UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21977

 NAME OF REGISTRANT:                     PowerShares Exchange-Traded
                                         Fund Trust II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 301 W Roosevelt Rd
                                         Wheaton, IL 60187

 NAME AND ADDRESS OF AGENT FOR SERVICE:  H. Bruce Bond
                                         301 W Roosevelt Rd
                                         Wheaton, IL 60187

 REGISTRANT'S TELEPHONE NUMBER:          (800) 983-0903

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


PowerShares 1-30 Laddered Treasury Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares Autonomic Balanced NFA Global Asset Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares Autonomic Growth NFA Global Asset Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares DWA Developed Markets Technical Leaders Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ACOM CO.,LTD.                                                                               Agenda Number:  701991766
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00105106
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3108600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Change Business
       Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ACS ACTIV DE CONSTRUC Y SERV                                                                Agenda Number:  701775453
--------------------------------------------------------------------------------------------------------------------------
        Security:  E7813W163
    Meeting Type:  EGM
    Meeting Date:  02-Dec-2008
          Ticker:
            ISIN:  ES0167050915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 521637 DUE TO DELETION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       03 DEC 2008 AT 13:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. THANK YOU.

       Receive the President's report                            Non-Voting    No vote

1.     Approve to redeem the bought-back shares and              Mgmt          For                            For
       modify the Article 6

2.     Grant authority for the acquisition of own shares         Mgmt          For                            For

3.     Elect Messrs. Agustin Batuecas, Alvaro Cuervo,            Mgmt          Against                        Against
       Jose M. Loizaga, Pedro Lopez, Santos Martinez-Conde,
       Florentino Perez, Julio Sacristan, Pablo Vallbona,
       Jose L. Del Valle, Antonio Garcia, Joan David
       Grima, Miquel Roca and Juan March de la Lastra
       as the Directors

4.     Approve the delegation of powers to execute               Mgmt          For                            For
       the Agreements adopted

5.     Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ACS ACTIV DE CONSTRUC Y SERV                                                                Agenda Number:  701902997
--------------------------------------------------------------------------------------------------------------------------
        Security:  E7813W163
    Meeting Type:  OGM
    Meeting Date:  24-May-2009
          Ticker:
            ISIN:  ES0167050915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       25 MAY 2009 . CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, the management               Mgmt          For                            For
       report of the exercise 2008 of the society
       and the consolidated group application of the
       result

2.     Approve to make knowledge of the corporate social         Mgmt          Abstain                        Against
       responsibility report and of the special report
       of the 116 BIS Article of the markets shares
       law of the 2008 exercise

3.     Approve the management of the Board of Directors          Mgmt          For                            For
       in 2008

4.     Ratify, dismissal and appoint in its case of              Mgmt          Against                        Against
       Directors

5.     Appoint the Auditors accounts as the society              Mgmt          For                            For
       either of the Company as of consolidated group

6.     Grant authority for the acquisition of derivated          Mgmt          For                            For
       own shares

7.     Authorize the Board of Directors to increase              Mgmt          For                            For
       up 50 % of the social capital maximum in the
       next 5 years in one or more times with the
       attribution of the allocation of the faculty
       of exclude the preferrent subscription right

8.     Authorize the Board of Directors to issue bonds           Mgmt          For                            For
       promissory notes and fixed income and warrant
       over shares of the Company, setting the rules
       to the Board of Directors for make the increase
       of capital and exclude the preferent subscription
       right of the shareholders, authorize the Board
       of Directors to guarantee obligations of the
       issue of fixed income of the affiliated companies

9.     Approve the agreement of amortization of shares           Mgmt          For                            For
       of the treasury

10.    Authorize the Board of Directors for the establishment    Mgmt          For                            For
       of the options over shares plan

11.    Authorize the faculties for the execution of              Mgmt          For                            For
       the agreements

12.    Approve the minute                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AGNICO EAGLE MINES LTD                                                                      Agenda Number:  701876229
--------------------------------------------------------------------------------------------------------------------------
        Security:  008474108
    Meeting Type:  MIX
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  CA0084741085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS 1.1-1.12 AND "2" AND ''IN FAVOR" OR
       "AGAINST" ONLY FOR RESOLUTIONS "3, 4" AND "5".
       THANK YOU.

       Receive the financial statements of Agnico-Eagle          Non-Voting    No vote
       for the YE 31 DEC 2008 and the auditors' report
       on the statements

1.1    Elect Mr. Leanne M. Baker as a Director                   Mgmt          For                            For

1.2    Elect Mr. Douglas R. Beaumont as a Director               Mgmt          For                            For

1.3    Elect Mr. Sean Boyd as a Director                         Mgmt          For                            For

1.4    Elect Mr. Clifford Davis as a Director                    Mgmt          For                            For

1.5    Elect Mr. David Garofalo as a Director                    Mgmt          For                            For

1.6    Elect Mr. Bernard Kraft as a Director                     Mgmt          For                            For

1.7    Elect Mr. Mel Leiderman as a Director                     Mgmt          For                            For

1.8    Elect Mr. James D. Nasso as a Director                    Mgmt          For                            For

1.9    Elect Mr. Merfyn Roberts as a Director                    Mgmt          For                            For

1.10   Elect Mr. Eberhard Scherkus as a Director                 Mgmt          For                            For

1.11   Elect Mr. Howard R. Stockford as a Director               Mgmt          For                            For

1.12   Elect Mr. Pertti Voutilainen as a Director                Mgmt          For                            For

2.     Appoint Ernst & Young LLP as the Auditors of              Mgmt          For                            For
       the Corporation and authorize the Directors
       to fix their remuneration

3.     Amend the Agnico-Eagle's Employee Share Purchase          Mgmt          For                            For
       Plan

4.     Amend the Agnico-Eagle's Stock Option Plan                Mgmt          For                            For

5.     Amend the amended and restated By-Laws of the             Mgmt          For                            For
       Company

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AMEC PLC                                                                                    Agenda Number:  701902896
--------------------------------------------------------------------------------------------------------------------------
        Security:  G02604117
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  GB0000282623
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and reports of the Director's        Mgmt          For                            For
       and the Auditors for the YE 31 DEC 2008

2.     Declare the final dividend of 10.1p per share             Mgmt          For                            For

3.     Approve the Director's remuneration report                Mgmt          For                            For

4.     Approve the remuneration policy set out in the            Mgmt          For                            For
       Director's remuneration report

5.     Re-elect Mr. I.P. McHoul as a Director, who               Mgmt          For                            For
       retires in accordance with Article 82 of the
       Articles of Association of the Company

6.     Re-elect Mr. S.R. Thompson as a Director, who             Mgmt          For                            For
       retires in accordance with Article 82 of the
       Articles of Association of the Company

7.     Re-elect Mr. N.A. Bruce as a Director, who retires        Mgmt          For                            For
       in accordance with Article 82 of the Articles
       of Association of the Company

8.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company to hold office from the conclusion
       of this meeting until the conclusion of the
       next general meeting at which accounts are
       laid before the Company

9.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

S.10   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163(3)] of up to maximum
       number of 33,259,712 ordinary shares of 50p
       each in the capital of the Company, at a minimum
       price of 50p and up to 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company held in 2010]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

11     Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors by Article 7.2 of the Articles
       of Association of the Company, until the conclusion
       of AGM of the Company to be held in 2010 and
       for such period the Section 80 amount should
       be GBP 55,432,854

S.12   Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors by Article 7.3 of the Articles
       of Association of the Company, until the conclusion
       of AGM of the Company to be held in 2010 and
       for such period the Section 89 amount should
       be GBP 8,314,928

S.13   Approve, with effect from 00.01 am on 01 OCT              Mgmt          For                            For
       2009, to amend the Articles of Association
       of the Company as specified; and to adopt the
       amended Articles of Association as the Articles
       of Association of the Company in substitution
       for and to exclusion of the existing Articles
       of Association

S.14   Approve the general meeting other than an AGM             Mgmt          Against                        Against
       may be not less than 14 clear days notice




--------------------------------------------------------------------------------------------------------------------------
 AMLIN PLC                                                                                   Agenda Number:  701864541
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0334Q177
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  GB00B2988H17
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts for the YE 31              Mgmt          For                            For
       DEC 2008 and the reports of the Directors and
       the Auditors thereon

2.     Approve the Directors' remuneration report contained      Mgmt          For                            For
       in the Company's annual report for the YE 31
       DEC 2008

3.     Declare a final dividend of 11.0p per ordinary            Mgmt          For                            For
       share in respect of the YE 31 DEC 2008, such
       dividend to be paid on 20 MAY 2009 to holders
       of ordinary shares on the register on 27 MAR
       2009

4.     Elect Mrs. C Bosse as a Director, who retires             Mgmt          For                            For
       at the 1st AGM following her appointment to
       the Board

5.     Elect Mr. A.W. Holt as a Director, who retires            Mgmt          For                            For
       at the 1st AGM following his appointment to
       the Board, after his retirement as an Executive
       Director

6.     Re-elect Mr. N.J.C. Buchanan as a Director                Mgmt          For                            For

7.     Re-elect Mr. B.D. Carpenter as a Director                 Mgmt          For                            For

8.     Re-elect Mr. R.H. Davey as a Director                     Mgmt          For                            For

9.     Re-elect Mr. R.A. Hextall as a Director                   Mgmt          For                            For

10.    Re-elect Mr. C.E.L. Phillipps as a Director               Mgmt          For                            For

11.    Re-elect Sir Mark Wrightson, Bt as a Director             Mgmt          For                            For

12.    Re-appoint Deloitte LLP as the Auditors to hold           Mgmt          For                            For
       office until the conclusion of the next general
       meeting at which accounts are laid before the
       Company and authorize the Audit Committee to
       determine their remuneration

13.    Authorize the Directors to establish further              Mgmt          For                            For
       plans based on the Amlin Plc Performance Share
       Plan 2004 but modified to take account of local
       tax, exchange control or securities laws in
       overseas territories, provided that any shares
       made available under such further plans are
       treated as counting against the limits on individual
       or overall participation in the Amlin Plc Performance
       Share Plan 2004

14.    Authorize the ordinary share capital of the               Mgmt          For                            For
       Company be increase from GBP 199,999,998 to
       GBP 225,000,000 by the creation of 88,888,896
       new ordinary shares of 28.125p each having
       the rights as set out in the Articles of Association
       of the Company

15.    Authorize the Directors, in substitution for              Mgmt          Against                        Against
       all existing authorities and pursuant to Section
       80 of the Companies Act 1985 [the Act], to
       allot relevant securities [Section 80] up to
       an aggregate nominal amount of GBP 44,067,316;
       [Authority expires the earlier of the conclusion
       of the AGM in 2010 or on 01 JUL 2010]; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.16   Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority, subject to the passing
       of Resolution 15 and pursuant to Section 94(2)
       of the Companies Act 1985, to allot equity
       securities [Section 94[2]] for cash pursuant
       to the authority conferred by Resolution 15,
       disapplying the statutory pre-emption rights
       [Section 94(3A)] of the 1985 Act in each case:
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a pre-emptive offer; b) up to an aggregate
       nominal amount of GBP 6,610,097 and pursuant
       to the authority given by paragraph [ii] of
       Resolution 15 above in connection with a rights
       issue, as if Section 89[1] of the 1985 Act
       did not apply to any such allotment; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company in 2010 or 01 JUL 2010];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.17   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       make market purchases [Section 163 of the Act]
       of up to 47,005,137 ordinary shares of 28.125p
       each in the capital of the Company, at a minimum
       price of 28.125p and up to 105% of the average
       middle market quotations of the Company Ordinary
       shares as derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days on which such share is contracted to be
       purchased; and the higher of the price of the
       last independent trade and the highest current
       bid as stipulated by Article 5[1] of the Commission
       Regulation [EC] 22 DEC 2003 implementing the
       Market Abuse Directive as regards exemptions
       for buy-back programs and stabilization of
       financial instruments [No 2273/2003]; [Authority
       expires the earlier of the conclusion the AGM
       of the Company in 2010 or on 01 JUL 2010];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.18   Approve the general meeting of the Company other          Mgmt          Against                        Against
       than an AGM may be called on not less than
       14 clear days' notice




--------------------------------------------------------------------------------------------------------------------------
 ANTOFAGASTA P L C                                                                           Agenda Number:  701925767
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0398N128
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  GB0000456144
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the reports of the Directors'           Mgmt          For                            For
       and the Auditors' and the financial statements
       for the YE 31 DEC 2008

2.     Receive and approve the remuneration report               Mgmt          For                            For
       for the YE 31 DEC 2008

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. C H Bailey as a Director                     Mgmt          For                            For

5.     Re-elect Mr. R F Jara as a Director                       Mgmt          For                            For

6.     Re-elect Mr. G S Menendez as a Director                   Mgmt          For                            For

7.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company to hold office from the conclusion
       of this meeting until the conclusion of the
       next general meeting at which accounts are
       laid before the Company and authorize the Directors
       to fix their remuneration

8.     Authorize the capital of the Company be increased         Mgmt          For                            For
       from GBP 67,000,000 to GBP 85,000,000 by the
       creation of 360,000,000 ordinary shares of
       5p each

9.     Authorize the Directors of the Company to allot           Mgmt          Against                        Against
       relevant securities [as specified in the Companies
       Act 1985] up to an aggregate nominal amount
       of GBP 16,430,945; and relevant securities
       comprising equity securities [as specified
       in the Companies Act 1985] up to an aggregate
       nominal amount of GBP 32,861,890 [such amount
       to be reduced by the aggregate nominal amount
       of relevant securities issued under Paragraph
       [A] of this resolution in connection with an
       offer by way of a rights issue: [i] to ordinary
       shareholders in proportion [as nearly as may
       be practicable] to their existing holdings;
       and [ii] to holders of other equity securities
       as required by the rights of those securities
       or, subject to such rights, as the Directors
       otherwise consider necessary, and so that the
       Directors' may impose any limits or restrictions
       and make any arrangements which they consider
       necessary or appropriate to deal with treasury
       shares, fractional entitlements, record dates,
       legal, regulatory or practical problems in,
       or under the laws of, any territory or any
       other matter, such authorities to apply until
       the end of the Company's next AGM to be held
       in 2010 [or, if earlier, until the close of
       business on 30 JUN 2010] but, in each case,
       so that the Company may make offers and enter
       into agreements before the authority expires
       which would, or might, require relevant securities
       to be allotted after the authority expires
       and the Directors may allot relevant securities
       under any such offer or agreement as if the
       authority had not expired

S.10   Authorize the Directors to allot equity securities        Mgmt          For                            For
       [as specified in the Companies Act 1985] for
       cash pursuant to the authority granted by Resolution
       9 and where the allotment constitutes an allotment
       of equity securities by virtue of Section 94[3A]
       of the Companies Act 1985, in each case free
       of the restriction in Section 89[1] of the
       Companies Act 1985, such power to be limited:
       [A] to the allotment of equity securities in
       connection with an offer of equity securities
       [but in the case of allotment pursuant to the
       authority granted by Paragraph [B] of Resolution
       9, such power shall be limited to the allot
       of equity securities in connection with an
       offer by way of a rights issue only]: [i] to
       ordinary shareholders in proportion [as nearly
       as may be practicable] to their existing holdings;
       [ii] to holders of other equity securities,
       as required by the rights of those securities
       or subject to such rights, as the Directors
       otherwise consider necessary, and so that the
       Directors may impose any limits or restrictions
       and make any arrangements which they consider
       necessary or appropriate to deal with treasury
       shares, fractional entitlements. record dates,
       legal; regulatory or practical problems in,
       or under the laws of, any territory or any
       other matter; and [B] to the allotment of equity
       securities pursuant to the authority granted
       by Paragraph [A] of Resolution 9 and/or an
       allotment which constitutes an allotment of
       equity securities by virtue of Section 94[3A]
       of Companies Act 1985 [in each case otherwise
       than in the circumstances set out in Paragraph
       [A] of this Resolution 10] up to a nominal
       amount of GBP 2,464,641; such power to apply
       until the end of the Company's next AGM to
       be held in 2010 [or, if earlier, until the
       close of business on 30 JUN 2010] but so that
       the Company, may make offers and enter into
       agreements before the power expires which would,
       or might, require equity securities to be allotted
       after the power expires and the Directors may
       allot equity securities under any such offer
       or agreement if the power had not expired

S.11   Authorize the Company to make one or more market          Mgmt          For                            For
       purchases [within the meaning of Section 163[3]
       of the Companies Act 1985] of ordinary shares
       of 5p in the capital of the Company ["Ordinary
       Shares"] provided that: the maximum aggregate
       number of Ordinary Shares authorized to be
       purchased is 98,585,669 [representing 10% of
       the issued ordinary share capital of the Company];
       the minimum price which may be paid for an
       Ordinary Share is 5p; the maximum price which
       may be paid for an Ordinary Share is an amount
       equal to 105% of the average of the middle
       market quotations for an Ordinary Share as
       derived from The London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the day on which that Ordinary Share
       is purchased; [authority expires at the earlier
       of the conclusion of the next AGM of the Company
       to be held in 2010 and 30 JUN 2010]; and the
       Company may make a Contract to purchase Ordinary
       Shares under this authority before the expiry
       of the authority which will or may be executed
       wholly or partly after the expiry of the authority,
       and may make a purchase of Ordinary Shares
       in pursuance of any such Contract

S.12   Approve, a general meeting of the Company other           Mgmt          Against                        Against
       than an AGM may be called on not less than
       14 clear days' notice




--------------------------------------------------------------------------------------------------------------------------
 BANCO DE VALENCIA SA, VALENCIA                                                              Agenda Number:  701806880
--------------------------------------------------------------------------------------------------------------------------
        Security:  E16100369
    Meeting Type:  OGM
    Meeting Date:  07-Mar-2009
          Ticker:
            ISIN:  ES0113980F34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       09 MAR 2009 AT 11:30. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     Approve, if applicable, of the annual financial           Mgmt          For                            For
       statements of the Management and actions of
       the Board of Directors and allocation of profits/losses
       of the Company and the consolidated financial
       statements for the FYE on 31 DEC 2008

2.     Ratify the appointment of the Board Member and            Mgmt          For                            For
       re-elect the Board Members separately

3.     Approve to increase the capital of EUR 2,320,604.25       Mgmt          For                            For
       by issuing 9,282,417 shares of EUR 0.25 nominal
       value ratio 1 new per every 50 held

4.     Approve to revoke the non used part of the previous       Mgmt          For                            For
       authorization to issue bonds or any other kind
       of debt, new delegation of powers to issue
       bonds or simple debentures and other fixed-income
       securities

5.     Appoint or re-elect the Auditor                           Mgmt          Against                        Against

6.     Authorize the Board of Directors, with the express        Mgmt          For                            For
       power of delegation, for the derivative acquisition
       of the Company's own shares by the Company
       itself and/or by its subsidiaries

7.     Authorize the Board to formalize and execute              Mgmt          For                            For
       all resolutions adopted by the shareholders
       at the general shareholder's meeting, for conversion
       thereof into a public instrument, and for the
       interpretation, correction and supplementation
       thereof or further elaboration thereon until
       the required registrations are made

8.     Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANKINTER, SA, MADRID                                                                       Agenda Number:  701859285
--------------------------------------------------------------------------------------------------------------------------
        Security:  E2116H880
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  ES0113679I37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the individual annual financial statements        Mgmt          For                            For
       of Bankinter, S.A. [balance sheet, profit and
       loss statement and notes] and the consolidated
       financial statements of Bankinter, S.A. and
       its subsidiaries (balance sheet, Profit and
       loss statement, statement of changes in shareholders'
       equity, statement of cash flows, and notes)
       for the FYE 31 DEC 2008

2.     Approve the proposal for the distribution of              Mgmt          For                            For
       earnings and the distribution of dividend for
       the FYE 31 DEC 2008

3.     Approve the Management and activities of the              Mgmt          For                            For
       Board of Directors for 2008

4.     Re-elect the accounts Auditor for the Company             Mgmt          For                            For
       for the FY 2009

5.1    Ratify the appointment of Mr. M. Rafeal Mateu             Mgmt          For                            For
       De Ros Cerezo as a Director

5.2    Re-elect Mr. Pedro Guerrero Guerrero as Executive         Mgmt          For                            For
       Board Member

5.3    Re-elect Mr. Fernando Masaveu Herrero as an               Mgmt          For                            For
       External Nominee Director

5.4    Re-elect Mr. Marcelino Botin-Sanz De Sautuolay            Mgmt          For                            For
       Nevada as an External Nominee Director

5.5    Approve the setting of number of Board Members            Mgmt          For                            For

5.6    Appoint Mr. Jose Antonio Garay Ibargaray as               Mgmt          For                            For
       Independent Director

6.     Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       Article 53.1; b) the Companies Act, to delegate
       to the Executive Committee, the power to increase
       the share capital, for a period of 5 years,
       up to the maximum amount, corresponding to
       50% of the Company's share capital on the date
       of authorization, with a possibility of incomplete
       subscription pursuant to Article 161.1 of the
       Companies Act, and delegating the power to
       amend Article 5 of the Corporate By-laws, to
       delegate the power to exclude the right of
       preferential subscription with regard to the
       said share issues, and the right to apply for
       admission to and exclusion from trading of
       the shares, debentures, and securities issued,
       to render of no effect the delegation made
       by the general meetings of previous years

7.     Authorize the Board of Directors, with express            Mgmt          For                            For
       powers to delegate to the Executive Committee,
       the derivative acquisition of own shares by
       the company and/or by its subsidiary companies,
       up to the maximum limit of (5) % of the share
       capital, in accordance with the provisions
       of current legislation, with express powers
       to dispose of them or amortize them, thereby
       reducing the share capital, and rendering of
       no effect, in the amount not used, the authorization
       granted for this purpose by the Shareholders
       General Meeting held on 17 APR 2008

8.     Authorize the Board of Directors, with express            Mgmt          For                            For
       powers to delegate to the Executive Committee,
       for a term of (5) years, to issue, whether
       directly or indirectly, fixed-income bonds,
       debentures, and securities in general, preferred
       shares, mortgage-backed securities, and other
       debt securities, which may not be swapped for
       or converted into shares, as well as to confer
       the Bankinter S.A. guaranty to the said issues,
       thereby rendering of no effect, in the amount
       not used, the delegations of powers granted
       by the Shareholders General Meeting held on
       17 APR 2008

9.     Authorize the Board of Directors, with express            Mgmt          For                            For
       powers to delegate to the Executive Committee,
       for a term of (5) years, issue debentures or
       bonds that may be swapped for and/or converted
       into shares in the Company or in other Companies,
       whether of the Group or not, and warrants over
       newly-issued shares or shares in the Company
       or in other Companies, whether of the Group
       or not, in circulation, up to a maximum limit
       of 1,000 million euros, to set the criteria
       for the determination of the bases and forms
       of the conversion, swap, or exercise, to authorize
       the Board of Directors, with express powers
       to delegate to the Executive Committee, to
       take all necessary measures to set the bases
       and forms for the conversion, to resolve, where
       appropriate, to exclude in whole or in part
       the right to preferential subscription, swap,
       or exercise, as well as, in the case of convertible
       debentures and bonds and the warrants over
       newly-issued shares, to increase the capital
       in the amount necessary in order to meet the
       applications for the conversion of debentures
       or the exercise of the warrants, and to render
       of no effect the delegations made by the General
       Meetings of previous years

10.1   Approve the remuneration of the Directors consisting      Mgmt          For                            For
       of allocations of shares, within the terms
       laid down in the Corporate By-laws

10.2   Approve the remuneration plan consisting of               Mgmt          For                            For
       the allocation of options linked to the value
       of the Bankinter share that may be liquidated
       for the difference for the Bankinter management
       team, including the executive Directors and
       the General Managers and their peers who carry
       out senior-management functions

11.    Authorize the Board of Directors, with powers             Mgmt          For                            For
       to delegate, to formalize, interpret, correct,
       and execute the resolutions of this Board,
       Points of a consultative or informative nature

12.    Receive the report on the remuneration policy             Mgmt          For                            For
       for the Directors and Senior Management

13.    Receive the report on the partial amendment               Mgmt          Abstain                        Against
       of the Board of Directors Regulations pursuant
       to the provisions of Article 115 of the Securities
       Market Act

14.    Approve the present the Explanatory Report on             Mgmt          Abstain                        Against
       the items in the Management Report contained
       at Article 116 BIS of the Securities Market
       Act

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BG GROUP PLC                                                                                Agenda Number:  701883337
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1245Z108
    Meeting Type:  AGM
    Meeting Date:  18-May-2009
          Ticker:
            ISIN:  GB0008762899
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report and the accounts                Mgmt          For                            For

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Declare the dividend                                      Mgmt          For                            For

4.     Elect Sir David Manning                                   Mgmt          Against                        Against

5.     Elect Mr. Martin Houston                                  Mgmt          For                            For

6.     Re-elect Sir. Robert Wilson                               Mgmt          For                            For

7.     Re-elect Mr. Frank Chapman                                Mgmt          For                            For

8.     Re-elect Mr. Ashley Almanza                               Mgmt          For                            For

9.     Re-elect Mr. Jurgen Dormann                               Mgmt          For                            For

10.    Re-appoint the Auditors                                   Mgmt          For                            For

11.    Approve the remuneration of the Auditors                  Mgmt          For                            For

12.    Approve the political donations                           Mgmt          For                            For

13.    Approve to increase the authorized share capital          Mgmt          For                            For

14.    Grant authority to allot shares                           Mgmt          Against                        Against

S.15   Approve the disapplication of the pre-emption             Mgmt          For                            For
       rights

S.16   Grant authority to make market purchases of               Mgmt          For                            For
       own ordinary shares

S.17   Amend the existing Articles of Association                Mgmt          For                            For

S.18   Adopt the new Articles of Association                     Mgmt          For                            For

S.19   Approve the notice periods for the general meeting        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CAIRN ENERGY PLC                                                                            Agenda Number:  701917518
--------------------------------------------------------------------------------------------------------------------------
        Security:  G17528236
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  GB00B1RZDL64
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts for the YE 31             Mgmt          For                            For
       DEC 2008

2.     Approve the Directors remuneration report contained       Mgmt          For                            For
       in reports and accounts

3.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Appoint Mr. Lain McLaren as a Director                    Mgmt          For                            For

5.     Appoint Dr. James Buckee as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Todd Hunt as a Director                      Mgmt          Against                        Against

7.     Re-elect Dr. Mike Watts as a Director                     Mgmt          For                            For

8.     Re-elect Mr. Phil Tracy as a Director                     Mgmt          For                            For

9.     Re-elect Mr. Hamish Grossart as a Director                Mgmt          For                            For

10.    Authorize the Company to allot relevant securities        Mgmt          Against                        Against
       pursuant to Section 80 of the Companies Act
       1985

S.11   Authorize the Company to allot equity securities          Mgmt          For                            For
       or sell treasury shares pursuant to Section
       95 of the Companies Act 1985

S.12   Authorize the Company to make market purchases            Mgmt          For                            For
       of the ordinary share capital of the Company

S.13   Authorize the Company to hold EGM on 14 clear             Mgmt          Against                        Against
       days notice

14.    Adopt the Cairn Energy PLC Long Term Incentive            Mgmt          For                            For
       Plan 2009

15.    Adopt the Cairn Energy PLC approved Share Option          Mgmt          For                            For
       Plan 2009

16.    Adopt the Cairn Energy PLC unapproved Share               Mgmt          For                            For
       Option Plan 2009

       PLEASE NOTE THAT THIS IS A REVISION DUE TO DUE            Non-Voting    No vote
       TO CHANGE IN TEXT OF RESOLUTION 13. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 CAPITA GROUP                                                                                Agenda Number:  701869793
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1846J115
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  GB00B23K0M20
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the final accounts and the reports of             Mgmt          For                            For
       the Directors and the Auditors

2.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report

3.     Declare a final dividend of 9.6p per ordinary             Mgmt          For                            For
       share of the Company

4.     Re-elect Mr. Eric Walters as a Director                   Mgmt          For                            For

5.     Re-elect Mr. Gordon Hurst as a Director                   Mgmt          For                            For

6.     Elect Ms. Maggi Bell as a Director                        Mgmt          For                            For

7.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For
       of the Company

8.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Ernst and Young LLP

9.     Authorize the Directors to allot shares pursuant          Mgmt          For                            For
       to Section 80(1) of the Companies Act 1985

S.10   Approve to disapply statutory pre-emption rights          Mgmt          For                            For
       pursuant to Section 95 of the Companies Act
       1985

S.11   Approve to renew the Company's authority to               Mgmt          For                            For
       make market purchases of its own ordinary shares

S.12   Amend the Articles of Association of the Company          Mgmt          For                            For

S.13   Approve the notice for the general meetings               Mgmt          Against                        Against
       be not less than 14 clear days

S.14   Approve the change of the Company name to Capita          Mgmt          For                            For
       Plc




--------------------------------------------------------------------------------------------------------------------------
 CASINO GUICHARD PERRACHON, SAINT ETIENNE                                                    Agenda Number:  701924640
--------------------------------------------------------------------------------------------------------------------------
        Security:  F14133106
    Meeting Type:  MIX
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  FR0000125585
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE on 31 DEC 2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       on 31 DEC 2008

O.3    Approve the distribution of profits- fixation             Mgmt          For                            For
       of the dividend

O.4    Approve the agreements referred to in Article             Mgmt          For                            For
       L.225-38 of the Commercial Code

O.5    Authorize the Company to purchase its own shares          Mgmt          Against                        Against

O.6    Appoint Mr. Pierre Giacometti as a Board Member           Mgmt          For                            For

O.7    Approve to renew Mr. Abilio Dos Santos Diniz's            Mgmt          Against                        Against
       mandate as a Board Member for 3 years

O.8    Approve to renew Mr. Pierre Giacometti's mandate          Mgmt          For                            For
       as a Board Member for 3 years

O.9    Approve to renew Mr. Henri Giscard D'estaing's            Mgmt          For                            For
       mandate as a Board Member for 3 years

O.10   Approve to renew Mr. Philippe Houze's mandate             Mgmt          Against                        Against
       as a Board Member for 3 years

O.11   Approve to renew Mr. Marc Ladreit De Lacharriere's        Mgmt          Against                        Against
       mandate as a Board Member for 3 years

O.12   Approve to renew Mr. Jean-Charles Naouri's mandate        Mgmt          Against                        Against
       as a Board Member for 3 years

O.13   Approve to renew Mr. Gilles Pinoncely's mandate           Mgmt          Against                        Against
       as a Board Member for 3 years

O.14   Approve to renew Mr. Gerald De Roquemaurel's              Mgmt          For                            For
       mandate as a Board Member for 3 years

O.15   Approve to renew Mr. David De Rothschild's mandate        Mgmt          Against                        Against
       as a Board Member for 3 years

O.16   Approve to renew Mr. Frederic Saint-Geours's              Mgmt          For                            For
       mandate as a Board Member for 3 years

O.17   Approve to renew Euris Company's mandate as               Mgmt          Against                        Against
       the Board Member for 3 years

O.18   Approve to renew Finatis Company's mandate as             Mgmt          Against                        Against
       the Board Member for 3 years

O.19   Approve to renew Matignon-Diderot Company's               Mgmt          Against                        Against
       mandate as the Board Member for 3 years

O.20   Approve to renew Omnuim De Commerce Et De Participations  Mgmt          Against                        Against
       OCP Company's mandate as the Board Member for
       3 years

O.21   Appoint Mr. Jean-Dominique Comolli as a Board             Mgmt          For                            For
       Member

O.22   Appoint Ms. Rose-Marie Van Lerberghe as a Board           Mgmt          For                            For
       Member

O.23   Approve the attendance allowances allocated               Mgmt          For                            For
       to the Board of Directors

O.24   Appoint Ms. Marie-Paule Degeilh, of the Didier            Mgmt          For                            For
       Kling & Associes Office, as the Temporary Statutory
       Auditor

E.25   Approve the conversion of the shares with preferential    Mgmt          For                            For
       dividend, without voting right, into common
       shares

E.26   Approve the modification of the statutes                  Mgmt          For                            For

E.27   Authorize the Board of Directors and to the               Mgmt          For                            For
       Chairman

E.28   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       issue shares or securities giving right to
       the allocation of new or existing shares of
       the Company or existing shares of any Company
       which it held directly or indirectly more than
       50% of the capital, or debt securities, with
       maintenance of preferential subscription rights,
       in case of issuance of new shares

E.29   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       issue shares or securities giving right to
       the allocation of new or existing shares of
       the Company or existing shares of any company
       which it held directly or indirectly more than
       50% of the capital, or debt securities, with
       cancellation of preferential subscription rights,
       in case of issuance of new shares

E.30   Authorize the Board of Directors to the effect            Mgmt          For                            For
       of fixing the price of the issue achieved without
       preferential subscription rights under the
       terms determined by the general assembly, under
       Article L.225-136 of the Commercial Code

E.31   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued under
       capital increases made with or without preferential
       subscription rights

E.32   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase capital by incorporation of reserves,
       profits, premiums or other amounts whose capitalization
       is accepted

E.33   Authorize the Board of Directors, within the              Mgmt          Against                        Against
       limit of 10% of the Company's capital, to issue
       shares or securities giving access to capital,
       in order to remunerate contributions in kind
       made to the Company and consist of equity securities
       or securities giving access to capital

E.34   Authorize the Board of Directors on overall               Mgmt          For                            For
       limitation of the financial

E.35   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       issue shares or securities giving access to
       capital, in case of a public offer implemented
       by Casino, Guichard-Perrachon for another listed
       company with cancellation of preferential subscription
       right

E.36   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       decide, during a public offer period for the
       Company, the issuance of warrants for the subscription
       to the Company's shares, on preferential terms,
       including their free allocation to all Company's
       shareholders

E.37   Grant authority to issue, by any Company which            Mgmt          Against                        Against
       holds more than 50% of the Casino Guichard-Perrachon
       Company's capital, securities of the issuing
       Company, giving right to the allocation of
       the Company's existing shares

E.38   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital and/or to yield
       the treasury shares, for the benefit of employees

E.39   Grant authority to reduce share capital by cancellation   Mgmt          For                            For
       of treasury shares




--------------------------------------------------------------------------------------------------------------------------
 CGI GROUP INC.                                                                              Agenda Number:  701791875
--------------------------------------------------------------------------------------------------------------------------
        Security:  39945C109
    Meeting Type:  AGM
    Meeting Date:  27-Jan-2009
          Ticker:
            ISIN:  CA39945C1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS 1.1 TO 1.14 AND 2. THANK YOU.

       To receive the report of the Directors, together          Non-Voting    No vote
       with the consolidated balance sheet and the
       statements of earnings, comprehensive income,
       retained earnings and cash flows, and the Auditors'
       report for the FYE 30 SEP 2008

1.1    Elect Mr. Claude Boivin as a Director                     Mgmt          For                            For

1.2    Elect Mr. Bernard Bourigeaud as a Director                Mgmt          For                            For

1.3    Elect Mr. Jean Brassard as a Director                     Mgmt          For                            For

1.4    Elect Mr. Claude Chamberland as a Director                Mgmt          For                            For

1.5    Elect Mr. Robert Chevrier as a Director                   Mgmt          For                            For

1.6    Elect Mr. Thomas P. D'Aquino as a Director                Mgmt          For                            For

1.7    Elect Mr. Paule Dore as a Director                        Mgmt          For                            For

1.8    Elect Mr. Serge Godin as a Director                       Mgmt          For                            For

1.9    Elect Mr. Andre Imbeau as a Director                      Mgmt          For                            For

1.10   Elect Mr. David L. Johnston as a Director                 Mgmt          For                            For

1.11   Elect Ms. Eileen A. Mercier as a Director                 Mgmt          For                            For

1.12   Elect Mr. Michael E. Roach as a Director                  Mgmt          For                            For

1.13   Elect Mr. Gerald T. Squire as a Director                  Mgmt          For                            For

1.14   Elect Mr. Robert Tessier as a Director                    Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       and authorize the Audit and Risk Management
       Committee to fix their remuneration

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG INFRASTRUCTURE HLDGS LTD                                                        Agenda Number:  701886559
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2098R102
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  BMG2098R1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR ALL THE RESOLUTIONS
       . THANK YOU.

1.     Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's report for the YE 31st DEC 2008

2.     Declare the final dividend                                Mgmt          For                            For

3.1    Elect Mr. Li Tzar Kuoi, Victor as a Director              Mgmt          Against                        Against

3.2    Elect Mr. Fok Kin Ning, Canning as a Director             Mgmt          Against                        Against

3.3    Elect Mr. Tso Kai Sum as a Director                       Mgmt          Against                        Against

3.4    Elect Mr. Cheong Ying Chew, Henry as a Director           Mgmt          For                            For

3.5    Elect Mr. Barrie Cook as a Director                       Mgmt          Against                        Against

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditor and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors to issue and dispose              Mgmt          For                            For
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       at the date of the resolution until the next
       AGM [Relevant Period], such mandate to include
       the granting of offers or options [including
       bonds and debentures convertible into shares
       of the Company] which might be exercisable
       or convertible during or after the relevant
       period

5.2    Authorize the Directors to repurchase shares              Mgmt          For                            For
       of HKD 1.00 in the capital of the Company during
       the relevant period, subject to and in accordance
       with all applicable laws and requirements of
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       law to be held]

5.3    Authorize the Directors to issue and dispose              Mgmt          For                            For
       of additional shares pursuant to Resolution
       5[1] by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Ordinary
       Resolution 5[2], provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of the said resolution

6.1    Authorize the Directors of the Company, acting            Mgmt          For                            For
       together, individually or by committee to approve
       the acquisition of the bonds, notes, commercial
       paper or other similar debt instruments issued
       by Connected Issuers [as specified] pursuant
       to the master agreement dated 03 APR 2009 and
       made between the Company and Hutchison Whampoa
       Limited setting out the basis upon which the
       Company or its subsidiaries may acquire the
       Connected Debt Securities issued by the connected
       issuers, copy of which have been produced to
       this meeting marked "A" and signed by the Chairman
       of this meeting for identification purpose
       subject to the limitations set as specified

6.2    Authorize the Directors to acquire Connected              Mgmt          For                            For
       Debt Securities generally and unconditionally
       approve i]the aggregate gross purchase price
       of Connected Debt Securities of a particular
       issue to be acquired, after deducting any net
       sale proceeds of Connected Debt Securities
       sold, by the Company and its subsidiaries [the
       "Group"] ["Net Connected Debt Securities Position"]
       during the Relevant Period pursuant to the
       approval in paragraph [a] above shall not exceed
       20% of the aggregate value of the subject issue
       and all outstanding Connected Debt Securities
       of the same issuer with the same maturity or
       shorter maturities; ii] the Net Connected Debt
       Securities Position of the Group at any time
       during the relevant period shall not exceed:
       [a] HKD 2.2 billion or [b] 20% of the aggregate
       "net liquid assets" of the Group which is accounted
       for and consolidated in the accounts of the
       Company as at 31 DEC 2008 or if different,
       20% of the Company's "unaudited consolidated
       net liquid assets" as at the last day of the
       immediately preceding calendar quarter [the
       "Reference Date"], whichever is the lower;
       for this purpose, "net liquid assets" shall
       mean the aggregate value of cash, deposits
       and marketable securities [including for the
       avoidance of doubt any Connected Debt Securities
       held at the time] and the Company's "unaudited
       consolidated net liquid assets" as at the reference
       date shall mean the aggregate value of the
       cash, deposits and marketable securities [including
       for the avoidance of doubt any Connected Debt
       Securities held at the time all valued at their
       respective fair market values as at such date]
       held by the Group which is accounted for and
       consolidated in the accounts of the Company
       as at the reference date less the aggregate
       value of any such assets which are subject
       to pledges or other encumbrances as at the
       reference date; [iii] the Connected Debt Securities
       shall be [a] listed for trading on a recognised
       exchange, [b] offered to qualified institutional
       buyers in reliance on Rule 144A under the U.S.
       Securities Act of 1933, as amended, [c] offered
       to persons outside the United States in reliance
       on Regulation S under the U.S. Securities Act
       of 1933, or [d] offered pursuant to an issue
       where the aggregate value of such issue and
       all other outstanding Connected Debt Securities
       of the same issuer is no less than USD 500
       million or its equivalent in other currencies
       permitted under [vi] below, and in all cases
       the Connected Debt Securities shall be acquired
       by the Group only on normal commercial terms
       arrived at after arm's length negotiations;
       iv] the Connected Debt Securities shall be
       of at least investment grade or its equivalent;
       v] the Connected Debt Securities shall not
       include zero coupon instruments or instruments
       with any imbedded option, right to convert
       into or exchange for any form of equity interest
       or derivative; vi] the Connected Debt Securities
       shall be issued in any of the following currencies,
       Hong Kong Dollars, the United States Dollars,
       Canadian Dollars or such other currency as
       the Directors who have no material interest
       in the proposed acquisition of Connected Debt
       Securities consider in their reasonable opinion
       as posing a risk acceptable to the Group having
       regard to the Groups assets and businesses
       from time to time vii] the Connected Debt Securities
       shall have maturity not in excess of 15 years;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company ]




--------------------------------------------------------------------------------------------------------------------------
 CHINA CITIC BANK CORPORATION LTD, BEIJING                                                   Agenda Number:  701768193
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1434M116
    Meeting Type:  EGM
    Meeting Date:  29-Dec-2008
          Ticker:
            ISIN:  CNE1000001Q4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the appointment of Mr. Li Zheping as              Mgmt          For                            For
       an Independent Non-Executive Director of the
       Bank

2.     Approve and ratify the Loan Asset Transfer Framework      Mgmt          For                            For
       Agreement and the Wealth Management Service
       Framework Agreement and their proposed respective
       annual caps for each of the 3 years ending
       31 DEC 2008, 2009 and 2010 as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA EVERBRIGHT LTD                                                                        Agenda Number:  701887715
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1421G106
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  HK0165000859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE

1.     Receive and consider the Audited Financial Statements,    Mgmt          For                            For
       Directors' Report and Independent Auditor's
       Report for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Wang Weimin as a Director                    Mgmt          Against                        Against

3.B    Re-elect Mr. Seto Gin Chung, John as a Director           Mgmt          For                            For

3.C    Re-elect Dr. Lin Zhijun as a Director                     Mgmt          For                            For

3.D    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of Directors

4.     Re-appoint Auditors and authorize the Board               Mgmt          For                            For
       to fix the remuneration of Auditors

5.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       57B, to allot, issue and deal with additional
       shares of HKD 1.00 in the share capital of
       the Company or securities convertible into
       shares or options, warrants or similar rights
       to subscribe for shares and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company, otherwise than pursuant to
       i) a rights issue; or ii) the exercise of subscription
       or conversion rights attached to any warrants
       or securities; or iii) the exercise of options
       or similar arrangement; or iv) any scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by law]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 1.00 of the Company during the
       relevant period, on the Stock Exchange of Hong
       Kong Limited or any other stock exchange on
       which the shares of the Company have been or
       may be listed and recognized by the Securities
       and Futures Commission under the Hong Kong
       Code on share repurchases for such purposes,
       subject to and in accordance with all applicable
       laws and regulations, at such price as the
       Directors may at their discretion determine
       in accordance with all applicable laws and
       regulations, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is to be held by
       law]

7.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of Ordinary Resolutions 5.1
       and 5.2 set out in the notice convening this
       meeting, the general mandate granted to allot,
       issue and deal with additional shares in the
       Company pursuant to Ordinary Resolution 5.O.1
       set out in the notice convening this meeting
       be and is hereby extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of shares in the Company repurchased
       by the Company under the authority granted
       pursuant to Ordinary Resolution 5.O.2 set out
       in the notice convening this meeting, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       the said Ordinary Resolutions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE.IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LD & INVT LTD                                                                Agenda Number:  701919740
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  EGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the CSCECL Group Engagement Agreement             Mgmt          For                            For
       and the transactions contemplated thereunder
       and the implementation thereof; the CSCECL
       Construction Engagement Cap  for the period
       between 01 JUN 2009 and 31 MAY 2012; and authorize
       any one Director of the Company for and on
       behalf of the Company to execute all such other
       documents, instruments and agreements and to
       do all such acts or things deemed by him to
       be incidental to, ancillary to or in connection
       with the matters contemplated in the CSCECL
       Group Engagement Agreement and the transactions
       contemplated thereunder including the affixing
       of Common Seal thereon

2.     Approve the CSC Group Engagement Agreement and            Mgmt          For                            For
       the transactions contemplated thereunder and
       the implementation thereof; the CSC Construction
       Engagement Cap  for the period between 01 JUL
       2009 and 30 JUN 2012; and authorize any one
       Director of the Company and on behalf of the
       Company to execute all such other documents,
       instruments and agreements and to do all such
       acts or things deemed by him to be incidental
       to, ancillary to or in connection with the
       matters contemplated in the CSC Group Engagement
       Agreement and the transactions contemplated
       thereunder including the affixing of Common
       Seal thereon




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LD & INVT LTD                                                                Agenda Number:  701919752
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.a    Re-elect Mr. Chen Bin as a Director                       Mgmt          Against                        Against

2.b    Re-elect Mr. Zhu Yijian as a Director                     Mgmt          Against                        Against

2.c    Re-elect Mr. Luo Liang as a Director                      Mgmt          Against                        Against

2.d    Re-elect Dr. Li Kwok Po, David as a Director              Mgmt          For                            For

2.e    Re-elect Dr. Fan Hsu Lai Tai, Rita as a Director          Mgmt          For                            For

3.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4.     Declare of a final dividend for the YE 31 DEC             Mgmt          For                            For
       2008 of HKD 7 cents per share

5.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board to fix their remuneration

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, to purchase shares in the
       capital of the Company during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or any other stock
       exchange recognized for this purpose by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange under the Hong Kong
       Code on Share Repurchases, not exceeding 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue as at the date
       of passing this Resolution; [Authority expires
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       and/or the Companies Ordinance [Chapter 32
       of the Laws of Hong Kong] to be held]

7.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, pursuant to Section 57B
       of the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to allot, issue and deal
       with additional shares in the capital of the
       Company and to make or grant offers, agreements,
       options and rights of exchange during the relevant
       period, not exceeding the aggregate of a) 20%
       of the share capital of the Company; and b)
       the nominal amount of share capital repurchased
       [up to 10% of the aggregate nominal amount
       of the share capital], otherwise than pursuant
       to i) a rights issue; or ii) the exercise of
       subscription or conversion rights under the
       terms of any bonds or securities which are
       convertible into shares of the Company; or
       iii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to Directors and/or employees of the
       Company and/or any of its subsidiaries of shares
       or rights to acquire shares of the Company;
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by Articles of Association
       and/or Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

8.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolutions 6 and 7, to extend the general
       mandate granted to the Directors of the Company
       pursuant to the Resolution 7, by an amount
       representing the aggregate nominal amount of
       share capital of the Company purchased by the
       Company under the authority granted pursuant
       to the Resolution 6, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing this Resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURES PWR HLDGS CO LTD                                                             Agenda Number:  701924525
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503A100
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2009
          Ticker:
            ISIN:  HK0836012952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.1    Re-elect Mr. Wang Shuai Ting as a Director                Mgmt          Against                        Against

3.2    Re-elect Mr. Tang Cheng as a Director                     Mgmt          Against                        Against

3.3    Re-elect Mr. Zhang Shen Wen as a Director                 Mgmt          Against                        Against

3.4    Re-elect Mr. Jiang Wei as a Director                      Mgmt          Against                        Against

3.5    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to repurchase shares at par value of HKD 1.00
       each in the capital of the Company on The Stock
       Exchange of Hong Kong Limited [the "Stock Exchange"]
       or on any other stock exchange on which the
       securities of the Company may be listed and
       recognized by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange for this
       purpose, subject to and in accordance with
       all applicable laws and the requirements of
       the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time; the
       aggregate nominal amount of shares of the Company
       which the Directors of the Company are authorized
       to repurchase shall not exceed 423,223,396
       shares, representing not more than 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of this
       resolution [ie. 4,232,233,969 shares] and the
       said approval shall be limited accordingly;
       [Authority expires earlier at the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable law
       or the Articles of Association of the Company
       to be held]

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       of HKD 1.00 each at par in the capital of the
       Company and to make or grant offers, agreements
       and options [including bonds, warrants and
       debentures convertible into shares of the Company]
       which would or might require the exercise of
       such power and after the end of the relevant
       period; the aggregate nominal amount of shares
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] and issued by the Directors of
       the Company, otherwise than (i) a rights issue
       [as specified]; (ii) an issue of shares under
       any option scheme or similar arrangement for
       the time being adopted for the grant or issue
       of shares or rights to acquire shares of the
       Company; (iii) an issue of shares upon the
       exercise of the subscription or conversion
       rights under the terms of any warrants or any
       securities of the Company which are convertible
       into shares of the Company; or (iv) an issue
       of shares as scrip dividends pursuant to the
       Articles of Association of the Company from
       time to time, shall not exceed 20% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing this
       resolution; and [Authority expires earlier
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable law or the Articles of Association
       of the Company to be held]

7.     Approve that subject to the passing of the resolution     Mgmt          For                            For
       Nos.5 and 6 as specified, the general mandate
       granted to the Directors of the Company to
       allot, issue and deal with additional shares
       pursuant to resolution No.6 as specified added
       by which are the aggregate nominal amount of
       shares, repurchased by the Company under the
       authority granted pursuant to resolution No.5
       set out in the notice convening this meeting,
       provided that such amount of shares so repurchased
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of the said resolution




--------------------------------------------------------------------------------------------------------------------------
 CHUGAI PHARMACEUTICAL CO.,LTD.                                                              Agenda Number:  701829383
--------------------------------------------------------------------------------------------------------------------------
        Security:  J06930101
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  JP3519400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Approve Minor Revisions Related   to the Updated
       Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers

6      Approve Details of Stock-Based Compensation               Mgmt          For                            For
       Plan and Stock Option Plan for    Corporate
       Officers




--------------------------------------------------------------------------------------------------------------------------
 CITIC INTERNATIONAL FINANCIAL HOLDINGS LTD                                                  Agenda Number:  701708135
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1636Y108
    Meeting Type:  CRT
    Meeting Date:  16-Oct-2008
          Ticker:
            ISIN:  HK0183011623
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve [with or without modification] a Scheme           Mgmt          For                            For
       of Arrangement proposed to be made between
       the Company and the aforementioned holders
       of its ordinary shares of HKD 1.00 each




--------------------------------------------------------------------------------------------------------------------------
 CITIC INTERNATIONAL FINANCIAL HOLDINGS LTD                                                  Agenda Number:  701708147
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1636Y108
    Meeting Type:  EGM
    Meeting Date:  16-Oct-2008
          Ticker:
            ISIN:  HK0183011623
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the Scheme of Arrangement dated 16 SEP            Mgmt          For                            For
       2008 between the Company and the holders of
       the Scheme Shares [as defined in the Scheme
       of Arrangement] in the form of the print which
       has been produced to this Meeting and for the
       purposes of identification signed by the Chairman
       of this Meeting, with any modification thereof
       or addition thereto or condition approved or
       imposed by the High Court of the Hong Kong
       Special Administrative Region; for the purposes
       of giving effect to the Scheme of Arrangement,
       on the Effective Date [as defined in the Scheme
       of Arrangement]; and authorized the issued
       capital of the Company be reduced by cancelling
       and extinguishing the Scheme Shares; subject
       to and forthwith upon such reduction of capital
       taking effect, the authorized capital of the
       Company be increased to its former amount of
       HKD 8,000,000,000 by the creation of such number
       of new ordinary shares of HKD 1.00 each in
       the capital of the Company as is equal to the
       number of the Scheme Shares cancelled; and
       the Company shall apply the credit arising
       in its books of account as a result of the
       reduction of the capital referred to in sub-paragraph
       (i) above in paying up in full at par such
       number of new ordinary shares of HKD 1.00 each
       in the capital of the Company to be created
       as aforesaid, which new shares shall be allotted
       and issued, credited as fully paid, to Gloryshare
       Investments Limited

2.     Approve the transfer of such number of the overseas       Mgmt          For                            For
       listed foreign shares [CNCB H Shares] of RMB
       1.00 each in the capital of China CITIC Bank
       Corporation Limited [CNCB] by Gloryshare Investments
       Limited [GIL] to Banco Bilbao Vizcaya Argentaria,
       S.A. [BBVA] pursuant to a framework agreement
       dated 3 JUN 2008 entered into between CITIC
       Group, GIL and BBVA which would result in BBVA
       holding 10.07% of the issued shares of RMB
       1.00 each in the capital of CNCB immediately
       after such transfer at the sale price per CNCB
       H Share [being the higher of (i) HKD 5.10;
       and (ii) the highest closing price per CNCB
       H Share as quoted on The Stock Exchange of
       Hong Kong Limited during the period commencing
       3 JUN 2008 and ending on the date on which
       the Scheme of Arrangement referred to in the
       Special Resolution set out in the Notice convening
       this Meeting becomes effective, subject to
       a maximum price of HKD 5.86 per CNCB H Share]




--------------------------------------------------------------------------------------------------------------------------
 COCHLEAR LIMITED                                                                            Agenda Number:  701708046
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q25953102
    Meeting Type:  AGM
    Meeting Date:  21-Oct-2008
          Ticker:
            ISIN:  AU000000COH5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial report, Directors'        Mgmt          For                            For
       report and the Auditor's report in respect
       of the FYE 30 JUN 2008

2.     Adopt the remuneration report                             Mgmt          For                            For

3.1    Re-elect Mr. Tommie Bergman as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

3.2    Re-elect Mr. Paul Bell as a Director of the               Mgmt          For                            For
       Company, who retires by rotation in accordance
       with the Company's Constitution

4.     Approve to issue the securities to the Chief              Mgmt          For                            For
       Executive Officer/President, Dr. Christopher
       Roberts, under the Cochlear Executive Long
       Term Incentive Plan as specified




--------------------------------------------------------------------------------------------------------------------------
 COMPASS GROUP PLC, CHERTSEY SURREY                                                          Agenda Number:  701795304
--------------------------------------------------------------------------------------------------------------------------
        Security:  G23296182
    Meeting Type:  AGM
    Meeting Date:  05-Feb-2009
          Ticker:
            ISIN:  GB0005331532
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' annual report            Mgmt          For                            For
       and accounts and the Auditors' report thereon

2.     Receive and adopt the Directors' remuneration             Mgmt          For                            For
       report

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For

4.     Elect Mr. Tim Parker as a Director                        Mgmt          For                            For

5.     Re-elect Mr. Richard Cousins as a Director                Mgmt          For                            For

6.     Re-elect Mr. Andrew Martin as a Director                  Mgmt          For                            For

7.     Re-appoint Deloitte LLP as the Auditors                   Mgmt          For                            For

8.     Authorize the Directors to agree the Auditors'            Mgmt          For                            For
       remuneration

9.     Grant authority to allot shares [Section 80]              Mgmt          For                            For

S.10   Grant authority to allot shares for cash [Section         Mgmt          For                            For
       89]

S.11   Grant authority to purchase shares                        Mgmt          For                            For

12.    Approve the donations to EU political organizations       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COMPUTERSHARE LTD                                                                           Agenda Number:  701716156
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q2721E105
    Meeting Type:  AGM
    Meeting Date:  11-Nov-2008
          Ticker:
            ISIN:  AU000000CPU5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting    No vote
       report and the Auditor's report for the YE
       30 JUN 2008

2.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008

3.     Re-elect Mr. A. N. Wales as a Director, who               Mgmt          For                            For
       retires from the office under Clause 66 of
       the Company's Constitution

4.     Re-elect Mr. S. D. Jones as a Director, who               Mgmt          For                            For
       retires from the office under Clause 66 of
       the Company's Constitution

5.     Elect Mrs. N. P. Withnall as a Director, who              Mgmt          For                            For
       retires from the office under Clause 65 of
       the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 CORPORACION FINANCIERA ALBA SA, MADRID                                                      Agenda Number:  701920248
--------------------------------------------------------------------------------------------------------------------------
        Security:  E33391132
    Meeting Type:  OGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  ES0117160111
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the individual and consolidated annual            Mgmt          For                            For
       accounts of the exercise 2008

2.     Approve the Management of the Board of Directors          Mgmt          For                            For
       of 2008

3.     Approve to distribute profits and pay dividend            Mgmt          For                            For

4.     Appoint and re-elect the Board Members                    Mgmt          For                            For

5.     Grant authority for the acquisition of own shares         Mgmt          For                            For

6.     Approve to reduce the social capital through              Mgmt          For                            For
       the amortization of shares that part of the
       Company a date of the OGM

7.     Approve to transfer the surfeit of legal reserve          Mgmt          For                            For
       to voluntary reserve

8.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the social capital until the limit of the Corporations
       Act

9.     Approve the Delegation of the faculty of issued           Mgmt          For                            For
       fixed income securities until a max of 500.000.000
       euros

10.    Grant authority for the execution of the agreements       Mgmt          For                            For

11.    Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAIHATSU MOTOR CO.,LTD.                                                                     Agenda Number:  702003702
--------------------------------------------------------------------------------------------------------------------------
        Security:  J09072117
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3496600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

3.10   Appoint a Director                                        Mgmt          Against                        Against

3.11   Appoint a Director                                        Mgmt          Against                        Against

3.12   Appoint a Director                                        Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors

6      Approve Retirement Allowance for Retiring Directors,      Mgmt          Against                        Against
       and Payment of Accrued   Benefits associated
       with Abolition of Retirement Benefit System
       for Current   Directors and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 DNB NOR ASA, OSLO                                                                           Agenda Number:  701873906
--------------------------------------------------------------------------------------------------------------------------
        Security:  R1812S105
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  NO0010031479
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Approve the remuneration rates for Members of             Mgmt          For                            For
       the Supervisory Board, Control Committee and
       Election Committee as specified

2.     Approve Statutory Auditor's remuneration for              Mgmt          For                            For
       2008 of NOK 575,000 for DnB NOR ASA

3.     Approve the 2008 annual report and accounts,              Mgmt          For                            For
       as well as the proposal for the coverage of
       the loss for the year, including no dividend
       distribution to shareholders for 2008

4.1    Re-elect Mr. Anne Cathrine Frostrup, Honefoss             Mgmt          For                            For
       as a Member to the Supervisory Board until
       the AGM in 2011

4.2    Re-elect Ms. Elisabeth Graedsen, Lillehammer              Mgmt          For                            For
       as a Member to the Supervisory Board until
       the AGM in 2011

4.3    Elect Mr. Leif O. Hoegh, London [former deputy]           Mgmt          For                            For
       as a Member to the Supervisory Board until
       the AGM in 2011

4.4    Re-elect Mr. Knut Hartvig Johansson, Snaroya              Mgmt          For                            For
       as a Member to the Supervisory Board until
       the AGM in 2011

4.5    Elect Mr. Alf Kirkesaether, Hammerfest as a               Mgmt          For                            For
       Member to the Supervisory Board until the AGM
       in 2011

4.6    Re-elect Mr. Thomas Leire, Kristiansand as a              Mgmt          For                            For
       Member to the Supervisory Board until the AGM
       in 2011

4.7    Elect Mr. Amund Skarholt, Oslo as a Member to             Mgmt          For                            For
       the Supervisory Board until the AGM in 2011

4.8    Re-elect Mr. Merethe Smith, Oslo as a Member              Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.9    Re-elect Mr. Birger Solberg, Oslo as a Member             Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.10   Re-elect Mr. Gine Wang, Stavanger as a Member             Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.11   Re-elect Mr. Lisbeth Berg-Hansen, Bindalseidet            Mgmt          For                            For
       as a Deputy to the Supervisory Board until
       the AGM in 2011

4.12   Re-elect Mr. Erik Buchmann, Oslo as a Deputy              Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.13   Re-elect Mr. Turid Dankertsen, Oslo as a Deputy           Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.14   Re-elect Mr. Rolf Domstein, Maloy as a Deputy             Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.15   Re-elect Mr. Harriet Hagan, Alta as a Deputy              Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.16   Re-elect Mr. Bente Hagem, As as a Deputy to               Mgmt          For                            For
       the Supervisory Board until the AGM in 2011

4.17   Re-elect Mr. Rolf Hodne, Stavanger as a Deputy            Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.18   Re-elect Mr. Liv Johansson, Oslo as a Deputy              Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.19   Re-elect Mr. Herman Mehren, Nevlunghavn as a              Mgmt          For                            For
       Deputy to the Supervisory Board until the AGM
       in 2011

4.20   Re-elect Mr. Gry Nilsen, Drammen as a Deputy              Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.21   Re-elect Mr. Einar Nistad, Radal as a Deputy              Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.22   Re-elect Mr. Asbjorn Olsen, Skedsmo as a Deputy           Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.23   Re-elect Mr. Oddbjorn Paulsen, Bodo as a Deputy           Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.24   Re-elect Mr. Anne Bjorg Thoen, Oslo as a Deputy           Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.25   Re-elect Mr. Lars Wenaas, Mandalen as a Deputy            Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

5.1    Re-elect Mr. Frode Hassel, Trondheim [Chairman]           Mgmt          For                            For
       as a Member to the Control Committee, as well
       as the Committee Chairman and Vice-Chairman,
       with a term of Office until the AGM in 2011

5.2    Re-elect Mr. Thorstein Overland, Oslo as a Member         Mgmt          For                            For
       to the Control Committee, as well as the Committee
       Chairman and Vice-Chairman, with a term of
       Office until the AGM in 2011

5.3    Elect Mr. Karl Olav Hovden, Kolbotn as a Member           Mgmt          For                            For
       to the Control Committee, as well as the Committee
       Chairman and Vice-Chairman, with a term of
       Office until the AGM in 2011

5.4    Re-elect Mr. Svein N. Eriksen, Oslo as a Member           Mgmt          For                            For
       to the Control Committee, as well as the Committee
       Chairman and Vice-Chairman, with a term of
       Office until the AGM in 2011

5.5    Re-elect Mr. Svein Brustad, Oslo as a Deputy              Mgmt          For                            For
       to the Control Committee, with a term of Office
       until the AGM in 2011

5.6    Re-elect Mr. Merethe Smith as a Deputy to the             Mgmt          For                            For
       Control Committee, with a term of Office until
       the AGM in 2011

6.     Approve the binding guidelines for shares, subscription   Mgmt          For                            For
       rights, options etc. for the coming accounting
       year




--------------------------------------------------------------------------------------------------------------------------
 ENBRIDGE INC, CALGARY AB                                                                    Agenda Number:  701874439
--------------------------------------------------------------------------------------------------------------------------
        Security:  29250N105
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  CA29250N1050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS 1.1 TO 1.10 AND 2 AND 'IN FAVOR' OR
       "AGAINST" ONLY FOR RESOLUTIONS 3 AND 4. THANK
       YOU.

       Receiving the consolidated annual financial               Non-Voting    No vote
       statements and the report of the Auditors for
       the FYE 31 DEC 2008

1.1    Elect Mr. David A. Arledge as a Director for              Mgmt          For                            For
       the ensuing year

1.2    Elect Mr. James J. Blanchard as a Director for            Mgmt          For                            For
       the ensuing year

1.3    Elect Mr. J. Lorne Braithwaite as a Director              Mgmt          For                            For
       for the ensuing year

1.4    Elect Mr. Patrick D. Daniel as a Director for             Mgmt          For                            For
       the ensuing year

1.5    Elect Mr. J. Herb England as a Director for               Mgmt          For                            For
       the ensuing year

1.6    Elect Mr. David A. Leslie as a Director for               Mgmt          For                            For
       the ensuing year

1.7    Elect Mr. George K. Petty as a Director for               Mgmt          For                            For
       the ensuing year

1.8    Elect Mr. Charles E. Shultz as a Director for             Mgmt          For                            For
       the ensuing year

1.9    Elect Mr. Dan C. Tutcher as a Director for the            Mgmt          For                            For
       ensuing year

1.10   Elect Mr. Catherine L. Williams as a Director             Mgmt          For                            For
       for the ensuing year

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       and authorize the Directors to fix their remuneration

3.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve, that the Board of Directors prepare
       a report [at reasonable cost and omitting proprietary
       information] by 01 SEP 2009 on the likelihood
       and liability of product spills associated
       with the proposed Gateway pipelines, facilities
       and tankers [Gateway or the Gateway Project],
       the report should include an estimation of
       the frequency and volume of oil and condensate
       spills expected for the proposed Gateway pipelines
       and tankers, using available historical data
       and factoring in the unique technical specifications
       of the proposed infrastructure and an analysis
       of the liability that Enbridge could incur
       as a result of the estimated oil and condensate
       spill frequencies and volumes, over a reasonable
       range of locations

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve, that the Board of Directors: 1) provide
       a report to shareholders by 01 OCT 2009 [at
       reasonable cost and omitting proprietary information]
       that assesses the costs and benefits of adopting
       a policy of requiring the free, prior, and
       informed consent of impacted Aboriginal communities
       as a necessary condition for proceeding with
       the construction of Enbridge projects; 2) direct
       Management to disclose to investors, through
       the quarterly Management's discussion and analysis,
       the status of negotiations with First Nations
       along the proposed pipeline and marine transportation
       route of the Gateway Project, including reference
       to specific opposition

       Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ENCANA CORP MEDIUM TERM NTS  CDS-                                                           Agenda Number:  701862422
--------------------------------------------------------------------------------------------------------------------------
        Security:  292505104
    Meeting Type:  OGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  CA2925051047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM THANK YOU.                Non-Voting    No vote

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       '1.1' TO '1.13' AND '2'. THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       and the Auditors' report for the YE 31 DEC
       2008

1.1    Elect Mr. Ralph S. Cunningham as a Director               Mgmt          For                            For

1.2    Elect Mr. Patrick D. Daniel as a Director                 Mgmt          For                            For

1.3    Elect Mr. Ian W. Delaney as a Director                    Mgmt          For                            For

1.4    Elect Mr. Randall K. Eresman as a Director                Mgmt          For                            For

1.5    Elect Mr. Claire S. Farley as a Director                  Mgmt          For                            For

1.6    Elect Mr. Michael A. Grandin as a Director                Mgmt          For                            For

1.7    Elect Mr. Barry W. Harrison as a Director                 Mgmt          For                            For

1.8    Elect Mr. Valerie A. A. Nielsen as a Director             Mgmt          For                            For

1.9    Elect Mr. David P. O'Brien as a Director                  Mgmt          For                            For

1.10   Elect Mr. Jane L. Peverett as a Director                  Mgmt          For                            For

1.11   Elect Mr. Allan P. Sawin as a Director                    Mgmt          For                            For

1.12   Elect Mr. Wayne G. Thomson as a Director                  Mgmt          For                            For

1.13   Elect Mr. Clayton H. Woitas as a Director                 Mgmt          For                            For

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       for the ensuing year and authorize the Board
       of Directors to fix their remuneration

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ETABLISSEMENTEN FRANZ COLRUYT NV, HALLE                                                     Agenda Number:  701707703
--------------------------------------------------------------------------------------------------------------------------
        Security:  B26882165
    Meeting Type:  EGM
    Meeting Date:  10-Oct-2008
          Ticker:
            ISIN:  BE0003775898
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

I.1    Receive special Board report                              Non-Voting    No vote

I.2    Receive special Auditor report                            Non-Voting    No vote

I.3    Approve the Employee Stock Purchase Plan up               Mgmt          No Action
       to 200,000 shares

I.4    Approve to fix the price of shares to be issued           Mgmt          No Action

I.5    Approve to Eliminate Preemptive Rights regarding          Mgmt          No Action
       item I.3

I.6    Approve the issuance of equity or equity-linked           Mgmt          No Action
       securities without preemptive rights

I.7    Approve the subscription period regarding item            Mgmt          No Action
       I.3

I.8    Authorize the Board to implement approved resolutions     Mgmt          No Action
       and fill required documents/formalities at
       trade registry

II.1   Receive special Board report                              Non-Voting    No vote

II.2   Grant authority to repurchase of 3,334,860 shares         Mgmt          No Action

II.3   Grant authority to cancel the repurchased shares          Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 FAIRFAX FINL HLDGS LTD                                                                      Agenda Number:  701837241
--------------------------------------------------------------------------------------------------------------------------
        Security:  303901102
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  CA3039011026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE AND 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1.1 TO 1.6 AND 2. THANK YOU.

1.1    Elect Mr. Anthony F. Griffiths as a Director              Mgmt          For                            For

1.2    Elect Mr. Robert J. Gunn as a Director                    Mgmt          For                            For

1.3    Elect Mr. Alan D. Horn as a Director                      Mgmt          For                            For

1.4    Elect Mr. David L. Johnston as a Director                 Mgmt          For                            For

1.5    Elect Mr. Brandon W. Sweitzer as a Director               Mgmt          For                            For

1.6    Elect Mr. V. Prem Watsa as a Director                     Mgmt          For                            For

2.     Appoint the Auditors                                      Mgmt          For                            For

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FORDING CDN COAL TR                                                                         Agenda Number:  701701509
--------------------------------------------------------------------------------------------------------------------------
        Security:  345425102
    Meeting Type:  OGM
    Meeting Date:  30-Sep-2008
          Ticker:
            ISIN:  CA3454251024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.               Non-Voting    No vote

S.1    Approve, the arrangement under the Section 193            Mgmt          For                            For
       of the Business Corporations Act [Alberta]
       involving, among other things, the acquisition
       by the Teck Cominco Limited of all of the assets
       and assumption of all of the liabilities of
       Fording, all as specified




--------------------------------------------------------------------------------------------------------------------------
 FORTESCUE METALS GROUP LTD                                                                  Agenda Number:  701689905
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q39360104
    Meeting Type:  OGM
    Meeting Date:  30-Sep-2008
          Ticker:
            ISIN:  AU000000FMG4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Company, for the purposes of Section        Mgmt          Against                        Against
       136 of the Corporations Act and for all other
       purposes, to amend its Constitution as follows:
       by inserting a new Clause 4.1A as specified;
       by removing the wording in Clause 16.12(5)
       and replacing it with the specified wording

S.2    Authorize the Company, for the purposes of Listing        Mgmt          For                            For
       Rule 15.11.1 and Section 136 of the Corporations
       Act and for all other purposes, to amend its
       Constitution as follows: by removing the existing
       definition of ASX from Clause 2(6) and replacing
       it with specified wording; by removing the
       existing definition of Listing Rules from Clause
       2(18) and replacing it with the specified wording;
       by inserting a new Caluse 3.2A as specified




--------------------------------------------------------------------------------------------------------------------------
 GALP ENERGIA,SA, LISBOA                                                                     Agenda Number:  701896093
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3078L108
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  PTGAL0AM0009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 540545 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve to resolve on the management consolidated         Mgmt          No Action
       report, individual and consolidated accounts,
       for the year 2008, as well as remaining reporting
       documents

2.     Approve to resolve on the Company's Governance            Mgmt          No Action
       report

3.     Approve to resolve on the proposal for application        Mgmt          No Action
       of profits

4.     Approve to resolve on a general appraisal of              Mgmt          No Action
       the Company Management and Supervision

5.     Elect the Secretary of the Board of the general           Mgmt          No Action
       meeting for the 2008-2010 period

6.     Approve to resolve on the amendment to Article            Mgmt          No Action
       10 N. 3 of the Companys Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 GERDAU AMERISTEEL CORP                                                                      Agenda Number:  701874453
--------------------------------------------------------------------------------------------------------------------------
        Security:  37373P105
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  CA37373P1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO             Non-Voting    No vote
       VOTE 'IN FAVOR' OR " 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS A AND B. THANK YOU."

       Receive the consolidated financial statements             Non-Voting    No vote
       of the Company and its subsidiary companies
       for the FYE 31 DEC 2008 together with the report
       of the auditors on the financial statement

A.1    Elect Mr. Phillip E. Casey as a Director for              Mgmt          For                            For
       the ensuing year

A.2    Elect Mr. Joseph J. Heffernan as a Director               Mgmt          For                            For
       for the ensuing year

A.3    Elect Mr. Jorge Gerdau Johannpeter as a Director          Mgmt          For                            For
       for the ensuing year

A.4    Elect Mr. Frederico C. Gerdau Johannpeter as              Mgmt          For                            For
       a Director for the ensuing year

A.5    Elect Mr. Andre Gerdau Johannpeter as a Director          Mgmt          For                            For
       for the ensuing year

A.6    Elect Mr. Claudio Johannpeter as a Director               Mgmt          For                            For
       for the ensuing year

A.7    Elect Mr. J. Spencer Lanthier as a Director               Mgmt          For                            For
       for the ensuing year

A.8    Elect Mr. Mario Longhi as a Director for the              Mgmt          For                            For
       ensuing year

A.9    Elect Mr. Richard Mccoy as a Director for the             Mgmt          For                            For
       ensuing year

A.10   Elect Mr. Rick J. Mills as a Director for the             Mgmt          For                            For
       ensuing year

A.11   Elect Mr. Arthur Scace as a Director for the              Mgmt          For                            For
       ensuing year

B.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of Gerdau Ameristeel and authorize the Directors
       to fix the Auditors' remuneration

C.     Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HENGAN INTL GROUP CO LTD                                                                    Agenda Number:  701891803
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4402L128
    Meeting Type:  AGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  KYG4402L1288
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       accounts and the reports of the Directors and
       Auditors for the YE 31 DEC 2008

2.     Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2008

3.i    Re-elect Mr. Xu Da Zuo as a Director                      Mgmt          For                            For

3.ii   Re-elect Mr. Xu Chun Man as a Director                    Mgmt          For                            For

3.iii  Re-elect Mr. Chu Cheng Chung as a Director                Mgmt          For                            For

3.iv   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period of all the powers of the
       Company to allot, issue or otherwise deal with
       additional shares in the capital of the Company,
       and to make or grant offers, agreements and
       options [including warrants, bonds and debentures
       convertible into shares of the Company] which
       might require the exercise of such power; and
       to make or grant offers, agreements and options
       [including warrants, bonds and debentures convertible
       into shares of the Company] which might require
       the exercise of such power after the end of
       the Relevant Period; the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       by the Directors of the Company pursuant to
       the approval of this resolution, otherwise
       than pursuant to aa) Rights Issue; or bb) the
       exercise of rights of subscription or conversion
       under the terms of any warrants or other securities
       issued by the Company carrying a right to subscribe
       for or purchase shares of the Company; or cc)
       the exercise of any option under any share
       option scheme of the Company adopted by its
       shareholders for the grant or issue to employees
       of the Company and/or any of its subsidiaries
       of options to subscribe for or rights to acquire
       shares of the Company; or dd) any scrip dividend
       or other similar scheme implemented in accordance
       with the Articles of Association of the Company,
       shall not exceed 20% of the total aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this Resolution and the said approval be
       limited accordingly; [Authority expires at
       the conclusion of the next AGM of the Company;
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable law or the Articles of Association
       of the Company to be held]

6.     Authorize the Directors of the Company during             Mgmt          For                            For
       the Relevant Period of all the powers of the
       Company to repurchase issued shares in the
       capital of the Company or any other rights
       to subscribe shares in the capital of the Company
       in each case on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or on any
       other stock exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or any other stock exchange as amended from
       time to time, the approval in this resolution
       shall be in addition to any other authorization
       given to the Directors of the Company and shall
       authorize the Directors of the Company on behalf
       of the Company during the Relevant Period to
       procure the Company to purchase its securities
       at a price determined by the Directors; the
       aggregate nominal amount of the ordinary share
       capital of the Company or any other rights
       to subscribe shares in the capital of the Company
       in each case which the directors of the Company
       are authorized to repurchase pursuant to the
       approvals in this Resolution shall not exceed
       10% of the aggregate nominal amount of the
       ordinary share capital of the Company in issue
       on the date of the passing of this Resolution
       and the said approval shall be limited accordingly;
       [Authority expires at the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by any applicable law or
       the Articles of Association of the Company
       to be held

7.     Approve the exercise by the Directors of the              Mgmt          For                            For
       Company during the relevant period to extend
       the general mandate referred to in Resolution
       No. 5 by the addition to the aggregate nominal
       amount of share capital which may be allotted
       and issued or agreed conditionally or unconditionally
       to be allotted and issued by the Directors
       of the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of share capital of the Company purchased
       by the Company since the granting of the general
       mandate referred to in Resolution No. 6 and
       pursuant to the exercise by the Directors of
       the powers of the Company to purchase such
       shares provided that such extended amount shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       on the date of the passing of this Resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HOKURIKU ELECTRIC POWER COMPANY                                                             Agenda Number:  701993859
--------------------------------------------------------------------------------------------------------------------------
        Security:  J22050108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3845400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Reduce Term of
       Office of   Directors to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG ELEC HLDGS LTD                                                                     Agenda Number:  701824042
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y33549117
    Meeting Type:  EGM
    Meeting Date:  16-Mar-2009
          Ticker:
            ISIN:  HK0006000050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''FOR" OR "AGAINST" FOR BELOW RESOLUTION.
       THANK YOU.

1.     Approve, the acquisition by the Company of the            Mgmt          For                            For
       entire issued share capital of Outram Limited
       [Outram] on the terms and subject to the conditions
       of the agreement made between the Company and
       Cheung Kong Infrastructure Holdings Limited
       [CKI] dated 05 FEB 2009 [the Agreement], as
       specified, the Company's entry into or carrying
       out of the related transactions as contemplated
       under the Agreement, including without limitation
       the entering into of an operation and management
       contract between CKI and Outram on completion
       of the Agreement [the Operation and Management
       Contract], as specified, its terms and conditions
       [including the annual caps for fees payable
       thereunder], and the Company's entry into or
       carrying out of the related transactions as
       contemplated under the Operation and Management
       Contract [the related transactions under the
       Agreement and the Operation and Management
       Contract are hereinafter collectively referred
       to as the Transactions], as specified, and
       the implementation, exercise or enforcement
       of any of the rights, and performance of any
       of the obligations under the Agreement, the
       Operation and Management Contract and/or the
       transactions; and authorize any 2 Executive
       Directors of the Company to execute all such
       documents and deeds [and if necessary apply
       the common seal of the Company thereto] and
       do and authorize all such acts, matters and
       things as they may in their discretion consider
       necessary or desirable on behalf of the Company
       for the purpose of implementing, and otherwise
       in connection with, the Agreement, the Operation
       and Management Contract and the Transactions,
       and authorize the implementation, exercise
       or enforcement of any of the rights, and performance
       of any of the obligations under the Agreement
       and/or the Operation and Management Contract
       and/or any deed, document, undertaking or obligation
       entered into or associated with the Agreement,
       the Operation and Management Contract and/or
       the Transactions, including agreeing any modifications,
       amendments, waivers, variations or extensions
       of the Agreement, the Operation and Management
       Contract and/or any deed, document, undertaking
       or obligation entered into or associated with
       the Agreement, the Operation and Management
       Contract and/or the Transactions, as such directors
       may deem fit

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG ELEC HLDGS LTD                                                                     Agenda Number:  701900056
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y33549117
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  HK0006000050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditor
       for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Elect Mr. Neil Douglas McGee as a Director                Mgmt          For                            For

3.2    Elect Mr. Ralph Raymond Shea as a Director                Mgmt          For                            For

3.3    Elect Mr. Wan Chi-tin as a Director                       Mgmt          For                            For

3.4    Elect Mr. Wong Chung-hin as a Director                    Mgmt          For                            For

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors, during and after the             Mgmt          For                            For
       relevant period, to issue and dispose of additional
       shares of the Company not exceeding 20% of
       the existing issued share capital of the Company,
       and grant offers or options [including bonds
       and debentures convertible into shares of the
       Company]; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is required by law to be held]

6.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares of HKD 1.00 each in the issued capital
       of the Company during the relevant period,
       in accordance with all applicable laws and
       requirements of the Rules Governing the Listing
       of Securities on the Stock Exchange of Hong
       Kong Limited as amended from time to time,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is required
       by law to be held]

7.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares pursuant to Resolution
       5 as specified be extended by the addition
       thereto of an amount the aggregate nominal
       amount of any share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 6 as specified,
       not exceeding 10% of the aggregate nominal
       amount of the existing issued share capital
       of the Company as at the said resolution




--------------------------------------------------------------------------------------------------------------------------
 ILIAD, PARIS                                                                                Agenda Number:  701967804
--------------------------------------------------------------------------------------------------------------------------
        Security:  F4958P102
    Meeting Type:  MIX
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  FR0004035913
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions. The following
       applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative."

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Report of the Board of Directors on the annual            Non-Voting    No vote
       and consolidated accounts

       Report of the Board of Directors' Chairman on             Non-Voting    No vote
       the preparation and organization conditions
       of the Board of Directors' works as well as
       Management risk and internal control procedures
       established pursuant to Article L.225-37 of
       the Commercial Code

       General report of the Statutory Auditors on               Non-Voting    No vote
       the annual accounts

       General report of the Statutory Auditors on               Non-Voting    No vote
       the consolidated accounts

       Special report of the Statutory Auditor on the            Non-Voting    No vote
       regulated agreements

O.1    Approve and review the unconsolidated accounts            Mgmt          For                            For

O.2    Approve the distribution of net accounting profits        Mgmt          For                            For
       for the FYE on 31 DEC 2008 and fixation of
       dividends

O.3    Approve the consolidated accounts                         Mgmt          For                            For

O.4    Approve the report on the agreements referred             Mgmt          For                            For
       to in Article L.225-38 of the Commercial Code

O.5    Grant discharge to the Board Members                      Mgmt          For                            For

O.6    Approve the attendance allowances                         Mgmt          For                            For

O.7    Approve the reduction of Mr. Maxime Lombardini's          Mgmt          For                            For
       mandate term

O.8    Approve the reduction of Mr. Thomas Reynaud's             Mgmt          For                            For
       mandate term

O.9    Approve the reduction of Mrs. Marie-Christine             Mgmt          For                            For
       Levet's mandate term

O.10   Approve the reduction of Mr. Antoine Levavasseur's        Mgmt          For                            For
       mandate term

O.11   Approve the renewal of Mr. Antoine Levavasseur's          Mgmt          Against                        Against
       mandate as a Company's Board Member

O.12   Approve the renewal of Mr. Cyril Poidatz's mandate        Mgmt          Against                        Against
       as a Company's Board Member

O.13   Approve the renewal of Mr. Xavier Niel's mandate          Mgmt          Against                        Against
       as a Company's Board Member

O.14   Approve the renewal of Mr. Olivier Rosenfeld's            Mgmt          Against                        Against
       mandate as a Company's Board Member

O.15   Approve the renewal of Mr. Pierre Pringuet's              Mgmt          For                            For
       mandate as a Company's Board Member

O.16   Approve the renewal of Mr. Alain Weill's mandate          Mgmt          For                            For
       as a Company's Board Member

O.17   Appoint Mrs. Orla Noonan as a Company's Board             Mgmt          For                            For
       Member

O.18   Appoint Mrs. Virginie Calmels as a Company's              Mgmt          For                            For
       Board Member

O.19   Approve the renewal of a Permanent Statutory              Mgmt          For                            For
       Auditor's mandate, whose term expires at the
       end of this assembly

O.20   Appoint the new Temporary Statutory Auditor               Mgmt          For                            For

O.21   Authorize the Board of Directors for the Company          Mgmt          Against                        Against
       to repurchase its own shares

       Report of the Board of Directors                          Non-Voting    No vote

       Reports of the Statutory Auditors                         Non-Voting    No vote

E.22   Approve the modification of Article 14 of the             Mgmt          For                            For
       Statutes ''Board Members' Shares''

E.23   Approve the modification of Article 16 of the             Mgmt          For                            For
       Statutes ''Term of the Board Members' Mandate"

E.24   Authorize the Board of Directors in order to              Mgmt          For                            For
       issue, by an offer referred to in Article L.411-2-II
       of the Monetary and Financial Code, shares
       or warrants, giving access to the Company's
       capital, with cancellation of preferential
       subscription rights

E.25   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the number of securities to be issued,
       in case of a capital increase, without preferential
       subscription rights, by an offer referred to
       in Article L.411-2-II of the Monetary and Financial
       Code

E.26   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the capital by incorporation of reserves,
       profits, premiums or other

E.27   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the capital by issuing shares reserved
       for the Company's employees, who are Members
       of a Company Savings Plan

E.28   Authorize the Board of Directors in order to              Mgmt          For                            For
       reduce the share capital by cancellation of
       treasury shares

E.29   Powers                                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IMPERIAL OIL LTD                                                                            Agenda Number:  701847115
--------------------------------------------------------------------------------------------------------------------------
        Security:  453038408
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  CA4530384086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS "1 AND "2.1 to 2.8". THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       To consider the consolidated financial statements         Non-Voting    No vote
       for the YE 31 DEC 2008, and the Auditors' report

1.     Re-appoint the PricewaterhouseCoopers LLP as              Mgmt          For                            For
       the Auditors of the Company for the ensuing
       year

2.1    Elect Mr. Krystyna T. Hoeg as a Director for              Mgmt          For                            For
       the ensuing year

2.2    Elect Mr. Bruce H. March as a Director for the            Mgmt          For                            For
       ensuing year

2.3    Elect Mr. Jack M. Mintz as a Director for the             Mgmt          For                            For
       ensuing year

2.4    Elect Mr. Robert C. Olsen as a Director for               Mgmt          For                            For
       the ensuing year

2.5    Elect Mr. Roger Phillips as a Director for the            Mgmt          For                            For
       ensuing year

2.6    Elect Mr. Paul A. Smith as a Director for the             Mgmt          For                            For
       ensuing year

2.7    Elect Mr. Sheelagh D. Whittaker as a Director             Mgmt          For                            For
       for the ensuing year

2.8    Elect Mr. Victor L. Young as a Director for               Mgmt          For                            For
       the ensuing year

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 INCITEC PIVOT LTD                                                                           Agenda Number:  701676871
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4887E101
    Meeting Type:  EGM
    Meeting Date:  05-Sep-2008
          Ticker:
            ISIN:  AU000000IPL1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the giving by each Acquired Subsidiary            Mgmt          For                            For
       of Financial Assistance by: a) executing an
       accession letter under which it will: i) assume
       all the rights and obligations of a guarantor
       under the Bridge Facility Agreement, including
       but not limited to: the provision of a guarantee
       and indemnity; the making of representations
       and warranties; and the provision of undertakings
       and assumption of any other rights and obligations
       in support of any of the obligors' obligations
       under the Bridge Facility Agreement and associated
       documents [Transaction Documents]; and ii)
       be taken to be a guarantor under the Transaction
       Documents, in respect of financial accommodation
       provided to the borrowers in relation to the
       acquisition by Incitec Pivot US Holdings Pty
       Limited of all of the issued share capital
       in Dyno Nobel Limited under the Scheme Implementation
       Agreement between the Company and Dyno Nobel
       Limited dated 11 MAR 2008 [as amended on 02
       APR 2008] and other purposes; and b) executing
       any documents [including without limitation,
       any separate guarantee and indemnity deed poll
       or equivalent document ] in connection with:
       i) any financing, refinancing, replacement,
       renewal of variation [including any subsequent
       refinancing, replacement, renewal or variation]
       of all or any part of the facilities referred
       to in the Bridge Facility Agreement; or ii)
       any working capital or similar facility [whether
       or not in connection with the Bridge Facility
       Agreement]; or iii) any sale and leaseback
       or economically equivalent or similar arrangement;
       or iv) any accession to the guarantees to be
       provided by the Company in respect of the Sale
       and Leaseback, which each Acquired Subsidiary
       propose to enter into or enters as a guarantor
       or obligor or otherwise [and whether with the
       same or any other financiers], in accordance
       with Section 260B(2) of the Corporations Act
       2001 [Cwlth]

2.     Approve, in accordance with Section 254H of               Mgmt          For                            For
       the Corporations Act 2001 [Cwlth], the conversion
       of all the Company's fully paid ordinary shares
       in the issued capital of the Company into a
       larger number on the basis that every 1 fully
       paid ordinary share be divided into 20 fully
       paid ordinary shares with effect from 7.00
       pm on 23 SEP 2008




--------------------------------------------------------------------------------------------------------------------------
 INDRA SISTEMAS SA, MADRID                                                                   Agenda Number:  702013272
--------------------------------------------------------------------------------------------------------------------------
        Security:  E6271Z155
    Meeting Type:  OGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  ES0118594417
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Examination and approval of the annual accounts           Mgmt          For                            For
       and management report [including the formation
       in Article 116 BIS of the Spanish Stock Market
       Law and the annual corporate governance report]
       of Indra Sistemas, S.A. and its Consolidated
       Group, corresponding to the FY closed on 31
       DEC 2008, as well as the proposal for the allocation
       of results

2.     Approval of the Management by the Board of Directors      Mgmt          For                            For

3.     Approval as merger balance of the balance sheet           Mgmt          For                            For
       approved in the first point of the agenda,
       approval of the merger of "Euro Quality, S.L.
       [Sole Shareholder Company]", as absorbed Company,
       and "Indra Sistemas SA." as absorbing Company,
       in accordance with the Merger Project approved
       by their respective administration bodies,
       approval of submitting the merger to the tax
       neutral regime regulated in the Spanish Corporation
       Tax Act

4.1    To ratify the appointment as the Director by              Mgmt          Against                        Against
       Cooptation of Salvador Gabarro Serra, agreed
       by the Board of Directors on 26 MAR 2009 and
       to appoint him for a statutory three year period
       and with the condition od proprietary Director
       representing the share interest of Union Fenosa
       Personal date of Mr. Gabarro will be provided
       in the resolution for the purpose of his recording
       in the Commercial Registry

4.2    To ratify the appointment as the Director by              Mgmt          For                            For
       Cooptation of Rafael Villaseca, agreed by the
       Board of Directors on 14 MAY 2009 and to appoint
       him for a statutory three year period and with
       the condition od proprietary Director representing
       the share interest of Union Fenosa. Personal
       data of Mr. Villaseca will be provided in the
       resolution for the purpose of his recording
       in the Commercial registry

4.3    To approve the dismissal of Pedro Ramon Y Cajal           Mgmt          For                            For
       with his express consent, Mr. Ramon Y Cajal
       ends his office in application of the rotation
       criteria for the Independent Directors approved
       by the Board, leaving expressly stated in the
       minutes the thanks of the Board for the performance
       in his functions during the period of his mandate

4.4    To appoint Daniel Garcia -Pita Peman as the               Mgmt          For                            For
       Director of the Company for the statutory period
       of 3 years and with the condition of Independent
       Director, personal data of the candidate will
       be provided in the resolution for the purpose
       of his recording in the Commercial Registry

5.     Authorization of the Board of Directors to acquire        Mgmt          For                            For
       treasury stock, directly or through Subsidiary
       Companies

6.     Appointment of the Auditors for the individual            Mgmt          For                            For
       and consolidated annual accounts and management
       reports of the 2009 FY

7.     Authorization for notarization and public filling         Mgmt          For                            For

8.     Annual report on compensation of the Directors            Mgmt          Against                        Against
       and the Senior Management




--------------------------------------------------------------------------------------------------------------------------
 INMARSAT PLC, LONDON                                                                        Agenda Number:  701877714
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4807U103
    Meeting Type:  AGM
    Meeting Date:  05-May-2009
          Ticker:
            ISIN:  GB00B09LSH68
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       accounts of the Company  for the YE 31 DEC
       2008, incorporating the Auditors report on
       those accounts

2.     Approve the Directors' remuneration report                Mgmt          Against                        Against

3.     Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2008 of 18.20 cents [USD] per ordinary share
       recommended by the Directors payable on 29
       MAY 2009 to the holders of the ordinary shares
       whose names are on the register of the Member
       of the Company at the close of business on
       15 MAY 2009

4.     Re-appoint Deloitte LLP at the Auditors, until            Mgmt          For                            For
       the conclusion of the next general meeting
       of the Company at which accounts are laid before
       the Members

5.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors of the Company

6.     Re-appoint Admiral James Ellis Jr. [Rtd] as               Mgmt          For                            For
       an Independent Non-Executive Director of the
       Company

7.     Re-appoint Ms. Kathleen Flaherty as an Independent        Mgmt          For                            For
       Non-Executive Director of the Company

8.     Re-appoint Mr. Rick Medlock as an Executive               Mgmt          For                            For
       Director of the Company

9.     Authorize the Company and those Companies which           Mgmt          For                            For
       are subsidiaries of the Company at any time
       during the period for which this resolution
       has effect, for the purpose of Section 366
       of the Companies Act 2006 [the 2006 Act], during
       the passing of this resolution, to make political
       donations to political parties, and/or independent
       election candidates; to make political donations
       to political organizations other than political
       parties; and to incur political expenditure
       and, up to an aggregate nominal amount of GBP
       200,000 and the total amount authorized under
       each of shall limited to GBP 100,000; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company to be held in 2010 or 30
       JUN 2010]

S.10   Approve that a general meetings other than AGM            Mgmt          Against                        Against
       may be called on not less than 14 clear day's
       notice

11.    Authorize the Board, in substitution for any              Mgmt          Against                        Against
       existing authority, to allot relevant securities
       [the Companies Act 1985 [the 1985 Act]] up
       to an aggregate nominal amount of EUR 76,000;
       and relevant securities comprising equity securities
       [as specified in the 1985 Act] up to an aggregate
       nominal amount of EUR 153,000 [such amount
       to be reduced by the aggregate nominal amount
       of relevant securities issued of this resolution];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 30 JUN 2010];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.12   Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority, subject to the passing
       of Resolution 11, to allot equity securities
       [as specified in the 1985 Act] for cash pursuant
       to the authority conferred by Resolution 11,
       disapplying the statutory pre-emption rights
       [Section 89[1], provided that this power is
       limited to the allotment of equity securities:
       a) in connection with a rights issue in favor
       of ordinary shareholders; b) up to an aggregate
       nominal amount of EUR 11,400; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 30 JUN 2010]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163[3] of the Act] of up to 43.65
       million ordinary shares of 9.5% of the Company's
       issued ordinary share capital, at a minimum
       price of EUR 0.0005 and up to 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 31 JUN 2010]; and
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 JGC CORPORATION                                                                             Agenda Number:  701988771
--------------------------------------------------------------------------------------------------------------------------
        Security:  J26945105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3667600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

6      Amend the Compensation to be Received by Directors        Mgmt          For                            For
       and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701678572
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  SGM
    Meeting Date:  04-Sep-2008
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.I    Re-elect Mr. Kuok Khoon Chen as a Director                Mgmt          For                            For

1.II   Re-elect Ms. Wong Yu Pok, Marina as a Director            Mgmt          For                            For

2.     Ratify and approve the Master Joint Venture               Mgmt          For                            For
       [as specified] and the transactions and authorize
       the Board of Directors of the Company to take
       all such actions as it considers necessary
       or desirable to implement the Master Joint
       Venture Agreement and the transactions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KINGFISHER PLC                                                                              Agenda Number:  701936544
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5256E441
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  GB0033195214
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Annual Report and Accounts          Mgmt          For                            For
       for 2009

2.     Approve the Directors' Remuneration Report for            Mgmt          For                            For
       2009

3.     Grant authority for the payment of the final              Mgmt          For                            For
       dividend

4.     Elect Mr. Kevin O'Byrne as a Director                     Mgmt          For                            For

5.     Re-elect Mr. Phil Bentley as a Director                   Mgmt          For                            For

6.     Re-elect Mr. John Nelson as a Director                    Mgmt          For                            For

7.     Re-elect Mr. Michael Hepher as a Director                 Mgmt          For                            For

8.     Re-appoint the Auditors                                   Mgmt          For                            For

9.     Authorize the Directors to agree the Auditors'            Mgmt          For                            For
       remuneration

10.    Approve to increase in authorized share capital           Mgmt          For                            For

11.    Authorize the Directors to allot shares                   Mgmt          For                            For

12.    Authorize the Company to make political donations         Mgmt          For                            For

S.13   Approve to disapply pre-emption rights                    Mgmt          For                            For

S.14   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.15   Grant authority for the calling of a general              Mgmt          Against                        Against
       meeting, other than an AGM, on 14 days' notice

S.16   Grant authority for the deletion of the Company's         Mgmt          For                            For
       objects with effect from 01 OCT 2009




--------------------------------------------------------------------------------------------------------------------------
 KINROSS GOLD CORP                                                                           Agenda Number:  701896877
--------------------------------------------------------------------------------------------------------------------------
        Security:  496902404
    Meeting Type:  MIX
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  CA4969024047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1.1 to 1.10 AND 2 AND 'IN FAVOR' OR 'AGAINST'
       FOR RESOLUTION 3. THANK YOU.

       To receive the audited consolidated financial             Non-Voting    No vote
       statements of the Company for the FYE 31 DEC
       2008 and the report of the Auditors thereon

1.1    Elect Mr. John A. Brough as a Director of the             Mgmt          For                            For
       Company for the ensuing year

1.2    Elect Mr. Wilson N. Brumer as a Director of               Mgmt          For                            For
       the Company for the ensuing year

1.3    Elect Mr. Tye W. Burt as a Director of the Company        Mgmt          For                            For
       for the ensuing year

1.4    Elect Mr. John K. Carrington as a Director of             Mgmt          For                            For
       the Company for the ensuing year

1.5    Elect Mr. John M. H. Huxley as a Director of              Mgmt          For                            For
       the Company for the ensuing year

1.6    Elect Mr. John A. Keyes as a Director of the              Mgmt          For                            For
       Company for the ensuing year

1.7    Elect Mr. Catherine McLeod-Seltzer as a Director          Mgmt          For                            For
       of the Company for the ensuing year

1.8    Elect Mr. George F. Michals as a Director of              Mgmt          For                            For
       the Company for the ensuing year

1.9    Elect Mr. John E. Oliver as a Director of the             Mgmt          For                            For
       Company for the ensuing year

1.10   Elect Mr. Terence C. W. Reid as a Director of             Mgmt          For                            For
       the Company for the ensuing year

2.     Appoint KPMG LLP, Chartered Accountants, as               Mgmt          For                            For
       the Auditors of the Company for the ensuring
       year and authorize the Directors to fix their
       remuneration

3.     Ratify the adoption of Shareholder Rights Plan,           Mgmt          For                            For
       as specified

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KINTETSU CORPORATION                                                                        Agenda Number:  702005390
--------------------------------------------------------------------------------------------------------------------------
        Security:  J33136128
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3260800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KYOWA HAKKO KIRIN CO.,LTD.                                                                  Agenda Number:  702003815
--------------------------------------------------------------------------------------------------------------------------
        Security:  J38296117
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3256000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Change Fiscal
       Year End to  Dec. End

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan for Directors




--------------------------------------------------------------------------------------------------------------------------
 LI & FUNG LTD                                                                               Agenda Number:  701890104
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5485F144
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  BMG5485F1445
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the Audited Consolidated Accounts       Mgmt          For                            For
       and reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend of 33 HK cents per               Mgmt          For                            For
       share in respect of the YE 31 DEC 2008

3.a    Re-elect Professor Franklin Warren McFarlan               Mgmt          For                            For
       as a Director

3.b    Re-elect Mr. Spencer Theodore Fung as a Director          Mgmt          For                            For

3.c    Re-elect Mr. Martin Tang Yue Nien as a Director           Mgmt          For                            For

4.     Approve the remuneration of all the Directors             Mgmt          For                            For
       [including the Non-executive Directors] and
       the Chairman of the Board of Directors shall
       be fixed at HKD 80,000 and HKD 200,000 respectively
       for the YE 31 DEC 2009 and each subsequent
       financial year until the Company in general
       meeting otherwise determines; and additional
       remuneration shall be payable to the Non-executive
       Directors who serve on the Board committees
       of the Company and such remuneration be fixed
       at the levels as shown in the following table
       for the YE 31 DEC 2009 and each subsequent
       FY until the Company in general meeting otherwise
       determines: Audit Committee: Chairman HKD 140,000
       Member HKD 60,000 Compensation Committee: Chairman
       HKD 80,000 Member HKD 30,000 Nomination Committee:
       Chairman HKD 80,000 Member HKD 30,000

5.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and to authorize the Board of Directors to
       fix their remuneration

6.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period of all the powers of the
       Company to purchase shares of the Company be
       generally and unconditionally approved; approve
       the aggregate nominal amount of shares which
       may be purchased on The Stock Exchange of Hong
       Kong Limited or any other stock exchange recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on share repurchases shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue on the date of this
       resolution, and the said approval shall be
       limited accordingly; [Authority expires earlier
       at the conclusion of the next AGM of of the
       Company is required by the Companies Act 1981
       of Bermuda [as amended] to be held]

7.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period of all the powers of the
       Company to allot, issue and deal with additional
       shares in the capital of the Company and to
       make or grant offers, agreements and options
       which might require the exercise of such powers
       be generally and unconditionally approved;
       authorize the Directors of the Company during
       the relevant period to make or grant offers,
       agreements and options which might require
       the exercise of such powers after the end of
       the relevant period; approve the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Company,
       otherwise than pursuant to (i) a Rights Issue;
       (ii) the exercise of options granted under
       any share option scheme adopted by the Company
       or (iii) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Bye-laws
       of the Company, shall not exceed the aggregate
       of (aa) 20% of the aggregate of the nominal
       amount of the share capital of the Company
       in issue on the date of this resolution, provided
       that the aggregate nominal amount of the share
       capital so allotted [or so agreed conditionally
       or unconditionally to be allotted] pursuant
       to this resolution solely for cash and unrelated
       to any asset acquisition shall not exceed 10%
       of the aggregate of nominal amount of the share
       capital of the Company in issue on the date
       of passing this resolution, plus (bb) [if the
       Directors of the Company are so authorized
       by a separate ordinary resolution of the shareholders
       of the Company] the nominal amount of share
       capital of the Company repurchased by the Company
       subsequent to the passing of this resolution
       [up to a maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue on the date of this resolution],
       and the said approval shall be limited accordingly;
       [Authority expires earlier at the conclusion
       of the Company is required by the Companies
       Act 1981 of Bermuda [as amended] to be held]

8.     Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company set out as Resolution
       7 in the notice of this meeting in respect
       of the share capital of the Company as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE.IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LION NATHAN LTD                                                                             Agenda Number:  701802565
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5585K109
    Meeting Type:  AGM
    Meeting Date:  26-Feb-2009
          Ticker:
            ISIN:  AU000000LNN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the financial report,             Non-Voting    No vote
       the Directors' report and the Auditor's report
       [for the Company and its controlled entities]
       for the FYE 30 SEP 2008

2.     Adopt the remuneration report [for the Company            Mgmt          For                            For
       and its controlled entities] for the FYE 30
       SEP 2008

3.A    Re-elect Mr. Andrew Maxwell Reeves as an Executive        Mgmt          For                            For
       Director of the Company, who retires by rotation
       in accordance with Article 10.3 of the Constitution

3.B    Re-elect Mr. Gavin Ronald Walker as a Non-Executive       Mgmt          For                            For
       Director of the Company, who retires by rotation
       in accordance with Article 10.3 of the Constitution

3.C    Re-elect Ms. Barbara Kay Ward as a Non-Executive          Mgmt          For                            For
       Director of the Company, who retires by rotation
       in accordance with Article 10.3 of the Constitution




--------------------------------------------------------------------------------------------------------------------------
 MERCK KGAA                                                                                  Agenda Number:  701822214
--------------------------------------------------------------------------------------------------------------------------
        Security:  D5357W103
    Meeting Type:  AGM
    Meeting Date:  03-Apr-2009
          Ticker:
            ISIN:  DE0006599905
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 13 MAR 2009. WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual

2.     Approval of the financial statements for the              Mgmt          For                            For
       2008 FY

3.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 101,535,201.06 as follows: payment
       of a dividend of EUR 1.50 per no-par share
       EUR 4,603,512.06 shall be carried forward ex-dividend
       and payable date: 06 APR 2009

4.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

5.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

6.     Appointment of Auditors for the 2009 FY: KPMG,            Mgmt          For                            For
       Berlin

7.     Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary,
       Lite C-LLL GMBH, effective retroactively from
       01 JAN 2009 for at least 5 years

8.1.   Elections to the Supervisory Board: Dr. Wolfgang          Mgmt          For                            For
       Buechele

8.2.   Elections to the Supervisory Board: Dr. Hans-Juergen      Mgmt          For                            For
       Leuchs

9.     Approval of the transmission of information               Mgmt          For                            For
       by electronic means pursuant to Section 30(3)1A
       of the Securities Trade Act

10.    Revision of the participation of the Company              Mgmt          For                            For
       in the results of Mr. E. Merck and the correspondence
       amendment to the Article of Association the
       participation of the Company in the results
       and the capital of Mr. E. Merck shall be amended
       so as to make sure that expenses or profits
       incurred or made through external financing
       of Mr. E. Merck, adopted in order t o increase
       Mr. E. Merck .s interest in the Company's capital
       or to buy shares or options for Company shares,
       shall not be taken into account for the results
       that serve as basis for the Company's participation
       results, Section 10(4)1, Section 27(1) and
       Section 35(1)1 of the Article of Association
       shall be amended accordingly

11.    Renewal of authorized capital and the correspondence      Mgmt          Against                        Against
       amendment to the Article of Association the
       existing authorized capital shall be revoked
       the Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board and
       Mr. E. Merck, to increase the Company's share
       capital by up to EUR 56,521,124.19, through
       the issue of new shares against payment in
       cash or kind, on or before 03 APR 2014, the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to exclude shareholders, subscription rights
       for up to 10% of the Company's share capital
       against payment in cash if the shares are sold
       at a price not materially below the market
       price of the shares, for the implementation
       of the right of Mr. E. Merck to participate
       in a capital increase through the issue o f
       shares or warrants and for the implementation
       of the right of Mr. E. Merck to convert the
       capital share into equity capital, correspondence
       amendment to the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 METRO INC                                                                                   Agenda Number:  701789983
--------------------------------------------------------------------------------------------------------------------------
        Security:  59162N109
    Meeting Type:  AGM
    Meeting Date:  27-Jan-2009
          Ticker:
            ISIN:  CA59162N1096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTION
       3 AND "IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS 1 AND 2. THANK YOU.

       Receiving the consolidated financial statements           Non-Voting    No vote
       of the Company for the FYE 27 SEP 2008 and
       the report of the Auditors thereon

1.     Elect the Directors                                       Mgmt          For                            For

2.     Appoint the Auditors                                      Mgmt          For                            For

3.     Approve the increase in the number of class               Mgmt          For                            For
       A Subordinate Shares reserved for the grant
       of new options under the Company's Stock Option
       Plan

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI TANABE PHARMA CORPORATION                                                        Agenda Number:  701982717
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4448H104
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3469000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MOBISTAR SA, BRUXELLES                                                                      Agenda Number:  701880595
--------------------------------------------------------------------------------------------------------------------------
        Security:  B60667100
    Meeting Type:  MIX
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  BE0003735496
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Management report of the Board of             Non-Voting    No vote
       Directors on the Companys annual accounts,
       for the FYE on the 31 DEC 2008

2.     Receive the report of the Statutory Auditor               Non-Voting    No vote
       on the annual accounts

3.     Approves the annual accounts for the FYE on               Mgmt          No Action
       the 31 DEC 2008, including appropriation of
       the results as presented therein with distribution
       of a gross dividend of EUR 4.55 per share payable
       as specified

4.     Grant discharge to the Directors for fulfilling           Mgmt          No Action
       their mandate

5.     Grant discharge to the Auditor for fulfilling             Mgmt          No Action
       its mandate

6.     Amend the Article 24 of the Company's By-Laws,            Mgmt          No Action
       to bring it in line with the provisions of
       the Law of 17 DEC 2008 regarding notably, the
       appointment of an Audit Committee in listed
       Companies, Banks and Insurance Companies

7.     Amend Article 26 of the Company's By-Laws, to             Mgmt          No Action
       bring it in line with the provisions of the
       Law of 17 DEC 2008 regarding notably the appointment
       of an Audit Committee in listed Companies,
       Banks and in Financial Enterprises

8.     Amend Article 47 of the Company's By-Laws, to             Mgmt          No Action
       bring it in line with the provisions of the
       Law of 02 MAY 2007 on disclosure of Major Holdings
       in issuers whose shares are admitted to trading
       on a regulated market and laying down miscellaneous
       provisions

9.     Approve to extend the authorization to the Board          Mgmt          No Action
       of Directors for a period of 5 years as from
       06 MAY 2009 to acquire the Company's own shares
       by purchase or exchange and at a price which
       shall not be less than 90% or more than 110%
       of the average closing price for the 5 working
       days preceding the purchase or exchange

10.    Approve the co-ordination of the By-Laws   powers;        Mgmt          No Action
       the general meeting confers on Mr. Johan Van
       den Cruijce, with the right of substitution,
       all powers necessary to co-ordinate the text
       of the Company's By-Laws in accordance with
       the resolution of the present general meeting,
       to sign it and to file it with the clerk of
       the relevant Commercial Court, in compliance
       with the applicable legal provisions

11.    Corporate Governance: information/discussion              Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MTR CORP LTD                                                                                Agenda Number:  701925820
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6146T101
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  HK0066009694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited Statement of             Mgmt          For                            For
       accounts and the reports of the Directors and
       the Auditors of the Company for the YE 31 DEC
       2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.a    Re-elect Dr. Raymond Chien Kuo-fung as a member           Mgmt          For                            For
       of the Board of Directors of the Company

3.b    Re-elect Mr. T. Brian Stevenson as a member               Mgmt          For                            For
       of the Board of Directors of the Company

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Board of Directors to determine
       their remuneration

5.     Authorize the Directors, to allot, issue, grant,          Mgmt          For                            For
       distribute and otherwise deal with additional
       shares and make, issue or grant offers, agreements,
       options warrants and other securities during
       or after the end of the relevant period, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital of the Company;
       and the aggregate nominal amount of share capital
       purchased by the Company subsequent to the
       Passing of this Resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of passing of this
       resolution]; otherwise than pursuant to: i)
       a rights issue; or ii) any Option Scheme or
       similar arrangement for the time being adopted
       for the grant or issue to the members of the
       Executive Directorate and/or officers and/or
       employees of the Company and/or any of its
       subsidiaries of Shares or rights to acquire
       Shares, including without limitation pursuant
       to the Rules of the Company's Pre-Global Offering
       Share Option Scheme, the Rules of the Company's
       New Joiners Share Option Scheme and also the
       Rules of the Company's 2007 Share Option Scheme;
       or iii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       by the Company or any securities which are
       convertible into shares; or iv) any scrip dividend
       or similar arrangement provided for the allotment
       of Shares in lieu of the whole or part of a
       divided on Shares pursuant to the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is required by the Articles of
       Association of the Company or by Law to be
       held] and shares means shares of all classes
       in the capital of the Company and warrants
       and other securities which carry a right to
       subscribe or purchase shares in the Company

6.     Authorize the Board of Directors, to purchase             Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange on which the shares
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange in accordance with all applicable
       laws, including the Hong King Code on share
       repurchases and the Rules Governing the Listing
       of Securities on the Stock Exchange of Hong
       Kong Limited as amended from time to time,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is required by the
       Articles of Association of the Company or by
       Law to be held]; and shares means shares of
       all classes in the capital of the Company and
       warrants and other securities which carry a
       right to subscribe or purchase shares in the
       Company

7.     Approve conditional upon the passing of Resolutions       Mgmt          For                            For
       5 and 6, the exercise by the Board of Directors
       of the powers referred to in Resolution 5 in
       respect of the share capital of the Company
       referred to in Resolution 5

S.8    Amend Article 138 and Article 141 of the Articles         Mgmt          For                            For
       of Association of the Company, as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NIKO RES LTD                                                                                Agenda Number:  701678534
--------------------------------------------------------------------------------------------------------------------------
        Security:  653905109
    Meeting Type:  MIX
    Meeting Date:  11-Sep-2008
          Ticker:
            ISIN:  CA6539051095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive and consider the audited financial statements     Non-Voting    No vote
       of the Corporation for the FYE 31 MAR 2008
       and the report of the Auditors thereon

1.     Approve to fix the number of the Directors to             Mgmt          For                            For
       be elected at the meeting at 6

2.     Elect the Directors of the Corporation for the            Mgmt          For                            For
       ensuing year as specified

3.     Appoint KPMG LLP, Chartered Accountants, as               Mgmt          For                            For
       the Auditors of the Corporation for the ensuing
       year at a remuneration to be determined by
       the Board of Directors

4.     Amend the Corporation's Stock Option Plan, as             Mgmt          For                            For
       specified

5.     Approve the continuation of the Corporation's             Mgmt          For                            For
       Shareholder Rights Plan Agreement and its amendment
       and restatement

6.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NIPPON SHEET GLASS COMPANY,LIMITED                                                          Agenda Number:  702003500
--------------------------------------------------------------------------------------------------------------------------
        Security:  J55655120
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3686800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Establish Articles Related             Mgmt          For                            For
       to Class A Preferred Shares and Class Shareholders
       Meetings, Approve Minor Revisions Related to
       Dematerialization of Shares and the Other Updated
       Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NISSIN FOODS HOLDINGS CO.,LTD.                                                              Agenda Number:  701987806
--------------------------------------------------------------------------------------------------------------------------
        Security:  J58063124
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3675600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NOBLE GROUP LTD                                                                             Agenda Number:  701880393
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6542T119
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  BMG6542T1190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the statements of account               Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the FYE 31 DEC 2008

2.     Declare a final dividend of US 4.4cents per               Mgmt          For                            For
       share for the YE 31 DEC 2008

3.     Re-elect Mr. Edward Walter Rubin as a Director            Mgmt          For                            For
       who retires pursuant to Bye-Law 86(1), as a
       Director

4.     Re-elect Mr. Ambassador Burton Levin as a Director        Mgmt          For                            For
       who retires pursuant to Bye-Law 86(1), as a
       Director

5.     Re-elect Mr. Iain Ferguson Bruce as a Director            Mgmt          For                            For
       who retires pursuant to Bye-Law 86(1), as a
       Director

6.     Re-elect Mr. Milton M. Au as a Director who               Mgmt          For                            For
       retires pursuant to Bye-Law 86(1), as a Director

7.     Re-elect Mr. Ricardo Leimann as a Director who            Mgmt          For                            For
       retires pursuant to Bye-Law 85(2), as a Director

8.     Approve the Directors' fees for the YE 31 DEC             Mgmt          For                            For
       2008

9.     Re-appoint Messrs. Ernst & Young as the Company's         Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

       Transact any other business                               Non-Voting    No vote

10.    Authorize the Directors of the Company to issue           Mgmt          For                            For
       ordinary shares of HKD 0.25 in the capital
       of the Company [shares] whether by way of rights,
       bonus or otherwise; and/or make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       or exchangeable into shares, at any time and
       upon such terms and conditions and for such
       purposes and to such persons as the Directors
       may in their absolute discretion deem fit and
       issue shares in pursuance of any Instrument
       made or granted by the Directors while this
       resolution was in force, provided that, the
       aggregate number of shares to be issued pursuant
       to this resolution [including shares to be
       issued in pursuance of Instruments made or
       granted pursuant to this resolution] does not
       exceed 50% of the issued share capital of the
       Company, of which the aggregate number of shares
       to be issued other than on a pro rata basis
       to shareholders of the Company [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this resolution] does
       not exceed 20% of the issued share capital
       of the Company, subject to such manner of calculation
       as may be prescribed by the Singapore Exchange
       Securities Trading Limited [SGX-ST] for the
       purpose of determining the aggregate number
       of shares that may be issued, the percentage
       of issued share capital shall be based on the
       issued share capital of the Company at the
       time this resolution is passed, after adjusting
       for: i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       resolution is passed; and ii) any subsequent
       consolidation or subdivision of shares, in
       exercising the authority conferred by this
       resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST) and the Bye-laws
       for the time being of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       Law]

11.    Authorize the Directors of the Company to purchase        Mgmt          For                            For
       issued shares [or of such other par value as
       may result from any capital sub-division and/or
       consolidation of the Company] fully paid in
       the capital of the Company [Ordinary Shares]
       not exceeding in aggregate the Prescribed Limit
       [as specified], at such price or prices as
       may be determined by the Directors of the Company
       from time to time up to the Maximum Price,
       whether by way of: i) market purchases [each
       a Market Purchase] on the Singapore Exchange
       Securities Trading Limited [SGX-ST] or other
       stock exchange on which Ordinary Shares may
       for the time being be listed and quoted and
       otherwise in accordance with the Companies
       Act 1981 of Bermuda and all other Laws, regulations
       and Rules of the SGX-ST as may for the time
       being be applicable; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date on which the next AGM
       is required to be held by Law]; and to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they may consider expedient or necessary
       to give effect to the transactions contemplated
       by this resolution

12.    Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options in accordance with the provisions
       of the Noble Group Share Option Scheme 2004
       [the Scheme] and to issue from time to time
       such shares in the capital of the Company as
       may be issued, pursuant to the exercise of
       options under the Scheme, provided always that
       the aggregate number of shares to be issued
       pursuant to the Scheme, shares issue options
       granted to the Scheme of the Company, shall
       not exceed 15% of the issued share capital
       of the Company from time to time

13.    Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue from time to time such number of
       shares as may be required to be allotted and
       issued pursuant to the Noble Group Limited
       Scrip Dividend Scheme ["Scrip Dividend Scheme"]




--------------------------------------------------------------------------------------------------------------------------
 NOBLE GROUP LTD                                                                             Agenda Number:  701880406
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6542T119
    Meeting Type:  SGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  BMG6542T1190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the performance share plan to be known            Mgmt          For                            For
       as the Noble Group Performance Share Plan [the
       Plan], the rules of which are as specified,
       under which awards [Awards] of fully paid-up
       ordinary shares of par value HKD 0.25 each
       in the capital of the Company [Shares] will
       be granted, in lieu of a cash bonus otherwise
       payable, to selected Executive Directors, the
       Non-Executive Directors and Employees of the
       Company and its subsidiaries, particulars of
       which are as specified; and authorize the Directors
       of the Company to establish and administer
       the Plan; to modify and/or alter the Plan from
       time to time, provided that such modification
       and/or alteration is effected in accordance
       with the provisions of the Plan, and to do
       all such acts and to enter into all such transactions
       and arrangements as may be necessary or expedient
       in order to give full effect to the Plan; and
       to grant Awards in accordance with the provisions
       of the Plan and to allot and issue from time
       to time such number of fully paid-up Shares
       as may be required to be allotted and issued
       pursuant to the vesting of Awards under the
       Plan, provided that the aggregate number of
       Shares to be allotted and issued pursuant to
       the Plan on any date, when aggregated with
       the aggregate number of Shares over which options
       are granted under any of the share option schemes
       of the Company, shall not exceed 15% of the
       total number of issued Shares [excluding treasury
       shares] from time to time




--------------------------------------------------------------------------------------------------------------------------
 NOMURA REAL ESTATE HOLDINGS,INC.                                                            Agenda Number:  701991463
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5893B104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3762900003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NTT DOCOMO,INC.                                                                             Agenda Number:  701974746
--------------------------------------------------------------------------------------------------------------------------
        Security:  J59399105
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3165650007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to:Approve Minor Revisions Related         Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ODAKYU ELECTRIC RAILWAY CO.,LTD.                                                            Agenda Number:  702004033
--------------------------------------------------------------------------------------------------------------------------
        Security:  J59568139
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3196000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 OIL SEARCH LTD                                                                              Agenda Number:  701893910
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y64695110
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  PG0008579883
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the balance sheet and profit and loss             Mgmt          For                            For
       account of the Company and the group accounts
       of the Company and its subsidiaries, together
       with the Director's and the Auditor's reports
       thereon, for the YE 31 DEC 2008

2.     Elect Mr. Fraser Ainsworth as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       Clause 15.3[b] of the Company's Constitution

3.     Elect Mr. Tim Warren as a Director of the Company,        Mgmt          For                            For
       who retires in accordance with Clause 15.3[b]
       of the Company's Constitution

4.     Appoint Deloitte ToucheTohmatsu as an Auditor             Mgmt          For                            For
       and authorize the Directors to fix the fees
       and expenses of the Auditor

S1     Approve the issue of 258,900 performance rights           Mgmt          For                            For
       to the Managing Director, Mr. Peter Botten,
       pursuant to rules and terms of issue of the
       Performance Rights Plan

S2     Approve the issue of 46,000 performance rights            Mgmt          For                            For
       to the Executive Director, Mr. Gerea Aopi,
       pursuant to rules and terms of issue of the
       Performance Rights Plan

S3     Approve the issue of 165,873 restricted shares            Mgmt          For                            For
       to the Managing Director, Mr. Peter Botten,
       pursuant to the restricted shares plan by way
       of a mandatory deferral of 50% of the Managing
       Directors short term incentive in respect of
       the 2008 year

S4     Approve the issue of 26,732 restricted shares             Mgmt          For                            For
       to the Managing Director, Mr. Gerea Aopi, pursuant
       to the restricted shares plan by way of a mandatory
       deferral of 50% of the Executive Directors
       short term incentive in respect of the 2008
       year

S5     Approve to increase by AUD 450,000 to AUD 1,950,000       Mgmt          For                            For
       the maximum aggregate amount that may be paid
       to Non Executive Directors by way of fees in
       any calendar year

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME IN RESOLUTION 4 AND CHANGE
       IN NUMBERING OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 OLYMPUS CORPORATION                                                                         Agenda Number:  701996261
--------------------------------------------------------------------------------------------------------------------------
        Security:  J61240107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3201200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Reduction of Legal Capital Surplus and Appropriation      Mgmt          For                            For
       of Surplus

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Appoint Accounting Auditors                               Mgmt          For                            For

6.     Renewal of Countermeasures to Large-Scale Acquisitions    Mgmt          Against                        Against
       of Olympus Corporation Shares (Takeover Defense
       Measures)




--------------------------------------------------------------------------------------------------------------------------
 PETROFAC LTD, ST HELIER                                                                     Agenda Number:  701905715
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7052T101
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  GB00B0H2K534
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report and accounts                           Mgmt          For                            For

2.     Approve the final dividend                                Mgmt          For                            For

3.     Approve the Directors remuneration report                 Mgmt          For                            For

4.     Re-appoint M. Kjell Almskog as a Director                 Mgmt          For                            For

5.     Re-appoint Mr. Maroun Semaan as a Director                Mgmt          For                            For

6.     Re-appoint Mr. Amjad Bseisu as a Director                 Mgmt          For                            For

7.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For

8.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

9.     Authorize the Directors to allot shares                   Mgmt          For                            For

S.10   Approve to renew the Directors authority to               Mgmt          For                            For
       allot shares without rights of pre-emption

S.11   Authorize the Company to purchase and hold its            Mgmt          For                            For
       own shares




--------------------------------------------------------------------------------------------------------------------------
 PETROLEUM GEO-SVCS ASA NEW                                                                  Agenda Number:  701909650
--------------------------------------------------------------------------------------------------------------------------
        Security:  R69628114
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  NO0010199151
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve to designate the Inspector[s] of minutes          Mgmt          No Action
       of the meeting

2.     Approve the financial statements and the statutory        Mgmt          No Action
       reports

3.     Approve the remuneration of the Auditors                  Mgmt          No Action

4.1    Elect Mr. Francis Robert Gugen as Chairman                Mgmt          No Action

4.2    Elect Mr. Harald Norvik as a Deputy-Chairman              Mgmt          No Action

4.3    Re-elect Mr. Wenche Kjoelaas as a Director                Mgmt          No Action

4.4    Re-elect Mr. Daniel Piette as a Director                  Mgmt          No Action

4.5    Re-elect Mr. Holly van Deursen as a Director              Mgmt          No Action

4.6    Elect Mr. Anette Malm Justad as a Director                Mgmt          No Action

5.1    Re-elect Mr. Roger O'Neil as a Member of Nominating       Mgmt          No Action
       Committee

5.2    Re-elect Mr. C. Maury Devine as a Member of               Mgmt          No Action
       Nominating Committee

5.3    Re-elect Mr. Hanne Harlem as a Member of Nominating       Mgmt          No Action
       Committee

5.4    Amend the Nominating Committee Mandate and Charter        Mgmt          No Action

6.1    Approve the remuneration of the Directors and             Mgmt          No Action
       the Members of Nominating Committee for 2008

6.2    Approve the remuneration principles of Directors          Mgmt          No Action
       for 2009

6.3    Approve the remuneration principles of Nominating         Mgmt          No Action
       Committee for 2009

7.     Approve the Remuneration Policy and other terms           Mgmt          No Action
       of employment for the Executive Management

8.     Grant authority for Share Repurchase Program              Mgmt          No Action
       and reissuance of repurchased shares

9.     Approve the Stock Option Plan                             Mgmt          No Action

10.1   Approve the creation of NOK 54 million pool               Mgmt          No Action
       of capital without preemptive rights

10.2   Approve the creation of NOK 15 million pool               Mgmt          No Action
       of capital for Option Plans

11.    Grant authority to issue convertible bonds without        Mgmt          No Action
       preemptive rights up to an aggregate nominal
       amount of NOK 3.5 billion and the creation
       of NOK 54 million pool of capital to guarantee
       conversion rights

12.    Approve the Director Indemnification                      Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 PICC PPTY & CAS CO LTD                                                                      Agenda Number:  701855871
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6975Z103
    Meeting Type:  SGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  CNE100000593
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR BELOW RESOLUTION.
       THANK YOU.

S.1    Approve the issue of a 10-year subordinated               Mgmt          Abstain                        Against
       term debts with an aggregate principal amount
       of not exceeding RMB 8,000 million by the Company,
       and authorize the Board of Directors of the
       Company to determine the terms and conditions
       and other relevant matters of such issue, and
       do all such acts and things or execute all
       such documents as it may in its opinion consider
       necessary, desirable or expedient for the purpose
       of effecting or otherwise in connection with
       such issue or any matter incidental thereto

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PICC PPTY & CAS CO LTD                                                                      Agenda Number:  701933699
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6975Z103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  CNE100000593
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE

1.     Approve the Report of the Board of Directors              Mgmt          For                            For
       of the Company for 2008

2.     Approve the Report of the Supervisory Committee           Mgmt          For                            For
       of the Company for 2008

3.     Approve the audited financial statements and              Mgmt          For                            For
       the Report of the Auditors of the Company for
       the YE 31 DEC 2008

4.     Approve the profit distribution plan of the               Mgmt          For                            For
       Company for the YE 31 DEC 2008

5.     Approve the Directors fees for 2009                       Mgmt          For                            For

6.     Approve the supervisors fees for 2009                     Mgmt          For                            For

7.     Re-appoint Ernst & Young as the international             Mgmt          For                            For
       auditors of the Company and Ernst & Young Hua
       Ming as the domestic auditors of the Company
       to hold office until the conclusion of the
       next AGM, and to authorize the Board of Directors
       to fix their remuneration

S.8    Authorize the Board of Directors to separately            Mgmt          For                            For
       or concurrently issue, allot or deal with additional
       domestic shares and H shares in the Company
       not exceeding 20% of each of the aggregate
       nominal amount of the domestic shares and H
       shares of the Company in issue within 12 months
       from the date on which shareholders approval
       is obtained, and to authorize the Board of
       Directors to increase the registered capital
       of the Company and make corresponding amendments
       to the Articles of Association of the Company
       as it thinks fit so as to reflect the new capital
       structure upon the issue or allotment of shares




--------------------------------------------------------------------------------------------------------------------------
 PROSAFE SE                                                                                  Agenda Number:  701909484
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8175T104
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  CY0100470919
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Chair of the meeting                            Mgmt          For                            For

2.     Approve the notice of meeting and agenda                  Mgmt          For                            For

3.     Approve the report of the Board of Directors              Mgmt          For                            For

4.     Approve the annual financial statements for               Mgmt          For                            For
       the YE 31 DEC 2008

5.     Approve the report of the Auditors on the annual          Mgmt          For                            For
       financial statements for the YE 31 DEC 2008

6.     Elect the Directors                                       Mgmt          For                            For

7.     Approve the remuneration of the Directors                 Mgmt          For                            For

8.     Elect the Members and Alternate Member to the             Mgmt          For                            For
       Election Committee

9.     Approve the remuneration of the Members of the            Mgmt          For                            For
       Election Committee

10.    Re-appoint Ernst + Young as the Auditors of               Mgmt          Against                        Against
       Prosafe SE

11.    Approve the remuneration of the Auditors                  Mgmt          Against                        Against

12.    Amend the Article 84 of the Articles of Association       Mgmt          For                            For
       in order to authorize the general meeting and
       the Board of Directors to pay interim dividend

13.    Amend the Articles of Association by introducing          Mgmt          For                            For
       new Article 19A allowing the Company to acquire
       own shares

14.    Authorize the Board of Directors to implement             Mgmt          For                            For
       the acquisition by Prosafe SE of up to 10,
       of the allotted shares of Prosafe SE

15.    Authorize the Board of Directors to issue 22,993,679      Mgmt          For                            For
       ordinary shares of Prosafe SE in accordance
       with the Articles of Association of Prosafe
       SE




--------------------------------------------------------------------------------------------------------------------------
 QIAGEN NV                                                                                   Agenda Number:  701976081
--------------------------------------------------------------------------------------------------------------------------
        Security:  N72482107
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  NL0000240000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     To Managing Board report for the YE 31 DEC 2008           Non-Voting    No vote

3.     To Supervisory Board report on the Company's              Non-Voting    No vote
       annual accounts [the 'annual accounts'] for
       FY 2008

4.     Adopt the annual accounts for FY 2008                     Mgmt          For                            For

5.     To reservation and dividend policy                        Non-Voting    No vote

6.     Approve the performance of the Managing Board             Mgmt          For                            For
       during FY 2008, including a discharge from
       liability with respect to the exercise of their
       duties during FY 2008

7.     Approve the performance of the Supervisory Board          Mgmt          For                            For
       during FY 2008, including a discharge from
       liability with respect to the exercise of their
       duties during FY 2008

8.A    Re-appoint Prof. Dr. Detlev Riesner as a Supervisory      Mgmt          For                            For
       Director of the Company for a term ending on
       the date of the AGM in 2010

8.B    Re-appoint Dr. Werner Brandt as a Supervisory             Mgmt          For                            For
       Director of the Company for a term ending on
       the date of the AGM in 2010

8.C    Re-appoint Dr. Metin Colpan as a Supervisory              Mgmt          Against                        Against
       Director of the Company for a term ending on
       the date of the AGM in 2010

8.D    Re-appoint Mr. Erik Hornnaess as a Supervisory            Mgmt          For                            For
       Director of the Company for a term ending on
       the date of the AGM in 2010

8.E    Re-appoint Prof. Dr. Manfred Karobath as a Supervisory    Mgmt          For                            For
       Director of the Company for a term ending on
       the date of the AGM in 2010

8.F    Re-appoint Mr. Heino von Prondzynski as a Supervisory     Mgmt          For                            For
       Director of the Company for a term ending on
       the date of the AGM in 2010

9.A    Re-appoint Mr. Peer Schatz as a Managing Director         Mgmt          For                            For
       of the Company for a term ending on the date
       of the AGM in 2010

9.B    Re-appoint Mr. Roland Sackers as a Managing               Mgmt          For                            For
       Director of the Company for a term ending on
       the date of the AGM in 2010

9.C    Re-appoint Dr. Joachim Schorr as a Managing               Mgmt          For                            For
       Director of the Company for a term ending on
       the date of the AGM in 2010

9.D    Re-appoint Mr. Bernd Uder as a Managing Director          Mgmt          For                            For
       of the Company for a term ending on the date
       of the AGM in 2010

10.    Re-appoint Ernst & Young Accountants as the               Mgmt          For                            For
       Auditors of the Company for the FYE 31 DEC
       2009

11.    Authorize the Managing Board, until 24 DEC 2010,          Mgmt          For                            For
       to acquire shares in the Company's own share
       capital

12.    Questions                                                 Non-Voting    No vote

13.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 RED ELECTRICA CORPORACION, SA, ALCOBANDAS                                                   Agenda Number:  701919485
--------------------------------------------------------------------------------------------------------------------------
        Security:  E42807102
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  ES0173093115
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of the financial statements and the              Mgmt          For                            For
       management report of Red Electrica Corporacion,
       S.A. for the fiscal year closed 31 December
       2008.

2.     Approval of the consolidated financial statements         Mgmt          For                            For
       and the management report for the consolidated
       group of Red Electrica Corporacion, S.A. for
       the fiscal year closed 31 December 2008.

3.     Approval of the proposed allocation of profits            Mgmt          For                            For
       of Red Electrica Corporacion S.A. and distribution
       of the dividend for the fiscal year closed
       31 December 2008.

4.     Approval of the management performance of the             Mgmt          For                            For
       Board of Directors of Red Electrica Corporacion,
       S.A. during the 2008 fiscal year.

5.1    Re-election of Mr. Luis M Atienza Serna as an             Mgmt          For                            For
       inside director.

5.2    Re-election of Ms. M de los Angeles Amador Millan         Mgmt          For                            For
       as an independent director.

5.3    Re-election of Mr. Rafael Sunol Trepat as a               Mgmt          For                            For
       proprietary director.

6.     Re-election of auditors for the parent company            Mgmt          For                            For
       and consolidated group.

7.     Delegation of authority to the Board of Directors         Mgmt          For                            For
       to issue and exchange negotiable fixed income
       securities and preferred interests and, if
       applicable, apply for listing, continued listing
       and delisting thereof on organised secondary
       markets.

8.1    Authorisation for market acquisition of treasury          Mgmt          For                            For
       shares on the legally contemplated terms and,
       if applicable, for their direct delivery to
       employees and inside directors of the company
       and those of the companies in its in its consolidated
       group, as compensation.

8.2    Authorisation of their delivery as compensation           Mgmt          For                            For
       to members of management and inside directors
       of the company and those of the companies in
       its consolidated group.

8.3    Revocation of prior authorisations.                       Mgmt          For                            For

9.     Report on the compensation policy for the Board           Mgmt          Against                        Against
       of Directors of Red Electrica Corporacion,
       S.A. and ratification of the board resolutions
       fixing its compensation for the 2008 fiscal
       year.

10.    Delegation for full implementation of resolutions         Mgmt          For                            For
       adopted at the General Shareholders Meeting.

11.    Report to the General Shareholders Meeting on             Non-Voting    No vote
       the annual corporate governance report of Red
       Electrica Corporacion S.A. for the 2008 fiscal
       year.

12.    Report to the General Shareholders Meeting on             Non-Voting    No vote
       items contained in the Management report related
       to article 116 bis of the Securities Market
       Act.

       PLEASE NOTE THAT IF YOU OWN MORE THAN 3% OF               Non-Voting    No vote
       THE COMPANY’S SHARES, YOU NEED TO COMPLETE
       A DOCUMENT AND SUBMIT IT TO THE COMPANY. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       FOR FURTHER DETAILS. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INCLUSION      Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 RESEARCH IN MOTION LTD                                                                      Agenda Number:  701642565
--------------------------------------------------------------------------------------------------------------------------
        Security:  760975102
    Meeting Type:  AGM
    Meeting Date:  15-Jul-2008
          Ticker:
            ISIN:  CA7609751028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Messrs. James Balsillie, Mike Lazaridis,        Mgmt          For                            For
       James Estill, David Kerr, Roger Martin, John
       Richardson, Barbara Stymiest and John Wetmore
       as the Directors, as specified

2.     Re-appoint Ernst & Young LLP as the Independent           Mgmt          For                            For
       Auditors of the Company and authorize the Directors
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 ROYAL BANK OF CANADA                                                                        Agenda Number:  701808531
--------------------------------------------------------------------------------------------------------------------------
        Security:  780087102
    Meeting Type:  AGM
    Meeting Date:  26-Feb-2009
          Ticker:
            ISIN:  CA7800871021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR RESOLUTIONS
       3 TO 11 AND "IN FAVOR" OR ''ABSTAIN" FOR RESOLUTIONS
       1.1 TO 1.15 AND 2. THANK YOU.

       Receive the financial statements of the Bank              Non-Voting    No vote
       for the YE 31 OCT 2008 and the Auditor's report
       on the statements

1.1    Elect Mr. W. G. Beattie as a Director                     Mgmt          For                            For

1.2    Elect Mr. D. T. Elix as a Director                        Mgmt          For                            For

1.3    Elect Mr. J. T. Ferguson as a Director                    Mgmt          For                            For

1.4    Elect Mr. P. Gauthier as a Director                       Mgmt          For                            For

1.5    Elect Mr. T. J. Hearn as a Director                       Mgmt          For                            For

1.6    Elect Mr. A. D. Laberge as a Director                     Mgmt          For                            For

1.7    Elect Mr. J. Lamarre as a Director                        Mgmt          For                            For

1.8    Elect Mr. B. C. Louie as a Director                       Mgmt          For                            For

1.9    Elect Mr. M. H. McCain as a Director                      Mgmt          For                            For

1.10   Elect Mr. G. M. Nixon as a Director                       Mgmt          For                            For

1.11   Elect Mr. D. P. O'Brien as a Director                     Mgmt          For                            For

1.12   Elect Mr. J. P. Reinhard as a Director                    Mgmt          For                            For

1.13   Elect Mr. E. Sonshine as a Director                       Mgmt          For                            For

1.14   Elect Mr. K. P. Taylor as a Director                      Mgmt          For                            For

1.15   Elect Mr. V. L. Young as a Director                       Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Auditor              Mgmt          For                            For

3.     Approve the Royal Bank's Umbrella saving and              Mgmt          For                            For
       Securities Purchase Plan

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       adopt a rule of governance stipulating that
       the compensation policy of their Executive
       officers be submitted to a consultative vote
       by the shareholders as specified

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       adopt a policy stipulating that 50% of the
       new candidates nominated as the Directors be
       women until parity between men and women is
       achieved, as specified

6.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       adopt the same policy on independence for the
       Members of the Compensation Committee and outside
       compensation consultants as of the Members
       of the Audit Committee and the External Auditors,
       as specified

7.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       adopt a governance rule limiting to 4, the
       Members of the Boards on which any of its Directors
       may serve, as specified

8.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       adopt a policy that Royal Bank of Canada's
       shareholders be given the opportunity at each
       AGM of shareholders to vote on an advisory
       resolution, as specified

9.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve to undertake a comprehensive review
       of executive compensation to ensure that incentives
       do not encourage extreme risks, and that bonuses
       are paid out only when long-term performance
       has been proven to be sound and sustainable,
       as specified

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve to undertake a comprehensive review
       with respect short-selling, if warranted, the
       Board shall bring forward a policy for consideration
       by the shareholders, and if necessary, for
       submission to the legislators and regulators,
       as specified

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve to review its policies on the Director
       recruitment, especially with regard to the
       number of current and former Chief Executive
       Officers of other corporations who are nominated,
       as specified

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 RSA INSURANCE GROUP PLC, LONDON                                                             Agenda Number:  701897653
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7705H116
    Meeting Type:  AGM
    Meeting Date:  18-May-2009
          Ticker:
            ISIN:  GB0006616899
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the 2008 report and accounts                        Mgmt          For                            For

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Re-elect Mr. John Napier as a Director                    Mgmt          For                            For

4.     Re-elect Mr. Andy Haste as a Director                     Mgmt          For                            For

5.     Elect Ms. Johanna Waterous as a Director                  Mgmt          For                            For

6.     Re-appoint Deloitte LLP as the Auditors                   Mgmt          For                            For

7.     Approve to determine the Auditors' remuneration           Mgmt          For                            For

8.     Approve the Directors' remuneration report                Mgmt          For                            For

9.     Approve the RSA Sharesave Plan                            Mgmt          For                            For

10.    Approve the RSA Irish Sharesave Plan 2009                 Mgmt          For                            For

11.    Approve the RSA Share Incentive Plan                      Mgmt          For                            For

12     Approve the RSA Executive Share Option Scheme             Mgmt          For                            For

13.    Authorize the Group to make donations to political        Mgmt          For                            For
       parties, independent election candidates and
       political organizations

14.    Authorize the Directors to continue the scrip             Mgmt          For                            For
       dividend scheme

S.15   Approve the notice period for general meetings            Mgmt          Against                        Against

16.    Approve to increase the authorized share capital          Mgmt          For                            For

17.    Approve to permit the Directors to allot further          Mgmt          Against                        Against
       shares

S.18   Approve to relax the restrictions which normally          Mgmt          For                            For
       apply when ordinary shares are issued for cash

S.19   Authorize the Company to buy back up to 10%               Mgmt          For                            For
       of its issued ordinary shares




--------------------------------------------------------------------------------------------------------------------------
 RWE AG, ESSEN                                                                               Agenda Number:  701843446
--------------------------------------------------------------------------------------------------------------------------
        Security:  D6629K109
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  DE0007037129
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 01 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the approved financial statements         Non-Voting    No vote
       of RWE Aktiengesellschaft and the Group for
       the financial year ended 31 DEC 2008 with the
       combined Review of Operations of RWE Aktiengesellschaft
       and the Group including the statement by the
       Executive Board on takeover-related issues,
       the proposal of the Executive Board for the
       appropriation of distributable profit, and
       the Supervisory Board report for fiscal 2008

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 2,408,107,789.25 as follows:
       Payment of a dividend of EUR 4.50 per no-par
       share EUR 20,000,417.75 shall be carried forward
       Ex-dividend and payable date: 23 APR 2009

3.     Approval of the acts of the executive Board               Mgmt          For                            For
       for fiscal 2008

4.     Approval of the acts of the Supervisory Board             Mgmt          For                            For
       for fiscal 2008

5.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Frankfurt

6.     Appointment of the Auditors for the abbreviation          Mgmt          For                            For
       2009 FY: PricewaterhouseCoopers AG, Frankfurt

7.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital through the
       s tock exchange, at a price not deviating more
       than 10% from the market price of the shares,
       or by way of a public repurchase offer to all
       shareholders, at a price not deviating more
       than 20% from the market price of the shares,
       on or before October 21, 2010.The existing
       authorization to acquire own shares shall be
       revoked when the above authorization comes
       into effect. The Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than through the stock exchange
       or by way of a public offer to all shareholders
       against payment in cash at a price not materially
       below the market price of the shares, to retire
       the shares and to exclude shareholders. subscription
       rights in connection with mergers and acquisitions,
       and for the satisfaction of conversion and/or
       option rights

8.     Authorization for the use of derivative financial         Mgmt          For                            For
       instruments within the scope of share buybacks

9.     Authorization I to grant convertible bonds and            Mgmt          For                            For
       warrants, the creation of a contingent capital
       I, and the correspondence amendment to the
       Article of Association the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bonds of
       up to EUR 6,000,000,000, conferring convertible
       rights for bearer shares of the Company, on
       or before 21 APR 2014, shareholders shall be
       granted subscription rights except for residual
       amounts and for the satisfaction of convertible
       and/or option rights, the Company's share capital
       shall be increased accordingly by up to EUR
       143,975,680 through the issue of up to 56,240,500
       bearer no-par shares, insofar as convertible
       and/or option rights are exercised

10.    Authorization II to grant convertible bonds               Mgmt          For                            For
       and warrants, the creation of a contingent
       capital II, and the correspondence amendment
       to the Article of Association, the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to issue
       bonds of up to EUR 6,000,000,000, conferring
       convertible rights for bearer shares of the
       Company, on or before 21 APR 2014, shareholders
       shall be granted subscription rights except
       for residual amounts and for the satisfaction
       of convertible and/or option rights, the Company's
       share capital shall be increased accordingly
       by up to EUR 143,975,680 through the issue
       of up to 56,240,500 bearer no-par shares, insofar
       as convertible and/or option rights are exercised

11.    Amendment to the Article of Association Section           Mgmt          For                            For
       15[3], in respect of the Board of Managing
       Directors being authorized to allow the electronic
       transmission of the shareholders meeting Section
       17[2] shall be deleted, The above amendments
       shall only be entered into the commercial register
       if and when the ARUG comes into effect

12.    Amendment to Article 16, Paragraph [3] of the             Mgmt          For                            For
       Articles of Incorporation [Adoption of a resolution]




--------------------------------------------------------------------------------------------------------------------------
 RWE AG, ESSEN                                                                               Agenda Number:  701843458
--------------------------------------------------------------------------------------------------------------------------
        Security:  D6629K117
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  DE0007037145
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 01 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD.
       THANK YOU.

1.     Presentation of the approved financial statements         Non-Voting    No vote
       of RWE Aktiengesellschaft and the Group for
       the FYE 31 DEC 2008, with the combined review
       of operations of RWE Aktiengesellschaft and
       the Group including the statement by the Executive
       Board on takeover-related issues, the proposal
       of the Executive Board for the appropriation
       of distributable profit, and the Supervisory
       Board report for fiscal 2008

2.     Resolution on the appropriation of the distributable      Non-Voting    No vote
       profit of EUR 2,408,107,789.25 as follows:
       payment of a dividend of EUR 4.50 per no-par
       share EUR 20,000,417.75 shall be carried forward
       ex-dividend and payable date: 23 APR 2009

3.     Ratification of the acts of the Board of Managing         Non-Voting    No vote
       Directors

4.     Ratification of the acts of the Supervisory               Non-Voting    No vote
       Board

5.     Appointment of the Auditors for the 2009 FY:              Non-Voting    No vote
       PricewaterhouseCoopers Ag, Frankfurt

6.     Appointment of the Auditors for the abbreviation          Non-Voting    No vote
       2009 FY: PricewaterhouseCoopers Ag, Frankfurt

7.     Authorization to acquire own shares the Company           Non-Voting    No vote
       shall be authorized to acquire shares of up
       to 10% of its share capital through the stock
       exchange, at a price not deviating more than
       10% from the market price of the shares, or
       by way of a public repurchase offer to all
       shareholders, at a price not deviating more
       than 20% from the market price of the shares,
       on or before 21 OCT 2010; the existing authorization
       to acquire own shares shall be revoked when
       the above authorization comes into effect;
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than through the stock exchange or by way of
       a public offer to all shareholders against
       payment in cash at a price not materially below
       the market price of the shares, to retire the
       shares and to exclude shareholders' subscription
       rights in connection with mergers and acquisitions,
       and for the satisfaction of conversion and/or
       option rights

8.     Approval of the use of derivatives [call and              Non-Voting    No vote
       put options] for the purpose of acquiring own
       shares as per item 7

9.     Authorization I to grant convertible bonds and            Non-Voting    No vote
       warrants, the creation of a contingent capital
       I, and the correspondence amendment to the
       Articles of Association the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bonds of
       up to EUR 6,000,000,000, conferring convertible
       rights for bearer shares of the Company, on
       or before 21 APR 2014; shareholders shall be
       granted subscription rights except for residual
       amounts and for the satisfaction of convertible
       and/or option rights; the Company's share capital
       shall be increased accordingly by up to EUR
       143,975,680 through the issue of up to 56,240,500
       bearer no-par shares, insofar as convertible
       and/or option rights are exercised

10.    Authorization II to grant convertible bonds               Non-Voting    No vote
       and warrants, the creation of a contingent
       capital II, and the correspondence amendment
       to the Articles of Association the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to issue
       bonds of up to EUR 6,000,000,000, conferring
       convertible rights for bearer shares of the
       Company, on or before 21 APR 2014; shareholders
       shall be granted subscription rights except
       for residual amounts and for the satisfaction
       of convertible and/or option rights; the Company's
       share capital shall be increased accordingly
       by up to EUR 143,975,680 through the issue
       of up to 56,240,500 bearer no-par shares, insofar
       as convertible and/or option rights are exercised

11.    Amendment to the Articles of Association section          Non-Voting    No vote
       15(3), in respect of the Board of Managing
       Directors being authorized to allow the electronic
       transmission of the shareholders' meeting section
       17(2) shall be deleted, the above amendments
       shall only be entered into the commercial register
       if and when the arug comes into effect

12.    Amendment to section 16(3) of the Articles of             Non-Voting    No vote
       Incorporation




--------------------------------------------------------------------------------------------------------------------------
 SAMPO OYJ                                                                                   Agenda Number:  701847331
--------------------------------------------------------------------------------------------------------------------------
        Security:  X75653109
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  FI0009003305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to scrutinise the minutes             Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Presentation of the Financial Statements, the             Non-Voting    No vote
       Board of Director's; Report and the Auditor's
       Report

7.     Adoption of the Financial Statements                      Mgmt          For                            For

8.     Resolution on the use of the profit shown on              Mgmt          For                            For
       the Balance Sheet and the payment of dividend
       The Board of Directors proposes to the Annual
       General Meeting that a dividend of EUR 0,80
       per share from the parent company's distributable
       assets be paid. The dividend will be paid to
       those shareholders who, on the record date
       for payment of dividends, Tuesday, 14 APR 2009,
       are registered in the company's Shareholder
       Register kept by Euroclear Finland Ltd (previously
       the Finnish Central Securities Depository Ltd)
       The Board proposes to the Annual General Meeting
       that the dividend be paid on Tuesday, 21 April
       2009. For those shareholders who have not transferred
       their share certificates to the book-entry
       system by the record date for payment of dividends,
       the dividend will be paid after the transfer
       of their shares to the book-entry system

9.     Resolution on the discharge of the members of             Mgmt          For                            For
       the Board of Directors and the CEO from liability

10.    Resolution on the remuneration of the members             Mgmt          For                            For
       of the Board of Directors; after hearing the
       major shareholders, the Board's Nomination
       and Compensation Committee proposes to the
       Annual General Meeting that the members of
       the Board of Directors will be paid the following
       fees per annum until the close of the next
       Annual General Meeting the Chairman of the
       Board will be paid an annual fee of EUR 160,000,
       the Vice Chairman of Board will be paid EUR
       100,000, and the other members of the Board
       of Directors will be paid EUR 80,000 each 50
       per cent of each Board member's annual compensation,
       after deduction of taxes and similar payments,
       will be paid in Sampo plc A shares and the
       rest in cash Board members employed by the
       company will not receive separate compensation
       for Board work during the validity of the employment
       or service relationship. As background to the
       proposal that the Nomination and Compensation
       Committee has proposed that the Annual General
       Meeting elect Bj rn Wahlroos to continue as
       a member of the Board of Directors and that
       the Board of Directors elect him as its Chairman.
       At the close of the Annual General Meeting,
       he will step down from the position of Group
       CEO and President of Sampo plc. However, Bj
       rn Wahlroos will continue in the service of
       Sampo plc until 30 June 2009, and therefore
       he will be paid a Board Chairman fee of EUR
       120,000. After the end of the service relationship,
       Bj rn Wahlroos will give up his participation
       in the ;Sampo 2006; Sampo long-term share-based
       incentive scheme for Sampo Group's key management,
       and he will no longer be entitled to payments
       through this scheme

11.    Resolution on the number of members of the Board          Mgmt          For                            For
       of Directors After hearing the major shareholders,
       the Nomination and Compensation Committee proposes
       to the Annual General Meeting that eight members
       be elected to the Board of Directors

12.    The Nomination and Compensation Committee proposes        Mgmt          For                            For
       to the Annual General Meeting Messrs Brunila,
       Eira Palin-Lehtinen, Jukka Pekkarinen Christoffer
       Taxell, Matti Vuoria and Bj rn Wahlroos, be
       re-elected for a term continuing until the
       close of the next Annual General Meeting. Additionally,
       Sampo plc's Nomination and Compensation Committee
       proposes that Mr. Veli-Matti Mattila be elected
       as a new Board member for a term continuing
       until the close of the next Annual General
       Meeting. The Nomination and Compensation Committee
       proposes that the Board elect Mr. Bj rn Wahlroos
       from among their number as the new Chairman
       of the Board

13.    The Board's Audit Committee proposes to the               Mgmt          For                            For
       Annual General Meeting that compensation be
       paid to the company's auditor on the basis
       of reasonable invoicing

14.    The Board's Audit Committee proposes to the               Mgmt          For                            For
       Annual General Meeting that Ernst & Young Oy
       be elected as the Auditor until the close of
       the next Annual General Meeting

15.    The Board of Directors proposes that the Annual           Mgmt          For                            For
       General Meeting authorize the Board to decide
       on repurchasing Sampo A shares using funds
       available for profit distribution. Sampo A
       shares can be repurchased in one or more lots
       up to a total of 50,000,000 shares. Sampo shares
       can be repurchased in other proportion than
       the shareholders; proportional shareholdings
       (private repurchase). The share price will
       be no higher than the highest price paid for
       Sampo plc shares in public trading at the time
       of the purchase. However, in implementing the
       repurchase of Sampo shares, normal derivatives,
       stock lending or other contracts may also be
       entered into within the legal and regulatory
       limits, at the price determined by the market.
       he holder of all Sampo plc B shares has given
       consent to a buy-back of A shares It is proposed
       that the authorization will be valid until
       the close of the next Annual General Meeting,
       provided this is not more than 18 months from
       the Annual General Meeting's decision

16.    The Board of Directors proposes that the Annual           Mgmt          For                            For
       General Meeting decides to reduce the share
       premium account and the reserve fund on the
       company's Balance Sheet as of 31 DEC 2008 by
       EUR 1,160,392,342.66 and by EUR 366,295,191.68,
       respectively, by transferring all the funds
       in the share premium account and reserve fund
       on the Balance Sheet as of 31 DEC 2008 to the
       reserve for invested unrestricted equity. Under
       the old Finnish Companies Act, which was in
       force until 31 AUG 2006, both the share premium
       account and the reserve fund were restricted
       equity. The new Limited Liability Companies
       Act no longer recognises either the concept
       of share premium account or the concept of
       reserve fund but, according to the transitional
       provisions of the new act, it is allowed to
       reduce the size of these funds by adhering
       to the provisions set for reducing share capital.
       Transferring the funds as proposed will enhance
       the flexibility of the company's capital structure
       and increase the distributable equity and reserves

17.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SEADRILL LIMITED                                                                            Agenda Number:  701699160
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7945E105
    Meeting Type:  AGM
    Meeting Date:  19-Sep-2008
          Ticker:
            ISIN:  BMG7945E1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Mr. John Fredriksen as a Director of             Mgmt          For                            For
       the Company

2.     Re-elect Mr. Tor Olav Troim as a Director of              Mgmt          For                            For
       the Company

3.     Re-elect Mr. Jan Tore Stromme as a Director               Mgmt          For                            For
       of the Company

4.     Re-elect Ms. Kate Blankenship as a Director               Mgmt          For                            For
       of the Company

5.     Re-elect Mr. Kjell E. Jacobsen as a Director              Mgmt          For                            For
       of the Company

6.     Elect Ms. Kathrine Fredriksen as Director of              Mgmt          For                            For
       the Company to fill one of the two casual vacancies
       existing on the Board

7.     Appoint PricewaterhouseCoopers as the Auditor             Mgmt          For                            For
       and authorize the Directors to determine their
       remuneration

8.     Approve the remuneration of the Company's Board           Mgmt          For                            For
       of Directors of a total amount of fees not
       to exceed USD 600,000.00 for the year ending
       31 DEC 2008

9.     Approve to reduce the share premium account               Mgmt          For                            For
       of the Company from USD 1,955,452,000 to nil,
       and to credit the amount resulting from the
       reduction to the Company's contributed surplus
       account with immediate effect

10.    Transact other such business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SERCO GROUP PLC                                                                             Agenda Number:  701896194
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80400107
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  GB0007973794
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual review, accounts for the               Mgmt          For                            For
       YE 31 DEC 2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For
       of the Company of 3.52 pence per ordinary share
       for the YE 31 DEC 2008

4.     Re-elect Mr. Kevin Beeston as a Non-Executive             Mgmt          For                            For
       Director

5.     Re-elect Mr. Andrew Jenner as a Executive Director        Mgmt          For                            For

6.     Re-elect Mr. Margaret, Baroness Ford of Cunninghame       Mgmt          For                            For
       as a Non-Executive Director

7.     Re-elect Mr. David Richardson as a Non-Executive          Mgmt          For                            For
       Director

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company, until the conclusion of the
       next AGM at which accounts are laid before
       the Company

9.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

S.10   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985 to make market
       purchases [within the meaning of Section 163
       of the Companies Act 1985] of up to 48,681,359
       ordinary shares of 2 pence each, at a minimum
       price of 2 pence [exclusive of expenses, if
       any, payable by the Company] and the maximum
       price of an amount equal to the higher of a)
       5% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days and b) the higher of the price
       of the last independent trade and the highest
       current bid as stipulated by Article 5(1) of
       commission regulation [EC] 22 DEC 2003 implementing
       the Market abuse directive as regards exemptions
       for buyback programmes and stabilization of
       financial statements [2273/2003]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company]; a contract, or contracts,
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

11.    Authorize the Directors to allot relevant securities      Mgmt          Against                        Against
       up to a maximum nominal amount of GBP 3,212,969,
       subject to and in accordance with Article 6
       of the Company's Articles of Association and
       Section 80 of Companies Act 1985, to exercise
       all the powers of the Company to allot relevant
       securities [as defined in Section 80[2] of
       that Act] comprising equity securities [as
       defined in Section 94[2] of the Act] up to
       a further nominal amount of GBP 3,212,969 in
       connection with an offer by way of a right
       issue; [Authority expires the earlier of the
       conclusion of the next AGM of the Company]
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.12   Approve to renew the authority and power conferred        Mgmt          For                            For
       on Directors by Article 7 of the Company's
       Articles of Association and Section 95[1] of
       the Companies Act 1985, to allot equity securities
       wholly for cash, such powers being limited;
       a) the allotment of equity securities [as defined
       in Section 94[2] of the Companies Act 1985]
       pursuant to the authority given by Resolution
       11[b] in connection with a right issue for
       the period ending at the conclusion of the
       AGM but so that the Company may make offers
       and enter into agreements during such period
       which would, or might, require relevant securities
       to be allotted after the authority ends and
       the Board may allot equity securities under
       any such offer or agreement as if the authority
       had not ended; and b) the allotment [otherwise
       than pursuant to sub-paragraph a] above] of
       equity securities up to an aggregate nominal
       amount equal to GBP 486,814

13.    Approve and adopt the rules of the Serco Group            Mgmt          For                            For
       Plc Performance Share Plan [the "PSP"], the
       main features as specified and authorize the
       Directors to do all other acts and things necessary
       or desirable to operate the PSP, including
       the ability to establish further plans similar
       to the PSP for the benefits of employees overseas,
       subject to such modification as may be necessary
       or desirable to take account of applicable
       securities laws, exchange control or tax legislation,
       provided that any ordinary shares of the Company
       made available under such further plans are
       treated as counting against any limits on overall
       participation in the PSP

14.    Approve and adopt the rules of Secro Group Plc            Mgmt          For                            For
       Deferred Bonus Plan [the "DBP"], the main features
       as specified, and authorize the Directors to
       do all other acts and thing necessary or desirable
       to operate the DBP, including the ability establish
       further plans similar to the DBP for the benefit
       of employees overseas, subject to such modifications
       as may be necessary or desirable to take account
       of applicable securities laws, exchange control
       or tax legislation, provided that any ordinary
       shares of the Company made available under
       such further plans are treated as counting
       against any limits on overall participation
       in the DBP

S.15   Amend the Article of Association of the Company           Mgmt          For                            For
       by deleting all the provision of the Company's
       Memorandum of Association which, by virtue
       of Section 28 Companies Act 2006, are to be
       treated as provision of the Company's Articles
       of Association; and by making the amendments
       set out in Appendix 02 to the Notice of AGM
       as specified

16.    Authorize the Company and any Company which               Mgmt          For                            For
       is or becomes its subsidiary during the period
       to which this resolution has effect, for the
       purposes of Part 14 of the Companies Act 2006
       during the period commencing on the date of
       the passing this resolution and any Company
       and ending at the conclusion of the Company's
       next AGM; a)make political donation to political
       parties and/or independent election candidates;
       b)make political donations to political organizations
       other than political parties; and c)incur political
       expenditure,; provided that the total aggregate
       amount of political donations and political
       expenditure pursuant to this authority shall
       not exceed GBP 130,000 for the Group as a whole,
       and the amount authorized under each of the
       paragraphs [a] to [c] shall be limited to such
       amount; all existing authorization and approval
       relating to political donations or political
       expenditure under Part 14 of the Companies
       Act 2006 are hereby revoked without prejudice
       to any donation made or expenditure incurred
       prior to the date hereof pursuant to such authorization
       or approval; for the purpose of this resolution,
       the terms 'political donation', 'political
       parties', 'political organization' and 'political
       expenditure' have the meanings given by Sections
       363 to 365 of the Companies Act 2006

s.17   Approve the general meeting other than an AGM             Mgmt          Against                        Against
       may be called on not less that 14 clear days'
       notice




--------------------------------------------------------------------------------------------------------------------------
 SES S.A., LUXEMBOURG                                                                        Agenda Number:  701847672
--------------------------------------------------------------------------------------------------------------------------
        Security:  L8300G135
    Meeting Type:  OGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  LU0088087324
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the attendance list, quorum and adopt             Mgmt          No Action
       the agenda

2.     Approve the nomination of a Secretary and of              Mgmt          No Action
       2 scrutineers

3.     Approve the presentation by the Chairman of               Mgmt          No Action
       the Board of the 2008 activities report of
       the Board

4.     Approve the presentation by the President and             Mgmt          No Action
       the Chief Executive Officer on the main developments
       during 2008 and perspectives

5.     Approve the presentation by the Chief Financial           Mgmt          No Action
       Officer, the Member of the Executive Committee
       of the 2008 financial results

6.     Approve the presentation of the Audit report              Mgmt          No Action

7.     Approve the balance sheet as of 31 DEC 2008               Mgmt          No Action
       and of the 2008 profit and loss accounts

8.     Approve the allocation of 2008 profits                    Mgmt          No Action

9.     Approve the transfers between reserve accounts            Mgmt          No Action

10.    Grant discharge to the Members of the Board               Mgmt          No Action
       of Directors

11.    Grant discharge to the Auditor                            Mgmt          No Action

12.    Appoint the Auditors for the year 2009 and approve        Mgmt          No Action
       to determine its remuneration

13.    Approve the resolution on Company acquiring               Mgmt          No Action
       own FDRs and/or own A or B shares

14.    Approve the remuneration of the Board Members             Mgmt          No Action

15.    Miscellaneous                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SEVEN & I HOLDINGS CO.,LTD.                                                                 Agenda Number:  701949096
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7165H108
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3422950000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to : Approve Minor Revisions               Mgmt          For                            For
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4.     Entrusting to the Company's Board of Directors            Mgmt          For                            For
       determination of the subscription requirements
       for the share subscription rights, as stock
       options for stock-linked compensation issued
       to the executive officers of the Company, as
       well as the directors and executive officers
       of the Company's subsidiaries




--------------------------------------------------------------------------------------------------------------------------
 SHAW COMMUNICATIONS INC                                                                     Agenda Number:  701792500
--------------------------------------------------------------------------------------------------------------------------
        Security:  82028K200
    Meeting Type:  OGM
    Meeting Date:  15-Jan-2009
          Ticker:
            ISIN:  CA82028K2002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS 1 AND 2 AND 'IN FAVOR' OR AGAINST'
       ONLY FOR RESOLUTION 3. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM.THANK YOU.                Non-Voting    No vote

       To receive the consolidated financial statements          Non-Voting    No vote
       FYE 31 AUG, 2008 and the Auditors' report on
       those statements

1.     Elect the Directors                                       Mgmt          For                            For

2.     Appoint Ernst & Young LLP as the Auditors of              Mgmt          For                            For
       the Corporation

3.     Approve the amendments to the Corporation's               Mgmt          For                            For
       Stock Option Plan, as specified

       To transact such other business                           Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SHIMIZU CORPORATION                                                                         Agenda Number:  701998429
--------------------------------------------------------------------------------------------------------------------------
        Security:  J72445117
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3358800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHIONOGI & CO.,LTD.                                                                         Agenda Number:  701985143
--------------------------------------------------------------------------------------------------------------------------
        Security:  J74229105
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3347200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Adopt Reduction
       of Liability System for Outside Directors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6.     Presentation of Retirement Benefits to a Retiring         Mgmt          For                            For
       Director and Reelected Directors since Abolishment
       of Retirement Benefit Systems




--------------------------------------------------------------------------------------------------------------------------
 SHOPPERS DRUG MART CORP                                                                     Agenda Number:  701880709
--------------------------------------------------------------------------------------------------------------------------
        Security:  82509W103
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA82509W1032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "ABSTAIN" FOR ALL RESOLUTIONS.
       THANK YOU.

       Receive the Corporation's 2008 annual report              Non-Voting    No vote
       and the Corporation's financial statements
       for the YE 03 JAN 2009 together with Auditors'
       report thereon

1.1    Elect Mr. M. Shan Atkins as a Director                    Mgmt          For                            For

1.2    Elect Mr. James F. Hankinson as a Director                Mgmt          For                            For

1.3    Elect Mr. Krystyna Hoeg as a Director                     Mgmt          For                            For

1.4    Elect Mr. Holger Kluge as a Director                      Mgmt          For                            For

1.5    Elect Mr. Gaetan Lussier as a Director                    Mgmt          For                            For

1.6    Elect Hon. David Peterson P.C., Q.C as a Director         Mgmt          For                            For

1.7    Elect Dr. Martha Piper as a Director                      Mgmt          For                            For

1.8    Elect Mr. Derek Ridout as a Director                      Mgmt          For                            For

1.9    Elect Mr. Jurgen Schreiber as a Director                  Mgmt          For                            For

1.10   Elect Mr. David M. Williams as a Director                 Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       for the ensuing year and authorize the Directors
       to fix their remuneration

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SILVER WHEATON CORP                                                                         Agenda Number:  701897223
--------------------------------------------------------------------------------------------------------------------------
        Security:  828336107
    Meeting Type:  MIX
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  CA8283361076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 558728 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       "A.1 TO A.7 AND B" AND 'IN FAVOR' OR 'AGAINST'
       FOR RESOLUTIONS "C AND D". THANK YOU.

       Receive and consider the audited consolidated             Non-Voting    No vote
       financial statements of the Company for the
       YE 31 DEC 2008 and the reports of the Auditors
       thereon

A.1    Elect Mr. Eduardo Luna as a Director of the               Mgmt          For                            For
       Company for the ensuing year

A.2    Elect Mr. Peter Barnes as a Director of the               Mgmt          For                            For
       Company for the ensuing year

A.3    Elect Mr. Lawrence I. Bell as a Director of               Mgmt          For                            For
       the Company for the ensuing year

A.4    Elect Mr. John A. Brough as a Director of the             Mgmt          For                            For
       Company for the ensuing year

A.5    Elect Mr. R. Peter Gillin as a Director of the            Mgmt          For                            For
       Company for the ensuing year

A.6    Elect Mr. Douglas M. Holtby as a Director of              Mgmt          For                            For
       the Company for the ensuing year

A.7    Elect Mr. Wade Nesmith as a Director of the               Mgmt          For                            For
       Company for the ensuing year

B.     Appoint Deloitte & Touche LLP, Independent Registered     Mgmt          For                            For
       Chartered Accountants as the Auditors of the
       Company for the ensuring year and authorize
       the Directors to fix the Auditors' remuneration

C.     Approve the Company' Shareholders Rights Plan,            Mgmt          For                            For
       as specified

D.     Amend the Company's Share Option Plan, as specified       Mgmt          For                            For

E.     Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SNC LAVALIN GROUP INC                                                                       Agenda Number:  701847189
--------------------------------------------------------------------------------------------------------------------------
        Security:  78460T105
    Meeting Type:  OGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA78460T1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1.1 TO 1.11 AND 2 AND 'IN FAVOR' OR 'AGAINST'
       FOR RESOLUTION 3. THANK YOU.

       To receive the report of the Directors to the             Non-Voting    No vote
       shareholders, the consolidated financial statements
       of the Corporation for the YE 31 DEC 2008 and
       the Auditors' report thereon

1.1    Elect Mr. P. Duhaime as a Director for the ensuing        Mgmt          For                            For
       year

1.2    Elect Mr. D. Goldman as a Director for the ensuing        Mgmt          For                            For
       year

1.3    Elect Mr. P.A. Hammick as a Director for the              Mgmt          For                            For
       ensuing year

1.4    Elect Mr. P.H. Lessard as a Director for the              Mgmt          For                            For
       ensuing year

1.5    Elect Mr. E.A. Marcoux as a Director for the              Mgmt          For                            For
       ensuing year

1.6    Elect Mr. L.R. Marsden as a Director for the              Mgmt          For                            For
       ensuing year

1.7    Elect Mr. C. Mongeau as a Director for the ensuing        Mgmt          For                            For
       year

1.8    Elect Mr. G. Morgan as a Director for the ensuing         Mgmt          For                            For
       year

1.9    Elect Mr. H.D. Segal as a Director for the ensuing        Mgmt          For                            For
       year

1.10   Elect Mr. L.N. Stevenson as a Director for the            Mgmt          For                            For
       ensuing year

1.11   Elect Mr. J.P. Vettier as a Director for the              Mgmt          For                            For
       ensuing year

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       for the ensuing year

3.     Adopt the 2009 Stock Option Plan in favor of              Mgmt          For                            For
       key employees of the Corporation and its subsidiaries
       and other Corporations in which the Corporation
       has an equity interest

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SODEXO, SAINT QUENTIN EN YVELINES                                                           Agenda Number:  701787256
--------------------------------------------------------------------------------------------------------------------------
        Security:  F84941123
    Meeting Type:  AGM
    Meeting Date:  19-Jan-2009
          Ticker:
            ISIN:  FR0000121220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting    No vote
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE 'FOR' AND 'AGAINST'
       A VOTE OF 'ABSTAIN' WILL BE TREATED AS AN 'AGAINST'
       VOTE.

O.1    Approve of the annual and consolidated financial          Mgmt          For                            For
       statements for the year 2007-2008, noticing
       of an earning income, as consequence, final
       discharge to Director

O.2    Approve the appropriation of the income setting           Mgmt          For                            For
       the dividend per share and payment from 02
       FEB 2009 if at the payment date the Company
       holds certain of its own shares, the corresponding
       amount of dividend will not be paid and will
       be allocated to the carried forward account

O.3    Ratify the head office transfer from 3 a venue            Mgmt          For                            For
       Newton 78180 Montiginy Le Bretonneux to 255
       Quai De La Bataille De Stalingrad 92130 Issy-Les-Moulineaux
       since 24 MAR 2008

O.4    Approve the agreements covered by the Article             Mgmt          For                            For
       L 225-38 of the Commercial Law

O.5    Approve the agreement in which Mr. Michel Landel          Mgmt          For                            For
       could receive a compensation equal to twice
       of the annual gross income in case of end of
       his mandate as Chief Executive Officer, excepted
       in case of resignation, retirement or removal
       for serious offence, these performances criteria
       linked to the allocation of this compensation
       are an annual development of the consolidated
       operational result of the group equal or superior
       to 5% for each of the three latest FY, this
       commitment cancels and replaces any other of
       the Company or of the Group

O.6    Authorize the Board of Directors to purchase              Mgmt          For                            For
       shares of the Company within the limit of 10%
       of capital, setting the maximum purchase price
       per share and the total amount of these purchases
       carried out, all powers to the Board of Directors

O.7    Approve the renewal of the mandate of Mr. Bernard         Mgmt          For                            For
       Bellon as a Director

O.8    Appoint Mr. Michel Landel as a Director as a              Mgmt          For                            For
       substitute for Mr. Francois Perigot who has
       resigned

O.9    Approve the renewal of the Company KPMG SA S              Mgmt          For                            For
       mandate as Co-Statutory Auditor with tenure
       and appoint Mr. Bernard Perot as a substitute
       Co-Statutory Auditor

O.10   Approve the Directors fees                                Mgmt          For                            For

E.11   Authorize the Board of Directors to reduce capital        Mgmt          For                            For
       by cancellation, INE one or several times,
       of all or part of shares purchased by the Company,
       within the limit of 10% of capital, all powers
       to the Board of Directors

E.12   Authorize the Board of Directors to grant options         Mgmt          For                            For
       giving right to the subscription of new shares
       to be issued or options diving right to purchase
       existing shares of the Company in favour of
       employees and social representatives of the
       company and related Companies, within the limit
       of 10% setting the subscription and purchase
       price of options, waiving of shareholders to
       their preferential subscription right to shares
       issued, all powers to the Board of Directors

E.13   Approve the powers for formalities                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SQUARE ENIX HOLDINGS CO.,LTD.                                                               Agenda Number:  701982692
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7659R109
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3164630000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 STAGECOACH GROUP                                                                            Agenda Number:  701662668
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8403M209
    Meeting Type:  AGM
    Meeting Date:  29-Aug-2008
          Ticker:
            ISIN:  GB00B1VJ6Q03
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company's annual report,            Mgmt          For                            For
       including the Directors' report, the Auditors'
       report and the financial statements for the
       FYE 30 APR 2008

2.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report for the FYE 30 APR 2008

3.     Declare a final dividend of 4.05 pence per Ordinary       Mgmt          For                            For
       Share

4.     Re-elect Mr. Ewan Brown as a Director                     Mgmt          For                            For

5.     Re-elect Mr. Iain Duffin as a Director                    Mgmt          For                            For

6.     Re-elect Ms. Ann Gloag as a Director                      Mgmt          For                            For

7.     Re-elect Mr. Robert Speirs as a Director                  Mgmt          For                            For

8.     Re-elect Mr. Brian Souter as a Director                   Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

10.    Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

11.    Approve the changes to the Stagecoach SAYE Scheme         Mgmt          For                            For

12.    Authorize the Directors to allot relevant securities      Mgmt          For                            For

S.13   Approve to disapply the pre-emption rights                Mgmt          Against                        Against

S.14   Approve to renew the share buy-back authority             Mgmt          For                            For

S.15   Adopt new Articles of Association                         Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SUEZ, PARIS                                                                                 Agenda Number:  701640561
--------------------------------------------------------------------------------------------------------------------------
        Security:  F90131115
    Meeting Type:  MIX
    Meeting Date:  16-Jul-2008
          Ticker:
            ISIN:  FR0000120529
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

E.1    Approve the Merger by absorption of rivolam               Mgmt          For                            For

E.2    Approve the spin-off of Suez environment                  Mgmt          For                            For

O.3    Approve the distribution of 65% of Suez environment       Mgmt          For                            For
       to Suez's shareholders

O.4    Approve the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

E.5    Approve the Merger by absorption of Suez by               Mgmt          For                            For
       GDF

O.6    Grant authority for the filing of the required            Mgmt          For                            For
       documents/other formalities




--------------------------------------------------------------------------------------------------------------------------
 TECHNIP (EX-TECHNIP-COFLEXIP), PARIS                                                        Agenda Number:  701867472
--------------------------------------------------------------------------------------------------------------------------
        Security:  F90676101
    Meeting Type:  MIX
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  FR0000131708
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors' report, the Company's financial
       statements for the year 2008, as presented,
       showing income of EUR 250,881,144.87

O.2    Acknowledge the distributable income of EUR               Mgmt          For                            For
       250,811,144.87 allocated as follows: global
       dividend: EUR 127,501,704.00, the remaining
       balance of the retained earnings consequently,
       the shareholders will receive a net dividend
       of EUR 1.20 per share, and will entitle to
       the 40 % deduction provided by the French general
       tax code. this dividend will be paid on 12
       MAY 2009 in the event that the company holds
       some of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account
       as required by law, it is reminded that, for
       the last three financial years, the dividends
       paid, were as follows: EUR 1.20 for FY 2007,
       EUR 2.10 and 1.05 for FY 2006, EUR 0.92 for
       2005

O.3    Receive the reports of the Board of Directors             Mgmt          For                            For
       and of the Auditors, the consolidated financial
       statements for the said financial year, in
       the form presented to the meeting

O.4    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles l.225-38 ET
       SEQ of the French commercial code, acknowledges
       the conclusions of this report and the agreement
       entered into and the commitments authorized
       during the 2009 FY referred to therein

O.5    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L225-38 ET
       SEQ. the French commercial code, acknowledges
       the conclusions of this report and approve
       the agreement entered into during the 2008
       FY referred to therein

O.6    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article l.225-38 ET
       SEQ. of the French commercial code, acknowledges
       the conclusions of this report and the agreement
       previously entered into and which remained
       in force in 2008 referred to therein

O.7    Approve to renew the appointment of Mr. Jean-Pierre       Mgmt          For                            For
       Lamoure as a Director for a 4-year period

O.8    Approve to renew the appointment Mr. Daniel               Mgmt          For                            For
       Lebegue as a Director for a 4-year period

O.9    Approve to renew the appointment Mr. Bruno Weymuller      Mgmt          For                            For
       as a Director for a 4-year period

O.10   Appoint Mr. Gerard Hauser for a 4-year period             Mgmt          For                            For

O.11   Appoint Mr. Marwan Lahoud  as a Director for              Mgmt          For                            For
       a 4-year period

O.12   Appoints Mr. Joseph Rinaldi as Director for               Mgmt          For                            For
       a 4-year period

O.13   Approve the shareholders' meeting to resolves             Mgmt          For                            For
       toward total annual fees of EUR 440,000.00
       to the Board of Directors

O.14   Authorizes the Board of Directors, one or more            Mgmt          For                            For
       occasions, to trade in the Company's shares
       on the stock market subject to the conditions
       described below: maximum purchase price: EUR
       60.00, maximum number of shares to be acquired:
       10% of the share capital this authorization
       is given for an 18-month period the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities this delegation
       of powers supersedes any and all earlier delegations
       to the same effect and the one granted by the
       ordinary shareholders' meeting of  06 MAY2008
       in its resolution 7

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or more occasions, in France
       or abroad, by a maximum amount of EUR 37,500,000.00,
       by issuance, with preferred subscription rights
       maintained of shares or any securities giving
       access to the share capital the shareholders'
       meeting also delegates to the Board of Directors
       the necessary powers to issue securities giving
       right to the allocation of debt securities
       the overall amount of debt securities giving
       access to the share capital or giving right
       to the allocation of debt securities which
       may be issued shall not exceed EUR 2,500,000,000.00
       this authorization is granted for a 26-month
       period the shareholders' meeting delegates
       all powers to the board of directors to take
       all necessary measures and accomplish all necessary
       formalities this delegation supersedes the
       delegation granted by the extraordinary shareholders'
       meeting of 27 APR 2007 in its resolution  20

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or more occasions, in France
       or abroad, by a maximum amount of EUR 12,000,000.00,
       by issuance by way of a public offering or
       an offer governed by paragraph ii of Article
       l. 411-2 of the monetary and financial code,
       with cancellation of the preferred subscription
       rights of shares or any securities giving access
       to the share capital this amount shall count
       against the ceiling of EUR 37,500,000.00 set
       forth in resolution 15 the shareholders' meeting
       also delegates to the Board of Directors the
       necessary powers to issue securities giving
       right to the allocation of debt securities
       the overall amount of debt securities giving
       access to the share capital or giving right
       to the allocation of debt securities which
       may be issued shall not exceed EUR 2,5500,000,000.00
       this amount shall count against the ceiling
       of EUR 2,500,000,000.00 set forth in resolution
       15 the securities may be issued in consideration
       for securities tendered in a public exchange
       offer initiated by the company concerning the
       shares of another Company this authorization
       is granted in the limit and in accordance with
       Article l.225-148 of the French commercial
       code this authorization is granted for a 26-month
       period; it supersedes the delegation granted
       by the extraordinary shareholders' meeting
       of  27 APR 2007 in its resolution  21 the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

E.17   Authorizes the Board of Directors to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       in favour of employees of French or foreign
       companies and related companies who are members
       of a company savings plant his delegations
       given for a 26-month period and for a nominal
       amount that shall not exceed 2 per cent of
       the share capital the amount of the capital
       increases which may be carried out by the virtue
       of the present delegation shall count against
       the ceiling of EUR 37,500,000.00 set forth
       in resolution 15 the shareholders' meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       shall necessary formalities the shareholders'
       meeting delegates to the Board of Directors
       all powers to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to raise
       the legal reserve to one tenth of the new capital
       after each increase this delegation supersedes
       the delegation granted by the extraordinary
       shareholders' meeting of  27APR 2007 in its
       resolution 25

E.18   Authorizes the Board of Directors to grant,               Mgmt          For                            For
       for free, on one or more occasions, existing
       shares, in favour of the employees of the Company
       technip, and employees and corporate officers
       of related companies; they may not represent
       more than 1% of the share capital the present
       delegation is given for a 24-month period the
       shareholders' meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       this authorization of powers supersedes any
       and all earlier authorizations to the same
       effect

E.19   Adopt the resolution 18 of the present meeting,           Mgmt          For                            For
       the shareholders' meeting authorizes the Board
       of Directors to grant, for free, on one or
       more occasions, existing shares, in favour
       of the Board of Directors' chairman and the
       general manager of the Company, corporate officer
       of the company. they may not represent more
       than 0.03% of the share capital the present
       delegation is given for a 24-month period the
       shareholders' meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       this authorization supersedes any and all earlier
       authorizations  to the same effect

E.20   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       one or more transactions, to the employees
       and corporate officers of the company and related
       companies, options giving the right either
       to subscribe for new shares in the company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares which shall exceed 1% of the share capital
       the present authorization is granted for a
       24-month period the shareholders' meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.21   Adopt the resolution 20 of the present meeting,           Mgmt          For                            For
       authorize the Board of Directors to grant,
       in one or more transactions, to the chairman
       of the Board of Directors and, or the general
       manager, corporate officer of the Company,
       options giving the right either to subscribe
       for new shares in the Company to be issued
       through a share capital increase, or to purchase
       existing shares purchased by the Company it
       being provided that the options shall not give
       rights to a total number of shares, which shall
       exceed 0.10 % of the capital the present authorization
       is granted for a 24-month period; it supersedes
       any and all earlier delegations to the same
       effect the shareholders' meeting delegates
       all powers to the board of directors to take
       all necessary measures and accomplish all necessary
       formalities

O.22   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings publications and other
       formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 TELEFONICA SA, MADRID                                                                       Agenda Number:  701965228
--------------------------------------------------------------------------------------------------------------------------
        Security:  879382109
    Meeting Type:  OGM
    Meeting Date:  22-Jun-2009
          Ticker:
            ISIN:  ES0178430E18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 JUN 2009 AT 13.00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, the Management               Mgmt          For                            For
       report and the Board Management of Telefonica
       and consolidated group and the proposal of
       application of the 2008 result

2.     Approve the retribution of the shareholder and            Mgmt          For                            For
       to pay a dividend with charge to free reserves

3.     Approve the Incentive Buy Plan Shares for employers       Mgmt          For                            For

4.     Grant authority for the acquisition of own shares         Mgmt          For                            For

5.     Approve to reduce the share capital through               Mgmt          For                            For
       redemption of own shares

6.     Re-elect the Auditors                                     Mgmt          For                            For

7.     Approve the delegation of powers                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TENCENT HLDGS LTD                                                                           Agenda Number:  701922999
--------------------------------------------------------------------------------------------------------------------------
        Security:  G87572122
    Meeting Type:  EGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  KYG875721220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.

1.     Approve and adopt, conditional upon the Listing           Mgmt          For                            For
       Committee of The Stock Exchange of Hong Kong
       Limited granting the listing of and permission
       to deal in the shares of the Company, representing
       2% of the issued share capital of the Company
       as at the date of passing this resolution,
       to be issued pursuant to the exercise of any
       options granted under the 2009 Share Option
       Scheme [as specified], the rules of the new
       share option scheme [2009 Share Option Scheme]
       of the Company as an additional Share Option
       Scheme of the Company; and authorize the Directors
       of the Company at their absolute discretion,
       to grant options thereunder and to allot and
       issue shares of the Company pursuant to the
       exercise of such option

2.     Amend Paragraph 3 of the share award scheme               Mgmt          For                            For
       of the Company adopted on 13 DEC 2007 as specified




--------------------------------------------------------------------------------------------------------------------------
 TENCENT HLDGS LTD                                                                           Agenda Number:  701923941
--------------------------------------------------------------------------------------------------------------------------
        Security:  G87572122
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  KYG875721220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 555648 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR'' OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and Auditors
       for the YE 31 DEC 2008

2.I    Declare a final dividend                                  Mgmt          For                            For

2.II   Declare a special dividend                                Mgmt          For                            For

3.I.a  Re-elect Mr. Iain Ferguson Bruce as a Director            Mgmt          For                            For

3.I.b  Re-elect Mr. Ian Charles Stone as a Director              Mgmt          For                            For

3.II   Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Auditors and authorize the Board               Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and dispose of additional shares in the
       Company and to make or grant offers, agreements,
       options or warrants which would or might require
       the exercise of such powers, during and after
       the relevant period, the aggregate nominal
       value of share capital allotted or agreed [whether
       pursuant to an option or otherwise] by the
       Directors of the Company pursuant to the mandate
       in this resolution, otherwise than pursuant
       to: i) a Rights Issue, or ii) any Option Scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the officers and/or
       employees of the Company and/or any of its
       subsidiaries of shares or rights to acquire
       shares of the Company or iii) any scrip dividend
       or similar arrangement pursuant to the Articles
       of Association of the Company from time to
       time, shall not exceed 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of this Resolution
       and the said mandate shall be limited accordingly;
       [Authority expires at the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or by Law to be held]

6.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       or otherwise acquire shares of HKD 0.0001 each
       in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited,
       provided that the aggregate nominal amount
       of shares so purchased or otherwise acquired
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of this resolution; and
       [Authority expires at the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or by law to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, the aggregate nominal amount of the
       shares which are purchased or otherwise acquired
       by the Company pursuant to Resolution 6 be
       added to the aggregate nominal amount of the
       shares which may be issued pursuant to Resolution
       5




--------------------------------------------------------------------------------------------------------------------------
 TERUMO CORPORATION                                                                          Agenda Number:  701994116
--------------------------------------------------------------------------------------------------------------------------
        Security:  J83173104
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3546800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE JAPAN STEEL WORKS,LTD.                                                                  Agenda Number:  701997441
--------------------------------------------------------------------------------------------------------------------------
        Security:  J27743103
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3721400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THOMSON REUTERS PLC, LONDON                                                                 Agenda Number:  701898504
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8847Z105
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  GB00B29MWZ99
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTIONS
       "1.1 TO 1.15" AND 2" AND 'IN FAVOR' OR 'AGAINST'
       ONLY FOR RESOLUTIONS "3 AND 4.A TO 4.F". THANK
       YOU.

1.1    Elect Mr. David Thomson as a Director of Thomson          Mgmt          For                            For
       Reuters

1.2    Elect Mr. W. Geoffrey Beattie as a Director               Mgmt          For                            For
       of Thomson Reuters

1.3    Elect Mr. Niall FitzGerald, KBE as a Director             Mgmt          For                            For
       of Thomson Reuters

1.4    Elect Mr. Thomson H. Glocer as a Director of              Mgmt          For                            For
       Thomson Reuters

1.5    Elect Mr. Manvinder S. Banga as a Director of             Mgmt          For                            For
       Thomson Reuters

1.6    Elect Ms. Mary Cirillo as a Director of Thomson           Mgmt          For                            For
       Reuters

1.7    Elect Mr. Steven A. Denning as a Director of              Mgmt          For                            For
       Thomson Reuters

1.8    Elect Mr. Lawton Fitt as a Director of Thomson            Mgmt          For                            For
       Reuters

1.9    Elect Mr. Roger L. Martin as a Director of Thomson        Mgmt          For                            For
       Reuters

1.10   Elect Sir Deryck Maughan as a Director of Thomson         Mgmt          For                            For
       Reuters

1.11   Elect Mr. Ken Olisa as a Director of Thomson              Mgmt          For                            For
       Reuters

1.12   Elect Mr. Vance K. Opperman as a Director of              Mgmt          For                            For
       Thomson Reuters

1.13   Elect Mr. John M. Thompson as a Director of               Mgmt          For                            For
       Thomson Reuters

1.14   Elect Mr. Peter J. Thomson as a Director of               Mgmt          For                            For
       Thomson Reuters

1.15   Elect Mr. John A. Tory as a Director of Thomson           Mgmt          For                            For
       Reuters

2.     Re-appoint the Canadian Firm of PricewaterhouseCoopers    Mgmt          For                            For
       LLP as the Auditors of Thomson Reuters Corporation
       and the UK Firm of PricewaterhouseCoopers LLP
       as the Auditors of Thomson Reuters PLC and
       authorize the Directors of Thomson Reuters
       to fix the Auditors' remuneration

3.     Receive the financial statements of Thomson               Mgmt          For                            For
       Reuters for the YE 31 DEC 2008 and the Auditors'
       report on those statements [consisting of the
       primary Thomson Reuters Corporation consolidated
       financial statements as well as standalone
       Thomson Reuters PLC financial statements prepared
       to comply with UK legal and regulatory requirements]

4.a    Receive the Directors' report of Thomson Reuters          Mgmt          For                            For
       PLC for the YE 31 DEC 2008 in accordance with
       UK legal and regulatory requirements applicable
       to Thomson Reuters PLC

4.b    Approve the Directors' remuneration report [and           Mgmt          Against                        Against
       the Auditors' report thereon] of Thomson Reuters
       PLC for the YE 31 DEC 2008 in accordance with
       UK legal and regulatory requirements applicable
       to Thomson Reuters PLC

4.c    Approve a renewal of the authority to allot               Mgmt          For                            For
       Thomson Reuters PLC shares in accordance with
       UK legal and regulatory requirements applicable
       to Thomson Reuters PLC

4.d    Approve a renewal of the disapplication of preemptive     Mgmt          For                            For
       rights related to the issuance of Thomson Reuters
       PLC shares in accordance with UK legal and
       regulatory requirements applicable to Thomson
       Reuters PLC

4.e    Approve a renewal to the authority to buy back            Mgmt          For                            For
       Thomson Reuters PLC ordinary shares in the
       open market in accordance with UK legal and
       regulatory requirements applicable to Thomson
       Reuters PLC

4.f    Approve a continuing authority for Thomson Reuters        Mgmt          Against                        Against
       PLC to call a general meeting of shareholders
       [other than an AGM] in accordance with Thomson
       Reuters PLC's Articles of Association upon
       not less than 14 days' notice in writing in
       accordance with UK legal and regulatory requirements
       applicable to Thomson Reuters PLC

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TOHO CO.,LTD                                                                                Agenda Number:  701953172
--------------------------------------------------------------------------------------------------------------------------
        Security:  J84764117
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3598600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions, Allow Board to
       Make Rules   Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TREND MICRO INCORPORATED                                                                    Agenda Number:  701827505
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9298Q104
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  JP3637300009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement Benefit System
       for Current Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TULLOW OIL PLC                                                                              Agenda Number:  701896283
--------------------------------------------------------------------------------------------------------------------------
        Security:  G91235104
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  GB0001500809
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company's annual accounts           Mgmt          For                            For
       for the FYE 31 DEC 2008 and the associated
       reports of the Directors and the Auditors

2.     Declare a final dividend of 4.0p per ordinary             Mgmt          For                            For
       share for the FYE 31 DEC 2008

3.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report for the FYE 31 DEC 2008

4.     Elect Mr. Ann Grant as a Director                         Mgmt          For                            For

5.     Elect Mr. Ian Springett as a Director                     Mgmt          For                            For

6.     Re-elect Mr. Paul McDade as a Director                    Mgmt          For                            For

7.     Re-elect Mr. Patrick Plunkett as a Director               Mgmt          Against                        Against

8.     Re-appoint Deloitte LLP as the Auditors of the            Mgmt          For                            For
       Company until the conclusion of the next AGM
       of the Company and authorize the Directors
       of the Company to determine their remuneration

9.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 100,000,000 to GBP
       110,000,000 by the creation of an additional
       100,000,000 ordinary shares of 10p each having
       the rights attached to the ordinary shares
       of 10p each set out in the Articles of Association
       of the Company and ranking pari passu in all
       respects with the existing ordinary shares
       of 10p each in the capital of the Company

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority, for the purpose of
       Section 80 of the Companies Act 1985 [the Act],
       to allot relevant securities [within the meaning
       of that Section] up to an aggregate nominal
       amount of GBP 26,693,653; [Authority expires
       the earlier at the conclusion of the next AGM
       in 2010 or on 30 JUN 2010]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement notwithstanding that the authority
       conferred by this resolution has expired

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the Resolution 10, pursuant to Section 95
       of the Companies Act 1985 [as amended] [the
       Act], in substitution for any existing power
       under Section 95 of the Act, but without prejudice
       to the exercise of any such power prior to
       the date hereof, to allot equity securities
       [Section 94(2) to Section 94(3A) of the Act]
       for cash, pursuant to the authority under the
       Section 80 of the Act conferred on the Directors
       by Resolution 10, disapplying the statutory
       pre-emption rights [Section 89(1) of the Act],
       provided that this power shall be limited to
       the allotment of equity securities: a) in connection
       with or pursuant to a rights issue, open offer
       or any other offer or issue of such securities
       in favor of ordinary shareholders; b) up to
       an aggregate nominal amount of GBP 4,004,047;
       [Authority expires the earlier at the conclusion
       of the next AGM in 2010 or on 30 JUN 2010];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry; this power applies to in relation
       to sale of shares which is an allotment of
       equity securities by virtue of Section 94(3A)
       of the Act as if in this resolution the words
       'pursuant to the authority under Section 80
       of the Act conferred on the Directors by Resolution
       10 were omitted

S.12   Authorize the Company to hold general meetings            Mgmt          Against                        Against
       [other than an annual general meetings] on
       no less than 14 Clear Days notice; and [Authority
       expires at the conclusion of the AGM of the
       Company held in 2010 or 30 JUN 2010]

S.13   Amend, with effect from 12.01 a.m. on 01 OCT              Mgmt          For                            For
       2009: the Articles of Association of the Company
       by deleting all of the provisions of the Company's
       Memorandum of Association which, by virtue
       of Section 28 of the Companies Act 2006, are
       to be treated as part of the Company's Articles
       of Association; the Articles of Association
       of the Company by deleting all provisions referred
       to in Paragraph 42 of Schedule 2 of the Companies
       Act 2006 [Commencement No.8 Transitional Provisions
       and Savings] Order 2008 [Statutory Instrument
       2008 No.2860]; and the Articles of Association
       of the Company produced at the meeting, market
       'A' and initialed by the Chairman of the purposes
       of identification, be adopted as the Articles
       of Association of the Company in substitution
       for, and to the exclusion of the Articles of
       Association of the Company existing at that
       date




--------------------------------------------------------------------------------------------------------------------------
 UBE INDUSTRIES,LTD.                                                                         Agenda Number:  701994027
--------------------------------------------------------------------------------------------------------------------------
        Security:  J93796100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3158800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Adopt Reduction
       of         Liability System for Outside Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Appoint an Outside Substitute Corporate Auditor           Mgmt          For                            For

6      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 UNIBAIL-RODAMCO, PARIS                                                                      Agenda Number:  701855566
--------------------------------------------------------------------------------------------------------------------------
        Security:  F95094110
    Meeting Type:  EGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  FR0000124711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Receive the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Receive the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 5.50 per Share

O.4    Approve transfer from distributable dividends             Mgmt          For                            For
       and premium account to shareholders for an
       amount of EUR 2 per Share

O.5    Receive the auditors special report regarding             Mgmt          For                            For
       related-party transactions

O.6    Re-elect Ms. Mary Harris as a Supervisory Board           Mgmt          For                            For
       member

O.7    Re-elect Mr. Jean- Louis Laurens as a Supervisory         Mgmt          For                            For
       Board Member

O.8    Re-elect Alec Pelmore as a Supervisory Board              Mgmt          For                            For
       member

O.9    Re-elect Mr. M.F.W. Van Oordt as a Supervisory            Mgmt          For                            For
       Board Member

O.10   Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       issued share capital

E.11   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.12   Grant authority, issuance of equity or equity-linked      Mgmt          For                            For
       securities with preemptive rights up to aggregate
       nominal amount of EUR 75 Million

E.13   Grant authority, issuance of equity or equity-            Mgmt          For                            For
       linked securities without preemptive rights
       up to aggregate nominal amount of EUR 47 million

E.14   Authorize the Board to increase capital in the            Mgmt          For                            For
       event of additional demand related to delegation
       submitted to shareholder vote under items 12
       and 13

E.15   Grant authority, capital increase of up to 10%            Mgmt          For                            For
       of issued capital for future acquisitions

E.16   Grant authority, capitalization of reserves               Mgmt          For                            For
       of up to EUR 100 million for bonus issue or
       increase in par value

E.17   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.18   Approve Stock Purchase Plan reserved for international    Mgmt          For                            For
       employees

E.19   Grant authority, up to 3% of issued capital               Mgmt          For                            For
       for use in Stock Option Plan

E.20   Amend Article 10.1 of Bylaws re: Management               Mgmt          For                            For
       Board composition

E.21   Approve to transform Company into a European              Mgmt          For                            For
       Company

E.22   Approve to change Company name to Unibail Rodamco         Mgmt          Abstain                        Against
       SE, pursuant to adoption of item 21

E.23   Adopt new Articles of Association, subject to             Mgmt          For                            For
       approval of item 21

E.24   Authorize transfer of outstanding authorizations          Mgmt          For                            For
       granted  to Management Board to new Management
       Board, subject to approval of Item 21 above
       ordinary business

O.25   Re-elect, subject to approval of items 21 and             Mgmt          For                            For
       23 above, Mr. M. Robert F. W. Van Oordt as
       a Supervisory Board Member

O.26   Re-elect, subject to approval of items 21 and             Mgmt          For                            For
       23 above, Mr. Francois Jaclot as a Supervisory
       Board member

O.27   Elect Mr. Jacques Dermagne as a Supervisory               Mgmt          For                            For
       Board member, subject to approval of Items
       21 and 23 above

O.28   Elect Mr. Henri Moulard as a Supervisory Board            Mgmt          For                            For
       member, subject to approval of Items 21 and
       23 above

O.29   Elect Mr. Yves Lyon-Caen as a Supervisory Board           Mgmt          For                            For
       member, Subject to approval of Items 21 and
       23 above

O.30   Elect Mr. Jean- Louis Laurens as a Supervisory            Mgmt          For                            For
       Board Member, subject to approval of Items
       21 and 23 above

O.31   Elect Mr. Frans J. G. M. Cremers as a Supervisory         Mgmt          For                            For
       Board member, subject to approval of Items
       21 and 23 above

O.32   Elect Mr. Robert Ter Haar as a Supervisory Board          Mgmt          For                            For
       member, subject to approval of Items 21 and
       23 above

O.33   Elect Mr. Bart R. Okkens as a Supervisory Board           Mgmt          For                            For
       Member, subject to approval of Items 21 and
       23 above

O.34   Elect Mr. Jos W. B. Westerburgen as a Supervisory         Mgmt          For                            For
       Board member, subject to approval of Items
       21 and 23 above

O.35   Elect Ms. Mary Harris as a Supervisory Board              Mgmt          For                            For
       member, subject to approval of Items 21 and
       23 above

O.36   Elect Mr. Alec Pelmore as a Supervisory Board             Mgmt          For                            For
       member, subject to approval of Items 21 and
       23 above

O.37   Approve the remuneration of Supervisory Board             Mgmt          For                            For
       members in the aggregate amount of EUR 875,000

O.38   Re-appoint Ernst Young audit, Deloitte Marque             Mgmt          For                            For
       and Gendrot SA as the Auditors, and Barbier
       Frinault et Autres, and Mazars and Guerard
       as the Deputy Auditors

O.39   Approve the filing of required documents/ other           Mgmt          For                            For
       formalities

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE AND MEETING TIME. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UNICHARM CORPORATION                                                                        Agenda Number:  701996920
--------------------------------------------------------------------------------------------------------------------------
        Security:  J94104114
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3951600000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNIQA VERSICHERUNGEN AG, WIEN                                                               Agenda Number:  701932887
--------------------------------------------------------------------------------------------------------------------------
        Security:  A90015131
    Meeting Type:  OGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  AT0000821103
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of the annual statement          Mgmt          No Action
       of accounts of the Company and corporate group
       with the report of the Management Board and
       the report of the Supervisory Board; the Management
       Board regarding the usage of net profits

2.     Approve the appropriation of net profits                  Mgmt          No Action

3.     Approve the activities undertaken by the Members          Mgmt          No Action
       of the Management Board and the Members of
       the Supervisory Board

4.     Approve the remuneration for the Supervisory              Mgmt          No Action
       Board

5.     Elect the balance sheet Auditor for the Company           Mgmt          No Action
       and corporate group

6.     Elect the Supervisory Board                               Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 VOESTALPINE AG                                                                              Agenda Number:  701625230
--------------------------------------------------------------------------------------------------------------------------
        Security:  A9101Y103
    Meeting Type:  AGM
    Meeting Date:  02-Jul-2008
          Ticker:
            ISIN:  AT0000937503
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report                                 Mgmt          For                            For

2.     Approve to allocation of the net income                   Mgmt          For                            For

3.     Approve the actions of the Board of Directors             Mgmt          For                            For

4.     Approve the actions of the Supervisory Board              Mgmt          For                            For

5.     Elect the Auditors                                        Mgmt          For                            For

6.A    Authorize the Board of Directors to repurchase            Mgmt          For                            For
       Company, Company shares up to 10% of the Company's
       capital within 30 months

6.B    Approve the authorization to sell shares on               Mgmt          For                            For
       markets other than the stock market

6.C    Authorize the Board of Directors to withdraw              Mgmt          For                            For
       16.443.900 [EUR 29.875.620,45] shares




--------------------------------------------------------------------------------------------------------------------------
 WEIR GROUP PLC, GLASGOW                                                                     Agenda Number:  701886662
--------------------------------------------------------------------------------------------------------------------------
        Security:  G95248137
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  GB0009465807
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report and financial statements     Mgmt          For                            For

2.     Approve final dividend of 13.85 pence per ordinary        Mgmt          For                            For
       share

3.     Approve the Remuneration Committee Report                 Mgmt          For                            For

4.     Elect Mr. John Mogford as a Director                      Mgmt          For                            For

5.     Elect Mr. Richard Menell as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Michael Dearden as a Director                Mgmt          For                            For

7.     Re-elect Mr. Lord Robertson as a Director                 Mgmt          For                            For

8.     Re-elect Professor Ian Percy as a Director                Mgmt          For                            For

9.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For

10.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

11.    Grant authority to issue of equity  or equity-linked      Mgmt          For                            For
       securities with  pre-emptive rights up to aggregate
       nominal amount of GBP 8,750,000

S.12   Grant authority to issue of equity  or equity-linked      Mgmt          For                            For
       securities  without pre-emptive rights up to
       aggregate nominal amount of GBP 1,310,000

S.13   Grant authority up to GBP 2,620,000 for market            Mgmt          For                            For
       purchase

S.14   Grant authority for the general meetings, other           Mgmt          Against                        Against
       than the Company's AGM, may be called on 14
       clear days' notice




--------------------------------------------------------------------------------------------------------------------------
 WILMAR INTERNATIONAL LTD                                                                    Agenda Number:  701878867
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9586L109
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1T56930848
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 DEC 2008 and the reports of the Directors
       and Auditors thereon

2.     Approve the payment of a final tax exempt [one-tier]      Mgmt          For                            For
       dividend of SGD 0.045 per ordinary share for
       the YE 31 DEC 2008

3.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       360,000 for the YE 31 DEC 2008 [2006: SGD 150,000]

4.     Re-elect Mr. Kuok Khoon Hong as a Director                Mgmt          Against                        Against

5.     Re-elect Mr. Yeo Teng Yang as a Director who              Mgmt          For                            For
       retires under Article 104

6.     Re-elect Mr. Tay Kah Chye as a Director who               Mgmt          For                            For
       retires under Article 104

7.     Re-elect Mr. Kwah Thiam Hock as a Director who            Mgmt          For                            For
       retires under Article 104

8.     Re-elect Mr. Kuok Khoon Ho as a Director who              Mgmt          Against                        Against
       retires under Article 108

9.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Directors to
       fix their remuneration

10.    Approve, for the renewal of the mandate for               Mgmt          For                            For
       the purposes of Chapter 9 of the Listing Manual
       of Singapore Exchange Securities Trading Limited,
       for the Company, its subsidiaries and associated
       Companies [within the meaning of the said Chapter
       9] or any of them to enter into transactions
       falling within the categories of Interested
       Person Transactions as set out in the Company's
       Addendum to Shareholders dated 02 APR 2009
       [being an addendum to the Annual Report of
       the Company for the FYE 31 DEC 2008 [the Addendum],
       with any party who is of the class or classes
       of interested persons described in the Addendum,
       provided that such transactions are carried
       out on normal commercial terms and will not
       be prejudicial to the interests of the Company
       and its minority shareholders and are in accordance
       with the procedures as set out in the Addendum
       [the IPT Mandate]; [authority expires until
       the next AGM of the Company is held or is required
       by law to be held]; and authorize the Directors
       of the Company and/or to do all such acts and
       things [including, without limitation, executing
       all such documents as may be required] as they
       and/or he may consider expedient or necessary
       or in the interests of the Company to give
       effect to the IPT Mandate and/or this resolution

11.    Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the Companies Act, Chapter
       50, and the listing rules of the Singapore
       Exchange Securities Trading Limited [the ''SGX-ST'']
       (including any supplemental measures thereto
       from time to time),to: issue shares in the
       capital of the Company whether by way of rights,
       bonus or otherwise; make or grant offers, agreements
       or options [collectively, Instruments] that
       might or would require shares to be issued
       or other transferable rights to subscribe for
       or purchase shares including but not limited
       to the creation and issue of warrants, debentures
       or other instruments convertible into shares;
       and issue additional Instruments arising from
       adjustments made to the number of Instruments
       previously issued, while the authority conferred
       by shareholders was in force, in accordance
       with the terms of issue of such Instruments,
       [notwithstanding that such authority conferred
       by shareholders may have ceased to be in force];
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and [notwithstanding the authority
       conferred by the shareholders may have ceased
       to be in force] issue shares in pursuance of
       any Instrument made or granted by the Directors
       while the authority was in force or any additional
       Instrument referred to in [a][iii] above provided
       always that the aggregate number of shares
       to be issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       does not exceed 50% of the issued shares [excluding
       treasury shares] in the capital of the Company,
       of which the aggregate number of shares [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       to be issued other than on a pro rata basis
       to shareholders of the Company does not exceed
       20% of the issued shares [excluding treasury
       shares] in the capital of the Company, and
       for the purpose of this resolution, the percentage
       of the issued shares shall be based on the
       number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this resolution is passed, after adjusting
       for: new shares arising from the conversion
       or exercise of convertible securities that
       have been approved or may be approved by shareholders
       from time to time; new shares arising from
       exercising share options or vesting of share
       awards outstanding or subsisting at the time
       of the passing resolution, provided the options
       or awards were granted in compliance with Part
       VIII of Chapter 8 of the Listing Manual of
       SGX-ST; and any subsequent bonus issue, consolidation
       or subdivision of the Company's shares; and
       [Authority expired earlier the conclusion of
       the next AGM or the date by which the next
       AGM of the Company is required by law to be
       held]

12.    Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options from time to time in accordance
       with the provisions of the Wilmar Executives'
       Share Option Scheme [the ''Option Scheme'']
       and, pursuant to Section 161 of the Companies
       Act, Chapter 50, to allot and issue from time
       to time such number of shares in the capital
       of the Company as may be required to be issued
       pursuant to the exercise of options granted
       [while the authority conferred by this resolution
       is in force] under the Option Scheme, notwithstanding
       that the authority conferred by this resolution
       may have ceased to be in force, provided that
       the aggregate number of shares to be issued
       pursuant to the Option Scheme and all other
       share-based incentive schemes of the Company
       [if any] shall not exceed 15% of the total
       number of issued shares [excluding treasury
       shares] of the capital of the Company from
       time to time, as determined in accordance with
       the provisions of the Option Scheme

13.    Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to the provisions of the Listing Manual of
       the Singapore Exchange Securities Trading Limited
       [ the "SGX-ST"] [including the supplemental
       measures thereto from time to time] to- (i)
       undertake placements of new shares on a pro
       rata basis priced at a discount exceeding 10%
       but not more than 20% to the weighted average
       price for trades done on the SGX-ST for the
       full market day on which the placement or subscription
       agreement is signed, or based on the trades
       done on the preceding market day up to the
       time the placement agreement is signed in the
       event that the trading in the Company's shares
       is not available for a full market day; [Authority
       expires whichever is earlier at the conclusion
       of the next AGM or the date by which the next
       AGM of the Company or 31 DEC 2010]




--------------------------------------------------------------------------------------------------------------------------
 WILMAR INTERNATIONAL LTD                                                                    Agenda Number:  701878982
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9586L109
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1T56930848
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, clause in the Memorandum of Association            Mgmt          For                            For
       of the Company in the manner and to the extent
       as specified

S.2    Adopt, regulations of the Company contained               Mgmt          For                            For
       in the new Articles of Association of the Company
       as specified and submitted to this Meeting
       be approved and adopted as the Articles of
       Association of the Company in substitution
       for, and to the exclusion of, the existing
       Articles of Association of the Company




--------------------------------------------------------------------------------------------------------------------------
 WILMAR INTERNATIONAL LTD                                                                    Agenda Number:  701879009
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9586L109
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1T56930848
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Wilmar Executives Share Option Scheme           Mgmt          For                            For
       2009 the rules as specified, authorize the
       Directors of the Company to establish and administer
       the Option Scheme; to modify and/or amend the
       option scheme from time to time provided that
       such modifications and/or amendments are effected
       in accordance with the provisions of the option
       Scheme and to do all such acts and to enter
       into all such transactions, arrangements and
       agreements as may be necessary or expedient
       in order to give full effect to the option
       scheme; and to offer and grant option(s) in
       accordance with the rules of the Option Scheme
       and to allot and issue from time to time such
       number of shares in the capital of the Company
       as may be required to be issued pursuant to
       the exercise of the option(s) under the option
       scheme

2.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and contingent upon the passing of ordinary
       resolution 1, to offer and grant option(s)
       in accordance with the rules of the option
       scheme with exercise prices set at a discount
       to the Market Price, provided that such discount
       does not exceed the relevant limits set by
       Singapore Exchange Securities Trading Limited

3.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of ordinary resolution 1, the participation
       of Mr. Kuok Khoon Hong, a controlling shareholder
       of the Company, in the Option Scheme

4.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of ordinary resolution 1, the participation
       of Mr. Martua Sitorus, a controlling shareholder
       of the Company, in the option scheme

5.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of ordinary resolutions 1, 2 and 3
       to offer and grant to Mr. Kuok Khoon Hong,
       a controlling shareholder of the Company, of
       option(s) pursuant to and in accordance with
       the rules of the Option Scheme on the following
       terms as specified; and authorize the Directors
       to allot and issue shares upon the exercise
       of such option; proposed date of grant of option:
       any time within a period of 4 weeks from the
       date of the EGM; number of shares comprised
       in the proposed option: 1,000,000 shares subject
       to rule 6 of the option scheme; exercise price
       per share: market price; exercise period: exercisable
       at any time after the first anniversary of
       the date of grant and up to the 5th anniversary
       of the date of grant

6.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of ordinary resolutions 1, 2 and 4
       the proposed offer and grant to Mr. Martua
       Sitorus, a controlling shareholder of the Company,
       of option pursuant to and in accordance with
       the rules of the option scheme as specified;
       and the authorize the Directors to allot and
       issue Shares upon the exercise of such option;
       proposed date of grant of option: any time
       within a period of 4 weeks from the date of
       the EGM; number of shares comprised in the
       proposed option: 800,000 shares subject to
       rule 6 of the option scheme; exercise price
       per share: market price; exercise period: exercisable
       at any time after the 1st anniversary of the
       date of grant and up to the 5th anniversary
       of the date of grant




--------------------------------------------------------------------------------------------------------------------------
 WILMAR INTERNATIONAL LTD                                                                    Agenda Number:  701879011
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9586L109
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1T56930848
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Share Purchase Committee, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Act], to purchase or otherwise acquire issued
       ordinary shares of the Company [the Shares]
       not exceeding in aggregate the prescribed limit
       [means 10% of the total number of issued Shares
       excluding Treasury Shares as at the date of
       the passing of this Ordinary Resolution], at
       such price or prices as may be determined by
       the Share Purchase Committee from time to time
       up to the Maximum Price [in relation to a Share
       to be purchased, means an amount [excluding
       brokerage, stamp duties, commission, applicable
       goods and services tax and other related expenses]
       not exceeding: [i] in the case of an On-Market
       Share Purchase, 105% of the Average Closing
       Price; and in the case of an Off-Market Share
       Purchase, 120% of the Average Closing Price
       [the average of the closing market prices of
       a Share over the last 5 Market Days [Market
       Day being a day on which the SGX-ST is open
       for securities trading], on which transactions
       in the Shares were recorded, immediately preceding
       the date of making the On- Market Share Purchase
       or, as the case may be, the date of making
       an announcement for an offer pursuant to the
       Off-Market Share Purchase, and deemed to be
       adjusted for any corporate action that occurs
       after the relevant 5 Market Days], whether
       by way of: [i] on-market purchases [each an
       On-Market Share Purchase] on the Singapore
       Exchange Securities Trading Limited [the SGX-ST];
       and/or [ii] off-market purchases [each an Off-Market
       Share Purchase] effected in accordance with
       any equal access scheme[s] as may be determined
       or formulated by the Share Purchase Committee
       as they may consider fit, which scheme[s] shall
       satisfy all the conditions prescribed by the
       Act, and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       as may for the time being be applicable, and
       approved generally and unconditionally [the
       Share Purchase Mandate]; and authorize the
       Directors of the Company and/or each of them
       to complete and do all such acts and things
       as they and/or he may consider necessary, desirable,
       expedient, incidental or in the interests of
       the Company to give effect to the transactions
       contemplated and/or authorized by this ordinary
       resolution; [Authority expires at the earlier
       of: i] the date on which the next AGM of the
       Company is held or ii] the date by which the
       next AGM of the Company is required by law
       to be held or iii] the date on which the purchase
       of Shares by the Company pursuant to the Share
       Purchase Mandate is carried out to the full
       extent mandated]




--------------------------------------------------------------------------------------------------------------------------
 WOOLWORTHS LTD                                                                              Agenda Number:  701743836
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q98418108
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2008
          Ticker:
            ISIN:  AU000000WOW2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the financial report              Non-Voting    No vote
       of the Company and the reports of the Directors
       and the Auditor for the financial period ended
       29 JUN 2008

2.     Adopt, the remuneration report [which form part           Mgmt          For                            For
       of the Directors' report] for the FYE 29 JUN
       2008

3.A    Re-elect Dr. Roderick Sheldon Deane as a Director,        Mgmt          For                            For
       who retires by rotation in accordance with
       Article 10.3 of the Company's Constitution

3.B    Re-elect Mr. Leon Michael L'Huillier as a Director,       Mgmt          For                            For
       who retires by rotation in accordance with
       Article 10.3 of the Company's Constitution

4.A    Approve to grant the options or performance               Mgmt          For                            For
       rights or combination of both to the Group
       Managing Director and Chief Executive Officer
       of the Company, Mr. Michael Gerard Luscombe,
       under the Woolworths Long Terms Incentive Plan
       [Plan], as specified, for all purposes including
       for the purpose of ASX Listing Rule 10.14

4.B    Approve to grant the options or performance               Mgmt          For                            For
       rights or combination of both to the Finance
       Director, Mr. Thomas William Pockett, under
       the Plan, as specified, for all purposes including
       for the purpose of ASX Listing Rule 10.14




--------------------------------------------------------------------------------------------------------------------------
 YARA INTERNATIONAL ASA, OSLO                                                                Agenda Number:  701903812
--------------------------------------------------------------------------------------------------------------------------
        Security:  R9900C106
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  NO0010208051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect Mr. Harald Arnkv.rn as a Chairperson of             Mgmt          For                            For
       the Meeting and a person to co-sign the minutes
       of the General Meeting

2.     Approve a dividend of NOK 4.50 per share                  Mgmt          For                            For

3.     Approve the guidelines for the remuneration               Mgmt          For                            For
       of the Members of the Executive Management

4.     Elect the Member of the Board                             Mgmt          For                            For

5.     Approve the remuneration to the Auditor at NOK            Mgmt          For                            For
       2,500,000

6.     Approve the following remuneration for the Board          Mgmt          For                            For
       Members: Chairman of the Board: NOK 410,000
       [unchanged], Members of the Board: NOK 235,000
       [unchanged]; to the Members of the Compensation
       Committee: NOK 5,500 per meeting [unchanged];
       to the Members of the Audit Committee: Chairman
       of the Audit Committee: NOK 85,000 [unchanged],
       Members of the Audit Committee: NOK 70,000
       [unchanged]; to the Deputy Representatives
       to the Board: NOK 7,500 per meeting [unchanged]

7.     Approve to determine the remuneration to the              Mgmt          For                            For
       Members of the Nomination Committee at NOK
       4,500 per meeting [unchanged]

8.     Approve to reduce the share capital of the Company        Mgmt          For                            For
       by NOK 4,663,846 from NOK 495,678,107 to NOK
       491,014,261 by means of the cancellation of
       1,750,000 own shares and the redemption of
       993,439 shares, owned on behalf of the Norwegian
       State by the Ministry of Trade and Industry,
       for a payment of the sum of NOK 239,593,761
       with the addition of interest to the State
       represented by the Ministry of Trade and Industry;
       this sum represents the average share price
       for the buyback of own shares in the market;
       a transfer from the share premium fund of NOK
       237,904,914 will cover the portion of the sum
       paid out that exceeds the nominal value of
       the shares; in addition NOK 419,083,205 will
       be transferred from the share premium fund
       to retained earnings; this amount equals the
       amount by which retained earnings was reduced
       when own shares were acquired in the market;
       with effect from the implementation of the
       capital reduction through registration in the
       Register of Business Enterprises, Article 4
       of the Company's Articles of Association will
       be amended

9.     Authorize the Board, for a period of 12 months,           Mgmt          For                            For
       to let the Company acquire up to 5 % [14,441,595
       shares] of the total shares of Yara International
       ASA with a total nominal value of NOK 24,550,712
       in the open market and from the Norwegian State;
       such purchases shall be at such times and at
       such prices as the Board determines from time
       to time, provided however, that the purchase
       price per share shall not be less than NOK
       10 nor more than NOK 1000; shares acquired
       pursuant to this proxy can be used for cancellation,
       or, according to decision by the Board of Directors,
       as consideration in commercial transactions;
       [Authority is valid from 07 MAY 2009 until
       6 MAY 2010]; if the Board decides that shares
       acquired pursuant to this authorization shall
       be used for capital reduction by cancellation
       of shares; it is a precondition for the Board
       that the States ownership [presently 36.21%]
       is not altered as a result of this

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN BLOCKING STATUS. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.



PowerShares DWA Emerging Markets Technical Leaders Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ALUMINUM CORPORATION OF CHINA LIMITED                                                       Agenda Number:  933074534
--------------------------------------------------------------------------------------------------------------------------
        Security:  022276109
    Meeting Type:  Annual
    Meeting Date:  26-May-2009
          Ticker:  ACH
            ISIN:  US0222761092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1     TO CONSIDER AND APPROVE THE REPORT OF DIRECTORS           Mgmt          For                            For
       OF THE COMPANY FOR THE YEAR ENDED 31 DECEMBER
       2008.

A2     TO CONSIDER AND APPROVE THE REPORT OF THE SUPERVISORY     Mgmt          For                            For
       COMMITTEE OF THE COMPANY FOR THE YEAR ENDED
       31 DECEMBER 2008.

A3     TO CONSIDER AND APPROVE THE REPORT OF INDEPENDENT         Mgmt          For                            For
       AUDITOR AND AUDITED FINANCIAL STATEMENTS OF
       THE GROUP AND OF THE COMPANY.

A4     TO CONSIDER AND APPROVE THE NON PAYMENT OF A              Mgmt          For                            For
       FINAL DIVIDEND FOR THE YEAR ENDED 31 DECEMBER
       2008.

A5     TO CONSIDER AND APPOINT MR. XIONG WEIPING AS              Mgmt          For                            For
       AN EXECUTIVE DIRECTOR OF THE 3RD SESSION OF
       THE BOARD OF THE COMPANY.

A6     TO CONSIDER AND APPROVE THE REMUNERATION STANDARD         Mgmt          For                            For
       FOR DIRECTORS AND SUPERVISORS OF THE COMPANY
       FOR 2009.

A7     TO CONSIDER AND APPROVE THE RENEWAL OF ONE-YEAR           Mgmt          Abstain                        Against
       LIABILITY INSURANCE FOR DIRECTORS, SUPERVISORS
       AND SENIOR MANAGEMENT.

A8     APPROVE THE RE-ELECTION OF PRICEWATERHOUSECOOPERS,        Mgmt          For                            For
       HONG KONG CERTIFIED PUBLIC ACCOUNTANTS, AS
       COMPANY'S INDEPENDENT AUDITORS.

A9     PROPOSALS PUT FORWARD AT SUCH MEETING BY ANY              Mgmt          Against                        Against
       SHAREHOLDER(S) HOLDING 3 PER CENT OR MORE OF
       SHARES CARRYING RIGHT TO VOTE.

A10    TO CONSIDER AND APPROVE THE PROPOSED AMENDMENTS           Mgmt          For                            For
       TO THE ARTICLES OF ASSOCIATION OF THE COMPANY.

A11    TO CONSIDER AND APPROVE THE MANDATE ON AUTHORISING        Mgmt          For                            For
       THE BOARD OF DIRECTORS TO ISSUE H SHARES OF
       THE COMPANY.

A12    TO CONSIDER AND APPROVE THE MANDATE ON AUTHORISING        Mgmt          For                            For
       THE BOARD OF DIRECTORS TO REPURCHASE H SHARES
       OF THE COMPANY.

A13    TO CONSIDER AND APPROVE THE PROPOSAL FOR THE              Mgmt          For                            For
       COMPANY TO ISSUE SHORT-TERM BILLS.

A14    TO CONSIDER AND APPROVE THE PROPOSAL FOR THE              Mgmt          For                            For
       COMPANY TO ISSUE MEDIUM-TERM NOTES.

C1     TO CONSIDER AND APPROVE THE MANDATE ON AUTHORISING        Mgmt          For                            For
       THE BOARD OF DIRECTORS TO REPURCHASE H SHARES
       OF THE COMPANY. CUT-OFF 5/18/09




--------------------------------------------------------------------------------------------------------------------------
 ALUMINUM CORPORATION OF CHINA LIMITED                                                       Agenda Number:  933091150
--------------------------------------------------------------------------------------------------------------------------
        Security:  022276109
    Meeting Type:  Annual
    Meeting Date:  26-May-2009
          Ticker:  ACH
            ISIN:  US0222761092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S15    TO CONSIDER AND APPROVE THE PROPOSED AMENDMENT            Mgmt          For                            For
       TO ARTICLE 13 OF THE ARTICLES OF ASSOCIATION
       OF THE COMPANY.




--------------------------------------------------------------------------------------------------------------------------
 CELLCOM ISRAEL LTD                                                                          Agenda Number:  932938408
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2196U109
    Meeting Type:  Consent
    Meeting Date:  18-Aug-2008
          Ticker:  CEL
            ISIN:  IL0011015349
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: AMI EREL                            Mgmt          Against                        Against

1B     ELECTION OF DIRECTOR: SHAY LIVNAT                         Mgmt          Against                        Against

1C     ELECTION OF DIRECTOR: RAANAN COHEN                        Mgmt          Against                        Against

1D     ELECTION OF DIRECTOR: AVRAHAM BIGGER                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: RAFI BISKER                         Mgmt          Against                        Against

1F     ELECTION OF DIRECTOR: SHLOMO WAXE                         Mgmt          For                            For

1G     ELECTION OF DIRECTOR: HAIM GAVRIELI                       Mgmt          Against                        Against

1H     ELECTION OF DIRECTOR: ARI BRONSHTEIN                      Mgmt          Against                        Against

02     APPROVAL OF THE GRANT OF LETTER OF EXEMPTION              Mgmt          For                            For
       AND INDEMNIFICATION TO OFFICE HOLDERS WHO ARE
       CONTROLLING SHAREHOLDERS.

03     APPROVAL OF THE AMENDMENT OF TERMS OF OUTSTANDING         Mgmt          For                            For
       OPTIONS HELD BY THE CHAIRMAN OF THE BOARD OF
       THE COMPANY.

04     REAPPOINTMENT OF SOMEKH CHAIKIN, AS INDEPENDENT           Mgmt          For                            For
       AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 CHINA MOBILE (HONG KONG) LIMITED                                                            Agenda Number:  933062616
--------------------------------------------------------------------------------------------------------------------------
        Security:  16941M109
    Meeting Type:  Annual
    Meeting Date:  19-May-2009
          Ticker:  CHL
            ISIN:  US16941M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE AND CONSIDER THE AUDITED FINANCIAL             Mgmt          For                            For
       STATEMENTS AND THE REPORTS OF THE DIRECTORS
       AND AUDITORS FOR THE YEAR.

02     TO DECLARE A FINAL DIVIDEND FOR THE YEAR ENDED            Mgmt          For                            For
       31 DECEMBER 2008.

3A     TO RE-ELECT WANG JIANZHOU AS A DIRECTOR.                  Mgmt          Against                        Against

3B     TO RE-ELECT ZHANG CHUNJIANG AS A DIRECTOR.                Mgmt          Against                        Against

3C     TO RE-ELECT SHA YUEJIA AS A DIRECTOR.                     Mgmt          Against                        Against

3D     TO RE-ELECT LIU AILI AS A DIRECTOR.                       Mgmt          Against                        Against

3E     TO RE-ELECT XU LONG AS A DIRECTOR.                        Mgmt          Against                        Against

3F     TO RE-ELECT MOSES CHENG MO CHI AS A DIRECTOR.             Mgmt          For                            For

3G     TO RE-ELECT NICHOLAS JONATHAN READ AS A DIRECTOR.         Mgmt          Against                        Against

04     TO RE-APPOINT MESSRS. KPMG AS AUDITORS AND TO             Mgmt          For                            For
       AUTHORISE THE DIRECTORS TO FIX THEIR REMUNERATION.

05     TO GIVE A GENERAL MANDATE TO THE DIRECTORS TO             Mgmt          For                            For
       REPURCHASE SHARES NOT EXCEEDING 10% OF THE
       AGGREGATE NOMINAL AMOUNT.

06     TO GIVE A GENERAL MANDATE TO DIRECTORS TO ISSUE,          Mgmt          For                            For
       ALLOT AND DEAL WITH ADDITIONAL SHARES NOT EXCEEDING
       20% OF NOMINAL AMOUNT.

07     TO EXTEND THE GENERAL MANDATE GRANTED TO THE              Mgmt          For                            For
       DIRECTORS TO ISSUE, ALLOT AND DEAL WITH SHARES
       BY THE NUMBER OF SHARES REPURCHASED.




--------------------------------------------------------------------------------------------------------------------------
 CREDICORP LTD.                                                                              Agenda Number:  933006721
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2519Y108
    Meeting Type:  Annual
    Meeting Date:  31-Mar-2009
          Ticker:  BAP
            ISIN:  BMG2519Y1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO CONSIDER AND APPROVE THE ANNUAL REPORT OF              Mgmt          For                            For
       THE COMPANY FOR THE FINANCIAL YEAR ENDED DECEMBER
       31, 2008.

02     TO CONSIDER AND APPROVE THE AUDITED CONSOLIDATED          Mgmt          For                            For
       FINANCIAL STATEMENTS OF THE COMPANY AND ITS
       SUBSIDIARIES FOR THE FINANCIAL YEAR ENDED DECEMBER
       31, 2008, INCLUDING THE REPORT OF THE INDEPENDENT
       AUDITORS OF THE COMPANY THEREON.

03     TO APPOINT THE EXTERNAL AUDITORS OF THE COMPANY           Mgmt          For                            For
       TO HOLD OFFICE UNTIL THE CONCLUSION OF THE
       NEXT ANNUAL GENERAL MEETING, IN ACCORDANCE
       WITH THE PROPOSAL AND RECOMMENDATION OF THE
       AUDIT COMMITTEE AND AUTHORIZATION BY THE BOARD
       OF DIRECTORS TO APPROVE THE AUDITOR FEES WHO
       IN TURN HAVE DELEGATED SUCH FUNCTION TO THE
       AUDIT COMMITTEE.




--------------------------------------------------------------------------------------------------------------------------
 MECHEL OPEN JOINT STOCK COMPANY                                                             Agenda Number:  932948461
--------------------------------------------------------------------------------------------------------------------------
        Security:  583840103
    Meeting Type:  Special
    Meeting Date:  03-Sep-2008
          Ticker:  MTL
            ISIN:  US5838401033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF AN INTERESTED PARTY TRANSACTION.              Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 MECHEL OPEN JOINT STOCK COMPANY                                                             Agenda Number:  932962396
--------------------------------------------------------------------------------------------------------------------------
        Security:  583840103
    Meeting Type:  Special
    Meeting Date:  27-Oct-2008
          Ticker:  MTL
            ISIN:  US5838401033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE FOLLOWING INTERRELATED TRANSACTIONS,      Mgmt          Abstain
       SUCH TRANSACTIONS BEING A MAJOR TRANSACTION:
       (I) THE UNDERWRITING AGREEMENT, (II) THE AGGREGATE
       OF ALL TRANSACTIONS FOR PLACEMENT OF THE COMPANY
       PREFERRED SHARES IN A PUBLIC OFFERING, INCLUDING
       THOSE BEING PLACED THROUGH PLACEMENT OF THE
       GDRS AND (III) THE AMENDED DEPOSIT AGREEMENT.

02     APPROVAL OF AN INTERESTED PARTY TRANSACTION.              Mgmt          Abstain




--------------------------------------------------------------------------------------------------------------------------
 NEW ORIENTAL EDUCATION & TECHNOLOGY                                                         Agenda Number:  933065662
--------------------------------------------------------------------------------------------------------------------------
        Security:  647581107
    Meeting Type:  Annual
    Meeting Date:  11-May-2009
          Ticker:  EDU
            ISIN:  US6475811070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE RESOLUTION AS SET OUT IN PARAGRAPH 1 OF               Mgmt          For
       THE NOTICE OF ANNUAL GENERAL MEETING REGARDING
       AMENDMENTS TO THE COMPANY'S 2006 SHARE INCENTIVE
       PLAN.

02     THE RESOLUTION AS SET OUT IN PARAGRAPH 2 OF               Mgmt          For
       THE NOTICE OF ANNUAL GENERAL MEETING REGARDING
       THE APPOINTMENT OF JOHN ZHUANG YANG AS AN INDEPENDENT
       DIRECTOR.




--------------------------------------------------------------------------------------------------------------------------
 PARTNER COMMUNICATIONS COMPANY LTD.                                                         Agenda Number:  933025719
--------------------------------------------------------------------------------------------------------------------------
        Security:  70211M109
    Meeting Type:  Special
    Meeting Date:  22-Apr-2009
          Ticker:  PTNR
            ISIN:  US70211M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     TO APPROVE THE RE-APPOINTMENT OF DR. MICHAEL              Mgmt          No vote
       ANGHET AS AN EXTERNAL DIRECTOR (DAHATZ) AND
       THAT NO CHANGE IS MADE TO HIS REMUNERATION
       OR TO THE PROVISIONS OF HIS DIRECTOR'S INDEMNIFICATION
       AND THE DIRECTOR'S INSURANCE POLICES. THIS
       ITEM IS SUBJECT TO THE ISRAELI REGULATIONS
       PROCEDURE, AS DECRIBED IN THE PROXY STATEMENT
       TO WHICH THIS VOTING CARD IS ATTACHED.

1B     INDICATE CONTROLLING INTEREST FOR ITEM 1A* *IF            Mgmt          No vote
       AN X IS NOT MARKED IN EITHER BOX, OR IF ANY
       X IS MARKED IN THE "YES" BOX AND THE SHAREHOLDER
       DOES NOT PROVIDE DETAIL, THE VOTE SHALL BE
       DISQUALIFIED. PLEASE INDICATE WHETHER OR NOT
       YOU HAVE A PERSONAL INTEREST, MARK "FOR" =
       YES OR "AGAINST" = NO.

02     TO APPROVE CERTAIN AMENDMENTS TO THE COMPANY'S            Mgmt          No vote
       2004 SHARE OPTION PLAN. THIS ITEM IS NOT SUBJECT
       TO THE ISRAELI REGULATIONS PROCEDURE.




--------------------------------------------------------------------------------------------------------------------------
 PETROCHINA COMPANY LIMITED                                                                  Agenda Number:  933050255
--------------------------------------------------------------------------------------------------------------------------
        Security:  71646E100
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  PTR
            ISIN:  US71646E1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO CONSIDER AND APPROVE THE REPORT OF THE BOARD           Mgmt          For                            For
       OF DIRECTORS OF THE COMPANY FOR THE YEAR 2008.

02     TO CONSIDER AND APPROVE THE REPORT OF THE SUPERVISORY     Mgmt          For                            For
       COMMITTEE OF THE COMPANY FOR THE YEAR 2008.

03     TO CONSIDER AND APPROVE THE AUDITED FINANCIAL             Mgmt          For                            For
       STATEMENTS OF THE COMPANY FOR THE YEAR 2008.

04     TO CONSIDER AND APPROVE THE DECLARATION AND               Mgmt          For                            For
       PAYMENT OF THE FINAL DIVIDENDS FOR THE YEAR
       ENDED DECEMBER 31, 2008 IN THE AMOUNT AND IN
       THE MANNER RECOMMENDED BY THE BOARD OF DIRECTORS.

05     TO CONSIDER AND APPROVE THE AUTHORISATION OF              Mgmt          For                            For
       THE BOARD OF DIRECTORS TO DETERMINE THE DISTRIBUTION
       OF INTERIM DIVIDENDS.

06     APPOINTMENT OF PRICEWATERHOUSECOOPERS AS INTERNATIONAL    Mgmt          For                            For
       AUDITORS AND PRICEWATERHOUSECOOPERS ZHONG TIAN
       CPAS LIMITED COMPANY, CERTIFIED PUBLIC ACCOUNTANTS
       AS DOMESTIC AUDITORS FOR 2009.

07     TO CONSIDER AND APPROVE, BY WAY OF SPECIAL RESOLUTION,    Mgmt          For                            For
       A GENERAL MANDATE TO THE BOARD OF DIRECTORS
       TO SEPARATELY OR CONCURRENTLY ISSUE, ALLOT
       AND DEAL WITH ADDITIONAL DOMESTIC SHARES &
       COMPANY SHARES AND OVERSEAS LISTED FOREIGN
       SHARES IN THE COMPANY NOT EXCEEDING 20% OF
       EACH OF ITS EXISTING DOMESTIC SHARES.

08     CONSIDER AND APPROVE, TO GRANT A GENERAL MANDATE          Mgmt          For                            For
       TO ISSUE DEBT FINANCING INSTRUMENTS IN AGGREGATE
       PRINCIPAL AMOUNT BY BOARD.

09     TO CONSIDER AND APPROVE THE ELECTION OF MR.               Mgmt          For                            For
       WANG DAOCHENG AS INDEPENDENT SUPERVISOR OF
       THE COMPANY.




--------------------------------------------------------------------------------------------------------------------------
 ROSTELECOM LONG DISTANCE & TELECOMM.                                                        Agenda Number:  933081820
--------------------------------------------------------------------------------------------------------------------------
        Security:  778529107
    Meeting Type:  Consent
    Meeting Date:  30-May-2009
          Ticker:  ROS
            ISIN:  US7785291078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE COMPANY'S ANNUAL REPORT, ANNUAL           Mgmt          For                            For
       FINANCIAL STATEMENTS, INCLUDING PROFIT AND
       LOSS STATEMENT OF THE COMPANY, AND DISTRIBUTION
       OF PROFITS AND LOSSES (INCLUDING DIVIDEND PAYMENT)
       UPON THE RESULTS OF THE REPORTING FISCAL YEAR
       (2008).

3A     ELECTION OF THE AUDIT COMMISSION OF THE COMPANY:          Mgmt          For                            For
       LYUDMILA ARZHANNIKOVA.

3B     ELECTION OF THE AUDIT COMMISSION OF THE COMPANY:          Mgmt          For                            For
       MIKHAIL BATMANOV.

3C     ELECTION OF THE AUDIT COMMISSION OF THE COMPANY:          Mgmt          For                            For
       SVETLANA BOCHAROVA.

3D     ELECTION OF THE AUDIT COMMISSION OF THE COMPANY:          Mgmt          For                            For
       BOGDAN GOLUBITSKY.

3E     ELECTION OF THE AUDIT COMMISSION OF THE COMPANY:          Mgmt          For                            For
       OLGA KOROLEVA.

04     APPROVAL OF ZAO KPMG AS THE EXTERNAL AUDITOR              Mgmt          For                            For
       OF THE COMPANY FOR 2009.

05     APPROVAL OF THE RESTATED CHARTER OF THE COMPANY.          Mgmt          For                            For

06     APPROVAL OF THE RESTATED REGULATIONS ON THE               Mgmt          For                            For
       GENERAL SHAREHOLDERS' MEETING OF THE COMPANY.

07     APPROVAL OF THE RESTATED REGULATIONS ON THE               Mgmt          For                            For
       BOARD OF DIRECTORS OF THE COMPANY.

08     APPROVAL OF THE AMENDMENTS NO. 1 TO THE REGULATIONS       Mgmt          For                            For
       ON THE MANAGEMENT BOARD OF THE COMPANY.

09     APPROVAL OF THE RELATED PARTY TRANSACTION SUBJECT-MATTER  Mgmt          Abstain                        Against
       OF WHICH IS THE ASSETS AND SERVICES WHOSE COST
       AMOUNTS TO MORE THAN TWO (2) PERCENT OF THE
       COMPANY'S BALANCE VALUE OF ASSETS PURSUANT
       TO THE COMPANY'S FINANCIAL STATEMENTS AS OF
       THE LAST REPORTING DATE, NAMELY THE PARTNERSHIP
       AGREEMENT BETWEEN ANO "ORGANIZING COMMITTEE
       OF THE XXII OLYMPIC WINTER GAMES AND XI PARALYMPIC
       WINTER GAMES OF 2014 IN SOCHI", OJSC "ROSTELECOM"
       AND OJSC "MEGAFON".

10     COMPENSATION TO THE MEMBERS OF THE BOARD OF               Mgmt          For                            For
       DIRECTORS FOR THEIR DUTIES AS MEMBERS OF THE
       COMPANY'S BOARD OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 ROSTELECOM LONG DISTANCE & TELECOMM.                                                        Agenda Number:  933120925
--------------------------------------------------------------------------------------------------------------------------
        Security:  778529107
    Meeting Type:  Annual
    Meeting Date:  30-May-2009
          Ticker:  ROS
            ISIN:  US7785291078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2A     ELECTION OF DIRECTOR: VLADIMIR BONDARIK, DEPUTY           Mgmt          No vote
       GENERAL DIRECTOR OF SVYAZINVEST.

2B     ELECTION OF DIRECTOR: ANTON KHOZYAINOV, DEPUTY            Mgmt          No vote
       GENERAL DIRECTOR - FINANCE DIRECTOR OF ROSTELECOM.

2C     ELECTION OF DIRECTOR: SERGEI KUZNETSOV, MEMBER            Mgmt          No vote
       OF INDEPENDENT DIRECTORS' NATIONAL REGISTER
       OF THE RUSSIAN UNION OF INDUSTRIALISTS AND
       ENTREPRENEURS.

2D     ELECTION OF DIRECTOR: MIKHAIL LESHCHENKO, ADVISER         Mgmt          No vote
       TO MINISTER OF COMMUNICATIONS AND MASS MEDIA
       OF RUSSIA.

2E     ELECTION OF DIRECTOR: ALEXEY LOKOTKOV, DEPUTY             Mgmt          No vote
       GENERAL DIRECTOR OF SVYAZINVEST.

2F     ELECTION OF DIRECTOR: KONSTANTIN MALOFEEV, MANAGING       Mgmt          No vote
       PARTNER OF MARCAP ADVISORS LIMITED.

2G     ELECTION OF DIRECTOR: MARLEN MANASOV, MEMBER              Mgmt          No vote
       OF THE BOARD OF DIRECTORS OF UBS BANK.

2H     ELECTION OF DIRECTOR: ALEXANDER PROVOTOROV,               Mgmt          No vote
       FIRST DEPUTY GENERAL DIRECTOR OF SVYAZINVEST.

2I     ELECTION OF DIRECTOR: IVAN RODIONOV, PROFESSOR            Mgmt          No vote
       OF STATE UNIVERSITY HIGHER SCHOOL OF ECONOMICS.

2J     ELECTION OF DIRECTOR: VIKTOR SAVCHENKO, DEPUTY            Mgmt          No vote
       GENERAL DIRECTOR OF SVYAZINVEST.

2K     ELECTION OF DIRECTOR: MAXIM TSYGANOV, GENERAL             Mgmt          No vote
       DIRECTOR OF CIT FINANCE INVESTMENT BANK.

2L     ELECTION OF DIRECTOR: YELENA UMNOVA, DEPUTY               Mgmt          No vote
       GENERAL DIRECTOR OF SVYAZINVEST.

2M     ELECTION OF DIRECTOR: YEVGENY YURCHENKO, GENERAL          Mgmt          No vote
       DIRECTOR OF SVYAZINVEST.




--------------------------------------------------------------------------------------------------------------------------
 SHANDA INTERACTIVE ENTERTAINMENT LIMITED                                                    Agenda Number:  932977537
--------------------------------------------------------------------------------------------------------------------------
        Security:  81941Q203
    Meeting Type:  Annual
    Meeting Date:  08-Dec-2008
          Ticker:  SNDA
            ISIN:  US81941Q2030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECT THE DIRECTOR FOR THE ENSUING YEAR: TIANQIAO         Mgmt          For                            For
       CHEN

1B     ELECT THE DIRECTOR FOR THE ENSUING YEAR: DANIAN           Mgmt          For                            For
       CHEN

1C     ELECT THE DIRECTOR FOR THE ENSUING YEAR: QIANQIAN         Mgmt          For                            For
       LUO

1D     ELECT THE DIRECTOR FOR THE ENSUING YEAR: JINGSHENG        Mgmt          For                            For
       HUANG

1E     ELECT THE DIRECTOR FOR THE ENSUING YEAR: CHENGYU          Mgmt          For                            For
       XIONG

1F     ELECT THE DIRECTOR FOR THE ENSUING YEAR: BRUNO            Mgmt          For                            For
       WU

1G     ELECT THE DIRECTOR FOR THE ENSUING YEAR: QUNZHAO          Mgmt          For                            For
       TAN

1H     ELECT THE DIRECTOR FOR THE ENSUING YEAR: GRACE            Mgmt          For                            For
       WU




--------------------------------------------------------------------------------------------------------------------------
 SINA CORPORATION                                                                            Agenda Number:  932938129
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81477104
    Meeting Type:  Annual
    Meeting Date:  08-Sep-2008
          Ticker:  SINA
            ISIN:  KYG814771047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PEHONG CHEN                                               Mgmt          For                            For
       LIP-BU TAN                                                Mgmt          For                            For
       YICHEN ZHANG                                              Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS          Mgmt          For                            For
       ZHONG TIAN CPAS LIMITED COMPANY AS THE INDEPENDENT
       AUDITORS OF THE COMPANY.

S3     APPROVAL OF THE AMENDMENT AND RESTATEMENT OF              Mgmt          For                            For
       AMENDED AND RESTATED ARTICLES OF ASSOCIATION.




--------------------------------------------------------------------------------------------------------------------------
 SOCIEDAD QUIMICA Y MINERA DE CHILE S.A.                                                     Agenda Number:  933054811
--------------------------------------------------------------------------------------------------------------------------
        Security:  833635105
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2009
          Ticker:  SQM
            ISIN:  US8336351056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     BALANCE SHEET, AUDITED FINANCIAL STATEMENTS,              Mgmt          For
       ANNUAL REPORT, REPORT OF THE ACCOUNTING INSPECTORS
       AND REPORT OF THE EXTERNAL AUDITORS FOR THE
       BUSINESS YEAR ENDED DECEMBER 31, 2008.

02     APPOINTMENT OF THE EXTERNAL AUDITORS AND ACCOUNTING       Mgmt          For
       INSPECTORS OF THE COMPANY FOR THE 2009 BUSINESS
       YEAR.

03     OPERATIONS REFERRED TO IN ARTICLE 44 OF LAW               Mgmt          For
       NO 18,046 ("LAW OF CORPORATIONS" OF CHILE).

04     INVESTMENT AND FINANCING POLICIES.                        Mgmt          For

05     NET INCOME FOR THE YEAR 2008, FINAL DIVIDEND              Mgmt          For
       DISTRIBUTION AND POLICY ON FUTURE DIVIDENDS.

06     EXPENSES OF THE BOARD OF DIRECTORS DURING THE             Mgmt          For
       2008 BUSINESS YEAR.

07     COMPENSATION FOR THE MEMBERS OF THE BOARD.                Mgmt          Abstain

08     ISSUES RELATED TO THE AUDIT AND DIRECTORS' COMMITTEES.    Mgmt          Abstain

09     OTHER MATTERS THAT MAY CORRESPOND IN ACCORDANCE           Mgmt          Against
       WITH THE LAW.




--------------------------------------------------------------------------------------------------------------------------
 SOLARFUN POWER HOLDINGS CO. LTD.                                                            Agenda Number:  932961661
--------------------------------------------------------------------------------------------------------------------------
        Security:  83415U108
    Meeting Type:  Annual
    Meeting Date:  29-Oct-2008
          Ticker:  SOLF
            ISIN:  US83415U1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RE-APPOINT DR. PHILIP COMBERG AND MR. JOHAN            Mgmt          For                            For
       VAN SPLUNTER AS DIRECTORS OF THE COMPANY, EACH
       TO CONTINUE TO HOLD OFFICE FOR A THREE-YEAR
       TERM BEGINNING WITH HIS RESPECTIVE ORIGINAL
       CONTRACT DATE OR UNTIL HIS SUCCESSOR IS ELECTED
       AND QUALIFIED. TO RE-APPOINT MR. ZHOUMIAO GAO
       AS A DIRECTOR OF THE COMPANY ON AN INTERIM
       BASIS.

02     TO APPROVE THE ADOPTION OF A REVISED 2007 EQUITY          Mgmt          Against                        Against
       INCENTIVE PLAN OF THE COMPANY (THE "REVISED
       2007 EQUITY INCENTIVE PLAN").

03     TO APPROVE THE APPOINTMENT OF ERNST & YOUNG               Mgmt          For                            For
       HUA MING AS INDEPENDENT AUDITORS OF THE COMPANY
       FOR THE YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                                      Agenda Number:  933094384
--------------------------------------------------------------------------------------------------------------------------
        Security:  881624209
    Meeting Type:  Annual
    Meeting Date:  22-Jun-2009
          Ticker:  TEVA
            ISIN:  US8816242098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE BOARD OF DIRECTORS' RECOMMENDATION         Mgmt          For                            For
       THAT THE CASH DIVIDEND FOR THE YEAR ENDED DECEMBER
       31, 2008, WHICH WAS PAID IN FOUR INSTALLMENTS
       AND AGGREGATED NIS 1.95 (APPROXIMATELY US$0.525,
       ACCORDING TO THE APPLICABLE EXCHANGE RATES)
       PER ORDINARY SHARE (OR ADS), BE DECLARED FINAL.

2A     ELECTION OF DIRECTOR: DR. PHILLIP FROST                   Mgmt          For                            For

2B     ELECTION OF DIRECTOR: ROGER ABRAVANEL                     Mgmt          For                            For

2C     ELECTION OF DIRECTOR: PROF. ELON KOHLBERG                 Mgmt          For                            For

2D     ELECTION OF DIRECTOR: PROF. YITZHAK PETERBURG             Mgmt          For                            For

2E     ELECTION OF DIRECTOR: EREZ VIGODMAN                       Mgmt          For                            For

03     TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF             Mgmt          For                            For
       PRICEWATERHOUSECOOPERS INTERNATIONAL LTD.,
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM UNTIL THE 2010 ANNUAL MEETING
       OF SHAREHOLDERS AND TO AUTHORIZE THE BOARD
       OF DIRECTORS TO DETERMINE THEIR COMPENSATION
       PROVIDED SUCH COMPENSATION IS ALSO APPROVED
       BY THE AUDIT COMMITTEE.




--------------------------------------------------------------------------------------------------------------------------
 XTL BIOPHARMACEUTICALS LTD.                                                                 Agenda Number:  932954565
--------------------------------------------------------------------------------------------------------------------------
        Security:  98386D109
    Meeting Type:  Special
    Meeting Date:  08-Oct-2008
          Ticker:  XTLB
            ISIN:  US98386D1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

EA1    TO APPROVE THE APPOINTMENT OF KENNETH J. ZUERBLIS         Mgmt          For                            For
       AS AN EXTERNAL DIRECTOR OF THE COMPANY AS DETAILED
       IN THE NOTICE.

EA2    TO APPROVE THE APPOINTMENT OF JENNIFER L. GOOD            Mgmt          For                            For
       AS AN EXTERNAL DIRECTOR OF THE COMPANY AS DETAILED
       IN THE NOTICE.

EB1    TO APPROVE THE REMUNERATION TERMS FOR KENNETH             Mgmt          Against                        Against
       J. ZUERBLIS AND JENNIFER L. GOOD, AS DETAILED
       IN THE NOTICE.

EB2    TO APPROVE THE REMUNERATION TERMS FOR SAMUEL              Mgmt          Against                        Against
       H. RUDMAN, AS DETAILED IN THE NOTICE.

EB3    TO APPROVE THE GRANT OF OPTIONS TO MICHAEL S.             Mgmt          For                            For
       WEISS, AS DETAILED IN THE NOTICE.

EB4    TO APPROVE THE GRANT OF OPTIONS TO BEN-ZION               Mgmt          For                            For
       WEINER, AS DETAILED IN THE NOTICE.

EB5    TO APPROVE THE REVISED REMUNERATION TERMS FOR             Mgmt          For                            For
       BEN-ZION WEINER AND WILLIAM J. KENNEDY, AS
       DETAILED IN THE NOTICE.



PowerShares Dynamic Asia Pacific Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares Dynamic Developed International Opportunities Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ACE LIMITED                                                                                 Agenda Number:  933057944
--------------------------------------------------------------------------------------------------------------------------
        Security:  H0023R105
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  ACE
            ISIN:  CH0044328745
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: MICHAEL G. ATIEH                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: MARY A. CIRILLO                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: BRUCE L. CROCKETT                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: THOMAS J. NEFF                      Mgmt          For                            For

2A     APPROVAL OF THE ANNUAL REPORT                             Mgmt          For                            For

2B     APPROVAL OF THE STATUTORY FINANCIAL STATEMENTS            Mgmt          For                            For
       OF ACE LIMITED

2C     APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS         Mgmt          For                            For

03     ALLOCATION OF DISPOSABLE PROFIT                           Mgmt          For                            For

04     DISCHARGE OF THE BOARD OF DIRECTORS                       Mgmt          For                            For

05     AMENDMENT OF ARTICLES OF ASSOCIATION RELATING             Mgmt          For                            For
       TO SPECIAL AUDITOR

6A     ELECTION OF PRICEWATERHOUSECOOPERS AG (ZURICH)            Mgmt          For                            For
       AS OUR STATUTORY AUDITOR UNTIL OUR NEXT ANNUAL
       ORDINARY GENERAL MEETING

6B     RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED     Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM PRICEWATERHOUSECOOPERS
       LLP

6C     ELECTION OF BDO VISURA (ZURICH) AS SPECIAL AUDITING       Mgmt          For                            For
       FIRM UNTIL OUR NEXT ANNUAL ORDINARY GENERAL
       MEETING

07     APPROVAL OF THE PAYMENT OF A DIVIDEND IN THE              Mgmt          For                            For
       FORM OF A DISTRIBUTION THROUGH A REDUCTION
       OF THE PAR VALUE OF OUR SHARES



PowerShares Dynamic Europe Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares Emerging Markets Infrastructure Portfolio
--------------------------------------------------------------------------------------------------------------------------
 CATERPILLAR INC.                                                                            Agenda Number:  933068860
--------------------------------------------------------------------------------------------------------------------------
        Security:  149123101
    Meeting Type:  Annual
    Meeting Date:  10-Jun-2009
          Ticker:  CAT
            ISIN:  US1491231015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DANIEL M. DICKINSON                                       Mgmt          For                            For
       DAVID R. GOODE                                            Mgmt          For                            For
       JAMES W. OWENS                                            Mgmt          For                            For
       CHARLES D. POWELL                                         Mgmt          For                            For
       JOSHUA I. SMITH                                           Mgmt          For                            For

02     RATIFY AUDITORS                                           Mgmt          For                            For

03     STOCKHOLDER PROPOSAL - ANNUAL ELECTION OF DIRECTORS       Shr           For                            Against

04     STOCKHOLDER PROPOSAL - DIRECTOR ELECTION MAJORITY         Shr           For                            Against
       VOTE STANDARD

05     STOCKHOLDER PROPOSAL - FOREIGN MILITARY SALES             Shr           Against                        For

06     STOCKHOLDER PROPOSAL - SIMPLE MAJORITY VOTE               Shr           For                            Against

07     STOCKHOLDER PROPOSAL - INDEPENDENT COMPENSATION           Shr           For                            Against
       CONSULTANT

08     STOCKHOLDER PROPOSAL - INDEPENDENT CHAIRMAN               Shr           For                            Against
       OF THE BOARD

09     STOCKHOLDER PROPOSAL - LOBBYING PRIORITIES                Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932983871
--------------------------------------------------------------------------------------------------------------------------
        Security:  204412209
    Meeting Type:  Special
    Meeting Date:  29-Dec-2008
          Ticker:  RIO
            ISIN:  US2044122099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE APPROVAL FOR THE PROTOCOL AND JUSTIFICATION           Mgmt          For                            For
       OF THE CONSOLIDARION OF MINERACAO ONCA PUMA
       S.A. INTO VALE PURSUANT TO ARTICLES 224 AND
       225 OF THE BRAZILIAN CORPORATE LAW.

02     TO RATIFY THE APPOINTMENT OF ACAL CONSULTORIA             Mgmt          For                            For
       E AUDITOR S/S, THE EXPERTS HIRED TO APPRAISE
       THE VALUE OF MINERACAO ONCA PUMA S.A.

03     TO DECIDE ON THE APPRAISAL REPORT, PREPARED               Mgmt          For                            For
       BY THE EXPERT APPRAISERS.

04     THE APPROVAL FOR THE CONSOLIDATION OF MINERACAO           Mgmt          For                            For
       ONCA PUMA S.A. INTO VALE, WITHOUT A CAPITAL
       INCREASE OR THE ISSUANCE OF NEW VALE SHARES.

05     TO RATIFY THE APPOINTMENT OF A MEMBER AND AN              Mgmt          Against                        Against
       ALTERNATE OF THE BOARD OF DIRECTORS, DULY NOMINATED
       DURING THE BOARD OF DIRECTORS MEETINGS HELD
       ON APRIL 17, 2008 AND MAY 21, 2008 IN ACCORDANCE
       WITH SECTION 10 OF ARTICLE 11 OF VALE'S BY-LAWS.

06     AMEND ARTICLE 1 OF VALE'S BY-LAWS TO REPLACE              Mgmt          For                            For
       THE ACRONYM "CVRD" FOR "VALE" IN ACCORDANCE
       WITH THE NEW GLOBAL BRAND UNIFICATION.

07     TO ADJUST ARTICLES 5 AND 6 OF VALE'S BY-LAWS              Mgmt          For                            For
       TO REFLECT THE CAPITAL INCREASE RESOLVED IN
       THE BOARD OF DIRECTORS MEETINGS HELD ON JULY
       22, 2008 AND AUGUST 05, 2008.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  933027953
--------------------------------------------------------------------------------------------------------------------------
        Security:  204412209
    Meeting Type:  Special
    Meeting Date:  16-Apr-2009
          Ticker:  RIO
            ISIN:  US2044122099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1A    APPRECIATION OF THE MANAGEMENTS' REPORT AND               Mgmt          For                            For
       ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL
       STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2008

O1B    PROPOSAL FOR THE DESTINATION OF PROFITS OF THE            Mgmt          For                            For
       SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT
       BUDGET FOR VALE

O1C    APPOINTMENT OF THE MEMBERS OF THE BOARD OF DIRECTORS      Mgmt          Against                        Against

O1D    APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL          Mgmt          For                            For

O1E    ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR           Mgmt          Abstain                        Against
       MANAGEMENT AND FISCAL COUNCIL MEMBERS

E2A    TO CHANGE THE LEGAL NAME OF THE COMPANY TO "VALE          Mgmt          For                            For
       S.A.", WITH THE CONSEQUENT AMENDMENT OF ARTICLE
       1 OF VALE'S BY-LAWS IN ACCORDANCE WITH THE
       NEW GLOBAL BRAND UNIFICATION

E2B    TO ADJUST ARTICLE 5 OF VALE'S BY-LAWS TO REFLECT          Mgmt          For                            For
       THE CAPITAL INCREASE RESOLVED IN THE BOARD
       OF DIRECTORS MEETINGS HELD ON JULY 22, 2008
       AND AUGUST 05, 2008




--------------------------------------------------------------------------------------------------------------------------
 FLUOR CORPORATION                                                                           Agenda Number:  933017647
--------------------------------------------------------------------------------------------------------------------------
        Security:  343412102
    Meeting Type:  Annual
    Meeting Date:  06-May-2009
          Ticker:  FLR
            ISIN:  US3434121022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: PETER K. BARKER                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: ALAN L. BOECKMANN                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: VILMA S. MARTINEZ                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: DEAN R. O'HARE                      Mgmt          For                            For

02     THE RATIFICATION OF THE APPOINTMENT BY OUR AUDIT          Mgmt          For                            For
       COMMITTEE OF ERNST & YOUNG LLP AS INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 FOSTER WHEELER AG                                                                           Agenda Number:  933035114
--------------------------------------------------------------------------------------------------------------------------
        Security:  H27178104
    Meeting Type:  Annual
    Meeting Date:  05-May-2009
          Ticker:  FWLT
            ISIN:  CH0018666781
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: ROBERT C. FLEXON                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: MAUREEN B. TART-BEZER               Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JAMES D. WOODS                      Mgmt          For                            For

02     RE-ELECTION OF PRICEWATERHOUSECOOPERS AG, SWITZERLAND,    Mgmt          For                            For
       AS OUR INDEPENDENT AUDITOR ("REVISIONSSTELLE")
       FOR 2009

03     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2009 (CONSULTATIVE VOTE)

04     IN THE EVENT COUNTERPROPOSALS, ALTERATIONS OR             Mgmt          Abstain                        Against
       AMENDMENTS OF THE AGENDA ITEMS OR OTHER MATTERS
       ARE RAISED AT THE ANNUAL GENERAL MEETING, I
       INSTRUCT THE APPOINTED PROXIES TO VOTE AS FOLLOWS




--------------------------------------------------------------------------------------------------------------------------
 FOSTER WHEELER LTD.                                                                         Agenda Number:  932986788
--------------------------------------------------------------------------------------------------------------------------
        Security:  G36535139
    Meeting Type:  Special
    Meeting Date:  27-Jan-2009
          Ticker:  FWLT
            ISIN:  BMG365351391
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE SCHEME OF ARRANGEMENT ATTACHED            Mgmt          For                            For
       TO THE ACCOMPANYING PROXY STATEMENT AS ANNEX
       A.

02     APPROVAL OF THE MOTION TO ADJOURN THE MEETING             Mgmt          For                            For
       TO A LATER DATE TO SOLICIT ADDITIONAL PROXIES
       IF THERE ARE INSUFFICIENT VOTES AT THE TIME
       OF THE MEETING TO APPROVE THE SCHEME OF ARRANGEMENT.




--------------------------------------------------------------------------------------------------------------------------
 INGERSOLL-RAND COMPANY LIMITED                                                              Agenda Number:  933067375
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4776G101
    Meeting Type:  Annual
    Meeting Date:  03-Jun-2009
          Ticker:  IR
            ISIN:  BMG4776G1015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: A.C. BERZIN                         Mgmt          For                            For

1B     ELECTION OF DIRECTOR: J.L. COHON                          Mgmt          For                            For

1C     ELECTION OF DIRECTOR: G.D. FORSEE                         Mgmt          For                            For

1D     ELECTION OF DIRECTOR: P.C. GODSOE                         Mgmt          For                            For

1E     ELECTION OF DIRECTOR: E.E. HAGENLOCKER                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: H.L. HENKEL                         Mgmt          For                            For

1G     ELECTION OF DIRECTOR: C.J. HORNER                         Mgmt          For                            For

1H     ELECTION OF DIRECTOR: T.E. MARTIN                         Mgmt          For                            For

1I     ELECTION OF DIRECTOR: P. NACHTIGAL                        Mgmt          For                            For

1J     ELECTION OF DIRECTOR: O.R. SMITH                          Mgmt          For                            For

1K     ELECTION OF DIRECTOR: R.J. SWIFT                          Mgmt          For                            For

1L     ELECTION OF DIRECTOR: T.L. WHITE                          Mgmt          For                            For

02     APPROVAL OF AN ADVISORY PROPOSAL RELATING TO              Mgmt          Against                        Against
       COMPANY'S EXECUTIVE PAY-FOR-PERFORMANCE COMPENSATION
       POLICIES AND PROCEDURES.

03     APPROVAL OF THE AMENDED AND RESTATED INCENTIVE            Mgmt          For                            For
       STOCK PLAN OF 2007.

04     APPOINTMENT OF INDEPENDENT AUDITORS AND AUTHORIZATION     Mgmt          For                            For
       OF BOARD OF DIRECTORS TO FIX THE AUDITORS'
       REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 INGERSOLL-RAND COMPANY LIMITED                                                              Agenda Number:  933076588
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4776G101
    Meeting Type:  Special
    Meeting Date:  03-Jun-2009
          Ticker:  IR
            ISIN:  BMG4776G1015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE SCHEME OF ARRANGEMENT ATTACHED            Mgmt          For                            For
       TO THE ACCOMPANYING PROXY STATEMENT AS ANNEX
       A.

02     IF THE SCHEME OF ARRANGEMENT IS APPROVED, APPROVAL        Mgmt          For                            For
       OF THE CREATION OF DISTRIBUTABLE RESERVES OF
       INGERSOLL-RAND PLC THAT WAS PREVIOUSLY APPROVED
       BY INGERSOLL-RAND COMPANY LIMITED AND THE OTHER
       CURRENT SHAREHOLDERS OF INGERSOLL-RAND PLC
       (AS DESCRIBED IN THE PROXY STATEMENT).

03     APPROVAL OF THE MOTION TO ADJOURN THE MEETING             Mgmt          For                            For
       TO A LATER DATE TO SOLICIT ADDITIONAL PROXIES
       IF THERE ARE INSUFFICIENT PROXIES TO APPROVE
       THE SCHEME OF ARRANGEMENT AT THE TIME OF THE
       MEETING.




--------------------------------------------------------------------------------------------------------------------------
 ITT CORPORATION                                                                             Agenda Number:  933028551
--------------------------------------------------------------------------------------------------------------------------
        Security:  450911102
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  ITT
            ISIN:  US4509111021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEVEN R. LORANGER                                        Mgmt          For                            For
       CURTIS J. CRAWFORD                                        Mgmt          For                            For
       CHRISTINA A. GOLD                                         Mgmt          For                            For
       RALPH F. HAKE                                             Mgmt          For                            For
       JOHN J. HAMRE                                             Mgmt          For                            For
       PAUL J. KERN                                              Mgmt          For                            For
       FRANK T. MACINNIS                                         Mgmt          For                            For
       SURYA N. MOHAPATRA                                        Mgmt          For                            For
       LINDA S. SANFORD                                          Mgmt          For                            For
       MARKOS I. TAMBAKERAS                                      Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS ITT'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2009.

03     TO VOTE ON A SHAREHOLDER PROPOSAL, IF PROPERLY            Shr           Against                        For
       PRESENTED AT THE MEETING, REQUESTING THAT THE
       COMPANY PROVIDE A COMPREHENSIVE REPORT AT A
       REASONABLE COST AND OMITTING PROPRIETARY AND
       CLASSIFIED INFORMATION OF THE COMPANY'S FOREIGN
       SALES OF MILITARY AND WEAPONS-RELATED PRODUCTS
       AND SERVICES.




--------------------------------------------------------------------------------------------------------------------------
 JSC MMC NORILSK NICKEL                                                                      Agenda Number:  933108703
--------------------------------------------------------------------------------------------------------------------------
        Security:  46626D108
    Meeting Type:  Consent
    Meeting Date:  30-Jun-2009
          Ticker:  NILSY
            ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE MMC NORILSK NICKEL'S 2008 ANNUAL               Mgmt          For                            For
       REPORT.

02     TO APPROVE MMC NORILSK NICKEL'S 2008 ANNUAL               Mgmt          For                            For
       ACCOUNTING STATEMENTS INCLUDING PROFIT AND
       LOSS STATEMENT.

03     TO APPROVE DISTRIBUTION OF MMC NORILSK NICKEL'S           Mgmt          For                            For
       PROFITS AND LOSSES FOR 2008.

04     NOT TO PAY DIVIDENDS ON MMC NORILSK NICKEL'S              Mgmt          For                            For
       SHARES FOR THE YEAR 2008.

6A     TO ELECT THE MEMBER OF THE REVISION COMMISSION:           Mgmt          For                            For
       NATALIA V. GOLOLOBOVA (DEPUTY CHIEF FINANCIAL
       OFFICER, INTEGRATED FINANCIAL SYSTEMS LLC)

6B     TO ELECT THE MEMBER OF THE REVISION COMMISSION:           Mgmt          For                            For
       ALEXEY A. KARGACHOV (DIRECTOR OF THE INTERNAL
       CONTROL DEPARTMENT, OJSC MMC NORILSK NICKEL)

6C     TO ELECT THE MEMBER OF THE REVISION COMMISSION:           Mgmt          For                            For
       NATALIA N. PANPHIL (DEPUTY DIRECTOR OF THE
       INTERNAL CONTROL DEPARTMENT - CHIEF OF THE
       CONTROL AND REVISION DIVISION, OJSC MMC NORILSK
       NICKEL)

6D     TO ELECT THE MEMBER OF THE REVISION COMMISSION:           Mgmt          For                            For
       DMITRY V. PERSHINKOV (CHIEF OF THE TAX PLANNING
       DIVISION OF THE ACCOUNTING, TAXATION AND FINANCIAL
       REPORTING DEPARTMENT, OJSC MMC NORILSK NICKEL)

6E     TO ELECT THE MEMBER OF THE REVISION COMMISSION:           Mgmt          For                            For
       TAMARA A. SIROTKINA (DEPUTY CHIEF OF THE CLAIM
       ADMINISTRATION DIVISION - CHIEF OF THE ADMINISTRATIVE
       AND LEGAL DISPUTES SECTOR OF THE LEGAL DEPARTMENT,
       OJSC MMC NORILSK NICKEL)

07     TO APPROVE ROSEXPERTIZA LLC AS AUDITOR OF MMC             Mgmt          For                            For
       NORILSK NICKEL'S 2009 RUSSIAN ACCOUNTING STATEMENTS.

08     TO APPROVE THE NEW VERSION OF THE CHARTER OF              Mgmt          For                            For
       OJSC MMC NORILSK NICKEL.

09     TO APPROVE THE NEW VERSION OF THE REGULATIONS             Mgmt          For                            For
       ON THE BOARD OF DIRECTORS OF OJSC MMC NORILSK
       NICKEL.

10     TO APPROVE THE REGULATIONS ON THE MANAGEMENT              Mgmt          For                            For
       BOARD OF OJSC MMC NORILSK NICKEL.

11A    1) ESTABLISH THAT PRINCIPAL AMOUNT OF REMUNERATION        Mgmt          For                            For
       TO BE PAID TO INDEPENDENT DIRECTOR, 2) ESTABLISH
       THAT ADDITIONAL REMUNERATION IN AMOUNT OF USD
       31,250 PER QUARTER, SHALL BE PAID, 3) ESTABLISH
       PRINCIPAL AMOUNT OF REMUNERATION TO BE PAID
       TO CHAIRMAN OF BOARD OF DIRECTORS IN CASE HE
       IS AN INDEPENDENT DIRECTOR, SHALL BE USD 2,500,000
       PER YEAR, 4) ESTABLISH THAT AMOUNT OF ANNUAL
       BONUS TO BE PAID TO A CHAIRMAN OF THE BOARD
       OF DIRECTORS 5) REMUNERATION SUMS MENTIONED
       IN CLAUSES 1, 2, 3 AND 4 OF THIS RESOLUTION
       SHALL BE PAID FOR THE PERIOD FROM JULY 1, 2009
       AND TO THE DATE.

11B    1) TO APPROVE THE INCENTIVE PROGRAM - OPTION              Mgmt          For                            For
       PLAN FOR INDEPENDENT DIRECTORS OF OJSC MMC
       NORILSK NICKEL, (2) TO ESTABLISH THAT THE PROGRAM
       SHALL BE VALID FROM JULY 1, 2009 TO JUNE 30,
       2010.

12     THE VALUE OF PROPERTY BEING THE SUBJECT OF INTERRELATED   Mgmt          For                            For
       TRANSACTIONS TO INDEMNIFY MEMBERS OF THE BOARD
       OF DIRECTORS AND MEMBERS OF MANAGEMENT BOARD
       OF OJSC MMC NORILSK NICKEL AGAINST DAMAGES
       THE AFOREMENTIONED PERSONS MAY INCUR IN THEIR
       RESPECTIVE POSITIONS MENTIONED ABOVE SHALL
       NOT EXCEED USD 115,000,000 (ONE HUNDRED FIFTEEN
       MILLION US DOLLARS) FOR EACH TRANSACTION.

13     TO APPROVE INTERRELATED TRANSACTIONS, TO WHICH            Mgmt          For                            For
       ALL MEMBERS OF THE BOARD OF DIRECTORS AND MEMBERS
       OF THE MANAGEMENT BOARD OF OJSC MMC NORILSK
       NICKEL ARE INTERESTED PARTIES, AND WHICH INVOLVE
       THE OBLIGATIONS OF OJSC MMC NORILSK NICKEL
       TO INDEMNIFY MEMBERS OF THE BOARD OF DIRECTORS
       AND MEMBERS OF THE MANAGEMENT BOARD OF OJSC
       MMC NORILSK NICKEL AGAINST DAMAGES THE AFOREMENTIONED
       PERSONS MAY INCUR IN THEIR RESPECTIVE POSITIONS
       MENTIONED ABOVE, SHALL NOT EXCEED USD 115,000,000
       (ONE HUNDRED FIFTEEN MILLION US DOLLARS) FOR
       EACH SUCH PERSON.

14     TO ESTABLISH THAT THE VALUE OF SERVICES INVOLVING         Mgmt          For                            For
       LIABILITY INSURANCE FOR MEMBERS OF THE BOARD
       OF DIRECTORS AND MEMBERS OF THE MANAGEMENT
       BOARD OF OJSC MMC NORILSK NICKEL WITH LIABILITY
       LIMITED TO USD 150,000,000 (ONE HUNDRED FIFTY
       MILLION US DOLLARS) AND ADDITIONAL INSURANCE
       COVERAGE LIMIT OF USD 50,000,000 (FIFTY MILLION
       US DOLLARS) SHALL NOT EXCEED USD 1,200,000
       (ONE MILLION TWO HUNDRED THOUSAND US DOLLARS).

15     TO APPROVE THE TRANSACTION, TO WHICH ALL MEMBERS          Mgmt          For                            For
       OF THE BOARD OF DIRECTORS AND MEMBERS OF THE
       MANAGEMENT BOARD ARE INTERESTED PARTIES, INVOLVING
       LIABILITY INSURANCE FOR MEMBERS OF THE BOARD
       OF DIRECTORS AND MEMBERS OF THE MANAGEMENT
       BOARD WHO WILL BE BENEFICIARY PARTIES TO TRANSACTION
       BY RUSSIAN INSURANCE COMPANY, FOR THE ONE-YEAR
       TERM WITH LIABILITY LIMITED TO USD 150,000,000
       (ONE HUNDRED FIFTY MILLION US DOLLARS) AND
       ADDITIONAL INSURANCE COVERAGE LIMIT OF USD
       50,000,000, (FIFTY MILLION US DOLLARS) AND
       WITH PREMIUM TO INSURER NOT EXCEEDING USD 1,200,000.




--------------------------------------------------------------------------------------------------------------------------
 JSC MMC NORILSK NICKEL                                                                      Agenda Number:  933121042
--------------------------------------------------------------------------------------------------------------------------
        Security:  46626D108
    Meeting Type:  Annual
    Meeting Date:  30-Jun-2009
          Ticker:  NILSY
            ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

5A     ELECTION OF DIRECTOR: GUERMAN R. ALIEV (DEPUTY            Mgmt          No vote
       GENERAL DIRECTOR OF CJSC INTERROS HOLDING COMPANY)

5B     ELECTION OF DIRECTOR: SERGEY L. BATEKHIN (DEPUTY          Mgmt          No vote
       GENERAL DIRECTOR OF CJSC INTERROS HOLDING COMPANY)

5C     ELECTION OF DIRECTOR: ANDREY E. BOUGROV (MANAGING         Mgmt          No vote
       DIRECTOR OF CJSC INTERROS HOLDING COMPANY)

5D     ELECTION OF DIRECTOR: ALEXANDER S. VOLOSHIN               Mgmt          No vote
       (CHAIRMAN OF THE BOARD OF DIRECTORS OF OJSC
       MMC NORILSK NICKEL)

5E     ELECTION OF DIRECTOR: ANDREY A. KLISHAS (VICE-PRESIDENT   Mgmt          No vote
       OF CJSC INTERRORS HOLDING COMPANY)

5F     ELECTION OF DIRECTOR: VALERY V. LUKYANENKO (MEMBER        Mgmt          No vote
       OF THE MANAGEMENT BOARD, HEAD OF FIRST CORPORATE
       BUSINESS UNIT OJSC VTB BANK)

5G     ELECTION OF DIRECTOR: ALEXANDER POLEVOY (DEPUTY           Mgmt          No vote
       GENERAL DIRECTOR FOR FINANCES OF CJSC INTERROS
       HOLDING COMPANY)

5H     ELECTION OF DIRECTOR: ANTON V. CHERNY (DEPUTY             Mgmt          No vote
       GENERAL DIRECTOR FOR INVESTMENTS OF CJSC INTERROS
       HOLDING COMPANY)

5I     ELECTION OF DIRECTOR: BRADFORD ALLAN MILLS (EX-CEO,       Mgmt          No vote
       LONMIN PLC)

5J     ELECTION OF DIRECTOR: JOHN GERARD HOLDEN (CONSULTANT      Mgmt          No vote
       OF ROCKBURY SERVICES INC. (PRIVATE))

5K     ELECTION OF DIRECTOR: VASILY N. TITOV (DEPUTY             Mgmt          No vote
       PRESIDENT - CHAIRMAN OF THE MANAGEMENT BOARD
       OF OJSC VTB BANK)

5L     ELECTION OF DIRECTOR: VLADIMIR I. STRZHALKOVSKY           Mgmt          No vote
       (GENERAL DIRECTOR - CHAIRMAN OF THE MANAGEMENT
       BOARD OF OJSC MMC NORILSK NICKEL)

5M     ELECTION OF DIRECTOR: DMITRY O. AFANASYEV (PARTNER        Mgmt          No vote
       OF YAGOROV, PUGINSKY, AFANASYEV & PARTNERS)

5N     ELECTION OF DIRECTOR: ANATOLY B. BALLO (MEMBER            Mgmt          No vote
       OF THE MANAGEMENT BOARD - DEPUTY CHAIRMAN OF
       STATE CORPORATION "BANK FOR DEVELOPMENT AND
       FOREIGN ECONOMIC AFFAIRS (VNESHECONOMBANK)")

5O     ELECTION OF DIRECTOR: ALEXANDER S. BULYGIN (CHAIRMAN      Mgmt          No vote
       OF THE BOARD OF DIRECTORS OF EN+ LLC)

5P     ELECTION OF DIRECTOR: ARTEM O. VOLYNETS (DIRECTOR         Mgmt          No vote
       FOR STRATEGY AND CORPORATE GOVERNANCE OF CJSC
       RUSAL GLOBAL MANAGEMENT B.V.)

5Q     ELECTION OF DIRECTOR: VADIM V. GERASKIN (DIRECTOR         Mgmt          No vote
       FOR RELATIONS WITH NATURAL MONOPOLIES OF CJSC
       RUSAL GLOBAL MANAGEMENT B.V.)

5R     ELECTION OF DIRECTOR: MAXIM A. GOLDMAN (DEPUTY            Mgmt          No vote
       DIRECTOR FOR INVESTMENTS OF A BRANCH OF JSC
       RENOVA MANAGEMENT AG)

5S     ELECTION OF DIRECTOR: DMITRY V. RAZUMOV (GENERAL          Mgmt          No vote
       DIRECTOR OF ONEXIM GROUP LLC)

5T     ELECTION OF DIRECTOR: MAXIM M. SOKOV (DIRECTOR,           Mgmt          No vote
       INVESTMENT MANAGEMENT, RUSAL GLOBAL MANAGEMENT
       B.V.)

5U     ELECTION OF DIRECTOR: VLADISLAV A. SOLOVIEV               Mgmt          No vote
       (GENERAL DIRECTOR OF EN+ MANAGEMENT LLC)

5V     ELECTION OF DIRECTOR: IGOR A. KOMAROV (ADVISOR            Mgmt          No vote
       TO GENERAL DIRECTOR OF STATE CORPORATION "RUSSIAN
       TECHNOLOGIES")

5W     ELECTION OF DIRECTOR: ARDAVAN MOSHIRI (CHAIRMAN           Mgmt          No vote
       OF THE BOARD OF DIRECTORS AT METALLOINVEST
       MANAGEMENT COMPANY)




--------------------------------------------------------------------------------------------------------------------------
 KBR, INC.                                                                                   Agenda Number:  933031089
--------------------------------------------------------------------------------------------------------------------------
        Security:  48242W106
    Meeting Type:  Annual
    Meeting Date:  14-May-2009
          Ticker:  KBR
            ISIN:  US48242W1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       W. FRANK BLOUNT                                           Mgmt          For                            For
       LOREN K. CARROLL                                          Mgmt          For                            For

02     TO RATIFY THE SELECTION OF KPMG LLP AS THE INDEPENDENT    Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM TO AUDIT
       THE CONSOLIDATED FINANCIAL STATEMENTS OF KBR,
       INC. FOR THE YEAR ENDING DECEMBER 31, 2009.

03     TO CREATE A BOARD COMMITTEE ON HUMAN RIGHTS.              Shr           Against                        For

04     TO ESTABLISH A COMMITTEE OF INDEPENDENT DIRECTORS         Shr           Against                        For
       TO REVIEW ALLEGED FINANCIAL MISCONDUCT AND
       HUMAN RIGHTS ABUSES BY THE COMPANY IN IRAQ.




--------------------------------------------------------------------------------------------------------------------------
 MECHEL OAO                                                                                  Agenda Number:  933112788
--------------------------------------------------------------------------------------------------------------------------
        Security:  583840103
    Meeting Type:  Annual
    Meeting Date:  30-Jun-2009
          Ticker:  MTL
            ISIN:  US5838401033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ANNUAL REPORT OF MECHEL OPEN               Mgmt          No vote
       JOINT STOCK COMPANY FOR 2008.

02     TO APPROVE THE ANNUAL FINANCIAL STATEMENTS INCLUSIVE      Mgmt          No vote
       OF THE INCOME STATEMENT (PROFIT AND LOSS ACCOUNT)
       OF THE COMPANY FOR 2008.

03     TO APPROVE DISTRIBUTION OF THE COMPANY'S PROFIT,          Mgmt          No vote
       INCLUDING PAYMENT (DECLARATION) OF DIVIDEND,
       BASED ON THE FINANCIAL YEAR RESULTS.

5A     TO ELECT THE MEMBER OF THE AUDIT COMMISSION               Mgmt          No vote
       OF MECHEL OPEN JOINT STOCK COMPANY: ZAGREBIN,
       ALEKSEY VYACHESLAVOVICH

5B     TO ELECT THE MEMBER OF THE AUDIT COMMISSION               Mgmt          No vote
       OF MECHEL OPEN JOINT STOCK COMPANY: MIKHAYLOVA,
       NATALYA GRIGORYEVNA

5C     TO ELECT THE MEMBER OF THE AUDIT COMMISSION               Mgmt          No vote
       OF MECHEL OPEN JOINT STOCK COMPANY: RADISHEVSKAYA,
       LYUDMILA EDUARDOVNA

06     TO APPROVE THE CLOSED JOINT STOCK COMPANY, ENERGY         Mgmt          No vote
       CONSULTING/ AUDIT TO BE THE AUDITOR OF THE
       COMPANY.

07     TO APPROVE AMENDMENTS TO THE CHARTER OF THE               Mgmt          No vote
       COMPANY.

08     TO AMEND THE BYLAW ON GENERAL SHAREHOLDERS'               Mgmt          No vote
       MEETING.

09     TO AMEND THE BYLAW ON COLLEGIAL EXECUTIVE BODY            Mgmt          No vote
       (MANAGEMENT BOARD).

10     TO APPROVE RELATED PARTY TRANSACTIONS.                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 MECHEL OAO                                                                                  Agenda Number:  933121078
--------------------------------------------------------------------------------------------------------------------------
        Security:  583840103
    Meeting Type:  Annual
    Meeting Date:  30-Jun-2009
          Ticker:  MTL
            ISIN:  US5838401033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

4A     ELECTION OF DIRECTOR: ZYUZIN, IGOR VLADIMIROVICH          Mgmt          No vote

4B     ELECTION OF DIRECTOR: IVANUSHKIN, ALEKSEY GENNADYEVICH    Mgmt          No vote

4C     ELECTION OF DIRECTOR: YEVTUSHENKO, ALEXANDER              Mgmt          No vote
       EVDOKIMOVICH

4D     ELECTION OF DIRECTOR: POLIN, VLADIMIR ANATOLYEVICH        Mgmt          No vote

4E     ELECTION OF DIRECTOR: KOLPAKOV, SERAFIM VASSILYEVICH      Mgmt          No vote

4F     ELECTION OF DIRECTOR: PROSKURNYA, VALENTIN VASSILYEVICH   Mgmt          No vote

4G     ELECTION OF DIRECTOR: JOHNSON, ARTHUR DAVID               Mgmt          No vote

4H     ELECTION OF DIRECTOR: GALE, ROGER IAN                     Mgmt          No vote

4I     ELECTION OF DIRECTOR: KOZHUKHOVSKIY, IGOR STEPANOVICH     Mgmt          No vote

4J     ELECTION OF DIRECTOR: GUSEV, VLADIMIR VASSILYEVICH        Mgmt          No vote



PowerShares Emerging Markets Sovereign Debt Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ABACUS PROPERTY GROUP                                                                       Agenda Number:  701732667
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0015N104
    Meeting Type:  AGM
    Meeting Date:  14-Nov-2008
          Ticker:
            ISIN:  AU000000ABP9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report, Directors'           Non-Voting    No vote
       report and Auditor's report of the Abacus Property
       Group and its controlled entities for the YE
       30 JUN 2008

       PLEASE NOTE THAT THE BELOW RESOLUTION ARE FOR             Non-Voting    No vote
       EACH COMPANY AND EACH TRUST. THANK YOU.

2.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       EACH COMPANY. THANK YOU.

3.1    Re-elect Mr. John Thame as a Director of Abacus           Mgmt          For                            For
       Group Holdings Limited and Abacus Group Projects
       Limited

3.2    Re-elect Mr. David Bastian as a Director of               Mgmt          For                            For
       Abacus Group Holdings Limited and Abacus Group
       Projects Limited

       PLEASE NOTE THAT THE BELOW RESOLUTION ARE FOR             Non-Voting    No vote
       EACH COMPANY AND EACH TRUST. THANK YOU.

4.     Approve to grant the 785,714 performance rights           Mgmt          For                            For
       to Mr. Frank Wolf, Managing Director, in accordance
       with the provisions of the Abacus Property
       Group Executive Performance Award Plan

       PLEASE NOTE THAT THE BELOW RESOLUTION ARE FOR             Non-Voting    No vote
       EACH COMPANY AND EACH TRUST. THANK YOU.

5.     Approve to grant the 214,285 Performance Rights           Mgmt          For                            For
       to Mr. Len Lloyd, Executive Director, in accordance
       with the provisions of the Abacus Property
       Group Executive Performance Award Plan

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       ABACUS GROUP HOLDINGS LIMITED. THANK YOU.

6.     Approve the Execution by Abacus Group Holdings            Mgmt          For                            For
       Limited of a Deed of Indemnity, access and
       insurance to indemnify Directors and other
       Officers of Abacus Property Group in relation
       to their performance of their role as Officers
       of the Group in the form as specified

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       SECURITY HOLDERS (AS SECURITY HOLDERS OF ABACUS
       TRUST). THANK YOU.

S.7    Amend the Constitution of Abacus Trust as specified       Mgmt          For                            For

S.8    Amend the Constitution of Abacus Income Trust             Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 ABB GRAIN LTD                                                                               Agenda Number:  701803810
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0010P104
    Meeting Type:  AGM
    Meeting Date:  25-Feb-2009
          Ticker:
            ISIN:  AU000000ABB9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To discuss the Company's financial report and             Non-Voting    No vote
       reports of the Directors and the Auditors in
       respect of the FYE 30 SEP 2008

2.     Re-elect Mr. Max Venning as a Director, who               Mgmt          For                            For
       retires in accordance with the Constitution

3.     Re-elect Mr. Ross Johns as a Director, who retires        Mgmt          For                            For
       in accordance with the Constitution

4.     Re-elect Mr. Paul Daniel as a Director, who               Mgmt          For                            For
       retires in accordance with the Constitution

5.     Adopt the remuneration report for the FYE 30              Mgmt          Against                        Against
       SEP 2008

6.     Approve to increase the maximum aggregate remuneration    Mgmt          For                            For
       payable out of the funds of the Company to
       the Non-Executive Directors of the Company
       for their services as the Directors for the
       purposes of the Article 10.6(a) of the Constitution
       from AUD 1,000,000 to AUD 1,500,000

S.7    Amend the Company's Constitution by replacing             Mgmt          For                            For
       "10" in Article 10.1 with "11" with effect
       from the conclusion of the AGM

S.8    Amend the Company's Constitution by inserting             Mgmt          For                            For
       the Article 6A as specified forms part with
       effect from the conclusion of the AGM

9.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.4 and for all other purposes, the issue of
       20,500,000 ordinary shares in the capital of
       the Company, to the persons and on the terms
       as specified




--------------------------------------------------------------------------------------------------------------------------
 ADELAIDE BRIGHTON LTD                                                                       Agenda Number:  701909612
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0109N101
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  AU000000ABC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting    No vote
       and the reports of the Directors and the Auditors
       for the FYE 31 DEC 2008

2.     Elect Mr. R. D. Barro as a Director of the Company,       Mgmt          For                            For
       since the last AGM, and holding office until
       the conclusion of this AGM in accordance with
       the Company's Constitution

3.     Re-elect Mr. L. V. Hosking as a Director of               Mgmt          For                            For
       the Company, who retires by rotation

4.     Re-elect Mr. C. L. Harris as a Director of the            Mgmt          For                            For
       Company, who retires by rotation

5.     Adopt the remuneration report for the FYE 31              Mgmt          For                            For
       DEC 2008




--------------------------------------------------------------------------------------------------------------------------
 AIR NEW ZEALAND LTD                                                                         Agenda Number:  701688559
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0169V100
    Meeting Type:  AGM
    Meeting Date:  24-Sep-2008
          Ticker:
            ISIN:  NZAIRE0001S2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Mr. John Palmer as a Director                    Mgmt          For                            For

2.     Re-elect Mr. Roger France as a Director                   Mgmt          For                            For

3.     Elect Mr. Paul Bingham as a Director                      Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ALESCO CORPORATION LTD                                                                      Agenda Number:  701680402
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q01826108
    Meeting Type:  AGM
    Meeting Date:  16-Sep-2008
          Ticker:
            ISIN:  AU000000ALS2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Chairman's address and the Chief Executive's              Non-Voting    No vote
       report

       Receive and consider the financial statements             Non-Voting    No vote
       and the reports of the Directors and the Auditor
       on the financial statements for the YE 31 MAY
       2008

1.     Adopt the remuneration report for the YE 31               Mgmt          Against                        Against
       MAY 2008

2.     Elect Mr. Mark Bernard Luby as a Director, to             Mgmt          For                            For
       hold office in accordance with the Article
       9.8 of the Company's Constitution

3.     Elect Mr. Robert Victor McKinnon as a Director,           Mgmt          For                            For
       to hold office in accordance with the Article
       9.8 of the Company's Constitution

4.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act 2001 and the Listing Rules of ASX Limited
       for: a) the making of a contract between the
       Company and Mr. Justin James Ryan for the issue
       of up to maximum of 800,000 ordinary shares
       in the Company to Mr. Ryan at an issue price
       equal to the market value at the relevant time
       over a 3 year period under the terms of the
       Alesco Share Acquisition Performance Plan [Plan],
       and the provision of benefits under that Plan;
       b) the allocation of 800,000 ordinary shares
       in the Company to Mr. Ryan under the terms
       of the Plan; c) the making of an interest-free
       loan to Mr. Ryan under the Plan for 100% of
       the issue price of the shares approved to be
       allocated to Mr. Ryan as specified; and d)
       the provision of an award to Mr. Ryan, being
       either a bonus with the after tax amount being
       applied to reduce the loan balance, or as a
       loan waiver and fringe benefits tax on the
       loan waiver, determined by the Board under
       the Plan, subject to the Company achieving
       certain performance targets based on the Company's
       compound annual growth rate in earnings per
       share [before amortisation of intangibles and
       significant items] over a 3 year period, as
       specified




--------------------------------------------------------------------------------------------------------------------------
 ALLCO FINANCE GROUP LTD, SYDNEY NSW                                                         Agenda Number:  701712855
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0202W107
    Meeting Type:  AGM
    Meeting Date:  23-Oct-2008
          Ticker:
            ISIN:  AU000000AFG9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the financial and other           Non-Voting    No vote
       reports for the YE 30 JUN 2008

2.     Approve and adopt the remuneration report for             Mgmt          For                            For
       the FYE 30 JUN 200S, as disclosed in the Directors'
       Report

3.A    Re-elect Mr. Rod Eddington as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       rule 8.1(e) of the Company's Constitution

3.B    Re-elect Mr. Bob Mansfield as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       rule 8.1(e) of the Company's Constitution

S.4    Amend the Company's Constitution, with effect             Mgmt          For                            For
       from the dose of this AGM as specified

5.     Approve the All Employee Share Plan [AESP],               Mgmt          For                            For
       the principle terms as specified, and the issue
       of shares under that Plan, for all purposes,
       including for the purpose of ASX listing Rule
       7.2 Exception 9

6.     Approve the Executive Options and Rights Plan             Mgmt          For                            For
       [EORP], the principle terms as specified, and
       the issue of Options and Rights under that
       Plan, for all purposes, including for the purpose
       of ASX listing Rule 7.2 Exception 9

7.     Approve the Deferred Share Plan [DSP], the principle      Mgmt          For                            For
       terms as specified, and the issue of Rights
       and Shares under that Plan, for all purposes,
       inducing for the purpose of ASX Listing Rule
       7.2 Exception 9

8.     Approve the Non-executive Director Share Plan             Mgmt          For                            For
       [NEDSP], the principle terms as specified,
       and the issue of shares under that Plan, for
       all purposes, inducing for the purpose of ASX
       Listing Rule 7.2 Exception 9

9.     Approve the participation by Mr. David Clarke             Mgmt          For                            For
       in the Executive Options and Rights Plan [EORP]
       for the FYE 30 JUN 2009 as specified, for all
       purposes including for the purpose of ASX Listing
       Rule 10.14

10.    Approve the grant of 64 million options under             Mgmt          For                            For
       the Executive Options and Rights Plan [EORP]
       to select the Senior Executives as specified,
       for all purposes




--------------------------------------------------------------------------------------------------------------------------
 ALLGREEN PPTYS LTD                                                                          Agenda Number:  701879376
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y00398100
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SG1G61871305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts of the             Mgmt          For                            For
       Company for the YE 31 DEC 2008 and the reports
       of the Directors and Auditors thereon

2.     Declare a final tax exempt [1-Tier] dividend              Mgmt          For                            For
       of 2 cents per share for the YE 31 DEC 2008

3.     Approve the payment of SGD 404,000 as the Directors'      Mgmt          For                            For
       fees for the YE 31 DEC 2008 [2007: SGD 483,500]

4.     Elect Mr. Keith Tay Ah Kee as a Director, who             Mgmt          For                            For
       retires pursuant to Article 94 of the Articles
       of Association of the Company

5.     Elect Madam. Kuok Oon Kwong as a Director, who            Mgmt          For                            For
       retires pursuant to Article 94 of the Articles
       of Association of the Company

6.     Elect Mr. Andrew Choo Hoo as a Director, who              Mgmt          For                            For
       retires pursuant to Article 94 of the Articles
       of Association of the Company

7.     Re-appoint Mr. Jimmy Seet Keong Huat to hold              Mgmt          For                            For
       office until the next AGM pursuant to Section
       153(6) of the Companies Act [Chapter 50]

8.     Re-appoint Messrs. Foo Kon Tan Grant Thornton             Mgmt          For                            For
       as the Companys Auditors and authorize the
       Directors to fix their remuneration

9.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act [Chapter
       50] and the Listing Manual of the Singapore
       Exchange Securities Trading Limited, to allot
       and issue shares of the Company [shares] whether
       by way of rights, bonus or otherwise, at any
       time and upon such terms and conditions and
       for such purposes and to such persons as the
       Directors may in their absolute discretion
       deem fit provided that: i) the aggregate number
       of shares to be issued pursuant to this resolution
       does not exceed 50% of the number of issued
       shares of the Company, of which the aggregate
       number of shares to be issued other than on
       a pro rata basis to shareholders of the Company
       does not exceed 20% of the number of issued
       shares of the Company [to be calculated in
       such manner as may be prescribed by the Singapore
       Exchange Securities Trading Limited from time
       to time]; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or the date of the next AGM of the Company
       is required by Law to be held]

10.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act [Chapter
       50], to allot and issue shares in the Company
       to the holders of options granted by the Company
       under the Allgreen Share Option Scheme [the
       Scheme] upon the exercise of such options and
       in accordance with the rules of the Scheme
       provided always that the aggregate number of
       shares to be allotted and issued pursuant to
       the Scheme shall not exceed 15% of the total
       number of issued shares of the Company for
       the time being

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ALUMINA LTD                                                                                 Agenda Number:  701868929
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0269M109
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  AU000000AWC3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the reports              Non-Voting    No vote
       of the Directors and the Auditor for the YE
       31 DEC 2008

2.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2008

3.A    Re-elect Mr. Donald M. Morley as a Director               Mgmt          For                            For
       who retires in accordance with the Company's
       constitution

3.B    Elect Mr. John Bevan as a Director                        Mgmt          For                            For

4.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act 2001 [Cth], the grant to Mr. John Bevan,
       Chief Executive Officer of the Company, of
       rights to acquire ordinary shares in the capital
       of the Company in accordance with the terms
       contained in the Company's Long Term Incentive
       Plan, as specified

5.     Approve and adopt, pursuant to Sections 136[2]            Mgmt          For                            For
       and 648G of the Corporations Act 2001 [Cth],
       the constitution submitted to this meeting
       as specified as the Constitution of the Company
       in substitution for and to the exclusion of
       the existing constitution of the Company

       Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT ANY INDIVIDUAL OR RELATED PARTY          Non-Voting    No vote
       TO ANY SPECIFIC VOTE EXCLUSION WHICH HAS OBTAINED
       BENEFIT OR DOES EXPECT TO OBTAIN FUTURE BENEFIT
       SHOULD NOT VOTE [OR VOTE 'ABSTAIN'] FOR THE
       RELEVANT PROPOSAL ITEMS. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ANSELL LTD                                                                                  Agenda Number:  701725155
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q04020105
    Meeting Type:  AGM
    Meeting Date:  07-Nov-2008
          Ticker:
            ISIN:  AU000000ANN9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Non-Voting    No vote
       of the Directors and the Auditor of the Company
       for the YE 30 JUN 2008

2.     Receive and adopt the remuneration report for             Mgmt          For                            For
       the YE 30 JUN 2008

3.A    Re-elect Mr. Glenn L.L. Barnes as a Director,             Mgmt          For                            For
       who retires in accordance with Rule 33(c) of
       the Company's Constitution

3.B    Re-elect Mr. L. Dale Crandall as a Director,              Mgmt          For                            For
       who retires in accordance with Rule 33(c) of
       the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 APA GROUP                                                                                   Agenda Number:  701716043
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0437B100
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  AU000000APA1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect, Mr. Robert Wright as a Director of              Mgmt          For                            For
       Australian Pipeline Limited

2.     Re-elect, Mr. John Fletcher as a Director of              Mgmt          For                            For
       Australian Pipeline Limited

S.3    Amend, subject to and conditional upon the passing        Mgmt          For                            For
       of Resolution 4 [below], the Constitution of
       Australian Pipeline Trust by adding new Clauses
       21, 22 and 23 as specified

S.4    Amend, subject to and conditional upon the passing        Mgmt          For                            For
       of Resolution 3 [above], the Constitution of
       APT Investment Trust by adding new Clauses
       22, 23 and 24 as specified




--------------------------------------------------------------------------------------------------------------------------
 APN NEWS & MEDIA LTD                                                                        Agenda Number:  701881042
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1076J107
    Meeting Type:  AGM
    Meeting Date:  05-May-2009
          Ticker:
            ISIN:  AU000000APN4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting    No vote
       report and the Independent Audit report for
       the YE 31 DEC 2008

2.A    Re-elect Mr. P. M. Cosgrove as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

2.B    Re-elect Mr. P. P. Cody as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with the Company's
       Constitution

2.C    Re-elect Mr. D. J. Buggy as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

2.D    Re-elect Mr. V. C. Crowley as a Director of               Mgmt          For                            For
       the Company on 05 MAR 2009, retires by rotation
       in accordance with the Company's Constitution
       and the ASX Listing Rules

3.     Adopt the Company's remuneration report for               Mgmt          Against                        Against
       the YE 31 DEC 2008

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ARISTOCRAT LEISURE LIMITED                                                                  Agenda Number:  701852748
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0521T108
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  AU000000ALL7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Non-Voting    No vote
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.     Re-elect Mr. William Morris Baker as a Director           Mgmt          For                            For
       of the Company, in accordance with Clause 12.3
       of the Constitution of the Company, retires
       from office

3.     Re-elect Ms. Sam Pitkin as a Director of the              Mgmt          For                            For
       Company, in accordance with Clause 12.3 of
       the Constitution of the Company, retires form
       office

4.     Elect Dr. Rosalind Vivienne Dubs as a Director            Mgmt          For                            For
       of the Company, in accordance with Clause 12.6
       of the Constitution of the Company

5.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rules 7.1 and 10.14,
       to grant 660,622 performance share rights to
       Mr. J.R. Odell, Chief Executive Officer and
       Managing Director, pursuant to the Company's
       Long-Term Performance Share Plan as specified

6.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rules 7.1 and 10.14,
       to grant 208,503 performance share rights to
       Mr. S.C.M. Kelly, Chief Financial Officer and
       Finance Director, pursuant to the Company's
       Long-Term Performance Share Plan as specified

7.     Adopt the remuneration report for the Company             Mgmt          For                            For
       [included in the Directors' report] for the
       YE 31 DEC 2008

       ANY INDIVIDUAL OR RELATED PARTY TO ANY SPECIFIC           Non-Voting    No vote
       VOTE EXCLUSION WHICH HAS OBTAINED BENEFIT OR
       DOES EXPECT TO OBTAIN FUTURE BENEFIT SHOULD
       NOT VOTE (OR VOTE "ABSTAIN") FOR THE RELEVANT
       PROPOSAL ITEMS.




--------------------------------------------------------------------------------------------------------------------------
 ASM PAC TECHNOLOGY LTD                                                                      Agenda Number:  701858043
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0535Q133
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  KYG0535Q1331
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the Audited consolidated financial      Mgmt          For                            For
       statements of the Company and the reports of
       the Directors and the Auditor for the YE 31
       DEC 2008

2.     Declare a final dividend of HKD 0.50 per share            Mgmt          For                            For
       for the YE 31 DEC 2008

3.1    Re-elect Mr. Lee Wai Kwong as a Director                  Mgmt          Against                        Against

3.2    Re-elect Mr. Chow Chuen, James as a Director              Mgmt          Against                        Against

3.3    Re-elect Mr. Lok Kam Chong, John as a Director            Mgmt          For                            For

3.4    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditor        Mgmt          Against                        Against
       and authorize the Board of Directors to fix
       their remuneration

5.     Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors], subject to this Resolution, during
       the relevant period [as specified] of all the
       powers of the Company to repurchase its own
       shares on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by The Securities
       and Futures Commission of Hong Kong [the Securities
       and Futures Commission] and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and the rules and
       regulations of the Securities and Futures commission
       and the Stock Exchange or of any other stock
       exchange as amended from time to time; (b)
       the aggregate nominal amount of the share capital
       of the Company to be repurchased or agreed
       to be repurchased by the Company pursuant to
       the approval in this Resolution during the
       relevant period shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       of this Resolution and the said approval be
       limited accordingly; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the Company
       is required laws to be held]

6.     Amend the existing provision of Rule 2.1.1,               Mgmt          For                            For
       Rule 4.1 and Rule 8.2 of the Employee Share
       Incentive Scheme; and authorize the Directors
       of the Company to take all necessary actions
       and sign all documents n behalf of the Company
       to give full effect to the amendments to the
       Scheme as specified in this Resolution

S.7    Amend the Articles 1, 7.2.3, 11, 28.1.3, 30,              Mgmt          For                            For
       31, 37, 46.4, 60, 61, 62, 63, 64, 65, 66, 68,
       69, 70, 71, 73, 74, 76, 77, 110.2.7, 110.3,
       122, 125, 126, 136, 137, 153, 154, 155, 158.2
       and 161 of the Articles of Association of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 ASX LIMITED                                                                                 Agenda Number:  701687874
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0604U105
    Meeting Type:  AGM
    Meeting Date:  24-Sep-2008
          Ticker:
            ISIN:  AU000000ASX7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, Directors' report           Non-Voting    No vote
       and Auditor's report for ASX and its controlled
       entities for the YE 30 JUN 2008

2.     Receive the financial report and the Auditor's            Non-Voting    No vote
       report for the National Guarantee Fund for
       the YE 30 JUN 2008

3.     Adopt the remuneration report for the YE 30               Mgmt          No vote
       JUN 2008

       PLEASE NOTE THAT ALTHOUGH THERE ARE 3 CANDIDATES          Non-Voting    No vote
       TO BE ELECTED AS DIRECTORS, THERE ARE ONLY
       2 VACANCIES AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 2 OF THE 3 DIRECTORS.
       THANK YOU.

4.a    Elect Mr. Stephen Mayne as a Director of ASX              Shr           No vote

4.b    Re-elect Mr. Russell Aboud as a Director of               Mgmt          No vote
       ASX, who retires by rotation

4.c    Re-elect Mr. Trevor Rowe as a Director of ASX,            Mgmt          No vote
       who retires by rotation

5.     Appoint PricewaterhouseCoopers as the Auditor             Mgmt          No vote
       of ASX to take effect from time at which the
       resignation of KPMG as the Auditor takes effect




--------------------------------------------------------------------------------------------------------------------------
 AUCKLAND INTERNATIONAL AIRPORT LTD                                                          Agenda Number:  701721816
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q06213104
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  NZAIAE0001S8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Chairman's introduction                                   Non-Voting    No vote

       Chief Executive Officer's review                          Non-Voting    No vote

       Receive the financial statements of the Company           Non-Voting    No vote
       for the YE 30 JUN 2008 together with the Directors'
       and the Auditor's reports to shareholders

1.     Re-elect Mr. Anthony Frankham as a Director               Mgmt          For                            For
       of the Company, who retires by rotation

2.     Re-elect Mr. Keith Turner as a Director of the            Mgmt          For                            For
       Company, who retires by rotation

3.     Authorize the Directors to fix the fees and               Mgmt          Against                        Against
       the expenses of the Auditor

       Any other matter                                          Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AUSTEREO GROUP LTD                                                                          Agenda Number:  701730310
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0741V115
    Meeting Type:  AGM
    Meeting Date:  13-Nov-2008
          Ticker:
            ISIN:  AU000000AEO6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.     To consider the Directors' report and financial           Non-Voting    No vote
       statements of the Company for the period ended
       30 JUN 2008

B.     Approve the remuneration report of the Company            Mgmt          Against                        Against
       for the YE 30 JUN 2008

C.i    Re-elect Mr. John R. Kirby as a Director, who             Mgmt          Against                        Against
       retires by rotation in accordance with Clause
       58.1 of the Constitution

C.ii   Re-elect Mr. R. David Mattingly as a Director,            Mgmt          For                            For
       who retires by rotation in accordance with
       Clause 58.1 of the Constitution

C.iii  Re-elect Mr. Christopher J. Newman as a Director,         Mgmt          For                            For
       who retires by rotation in accordance with
       Clause 58.1 of the Constitution




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALAND PROPERTY GROUP                                                                   Agenda Number:  701846581
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q07932108
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  AU000000ALZ7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial reports of             Mgmt          Abstain                        Against
       AHL, APT, APT4 and APT5 and the reports of
       the Directors and of the Auditor thereon in
       respect of the YE 31 DEC 2008

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       THE COMPANY. THANK YOU.

2.     Adopt the AHL remuneration report for the YE              Mgmt          Against                        Against
       31 DEC 2008

3.1    Re-elect Mr. Paul Dean Isherwood as a Director            Mgmt          For                            For
       of AHL, who retire in accordance with Clause
       10.3 of the Constitution

3.2    Re-elect Mr. Ee Chee Hong as a Non-Executive              Mgmt          For                            For
       Director of AHL, who retire in accordance with
       Clause 10.8 of the Constitution

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       THE COMPANY AND THE TRUSTS. THANK YOU.

4.     Approve, for all purposes, for: a) the granting           Mgmt          For                            For
       of 3,571,000 Performance Rights to Mr. Robert
       Johnston in relation to the 2009 offer under
       the Australand Performance Rights Plan; b)
       the issue or transfer of Australand staple
       securities to Mr. Johnston upon vesting of
       the performance rights, as specified




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIAN INFRASTRUCTURE FUND                                                              Agenda Number:  701714570
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q09994106
    Meeting Type:  AGM
    Meeting Date:  29-Oct-2008
          Ticker:
            ISIN:  AU000000AIX8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the reports              Non-Voting    No vote
       of the Directors and the Auditor for the FYE
       30 JUN 2008

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       COMPANY ONLY. THANK YOU

2.     Re-elect Mr. Robert Humphris OAM as a Director            Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution

3.     Re-elect Mr. Robert Tsenin as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

4.     Elect Mr. Steve Boulton as a Director of the              Mgmt          For                            For
       Company, appointed by the Board since the last
       AGM, retires in accordance with the Company's
       Constitution

5.     Adopt the remuneration report for the FYE 30              Mgmt          For                            For
       JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIAN PHARMACEUTICAL INDUSTRIES LTD                                                    Agenda Number:  701789109
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1075Q102
    Meeting Type:  AGM
    Meeting Date:  20-Jan-2009
          Ticker:
            ISIN:  AU000000API4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the financial report              Non-Voting    No vote
       of the Company and its controlled entities
       and the reports of the Directors and the Auditors
       for the YE 31 AUG 2008

2.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       AUG 2008

3.     Re-elect Mr. Peter Robinson as a Director who             Mgmt          For                            For
       retires by rotation in accordance with the
       Company's constitution

4.     Elect Ms. Lee Ausburn as a Director who retires           Mgmt          For                            For
       as a Director in accordance with the Company's
       constitution

5.     Authorize the Directors to establish and maintain         Mgmt          For                            For
       a dividend reinvestment plan in respect of
       dividends distributed by the Company on such
       terms and conditions as the Directors consider
       appropriate form time to time




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIAN WEALTH MANAGEMENT LTD                                                            Agenda Number:  701835843
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q11265107
    Meeting Type:  SCH
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  AU000000AUW5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the scheme of arrangement in relation             Mgmt          For                            For
       to the proposal to merge AWM and IOOF Holdings
       Ltd (IOOF) announced on 24 NOV 2008 [the Proposal]

       ANY INDIVIDUAL OR RELATED PARTY TO ANY SPECIFIC           Non-Voting    No vote
       VOTE EXCLUSION WHICH HAS OBTAINED BENEFIT OR
       DOES EXPECT TO OBTAIN FUTURE BENEFIT SHOULD
       NOT VOTE (OR VOTE "ABSTAIN") FOR THE RELEVANT
       PROPOSAL ITEMS.




--------------------------------------------------------------------------------------------------------------------------
 AWB FIN LTD                                                                                 Agenda Number:  701796469
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q12332104
    Meeting Type:  AGM
    Meeting Date:  10-Feb-2009
          Ticker:
            ISIN:  AU000000AWB5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's financial report, the               Non-Voting    No vote
       Director's report and the Auditor's report
       for the FYE 30 SEP 2008

2.A    Elect Mr. John Schmoll as a Director who retires          Mgmt          For                            For
       in accordance with the Company's Constitution

2.B    Elect Mr. Fred Grimwade as a Director who retires         Mgmt          For                            For
       in accordance with the Company's Constitution

3.     Adopt the remuneration report [which forms part           Mgmt          Against                        Against
       of the Directors' report] for the YE 30 SEP
       2008




--------------------------------------------------------------------------------------------------------------------------
 AWB LTD                                                                                     Agenda Number:  701661818
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q12332104
    Meeting Type:  EGM
    Meeting Date:  21-Aug-2008
          Ticker:
            ISIN:  AU000000AWB5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU                Non-Voting    No vote

S.1    Amend the constitution by omitting Article 2              Mgmt          For                            For

S.2    Amend, subject to the Special resolution 1 being          Mgmt          For                            For
       passed at this meeting and also at a meeting
       of A class shareholders in accordance with
       Article 4.1 of the Company's constitution,
       that the company, the Constitution by omitting
       paragraph (a) of the Article 12.17 and substituting
       the Articles 12.17, 12.18 and 12.19 apply despite
       anything else in this Constitution, Articles
       12.17, 12.18, and 12.19 will cease to apply
       on the date that is 3years after the date the
       Redemption event occurs




--------------------------------------------------------------------------------------------------------------------------
 AWB LTD                                                                                     Agenda Number:  701711827
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q12332104
    Meeting Type:  OGM
    Meeting Date:  22-Oct-2008
          Ticker:
            ISIN:  AU000000AWB5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Adopt the new Constitution of the Company as              Mgmt          For                            For
       specified, in substitution for the existing
       Constitution of the Company

2.a    Re-elect Mr. Steve Chamarettee as a Director,             Mgmt          For                            For
       who retires from office in accordance with
       the New Constitution

2.b    Re-elect Mr. Brendan Fitzgerald as a Director,            Mgmt          For                            For
       who retires from office in accordance with
       the New Constitution




--------------------------------------------------------------------------------------------------------------------------
 BABCOCK & BROWN INFRASTRUCTURE GROUP                                                        Agenda Number:  701711839
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1243V108
    Meeting Type:  MIX
    Meeting Date:  05-Nov-2008
          Ticker:
            ISIN:  AU000000BBI2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT RESOLUTION 1 IS FOR BABCOCK              Non-Voting    No vote
       & BROWN INFRASTRUCTURE LIMITED AND BABCOCK
       & BROWN INFRASTRUCTURE TRUST. THANK YOU.

1.     Receive the combined consolidated financial               Non-Voting    No vote
       report of the Company, the separate financial
       report of the Trust and the reports of the
       Directors and the Auditor for the YE 30 JUN
       2008

       PLEASE NOTE THAT RESOLUTION 2,3,4 AND 5 IS FOR            Non-Voting    No vote
       BABCOCK & BROWN INFRASTRUCTURE LIMITED. THANK
       YOU.

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008 as specified

3.     Re-elect Mr. David Hamill as a Director of the            Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Rule 7.1(e) of the Company's Constitution

4.     Re-elect Mr. Barry Upson as a Director of the             Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Rule 7.1(e) of the Company's Constitution

S.5    Approve to alter the Constitution of the Company          Mgmt          For                            For
       by including the new rule 5.5 as specified

       PLEASE NOTE THAT RESOLUTION 6 IS FOR BABCOCK              Non-Voting    No vote
       & BROWN INFRASTRUCTURE TRUST. THANK YOU.

S.6    Approve to alter the Constitution of the Trust            Mgmt          For                            For
       by including the new Clause 6.4 as specified




--------------------------------------------------------------------------------------------------------------------------
 BABCOCK & BROWN WIND PARTNERS GROUP                                                         Agenda Number:  701741882
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1243D132
    Meeting Type:  AGM
    Meeting Date:  26-Nov-2008
          Ticker:
            ISIN:  AU000000BBW3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       COMPANY, FOREIGN COMPANY AND TRUST. THANK YOU.

1.     Receive and consider the combined consolidated            Non-Voting    No vote
       financial report of BBW and the separate financial
       report of the Trust, as well as the respective
       reports of the Directors and the Auditor for
       the YE 30 JUN 2008

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       COMPANY AND FOREIGN COMPANY ONLY. THANK YOU.

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008 as specified

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       COMPANY AND FOREIGN COMPANY ONLY. THANK YOU.

3.     Re-elect Mr. Douglas Clemson as a Director of             Mgmt          For                            For
       the Company and the Foreign Company, who retires
       by rotation in accordance with the Article
       10.3 of the Constitution of the Company and
       Bye-Law 12.3 of the Bye-Laws of the Foreign
       Company

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       COMPANY AND FOREIGN COMPANY ONLY. THANK YOU.

4.     Re-elect Mr. Nils Andersen as a Director of               Mgmt          For                            For
       the Company and the Foreign Company, in accordance
       with the Article 10.8 of the Constitution of
       the Company and Bye-Law 12.8 of the Bye-Laws
       of the Foreign Company

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       COMPANY, FOREIGN COMPANY AND TRUST. THANK YOU.

5.     Grant authority to the Shareholders of the Company        Mgmt          For                            For
       and unit holders of the Trust: a) the Company
       and the Trust to undertake on-market buy-backs
       of its ordinary stapled securities under buy-back
       agreements on the terms as specified; b) each
       agreement entered on those terms during the
       12 months commencing on the date of this resolution
       to the extent that: i) approval of such buy-back
       agreements is required under section 257C of
       the Corporations Act and Class Order CO 07/422
       [and any other applicable Class Order] issued
       by the Australian Securities and Investments
       Commission; and ii) the number of securities
       bought back under such agreements does not
       exceed 175,000,000 this authorization and approval
       is in addition to any further securities that
       the Company and the Trust may buy-back under
       the on-market buy-back announced on 16 SEP
       2008 and in accordance with bye-law 8.3(a)
       of the bye-laws of the Foreign Company, the
       Shareholders of the Foreign Company authorize
       and approve [and, where applicable, ratify]:
       a) the Foreign Company to undertake on-market
       buy-backs of its ordinary stapled securities
       under buy-back agreements on the terms as specified;
       each agreement entered on those terms at any
       time during the period commencing on the announcement
       of the on-market buy-back on 16 SEP 2008 and
       ending 12 months from the date of this resolution
       to the extent that: approval of such buy-back
       agreements is required by the Companies Act
       1981 [Bermuda] Of under section 257C of the
       Corporations Act and Class Order CO 07/422
       [and any other applicable Class Order] issued
       by the Australian Securities and Investments
       Commission; and ii) the number of securities
       bought back under such agreements does not
       exceed 261,860,000

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       FOREIGN COMPANY ONLY. THANK YOU.

6.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       of the Foreign Company to hold office until
       the close of the next AGM of the Foreign Company
       at a fee to be determined by the Directors

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       COMPANY AND FOREIGN COMPANY. THANK YOU.

7.     Re-elect Mr. Graham Kelly as a Director of the            Mgmt          For                            For
       Company and Foreign Company, in accordance
       with Article 10.8 of the Constitution of the
       Company and Bye-Law 12.8 of the Bye-Laws of
       the Foreign Company




--------------------------------------------------------------------------------------------------------------------------
 BANK OF QUEENSLAND LTD, BRISBANE QLD                                                        Agenda Number:  701762800
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q12764116
    Meeting Type:  AGM
    Meeting Date:  11-Dec-2008
          Ticker:
            ISIN:  AU000000BOQ8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Non-Voting    No vote
       31 AUG 2008 and the related Directors' report
       and the Auditor's report

2.A    Re-elect Mr. Neil Summerson as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Constitution

2.B    Elect Mr. Steve Crane as a Director of the Company        Mgmt          For                            For

2.C    Elect Mr. Anthony [Tony] Howarth as a Director            Mgmt          For                            For
       of the Company

2.D    Elect Mr. Roger Davis as a Director as a Director         Mgmt          For                            For
       of the Company

3.     Approve the issues of Award Rights under the              Mgmt          For                            For
       Award Rights Plan as an exception to ASX Listing
       Rule 7.1 pursuant to Exception 9 in ASX Listing
       Rule 7.2

4.     Approve, for the purpose of ASX Listing Rules             Mgmt          For                            For
       7.2 [Exception 9] and 10.14 and Chapter 2E
       of the Corporations Act 2001 [Cth], the issue
       to, or for the benefit of, Mr. David Liddy,
       Managing Director and Chief Executive Officer
       of the Bank, of 175,072 Award Rights in accordance
       with the terms as specified

5.     Approve, for the purpose of ASX Listing Rules             Mgmt          For                            For
       7.2 [Exception 9] and 10.14 and Chapter 2E
       of the Corporations Act 2001 [Cth], the issue
       to, or for the benefit of, Mr. David Liddy,
       Managing Director and Chief Executive Officer
       of the Bank, of ordinary shares in accordance
       with the terms as specified

6.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.4 the issue of 1,909,391 ordinary shares
       on 16 MAY 2008 under the underwriting arrangements
       for the Dividend Reinvestment Plan

7.     Adopt the remuneration report, contained in               Mgmt          For                            For
       the Bank's 2008 annual report




--------------------------------------------------------------------------------------------------------------------------
 BELLE INTL HLDGS LTD                                                                        Agenda Number:  701905082
--------------------------------------------------------------------------------------------------------------------------
        Security:  G09702104
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  KYG097021045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and reports of the Directors
       and the Auditors of the Company for the YE
       31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.     Re-appoint PricewaterhouseCoopers as the Company's        Mgmt          For                            For
       Auditor and authorize the Board of Directors
       of the Company to fix the Auditor's remuneration

4.A.1  Re-elect Mr. Sheng Baijiao as an Executive Director,      Mgmt          For                            For
       who retires

4.A.2  Re-elect Mr. Chan Yu Ling, Abraham as an Independent      Mgmt          For                            For
       Non-Executive Director, who retires

4.B    Appoint Mr. Tang King Loy as an Executive Director        Mgmt          For                            For
       of the Company

4.C    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

5.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       Company and to make or grant offers, agreements
       and options or Warrants, during and after the
       relevant period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company, otherwise than pursuant to
       i) a rights issue; or ii) the exercise of any
       share option scheme or similar arrangement
       for the time being adopted by the Company for
       the purpose of granting or issuing shares or
       rights to acquires shares of the Company to
       the Directors, Officers and/or Employees of
       the Company and/or any of its Subsidiaries;
       or iii) any scrip dividend or similar arrangement
       pursuant to the Articles of Association of
       the Company from time to time; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Company's Articles of Association or any
       applicable law to be held]

6.     Approve the general mandate to the Directors              Mgmt          For                            For
       to exercise during the Relevant Period (as
       defined in paragraph (b) below) all the powers
       of the Company to repurchase or otherwise acquire
       shares in the Company in accordance with all
       applicable laws and the requirements of the
       Rules Governing the Listing of Securities on
       The Stock Exchange of Hong Kong Limited, provided
       that the aggregate nominal amount of shares
       so repurchased or otherwise acquired shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by the Company's Articles of Association
       or any applicable law to be held]

7.     Approve the conditional upon the passing of               Mgmt          For                            For
       Resolutions Numbered 5 and Numbered 6 set out
       in the notice convening this meeting, the aggregate
       nominal amount of the shares in the Company
       which are repurchased or otherwise acquired
       by the Company pursuant to Resolution Numbered
       6 shall be added to the aggregate nominal amount
       of the shares which may be issued pursuant
       to Resolution Numbered 5




--------------------------------------------------------------------------------------------------------------------------
 BENDIGO AND ADELAIDE BANK LTD, BENDIGO VIC                                                  Agenda Number:  701714900
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1456C110
    Meeting Type:  AGM
    Meeting Date:  27-Oct-2008
          Ticker:
            ISIN:  AU000000BEN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the Company's financial           Non-Voting    No vote
       report, Directors' report and report by the
       Auditor for the YE 30 JUN 2008

2.     Re-elect Mr. Kevin Osborn as a Director of the            Mgmt          For                            For
       Company, who retires from office under Rule
       56 of the Company's Constitution

3.     Re-elect Mr. Kevin Abrahamson as a Director               Mgmt          For                            For
       of the Company, who retires from office under
       Rule 56 of the Company's Constitution

4.     Re-elect Mr. Jamie McPhee as a Director of the            Mgmt          For                            For
       Company, who retires from office under Rule
       56 of the Company's Constitution

5.     Adopt the remuneration report for the Company             Mgmt          For                            For
       as set out in the annual report for the YE
       30 JUN 2008

6.     Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 7.2 Exception 9, the issue of ordinary
       shares under the Employee Share Grant Scheme,
       the terms and conditions as specified

7.     Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 7.2 Exception 9, the issue of ordinary
       shares under the Employee Salary Sacrifice
       and Deferred Share Plan, the terms and conditions
       as specified

8.     Approve, for all purposes, including ASX listing          Mgmt          For                            For
       Rule 7.2 Exception 9 and ASX Listing Rule 10.14,
       the Non-Executive Director Fee Sacrifice Plan
       as specified, and the issue of securities of
       the Company to Non-Executive Directors under
       the Non-Executive Director Fee Sacrifice Plan

9.     Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 10.14, the issue of performance rights
       and options to Executive Director, Mr. Jamie
       McPhee, under the Executive Incentive Plan
       as specified and any issues of ordinary shares
       upon the vesting of those performance rights
       or exercise of those options

S.10   Approve to renew the current Rule 104, of Partial         Mgmt          For                            For
       Takeover Bids, forming part of the Company's
       Constitution, for a period of 3 years




--------------------------------------------------------------------------------------------------------------------------
 BILLABONG INTERNATIONAL LTD                                                                 Agenda Number:  701716221
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1502G107
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2008
          Ticker:
            ISIN:  AU000000BBG6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial report, including the               Non-Voting    No vote
       Directors' declaration for the YE 30 JUN 2008
       and the related Directors' report and the audit
       report

1.     Re-elect Mrs. Margaret Jackson, who retires               Mgmt          For                            For
       by rotation in accordance with the Article
       6.3[b] of the Company's Constitution

2.     Re-elect Mr. Anthony Froggatt as a Non-Executive          Mgmt          For                            For
       Director, who retires in accordance with Article
       6.3[i] of the Company's Constitution

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008

4.     Approve and adopt the Executive Performance               Mgmt          For                            For
       and Retention plan, the terms and conditions
       as specified, and the issue of equity securities
       under the Executive Performance and Retention
       Plan for all purposes, including ASX Listing
       Rule 7.2, Exception 9

5.     Approve the grant of up to 629,007 options to             Mgmt          For                            For
       Mr. Derek O'Neill pursuant to the Billabong
       International Limited Executive Performance
       and Retention Plan and the issue of shares
       on the exercise of those options for the purposes
       of ASX Listing Rule 10.14

6.     Approve the grant of up to 524,170 options to             Mgmt          For                            For
       Mr. Paul Naude pursuant to the Billabong International
       Limited Executive Performance and Retention
       Plan and the issue of shares on the exercise
       of those options for the purposes of ASX Listing
       Rule 10.14

7.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 to award up to 71,704 fully paid ordinary
       shares, for no consideration, to Mr. Derek
       O'Neill pursuant to the Billabong International
       Limited Executive Performance share plan for
       the FYE 30 JUN 2009

8.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 to award up to 62,020 fully paid ordinary
       shares, for no consideration, to Mr. Paul Naude
       pursuant to the Billabong International Limited
       Executive Performance share plan for the FYE
       30 JUN 2009




--------------------------------------------------------------------------------------------------------------------------
 BOART LONGYEAR LTD, SYDNEY NSW                                                              Agenda Number:  701893819
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1645L104
    Meeting Type:  AGM
    Meeting Date:  11-May-2009
          Ticker:
            ISIN:  AU000000BLY8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive and consider the financial report,             Non-Voting    No vote
       the Director's report and the Independent Audit
       report of the Company for the FYE 31 DEC 2008

       Questions and comments                                    Non-Voting    No vote

1.     Elect Mr. Peter St George as a Director of the            Mgmt          For                            For
       Company in accordance with ASX Listing Rule
       14.4

2.     Elect Mr. David Grzelak as a Director of the              Mgmt          For                            For
       Company in accordance with ASX Listing Rule
       14.4

3.     Receive the remuneration report for the FYE               Mgmt          For                            For
       31 DEC 2008




--------------------------------------------------------------------------------------------------------------------------
 BRILLIANCE CHINA AUTOMOTIVE  HLDGS LTD                                                      Agenda Number:  701740676
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1368B102
    Meeting Type:  SGM
    Meeting Date:  11-Nov-2008
          Ticker:
            ISIN:  BMG1368B1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve to cancel, the outstanding options to             Mgmt          For                            For
       subscribe for 92,125,000 shares at par value
       of USD 0.01 each of the Company which have
       been granted but not exercised as at the date
       of the passing of this resolution, pursuant
       to the Share Option Scheme of the Company adopted
       on 28 JUN 2002 and authorize the Directors
       of the Company to do all such acts, execute
       all such documents and deeds as they in their
       discretion consider necessary or desirable
       to give effect to the foregoing

2.     Approve and adopt, conditional upon the Listing           Mgmt          For                            For
       Committee of The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] approving the
       Share Option Scheme [as specified] [the New
       Share Option Scheme] and any options which
       may be granted thereunder and granting approval
       for listing of, and permission to deal in,
       the shares at par value of USD 0.01 each in
       the capital of the Company [the Shares] which
       may fall to be issued pursuant to the New Share
       Option Scheme, the New Share Option Scheme,
       by the Company and with effect from the date
       of the New Share Option Scheme becoming unconditional
       and effective, to terminate the existing Share
       Option Scheme of the Company which was adopted
       by the Company on 28 JUN 2002, therefrom and
       authorize the Directors of the Company [the
       Directors] to allot and issue Shares pursuant
       to the exercise of any options which may fall
       to be granted under the New Share Option Scheme,
       and that to the extent permissible under the
       bye-laws of the Company, the Rules Governing
       the Listing of Securities on the Stock Exchange
       and the rules of the New Share Option Scheme,
       the Directors may vote in respect of any resolution(s)
       under or affecting the New Share Option Scheme
       [including the granting of options thereunder
       or approving the allotment and issue of Shares
       upon exercise of options thereunder] notwithstanding
       any interest(s) of any Director(s)

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BRILLIANCE CHINA AUTOMOTIVE  HLDGS LTD                                                      Agenda Number:  701784200
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1368B102
    Meeting Type:  SGM
    Meeting Date:  30-Dec-2008
          Ticker:
            ISIN:  BMG1368B1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.a    Approve and ratify the entering into the Framework        Mgmt          For                            For
       Agreements dated 19 NOV 2008 [the Framework
       Agreements] [as specified] in respect of the
       continuing connected transactions to be entered
       into between the Company and its subsidiaries
       on the one part and [Shenyang JinBei Automotive
       Company Limited] [JinBei] and its subsidiaries
       and associated Companies on the other part
       for the 3 FYE 31 DEC 2011 [the Continuing Connected
       Transactions] as specified in the paragraph
       headed the Continuing Connected Transactions
       in the Letter from the Board contained in a
       circular issued by the Company dated 10 DEC
       2008 [the Circular], as specified and ratify
       the entering into the Continuing Connected
       Transactions pursuant to the Framework Agreements;
       and authorize the Directors of the Company
       to take such actions and to enter into such
       documents as are necessary to give effect to
       the Continuing Connected Transactions contemplated
       under the Framework Agreements

1.b    Approve the maximum annual monetary value of              Mgmt          For                            For
       the Continuing Connected Transactions contemplated
       under the Framework Agreements for each of
       the 3 FYE 31 DEC 2011 as specified in the paragraph
       headed Proposed Caps and Historical Figures
       - Proposed Caps in the letter from the Board
       contained in the Circular

2.a    Approve and ratify the entering into the Regional         Mgmt          For                            For
       Agent Agreement dated 19 NOV 2008 [the Regional
       Agent Agreement] [as specified] in respect
       of the continuing connected transaction to
       be entered into between [Shenyang Brilliance
       JinBei Automobile Co., Ltd] and [Liaoning Zheng
       Guo Investment Development Company Limited]
       for the 3 FYE 31 DEC 2011 as specified in the
       paragraph headed the Continuing Connected Transactions
       in the Letter from the Board contained in the
       Circular and the entering into the continuing
       connected transaction pursuant to the Regional
       Agent Agreement; and authorize the Directors
       of the Company to take such actions and to
       enter into such documents as are necessary
       to give effect to the continuing connected
       transaction contemplated under the Regional
       Agent Agreement

2.b    Approve the maximum annual monetary value of              Mgmt          For                            For
       the continuing connected transaction contemplated
       under the Regional Agent Agreement for each
       of the 3 FYE 31 DEC 2011 as specified in the
       paragraph headed Proposed Caps and Historical
       Figures - Proposed Caps in the Letter from
       the Board contained in the Circular

3.     Approve and ratify the entering into the Cross            Mgmt          For                            For
       Guarantees Agreement dated 19 NOV 2008 between
       [Shenyang Xing Yuan Dong Automobile Component
       Co., Ltd] [Xing Yuan Dong] and JinBei in relation
       to the provision of cross guarantees by each
       of Xing Yuan Dong and JinBei [and its subsidiaries]
       for the banking facilities of the other party
       up to the amount of RMB 500 million for a period
       of one year commencing from 01 JAN 2009 to
       31 DEC 2009 [as specified] and authorize the
       Directors of the Company to take such actions
       and to enter into such documents as are necessary
       to give effect to the Cross Guarantees Agreement




--------------------------------------------------------------------------------------------------------------------------
 BRILLIANCE CHINA AUTOMOTIVE  HLDGS LTD                                                      Agenda Number:  701790835
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1368B102
    Meeting Type:  SGM
    Meeting Date:  13-Jan-2009
          Ticker:
            ISIN:  BMG1368B1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE IN 'FAVOUR' OR IN 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.A    Approve and ratify, the entering into of the              Mgmt          For                            For
       subscription agreement dated 01 DEC 2008 [the
       Subscription Agreement] [as specified] between
       the Company and Huachen Automotive Group Holdings
       Company Limited [Huachen] in relation to the
       subscription of 1,313,953,488 new shares [the
       Subscription Shares] at par value of USD 0.01
       each in the capital of the Company by Huachen
       at the price of HKD 0.43 each Subscription
       Share [the Subscription]; and authorize the
       Directors of the Company to take such actions
       and to enter into such documents as are necessary
       to give full effect to the Subscription contemplated
       under the Subscription Agreement

1.B    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the Listing Committee of the Stock Exchange
       of Hong Kong Limited granting the listing of
       and permission to deal in, the Subscription
       Shares, to issue and allot the Subscription
       Shares to Huachen at completion of the Subscription
       Agreement

2.     Approve, subject to the Executive Director of             Mgmt          For                            For
       the Corporate Finance Division of the Securities
       and Futures Commission of Hong Kong or any
       of his delegates [Executive] granting to Huachen
       [as specified] and parties acting in concert
       with it the waiver pursuant to Note 1 on dispensations
       from Rule 26 of the Hong Kong Code on Takeovers
       and Mergers, in respect of the obligations
       of Huachen and parties acting in concert with
       it to make a mandatory general offer for all
       the securities of the Company other than those
       already owned by Huachen and parties acting
       in concert with it, which would otherwise arise
       as a result of the issue and allotment of the
       Subscription Shares [as specified] under the
       Subscription Agreement [as specified] [Whitewash
       Waiver] and the satisfaction of any conditions[s]
       attached to the Whitewash Waiver imposed by
       the Executive, the Whitewash Waiver




--------------------------------------------------------------------------------------------------------------------------
 C C LAND HOLDINGS LIMITED                                                                   Agenda Number:  701893617
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1985B113
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  BMG1985B1138
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.A    Re-elect Dr. Lam How Mun Peter as an Executive            Mgmt          Against                        Against
       Director

3.B    Re-elect Mr. Leung Chun Cheong as an Executive            Mgmt          Against                        Against
       Director

3.C    Re-elect Mr. Wu Hong Cho as an Executive Director         Mgmt          Against                        Against

3.D    Re-elect Mr. Wong Yat Fai as an Non-executive             Mgmt          Against                        Against
       Director

3.E    Re-elect Mr. Lam Kin Fung Jeffrey as an Independent       Mgmt          For                            For
       Non-executive Director

3.F    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors] to allot, issue and deal with unissued
       shares in the capital of the Company [Shares]
       or securities convertible into Shares of the
       Company [Shares] or options, warrants or similar
       rights to subscribe for any Shares and to make
       or grant offers, agreements or options, during
       and after the relevant period, in addition
       to any Shares which may be issued on a rights
       issue [as specified] or under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the employees of
       the Company and/or any of its subsidiaries
       or any other eligible person(s) of Shares or
       rights to acquire Shares, or upon the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes or other securities issued
       by the Company which carry rights to subscribe
       for or are convertible into Shares or any scrip
       dividend pursuant to the Bye-Laws of the Company
       from time to time, not exceeding 20% of the
       aggregate nominal value of the share capital
       of the Company in issue as at the date of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law or the Bye-Laws of the Company to be held]

6.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       Shares subject to and in accordance with all
       applicable laws and regulations, and unconditionally
       approve, subject to and in accordance with
       all applicable laws and regulations, such mandate
       shall not extend beyond the relevant period,
       to procure the Company to repurchase Shares
       at such price as the Directors may at their
       discretion determine; the aggregate nominal
       amount of Shares to be repurchased by the Company
       pursuant to this resolution during the relevant
       period shall be no more than 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing of
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law or the Bye-Laws of the Company to be held]

7.     Approve, subject to the availability of unissued          Mgmt          For                            For
       share capital and conditional upon the passing
       of the ordinary Resolutions 5 and 6, the aggregate
       nominal amount of the Shares which are repurchased
       by the Company pursuant to and in accordance
       with Ordinary Resolution 6 as specified shall
       be added to the aggregate nominal amount of
       the share capital of the Company that may be
       allotted or agreed conditionally or unconditionally
       to be allotted by the Directors pursuant to
       and in accordance with Ordinary Resolution
       5 as specified

8.     Authorize the Directors, subject to and conditional       Mgmt          For                            For
       upon the Listing Committee of the Stock Exchange
       of Hong Kong Limited granting listing of, and
       permission to deal in, the shares to be issued
       pursuant to the exercise of options which may
       be granted under the refreshed limit [as specified],
       the Scheme Mandate Limit [as specified] in
       respect of the granting of options to subscribe
       for Shares under the Scheme [as hereinafter
       specified] and any other share option scheme(s)
       of the Company be refreshed and renewed provided
       that: (i) the total number of shares which
       may be issued upon the exercise of all options
       granted or to be granted under the Scheme and
       any other share option schemes of the Company
       shall not exceed 10% of the number of Shares
       in issue as at the date of passing this resolution
       [the Refreshed Limit] and (ii) options previously
       granted under the Scheme and any other share
       option scheme(s) of the Company [including
       those outstanding, cancelled, lapsed in accordance
       with the scheme and any other share option
       scheme(s) of the Company or exercised options]
       shall not be counted for the purpose of calculating
       the Refreshed Limit, from time to time to offer
       or grant options pursuant to the Scheme subject
       to the Refreshed Limit and to exercise all
       powers of the Company to allot and issue Shares
       upon the exercise of any such options




--------------------------------------------------------------------------------------------------------------------------
 CAFE DE CORAL HOLDINGS LTD                                                                  Agenda Number:  701668696
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1744V103
    Meeting Type:  AGM
    Meeting Date:  17-Sep-2008
          Ticker:
            ISIN:  BMG1744V1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts and the            Mgmt          For                            For
       reports of the Directors and the Auditors for
       the YE 31 MAR 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.I    Re-elect Mr. Lo Hoi Kwong, Sunny as a Director            Mgmt          For                            For

3.II   Re-elect Mr. Lo Tang Seong, Victor as a Director          Mgmt          For                            For

3.III  Re-elect Mr. Hui Tung Wah, Samuel as a Director           Mgmt          For                            For

3.IV   Re-elect Mr. Choi Ngai Min, Michael as a Director         Mgmt          For                            For

3.V    Authorize the Board of Directors to fix their             Mgmt          For                            For
       remuneration

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company and authorize the
       Board of Directors to fix their remuneration

5.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding the aggregate of a) 20% of the
       aggregate nominal amount of the issued share
       capital of the Company; plus b) the nominal
       amount of share capital repurchased [up to
       10% of the aggregate nominal amount of the
       issued share capital], otherwise than pursuant
       to: a) a rights issue; or b) the exercise of
       subscription or conversion rights under the
       terms of any warrants and securities; or c)
       the exercise of options or similar arrangement;
       or d) any scrip dividend or similar arrangement;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is required by the
       Bye-Laws of the Company or any applicable laws
       to be held]

6.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period, to purchase its shares,
       subject to and in accordance with all applicable
       laws and requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited, not exceeding 10% of
       the aggregate nominal amount of the shares
       of the Company in issue at the date of passing
       of this resolution; [Authority expires the
       earlier of the conclusion of the next AGM or
       the expiration of the period within which the
       next AGM is required by the Bye-Laws of the
       Company or any applicable laws to be held]

7.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolutions 5 and 6, to extend the general
       mandate granted to the Directors of the Company
       [pursuant to Resolution 5 or otherwise] and
       for the time being in force to exercise the
       powers of the Company to allot shares by an
       amount representing the aggregate nominal amount
       of the share capital repurchased by the Company
       under the authority granted by the Resolution
       6




--------------------------------------------------------------------------------------------------------------------------
 CAPITAMALL TRUST                                                                            Agenda Number:  701810675
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1100L160
    Meeting Type:  EGM
    Meeting Date:  02-Mar-2009
          Ticker:
            ISIN:  SG1M51904654
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolution 2,  for the issue of
       new units in CMT [Rights Units] under the underwritten
       and renounceable rights issue [the Rights Issue]
       pursuant to the rights ratio of 9 Rights Units
       for every 10 existing units in CMT [Units,
       and the basis of the rights issue, the Rights
       Ratio] [the Rights Issue Books Closure Date]
       in the manner described in the circular to
       unitholders of CMT [Unitholders] dated 09 FEB
       2009 [the Circular] issued by CapitaMall Trust
       Management Limited, as manager of CMT [the
       Manager]; the rights issue shall be carried
       out on the terms of and subject to the conditions
       as specified below and/or otherwise on such
       terms and conditions as the Manager may think
       fit a) that the provisional allotments of the
       rights units under the rights issue shall be
       made on an underwritten and renounceable basis
       to unitholders with units standing to the credit
       of their securities accounts with The Central
       Depository (Pte) Limited [CDP] and whose registered
       addresses with CDP are in Singapore as at the
       rights issue books closure date or who have,
       at least 3 market days prior to the rights
       issue books closure date, provided CDP with
       addresses in Singapore for the service of notices
       and documents, including entitled qualified
       institutional buyers QIBs]1 and such Unitholders
       who the Manager, on behalf of CMT, and DBS
       Bank Ltd and J.P. Morgan (S.E.A.) Limited [the
       Joint Lead Managers and Underwriters] agree,
       may be offered Rights Units without breaching
       applicable securities laws [Eligible Unitholders];
       b) no provisional allotments of Rights Units
       shall be made in favour of Unitholders other
       than Eligible Unitholders; c) the provisional
       allotments of rights units not taken up or
       allotted for any reason shall be used to satisfy
       applications for excess rights units [Excess
       Rights Units] [if any] as the Manager may,
       in its discretion, deem fit; and d) the rights
       issue shall be underwritten by the Joint Lead
       Managers and Underwriters, on the terms of
       the management and underwriting agreement dated
       09 FEB2009 entered into between the Manager
       and the Joint Lead Managers and Underwriters;
       the increase in the number of potential Units
       which will be issued upon the conversion of
       the CMT SGD 650,000,000 1.0% convertible bonds
       due 2013 [the Convertible Bonds] as a result
       of the adjustments to the conversion price
       of the Convertible Bonds arising from the rights
       issue; and the Manager, any director of the
       Manager and the Trustee severally authorized
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as the Manager, such director
       of the Manager or, as the case may be, the
       Trustee may consider expedient or necessary
       or in the interests of CMT to give effect to
       the rights issue and to allow the rights units
       to participate in any distributions which may
       accrue for the period from 01 JAN 2009, notwithstanding
       that the rights units are expected to be issued
       on 02 APR 2009

O.2    Approve, subject to the conditions in the letter          Mgmt          For                            For
       from the Securities Industry Council dated
       03 FEB 2009 being fulfilled, the unitholders,
       other than CapitaLand Limited [CapitaLand],
       parties acting in concert with it and parties
       which are not independent of CapitaLand, hereby
       [on a poll taken] waive their rights to receive
       a mandatory take-over offer from CapitaLand
       and parties acting in concert with it, which
       includes i) the wholly-owned subsidiaries of
       CapitaLand which holds either a direct or indirect
       interest in Units, being CapitaLand Financial
       Limited, CapitaLand RECM Pte. Ltd., the Manager,
       CapitaLand Retail Limited, Albert Complex Pte
       Ltd, Pyramex Investments Pte Ltd and Premier
       Healthcare Services International Pte Ltd and
       ii) any existing subsidiaries of CapitaLand
       and new subsidiaries set up by CapitaLand to
       hold Units which will be subscribing for rights
       units under the rights issue, for all the units
       not already owned by CapitaLand and parties
       acting in concert with it, in the event that
       they acquire a sufficient number of rights
       units through taking up provisional allotments
       of rights units issued and allotted to them
       and, if applicable, through applying for excess
       rights units pursuant to the rights issue and/or
       subscribing for rights units pursuant to the
       commitment agreement dated 09 FEB 2009 entered
       into between CapitaLand and the Joint Lead
       Managers and underwriters, which would otherwise
       result in a mandatory offer obligation pursuant
       to Rule 14 of the Singapore Code on Take overs
       and Mergers




--------------------------------------------------------------------------------------------------------------------------
 CENTENNIAL COAL COMPANY LTD                                                                 Agenda Number:  701746008
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q2173Y104
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2008
          Ticker:
            ISIN:  AU000000CEY1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial report and the            Non-Voting    No vote
       reports of the Directors' and the Auditors'
       for the YE 30 JUN 2008

2.     Re-elect Dr. Paul J. Moy as a Director of the             Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Clause 13.4.1 of the Company's Constitution

3.     Re-elect Mr. Bruce S. Allan as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Clause 13.6.2 of the Company's Constitution

4.     Re-elect Mr. Richard J. Grellman as a Director            Mgmt          For                            For
       of the Company, who retires in accordance with
       Clause 13.6.2 of the Company's Constitution

5.     Re-elect Mr. Neville W. Sneddon as a Director             Mgmt          For                            For
       of the Company, who retires in accordance with
       Clause 13.6.2 of the Company's Constitution

6.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008

7.     Approve to increase the annual maximum sum available      Mgmt          For                            For
       i.e. the Non-Executive Directors' fee pool
       as remuneration for the service of Non- Executive
       Directors by AUD 500,000 to AUD 1.5 million
       to be divided among the Non-Executive Directors
       in a manner that the Board may determine

S.8    Amend the Company's Constitution by adopting              Mgmt          For                            For
       the modifications shown in the market up version
       of the Company's Constitution tabled at the
       AGM and signed by the Chairman for identification
       as specified




--------------------------------------------------------------------------------------------------------------------------
 CENTRO PROPERTIES GROUP                                                                     Agenda Number:  701755994
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q2226X103
    Meeting Type:  AGM
    Meeting Date:  28-Nov-2008
          Ticker:
            ISIN:  AU000000CNP0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider financial reports of Centro          Non-Voting    No vote
       Properties Group (comprising the Company and
       the Trust] and the report of the Directors
       and the Auditor for the YE 30 JUN 2008

       PLEASE NOTE THAT BELOW RESOLUTIONS 2A, 2B, 2C             Non-Voting    No vote
       AND 3 ARE OF THE COMPANY. THANK YOU.

2.A    Re-elect Mr. Sam Kavourakis as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with Rule
       9.1(d) of the Company's Constitution

2.B    Re-elect Mr. Peter Wilkinson as a Director,               Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 9.1(d) of the Company's Constitution

2.C    Re-elect Mr. Rob Wylie as a Director, who retires         Mgmt          For                            For
       by rotation in accordance with Rule 9.1(c)
       of the Company's Constitution

3.     Adopt the remuneration report for the Company             Mgmt          For                            For
       for the FYE 30 JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 CEREBOS PACIFIC LTD                                                                         Agenda Number:  701795405
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1256B107
    Meeting Type:  AGM
    Meeting Date:  23-Jan-2009
          Ticker:
            ISIN:  SG1M85907533
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts for the YE 30 SEP 2008

2.A    Declare a first and final dividend of 6 cents             Mgmt          For                            For
       per share[tax exempt one-tier] of the FYE 30
       SEP 2008

2.B    Declare a bonus dividend of 19 cents per share[tax        Mgmt          For                            For
       exempt one-tier] of the FYE 30 SEP 2008

3.A    Re-elect Mr. Eiji Koike as a Director who retires         Mgmt          Against                        Against
       by rotation

3.B    Re-elect Mr. Hong Sik Park as a Director who              Mgmt          Against                        Against
       retires by rotation

3.C    Re-elect Mr. Akinobu Kodaira as a Director who            Mgmt          Against                        Against
       retires by rotation

4.     Re-elect Mr. Takayuki Hirashima as a Director             Mgmt          Against                        Against

5.     Approve the re-appoint of Mr. Raja M Alias,               Mgmt          For                            For
       as a Director of the Company, to hold office
       until the next AGM pursuant to Section 153(6)
       of the Companies Act Chapter 50

6.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       432,455 for the YE 30 SEP 2008

7.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

8.A    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and Rule 806 of the Listing Manual of the
       Singapore Exchange Securities Trading Limited
       [SGX-ST], to issue shares and convertible securities
       in the capital of the Company [whether by way
       of rights, bonus or otherwise or in pursuance
       of any offer, agreement or option made or granted
       by the Directors during the continuance of
       this authority which would or might require
       shares or convertible securities to be issued
       during the continuance of this authority or
       thereafter] at any time to such persons and
       upon such terms and conditions and for such
       purposes as the Directors may in their absolute
       discretion deem fit [not withstanding issue
       of shares pursuant to the offer, agreement
       or option or the conversion of the convertible
       securities may occur after the expiration of
       the authority contained in this resolution],
       the aggregate number of shares and convertible
       securities to be issued pursuant to this resolution
       shall not exceed 50% of the issued share capital
       of the Company, and provided further that where
       Members of the Company with registered addresses
       in Singapore are not given an opportunity to
       participate in the same on a pro rata basis,
       then the shares and convertible securities
       to be issued under such circumstances shall
       not exceed 20% of this issued share capital
       of the Company, and for the purpose of this
       resolution, the percentage of issued share
       capital shall be based on the Company's issued
       share capital at the time this resolution is
       passed [after adjusting for new shares arising
       from the conversion or exercise of convertible
       securities; new shares arising from exercise
       share options or vesting of share awards outstanding
       or subsisting at the time this resolution is
       passed, provided the options or awards were
       granted in compliance with the Listing Manual
       of the SGX-ST; and any subsequent consolidation
       or subdivision of shares]; and [Authority expires
       the earlier of the conclusion of next AGM of
       the Company or the date by which the next AGM
       of the Company is required by law to be held]

8.B    Authorize the Directors of the Company, to offer          Mgmt          For                            For
       and grant options in accordance with the provisions
       of the Cerebos Pacific Limited 1998 Executives'
       Share Option Scheme approved by share holders
       in general meeting on 28 MAY 1998, amended
       by shareholders in general meeting on 03 MAR
       2000 and amended by the Company on 07 FEB 2005
       and 14 AUG 2006, and was extend for a further
       period of 10 years by shareholders in general
       meeting on 28 JAN 2008[the 1998 Scheme], as
       may be amended further from time to time [the
       1998 Scheme], and pursuant to Section 161 of
       the Companies Act, Chapter 50, to allot and
       issue from time to time such number of shares
       in the Company as may be required to be issued
       and pursuant to the exercise of the options
       under the 1998 Scheme [not withstanding that
       such allotment and issue may occur after the
       conclusion of the next or any ensuring AGM
       of the Company], provided always that the aggregate
       number of shares to be issued pursuant to the
       1998 Scheme shall not exceed 5% of the issued
       share capital of the Company for the time being

9.     Amend the existing Rule 6.1 of the Cerebos Pacific        Mgmt          For                            For
       Limited 1998 executive Share Option Scheme
       as specified

10.    Authorize the Company, its subsidiaries and               Mgmt          For                            For
       associated Companies [the Group or Cerebos
       Group] that are entities at risk [as that term
       in used in Chapter 9] or any of them, for the
       purposes of Chapter 9 of the listing manual
       of the Singapore Exchange Securities Trading
       Limited, to enter into any of the transactions
       falling within the categories of interested
       person transactions, as specified with any
       party who is of the class of interested persons
       described in the addendum, provided that such
       transactions are carried out in the normal
       course of business, at arms length and on normal
       commercial terms and in accordance with the
       guidelines of the Company for such interested
       person transactions as specified [authority
       expires at the conclusion of the next AGM of
       the Company] authorize the Directors of the
       Company to complete and do all such acts things
       [including executing all such documents as
       may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the shareholders' Mandate
       and/or this resolution

11.    Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CHALLENGER FINANCIAL SERVICES GROUP LTD                                                     Agenda Number:  701736259
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q22685103
    Meeting Type:  AGM
    Meeting Date:  20-Nov-2008
          Ticker:
            ISIN:  AU000000CGF5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the financial report,             Non-Voting    No vote
       the Directors' report and the Independent Auditor's
       report for the Company and its controlled entities
       for the FYE 30 JUN 2008

2.     Re-elect Mr. Ashok Jacob as a Director of Challenger,     Mgmt          For                            For
       who retires by rotation in accordance with
       Clause 6.1 of the Constitution of the Company

3.     Re-elect Mr. James Packer as a Director of Challenger,    Mgmt          For                            For
       who retires by rotation in accordance with
       Clause 6.1 of the Constitution of  the Company

4.     Re-elect Mr. Thomas Barrack Jr., as a Director            Mgmt          For                            For
       of Challenger, who retires in accordance with
       Clause 6.1 of the Constitution of  the Company

5.     Re-elect Mr. Tatsuo Tanaka as a Director of               Mgmt          For                            For
       Challenger, who retires in accordance with
       Clause 6.1 of the Constitution of the Company

6.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008

7.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act 2001 [Cwlth] [Corporations Act] and the
       Listing Rules of the Australian Securities
       Exchange[ASX Listing Rules], including [as
       applicable] for the purposes of ASX Listing
       Rule 10.14 and Section 200B of the Corporations
       Act: a) the issue of 5,500,000 performance
       options to Mr. Dominic Stevens under the Challenger
       Performance Plan in accordance with the terms
       of the Proposed Service Agreement [Service
       Agreement] between Challenger and Mr. Dominic
       Stevens [2008 Performance Options] and the
       issue of fully-paid ordinary shares in Challenger
       to Mr. Dominic Stevens on the exercise of some
       or all of the 2008 Performance Options; b)
       the provision of benefits under the terms of
       the Service Agreement in connection with Mr.
       Dominic Stevens ceasing to hold a Board or
       Managerial Office in Challenger, each on the
       specified terms and conditions




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701815170
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1292D109
    Meeting Type:  EGM
    Meeting Date:  09-Mar-2009
          Ticker:
            ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

S.1    Amend, pursuant to Clause 31.1 of the trust               Mgmt          For                            For
       deed constituting Champion REIT dated 26 APR
       2006 [as supplemented by a first supplemental
       deed dated 05 DEC 2006 and a second supplemental
       deed dated 04 FEB 2008] [the Trust Deed] entered
       into between Eagle Asset Management (CP) Limited,
       as the Manager [the REIT Manager] of Champion
       REIT, and HSBC Institutional Trust Services
       (Asia) Limited, as trustee of Champion REIT
       [the Trustee]: the definition of "Distribution
       Calculation Date" in the Clause 1.1 of the
       Trust Deed to be deleted in its entirety and
       replaced with the text as specified, the Clause
       1.1 of the Trust Deed by inserting the specified
       definitions immediately after the definition
       of Significant Holder, the Clause 20.1 of the
       Trust Deed to be deleted in its entirety and
       be replaced with the text as specified; authorize
       the REIT Manager, any Director of the REIT
       Manager and the Trustee each, to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required] as the REIT Manager, such
       the Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the matters resolved
       upon in this Resolution

S.2    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed: the Clause 7.1.5 of the Trust Deed to
       be deleted in its entirety and be replaced
       with the text as specified, the Clause 7.1.6(i)(a)(3)
       of the Trust Deed as specified, the Clause
       7.1.6(i)(a) of the Trust Deed by inserting
       the specified new paragraph immediately after
       Clause 7.1.6(i)(a)(3) of the Trust Deed as
       the new Clause 7.1.6(i)(a)(4), the Clause 7.1.6(i)(a)(4)
       of the Trust Deed by inserting the words as
       specified and renumbered as the new Clause
       7.1.6(i)(a)(5), Clause 7.2.6 of the Trust Deed
       by inserting the words "pursuant to Clause
       7.1.5" immediately after the words "In relation
       to any rights issue" and authorize the REIT
       Manager, any Director of the REIT Manager and
       the Trustee each to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the REIT Manager, such the Director of the
       REIT Manager or the Trustee, as the case may
       be, may consider expedient or necessary or
       in the interests of Champion REIT to give effect
       to the matters resolved upon this resolution

S.3    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed: the Clause 20.9 of the Trust Deed to
       be deleted in its entirety and be replaced
       with the text as specified, the Clause 7.1.6
       of the Trust Deed by inserting the specified
       new paragraph immediately after the new Clause
       7.1.6(i)(a)(5) of the Trust Deed as the new
       Clause 7.1.6(i)(a)(6) as specified and authorize
       the REIT Manager, any Director of the REIT
       Manager and the Trustee each to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required] as the REIT Manager, such
       Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the matters resolved
       upon in this Resolution

S.4    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, the Clause 11.4.2 of the Trust Deed to
       be deleted in its entirety and be replaced
       with the text as specified, the Clause 11.4.4
       of the Trust Deed to be deleted in its entirety
       and replaced with the text as specified and
       authorize the REIT Manager, any Director of
       the REIT Manager and the Trustee each to complete
       and do or cause to be done all such acts and
       things [including executing all such documents
       as may be required] as the REIT Manager, such
       Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the matters resolved
       upon in this Resolution

S.5    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed: the Clause 7.1 of the Trust Deed by inserting
       the specified new Clause immediately after
       Clause 7.1.8 of the Trust Deed, the Clause
       7.1.6(iii) of the Trust Deed by deleting the
       words "For the purposes of this Clause 7.1.6,
       7.1.7, 7.2.2 and 7.2.3" and replacing the same
       with the text as specified, the Clause 7.1.7(iii)
       of the Trust Deed by deleting the full stop
       at the end of Clause 7.1.7(iii) and replacing
       as specified and the Clause 7.1.7 of the Trust
       Deed by inserting the specified new paragraphs
       after Clause 7.1.7(iii), as the new Clauses
       7.1.7(iv), 7.1.7(v) and 7.1.7(vi), the excess
       application and the taking up of pro rata entitlements
       by the Connected Person in respect of a pro
       rata issue of Units and/or Convertible Instruments
       under Clause 7.1.5 or an open offer by the
       Trust, or Units are issued to a Connected Person
       pursuant to a reinvestment of distribution
       in accordance with Clause 20.9 as specified
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such the Director of the REIT Manager or the
       Trustee, as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the matters resolved
       upon in this Resolution

S.6    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, the definition of "Special Purpose Vehicle"
       in Clause 1.1 of the Trust Deed to be deleted
       in its entirety and replaced with the text
       as specified; the Clause 1 of the Trust Deed
       by inserting the specified text after Clause
       1.9, as new Clause 1.10, the Clause 15.2.1
       of the Trust Deed by replacing the words "by
       way of shareholding in" with the word "through"
       and deleting the words "which are unlisted
       corporations" and the Clause 15.5.1 to be deleted
       in its entirety and replaced with the text
       as specified; and authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such the Director of the REIT
       Manager or the Trustee, as the case may be,
       may consider expedient or necessary or in the
       interests of Champion REIT to give effect to
       the matters resolved upon in this Resolution

S.7    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, for Clause 15.5.2 of the Trust Deed to
       be deleted in its entirety and replaced with
       the text as specified; authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the matters
       resolved upon in this Resolution

S.8    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, the specified sentence to be inserted
       after the first sentence of Clause 6.5.2 of
       the Trust Deed, the specified sentence to be
       inserted as the final sentence of Clause 6.5.2
       of the Trust Deed and authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the matters
       resolved upon in this Resolution

S.9    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, for Clause 6.7.2 of the Trust Deed to
       be deleted in its entirety and replaced with
       the text as specified and authorize the REIT
       Manager, any Director of the REIT Manager and
       the Trustee each to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the REIT Manager, such director of the REIT
       Manager or the Trustee, as the case may be,
       may consider expedient or necessary or in the
       interests of Champion REIT to give effect to
       the matters resolved upon in this Resolution

S.10   Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, for Clause 17.1 of the Trust Deed to
       be deleted in its entirety and replaced with
       the text as specified; authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the matters
       resolved upon in this Resolution

S.11   Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, to insert immediately after the words
       "effecting of such borrowing or raising the
       amount thereof" in Clause 16.3.1 of the Trust
       Deed and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such the Director of the REIT Manager or the
       Trustee, as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the matters resolved
       upon in this Resolution

S.12   Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, for Clause 8.2 of the Trust Deed to be
       deleted in its entirety and replaced with the
       text as specified; and authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the matters
       resolved upon in this Resolution

S.13   Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, the Clause 24.5 of the Trust Deed to
       be deleted in its entirety and replaced with
       the text as specified; and authorize the REIT
       Manager, any Director of the REIT Manager and
       the Trustee each to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the REIT Manager, such Director of the REIT
       Manager or the Trustee, as the case may be,
       may consider expedient or necessary or in the
       interests of Champion REIT to give effect to
       the matters resolved upon in this Resolution

S.14   Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, the definition of "Issue Price" in Clause
       1.1 of the Trust Deed to be deleted in its
       entirety and replaced with the text as specified,
       the Clause 18.5.2 of the Trust Deed by deleting
       the words "Clause 7.2.4" and replacing the
       same with the words Clause 7.2.5, the Clause
       18.5 of the Trust Deed by inserting the specified
       new paragraph immediately after Clause 18.5.2
       of the Trust Deed, the Clause 11.1.3 of the
       Trust Deed by inserting the words "or any other
       limit or threshold provided for in any applicable
       laws or regulations [including the Code] is
       exceeded which may result in a breach of, or
       non-compliance with, any such applicable laws
       or regulations or in the imposition of any
       mandatory offer obligation" immediately after
       the words "and Holders' approval is not obtained"
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such the Director of the REIT Manager or the
       Trustee, as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the matters resolved
       upon in this Resolution

1.     Amend the distribution policy of Champion REIT            Mgmt          For                            For
       such that the REIT Manager may distribute to
       Unit holders an amount of not less than 90%
       of Champion REIT's annual distributable income
       [as specified in the Trust Deed] for each FY
       commencing from 01 JAN 2009 and for all subsequent
       financial years until further notice

2.     Approve a mandate to purchase Units be given              Mgmt          For                            For
       to the REIT Manager subject to the "Circular
       to Management Companies of SFC-authorized Real
       Estate Investment Trusts" issued on 31 JAN
       2008 by the Securities and Futures Commission
       of Hong Kong [the SFC] as specified, the exercise
       by the REIT Manager during the Relevant Period
       [as specified] of all powers of the REIT Manager
       to purchase units [Units, each a Unit] in Champion
       REIT on behalf of Champion REIT on The Stock
       Exchange of Hong Kong Limited [the SEHK], subject
       to and in accordance with the Trust Deed [as
       may be amended and supplemented from time to
       time], the Code on Real Estate Investment Trusts
       [the REIT Code], the guidelines issued by the
       SFC from time to time, applicable rules and
       regulations, and the laws of Hong Kong; the
       aggregate number of Units which may be purchased
       or agreed to be purchased by the REIT Manager
       pursuant to the approval in this resolution
       during the relevant period shall not exceed
       10% of the aggregate number of issued Units
       as at the date of the passing of this Resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of Unitholders or the expiration
       of the period within which the meeting referred
       to in this Resolution is required to be held
       under the Trust Deed, the REIT Code or any
       applicable Laws]




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701899760
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1292D109
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

       To note the audited financial statements of               Non-Voting    No vote
       Champion REIT together with the Auditor's report
       for the YE 31 DEC 2008

       To note the payment of distribution for the               Non-Voting    No vote
       YE 31 DEC 2008

       To note the appointment of Auditor of Champion            Non-Voting    No vote
       REIT and the fixing of their remuneration

1.     Approve to purchase Units be given to Eagle               Mgmt          For                            For
       Asset Management [CP] Limited, as the manager
       [the "REIT Manager"] of Champion Real Estate
       Investment Trust ["Champion REIT"], subject
       to the "Circular to Management Companies of
       SFC-authorized Real Estate Investment Trusts"
       issued on 31 JAN 2008 by the Securities and
       Futures Commission of Hong Kong [the "SFC"],
       and paragraph (b) below, the exercise by the
       REIT Manager during the Relevant Period [as
       defined in paragraph (c) below] of all powers
       of the REIT Manager to purchase units ["Units",
       each a "Unit"] in Champion REIT on behalf of
       Champion REIT on The Stock Exchange of Hong
       Kong Limited, subject to and in accordance
       with the Trust Deed [as may be amended and
       supplemented from time to time], the Code on
       Real Estate Investment Trusts [the "REIT Code"],
       the guidelines issued by the Securities and
       Futures Commission of Hong Kong from time to
       time, applicable rules and regulations, and
       the laws of Hong Kong, be and the same, is
       hereby generally and unconditionally; the aggregate
       number of Units which may be purchased or agreed
       to be purchased by the REIT Manager pursuant
       to the approval in paragraph (a) above during
       the Relevant Period shall not exceed 10% of
       the aggregate number of issued Units as at
       the date of the passing of this resolution
       and the authority pursuant to paragraph (a)
       of this resolution shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Unitholders or the expiration
       of the period within which the meeting referred
       to in i) above is required to be held under
       the Trust Deed, the REIT Code or any applicable
       Laws]




--------------------------------------------------------------------------------------------------------------------------
 CHAODA MODERN AGRICULTURE  HLDGS LTD                                                        Agenda Number:  701764892
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2046Q107
    Meeting Type:  AGM
    Meeting Date:  10-Dec-2008
          Ticker:
            ISIN:  KYG2046Q1073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the FYE 30 JUN 2008

2.     Approve the final dividend for the FYE 30 JUN             Mgmt          For                            For
       2008

3.A    Re-elect Mr. Fong Jao as an Executive Director            Mgmt          Against                        Against
       of the Company

3.B    Re-elect Mr. Chen Jun Hua as an Executive Director        Mgmt          For                            For
       of the Company

3.C    Re-elect Mr. Chan Chi Po, Andy as an Executive            Mgmt          For                            For
       Director of the Company

3.D    Re-elect Professor Lin Shun Quan as an Independent        Mgmt          Against                        Against
       Non-Executive Director of the Company

3.E    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [the Directors] to fix the remuneration of
       the Directors'

4.     Re-appoint Grant Thornton as the Auditors of              Mgmt          For                            For
       the Company and authorize the Directors to
       fix their remuneration

5.A    Approve, conditional upon the Listing Committee           Mgmt          For                            For
       of the Stock Exchange of Hong Kong Limited
       [the 'Stock Exchange'] granting the listing
       of, and permission to deal in, the Bonus Shares
       [as defined below] to be issued pursuant to
       this resolution, an amount of approximately
       HKD 9,739,872.10 standing to the credit of
       the share premium account of the Company capitalized
       in accordance with Article 142 of the Articles
       of Association of the Company and authorize
       the Directors to apply such amount in paying
       up in full at par 97,398,721 new ordinary shares
       of HKD 0.10 each in the capital of the Company
       [the 'Bonus Shares'] to be allotted, issued
       and distributed, credited as fully paid, to
       the Members of the Company whose names appear
       on the register of the Members of the Company
       at the close of business on 10 DEC 2008 on
       the basis of one Bonus Share for every 25 existing
       issued shares of the Company held [the 'Bonus
       Issue']; the Bonus Shares shall rank pari passu
       in all respects with the then existing issued
       shares of the Company except that they will
       not be entitled to participate in any dividend
       declared or recommended by the Company in respect
       of the FYE 30 JUN 2008; no fractional Bonus
       Shares shall be allotted to Members of the
       Company and fractional entitlements [if any]
       will be aggregated and sold for the benefit
       of the Company; and to do all acts and things
       as may be necessary and expedient in connection
       with or to give effect to the Bonus Issue including
       but not limited to the issue of the Bonus Shares,
       adjusting the amount to be capitalized out
       of the share premium account of the Company
       and adjusting the number of the Bonus Shares
       to be allotted, issued and distributed in the
       manner as in this resolution

5.B    Authorize the Directors of the Company to purchase,       Mgmt          For                            For
       or otherwise acquire shares of HKD 0.10 each
       in the capital of the Company on The Stock
       Exchange or on any other stock exchange on
       which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and requirements of
       the Rules Governing the Listing of Securities
       on The Stock Exchange [as amended from time
       to time], not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws to be held]

5.C    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements, options [including bonds, warrants
       and debentures convertible into shares of the
       Company] and rights of exchange or conversion
       which might require the exercise of such powers
       during and after the end of the relevant period,
       shall not exceed 20% of the aggregate amount
       of share capital of the Company in issue as
       at the date of passing this resolution, and
       otherwise than pursuant to: a) a rights issue
       [as defined below]; or b) the exercise of options
       under any share option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to option holders of shares in the Company;
       or c) the exercise of any rights of conversion
       under any convertible bonds, debentures or
       notes issued by the Company; or d) the exercise
       of the subscription rights attaching to any
       warrants which may be issued by the Company;
       and/or e) the issue of bonus shares pursuant
       to the passing of the resolution in No.5(A)
       and/or any scrip dividend and/or other similar
       arrangement provided for the allotment of shares
       in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws to be held]

5.D    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.B and 5.C, to extend the general mandate
       granted to the Directors of the Company to
       allot, issue and otherwise deal with the shares
       of the Company pursuant to Resolution 5.C by
       the addition thereto of an amount representing
       the aggregate nominal amount of the shares
       of the Company purchased or otherwise acquired
       by the Company pursuant to Resolution 5.B,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHARTERED SEMICONDUCTOR MFG LTD                                                             Agenda Number:  701870025
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1297M104
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  SG1H23874727
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the share consolidation                           Mgmt          For                            For

2.     Approve the payment of standby purchaser fee              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHARTERED SEMICONDUCTOR MFG LTD                                                             Agenda Number:  701870518
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1297M104
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  SG1H23874727
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited accounts and the reports of             Mgmt          For                            For
       the Directors and the Auditors

2.1    Re-elect Mr. Philip Tan Yuen Fah as a Director            Mgmt          For                            For

2.2    Re-elect Mr. Steven H. Hamblin as a Director              Mgmt          For                            For

3.a.1  Re-appoint Mr. Charles E. Thompson as a Director          Mgmt          For                            For

3.a.2  Re-appoint Mr. Pasquale Pistorio as a Director            Mgmt          For                            For

3.a.3  Re-appoint Mr. Maurizio Ghirga as a Director              Mgmt          For                            For

3.b    Approve to record the retirement of Mr. Andre             Mgmt          For                            For
       Borrel, a Director ceasing to hold office pursuant
       to Section 153 of the Companies Act, Chapter
       50

4.     Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Directors to fix their remuneration

5.a    Approve the Additional Directors fees of SGD              Mgmt          For                            For
       63,000 for YE 31 DEC 2008

5.b    Approve the Director fees of up to SGD 600,000            Mgmt          For                            For
       for YE 31 DEC 2009

6.a    Authorize the Directors to allot and issue shares         Mgmt          For                            For
       pursuant to Section 161 of the Companies Act
       Chapter 50

6.b    Authorize the Directors to create and issue               Mgmt          For                            For
       securities and to allot and issue shares in
       connection therewith pursuant to Section 161
       of the Companies Act, Chapter 50

6.c    Authorize the Directors to offer and grant restricted     Mgmt          For                            For
       share units and to allot and issue additional
       shares pursuant to the Chartered Semiconductor
       Manufacturing Ltd Restricted Share Unit Plan
       2007 [the Restricted Share Unit Plan 2007]

6.d    Authorize the Directors to offer and grant performance    Mgmt          For                            For
       share units and to allot and issue additional
       shares pursuant to the Chartered Semiconductor
       Manufacturing Ltd Performance Share Unit Plan
       2007 [the Performance Share Unit Plan 2007]

7.     Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CHEVALIER INTL HLDGS LTD                                                                    Agenda Number:  701673104
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2097Z147
    Meeting Type:  AGM
    Meeting Date:  26-Sep-2008
          Ticker:
            ISIN:  BMG2097Z1471
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 MAR 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.A.I  Re-elect Mr. Ho Sai Hou, as a Director                    Mgmt          Against                        Against

3.AII  Re-elect Mr. Yang Chuen Liang, Charles as a               Mgmt          For                            For
       Director

3AIII  Re-elect Mr. Sun Kai Dah, George as a Director            Mgmt          For                            For

3.B    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company [whether pursuant to
       an option or otherwise] by the Directors of
       the Company pursuant to the said approval,
       otherwise than pursuant to: i) a rights issue
       [as hereinafter defined]; or ii) the exercise
       of subscription rights under any share option
       scheme of the Company; or iii) an issue of
       shares as scrip dividends pursuant to the Bye-laws
       of the Company from time to time; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-laws of the
       Company or any applicable law of Bermuda to
       be held]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its shares in the capital of the Company, subject
       to and in accordance with all applicable laws
       and requirements of the Rules Governing the
       Listing of Securities, on The Stock Exchange
       of Hong Kong Limited as amended from time to
       time during and after the Relevant Period,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-laws of
       the Company or any applicable law of Bermuda
       to be held]

7.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors of the Company, to allot,
       issue and deal with additional shares pursuant
       to Resolution 5, by the addition thereto of
       an amount representing the aggregate nominal
       amount of the share capital of the Company
       which may be allotted or agreed conditionally
       or unconditionally to be allotted pursuant
       to such general mandate the aggregate nominal
       amount of share in the capital of the Company,
       repurchased by the Company under the authority
       granted pursuant to Resolution 6, provided
       that such amount not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA AGRI-INDUSTRIES HLDGS LTD                                                             Agenda Number:  701782129
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1375F104
    Meeting Type:  EGM
    Meeting Date:  23-Dec-2008
          Ticker:
            ISIN:  HK0606037437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE IN 'FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve and ratify, the New COFCO Mutual Supply           Mgmt          For                            For
       Agreement [as specified in the circular to
       shareholders of the Company dated 06 DEC 2008
       [Circular]] dated 21 NOV 2008 relating to the
       mutual supply of raw materials, products, finance,
       logistics, agency and other related services
       between the COFCO Group [as specified in the
       Circular] and the Group [as specified in the
       Circular]; and that the maximum aggregate annual
       transaction value in respect of the products
       and services to be supplied by the COFCO Group
       to the Group pursuant to the New COFCO Mutual
       Supply Agreement for the 3 YE 31 DEC 2011 be
       fixed at RMB 39,170.9 million, RMB 49,545.2
       million and RMB 55,011 .4 million, respectively;
       and that the maximum aggregate annual transaction
       value in respect of the products and services
       to be supplied by the Group to the COFCO Group
       pursuant to the New COFCO Mutual Supply Agreement
       for the 3 YE 31 DEC 2011 be fixed at RMB 5,822.4
       million, RMB 7,451.6 million and RMB 9,750.4
       million, respectively

2.     Approve and ratify, the Wilmar Mutual Supply              Mgmt          For                            For
       Agreement [as specified in the Circular] dated
       21 NOV 2008 relating to the mutual supply of
       raw materials, products, logistics and other
       related services between the Wilmar International
       Group [as specified in the Circular] and the
       Group (as specified in the Circular); and that
       the maximum aggregate annual transaction value
       in respect of the products and services to
       be supplied by the Wilmar International Group
       to the Group pursuant to the Wilmar Mutual
       Supply Agreement for the 3 YE 31 DEC 2011 be
       fixed at RMB 7,403.0 million, RMB 8,813.3 million
       and RMB 10,505.5 million respectively; and
       that the maximum aggregate annual transaction
       value in respect of the products and services
       to be supplied by the Group to the Wilmar International
       Group pursuant to the Wilmar Mutual Supply
       Agreement for the 3 YE 31 DEC 2011 be fixed
       at RMB 9,088.4 million, RMB 10,933.2 million
       and RMB 13,057.6 million, respectively

3.     Approve and ratify, the China Foods Supply Agreement      Mgmt          For                            For
       [as specified in the Circular] dated 21 NOV
       2008 relating to the supply of raw materials,
       products, logistics and other services by the
       Company and its subsidiaries to China Foods
       [as specified in the Circular] and its subsidiaries;
       and that the maximum aggregate annual transaction
       value in respect of the products and services
       to be supplied by the Company and its subsidiaries
       to China Foods and its subsidiaries pursuant
       to the China Foods Supply Agreement for the
       3 YE 31 DEC 2011 be fixed at RMB 12,855.5 million,
       RMB 16,739.1 million and RMB 21,388.0 million,
       respectively

4.     Approve and ratify, the New COFCO ADM Mutual              Mgmt          For                            For
       Supply Agreement [as specified in the Circular]
       dated 21 NOV 2008 relating to the mutual supply
       of edible oils, oilseeds, oilseeds meal, packaging
       materials, packaging services, finance, and
       other related materials and services between
       COFCO ADM [as specified in the Circular] and
       its associates and the Group [other than COFCO
       ADM]; that the maximum aggregate annual transaction
       value in respect of the products and services
       to be supplied by the COFCO ADM and its associates
       to the Group [other than COFCO ADM] pursuant
       to the New COFCO ADM Mutual Supply Agreement
       for the 3YE 31 DEC 2011 be fixed at RMB 2,420.8
       million, RMB 2,835.2 million and RMB 3,332.3
       million, respectively; and that the maximum
       aggregate annual transaction value in respect
       of the products and services to be supplied
       by the Group [other than COFCO ADM] to COFCO
       ADM and its associates pursuant to the New
       COFCO ADM Mutual Supply Agreement for the 3YE
       31 DEC 2011 be fixed at RMB 3,283.6 million,
       RMB 3,828.8 million and RMB 4,436.4 million,
       respectively

5.     Approve and ratify, the New ADM Mutual Supply             Mgmt          For                            For
       Agreement [as specified in the Circular] dated
       21 NOV 2008 relating to the mutual supply of
       the ADM Products [as specified in the Circular]
       between ADM Group [as specified in the Circular]
       and the Group; that the maximum aggregate annual
       transaction value in respect of the ADM Products
       to be supplied by the ADM Group to the Group
       pursuant to the New ADM Mutual Supply Agreement
       for the 3YE 31 DEC 2011 be fixed at RMB 16,144.0
       million, RMB 17,966.0 million and RMB 20,285.6
       million, respectively; and that the maximum
       aggregate annual transaction value in respect
       of the ADM Products to be supplied by the Group
       to the ADM Group pursuant to the New ADM Mutual
       Supply Agreement for the 3YE 31 DEC 2011 be
       fixed at RMB 2,720.2 million, RMB 2,871.6 million
       and RMB 3,039.3 million, respectively

6.     Approve and ratify, the New Lude Mutual Supply            Mgmt          For                            For
       Agreement [as specified in the Circular] dated
       21 NOV 2008 relating to the mutual supply of
       the raw materials, products and the related
       services [including wheat] between Dezhou Grains
       [as specified in the Circular) and its associates
       and the Group; that the maximum aggregate annual
       transaction value in respect of the raw materials,
       products and the related services [including
       wheat] to be supplied by Dezhou Grains and
       its associates to the Group pursuant to the
       New Lude Mutual Supply Agreement for the 3YE
       31 DEC 2011 be fixed at RMB 197.0 million,
       RMB 424.2 million and RMB 686.3 million, respectively;
       and that the maximum aggregate annual transaction
       value in respect of the raw materials, products
       and the related services [including wheat]
       to be supplied by the Group to Dezhou Grains
       and its associates pursuant to the New Lude
       Mutual Supply Agreement for the 3 YE 31 DEC
       2011 be fixed at RMB 320.0 million, RMB 691.2
       million and RMB 1,11 9.7 million, respectively

7.     Approve and ratify, the New No. 2 Storage Mutual          Mgmt          For                            For
       Supply Agreement [as specified in the Circular]
       dated 21 NOV 2008 relating to the mutual supply
       of the raw materials, products and the related
       services [including wheat] between No. 2 Storage
       [as specified in the Circular] and its associates
       and the Group be; that the maximum aggregate
       annual transaction value in respect of the
       raw materials, products and the related services
       [including wheat] to be supplied by No. 2 Storage
       and its associates to the Group pursuant to
       the New No. 2 Storage Mutual Supply Agreement
       for the 3 YE 31 DEC 2011 be fixed at RMB 392.0
       million, RMB 634.8 million and RMB 913.8 million,
       respectively; and that the maximum aggregate
       annual transaction value in respect of the
       raw materials, products and the related services
       [including wheat] to be supplied by the Group
       to No. 2 Storage and its associates pursuant
       to the New No. 2 Storage Mutual Supply Agreement
       for the 3 YE 31 DEC 2011 be fixed at RMB 515.0
       million, RMB 901.8 million and RMB 1,347.2
       million, respectively

8.     Approve and ratify, the Toyota Tsusho Mutual              Mgmt          For                            For
       Supply Agreement [as specified in the Circular]
       dated 21 NOV 2008 relating to the mutual supply
       of raw materials, products and services including
       bread, rice, yeast, other related products,
       technology and services between Toyota Tsusho
       [as specified in the Circular] and its associates
       and the Group; that the maximum aggregate annual
       transaction value in respect of the raw materials,
       products and services including bread, rice,
       yeast, other related products, technology and
       services to be supplied by Toyota Tsusho and
       its associates to the Group pursuant to the
       Toyota Tsusho Mutual Supply Agreement for the
       3 YE 31 DEC 2011 be fixed at RMB 7.0 million,
       RMB 14.8 million and RMB 23.5 million, respectively;
       and that the maximum aggregate annual transaction
       value in respect of the raw materials, products
       and services including bread, rice, yeast,
       other related products, technology and services
       to be supplied by the Group to Toyota Tsusho
       and its associates pursuant to the Toyota Tsusho
       Mutual Supply Agreement for the 3 YE 31 DEC
       2011 be fixed at RMB 106.5 million, RMB 171.4
       million and RMB 239.0 million, respectively

9.     Approve and ratify, the Hakubaku Mutual Supply            Mgmt          For                            For
       Agreement [as specified in the Circular] dated
       21 NOV 2008 relating to the mutual supply of
       raw materials, products, technology and related
       services including noodles, flours and other
       related products technology and services between
       Hakubaku [as specified in the Circular] and
       its associates and the Group; that the maximum
       aggregate annual transaction value in respect
       of the raw materials, products, technology
       and related services including noodles, flours
       and other related products technology and services
       to be supplied by Hakubaku and its associates
       to the Group pursuant to the Hakubaku Mutual
       Supply Agreement for 3 YE 31 DEC 2011 be fixed
       at RMB 2.0 million, RMB 4.0 million and RMB
       6.0 million, respectively; and that the maximum
       aggregate annual transaction value in respect
       of the raw materials, products, technology
       and related services including noodles, flours
       and other related products technology and services
       to be supplied by the Group to Hakubaku and
       its associates pursuant to the Hakubaku Mutual
       Supply Agreement for the 3 YE 31 DEC 2011 be
       fixed at RMB 390.0 million, RMB 766.8 million
       and RMB 1,201.4 million, respectively

10.    Approve and ratify, the Xiamen Seashine Mutual            Mgmt          For                            For
       Supply Agreement [as specified in the Circular]
       dated 21 NOV 2008 relating to the mutual supply
       of raw materials, products and related services
       including wheat, flour, other relevant products
       and services between Xiamen Seashine [as specified
       in the Circular] and its associates and the
       Group; that the maximum aggregate annual transaction
       value in respect of the raw materials, products
       and related services including wheat, flour,
       other relevant products and services to be
       supplied by Xiamen Seashine and its associates
       to the Group pursuant to the Xiamen Seashine
       Mutual Supply Agreement for the 3 YE 31 DEC
       2011 be fixed at RMB 97.5 million, RMB 210.6
       million and RMB 341.2 million, respectively;
       and that the maximum aggregate annual transaction
       value in respect of raw materials, products
       and related services including wheat, flour,
       other relevant products and services to be
       supplied by the Group to Xiamen Seashine and
       its associates pursuant to the Xiamen Seashine
       Mutual Supply Agreement for the 3 YE 31 DEC
       2011 be fixed at RMB 240.0 million, RMB 518.4
       million and RMB 839.8 million, respectively

11.    Approve and ratify, the Zhengzhou Flour Mutual            Mgmt          For                            For
       Supply Agreement [as specified in the Circular]
       dated 21 NOV 2008 relating to the mutual supply
       of raw materials, products and services including
       wheat between Zhengzhou Flour [as specified
       in the Circular] and its associates and the
       Group; that the maximum aggregate annual transaction
       value in respect of the raw materials, products
       and services including wheat to be supplied
       by Zhengzhou Flour and its associates to the
       Group pursuant to the Zhengzhou Flour Mutual
       Supply Agreement for the 3 YE 31 DEC 2011 be
       fixed at RMB 97.5 million, RMB 210.6 million
       and RMB 341.2 million, respectively; and that
       the maximum aggregate annual transaction value
       in respect of raw materials, products and services
       including wheat to be supplied by the Group
       to Zhengzhou Flour and its associates pursuant
       to the Zhengzhou Flour Mutual Supply Agreement
       for the 3 YE 31 DEC 2011 be fixed at RMB 97.5
       million, RMB 210.6 million and RMB 341.2 million,
       respectively

12.    Approve and ratify, the No. 5 Storage Mutual              Mgmt          For                            For
       Supply Agreement [as specified in the Circular]
       dated 21 NOV 2008 relating to the mutual supply
       of raw materials, products and services [including
       wheat] between No. 5 Storage [as specified
       in the Circular] and its associates and the
       Group; that the maximum aggregate annual transaction
       value in respect of the raw materials, products
       and services [including wheat] to be supplied
       by No. 5 Storage and its associates to the
       Group pursuant to the No. 5 Storage Mutual
       Supply Agreement for the 3 YE 31 DEC 2011 be
       fixed at RMB 392.0 million, RMB 634.8 million
       and RMB 913.8 million, respectively; and that
       the maximum aggregate annual transaction value
       in respect of raw materials, products and services
       [including wheat] to be supplied by the Group
       to No. 5 Storage and its associates pursuant
       to the No. 5 Storage Mutual Supply Agreement
       for the 3 YE 31 DEC 2011 be fixed at RMB 515.0
       million, RMB 901.8 million and RMB 1,347.2
       million, respectively

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA AGRI-INDUSTRIES HLDGS LTD                                                             Agenda Number:  701837328
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1375F104
    Meeting Type:  EGM
    Meeting Date:  24-Mar-2009
          Ticker:
            ISIN:  HK0606037437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR ALL THE
       RESOLUTIONS. THANK YOU.

1.     Approve and ratify the execution of the Share             Mgmt          For                            For
       Sale and Purchase Agreement dated 17 FEB 2009
       and entered into between the Company and COFCO
       [Hong Kong] Limited in relation to the purchase
       of all issued shares of Kindgain Limited ["Kindgain
       Share Purchase Agreement"], a copy of which
       has been produced to the meeting marked "A"
       and initialed by the Chairman of the meeting
       for identification purpose, and the performance
       by the Company thereof, and the transactions
       contemplated; and authorize any 1 or more of
       the Directors to sign or execute such other
       documents or supplemental agreements or deeds
       on behalf of the Company and to do all such
       things and take all such actions as he or they
       may consider necessary or desirable for the
       purpose of giving effect to the Kindgain Share
       Purchase Agreement and completing the transactions
       contemplated therein with such changes as any
       such Director(s) may consider necessary, desirable
       or expedient; and to issue and allot 160,650,093
       shares of HKD 0.10 each in the share capital
       of the Company to COFCO [Hong Kong] Limited
       upon the completion of the Kindgain Share Purchase
       Agreement

2.     Approve and ratify the execution of the Share             Mgmt          For                            For
       Sale and Purchase Agreement dated 17 FEB 2009
       and entered into between the Company and COFCO
       [Hong Kong] Limited in relation to the purchase
       of all issued shares of Uptech Investments
       Limited ["Uptech Investments Share Purchase
       Agreement"], a copy of which has been produced
       to the meeting marked "B" and initialed by
       the Chairman of the meeting for identification
       purpose, and the performance by the Company
       thereof, and the transactions contemplated;
       and authorize any 1 or more of the Directors
       to sign or execute such other documents or
       supplemental agreements or deeds on behalf
       of the Company and to do all such things and
       take all such actions as he or they may consider
       necessary or desirable for the purpose of giving
       effect to the Uptech Investments Share Purchase
       Agreement and completing the transactions contemplated
       therein with such changes as any such Director(s)
       may consider necessary, desirable or expedient;
       and to issue and allot 15,113,975 shares of
       HKD 0.10 each in the share capital of the Company
       to COFCO [Hong Kong] Limited upon the completion
       of the Uptech Investments Share Purchase Agreement

3.     Approve and ratify the execution of the Share             Mgmt          For                            For
       Sale and Purchase Agreement dated 17 FEB 2009
       and entered into between the Company and COFCO
       [Hong Kong] Limited in relation to the purchase
       of all issued shares of Cheerlink International
       Limited ["Cheerlink International Share Purchase
       Agreement"], a copy of which has been produced
       to the meeting marked "C" and initialed by
       the Chairman of the meeting for identification
       purpose, and the performance by the Company
       thereof, and the transactions contemplated;
       and authorize any 1 or more of the Directors
       to sign or execute such other documents or
       supplemental agreements or deeds on behalf
       of the Company and to do all such things and
       take all such actions as he or they may consider
       necessary or desirable for the purpose of giving
       effect to the Cheerlink International Share
       Purchase Agreement and completing the transactions
       contemplated therein with such changes as any
       such Director(s) may consider necessary, desirable
       or expedient; and to issue and allot 73,489,345
       shares of HKD 0.10 each in the share capital
       of the Company to COFCO [Hong Kong] Limited
       upon the completion of the Cheerlink International
       Share Purchase Agreement

4.     Approve and ratify the execution of the Share             Mgmt          For                            For
       Sale and Purchase Agreement dated 17 FEB 2009
       and entered into between the Company and COFCO
       [Hong Kong] Limited in relation to the purchase
       of all issued shares of Parkwing Limited ["Parkwing
       Share Purchase Agreement"], a copy of which
       has been produced to the meeting marked "D"
       and initialed by the Chairman of the meeting
       for identification purpose, and the performance
       by the Company thereof, and the transactions
       contemplated; and authorize any 1 or more of
       the Directors to sign or execute such other
       documents or supplemental agreements or deeds
       on behalf of the Company and to do all such
       things and take all such actions as he or they
       may consider necessary or desirable for the
       purpose of giving effect to the Parkwing Share
       Purchase Agreement and completing the transactions
       contemplated therein with such changes as any
       such Director(s) may consider necessary, desirable
       or expedient; and to issue and allot 14,373,070
       shares of HKD 0.10 each in the share capital
       of the Company to COFCO [Hong Kong] Limited
       upon the completion of the Parkwing Share Purchase
       Agreement

5.     Approve and ratify the execution of the Assets            Mgmt          For                            For
       Purchase Agreement dated 17 FEB 2009 and entered
       into between COFCO Bio-chemical Energy [Gongzhuling]
       Company Ltd ["COFCO Gongzhuling"] and Jilin
       COFCO Bio-chemical Company Ltd in relation
       to the purchase of assets by COFCO Gongzhuling
       ["Assets Purchase Agreement"], a copy of which
       has been produced to the meeting marked "E"
       and initialed by the Chairman of the meeting
       for identification purpose, and the performance
       by COFCO Gongzhuling thereof, and the transactions
       contemplated; authorize any 1 or more of the
       Directors to sign or execute such other documents
       or supplemental agreements or deeds and to
       do all such things and take all such actions
       as he or they may consider necessary or desirable
       for the purpose of giving effect to the Assets
       Purchase Agreement and completing the transactions
       contemplated therein with such changes as any
       such Director(s) may consider necessary, desirable
       or expedient




--------------------------------------------------------------------------------------------------------------------------
 CHINA AGRI-INDUSTRIES HLDGS LTD                                                             Agenda Number:  701906591
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1375F104
    Meeting Type:  EGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  HK0606037437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR THIS RESOLUTION.
       THANK YOU.

1.     Approve the execution of the Joint Venture Agreement      Mgmt          For                            For
       [the "JV Agreement"] dated 16 MAR 2009 and
       entered into between Excel Joy International
       Company Limited ["Excel Joy"] and COFCO Limited
       in relation to the establishment of Tianjin
       COFCO Excel Joy Lingang Storage Company Limited
       [the "New JV Co"], a copy of which as been
       produced to the meeting marked "A" and initiated
       by the Chairman of the meeting for identification
       purpose, adoption of the articles of association
       of the New JV Co ["New JV Articles"] and the
       performance by Excel Joy of the transactions
       contemplated; and authorize any 1 or more of
       the Directors of the Company [the "Directors"]
       to sign or execute such other documents or
       supplemental agreements or deeds on behalf
       of the Company and to do all such things and
       take all such actions as he or they may consider
       necessary or desirable for the purpose of giving
       effect to the JV Agreement and the New JV Articles
       and the transactions contemplated therein with
       such changes as any Director's may consider
       necessary, desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 CHINA AGRI-INDUSTRIES HOLDINGS LTD                                                          Agenda Number:  701708058
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1375F104
    Meeting Type:  EGM
    Meeting Date:  30-Sep-2008
          Ticker:
            ISIN:  HK0606037437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to revise the maximum aggregate transaction       Mgmt          For                            For
       value of the purchases from COFCO Group [as
       specified in the Circular] pursuant to the
       Mutual Supply Agreement [as specified in the
       Circular] for the YE 31 DEC 2008 to RMB 34,119.29
       million and that the maximum aggregate transaction
       value of the sales to COFCO Group pursuant
       to the Mutual Supply Agreement [as specified
       in the Circular] for the YE 31 DEC 2008 to
       RMB 2,236.3 Million

2.     Approve to revise the maximum aggregate transaction       Mgmt          For                            For
       value of the purchases from Wilmar Group pursuant
       to the Oil-related Mutual Supply Agreement
       [as specified in the Circular] for the YE 31
       DEC 2008 to RMB 3,640.0 Million and that the
       maximum aggregate transaction value of the
       sales to the Wilmar Group pursuant to the Oil-related
       Mutual Supply Agreement [as specified in the
       Circular] for the YE 31 DEC 2008 to RMB 5,668.0
       million

3.     Approve to revise the maximum aggregate transaction       Mgmt          For                            For
       value of the sales to COFCO Foods pursuant
       to the Oil-related Mutual Supply Agreement
       [as specified in the Circular] for the YE 31
       DEC 2008 to RMB 7,000 million

4.     Approve and ratify the ADM Mutual Supply Agreement        Mgmt          For                            For
       dated 20 AUG 2008 relating to the mutual supply
       of raw materials and products and ancillary
       equipment and services between ADM and the
       Group and that the maximum aggregate annual
       transaction value in respect of the products
       and services to be supplied by ADM to the Group
       pursuant to the ADM Mutual Supply Agreement
       for the YE 31 DEC 2008 be fixed at RMB 9,690
       million; and that the maximum aggregate annual
       transaction value in respect of the products
       and services to be supplied by the Group to
       ADM pursuant to the ADM Mutual Supply Agreement
       for the YE 31 DEC 2008 be fixed at RMB 1,112
       million




--------------------------------------------------------------------------------------------------------------------------
 CHINA DONGXIANG (GROUP) CO LTD                                                              Agenda Number:  701886814
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2112Y109
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  KYG2112Y1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       [Directors] and the Auditors of the Company
       for the YE 31 DEC 2008

2.A    Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For
       to the shareholders of the Company which shall
       be paid out of the share premium account of
       the Company, if necessary, subject to provisions
       of the Companies Law [2007 revision] of the
       Cayman Islands

2.B    Declare a final special dividend for the YE               Mgmt          For                            For
       31 DEC 2008 to the shareholders of the Company
       which shall be paid out of the share premium
       account of the Company, if necessary, subject
       to provisions of the Companies Law [2007 revision]
       of the Cayman Islands

3.A    Re-elect Mr. Mak Kin Kwong as a Director and              Mgmt          For                            For
       authorize the Board of Directors of the Company
       to fix his remuneration

3.B    Re-elect Dr. Xiang Bing as a Director and authorize       Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

4.     Re-appoint Messrs. PricewaterhouseCoopers, Certified      Mgmt          For                            For
       Public Accountants, as the Auditors of the
       Company until the conclusion of the next AGM
       and authorize the Board to fix their remuneration

5.     Authorize the Directors, subject to this Resolution,      Mgmt          For                            For
       a general mandate granted to the Directors
       during the relevant period to allot, issue
       and deal with additional shares of HKD 0.01
       in the share capital of the Company [Shares]
       and to make or grant offers, agreements and
       options or warrants which would or might require
       the exercise of such powers during and after
       the end of relevant period, not exceeding 20%
       of the aggregate nominal amount of the share
       capital of the Company, otherwise than pursuant
       to: i) a rights issue; or ii) any option scheme
       or similar arrangement for the time being adopted
       by the Company for the purpose of granting
       or issuing Shares or rights to the acquire
       Shares of the Company to the Directors, officers
       and/or employees of the Company and/or any
       of its subsidiaries; or iii) any scrip dividend
       or similar arrangement pursuant to the Articles
       of Association of the Company for time to time;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company required by the Company's Articles
       of Association or any applicable Law to be
       held]

6.     Authorize the Directors, a general mandate given          Mgmt          For                            For
       during the relevant period to purchase or otherwise
       acquire shares of the Company in accordance
       with all applicable laws and requirements of
       the Rules Governing the Listing of securities
       on The Stock Exchange of Hong Kong Limited,
       or not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company required by the Company's Articles
       of Association or any applicable Law to be
       held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, the aggregate nominal amount of the
       Shares which are purchased or otherwise acquired
       by the Company pursuant to Resolution 6 shall
       be added to the aggregate nominal amount of
       the Shares which may be issued pursuant to
       Resolution 5, provided that such aggregated
       amount shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of this resolution

8.     Authorize the Board to pay out of the share               Mgmt          For                            For
       premium account of the Company such interim
       dividends to shareholders as may be declared
       from time to time during the period from the
       passing of the resolution until 31 DEC 2009
       up to a maximum amount of HKD 500,000,000,
       subject to provisions of the Companies Law
       [2007 revision] of the Cayman Islands




--------------------------------------------------------------------------------------------------------------------------
 CHINA EVERBRIGHT LTD                                                                        Agenda Number:  701887715
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1421G106
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  HK0165000859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE

1.     Receive and consider the Audited Financial Statements,    Mgmt          For                            For
       Directors' Report and Independent Auditor's
       Report for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Wang Weimin as a Director                    Mgmt          Against                        Against

3.B    Re-elect Mr. Seto Gin Chung, John as a Director           Mgmt          For                            For

3.C    Re-elect Dr. Lin Zhijun as a Director                     Mgmt          For                            For

3.D    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of Directors

4.     Re-appoint Auditors and authorize the Board               Mgmt          For                            For
       to fix the remuneration of Auditors

5.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       57B, to allot, issue and deal with additional
       shares of HKD 1.00 in the share capital of
       the Company or securities convertible into
       shares or options, warrants or similar rights
       to subscribe for shares and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company, otherwise than pursuant to
       i) a rights issue; or ii) the exercise of subscription
       or conversion rights attached to any warrants
       or securities; or iii) the exercise of options
       or similar arrangement; or iv) any scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by law]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 1.00 of the Company during the
       relevant period, on the Stock Exchange of Hong
       Kong Limited or any other stock exchange on
       which the shares of the Company have been or
       may be listed and recognized by the Securities
       and Futures Commission under the Hong Kong
       Code on share repurchases for such purposes,
       subject to and in accordance with all applicable
       laws and regulations, at such price as the
       Directors may at their discretion determine
       in accordance with all applicable laws and
       regulations, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is to be held by
       law]

7.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of Ordinary Resolutions 5.1
       and 5.2 set out in the notice convening this
       meeting, the general mandate granted to allot,
       issue and deal with additional shares in the
       Company pursuant to Ordinary Resolution 5.O.1
       set out in the notice convening this meeting
       be and is hereby extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of shares in the Company repurchased
       by the Company under the authority granted
       pursuant to Ordinary Resolution 5.O.2 set out
       in the notice convening this meeting, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       the said Ordinary Resolutions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE.IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA FISHERY GROUP LTD                                                                     Agenda Number:  701888096
--------------------------------------------------------------------------------------------------------------------------
        Security:  G21100121
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  KYG211001212
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and the            Mgmt          Abstain                        Against
       audited accounts of the Company for the YE
       31 DEC 2008 together with the Auditors report
       thereon

       Declare a first and final dividend of 6.03 Singapore      Non-Voting    No vote
       cents per ordinary share[tax not applicable]
       for the YE 31 DEC 2008 will be replaced with
       the proposed bonus issue, the proposed bonus
       issue is still pending approval from the relevant
       authority [2007: 2.19 Singapore cents per ordinary
       share[tax not applicable]]

2.     Re-elect Mr. Ng Joo Kwee as a Director, who               Mgmt          Against                        Against
       retires by rotation pursuant to Article 107
       of the Company's Article of Association

3.     Re-elect Mr. Tse Man Bun as a Director, who               Mgmt          For                            For
       retires by rotation pursuant to Article 107
       of the Company's Article of Association

4.     Re-elect Mr. Tan Ngiap Joo as a Director, who             Mgmt          For                            For
       retires by rotation pursuant to Article 111
       of the Company's Article of Association

5.     Approve the payment of the Directors fees of              Mgmt          For                            For
       HKD 720.000 [equivalent to USD 92,308 or SGD
       131,200] for the YE 31 DEC 2009, payable monthly
       in arrears [2008: HKD 720,000 [equivalent to
       USD 92,308 or SGD 131,262]

6.     Re-appoint Deloitte and Touche as the Company's           Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

       Transact any other business                               Non-Voting    No vote

7.     Authorize the Directors of the Company, to allot          Mgmt          For                            For
       and issue shares up to 50% of issued shares,
       pursuant to rule 806 of the Listing manual
       of the Singapore Exchange securities Trading
       Limited, to issue shares whether by any of
       rights bonus or otherwise and/or make grant
       offers or agreements or options that might
       or would require shares to be issued including
       but not limited to the creation and issue of[
       as well as adjustments to] documents or other
       instruments convertible into shares at any
       time and upon such terms and conditions and
       to such persons at the Directors may in their
       absolute discretion deem be and issue shares
       in pursuance as of any instrument made or granted
       by the Directors while this resolution in form
       provided that: the aggregate number of shares[including
       shares to be issued in pursuance of instruments
       made or granted], does not exceed 50% of the
       total number of issued shares in the capital
       of the Company, at the time of passing this
       resolution, of which the aggregate number of
       shares to be issued in pursuance of instruments
       made or granted, shall not exceed 20% of the
       total number of issued shares in the Company;
       for the purpose of determining the aggregate
       number of shares that may be issued, the total
       no of issued shares shall be based on the total
       number of issued shares of the Company as at
       the date of the passing this resolution, after
       adjusting for; new shares arising from the
       conversions of securities of exercise of convertible
       securities and new shares arising from exercising
       share options of vesting of share awards, which
       are outstanding or substituting at the time
       that the resolution is passed; ii) any subsequent
       bonus issue, consolidation or subdivision of
       shares; [Authority expires the earlier of the
       conclusion of the next AGM or the expiration
       of the period within which the next AGM is
       to be held By Law]

8.     Authorize the Directors of the Company, to allot          Mgmt          For                            For
       and issue from time to time such number of
       fully-paid shares in the Company as may be
       required to be issued pursuant to the vesting
       of the award under the CFGL Share Award Scheme[the
       Scheme], provided that the aggregate number
       of new shares to be issued pursuant to a) the
       scheme, shall not exceed 10% of the total number
       of issued shares in the capital of the Company
       as at the date of approval of the scheme by
       the shareholders; and b) the scheme; and any
       other share scheme which the Company may have
       in place, shall not exceed 15% of the total
       number of issued shares in the capital of the
       Company from time to time




--------------------------------------------------------------------------------------------------------------------------
 CHINA FISHERY GROUP LTD                                                                     Agenda Number:  701901553
--------------------------------------------------------------------------------------------------------------------------
        Security:  G21100121
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  KYG211001212
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company and its subsidiaries or             Mgmt          For                            For
       any of them, for the purposes of Chapter 9
       of the Listing Manual of the Singapore Exchange
       Securities Trading Limited, to enter into,
       amend and/or renew any of the transactions
       falling within the types of interested person
       transactions as specified; [Authority expires
       at the conclusion of the next AGM of the Company];
       and authorize the Directors of the Company
       and/or any of them to complete and do all such
       acts and things [including executing all such
       documents as may be required] as they and/or
       he may consider expedient or necessary or in
       the interests of the Company to give effect
       to the IPT Mandate and/or this Resolution 1

2.     Authorize the Director of the Company, for the            Mgmt          For                            For
       purpose of the Listing Manual of the Singapore
       Exchange Securities Trading Limited [the SGX-ST]
       and subject to the Companies Law Chapter 22
       [Law 3 of 1961, as consolidated and revised]
       of Cayman Islands, to exercise of all the powers
       of the Company to purchase or acquire issued
       ordinary shares fully paid in the capital of
       the Company [Shares] not exceeding in aggregate
       the prescribed limit [number of shares issued
       representing 10% of the issued ordinary shares
       capital of the Company as at the date of the
       passing of this Resolution 2 unless the Company
       has effected a reduction of its share capital
       in accordance with the applicable the issued
       ordinary share capital of the Company shall
       be taken to be the amount of the issued ordinary
       share capital of the Company as altered; at
       such price or prices may be determined by the
       Directors fro time to time up to the "Maximum
       Price" in relation to a Share to be purchased,
       means the purchase price [excluding related
       brokerage, commission, applicable goods and
       services tax, stamp duties, clearance fees
       and other related expenses] [not exceeding
       i) in the case of a market purchase, 105% of
       the average closing price of the shares; and
       ii) in the case of an off-market purchase,
       120% of the average closing price for the shares,
       and whether byway of: (i) on-market purchases
       on the SGX-ST, transacted through the Central
       Limit Order Book trading system of the SGX-ST
       [Market Purchase]; and/or (ii) off-market purchases
       [if effected otherwise than on the SGX-ST]
       in accordance with any equal access scheme(s)
       as may be determined or formulated by the Director
       as they Consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Cayman Companies Law and the Listing Manual
       [Off-Market Purchase], [the Share Buy Back
       Mandate]; [Authority expires the earlier of
       the date on which the next AGM of  the Company
       is held or the date by which the next AGM is
       required by law to be held]; authorize the
       Directors of the Company and/or any of them
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as they and/or he may consider
       expedient or necessary or in the interests
       of the Company to give effect of the transaction
       contemplated and/or authorized by this Resolution
       2

3.     Approve the bonus issue [the "Bonus issue"]               Mgmt          For                            For
       of 78,208,000 new ordinary shares of USD 0.05
       each in the capital of the Company [the Bonus
       Shares] and authorize the Directors to allot
       and issue, such Bonus Shares on the basis of
       01 Bonus Share, credited as fully paid for
       every 10 existing issued ordinary share of
       USD 0.05 each in the capital of the Company
       [the "Shares"] held by persons who as at the
       date and time to be determined by the Directors
       ["Books Closure Date"] are registered holders
       of existing fully paid Shares, with fractional
       entitlements to be disregarded and disposed
       of in such manner as the Directors in their
       absolute discretion deem fit for the benefit
       of the Company; for the purpose of effecting
       Bonus Issue, a sum of USD 3,910,400 being part
       of the amount standing to the credit of the
       retained earnings of the Company as at 31 DEC
       2008, be capitalized and applied in paying
       up in full the Bonus Shares at par; and to
       do all such acts and things as may be required
       or desirable to give effect to this resolution
       [including without limit to the foregoing,
       allotting and issuing the Bonus Shares], and
       directing the Central depository [Pte] Limited
       ['CDP'] to credit the securities account of
       persons holding existing issued Shares through
       CDP with the Bonus Shares in the proportion
       of 01 Bonus Share for every 10 existing issued
       Shares standing to the credit of their securities
       accounts as at the Books Closure Date




--------------------------------------------------------------------------------------------------------------------------
 CHINA FOODS LTD                                                                             Agenda Number:  701785757
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2154F109
    Meeting Type:  SGM
    Meeting Date:  29-Dec-2008
          Ticker:
            ISIN:  BMG2154F1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve: and ratify, the China Agri Purchase              Mgmt          For                            For
       Agreement [as specified], entered into between
       the Company and China Agri-Industries Holdings
       Limited dated 21 NOV 2008 [as specified], relating
       to the supply of bulk edible oil and other
       raw materials and products and provision of
       logistics and other related services by China
       Agri-Industries Holdings Limited and its associates
       to the Company and its subsidiaries [the Group]
       [as specified] and all transactions contemplated
       thereunder, and the maximum aggregate transaction
       values under the China Agri Purchase Agreement
       for the years ending 31 DEC 2009, 2010 and
       2011 of RMB 12,786 million, RBM 16,590 million
       and RMB 21,160 million, respectively

2.     Approve: and ratify, the CPMC Purchase Agreement          Mgmt          For                            For
       [as specified], entered into between the Company
       and CPMC Holdings Limited dated 28 NOV 2008
       [as specified], relating to the supply of packaging
       materials and related parts by CPMC Holdings
       Limited and its associates to the Group and
       all transactions contemplated thereunder, and
       the maximum aggregate transaction values under
       the CPMC Purchase Agreement for the years ending
       31 DEC 2009, 2010 and 2011 of RMB 21.9 million,
       RMB 26.6 million and RMB 31.1 million, respectively

3.     Approve: and ratify, the Sugar Purchase Agreement         Mgmt          For                            For
       [as specified], entered into between the Company
       and COFCO Limited dated 28 NOV 2008 [as specified],
       relating to the supply of sugar by COFCO Limited
       and its associates to the Group and all transactions
       contemplated thereunder, and the maximum aggregate
       transaction values under the Sugar Purchase
       Agreement for the years ending 31 DEC 2009,
       2010 and 2011 of RMB 161 million, RMB 194 million
       and RMB 233 million, respectively

4.     Approve: and ratify, the Beverage Base Purchase           Mgmt          For                            For
       Agreement [as specified], entered into between
       the Company and Tianjin Jin Mei Beverage Company
       Limited dated 28 NOV 2008 [as specified], relating
       to the supply of beverage bases for certain
       beverages of The Coca-Cola Company by Tianjin
       Jin Mei Beverage Company Limited to bottlers
       of the Group [as specified] and all transactions
       contemplated thereunder, and the maximum aggregate
       transaction values under the Beverage Base
       Purchase Agreement for the years ending 31
       DEC 2009, 2010 and 2011 of RMB 127 million,
       RMB 153 million and RMB 183 million, respectively

5.     Approve: and ratify, the Concentrate Purchase             Mgmt          For                            For
       Agreement [as specified], entered into between
       the Company and Coca-Cola Beverages [Shanghai]
       Company Limited dated 28 NOV 2008 [as specified],
       relating to the supply of concentrates for
       certain beverages of The Coca-Cola Company
       by Coca-Cola Beverages [Shanghai] Company Limited
       to bottlers of the Group and all transactions
       contemplated thereunder, and the maximum aggregate
       transaction values under the Concentrate Purchase
       Agreement for the years ending 31 DEC 2009,
       2010 and 2011 of RMB 1,500 million, RMB 1,800
       million and RMB 2,150 million, respectively

6.     Approve: and ratify, the Still Beverages Purchase         Mgmt          For                            For
       Agreement [as specified], entered into between
       the Company and Coca-Cola Bottlers Manufacturing
       [Dongguan] Co., Ltd. dated 28 NOV 2008 [as
       specified] relating to the supply of certain
       still beverages by Coca-Cola Bottlers Manufacturing
       [Dongguan] Co., Ltd. and its associates to
       bottlers of the Group [as specified] and all
       transactions contemplated thereunder, and the
       maximum aggregate transaction values under
       the Still Beverages Purchase Agreement for
       the years ending 31 DEC 2009, 2010 and 2011
       of RMB 1,900 million, RMB 2,900 million and
       RMB 4,300 million, respectively

7.     Approve: and ratify, the Zijiang Packaging Materials      Mgmt          For                            For
       Purchase Agreement [as specified] entered into
       between Tianjin Coca-Cola Beverages Co., Ltd.
       and Tianjin Shifa Zijiang Packaging Co., Ltd.
       dated 25 NOV 2008 [as specified] relating to
       the supply of Polyethylene Terephthalate Plastic
       pre-forms and bottles, and the provision of
       conversion services by Tianjin Shifa Zijiang
       Packaging Co., Ltd. to Tianjin Coca-Cola Beverages
       Co., Ltd. [as specified] and all transactions
       contemplated thereunder, and the maximum aggregate
       transaction values under the Zijiang Packaging
       Materials Purchase Agreement for the years
       ending 31 December 2009 and 2010 and the 10
       months ending 31 OCT 2011 of RMB 170 million,
       RMB 204 million and RMB 209 million, respectively

8.     Authorize the Directors to do all such things             Mgmt          For                            For
       and execute all such documents as they in their
       absolute discretion deem fit or appropriate
       to give effect to the China Agri Purchase Agreement,
       the CPMC Purchase Agreement, the Sugar Purchase
       Agreement, the Beverage Base Purchase Agreement,
       the Concentrate Purchase Agreement, the Still
       Beverages Purchase Agreement and the Zijiang
       Packaging Materials Purchase Agreement, and
       the implementation of all the transactions
       contemplated thereunder

9.     Re-elect Mr. Li Hung Kwan, Alfred as an Independent       Mgmt          For                            For
       Non-Executive Director and authorize the Board
       of Directors to fix his remuneration




--------------------------------------------------------------------------------------------------------------------------
 CHINA INS INTL HLDGS CO LTD                                                                 Agenda Number:  701770302
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1456Z128
    Meeting Type:  EGM
    Meeting Date:  09-Dec-2008
          Ticker:
            ISIN:  HK0966037878
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

1.     Approve and ratify the Joint Bidding Agreement            Mgmt          For                            For
       and the Supplemental Agreement [as specified],
       and the transactions contemplated there under
       and the implementation thereof; and authorize
       the Directors of the Company to sign, execute,
       perfect and deliver all such documents and
       do all such deeds, acts, matters, and things
       as they may in their absolute discretion consider
       necessary or desirable for the purpose of or
       in connection with the implementation of the
       Joint Bidding Agreement and the Supplemental
       Agreement, and all other transactions and other
       matters contemplated under or ancillary to
       the Joint Bidding Agreement and the Supplemental
       Agreement, to waive compliance from and/or
       agree to any amendment or supplement to any
       of the provisions of the Joint Bidding Agreement
       and the Supplemental Agreement, which in their
       opinion is not of a material nature and to
       effect or implement any other matters referred
       to in this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA INS INTL HLDGS CO LTD                                                                 Agenda Number:  701880103
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1456Z128
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  HK0966037878
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2008

2.A    Re-elect Mr. Xie Yiqun as a Director                      Mgmt          Against                        Against

2.B    Re-elect Mr. He Zhiguang as a Director                    Mgmt          Against                        Against

2.C    Re-elect Mr. Ng Yu Lam Kenneth as a Director              Mgmt          Against                        Against

2.D    Re-elect Mr. Li Tao as a Director                         Mgmt          Against                        Against

2.E    Re-elect Dr. Wu Jiesi as a Director                       Mgmt          For                            For

2.F    Re-elect Mr. Lau Wai Kit as a Director                    Mgmt          Against                        Against

2.G    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

3.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and to authorize the Board of Directors to
       fix their remuneration

4.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue or otherwise deal with any unissued shares
       in the capital of the Company and to make or
       grant offers, agreements, options and other
       rights or issue warrants which may require
       the exercise of such powers be and is hereby
       generally and unconditionally approved; authorize
       the Directors of the Company during the relevant
       period to make or grant offers, agreements
       and/or options which may require the exercise
       of the powers of the Company referred to in
       that paragraph at any time during or after
       the end of the relevant period; approve the
       aggregate nominal amount of unissued shares
       in the capital of the Company which may be
       allotted, issued or otherwise dealt with by
       the Directors of the Company during the relevant
       period, otherwise than pursuant to a Rights
       Issue [as specified] or an issue of shares
       pursuant to the exercise of subscription rights
       attaching to any warrants issued by the Company
       or of any options which may be granted under
       any share option scheme or any other option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to the
       grantees as specified in such scheme or similar
       arrangement of shares or rights to acquire
       shares or any scrip dividend schemes or similar
       arrangements providing for the allotment and
       issue of shares in lieu of the whole or part
       of a dividend on shares in accordance with
       the Articles of association of the Company
       or a specific authority granted by the shareholders
       of the Company in general meeting, shall not
       exceed the aggregate of 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       this Resolution; [Authority expires whichever
       is earlier at the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or by Law to be held]

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares on The Stock Exchange of Hong Kong;
       approve the aggregate nominal amount of shares
       which may be repurchased shall not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue as at the date
       of passing this resolution, and the said approval
       shall be limited accordingly; [Authority expires
       earlier at the conclusion of the next AGM of
       the meeting or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or by Law to be held]

6.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       No. 4 and No. 5 set out above, the general
       mandate to the Directors of the Company to
       exercise the powers of the Company to allot,
       issue and otherwise deal with shares in the
       capital of the Company and to make, issue or
       grant offers, agreements, options and/or warrants
       which might require the exercise of such powers
       in accordance with Resolution No. 4 above be
       and is hereby extended by the addition to the
       total nominal amount of share capital which
       may be allotted or agreed conditionally or
       unconditionally to be allotted by the Directors
       of the Company pursuant to such general mandate
       an amount representing the total nominal amount
       of shares in the capital of the Company purchased
       by the Company pursuant to the exercise by
       the Directors of the Company in accordance
       with Resolution No. 5 above of the powers of
       the Company to purchase such shares, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA INSURANCE INTERNATIONAL HOLDINGS CO LTD                                               Agenda Number:  701654483
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1456Z128
    Meeting Type:  EGM
    Meeting Date:  15-Jul-2008
          Ticker:
            ISIN:  HK0966037878
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Capital Contribution               Mgmt          For                            For
       Agreement dated 20 JUN 2008 entered into between
       China Insurance [Holdings] Company, Limited,
       the Company, Industrial and Commercial Bank
       of China [Asia] Limited and The Tai Ping Insurance
       Company, Limited, [The Agreement] and the transactions
       contemplated thereunder and the implementation
       thereof; and authorize the Directors of the
       Company, for and on behalf of the Company,
       to do all such acts and things, to sign and
       execute all such documents, instruments and
       agreements and to take all such steps as they
       may consider necessary, appropriate, desirable
       or expedient to give effect to or in connection
       with the Agreement and all other matters incidental
       thereto

2.     Approve and ratify the Option Deed dated 20               Mgmt          For                            For
       JUN 2008 entered into between China Insurance
       [Holdings] Company, Limited, the Company and
       Industrial and Commercial Bank of China [Asia]
       Limited, [the Option Deed] and the transactions
       contemplated thereunder and the implementation
       thereof; and authorize the Directors of the
       Company for and on behalf of the Company to
       do all such acts and things, to sign and execute
       all such documents, instruments and agreements
       and to take all such steps as they may consider
       necessary, appropriate, desirable or expedient
       to give effect to or in connection with the
       Option Deed and all other matters incidental
       thereto




--------------------------------------------------------------------------------------------------------------------------
 CHINA MERCHANTS CHINA DIRECT INVESTMENTS LTD                                                Agenda Number:  701903785
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1490T104
    Meeting Type:  AGM
    Meeting Date:  18-May-2009
          Ticker:
            ISIN:  HK0133000726
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited consolidated financial statements,    Mgmt          For                            For
       the report of the Directors and the Independent
       Auditor's for the YE 31 DEC 2008

2.I    Re-elect Mr. Li Yinquan as a Director of the              Mgmt          For                            For
       Company

2.II   Re-elect Mr. Tse Yue Kit as a Director of the             Mgmt          For                            For
       Company

2.III  Re-elect Mr. Kut Ying Hay a Director of the               Mgmt          For                            For
       Company

2.IV   Re-elect Mr. Wang Jincheng as a Director of               Mgmt          For                            For
       the Company

2.V    Re-elect Mr. Li Kai Cheong, Samson as a Director          Mgmt          For                            For
       of the Company

2.VI   Authorize the Board of Directors to fix Directors'        Mgmt          For                            For
       remuneration

3.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors and authorize the Directors
       to fix their remuneration

4.A    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution and pursuant to Section
       57B of the Companies ordinance, to allot, issue
       and deal with additional shares in the capital
       of the Company or securities convertible into
       such shares or warrants or similar rights to
       subscribe for any shares in the Company and
       to make or grant offers, agreements and options,
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing of this resolution, otherwise
       than pursuant to i) a rights issue, ii) the
       exercise of rights of subscription under the
       terms of any warrants issued by the Company
       or any securities which are convertible into
       shares of the Company, iii) any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue of shares or rights
       to acquire shares of the Company or iv) any
       scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Articles of
       Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Law to be held]

4.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares on the Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or any other
       stock exchange on which the securities of the
       Company may be listed and recognized by the
       Securities and Futures Commission and the Stock
       Exchange for this purpose, subject to and in
       accordance with all applicable Laws and the
       requirements of the Rules Governing the Listing
       of Securities on the Stock Exchange or of any
       other stock exchange as amended from time to
       time, during the relevant period, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company in issue on the
       date of passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

4.C    Approve, conditional upon Resolutions 4.A and             Mgmt          For                            For
       4.B being passed, to add the aggregate nominal
       amount of the number of shares in the capital
       of the Company which are repurchased by the
       Company under the authority granted to the
       Directors as mentioned in Resolution 4.B shall
       be added to the aggregate nominal amount of
       share capital that may be allotted or agreed
       conditionally or unconditionally to be allotted
       by the Directors of the Company pursuant to
       Resolution 4.A, provided that the amount of
       share capital repurchased by the Company shall
       not exceed 10% of the total nominal amount
       of the share capital of the Company in issue
       on the date of this resolution

S.5    Amend the Article 76 and Article 96A of the               Mgmt          For                            For
       Company's Articles of Association, as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA ORIENTAL GROUP CO LTD                                                                 Agenda Number:  701801210
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108V101
    Meeting Type:  SGM
    Meeting Date:  11-Feb-2009
          Ticker:
            ISIN:  BMG2108V1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve and ratify, the Framework Agreement               Mgmt          For                            For
       and the revised Steel Products Annual Cap,
       both as specified and all transactions contemplated
       thereunder and in connection therewith and
       any other ancillary documents

2.     Approve and ratify, the Longba Master Agreement           Mgmt          For                            For
       and the Longba Annual Cap, both as specified
       and all transactions contemplated thereunder
       and in connection therewith and any other ancillary
       documents

3.     Approve and ratify, the Jinxin Master Agreement           Mgmt          For                            For
       and the Jinxin Annual Cap, both as specified
       and all transactions contemplated thereunder
       and in connection therewith and any other ancillary
       documents

4.     Authorize the Directors of the Company for and            Mgmt          For                            For
       on behalf of the Company to execute all such
       documents and agreements and do all such acts
       or things deemed by him to be incidental, ancillary
       to or in connection with the matters contemplated
       under the Framework Agreement, Longba Master
       Agreement and Jinxin Master Agreement




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  701652249
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108Y105
    Meeting Type:  EGM
    Meeting Date:  14-Jul-2008
          Ticker:
            ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from HKD 500,000,000 divided
       into 5,000,000,000 ordinary shares of HKD 0.10
       each in the capital of the Company [Shares]
       to HKD 700,000,000 divided into 7,000,000,000
       Shares by the creation of an additional 2,000,000,000
       new shares, such additional new Shares to rank
       pari passu in all respects with the existing
       Shares, and authorize any 1 Director of the
       Company to sign all such documents and to do
       all such acts or things for or incidental to
       such purpose

2.     Approve the Conditional Sale and Purchase Agreement       Mgmt          For                            For
       [the Sale and Purchase Agreement] dated 06
       JUN 2007 entered into between Gain Ahead Group
       Limited [the Vendor], China Resources [Holdings]
       Company Limited [the Guarantor] and the Company
       [the Purchaser] [as specified] in relation
       to, among other matters, the Acquisition [as
       defined in the circular [the Circular] of the
       Company to its shareholders dated 27 JUN 2008]
       [as specified], be hereby approved in all respects
       and all the transactions contemplated thereby
       including but not limited to the allotment
       and issue to the Vendor [or as it may direct]
       of 675,799,850 ordinary shares of HKD 0.10
       each in the capital of the Company at the issue
       price of HKD 13.34 each credited as fully paid
       up and ranking pari passu with the existing
       issued shares of the Company [the Consideration
       Shares] to the Vendor [or as it may direct]
       pursuant to the Sale and Purchase Agreement;
       and authorize the Directors to sign execute,
       perfect and deliver all such documents and
       deeds, and do all such actions which are in
       their opinion necessary, appropriate, desirable
       or expedient for the implementation and completion
       of the Sale and Purchase Agreement, the allotment
       and issue of the Consideration Shares to the
       Vendor [or as it may direct], all other transactions
       contemplated under or incidental to the Sale
       and Purchase Agreement and all other matters
       incidental thereto or in connection therewith
       and to agree to the variation and waiver of
       any of the matters relating thereto that are,
       in the opinion of the Directors, appropriate,
       desirable or expedient in the context of the
       Acquisition and are in the best interests of
       the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES POWER HOLDINGS CO LTD                                                       Agenda Number:  701629151
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503A100
    Meeting Type:  EGM
    Meeting Date:  02-Jul-2008
          Ticker:
            ISIN:  HK0836012952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the execution of the sale              Mgmt          For                            For
       and purchase agreement [the CRL Acquisition
       Agreement] dated 20 MAY 2008 between China
       Resources Power Project Service Company Limited
       and China Resources Company Limited in relation
       to the acquisition of 60% equity interest of
       China Resources Power [Jiangsu] Investment
       Company Limited for a consideration of RMB
       1,433,000,000 [a copy of the CRL Acquisition
       Agreement has been produced to the meeting
       and marked A and initialed by the Chairman
       of the meeting for identification], and the
       transactions contemplated thereunder; and authorize
       any one or more of the Directors of the Company
       to sign or execute such other documents or
       supplemental agreements or deeds on behalf
       of the Company and to do all such things and
       take all such actions as he may consider necessary
       or desirable for the purpose of giving effect
       to the CRL Acquisition Agreement and completing
       the transactions contemplated thereunder with
       such changes as any such Director(s) may consider
       necessary, desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 CHONG HING BANK LTD                                                                         Agenda Number:  701868208
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1582S105
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  HK1111036765
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements and            Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Approve to declare the final cash dividend for            Mgmt          For                            For
       the YE 31 DEC 2008 of HKD 0.05 per share

3.1    Re-elect Mr. Alfred Cheuk Yu Chow as a Director           Mgmt          Against                        Against

3.2    Re-elect Mr. Timothy George Freshwater as a               Mgmt          Against                        Against
       Director

3.3    Re-elect Mr. Christopher Kwun Shing Liu as a              Mgmt          Against                        Against
       Director

3.4    Re-elect Mr. Liu Lit Man as a Director                    Mgmt          Against                        Against

3.5    Re-elect Mr. Tsang Chiu Wing as a Director                Mgmt          Against                        Against

3.6    Re-elect Mr. Wong Har Kar as a Director                   Mgmt          Against                        Against

3.7    Approve to fix the Directors' fee for the YE              Mgmt          For                            For
       31 DEC 2009 at HKD 120,000 for the Executive
       Chairman, HKD 130,000 for each of the Independent
       Non-executive Directors, HKD 130,000 for each
       of the Non-executive Directors with Committee
       responsibilities, and HKD 70,000 for each of
       the other Directors

4.     Re-appoint Deloitte Touche Tohmatsu the Bank's            Mgmt          For                            For
       Auditors and authorize the Directors to fix
       the Auditor's remuneration

5.     Authorize the Directors, to purchase shares,              Mgmt          For                            For
       during the relevant period, subject to and
       in accordance with all applicable Laws the
       aggregate nominal amount of shares which may
       be purchased on The Stock Exchange of Hong
       Kong Limited or any other stock exchange recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases shall not exceed 10% of
       the aggregate nominal amount of shares in issue
       at the date of the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the meeting or the expiration
       of the period within which the next AGM of
       the Bank is required by law to be held]

6.     Authorize the Directors of the Bank, to allot,            Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Bank and to make or grant offers,
       agreements and options which might require
       the exercise of such powers during and after
       the end of the relevant period, the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Bank
       otherwise than pursuant to (i) any rights issue
       (ii) any scrip dividend or similar arrangement
       providing for the allotment and issue of shares
       in lieu of the whole or part of a dividend
       on shares of the Bank in accordance with the
       Articles of Association of the Bank, or (iii)
       any exercise of options granted under the share
       option scheme of the Bank adopted on 25 APR
       2002, shall not exceed the aggregate of: (aa)
       20% of the aggregate nominal amount of the
       shares in the capital of the Bank in issue
       at the date of the passing of this resolution;
       and (bb) [if the directors are so authorized
       by a separate ordinary resolution of the shareholders
       of the Bank] the nominal amount of any share
       capital of the Bank repurchased by the Bank
       subsequent to the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the meeting or the expiration
       of the within which the next AGM of the Bank
       is required by law to be held]

7.     Approve to extend the general mandate granted             Mgmt          For                            For
       under Resolution 6 by adding the number of
       shares repurchased under Resolution 5 to the
       number of additional shares permitted to be
       allotted and issued as specified

S.8    Amend the Articles 2, 57, 65, 75, 82A and 153             Mgmt          For                            For
       of the Articles of Association as specified

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CHUAN HUP HOLDINGS LTD                                                                      Agenda Number:  701711308
--------------------------------------------------------------------------------------------------------------------------
        Security:  V21534157
    Meeting Type:  EGM
    Meeting Date:  17-Oct-2008
          Ticker:
            ISIN:  SG1H43875910
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the proposed amendments to the Memorandum         Mgmt          For                            For
       and Article of Association of the Company,
       as specified, and the reprinting of the Memorandum
       and Articles of Association of the Company
       to reflect the proposed amendments as described;
       and authorize the Directors of the Company,
       to do all Acts and things [including executing
       all such documents as may be required] as they
       may consider expedient or necessary or in the
       interest of the Company, in connection with
       the subject matter of, or to give to, this
       special resolution

2.     Authorize the Board of the Company, to purchase           Mgmt          For                            For
       on the Singapore Exchange Securities Trading
       Limited [SGX-ST] from time to time up to 10%
       of the number of shares of the Company [Shares]
       as at the date hereof at varying prices of
       up to but not exceeding 5% above the average
       closing price [which shall mean (a) the average
       of the closing market prices of the Shares
       over the last 5 market days on which transactions
       in the Shares were recorded preceding the day
       of the relevant market purchase by the Company
       and (b) deemed to be adjusted for any Corporate
       action that occurs after the relevant 5-day
       period], in accordance with the 'Guidelines
       on Share Purchases' as specified; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the latest date
       by which the next AGM of the Company is required
       by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 CHUAN HUP HOLDINGS LTD                                                                      Agenda Number:  701711310
--------------------------------------------------------------------------------------------------------------------------
        Security:  V21534157
    Meeting Type:  AGM
    Meeting Date:  17-Oct-2008
          Ticker:
            ISIN:  SG1H43875910
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       FYE 30 JUN 2008 together with the reports of
       the Directors and the Auditors thereon

2.     Declare a final dividend of SGD 0.5 cent per              Mgmt          For                            For
       share [1-tier Tax exempt] for the FYE 30 JUN
       2008

3.     Re-elect Mr. Peh Siong Woon Terence, who retires          Mgmt          For                            For
       by rotation in accordance with Article 86 of
       the Company's Articles of Association

4.     Re-elect Dr. Tan Cheng Bock, who retires by               Mgmt          For                            For
       rotation in accordance with Article 86 of the
       Company's Articles of Association

5.     Approve the payment of fees of SGD 150,000 for            Mgmt          For                            For
       Non-Executive Directors for the FYE 30 JUN
       2008

6.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

7.     Authorize the Directors of the Company to issue           Mgmt          For                            For
       shares in the capital of the Company ["shares"]
       whether by way of rights, bonus or otherwise;
       and/or make or grant offers, agreements or
       options [collectively, "Instruments"] that
       might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       issued share capital of the Company [as calculated
       in accordance with this resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       20% of the issued share capital of the Company
       [as calculated in accordance with this resolution];
       2) [subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited [the "SGX-ST"] for
       the purpose of determining the aggregate number
       of shares that may be issued under this resolution,
       the percentage of issued share capital shall
       be based on the issued share capital of the
       Company at the time this resolution is passed,
       after adjusting for: (i) new shares arising
       from the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time this Resolution is passed; and
       (ii) any subsequent consolidation or subdivision
       of shares; 3) in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required by law to be
       held]




--------------------------------------------------------------------------------------------------------------------------
 CITIC INTERNATIONAL FINANCIAL HOLDINGS LTD                                                  Agenda Number:  701708135
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1636Y108
    Meeting Type:  CRT
    Meeting Date:  16-Oct-2008
          Ticker:
            ISIN:  HK0183011623
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve [with or without modification] a Scheme           Mgmt          For                            For
       of Arrangement proposed to be made between
       the Company and the aforementioned holders
       of its ordinary shares of HKD 1.00 each




--------------------------------------------------------------------------------------------------------------------------
 CITIC INTERNATIONAL FINANCIAL HOLDINGS LTD                                                  Agenda Number:  701708147
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1636Y108
    Meeting Type:  EGM
    Meeting Date:  16-Oct-2008
          Ticker:
            ISIN:  HK0183011623
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the Scheme of Arrangement dated 16 SEP            Mgmt          For                            For
       2008 between the Company and the holders of
       the Scheme Shares [as defined in the Scheme
       of Arrangement] in the form of the print which
       has been produced to this Meeting and for the
       purposes of identification signed by the Chairman
       of this Meeting, with any modification thereof
       or addition thereto or condition approved or
       imposed by the High Court of the Hong Kong
       Special Administrative Region; for the purposes
       of giving effect to the Scheme of Arrangement,
       on the Effective Date [as defined in the Scheme
       of Arrangement]; and authorized the issued
       capital of the Company be reduced by cancelling
       and extinguishing the Scheme Shares; subject
       to and forthwith upon such reduction of capital
       taking effect, the authorized capital of the
       Company be increased to its former amount of
       HKD 8,000,000,000 by the creation of such number
       of new ordinary shares of HKD 1.00 each in
       the capital of the Company as is equal to the
       number of the Scheme Shares cancelled; and
       the Company shall apply the credit arising
       in its books of account as a result of the
       reduction of the capital referred to in sub-paragraph
       (i) above in paying up in full at par such
       number of new ordinary shares of HKD 1.00 each
       in the capital of the Company to be created
       as aforesaid, which new shares shall be allotted
       and issued, credited as fully paid, to Gloryshare
       Investments Limited

2.     Approve the transfer of such number of the overseas       Mgmt          For                            For
       listed foreign shares [CNCB H Shares] of RMB
       1.00 each in the capital of China CITIC Bank
       Corporation Limited [CNCB] by Gloryshare Investments
       Limited [GIL] to Banco Bilbao Vizcaya Argentaria,
       S.A. [BBVA] pursuant to a framework agreement
       dated 3 JUN 2008 entered into between CITIC
       Group, GIL and BBVA which would result in BBVA
       holding 10.07% of the issued shares of RMB
       1.00 each in the capital of CNCB immediately
       after such transfer at the sale price per CNCB
       H Share [being the higher of (i) HKD 5.10;
       and (ii) the highest closing price per CNCB
       H Share as quoted on The Stock Exchange of
       Hong Kong Limited during the period commencing
       3 JUN 2008 and ending on the date on which
       the Scheme of Arrangement referred to in the
       Special Resolution set out in the Notice convening
       this Meeting becomes effective, subject to
       a maximum price of HKD 5.86 per CNCB H Share]




--------------------------------------------------------------------------------------------------------------------------
 CITY PACIFIC LTD                                                                            Agenda Number:  701756124
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q2457T102
    Meeting Type:  AGM
    Meeting Date:  28-Nov-2008
          Ticker:
            ISIN:  AU000000CIY2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Company's financial reports and               Non-Voting    No vote
       the report of the Directors and the Auditor
       for the FYE 30 JUN 2008

1.     Approve and adopt, in accordance with Section             Mgmt          Against                        Against
       250R(2) of the Corporations Act, the section
       of the report of the Directors dealing with
       the remuneration of the Company's Directors,
       the Company Secretary and the Senior Executives
       [Remuneration Report]

2.     Elect Mr. Phillip Graeme Downie as a new Director         Mgmt          For                            For
       of the Company, in accordance with Rule 13.2
       of the Company's Constitution

3.     Elect Mr. Stephen Anthony McCormick as a Director         Mgmt          For                            For
       of the Company, in accordance with Rule 13.2
       of the Company's Constitution

4.     Elect Mr. John Michael Ellis as a new Director            Mgmt          For                            For
       of the Company, in accordance with Rule 13.2
       of the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 CNPC HONG KONG LTD                                                                          Agenda Number:  701802212
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2237F100
    Meeting Type:  SGM
    Meeting Date:  12-Feb-2009
          Ticker:
            ISIN:  BMG2237F1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve, the transactions contemplated under              Mgmt          For                            For
       the Xinjiang Xinjie Tranche A Agreement [as
       specified] and authorize any one Director [if
       execution under the common seal of the Company
       is required, any two Directors] of the Company
       for and on behalf of the Company to sign, and
       where required, to affix the common seal of
       the Company to any documents, instruments or
       agreements, and to do any acts and things deemed
       by him to be necessary or expedient in order
       to give effect to the Xinjiang Xinjie Tranche
       A Acquisition [as specified]

2.     Approve, the transactions contemplated under              Mgmt          For                            For
       each of the Xinjiang Xinjie Tranches B, C and
       D Agreements [as specified] and authorize any
       one Director [if execution under the common
       seal of the Company is required, any two Directors]
       of the Company for and on behalf of the Company
       to sign, and where required, to affix the common
       seal of the Company to any documents, instruments
       or agreements, and to do any acts and things
       deemed by him to be necessary or expedient
       in order to give effect to the Xinjiang Xinjie
       Tranches B, C and D Acquisitions [as specified]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CNPC HONG KONG LTD                                                                          Agenda Number:  701837796
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2237F100
    Meeting Type:  SGM
    Meeting Date:  24-Mar-2009
          Ticker:
            ISIN:  BMG2237F1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTIONS
       '1' AND '2'. THANK YOU.

1.     Approve the transactions contemplated under               Mgmt          For                            For
       the Huayou Capital Injection Agreement; and
       authorize any 1 Director [if execution under
       the common seal of the Company is required,
       any 2 Directors] of the Company for and on
       behalf of the Company is sign, and where required,
       to affix the common seal of the Company to
       any documents, instruments or agreement, and
       to do any acts and things deemed by him to
       be necessary or expedient in order to give
       effect to the Huayou Capital Injection

2.     Approve the continuing connected transactions             Mgmt          For                            For
       between the Group and the CNPC Group regarding
       [a] the provision of products and services
       by the CNPC Group to the Group under the PSAs,
       the Master Agreement and for the avoidance
       of doubt including those under the Second Supplemental
       Agreement but excluding the Oil and Gas Products;
       [b] purchase of the Group's share of crude
       oil by the CNPC Group; and [c] purchase of
       the Oil and Gas Products by the Group; approve
       the proposal annual caps in respect of the
       continuing connected transactions mentioned
       in Resolution 2[i] above for each of the 3
       FYE 31 DEC 2011 as specified; and authorize
       any 1 Director [if execution under the common
       seal of the Company is required, any 2 Directors]
       of the Company be and is/are hereby authorized
       for and on behalf of the Company to sign, and
       where required, to affix the common seal of
       the Company to any documents, instruments or
       agreements, and to do any acts and things deemed
       by him to be necessary or expedient in order
       to give effect to the Continuing Connected
       Transactions




--------------------------------------------------------------------------------------------------------------------------
 CNPC HONG KONG LTD                                                                          Agenda Number:  701889757
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2237F100
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  BMG2237F1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the financial statements and            Mgmt          For                            For
       the reports of the Directors and of the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend of HKD 0.15 per share            Mgmt          For                            For

3.a    Re-elect Mr. Li Hualin as a Director                      Mgmt          For                            For

3.b    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

4.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       for the ensuing year in place of the retiring
       Auditors PricewaterhouseCoopers and to authorize
       the Directors to fix their remuneration

5.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares of HKD 0.01 each in the capital of the
       Company be and is hereby generally and unconditionally
       approved; the total nominal amount of the shares
       to be purchased shall not exceed 10% of the
       total nominal amount of the share capital of
       the Company in issue on the date of this resolution,
       and the said approval shall be limited accordingly;
       [Authority expires earlier at the conclusion
       of the next AGM of the Company is required
       by the Bye-laws of the Company or any applicable
       law of Bermuda to be held]

6.     Grant authority to the Directors of the Company           Mgmt          For                            For
       an unconditional general mandate to allot,
       issue and deal with additional shares in the
       capital of the Company, and to make or grant
       offers, agreements and options in respect thereof,
       subject to the following conditions: such mandate
       shall not extend beyond the relevant period
       save that the Directors may during the relevant
       period [as defined in this resolution] make
       or grant offers, agreements and options which
       might require the exercise of such powers after
       the end of the relevant period; approve the
       aggregate nominal amount of share capital allotted
       or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors otherwise than
       pursuant to a rights issue [as defined in this
       resolution] or the Company's Executive Share
       Option Scheme [the Share Option Scheme], shall
       not exceed 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution; such
       mandate shall be additional to the authority
       to be given to the directors to grant options
       under the Share Option Scheme and, at any time,
       to allot and issue additional shares in the
       capital of the Company arising from the exercise
       of subscription rights under such options;
       [Authority expires earlier at the conclusion
       of the next AGM of the Company is required
       by the Bye-laws of the Company or any applicable
       law of Bermuda to be held]

7.     Authorize the Company, to issue, allot and dispose        Mgmt          For                            For
       of shares pursuant to resolution 6 above and
       extended by the addition to the total nominal
       amount of share capital and any shares which
       may be issued, allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       of the Company pursuant to such general mandate
       an amount representing the total nominal amount
       of shares in the capital of the Company which
       has been purchased by the Company since the
       granting of such general mandate pursuant to
       Resolution 5 above, provided that such amount
       shall not exceed 10% of the total nominal amount
       of the share capital of the Company in issue
       on the date of this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE AND MEETING DATE. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CNPC HONG KONG LTD                                                                          Agenda Number:  701938562
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2237F100
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  BMG2237F1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the financial statements and            Mgmt          For                            For
       the reports of the Directors and of the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend of HKD 0.15 per share            Mgmt          For                            For

3.a    Re-elect Mr. Li Hualin as a Director                      Mgmt          For                            For

3.b    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

4.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       for the ensuing year in place of the retiring
       Auditors PricewaterhouseCoopers and authorize
       the Directors to fix their remuneration

5.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares of HKD 0.01 each in the capital of the
       Company be and is hereby generally and unconditionally
       approved; the total nominal amount of the shares
       to be purchased shall not exceed 10% of the
       total nominal amount of the share capital of
       the Company in issue on the date of this resolution,
       and the said approval shall be limited accordingly;
       [Authority expires earlier at the conclusion
       of the next AGM of the Company is required
       by the Bye-laws of the Company or any applicable
       Law of Bermuda to be held]

6.     Authorize the Directors of the Company an unconditional   Mgmt          For                            For
       general mandate to allot, issue and deal with
       additional shares in the capital of the Company,
       and to make or grant offers, agreements and
       options in respect thereof, subject to the
       following conditions: such mandate shall not
       extend beyond the relevant period save that
       the Directors may during the relevant period
       [as defined in this resolution] make or grant
       offers, agreements and options which might
       require the exercise of such powers after the
       end of the relevant period; approve the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors otherwise than
       pursuant to a rights issue [as defined in this
       resolution] or the Company's Executive Share
       Option Scheme [the Share Option Scheme], shall
       not exceed 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution; such
       mandate shall be additional to the authority
       to be given to the directors to grant options
       under the Share Option Scheme and, at any time,
       to allot and issue additional shares in the
       capital of the Company arising from the exercise
       of subscription rights under such options;
       [Authority expires earlier at the conclusion
       of the next AGM of the Company is required
       by the Bye-laws of the Company or any applicable
       Law of Bermuda to be held]

7.     Authorize the Directors Company, to issue, allot          Mgmt          For                            For
       and dispose of shares pursuant to resolution
       6 above and extended by the addition to the
       total nominal amount of share capital and any
       shares which may be issued, allotted or agreed
       conditionally or unconditionally to be allotted
       by the Directors of the Company pursuant to
       such general mandate an amount representing
       the total nominal amount of shares in the capital
       of the Company which has been purchased by
       the Company since the granting of such general
       mandate pursuant to Resolution 5 above, provided
       that such amount shall not exceed 10% of the
       total nominal amount of the share capital of
       the Company in issue on the date of this resolution




--------------------------------------------------------------------------------------------------------------------------
 COCHLEAR LIMITED                                                                            Agenda Number:  701708046
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q25953102
    Meeting Type:  AGM
    Meeting Date:  21-Oct-2008
          Ticker:
            ISIN:  AU000000COH5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial report, Directors'        Mgmt          For                            For
       report and the Auditor's report in respect
       of the FYE 30 JUN 2008

2.     Adopt the remuneration report                             Mgmt          For                            For

3.1    Re-elect Mr. Tommie Bergman as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

3.2    Re-elect Mr. Paul Bell as a Director of the               Mgmt          For                            For
       Company, who retires by rotation in accordance
       with the Company's Constitution

4.     Approve to issue the securities to the Chief              Mgmt          For                            For
       Executive Officer/President, Dr. Christopher
       Roberts, under the Cochlear Executive Long
       Term Incentive Plan as specified




--------------------------------------------------------------------------------------------------------------------------
 COMFORTDELGRO CORPORATION LTD                                                               Agenda Number:  701868272
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1690R106
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SG1N31909426
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and audited        Mgmt          For                            For
       financial statements for the FYE 31 DEC 2008
       together with the Auditors report thereon

2.     Declare a final 1 tier tax exempt dividend of             Mgmt          For                            For
       2.4 cents per ordinary share in respect of
       the FYE 31 DEC 2008

3.     Approve the payment of Directors fees of SGD              Mgmt          For                            For
       505,000 for the FYE  31 DEC 2008

4.     Re-elect Mr. Kua Hong Pak as a Director retiring          Mgmt          For                            For
       pursuant to Article 91 of the Company's Articles
       of Association.

5.     Re-elect Mr. Wong Chin Huat, David, as a Director         Mgmt          For                            For
       retiring pursuant to Article 91 of the Company's
       Articles of Association

6.     Re-elect Dr. Wang Kai Yuen, as a Director retiring        Mgmt          For                            For
       pursuant to Article 91 of the Company's Articles
       of Association

7.     Re-appoint Messrs. Deloitte & Touche LLP as               Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

8.     Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue from time to time such number of
       shares in the Company as may be required to
       be issued pursuant to the exercise of options
       under the ComfortDelGro employees share option
       scheme, provided that the aggregate number
       of shares to be issued pursuant to the ComfortDelGro
       employees share option scheme shall not exceed
       15pct of the total number of issued shares
       in the capital of the company excluding treasury
       shares, from time to time




--------------------------------------------------------------------------------------------------------------------------
 COMMONWEALTH PROPERTY OFFICE FUND                                                           Agenda Number:  701859437
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q27075102
    Meeting Type:  EGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  AU000000CPA7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of ASX Listing Rules            Mgmt          For                            For
       7.1 and 7.4, the issue of 240,545,859 ordinary
       units in CPA to Institutional Investors as
       specified

S.2    Amend the Constitution of Commonwealth Property           Mgmt          For                            For
       Office Fund by adding a new Clause 6.4, the
       terms of which are as specified




--------------------------------------------------------------------------------------------------------------------------
 COMPUTERSHARE LTD                                                                           Agenda Number:  701716156
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q2721E105
    Meeting Type:  AGM
    Meeting Date:  11-Nov-2008
          Ticker:
            ISIN:  AU000000CPU5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting    No vote
       report and the Auditor's report for the YE
       30 JUN 2008

2.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008

3.     Re-elect Mr. A. N. Wales as a Director, who               Mgmt          For                            For
       retires from the office under Clause 66 of
       the Company's Constitution

4.     Re-elect Mr. S. D. Jones as a Director, who               Mgmt          For                            For
       retires from the office under Clause 66 of
       the Company's Constitution

5.     Elect Mrs. N. P. Withnall as a Director, who              Mgmt          For                            For
       retires from the office under Clause 65 of
       the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 COSCO CORPORATION (SINGAPORE) LTD                                                           Agenda Number:  701878881
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1764Z208
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2009
          Ticker:
            ISIN:  SG1S76928401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director's report and               Mgmt          Abstain                        Against
       Audited financial statements for the FYE 31
       DEC 2008 together with the Auditor's Report
       thereon

2.     Approve to declare a 1st and Final Dividend               Mgmt          For                            For
       of SGD 0.04 per ordinary share for the YE 31
       DEC 2008

3.     Approve to declare a Special Dividend of SGD              Mgmt          For                            For
       0.03 per ordinary share for the year ended
       31 DEC 2008

4.     Approve the payment of Director's fees of SGD             Mgmt          For                            For
       234,167 for the YE 31 DEC 2008

5.     Re-elect Mr. Li Jian Hong as a Director who               Mgmt          Against                        Against
       retires in accordance with Article 98 of the
       Articles of Association of the Company

6.     Re-elect Dr. Wang Kai Yuen as a Director who              Mgmt          For                            For
       retires in accordance with Article 98 of the
       Articles of Association of the Company

7.     Re-elect Mr. Jiang Li Jun as a Director who               Mgmt          Against                        Against
       retires in accordance with Article 104 of the
       Articles of Association of the Company

8.     Re-elect Mr. Zhang Liang as a Director who retires        Mgmt          Against                        Against
       in accordance with Article 104 of the Articles
       of Association of the Company

9.     Re-appoint Mr. Tom Yee Lat Shing as a Director,           Mgmt          For                            For
       who retire under Section 153[6] of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM of the Company

10.    Re-appoint Messrs. PricewaterhouseCoopers LLP             Mgmt          For                            For
       as Auditors and to authorize the Directors
       to fix their remuneration

11.    Authorize the Directors, pursuant the Section             Mgmt          For                            For
       161 of the Companies Act [Chapter 50] and the
       Listing Rules of the Singapore Exchange Securities
       Trading Limited [the Listing Rules], to allot
       and issue:- [a] shares in the capital of the
       Company[whether by way of bonus, rights or
       otherwise]; or [b] convertible securities;
       or [c] additional securities issued pursuant
       to Rule 829 of the Listing Rules; or [d] shares
       arising from the conversion of convertible
       securities in this Resolution, at any time
       and upon such terms and conditions and for
       such purposes as the Directors may in their
       absolute discretion deem fit provided that
       : the aggregate number of shares and convertible
       securities that may be issued shall not be
       more than 50% of the issued shares in the capital
       of the Company [calculated in accordance with
       this Resolution], of which the aggregate number
       of shares and convertible securities issued
       other than on a pro rata basis to existing
       shareholders must be not more than 20% of the
       issued shares in the capital of the Company
       [calculated in accordance with this Resolution];
       and for the purpose of determining the aggregate
       number of shares and convertible securities
       that may be issued pursuant to this Resolution,
       the percentage of issued share capital shall
       be calculated based on the issued shares in
       the capital of the Company at the time of the
       passing of this resolution after adjusting
       for [a] new shares arising from the conversion
       or exercise of any convertible securities;
       [b] new shares arising from exercising share
       options or vesting of share awards outstanding
       or subsisting at the time of the passing of
       this resolution and; [c] any subsequent consolidation
       or subdivision of shares; and [Authority expires
       the earlier or until the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held]

12.    Authorize the Directors to offer and grant options        Mgmt          For                            For
       [Options] in accordance with the provisions
       of the Cosco Group Employees' Share Option
       Scheme 2002 [Scheme] and to allot and issue
       from time to time such number of shares in
       the capital of the Company as may be required
       to be issued pursuant to the exercise of Options
       granted under the Scheme, provided that the
       total number of Shares to be offered under
       the Scheme shall not in total exceed [15] %
       of the issued share capital of the Company
       on the day preceding any Offer Date at any
       time and from time to time during the existence
       of the Scheme

13.    Approve the renewal of the mandate for the purposes       Mgmt          For                            For
       of Chapter 9 of the Listing Manual of the SGX-ST,
       for the Company, its subsidiaries and associated
       companies or any of them to enter into any
       of the transactions falling within the types
       of Interested Person Transactions, particulars
       of which are as specified to the annual report
       of the Company for the FYE 31 DEC 2008 with
       any party who is of the class of Interested
       Persons as specified provided that such transactions
       are made on normal commercial terms and will
       not be prejudicial to the interests of the
       Company and its minority shareholders and in
       accordance with the review procedures as specified;
       and authorize the Audit Committee of the Company
       to take such actions as it deems proper in
       respect of such procedures and/or to modify
       or implement such procedures as may be necessary
       to take into consideration any amendment to
       Chapter 9 of the Listing Manual of the SGX-ST
       which may be prescribed by the SGX-ST from
       time to time; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including all such documents as
       may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to this Resolution; and [Authority
       expires the earlier or until the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 CRANE GROUP LIMITED                                                                         Agenda Number:  701716017
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q29674100
    Meeting Type:  AGM
    Meeting Date:  31-Oct-2008
          Ticker:
            ISIN:  AU000000CRG0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report of the Company        Non-Voting    No vote
       and its controlled entities for the FYE 30
       JUN 2008, including the report of the Directors,
       the Directors' declaration and the Independent
       Auditor's report

2.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008 [as specified]

3.A    Re-elect Mr. Trevor Carroll as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Clause 47 of the Company's Constitution

3.B    Re-elect Mr. John Harkness as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with Clause 55 of the Company's Constitution

3.C    Re-elect Mr. Mark Fitzgerald as a Director of             Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with Clause 55 of the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 CREATIVE TECHNOLOGY LTD                                                                     Agenda Number:  701728668
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1775U107
    Meeting Type:  AGM
    Meeting Date:  31-Oct-2008
          Ticker:
            ISIN:  SG1A98006814
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts of the Company for the
       FYE 30 JUN 2008 and the Auditors' report thereon

2.A    Re-elect Mr. Tan Lip-Bu as a Director                     Mgmt          For                            For

2.B    Re-elect Mr. Ng Kai Wa as a Director                      Mgmt          For                            For

3.     Approve the Directors' fees of SGD 240,000 for            Mgmt          For                            For
       the YE 30 JUN 2008

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

5.     Authorize the Directors, pursuant to Section              Mgmt          Against                        Against
       161 of the Companies Act [Chapter 50] [the
       Companies Act], to issue such number of shares
       [as specified] in the Company at any time to
       such persons and upon such terms and conditions
       and for such purposes as the Directors may
       in their absolute discretion deem fit without
       having to first offer them to the shareholders
       provided that the aggregate number of shares
       to be issued pursuant to this Resolution does
       not exceed 25% of the issued share capital
       of the Company at the relevant time

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, to allot
       and issue from time to time such number of
       shares as may be required to be issued pursuant
       to the exercise of options granted or to be
       granted under the Creative Technology [1999]
       Share Option Scheme pursuant to and in accordance
       with the terms thereof

7.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 76C and 76E respectively of the
       Companies Act, to make market purchases and
       off-market purchases from time to time of up
       to 10% of the issued ordinary share capital
       of the Company as at the date of this resolution
       at the price of up to, but not exceeding the
       Maximum Price [as specified], in accordance
       with the 'Guidelines on Share Buy Backs' as
       specified and in the case of off-market purchases
       only, in accordance with the 'Equal Access
       Scheme' as specified; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company is held or is required to be held]

8.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CSR LTD                                                                                     Agenda Number:  701629620
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q30297115
    Meeting Type:  AGM
    Meeting Date:  10-Jul-2008
          Ticker:
            ISIN:  AU000000CSR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the reports              Mgmt          For                            For
       of the Directors and of the Auditors for the
       FYE 31 MAR 2008

2.A    Re-elect Ms. Kethleen Conlon as a Director of             Mgmt          For                            For
       the Company, who retires by rotation at the
       close of the meeting in accordance with Clause
       55 of the Company's constitution

2.B    Re-elect Mr. Richard Lee as a Director of the             Mgmt          For                            For
       Company, who retires by rotation at the close
       of the meeting in accordance with Clause 55
       of the Company's constitution

3.     Adopt the remuneration report for the FYE 31              Mgmt          For                            For
       MAR 2008

4.     Approve, with effect from and including the               Mgmt          For                            For
       FY commencing 01 APR 2008, to increase the
       aggregate maximum sum available for the remuneration
       of Non-Executive Directors by AUD 300,000 per
       year to AUD 1,450,000 per year




--------------------------------------------------------------------------------------------------------------------------
 DAVID JONES LTD, SYDNEY NSW                                                                 Agenda Number:  701744915
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q31227103
    Meeting Type:  AGM
    Meeting Date:  28-Nov-2008
          Ticker:
            ISIN:  AU000000DJS0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting    No vote
       and its controlled entities for the 52 weeks
       ended 28 JUL 2008 and the reports of the Directors
       and the Auditor

2.A    Re-elect Mr. Robert Savage as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with Rule 6.1[f] of the Company's Constitution

2.B    Re-elect Mr. Stephen Goddard as a Director of             Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with Rule 6.1[f] of the Company's Constitution

3.     Approve that, for the purposes of Rule 6.3[a]             Mgmt          For                            For
       of the Company's Constitution, the aggregate
       amount of remuneration that may be paid to
       the Non-Executive Directors in any FY be increased
       by AUD 500,000 from AUD 1,800,000 to AUD 2,300,000

4.     Adopt the remuneration report                             Mgmt          For                            For

5.A    Approve to grant up to a maximum number of 3,387,900      Mgmt          For                            For
       Retention Rights [each in respect of one ordinary
       share in the capital of the Company] to Mr.
       Mark McInnes, the Chief Executive Officer of
       the Company, pursuant to the David Jones Limited
       Long Term Incentive Plan [Retention Plan FY09-11]
       and on the terms set out in the notice of the
       AGM 2008

5.B    Approve to grant up to a maximum number of 1,732,258      Mgmt          For                            For
       Retention Rights [each in respect of one ordinary
       share in the capital of the Company] to Mr.
       Stephen Goddard, the Finance Director of the
       Company, pursuant to the David Jones Limited
       Long Term Incentive Plan [Retention Plan FY09-11]
       and on the terms set out in the notice of the
       AGM 2008




--------------------------------------------------------------------------------------------------------------------------
 DIGITAL CHINA HOLDINGS LTD                                                                  Agenda Number:  701664725
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2759B107
    Meeting Type:  AGM
    Meeting Date:  19-Aug-2008
          Ticker:
            ISIN:  BMG2759B1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the Company and its subsidiaries
       and the reports of the Directors and Auditors
       for the YE 31 MAR 2008

2.     Declare a final dividend for the YE 31 MAR 2008           Mgmt          For                            For

3. i   Re-elect Mr. Andrew Y YAN as a Director of the            Mgmt          For                            For
       Company

3.ii   Re-elect Mr. Tang Xudong as a Director of the             Mgmt          For                            For
       Company

3.iii  Re-elect Professor W.U. Jinglian as a Director            Mgmt          For                            For
       of the Company

3.iv   Re-elect Mr. Lin Yang as a Director of the Company        Mgmt          For                            For

3.v    Re-elect Mr. Chen Derek Zhiyong as a Director             Mgmt          For                            For
       of the Company

3.vi   Re-elect Mr. Luo Hong as a Director of the Company        Mgmt          For                            For

3.vii  Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       to fix their remuneration

5.1    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe convertible
       into shares of the Company] during or after
       the end of the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of the passing of this resolution, otherwise
       than pursuant to: i) a rights issue [as specified];
       or ii) the exercise of rights of subscription
       or conversion under the terms of any existing
       warrants, bonds, debentures, notes or other
       securities issued by the Company; or iii) the
       exercise of options granted under any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to eligible
       participants of the Company and/or any of its
       subsidiaries of rights to acquire shares of
       the Company; or iv) any scrip dividend or similar
       arrangement providing for the allotment and
       issue of shares in lieu of the whole or part
       of a dividend on shares of the Company in accordance
       with Bye-Laws of the Company; or v) a specified
       authority granted by the shareholders of the
       Company in general meeting; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is required
       by the Bye-Laws of the Company or any applicable
       laws of Bermuda to be held]

5.2    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares in the capital of the Company
       during the relevant period, on The Stock Exchange
       of Hong Kong Limited [the 'Stock Exchange']
       or any other stock exchange on which the shares
       of the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange for this
       purpose, subject to and in accordance with
       all applicable Laws and/or the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of the passing
       of this resolution; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable Laws of Bermuda to be held]

5.3    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5(1) and 5(2) as specified, the general mandate
       granted to the Directors of the Company to
       allot, issue and deal with the additional shares
       in the capital of the Company pursuant to Resolution
       5(1), to make or grant offers, agreements and
       options [including warrants, bonds, debentures,
       notes and other securities which carry rights
       to subscribe for or are convertible into shares
       of the Company], by the addition thereto of
       an amount representing the aggregate nominal
       amount of the shares of the Company purchased
       pursuant to Resolution 5(2) as specified, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 DIGITAL CHINA HOLDINGS LTD                                                                  Agenda Number:  701674637
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2759B107
    Meeting Type:  SGM
    Meeting Date:  19-Aug-2008
          Ticker:
            ISIN:  BMG2759B1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the investment by [China              Mgmt          For                            For
       Singapore Suzhou Industrial Park Ventures Co.
       Ltd] and Infinity I-China Investments [Israel],
       L.P. [collectively the Investors] in the information
       technology services business currently carrying
       on by the Company [the Investment] through
       their contributions to the registered capital
       and the capital surplus of [Digital China Information
       Technology Service Co. Ltd] [DCITS], and the
       execution of the capital increase agreement,
       the cooperative joint venture contract, the
       amended and restated Articles of Association
       of DCITS, the employment contracts, non-disclosure
       and non-competition agreements [collectively
       the Transaction Documents] relating to the
       Investment, in all respects and that all the
       transactions contemplated thereunder; and authorize
       any 1 Director of the Company, and if the affixation
       of the common seal of the Company is necessary,
       any 2 Directors, to execute all such other
       documents, instruments or agreements and to
       do or take all such actions or things as such
       Directors consider necessary or desirable to
       implement and/or give effect to the Investment,
       the transaction documents and the transactions
       contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DIGITAL CHINA HOLDINGS LTD                                                                  Agenda Number:  701758306
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2759B107
    Meeting Type:  SGM
    Meeting Date:  25-Nov-2008
          Ticker:
            ISIN:  BMG2759B1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the revision of the annual cap for the            Mgmt          For                            For
       FYE 31 MAR 2009 in relation to the purchases
       of the Products and Services [as specified]
       by the Company and/or its subsidiaries from
       Lenovo Group Limited and/or its subsidiaries
       on a continuing and regular basis from HKD
       2,576,448,000 to HKD 2,950,818,200 and authorize
       any one Director of the Company to execute
       all such other documents, instruments or agreements
       and to do or take all such actions or things
       as such Director considers necessary or desirable
       to implement and/or give effect to such revision

2.     Approve and ratify the New Master Purchases               Mgmt          For                            For
       Agreement [the details of which are set out
       in the Circular, a copy of which has been produced
       to the meeting marked A and signed by the Chairman
       of the meeting for identification purpose],
       the transactions contemplated there under and
       the Proposed Annual Caps [as specified]; authorize
       any one Director of the Company to execute
       all such other documents, instruments or agreements
       and to do or take all such actions or things
       as such Director considers necessary or desirable
       to implement and/or give effect to the terms
       of the New Master Purchases Agreement and the
       transactions contemplated there under

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DOWNER EDI LTD                                                                              Agenda Number:  701720597
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q32623151
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  AU000000DOW2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements and            Mgmt          For                            For
       reports of the Directors and the Auditor for
       the YE 30 JUN 2008

2.     Re-elect Mr. John Humphrey as a Director, who             Mgmt          For                            For
       retires by rotation and in accordance with
       the Constitution of the Company

3.     Elect Mr. Geoffrey Knox as a Director, who retires        Mgmt          For                            For
       in accordance with the Constitution

4.     Elect Ms. Sally [Annabelle] Chaplain as a Director,       Mgmt          For                            For
       who retires in accordance with the Constitution

5.     Elect Mr. Richard [Mike] Harding as a Director,           Mgmt          For                            For
       who retires in accordance with the Constitution

6.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008

7.     Approve the increase in the maximum total amount          Mgmt          For                            For
       of the Directors' fees that may be payable
       by the Company to the Non-Executive Directors
       form AUD 800,000 to AUD 2,000,000




--------------------------------------------------------------------------------------------------------------------------
 ENVESTRA LTD, ADELAIDE SA                                                                   Agenda Number:  701716194
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3536B104
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2008
          Ticker:
            ISIN:  AU000000ENV4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the Company's financial           Non-Voting    No vote
       statements the Auditors report and the report
       of the Directors for the YE 30 JUN 2008

2.     Adopt the remuneration report, which forms part           Mgmt          For                            For
       of the Directors' report of the Company for
       the FYE 30 JUN 2008

3.A    Re-elect Mr. John Geoffrey Allpass as a Director,         Mgmt          For                            For
       who retires by rotation at the AGM in accordance
       with the Company's constitution and the ASX
       Listing Rules

3.B    Re-elect Mr. Eric Fraser Ainsworth as a Director,         Mgmt          For                            For
       who retires by rotation at the AGM in accordance
       with the Company's constitution and the ASX
       Listing Rules

3.C    Re-elect Mr. Dominic Loi Shun Chan as a Director,         Mgmt          For                            For
       who retires by rotation at the AGM in accordance
       with the Company's constitution and the ASX
       Listing Rules




--------------------------------------------------------------------------------------------------------------------------
 FIRST SHIP LEASE TR                                                                         Agenda Number:  701859780
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26511108
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  SG1U66934613
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to receive and adopt the report of the            Mgmt          For                            For
       Trustee-Manager, statement by Trustee-Manager
       and Audited Financial Statements of First Ship
       Lease Trust for the FYE 31 DEC 2008 together
       with the Auditor's report thereon

2.     Re-appoint KPMG LLP as the Auditors of First              Mgmt          For                            For
       Ship Lease Trust and authorize the Directors
       of the Trustee-Manager to fix their remuneration

       To transact any other ordinary business                   Non-Voting    No vote

3.     Authorize the Trustee-Manager, pursuant to Section        Mgmt          Against                        Against
       36 of the Business Trusts Act and Clause 6.1
       of the Trust Deed, to issue new units in First
       Ship Lease Trust and/or make or grant offers,
       agreements or options [collectively, Instruments]
       that would require units to be issued, at any
       time to such persons and on such terms and
       conditions whether for cash or otherwise as
       the Trustee-Manager shall in its absolute discretion
       deem fit, and [notwithstanding the authority
       conferred by this Resolution may have ceased
       to be in force] issue units in pursuance of
       any Instrument made or granted by the Trustee-Manager
       while this Resolution was in force, provided
       that: i) the aggregate number of units [including
       units to be issued in pursuance of the Instruments,
       made or granted pursuant to this resolution
       to be issued pursuant to this Resolution] shall
       not exceed 50% of the issued units [excluding
       treasury units, if any] in First Ship Lease
       Trust, as specified, of which the aggregate
       number of units to be issued other than on
       a pro-rata basis to existing Unit holders of
       First Ship Lease Trust shall not exceed 20%
       of the issued units [excluding treasury units,
       if any] in First Ship Lease Trust, as specified;
       ii) subject to such calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [SGX-ST] for the purpose of determining
       the aggregate number of units and Instruments
       that may be issued under this resolution, the
       percentage of issued units and Instruments
       shall be based on the number of issued units
       [excluding treasury units, if any] in First
       Ship Lease Trust at the time of the passing
       of this Resolution after adjusting for: a)
       any new units arising from the conversion or
       exercise of any instruments that are convertible
       into units; and b) any subsequent bonus issue,
       consolidation or subdivision of units; iii)
       in exercising the authority conferred by this
       Resolution, the Trustee-Manager comply with
       the provisions of the Listing Manual of the
       SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Trust Deed of First Ship Lease Trust
       and the Business Trusts Act, Chapter 31A of
       Singapore; [Authority expires the earlier of
       the conclusion of the next AGM of the Unitholders
       of First Ship Lease Trust or the date by which
       the next AGM of the Unitholders of First Ship
       Lease Trust is required by Law to be held];
       in the case of units to be issued in pursuance
       of the Instruments, made or granted pursuant
       to this Resolution, until the issuance of such
       units in accordance with the terms of the Instruments

4.     Approve, contingent on the passing of Resolution          Mgmt          Against                        Against
       3 above, grant authority to the Trustee-Manager
       to fix the issue price for units that are to
       be issued by way of placement pursuant to the
       20% sub-limit for other unit issues on a non
       pro-rata basis referred to in Resolution 3
       above, at a discount exceeding 10% but not
       more than 20% of the price as determined in
       accordance with the Listing Manual of the SGX-ST

5.     Grant authority to the Trustee-Manager to allot           Mgmt          For                            For
       and issue from time to time such number of
       units as may be required to be allotted and
       issued pursuant to the First Ship Lease Trust
       Distribution Reinvestment Scheme




--------------------------------------------------------------------------------------------------------------------------
 FIRST SHIP LEASE TR                                                                         Agenda Number:  701859792
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26511108
    Meeting Type:  EGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  SG1U66934613
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the exercise of all the powers of FSL             Mgmt          For                            For
       Trust Management Pte., Ltd., solely in its
       capacity as the trustee-manager of First Ship
       Lease Trust [the Trustee-Manager] to procure
       the purchase of issued Units of FSL Trust [the
       Units] not exceeding in aggregate the Maximum
       Limit [means that the number of Units representing
       not more than 10 % of the total number of issued
       Units of FSL Trust as at the date of the passing
       of this Resolution]; at such price[s] which,
       for on-market purchases [each a Market Purchase]
       on the Singapore Exchange Securities Trading
       Limited ["SGX-ST"], shall be determined by
       the Trustee-Manager from time to time up to
       the Maximum Price [means, for a Unit to be
       purchased pursuant to the Unit Buy-back Mandate
       in a Market Purchase, 105% of the Average Closing
       Market Price [means the average of the closing
       market prices of a Unit over the last five
       [5] Market Days, on which transactions in Units
       were recorded, preceding the day of the Market
       Purchase, and deemed to be adjusted for any
       corporate action that occurs after such 5-day
       market period in accordance with Rule 884 of
       the SGX-ST Listing Manual], excluding related
       expenses of the purchase, ], provided that
       all such purchases shall be made in accordance
       with the terms and conditions set out in the
       circular to unit holders in relation to the
       proposed unit buy-back mandate dated 24 MAR
       2009, be and is hereby authorized and approved
       generally and unconditionally [the Unit Buy-back
       Mandate]; 2] unless varied or revoked by unit
       holders of FSL Trust [the Unit holders] in
       a general meeting, the authority conferred
       on the Trustee-Manager pursuant to the Unit
       Buy-back Mandate may be exercised by the Trustee-Manager
       at any time during the Relevant Period [means
       the period commencing from the date on which
       the EGM is held and the resolutions relating
       to the Unit Buyback Mandate are passed, and
       expiring on a] the date the next general meeting
       of Unit holders is held or is required by the
       Trust Terms to be held in respect of any mandate
       for the purposes of a Unit Buy-back; or b]
       the date on which the purchases of Units by
       the Trustee-Manager pursuant to the Unit Buy-back
       Mandate are carried out to the full extent
       mandated, whichever is earlier]; and 3] authorize
       the Trustee-Manager to complete and do all
       such acts and things [including executing such
       documents or other action as may be required]
       as it may consider necessary, expedient or
       in the interests of FSL Trust to give effect
       to the transactions contemplated and/or authorized
       by these resolutions




--------------------------------------------------------------------------------------------------------------------------
 FISHER & PAYKEL APPLIANCES HOLDINGS LTD                                                     Agenda Number:  701652453
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3898H103
    Meeting Type:  AGM
    Meeting Date:  18-Aug-2008
          Ticker:
            ISIN:  NZFPAE0001S2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 485657 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the financial statements and the Auditors'        Non-Voting    No vote
       report for the YE 31 MAR 2008, as contained
       in the Company's annual report

2.1    Re-elect Mr. Gary Paykel as a Director, who               Mgmt          For                            For
       retires by rotation

2.2    Re-elect Mr. Peter Lucas as a Director who retires        Mgmt          For                            For
       by rotation

3.     Authorize the Directors to fix the fees and               Mgmt          For                            For
       expenses of the PricewaterHouseCoopers, as
       the Company's Auditors

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FISHER & PAYKEL HEALTHCARE CORPORATION LTD                                                  Agenda Number:  701655613
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q38992105
    Meeting Type:  AGM
    Meeting Date:  22-Aug-2008
          Ticker:
            ISIN:  NZFAPE0001S2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 491853 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the financial statement and the Auditors'         Non-Voting    No vote
       report for the YE 31 MAR 2008, as specified

2.A    Re-elect Mr. Gary Paykel as a Director, retires           Mgmt          For                            For
       by rotation in accordance with the Company's
       Constitution

2.B    Re-elect Mr. Michale Smith as a Director, retires         Mgmt          For                            For
       by rotation in accordance with the Company's
       Constitution

2.C    Elect Mr. Arthur Morris as a Director, retires            Mgmt          For                            For
       in accordance with the Company's Constitution

3.     Authorize the Directors to fix the fees and               Mgmt          For                            For
       expenses of PricewaterhouseCoopers as the Company's
       Auditor

4.     Approve to issue of up to 160,000 options under           Mgmt          For                            For
       the Fisher & Paykel Healthcare 2003 Share Option
       Plan to Mr. Michael Daniell, Managing Director
       and Chief Executive Officer of the Company,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 FKP PROPERTY GROUP                                                                          Agenda Number:  701745878
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3930V102
    Meeting Type:  AGM
    Meeting Date:  28-Nov-2008
          Ticker:
            ISIN:  AU000000FKP9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive and consider/discuss the financial report,        Non-Voting    No vote
       the Directors' report and the Auditor's report
       for the FKP Property Group, the Company and
       the Trust for the YE 30 JUN 2008

1.     Re-elect Mr. Philip Parker as a Director, who             Mgmt          Against                        Against
       retires by rotation in accordance with the
       Clause 10.3 of the Company's Constitution

2.     Re-elect Mr. David Crombie as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with the
       Clause 10.3 of the Company's Constitution

3.     Re-elect Mr. Tze Hien Chung as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Clause 10.8 of the Company's Constitution

4.     Re-elect Mr. Jim Frayne as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with the Clause 10.8
       of the Company's Constitution

5.     Re-elect Mr. Denis Hickey as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with the
       Clause 10.8 of the Company's Constitution

6.     Adopt, for the purposes of Section 250R(2) of             Mgmt          Against                        Against
       the Corporation Act and for all other purposes,
       the remuneration report for the YE 30 JUN 2008

7.     Approve and ratify, for all purposes under the            Mgmt          For                            For
       Corporations Act and the Listing Rules, including
       Listing Rule 7.4, the issue of 14,085,190 stapled
       securities to Stockland Retirement Pty Limited
       on 15 OCT 2008

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FLIGHT CENTRE LTD                                                                           Agenda Number:  701722969
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q39175106
    Meeting Type:  AGM
    Meeting Date:  03-Nov-2008
          Ticker:
            ISIN:  AU000000FLT9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Mr. Peter Barrow as a Non-Executive              Mgmt          For                            For
       Director of Flight Center Limited, who retires
       in accordance with Section 47 of the Flight
       Center Limited Constitution

2.     Approve, pursuant to ASX Listing Rule 10.17,              Mgmt          For                            For
       Flight Center Limited increases the Director's
       remuneration facility by AUD 250,000 to AUD
       650,000 per annum [inclusive of superannuation]

3.     Adopt, the Section of the Directors' report               Mgmt          Against                        Against
       dealing with the remuneration of the Directors,
       Company Secretary and Senior Executives ['Remuneration
       Report']

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FOUNTAIN SET (HOLDINGS) LTD                                                                 Agenda Number:  701792827
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26213101
    Meeting Type:  AGM
    Meeting Date:  21-Jan-2009
          Ticker:
            ISIN:  HK0420001817
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" ONLY FOR ALL RESOLUTIONS
       THANK YOU.

1.     Receive the audited financial statements, the             Mgmt          For                            For
       Directors' Report and the Independent Auditors'
       report for the YE 31 AUG 2008

2.a    Re-elect Mr. Lau Hong Yon as a Director                   Mgmt          For                            For

2.b    Re-elect Mrs. Fung Yeh Yi Hao, Yvette as a Director       Mgmt          For                            For

2.c    Re-elect Mr. Ha Hon Kuen as a Director                    Mgmt          For                            For

2.d    Approve to fix the Directors' fees                        Mgmt          For                            For

3.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

4.a    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares in the capital of the Company on the
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or on any other stock exchange on
       which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission and the Stock Exchange for this
       purpose, subject to and in accordance with
       all applicable laws and the requirements of
       the rules governing the listing of securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time, not
       exceeding 10 % of the aggregate nominal amount
       of the issued share capital of the Company
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

4.b    Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make and grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Company] which
       would or might require shares to be allotted
       during and after the relevant period not exceeding
       20 % of the aggregate nominal amount of the
       issued share capital of the Company; the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Company
       pursuant to the approval otherwise than pursuant
       to: a) a Rights Issue [as specified] or b)
       an issue of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       c) any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or d) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required to
       be held by law]

4.c    Approve to extend, pursuant to Resolution 4(B)            Mgmt          For                            For
       as specified, the general mandate granted to
       the Directors of the Company to exercise the
       powers of the Company to allot, issue and deal
       with any additional shares of the Company by
       the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to the Resolution
       4(A) as specified, provided that such extended
       amount shall not exceed 10 % of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of the passing
       of this Resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF COSESRVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FUBON BANK (HONG KONG) LTD                                                                  Agenda Number:  701755920
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2652P104
    Meeting Type:  EGM
    Meeting Date:  21-Nov-2008
          Ticker:
            ISIN:  HK0636030667
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" ONLY FOR RESOLUTIONS
       A, B, C AND S.1. THANK YOU.

a.     Approve, conditional upon the filing with and             Mgmt          For                            For
       registration of all relevant documents to be
       issued by the Company relating to the Open
       Offer [as specified] by the Registrar of Companies
       in Hong Kong in compliance with the Companies
       Ordinance; and the Hong Kong Monetary Authority
       granting its approval that the Preference Shares
       [as specified] may be treated as "supplementary
       capital" of the Company for the purposes of
       the Banking [Capital] Rules [Cap. 155L of the
       Laws of Hong Kong]: to increase authorized
       share capital of the Company from HKD 1,406,592,000
       comprising 1,406,592,000 ordinary shares of
       HKD 1.00 each to HKD 1,406,592,000 and USD
       119,994,019.20 comprising 1,406,592,000 ordinary
       shares of HKD 1.00 each and 1,172,160,000 non-participating cumulative preference shares of USD 0.10237
       each

b.     Approve, conditional upon the filing with and             Mgmt          For                            For
       registration of all relevant documents to be
       issued by the Company relating to the Open
       Offer [as specified] by the Registrar of Companies
       in Hong Kong in compliance with the Companies
       Ordinance; and the Hong Kong Monetary Authority
       granting its approval that the Preference Shares
       [as specified] may be treated as "supplementary
       capital" of the Company for the purposes of
       the Banking [Capital] Rules [Cap. 155L of the
       Laws of Hong Kong]: to issue, by way of open
       offer, of 1,172,160,000 new non-participating
       cumulative preference shares of par value of
       USD 0.10237 each in the issued share capital
       of the Company [the Open Offer], such new shares
       [the Preference Shares] to be issued at a price
       of USD 0.10237 per Preference Share [the Subscription
       Price] to the Shareholders whose names appear
       on the register of members of the Company on
       the date by reference to which entitlements
       under the Open Offer will be determined [other
       than those Shareholders [the Excluded Shareholders]
       with registered addresses outside Hong Kong
       and whom the Board of Directors, after making
       relevant enquiry, considers their exclusion
       from the Open Offer to be necessary or expedient
       on account either of the legal restrictions
       under the laws of the relevant place or any
       requirements of the relevant regulatory body
       or stock exchange in that place] in the proportion
       of one Preference Share for every existing
       Share then held and otherwise pursuant to and
       in accordance with the terms and conditions
       as specified in the circular issued by the
       Company dated 29 OCT 2008

c.     Approve, conditional upon the filing with and             Mgmt          For                            For
       registration of all relevant documents to be
       issued by the Company relating to the Open
       Offer [as specified] by the Registrar of Companies
       in Hong Kong in compliance with the Companies
       Ordinance; and the Hong Kong Monetary Authority
       granting its approval that the Preference Shares
       [as specified] may be treated as "supplementary
       capital" of the Company for the purposes of
       the Banking [Capital] Rules [Cap. 155L of the
       Laws of Hong Kong]: authorize the Directors
       to allot and issue the Preference Shares pursuant
       to or in connection with the Open Offer and,
       in particular, to make such exclusions or other
       arrangements in relation to Excluded Shareholders
       as they may, at their absolute discretion,
       deem necessary or expedient or appropriate,
       and the Preference Shares shall not be issued
       to the Excluded Shareholders

S.1    Amend the Articles of Association of the Company          Mgmt          For                            For
       to include Article 5A [as specified] immediately
       after Article 5 of the Articles of Association
       and adopt such amended Articles of Association
       as the new Articles of Association of the Company
       in substitution for, and to the exclusion of,
       the existing Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 FUBON BANK (HONG KONG) LTD                                                                  Agenda Number:  701870215
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2652P104
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  HK0636030667
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited accounts and              Mgmt          For                            For
       the reports of the Directors and Auditors for
       the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Ming-Chung [Daniel] Tsai as a Director       Mgmt          Against                        Against
       of the Bank

3.B    Re-elect Mr. Moses Tsang as a Director of the             Mgmt          Against                        Against
       Bank

3.C    Re-elect Mr. Michael Chang Ming-Yuen as a Director        Mgmt          Against                        Against
       of the Bank

4.     Re-appoint KPMG as the Auditors of the Bank               Mgmt          For                            For

5.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with unissued shares in the capital of
       the Bank and make or grant offers, agreements
       and options during relevant period, and the
       aggregate nominal amount of the share capital
       to be allotted or issued [whether pursuant
       to an option or otherwise] by the Directors
       pursuant to i) a rights issue [as specified];
       or ii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/ or employees of the
       Bank any of its subsidiaries of shares or rights
       to acquire shares of the Bank; or iii) any
       scrip dividend or similar arrangement providing
       for the allotment of shares of the Bank in
       lieu of the whole or part of a dividend payable
       in respect of shares of the Bank in accordance
       with the Articles of Association of the Bank;
       or iv) any specific authority, shall not exceed
       the sum of 20% of the aggregate nominal amount
       of the share capital of the Bank in issue as
       at the date hereof and [if the Directors are
       so authorized by a separate ordinary resolution
       of the shareholders of the Bank] the aggregate
       nominal amount of share capital of the Bank
       repurchased by the Bank since the granting
       of the general mandate [up to a maximum number
       of shares as will represent 10% of the issued
       share capital of the Bank] as at that date
       hereof; [Authority expires the earlier of the
       conclusion of the next AGM of the Bank or the
       expiration of the period within which the next
       AGM of the Bank is required by the Companies
       Ordinance to be held]

6.     Authorize the Directors of the Bank to exercise           Mgmt          For                            For
       the powers of the Bank referred to in the Resolution
       5 as specified

7.     Authorize the Directors to repurchase issued              Mgmt          For                            For
       shares in the capital of the Bank during the
       relevant period, on the Stock Exchange of the
       Bank or any other Stock Exchange on which the
       shares of the bank may be listed and recognized
       by the Securities and Futures Commission of
       the Hong Kong and the Stock Exchange for such
       purposes, the aggregate nominal amount of share
       capital repurchased by the Bank shall not exceed
       10% of the issued share capital of the Bank
       as at the date hereof; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Bank; or the expiration of the period within
       which the next AGM of the Bank is required
       by the Companies Ordinance to be held]




--------------------------------------------------------------------------------------------------------------------------
 FUTURIS CORP LTD, ADELAIDE SA                                                               Agenda Number:  701721979
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q39718103
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2008
          Ticker:
            ISIN:  AU000000FCL5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the reports              Non-Voting    No vote
       of the Directors and the Auditor, respectively,
       for the YE 30 JUN 2008

2.     Receive and adopt the remuneration report for             Mgmt          Against                        Against
       the YE 30 JUN 2008

3.1    Re-elect Mr. Charles E. Bright as a Director              Mgmt          For                            For
       of the Company, who retires by rotation pursuant
       to Rule 8.1.5(b) of the Constitution of the
       Company

3.2    Re-elect Mr. Graham D. Walters as a Director              Mgmt          For                            For
       of the Company, who retires by rotation pursuant
       to Rule 8.1.5(b) of the Constitution of the
       Company

3.3    Elect Mr. James Hutchison [Hutch] Ranck as a              Mgmt          For                            For
       Director of the Company, who retires in accordance
       with Rule 8.1.5[a] of the Constitution of the
       Company

S.4    Approve to reinstate Rule 6 of the Company's              Mgmt          For                            For
       Constitution, approved by the shareholders
       on 25 OCT 2005, in the Constitution




--------------------------------------------------------------------------------------------------------------------------
 FUTURIS CORP LTD, ADELAIDE SA                                                               Agenda Number:  701804773
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q39718103
    Meeting Type:  EGM
    Meeting Date:  03-Mar-2009
          Ticker:
            ISIN:  AU000000FCL5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to change the name of the Company to              Mgmt          For                            For
       Elders Limited with effect on and from 30 APR
       2009




--------------------------------------------------------------------------------------------------------------------------
 GALLANT VENTURE LTD                                                                         Agenda Number:  701794720
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2679C102
    Meeting Type:  EGM
    Meeting Date:  23-Jan-2009
          Ticker:
            ISIN:  SG1T37930313
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Companies Act], to purchase or otherwise acquire
       issued and fully paid ordinary shares in the
       Company [the Shares], not exceeding in aggregate
       the prescribed limit [subject to the Companies
       Act, 10% of the total number of Shares of the
       Company [excluding any Shares which are held
       as treasury shares] as at the date of the passing
       of this resolution], by way of market purchases
       on the Singapore Exchange Securities Trading
       Limited [SGX-ST] and/or off-market purchases
       effected otherwise than on the SGX-ST in accordance
       with any equal access scheme[s] as may be determined
       or formulated by the Directors of the Company
       as they consider fit, which scheme[s] shall
       satisfy all the conditions prescribed by the
       Companies Act, at a price of up to 105% of
       the average of the closing market prices of
       a Share over the last 5 market days on the
       SGX-ST, on which transactions in the Shares
       were recorded, immediately preceding the day
       of the Market Purchase and a price up to 120%
       of the average closing price in case of off-market
       purchase; and otherwise in accordance with
       all other laws, regulations and listing rules
       of the SGX-ST as may for the time being be
       applicable, be and is hereby authorized and
       approved generally and unconditionally [the
       Share Purchase Mandate]; and authorize the
       Directors of the Company to complete and do
       all such acts and things [including executing
       such documents as may be required] as they
       may consider expedient or necessary to give
       effect to the transactions contemplated by
       this resolution; [Authority expires the earlier
       the date on which the next AGM of the Company
       is held or is required by Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 GIORDANO INTERNATIONAL LTD                                                                  Agenda Number:  701665664
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6901M101
    Meeting Type:  SGM
    Meeting Date:  13-Aug-2008
          Ticker:
            ISIN:  BMG6901M1010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and confirm, the sale and purchase agreement      Mgmt          For                            For
       [the Agreement] dated 27 JUN 2008 and entered
       into among the Company, Gloss Mind Holdings
       Limited and Mr. Cheung Kwok Leung in relation
       to the disposal of 4,238,808 ordinary shares
       in the issued share capital of Placita Holdings
       Limited [the Disposal], the Put Option and
       the Call Option [as defined in the circular
       of the Company dated 21 JUL 2008], as specified;
       and authorize any one Director of the Company
       to do such acts and things, to sign and execute
       all such further documents and to take such
       steps as they may consider necessary, appropriate,
       desirable or expedient to give effect to or
       in connection with the Disposal, the Put Option
       and the Call Option or any transactions contemplated
       under the Agreement

2.     Approve and ratify, the New Manufacturing Licence         Mgmt          For                            For
       Agreements [as defined in the circular of the
       Company dated 21 JUL 2008] and all the transactions
       contemplated thereunder; authorize the Directors
       to do, approve and transact all things which
       they may in their discretion consider to be
       necessary or desirable in connection with the
       New Manufacturing Licence Agreements provided
       that the annual cap in respect of the aggregate
       value of all purchases under the New Manufacturing
       Licence Agreements and the Previous Manufacturing
       Licence Agreements [as specified] shall not
       exceed the new cap amounts set out in the circular
       of the Company dated 21 JUL 2008

3.     Re-elect Professor LEUNG Kwok as a Director               Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 GOLDEN AGRI-RESOURCES LTD.                                                                  Agenda Number:  701726993
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV11073
    Meeting Type:  SGM
    Meeting Date:  24-Oct-2008
          Ticker:
            ISIN:  MU0117U00026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve a new Restricted Share Plan to be known           Mgmt          For                            For
       as the 'GAR Group Restricted Share Plan' (the
       'RSP'), the rules of which, for the purpose
       of identification, have been signed by the
       Chairman of the Meeting, under which awards
       ('Awards') of fully paid-up ordinary shares
       (the 'Shares'), their equivalent cash value
       or combinations thereof will be granted, free
       of payment, to eligible participants under
       the RSP as specified; b) authorize the Directors
       of the Company to establish and administer
       the RSP; to modify and/or alter the RSP at
       any time and from time to time, provided that
       such modification and/or alteration is effected
       in accordance with the provisions of the RSP,
       and to do all such acts and to enter into all
       such transactions and arrangements as may be
       necessary or expedient in order to give full
       effect to the RSP; and subject to the same
       being allowed by law, to apply any Shares purchased
       under any share buy-back mandate towards the
       satisfaction of the Awards granted under the
       RSP; and to grant the Awards in accordance
       with the provisions of the RSP and to allot
       and issue from time to time such number of
       Shares as may be required to be allotted and
       issued pursuant to the vesting of the Awards
       under the RSP, provided that the aggregate
       number of Shares to be allotted and issued
       pursuant to the RSP (as defined in the Circular)
       shall not exceed 15% of the total number of
       issued Shares of the Company (excluding treasury
       shares) from time to time




--------------------------------------------------------------------------------------------------------------------------
 GOLDEN AGRI-RESOURCES LTD.                                                                  Agenda Number:  701894304
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV11073
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  MU0117U00026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the reports of the Directors and Auditors           Mgmt          For                            For
       and the Audited financial statements

2.     Approve the Director fees of SGD 228,000 for              Mgmt          For                            For
       the YE 31 DEC 2008

3.     Re-elect Mr. Muktar Widjaja as a Director                 Mgmt          For                            For

4.     Re-elect Mr. Rafael Buhay Concepcion, Jr as               Mgmt          For                            For
       a Director

5.     Re-elect Mr. Kaneyalall Hawabhay as a Director            Mgmt          For                            For

6.     Re-elect Mr. William Chung Nien Chin as a Director        Mgmt          For                            For

7.     Re-appoint Moore Stephens LLP as the Auditors             Mgmt          For                            For
       and authorize the Directors to fix their remuneration

8.     Approve to renew the authority to allot and               Mgmt          For                            For
       issue shares [share issue mandate]

9.     Grant authority to allot and issue shares up              Mgmt          Against                        Against
       to 100% of the total number of issued shares
       via a pro-rata renounceable rights issue

10.    Grant authority to allot and issue shares at              Mgmt          Against                        Against
       a discount of up to 20% under share issue mandate

11.    Approve to renew the share purchase mandate               Mgmt          For                            For

12.    Approve to renew the interested person transactions       Mgmt          For                            For
       mandate

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GOODMAN FIELDER LTD                                                                         Agenda Number:  701734546
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4223N112
    Meeting Type:  AGM
    Meeting Date:  20-Nov-2008
          Ticker:
            ISIN:  AU000000GFF8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the financial report              Non-Voting    No vote
       and the reports of the Directors and the Auditor
       for the FYE 30 JUN 2008

2.     Elect Mr. Ian Johnston as a Director of the               Mgmt          For                            For
       Company

3.     Re-elect Mr. Max Ould as a Director of the Company,       Mgmt          For                            For
       who retires by rotation

4.     Re-elect Mr. Hugh Perret as a Director of the             Mgmt          For                            For
       Company, who retires by rotation

5.     Adopt the Company's remuneration report for               Mgmt          For                            For
       the FYE 30 JUN 2008

S.6    Amend the Constitution of the Company as specified        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  701859691
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  SGM
    Meeting Date:  14-Apr-2009
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR BELOW RESOLUTION.
       THANK YOU.

1.     Approve and ratify, the Supplemental Agreement            Mgmt          For                            For
       [as specified] and the transactions contemplated
       thereunder; and authorize any 1 of the Director
       of the Company to do all such further acts
       and things and execute such further documents
       and take all steps which in his opinion may
       be necessary, desirable or expedient to implement
       and/or give effect to the Supplemental Agreement
       with any changes as such Director may consider
       necessary, desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 GREAT SOUTHERN LTD                                                                          Agenda Number:  701745854
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4333Z104
    Meeting Type:  EGM
    Meeting Date:  04-Dec-2008
          Ticker:
            ISIN:  AU000000GTP8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for all purposes including Rule 7.1              Mgmt          Against                        Against
       and Rule 10.11 of the ASX Listing Rules, the
       issue of up to 639,646,380 shares to Project
       Investors in the Plantation Projects as specified

2.     Approve, for all purposes including Rule 7.1              Mgmt          Against                        Against
       and Rule 10.11 of the ASX Listing Rules, the
       issue of up to 176,383,980 shares to Project
       Investors in the Cattle Projects as specified




--------------------------------------------------------------------------------------------------------------------------
 GREAT SOUTHERN LTD                                                                          Agenda Number:  701788967
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4333Z104
    Meeting Type:  EGM
    Meeting Date:  22-Jan-2009
          Ticker:
            ISIN:  AU000000GTP8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for all purposes including Rule 7.1              Mgmt          Against                        Against
       and Rule 10.11 of the ASX Listing Rules, the
       issue of up to 639,646,380 shares to Project
       Investors in the Plantation Projects as specified

2.     Approve, for all purposes including Rule 7.1              Mgmt          Against                        Against
       and Rule 10.11 of the ASX Listing Rules, the
       issue of up to 176,383,980 shares to Project
       Investors in the Cattle Projects as specified




--------------------------------------------------------------------------------------------------------------------------
 GREAT SOUTHERN LTD                                                                          Agenda Number:  701796825
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4333Z104
    Meeting Type:  AGM
    Meeting Date:  19-Feb-2009
          Ticker:
            ISIN:  AU000000GTP8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial statements             Non-Voting    No vote
       of the Company and its controlled entities
       for the FYE 30 SEP 2008 and the related Directors'
       report, Directors' declaration and the Auditors'
       report

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       SEP 2008

3.A    Re-elect Mr. John Carlton Young as a Director             Mgmt          For                            For
       of the Company, who retires by rotation pursuant
       to Clause 8.1(e) of the Constitution

3.B    Re-elect Mr. Mervyn Leonard Peacock as a Director         Mgmt          For                            For
       of the Company, who retires by rotation pursuant
       to Clause 8.1(e) of the Constitution

4.A    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.15A and for all other purposes, the ability
       to issue [for the purpose of Fee Sacrifice
       only] to Mr. David Griffiths, the Non-Executive
       Chairman of the Company, of up to 1,000,000
       shares each year by way of fee sacrifice under
       the Great Southern Employee Share Plan over
       the next 3 years and otherwise on the terms
       and conditions as specified

4.B    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.15A and for all other purposes, the ability
       to issue [for the purpose of Fee Sacrifice
       only] to Ms. Alice McCleary, the Non-Executive
       Director of the Company, of up to 500,000 shares
       each year by way of fee sacrifice under the
       Great Southern Employee Share Plan over the
       next 3 years and otherwise on the terms and
       conditions as specified

4.C    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.15A and for all other purposes, the ability
       to issue [for the purpose of Fee Sacrifice
       only] to Mr. Peter Mansell, the Non-Executive
       Director of the Company, of up to 500,000 shares
       each year by way of fee sacrifice under the
       Great Southern Employee Share Plan over the
       next 3 years and otherwise on the terms and
       conditions as specified

4.D    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.15A and for all other purposes, the ability
       to issue [for the purpose of Fee Sacrifice
       only] to Mr. Mervyn Peacock, the Non-Executive
       Director of the Company, of up to 500,000 shares
       each year by way of fee sacrifice under the
       Great Southern Employee Share Plan over the
       next 3 years and otherwise on the terms and
       conditions as specified

5.A    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.15 and for all other purposes, the ability
       to issue [for the purpose of Salary Sacrifice
       only] to Mr. Cameron Rhodes, the Managing Director
       of the Company, of up to 2,000,000 shares by
       way of salary sacrifice under the Great Southern
       Employee Share Plan and otherwise on the terms
       and conditions as specified

5.B    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.15 and for all other purposes, the ability
       to issue [for the purpose of Salary Sacrifice
       only] to Mr. Phillip Butlin, the Executive
       Director of the Company, of up to 1,750,000
       shares by way of salary sacrifice under the
       Great Southern Employee Share Plan and otherwise
       on the terms and conditions as specified




--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG INVESTMENT LTD                                                                    Agenda Number:  701726753
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2929L100
    Meeting Type:  EGM
    Meeting Date:  24-Oct-2008
          Ticker:
            ISIN:  HK0270001396
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Listing Committee of The Stock Exchange of
       Hong Kong Limited [the Stock Exchange] granting
       approval of the listing of, and permission
       to deal in ordinary shares of the Company [the
       Shares] which may fall to be issued pursuant
       to the exercise of options [Options] granted
       under the share option scheme [the New Share
       Option Scheme] of the Company, the terms of
       which are contained in the document marked
       A and produced to the meeting and for the purpose
       of identification signed by a Director of the
       Company and a summary of which is set out in
       a circular dated 08 OCT 2008 and dispatched
       to the shareholders of the Company of which
       the notice convening this meeting forms part
       [the Condition], the New Share Option Scheme
       be and authorize the Board of Directors of
       the Company [the Board] to grant Options and
       to allot and issue Shares pursuant to the exercise
       of any Option and to do all such acts and to
       enter into all such transactions and arrangements
       as may be necessary or desirable in order to
       give effect to the New Share Option Scheme
       and, to the extent permissible under the Articles
       of Association of the Company, the Rules governing
       the Listing of Securities on the Stock Exchange
       and the rules of the New Share Option Scheme,
       the Directors of the Company may vote in respect
       of any resolution(s) under or affecting the
       New Share Option Scheme [including, without
       limitation, approving any amendments to the
       rules of the New Share Option Scheme as may
       be acceptable or not objected to by the Stock
       Exchange, the granting of Options there under
       or approving the allotment and issue of Shares
       upon exercise of Options there under notwithstanding
       any interest(s) of any Director(s)], for the
       avoidance of doubt, the total number of Shares
       which may be issued upon the exercise of the
       Options to be granted under the New Share Option
       Scheme shall not exceed 10% of the Shares in
       issue as at the date of the passing of this
       resolution, for the purpose of calculating
       the 10% limit, all options previously granted
       under the existing share option scheme [the
       Existing Share Option Scheme] of the Company
       which was adopted by the Company on 31 MAY
       2002 or any other schemes of the Company [including
       those outstanding, cancelled, lapsed in accordance
       with the relevant scheme or exercised] will
       not be counted; the Existing Share Option Scheme
       is hereby terminated on the same date as the
       New Share Option Scheme comes into effect upon
       approval of the New Share Option Scheme in
       accordance with (a) above and fulfillment of
       the Condition, provided that any options granted
       under the Existing Share Option Scheme prior
       to the passing of this resolution shall not,
       in any way, be affected or prejudiced and all
       such options shall continue to be valid and
       exercisable in accordance with the Existing
       Share Option Scheme

2.     Re-elect Mr. Huang Xiaofeng as a Director of              Mgmt          Against                        Against
       the Company




--------------------------------------------------------------------------------------------------------------------------
 GUANGZHOU INVESTMENT COMPANY LIMITED                                                        Agenda Number:  701773409
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2931U106
    Meeting Type:  EGM
    Meeting Date:  10-Dec-2008
          Ticker:
            ISIN:  HK0123000694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       1. THANK YOU.

1.     Approve and ratify, the Transfer Agreement [as            Mgmt          For                            For
       specified], and the execution, delivery and
       performance by the Company of the Transfer
       Agreement; and the Transfer [as specified]
       and all transactions contemplated under or
       incidental to the Transfer Agreement and all
       actions taken or to be taken by the Company
       and/or its subsidiaries pursuant to the Transfer
       Agreement; and authorize any one Director of
       the Company for and on behalf of the Company
       to do all such acts and things, to sign, execute
       and deliver all such other documents, deeds,
       instruments and agreements and to take such
       steps as he may consider necessary, desirable
       or expedient to give effect to or in connection
       with the Transfer, the Transfer Agreement or
       any of the transactions contemplated under
       the Transfer Agreement and all other matters
       incidental thereto




--------------------------------------------------------------------------------------------------------------------------
 GUNNS LTD                                                                                   Agenda Number:  701722034
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4393F105
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  AU000000GNS5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial report of               Non-Voting    No vote
       the Company for the YE 30 JUN 2008 and the
       report of the Directors and the Auditor thereon

2.     Adopt the remuneration report of the Company              Mgmt          For                            For
       for the YE 30 JUN 2008, as specified

3.A    Re-elect Mr. C.J. Newman as a Director of the             Mgmt          For                            For
       Company, retires by rotation in accordance
       with the Constitution

3.B    Elect Mr. P.D. Teisseire as a Director of the             Mgmt          For                            For
       Company, retires in accordance with the Constitution




--------------------------------------------------------------------------------------------------------------------------
 GUOCOLAND LTD, SINGAPORE                                                                    Agenda Number:  701722907
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y29599100
    Meeting Type:  EGM
    Meeting Date:  17-Oct-2008
          Ticker:
            ISIN:  SG1R95002270
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Share Option Scheme to be know as             Mgmt          For                            For
       "The GuocoLand Limited Executives' Share Option
       Scheme 2008" [the Scheme] under which options
       [the Options] will be granted to selected confirmed
       employees of the Company and its subsidiaries
       including Executive Directors of the Company
       from time to time [collectively, the 'Employees']
       to acquire ordinary shares in the capital of
       the Company [Shares], particulars of which
       are set out in Appendix B to the Company's
       circular to shareholders dated 30 SEP 2008,
       subject to approval from the shareholders of
       Guoco Group Limited; and authorize the Directors
       of the Company: i) to establish and administer
       the Scheme; ii) to modify and / or amend the
       Scheme from time to time provided that such
       modifications and or/amendments are effected
       in accordance with the provisions of the Scheme
       and to do all such acts and to enter into all
       such transactions, arrangement and agreements
       as may be necessary, desirable or expedient
       in order to give full effect to the scheme;
       and [iii] to offer and grant in accordance
       with the provisions of the Scheme and to allot
       and issue from time to time such number of
       shares in the capital of the Company as may
       be required to be issued pursuant to the exercise
       of the options [notwithstanding that the exercise
       thereof or such allotment and issue may occur
       after the conclusion of the next or any ensuing
       AGM of the Company], provided that: 1)the aggregate
       number of shares over which the Committee may
       grant Options on any date, when added to the
       number of shares issued and transferred and
       issuable and transferable in respect of all
       options under the scheme, shall not exceed
       15% of the total number of issued shares of
       the Company [excluding treasury shares] on
       the day preceding that the date [Scheme Limit],
       provided that for so long as the Company is
       a subsidiary of Guoco Group Limited and Guoco
       Group Limited is listed on the Hong Kong Stock
       Exchange [HKSE], but subject always to the
       Scheme Limit: [aa] the aggregate number of
       new shares over which the Committee may grant
       options on any date, when added to the number
       of new shares issued and issuable in respect
       all options grants options on any date, when
       added to the number of new shares issued and
       issuable in respect of all options granted
       under the Scheme, shall not exceed 10% of the
       total number of issued shares at the date that
       this resolution is passed or the date that
       it is approved by the shareholders of Guoco
       Group Limited, whichever is the later, or such
       other limited as may be prescribed or permitted
       by the HKSE from time to time [HKSE Listing
       Rule Limit]; and [bb] the HKSE Listing Rules
       Limit may be increased under the HKSE Listing
       Rules as provided under the Scheme; and 2)
       that the aggregate number of shares to be offered
       to certain Employees collectively and individually
       during the duration of the Scheme [subject
       to adjustments, if any, made under the Scheme]
       shall not exceed such limits or [as the case
       may be] sub-limits as may be prescribed in
       the Scheme




--------------------------------------------------------------------------------------------------------------------------
 GUOCOLAND LTD, SINGAPORE                                                                    Agenda Number:  701723187
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y29599100
    Meeting Type:  AGM
    Meeting Date:  17-Oct-2008
          Ticker:
            ISIN:  SG1R95002270
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To lay before the meeting the Directors' report           Non-Voting    No vote
       and Audited accounts of the Company for the
       FYE 30 JUN 2008

1.     Declare a first and final tax-exempt dividend             Mgmt          For                            For
       of 8 cents per ordinary share for the FYE 30
       JUN 2008

2.     Approve the Directors' fees of SGD 411,000 for            Mgmt          For                            For
       the FYE 30 JUN 2008

3.     Re-elect Mr. Kwek Leng Hai as a Director, who             Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

4.     Re-elect Mr. Reggie Thein as a Director, who              Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

5.     Re-appoint Messrs KPMG as the Auditors of the             Mgmt          For                            For
       Company and authorize the Directors to fix
       their remuneration

6.A    Authorize the Directors, pending the adoption             Mgmt          For                            For
       of the proposed GuocoLand Limited Executives'
       Share Option Scheme 2008 [which will come into
       effect on the date on which such scheme is
       approved by the shareholders of the Company
       in a general meeting or the date on which it
       is approved by the shareholders of Guoco Group
       Limited in a general meeting, whichever is
       the later], to offer and grant options under
       the GuocoLand Limited Executives' Share Option
       Scheme [the Scheme] and to allot and issue
       from time to time such number of shares in
       the Company as may be required to be issued
       pursuant to the exercise of options under the
       Scheme, provided that the aggregate number
       of shares to be issued pursuant to the resolution
       when added to the number of shares issued and
       issuable in respect of all options granted
       under the Scheme shall not exceed 5% of the
       issued share capital of the Company for the
       time being subject to a maximum of 10% of the
       issued share capital of the Company as at 29
       OCT 2004

6.B    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, to issue
       shares in the Company at any time and upon
       such terms and conditions and for such purposes
       as the Directors may, in their absolute discretion
       deem fit, provided that the aggregate number
       of shares to be issued pursuant to this resolution
       does not exceed 10% of the issued share capital
       of the Company for the time being

7.     Transact any other business                               Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 GUOCOLAND LTD, SINGAPORE                                                                    Agenda Number:  701723238
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y29599100
    Meeting Type:  EGM
    Meeting Date:  17-Oct-2008
          Ticker:
            ISIN:  SG1R95002270
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors, for the purposes of              Mgmt          For                            For
       Sections 76C and 76E of the Companies Act,
       Chapter 50 [the "Companies Act"], to purchase
       or otherwise acquire ordinary shares in the
       issued share capital of the Company, not exceeding
       in aggregate 10% of the issued ordinary share
       capital of the Company, by way of market purchases
       on the Singapore Exchange Securities Trading
       Limited [SGX-ST], and/or off-market purchases
       effected otherwise than on the SGX-ST in accordance
       with any equal access scheme(s), at a price
       of up to 5% above the average closing market
       prices over the previous 5 market days in case
       of market purchase and 20% in case of off-market
       purchase; [Authority expires the earlier of
       the date of the next AGM of the Company or
       the date of the AGM as required by law]; and
       authorize the Directors of the Company and/or
       any of them to complete and do all such acts
       and things deemed necessary, expedient, incidental
       or in the interests of the Company to give
       effect to the transactions contemplated and/or
       authorized by this resolution




--------------------------------------------------------------------------------------------------------------------------
 GWA INTERNATIONAL LTD                                                                       Agenda Number:  701708109
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4394K103
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  AU000000GWT4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive and consider the Company's financial           Non-Voting    No vote
       statements for the FYE 30 JUN 2008 together
       with the statement and report by the Directors
       and the report by the Auditor in relation thereto

1.     Re-elect Mr. Jim Kennedy as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Clause 10.3 of the Company's Constitution

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008

3.     Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       7.2 exception 9, and for all the purposes,
       the Long Term Incentive Plan, as specified

4.     Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       10.14, and all other purposes, grant of performance
       rights [incorporating the right to acquire
       shares in the Company] to the Managing Director,
       Mr. Peter Crowley, to a maximum value of AUD
       870,000 under the GWA International Limited
       Long Term Incentive Plan [LTIP] which is constituted
       and administrated in accordance with the Rule
       of LTIP




--------------------------------------------------------------------------------------------------------------------------
 HARVEY NORMAN HOLDINGS LTD                                                                  Agenda Number:  701727060
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4525E117
    Meeting Type:  AGM
    Meeting Date:  25-Nov-2008
          Ticker:
            ISIN:  AU000000HVN7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and Company's financial statements,               Mgmt          For                            For
       the Directors' declaration and the Directors'
       report and independent Audit report for the
       YE 30 JUN 2008

2.     Adopt the remuneration report as included in              Mgmt          For                            For
       the Directors' report for YE 30 JUN 2008

3.     Declare the dividend as recommended by the Board          Mgmt          For                            For

4.a    Re-elect Mr. John Evyn Slack-Smith as a Director,         Mgmt          For                            For
       who retires by rotation at the close of the
       meeting in accordance with Article 63A of the
       constitution of the Company

4.b    Re-elect Mr. Kenneth William Gunderson-Briggs             Mgmt          For                            For
       as a Director, who retires by rotation at the
       close of the meeting in accordance with Article
       63A of the Constitution of the Company

4.c    Re-elect Mr. Graham Charles Paton as a Director,          Mgmt          For                            For
       who retires by rotation at the close of the
       meeting in accordance with Article 63A of the
       Constitution of the Company

4.d    Re-elect Mr. David Matthew Ackery as a Director,          Mgmt          For                            For
       who retires by rotation at the close of the
       meeting in accordance with Article 63A of the
       Constitution of the Company




--------------------------------------------------------------------------------------------------------------------------
 HAW PAR CORPORATION LTD                                                                     Agenda Number:  701876609
--------------------------------------------------------------------------------------------------------------------------
        Security:  V42666103
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  SG1D25001158
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited financial statements for the FYE
       31 DEC 2008 together with the Auditors' report
       thereon

2.     Declare a second and final tax-exempt dividend            Mgmt          For                            For
       of 14 cents per share for the FYE 31 DEC 2008

3.     Re-appoint Mr. Lim Kee Ming as an Independent             Mgmt          For                            For
       Director, who retires pursuant to Section 153(6)
       of the Companies Act, Chapter 50, to hold office
       until the next AGM of the Company

4.     Re-appoint Mr. Wee Cho Yaw as the Chairman of             Mgmt          For                            For
       the Board and Investment Committee and a Member
       of the Nominating Committee and remuneration
       committee of the Company, who retires pursuant
       to Section 153(6) of the Companies Act, Chapter
       50, to hold office until the next AGM of the
       Company

5.     Re-appoint Dr. Lee Suan Yew as an Independent             Mgmt          For                            For
       Director and continue as the Member of the
       Audit Committee and nominating Committee of
       the Company, who retires pursuant to Section
       153(6) of the Companies Act, Chapter 50, to
       hold office until the next AGM of the Company

6.     Re-elect Mr. Hwang Soo Jin as an Independent              Mgmt          For                            For
       Director and continue as the Member of the
       audit Committee and remuneration Committee
       of the Company, who retires pursuant to Section
       153(6) of the Companies Act, Chapter 50, to
       hold office until the next AGM of the Company

7.     Re-elect Mr. Wee Ee Chao as a Non-Executive               Mgmt          For                            For
       Director, who retires by rotation pursuant
       to Article 98 of the Company's Articles of
       Association

8.     Re-elect Mr. Chng Hwee Hong as the Member of              Mgmt          For                            For
       the Investment Committee, who retires by rotation
       pursuant to Article 98 of the Company's Articles
       of Association

9.     Approve the Directors' fees of SGD 257,000 for            Mgmt          For                            For
       the FYE 31 DEC 2008

10.    Re-appoint Messrs. PricewaterhouseCoopers LLP             Mgmt          For                            For
       as the Auditors of the Company, to hold office
       until the conclusion of the next AGM and authorize
       the Directors to fix their remuneration

11.    Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the rules of the Haw Par
       Corporation Group 2002 Share Option Scheme
       [2002 Scheme] and pursuant to Section 161 of
       the Companies Act, Chapter 50, to allot and
       issue from time to time such number of shares
       in the Company as may be required to be issued
       pursuant to the exercise of options under the
       2002 Scheme provided always that the aggregate
       number of shares to be issued pursuant to this
       resolution shall not exceed 5% of the total
       number of issued shares of the Company from
       time to time

12.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, the Articles
       of Association of the Company and the listing
       rules of the Singapore Exchange Securities
       Trading Limited, to issue shares in the Company
       [whether by way of rights, bonus or otherwise]
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit provided that the aggregate number
       of shares to be issued pursuant to this resolution
       shall not exceed 50% of the issued share capital
       of the Company, of which the aggregate number
       of shares to be issued other than on a pro-rata
       basis to Members of the Company shall not exceed
       20% of the total number of issued share capital
       of the Company and for the purposes of this
       resolution, the percentage of issued share
       capital shall be based on the total number
       of issued share capital of the Company at the
       time this resolution is passed after adjusting
       for new shares arising from the conversion
       of share options on issue at the time this
       resolution is passed and any subsequent consolidation
       or subdivision of the Company's shares




--------------------------------------------------------------------------------------------------------------------------
 HEALTHSCOPE LTD                                                                             Agenda Number:  701707361
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4557T107
    Meeting Type:  AGM
    Meeting Date:  17-Oct-2008
          Ticker:
            ISIN:  AU000000HSP8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the reports of the Directors          Non-Voting    No vote
       and the Auditor and the financial report of
       the Company for the YE 30 JUN 2008

2.     Re-elect Ms. L. B. Nicholls as a Director of              Mgmt          For                            For
       the Company

3.     Adopt the remuneration report [which forms part           Mgmt          For                            For
       of the Directors' report] for the YE 30 JUN
       2008

4.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 and for all other purposes, to grant
       the Managing Director of the Company, Mr. Bruce
       Dixon, of 209,551 Performance Rights under
       the Healthscope Executive Performance Rights
       Plan on the terms as specified




--------------------------------------------------------------------------------------------------------------------------
 HENGAN INTERNATIONAL GROUP CO LTD                                                           Agenda Number:  701723923
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4402L128
    Meeting Type:  EGM
    Meeting Date:  20-Oct-2008
          Ticker:
            ISIN:  KYG4402L1288
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the proposed acquisition               Mgmt          For                            For
       of 51% of the entire issued share capital of
       QinQin Foodstuffs Group Company Limited pursuant
       to a conditional sale and purchase agreement
       [the Agreement] dated 12 SEP 2008, [as specified]
       and entered into between Ever Town Investments
       Limited, a wholly-owned subsidiary of the Company
       [as the purchaser], Total Good Group Limited
       (as the vendor), and Mr. Wu Huolu, Ms. Chim
       Chunyi, Mr. Ng Hingyam, Mr. Go Onsui, Mr. Wu
       Sichuan and Mr. Wu Yinhang [as guarantors],
       and all transactions contemplated there under
       [including the entering into of a shareholders'
       agreement, a deed of indemnity and a deed of
       non-competition] and in connection therewith,
       as more particularly set out in the circular
       of the Company dated 03 OCT 2008, [as Specified],
       and authorize the Directors of the Company
       or any other person authorized by the Board
       of Directors of the Company from time to time
       for and on behalf of the Company to take any
       action or sign any document [under seal, if
       necessary] as they may deem appropriate, desirable
       or expedient in connection with the Agreement
       and the transactions contemplated there under
       [including the entering into of a shareholders'
       agreement, a deed of indemnity and a deed of
       non-competition]




--------------------------------------------------------------------------------------------------------------------------
 HENGAN INTL GROUP CO LTD                                                                    Agenda Number:  701891803
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4402L128
    Meeting Type:  AGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  KYG4402L1288
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       accounts and the reports of the Directors and
       Auditors for the YE 31 DEC 2008

2.     Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2008

3.i    Re-elect Mr. Xu Da Zuo as a Director                      Mgmt          For                            For

3.ii   Re-elect Mr. Xu Chun Man as a Director                    Mgmt          For                            For

3.iii  Re-elect Mr. Chu Cheng Chung as a Director                Mgmt          For                            For

3.iv   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period of all the powers of the
       Company to allot, issue or otherwise deal with
       additional shares in the capital of the Company,
       and to make or grant offers, agreements and
       options [including warrants, bonds and debentures
       convertible into shares of the Company] which
       might require the exercise of such power; and
       to make or grant offers, agreements and options
       [including warrants, bonds and debentures convertible
       into shares of the Company] which might require
       the exercise of such power after the end of
       the Relevant Period; the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       by the Directors of the Company pursuant to
       the approval of this resolution, otherwise
       than pursuant to aa) Rights Issue; or bb) the
       exercise of rights of subscription or conversion
       under the terms of any warrants or other securities
       issued by the Company carrying a right to subscribe
       for or purchase shares of the Company; or cc)
       the exercise of any option under any share
       option scheme of the Company adopted by its
       shareholders for the grant or issue to employees
       of the Company and/or any of its subsidiaries
       of options to subscribe for or rights to acquire
       shares of the Company; or dd) any scrip dividend
       or other similar scheme implemented in accordance
       with the Articles of Association of the Company,
       shall not exceed 20% of the total aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this Resolution and the said approval be
       limited accordingly; [Authority expires at
       the conclusion of the next AGM of the Company;
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable law or the Articles of Association
       of the Company to be held]

6.     Authorize the Directors of the Company during             Mgmt          For                            For
       the Relevant Period of all the powers of the
       Company to repurchase issued shares in the
       capital of the Company or any other rights
       to subscribe shares in the capital of the Company
       in each case on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or on any
       other stock exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or any other stock exchange as amended from
       time to time, the approval in this resolution
       shall be in addition to any other authorization
       given to the Directors of the Company and shall
       authorize the Directors of the Company on behalf
       of the Company during the Relevant Period to
       procure the Company to purchase its securities
       at a price determined by the Directors; the
       aggregate nominal amount of the ordinary share
       capital of the Company or any other rights
       to subscribe shares in the capital of the Company
       in each case which the directors of the Company
       are authorized to repurchase pursuant to the
       approvals in this Resolution shall not exceed
       10% of the aggregate nominal amount of the
       ordinary share capital of the Company in issue
       on the date of the passing of this Resolution
       and the said approval shall be limited accordingly;
       [Authority expires at the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by any applicable law or
       the Articles of Association of the Company
       to be held

7.     Approve the exercise by the Directors of the              Mgmt          For                            For
       Company during the relevant period to extend
       the general mandate referred to in Resolution
       No. 5 by the addition to the aggregate nominal
       amount of share capital which may be allotted
       and issued or agreed conditionally or unconditionally
       to be allotted and issued by the Directors
       of the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of share capital of the Company purchased
       by the Company since the granting of the general
       mandate referred to in Resolution No. 6 and
       pursuant to the exercise by the Directors of
       the powers of the Company to purchase such
       shares provided that such extended amount shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       on the date of the passing of this Resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HILLS INDUSTRIES LTD                                                                        Agenda Number:  701725408
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q46290104
    Meeting Type:  AGM
    Meeting Date:  31-Oct-2008
          Ticker:
            ISIN:  AU000000HIL8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the Company's financial           Non-Voting    No vote
       statements for the YE 30 JUN 2008 together
       with consolidated accounts of the Company and
       its controlled entities and the reports of
       the Directors and the Auditors thereon

2.A    Re-elect Mr. Ian Elliot as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with the Company's
       Constitution

2.B    Re-elect Mr. Roger Flynn as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

3.     Approve to increase the Directors' fees from              Mgmt          For                            For
       a total of AUD 700,000 to a maximum total of
       AUD 950,000 to be divided amongst the Directors
       as they shall from time to time determine,
       the maximum total of AUD 950,000 is inclusive
       of any superannuation payments that may be
       made to any Non-Executive Directors

4.     Approve, to invite Mr. Graham Twartz or his               Mgmt          For                            For
       nominee in accordance with the Executive Share
       Plan Rules to apply for 100,000 options under
       the Hills Executive Share Plan on the terms
       as specified

5.     Adopt the remuneration report of the Company              Mgmt          Against                        Against

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HKR INTERNATIONAL LTD                                                                       Agenda Number:  701660210
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4520J104
    Meeting Type:  AGM
    Meeting Date:  05-Aug-2008
          Ticker:
            ISIN:  KYG4520J1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements, the reports of the Directors and
       the Auditors of the Company for the YE 31 MAR
       2008

2.     Declare a final dividend for the YE 31 MAR 2008           Mgmt          For                            For

3.I    Re-elect Mr. Honourable Ronald Joseph ARCULLI             Mgmt          For                            For
       as a Non-Executive Director

3.II   Re-elect Dr. The Honourable CHEUNG Kin Tung               Mgmt          For                            For
       Marvin as an Independent Non-Executive Director

3.III  Re-elect Ms. HO Pak Ching Loretta as a Non-Executive      Mgmt          For                            For
       Director

3.IV   Re-elect Mr. TANG Moon Wah as an Executive Director       Mgmt          For                            For

3.V    Approve, with retroactive effect from 01 APR              Mgmt          For                            For
       2008, an increase in the rate of basic annual
       fee foe acting as Non-Executive Director or
       Independent Non-Executive Director of the Company
       from HKD 80,000 to HKD 100,000 and an increase
       in the rate of additional annual fee for each
       of them acting as Member of the Audit Committee
       and/or Remuneration Committee of the Company
       from HKD 85,000 to HKD 100,000 per committee

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor for the ensuing year and authorize
       the Board of Directors of the Company to fix
       their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to Paragraph c) of this resolution and all
       applicable laws, to allot, issue or grant,
       distribute and otherwise deal with additional
       shares in the capital of the Company and make,
       issue or grant offers, agreements and options
       including warrants, bonds, debentures, notes
       and other securities which carry rights of
       subscription for or conversion into shares
       of the Company, during and after the relevant
       period, shall not exceed the aggregate of 20%
       of the aggregate nominal amount of the issued
       share capital of the Company, otherwise than
       pursuant to a) a rights issue; or b) the exercise
       of options or similar arrangement from the
       time being adopted by the Company in accordance
       with the Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited
       for the grant or issue of shares or rights
       to acquire shares in the Company; or c) the
       exercise of subscription or conversion rights
       under the terms of any existing warrants, bonds,
       debentures, notes or other securities issued
       by the Company; or d) any scrip dividend or
       similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares in the Company in accordance
       with the Articles of Association of the Company
       from time to time; or e) a special authority
       granted by the shareholders of the Company
       in general meeting; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any other applicable Laws to
       be held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to Paragraph b) of this Resolution 6 and all
       applicable laws, to purchase or repurchase
       issued shares in the capital of the Company,
       during the relevant period, on The Stock Exchange
       of Hong Kong Limited [Stock Exchange] or any
       other stock exchange on which the shares of
       the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       of Hong Kong or the Stock Exchange for such
       purposes, subject to and in accordance with
       all applicable laws and/or the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or other stock exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any other applicable
       Laws to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, the general mandate granted to the
       Directors of the Company pursuant to Resolution
       5 to allot, issue, grant, distribute and otherwise
       deal with additional shares in the capital
       of the Company and to make, issue or grant
       offers, agreements and options including warrants,
       bonds, debentures, notes and other securities
       which carry rights of subscription for or conversion
       into shares of the Company be extended by the
       addition thereto of an amount representing
       the aggregate nominal amount of the shares
       of the Company purchased or repurchased by
       the Company under the authority granted by
       Resolution 6, provided that such extended amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of the passing of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 HONG KONG AIRCRAFT ENGR LTD                                                                 Agenda Number:  701887664
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y29790105
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  HK0044000302
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN THE HONG KONG MARKET THAT             Non-Voting    No vote
       A VOTE OF "ABSTAIN" WILL BE TREATED THE SAME
       AS A "TAKE NO ACTION" VOTE. THANK YOU.

       Receive the report of the Directors and the               Non-Voting    No vote
       audited accounts for the YE 31 DEC 2008

1.     Declare a final dividend                                  Mgmt          For                            For

2.a    Re-elect Mr. CHAN Ping Kit as a Director                  Mgmt          Against                        Against

2.b    Re-elect Mr. Davy HO Cho Ying as a Director               Mgmt          Against                        Against

2.c    Re-elect Mr. Lincoln LEONG Kwok Kuen as a Director        Mgmt          For                            For

2.d    Elect Mr. Augustus TANG Kin Wing as a Director            Mgmt          Against                        Against

2.e    Elect Mr. Merlin Bingham SWIRE as a Director              Mgmt          Against                        Against

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Authorize the Directors of the Company to make            Mgmt          For                            For
       on-market share repurchases [within the meaning
       of the Code on Share Repurchases], during the
       relevant period, not exceeding 10% of the aggregate
       nominal amount of the shares in issue at the
       date of passing this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is to
       be held by law]

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares and to
       make or grant offers, agreements and options
       which will or might require the exercise of
       such powers during or after the end of the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the shares in issue at the
       date of passing this resolution provided that
       the aggregate nominal amount of the shares
       so allotted [or so agreed conditionally or
       unconditionally to be allotted] pursuant to
       this resolution wholly for cash shall not exceed
       5% of the aggregate nominal amount of the shares
       in issue at the date of passing this resolution,
       otherwise than pursuant to i) a Rights Issue
       or ii) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       to be held by law]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE.IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HONG LEONG ASIA LTD                                                                         Agenda Number:  701899443
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3645L101
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  SG1F76860344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts and reports        Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.     Declare a tax exempt [1-tier] final dividend              Mgmt          For                            For
       of 2 cents per ordinary share for the YE 31
       DEC 2008 as recommended by the Directors

3.     Approve the Directors fees of SGD 190,000 [excluding      Mgmt          For                            For
       the Audit Committee fees] for the YE 31 December
       2008 [year 2007: SGD 190,000] and Audit Committee
       fees of SGD 20,000 per quarter for the period
       commencing from 01 JULY 2009 to 30 JUNE 2010,
       with payment of the Audit Committee fees to
       be made in arrears at the end of each calendar
       quarter

4.i    Re-elect Mr. Kwek Leng Peck as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Articles of Association of the Company

4.ii   Re-elect Mr. Ernest Colin Lee as a Director,              Mgmt          For                            For
       who retires by rotation in accordance with
       the Articles of Association of the Company

5.     Re-appoint Mr. Quek Shi Kui as a Director of              Mgmt          For                            For
       the Company, pursuant to Section 153(6) of
       the Companies Act, Chapter 50, to hold office
       from the date of this meeting until the next
       AGM

6.     Re-appoint Messrs. KPMG LLP as the Auditors               Mgmt          For                            For
       and authorize the Directors to fix their remuneration

7.     Authorize the Directors to: (a) (i) issue shares          Mgmt          Against                        Against
       in the capital of the Company [shares] whether
       by way of rights, bonus or otherwise; and/or
       (ii) make or grant offers, agreements or options
       [collectively, Instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and (b) [notwithstanding the authority
       conferred by this ordinary resolution may have
       ceased to be in force] issue shares in pursuance
       of any Instrument made or granted by the Directors
       while this ordinary resolution was in force,
       provided that: (1) the aggregate number of
       shares to be issued pursuant to this ordinary
       resolution [including shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this ordinary resolution but excluding shares
       which may be issued pursuant to any adjustments
       effected under any relevant instrument: (A)
       by way of renounceable rights issues on a pro
       rata basis to shareholders of the Company [Renounceable
       Rights Issues] does not exceed 100% of the
       total number of issued shares, excluding treasury
       shares, in the capital of the Company [as calculated
       in accordance with sub-paragraph (3) below);
       and (B) otherwise than by way of renounceable
       rights issues [Other Share Issues] does not
       exceed 50% of the total number of issued shares,
       excluding treasury shares, in the capital of
       the Company [as calculated in accordance with
       sub-paragraph (3) below], of which the aggregate
       number of shares to be issued other than on
       a pro rata basis to shareholders of the Company
       does not exceed 20% of the total number of
       issued shares, excluding treasury shares, in
       the capital of the Company [as calculated in
       accordance with sub-paragraph (3) below]; (2)
       the renounceable rights issues and other share
       Issues shall not, in aggregate, exceed 100%
       of the total number of issued shares, excluding
       treasury shares, in the capital of the Company
       [as calculated in accordance with sub-paragraph
       (3) below]; (3) [subject to such manner of
       calculation as may be prescribed by the Singapore
       Exchange Securities Trading Limited [SGX-ST]]
       for the purpose of determining the aggregate
       number of shares that may be issued under sub-paragraphs
       (1)(A) and (1)(B) above, the total number of
       issued shares, excluding treasury shares, shall
       be based on the total number of issued shares,
       excluding treasury shares, in the capital of
       the Company at the time this Ordinary Resolution
       is passed, after adjusting for: (i) new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       and subsisting at the time this ordinary resolution
       is passed; and (ii) any subsequent bonus issue,
       consolidation or subdivision of shares; (4)
       in exercising the authority conferred by this
       ordinary resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date by which the next AGM
       is required by law to be held]

8.     Authorize the Directors of the Company, contingent        Mgmt          Against                        Against
       on the passing of the Ordinary Resolution in
       7 above, to fix the issue price for shares
       in the capital of the Company that may be issued
       by way of placement pursuant to the 20% sub-limit
       for other share Issues on a non pro rata basis
       referred to in Resolution 7 above, at a discount
       exceeding 10% but not more than 20% of the
       price as determined in accordance with the
       Listing Manual of the SGX-ST

9.     Authorize the Directors, to offer and grant               Mgmt          For                            For
       options in accordance with the provisions of
       the Hong Leong Asia Share Option Scheme 2000
       [the Share Option Scheme] and to allot and
       issue from time to time such number of shares
       in the capital of the Company as may be required
       to be issued pursuant to the exercise of the
       options granted under the Share Option Scheme
       provided that the aggregate number of shares
       to be issued pursuant to the Share Option Scheme
       shall not exceed 15% of the total number of
       issued shares excluding treasury shares, if
       any, in the capital of the Company from time
       to time, and provided further that the aggregate
       number of shares to be issued during the entire
       operation of the Share Option Scheme [subject
       to adjustments, if any, made under the Share
       Option Scheme] shall not exceed such limits
       or [as the case may be] sub-limits as may be
       prescribed in the Share Option Scheme

10.    Authorize the Directors of the Company, that:             Mgmt          For                            For
       (a) for the purposes of Sections 76C and 76E
       of the Companies Act, Chapter 50 [the Companies
       Act], to purchase or otherwise acquire issued
       ordinary shares in the capital of the Company
       [the Shares] not exceeding in aggregate the
       Maximum Limit [as hereafter defined], at such
       price or prices as may be determined by the
       Directors from time to time up to the maximum
       price [as hereafter defined], whether by way
       of: (i) market purchase's on the SGX-ST and/or
       any other stock exchange on which the shares
       may for the time being be listed and quoted
       [Other Exchange]; and/or (ii) off-market purchase's
       [if effected otherwise than on the SGX-ST or,
       as the case may be, other exchange] in accordance
       with any equal access scheme's as may be determined
       or formulated by the Directors as they consider
       fit, which scheme's shall satisfy all the conditions
       prescribed by the Companies act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGX-ST or, as the case may
       be, other exchange as may for the time being
       be applicable, [the Share Purchase Mandate];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company is held or the
       date by which the next AGM is required by law
       to be held]; and the Directors of the Company
       and/or any of them be and are hereby authorized
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution

11.    Authorize the for the Company, its subsidiaries           Mgmt          For                            For
       and its associated Companies that are not listed
       on the SGX-ST or an approved exchange, over
       which the Company, its subsidiaries and/or
       its interested person's, have control, or any
       of them, for the purposes of Chapter 9 of the
       Listing Manual of SGX-ST, to enter into any
       of the transactions falling within the types
       of interested person transactions, as specified;
       provided that such transactions are entered
       in accordance with the review procedures as
       specified, and that such approval [the IPT
       Mandate] shall, unless revoked or varied by
       the Company in general meeting, [Authority
       expires the conclusion of the next AGM of the
       Company]; and authorize the Directors of the
       Company to complete and do all such acts and
       things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the IPT mandate and/or this
       resolution

       Transact any other ordinary business                      Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG & SHANGHAI HOTELS LTD                                                              Agenda Number:  701893908
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y35518110
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  HK0045000319
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors' and the Independent
       Auditor for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. Ronald James McAulay as a Director           Mgmt          Against                        Against

3.b    Re-elect Dr. The Hon. Sir David Kwok Po Li as             Mgmt          For                            For
       a Director

3.c    Re-elect Mr. John Andrew Harry Leigh as a Director        Mgmt          For                            For

3.d    Re-elect Mr. Nicholas Timothy James Colfer as             Mgmt          For                            For
       a Director

3.e    Re-elect Mr. Neil John Galloway as a Director             Mgmt          For                            For

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       at a fee to be agreed by the Directors and
       authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to allot, issue and deal
       with additional shares in the capital of the
       Company and make or grant offers, agreements,
       options or warrants during and after the relevant
       period, not exceeding 20% of the aggregate
       number of the issued share capital of the Company
       otherwise than pursuant to: i) a rights issue;
       or ii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company; or
       iii) any scrip dividend or similar arrangement
       pursuant to the Articles of Association of
       the Company from time to time; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is to be held by
       law]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares or otherwise acquire shares of HKD 0.50
       each in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited,
       during the relevant period, provided that the
       aggregate number of shares in the capital of
       the Company so repurchased or otherwise acquired
       shall not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       and [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is to be held by law]

7.     Approve, subject to the passing of the Resolutions        Mgmt          For                            For
       5 and 6 above, to add the aggregate number
       of the shares in the capital of the Company
       which are repurchased or otherwise acquired
       by the Company pursuant to Resolution 6 be
       added to the aggregate number of shares in
       the capital of the Company which may be issued
       pursuant to Resolution 5

S.8    Amend the Articles 1, 2, 7A, 15, 17(A), 17(B),            Mgmt          For                            For
       36, 38, 49, 58, 65A, 68, 74A, 70, 72, 74A,
       86, 87, 89, 91, 92, 98(A), 130(A), 130(C),
       133, 135, 137 of the Articles of Association
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 HOPEWELL HOLDINGS LTD                                                                       Agenda Number:  701710243
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y37129148
    Meeting Type:  AGM
    Meeting Date:  13-Oct-2008
          Ticker:
            ISIN:  HK0054007841
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Independent
       Auditor's for the YE 30 JUN 2008

2.1    Declare a final dividend of HK 40 cents per               Mgmt          For                            For
       share

2.2    Declare a special final dividend of HK 110 cents          Mgmt          For                            For
       per share

3.1    Re-elect Mr. Josiah Chin Lai KWOK as a Director           Mgmt          For                            For

3.2    Re-elect Mr. Guy Man Guy WU as a Director                 Mgmt          For                            For

3.3    Re-elect Lady Ivy Sau Ping KWOK WU as a Director          Mgmt          For                            For

3.4    Re-elect Ms. Linda Lai Chuen LOKE as a Director           Mgmt          For                            For

3.5    Re-elect Mr. Barry Chung Tat MOK as a Director            Mgmt          For                            For

3.6    Approve to fix the Directors' fees                        Mgmt          For                            For

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor and authorize the Directors
       to fix their remuneration

5.1    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other stock
       exchange on which the shares of the Company
       may be listed and which is recognized by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange for this purposes, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of the passing
       of this resolution; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

5.2    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of the
       Company and to make or grant offers, agreements
       or options [including warrants, bonds, debentures,
       notes and other securities which carry rights
       to subscribe for or are convertible into shares
       of the Company] during and after the relevant
       period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company, [otherwise than as scrip dividends
       pursuant to the Articles of Association of
       the Company from time to time or pursuant to
       a rights issue (as specified) or pursuant to
       the exercise of any rights of subscription
       or conversion under any existing warrants,
       bonds, debentures, notes and other securities
       issued by the Company or any share option scheme];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

5.3    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to allot shares pursuant to
       Resolution 5.2 by the addition thereto of an
       amount representing the aggregate nominal amount
       of the share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to Resolution 5.1 as specified, provided
       that such extended amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing this resolution

S.6    Amend the Article 91[B] of the Articles of Association    Mgmt          For                            For
       as specified; and authorize the Directors to
       do all such acts and execute all documents
       to effect and implement the amendment to Article
       91[B] of the Articles of Association

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HOPEWELL HOLDINGS LTD                                                                       Agenda Number:  701712158
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y37129148
    Meeting Type:  EGM
    Meeting Date:  13-Oct-2008
          Ticker:
            ISIN:  HK0054007841
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the Conditional Agreement             Mgmt          For                            For
       dated 02 SEP 2008 entered into between Hopewell
       Guangzhou-Zhuhai Superhighway Development Limited
       ["HHI West HK Co"] and Guangdong Provincial
       Highway Construction Company Limited "[West
       Route PRC Partner"] regarding amendments of
       the Sino-foreign co-operative joint venture
       contract dated 05 JAN 2004 between them, as
       may be amended from time to time [the "JV Contract"]
       in relation to the proposed Zhongshan-to-Zhuhai
       section of approximately 38 km ["Phase III
       West"] of the route for a proposed network
       of dual 3 lane toll-expressways in the western
       Pearl River Delta, linking Guangzhou, Foshan,
       Zhongshan and Zhuhai ["Western Delta Route"]
       and the Conditional Agreement dated 02 SEP
       2008 entered into between HHI West HK Co and
       West Route PRC Partner regarding amendments
       of the Articles of Association, as may be amended
       from time to time [the "JV Articles"] of Guangdong
       Guangzhou-Zhuhai West Superhighway Company
       Limited ["West Route JV"] in relation to Phase
       III West [copies of the two Conditional Agreements
       [the "2008 Phase III Amendment Agreements"]
       have been produced at this meeting and marked
       as "Exhibit-A" and signed by a Director of
       the Company for the purpose of identification]
       and all transactions contemplated thereby;
       the Conditional Agreement dated 02 SEP 2008
       entered into between HHI West HK Co and West
       Route PRC Partner regarding amendments of the
       JV Contract in relation to the proposed Shunde-to-Zhongshan section of approximately 46 km of the Western
       Delta Route ["Phase II West"] and the Conditional
       Agreement dated 02 SEP 2008 entered into between
       HHI West HK Co and West Route PRC Partner regarding
       amendments of the JV Articles in relation to
       Phase II West [copies of the two Conditional
       Agreements [the "2008 Phase II Amendment Agreements",
       together with the 2008 Phase III Amendment
       Agreements, the "2008 Amendment Agreements"]
       have been produced at this meeting and marked
       as "Exhibit-B" and signed by a Director of
       the Company for the purpose of identification]
       and all transactions contemplated thereby;
       and the entering into of all such transactions,
       agreements and arrangements [including without
       limitation, with West Route PRC Partner and
       Guangdong Provincial Communication Group Company
       Limited and their respective subsidiaries and
       associated Companies and with other connected
       persons of the Company], and signing, sealing,
       execution, perfection, performance and delivery
       of all such documents by West Route JV, Hopewell
       Highway Infrastructure Limited ["HHI"] or any
       subsidiary or jointly controlled entity of
       HHI as the Directors of HHI may in their absolute
       discretion consider necessary or desirable
       or expedient to give effect to the 2008 Amendment
       Agreements or for the implementation of all
       transactions contemplated thereunder, including
       but not limited to: 1] amending the terms of
       the 2008 Amendment Agreements, the JV Contract
       and the JV Articles as required by relevant
       authorities in the People's Republic of China
       ["PRC Authorities"] or for the purposes of
       obtaining the approval of PRC Authorities or
       to comply with all applicable laws, rules and
       regulations; 2] entering into any transactions
       pursuant to, for the purposes of implementing
       or in connection with the 2008 Amendment Agreements,
       the JV Contract or the JV Articles; and 3]
       entering into any transactions or arrangements
       or dealing with any matters related, ancillary
       or incidental to the investment in or the planning,
       design, construction, management or operation
       of Phase II West or Phase III West or any properties,
       facilities, developments or investments under
       or in connection with Phase II West or Phase
       III West or which may be carried out, implemented
       or invested in by West Route JV in connection
       with Phase II West or Phase III West




--------------------------------------------------------------------------------------------------------------------------
 HOPEWELL HWY INFRASTRUCTURE  LTD                                                            Agenda Number:  701710647
--------------------------------------------------------------------------------------------------------------------------
        Security:  G45995100
    Meeting Type:  AGM
    Meeting Date:  13-Oct-2008
          Ticker:
            ISIN:  KYG459951003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the report of the Directors and Independent
       Auditor's report for the YE 30 JUN 2008

2.1    Approve the recommended final dividend of HK              Mgmt          For                            For
       13 cents per share

2.2    Approve the recommended special final dividend            Mgmt          For                            For
       of HK 28 cents per share

3.1.a  Re-elect Ir. Leo Kwok Kee Leung as a Director             Mgmt          Against                        Against

3.1.b  Re-elect Mr. Cheng Hui Jia as a Director                  Mgmt          Against                        Against

3.1.c  Re-elect Mr. Kojiro Nakahara as a Director                Mgmt          For                            For

3.1.d  Re-elect Mr. Barry Chung Tat Mok as a Director            Mgmt          Against                        Against

3.2    Approve to resolve not to fill up the vacated             Mgmt          For                            For
       office resulting from the retirement of Mr.
       Lijia Huang as a Director

3.3    Approve to fix the Directors' fees                        Mgmt          For                            For

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors and authorize the Directors
       to fix their remuneration

5.1    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company on The Stock Exchange
       of Hong Kong Limited [the "Stock Exchange"]
       or on any other stock exchange on which the
       shares of the Company may be listed and recognized
       by the Securities and Futures Commission of
       Hong Kong and the stock exchange for this purpose,
       subject to and in accordance with all applicable
       laws and/or the requirements of the Rules of
       Governing the Listing of Securities on the
       Stock Exchange or of any other stock exchange
       as amended from time to time during the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws to be held]

5.2    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited,
       to allot, issue and deal with unissued shares
       in the capital of the Company and to make or
       grant offers, agreements and options [including
       warrants bonds, debentures, notes and any securities
       which carry rights to subscribe for or are
       convertible into shares of the Company] during
       and after the relevant period, not exceeding
       the aggregate of 20% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing of this resolution;
       otherwise pursuant to: i) a rights issue; or
       ii) any share option scheme or similar arrangement
       for the time being adopted for the grant or
       issue of shares or rights to acquire shares
       of the Company; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       and issue of shares in lieu of the whole or
       part of a dividend in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Article of Association of the
       Company or any applicable laws to be held by
       law]

5.3    Approve, subject to the passing of the Resolution         Mgmt          For                            For
       5.1 and 5.2, to extend the general mandate
       granted to the Directors of the Company and
       for the time being in force to exercise the
       powers of the Company to allot, issue and deal
       with un issued shares pursuant to Resolution
       5.2 by the addition to the aggregate nominal
       value of the share capital of the Company which
       may be allotted or agreed conditionally or
       unconditionally to be allotted by the Directors
       of the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       value of the share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to Resolution 5.1, provided that such
       extended amount shall not exceed 10% of the
       aggregate nominal value of the issued share
       capital of the Company as at the date of the
       passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 HOTEL PROPERTIES LTD                                                                        Agenda Number:  701901046
--------------------------------------------------------------------------------------------------------------------------
        Security:  V75384103
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG2P14002527
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the Directors' report and            Mgmt          For                            For
       accounts for the YE 31 DEC 2008 and the Auditor's
       report thereon

2.     Declare a final one-tier tax-exempt dividend              Mgmt          For                            For
       of 1 cent per ordinary share for the YE 31
       DEC 2008

3.     Approve the proposed Directors' fees of SGD               Mgmt          For                            For
       310,500 for the YE 31 DEC 2008

4.     Re-appoint the Auditors for the ensuing year              Mgmt          For                            For
       and authorize the Directors to fix their remuneration

       Transact other business                                   Non-Voting    No vote

5.     Re-appoint Mr. Joseph Grimberg as a Director              Mgmt          For                            For
       of the Company to hold such office until the
       next AGM, pursuant to Section 153[6] of the
       Companies Act, Chapter 50

6.     Re-elect Mr. Stephen Lau Buong Lik pursuant               Mgmt          Against                        Against
       to Article 70 of the Articles of Association

7.     Re-elect Mr. Arthur Tan Keng Hock pursuant to             Mgmt          For                            For
       Article 80 of the Articles of Association

8.     Re-elect Mr. Michael S. Dobbs Higginson pursuant          Mgmt          Against                        Against
       to Article 80 of the Articles of Association

9.     Authorize the Director, pursuant to Section               Mgmt          For                            For
       161 of the Companies Act, Chapter 50 and the
       listing rules of the Singapore Exchange Securities
       Trading Limited, to allot and issue shares
       in the capital of the Company ["Shares"] whether
       by way of bonus issue, rights issue or otherwise;
       and/or make or grant offers, agreements or
       options [collectively, "Instruments"] that
       might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares,  at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may, in their
       absolute discretion, deem fit provided that:
       the aggregate number of shares to be issued
       pursuant to this resolution does not exceed
       50% of the total number of issued shares, excluding
       treasury shares if any, in the capital of the
       Company at the time of passing of this resolution,
       of which the aggregate number of shares to
       be issued other than on a pro-rata basis to
       existing shareholders of the Company does not
       exceed 20% of the total number of issued shares,
       excluding treasury shares, if any, in the Company;
       for the purpose of determining the aggregate
       number of shares that may be issued under [i]
       above, the total number of shares to be issued
       by the Company shall be based on the total
       number of issued shares of the Company, excluding
       treasury shares of the company, at the time
       this resolution is passed, after adjusting
       for a) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       resolution is passed, b) any subsequent bonus
       issue, consolidation or subdivision of shares;
       in exercising the authority conferred by this
       Resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force (unless such compliance
       has been waived by the SGX-ST) and the Articles
       of Association for the time being of the Company;
       and [Authority expired the earlier the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by Law to be held]

10.    Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options over ordinary shares in the
       Company in accordance with the regulations
       of the Hotel Properties Limited Share Option
       Scheme 2000 [the Scheme 2000] and pursuant
       to Section 161 of the Companies Act, Chapter
       50, to issue and allot ordinary shares upon
       the exercise of any such options and to do
       all such acts and things as may be necessary
       or expedient to carry the same into effect
       provided that the total number of shares allotted
       and issued under the Scheme 2000 is limited
       to 15% of the total number of issued shares,
       excluding treasury shares, if any, or such
       other limit as may be specified in the Listing
       Manual of the Singapore Exchange Securities
       Trading Limited from time to time

11.    Authorize the Directors of the Company to grant           Mgmt          For                            For
       awards from time to time in accordance with
       the provisions of the Hotel Properties Limited
       Performance Share Plan [HPL PSP], pursuant
       to Section 161 of the Companies Act, Chapter
       50, to allot and issue from time to time such
       number of fully paid-up shares as may be required
       to be issued pursuant to the vesting of the
       awards under the HPL PSP, provided that the
       aggregate number of shares to be allotted and
       issued pursuant to the HPL PSP, Hotel Properties
       Limited Share Option Scheme, Hotel Properties
       Limited Share Option Scheme 2000 and any other
       share-based incentive schemes of the Company,
       shall not exceed 15% of the total number of
       issued shares, excluding treasury shares, if
       any, from time to time




--------------------------------------------------------------------------------------------------------------------------
 HYSAN DEVELOPMENT CO LTD                                                                    Agenda Number:  701875063
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38203124
    Meeting Type:  AGM
    Meeting Date:  18-May-2009
          Ticker:
            ISIN:  HK0014000126
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the statement of accounts             Mgmt          For                            For
       for the YE 31 DEC 2008 together with the reports
       of the Directors and Auditor thereon

2.     Declare a final dividend [together with a scrip           Mgmt          For                            For
       alternative] for the YE 31 DEC 2008

3.i    Re-elect Dr. Geoffrey Meou-tsen Yeh as a Director         Mgmt          For                            For

3.ii   Re-elect Mr. Fa-Kuang Hu as a Director                    Mgmt          For                            For

3.iii  Re-elect Mr. Hans Michael Jebsen as a Director            Mgmt          For                            For

3.iv   Re-elect Dr. Deanna Ruth Tak Yung Rudgard as              Mgmt          For                            For
       a Director

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor and authorize the Directors
       to fix their remuneration

5.     Authorize the Directors, subject to this resolution,      Mgmt          For                            For
       to exercise all the powers of the Company to
       allot, issue and dispose of additional shares
       in the Company and to make or grant offers,
       agreements, options, warrants or other securities
       which would or might require the exercise of
       such powers during and after the end of the
       relevant period; approve the aggregate nominal
       value of share capital allotted or agreed conditionally
       or unconditionally to be allotted [whether
       pursuant to a share option or otherwise] by
       the Directors, otherwise than pursuant to:
       i) rights issue, or ii) any share option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the eligible participants
       of shares or rights to acquire shares of the
       Company or iii) any scrip dividend or similar
       arrangement pursuant to the Articles of Association
       of the Company from time to time, shall not
       exceed 10% where the shares are to be allotted
       wholly for cash, and in any event 20%, of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       this resolution and the said mandate shall
       be limited accordingly; [Authority expires
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Law to be held]

6.     Authorize the Directors to exercise during the            Mgmt          For                            For
       relevant period all the powers of the Company
       to purchase or otherwise acquire shares of
       HKD 5.00 each in the capital of the Company
       in accordance with all applicable Laws and
       the requirements of the Listing Rules, provided
       that the aggregate nominal amount of shares
       so purchased or otherwise acquired shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing of this resolution,
       and the said mandate shall be limited accordingly;
       [Authority expires earlier at the conclusion
       of the next AGM of the meeting or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

S.7    Amend the Article 77A of the Articles of Association      Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 IDT INTERNATIONAL LTD                                                                       Agenda Number:  701670526
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4705P107
    Meeting Type:  AGM
    Meeting Date:  28-Aug-2008
          Ticker:
            ISIN:  BMG4705P1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 MAR 2008

2.I    Re-elect Dr. Lam Yee Wah, Eva as Director [Executive]     Mgmt          Against                        Against

2.II   Re-elect Mr. Kao Ying Lun as a Director [Independent      Mgmt          For                            For
       Non-Executive]

2.III  Re-elect Mr. Jack Schmuckli as a Director [Independent    Mgmt          Against                        Against
       Non-Executive]

2.IV   Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

3.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors for the ensuing year and authorize
       the Directors to fix their remuneration

4.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options and warrants carrying
       the rights to subscribe for shares of the Company,
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company at the date of
       passing this resolution, otherwise than pursuant
       to i) a rights issue [as specified]; or ii)
       any share option scheme [as specified] of the
       Company; or iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Bye-law of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the By-Laws or any applicable Laws
       Bermuda to be held]

5.     Authorize the Directors to purchase issued shares         Mgmt          For                            For
       in the capital of the Company, subject to and
       in accordance with all applicable laws and
       the requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       of Hong Kong Limited, as amended from time
       to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the By-laws or any applicable laws of Bermuda
       to be held]

6.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors of the Company to allot, issue
       and deal with additional shares in the capital
       of the Company pursuant to Resolution 4, by
       the addition thereto of an amount representing
       the aggregate nominal amount of shares of the
       Company purchased by the Company under the
       authority granted pursuant to Resolution 5,
       provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 INCITEC PIVOT LTD                                                                           Agenda Number:  701676871
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4887E101
    Meeting Type:  EGM
    Meeting Date:  05-Sep-2008
          Ticker:
            ISIN:  AU000000IPL1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the giving by each Acquired Subsidiary            Mgmt          For                            For
       of Financial Assistance by: a) executing an
       accession letter under which it will: i) assume
       all the rights and obligations of a guarantor
       under the Bridge Facility Agreement, including
       but not limited to: the provision of a guarantee
       and indemnity; the making of representations
       and warranties; and the provision of undertakings
       and assumption of any other rights and obligations
       in support of any of the obligors' obligations
       under the Bridge Facility Agreement and associated
       documents [Transaction Documents]; and ii)
       be taken to be a guarantor under the Transaction
       Documents, in respect of financial accommodation
       provided to the borrowers in relation to the
       acquisition by Incitec Pivot US Holdings Pty
       Limited of all of the issued share capital
       in Dyno Nobel Limited under the Scheme Implementation
       Agreement between the Company and Dyno Nobel
       Limited dated 11 MAR 2008 [as amended on 02
       APR 2008] and other purposes; and b) executing
       any documents [including without limitation,
       any separate guarantee and indemnity deed poll
       or equivalent document ] in connection with:
       i) any financing, refinancing, replacement,
       renewal of variation [including any subsequent
       refinancing, replacement, renewal or variation]
       of all or any part of the facilities referred
       to in the Bridge Facility Agreement; or ii)
       any working capital or similar facility [whether
       or not in connection with the Bridge Facility
       Agreement]; or iii) any sale and leaseback
       or economically equivalent or similar arrangement;
       or iv) any accession to the guarantees to be
       provided by the Company in respect of the Sale
       and Leaseback, which each Acquired Subsidiary
       propose to enter into or enters as a guarantor
       or obligor or otherwise [and whether with the
       same or any other financiers], in accordance
       with Section 260B(2) of the Corporations Act
       2001 [Cwlth]

2.     Approve, in accordance with Section 254H of               Mgmt          For                            For
       the Corporations Act 2001 [Cwlth], the conversion
       of all the Company's fully paid ordinary shares
       in the issued capital of the Company into a
       larger number on the basis that every 1 fully
       paid ordinary share be divided into 20 fully
       paid ordinary shares with effect from 7.00
       pm on 23 SEP 2008




--------------------------------------------------------------------------------------------------------------------------
 INCITEC PIVOT LTD                                                                           Agenda Number:  701771102
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4887E101
    Meeting Type:  AGM
    Meeting Date:  19-Dec-2008
          Ticker:
            ISIN:  AU000000IPL1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To table for discussion the financial report              Non-Voting    No vote
       of the Company, the Directors' report and the
       Auditor's report for the YE 30 SEP 2008

1.     Re-elect Mr. John Watson as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Constitution

2.     Approve to increase, in accordance with Rule              Mgmt          For                            For
       6.5[a] of the Company's Constitution, the maximum
       total amount of fees from which the Company
       may pay the Non-Executive Directors of the
       Company for their services as Directors, including
       their service on a Committee of Directors,
       by AUD 600,000 to a maximum of AUD 2 million
       per annum

3.     Approve to grant of 597,190 performance rights            Mgmt          For                            For
       under the Incitec pivot performance Rights
       Plan to the Managing Director & Chief Executive
       Officer, Mr. Julian Segal as specified

4.     Approve to grant 222,482 Performance rights               Mgmt          For                            For
       under the Incitec Pivot performance Rights
       Plan to the Finance Director & Chief Financial
       Officer, Mr. James Fazzino as specified

5.     Adopt the remuneration report for the Company             Mgmt          Against                        Against
       [including the Directors' report] for the YE
       30 SEP 2008

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AMOUNT IN RESOLUTIONS 3 AND 4. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 INDOFOOD AGRI RES LTD                                                                       Agenda Number:  701895356
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3974E108
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SG1U47933908
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       accounts for the YE 31 DEC 2008 and the Auditors
       report thereon

2.     Approve the Directors'  fees of SGD 285,000               Mgmt          For                            For
       [2007: SGD 217,000] for the YE 31 DEC 2008

3.A    Re-elect Mr. Mark Julian Wakeford as a Director,          Mgmt          Against                        Against
       who retire under Article 117 of the Company's
       Articles of Association

3.B    Re-elect Mr. Gunadi as a Director, who retire             Mgmt          Against                        Against
       under Article 117 of the Company's Articles
       of Association

3.C    Re-elect Mr. Lee Kwong Foo Edward as a Director,          Mgmt          For                            For
       who retire under Article 117 of the Company's
       Articles of Association

3.D    Re-elect Mr. Lim Hock San as a Director, who              Mgmt          For                            For
       retire under Article 117 of the Company's Articles
       of Association

4.     Re-appoint Messrs. Ernst & Young as the Company's         Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

5.     Authorize the Directors to issue shares in the            Mgmt          Against                        Against
       Company [Shares] whether by way of rights,
       bonus or otherwise; and/or make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require Shares to be issued
       during the continuance of this authority or
       thereafter, including but not limited to the
       creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into Shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may, in
       their absolute discretion, deem fit; and issue
       Shares in pursuance of any Instrument made
       or granted by the Directors while such authority
       was in force [notwithstanding that such issue
       of Shares pursuant to the instruments may occur
       after the expiration of the authority contained
       in this resolution], Provided that: the aggregate
       number of the Shares to be issued pursuant
       to such authority [including the Shares to
       be issued in pursuance of instruments made
       or granted pursuant to such authority], does
       not exceed 50% of the total number of issued
       Shares [as specified], and provided further
       that where shareholders of the Company [Shareholders]
       with registered addresses in Singapore are
       not given the opportunity to participate in
       the same on a pro-rata basis, then the Shares
       to be issued under such circumstances [including
       the Shares to be issued in pursuance of instruments
       made or granted pursuant to such authority]
       shall not exceed 20% of the total number of
       issued Shares [as specified]; [subject to such
       manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [the SGX-ST ]] for the purpose of determining
       the aggregate number of the Shares that may
       be issued under paragraph [iii] above, the
       percentage of the issued Shares shall be based
       on the issued Shares of the Company [excluding
       treasury shares] at the time such authority
       was conferred, after adjusting for new Shares
       arising from the conversion or exercise of
       any convertible securities; new Shares arising
       from exercising share options or the vesting
       of share awards which are outstanding or subsisting
       at the time such authority was conferred; and
       any subsequent consolidation or subdivision
       of the Shares; and, in relation to an instrument,
       the number of Shares shall be taken to be that
       number as would have been issued had the rights
       therein been fully exercised or effected on
       the date of the making or granting of the instrument;
       and [Authority expired earlier the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

6.     Authorize the Director, subject to and pursuant           Mgmt          Against                        Against
       to the share issue mandate in Resolution 5
       being obtained, to issue Shares on a non pro-rata
       basis at a discount of not more than 20% to
       the weighted average price of the Shares for
       trades done on the SGX-ST [calculated in the
       manner as may be prescribed by the SGX-ST]

7.     Approve the purposes of Chapter 9 of the listing          Mgmt          For                            For
       manual of the SGX-ST, for the Company, its
       subsidiaries and target associated Companies
       [if any] that are entities at risk [as the
       term is used in Chapter 9], or any of them,
       to enter into any of the transactions falling
       within the types of interested person transactions
       set out in the Company's appendix dated 09
       APR 2009 [the  Appendix] with any party who
       is of the class of interested persons described
       in the Appendix provided that such transactions
       are made at arm's length, on normal Commercial
       terms and are not prejudicial to the interests
       of the Company and its minority shareholders
       and in accordance with the review procedures
       for such interested person transactions as
       set out in the Appendix [the  IPT  Mandate
       ]; [Authority expired the continue in force
       until the next AGM of the Company]; Authorize
       the Directors of the Company to complete and
       do all such acts and things [including executing
       all such documents as may be required] as they
       may consider expedient or necessary in the
       interests of the Company to give effect to
       the Mandate and / or this resolution

8.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Act, to purchase or otherwise acquire issued
       ordinary shares in the capital of the Company
       [the Shares] not exceeding in aggregate the
       Prescribed Limit means 10% of the issued ordinary
       share capital of the Company as at the date
       of the passing of this Ordinary Resolution
       [excluding treasury shares]; at such price
       or prices as may be determined by the Directors
       from time to time up to the Maximum Price in
       relation to a Share to be purchased, means
       an amount [excluding brokerage, stamp duties,
       commission, applicable goods and services tax
       and other related expenses] not exceeding in
       the case of an On-Market Share Purchase, 105%
       of the Average Closing Price; and in the case
       of an Off-Market Share Purchase, 110% of the
       Average Closing Price [as specified] whether
       by way of off-market purchases [each, an Off-Market
       Share Purchase] effected in accordance with
       any equal access scheme(s) as may be determined
       or formulated by the Directors as they may
       consider fit, which scheme(s) shall satisfy
       all the conditions prescribed by the Act; and/or
       on-market purchases [each an On-Market Share
       Purchase] on the Singapore Exchange Securities
       Trading Limited [the SGX-ST], and otherwise
       in accordance with all other laws and regulations
       and rules of the SGX-ST as may for the time
       being be applicable, [the Share Purchase Mandate]
       Average Closing Price means the average of
       the closing market prices of a Share over the
       last 5 Market Days [Market Day being a day
       on which the SGX-ST is open for securities
       trading], on which transactions in the Shares
       were recorded, immediately preceding the date
       of making the On-Market Share Purchase or,
       as the case may be, the date of making an announcement
       for an offer pursuant to the Off-Market Share
       Purchase, and deemed to be adjusted for any
       corporate action that occurs after the relevant
       5 Market Days to do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       necessary, expedient, incidental or in the
       interests of the Company to give effect to
       the transactions contemplated and/or authorized
       by this ordinary resolution [Authority expires
       the earlier of the date on which the next AGM
       of the Company is held or required by law or
       the Articles of Association of the Company
       to be held]

       To transact other business                                Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA (ASIA) LTD                                          Agenda Number:  701684183
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3991T104
    Meeting Type:  EGM
    Meeting Date:  03-Sep-2008
          Ticker:
            ISIN:  HK0349001625
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Sale and Purchase Agreement dated             Mgmt          For                            For
       04 AUG 2008 made between the Company and Industrial
       and Commercial International Capital Limited,
       [ICIC] [the Sale and Purchase Agreement], produced
       to the meeting as specified, under which the
       Company has agreed to purchase from ICIC the
       vendor loans, their related security and the
       related assumed liabilities [as specified in
       the Sale and Purchase Agreement] and the transactions
       contemplated and authorize any 1 Director of
       the Company to do such acts and things and
       execute such other documents which in his/her
       opinion may be necessary, desirable or expedient
       to carry out or give effect to the Sale and
       Purchase Agreement and the transactions contemplated
       therein and otherwise to procure the completion
       thereof




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA (ASIA) LTD                                          Agenda Number:  701919586
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3991T104
    Meeting Type:  AGM
    Meeting Date:  22-May-2009
          Ticker:
            ISIN:  HK0349001625
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the audited financial statements together         Mgmt          For                            For
       with the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.I    Re-elect Dr. Jiang Jianqing as a Director                 Mgmt          Against                        Against

3.II   Re-elect Mr. Hu Hao as a Director                         Mgmt          Against                        Against

3.III  Re-elect Mr. Zhang Yi as a Director                       Mgmt          Against                        Against

3.IV   Re-elect Mr. Yuen Kam Ho, George as a Director            Mgmt          For                            For

4.     Approve the payment of the Directors' fees for            Mgmt          For                            For
       the YE 31 DEC 2008

5.     Re-appoint Ernst and Young as the Auditors of             Mgmt          For                            For
       the Bank and to authorize the Directors to
       fix their remuneration

6.     Authorize the Board of Directors of the Bank:             Mgmt          For                            For
       [a] subject to the following provisions of
       this Resolution, during the relevant period
       [as specified] to allot, issue and deal with
       additional shares in the capital of the Bank,
       and to make or grant offers, agreements or
       options [including bonds, notes, warrants,
       debentures and other securities convertible
       into shares of the Bank] which would or might
       require the exercise of such powers during
       and after the end of the relevant period, the
       aggregate nominal amount of shares in the capital
       of the Bank allotted or agreed conditionally
       or unconditionally to be allotted or dealt
       with [whether pursuant to an option or otherwise]
       by the Board of Directors of the Bank pursuant
       to the approval in this resolution above, otherwise
       than pursuant to: [i] a rights issue [as specified];
       [ii] the exercise of rights of subscription
       or conversion under the terms of any warrants
       of the Bank or any securities which are convertible
       into shares of the Bank; [iii] any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Bank pursuant to
       the Articles of Association of the Bank from
       time to time; or [iv] any option scheme or
       similar arrangement for the time being adopted
       for the grant or issue to employees of the
       Bank, and/or any of its subsidiaries of shares
       or rights to acquire shares of the Bank, shall
       not exceed 20% of the aggregate nominal amount
       of the issued share capital of the Bank as
       at the date of passing of this Resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Bank or the expiration
       of the period within which the next AGM is
       required by the Articles of Association of
       the Bank or the Companies Ordinance to be held]

7.     Authorize the Board of Directors of the Bank,             Mgmt          For                            For
       to repurchase shares in the capital of the
       Bank, subject to and in accordance with all
       applicable laws and the requirements of the
       Rules Governing the Listing of Securities on
       The Stock Exchange of Hong Kong Limited as
       amended from time to time, during the relevant
       period, the aggregate nominal amount of shares
       in the capital of the Bank which may be repurchased
       by the Bank pursuant to the approval in this
       resolution above shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Bank as at the date of passing
       of this Resolution; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Bank or the expiration of the period within
       which the next AGM is required by the Articles
       of Association of the Bank or the Companies
       Ordinance to be held]

8.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Ordinary Resolutions 6 and 7 as specified,
       the general mandate granted to the Board of
       Directors of the Bank and for the time being
       in force to exercise the powers of the Bank
       to allot, issue and deal with additional shares
       pursuant to the Ordinary Resolution 6 be extended
       by the addition thereto of an amount representing
       the aggregate nominal amount of shares in the
       capital of the Bank repurchased by the Bank
       under the authority granted to the Board of
       Directors of the Bank pursuant to the Ordinary
       Resolution 7, provided that such amount of
       shares so repurchased shall not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Bank as at the date of
       the said Ordinary Resolution

S.9    Amend the Articles 2, 61, 77, 94, 142, 147,               Mgmt          For                            For
       149, 150, 154 and 158 of the Articles of Association
       of the Bank with effect from the date of this
       AGM, as specified




--------------------------------------------------------------------------------------------------------------------------
 ING INDUSTRIAL FUND                                                                         Agenda Number:  701729951
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49469101
    Meeting Type:  AGM
    Meeting Date:  07-Nov-2008
          Ticker:
            ISIN:  AU000000IIF8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 507483 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED. THANK YOU.

1.     To receive a presentation on the results and              Non-Voting    No vote
       activities of the Fund for the FYE 30 JUN 2008,
       and an update of the activities post 30 JUN
       2008

2.     In accordance with the Corporations Act and               Non-Voting    No vote
       the Constitution of the Fund, the responsible
       entity has appointed Mr. Richard Colless, Chairman
       of ING Management Limited, to Act as Chairperson
       of the meeting




--------------------------------------------------------------------------------------------------------------------------
 ING OFFICE FUND                                                                             Agenda Number:  701711574
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49560107
    Meeting Type:  AGM
    Meeting Date:  07-Nov-2008
          Ticker:
            ISIN:  AU000000IOF6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     To receive a presentation on the results and              Non-Voting    No vote
       activities of the Fund for the FYE 30 JUN 2008
       and an update of the activities post 30 JUN
       2008

       In accordance with the Corporations Act and               Non-Voting    No vote
       the Constitution of the Fund, the responsible
       entity has appointed Mr.Richard Colless, Chairman
       of ING Management Limited, to act as Chairperson
       of the meeting




--------------------------------------------------------------------------------------------------------------------------
 ING OFFICE FUND                                                                             Agenda Number:  701827276
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49560107
    Meeting Type:  EGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  AU000000IOF6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the issue of 187,500,000               Mgmt          For                            For
       units to institutional investors at an issue
       price of AUD 0.80 per new unit on 23 DEC 2008




--------------------------------------------------------------------------------------------------------------------------
 JAMES HARDIE INDUSTRIES NV                                                                  Agenda Number:  701669799
--------------------------------------------------------------------------------------------------------------------------
        Security:  N4723D104
    Meeting Type:  AGM
    Meeting Date:  22-Aug-2008
          Ticker:
            ISIN:  AU000000JHX1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 19 AUG 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Receive and adopt the annual report and the               Mgmt          No Action
       accounts for the FYE 31 MAR 2008

2.     Adopt the remuneration report for the FYE 31              Mgmt          No Action
       MAR 2008

3.     Ratify Ernst & Young LLP as the Auditors for              Mgmt          No Action
       the FY commencing 01 APR 2008

4.A    Re-elect Mr. David Andrews to the Supervisory             Mgmt          No Action
       and Joint Boards

4.B    Re-elect Mr. David Harrison to the Supervisory            Mgmt          No Action
       and Joint Boards

5.A    Re-elect Mr. Russell Chenu as a Managing Board            Mgmt          No Action
       Director

5.B    Re-elect Mr. Robert Cox as a Managing Board               Mgmt          No Action
       Director

6.A    Approve the participation of Mr. David Andrews            Mgmt          No Action
       in Supervisory Board Share Plan

6.B    Approve the participation of Mr. David Harrison           Mgmt          No Action
       in Supervisory Board Share Plan

7.     Amend Long Term Incentive Plan [LTIP]                     Mgmt          No Action

8.     Approve the Deferred Bonus Program for Mr. L.             Mgmt          No Action
       Gries

9.A    Approve the participation of Mr. Louis Gries              Mgmt          No Action
       in Restricted Stock Plan

9.B    Approve the participation of Mr. Russell Chenu            Mgmt          No Action
       in Restricted Stock Plan

9.C    Approve the participation of Mr. Robert Cox               Mgmt          No Action
       in Restricted Stock Plan

10.A   Approve the Executive Incentive Bonus Plan for            Mgmt          No Action
       Mr. Louis Gries

10.B   Approve the Executive Incentive Bonus Plan for            Mgmt          No Action
       Mr. Russell Chenu

10.C   Approve the Executive Incentive Bonus Plan for            Mgmt          No Action
       Mr. Robert Cox

11.    Approve to renew the authority for the Company            Mgmt          No Action
       to repurchase its own shares

12.    Approve to reduce the issued share capital by             Mgmt          No Action
       cancellation of repurchased shares




--------------------------------------------------------------------------------------------------------------------------
 JAYA HOLDINGS LTD, SINGAPORE                                                                Agenda Number:  701726905
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4419P187
    Meeting Type:  AGM
    Meeting Date:  24-Oct-2008
          Ticker:
            ISIN:  SG1I07878305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts of the Company for the
       FYE 30 JUN 2008 together with the Auditors'
       report thereon

2.     Declare a final dividend of Singapore cents               Mgmt          For                            For
       7.5 per share tax exempt one-tier for the FYE
       30 JUN 2008

3.     Re-elect Ms. Chung Thian Siang as a Director              Mgmt          Against                        Against
       of the Company, who retires pursuant to Article
       74 of the Articles of Association of the Company

4.     Re-elect Mr. Liow Keng Teck as a Director of              Mgmt          For                            For
       the Company, who retires pursuant to Article
       92 of the Articles of Association of the Company

5.     Re-elect Mr. Mok Weng Sun as a Director of the            Mgmt          Against                        Against
       Company, who retires pursuant to Article 92
       of the Articles of Association of the Company

6.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       460,400 for the YE 30 JUN 2008

7.     Re-appoint Messrs Ernst & Young as the Auditors           Mgmt          For                            For
       of the Company and authorize the Directors
       of the Company to fix their remuneration

       Transact any other business                               Non-Voting    No vote

8.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and Rule 806 of the Listing Manual of the
       Singapore Exchange Securities Trading Limited,
       to: issue shares in the Company [shares] whether
       by way of rights, bonus or otherwise; and/or
       make or grant offers, agreements or options
       [collectively, Instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] options, warrants or
       debentures into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors of the
       Company may in their absolute discretion deem
       fit; and [notwithstanding the authority conferred
       by this Resolution may have ceased to be in
       force] issue shares in pursuance of any Instrument
       made or granted by the Directors of the Company
       while this resolution was in force, provided
       that: the aggregate number of shares [including
       shares to be issued in pursuance of the Instruments,
       made or granted pursuant to this Resolution]
       and Instruments to be issued pursuant to this
       Resolution shall not exceed 50% of the total
       number of issued shares I the capital of the
       Company [as calculated in accordance with sub
       paragraph 2 below], of which the aggregate
       number of shares and Instruments to be issued
       other than on a pro rata basis to existing
       shareholders of the Company shall not exceed
       20% of the total number of issued shares in
       the capital of the Company [as calculated in
       accordance with in this resolution]; [subject
       to such calculation as may be prescribed by
       the Singapore Exchange Securities Trading Limited]
       for the purpose of determining the aggregate
       number of shares and Instruments that may be
       issued under sub paragraph 1, the percentage
       of issued shares and Instruments shall be based
       on the number of issued shares in the capital
       of the Company at the time of the passing of
       this resolution, after adjusting for: new shares
       arising from the conversion or exercise of
       the Instruments or any convertible securities;
       new shares arising from exercising share options
       or vesting of share awards outstanding and
       subsisting at the time of the passing of this
       resolution; and any subsequent consolidation
       or subdivision of shares; in exercising the
       authority conferred by this resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the Singapore Exchange
       Securities Trading Limited for the time being
       in force [unless such compliance has been waived
       by the Singapore Exchange Securities Trading
       Limited] and the Articles of Association of
       the Company; and [Authority expires the earlier
       of the conclusion of the next AGM or the date
       of the next AGM as required by law]; in the
       case of shares to be issued in pursuance of
       the Instruments, made or granted pursuant to
       this resolution, until the issuance of such
       shares in accordance with the terms of the
       Instruments

9.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50, to offer and grant options under the Jaya
       Employees' Share Option Scheme [the Scheme]
       and to issue from time to time such number
       of shares in the capital of the Company as
       may be required to be issued pursuant to the
       exercise of options granted by the Company
       under the Scheme, whether granted during the
       subsistence of this authority or otherwise,
       provided always that the aggregate number of
       additional ordinary shares to be issued pursuant
       to the Scheme shall not exceed 10% of the total
       number of issued shares in the capital of the
       Company from time to time; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required law to be held]




--------------------------------------------------------------------------------------------------------------------------
 JOHNSON ELEC HLDGS LTD                                                                      Agenda Number:  701652085
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5150J140
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2008
          Ticker:
            ISIN:  BMG5150J1403
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated accounts       Mgmt          For                            For
       and the reports of the Directors and of the
       Auditors for the YE 31 MAR 2008

2.     Declare a final dividend in respect of the YE             Mgmt          For                            For
       31 MAR 2008

3.A    Re-elect Ms. Yik-Chun Koo Wang as a Non-Executive         Mgmt          For                            For
       Director

3.B    Re-elect Mr. Peter Stuart Allenby Edwards as              Mgmt          For                            For
       an Independent Non-Executive Director

3.C    Re-elect Mr. Patrick Blackwell Paul as an Independent     Mgmt          For                            For
       Non-Executive Director

3.D    Re-elect Prof. Michael John Enright as an Independent     Mgmt          For                            For
       Non-Executive Director

4.     Approve to confirm the fees of the Directors              Mgmt          For                            For

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditor of the Company and authorize the
       Directors to fix their remuneration

6.     Approve to fix the number of Directors of the             Mgmt          For                            For
       Company at 15 and authorize the Directors to
       elect or appoint Additional Directors up to
       the maximum of 15

7.     Authorize the Directors of the Company to issue,          Mgmt          For                            For
       allot and dispose of additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 5% of the aggregate
       nominal amount of the issued share capital
       of the Company otherwise than pursuant to:
       i) a rights issue; or ii) the exercise of options
       granted under the Company's Share Option Scheme;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       to be held Bye-Laws of the Company or any applicable
       law of Bermuda]

8.     Authorize the Directors to purchase its own               Mgmt          For                            For
       shares, subject to and in accordance with all
       applicable laws, of the Company during the
       relevant period, on the Stock Exchange of Hong
       Kong Limited or any other stock exchange recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on share repurchases for such purposes, subject
       to and in accordance with all applicable laws,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is to be held by law Bye-Laws of
       the Company or any applicable law of Bermuda]

9.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       7 and 8, to add the aggregate nominal amount
       of the share capital of the Company which may
       be allotted or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       repurchased by the Company pursuant to such
       general mandate, to the aggregate nominal amount
       of the share capital of the Company repurchased
       by the Company under the authority granted
       by the Resolution 8, provided that such additional
       amount shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of the passing of
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD, SINGAPORE                                                                  Agenda Number:  701864503
--------------------------------------------------------------------------------------------------------------------------
        Security:  V87778102
    Meeting Type:  EGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the addition to Articles of Association           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD, SINGAPORE                                                                  Agenda Number:  701864995
--------------------------------------------------------------------------------------------------------------------------
        Security:  V87778102
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Directors report and audited financial          Mgmt          For                            For
       statements

2.     Declare a final dividend to which the Dividend            Mgmt          For                            For
       Reinvestment Scheme shall apply

3.     Re-elect Mr. Khor Poh Hwa                                 Mgmt          For                            For

4.     Re-elect Mrs. Lee Ai Ming                                 Mgmt          For                            For

5.     Re-elect Mr. Choo Chiau Beng                              Mgmt          For                            For

6.     Re-elect Mr. Teo Soon Hoe                                 Mgmt          For                            For

7.     Approve the Directors fees of SGD 685,000 for             Mgmt          For                            For
       the year ended 31 DEC 2008

8.     Re-appoint Ernst & Young as the Auditors and              Mgmt          For                            For
       authorize the Directors to fix their remuneration

9.     Authorize the Directors to issue shares and               Mgmt          Against                        Against
       instruments

10.    Authorize the Directors to issue new shares               Mgmt          Against                        Against
       to shareholders of the Company

11.    Authorize the Directors to allot and issue shares         Mgmt          For                            For
       pursuant to the application of the Dividend
       Reinvestment Scheme

12.    Approve the renewal of the share purchase mandate         Mgmt          For                            For

13.    Approve the renewal of interested persons transaction     Mgmt          For                            For
       mandate

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KIM ENG HOLDINGS LTD                                                                        Agenda Number:  701871609
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4790S107
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SG1L07001739
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited Accounts for the            Mgmt          For                            For
       FYE 31 DEC 2008 together with the Directors
       report and the Auditors report thereon

2.     Declare a Final [tax-exempt one-tier] dividend            Mgmt          For                            For
       of 8 cents per ordinary share for the FYE 31
       DEC 2008

3.     Approve the Directors fees of SGD 327,000 [2007:          Mgmt          For                            For
       SGD 299,996] for the FYE 31 DEC 2008

4.     Re-elect Mr. Victor Ma Wei-Chien as a Director,           Mgmt          Against                        Against
       who retires under Article 107 of the Articles
       of Association of the Company

5.     Re-elect Professor Tan Teck Meng as a Director            Mgmt          For                            For
       who retires under Article 107 of the Articles
       of Association of the Company

6.     Re-elect Mr. Lee, Hung-Chi @ Alex Lee as a Director       Mgmt          For                            For
       who retires under Article 117 of the Articles
       of Association of the Company

7.     Re-elect Mr. Yasumasa Gomi as a Director who              Mgmt          For                            For
       retires under Article 117 of the Articles of
       Association of the Company

8.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

9.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50, and the listing rules of the Singapore
       Exchange Securities Trading Limited given to
       the Directors of the Company at any time to
       such persons and upon such terms and for such
       purposes as the Directors may in their absolute
       discretion deem fit to: i) issue shares in
       the capital of the Company whether by way of
       rights, bonus or otherwise; ii) make or grant
       offers, agreements or options that might or
       would require shares to be issued or other
       transferable rights to subscribe for or purchase
       shares [collectively, Instruments] including
       but not limited to the creation and issue of
       warrants, debentures or other instruments convertible
       into shares; iii) issue additional Instruments
       arising from adjustments made to the number
       of Instruments previously issued in the event
       of rights, bonus or capitalization issues;
       and b) [notwithstanding the authority conferred
       by the shareholders may have ceased to be in
       force] issue shares in pursuance of any Instrument
       made or granted by the Directors while the
       authority was in force, to such persons and
       upon such terms and for such purposes as the
       Directors may in their absolute discretion
       deem fit provided always that i) the aggregate
       number of shares to be issued pursuant to this
       resolution [including shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this resolution] does not exceed 50% of
       the Company's total number of issued shares
       excluding treasury shares, of which the aggregate
       number of shares [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] to be issued other
       than on a pro rata basis to and for the purpose
       of this resolution, the total number of issued
       shares excluding treasury shares shall be the
       Company's total number of issued shares excluding
       treasury shares at the time this resolution
       is passed, after adjusting for; a) new shares
       arising from the conversion or exercise of
       convertible securities, or b) new shares arising
       from exercising share options or vesting of
       share awards outstanding or subsisting at the
       time this resolution is passed provided the
       options or awards were granted in compliance
       with Part VIII of Chapter 8 of the Listing
       Manual of the SGX-ST, and c) any subsequent
       bonus issue, consolidation or subdivision of
       the Company's shares, ii) the 50% limit in
       sub-paragraph i) above may be increased to
       100% for issues of shares and/or Instruments
       by way of a renounceable rights issue where
       shareholders of the Company are entitled to
       participate in the same on a pro rata basis;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

10.    Authorize the Directors of the Company subject            Mgmt          Against                        Against
       to and conditional upon the passing of Resolution
       9 above, approval at any time to issue shares
       [other than on a pro rata basis to shareholders
       of the Company] at an issue price for each
       share which shall be determined by the Directors
       of the Company in their absolute discretion
       provided that such price shall not represent
       a discount of more than 20% to the weighted
       average price of a share for trades done on
       the SGX-ST [as determined in accordance with
       the requirements of SGX-ST]

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KIM ENG HOLDINGS LTD                                                                        Agenda Number:  701874720
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4790S107
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SG1L07001739
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company [on a              Mgmt          For                            For
       poll taken] to make purchases [whether by way
       of market purchases or off-market purchases
       on an equal access scheme] from time to time
       of up to 10% of the total number of ordinary
       shares in the capital of the Company [excluding
       any ordinary shares held as treasury shares]
       as at the date of this resolution or as at
       the date of the last AGM of the Company [whichever
       is higher] at any price up to but not exceeding
       the Maximum Price [as specified]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company is to be held or is
       required By Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD CHEM HLDGS LTD                                                                    Agenda Number:  701912897
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52562140
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  KYG525621408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the Directors' report and the Independent Auditor's
       report thereon for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Chan Wing Kwan as an Executive               Mgmt          For                            For
       Director of the Company

3.B    Re-elect Ms. Cheung Wai Lin, Stephanie as an              Mgmt          For                            For
       Executive Director of the Company

3.C    Re-elect Mr. Henry Tan as an Independent Non-executive    Mgmt          For                            For
       Director of the Company

3.D    Re-elect Mr. Lai Chung Wing, Robert as an Independent     Mgmt          For                            For
       Non-executive Director of the Company

3.E    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

4.     Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors to fix their remuneration

5.A    Authorize the Directors of the Company [Directors]        Mgmt          For                            For
       to allot, issue or otherwise deal with additional
       shares of the Company [Shares] or securities
       convertible into Shares, or options, warrants
       or similar rights to subscribe for any Shares,
       and to make or grant offers, agreements and
       options which might require the exercise of
       such power be and is hereby generally and unconditionally
       during and after the end  of the relevant period,
       not exceeding 20% of the aggregate nominal
       of the issued share capital of the Company
       otherwise than pursuant to: i) a Rights Issue;
       ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into Shares; iii) the exercise
       of any option scheme or similar arrangement;
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of Shares in lieu
       of the whole or part of a dividend on Shares
       in accordance with the Articles of Association
       of the Company ; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is  required by
       any applicable laws or the Articles of Association
       of the Company to be held]

5.B    Authorize the Directors of the Company ["Directors"]      Mgmt          For                            For
       during the relevant period to repurchase shares
       of the Company ["Shares"] or securities convertible
       into Shares on The Stock Exchange of Hong Kong
       Limited ["Stock Exchange"] or on any other
       stock exchange on which the securities of the
       Company may be listed and recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange under the
       Hong Kong Code on Share Repurchases and, subject
       to and in accordance with all applicable laws
       and regulations, the aggregate nominal amount
       of the securities which may be repurchased
       by the Company pursuant to paragraph (a) of
       this Resolution during the relevant period
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of the passing of this
       Resolution and the approval granted under paragraph
       (a) of this Resolution shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is  required by any applicable
       laws or the Articles of Association of the
       Company to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5A and 5B, the general mandate granted to the
       Directors of the Company to allot, issue or
       otherwise deal with shares of the Company pursuant
       to Resolution 5A above be extended by the addition
       to the aggregate nominal amount of the shares
       of the Company of an amount representing the
       aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       5B above, provided that such amount shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of the passing of this Resolution

S.6    Amend the Articles 2, 7, 54(A), 60, 63, 64,               Mgmt          For                            For
       65, 66, 67, 68, 69, 70, 72, 78, 79, 145, 146,
       147, 148, 149, 150 and 151 of the Articles
       of Association of the Company, as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD CHEM HLDGS LTD CAYMAN IS                                                          Agenda Number:  701819786
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52562140
    Meeting Type:  EGM
    Meeting Date:  23-Mar-2009
          Ticker:
            ISIN:  KYG525621408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "FOR" OR "AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

1.     Approve that the existing Share Option Scheme             Mgmt          For                            For
       for Employees of the Company which was adopted
       on 02 JUL 2002 be terminated with effect from
       the conclusion of this Meeting; subject to
       the grant by The Stock Exchange of Hong Kong
       Limited of the listing of and permission to
       deal in the ordinary shares in the capital
       of the Company with a par value of HKD 0.1
       each to be issued and allotted by the Company
       under the share option scheme of the Company
       [the Scheme] [with such grant being limited
       to 10% of the issued share capital of the Company
       as at the date of adoption of the Scheme];
       and authorize the Board of Directors of the
       Company to grant options to subscribe shares
       in the Company and to issue and allot shares
       in the capital of Company pursuant to the exercise
       of the options so granted in accordance with
       the rules of the Scheme, and to administer
       the Scheme in accordance with its terms and
       take all necessary actions incidental thereto
       as they deem fit

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD LAMINATES HOLDINGS LTD                                                            Agenda Number:  701796988
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5257K107
    Meeting Type:  EGM
    Meeting Date:  02-Feb-2009
          Ticker:
            ISIN:  KYG5257K1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

1.     Approve the Continuing Connected Transactions             Mgmt          For                            For
       and the Proposed Annual Caps [such terms shall
       have the meaning as specified] and authorize
       any Director of the Company to do, approve
       and transact all such acts and things as they
       may in their discretion consider necessary
       or desirable in connection therewith

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD LAMINATES HOLDINGS LTD                                                            Agenda Number:  701912859
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5257K107
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  KYG5257K1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the Directors' report and the Independent
       Auditor's report thereon for the YE 31 DEC
       2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Cheung Kwok Wa as an Executive               Mgmt          Against                        Against
       Director of the Company

3.B    Re-elect Ms. Chan Sau Chi as an Executive Director        Mgmt          Against                        Against
       of the Company

3.C    Re-elect Mr. Liu Min as an Executive Director             Mgmt          Against                        Against
       of the Company

3.D    Re-elect Mr. Chan Yue Kwong, Michael as an Independent    Mgmt          For                            For
       Non-executive Director of the Company

3.E    Re-elect Mr. Leung Tai Chiu as an Independent             Mgmt          For                            For
       Non-executive Director of the Company

3.F    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

4.     Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors to fix their remuneration

5.A    Authorize the Directors of the Company ["Directors"]      Mgmt          For                            For
       to allot, issue or otherwise deal with additional
       shares of the Company ["Shares"] or securities
       convertible into shares and make or grant offers,
       agreements and options, during and after the
       relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       issued share capital of the Company; otherwise
       than pursuant to: i) a rights issue; or ii)
       the exercise of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into Shares; or iii) the exercise of any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to the
       officers and/or employees of the Company and/or
       any of its subsidiaries of Shares or rights
       to acquire Shares; or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of Shares in lieu of the whole or part of a
       dividend on Shares in accordance with the Articles
       of Association of the Company; and [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM of the Company is required
       by any applicable laws or the Articles of Association
       of the Company to be held]

5.B    Authorize the Directors of the Company ["Directors"]      Mgmt          For                            For
       to repurchase shares of the Company ["Shares"]
       or convertible shares into shares, during the
       relevant period, on The Stock Exchange of Hong
       Kong Limited ["Stock Exchange"] or any other
       stock exchange on which the securities of the
       Company have been or may be listed and recognized
       by the Securities and Futures Commission under
       the Hong Kong Code on share repurchases for
       such purposes, subject to and in accordance
       with all applicable laws and regulations, at
       such price as the Directors may at their discretion
       determine in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company; and [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM of the Company is required
       by any applicable laws or the Articles of Association
       of the Company to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5A and 5B, to extend the general mandate granted
       to the Directors to allot, issue or otherwise
       deal with the shares of the Company pursuant
       to Resolution 5A, by an amount representing
       the aggregate nominal amount of the share capital
       repurchased pursuant to Resolution 5B, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution

S.6    Amend the Article 2, Article 6, Article 23,               Mgmt          For                            For
       Article 37, Article 53, Article 80, Article
       82, Article 90, Article 91, Article 92, Article
       93, Article 94, Article 95, Article 97, Article
       101, Article 104, Article 108, Article 111,
       Article 209 and Article 211 of the Articles
       of Association of the Company, as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KIWI INCOME PROPERTY TRUST                                                                  Agenda Number:  701668228
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q53422103
    Meeting Type:  AGM
    Meeting Date:  13-Aug-2008
          Ticker:
            ISIN:  NZKIPE0001S5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Unit holders will be provided with an update              Non-Voting    No vote
       of the Trust's activities and given the opportunity
       to ask questions regarding the trust

1.     Approve to issue units in the Trust to the Manager,       Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 LEE & MAN PAPER MFG LTD                                                                     Agenda Number:  701670792
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5427W122
    Meeting Type:  AGM
    Meeting Date:  01-Sep-2008
          Ticker:
            ISIN:  KYG5427W1226
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Company for the YE 31 MAR 2008

2.i    Declare a final dividend for the YE 31 MAR 2008           Mgmt          For                            For

2.ii   Re-elect Professor Poon Chung Kwong as a Non-Executive    Mgmt          Against                        Against
       Director of the Company

2.iii  Re-elect Ms. Law Kar Shui Elizabeth as an Independent     Mgmt          For                            For
       Non-Executive Director of the Company

2.iv   Re-elect Mr. Peter A. Davies as an Independent            Mgmt          For                            For
       Non-Executive Director of the Company

2.v    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to renew the Director's service contract for
       Mr. Li King Wai Ross, an Executive Director
       of the Company, and to fix the remuneration
       of all Directors of the Company who are newly
       elected or re-elected at the AGM provided that
       the total amount [excluding bonuses in favor
       of Executive Directors] shall not exceed the
       amount of HKD 12,000,000 for the YE 31 MAR
       2009, the bonuses in favour of the Executive
       Directors shall be decided by the majority
       of the Board of Directors of the Company provided
       that the total amount of bonus payable to all
       the Directors in respect of any one FY shall
       not exceed 10% of the consolidated profit after
       taxation of the Group for the relevant year

2.vi   Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors for the ensuing year and authorize
       the Board of Directors to fix their remuneration

3.i    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to allot, issue and deal with additional shares
       in the capital of the Company and to make or
       grant offers, agreements and options during
       and after the relevant period, shall not exceed
       20% of the aggregate nominal amount of the
       issued share capital of the Company, otherwise
       than pursuant to a rights issue; or the exercise
       of subscription rights under the share option
       scheme of the Company adopted on 11 SEP 2003;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       law to be held]

3.ii   Authorize the Board of Directors of the Company           Mgmt          For                            For
       to purchase its own shares during the relevant
       period, subject to and in accordance with all
       applicable laws and the requirements of the
       Rules Governing the Listing of Securities on
       the Stock Exchange, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required to
       be held by any other applicable law of the
       Cayman Islands or the Articles of Association
       of the Company]

3.iii  Approve, conditional upon the passing of Resolution       Mgmt          For                            For
       3(ii) above being passed, the aggregate nominal
       amount of the number of shares in the capital
       of the Company which are repurchased by the
       Company pursuant to Resolution 3(ii), be added
       to the aggregate nominal amount of the share
       capital of the Company that may be allotted
       or agreed by the Board of Directors of the
       Company pursuant to Resolution 3(i) above

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LEE & MAN PAPER MFG LTD                                                                     Agenda Number:  701704264
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5427W122
    Meeting Type:  EGM
    Meeting Date:  26-Sep-2008
          Ticker:
            ISIN:  KYG5427W1226
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the grant to Mr. Lee Man Chun Raymond             Mgmt          For                            For
       of the share options under the Share Option
       Scheme of the Company adopted on 11 SEP 2003
       [the "Share Option Scheme"] to subscribe for
       30,000,000 ordinary shares of HKD 0.10 each
       [the "Shares"] at the subscription price of
       HKD 7.488 per Share, as specified

2.     Approve the grant to Mr. Lee Man Bun of the               Mgmt          For                            For
       share options under the Share Option Scheme
       to subscribe for 20,000,000 shares at the subscription
       price of HKD 7.488 per share, as specified




--------------------------------------------------------------------------------------------------------------------------
 LIFESTYLE INTERNATIONAL HOLDINGS LTD                                                        Agenda Number:  701652566
--------------------------------------------------------------------------------------------------------------------------
        Security:  G54856128
    Meeting Type:  EGM
    Meeting Date:  29-Jul-2008
          Ticker:
            ISIN:  KYG548561284
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the form and substance of the subscription        Mgmt          For                            For
       agreement proposed to be entered into by EganaGoldpfeil
       [Holdings] Limited ['Egana'], Horizon Asset
       Holdings Ltd, [the 'Bond Issuer'], Win Promise
       Limited [the 'Equity Subscriber'], Treasure
       Focus Ltd. [the 'Bond Subscriber'] and Lifestyle
       International Holdings Limited ['Lifestyle']
       [the 'Subscription Agreement'] in relation
       to, among other matters, the subscription by
       the Equity Subscriber of 4,342,642,652 shares
       of Egana and the subscription by the Bond Subscriber
       of convertible bonds to be issued by the Bond
       Issuer, the principal terms of which are set
       out in the circular of Lifestyle to its shareholders
       dated 30 JUN 2008 [as specified]; and authorize
       the Directors of Lifestyle ['Lifestyle Directors']
       or a duly Committee of the Board of Lifestyle
       Directors to do all such acts and things [including,
       without limitation, signing, executing [under
       hand or under seal], perfecting and delivery
       of all agreements, documents and instruments]
       which are in their opinion necessary, appropriate,
       desirable or expedient to implement or to give
       effect to the terms of the Subscription Agreement
       and all transactions contemplated thereunder
       and all other matters incidental thereto or
       in connection therewith and to agree to and
       make such variation, amendment and waiver of
       any of the matters relating thereto or in connection
       therewith that are, in the opinion of the Lifestyle
       Directors, not material to the terms of the
       Subscription Agreement and all transactions
       contemplated thereunder and are in the interests
       of Lifestyle




--------------------------------------------------------------------------------------------------------------------------
 LIFESTYLE INTL HLDGS LTD                                                                    Agenda Number:  701815168
--------------------------------------------------------------------------------------------------------------------------
        Security:  G54856128
    Meeting Type:  EGM
    Meeting Date:  03-Mar-2009
          Ticker:
            ISIN:  KYG548561284
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''FOR" OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Approve to cancel the outstanding options to              Mgmt          Against                        Against
       subscribe for shares of the Company of HKD
       0.005 each which have been granted to the employees
       of the Company and its subsidiaries [other
       than Mr. Lau Luen-hung, Thomas] on 31 AUG 2007
       pursuant to the share option scheme of the
       Company adopted on 27 MAR 2004 but not exercised
       as at the date of the passing of this resolution,
       and authorize the Directors of the Company
       to do all such acts, execute all such documents
       and deeds as they in their absolute discretion
       consider necessary, desirable or expedient
       to give effect to the foregoing

2.     Approve, the cancellation of the outstanding              Mgmt          Against                        Against
       option to subscribe for shares of the Company
       of HKD 0.005 each [each a Share] which have
       been granted to Mr. Lau Luen-hung, Thomas [Mr.
       Thomas Lau] on 31 AUG 2007 pursuant to the
       share option scheme of the Company adopted
       on 27 MAR 2004 [the Share Option Scheme] but
       not exercised as at the date of the passing
       of this resolution [the 2007 Director Option],
       and the grant of a new option pursuant to the
       Share Option Scheme which will entitle Mr.
       Thomas Lau to subscribe for such number of
       Shares equivalent to the number of Shares subject
       to the 2007 Director Option in replacement
       of the 2007 Director Option [the New Director
       Option] [as specified] and authorize the Directors
       of the Company to do all such acts, execute
       all such documents and deeds as they in their
       absolute discretion consider necessary, desirable
       or expedient to give effect to the foregoing

3.     Approve and adopt, conditional upon the Listing           Mgmt          For                            For
       Committee of The Stock Exchange of Hong Kong
       Limited granting the approval of the listing
       of, and permission to deal in, the shares in
       the capital of the Company [each a Share] which
       may fall to be issued by the Company pursuant
       to a new share option scheme of the Company
       [as specified] [the New Share Option Scheme],
       and with effect from the date of the New Share
       Option Scheme becoming unconditional, the existing
       share option scheme of the Company adopted
       on 27 MAR 2004 be terminated therefrom and
       authorize the Directors of the Company to allot
       and issue Shares pursuant to the exercise of
       any options which may fall to be granted under
       the New Share Option Scheme and to take such
       steps and do all such acts, execute all such
       documents and deeds as they in their absolute
       discretion consider necessary, desirable or
       expedient to give effect to the New Share Option
       Scheme




--------------------------------------------------------------------------------------------------------------------------
 LIFESTYLE INTL HLDGS LTD                                                                    Agenda Number:  701859689
--------------------------------------------------------------------------------------------------------------------------
        Security:  G54856128
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  KYG548561284
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited consolidated             Mgmt          For                            For
       financial statements of the Company and the
       reports of the Directors and the Auditors for
       the YE 31 DEC 2008

2.     Approve the final dividend for the YE 31 DEC              Mgmt          For                            For
       2008

3.1    Re-elect Mr. Doo Wai-Hoi William as an Executive          Mgmt          Against                        Against
       Director

3.2    Re-elect Mr. Lau Luen-Hung Joseph as a Non-Executive      Mgmt          Against                        Against
       Director

3.3    Re-elect Mr. Hui Chiu-Chung Stephen as an Independent     Mgmt          For                            For
       Non-Executive Director

3.4    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors and authorize the Board of
       Directors to fix their remuneration

5.a    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares of the Company of HKD 0.005 each
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange ] or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and requirements of
       the Rules Governing the Listing of Securities
       on the Stock Exchange as amended from time
       to time [the Listing Rules] during the relevant
       period; the aggregate nominal amount of the
       shares of the Company to be repurchased by
       the Directors of the Company pursuant to the
       approval in this resolution shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing of this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles of the Company to be held]

5.b    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and otherwise deal with additional ordinary
       shares of the Company and to make or grant
       offers, agreements, options and rights of exchange
       or conversion which might require the exercise
       of such powers, subject to and in accordance
       with all applicable laws; during the relevant
       period, shall note exceed 20% of the aggregate
       nominal amount of the share capital of the
       Company, otherwise than pursuant to i) a Rights
       Issue; or ii) the exercise of any options granted
       under the share option scheme or similar arrangement
       for the time being adopted or to be adopted
       for the grant or issue of options to subscribe
       for, or rights to acquire shares of the Company
       approved by the Stock Exchange; or iii) any
       scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Articles of
       the Company; "Rights Issue" means the allotment,
       issue or grant of shares open for a period
       fixed by the Directors to holders of the shares
       or any class of shares thereof on the register
       of members on a fixed record date in proportion
       to their then holdings of such shares [subject
       to such exclusions or other arrangements as
       the Directors of the Company may deem necessary
       or expedient in relation to fractional entitlements
       or having regard to any restrictions or obligations
       under the laws of any relevant jurisdiction,
       or the requirements of any recognized regulatory
       body or any stock exchange in, any territory
       applicable to the Company]

5.c    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5A and 5B, to the general mandate granted to
       the Directors of the Company pursuant to Resolution
       5B by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company as stated in Resolution 5A above
       provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE CAPITAL ALLIANCE GROUP                                                            Agenda Number:  701666010
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q57048128
    Meeting Type:  SCH
    Meeting Date:  20-Aug-2008
          Ticker:
            ISIN:  AU000000MCQ0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve,  the MCAIL Share Scheme being sanctioned         Mgmt          For                            For
       by Supreme Court Bermuda [Bermuda Court] under
       Section 99[2] of the Companies Act 1981 [Bermuda]
       [with or without modification as approved by
       the Bermuda Court] and a copy of the order
       of the Bermuda court sanctioning the MCAIL
       Share Scheme being lodged with the register
       of Companies in Bermuda; and the unitholders
       passing the trust scheme resolutions and the
       court confirming that MCAML would be justified
       in acting upon the trust Scheme resolutions
       and in doing all things and taking all steps
       necessary to put the trust scheme on to effect,
       pursuant to and in accordance with Section
       411 of the Corporations Act, the arrangement
       proposed between MCAL and the holders of its
       fully paid ordinary shares, designated the
       MCAL Share Scheme, the terms of which are contained
       in and more particularly described in the Scheme
       booklet [of which this notice of MCAL Share
       Scheme meeting forms part], is agreed to, with
       or without modification as approved by the
       court




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE CAPITAL ALLIANCE GROUP                                                            Agenda Number:  701667125
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q57048128
    Meeting Type:  SCH
    Meeting Date:  20-Aug-2008
          Ticker:
            ISIN:  AU000000MCQ0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE CAPITAL ALLIANCE INTERNATIONAL LIMITED.
       THANK YOU.

S.1    Approve, subject to and conditional on the MCAL           Mgmt          For                            For
       Share Scheme being approved by the Supreme
       Court of New South Wales under Section 411[4][b]
       of the Corporations Act 2001 [Cth] [with or
       without modification as approved by the Supreme
       Court of New South Wales] and an office copy
       of the order of the Supreme Court of New South
       Wales approving the MCAL Share Scheme being
       lodged with the Australian Securities and Investments
       Commission; and the unithholders passing the
       trust Scheme Resolutions and the Supreme Court
       of New South Wales confirming that MCAML would
       be justified in acting upon the trust Scheme
       Resolutions and in doing all things and taking
       all steps necessary to put the trust Scheme
       in to effect, approve, pursuant to and in accordance
       with Section 99 of the Companies Act, the arrangement
       between MCAIL and the holders of its fully
       paid ordinary shares, designated the MCAIL
       Share Scheme, the terms of which are as specified




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE CAPITAL ALLIANCE GROUP                                                            Agenda Number:  701667137
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q57048128
    Meeting Type:  SCH
    Meeting Date:  20-Aug-2008
          Ticker:
            ISIN:  AU000000MCQ0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE CAPITAL ALLIANCE MANAGEMENT LIMITED.
       THANK YOU.

S.1    Approve, subject to and conditional on the MCAL           Mgmt          For                            For
       Share Scheme being approved by the court under
       Section 411[4][b] of the Corporations Act 2001
       [Cth] [Corporations Act] [with or without modification
       as approved by the Court approving the MCAL
       Share Scheme being lodged with the Australian
       Securities and Investments Commission [ASIC];
       the MCAIL Share Scheme being sanctioned by
       the Supreme Court of Bermuda [Bermuda court]
       under Section 99[2] of the Companies Act 1981
       [Bermuda] [Companies Act] [with or without
       modification as approved by the Bermuda court]
       and a copy of the order of the Bermuda court
       sanctioning the MCAIL Share Scheme being lodged
       with the registrar of Companies in Bermuda;
       Resolution 2 in this notice of trust Scheme
       meeting being passed, amend Constitution of
       MCAT with effect on and from the effective
       date as specified in the supplemental deed
       for the purpose of giving effect to the Trust
       Scheme and authorize the responsible entity
       of MCAT to execute and lodge with ASIC a copy
       of the supplemental deed

2.     Approve, subject to and conditional on the MCAL           Mgmt          For                            For
       Share Scheme being approved by the court under
       Section 411[4][b] of the Corporations Act [with
       or without modification as approved by the
       court] and an office copy of the order of the
       court approving the MCAL Share Scheme being
       lodged with the Australian Securities and Investments
       Commission; the MCAIL Share Scheme being sanctioned
       by the Bermuda Court under Section 99[2] of
       the Companies Act [with or without modification
       approved by the Bermuda court] and a copy of
       the order of the Bermuda court sanctioning
       the MCAIL Share Scheme being lodged with registrar
       of Companies in Bermuda; Resolution 1 in this
       notice of trust Scheme Meeting being passed
       and an executed copy of the supplemental deed
       being lodged with ASIC before, or at the same
       time as the office copy of the orders of the
       court approving the MCAL Share Scheme is lodged
       with ASIC, the trust Scheme [as specified in
       the Scheme booklet of which this notice of
       trust Scheme Meeting forms part] and, in particular,
       the acquisition by Macquarie Advanced Investment
       Company Pty Limited ACN 131 146 411 of a relevant
       interest in all the MCAT units existing as
       at the Scheme record date pursuant to the trust
       Scheme for the purposes of item 7 Section 611
       of the Corporations Act




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                               Agenda Number:  701733570
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5700Y109
    Meeting Type:  AGM
    Meeting Date:  19-Nov-2008
          Ticker:
            ISIN:  AU000000MCG1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE COMMUNICATIONS INFRASTRUCTURE LIMITED.
       THANK YOU.

       Receive the financial report, the Directors'              Non-Voting    No vote
       report and the Auditor's report for the YE
       30 JUN 2008

1.     Adopt the remuneration report included in MCIL's          Mgmt          For                            For
       the Directors' report for the YE 30 JUN 2008

2.     Re-elect Mr. Rodney H. Keller as a Director               Mgmt          For                            For
       of MCIL

3.     Approve, [for all purposes including for the              Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11] to
       issues to MCIML of shares in MCIL as components
       of Stapled Securities that occur during the
       3 year period commencing on 01 FEB 2009 in
       consideration of MCIML applying the performance
       fees [if any] payable to MCIML under the management
       services agreement in payment of the subscription
       price for those new securities

S.4    Approve, the proportional takeover provisions             Mgmt          For                            For
       contained in Article 5.11 to 5.16 [inclusive]
       of MCIL'S Constitution be re-inserted with
       the effect from the date of approval of this
       resolution for a period of 3 years

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE MCG INTERNATIONAL LIMITED. THANK
       YOU.

       Receive the financial report, the Directors'              Non-Voting    No vote
       report and the Auditor's report for the YE
       30 JUN 2008

1.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          Against                        Against
       of MMCGIL and authorize the Directors to determine
       their remuneration

2.     Re-elect Mr. Thomas Davis as a Director of MMCGIL         Mgmt          For                            For

3.     Approve, [for all purposes including for the              Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11] to
       issues to MCIML of shares in MMCGIL as components
       of Stapled Securities that occur during the
       3 year period commencing on 01 FEB 2009 in
       consideration of MCIML applying the performance
       fees [if any] payable to MCIML under the advisory
       agreement in payment of the subscription price
       for those new securities

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE COMMUNICATIONS INFRASTRUCTURE TRUST.
       THANK YOU.

1.     Approve, [for all purposes including for the              Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11] to
       issues to MCIML of units in MCIT as components
       of Stapled Securities that occur during the
       3 year period commencing on 01 FEB 2009 in
       consideration of MCIML applying the performance
       fees [if any] payable to MCIML under the constitution
       of MCIT in payment of the subscription price
       for those new securities

S.2    Approve, the proportional takeover provisions             Mgmt          For                            For
       contained in clauses 3.23 to 3.28 [inclusive]
       of MCIT's constitution be renewed with effect
       from the date of approval of this resolution
       for a period of 3 years




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE COUNTRYWIDE TRUST                                                                 Agenda Number:  701768410
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701A126
    Meeting Type:  AGM
    Meeting Date:  09-Dec-2008
          Ticker:
            ISIN:  AU000000MCW8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive a presentation on the Trust for the            Non-Voting    No vote
       YE 30 JUN 2008

S.1    Amend the Constitution of Macquarie Countrywide           Mgmt          For                            For
       Trust, in accordance with the Supplemental
       Deed as specified and authorize the Macquarie
       Countrywide Management Limited to execute the
       Supplemental Deed and lodge a copy of it with
       Australian Securities and Investments Commission




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE DDR TRUST                                                                         Agenda Number:  701775554
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701W102
    Meeting Type:  OGM
    Meeting Date:  10-Dec-2008
          Ticker:
            ISIN:  AU000000MDT2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THERE ARE NO RESOLUTIONS TO              Non-Voting    No vote
       BE VOTED ON AT THIS MEETING AS THIS IS A UNIT
       HOLDER'S BRIEFING ONLY. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE INTERNATIONAL INFRASTRUCTURE FUND LTD                                             Agenda Number:  701858916
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5759W104
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  BMG5759W1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements,               Mgmt          For                            For
       the statement by the Directors and report of
       the Auditors for the FYE 31 DEC 2008

2.     Re-elect Mr. Heng Chiang Meng as a Director,              Mgmt          For                            For
       who retires by rotation pursuant to Bye-law
       56(e)

3.     Re-elect Mr. Robert Andrew Mulderig as a Director,        Mgmt          For                            For
       who retires by rotation pursuant to Bye-law
       56(e)

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Company's Auditors and authorize the Directors
       of the Company [the Directors] to fix their
       remuneration

S.5    Amend Bye-laws 1 and 34 of the Bye-laws of the            Mgmt          For                            For
       Company

6.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Listing Manual and pursuant
       to Bye-law 34 of the Bye-laws of the Company,
       to purchase or otherwise acquire issued ordinary
       shares of par value SGD 0.01 each in the capital
       of the Company (the Shares) not exceeding in
       aggregate the number of issued shares representing
       10% of the issued Shares [excluding treasury
       shares] as at the date of the passing of this
       Resolution; at such price or prices as may
       be determined by the Directors from time to
       time of purchase price [excluding related brokerage,
       commission, applicable goods and services tax,
       stamp duties, clearance fees and other related
       expenses]: (i) in the case of a market purchase
       of a share, 105% of the average closing price
       of the shares; and (ii) in the case of an off-market
       purchase of a share pursuant to an equal access
       scheme, 120% of the average closing, whether
       by way of: (i) Market purchase(s) on the SGX-ST
       transacted through the SGX-ST's trading system
       and/or any other securities exchange on which
       the shares may for the time being be listed
       and quoted [Other Exchange]; and/or (ii) off-market
       purchase(s) (if effected otherwise than on
       the SGX-ST or, as the case may be, Other Exchange)
       in accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Listing Manual, and otherwise in accordance
       with the provisions of the Companies Act 1981
       (Bermuda), all other laws and regulations and
       rules of the SGX-ST or, as the case may be,
       Other Exchange as may for the time being be
       applicable [the Share Purchase Mandate]; [Authority
       commences from from the date of the passing
       of this Resolution and expiring on the earlier
       of: (a) the conclusion of the next AGM of the
       Company; or (b) the date by which the next
       AGM of the Company is required by law to be
       held]; and to complete and do all such acts
       and things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution

7.     Authorize the Directors to: (i) issue Shares              Mgmt          For                            For
       whether by way of rights, bonus or otherwise;
       and/or (ii) make or grant offers, agreements
       or options (collectively, Instruments) that
       might or would require Shares to be issued,
       including but not limited to the creation and
       issue of (as well as adjustments to) warrants,
       debentures or other instruments convertible
       into Shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and (b) (notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force) issue Shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that : (1) the aggregate
       number of Shares to be issued pursuant to this
       Resolution [including Shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this Resolution] does not exceed 50% of
       the total number of issued Shares (excluding
       treasury shares) in the capital of the Company
       (as calculated in accordance with paragraph
       (2) below), of which the aggregate number of
       Shares to be issued other than on a pro-rata
       basis to shareholders of the Company (including
       Shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution)
       does not exceed 20% of the total number of
       issued Shares (excluding treasury shares) in
       the capital of the Company (as calculated in
       accordance with paragraph (2) below); (2) (Subject
       to such manner of calculation as may be prescribed
       by the SGX-ST) for the purpose of determining
       the aggregate number of Shares that may be
       issued under paragraph (1) above, the total
       number of issued Shares (excluding treasury
       shares) shall be based on the total number
       of issued Shares (excluding treasury shares)
       in the capital of the Company at the time this
       Resolution is passed, after adjusting for:
       (i) New Shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       Resolution is passed; and (ii) any subsequent
       bonus issue, consolidation or subdivision of
       Shares; (3) in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual for
       the time being in force (unless such compliance
       has been waived by the SGX-ST) and the Bye-laws
       for the time being of the Company; and [Authority
       conferred by this Resolution shall continue
       in force until the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required by law to be
       held, whichever is the earlier]

8.     Authorize the Company, its subsidiaries and               Mgmt          For                            For
       Associated Companies that are entities at risk
       [as that term is used in Chapter 9], or any
       of them, , for the purposes of Chapter 9 of
       the Listing Manual (Chapter 9), to enter into
       any of the transactions falling within the
       types of interested person transactions described
       in the Appendix to the Letter with any party
       who is of the class of interested persons described
       in the Appendix to the Letter, provided that
       such transactions are made on normal commercial
       terms and in accordance with the review procedures
       for such interested person transactions; [Authority
       shall continue in force until the conclusion
       of the next AGM of the Company]; and authorize
       the Directors to complete and do all such acts
       and things (including executing all such documents
       as may be required) as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the General Mandate for Advisory
       Fees and/or this Resolution

       Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE MEDIA GROUP, SYDNEY NSW                                                           Agenda Number:  701716182
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5704Q136
    Meeting Type:  AGM
    Meeting Date:  29-Oct-2008
          Ticker:
            ISIN:  AU000000MMG0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE MEDIA HOLDINGS LTD [MMHL]. THANK
       YOU.

       To receive and consider the financial report              Non-Voting    No vote
       of MMHL and the Directors' report and the Auditor's
       report, for the FYE 30 JUN 2008

1.     Adopt the remuneration report included in MMHL's          Mgmt          For                            For
       Directors' report for the FYE 30 JUN 2008

2.     Re-elect Mr. Anthony Edward Bell as a Director            Mgmt          For                            For
       of MMHL

3.     Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 7.4, to issues of stapled securities [including
       shares in MMIHL] which have occurred in the
       12 months prior to the date of this meeting

4.     Approve, for all purposes, including for the              Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11, to
       issues of shares in MMHL that occur during
       the 3 year period commencing 29 OCT 2008 to
       Macquarie Media Management Limited [or its
       related body Corporate nominee] ["MMML"] as
       Manager to MMHL under the Management Services
       Agreement in consideration of MMML applying,
       subject to the approval of the MMG Independent
       Directors, the base fees or performance fees
       [if any] payable by MMG to MMML at the end
       of each calendar quarter in each year whilst
       this approval is in force in payment of the
       subscription price for those new securities

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE MEDIA INTERNATIONAL LTD [MMIL]. THANK
       YOU.

1.     Receive and adopt the financial report of MMIL            Mgmt          For                            For
       and the Directors' report and the Auditor's
       report, for the FYE 30 JUN 2008

2.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       of MMIL and authorize the Directors to determine
       the Auditor's remuneration

3.     Re-appoint Mr. E. Michael Leverock as a Director          Mgmt          For                            For
       of MMIL

4.     Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 7.4, to issues of stapled securities [including
       shares in MMIL] that have occurred in the 12
       months prior to the date of this meeting

5.     Approve, for all purposes, including for the              Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11, to
       issues of shares in MMIL that occur during
       the 3 year period commencing 29 OCT 2008 to
       Macquarie Media Management Limited [or its
       related body Corporate nominee] ["MMML"] as
       Manager to MMIL under the Management Services
       Agreement in consideration of MMML applying,
       subject to the approval of the MMG Independent
       Directors, the base fees or performance fees
       [if any] payable by MMG to MMML at the end
       of each calendar quarter in each year whilst
       this approval is in force in payment of the
       subscription price for those new securities
       and that authorization be given to the Directors
       to undertake all such matters as may be required
       to give effect to such issues

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE MEDIA TRUST [MMT]. THANK YOU.

S.1    Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 7.4 and ASIC Class Order 05/26, to issues
       of stapled securities [including units in MMT]
       which have occurred in the 12 months prior
       to the date of this meeting

2.     Approve, for all purposes, including for the              Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11, to
       issues of shares in MMI that occur during the
       3 year period commencing 29 OCT 2008 to Macquarie
       Media Management Limited [or its related body
       Corporate nominee] ["MMML"] as responsible
       entity to MMT under the Constitution of MMT
       in consideration of MMML applying, subject
       to the approval of the MMG Independent Directors,
       the base fees or performance fees [if any]
       payable by MMG to MMML at the end of each calendar
       quarter in each year whilst this approval is
       in force in payment of the subscription price
       for those new securities




--------------------------------------------------------------------------------------------------------------------------
 MANDARIN ORIENTAL INTL LTD                                                                  Agenda Number:  701897906
--------------------------------------------------------------------------------------------------------------------------
        Security:  G57848106
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  BMG578481068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Independent      Mgmt          For                            For
       Auditor's report for the YE 31 DEC 2008 and
       to declare a final dividend

2.     Re-elect Mr. Edouard Ettedgui as a Director               Mgmt          Against                        Against

3.     Re-elect Mr. Henry Keswick as a Director                  Mgmt          Against                        Against

4.     Re-elect Mr. R. C. Kwok as a Director                     Mgmt          Against                        Against

5.     Re-elect Mr. Sydney S. W. Leong as a Director             Mgmt          For                            For

6.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

7.     Grant authority for the issue of equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of USD 16.5 million and without
       pre-emptive rights up to aggregate nominal
       amount of USD 2.5 million

8.     Approve the renewal of a general mandate to               Mgmt          For                            For
       the Directors to repurchase shares of the Company
       representing less than 15% of the issued share
       capital of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AMOUNTS IN RESOLUTION 7 AND RECEIPT OF ACTUAL
       RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MINARA RESOURCES LIMITED                                                                    Agenda Number:  701865098
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q6120A101
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  AU000000MRE4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive and consider the annual financial              Non-Voting    No vote
       report, Directors' report and the Auditor's
       report for the Company and its controlled entities
       for the YE 31 DEC 2008

1.1    Re-elect Mr. Willy Strothotte as a Director               Mgmt          For                            For
       of the Company, who retires in accordance with
       Article 6.3 of the Company's constitution

1.2    Re-elect Mr. John Morrison as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       Article 6.3 of the Company's constitution

2.     Adopt the remuneration report for the Company             Mgmt          Against                        Against
       and its controlled entities for the YE 31 DEC
       2008

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT ANY INDIVIDUAL OR RELATED PARTY          Non-Voting    No vote
       TO ANY SPECIFIC VOTE EXCLUSION WHICH HAS OBTAINED
       BENEFIT OR DOES EXPECT TO OBTAIN FUTURE BENEFIT
       SHOULD NOT VOTE [OR VOTE 'ABSTAIN'] FOR THE
       RELEVANT PROPOSAL ITEMS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MINMETALS RESOURCES LTD                                                                     Agenda Number:  701927432
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6065U105
    Meeting Type:  AGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  HK1208013172
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 562980 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2008

2.A    Re-elect Mr. Xu Huizhong as a Director                    Mgmt          Against                        Against

2.B    Re-elect Mr. Hao Chuanfu as a Director                    Mgmt          Against                        Against

2.C    Re-elect Mr. Ren Suotang as a Director                    Mgmt          Against                        Against

2.D    Re-elect Mr. Li Dongsheng as a Director                   Mgmt          For                            For

2.E    Re-elect Mr. Chan Wai Dune as a Director                  Mgmt          For                            For

2.F    Re-elect Mr. Ting Leung Huel, Stephen as a Director       Mgmt          For                            For

2.G    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

3.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors of the Company to fix their remuneration

4.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       as amended from time to time, to allot, issue
       and deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options which would or might
       require the exercise of such power and after
       the end of the relevant period; approve the
       aggregate nominal amount of share capital allotted
       or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors, otherwise than
       pursuant to (i) a Rights Issue [as hereinafter
       defined] or (ii) an issue of shares upon the
       exercise of the subscription rights under any
       option scheme or similar arrangement for the
       time being adopted for the grant or issue to
       Officers and/or Employees of the Company and/or
       any of its subsidiaries of shares or rights
       to acquire shares of the Company or (iii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company or (iv) any script
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of a dividend on shares of the Company
       pursuant to the Articles of Association of
       the Company from time to time, shall not exceed
       20 % of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of this resolution and the said approval
       shall be limited accordingly; [Authority expires
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Hong Kong law or the Articles of
       Association of the Company to be held]

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to repurchase securities of the Company on
       The Stock Exchange of Hong Kong Limited or
       on any other stock exchange on which the securities
       of the Company may be listed and is recognized
       by the Securities and Futures Commission and
       The Stock Exchange of Hong Kong Limited for
       this purpose, subject to and in accordance
       with all applicable laws and/or the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time; approve the aggregate nominal
       amount of securities of the Company repurchased
       by the Company shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of this
       resolution and the authority shall be limited
       accordingly; [Authority expires earlier at
       the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Hong Kong law or the Articles of Association
       of the Company to be held]

6.     Grant authority to the Directors to add the               Mgmt          For                            For
       number of shares purchased by the Company pursuant
       to the general mandate referred to in Resolution
       No. 5 set out in this notice to the 20% general
       mandate to issue new shares referred to in
       Resolution No. 4 as specified

7.     Elect Mr. Li Fuli as a Non-Executive Director             Mgmt          Against                        Against
       of the Company

8.     Elect Mr. Xu Jiqing as a Non-Executive Director           Mgmt          Against                        Against
       of the Company

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MOBILEONE LTD                                                                               Agenda Number:  701857899
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8838Q148
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  SG1U89935555
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts for the YE 31 DEC 2008

2.     Declare a final tax exempt [one-tier] dividend            Mgmt          For                            For
       of 7.2 cents per share for the YE 31 DEC 2008

3.     Re-appoint, pursuant to Section 153(6) of the             Mgmt          For                            For
       Companies Act [Chapter 50], Mr. Patrick Yeoh
       Khwai Hoh as a Director of the Company to hold
       such office until the next AGM of the Company

4.     Re-appoint, pursuant to Section 153(6) of the             Mgmt          For                            For
       Companies Act [Chapter 50], Mr. Dr Thio Su
       Mien as a Director of the Company to hold such
       office until the next AGM of the Company

5.     Re-elect, pursuant to Article 92, Dato Yusof              Mgmt          Against                        Against
       Annuar Yaacob as a Director, who retire in
       accordance with Article 91 of the Company's
       Articles of Association

6.     Re-elect, pursuant to Article 92, Mr. Roger               Mgmt          For                            For
       Barlow as a Director, who retire in accordance
       with Article 91 of the Company's Articles of
       Association

7.     Re-elect Mr. Dato' Sri Jamaludin Ibrahim as               Mgmt          For                            For
       a Director, who retire in accordance with Article
       97 of the Company's Articles of Association

8.     Re-elect Mr. Chow Kok Kee as a Director, who              Mgmt          For                            For
       retire in accordance with Article 97 of the
       Company's Articles of Association

9.     Re-elect Mr. Alan Ow Soon Sian as a Director,             Mgmt          For                            For
       who retire in accordance with Article 97 of
       the Company's Articles of Association

10.    Approve the Directors' fees of SGD 388,156 for            Mgmt          For                            For
       the YE 31 DEC 2008

11.    Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

12.    Authorize the Directors, to offer and grant               Mgmt          For                            For
       options in accordance with the provisions of
       the MobileOne Share Option Scheme [the Scheme]
       and to allot and issue such shares as may be
       issued pursuant to the exercise of the options
       under the Scheme, provided always that the
       aggregated number of shares to be issued pursuant
       to the Scheme shall not exceed 10% of the total
       number of issued ordinary shares [excluding
       treasury shares] in the capital of the Company
       from time to time

13.    Authorize the Directors of the Company: a) i)             Mgmt          For                            For
       to issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares; at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company, of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       20% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company;
       2) [subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited (SGX-ST)] for the
       purpose of determining the aggregate number
       of shares that may be issued, the percentage
       of issued share capital shall be based on the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this Resolution is passed, after adjusting
       for: i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       Resolution is passed; and ii) any subsequent
       consolidation or subdivision of shares; 3)
       in exercising the authority conferred by this
       Resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires at the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by Law]

14.    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Companies Act], to purchase or otherwise acquire
       issued ordinary shares in the capital of the
       Company [Shares], not exceeding in aggregate
       the maximum percentage [as hereafter defined],
       at such price or prices as may be determined
       from time to time up to the maximum price whether
       by way of: i) market purchase(s) on the Singapore
       Exchange Securities Trading Limited [SGX-ST];
       and/or ii) off-market purchase(s) [if effected
       otherwise than on the SGX-ST as the case may
       be, Other Exchange] in accordance with any
       equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which satisfies the conditions prescribed
       by the Act and otherwise in accordance with
       all other laws and regulations and rules of
       the SGX-ST or, as the case may be, Other Exchange
       as may for the time being applicable [the Share
       Purchases Mandate]; [Authority expires the
       earlier of the date of the next AGM is held
       and the date by which next AGM is required
       by the Law]; and do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution

15.    Authorize, for the purposes of Chapter 9 of               Mgmt          For                            For
       the Listing manual of the Singapore Exchange
       Securities Trading Limited [the Listing Manual],
       the Company, its subsidiaries and associated
       Companies that are entities at risk [as that
       term is used in Chapter 9 of the Listing Manual],
       or any of them, to entire into any of the transactions
       falling within the types of interested person
       transaction described in the circular to shareholders
       dated 24 MAR 2008[the Circular] with any party
       who is of the class of interested persons described
       in the Circular, provided that such transactions
       are made on normal Commercial terms and in
       accordance with the review procedures for such
       interested person transactions, shall, unless
       revoked or varied by the Company in a general
       meeting, continue in force until the conclusion
       of the next AGM of the Company, and authorize
       the Directors of the Company to complete and
       do all such acts and things[including executing
       all such documents as may be required] as they
       or he may consider expedient or necessary or
       in the interests of the Company to give effect
       to the Shareholders Mandate and/or this Resolution

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD DEPARTMENT STORE CHINA LTD                                                        Agenda Number:  701746135
--------------------------------------------------------------------------------------------------------------------------
        Security:  G65007109
    Meeting Type:  AGM
    Meeting Date:  01-Dec-2008
          Ticker:
            ISIN:  KYG650071098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the Directors' report and the Independent
       Auditor's report of the YE 30 JUN 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Ms. Ngan Man-Ying, Lynda as a Director           Mgmt          Against                        Against

3.B    Re-elect Mr. Cheong Ying-Chew, Henry as a Director        Mgmt          For                            For

3.C    Re-elect Mr. Tong Hang-Chan, Peter as a Director          Mgmt          For                            For

3.D    Re-elect Mr. Yu Chun-fai, Henry as a Director             Mgmt          For                            For

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.1    Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options [including bonds, warrants
       and debentures convertible into shares of the
       Company] during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company,
       otherwise than pursuant to i) a rights issue;
       or ii) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; or iii) the
       exercise of any options under any share option
       scheme or similar arrangement for the time
       being adopted for the grant or issue of shares
       or right to acquire shares of the Company;
       or iv) the exercise of any rights under the
       bonds, warrants and debentures convertible
       into shares of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required applicable law or the Articles of
       Association of the Company to be held]

5.2    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares in the capital of the Company
       on The Stock Exchange of Hong Kong Limited
       ['Stock Exchange'] or on any other stock exchange
       on which the shares of the Company may be listed
       and which is recognized by the Securities and
       Futures Commission and the stock exchange for
       this purpose, subject to and in accordance
       with Cayman Islands law and all applicable
       laws and/or the Rules Governing the Listing
       of Securities on the Stock Exchange or the
       rules of any other stock exchange as amended
       form time to time, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by any applicable Laws or the Articles
       of Association of the Company to be held]

5.3    Approve, conditional upon the passing of Ordinary         Mgmt          For                            For
       Resolutions Nos. 5.1 and 5.2 as specified,
       to extend the general unconditional mandate
       granted to the Directors of the Company pursuant
       to Ordinary Resolution No. 5.1 as specified
       by the addition to the aggregate nominal value
       of the share capital of the Company which may
       be allotted or agreed to be allotted by the
       Directors pursuant to such general mandate
       of an amount representing the aggregate nominal
       value of the shares repurchased by the Company
       pursuant to the authority to repurchase shares
       granted pursuant to Ordinary Resolution No.
       5.2 as specified, provided that such extended
       amount shall not exceed 10% of the aggregate
       nominal value of the share capital of the Company
       in issue as at the date of this Resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NEWCREST MINING LTD, MELBOURNE VIC                                                          Agenda Number:  701721765
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q6651B114
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  AU000000NCM7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial report of              Mgmt          Abstain                        Against
       the Company and its controlled entities for
       the YE 30 JUN 2008 and the reports of the Directors
       and the Auditors thereon

2.a    Elect, in accordance with Rule 57 of the Company's        Mgmt          For                            For
       Constitution, Mr. Richard Knight as a Director

2.b    Re-elect Mr. Don Mercer as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with Rule 69 of the
       Company's Constitution

3.     Adopt the remuneration report for the Company             Mgmt          For                            For
       [included in the report of the Directors] for
       the YE 30 JUN 2008

S.4    Amend, pursuant to Sections 136[2] and 648G               Mgmt          For                            For
       of the Corporations Act 2001 [Cth], the Company's
       Constitution by re-inserting Rule 104 as specified

S.5    Amend, pursuant to Section 136[2] of the Corporations     Mgmt          For                            For
       Act 2001[Cth], the Company's Constitution as
       specified

       To transact other business                                Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NEXT MEDIA LTD                                                                              Agenda Number:  701648290
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6342D124
    Meeting Type:  AGM
    Meeting Date:  21-Jul-2008
          Ticker:
            ISIN:  HK0282010369
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the reports of the Directors            Mgmt          For                            For
       and the Auditors and the audited Financial
       Statements for the YE 31 MAR 2008

2.     Declare a final dividend and a special dividend           Mgmt          For                            For

3.A    Re-elect Mr. Ting Ka Yu, Stephen as an Executive          Mgmt          Against                        Against
       Director

3.B    Re-elect Mr. Fok Kwong Hang, Terry as an Independent      Mgmt          For                            For
       Non-Executive Director

4.     Approve to fix the remuneration of the Directors          Mgmt          For                            For

5.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Directors to fix their remuneration

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to paragraph (b) of this resolution, during
       the Relevant Period [as specified] to allot
       and issue additional shares in the capital
       of the Company [including but not limited to
       the share subscription and financing plan of
       the Company adopted on 29 OCT 2007] and to
       make or grant offers, agreements and options
       [including warrants and securities convertible
       or exercisable into shares of the Company]
       which might require the exercise of such powers
       either during or after the Relevant Period;
       b) the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] and issued by the Directors pursuant
       to the approval in paragraph (a) above, otherwise
       than pursuant to: (i) a Rights Issue [as specified];
       (ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       (iii) the exercise of the subscription rights
       under any option scheme or similar arrangement
       for the time being adopted [excluding the share
       subscription and financing plan of the Company
       adopted on 29 OCT 2007] for the grant or issue
       to officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company; or
       (iv) any scrip dividend or similar arrangement
       providing for the allotment of the shares in
       lieu of the whole or part of a dividend on
       shares of the Company in accordance with the
       articles of association of the Company; shall
       not exceed 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this Resolution
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law or the Articles
       of Association of the Company to be held]

7.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to paragraph (b) in this resolution, during
       the Relevant Period [as specified] of to repurchase
       shares in the capital of the Company, subject
       to and in accordance with all applicable laws
       and requirements of the Rules Governing the
       Listing of Securities on The Stock Exchange
       of Hong Kong Limited as amended from time to
       time; (b) the aggregate nominal amount of shares
       of the Company which may be repurchased by
       the Directors pursuant to the approval in paragraph
       (a) above during the Relevant Period shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this Resolution
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law or the Articles
       of Association of the Company to be held]

8.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       Nos. 6 and 7 as specified, the aggregate nominal
       amount of shares of the Company which may be
       allotted or agreed conditionally or unconditionally
       to be allotted by the Directors pursuant to
       and in accordance with the mandate granted
       under Resolution No. 6 as specified and is
       increased and extended by adding the aggregate
       nominal amount of shares in the capital of
       the Company which may be repurchased by the
       Company pursuant to and in accordance with
       the mandate granted under Resolution No. 7
       as specified provided that such amount of shares
       of the Company so repurchased shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of the passing of this Resolution




--------------------------------------------------------------------------------------------------------------------------
 NINE DRAGONS PAPER HLDGS LTD                                                                Agenda Number:  701661868
--------------------------------------------------------------------------------------------------------------------------
        Security:  G65318100
    Meeting Type:  SGM
    Meeting Date:  31-Jul-2008
          Ticker:
            ISIN:  BMG653181005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the further Renewed ACN Supply         Mgmt          For                            For
       Agreement dated 30 JUN 2008 as specified, the
       terms thereof and the non-exempt connected
       transaction contemplated thereunder; and the
       annual caps as specified; and authorize any
       1 Director of the Company for and on behalf
       of the Company to execute all documents, instruments
       and agreements and to do all other acts or
       things deemed by him/ her to be incidental,
       ancillary to or in connection with the Further
       Renewed ACN Supply Agreement, the transactions
       contemplated thereunder and the proposed annual
       caps for the 2 years and 11 months ending 30
       JUN 2011

2.     Approve and ratify the Renewed Taicang Purchase           Mgmt          For                            For
       Agreement dated 26 JUN 2008 as specified, the
       terms thereof and the non-exempt connected
       transaction contemplated thereunder; the Further
       Renewed Taicang Purchase Agreement dated 30
       JUN 2008 as specified, the terms thereof and
       the non-exempt connected transaction contemplated
       thereunder; and the annual caps as specified;
       and authorize any 1 Director of the Company
       for and on behalf of the Company to execute
       all documents, instruments and agreements and
       to do all other acts or things deemed by him/
       her to be incidental, ancillary to or in connection
       with the Renewed Taicang Purchase Agreement,
       the Further Renewed Taicang Purchase Agreement,
       the transactions contemplated thereunder and
       the proposed annual caps for the 3 years ending
       30 JUN 2011




--------------------------------------------------------------------------------------------------------------------------
 NINE DRAGONS PAPER HLDGS LTD                                                                Agenda Number:  701739801
--------------------------------------------------------------------------------------------------------------------------
        Security:  G65318100
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2008
          Ticker:
            ISIN:  BMG653181005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Declare the final dividend for the YE 30 JUN              Mgmt          For                            For
       2008

3.A.1  Re-elect Ms. Cheung Yan as a Director                     Mgmt          Against                        Against

3.A.2  Re-elect Mr. Liu Ming Chung as a Director                 Mgmt          Against                        Against

3.A.3  Re-elect Mr. Zhang Cheng Fei as a Director                Mgmt          Against                        Against

3.A.4  Re-elect Mr. Zhang Yuanfu as a Director                   Mgmt          Against                        Against

3.A.5  Re-elect Ms. Gao Jing as a Director                       Mgmt          Against                        Against

3.A.6  Re-elect Mr. Lau Chun Shun as a Director                  Mgmt          Against                        Against

3.A.7  Re-elect Ms. Tam Wai Chu, Maria as a Director             Mgmt          For                            For

3.A.8  Re-elect Mr. Chung Shui Ming, Timpson as a Director       Mgmt          For                            For

3.A.9  Re-elect Dr. Cheng Chi Pang as a Director                 Mgmt          For                            For

3.A10  Re-elect Mr. Wang Hong Bo as a Director                   Mgmt          For                            For

3.B    Approve to fix the Directors' remuneration                Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.A    Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company, and make or grant offers,
       agreements and options [including warrants,
       bonds, and debentures convertible into shares
       of the Company] which would require the exercise
       of such powers, subject to and in accordance
       with all applicable laws and the Bye-Laws of
       the Company during and after the relevant period,
       not exceeding the aggregate of 20% of the aggregate
       nominal amount of the ordinary share capital
       of the Company in issue on the date of passing
       this resolution otherwise than pursuant to:
       a rights issue [as specified] or upon the exercise
       of rights of subscription or conversion under
       the outstanding warrants to subscribe for shares
       of the Company or any securities which are
       convertible into shares of the Company or any
       share option scheme of the Company or any scrip
       dividend or similar arrangement in lieu of
       the whole or part of a dividend on shares of
       the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye Laws of the Company or any applicable
       laws of Bermuda to be held]

5.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares in the capital of the Company
       during the relevant period, of all powers of
       the Company to repurchase issued shares in
       the capital of the Company on the Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       any other stock exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for the purpose, subject
       to and in accordance with all applicable laws
       and the requirements of the Stock Exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       ordinary share capital of the Company in issue
       on the date of this resolution and the said
       approval shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye Laws of the
       Company or any applicable laws of Bermuda to
       be held]

5.C    Approve, conditional upon Resolution number               Mgmt          For                            For
       5[A] and 5[B] being passed, the aggregate nominal
       amount of the issued ordinary shares in the
       capital of the Company which are repurchased
       by the Company under the authority granted
       to the Directors of the Company pursuant to
       and in accordance with the said Resolution
       number 5[B] shall be added to the aggregate
       nominal amount of the ordinary share capital
       that may be allotted, issued and dealt with
       or agreed conditionally or unconditionally
       to be allotted, issued and dealt by the Directors
       of the Company pursuant to and in accordance
       with the Resolution number 5[A] as specified

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NUFARM LIMITED                                                                              Agenda Number:  701765111
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q7007B105
    Meeting Type:  AGM
    Meeting Date:  04-Dec-2008
          Ticker:
            ISIN:  AU000000NUF3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       518104 DUE TO DELETION OF A RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the financial report of the Company               Non-Voting    No vote
       and the consolidated financial statements of
       the Company and the Company's controlled entities
       and the reports of the Directors' and of the
       Auditor for the YE 31 JUL 2008

2.     Receive and adopt the remuneration report of              Mgmt          For                            For
       the Company for the YE 31 JUL 2008

3.a    Re-elect Mr. G.D.W. [Doug] Curlewis as a Director         Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution
       and ASX Listing Rule 14.4

3.b    Re-elect Mr. K.M. [Kerry] Hoggard as a Director           Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution
       and ASX Listing Rule 14.4

4.     Approve the issue of 13,245,034 ordinary shares           Mgmt          For                            For
       at an issue price of AUD 15.10 each on 06 MAR
       2008 to institutional investors as part of
       an institutional equity placement, for the
       purpose of Listing Rule 7.4

5.     Approve the issue of 527,585 ordinary shares              Mgmt          For                            For
       at an issue price of AUD 15.1169 each on 01
       OCT 2008 to the vendor shareholders of Lefroy
       Seeds Pty Ltd ACN 106 510 196, First Classic
       Pty Ltd ACN 106 510 203 and Edgehill Investments
       Pty Ltd ACN 099 764 226 pursuant to the terms
       of the Share Sale Agreements, for the purpose
       of Listing Rule 7.4




--------------------------------------------------------------------------------------------------------------------------
 NWS HOLDINGS LIMITED                                                                        Agenda Number:  701744686
--------------------------------------------------------------------------------------------------------------------------
        Security:  G66897110
    Meeting Type:  AGM
    Meeting Date:  01-Dec-2008
          Ticker:
            ISIN:  BMG668971101
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THESE
       RESOLUTIONS. THANK YOU.

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditor
       for the YE 30 JUN 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.A.1  Re-elect Dr. Cheng Kar Shun, Henry as a Director          Mgmt          For                            For

3.A.2  Re-elect Mr. Doo Wai Hoi, William as a Director           Mgmt          For                            For

3.A.3  Re-elect Mr. Chan Kam Ling as a Director                  Mgmt          For                            For

3.A.4  Re-elect Mr. Wong Kwok Kin, Andrew as a Director          Mgmt          For                            For

3.B    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors remuneration

4.     Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors to fix their remuneration

5.1    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company or securities convertible
       into shares or options, warrants, or similar
       rights to subscribe for any share or convertible
       securities and to make or grant offers, agreements
       and options, during and after the relevant
       period, not exceeding 20% of the aggregate
       nominal amount of the share capital of the
       Company otherwise than pursuant to: i) a rights
       issue [as specified]; or ii) the exercise of
       subscription or conversion rights under the
       terms of any warrants and securities; or iii)
       the exercise of the rights under any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to the
       Directors and/or employees of the Company and/or
       any of its subsidiaries of options to subscribe
       for, or rights to acquire, shares of the Company;
       or iv) any issue of shares as scrip dividends
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable laws to be held]

5.2    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares on The Stock Exchange of Hong
       Kong Limited [the Hong Kong Stock Exchange]
       or on any other stock exchange on which the
       shares of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Hong Kong Stock Exchange for this purpose,
       subject to and in accordance with all applicable
       laws and the requirements of the Rules Governing
       the Listing of Securities on the Hong Kong
       Stock Exchange or that of any other stock exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable laws to be held]

5.3    Approve, conditional upon the passing of the              Mgmt          For                            For
       Ordinary Resolutions No. 5.1 and 5.2, to extend
       the general mandate granted to the Directors
       of the Company pursuant to Resolution 5.1,
       by the addition to the aggregate nominal amount
       of the share capital of the Company that may
       be allotted pursuant to Resolution 5.2, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 OLAM INTERNATIONAL LTD, SINGAPORE                                                           Agenda Number:  701728911
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6421B106
    Meeting Type:  AGM
    Meeting Date:  29-Oct-2008
          Ticker:
            ISIN:  SG1Q75923504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director's report and               Mgmt          For                            For
       the audited accounts of the Company for the
       YE 30 JUN 2008 together with the Auditors'
       report thereon

2.     Declare a first and final dividend of 2.5 cents           Mgmt          For                            For
       per share tax exempt (one-tier) for the YE
       30 JUN 2008

3.     Re-elect Mr. Narain Girdhar Chanrai as a Director         Mgmt          For                            For
       of the Company, who retires pursuant to Article
       107 of the Articles of Association of the Company

4.     Re-elect Mr. Sunny George Verghese as a Director          Mgmt          For                            For
       of the Company, who retires pursuant to Article
       107 of the Articles of Association of the Company

5.     Re-elect Mr. Michael Lim Choo San as a Director           Mgmt          For                            For
       of the Company, who retires pursuant to Article
       107 of the Articles of Association of the Company

       To note the retirement of Mr. Peter Francis               Non-Voting    No vote
       Amour by rotation pursuant to Article 107 of
       Articles of Association and who has decided
       not to seek re-election

6.     Appoint Mr. Jean-Paul Pinard as a Director to             Mgmt          For                            For
       fill the vacancy arising from the retirement
       of Mr. Peter Francis Amour

7.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       775,000.00 for the YE 30 JUN 2008

8.     Approve the payment of Directors' fees of up              Mgmt          For                            For
       to SGD 896,500.00 for the FYE 30 JUN 2009

9.     Re-appoint Messrs. Ernst & Young LLP as the               Mgmt          For                            For
       Auditors of the Company and authorize the Directors
       of the Company to fix their remuneration

       Transact any other business                               Non-Voting    No vote

10.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and Rule 806 of the Listing Manual of the
       Singapore Exchange Securities Trading Limited,
       to issue shares in the Company [shares] whether
       by way of rights, bonus or otherwise; and/or
       make or grant offers, agreements or options
       [collectively, 'Instruments'] that might or
       would require shares to be issued, including
       but not limited to the creation and issue of
       [as well as adjustments to] options, warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that the aggregate number
       of shares [including shares to be issued in
       accordance with the terms of convertible securities
       issued, made or granted pursuant to this Resolution]
       to be issued pursuant to this Resolution shall
       not exceed 50% of the issued shares in the
       capital of the Company at the time of the passing
       of this Resolution, of which the aggregate
       number of shares and convertible securities
       to be issued other than on a pro rata basis
       to all shareholders of the Company shall not
       exceed 20% of the issued shares in the capital
       of the Company; [Authority expires at the earlier
       of the conclusion of the Company's next AGM
       or the date by which the next AGM of the Company
       is required by law to be held] or in the case
       of shares to be issued in accordance with the
       terms of convertible securities issued, made
       or granted pursuant to this Resolution, until
       the issuance of such shares in accordance with
       the terms of such convertible securities

11.    Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options under the Olam Employee Share
       Option Scheme [''the Scheme''] and to allot
       and issue shares in the capital of the Company
       to all the holders of options granted by the
       Company under the Scheme, whether granted during
       the subsistence of this authority or otherwise,
       upon the exercise of such options and in accordance
       with the terms and conditions of the Scheme,
       provided always that the aggregate number of
       additional ordinary shares to be allotted and
       issued pursuant to the Scheme shall not exceed
       15% of the issued shares in the capital of
       the Company from time to time; [Authority expires
       at the earlier of the conclusion of the Company's
       next AGM or the date by which the next AGM
       of the Company is required by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 OLAM INTERNATIONAL LTD, SINGAPORE                                                           Agenda Number:  701729874
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6421B106
    Meeting Type:  EGM
    Meeting Date:  29-Oct-2008
          Ticker:
            ISIN:  SG1Q75923504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt and approve, the proposed amendments to             Mgmt          For                            For
       the Rules of the Olam Employee Share Option
       Scheme adopted by the Company on 04 JAN 2005
       [ESOS Rules] as specified; authorize the Directors
       to offer and grant options in accordance with
       the provisions of the ESOS Rules amended in
       accordance with this resolution [modified ESOS
       Rules] and to allot and issue from time to
       time such number of shares in the capital of
       the Company as may be required to be issued
       pursuant to the exercise of options under the
       modified ESOS Rules; and authorize the Directors
       of the Company and/or any of them to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider necessary, expedient,
       incidental to or in the interests of the Company
       to give effect to the transactions contemplated
       and/or authorized by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 ONESTEEL LTD                                                                                Agenda Number:  701733734
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q7134W113
    Meeting Type:  AGM
    Meeting Date:  17-Nov-2008
          Ticker:
            ISIN:  AU000000OST6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the Directors'           Non-Voting    No vote
       report for the YE 30 JUN 2008, together with
       the Auditor's report to the Members of the
       Company

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008

3.A    Re-elect, in accordance with Rule 9 of the Company's      Mgmt          For                            For
       Constitution, Mr. C.R. Galbraith as a Director

3.B    Re-elect, in accordance with Rule 9 of the Company's      Mgmt          For                            For
       Constitution, Mr. P.G. Nankervis as a Director

3.C    Re-elect, in accordance with Rule 9 of the Company's      Mgmt          For                            For
       Constitution, Mr. D.A. Pritchard as a Director

3.D    Re-elect, in accordance with Rule 9 of the Company's      Mgmt          For                            For
       Constitution, Mr. P.J. Smedley as a Director




--------------------------------------------------------------------------------------------------------------------------
 ORIENTAL PRESS GROUP LTD                                                                    Agenda Number:  701667175
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y65590104
    Meeting Type:  AGM
    Meeting Date:  20-Aug-2008
          Ticker:
            ISIN:  HK0018000155
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Independent
       Auditors of the Company for the YE 31 MAR 2008

2.     Declare a final dividend of HK 8.5 cents per              Mgmt          For                            For
       share

3.i.a  Re-elect Mr. Shun-Chuen Lam as an Executive               Mgmt          Against                        Against
       Director of the Company

3.i.b  Re-elect Mr. Dominic Lai as a Non-Executive               Mgmt          Against                        Against
       Director of the Company

3.i.c  Re-elect Mr. Yau-nam Cham as an Independent               Mgmt          For                            For
       Non-Executive Director of the Company

3.ii   Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Grant Thornton as the Auditors of              Mgmt          For                            For
       the Company and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [The Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or those of any other
       Stock Exchange as amended from time to time,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Companies Ordinance
       [Chapter 32 of the Laws of the Hong Kong] to
       be held]

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance [Chapter
       32 of the Laws of Hong Kong], to allot, issue
       and deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options [including warrants,
       bonds, Debentures, noted and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Company] during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company otherwise
       than pursuant to: i) a Rights Issue [as specified];
       ii) the exercise of rights of subscription
       or conversion under the terms of any existing
       warrants, bonds, debentures, notes, deeds or
       other securities which are convertible into
       shares of the Company; iii) the exercise of
       options granted under any Share Option Scheme
       or any similar arrangement for the time being
       adopted for the grant or issue to eligible
       persons prescribed there under of shares or
       rights to acquire shares in the Company; or
       iv) any script dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Companies Ordinance [chapter
       32 of the Laws of Hong Kong to be held]

7.     Approve, subject to the passing of Resolution             Mgmt          For                            For
       5 and 6, that the general mandate to the Directors
       to allot shares pursuant to Resolution 6 be
       extended by the addition there to an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company pursuant to Resolution 5, provided
       that such extended amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue on the
       date of this resolution




--------------------------------------------------------------------------------------------------------------------------
 OXIANA LTD                                                                                  Agenda Number:  701643896
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q7186A100
    Meeting Type:  OGM
    Meeting Date:  18-Jul-2008
          Ticker:
            ISIN:  AU000000OXR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to change the Company name for the purposes       Mgmt          For                            For
       of Section 157 (1) of the Corporations Act
       2001 and for all other purposes, the Company
       adopt 'OZ Minerals Limited' as the New name
       of the Company

2.1    Re-elect Mr. Owen Leigh Hegarty as a Director             Mgmt          For                            For
       of the Company, who retires in accordance with
       Article 6.3(h)of the Company's Constitution

2.2    Re-elect Mr. Peter Mansell as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       Article 6.3 of the Company's Constitution

2.3    Re-elect Dr. Peter Cassidy  as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Article 6.3 of the Company's Constitution

2.4    Re-elect Mr. Anthony Larkin as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Article 6.3 of the Company's Constitution

2.5    Re-elect Mr. Richard Knight as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Article 6.3 of the Company's Constitution

2.6    Re-elect Mr. Dean Pritchard as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Article 6.3 of the Company's Constitution

3.     Approve to increase the Directors' fee limit              Mgmt          For                            For
       from the maximum total amount of Directors'
       fee payable by the Company to Non-Executive
       Directors by AUD 1,500,000 per annum to a maximum
       of AUD 2,700,000 per annum with effect from
       20 JUN 2008

4.     Approve, for the purposes of Section 200E of              Mgmt          For                            For
       the Corporations Act 2001 and for all other
       purposes the Company benefits payable to Mr.
       Owen Hegarty in connection with his retirement
       as Managing Director and CEO as described in
       the Explanatory Memorandum accompanying the
       notice convening this meeting




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC BASIN SHIPPING LTD                                                                  Agenda Number:  701850085
--------------------------------------------------------------------------------------------------------------------------
        Security:  G68437139
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  BMG684371393
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and auditors
       for the YE 31 DEC 2008

2.1    Re-elect Mr. Klaus Nyborg as an Executive Director        Mgmt          For                            For

2.2    Re-elect Mr. Jan Rindbo as an Executive Director          Mgmt          For                            For

2.3    Re-elect Mr. Daniel R. Bradshaw as a Non-executive        Mgmt          For                            For
       Director

2.4    Re-elect Mr. Robert C. Nicholson as an Independent        Mgmt          For                            For
       Non-executive Director

2.5    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

3.     Re-appoint Messrs. PricewaterhouseCoopers, Certified      Mgmt          For                            For
       Public Accountants, as the Auditors of the
       Company and authorize the Board of Directors
       of the Company to fix their remuneration

4.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue or otherwise deal with new shares of
       USD 0.10 each in the capital of the Company
       [the Shares] or securities convertible into
       Shares or options, warrants or similar rights
       to subscribe for any Shares and to make or
       grant offers, agreements, options and warrants
       which would or might require the exercise of
       such powers, during and after the relevant
       period not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company,
       provided that any Shares to be allotted and
       issued pursuant to the approval of this resolution
       shall not be issued at a discount of more than
       10% to the Benchmarked Price of the Shares,
       otherwise than pursuant to a Rights Issue [as
       specified], the exercise of the subscription
       or conversion rights attaching to any warrants
       issued by the Company or the exercise of options
       granted under the Long Term Incentive Scheme
       of the Company or any scrip dividend providing
       for the allotment of Shares in lieu of the
       whole or part of a dividend on Shares; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Companies Act 1981
       of Bermuda or the Company's Bye-Laws to be
       held]

5.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       or repurchase shares of USD 0.10 each in the
       capital of the Company [the Shares] on The
       Stock Exchange of Hong Kong Limited [the Stock
       Exchange] or any other stock exchange on which
       the Shares may be listed and recognized by
       the Securities and Futures Commission of Hong
       Kong and Stock Exchange on share repurchases
       for such purposes, subject to and in accordance
       with all applicable laws and regulations, at
       such price as the Directors may at their discretion
       determine in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Companies Act 1981 of Bermuda
       or the Company's Bye-Laws to be held]

6.     Approve that the aggregate nominal amount of              Mgmt          For                            For
       share capital allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       of the Company pursuant to paragraph [b] of
       the ordinary resolution passed by Shareholders
       at a SGM of the Company held on 08 JUN 2005
       to satisfy Share Awards, shall during the relevant
       period not exceed 2% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the beginning of each such FY
       [being 34,946,202 shares as at 01 JAN 2009];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Companies Act
       1981 of Bermuda or the Company's Bye-Laws to
       be held]

S.7    Amend the Bye-laws of the Company, by deleting            Mgmt          For                            For
       the existing Bye-law 127[1] in its entirety
       and replacing it with the following new Bye-law
       127[1]: as specified




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC BRANDS LTD                                                                          Agenda Number:  701709771
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q7161J100
    Meeting Type:  AGM
    Meeting Date:  21-Oct-2008
          Ticker:
            ISIN:  AU000000PBG6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting    No vote
       for the FYE 30 JUN 2008 and the reports of
       the Directors and the Auditor

2.a    Re-elect Ms. Maureen Plavsic as a Director,               Mgmt          For                            For
       who retires in accordance with Rule 8.1(d)
       of the Company's Constitution

2.b    Re-elect Mr. Stephen Tierney as a Director,               Mgmt          For                            For
       who retires in accordance with Rule 8.1(d)
       of the Company's Constitution

2.c    Re-elect Mr. Andrew Cummins as a Director, who            Mgmt          For                            For
       retires in accordance with Rule 8.1(d) of the
       Company's Constitution

2.d    Elect Mr. James Mackenzie who was appointed               Mgmt          For                            For
       as a Director of the Company on 27 MAY 2008,
       retires under Rule 8.1(c) of the Company's
       Constitution

3.     Adopt the remuneration report as specified in             Mgmt          For                            For
       the annual report for the FYE 30 JUN 2008

4.     Approve, in accordance with Rule 8.3 of the               Mgmt          For                            For
       Company's Constitution, the maximum aggregate
       amount of remuneration that may be paid in
       any FY to the Company's Non-Executive Directors
       be increased by AUD 500,000 from AUD 1,000,000
       to a maximum sum of AUD 1,500,000 per year

5.     Approve the grant of 82,677 performance rights            Mgmt          For                            For
       under the Listing Rule 10.14 to Mrs. Sue Morphet,
       in accordance with the rule of the Pacific
       Brands Limited Performance Right Plan and on
       the terms as specified

6.     Approve the grant of 51,591 performance rights            Mgmt          For                            For
       under the Listing Rule 10.14 to Mr. Stephen
       Tierney, in accordance with the rules of the
       Pacific Brands Limited Performance Rights Plan
       and on the terms as specified

S.7    Adopt Rule 6 of the Company's Constitution and            Mgmt          For                            For
       inserted into the Constitution with immediate
       effect in the form as specified




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC CENTURY REGIONAL DEVELOPMENTS LTD                                                   Agenda Number:  701785973
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6600R138
    Meeting Type:  EGM
    Meeting Date:  29-Dec-2008
          Ticker:
            ISIN:  SG1J17886040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the privatization of PCCW Limited [PCCW]          Mgmt          For                            For
       by the Company's wholly-owned subsidiary, Starvest
       Limited [Starvest], and China Netcom Corporation
       [BVI] Limited [China Netcom BVI], an indirect
       wholly-owned subsidiary of China Network Communications
       Group Corporation, by way of a Scheme of Arrangement
       [the Scheme, which expression shall include
       any revised Scheme] pursuant to Section 166
       of the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] on the terms and conditions
       as specified by PCCW, Starvest and China Netcom
       BVI in relation to the Scheme [or on such other
       terms and conditions as the Directors of the
       Company may deem to be in the interests of
       the Company and its shareholders]; and authorize
       the Directors of the Company to complete and
       do all such acts and things [including executing
       all such documents as may be required in connection
       with the Scheme] as they or he may consider
       desirable, necessary or expedient in the interests
       of the Company to give full effect to this
       ordinary resolution and the Scheme




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC CENTURY REGIONAL DEVELOPMENTS LTD                                                   Agenda Number:  701800434
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6600R138
    Meeting Type:  EGM
    Meeting Date:  04-Feb-2009
          Ticker:
            ISIN:  SG1J17886040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the privatization of PCCW Limited [PCCW]          Mgmt          For                            For
       by the Company's wholly-owned subsidiary, Starvest
       Limited [Starvest], and China Netcom Corporation
       [BVI] Limited [China Netcom BVI], an indirect
       wholly-owned subsidiary of China United Network
       Communications Group Company Limited, by way
       of a Scheme of Arrangement [the Scheme, which
       expression shall include any revised Scheme]
       pursuant to Section 166 of the Companies Ordinance
       [Chapter 32 of the Laws of Hong Kong] on the
       terms and conditions as specified in Scheme
       document dated 06 DEC 2008, as supplemented
       by the supplemental scheme document dated 12
       JAN 2009, issued by, inter alia, PCCW, Starvest
       and China Netcom BVI in relation to the Revised
       Scheme [or on such other terms and conditions
       as the Directors of the Company may deem to
       be in the interests of the Company and its
       shareholders]; and authorize the Directors
       of the Company to complete and do all such
       acts and things [including executing all such
       documents as may be required in connection
       with the Revised Scheme] as they or he may
       consider desirable, necessary or expedient
       in the interests of the Company to give full
       effect to this ordinary resolution and the
       Revised Scheme




--------------------------------------------------------------------------------------------------------------------------
 PALADIN ENERGY LTD, SUBIACO WA                                                              Agenda Number:  701740727
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q7264T104
    Meeting Type:  OGM
    Meeting Date:  26-Nov-2008
          Ticker:
            ISIN:  AU000000PDN8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       To receive the financial report for the YE 30             Non-Voting    No vote
       JUN 2008, and the Directors' and the Auditors'
       reports thereon

1.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008

2.     Re-elect Mr. Sean Reveille Llewelyn as a Director         Mgmt          For                            For

3.     Approve, for the purposes of Listing Rule 10.17           Mgmt          For                            For
       and for all other purposes, to increase the
       maximum aggregate Directors' fees payable to
       the Non-Executive Directors from AUD 900,000
       per annum to AUD 1.2 million per annum

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PARKWAY HLDGS LTD                                                                           Agenda Number:  701868448
--------------------------------------------------------------------------------------------------------------------------
        Security:  V71793109
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  SG1R90002267
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and, if approved, to adopt the Director's         Mgmt          For                            For
       report and audited accounts for the YE 31 DEC
       2008 and the Auditor's report thereon

2.     Re-elect Mr. Ganendran Sarvananthan as a Director         Mgmt          For                            For
       of the Company, who retires pursuant to Article
       83 of the Articles of Association of the Company

3.A    Re-elect Mr. Alain Ahkong Chuen Fah as a Director         Mgmt          For                            For
       of the Company, who retires pursuant to Article
       97 of the Articles of Association of the Company

3.B    Re-elect Mr. Ashish Jaiprakash Shastry as a               Mgmt          Against                        Against
       Director of the Company, who retires pursuant
       to Article 97 of the Articles of Association
       of the Company

3.C    Re-elect Mr. Ho Kian Guan as a Director of the            Mgmt          For                            For
       Company, who retires pursuant to Article 97
       of the Articles of Association of the Company

4.     Re-appoint Messrs. KPMG LLP as the Auditors               Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.A    Authorize the Board of Directors of the Company,          Mgmt          Against                        Against
       subject to Section 161 of the Companies Act,
       Chapter 50 of Singapore, the Articles of Association
       of the Company, the approval of the relevant
       Stock Exchange and/or other governmental or
       regulatory bodies where such approval is necessary
       and compliance with the provision of the Listing
       Manual of Singapore Exchange Securities Trading
       Limited [the SGX-ST] [including any supplemental
       measure thereto from time to time]; a) to allot
       and issue shares in the Company [the Share]
       whether by way of rights, bonus or otherwise;
       and/or make or grant offers, agreements or
       options [collectively the instruments] that
       might or would required shares to be issued
       , including but not limited to the creation
       and issue of warrants, debentures or other
       instruments convertible into shares at any
       time to such person, upon such terms and condition
       and for such purposes as the Directors may
       be deem fit; and b) [notwithstanding that the
       authority conferred by this resolution may
       have ceased to be in force] to issue additional
       instruments as adjustments in accordance with
       the terms and conditions of the instruments
       made or granted by the Directors while this
       resolution was in force; and to issue shares
       in pursuance of any instruments made or granted
       by the Directors while this resolution was
       in force or such additional instruments above,
       provided always that: i) [except in respect
       of a pro rate renounce able rights issue],
       the aggregate number of shares to be issued
       pursuant to this resolution [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this resolution] does
       not exceed 50% of the total issued shares excluding
       treasury shares at the time of the passing
       of this resolution [as calculated in accordance
       with subparagraph below ], of which the aggregate
       number of shares issued other than on a pro
       rata basis to existing shareholders [including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this resolution]
       does not exceed 20% of the Company's total
       issued shares excluding treasury shares [as
       calculated in accordance with subparagraph
       below]; ii) [subject to such manner of calculation
       as prescribed by the SGX-ST] for the purpose
       of determining the aggregate number of shares
       that may be issued under sub-paragraph (i),
       the percentage of the issued share is based
       on the Company's total issued share excluding
       treasury shares at the time of passing of this
       resolution after adjusting for: i) new shares
       arising from the conversion or exercise of
       convertible securities; ii) new shares arising
       from the exercise of share options or vesting
       of share awards outstanding or subsisting at
       the time of the passing of this resolution,
       provided the options or awards were granted
       in compliance with Part VIII of Chapter 8 of
       the SGX-ST Listing Manual; and iii) any subsequent
       bound issue, consolidation or subdivision of
       shares; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held]

5.B    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to issue and allot from time to time such number
       of shares as may be required to be issued pursuant
       to the exercise of options granted while the
       authority conferred by this resolution is in
       force, under the Parkway Share Option Scheme
       2001 [Parkway Scheme 2001] and/or the vesting
       of awards granted while the authority conferred
       by this resolution is in force, under the Parkway
       Performance Share Plan [Share Plan] [notwithstanding
       that the authority conferred by this resolution
       may have ceased to be in force] provided always
       that the aggregate number of shares to be issued
       and allotted pursuant to the Parkway Scheme
       2001 and the Share Plan does not exceed 15%
       of the total number of issued ordinary shares
       of the Company from time to time

5.C    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Act], to purchase or otherwise acquire issued
       ordinary shares of the Company [the Shares]
       not exceeding in aggregate prescribed limit
       [10% of the total number of issued ordinary
       shares of the Company as at the date of the
       passing of this resolution], at such price
       or prices as may be determined by the Directors
       from time to time up to the maximum price [not
       exceeding: in the case of an on-market share
       purchase, 105% of the average closing price;
       and in the case of an off-market share purchase,
       120% of the average closing price], whether
       by way of: i) on-market purchases [each an
       On-Market Share Purchase] on the SGX-ST; and/or
       ii) off-market purchases [each an Off-Market
       Share Purchase] effected in accordance with
       any equal access scheme[s] as may be determined
       or formulated by the Directors as they may
       consider fit, which scheme[s] shall satisfy
       all the conditions prescribed by the Act; and
       otherwise approve in accordance with all other
       laws and regulations and rules of the SGX-ST
       as may for the time being be applicable [the
       Share Purchase]; and [Authority expires the
       earlier of the date on which the next AGM of
       the Company is held or the date by which the
       next AGM of the Company is required by law
       to be held or the date on which the purchase
       of Shares by the Company pursuant to the Share
       Purchase Mandate is carried out to the full
       extent mandated]; to complete and do all such
       acts and things as they and/or he may consider
       necessary, desirable, expedient, incidental
       or in the interests of the Company to give
       effect to the transactions contemplated and/or
       authorized by this Resolution

6.     Transact any business                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PARKWAY HLDGS LTD                                                                           Agenda Number:  701868450
--------------------------------------------------------------------------------------------------------------------------
        Security:  V71793109
    Meeting Type:  EGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  SG1R90002267
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual for the Company, its subsidiaries
       and associated Companies, or any of them, to
       enter into any of the transactions falling
       within the types of Interested Person Transactions
       as specified with the interested person, provided
       that such transactions are made on normal commercial
       terms and in accordance with the review procedures
       for Interested Person Transactions as specified
       [the IPT Mandate]; the IPT Mandate [Authority
       expire at the conclusion of next AHM of the
       Company is held or is required by law to be
       held]; and authorize the Directors to take
       such steps, approve all matters and enter into
       all such transactions, arrangements and agreements
       and execute all such documents and notices
       as may be necessary or expedient for the purposes
       of giving effect to the IPT Mandate as such
       Directors or any of them may deem fir or expedient
       or to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 PERPETUAL LTD, SYDNEY NSW                                                                   Agenda Number:  701710217
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q9239H108
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2008
          Ticker:
            ISIN:  AU000000PPT9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Ms. Meredith Brooks as a Director                   Mgmt          For                            For

2.     Elect Mr. Peter Scott as a Director                       Mgmt          For                            For

3.     Elect Mr. Philip Twyman as a Director                     Mgmt          For                            For

4.     Elect Mr. Alexander Stevens as a Director                 Mgmt          For                            For

5.     Approve the remuneration report for the FYE               Mgmt          For                            For
       30 JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 PRIMARY HEALTH CARE LTD                                                                     Agenda Number:  701738936
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q77519108
    Meeting Type:  AGM
    Meeting Date:  28-Nov-2008
          Ticker:
            ISIN:  AU000000PRY5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial report, the               Non-Voting    No vote
       Directors' Report and the Auditor's Report
       for the YE 30 JUN 2008

2.     Adopt the Remuneration Report for the YE 30               Mgmt          Against                        Against
       JUN 2008

3.     Re-elect Mr. Brian Ball as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with the Constitution
       of the Company

4.     Re-elect Dr. Michael Joseph Christie as a Director,       Mgmt          For                            For
       who retires by rotation in accordance with
       the Constitution of the Company




--------------------------------------------------------------------------------------------------------------------------
 PUBLIC FINANCIAL HOLDINGS LTD                                                               Agenda Number:  701801195
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7297B105
    Meeting Type:  AGM
    Meeting Date:  23-Feb-2009
          Ticker:
            ISIN:  BMG7297B1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.i    Re-elect Tan Sri Dato' Sri Dr. Teh Hong Piow              Mgmt          Against                        Against
       as a Director

2.ii   Re-elect Tan Sri Dato' Sri Tay Ah Lek as a Director       Mgmt          Against                        Against

2.iii  Re-elect Mr. Lee Chin Guan as a Director                  Mgmt          For                            For

2.iv   Re-elect Mr. Quah Poh Keat as a Director                  Mgmt          For                            For

2.v    Re-elect Mr. Chong Yam Kiang as a Director                Mgmt          Against                        Against

2.vi   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

3.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

4.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements or options which would or
       might require of such powers, subject to and
       in accordance with all applicable laws, during
       and after the relevant period not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company, otherwise
       than pursuant to: i) a rights issue; or ii)
       the exercise of warrants if any to subscribe
       for shares of the Company or the exercise of
       options granted under any share option scheme
       adopted by the Company; or iii) an issue of
       shares of the Company in lieu of the whole
       or part of a dividend on shares of the Company
       in accordance with the Company's bye-laws;
       or iv) an issue of shares made pro rata to
       holders of shares in the company on a fixed
       record date; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable law or the bye-laws of the Company
       to be held]

5.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares of HKD 0.10 each in the capital of the
       Company on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange], subject to and
       in accordance with all applicable laws and
       the requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by any applicable law or
       the bye-laws of the Company to be held]

6.     Approve, subject to the passing of Ordinary               Mgmt          For                            For
       Resolutions 4 and 5, to extend the general
       mandate granted to the Directors of the Company
       to exercise the powers of the Company to allot
       shares, by the additions to the aggregate nominal
       amount of share capital which may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to such general mandate of an amount
       representing the aggregate nominal amount of
       shares in the Company repurchased by the Company
       under the authority granted pursuant to Ordinary
       Resolution 5, provided that such amount shall
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 PYI CORPORATION LTD                                                                         Agenda Number:  701673825
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7304P105
    Meeting Type:  AGM
    Meeting Date:  05-Sep-2008
          Ticker:
            ISIN:  BMG7304P1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 MAR 2008

2.     Declare and approve the final dividend for the            Mgmt          For                            For
       YE 31 MAR 2008 such final dividend to be satisfied
       in full by the issue of warrants referred to
       in resolution 5(A), as specified

3.A.I  Re-elect Dr. Chow Ming Kuen, Joseph as a Director         Mgmt          For                            For

3.AII  Re-elect Mr. Kwok Shiu Keung, Ernest as a Director        Mgmt          For                            For

3AIII  Re-elect Mr. Leung Po Wing, Bowen Joseph as               Mgmt          For                            For
       a Director

3.B    Approve to fix the Directors' remuneration                Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Board           Mgmt          Against                        Against
       of Directors to fix their remuneration

5.A.I  Approve, subject to and conditional upon (i)              Mgmt          For                            For
       the final dividend for the year ended 31 MAR
       2008 to be satisfied in full by the issue of
       warrants, as specified; and (ii) upon the listing
       Committee of The Stock Exchange of Hong Kong
       limited granting listing of and permission
       to deal in the Warrants [as specified] and
       new Shares [as specified] which may fall to
       be issued upon the exercise of subscription
       rights attached to the Warrants: i) the creation
       and issue of warrants [Warrants] conferring
       rights on holders thereof to subscribe up to
       HKD 251,398,919 in aggregate [or such other
       amount as may be determined by reference to
       the then total number of issued PYI Shares
       [as specified] as at the Record Date (as defined
       below)] for shares in the Company of HKD 0.10
       each [Shares] at an initial subscription price
       of HKD 1.00 per Share, subject to anti-dilutive
       adjustment, at any time from the date of issue
       [expected to be 26 SEP 2008] to the date immediately
       preceding the date falling on the first anniversary
       of the date of issue of the Warrants [expected
       to be 25 SEP 2009] both days inclusive [or
       such other date provided in the instrument
       constituting the Warrants [Warrant Instrument]
       [a final draft of which is tabled to this meeting
       and marked A for the purpose of identification]
       upon the terms and conditions of the Warrant
       Instrument to be executed by way of deed poll
       by the Company in the proportion of 1 Warrant
       for every 6 Shares to holders of Shares [PYI
       Shareholders] whose names appear on the register
       of members of the Company at the close of business
       on 18 SEP 2008 [or such other date as may be
       determined by the Board of Directors of the
       Company] [Record Date] other than those Shareholders
       whose addresses at the close of business on
       the Record Date are outside Hong Kong [Overseas
       Shareholders] and who are excluded from entitling
       the Warrants for the reason that the Board,
       upon making enquiry consider such exclusion
       to be necessary or expedient on account either
       of the legal restrictions under the laws of
       the relevant places or the requirements of
       the relevant regulatory body or stock exchange
       in those places [Excluded Shareholders] and
       such other terms and conditions as may be determined
       by the Directors of the Company [Directors]
       provided that (i) fractional entitlements to
       the Warrants be aggregated and sold [if a net
       premium in excess of all expenses could be
       obtained] for the benefit of the Company; and
       (ii) no Warrants shall be offered to Excluded
       Shareholders and the Warrants which would otherwise
       have been offered to them shall be sold if
       a net premium in excess of all expenses of
       sale is obtained and to the extent that such
       Warrants can be sold, the net proceeds of such
       sale [after deducting the expenses of sale,
       if any] be distributed to the Excluded Shareholders
       pro rata to their holding of Shares at the
       close of business on the Record Date provided
       further that individual amounts of HKD 100
       or less shall be retained for the benefit of
       the Company]

5.AII  Authorize the Directors to (i) issue and allot            Mgmt          For                            For
       the Warrants; (ii) issue and allot to holders
       of the Warrants upon the due exercise of subscription
       rights attached to the Warrants the appropriate
       number of new Shares; and (iii) to do all such
       acts and things as they may, in their absolute
       discretion, consider necessary, desirable or
       expedient to effect, implement and complete
       any or all other transactions contemplated
       in this resolution

5.B    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including warrants,
       bonds and debentures convertible into shares
       of the Company] which would or might require
       the exercise of such powers, subject to and
       in accordance with all applicable Laws and
       the Bye-Laws of the Company during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the share capital
       of the Company; otherwise than pursuant to
       a rights issue [as hereinafter defined] or
       an issue of shares of the Company under the
       Share Option Scheme of the Company or an issue
       of shares upon exercise of subscription rights
       attached to warrants which may be issued by
       the Company or an issue of shares of the Company
       by way of any scrip dividend pursuant to Bye-Laws
       of the Company from time to time ; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       meeting is required by the Company's Bye-Laws
       or any applicable Laws of Bermuda to be held]

5.C    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares of the Company during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or any other stock
       exchange on which the securities of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable Laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or any other stock exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the meeting is
       required by the Company's Bye-laws or any applicable
       Laws of Bermuda to be held]

5.D    Approve, conditional upon the Resolutions 5B              Mgmt          For                            For
       and 5C, the aggregate nominal amount of the
       issued shares in the capital of the Company
       which are repurchased by the Company under
       the authority granted to the Directors of the
       Company pursuant to and in accordance with
       the said Resolution 5C to add the aggregate
       nominal amount of the share capital that may
       be allotted, issued or dealt with or agreed
       conditionally or unconditionally to be allotted,
       issued and dealt with by the directors of the
       Company pursuant to and in accordance with
       the Resolution 5B

5.E    Approve, subject to and conditional upon the              Mgmt          For                            For
       Listing Committee of The Stock Exchange of
       Hong Kong Limited granting listing of and permission
       to deal in the shares of HKD 0.10 each in the
       capital of the Company [10% of the shares of
       the Company] which may be issued pursuant to
       the exercise of options granted under the Company's
       share option scheme adopted on 27 AUG 2002
       [the Scheme], the refreshment of the scheme
       limit in respect of the grant of options to
       subscribe for ordinary shares in the Company
       under the Scheme, provided that the total number
       of ordinary shares which may be allotted or
       issued pursuant to the grant or exercise of
       options under the Scheme [excluding options
       previously granted, outstanding, cancelled,
       lapsed or exercised under the Scheme], not
       exceeding 10% of the issued shares of the Company
       [the Refreshed Mandate Limit]; and authorize
       the Directors of the Company to grant options
       under the scheme up to the Refreshed Mandate
       Limit, to allot, issue and deal with ordinary
       shares of the Company pursuant to the exercise
       of such options and to do such acts and execute
       such documents for or incidental to such purpose

5.F    Approve the refreshment of the scheme limit               Mgmt          For                            For
       on grant of options under the share option
       scheme adopted by Paul Y. Engineering Group
       Limited [Paul Y. Engineering, the Company's
       subsidiary] on 07 SEP 2005 up to 10% of the
       shares of Paul Y. Engineering for approving
       such refreshing by the shareholders of Paul
       Y. Engineering

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 RAMSAY HEALTH CARE LTD RHC                                                                  Agenda Number:  701734851
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q7982Y104
    Meeting Type:  AGM
    Meeting Date:  25-Nov-2008
          Ticker:
            ISIN:  AU000000RHC8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial report of              Non-Voting    No vote
       the Company and its controlled entities and
       the reports of the Directors and the Auditors
       for the FYE 30 JUN 2008

2.     Adopt the remuneration report, which forms part           Mgmt          Against                        Against
       of the Directors' report for the YE 30 JUN
       2008

3.1    Re-elect Mr. Roderick Hamilton McGeoch as a               Mgmt          For                            For
       Non-Executive Director of the Company, who
       retires in accordance with Clause 44 of the
       Constitution

3.2    Re-elect Mr. Kerry Chisholm Dart Roxburgh as              Mgmt          For                            For
       a Non-Executive Director of the Company, who
       retires in accordance with Clause 44 of the
       Constitution

3.3    Elect Mr. Ian Patrick Stewart Grier as a Non-Executive    Mgmt          For                            For
       Director of the Company, who retires in accordance
       with Clause 43.2 of the Constitution

3.4    Elect Mr. Christopher Paul Rex as an Executive            Mgmt          For                            For
       Director of the Company, who retires in accordance
       with Clause 43.2 of the Constitution




--------------------------------------------------------------------------------------------------------------------------
 REGAL HOTELS INTERNATIONAL HOLDINGS LTD                                                     Agenda Number:  701721652
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7475M121
    Meeting Type:  SGM
    Meeting Date:  22-Oct-2008
          Ticker:
            ISIN:  BMG7475M1212
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to and conditional upon the              Mgmt          For                            For
       granting by the Listing Committee of the Stock
       Exchange of Hong Kong Limited of the listing
       of, and permission to deal in, the Consolidated
       Shares: every 10 existing issued and unissued
       ordinary shares of par value HKD 0.01 each
       in the share capital of the Company be consolidated
       into 1 ordinary share of par value HKD 0.10
       [Consolidated Share] and such consolidation
       shall take effect on the next business day,
       being any day [other than Saturday, Sunday
       or public holiday] on which licensed banks
       in Hong Kong are generally open for business
       throughout their normal business hours, immediately
       following the date on which this resolution
       is passed; the consolidated shares shall rank
       pari passu in all respects with each other
       in accordance with the Memorandum of Association
       and by-laws of the Company; all fractional
       consolidated shares will be disregarded and
       not be issued to the holders of the existing
       ordinary shares of the Company but all fractional
       consolidated shares will be aggregated and,
       if possible, sold for the benefit of the Company;
       and authorize the Directors of the Company
       to do all such acts and things and execute
       all such documents, including under the seal
       of the Company, where applicable, as they consider
       necessary or expedient to implement and give
       effect to the arrangements as set out in this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 ROAD KING INFRASTRUCTURE LTD                                                                Agenda Number:  701916174
--------------------------------------------------------------------------------------------------------------------------
        Security:  G76058109
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  BMG760581097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditor
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.i    Re-elect Mr. Zen Wei Pao, William as a Director           Mgmt          Against                        Against

3.ii   Re-elect Mr. Ko Yuk Bing as a Director                    Mgmt          For                            For

3.iii  Re-elect Mr. Zen Wei Peu, Derek as a Director             Mgmt          For                            For

3.iv   Re-elect Mr. Chow Shiu Kee, Stephen as a Director         Mgmt          For                            For

3.v    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor of the Company and authorize
       the Board of Directors to fix their remuneration

5.A    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options, including bonds, warrants
       and debentures convertible into shares of the
       Company during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company
       at the time of passing of this resolution and
       the said approval shall be limited accordingly;
       otherwise than pursuant to: i) a rights issue;
       or ii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the Directors and/or Employees of
       the Company and/or any of its subsidiaries
       of options or rights to subscribe for shares
       in the Company; or iii) any scrip dividend
       scheme or similar arrangement providing for
       the allotment of shares in the Company in lieu
       of the whole or part of a dividend pursuant
       to the Bye-laws of the Company from time to
       time; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company is required by the
       Bye-Laws of the Company or any applicable laws
       to be held]

5.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares subject to and in accordance
       with all applicable laws and the requirements
       of the Rule Governing the Listings of Securities
       on the Stock Exchange of Hong Kong Limited,
       during the relevant period, not exceeding 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the time of
       passing of this resolution and the said approval
       shall be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable laws to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5A and 5B, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       the additional ordinary shares pursuant to
       Resolution 5A, extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of the shares of the Company repurchased
       by the Company under the authority granted
       pursuant to Ordinary Resolution 5B, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution

S.6.A  Amend Bye-Law 1, Bye-Law 2, Bye-Law 6, Bye-Law            Mgmt          For                            For
       10, Bye-Law 44, Bye-Law 59, Bye-Law 66, Bye-Law
       67, Bye-Law 68, Bye-Law 69, Bye-Law 70, Bye-Law
       73, Bye-Law 75, Bye-Law 80, Bye-Law 81, Bye-Law
       84, Bye-Law 86, Bye-Law 87, Bye-Law 120, Bye-Law
       122, Bye-Law 127, Bye-Law 154, Bye-Law 157
       and Bye-Law 160 of the Company, as specified

S.6.B  Approve and adopt, the new Bye-Laws, incorporating        Mgmt          For                            For
       and consolidating all the amendments referred
       to in Resolution 6.A specified in the notice
       of this meeting and all previous amendments
       to the Bye-Laws of the Company approved by
       the Company in compliance with applicable Laws,
       as specified, as the Bye-laws of the Company
       in substitution for and to the exclusion of
       the existing Bye-laws of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SEMBCORP MARINE LTD                                                                         Agenda Number:  701878475
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8231K102
    Meeting Type:  EGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  SG1H97877952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual [Chapter 9] of the SGX-ST, for
       the Company, its subsidiaries and associated
       Companies that are entities at risk [as that
       term is used in Chapter 9], or any of them,
       to enter into any of the transactions falling
       within the types of interested person transactions
       as specified; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the IPT Mandate and/or this
       resolution; [Authority expires until the conclusion
       of the next AGM of the Company]; to complete
       and do all such acts and things [including
       executing all such documents as may be required]
       as they may consider expedient or necessary
       or in the interests of the Company to give
       effect to the IPT Mandate and/or this resolution

2.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire issued ordinary
       shares each fully paid in the capital of the
       Company [Shares] not exceeding in aggregate
       the maximum limit [the number of issued shares
       representing 10% of the total number of issued
       shares as at the date of the passing of this
       resolution excluding any shares which are held
       as treasury shares as at that date] at such
       price or prices as may be determined by the
       Directors from time to time up to the maximum
       price [in relation to a share to be purchased
       or acquired, means the purchase price (excluding
       brokerage, commission, applicable goods and
       services tax and other related expenses) which
       shall not exceed: in the case of a market purchase
       of a share, 105% of the average closing price
       of the share; and in the case of an off-market
       purchase of a share pursuant to an equal access
       scheme, 110% of the average closing price of
       the shares] whether by way of: market purchase[s]
       on the SGX-ST and/or any other securities exchange
       on which the Shares may for the time being
       be listed and quoted [Other Exchange]; and/or
       off-market purchase[s] [if effected otherwise
       than on the SGX-ST or, as the case may be,
       the Other Exchange] in accordance with any
       equal access scheme[s] as may be determined
       or formulated by the Directors as they consider
       fit, which scheme[s] shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       as may for the time being be applicable, unconditionally
       [authority expires the earlier of the next
       AGM of the Company or the date by which the
       next AGM of the Company is required by law
       to be held]; to complete and do all such acts
       and things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution




--------------------------------------------------------------------------------------------------------------------------
 SEMBCORP MARINE LTD                                                                         Agenda Number:  701879162
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8231K102
    Meeting Type:  AGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  SG1H97877952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts for the YE 31 DEC 2008
       and the Auditors report thereon

2.     Declare a final 1-tier tax exempt dividend of             Mgmt          For                            For
       6 cents per ordinary share for the YE 31 DEC
       2008

3.     Re-elect Mr. Goh Geok Ling as a Director, who             Mgmt          Against                        Against
       retires by rotation pursuant to Article 91
       of the Company's Article of Association

4.     Re-elect Mr. Tan Pheng Hock as a Director, who            Mgmt          Against                        Against
       retires by rotation pursuant to Article 91
       of the Company's Article of Association

5.     Re-elect Mr. Ajaib Haridass as a Director, who            Mgmt          Against                        Against
       retires by rotation pursuant to Article 91
       of the Company's Article of Association

6.     Re-elect Mr. Lim Ah Doo [Independent, Chairman            Mgmt          For                            For
       of Audit Committee] who will cease to hold
       office pursuant to Article 97 of the Company's
       Articles of Association

7.     Re-appoint Mr. Tan Kwi Kin as a Director, who             Mgmt          Against                        Against
       retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold the date of this AGM
       until the next AGM

8.     Re-appoint Mr. Richard Hale, OBE as a Director,           Mgmt          Against                        Against
       who retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold the date of this AGM
       until the next AGM

9.     Approve the sum of SGD 1,066,649 as the Directors'        Mgmt          For                            For
       fees for the YE 31 DEC 2008

10.    Re-appoint KPMG LLP as the Auditors of the Company        Mgmt          For                            For
       and authorize the Directors to fix their remuneration

11.    Authorize the Directors of the Company to: a)             Mgmt          Against                        Against
       i) issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrant,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such purposes and to such persons as the Directors
       may in their absolute discretion deem fit;
       and b) [notwithstanding the authority conferred
       by this Resolution may have ceased to be in
       force] issue shares in pursuance of any instrument
       made or granted by the Directors while this
       Resolution was in force, provided that: 1)
       the aggregate number of shares to be issued
       pursuant to this Resolution [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this Resolution]: A)
       by way of renounceable rights issues on a pro
       rata basis to shareholders of the Company [Renounceable
       Rights Issues] shall not exceed 100% of the
       total number of issued shares in the capital
       of the Company excluding treasury shares[as
       calculated in accordance with Paragraph (3)
       below]; and B) otherwise that by way of Renounceable
       Rights Issues [Other Shares Issues] shall not
       exceed 50% of the total number of issued shares
       in the capital of the Company excluding treasury
       shares[as calculated in accordance with Paragraph
       (3) below], of which the aggregate number of
       shares to be issued other than on a pro rata
       basis to shareholders of the Company shall
       not exceed 10% of the total number of issued
       shares in the capital of the Company excluding
       treasure shares [as calculated in accordance
       with Paragraph (3) below]; 2) the Renounceable
       Rights Issues and Other Shares Issues shall
       not, in aggregate, exceed 100% of the total
       number of issued shares in the capital of the
       Company excluding treasury shares [as calculated
       in accordance with Paragraph (3) below]; 3)
       [subject to such manner of calculation as may
       be prescribed by the Singapore Exchange Securities
       Trading Limited [SGX-ST] for the purpose of
       determining the aggregate number of shares
       that may be issued under Paragraph (1)(A) and
       (1)(B) above, the percentage of issued shares
       shall be based on the total number of issued
       shares in the capital of the Company [excluding
       treasury shares] at the time this Resolution
       is passed, after adjusting for: i) new shares
       arising from the conversion or exercise of
       any convertible Securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this Resolution is
       passed; and ii) any subsequent bonus issue
       or consolidation or subdivision of shares;
       4) in exercising the authority conferred by
       this resolution, the Company shall comply with
       the provisions of the Listing Manual of the
       SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required by law to be
       held]

12.    Authorize the Directors to: a) grant awards               Mgmt          Against                        Against
       in accordance with the provisions of the Sembcorp
       Marine Performance Share Plan [the Performance
       Share Plans] [the Performance Share Plan and
       the Restricted Stock Plan, together the Share
       Planes]; and b) allot and issue from time to
       time such number of ordinary shares in the
       capital of the Company as may be required to
       be issued pursuant to the exercise of options
       granted under the Sembcorp Marine Share Option
       Plan and/or the vesting of awards granted under
       Share Plane, provided that: i) the aggregate
       numbers of new ordinary shares to be issued
       pursuant to the exercise of options granted
       under the Sembcorp Marine Share Option Plan
       and the vesting of awards granted or to be
       granted under the Share Plans shall not exceed
       15% of the total number of issued shares in
       the capital of the Company [excluding treasury
       shares] from time to time; and ii) the aggregate
       number of new ordinary shares under awards
       to be granted pursuant to the Share Plans shall
       not exceed 2% of the total number of issued
       shares in the capital of the Company [excluding
       treasury shares] from time to time; [Authority
       expires the earlier of the date of this AGM
       of the Company and ending on the date of the
       next AGM of the Company other date by which
       the next AGM of the Company is required by
       law to be held]

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SEVEN NETWORK LTD                                                                           Agenda Number:  701677847
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8461W106
    Meeting Type:  EGM
    Meeting Date:  10-Sep-2008
          Ticker:
            ISIN:  AU000000SEV3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Members of the Company, in accordance       Mgmt          For                            For
       with the Section 257C of the Corporations Act
       2001 and approve: a) the Company to undertake
       on-market buy-backs of its ordinary shares
       under buy-back Agreements on the terms as specified;
       b) each Agreement entered on those terms during
       the 12 months commencing on the date of this
       resolution to the extent that: 1) approval
       of such buy-back agreements is required under
       the Section 257C of the Corporations Act; and
       2) the number of shares bought back under such
       Agreement does not exceed 40,000,000; this
       authorization and approval is in addition to
       any further shares that the Company may buy
       back under the buy-back announced on 21 AUG
       2007




--------------------------------------------------------------------------------------------------------------------------
 SEVEN NETWORK LTD                                                                           Agenda Number:  701725395
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8461W106
    Meeting Type:  AGM
    Meeting Date:  10-Nov-2008
          Ticker:
            ISIN:  AU000000SEV3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the statements of financial          Non-Voting    No vote
       performance and the financial position of the
       Company and the consolidated financial statements
       of the Company and the entities it controlled
       for the FYE 28 JUN 2008, together with the
       statements and the reports of the Directors
       and the Auditors attached to the financial
       statements

2.     Adopt the remuneration report of the Company              Mgmt          Against                        Against
       for the FYE 28 JUN 2008

3.     Re-elect Mr. Bruce Ian McWilliam as a Director,           Mgmt          For                            For
       who retires by rotation in accordance with
       Article 11.3 of the Company's Constitution

4.     Re-elect Mr. Peter David Ritchie AO as a Director,        Mgmt          For                            For
       who retires by rotation in accordance with
       Article 11.3 of the Company's Constitution

5.     Authorize the Company, if in the 12 months following      Mgmt          For                            For
       the date of this AGM, the circumstances in
       the deadlock breaking mechanism as specified
       in the Investment Deed to accept an offer to
       sell all of the securities in Seven Media Group
       Pty Limited and SMG Finco Pty Limited [together,
       the Relevant Securities] which are held by
       the Company, if such an offer is made by the
       KKR-affiliated entity Pleiades Media International
       ULC [or any of its permitted assigns or any
       other person who becomes at any time an Investor
       for the purposes of the Investment Deed] [together,
       the Investor] or to sell all of the Relevant
       Securities held by the Company pursuant to
       the other Investor's call option over those
       Relevant Securities, if circumstances exist
       such that call option becomes exercisable [whether
       those circumstances come to exist because the
       deadlock breaking mechanism as specified has
       been initiated by the Other Investor because
       the deadlock breaking mechanism has been initiated
       by the Company]

S.6    Amend the Company constitution by the deletion            Mgmt          For                            For
       of Article 11.10




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI INDL HLDGS LTD                                                                     Agenda Number:  701682874
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7683K107
    Meeting Type:  EGM
    Meeting Date:  08-Sep-2008
          Ticker:
            ISIN:  HK0363006039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the conditional sale and               Mgmt          For                            For
       purchase agreement dated 21JUL 2008 (as amended
       by a supplemental agreement dated 05 AUG 2008,
       together the "Hotel Acquisition Agreements"),
       made between South Pacific Hotel Holdings Limited,
       the Company and Shanghai Industrial Investment
       (Holdings) Company Limited ("SIIC") in relation
       to the acquisition by the Company of the Good
       Cheer Sale Share (as specified) and the Good
       Cheer Sale Loans (as defined and described
       in the Circular) for a consideration of HKD
       1,350,000,000 pursuant to the Hotel Acquisition
       Agreements, upon the terms and subject to the
       conditions therein contained, and all transactions
       contemplated thereunder and in connection therewith
       and any other ancillary documents; and authorize
       the Directors of the Company to sign, seal,
       execute, perfect, perform and deliver all such
       agreements, instruments, documents and deeds,
       and do all such acts, matters and things and
       take all such steps as they may in their discretion
       consider necessary, desirable or expedient
       to implement and/or to give effect to the Hotel
       Acquisition Agreements as they may in their
       discretion consider to be desirable and in
       the interests of the Company

2.     Approve and ratify the conditional sale and               Mgmt          For                            For
       purchase agreement dated 21 JUL 2008 (as amended
       by a supplemental agreement dated 05 AUG 2008,
       together the "Road Bridge Acquisition Agreements"),
       made between SIIC CM Development Limited, S.I.
       Infrastructure Holdings Limited and SIIC in
       relation to the acquisition by the Company
       of the Hu-Hang Sale Share and the Hu-Hang Sale
       Loan (both as defined and described in the
       Circular) for a consideration of HKD 4,196,312,000
       pursuant to the Road Bridge Acquisition Agreements,
       upon the terms and subject to the conditions
       therein contained, and all transactions contemplated
       thereunder and in connection therewith and
       any other ancillary documents and authorize
       the Directors of the Company to sign, seal,
       execute, perfect, perform and deliver all such
       agreements, instruments, documents and deeds,
       and do all such acts, matters and things and
       take all such steps as they may in their discretion
       consider necessary, desirable or expedient
       to implement and/or to give effect to the Road
       Bridge Acquisition Agreements as they may in
       their discretion consider to be desirable and
       in the interests of the Company




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  701682533
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8063F106
    Meeting Type:  SGM
    Meeting Date:  10-Sep-2008
          Ticker:
            ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Master Joint Venture               Mgmt          For                            For
       Agreement [a copy of which has been produced
       to this meeting marked 'A' and signed by the
       Chairman hereof for the purpose of identification]
       and the transactions contemplated there under;
       authorize the Board of Directors of the Company
       to take all such actions as it considers necessary
       or desirable to implement and give effect to
       the Master Joint Venture Agreement and the
       transactions contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE AND CONSERVATIVE CUT-OFF
       DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  701773485
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8063F106
    Meeting Type:  SGM
    Meeting Date:  17-Dec-2008
          Ticker:
            ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

1.     Approve and ratify the Supplemental Agreement             Mgmt          For                            For
       [as specified] and the transactions contemplated
       there under; and authorize the Board of Directors
       of the Company to take all such actions as
       it considers necessary or desirable to implement
       and give effect to the Supplemental Agreement
       and the transactions contemplated there under,
       for the purposes of this resolution, the term
       Supplemental Agreement shall have the same
       definition as specified in the circular to
       the shareholders of the Company dated 25 NOV
       2008

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHIMAO PROPERTY HOLDINGS LIMITED                                                            Agenda Number:  701665652
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81043104
    Meeting Type:  EGM
    Meeting Date:  11-Aug-2008
          Ticker:
            ISIN:  KYG810431042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Mandate Agreement as specified and            Mgmt          For                            For
       authorize the Directors of the Company to do
       such things as they may consider necessary
       to give effect to such transaction; approve
       and ratify the annual cap for the advisory
       fees or underwriting commission payable by
       the Company to Morgan Stanley [as defined in
       the Circular] in respect of any engagement
       of Morgan Stanley for a transaction set out
       in the mandate agreement as specified; the
       provision of any uncapped indemnity by the
       Company to Morgan Stanley indemnity by the
       Company to Morgan Stanley in respect of any
       engagement of Morgan Stanley for a transation
       as specified




--------------------------------------------------------------------------------------------------------------------------
 SHUI ON LD LTD                                                                              Agenda Number:  701794388
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81151113
    Meeting Type:  EGM
    Meeting Date:  21-Jan-2009
          Ticker:
            ISIN:  KYG811511131
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTIONS
       1 TO 3. THANK YOU.

1.     Approve and ratify, the Supplemental Agreement            Mgmt          For                            For
       [as specified] and the continuing connected
       transactions contemplated thereunder; approve
       the new Chapter [as specified] for the 3 FYE
       31 DEC 2011 and authorize the Directors of
       the Company [Director(s)] to do all such further
       acts and things and execute such further documents
       and take all steps which in his/their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the Supplemental
       Agreement and all other transactions contemplated
       thereunder with any changes as such Director(s)
       may consider necessary, desirable or expedient

2.     Re-elect Mr. Louis H.W. WONG as a Director                Mgmt          Against                        Against

3.     Re-elect Mr. Aloysius T.S. LEE as a Director              Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SIA ENGINEERING COMPANY LTD                                                                 Agenda Number:  701637021
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y78599100
    Meeting Type:  AGM
    Meeting Date:  18-Jul-2008
          Ticker:
            ISIN:  SG1I53882771
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited financial statements for the YE 31
       MAR 2008 and the Auditors' report thereon

2.     Declare a final tax exempt [one tier] dividend            Mgmt          For                            For
       of 16 cents per ordinary share for the YE 31
       MAR 2008

3.1    Re-elect, pursuant to Article 84 of the Company's         Mgmt          For                            For
       Articles of Association, Mr. Chew Choon Seng
       as a Director, who retires by rotation pursuant
       to Article 83 of the Company's Articles of
       Association

3.2    Re-elect, pursuant to Article 84 of the Company's         Mgmt          For                            For
       Articles of Association, Mr. Koh Kheng Siong
       as a Director, who retires by rotation pursuant
       to Article 83 of the Company's Articles of
       Association

4.1    Re-elect Mr. Ron Foo Siang Guan as a Director,            Mgmt          For                            For
       who retires pursuant to Article 90 of the Company's
       Articles of Association

4.2    Re-elect Mr. Lim Joo Boon as a Director, who              Mgmt          Against                        Against
       retires pursuant to Article 90 of the Company's
       Articles of Association

4.3    Re-elect Mr. Oo Soon Hee as a Director, who               Mgmt          For                            For
       retires pursuant to Article 90 of the Company's
       Articles of Association

5.     Appoint Mr. Ng Chin Hwee as a Director pursuant           Mgmt          For                            For
       to Article 89 of the Company's Articles of
       Association

6.     Approve the Directors' fees of SGD 769,477 for            Mgmt          For                            For
       the YE 31 MAR 2008

7.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       of the Company to hold office until the next
       AGM and to authorize the Directors to fix their
       remuneration

8.1    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 to: a) issue shares in the capital of the
       Company [shares] whether by way of rights,
       bonus or otherwise; and/or make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       issued shares [excluding treasury shares] in
       the capital of the Company [as specified],
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this Resolution] does
       not exceed 10% of the issued shares [excluding
       treasury shares] in the capital of the Company
       [as specified]; [subject to such manner of
       calculation as may be prescribed by the Singapore
       Exchange Securities Trading Limited [SGX-ST]]
       for the purpose of determining the aggregate
       number of shares that may be issued under resolution
       [1], the percentage of issued shares shall
       be based on the number of issued shares [excluding
       treasury shares] in the capital of the Company
       at the time this resolution is passed, after
       adjusting for: i) new shares arising from the
       conversion or exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this resolution is passed; and ii) any
       subsequent bonus issue or consolidation or
       subdivision of shares; in exercising the authority
       conferred by this resolution, the Company shall
       comply with the provisions of the listing manual
       of the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by law to be held]

8.2    Authorize the Directors to: a) offer and grant            Mgmt          For                            For
       options in accordance with the provisions of
       the SIAEC Employee Share Option Plan [Share
       Option Plan] and/or to grant awards in accordance
       with the provisions of the SIAEC Performance
       Share Plan [Performance Share Plan] and/or
       the SIAEC Restricted Share Plan [Restricted
       Share Plan], [the Share Option Plan, the Performance
       Share Plan and the Restricted Share Plan, together
       the Share Plans]; and b) allot and issue from
       time to time such number of ordinary shares
       in the capital of the Company as may be required
       to be issued pursuant to the exercise of options
       under the Share Option Plan and/or such number
       of fully paid shares as may be required to
       be issued pursuant to the vesting of awards
       under the Performance Share Plan and/or the
       Restricted Share Plan, provided always that
       the aggregate number of ordinary shares to
       be issued pursuant to the Share Plans shall
       not exceed 15% of the total number of issued
       ordinary shares [excluding treasury shares]
       in the capital of the Company from time to
       time

8.3    Authorize, for the purposes of Chapter 9 of               Mgmt          For                            For
       the Listing Manual [Chapter 9] of the Singapore
       Exchange Securities Trading Limited, the Company,
       its subsidiaries and associated Companies that
       are entities at risk [as specified], or any
       of them to enter into any of the transactions
       falling within the types of interested person
       transactions as specified with any party who
       is of the class of interested persons as specified,
       provided that such transactions are made on
       normal Commercial terms and in accordance with
       the review procedures for such interested person
       transactions; and authorize the Directors the
       Company to complete and do all such acts and
       things [including executing all such documents
       as may be required] as they and/or he may consider
       expedient or necessary or in the interest of
       the Company to give effect to the IPT mandate
       and/or resolution; [Authority expires at the
       conclusion of the next AGM of the Company]

9.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SIGMA PHARMACEUTICALS LTD                                                                   Agenda Number:  701888301
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8484A107
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  AU000000SIP6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Chairman's address and presentation by the Managing       Non-Voting    No vote
       Director and Chief Executive Officer

2.     To consider the Company's financial report and            Non-Voting    No vote
       the Directors' and Auditor's report for the
       YE 31 JAN 2009

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       JAN 2009

4.1    Re-elect Ms. Linda Nicholls AO as a Director              Mgmt          For                            For

4.2    Re-elect Mr. Brian Jamieson as a Director                 Mgmt          For                            For

5.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rules 10.14, to grant
       Performance Rights to the Managing Director
       and the Chief Executive Officer, Mr. Elmo De
       Alwis, on the term as specified

       PLEASE NOTE THAT ANY INDIVIDUAL OR RELATED PARTY          Non-Voting    No vote
       TO ANY SPECIFIC VOTE EXCLUSION WHICH HAS OBTAINED
       BENEFIT OR DOES EXPECT TO OBTAIN FUTURE BENEFIT
       SHOULD NOT VOTE [OR VOTE 'ABSTAIN'] FOR THE
       RELEVANT PROPOSAL ITEMS. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SIMS GROUP LTD                                                                              Agenda Number:  701736324
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8505L116
    Meeting Type:  AGM
    Meeting Date:  21-Nov-2008
          Ticker:
            ISIN:  AU000000SGM7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements of Sims Group            Non-Voting    No vote
       Limited [the Company] and its controlled entities
       for the YE 30 JUN 2008 and the related Directors'
       report, Directors' declaration and the Auditor's
       report

2.1    Re-elect Mr. Jeremy Sutcliffe as an Executive             Mgmt          For                            For
       Director of the Company, who retires by rotation
       at the AGM in accordance with the Company's
       Constitution and the ASX Listing Rules

2.2    Re-elect Mr. Norman Bobins as an Independent              Mgmt          For                            For
       Non-Executive Director of the Company, who
       retires at the AGM in accordance with the Company's
       Constitution and the ASX Listing Rules

2.3    Re-elect Mr. Gerald Morris as an Independent              Mgmt          For                            For
       Non-Executive Director of the Company, who
       retires at the AGM in accordance with the Company's
       Constitution and the ASX Listing Rules

2.4    Re-elect Mr. Robert Lewon as an Independent               Mgmt          For                            For
       Non-Executive Director of the Company, who
       retires at the AGM in accordance with the Company's
       Constitution and the ASX Listing Rules

       Mr. John DiLacqua has informed the Company that           Non-Voting    No vote
       he will be retiring at the conclusion of the
       AGM and will not be standing for re-election

3.     Approve, for the purposes of ASX Listing Rules            Mgmt          For                            For
       7.1 and 10.14 for Mr. Jeremy Sutcliffe, Executive
       Director, to have issued to him performance
       rights [Performance Rights] numbering 44,440
       and options [Options] numbering 135,435, and
       the issue of any Sims Group Limited ordinary
       shares upon the exercise of those Performance
       Rights and Options under the terms of the Sims
       Group Long Term Incentive Plan as specified

4.     Approve, for the purposes of ASX Listing Rules            Mgmt          For                            For
       7.1 and 10.14 for Mr. Daniel Dienst, the Group
       Chief Executive Officer, to have issued to
       him 61,092 Performance Rights and 181,654 Options,
       and the issue of any Sims Group Limited ordinary
       shares upon the exercise of those Performance
       Rights and Options under the terms of the Sims
       Group Long Term Incentive Plan as specified

S.5    Approve to change the name of the Company to              Mgmt          For                            For
       Sims Metal Management Limited

6.     Adopt the Remuneration Report for the YE 30               Mgmt          Against                        Against
       JUN 2008 [as specified]




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE AIRPORT TERMINAL SERVICES LTD                                                     Agenda Number:  701641284
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7992U101
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2008
          Ticker:
            ISIN:  SG1I52882764
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts for the YE 31 MAR 2008 and
       the Auditors' report thereon

2.     Declare a final tax exempt [1-tier] dividend              Mgmt          For                            For

3.     Re-elect Mr. Khaw Kheng Joo as a Director, who            Mgmt          For                            For
       retire by rotation in accordance with Article
       83 of the Company's Articles of Association

4.     Re-elect Mr. Edmund Cheng Wai Wing as a Director,         Mgmt          For                            For
       who retire by rotation in accordance with Article
       83 of the Company's Articles of Association

5.     Re-elect Dr. Rajiv Behari Lall as a Director,             Mgmt          For                            For
       who retire in accordance with Article 90 of
       the Company's Articles of Association

6.     Re-elect Mr. David Zalmon Baffsky as a Director,          Mgmt          For                            For
       who retire in accordance with Article 90 of
       the Company's Articles of Association

7.     Appoint Mr. Mak Swee Wah as a Director pursuant           Mgmt          For                            For
       to Article 89 of the Company's Articles of
       Association

8.     Appoint Messrs. Ernst & Young as the Auditors             Mgmt          For                            For
       of the Company to hold office until the next
       AGM and authorize the Directors to fix their
       remuneration

9.     Approve the payment of the Directors' fees of             Mgmt          For                            For
       SGD 620,000.00 for the YE 31 MAR 2008 [FY2006-07:
       SGD 650,152.00]

10.    Authorize the Directors of the Company to issue           Mgmt          For                            For
       shares in the capital of the Company [shares]
       whether by way of rights, bonus or otherwise;
       and/or ii) make or grant offers, agreements
       or options [collectively, Instruments] that
       might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with this resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] does not exceed
       10% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with this resolution];
       [subject to such manner of calculation as may
       be prescribed by the Singapore Exchange Securities
       Trading Limited [SGX-ST]] for the purpose of
       determining the aggregate number of shares
       that may be issued under this resolution above,
       the percentage of issued shares shall be based
       on the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       at the time this resolution is passed, after
       adjusting for: i) new shares arising from the
       conversion or exercise of any convertible securities
       or Employee share options or vesting of share
       awards which are outstanding or subsisting
       at the time this resolution is passed; and
       ii) any subsequent bonus issue, consolidation
       or subdivision of shares; in exercising the
       authority conferred by this resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the SGX-ST for the time
       being in force [unless such compliance has
       been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

11.    Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the provisions of the SATS
       Employee Share Option Plan [Share Option Plan]
       and/or to grant awards in accordance with the
       provisions of the SATS Performance Share Plan
       [Performance Share Plan] and/or the SATS Restricted
       Share Plan [Restricted Share Plan] [the Share
       Option Plan, the Performance Share Plan and
       the Restricted Share Plan, together the Share
       Plans]; and allot and issue from time to time
       such number of ordinary shares in the capital
       of the Company as may be required to be issued
       pursuant to the exercise of options under the
       Share Option Plan and/or such number of fully
       paid shares as may be required to be issued
       pursuant to the vesting of awards under the
       Performance Share Plan and/or the Restricted
       Share Plan, provided always that the aggregate
       number of ordinary shares to be issued pursuant
       to the Share Plans shall not exceed 15% of
       the total number of issued ordinary shares
       [excluding treasury shares] in the capital
       of the Company from time to time

12.    Authorize the Company its subsidiaries and associated     Mgmt          For                            For
       Companies, for the purposes of Chapter 9 of
       the listing manual [Chapter 9] of the SGX-ST,
       that are entities at risk [as that term is
       used in Chapter 9], or any of them, to enter
       into any of the transactions falling within
       the types of interested person transactions,
       as specified with any party who is of the class
       of interested persons, as specified provided
       that such transactions are made on normal commercial
       terms and in accordance with the review procedures
       for such interested person transactions; [Authority
       continue in force until the conclusion of the
       next AGM of the Company]; and the Directors
       of the Company to complete and do all such
       acts and things [including executing all such
       documents as may be required] as they may consider
       expedient or necessary or in the interests
       of the Company to give effect to the IPT Mandate
       and/or this resolution

13.    Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION 2. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE ARPT TERM SVCS LTD                                                                Agenda Number:  701794415
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7992U101
    Meeting Type:  EGM
    Meeting Date:  20-Jan-2009
          Ticker:
            ISIN:  SG1I52882764
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition, the offer and the options        Mgmt          For                            For
       proposal




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE EXCHANGE LTD                                                                      Agenda Number:  701700494
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79946102
    Meeting Type:  EGM
    Meeting Date:  03-Oct-2008
          Ticker:
            ISIN:  SG1J26887955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire issued ordinary
       shares in the capital of the Company [Shares]
       not exceeding in aggregate the maximum 10%
       of the total number of issued shares, at such
       price or prices as may be determined by the
       Directors from time to time up to the maximum
       price; i) in the case of a market purchase
       of a share, 105% of the average closing price
       of the shares and ii) in the case of an off-market
       purchase of a share, 110% of the average closing
       price of the shares, whether by way of: i)
       market purchase(s) on the Singapore Exchange
       Securities Trading Limited [SGX-ST] transacted
       through the QUEST-ST trading system and/or
       any other securities exchange on which the
       Shares may for the time being be listed and
       quoted [Other Exchange]; and/or; ii) off-market
       purchase(s) [if effected otherwise than on
       the SGX-ST or, as the case may be, Other Exchange]
       in accordance with any equal access Scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other laws and regulations and rules
       of the SGX-ST or, as the case may be, Other
       Exchange as may for the time being be applicable
       [the Share Purchase Mandate]; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date of the next AGM
       of the Company as required by Law to be held];
       and authorize the Directors of the Company
       and/or any of them to complete and do all such
       acts and things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE EXCHANGE LTD                                                                      Agenda Number:  701700507
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79946102
    Meeting Type:  AGM
    Meeting Date:  03-Oct-2008
          Ticker:
            ISIN:  SG1J26887955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the Audited Financial Statements for the FYE
       30 JUN 2008 with the Auditor's report thereon

2.     Re-appoint Mr. Joseph Yuvaraj Pillay, as a Director       Mgmt          For                            For
       of the Company to hold such office from the
       date of this AGM until the next AGM of the
       Company, pursuant to Section 153(6) of the
       Companies Act, Chapter 50 of Singapore

3.     Re-elect Mr. Hsieh Fu Hua, retiring by rotation           Mgmt          For                            For
       under Article 99A of the Company's Articles
       of Association [the Articles]

4.     Re-elect Mr. Loh Boon Chye retiring by rotation           Mgmt          For                            For
       under Article 99A of the Articles

5.     Re-elect Mr. Ng Kee Choe retiring by rotation             Mgmt          For                            For
       under Article 99A of the Articles

6.     Re-elect Mr. Lee Hsien Yang as a Director, retiring       Mgmt          For                            For
       by rotation under Article 99A of the Articles
       [Mr. Lee will, upon re-election as a Director,
       remain as Chairman of the Audit Committee and
       will be considered independent for the purposes
       of Rule 704(8) of the Listing Manual of the
       Singapore Exchange Securities Trading Limited]

7.     Declare a net final [tax exempt one-tier] dividend        Mgmt          For                            For
       of SGD 0.29 per share for the FYE 30 JUN 2008
       [FY2007: SGD 0.30 per share]

8.     Approve the sum of SGD 587,500 to be paid to              Mgmt          For                            For
       Mr. Joseph Yuvaraj Pillay as Director's fees
       for the FYE 30 JUN 2008 [FY2007: Nil; increase
       of SGD 587,500] [as specified]

9.     Approve the sum of SGD 1,074,250 to be paid               Mgmt          For                            For
       to all Directors [other than Mr. Joseph Yuvaraj
       Pillay] as Directors' fees for the FYE 30 JUN
       2008 [FY2007: SGD 767,800; increase of SGD
       306,450] [as specified]

10.    Approve the sum of up to SGD 790,000 to be paid           Mgmt          For                            For
       to Mr. Joseph Yuvaraj Pillay as Director's
       fees for the FYE 30 JUN 2009 [FY2008: SGD 587,500;
       increase of up to SGD 202,500] [as specified]

11.    Approve the sum of up to SGD 1,200,000 to be              Mgmt          For                            For
       paid to all Directors [other than Mr. Joseph
       Yuvaraj Pillay] as Directors' fees for the
       FYE 30 JUN 2009 [FY2008: SGD 1,074,250; increase
       of up to SGD 125,750] [as specified]

12.    Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

13.    Authorize the Directors of the Company to: a)             Mgmt          For                            For
       i) issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this Resolution] does not exceed 50 %of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with sub-paragraph (2) as specified],
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this Resolution] does
       not exceed 10 % of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company [as calculated in accordance
       with sub-paragraph (2) as specified]; 2) [subject
       to such manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [SGX-ST]] for the purpose of determining
       the aggregate number of shares that may be
       issued under sub-paragraph (1) above, the percentage
       of issued shares shall be based on the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this Resolution is passed, after adjusting
       for: i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       Resolution is passed; and ii) any subsequent
       bonus issue or consolidation or subdivision
       of shares; 3) in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the Monetary
       Authority of Singapore] and the Articles of
       Association for the time being of the Company;
       and 4) [unless revoked or varied by the Company
       in GM] the Authority conferred by this Resolution
       shall continue in force until the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held, whichever is the earlier

14.    Authorize the Directors of the Company to grant           Mgmt          For                            For
       awards in accordance with the provisions of
       the SGX Performance Share Plan and to allot
       and issue from time to time such number of
       ordinary shares in the capital of the Company
       as may be required to be issued pursuant to
       the exercise of options under the SGX Share
       Option Plan and/or such number of fully-paid
       shares as may be required to be issued pursuant
       to the vesting of awards under the SGX Performance
       Share Plan, provided that the aggregate number
       of new shares to be issued pursuant to the
       SGX Share Option Plan and the SGX Performance
       Share Plan shall not exceed 10 % of the total
       number of issued ordinary shares [excluding
       treasury shares] in the capital of the Company
       from time to time

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE LAND LTD                                                                          Agenda Number:  701895445
--------------------------------------------------------------------------------------------------------------------------
        Security:  V80978113
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  SG1S69002321
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2008

2.     Declare a first and final dividend of 20 cents            Mgmt          For                            For
       per share tax exempt [1-tier] for the YE 31
       DEC 2008

3.     Approve the Directors' fees of SGD 336,500 for            Mgmt          For                            For
       the YE 31 DEC 2008

4.a    Re-elect Mr. Lim Hock San as a Director, who              Mgmt          Against                        Against
       retires by rotation pursuant to Article 104
       of the Articles of Association of the Company

4.b    Re-elect Mr. Gn Hiang Meng as a Director, who             Mgmt          Against                        Against
       retire by rotation pursuant to Article 104
       of the Articles of Association of the Company

4.c    Re-elect Mr. Wee Ee Lim as a Director, who retire         Mgmt          Against                        Against
       by rotation pursuant to Article 104 of the
       Articles of Association of the Company

4.d    Re-elect Mr. Perry L. Pe as a Director, who               Mgmt          Against                        Against
       retire by rotation pursuant to Article 104
       of the Articles of Association of the Company

5.a    Re-appoint Dr. Wee Cho Yaw as a Director, who             Mgmt          Against                        Against
       retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM

5.b    Re-appoint Dr. John Gokongwei, Jr. as a Director,         Mgmt          Against                        Against
       who retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM

5.c    Re-appoint Mr. Tan Boon Teik as a Director,               Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM

5.d    Re-appoint Mr. Hwang Soo Jin as a Director,               Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM

5.e    Re-appoint Mr. Roberto R. Romulo as a Director,           Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM

5.f    Re-appoint Mr. Gabriel C. Singson, Alternate              Mgmt          For                            For
       Director to Mr. Perry L. Pe as a Director,
       who retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM

6.     Re-appoint Messrs PricewaterhouseCoopers LLP              Mgmt          For                            For
       as the Auditors of the Company and authorize
       the Directors to fix their remuneration

7.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the Companies Act, Chapter
       50, and subject to the Listing Rules, guidelines
       and directions ['Listing Requirements'] of
       the Singapore Exchange Securities Trading Limited
       ("SGX-ST"), to issue shares in the capital
       of the Company [Shares]; ii) convertible securities;
       iii) additional convertible securities issued
       pursuant to adjustments; or iv) Shares arising
       from the conversion of the securities in (ii)
       and (iii) above, [whether by way of rights,
       bonus, or otherwise or pursuant to any offer,
       agreement or option made or granted by the
       Directors during the continuance of this authority
       which would or might require shares or convertible
       securities to be issued during the continuance
       of this authority or thereafter] at any time,
       to such persons, upon such terms and conditions
       and for such purposes as the Directors may,
       in their absolute discretion, deem fit [notwithstanding
       that the authority conferred by this Ordinary
       Resolution may have ceased to be in force],
       provided that: the aggregate number of shares
       and convertible securities to be issued pursuant
       to this Ordinary Resolution [including Shares
       to be issued in pursuance of convertible securities
       made or granted pursuant to this Ordinary Resolution]
       does not 1] in the case of a renounceable rights
       issue, exceed 100% of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company [as calculated in accordance
       with subparagraph (b) below] ['Issued Shares'];
       and 2] in all other cases, exceed 50% of the
       total number of Issued Shares provided that
       the aggregate number of Shares to be issued
       other than on a pro rata basis to Shareholders
       of the Company [including Shares to be issued
       in pursuance of instruments made or granted
       pursuant to this Ordinary Resolution] does
       not exceed 20% of the total number of Issued
       Shares; b) [subject to such other manner of
       calculation as may be prescribed by the SGX-ST]
       for the purpose of determining the aggregate
       number of Shares that may be Issued under (a)
       above, the percentage of Issued Shares shall
       be based on the total number of issued shares
       [excluding Treasury Shares] in the capital
       of the Company at the time of the passing of
       this Ordinary Resolution, after adjusting for:
       1] new shares arising from the conversion or
       exercise of convertible securities; 2] [where
       applicable] new shares arising from exercising
       share options or vesting of Share awards outstanding
       or subsisting at the time this Ordinary Resolution
       is passed, provided the options or awards were
       granted in compliance with the Listing Requirements;
       and 3] any subsequent bonus issue, consolidation
       or subdivision of Shares; c) in exercising
       the authority conferred by this Ordinary Resolution,
       the Company complies with the Listing Requirements
       [unless such compliance has been waived by
       the SGX-ST] and the existing Articles of Association
       of the Company; and [Authority expires until
       the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held, whichever is
       the earlier]

8.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SINO OCEAN LD HLDGS LTD                                                                     Agenda Number:  701887739
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8002N103
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  HK3377040226
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the FYE 31 DEC 2008

2.     Declare a final dividend [together with a scrip           Mgmt          For                            For
       alternative] for the YE 31 DEC 2008

3.i    Re-elect Mr. Liang Yanfeng as a Director and              Mgmt          For                            For
       authorize the Board of Directors of the Company
       to fix his remuneration

3.ii   Re-elect Mr. Tsang Hing Lun as a Director and             Mgmt          For                            For
       authorize the Board of Directors of the Company
       to fix his remuneration

3.iii  Re-elect Mr. Gu Yunchang as a Director and authorize      Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          Against                        Against
       of the Company and authorize the Board of Directors
       to fix their remuneration

5.A    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make offers,
       agreements, options [including bonds, warrants
       and debentures convertible into shares of the
       Company] and rights of exchange or conversion
       which might require the exercise of such powers,
       subject to and in accordance with all applicable
       laws and requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited [as amended form time
       to time] [the Listing Rules] during and after
       the end of the relevant period, the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted, otherwise than pursuant to (a)
       a Rights Issue or (b) the exercise of options
       under any share option scheme or similar arrangement
       adopted by the Company for the grant or issue
       to the employees and the Directors of the Company
       and/or any of its subsidiaries and/or other
       eligible participants specified thereunder
       of options to subscribe for or rights to acquire
       shares of the Company, or (c) an issue of shares
       upon the exercise of the subscription rights
       attaching to any warrants which may be issued
       by the Company; or (d) an issue of shares of
       the Company as scrip dividend or similar arrangement
       in accordance with the Memorandum and Articles
       of Association of the Company, shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of the passing of this resolution;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Memorandum and
       Articles of Association of the Company or any
       applicable laws to be held]

5.B    Authorize the Directors of the Company, during            Mgmt          For                            For
       the Relevant Period to purchase or otherwise
       acquire shares in the capital of the Company
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Stock Exchange
       and the Hong Kong Securities and Futures Commission
       for this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Hong Kong Code on Share Repurchases
       and the Listing Rules, the aggregate nominal
       amount of shares of the Company shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.A and 5.B, to extend the general mandate
       granted to the Directors to allot, issue and
       otherwise deal with the shares pursuant to
       Resolution 5.A, by the addition thereto an
       amount of shares representing the aggregate
       nominal amount of shares of the Company purchased
       or otherwise acquired by the Company pursuant
       to the authority granted to the Directors of
       the Company under the Resolution 5.B, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE.IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SINOPEC KANTONS HOLDINGS LTD                                                                Agenda Number:  701690732
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8165U100
    Meeting Type:  SGM
    Meeting Date:  18-Sep-2008
          Ticker:
            ISIN:  BMG8165U1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the revised caps [as specified], and              Mgmt          For                            For
       authorize the Directors to do all such acts
       and take all necessary actions in connection
       therewith




--------------------------------------------------------------------------------------------------------------------------
 SINOPEC KANTONS HOLDINGS LTD                                                                Agenda Number:  701763624
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8165U100
    Meeting Type:  SGM
    Meeting Date:  02-Dec-2008
          Ticker:
            ISIN:  BMG8165U1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR 'AGAINST' ONLY FOR RESOLUTION
       NUMBER 1. THANK YOU.

1.     Approve the Sale Agreement [as specified] and             Mgmt          For                            For
       authorize the Directors to do all such acts
       and take all necessary actions in connection
       therewith

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SINOPEC KANTONS HOLDINGS LTD                                                                Agenda Number:  701763698
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8165U100
    Meeting Type:  SGM
    Meeting Date:  02-Dec-2008
          Ticker:
            ISIN:  BMG8165U1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR 'AGAINST' ONLY FOR RESOLUTIONS
       NUMBERS 1. THANK YOU.

1.     Re-elect Mr. Dai Zhao Ming as a Director of               Mgmt          Against                        Against
       the Company and authorize the Directors of
       the Company to fix his remuneration

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SINOPEC KANTONS HOLDINGS LTD                                                                Agenda Number:  701879845
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8165U100
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  BMG8165U1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements and reports of the Directors and
       the Auditors for the YE 31 DEC 2008

2.     Approve and declare a final dividend                      Mgmt          For                            For

3.A    Re-elect Mr. Zhu Zeng Qing as a Director                  Mgmt          Against                        Against

3.B    Re-elect Mr. Zhou Feng as a Director                      Mgmt          Against                        Against

3.C    Re-elect Mr. Wong Po Yan as a Director                    Mgmt          For                            For

4.     Authorize the Directors to fix the Directors'             Mgmt          For                            For
       remuneration

5.     Appoint the Company's Auditors and authorize              Mgmt          For                            For
       the Directors to fix their remuneration

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, pursuant to the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited during the relevant period
       to allot, issue and deal with unissued shares
       in the capital of the Company and to make or
       grant offers, agreements and options which
       might require the exercise of such powers,
       the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to options
       or otherwise] by the Directors of the Company
       pursuant to i) the rights issue; ii) the exercise
       of any option under the share option scheme
       of the Company; iii) any scrip dividend or
       similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares in accordance with the By-Laws
       of the Company in force from time to time,
       shall not exceed the aggregate of 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue on the date of the
       passing of this resolution; and the nominal
       amount of any share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue on the date of the passing of this
       resolution]; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or expiration of the period within which the
       next AGM of the Company is required by the
       By-Laws of the Company, the Companies Act 1981
       of Bermuda [as amended] or any other applicable
       law of Bermuda to be held]

7.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       its shares on the Stock Exchange of Hong Kong
       Limited or any other stock exchange's on which
       the shares of the Company may be listed and
       recognized by the Securities and Futures Commission
       and the Stock Exchange of Hong Kong Limited
       for such purpose, and otherwise in accordance
       with the rules and regulations of the Securities
       and Futures Commission, the Stock Exchange
       of Hong Kong Limited, the Companies Act 1981
       of Bermuda [as amended] and all other applicable
       laws in this regard; the aggregate nominal
       amount of shares which may be purchased by
       the Company pursuant to this resolution during
       the relevant period shall not exceed 10 % of
       the aggregate nominal amount of the issued
       share capital of the Company as at the date
       of the passing of this resolution and; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the By-Laws of the Company,
       the Companies Act 1981 of Bermuda [as amended]
       or any other applicable law of Bermuda to be
       held]

8.     Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the authority referred in Resolution 6 in respect
       of the share capital of the Company referred
       in this resolution




--------------------------------------------------------------------------------------------------------------------------
 SINOTRANS SHIPPING LTD                                                                      Agenda Number:  701919702
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8014Y105
    Meeting Type:  AGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  HK0368041528
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Tian Zhongshan as an Executive               Mgmt          Against                        Against
       Director

3.2    Re-elect Mr. Li Hua as an Executive Director              Mgmt          Against                        Against

3.3    Re-elect Ms. Feng Guoying as an Executive Director        Mgmt          Against                        Against

3.4    Authorize the Board to fix the Directors' fees            Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       to fix their remuneration

5.1    Authorize the Directors of the Company, to exercise       Mgmt          For                            For
       by the Directors during the Relevant Period
       [as hereinafter defined] of all the powers
       of the Company to repurchase shares in the
       capital of the Company on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       on any other exchange on which the shares of
       the Company may be listed and recognized by
       the Securities and Futures Commission of Hong
       Kong and the Stock Exchange for this purpose,
       subject to and in accordance with all applicable
       Laws, rules and regulations and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other Stock
       Exchange as amended from time to time provided
       however that the aggregate nominal amount of
       the shares to be repurchased pursuant to this
       Resolution shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this Resolution; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by any applicable laws or the Articles
       of the Company to be held]

5.2    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the resolution and pursuant to Section 57B
       of the Companies Ordinance, during the Relevant
       Period [as specified] of all the powers of
       the Company to allot, issue and deal with additional
       shares in the capital of the Company and to
       make or grant offers, agreements and options
       [including warrants, bonds, debentures, notes
       and other securities convertible into shares
       of the Company] which would or might require
       shares to be allotted; the aggregate nominal
       amount of share capital of the Company allotted
       or agreed conditionally or unconditionally
       to be allotted, issued or dealt with [whether
       pursuant to an option or otherwise] by the
       Directors pursuant to the approval in paragraph
       (a) above, otherwise than pursuant to: i) a
       Rights Issue or ii) the exercise of rights
       of subscription or conversion under the terms
       of any existing warrants, bonds, debentures,
       notes or other securities issued by the Company
       which carry rights to subscribe for or are
       convertible into shares of the Company or iii)
       the exercise of options under any Option Scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the grantees as specified
       in such scheme or similar arrangement of shares
       or rights to acquire shares of the Company
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company, shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of the passing of this resolution; and
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable Laws
       or the Articles of the Company to be held]

5.3    Approve, subject to the passing of the Resolutions        Mgmt          For                            For
       5.1 and 5.2, the general mandate granted to
       the Directors to allot, issue and deal with
       additional shares or the Company pursuant to
       Resolution 5.2 by the addition to it of an
       amount representing the aggregate nominal amount
       of the shares in the capital of the Company
       which are repurchased by the Company pursuant
       to and since the granting to though Company
       of the general mandate to repurchase shares
       in accordance with Resolution 5.1 provided
       that such extended amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of the passing of this Resolution

5.4    Approve that the proposed caps [as specified]             Mgmt          For                            For
       in relation to the continuing connected transactions
       contemplated under the Renewed Continuing Connected
       Transactions [as specified] for the 3 years
       ending on 31 DEC 2012, and authorize the Directors
       to sign, seal, execute, perfect, deliver and
       do all such documents, deed, acts, matters
       and things as they may in their discretion
       consider necessary or desirable or expedient
       to implement and/or to give effect to the Renewed
       Continuing Connected Transaction Agreements
       [as specified], the proposed caps and the transactions
       thereby contemplated; and approve that the
       continued implementation of the ongoing connected
       transactions under the Master Services Agreement
       and Master Chartering Agreement for the year
       2009 by independent shareholders

6.     Approve that, the Conditional Agreement [the              Mgmt          For                            For
       "Renewed Master Services Agreement"] dated
       08 APR 2009 entered into between [China National
       Foreign Trade Transportation [Group] Corporation]
       ["Sinotrans Group Limited", together with its
       subsidiaries [excluding the Company], the "Sinotrans
       Group"] and the Company, as specified, pursuant
       to which, the Company, its subsidiaries and
       jointly controlled entities [together the "Group"]
       will provide certain services to the Sinotrans
       Group and the Sinotrans Group will provide
       certain services to the Group [the "Services"];
       approve the cap amounts in relation to the
       Services as set out in the Renewed Master Services
       Agreement for each of the 3 FYE 31 DEC 2012;
       and authorize any 1 Director, or any 2 Directors
       if the affixation of the common seal is necessary,
       to execute all such other documents, instruments
       and agreements and to do all such acts or things
       deemed by him/her to be incidental to, ancillary
       to or in connection with the matters contemplated
       in the Renewed Master Services Agreement

7.     Approve the Conditional Agreement [the "Renewed           Mgmt          For                            For
       Master Chartering Agreement] dated 08 APR 2009
       entered into between Sinotrans Group Limited
       and the Company, as specified, pursuant to
       which, the Sinotrans Group will charter in
       vessels from the Group to use as carrier for
       cargo shipping services or sub-charter vessels
       to other shipping companies for cargo shipping
       [the "Chartering Services"]; approve the cap
       amounts in relation to the Chartering Services
       as set out in the Renewed Master Chartering
       Agreement for each of the 3 FYE 31 DEC 2012;
       and authorize any 1 Director, or any 2 Directors
       if the affixation of the common seal is necessary,
       to execute all such other documents, instruments
       and agreements and to do all such acts or things
       deemed by him/her to be incidental to, ancillary
       to or in connection with the matters contemplated
       in the Renewed Master Chartering Agreement

S.8    Amend Article 17, Article 44, Article 72, Article         Mgmt          For                            For
       73, Article 75, Article 78, Article 81, Article
       95, Article 96, Article 104, Article 107, Article
       138, Article 139, Article 172, Article 173
       and Article 175 of the Company's Articles of
       Association, as specified




--------------------------------------------------------------------------------------------------------------------------
 SKY CITY ENTERTAINMENT GROUP LTD                                                            Agenda Number:  701730005
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8513Z115
    Meeting Type:  AGM
    Meeting Date:  31-Oct-2008
          Ticker:
            ISIN:  NZSKCE0001S2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Sir. Dryden Spring as a Director, who            Mgmt          For                            For
       retires from office at the meeting

2.     Elect Mr. Peter Cullinane as a Director, who              Mgmt          For                            For
       retires from office at the meeting

3.     Elect Ms. Jane Freeman as a Director, who retires         Mgmt          For                            For
       from office at the meeting

4.     Approve the issue by Directors to Mr. Nigel               Mgmt          For                            For
       Morrison, Chief Executive Officer of the Company,
       on or before 30 OCT 2011, of in aggregate up
       to 2,000,000 share rights under the long term
       incentive plan, on the terms and conditions
       as specified

5.     Authorize the increase in the total Directors'            Mgmt          For                            For
       fees from NZD 750,000 plus GST for each FY,
       to NZD 950,000 plus GST for each FY, being
       an increase of NZD 200,000 plus GST, and that
       such increase take effect from 01 JUL 2008

6.     Authorize the Directors to fix the fees and               Mgmt          For                            For
       expenses of the Auditor of the Company




--------------------------------------------------------------------------------------------------------------------------
 SKY NETWORK TELEVISION LTD                                                                  Agenda Number:  701711473
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8514Q130
    Meeting Type:  AGM
    Meeting Date:  06-Nov-2008
          Ticker:
            ISIN:  NZSKTE0001S6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix the Auditors' remuneration

2.     Re-elect Mr. Robert Bryden as a Director, who             Mgmt          Against                        Against
       retires by rotation, in accordance with the
       listing rules of the stock market operated
       by New Zealand Exchange Limited [NZX Listing
       Rules] and Australian Securities Exchange [ASX
       Listing Rules]

3.     Re-elect Mr. Humphry Rolleston as a Director,             Mgmt          For                            For
       who retires by rotation, in accordance with
       the NZX Listing Rules and ASX Listing Rules

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SMARTONE TELECOMMUNICATIONS HOLDINGS LTD                                                    Agenda Number:  701729812
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8219Z105
    Meeting Type:  AGM
    Meeting Date:  05-Nov-2008
          Ticker:
            ISIN:  BMG8219Z1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Approve the final dividend of HKD 0.20 per share          Mgmt          For                            For
       in respect of the YE 30 JUN 2008

3.i.a  Re-elect Mr. Raymond Ping-luen Kwok as a Director         Mgmt          Against                        Against
       of the Company

3.i.b  Re-elect Mr. Michael Yick-kam Wong as a Director          Mgmt          Against                        Against
       of the Company

3.i.c  Re-elect Mr. Wing-yui Cheung as a Director of             Mgmt          Against                        Against
       the Company

3.i.d  Re-elect Mr. David Norman Prince as a Director            Mgmt          Against                        Against
       of the Company

3.i.e  Re-elect Mr. Thomas Hon-wah Siu as a Director             Mgmt          Against                        Against
       of the Company

3.i.f  Re-elect Mr. Xiang-dong Yang as a Director of             Mgmt          Against                        Against
       the Company

3.i.g  Re-elect Mr. Peter David Sullivan as a Director           Mgmt          For                            For
       of the Company

3.ii   Authorize the Board of Directors to fix the               Mgmt          For                            For
       fees of the Directors

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company and authorize the
       Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company, to allot          Mgmt          For                            For
       and issue additional shares in the share capital
       of the Company and to make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company otherwise than pursuant to:
       i) a rights issue; or ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares
       of the Company; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Bye-laws of the Company; or iv) the
       Share Option Scheme of the Company; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by applicable Law of Bermuda
       and the Company's Bye-laws to be held]

6.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       issued shares in the capital of the Company,
       subject to and in accordance with all applicable
       Laws, during the relevant period, on The Stock
       Exchange of Hong Kong Limited or on any other
       stock exchange recognized for this purpose
       by the Securities and Futures Commission of
       Hong Kong and The Stock Exchange of Hong Kong
       Limited under the Hong Kong Code on Share Repurchases
       pursuant to this Resolution, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by applicable Law of Bermuda
       and the Company's Bye-laws to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       shares pursuant to Resolution 5, by the addition
       to the aggregate nominal amount of the share
       capital repurchased pursuant to Resolution
       6, provided that such amount does not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this Resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SMRT CORPORATION LTD, SINGAPORE                                                             Agenda Number:  701643923
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8077D105
    Meeting Type:  AGM
    Meeting Date:  11-Jul-2008
          Ticker:
            ISIN:  SG1I86884935
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited financial statements for the FYE 31
       MAR 2008 together with the Auditors' report
       thereon

2.     Declare a final [tax exempt one-tier] dividend            Mgmt          For                            For
       of 6.00 cents per share for the FYE 31 MAR
       2008

3.     Approve the sum of SGD 515,530 as Directors'              Mgmt          For                            For
       fees for the FYE 31 MAR 2008

4.A    Re-elect Mr. Paul Ma Kah Woh who is retiring              Mgmt          For                            For
       in accordance with Article 94 of the Company's
       Articles of Association

4.B    Approve the retirement of Mr. Edmund Koh Kian             Mgmt          For                            For
       Chew and Ms. Engelin Teh Guek Ngor who are
       retiring in accordance with Article 94 of the
       Company's Articles of Association

5.A    Re-elect Mr. Dilhan Pillay Sandrasegara as a              Mgmt          For                            For
       Director, who retires in accordance with Article
       100 of the Company's Articles of Association

5.B    Re-elect Mdm Halimah Yacob as a Director, who             Mgmt          For                            For
       retires in accordance with Article 100 of the
       Company's Articles of Association

6.     Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          For                            For
       Company and authorize the Directors to fix
       their remuneration

7.1    Authorize the Directors, to allot and issue               Mgmt          For                            For
       shares in the Company [Shares] whether by way
       of rights, bonus or otherwise; and/or make
       or grant offers, agreements or options, [collectively,
       instruments] that might or would require shares
       to be issued, including but not limited to
       the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this resolution] does not exceed 50% of the
       issued share capital of the Company, of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of instruments made or granted
       pursuant to this resolution] does not exceed
       10% of the total number of issued shares excluding
       treasury shares of the Company [as calculated
       in accordance with sub-paragraph (2) below];
       [subject to such manner of calculation as may
       be prescribed by the Singapore Exchange Securities
       Trading Limited [SGX-ST]] for the purpose of
       determining the aggregate number of shares
       that may be issued, the percentage of issued
       share capital shall be based on the issued
       share capital of the Company at the time of
       passing of this resolution after adjusting
       for new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time of
       the passing of this resolution; and any subsequent
       consolidation or subdivision of shares; in
       exercising the authority conferred by this
       resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

7.2    Authorize the Directors to grant awards in accordance     Mgmt          For                            For
       with the provisions of the SMRT Corporation
       Restricted Share Option Plan [SMRT RSP] and/or
       the SMRT Corporation Performance Share Plan
       [SMRT PSP] [the SMRT RSP and SMRT PSP, together
       the Share Plans]; and b) allot and issue from
       time to time such number of ordinary shares
       of in the capital of the Company as may be
       required to be issued pursuant to the exercise
       of the options under the SMRT Corporation Employee
       Share Option Plan [SMRT ESOP] and/or such number
       of fully paid ordinary shares as may be required
       to be issued pursuant to the vesting of awards
       under the SMRT RSP and/or SMRT PSP, provided
       always that the aggregate number of ordinary
       shares to be issued pursuant to the share plans
       and the SMRT ESOP shall not exceed 15% of the
       issued shares excluding treasury shares, of
       the Company from time to time

8.     Authorize the Company, its subsidiaries and               Mgmt          For                            For
       associated Companies that are entities at risk
       [as that term is used in chapter 9], or any
       of them, for the purpose of Chapter 9 of the
       Listing Manual of the Singapore Exchange Securities
       Trading Limited [SGX-ST] [Chapter 9], to enter
       into any of the transactions falling within
       the types of interested person transactions,
       as specified, provided that such transactions
       are made on normal commercial terms and in
       accordance with the review procedures for such
       interested person transactions; and authorize
       the Directors of the Company to complete and
       do all such acts and things [including executing
       all such documents as may be required] as they
       may consider expedient or necessary or in the
       interests of the Company to give effect to
       the general mandate and/or this resolution;
       [Authority expires at the conclusion of the
       next AGM of the Company]

9.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [Companies
       Act] and in accordance with all other laws
       and regulations and rules of Singapore Exchange
       Securities Trading Limited [SGX-ST], to purchase
       or otherwise acquire ordinary shares in the
       capital of the Company [Shares] not exceeding
       in aggregate the Prescribed Limit [as specified],
       not exceeding in aggregate 10 % of the issued
       ordinary share capital of the Company, by way
       of on-market purchases on the Singapore Exchange
       Securities Trading Limited [SGX-ST] and/or
       off-market purchases effected otherwise than
       on the SGX-ST in accordance with any equal
       access scheme(s) which satisfies the conditions
       prescribed by the Act, at a price of up to
       105% of the average of the closing market prices
       of a shares in the case of an on-market share
       purchase and a price up to 120% of such average
       closing price in case of off-market purchase
       [Share Purchase Mandate ]; [Authority expires
       the earlier of the date on which the next AGM
       of the Company is held or the date by which
       the next AGM of the Company is required by
       law to be held]; and authorize the Directors
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they may consider expedient
       or necessary to give effect to the transactions
       contemplated by this resolution

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SOHO CHINA LTD                                                                              Agenda Number:  701907935
--------------------------------------------------------------------------------------------------------------------------
        Security:  G82600100
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  KYG826001003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the Company and the reports of
       the Directors and Auditors for the YE 31 DEC
       2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.     Re-elect Mr. Wang Shaojian Sean as a Director             Mgmt          Against                        Against
       of the Company

4.     Re-elect Mr. Su Xin as a Director of the Company          Mgmt          Against                        Against

5.     Re-elect Mr. Cha Mou Zing Victor as a Director            Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Yi Xiqun as a Director of the Company        Mgmt          For                            For

7.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

8.     Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Board of Directors to fix their remuneration

9.A    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, during the Relevant Period
       (as hereinafter defined) to allot, issue or
       otherwise deal with additional shares in the
       capital of the Company or securities convertible
       into shares or options, warrants or similar
       rights to subscribe for shares or such convertible
       securities of the Company and to make or grant
       offers, agreements and/or options (including
       bonds, warrants and debentures convertible
       into shares of the Company) which may require
       the exercise of such powers; (ii) the approval
       in paragraph (i) above shall be in addition
       to any other, during the Relevant Period (as
       hereinafter defined) to make or grant offers,
       agreements and/or options which may require
       the exercise of such power after the end of
       the Relevant Period; (iii) the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       (whether pursuant to options or otherwise)
       by the Directors of the Company during the
       Relevant Period pursuant to paragraph (i) above,
       otherwise than pursuant to (1) a Rights Issue
       (as hereinafter defined) or (2) the grant or
       exercise of any option under the option scheme
       of the Company or any other option, scheme
       or similar arrangement for the time being adopted
       for the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company; or (3) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company
       in force from time to time; or (4) any issue
       of shares in the Company upon the exercise
       of rights of subscription or conversion under
       the terms of any existing convertible notes
       issued by the Company or any existing securities
       of the Company which carry rights to subscribe
       for or are convertible into shares of the Company,
       shall not exceed the aggregate of 20% of the
       aggregate nominal amount of share capital of
       the Company in issue as at the date of passing
       of this resolution and the said approval shall
       be limited accordingly; [Authority expires
       at the conclusion of the next AGM of the Company;
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable law or the Articles of Association
       of the Company to be held]

9.B    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, during the Relevant Period
       (as hereinafter defined) of all the powers
       of the Company to repurchase shares of the
       Company on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or on any other
       stock exchange on which the shares of the Company
       may be listed and recognized for this purpose
       by the Securities and Futures Commission and
       the Stock Exchange under the Code on Share
       Repurchases and, subject to and in accordance
       with all applicable laws and the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited [the Listing Rules]; (ii)
       the aggregate nominal amount of the shares
       of the Company, which may be repurchased pursuant
       to the approval in paragraph (i) above shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this resolution,
       and the said approval shall be limited accordingly;
       (iii) subject to the passing of each of the
       paragraphs (i) and (ii) of this resolution,
       any prior approvals of the kind referred to
       in paragraphs (i) and (ii) of this resolution
       which had been granted to the Directors of
       the Company; [Authority expires at the conclusion
       of the next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable law
       or the Articles of Association of the Company
       to be held]

9.C    Approve, conditional upon the Resolutions 9(A)            Mgmt          For                            For
       and 9(B) as specified in the notice convening
       this meeting being passed, the general mandate
       granted to the Directors of the Company to
       allot, issue and otherwise deal with additional
       shares of the Company and to make or grant
       offers, agreements and options which might
       require the exercise of such powers pursuant
       to the ordinary Resolution 9(A) set out in
       the notice convening this meeting be and is
       hereby extended by the addition to the aggregate
       nominal amount of the share capital of the
       Company which may be allotted by the Directors
       of the Company pursuant to such general mandate
       an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to ordinary Resolution 9(B)
       set out in the notice convening this meeting,
       provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing of the said resolutions

S.10   Approve that the Company may send or supply               Mgmt          For                            For
       Corporate Communication(s) (as hereinafter
       defined) to its shareholders in relation to
       whom the following conditions are met by making
       such Corporate Communication(s) available on
       the Company's own website: (i) each shareholder
       has been asked individually by the Company
       to agree that the Company may send or supply
       Corporate Communication(s) generally, or the
       Corporate Communication(s) in question, to
       him by means of the Company's own website;
       and (ii) the Company has not received a response
       indicating objection from such shareholder
       within the period of 28 days beginning with
       the date on which the Company's request was
       sent, the shareholders in relation to whom
       the aforesaid two conditions are met shall
       be taken to have agreed that the Company may
       send or supply Corporate Communication(s) to
       such shareholders by making such Corporate
       Communication(s) available on the Company's
       own website

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SONIC HEALTHCARE LIMITED                                                                    Agenda Number:  701737530
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8563C107
    Meeting Type:  AGM
    Meeting Date:  20-Nov-2008
          Ticker:
            ISIN:  AU000000SHL7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive and consider the financial report              Non-Voting    No vote
       of the Company, the Directors' report and the
       Auditor's report for the FYE 30 JUN 2008

1.     Re-elect Mr. Peter Campbell as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Article 71 of the Company's Constitution

2.     Re-elect Mr. Lou Panaccio as a Director of the            Mgmt          For                            For
       Company, who retires in accordance with Article
       71 of the Company's Constitution

3.     Re-elect Mr. Chris Wilks as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with Article
       71 of the Company's Constitution

4.     Adopt the remuneration report for the FYE 30              Mgmt          Against                        Against
       JUN 2008

5.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.4 to the issue by the Company on 10 OCT of
       4,939,366 ordinary shares to the underwriter
       of the Dividend Reinvestment Plan of the Company
       [DRP] in relation to the 2008 final dividend
       of the Company

6.     Approve, for the purposes of ASX Listing Rule             Mgmt          Against                        Against
       7.2 and all other purposes, the issue of options,
       and shares following the valid exercise of
       such options, under and in accordance with
       the terms of the Sonic Healthcare Limited Employee
       Option Plan

7.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 and all other purposes, the issue to,
       and the acquisition by Dr. Colin Goldschmidt
       of 1,750,000 options under the Sonic Health
       Care Limited Employee Option Plan and subsequently
       up to 1,750,000 ordinary shares in the Company
       following the valid exercise of any such options
       subject to the terms and conditions as specified

8.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 and all other purposes, the issue to,
       and the acquisition by Mr. Chris Wilks of 875,000
       options under the Sonic Health Care Limited
       Employee Option Plan and subsequently up to
       875,000 ordinary shares in the Company following
       the valid exercise of any such options subject
       to the terms and conditions as specified




--------------------------------------------------------------------------------------------------------------------------
 SP AUSNET                                                                                   Agenda Number:  701642666
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8604X102
    Meeting Type:  AGM
    Meeting Date:  17-Jul-2008
          Ticker:
            ISIN:  AU000000SPN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       COMPANIES AND TRUST. THANK YOU.

1.     Receive the SP AusNet's financial statements              Non-Voting    No vote
       and the reports of the Directors and the Auditors
       for the YE 31 MAR 2008

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       COMPANIES ONLY. THANK YOU.

2.A    Re-elect Professor Jeremy Davis, who retires              Mgmt          For                            For
       by rotation

2.B    Re-elect Mr. Ian Renard, who retires by rotation          Mgmt          For                            For

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       MAR 2008

4.     Amend, for the purposes of Section 208 of the             Mgmt          For                            For
       Corporation Act and for all other purposes,
       the Management Services Agreement between the
       Companies and SPI Management Services Pty Limited
       ['SPIMS'] as specified, and approve to give
       any financial benefits to SPIMS which may arise
       in accordance with such amendments

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       COMPANIES AND TRUST. THANK YOU.

S.5    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.1, ASIC Class Order 05/26 and for all other
       purposes, SP AusNet and the Directors of the
       Companies and SP Australia Networks [RE] Limited,
       as responsible entity of the Trust, be given
       authority to issue Stapled Securities to an
       underwriter or persons procured by an underwriter
       within a period of 24 months from the date
       of the meetings in connection under a distribution
       reinvestment plan

6.     Approve, for the purposes of Singapore Law,               Mgmt          For                            For
       SP AusNet and the Directors of the Companies
       and SP Australia Networks [RE] Limited, as
       responsible entity of the Trust, be given authority
       to issue new Stapled Securities in the circumstances
       and on the terms and conditions as specified

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       TRUST ONLY. THANK YOU.

S.7    Amend the Trust Constitution in accordance with           Mgmt          For                            For
       the provisions of the supplemental deed poil
       annexed as annexure A, tabled at the meetings
       and initialled by the Chairman for the purposes
       of identification; and authorize the SP Australia
       Networks [RE] Limited, as responsible entity
       of the Trust to execute the supplemental deed
       poil and lodge it with ASIC to give effect
       to the amendments to the Trust Constitution




--------------------------------------------------------------------------------------------------------------------------
 SPOTLESS GROUP LTD                                                                          Agenda Number:  701733809
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q86963107
    Meeting Type:  AGM
    Meeting Date:  21-Nov-2008
          Ticker:
            ISIN:  AU000000SPT3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the reports              Non-Voting    No vote
       of the Directors and the Auditor for the FYE
       30 JUN 2008

2.A    Re-elect Mr. Lawrence O'Bryan as a Director,              Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 75 of the Constitution of the Company

2.B    Re-elect Ms. Bronwyn Morris as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with Rule
       75 of the Constitution of the Company

2.C    Re-elect Mr. Josef Farnik as an Executive Director        Mgmt          For                            For
       with effect from 25 FEB 2008, who retires in
       accordance with Rule 73(3) of the Constitution
       of the Company

2.D    Re-elect Mr. Alan Beanland as a Non-Executive             Mgmt          For                            For
       Director with effect from 20 JUN 2008, who
       retires in accordance with Rule 73(3) of the
       Constitution of the Company

2.E    Re-elect Ms. Elizabeth Proust as a Non-Executive          Mgmt          For                            For
       Director with effect from 20 JUN 2008, who
       retires in accordance with Rule 73(3) of the
       Constitution of the Company

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 STARHUB LTD, SINGAPORE                                                                      Agenda Number:  701857534
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8152F132
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  SG1V12936232
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts for the FYE 31 DEC 2008
       and the Auditors' report therein

2.     Re-appoint Mr. Lim Chin Beng, who will retire             Mgmt          For                            For
       under Section 153[6] of the Companies Act,
       Chapter 50 of Singapore, as a Director of the
       Company, to hold office from the date of this
       AGM until the next AGM of the Company

3.     Re-elect Mr. Kua Hong Pak as a Director, who              Mgmt          For                            For
       will retire by rotation pursuant to Article
       93 of the Company's Articles of Association

4.     Re-elect Mr. Lee Theng Kiat as a Director, who            Mgmt          Against                        Against
       will retire by rotation pursuant to Article
       93 of the Company's Articles of Association

5.     Re-elect Mr. Lim Ming Seong as a Director, who            Mgmt          Against                        Against
       will retire by rotation pursuant to Article
       93 of the Company's Articles of Association

6.     Re-elect Mr. Robert J. Sachs as a Director,               Mgmt          For                            For
       who will retire by rotation pursuant to Article
       93 of the Company's Articles of Association

7.     Re-elect Mr. Sadao Maki as a Director, who will           Mgmt          Against                        Against
       retire pursuant to Article 99 of the Company's
       Articles of Association

8.     Approve the sum of SGD 1,078,000 as the Directors'        Mgmt          For                            For
       fees for the YE 31 DEC 2008

9.     Declare a final dividend of 4.5 cents per ordinary        Mgmt          For                            For
       share for the FYE 31 DEC 2008

10.    Re-appoint KPMG LLP as the Auditors of the Company        Mgmt          For                            For
       and authorize the Directors to fix their remuneration

11.    Authorize the Directors to: a] issue shares               Mgmt          For                            For
       in the capital of the Company [shares] whether
       by way of rights, bonus or otherwise; and/or;
       make or grant offers, agreements or options
       [collectively, instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b] [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] issue shares in pursuance of
       any instrument made or granted by the Directors
       while this resolution was in force, provided
       that: [1] the aggregate number of shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this resolution]
       does not exceed 50% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company [as calculated below],
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this resolution] does
       not exceed 20% of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company [as calculated below]; [2] [subject
       to such manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [ SGX-ST ] for the purpose of determining
       the aggregate number of shares that may be
       issued above, the total number of issued shares
       [excluding treasury shares] shall be based
       on the total number of issued shares [excluding
       treasury shares] in the capital of the Company,
       at the time this resolution is passed, after
       adjusting for: [i] new shares arising from
       the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time this resolution is passed; and
       [ii] any subsequent bonus issue, consolidation
       or subdivision of shares; [3] in exercising
       the authority conferred by this resolution,
       the Company shall comply with the provisions
       of the listing manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

12.    Authorize the Directors to allot and issue from           Mgmt          For                            For
       time to time such number of ordinary shares
       in the capital of the Company as may be required
       to be issued pursuant to the exercise of options
       granted under the StarHub Pte Ltd Share Option
       Plan

13.    Authorize the Directors to: offer and grant               Mgmt          For                            For
       options in accordance with the provisions of
       the StarHub Share Option Plan 2004 [the 'Share
       Option Plan'] and/or to grant awards in accordance
       with the provisions of the StarHub Performance
       Share Plan [the 'Performance Share Plan'] and/or
       the StarHub Restricted Stock Plan [the 'Restricted
       Stock Plan'] [the Share Option Plan, the Performance
       Share Plan and the Restricted Stock Plan, together
       the 'Share Plans']; and (b) allot and issue
       from time to time such number of ordinary shares
       in the capital of the Company as may be required
       to be issued pursuant to the exercise of options
       under the Share Option Plan and/or such number
       of fully paid ordinary shares as may be required
       to be issued pursuant to the vesting of awards
       under the Performance Share Plan and/or the
       Restricted Stock Plan, provided that the aggregate
       number of ordinary shares to be issued pursuant
       to the StarHub Pte Ltd Share Option Plan and
       the Share Plans shall not exceed 15% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company from
       time to time

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 STARHUB LTD, SINGAPORE                                                                      Agenda Number:  701857902
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8152F132
    Meeting Type:  EGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  SG1V12936232
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Companies Act], to purchase or otherwise acquire
       issued ordinary shares in the capital of the
       Company [the Shares] not exceeding in aggregate
       the maximum limit [as specified], at such price
       or prices as may be determined by the Directors
       from time to time up to the maximum price in
       relation to share to be purchased or acquired,
       means the purchase price [excluding related
       brokerage, commission applicable goods and
       services tax, stamp duties, clearance fees
       and other related expenses]which shall not
       exceed; a) in the case of a market purchase
       of a share 105% of the average closing price
       of the share; and b) in the case of an off-market
       purchase of a share pursuant to an annual access
       scheme 110% of the average closing price of
       the[as specified], whether by way of: a) market
       purchase[s] on the Singapore Exchange Securities
       Trading Limited [the SGX-ST] transacted through
       the SGX-ST's trading system and/or any other
       securities exchange on which the Shares may
       for the time being be listed and quoted [Other
       Exchange]; b) off-market purchase[s] [if effected
       otherwise than on the SGX-ST or, as the case
       may be, Other Exchange] in accordance with
       any equal access scheme[s] as may be determined
       or formulated by the Directors as they consider
       fit, which scheme[s] shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       or, as the case may be, other exchange as may
       for the time being be applicable; to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider expedient or
       necessary to give effect to the transactions
       contemplated and/or authorized by this resolution;
       [Authority expires at the conclusion of the
       next AGM of the Company is held and the date
       by which the next AGM of the Company is required
       by law to be held]; and/or any of them to do
       all such acts and things [including executing
       such documents as may be required] as they
       and/ or may consider expedient or necessary
       give effect to the transactions contemplated
       and/or authorized by this resolution

2.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual [Chapter 9] of the SGX-ST, for
       the Company, its subsidiaries and associated
       Companies that are entities at risk [as that
       term is used in Chapter 9], or any of them,
       to enter into any of the transactions falling
       within the types of interested person transactions
       described in appendix 1 to the circular with
       any party who is of the class of interested
       persons as specified, provided that such transactions
       are made on normal commercial terms and in
       accordance with the review procedures for such
       interested person transactions; [Authority
       expires until the conclusion of the next AGM
       of the Company] and; authorize the Directors
       of the Company to do all such acts and things
       [including executing all such documents as
       may be required] as they may consider expedient
       or necessary give effect to the shareholders'
       mandate and/or this resolution




--------------------------------------------------------------------------------------------------------------------------
 STATS CHIPPAC LTD                                                                           Agenda Number:  701895255
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8162B113
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  SG1I04877995
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited financial statements of the             Mgmt          For                            For
       Company for the FYE 30 DEC 2008, together with
       the reports of the Directors and the Auditors

2.     Appoint Mr. Rohit Sipahimalani as a Director              Mgmt          For                            For
       of the Company pursuant to Article 99 of the
       Articles of Association of the Company

3.A    Re-elect Mr. Teng Cheong Kwee as a Director,              Mgmt          For                            For
       who retires pursuant to Article 94 of the Articles
       of Association of the Company

3.B    Re-elect Mr. Tokumasa Yasui as a Director, who            Mgmt          For                            For
       retires pursuant to Article 94 of the Articles
       of Association of the Company

4.A    Re-elect Mr. Charles R. Wofford as a Director,            Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore [the Companies
       Act], until the next AGM of the Company

4.B    Re-elect Mr. R. Douglas Norbywho as a Director,           Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore [the Companies
       Act], until the next AGM of the Company

5.     Re-appoint PricewaterhouseCoopers as the Auditors,        Mgmt          For                            For
       until the conclusion of the next AGM of the
       Company at a remuneration to be determined
       by the Board of Directors upon the recommendation
       of the Audit Committee of the Board of Directors

6.     Approve the Directors' fees totaling approximately        Mgmt          For                            For
       USD 473,000 [approximately SGD 732,000 based
       on the exchange rate as of 27 FEB 2009] for
       the FYE 27 DEC 2009

7.A    Authorize the Director, to allot and issue shares         Mgmt          For                            For
       in connection therewith pursuant to Section
       161 of the Companies Act that pursuant to Section
       161 of the Companies Act, allot and issue shares
       in the capital of the Company whether by way
       of rights, bonus or otherwise; and/or (ii)
       make or grant offers, agreements or options
       [collectively, Instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and, [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] issue shares pursuant to any
       Instrument made or granted by the Directors
       while this Resolution was in force, provided
       that: the aggregate number of shares to be
       issued pursuant to this resolution [including
       shares to be issued pursuant to Instruments
       made or granted under this resolution] does
       not exceed 50% of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company [as calculated in accordance
       with this resolution], of which the aggregate
       number of shares to be issued other than on
       a pro rata basis to shareholders of the Company
       [including shares to be issued pursuant to
       Instruments made or granted under this resolution)
       does not exceed 6% of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company (as calculated in accordance
       with this resolution]; for the purpose of determining
       the aggregate number of shares that may be
       issued under this resolution, the total number
       of issued shares [excluding treasury shares]
       shall be based on the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company, at the time this Resolution
       is passed, after adjusting for: new shares
       arising from the exercise of any share options
       which are outstanding or subsisting at the
       time this resolution is passed; and any subsequent
       bonus issue, consolidation or subdivision of
       shares; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       the date by which the next AGM of the Company
       is required by law to be held]

7.B    Grant authority, to allot and issue shares,               Mgmt          For                            For
       pursuant to the STATS Chip PAC Ltd. Substitute
       Share Purchase and Option Plan and the STATS
       Chip PAC Ltd. Substitute Equity Incentive Plan
       [collectively, the Substitute Plans]; and authorize
       the Directors, to allot and issue from time
       to time such number of shares of the Company
       as may be required to be issued pursuant to
       the exercise of the options under the Substitute
       Plans

7.C    Grant authority, to allot and issue shares,               Mgmt          For                            For
       pursuant to the STATS ChipPAC Ltd. Share Option
       Plan, as amended [the Share Option Plan]; and
       authorize the Directors, to allot and issue
       form time to time such number of shares of
       the Company as may be required to be issued
       pursuant to the exercise of the options under
       the Share Option Plan

7.D    Approve that a new performance share plan to              Mgmt          For                            For
       be known as the STATS ChipPAC Ltd. Performance
       Share Plan 2009, as specified [the PSP 2009],
       the rules of which, for the purpose of identification,
       have been subscribed to by the Chairman of
       the AGM, having been produced at the AGM, under
       which performance shares [Performance Shares],
       which represent unfunded and unsecured rights
       to receive ordinary shares in the capital of
       the Company, will be granted, free of payment,
       to selected employees of the Company and its
       subsidiaries [Group], including the Chief Executive
       Officer of the Company and the Directors of
       the Group who perform an executive function,
       details of which are set out in the Proxy Statement
       dated 09 APR 2009 in respect of the AGM; authorize
       the die of the Company to establish the PSP
       2009; to delegate to a committee of Directors
       the administration of the PSP 2009 in accordance
       with the provisions of the PSP 2009; and to
       modify and/or alter the PSP 2009 from time
       to time, provided that such modification and/or
       alteration is effected in accordance with the
       provisions of the PSP 2009, and to do all such
       acts and to enter into all such transactions
       and arrangements as may be necessary or expedient
       in order to give full effect to the PSP 2009;
       and grant Performance Shares in accordance
       with the provisions of the PSP 2009 and to
       allot and issue from time to time such number
       of fully paid-up ordinary shares in the capital
       of the Company as may be required to be allotted
       and issued pursuant to the terms of the PSP
       2009, provided that the aggregate number of
       ordinary shares in the capital of the Company
       allotted and issued under the PSP 2009 shall
       not exceed the limits specified in the rules
       of the PSP 2009

7.E    Approve that a new equity grant plan to be known          Mgmt          For                            For
       as the STATS ChipPAC Ltd. Equity Grant Plan
       for Non-Executive Directors, as substantially
       set forth in Appendix 2 to the Proxy Statement
       dated 09 APR 2009 in respect of the AGM [the
       NED Plan], the rules of which, for the purpose
       of identification, have been subscribed to
       by the Chairman of the AGM, having been produced
       at the AGM, under which offers will be made
       to selected the Directors of the Company who
       perform a non-executive function [Non-Executive
       Directors] to participate in the NED Plan,
       and pursuant thereto, fully paid-up ordinary
       shares in the capital of the Company may be
       allotted and issued, free of payment, to such
       participants as specified; authorize the die
       of the Company to establish the NED Plan; to
       delegate to a committee of Directors the administration
       of the NED Plan in accordance with the provisions
       of the NED Plan; and to modify and/or alter
       the NED Plan from time to time, provided that
       such modification and/or alteration is effected
       in accordance with the provisions of the NED
       Plan, and to do all such acts and to enter
       into all such transactions and arrangements
       as may be necessary or expedient in order to
       give full effect to the NED Plan; and to the
       make offers to selected Non-Executive Directors
       to participate in the NED Plan in accordance
       with the NED Plan and to allot and issue from
       time to time such number of fully paid-up ordinary
       shares in the capital of the Company as may
       be required to be allotted and issued pursuant
       to the terms of the NED Plan, provided that
       the aggregate number of ordinary shares in
       the capital of the Company allotted and issued
       under the NED Plan shall not exceed the limits
       specified in the rules of the NED Plan

7.F    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, of all the powers of the Company
       to purchase or otherwise acquire issued ordinary
       shares each fully paid in the capital of the
       Company [Shares] not exceeding in aggregate
       the Maximum Percentage means that number of
       issued Shares representing 2.5% of the total
       number of issued Shares of the Company as of
       the date of the passing of this Resolution
       [excluding any Shares which are held as treasury
       shares as of that date]; at such price or prices
       as may be determined by the Directors from
       time to time up to the Maximum Price which
       shall not exceed 105% of the highest independent
       bid or the last independent transaction price,
       whichever is the higher, quoted on the SGX-ST
       at the time the purchase is effected; whether
       by way of: market purchase(s) on the Singapore
       Exchange Securities Trading Limited [SGX-ST]
       transacted through the SGX-ST' s trading system;
       and/or (bb) off-market purchase(s) (if effected
       otherwise than on the SGX-ST) in accordance
       with any equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations as may for the time being
       be applicable, and unconditionally [the Share
       Purchase Mandate];[Authority expires the earlier
       of the next AGM of the Company is held and
       the date by which the next AGM of the Company
       is required by law to be held]; and authorize
       the Directors of the Company to complete and
       do all such acts and things [including executing
       such documents as may be required] as they
       and/or he may consider expedient or necessary
       to give effect to the transaction contemplated
       and/or authorized by this resolution

8.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 STELLA INTL HLDGS LTD                                                                       Agenda Number:  701868626
--------------------------------------------------------------------------------------------------------------------------
        Security:  G84698102
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  KYG846981028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements of the Company and its
       subsidiaries and the reports of the Directors
       [Directors] and the Auditors [Auditors] of
       the Company for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.I    Re-elect Mr. Chen Johnny as an Independent Non-Executive  Mgmt          For                            For
       Director

3.II   Re-elect Mr. Shih Takuen, Daniel as an Executive          Mgmt          Against                        Against
       Director

3.III  Re-elect Mr. Shieh Tung- Pi, Billy as an Executive        Mgmt          Against                        Against
       Director

3.IV   Re-elect Mr. Ng Hak Kim as an Independent Non-Executive   Mgmt          For                            For
       Director

3.V    Authorize the Board [Board] of Directors to               Mgmt          For                            For
       fix the remuneration of the Directors

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       for the year ending 31 DEC 2009 and authorize
       the Board to fix their remuneration

5.     Authorize the Directors, pursuant to the Rules            Mgmt          For                            For
       Governing the Listing of Securities on The
       Stock Exchange of Hong Kong Limited and all
       other applicable laws, to allot, issue and
       deal with additional shares [Shares] of HKD
       0.10 each in the share capital of the Company
       and make or grant offers, agreements and options
       [including warrants, bonds and debentures convertible
       into shares] during and after the relevant
       period, not exceeding the aggregate of 20%
       of the aggregate nominal amount of the issued
       share capital of the Company; otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of options granted under the Long Term Incentive
       Scheme or similar arrangement adopted by the
       Company from time to time; or iii) any scrip
       dividend or similar arrangements providing
       for allotment and issue of shares in lieu of
       the whole or part of a dividend on shares in
       accordance with the Articles of Association
       [Articles of Association] of the Company and
       other relevant regulations in force from time
       to time; or iv) any issue of shares upon the
       exercise of rights of subscription or conversion
       under the terms of any warrants of the Company
       or any securities which are convertible into
       Shares; [Authority expires the earlier of the
       conclusion of the next AGM of Company; or the
       expiration of the period within which the next
       AGM of the Company is required by the Articles
       of Association or any applicable law of the
       Cayman Islands to be held]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares [Shares] of HKD 0.10 each in the share
       capital of the Company during the relevant
       period, on the Stock Exchange of Hong Kong
       Limited [Stock Exchange] or any other stock
       exchange on which Shares may be listed and
       recognized by the Securities and Futures Commission
       of Hong Kong [SFC] and the stock exchange for
       such purpose, and subject to and in accordance
       with the rules and regulations of the SFC,
       the Stock Exchange, the Companies Law, Chapter
       22 [Law 3 of 1961, as consolidated and revised]
       of the Cayman Islands and all other applicable
       laws as amended from time to time in this regard,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of Company; or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association or any applicable Law of the Cayman
       Islands to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       additional shares pursuant to Resolution 5,
       by an amount representing the aggregate nominal
       amount of the share capital repurchased pursuant
       to Resolution 6, provided that such amount
       does not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing the Resolution 6

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 STRAITS RESOURCES LTD, WEST PERTH WA                                                        Agenda Number:  701820133
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8785Z108
    Meeting Type:  OGM
    Meeting Date:  20-Apr-2009
          Ticker:
            ISIN:  AU000000SRL6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Ratify and approve, for the purpose of ASX Listing        Mgmt          For                            For
       Rule 7.4 and for all other purposes, the prior
       issue of 33,500,000 Convertible Unsecured Notes
       for AUD 48.575 million to Standard Chartered
       Private Equity Limited on 02 FEB 2009 and the
       maximum number of shares that may be required
       to be issued on conversion under the Convertible
       Note Subscription Agreement on the terms as
       specified

2.     Approve, for the purpose the ASX Listing Rule             Mgmt          For                            For
       7.1 and all other purposes, the proposed issue
       of 21,500,000 Convertible Unsecured Notes for
       AUD 31.175 million to Standard Chartered Private
       Equity Limited and the maximum number of shares
       that may be required to be issued on conversion
       under the Convertible Note Subscription Agreement
       on the terms as specified

3.     Elect Mr. William Edward Alastair Morrison as             Mgmt          For                            For
       a Director of the Company

       PLEASE NOTE THAT THE COMPANY NEED NOT DISREGARD           Non-Voting    No vote
       A VOTE IF IT IS CAST: BY A PERSON AS PROXY
       FOR A PERSON WHO IS ENTITLED TO VOTE [IN ACCORDANCE
       WITH THE DIRECTORS OF THE PROXY FORM] OR BY
       THE PERSON CHAIRING THE MEETING AS PROXY FOR
       A PERSON WHO IS ENTITLED TO VOTE [IN ACCORDANCE
       WITH A DIRECTION ON THE PROXY FORM TO VOTE
       AS THE PROXY DECIDES]. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 STX PAN OCEAN CO LTD, SEOUL                                                                 Agenda Number:  701679764
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y81718101
    Meeting Type:  EGM
    Meeting Date:  31-Oct-2008
          Ticker:
            ISIN:  KR7028670008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION FOR THIS MEETING. THANK YOU.

1.     Amend the Articles of Incorporation as specified          Mgmt          For                            For

2.     Approve the reverse stock split                           Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 STX PAN OCEAN CO LTD, SEOUL                                                                 Agenda Number:  701826349
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y81718101
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  KR7028670008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION IN KOREA. THANK YOU.

1.     Approve the balance sheet, income statement               Mgmt          For                            For
       and statement of appropriation of retained
       earnings for FYE 2008 and expected cash dividend:
       KRW 365 per share

2.     Elect Mr. Sung Yub Choo as a Director; re-appoint         Mgmt          For                            For
       Messrs. Gun Suk Han, Duk Keun Cha, Dong Moo
       Choi, Seng Chee Wong as Independent Directors

3.     Re-appoint Messrs. Gun Suk Han, Duk Keun Cha,             Mgmt          For                            For
       Dong Moo Choi, Seng Chee Wong as the Members
       of the Audit Committee

4.     Approve the limit of remuneration for the Directors       Mgmt          Against                        Against

5.     Appoint Messrs. Samjong KPMG as an Auditor of             Mgmt          For                            For
       the Company

6.     Amend the renewal to general mandate for business         Mgmt          For                            For
       with special related person

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NAMES IN RESOLUTIONS 2, 3 AND 5. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 STX PAN OCEAN CO LTD, SEOUL                                                                 Agenda Number:  701924816
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y81718101
    Meeting Type:  EGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  KR7028670008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION FOR KOREAN MEETING. THANK YOU.

1.     Approve the delegation on issuance authority              Mgmt          For                            For
       of stocks and any stock related Securities




--------------------------------------------------------------------------------------------------------------------------
 TCL COMMUNICATION TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                      Agenda Number:  701721551
--------------------------------------------------------------------------------------------------------------------------
        Security:  G87016104
    Meeting Type:  EGM
    Meeting Date:  16-Oct-2008
          Ticker:
            ISIN:  KYG870161042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Equipment Purchase Agreement       Mgmt          For                            For
       [as defined in the circular to TCL Communication
       Technology Holdings Limited [the Company] dated
       29 SEP 2008 [the Circular], the terms and the
       transactions thereunder; and authorize any
       Director of the Company to take any step and
       execute such other documents as they consider
       necessary, desirable or expedient to carry
       out or give effect to or otherwise in connection
       with the Equipment Purchase Agreement or the
       transactions contemplated thereby

2.     Approve and ratify the Deposit Services under             Mgmt          For                            For
       the Renewal Agreement [as defined in the Circular],
       the terms and the transactions thereunder,
       together with the relevant proposed in relation
       to such transactions for the 3 FY ending 31
       DEC 2011 as set out in the Circular; and authorize
       any Director of the Company to take any step
       and execute such other documents as they consider
       necessary, desirable or expedient to carry
       out or give effect to or otherwise in connection
       with the Renewal Agreement or the transactions
       contemplated thereby




--------------------------------------------------------------------------------------------------------------------------
 TCL COMMUNICATION TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                      Agenda Number:  701792423
--------------------------------------------------------------------------------------------------------------------------
        Security:  G87016104
    Meeting Type:  EGM
    Meeting Date:  22-Jan-2009
          Ticker:
            ISIN:  KYG870161042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR IN 'AGAINST' FOR RESOLUTION
       1. THANK YOU.

1.     Approve, subject to and conditional upon the              Mgmt          For                            For
       granting by the Listing Committee of the Stock
       Exchange of Hong Kong Limited of the listing
       of, and permission to deal in, the Consolidated
       Shares [as specified]: a) every 10 existing
       issued and unissued ordinary shares of par
       value HKD 0.1 each in the share capital of
       the Company be consolidated into 1 ordinary
       share of par value HKD 1.00 [Consolidated Share]
       and such consolidation shall take effect on
       the next business day, being any day [other
       than Saturday, Sunday or public holiday] on
       which licensed banks in Hong Kong are generally
       open for business throughout their normal business
       hours, immediately following the date on which
       this Resolution is passed; b) the Consolidated
       Shares shall rank pari passu in all respects
       with each other in accordance with the Memorandum
       of Association and Articles of Association
       of the Company; c) all fractional Consolidated
       Shares will be disregarded and not be issued
       to the holders of the existing ordinary shares
       of the Company but all fractional Consolidated
       Shares will be aggregated and, if possible,
       sold for the benefit of the Company; and authorize
       the Directors of the Company to do all such
       acts and things and execute all such documents,
       including under the seal of the Company, where
       applicable, as they consider necessary or expedient
       to implement and give effect to the arrangements
       set out in this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE.IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TCL MULTIMEDIA TECHNOLOGY HOLDINGS LTD                                                      Agenda Number:  701747428
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8701T104
    Meeting Type:  EGM
    Meeting Date:  25-Nov-2008
          Ticker:
            ISIN:  KYG8701T1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Approve the proposed annual caps for the 3 financial      Mgmt          For                            For
       years ending 31 DEC 2011 in respect of the
       transactions under the TCL Trademark License
       Agreement [as specified]

2.     Approve and ratify the second supplemental agreement      Mgmt          For                            For
       dated 09 OCT 2008 to the Master Overseas Supply
       Agreement [as specified], the terms and the
       transactions there under [as specified] together
       with the relevant proposed annual caps in relation
       to such transactions for the 3 financial years
       ending 31 DEC 2011 as specified [as specified]
       and authorize any Director of the Company to
       take such action, do such things and execute
       such further documents or deed, as such Director
       may, in his opinion, deem necessary or desirable
       for the purpose of implementing or giving effect
       to the said second supplemental agreement or
       the transactions contemplated thereby

3.     Approve and ratify the Master Sourcing [Renewal]          Mgmt          For                            For
       Agreement [as specified], the terms and the
       transactions there under [as specified], together
       with the relevant proposed annual caps in relation
       to such transactions for the 3 financial years
       ending 31 DEC 2011 as specified; and authorize
       any Director of the Company to take any step
       and execute such other documents as they consider
       necessary, desirable or expedient to carry
       out or give effect to or otherwise in connection
       with the Master Sourcing [Renewal] Agreement
       or the transactions contemplated thereby

4.     Approve and ratify the Master Supply [Renewal]            Mgmt          For                            For
       Agreement [as specified], the terms and the
       transactions there under [as specified], together
       with the relevant proposed annual caps in relation
       to such transactions for the 3 financial years
       ending 31 DEC 2011 as specified; and authorize
       any Director of the Company to take any step
       and execute such other documents as they consider
       necessary, desirable or expedient to carry
       out or give effect to or otherwise in connection
       with the Master Supply [Renewal] Agreement
       or the transactions contemplated thereby

5.     Approve and ratify the Deposit Services under             Mgmt          Against                        Against
       the Financial Services Framework [Renewal]
       Agreement [as specified], the terms and the
       transactions there under [as specified], together
       with the relevant proposed caps in relation
       to such transactions for the 3 financial years
       ending 31 DEC 2011 as specified; and authorize
       any Director of the Company to take any step
       and execute such other documents as they consider
       necessary, desirable or expedient to carry
       out or give effect to or otherwise in connection
       with the Financial Services Framework [Renewal]
       Agreement or the transactions contemplated
       thereby

6.     Approve and ratify the supplemental agreement             Mgmt          For                            For
       dated 09 OCT 2008 to the Master Logistics Service
       Supply Agreement [as specified], the terms
       and the transactions there under [as specified],
       together with the relevant proposed annual
       caps in relation to such transactions for the
       3 financial years ending 31 DEC 2011 as specified;
       and authorize any Director of the Company to
       take any step and execute such other documents
       as they consider necessary, desirable or expedient
       to carry out or give effect to or otherwise
       in connection with the supplemental agreement
       to the Master Logistics Service Supply Agreement
       or the transactions contemplated thereby

7.     Approve and ratify the Master Subcontracting              Mgmt          For                            For
       [Renewal] Agreement [as specified], the terms
       and the transactions there under [as specified],
       together with the relevant proposed annual
       caps in relation to such transactions for the
       3 financial years ending 31 DEC 2011 as specified;
       and authorize any Director of the Company to
       take any step and execute such other documents
       as they consider necessary, desirable or expedient
       to carry out or give effect to or otherwise
       in connection with the Master Subcontracting
       [Renewal] Agreement or the transactions contemplated
       thereby

8.     Approve and ratify the supplemental agreement             Mgmt          For                            For
       dated 09 OCT 2008 to the Master Call Centre
       Services Supply Agreement [as specified], the
       terms and the transactions there under [as
       specified], together with the relevant proposed
       annual caps in relation to such transactions
       for the 3 financial years ending 31 DEC 2011
       as specified; and authorize any Director of
       the Company to take any step and execute such
       other documents as they consider necessary,
       desirable or expedient to carry out or give
       effect to or otherwise in connection with the
       supplemental agreement to the Master Call Centre
       Services Supply Agreement or the transactions
       contemplated thereby

9.     Approve and ratify the Loan and Charge Agreement          Mgmt          For                            For
       [as specified], the terms and the transactions
       there under [as specified], together with the
       relevant proposed annual caps in relation to
       such transactions for the 3 financial years
       ending 31 DEC 2010 as specified; and authorize
       any Director of the Company to take any step
       and execute such other documents as they consider
       necessary, desirable or expedient to carry
       out or give effect to or otherwise in connection
       with the Loan and Charge Agreement or the transactions
       contemplated thereby

10.    Approve and ratify the New Lease Framework [Tenant]       Mgmt          For                            For
       Agreement [as specified], the terms and the
       transactions there under [as specified], together
       with the relevant proposed annual caps in relation
       to such transactions for the 3 financial years
       ending 31 DEC 2011 as specified; and authorize
       any Director of the Company to take any step
       and execute such other documents as they consider
       necessary, desirable or expedient to carry
       out or give effect to or otherwise in connection
       with the New Lease Framework [Tenant] Agreement
       or the transactions contemplated thereby

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TCL MULTIMEDIA TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                         Agenda Number:  701651552
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8701T104
    Meeting Type:  EGM
    Meeting Date:  15-Jul-2008
          Ticker:
            ISIN:  KYG8701T1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the execution of the subscription      Mgmt          For                            For
       agreements [the 'Subscription Agreements']
       dated 30 MAY 2008 and entered into between
       the Company and the Subscribers [as defined
       in the circular of the Company dated 27 JUN
       2008], respectively, in relation to the subscription
       of 4,386,432,755 shares of HKD 0.10 each in
       the share capital of the Company [the 'Subscription
       Shares'] at a price of HKD 0.275 per Subscription
       Share [the 'Subscription'], as specified, for
       identification purpose and the Subscription
       and the performance by the Company thereof
       and the transactions contemplated thereby;
       and authorize any 1 or more of the Directors
       to sign or execute such other documents or
       supplemental agreements or deeds on behalf
       of the Company and to do all such things and
       take all such actions as he or they may consider
       necessary or desirable for the purpose of giving
       effect to the Subscription Agreements and completing
       the transactions contemplated by the Subscription
       Agreements with such changes as any such Director[s]
       may consider necessary, desirable or expedient

2.     Approve and ratify, conditional upon the Ordinary         Mgmt          For                            For
       Resolution no.1 contained in this notice of
       the EGM of which this resolution forms part
       being approved, the execution of the assignment
       agreement [the 'Assignment Agreement'] dated
       30 MAY 2008 and entered into between the Company
       and T.C.L. Industries Holdings [H.K.] Limited,
       in relation to the assignment of the loans
       in the aggregate amount of HKD HKD 117,524,522.3
       due and payable by TCL Holdings [BVI] Limited
       and TCL International Electronics [BVI] Limited,
       each a wholly owned subsidiary of the Company,
       by T.C.L. Industries Holdings [H.K.] Limited
       to the Company, at a consideration by the issue
       and allotment of 427,361,899 shares of HKD
       0.10 each in the share capital of the Company
       [the 'Consideration Shares'] at a price of
       HKD 0.275 per Consideration Share [the 'Assignment
       of Loan'], as specified, for identification
       purpose and the Assignment of Loan and the
       performance by the Company thereof and the
       transactions contemplated thereby; and authorize
       any 1 or more of the Directors to sign or execute
       such other documents or supplemental agreements
       or deeds on behalf of the Company and to do
       all such things and take all such actions as
       he or they may consider necessary or desirable
       for the purpose of giving effect to the Assignment
       Agreement and completing the transactions contemplated
       by the Assignment Agreement with such changes
       as any such Director[s] may consider necessary,
       desirable or expedient

3.     Approve, conditional upon the ordinary Resolution         Mgmt          For                            For
       nos. 1 and 2 contained in this notice of the
       EGM of which this resolution forms part being
       approved, the waiver for T.C.L. Industries
       Holdings [H.K.] Limited and its parties acting
       in concert from the obligations which may arise
       under Rule 26 of the Hong Kong Code on Takeovers
       and Mergers promulgated by the Securities and
       Futures Commission to make a general offer
       for all the shares of the Company not already
       owned or agreed to be acquired by them as a
       result of the completion of the Subscription
       [as defined in the Ordinary Resolution no.
       1 contained in this notice of the EGM of which
       this resolution forms part) and the Assignment
       of Loan [as defined in the Ordinary Resolution
       no. 2 contained in this notice of the EGM of
       which this resolution forms part]

4.     Authorize the Directors, conditional upon the             Mgmt          For                            For
       Ordinary Resolutions nos. 1 and 3 contained
       in this notice of the EGM of which this resolution
       forms part being approved and becoming unconditional
       and effective, to issue and allot 4,386,432,755
       shares of HKD 0.10 each in the share capital
       of the Company to the Subscribers [or to such
       other person or persons as they may nominate]
       upon the completion of the Subscription [as
       defined in the Ordinary Resolution no. 1 contained
       in this notice of the EGM of which this resolution
       forms part] pursuant to the terms of the Subscription
       Agreements [as defined in the ordinary resolution
       no. 1 contained in this notice of the EGM of
       which this resolution forms part]

5.     Authorize the Directors, conditional upon the             Mgmt          For                            For
       Ordinary Resolutions nos. 2 and 3 contained
       in this notice of the EGM of which this resolution
       forms part being approved and becoming unconditional
       and effective, to issue and allot 427,361,899
       shares of HKD 0.10 each in the share capital
       of the Company to T.C.L. Industries Holdings
       [H.K.] Limited [or to such other person or
       persons as it may nominate] upon the completion
       of the Assignment of Loan [as defined in the
       Ordinary Resolution no. 2 contained in this
       notice of the EGM of which this resolution
       forms part] pursuant to the terms of the Assignment
       Agreement [as defined in the ordinary resolution
       no. 2 contained in this notice of the Extraordinary
       General Meeting of which this resolution forms
       part]




--------------------------------------------------------------------------------------------------------------------------
 TCL MULTIMEDIA TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                         Agenda Number:  701673318
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8701T104
    Meeting Type:  EGM
    Meeting Date:  15-Aug-2008
          Ticker:
            ISIN:  KYG8701T1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the execution of the Subscription      Mgmt          For                            For
       Agreements [the Subscription Agreements] dated
       30 MAY 2008 and entered into between the Company
       and the Subscribers [as specified], respectively,
       in relation to the subscription of 4,386,432,755
       shares of HKD 0.10 each in the share capital
       of the Company [the Subscription Shares] at
       a price of HKD 0.275 per Subscription Share
       [the Subscription], [as specified] and the
       Subscription and the performance by the Company
       thereof and the transactions contemplated thereby;
       authorize any 1 or more of the Directors to
       sign or execute such other documents or supplemental
       agreements or deeds on behalf of the Company
       and to do all such things and take all such
       actions as he or they may consider necessary
       or desirable for the purpose of giving effect
       to the Subscription Agreements and completing
       the transactions contemplated by the Subscription
       Agreements with such changes as any such Director(s)
       may consider necessary, desirable or expedient;
       and approve the waiver for TCL Industries Holdings
       [HK] Limited and its parties acting in concert
       from the obligations which may arise under
       Rule 26 of the Hong Kong Code on Takeovers
       and Mergers promulgated by the Securities and
       Futures Commission to make a general offer
       for all the shares of the Company not already
       owned or agreed to be acquired by them as a
       result of the completion of the Subscription;
       and authorize the Directors to issue and allot
       4,386,432,755 shares of HKD 0.10 each in the
       share capital of the Company to the Subscribers
       [or to such other person or persons as they
       may nominate] upon the completion of the Subscription
       pursuant to the terms of the Subscription Agreements




--------------------------------------------------------------------------------------------------------------------------
 TCL MULTIMEDIA TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                         Agenda Number:  701792435
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8701T104
    Meeting Type:  EGM
    Meeting Date:  22-Jan-2009
          Ticker:
            ISIN:  KYG8701T1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve, subject to and conditional upon the              Mgmt          For                            For
       granting by the listing committee of the Stock
       Exchange of Hong Kong Limited of the listing
       of, and permission to deal in, the Consolidated
       Shares: (a) every 10 existing issued and unissued
       ordinary shares of par value HKD 0.1 each in
       the share capital of the Company be consolidated
       into one ordinary share of par value HKD 1.00
       ['Consolidated Share'] and such consolidation
       shall take effect on the next business day,
       being any day (other than Saturday, Sunday
       or public holiday) on which licensed banks
       in Hong Kong are generally open for business
       throughout their normal business hours, immediately
       following the date on which this resolution
       is passed; (b) the Consolidated Shares shall
       rank pari passu in all respects with each other
       in accordance with the Memorandum of association
       and Articles of Association of the Company;
       (c) all fractional Consolidated Shares will
       be disregarded and not be issued to the holders
       of the existing ordinary shares of the Company
       but all fractional consolidated shares will
       be aggregated and, if possible, sold for the
       benefit of the Company; and authorize the Directors
       of the Company to do all such acts and things
       and execute all such documents, including under
       the seal of the Company, where applicable,
       as they consider necessary or expedient to
       implement and give effect to the arrangements
       set out in this resolution

2.     Re-elect Mr. Huang Xubin, as a Director, who              Mgmt          For                            For
       retiring and authorize the Board of Directors
       of the Company to fix Mr. Huang Xubin's remuneration
       as a Director

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TCL MULTIMEDIA TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                         Agenda Number:  701886840
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8701T138
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  KYG8701T1388
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the consolidated audited financial      Mgmt          For                            For
       statements and the reports of the Directors
       of the Company [the Directors] and the Independent
       Auditors [the Auditors] for the YE 31 DEC 2008

2.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       and to authorize the Board of Directors to
       fix their remuneration

3.     Elect Mr. Yu Guanghui as an Executive Director            Mgmt          Against                        Against

4.a    Re-elect Mr. Leong Yue Wing as an Executive               Mgmt          Against                        Against
       Director

4.b    Re-elect Mr. Shi Wanwen as an Executive Director          Mgmt          Against                        Against

4.c    Re-elect Mr. Albert Thomas Da Rosa, Junior as             Mgmt          Against                        Against
       an Non-Executive Director until the conclusion
       of the next AGM of the Company

4.d    Re-elect Mr. Tang Guliang as an Independent               Mgmt          For                            For
       Non-Executive Director until the conclusion
       of the next AGM of the Company

5.a    Re-elect Mr. Robert Maarten Westerhof as an               Mgmt          For                            For
       Independent Non-Executive Director until the
       conclusion of the next AGM of the Company

5.b    Re-elect Ms. Wu Shihong as an Independent Non-Executive   Mgmt          For                            For
       Director and to hold office until the conclusion
       of the next AGM of the Company

6.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

7.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with unissued shares in the
       Company [Share] or securities convertible into
       Shares or options, warrants or similar rights
       to subscribe for any Shares or such convertible
       securities and to make or grant offers, agreements
       or options which would or might require the
       exercise of such powers either during or after
       the relevant period, in addition to any Shares
       which may be issued from time to time (a) on
       a rights issue or (b) upon the exercise of
       any options under any option scheme or similar
       arrangement for the time being adopted for
       the grant or issue of Shares or rights to acquire
       Shares or (c) upon the exercise of rights of
       subscription or conversion attaching to any
       warrants or convertible bonds issued by the
       Company or any securities which are convertible
       into Shares the issue of which warrants and
       other securities has previously been approved
       by shareholders of the Company or (d) as any
       scrip dividend or similar arrangements pursuant
       to the Articles of Association of the Company,
       not exceeding 20% of the issued share capital
       of the Company as at the date of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       law to be held]

8.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period, to purchase shares, subject
       to and in accordance with all applicable laws,
       to procure the Company to repurchases shares
       at such price as the Directors may at their
       discretion determine, and the aggregate nominal
       amount of shares of the Company purchased by
       the Company pursuant to the approval in this
       resolution shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the AGM;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       law to be held]

9.     Approve, subject to the availability of unissued          Mgmt          For                            For
       share capital and conditional upon the Resolutions
       7 and 8 being passed, the aggregate nominal
       amount of the shares which are repurchased
       by the Company pursuant to and in accordance
       with Resolution 8 shall be added to the aggregate
       nominal amount of the share capital of the
       Company that may be allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       pursuant to and in accordance with Resolution
       7




--------------------------------------------------------------------------------------------------------------------------
 TELEVISION BROADCASTS LTD                                                                   Agenda Number:  701907846
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85830100
    Meeting Type:  AGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  HK0511001957
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Adopt the audited financial statements, the               Mgmt          For                            For
       Directors' report and the Independent Auditors'
       report for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.i    Re-elect Ms. Mona Fong as a retiring Director             Mgmt          For                            For

3.ii   Re-elect Mrs. Christina Lee Look Ngan Kwan as             Mgmt          For                            For
       a retiring Director

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, in substitution of all
       previous authorities, during or after the relevant
       period, to allot, issue and deal with unissued
       shares in the capital of the Company and to
       make or grant offers, agreements, options and
       other rights or issue securities, which might
       require the exercise of such powers, the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted or issued [whether pursuant to
       an option or otherwise] by the Directors of
       the Company, otherwise than pursuant to i)
       a rights Issue; or ii) any scrip dividend or
       similar arrangement providing for allotment
       of shares in lieu of the whole or part of a
       dividend on the ordinary shares in the Company
       [such ordinary shares being defined in this
       and the following Resolution 6, shares] in
       accordance with the Articles of Association
       of the Company, shall not exceed the aggregate
       of: i) 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this resolution;
       and ii) [if the Directors of the Company are
       so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of any share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing of this resolution];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any other applicable
       Law to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, during the relevant period
       of all powers of the Company to purchase shares
       on the Stock Exchange of Hong Kong Limited
       or any other Stock Exchange on which the shares
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       of Hong Kong Limited; the aggregate nominal
       amount of shares which may be purchased by
       the Company pursuant to this resolution shall
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM of
       the Company is required by the Articles or
       any other applicable law to be held]

7.     Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company referred to in paragraph
       (a) of Resolution (5) above in respect of the
       share capital of the Company referred to in
       paragraph (c)(ii) of Resolution (5)

8.     Approve the period of 30 days during which the            Mgmt          Against                        Against
       Company's register of Members may be closed
       under Section 99(1) of the Companies Ordinance
       during the calendar year 2009, be extended,
       pursuant to Section 99(2) of the Companies
       Ordinance, to 60 days

S.9    Amend the Articles 2, 53, 65, 66, 68, 73, 74,             Mgmt          For                            For
       75, 76, 77, 86, 86A, 89, 93, 106, 108, 109,
       111, 113, 114, 119, 171 and 176 of the Articles
       of Association of the Company as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TEN NETWORK HOLDINGS LIMITED                                                                Agenda Number:  701770794
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8980R109
    Meeting Type:  AGM
    Meeting Date:  18-Dec-2008
          Ticker:
            ISIN:  AU000000TEN8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 513295 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU

1.     Receive the financial report of the Company               Non-Voting    No vote
       and its controlled entities for the YE 31 AUG
       2008 and the reports of the Directors and the
       Auditors

2.     Re-elect Mr. Peter Viner as a Director, who               Mgmt          Against                        Against
       retires by rotation in accordance with the
       Constitution of the Company

3.     Adopt the remuneration report for the YE 31               Mgmt          Against                        Against
       AUG 2008




--------------------------------------------------------------------------------------------------------------------------
 TENCENT HLDGS LTD                                                                           Agenda Number:  701922999
--------------------------------------------------------------------------------------------------------------------------
        Security:  G87572122
    Meeting Type:  EGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  KYG875721220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.

1.     Approve and adopt, conditional upon the Listing           Mgmt          For                            For
       Committee of The Stock Exchange of Hong Kong
       Limited granting the listing of and permission
       to deal in the shares of the Company, representing
       2% of the issued share capital of the Company
       as at the date of passing this resolution,
       to be issued pursuant to the exercise of any
       options granted under the 2009 Share Option
       Scheme [as specified], the rules of the new
       share option scheme [2009 Share Option Scheme]
       of the Company as an additional Share Option
       Scheme of the Company; and authorize the Directors
       of the Company at their absolute discretion,
       to grant options thereunder and to allot and
       issue shares of the Company pursuant to the
       exercise of such option

2.     Amend Paragraph 3 of the share award scheme               Mgmt          For                            For
       of the Company adopted on 13 DEC 2007 as specified




--------------------------------------------------------------------------------------------------------------------------
 TENCENT HLDGS LTD                                                                           Agenda Number:  701923941
--------------------------------------------------------------------------------------------------------------------------
        Security:  G87572122
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  KYG875721220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 555648 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR'' OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and Auditors
       for the YE 31 DEC 2008

2.I    Declare a final dividend                                  Mgmt          For                            For

2.II   Declare a special dividend                                Mgmt          For                            For

3.I.a  Re-elect Mr. Iain Ferguson Bruce as a Director            Mgmt          For                            For

3.I.b  Re-elect Mr. Ian Charles Stone as a Director              Mgmt          For                            For

3.II   Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Auditors and authorize the Board               Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and dispose of additional shares in the
       Company and to make or grant offers, agreements,
       options or warrants which would or might require
       the exercise of such powers, during and after
       the relevant period, the aggregate nominal
       value of share capital allotted or agreed [whether
       pursuant to an option or otherwise] by the
       Directors of the Company pursuant to the mandate
       in this resolution, otherwise than pursuant
       to: i) a Rights Issue, or ii) any Option Scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the officers and/or
       employees of the Company and/or any of its
       subsidiaries of shares or rights to acquire
       shares of the Company or iii) any scrip dividend
       or similar arrangement pursuant to the Articles
       of Association of the Company from time to
       time, shall not exceed 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of this Resolution
       and the said mandate shall be limited accordingly;
       [Authority expires at the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or by Law to be held]

6.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       or otherwise acquire shares of HKD 0.0001 each
       in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited,
       provided that the aggregate nominal amount
       of shares so purchased or otherwise acquired
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of this resolution; and
       [Authority expires at the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or by law to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, the aggregate nominal amount of the
       shares which are purchased or otherwise acquired
       by the Company pursuant to Resolution 6 be
       added to the aggregate nominal amount of the
       shares which may be issued pursuant to Resolution
       5




--------------------------------------------------------------------------------------------------------------------------
 TEXWINCA HOLDINGS LTD                                                                       Agenda Number:  701669650
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8770Z106
    Meeting Type:  AGM
    Meeting Date:  28-Aug-2008
          Ticker:
            ISIN:  BMG8770Z1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements,    Mgmt          For                            For
       the report of the Directors and the Independent
       Auditors' report for the YE 31 MAR 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.A.i  Elect Mr. Poon Bun Chak as a Director                     Mgmt          For                            For

3A.ii  Elect Mr. Poon Kai Chak as a Director                     Mgmt          For                            For

3Aiii  Elect Mr. Poon Kei Chak as a Director                     Mgmt          For                            For

3.iv   Elect Mr. Poon Kwan Chak as a Director                    Mgmt          For                            For

3.v    Elect Mr. Ting Kit Chung as a Director                    Mgmt          For                            For

3.vi   Elect Mr. Au Son Yiu as a Director                        Mgmt          For                            For

3.vii  Elect Mr. Cheng Shu Wing as a Director                    Mgmt          For                            For

3viii  Elect Mr. Wong Tze Kin, David as a Director               Mgmt          Against                        Against

3.B    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Appoint the Auditors and authorize the Board              Mgmt          For                            For
       of Directors to fix the Auditors' remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to Paragraph (b) of this resolution to purchase
       its shares, subject to and in accordance with
       all applicable Laws, during the relevant period,
       not exceeding 10% of the total nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution; and
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-Laws of
       the Company or any applicable Laws to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of the
       Company and to make or grant offers, agreements
       and options which would or might require shares
       to be allotted, issue or dealt during the relevant
       period, not exceeding 20% of the total nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution,
       otherwise than pursuant to: i) a rights issue;
       or ii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to Officers and/or employees of the Company
       and/or any of its subsidiaries and/or any eligible
       grantee pursuant to the scheme of shares or
       rights to acquire shares of the Company; or
       iii) any scrip dividend scheme or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the bye-laws
       of the Company; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable Laws to be held]

7.     Approve, the general mandate granted to the               Mgmt          For                            For
       Directors of the Company pursuant to the Resolution
       6, to extend by the addition thereto of an
       amount representing the total nominal amount
       of shares in the capital of the Company repurchased
       by the Company pursuant to the mandate referred
       to Resolution 5, provided that such amount
       does not exceed 10% of the total nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 THE WAREHOUSE GROUP LTD                                                                     Agenda Number:  701739205
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q90307101
    Meeting Type:  AGM
    Meeting Date:  28-Nov-2008
          Ticker:
            ISIN:  NZWHSE0001S6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       In relation to the Company's annual report for            Non-Voting    No vote
       the YE 27 JUL 2008, to receive the financial
       statements for that period, and the Auditor's
       report on those financial statements

1.     Re-elect Mr. Robert Lanham Challinor as a Director        Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Constitution

2.     Re-elect Mr. Keith Raymond Smith as a Director            Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Constitution

3.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of PricewaterhouseCoopers as the Auditor for
       the ensuing year

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TIAN AN CHINA INVESTMENTS CO LTD, HONG KONG                                                 Agenda Number:  701893845
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y88170207
    Meeting Type:  AGM
    Meeting Date:  22-May-2009
          Ticker:
            ISIN:  HK0028013271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditor
       for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          Abstain                        Against

3.A    Re-elect Mr. Patrick Lee Seng Wei as a Director           Mgmt          For                            For

3.B    Re-elect Mr. Ma Sun as a Director                         Mgmt          Against                        Against

3.C    Re-elect Mr. Edwin Lo King Yau as a Director              Mgmt          For                            For

3.D    Re-elect Dr. Moses Cheng Mo Chi as a Director             Mgmt          Against                        Against

3.E    Re-elect Mr. Song Zengbin as a Director                   Mgmt          Against                        Against

3.F    Approve to fix the Directors' fee                         Mgmt          For                            For

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board of Directors to fix
       its remuneration

5.A    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to allot, issue or otherwise
       deal with additional shares of the Company
       [shares] or securities convertible into shares,
       or options, warrants or similar rights to subscribe
       for any shares and to make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution, otherwise than pursuant to i) a
       rights issue [as specified]; or ii) the exercise
       of rights of subscription or conversion attaching
       to any warrants issued by the Company or any
       securities which are convertible into shares;
       or iii) the exercise of any option granted
       under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to employees of the Company and/or any
       of its subsidiaries of any options to subscribe
       for, or rights to acquire shares; and iv) any
       scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares, in accordance
       with the Articles of Association of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable Laws to be held]

5.B    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares and
       outstanding warrants of the Company, during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       any other Stock Exchange on which the shares
       of the Company may be listed and recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       under the Hong Kong Code on share repurchases,
       subject to and in accordance with all applicable
       Laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution and 10% of the Warrants at
       the date of the passing of this resolution
       respectively; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable Laws to be held]

5.C    Approve, conditional upon the passing of Resolution       Mgmt          For                            For
       5[A] and 5[B] as specified, to extend the general
       mandate granted to the Directors to exercise
       the powers of the Company to allot, issue or
       otherwise deal with additional securities of
       the Company pursuant to Resolution 5[A] as
       specified and by the addition thereto the number
       of such shares repurchased by the Company under
       the authority granted pursuant to Resolution
       5[B] as specified, not exceeding 10% of the
       aggregate number of shares in issue at the
       date of the passing of this Resolution




--------------------------------------------------------------------------------------------------------------------------
 TIANJIN DEVELOPMENT HOLDINGS LTD                                                            Agenda Number:  701790823
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8822M103
    Meeting Type:  EGM
    Meeting Date:  09-Jan-2009
          Ticker:
            ISIN:  HK0882007260
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST ONLY FOR RESOLUTION
       1. THANK YOU.

1.     Approve and ratify a framework agreement dated            Mgmt          For                            For
       04 DEC 2008 entered into between the Tianjin
       Port Development Holdings Limited [Tianjin
       Port] and [Tianjin Port Daily Life Services
       Company Limited] [Tianjin Port Daily Life Services]
       in relation to the provision of integrated
       services by Tianjin Port Daily Life Services
       and its subsidiaries to Tianjin Port and its
       subsidiaries [the Integrated Services Framework
       Agreement], as specified and the transactions
       contemplated thereunder and in connection therewith,
       and the proposed annual caps as specified to
       the Integrated Services Framework Agreement
       for the 3 years ending 31 DEC2011; authorize
       any 1 Director of the Company or any other
       person by the Board of Directors of the Company
       from time to time for and on behalf of the
       Company to execute all such other documents
       and agreements and do such acts or things as
       he may in his absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement or give effect to the
       Integrated Services Framework Agreement and
       the transactions contemplated thereunder and
       the annual caps in relation to the Integrated
       Services Framework Agreement for the 3 years
       ending 31 DEC 2011 or to be incidental to,
       ancillary to or in connection with the matters
       contemplated under the Integrated Services
       Framework Agreement and such annual caps, including
       agreeing and making any modifications, amendments,
       waivers, variations or extensions of the Integrated
       Services Framework Agreement and the transactions
       contemplated thereunder and the proposed annual
       caps in relation to the Integrated Services
       Framework Agreement for the 3 years ending
       31 DEC 2011




--------------------------------------------------------------------------------------------------------------------------
 TINGYI CAYMAN IS HLDG CORP                                                                  Agenda Number:  701785783
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8878S103
    Meeting Type:  EGM
    Meeting Date:  30-Dec-2008
          Ticker:
            ISIN:  KYG8878S1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       1. THANK YOU.

1.     Approve and authorize, the grant of the waiver            Mgmt          For                            For
       of the Pre-emptive Right [as specified] and
       the waiver of the Tag-along Right [as specified]
       [the waiver of the Pre-emptive Right and the
       waiver of the Tag-along Right are collectively
       called the 'Waivers'] by Master Kong Beverages
       [BVI] Co., Ltd, a wholly-owned subsidiary the
       Company, in respect of the transfer of 1,000
       shares of USD 1.00 each in the issued share
       capital of Tingyi-Asahi-Itochu Beverages Holding
       Co. Ltd. [TAI], representing approximately
       9.999% of the entire issued share capital of
       TAI [the 'Sale Shares'] under a Share Purchase
       Agreement dated 23 NOV 2008 entered into between
       AI Beverage Holding Co., Ltd. [formerly known
       as A-I China Breweries Co., Ltd.] [as vendor],
       Ting Hsin [Cayman Islands] Holding Corp. [as
       purchaser] and Itochu Corporation; authorize
       any one Director of the Company for and on
       behalf of the Company to execute all such other
       documents, instruments and Agreements and to
       do all such acts or things deemed by him/them
       to be incidental to, ancillary to or in connection
       with the matters contemplated under the Waivers




--------------------------------------------------------------------------------------------------------------------------
 TPV TECHNOLOGY LTD                                                                          Agenda Number:  701816867
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8984D107
    Meeting Type:  SGM
    Meeting Date:  06-Mar-2009
          Ticker:
            ISIN:  BMG8984D1074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR THE BELOW
       RESOLUTION. THANK YOU.

1.     Approve and ratify, the Agreement dated 23 DEC            Mgmt          For                            For
       2008 [the 'Share Purchase Agreement'] [as specified]
       entered into between the Company, as purchaser,
       and Koninklijke Philips Electronics N.V., as
       vendor, relating to the acquisition by the
       Company of the Philips Sale Shares [as specified
       in the circular to the shareholders of the
       Company dated 17 FEB 2009 of which this Notice
       forms part], and all the transactions contemplated
       therein; and authorize any 1 Director to do
       all such acts and things, to sign and execute
       [including the affixing of the Company's seal
       on], to finalize and amend, any other documents,
       instruments and Agreements [and the Director's
       signature thereon shall be conclusive evidence
       of the approval of any finalization or amendment]
       and to take such steps on behalf of the Company
       as he may consider necessary, appropriate,
       desirable or expedient for the purpose of or
       in connection with the implementation and completion
       of the Share Purchase Agreement and all the
       transactions contemplated therein




--------------------------------------------------------------------------------------------------------------------------
 TPV TECHNOLOGY LTD                                                                          Agenda Number:  701922646
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8984D107
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  BMG8984D1074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR ALL THE RESOLUTION
       NUMBERS. THANK YOU.

1.     Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and of the Auditors for the
       YE 31 DEC 2008

2.     Approve the payment of a final dividend                   Mgmt          For                            For

3.1    Re-elect Mr. Houng Yu-Te as a Director                    Mgmt          For                            For

3.2    Re-elect Mr. Maarten Jan De Vries as a Director           Mgmt          For                            For

3.3    Re-elect Mr. Wong Chi Keung as a Director                 Mgmt          For                            For

3.4    Re-elect Mr. Robert Theodoor Smits as a Director          Mgmt          For                            For

3.5    Re-elect Mr. Chen Yen-Sung, Eddie as a Director           Mgmt          For                            For

3.6    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       its issued shares of USD 0.01 each in the capital
       of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange], Singapore Exchange Securities
       Trading Limited [the Singapore Exchange] or
       on any other stock exchange on which the shares
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and requirements of the Rules governing the
       Listing of Securities on the Stock Exchange,
       the Listing Manual of the Singapore Exchange
       or rules of any other stock exchange as amended
       from time to time, not exceeding 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       of this resolution and the said approval shall
       be limited accordingly; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable Laws of Bermuda to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of USD
       0.01 each in the capital of the Company or
       securities convertible into such shares or
       options, warrants or similar rights to subscribe
       for any shares or convertible securities and
       to make or grant offers, agreements and options
       during and after the end of relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company,
       otherwise than pursuant to i) a rights issue
       [as specified]; or ii) any issue of shares
       in the Company under any option scheme or similar
       arrangement for the time being adopted for
       the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of options to subscribe for, or rights to acquire
       shares of the Company or iii) any scrip dividend
       or similar or any similar arrangement providing
       for the allotment of shares in the Company
       in lieu of the whole or part of a dividend,
       pursuant to the Bye-laws of the Company from
       time to time or iv) any issue of shares in
       the Company upon the exercise of rights of
       subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or any applicable
       laws of Bermuda to be held]

7.     Approve, subject to the passing of the Ordinary           Mgmt          For                            For
       Resolutions I and II, the general mandate granted
       to the Directors of the Company to allot, issue
       and deal with additional securities in the
       capital of the Company, pursuant to the Resolution
       II, by the addition thereto of an amount representing
       the aggregate nominal amount of the shares
       repurchased by the Company under the authority
       granted, pursuant to the Ordinary Resolution
       I, provided that such amount does not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TRANSFIELD SERVICES LTD, SYDNEY NSW                                                         Agenda Number:  701723214
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q9187S114
    Meeting Type:  AGM
    Meeting Date:  23-Oct-2008
          Ticker:
            ISIN:  AU000000TSE7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 508103 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive and approve the financial report of               Non-Voting    No vote
       the Company and its controlled entities, including
       the Directors' declaration and the reports
       of the Directors and the Auditor for the FYE
       30 JUN 2008

2.A    Re-elect Professor Steve Burdon as a Director             Mgmt          For                            For
       of the Company, retiring in accordance with
       Clause 58.1 of the Company's Constitution

2.B    Re-elect Mr. Mel Ward AO as a Director of the             Mgmt          For                            For
       Company, retiring in accordance with Clause
       58.1 of the Company's Constitution

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008 as specified

4.A    Elect Mr. Steven Crane as a Director, in accordance       Mgmt          For                            For
       with clause 56.1 of the Company's Constitution

4.B    Elect Mr. David Sutherland as a Director, in              Mgmt          For                            For
       accordance with clause 56.1 of the Company's
       Constitution




--------------------------------------------------------------------------------------------------------------------------
 TRANSPACIFIC INDUSTRIES GROUP LTD                                                           Agenda Number:  701724367
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q91932105
    Meeting Type:  AGM
    Meeting Date:  06-Nov-2008
          Ticker:
            ISIN:  AU000000TPI4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting    No vote
       and the reports of the Directors and the Auditor
       for the FYE 30 JUN 2008

2.     Approve the remuneration report as specified              Mgmt          Against                        Against
       in the Directors report for the FYE 30 JUN
       2008

3.a    Re-elect Mr. Graham Mulligan as a Non-Executive           Mgmt          For                            For
       Director of the Company, who retiring in accordance
       with Clause 6.3 of the Constitution

3.b    Re-elect Mr. Bruce Allan as a Non-Executive               Mgmt          For                            For
       Director of the Company, who retiring in accordance
       with Clause 6.3 of the Constitution

4.     Ratify, for the purpose of ASX Listing Rule               Mgmt          For                            For
       7.4 and for all other purposes, the issue of
       7,189,934 fully paid ordinary shares in the
       Company since 31 OCT 2007, as specified

5.     Ratify, for the purpose of ASX Listing Rule               Mgmt          For                            For
       7.4 and for all other purposes, the issue of
       ordinary shares upon conversion of AUD 321.5
       million convertible notes [equivalent to 21,628,276
       ordinary shares to the persons and on the terms
       as specified]




--------------------------------------------------------------------------------------------------------------------------
 UNITED GROUP LTD                                                                            Agenda Number:  701699223
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q9313R105
    Meeting Type:  AGM
    Meeting Date:  09-Oct-2008
          Ticker:
            ISIN:  AU000000UGL5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive and consider the financial report, the            Non-Voting    No vote
       Directors' report and the Auditor's report
       of the Company for the YE 30 JUN 2008

1.     Adopt the remuneration report set out in the              Mgmt          For                            For
       annual report of the Company for the YE 30
       JUN 2008

2.     Re-elect Mr. Trevor Rowe as a Director of the             Mgmt          For                            For
       Company who reties by rotation pursuant to
       Rule 8.1(e)(2) of the Company's Constitution

3.     Approve and ratify for all purposes [including            Mgmt          For                            For
       ASX Listing Rule 7.4], the issue of 2,632,003
       options over fully paid ordinary shares in
       the Company under the Australian and United
       States of America Employee Share Option Plans,
       as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UOL GROUP LTD                                                                               Agenda Number:  701880658
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9299W103
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SG1S83002349
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.     Declare a first and final tax-exempt [1-tier]             Mgmt          For                            For
       dividend of 7.5 cents per ordinary share for
       the YE 31 DEC 2008

3.     Approve the Directors' fees of SGD 516,250 for            Mgmt          For                            For
       2008

4.     Re-appoint Dr. Wee Cho Yaw as a Director of               Mgmt          For                            For
       the Company, who retires pursuant to Section
       153(6) of the Companies Act, Chapter 50, to
       hold such office until the next AGM of the
       Company

5.     Re-appoint Mr. Alan Choe Fook Cheong as a Director        Mgmt          For                            For
       of the Company, who retires pursuant to Section
       153(6) of the Companies Act, Chapter 50, to
       hold such office until the next AGM of the
       Company

6.     Re-appoint Mr. Lim Kee Ming as a Director of              Mgmt          For                            For
       the Company, who retires pursuant to Section
       153(6) of the Companies Act, Chapter 50, to
       hold such office until the next AGM of the
       Company

7.     Re-elect Mr. Wee Ee Chao as a Director of the             Mgmt          For                            For
       Company, who retires by rotation pursuant to
       Article 94 of the Company's Articles of Association

8.     Re-elect Mr. Wee Ee Lim as a Director of the              Mgmt          For                            For
       Company, who retires by rotation pursuant to
       Article 99 of the Company's Articles of Association

9.     Re-elect Dr. Pongsak Hoontrakul as a Director             Mgmt          For                            For
       of the Company, who was appointed during the
       year and retires pursuant to Article 99 of
       the Company's Articles of Association

10.    Re-appoint Messrs. PricewaterhouseCoopers LLP             Mgmt          For                            For
       as the Auditors of the Company and authorize
       the Directors to fix their remuneration

11.    Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options in accordance with the regulations
       of the UOL 2000 Share Option Scheme [the 2000
       Scheme] and to allot and issue such number
       of shares as may be issued pursuant to the
       exercise of share options under the 2000 Scheme,
       provided always that the aggregate number of
       shares to be issued pursuant to the 2000 Scheme
       shall not exceed 15% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company from time to time

12.    Authorize the Directors of the Company to: a)             Mgmt          For                            For
       i) issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares; at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with this resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of instruments made or granted
       pursuant to this Resolution] does not exceed
       20% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with this resolution];
       2) [subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited [SGX-ST]] for the
       purpose of determining the aggregate number
       of shares that may be issued under this resolution,
       the percentage of issued shares shall be based
       on the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       at the time this Resolution is passed, after
       adjusting for: i) new shares arising from the
       conversion or exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this Resolution is passed; and ii) any
       subsequent consolidation or subdivision of
       shares; 3) in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-
       ST] and the Articles of Association for the
       time being of the Company; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date of the next AGM
       of the Company as required by law]




--------------------------------------------------------------------------------------------------------------------------
 UOL GROUP LTD                                                                               Agenda Number:  701898768
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9299W103
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SG1S83002349
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Companies Act, Chapter
       50 of Singapore [the Companies Act] to purchase
       or otherwise acquire issued ordinary shares
       fully paid in the capital of the Company [the
       Shares] not exceeding in aggregate the maximum
       limit [as specified], at such price(s) as may
       be determined by the Directors of the Company
       from time to time up to the maximum price [as
       specified], whether by way of Market Purchase(s)
       of 105% of the average closing stock and/or
       Off Market Purchase(s) of 120% of the average
       closing stock, market purchase(s) [each a Market
       Purchase] on the Singapore Exchange Securities
       Trading Limited [SGX-ST]; and/or; off-market
       purchase(s) [each an Off-Market Purchase],
       in accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all conditions prescribed by the Companies
       Act; and otherwise in accordance with all other
       laws and regulations, including but not limited
       to, the provisions of the Companies Act and
       listing rules of the SGX-ST as may for the
       time being be applicable; and to do all such
       acts and things [including executing such documents
       as may be required] as they and/or he may consider
       necessary, expedient, incidental or in the
       interests of the Company to give effect to
       the transactions contemplated and/or authorized
       by this resolution; [Authority expires the
       earlier of the date on which the next AGM of
       the Company is held or required by law to be
       held or the date on which the purchase or acquisition
       of shares by the Company pursuant to the share
       Buyback Mandate carried out to the full extent
       mandated]




--------------------------------------------------------------------------------------------------------------------------
 VALAD PROPERTY GROUP                                                                        Agenda Number:  701716120
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q93426106
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  AU000000VPG4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive and consider the financial statements          Non-Voting    No vote
       of the Company, the Trust and the Valad Property
       Group for the FYE 30 JUN 2008, together with
       the statements and the reports of the Directors
       and the Auditors attached to the accounts

       PLEASE NOTE THAT RESOLUTION 1 IS FOR THE COMPANY          Non-Voting    No vote
       ONLY [VALAD FUNDS MANAGEMENT LIMITED]. THANK
       YOU.

1.     Adopt the Company's remuneration report for               Mgmt          Against                        Against
       the YE 30 JUN 2008

       PLEASE NOTE THAT RESOLUTION 2 AND 3 ARE FOR               Non-Voting    No vote
       COMPANY ONLY [VALAD FUNDS MANAGEMENT LIMITED].
       THANK YOU.

2.     Re-elect Mr. Trevor Gerber as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

3.     Re-elect Mr. Robert Seidler as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

       PLEASE NOTE THAT RESOLUTION 4 IS FOR COMPANY              Non-Voting    No vote
       [VALAD FUNDS MANAGEMENT LIMITED] AND TRUST
       [VALAD PROPERTY TRUST ARSN]. THANK YOU.

4.     Ratify, for all purposes, the issue of 2000               Mgmt          For                            For
       guaranteed exchangeable notes issued by wholly-owned
       Valad Property Group subsidiary entities to
       an affiliate of Kimco Realty Corporation as
       specified

       PLEASE NOTE THAT RESOLUTION 5 IS FOR COMPANY              Non-Voting    No vote
       [VALAD FUNDS MANAGEMENT LIMITED] AND TRUST
       [VALAD PROPERTY TRUST ARSN]. THANK YOU.

5.     Approve, for all purposes, the granting to Mr.            Mgmt          For                            For
       Stephen Day of 3,359,728 options and 517,992
       Performance Rights to acquire full paid stapled
       securities in the Valad Property Group in connection
       with the remuneration of Mr. Day for the 2008
       FY and the acquisition of stapled securities
       in Valad Property Group on exercise of those
       options and Performance Rights under the terms
       of the Valad Property Group Long Term Incentive
       Plan and as specified

       PLEASE NOTE THAT RESOLUTION 6 IS FOR COMPANY              Non-Voting    No vote
       [VALAD FUNDS MANAGEMENT LIMITED] AND TRUST
       [VALAD PROPERTY TRUST ARSN]. THANK YOU.

6.     Approve, for all purposes, the granting to Mr.            Mgmt          For                            For
       Peter Hurley of 3,190,045 options and 491,831
       Performance Rights to acquire full paid stapled
       securities in the Valad Property Group in connection
       with the remuneration of Mr. Hurley for the
       2008 FY and the acquisition of stapled securities
       in Valad Property Group on exercise of those
       options and Performance Rights under the terms
       of the Valad Property Group Long Term Incentive
       Plan and as specified

       PLEASE NOTE THAT RESOLUTION 7 IS FOR THE COMPANY          Non-Voting    No vote
       ONLY [VALAD FUNDS MANAGEMENT LIMITED]. THANK
       YOU.

7.     Approve the amount available for remuneration             Mgmt          For                            For
       of the Non-Executive Directors of the Company
       for acting as such, for the years from and
       including the year commencing on 01 JUL 2008,
       be increased by AUD 550,000 per annum from
       AUD 650,000 per annum to AUD 1.2 million per
       annum




--------------------------------------------------------------------------------------------------------------------------
 VECTOR LTD                                                                                  Agenda Number:  701725369
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q9389B109
    Meeting Type:  AGM
    Meeting Date:  23-Oct-2008
          Ticker:
            ISIN:  NZVCTE0001S7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports from the Chairman and the             Non-Voting    No vote
       Chief Executive in respect of the FYE 30 JUN
       2008, including consideration of the financial
       statements and the audit report

2.A    Re-elect Mr. Michael Stiassny as a Director               Mgmt          For                            For
       who retires by rotation in accordance with
       the NZSX Listing Rule 3.3.8

2.B    Re-elect Ms. Karen Sherry as a Director who               Mgmt          For                            For
       retires by rotation in accordance with the
       NZSX Listing Rule 3.3.8

2.C    Elect Mr. James Carmichael as a Director nominated        Mgmt          For                            For
       by the Auckland Energy Consumer Trust ["AECT"]
       in accordance with the NZSX Listing Rule 3.3.2

3.     Re-appoint KPMG as the Company's Auditor, pursuant        Mgmt          For                            For
       to Section 200 of the Companies Act 1993 and
       authorize the Directors to fix the Auditor's
       remuneration for the ensuing year

4.     Grant authority, in accordance with NZSX Listing          Mgmt          For                            For
       Rule 3.5.1, to increase, with effect from 01
       OCT 2008, the monetary sum per annum payable
       to the Chairman of the Board of NZD 40,000
       plus GST [if any] per annum, from NZD 180,000
       plus GST [if any] per annum to NZD 220,000
       plus GST [if any] per annum; and to increase,
       with effect from 01 OCT 2008, the monetary
       sum per annum payable to each other Director
       of the Company of NZD 20,000 plus [if any]
       per annum, from NZD 90,000 plus GST [if any]
       per annum to NZD 110,000 plus GST [if any]
       per annum

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 VENTURE CORPORATION LTD                                                                     Agenda Number:  701876318
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9361F111
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  SG0531000230
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts of the Company for the
       YE 31 DEC 2008 together with the Auditors'
       report thereon

2.     Declare a final 1-tier tax-exempt dividend of             Mgmt          For                            For
       50 cents per ordinary share for the YE 31 DEC
       2008

3.     Re-elect Mr. Tan Choon Huat as a Director; who            Mgmt          For                            For
       retires pursuant to Articles 92 of the Company's
       Articles of Association

4.     Re-elect Mr. Soo Eng Hiong  as a Director; who            Mgmt          For                            For
       retires pursuant to Articles 92 of the Company's
       Articles of Association

5.     Re-appoint Mr. Cecil Vivian Richard Wong as               Mgmt          For                            For
       a Director of the Company, pursuant to Section
       153(6) of the Companies Act, to hold office
       until the next AGM for the purposes of Rule
       704(8) of the Listing Manual of the Singapore
       Exchange Securities Trading Limited (SGX-ST)

6.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       324,000 for the YE 31 DEC 2008 (2007: SGD 300,000)
       [See Explanatory Note (ii)]

7.     Re-appoint Messrs Deloitte & Touche LLP as the            Mgmt          For                            For
       Company's Auditors and to authorize the Directors
       to fix their remuneration

       Transact any other ordinary business                      Non-Voting    No vote

8.     Approve, pursuant to Section 161 of the Companies         Mgmt          Against                        Against
       Act and Rule 806 of the Listing Manual of the
       SGX-ST, [A] [I] issue shares in the capital
       of the Company (Shares) whether by way of rights,
       bonus or otherwise; [II] make or grant offers,
       agreements or options (collectively, Instruments)
       that might or would require Shares to be issued,
       including but not limited to the creation and
       issue of (as well as adjustments to) warrants,
       debentures or other instruments convertible
       into Shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and (B) (notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force) issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that; (a) the aggregate
       number of Shares to be issued pursuant to this
       Resolution (including Shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this Resolution) does not exceed; (i) by
       way of reanounceable rights issues on a pro
       rata basis to shareholders of the Company (Renounceable
       Rights Issues) shall not exceed 100% of the
       total number of issued Shares excluding treasury
       shares (as calculated in accordance with paragraph
       (c) below); ii) otherwise than by way of Renounceable
       Rights Issues (Other Share Issues) shall not
       exceed 50% of the total number of issued Shares
       excluding treasury shares (as calculated in
       accordance with paragraph (c) below), of which
       the aggregate number of shares to be issued
       other than on a basis to shareholders of the
       Company shall not exceed 20% of the total number
       of issued Shares excluding treasury shares
       (as calculated in accordance with paragraph
       (c) below); (b) the Renounceable Rights Issues
       and Other Share Issues shall not, in aggregate,
       exceed 100% of the total number of issued shares
       in the capital of the Company excluding treasury
       shares (as calculated in accordance with paragraph
       (c) below); (c) subject to such manner of calculation
       as may be prescribed by the SGX-ST, for the
       purpose of determining the aggregate number
       of Shares that may be issued under sub-paragraphs
       (a)(i) and (a)(ii) above, the percentage of
       issued Shares shall be based on the total number
       of issued Shares excluding treasury shares
       as at the time this Resolution is passed, after
       adjusting for; i) new Shares arising from the
       conversion or exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this resolution is passed; and [II] any
       subsequent bonus issue or consolidation or
       subdivision of shares; [authority expires at
       the conclusion of the AGM of the Company next
       following the passing of this resolution, or
       the date by which such AGM of the Company is
       required by law to be held, or the expiration
       of such other period as may be prescribed by
       the Companies Act] and every other legislation
       for the time be held, or the expiration of
       such other period as may be prescribed by the
       Companies and affecting the Company as specified

9.     Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue shares under the Venture Corporation
       Executives' Share Option Scheme that, pursuant
       to Section 161 of the Companies Act, to (a)
       offer and grant options from time to time in
       accordance with the rules of the Venture Corporation
       Executives' Share Option Scheme adopted by
       the Company in 2004 (2004 Scheme) and to allot
       and issue from time to time such number of
       Shares in the capital of the Company as may
       be required to be issued pursuant to the exercise
       of options granted under the 2004 Scheme; (b)
       notwithstanding that the authority under this
       Resolution may have ceased to be in force,
       allot and issue from time to time such number
       of Shares in the capital of the Company as
       may be required to be issued pursuant to the
       exercise of options granted under the 2004
       Scheme while the authority was in force; and
       (c) do all such acts and things as may be necessary
       or expedient to carry the same into effect,
       provided that the aggregate number of Shares
       to be issued pursuant to the 2004 Scheme shall
       be in accordance with the limit(s) as specified




--------------------------------------------------------------------------------------------------------------------------
 VENTURE CORPORATION LTD                                                                     Agenda Number:  701876332
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9361F111
    Meeting Type:  EGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  SG0531000230
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Articles of Association of the Company,         Mgmt          Against                        Against
       as specified

2.     Authorize the Directors of the Company, contingent        Mgmt          For                            For
       upon the passing of Resolution 1, for the purposes
       of Sections 76C and 76E of the Companies Act
       of Singapore, Chapter 50 (Companies Act), to
       purchase or otherwise acquire issued ordinary
       shares in the capital of the Company (Shares)
       not exceeding in aggregate the Maximum Limit
       (as specified), at such price or prices as
       may be determined by the Directors from time
       to time up to the Maximum Price (as specified),
       whether by way of: (a) market purchase(s) on
       the Singapore Exchange Securities Trading Limited
       (SGX-ST); and/or (b) off-market purchase(s)
       (if effected otherwise than on the SGX-ST)
       in accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other laws and regulations and rules
       of the SGX-ST as may for the time being be
       applicable, (Share Purchase Mandate); [Authority
       expires the earlier of the date of the passing
       of this Resolution and of the date on which
       the next AGM of the Company is held and the
       date by which the next AGM of the Company is
       required by law to be held]; and to complete
       and do all such acts and things (including
       executing such documents as may be required)
       as they and/or he may consider expedient or
       necessary to give effect to the transactions
       contemplated and/or authorized by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 VTECH HOLDINGS LTD                                                                          Agenda Number:  701665739
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9400S108
    Meeting Type:  AGM
    Meeting Date:  05-Sep-2008
          Ticker:
            ISIN:  BMG9400S1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 MAR 2008

2.     Declare a final dividend of US 51 cents per               Mgmt          For                            For
       share in respect of the YE 31 MAR 2008

3.A    Re-elect Mr. Michael Tien Puk Sun as a Director           Mgmt          For                            For

3.B    Re-elect Dr. Patrick Wang Shui Chung as a Director        Mgmt          For                            For

3.C    Approve to fix the remuneration of the Directors          Mgmt          For                            For
       as totaling USD 140,000 and such that each
       Director is entitled to USD 20,000 per annum
       for the year ending 31 MAR 2009 pro rata to
       their length of service during the year

4.     Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       ordinary shares of USD 0.05 each in the share
       capital of the Company on The Stock Exchange
       of Hong Kong Limited [Hong Kong Stock Exchange],
       subject to and in accordance with all applicable
       Laws and the provisions of, and in the manner
       specified in, the Rules Governing the Listing
       of Securities on the Hong Kong Stock Exchange,
       provided that the aggregate nominal amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of the AGM at which this
       resolution is passed; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company; or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable laws to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional unissued shares
       in the capital of the Company and to make or
       grant offers, agreements and/or options, including
       warrants to subscribe for shares and other
       rights of subscription for or conversion into
       shares, which might require the exercise of
       such powers, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the AGM
       of the Company at which this resolution is
       passed, pursuant to: i) a rights issue; or
       (ii) any scrip dividend scheme or similar arrangements
       implemented in accordance with the Company's
       Bye-Laws; or iii) the exercise of options granted
       under any share option scheme or similar arrangement
       adopted by the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company; or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable laws to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5, to extend the general mandate granted to
       the Directors to allot, issue and deal with
       the shares pursuant to Resolution 6, by adding
       to the aggregate nominal amount share capital
       of the Company which may be allotted or agreed
       to be conditionally or unconditionally allotted
       by the Directors pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 5, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       this resolution

8.     Approve, with respect to the Share Option Scheme          Mgmt          For                            For
       [the Share option Scheme 2001] adopted by the
       Company on 10 AUG 2001, to refresh the limit
       [the Scheme Mandate Limit] on the amount of
       the shares of USD 0.05 each in the capital
       of the Company [Shares] which may be issued
       upon the exercise of the options to be granted
       under the Share Option Scheme 2001 such that
       [i] the total number of the Shares which may
       be issued upon the exercise of all options
       to be granted under the Share Option Scheme
       2001 with the Scheme Mandate Limit as refreshed
       hereunder and under any other share option
       schemes of the Company shall not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue on the date
       of the passing of this resolution; and [ii]
       options shall be granted under the Share Option
       Scheme 2001, and the Share Option Scheme 2001
       shall operate and take effect, on the basis
       of the refreshed Scheme Mandate Limit as approved
       by this resolution; and [iii] the options previously
       granted under the Share Option Scheme 2001
       and other share options schemes of the Company
       [including any options outstanding, cancelled,
       lapsed or exercised in accordance with the
       terms of the Share Option Scheme 2001 or any
       other share option schemes of the Company]
       shall not be counted for the purpose of calculating
       the Scheme Mandate Limit as refreshed hereby;
       and authorize the Director of the Company to
       take any step as he may consider to be necessary,
       desirable or expedient in connection with the
       refreshment of the Scheme Mandate Limit and
       to grant options to subscribe for Shares up
       to the refreshed Scheme Mandate Limit under
       the Share Option Scheme 2001 and to exercise
       all powers of the Company to allot, issue and
       deal with shares of the Company pursuant to
       the exercise of such options




--------------------------------------------------------------------------------------------------------------------------
 VTECH HOLDINGS LTD                                                                          Agenda Number:  701665741
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9400S108
    Meeting Type:  SGM
    Meeting Date:  05-Sep-2008
          Ticker:
            ISIN:  BMG9400S1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the voluntary cancellation of the listing         Mgmt          For                            For
       of the ordinary shares of USD 0.05 each in
       the capital of VTech Holdings Limited [the
       'Company'] on the list maintained by the Financial
       Services Authority for the purpose of Part
       VI of The Financial Services and Markets Act
       2000 [the 'Official List'] and from trading
       on the London Stock Exchange Plc Market for
       listed securities under Rule 5.2.4 of the rules
       laid down by the UK Listing Authority relating
       to admission to the Official List pursuant
       to Section 73A(2) of The Financial Services
       and Markets Act 2000; and authorize any Director
       or the Company Secretary of the Company from
       time to time, as he considers necessary, desirable
       or expedient to give effect to the above resolution:
       to execute for and on behalf of the Company
       all documents, instruments, certificates, notices
       or agreements as may be contemplated or required
       in respect of the matters contemplated by the
       above resolution; and to do all such other
       acts, matters or things for and on behalf of
       the Company, as may seem necessary or desirable
       to perfect, give effect to or implement any
       of the said documents or the said matters




--------------------------------------------------------------------------------------------------------------------------
 WANT WANT CHINA HLDGS LTD                                                                   Agenda Number:  701854223
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9431R103
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  KYG9431R1039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditor for the YE
       31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.a    Re-elect Mr. Liao Ching-Tsun as a Director of             Mgmt          Against                        Against
       the Company

3.b    Re-elect Mr. Maki Haruo as a Director of the              Mgmt          Against                        Against
       Company

3.c    Re-elect Mr. Tomita Mamoru as a Director of               Mgmt          Against                        Against
       the Company

3.d    Re-elect Dr. Pei Kerwei as a Director of the              Mgmt          For                            For
       Company

3.e    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration of all the Directors
       of the Company

4.     Re-appoint PricewaterhouseCoopers as the Company's        Mgmt          For                            For
       Auditor and authorize the Board to fix their
       remuneration for the YE 31 DEC 2009

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of USD 0.02 each in the capital of the
       Company ["Shares"] during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [ the Stock Exchange] or on any other stock
       exchange on which the securities of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purposes, subject to
       and in accordance with all applicable Laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company; [Authority expires the earlier of
       the conclusion of the AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company is required by its
       Articles of Association or by any applicable
       law(s)]

6.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding the aggregate of 20% of the aggregate
       nominal amount of the share capital of the
       Company; plus, otherwise than pursuant to i)
       a rights issue; or ii) any option scheme or
       similar arrangement; or iii) any scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by any applicable law(s)]

7.     Approve, subject to the passing of Resolutions            Mgmt          For                            For
       5 and 6, the general mandate referred to in
       Resolution 6, by the addition to the aggregate
       nominal amount of the share capital of the
       Company which may be allotted or agreed to
       be allotted by the Directors of the Company
       pursuant to such general mandate an amount
       representing the aggregate nominal amount of
       Shares repurchased by the Company pursuant
       to the general mandate referred to in Resolution
       5 above provided that such amount shall not
       exceed 10% of the existing issued share capital
       of the Company at the date of passing this
       Resolution 7

8.     Approve the Resolution 9 being passed, the Company        Mgmt          For                            For
       may send or supply Corporate Communications
       [as defined below] to its shareholders [in
       relation to whom the conditions set out below
       are met] by making such Corporate Communications
       available on the company's own website and
       the website of the HK Stock Exchange or in
       printed forms [in English only, in Chinese
       only or in both English and Chinese], and authorize
       the Directors for and on behalf of Company
       to sign all such documents and/or do all such
       things and Acts as he/she may consider necessary
       or expedient and in the interests of the Company
       for the purpose of effecting or otherwise in
       connection with the Company's proposed communication
       with its shareholders share holders through
       the Company's website and the website of the
       Hong Kong Stock Exchange or in printed forms.
       the supply of corporate communications by making
       such Corporate Communications available on
       the Company's own website and the website of
       the Hong Kong Stock Exchange is subject to
       the fulfillment of the following conditions:
       i) each shareholder of the Company has been
       asked individually by the Company to agree
       that the Company may send or supply Corporate
       Communications generally, or the Corporate
       Communication in question, to him by means
       of the Company's own website; and ii) the Company
       has not received a response indicating objection
       from such shareholder within a period of 28
       days starting from the date on which the Company's
       request was sent b) for the purpose of this
       Resolution 8: "Corporate Communication[s]"
       means any document issued or to be issued by
       the Company for the information or action of
       the shareholders as defined in Rule 1.01 of
       the Hong Kong Listing Rules, including but
       not Limited to, i) the Directors' report, its
       annual accounts together with a copy of the
       Auditor's report and, where applicable, its
       summary financial report; ii) the interim report
       and, where applicable, its summary interim
       report; iii) a notice of meeting; iv) a listing
       document; v) a circular; and vi) a proxy form."

S.9    Amend the Articles 2, 2, 2A, 23, 37, 53, 80,              Mgmt          For                            For
       209, 211 of Articles of Association of the
       Company

S.10   Amend Memorandum and Articles of Association              Mgmt          For                            For
       of the Company, consolidating all the proposed
       referred to in Resolution 9 and all previous
       amendments made in compliance with the applicable
       Laws, a copy of which has been produced to
       this meeting and marked "A" and initialed by
       the Chairman of this meeting for the purpose
       of identification, be and are hereby adopted
       with immediate effect in replacement of the
       existing Memorandum and Articles of Association
       of the Company"

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WEST AUSTRALIAN NEWSPAPERS HOLDINGS LTD                                                     Agenda Number:  701728428
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q9594W120
    Meeting Type:  AGM
    Meeting Date:  05-Nov-2008
          Ticker:
            ISIN:  AU000000WAN0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and reports              Non-Voting    No vote
       of the Directors for the YE 30 JUN 2008, together
       with the Directors' and the Auditors' report
       for that period

2.     Re-elect Mr. Douglas Ronald Flynn as a Director,          Mgmt          For                            For
       who retires in accordance with the Company's
       Constitution

3.     Re-elect Mr. Kerry Matthew Stokes AC as a Director,       Mgmt          Against                        Against
       who retires in accordance with the Company's
       Constitution

4.     Re-elect Mr. Peter Joshua Thomas Gammell as               Mgmt          Against                        Against
       a Director, who retires in accordance with
       the Company's Constitution

5.     Adopt the remuneration report for the year ending         Mgmt          For                            For
       30 JUN 2008

S.6    Amend the Company's Constitution by re-inserting          Mgmt          For                            For
       the provisions of Rule 6 [Plebiscite to approve
       proportional takeover Schemes] which provisions
       ceased to apply on 06 OCT 2008 [being 3 years
       after the date on which they were last renewed
       by shareholders]

7.     Approve, for all purposes including ASX Listing           Mgmt          For                            For
       Rule 10.17 and Rule 8.3 of the Company's Constitution,
       the total aggregate amount available to the
       Non-Executive Directors for their services
       each year be increased from AUD 850,000 to
       AUD 1,200,000

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WING HANG BANK LTD                                                                          Agenda Number:  701876560
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9588K109
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  HK0302001547
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL THE
       RESOLUTIONS. THANK YOU.

1.     Adopt the audited financial statements and report         Mgmt          For                            For
       of the Directors and the Independent Auditor's
       for the YE 31 DEC 2008

2.     Declare a final dividend of HKD 0.10 per share            Mgmt          For                            For
       for the YE 31 DEC 2008

3.A    Re-elect Mr. Fung Yuk Sing Michael as a Director          Mgmt          For                            For

3.B    Re-elect Mr. Ho Chi Wai Louis as a Director               Mgmt          For                            For

3.C    Re-elect Mr. Lau Hon Chuen Ambrose as a Director          Mgmt          For                            For

3.D    Re-elect Mr. Brian Gerard Rogan as a Director             Mgmt          For                            For

3.E    Re-elect Mr. Christopher Robert Sturdy as a               Mgmt          For                            For
       Director

4.     Authorize the Board of Directors to fix Directors'        Mgmt          For                            For
       fee

5.     Re-appoint KPMG as the Auditors of the Bank               Mgmt          For                            For
       and authorize the Directors to fix their remuneration

6.     Adopt, with effect from the close of business             Mgmt          For                            For
       of the day on which this resolution is passed,
       the rules of the renewed employee incentive
       plan [the Plan], as specified and authorize
       the Directors of the Bank to take all steps
       that may be necessary, desirable or expedient
       to carry into effect the Plan and allot and
       issue up to 500,000 shares in the capital of
       the Bank to executive Directors under the Plan
       at an acquisition price of HKD 1.00 per share

7.     Authorize the Directors of the Bank, conditional          Mgmt          For                            For
       on the passing of Resolution 6, to allot and
       issue up to 1,000,000 shares in the capital
       of the Bank less the number of shares issued
       under Resolution 6, to employees under the
       Plan at an acquisition price of HKD 1.00 per
       share

8.     Authorize the Directors, during the relevant              Mgmt          For                            For
       period to allot, issue and deal with additional
       shares in the capital of the Bank or grant
       any offers, agreements or options which might
       require securities to be issued, allotted or
       disposed of subject to the restriction that
       the aggregate number of share capital allotted,
       other than for allotment under any Share Option
       Schemes or Employee Incentive Plan for the
       time being adopted for the grant or issue to
       the Employees of the Bank and its subsidiaries
       of shares of the Bank, and any scrip dividend
       or similar arrangement in accordance with the
       Article of Association of the Bank, not exceeding
       the 20% of the issued share capital of the
       Bank at the date of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Bank or the expiration of the
       period within which the next AGM of the Bank
       is required By law to be held]

9.     Authorize the Directors of the Bank during the            Mgmt          For                            For
       relevant period [as specified in Resolution
       8] to repurchase shares in the capital of the
       Bank, and the aggregate number of shares of
       the Bank which may be purchased by the Bank
       on The Stock Exchange of Hong Kong Limited
       under the Hong Kong Code on share repurchases
       pursuant to this resolution not exceeding 10%
       of the issued share capital of the Bank at
       the date of this resolution, and the said approval
       shall be limited accordingly

10.    Approve to extent, conditional on the passing             Mgmt          For                            For
       of Resolutions 8 and 9 the general mandate
       granted to the Directors to allot shares pursuant
       to the Resolution 8, by the addition to the
       aggregate number of shares which may be allotted
       or agreed to be allotted by the Directors pursuant
       to such general mandate an amount representing
       the aggregate number of shares repurchased
       by the Bank under the authority granted pursuant
       to the Resolution 9

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WING TAI HOLDINGS LTD                                                                       Agenda Number:  701725939
--------------------------------------------------------------------------------------------------------------------------
        Security:  V97973107
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  SG1K66001688
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the FYE 30 JUN 2008 and the reports of
       the Directors and Auditors thereon

2.     Declare a first and final tax-exempt [1-tier]             Mgmt          For                            For
       dividend of 3 cents per share and a special
       tax-exempt [1-tier] dividend of 3 cents per
       share for the FYE 30 JUN 2008

3.     Approve the Directors' fees of SGD 387,000 for            Mgmt          For                            For
       the FYE 30 JUN 2008 [2007: SGD 321,258]

4.     Re-elect Mr. Edmund Cheng Wai Wing as a Director,         Mgmt          For                            For
       who is retiring under Article 107 of the Company's
       Articles of Association

5.     Re-elect Mr. Cheng Man Tak as a Director, who             Mgmt          For                            For
       is retiring under Article 107 of the Company's
       Articles of Association

6.     Re-elect Tan Sri Dato' Mohamed Noordin Bin Hassan         Mgmt          For                            For
       as a Director, who is retiring under Article
       107 of the Company's Articles of Association

7.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

8.     Re-appoint Mr. Phua Bah Lee as a Director to              Mgmt          For                            For
       hold office until the next AGM pursuant to
       Section 153[6] of the Companies Act [Chapter
       50]

9.     Re-appoint Mr. Lee Han Yang as a Director to              Mgmt          For                            For
       hold office until the next AGM pursuant to
       Section 153[6] of the Companies Act [Chapter
       50]

10.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act [Chapter
       50] and the Listing Rules of the Singapore
       Exchange Securities Trading Limited, to issue
       shares and convertible securities in the capital
       of the Company [whether by way of rights, bonus
       or otherwise] at any time to such persons and
       upon such terms and conditions and for such
       purposes as the Directors may in their absolute
       discretion deem fit, provided that: the aggregate
       number of shares and convertible securities
       to be issued pursuant to this resolution does
       not exceed 50% of the Company's total number
       of issued shares excluding treasury shares,
       of which aggregate number of shares and convertible
       securities to be issued other than on a pro
       rata basis to the shareholders of the Company,
       not exceeding 20% of the Company's total number
       of issued shares excluding treasury shares
       and for the purpose of this resolution, the
       total number of issued shares excluding treasury
       shares shall be the Company's total number
       of issued shares excluding treasury shares;
       at the time this resolution is passed [after
       adjusting for new shares arising from the conversion
       of convertible securities of share options
       on issue at this time this resolution is passed
       and any subsequent bonus issue consolidation
       or subdivision of the Company's shares] and
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by Law to be held]

11.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act [Chapter
       50] to exercise full powers of the Company
       to issue and allot shares in the Company pursuant
       to the exercise of options granted in connection
       with or pursuant to the terms and conditions
       of the Wing Tai Holdings Limited (2001) Share
       Option Scheme approved by Shareholders of the
       Company in general meeting on 31 AUG 2001

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WING TAI HOLDINGS LTD                                                                       Agenda Number:  701726234
--------------------------------------------------------------------------------------------------------------------------
        Security:  V97973107
    Meeting Type:  EGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  SG1K66001688
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 3: [i] the Wing
       Tai Holdings Limited [2001] Share Option Scheme
       [Wing Tai Share Option Scheme 2001] be terminated
       on such date as determined by the Committee
       of Directors of the Company administering the
       Wing Tai Share Option Scheme 2001, provided
       that such termination shall be without prejudice
       to the rights of holders of options granted
       and outstanding under the Wing Tai Share Option
       Scheme 2001 as at the date of its termination;
       and authorize the Directors of the Company
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they may consider desirable,
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution

2.     Approve, the new performance share plan to be             Mgmt          For                            For
       known as the 'Performance Share Plan' [PSP],
       under which awards [PSP Awards] of fully paid-up
       ordinary shares in the capital of the Company
       [Shares], their equivalent cash value or combinations
       thereof will be granted, without cash consideration,
       to eligible participants under the PSP, summary
       details of which are as specified; [ii] authorize
       the Directors of the Company: [a] to establish
       and administer the PSP; and [b] to modify and/or
       alter the PSP from time to time, provided that
       such modification and/or alteration is effected
       in accordance with the provisions of the PSP,
       and to do all such acts and to enter into all
       such transactions and arrangements as may be
       desirable, necessary or expedient in order
       to give effect to the PSP; [iii] to grant PSP
       Awards in accordance with the provisions of
       the PSP and pursuant to Section 161 of the
       Companies Act: [a] to allot and issue from
       time to time such number of fully paid-up Shares
       as may be required to be allotted and issued
       pursuant to the vesting of PSP Awards under
       the PSP; and [b] [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] to allot and issue shares pursuant
       to any PSP Awards granted by the Directors
       in accordance with the PSP while this Resolution
       was in force, provided that the aggregate number
       of new Shares to be allotted and issued and
       existing Shares which may be delivered [whether
       such existing Shares are acquired, pursuant
       to a share purchase mandate or [to the extent
       permitted by law] held as treasury shares,
       or otherwise] pursuant to the Wing Tai Share
       Option Scheme 2001 and the PSP and RSP [as
       defined below] shall not exceed 10% of the
       total number of issued Shares [including treasury
       shares] from time to time; and [iv] subject
       to the same being allowed by law, to apply
       any Shares purchased under any share purchase
       mandate towards the satisfaction of PSP Awards
       granted under the PSP

3.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 1: [i] a new
       restricted share plan to be known as the 'Restricted
       Share Plan' [RSP], under which awards [RSP
       Awards] of fully paid-up Shares, their equivalent
       cash value or combinations thereof will be
       granted, without cash consideration, to eligible
       participants under the RSP, summary details
       of which are as specified; [ii] authorize the
       Directors of the Company: [a] to establish
       and administer the RSP; and [b] to modify and/or
       alter the RSP from time to time, provided that
       such modification and/or alteration is effected
       in accordance with the provisions of the RSP,
       and to do all such acts and to enter into all
       such transactions and arrangements as may be
       desirable, necessary or expedient in order
       to give effect to the RSP; [iii] to grant RSP
       Awards in accordance with the provisions of
       the RSP and pursuant to Section 161 of the
       Companies Act: [a] to allot and issue from
       time to time such number of fully paid-up Shares
       as may be required to be allotted and issued
       pursuant to the vesting of RSP Awards under
       the RSP; and [b] [notwithstanding the authority
       conferred by this Resolution may have ceased
       to be in force] to allot and issue shares pursuant
       to any RSP Awards granted by the Directors
       in accordance with the RSP while this Resolution
       was in force, provided that the aggregate number
       of new Shares to be allotted and issued and
       existing Shares which may be delivered [whether
       such existing Shares are acquired, pursuant
       to a share purchase mandate or [to the extent
       permitted by law] held as treasury shares,
       or otherwise] pursuant to the Wing Tai Share
       Option Scheme 2001, the PSP and the RSP shall
       not exceed 10% of the total number of issued
       Shares [including treasury shares] from time
       to time; and [iv] subject to the same being
       allowed by law, to apply any Shares purchased
       under any share purchase mandate towards the
       satisfaction of RSP Awards granted under the
       RSP

4.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 2, the participation
       by Mr. Cheng Wai Keung in the PSP

5.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 3, the participation
       by Mr. Cheng Wai Keung in the RSP

6.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 2, the participation
       by Mr. Edmund Cheng Wai Wing in the PSP

7.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 3, the participation
       by Mr. Edmund Cheng Wai Wing in the RSP

8.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 2, the participation
       by Madam Helen Chow in the PSP

9.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 3, the participation
       by Madam Helen Chow in the RSP

10.    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Companies Act, Chapter
       50 of Singapore [the Companies Act], to purchase
       or otherwise acquire Shares not exceeding in
       aggregate the Maximum Limit [as hereafter defined],
       at such price[s] as may be determined by the
       Directors from time to time up to the Maximum
       Price [as hereafter defined], whether by way
       of: [a] market purchase[s] [each a 'Market
       Purchase'] on the Singapore Exchange Securities
       Trading Limited [the SGX-ST]; and/or [b] off-market
       purchase[s] [each an 'Off-Market Purchase']
       in accordance with any equal access scheme[s]
       as may be determined or formulated by the Directors
       as they consider fit, which scheme[s] shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other laws and regulations, including
       but not limited to, the provisions of the Companies
       Act and listing rules of the SGX-ST as may
       for the time being be applicable, [the 'Share
       Purchase Mandate']; unless varied or revoked
       by the members of the Company in a general
       meeting, the authority conferred on the Directors
       pursuant to the Share Purchase Mandate may
       be exercised by the Directors at any time and
       from time to time during the period commencing
       from the date of the passing of this Ordinary
       Resolution and [Authority expires the earlier
       of conclusion of the date on which the next
       AGM of the Company [AGM] is held or is required
       by law to be held or the date on which the
       purchases or acquisitions of Shares by the
       Company pursuant to the Share Purchase Mandate
       are carried out to the full extent mandated];
       and authorize the Directors and/or any of them
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       necessary, expedient, incidental or in the
       interests of the Company to give effect to
       the transactions contemplated and/or authorized
       by this ordinary resolution

S.11   Amend the Articles of Association of the Company          Mgmt          For                            For
       in the manner and to the extent as specified;
       and authorize the Directors of the Company
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they may consider desirable,
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 WORLEYPARSONS LTD                                                                           Agenda Number:  701704531
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q9857K102
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2008
          Ticker:
            ISIN:  AU000000WOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial report of              Non-Voting    No vote
       the Company and the reports of the Directors
       and of the Auditors for the FYE 30 JUN 2008

2.a    Re-elect Mr. Ron McNeilly, as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with Rule 8.1[e][2] of the Company's constitution

2.b    Re-elect Mr. David Housego as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with Rule 8.1[e][2] of the Company's constitution

2.c    Re-elect Mr. Eric Gwee as a Director of the               Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Rule 8.1[e][1] of the Company's constitution

3.     Adopt the remuneration report as set out in               Mgmt          For                            For
       the annual report for the FYE 30 JUN 2008

4.     Approve, under the Listing Rule 10.14, the grant          Mgmt          For                            For
       of not more than a total of 85,762 performance
       rights to the Executive Directors of the Company
       [Messrs. John Grill, David Housego, William
       Hall and Larry Benke] in respect of the 2008/9
       FY, in accordance with the WorleyParsons Limited
       Performance Rights Plan and on the specified
       terms

5.     Approve, for the purpose of Rule 8.4[a] of the            Mgmt          For                            For
       Company's Constitution, to increase the aggregate
       amount of remuneration that may be paid in
       any FY to the Company's Non-Executive Directors
       by AUD 250,000 [from AUD 1,750,000 to AUD 2,000,000]

6.     Approve, for the purpose of ASX Listing Rules,            Mgmt          For                            For
       for the acquisition by, or issue to, all present
       and future Non-executive Directors of shares
       in WorleyParsons Limited in accordance with
       the rules of the WorleyParsons Limited Non-executive
       Director Share Plan and on the specified terms




--------------------------------------------------------------------------------------------------------------------------
 YANLORD LAND GROUP LTD                                                                      Agenda Number:  701898770
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9729A101
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1T57930854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and the            Mgmt          For                            For
       audited financial statement of the Company
       for the FYE 31DEC 2008 together with the Auditors
       reports thereon

2.     Declare a first and final [one-tier] tax-exempt           Mgmt          For                            For
       dividend of 1.23 Singapore cents per ordinary
       share for the YE 31 DEC 2008

3.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       400,000 for the YE 31 DEC 2008

4.a    Re-elect Mr. Zhong Siliang as a Director, who             Mgmt          For                            For
       retires pursuant to Article 91 of the Articles
       of Association of the Company

4.b    Re-elect Mr. Ng Ser Miang as a Director, who              Mgmt          Against                        Against
       retires pursuant to Article 91 of the Articles
       of Association of the Company

4.c    Re-elect Mr. Ng Shin Ein as a Director, who               Mgmt          For                            For
       retires pursuant to Article 91 of the Articles
       of Association of the Company

5.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company and to authorize the Directors
       to fix their remuneration

6.     Authorize the Directors of the Company to allot           Mgmt          Against                        Against
       and issue shares in the capital of the Company
       ["shares"] whether by way of rights, bonus
       or otherwise; and/or make or grant offers,
       agreements or options [collectively, "Instruments"
       and each, an "Instrument") that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may, in their absolute discretion,
       deem fit; and [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] issue shares in pursuance of
       any instrument made or granted by the Directors
       while this resolution was in force, provided
       that: 1) the aggregate number of shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this resolution]:
       a) by way of renounceable rights issues on
       a pro-rata basis to shareholders of the Company
       ["Renounceable Rights Issue"] shall not exceed
       100% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in subparagraph (3) below; and
       b) otherwise than by way of Renounceable Rights
       Issue ["Other Share Issues"] shall not exceed
       50% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with subparagraph
       (3) below], of which the aggregated number
       of shares to be issued other than on a pro-rata
       basis to shareholders of the Company [including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this resolution]
       does not exceed 20% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company [as calculated in
       accordance with subparagraph (3) below]; 2)
       the renounceable rights issues and other share
       issues shall not, in aggregate, exceed 100%
       of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in subparagraph (3) below];
       3) [subject to such manner of calculation as
       may be prescribed by Singapore Exchange Securities
       Trading Limited ["SGX-ST"] for the purpose
       of determining the aggregate number of shares
       that may be issued under subparagraphs (1)(a)
       and (1)(b) above, the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company at the time this resolution
       is passed, after adjusting for: i) new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       on issue at the time this resolution is passes;
       and ii) any subsequent bonus issue, consolidation
       or subdivision of shares; 4) in exercising
       the authority conferred by this resolution,
       the Company shall comply with the provisions
       of the Listing Manual of SGX-ST for the time
       being in force [unless such compliance has
       been waived by the SGX-ST] and the AA for the
       time being of the Company; and 5) [unless revoked
       or varied by the Company in general meeting]
       the authority conferred by this resolution
       shall continue in force until the conclusion
       of the next AGM of the Company or the date
       by which the next AGM is required by law to
       be held, whichever is the earlier

7.     Authorize the Directors, subject to and pursuant          Mgmt          Against                        Against
       to the share issue mandate in Resolution 6
       above being obtained, to issue new shares other
       than on a pro-rata basis to shareholders of
       the Company at an issue price per new share
       which shall be determined by the Directors
       in their absolute discretion provided that
       such price shall not represent more than a20%
       discount for new shares to the weighted average
       price per share determined in accordance with
       the requirements of the SGX-ST

8.     Authorize the Directors to a) offer and grant             Mgmt          Against                        Against
       options in accordance with the provisions of
       the Yanlord Land Group Share Option Scheme
       2006 ("ESOS 2006"]; and b) allot and issue
       from time to time such number of shares in
       the capital of the Company as may be issued
       pursuant to the exercise of options under the
       ESOS 2006, provided that the aggregate number
       of shares to be issued pursuant to the ESOS
       2006 shall not exceed 15% of the total issued
       shares in the capital of the Company from time
       to time

       Transact any other ordinary business                      Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 YANLORD LAND GROUP LTD                                                                      Agenda Number:  701898782
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9729A101
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1T57930854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors, pursuant to Sections             Mgmt          For                            For
       76C and 76E of the Companies Act, [Chapter
       50, Singapore] [the Act], to purchase or acquire
       issued ordinary shares fully paid in the capital
       of the Company [Shares] not exceeding in aggregate
       the Maximum Percentage [as specified below],
       at such price or prices as may be determined
       by the Directors from time to time up to the
       Maximum Price [as specified below], whether
       by way of: on market purchases on the Singapore
       Exchange Securities Trading Limited [SGX-ST],
       and/or off-market purchases [it effected otherwise
       than on the SGX-ST] in accordance with any
       equal access scheme(s) as may be determined
       or formulated all the conditions prescribed
       by Act [Off-Market Purchase] and otherwise
       in accordance with all other laws regulations
       and rules of SGX-ST as may for the time being
       applicable, generally and unconditionally [the
       Share Buyback mandate]; issued Shares representing
       10% of the issued Shares as at the date of
       passing of this resolution [excluding any Shares
       which are held as treasury shares as at that
       date]; in the case of a Market Purchase, 105%
       of the Average Closing Price of the Shares;
       and in the case of an Off-Market Purchase,
       120% of the Average Closing Price of the Shares;
       the average of the closing market prices of
       a Share over the last 5 Market Days on which
       the Shares are transacted on the SGX-ST or,
       as the case may be such securities exchange
       on which the Shares are listed or quoted, immediately
       preceding the date of the Market Purchases
       by the Company or, as the case may be, the
       date of the making of the offer pursuant to
       the Off-Market Purchase, and deemed to be adjusted,
       in accordance with the rules of SGX-ST, for
       any corporate action that occurs after the
       relevant 5 days period, and authorize the Directors
       and/or any of them to do all such acts and
       things deemed necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution; [Authority expires the
       earlier of the next AGM of the Company or the
       date of the next AGM of the Company as required
       by the Law to be held]



PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
--------------------------------------------------------------------------------------------------------------------------
 3I GROUP PLC, LONDON                                                                        Agenda Number:  701618881
--------------------------------------------------------------------------------------------------------------------------
        Security:  G88473148
    Meeting Type:  AGM
    Meeting Date:  09-Jul-2008
          Ticker:
            ISIN:  GB00B1YW4409
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Company's Accounts for            Mgmt          For                            For
       the year to 31 MAR 2008, the Directors' report
       and the Auditors' report on those Accounts
       and on the auditable part of the Directors'
       remuneration report

2.     Approve the Directors remuneration report for             Mgmt          For                            For
       the year to 31 MAR 2008

3.     Declare a final dividend of 10.9p per ordinary            Mgmt          For                            For
       share, payable to those shareholders whose
       names appear on the register of Members at
       close of business on 20 JUN 2008

4.     Re-appoint Mr. W. Mesdag as a Director of the             Mgmt          For                            For
       Company

5.     Re-appoint Mr. S.P. Ball as a Director of the             Mgmt          For                            For
       Company

6.     Re-appoint Sir Robert Smith as a Director of              Mgmt          For                            For
       the Company

7.     Re-appoint Mr. O.H.J. Stocken as a Director               Mgmt          For                            For
       of the Company

8.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the Members

9.     Authorize the Board to fix the Auditors' remuneration     Mgmt          For                            For

10.    Authorize the Company and any Company which               Mgmt          For                            For
       is or becomes a subsidiary of the Company at
       any time during the period for which this resolution
       has effect: a) make political donations to
       political parties or independent election candidates
       not exceed GBP 20,000 in total; b) make political
       donations to political organizations other
       than political parties not exceeding GBP 20,000
       in total; and c) incur political expenditure
       not exceeding GBP 20,000 in total; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company to be held in 2009 or 08
       OCT 2009]; provided that the aggregate amount
       of political donations and political expenditure
       made or incurred by the Company and its subsidiaries
       pursuant to this resolution shall not exceed
       GBP 20,000

11.    Authorize the Directors, in substitution for              Mgmt          For                            For
       all pre-existing authorities to the extent
       unused, to allot relevant securities [Section
       80 of the Companies Act 1985] up to an aggregate
       nominal amount of GBP 94,235,000; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company to be held in 2009 or 08
       OCT 2009]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.12   Authorize the Directors, subject to passing               Mgmt          For                            For
       of Resolution 11 and in substitution of all
       pre-existing authorities to the extent unused,
       pursuant to Section 95 of the Companies Act
       1985 to allot equity securities [Section 94
       of the said Act] pursuant to the authority
       conferred by Resolution 11 above, and/or to
       allot equity securities where such allotment
       constitutes an allotment of equity securities
       by virtue of section 94(3A) of the said Act,
       for cash disapplying the statutory pre-emption
       rights [Section 89(1)], provided that this
       power is limited to the allotment of equity
       securities: a) in connection with an offer
       of such securities by way of rights, or other
       pre-emptive offer, to holders of ordinary shares;
       b) up to an aggregate nominal value of GBP
       14,135,000; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2009 or 08 OCT 2009]; and the
       Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.13   Authorize the Company, in accordance with Article         Mgmt          For                            For
       7 of the Company's Articles of Association
       in effect prior to the adoption of the new
       form of the Company's Articles of Association
       pursuant to Resolution 15, and, subject to
       the passing of Resolution 15, Article 6 of
       the Company's Articles of Association, to make
       market purchases [as specified in Section 163(3)
       of the Companies Act 1985] of its ordinary
       shares of up to 38,274,000 ordinary shares;
       the Company does not pay for each such ordinary
       share less than the nominal amount of such
       ordinary share at the time of purchase and
       the Company does not pay for each such ordinary
       share more than 105% of the average of the
       closing mid-market prices of the ordinary shares
       for the 5 business days, immediately preceding
       the date on which the Company agrees to buy
       shares concerned based on the share prices
       published in the Daily Official List of the
       London stock Exchange; [Authority expires the
       earlier of the conclusion of the AGM of the
       Company to be held in 2009 or 08 OCT 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.14   Authorize the Company, in accordance with Article         Mgmt          For                            For
       7 of the Company's Articles of Association
       in effect prior to the adoption of the new
       form of the Company's Article of Association
       pursuant to Resolution 15 and subject to the
       passing of the Resolution 15, Article 6 of
       the Company's Articles Association, to make
       market purchases [Section 163(3) of the Companies
       Act 1985] of its B Shares in issue at the date
       of this notice provided that: Company does
       not purchase under the authority more than
       16,566,194 B shares; the Company does not pay
       for each such B share less than 1 penny and
       the B share more than 127p; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company to be held in 2009 or 08 OCT 2009];
       the Company, before the expiry, may make a
       contract to purchase Bshares which will or
       may be executed wholly or partly after such
       expiry

S.15   Adopt the new form of Articles of Association             Mgmt          Against                        Against
       as specified as the Articles of Association
       of the Company in substitution of, and to the
       exclusion of, the existing Articles of Association
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 3I GROUP PLC, LONDON                                                                        Agenda Number:  701954566
--------------------------------------------------------------------------------------------------------------------------
        Security:  G88473148
    Meeting Type:  OGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  GB00B1YW4409
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to and conditional upon Resolutions      Mgmt          For                            For
       2 and 3 being passed the authorized ordinary
       share capital of the Company be increased from
       GBP 409,999,850 to GBP 814,641,604 by the creation
       of an additional 547,822,682 ordinary shares
       of 73 19/22 pence each in the capital of the
       Company

2.     Authorize the Directors, subject to conditional           Mgmt          For                            For
       upon Resolutions 1 and 3 being passed and in
       addition to, and not in substitution for, any
       existing authority, pursuant to Section 80
       of the Companies Act 1985 [the Act] to exercise
       all the power of the Company to allot relevant
       securities[as defined in Section 80(2) of the
       Act] up to an aggregate nominal amount of GBP
       404,641,755 in the connection of rights issue;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company to be held in 2009
       or 15 months from the passing of this resolution];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement as if this authority
       had not expired

S.3    Authorize the Directors, subject to conditional           Mgmt          For                            For
       upon Resolutions 1 and 2 and in addition to,
       and not in substitution for, any existing authority,
       pursuant to Section 95 of the Act, to allot
       equity securities [with the meaning of Section
       94 of the Act] for cash, in connection with
       the rights issue [as specified] pursuant to
       the authority conferred by Resolution 3 above,
       as specified of Section 89 of the Act did not
       apply to any such allotment, provided that
       this power is limited to the allotment of equity
       securities up to an aggregate nominal value
       of GBP 404,641,755; [Authority expires the
       earlier of the conclusion of the AGM of the
       Company to be held in 2009 or 15 months from
       the passing of this resolution]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement as if this authority had not expired

4.     Approve, subject to and conditional upon Resolutions      Mgmt          For                            For
       1, 2 and 3 being passed the amendment to: the
       3i Group Discretionary Share Plan, as summarized
       in part 1 of the Circular; and Authorize the
       Directors and to do all such act and things
       as may be necessary to carry the same into
       effect




--------------------------------------------------------------------------------------------------------------------------
 A.P. MOELLER - MAERSK A/S                                                                   Agenda Number:  701886561
--------------------------------------------------------------------------------------------------------------------------
        Security:  K0514G135
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  DK0010244425
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.     Receive the report on the Company's activities            Mgmt          For                            For
       during the past FY

B.     Adopt the audited annual report                           Mgmt          For                            For

C.     Grant discharge to the Directors                          Mgmt          For                            For

D.     Approve the appropriation of profit, including            Mgmt          For                            For
       the amount of dividends, or covering of loss
       in accordance with the adopted annual report
       and payment of a dividend of DKK 650 per share
       of DKK 1,000

E.     Authorize the Board, in the period until the              Mgmt          For                            For
       next AGM, to allow the Company to acquire own
       shares of a nominal value up to 10% of the
       Company's share capital, according to the Danish
       Companies Act, Article 48; the purchase price
       must not deviate by more than 10% from the
       price quoted on Nasdaq OMX Copenhagen A/S on
       the date of the purchase; [Authority in force
       until the Company's next AGM]

F.     Re-elect Messrs. Michael Pram Rasmussen, Jan              Mgmt          For                            For
       Topholm, Leise Maersk Mc-Kinney Moller and
       Niels Jacobsen as the Board of Directors

G.     Re-elect KPMG Statsautoriseret Revisionspartnerselskab    Mgmt          For                            For
       and Grant Thornton Statsautoriseret Revisionsaktieselskab
       as the Auditors of the Company

H.     Approve the deliberation of any proposals submitted       Mgmt          Against                        Against
       by the Board of Directors or by shareholders




--------------------------------------------------------------------------------------------------------------------------
 A.P. MOELLER - MAERSK A/S                                                                   Agenda Number:  701887020
--------------------------------------------------------------------------------------------------------------------------
        Security:  K0514G101
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  DK0010244508
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

a.     Receive the report on the Company's activities            Non-Voting    No vote
       during the past FY

b.     Submission of the audited annual report for               Non-Voting    No vote
       adoption

c.     Resolution to grant discharge to the Directors            Non-Voting    No vote

d.     Resolution on appropriation of profit, including          Non-Voting    No vote
       the amount of dividends, or covering of loss
       in accordance with the adopted annual report
       and payment of a dividend of DKK 650 per share
       of DKK 1,000

e.     Resolution on authority to acquire own shares;            Non-Voting    No vote
       the Board proposes that in the period until
       the next AGM, the Board is authorized to allow
       the Company to acquire own shares of a nominal
       value up to 10% of the Company's share capital,
       according to the Danish Companies Act, Article
       48; the purchase price must not deviate by
       more than 10% from the price quoted on Nasdaq
       OMX Copenhagen A/S on the date of the purchase;
       [Authority in force until the Company's next
       AGM]

f.     Any requisite election of Members for the Board           Non-Voting    No vote
       of Directors; re-elect Messrs. Michael Pram
       Rasmussen, Jan Topholm, Leise Maersk Mc-Kinney
       Moller and Niels Jacobsen as the Board of Directors

g.     Election of the Auditors; re-elect KPMG Statsautoriseret  Non-Voting    No vote
       Revisionspartnerselskab and Grant Thornton
       Statsautoriseret Revisionsaktieselskab as the
       Auditors of the Company

h.     Deliberation of any proposals submitted by the            Non-Voting    No vote
       Board of Directors or by shareholders




--------------------------------------------------------------------------------------------------------------------------
 A2A SPA                                                                                     Agenda Number:  701960519
--------------------------------------------------------------------------------------------------------------------------
        Security:  T0140L103
    Meeting Type:  OGM
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  IT0001233417
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 566031 DUE TO ADDITION OF RESOLUTINS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       03 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the allocation of income and dividend             Mgmt          No Action
       distribution and remove Directors Messrs. Capra,
       Buizza, Capezzuto, Cuter, Rampinelli Rota,
       and Rizzardi;  elect a new Supervisory Board
       and Approve the Director remuneration

2.1    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Approve  the slate submitted by the Municipalities
       of Brescia and Milan

2.2    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Approve  the slate submitted by Atel Italia
       Holding Srl

2.3    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Approve  the slate submitted by Carlo Tassara
       SpA and Energia e Servizi Srl




--------------------------------------------------------------------------------------------------------------------------
 ABERTIS INFRAESTRUCTURAS SA, BARCELONA                                                      Agenda Number:  701826464
--------------------------------------------------------------------------------------------------------------------------
        Security:  E0003D111
    Meeting Type:  OGM
    Meeting Date:  30-Mar-2009
          Ticker:
            ISIN:  ES0111845014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       31 MAR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts for 2008                      Mgmt          For                            For

2.     Approve the capital increase charged to reserves          Mgmt          For                            For
       and to issue premium accounts, with modification
       to the Article 5 of the Bylaws, request for
       admission on official markets and delegation
       to the Board to execute it

3.     Approve the resignation, appointment and re-election      Mgmt          For                            For
       of the Board Members

4.     Appoint the Account Auditor                               Mgmt          For                            For

5.     Approve the introduction of share submission              Mgmt          For                            For
       plan 2009 and options plan 2009

6.     Authorize the Board of Directors for the acquisition      Mgmt          For                            For
       of own shares, their transfer and ability to
       reduce share capital to recover own shares

7.     Approve the delegation to the Board to formalize          Mgmt          For                            For
       all the resolutions adopted in the meeting




--------------------------------------------------------------------------------------------------------------------------
 ACCIONA S A                                                                                 Agenda Number:  701912013
--------------------------------------------------------------------------------------------------------------------------
        Security:  E0008Z109
    Meeting Type:  OGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  ES0125220311
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       04 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts of the Company and            Mgmt          For                            For
       the consolidated Group of 2008

2.     Approve the Management report and the Board               Mgmt          For                            For
       of Directors Management report

3.     Approve the application of the result of the              Mgmt          For                            For
       year 2008

4.     Re-elect the Auditors                                     Mgmt          For                            For

5.     Approve the renewal of the Board of Directors             Mgmt          For                            For

6.     Approve the Director's remuneration including             Mgmt          For                            For
       the Board of Directors consisting of part of
       their variable salary in shares and in preferment
       subscription rights and the adjudication in
       2008

7.     Approve the acquisition of derivated own shares           Mgmt          For                            For
       leaving without effect the previous authorization
       in the OGM of 2008 and destine part of the
       shares total or parcially to the retributions
       plan

8.     Approve the delegation to the Board of Directors          Mgmt          For                            For
       of the faculty of increase the social capital
       until an import of 31,775,000 euros with the
       faculty of exclude totally or parcially the
       preferent subscription right

9.     Approve the delegation to the Board of Director           Mgmt          For                            For
       to issue bonds promissory notes and other fixed
       income or warrants with a limit of 2,600,000,000
       euros excluding the promissory notes that will
       have a limit of 1,000,000,000 euros

10.    Approve the delegation of powers to the Board             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ACCOR SA, COURCOURONNES                                                                     Agenda Number:  701897324
--------------------------------------------------------------------------------------------------------------------------
        Security:  F00189120
    Meeting Type:  MIX
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  FR0000120404
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

1.     Approve financial statements and the statutory            Mgmt          For                            For
       reports

2.     Approve the consolidated financial statements             Mgmt          For                            For
       and the statutory reports

3.     Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 1.65 per Share

4.     Approve the Stock Dividend Program [Cash or               Mgmt          For                            For
       Shares]

5.     Re-elect Mr. Thomas J. Barack as a Director               Mgmt          For                            For

6.     Re-elect Mr. Sebastien Bazin as a Director                Mgmt          For                            For

7.     Re-elect Mr. Philippe Citerne as a Director               Mgmt          For                            For

8.     Re-elect Mr. Gabriele Galateri as a Director              Mgmt          For                            For

9.     Re-elect Mr. Gilles Pelisson as a Director                Mgmt          For                            For

10.    Ratify the appointment and re-election of Mr.             Mgmt          For                            For
       Alain Quinet as a Director

11.    Re-elect Mr. Franck Riboud as a Director                  Mgmt          For                            For

12.    Ratify the appointment and re-election of Mr.             Mgmt          For                            For
       Patrick Sayer as a Director

13.    Elect Mr. Jean-Paul Bailly as a Director                  Mgmt          For                            For

14.    Elect Mr. Denis Hennequin as a Director                   Mgmt          For                            For

15.    Elect Mr. Bertrand Meheut as a Director                   Mgmt          For                            For

16.    Elect Ms.Virginie Morgon as a Director                    Mgmt          For                            For

17.    Approve the remuneration of the Directors in              Mgmt          For                            For
       the aggregate amount of EUR 420,000

18.    Approve the transaction with Caisse Des Depots            Mgmt          For                            For
       Et Consignations

19.    Approve the transaction with Colony Capital               Mgmt          For                            For
       SAS

20.    Approve the transaction with Gilles Pelisson              Mgmt          For                            For

21.    Approve the transaction with Gilles Pelisson              Mgmt          For                            For

22.    Approve the transaction with Gilles Pelisson              Mgmt          For                            For

23.    Approve the transaction with Paul Dubrule and             Mgmt          For                            For
       Gerard Pelisson

24.    Grant authority to repurchase of Up to 10% of             Mgmt          For                            For
       issued share capital special business

25.    Approve the reduction in Share capital via cancellation   Mgmt          For                            For
       of repurchased shares

26.    Grant authority to issue of equity or equity-linked       Mgmt          Against                        Against
       securities with preemptive rights up to aggregate
       nominal amount of EUR 200 Million

27.    Approve the issuance of equity or equity-linked           Mgmt          Against                        Against
       securities without preemptive rights up to
       aggregate nominal amount of EUR 150 Million,
       with the possibility not to offer them to the
       public

28.    Grant authority to increase the capital of up             Mgmt          Against                        Against
       to 10% of issued capital for future acquisitions

29.    Authorize the Board, subject to Approval of               Mgmt          For                            For
       Items 26 and/or 27, to increase capital in
       the event of additional demand related to delegation
       submitted to shareholder vote above

30.    Approve the capitalization of reserves of up              Mgmt          For                            For
       to EUR 200 Million for bonus issue or increase
       in par value

31.    Approve to set global limit for capital increase          Mgmt          For                            For
       to result from all issuance requests under
       Items 26 to 30 at EUR 300 Million

32.    Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

33.    Grant authority to fill the required documents/other      Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 ACERINOX SA                                                                                 Agenda Number:  701960468
--------------------------------------------------------------------------------------------------------------------------
        Security:  E0060D145
    Meeting Type:  OGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  ES0132105018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 566714 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the individual and consolidated financial         Mgmt          For                            For
       statements and allocation of income of the
       FY 2008

2.     Grant discharge to the Directors for distribution         Mgmt          For                            For
       of dividends for FY 2008 paid on 05 JAN 09
       and 03 APR 09

3.     Authorize the Board of Directors for the acquisition      Mgmt          For                            For
       of own shares

4.     Approve the special dividends charged to the              Mgmt          For                            For
       issuance premium account

5.     Re-elect KPMG Auditors S.L. as the External               Mgmt          For                            For
       Auditors for the individual and consolidated
       accounts for FY 2009

6.1    Re-elect Mr. Fumio Oda as a Sunday Board Member           Mgmt          For                            For

6.2    Re-elect Mr. Diego Prado Perez-Seoane as a Sunday         Mgmt          For                            For
       Board Member

6.3    Appoint Mr. Hattori as a Sunday Board Member              Mgmt          For                            For
       in substitution of Mr. Hayakawa

7.     Approve the report on the Management report               Mgmt          For                            For
       as mandated by Article 116 BIS of the Spanish
       Stock Market

8.     Approve the reduction in outstanding capital              Mgmt          For                            For
       via amortization of treasury shares excluding
       objections from creditors Article 5 of Company
       Bylaws accordingly

9.     Grant delegation of powers to formalize and               Mgmt          For                            For
       execute all resolutions adopted by the shareholders
       at the General Shareholders  Meeting, for conversion
       thereof into a public instrument, and for the
       interpretation, correction and supplementation
       thereof or further elaboration thereon until
       the required registrations are made

10.    Approve the minute                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ACOM CO.,LTD.                                                                               Agenda Number:  701991766
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00105106
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3108600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Change Business
       Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ACS ACTIV DE CONSTRUC Y SERV                                                                Agenda Number:  701775453
--------------------------------------------------------------------------------------------------------------------------
        Security:  E7813W163
    Meeting Type:  EGM
    Meeting Date:  02-Dec-2008
          Ticker:
            ISIN:  ES0167050915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 521637 DUE TO DELETION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       03 DEC 2008 AT 13:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. THANK YOU.

       Receive the President's report                            Non-Voting    No vote

1.     Approve to redeem the bought-back shares and              Mgmt          For                            For
       modify the Article 6

2.     Grant authority for the acquisition of own shares         Mgmt          For                            For

3.     Elect Messrs. Agustin Batuecas, Alvaro Cuervo,            Mgmt          Against                        Against
       Jose M. Loizaga, Pedro Lopez, Santos Martinez-Conde,
       Florentino Perez, Julio Sacristan, Pablo Vallbona,
       Jose L. Del Valle, Antonio Garcia, Joan David
       Grima, Miquel Roca and Juan March de la Lastra
       as the Directors

4.     Approve the delegation of powers to execute               Mgmt          For                            For
       the Agreements adopted

5.     Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ACS ACTIV DE CONSTRUC Y SERV                                                                Agenda Number:  701902997
--------------------------------------------------------------------------------------------------------------------------
        Security:  E7813W163
    Meeting Type:  OGM
    Meeting Date:  24-May-2009
          Ticker:
            ISIN:  ES0167050915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       25 MAY 2009 . CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, the management               Mgmt          For                            For
       report of the exercise 2008 of the society
       and the consolidated group application of the
       result

2.     Approve to make knowledge of the corporate social         Mgmt          Abstain                        Against
       responsibility report and of the special report
       of the 116 BIS Article of the markets shares
       law of the 2008 exercise

3.     Approve the management of the Board of Directors          Mgmt          For                            For
       in 2008

4.     Ratify, dismissal and appoint in its case of              Mgmt          Against                        Against
       Directors

5.     Appoint the Auditors accounts as the society              Mgmt          For                            For
       either of the Company as of consolidated group

6.     Grant authority for the acquisition of derivated          Mgmt          For                            For
       own shares

7.     Authorize the Board of Directors to increase              Mgmt          For                            For
       up 50 % of the social capital maximum in the
       next 5 years in one or more times with the
       attribution of the allocation of the faculty
       of exclude the preferrent subscription right

8.     Authorize the Board of Directors to issue bonds           Mgmt          For                            For
       promissory notes and fixed income and warrant
       over shares of the Company, setting the rules
       to the Board of Directors for make the increase
       of capital and exclude the preferent subscription
       right of the shareholders, authorize the Board
       of Directors to guarantee obligations of the
       issue of fixed income of the affiliated companies

9.     Approve the agreement of amortization of shares           Mgmt          For                            For
       of the treasury

10.    Authorize the Board of Directors for the establishment    Mgmt          For                            For
       of the options over shares plan

11.    Authorize the faculties for the execution of              Mgmt          For                            For
       the agreements

12.    Approve the minute                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ADDAX PETROLEUM CORP                                                                        Agenda Number:  701967258
--------------------------------------------------------------------------------------------------------------------------
        Security:  00652V102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  CA00652V1022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTIONS
       "1 AND 2.1 TO 2.8". THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       for the YE 31 DEC 2008, together with the report
       of the Auditor thereon

1.     Re-appoint Deloitte & Touche LLP, Chartered               Mgmt          For                            For
       Accountants, as the Auditors of the Corporation
       for the ensuing year, at such remuneration
       as may be approved by the Audit Committee of
       the Corporation

2.1    Elect Mr. Peter Dey as a Director of Addax Petroleum      Mgmt          For                            For
       to hold office until the next annual meeting
       of shareholders or until their successors is
       elected or appointed

2.2    Elect Mr. Stephen Paul De Heinrich as a Director          Mgmt          For                            For
       of Addax Petroleum to hold office until the
       next annual meeting of shareholders or until
       their successors is elected or appointed

2.3    Elect Mr. Jean Claude Gandur as a Director of             Mgmt          For                            For
       Addax Petroleum to hold office until the next
       annual meeting of shareholders or until their
       successors is elected or appointed

2.4    Elect Mr. Gerry Macey as a Director of Addax              Mgmt          For                            For
       Petroleum to hold office until the next annual
       meeting of shareholders or until their successors
       is elected or appointed

2.5    Elect Mr. Brian Anderson as a Director of Addax           Mgmt          For                            For
       Petroleum to hold office until the next annual
       meeting of shareholders or until their successors
       is elected or appointed

2.6    Elect Mr. Afolabi Oladele as a Director of Addax          Mgmt          For                            For
       Petroleum to hold office until the next annual
       meeting of shareholders or until their successors
       is elected or appointed

2.7    Elect Mr. James Davie as a Director of Addax              Mgmt          For                            For
       Petroleum to hold office until the next annual
       meeting of shareholders or until their successors
       is elected or appointed

2.8    Elect Mr. Wesley Twiss as a Director of Addax             Mgmt          For                            For
       Petroleum to hold office until the next annual
       meeting of shareholders or until their successors
       is elected or appointed

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ADIDAS AG                                                                                   Agenda Number:  701853132
--------------------------------------------------------------------------------------------------------------------------
        Security:  D0066B102
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  DE0005003404
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 16 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report, and the
       report pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 237,409,047.08 as follows: payment
       of a dividend of EUR 0.50 per no-par share
       EUR 140,651,291.08 shall be carried forward
       Ex-dividend and payable date: 08 MAY 20 09

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.1.   Elections to the Supervisory Board: Dr. Stefan            Mgmt          For                            For
       Jentzsch

5.2.   Elections to the Supervisory Board: Mr. Igor              Mgmt          For                            For
       Landau

5.3.   Elections to the Supervisory Board: Mr. Willi             Mgmt          For                            For
       Schwerdtle

5.4.   Elections to the Supervisory Board: Mr. Christian         Mgmt          For                            For
       Tourres

5.5.   Elections to the Supervisory Board: Mr. Herbert           Mgmt          For                            For
       Kauffmann

5.6.   Elections to the Supervisory Board: Mr. Alexander         Mgmt          For                            For
       Popow

6.     Amendment to Section 21(2) of the Articles of             Mgmt          For                            For
       Association in accordance with the implementation
       of the Shareholders Rights Act (ARUG) in respect
       of proxy-voting instructions being issued in
       writing or via fax

7.     Amendments to Section 22 of the Articles of               Mgmt          For                            For
       Association in respect of the Chairman of the
       shareholders meeting shall be authorized to
       limit share holder questions and remarks to
       a reasonable amount of time

8.     Resolution on the creation of new authorized              Mgmt          For                            For
       capital and the corresponding amendment to
       the Articles of association, the existing authorization
       to increase the share capital by up to EUR
       64,062,500 shall be revoked, the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the share
       capital by up to EUR 50,000,000 through the
       issue of new shares against cash payment, during
       a period of 5 years [authorized capital 2009/I],
       shareholders subscription rights may be excluded
       for residual amounts

9.     Resolution on the creation of new authorized              Mgmt          For                            For
       capital and the corresponding amendment to
       the Articles of Association, the existing authorization
       to increase the share capital by up to EUR
       12,000,000 shall be revoked, the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the share
       capital by up to EUR 25,000,000 through the
       issue of new shares against payment in kind,
       during a period of 3 years [authorized capital
       200 9/II], the Board of Managing Directors
       shall be authorize d to decide upon the exclusion
       of shareholders subscription rights

10.    Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       through the stock exchange at a price not differing
       more than 10% from the market price of the
       shares or by way o f public repurchase offer
       at a price neither more than 10% above, nor
       more than 20% below, the market price of the
       shares, on or before 06 NOV 2010, the Board
       of Managing Directors shall be authorized to
       offer the shares on the stock exchange or to
       all shareholders, to dispose of the shares
       in a manner other than the stock exchange or
       rights offering if the shares are sold at a
       price not materially below their market price,
       to use the shares in connection with mergers
       or the acquisition of tangible or intangible
       assets, to use the shares for satisfying option
       and conversion rights or within the scope of
       the Company's stock option plan, and to ret
       ire the shares, furthermore, the Company shall
       also be authorized to use the shares for remuneration
       purposes

11.    Authorization to acquire own shares by using              Mgmt          For                            For
       derivatives in connection with item 10, the
       Company shall also be authorized to acquire
       own shares by using derivatives at a price
       neither more than 10% above, nor more than
       20% below, the market price of the shares,
       the authorization shall be limited to up to
       5% of the share capital

12.    Appointment of the Auditors, audit of the financial       Mgmt          For                            For
       statements for the 2009 FY: KPMG AG, Frankfurt,
       review of the interim financial statements
       for the first half of the 2009 FY: KPMG AG,
       Frankfurt




--------------------------------------------------------------------------------------------------------------------------
 ADVANTEST CORPORATION                                                                       Agenda Number:  701982212
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00210104
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3122400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AEGIS GROUP PLC                                                                             Agenda Number:  701919889
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0105D108
    Meeting Type:  AGM
    Meeting Date:  22-May-2009
          Ticker:
            ISIN:  GB0009657569
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and accounts for the            Mgmt          For                            For
       YE 31 DEC 2008

2.     Approve a final dividend of 1.54p per ordinary            Mgmt          For                            For
       share

3.     Re-elect Mr. Jerry Buhlmann as a Director                 Mgmt          For                            For

4.     Re-elect Mr. Johan Napier as a Director                   Mgmt          For                            For

5.     Re-appoint Deloitte LLP as the Auditors                   Mgmt          For                            For

6.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

7.     Approve the remuneration report                           Mgmt          For                            For

8.     Authorize the Directors to allot relevant securities      Mgmt          For                            For

9.     Amend the Articles of Association of the Company          Mgmt          Against                        Against

10.    Authorize the Company to call general meetings            Mgmt          Against                        Against
       on 14 clear days' notice




--------------------------------------------------------------------------------------------------------------------------
 AEGON NV                                                                                    Agenda Number:  701872966
--------------------------------------------------------------------------------------------------------------------------
        Security:  N00927298
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  NL0000303709
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Opening                                                   Non-Voting    No vote

2      Receive the report of the Managing Board on               Non-Voting    No vote
       the FY 2008

3      Approve the annual accounts on the FY 2008                Mgmt          For                            For

4      Dividend and Reservation Policy                           Non-Voting    No vote

5      Grant discharge to the Managing Board in respect          Mgmt          For                            For
       of the duties performed during the past FY

6      Grant discharge to the Supervisory Board in               Mgmt          For                            For
       respect of the duties performed during the
       past FY

7      Appoint Ernst + Young Accountants as the Auditors         Mgmt          For                            For
       responsible for auditing the financial accounts
       for the year 2009

8.     Appoint Mr. J.J. Nooitgedagt as a Member of               Mgmt          For                            For
       the Managing Board for a term of 4 years

9.     Re-appoint Mr. D.G. Eustace as a Member of the            Mgmt          For                            For
       Supervisory Board

10.    Re-appoint Mr. S. Levy as a Member of the Supervisory     Mgmt          For                            For
       Board

11.    Appoint Mr. A.W.H. Doctors Van Leeuwen as a               Mgmt          For                            For
       Member of the Supervisory Board

12     Approve to designate the Managing Board, subject          Mgmt          For                            For
       to the approval of the Supervisory Board for
       a period of 18 months as the body which is
       authorized to resolve to issue shares up to
       a number of shares not exceeding 10% of the
       number of issued shares in the capital of the
       Company with an additional 10% in case of a
       merger or acquisition

13     Authorize the Managing Board under approval               Mgmt          For                            For
       of the Supervisory Board as the solebody to
       limit or exclude the pre emptive right on new
       issued shares in the Company

14     Authorize the Managing Board subject to the               Mgmt          For                            For
       approval of the Supervisory Board, to cause
       the Company to acquire its own shares for valuable
       consideration, up to a maximum number which,
       at the time of acquisition, the Company is
       permitted to acquire pursuant to the provisions
       of Section 98, Subsection 2, of book 2 of the
       Netherlands civil code, such acquisition may
       be effected by means of any type of contract,
       including stock exchange transactions and private
       transactions, the price must lie between EUR
       0.01 and an amount equal to 110% of the market
       price, by market price' is understood the price
       reached by the shares immediately prior to
       the acquisition, as evidenced by the official
       price list of euronext Amsterdam NV, the authorization
       will be valid for a period of 18 months, commencing
       on 22 APR 2009

15.1   That Mr. W.F.C. Stevens has served for the maximum        Non-Voting    No vote
       number of years on the Aegon N.V. Supervisory
       Board, his 4 years' term of appointment expires
       in 2009 and he will consequently step down
       as Member of the Supervisory Board on 22 APR
       2009, at the end of the general meeting of
       shareholders

15.2   As announced in the press release dated 13 JAN            Non-Voting    No vote
       2009, Mr. J.B.M. Streppel will retire as Member
       of the Executive Board as from 22 APR 2009,
       at the end of the general meeting of shareholders

16     Any other business                                        Non-Voting    No vote

17     Closing of the general meeting                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AEON CO.,LTD.                                                                               Agenda Number:  701918990
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00288100
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  JP3388200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.     Revision of policy concerning large-scale acquisitions    Mgmt          Against                        Against
       of the Company's shares (takeover defense measures)




--------------------------------------------------------------------------------------------------------------------------
 AEROPORTS DE PARIS ADP, PARIS                                                               Agenda Number:  701861127
--------------------------------------------------------------------------------------------------------------------------
        Security:  F00882104
    Meeting Type:  MIX
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  FR0010340141
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

1.     Receive the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman of the Board of Directors and
       the Auditors and approve the Company's financial
       statements for the YE 31 DEC 2008, as presented,
       showing profits of EUR 216,717,012.00, the
       shareholders' meeting approves the expenses
       and charges that were not Tax deductible of
       EUR 25,326.00 with a corresponding Tax of EUR
       8,720. 00

2.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

3.     Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 216,717,012.00 allocation to
       the legal reserve: EUR 5,486,621.00 prior retained
       earnings: EUR 225,576,181.00 distributable
       income: EUR 436,806,572.00 Global dividend:
       EUR 136,565,631.00, the balance of EUR 300,240,941.00
       allocated to the retained earnings account,
       the shareholders will receive a net dividend
       of EUR 1.38 per Share, for a total number of
       98,960,602 shares, and will entitle to the
       40% deduction provided by the French Tax Code,
       this dividend will be paid on 11 JUN 2009,
       in the event that the Company holds some of
       its own shares on such date, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account,
       as required by Law

4.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L.225-38 of
       the French Commercial Code, and approve the
       said report and the agreements referred to
       therein

5.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-38 and
       L.225-42-1 of the French Commercial Code and
       approve the agreement authorized by the Board
       of Directors on 11 MAR 2009, governed by Article
       L.225.42 and related to the allowance to be
       granted to Mr. Francois Rubichon in the event
       of retirement by cancellation or non renewal
       of its term of office as Managing Director

6.     Authorize the Board of Directors to trade, by             Mgmt          Against                        Against
       all means [including by way of a public offering]
       in the Company's shares on the stock market,
       subject to the conditions described below:
       maximum purchase price: EUR 110.00, maximum
       number of shares to be acquired: 5% of the
       share capital, corresponding to 4,948,030 shares:
       maximum funds invested in the share Buybacks:
       EUR 400,000,000.00, this authorization is given
       for an 18 month period, this delegation of
       powers supersedes the fraction unused of any
       and all earlier delegations to the same effect;
       to take all necessary measures and accomplish
       all necessary formalities

7.     Appoint the Statutory Auditor, Cabinet Ernst              Mgmt          For                            For
       ET Young Audit ET Autres for a 6 year period

8.     Approve to renew the appointment of the Cabinet           Mgmt          For                            For
       Auditor as the Deputy Auditor for a 6 year
       period

9.     Appoint as statutory Auditor, Cabinet KPMG S.A.           Mgmt          For                            For
       for a 6year period

10.    Appoint Mr. Francois Caubriere as the Deputy              Mgmt          For                            For
       Auditor for a 6 year period

11.    Ratify the co-optation of Mr. Jacques Gounon              Mgmt          For                            For
       as a Director, to replace Mr. M. Marc Veron
       resigning, for the remaining period of his
       term of office

12.    Approve to renew the appointment of Mr. Jacques           Mgmt          For                            For
       Gounon as a Director for a 5 year period

13.    Approve to renew the appointment of Mr. Pierre            Mgmt          Against                        Against
       Graff as a Director for a 5 year period

14.    Approve to renew the appointment of Mrs. Francoise        Mgmt          For                            For
       Malrieu as a Director for a 5 year period

15.    Appoint Mr. Henri Giscard D'es Taing as a Director        Mgmt          For                            For
       for a 5 year period

16.    Appoint Mr. Pieter M. Verboom as a Director               Mgmt          Against                        Against
       for a 5 year period

17.    Appoint Mr. Jos Nijhuis as a Director for a               Mgmt          Against                        Against
       5 year period

18.    Appoint Mr. Vincent Capo-Canellas as Control              Mgmt          For                            For
       Agent for a 5 year period, under approval of
       Resolution 21

19.    Appoint Mrs. Christine Janodet as Control Agent           Mgmt          For                            For
       for a 5 year period, under approval of Resolution
       21

20.    Appoint Mr. Bernard Irion as Control Agent for            Mgmt          For                            For
       a 5 year period, under approval of Resolution
       21

21.    Amend Article 13 of the Bylaws 'Board of Directors',      Mgmt          For                            For
       by adding paragraphs V and VI

22.    Amend Article 15 of the Bylaws 'Deliberation              Mgmt          For                            For
       of the Board'

23.    Amend Article 20 of the Bylaws 'General Meetings'         Mgmt          For                            For

24.    Amend the Articles of the Bylaws; 6: the share            Mgmt          For                            For
       capital, 8: payment of shares, 9: form of shares,
       13: the Board of Directors, 16: powers of the
       Board of Directors, 19: the Auditors

25.    Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 AGFA GEVAERT NV                                                                             Agenda Number:  701848876
--------------------------------------------------------------------------------------------------------------------------
        Security:  B0302M104
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  BE0003755692
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THE MEETING DATE HAS BEEN POSTPONED      Non-Voting    No vote
       FROM 27 MAR 2009 TO 28 APR 2009. THANK YOU.

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU                Non-Voting    No vote

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 538329 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Acknowledge the special report of the Board               Non-Voting    No vote
       of Director as specified in Article 604, paragraph
       2 of the Companies Code in relation to the
       authorization to the Board of Directors to
       increase the registered capital

2.     Approve the renewal of the authorization to               Mgmt          No Action
       the Board of Directors as envisaged in Article
       8, 1 of the Articles of Association to increase
       the registered capital

3.     Approve the renewal of the authorization in               Mgmt          No Action
       Article 8, 4 of the Articles of Association
       to increase the registered capital in the event
       of a public take-over bid on the securities
       of the Company

4.     Approve the Modification to Article 9 of the              Mgmt          No Action
       Articles of Association following the dematerialization
       of the shares and following the possibility
       to hold an electronic register for registered
       Stocks

5.     Approve the renewal of the authorization to               Mgmt          No Action
       buy back shares, as specified in the second
       paragraph of Article 14 of the Articles of
       Association

6.     Amend the wording of Article 21 of the Articles           Mgmt          No Action
       of Association

7.     Approve to modify the text of Article 26 of               Mgmt          No Action
       the Articles of Association in relation to
       the representation

8.     Approve the several modifications to the Articles         Mgmt          No Action
       of Association to make them conform to the
       current legal provisions

9.     Grant the power of attorney with respect to               Mgmt          No Action
       the coordination of the Articles of Association,
       as well as the formalities with the Crossroad
       Bank of Enterprises and with the vat Administration

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AGFA GEVAERT NV                                                                             Agenda Number:  701871178
--------------------------------------------------------------------------------------------------------------------------
        Security:  B0302M104
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  BE0003755692
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Annual report of the Board of Director's and              Non-Voting    No vote
       the report of the Statutory Auditor's

2.     Approve the financial statements of the FY concluded      Mgmt          No Action
       on 31 DEC 2008

3.     Approve the allocation of results                         Mgmt          No Action

4.     Approve the consolidated accounts of the FY               Mgmt          No Action
       concluded on 31 DEC 2008, and reports of the
       Board of Director's and the Statutory Auditor
       on the consolidated accounts

5.     Grant discharge to the Director's                         Mgmt          No Action

6.     Grant discharge to the Statutory Auditor                  Mgmt          No Action

7.     Appoint Mr. De Wilde J. Management BVBA as a              Mgmt          No Action
       Director of the Company, with Ms. Julien De
       Wilde as its permanent representative

8.     Re appoint Mr. Christian Leysen as a Director             Mgmt          No Action

9.     Approve the continuation and taking-over of               Mgmt          No Action
       the Board Mandate of Mr. Michel Akkermans by
       the Company Pamicanv, Eygenstraat 37, B-3040
       Huldenberg with Mr. Michel Akkermans as permanent
       representative

10.    Approve the continuation and taking-over of               Mgmt          No Action
       the Board Mandate of Mr. Jo Cornu by the Company
       Mercodi BVBA, Grote Markt 18, B-9120 Beveren
       with Mr. Jo Cornu as permanent representative

11.    Approve the continuation and taking-over of               Mgmt          No Action
       the Board Mandate of Mr. Horst Heidsieck by
       the Company Value Consult Management-Und Unternehmensberatungsgesellschaft
       MBH, Ostpreussenstrasse 34, D-63654 Buedingen
       with Mr. Horst Heidsieck as permanent representative

12.    Approve the remuneration of the Chairman of               Mgmt          No Action
       the Board of Director's

13.    Grant rights in accordance with Article 556               Mgmt          No Action
       of the Companies Code

14.    Miscellaneous                                             Non-Voting    No vote

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No Action

       PLEASE NOTE THAT THIS IS A REVISION DUE TO DUE            Non-Voting    No Action
       TO CHANGE IN MEETING TYPE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AGL ENERGY LTD                                                                              Agenda Number:  701705444
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q01630104
    Meeting Type:  AGM
    Meeting Date:  15-Oct-2008
          Ticker:
            ISIN:  AU000000AGK9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Mgmt          Abstain                        Against
       and the consolidated entity and the reports
       of the Directors and the Auditor for the FYE
       30 JUN 2008

2.     Adopt the remuneration report for the FYE 30              Mgmt          Against                        Against
       JUN 2008 as specified

3.A    Re-elect Mr. J.C.R. Maycock as a Director of              Mgmt          For                            For
       the Company, who retires by rotation at the
       close of the meeting in accordance with clause
       58 of the Company's Constitution

3.B    Re-elect Ms. S.V. McPhee as a Director of the             Mgmt          For                            For
       Company, who retires by rotation at the close
       of the meeting in accordance with clause 58
       of the Company's Constitution

S.4    Amend the constitution of AGL Energy Limited,             Mgmt          For                            For
       with effect from the day after the close of
       the meeting, as specified

5.     Approve to increase, with effect from 01 JAN              Mgmt          For                            For
       2009, the aggregate maximum sum available for
       the remuneration of the Non-Executive Directors
       by AUD 250,000 per year to AUD 1,750,000 per
       year

6.     Approve, in accordance with the ASX Listing               Mgmt          For                            For
       Rule 10.14, to grant the share performance
       rights under the LTIP to Mr. Michael Fraser,
       the Managing Director and the Chief Executive
       Officer of the Company, in respect of the FYE
       30 JUN 2009, 30 JUN 2010, 30 JUN 2011, on the
       terms as specified




--------------------------------------------------------------------------------------------------------------------------
 AIFUL CORPORATION                                                                           Agenda Number:  701985030
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00557108
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3105040004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AIOI INSURANCE COMPANY,LIMITED                                                              Agenda Number:  701988098
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00607101
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3486600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AIR FRANCE - KLM, ROISSY CHARLES DE GAULLE                                                  Agenda Number:  701617649
--------------------------------------------------------------------------------------------------------------------------
        Security:  F01699135
    Meeting Type:  MIX
    Meeting Date:  10-Jul-2008
          Ticker:
            ISIN:  FR0000031122
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approves the Company's financial
       statements for the YE in 31 MAR 2008 as presented

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and Auditors, approves the consolidated financial
       statements for the said FY, in the form presented
       to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: EUR 198,182,726.28,
       the general shareholders meeting decides to
       affect the profit to which add the prior credit
       retained earnings prior retained earnings:
       EUR 15,793,359.10 available total: EUR 213,976,085.38,
       legal reserve: EUR 9,909,136.31 dividends:
       EUR 174,127,181.24 retained earnings : EUR
       29,939,767.83 the shareholders will receive
       a net dividend of EUR 0.58 per share, and will
       entitle to the 40% deduction provided by the
       france tax code, this dividend will be paid
       on 17 JUL 2008, in the event that the Company
       holds some of own shares on such date, the
       amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, as required by law, it is reminded
       that, for the last 3 FY's the dividends paid,
       were as follows: EUR 0.15 for FY 2004.2005
       EUR 0.30 for FY 2005.2006, EUR 0.48 for FY
       2006.2007

O.4    Receive the special reports of the Auditors               Mgmt          For                            For
       on agreements governed by Article L.225.38
       of the French Commercial Code, approves said
       report and the agreements referred to therein

O.5    Approve to renews the appointment of the KPMG             Mgmt          For                            For
       Audit as statutory Auditors for a 6 year period

O.6    Appoint Mr. Denis Marange as the Deputy Auditor           Mgmt          For                            For
       for a 6  years period

O.7.   Authorize the Board of Directors to trade in              Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 60.00 maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 255,186,386.00; [authority expires at the
       end of the 18 months period] and this authorization
       supersedes the fraction unused of the authorizations
       granted by the shareholders' meeting of 12
       JUL 2007 in its Resolution 5, and to take all
       necessary measures and accomplish all necessary
       formalities

E.8    Amend the Article 18 of the Bylaws                        Mgmt          For                            For

E.9    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed bylaw

       PLEASE BE INFORMED THAT ADDITIONAL INFORMATION            Non-Voting    No vote
       REGARDING AIR FRANCE - KLM IS AVAILABLE ON
       THE FOLLOWING WEBSITE: http://www.airfranceklm-finance.com/.




--------------------------------------------------------------------------------------------------------------------------
 AISIN SEIKI CO.,LTD.                                                                        Agenda Number:  701983252
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00714105
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3102000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 AJINOMOTO CO.,INC.                                                                          Agenda Number:  701987793
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00882126
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3119600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AKER ASA                                                                                    Agenda Number:  701781999
--------------------------------------------------------------------------------------------------------------------------
        Security:  R0114P108
    Meeting Type:  EGM
    Meeting Date:  19-Dec-2008
          Ticker:
            ISIN:  NO0010234552
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the EGM and elect the person to Company-sign   Mgmt          For                            For
       meeting minutes along with Meeting Chair

2.     Elect the Board                                           Mgmt          For                            For

3.     Elect the Nomination Committee                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AKER ASA                                                                                    Agenda Number:  701846670
--------------------------------------------------------------------------------------------------------------------------
        Security:  R0114P108
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  NO0010234552
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM and elect a person to co-sign          Mgmt          For                            For
       meeting minutes along with meeting Chair

2.1    Approve the business activities                           Mgmt          For                            For

2.2    Approve the 2008 annual accounts of Aker ASA              Mgmt          For                            For
       and consolidated accounts and the Board of
       Directors' report

2.3    Approve to determine the Board Members' remuneration      Mgmt          Abstain                        Against

2.4    Approve to determine the Nomination Committee             Mgmt          Abstain                        Against
       Members' remuneration

2.5    Approve the Auditors fees                                 Mgmt          For                            For

2.6    Approve the handling of the Board of Directors'           Mgmt          For                            For
       statement on the determination of salary and
       other remuneration to leading employees of
       the Company

2.7    Elect the Board Members                                   Mgmt          Abstain                        Against

2.8    Elect the Nomination Committee Members                    Mgmt          Abstain                        Against

3.     Amend Section 7 of the Articles of Association            Mgmt          For                            For
       as specified

4.     Authorize the Board to acquire Company shares             Mgmt          For                            For
       up to 7,237,472 of total number of shares with
       an aggregate nominal value of NOK 202,649,216;
       the authorization also provides for acquisition
       of agreement liens in shares; the lowest and
       highest purchase amount for each share shall
       be NOK 4 and NOK 800 respectively; the Board
       is free to decide the method of acquisition
       and disposal of the Company's shares; [Authority
       is valid until the next AGM in 2010]




--------------------------------------------------------------------------------------------------------------------------
 AKER SOLUTIONS ASA                                                                          Agenda Number:  701849828
--------------------------------------------------------------------------------------------------------------------------
        Security:  R0180X100
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  NO0010215684
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 540561 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM, including appointment of              Mgmt          For                            For
       a person to Companies Act-sign the minutes
       together with the Chairman

2.     Approve the information regarding the business            Mgmt          For                            For

3.     Approve Aker Solutions ASA and the group consolidated     Mgmt          For                            For
       annual accounts for 2008 and the annual report,
       the Board of Director's proposes that a dividend
       on NOK 1.60 per share is paid for the FY 2008

4.     Approve the declaration regarding stipulation             Mgmt          For                            For
       of salary and other remuneration to the executive
       Management of the Company

5.     Approve to stipulate the remuneration of the              Mgmt          For                            For
       Board of Director's for 2008

6.     Approve to stipulate the remuneration to the              Mgmt          For                            For
       Members of the Nomination Committee for 2008

7.     Approve remuneration to the Auditor's for 2008            Mgmt          For                            For

8.     Elect Members to the Board of Director's                  Mgmt          Abstain                        Against

9.     Elect members to the Nomination Committee                 Mgmt          Abstain                        Against

10.    Approve to change the Articles of Association             Mgmt          For                            For
       with regards to publication of notice of General
       Meeting

11.    Authorize the Board of Directors to purchase              Mgmt          For                            For
       own shares




--------------------------------------------------------------------------------------------------------------------------
 AKER SOLUTIONS ASA                                                                          Agenda Number:  701962688
--------------------------------------------------------------------------------------------------------------------------
        Security:  R0180X100
    Meeting Type:  EGM
    Meeting Date:  08-Jun-2009
          Ticker:
            ISIN:  NO0010215684
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the general meeting and appoint a              Mgmt          For                            For
       person to co-sign the minutes together with
       the Chairman

2.     Approve the transactions between Aker Solutions           Mgmt          Abstain                        Against
       AS and Companies in the Aker Group, hereunder
       the strategy behind the transactions

3.     Approve the bond issue by Aker Solutions ASA              Mgmt          Abstain                        Against
       where Companies in the Aker Group may participate,
       conf the Norwegian Public Limited Companies
       Act Section 3-8

4.     Elect the Members to the Board of Directors               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 AKZO NOBEL NV                                                                               Agenda Number:  701874237
--------------------------------------------------------------------------------------------------------------------------
        Security:  N01803100
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  NL0000009132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.     Report of the Board of Management for the FY              Non-Voting    No vote
       2008

3.a    Adopt the 2008 financial statements of the Company        Mgmt          For                            For

3.b    Approve the allocation of loss                            Mgmt          For                            For

3.c    Discussion on the dividend policy                         Non-Voting    No vote

3.d    Adopt the dividend proposal                               Mgmt          For                            For

4.a    Grant discharge from liability of the Members             Mgmt          For                            For
       of the Board of Management for the performance
       of their duties in the FY 2008

4.b    Grant discharge from liability of the Members             Mgmt          For                            For
       of the Supervisory Board for the performance
       of their duties in the FY 2008

5.a    Approve to increase the number of Members of              Mgmt          For                            For
       the Board of Management from 4 to 5

5.b    Appoint Mr. L. W. Gunning to the Board of Management      Mgmt          For                            For

6.     Approve the reduction in the number of Supervisory        Mgmt          For                            For
       Board Members from 9 to 8

7.a    Amend the short term incentive program for Board          Mgmt          For                            For
       of Management

7.b    Amend the long term incentive program for Board           Mgmt          For                            For
       of Management

8.a    Authorize the Board of Management to issue shares         Mgmt          For                            For

8.b    Authorize the Board of Management to restrict             Mgmt          For                            For
       or exclude the pre-emptive rights of the shareholders

9.     Authorize the Board of Management to acquire              Mgmt          For                            For
       common shares in the share capital of the Company
       on behalf of the Company

10.    Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ALCATEL LUCENT                                                                              Agenda Number:  701871180
--------------------------------------------------------------------------------------------------------------------------
        Security:  F0191J101
    Meeting Type:  MIX
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  FR0000130007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

O.1    Approve the financial statements for fiscal               Mgmt          For                            For
       year ended December 31, 2008.

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       for fiscal year ended December 31, 2008.

O.3    Approve the allocation of the loss for fiscal             Mgmt          For                            For
       year ended December 31, 2008.

O.4    Ratify the appointment of Mr. Phillipe Camus              Mgmt          For                            For
       as a Director.

O.5    Ratify the appointment of Mr. Ben Verwaayen               Mgmt          For                            For
       as a Director.

O.6    Ratify the appointment of Mr. Stuart E. Eizenstat         Mgmt          For                            For
       as a Director.

O.7    Ratify the appointment of Mr. Louis R. Hughes             Mgmt          For                            For
       as a Director.

O.8    Ratify the appointment of Mr. Jean C. Monty               Mgmt          For                            For
       as a Director.

O.9    Ratify the appointment of Mr. Olivier Piou as             Mgmt          For                            For
       a Director.

O.10   Re-elect Ms. Sylvia Jay as a Director.                    Mgmt          For                            For

O.11   Re-elect Mr. Jean-Cyril Spinetta as a Director.           Mgmt          For                            For

O.12   Approve the special Auditors report presenting            Mgmt          For                            For
       ongoing related party transaction.

O.13   Approve the transaction with Mr. Philippe Camus           Mgmt          For                            For
       with respect to the allocation of restricted
       stock units.

O.14   Approve the transaction with Mr. Ben Verwaayen            Mgmt          For                            For
       with respect to the allocation of restricted
       stock units and stock options.

O.15   Approve the transaction with Mr. Ben Verwaayen            Mgmt          For                            For
       regarding Pension Benefits.

O.16   Grant authority to the Board of Directors to              Mgmt          For                            For
       allow the company to repurchase and sell its
       own shares up to 10% of issued share capital.

E.17   Grant authority to the Board of Directors to              Mgmt          For                            For
       reduce the share capital of the company by
       cancellation of treasury shares.

E.18   Grant authority for the issuance of equity or             Mgmt          For                            For
       equity-linked securities with preemptive rights
       up to aggregate nominal amount of EUR 1.350
       million.

E.19   Grant authority  for the issuance of equity               Mgmt          For                            For
       or equity-linked securities without preemptive
       rights up to aggregate nominal amount of EUR
       920 million.

E.20   Grant authority to capital increase of up to              Mgmt          For                            For
       10% of issued capital to remunerate contributions
       in kind of capital stock or marketable securities
       giving access to the capital of third-party
       companies.

E.21   Approve to set Global Limit for capital increase          Mgmt          For                            For
       to result from items 18 to 20 at EUR 2.270
       million.

E.22   Grant authority to the capitalization of reserves         Mgmt          For                            For
       for bonus issue or increase in par value.

E.23   Approve the Employee Stock Purchase Plan.                 Mgmt          For                            For

E.24   Grant authority filing of required documents/other        Mgmt          For                            For
       formalities.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ALFRESA HOLDINGS CORPORATION                                                                Agenda Number:  702004831
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0109X107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3126340003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALIMENTATION COUCHE-TARD INC                                                                Agenda Number:  701673736
--------------------------------------------------------------------------------------------------------------------------
        Security:  01626P403
    Meeting Type:  AGM
    Meeting Date:  03-Sep-2008
          Ticker:
            ISIN:  CA01626P4033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors for all nominees proposed             Mgmt          For                            For
       by Management

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       of the Corporation for the ensuing year and
       authorize the Directors to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 ALL NIPPON AIRWAYS CO.,LTD.                                                                 Agenda Number:  701982301
--------------------------------------------------------------------------------------------------------------------------
        Security:  J51914109
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2009
          Ticker:
            ISIN:  JP3429800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALLEANZA ASSICURAZIONI SPA                                                                  Agenda Number:  701859538
--------------------------------------------------------------------------------------------------------------------------
        Security:  T02772134
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  IT0000078193
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the Board of Director's report on the             Mgmt          No Action
       Management and report of the other Board of
       Auditors for the year 2008 presentation of
       the balance sheet and related and consequential
       resolutions

2.     Approve the re-determination of the Members               Mgmt          No Action
       number of the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 ALLIANCE & LEICESTER PLC, LEICESTER                                                         Agenda Number:  701684931
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0178P103
    Meeting Type:  CRT
    Meeting Date:  16-Sep-2008
          Ticker:
            ISIN:  GB0000386143
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION FOR THIS MEETING TYPE. PLEASE CHOOSE
       BETWEEN "FOR" AND "AGAINST" ONLY. HOULD YOU
       CHOOSE TO VOTE ABSTAIN FOR THIS MEETING THEN
       YOUR VOTE WILL BE DISREGARDED BY THE ISSUER
       OR ISSUERS AGENT.

S.1    Approve the Scheme of Arrangement                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALLIANCE & LEICESTER PLC, LEICESTER                                                         Agenda Number:  701684943
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0178P103
    Meeting Type:  EGM
    Meeting Date:  16-Sep-2008
          Ticker:
            ISIN:  GB0000386143
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to give effect to the proposed Scheme             Mgmt          For                            For
       of Arrangement




--------------------------------------------------------------------------------------------------------------------------
 ALLIANZ SE, MUENCHEN                                                                        Agenda Number:  701857015
--------------------------------------------------------------------------------------------------------------------------
        Security:  D03080112
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  DE0008404005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the approved Annual Financial             Non-Voting    No vote
       Statements and the approved Consolidated Financial
       Statements as of and for the fiscal year ended
       December 31, 2008, and of the Management Reports
       for Allianz SE and for the Group, the Explanatory
       Report on the information pursuant to paragraph
       289 (4), paragraph 315 (4) of the German Commercial
       Code (Handelsgesetzbuch) as well as the Report
       of the Supervisory Board for the fiscal year
       2008

2.     Appropriation of net earnings                             Mgmt          For                            For

3.     Approval of the actions of the members of the             Mgmt          Against                        Against
       Management Board

4.     Approval of the actions of the members of the             Mgmt          Against                        Against
       Supervisory Board

5.     By-election to the Supervisory Board                      Mgmt          For                            For

6.     Authorization to acquire treasury shares for              Mgmt          For                            For
       trading purposes

7.     Authorization to acquire and utilize treasury             Mgmt          For                            For
       shares for other purposes

8.     Authorization to use derivatives in connection            Mgmt          For                            For
       with the acquisition of treasury shares pursuant
       to Paragraph 71 (1) no. 8 of the German Stock
       Corporation Act (Aktiengesetz)

9.     Amendment to the Statutes in accordance with              Mgmt          Against                        Against
       Paragraph 67 German Stock Corporation Act (Aktiengesetz)

10.A   Other amendments to the Statutes: Cancellation            Mgmt          For                            For
       of provisions regarding the first Supervisory
       Board

10.B   Other amendments to the Statutes: Anticipatory            Mgmt          For                            For
       resolutions on the planned Law on the Implementation
       of the Shareholder Rights Directive (Gesetz
       zur Umsetzung der Aktionaersrechterichtlinie)

11.    Approval of control and profit transfer agreement         Mgmt          For                            For
       between Allianz SE and Allianz Shared Infrastructure
       Services SE

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 ALLIED IRISH BANKS PLC                                                                      Agenda Number:  701905323
--------------------------------------------------------------------------------------------------------------------------
        Security:  G02072117
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  IE0000197834
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report for the               Mgmt          For                            For
       YE 31 DEC 2008

2.a    Re-appoint Mr. Declan Collier as a Director               Mgmt          For                            For

2.b    Re-appoint Mr. Kieran Crowley as a Director               Mgmt          For                            For

2.c    Re-appoint Mr. Colm Doherty as a Director                 Mgmt          For                            For

2.d    Re-appoint Mr. Dermot Gleeson as a Director               Mgmt          For                            For

2.e    Re-appoint Mr. Stephen L. Kingon as a Director            Mgmt          For                            For

2.f    Re-appoint Ms. Anne Maher as a Director                   Mgmt          For                            For

2.g    Re-appoint Mr. Daniel O'Connor as a Director              Mgmt          For                            For

2.h    Re-appoint Mr. John O'Donnell as a Director               Mgmt          For                            For

2.i    Re-appoint Mr. Sean O'Driscoll as a Director              Mgmt          For                            For

2.j    Re-appoint Mr. David Pritchard as a Director              Mgmt          For                            For

2.k    Re-appoint Mr. Eugene J. Sheehy as a Director             Mgmt          For                            For

2.l    Re-appoint Mr. Dick Spring as a Director                  Mgmt          For                            For

2.m    Re-appoint Mr. Robert G. Wilmers as a Director            Mgmt          For                            For

2.n    Re-appoint Ms. Jennifer Winter as a Director              Mgmt          For                            For

3.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditor

S.4    Approve for the purposes of Section 209 of the            Mgmt          For                            For
       Companies Act 1990 [the 1990 Act] the price
       range within which any treasury shares for
       the time being held by the Company may be re-issued
       off-market shall be determined in accordance
       with Article 53 of the Articles of Association;
       the authority conferred shall be effective
       from 14 MAY 2009 and shall expire at the close
       of business on the earlier of the date of the
       AGM or 12 NOV 2010 unless previously varied
       or renewed in accordance with the provisions
       of Section 209 of the 1990 Act

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       appoint Mr. Niall Murphy as a Director of the
       Company

6.     The Directors have received a notice from a               Non-Voting    No vote
       shareholder, Mr. Niall Murphy, of his intention
       to propose a resolution for the removal of
       Mr. Dermot Gleeson and Mr. Eugene Sheehy as
       Directors of the Company; Mr. Ashton Brady,
       shareholder, has given notice of his intention
       to propose a resolution for the removal of
       all Directors, other than those nominated by
       Irish Government under the Credit Institution
       [Financial Support] Scheme 2008 and those not
       going forward for re-appoint Mr. David Paling
       has given notice of intension to propose resolutions
       for the removal of Mr. Gleeson and Mr. Robert
       G. Wilmers as Directors; in line with usual
       practice, a resolution to remove a Director
       already re-appointed at the meeting will not
       be permitted, because to do so, in effect,
       asks shareholders to vote twice on the same
       issue




--------------------------------------------------------------------------------------------------------------------------
 ALLIED IRISH BANKS PLC                                                                      Agenda Number:  701919815
--------------------------------------------------------------------------------------------------------------------------
        Security:  G02072117
    Meeting Type:  EGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  IE0000197834
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to and conditional upon Resolutions      Mgmt          For                            For
       2, 3, 4, 5, 6 and 7 being passed, the authorized
       share capital of the company be increased form
       EUR 625,200,000, USD 500,000,000, STG GBP 200,000,000
       and YEN 35,000,000,000 to EUR 884,200,000,
       USD 500,000,000, STG GBP 200,000,000 and YEN
       35,000,000,000 by creation of: a] 700,000,000
       new ordinary shares of EUR 0.32 each, such
       shares forming one class with the existing
       ordinary shares; and b] 3,500,000,000 2009
       non-cumulative preference shares of EUR 0.01
       each, such ordinary shares and 2009 non-cumulative
       preference shares having attached thereto the
       respective rights and privileges and being
       subject to the respective limitations and restrictions
       set out in the articles of association of the
       company to be adopted pursuant to Resolution
       7 below

2.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and conditional upon Resolutions 1,3,4,5,6
       and 7 being passed, pursuant to and in accordance
       with Section 20 of the 1983 Act [in substitution
       for the authority conferred on the Directors
       of the Company at the AGM meeting held on 09
       May 2007] to exercise for the period of 5 years
       from the date of the passing of this resolution
       all the powers of the company to allot relevant
       securities [as specified in the 1983 Act] up
       to the following nominal amounts: a] EUR 218,557,672
       for ordinary shares of EUR 0.32 each, b) EUR
       35,000,000 for 2009 non-cumulative preference
       shares of EUR 0.01 each , c) EUR 254,000,000
       for euro non-cumulative preference shares of
       EUR 1.27 each, d) USD 500,000,000 for dollar
       non-cumulative preference shares of USD 25.00
       each, e) STG GBP 200,000,000 for sterling non-cumulative
       preference shares of STG GBP 1.00 each, f)YEN
       35,000,000,000 for YEN non-cumulative preference
       shares 175 each and g) EUR 94,160,582.08 [or,
       if higher, the aggregate nominal value of the
       number of ordinary shares the subject of the
       warrants to be issued to the NPRFC on the completion
       date, as varied from time to time in accordance
       with the anti-dilution adjustment provisions
       in the warrant instrument (the Warrant Shares)],
       such amounts being "the section 20 amount"
       [as specified in Article 8 of the Articles
       of Association of the Company], and may make
       offers or agreements which would or might require
       the allotment of such securities after the
       expiry of such period

3.     Approve that, subject to and conditional upon             Mgmt          For                            For
       Resolutions 1, 2, 4, 5, 6 and 7 being passed,
       the proposed issue by the Company of the warrant
       shares, upon exercise of the warrants in accordance
       with the terms of the warrant instruments,
       for the purposes of the listing rules of the
       Irish stock exchange and of the UK listing
       authority notwithstanding that the issue price
       of the warrant shares may be at a discount
       of more than 10%, to the middle market price
       of the ordinary shares [as derived form the
       daily official list of the Irish Stock Exchange]
       on the completion date

4.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and conditional upon Resolutions 1, 2, 3,
       5, 6 and 7 being passed, to appropriate and
       apply any sum standing to the credit of the
       Company's undistributable reserves [including
       any share premium account] or, subject to there
       being no contravention of the rights of other
       shareholders of the Company, the Company's
       distributable reserves for the purposes of
       capitalizing new issues of ordinary shares
       of EUR 0.32 each in the capital of the Company
       in accordance with Article 135 of the Articles
       of Association of the Company to be adopted
       , pursuant of Resolution 7

S.5    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and conditional upon Resolutions 1, 2, 3,
       4, 6 and 7 being passed, in accordance with
       Section 24 of the 1983 Act, to issue the warrants
       to the NPRFC on the completion date pursuant
       to the authority conferred by Resolution 2
       above as if Section 23[1] of the 1983 act did
       not apply to that issue

S.6    Authorize the Company, subject to and conditional         Mgmt          For                            For
       upon Resolutions 1, 2, 3, 4, 5 and 7 being
       passed, for the purposes of Sections 213 and
       214 of the Companies Act 1990, to purchase
       some or all of the 3,500,000,000 2009 non-cumulative
       preference shares of EUR 0.01 each, adopt in
       accordance with the terms of Article 52 of
       the Articles of Association of the Company
       pursuant to Resolution 7, provided that such
       Articles of Association of the Company are
       adopted on or prior to 31 DEC 2009

S.7    Adopt, subject to and conditional upon Resolutions        Mgmt          For                            For
       1, 2, 3, 4, 5 and 6 being passed, the regulations
       produced to the meeting [as specified] as the
       new Articles of Association of the Company
       in substitution for and to the exclusion of
       the existing Articles of Association of the
       Company

S.8    Approve to renew that, the power conferred on             Mgmt          For                            For
       the Directors of the Company by Article 8 of
       the Articles of Association of the Company,
       for the period ending on the date of the AGM
       of the Company in 2010 or, if earlier, 12 AUG
       2010, and for such period the Section 23 amount
       [as specified in Paragraph [d] [iv] of Article
       8 of the Article of Association of the Company]
       shall be EUR 14,694,969.12




--------------------------------------------------------------------------------------------------------------------------
 ALPHA BANK SA, ATHENS                                                                       Agenda Number:  701976637
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1687N119
    Meeting Type:  OGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  GRS015013006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements as of             Mgmt          No Action
       31 DEC 2008, along with the relevant report
       of the Board of Directors and the Auditors
       and the distribution of profits

2.     Grant discharge to the Board of Directors and             Mgmt          No Action
       the Auditors from any liability for the FY
       2008

3.     Elect the Auditors, regular and alternate, for            Mgmt          No Action
       the FY 2009 and approve their remuneration

4.     Approve and ratify the resolution by the EGM              Mgmt          No Action
       of shareholders convened on 12 JAN 2009, regarding
       the increase of the share capital in accordance
       with Law 3723/2008; acceptance of the report
       by the appointed Committee for the evaluation
       of the bonds contributed and issued by the
       Greek state for the participation in the share
       capital increase approved by the EGM of shareholders
       of 12 JAN 2009

5.     Appoint the Member of the Audit Committee in              Mgmt          No Action
       accordance with the Article 37 of Law 3693/2008

6.     Approve the Board of Directors fees                       Mgmt          No Action

7.     Grant authority, according to Article 23, paragraph       Mgmt          No Action
       1 of Codified Law 2190/1920, to the Members
       of the Board of Directors, the General Management
       as well as to Managers to participate in the
       Board of Directors or in the Management of
       group Company's having similar purposes




--------------------------------------------------------------------------------------------------------------------------
 ALPHA CREDIT BANK S.A.                                                                      Agenda Number:  701792980
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1687N119
    Meeting Type:  EGM
    Meeting Date:  12-Jan-2009
          Ticker:
            ISIN:  GRS015013006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase of the share capital in               Mgmt          No Action
       accordance with Law 3723/2008, foregoing preemptive
       rights of existing shareholders by the issuance
       and distribution of new material redeemable
       preferred shares without voting rights; authorize
       the Board of Directors to define the terms
       of the preferred shares; amend the Article
       5 of the Bank's Articles of Incorporation to
       include the share capital increase and adaptation
       to Law 3723/2008

2.     Amend the number of Board of Directors and Article        Mgmt          No Action
       7 of the Bank's Articles of Incorporation

3.     Elect a New Member of Board of Directors in               Mgmt          No Action
       application of Law 3723/2008




--------------------------------------------------------------------------------------------------------------------------
 ALPS ELECTRIC CO.,LTD.                                                                      Agenda Number:  701984925
--------------------------------------------------------------------------------------------------------------------------
        Security:  J01176114
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3126400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Allow Board to
       Make Rules Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 ALSTOM, PARIS                                                                               Agenda Number:  701959984
--------------------------------------------------------------------------------------------------------------------------
        Security:  F0259M475
    Meeting Type:  MIX
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  FR0010220475
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Management report of the Board of Directors               Non-Voting    No vote

       Report of the Statutory Auditors on the annual            Non-Voting    No vote
       accounts for the FYE on 31 MAR 2008

       Report of the Statutory Auditors on the consolidated      Non-Voting    No vote
       accounts for the FYE on 31 MAR 2008

O.1    Approve the unconsolidated accounts and the               Mgmt          For                            For
       transactions for the FYE on 31 MAR 2008

O.2    Approve the consolidated accounts and the transactions    Mgmt          For                            For
       for the FYE on 31 MAR 2008

O.3    Approve the distribution of profits                       Mgmt          For                            For

O.4    Approve the special report of the Statutory               Mgmt          For                            For
       Auditors on the pursuit of a regulated agreement
       concluded during a previous FY

O.5    Approve the special report of the Statutory               Mgmt          For                            For
       Auditors on a regulated agreement concerning
       the commitments referred to in Article L.225-42-1
       of the Commercial Code, for the benefit of
       Mr. Patrick Kron

O.6    Appoint PricewaterhouseCoopers Audit Company              Mgmt          For                            For
       as the Permanent Statutory Auditor

O.7    Appoint Mazars Company as the Permanent Statutory         Mgmt          For                            For
       Auditor

O.8    Appoint Mr. Yves Nicolas as a Deputy Auditor              Mgmt          For                            For
       of PricewaterhouseCoopers Audit, for a term
       of 6 fiscal years expiring at the end of the
       OGM called to vote on the accounts for the
       2014/15 FY

O.9    Appoint Mr. Patrick de Cambourg as a Deputy               Mgmt          For                            For
       Auditor of Mazars SA, for a term of 6 fiscal
       years expiring at the end of the OGM called
       to vote on the accounts for 2014/15 FY

O.10   Authorize the Board of Directors to operate               Mgmt          For                            For
       on the Company's shares

       Report of the Board of Directors                          Non-Voting    No vote

       Special report of the Statutory Auditors                  Non-Voting    No vote

E.11   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by cancellation of shares

E.12   Grant powers for the enforcement of the General           Mgmt          For                            For
       Assembly's decisions and formalities

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AMADA CO.,LTD.                                                                              Agenda Number:  701990788
--------------------------------------------------------------------------------------------------------------------------
        Security:  J01218106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3122800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Reduce Board
       Size to 10, Reduce Term of Office of Directors
       to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AMCOR LTD                                                                                   Agenda Number:  701711411
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q03080100
    Meeting Type:  AGM
    Meeting Date:  23-Oct-2008
          Ticker:
            ISIN:  AU000000AMC4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting    No vote
       and the reports of the Directors and the Auditor
       in respect of the YE 30 JUN 2008

2.A    Re-elect Mr. Ernest John James Pope as a Director         Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 63 of the Company's Constitution

2.B    Re-elect Mr. John Gordon Thorn as a Director              Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 63 of the Company's Constitution

3.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act 2001 [Cth] and the Australian Securities
       Exchange Listing Rules [including Listing Rule
       10.14], the issue to the Managing Director
       and the Chief Executive Officer of the Company,
       Mr. K.N. MacKenzie, of 170,000 Performance
       Rights and 280,000 Options pursuant to the
       Company's Long Term Incentive Plan, as specified,
       and for the issue of ordinary shares in the
       Company upon the exercise of those Options
       and Performance Rights

4.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act 2001 [Cth], and the Australian Securities
       Exchange Listing Rules [including Listing Rule
       10.14], the issue to the Managing Director
       and the Chief Executive Officer of the Company,
       Mr. K.N. MacKenzie, of up to 150,000 Share
       Rights pursuant to the Company's Management
       Incentive Plan - Equity, as specified and for
       the issue of ordinary shares in the Company
       upon the vesting of those Share Rights

5.     Adopt the remuneration report for the Company             Mgmt          For                            For
       [included in the report of the Directors] for
       the YE 30 JUN 2008

6.     Approve the maximum aggregate amount available            Mgmt          For                            For
       for payment to the Non- Executive Directors
       of the Company in accordance with Rule 51 of
       the Company's Constitution and the Australian
       Securities Exchange Listing Rule 10.17, as
       remuneration for their services, be increased
       by AUD 500,000 from an amount not exceeding
       AUD 2,000,000 per annum to an amount not exceeding
       AUD 2,500,000 per annum




--------------------------------------------------------------------------------------------------------------------------
 AMEC PLC                                                                                    Agenda Number:  701902896
--------------------------------------------------------------------------------------------------------------------------
        Security:  G02604117
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  GB0000282623
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and reports of the Director's        Mgmt          For                            For
       and the Auditors for the YE 31 DEC 2008

2.     Declare the final dividend of 10.1p per share             Mgmt          For                            For

3.     Approve the Director's remuneration report                Mgmt          For                            For

4.     Approve the remuneration policy set out in the            Mgmt          For                            For
       Director's remuneration report

5.     Re-elect Mr. I.P. McHoul as a Director, who               Mgmt          For                            For
       retires in accordance with Article 82 of the
       Articles of Association of the Company

6.     Re-elect Mr. S.R. Thompson as a Director, who             Mgmt          For                            For
       retires in accordance with Article 82 of the
       Articles of Association of the Company

7.     Re-elect Mr. N.A. Bruce as a Director, who retires        Mgmt          For                            For
       in accordance with Article 82 of the Articles
       of Association of the Company

8.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company to hold office from the conclusion
       of this meeting until the conclusion of the
       next general meeting at which accounts are
       laid before the Company

9.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

S.10   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163(3)] of up to maximum
       number of 33,259,712 ordinary shares of 50p
       each in the capital of the Company, at a minimum
       price of 50p and up to 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company held in 2010]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

11     Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors by Article 7.2 of the Articles
       of Association of the Company, until the conclusion
       of AGM of the Company to be held in 2010 and
       for such period the Section 80 amount should
       be GBP 55,432,854

S.12   Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors by Article 7.3 of the Articles
       of Association of the Company, until the conclusion
       of AGM of the Company to be held in 2010 and
       for such period the Section 89 amount should
       be GBP 8,314,928

S.13   Approve, with effect from 00.01 am on 01 OCT              Mgmt          For                            For
       2009, to amend the Articles of Association
       of the Company as specified; and to adopt the
       amended Articles of Association as the Articles
       of Association of the Company in substitution
       for and to exclusion of the existing Articles
       of Association

S.14   Approve the general meeting other than an AGM             Mgmt          Against                        Against
       may be not less than 14 clear days notice




--------------------------------------------------------------------------------------------------------------------------
 AMLIN PLC                                                                                   Agenda Number:  701864541
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0334Q177
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  GB00B2988H17
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts for the YE 31              Mgmt          For                            For
       DEC 2008 and the reports of the Directors and
       the Auditors thereon

2.     Approve the Directors' remuneration report contained      Mgmt          For                            For
       in the Company's annual report for the YE 31
       DEC 2008

3.     Declare a final dividend of 11.0p per ordinary            Mgmt          For                            For
       share in respect of the YE 31 DEC 2008, such
       dividend to be paid on 20 MAY 2009 to holders
       of ordinary shares on the register on 27 MAR
       2009

4.     Elect Mrs. C Bosse as a Director, who retires             Mgmt          For                            For
       at the 1st AGM following her appointment to
       the Board

5.     Elect Mr. A.W. Holt as a Director, who retires            Mgmt          For                            For
       at the 1st AGM following his appointment to
       the Board, after his retirement as an Executive
       Director

6.     Re-elect Mr. N.J.C. Buchanan as a Director                Mgmt          For                            For

7.     Re-elect Mr. B.D. Carpenter as a Director                 Mgmt          For                            For

8.     Re-elect Mr. R.H. Davey as a Director                     Mgmt          For                            For

9.     Re-elect Mr. R.A. Hextall as a Director                   Mgmt          For                            For

10.    Re-elect Mr. C.E.L. Phillipps as a Director               Mgmt          For                            For

11.    Re-elect Sir Mark Wrightson, Bt as a Director             Mgmt          For                            For

12.    Re-appoint Deloitte LLP as the Auditors to hold           Mgmt          For                            For
       office until the conclusion of the next general
       meeting at which accounts are laid before the
       Company and authorize the Audit Committee to
       determine their remuneration

13.    Authorize the Directors to establish further              Mgmt          For                            For
       plans based on the Amlin Plc Performance Share
       Plan 2004 but modified to take account of local
       tax, exchange control or securities laws in
       overseas territories, provided that any shares
       made available under such further plans are
       treated as counting against the limits on individual
       or overall participation in the Amlin Plc Performance
       Share Plan 2004

14.    Authorize the ordinary share capital of the               Mgmt          For                            For
       Company be increase from GBP 199,999,998 to
       GBP 225,000,000 by the creation of 88,888,896
       new ordinary shares of 28.125p each having
       the rights as set out in the Articles of Association
       of the Company

15.    Authorize the Directors, in substitution for              Mgmt          Against                        Against
       all existing authorities and pursuant to Section
       80 of the Companies Act 1985 [the Act], to
       allot relevant securities [Section 80] up to
       an aggregate nominal amount of GBP 44,067,316;
       [Authority expires the earlier of the conclusion
       of the AGM in 2010 or on 01 JUL 2010]; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.16   Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority, subject to the passing
       of Resolution 15 and pursuant to Section 94(2)
       of the Companies Act 1985, to allot equity
       securities [Section 94[2]] for cash pursuant
       to the authority conferred by Resolution 15,
       disapplying the statutory pre-emption rights
       [Section 94(3A)] of the 1985 Act in each case:
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a pre-emptive offer; b) up to an aggregate
       nominal amount of GBP 6,610,097 and pursuant
       to the authority given by paragraph [ii] of
       Resolution 15 above in connection with a rights
       issue, as if Section 89[1] of the 1985 Act
       did not apply to any such allotment; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company in 2010 or 01 JUL 2010];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.17   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       make market purchases [Section 163 of the Act]
       of up to 47,005,137 ordinary shares of 28.125p
       each in the capital of the Company, at a minimum
       price of 28.125p and up to 105% of the average
       middle market quotations of the Company Ordinary
       shares as derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days on which such share is contracted to be
       purchased; and the higher of the price of the
       last independent trade and the highest current
       bid as stipulated by Article 5[1] of the Commission
       Regulation [EC] 22 DEC 2003 implementing the
       Market Abuse Directive as regards exemptions
       for buy-back programs and stabilization of
       financial instruments [No 2273/2003]; [Authority
       expires the earlier of the conclusion the AGM
       of the Company in 2010 or on 01 JUL 2010];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.18   Approve the general meeting of the Company other          Mgmt          Against                        Against
       than an AGM may be called on not less than
       14 clear days' notice




--------------------------------------------------------------------------------------------------------------------------
 AMP LTD                                                                                     Agenda Number:  701936291
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0344G101
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  AU000000AMP6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Director's              Non-Voting    No vote
       report and the Auditor's report for the YE
       31 DEC 2008

       VOTING EXLUSION ON ITEM 2: ASX HAS GRATED AMP             Non-Voting    No vote
       A WAIVER FROM ASX LISTING RULE 14.11 TO PERMIT
       AMP TO COUNT VOTES CAST ON THE PROPOSED RESOLUTION
       IN ITEM 2 BY HOLDERS OF SECURITIES WHO PARTICIPATED
       IN THE ISSUE OF SHARES THE SUBJECT OF THE RESOLUTION
       TO THE EXTENT ONLY THAT THOSE HOLDERS ARE ACTING
       SOLELY INA FIDUCIARY, NOMINE OR CUSTODIAL CAPACITY
       ON BEHALF OF BENEFICIARIES WHO DID NOT PARTICIPATE
       IN THE ISSUE OF SHARES [NOMINEE HOLDERS]. THE
       WAIVER IS SUBJECT TO THE SPECIFIED CONDITIONS.
       THANK YOU.

       PLEASE NOTE IMPORTANT INFORMTION REGARDING RESOLUTION     Non-Voting    No vote
       NUMBER 2 ON THIS AGENDA. Shareholders who have/will
       participate in any private placement of securities
       must vote ABSTAIN for resolution 2

2.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.4, the issue of shares by AMP, as and on
       the specified basis

3.B    Re-elect Mr. Richard Grellman as a Director               Mgmt          For                            For

3.D    Re-elect Dr. Nora Scheinkestel as a Director              Mgmt          For                            For

4.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2008

5.     Approve the acquisition by the Managing Director          Mgmt          For                            For
       of AMP Limited, Mr. Craig Dunn, of: performance
       rights under AMP'S long-term incentive program;
       and shares in AMP limited on the exercise of
       some or all of those performance right as and
       on the specified basis

       PLEASE NOTE THAT THIS IS A REVISION DUE TO THE            Non-Voting    No vote
       ADDITION OF RESOLUTION 3.D. IF YOU HAVE PREVIOUSLY
       VOTED ON MID 566912 THOSE VOTES WILL BE DISREGARDED
       AND YOU WILL NEED TO VOTE ON THIS NEW AMENDED
       AGENDA. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ANGLO AMERN PLC                                                                             Agenda Number:  701847204
--------------------------------------------------------------------------------------------------------------------------
        Security:  G03764134
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  GB00B1XZS820
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts                           Mgmt          For                            For

2.     Re-elect Mr. David Challen                                Mgmt          For                            For

3.     Re-elect Mr. Chris Fay                                    Mgmt          For                            For

4.     Re-elect Sir Rob Margetts                                 Mgmt          For                            For

5.     Re-elect Sir Mark Moody Stuart                            Mgmt          For                            For

6.     Re-elect Mr. Fred Phaswana                                Mgmt          For                            For

7.     Re-elect Mr. Mamphela Ramphele                            Mgmt          For                            For

8.     Re-elect Mr. Peter Woicke                                 Mgmt          For                            For

9.     Re-appoint Deloitte LLP as the Auditors                   Mgmt          For                            For

10.    Authorize the Directors to determine the Auditors         Mgmt          For                            For
       remuneration

11.    Approve the remuneration report                           Mgmt          For                            For

12.    Authorize the Directors to allot shares                   Mgmt          For                            For

S.13   Approve to disapply pre emption rights                    Mgmt          For                            For

S.14   Grant authority to the purchase of own shares             Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR'S NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ANGLO IRISH BANK CORPORATION PLC, DUBLIN                                                    Agenda Number:  701792271
--------------------------------------------------------------------------------------------------------------------------
        Security:  G03815118
    Meeting Type:  EGM
    Meeting Date:  16-Jan-2009
          Ticker:
            ISIN:  IE00B06H8J93
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized the share              Mgmt          For                            For
       capital of the Company, subject to Resolutions
       2, 3, 4 and 5 being duly passed, from EUR 242,000,000
       divided into 1,200,000,000 ordinary shares
       of EUR 0.16 each and 50,000,000 Non-Cumulative
       Preference Shares of EUR 1.00 each, GBP 50,000,000
       divided into 50,000,000 Non-Cumulative Preference
       Shares of GBP 1.00 each and USD 50,000,000
       divided into 50,000,000 Non-Cumulative Preference
       Shares of USD 1.00 each to EUR 482,000,000
       divided into 1,200,000,000 Ordinary Shares
       of EUR 0.16 each, 50,000,000 Non-Cumulative
       Preference Shares of EUR 1.00 each and 1,500,000,000
       perpetual 2009 Non-Cumulative Redeemable Preference
       Shares of EUR 0.16 each, GBP 50,000,000 divided
       into 50,000,000 Non-Cumulative Preference Shares
       of GBP 1.00 each and USD 50,000,000 divided
       into 50,000,000 Non-Cumulative Preference Shares
       of USD 1.00 each by the creation of 1,500,000,000
       perpetual 2009 Non-Cumulative Redeemable Preference
       Shares of EUR 0.16 each, and amend Clause 4
       of the Memorandum of Association of the Company
       accordingly

2.     Authorize the Directors, subject to Resolutions           Mgmt          For                            For
       1, 3, 4 and 5 being duly passed, for the purposes
       of Section 20 of the Companies [Amendment]
       Act 1983 [the 1983 Act], to allot and issue
       relevant securities [as defined by the said
       Section 20] up to an amount equal to the authorized
       but unissued share capital of the Company as
       at the close of business on 16 JAN 2009 and
       to allot and issue any shares purchased by
       the Company pursuant to the provisions of the
       Companies Act 1990 [the 1990 Act] and held
       as treasury shares [as defined by Section 209
       of the 1990 Act] [Treasury Shares]; [Authority
       shall expire on 15 JAN 2014]; and the Company
       may before such date make any offers or agreements
       which would or might require any such securities
       to be allotted or issued after such expiry
       and the Directors may allot and issue any such
       securities in pursuance of such offers or agreements
       as if the power conferred hereby had not expired

S.3    Authorize the Directors, subject to Resolutions           Mgmt          For                            For
       1, 2, 4 and 5 being duly passed, for the purposes
       of Section 24 of the 1983 Act, to allot equity
       securities for cash pursuant to, and in accordance
       with, Article 8(b) of the Articles of Association
       of the Company [being the Articles proposed
       to be adopted pursuant to Resolution 4]; [Authority
       expires earlier of the date of the AGM of the
       Company after the passing of this resolution
       or 30 APR 2009]; or renewed in accordance with
       the provisions of the 1983 Act and Article
       8(b)

S.4    Adopt, subject to Resolutions 1, 2, 3 and 5               Mgmt          For                            For
       being duly passed, the regulations produced
       at the EGM [as specified], the new Articles
       of Association of the Company in substitution
       for and to the exclusion of the existing Articles
       of Association

5.     Approve, subject to Resolutions 1, 2, 3 and               Mgmt          For                            For
       4, being duly passed, the Minister holding
       75% of the Voting Rights [as specified] which
       arises in the manner described in the Circular,
       without triggering an obligation on the Minister
       under the Takeover Rules to make a general
       offer for the balance of the issued equity
       share capital and transferable voting securities
       of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF.IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ANHEUSER-BUSCH INBEV SA, BRUXELLES                                                          Agenda Number:  701899607
--------------------------------------------------------------------------------------------------------------------------
        Security:  B6399C107
    Meeting Type:  MIX
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  BE0003793107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 551082 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Management report by the Board of Directors               Non-Voting    No vote
       on the accounting year ending on 31 DEC 2008

2.     Report by the Statutory Auditor on the accounting         Non-Voting    No vote
       year ending on 31 DEC 2008

3.     Communication of the consolidated annual accounts         Non-Voting    No vote
       relating to the accounting year ending on 31
       DEC 2008

4.     Approve the statutory annual accounts relating            Mgmt          No Action
       to the accounting year ended on 31 DEC 2008,
       including the allocation of the result the
       dividend will be payable as from 05 MAY 2009

5.     Grant discharge to the Directors for the performance      Mgmt          No Action
       of their duties during the accounting year
       ending on 31 DEC 2008

6.     Grant discharge to the Statutory Auditor for              Mgmt          No Action
       the performance of his duties during the accounting
       year ending on 31 DEC 2008

7.A    Amend the Executive remuneration policy, applicable       Mgmt          No Action
       as from 2009, this document can be reviewed
       as indicated at the end of this notice

7.B    Approve the specific one-time granting of stock           Mgmt          No Action
       options and shares

8.A    Approve to change the control provisions relating         Mgmt          No Action
       to the emtnprogram

8.B    Approve to change of control provisions relating          Mgmt          No Action
       to the US dollar notes

9.A    Special report by the Board of Directors on               Non-Voting    No vote
       the issuance of subscription rights and the
       exclusion of the preference right of the existing
       shareholders in favour of specific persons,
       drawn up in accordance with Articles 583,596
       and 598 of the companies code

9.B    Special report by the statutory Auditor on the            Non-Voting    No vote
       exclusion of the preference right of the existing
       shareholders in favour of specific persons,
       Drawn up in accordance with Articles 596 and
       598 of the companies code

9.C    Approve the excluding the preference right of             Mgmt          No Action
       the existing shareholders in relation to the
       issuance of subscription rights in favour of
       all current directors of the Company, as well
       as former Directors of the company, as identified
       in the report referred under item(a) as specified

9.D    Approve the issuance of a maximum number of               Mgmt          No Action
       1,250,000 subscription rights and determining
       their terms and conditions [as such terms and
       conditions are appended to report referred
       under item (a) above]

9.E    Approve to increase the capital of the Company,           Mgmt          No Action
       under the condition precedent and to the extent
       of the exercise of the subscription rights,
       for a maximum amount equal to the number of
       subscription rights multiplied by their exercise
       price and allocation of the issuance premium
       to an account not available for distribution

9.F.i  Authorize the nomination Committee to determine           Mgmt          No Action
       the effective total number of subscription
       rights to be offered and the individual number
       of subscription rights to be offered to each
       of the Directors and former Directors

9.Fii  Authorize the two Directors acting jointly to             Mgmt          No Action
       have recorded by notarial deed the exercise
       of the subscription rights, the corresponding
       increase of the capital, the number of new
       shares issued, the resulting modification to
       the Articles of Association and the allocation
       of the issuance premium to an account not available
       for distribution

10.A   Special report by the Board of Directors on               Non-Voting    No vote
       the authorized capital, drawn up in accordance
       with article 604 of the Companies code

10.B   Approve to cancel the unused portion of the               Mgmt          No Action
       existing authorized capital, granting a new
       authorization to the Board of Directors to
       increase the capital in accordance with Article
       6 of the Articles of Association, in one or
       more transactions, by the issuance of a number
       of shares, or financial instruments giving
       right to a number of shares, which will represent
       not more than 3pct of the shares issued as
       at 28 APR 2009, and modifying Article 6 of
       the articles of Association accordingly; such
       authorization is granted for a period of five
       years as from the date of publication of this
       modification to the Articles of Association
       in the belgian state journal [moniteur belge
       belgisch staatsblad]

11.    Authorize the Board of Directors to purchase              Mgmt          No Action
       the company's own shares, as such authorization
       and its terms and conditions are provided for
       by Article 10, indent 1, of the Articles of
       Association, and amending Article 10, indent
       2 of the Articles of Association accordingly;
       such authorization is granted for a period
       of five years as from 28 APR 2009

12.    Authorize Mr. Benoit Loore, VP legal Corporate,           Mgmt          No Action
       with power to substitute and without prejudice
       to other delegtions of powers to the extent
       applicable, for (i) the restatements of the
       Articles of Association as a result of all
       changes referred to above, the signing of the
       restated Articles of Association and their
       filings with the clerk's office of the commercial
       court of brussels,(ii) the filing with the
       same clerk's office of the resolutions referred
       under item 8 above and (iii) any other filings
       and publication formalities in relation to
       the above resolution




--------------------------------------------------------------------------------------------------------------------------
 ANTOFAGASTA P L C                                                                           Agenda Number:  701925767
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0398N128
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  GB0000456144
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the reports of the Directors'           Mgmt          For                            For
       and the Auditors' and the financial statements
       for the YE 31 DEC 2008

2.     Receive and approve the remuneration report               Mgmt          For                            For
       for the YE 31 DEC 2008

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. C H Bailey as a Director                     Mgmt          For                            For

5.     Re-elect Mr. R F Jara as a Director                       Mgmt          For                            For

6.     Re-elect Mr. G S Menendez as a Director                   Mgmt          For                            For

7.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company to hold office from the conclusion
       of this meeting until the conclusion of the
       next general meeting at which accounts are
       laid before the Company and authorize the Directors
       to fix their remuneration

8.     Authorize the capital of the Company be increased         Mgmt          For                            For
       from GBP 67,000,000 to GBP 85,000,000 by the
       creation of 360,000,000 ordinary shares of
       5p each

9.     Authorize the Directors of the Company to allot           Mgmt          Against                        Against
       relevant securities [as specified in the Companies
       Act 1985] up to an aggregate nominal amount
       of GBP 16,430,945; and relevant securities
       comprising equity securities [as specified
       in the Companies Act 1985] up to an aggregate
       nominal amount of GBP 32,861,890 [such amount
       to be reduced by the aggregate nominal amount
       of relevant securities issued under Paragraph
       [A] of this resolution in connection with an
       offer by way of a rights issue: [i] to ordinary
       shareholders in proportion [as nearly as may
       be practicable] to their existing holdings;
       and [ii] to holders of other equity securities
       as required by the rights of those securities
       or, subject to such rights, as the Directors
       otherwise consider necessary, and so that the
       Directors' may impose any limits or restrictions
       and make any arrangements which they consider
       necessary or appropriate to deal with treasury
       shares, fractional entitlements, record dates,
       legal, regulatory or practical problems in,
       or under the laws of, any territory or any
       other matter, such authorities to apply until
       the end of the Company's next AGM to be held
       in 2010 [or, if earlier, until the close of
       business on 30 JUN 2010] but, in each case,
       so that the Company may make offers and enter
       into agreements before the authority expires
       which would, or might, require relevant securities
       to be allotted after the authority expires
       and the Directors may allot relevant securities
       under any such offer or agreement as if the
       authority had not expired

S.10   Authorize the Directors to allot equity securities        Mgmt          For                            For
       [as specified in the Companies Act 1985] for
       cash pursuant to the authority granted by Resolution
       9 and where the allotment constitutes an allotment
       of equity securities by virtue of Section 94[3A]
       of the Companies Act 1985, in each case free
       of the restriction in Section 89[1] of the
       Companies Act 1985, such power to be limited:
       [A] to the allotment of equity securities in
       connection with an offer of equity securities
       [but in the case of allotment pursuant to the
       authority granted by Paragraph [B] of Resolution
       9, such power shall be limited to the allot
       of equity securities in connection with an
       offer by way of a rights issue only]: [i] to
       ordinary shareholders in proportion [as nearly
       as may be practicable] to their existing holdings;
       [ii] to holders of other equity securities,
       as required by the rights of those securities
       or subject to such rights, as the Directors
       otherwise consider necessary, and so that the
       Directors may impose any limits or restrictions
       and make any arrangements which they consider
       necessary or appropriate to deal with treasury
       shares, fractional entitlements. record dates,
       legal; regulatory or practical problems in,
       or under the laws of, any territory or any
       other matter; and [B] to the allotment of equity
       securities pursuant to the authority granted
       by Paragraph [A] of Resolution 9 and/or an
       allotment which constitutes an allotment of
       equity securities by virtue of Section 94[3A]
       of Companies Act 1985 [in each case otherwise
       than in the circumstances set out in Paragraph
       [A] of this Resolution 10] up to a nominal
       amount of GBP 2,464,641; such power to apply
       until the end of the Company's next AGM to
       be held in 2010 [or, if earlier, until the
       close of business on 30 JUN 2010] but so that
       the Company, may make offers and enter into
       agreements before the power expires which would,
       or might, require equity securities to be allotted
       after the power expires and the Directors may
       allot equity securities under any such offer
       or agreement if the power had not expired

S.11   Authorize the Company to make one or more market          Mgmt          For                            For
       purchases [within the meaning of Section 163[3]
       of the Companies Act 1985] of ordinary shares
       of 5p in the capital of the Company ["Ordinary
       Shares"] provided that: the maximum aggregate
       number of Ordinary Shares authorized to be
       purchased is 98,585,669 [representing 10% of
       the issued ordinary share capital of the Company];
       the minimum price which may be paid for an
       Ordinary Share is 5p; the maximum price which
       may be paid for an Ordinary Share is an amount
       equal to 105% of the average of the middle
       market quotations for an Ordinary Share as
       derived from The London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the day on which that Ordinary Share
       is purchased; [authority expires at the earlier
       of the conclusion of the next AGM of the Company
       to be held in 2010 and 30 JUN 2010]; and the
       Company may make a Contract to purchase Ordinary
       Shares under this authority before the expiry
       of the authority which will or may be executed
       wholly or partly after the expiry of the authority,
       and may make a purchase of Ordinary Shares
       in pursuance of any such Contract

S.12   Approve, a general meeting of the Company other           Mgmt          Against                        Against
       than an AGM may be called on not less than
       14 clear days' notice




--------------------------------------------------------------------------------------------------------------------------
 AOZORA BANK,LTD.                                                                            Agenda Number:  701996108
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0172K107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3711200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

2.10   Appoint a Director                                        Mgmt          Against                        Against

2.11   Appoint a Director                                        Mgmt          Against                        Against

2.12   Appoint a Director                                        Mgmt          Against                        Against

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ARCANDOR AG, ESSEN                                                                          Agenda Number:  701809735
--------------------------------------------------------------------------------------------------------------------------
        Security:  D04340101
    Meeting Type:  AGM
    Meeting Date:  18-Mar-2009
          Ticker:
            ISIN:  DE0006275001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 25 FEB 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the SEP 2008 FY with the
       report of the Supervisory Board, the group
       financial statements and group annual report,
       and the report pursuant to Sections 289(4)
       and 315(4) of the German Commercial Code

2.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

3.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

4.     Appointment of BDO, Dusseldorf as the Auditors            Mgmt          For                            For
       for the FY which started on 01 OCT 2008 AND
       ends 30 SEP 2009

5.a    Elect to the Supervisory Board: Mr. Friedrich             Mgmt          Against                        Against
       Carl Janssen

5.b    Elect to the Supervisory Board: Dr. Hans-Jochem           Mgmt          For                            For
       lueer

6.     Approval of the profit transfer agreement with            Mgmt          For                            For
       the Company's wholly-owned subsidiary, Jung
       Gmbh, effective for a period of at least 5
       years

7.     Authorization to acquire and dispose of own               Mgmt          For                            For
       shares the Board of Managing Directors shall
       be authorized to acquire shares of the Company
       of up to 10% of its share capital, at prices
       not deviating more than 10% from the market
       price, on or before 17 SEP 2010, the Board
       of Managing Directors may dispose of the shares
       on the Stock Exchange or by way of a rights
       offering, or sell the shares in a manner other
       than that mentioned above if the shares are
       sold at a price not materially below their
       market price, as well as use the shares for
       acquisition purposes or for the fulfillment
       of option and/or conversion rights, and retire
       the shares

8.     Resolution on the creation of authorized capital          Mgmt          Against                        Against
       and the corresponding amendment to the Articles
       of Association the existing authorized capital
       shall be revoked, the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the share capital
       by up to EUR 150,000,000 through the issue
       of new bearer no-par shares against contributions
       in cash and/or kind, on or before 17 MAR 2014,
       authorized capital i) shareholders shall be
       granted subscriptions rights except for the
       granting of such rights to holders of convertible
       and/or option rights, for a capital increase
       of up to 10% of the share capital against contributions
       in cash if the shares are issued at a price
       not materially below their market price, and
       for the issue of shares against contributions
       in kind

9.     Resolution on the creation of authorized capital          Mgmt          For                            For
       and the corresponding amendment to the Articles
       of Association the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the share capital
       by up to EUR 4,000,000 through the issue of
       new bearer no-par shares to employees of the
       Company and its affiliates against contributions
       in cash, on or before 17 MAR 2014, (Authorized
       capital iii) shareholders' subscription rights
       shall be excluded




--------------------------------------------------------------------------------------------------------------------------
 ARCELORMITTAL SA LUXEMBOURG                                                                 Agenda Number:  701899671
--------------------------------------------------------------------------------------------------------------------------
        Security:  L0302D129
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  LU0323134006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Presentation of the Management report of the              Non-Voting    No vote
       Board of Directors and the reports of the Independent
       Company Auditor on the annual accounts of the
       parent Company drawn up in accordance with
       the laws and regulations of the Grand-Duchy
       of Luxembourg [the "Parent Company Annual Accounts"]
       and the consolidated financial statements of
       the Arcelor Mittal group drawn up in accordance
       with the International Financial Reporting
       Standards as adopted in the European Union
       [the "Consolidated Financial Statements"] for
       the FY 2008

1.     Receive the Management report of the Board of             Mgmt          No Action
       Directors and the report of the Independent
       Company Auditor, approves the consolidated
       financial statements for the FY 2008 in their
       entirety, with a resulting consolidated net
       income of EUR 10,439 millions

2.     Receive the management report of the Board of             Mgmt          No Action
       Directors and the report of the Independent
       Company Auditor, approves the Parent Company
       Annual Accounts for the FY 2008 in their entirety,
       with a resulting profit for Arcelor Mittal
       as Parent Company of the Arcelor Mittal group
       of EUR 19,093,961,939 [established in accordance
       with the laws and regulations of the Grand-Duchy
       of Luxembourg, as compared to the consolidated
       net income of EUR 10,439 millions established
       in accordance with International Financial
       Reporting Standards as adopted in the European
       Union, the subject of the first resolution]

3.     Acknowledge the results to be allocated and               Mgmt          No Action
       distributed amount to EUR 28,134,244,719, from
       which EUR 105,278,200 must be allocated to
       the legal reserve and EUR 395,657,429 must
       be allocated to the reserve for shares held
       in treasury

4.     Approve to allocate the results of the Company            Mgmt          No Action
       based on the Parent Company Annual Accounts
       for the FY 2008 as specified, dividends are
       paid in equal quarterly installments of EUR
       0.1875 [gross] per share, a first installment
       of dividend of EUR 0.1875 [gross] per share
       has been paid on 16 MAR 2009

5.     Approve to set the amount of annual Directors             Mgmt          No Action
       compensation and attendance fees to be allocated
       to the Members of the Board of Directors at
       USD 2,870,634

6.     Grant discharge to the Directors for FY 2008              Mgmt          No Action

7.     Acknowledge the end of mandate for Messrs. Michel         Mgmt          No Action
       Marti;  Sergio Silva de Freitas; Wilbur L.
       Ross; Narayanan Vaghul; Francois Pinault; and
       Jean-Pierre Hansen

8.     Re-elect Mr. Narayanan Vaghul, residing at 63             Mgmt          No Action
       First Main Road Flat no. 3, R A Puram, Chennai,
       India, for a three-year mandate, in accordance
       with Article 8.3 of the Company's Articles
       of Association, which mandate shall terminate
       on the date of the general meeting of shareholders
       to be held in 2012

9.     Re-elect Mr. Wilbur L. Ross, residing at 328              Mgmt          No Action
       El Vedado Road, Palm Beach, Florida 33480-
       4736, United States of America, for a three-year
       mandate, in accordance with Article 8.3 of
       the Company's Articles of Association, which
       mandate shall terminate on the date of the
       general meeting of shareholders to be held
       in 2012

10.    Re-elect Mr. Francois Pinault, residing at 48,            Mgmt          No Action
       rue de Bourgogne, 75007 Paris, France, for
       a three-year mandate, in accordance with Article
       8.3 of the Company's Articles of Association,
       which mandate shall terminate on the date of
       the general meeting of shareholders to be held
       in 2012

11.    Approve to cancel with effect as of this General          Mgmt          No Action
       Meeting the authorization granted to the Board
       of Directors by the general meeting of shareholders
       held on 13 MAY 2008 with respect to the share
       buy-back programme and decides to authorize,
       effective immediately after this General Meeting,
       the Board of Directors of the Company, with
       option to delegate, and the corporate bodies
       of the other companies in the Arcelor Mittal
       group referred to in Article 49bis of the Luxembourg
       law of 10 AUG 1915 on commercial companies,
       as amended [the "Law"], to acquire and sell
       shares in the Company in accordance with the
       Law and for all purposes authorized or which
       may come to be authorized by the laws and regulations
       in force, including but not limited to entering
       into off-market and over-the-counter transactions
       and to acquire shares in the Company through
       derivative financial instruments. Euro next
       markets of Amsterdam, Paris, and Brussels -
       Luxembourg Stock Exchange - Spanish stock exchanges
       of Barcelona, Bilbao, Madrid and Valencia In
       accordance with the laws transposing Directive
       2003/6/EC of 28 January 2003 and EC Regulation
       2273/2003 of 22 December 2003, acquisitions,
       disposals, exchanges, contributions and transfers
       of shares may be carried out by all means,
       on or off the market, including by a public
       offer to buy back shares or by the use of derivatives
       or option strategies. The fraction of the capital
       acquired or transferred in the form of a block
       of shares may amount to the entire program.
       Such transactions may be carried out at any
       time, including during a tender offer period,
       in accordance with applicable laws and regulations.
       New York Stock Exchange Any share buy-backs
       on the New York Stock Exchange should be performed
       in compliance with Section 10[b] of the Securities
       Exchange Act of 1934, as amended [the "Exchange
       Act"], Rule 10b-5 promulgated there under,
       and Section 9[a][2] of the Exchange Act. The
       authorization is valid for a period of eighteen
       [18] months or until the date of its renewal
       by a resolution of the general meeting of shareholders
       if such renewal date is prior to such period.
       The maximum number of shares that can be acquired
       is the maximum allowed by the Law in such a
       manner that the accounting par value of the
       Company's shares held by the Company [or other
       ArcelorMittal group companies referred to in
       Article 49bis of the Law] may not in any event
       exceed 10% of its subscribed share capital.
       The purchase price per share to be paid in
       cash shall not represent more than 125% of
       the trading price of the shares on the New
       York Stock Exchange and on the Euro next European
       markets on which the Company is listed, the
       Luxembourg Stock Exchange or the Spanish stock
       exchanges of Barcelona, Bilbo, Madrid and Valencia,
       depending on the market on which the purchases
       are made, and no less than one Euro. For off-market
       transactions, the maximum purchase price shall
       be 125% of the price on the Euro next European
       markets where the Company is listed. The reference
       price will be deemed to be the average of the
       final listing prices per share on the relevant
       stock exchange during 30 consecutive days on
       which the relevant stock exchange is open for
       trading preceding the three trading days prior
       to the date of purchase. In the event of a
       share capital increase by incorporation of
       reserves or issue premiums and the free allotment
       of shares as well as in the event of the division
       or regrouping of the shares, the purchase prices
       indicated above shall be adjusted by a coefficient
       multiple equal to the ratio between the number
       of shares comprising the share capital prior
       to the transaction and such number following
       the transaction. The total amount allocated
       for the Company's share repurchase program
       may not in any event exceed the amount of the
       Company's then available equity. All powers
       are granted to the Board of Directors, with
       the power to delegate powers, in view of ensuring
       the performance of this authorization

12.    Appoint Deloitte S.A., with registered office             Mgmt          No Action
       at 560, rue de Neudorf, L-2220 Luxembourg,
       G.D. Luxembourg, as independent Company Auditor
       for the purposes of an Independent Audit of
       the Parent Company Annual Accounts and the
       Consolidated Financial Statements for the financial
       year 2009

13.    Authorize the Board of Directors to: [a] implement        Mgmt          No Action
       the payment of bonuses in relation to financial
       years 2008 and 2009 to eligible employees of
       the Company partly in shares of the Company
       [up to 40%], with the balance to be paid in
       cash, provided that the maximum number of shares
       allocated to employees in connection therewith
       shall not exceed five million [5,000,000] shares
       in total, which may either be newly issued
       shares or shares held in treasury; and [b]
       do or cause to be done all such further acts
       and things as the Board of Directors may determine
       to be necessary or advisable in order to implement
       the content and purpose of this resolution.
       The General Meeting further acknowledges that
       the maximum total number of five million [5,000,000]
       shares for this purpose represents less than
       zero point four per cent [0.4 %] of the Company's
       current issued share capital

14.    Approve the Long-Term Incentive Plan 2009-2018            Mgmt          No Action
       which will cover the period from and including
       financial year 2009 to and including financial
       year 2018 [the "LTIP"], a copy of which is
       available to shareholders on request from the
       Company's Investor Relations department whose
       contact details are provided at the end of
       this convening notice; [b] delegate to the
       Board of Directors the power to issue share
       options or other equity-based awards and incentives
       to all eligible employees under the LTIP for
       a number of Company's shares not exceeding
       eight million five hundred thousand [8,500,000]
       options on fully paid-up shares, which may
       either be newly issued shares or shares held
       in treasury, during the period from this General
       Meeting until the general meeting of shareholders
       to be held in 2010 [defined as the "Cap"],
       provided, that the share options will be issued
       at an exercise price that shall not be less
       than the average of the highest and the lowest
       trading price on the New York Stock Exchange
       on the day immediately prior to the grant date,
       which date shall be decided by the Board of
       Directors and shall be within the respective
       periods specified in the LTIP; [c] delegate
       to the Board of Directors the power to decide
       and implement any increase in the Cap by the
       additional number necessary to preserve the
       rights of the option holders in the event of
       a transaction impacting the Company's share
       capital; and [d] do or cause to be done all
       such further acts and things as the Board of
       Directors may determine to be necessary or
       advisable in order to implement the content
       and purpose of this resolution; the General
       Meeting further acknowledges that the Cap represents
       less than zero point six per cent [0.6%] of
       the Company's current issued share capital
       on a diluted basis

15.    Authorize the Board of Director to decide the             Mgmt          No Action
       implementation of Employee Share Purchase Plan
       2009 reserved for all or part of the employees
       of all or part of the Companies comprised within
       the scope of consolidation of consolidated
       financial statements for a maximum number of
       two million five hundred thousand share; and
       for the purposes of the implementation of ESPP
       2009, issue new shares within the limits of
       the authorized share capital and /or deliver
       treasury shares up to a maximum of 2 million
       five hundred thousand fully paid-up shares
       during the period from this general meeting
       to the general meeting of shareholders to be
       held in 2010; and do or cause to be done all
       such further acts and things as the Board of
       Directors may determine to be necessary or
       advisable in order to implement the content
       and purpose of this resolution; general meeting
       further acknowledges that the maximum total
       number of two million five hundred thousand
       shares of the Company as indicated above for
       the implementation of the ESPP 2009 represent
       less than zero point two percent of the Company's
       current issued share capital on a diluted basis




--------------------------------------------------------------------------------------------------------------------------
 ARCELORMITTAL SA LUXEMBOURG                                                                 Agenda Number:  701899354
--------------------------------------------------------------------------------------------------------------------------
        Security:  L0302D129
    Meeting Type:  EGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  LU0323134006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the decision to (i) renew for a 5-year            Mgmt          No Action
       period the authorized share capital of EUR
       7,082,460,000 represented by 1,617,000,000
       shares without nominal value, compared to the
       Company's issued share capital of EUR 6,345,859,399.86
       represented by 1,448,826,347 shares without
       nominal value, representing a potential maximum
       increase in the Company's issued share capital
       of 168,173,653 new shares, and (ii) authorize
       the Board of Directors of the Company to issue,
       within the limit of such authorized share capital,
       new shares for various types of transactions
       and to amend Article 5.5 of the Articles of
       Association of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ARCELORMITTAL SA LUXEMBOURG                                                                 Agenda Number:  701962474
--------------------------------------------------------------------------------------------------------------------------
        Security:  L0302D129
    Meeting Type:  EGM
    Meeting Date:  17-Jun-2009
          Ticker:
            ISIN:  LU0323134006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the decision to (i) renew for a 5-year            Mgmt          No Action
       period the authorized share capital of EUR
       7,082,460,000 represented by 1,617,000,000
       shares without nominal value, compared to the
       Company's issued share capital of EUR 6,345,859,399.86
       represented by 1,448,826,347 shares without
       nominal value, representing a potential maximum
       increase in the Company's issued share capital
       of 168,173,653 new shares, and (ii) authorize
       the Board of Directors of the Company to issue,
       within the limit of such authorized share capital,
       new shares for various types of transactions
       and to amend Article 5.5 of the Articles of
       Association of the Company




--------------------------------------------------------------------------------------------------------------------------
 ARKEMA, COLOMBES                                                                            Agenda Number:  701979140
--------------------------------------------------------------------------------------------------------------------------
        Security:  F0392W125
    Meeting Type:  MIX
    Meeting Date:  15-Jun-2009
          Ticker:
            ISIN:  FR0010313833
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST".
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 564617 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Approve the annual accounts for the FYE on 31             Mgmt          For                            For
       DEC 2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       on 31 DEC 2008

O.3    Approve the distribution of profits for the               Mgmt          For                            For
       FYE on 31 DEC 2008

O.4    Approve the agreement referred to in Article              Mgmt          For                            For
       L.225-38 of the Commercial Code.

O.5    Approve the agreement referred to in Article              Mgmt          For                            For
       L.225-42-1 of the Commercial Code

O.6    Authorize the Board of Directors to operate               Mgmt          Against                        Against
       on the Company's shares

O.7    Approve the renewal of Mr. Thierry Le Henaff's            Mgmt          For                            For
       mandate as a Board Member

O.8    Approve the renewal of Mr. Francois Enaud's               Mgmt          For                            For
       mandate as a Board Member

O.9    Approve the renewal of Mr. Bernard Kasriel's              Mgmt          For                            For
       manadate as a Board Member

O.10   Approve the renewal of Mr. Laurent Mignon's               Mgmt          For                            For
       mandate as a Board Member

O.11   Approve the renewal of Mr. Thierry Morin's mandate        Mgmt          For                            For
       as a Board Member

O.12   Approve the renewal of Mr. Jean-Pierre Seeuw's            Mgmt          For                            For
       mandate as a Board Member

O.13   Approve the renewal of Mr. Tidjane Thaim's mandate        Mgmt          For                            For
       as a Board Member

O.14   Approve the renewal of Mr. Philippe Vassor's              Mgmt          For                            For
       mandate as a Board Member

O.15   Approve the nomination of Mr. Marc Pandraud               Mgmt          For                            For
       as a Board Member

E.16   Approve the modification of Article 10.12 of              Mgmt          For                            For
       the Statute concerning the terms of the Board
       Members' duties

E.17   Authorize certain Group's Employees and Corporate         Mgmt          For                            For
       Mangers of the Company or Group's Companies
       to grant options, giving right to the subscription
       of new shares or buy the Company's shares

E.18   Authorize the Board of Directors to freely allocate       Mgmt          For                            For
       the Company's shares

E.19   Authorize the Board of Directors in order to              Mgmt          For                            For
       carry out capital increase reserved for employees
       who are members of a Company Savings Plan

E.20   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by cancellation of shares held
       by the Company

E.21   Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ARRIVA PLC                                                                                  Agenda Number:  701859350
--------------------------------------------------------------------------------------------------------------------------
        Security:  G05161107
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  GB0002303468
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the accounts for the YE 31              Mgmt          For                            For
       DEC 2008 together with the reports of the Directors
       and the Auditors thereon

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For
       on the ordinary shares of the Company of 17.91
       pence per share

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

4.     Re-elect Sir. Richard Broadbent as a Director             Mgmt          For                            For
       retiring by rotation under the terms of the
       Articles of Association

5.     Re-elect Mr. S. P. Lonsdale as a Director retiring        Mgmt          For                            For
       by rotation under the terms of the Articles
       of Association

6.     Re-elect Mr. S. G. Batey as a Director retiring           Mgmt          For                            For
       by rotation under the terms of the Articles
       of Association

7.     Re-elect Mrs. A. Risley as a Director                     Mgmt          For                            For

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors to the Company and authorize the Directors
       to fix the Auditors' remuneration

9.     Authorize the Directors, in substitution for              Mgmt          Against                        Against
       any existing authority and in accordance with
       Section 80 of the Companies Act 1985, to allot
       relevant securities [Section 80[2] of the Act]
       up to an aggregate nominal amount of GBP 3,310,951;
       relevant securities comprising equity securities
       [within the meaning of Section 94 of the Act]
       up to a further aggregate nominal amount of
       GBP 3,310,951 provided that they are offered
       by way of a rights issue to holders of ordinary
       shares on the register of members at such record
       date as the Directors may determine where the
       equity securities respectively attributable
       to the interest of the ordinary shareholders
       arte proportionate [as nearly as may be practicable]
       to the respective numbers of ordinary shares
       held or deemed to be held by them on any such
       record date, subject to such exclusions or
       others arrangements as the Directors may deem
       necessary or expedient to deal with treasury
       shares, fractional entitlements or legal or
       practical problems arising under the Laws of
       any overseas territory or the requirements
       of any regulatory body or stock exchange or
       by virtue of shares being represented by depositary
       receipts on any other matter; [Authority expires
       at the conclusion of the next AGM of the Company];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

10.    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 14,500,000 to GBP 220,000,000
       by the creation of an additional 110,000,000
       ordinary shares 6 pence each

E.11   Authorize the Company, to make market purchase            Mgmt          For                            For
       [Section 163 of the Companies Act 1985] on
       the London Stock Exchange of up to 19,866,707
       ordinary shares of 5 pence each in the capital
       of the Company, at a minimum price of 5 pence
       and not more than 5% above the average market
       value for such shares derived from the London
       Stock Exchange Daily Official List, over the
       previous 5 business days; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or on 22 JUL 2010]

S.12   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities [Section 94 of that Act] for cash
       pursuant to the authority conferred by Resolution
       9 above by way of a sale treasury shares, disapplying
       the statutory pre-emption rights [Section 89[1]
       of the Act], provided that this power is limited
       to the allotment of equity securities: a) in
       connection with a rights issue in favor of
       ordinary shareholders; b) up to an aggregate
       nominal amount of GBP 496,643; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.13   Amend, that the general meeting, other than               Mgmt          Against                        Against
       an AGM, may be called on net less than 14 clear
       days notice and that Article 60 of the Company's
       Articles of Association by the deletion of
       the words and a meeting called for the passing
       of a Special Resolution in the first line and
       the replacement of the words, a meeting of
       the Company [other than an AGM or a meeting
       for the passing of a Special Resolution] commencing
       on the third line with the words any other
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 ASAHI BREWERIES,LTD.                                                                        Agenda Number:  701832520
--------------------------------------------------------------------------------------------------------------------------
        Security:  J02100113
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  JP3116000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ASAHI GLASS COMPANY,LIMITED                                                                 Agenda Number:  701830918
--------------------------------------------------------------------------------------------------------------------------
        Security:  J02394120
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3112000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve delegation to the board of directors              Mgmt          For                            For
       of the decision on matters concerning the offering
       of stock acquisition rights issued as stock
       options to employees of the Company and directors
       and employees of the Company's subsidiaries,
       etc.




--------------------------------------------------------------------------------------------------------------------------
 ASAHI KASEI CORPORATION                                                                     Agenda Number:  701982452
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0242P110
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3111200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 ASML HOLDING NV                                                                             Agenda Number:  701822846
--------------------------------------------------------------------------------------------------------------------------
        Security:  N07059178
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  NL0006034001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 525667 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN STATUS OF BLOCKING INDICATOR. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Overview of the Company's business and financial          Non-Voting    No vote
       situation

3.     Approve to discuss the Annual Report 2008 and             Mgmt          No Action
       adopt the financial statements for the FY 2008,
       as prepared in accordance with Dutch law

4.     Grant discharge the Members of the Board of               Mgmt          No Action
       Management from liability for their responsibilities
       in the FY 2008

5.     Grant discharge the Members of the Supervisory            Mgmt          No Action
       Board from liability for their responsibilities
       in the FY 2008

6.     Clarification of the reserves and dividend policy         Non-Voting    No vote

7.     Adopt a dividend of EUR 0.20 per ordinary share           Mgmt          No Action
       of EUR 0.09

8.A    Approve, subject to the approval of the Supervisory       Mgmt          No Action
       Board, the number of performance stock for
       the Board of Management and authorize the Board
       of Management to issue the performance stock

8.B    Approve, subject to the approval of the Supervisory       Mgmt          No Action
       Board, the maximum number of 50,000 sign-on
       stock and authorize the Board of Management
       to issue the sign-on stock

9.A    Approve, subject to the approval of the Supervisory       Mgmt          No Action
       Board, the number of performance stock options
       available for the Board of Management and authorize
       the Board of Management to issue the performance
       stock options

9.B    Approve, subject to the approval of the Supervisory       Mgmt          No Action
       Board, the maximum number of 50,000 sign-on
       stock options, and authorize the Board of Management
       to issue the sign-on stock options

9.C    Approve, subject to the approval of the Supervisory       Mgmt          No Action
       Board, the number of stock options, respectively
       shares, available for ASML employees, other
       than Members of the Board of Management, and
       authorize the Board of Management to issue
       the stock options or shares

10.    Composition of the Board of Management                    Non-Voting    No vote

11.A   Re-appoint Ms. H.C.J. van den Burg as a Member            Mgmt          No Action
       of the Supervisory Board, effective 26 MAR
       2009

11.B   Re-appoint Mr. O. Bilous as a Member of the               Mgmt          No Action
       Supervisory Board, effective 26 MAR 2009

11.C   Re-appoint Mr. J.W.B. Westerburgen as a Member            Mgmt          No Action
       of the Supervisory Board, effective 26 MAR
       2009

11.D   Appoint Ms. P.F.M. van der Meer Mohr as a Member          Mgmt          No Action
       of the Supervisory Board, effective 26 MAR
       2009

11.E   Appoint Mr. W. Ziebart as a Member of the Supervisory     Mgmt          No Action
       Board, effective 26 MAR 2009

12.A   Authorize the Board of Management, for a period           Mgmt          No Action
       of 18 months from 26 MAR 2009, to issue shares
       or rights to subscribe for shares in the capital
       of the Company, subject to the approval of
       the Supervisory Board, limited to  5% of the
       issued share capital at the time of the authorization

12.B   Authorize the Board of Management, for a period           Mgmt          No Action
       of 18 months from 26 MAR 2009, to restrict
       or exclude the pre-emption rights accruing
       to shareholders in connection with the issue
       of shares or rights to subscribe for shares
       as described under 12.A., subject to approval
       of the Supervisory Board

12.C   Authorize the Board of Management, for a period           Mgmt          No Action
       of 18 months from 26 MAR 2009, to issue shares
       or rights to subscribe for shares in the capital
       of the Company, subject to the approval of
       the Supervisory Board, for an additional 5%
       of the issued share capital at the time of
       the authorization, which 5% can only be used
       in connection with or on the occasion of mergers
       and/or acquisitions

12.D   Authorize the Board of Management, for a period           Mgmt          No Action
       of 18 months from 26 MAR 2009, to restrict
       or exclude the pre-emption rights accruing
       to shareholders in connection with the issue
       of shares or rights to subscribe for shares
       as described under 12.C., subject to approval
       of the Supervisory Board

13.    Authorize the Board of Management, for a period           Mgmt          No Action
       of 18 months from 26 MAR 2009, to acquire -
       subject to the approval of the Supervisory
       Board - such a number of ordinary shares in
       the Company's share capital as permitted within
       the limits of the Law and the Articles of Association
       of the Company, taking into account the possibility
       to cancel the re-purchased shares, for valuable
       consideration, on Euronext Amsterdam by NYSE
       Euronext ["Euronext Amsterdam"] or the NASDAQ
       Stock Market LLC ["NASDAQ"], or otherwise,
       at a price between, on the one hand, an amount
       equal to the nominal value of the shares and,
       on the other hand, an amount equal to 110%
       of the market price of these shares on Euronext
       Amsterdam or NASDAQ; the market price being
       the average of the highest price on each of
       the five days of trading prior to the date
       of acquisition, as shown in the Official Price
       List of Euronext Amsterdam or as reported on
       NASDAQ

14.    Approve to cancel ordinary shares in the share            Mgmt          No Action
       capital of the Company repurchased or to be
       repurchased by the Company; the number of ordinary
       shares that will be cancelled shall be determined
       by the Board of Management, but shall not exceed
       10% of the issued share capital of the Company
       as of 26 MAR 2009

15.    Approve to cancel additional ordinary shares              Mgmt          No Action
       in the share capital of the Company to be repurchased
       by the Company following the cancellation of
       the ordinary shares under Resolution 14; the
       number of ordinary shares that will be cancelled
       shall be determined by the Board of Management,
       but shall not exceed 10% of the issued share
       capital of the Company as of 26 MAR 2009, reduced
       with the number of ordinary shares cancelled
       pursuant to Resolution 14

16.    Any other business                                        Non-Voting    No vote

17.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ASSA ABLOY AB, STOCKHOLM                                                                    Agenda Number:  701870885
--------------------------------------------------------------------------------------------------------------------------
        Security:  W0817X105
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  SE0000255648
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 540571 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY [POA] IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Election of Mr. Gustaf Douglas as the Chairman            Non-Voting    No vote
       of the meeting

3.     Preparation and approval of the voting list               Non-Voting    No vote

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election of 1 or 2 persons to approve the minutes         Non-Voting    No vote

6.     Determination of compliance with the rules of             Non-Voting    No vote
       convocation

7.     Report by the President and Chief Executive               Non-Voting    No vote
       Officer, Mr. Johan Molin

8.     Presentation of the annual report and the Auditor's       Non-Voting    No vote
       report and the consolidated financial statements
       and the Group Auditor's report

9.A    Adopt the statement of income and the balance             Mgmt          For                            For
       sheet and the consolidated statement of income
       and the consolidated balance sheet

9.B    Approve the appropriation of the Company's profit         Mgmt          For                            For
       according to the adopted balance sheet; declare
       a dividend of SEK 3.60 per share and 28 APR
       2009 as the record date for the dividend

9.C    Grant discharge, from liability, to the Board             Mgmt          For                            For
       of Directors and the Chief Executive Officer

10.    Approve to establish the number of Board Members          Mgmt          For                            For
       at 9

11.    Approve the fees to the Board of Directors shall          Mgmt          For                            For
       amount to a total of SEK 4,050,000 [remuneration
       for Committee work not included] to be distributed
       among the Members as follows: SEK 900,000 to
       the Chairman, SEK 450,000 to each of the other
       Board Members who are not employed by the Company;
       as consideration for the Committee work, the
       Chairman of the Audit Committee shall receive
       SEK 200,000, the Chairman of the Remuneration
       Committee receive SEK 100,000, Members of the
       Audit Committee each SEK 100,000 and Members
       of the Remuneration Committee each SEK 50,000

12.    Re-elect Messrs. Gustaf Douglas, Carl Douglas,            Mgmt          For                            For
       Jorma Halonen, Birgitta Klasen, Eva Lindqvist,
       Johan Molin, Sven-Christer Nilsson, Lars Renstrom
       and Ulrik Svensson as the Board Members; and
       Mr. Gustaf Douglas as the Chairman of the Board

13.    Elect the Members of the Nomination Committee             Mgmt          For                            For
       and approve the establishment of the assignment
       of the Nomination Committee

14.    Approve the guidelines for remuneration to the            Mgmt          For                            For
       Senior Management

15.    Amend the Articles of Association as specified            Mgmt          For                            For

16.    Closing of the Meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ASSICURAZIONI GENERALI SPA, TRIESTE                                                         Agenda Number:  701858031
--------------------------------------------------------------------------------------------------------------------------
        Security:  T05040109
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  IT0000062072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2009 AT 9 AM. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31DEC 2008,            Mgmt          No Action
       Board of Directors, Auditors and Audit firm
       report, consolidated financial statement at
       31 DEC 2008 and allocation of profits and reserve
       distribution; any adjournment thereof, power
       to observe formalities

2.     Appoint the Board of Directors Member, any adjournment    Mgmt          No Action
       thereof

3.     Appoint the Elective Members of the General               Mgmt          No Action
       Council for years 2009-2011




--------------------------------------------------------------------------------------------------------------------------
 ASSOCIATED BRIT FOODS LTD                                                                   Agenda Number:  701763270
--------------------------------------------------------------------------------------------------------------------------
        Security:  G05600138
    Meeting Type:  AGM
    Meeting Date:  05-Dec-2008
          Ticker:
            ISIN:  GB0006731235
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors thereon for the
       YE 13 SEP 2008

2.     Receive and approve the Directors' remuneration           Mgmt          Against                        Against
       report for the YE 13 SEP 2008

3.     Approve to pay a dividend of 13.5p per ordinary           Mgmt          For                            For
       share on 09 JAN 2009 to holders of ordinary
       shares on the register of shareholders of the
       Company at the close of business on 05 DEC
       2008

4.     Elect Mr. Charles James Francis Sinclair as               Mgmt          For                            For
       a Director

5.     Re-elect Mr. Willard Gordon Galen Weston as               Mgmt          Against                        Against
       a Director

6.     Re-elect Mr. Martin Gardiner Adamson as a Director        Mgmt          For                            For

7.     Re-elect Mr. John George Bason as a Director              Mgmt          For                            For

8.     Re-elect Mr. George Garfield Weston as a Director         Mgmt          For                            For

9.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company to hold office from the conclusion
       of this meeting until the conclusion of the
       next general meeting at which the accounts
       are laid before the shareholders, and authorize
       the Directors to determine their remuneration

10.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [Section 80(2) of that
       Act] up to a maximum of 263 million ordinary
       shares of 5 15/22p each; [Authority expires
       on 04 DEC 2013]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.11   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities [Section 94(2) of the Act] for cash
       pursuant to the authority conferred by Resolution
       10, disapplying the statutory pre-emption rights
       [Section 89(1) of the Act], provided that this
       power is limited to the allotment of equity
       securities: i) in connection with a rights
       issue, open offer or other offer of securities
       in favor of ordinary shareholders; ii) up to
       an aggregate of 39 million ordinary shares
       of 5 15/22p each; [Authority expires the earlier
       upon the date of the next AGM of the Company
       after passing of this resolution or 31 DEC
       2009]; and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.12   Amend the Articles of Association of the Company          Mgmt          For                            For
       as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ASTELLAS PHARMA INC.                                                                        Agenda Number:  701977300
--------------------------------------------------------------------------------------------------------------------------
        Security:  J03393105
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3942400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Provision of Remuneration to Directors for Stock          Mgmt          For                            For
       Option Scheme as Stock-Linked Compensation
       Plan




--------------------------------------------------------------------------------------------------------------------------
 ASTRAZENECA PLC                                                                             Agenda Number:  701834839
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0593M107
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  GB0009895292
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR BELOW RESOLUTIONS.
       THANK YOU.

1.     Receive the Company's accounts and the reports            Mgmt          For                            For
       of the Directors and the Auditor for the YE
       31 DEC 2008

2.     Approve to confirm the first interim dividend             Mgmt          For                            For
       of USD 0.55 [27.8 pence, 3.34 SEK] per ordinary
       share and confirm the final dividend for 2008,
       the second interim dividend of USD 1.50 [104.8
       pence, SEK 12.02] per ordinary share

3.     Re-appoint KPMG Audit Plc, London as the Auditor          Mgmt          For                            For

4.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditor

5.A    Elect Mr. Louis Schweitzer as a Director in               Mgmt          For                            For
       accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2010

5.B    Elect Mr. David Brennan as a Director in accordance       Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2010

5.C    Elect Mr. Simon Lowth as a Director in accordance         Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2010

5.D    Elect Mr. Bo Angelin as a Director in accordance          Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2010

5.E    Elect Mr. John Buchanan as a Director in accordance       Mgmt          Against                        Against
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2010

5.F    Elect Mr. Jean Philippe Courtois as a Director            Mgmt          For                            For
       in accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2010

5.G    Elect Mr. Jane Henney as a Director in accordance         Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2010

5.H    Elect Mr. Michele Hooper as a Director in accordance      Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2010

5.I    Elect Mr. Rudy Markham as a Director in accordance        Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2010

5.J    Elect Ms. Dame Nancy Rothwell as a Director               Mgmt          For                            For
       in accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2010

5.K    Elect Ms. John Varley as a Director in accordance         Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2010

5.L    Elect Mr. Marcus Wallenberg as a Director in              Mgmt          For                            For
       accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2010

6.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

7.     Authorize the Company and make donations to               Mgmt          For                            For
       Political Parties to make donations to Political
       Organizations other than political parties;
       and incur political expenditure during the
       period commencing on the date of this resolution
       and ending on the date the of the Company's
       AGM, provided that in each case any such donation
       and expenditure made by the Company or by any
       such subsidiary shall not exceed USD 250,000
       per Company and together with those made by
       any subsidiary and the Company shall not exceed
       in aggregate USD 250,000, as specified

8.     Authorize the Director to allot new shares by             Mgmt          For                            For
       Article 7.1 of the Company's Article of Association
       renewed by the period commencing on the date
       of the AGM of the Company in 2010 or, if earlier
       , on 30 JUN 2010, and such period the Section
       80 amount shall be USD 120,636,176

S.9    To Authorise the directors to disapply pre-emption        Mgmt          For                            For
       rights.

S.10   Authorize the Company for the purpose of Section          Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163 of the Companies Act
       1985] of ordinary shares of USD 0.25 each in
       the capital of the Company provided that: the
       maximum number of shares which may be purchased
       is 144,763,412 the minimum price [exclusive
       of expenses] which may be paid for share is
       USD 0.25 the maximum price which may be paid
       for a share is an amount equal to 105% of the
       average of the middle market values of the
       Company's ordinary shares as derived from the
       daily official list of the London Stock Exchange
       for the 5 business days immediately preceding
       the day on which such share is contracted to
       be purchased [authority expires the earlier
       of the conclusion of the AGM of the Company
       in 2010 or 30 JUN 2010]; except in relation
       to the purchase of shares the contract for
       which was concluded before the expiry of such
       authority and which might be executed wholly
       or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 ASX LIMITED                                                                                 Agenda Number:  701687874
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0604U105
    Meeting Type:  AGM
    Meeting Date:  24-Sep-2008
          Ticker:
            ISIN:  AU000000ASX7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, Directors' report           Non-Voting    No vote
       and Auditor's report for ASX and its controlled
       entities for the YE 30 JUN 2008

2.     Receive the financial report and the Auditor's            Non-Voting    No vote
       report for the National Guarantee Fund for
       the YE 30 JUN 2008

3.     Adopt the remuneration report for the YE 30               Mgmt          No vote
       JUN 2008

       PLEASE NOTE THAT ALTHOUGH THERE ARE 3 CANDIDATES          Non-Voting    No vote
       TO BE ELECTED AS DIRECTORS, THERE ARE ONLY
       2 VACANCIES AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 2 OF THE 3 DIRECTORS.
       THANK YOU.

4.a    Elect Mr. Stephen Mayne as a Director of ASX              Shr           No vote

4.b    Re-elect Mr. Russell Aboud as a Director of               Mgmt          No vote
       ASX, who retires by rotation

4.c    Re-elect Mr. Trevor Rowe as a Director of ASX,            Mgmt          No vote
       who retires by rotation

5.     Appoint PricewaterhouseCoopers as the Auditor             Mgmt          No vote
       of ASX to take effect from time at which the
       resignation of KPMG as the Auditor takes effect




--------------------------------------------------------------------------------------------------------------------------
 ATLANTIA SPA                                                                                Agenda Number:  701902377
--------------------------------------------------------------------------------------------------------------------------
        Security:  T05404107
    Meeting Type:  MIX
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  IT0003506190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       553075 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

E.1    Amend Article 19 of the Articles of Association;          Mgmt          For                            For
       related and resulting resolutions

O.1    Approve the financial statements for the YE               Mgmt          For                            For
       31 DEC 2008, reports of the Board of Directors,
       the Board of Statutory Auditors and the Independent
       Auditors; appropriation of profit for the year;
       presentation of the consolidated financial
       statements for the YE 31 DEC 2008; related
       and resulting resolutions

O.2    Appoint the Independent Auditors for the financial        Mgmt          For                            For
       years 2008-2011; related and resulting resolutions

O.3    Approve the Cash Incentive Plan, based in part            Mgmt          For                            For
       on financial instruments, and a Share Option
       Plan, named, respectively, the Three-Year Cash
       Incentive Plan and the 2009 Share Option Plan
       For Managers of the Company and its direct
       and indirect subsidiaries; related and resulting
       resolutions

O.4    Grant authority, pursuant and for the purposes            Mgmt          For                            For
       of Articles 2357 et seq. of the Italian Civil
       Code, Article 132 of Legislative Decree 58
       of 24 FEB1998 and Article 144-bis of the CONSOB
       Regulation adopted with Resolution 11971 and
       subsequent amendments, for the purchase and
       sale of treasury shares, subject to prior revocation
       of the unused portion of the authority granted
       by the general meeting of 22 APR 2008; related
       and resulting resolutions

       PLEASE NOTE THAT ALTHOUGH THERE ARE 2 PROPOSALS           Non-Voting    No vote
       UNDER RESOLUTION 5 FOR APPROVAL, YOU CAN VOTE
       ON ONLY 1. THE STANDING INSTRUCTIONS FOR THIS
       MEETING WILL BE DISABLED AND, IF YOU CHOOSE,
       YOU ARE REQUIRED TO VOTE FOR ONLY 1 OF THE
       2 PROPOSALS. THANK YOU.

O.5.1  Approve the slate submitted by Sintonia SA and            Shr           Against                        For
       Schemaventotto SpA regarding election of Directors,
       fixing their number and their remuneration

O.5.2  Approve the Slate Submitted by Cassa di Risparmio         Shr           Against                        For
       di Torino regarding election of Directors,
       fixing their number and their remuneration

       PLEASE NOTE THAT ALTHOUGH THERE ARE 2 PROPOSALS           Non-Voting    No vote
       UNDER RESOLUTION 6 FOR APPROVAL, YOU CAN VOTE
       ON ONLY 1. THE STANDING INSTRUCTIONS FOR THIS
       MEETING WILL BE DISABLED AND, IF YOU CHOOSE,
       YOU ARE REQUIRED TO VOTE FOR ONLY 1 OF THE
       2 PROPOSALS. THANK YOU.

O.6.1  Approve the slate submitted by Sintonia SA and            Shr           For                            Against
       Schemaventotto SpA regarding appointment of
       Internal Statutory Auditors and approval of
       the Auditors' remuneration

O.6.2  Approve the Slate Submitted by Cassa di Risparmio         Shr           For                            Against
       di Torino regarding appointment of Internal
       Statutory Auditors and approval of the Auditors'
       remuneration

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ATLAS COPCO AB                                                                              Agenda Number:  701865050
--------------------------------------------------------------------------------------------------------------------------
        Security:  W10020134
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  SE0000122467
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting and election of Mr. Sune           Non-Voting    No vote
       Carlsson as the Chairman of the meeting

2.     Preparation and approval of voting list                   Non-Voting    No vote

3.     Approval of agenda                                        Non-Voting    No vote

4.     Election of 1 or 2 persons to approve the minutes         Non-Voting    No vote

5.     Determination whether the meeting has been properly       Non-Voting    No vote
       convened or not

6.     Receive the annual report and the Auditor's               Non-Voting    No vote
       report as well as the consolidated annual accounts
       and consolidated Auditor's report

7.     The President's speech and questions from shareholders    Non-Voting    No vote
       to the Board of Directors and the Management

8.     Receive the report on the functions of and work           Non-Voting    No vote
       performed by the Board of Directors and its
       Audit Committee

9.A    Approve the profit and loss account and the               Mgmt          For                            For
       balance sheet and the consolidated profit and
       loss account and the consolidated balance sheet
       as well as the presentation by the Auditor

9.B    Grant discharge to the Board Members and the              Mgmt          For                            For
       President from liability

9.C    Approve the allocation of the Company's profit            Mgmt          For                            For
       according to the approved balance sheet; the
       dividend for 2008 is decided to be SEK 3.00
       per share

9.D    Approve the record day 30 APR 2009 for receiving          Mgmt          For                            For
       dividend

10.    Approve the report on the Nomination Committee            Mgmt          For                            For
       and determine the number of Board Members at
       9 and Deputy Members to be elected at the meeting

11.    Re-elect Messrs. Sune Carlsson, Jacob Wallenberg,         Mgmt          For                            For
       Staffan Bohman, Christel Bories, Johan Forssell,
       Ulla Litzen, Anders Ullberg and Margareth Ovrum
       as the Board Members; and elect Mr. Ronnie
       Leten, Senior Executive Vice President business
       area Atlas Capco Compressor Technique as the
       new Member of the Board; elect Mr. Sune Carlsson
       as the Chairman and Mr. Jacob Wallenberg as
       the Vice Chairman of the Board of Director

12.    Approve to determine the remuneration [in cash            Mgmt          For                            For
       or partially in the form of synthetic shares]
       to the Board of Directors and the remuneration
       to its Committees, including the proposal from
       the Board regarding the granting of a mandate
       to acquire series A shares to hedge the costs
       for the synthetic shares as specified

13.A   Approve the report on the function and work               Mgmt          For                            For
       performed by the Board's Remuneration Committee:
       guiding principles for the remuneration of
       Senior Executives as specified

13.B   Approve the report on the function and work               Mgmt          For                            For
       performed by the Board's Remuneration Committee:
       a performance related personnel opinion program
       for 2009 as specified

13.C   Approve the report on the function and work               Mgmt          For                            For
       performed by the Board's Remuneration Committee:
       a mandate to acquire and transfer series A
       shares of the Company in connection with the
       Perfromance Stock Option Plan 2009 as specified

14.    Authorize the Board to sell maximum 1,445,000             Mgmt          For                            For
       series B share, currently kept by the Company
       for this purpose, to cover costs, primarily
       cash settlements and social charges that may
       be incurred in connection with the exercise
       of rights under the 2006 and 2007 Performance
       Stock Option Plans; the sale shall take place
       on NASDAQ OMX Stockholm at a price within the
       registered price interval at any given time;
       [Authority expires at the conclusion of the
       next AGM]

15.    Approve the proposal regarding Nomination Committee       Mgmt          For                            For
       as specified

16.    Approve a conditioned change of Section 9, Sub            Mgmt          For                            For
       Paragraph 1 of the Articles of Association
       as specified

17.    Closing of the Meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ATLAS COPCO AB, NACKA                                                                       Agenda Number:  701865199
--------------------------------------------------------------------------------------------------------------------------
        Security:  W10020118
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  SE0000101032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting and election of Mr. Sune           Non-Voting    No vote
       Carlsson as the Chairman of the meeting

2.     Preparation and approval of the voting list               Non-Voting    No vote

3.     Approval of the agenda                                    Non-Voting    No vote

4.     Election of 1 or 2 persons to approve the minutes         Non-Voting    No vote

5.     Determination of whether the meeting has been             Non-Voting    No vote
       properly convened or not

6.     Present the annual report and the Auditor's               Non-Voting    No vote
       report as well as the consolidated annual report
       and the consolidated Auditor's report

7.     The President's speech and questions from shareholders    Non-Voting    No vote
       to the Board of Directors and the Management

8.     Receive the report on the functions of and work           Non-Voting    No vote
       performed by the Board of Directors and its
       Audit Committee

9.A    Approve the profit and loss account and the               Mgmt          For                            For
       balance sheet as well as the consolidated profit
       and loss account and the consolidated balance
       sheet as well as the presentation by the Auditor

9.B    Grant discharge, from liability, to the Board             Mgmt          For                            For
       Members and the President

9.C    Approve a dividend for 2008 at SEK 3.00 per               Mgmt          For                            For
       share according to the approved balance sheet

9.D    Approve 30 APR 2009 as the record day for the             Mgmt          For                            For
       dividend, and the dividend is expected to be
       distributed by Euroclear Sweden AB on 06 MAY
       2009

10.    Approve to determine the number of Board Members          Mgmt          For                            For
       9

11.    Re-elect Messrs. Sune Carlsson, Jacob Wallenberg,         Mgmt          For                            For
       Staffan Bohman, Christel Bories, Johan Forssel,
       Ulla Litzen, Anders Ullberg and Margareth Ovrum
       as the Board Members; elect Mr. Ronnie Leten
       as the new Member of the Board; and Mr. Sune
       Carlsson as the Chairman and Mr. Jacob Wallenberg
       as the Vice Chairman of the Board of Directors

12.    Approve the fees as follows: SEK 1,500,000 to             Mgmt          For                            For
       the Chairman, SEK 550,000 to the Vice Chairman
       and SEK 450,000 to each other Board Member
       not employed by the Company, a fee to the Members
       of the Audit Committee of SEK 170,000 to the
       Chairman and SEK 110,000 to the other 2 Members,
       a fee to each of the 3 Members of the Remuneration
       Committee of SEK 60,000; a fee of SEK 60,000
       to each Board Member who, in addition to the
       above, participates in a Committee in accordance
       with a decision of the Board of Directors;
       each nominated Board Member shall have the
       right to receive a part of the Board fee in
       the form of synthetic shares and the rest in
       cash and to receive the whole fee in cash;
       the total Board fees amounts to SEK 4,750,000
       of which SEK 2,375,000 can in the form in synthetic
       shares; and authorize the Board, until the
       next AGM, to decide on the acquisition of shares
       in the Company at one or more occasions in
       accordance with the following: a) acquisition
       of not more than 70,000 series A shares; b)
       the shares may only be acquired on NASDAQ OMX
       Stockholm; and c) the shares may only be acquired
       at a price per share within the registered
       trading interval at any given point in time

13.A   Approve the guiding principles for remuneration           Mgmt          For                            For
       for the Senior Executives

13.B   Approve the performance stock option plan for             Mgmt          For                            For
       2009

13.C   Authorize the Board, until the next AGM, to               Mgmt          For                            For
       decide on the acquisition of shares in the
       Company at one or more occasions in accordance
       with the following: a) acquisition of not more
       than 5,500,000 series A shares; b) the shares
       may only be acquired on NASDAQ OMX Stockholm;
       and c) the shares may only be acquired at a
       price per share within the registered trading
       interval at any given point in time; and approve
       to transfer the shares in the Company in relation
       to the Company's personnel option program as
       specified

14.    Authorize the Board, until the next AGM, to               Mgmt          For                            For
       sell a maximum 1,445,000 series B shares, currently
       kept by the Company for this purpose, to cover
       costs, primarily cash settlements and social
       charges that may be incurred in connection
       with the exercise of rights under the 2006
       and 2007 performance stock option plans; the
       sale shall take place on NASDAQ OMX Stockholm
       at a price within the registered price interval
       at any given time

15.    Approve the proposal regarding Nomination Committee       Mgmt          For                            For

16.    Approve the proposal regarding a conditional              Mgmt          For                            For
       change of the Articles of Association; and
       that the decision regarding the change of the
       Articles of Association shall be conditioned
       of the fact that a change of the Swedish Companies
       Act [SFS 2005:551] as to the notice to a general
       meeting entered into force and which change
       has the effect to that the proposed wordings
       of Section 9 Sub-paragraph 1, above is in compliance
       with the (changed) Swedish Company Act

17.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ATOS ORIGIN, PARIS-LA DEFENSE                                                               Agenda Number:  701794756
--------------------------------------------------------------------------------------------------------------------------
        Security:  F06116101
    Meeting Type:  MIX
    Meeting Date:  10-Feb-2009
          Ticker:
            ISIN:  FR0000051732
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Ratify the appointment of Mr. Jean Philippe               Mgmt          No vote
       Thierry as a Member of the Supervisory Board,
       to replace Mr. Didier Cherpitel, for the remainder
       of Mr. Didier Cherpitel's term of office, I.E
       until the shareholders' meeting called to approve
       the financial statements for the FY 2010

O.2    Ratify the appointment of Mr. Bertrand Meunier            Mgmt          No vote
       as a Member of the Supervisory Board, to replace
       Mr. Dominique Bazy, for the remainder of Mr.
       Dominique Bazy's term of office, I.E., until
       the share holders' meeting called to approve
       the financial statements for the FY 2010

O.3    Ratify the appointment of Mr. Michel Paris as             Mgmt          No vote
       a Member of the Supervisory Board, to replace
       Mr. Diethart Breipohl, for the remainder of
       Mr. Diethart Breipohl's term of office, I.E.,
       until the shareholders' meeting called to approve
       the financial statements for the FY 2010

O.4    Receive the special report of the Auditors on             Mgmt          No vote
       agreements Governed by Article L.225.38 of
       the French Commercial Code, approves the agreements
       concerning Mr. Wilbert Kieboom

O.5    Receive the special report of the Auditors on             Mgmt          No vote
       agreements Governed by Article L.225.86 of
       the French Commercial Code, approves the agreements
       concerning Mr. Wilbert Kieboom

E.6    Approve to decide that the Company shall be               Mgmt          No vote
       ruled by the Board of Directors

E.7    Amend the Article number 1, 3, 4, 5, 6, 7, 8,             Mgmt          No vote
       9, 10, 11, 12, 13, 14, 15, 16, 17, 18, 19,
       20, 21, 22, 23, 24 , 25, 26, 27, 28, 29, 30,
       31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41
       and 42 of the Bylaws

E.8    Receive the Board of Directors report, to renew           Mgmt          No vote
       the delegation previously given in Resolution
       12 adopted by the shareholders' meeting of
       03 JUN 2005 following the reading of the Board
       of Directors report, to renew the delegation
       previously given in Resolution 12 adopted by
       the shareholders' meeting of 23 MAY 2006 following
       the reading of the Board of Directors report,
       to renew the delegation previously given in
       Resolution 13 adopted by the shareholders'
       meeting of 23 MAY 2006 following the reading
       of the Board of Directors report, to renew
       the delegation previously given in Resolution
       7 adopted by the shareholders' meeting of 23
       MAY 2007 following the reading of the Board
       of Directors report, to renew the de legation
       previously given in Resolution 8 adopted by
       the shareholders' meeting of 23 MAY 2007 following
       the reading of the Board of Directors report,
       to renew the delegation previously given in
       Resolution 9 adopted by the shareholders' meeting
       of 23 MAY 2007 following the reading of the
       Board of Directors report, to renew the delegation
       previously given in Resolution 16 adopted by
       the shareholders' meeting of 12 JUN 2008 following
       the reading of the Board of Directors report,
       to renew the delegation previously given in
       Resolution 17 adopted by the shareholders'
       meeting of 12 JUN 2008

O.9    Appoint Mr. Rene Abate as a Director for a 3              Mgmt          No vote
       year period

O.10   Appoint Mr. Behda Alizadeh as a Director for              Mgmt          No vote
       a 3 year period

O.11   Appoint Mr. Nicolas Bazire as a Director for              Mgmt          No vote
       a 3 year period

O.12   Appoint Mr. Jean Paul Bechat as a Director for            Mgmt          No vote
       a 3 year period

O.13   Appoint Mr. Thierry Breton as a Director for              Mgmt          No vote
       a 3 year period

O.14   Appoint Mr. Dominique Megret as a Director for            Mgmt          No vote
       a 3 year period

O.15   Appoint Mr. Bertrand Meunier as a Director for            Mgmt          No vote
       a 3 year period

O.16   Appoint Mr. Michel Paris for as a Director for            Mgmt          No vote
       a 3 year period

O.17   Appoint Mr. Vernon Sankey as a Director for               Mgmt          No vote
       a 3 year period

O.18   Appoint Mr. Jean Philippe Thierry for a 3 year            Mgmt          No vote
       period

O.19   Appoint Mr. Pasquale Pistorio for a 3 year period         Mgmt          No vote

O.20   Approve the Resolutions 6 and 7, to award total           Mgmt          No vote
       annual fees of EUR 500,000.00 to the Board
       of Directors

O.21   Approve the Resolutions 6 and 7, to renew the             Mgmt          No vote
       delegation previously given in Resolution 7
       adopted by the shareholders' meeting of 12
       JUN 2008

O.22   Elect a Director by the employees of the Company          Mgmt          No vote
       and of its subsidiary to amend the Article
       16 of the Bylaws

O.23   Grant authority to the bearer of an original,             Mgmt          No vote
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 ATOS ORIGIN, PARIS-LA DEFENSE                                                               Agenda Number:  701921985
--------------------------------------------------------------------------------------------------------------------------
        Security:  F06116101
    Meeting Type:  MIX
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  FR0000051732
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Management report of the Board of Directors               Non-Voting    No vote

       Report of the Board of Directors on the resolutions       Non-Voting    No vote
       presented at the Annual General Assembly

       Report of the Statutory Auditors on the annual            Non-Voting    No vote
       accounts and the consolidated accounts for
       the FYE 31 DEC 2008

       Report of the Supervisory Board's Chairman                Non-Voting    No vote

       Report of the Statutory Auditors report on the            Non-Voting    No vote
       report of the Supervisory Board's Chairman

       Report of the Board of Directors on the resolutions       Non-Voting    No vote
       submitted to the Extraordinary General Assembly

       Special report of the Statutory Auditors                  Non-Voting    No vote

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE 31 DEC 2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       31 DEC 2008

O.3    Approve the distribution of profits                       Mgmt          For                            For

O.4    Approve the regulated agreements referred to              Mgmt          For                            For
       in the Articles L.225-38 and L.225-86 of the
       Commercial Code

O.5    Approve the benefits due at a rate of the end             Mgmt          For                            For
       of duties of a Board Member

O.6    Authorize the Board of Directors to purchase,             Mgmt          For                            For
       hold or transfer Company's shares

O.7    Elect the Board Member representing employee              Mgmt          For                            For
       shareholders in accordance with the regulated
       agreements referred to in Article L.225-23
       of the Commercial Code; appoint Madame Jean
       Fleming

O.8    Elect the Board Member representing employee              Mgmt          For                            For
       shareholders in accordance with the regulated
       agreements referred to in Article L.225-23
       of the Commercial Code; appoint Mr. Benoit
       Orfila

O.9    Elect the Board Member representing employee              Mgmt          For                            For
       shareholders in accordance with the regulated
       agreements referred to in Article L.225-23
       of the Commercial Code; appoint Mr. Daniel
       Coulon

O.10   Elect the Board Member representing employee              Mgmt          For                            For
       shareholders in accordance with the regulated
       agreements referred to in Article L.225-23
       of the Commercial Code; appoint Mr. Raymonde
       Tournois

E.11   Authorize the Board of Directors to proceed               Mgmt          Against                        Against
       with the issue of shares or other equity securities
       of the Company or securities giving access
       to the Company's capital or any of its subsidiaries,
       with maintenance of preferential subscription
       rights of shareholders

E.12   Authorize the Board of Directors to issue common          Mgmt          Against                        Against
       shares of the Company and securities giving
       access to common shares of the Company or any
       of its Subsidiaries, with cancellation of preferential
       subscription rights of shareholders

E.13   Authorize the Board of Directors in the event             Mgmt          For                            For
       of capital increase with or without cancellation
       of preferential subscription rights of shareholders,
       to increase the number of shares to be issued

E.14   Authorize the Board of Directors to issue common          Mgmt          Against                        Against
       shares and securities giving access to common
       shares, in case of a public offer exchange
       initiated by the Company on the securities
       of a third party Company

E.15   Authorize the Board of Directors to issue common          Mgmt          Against                        Against
       shares and securities giving access to common
       shares in order to remunerate contributions
       in kind made to the Company and consist of
       equity securities or securities giving access
       to capital

E.16   Approve to limit the global authorizations                Mgmt          For                            For

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the Company's capital by incorporation of reserves,
       profits or bonuses

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the Company's capital with cancellation of
       preferential subscription rights for the benefit
       of employees of the Company and its affiliates

E.19   Authorize the Board of Directors to grant options         Mgmt          For                            For
       to subscribe or purchase Company's shares

E.20   Powers                                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIA & NEW ZEALAND BANKING GROUP LTD, MELBOURNE VIC                                    Agenda Number:  701770819
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q09504137
    Meeting Type:  AGM
    Meeting Date:  18-Dec-2008
          Ticker:
            ISIN:  AU000000ANZ3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 519240 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the annual report, financial report               Non-Voting    No vote
       and the reports of the Directors and the Auditor
       for the YE 30 SEP 2008

2.     Approve, purposes of ASX Listing Rules 7.1 and            Mgmt          No vote
       7.4, the issue or intended issue of the securities
       by the Company, as specified

3.     Adopt the remuneration report for the YE 30               Mgmt          No vote
       SEP 2008

4.     Grant 700,000 options to Mr. Michael Smith,               Mgmt          No vote
       the Managing Director and the Chief Executive
       Officer of the Company, on the terms as specified

5.     Approve to increase the maximum annual aggregate          Mgmt          No vote
       amount of the remuneration [within the meaning
       of the Company's Constitution] that Non-Executive
       Directors are entitled to be paid for their
       services as Directors out of the funds of the
       Company under rule 10.2(a) of the Constitution
       by AUD 500,000 and fixed at AUD 3,500,000

       PLEASE NOTE THAT ALTHOUGH THERE ARE 04 CANDIDATES         Non-Voting    No vote
       TO BE ELECTED AS DIRECTORS, THERE ARE ONLY
       03 VACANCIES AVAILABLE TO BE FILLED AT THE
       MEETING. THE STANDING INSTRUCTIONS FOR THIS
       MEETING WILL BE DISABLED AND, IF YOU CHOOSE,
       YOU ARE REQUIRED TO VOTE FOR ONLY 03 OF THE
       04 DIRECTORS. THANK YOU.

6.a    Elect Mr. R.J. Reeves as a Director                       Shr           No vote

6.b    Elect Mr. P.A.F. Hay as a Director, who retires           Mgmt          No vote
       in accordance with the Company's Constitution

6.c    Re-elect Mr. C.B. Goode as a Director, who retires        Mgmt          No vote
       in accordance with the Company's Constitution

6.d    Elect Ms. A.M. Watkins as a Director, who retires         Mgmt          No vote
       in accordance with the Company's Constitution

       Please note in reference to the ANZ Notice of             Non-Voting    No vote
       Meeting (Resolution number 2 - Approval of
       Securities Issue), any vote election on Item
       2, is confirmation that the beneficial shareholder
       has not or will not participate in the relevant
       issue of equity, to gain waiver from ASX Listing
       Rule 14.11.1




--------------------------------------------------------------------------------------------------------------------------
 AUTOGRILL SPA, ROZZANO                                                                      Agenda Number:  701855148
--------------------------------------------------------------------------------------------------------------------------
        Security:  T8347V105
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  IT0001137345
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APRIL 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the balance sheet as of 31 DEC 2008               Mgmt          No Action
       and management report, related resolutions,
       consolidated balance sheet as of 31 DEC 2008

2.     Appoint the Board of Auditor's, Chairman, regular         Mgmt          No Action
       Auditor's and Alternate Auditor's and approve
       to determine of their emoluments

3.     Receive the report of the Board of Director's             Mgmt          No Action
       related to the proposal of authorize the Board
       of Director's under Article 2357 and specefied
       of the civil code and Article 132 of Law Decree
       NR.58 1998 for the purchase and the disposal
       for a MAX of NR 12.720.000 own shares and authorize
       the Board of Director's related and consequential
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 AVIVA PLC, LONDON                                                                           Agenda Number:  701869654
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0683Q109
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  GB0002162385
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and the accounts                Mgmt          For                            For

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Elect Mr. Mark Hodges                                     Mgmt          For                            For

4.     Elect Ms. Euleen Goh                                      Mgmt          For                            For

5.     Re-elect Ms. Mary Francis                                 Mgmt          For                            For

6.     Re-elect Ms. Carole Piwnica                               Mgmt          For                            For

7.     Re-elect Mr. Russell Walls                                Mgmt          For                            For

8.     Re-elect Mr. Richard Karl Goeltz                          Mgmt          For                            For

9.     Re-appoint Ernst and Young LLP                            Mgmt          Against                        Against

10.    Authorize the Directors to determine the Auditors         Mgmt          Against                        Against
       remuneration

11.    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company

12.    Authorize the Directors to allot relevant securities      Mgmt          For                            For
       subject to the restrictions set out in the
       resolution

S.13   Approve the renewal of the authority to make              Mgmt          For                            For
       non pre emptive share allotments

14.    Approve the Directors' remuneration report                Mgmt          For                            For

S.15   Approve to call the general meetings other than           Mgmt          Against                        Against
       AGM on not less than 14 clear days notice

16.    Authorize the Company and any subsidiary Company          Mgmt          For                            For
       in the group to make political donations

17.    Authorize the Company to introduce a Scrip Dividend       Mgmt          For                            For
       Scheme

S.18   Grant authority for the purchase of the Company's         Mgmt          For                            For
       ordinary shares up to a specified amount

S.19   Grant authority for the purchase of the Company's         Mgmt          For                            For
       8.34% preference shares up to a specified amount

S.20   Grant authority for the purchase of the Company's         Mgmt          For                            For
       8.38% preference shares up to a specified amount




--------------------------------------------------------------------------------------------------------------------------
 AXA ASIA PACIFIC HOLDINGS LTD                                                               Agenda Number:  701879263
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q12354108
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  AU000000AXA5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider the financial report, Director's              Non-Voting    No vote
       report and the Auditor's report for the YE
       31 DEC 2008

2.A    Re-elect Mr. Paul Cooper as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with AXA
       APH's Constitution

2.B    Re-elect Mr. Patrica Akopiantz as a Director,             Mgmt          For                            For
       who retires by rotation in accordance with
       AXA APH's Constitution

2.C    Elect Mr. Anthony Froggatt as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with AXA
       APH's Constitution

2.D    Elect Mr. Peter Sullivan as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with AXA
       APH's Constitution

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2008

       PLEASE NOTE THAT AXA APH WILL DISGARD ANY VOTE            Non-Voting    No vote
       CAST ON THIS RESOLUTION BY MR. ANDREW PENN
       OR ANY OF HIS ASSOCIATES. THANK YOU.

4.     Approve the grant to Mr. Andrew Penn [Group               Mgmt          For                            For
       Chief Executive] of up to 1,350,000 allocation
       rights such participation to be in accordance
       with the terms of the AXA APH Executive Performance
       Plan [Executive Performance Plan]

       PLEASE NOTE THAT AXA APH WILL DISGARD ANY VOTE            Non-Voting    No vote
       CAST ON THIS RESOLUTION BY ANY OF THE DIRECTORS
       AND THEIR ASSOCIATES. THANK YOU.

5.     Approve, for the purposes of Article 12.13 of             Mgmt          For                            For
       the Constitution of AXA APH and Listing Rule
       10.17, the maximum aggregate amount that may
       be paid to Non-Executive Directors as remuneration
       for their services in any FY to increase by
       USD 600,000 to 2,200,000

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT ANY INDIVIDUAL OR RELATED PARTY          Non-Voting    No vote
       TO ANY SPECIFIC VOTE EXCLUSION WHICH HAS OBTAINED
       BENEFIT OR DOES EXPECT TO OBTAIN FUTURE BENEFIT
       SHOULD NOT VOTE [OR VOTE 'ABSTAIN'] FOR THE
       RELEVANT PROPOSAL ITEMS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AXA SA, PARIS                                                                               Agenda Number:  701870710
--------------------------------------------------------------------------------------------------------------------------
        Security:  F06106102
    Meeting Type:  MIX
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  FR0000120628
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 504193 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve to accept the consolidated financial              Mgmt          For                            For
       statements and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 0.40 per share

O.4    Approve the Auditors' special report regarding            Mgmt          For                            For
       related-party transactions

O.5    Re-elect Mr. Jacques de Chateauvieux as the               Mgmt          For                            For
       Supervisory Board Member

O.6    Re-elect Mr. Anthony Hamilton as a Supervisory            Mgmt          For                            For
       Board Member

O.7    Re-elect Mr. Michel Pebereau as a Supervisory             Mgmt          Against                        Against
       Board Member

O.8    Re-elect Mr. Dominique Reiniche as a Supervisory          Mgmt          For                            For
       Board Member

O.9    Elect Mr. Ramon de Oliveira as a Supervisory              Mgmt          For                            For
       Board Member

O.10   Grant authority to the repurchase of up to 10             Mgmt          For                            For
       % of issued share capital

E.11   Grant authority to the capitalization of reserves         Mgmt          For                            For
       of up to EUR 1 billion for bonus issue or increase
       in par value

E.12   Grant authority to the issuance of equity or              Mgmt          For                            For
       equity-linked securities with preemptive rights
       up to aggregate nominal amount of EUR 2 billion

E.13   Grant authority to the issuance of equity or              Mgmt          For                            For
       equity- linked securities without preemptive
       rights up to aggregate nominal amount of EUR
       1 billion

E.14   Authorize the Board to set issue price for 10             Mgmt          For                            For
       % of issued capital pursuant to issue authority
       without preemptive rights

E.15   Authorize the Board to increase capital in the            Mgmt          For                            For
       event of additional demand related to delegation
       submitted to shareholder vote items 12 to 14
       and 16 to 18

E.16   Grant authority to the capital increase of up             Mgmt          Against                        Against
       to EUR 1 billion for future exchange offers

E.17   Grant authority to the capital increase of up             Mgmt          Against                        Against
       to 10 % of issued capital for future acquisitions

E.18   Grant authority to the issuance of equity upon            Mgmt          Against                        Against
       conversion of a subsidiary's equity-linked
       securities for up to EUR 1 billion

E.19   Approve the issuance of securities convertible            Mgmt          For                            For
       into debt

E.20   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.21   Approve the Stock Purchase Plan reserved for              Mgmt          For                            For
       employees of international subsidiaries

E.22   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.23   Grant authority to the issuance of preferred              Mgmt          For                            For
       stock in favor of Axa Assurances IARD Mutuelle
       and Axa Assurances Vie Mutuelle for up to aggregate
       nominal amount of EUR 1 billion

E.24   Grant authority to the issuance of preferred              Mgmt          For                            For
       stock with preemptive rights for up to aggregate
       nominal amount of EUR 1 billion

E.25   Grant authority to the issuance of preferred              Mgmt          For                            For
       stock without preemptive rights for up to aggregate
       nominal amount of EUR 1 billion

E.26   Adopt the new Articles of Association, pursuant           Mgmt          For                            For
       to items 23 through 25

E.27   Grant authority to the filing of required documents/other Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 AXEL SPRINGER AG, BERLIN                                                                    Agenda Number:  701851099
--------------------------------------------------------------------------------------------------------------------------
        Security:  D76169115
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  DE0005501357
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and group annual report as well
       as the report by the Board of Managing Directors
       pursuant to Sections 289[4 ] and 315[4] of
       the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 145,112,000 as follows: Payment
       of a dividend of EUR 4.40 per no-par share
       EUR 14,508,300.40 shall be allocate d to the
       other revenue reserves Ex-dividend and payable
       date: 24 APR 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.a    Resolution on the discharge of the Supervisory            Mgmt          For                            For
       Board for fiscal year 2008: all of the current
       business year 2008, except members of the Supervisory
       Board Dr. hc Friede Springer

4.b    Resolution on the discharge of the Supervisory            Mgmt          For                            For
       Board for fiscal year 2008: Dr. H.C. Friede
       Springer

5.     Appointment of Auditors for the 2009 FY and               Mgmt          Against                        Against
       the abbreviation 2009 FY: Ernst and Young AG,
       Stutt Gart

6.     Authorization to acquire own shares the Board             Mgmt          For                            For
       of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to acquire own shares of up to 10 % of the
       Companys share capital through the stock exchange
       at prices not deviating more than 10% from
       the market price of the shares or by way of
       a public repurchase offer to all shareholders
       at prices not deviating more than 20% from
       the market price of the shares, on or before
       22 OCT 2010.  The Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than through the stock exchange
       or by way of a public offer to all shareholders
       in connection with mergers and acquisitions,
       to third parties for up to 10% of the Companys
       share capital against payment in cash if the
       market price of the shares is not materially
       be low the market price of the shares and to
       employees of the company and  its affiliates.
       The Board of Managing Directors shall also
       be authorized to retire t he shares. The existing
       authorization to acquire own shares adopted
       by the shareholders. Meeting on 24 APR 2008
       shall be revoked when the  new authorization
       comes into effect

7.     Resolution on the special authorization to acquire        Mgmt          For                            For
       own shares pursuant to Section 71[1]8 of the
       Stock Corporation Act The Board of Managing
       Directors shall be authorize d to acquire up
       to 560,700 shares o f the company on the basis
       of the option contract between the company
       and H+F Rose Partners, L.P. and H+F  International
       Rose Partners, L.P. insofar as company shares
       have been allocated to members of the Board
       of Managing Directors, on or before 22 OCT
       2010. Shareholders subscription rights shall
       be excluded

8.1.   Elections to the Supervisory Board: Mr. Gerhard           Mgmt          Against                        Against
       Cromme

8.2.   Elections to the Supervisory Board: Mr. Oliver            Mgmt          For                            For
       Heine

8.3.   Elections to the Supervisory Board: Mr. Klaus             Mgmt          For                            For
       Krone

8.4.   Elections to the Supervisory Board: Mr. Wolf              Mgmt          For                            For
       Lepenies

8.5.   Elections to the Supervisory Board: Mr. Michael           Mgmt          For                            For
       Lewis

8.6.   Elections to the Supervisory Board: Mr. Michael           Mgmt          For                            For
       Otto

8.7.   Elections to the Supervisory Board: Mr. Brian             Mgmt          For                            For
       Powers

8.8.   Elections to the Supervisory Board: Mr.  Friede           Mgmt          For                            For
       Springer

8.9.   Elections to the Supervisory Board: Mr. Giuseppe          Mgmt          Against                        Against
       Vita

9.     Amendments to the Articles of Association Section         Mgmt          For                            For
       19[3], in respect of shareholders issuing proxy-voting
       instructions via telefax or any other mean
       s to be determined by the company Section 22[1]
       shall be replaced by a New Article 1, regarding
       the Board of Managing Directors being authorized
       to permit the Auditor and image transmission
       of general meetings The Board of Managing Directors
       shall immediately enter the above amendments
       into the  commercial register if and when the
       respective provisions of the Law on the Implementation
       of the Shareholder Rights Directive [ARUG]
       come into effect

10.    Approval of the control and pro fit transfer              Mgmt          For                            For
       agreement between the company and its wholly-owned
       affiliate Einundfuenfzigste Media Vermoeg ensverwaltungsgesellschaft
       MBH

11.    Approval of the control and pro fit transfer              Mgmt          For                            For
       agreement between the company and its wholly-owned
       affiliate Zweiundfuenfzigste Media Vermoe gensverwaltungsgesellschaft
       MBH

12.    Approval of the control and pro fit transfer              Mgmt          For                            For
       agreement between the company and its wholly-owned
       affiliate Dreiundfuenfzigste Media Vermoe gensverwaltungsgesellschaft
       MBH

13.    Approval of the control and pro fit transfer              Mgmt          For                            For
       agreement between the company and its wholly-owned
       affiliate Vierundfuenfzigste Media Vermoe gensverwaltungsgesellschaft
       MBH

14.    Approval of the control and pro fit transfer              Mgmt          For                            For
       agreement between the company and its wholly-owned
       affiliate Fuenfundfuenfzigste Media Vermo egensverwaltungsgesellschaft
       MBH

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 BABCOCK & BROWN WIND PARTNERS GROUP                                                         Agenda Number:  701868145
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1243D132
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  AU000000BBW3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BELOW RESOLUTION IS FOR THE              Non-Voting    No vote
       COMPANY ONLY. THANK YOU.

S.1    Approve, that the Company change its name to              Mgmt          For                            For
       Infigen Energy Limited, and that the Company's
       Constitutions be amended accordingly: [a] conditional
       upon Resolution 2 being passed, the change
       of name of the Foreign Company to Infigen Energy
       [Bermuda] Limited; [b] conditional upon the
       shareholder of the Responsible Entity passing
       a resolution to change the name the Responsible
       Entity to Infigen Energy RE Limited; and [c]
       conditionally upon the Responsible Entity passing
       a resolution to change the name of the Trust

       PLEASE NOTE THAT BELOW RESOLUTION IS FOR THE              Non-Voting    No vote
       FOREIGN COMPANY. THANK YOU.

S.2    Approve, subject to Resolution 1 being passed,            Mgmt          For                            For
       the Foreign Company change its name to Infigen
       Energy [Bermuda] Limited and that the Foreign
       Company's Bye-Laws be amended accordingly:
       the Foreign Company's Bye-Laws be further amended
       to record [wherever occurring]; [a] conditional
       upon Resolution 1 being passed, the change
       of the name of the Company to Infigen Energy
       Limited; [b] conditional upon shareholder of
       the Responsible Entity passing a resolution
       to change the name of the responsible Entity,
       the change of name of the Responsible Entity
       to Infigen Energy RE Limited; and [c] conditional
       upon the Responsible Entity passing a resolution
       to change the name of the Trust, the change
       of name of the Trust to Infigen Energy Trust

       PLEASE NOTE THAT BELOW RESOLUTIONS IS FOR THE             Non-Voting    No vote
       COMPANY, FOREIGN COMPANY AND FOR THE UNITHOLDERS
       OF THE TRUST. THANK YOU.

3.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of the Australian
       Securities Exchange for: [a] the establishment
       of a plan, to be called the Employee Deferred
       Security Plan [Deferred Security Plan] as specified,
       for the provision of stapled securities to
       employees that the Board of the Company determines
       to be eligible to participate in the Deferred
       Security Plan [Participants]; [b] the issuer
       or transfer of stapled securities to participants
       under the Deferred Security Plan; and [c] the
       provision of benefits to those Participants
       under the Deferred Security Plan, in accordance
       with the Deferred Security Plan Rules, as specified

4.     Approve, for all purposes under the Corporation           Mgmt          For                            For
       Act and the Listing Rules of the Australian
       Securities Exchange for: [a] the establishment
       of a plan, to be called the performance rights
       and Options Plan [PR &O] as specified, for
       the provision incentives to senior executives
       that the Board of the Company determines to
       be eligible to participate in the PR&O Plan
       [Participants]; [b] the grant of performance
       rights and options, and the subsequent issue
       or transfer of stapled securities to participants
       under the PR&O Plan and; [c] the provision
       of benefits to those Participants under the
       PR&O Plan, in accordance with the PR&O Plan
       Rules, as specified

5.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of the Australian
       Securities Exchange for: [a] participation
       in the performance rights and Options Plan
       [PR& O] as to a maximum of 1,112,925 performance
       rights and 5,053,908 options by Mr. Miles George,
       Managing Director of BBW; [b] acquisition accordingly
       by Mr. Miles George of performance rights and
       options up to the stated maximum and, in consequence
       of the vesting and exercise [in the case of
       the options] of those performance rights and
       options, acquisition of stapled securities;
       and [c] the provision of benefits to Mr. Miles
       George under the PR&O Plan, in accordance with
       the PR&O Plan and on the basis as specified

       PLEASE NOTE THAT BELOW RESOLUTION IS FOR THE              Non-Voting    No vote
       COMPANY ONLY. THANK YOU.

S.6    Approve, conditional upon the Resolution 1 being          Mgmt          For                            For
       passed, the Constitution of Babcock & Brown
       Wind Partners Limited is amended in the manner
       as specified

       PLEASE NOTE THAT BELOW RESOLUTION IS FOR THE              Non-Voting    No vote
       FOREIGN COMPANY. THANK YOU.

S.7    Approve, conditional upon the Resolution 2 being          Mgmt          For                            For
       passed, the Bye-Laws of Babcock & Brown Wind
       Partners [Bermuda] Limited are amended in the
       manner as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT ANY INDIVIDUAL OR RELATED PARTY          Non-Voting    No vote
       TO ANY SPECIFIC VOTE EXCLUSION WHICH HAS OBTAINED
       BENEFIT OR DOES EXPECT TO OBTAIN FUTURE BENEFIT
       SHOULD NOT VOTE [OR VOTE 'ABSTAIN'] FOR THE
       RELEVANT PROPOSAL ITEMS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BAE SYS PLC                                                                                 Agenda Number:  701875695
--------------------------------------------------------------------------------------------------------------------------
        Security:  G06940103
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  GB0002634946
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to receipt the report and the accounts            Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          Against                        Against

3.     Approve the payment of the final dividend                 Mgmt          For                            For

4.     Re-elect Mr. Philip Carroll as a Director                 Mgmt          For                            For

5.     Re-elect Mr. Ian King as a Director                       Mgmt          For                            For

6.     Re-elect Mr. Roberto Quarta as a Director                 Mgmt          For                            For

7.     Re-elect Mr. George Rose as a Director                    Mgmt          For                            For

8.     Elect Mr. Carl Symon as a Director                        Mgmt          For                            For

9.     Re-appoint KPMG Audt plc as the Auditor of the            Mgmt          For                            For
       Company

10.    Authorize the Audit committee to fix remuneration         Mgmt          For                            For
       of Auditors

11.    Authorize the Company and its Subsidiaries to             Mgmt          For                            For
       make EU political donations to political parties
       and/ or Independent Election Candidates, to
       Political Organizations other than Political
       Parties and to Incur EU Political  expenditure
       up to GBP 100,000

12.    Approve to increase the authorized share capital          Mgmt          For                            For
       from GBP 188,750,001  to GBP 218,750,001

13.    Grant authority to issue of equity or equity-linked       Mgmt          Against                        Against
       Securities with pre-emptive rights Under a
       general  authority up to aggregate nominal
       Amount of GBP 29,396,313 and an Additional
       Amount Pursuant to rights issue of up to GBP
       29,396,313

s.14   Approve, subject to the Passing of Resolution             Mgmt          For                            For
       13, grant authority to Issue of equity or equity-linked
       securities  without Pre-emptive Rights up to
       aggregate nominal amount of GBP 4,409,888

s.15   Grant authority of 352,791,045 ordinary shares            Mgmt          For                            For
       for Market Purchase

s.16   Amend the Articles of Association by Deleting             Mgmt          For                            For
       all the Provisions of the Company's Memorandum
       of Association which, by virtue of Section
       28 of the Companies Act of 2006, are to be
       treated as provisions of the Company's Articles
       of Association

s.17   Approve the general meeting other than an AGM             Mgmt          Against                        Against
       may be called on not less than 14 clear days
       notice

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AMOUNTS. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BALFOUR BEATTY PLC                                                                          Agenda Number:  701896485
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3224V108
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  GB0000961622
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Directors' report and accounts for              Mgmt          For                            For
       the YE 31 DEC 2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For
       of the Company

4.     Re-elect Mr. S. Marshall as a Director                    Mgmt          For                            For

5.     Re-elect Mr. I. P. Tyler as a Director                    Mgmt          For                            For

6.     Re-elect Mr. P. J. L. Zinkin as a Director                Mgmt          For                            For

7.     Re-elect Mr. G. E. H. Krossa as a Director                Mgmt          For                            For

8.     Re-elect Mr. A. J. McNaughton as a Director               Mgmt          For                            For

9.     Re-elect Mr. G. C. Roberts as a Director                  Mgmt          For                            For

10.    Re-appoint Deloitte LLP as the Auditors                   Mgmt          For                            For

11.    Authorize the Directors to allot unissued shares          Mgmt          Against                        Against

S.12   Authorize the Directors to allot shares for               Mgmt          For                            For
       cash

S.13   Approve to renew the authority for Balfour Beatty         Mgmt          For                            For
       to purchase its own ordinary and preference
       shares

14.    Authorize the Company to incur political expenditure      Mgmt          For                            For

S.15   Authorize the Company to hold general meetings,           Mgmt          Against                        Against
       other than an AGM, on 14 days notice

16.    Authorize an increase in the aggregate level              Mgmt          For                            For
       of ordinary remuneration that can be paid to
       the Non-Executive Directors




--------------------------------------------------------------------------------------------------------------------------
 BANCA CARIGE SPA CASSA DI RISPARMIO DI GENOVA E IMPERIA, GENOVA                             Agenda Number:  701872396
--------------------------------------------------------------------------------------------------------------------------
        Security:  T0881N128
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  IT0003211601
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

E.1    Approve, Organization and Administration of               Mgmt          No Action
       Carige SPA, amendment of Article 1, 5, 10,
       11, 13, 14, 18, 20, 21, 22, 23, 24, 25 and
       26 of the Corporate By Laws

A.1    Approve the regulations concerning Banca Carige           Mgmt          No Action
       meetings, related resolutions

A.2    Approve the balance sheet as of 31 DEC 2008,              Mgmt          No Action
       the Board of Directors report on the Management,
       the Board of Auditors report, related resolutions

A.3    Approve the communication of consolidated balance         Mgmt          No Action
       sheet as of 31 DEC 2008 of Banca Carige holding

A.4    Approve the document related to the emoluments            Mgmt          No Action
       policies

A.5    Appoint the new Board of Directors, subject               Mgmt          No Action
       to prior determination of its Members number,
       in compliance with Article 2364 of the Italian
       Civil Code and with Article 18 of the Corporate
       By Laws

A.6    Approve the other resolution in compliance with           Mgmt          No Action
       Article 2390 (ban of competition) of the Italian
       Civil Code

A.7    Approve the determination of the Directors emoluments     Mgmt          No Action

A.8    Approve the resolutions in compliance with Article        Mgmt          No Action
       2357 [purchase of own shares] and following
       of the Italian Civil Code, and of Article 132
       Law decree 24 FEB 1998 N. 58




--------------------------------------------------------------------------------------------------------------------------
 BANCA MONTE DEI PASCHI DI SIENA SPA, SIENA                                                  Agenda Number:  701669218
--------------------------------------------------------------------------------------------------------------------------
        Security:  T1188A116
    Meeting Type:  EGM
    Meeting Date:  28-Aug-2008
          Ticker:
            ISIN:  IT0001334587
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 AUG 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the project of merger by Incorporation            Mgmt          No Action
       of Banca Agricola Mantovana SPA in to Banca
       Monte Dei Paschi Di Siena SPA




--------------------------------------------------------------------------------------------------------------------------
 BANCA MONTE DEI PASCHI DI SIENA SPA, SIENA                                                  Agenda Number:  701743153
--------------------------------------------------------------------------------------------------------------------------
        Security:  T1188A116
    Meeting Type:  MIX
    Meeting Date:  04-Dec-2008
          Ticker:
            ISIN:  IT0001334587
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       05 DEC 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU

A.1    Approve the stock granting for FY 2007                    Mgmt          No Action

A.2    Approve to take upon the bank charges related             Mgmt          No Action
       to the emoluments for the common representative
       of holders of saving shares for 3 business
       years

A.3    Approve the integration to the resolutions of             Mgmt          No Action
       the meeting held on 24 APR 2008 [resolutions
       related to the purchase and sell of own shares
       in compliance with Article 2357 and 2357 terms
       of the Italian civil code]

E.1    Amend the Article 15 of the corporate bylaws              Mgmt          No Action

E.2    Approve the project of merger by incorporation            Mgmt          No Action
       of Banca Antonveneta Spa into Banca Monte Dei
       Paschi Di Siena Spa

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCA MONTE DEI PASCHI DI SIENA SPA, SIENA                                                  Agenda Number:  701804812
--------------------------------------------------------------------------------------------------------------------------
        Security:  T1188A116
    Meeting Type:  EGM
    Meeting Date:  04-Mar-2009
          Ticker:
            ISIN:  IT0001334587
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       05 MAR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the merger through incorporation of               Mgmt          No Action
       Banca Toscana into Banca Monte Paschi Siena




--------------------------------------------------------------------------------------------------------------------------
 BANCA MONTE DEI PASCHI DI SIENA SPA, SIENA                                                  Agenda Number:  701917493
--------------------------------------------------------------------------------------------------------------------------
        Security:  T1188A116
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  IT0001334587
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the balance sheet and consolidated balance        Mgmt          No Action
       sheet as of 31-DEC-08

2.     Approve to state Board of Directors Members               Mgmt          No Action
       number for years 2009-2010-2011

3.     Approve to state Board of Directors Chairman              Mgmt          No Action
       Deputies number for years 2009-2010-2011

4.     Appoint Board of Directors for years 2009-2010-2011       Mgmt          No Action

5.1    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           No Action
       Elect Messrs. Giuseppe Mussari, Ernesto Rabizzi,
       Fabio Borghi, Graziano Costantini, Alfredo
       Monaci, and Andrea Pisaneschi as a Board of
       Director

5.2    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           No Action
       Elect Messrs. Francesco Gaetano Caltagirone,
       Turiddo Campaini, Lorenzo Gorgoni, Carlo Querci,
       Massimiliano Capece Minutolo, and Mario Delfini
       as a Board of Director

5.3    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           No Action
       Elect Messrs. Frederic Marie de Courtois d
       Arcollieres, and Paolo Andrea Rossi as a Board
       of Director

6.     Approve the state Board of Director's Members             Mgmt          No Action
       emolument as per Article 27, n.1 of the Bylaw

7.1    Elect Messrs. Leonardo Pizzichi and Marco Turchi          Shr           No Action
       as Effective Auditor and Mrs. Paola Serpi as
       a Alternate Auditor

7.2    Elect Mr. Tommaso Di Tanno as a Effective Auditor         Shr           No Action
       and Mr.Luigi Liaci as a Alternate Auditor

8.     Approve the state Internal Auditors emolument             Mgmt          No Action
       as per Article. 27, n.1 of the Bylaw

9.     Approve to purchase and sale of Company shares            Mgmt          No Action
       as per Article 2357 and 23547 TER of the Italian
       Civil Code

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 553016 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT MEMBERS OF THE BOARD OF DIRECTORS        Non-Voting    No vote
       AND BOARD OF AUDITORS ARE APPOINTED ON THE
       BASIS OF SLATES PRESENTED BY SHAREHOLDERS WHO,
       ALONE OR JOINTLY, HOLD AT LEASE 1% OF THE CORPORATE
       CAPITAL WITH VOTING RIGHT AT THE AGM, OR A
       DIFFERENT PERCENTAGE AS PER CURRENT REGULATIONS.
       SLATES, ALONG WITH THE REQUIRED DOCUMENTATION,
       MUST BE DEPOSITED AT THE COMPANYS REGISTERED
       OFFICE AT LEAST 15 DAYS PRIOR TO THE FIRST
       CALL OF THE MEETING. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCA MONTE DEI PASCHI DI SIENA SPA, SIENA                                                  Agenda Number:  701971461
--------------------------------------------------------------------------------------------------------------------------
        Security:  T1188A116
    Meeting Type:  EGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  IT0001334587
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve the surveillance dispositions regarding           Mgmt          No Action
       organization and corporate governance of the
       banks, amendments of Articles 13, 15, 17, 23
       and 26 of the bylaws

O.1    Approve the surveillance dispositions regarding           Mgmt          No Action
       organization and corporate governance of the
       banks, approval of remuneration mechanisms
       in favour of the Directors, the employees and
       the collaborators not bound by relations of
       a subordinate job

O.2    Approve the determination of the Chairman of              Mgmt          No Action
       the Board of Directors remuneration, in accordance
       with the  third paragraph of article 27 of
       the bylaws

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No Action
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF ARTICLE NUMBERS. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCA POPOLARE DI MILANO BPM BIPIEMME, MILANO                                               Agenda Number:  701766430
--------------------------------------------------------------------------------------------------------------------------
        Security:  T15120107
    Meeting Type:  EGM
    Meeting Date:  12-Dec-2008
          Ticker:
            ISIN:  IT0000064482
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       13 DEC 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS THAT HAVE BEEN              Non-Voting    No vote
       REGISTERED IN THE COMPANYS BOOKS 90 DAYS PRIOR
       TO THE DATE OF THE FIRST CALL OF THE MEETING
       ARE ELIGIBLE TO ATTEND AND PARTICIPATE IN THE
       MEETING. THANK YOU.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU

E.1    Amend the Articles 31,32,33,36,41,44,45 and               Mgmt          No Action
       introduction of the Article 50 of the Company

O.2    Amend the Articles of the Company concerning              Mgmt          No Action
       the approval of amendments point 1




--------------------------------------------------------------------------------------------------------------------------
 BANCA POPOLARE DI MILANO BPM BIPIEMME, MILANO                                               Agenda Number:  701871166
--------------------------------------------------------------------------------------------------------------------------
        Security:  T15120107
    Meeting Type:  MIX
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  IT0000064482
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 541050 DUE TO ADDITIONAL OF RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       25 APR 2009 AT 09.00 P.M. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Receive the Board of Directors' and Internal              Mgmt          No Action
       Auditors' report on balance sheet for FY 2008,
       examination of balance sheet and related resolutions

2.     Approve to determine the Board of Directors,              Mgmt          No Action
       Executive Committee and Internal Auditors emolument
       as per Article 35 and 40 of  the By-Laws

3.     Appoint the Board of Directors for FY 2009-2011,          Mgmt          No Action
       as per Article 32 and 50 of the By-Laws

4.     Appoint the Internal Auditors for FY 2009-2011,           Mgmt          No Action
       as per Article 40 and 41 of the By-Laws

5.     Appoint the Board of Arbitrators for FY 2009-2011,        Mgmt          No Action
       as per Article 42 of the By-Laws

E.1    Authorize the Board of Directors, as per Article          Mgmt          No Action
       2420-Ter of the Italian Civil Code, for a bonds
       issue with mandatory conversion into BPM'S
       ordinary shares, for a maximum amount of EUR
       700.000.000, even cum warrants, to be offered
       in option to all those eligible resolutions
       related there to, including the further empowerment
       in favour of Board of Directors to increase
       stock capital at the service of the above loan
       and at the service of any possible subscription
       warrants, with the consequent amendment of
       Article 17 of the By-Law




--------------------------------------------------------------------------------------------------------------------------
 BANCO BILBAO VIZCAYA ARGENTARIA SA, BILBAO                                                  Agenda Number:  701834093
--------------------------------------------------------------------------------------------------------------------------
        Security:  E11805103
    Meeting Type:  OGM
    Meeting Date:  12-Mar-2009
          Ticker:
            ISIN:  ES0113211835
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       13 MAR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the forthcoming of the annual accounts            Mgmt          For                            For
       and Management report for Banco Bilbao Vizcaya
       Argentaria S.A. and its consolidated financial
       group, application of earnings, dividend payout,
       and approval of Corporate Management all these
       refer to the year ending 31 DEC 2008

2.1    Adopt the new Article 53.b in the Banco Bilbao            Mgmt          For                            For
       Vizcaya Argentaria S.A. bylaws to expressly
       mention the possibility of paying out dividends
       and the share premium in kind and returning
       contributions in kind

2.2    Approve a payout in kind to shareholders supplementary    Mgmt          For                            For
       to the 2008 dividend by giving shareholders
       treasury stock against the share-premium reserve

3.     Approve the merger plan for Banco Bilbao Vizcaya          Mgmt          For                            For
       Argentaria S.A. [absorbing Company] and Banco
       de Credito Local de Espana S.A.U. and BBVA
       Factoring E.F.C. S.A.U. [absorbed companies]
       and the balance-sheet of Banco Bilbao Vizcaya
       Argentaria S.A. closed on 31 DEC 2008 as merger
       balance sheet, the merger between the companies
       Banco Bilbao Vizcaya Argentaria S.A. [absorbing
       Company] and Banco de Credito Local de Espana
       S.A.U. and BBVA Factoring E.F.C. S.A.U. [absorbed
       companies] in compliance with the provisions
       of said merger plan, the merger will be subject
       to the special tax regime established under
       chapter VIII of title VII of the Company-Tax
       Act [consolidated text]

4.1    Re-elect Mr. Jose Antonio Fernandez Rivero as             Mgmt          For                            For
       a Board Member

4.2    Re-elect Mr. Jose Maldonado Ramos as a Board              Mgmt          For                            For
       Member

4.3    Re-elect Mr. Enrique Medina Fernandez as a Board          Mgmt          For                            For
       Member pursuant to paragraph 2 of Article 34
       of the Corporate Bylaws, determination of the
       number of Directors at whatever number there
       are at this moment in compliance with the resolutions
       adopted under this agenda item which will be
       reported to the AGM for all due effects

5.     Authorize the Board of Directors pursuant to              Mgmt          For                            For
       Article 153.1.b) of the Companies Act to increase
       share capital during 5 years up to a maximum
       amount corresponding to 50% of the Company's
       share capital on the date of the authorization
       on 1 or several occasions to the amount that
       the Board decides by issuing new ordinary or
       preferred shares with or without voting rights
       or shares of any other kind permitted by law
       including redeemable shares envisaging the
       possibility of incomplete subscription pursuant
       to Article 161.1 of the Companies Act and amend
       Article 5 of the Corporate Bylaws, likewise
       confer authority under the terms and conditions
       of Article 159.2 of the Companies Act to exclude
       pre-emptive subscription rights over said share
       issues, this authority will be limited to 20%
       of the Company's share capital

6.     Approve to increase by 50,000,000,000 Euros               Mgmt          For                            For
       the maximum nominal amount against which the
       Board of Directors authorized by the AGM 18
       MAR 2006 under its agenda item three to issue
       debt securities of any class and any kind including
       exchangeable securities not convertible into
       shares

7.     Authorize the Company to acquire Treasury Stock           Mgmt          For                            For
       directly or through Group companies pursuant
       to Article 75 of the Companies Act [consolidated
       text] establishing the limits and requirements
       for these acquisitions with express powers
       to reduce the Company's share capital to redeem
       treasury stock, to implement the resolutions
       passed by the AGM in this respect repealing
       the authorization conferred by the AGM 14 MAR
       2008 insofar as it has not been executed

8.1    Adopt the Liquidation of the 2006-2008 Long-Term          Mgmt          For                            For
       Share-Remuneration Plan

8.2    Approve the application by the Bank and its               Mgmt          For                            For
       subsidiaries of a variable-remuneration scheme
       in BBVA shares for 2009 and 2010 addressed
       to the Members of the Management team including
       Executive Directors and Members of the Management
       Committee comprising the delivery of BBVA shares
       to beneficiaries

9.     Re-elect the account auditors for Banco Bilbao            Mgmt          For                            For
       Vizcaya Argentaria S.A. and its consolidated
       financial group for 2009

10.    Authorize the Board of Directors which may in             Mgmt          For                            For
       turn delegate said authority to formalize correct
       interpret and implement the resolutions adopted
       by the AGM




--------------------------------------------------------------------------------------------------------------------------
 BANCO BPI SA, PORTO                                                                         Agenda Number:  701852750
--------------------------------------------------------------------------------------------------------------------------
        Security:  X03168410
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  PTBPI0AM0004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to resolve Banco BPI @ individual and             Mgmt          No Action
       consolidated annual report and accounts for
       the FY 2008

2.     Approve to resolve on the proposed appropriation          Mgmt          No Action
       of net income for 2008

3.     Approve the Banco BPI @ Management and Supervision        Mgmt          No Action

4.     Approve to analyze the functioning of the Bank            Mgmt          No Action
       Corporate Governance structure taking into
       account group BPI Corporate Governance report
       2008

5.     Approve to learn a statement issued by the remuneration   Mgmt          No Action
       committee on the Remuneration Policy, as well
       as on the features of the Retirement Benefits
       Schemes, the members of the Managerial or Supervisory
       bodies and of a statement from the Board Of
       Directors on the Remuneration Policy, as well
       as on the features of the Retirement Benefits
       Scheme, of the remaining Directors of Banco
       BPI

6.     Approve to resolve the increase in number of              Mgmt          No Action
       Members of the Board of Directors

7.     Approve the election that may be deemed fit,              Mgmt          No Action
       in accordance with number of Members of the
       Board of Directors resolved under the terms
       of the preceding paragraph

8.     Elect 2 alternate Members of the Supervisory              Mgmt          No Action
       Board

9.     Amend the Article 124 of the Company's Article            Mgmt          No Action
       of Association

10.    Approve to resolve on the acquisition and disposal        Mgmt          No Action
       of own shares

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No Action

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF ACTUAL MEETING TYPE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCO COMERCIAL PORTUGUES, SA, PORTO                                                        Agenda Number:  701843737
--------------------------------------------------------------------------------------------------------------------------
        Security:  X03188137
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2009
          Ticker:
            ISIN:  PTBCP0AM0007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 540375 DUE TO ADDITION OF A RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the individual and consolidated annual            Mgmt          No Action
       report, balance sheet and financial statements
       of 2008

2.     Approve the distribution of year-end results              Mgmt          No Action

3.     Approve to carry out a general analysis of the            Mgmt          No Action
       Management and auditing of the Company with
       the latitude foreseen in the Law

4.     Approve to appraise [for consultation purposes            Mgmt          No Action
       only], under Article 13(5) of the Articles
       of Association, the statement of the remunerations
       and Welfare Board and of the Nominations and
       Remunerations Committee [the committee appointed
       by the Supervisory Board in accordance with
       Article 13(1) of the Articles of Association]
       on the Remuneration Policy for the Members
       of Corporate Bodies approved by the latter,
       and a statement on the retirement regulations
       adopted by the Supervisory Board for the 3-year
       period 2009/2011

4.A    Amend the Articles of Association, to suppress            Mgmt          No Action
       the articles regarding the existence, composition,
       powers and functioning of the Senior Board,
       adapting the remaining Articles of The Articles
       of Association in accordance with the referred
       suppression And matching the different mandates
       of the corporate bodies; a) Suppression of
       number 2 of Article 9 of the Articles of Association,
       Amendment of the wording of number 3 and consequent
       renumbering of The referred Article 9; b) amendment
       of paragraph c) of number 7, as well as numbers
       8 and 9 of Article 12 of the Articles of Association;
       c) Suppression of paragraph e) of Article 17
       of the Articles of Association; d) Suppression
       of Chapter vii, which foresees the rules applicable
       to the existence and functioning of the Senior
       Board, by means of entirely Suppressing Articles
       29, 31, 32 and 33 and consequently renumbering
       the remaining Articles and Chapters of the
       Articles of Association; d) Amendment of the
       wording of number 5 of Article 31 [renumbered];
       f) Suppression of Article 35 with the consequent
       renumbering of the remaining Articles of the
       Articles of Association; and g) Insertion of
       a redrafted Article 33 in the Articles of Association

5.     Elect the Supervisory Board for the 3-year period         Mgmt          No Action
       2009/2011 or for the term of office 2009/2010,
       if the proposal made for item 4.A is approved

6.     Elect the Senior Board for the 3-year period              Mgmt          No Action
       2009/2011

7.     Amend the Articles of Association by adding               Mgmt          No Action
       a new number 2 to Article 12 and renumbering
       the subsequent items of Article 12 and adjusting
       the references made in Article 33(5)

8.     Approve to resolve on the elections and exercise          Mgmt          No Action
       the functions of Mr. Vitor Manuel Da Cunha
       Ribeirinho and Ms. Ana Cristina Soares Valente
       Dourado, both partners of KPMG and Associados
       - Sociedade de Revisores Oficiais de Contas,
       S.A, as the Chartered Accountant and Alternate
       Chartered Accountant for the 3-year period
       2008/2010 and on their eventual replacement
       by the above mentioned Company KPMG and Associados
       - Sociedade de revisores Oficiais de Contas,
       S.A., for the remainder of the current 3-year
       period

9.     Approve the purchase and sale of own shares               Mgmt          No Action

10.    Approve the purchase and sale of own bonds                Mgmt          No Action

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           No Action
       approve the alteration of the of the statutes
       with the aim of eliminating the clauses that
       determine the composition, responsibilities
       and functioning of the Senior Board, adapting
       the remaining statutory clauses to conform
       with the above mentioned changes and reconciling
       the changes with the various mandates of the
       Management bodies currently in office




--------------------------------------------------------------------------------------------------------------------------
 BANCO DE SABADELL SA, SABADELL (BARCELONA)                                                  Agenda Number:  701815473
--------------------------------------------------------------------------------------------------------------------------
        Security:  E15819191
    Meeting Type:  OGM
    Meeting Date:  18-Mar-2009
          Ticker:
            ISIN:  ES0113860A34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       19 MAR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Receive and approve if applicable, the individual         Mgmt          For                            For
       annual financial statements of Banco De Sabadell
       S.A. [balance sheet profit and loss statement
       and notes] and of the consolidated financial
       statements of Banco De Sabadell S.A. and its
       subsidiaries [balance sheet profit and loss
       statement of changes in shareholders' equity
       statement of cash flows and notes] for the
       FYE on 31 DEC 2008

2.     Approve Ms. Sol Daurella as an Independant Board          Mgmt          For                            For
       Member

3.     Approve to delegate faculty to the Board Members          Mgmt          For                            For
       to increase the Company's capital

4.     Approve to delegate faculty to the Board Members          Mgmt          For                            For
       to issue Non Convertible Bonds

5.     Authorize the Board of Directors for the derivative       Mgmt          For                            For
       acquisition of the Company's own shares by
       the Company itself

6.     Re-elect PricewaterhouseCoopers as the Auditors           Mgmt          For                            For
       for 1 more year

7.     Approve to delegate faculties to the Board of             Mgmt          For                            For
       Directors to execute the previous approved
       points of the agenda




--------------------------------------------------------------------------------------------------------------------------
 BANCO ESPIRITO SANTO SA, LISBOA                                                             Agenda Number:  701814661
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0346X153
    Meeting Type:  AGM
    Meeting Date:  16-Mar-2009
          Ticker:
            ISIN:  PTBES0AM0007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to sanction the appointment of Mr. Bernard        Mgmt          No Action
       Octave Mary as Member of the Board of Directors
       made by Co-optation on 31 OCT 2008

2.     Approve to resolve the Management report, the             Mgmt          No Action
       Corporate Governance report and the remaining
       documents related to the FY 2008 accounts

3.     Approve to resolve the consolidated Management            Mgmt          No Action
       report, the consolidated accounts and the remaining
       documents related to the FY 2008 consolidated
       accounts

4.     Approve to resolve the allocation of results              Mgmt          No Action

5.     Approve to make a general assessment of BES'              Mgmt          No Action
       Management and Supervision

6.     Approve to resolve the reduction of the share             Mgmt          No Action
       capital from EUR 2,500,000,000.00 to EUR 500,000,000.00
       through the reduction of the nominal value
       of all the shares representative of the share
       capital from EUR 5 to EUR 1 and the corresponding
       constitution of a reserve in the amount of
       EUR 2,000,000,000.00, with the special purpose
       of enabling a share capital increase through
       new cash entries, that will be subject to the
       specific rules regarding the reserves inalienability,
       with the consequent amendment of Article 4
       [share capital] of the Articles of Association;
       the share capital increase is conditional upon
       the realization of the share capital increase
       through cash entries, as well as the subsequent
       share capital through incorporation of reserves;
       the maximum amount of the premium per share,
       to be determined on the date of the general
       meeting does not exceed the amount of EUR 2.00,
       which implies: (i) a maximum subscription price
       per share of EUR 3.00 and, (ii) that the minimum
       amount of the proposed share capital is EUR
       400,000,000

7.     Approve, conditional upon the approval of the             Mgmt          No Action
       Resolution included in item 6 of the agenda,
       a special balance sheet that reflects the accounts
       after the share nominal value reduction and
       consequent constitution of the special reserve

8.     Approve, conditional upon the Resolution included         Mgmt          No Action
       in item 6 of the agenda, to resolve on a cash
       share capital increase from EUR 500,000,000.00
       to up to EUR 1,700,000,000.00, with a premium
       to be resolved upon, and the issue of up to
       1,200,000,000 new book-entry registered shares,
       with the nominal value of EUR 1 each, through
       public subscription and reserve of a preemption
       right for shareholders, with the consequent
       amendment of Article 4 [share capita] of the
       Articles of Association

9.     Approve, conditional upon the Resolutions included        Mgmt          No Action
       in items 6 to 8 of the agenda, to resolve on
       the increase of the nominal value of all the
       shares representative of the share capital
       to an amount to be resolved upon by the general
       shareholders meeting, including the shares
       resulting from the share capital increase foreseen
       in item 8 of the agenda to be made immediately
       after their creation, through a new share capital
       increase to up to EUR 4,500,000,000.00, through
       the incorporation of reserves up to the limit
       of EUR 3,300,000,000.00, which include the
       special reserve created by means of the resolution
       foreseen in item 6 of the agenda in the amount
       of EUR 2,000,000,000.00 and share premium and
       free reserves up to the limit of EUR 1,300,000,000.00,
       with the corresponding amendment of Article
       4 [share capital] of the Articles of Association

10.    Approve to resolve on the partial amendment               Mgmt          No Action
       to the Articles of Association, namely the
       amendment of Article 16 N. 1, of Article 19,
       N. 2, and the addition of N. 3 in Article 19;
       and to further resolve on the amendment of
       Article 4 of the general shareholders meeting
       regulation

11.    Approve to resolve on a proposal for acquisition          Mgmt          No Action
       and sale of own shares, by BES or Companies
       under BES control

12.    Approve to consider the Remuneration Commission           Mgmt          No Action
       and Board of Directors statements on the remuneration
       policy of BES Corporate and Supervision bodies
       and remaining BES Managers, respectively

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF ADDITIONAL INFORMATION FOR RESOLUTION 6.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCO POPOLARE SOCIETA' COOPERATIVA, VERONA, PIAZZA NOGARA 2                                Agenda Number:  701860187
--------------------------------------------------------------------------------------------------------------------------
        Security:  T1872V103
    Meeting Type:  MIX
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  IT0004231566
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       25 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the report of the Board of Directors,             Mgmt          No Action
       Auditors and Audit firm of financial statement
       at 31 DEC 2008 consolidated financial statement
       at 31 DEC 2008 any adjournment thereof

O.2    Approve the determination of amount to allocate           Mgmt          No Action
       for charity

O.3    Grant authority to buy and sell own shares                Mgmt          No Action

O.4    Approve the integration of audit firm emoluments          Mgmt          No Action

O.5    Approve the board of inspection emoluments                Mgmt          No Action

O.6    Appoint 5 Board of Inspection Members                     Mgmt          No Action

E.1.A  Amend the Articles of Corporate By Laws insertion         Mgmt          No Action
       of Articles. 35.3, 39.13 and 40.7, renumbering
       of following Articles of Corporate By Laws
       cancellation of Articles 29.6, 39.7, 56, 57
       and 58 cancellation of the nominating committee
       rule

E.1.B  Any adjournment thereof; power to observe formalities     Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 BANCO POPULAR ESPANOL SA, MADRID                                                            Agenda Number:  701727337
--------------------------------------------------------------------------------------------------------------------------
        Security:  E19550206
    Meeting Type:  EGM
    Meeting Date:  10-Nov-2008
          Ticker:
            ISIN:  ES0113790531
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of the Merger Plan between the Banco             Mgmt          For                            For
       Popular Espanol, S.A., Banco de Castilla, S.A.,
       Banco de Credito Balear, S.A. Banco de Galicia,
       S.A., and Banco de Vasconia, S.A.  Approval
       of the merger balances sheet closed on the
       30th June 2008.  Approval of the merger between
       the Banco Popular Espanol, S.A. and Banco de
       Vasconia, S.A., through the takeover of the
       last four of the first one, termination of
       the four merged companies and the general transfer
       of all their respective assets to the Banco
       Popular Espanol, S.A.  Capital increase to
       meet the share exchange and the corresponding
       alteration to the final article of the merging
       company's Articles of Association, all of which
       complies with the provisions established in
       the Merger Plan.  Inclusion of the merger in
       the tax regime of Chapter VIII of the Title
       VII of the corporate tax law.

2.     Approve the delegation of powers in the Board             Mgmt          For                            For
       of Directors, with the power of substitution,
       for formalising, inturpreting, remedying and
       executing the agreements adopted by the general
       meeting to the full.

       PLEASE NOTE THAT THE FIRST CALL IS ON 09 NOV              Non-Voting    No vote
       2008. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL INFORMATION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCO POPULAR ESPANOL SA, MADRID                                                            Agenda Number:  701975356
--------------------------------------------------------------------------------------------------------------------------
        Security:  E19550206
    Meeting Type:  OGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  ES0113790531
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, Management report            Mgmt          For                            For
       and the Board Management; application of the
       result

2.     Approve the merger with Banco De Andalucia by             Mgmt          For                            For
       absorption over Banco De Andalucia

3.1    Amend the Article 29 of the Company Bylaw about           Mgmt          For                            For
       the dividend distribution and the issue of
       share premium

3.2    Approve the complementary distribution to the             Mgmt          For                            For
       dividend with charge to the premium

4.1    Ratify Mr. Allianz Se as the Board Member                 Mgmt          For                            For

4.2    Ratify the Union Europea De Inversiones as the            Mgmt          For                            For
       Board Member

4.3    Amend the Article 17 of the Company Bylaw for             Mgmt          For                            For
       the reduction of the Board Member from 20 to
       15

5.     Re-elect the Auditors                                     Mgmt          For                            For

6.     Authorize the Board for the acquisition of own            Mgmt          For                            For
       shares

7.     Authorize the Board to increase the share capital         Mgmt          For                            For

8.     Authorize the Board to issue bonds, promissory            Mgmt          For                            For
       notes and other fixed income

9.     Authorize the Board to issue new fixed income             Mgmt          For                            For
       securities and shares

10.    Receive the report about the retribution policy           Mgmt          Against                        Against
       to the Board

11.    Approve the delegation of powers                          Mgmt          For                            For

12.    Receive the report about the modification of              Mgmt          Abstain                        Against
       the Board Bylaws

13.    Receive the report about the Article 116.BIS              Mgmt          Abstain                        Against
       of the Stock Market Law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER SA, SANTANDER                                                               Agenda Number:  701685096
--------------------------------------------------------------------------------------------------------------------------
        Security:  E19790109
    Meeting Type:  EGM
    Meeting Date:  22-Sep-2008
          Ticker:
            ISIN:  ES0113900J37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, to increase the capital in the nominal           Mgmt          For                            For
       amount of EUR 71,688,495 by means of the issuance
       of 143,376,990 new ordinary shares having a
       par value of one-half EUR [0.5] each and an
       issuance premium to be determined by the Board
       of Directors or, by delegation, the Executive
       Committee, in accordance with the provisions
       of Section 159.1.c] in fine of the Companies
       Law [Lay De Sociedades Anonimas] no later than
       on the date of implementation of the resolution,
       for an amount that in all events shall be between
       a minimum of 8 EUR and a maximum of EUR 11.23
       per share; the new shares shall be fully subscribed
       and paid up by means of in kind contributions
       consisting of ordinary shares of the British
       Company Alliance & Leicester plc; total elimination
       of the pre-emptive rights held by the shareholders
       and holders of convertible bonds and express
       provision for the possibility of an incomplete
       subscription, option, under the provisions
       of Chapter VIII of Title VII and the second
       additional provision of the restated text of
       the Corporate Income Tax Law [Ley del Impuesto
       sobre Sociedadees] approved by Royal Legislative
       Decree 4/2004, for the special rules therein
       provided with respect to the capital increase
       by means of the in kind contribution of all
       the ordinary shares of Alliance & Leicester
       plc, and authorize the Board of Directors to
       delegate in turn to the Executive Committee,
       in order to set the terms of the increase as
       to all matters not provided for by the shareholders
       at this general meeting, perform the acts needed
       for the execution thereof, re-draft the text
       of sub-sections 1 and 2 of Article 5 of the
       By-Laws to reflect the new amount of share
       capital, execute whatsoever public or private
       documents are necessary to carry out the increase
       and, with respect to the in kind contribution
       of the shares of Alliance & Leicester plc,
       exercise the option for the special tax rules
       provided for under Chapter VIII of Title VII
       and the second Additional provision of the
       restated text of the Corporate Income Tax Law
       approved by Royal Legislative Decree 4/2004,
       application to the applicable domestic and
       foreign agencies to admit the new shares to
       trading on the Madrid, Barcelona, Bilbao, and
       Valencia stock exchanges through the stock
       exchange interconnection system [Continuous
       Market] and the foreign stock exchanges on
       which the shares of Banco Santander are listed
       [London, Milan, Lisbon, Buenos Aires, Mexico,
       and, through ADRs, New York], in the manner
       required by each of them

2.     Grant authority to deliver 100 shares of the              Mgmt          For                            For
       Bank to each employee of the Alliance & Leicester
       plc Group, as a special bonus within the framework
       of the acquisition of Alliance & Leicester
       plc, once such acquisition has been completed

3.     Authorize the Board of Directors to interpret,            Mgmt          For                            For
       rectify, supplement, execute and further develop
       the resolutions adopted by the shareholders
       at the general meeting, as well as to delegate
       the powers it receives from the shareholders
       acting at the general meeting, and grant powers
       to convert such resolutions into notarial instruments




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER SA, SANTANDER                                                               Agenda Number:  701791192
--------------------------------------------------------------------------------------------------------------------------
        Security:  E19790109
    Meeting Type:  EGM
    Meeting Date:  25-Jan-2009
          Ticker:
            ISIN:  ES0113900J37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 JAN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the capital increase in the nominal               Mgmt          For                            For
       amount of EUR 88,703,857.50 by means of the
       issuance of 177,407,715 new ordinary shares
       having a par value of one-half EUR [0.5] each
       and an issuance premium to be determined by
       the Board of Directors or, by delegation, the
       Executive Committee, in accordance with the
       provisions of Section 159.1.c in fine of the
       Companies Law, no later than on the date of
       implementation of the resolution, for an amount
       that in all events shall be between a minimum
       of EUR 7.56 and a maximum of EUR 8.25 per share,
       the new shares shall be fully subscribed and
       paid up by means of in kind contributions consisting
       of ordinary shares of the Sovereign Bancorp
       Inc., total elimination of the pre-emptive
       rights held by the shareholders and holders
       of convertible bonds and express provision
       for the possibility of an incomplete subscription

2.     Grant authority for the delivery of 100 shares            Mgmt          For                            For
       of the Bank to each employee of the Abbey National
       Plc Group

3.     Authorize the Board of Directors to interpret,            Mgmt          For                            For
       rectify, supplement, execute and further develop
       the resolutions adopted by the shareholders
       at the General Meeting, as well as to delegate
       the powers it receives from the shareholders
       acting at the General Meeting, and grant powers
       to convert such resolutions into notarial instruments

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF.IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER SA, SANTANDER                                                               Agenda Number:  701954237
--------------------------------------------------------------------------------------------------------------------------
        Security:  E19790109
    Meeting Type:  OGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  ES0113900J37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

1.     Approve the annual accounts, the Management               Mgmt          For                            For
       report and the Board Management of Santander
       and consolidated group

2.     Approve the application of the 2008 result                Mgmt          For                            For

3.1    Re-elect Mr. Matias Rodriguez as a Board Member           Mgmt          For                            For

3.2    Re-elect Mr. Manuel Sotoserrano as a Board Member         Mgmt          For                            For

3.3    Re-elect Mr. Guillermo De Ladehesa Romero as              Mgmt          For                            For
       a Board Member

3.4    Re-elect Mr. Abel Matutes Juan as a Board Member          Mgmt          For                            For

4.     Re-elect the Auditors                                     Mgmt          For                            For

5.     Grant authority for the acquisition of own shares         Mgmt          For                            For

6.     Authorize the Board to increase the share capital         Mgmt          For                            For

7.     Authorize the Board to increase the share capital         Mgmt          For                            For
       in the next 3 years 1 or more time sup to a
       maximum of 2,038,901,430.50 Euros

8.     Authorize the Board to increase the share capital         Mgmt          For                            For
       through the issue of new shares with 0, 5 E
       nominal value charged to reserves and without
       premium, delegation of powers to issue these
       shares and to publish this agreement and listing
       of these shares in the corresponding stock
       Exchanges Markets

9.     Authorize the Board to issue bonds, promissory            Mgmt          For                            For
       notes and other fixed income securities excluding
       the preferent subscription right

10.1   Approve the incentive plan to long term for               Mgmt          For                            For
       the Banco Santander Employees

10.2   Approve the Incentive Plan for the Abbey Employees        Mgmt          For                            For

10.3   Grant authority to deliver 100 shares to each             Mgmt          For                            For
       Employee of Sovereign

11.    Approve to delegate the powers to the Board               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANESTO S A                                                                                 Agenda Number:  701803098
--------------------------------------------------------------------------------------------------------------------------
        Security:  E20930124
    Meeting Type:  OGM
    Meeting Date:  25-Feb-2009
          Ticker:
            ISIN:  ES0113440038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 FEB 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve, if applicable, of the individual annual          Mgmt          For                            For
       financial statements of Banco Espanol De Credito,
       S.A., [balance sheet, profit and loss statement
       and notes] and of the consolidated financial
       statements of Banco Espanol De Credito, S.A.,
       and its subsidiaries for the FY 2008

2.     Approve the allocation of results of the FY               Mgmt          For                            For
       2008

3.     Approve, if applicable, the merger project between        Mgmt          For                            For
       Banco Espanol De Credito, S.A., as acquiring
       Company with Banesto S.A.U., Gedinver E Inmuebles
       S.A.U., and Banesto Factoring S.A.U., E.F.C.
       and the balance as of 31 DEC 2008 as the merger
       balance

4.a    Approve to establish the number of Board Members          Mgmt          For                            For
       as 14

4.b    Ratify the appointment of Ms. Belen Romana Garcia         Mgmt          For                            For
       as an Independent Board Member

4.c    Ratify the appointment of Mr. Carlos Perez De             Mgmt          For                            For
       Bricio Y Olariaga as an Independent Board Member

4.d    Re-elect Mr. David Arce Torres                            Mgmt          Against                        Against

4.e    Re-elect Mr. Jose Luis Lopez Combarros as an              Mgmt          For                            For
       Independent Board Member

4.f    Re-elect Mr. Jose Maria Fuster Van Bendegem               Mgmt          Against                        Against

5.     Re-elect the Auditors                                     Mgmt          For                            For

6.     Grant authority for the acquisition of own shares         Mgmt          For                            For

7.     Authorize the Board to donate up to 12 million            Mgmt          For                            For
       euro to non-profit organizations

8.     Approve the delegation of powers to formalize             Mgmt          For                            For
       and execute all resolutions adopted by the
       shareholders at the general shareholders meeting,
       for conversion thereof into a public instrument,
       and for the interpretation, correction and
       supplementation thereof or further elaboration
       thereon until the required registrations are
       made

9.     Approve the presentation of the remuneration              Mgmt          For                            For
       policy of 2008

10.    Approve the presentation of the Management report         Mgmt          For                            For
       according to Article 116 BIS of Law 24, 1988,
       28th July, of the Stock market




--------------------------------------------------------------------------------------------------------------------------
 BANK MONTREAL QUE                                                                           Agenda Number:  701803454
--------------------------------------------------------------------------------------------------------------------------
        Security:  063671101
    Meeting Type:  OGM
    Meeting Date:  03-Mar-2009
          Ticker:
            ISIN:  CA0636711016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION
       NUMBERS 3, 4, AND 5.1 TO 5.9 AND 'IN FAVOR'
       OR 'WITHHOLD' ONLY FOR RESOLUTION NUMBERS 1.1
       TO 1.16 AND 2. THANK YOU.

       To receive the financial statements of Bank               Non-Voting    No vote
       of Montreal [the Bank] for the YE 31 OCT 2008
       and the shareholders' Auditors' report on those
       statements

1.1    Elect Mr. Robert M. Astley as a Board of Director         Mgmt          For                            For
       for 2009

1.2    Elect Mr. David R. Beatty as a Board of Director          Mgmt          For                            For
       for 2009

1.3    Elect Mr. Robert Chevrier as a Board of Director          Mgmt          For                            For
       for 2009

1.4    Elect Mr. George A. Cope as a Board of Director           Mgmt          For                            For
       for 2009

1.5    Elect Mr. William A. Downe as a Board of Director         Mgmt          For                            For
       for 2009

1.6    Elect Mr. Ronald H. Farmer as a Board of Director         Mgmt          For                            For
       for 2009

1.7    Elect Mr. David A. Galloway as a Board of Director        Mgmt          For                            For
       for 2009

1.8    Elect Mr. Harold N. Kvisle as a Board of Director         Mgmt          For                            For
       for 2009

1.9    Elect Mr. Bruce H. Mitchell as a Board of Director        Mgmt          For                            For
       for 2009

1.10   Elect Mr. Philip S. Orsino as a Board of Director         Mgmt          For                            For
       for 2009

1.11   Elect Dr. Martha C. Piper as a Board of Director          Mgmt          For                            For
       for 2009

1.12   Elect Mr. J. Robert S. Prichard as a Board of             Mgmt          For                            For
       Director for 2009

1.13   Elect Mr. Jeremy H. Reitman as a Board of Director        Mgmt          For                            For
       for 2009

1.14   Elect Ms. Guylaine Saucier as a Board of Director         Mgmt          For                            For
       for 2009

1.15   Elect Ms. Nancy C. Southern as a Board of Director        Mgmt          For                            For
       for 2009

1.16   Elect Mr. Don M. Wilson III as a Board of Director        Mgmt          For                            For
       for 2009

2.     Ratify KPMG LLP as the Auditors                           Mgmt          For                            For

3.     Amend the Bank of Montreal Stock Option Plan              Mgmt          For                            For

S.4    Approve the amendment and restatement of Special          Mgmt          For                            For
       By-Law A - remuneration of the Directors

5.1    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: adopt a policy that Bank of Montreal's
       shareholders be given the opportunity at each
       annual meeting of shareholders to vote on an
       advisory resolution, to be proposed by Bank
       of Montreal's Management, and ratify the report
       of the Human Resources and Management Compensation
       Committee as specified

5.2    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: adopt a governance rule stating that
       Senior Executive Compensation Policy be submitted
       to a shareholders' advisory vote

5.3    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: adopt a policy requiring that 50%
       of the new nominees to the Board of Directors
       be women until parity between men and women
       is reached

5.4    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: adopt, for the Members of the Compensation
       Committee and the External Compensation Advisors,
       the same Independence Policy as governs the
       Members of the Audit Committee and the External
       Auditors

5.5    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: adopt a governance rule limiting
       at 4 the number of Boards upon which any Director
       may sita

5.6    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: approve to undertake a comprehensive
       review of executive compensation to ensure
       that incentives do not encourage extreme risks,
       and that bonuses are paid out only when long-term
       performance has been proven to be sound and
       sustainable; this review should lead to new
       policies to place before the shareholders for
       approval in 1 year's time

5.7    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: approve a comprehensive review be
       undertaken with respect to short-selling; if
       warranted, the Board shall bring forward a
       policy for consideration by the shareholders,
       and, if necessary, for submission to the legislators
       and regulators

5.8    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: approve to review the policies on
       Director recruitment, especially with regard
       to the number of current and former Chief Executive
       Officers of other Corporations who are nominated

5.9    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: approve, effective in 2009, the Management
       of Bank of Montreal shall ensure that the AGM
       does not conflict with the similar meetings
       of the Bank's principal competitors

       Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR'S NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANK OF EAST ASIA LTD, HONG KONG                                                            Agenda Number:  701877500
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y06942109
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  HK0023000190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 543142 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited accounts and the            Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's reports for the YE 31 DEC 2008

2.     Declare a final dividend of HKD 0.02 per share            Mgmt          Against                        Against
       [with scrip option] for the YE 31 DEC 2008

3.a    Re-elect Mr. Wong Chung-hin as a Director                 Mgmt          For                            For

3.b    Re-elect Dr. Lee Shau-kee as a Director                   Mgmt          Against                        Against

3.c    Re-elect Dr. William Mong Man-wai as a Director           Mgmt          Against                        Against

3.d    Re-elect Mr. Kenneth Lo Chin-ming as a Director           Mgmt          Against                        Against

3.e    Re-elect Mr. Eric Li Fook-chuen as a Director             Mgmt          For                            For

3.f    Re-elect Mr. Valiant Cheung Kin-piu as a Director         Mgmt          For                            For

4.     Re-appoint KPMG as the Auditors of the bank               Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors, conditional upon the             Mgmt          For                            For
       Listing Committee of the Stock Exchange of
       Hong Kong limited granting the listing of and
       permission to deal in the bonus shares [as
       defined in this paragraph below] an amount
       standing to the credit of the share premium
       account of the bank equal to one-tenth of the
       aggregate nominal amount of the share capital
       of the bank in issue at the close of business
       on 23 MAR 2009 be capitalized and directed
       to apply such sum in paying up in full at par
       such number of bonus shares to be allotted
       and distributed credited as fully paid to the
       Members of the bank whose names appear on the
       register of Members of the bank as at the close
       of business on 23 MAR 2009 in the proportion
       of one new ordinary share of HKD 2.50 each
       for every ten ordinary shares of HKD 2.50 each
       then held by such members [bonus shares] and
       that such bonus shares shall rank for all purposes
       pari passu with the existing issued ordinary
       shares of the bank save that they shall not
       rank for the final dividend declared in respect
       of the FY to 31 DEC 2008 and that no fractional
       bonus shares shall be allotted and fractional
       entitlements will be aggregated and sold at
       such time of times as the Directors shall think
       fit for the benefit of the bank and to do all
       acts and things as may be necessary to give
       effect to the issue of the bonus shares

S.6    Amend the Articles 6, 47, 56, 57, 58, 59, 60,             Mgmt          For                            For
       63, 65, 71, 72, 72A, as specified

7.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company otherwise than pursuant to:
       i) a rights issue; or ii) the exercise of any
       share option scheme or similar arrangement;
       or iii) any scrip dividend or similar arrangement;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       to be held by law to be held]

8.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       ordinary shares of HKD 2.50 each in the capital
       of the bank in accordance with all applicable
       laws and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited or of any other stock
       exchange as amended from time to time provided
       however that the aggregate nominal amount of
       the shares to be repurchased pursuant to the
       approval in this resolution shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the bank as at the
       date of this resolution; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the bank or the expiration of the period
       within which the next AGM of the bank is required
       by law to be held]

9.     Approve to extend, conditional on the passing             Mgmt          For                            For
       of Resolutions in item 7 and item 8 of the
       notice of this meeting the general mandate
       granted to the Directors to allot shares pursuant
       to the Resolution as specified in item 7 of
       the notice of this meeting by the addition
       to the aggregate nominal amount of the share
       capital which may be allotted or agreed or
       agreed to be allotted by the Directors pursuant
       to such general mandate an amount representing
       the aggregate nominal amount the share capital
       of the Bank repurchased by the bank under the
       authority granted pursuant to Resolution as
       specified in item 8 of the notice of this meeting

10.    Appoint Mr. Kwok Siu Man as an Independent Non-executive  Mgmt          For                            For
       Director of the Bank, such appointment to be
       conditional upon the Bank receiving written
       consent from the Hong Kong Monetary Authority
       for Mr. Kwok Siu Man to act as a Director of
       the Bank




--------------------------------------------------------------------------------------------------------------------------
 BANK OF IRELAND (THE GOVERNOR AND COMPANY OF THE BANK OF IRELAND)                           Agenda Number:  701636536
--------------------------------------------------------------------------------------------------------------------------
        Security:  G49374146
    Meeting Type:  OTH
    Meeting Date:  08-Jul-2008
          Ticker:
            ISIN:  IE0030606259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and the accounts                       Mgmt          For                            For

2.     Declare a dividend                                        Mgmt          For                            For

3.A    Re-elect Mr. Richard Burrows as a Director                Mgmt          For                            For

3.B    Re-elect Mr. David Dilger as a Director                   Mgmt          For                            For

3.C    Re-elect Mr. George Magan as a Director                   Mgmt          For                            For

3.D    Re-elect Mr. Declan McCourt as a Director                 Mgmt          For                            For

3.E    Re-elect Mr. John O' Donovan as a Director                Mgmt          For                            For

S.4    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

S.5    Approve to renew the Bank's authority to purchase         Mgmt          For                            For
       its own stock

S.6    Approve to determine the re-issue price range             Mgmt          For                            For
       for treasury stock

S.7    Approve to renew the Directors authority to               Mgmt          For                            For
       issue ordinary stock on an non pre-emptive
       basis for cash

S.8    Approve to renew the Directors authority to               Mgmt          For                            For
       issue ordinary stock on an non pre-emptive
       basis other than for cash

S.9    Approve the Electronic and Web communication              Mgmt          For                            For
       to stockholder




--------------------------------------------------------------------------------------------------------------------------
 BANK OF IRELAND (THE GOVERNOR AND COMPANY OF THE BANK OF IRELAND)                           Agenda Number:  701835095
--------------------------------------------------------------------------------------------------------------------------
        Security:  G49374146
    Meeting Type:  OTH
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  IE0030606259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting    No vote

S.1    Approve to increase the authorized Capital Stock          Mgmt          For                            For

S.2    Amend the Bye-Laws                                        Mgmt          For                            For

S.3    Authorize the allotment of preference stock               Mgmt          For                            For
       on a non-preemptive basis

S.4    Authorize the allotment of ordinary stock on              Mgmt          For                            For
       a non-preemptive basis

S.5    Authorize the capitalization of the reserves              Mgmt          For                            For

S.6    Authorize the grant of warrants                           Mgmt          For                            For

S.7    Authorize the repurchase of certain Preference            Mgmt          For                            For
       Stock

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANK OF PIRAEUS                                                                             Agenda Number:  701796560
--------------------------------------------------------------------------------------------------------------------------
        Security:  X06397107
    Meeting Type:  EGM
    Meeting Date:  23-Jan-2009
          Ticker:
            ISIN:  GRS014013007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE AN A REPETITIVE
       MEETING ON 29 JAN 2009. ALSO, YOUR VOTING INSTRUCTIONS
       WILL NOT BE CARRIED OVER TO THE SECOND CALL.
       ALL VOTES RECEIVED ON THIS MEETING WILL BE
       DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THE REPETITIVE MEETING. PLEASE BE ALSO ADVISED
       THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
       QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve to increase the share capital by the              Mgmt          No Action
       amount of EUR 370 million, with the issuance
       of 77,568,134 preferred shares of a nominal
       value of EUR 4.77 each and cancellation of
       the preemptive right of existing shareholders
       in favor of the Greek State in accordance with
       the provisions of law 3723/2008 regarding "providing
       enhanced liquidity to the economy to address
       the consequences of the international financial
       crisis" and relevant authorizations to the
       Board of Directors, modifications of Articles
       5 and 27 of the Bank's Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 BANK OF PIRAEUS                                                                             Agenda Number:  701878653
--------------------------------------------------------------------------------------------------------------------------
        Security:  X06397107
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  GRS014013007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial reports of the               Mgmt          No Action
       corporate use 01 JAN 2008 to 31 DEC 2008 along
       with the related Board of Director and Chartered
       Auditors reports and the earnings distribution

2.     Grant discharge to the Board Members and the              Mgmt          No Action
       Chartered Auditors from any liability of remuneration
       for the minutes of the corporate use 01 JAN
       2008 to 31 DEC 2008

3.     Appoint the Chartered Auditors, regular and               Mgmt          No Action
       substitutes, for the corporate use 01 JAN 2009
       to 31 DEC 2009

4.     Approve the fees payment and remunerations for            Mgmt          No Action
       the year 2008 and pre approve the fees payment
       for the year 2009 to the Board of Director
       Members

5.     Elect the new Board of Director due to the tenure         Mgmt          No Action
       expiration of the present one and approve to
       determine 2, at least, Independent Non Executive
       Board of Director Members, according to the
       arrangements of the L. 3016/2002, as currently
       in force

6.     Grant authority according to Article 23 of the            Mgmt          No Action
       C.L. 2190/1920, to the Board of Director Members
       and the Bank's Directors to participate to
       the Management of affiliated COS, in the terms
       of the Article 42 paragraph .5 of the C.L.
       2190/1920

7.     Approve to modify the Article 15 of the Bank's            Mgmt          No Action
       Article of Association so as the officers of
       the branch network to be entitled to represent
       the Bank in the frame of judicial deeds

8.     Approve to modify the Article 6 of the Bank's             Mgmt          No Action
       Article of Association aiming to the grant
       of potentiality of share capital increase via
       issuance of shares of one category only, according
       to Article 13 paragraph 7 C.L. 2190/1920

9.     Various announcements                                     Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 BANQUE NATIONALE DE BELGIQUE SA, BRUXELLES                                                  Agenda Number:  701837556
--------------------------------------------------------------------------------------------------------------------------
        Security:  B07694100
    Meeting Type:  OGM
    Meeting Date:  30-Mar-2009
          Ticker:
            ISIN:  BE0003008019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Introductory presentation by the Governor                 Non-Voting    No vote

2.     Receive the report on the activities for the              Non-Voting    No vote
       FYE on 31 DEC 2008

3.     Approve the change of date for the payment of             Mgmt          No Action
       dividends from the 2010 on

4.1    Approve the renewal of the office of the following        Mgmt          No Action
       Regents: Messrs. Luc Cortebeeck, Rudi Thomaes,
       and Piet Vanthemsche; elect Mr. Michele Detaille
       in replacement of Mr. Pierre Wunsch [Bundled]

4.2    Approve the renewal of the office of the following        Mgmt          No Action
       Censors: Messrs. Philippe Grulois Jean Francois
       Hofflet, and Bernard Jurion; elect two candidates
       proposed by the Bank in replacement of Mr.
       Rik Branson and Mr. Michele Detaille [Bundled]




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS PLC, LONDON                                                                        Agenda Number:  701763092
--------------------------------------------------------------------------------------------------------------------------
        Security:  G08036124
    Meeting Type:  OGM
    Meeting Date:  24-Nov-2008
          Ticker:
            ISIN:  GB0031348658
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve an increase in the authorized ordinary            Mgmt          Against                        Against
       share capital of the Company

2.     Authorize the Directors to allot securities               Mgmt          Against                        Against

3.     Authorize the Directors to allot equity securities        Mgmt          Against                        Against
       for cash for other than on a pro-rata basis
       to shareholders and to sell treasury shares

4.     Authorize the Directors to allot ordinary shares          Mgmt          Against                        Against
       at a discount

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS PLC, LONDON                                                                        Agenda Number:  701861759
--------------------------------------------------------------------------------------------------------------------------
        Security:  G08036124
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  GB0031348658
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the reports of the Directors and Auditors         Mgmt          For                            For
       and the audited accounts of the Company for
       the YE 31 DEC 2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

3.     Re-elect Mr. Simon Fraser as a Director of the            Mgmt          For                            For
       Company

4.     Re-elect Mr. Marcus Aglus as a Director of the            Mgmt          For                            For
       Company

5.     Re-elect Mr. David Booth as a Director of the             Mgmt          For                            For
       Company

6.     Re-elect Sir Richard Broadbent as a Director              Mgmt          For                            For
       of the Company

7.     Re-elect Mr. Richard Leigh Clifford, A.O. as              Mgmt          Against                        Against
       a Director of the Company

8.     Re-elect Mr. Fulvio Conti as a Director of the            Mgmt          For                            For
       Company

9.     Re-elect Mr. Robert E Diamond Jr. as a Director           Mgmt          For                            For
       of the Company

10.    Re-elect Sir Andrew Liklerman as a Director               Mgmt          For                            For
       of the Company

11.    Re-elect Mr. Christopher Lucas as a Director              Mgmt          For                            For
       of the Company

12.    Re-elect Sir Michael Rake as a Director of the            Mgmt          For                            For
       Company

13.    Re-elect Mr. Stephen Russell as a Director of             Mgmt          Against                        Against
       the Company

14.    Re-elect Mr. Frederik Seegers as a Director               Mgmt          For                            For
       of the Company

15.    Re-elect Sir John Sunderland as a Director of             Mgmt          For                            For
       the Company

16.    Re-elect Mr. John Varley as a Director of the             Mgmt          For                            For
       Company

17.    Re-elect Mr. Patience Wheatcroft as a Director            Mgmt          For                            For
       of the Company

18.    Re-appoint PricewaterhouseCoopers LLP, Chartered          Mgmt          For                            For
       accountants and registered Auditors as the
       Auditors of the Company to hold office from
       the conclusion of this meeting until the conclusion
       of the next AGM at which accounts are laid
       before the Company

19.    Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditors

20.    Authorize the Company, for the purpose of Section         Mgmt          For                            For
       365 of the Companies Act 2006 [ the 2006 Act]]
       the Company and any company which at any time
       during the period for which this resolution
       has effect, is a subsidiary of the Company
       be and are hereby; a) make political donation
       to political organizations not exceeding GBP
       25,000 in total; and b) incur political expenditure
       not exceeding GBP 100,000 in total, in each
       case during the period commencing on the date
       of this [Authority expires the earlier of the
       conclusion of the next AGM of the Company to
       be held in 2010 or 30 JUN 2010], whichever
       is the earlier, provided that the maximum amounts
       referred to in a) and b) may consist of sums
       in any currency converted into sterling the
       purposes of this resolution, the terms 'political
       donations' 'political organizations' and 'political
       expenditure' shall have the meanings given
       to them in Sections 363 to 365 of the 2006
       Act

21.    Approve to increase the authorized ordinary               Mgmt          For                            For
       share capital of the Company from GBP 3,499,000,000
       to GBP 5,249,000,000 by the creation of 7,000,000,000
       new ordinary shares of 25 pence each in the
       Company; this resolution is the creation of
       new ordinary shares of the Company; this number
       of new ordinary shares represents an increase
       of approximately 50% of the existing authorized
       ordinary share capital of the Company; the
       purpose of the increase in authorized ordinary
       share capital is primarily to allow the Company
       to retain sufficient authorized, but unissued,
       ordinary share capital for general purposes,
       particularly in view of the authority sought
       under Resolution 22 to allot an amount approximately
       equal to two-thirds of the Company's issued
       share capital in conformity with the revised
       Association of British Insurers [ABI] guidelines,
       also bearing in mind the ordinary shares already
       committed to be issued as part of the capital
       raising

22.    Authorize the Directors Company, in substitution          Mgmt          For                            For
       to allot: a] relevant securities [as specified
       in the Companies Act 1985] upon to an aggregate
       nominal amount of GBP 738,016,774, USD 77,500,000,
       GBP 40,000,000 and YEN 4,000,000,000; and b]
       relevant securities comprising equity securities
       [as specified in the Companies Act 1985] up
       to an aggregate nominal amount of GBP 1,396,033,549
       [such amounts to be reduced by the aggregate
       amount of relevant securities issued under
       above paragraph [a]of this resolution 22 in
       connection with an offer by way of a rights
       issue]: i] to ordinary shareholders in proportion
       [as nearly as may be practicable to their existing
       holdings; and ii] to holders of others equity
       securities as required by the rights of those
       securities or subject to such rights as the
       Directors otherwise consider necessary; and
       so that the Directors may impose any limits
       or restrictions and make any arrangements which
       they consider necessary or appropriate to deal
       with treasury shares, fractional entitlements,
       record dates, legal regulatory or practical
       problems in, or under the laws of, any territory
       or any other matter; [Authority expires earlier
       at the conclusion of next AGM of the Company
       or 30 JUN 2010]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.23   Authorize the Directors, in substitution and              Mgmt          For                            For
       subject to passing of Resolution 22 to allot
       equity securities [as specified in the Companies
       Act 1985] for cash pursuant to the authority
       granted by Resolution 22 and/or where the allotment
       constitutes an allotment of equity securities
       by virtue of Section 94(3A) of the Companies
       Act 1985, in each case free of the restriction
       in Section 89(1) of the Companies Act 1985,
       such power to be limited: a] to the allotment
       of equity securities in connection with an
       offer of equity securities [but in the case
       of an allotment pursuant of the authority granted
       by paragraph b] of Resolution 22, such power
       shall be limited to the allotment equity securities
       in connection with an offer by way of a rights
       issue and]: i] to ordinary shareholders in
       proportion [as nearly as may be practicable
       to their existing holdings; and ii] to holders
       of other equity securities, as required by
       the rights of those securities or, subject
       to such rights, as the Directors otherwise
       consider necessary and so that the Directors
       may impose any limits or restrictions and make
       any arrangements which they consider necessary
       or appropriate to deal with treasury shares,
       fractional entitlements, record dates, legal
       regulatory or practical problems in, or under
       the laws of, any territory or any other matter;
       and b] to the allotment of equity securities
       pursuant to the authority granted by paragraph
       a] of Resolution 22 and/or an allotment which
       constitutes an allotment of equity securities
       by virtue of Section 94(3A) of the Companies
       Act 1985 [in each case otherwise than the circumstances
       set out in paragraph a] of this resolution
       23] up to a nominal amount of GBP 104,702,516
       calculated, in the case of equity securities
       which are rights to subscribe for, or to convert
       securities into, relevant shares [as specified
       in the Companies Act 1985] by reference to
       the aggregate nominal amount of relevant shares
       which may be allotted pursuant to such rights,
       [Authority expires at the conclusion of next
       AGM of the Company or 30 JUN 2010] ; and the
       Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.24   Authorize the Company, for the purpose of generally       Mgmt          For                            For
       and unconditionally to make market purchases
       [Section 163(3) of the Companies Act 1985]
       of up to 837,620,130 ordinary shares of 25p
       each in the capital of the Company, at a minimum
       price of 25p and not more than 105% above the
       average market value for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; and
       that stipulated by Article 5[1] of the buy-back
       and stabilization regulation [EC 2273/2003];
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 30 JUN 2010];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.25   Authorize the Directors to call general meetings          Mgmt          Against                        Against
       [other than an AGM] on not less than 14 clear
       days' notice [Authority expires at the earlier
       of the conclusion of the next AGM of the Company
       to be held in 2010 or 30 JUN 2010]




--------------------------------------------------------------------------------------------------------------------------
 BARRATT DEVELOPMENTS PLC                                                                    Agenda Number:  701730423
--------------------------------------------------------------------------------------------------------------------------
        Security:  G08288105
    Meeting Type:  AGM
    Meeting Date:  18-Nov-2008
          Ticker:
            ISIN:  GB0000811801
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the reports of the Auditors             Mgmt          For                            For
       and the Directors and the accounts for the
       YE 30 JUN 2008

2.     Elect Mr. R.A. Lawson                                     Mgmt          For                            For

3.     Elect Mr. M.E. Rolfe                                      Mgmt          For                            For

4.     Re-elect Mr. C. Fenton, who retires by rotation           Mgmt          For                            For

5.     Re-elect Mr. R. MacEachrane, who retires by               Mgmt          For                            For
       rotation

6.     Re-appoint Deloitte and Touche LLP as the Auditors        Mgmt          Against                        Against
       of the Company and authorize the Directors
       to fix their remuneration

7.     Approve the revised Directors' remuneration               Mgmt          For                            For
       report for the YE 30 JUN 2007

8.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 30 JUN 2008

9.     Authorize the Company to make political donations         Mgmt          For                            For
       and incur political expenditure

10.    Approve to increase the Directors' fee limit              Mgmt          For                            For

11.    Approve the implementation of the Barratt Developments    Mgmt          For                            For
       2008 Executive Share Option Scheme

12.    Approve the implementation of the Barratt Developments    Mgmt          For                            For
       Savings-Related Share Option Scheme

13.    Authorize the Board to allot relevant securities          Mgmt          For                            For

S.14   Authorize the Board to allot equity securities            Mgmt          For                            For

S.15   Authorize the Board to make market purchases              Mgmt          For                            For
       of its ordinary shares

S.16   Adopt the amended form of the Articles of Association     Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BARRICK GOLD CORP                                                                           Agenda Number:  701860416
--------------------------------------------------------------------------------------------------------------------------
        Security:  067901108
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  CA0679011084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR ''ABSTAIN" FOR RESOLUTIONS
       "1.1" TO "1.15" AND "2" AND ''IN FAVOR" OR
       "AGAINST" FOR RESOLUTION "3". THANK YOU.

       Receive the consolidated financial statement              Non-Voting    No vote
       of the Company for the YE 31 DEC 2008 and the
       Auditors' report thereon

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.1    Elect Mr. H. L. Beck as a Director                        Mgmt          For                            For

1.2    Elect Mr. C. W. D. Birchall as a Director                 Mgmt          For                            For

1.3    Elect Mr. D. J. Carty as a Director                       Mgmt          For                            For

1.4    Elect Mr. G. Cisneros as a Director                       Mgmt          Against                        Against

1.5    Elect Mr. M. A. Cohen as a Director                       Mgmt          For                            For

1.6    Elect Mr. P. A. Crossgrove as a Director                  Mgmt          For                            For

1.7    Elect Mr. R. M. Franklin as a Director                    Mgmt          For                            For

1.8    Elect Mr. P. C. Godsoe as a Director                      Mgmt          For                            For

1.9    Elect Mr. J. B. Harvey as a Director                      Mgmt          For                            For

1.10   Elect Mr. B. Mulroney as a Director                       Mgmt          For                            For

1.11   Elect Mr. A. Munk as a Director                           Mgmt          For                            For

1.12   Elect Mr. P. Munk as a Director                           Mgmt          For                            For

1.13   Elect Mr. A. W. Regent as a Director                      Mgmt          For                            For

1.14   Elect Mr. S. J. Shapiro as a Director                     Mgmt          For                            For

1.15   Elect Mr. G. C. Wilkins as a Director                     Mgmt          For                            For

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       of Barrick and authorize the Directors to fix
       their remuneration

3.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       approve the shareholder proposal as specified
       in Schedule B to the accompanying Management
       proxy circular

4.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BASF SE                                                                                     Agenda Number:  701856772
--------------------------------------------------------------------------------------------------------------------------
        Security:  D06216101
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  DE0005151005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 09.04.2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the Financial Statements of               Non-Voting    No vote
       BASF SE and the BASF Group for the financial
       year 2008; presentation of Management's Analyses
       of BASF SE and the BASF Group for the financial
       year 2008 including the explanatory reports
       on the data according to Section 289 (4) and
       Section 315 (4) of the German Commercial Code;
       presentation of the Report of the Supervisory
       Board

2.     Adoption of a resolution on the appropriation             Mgmt          For                            For
       of profit

3.     Adoption of a resolution giving formal approval           Mgmt          For                            For
       to the actions of the members of the Supervisory
       Board

4.     Adoption of a resolution giving formal approval           Mgmt          For                            For
       to the actions of the members of the Board
       of Executive Directors

5.     Election of the auditor for the financial year            Mgmt          For                            For
       2009

6.1.   Appointment of the members of the Supervisory             Mgmt          For                            For
       Board: Prof. Dr. Fran ois Diederich, Zurich/Switzerland

6.2.   Appointment of the members of the Supervisory             Mgmt          Against                        Against
       Board: Michael Diekmann, Munich

6.3.   Appointment of the members of the Supervisory             Mgmt          For                            For
       Board: Franz Fehrenbach, Stuttgart

6.4.   Appointment of the members of the Supervisory             Mgmt          For                            For
       Board: Stephen K Green, London

6.5.   Appointment of the members of the Supervisory             Mgmt          Against                        Against
       Board: Max Dietrich Kley, Heidelberg

6.6.   Appointment of the members of the Supervisory             Mgmt          For                            For
       Board: Dr. h. c. Eggert Voscherau, Wachenheim

7.     Adoption of a resolution on the removal of existing       Mgmt          For                            For
       and the creation of new authorized capital
       and amendment of the Statutes

8.     Adoption of a resolution on the amendment of              Mgmt          For                            For
       Article 10, No. 2 and No. 3, of the Statutes

9.     Remuneration of the first Supervisory Board               Mgmt          For                            For
       of BASF SE

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 BAYER AG, LEVERKUSEN                                                                        Agenda Number:  701832998
--------------------------------------------------------------------------------------------------------------------------
        Security:  D07112119
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  DE0005752000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 21 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Mgmt          For                            For
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report as well
       as the report by the Board of Managing Directors
       and the proposal for the appropriation of the
       distributable profit resolution on the appropriation
       of the distributable profit of EUR 1,070,080,515
       as follows: payment of a dividend of EUR 1.40
       per no-par share the remaining amount shall
       be carried forward, ex-dividend and payable
       date: 13 MAY 2009

2.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

3.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

4.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of the Company's share capital through
       the Stock Exchange or by way of a public repurchase
       offer to all shareholders, at prices not deviating
       more than 10% from the market price of the
       shares, on or before 11 NOV 2010; the shares
       may be acquired by the Company's subsidiaries
       or by third parties on the Company's own account;
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than through the Stock Exchange or by way of
       a public offer to all shareholders, at a price
       not materially below the market price of the
       shares , for up to 10% of the Company's share
       capital; the Board of Managing Directors shall
       be authorized, with the consent of the Supervisory
       Board, to use the shares in connection with
       mergers and acquisitions, as Employee shares
       for Employees and executives of the Company
       and its affiliates, and to retire the shares,
       in these cases shareholders subscription rights
       shall be excluded

5.     Resolution on the conversion of bearer shares             Mgmt          For                            For
       into registered shares, the corresponding amendments
       to the Articles of Association and the adjustment
       of resolutions adopted by the shareholders
       meeting in 2008; the shares of the Bayer AG
       shall be converted from bearer into registered
       shares; therefore, Section 4(1) ,(2),(3),(5)
       and (6) and Section 15 (1) and (2) of the Articles
       of Association and the Resolutions under item
       5A, 6A and 6B adopted by the shareholders meetings
       in 2008 shall be amended in respect of bearer
       shares being replaced by registered shares

6.     Approval of the transmission of data by electronic        Mgmt          For                            For
       means pursuant to Section 30(3) of the Securities
       Trade Act and the corresponding amendment to
       Section 3 of the Articles of Association

7.     Appointment of auditors for the 2009 FY and               Mgmt          For                            For
       the interim report: PricewaterhouseCoopers
       AG, Essen




--------------------------------------------------------------------------------------------------------------------------
 BAYERISCHE MOTORENWERKE AG BMW, MUENCHEN                                                    Agenda Number:  701861026
--------------------------------------------------------------------------------------------------------------------------
        Security:  D12096109
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  DE0005190003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 23 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements, the group annual report, and the
       reports pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 197,129,532.24 as follows: payment
       of a dividend of EUR 0.30 per entitled ordinary
       share payment of a dividend of EUR 0.32 per
       entitled preferred share EUR 116,201.60 shall
       be carried for ward Ex-dividend and payable
       date: 15 MAY 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Director's

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       KPMG AG, Berlin

6.1.   Elections to the Supervisory Board: Mr. Franz             Mgmt          For                            For
       M. Haniel

6.2.   Elections to the Supervisory Board: Ms. Susanne           Mgmt          For                            For
       Klatten

6.3.   Elections to the Supervisory Board: Mr. Robert            Mgmt          For                            For
       W. Lane

6.4.   Elections to the Supervisory Board: Mr. Wolfgang          Mgmt          Against                        Against
       Mayrhuber

6.5.   Elections to the Supervisory Board: Prof. Dr.-Ing.        Mgmt          Against                        Against
       Dr. h. c. Dr.-Ing. E. h. Joachim Milberg

6.6.   Elections to the Supervisory Board: Mr. Stefan            Mgmt          Against                        Against
       Quandt

6.7.   Elections to the Supervisory Board: Prof. Dr.             Mgmt          For                            For
       Juergen Strube

7.     Authorization to acquire own shares, the Company          Mgmt          For                            For
       shall be authorized to acquire own ordinary
       or non-voting preferred shares of up to 10%
       of its share capital at prices not deviating
       more than 10% from the market price of the
       shares, on or before 12 NOV 2010, the Board
       of Managing Director's shall be authorized
       to retire the ordinary or non-voting preferred
       shares and to offer non-voting preferred shares
       of up to EUR 2,000,000 to employees of the
       Company and its affiliates

8.     Amendment to Section 16(1)4 of the Article of             Mgmt          For                            For
       Association in accordance with the implementation
       of the Shareholders, Rights Act [ARUG] in respect
       of the Board of Managing Director's being authorized
       to allow the audiovisual transmission of the
       shareholders meeting

9.     Amendments to Section 13 of the Article of Association    Mgmt          For                            For
       in respect of the provisions concerning the
       Supervisory Board being adjusted, the adjustments
       shall also include the authorization of the
       Company to take out D+0 insurance policies
       for Members of the Supervisory Board

10.    Resolution on the creation of authorized capital          Mgmt          For                            For
       and the correspondent amendment to the Article
       of Association, the Board of Managing Director's
       shall be authorized, with the consent of the
       Supervisory Board, to increase the share capital
       by up to EUR 5,000,000 through the issue of
       new non-voting preferred shares to employees
       of the Company and its affiliates, on or before
       13 MAY 2014

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 BAYWA BAYERISCHE WARENVERMITTLUNG LANDWIRTSCHAFTLICHER GENOSSENSCHAFTEN AG, MUEN            Agenda Number:  701926252
--------------------------------------------------------------------------------------------------------------------------
        Security:  D08232114
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  DE0005194062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 33,797,471.10 as follows: payment
       of a dividend of EUR 0.34 plus a special dividend
       of EUR 0.06 per entitled share EUR 20,241,640.30
       shall be allocated to the other revenue reserves
       ex-dividend and payable date: 05 JUN 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2009 FY: Deloitte         Mgmt          For                            For
       + Touche GmbH, Munich

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 BCE INC                                                                                     Agenda Number:  701798122
--------------------------------------------------------------------------------------------------------------------------
        Security:  05534B760
    Meeting Type:  AGM
    Meeting Date:  17-Feb-2009
          Ticker:
            ISIN:  CA05534B7604
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTIONS
       3 TO 11 AND "IN FAVOR" OR 'ABSTAIN' ONLY FOR
       RESOLUTION NUMBERS 1.1 TO 1.11 AND 2. THANK
       YOU.

       Receiving the financial statements for the YE             Non-Voting    No vote
       31 DEC 2007, including the Auditors' report

1.1    Elect Mr. Andre Berard as a Director who will             Mgmt          For                            For
       serve until the end of the next AGM

1.2    Elect Mr. Ronald Alvin Brenneman as a Director            Mgmt          Against                        Against
       who will serve until the end of the next AGM

1.3    Elect Mr. George Alexander Cope as a Director             Mgmt          For                            For
       who will serve until the end of the next AGM

1.4    Elect Mr. Anthony Smithson Fell as a Director             Mgmt          For                            For
       who will serve until the end of the next AGM

1.5    Elect Mrs. Donna Soble Kaufman as a Director              Mgmt          For                            For
       who will serve until the end of the next AGM

1.6    Elect Mr. Brian Michael Levitt as a Director              Mgmt          For                            For
       who will serve until the end of the next AGM

1.7    Elect The Honourable Edward C. Lumley as a Director       Mgmt          For                            For
       who will serve until the end of the next AGM

1.8    Elect Mr. Thomas Charles O' Neill as a Director           Mgmt          For                            For
       who will serve until the end of the next AGM

1.9    Elect Mr. James Allen Pattison as a Director              Mgmt          For                            For
       who will serve until the end of the next AGM

1.10   Elect Mr. Paul Mathias Tellier as a Director              Mgmt          For                            For
       who will serve until the end of the next AGM

1.11   Elect Mr. Victor Leyland Young as a Director              Mgmt          For                            For
       who will serve until the end of the next AGM

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       who will serve until the end of the next AGM

3.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve, Bell Canada Enterprises
       encourages the continuity of its shareholding
       by increasing by 10% the dividend normally
       paid on shares held for more than 2 years

4.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the voting rights be conferred
       after a minimum holding period of 1 year

5.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve in the event of a merger
       or acquisition, the By-Laws of Bell Canada
       Enterprises provide for paying an amount into
       the employee pension fund equal to twice the
       bonuses and compensation benefits paid to officers
       and Directors

6.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the same number of men and
       women on the Board of Directors of Bell Canada
       Enterprises, 3 years from the adoption of this
       proposal

7.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the annual report and management
       proxy circular disclose the equity ratio between
       the aggregate compensation of the highest paid
       executive of Bell Canada Enterprises, including
       annual salary, bonuses, gratuities, payments
       under long-term bonus programs and any other
       form of compensation, and that of average employee
       compensation

8.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the compensation policy for
       the 5 highest-paid executives of Bell Canada
       Enterprises and the retainers paid to Board
       Members be pre approved by shareholders

9.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve that Bell Canada Enterprises
       regulate the exercise of options allocated
       to senior executives and Directors of our Companies
       by stipulating that such options may not be
       exercised by those concerned before the end
       of their tenure

10.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the bank disclose information
       on its direct or indirect holdings in this
       type of activity

11.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Amend the Articles to introduce a
       cumulative voting mechanism to elect Members
       of the Board of Directors

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BCE INC                                                                                     Agenda Number:  701878502
--------------------------------------------------------------------------------------------------------------------------
        Security:  05534B760
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA05534B7604
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''FOR" OR "WITHHOLD" ONLY FOR RESOLUTIONS
       "1.1 TO 1.13" AND "2" AND "FOR" OR ''AAGAINST"
       ONLY FOR RESOLUTION NUMBERS "3.1 TO 3.8". THANK
       YOU.

       Receive the financial statements for the YE               Non-Voting    No vote
       31 DEC 2008, including the Auditors' report

1.1    Elect B. K. Allen as a Director who will serve            Mgmt          For                            For
       until the end of the next AGM

1.2    Elect A. Berard as a Director who will serve              Mgmt          For                            For
       until the end of the next AGM

1.3    Elect R. A. Brenneman as a Director who will              Mgmt          Against                        Against
       serve until the end of the next AGM

1.4    Elect R. E. Brown as a Director who will serve            Mgmt          For                            For
       until the end of the next AGM

1.5    Elect G. A. Cope as a Director who will serve             Mgmt          For                            For
       until the end of the next AGM

1.6    Elect A. S. Fell as a Director who will serve             Mgmt          For                            For
       until the end of the next AGM

1.7    Elect D. Soble Kaufman as a Director who will             Mgmt          For                            For
       serve until the end of the next AGM

1.8    Elect B. M. Levitt as a Director who will serve           Mgmt          For                            For
       until the end of the next AGM

1.9    Elect E. C. Lumley as a Director who will serve           Mgmt          For                            For
       until the end of the next AGM

1.10   Elect T. C. O'Neill as a Director who will serve          Mgmt          For                            For
       until the end of the next AGM

1.11   Elect P. M. Tellier as a Director who will serve          Mgmt          For                            For
       until the end of the next AGM

1.12   Elect P. R. Weiss as a Director who will serve            Mgmt          For                            For
       until the end of the next AGM

1.13   Elect V. L. Young as a Director who will serve            Mgmt          For                            For
       until the end of the next AGM

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       who will serve until the end of the next AGM

3.1    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve, that Bell Canada Enterprises:
       1) Reverses its decision to buyback 5% of its
       common stock pursuant to its share buyback
       program that was announced 12 DEC 2008; 2)
       Cease and desist from acquiring any further
       shares on the open market pursuant to this
       program

3.2    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve that BCE pay an amount that
       is equal in aggregate to the dividends that
       would have been paid in JUL 2008 and OCT 2008

3.3    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the missed dividend payments
       to shareholders for the periods of 15 JUL 2008
       AND 15 OCT 2008, please consider the above
       proposal for your 2009 annual meeting

3.4    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the Cut Board Of Directors,
       President and Chief Executive Officer, and
       top Management Salaries, Bonuses, Stock Option
       Benefits, Other Benefits AND Perks by 50% IN
       2009 and 2010, and cap them to a maximum of
       CAD 500,000 Canadian, per person, per year
       for 2009 and 2010

3.5    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve that the Board of Directors
       adopt an Independence Policy for Compensation
       Committee Members and External Compensation
       Advisors like the policy that governs Audit
       Committee Members and External Auditors

3.6    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Approve that the Board of Directors
       adopt a rule of governance stipulating that
       the Executive Compensation Policy be subject
       to an advisory vote by shareholders

3.7    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve both men and women have a
       Broad and diversified wealth of skills and
       experience to meet the profile that is sought
       for a Corporate Director, and the Board of
       Directors adopt a policy stipulating that 50%
       of new candidates to the Board be Female until
       Male-Female parity is reached

3.8    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve that the Board of Directors
       adopt a rule of governance limiting the number
       of Boards on which a Director can serve to
       4

       To transact such other business                           Non-Voting    No vote

       PLEASE NOTE THAT THE MANAGEMENT RECOMMENDS VOTING         Non-Voting    No vote
       'FOR' THE SHAREHOLDER PROPOSAL 3.7. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BEIERSDORF AG                                                                               Agenda Number:  701838483
--------------------------------------------------------------------------------------------------------------------------
        Security:  D08792109
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  DE0005200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 09 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report as well
       as the report by the Board of Managing Directors
       pursuant to Section 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 226,800,000 as follows: payment
       of a dividend of EUR 0.90 per no-par share
       EUR 22,662,914 shall be allocated to the other
       revenue reserves Ex-dividend and payable date:
       04 MAY 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2009 FY: Ernst            Mgmt          For                            For
       und Young AG, Stuttgart

6.     Authorization to acquire own shares                       Mgmt          For                            For

7.1.   Elect Mr. Eva Eberhartinger as a Supervisory              Mgmt          For                            For
       Board

7.2.   Elect Mr. Michael Herz as a Supervisory Board             Mgmt          For                            For

7.3.   Elect Mr. Han David Thomas Holzgreve as a Supervisory     Mgmt          For                            For
       Board

7.4.   Elect Mr. Rolf Kunisch as a Supervisory Board             Mgmt          For                            For

7.5.   Elect Mr. Reinhard Poellath as a Supervisory              Mgmt          Against                        Against
       Board

7.6.   Elect Mr. Thomas Siemsen as a Supervisory Board           Mgmt          Against                        Against

7.7.   Elect Mr. Beatrice Dreyfus [Ersatzmitglied]               Mgmt          For                            For
       as a Supervisory Board




--------------------------------------------------------------------------------------------------------------------------
 BELGACOM SA DE DROIT PUBLIC, BRUXELLES                                                      Agenda Number:  701852356
--------------------------------------------------------------------------------------------------------------------------
        Security:  B10414116
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  BE0003810273
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the report of the Board of Directors              Non-Voting    No vote
       regarding the annual accounts

2.     Receive the Auditors reports regarding annual             Non-Voting    No vote
       and consolidated accounts

3.     Receive the examination of the information provided       Non-Voting    No vote
       by the Joint Committee

4.     Receive the examination of consolidated annual            Non-Voting    No vote
       accounts

5.     Approve the financial statements and allocation           Mgmt          No Action
       of income and dividend of EUR 2.18

6.     Grant discharge to the Directors                          Mgmt          No Action

7.     Grant special discharge of Mr. Maurice Lippens            Mgmt          No Action
       from Directorship, resigned on 03 OCT 2009

8.     Grant discharge to the Board of Auditors                  Mgmt          No Action

9.     Elect Mr. Jozef Cornu as a Director and approve           Mgmt          No Action
       the remuneration

10.    Appoint Ernst & Young as the Auditor and authorize        Mgmt          No Action
       the Board to fix their remuneration

11.    Appoint Mr. Romain Lesage as a Member of the              Mgmt          No Action
       College of the Auditors

12.    Miscellaneous                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BELGACOM SA DE DROIT PUBLIC, BRUXELLES                                                      Agenda Number:  701852368
--------------------------------------------------------------------------------------------------------------------------
        Security:  B10414116
    Meeting Type:  EGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  BE0003810273
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve the Board of Directors to increase the            Mgmt          No Action
       share capital

2.     Approve the capital increase by means of contribution     Mgmt          No Action
       in kind

3.     Authorize the Board of Directors to acquire               Mgmt          No Action
       the Company's own shares

4.     Approve the appointment and dismissal of the              Mgmt          No Action
       Members of the Management Committee

5.     Approve to delete Article 50 of the Articles              Mgmt          No Action
       of Association regarding the distribution to
       Employees of profits for the 2003 financial
       year

6.     Approve to delete Article 52 of the Articles              Mgmt          No Action
       of Association regarding the transitional mandatory
       nomination rights

7.     Grant powers                                              Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 BELLWAY PLC, NEWCASTLE                                                                      Agenda Number:  701774867
--------------------------------------------------------------------------------------------------------------------------
        Security:  G09744155
    Meeting Type:  AGM
    Meeting Date:  16-Jan-2009
          Ticker:
            ISIN:  GB0000904986
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts for the FYE 31             Mgmt          For                            For
       JUL 2008 and the Directors' report and the
       Auditors' report on those accounts and the
       auditable part of the report of the Board on
       Directors' remuneration

2.     Declare a final dividend for the YE 31 JUL 2008           Mgmt          For                            For
       of 6.0 pence per ordinary 12.5 pence share
       as recommended by the Directors

3.     Re-elect Mr. Peter. J. Stoker as a Director               Mgmt          For                            For
       of the Company

4.     Re-elect Mr. Peter. M. Johnson as a Director              Mgmt          For                            For
       of the Company

5.     Re-elect Mr. David.G. Perry as a Director of              Mgmt          For                            For
       the Company

6.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company to hold the office from the conclusion
       of this meeting until the conclusion of the
       next general meeting at which accounts are
       laid before the Company

7.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors of the Company

8.     Approve the report of the Board of Directors'             Mgmt          Against                        Against
       remuneration as specified of the annual report
       and accounts for the YE 31 JUL 2008

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985 [the
       Act] conferred upon the Directors by a resolution
       passed at the AGM of the Company held on 11
       JAN 2008, in accordance with Section 80 of
       the Act to allot relevant securities [Section
       80(2) of the Act] of the Company up to an aggregate
       nominal amount of GBP 1,293,629; [Authority
       expires at the conclusion of the AGM of the
       Company held in 2010]; and the Directors may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry; in
       relation to the grant of any rights to subscribe
       for, or to convert any security into, shares
       in the Company, the reference in this resolution
       to the maximum amount of relevant securities
       that may be allotted is the maximum amount
       of shares which may be allotted pursuant to
       such rights

S.10   Authorize the Directors, subject to Resolution            Mgmt          For                            For
       9 being passed as an ordinary resolution and
       insofar as it relates to the securities that
       are not treasury shares within the meaning
       of Section 162A(3) of the Companies Act 1985
       [the Act], pursuant to Section 95 of the Act,
       to allot equity securities [Section 94 of the
       Act] for cash pursuant to the authority conferred
       or where the equity securities are held by
       the Company as qualifying shares [Section 162A
       to 162G of the Act apply], disapplying the
       statutory pre-emption rights [Section 89(1)
       of the Act], provided that this power is limited
       to the allotment of equity securities: i) in
       connection with an offer of equity securities,
       open for acceptance for a fixed period, by
       the Directors to ordinary shareholders of the
       Company; ii) pursuant to the Bellway Plc [1995]
       Employee Share Option Scheme, the Bellway Plc
       [1996] Employee Share Option Scheme, the Bellway
       Plc[2003] Savings Related Share Option Scheme,
       the Bellway Plc [2004] Performance Share Plan
       and the Bellway Plc [2005] Employee Share Option
       Scheme, the Bellway Plc [2007] Employee Share
       Option Scheme and the Bellway Plc[2008] Share
       Option Plan, up to an aggregate nominal amount
       of GBP 718,456; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 15 months]; the Company, before such expiry,
       make an offer or agreement which would, or
       might, require equity securities to be allotted
       after such expiry and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.11   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       purchase shares and preference shares in the
       capital of the Company by way of one of more
       market purchases [Section 163(3) of the Act]
       on London Stock Exchange upon, of up to 11,495,292
       ordinary shares [10% of the ordinary share
       in issue] of 12.5p each and up to 20,000,000
       9.5% cumulative redeemable preference shares
       2014 of GBP 1 each, being the total amount
       of preference shares in issue, at a minimum
       price of 12.5p and not more than 105% above
       the average of middle market quotations derived
       from the London Stock Exchange Daily Official
       List, for the 5 business days preceding the
       date on which the ordinary shares are contracted;
       and the maximum price at which preference shares
       may be purchased shall be an amount calculated
       in accordance with the provision contained
       in the Articles of Association of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 15 months];
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BENETTON GROUP SPA, PONZANO                                                                 Agenda Number:  701854514
--------------------------------------------------------------------------------------------------------------------------
        Security:  T1966F139
    Meeting Type:  OGM
    Meeting Date:  20-Apr-2009
          Ticker:
            ISIN:  IT0003106777
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Approve the balance sheet and consolidated balance        Mgmt          No Action
       sheet as of 31 DEC 2008, consequential and
       related resolutions

2.     Approve to determine the Board of l Director's            Mgmt          No Action
       yearly emoluments

3.     Authorize the Board of Directors to purchase              Mgmt          No Action
       and sale of own shares




--------------------------------------------------------------------------------------------------------------------------
 BG GROUP PLC                                                                                Agenda Number:  701883337
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1245Z108
    Meeting Type:  AGM
    Meeting Date:  18-May-2009
          Ticker:
            ISIN:  GB0008762899
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report and the accounts                Mgmt          For                            For

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Declare the dividend                                      Mgmt          For                            For

4.     Elect Sir David Manning                                   Mgmt          Against                        Against

5.     Elect Mr. Martin Houston                                  Mgmt          For                            For

6.     Re-elect Sir. Robert Wilson                               Mgmt          For                            For

7.     Re-elect Mr. Frank Chapman                                Mgmt          For                            For

8.     Re-elect Mr. Ashley Almanza                               Mgmt          For                            For

9.     Re-elect Mr. Jurgen Dormann                               Mgmt          For                            For

10.    Re-appoint the Auditors                                   Mgmt          For                            For

11.    Approve the remuneration of the Auditors                  Mgmt          For                            For

12.    Approve the political donations                           Mgmt          For                            For

13.    Approve to increase the authorized share capital          Mgmt          For                            For

14.    Grant authority to allot shares                           Mgmt          Against                        Against

S.15   Approve the disapplication of the pre-emption             Mgmt          For                            For
       rights

S.16   Grant authority to make market purchases of               Mgmt          For                            For
       own ordinary shares

S.17   Amend the existing Articles of Association                Mgmt          For                            For

S.18   Adopt the new Articles of Association                     Mgmt          For                            For

S.19   Approve the notice periods for the general meeting        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 BHP BILLITON LTD                                                                            Agenda Number:  701766769
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1498M100
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2008
          Ticker:
            ISIN:  AU000000BHP4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 508523 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Plc for the YE 30 JUN 2008, together with the
       Directors' report and the Auditor's report
       as specified in the annual report

2.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Limited for the YE 30 JUN 2008, together with
       the Directors' Report and the Auditor's Report
       as specified in the annual report

3.     Re-elect Mr. Paul M. Anderson as a Director               Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

4.     Re-elect Mr. Paul M. Anderson as a Director               Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

5.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Plc, in accordance with the Board's
       policy

6.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Limited, in accordance with the Board's
       policy

7.     Re-elect Dr. John G. S. Buchanan as a Director            Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

8.     Re-elect Dr. John G. S. Buchanan as a Director            Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

9.     Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Plc, in accordance with the
       Board's policy

10.    Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Limited, in accordance with
       the Board's policy

11.    Re-elect Mr. Jacques Nasser as a Director of              Mgmt          For                            For
       BHP Billiton Plc, who retires by rotation

12.    Re-elect Mr. Jacques Nasser as a Director of              Mgmt          For                            For
       BHP Billiton Limited, who retires by rotation

13.    Re-elect Dr. John M. Schubert as a Director               Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

14.    Re-elect Dr. John M. Schubert as a Director               Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

15.    Elect Mr. Alan L. Boeckmann as a Director of              Mgmt          For                            For
       BHP Billiton Plc

16.    Elect Mr. Alan L. Boeckmann as a Director of              Mgmt          For                            For
       BHP Billiton Limited

17.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Elect Mr. Stephen Mayne as a Director
       of BHP Billiton Plc

18.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Elect Mr. Stephen Mayne as a Director
       of BHP Billiton Limited

19.    Elect Dr. David R. Morgan as a Director of BHP            Mgmt          For                            For
       Billiton Plc

20.    Elect Dr. David R. Morgan as a Director of BHP            Mgmt          For                            For
       Billiton Limited

21.    Elect Mr. Keith C. Rumble as a Director of BHP            Mgmt          For                            For
       Billiton Plc

22.    Elect Mr. Keith C. Rumble as a Director of BHP            Mgmt          For                            For
       Billiton Limited

23.    Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       BHP Billiton Plc and authorize the Directors
       to agree their remuneration

24.    Approve to renew the authority and to allot               Mgmt          For                            For
       relevant securities [Section 80 of the United
       Kingdom Companies Act 1985] conferred by the
       Directors by Article 9 of BHP Billiton Plc's
       Articles of Association for the period ending
       on the later of the AGM of BHP Billiton Plc
       and the AGM of BHP Billiton Limited in 2009
       [provided that this authority shall allow BHP
       Billiton Plc before the expiry of this authority
       to make offers or agreements which would or
       might require relevant securities to be allotted
       after such expiry and, notwithstanding such
       expiry, the Directors may allot relevant securities
       in pursuance of such offers or agreements],
       and for such period the Section 80 amount [under
       the United Kingdom Companies Act 1985] shall
       be USD 277,983,328

S.25   Approve to renew the authority and to allot               Mgmt          For                            For
       equity securities [Section 94 of the United
       Kingdom Companies Act 1985] for cash conferred
       by the Directors by Article 9 of BHP Billiton
       Plc's Articles of Association for the period
       ending on the later of the AGM of BHP Billiton
       Plc and the AGM of BHP Billiton Limited in
       2009 [provided that this authority shall allow
       BHP Billiton Plc before the expiry of this
       authority to make offers or agreements which
       would or might require equity securities to
       be allotted after such expiry and, notwithstanding
       such expiry, the Directors may allot equity
       securities in pursuance of such offers or agreements],
       and for such period the Section 95 amount [under
       the United Kingdom Companies Act 1985] shall
       be USD 55,778,030

S.26   Authorize BHP Billiton Plc, in accordance with            Mgmt          For                            For
       Article 6 of its Articles of Association and
       Section 166 of the United Kingdom Companies
       Act 1985, to make market purchases [Section
       163 of that Act] of ordinary shares of USD
       0.50 nominal value each in the capital of BHP
       Billiton Plc [Shares] provided that: a) the
       maximum aggregate number of shares authorized
       to be purchased will be 223,112,120, representing
       10% of BHP Billiton Plc's issued share capital;
       b) the minimum price that may be paid for each
       share is USD 0.50, being the nominal value
       of such a share; c) the maximum price that
       may be paid for any share is not more than
       5% the average of the middle market quotations
       for a share taken from the London Stock Exchange
       Daily Official List for the 5 business days
       immediately preceding the date of purchase
       of the shares; [Authority expires the earlier
       of 22 APR 2010 and the later of the AGM of
       BHP Billiton Plc and the AGM of BHP Billiton
       Limited in 2009 [provided that BHP Billiton
       Plc may enter into a contract or contracts
       for the purchase of shares before the expiry
       of this authority which would or might be completed
       wholly or partly after such expiry and may
       make a purchase of shares in pursuance of any
       such contract or contracts]

S27.1  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 APR 2009

S27.2  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 29 MAY 2009

S27.3  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 JUN 2009

S27.4  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 JUL 2009

S27.5  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 SEP 2009

S27.6  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 NOV 2009

28.    Approve the remuneration report for the YE 30             Mgmt          For                            For
       JUN 2008

29.    Approve, for all purposes, the BHP Billiton               Mgmt          For                            For
       Plc Group Incentive Scheme, as amended; and
       the BHP Billiton Limited Group Incentive Scheme,
       as amended

30.    Approve to grant Deferred Shares and Options              Mgmt          For                            For
       under the BHP Billiton Limited Group Incentive
       Scheme and Performance Shares under the BHP
       Billiton Limited Long Term Incentive Plan to
       the Executive Director, Mr. M. J. Kloppers
       as specified

31.    Approve, for all purposes, including for the              Mgmt          For                            For
       purposes of Article 76 of the Articles of Association
       of BHP Billiton Plc, that the maximum aggregate
       remuneration which may be paid by BHP Billiton
       Plc to all the Non-Executive Directors in any
       year together with the remuneration paid to
       those Non-Executive Directors by BHP Billiton
       Limited be increased from USD 3,000,000 to
       USD 3,800,000

32.    Approve, for all purposes, including for the              Mgmt          For                            For
       purposes of Rule 76 of the Constitution of
       BHP Billiton Limited and ASX Listing Rule 10.17,
       that the maximum aggregate remuneration which
       may be paid by BHP Billiton Limited to all
       the Non-Executive Directors in any year together
       with the remuneration paid to those Non-Executive
       Directors by BHP Billiton Plc be increased
       from USD 3,000,000 to USD 3,800,000

S.33   Amend the Articles of Association of BHP Billiton         Mgmt          For                            For
       Plc, with effect from the close of this meeting,
       in the manner outlined in the Appendix to this
       Notice of Meeting and as set out in the amended
       Articles of Association tabled by the Chair
       of the meeting and signed for the purposes
       of identification

S.34   Amend the Constitution of BHP Billiton Limited,           Mgmt          For                            For
       with effect from the close of this meeting,
       in the manner outlined in the Appendix to this
       Notice of Meeting and as set out in the Constitution
       tabled by the Chair of the meeting and signed
       for the purposes of identification




--------------------------------------------------------------------------------------------------------------------------
 BHP BILLITON PLC                                                                            Agenda Number:  701729684
--------------------------------------------------------------------------------------------------------------------------
        Security:  G10877101
    Meeting Type:  AGM
    Meeting Date:  23-Oct-2008
          Ticker:
            ISIN:  GB0000566504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 500449 DUE TO SPLITTING OF RESOLUTIONS AND
       CHANGE IN VOTING STATUS. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1.     Approve the financial statements and statutory            Mgmt          For                            For
       reports for BHP Billiton Plc

2.     Approve the financial statements and statutory            Mgmt          For                            For
       reports for BHP Billiton Limited

3.     Re-elect Mr. Paul Anderson as a Director of               Mgmt          For                            For
       BHP Billiton Plc

4.     Re-elect Mr. Paul Anderson as a Director of               Mgmt          For                            For
       BHP Billiton Limited

5.     Re-elect Mr. Don Argus as a Director of BHP               Mgmt          For                            For
       Billiton Plc

6.     Re-elect Mr. Don Argus as a Director of BHP               Mgmt          For                            For
       Billiton Limited

7.     Re-elect Dr. John Buchanan as a Director of               Mgmt          For                            For
       BHP Billiton Plc

8.     Re-elect Dr. John Buchanan as a Director of               Mgmt          For                            For
       BHP Billiton Limited

9.     Re-elect Mr. David Crawford as a Director of              Mgmt          For                            For
       BHP Billiton Plc

10.    Re-elect Mr. David Crawford as a Director of              Mgmt          For                            For
       BHP Billiton Limited

11.    Re-elect Mr. Jacques Nasser as a Director of              Mgmt          For                            For
       BHP Billiton Plc

12.    Re-elect Mr. Jacques Nasser as a Director of              Mgmt          For                            For
       BHP Billiton Limited

13.    Re-elect Dr. John Schubert as a Director of               Mgmt          For                            For
       BHP Billiton Plc

14.    Re-elect Dr. John Schubert as a Director of               Mgmt          For                            For
       BHP Billiton Limited

15.    Elect Mr. Alan Boeckmann as a Director of BHP             Mgmt          For                            For
       Billiton Plc

16.    Elect Mr. Alan Boeckmann as a Director of BHP             Mgmt          For                            For
       Billiton Limited

17.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       elect Mr. Stephen Mayne as a Director of BHP
       Billiton Plc

18.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       elect Mr. Stephen Mayne as a Director of BHP
       Billiton Limited

19.    Elect Dr. David Morgan as a Director of BHP               Mgmt          For                            For
       Billiton Plc

20.    Elect Dr. David Morgan as a Director of BHP               Mgmt          For                            For
       Billiton Limited

21.    Elect Mr. Keith Rumble as a Director of BHP               Mgmt          For                            For
       Billiton Plc

22.    Elect Mr. Keith Rumble as a Director of BHP               Mgmt          For                            For
       Billiton Limited

23.    Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       BHP Billiton Plc and authorize the Board to
       determine their remuneration

24.    Grant authority to the issue of equity or equity-linked   Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of USD 277,983,328

S.25   Grant authority to the issue of equity or equity-linked   Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of USD 55,778,030

S.26   Authorize 223,112,120 BHP Billiton Plc ordinary           Mgmt          For                            For
       shares for market purchase

S27.1  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 APR 2009

S27.2  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 29 MAY 2009

S27.3  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 JUN 2009

S27.4  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 JUL 2009

S27.5  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 SEP 2009

S27.6  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 NOV 2009

28.    Approve the remuneration report for the YE 30             Mgmt          For                            For
       JUN 2008

29.    Amend BHP Billiton Plc Group Incentive Scheme             Mgmt          For                            For
       to BHP Billiton Limited Group Incentive Scheme

30.    Approve the grant of deferred shares and options          Mgmt          For                            For
       under the BHP Billiton Limited Group Incentive
       Scheme and the grant of performance shares
       under the BHP Billiton Limited Long Term Incentive
       Plan to the Executive Director, Mr. Marius
       J Kloppers as specified

31.    Approve, for all purposes, to increase maximum            Mgmt          For                            For
       aggregate remuneration paid by BHP Billiton
       Limited to all Non-Executive Directors together
       with the remuneration paid to those Non- Executive
       Directors by BHP Billiton Plc from USD 3,000,000
       to USD 3,800,000, including for the purposes
       of Article 76 of the Articles of Association
       of BHP Billion Plc

32.    Approve, for all purposes, to increase maximum            Mgmt          For                            For
       aggregate remuneration paid by BHP Billiton
       Limited to all Non-Executive Directors together
       with the remuneration paid to those Non- Executive
       Directors by BHP Billiton Plc from USD 3,000,000
       to USD 3,800,000, including for the purposes
       of Rule 76 of the Constitution of BHP Billion
       Limited and asx listing rule 10.17

S.33   Amend the article of association of BHP Billiton          Mgmt          For                            For
       Plc, with effect from the close of the 2008
       AGM of BHP Billiton Limited, as specified

S.34   Amend the Constitution of BHP Billiton Limited,           Mgmt          For                            For
       with the effect from the close the 2008 AGM
       of BHP Billiton Limited, as specified




--------------------------------------------------------------------------------------------------------------------------
 BILFINGER BERGER AG, MANNHEIM                                                               Agenda Number:  701867395
--------------------------------------------------------------------------------------------------------------------------
        Security:  D11648108
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  DE0005909006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 16 APR 09, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements, the group annual report, and the
       reports pursuant to Sections 289[4] and 315[4]
       of the German Commercial Code

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 74,392,204 as follows: payment
       of a dividend of EUR 2 per no-par share EUR
       3,768,000 shall be carried forward ex-dividend
       and payable date: 08 MAY 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors: a] for the 2009 FY:              Mgmt          For                            For
       Ernst + Young AG, Mannheim; b] for the 2009
       abbreviated accounts and the interim report:
       Ernst + Young AG, Mannheim

6.     Resolution on the creation of authorized capital          Mgmt          For                            For
       and the corresponding amendment to the Articles
       of Association the existing authorized capital
       I shall be revoked, the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the share capital
       by up to EUR 55,500,000 through the issue of
       new bearer no-par shares against contributions
       in cash and /or kind, on or before 06 MAY 2014,
       shareholders subscription rights may be excluded
       for the issue of new shares of up to EUR 22,300,000
       in the following cases: for residual amounts,
       for the granting of such rights to holders
       of convertible and/or option rights, for a
       capital increase of up to 10% of the share
       capital against contributions in cash if the
       shares are issued at a price not materially
       below their market price, and for the issue
       of shares against contributions in kind

7.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to EUR 11,158,830, at prices not deviating
       more than 10% from the market price of the
       shares, on or before 06 NOV 2010, the Board
       of Managing Directors shall be authorize d
       to sell the shares in a manner other than through
       the stock exchange or a rights offering if
       the shares are sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes or for satisfying
       conversion or option rights, and to retire
       the shares




--------------------------------------------------------------------------------------------------------------------------
 BIOVAIL CORP                                                                                Agenda Number:  701935376
--------------------------------------------------------------------------------------------------------------------------
        Security:  09067J109
    Meeting Type:  MIX
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  CA09067J1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" ONLY FOR RESOLUTIONS
       "3 TO 12" AND "IN FAVOR" OR 'ABSTAIN' ONLY
       FOR RESOLUTION NUMBERS "1.1 TO 1.11" AND "2".
       THANK YOU.

       To receive the audited comparative consolidated           Non-Voting    No vote
       financial statements of the Company as at and
       for the FYE 31 DEC 2008 and the Auditors' report
       thereon, a copy of which is enclosed herewith

1.1    Elect Dr. Douglas J.P. Squires as a Director              Mgmt          No vote
       for the ensuing year

1.2    Elect Mr. J. Spencer Lanthier as a Director               Mgmt          No vote
       for the ensuing year

1.3    Elect Mr. Serge Gouin as a Director for the               Mgmt          No vote
       ensuing year

1.4    Elect Mr. David H. Laidley as a Director for              Mgmt          No vote
       the ensuing year

1.5    Elect Mr. Mark Parrish as a Director for the              Mgmt          No vote
       ensuing year

1.6    Elect Dr. Laurence E. Paul as a Director for              Mgmt          No vote
       the ensuing year

1.7    Elect Mr. Robert N. Power as a Director for               Mgmt          No vote
       the ensuing year

1.8    Elect Mr. Lloyd M. Segal as a Director for the            Mgmt          No vote
       ensuing year

1.9    Elect Sir Louis R. Tull as a Director for the             Mgmt          No vote
       ensuing year

1.10   Elect Mr. Michael R. Van Every as a Director              Mgmt          No vote
       for the ensuing year

1.11   Elect Mr. William M. Wells as a Director for              Mgmt          No vote
       the ensuing year

2.     Re-appoint Ernst & Young LLP as the auditors              Mgmt          No vote
       for the ensuing year and authorize the Company's
       Board of Directors [the "Board of Directors"]
       to fix the Auditor's remuneration

3.     Approve the amendments to the Company's By-law            Mgmt          No vote
       to i] reduce the quorum requirement for meetings
       of shareholders of the Company, and ii] eliminate
       the Chairman's casting vote at meetings of
       the Board of Directors, as specified

4.     Approve the amendments to the Company's 2007              Mgmt          No vote
       Equity Compensation Plan [the "Plan"] to i]
       increase the number of common shares ["Common
       Shares"] issuable from treasury pursuant to
       the Plan, and ii) increase the percentage of
       Common Shares that can be issued upon vesting
       of restricted share units pursuant to the Plan,
       as specified

5.     PLEASE NOTE THAT THIS RESOLUTION IS A DISSIDENT           Shr           No vote
       SHAREHOLDER PROPOSAL 1. Amend By-Law 1 of the
       Corporation [the "By-Law"] by adding the following
       new paragraph after the first paragraph of
       Section 7 of the By-Law ["Election of Directors"]
       as specified

6.     PLEASE NOTE THAT THIS RESOLUTION IS A DISSIDENT           Shr           No vote
       SHAREHOLDER PROPOSAL 2. Amend By-Law 1 of the
       Corporation [the "Bye-Law"] by adding the following
       sentence as a new second paragraph of Section
       24 of the By-Law ["Indemnities to Directors
       and Others"] as specified

7.     PLEASE NOTE THAT THIS RESOLUTION IS A DISSIDENT           Shr           No vote
       SHAREHOLDER PROPOSAL 3. Approve to use best
       efforts to amend each indemnity agreement of
       the Corporation to ensure that the Corporation
       shall not indemnify any Director or officer
       with respect to any claim where the Corporation
       is not covered by or subject to reimbursement
       under any Directors and officers insurance
       policy of the Corporation

8.     PLEASE NOTE THAT THIS RESOLUTION IS A DISSIDENT           Shr           No vote
       SHAREHOLDER PROPOSAL 4. Amend By-Law 1 of the
       Corporation [the "Bye-Law"] by adding the following
       new paragraph after the first paragraph of
       Section 37 of the By-Law ["Proxies"] as specified

9.     PLEASE NOTE THAT THIS RESOLUTION IS A DISSIDENT           Shr           No vote
       SHAREHOLDER PROPOSAL 5. Amend Bye-Law 1 of
       the Corporation [the "Bye-Law"] by adding the
       following sentence after the first sentence
       of the new third paragraph of Section 37 of
       the Bye-Law ["Proxies"] as specified

10.    PLEASE NOTE THAT THIS RESOLUTION IS A DISSIDENT           Shr           No vote
       SHAREHOLDER PROPOSAL 6. Approve the Article
       9 of the Articles of Continuance of the Corporation
       be amended by adding the following to Schedule
       "B" attached to the Articles of Continuance,
       as specified

11.    PLEASE NOTE THAT THIS RESOLUTION IS A DISSIDENT           Shr           No vote
       SHAREHOLDER PROPOSAL 7. Amend the charter of
       the Compensation, Nominating and Corporate
       Governance Committee of the Board of Directors
       of the Corporation [the "Charter"] [now the
       Compensation Committee Charter and the Nominating
       and Corporate Governance Committee Charter,
       as applicable]; a) by deleting the last sentence
       of paragraph 7.1 [a] [now Paragraph 7.1[a]
       of the Nominating and Corporate Governance
       Committee Charter] and substituting the specified
       sentences b) by adding the new Section 11.2
       to the Charter [now Section 7.2[c] of the Nominating
       and Corporate Governance Committee Charter]:
       c) by adding the new Section 12.6 to the Charter
       [now Section 6.12 of the Compensation Committee
       Charter]; d) by adding the sentences after
       the sentence in Section 14 ["Disclosure and
       Reporting to the Board"] of the Charter [now
       Section 9.1 of the Compensation Committee Charter]:
       e) by deleting the sentence in Section 17 ["Charter
       Review"] of the Charter and substituting the
       following sentence [now Section 11 of the Compensation
       Committee Charter and Section 16 of the Nominating
       and Corporate Governance Committee Charter]:

12.    PLEASE NOTE THAT THIS RESOLUTION IS A DISSIDENT           Shr           No vote
       SHAREHOLDER PROPOSAL 8. Approve to use best
       efforts to amend consistent with the recommended
       guidelines of the Canadian Coalition for Good
       Governance in effect from time to time, each
       employment agreement of the Corporation to
       ensure that termination payments there under
       are not paid: i) if the executive is terminated
       for failing to deliver on agreed performance
       targets; and ii) in connection with any "change
       of control" provision unless [y] and actual
       change of control has occurred; and [z] the
       executive has been terminated by the Corporation
       [including by way of constructive dismissal]
       during a six [6] month period after the change
       of control

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BIOVAIL CORP                                                                                Agenda Number:  701955861
--------------------------------------------------------------------------------------------------------------------------
        Security:  09067J109
    Meeting Type:  MIX
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  CA09067J1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTIONS
       3 TO 12 AND "IN FAVOR" OR ''ABSTAIN" ONLY FOR
       RESOLUTION NUMBERS 1.1 TO 1.2.11 AND 2. THANK
       YOU.

       To receive the audited comparative consolidated           Non-Voting    No vote
       financial statements of the Company as at and
       for the FYE 31 DEC 2008 and the Auditors' report
       thereon, a Company of which is enclosed herewith

1.1    Elect Mr. Paul G. Haggis as a Director for the            Mgmt          No vote
       ensuing year

1.2    Elect Mr. Frank Potter as a Director for the              Mgmt          No vote
       ensuing year

       PLEASE NOTE THAT ALTHOUGH THERE ARE 11 CANDIDATES         Non-Voting    No vote
       TO BE ELECTED AS DIRECTORS, THERE ARE ONLY
       9 VACANCIES AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 9 OF THE 11 DIRECTORS.
       THANK YOU.

1.2.1  Elect Dr. Douglas J.P. Squires as a Director              Mgmt          No vote
       for the ensuing year

1.2.2  Elect Mr. William M. Wells as a Director for              Mgmt          No vote
       the ensuing year

1.2.3  Elect Mr. J. Spencer Lanthier as a Director               Mgmt          No vote
       for the ensuing year

1.2.4  Elect Mr. David H. Laidley as a Director for              Mgmt          No vote
       the ensuing year

1.2.5  Elect Mr. Mark Parrish as a Director for the              Mgmt          No vote
       ensuing year

1.2.6  Elect Sir Louis R. Tull as a Director for the             Mgmt          No vote
       ensuing year

1.2.7  Elect Mr. Robert N. Power as a Director for               Mgmt          No vote
       the ensuing year

1.2.8  Elect Mr. Lloyd M. Segal as a Director for the            Mgmt          No vote
       ensuing year

1.2.9  Elect Mr. Serge Gouin as a Director for the               Mgmt          No vote
       ensuing year

1.210  Elect Dr. Laurence E. Paul as a Director for              Mgmt          No vote
       the ensuing year

1.211  Elect Mr. Michael R. Van Every as a Director              Mgmt          No vote
       for the ensuing year

2.     Re-appoint Ernst & Young LLP as the Auditor               Mgmt          No vote
       for the ensuing year and authorize the Directors
       to fix the Auditors' remuneration

3.     Approve the amendments to Biovail's By-Law to             Mgmt          No vote
       i) reduce the quorum requirement for meetings
       of shareholders of the Company, and ii) eliminate
       the Chairman's casting vote at meetings of
       the Board of Director; [as specified]

4.     Approve the amendments to Biovail's 2007 Equity           Mgmt          No vote
       Compensation Plan [the "Plan"] to i) increase
       the number of common shares ["Common Shares"]
       issuable from treasury pursuant to the Plan,
       and ii) increase the % of Common Shares that
       can be issued upon vesting of restricted share
       units pursuant to the Plan [as specified]

5.     PLEASE NOTE THAT THIS IS A DISSIDENT SHAREHOLDER          Shr           No vote
       PROPOSAL: Approve the Dissident Resolution
       1

6.     PLEASE NOTE THAT THIS IS A DISSIDENT SHAREHOLDER          Shr           No vote
       PROPOSAL: Approve the Dissident Resolution
       2

7.     PLEASE NOTE THAT THIS IS A DISSIDENT SHAREHOLDER          Shr           No vote
       PROPOSAL: Approve the Dissident Resolution
       3

8.     PLEASE NOTE THAT THIS IS A DISSIDENT SHAREHOLDER          Shr           No vote
       PROPOSAL: Approve the Dissident Resolution
       4

9.     PLEASE NOTE THAT THIS IS A DISSIDENT SHAREHOLDER          Shr           No vote
       PROPOSAL: Approve the Dissident Resolution
       5

10.    PLEASE NOTE THAT THIS IS A DISSIDENT SHAREHOLDER          Shr           No vote
       PROPOSAL: Approve the Dissident Resolution
       6

11.    PLEASE NOTE THAT THIS IS A DISSIDENT SHAREHOLDER          Shr           No vote
       PROPOSAL: Approve the Dissident Resolution
       7

12.    PLEASE NOTE THAT THIS IS A DISSIDENT SHAREHOLDER          Shr           No vote
       PROPOSAL: Approve the Dissident Resolution
       8

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BLUESCOPE STEEL LTD, MELBOURNE VIC                                                          Agenda Number:  701730980
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1415L102
    Meeting Type:  AGM
    Meeting Date:  13-Nov-2008
          Ticker:
            ISIN:  AU000000BSL0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report, financial statements           Non-Voting    No vote
       and the reports of the Directors and the Auditor
       for the YE 30 JUN 2008

2.     Adopt the remuneration report [which is contained         Mgmt          For                            For
       in the Directors' report] for the YE 30 JUN
       2008

3.A    Re-elect Mr. Graham Kraehe as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

3.B    Re-elect Mr. Tan Yam Pin as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

3.C    Elect Mr. Doug Jukes as a Director, who vacates           Mgmt          For                            For
       office in accordance with the Company's Constitution

4.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14, the grant
       of share rights to the Managing Director and
       Chief Executive Officer, Mr. Paul O'Malley,
       under the Long Term Incentive Plan as specified

5.     Approve to increase the total amount or value             Mgmt          For                            For
       of the remuneration payable to Non-Executive
       Directors for the purpose of rule 11.9 of the
       Company's Constitution from a maximum amount
       of AUD 2,250,000 per annum [inclusive of superannuation
       contributions] to a maximum amount of AUD 2,925,000
       per annum [inclusive of superannuation contributions]

S.6    Approve to renew the proportional takeover provisions     Mgmt          For                            For
       in rules 6.12 to 6.16 [inclusive] of the Constitution
       for a period of 3 years commencing immediately




--------------------------------------------------------------------------------------------------------------------------
 BNP PARIBAS                                                                                 Agenda Number:  701830716
--------------------------------------------------------------------------------------------------------------------------
        Security:  F1058Q238
    Meeting Type:  EGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  FR0000131104
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

1.     Grant authority for the new class of preferred            Mgmt          For                            For
       stock [Class B] and amend Bylaws accordingly,
       subject to approval of item 2

2.     Grant authority for the issuance of preferred             Mgmt          For                            For
       stock [Class B] in favor of societe de Prise
       de participation de 1'Etat [SPPE] for up to
       aggregate nominal amount of EUR 608,064,070,
       subject to approval of item 1

3.     Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

4.     Grant authority for the capitalization of reserves        Mgmt          For                            For
       of up to EUR 1 billion for bonus issue or increase
       in par value, subject to approval of items
       1 and 2

5.     Grant authority for the filing of required documents/otherMgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 BNP PARIBAS                                                                                 Agenda Number:  701930047
--------------------------------------------------------------------------------------------------------------------------
        Security:  F1058Q238
    Meeting Type:  MIX
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  FR0000131104
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 540421 DUE TO ADDITION IN RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU

O.1    Approve to accept consolidated financial statements       Mgmt          For                            For
       and statutory reports

O.2    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 1.00 per Share

O.4    Approve the Auditors' Special report regarding            Mgmt          For                            For
       related-party transactions

O.5    Grant authority repurchase of up to 10% issued            Mgmt          For                            For
       share capital

O.6    Re-elect Mr. Claude Bebear as a Director                  Mgmt          For                            For

O.7    Re-elect Mr. Jean-Louis Beffa as a Director               Mgmt          For                            For

O.8    Re-elect Mr. Denis Kessler as a Director                  Mgmt          For                            For

O.9    Re-elect Mr. Laurence Parisot as a Director               Mgmt          Against                        Against

O.10   Re-elect Mr. Michel Pebereau as a Director                Mgmt          For                            For

E.11   Approve the contribution in kind of 98,529,695            Mgmt          For                            For
       Fortis Banque shares by Societe Federale de
       Participations et d'Investissement [SFPI]

E.12   Approve the contribution in kind of 263,586,083           Mgmt          For                            For
       Fortis Banque Luxembourg shares by Grand Duchy
       of Luxembourg

E.13   Grant authority the capital increase of up to             Mgmt          For                            For
       10% of issued capital for future acquisitions

E.14   Approve the changes in the procedures for B               Mgmt          For                            For
       shares-Corresponding amendments to the Articles
       of Association

E.15   Approve to reduce the share capital via cancellation      Mgmt          For                            For
       of repurchased shares

E.16   Grant authority the filing of required documents/other    Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 BNP PARIBAS, PARIS                                                                          Agenda Number:  701766961
--------------------------------------------------------------------------------------------------------------------------
        Security:  F1058Q238
    Meeting Type:  EGM
    Meeting Date:  19-Dec-2008
          Ticker:
            ISIN:  FR0000131104
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

1.     Approve the contribution in kind of 98,529,695            Mgmt          For                            For
       Fortis Banque shares by SFPI

2.     Approve the contribution in kind of 263,586,083           Mgmt          For                            For
       Fortis Banque Luxembourg shares by Grand Duchy
       of Luxembourg

3.     Grant authority to increase the capital of up             Mgmt          For                            For
       to 10% of issued capital for future acquisitions

4.     Grant authority for filing of required documents/other    Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 BOC HONG KONG HLDGS LTD                                                                     Agenda Number:  701902151
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0920U103
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  HK2388011192
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited statement of              Mgmt          For                            For
       accounts and the reports of the Directors and
       the Auditors of the Company for the YE 31 DEC
       2008

2.A    Re-elect Mr. XIAO Gang as a Director of the               Mgmt          Against                        Against
       Company

2.B    Re-elect Mr. LI Zaohang as a Director of the              Mgmt          For                            For
       Company

2.C    Re-elect Mr. ZHOU Zaiqun as a Director of the             Mgmt          For                            For
       Company

2.D    Re-elect Mr. KOH Beng Seng as a Director of               Mgmt          For                            For
       the Company

2.E    Re-elect Mr. TUNG Savio Wai-Hok as a Director             Mgmt          For                            For
       of the Company

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Board of Directors
       or a duly authorized Committee of the Board
       to determine their remuneration

4.     Authorize the Board of Directors to allot, issue          Mgmt          For                            For
       and deal with additional shares of the Company,
       not exceeding 20% or, in the case of issue
       of shares solely for cash and unrelated to
       any asset acquisition, not exceeding 5% of
       the of the issued share capital of the Company
       as at the date of passing this Resolution

5.     Authorize the Board of Directors to repurchase            Mgmt          For                            For
       shares in the Company, not exceeding 10% of
       the issued share capital of the Company as
       at the date of passing this Resolution

6.     Approve, conditional on the passing of Resolutions        Mgmt          For                            For
       4 and 5, to extend the general mandate granted
       by Resolution 4 by adding thereto the shares
       repurchased pursuant to the general mandate
       granted by Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 BOLIDEN AB, STOCKHOLM                                                                       Agenda Number:  701865086
--------------------------------------------------------------------------------------------------------------------------
        Security:  W17218103
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SE0000869646
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Open of the meeting                                       Mgmt          For                            For

2.     Elect Mr. Anders Ullberg as the Chairman of               Mgmt          For                            For
       meeting

3.     Approve list of shareholders                              Mgmt          For                            For

4.     Approve the agenda of meeting                             Mgmt          For                            For

5.     Approve to designate the Inspector(s) of minutes          Mgmt          For                            For
       of the meeting

6.     Acknowledge the proper convening of the meeting           Mgmt          For                            For

7.     Receive the financial statements and statutory            Mgmt          For                            For
       reports and the Auditor's report

8.     Receive the report on the work of the Board               Mgmt          For                            For
       and its Committees

9.     Receive the President's report                            Mgmt          For                            For

10.    Receive the report on the audit work during               Mgmt          For                            For
       2008

11.    Approve the financial statements and statutory            Mgmt          For                            For
       reports

12.    Approve the allocation of income and dividends            Mgmt          For                            For
       of SEK 1.00 per share

13.    Grant discharge to the Board and the President            Mgmt          For                            For

14.    Receive the Nominating Committee's report                 Mgmt          For                            For

15.    Approve to determine the number of Members as             Mgmt          For                            For
       8 without Deputy Members for the Board

16.    Approve the remuneration of the Directors in              Mgmt          For                            For
       the amount of SEK 850,000 for the Chairman,
       and SEK 325,000  for the other Directors and
       the remuneration of Committee work

17.    Re-elect Merrs. Marie Berglund, Staffan Bohman,           Mgmt          For                            For
       Lennart Evrell, Ulla Litzen, Leif Ronnback,
       Matti Sundberg, Anders Sundstrom, and Anders
       Ullberg (Chair) as the Directors

18.    Approve the remuneration of the Auditors                  Mgmt          For                            For

19.    Ratify Ernst Young AB as the Auditors until               Mgmt          For                            For
       2013 AGM

20.    Approve the Remuneration Policy and other terms           Mgmt          For                            For
       of employment for the Executive Management

21.    Elect Merrs. Anders Algotsson, Lars-Erik Forsgardh,       Mgmt          For                            For
       Asa Nisell, Carl Rosen and Anders Ullberg as
       the Members of the Nominating Committee

22.    Close the meeting                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BOLLORE                                                                                     Agenda Number:  701918368
--------------------------------------------------------------------------------------------------------------------------
        Security:  F10659112
    Meeting Type:  MIX
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  FR0000039299
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

       Report of the Board of Directors                          Non-Voting    No vote

       Special report of the statutory Auditor                   Non-Voting    No vote

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       2008 FY

O.2    Approve the consolidated accounts for the 2008            Mgmt          For                            For
       FY

O.3    Approve the distribution of profits                       Mgmt          For                            For

O.4    Appoint a Board Member                                    Mgmt          Against                        Against

O.5    Appoint a Board Member                                    Mgmt          Against                        Against

O.6    Approve the regulated agreements                          Mgmt          For                            For

O.7    Grant powers for formalities                              Mgmt          For                            For

E.1    Authorize the Board of Directors in order to              Mgmt          For                            For
       increase capital by issuing common shares or
       any securities, giving access to the capital
       with maintenance of preferential subscription
       rights

E.2    Authorize the Board of Director to increase               Mgmt          For                            For
       capital by issuing common shares or any securities,
       giving access to the capital with maintenance
       of preferential subscription rights

E.3    Authorize the Board of Directors to carry out             Mgmt          For                            For
       a capital increase limited to 10% of capital
       to pay contributions of securities or warrants
       giving access to capital

E.4    Authorize the Board of Directors to carry out             Mgmt          Against                        Against
       a capital increase by issuing shares reserved
       for employees

E.5    Amend the statutes in order to harmonize with             Mgmt          Against                        Against
       the provisions of Article 57 of the Law of
       Modernization of the Economy of 04 AUG 2008

E.6    Grant powers to confer                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BOMBARDIER INC                                                                              Agenda Number:  701909814
--------------------------------------------------------------------------------------------------------------------------
        Security:  097751101
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  CA0977511017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "ABSTAIN" ONLY FOR RESOLUTIONS
       1.1 to 1.13 AND 2 AND "IN FAVOR" OR "AGAINST"
       ONLY FOR RESOLUTION NUMBERS 3.1, 3.2, 3.3 AND
       3.4. THANK YOU.

       Receipt of the consolidated financial statements          Non-Voting    No vote
       of Bombardier Inc. for the FYE 31 JAN 2009
       and the Auditors' report thereon

1.1    Elect Mr. Laurent Beaudoin as a Director of               Mgmt          For                            For
       Bombardier Inc.

1.2    Elect Mr. Pierre Beaudoin as a Director of Bombardier     Mgmt          For                            For
       Inc.

1.3    Elect Mr. Andre Berard as a Director of Bombardier        Mgmt          For                            For
       Inc.

1.4    Elect Mr. J. R. Andre Bombardier as a Director            Mgmt          For                            For
       of Bombardier Inc.

1.5    Elect Mrs. Janine Bombardier as a Director of             Mgmt          For                            For
       Bombardier Inc.

1.6    Elect Mr. L. Denis Desautels as a Director of             Mgmt          For                            For
       Bombardier Inc.

1.7    Elect Mr. Thierry Desmarest as a Director of              Mgmt          For                            For
       Bombardier Inc.

1.8    Elect Mr. Jean-Louis Fontaine as a Director               Mgmt          For                            For
       of Bombardier Inc.

1.9    Elect Mr. Daniel Johnson as a Director of Bombardier      Mgmt          For                            For
       Inc.

1.10   Elect Mr. Jean C. Monty as a Director of Bombardier       Mgmt          For                            For
       Inc.

1.11   Elect Mr. Carlos E. Represas as a Director of             Mgmt          For                            For
       Bombardier Inc.

1.12   Elect Mr. Jean-Pierre Rosso as a Director of              Mgmt          For                            For
       Bombardier Inc.

1.13   Elect Mr. Heinrich Weiss as a Director of Bombardier      Mgmt          For                            For
       Inc.

2.     Appoint Ernst Young LLP, Chartered Accountants,           Mgmt          For                            For
       as the External Auditors of Bombardier Inc.
       and authorize Directors of Bombardier Inc.
       to fix their remuneration

3.1    PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:        Shr           For                            Against
       adopt a rule of governance stipulating that
       the Compensation Policy of their Executive
       Officers be submitted to a consultative vote
       by the shareholders

3.2    PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:        Shr           Against                        For
       adopt a policy stipulating that 50% of the
       new candidates nominated as the Directors are
       women until parity between men and women are
       achieved

3.3    PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:        Shr           Against                        For
       adopt the same policy on independence for the
       Members of the Compensation Committee and Outside
       Compensation Consultants as for the Members
       of the Audit Committee and the External Auditors

3.4    PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:        Shr           Against                        For
       adopt a Governance Rule limiting to 4, the
       number of Boards on which any of its Directors
       may serve

4.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BOMBARDIER INC                                                                              Agenda Number:  701909826
--------------------------------------------------------------------------------------------------------------------------
        Security:  097751200
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  CA0977512007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "ABSTAIN" ONLY FOR RESOLUTIONS
       1.1 to 1.13 AND 2 AND "IN FAVOR" OR "AGAINST"
       ONLY FOR RESOLUTION NUMBERS 3.1, 3.2, 3.3 AND
       3.4. THANK YOU.

       Receipt of the consolidated financial statements          Non-Voting    No vote
       of Bombardier Inc. for the FYE 31 JAN 2009
       and the Auditors' report thereon

1.1    Elect Mr. Laurent Beaudoin as a Director of               Mgmt          For                            For
       Bombardier Inc.

1.2    Elect Mr. Pierre Beaudoin as a Director of Bombardier     Mgmt          For                            For
       Inc.

1.3    Elect Mr. Andre Berard as a Director of Bombardier        Mgmt          For                            For
       Inc.

1.4    Elect Mr. J. R. Andre Bombardier as a Director            Mgmt          For                            For
       of Bombardier Inc.

1.5    Elect Mrs. Janine Bombardier as a Director of             Mgmt          For                            For
       Bombardier Inc.

1.6    Elect Mr. L. Denis Desautels as a Director of             Mgmt          For                            For
       Bombardier Inc.

1.7    Elect Mr. Thierry Desmarest as a Director of              Mgmt          For                            For
       Bombardier Inc.

1.8    Elect Mr. Jean-Louis Fontaine as a Director               Mgmt          For                            For
       of Bombardier Inc.

1.9    Elect Mr. Daniel Johnson as a Director of Bombardier      Mgmt          For                            For
       Inc.

1.10   Elect Mr. Jean C. Monty as a Director of Bombardier       Mgmt          For                            For
       Inc.

1.11   Elect Mr. Carlos E. Represas as a Director of             Mgmt          For                            For
       Bombardier Inc.

1.12   Elect Mr. Jean-Pierre Rosso as a Director of              Mgmt          For                            For
       Bombardier Inc.

1.13   Elect Mr. Heinrich Weiss as a Director of Bombardier      Mgmt          For                            For
       Inc.

2.     Appoint Ernst Young LLP, Chartered Accountants,           Mgmt          For                            For
       as the External Auditors of Bombardier Inc.
       and authorize Directors of Bombardier Inc.
       to fix their remuneration

3.1    PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:        Shr           For                            Against
       adopt a rule of governance stipulating that
       the Compensation Policy of their Executive
       Officers be submitted to a consultative vote
       by the shareholders

3.2    PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:        Shr           Against                        For
       adopt a policy stipulating that 50% of the
       new candidates nominated as the Directors are
       women until parity between men and women are
       achieved

3.3    PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:        Shr           Against                        For
       adopt the same policy on independence for the
       Members of the Compensation Committee and Outside
       Compensation Consultants as for the Members
       of the Audit Committee and the External Auditors

3.4    PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:        Shr           Against                        For
       adopt a Governance Rule limiting to 4, the
       number of Boards on which any of its Directors
       may serve

4      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BORAL LTD NEW                                                                               Agenda Number:  701711423
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q16969109
    Meeting Type:  AGM
    Meeting Date:  24-Oct-2008
          Ticker:
            ISIN:  AU000000BLD2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial reports, the Directors'             Non-Voting    No vote
       report and the Auditors' reports for the YE
       30 JUN 2008

1.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008

2.     Elect Mr. Paul Rayner as a Director, who retires          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BOUYGUES, PARIS                                                                             Agenda Number:  701838457
--------------------------------------------------------------------------------------------------------------------------
        Security:  F11487125
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  FR0000120503
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve the accept consolidated financial statements      Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 1.60 per share

O.4    Receive the Auditors special report regarding             Mgmt          For                            For
       related party transactions

O.5    Re-elect Mr. Martin Bouygues as a Director                Mgmt          For                            For

O.6    Re-elect Mr. Francis Bouygues as a Director               Mgmt          For                            For

O.7    Re-elect Mr. Pierre Barberis as a Director                Mgmt          For                            For

O.8    Re-elect Mr. Francois Bertiere as a Director              Mgmt          For                            For

O.9    Re-elect Mr. Georges Chodron De Courcel as a              Mgmt          For                            For
       Director

O.10   Re-appoint Ernst and Young audit as the Auditor           Mgmt          For                            For

O.11   Appoint Auditex as the Alternate Autditor                 Mgmt          For                            For

O.12   Grant authority for the repurchase of up to               Mgmt          Against                        Against
       10% of issued share capital

E.13   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.14   Grant authority for the issuance of equity or             Mgmt          For                            For
       equity linked securities with preemptive rights
       up to aggregate nominal amount of EUR 150 million

E.15   Grant authority for the capitalization of reserves        Mgmt          For                            For
       of up to EUR 4 billion for bond issue or increase
       in par value

E.16   Grant authority for the issuance of equity or             Mgmt          For                            For
       equity-linked securities without preemptive
       rights up to aggregate nominal amount of EUR
       150 million

E.17   Authorize the Board to increase capital in the            Mgmt          For                            For
       event of additional demand related to delegation
       submitted to shareholders vote under items
       14 and 16

E.18   Authorize the Board to set issue price for 10%            Mgmt          For                            For
       of issued capital per year pursuant to issue
       authority without preemptive rights

E.19   Grant authority for the capital increase up               Mgmt          Against                        Against
       to 10% of issued capital for future acquisitions

E.20   Grant authority for the capital increase up               Mgmt          Against                        Against
       to aggregate nominal amount of EUR 150 million
       for future exchange offers

E.21   Approve the employee Stock Purchase Plan                  Mgmt          For                            For

E.22   Grant authority for the issuance of equity upon           Mgmt          Against                        Against
       conversion of a subsidiary equity-linked securities
       up to EUR 150 million

E.23   Approve the issuance of securities convertible            Mgmt          For                            For
       into debt up to an aggregate amount of EUR
       5 billion

E.24   Authorize the Board to issue free warrants with           Mgmt          Against                        Against
       preemptive rights during a public tender offer

E.25   Approve to allow the Board to use all outstanding         Mgmt          Against                        Against
       capital authorizations in the event of a public
       tender

E.26   Grant authority for filing of required documents/other    Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 BP P L C                                                                                    Agenda Number:  701833293
--------------------------------------------------------------------------------------------------------------------------
        Security:  G12793108
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  GB0007980591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       accounts for the YE 31 DEC 2008

2.     Approve the Directors remuneration report for             Mgmt          Against                        Against
       the YE 31 DEC 2008

3.     Re-elect Mr. A. Burgmans  as a Director                   Mgmt          For                            For

4.     Re-elect Mrs. C. B. Carroll as a Director                 Mgmt          For                            For

5.     Re-elect Sir William Castell  as a Director               Mgmt          For                            For

6.     Re-elect Mr. I. C. Conn  as a Director                    Mgmt          For                            For

7.     Re-elect Mr. G. David as a Director                       Mgmt          For                            For

8.     Re-elect Mr. E. B. Davis  as a Director                   Mgmt          For                            For

9.     Re-elect Mr. R. Dudley  as a Director                     Mgmt          For                            For

10.    Re-elect Mr. D. J. Flint as a Director                    Mgmt          For                            For

11.    Re-elect Dr. B. E. Grote  as a Director                   Mgmt          For                            For

12.    Re-elect Dr. A. B. Hayward   as a Director                Mgmt          For                            For

13.    Re-elect Mr. A. G. Inglis  as a Director                  Mgmt          For                            For

14.    Re-elect Dr. D. S. Julius  as a Director                  Mgmt          For                            For

15.    Re-elect Sir Tom McKillop  as a Director                  Mgmt          For                            For

16.    Re-elect Sir Ian Prosser  as a Director                   Mgmt          For                            For

17.    Re-elect Mr. P. D. Sutherland as a Director               Mgmt          For                            For

18.    Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       from the conclusion of this meeting until the
       conclusion of the next general meeting before
       which accounts are laid and to authorize the
       Directors to fix the Auditors remuneration

S.19   Authorize the Company, in accordance with Section         Mgmt          For                            For
       163[3] of the Companies Act 1985, to make market
       purchases [Section 163[3]] with nominal value
       of USD 0.25 each in the capital of the Company,
       at a minimum price of USD 0.25 and not more
       than 5% above the average market value for
       such shares derived from the London Stock Exchange
       Daily Official List, for the 5 business days
       preceding the date of purchase; [Authority
       expires at the conclusion of the AGM of the
       Company in 2010 or 15 JUL 2010]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

20.    Authorize the Directors by the Company's Articles         Mgmt          For                            For
       of Association to allot relevant securities
       up to an aggregate nominal amount equal to
       the Section 80 Amount of USD 1,561 million,
       ; [Authority expires the earlier of the conclusion
       of the next AGM in 2010 of the Company or 15
       JUL 2010]

S.21   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       89 of the Companies Act 1985, to allot equity
       securities [Section 89] to the allotment of
       equity securities: a) in connection with a
       rights issue; b) up to an aggregate nominal
       amount of USD 234 million; [Authority expires
       the earlier of the conclusion of the next AGM
       in 2010 of the Company or 15 JUL 2010];

S.22   Grant authority for the calling of general meeting        Mgmt          Against                        Against
       of the Company by notice of at least 14 clear
       days

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT RESOLUTION 15 IS NOT BEING               Non-Voting    No vote
       COUNTED AT THE MEETING, AS MR. TOM MCKILLOP
       IS NO LONGER STANDING AS DIRECTOR. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BRADFORD & BINGLEY PLC, BINGLEY WEST YORKSHIRE                                              Agenda Number:  701644987
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1288A101
    Meeting Type:  EGM
    Meeting Date:  07-Jul-2008
          Ticker:
            ISIN:  GB0002228152
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 481630 DUE TO CHANGE IN MEETING DATE AND
       ADDITION OF RESOLUTION. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1.     Approve ot increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 220,500,000 to GBP
       411,317,312.25 by the creation of 763,269,249
       ordinary shares of 25 pence each forming a
       single class with the existing ordinary shares
       of 25 pence each in the capital of the Company
       and authorize the Directors of the Company,
       purpose to Section 80 of the Companies Act
       1985 [the Act], without prejudice and in addition
       to the authority conferred by resolution 12
       passed at the Company's AGM held on 22 APR
       2008, to exercise all the powers of the Company
       to allot relevant securities [within the meaning
       of that Section of the Act] up to an aggregate
       nominal amount of GBP 190,817,312.25 and; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company in 2009 or 15 months];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.2    Authorize the Directors, subject to passing               Mgmt          For                            For
       of resolution 1 and 3 and pursuant to Section
       95 of the Act, without prejudice and in addition
       to the authority conferred by resolution 13
       passed at the Company's AGM held on 22 APR
       2008, to allot equity securities [Section 94(2)
       of the Act] for cash pursuant to the authority
       conferred by Resolution 1, disapplying the
       statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of up to 469,432,646 ordinary shares
       of 25 pence each in a connection with Rights
       Issue [as specified]; [Authority expire upon
       the expiry of the general authority conferred
       by resolution 1] and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.3    Approve, subject to and conditional upon the              Mgmt          For                            For
       passing of resolution 1 and 2, the terms of
       the TPG Investment as specified, including
       the issue price of 55 pence per share which
       is a discount of 38% to the closing market
       price of 88.25 pence per share on 30 MAY 2008
       [the last trading day prior to the Company's
       announcement on 02 JUN 2008] and authorize
       the Directors pursuant to Section 95 of the
       Act, without prejudice and in addition to the
       authority conferred by resolution 13 passed
       at the Company's AGM held on 22 APR 2008, to
       allot equity securities [Section 94(2) of the
       Act] for cash pursuant to the authority conferred
       by Resolution 1 or, disapplying the statutory
       pre-emption rights [Section 89(1)], provided
       that this power is limited to the allotment
       of 293,836,603 ordinary shares of 25 pence
       each in connection with the subscription for
       such securities by TPG Omega Advisor V [Cayman],
       Inc. or by any other member of TPG [as specified]
       and; [Authority expire upon the expiry of the
       general authority conferred by resolution 1]

S.4    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to completion of the initial Subscription by
       TPG as specified, and pursuant to Section 95
       of the Act to allot equity securities [Section
       94(2) of the Act] of the Company, for cash
       pursuant to the authority conferred by Resolution
       12 passed at the Company's AGM held on 22 APR
       2008 and without prejudice and in addition
       to the authority conferred by resolution 13
       passed at that meeting or, disapplying the
       statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities in favor of
       the holders of ordinary shares on the register
       of members at such record date as the Directors
       of the Company may determine where the equity
       securities respectively attributable to the
       interests of the shareholders are proportinate
       to the respective numbers of ordinary shars
       held by them on any such record dates, subject
       to such exclusions or other arrangements as
       the directors of the Company may deem necessary
       or expedient ot deal with treasury shares,
       fractional entitlements or legal or practical
       problems arising under the laws of any overseas
       territory or the requirements of any regulatory
       body or stock exchange or by virtue of shares
       being represented by depositary receipts or
       any other matter whatever; or up to an aggregate
       nominal value of GBP 7,720,931 and; [Authority
       expire upon the expiry of the general authority
       conferred by resolution 12 passed at the Company's
       AGM held on 22 APR 2008]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

5.     Approve the authorized share capital of the               Mgmt          For                            For
       Company be increased by the creation of an
       additional 200,000,000 ordinary shares of 25
       pence each in the capital of the Company each
       forming a single class with the existing ordinary
       shares of 25 pence each in the Company; and
       pursuant to Article 145 of the Company's Articles
       of Association upon the recommendation of the
       Directors of the Company, an amount of up to
       GBP 50,000,000 [being part of the sums Standing
       to the credit of the Company's share premium
       account] be capitalized, being such amount
       as the Directors of the Company may determine
       for the purposes of issuing new, ordinary shares
       instead of paying an interim dividend in respect
       of the FYE 31 DEC 2008 and authorize the Directors
       of the Company to apply such amount in paying
       up new ordinary shares and to allot such shares,
       credited as fully paid, to the holders of ordinary
       shares on the register on such record date
       as the Directors of the Company may determine
       with authority to deal with fractional entitlements
       arising out of such allotment as they think
       fit and authority to take all such other steps
       as they may deem necessary or desirable to
       implement such capitalization and allotment;
       and authorize the Directors of the Company,
       purposes to Section 80 of the Companies Act
       1985 [the Act] to allot relevant securities
       up to an aggregate nominal amount of GBP 50,000,000,
       provided that such authority shall be limited
       to the allotment of relevant securities [within
       the meaning of that Section of the Act] pursuant
       to in connection with or for the purposes of
       the capitalization of reserves referred to
       this resolution, and [Authority expire on 31
       DEC 2008 and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry




--------------------------------------------------------------------------------------------------------------------------
 BRADFORD & BINGLEY PLC, BINGLEY WEST YORKSHIRE                                              Agenda Number:  701660638
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1288A101
    Meeting Type:  EGM
    Meeting Date:  17-Jul-2008
          Ticker:
            ISIN:  GB0002228152
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 220,500,000 to GBP
       411,317,312.25 by the creation of 763,269,249
       ordinary shares of 25 pence each forming a
       single class with the existing ordinary shares
       of 25 pence each in the capital of the Company
       and authorize the Directors of the Company,
       purpose to Section 80 of the Companies Act
       1985 [the Act], without prejudice and in addition
       to the authority conferred by resolution 12
       passed at the Company's AGM held on 22 APR
       2008, to exercise all the powers of the Company
       to allot relevant securities [within the meaning
       of that Section of the Act] up to an aggregate
       nominal amount of GBP 190,817,312.25; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company in 2009 or 15 months];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

2.     Authorize the Directors, subject to passing               Non-Voting    No vote
       of resolution 1 and 3 and pursuant to Section
       95 of the Act, without prejudice and in addition
       to the authority conferred by resolution 13
       passed at the Company's AGM held on 22 APR
       2008, to allot equity securities [Section 94(2)
       of the Act] for cash pursuant to the authority
       conferred by Resolution 1, disapplying the
       statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of up to 469,432,646 ordinary shares
       of 25 pence each in a connection with Rights
       Issue [as specified]; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company in 2009 or 15 months]; and the
       Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

3.     Approve, subject to and conditional upon the              Non-Voting    No vote
       passing of resolution 1 and 2, the terms of
       the TPG Investment as specified, including
       the issue price of 55 pence per share which
       is a discount of 38% to the closing market
       price of 88.25 pence per share on 30 MAY 2008
       [the last trading day prior to the Company's
       announcement on 02 JUN 2008] and authorize
       the Directors pursuant to Section 95 of the
       Act, without prejudice and in addition to the
       authority conferred by resolution 13 passed
       at the Company's AGM held on 22 APR 2008, to
       allot equity securities [Section 94(2) of the
       Act] for cash pursuant to the authority conferred
       by Resolution 1 or, disapplying the statutory
       pre-emption rights [Section 89(1)], provided
       that this power is limited to the allotment
       of 293,836,603 ordinary shares of 25 pence
       each in connection with the subscription for
       such securities by TPG Omega Advisor V [Cayman],
       Inc. or by any other member of TPG [as specified]
       and; [Authority expires the earlier of the
       conclusion of the next AGM of the Company in
       2009 or 15 months];

4.     Authorize the Directors of the Company, subject           Non-Voting    No vote
       to completion of the initial Subscription by
       TPG as specified, and pursuant to Section 95
       of the Act to allot equity securities [Section
       94(2) of the Act] of the Company, for cash
       pursuant to the authority conferred by Resolution
       12 passed at the Company's AGM held on 22 APR
       2008 and without prejudice and in addition
       to the authority conferred by resolution 13
       passed at that meeting or, disapplying the
       statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities in favor of
       the holders of ordinary shares on the register
       of members at such record date as the Directors
       of the Company may determine where the equity
       securities respectively attributable to the
       interests of the shareholders are proportionate
       to the respective numbers of ordinary shares
       held by them on any such record dates, subject
       to such exclusions or other arrangements as
       the directors of the Company may deem necessary
       or expedient to deal with treasury shares,
       fractional entitlements or legal or practical
       problems arising under the laws of any overseas
       territory or the requirements of any regulatory
       body or stock exchange or by virtue of shares
       being represented by depositary receipts or
       any other matter whatever; or up to an aggregate
       nominal value of GBP 7,720,931 and; [Authority
       expire upon the expiry of the general authority
       conferred by resolution 12 passed at the Company's
       AGM held on 22 APR 2008]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

5.     Approve the authorized share capital of the               Mgmt          For                            For
       Company be increased by the creation of an
       additional 200,000,000 ordinary shares of 25
       pence each in the capital of the Company each
       forming a single class with the existing ordinary
       shares of 25 pence each in the Company; and
       pursuant to Article 145 of the Company's Articles
       of Association upon the recommendation of the
       Directors of the Company, an amount of up to
       GBP 50,000,000 [being part of the sums Standing
       to the credit of the Company's share premium
       account] be capitalized, being such amount
       as the Directors of the Company may determine
       for the purposes of issuing new, ordinary shares
       instead of paying an interim dividend in respect
       of the FYE 31 DEC 2008 and authorize the Directors
       of the Company to apply such amount in paying
       up new ordinary shares and to allot such shares,
       credited as fully paid, to the holders of ordinary
       shares on the register on such record date
       as the Directors of the Company may determine
       with authority to deal with fractional entitlements
       arising out of such allotment as they think
       fit and authority to take all such other steps
       as they may deem necessary or desirable to
       implement such capitalization and allotment;
       and authorize the Directors of the Company,
       purposes to Section 80 of the Companies Act
       1985 [the Act] to allot relevant securities
       up to an aggregate nominal amount of GBP 50,000,000,
       provided that such authority shall be limited
       to the allotment of relevant securities [within
       the meaning of that Section of the Act] pursuant
       to in connection with or for the purposes of
       the capitalization of reserves referred to
       this resolution, and [Authority expires on
       31 DEC 2008] and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry




--------------------------------------------------------------------------------------------------------------------------
 BRAMBLES LTD, SYDNEY NSW                                                                    Agenda Number:  701710231
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q6634U106
    Meeting Type:  AGM
    Meeting Date:  25-Nov-2008
          Ticker:
            ISIN:  AU000000BXB1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, Directors' report           Mgmt          For                            For
       and Auditors' report for Brambles for the YE
       30 JUN 2008

2.     Adopt the remuneration report for Brambles for            Mgmt          For                            For
       the YE 30 JUN 2008

3.     Elect Ms. Mary Elizabeth Doherty as a Director            Mgmt          Against                        Against
       to the Board of Brambles

4.     Re-elect Mr. Anthony Grant Froggatt as a Director         Mgmt          For                            For
       to the Board of Brambles, who retires by rotation

5.     Re-elect Mr. David Peter Gosnell as a Director            Mgmt          For                            For
       to the Board of Brambles, who retires by rotation

6.     Re-elect Mr. Michael Francis Ihlein as a Director         Mgmt          For                            For
       to the Board to Brambles, who retires by rotation

7.     Approve the Brambles Myshare plan, for all purposes,      Mgmt          For                            For
       including for the purpose of Australian Securities
       Exchange Listing Rule 7.2 exception 9, the
       principal terms of which are as specified,
       and the issue of shares under that plan

8.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of Australian Securities Exchange Listing
       Rule 10.14, the participation by Mr. Michael
       Francis Ihlein until 25 NOV 2011 in the Brambles
       Myshare Plan in the manner as specified

9.     Approve, for all the purposes, including for              Mgmt          For                            For
       the purpose of Australian Securities Exchange
       Listing Rule 10.14, the participation by Ms.
       Mary Elizabeth Doherty until 25 NOV 2011 in
       the Brambles Myshare Plan in the manner as
       specified

10.    Approve, for all purposes including for the               Mgmt          For                            For
       purpose of Australian Securities Exchange Listing
       Rule 7.2 exception 9, the Brambles 2006 performance
       share plan, as amended in the manner as specified
       [the Amended Performance Share Plan] and the
       issue of shares under the Amended Performance
       Share Plan

11.    Approve, for all the purposes, including for              Mgmt          For                            For
       the purpose of Australian Securities Exchange
       Listing Rule 10.14, the participation by Mr.
       Michael Francis Ihlein until 25 NOV 2011 in
       the Amended Performance Share Plan in the manner
       as specified

12.    Approve, for all the purposes, including for              Mgmt          For                            For
       the purpose of Australian Securities Exchange
       Listing Rule 10.14, Ms. Mary Elizabeth Doherty
       until 25 NOV 2011 in the Amended Performance
       Share Plan in the manner as specified

S.13   Amend the Brambles Constitution as specified              Mgmt          For                            For

14.    Authorize the Brambles to conduct on market               Mgmt          For                            For
       buy backs of its shares in the 12 month period
       following the approval of this resolution,
       provided that the total number of shares bought
       back on market, during that period does not
       exceed 138,369,968, being 10% of the total
       shares on issue Brambles as at 08 SEP 2008
       and the purchase price under any such on market
       buy back does not exceed the maximum set by
       Australian Securities Exchange Listing Rule
       7.33

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BRIDGESTONE CORPORATION                                                                     Agenda Number:  701831073
--------------------------------------------------------------------------------------------------------------------------
        Security:  J04578126
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  JP3830800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to the Updated Laws and    Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Retirement Allowance for Retiring Corporate       Mgmt          For                            For
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

6      Approve Payment of Bonuses to Directors                   Mgmt          Against                        Against

7      Authorize Use of Compensation-based Stock Options         Mgmt          For                            For
       to Directors




--------------------------------------------------------------------------------------------------------------------------
 BRISA AUTO ESTRADAS DE PORTUGAL SA, SAO DOMINGOS DE RANA                                    Agenda Number:  701826096
--------------------------------------------------------------------------------------------------------------------------
        Security:  X07448107
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  PTBRI0AM0000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to deliberate on the management report            Mgmt          No Action
       and accounts relating to 2008

2.     Approve to deliberate on the consolidated management      Mgmt          No Action
       report and consolidated accounts relating to
       2008

3.     Approve to deliberate on the proposal for the             Mgmt          No Action
       appropriation of net profit and reserves distribution
       relating to 2008

4.     Approve to appraise, in general terms, the Company's      Mgmt          No Action
       management and control during 2008

5.     Approve to deliberate on the purchase and sale            Mgmt          No Action
       of own shares

6.     Approve to appraise the statement of the Remuneration     Mgmt          No Action
       Committee on the remuneration policy of the
       management and audit bodies

7.     Approve to appraise the statement of the Board            Mgmt          No Action
       of Directors on the criteria and main parameters
       guiding the performance appraisal of the managing
       staff

8.     Ratify the designation of the President of the            Mgmt          No Action
       Audit Board and the election of an alternate
       member for the current term

9.     Approve to appraise of the 2008 sustainability            Mgmt          No Action
       report




--------------------------------------------------------------------------------------------------------------------------
 BRITISH AIRWAYS PLC, HARMONDSWORTH                                                          Agenda Number:  701632398
--------------------------------------------------------------------------------------------------------------------------
        Security:  G14980109
    Meeting Type:  AGM
    Meeting Date:  15-Jul-2008
          Ticker:
            ISIN:  GB0001290575
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts                           Mgmt          For                            For

2.     Receive the remuneration report                           Mgmt          For                            For

3.     Declare a Dividend                                        Mgmt          For                            For

4.     Re-elect Mr. Willie Walsh                                 Mgmt          For                            For

5.     Re-elect Mr. Maarten Van Den Bergh                        Mgmt          For                            For

6.     Re-elect Mr. Baroness Kingsmill                           Mgmt          For                            For

7.     Re-elect Mr. Ken Smart                                    Mgmt          For                            For

8.     Re-elect Mr. Baroness Symons                              Mgmt          For                            For

9.     Re-appoint the Auditor                                    Mgmt          For                            For

10.    Approve the remuneration of the Auditor                   Mgmt          For                            For

11.    Approve the EU political expenditure                      Mgmt          For                            For

12.    Approve the allotment of Shares                           Mgmt          For                            For

S.13   Approve the disapplication of Pre-emption rights          Mgmt          For                            For

S.14   Approve the purchase of own shares                        Mgmt          For                            For

S.15   Adopt New Articles                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BRITISH AMERN TOB PLC                                                                       Agenda Number:  701876712
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1510J102
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  GB0002875804
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the receipt of the 2008 report and accounts         Mgmt          For                            For

2.     Approve the 2008 remuneration report                      Mgmt          For                            For

3.     Declare a final dividend for 2008                         Mgmt          For                            For

4.     Re-appoint the Auditors                                   Mgmt          For                            For

5.     Authorize the Directors to agree the Auditors             Mgmt          For                            For
       remuneration

6.1    Re-appoint Mr. Paul Adams as a Director                   Mgmt          For                            For

6.2    Re-appoint Mr. Jan Du Plessis as a Director               Mgmt          For                            For

6.3    Re-appoint Mr. Robert Lerwill as a Director               Mgmt          For                            For

6.4    Re-appoint Sir Nicholas Scheele as a Director             Mgmt          For                            For

7.     Re-appoint Mr. Gerry Murphy as a Director since           Mgmt          For                            For
       the last AGM

8.     Approve to renew the Directors authority to               Mgmt          For                            For
       allot shares

S.9    Approve to renew the Directors authority to               Mgmt          For                            For
       disapply pre-emption rights

S.10   Authorize the Company to purchase its own shares          Mgmt          For                            For

11.    Grant authority to make donations to political            Mgmt          For                            For
       organizations and to incur political expenditure

S.12   Approve the notice period for general meetings            Mgmt          Against                        Against

S.13   Adopt the new Article of Associations                     Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TYPE OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BRITISH LAND CO PLC R.E.I.T., LONDON                                                        Agenda Number:  701642490
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15540118
    Meeting Type:  AGM
    Meeting Date:  11-Jul-2008
          Ticker:
            ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       audited accounts for the YE 31 MAR 2008

2.     Declare a final dividend for the YE 31 MAR 2008           Mgmt          For                            For

3.     Re-elect Mr. Stephen Hester as a Director                 Mgmt          For                            For

4.     Re-elect Mr. Graham Roberts as a Director                 Mgmt          For                            For

5.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

6.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

7.     Approve the remuneration report, as specified             Mgmt          For                            For

8.     Approve to renew the Directors' authority to              Mgmt          For                            For
       allot unissued share capital or convertible
       securities of the Company, granted by shareholders
       on 13 JUL 2007 pursuant to Section 80 of the
       Companies Act 1985

s.9    Approve to waive the pre-emption rights held              Mgmt          For                            For
       by existing shareholders which attach to future
       issues of equity securities of Company for
       cash by virtue of Section 89 of the Companies
       Act 1985

s.10   Authorize the Company to purchase its own shares          Mgmt          For                            For
       pursuant to the Articles of Association of
       the Company and in accordance with Section
       166 of the Companies Act 1985

s.11   Amend Articles of Association as a consequence            Mgmt          For                            For
       of the Companies Act 2006

S.12   Amend Articles of Association, conditional upon           Mgmt          For                            For
       special resolution 11 and the coming into force
       of Section 175 of the Companies Act 2006 [expected
       to be 01 OCT 2008] and pursuant to special
       resolution 11 and authorize the Directors to
       approve direct or indirect interests that conflict,
       or may conflict, with the Company's interest

13.    Approve the The British Land Company Fund Managers'       Mgmt          For                            For
       Performance Plan

14.    Approve, conditional upon the passing of resolution       Mgmt          For                            For
       13, the operation of the The British Land Company
       Fund Managers' Performance plan, as amended,
       with effect from the start of the FY commencing
       01 APR 2007




--------------------------------------------------------------------------------------------------------------------------
 BRITISH LAND CO PLC R.E.I.T., LONDON                                                        Agenda Number:  701816552
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15540118
    Meeting Type:  OGM
    Meeting Date:  03-Mar-2009
          Ticker:
            ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to Resolutions 2 and 3 being             Mgmt          For                            For
       passed, to increase the authorized share capital
       of the Company from 800,000,000 to 887,000,000
       by the creation of an additional 87,000,000
       ordinary shares of 25 pence each in the capital
       of the Company having the rights and privileges
       and being subject to the restrictions contained
       in the Articles of Association of the Company
       and ranking pari passu in all respects with
       the existing ordinary shares of 25 pence each
       in the capital of the Company

2.     Authorize the Directors, subject to Resolutions           Mgmt          For                            For
       1 and 3 being passed, to allot relevant securities
       [as specified in the Companies Act 1985], up
       to an aggregate nominal amount of GBP 85,218,397
       [equivalent to 340,873,589 ordinary shares
       of 25 pence each in the capital of the Company]
       in connection with the rights issue [as specified];
       and up to an aggregate nominal amount GBP 71,015,330
       [equivalent to 284,061,323 ordinary shares
       of 25 pence each in the capital of the Company];
       [Authority expires at until the end of the
       next AGM of the Company] and the Board may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.3    Authorize the Directors, subject to Resolutions           Mgmt          For                            For
       1 and 2 being passed, to allot equity securities
       [as specified in the Companies Act 1985] for
       cash under the authority given by the preceding
       Resolution, free of the restriction in Section
       89(1) of the Companies Act 1985, such power
       is limited to the allotment of equity securities:
       [a] in connection with the rights issue [as
       specified] and the Directors are directed to
       implement the rights issue on the basis as
       specified and generally and unconditionally
       to exercise all the powers of the Company to
       the extent the Directors determine necessary
       to implement the rights issue; and [b] otherwise
       than in connection with the rights issue [as
       specified], up to an aggregate nominal amount
       of GBP 10,793,127 [equivalent to 43,172,510
       ordinary shares of 25 pence each in the capital
       of the Company]; [Authority expires at until
       the end of the next AGM of the Company], and
       the Board may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.4    Authorize the Directors, to offer any holders             Mgmt          For                            For
       of ordinary shares of 25 pence each in the
       capital of the Company the right to elect to
       receive ordinary shares of 25 pence each in
       the capital of the Company, credited as fully
       paid, instead of cash in respect of the whole
       [or some part, to be determined by the Directors]
       of any dividend declared during the period
       starting the date of this Resolution and ending
       at the beginning of the 5th AGM of the Company
       next following the date of this Resolution
       and shall be permitted to do all acts and things
       required or permitted to be done in Article
       154 of the Articles of Association of the Company,
       and the number of new ordinary shares of 25
       pence each in the capital of the Company that
       are received instead of cash in respect of
       the whole [or some part, to be determined by
       the Directors] of any dividend may be such
       that their relevant value exceeds such cash
       amount [disregarding any tax credit] of the
       dividend that such holders of ordinary shares
       of 25 pence each in the capital of the Company
       elect to forgo by up to 5% for these purposes
       the relevant value has the same meaning and
       is calculated in the same manner as in Article
       154(B) of the Articles of Association of the
       Company; [Authority expires at a period of
       5 years from the date of this resolution]




--------------------------------------------------------------------------------------------------------------------------
 BRITISH SKY BROADCASTING GROUP PLC                                                          Agenda Number:  701688674
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15632105
    Meeting Type:  AGM
    Meeting Date:  26-Sep-2008
          Ticker:
            ISIN:  GB0001411924
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       30 JUN 2008, together with the report of the
       Directors and the Auditors thereon

2.     Declare a final dividend for the YE 30 JUN 2008           Mgmt          For                            For

3.     Re-appoint Mr. Andrew Griffith as a Director              Mgmt          For                            For

4.     Re-appoint Mr. Daniel Rimer as a Director                 Mgmt          For                            For

5.     Re-appoint Mr. David Evans as a Director                  Mgmt          For                            For

6.     Re-appoint Mr. Allan Leighton as a Director               Mgmt          For                            For

7.     Re-appoint Mr. James Murdoch as a Director                Mgmt          For                            For

8.     Re-appoint Mr. Lord Wilson of Dinton as a Director        Mgmt          For                            For

9.     Re-appoint Mr. David F. Devoe as a Director               Mgmt          For                            For

10.    Re-appoint Mr. Arthur Siskind as a Director               Mgmt          For                            For

11.    Re-appoint Deloitte & Touche LLP as Auditors              Mgmt          For                            For
       of the Company and authorize the Directors
       to agree their remuneration

12.    Approve the report on Directors remuneration              Mgmt          Against                        Against
       for the YE 30 JUN 2008

13.    Authorize the Company and its subsidiaries to             Mgmt          For                            For
       make political donations and incur political
       expenditure

14.    Authorize the Directors to allot shares under             Mgmt          For                            For
       Section 80 of the Companies Act 1985

S.15   Approve to disapply Statutory Pre-Emption Rights          Mgmt          For                            For

16.    Approve to increase the maximum aggregate fees            Mgmt          For                            For
       permitted to be paid to Non-Executive Directors
       for their services in the office of Director

S.17   Approve and adopt new Articles of Association             Mgmt          For                            For

18.    Approve the 2008 Long-Term Incentive Plan                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD ASSET MANAGEMENT INC                                                             Agenda Number:  701876736
--------------------------------------------------------------------------------------------------------------------------
        Security:  112585104
    Meeting Type:  MIX
    Meeting Date:  05-May-2009
          Ticker:
            ISIN:  CA1125851040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTIONS
       3 AND "IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS 1.1 TO 1.8 AND 2. THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       of the Corporation for the FYE 31 DEC 2008
       including the External Auditors report

1.1    Elect Mr. Marcel R. Coutu as a Director                   Mgmt          For                            For

1.2    Elect Mr. Maureen Kempston Darkes as a Director           Mgmt          For                            For

1.3    Elect Mr. Lance Liebman as a Director                     Mgmt          For                            For

1.4    Elect Mr. G. Wallace F. McCain as a Director              Mgmt          For                            For

1.5    Elect Mr. Frank J. Mckenna as a Director                  Mgmt          For                            For

1.6    Elect Mr. Jack M. Mintz as a Director                     Mgmt          For                            For

1.7    Elect Mr. Patricia M. Newson as a Director                Mgmt          For                            For

1.8    Elect Mr. James A. Pattison as a Director                 Mgmt          For                            For

2.     Appoint the External Auditor who will serve               Mgmt          For                            For
       until the end of the next AGM and authorize
       the Directors to set its remuneration

3.     Approve 2009 Plan Resolution                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD PPTYS CORP                                                                       Agenda Number:  701870986
--------------------------------------------------------------------------------------------------------------------------
        Security:  112900105
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  CA1129001055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR 'ABSTAIN' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.1    Elect Mr. Gordon E. Arnell as a Director                  Mgmt          For                            For

1.2    Elect Mr. William T. Cahill as a Director                 Mgmt          For                            For

1.3    Elect Mr. Richard B. Clark as a Director                  Mgmt          For                            For

1.4    Elect Mr. Jack L. Cockwell as a Director                  Mgmt          For                            For

1.5    Elect Mr. J. Bruce Flatt as a Director                    Mgmt          For                            For

1.6    Elect Mr. Roderick D. Fraser as a Director                Mgmt          For                            For

1.7    Elect Mr. Paul D. McFarlane as a Director                 Mgmt          For                            For

1.8    Elect Mr. Allan S. Olson as a Director                    Mgmt          For                            For

1.9    Elect Ms. Linda D. Rabbitt as a Director                  Mgmt          For                            For

1.10   Elect Mr. Robert L. Stelzl as a Director                  Mgmt          For                            For

1.11   Elect Ms. Diana L. Taylor as a Director                   Mgmt          For                            For

1.12   Elect Mr. John E. Zuccotti as a Director                  Mgmt          For                            For

2.     Appoint Delloitte & Touche LLP as the Auditors            Mgmt          For                            For
       and authorize the Directors to fix the Auditors'
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD PPTYS CORP                                                                       Agenda Number:  701876774
--------------------------------------------------------------------------------------------------------------------------
        Security:  112900105
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  CA1129001055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 550751 DUE TO RECEIPT OF CUMULATIVE VOTING.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       'A.1' TO 'A.12' AND 'B'. THANK YOU.

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.

A.1    Elect Mr. Gordon E. Arnell as a Director                  Mgmt          For                            For

A.2    Elect Mr. William T. Cahill as a Director                 Mgmt          For                            For

A.3    Elect Mr. Richard B. Clark as a Director                  Mgmt          For                            For

A.4    Elect Mr. Jack L. Cockwell as a Director                  Mgmt          For                            For

A.5    Elect Mr. J. Bruce Flatt as a Director                    Mgmt          For                            For

A.6    Elect Mr. Roderick D. Fraser as a Director                Mgmt          For                            For

A.7    Elect Mr. Paul D. McFarlane as a Director                 Mgmt          For                            For

A.8    Elect Mr. Allan S. Olson as a Director                    Mgmt          For                            For

A.9    Elect Ms. Linda D. Rabbitt as a Director                  Mgmt          For                            For

A.10   Elect Mr. Robert L. Stelzl as a Director                  Mgmt          For                            For

A.11   Elect Ms. Diana L. Taylor as a Director                   Mgmt          For                            For

A.12   Elect Mr. John E. Zuccotti as a Director                  Mgmt          For                            For

B.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       and authorize the Directors to fix the Auditor's
       remuneration

       To receive the annual report to shareholders,             Non-Voting    No vote
       including the consolidated financial statements
       for the FYE 31 DEC 2008, together with the
       report of the Auditors thereon

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BROTHER INDUSTRIES,LTD.                                                                     Agenda Number:  701982173
--------------------------------------------------------------------------------------------------------------------------
        Security:  114813108
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3830000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 BT GROUP PLC, LONDON                                                                        Agenda Number:  701606723
--------------------------------------------------------------------------------------------------------------------------
        Security:  G16612106
    Meeting Type:  AGM
    Meeting Date:  16-Jul-2008
          Ticker:
            ISIN:  GB0030913577
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report and accounts                           Mgmt          For                            For

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Approve the final dividend                                Mgmt          For                            For

4.     Re-elect Mr. Hanif Lalani as a Director                   Mgmt          For                            For

5.     Re-elect Mr. Carl Symon as a Director                     Mgmt          For                            For

6.     Elect Sir. Michael Rake as a Director                     Mgmt          For                            For

7.     Elect Mr. Gavin Patterson as a Director                   Mgmt          For                            For

8.     Elect Mr. J. Eric Daniels as a Director                   Mgmt          For                            For

9.     Elect Mr. Rt. Hon Patricia Hewitt MP as a Director        Mgmt          For                            For

10.    Re-appoint the Auditors                                   Mgmt          For                            For

11.    Approve the remuneration of the Auditors                  Mgmt          For                            For

12.    Authorize to allot shares                                 Mgmt          For                            For

S.13   Authorize to allot shares for cash                        Mgmt          For                            For

S.14   Authorize to purchase own shares                          Mgmt          For                            For

15.    Authorize the political donation                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BUNZL PLC                                                                                   Agenda Number:  701867737
--------------------------------------------------------------------------------------------------------------------------
        Security:  G16968110
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  GB00B0744B38
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the consideration of accounts                     Mgmt          For                            For

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Re-appoint Mr. A. J. Habgood as a Director                Mgmt          For                            For

4.     Re-appoint Mr. B. M. May as a Director                    Mgmt          For                            For

5.     Re-appoint Mr. C. A. Banks as a Director                  Mgmt          For                            For

6.     Re-appoint Mr. P. W. Johnson as a Director                Mgmt          For                            For

7.     Re-appoint and remuneration of the Auditors               Mgmt          For                            For

8.     Receive the remuneration report                           Mgmt          For                            For

9.     Approve the Scrip Dividend Scheme                         Mgmt          For                            For

10.    Grant authority to allot unissued shares                  Mgmt          For                            For

S.11   Grant authority to allot shares for cash                  Mgmt          For                            For

S.12   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.13   Approve the notice of general meetings                    Mgmt          Against                        Against

S.14   Amend the Articles of Association                         Mgmt          For                            For

15.    Approve electronic communications                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BUZZI UNICEM SPA                                                                            Agenda Number:  701870811
--------------------------------------------------------------------------------------------------------------------------
        Security:  T2320M109
    Meeting Type:  MIX
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  IT0001347308
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2009 AT 1030 (AND A THIRD CALL ON 30
       APR 2009 AT 1030). CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       Board of Directors and the Auditors report;
       any adjournment thereof

2.     Grant authority to buy and sell own shares                Mgmt          No Action

3.     Approve to insure the policy regarding civil              Mgmt          No Action
       responsibility of the Board Members and the
       Auditors

4.     Approve the assignments of shares to employee             Mgmt          No Action

E.1    Approve the integration of the bonus issue reserve        Mgmt          No Action
       and delegation to the Board of Directors of
       the faculty to increase in capital through
       the issuance of saving shares in favor of employees;
       amend the Article 7 of Corporate ByLaws; any
       adjournment thereof

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF THIRD CALL MEETING DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CABLE & WIRELESS PUB LTD CO                                                                 Agenda Number:  701646424
--------------------------------------------------------------------------------------------------------------------------
        Security:  G17416127
    Meeting Type:  AGM
    Meeting Date:  18-Jul-2008
          Ticker:
            ISIN:  GB0001625572
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Group accounts for the FYE 31 MAR             Mgmt          For                            For
       2008 and the reports of the Directors and the
       Auditor thereon

2.     Approve the Director's remuneration report for            Mgmt          Against                        Against
       the YE 31 MAR 2008 as contained within the
       annual report

3.     Declare a final dividend for the YE 31 MAR 2008           Mgmt          For                            For

4.     Re-elect Mr. Richard Lapthorne as a Director              Mgmt          For                            For

5.     Re-elect Mr. George Battersby as a Director               Mgmt          For                            For

6.     Re-elect Ms. Kate Nealon as a Director                    Mgmt          For                            For

7.     Re-elect Mr. Tony Rice as a Director                      Mgmt          For                            For

8.     Re-elect Ms. Agnes Touraine as a Director                 Mgmt          For                            For

9.     Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       the Company

10.    Authorize the Directors to set the Auditor's              Mgmt          For                            For
       remuneration

11.    Authoirze the Directors to allot relevant securities      Mgmt          For                            For
       in accordance with Article 10 of the Article
       10 of the Company's Articles of Association
       shall apply until 17 OCT 2009, and for that
       period the Section 80 amount shall be GBP 207,654,721;
       all previous authorities under Article 10(B)
       are revoked, subject to Article 10(D)

S.12   Authorize the Directors, to allot equity securities       Mgmt          For                            For
       for cash in accordance with Article 10 of the
       Company's Article of Association shall apply
       until 17 OCT 2009, and for that period the
       Section 89 amount shall be GBP 31,791,031;
       all previous authorities under Article 10(C)
       aare revoked, subject to Article 10(D)

13.    Authorize the Directors to exercise the power             Mgmt          For                            For
       contained in Article 132 of the Articles of
       Association of the Company to extent determined
       by the Directors, the holders of ordinary shares
       be permitted to elect to receive new ordinary
       shares in the capital of the Company credited
       as fully paid, instead of all or part of any
       dividend decalred or paid on ordinary shares
       of the Company (b) to capitalise the appropriate
       nominal amount of additional ordinary shares
       falling to be allotted pursuant to elections
       made as aforesaid out of the amount standing
       to the credit of the reserves of the Company,
       to apply such sum in paying up such ordinary
       shares and to allot such ordinary shares to
       memebers of the Company validly making such
       election [Authority expires at the date of
       passing of this resolution or earlier of 17
       JUL 2013 and the AGM in 2013]

S.14   Amend the Articles of Association of the Company          Mgmt          For                            For
       in substitution for and to the exclusion of
       the existing Articles of Association produced
       to the meeting initialled by the Chairman of
       the meeting for the purpose of identification

S.15   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of up to 249 million ordinary shares of 25p
       each in the capital of the Company, at a minimum
       price of 25p and not more than 5% over the
       average middle market value for such shares
       derived from the London Stock Exchange Daily
       Official List, for the 5 business days preceding
       the date of purchase; and the price stipulated
       by Article 5(1) of the buyback and Stabilisation
       Regulations [EC No. 2273/2003]; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2009 or 17 OCT 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

16.    Authorize the Company and all Company which               Mgmt          For                            For
       is or becomes a subsidiary of the Company during
       the period to which this resolution, in accordance
       to make a) political donations to political
       parties or independent election candidates
       not exceeding GBP 100,000 in total b) political
       donations to political organization other than
       political parties not exceeding GBP 100,000
       in total and c) to incur political expenditure
       not exceeding GBP 100,000 in total; [Authority
       expires at the date of passing of this resolution
       or earlier of 17 JUL 2012 and the AGM in 2012]
       and referred to in resolution (a), (b), (c)
       may be comprised of one or more amounts in
       different currencies shall be converted into
       pounds sterling at the exchange rate published
       in the London edition of the financial times
       on the day on which relevant donations is made
       or expenditure incurred or, if earlier, on
       the day on which the Company enters into any
       contract or undertaking relating to the same




--------------------------------------------------------------------------------------------------------------------------
 CADBURY PLC                                                                                 Agenda Number:  701877423
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1843B107
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  GB00B2PF6M70
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the 2008 financial statements and the             Mgmt          For                            For
       Directors' and Auditors' reports

2.     Declare and approve the final dividend                    Mgmt          For                            For

3.     Approve the Directors' remuneration Report                Mgmt          For                            For

4.     Re-elect Mr. Roger Carr as a Director                     Mgmt          For                            For

5.     Re-elect Mr. Todd Stitzer as a Director                   Mgmt          For                            For

6.     Elect Mr. Baroness Hogg as a Director                     Mgmt          For                            For

7.     Elect Mr. Colin Day as a Director                         Mgmt          For                            For

8.     Elect Mr. Andrew Bonfield as a Director                   Mgmt          For                            For

9.     Re-appoint Deloitte LLP as the Auditors                   Mgmt          For                            For

10.    Authorize the Directors to set the Auditors'              Mgmt          For                            For
       fees

11.    Authorize the Directors to make political donations       Mgmt          For                            For
       and to incur political expenditure

12.    Authorize the Directors to allot further shares           Mgmt          Against                        Against

S.13   Approve to disapply pre-emption rights                    Mgmt          For                            For

S.14   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.15   Grant authority for the convening of general              Mgmt          Against                        Against
       meetings at 14 days' notice




--------------------------------------------------------------------------------------------------------------------------
 CALSONIC KANSEI CORPORATION                                                                 Agenda Number:  702005011
--------------------------------------------------------------------------------------------------------------------------
        Security:  J50753102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3220400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CALTEX AUSTRALIA LTD                                                                        Agenda Number:  701856330
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q19884107
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  AU000000CTX1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Chairman will present an incident free operations     Non-Voting    No vote
       topic to the meeting

2.     The Chairman and the Managing Director and Chief          Non-Voting    No vote
       Executive Officer will make presentation to
       shareholders

3.     The Chairman will discuss key issues raised               Non-Voting    No vote
       prior to the meeting and will invite questions
       and comment from shareholders regarding on
       these key issues

4.     The financial report, the Directors' report               Non-Voting    No vote
       and the Auditor's report for Caltex Australia
       Limited [and the Caltex Australia Group] for
       the YE 31 DEC 2008 will be laid before the
       meeting

5.     Adopt the remuneration report [which forms part           Mgmt          For                            For
       of the Directors' report] for Caltex Australia
       Limited [and the Caltex Australia Group] for
       the YE 31 DEC 2008

6.A    Re-elect Ms. Elizabeth Bryan as a Director,               Mgmt          For                            For
       in accordance with, and on the terms as specified
       in the Company's Constitution

6.B    Re-elect Mr. Trevor Bourne as a Director, in              Mgmt          For                            For
       accordance with, and on the terms as specified
       in the Company's Constitution

6.C    Re-elect Ms. Colleen Jones-Cervantes as a Director,       Mgmt          For                            For
       in accordance with, and on the terms as specified
       in the Company's Constitution

7.     Questions and Comments                                    Non-Voting    No vote

       ANY INDIVIDUAL OR RELATED PARTY TO ANY SPECIFIC           Non-Voting    No vote
       VOTE EXCLUSION WHICH HAS OBTAINED BENEFIT OR
       DOES EXPECT TO OBTAIN FUTURE BENEFIT SHOULD
       NOT VOTE (OR VOTE "ABSTAIN") FOR THE RELEVANT
       PROPOSAL ITEMS.




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN IMPERIAL BANK OF COMMERCE CIBC, TORONTO ON                                         Agenda Number:  701806638
--------------------------------------------------------------------------------------------------------------------------
        Security:  136069101
    Meeting Type:  OGM
    Meeting Date:  26-Feb-2009
          Ticker:
            ISIN:  CA1360691010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTIONS
       3.A-3.G AND "IN FAVOR" OR 'ABSTAIN' ONLY FOR
       RESOLUTIONS 1 AND 2.1-2.16. THANK YOU.

       To receive the financial statements for the               Non-Voting    No vote
       YE 31 OCT 2008 and the Auditors' report on
       the statements

1.     Appoint Ernst & Young LLP as the Auditors                 Mgmt          For                            For

2.1    Elect Mr. B. S. Belzberg as a Director                    Mgmt          For                            For

2.2    Elect Ms. J. H. Bennett as a Director                     Mgmt          For                            For

2.3    Elect Mr. G. F. Colter as a Director                      Mgmt          For                            For

2.4    Elect Mr. L. Desjardins as a Director                     Mgmt          For                            For

2.5    Elect Mr. W. L. Duke as a Director                        Mgmt          For                            For

2.6    Elect Mr. G. D. Giffin as a Director                      Mgmt          For                            For

2.7    Elect Ms. L. S. Hasenfratz as a Director                  Mgmt          For                            For

2.8    Elect Mr. N. D. Le Pan as a Director                      Mgmt          For                            For

2.9    Elect Mr. J. P. Manley as a Director                      Mgmt          For                            For

2.10   Elect Mr. G. T. McCaughey as a Director                   Mgmt          For                            For

2.11   Elect Ms. J. L. Peverett as a Director                    Mgmt          For                            For

2.12   Elect Ms. L. Rahl as a Director                           Mgmt          For                            For

2.13   Elect Mr. C. Sirois as a Director                         Mgmt          For                            For

2.14   Elect Mr. S. G. Snyder as a Director                      Mgmt          For                            For

2.15   Elect Mr. R. J. Steacy as a Director                      Mgmt          For                            For

2.16   Elect Mr. R. W. Tysoe as a Director                       Mgmt          For                            For

3.A    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: adopt a governance rule stipulating
       that the executive compensation policy be subject
       to an advisory shareholder vote

3.B    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: adopt a policy stipulating that 50%
       of new nominees for the Board of Directors
       must be women until parity between men and
       women is attained

3.C    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: adopt a governance rule limiting
       to 4 the number of Boards on which any of its
       Directors may sit

3.D    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: adopt a policy that Canadian Imperial
       Bank of Commerce's shareholders be given the
       opportunity at each annual meeting of shareholders
       to vote on an advisory resolution, to be proposed
       by Canadian Imperial Bank of Commerce's Management;
       and ratify the report of the Management Resources
       and Compensation Committee set forth in the
       proxy statement, the shareholders should ensure
       that shareholders understand that the vote
       is non-binding and would not affect any compensation
       paid or awarded to any Named Executive Officer

3.E    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: approve to undertake a comprehensive
       review of executive compensation to ensure
       that incentives do not encourage extreme risks,
       and that bonuses are paid out only when long-term
       performance has been proven to be sound and
       sustainable, this review should lead to new
       policies to place before the shareholders for
       approval in 1 year's time

3.F    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: approve to undertake the comprehensive
       review with respect to short-selling, if warranted,
       the Board shall bring forward a policy for
       consideration by the shareholders, and, if
       necessary, for submission to the legislators
       and regulators

3.G    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: approve to review its policies on
       Director recruitment, especially with regard
       to the number of current and former Chief Executive
       Officers of other corporations who are nominated

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN NAT RES LTD MED TERM  NTS CDS-                                                     Agenda Number:  701862496
--------------------------------------------------------------------------------------------------------------------------
        Security:  136385101
    Meeting Type:  OGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA1363851017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' RESOLUTIONS 1.1
       to 1.12 AND 2. THANK YOU.

       To receive the annual report of the Corporation           Non-Voting    No vote
       to the shareholders, the consolidated financial
       statements, and the report of the Auditors,
       for the FYE 31 DEC 2008

1.1    Elect Ms. Catherine M. Best as a Director of              Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.2    Elect Mr. N. Murray Edwards as a Director of              Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.3    Elect Hon. Gary A. Filmon as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.4    Elect Ambassador Gordon D. Giffin as a Director           Mgmt          For                            For
       of the Corporation for the ensuing year, as
       specified

1.5    Elect Mr. John G. Langille as a Director of               Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.6    Elect Mr. Steve W. Laut as a Director of the              Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.7    Elect Mr. Keith A. J. MacPhail as a Director              Mgmt          For                            For
       of the Corporation for the ensuing year, as
       specified

1.8    Elect Mr. Allan P. Markin as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.9    Elect Hon. Frank J. McKenna as a Director of              Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.10   Elect Mr. James S. Palmer as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.11   Elect Mr. Eldon R. Smith as a Director of the             Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.12   Elect Mr. David A. Tuer as a Director of the              Mgmt          For                            For
       Corporation for the ensuing year, as specified

2.     Appoint PricewaterhouseCoopers LLP, Chartered             Mgmt          For                            For
       Accountants, Calgary, Alberta as the Auditors
       of the Corporation for the ensuing year and
       authorize the Audit Committee of the Board
       of Directors of the Corporation to fix their
       remuneration

3.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN NATL RY CO                                                                         Agenda Number:  701858219
--------------------------------------------------------------------------------------------------------------------------
        Security:  136375102
    Meeting Type:  EGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  CA1363751027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       '1.1' to '1.11' AND '2'. THANK YOU.

       Receive the consolidated financial statements             Non-Voting    No vote
       for the YE 31 DEC 2008 and the Auditor's reports
       thereon

1.1    Elect Mr. Michael R. Armellino as a Director              Mgmt          For                            For

1.2    Elect Mr. A. Charles Baillie as a Director                Mgmt          For                            For

1.3    Elect Mr. Hugh J. Bolton as a Director                    Mgmt          For                            For

1.4    Elect Ambassador Gordon D. Giffin as a Director           Mgmt          For                            For

1.5    Elect Mr. E. Hunter Harrison as a Director                Mgmt          For                            For

1.6    Elect Mr. Edith E. Holiday as a Director                  Mgmt          For                            For

1.7    Elect Mr. V. Maureen Kempston Darkes as a Director        Mgmt          For                            For

1.8    Elect Hon. Denis Losier as a Director                     Mgmt          For                            For

1.9    Elect Hon. Edward C. Lumely as a Director                 Mgmt          For                            For

1.10   Elect Mr. David G. A. McLean as a Director                Mgmt          For                            For

1.11   Elect Mr. Robert Pace as a Director                       Mgmt          For                            For

2.     Appoint KPMG LLP as the Auditors                          Mgmt          For                            For

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN PAC RY CO NEW                                                                      Agenda Number:  701860783
--------------------------------------------------------------------------------------------------------------------------
        Security:  13645T100
    Meeting Type:  OGM
    Meeting Date:  22-May-2009
          Ticker:
            ISIN:  CA13645T1003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting    No vote
       YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR RESOLUTIONS
       2 AND "IN FAVOR" OR ''ABSTAIN" FOR RESOLUTIONS
       1 AND 3.1 TO 3.12. THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       for the year ended 31 DEC 2008 and the Auditors'
       report thereon

1.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For

2.     Amend By-Law No.1 of the Corporation, as specified        Mgmt          For                            For

3.1    Elect Mr. John E. Cleghorn as a Director                  Mgmt          For                            For

3.2    Elect Mr. Tim W. Faithfull as a Director                  Mgmt          For                            For

3.3    Elect Mr. Frederic J. Green as a Director                 Mgmt          For                            For

3.4    Elect Ms. Krystyna T. Hoeg as a Director                  Mgmt          For                            For

3.5    Elect Mr. Richard C. Kelly as a Director                  Mgmt          For                            For

3.6    Elect Hon. John P. Manley as a Director                   Mgmt          For                            For

3.7    Elect Ms. Linda J. Morgan as a Director                   Mgmt          For                            For

3.8    Elect Ms. Madeleine Paquin as a Director                  Mgmt          For                            For

3.9    Elect Mr. Michael E. J. Phelps as a Director              Mgmt          For                            For

3.10   Elect Mr. Roger Phillips as a Director                    Mgmt          For                            For

3.11   Elect Mr. Hartley T. Richardson as a Director             Mgmt          For                            For

3.12   Elect Mr. Michael W. Wright as a Director                 Mgmt          For                            For

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN TIRE LTD                                                                           Agenda Number:  701894885
--------------------------------------------------------------------------------------------------------------------------
        Security:  136681202
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  CA1366812024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1.1 TO 1.3. THANK YOU.

1.1    Elect Mr. Robert M. Franklin as a Director,               Mgmt          Against                        Against
       who will serve until the end of the next AGM
       of shareholders

1.2    Elect Mr. Frank Potter as a Director, who will            Mgmt          For                            For
       serve until the end of the next AGM of shareholders

1.3    Elect Mr. Timothy R. Price as a Director, who             Mgmt          For                            For
       will serve until the end of the next AGM of
       shareholders

       Our consolidated annul financial statements               Non-Voting    No vote
       for the FYE 03 JAN 2009, including the External
       Auditor's report

       The appointment of the External Auditor, who              Non-Voting    No vote
       will serve until the end of the next AGM of
       shareholders, and authorizing the Directors
       to set its compensation




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN UTILS LTD                                                                          Agenda Number:  701880785
--------------------------------------------------------------------------------------------------------------------------
        Security:  136717832
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA1367178326
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

A.     To receive the consolidated financial statements          Non-Voting    No vote
       for the YE 31 DEC 2008 accompanied by the report
       of the Auditor

B.     To elect the Directors                                    Non-Voting    No vote

C.     To appoint the Auditor                                    Non-Voting    No vote

D.     To transact such other business as may properly           Non-Voting    No vote
       come before the meeting or any adjournment
       thereof




--------------------------------------------------------------------------------------------------------------------------
 CANON INC.                                                                                  Agenda Number:  701829395
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05124144
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3242800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Approve Minor Revisions Related   to the Updated
       Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

3.20   Appoint a Director                                        Mgmt          For                            For

3.21   Appoint a Director                                        Mgmt          For                            For

3.22   Appoint a Director                                        Mgmt          For                            For

3.23   Appoint a Director                                        Mgmt          For                            For

3.24   Appoint a Director                                        Mgmt          For                            For

3.25   Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors

5      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6      Allow Board to Authorize Use of Stock Options,            Mgmt          For                            For
       and Authorize Use of Stock Options




--------------------------------------------------------------------------------------------------------------------------
 CANON MARKETING JAPAN INC.                                                                  Agenda Number:  701827454
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05166111
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  JP3243600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

3.10   Appoint a Director                                        Mgmt          Against                        Against

3.11   Appoint a Director                                        Mgmt          Against                        Against

3.12   Appoint a Director                                        Mgmt          Against                        Against

3.13   Appoint a Director                                        Mgmt          Against                        Against

3.14   Appoint a Director                                        Mgmt          Against                        Against

3.15   Appoint a Director                                        Mgmt          Against                        Against

3.16   Appoint a Director                                        Mgmt          Against                        Against

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Officers

6.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CANWEST GLOBAL COMMUNICATIONS CORP                                                          Agenda Number:  701777700
--------------------------------------------------------------------------------------------------------------------------
        Security:  138906102
    Meeting Type:  AGM
    Meeting Date:  14-Jan-2009
          Ticker:
            ISIN:  CA1389061021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR ''ABSTAIN'' ONLY FOR RESOLUTIONS
       1 AND 2. THANK YOU.

1.     Elect the Directors of the Management proposed            Mgmt          For                            For
       nominees, all as specified

2.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Corporation for the ensuing
       year and authorize the Directors to fix their
       remuneration as such

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CAP GEMINI SA, PARIS                                                                        Agenda Number:  701848268
--------------------------------------------------------------------------------------------------------------------------
        Security:  F13587120
    Meeting Type:  MIX
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  FR0000125338
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the Board of Directors Management report          Mgmt          For                            For
       and the Auditors' report, the Company's financial
       statements for the year ending in 2008, as
       presented, showing an income of EUR 259,605,166.47
       accordingly; grant discharge to the Board of
       Directors for the performance of its duties
       during the said FY

O.2    Approve the reports of the Board of Directors'            Mgmt          For                            For
       Management report and the Auditors' report,
       the consolidated financial statements for the
       said FY, in the form presented to the meeting
       showing income [group share] of EUR 451,000,000.00

O.3    Approve the special report of the Auditors,               Mgmt          For                            For
       acknowledges that no agreement governed by
       the Article L.225-38 of the French Commercial
       Code was concluded during the last FY

O.4    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 259,605,166.47, to the legal
       reserve: EUR 335,542.40, i.e., a balance available
       for distribution: EUR 259,269,624.07, retained
       earnings from previous year: EUR 537,846,405.48,
       i.e., distributable income: EUR 797,116,029.55,
       allocated to: global dividends: EUR 145,844,938.00,
       other reserves: EUR 350,000,000.00, retained
       earnings: EUR 301,271,091.55, which corresponds
       to a total amount: EUR 797,116,029.55 the shareholders
       will receive a net dividend of EUR 1.00 for
       each of the 145,844,938 shares, and will entitle
       to the 40% deduction provided by the French
       Tax Code; this dividend will be paid on 11
       MAY 2009 as required by Law

O.5    Approve to renew the appointment of Mr. Daniel            Mgmt          For                            For
       Bernard as a Director for a 4-year period

O.6    Approve to renew the appointment of Mr. Thierry           Mgmt          For                            For
       De Montbrial as a Director for a 4-year period

O.7    Appoint Mr. Bernard Liautaud as a Director for            Mgmt          For                            For
       a 4-year period

O.8    Appoint Mr. Pierre Pringuet as a Director for             Mgmt          For                            For
       a 4-year period

O.9    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, to
       the conditions described below: maximum purchase
       price: EUR 51.00 with a  par value of EUR 8.00
       per share, maximum number of share to be acquired:
       10% of the share capital, i.e., 14,584,493
       shares, maximum funds invested in the share
       buybacks: EUR 743,809,143.00; the number of
       shares acquired by the Company with a view
       to their retention or their subsequent delivery
       in payment or exchange as part of a merger,
       divestment or capital contribution cannot exceed
       5% of its capital; to take all necessary measures
       and accomplish all necessary formalities; this
       authorization the supersedes the authorization
       granted by the shareholders' meeting of 17
       APR 2008 in its Resolution 11; [Authority given
       for a 18 month period]

E.10   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan ,up to a maximum
       of 10 % of the share capital over a 24 month
       period; to take all necessary measures and
       accomplish all necessary formalities; this
       authorization supersedes the authorization
       granted by the shareholders' meeting of 17
       APR 2008 in its Resolution 12; [Authority is
       given for a 24-month period]

E.11   Approve to reduce the age limit for the terms             Mgmt          For                            For
       of: the Board of Directors' President, the
       General Manager consequently, amend the Article
       NR. 14 of the By-Laws: Board of Directors President
       the Article NR. 15 of the By-Laws: General
       Management

E.12   Authorize the Board of Directors, subject to              Mgmt          For                            For
       the completion of a performance mentioned below
       and for a number of Class-N shares not exceeding
       1% of the share capital, to proceed with the
       allocations of existing shares or to be issued
       in favor of employees of the Company and its
       subsidiaries, in France or abroad, as follows:
       up to a limit of 5% of the Class-N shares and
       subject to performance condition mentioned
       above, these shares shall be allocated to the
       Board of Directors' President, to the General
       Manager and to the Executive Vice Presidents
       of the Company, to a limit of 15% of the Class-N
       shares, exceptionally, these shares shall be
       allocated to employees, excluding members of
       the Group Management Board, without any performance
       condition required, and for a maximum total
       amount of 1,000 shares beneficiary; to take
       all necessary measures and accomplish all necessary
       formalities; [Authority expires for a 18-month
       period]

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       without preferential subscription right, by
       issuing shares or any securities giving access
       to the share capital reserved for employees
       members of Company Savings Plans of Cap Gemini
       Group; for a total number of shares which shall
       not exceed 6,000,000 with a par value of EUR
       8.00 each; to take all necessary measures and
       accomplish all necessary formalities; to charge
       the share issuance costs against the related
       premiums and deduct fro the premiums the amounts
       necessary to raise the legal reserve to one
       tenth of the new capital after each capital
       increase, this authorization supersedes the
       authorization granted by the shareholders'
       meeting of 17 APR 2008 in its Resolution 22;
       [Authority expires for a 26-month period]

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       by issuing shares, without preferential subscription
       right, in favor of categories of beneficiaries,
       providing a Savings Plan transaction to employees
       of some group subsidiaries abroad, similar
       to the terms mentioned in the previous resolution;
       the total number of shares that shall not exceed
       2,000,000, the total amount of capital increases
       decided by virtue of the present resolution
       and the previous one shall not give right to
       a total number of shares, which shall exceed
       6,000,000; to take all necessary measures and
       accomplish all necessary formalities; to charge
       the share issuance costs against the related
       premiums and deduct from the premiums the amount
       necessary to raise the legal reserve to one
       tenth of the new capital resulting from such
       capital increase; this authorization supersedes
       the authorization granted by the shareholders'
       meeting of 17 APR 2008 in its Resolution 23;
       [Authority expires for a 18-month period]

E.15   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

       Review and approval of the unconsolidated accounts        Non-Voting    No vote
       for the 2008 financial year

       Regulated agreements                                      Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701859766
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and audited        Mgmt          For                            For
       financial statements for the YE 31 DEC 2008
       and the Auditors report thereon

2.     Declare a first and final 1-tier dividend of              Mgmt          For                            For
       SGD 0.055 per share and a special 1-tier dividend
       of SGD 0.015 per share for the year ended 31
       DEC 2008

3.     Approve the Directors fees of SGD 1,137,555               Mgmt          For                            For
       for the YE 31 DEC 2008, [2007: SGD 1,323,900]

4.1    Re-appoint Dr. Hu Tsu Tau as a Director, who              Mgmt          For                            For
       retires under Section 153[6] of the Companies
       Act, Chapter 50 of Singapore,to hold office
       from the date of this AGM until the next AGM

4.2    Re-appoint Mr. Lim Chin Beng as a Director,               Mgmt          For                            For
       who retires under Section 153[6] of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

4.3    Re-appoint Mr. Richard Edward Hale as a Director,         Mgmt          For                            For
       who retires under Section 153[6] of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

5.1    Re-elect Mr. James Koh Cher Siang as a Director,          Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

5.2    Re-elect Mrs. Arfat Pannir Selvam as a Director,          Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

5.3    Re-elect Prof. Kenneth Stuart Courtis as a Director,      Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

6.     Re-appoint Messrs KPMG LLP as Auditors of the             Mgmt          For                            For
       Company and authorise the Directors to fix
       their remuneration.

7.     Transact other business                                   Non-Voting    No vote

8.A    Authorize the Directors of the Company pursuant           Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 of Singapore, to: issue shares in the capital
       of the Company [shares] whether by way of rights,
       bonus or otherwise; and/or make or grant offers,
       agreements or options [collectively, Instruments
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of as well as adjustments to warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit, and [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with this Resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       10% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with this Resolution];
       [subject to such manner of calculation as may
       be prescribed by the Singapore Exchange Securities
       Trading Limited [SGX-ST] for the purpose of
       determining the aggregate number of shares
       that may be issued under this Resolution, the
       total number of issued shares [excluding treasury
       shares] shall be based on the total number
       of issued shares [excluding treasury shares]
       in the capital of the Company at the time this
       Resolution is passed, after adjusting for:
       new shares arising from the conversion or exercise
       of any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this Resolution is
       passed; and any subsequent bonus issue, consolidation
       or subdivision of shares; in exercising the
       authority conferred by this Resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the SGX-ST for the time
       being in force [unless such compliance has
       been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier or at the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held];

8.B    Authorize the Directors to grant awards in accordance     Mgmt          For                            For
       with the provisions of the CapitaLand Performance
       Share Plan [Performance Share Plan] and/or
       the CapitaLand Restricted Stock Plan [Restricted
       Stock Plan]; and to allot and issue from time
       to time such number of shares in the Company
       as may be required to be issued pursuant to
       the exercise of options under the CapitaLand
       Share Option Plan and/or such number of fully
       paid shares in the Company as may be required
       to be issued pursuant to the vesting of awards
       under the Performance Share Plan and/or the
       Restricted Stock Plan, provided that: the aggregate
       number of shares to be issued pursuant to options
       granted under the CapitaLand Share Option Plan
       and the vesting of awards granted or to be
       granted under the Performance Share Plan and
       the Restricted Stock Plan shall not exceed
       15% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       from time to time; and the aggregate number
       of new shares under awards which may be granted
       pursuant to the Performance Share Plan and
       the Restricted Stock Plan; [Authority expires
       during the period commencing from the date
       of this AGM and ending on the date of the next
       AGM of the Company or the date by which the
       next AGM of the Company is required by law
       to be held], shall not exceed 2% of the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company from
       time to time




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701859778
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  EGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company and approve        Mgmt          For                            For
       the [the Share Purchase Mandate], for the purposes
       of Sections 76C and 76E of the Companies Act,
       Chapter 50 [the Companies Act], to purchase
       or otherwise acquire ordinary shares in the
       capital of the Company [Shares] not exceeding
       in aggregate the Maximum Limit [as hereafter
       defined), at such price or prices as may be
       determined by the Directors from time to time
       up to the Maximum Price [as hereafter defined],
       whether by way of: [i] market purchase[s] on
       the Singapore Exchange Securities Trading Limited
       [SGX-ST] and/or any other stock exchange on
       which the Shares may for the time being be
       listed and quoted [Other Exchange]; and/or[ii]
       off-market purchase[s] [if effected otherwise
       than on the SGX-ST or, as the case may be,
       Other Exchange] in accordance with any equal
       access scheme[s] as may be determined or formulated
       by the Directors as they consider fit, which
       scheme[s] shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGX-ST or, as the case may
       be, Other Exchange as may for the time being
       be applicable; [Authority expires the earlier
       of the date on which the next Annual General
       Meeting of the Company is held; or the date
       by which the next Annual General Meeting of
       the Company is required by law to be held and
       authorize the Directors of the Company and/or
       any of them to complete and do all such acts
       and things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 CARLSBERG AS                                                                                Agenda Number:  701826185
--------------------------------------------------------------------------------------------------------------------------
        Security:  K36628137
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2009
          Ticker:
            ISIN:  DK0010181759
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report on the activities of the               Mgmt          For                            For
       Company in the past year

2.     Approve the audited annual report and grant               Mgmt          For                            For
       discharge to the Board of Directors and the
       Executive Board from their obligations

3.     Approve the distribution of the profit for the            Mgmt          For                            For
       year, including declaration of the dividends

4.     Authorize the Board of Directors of Carlsberg             Mgmt          For                            For
       A/S, with reference to Section 48 of the Danish
       Public Companies Act, to acquire treasury shares
       at a nominal value of up to 10% of the nominal
       share capital at the price quoted on the Copenhagen
       Stock Exchange at the time of acquisition with
       a deviation of up to 10%; [Authority expires
       at the end of next AGM]

5.A    Authorize the Board of Directors, in the Articles         Mgmt          For                            For
       9[1], Articles 13[1], Articles 13[4], to increase
       the share capital of the Company by total up
       to DKK 10,000,000 B-shares to be offered to
       the employees of the Company; approve, to issue
       convertible bonds to a maximum amount of DKK
       639,000,000, and to raise loans by up to a
       maximum amount of DKK 200,000,000 against bonds
       or other instruments of debt with a right to
       interest, the size of which is entirely or
       partly related to the dividend paid by the
       Company as specified

5.B    Amend the Articles 11[3] of the Articles of               Mgmt          For                            For
       Association as specified

6.     Approve, pursuant to the Article 27[3-4] of               Mgmt          For                            For
       the Articles of Association, Managing Director
       Mr. Jens Bigum retires from the Board of Directors
       and according to the Article 27[3] of the Articles
       of Association, Professor, D. Pharm. Povl Krogsgaard-Larsen
       and Professor, D. Econ, Niels Kaergard and
       Henning B. Dyremose who will retire from the
       Board of Directors by rotation, Henning Dyremose
       stands down; re-elect Povl Krogsgaard-Larsen
       and Niels Kaergard and Richard Burrows and
       Kees van der Graaf be elected as new members
       of the Board of Directors

7.     Appoint the KPMG Statsautoriseret Revisionspartnerselskab Mgmt          Against                        Against
       as state-authorized Public accountant to audit
       the accounts for the current year

8.     Authorize the Board of Directors to carry out             Mgmt          For                            For
       any such changes and amendments in the material
       approved, in the Articles of Association and
       in other relations which the Danish Commerce
       and Companies Agency may require in order to
       register the material approved at the AGM




--------------------------------------------------------------------------------------------------------------------------
 CARREFOUR SA, PARIS                                                                         Agenda Number:  701628870
--------------------------------------------------------------------------------------------------------------------------
        Security:  F13923119
    Meeting Type:  EGM
    Meeting Date:  28-Jul-2008
          Ticker:
            ISIN:  FR0000120172
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions. The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting    No vote
       YOU.

O.1    Ratify the appointment of Mr. Bernard Arnault             Mgmt          For                            For
       as a Member of the Supervisory Board, to replace
       Mr. Robert Halley, for the remainder of Mr.
       Robert Halley's term of office

E.2    Approve to decides that the Company, instead              Mgmt          For                            For
       of being ruled by an Executive Committee and
       a Supervisory Board, shall be rule d by a Board
       of Director and a General Manager, it notes
       that the present resolution cancels the terms
       of office of the Members of the Executive Committee
       and of the Supervisory Board

E.3    Approve to cancel the drawing from a distributable        Mgmt          For                            For
       profit of the required sum to be paid to the
       shareholders, as first dividend, i.e a 6 %
       interest on the amount released and not refunded
       their shares

E.4    Approve to overhaul the Articles of the Bylaws            Mgmt          For                            For
       in order to adapt them to the legal provisions
       in force

E.5    Adopt the Resolutions 2, 3 and 4, and approve             Mgmt          For                            For
       to transfer to the Board of Directors the authorization
       previously granted to the Executive Committee
       by the extraordinary shareholders' meetings
       of 15 APR 2008 [Resolutions 12, 13, 14] and
       30 APR 2007 [Resolution 10]

O.6    Adopt the Resolutions 2, 3 and 4, and approve             Mgmt          Against                        Against
       to transfer to the Board of Directors the authorization
       previously granted to the Executive Committee
       by the ordinary shareholders' meeting of 15
       APR 2008 in its Resolution 11

O.7    Adopt the Resolutions 2, 3 and 4, and appoint             Mgmt          For                            For
       Mr. Rene Abate as a Director

O.8    Adopt the Resolutions 2, 3 and 4, and appoint             Mgmt          For                            For
       Mr. Bernard Arnault as a Director

O.9    Adopt the Resolutions 2, 3 and 4, and appoint             Mgmt          For                            For
       Mr. Sebastien Bazin as a Director

O.10   Adopt the Resolutions 2, 3 and 4, and appoint             Mgmt          For                            For
       Mr. Nicolas Bazire as a Director

O.11   Adopt the Resolutions 2, 3 and 4, and appoint             Mgmt          For                            For
       Mr. Jean Laurent Bonnafe as a Director

O.12   Adopt the Resolutions 2, 3 and 4, and appoint             Mgmt          For                            For
       Mr. Thierry Breton as a Director

O.13   Adopt the Resolutions 2, 3 and 4, appoint Mr.             Mgmt          For                            For
       Rene Brillet as a Director

O.14   Adopt the Resolutions 2, 3 and 4, and appoint             Mgmt          For                            For
       Mr. Charles Edelstenne as a Director

O.15   Adopt the Resolutions 2, 3 and 4, and appoint             Mgmt          For                            For
       Mr. Jean Martin Folz as a Director

O.16   Adopt the Resolutions 2, 3 and 4, and appoint             Mgmt          For                            For
       Mr. Jose Luis Leal Maldonado as a Director

O.17   Adopt the Resolutions 2, 3 and 4, and appoint             Mgmt          For                            For
       Mr. Amauryde Seze as a Dirrector

O.18   Adopt the Rresolutions 2, 3 and 4, and appoint            Mgmt          For                            For
       Mrs. Anne Claire Taittinger as a Director

O.19   Adopt the Resolutions 2, 3 and 4, and appoint             Mgmt          Against                        Against
       the Members of the Board of Directors for a
       3 year period

O.20   Adopt the Resolutions 2, 3 and 4, and approve             Mgmt          For                            For
       to award total annual fees of EUR 900,000.00
       to the Board of Directors

O.21   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By-Law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE AND RECORD DATE. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN SECOND CALL DATE. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CARREFOUR SA, PARIS                                                                         Agenda Number:  701849979
--------------------------------------------------------------------------------------------------------------------------
        Security:  F13923119
    Meeting Type:  MIX
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  FR0000120172
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS COMMENT HAS BEEN DELETED.           Non-Voting    No vote
       THANK YOU.

O.1    Approve the financial statements and discharge            Mgmt          For                            For
       Directors

O.2    Approve to accept the consolidated financial              Mgmt          For                            For
       statements and statutory reports

O.3    Approve the transaction with Mr. Jose Luis Duran          Mgmt          Against                        Against
       regarding severance payments

O.4    Approve the transaction with Mr. Lars Olofsson            Mgmt          For                            For
       regarding severance payments

O.5    Approve the treatment of losses and dividends             Mgmt          For                            For
       of EUR 1.08 per share

O.6    Elect Mr. Lars Olofsson as a Director                     Mgmt          For                            For

O.7    Re-elect Mr. Rene Abate as a Director                     Mgmt          For                            For

O.8    Re-elect Mr. Nicolas Bazire as a Director                 Mgmt          For                            For

O.9    Re-elect Mr. Jean Martin Folz as a Director               Mgmt          For                            For

O.10   Re-appoint Deloitte and Associes as the Auditor           Mgmt          For                            For
       and Beas as Alternate Auditor

O.11   Re-appoint KPMG as the Auditor                            Mgmt          For                            For

O.12   Ratify Mr. Bernard Perod as the Alternate Auditor         Mgmt          For                            For

O.13   Grant authority for the repurchase of up to               Mgmt          Against                        Against
       10% of issued capital

E.14   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.15   Grant authority for the issuance of equity or             Mgmt          For                            For
       equity linked securities with preemptive rights
       up to aggregate nominal amount of EUR 500 million

E.16   Grant authority for the issuance of equity or             Mgmt          For                            For
       equity linked securities without preemptive
       rights up to an aggregate nominal amount of
       EUR 350 million

E.17   Authorize the Board to increase capital in the            Mgmt          For                            For
       event of additional demand related to delegation
       submitted to shareholder vote above

E.18   Grant authority for the capitalization of reserves        Mgmt          For                            For
       of up to EUR 500 million for bonus issue or
       increase in par value

E.19   Grant authority for the issued capital up to              Mgmt          For                            For
       3% for use in Stock Option Plan

E.20   Grant authority for the issued capital up to              Mgmt          For                            For
       0.2% for use in restricted Stock Plan

E.21   Approve Employee Stock Purchase Plan                      Mgmt          For                            For

E.22   Approve Employee Stock Purchase Plan for international    Mgmt          For                            For
       employees

       Receive the reports of the Board of Directors             Non-Voting    No vote
       and reports of the Statutory Auditors

       Conventions referred to in Articles L.225-38              Non-Voting    No vote
       and L.225-42-1 of the Commercial Code

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CASINO GUICHARD PERRACHON, SAINT ETIENNE                                                    Agenda Number:  701924640
--------------------------------------------------------------------------------------------------------------------------
        Security:  F14133106
    Meeting Type:  MIX
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  FR0000125585
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE on 31 DEC 2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       on 31 DEC 2008

O.3    Approve the distribution of profits- fixation             Mgmt          For                            For
       of the dividend

O.4    Approve the agreements referred to in Article             Mgmt          For                            For
       L.225-38 of the Commercial Code

O.5    Authorize the Company to purchase its own shares          Mgmt          Against                        Against

O.6    Appoint Mr. Pierre Giacometti as a Board Member           Mgmt          For                            For

O.7    Approve to renew Mr. Abilio Dos Santos Diniz's            Mgmt          Against                        Against
       mandate as a Board Member for 3 years

O.8    Approve to renew Mr. Pierre Giacometti's mandate          Mgmt          For                            For
       as a Board Member for 3 years

O.9    Approve to renew Mr. Henri Giscard D'estaing's            Mgmt          For                            For
       mandate as a Board Member for 3 years

O.10   Approve to renew Mr. Philippe Houze's mandate             Mgmt          Against                        Against
       as a Board Member for 3 years

O.11   Approve to renew Mr. Marc Ladreit De Lacharriere's        Mgmt          Against                        Against
       mandate as a Board Member for 3 years

O.12   Approve to renew Mr. Jean-Charles Naouri's mandate        Mgmt          Against                        Against
       as a Board Member for 3 years

O.13   Approve to renew Mr. Gilles Pinoncely's mandate           Mgmt          Against                        Against
       as a Board Member for 3 years

O.14   Approve to renew Mr. Gerald De Roquemaurel's              Mgmt          For                            For
       mandate as a Board Member for 3 years

O.15   Approve to renew Mr. David De Rothschild's mandate        Mgmt          Against                        Against
       as a Board Member for 3 years

O.16   Approve to renew Mr. Frederic Saint-Geours's              Mgmt          For                            For
       mandate as a Board Member for 3 years

O.17   Approve to renew Euris Company's mandate as               Mgmt          Against                        Against
       the Board Member for 3 years

O.18   Approve to renew Finatis Company's mandate as             Mgmt          Against                        Against
       the Board Member for 3 years

O.19   Approve to renew Matignon-Diderot Company's               Mgmt          Against                        Against
       mandate as the Board Member for 3 years

O.20   Approve to renew Omnuim De Commerce Et De Participations  Mgmt          Against                        Against
       OCP Company's mandate as the Board Member for
       3 years

O.21   Appoint Mr. Jean-Dominique Comolli as a Board             Mgmt          For                            For
       Member

O.22   Appoint Ms. Rose-Marie Van Lerberghe as a Board           Mgmt          For                            For
       Member

O.23   Approve the attendance allowances allocated               Mgmt          For                            For
       to the Board of Directors

O.24   Appoint Ms. Marie-Paule Degeilh, of the Didier            Mgmt          For                            For
       Kling & Associes Office, as the Temporary Statutory
       Auditor

E.25   Approve the conversion of the shares with preferential    Mgmt          For                            For
       dividend, without voting right, into common
       shares

E.26   Approve the modification of the statutes                  Mgmt          For                            For

E.27   Authorize the Board of Directors and to the               Mgmt          For                            For
       Chairman

E.28   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       issue shares or securities giving right to
       the allocation of new or existing shares of
       the Company or existing shares of any Company
       which it held directly or indirectly more than
       50% of the capital, or debt securities, with
       maintenance of preferential subscription rights,
       in case of issuance of new shares

E.29   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       issue shares or securities giving right to
       the allocation of new or existing shares of
       the Company or existing shares of any company
       which it held directly or indirectly more than
       50% of the capital, or debt securities, with
       cancellation of preferential subscription rights,
       in case of issuance of new shares

E.30   Authorize the Board of Directors to the effect            Mgmt          For                            For
       of fixing the price of the issue achieved without
       preferential subscription rights under the
       terms determined by the general assembly, under
       Article L.225-136 of the Commercial Code

E.31   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued under
       capital increases made with or without preferential
       subscription rights

E.32   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase capital by incorporation of reserves,
       profits, premiums or other amounts whose capitalization
       is accepted

E.33   Authorize the Board of Directors, within the              Mgmt          Against                        Against
       limit of 10% of the Company's capital, to issue
       shares or securities giving access to capital,
       in order to remunerate contributions in kind
       made to the Company and consist of equity securities
       or securities giving access to capital

E.34   Authorize the Board of Directors on overall               Mgmt          For                            For
       limitation of the financial

E.35   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       issue shares or securities giving access to
       capital, in case of a public offer implemented
       by Casino, Guichard-Perrachon for another listed
       company with cancellation of preferential subscription
       right

E.36   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       decide, during a public offer period for the
       Company, the issuance of warrants for the subscription
       to the Company's shares, on preferential terms,
       including their free allocation to all Company's
       shareholders

E.37   Grant authority to issue, by any Company which            Mgmt          Against                        Against
       holds more than 50% of the Casino Guichard-Perrachon
       Company's capital, securities of the issuing
       Company, giving right to the allocation of
       the Company's existing shares

E.38   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital and/or to yield
       the treasury shares, for the benefit of employees

E.39   Grant authority to reduce share capital by cancellation   Mgmt          For                            For
       of treasury shares




--------------------------------------------------------------------------------------------------------------------------
 CASIO COMPUTER CO.,LTD.                                                                     Agenda Number:  701988240
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05250139
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3209000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

5.     Amend the Compensation to be received by  Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CATHAY PAC AWYS LTD                                                                         Agenda Number:  701880076
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y11757104
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  HK0293001514
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.A    Re-elect Mr. Chen Nan Lok Philip as a Director            Mgmt          Against                        Against

1.B    Re-elect Mr. Fan Hung Ling Henry as a Director            Mgmt          Against                        Against

1.C    Re-elect Mr. Lee Tin Chang Peter as a Director            Mgmt          For                            For

1.D    Re-elect Mr. Vernon Francis Moore as a Director           Mgmt          Against                        Against

1.E    Re-elect Mr. Christopher Dale Pratt as a Director         Mgmt          Against                        Against

1.F    Re-elect Mr. So Chak Kwong Jack as a Director             Mgmt          Against                        Against

1.G    Re-elect Mr. Tung Chee Chen Jack as a Director            Mgmt          Against                        Against

1.H    Re-elect Mr. Antony Nigel Tyler as a Director             Mgmt          Against                        Against

1.I    Elect Mr. Kong Dong as a Director                         Mgmt          Against                        Against

1.J    Elect Mr. James Edward Hughes-Hallet as a Director        Mgmt          Against                        Against

1.K    Elect Mr. Shiu Lan Sai Cheung as a Director               Mgmt          Against                        Against

2.     Re-appoint KPMG as the Auditors and authorize             Mgmt          Against                        Against
       the Directors to fix their remuneration

3.     Authorize the Directors to make on-market share           Mgmt          For                            For
       repurchase [within the meaning of the code
       on share repurchases], the aggregate nominal
       amount of the Company's shares which may be
       repurchased pursuant to the approval in this
       resolution shall not exceed 10% of the aggregate
       nominal amount of the shares in issue at the
       date of passing this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

4.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares and to
       make or grant offers, agreements and options
       which will or might require the exercise of
       such powers during or after the end of the
       relevant period, the aggregate nominal amount
       of shares allotted or agreed conditionally
       or unconditionally to be allotted [whether
       pursuant to an option or otherwise] by the
       Directors, otherwise than pursuant to: i) a
       rights issue; or ii) any scrip dividend or
       similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares, shall not exceed the aggregate
       of 20% of the aggregate nominal amount of the
       shares in issue at the date of passing this
       resolution provided that the aggregate nominal
       amount of shares so allotted [or so agreed
       conditionally or unconditionally to be allotted]
       pursuant to this resolution wholly for cash
       shall not exceed 5% of the aggregate nominal
       amount of the shares in issue at the date of
       passing this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 CELESIO AG, STUTTGART                                                                       Agenda Number:  701871750
--------------------------------------------------------------------------------------------------------------------------
        Security:  D1497R112
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  DE000CLS1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisor board, the group financial
       statements, the group annual report, and the
       reports pursuant to sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distribute         Mgmt          For                            For
       profit of EUR 81,648,000 as follows: payment
       of a dividend of EUR 0.48 per no-par share
       ex-div. and payable date: 11 MAY 2009

3.     Ratify the Acts of the Board of Managing Directors        Mgmt          For                            For

4.     Ratify the acts of the Supervisor Board                   Mgmt          For                            For

5.     Appoint the Auditors for the 2009 FY: Ernst               Mgmt          For                            For
       + Young AG, Stuttgart

6.     Authorize to acquire own shares the Company               Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at a price
       differing neither more than 10% from the market
       price of the shares if they are acquired through
       the stock exchange, nor more than 20% if they
       are acquired by way of a repurchase offer,
       on or before 7 NOV 2010; the Board of Managing
       Directors shall be authorized to sell the shares
       on the stock exchange or to offer them to all
       shareholders, to use the shares for acquisition
       purposes, to retire the shares, to dispose
       of the shares in a manner other than the stock
       exchange or an offer to all shareholders if
       the shares are sold at a price not materially
       below their market price, and to use the shares
       for satisfying option or conversion rights

7.     Resolution on the creation of authorize the               Mgmt          Against                        Against
       capital and the correspondent amendment to
       the Articles of Association; the Board of Managing
       Directors shall be authorized, with the consent
       of the supervisor board, to increase the share
       capital by up to EUR 65,318,400 through the
       issue of new registered no-par shares against
       contributions in cash and/or kind, on or before
       30 APR 2014 [authorized capital 2009] shareholders
       shall be granted subscription rights for a
       capital increase against payment in cash nevertheless,
       shareholders' subscription rights may be excluded
       for residual amounts, for the granting of such
       rights to bondholders, for a capital increase
       of up to 10% of the share capital if the shares
       are issued at a price not materially below
       their market price, and for a capital increase
       against payment in kind

8.     Resolution o the authorization to issue convertible       Mgmt          For                            For
       and/or warrant bonds the creation of contingent
       capital, and the correspondent amendment to
       the Articles of Association the existing authorization
       to issue convent and/or warrant bonds conferring
       convent and/or option rights for shares of
       the company shall be revoked the board of Managing
       Directors shall be authorized, with the consent
       of the supervisor board, to issue bearer bonds
       of up to EUR 500,000,000, conferring convent
       and/or option rights for shares of the Company,
       on or before 07 MAY 2014 shareholders shall
       be granted subscription rights except for residual
       amounts, for the is-sue of bonds to holders
       of option and/or conversion rights for shares
       of the company, and for the issue of bonds
       conferring convent and/or option rights for
       shares of the company of up to 10% of the share
       capital at a price not materially below their
       theatrical market value the Company's share
       capital shall be increased accordingly by up
       to EUR 21,772,800 through the issue of up to
       17,010,000 new registered no-par shares, insofar
       as convenes and/or option rights are exercised
       [contingent capital 2009]

9.     Elect Mr. W.M. Henning Rehder to the Supervisory          Mgmt          For                            For
       Board




--------------------------------------------------------------------------------------------------------------------------
 CELESTICA INC                                                                               Agenda Number:  701860517
--------------------------------------------------------------------------------------------------------------------------
        Security:  15101Q108
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  CA15101Q1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS 1.1 TO 1.8 AND 2. THANK YOU.

       To receive the financial statements of the Corporation    Non-Voting    No vote
       for its FYE 31 DEC 2008, together with the
       report of the Auditor thereon

1.1    Elect Mr. Robert L. Crandall as a Director for            Mgmt          For                            For
       the ensuing year

1.2    Elect Mr. William A. Etherington as a Director            Mgmt          For                            For
       for the ensuing year

1.3    Elect Mr. Laurette Koellner as a Director for             Mgmt          For                            For
       the ensuing year

1.4    Elect Mr. Richard S. Love as a Director for               Mgmt          For                            For
       the ensuing year

1.5    Elect Mr. Craig H. Muhlhauser as a Director               Mgmt          For                            For
       for the ensuing year

1.6    Elect Mr. Eamon J. Ryan as a Director for the             Mgmt          For                            For
       ensuing year

1.7    Elect Mr. Gerald W. Schwartz as a Director for            Mgmt          For                            For
       the ensuing year

1.8    Elect Mr. Don Tapscott as a Director for the              Mgmt          Against                        Against
       ensuing year

2.     Appoint KPMG LLP as the Auditor for the ensuing           Mgmt          For                            For
       year and authorize the Board Directors of Celestica
       Inc., to fix the remuneration of the Auditor

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CENTRAL JAPAN RAILWAY COMPANY                                                               Agenda Number:  702008574
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05523105
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3566800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3      Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CENTRICA PLC, WINDSOR BERKSHIRE                                                             Agenda Number:  701760185
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2018Z143
    Meeting Type:  OGM
    Meeting Date:  21-Nov-2008
          Ticker:
            ISIN:  GB00B033F229
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 275,100,000, divided
       into 4,455,000,000 ordinary shares of 6 14/81
       pence each and 100,000 cumulative preference
       shares of GBP 1 each, to GBP 432,098,765 divided
       into 7,000,000,000 ordinary shares of 6 14/81
       pence each and 100,000 cumulative preference
       shares of GBP 1 each by the creation of 2,545,000,000
       ordinary shares of 6 14/81 pence each forming
       a single class with the existing ordinary shares
       of 6 14/81 pence each in the Company; and Authorize
       the Directors, purpose of Section 80 of the
       Companies Act 1985, to allot relevant securities
       up to an aggregate nominal amount of GBP 180,515,131[Authority expires the earlier of the conclusion of the
       AGM of the Company in 2009 or 20 FEB 2010];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.2    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 1 and to allot equity securities
       [as defined in Section 94 of the Companies
       Act 1985]; [Section 89(1) of the Companies
       Act 1985], did not apply to such allotment
       of equity securities a) in connection with
       a rights issue, and b) up to an aggregate nominal
       amount of GBP 15,700,000; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company in 2009 or 20 FEB 2010]; and, authorize
       the Directors to allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CENTRICA PLC, WINDSOR BERKSHIRE                                                             Agenda Number:  701882258
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2018Z143
    Meeting Type:  AGM
    Meeting Date:  11-May-2009
          Ticker:
            ISIN:  GB00B033F229
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors for the YE 31 DEC
       2008

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2008

3.     Declare a final dividend of 8.73 pence per ordinary       Mgmt          For                            For
       share be paid on 10 JUN 2009 to shareholders
       on the register of the Members at the close
       of business on 24 APR 2009

4.     Re-appoint Mr. Mark Hanafin as a Director of              Mgmt          For                            For
       the Company

5.     Re-appoint Mr. Sam Laidlaw as a Director of               Mgmt          For                            For
       the Company

6.     Re-appoint Mr. Andrew Mackenzie as a Non-Executive        Mgmt          For                            For
       Director of the Company

7.     Re-appoint Ms. Helen Alexander as a Non-Executive         Mgmt          For                            For
       Director of the Company

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company, until the conclusion
       of the next general meeting at which accounts
       are laid

9.     Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

10.    Authorize the Company and any Company which               Mgmt          For                            For
       is, or becomes, a subsidiary of the Company,
       in accordance with the Section 366 of the Companies
       Act 2006, to make donations to political parties
       or independent election candidates, as specified
       in Section 363 and 364 of the Companies Act
       2006, not exceeding GBP 80,000 in total; and
       to make donations to political organization
       other than political parties, as specified
       in Section 363 and 364 of the Companies Act
       2006, not exceeding GBP 80,000 in total; and
       to incur political expenditure, as specified
       in Section 365 of the Companies Act 2006, not
       exceeding GBP 80,000 in total; and [Authority
       expire the earlier of the Company's AGM to
       be held in 2010 or 30 JUN 2010]

11.    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company to GBP 555,655,555 divided into
       9,000,000,000 ordinary shares of 6 14/81 pence
       each and 100,000 cumulative redeemable preference
       shares of GBP 1 each by the creation of 2,000,000,000
       additional ordinary shares of 6 14/81 pence
       each forming a single class with the existing
       ordinary shares of 6 14/81 pence each in the
       Company

12.    Authorize the Directors, to allot relevant securities     Mgmt          Against                        Against
       [as defined in the Companies Act 1985], up
       to a nominal amount of GBP 105,092,036, and
       comprising equity securities [as defined in
       the Companies Act 1985] up to a nominal amount
       of GBP 210,184,073 [after deducting from such
       limit any relevant securities allotted under
       this resolution in connection with an offer
       by way of a rights issue to ordinary shareholders
       in proportion [as nearly as may be practicable]
       to their existing holdings and so that the
       Directors may impose any limits or restrictions
       and make any arrangements which they consider
       necessary or appropriate to deal with treasury
       shares, fractional entitlements, record dates,
       legal, regulatory or practical problems in,
       or under the laws of, any territory or any
       other matter but, in each case; [Authority
       expire the earlier of the next AGM or 30 JUN
       2010]]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.13   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 12 as specified, to allot equity
       securities [as defined in the Companies Act
       1985] for cash under the authority given by
       that Resolution and/or where the allotment
       constitutes an allotment of equity securities
       by virtue of section 94(3A) of the Companies
       Act 1985, as if section 89(1) of the Companies
       Act1985 provided that this power is limited
       to the allotment of equity securities: a) in
       connection with a rights issue in favor of
       ordinary shareholders; b) up to an aggregate
       nominal amount of GBP 15,765,382; and [Authority
       expire the earlier of the next AGM or 30 JUN
       2010]]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.14   Authorize the Company, pursuant to the Articles           Mgmt          For                            For
       of Association of the Company, to make market
       purchases [Section 163(3) of the Companies
       Act 1985] of up to 510,798,378 ordinary shares
       of 6 14/81 pence each in the Company [ordinary
       shares], at a minimum price of 6 14/81 pence
       and an amount equal to 105% of the average
       market value for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       2010 AGM of the Company or 30 JUN 2010]; and
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.15   Approve that a general meeting other than an              Mgmt          Against                        Against
       AGM to be called on not less than 14 clear
       day's notice




--------------------------------------------------------------------------------------------------------------------------
 CENTRICA PLC, WINDSOR BERKSHIRE                                                             Agenda Number:  701969581
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2018Z143
    Meeting Type:  OGM
    Meeting Date:  08-Jun-2009
          Ticker:
            ISIN:  GB00B033F229
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve that the transaction, on the terms specified      Mgmt          For                            For
       in the Transaction Agreements [as specified],
       and authorize the Directors of the Company
       [or a Committee of the Directors] to waive,
       amend, vary or extend any of the terms of the
       Transaction Agreement [provide that any such
       waivers, amendments, variations or extensions
       are not of a material nature] and to do all
       things as they may in their absolute discretion
       consider to be necessary or desirable to implement
       and give effect to, or otherwise in connection
       with, the transactions and any matters incidental
       to the transactions




--------------------------------------------------------------------------------------------------------------------------
 CENTURY LEASING SYSTEM,INC.                                                                 Agenda Number:  701812910
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05607106
    Meeting Type:  EGM
    Meeting Date:  25-Feb-2009
          Ticker:
            ISIN:  JP3424950008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Merger with TOKYO LEASING CO.,LTD.                Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions, Change
       Official Company Name to Century Tokyo  Leasing
       Corporation, Expand Business Lines,
       Increase Authorized Capital to 400M shs., Reduce
       Board Size to 12, Increase Auditors Board Size
       to 8,  Allow Use of     Treasury Shares for
       Odd-Lot Purchases

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 CENTURY LEASING SYSTEM,INC.                                                                 Agenda Number:  701988606
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05607106
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2009
          Ticker:
            ISIN:  JP3424950008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CFS RETAIL PROPERTY TRUST                                                                   Agenda Number:  701842191
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q22625208
    Meeting Type:  OGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  AU000000CFX0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of ASX listing rules            Mgmt          For                            For
       7.1 and 7.4, the issue of 162,500,000 ordinary
       units in CFX to institutional investors as
       specified

S.2    Amend, the constitution of CFS Retail property            Mgmt          For                            For
       trust by adding a new Clause 15.5, as terms
       specified




--------------------------------------------------------------------------------------------------------------------------
 CGI GROUP INC.                                                                              Agenda Number:  701791875
--------------------------------------------------------------------------------------------------------------------------
        Security:  39945C109
    Meeting Type:  AGM
    Meeting Date:  27-Jan-2009
          Ticker:
            ISIN:  CA39945C1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS 1.1 TO 1.14 AND 2. THANK YOU.

       To receive the report of the Directors, together          Non-Voting    No vote
       with the consolidated balance sheet and the
       statements of earnings, comprehensive income,
       retained earnings and cash flows, and the Auditors'
       report for the FYE 30 SEP 2008

1.1    Elect Mr. Claude Boivin as a Director                     Mgmt          For                            For

1.2    Elect Mr. Bernard Bourigeaud as a Director                Mgmt          For                            For

1.3    Elect Mr. Jean Brassard as a Director                     Mgmt          For                            For

1.4    Elect Mr. Claude Chamberland as a Director                Mgmt          For                            For

1.5    Elect Mr. Robert Chevrier as a Director                   Mgmt          For                            For

1.6    Elect Mr. Thomas P. D'Aquino as a Director                Mgmt          For                            For

1.7    Elect Mr. Paule Dore as a Director                        Mgmt          For                            For

1.8    Elect Mr. Serge Godin as a Director                       Mgmt          For                            For

1.9    Elect Mr. Andre Imbeau as a Director                      Mgmt          For                            For

1.10   Elect Mr. David L. Johnston as a Director                 Mgmt          For                            For

1.11   Elect Ms. Eileen A. Mercier as a Director                 Mgmt          For                            For

1.12   Elect Mr. Michael E. Roach as a Director                  Mgmt          For                            For

1.13   Elect Mr. Gerald T. Squire as a Director                  Mgmt          For                            For

1.14   Elect Mr. Robert Tessier as a Director                    Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       and authorize the Audit and Risk Management
       Committee to fix their remuneration

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG HLDGS LTD                                                                       Agenda Number:  701902175
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y13213106
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Elect Mr. Kam Hing Lam as a Director                      Mgmt          For                            For

3.2    Elect Ms. Woo Chia Ching, Grace as a Director             Mgmt          For                            For

3.3    Elect Mr. Fok Kin-ning, Canning as a Director             Mgmt          For                            For

3.4    Elect Mr. Frank John Sixt as a Director                   Mgmt          For                            For

3.5    Elect Mr. George Colin Magnus as a Director               Mgmt          For                            For

3.6    Elect Mr. Kwok Tun-li, Stanley as a Director              Mgmt          For                            For

3.7    Elect Ms. Hung Siu-lin, Katherine as a Director           Mgmt          For                            For

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditor and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors to issue and dispose              Mgmt          For                            For
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       at the date of this resolution until the next
       AGM [Relevant Period], such mandate to include
       the granting of offers or options [including
       bonds and debentures convertible into shares
       of the Company] which might be exercisable
       or convertible during or after the relevant
       period

5.2    Authorize the Directors during the relevant               Mgmt          For                            For
       period to repurchase shares of HKD 0.50 each
       in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of this Resolution,
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

5.3    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to issue and dispose of additional
       shares pursuant to Resolution 5.1 by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company under the
       authority granted pursuant to Resolution 5.2,
       provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of the said resolution

       PLEASE NOTE THAT EUROCLEAR DOES NOT OFFER ANY             Non-Voting    No vote
       VOTING SERVICES ON THIS ISSUE. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG INFRASTRUCTURE HLDGS LTD                                                        Agenda Number:  701886559
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2098R102
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  BMG2098R1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR ALL THE RESOLUTIONS
       . THANK YOU.

1.     Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's report for the YE 31st DEC 2008

2.     Declare the final dividend                                Mgmt          For                            For

3.1    Elect Mr. Li Tzar Kuoi, Victor as a Director              Mgmt          Against                        Against

3.2    Elect Mr. Fok Kin Ning, Canning as a Director             Mgmt          Against                        Against

3.3    Elect Mr. Tso Kai Sum as a Director                       Mgmt          Against                        Against

3.4    Elect Mr. Cheong Ying Chew, Henry as a Director           Mgmt          For                            For

3.5    Elect Mr. Barrie Cook as a Director                       Mgmt          Against                        Against

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditor and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors to issue and dispose              Mgmt          For                            For
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       at the date of the resolution until the next
       AGM [Relevant Period], such mandate to include
       the granting of offers or options [including
       bonds and debentures convertible into shares
       of the Company] which might be exercisable
       or convertible during or after the relevant
       period

5.2    Authorize the Directors to repurchase shares              Mgmt          For                            For
       of HKD 1.00 in the capital of the Company during
       the relevant period, subject to and in accordance
       with all applicable laws and requirements of
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       law to be held]

5.3    Authorize the Directors to issue and dispose              Mgmt          For                            For
       of additional shares pursuant to Resolution
       5[1] by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Ordinary
       Resolution 5[2], provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of the said resolution

6.1    Authorize the Directors of the Company, acting            Mgmt          For                            For
       together, individually or by committee to approve
       the acquisition of the bonds, notes, commercial
       paper or other similar debt instruments issued
       by Connected Issuers [as specified] pursuant
       to the master agreement dated 03 APR 2009 and
       made between the Company and Hutchison Whampoa
       Limited setting out the basis upon which the
       Company or its subsidiaries may acquire the
       Connected Debt Securities issued by the connected
       issuers, copy of which have been produced to
       this meeting marked "A" and signed by the Chairman
       of this meeting for identification purpose
       subject to the limitations set as specified

6.2    Authorize the Directors to acquire Connected              Mgmt          For                            For
       Debt Securities generally and unconditionally
       approve i]the aggregate gross purchase price
       of Connected Debt Securities of a particular
       issue to be acquired, after deducting any net
       sale proceeds of Connected Debt Securities
       sold, by the Company and its subsidiaries [the
       "Group"] ["Net Connected Debt Securities Position"]
       during the Relevant Period pursuant to the
       approval in paragraph [a] above shall not exceed
       20% of the aggregate value of the subject issue
       and all outstanding Connected Debt Securities
       of the same issuer with the same maturity or
       shorter maturities; ii] the Net Connected Debt
       Securities Position of the Group at any time
       during the relevant period shall not exceed:
       [a] HKD 2.2 billion or [b] 20% of the aggregate
       "net liquid assets" of the Group which is accounted
       for and consolidated in the accounts of the
       Company as at 31 DEC 2008 or if different,
       20% of the Company's "unaudited consolidated
       net liquid assets" as at the last day of the
       immediately preceding calendar quarter [the
       "Reference Date"], whichever is the lower;
       for this purpose, "net liquid assets" shall
       mean the aggregate value of cash, deposits
       and marketable securities [including for the
       avoidance of doubt any Connected Debt Securities
       held at the time] and the Company's "unaudited
       consolidated net liquid assets" as at the reference
       date shall mean the aggregate value of the
       cash, deposits and marketable securities [including
       for the avoidance of doubt any Connected Debt
       Securities held at the time all valued at their
       respective fair market values as at such date]
       held by the Group which is accounted for and
       consolidated in the accounts of the Company
       as at the reference date less the aggregate
       value of any such assets which are subject
       to pledges or other encumbrances as at the
       reference date; [iii] the Connected Debt Securities
       shall be [a] listed for trading on a recognised
       exchange, [b] offered to qualified institutional
       buyers in reliance on Rule 144A under the U.S.
       Securities Act of 1933, as amended, [c] offered
       to persons outside the United States in reliance
       on Regulation S under the U.S. Securities Act
       of 1933, or [d] offered pursuant to an issue
       where the aggregate value of such issue and
       all other outstanding Connected Debt Securities
       of the same issuer is no less than USD 500
       million or its equivalent in other currencies
       permitted under [vi] below, and in all cases
       the Connected Debt Securities shall be acquired
       by the Group only on normal commercial terms
       arrived at after arm's length negotiations;
       iv] the Connected Debt Securities shall be
       of at least investment grade or its equivalent;
       v] the Connected Debt Securities shall not
       include zero coupon instruments or instruments
       with any imbedded option, right to convert
       into or exchange for any form of equity interest
       or derivative; vi] the Connected Debt Securities
       shall be issued in any of the following currencies,
       Hong Kong Dollars, the United States Dollars,
       Canadian Dollars or such other currency as
       the Directors who have no material interest
       in the proposed acquisition of Connected Debt
       Securities consider in their reasonable opinion
       as posing a risk acceptable to the Group having
       regard to the Groups assets and businesses
       from time to time vii] the Connected Debt Securities
       shall have maturity not in excess of 15 years;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company ]




--------------------------------------------------------------------------------------------------------------------------
 CHINA MERCHANTS HLDGS INTL CO LTD                                                           Agenda Number:  701934184
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1489Q103
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  HK0144000764
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the report of the
       Directors and the Independent Auditor's report
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.i    Re-elect Dr. Fu Yuning as a Director                      Mgmt          Against                        Against

3.ii   Re-elect Mr. Hu Zheng as a Director                       Mgmt          Against                        Against

3.iii  Re-elect Mr. Meng Xi as a Director                        Mgmt          Against                        Against

3.iv   Re-elect Mr. Yu Liming as a Director                      Mgmt          Against                        Against

3.v    Re-elect Mr. Kut Ying Hay as a Director                   Mgmt          For                            For

3.vi   Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       to fix their remuneration

5.A    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution and pursuant to section
       57B of the Companies Ordinance, as specified
       of all the powers of the Company to allot,
       issue and deal with additional shares in the
       capital of the Company or securities convertible
       into such shares or options, warrants or similar
       rights to subscribe for any shares in the Company
       and to make or grant offers, agreements and
       options which might require the exercise of
       such power be generally and unconditionally
       approved during and after the end of the Relevant
       Period, the aggregate nominal amount of share
       capital allotted or agreed [whether pursuant
       to an option or otherwise] by the Directors
       of the Company pursuant to the approval in
       paragraph (a) of this Resolution, otherwise
       than pursuant to (i) a rights issue [as specified];
       (ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       (iii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue of shares or rights to acquire shares
       of the Company; or (iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       law to be held]

5.B    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase its own shares
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other Stock Exchange
       on which the securities of the Company may
       be listed and recognized by the securities
       and futures commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the rules governing the listing of securities
       on the Stock Exchange of Hong Kong Limited
       [Listing Rules] or of any other Stock Exchange
       as amended from time to time, during relevant
       period, shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue on the date of the passing
       of this resolution and the said approval shall
       be limited accordingly; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable law to be held]

5.C    Approve, conditional upon Resolutions 5.A and             Mgmt          For                            For
       5.B as specified, the aggregate nominal amount
       of the number of shares in the capital of the
       Company which are repurchased by the Company
       under the authority granted to the Directors
       of the Company as specified in Resolution Number
       5.B as specified in the notice convening this
       meeting shall be added to the aggregate nominal
       amount of share capital that may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to Resolution 5.A as specified, provided
       that the amount of share capital repurchased
       by the Company shall not exceed 10% of the
       total nominal amount of the share capital of
       the Company in issue on the date of the passing
       of this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA MOBILE LTD                                                                            Agenda Number:  701878401
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14965100
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  HK0941009539
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.THANK
       YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       of the Company and its subsidiaries for the
       YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.1    Re-elect Mr. Wang Jianzhou as a Director                  Mgmt          Against                        Against

3.2    Re-elect Mr. Zhang Chunjiang as a Director                Mgmt          Against                        Against

3.3    Re-elect Mr. Sha Yuejia as a Director                     Mgmt          Against                        Against

3.4    Re-elect Mr. Liu Aili as a Director                       Mgmt          Against                        Against

3.5    Re-elect Mr. Xu Long as a Director                        Mgmt          Against                        Against

3.6    Re-elect Mr. Moses Cheng Mo Chi as a Director             Mgmt          For                            For

3.7    Re-elect Mr. Nicholas Jonathan Read as a Director         Mgmt          Against                        Against

4.     Re-appoint Messrs. KPMG as the Auditors and               Mgmt          For                            For
       to authorize the Directors to fix their remuneration

5.     Authorize the Directors during the relevant               Mgmt          For                            For
       period of all the powers of the Company to
       purchase shares of HKD 0.10 each in the capital
       of the Company including any form of depositary
       receipt representing the right to receive such
       shares [Shares]; and the aggregate nominal
       amount of shares which may be purchased on
       The Stock Exchange of Hong Kong Limited or
       any other stock exchange on which securities
       of the Company may be listed and which is recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited shall not exceed or represent
       more than 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires earlier at the conclusion
       of the next AGM of the meeting or the expiration
       of period within which the next AGM of the
       Company is required by law to be held]

6.     Authorize the Directors to exercise full powers           Mgmt          For                            For
       of the Company to allot, issue and deal with
       additional shares in the Company [including
       the making and granting of offers, agreements
       and options which might require shares to be
       allotted, whether during the continuance of
       such mandate or thereafter] provided that,
       otherwise than pursuant to (i) a rights issue
       where shares are offered to shareholders on
       a fixed record date in proportion to their
       then holdings of shares; (ii) the exercise
       of options granted under any share option scheme
       adopted by the Company; (iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend in accordance with the Articles of
       Association of the Company, the aggregate nominal
       amount of the shares allotted shall not exceed
       the aggregate of: (a) 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution, plus (b) [if the Directors are
       so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of the share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this Resolution];
       [Authority expires earlier at the conclusion
       of the next AGM of the meeting or the expiration
       of period within which the next AGM of the
       Company is required by law to be held]

7.     Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company referred to in the
       resolution as specified in item 6 in the notice
       of this meeting in respect of the share capital
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA NETCOM GROUP CORPORATION (HONG KONG) LTD                                              Agenda Number:  701684119
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1505N100
    Meeting Type:  CRT
    Meeting Date:  17-Sep-2008
          Ticker:
            ISIN:  HK0906028292
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 499709 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the Scheme of Arrangement proposed to             Mgmt          For                            For
       be made between the Company and the holders
       of its ordinary shares of USD 0.04 each




--------------------------------------------------------------------------------------------------------------------------
 CHINA NETCOM GROUP CORPORATION (HONG KONG) LTD                                              Agenda Number:  701688523
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1505N100
    Meeting Type:  EGM
    Meeting Date:  17-Sep-2008
          Ticker:
            ISIN:  HK0906028292
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the Scheme of Arrangement dated 15 AUG            Mgmt          For                            For
       2008 [the 'Scheme'] between the Company and
       the holders of the Scheme Shares (as defined
       in the Scheme) in the form of the print which
       has been produced to this Meeting and for the
       purposes of identification signed by the Chairman
       of this Meeting, with any modification thereof
       or addition thereto or condition approved or
       imposed by the High Court of the Hong Kong
       Special Administrative Region, and (B) for
       the purposes of giving effect to the Scheme,
       on the Effective Date (as defined in the Scheme):
       1) to issue share capital of the Company be
       reduced by cancelling and extinguishing the
       Scheme Shares; 2) subject to and forthwith
       upon such reduction of share capital taking
       effect, to increase the authorized share capital
       of the Company to its former amount of USD
       1,000,000,000 by the creation of such number
       of ordinary shares of USD 0.04 each in the
       capital of the Company as shall be equal to
       the number of the Scheme Shares cancelled;
       and (3) the Company shall apply the credit
       arising in its books of account as a result
       of such reduction of share capital in paying
       up in full at par the ordinary shares of USD
       0.04 each in the capital of the Company to
       be created as aforesaid, which new shares shall
       be allotted and issued, credited as fully paid,
       to China Unicom Limited and/or its nominees
       and the Directors of the Company.




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LD & INVT LTD                                                                Agenda Number:  701919740
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  EGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the CSCECL Group Engagement Agreement             Mgmt          For                            For
       and the transactions contemplated thereunder
       and the implementation thereof; the CSCECL
       Construction Engagement Cap  for the period
       between 01 JUN 2009 and 31 MAY 2012; and authorize
       any one Director of the Company for and on
       behalf of the Company to execute all such other
       documents, instruments and agreements and to
       do all such acts or things deemed by him to
       be incidental to, ancillary to or in connection
       with the matters contemplated in the CSCECL
       Group Engagement Agreement and the transactions
       contemplated thereunder including the affixing
       of Common Seal thereon

2.     Approve the CSC Group Engagement Agreement and            Mgmt          For                            For
       the transactions contemplated thereunder and
       the implementation thereof; the CSC Construction
       Engagement Cap  for the period between 01 JUL
       2009 and 30 JUN 2012; and authorize any one
       Director of the Company and on behalf of the
       Company to execute all such other documents,
       instruments and agreements and to do all such
       acts or things deemed by him to be incidental
       to, ancillary to or in connection with the
       matters contemplated in the CSC Group Engagement
       Agreement and the transactions contemplated
       thereunder including the affixing of Common
       Seal thereon




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LD & INVT LTD                                                                Agenda Number:  701919752
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.a    Re-elect Mr. Chen Bin as a Director                       Mgmt          Against                        Against

2.b    Re-elect Mr. Zhu Yijian as a Director                     Mgmt          Against                        Against

2.c    Re-elect Mr. Luo Liang as a Director                      Mgmt          Against                        Against

2.d    Re-elect Dr. Li Kwok Po, David as a Director              Mgmt          For                            For

2.e    Re-elect Dr. Fan Hsu Lai Tai, Rita as a Director          Mgmt          For                            For

3.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4.     Declare of a final dividend for the YE 31 DEC             Mgmt          For                            For
       2008 of HKD 7 cents per share

5.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board to fix their remuneration

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, to purchase shares in the
       capital of the Company during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or any other stock
       exchange recognized for this purpose by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange under the Hong Kong
       Code on Share Repurchases, not exceeding 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue as at the date
       of passing this Resolution; [Authority expires
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       and/or the Companies Ordinance [Chapter 32
       of the Laws of Hong Kong] to be held]

7.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, pursuant to Section 57B
       of the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to allot, issue and deal
       with additional shares in the capital of the
       Company and to make or grant offers, agreements,
       options and rights of exchange during the relevant
       period, not exceeding the aggregate of a) 20%
       of the share capital of the Company; and b)
       the nominal amount of share capital repurchased
       [up to 10% of the aggregate nominal amount
       of the share capital], otherwise than pursuant
       to i) a rights issue; or ii) the exercise of
       subscription or conversion rights under the
       terms of any bonds or securities which are
       convertible into shares of the Company; or
       iii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to Directors and/or employees of the
       Company and/or any of its subsidiaries of shares
       or rights to acquire shares of the Company;
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by Articles of Association
       and/or Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

8.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolutions 6 and 7, to extend the general
       mandate granted to the Directors of the Company
       pursuant to the Resolution 7, by an amount
       representing the aggregate nominal amount of
       share capital of the Company purchased by the
       Company under the authority granted pursuant
       to the Resolution 6, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing this Resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA RES ENTERPRISE LTD                                                                    Agenda Number:  701917885
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15037107
    Meeting Type:  AGM
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  HK0291001490
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the Directors' report and the Independent
       Auditor's report for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. Qiao Shibo as a Director                     Mgmt          Against                        Against

3.b    Re-elect Mr. Chen Lang as a Director                      Mgmt          Against                        Against

3.c    Re-elect Mr. Wang Qun as a Director                       Mgmt          Against                        Against

3.d    Re-elect Mr. Lau Pak Shing as a Director                  Mgmt          Against                        Against

3.e    Re-elect Mr. Jiang Wei as a Director                      Mgmt          Against                        Against

3.f    Re-elect Mr. Wang Shuaiting as a Director                 Mgmt          Against                        Against

3.g    Re-elect Mr. Yan Biao as a Director                       Mgmt          Against                        Against

3.h    Re-elect Dr. Chan Po Fun, Peter as a Director             Mgmt          For                            For

3.i    Approve to fix the fees for all the Directors             Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares of
       HKD 1.00 each in the capital of the Company
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other Stock
       Exchange on which the securities of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, during the relevant period, shall
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of this resolution and the said
       approval shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by law to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, pursuant to Section 57B
       of the Companies Ordinance, to allot, issue
       and deal with additional shares of HKD 1.00
       each in the capital of the Company and to make
       or grant offers, agreements and options [including
       bonds, warrants and debentures convertible
       into shares of the Company], during and after
       the end of relevant period, the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       [whether pursuant to an option or otherwise]
       and issued by the Directors of the Company
       pursuant to the approval of this resolution,
       otherwise than i) a rights issue [as hereinafter
       defined]; ii) an issue of shares under any
       option scheme or similar arrangement for the
       time being adopted for the grant or issue of
       shares or rights to acquire shares of the Company;
       iii) an issue of shares upon the exercise of
       the subscription or conversion rights under
       the terms of any warrants or any securities
       of the Company which are convertible into shares
       of the Company; or iv) an issue of shares as
       scrip dividends pursuant to the Articles of
       Association of the Company from time to time,
       shall not exceed 20% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing this resolution and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

7.     Approve, subject to the passing of the resolutions        Mgmt          For                            For
       as proposed under items 5 and 6, as specified
       in the notice convening this meeting, the general
       mandate granted to the Directors of the Company
       to allot, issue and deal with additional shares
       pursuant to the resolution as proposed under
       item 6 and extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of shares in the capital of the Company
       repurchased by the Company under the authority
       granted pursuant to the resolution as proposed
       under item 5, provided that such amount of
       shares so repurchased shall not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company as at the date
       of the said resolution

S.8    Amend the Articles 70, 115, 120, 150, 150.3               Mgmt          For                            For
       and 149.5 of the Company's Articles of Association
       as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURES PWR HLDGS CO LTD                                                             Agenda Number:  701924525
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503A100
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2009
          Ticker:
            ISIN:  HK0836012952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.1    Re-elect Mr. Wang Shuai Ting as a Director                Mgmt          Against                        Against

3.2    Re-elect Mr. Tang Cheng as a Director                     Mgmt          Against                        Against

3.3    Re-elect Mr. Zhang Shen Wen as a Director                 Mgmt          Against                        Against

3.4    Re-elect Mr. Jiang Wei as a Director                      Mgmt          Against                        Against

3.5    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to repurchase shares at par value of HKD 1.00
       each in the capital of the Company on The Stock
       Exchange of Hong Kong Limited [the "Stock Exchange"]
       or on any other stock exchange on which the
       securities of the Company may be listed and
       recognized by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange for this
       purpose, subject to and in accordance with
       all applicable laws and the requirements of
       the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time; the
       aggregate nominal amount of shares of the Company
       which the Directors of the Company are authorized
       to repurchase shall not exceed 423,223,396
       shares, representing not more than 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of this
       resolution [ie. 4,232,233,969 shares] and the
       said approval shall be limited accordingly;
       [Authority expires earlier at the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable law
       or the Articles of Association of the Company
       to be held]

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       of HKD 1.00 each at par in the capital of the
       Company and to make or grant offers, agreements
       and options [including bonds, warrants and
       debentures convertible into shares of the Company]
       which would or might require the exercise of
       such power and after the end of the relevant
       period; the aggregate nominal amount of shares
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] and issued by the Directors of
       the Company, otherwise than (i) a rights issue
       [as specified]; (ii) an issue of shares under
       any option scheme or similar arrangement for
       the time being adopted for the grant or issue
       of shares or rights to acquire shares of the
       Company; (iii) an issue of shares upon the
       exercise of the subscription or conversion
       rights under the terms of any warrants or any
       securities of the Company which are convertible
       into shares of the Company; or (iv) an issue
       of shares as scrip dividends pursuant to the
       Articles of Association of the Company from
       time to time, shall not exceed 20% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing this
       resolution; and [Authority expires earlier
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable law or the Articles of Association
       of the Company to be held]

7.     Approve that subject to the passing of the resolution     Mgmt          For                            For
       Nos.5 and 6 as specified, the general mandate
       granted to the Directors of the Company to
       allot, issue and deal with additional shares
       pursuant to resolution No.6 as specified added
       by which are the aggregate nominal amount of
       shares, repurchased by the Company under the
       authority granted pursuant to resolution No.5
       set out in the notice convening this meeting,
       provided that such amount of shares so repurchased
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of the said resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA UNICOM (HONG KONG) LTD                                                                Agenda Number:  701790481
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1519S111
    Meeting Type:  EGM
    Meeting Date:  14-Jan-2009
          Ticker:
            ISIN:  HK0000049939
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR RESOLUTION
       1. THANK YOU.

1.     Approve and ratify, the transfer agreement dated          Mgmt          For                            For
       16 DEC 2008 [the Transfer Agreement] entered
       into between China United Network Communications
       Corporation Limited [Unicom China] and China
       United Telecommunications Corporation Limited
       [Unicom A Share Company] relating to the transfer
       of all of the rights and obligations of Unicom
       A Share Company under the Acquisition Agreement
       [as specified to the shareholders of the Company
       dated 22 DEC 2008, of which this Notice forms
       part] to Unicom China; authorize the Directors
       of the Company, acting together, individually
       or by Committee, to execute all such documents
       and/or to do all such acts on behalf of the
       Company as they may consider necessary, desirable
       or expedient for the purpose of, or in connection
       with, the implementation and completion of
       the Transfer Agreement and the transactions
       contemplated therein




--------------------------------------------------------------------------------------------------------------------------
 CHINA UNICOM HONG KONG LTD                                                                  Agenda Number:  701903773
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1519S111
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  HK0000049939
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Independent Auditor
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.A1   Re-elect Mr. Chang Xiaobing as a Director                 Mgmt          For                            For

3.A2   Re-elect Mr. Lu Yimin as a Director                       Mgmt          For                            For

3.A3   Re-elect Mr. Zuo Xunsheng as a Director                   Mgmt          Against                        Against

3.A4   Re-elect Mr. Cesareo Alierta Izuel as a Director          Mgmt          Against                        Against

3.A5   Re-elect Mr. Jung Man Won as a Director                   Mgmt          For                            For

3.A6   Re-elect Mr. Wong Wai Ming as a Director                  Mgmt          For                            For

3.A7   Re-elect Mr. John Lawson Thornton as a Director           Mgmt          For                            For

3.A8   Re-elect Mr. Timpson Chung Shui Ming as a Director        Mgmt          For                            For

3.B    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors for the YE 31
       DEC 2009

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Board of Directors
       to fix their remuneration for the YE 31 DEC
       2009

5.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       shares of HKD 0.10 each in the capital of the
       Company including any form of depositary receipts
       representing the right to receive such shares
       ["Shares"] on The Stock Exchange of Hong Kong
       Limited [the "Stock Exchange"] or any other
       stock exchange recognized for this purpose
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange in accordance
       with all applicable laws including the Code
       on Share Repurchases and the Rules Governing
       the Listing of Securities on the Stock Exchange
       as amended from time to time during the relevant
       period; the aggregate nominal amount of Shares
       which may be purchased or agreed conditionally
       or unconditionally to be purchased by the Directors
       pursuant to the approval in this resolution
       above shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional Shares and to
       make or grant offers, agreements and options
       during and after the end of the relevant period
       the aggregate nominal amount of share capital
       allotted, issued and dealt with or agreed conditionally
       or unconditionally to be allotted, issued and
       dealt with [whether pursuant to an option or
       otherwise] by the Directors pursuant to the
       approval in this resolution, otherwise than
       pursuant to [i] a rights issue [as specified],
       [ii] the exercise of options granted under
       any share option scheme adopted by the Company
       or [iii] any scrip dividend or similar arrangement
       providing for the allotment of Shares in lieu
       of the whole or part of a dividend on Shares
       in accordance with the Articles of Association,
       shall not exceed the aggregate of [aa] 20%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this Resolution, plus [bb] [if the
       Directors are so authorized by a separate ordinary
       resolution of the shareholders of the Company]
       the aggregate nominal amount of share capital
       of the Company repurchased by the Company subsequent
       to the passing of this Resolution [up to a
       maximum amount equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution]; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       to be held]

7.     Authorize the Directors of the Company, referred          Mgmt          For                            For
       to in Resolution 6 in respect of the share
       capital of the Company referred to in Resolution
       6 as specified

8.     Approve and ratify the amendments to the rules            Mgmt          For                            For
       of the Share Option Scheme, the Pre-Global
       Offering Share Option Scheme and the Special
       Purpose Unicom Share Option Scheme of the Company
       [the "Share Option Schemes"] as specified,
       subject to such modifications of those amendments
       to the rules of the Share Option Schemes as
       the Directors of the Company may consider necessary
       to take into account the requirements of the
       Stock Exchange and authorize the Directors
       of the Company to adopt the amendments to the
       rules of the Share Option Schemes and do all
       acts and things necessary to carry such amendments
       and modifications [if any] into effect

9.     Approve and ratify the amendments to certain              Mgmt          For                            For
       terms of options granted under the Share Option
       Schemes as specified, subject to such modifications
       of those amendments to the terms of options
       granted under the Share Option Schemes as the
       Directors of the Company may consider necessary
       to take into account the requirements of the
       Stock Exchange and authorize the Directors
       of the Company to adopt the amendments to the
       terms of options granted under the Share Option
       Schemes and do all acts and things necessary
       to carry such amendments and modifications
       [if any] into effect




--------------------------------------------------------------------------------------------------------------------------
 CHINA UNICOM LTD                                                                            Agenda Number:  701674459
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15125100
    Meeting Type:  EGM
    Meeting Date:  16-Sep-2008
          Ticker:
            ISIN:  HK0762009410
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the agreement dated 27 JUL             Mgmt          For                            For
       2008 [the CDMA Business Disposal Agreement]
       entered into between the Company, China Unicom
       Corporation Limited [CUCL] and China Telecom
       Corporation Limited [Telecom] relating to the
       CDMA Business Disposal [as defined in the circular
       to the shareholders of the Company dated 01
       AUG 2008 [the Circular], of which this Notice
       forms part], a copy of which has been produced
       to this Meeting marked A and signed by the
       Chairman of this Meeting for identification
       purposes and authorize the Directors of the
       Company, acting together, individually or by
       committee, to execute all such documents and/or
       to do all such acts on behalf of the Company
       as they may consider necessary, desirable or
       expedient for the purpose of, or in connection
       with, the implementation and completion of
       the CDMA Business Disposal Agreement and the
       transactions contemplated therein

2.     Approve and ratify the transfer agreement dated           Mgmt          For                            For
       27 JUL 2008 [the Transfer Agreement] entered
       into between China United Telecommunications
       Corporation Limited [Unicom A Share Company]
       and CUCL relating to the transfer of the rights
       and obligations of Unicom A Share Company under
       the Option Waiver and Lease Termination Agreement
       [as defined in the Circular] to CUCL, a copy
       of each of the Option Waiver and Lease Termination
       Agreement and the Transfer Agreement have been
       produced to this Meeting marked B and C, respectively,
       and signed by the Chairman of this Meeting
       for identification purposes, and authorize
       the Directors of the Company, acting together,
       individually or by committee, to execute all
       such documents and/or to do all such acts on
       behalf of the Company as they may consider
       necessary, desirable or expedient for the purpose
       of, or in connection with, the implementation
       and completion of the Transfer Agreement and
       the transactions contemplated therein

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA UNICOM LTD                                                                            Agenda Number:  701682521
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15125100
    Meeting Type:  EGM
    Meeting Date:  16-Sep-2008
          Ticker:
            ISIN:  HK0762009410
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.A    Amend the Articles of Association of the Company          Mgmt          For                            For
       by adding a new Article 13A immediately after
       Article 13 as specified; and authorize the
       Directors of the Company, acting together,
       individually or by committee, or the company
       secretary of the Company to execute all such
       documents and/or to do all such acts on behalf
       of the Company which, in his/her/its opinion,
       may be necessary, appropriate, desirable or
       expedient to implement and/or give effect to
       the amendment as specified in this resolution

B.     Approve, the acquisition of the entire issued             Mgmt          For                            For
       share capital of China Netcom Group Corporation
       [Hong Kong] Limited [Netcom], including the
       Netcom shares underlying the American Depositary
       Shares issued by Citibank, N.A., each of which
       represents the ownership of 20 Netcom shares,
       to be effected by way of a scheme of arrangement
       under Section 166 of the Companies Ordinance,
       Chapter 32 of the Laws of Hong Kong, on and
       subject to the terms and conditions set out
       in the scheme of arrangement [the Scheme],
       as specified, with any modification thereof
       or addition thereto or condition approved or
       imposed by the High Court of the Hong Kong
       Special Administrative Region, and on and subject
       to the terms and conditions set out in the
       circular to the shareholders of the Company
       dated 15 AUG 2008 [the Circular]; [ii] conditional
       upon the Scheme becoming effective in accordance
       with its terms, the proposal by the Company
       to the holders of the outstanding options granted
       by Netcom [the Netcom Options] pursuant to
       the share option scheme adopted by Netcom on
       30 SEP 2004, as amended from time to time,
       for the cancellation of their outstanding Netcom
       Options in consideration of the grant by the
       Company of new options pursuant to the Special
       Purpose Unicom Share Option Scheme [as specified];
       [iii] conditional upon the Scheme becoming
       effective in accordance with its terms, the
       allotment and issue of up to 10,292,150,457
       new shares of the Company to those persons
       so entitled pursuant to the Scheme; [iv] conditional
       upon the Scheme becoming effective and The
       Stock Exchange of Hong Kong Limited granting
       approval for the listing of, and permission
       to deal in, the shares of the Company to be
       issued upon the exercise of options granted
       under the Special Purpose Unicom Share Option
       Scheme [as specified], the adoption of a new
       share option scheme of the Company [the Special
       Purpose Unicom Share Option Scheme], the rules
       of which are contained in the document which
       has been produced to this Meeting marked II
       and for the purposes of identification signed
       by the Chairman of this Meeting; and (v) authorize
       the Directors of the Company, acting together,
       individually or by committee, to execute all
       such documents and/or to do all such acts,
       which, in the opinion of the directors of the
       Company, may be necessary, appropriate, desirable
       or expedient to implement and/or give effect
       to the transactions set out in this resolution
       and to agree to any variation, amendment, supplement
       or waiver of the matters relating thereto as
       are, in the opinion of the Directors of the
       Company, in the interests of the Company, to
       the extent such variation, amendment, supplement
       or waiver does not constitute a material change
       to the material terms of the transactions set
       out in this resolution

C.     Approve, that subject to the passing of Resolution        Mgmt          For                            For
       B and conditional upon the Scheme becoming
       effective in accordance with its terms, [i]
       the Framework Agreement for Engineering and
       Information Technology Services dated 12 AUG
       2008 [as specified]; [ii] the continuing connected
       transactions contemplated under the Engineering
       and Information Technology Services Agreement
       2008-2010 and the Framework Agreement for Engineering
       and Information Technology Services, as specified
       headed New Continuing Connected Transactions
       in the section headed Letter from the Board
       in the Circular, together with the relevant
       annual caps; and (iii) authorize the Directors
       of the Company, acting together, individually
       or by committee to execute all such documents
       and/or to do all such acts on behalf of the
       Company which, in the opinion of the Directors
       of the Company, may be necessary, appropriate,
       desirable or expedient to implement and/or
       give effect to the Framework Agreement for
       Engineering and Information Technology Services
       and the continuing connected transactions set
       out in this resolution

D.     Approve, that subject to the passing of Resolution        Mgmt          For                            For
       B and conditional upon the Scheme becoming
       effective in accordance with its terms, the
       continuing connected transactions contemplated
       under the Domestic Interconnection Settlement
       Agreement 2008-2010, as specified headed New
       Continuing Connected Transactions in the section
       headed Letter from the Board in the Circular,
       and for which continuing connected transactions
       no annual caps have been proposed; and authorize
       the Directors of the Company, acting together,
       individually or by committee to execute all
       such documents and/or to do all such acts on
       behalf of the Company which, in the opinion
       of the Directors of the Company, may be necessary,
       appropriate, desirable or expedient to implement
       and/or give effect to the continuing connected
       transactions set out in this resolution

E.     Approve, that subject to the passing of Resolution        Mgmt          For                            For
       B and conditional upon the Scheme becoming
       effective in accordance with its terms, the
       continuing connected transactions contemplated
       under the International Long Distance Voice
       Services Settlement Agreement 2008-2010 as
       specified headed New Continuing Connected Transactions
       in the section headed Letter from the Board
       in the Circular, and for which continuing connected
       transactions no annual caps have been proposed;
       and authorize the Directors of the Company,
       acting together, individually or by committee
       to execute all such documents and/or to do
       all such acts on behalf of the Company which,
       in the opinion of the Directors of the Company,
       may be necessary, appropriate, desirable or
       expedient to implement and/or give effect to
       the continuing connected transactions set out
       in this resolution

F.     Approve, that subject to the passing of Resolution        Mgmt          For                            For
       B and conditional upon the Scheme becoming
       effective in accordance with its terms, [i]
       the Framework Agreement for Interconnection
       Settlement dated 12 AUG 2008 [as specified];
       [ii] the continuing connected transactions
       contemplated under the Framework Agreement
       for Interconnection Settlement as specified
       headed New Continuing Connected Transactions
       in the section headed Letter from the Board
       in the Circular, and for which continuing connected
       transactions no annual caps have been proposed;
       and (iii) authorize the Directors of the Company,
       acting together, individually or by committee
       to execute all such documents and/or to do
       all such acts on behalf of the Company which,
       in the opinion of the Directors of the Company,
       may be necessary, appropriate, desirable or
       expedient to implement and/or give effect to
       the Framework Agreement for Interconnection
       Settlement and the continuing connected transactions
       set out in this resolution

G.     Approve, that subject to the passing of Resolution        Mgmt          For                            For
       B and conditional upon the Scheme becoming
       effective in accordance with its terms, [i]
       the transfer agreement between China United
       Telecommunications Corporation Limited, the
       Company and China Netcom [Group] Company Limited
       dated 12 AUG2008 [as specified]; (ii) the continuing
       connected transactions relating to the supply
       of telephone cards, interconnection arrangements,
       provision of international telecommunications
       network gateway, provision of operator-based
       value-added services, provision of value-added
       telecommunications services, provision of 10010/10011
       customer services and provision of agency services,
       as specified headed New Continuing Connected
       Transactions in the section headed Letter from
       the Board in the Circular, and for which continuing
       connected transactions no annual caps have
       been proposed; and (iii) authorize the Directors
       of the Company, acting together, individually
       or by committee to execute all such documents
       and/or to do all such acts on behalf of the
       Company, which, in the opinion of the Directors
       of the Company, may be necessary, appropriate,
       desirable or expedient to implement and/or
       give effect to the transfer agreement and the
       continuing connected transactions set out in
       this resolution

S.H    Approve, that subject to the passing of Resolution        Mgmt          For                            For
       B and conditional upon the Scheme becoming
       effective in accordance with its terms, the
       name of the Company be changed from China Unicom
       Limited to China Unicom [Hong Kong] Limited
       with effect from the date on which the Scheme
       becomes effective; and authorize the Directors
       of the Company, acting together, individually
       or by committee, or the company secretary of
       the Company to execute all such documents and/or
       to do all such acts on behalf of the Company
       which, in his/her/its opinion, may be necessary,
       appropriate, desirable or expedient to implement
       and/or give effect to the change of the Company
       s name set out in this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINESE ESTATES HLDGS LTD HONG KONG                                                         Agenda Number:  701790291
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108M192
    Meeting Type:  SGM
    Meeting Date:  14-Jan-2009
          Ticker:
            ISIN:  BMG2108M1929
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

1.     Approve and adopt, conditional upon the Listing           Mgmt          For                            For
       Committee of The Stock Exchange of Hong Kong
       Limited granting the listing of and permission
       to deal in the shares in the capital of the
       Company [the Shares] to be issued pursuant
       to the vesting of the award granted under the
       Share Award Scheme [as specified] [the Share
       Award Scheme], to be the Share Award Scheme
       of the Company and authorize the Directors
       of the Company to grant awards and issue, allot
       and deal with the shares pursuant to the Shares
       Award Scheme and take such steps and do such
       acts and to entire into such transactions,
       arrangements and agreements as may be necessary
       or desirable to implement and give full effect
       to the Share Award Scheme

       PLEASE NOTE THAT THIS IS A REVISION DUE RECEIPT           Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINESE ESTATES HOLDINGS LTD                                                                Agenda Number:  701725092
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108M192
    Meeting Type:  SGM
    Meeting Date:  22-Oct-2008
          Ticker:
            ISIN:  BMG2108M1929
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period of all the powers of the
       Company to purchase issued shares of HKD 0.10
       each in the capital of the Company subject
       to and in accordance with all applicable Laws
       and requirements of the Rules Governing the
       Listing of Securities on The Stock Exchange
       of Hong Kong Limited as amended from time to
       time, not exceeding 10% of the aggregate nominal
       amount of the shares capital of the Company
       in issue as at the date of passing this resolution
       and the said approve shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law and/or the Company's Bye-Laws to be held]

2.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       1, to extend the general mandate granted to
       the Directors pursuant to Resolution 1, by
       an amount representing the aggregate nominal
       amount of the share capital of the Company
       purchased by the Company pursuant to the Resolution
       1, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINESE ESTATES HOLDINGS LTD                                                                Agenda Number:  701923698
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108M218
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  BMG2108M2182
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements, Directors'      Mgmt          For                            For
       report and Auditors report for the YE 31 DEC
       2008

2.     Approve the final dividend and special dividend           Mgmt          Abstain                        Against
       for the YE 31 DEC 2008

3.a    Re-elect Mr. Lau, Ming-Wai as a Director                  Mgmt          For                            For

3.b    Re-elect Ms. Phillis Loh, Lai-Ping as a Director          Mgmt          For                            For

3.c    Re-elect Mr. Ma, Tsz-Chun as a Director                   Mgmt          For                            For

3.d    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix the remuneration of the Auditors

5.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       issued shares of HKD 0.10 each in the capital
       of the Company during the relevant period,
       subject to and in accordance with all applicable
       laws and requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited as amended from time to
       time, not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of passing of this
       resolution and the said approval shall be limited
       accordingly; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law and/or the Company Bye-Laws to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options during and after
       the end of relevant period, not exceeding 20%
       of the aggregate nominal amount of the issued
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) the share
       award scheme or the share option scheme of
       the Company approved by the Stock Exchange
       of Hong Kong Limited, or iii) any scrip dividend
       or similar or any similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Bye-laws of
       the Company; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law and/or the Company Bye-Laws to be held]

7.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolutions 5 and 6, the general mandate granted
       to the Directors of the Company pursuant to
       the Resolution 6 by the addition thereto of
       an amount representing the aggregate nominal
       amount of the share capital of the Company
       purchased by the Company under the authority
       granted pursuant to the Resolution 5, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHRISTIAN DIOR SA, PARIS                                                                    Agenda Number:  701888729
--------------------------------------------------------------------------------------------------------------------------
        Security:  F26334106
    Meeting Type:  MIX
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  FR0000130403
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

1.     Receive the reports of the Board of Directors,            Mgmt          Abstain                        Against
       the Chairman of the Board of Directors and
       the Auditors and approve the Company's financial
       statements for the YE 31 DEC 2008, as presented

2.     Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

3.     Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225-38 of
       the French Commercial Code and approve the
       said report and the agreements referred to
       therein

4.     Approves the recommendations of the Board of              Mgmt          For                            For
       Directors and resolves that the in come for
       the FY be appropriated as follows: earnings
       for the FY: EUR 309,976,093.49 retained earnings:
       EUR 28,183,337.41 representing a distributable
       income of EUR 338,159,430.90 allocation: dividends:
       EUR 292,580,547.28 the balance to the retained
       earnings account: EUR 45,578,883.62 i.e. a
       total amount of EUR 338,159,430.90 the shareholders
       will receive a net dividend of EUR 1.61 per
       share, and will entitle to the 40% deduction
       provided by the French General Tax Code; the
       shareholders' meeting reminds that an interim
       dividend of EUR 0.44 was already paid on 08
       DEC 2008; the remaining dividend of EUR 1.17
       will be paid on 25 MAY 2009; in the event that
       the Company holds some of its own shares on
       such date, the amount of the unpaid dividend
       on such shares shall be allocated to the retained
       earnings account; as required by Law, it is
       reminded that, for the last 3 financial years,
       the dividends paid, were as follows: EUR 1.16
       for FY 2005 EUR 1.41 for FY 2006 EUR 1.61 for
       FY 2007

5.     Ratify the co-optation of Mr. Renaud Donne Dieu           Mgmt          For                            For
       de Vabres as a Director, to replace Mr. Raymond
       Wibaux, for the remainder of Mr. Raymond Wibaux's
       term of office, i.e. until the shareholders'
       meeting called to approve in 2010 the financial
       statements for the previous FY

6.     Approve to renew the appointment of Mr. Eric              Mgmt          Against                        Against
       Guerlain as a Director for a 3-year period

7.     Approve to renew the appointment of Mr. Antoine           Mgmt          For                            For
       Bernheim as a Director for a 3-year period

8.     Approve to renew the appointment of Mr. Denis             Mgmt          Against                        Against
       Dalibot as a Director for a 3-year period

9.     Approve to renew the appointment of Mr. Christian         Mgmt          Against                        Against
       de Labriffe as a Director for a 3-year period

10.    Approve to renew the appointment of Mr. Jaime             Mgmt          Against                        Against
       de Marichalar y Saenz de Tejada as a Director
       for a 3-year period

11.    Approve to renew the appointment of Mr. Alessandro        Mgmt          Against                        Against
       Vallarino Gancia as a Director for a 3-year
       period

12.    Appoint Ernst and Young Audit as a Statutory              Mgmt          For                            For
       Auditor, for a 6-year period

13.    Appoint Company Auditex as a Deputy Auditor,              Mgmt          For                            For
       for a 6-year period

14.    Approve to renew the appointment of the firm              Mgmt          For                            For
       of Mazars as a Statutory Auditor for a 6-year
       period

15.    Approve to renew the appointment of Mr. Guillaume         Mgmt          For                            For
       Potel as a Deputy Auditor for a 6-year period

16.    Authorize the Board of Directors to trade, by             Mgmt          For                            For
       all means, in the Company's shares on the stock
       market, subject to the conditions described
       below: maximum purchase price: EUR 130.00,
       maximum number of shares to be acquired: 18,172,704
       shares, i.e. 10% of the share capital, maximum
       funds invested in the share buybacks: EUR 2,400,000,000.00;
       [Authority expires at 18 month period]; this
       delegation of powers supersedes the 1 granted
       by the combined shareholders' meeting of 15
       MAY 2008

E.17   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions, by canceling
       all or part of the shares held by the Company
       in connection with a Stock Repurchase Plan,
       up to a maximum of 10% of the share capital
       over a 24-month period; [Authority expires
       at 18 month period]; it supersedes the 1 granted
       by the shareholders' meeting of 15 MAY 2008

E.18   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, in 1 or more occasions:
       up to a maximum nominal amount of EUR 80,000,000.00
       by way of issuing, on the French and, or the
       international market, by way of a public offer,
       with preferential subscription right maintained,
       ordinary shares and, or securities giving access
       to the capital or giving right to debt securities,
       to be subscribed either in cash or by the offsetting
       of debts; the nominal amount of any capital
       increase resulting from the issues decided
       by virtue of the Resolutions 19, 21 and, or
       22 shall count against this amount; up to a
       maximum nominal amount of EUR 80,000,000.00
       by way of capitalizing reserves, profits or
       premiums, provided that such capitalization
       is all owed by Law and under the by Laws, to
       be carried out through the issue of bonus shares
       or the raise of the par value of the existing
       shares; [Authority expires at 26 month period];
       it supersedes the 1 granted by the shareholders'
       meeting of 10 MAY 2007

E.19   Authorize issuance of equity or equity linked             Mgmt          For                            For
       securities without preemptive rights, with
       the possibility not to offer them to the public,
       up to aggregate nominal amount of EUR 80 Million

E.20   Authorize the Board to increase capital in the            Mgmt          For                            For
       event of additional demand related to delegation
       submitted to shareholder vote above

E.21   Authorize capital increase of up to EUR 80 Million        Mgmt          Against                        Against
       for future exchange offers

E.22   Authorize capital increase of up to 10% of issued         Mgmt          Against                        Against
       capital for future acquisitions

E.23   Authorize up to 3% of issued capital for use              Mgmt          For                            For
       in Stock Option Plan

E.24   Amend the Articles 10 and 17 of Bylaws Re: shareholding   Mgmt          Against                        Against
       requirements for the Directors and double voting
       rights




--------------------------------------------------------------------------------------------------------------------------
 CHUBU ELECTRIC POWER COMPANY,INCORPORATED                                                   Agenda Number:  701996944
--------------------------------------------------------------------------------------------------------------------------
        Security:  J06510101
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3526600006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Shareholder's Proposal: Amend Articles to Disclose        Shr           For                            Against
       Each Director's            Compensation and
       Bonus, Make Resolution to Appoint a CEO

6      Shareholder's Proposal: Amend Articles to Abolish         Shr           Against                        For
       Use of Nuclear Plants

7      Shareholder's Proposal: Amend Articles to Create          Shr           Against                        For
       Committee on Abolishment of  Nuclear Power
       Facilities

8      Shareholder's Proposal: Amend Articles to Abolish         Shr           Against                        For
       Reprocessing of Spent       Nuclear Fuel

9      Shareholder's Proposal: Amend Articles to Freeze          Shr           Against                        For
       Further Development of MOX   for nuclear fuel




--------------------------------------------------------------------------------------------------------------------------
 CHUGAI PHARMACEUTICAL CO.,LTD.                                                              Agenda Number:  701829383
--------------------------------------------------------------------------------------------------------------------------
        Security:  J06930101
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  JP3519400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Approve Minor Revisions Related   to the Updated
       Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers

6      Approve Details of Stock-Based Compensation               Mgmt          For                            For
       Plan and Stock Option Plan for    Corporate
       Officers




--------------------------------------------------------------------------------------------------------------------------
 CHUO MITSUI TRUST HOLDINGS,INC.                                                             Agenda Number:  701990978
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0752J108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3892100003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.5    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA, CHARENTON LE PONT                          Agenda Number:  701873158
--------------------------------------------------------------------------------------------------------------------------
        Security:  F31668100
    Meeting Type:  MIX
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  FR0000121667
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the management report of the Board of             Mgmt          For                            For
       Directors, the report of the Chairman's Board
       of Directors and the Auditors' report, the
       Company's financial statements for the year
       2008 of the Parent-Company as presented, showing
       an income of EUR 239,156,379.35

O.2    Approve the group management report of the Board          Mgmt          For                            For
       of Directors and the Auditors' reports, the
       consolidated financial statements for the said
       FY, in the form presented to the meeting, showing
       a net income of EUR 388,811,000.00 of which
       EUR 382,356,000.00 is the group share

O.3    Approve that the income for the FY be appropriated        Mgmt          For                            For
       as follows: income for the FY: EUR 239,156,379.35,
       retained earnings from previous year: EUR 3,449,322.32,
       legal reserve: EUR 0.00, total to be distributed:
       EUR 242,605,701.67, special reserve on long
       term capital gains: EUR 0.00, statutory dividend:
       EUR 2,335,750.30, additional dividend: EUR
       134,393,434.92, i.e., global dividend: EUR
       136,629,185.22, other reserves: EUR 101,400,000.00,
       retained earnings: EUR 4,576,516.45; the shareholders
       will receive a net dividend of EUR 0.66 per
       share for the 211,019,922 ordinary shares of
       a par value of EUR 0.18 each, and will entitle
       to the 40% deduction provided by the French
       General Tax Code; this dividend will be paid
       on 26 MAY 2009; in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account; as required by Law

O.4    Approve the management report and the special             Mgmt          For                            For
       report of the Auditors on transactions or agreements
       governed by Article L.225-38 of the French
       Commercial Code, the new agreement in said
       reports regarding the indemnity to be granted
       by the Company in the event of Mr. Hubert Sagnieres'
       breach of employment contract, Executive Vice
       President

O.5    Approve the special report of the Auditors on             Mgmt          For                            For
       transactions or agreements governed by the
       Article L.225-38 of the French Commercial Code,
       the said report and the transactions or agreements
       referred to therein

O.6    Ratify the co-optation of Mr. Yves Gillet ,               Mgmt          For                            For
       to replace Mr. Serge Zins as a Director, until
       the shareholders' meeting called to approve
       the financial statements for the FY 2009

O.7    Approve to renews the appointment of Mr. Olivier          Mgmt          For                            For
       Pecoux as a Director for a 3-year period

O.8    Appoint Mr. Benoit Bazin as a Director, for               Mgmt          For                            For
       a 3-year period

O.9    Appoint Mr. Bernard Hours as a Director, for              Mgmt          For                            For
       a 3-year period

O.10   Appoint Mr. Antoine Bernard De Sainte-Affrique            Mgmt          For                            For
       as a Director, for a 3-year period

O.11   Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 70.00, minimum sale price:
       EUR 15.00, maximum number of shares to be acquired:
       10% of the share capital; this delegation may
       be used during periods when cash or stock tender
       offers are in effect for the Company's shares;
       [Authority expires for a 18-month period]

E.12   Authorize the Board of Directors to proceed,              Mgmt          Against                        Against
       when cash or stock tender offers may be in
       effect, in 1 or more issues, with the issuance
       of warrants giving the right to subscribe shares
       of the Company to be free allocated to all
       of the Company's shareholders; and to increase
       the capital up to a limit of 25% of the share
       capital; and to take all necessary measures
       and accomplish all necessary formalities; to
       charge the share issuance costs against the
       related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to one-tenth of the new capital after each
       increase; this authorization supersedes any
       and all earlier authorizations to the same
       effect and replaces the 1 granted by the shareholders'
       meeting of 14 MAY 2008

E.13   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 CIE GENERALE DES ETABLISSEMENTS MICHELIN SA, CLERMONT-FERRAND                               Agenda Number:  701840349
--------------------------------------------------------------------------------------------------------------------------
        Security:  F61824144
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  FR0000121261
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting    No vote
       YOU

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 1.00 per share

O.3    Approve the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.4    Receive the Auditors' special report regarding            Mgmt          For                            For
       related-party transactions which is mentioning
       the absence of related-party transactions

O.5    Re-elect Mr. Eric Bourdais De Charbonniere as             Mgmt          For                            For
       a Supervisory Board Member

O.6    Re-elect Mr. Francois Grappotte as a Supervisory          Mgmt          For                            For
       Board Member

O.7    Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       issued share capital

E.8    Amend the Article 15 of Bylaws regarding length           Mgmt          For                            For
       of term for Supervisory Board Member

E.9    Grant authority up to 2% of issued capital for            Mgmt          For                            For
       use in Stock Option Plan




--------------------------------------------------------------------------------------------------------------------------
 CIMENTS FRANCAIS SA, PARIS-LA DEFENSE                                                       Agenda Number:  701843383
--------------------------------------------------------------------------------------------------------------------------
        Security:  F17976113
    Meeting Type:  OGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  FR0000120982
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

O.1    Approve the reports of the Board of Directors             Mgmt          For                            For
       and the Chairman concerning the running of
       the Board and Internal Audit procedures and
       the Auditors, the Company's financial statements
       for the year ending in 2008, as presented;
       the shareholders' meeting gives permanent discharge
       to the Board for the performance of their duties
       during the said FY

O.2    Acknowledge the new retained earnings after               Mgmt          For                            For
       the dividend payment of the 2007 FY on shares
       existing on 14 APR 2008 and entitled to the
       dividends and resolves that the income for
       the FY be appropriated as follows: retained
       earnings from previous year: EUR 1,153,150,714.71,
       income for the 2007 FY: EUR 138,458,579.74,
       global dividend: EUR 92,418,222.50, i.e., 36,967,289
       paid shares, cancellation of 964,522 shares
       in 2008: EUR 120,082,746.31, retained earnings
       for the 2007 FY: EUR 1,079,108,325.64, income
       for the 2008 FY: EUR 171,381,967.45, cancellation
       of 430,505 shares on 04 FEB 2009: 32,454,337.56,
       balance available for distribution: EUR 1,218,035,955.53;
       the shareholders will receive a net dividend
       of EUR 3.00 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code; this dividend will be paid on 05 MAY
       2009; in the event that the Company holds some
       of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account;
       as required by Law, it is reminded that, for
       the last 3 financial years, the dividends paid,
       were as follows EUR 2.50 for FY 2007, EUR 2.28
       for FY 2006, EUR 1.90 for FY 2005

O.3    Approve the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, the consolidated financial
       statements for the said FY, in the form presented
       to the meeting

O.4    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L.225-38
       of the French Commercial Code, acknowledges
       said report and the transaction referred to
       therein

O.5    Appoint the Company Italce Menti S.P.A. as Director       Mgmt          Against                        Against
       for a 4 year period

O.6    Appoint Mr. Comte De Ribes as a Director for              Mgmt          Against                        Against
       a 4 year period

O.7    Authorize the Board of Directors to trade, in             Mgmt          For                            For
       1 or more occasions, in the Company's shares
       on the stock market, subject to the conditions
       described below: maximum purchase price: EUR
       100.00, maximum number of shares to be acquired:
       10% of the share capital, i.e.3,632,967 shares
       of a par value of EUR 4.00, maximum funds invested
       in the share buybacks: EUR 363,296,700.00;
       to be, expressly, delegated to grant all powers
       to the General Manager to take all necessary
       decisions and accomplish all necessary formalities
       in the frame of the present authorization;
       [Authority is given for a 18 month period]

E.8    Authorize the General Meeting in the Resolution           Mgmt          For                            For
       7, the shareholders' meeting grants all powers
       to the Board of Directors to reduce the share
       capital, on 1 or more occasions, by canceling
       all or part of the shares held by the Company
       in connection with a Stock Repurchase Plan,
       up to a maximum of 10% of the share capital
       over a 24 month period; authorize the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities; [Authority
       is given for 24 month period]

E.9    Authorize the Board of Directors all powers               Mgmt          Against                        Against
       in order to increase the share capital, in
       1 or more occasions, in France or abroad, of
       a maximum nominal amount of EUR 100,000,000.00,
       by way of issuing shares or any securities,
       with preferred subscription rights maintained,
       giving access to ordinary shares of the Company,
       or by way of capitalizing reserves, profits,
       premiums or other means, provided that such
       capitalization is allowed by Law and under
       the By Laws, by issuing bonus shares or raising
       the par value of existing shares, of an amount
       which shall not exceed the amount of the reserves,
       premiums and profits accounts; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect [Authority is given for
       26 month period]

E.10   Approve in the event of an exceed demand, to              Mgmt          Against                        Against
       delegate all powers to the Board of Directors
       to increase the number of any securities, up
       to the ceiling amount mentioned in the previous
       resolution and in accordance with the Articles
       L.225-135-1 of the French Commercial Code;
       the present delegation is given for a 26 month
       period

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       in favor of employees and corporate officers
       of the Company who are the Members of a Company
       Savings Plan, by issuing new cash shares, for
       a nominal amount which shall not exceed EUR
       4,000,000.00; this delegation is given for
       26 month period; to cancel the shareholders
       preferential subscription rights in favor of
       the beneficiaries mentioned above




--------------------------------------------------------------------------------------------------------------------------
 CIMPOR CIMENTOS DE PORTUGAL SGPS SA                                                         Agenda Number:  701934576
--------------------------------------------------------------------------------------------------------------------------
        Security:  X13765106
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  PTCPR0AM0003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 533431DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve to deliberate on the annual report,               Mgmt          For                            For
       balance sheet and accounts for 2008

2.     Approve to deliberate on the consolidated annual          Mgmt          For                            For
       report, consolidated balance sheet and accounts
       for 2008

3.     Approve to deliberate on the appropriation of             Mgmt          For                            For
       profits

4.     Approve the general assessment of the Company's           Mgmt          For                            For
       Management and Auditing

       PLEASE NOTE THAT ALTHOUGH THERE ARE 3 [5, 5.1,            Non-Voting    No vote
       5.2] RESOLUTIONS BUT YOU ARE REQUIRED TO VOTE
       ON ONE RESOLUTION.THE STANDING INSTRUCTIONS
       FOR THIS MEETING WILL BE DISABLED. THANK YOU.

5.     Elect the Members of the statutory bodies for             Mgmt          Abstain                        Against
       the 4 years period 2009/2012

       PLEASE NOTE THAT POINT 5 OF THE AGENDA ELECTION           Non-Voting    No vote
       OF THE MEMBERS OF THE STATUTORY BODIES FOR
       THE YEARS PERIOD 2009/2012 HAVE THE BELOW 2
       ALTERNATIVE PROPOSALS. THANK YOU.

5.1    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Abstain                        Against
       approve the TEDAL, SGPS, SA(http://ww3.ics.adp.com/wilco_data/568000/dir567697/sa90CB.pdf)

5.2    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Abstain                        Against
       approve the Investifino, SGPS, SA, Ladelis,
       SGPS, SA and Financiere Lafarge, SAS (http://ww3.ics.adp.com/wilco_data/568000/dir567697/sa90D0.pdf)

       PLEASE NOTE THAT ALTHOUGH THERE ARE 3 [6, 6.1,            Non-Voting    No vote
       6.2] RESOLUTIONS BUT YOU ARE REQUIRED TO VOTE
       ON ONE RESOLUTION.THE STANDING INSTRUCTIONS
       FOR THIS MEETING WILL BE DISABLED. THANK YOU.

6.     Elect the Members of the shareholders Committee           Mgmt          Abstain                        Against
       as stipulated under paragraph 2 of the Article
       16 of the Company Articles [remuneration committee]
       for the 4 years period 2009/2012

       PLEASE NOTE THAT POINT 6 OF THE AGENDA ELECTION           Non-Voting    No vote
       OF THE MEMBERS OF SHAREHOLDERS COMMITTEE AS
       STIPULATED UNDER PARAGRAPH 2 OF ARTICLE 16
       OF THE COMPANY ARTICLES (REMUNERATION COMMITTEE)
       FOR THE YEARS PERIOD 2009/2012 HAVE THE BELOW
       2 ALTERNATIVE PROPOSALS. THANK YOU.

6.1    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Abstain                        Against
       approve the TEDAL, SGPS, SA (http://ww3.ics.adp.com/wilco_data/568000/dir567697/sa90D2.pdf);

6.2    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Abstain                        Against
       approve the Investifino, SGPS, SA, Ladelis,
       SGPS, SA and Financiere Lafarge, SAS (http://ww3.ics.adp.com/wilco_data/568000/dir567697/sa90D4.pdf).

7.     Adopt the Corporate Governance report                     Mgmt          For                            For

8.     Approve to deliberate on the sale of own shares           Mgmt          For                            For
       to personnel and Board Members of the Company
       or subsidiaries, in accordance with the regulations
       of the Employee Stock Purchase Plan for 2009

9.     Approve to deliberate on the sale of own shares           Mgmt          For                            For
       to the groups staff and Board Members of the
       Company or subsidiaries, within the scope of
       the Stock Option Plan

10.    Approve to deliberate on the acquisition and              Mgmt          For                            For
       sale of the Company's own shares




--------------------------------------------------------------------------------------------------------------------------
 CIR COMPAGNIE INDUSTRIALI RIUNITE SPA, TORINO                                               Agenda Number:  701706030
--------------------------------------------------------------------------------------------------------------------------
        Security:  T28980125
    Meeting Type:  EGM
    Meeting Date:  13-Oct-2008
          Ticker:
            ISIN:  IT0000080447
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting    No vote
       YOU

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       14 OCT 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

E.1    Approve to remove shares face value and to write          Mgmt          No Action
       off own shares held in portfolio

E.2    Approve the spin-off plan about the partial               Mgmt          No Action
       and proportional spin-off of Cir in favour
       of Cir Investimenti

O.1    Approve the Board of Directors proposal about             Mgmt          No Action
       stock option and phantom stock option plans




--------------------------------------------------------------------------------------------------------------------------
 CIR COMPAGNIE INDUSTRIALI RIUNITE SPA, TORINO                                               Agenda Number:  701864868
--------------------------------------------------------------------------------------------------------------------------
        Security:  T28980125
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  IT0000080447
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2009 AT 10.30 A.M. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       Board of Directors and Auditors report, any
       adjournment thereof

O.2    Approve to determine the Board of Directors               Mgmt          No Action
       components and their appointment

O.3    Approve to renew the authorization to buy and             Mgmt          No Action
       sell own shares

O.4    Approve the extraordinary Stock Option Plan               Mgmt          No Action
       for year 2009

O.5    Approve the Stock Option Plan for year 2009               Mgmt          No Action

E.6    Authorize the Board of Directors to resolve               Mgmt          No Action
       to increase in share capital issuing bonds

E.7    Amend the Article 15 of Corporate By Laws                 Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 CITIC PAC LTD                                                                               Agenda Number:  701916148
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1639J116
    Meeting Type:  AGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  HK0267001375
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.A    Re-elect Mr. Peter Lee Chung Hing as a Director           Mgmt          For                            For

2.B    Re-elect Mr. Milton Law Ming To as a Director             Mgmt          For                            For

2.C    Re-elect Mr. Wang Ande as a Director                      Mgmt          For                            For

2.D    Re-elect Mr. Alexander Reid Hamilton as a Director        Mgmt          For                            For

2.E    Re-elect Mr. Hansen Loh Chung Hon as a Director           Mgmt          For                            For

2.F    Re-elect Mr. Zhang Jijing as a Director                   Mgmt          For                            For

2.G    Re-elect Mr. Ju Weimin as a Director                      Mgmt          For                            For

3.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Board of Directors
       to fix their remuneration

4.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, to exercise during or after
       the relevant period all the powers of the Company
       to allot, issue and dispose of additional shares
       in the Company and to make or grant offers,
       agreements and options which would or might
       require the exercise of such powers, the aggregate
       nominal value of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Company
       pursuant to the mandate in this Resolution,
       otherwise than pursuant to i) Rights Issue
       or ii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the officers and/or employees of the
       Company and/or any of its subsidiaries of shares
       or rights to acquire shares of the Company
       or iii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company pursuant to the Articles of
       Association of the Company from time to time,
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of this Resolution and
       the said mandate shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

5.     Authorize the Directors of the Company to exercise        Mgmt          For                            For
       during the relevant period all the powers of
       the Company to purchase or otherwise acquire
       shares of the Company in accordance with all
       applicable laws and the requirements of the
       Rules Governing the Listing of Securities on
       The Stock Exchange of Hong Kong Limited, provided
       that the aggregate nominal amount of shares
       so purchased or otherwise acquired shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of this Resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

6.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       4 and 5, the aggregate nominal amount of the
       shares which are purchased or otherwise acquired
       by the Company pursuant to Resolution 5 shall
       be added to the aggregate nominal amount of
       the shares which may be issued pursuant to
       Resolution 4




--------------------------------------------------------------------------------------------------------------------------
 CITIC PACIFIC LTD                                                                           Agenda Number:  701780125
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1639J116
    Meeting Type:  EGM
    Meeting Date:  19-Dec-2008
          Ticker:
            ISIN:  HK0267001375
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTIONS
       1 AND 2. THANK YOU.

1.     Approve and ratify, the agreement [the 'Agreement']       Mgmt          For                            For
       dated 12 NOV 2008 entered into between CITIC
       Pacific and CITIC Group, details of which are
       as specified [the 'Circular'] [as specified]
       and the transactions contemplated thereunder;
       the increase in the authorized share capital
       of CITIC Pacific from HKD 1,200,000,000 divided
       into 3,000,000,000 shares of HKD 0.40 each
       ['the Shares'] to HKD 2,400,000,000 divided
       into 6,000,000,000 Shares by the creation of
       an additional 3,000,000,000 shares ranking
       pari passu in all respects with existing issued
       and unissued Shares; authorize the Directors
       of CITIC Pacific or any Committee thereof,
       to do all acts and execute all documents they
       consider necessary or desirable to give effect
       to the transactions contemplated in this ordinary
       resolution 1, including but not limited to:
       i) the issue of the convertible bond [the 'Convertible
       Bond'] pursuant to the Agreement; ii) the issue
       and allotment to the holder of the Convertible
       Bond such appropriate number of new shares
       upon the due exercise of the conversion rights
       attaching to the Convertible Bond; iii) the
       Novation [as specified] and iv) the increase
       in the authorized share capital of CITIC Pacific

2.     Approve, subject to and conditional on the passing        Mgmt          For                            For
       of Ordinary Resolution 1, the waiver granted
       or to be granted by the Executive Director
       of the Corporate Finance Division of the Securities
       and Futures Commission of Hong Kong and any
       delegate of such Executive Director pursuant
       to Note 1 on dispensations from Rule 26 of
       the Hong Kong Code on Takeovers and Mergers
       in respect of the obligation on the part of
       CITIC Group to make a mandatory general offer
       to the shareholders of CITIC Pacific for all
       issued Shares not already owned by it or parties
       acting in concert with it under Rule 26 of
       the Hong Kong Code on Takeovers and Mergers
       as a result of the allotment and issue of the
       new Shares upon the exercise of conversion
       rights attaching to the Convertible Bond




--------------------------------------------------------------------------------------------------------------------------
 CITIZEN HOLDINGS CO.,LTD.                                                                   Agenda Number:  701984987
--------------------------------------------------------------------------------------------------------------------------
        Security:  J07938111
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3352400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CITY DEVELOPMENTS LTD, SINGAPORE                                                            Agenda Number:  701868309
--------------------------------------------------------------------------------------------------------------------------
        Security:  V23130111
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1R89002252
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and Auditors for
       the YE 31 DEC 2008

2.     Approve to declare a final tax-exempt [1-tier]            Mgmt          For                            For
       ordinary dividend of 7.5 cents per ordinary
       share for the YE 31 DEC 2008 as recommended
       by the Directors

3.     Approve the Directors' Fees of SGD 308,000.00             Mgmt          For                            For
       for the YE 31 DEC 2008 [year 2007 : SGD 308,000.00]
       and Audit Committee Fees of SGD 47,500.00 per
       quarter for the period from 1 JUL 2009 to 30
       JUN 2010 [period from 1 JUL 2008 to 30 JUN
       2009: SGD 47,500.00 per quarter], with payment
       of the Audit Committee fees to be made in arrears
       at the end of each calendar quarter

4.A    Re-elect Mr. Foo See Juan as a Director, who              Mgmt          For                            For
       retires in accordance with the Articles of
       Association of the Company

4.B    Re-elect Mr. Kwek Leng Peck as a Director, who            Mgmt          For                            For
       retires in accordance with the Articles of
       Association of the Company

5.A    Re-appoint Mr. Chee Keng Soon as a Director,              Mgmt          For                            For
       pursuant to Section 153(6) of the Companies
       Act, Chapter 50 of Singapore [the Companies
       Act], to hold office from the date of this
       AGM until the next AGM

5.B    Re-appoint Mr. Tang See Chim as a Director,               Mgmt          For                            For
       pursuant to Section 153(6) of the Companies
       Act, Chapter 50 of Singapore [the Companies
       Act], to hold office from the date of this
       AGM until the next AGM

6.     Re-appoint Messrs. KPMG LLP as the Auditors               Mgmt          For                            For
       and authorize the Directors to fix their remuneration

7.     Authorize the Directors to issue ordinary shares          Mgmt          Against                        Against
       in the capital of the Company whether by way
       of rights, bonus or otherwise; and/or make
       or grant offers, agreements or options [collectively,
       'Instruments'] that might or would require
       ordinary shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into ordinary
       shares, at any time and upon such terms and
       conditions and for such purposes and to such
       persons as the Directors may, in their absolute
       discretion, deem fit; and [notwithstanding
       the authority conferred by this ordinary resolution
       may have ceased to be in force] issue ordinary
       shares in pursuance of any Instrument made
       or granted by the Directors while this ordinary
       resolution was in force; provided that: 1)
       the aggregate number of ordinary shares to
       be issued pursuant to this ordinary resolution
       [including ordinary shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this ordinary resolution but excluding ordinary
       shares which may be issued pursuant to any
       adjustments effected under any relevant instrument],
       does not exceed 100% of the total number of
       issued ordinary shares, excluding treasury
       shares, in the capital of the Company [s calculated
       in accordance with paragraph (3) of this ordinary
       resolution); and otherwise than by way of Renounceable
       rights issues [other share issues] does not
       exceed 50% of the total number of issued ordinary
       shares, excluding treasury shares, in the capital
       of the Company (as calculated in accordance
       with paragraph (3) of this Ordinary Resolution),
       of which the aggregate number of ordinary shares
       to be issued other than on a pro rata basis
       to shareholders of the Company does not exceed
       20% of the total number of issued ordinary
       shares, excluding treasury shares, in the capital
       of the Company [as calculated in accordance
       with paragraph (3) of this Ordinary Resolution];
       2) the renounceable rights issues and other
       Share Issues shall not, in aggregate, exceed
       100% of the total number of issued ordinary
       shares, excluding treasury shares, in the capital
       of the Company [as calculated in accordance
       with paragraph (3) of this Ordinary Resolution
       3) [subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited [SGX-ST]] for the
       purpose of determining the aggregate number
       of ordinary shares that may be issued under
       this resolution, the percentage of issued ordinary
       shares shall be based on the issued ordinary
       shares in the capital of the Company at the
       time this resolution is passed, after adjusting
       for new ordinary shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding and subsisting at the time
       this resolution is passed; and ii) any subsequent
       consolidation or subdivision of ordinary shares
       4) in exercising the authority conferred by
       this resolution, the Company shall comply with
       the provisions of the Listing Manual of the
       SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; [Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by law to be held]

8.     Authorize the Directors of the Company to fix             Mgmt          Against                        Against
       the issue price for ordinary shares in the
       capital of the Company that may be issued by
       way of placement pursuant to the 20% sub-limit
       for other share issues on a non pro rata basis
       referred to in Resolution 7 above, at a discount
       exceeding 10% but not more than 20% of the
       price as determined in accordance with the
       Listing Manual of the SGXST

9.     Authorize the Directors of the Company, a) for            Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, to purchase or otherwise acquire
       issued ordinary shares and/or non-redeemable
       convertible non-cumulative preference shares
       [Preference Shares] not exceeding in aggregate
       the prescribed limit [as hereinafter defined],
       at such price or prices as may be determined
       by the Directors of the Company from time to
       time up to the maximum price [as hereinafter
       defined], whether by way of: i) market purchases
       [each a Market Purchase] on the SGX-ST; and/or
       ii) off-market purchases [each an Off-Market
       Purchase] effected otherwise than on the SGX-ST
       in accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       of the Company as they may, in their absolute
       discretion, deem fit, which schemes shall satisfy
       all the conditions prescribed by the Companies
       Act, and otherwise in accordance with all other
       laws, regulations and rules of the SGX-ST as
       may for the time being be applicable; [Authority
       expires the earlier at the date on which the
       next AGM of the Company is held or the date
       by which the next AGM of the Company is required
       by law to be held; the date on which the authority
       conferred by the Share Purchase Mandate is
       varied or revoked in general meeting; or the
       date on which the purchases or acquisitions
       of ordinary shares and/or preference shares
       pursuant to the share purchase mandate are
       carried out to the full extent mandated]; C)
       the number of issued ordinary shares representing
       10% of the total number of issued ordinary
       shares as at the date of the passing of this
       Resolution, [excluding any ordinary shares
       held as treasury shares], and in relation to
       any purchase or acquisition of preference shares,
       the number of issued preference shares representing
       10% of the total number of issued preference
       shares as at the date of the passing of this
       Resolution; and 'Maximum Price' in relation
       to an ordinary share or preference share to
       be purchased [as the case may be] means an
       amount [excluding brokerage, stamp duties,
       applicable goods and services tax and other
       related expenses] not exceeding i) in the case
       of a Market Purchase, 105% of the average closing
       price of the ordinary shares or preference
       shares [as the case may be]; an ii) in the
       case of an Off-Market Purchase, 120% of the
       Highest Last Dealt Price of the Ordinary Shares
       or preference shares [as the case may be],
       where: Average Closing Price means the average
       of the Closing Market Prices of the ordinary
       shares or preference shares [as the case may
       be] over the last five (5) market days on the
       SGX-ST, on which transactions in the ordinary
       shares or preference shares were recorded,
       immediately preceding the day of the market
       purchase by the Company, and deemed to be adjusted
       for any corporate action that occurs after
       such 5-market day period; 'Closing Market Price'
       means the last dealt price for an ordinary
       share or preference share [as the case may
       be] transacted through the SGX-ST's Central
       Limit Order Book [CLOB] trading system as shown
       in any publication of the SGX-ST or other sources;
       'Highest Last Dealt Price' means the highest
       price transacted for an ordinary share or preference
       share [as the case may be] as recorded on the
       SGX-ST on the market day on which there were
       trades in the ordinary shares or preference
       shares immediately preceding the day of the
       making of the offer pursuant to the Off-Market
       Purchase; 'day of the making of the offer means
       the day on which the Company makes an offer
       for the Off-Market purchase of ordinary shares
       or preference shares, as the case may be, from
       holders of ordinary shares or holders of preference
       shares, stating the purchase price [which shall
       not be more than the Maximum Price for an Off-Market
       Purchase, calculated on the foregoing basis]for
       each ordinary share or preference share, and
       the relevant terms of the equal access scheme
       for effecting the Off-Market Purchase; and
       'Market Day' means a day on which the SGX-ST
       is pen for trading in securities; and d) authorize
       the Directors to complete and do all such acts
       and things [including executing such documents
       as may be required] as they may consider expedient
       or necessary to give effect to the transactions
       contemplated by this Resolution

10.    Approve the Directors to offer and grant options          Mgmt          For                            For
       in accordance with the provisions of the City
       Developments Share Option Scheme 2001 [the
       Scheme] and to allot and issue from time to
       time such number of ordinary shares in the
       capital of the Company as may be required to
       be issued pursuant to the exercise of the options
       granted under the Scheme provided that the
       aggregate number of new ordinary shares to
       be issued pursuant to the Scheme shall not
       exceed 8% of the total number of issued ordinary
       shares, excluding treasury shares, in the capital
       of the Company from time to time

11.    a) Approve, the purpose of Chapter 9 of the               Mgmt          For                            For
       Listing Manual of the SGX-ST, for the Company,
       its subsidiaries and its associated companies
       that are not listed on the SGX-ST, or an approved
       exchange, over which the Company, its subsidiaries
       and/or its interested person(s), have control,
       or any of them, to enter into any of the transactions
       falling within the category of Interested Person
       Transactions, particulars of which are set
       out in the Company s Circular to Shareholders
       dated 28 APR 2003 [the Circular] with any party
       who is of the class or classes of Interested
       Persons described in the Circular, provided
       that such transactions are entered into in
       accordance with the review procedures for Interested
       Person Transactions as set out in the Circular,
       and that such approval [the IPT Mandate], shall
       unless revoked or varied by the Company in
       General Meeting, continue in force until the
       next Annual General Meeting of the Company;
       and b) authorize the Directors of the Company
       and each of them to complete and do all such
       acts and things [including executing all such
       documents as may be required] as they or he
       may consider expedient or necessary

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CLOSE BROTHERS GROUP PLC, LONDON                                                            Agenda Number:  701728303
--------------------------------------------------------------------------------------------------------------------------
        Security:  G22120102
    Meeting Type:  AGM
    Meeting Date:  13-Nov-2008
          Ticker:
            ISIN:  GB0007668071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       financial statements

2.     Approve the Directors' remuneration report                Mgmt          Against                        Against

3.     Declare a final dividend                                  Mgmt          For                            For

4.A    Re-elect Mr. Bruce Carnegie-Brown as a Director           Mgmt          For                            For
       of the Company

4.B    Re-elect Mr. Jamie Cayzer-Colvin as a Director            Mgmt          For                            For
       of the Company

4.C    Re-elect Mr. Jonathan Howell as a Director of             Mgmt          For                            For
       the Company

4.D    Re-elect Mr. Colin Keogh as a Director of the             Mgmt          For                            For
       Company

5.     Re-appoint the Auditors                                   Mgmt          For                            For

6.     Authorize the Directors of the Company to determine       Mgmt          For                            For
       the Auditors' remuneration

S.7    Authorize the Company to make market purchases            Mgmt          For                            For
       as specified in the notice of AGM

8.     Approve to renew the authority conferred by               Mgmt          For                            For
       the Articles 7.1 of the Articles of Association
       and the Section 80 amount be GBP 12,000,000

S.9    Approve to renew the power conferred by the               Mgmt          For                            For
       Article 7.2 of the Articles of Association
       and that the Section 89 amount be GBP 1,800,000

S.10   Grant authority to adopt the Articles of Association      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CLP HLDGS LTD                                                                               Agenda Number:  701862268
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1660Q104
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  HK0002007356
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend of HKD 0.92 per share            Mgmt          For                            For

3.A    Re-elect Mr. Ian Duncan Boyce as Director                 Mgmt          For                            For

3.B    Re-elect Dr. Lee Yui Bor as Director                      Mgmt          For                            For

3.C    Re-elect Mr. Jason Holroyd Whittle as Director            Mgmt          For                            For

3.D    Re-elect Mr. Lee Ting Chang Peter as Director             Mgmt          For                            For

3.E    Re-elect Mr. Peter William Greenwood as Director          Mgmt          For                            For

3.F    Re-elect Mr. Rudolf Bischof as Director                   Mgmt          For                            For

3.G    Re-elect Mr. William Elkin Mocatta as Director            Mgmt          For                            For

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix Auditors' remuneration for the YE 31
       DEC 2008

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and dispose of additional shares of the
       Company make or grant offers, agreements, options
       or warrants which would or might require the
       exercise of such powers, during and after the
       relevant period, the aggregate nominal value
       of share capital allotted or agreed to be allotted
       [whether pursuant to an option or otherwise]
       by the Directors of the Company pursuant to:
       i) a rights issue, or ii) any option scheme
       or similar arrangement or iii] any scrip dividend
       or similar arrangement, not exceeding 5% of
       the aggregate nominal amount of the share capital
       of the Company in issue at the date of this
       resolution and the said mandate shall be limited
       accordingly; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       law to be held]

6.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       or otherwise acquire shares of HKD 5.00 each
       in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited,
       provided that the aggregate nominal amount
       of shares so purchased or otherwise acquired
       does not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by law to be held]

7.     Approve, conditional upon the passing of Resolution       Mgmt          For                            For
       5 and 6, that the aggregate nominal amount
       of the shares which are purchased or otherwise
       acquired by the Company pursuant to Resolution
       6 be added to the aggregate nominal amount
       of the shares which may be issued pursuant
       to Resolution 5

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CNOOC LTD                                                                                   Agenda Number:  701902163
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1662W117
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  HK0883013259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

A.1    Receive and approve the audited statement of              Mgmt          For                            For
       accounts together with the report of the Directors
       and Independent Auditors report thereon for
       the YE 31 DEC 2008

A.2    Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

A.3.1  Re-elect Mr. Wu Guangqi as an Executive Director          Mgmt          Against                        Against

A.3.2  Re-elect Mr. Cao Xinghe as a Non-executive Director       Mgmt          Against                        Against

A.3.3  Re-elect Mr. Wu Zhenfang as a Non-executive               Mgmt          Against                        Against
       Director

A.3.4  Re-elect Dr. Edgar W.K. Cheng as an Independent           Mgmt          For                            For
       Non-Executive Director

A.3.5  Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of each of the Directors

A.4    Re-appoint the Company's Independent Auditors             Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

B.1    Authorize the Directors, subject to this resolution,      Mgmt          For                            For
       during the Relevant Period [as hereinafter
       specified], to repurchase shares in the capital
       of the Company on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or on any
       other exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and The
       Stock Exchange for this purpose [Recognized
       Stock Exchange], subject to and in accordance
       with all applicable Laws, Rules and regulations
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited [the Listing Rules], or
       of any other Recognized Stock Exchange and
       the articles of association [the Articles]
       of the Company; the aggregate nominal amount
       of shares of the Company which the Company
       is authorized to repurchase pursuant to the
       approval in this resolution shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of the passing of this resolution;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next annual
       general meeting of the Company is required
       by any applicable laws or the Articles of the
       Company to be held]

B.2    Authorize the Directors, subject to the following         Mgmt          For                            For
       provisions of this resolution, during the Relevant
       Period [as hereinafter specified], to allot,
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including bonds,
       notes, warrants, debentures and securities
       convertible into shares of the Company] which
       would or might require the exercise of such
       powers be and is hereby generally and unconditionally
       approved; to make or grant offers, agreements
       and options [including bonds, notes, warrants,
       debentures and securities convertible into
       shares of the Company] which would or might
       require the exercise of such powers after the
       end of the Relevant Period; the aggregate nominal
       amount of share capital of the Company allotted
       or agreed conditionally or unconditionally
       to be allotted, issued or dealt with [whether
       pursuant to an option or otherwise] by the
       Directors pursuant to the approval in this
       resolution, otherwise than pursuant to: i)
       a Rights Issue [as hereinafter specified];
       ii) an issue of shares pursuant to any specific
       authority granted by shareholders of the Company
       in general meeting, including upon the exercise
       of rights of subscription or conversion under
       the terms of any warrants issued by the Company
       or any bonds, notes, debentures or securities
       convertible into shares of the Company; iii)
       an issue of shares pursuant to the exercise
       of any option granted under any share option
       scheme or similar arrangement for the time
       being adopted by the Company and/or any of
       its subsidiaries; iv) any scrip dividend or
       similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of the Company; or v) any
       adjustment, after the date of grant or issue
       of any options, rights to subscribe or other
       securities referred to above, in the price
       at which shares in the Company shall be subscribed,
       and/or in the number of shares in the Company
       which shall be subscribed, on exercise of relevant
       rights under such options, warrants or other
       securities, such adjustment being made in accordance
       with, or as contemplated by, the terms of such
       options, rights to subscribe or other securities,
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next annual general meeting of the Company
       is required by any applicable laws or the Articles
       of the Company to be held]

B.3    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the Resolutions Numbered B.1 and B.2, to
       allot, issue and deal with additional shares
       of the Company pursuant to Resolution Numbered
       B.2 be and hereby extended by the addition
       to it of an amount representing the aggregate
       nominal amount of the shares in the capital
       of the Company which are repurchased by the
       Company pursuant to and since the granting
       to the Company of the general mandate to repurchase
       shares in accordance with resolution numbered
       B1 set out in this notice, provided that such
       extended amount shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of the
       passing of this resolution

S.C.1  Amend Article 85 of the Articles of Association           Mgmt          For                            For
       of the Company as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN THE TEXT OF THE COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CNP ASSURANCES, PARIS                                                                       Agenda Number:  701878879
--------------------------------------------------------------------------------------------------------------------------
        Security:  F1876N318
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  FR0000120222
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 551489 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

1.     Approve the Company's financial statements for            Mgmt          For                            For
       the YE 31 DEC 2008, as presented, showing earnings
       for the FY of EUR 970,902,771.01 an amount
       of EUR 22,199,221.00 deducted from to the optional
       reserves account will be transferred to the
       guarantee funds reserve account

2.     Approve the consolidated financial statements             Mgmt          For                            For
       for the said FY, in the form presented to the
       meeting, showing net income group share of
       EUR 730,600,000.00

3.     Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolve that the income for the
       FY be appropriated as follows: earnings for
       the FY: EUR 970,902,771.01, retained earnings:
       EUR 1,264,081.81, representing a distributable
       income: EUR 972,166,852.82 consequently, the
       shareholders' meeting: resolves to allocate
       to the optional reserves an amount of EUR 157,883,620.37,
       resolves to distribute to the shareholders
       an overall amount of EUR 423,332,795.55, the
       shareholders will receive a net dividend of
       EUR 2.85 per share, and will entitled to the
       40% deduction provided by the French Tax Code,
       this dividend will be paid on 29 ARP 2009,
       in the event that the Company holds some of
       its own shares on such date, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account,
       as required by Law, it is reminded that, for
       the last 3 FY, the dividends paid, were as
       follows: EUR 1.91 for FY 2005, EUR 2.30 for
       FY, EUR 2.85 for FY

4.     Approve, the special report of the Auditors               Mgmt          Abstain                        Against
       on agreements governed by the Article L.225-38
       of the French Commercial Code, the said report
       and the agreements referred to therein

5.     Ratify the appointment of Mr. Alain Quinet as             Mgmt          For                            For
       a Director, to replace Mr. Dominique Marcel,
       resigning member, for the remainder of Mr.
       Dominique Marcel's term of office, i.e., until
       the shareholders' meeting called to approve
       the financial statements for the FYE 31 DEC
       2011

6.     Ratify the appointment of Mr. Bernard Comolet             Mgmt          For                            For
       as a Director, to replace Mr. Charles Milhaud,
       resigning member, for the remainder of Mr.
       Charles Milhaud's term of office, i.e., until
       the shareholders' meeting called to approve
       the financial statements for the FYE 31 DEC
       2011

7.     Ratify the appointment of Mr. Alain Lemaire               Mgmt          Against                        Against
       as a Director, to replace Mr. Nicolas Merindol,
       resigning member, for the remainder of Mr.
       Nicolas Merindol's term of office i.e., until
       the shareholders' meeting called to approve
       the financial statements for the FYE 31 DEC
       2011

8.     Appoint Mr. Francois Perol as a Director for              Mgmt          For                            For
       the statutory period of 5 years expiring at
       the end of the ordinary general assembly called
       to rule in 2014 on the accounts of the FY closed
       on 31 DEC 2013

9.     Ratify the appointment of Mr. Paul Le Bihan               Mgmt          For                            For
       as a control agent, to replace Mr. Bernard
       Comolet, resigning Member, for the remainder
       of Mr. Bernard Comolet's term of office, i.e.,
       until the shareholders' meeting called to approve
       the financial statement for the FYE 31 DEC
       2011

10.    Authorize the Board of Directors to trade in              Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 140.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 2,079,529,522.00; the number
       of shares acquired by the Company with a view
       to their retention or their subsequent delivery
       in payment or exchange as part a merger, divestment
       or capital contribution cannot exceed 5% of
       its capital; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 22 APR 2008
       in its Resolution number 7, and to take all
       necessary measures and accomplish all necessary
       formalities; [Authority expires after 18 month
       period]

11.    Approve to award total annual fees of EUR 721,650.00      Mgmt          For                            For
       to the Board of Directors until new decision

12.    Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 COCA COLA HELLENIC BOTTLING CO SA, ATHENS                                                   Agenda Number:  701879655
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1435J139
    Meeting Type:  EGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  GRS104003009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve a share buy-back program in accordance            Mgmt          No Action
       with Article 16 of Codified Law 2190/1920




--------------------------------------------------------------------------------------------------------------------------
 COCA COLA HELLENIC BOTTLING CO SA, ATHENS                                                   Agenda Number:  701965254
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1435J139
    Meeting Type:  OGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  GRS104003009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the submission of the Management report           Mgmt          No Action
       by the Board of Directors and of the audit
       certificate by the Company's Chartered Auditor-Accountant
       on the Company's financial statements and activities
       for the FYE on 31 DEC 2008

2.     Approve the Company's annual financial statements         Mgmt          No Action
       for the FYE on 31 DEC 2008 and the consolidated
       financial statements

3.     Approve to release the Members of the Board               Mgmt          No Action
       of Directors and the Auditors of the Company
       from any liability for their activity during
       the FYE on 31 DEC 2008

4.     Approve the remuneration of the Members of the            Mgmt          No Action
       Board of Directors for their participation
       in the meetings of the Board of Directors and
       for their services to the Company for the FY
       2008 and pre-approve the remuneration for the
       FY 2009

5.     Elect the Statutory Auditors for the FY 2009,             Mgmt          No Action
       01 JAN 2009 to 31 DEC 2009 and approve to determine
       their fees

6.     Approve the distribution of profits, dividend             Mgmt          No Action
       for the FY 2008

7.     Appoint the Audit Committee, in accordance with           Mgmt          No Action
       the Article 37 of Law 3693.2008

8.     Amend the terms of an existing Stock Option               Mgmt          No Action
       Plan for employees of the Company and its affiliates,
       in accordance with the Article 13 paragraph
       13 of Codified Law 2190.1920

9.     Approve the Stock Option Plan for employees               Mgmt          No Action
       of the Company and its affiliates, in accordance
       with the Article 13 paragraph 13 of Codified
       Law 2190.1920

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No Action

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN MEETING TYPE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 COCA-COLA AMATIL LTD                                                                        Agenda Number:  701918166
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q2594P146
    Meeting Type:  AGM
    Meeting Date:  22-May-2009
          Ticker:
            ISIN:  AU000000CCL2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Discussion of the accounts for the YE 31 DEC              Non-Voting    No vote
       2008 and the reports of the Directors and the
       Auditor

2.     Adopt the remuneration report contained within            Mgmt          Against                        Against
       the accounts for the YE 31 DEC 2008

3.A    Re-elect Mr. D.M. Gonski, AC as a Director,               Mgmt          For                            For
       who retires in accordance with Article 6.3[b]
       of the Constitution

3.B    Re-elect Mr. I. Finan as a Director, who retires          Mgmt          Against                        Against
       in accordance with Article 6.3[b] of the Constitution

S.4    Amend the new Article 5.15 of the current constitution    Mgmt          For                            For
       of the Company as specified

5.     Approve that the Directors be permitted to invite         Mgmt          For                            For
       Mr. T. J. Davis to participate in the Coca-Cola
       Amatil Limited 2009-2011 Long Term Incentive
       Share Plan by offering him rights to acquire
       up to 247,844 fully paid ordinary shares in
       the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 COMMERZBANK AG, FRANKFURT A/MAIN                                                            Agenda Number:  701882727
--------------------------------------------------------------------------------------------------------------------------
        Security:  D15642107
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  DE0008032004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 24 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the established financial statements      Non-Voting    No vote
       and management report (including the explanatory
       report on information pursuant to Article 289
       (4) of the German Commercial Code) of Commerzbank
       Aktiengesellschaft for the FY 2008, together
       with the presentation of the approved consolidated
       financial statements and Management report
       (including the explanatory report on information
       pursuant to Article 315 (4) of the German Commercial
       Code) of the Commerzbank Group for the FY 2008,
       the report of the Supervisory Board and the
       corporate governance and remuneration report
       for the FY 2008

2.     Approve the actions of the Members of the Board           Mgmt          Against                        Against
       of Managing Directors

3.     Approve of the actions of the Members of the              Mgmt          Against                        Against
       Supervisory Board

4.     Resolution on the appointment of the Auditor,             Mgmt          For                            For
       the Group Auditor and the Auditor tasked with
       reviewing the interim financial statements
       for FY 2009

5.     Resolution on the appointment of the Auditor              Mgmt          For                            For
       to review the interim financial statements
       for the first quarter of FY 2010

6.1.   Resolution on the election of Members of the              Mgmt          For                            For
       Supervisory Board: Dr. Helmut Perlet

6.2.   Resolution on the election of Members of the              Mgmt          For                            For
       Supervisory Board: Dr. Nikolaus Von Bomhard

6.3.   Resolution on the election of Members of the              Mgmt          For                            For
       Supervisory Board: Dr. Edgar Meister

7.     Resolution on the authorization for Commerzbank           Mgmt          For                            For
       Aktiengesellschaft to purchase its own shares
       for the purpose of securities trading, pursuant
       to Article 71 (1) no. 7 AKTG

8.     Resolution on the authorization for the Board             Mgmt          For                            For
       of Managing Directors to increase the Bank
       s share capital [Authorized Capital 2009/I]
       and amendment of the Articles of Association

9.     Resolution on the authorization for the Board             Mgmt          For                            For
       of Managing Directors to increase the Bank
       s share capital [Authorized Capital 2009/I]
       with the possibility of excluding subscription
       rights pursuant to Article 186 (3) 4 AKTG if
       contributions in kind are made   and amendment
       of the Articles of Association

10.    Resolution on a capital increase of EUR 767,              Mgmt          Against                        Against
       879,405.80 against cash without subscription
       rights for shareholders pursuant to Article
       7 of the FMStBG (Acceleration Act)

11.    Resolution on a capital increase of up to EUR             Mgmt          For                            For
       806,273,358.80 against cash with subscription
       rights for shareholders pursuant to Art. 7
       of the FMStBG

12.    Resolution on the granting of exchange rights             Mgmt          For                            For
       in favour of the Financial Market Stabilization
       Fund and the conditional raising of the share
       capital pursuant to Article 7A of the FMStBG
       [Conditional Capital 2009]

13.    Resolution on the authorization for the Board             Mgmt          For                            For
       of Managing Directors to increase the Bank
       s share capital against contributions in kind
       in favour of the Financial Market Stabilization
       Fund

14.    Resolution on an amendment the Articles 12 of             Mgmt          For                            For
       the Articles of Association

15.    Resolution on an amendment to the Articles of             Mgmt          For                            For
       Association concerning the simplification of
       the granting of proxy statements

16.    Resolution on an amendment to the Articles of             Mgmt          For                            For
       Association to reflect a planned amendment
       to the AktG

17.    AGENDA ITEM AT THE REQUEST OF SHAREHOLDERS:               Shr           Against                        For
       Withdrawal of confidence from the Chairman
       of the Board of Managing Directors, Mr. Martin
       Blessing, in accordance with Article 84 (3)
       2 AktG

18.    AGENDA ITEM AT THE REQUEST OF SHAREHOLDERS:               Shr           Against                        For
       Amendment to Articles 15 of the Articles of
       Association   Supervisory Board remuneration

19.    AGENDA ITEM AT THE REQUEST OF SHAREHOLDERS:               Shr           For                            Against
       Appointment of the Special Auditors pursuant
       to Articles 142 (1) AktG to examine the actions
       of management, in particular capital-raising
       measures with subscription rights excluded,
       in acquiring the 100% stake in Dresdner Bank
       Aktiengesellschaft from Allianz SE

       PLEASE NOTE THAT THE MEETING WILL BE CONTINUED            Non-Voting    No vote
       ON SATURDAY 16 MAY 2009 FROM 10AM ONWARDS IF
       THIS SHOULD BECOME NECESSARY.




--------------------------------------------------------------------------------------------------------------------------
 COMMONWEALTH BANK OF AUSTRALIA, SYDNEY NSW                                                  Agenda Number:  701725890
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q26915100
    Meeting Type:  AGM
    Meeting Date:  13-Nov-2008
          Ticker:
            ISIN:  AU000000CBA7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting    No vote
       report and the Auditor's report for the YE
       30 JUN 2008

2.A    Re-elect Mr. John M. Schubert as a Director               Mgmt          For                            For
       in accordance with Articles 11.1 and 11.2 of
       the Constitution of Commonwealth Bank of Australia

2.B    Re-elect Mr. Colin R. Galbraith as a Director             Mgmt          For                            For
       in accordance with Articles 11.1 and 11.2 of
       the Constitution of Commonwealth Bank of Australia

2.C    Re-elect Mrs. Jane S. Hemstritch as a Director            Mgmt          For                            For
       in accordance with Articles 11.1 and 11.2 of
       the Constitution of Commonwealth Bank of Australia

2.D    Re-elect Mr. Andrew M. Mohl as a Director in              Mgmt          For                            For
       accordance with Articles 11.4[b] and 11.2 of
       the Constitution of Commonwealth Bank of Australia

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008

4.     Approve, in accordance with ASX Listing Rules             Mgmt          For                            For
       10.14 and 10.15 for the participation of Mr.
       R.J. Norris in the Group Leadership Share Plan
       of Commonwealth Bank of Australia [GLSP], and
       for the grant of rights to shares to Mr. R.J.
       Norris within 1 year of this AGM pursuant to
       the GLSP as specified

5.     Approve to increase the maximum aggregate sum             Mgmt          For                            For
       payable for fees to Non-Executive Directors
       to AUD 4,000,000 in any FY, to be divided among
       the Directors in such proportions and manner
       as they agree

S.6    Approve to modify the Constitution of Commonwealth        Mgmt          For                            For
       Bank of Australia as specified




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE DE SAINT-GOBAIN SA, PARIS-LA DEFENSE                                              Agenda Number:  701952423
--------------------------------------------------------------------------------------------------------------------------
        Security:  F80343100
    Meeting Type:  MIX
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  FR0000125007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       2008 FY

O.2    Approve the consolidated accounts for the 2008            Mgmt          For                            For
       FY

O.3    Approve the distribution of profits and distribution      Mgmt          For                            For
       of dividends

O.4    Approve the option for payment of dividends               Mgmt          For                            For
       in shares

O.5    Approve the two agreements concluded between              Mgmt          For                            For
       the COMPAGNIE DE SAINT-GOBAIN and BNP PARIBAS
       referred to in Article L.225-38 of the Commercial
       Code

O.6    Authorize the Board of Directors to purchase              Mgmt          For                            For
       the Company's shares

O.7    Appoint Mr. Gilles Schnepp as a Board Member              Mgmt          For                            For
       to replace Mr. Gianpaolo Caccini

O.8    Approve the renewal of Mr. Gerhard Cromme's               Mgmt          For                            For
       mandate as a Board Member

O.9    Approve the renewal of Mr. Jean-Martin Folz's             Mgmt          For                            For
       mandate as a Board Member

O.10   Approve the renewal of Mr. Michel Pebereau's              Mgmt          For                            For
       mandate as a Board Member

O.11   Approve the renewal of Mr. Jean-Cyril Spinetta's          Mgmt          For                            For
       mandate as a Board Member

O.12   Ratify of the appointment of Mr. Frederic LEMOINE         Mgmt          For                            For

E.13   Approve the renewal of the powers delegated               Mgmt          For                            For
       to the Board of Directors to increase the share
       capital by issuing, with maintenance of preferential
       subscription rights, shares, and/or any warrants
       giving access to the Company's capital or subsidiaries,
       for a maximum nominal amount of EUR 780 millions
       (shares) and 3 billion of Euros (warrants representing
       debt), with charging on these amounts on those
       established in the 14th and 17th resolutions

E.14   Approve the renewal of the powers delegated               Mgmt          For                            For
       to the Board of Directors to increase the share
       capital  by issuing, with cancellation of preferential
       subscription rights but with the priority period
       for shareholders, shares and/or any warrants
       giving access to the Company's capital or subsidiaries,
       or Company's shares which would give the right
       to issue warrants if appropriate by the subsidiaries,
       for a maximum nominal amount of EUR 295 millions
       (shares) and one and a half billion of Euros
       (warrants representing debt), these amounts
       will be charged respectively with those attached
       to the thirteenth resolution

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the number of securities to be issued in case
       of excess demand during the execution of increases
       of the share capital without preferential subscription
       rights, in the legal limit of 15% of initial
       issues and in the limit of the caps corresponding
       to the 14th resolution

E.16   Approve the renewal of the authorization for              Mgmt          For                            For
       the Board of Directors to increase the share
       capital within the limit of 10% to remunerate
       contributions in kind consisting of equity
       securities or warrants giving access to capital,
       the amounts of increase of capital and warrants
       to be issued will be charged on the caps corresponding
       to the 14th resolution

E.17   Approve the renewal of the authorization for              Mgmt          For                            For
       the Board of Directors to increase the share
       capital by incorporation of premiums, reserves,
       profits or others, for a maximum nominal amount
       of EUR 95 millions, that amount will be charged
       on the established on the 13th resolution for
       shares

E.18   Approve the renewal of the authorization for              Mgmt          For                            For
       the Board of Directors to issue equity securities
       reserved for members of a Savings Plan of the
       Group for a maximum nominal amount of EUR 95
       millions

E.19   Approve the renewal of the authorization for              Mgmt          For                            For
       the Board of Directors to grant options to
       purchase or subscribe for shares, in the limit
       of 3% of the share capital, the limit of 3%
       is an overall cap for this resolution and for
       the 20th resolution

E.20   Approve the renewal of the authorization for              Mgmt          For                            For
       the Board of Directors to freely allocate existing
       shares or to be issued, within the limit of
       1% of the share capital, that cap will be charged
       on the established on the 19th resolution which
       is an overall cap for these 2 resolutions

E.21   Approve the renewal of the powers delegated               Mgmt          For                            For
       to the Board of Directors to cancel if necessary
       up to 10% of the Company's shares

E.22   Approve the renewal of the powers delegated               Mgmt          Against                        Against
       to the Board of Directors to issue shares subscription
       warrants during a public offer on the Company's
       securities, within the limit of a capital increase
       of a maximum nominal amount of EUR 490 millions

E.23   Grant powers to the execution of decisions of             Mgmt          For                            For
       the Assembly and for the formalities




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS, MASSY                                          Agenda Number:  701904357
--------------------------------------------------------------------------------------------------------------------------
        Security:  F2349S108
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  FR0000120164
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 547246 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Approve the Company's financial statements for            Mgmt          Abstain                        Against
       the YE in 2008, as presented, showing a loss
       of EUR 100,564,482.76

O.2    Approve to record the loss for the year of EUR            Mgmt          For                            For
       100,564,482.76 as a deficit in retained earnings;
       following this appropriation, the retained
       earnings account will show a new debit balance
       of EUR 103,041,697.06; accordance with the
       regulations in force, the shareholders' meeting
       recalls that no dividend was paid for the previous
       3 FY

O.3    Approve the consolidated financial statements             Mgmt          Abstain                        Against
       for the said FY, in the form presented to the
       meeting, a net consolidated income of EUR 340,000,000.00

O.4    Approve to renew the appointment of Mr. Yves              Mgmt          For                            For
       Lesage as a Director for a 4 year period

O.5    Appoint Mr. Anders Farestveit as a Director               Mgmt          For                            For
       for a 4 year period

O.6    Approve to award total annual fees of EUR 640,000.00      Mgmt          For                            For
       to the Directors

O.7    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 40.00, maximum number of
       shares to be acquired: 10% of the share capital,
       IE 14,976,235 shares, maximum funds invested
       in the share buybacks: EUR 599,049,400; [Authority
       is given for a 18 month period]; the number
       of shares acquired by the Company with a view
       to the retention or their subsequent delivery
       in payment or exchange as part of a merger,
       divestment or capital contribution cannot exceed
       5% of its capital, to take all necessary measures
       and accomplish all necessary formalities, this
       authorization supersedes the amounts unused
       of the authorization granted by the shareholder's
       meeting of 29 APR 2008 in its Resolution 7

O.8    Approve, the special report of the Auditors               Mgmt          For                            For
       on agreements governed by Article L.225.38
       of the French Commercial Code, the said report
       and the agreements referred to therein

O.9    Approve, in accordance with the Articles L.225-38         Mgmt          For                            For
       and L.25-42-1 of the French Commercial Code,
       the regulated agreement between the Company
       and Mr. Robert Brunck, the Chairman and Chief
       Executive Officer of the Company as mentioned
       in said report and regarding: the special breach
       indemnity to be paid when Mr. Robert Brunch's
       contract of employment is broken, in the frame
       of a constraint departure linked to a modification
       of control or strategy; the total amount of
       the special breach indemnity can not exceed
       the limit of 200% of the reference's annual
       remuneration; the possibility to exercise forward
       the options giving right to subscribe shares
       held by Mr. Robert Brunck, Chairman and Chief
       Executive Officer of the Company when his contract
       of employment is broken in the frame of a constraint
       departure

O.10   Approve, in accordance with the Articles L.225-38         Mgmt          For                            For
       and L.25-42-1 of the French Commercial Code,
       the regulated agreement between the Company
       and Mr. Thierry Le Roux, Executive Vice President
       of the Company as mentioned in said report
       and regarding: the special breach indemnity
       to be paid when Mr. Thierry Le Roux's contract
       of employment is broken, in the frame of a
       constraint departure linked to a modification
       of control or strategy; the total amount of
       the special breach indemnity can not exceed
       the limit of 200% of the reference's annual
       remuneration; the possibility to exercise forward
       the options giving right to subscribe shares
       held by Mr. Thierry Le Roux, Executive Vice
       President when his contract of employment is
       broken in the frame of a constraint departure

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by issuance, with preferred subscription
       rights maintained, of shares or any securities
       giving access to the share capital;[Authority
       is granted for a 26-period]; the global nominal
       amount of the capital increases to be carried
       out under this delegation of authority shall
       not exceed EUR 30,000,000,.00 I.E. 75,000,000
       ordinary new shares; the nominal amount of
       debt securities issued shall not exceed EUR
       600,000,000.00; to charge the share issuance
       costs against the related premiums and deduct
       from the premiums the amounts necessary to
       raise the legal reserve to one tenth of the
       new capital after each increase; this authorization
       on supersedes the authorization granted by
       the shareholders' meeting of 24 APR 2008 in
       its Resolution 11

E.12   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       9,000,000.00 I.E. 22,500,000 shares by issuance,
       without preferred subscription right, of shares
       or securities giving access to the share capital;
       these securities may be issued in consideration
       for securities tendered in a public exchange
       offer initiated the Company; this amount of
       capital increase to be carried out shall count
       against the overall value set forth in Resolution
       11; [Authority is granted for a 26-month period];
       to charge the share issuance costs against
       the related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to one tenth of the new capital after each
       increase; this authorization on supersedes
       the authorization granted by the shareholders'
       meeting of 29 APR 2008 in its Resolution 12

E.13   Authorize the Board of Directors, for each of             Mgmt          For                            For
       the issues decided in the Resolution 12, when
       the preferential subscription right is cancelled,
       to set the issue price up to a limit of 10%
       of the amount of capita increase shall count
       against the ceiling set forth in Resolution
       12 and the overall value set forth in Resolution
       11; [Authority is given for a 26-month period];
       this delegation supersedes this authorization
       granted by the shareholders' meeting of 29
       APR 2008 in its Resolution 13

E.14   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued for each
       of the issues decided in Resolution 11 and
       12, at the same price as the initial issue,
       within 30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue; [Authority is granted for a 26-month
       period]; this delegation supersedes authorization
       granted by the shareholder's meeting of 29
       APR 2008 in its Resolution 14

E.15   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, in 1 or more occasions,
       by a maximum nominal amount of EUR 10,000,000.00
       by way of capitalizing reserves, profits, premiums,
       by issuing bonus shares or raising the par
       value of existing shares; this amount shall
       count against the overall value set forth in
       Resolution 11; [Authority is given for a 26-month
       period]; this delegation supersedes the authorization
       granted by the shareholder's meeting of 29
       APR 2008 in its Resolution 15

E.16   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital, up to 10% of the share capital,
       in consideration for the contributions in kind
       granted to the Company and comprised of capital
       securities giving access to share capital;
       the amount to capital increases which may be
       carried out shall count forth in Resolution
       12; [Authority is granted for a 26-month period];
       and to take all necessary measures and accomplish
       all necessary formalities; this delegation
       supersedes the authorization granted by the
       shareholder's meeting of 29 APR 2008 in its
       Resolution 16

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favor of employees'
       Company of the French or Foreign Companies
       and related Companies who are Members of a
       Company savings Plan; [Authority is given for
       a 26-month period] and for a nominal amount
       that shall not exceed EUR 2,500,000.00 this
       amount shall count against the overall value
       set forth in Resolution 11; and to take all
       necessary measures and accomplish all necessary
       formalities, this authorization supersedes
       the authorization granted by the shareholder's
       meeting of 29 APR 2008 in its Resolution 17

E.18   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, one 1 or more occasions, by
       canceling all or part of the shares held by
       the Company in connection with a Stock Repurchase
       Plan, up to a maximum of 10% of the share capital
       over a 24-month period; [Authority is given
       for a 18-month period]; and to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the authorization
       granted by the shareholder's meeting of 29
       APR 2008 in its Resolution 20

E.19   Authorize the Board of Directors to issuel,               Mgmt          For                            For
       on 1 or more occasions, in France or abroad,
       up to maximum amount of EUR 600,000,000.00,
       securities given right to the allocation of
       debt securities; this amount shall count against
       the overall value set forth in Resolution 11;
       [Authority is granted for a 26-month period];
       this authorization supersedes the authorization
       granted by the shareholder's meeting of 29
       APR 2008 in its Resolution 22

E.20   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law

A.     Approve the resolutions on the allocation of              Mgmt          For                            For
       free shares and stock options for the Employees
       and Corporate Managers will have a validity
       of 1 year

B.     Approve to distribute more precise information            Mgmt          For                            For
       in regards to shares and stock options proposed
       for the allocation to employees and some corporate
       managers, as well as for the total amount allocated
       to specific beneficiaries




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE NATIONALE A PORTEFEUILLE SA, GERPINNES                                            Agenda Number:  701873665
--------------------------------------------------------------------------------------------------------------------------
        Security:  B2474T107
    Meeting Type:  OGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  BE0003845626
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the financial statements, and approve             Mgmt          No Action
       the allocation of income and dividends of EUR
       0.78 per share

2.     Grant discharge to the Directors                          Mgmt          No Action

3.     Grant discharge to the Auditors                           Mgmt          No Action

4.1    Approve the retirement of Mr. Pierre Alain De             Mgmt          No Action
       Smedt

4.2    Re-elect Mr. Jean Clamon as a Director                    Mgmt          No Action

4.3    Re-elect Mr. Victor Delloye as a Director                 Mgmt          No Action

4.4    Re-elect Mr. Segolene Gallienne as a Director             Mgmt          No Action

4.5    Elect Mr. Thierry de Rudder as a Director                 Mgmt          No Action

4.6    Re-elect Mr. Donald Bryden as a Director                  Mgmt          No Action

4.7.1  Approve to indicate Mr. Robert Castaigne as               Mgmt          No Action
       an Independent Board Member

4.7.2  Approve to indicate Mr. Jean Pierre Hansen as             Mgmt          No Action
       an Independent Board Member

4.7.3  Approve to indicate Mr. Siegfried Luther as               Mgmt          No Action
       an Independent Board Member

4.7.4  Approve to indicate Mr. Donald Bryden as an               Mgmt          No Action
       Independent Board Member

5.1    Grant authority to repurchase of up to 20% of             Mgmt          No Action
       issued share capital

5.2    Approve the reissuance as well as cancellation            Mgmt          No Action
       of repurchased shares

6.1    Approve the Stock Option Plan                             Mgmt          No Action

6.2    Approve the maximum grant up to EUR 7.5 million           Mgmt          No Action
       for the plan expose under Resolution 6.1

7.     Approve the change of the control clause for              Mgmt          No Action
       the stock options

8.     Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE NATIONALE A PORTEFEUILLE SA, GERPINNES                                            Agenda Number:  701888476
--------------------------------------------------------------------------------------------------------------------------
        Security:  B2474T107
    Meeting Type:  EGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  BE0003845626
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 550577 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.A    Approve to cancel 2,200,000 NPM/CNP own shares            Mgmt          No Action
       in accordance with Article 620 Section 1 of
       the code on Companies

1.B    Approve to reduce the unavailable reserve set             Mgmt          No Action
       up for the holding of own shares which will
       be reduced up to a maximum of the value at
       which these shares we re entered into the statement
       of assets and liabilities

1.C    Amend the Article 5 and title X of the Articles           Mgmt          No Action
       of Association in order to make the representation
       of the share capital and its history consistent
       with the cancellation of 2,200,000 own shares

2.A    Approve the special report drawn up by the Board          Mgmt          No Action
       of Director's in accordance with sub-paragraph
       2 of Article 604 of the code on companies,
       indicating the specific circumstances in which
       it may use the authorized capital and the objectives
       which in so doing, it will be pursuing

2.B    Approve to renew the authorization given to               Mgmt          No Action
       the Board of Directors, for a period of 5 years
       with effect from the publication date in the
       annexes of the moniteur belge of the authorization
       to be granted by the EGM of 16 APR 2009, to
       carry out increases in capital, up to a maximum
       sum of EUR 50,000,000.00, in one or more stages,
       under the conditions stipulated by the legal
       provisions in accordance with the procedures
       to be laid down by the Board

2.C    Approve to renew the authorization given to               Mgmt          No Action
       the Board of Directors, for a period of 5 years
       with effect from the publication date in the
       annexes of the moniteur belge of the authorization
       to be granted by the EGM of 16 APR 2009, to
       carry out in accordance with the legal provisions,
       the issue, in one or more stages, of convertible
       bonds or bonds redeemable in shares subordinated
       or otherwise, of application rights or of other
       financial instruments, whether or not linked
       to bonds or to other securities and which may
       give rise eventually to increases in capital,
       up to a maximum sum of EUR 50,000,000.00 the
       a foresaid increases in capital may be carried
       out with or without an issue premium

2.D    Authorize the Board of Directors in the context           Mgmt          No Action
       of these authorizations in the event of the
       issue of the above securities, in the corporate
       interest and incompliance with the conditions
       prescribed by the legal provisions, to limit
       or to withdraw the priority right of the shareholders,
       even in favour of one or more particular persons
       other than the members of the Company or of
       its subsidiaries where it is a case of ruling
       on increases in capital to be subscribed for
       in cash, or issues of convertible bonds, bonds
       redeemable in shares application rights or
       other financial instruments

2.E    Authorize the Board of Director's where it makes          Mgmt          No Action
       use of these authorizations to adapt the wording
       of the Articles of Association for the purpose
       of amending the amount of the share capital
       or the number of shares, to supplement the
       history of the capital and indicate the extent
       to which it has made use of its power to increase
       the capital

2.F    Adopt Article 7 of the Articles of Association            Mgmt          No Action

3.     Amend Article 10 of the Articles of Association           Mgmt          No Action

4.     Amend Article 13 TER of the Articles of Association       Mgmt          No Action

5.     Amend Article 14 BIS of the Articles of Association       Mgmt          No Action

6.     Amend Article 22 of the Articles of Association           Mgmt          No Action

7.     Amend Article 28 of the Articles of Association           Mgmt          No Action

8.     Amend Article 29 of the Articles of Association           Mgmt          No Action

9.     Approve to confer all power                               Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 COMPANIA ESPANOLA DE PETROLEOS SA CEPSA, MADRID                                             Agenda Number:  701962234
--------------------------------------------------------------------------------------------------------------------------
        Security:  E44902166
    Meeting Type:  OGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  ES0132580319
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 JUN 2009 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual account, the Management report         Mgmt          For                            For
       and the Board Management of the Company and
       the consolidated group, application of the
       2008 result

2.1    Ratify Mr. Santiago Bergareche Busquets as Board          Mgmt          Against                        Against
       Member

2.2    Ratify Mr. Joel Vigneras as Board Member                  Mgmt          For                            For

2.3    Ratify Mr. Jean-Luc Guiziou as Board Member               Mgmt          For                            For

2.4    Re-elect Mr. Juan Rodriguez Inciarte as Board             Mgmt          Against                        Against
       Member

2.5    Re-elect Mr. Ernesto Mata Lopez as Board Member           Mgmt          Against                        Against

3.     Appoint or ratify in this case of the Company's           Mgmt          Abstain                        Against
       Administrators

4.     Approve to renew the powers for issue bonds,              Mgmt          For                            For
       promissory notes and other fixed income securities

5.     Approve the modification of the Article 26 and            Mgmt          For                            For
       51 of the meeting Bylaws

6.     Re-elect Deloitte as an External Auditor                  Mgmt          For                            For

7.     Approve the delegation of powers to public the            Mgmt          For                            For
       agreements adopted in the meeting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR'S NAME IN RESOLUTION 6. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 COMPASS GROUP PLC, CHERTSEY SURREY                                                          Agenda Number:  701795304
--------------------------------------------------------------------------------------------------------------------------
        Security:  G23296182
    Meeting Type:  AGM
    Meeting Date:  05-Feb-2009
          Ticker:
            ISIN:  GB0005331532
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' annual report            Mgmt          For                            For
       and accounts and the Auditors' report thereon

2.     Receive and adopt the Directors' remuneration             Mgmt          For                            For
       report

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For

4.     Elect Mr. Tim Parker as a Director                        Mgmt          For                            For

5.     Re-elect Mr. Richard Cousins as a Director                Mgmt          For                            For

6.     Re-elect Mr. Andrew Martin as a Director                  Mgmt          For                            For

7.     Re-appoint Deloitte LLP as the Auditors                   Mgmt          For                            For

8.     Authorize the Directors to agree the Auditors'            Mgmt          For                            For
       remuneration

9.     Grant authority to allot shares [Section 80]              Mgmt          For                            For

S.10   Grant authority to allot shares for cash [Section         Mgmt          For                            For
       89]

S.11   Grant authority to purchase shares                        Mgmt          For                            For

12.    Approve the donations to EU political organizations       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CONSOLIDATED MEDIA HOLDINGS LTD                                                             Agenda Number:  701715091
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q2784N109
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2008
          Ticker:
            ISIN:  AU000000CMJ5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the consolidated financial        Non-Voting    No vote
       statements of the Company and its controlled
       entities, and the reports of the Directors
       and the Auditor for the FYE 30 JUN 2008

2.A    Re-elect Mr. John Alexander as a Director, who            Mgmt          No vote
       retires by rotation in accordance with Clause
       6.1[f] of the Company's Constitution

2.B    Re-elect Mr. Geoffrey Dixon as a Director, who            Mgmt          No vote
       retires by rotation in accordance with Clause
       6.1[f] of the Company's Constitution

2.C    Re-elect Mr. Ashok Jacob as a Director, who               Mgmt          No vote
       retires by rotation in accordance with Clause
       6.1[f] of the Company's Constitution

2.D    Re-elect Mr. Michael Johnston as a Director,              Mgmt          No vote
       who retires by rotation in accordance with
       Clause 6.1[f] of the Company's Constitution

3.     Adopt the remuneration report for the YE 30               Mgmt          No vote
       JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 CONTACT ENERGY LTD                                                                          Agenda Number:  701712968
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q2818G104
    Meeting Type:  AGM
    Meeting Date:  23-Oct-2008
          Ticker:
            ISIN:  NZCENE0001S6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Chairman's introduction                                   Non-Voting    No vote

       Chief Executive Officer's review                          Non-Voting    No vote

       In relation to Contact's annual report for the            Non-Voting    No vote
       YE 30 JUN 2008, to receive Contact's financial
       statements for that period, and the auditor's
       report on those financial statements

       Questions                                                 Non-Voting    No vote

1.     Authorize the Board of Directors contact's to             Mgmt          For                            For
       fix the Auditor's fees and expenses

2.     Re-elect Mr. Phillip Pryke as a Director of               Mgmt          For                            For
       the Contact

3.     Re-elect Mr. John Milne as a Director of the              Mgmt          For                            For
       Contact

4.     Approve to increase the total Directors' remuneration     Mgmt          For                            For
       payable annually to all the Directors taken
       together for their services as Directors of
       Contact by NZD 730,000, from NZD 770,000 to
       NZD 1,500,000 and that such increase take effect
       from 01 JUL 2008

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CORIO NV                                                                                    Agenda Number:  701873893
--------------------------------------------------------------------------------------------------------------------------
        Security:  N2273C104
    Meeting Type:  AGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  NL0000288967
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 03 APR 2009. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening of the meeting and announcements                  Non-Voting    No vote

2.     Report of the Management Board on the 2008 FY             Non-Voting    No vote

3.     Amendment of the dividend policy                          Non-Voting    No vote

4.     Adopt the financial statements for the 2008               Mgmt          For                            For
       FY

5.A    Approve to declare a dividend of EUR 2.64 per             Mgmt          For                            For
       share for 2008

5.b    Approve to provide shareholders with a choice             Mgmt          For                            For
       whereby each shareholder may choose to either
       receive the dividend entirely in cash less
       15% dividend tax, or entirely in shares payable
       out of the share premium reserves, or a combination
       thereof, provided that in connection with the
       fiscal obligation to pay dividends under the
       FBI requirements a maximum percentage of the
       total dividend will be determined and may be
       paid out in shares, this maximum percentage
       will be announced at the latest on the shareholders
       meeting of 17 APR 2009, as specified

6.     Grant discharge to the Members of the Management          Mgmt          For                            For
       Board for the 2008 FY

7.     Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board for the 2008 FY

8.a    Approve that Mr. Doets and Mr. Doijer will be             Mgmt          Abstain                        Against
       resigning in accordance with the rotation schedule
       as of the close of the general meeting of shareholders

8.b    Re-appoint Mr. Doijer as Member of the Supervisory        Mgmt          Abstain                        Against
       Board, subject to the condition precedent that
       the General Meeting of Shareholders does not
       exercise its right as stated at 8 [c] and does
       not request an extension of time for the motions
       in order to make a recommendation.

8.c    Approve to recommend persons to be proposed               Mgmt          Abstain                        Against
       as the Supervisory Board Members

8.d    Approve, as soon as the condition precedent               Mgmt          For                            For
       referred to at 8 (b) enters into force, the
       Supervisory Board will table the motion to
       re-appoint Mr. Doijer

8.e    Approve to recommend a person to be proposed              Mgmt          Abstain                        Against
       for the appointment as Member of the Supervisory
       Board, however the person recommended by the
       Supervisory Board does have the consent of
       the works council, motion by the Supervisory
       Board to appoint Mr. G. A. Beijer as Member
       of the Supervisory Board subject to the condition
       precedent that the general meeting of shareholders
       does not exercise its right as stated at 8
       [f] and does not request an extension of time
       for the motions in order to make a recommendation,
       furthermore the Dutch Authority on financial
       markets [Autoriteit Financiele Markten] should
       establish the dependability [Betrouwbaarheid]
       of Mr. Beijer as required by Article 4:10 of
       the Dutch Act on financial supervision [Wet
       op het financieel toezicht]

8.f    Approve to recommend persons to be proposed               Mgmt          Abstain                        Against
       as Supervisory Board Members

8.g    Appoint Mr. Beijer, as soon as the condition              Mgmt          For                            For
       precedent referred to at 8 [e] enters into
       force

9.     Re-appoint KPMG Accountants N.V as the External           Mgmt          For                            For
       Auditor for the 2009 FY

10.    Amend the Articles of Association including               Mgmt          For                            For
       an authorization to execute the deed of amendment

11.    Approve the language of the financial statements          Mgmt          For                            For
       and the annual report

12.    Any other business                                        Non-Voting    No vote

13.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CORPORATE EXPRESS N V                                                                       Agenda Number:  701708488
--------------------------------------------------------------------------------------------------------------------------
        Security:  N1712Q211
    Meeting Type:  EGM
    Meeting Date:  29-Sep-2008
          Ticker:
            ISIN:  NL0000852861
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.     Approve, as provided in Article 2:107a of the             Mgmt          For                            For
       Dutch Civil Code for the sale and transfer
       of the North American business of the Corporate
       Express Group to Staples, Inc.

3.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CORPORATE EXPRESS N V                                                                       Agenda Number:  701756782
--------------------------------------------------------------------------------------------------------------------------
        Security:  N1712Q211
    Meeting Type:  EGM
    Meeting Date:  17-Nov-2008
          Ticker:
            ISIN:  NL0000852861
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.     Approve the assignment to audit the 2008 financial        Mgmt          No Action
       statements to Ernst & Young and withdrawal
       of the assignment to PricewaterhouseCoopers
       to audit the 2008 financial statements

3.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CORPORATE EXPRESS N.V., MAASTRICHT                                                          Agenda Number:  701660359
--------------------------------------------------------------------------------------------------------------------------
        Security:  N1712Q211
    Meeting Type:  EGM
    Meeting Date:  28-Jul-2008
          Ticker:
            ISIN:  NL0000852861
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 15 JUL 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Amend the Articles of Association of Corporate            Mgmt          No Action
       Express [the Articles]

3.     Appoint Mr. T.W.C.M. van Brandenburg to the               Mgmt          No Action
       Executive Board

4.     Appoint Mr. R.L. Sargent and Mr. J.J. Mahoney             Mgmt          No Action
       to the Supervisory Board

5.     Approve to release from liability [decharge               Mgmt          No Action
       verlenen] the Members of the Supervisory Board
       who have resigned per the date of the general
       meeting as a result of the offer by Staples
       Acquisition B.V.

6.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CORPORATE EXPRESS N.V., MAASTRICHT                                                          Agenda Number:  701992364
--------------------------------------------------------------------------------------------------------------------------
        Security:  N1712Q211
    Meeting Type:  OGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  NL0000852861
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 02 JUN 2009. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.A    Reports by the Supervisory Board and the Executive        Non-Voting    No vote
       Board

2.B    Adopt the 2008 financial statements                       Mgmt          No vote

2.C    Adopt the proposed 2008 dividend                          Mgmt          No vote

2.D    Grant discharge from liability to the Members             Mgmt          No vote
       of the Executive Board

2.E    Grant discharge from liability to the Members             Mgmt          No vote
       of the Supervisory Board

3.     Approve to assign the task of auditing the financial      Mgmt          No vote
       statements 2009 to Ernst & Young in Amsterdam

4.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 COSCO PAC LTD                                                                               Agenda Number:  701923686
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2442N104
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  BMG2442N1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the Directors' and the Independent Auditor's
       reports of the Company for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.i.a  Re-elect Mr. Li Jianhong as a Director                    Mgmt          Against                        Against

3.i.b  Re-elect Ms. Sun Yueying as a Director                    Mgmt          Against                        Against

3.i.c  Re-elect Mr. Xu Minjie as a Director                      Mgmt          Against                        Against

3.i.d  Re-elect Mr. He Jiale as a Director                       Mgmt          Against                        Against

3.i.e  Re-elect Dr. Wong Tin Yau, Kelvin as a Director           Mgmt          Against                        Against

3.i.f  Re-elect Mr. Chow Kwong Fai, Edward as a Director         Mgmt          For                            For

3.i.g  Re-elect Dr. Fan Hsu Lai Tai, Rita as a Director          Mgmt          For                            For

3.ii   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          Against                        Against
       and authorize the Directors to fix the remuneration
       of the Auditor

5.A    Authorize the Directors of the Company [Directors],       Mgmt          For                            For
       subject to this resolution, to allot, issue
       and deal with additional shares of HKD 0.10
       each in the capital of the Company [Shares]
       and to make or grant offers, agreements and
       options [including warrants, bonds, notes and
       other securities which carry rights to subscribe
       for or are convertible into shares] which would
       or might require shares to be allotted during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this resolution, and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) a rights issue [as specified]
       or ii) an issue of shares upon the exercise
       of subscription rights under any Option Scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the grantee as specified
       in such scheme or similar arrangement of shares
       or rights to acquire the shares or iii) an
       issue of Shares pursuant to any scrip dividends
       or similar arrangement providing for allotment
       of shares in lieu of the whole or part of the
       dividend on shares in accordance with the Bye-laws
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company and the applicable
       Laws of Bermuda to be held]

5.B    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares of
       HKD 0.10 each in the capital of the Company
       [shares] on The Stock Exchange of Hong Kong
       Limited [Stock Exchange] or on any other Stock
       Exchange on which the shares of the Company
       may be listed and recognized by The Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable Laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time during the relevant period, provided
       that the aggregate nominal amount of the shares
       to be repurchased by the Company pursuant to
       the said approval shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-Laws of the Company and the applicable
       laws of Bermuda to be held]

5.C    Approve, subject to the passing of the Resolutions        Mgmt          For                            For
       5.A and 5.B as specified, to extend the general
       mandate granted to the Directors of the Company
       to exercise the powers of the Company to allot,
       issue and deal with additional shares of HKD
       0.10 each in the Company [Shares] pursuant
       to the Resolution 5.A, by the addition thereto
       of an amount representing the aggregate nominal
       amount of Shares in the capital of the Company
       repurchased by the Company under the authority
       granted pursuant to the Resolution 5.B, provided
       that such extended amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing the Resolution 5.B

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 COSMO OIL COMPANY,LIMITED                                                                   Agenda Number:  701982527
--------------------------------------------------------------------------------------------------------------------------
        Security:  J08316101
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3298600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Adopt Reduction
       of Liability System for Outside Directors,
       Adopt Reduction of Liability System for Outside
       Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CREDIT AGRICOLE SA, PARIS                                                                   Agenda Number:  701855554
--------------------------------------------------------------------------------------------------------------------------
        Security:  F22797108
    Meeting Type:  EGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  FR0000045072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting    No vote
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the Company's financial statements for            Mgmt          For                            For
       the YE 31 DEC 2008, as presented, and the expenses
       and charges that were not Tax deductible of
       EUR 157,353.00 with a corresponding Tax of
       EUR 54,177.00

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       for the said FY, in the form presented to the
       meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the in come for
       the FY of EUR 248,598,945.42, be appropriated
       as: it resolves to fund to the legal reserve:
       EUR 12,429,947.27, it notes that the distributable
       income, after the allocation to the legal reserve
       and due to the positive balance on retained
       earnings of EUR 5,133,758,198.11, amounts to
       EUR 5,369,927,196.26, the dividends are of
       EUR 1,001,854,123.20, the retained earnings
       will show a new amount of EUR 4,368,073,073.06;
       the shareholders will receive a net dividend
       of EUR 0.45 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code; this dividend will be paid on 23 JUN
       2009; in the event that the Company holds some
       of its own shares on the day the dividend is
       paid, the amount of the unpaid dividend on
       such shares shall be allocated to the retained
       earnings account; and authorize the Board of
       Directors to proceed with this registration;
       as required by law, it is reminded that, for
       the last 3 FY, the dividends paid, were as:
       EUR 0.94 for FY 2005, entitled to the 40% deduction,
       EUR 1.15 for FY 2006, entitled to the 40% deduction,
       EUR 1.20 for FY 2007, entitled to the 40% deduction

O.4    Approve to decide to grant to each shareholder            Mgmt          For                            For
       an option granting the right to receive the
       dividend payment in cash or in shares, as per
       the conditions: this option will be effective
       from 27 MAY 2009 to 11 JUN 2009; after, the
       shareholders will receive the dividend payment
       in cash as from 23 JUN 2009; if the dividend
       amount does not correspond to an integer of
       shares, the shareholder will receive the immediately
       lower number of shares with a balancing cash
       adjustment; the new shares will be created
       with dividend rights as of 01 JAN 2009

O.5    Approve, the special report of the Auditors               Mgmt          For                            For
       on agreements governed by Articles L.225-38
       ET sequence of the French Commercial Code,
       the said report and the agreements referred
       to therein

O.6    Approve, the special report of the Auditors               Mgmt          For                            For
       on regulated agreements, all the retirement
       commitments in favor of Mr. Georges Pauget,
       General Manager

O.7    Approve, the special report of the Auditors               Mgmt          For                            For
       on regulated agreements, all the retirement
       commitments in favor of Mr. Jean-Yves Hocher,
       Deputy General Manager

O.8    Approve, the special report of the Auditors               Mgmt          For                            For
       on regulated agreements, all the retirement
       commitments in favor of Mr. Jacques Lenormand,
       Deputy General Manager

O.9    Approve, the special report of the Auditors               Mgmt          For                            For
       on regulated agreements, all the retirement
       commitments in favor of Mr. Jean-Frederic De
       Leusse, Deputy General Manager

O.10   Approve to renew the appointment of the Mr.               Mgmt          Against                        Against
       Sas Rue La Boe Tie as a Director for a 3-year
       period

O.11   Approve to renew the appointment of Mr. Gerard            Mgmt          Against                        Against
       Cazals as a Director for a 3-year period

O.12   Approve to renew the appointment of Mr. Noel              Mgmt          Against                        Against
       Dupuy as a Director for a 3-year period

O.13   Approve to renew the appointment of Mrs. Carole           Mgmt          Against                        Against
       Giraud as a Director for a 3-year period

O.14   Approve to renew the appointment of Mr. Dominique         Mgmt          Against                        Against
       Lefebvre as a Director for a 3-year period

O.15   Approve the appointment of Mr. Patrick Clavelou           Mgmt          For                            For
       as a Director, to replace Mr. Bernard Mary,
       for the remainder of Mr. Bernard Mary's term
       of office, i.e. until the shareholders' meeting
       called to approve the financial statements
       for the FYE 31 DEC 2008

O.16   Approve to renew the appointment of Mr. Patrick           Mgmt          Against                        Against
       Clavelou as a Director for a 3-year period

O.17   Appoint the Director, to replace Mr. Philippe             Mgmt          For                            For
       Camus, for the remainder of Mr. Philippe Camus'
       term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FYE 31 DEC 2010

O.18   Approve to award total annual fees of EUR 950,000.00      Mgmt          For                            For
       to the Members of the Board of Directors

O.19   Authorizes the Board of Directors to buy the              Mgmt          For                            For
       Company's ordinary shares on the stock market,
       subject to the conditions: maximum purchase
       price: EUR 15.00, maximum number of shares
       to be acquired: 10% of the total number of
       ordinary shares, maximum funds invested in
       the share buybacks: EUR 2,000,000,010.00, which
       represents 133,333,334 ordinary shares; the
       number of shares acquired by the Company with
       a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5% of the ordinary shares in
       the Company; [Authority expires after 18-month
       period]; it supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of may 21, 2008 in its Resolution 17

O.20   Authorize to repurchase up to 10% of preference           Mgmt          For                            For
       share capital, subject to approval of Item
       23, 24, 36, or 37

E.21   Amend the Article 10.2 of Bylaws re: maximum              Mgmt          For                            For
       number of terms for the Directors

E.22   Authorize the new class of preferred stock and            Mgmt          For                            For
       amend Bylaws accordingly, subject to approval
       of Item 23, 24, 36, or 37

E.23   Authorize the issuance of preferred stock with            Mgmt          For                            For
       preemptive rights for up to aggregate nominal
       amount of EUR 2,226,342,496, subject to approval
       of Item 22

E.24   Authorize the issuance of preferred stock without         Mgmt          For                            For
       preemptive rights for up to aggregate nominal
       amount of EUR 2,226,342,496, subject to approval
       of Item 22

E.25   Authorize the Board to increase capital in the            Mgmt          For                            For
       event of additional demand related to delegation
       submitted to shareholder vote above

E.26   Authorize the issuance of equity or equity linked         Mgmt          For                            For
       securities with preemptive rights up to aggregate
       nominal amount of EUR 3.3 billion

E.27   Authorize the issuance of equity or equity linked         Mgmt          For                            For
       securities without preemptive rights up to
       aggregate nominal amount of EUR 1 billion

E.28   Authorize the Board to increase capital in the            Mgmt          For                            For
       event of additional demand related to delegation
       submitted to shareholder vote above

E.29   Authorize the capital increase of up to 10%               Mgmt          For                            For
       of issued capital for future acquisitions

E.30   Authorize the Board to set issue price for 10%            Mgmt          For                            For
       of issued capital pursuant to issuance authority
       without preemptive rights

E.31   Approve to set Global Limit for capital increase          Mgmt          For                            For
       to result from issuance requests under Items
       23 through 30 at EUR 5.5 billion

E.32   Approve the issuance of securities convertible            Mgmt          For                            For
       into debt up to an aggregate amount of EUR
       5 billion

E.33   Authorize the capitalization of reserves of               Mgmt          For                            For
       up to EUR 1 billion for bonus issue or increase
       in par value

E.34   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.35   Approve the Stock Purchase Plan reserved for              Mgmt          For                            For
       international employees

E.36   Approve the Employee Preferred Stock Purchase             Mgmt          For                            For
       Plan, subject to approval of Item 22

E.37   Approve Employee Preferred Stock Purchase Plan            Mgmt          For                            For
       for International Employees, Subject to approval
       of Item 22

E.38   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.39   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased preference shares

E.40   Authorize the filing of required documents/other          Mgmt          For                            For
       formalities

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CREDIT SAISON CO.,LTD.                                                                      Agenda Number:  701985105
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7007M109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3271400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Reduce Term of
       Office of Directors to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CRH PLC                                                                                     Agenda Number:  701880230
--------------------------------------------------------------------------------------------------------------------------
        Security:  G25508105
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  IE0001827041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statement and report of             Mgmt          For                            For
       Directors and the Auditors

2.     Declare a dividend                                        Mgmt          For                            For

3.a    Re-elect Mr. W.P. Egan as a Director                      Mgmt          For                            For

3.b    Re-elect Mr. J.M. De Jong as a Director                   Mgmt          For                            For

3.c    Re-elect Mr. M. Lee as a Director                         Mgmt          For                            For

3.d    Re-elect Mr. G.A. Culpepper as a Director                 Mgmt          For                            For

3.e    Re-elect Mr. A. Manifold as a Director                    Mgmt          For                            For

3.f    Re-elect Mr. W.I. O'mahony as a Director                  Mgmt          For                            For

3.g    Re-elect Mr. M.S. Towe as a Director                      Mgmt          For                            For

4.     Approve the remuneration of the Auditors                  Mgmt          For                            For

5.     Approve to increase the authorized share capital          Mgmt          For                            For

6.     Grant authority to allot shares                           Mgmt          For                            For

7.     Approve the disapplication of pre-emption rights          Mgmt          For                            For

8.     Grant authority to purchase own ordinary shares           Mgmt          For                            For

9.     Amend the Articles of Association re Treasury             Mgmt          For                            For
       Shares

10.    Grant authority to re-issue Treasury Shares               Mgmt          For                            For

11.    Grant authority to allot shares in lieu of cash           Mgmt          For                            For
       dividends

12.    Approve the notice period for EGM                         Mgmt          Against                        Against

13.    Amend the Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CRITERIA CAIXACORP SA                                                                       Agenda Number:  701890255
--------------------------------------------------------------------------------------------------------------------------
        Security:  E3641N103
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  ES0140609019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       08 MAY 2009, CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and the Management            Mgmt          For                            For
       report of 2008

2.     Approve the Management of the Board of Directors          Mgmt          For                            For
       in the year 2008

3.     Approve the application of the result and the             Mgmt          For                            For
       distribution of the dividend of 2008

4.     Approve the merger by absortion of Crisegen               Mgmt          For                            For
       Inversiones S.L.

5.     Approve the merger by absorption of Caixa Capital         Mgmt          For                            For
       Desarrollo S.A.

6.     Authorize the Board of Directors to acquisition           Mgmt          For                            For
       of shares

7.     Re-elect the Auditor for the next exercise                Mgmt          For                            For

8.     Authorize and delegation to the Board of Director         Mgmt          For                            For
       for exposition, ratification, correction execution
       and development of the resolutions of the general
       meeting




--------------------------------------------------------------------------------------------------------------------------
 CROWN LTD, MELBOURNE                                                                        Agenda Number:  701720220
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3014T106
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2008
          Ticker:
            ISIN:  AU000000CWN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider the consolidated financial statements         Non-Voting    No vote
       of the Company and its controlled entities
       and the reports of the Directors and the Auditor
       for the FYE 30 JUN 2008

2.a    Re-elect Mr. John Alexander as a Director, who            Mgmt          For                            For
       retires in accordance with Clause 5.1 [f] of
       the Company's Constitution

2.b    Re-elect Mrs. Rowena Danziger as a Director,              Mgmt          For                            For
       who retires in accordance with Clause 5.1 [f]
       of the Company's Constitution

2.c    Re-elect Mr.Geoffrey Dixon as a Director, who             Mgmt          Against                        Against
       retires in accordance with Clause 5.1 [f] of
       the Company's Constitution

3.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 CSL LTD                                                                                     Agenda Number:  701706698
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3018U109
    Meeting Type:  AGM
    Meeting Date:  15-Oct-2008
          Ticker:
            ISIN:  AU000000CSL8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Non-Voting    No vote
       of the Directors and the Auditors for the YE
       30 JUN 2008 and to note the final dividend
       in respect of the YE 30 JUN 2008 declared by
       the Board and paid by the Company

2.A    Elect Mr. David Anstice as a Director of the              Mgmt          For                            For
       Company, in accordance with Rule 87 of the
       Constitution

2.B    Re-elect Ms. Elizabeth Alexander as a Director            Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with Rule 99[a] of the Constitution

2.C    Re-elect Mr. David J Simpson as a Director of             Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with Rule 99[a] of the Constitution

3.     Adopt the remuneration report [which forms part           Mgmt          Against                        Against
       of the Directors' report] for the YE 30 JUN
       2008




--------------------------------------------------------------------------------------------------------------------------
 DAI NIPPON PRINTING CO.,LTD.                                                                Agenda Number:  701996196
--------------------------------------------------------------------------------------------------------------------------
        Security:  J10584100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3493800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

3.20   Appoint a Director                                        Mgmt          For                            For

3.21   Appoint a Director                                        Mgmt          For                            For

3.22   Appoint a Director                                        Mgmt          For                            For

3.23   Appoint a Director                                        Mgmt          For                            For

3.24   Appoint a Director                                        Mgmt          For                            For

3.25   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAIHATSU MOTOR CO.,LTD.                                                                     Agenda Number:  702003702
--------------------------------------------------------------------------------------------------------------------------
        Security:  J09072117
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3496600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

3.10   Appoint a Director                                        Mgmt          Against                        Against

3.11   Appoint a Director                                        Mgmt          Against                        Against

3.12   Appoint a Director                                        Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors

6      Approve Retirement Allowance for Retiring Directors,      Mgmt          Against                        Against
       and Payment of Accrued   Benefits associated
       with Abolition of Retirement Benefit System
       for Current   Directors and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 DAIICHI SANKYO COMPANY,LIMITED                                                              Agenda Number:  701990776
--------------------------------------------------------------------------------------------------------------------------
        Security:  J11257102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3475350009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAIKIN INDUSTRIES,LTD.                                                                      Agenda Number:  701982577
--------------------------------------------------------------------------------------------------------------------------
        Security:  J10038115
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3481800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.     Approve Purchase of Own Shares                            Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6.     Approve Payment of Bonuses to Corporate Officers          Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 DAILY MAIL & GENERAL TRUST PLC, LONDON                                                      Agenda Number:  701801462
--------------------------------------------------------------------------------------------------------------------------
        Security:  G26236128
    Meeting Type:  AGM
    Meeting Date:  11-Feb-2009
          Ticker:
            ISIN:  GB0009457366
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     To receive the Directors' report, the accounts            Non-Voting    No vote
       and the Auditors' report for the FYE 28 SEP
       2008

2.     To approve the remuneration report for the FYE            Non-Voting    No vote
       28 SEP 2008

3.     To declare a final dividend on the ordinary               Non-Voting    No vote
       and 'A' ordinary non-voting shares

4.     To re-elect Mr. Fallon as a Director                      Non-Voting    No vote

5.     To re-elect Mr. Balsemao as a Director                    Non-Voting    No vote

6.     To confirm the appointment of Mr. Morgan as               Non-Voting    No vote
       a Director

7.     To re-appoint Deloitte LLP as the Auditors                Non-Voting    No vote

8.     To authorize the Directors to determine the               Non-Voting    No vote
       Auditors remuneration

S.9    That the Company be and is hereby generally               Non-Voting    No vote
       and unconditionally authorized to make market
       purchases (within the meaning of Section 163[3]
       of the Companies Act 1985 [as amended] on the
       London Stock Exchange of up to: a] an aggregate
       of 1,988,000 Ordinary shares of 12  pence each
       in its share capital at not more than the lower
       of 5% above the average of the middle market
       quotation taken from the London Stock Exchange
       Daily Official List for the 5 business days
       immediately preceding the date of purchase
       and GBP 18.75 per share and at not less than
       12  pence per share [in each case exclusive
       of expenses]; b] and that the authority conferred
       by this resolution shall expire on the date
       of the AGM next held after the passing of this
       resolution [except in relation to the purchase
       of shares the contract for which was concluded
       before such date and which would or might be
       executed wholly or partly after such date];
       c] and that upon the passing of this resolution,
       the resolution passed as Resolution 14 at the
       AGM on 06 FEB 2008 shall be of no further force
       or effect

S.10   That the Company be and is hereby generally               Non-Voting    No vote
       and unconditionally authorized to make market
       purchases [within the meaning of Section 163[3]
       of the Companies Act 1985 [as amended] on the
       London Stock Exchange of up to: a] an aggregate
       of 37,269,000 'A' ordinary non-voting shares
       of 12  pence each in its share capital at not
       more than the lower of 5% above the average
       of the middle market quotation taken from the
       London Stock Exchange Daily Official List for
       the 5 business days immediately preceding the
       date of purchase and GBP 18.75 per share and
       at not less than 12  pence per share [in each
       case exclusive of expenses]; b] and that the
       authority conferred by this resolution shall
       expire on the date of the AGM next held after
       the passing of this resolution [except in relation
       to the purchase of shares the contract for
       which was concluded before such date and which
       would or might be executed wholly or partly
       after such date]; c] and that upon the passing
       of this resolution, the resolution passed as
       Resolution 15 at the AGM on 06 FEB 2008 shall
       be of no further force or effect

11.    That the authority conferred on the Directors             Non-Voting    No vote
       by Article 7.1 of the Company's Articles of
       Association be renewed for a period expiring
       at the next AGM of the Company after the date
       on which this resolution is passed or on 11
       MAY 2010 whichever is the earlier, and for
       that period the Section 80 amount shall be
       GBP 1,927,110

S.12   That, subject to the passing of the Resolution            Non-Voting    No vote
       numbered 11, the Directors be authorized to
       allot securities for cash in accordance with
       the power conferred on the Directors by (i)
       Article 7.2 of the Company's Articles of Association
       and to sell treasury shares for cash, for a
       period expiring at the end of the next AGM
       of the Company after the date on which this
       resolution is passed or on 11 MAY 2010, whichever
       is the earlier, and for that period the Section
       89 amount is GBP 1,927,110




--------------------------------------------------------------------------------------------------------------------------
 DAIMLER AG, STUTTGART                                                                       Agenda Number:  701829547
--------------------------------------------------------------------------------------------------------------------------
        Security:  D1668R123
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  DE0007100000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report as well
       as the report by the Board of Managing Directors
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 556,464,360.60 as follows: payment
       of a dividend of EUR 0.60 per no-par share
       ex-dividend and payable date:09 APR 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2009 FY and               Mgmt          For                            For
       the 2009 interim reports: KPMG AG, Berlin

6.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of the Company's share capital through
       the Stock Exchange at prices not deviating
       more than 5% from the market price of the shares
       or by way of a public repurchase offer at prices
       not deviating more than 10% from the market
       price of the shares, on or before 08 OCT 2010,
       the Company shall be authorized to use the
       shares in connection with Mergers and Acquisitions,
       to offer the shares to Executive Members of
       the Company or its affiliates within the scope
       of the Stock Option Plan adopted by the general
       meeting on 19 APR 2000, to use the shares as
       employee shares for employees of the Company
       or its affiliates or in so far as option or
       conversion rights are exercised, and to retire
       the shares, in these cases, share holders subscription
       rights shall be excluded

7.     Approval of the use of derivatives [call and              Mgmt          For                            For
       put options] for the purpose of acquiring own
       shares as per item 6

8.1.   Election to the Supervisory Board: Mr. Gerard             Mgmt          For                            For
       Kleisterlee

8.2.   Election to the Supervisory Board: Mr. Manfred            Mgmt          Against                        Against
       Schneider

8.3.   Election to the Supervisory Board: Mr. Lloyd              Mgmt          For                            For
       G Trotter

8.4.   Election to the Supervisory Board: Mr. Bernhard           Mgmt          For                            For
       Walter

8.5.   Election to the Supervisory Board: Mr. Lynton             Mgmt          For                            For
       R Wilson

9.     Approval of the control and Profit Transfer               Mgmt          For                            For
       Agreement with the Company's wholly owned subsidiary
       Evobus GMBH, effective retroactively from 01
       JAN of the FY in which the resolution is entered
       into the commercial register, with duration
       of at least 5 years

10.    Amendment to Section 16(1) of the Art of Association      Mgmt          For                            For
       in accordance with the implementation of the
       Shareholders Rights Act [ARUG], in respect
       of the right of attendance and voting at shareholders
       meetings being contingent upon shareholders
       being registered in the Company's share register
       and registering with the Company by the fourth
       day before the meeting not counting the day
       of the assembly, the amendment shall only be
       entered in the commercial register if and when
       the ARUG comes into effect

11.    Creation of a new authorized capital the existing         Mgmt          For                            For
       authorized capital I and II shall be revoked,
       the Board of Managing Directors shall be authorized
       to increase the Company's share capital by
       up to EUR 1,000,000,000 through the issue of
       registered no-par shares against payment in
       cash or kind shareholders shall be granted
       subscription rights except for residual amounts,
       Mergers and Acquisitions, the satisfaction
       of option and conversion rights, a capital
       increase against payment in cash for up to
       10% of the Company's share capital if the shares
       are sold at a price not materially below the
       market price of the shares, the Board of Managing
       Directors shall limit the exclusion of shareholders
       subscription rights to 20% of the Company's
       share capital. correspondence amendment to
       Section 3(2) of the Art of Association

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 DAITO TRUST CONSTRUCTION CO.,LTD.                                                           Agenda Number:  701982426
--------------------------------------------------------------------------------------------------------------------------
        Security:  J11151107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3486800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Modification of resolution of Proposal 7 (Issuance        Mgmt          For                            For
       of stock acquisition rights to persons other
       than shareholders with particularly favorable
       conditions) at the 30th Ordinary General Meeting
       of Shareholders




--------------------------------------------------------------------------------------------------------------------------
 DAIWA HOUSE INDUSTRY CO.,LTD.                                                               Agenda Number:  701996033
--------------------------------------------------------------------------------------------------------------------------
        Security:  J11508124
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3505000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAIWA SECURITIES GROUP INC.                                                                 Agenda Number:  701977437
--------------------------------------------------------------------------------------------------------------------------
        Security:  J11718111
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2009
          Ticker:
            ISIN:  JP3502200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 DANISCO A/S                                                                                 Agenda Number:  701672936
--------------------------------------------------------------------------------------------------------------------------
        Security:  K21514128
    Meeting Type:  AGM
    Meeting Date:  20-Aug-2008
          Ticker:
            ISIN:  DK0010207497
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the Board of Directors' report on the             Mgmt          For                            For
       Company for the YE

2.     Receive and approve the annual report for 01              Mgmt          For                            For
       MAY 2007-30 APR 2008

3.     Approve to pay a dividend of DKK 7.50 per share           Mgmt          For                            For
       of DKK 20 of the profit available for distribution
       according to the annual report; the remainder
       will be transferred to the Company's reserves

4.     Re-elect Messrs. Jorgen Tandrup, Hakan Bjorklund          Mgmt          For                            For
       and Kirsten Drejer as the Members of the Board
       of Directors, who retire in accordance with
       Article 17.2 of the Articles of Association

5.     Re-appoint the Company's current Auditor Deloitte         Mgmt          Against                        Against
       Statsautoriseret Revisionsaktieselskab

6.a    Authorize the Board of Directors to close the             Mgmt          For                            For
       sale of Danisco Sugar A/S and approve that
       the sale of Danisco Sugar A/S not be completed-that
       the Board continues to work towards an independent
       stock exchange listing of Danisco Sugar A/S
       or other alternatives

6.b    Approve to reduce the Company's share capital             Mgmt          For                            For
       of a nominal value of DKK 978,829,900 by a
       nominal value of DKK 24,964,000 to a nominal
       value of DKK 953,865,900 through the cancellation
       of 1,248,200 treasury shares of a nominal value
       of 24,964,000, which have been bought by the
       Company between 03 Jul 2007 and 14 DEC 2007
       at an average price of DKK 400.58 per share
       of DKK 20, which means that through the reduction
       an amount of DKK 500,006,898 is paid to the
       shareholders; the capital reduction is conditional
       upon on claims being filed before the expiry
       of the period within which claims must be lodged,
       cf. Section 46 of the Danish Public Companies
       Act, constituting an obstacle to effecting
       the capital reduction before 20 AUG 2009, and
       authorize the Board to effect and register
       the capital reduction and to amend Article
       4.1 of the Articles of the Association in compliance
       with the capital reduction resolution

6.c.i  Amend the Article 4.3 of the Articles of Association      Mgmt          Against                        Against
       as specified

6.cii  Amend the Article 4.4 of the Articles of Association      Mgmt          Against                        Against
       as specified

6ciii  Amend the Article 4.7 of the Articles of Association      Mgmt          For                            For
       as specified

6.civ  Amend the Article 10.1 of the Articles of Association     Mgmt          For                            For
       as specified

6.c.v  Amend the Article 21.1 of the Articles of Association     Mgmt          For                            For
       as specified

6.cvi  Amend the Article 26 of the Articles of Association       Mgmt          For                            For
       as specified

6.d    Approve to remain unchange the emoluments paid            Mgmt          For                            For
       to the Directors at DKK 300,000 with a premium
       of 150% and 50% to the Chairman and the Deputy
       Chairman, respectively

6.e    Authorize the Board of Directors, in accordance           Mgmt          For                            For
       with Section 48 of the Danish Companies Act,
       in the period up to next year's AGM, to allow
       the Company to purchase treasury shares up
       to an amount of 10% of the share capital at
       the market price prevailing at the time of
       purchase with a deviation of up to 10%

6.f    Adopt a share option programme of up to 600,000           Mgmt          For                            For
       share options with an exercise price based
       on the average share price of 5 consecutive
       trading days prior to the AGM [13 AUG 2008
       to 19 AUG 2008-both days included] excluding
       any dividend adopted at the AGM, and subsequently
       with a premium of 10%, the share options may
       be exercised between 01 SEP 2011 and 01 SEP
       2014, with the first options being granted
       on 01 SEP 2008 at the earliest, the share options
       will be granted to the Executive Board and
       Senior Managers, a total of some 200 persons

6.g    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: approve that the Danisco will ensure
       that workers at Grindstedvaerket who have suffered
       injury because of mercury or other substances,
       which the management of the Company knew or
       ought to have known to be hazardous to the
       employees, will receive damages irrespective
       of any time limitation

7.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DANSKE BANK AS                                                                              Agenda Number:  701811045
--------------------------------------------------------------------------------------------------------------------------
        Security:  K22272114
    Meeting Type:  AGM
    Meeting Date:  04-Mar-2009
          Ticker:
            ISIN:  DK0010274414
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.     Approve the allocation of profits or cover of             Mgmt          For                            For
       losses as stated in the adopted annual report

B.1    Amend the election period of the Directors elected        Mgmt          For                            For
       by the shareholders in general meeting [see
       Article 15.2 of the Articles of Association]
       to 1 year, as specified

B.2    Re-elect, if Resolution B.1 is adopted, Messrs.           Mgmt          For                            For
       Alf Duch-Pedersen, Eivind Kolding, Partner
       of the firm A.P. Meller, Henning Christophersen,
       Partner at Kreab Brussels,Peter Hojland, Mats
       Jansson, CEO of SAS AB, Niels Chr. Nielsen,
       Professor of economics Majken Schultz, Professor
       of organization Sten Scheibye, Claus Vastrup,
       Professor of economics Birgit Aagaard-Svendsen,
       Executive Vice President and CEO of J. Lauritzen
       A/S as the Members

B.3    Approve, if Resolution B.1 is not adopted, that           Mgmt          For                            For
       Messrs. Eivind Kolding, Peter Hojland, Niels
       Chr. Nielsen, Majken Schultz will retire from
       the Board of Directors in accordance with Article
       15 of the Articles of Association; re-elect
       Messrs. Eivind Kolding, Peter Hojland, Niels
       Chr. Nielsen and Majken Schultz as the Directors

B.4    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve that the Banks Board of Directors must
       resign immediately under reference to Article
       2 of the Articles of Association; what the
       Bank has agreed to in respect of the bank package
       has nothing to do with conducting banking business,
       and the Board of Directors has therefore failed
       to comply with the Articles of Association

C.     Re-appoint Grant Thornton, Statsautoriseret               Mgmt          For                            For
       Revisionsaktieselskab and KPMG Statsautoriseret
       Revisionspartnerselskab as the External Auditors

D.     Authorize the Board of Directors, until the               Mgmt          For                            For
       next AGM, to allow Danske Bank to acquire its
       own shares by way of ownership or pledge up
       to an aggregate nominal value of 10% of the
       Banks share capital in accordance with Section
       48 of the Danish Companies Act; if shares are
       acquired in ownership, the purchase price may
       not deviate by more than 10% from the price
       quoted at the time of acquisition

E.     Approve the specified general guidelines for              Mgmt          For                            For
       incentive pay to the Board of Directors and
       the Executive Board

F.     Authorize the Board of Directors to allow the             Mgmt          For                            For
       Bank, until 31 DEC 2009, to obtain a loan in
       the form of hybrid core capital up to a total
       amount equal to 35% of Danske Banks core capital,
       including hybrid core capital, under the Danish
       Act on State-Funded Capital Injections into
       Credit Institutions; such a loan will be a
       subordinated bullet loan with no maturity date
       as specified in the Danish Financial Business
       Act and may be obtained by issuing bonds or
       other instruments of debt entitling the lender
       to interest at a rate which depends in full
       or in part on the dividend payable on the Banks
       shares; the loan will not confer any right
       on the Banks shareholders in respect of pro
       rata subscription

G      Amend the Article 7.2 of the Banks Articles               Mgmt          For                            For
       of Association as specified and approve to
       insert a new Article 7.3 in the Banks Articles
       of Association as specified

H.1    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Amend the Article 1 of the Articles of Association
       as specified

H.2    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Amend the Article 15 of the Articles of Association
       as specified

H.3    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Amend the Article 18 of the Articles of Association
       as specified

       PLEASE NOTE THAT RESOLUTIONS TO AMEND THE BANK'S          Non-Voting    No vote
       ARTICLES OF ASSOCIATION [ITEMS B),G) AND H)]
       WILL BE PASSED ONLY IF THE AMENDMENTS ARE ADOPTED
       BY NOT LESS THAN TWO-THIRDS OF THE VOTES CAST
       AND BY NOT LESS THAN TWO-THIRDS OF THE SHARE
       CAPITAL REPRESENTED AT THE GENERAL MEETING
       AND ENTITLED TO VOTE. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN CUT-OFF DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DANSKE BANK AS, COPENHAGEN                                                                  Agenda Number:  701938613
--------------------------------------------------------------------------------------------------------------------------
        Security:  K22272114
    Meeting Type:  EGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  DK0010274414
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

a.     Amend Article 6[1] of the Articles of Association         Mgmt          For                            For
       as specified

b.     Approve that the specified new provision be               Mgmt          For                            For
       included in Article 6 of the Articles of Association
       as a new Sub-Article IV




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD, SINGAPORE                                                           Agenda Number:  701851330
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20246107
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Directors' report and             Mgmt          For                            For
       audited accounts for the YE 31 DEC 2008 and
       the Auditors' report thereon

2.     Declare a one-tier tax exempt final dividend              Mgmt          For                            For
       of 14 cents per ordinary share, for the YE
       31 DEC 2008

3.A    Approve to sanction the amount of SGD 1,475,281           Mgmt          For                            For
       proposed as Director's fees for 2008

3.B    Approve to sanction the amount of SGD 2,000,000           Mgmt          For                            For
       proposed as special remuneration for Mr. Koh
       Boon Hwee for 2008

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

5.A    Re-elect Mr. Koh Boon Hwee as a Director, who             Mgmt          For                            For
       are retiring under Article 95 of the Company's
       Articles of Association

5.B    Re-elect Mr. Christopher Cheng Wai Chee as a              Mgmt          For                            For
       Director, who are retiring under Article 95
       of the Company's Articles of Association

6.A    Re-elect Mr. Richard Daniel Stanley, as a Director,       Mgmt          For                            For
       who are retiring under Article 101 of the Company's
       Articles Association

6.B    Re-elect Ms. Euleen Goh Yiu Kiang, as a Director,         Mgmt          For                            For
       who are retiring under Article 101 of the Company's
       Articles Association

6.C    Re-elect Dr. Bart Joseph Broadman, as a Director,         Mgmt          For                            For
       who are retiring under Article 101 of the Company's
       Articles Association

7.     Re-appoint Mr. Andrew Robert Fowell Buxton as             Mgmt          For                            For
       a Director pursuant to Section 153[6] of the
       Companies Act, Chapter 50, to hold office from
       the date of this AGM until the next AGM the
       Company

8.A    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to a] allot and issue from time to time such
       number of ordinary shares in the capital of
       the Company [DBSH ordinary shares] as may be
       required to be issued pursuant to the exercise
       of options under the DBSH share option plan;
       and b] offer and grant awards in accordance
       with the provisions of the DBSH share plan
       and to allot and issue from time to time such
       number of DBSH ordinary shares as may be required
       to be issued pursuant to the vesting of awards
       under the DBSH share plan, provided always
       that the aggregate number of new DBSH ordinary
       shares to be issued pursuant to the exercise
       of options granted under the DBSH share option
       plan and the vesting of awards granted or to
       be granted under the DBSH share plan shall
       not exceed 7.5% of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company from time to time

8.B    Authorize the Directors of the Company to a]              Mgmt          For                            For
       [i] issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or [ii] make or grant offers,
       agreements or options [collectively, "Instruments"]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [b] [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this Resolution was
       in force, provided that [1] the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with paragraph [2] below], of
       which the aggregate number of shares to be
       issued other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of instruments made or granted
       pursuant to this resolution] does not exceed
       10% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with paragraph
       [2] below]; [2] [subject to such manner of
       calculation and adjustments as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [SGX-ST]] for the purpose of determining
       the aggregate number of shares that may be
       issued under paragraph [1] above, the percentage
       of issued shares shall be based on the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this resolution is passed, after adjusting
       for [i] new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       resolution is passed; and [ii] any subsequent
       bonus issue, consolidation or subdivision of
       shares; [3] in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the listing manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; [Authority expires at
       the earlier of the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required by Law to be
       held]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD, SINGAPORE                                                           Agenda Number:  701859576
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20246107
    Meeting Type:  EGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors for the purposes of               Mgmt          For                            For
       Sections 76C and 76E of the Companies Act,
       Chapter 50 [the Companies Act], to purchase
       or otherwise acquire issued ordinary shares
       in the capital of DBSH [ordinary shares] not
       exceeding in aggregate the maximum percentage
       [as specified], at such price or prices as
       may be determined by the Directors from time
       to time up to the maximum price [as specified],
       whether by way of: [i] market purchase[s] on
       the Singapore Exchange Securities Trading Limited
       [SGX-ST] transacted through the Central Limit
       Order Book trading system and/or any other
       securities exchange on which the ordinary shares
       may for the time being be listed and quoted
       [Other Exchange]; and/or [ii] off-market purchase[s]
       [if effected otherwise than on the SGX-ST or,
       as the case may be, other exchange] in accordance
       with any equal access scheme[s] as may be determined
       or formulated by the Directors as they consider
       fit, which scheme[s] shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       or, as the case may be, other exchange as may
       for the time being be applicable, [the share
       purchase mandate]; [Authority expires the earlier
       of the date on which the next AGM of DBSH is
       held and the date by which the next AGM of
       DBSH is required by law to be held]; and to
       complete and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider expedient or
       necessary to give effect to the transactions
       contemplated and/or authorized by this resolution

2.     Approve, pursuant to Rule 14.1 of the rules               Mgmt          For                            For
       of the DBSH Share Plan [the Plan] and further
       to the ordinary resolution passed by the Company
       in general meeting on 21 APR 2003, the extension
       of the duration of the Plan for a further period
       of 10 years from 18 SEP 2009 up to 17 SEP 2019;
       and amend the Rule 8.1 of the Plan as specified

S.3    Amend the Articles of Association                         Mgmt          For                            For

4.     Authorize the Directors of the Company, contingent        Mgmt          For                            For
       upon the passing of Resolution 3, pursuant
       to Section 161 of the Companies Act, to allot
       and issue from time to time such number of
       new ordinary shares, new NRPS [as specified]
       and new RPS [as specified] in the Company as
       may be required to be allotted and issued pursuant
       to the DBSH Scrip Dividend Scheme [as specified]




--------------------------------------------------------------------------------------------------------------------------
 DELHAIZE GROUP SA                                                                           Agenda Number:  701879744
--------------------------------------------------------------------------------------------------------------------------
        Security:  B33432129
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  BE0003562700
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to confirm the mandate of Mr. Jack L.             Mgmt          No Action
       Stahl as a Director, who was appointed as a
       Director by the Board of Directors on 01 AUG
       2008 to fill the un-expired term of the mandate
       of Dr. William L. Roper who resigned as a Director
       as of 31 JUL 2008, until the end of the OGM
       that will be requested to approve the annual
       accounts relating to the FY 2009

2.     Authorize the Board of Directors to acquire               Mgmt          No Action
       up to 10% of the outstanding shares of the
       Company at a minimum unit price of one EUR
       1 and at a maximum unit price not higher than
       20% above the highest closing stock market
       price of the Company's shares on Euronext Brussels
       during the 20 trading days preceding such acquisition,
       [Authority is granted for a period of 2 years
       as from the date of the EGM o29 APR 2009],
       and extends to the acquisition of shares of
       the Company by its direct subsidiaries, as
       such subsidiaries are defined by legal provisions
       on the acquisition of shares of the parent
       Company by its subsidiaries

3.     Approve to delete Article 6 of the Articles               Mgmt          No Action
       of Association of the Company, which contains
       share capital history, and to revise accordingly
       the numbering of the other provisions of the
       Articles of Association and the cross-references
       included therein

4.     Authorize the Board of Directors, with the power          Mgmt          No Action
       to subdelegate, to implement the decisions
       taken by the EGM, to co-ordinate the text of
       the Articles of Association as a result of
       the above mentioned amendments, and to carry
       out all necessary or useful formalities to
       that effect




--------------------------------------------------------------------------------------------------------------------------
 DENSO CORPORATION                                                                           Agenda Number:  702000263
--------------------------------------------------------------------------------------------------------------------------
        Security:  J12075107
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3551500006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For
       and Stock Option Plan

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 DENTSU INC.                                                                                 Agenda Number:  701996259
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1207N108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3551520004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations,
       Adopt Restriction to the Rights for Odd-Lot
       Shares, Allow Use of Treasury Shares for Odd-Lot
       Purchases, Reduce Board Size to 15, Adopt an
       Executive Officer System

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Amend the Compensation to be received by Directors        Mgmt          For                            For
       and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BANK AG, FRANKFURT AM MAIN                                                         Agenda Number:  701874148
--------------------------------------------------------------------------------------------------------------------------
        Security:  D18190898
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  DE0005140008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS USUAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the established Annual Financial          Non-Voting    No vote
       Statements and Management Report (including
       the comments on disclosure pursuant to paragraph
       289 (4) German Commercial Code) for the 2008
       financial year, the approved Consolidated Financial
       Statements and Management Report (including
       the comments on disclosure pursuant to paragraph
       315 (4) German Commercial Code) for the 2008
       financial year as well as the Report of the
       Supervisory Board

2.     Appropriation of distributable profit                     Mgmt          For                            For

3.     Ratification of the acts of management of the             Mgmt          Abstain                        Against
       Management Board for the 2008 financial year

4.     Ratification of the acts of management of the             Mgmt          Abstain                        Against
       Supervisory Board for the 2008 financial year

5.     Election of the auditor for the 2009 financial            Mgmt          For                            For
       year, interim accounts

6.     Authorization to acquire own shares for trading           Mgmt          For                            For
       purposes (paragraph 71 (1) No. 7 Stock Corporation
       Act)

7.     Authorization to acquire own shares pursuant              Mgmt          For                            For
       to paragraph 71 (1) No. 8 Stock Corporation
       Act as well as for their use with the possible
       exclusion of pre-emptive rights

8.     Amendment to the Articles of Association relating         Mgmt          For                            For
       to the registration period for the General
       Meeting

9.     Amendment to paragraph 19 (2) sentence 3 of               Mgmt          For                            For
       the Articles of Association to accord with
       the rules of the Act on the Implementation
       of the Shareholder Rights Directive

10.    Creation of new authorized capital (with the              Mgmt          For                            For
       possibility of excluding pre-emptive rights,
       also in accordance with paragraph 186 (3) sentence
       4 Stock Corporation Act) and amendment to the
       Articles of Association

11.    Creation of new authorized capital for capital            Mgmt          Against                        Against
       increases in cash or in kind (with the possibility
       of excluding pre-emptive rights) and amendment
       to the Articles of Association

12.    Creation of new authorized capital (with the              Mgmt          For                            For
       possibility of excluding pre-emptive rights
       for broken amounts as well as in favour of
       holders of option and convertible rights) and
       amendment to the Articles of Association

13.    Authorization to issue participatory notes with           Mgmt          For                            For
       warrants and/ or convertible participatory
       notes, bonds with warrants and convertible
       bonds (with the possibility of excluding pre-emptive
       rights), creation of conditional capital and
       amendment to the Articles of Association

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BOERSE AG, FRANKFURT AM MAIN                                                       Agenda Number:  701886319
--------------------------------------------------------------------------------------------------------------------------
        Security:  D1882G119
    Meeting Type:  AGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  DE0005810055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements, the group annual report, and the
       reports pursuant to Sections 289[4] and 315[4]
       of the German Commercial Code

2.     Resolution on the appropriation Of the distribution       Mgmt          For                            For
       Profit of EUR 500,000,000 as follows: payment
       of a dividend of EUR 2.10 per no-par share
       EUR 109,811,753.30 shall be allocated to the
       other revenue reserves ex-dividend date: 21
       MAY 2009 payable date: 22 MAY 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.1    Elections to the Supervisory Board: Mr. Richard           Mgmt          For                            For
       Berliand

5.2    Elections to the Supervisory Board: Dr. Joachim           Mgmt          For                            For
       Faber

5.3    Elections to the Supervisory Board: Dr. Manfred           Mgmt          For                            For
       Gentz

5.4    Elections to the Supervisory Board: Mr. Richard           Mgmt          For                            For
       M. Hayden

5.5    Elections to the Supervisory Board: Mr. Craig             Mgmt          For                            For
       Heimark

5.6    Elections to the Supervisory Board: Dr. Konrad            Mgmt          For                            For
       Hummler

5.7    Elections to the Supervisory Board: Mr. David             Mgmt          For                            For
       Krell

5.8    Elections to the Supervisory Board: Mr. Hermann-Josef     Mgmt          For                            For
       Lamberti

5.9    Elections to the Supervisory Board: Mr. Friedrich         Mgmt          For                            For
       Merz

5.10   Elections to the Supervisory Board: Mr. Thomas            Mgmt          For                            For
       Neisse

5.11   Elections to the Supervisory Board: Mr. Gerhard           Mgmt          For                            For
       Roggemann

5.12   Elections to the Supervisory Board: Dr. Erhard            Mgmt          For                            For
       Schipporeit

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       31 OCT 2010, the Company shall also be authorized
       to use put and call options for the acquisition
       of own shares of up to 5% of the Company's
       share capital, at a price neither more than
       10 above, nor more than 20% below the market
       price of the shares, the Board of Managing
       Director's shall be authorized use the shares
       for all legally permissible purposes, especially,
       to use the shares for mergers and acquisitions,
       to offer the shares to employees, executives
       and retired employees of the Company and its
       affiliates, to use the shares within the scope
       of the Company's stock option plan, to dispose
       of the shares in a manner other than the stock
       exchange or an offer to all shareholders if
       the shares are sold at a price not materially
       below their market price, and to retire the
       shares

7.     Amendments to the Articles of Association in              Mgmt          For                            For
       accordance with the implementation of the Shareholders
       Rights Act (ARUG), as follows: Section 15(2)
       of the Article of Association in respect of
       the convocation of t he shareholders meeting
       being published in the electronic federal gazette
       at least 30 days prior to the meeting, the
       publishing date of the convocation not being
       included in the 30 day period Section 16(1)
       of the Article of Association in respect of
       shareholders being entitled to participate
       and vote at the shareholders meeting if they
       are entered in the Company's share register
       and register with the Company by the sixth
       day prior to the meeting, Section 16 of the
       Article of Association in respect of its heading
       being reworded as follows: attendance, voting
       rights Section 16(3) of the Article of Association
       in respect of proxy-voting instructions being
       issued in writing, unless a less stringent
       form is stipulated by Law, Section 17 of the
       Article of Association in respect of its heading
       being reworded as follows: Chairman, broadcast
       of the AGM Section 17(4) of the Article of
       Association in respect of the Board of Managing
       Director's being authorized to allow the audiovisual
       transmission of the shareholders meeting

8.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       KPMG AG, Berlin

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE LUFTHANSA AG, KOELN                                                                Agenda Number:  701854704
--------------------------------------------------------------------------------------------------------------------------
        Security:  D1908N106
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  DE0008232125
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note that shareholders must be registered          Non-Voting    No vote
       in beneficial owner name to be eligible to
       vote at this meeting. Please note that you
       must check on ProxyEdge for your specific sub
       custodian deadline. Votes received after this
       specific deadline can not be processed. Broadridge
       will disclose the beneficial owner information
       for voted accounts and blocking may apply.
       Please contact your client service representative
       for further details.

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the audited financial statements,         Non-Voting    No vote
       the approved consolidated financial statements,
       the management report for the Company and the
       Group for the 2008 financial year as well as
       the report of the Supervisory Board

2.     Appropriation of the distributable profit for             Mgmt          For                            For
       the 2008 financial year

3.     Approval of Executive Board's acts for the 2008           Mgmt          For                            For
       financial year

4.     Approval of Supervisory Board's acts for the              Mgmt          For                            For
       2008 financial year

5.     Authorisation to purchase own shares                      Mgmt          For                            For

6.     Creation of new Authorised Capital B for employee         Mgmt          For                            For
       shares and a corresponding amendment to the
       Articles of Association

7.     Amendment to the Articles of Association to               Mgmt          For                            For
       abolish concessionary flights for Supervisory
       Board members

8.     Appointment of auditors for the annual financial          Mgmt          For                            For
       statements in the 2009 financial year




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE POST AG, BONN                                                                      Agenda Number:  701843460
--------------------------------------------------------------------------------------------------------------------------
        Security:  D19225107
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  DE0005552004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report as well
       as the report by the Board of Managing Directors
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 1,093,186,345.76 as follows:
       payment of a dividend of EUR 0.60 per no-par
       share EUR 367,776,821.36 shall be carried forward
       ex-dividend and payable date: 22 APR 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2009 FY, the              Mgmt          For                            For
       abbreviation 2009 FY and the interim report:
       PricewaterhouseCoopers AG, Dusseldorf

6.     Authorization to acquire own shares, the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital through the
       stock exchange, at a price not deviating more
       than 10%. from the market price of the shares,
       or by way of a public repurchase offer to all
       shareholders, at a price not deviating more
       than 15% from the market price of the shares,
       on or before 30 SEP 2010, the existing authorization
       to acquire own shares shall be revoked when
       the above authorization comes into effect,
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than through the stock exchange or by way of
       a public offer to all shareholders, to retire
       the shares and to exclude shareholders' subscription
       rights in connection with mergers and acquisitions,
       for up to 10%. of the Company's share capital
       in order to dispose of the shares against payment
       in cash if the price at which the shares are
       sold is not materially below the market price
       of the shares, for the satisfaction of conversion
       and/or option rights, and in order to use the
       shares as remuneration for executive Members
       of the Company or its affiliates

7.     Approval of the use of derivatives [call and              Mgmt          For                            For
       put options] for the purpose of acquiring own
       shares as per item 6

8.     Resolution on the creation of new authorized              Mgmt          For                            For
       capital, and the correspondence amendment to
       the Articles of association, the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the Company's
       share capital by up to EUR 240,000,000, through
       the issue of up to 240,000,000 new registered
       no-par shares against payment in cash or kind,
       on or before 20 APR 2014, shareholders shall
       be granted subscription rights except for residual
       amounts and a capital increase of up to 10%
       of the Company's share capital if the new shares
       are issued at a price not materially below
       their market price, the existing authorization
       to increase the Company's share capital shall
       be revoked when the authorized capital 2009
       comes into effect, Section 5(2) of the Articles
       of Association shall be amended accordingly,
       the Supervisory Board shall be authorized to
       amend the Articles of Association in accordance
       with the implementation of the aforementioned
       authorization

9.a    Elections to the Supervisory Board Mr. Ulrich             Mgmt          Against                        Against
       Schroeder

9.B    Elections to the Supervisory Board Mr.Henning             Mgmt          Against                        Against
       Kagermann

9.C    Elections to the Supervisory Board Mr.Stefan              Mgmt          Against                        Against
       Schulte

10.    Amendments to the Articles of Association a)              Mgmt          For                            For
       Section 19(1), in respect of sentence 3 and
       4 being deleted without replacement b) Section
       19(2), in respect of proxy-voting instructions
       being issued in writing, via a re-ply sheet
       issued by the Company or on the website named
       in the invitation RE, the use of electronic
       means of communication or a written statement
       for the issue of proxy-voting instructions
       c) Section 18(1), in respect of the shareholders'
       meetings being held at the Company's seat,
       at the seat of a German Stock Exchange or in
       a town with more than 200,000 inhabitants




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE POSTBANK AG                                                                        Agenda Number:  701840488
--------------------------------------------------------------------------------------------------------------------------
        Security:  D1922R109
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  DE0008001009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the adopted annual financial              Non-Voting    No vote
       statements and the approved consolidated financial
       statements of the Management reports for the
       Company and the Group [including the notes
       on the disclosures in accordance with Sections
       289(4) and 315(4) of the German Commercial
       Code [Handelsgesetzbuch   HGB]]

2.     Resolution on the formal approval of the actions          Mgmt          For                            For
       of the Management Board

3.     Resolution on the formal approval of the actions          Mgmt          For                            For
       of the Supervisory Board

4.     Appointment of auditors for the 2009 FY the               Mgmt          For                            For
       abbreviation 2009 FY and for the interim report:
       PricewaterhouseCoopers AG, Dusseldorf

5.a    Elections to the Supervisory Board: Tessen von            Mgmt          For                            For
       Heydebreck

5.B    Elections to the Supervisory Board: Wilfried              Mgmt          For                            For
       Boysen

5.c    Elections to the Supervisory Board: Henry Cordes          Mgmt          For                            For

5.D    Elections to the Supervisory Board: Peter Hoch            Mgmt          For                            For

5.e    Elections to the Supervisory Board: Werner Steinmueller   Mgmt          For                            For

5.f    Elections to the Supervisory Board: Ralf Krueger          Mgmt          For                            For

6.     Resolution on the authorization to purchase               Mgmt          For                            For
       own shares in accordance with Section 71(1)
       Number 7 of the AktG

7.     Resolution on the authorization to purchase               Mgmt          For                            For
       and utilize own shares in accordance with Section
       71(1) Number 8 of the AktG

8.     Resolution on the creation of a new Authorized            Mgmt          For                            For
       Capital and amendment to the Articles of Association

9.a    Decision on an authorization I to issue convertible       Mgmt          For                            For
       bonds, bonds with warrants, enjoy rights and
       / or participating bonds (or combinations of
       these instruments)

9.B    Decision about the creation of conditional capital        Mgmt          For                            For
       I

10.a   Resolution II, on an authorization to issue               Mgmt          For                            For
       convertible bonds, bonds with warrants, enjoy
       rights and / or participating bonds (or combinations
       of these instruments)

10.B   Decision about the creation of conditional capital        Mgmt          For                            For
       II

11.    Amendment the Articles of Association                     Mgmt          For                            For

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE TELEKOM AG                                                                         Agenda Number:  701854831
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2035M136
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  DE0005557508
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report as well
       as the report by the Board of Managing Directors
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          Abstain                        Against
       profit of EUR 5,297,162,661.31 as follows:
       payment of a dividend of EUR 0.78 per no-par
       share EUR 1,911,426,720.19 shall be carried
       forward ex-dividend and payable date: may 01
       MAY 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Postponement of the ratification of the Acts              Mgmt          For                            For
       of Klaus Zumwinkel, former Member of the Supervisory
       Board, during the 2008 FY.

5.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board the Acts of the Members of the Supervisory
       Board during the 2008 FY shall be ratified
       with the exception of Acts by Klaus Zumwinkel

6.     Appointment of Auditors a) for the 2009 FY PricewaterhouseCoopersMgmt          For                            For
       AG, Frankfurt and Ernst & Young AG, Stuttgart
       b) for the abbreviation 2009 FY and the review
       of the interim report: PricewaterhouseCoopers
       AG, Frankfurt and Ernst & Young AG, Stuttgart

7.     Authorization to acquire own shares the Board             Mgmt          For                            For
       of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to acquire shares of the Company of up to 10%
       of the Company's share capital through the
       Stock Exchange at prices not deviating more
       than 5% from the market price of the shares
       or by way of a public repurchase offer to all
       shareholders at prices not deviating more than
       10% from the market price of the shares, on
       or before 29 OCT 2010, the shares may also
       be acquired by third parties or the Company's
       affiliates, the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to dispose of the shares
       by way of an offer to all shareholders and
       to exclude shareholders subscription rights
       to dispose of the shares through the Stock
       Exchange, float the shares on Foreign Stock
       Exchanges at prices not more than 5% below
       the market price of the shares, use the shares
       in connection with mergers and acquisitions
       and as employee shares for employees of the
       Company and its affiliates, sell the shares
       to third parties against payment in cash at
       a price not materially below the market price
       of the shares, satisfy conv. and/or option
       rights, for residual amounts, and to retire
       the shares

8.     Election of Joerg Asmussen to the Supervisory             Mgmt          Against                        Against
       Board

9.     Election of Ulrich Schroeder to the Supervisory           Mgmt          For                            For
       Board

10.    Approval of the control and Profit Transfer               Mgmt          For                            For
       Agreement with the Company's subsidiary Interactive
       Media CCSP GMBH, effective retroactively from
       01 JAN 2009 for at least 5 years

11.    Resolution on the revocation of the authorized            Mgmt          For                            For
       capital 2004 and the creation of the authorized
       capital 2009/I against payment in kind, and
       the correspondence amendment to the Art of
       Association a) The authorized capital 2004
       shall be revoked when the new authorized capital
       comes into effect b) The Board of MDs shall
       be authorized, with the consent of the Supervisory
       Board, to increase the Company's share capital
       by up to EUR 2,176,000,000 through the issue
       of up to 850,000,000 registered no-par shares
       against payment in kind, on or before April
       29, 2014. The Board of Managing Directors shall
       be authorized, with the consent of the Supervisory
       Board, to exclude shareholders subscription
       right s in connection with mergers and acquisitions
       (authorized capital 2009/I) c) Section 5(2)
       of the Art. of Association shall be amended
       accordingly

12.    Resolution on the revocation of the authorized            Mgmt          For                            For
       capital 2006 and the creation of the authorized
       capital 2009/II against payment in cash and/or
       kind, and the correspondent amendment to the
       Art of Association a) The authorized capital
       2006 shall be revoked when the new authorized
       capital comes into effect b) The Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the Company's
       share capital by up to EUR 38,400,000 through
       the issue of up to 15,000,000 registered no-par
       shares against payment in cash and/or kind,
       on or before April 29, 2014, Shareholders,
       subscription rights shall be excluded, the
       new shares shall only be issued to employees
       of the Company and its affiliates, c) Section
       5(3) of the Art of Association shall be amended
       accordingly

13.    Amendment to Section 15(2) of the Art of Association,     Mgmt          For                            For
       in respect of the Board of Managing Directors
       being authorized to permit the audiovisual
       transmission of the shareholders meeting

14.    Amendment to Section 16(1) and 2) of the Art              Mgmt          For                            For
       of Association

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 DEXIA S A                                                                                   Agenda Number:  701912126
--------------------------------------------------------------------------------------------------------------------------
        Security:  B3357R218
    Meeting Type:  MIX
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  BE0003796134
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

O.I    Receive Directors and Auditors Reports, consolidated      Non-Voting    No vote
       financial statements and statutory reports

OII.1  Approve the financial statements                          Mgmt          No Action

OII.2  Approve the allocation of income                          Mgmt          No Action

OII.3  Grant discharge to the Directors                          Mgmt          No Action

OII.4  Grant discharge to the Auditors                           Mgmt          No Action

OII.5  Elect Mr. JeanLuc Dehaene as a Director                   Mgmt          No Action

OII.6  Elect Mr. Pierre Mariani as a Director                    Mgmt          No Action

OII.7  Elect Mr. Bruno Bezard as a Director                      Mgmt          No Action

OII.8  Elect Mr. Koen Van Loo as a Director                      Mgmt          No Action

OII.9  Elect Mr. Alain Quinet as a Director                      Mgmt          No Action

OII10  Re-elect Mr. Francis Vermeiren as a Director              Mgmt          No Action

OII11  Re-elect Mr. Bernard Lux as a Director                    Mgmt          No Action

OII12  Approve to indicate Messrs. JeanLuc Dehaene,              Mgmt          No Action
       Gilles Benoist, Denis Kessler, Catherine Kopp,
       Andre LevyLang, and Brian Unwin as the Independent
       Board Members

E.I    Grant authority to the issuance of Equity by              Mgmt          No Action
       renewal of the authorized capital

E.II   Grant authority to repurchase the Issued Shares           Mgmt          No Action

E.III  Approve the reduction in Share Ownership Threshold        Mgmt          No Action
       to 1%

E.IV   Grant authority to the implementation of approved         Mgmt          No Action
       resolutions and filing of required documents/formalities
       at Trade Registry




--------------------------------------------------------------------------------------------------------------------------
 DEXIA SA, BRUXELLES                                                                         Agenda Number:  701985903
--------------------------------------------------------------------------------------------------------------------------
        Security:  B3357R218
    Meeting Type:  EGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  BE0003796134
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the special Board report                          Non-Voting    No vote

2.     Receive the special Auditor report                        Non-Voting    No vote

3.1.A  Approve the issuance of Warrants for the Belgian          Mgmt          No Action
       and French States

3.1.B  Approve the possibility to issue Profit Certificates      Mgmt          No Action
       A instead of shares for the Belgian and French
       States

3.1.C  Approve the issuance of shares by contribution            Mgmt          No Action
       in kind regarding conversion of Warrants under
       Item 3.1.A

3.1.D  Approve the issuance of shares by contribution            Mgmt          No Action
       in kind regarding conversion of Profit Certificates
       under Item 3.1.B

3.1.E  Grant authority for the implementation of approved        Mgmt          No Action
       resolutions regarding issuance of warrants

3.1.F  Grant authority for the implementation of approved        Mgmt          No Action
       resolutions regarding issuance of Profit Certificates
       A

3.2    Grant authority for the implementation of approved        Mgmt          No Action
       resolutions and filing of required documents/formalities
       at Trade registry




--------------------------------------------------------------------------------------------------------------------------
 DEXUS PROPERTY GROUP                                                                        Agenda Number:  701720232
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3190P100
    Meeting Type:  AGM
    Meeting Date:  29-Oct-2008
          Ticker:
            ISIN:  AU000000DXS1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To present the Directors' report, financial               Non-Voting    No vote
       statements and independent auditor's report
       for the FYE 30 JUN 2008

1.     Elect Ms. Elizabeth Alexander AM as a Director            Mgmt          For                            For
       of Dexus Funds Managing Limited

2.     Elect Mr. Barry Brownjohn as a Director of Dexus          Mgmt          For                            For
       Funds Managing Limited

3.     Elect Mr. Charles B. Leitner as a Director of             Mgmt          For                            For
       Dexus Funds Managing Limited

4.     Elect Mr. Brian Scullin as a Director of Dexus            Mgmt          For                            For
       Funds Managing Limited

5.     Approve to increase in remuneration pool for              Mgmt          For                            For
       the Non-Executive Directors of Dexus Funds
       Management Limited and its holding Company
       Dexus Holding Private Limited as specified

6.     Adopt the remuneration report for the FYE 30              Mgmt          For                            For
       JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 DEXUS PROPERTY GROUP                                                                        Agenda Number:  701796875
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3190P100
    Meeting Type:  OGM
    Meeting Date:  06-Feb-2009
          Ticker:
            ISIN:  AU000000DXS1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.1 and 7.4, the issue of 391,705,664 stapled
       securities, each comprising a unit in each
       of Dexus Diversified Trust, Dexus Industrial
       Trust, Dexus Office Trust and Dexus Operations
       Trust, [Stapled Security] to creation institutional
       and sophisticated investors at AUD 0.77 per
       Stapled Security issued on 09 DEC 2008 as specified

S.2    Authorize, for the purposes of ASX Listing Rule           Mgmt          For                            For
       7.1, ASIC class 05/26 and for all other purposes,
       the Dexus Property Group and the Directors
       of the Dexus Funds Management Limited, as responsible
       entity for the Dexus Diversified Trust, Dexus
       Industrial Trust, Dexus Office Trust and Dexus
       Operations Trust [Trusts], to issue stapled
       securities, each comprising a unit in each
       of the Trusts, [Stapled Securities] to an underwriter
       of persons procured by an underwriter within
       a period of 24 months from the date of this
       meeting in connection with any issue of Stapled
       Securities under the Dexus property Group distribution
       reinvestment plan

S.3    Amend the constitutions of each of Dexus Diversified      Mgmt          For                            For
       Trust, Dexus Industrial Trust, Dexus Office
       Trust and Dexus Operations Trust [Trusts] in
       accordance with the provisions of the supplemental
       deed polls as specified; and authorize the
       Dexus Funds Management Limited, as responsible
       entity for each of the Trusts, to execute a
       supplemental deed poll for each of the Trusts,
       in the same form as the supplemental deed poll
       annexed, and lodge them with ASIC to give effect
       to the amendments to the Constitutions of the
       Trusts




--------------------------------------------------------------------------------------------------------------------------
 DIAGEO PLC                                                                                  Agenda Number:  701707791
--------------------------------------------------------------------------------------------------------------------------
        Security:  G42089113
    Meeting Type:  AGM
    Meeting Date:  15-Oct-2008
          Ticker:
            ISIN:  GB0002374006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports and accounts of 2008                  Mgmt          For                            For

2.     Approve the Directors' remuneration report of             Mgmt          For                            For
       2008

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Dr. Franz B. Humer as a Director, who            Mgmt          For                            For
       retires by rotation

5.     Re-elect Ms. Maria Lilja as a Director, who               Mgmt          For                            For
       retires by rotation

6.     Re-elect Mr. W S Shanahan as Director, who retires        Mgmt          For                            For
       by rotation

7.     Re-elect Mr. H T Stitzer as a Director, who               Mgmt          For                            For
       retires by rotation

8.     Elect Mr. Philip G Scott as a Director                    Mgmt          For                            For

9.     Re-appoint the Auditors and approve the remuneration      Mgmt          For                            For
       of the Auditors

10.    Grant authority to allot relevant securities              Mgmt          For                            For

S.11   Approve the dis-application of pre-emption rights         Mgmt          For                            For

S.12   Grant authority to purchase own ordinary shares           Mgmt          For                            For

13.    Grant authority to make political donations               Mgmt          For                            For
       and/or incur political expenditure

14.    Adopt the Diageo Plc 2008 Performance Share               Mgmt          For                            For
       Plan

15.    Adopt the Diageo Plc 2008 Senior Executive Share          Mgmt          For                            For
       Option Plan

16.    Grant authority to establish international share          Mgmt          For                            For
       plans

S.17   Amend the Articles of Association                         Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 DIC CORPORATION                                                                             Agenda Number:  701997706
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1280G103
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3493400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 DNB NOR ASA, OSLO                                                                           Agenda Number:  701873906
--------------------------------------------------------------------------------------------------------------------------
        Security:  R1812S105
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  NO0010031479
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Approve the remuneration rates for Members of             Mgmt          For                            For
       the Supervisory Board, Control Committee and
       Election Committee as specified

2.     Approve Statutory Auditor's remuneration for              Mgmt          For                            For
       2008 of NOK 575,000 for DnB NOR ASA

3.     Approve the 2008 annual report and accounts,              Mgmt          For                            For
       as well as the proposal for the coverage of
       the loss for the year, including no dividend
       distribution to shareholders for 2008

4.1    Re-elect Mr. Anne Cathrine Frostrup, Honefoss             Mgmt          For                            For
       as a Member to the Supervisory Board until
       the AGM in 2011

4.2    Re-elect Ms. Elisabeth Graedsen, Lillehammer              Mgmt          For                            For
       as a Member to the Supervisory Board until
       the AGM in 2011

4.3    Elect Mr. Leif O. Hoegh, London [former deputy]           Mgmt          For                            For
       as a Member to the Supervisory Board until
       the AGM in 2011

4.4    Re-elect Mr. Knut Hartvig Johansson, Snaroya              Mgmt          For                            For
       as a Member to the Supervisory Board until
       the AGM in 2011

4.5    Elect Mr. Alf Kirkesaether, Hammerfest as a               Mgmt          For                            For
       Member to the Supervisory Board until the AGM
       in 2011

4.6    Re-elect Mr. Thomas Leire, Kristiansand as a              Mgmt          For                            For
       Member to the Supervisory Board until the AGM
       in 2011

4.7    Elect Mr. Amund Skarholt, Oslo as a Member to             Mgmt          For                            For
       the Supervisory Board until the AGM in 2011

4.8    Re-elect Mr. Merethe Smith, Oslo as a Member              Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.9    Re-elect Mr. Birger Solberg, Oslo as a Member             Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.10   Re-elect Mr. Gine Wang, Stavanger as a Member             Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.11   Re-elect Mr. Lisbeth Berg-Hansen, Bindalseidet            Mgmt          For                            For
       as a Deputy to the Supervisory Board until
       the AGM in 2011

4.12   Re-elect Mr. Erik Buchmann, Oslo as a Deputy              Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.13   Re-elect Mr. Turid Dankertsen, Oslo as a Deputy           Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.14   Re-elect Mr. Rolf Domstein, Maloy as a Deputy             Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.15   Re-elect Mr. Harriet Hagan, Alta as a Deputy              Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.16   Re-elect Mr. Bente Hagem, As as a Deputy to               Mgmt          For                            For
       the Supervisory Board until the AGM in 2011

4.17   Re-elect Mr. Rolf Hodne, Stavanger as a Deputy            Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.18   Re-elect Mr. Liv Johansson, Oslo as a Deputy              Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.19   Re-elect Mr. Herman Mehren, Nevlunghavn as a              Mgmt          For                            For
       Deputy to the Supervisory Board until the AGM
       in 2011

4.20   Re-elect Mr. Gry Nilsen, Drammen as a Deputy              Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.21   Re-elect Mr. Einar Nistad, Radal as a Deputy              Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.22   Re-elect Mr. Asbjorn Olsen, Skedsmo as a Deputy           Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.23   Re-elect Mr. Oddbjorn Paulsen, Bodo as a Deputy           Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.24   Re-elect Mr. Anne Bjorg Thoen, Oslo as a Deputy           Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

4.25   Re-elect Mr. Lars Wenaas, Mandalen as a Deputy            Mgmt          For                            For
       to the Supervisory Board until the AGM in 2011

5.1    Re-elect Mr. Frode Hassel, Trondheim [Chairman]           Mgmt          For                            For
       as a Member to the Control Committee, as well
       as the Committee Chairman and Vice-Chairman,
       with a term of Office until the AGM in 2011

5.2    Re-elect Mr. Thorstein Overland, Oslo as a Member         Mgmt          For                            For
       to the Control Committee, as well as the Committee
       Chairman and Vice-Chairman, with a term of
       Office until the AGM in 2011

5.3    Elect Mr. Karl Olav Hovden, Kolbotn as a Member           Mgmt          For                            For
       to the Control Committee, as well as the Committee
       Chairman and Vice-Chairman, with a term of
       Office until the AGM in 2011

5.4    Re-elect Mr. Svein N. Eriksen, Oslo as a Member           Mgmt          For                            For
       to the Control Committee, as well as the Committee
       Chairman and Vice-Chairman, with a term of
       Office until the AGM in 2011

5.5    Re-elect Mr. Svein Brustad, Oslo as a Deputy              Mgmt          For                            For
       to the Control Committee, with a term of Office
       until the AGM in 2011

5.6    Re-elect Mr. Merethe Smith as a Deputy to the             Mgmt          For                            For
       Control Committee, with a term of Office until
       the AGM in 2011

6.     Approve the binding guidelines for shares, subscription   Mgmt          For                            For
       rights, options etc. for the coming accounting
       year




--------------------------------------------------------------------------------------------------------------------------
 DSG INTL PLC                                                                                Agenda Number:  701675261
--------------------------------------------------------------------------------------------------------------------------
        Security:  G28473109
    Meeting Type:  AGM
    Meeting Date:  03-Sep-2008
          Ticker:
            ISIN:  GB0000472455
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report financial statements        Mgmt          For                            For
       and the Auditors' report

2.     Approve a final dividend of 3.43 pence per ordinary       Mgmt          For                            For
       share

3.     Re-appoint Mr. Andrew Lynch as a Director                 Mgmt          For                            For

4.     Re-appoint Mr. John Whybrow as a Director                 Mgmt          For                            For

5.     Re-appoint Mr. John Browett as a Director                 Mgmt          For                            For

6.     Re-appoint Mr. Nicholas Cadbury as a Director             Mgmt          For                            For

7.     Re-appoint Deloitte and Touche LLP as the Auditors        Mgmt          For                            For

8.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

9.     Approve the remuneration report                           Mgmt          For                            For

10.    Authorise the Company and its Subsidiaries to             Mgmt          For                            For
       make eu political donations to political parties
       and/or independent election candidates, to
       political organisations other than political
       parties and incureu political expenditure up
       to GBP 25,000

S.11   Grant authority for the issue of equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP  14,770,352

S.12   Authorize the Directors to issue equity or equity-linked  Mgmt          For                            For
       securities without pre-emptive rights up to
       ggregate nominal amount of GBP 2,215,553

13.    Authorize the Company to purchase 177,000,000             Mgmt          For                            For
       ordinary shares for market purchase

14.    Amend the Articles of Association                         Mgmt          Against                        Against

15.    Approve the DSG International Plc Performance             Mgmt          For                            For
       Share Plan 2008

16.    Adopt the Executive Share Option Plan                     Mgmt          For                            For

17.    Adopt the Sharesave Plan                                  Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AMOUNTS. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DSG INTL PLC                                                                                Agenda Number:  701936568
--------------------------------------------------------------------------------------------------------------------------
        Security:  G28473109
    Meeting Type:  EGM
    Meeting Date:  18-May-2009
          Ticker:
            ISIN:  GB0000472455
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Grant authority for an increase in the authorized         Mgmt          For                            For
       share capital of the Company

2.     Authorize the Directors of the Company to allot           Mgmt          For                            For
       certain securities

S.3    Authorize the Directors', subject to certain              Mgmt          For                            For
       conditions, to allot certain equity securities
       as if Section 89[1] of the Companies Act 1985
       did not apply to such allotment

4.     Approve the terms of placing certain securities           Mgmt          For                            For

5.     Approve the related party transaction[s]                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 E.ON AKTIENGESELLSCHAFT EON, DUESSELDORF                                                    Agenda Number:  701852914
--------------------------------------------------------------------------------------------------------------------------
        Security:  D24914133
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  DE000ENAG999
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       re-port pursuant to sect ions 289[4] and 315[4]
       of the German Commercial Code

2.     Resolution on the appropriation of the distribute         Mgmt          For                            For
       profit of EUR 2,856,795,549 as follows: payment
       of a dividend of EUR 1.50 per no-par share
       ex-dividend and payable date: 05 MAY 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Election of Mr. Jens P. Heyerdahl D.Y. to the             Mgmt          For                            For
       Supervisory Board

6.A    Election of the auditor for the 2009 financial            Mgmt          For                            For
       year as well as for the inspection of financial
       statements: PricewaterhouseCoopers Aktiengesellschaft
       Wirtschaftspruefungsgesellschaft, Duesseldorf,
       is appointed as the auditor for the annual
       as well as the consolidated financial statements
       for the 2009 financial year.

6.B    Election of the auditor for the 2009 financial            Mgmt          For                            For
       year as well as for the inspection of financial
       statements: in addition, PricewaterhouseCoopers
       Aktiengesellschaft Wirtschaftspruefungsgesellschaft,
       Duesseldorf, is appointed as the auditor for
       the inspection of the abbreviated financial
       statements and the interim management report
       for the first half of the 2009 financial year.

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares

8.     Resolution on the creation of authorized capital          Mgmt          For                            For
       and the corresponding amendment to the Articles
       of Association

9.A    Resolution on the authorization to issue convertible      Mgmt          For                            For
       and/or warrant bonds , profit-sharing rights
       and/or participating bonds, the creation of
       contingent capital, and the corresponding amendment
       to the Articles of Association a) authorization
       I: the Board of Managing Directors shall be
       authorized, with the con sent of the Supervisory
       Board, to issue bonds or profit-sharing rights
       of up to EUR 5,000,000,000, conferring convertible
       and/or option rights for shares of the Company,
       on or before 05 MAY 2014 shareholders shall
       be granted subscription except, for residual
       amounts, for the granting of such rights to
       other bondholders, and for the issue of bonds
       conferring convertible and/or option rights
       for shares of the company of up to 10% of the
       share capital if such bonds are issued at a
       price not materially below their theoretical
       market value shareholders' subscription rights
       shall also be excluded for the issue o f profit-sharing
       rights and/or participating bonds without convertible
       or option rights with debenture like features,
       the Company's share capital shall be increased
       accordingly by up to EUR 175,000,000 through
       the issue of up to 175,000,000 new registered
       shares, insofar as convertible and/or option
       rights are exercised [contingent capital 2009
       I]

9.B    Resolution on the authorization to issue convertible      Mgmt          For                            For
       and/or warrant bonds , profit-sharing rights
       and/or participating bonds, the creation of
       contingent capital, and the corresponding amendment
       to the Articles of Association b) authorization
       ii: the board of Managing Directors shall be
       authorized, with the consent of the Supervisory
       Board, to issue bonds or profit-sharing rights
       of up to EUR 5,000,000,000, conferring convertible
       and/or option rights for shares of the company,
       on or before 05 May 2014, shareholders shall
       be granted subscription except, for residual
       amounts, for the granting of such rights to
       other bondholders, and for the issue of bonds
       conferring convertible and/or option rights
       for shares of the company of up to 10 pct.
       of the share capital if such bonds are issued
       at a price not materially below their theoretical
       market value, shareholders' subscription rights
       shall also be excluded for the issue o f profit-sharing
       rights and/or participating bonds without convertible
       or option rights with debenture-like features,
       the Company's share capital shall be increased
       accordingly by up to EUR 175,000,000 through
       the issue of up to 175,000,000 new registered
       shares, insofar as convertible and/or option
       rights are exercised [contingent capital 2009
       II]

10.    Adjustment of the object of the Company and               Mgmt          For                            For
       the corresponding amendment to the Articles
       of Association

11.A   Amendments to the Articles of Association in              Mgmt          For                            For
       accordance with the implementation of the shareholders'
       rights act [ARUG] a) amendment to section 19[2]2
       of the Articles of Association in respect of
       the Board of Directors being authorized to
       allow the audiovisual transmission of the shareholders'
       meeting

11.B   Amendments to the Articles of Association in              Mgmt          For                            For
       accordance with the implementation of the shareholders'
       rights act [ARUG] b) amendment to section 20[1]
       of the Articles of Association in respect of
       proxy-voting instructions being issued in written
       or electronically in a manner defined by the
       Company

11.C   Amendments to the Articles of Association in              Mgmt          For                            For
       accordance with the implementation of the shareholders'
       rights act [ARUG] c) amendment to section 18[2]
       of the Articles of Association in respect of
       shareholders being entitled to participate
       and vote at the shareholders' meeting if they
       register with the Company by the sixth day
       prior to the meeting

12.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary,
       E.ON Einundzwanzigste Verwaltungs GMBH, effective
       until at least 31 DEC 2013

13.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary,
       E.On Zweiundzwanzigste Verwaltungs Gmbh, effective
       until at least 31 DEC 2013

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 EAST ASIATIC CO LTD                                                                         Agenda Number:  701837102
--------------------------------------------------------------------------------------------------------------------------
        Security:  K30674129
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  DK0010006329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.     Receive the Supervisory Board's report on the             Mgmt          For                            For
       Company's activities in the past year

B.     Receive the audited annual report and grant               Mgmt          Abstain                        Against
       discharge to the Supervisory Board and the
       Executive Board from their obligations for
       the year

C.     Approve a distribution of a dividend of DKK               Mgmt          For                            For
       5.00 per share of DKK 70.00

D.     Re-elect Messrs. Henning Kruse Petersen, Mats             Mgmt          For                            For
       Lonnquist, Torsten Erik Rasmussen, Connie Astrup-Larsen
       and Preben Sunke as the Members of the Supervisory
       Board, who retires every year pursuant to the
       Articles of Association by the shareholders
       at the general meeting

E.     Elect KPMG Statsautoriseret Revisionspartnerselskab,      Mgmt          For                            For
       as the Auditors

F.     Authorize the Supervisory Board to permit the             Mgmt          For                            For
       Company to acquire treasury shares until the
       next AGM up to a combined nominal value totaling
       of 10% of the Company's share capital; the
       purchase price may not deviate by more than
       10% from the price listed on Nasdaq OMX Copenhagen
       at the time of acquisition

G.1    Approve the reduction of the Company's share              Mgmt          For                            For
       capital from DKK 985,874,015 by the amount
       of DKK 25,840,500 so that the Company's share
       capital will amount to DKK 960,033,515; the
       amount by which the share capital is reduced
       corresponds to the nominal value of the Company's
       portfolio of treasury share after appropriation
       of treasury shares of a nominal value of DKK
       23,380,000 to cover the Company's share option
       programme; and amend Article 3.1 in the Articles
       of Association as specified

G.2    Authorize the Supervisory Board, to increase              Mgmt          For                            For
       the Company's share capital by one or more
       issues representing a maximum aggregate amount
       of DKK 400 million is reduced to a maximum
       aggregate amount of DKK 100 million and that
       the period is extended until 25 MAR 2014; [Authority
       expires on 03 APR 2013]; and, in continuation
       thereof, amend Article 3.3 in the Articles
       of Association as specified

G.3    Amend the Article 4.7 of the Articles of Association      Mgmt          For                            For
       as specified

G.4    Authorize the Chairman presiding over the AGM             Mgmt          For                            For
       to make such amendments as may be required
       for registration of the changes to the Articles
       of Association with the Danish Commerce and
       Companies Agency




--------------------------------------------------------------------------------------------------------------------------
 EAST JAPAN RAILWAY COMPANY                                                                  Agenda Number:  701985078
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1257M109
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3783600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Proposal for appropriation of retained earnings           Mgmt          For                            For

2.     Partial amendment to the Articles of Incorporation:       Mgmt          For                            For
       Approve Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

3.1    Election of Director                                      Mgmt          For                            For

3.2    Election of Director                                      Mgmt          For                            For

3.3    Election of Director                                      Mgmt          For                            For

4.1    Election of Corporate Auditor                             Mgmt          For                            For

4.2    Election of Corporate Auditor                             Mgmt          For                            For

5.     Payment of bonuses to Directors and Corporate             Mgmt          For                            For
       Auditors

6.     Shareholders' Proposals: Partial amendment to             Shr           For                            Against
       the Articles of Incorporation (1) Expansion
       of authority of the General Meeting of Shareholders
       by the Articles of Incorporation

7.     Shareholders' Proposals: Establishment of a               Shr           For                            Against
       Special Committee for Compliance Surveillance

8.     Shareholders' Proposals: Partial amendment to             Shr           For                            Against
       the Articles of Incorporation (2) Disclosure
       of individual Director's remunerations to shareholders

9.     Shareholders' Proposals: Partial amendment to             Shr           For                            Against
       the Articles of Incorporation (3) Requirement
       for appointment of outside Directors

10.    Shareholders' Proposals: Partial amendment to             Shr           Against                        For
       the Articles of Incorporation (4) Deletion
       of Article 26 (Principal Executive Advisers
       and Advisers, etc.) of the current Articles
       of Incorporation and addition of new Article
       26 (Special Committee)

11.1   Shareholders' Proposals: Dismissal of Director            Shr           Against                        For

11.2   Shareholders' Proposals: Dismissal of Director            Shr           Against                        For

11.3   Shareholders' Proposals: Dismissal of Director            Shr           Against                        For

11.4   Shareholders' Proposals: Dismissal of Director            Shr           Against                        For

11.5   Shareholders' Proposals: Dismissal of Director            Shr           Against                        For

11.6   Shareholders' Proposals: Dismissal of Director            Shr           Against                        For

11.7   Shareholders' Proposals: Dismissal of Director            Shr           Against                        For

11.8   Shareholders' Proposals: Dismissal of Director            Shr           Against                        For

12.1   Shareholders' Proposals: Election of Director             Shr           Against                        For

12.2   Shareholders' Proposals: Election of Director             Shr           Against                        For

12.3   Shareholders' Proposals: Election of Director             Shr           Against                        For

12.4   Shareholders' Proposals: Election of Director             Shr           Against                        For

12.5   Shareholders' Proposals: Election of Director             Shr           Against                        For

13.    Shareholders' Proposals: Reduction of remunerations       Shr           Against                        For
       to Directors and Corporate Auditors

14.    Shareholders' Proposals: Proposal for appropriation       Shr           Against                        For
       of retained earnings (1)

15.    Shareholders' Proposals: Proposal for appropriation       Shr           Against                        For
       of retained earnings (2)




--------------------------------------------------------------------------------------------------------------------------
 EASYJET PLC, LUTON BEDFORDSHIRE                                                             Agenda Number:  701796293
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2915P107
    Meeting Type:  AGM
    Meeting Date:  05-Feb-2009
          Ticker:
            ISIN:  GB0001641991
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual report and accounts          Mgmt          For                            For
       for the YE 30 SEP 2008

2.     Approve the Directors remuneration report contained       Mgmt          For                            For
       in the annual report and accounts

3.     Re-elect Mr. Sven Boinet as a Director                    Mgmt          For                            For

4.     Re-elect Mr. David Bennett, who retires by rotation       Mgmt          Against                        Against

5.     Re-elect Mr. Jeff Carr, who retires by rotation           Mgmt          For                            For

6.     Re-elect Professor Rigas Doganis, who retires             Mgmt          For                            For
       by rotation

7.     Re-elect Sir. Stelios Haji-Loannou, who retires           Mgmt          For                            For
       by rotation

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Auditors of the Company and authorize the Directors
       to fix their remuneration

9.     Authorize the Directors to allot shares                   Mgmt          For                            For

S.10   Approve to disapply statutory pre-emption rights          Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EDISON SPA, MILANO                                                                          Agenda Number:  701827404
--------------------------------------------------------------------------------------------------------------------------
        Security:  T3552V114
    Meeting Type:  OGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  IT0003152417
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       01 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Appoint the Director                                      Mgmt          No Action

2.     Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       any adjournment thereof and allocation of profits




--------------------------------------------------------------------------------------------------------------------------
 EDP-ENERGIAS DE PORTUGAL SA, LISBOA                                                         Agenda Number:  701846531
--------------------------------------------------------------------------------------------------------------------------
        Security:  X67925119
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  PTEDP0AM0009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Ratify the deliberations made on the Supervisory          Mgmt          No Action
       Board meeting on 05 MAR 2009

2.     Approve the individual and consolidated account           Mgmt          No Action
       reporting document for the 2008 FY, including
       the sole Management report, the individual
       and consolidated accounts, the annual report
       and the opinion of the General and Supervisory
       Board and the sole legal certification of the
       accounts

3.     Approve the proposal for the allocation of profits        Mgmt          No Action

4.     Approve the general appraisal of the Management           Mgmt          No Action
       and the Supervision of the Company

5.     Elect the Members of the Governing Bodies for             Mgmt          No Action
       2009/2011

6.     Authorize the Executive Board of Directors for            Mgmt          No Action
       the acquisition and sale of own shares by EDP
       and subsidiaries of EDP

7.     Authorize the Executive Board of Directors for            Mgmt          No Action
       the acquisition and sale of own bonds by EDP
       and subsidiaries of EDP

8.     Approve the general appraisal of the remuneration         Mgmt          No Action
       policy of the Governing Bodies




--------------------------------------------------------------------------------------------------------------------------
 EFG EUROBANK ERGASIAS S A                                                                   Agenda Number:  701790304
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1898P101
    Meeting Type:  EGM
    Meeting Date:  12-Jan-2009
          Ticker:
            ISIN:  GRS323013003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE AN A REPETITIVE
       MEETING ON 23 JAN 2009. ALSO, YOUR VOTING INSTRUCTIONS
       WILL NOT BE CARRIED OVER TO THE SECOND CALL.
       ALL VOTES RECEIVED ON THIS MEETING WILL BE
       DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THE REPETITIVE MEETING. PLEASE BE ALSO ADVISED
       THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
       QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve to increase the share capital of the              Mgmt          No Action
       Bank in accordance with Law 3723/2008, with
       the issue of redeemable preference shares without
       voting rights, to the Greek state foregoing
       pre-emption rights for existing shareholders,
       and amend the Article 5 and 6 of the Articles
       of Association

2.     Approve the treasury shares special scheme,               Mgmt          No Action
       in accordance with Article 16 of the Company
       Law 2190/1920




--------------------------------------------------------------------------------------------------------------------------
 EFG EUROBANK ERGASIAS SA                                                                    Agenda Number:  701980294
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1898P101
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  GRS323013003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE AN A REPETITIVE
       MEETING ON 30 JUN 2009. ALSO, YOUR VOTING INSTRUCTIONS
       WILL NOT BE CARRIED OVER TO THE SECOND CALL.
       ALL VOTES RECEIVED ON THIS MEETING WILL BE
       DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THE REPETITIVE MEETING. PLEASE BE ALSO ADVISED
       THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
       QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statements for the YE               Mgmt          No Action
       31 DEC 2008; the Directors' and the Auditor's
       reports, the distribution of profits

2.     Approve the distribution of dividend in the               Mgmt          No Action
       form of shares with a corresponding capital
       increase by capitalization of 2008 profits;
       amend Article 5 of the Articles of Association;
       authorize the Board of Directors to immediately
       sell any fractional rights that might result
       from the aforementioned distribution and credit
       shareholders with the proceeds

3.     Approve the distribution free shares to Junior-Level      Mgmt          No Action
       Employees of the Bank, not exceeding 250 shares
       per employee, to be issued by capitalization
       of taxed profits of previous FY; amend Article
       5 of the Articles of Association accordingly

4.     Grant discharge to the Board of Directors and             Mgmt          No Action
       the Auditors from all responsibility for indemnification
       in relation to the FY 2008

5.     Appoint the Auditors for the FY 2009 and determination    Mgmt          No Action
       of their fees

6.     Approve the remuneration of Directors and agreements      Mgmt          No Action
       in accordance with Articles 23A and 24 of Company
       Law 2190/1920

7.     Approve to issue of a callable convertible bond           Mgmt          No Action
       up to EUR 500 million for private placement,
       foregoing pre-emption rights to existing shareholders

8.     Amend the Article 6 of the Bank's Articles of             Mgmt          No Action
       Association to enable share capital increases
       through the issue of only 1 category of shares
       according to Article 13 Paragraph 7 of Companies
       Law 2190/1920

9.     Ratify the appointment of the Greek State's               Mgmt          No Action
       representative as an additional Member of the
       Board in accordance with L.3723/2008




--------------------------------------------------------------------------------------------------------------------------
 EFG EUROBANK ERGASIAS SA                                                                    Agenda Number:  702027310
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1898P101
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2009
          Ticker:
            ISIN:  GRS323013003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to issue of a callable convertible bond           Mgmt          No Action
       up to EUR 500 million for private placement,
       foregoing pre-emption rights to the existing
       shareholders




--------------------------------------------------------------------------------------------------------------------------
 EIFFAGE SA                                                                                  Agenda Number:  701852798
--------------------------------------------------------------------------------------------------------------------------
        Security:  F2924U106
    Meeting Type:  OGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  FR0000130452
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS A MIX MEETING THANK              Non-Voting    No vote
       YOU.

O.1    Approve the reports of the Board of Directors             Mgmt          For                            For
       and of the Auditors, and the Company's financial
       statements for the YE in 2008, as presented,
       showing an income of EUR 388,000,000.00

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       for the said FY, in the form presented to the
       meeting, showing an income [group share] of
       EUR 301,000,000.00 accordingly, and discharge
       to the Board of Directors for the performance
       of their duties during the said FY

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the distributable
       income for the FY be appropriated as: distributable
       income: EUR 387,582,020.68 plus previous retained
       earnings: EUR 2,366,444,322.65 showing a balance
       available for distribution: EUR 2,754,026,343.33
       allocated as: global dividend: EUR 108,000,000.00,
       for 90,000,000 shares withdrawal of the sum:
       EUR 2,646,026,343.33 to the retained earnings
       account total: EUR 2,754,026,343.33, the shareholders
       will receive a net dividend of EUR 1.20 per
       share, and will entitle to the 40% deduction
       provided by the French tax code, this dividend
       will be paid on 30 APR 2009, in the event that
       the Company holds some of its own shares on
       such date, the amount of the unpaid dividend
       on such shares shall be allocated to the retained
       earnings account besides, it has been decided
       that the fraction of the legal reserve exceeding
       10% of the share capital, will be appropriated
       to the ordinary reserve; as required by law,
       it is reminded that, for the last 3 FY, the
       dividends paid, were as follows: EUR 1.20 for
       FY 2007,: EUR 1.00 for FY 2006, EUR 1.50 for
       FY 2005

O.4    Approve, after hearing the special report of              Mgmt          For                            For
       the Auditors on agreements governed by Article
       L. 225-38 of the French Commercial Code, said
       report and the transactions referred to therein

O.5    Authorize the Board of Directors to trade in              Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 60.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 540,000,000.00, this authorization is given
       for an 18-month period, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 25
       JUN 2008 in its Resolution 5, the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

O.6    Approve to renew the appointment of Mrs. Beatrice         Mgmt          For                            For
       Breneol as a Director for a 3-year period

O.7    Approve to renew the appointment Mr. Bruno Flichy         Mgmt          For                            For
       as a Director for a 3-year period

O.8    Appoint Mrs. Anne Duthilleul as a Director for            Mgmt          For                            For
       a 3-year period

O.9    Appoint Mr. Demetrio Ullastres as a Director              Mgmt          For                            For
       for a 3-year period

E.10   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions, by
       canceling all or part of the shares held by
       the Company in connection with a stock repurchase
       plan, up to a limit of 10% of the share capital,
       i.e. a maximum number of 9,000,000 shares,
       over a 24 month period; [Authority expires
       after 24 month period], and to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

E.11   Authorize the Bard of Directors all powers to             Mgmt          For                            For
       grant, in one or more transactions, to beneficiaries
       chosen by it among employees and Corporate
       Officers of the Company and related Companies,
       options giving the right to purchase existing
       shares purchased by the Company, it being provided
       that the options shall not give rights to a
       total number of shares, which shall exceed
       1,000,000; [Authority expires after 38 month
       period]; and to take all necessary measures
       and accomplish all necessary formalities

E.12   Approve the bearer of an original, a copy or              Mgmt          For                            For
       extract of the minutes of this meeting to carry
       out all filings, publications and other formalities
       prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 EISAI CO.,LTD.                                                                              Agenda Number:  701965355
--------------------------------------------------------------------------------------------------------------------------
        Security:  J12852117
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3160400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to : Approve Minor Revisions               Mgmt          For                            For
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulaions

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 ELECTRIC POWER DEVELOPMENT CO.,LTD.                                                         Agenda Number:  701982325
--------------------------------------------------------------------------------------------------------------------------
        Security:  J12915104
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3551200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications, Approve Minor Revisions
       Related to Dematerialization of Shares and
       the Other Updated Laws and Regulations, Increase
       Board Size to 14

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ELECTRICITE DE FRANCE EDF                                                                   Agenda Number:  701929741
--------------------------------------------------------------------------------------------------------------------------
        Security:  F2940H113
    Meeting Type:  MIX
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  FR0010242511
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.    The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative."

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 541515 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       Report of the Board of Directors                          Non-Voting    No vote

       Report of the Statutory Auditors                          Non-Voting    No vote

O.1    Approve the annual accounts for the FYE 31 DEC            Mgmt          For                            For
       2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       31 DEC 2008

O.3    Approve the distribution of profits for the               Mgmt          For                            For
       FYE 31 DEC 2008

O.A    Approve the distribution of profits for the               Mgmt          For                            For
       FYE 31 DEC 2008 and the distribution of dividend;
       this resolution was considered by the Board
       of Directors of EDF at its meeting of 01 APR
       2009, which was not approved [proposed by the
       Supervisory Board of FCPE Actions EDF]

O.4    Approve the agreements referred to in Article             Mgmt          For                            For
       L.225-38 of the Commercial Code

O.5    Approve the attendance allowances allocated               Mgmt          For                            For
       to the Board of Directors for the 2008 FY

O.B    Approve the payment of additional attendance              Mgmt          For                            For
       allowances allocated for the Board of Directors
       for the 2008 FY, this draft resolution was
       considered by the Board of Directors of EDF
       at its meeting of 01 APR 2009, which was not
       approved [proposed by the Supervisory Board
       of FCPE Actions EDF]

O.6    Approve the attendance allowances allocated               Mgmt          For                            For
       to the Board of Directors

O.7    Authorize the Board of Directors to operate               Mgmt          Against                        Against
       on the Company's shares

E.8    Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, with maintenance
       of preferential subscription rights of shareholders

E.9    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, with cancellation of preferential
       subscription rights of shareholders

E.10   Authorize the Board of Directors to increase              Mgmt          For                            For
       the number of securities to be issued in case
       of a capital increase with or without preferential
       subscription rights

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital by incorporation of reserves,
       profits, premiums or any other amount whose
       capitalization will be accepted

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital to remunerate an exchange
       public offer initiated by the Company

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital in order to remunerate contributions
       in kind granted to the Company

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital for the benefit of the Members
       of an EDF savings plan

E.15   Authorize the Board of Director to reduce the             Mgmt          For                            For
       share capital

E.16   Grant powers for formalities                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ELECTROCOMPONENTS PLC, OXFORD                                                               Agenda Number:  701647008
--------------------------------------------------------------------------------------------------------------------------
        Security:  G29848101
    Meeting Type:  AGM
    Meeting Date:  18-Jul-2008
          Ticker:
            ISIN:  GB0003096442
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors for the YE 31 MAR
       2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2008

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For

4.     Elect Mr. Paul Hollingworth as a Director, Member         Mgmt          For                            For
       of the Audit, Nomination and Remuneration Committees

5.     Elect Mr. Rupert Soames as a Director, Member             Mgmt          For                            For
       of the Audit, Nomination and Remuneration Committees

6.     Elect Mr. Tim Barker as a Director, Chairman              Mgmt          For                            For
       of the Audit Committee, Member of the Nomination
       and Remuneration Committees

7.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company from the conclusion of this meeting
       and authorize the Directors to agree their
       remuneration

8.     Approve the Rules of the Electrocomponents Plc            Mgmt          For                            For
       Savings Related Share Option Scheme [the Scheme],
       as specified; and authorize the Directors to
       establish such further schemes for the benefit
       of employees overseas based on the Scheme subject
       to such modifications as may be necessary or
       desirable to take account of Overseas Securities
       Laws, exchange control and tax legislation
       provided that any ordinary shares of the Company
       made available under the Scheme are treated
       as counting against any limits on individual
       participation, or overall participation in
       such further Schemes

S.9    Authorize the Company to make market purchases            Mgmt          For                            For
       pursuant to [Section 163(3) of the Companies
       Act 1985] of up to 43,535,000 ordinary shares
       of 10p each in the capital of the Company,
       at a minimum price of 10p per ordinary share
       and up to [i] 105% of the average middle market
       quotations for an ordinary share taken from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days [ii] the
       higher of the price of the last independent
       trade and the highest current bid as stipulated
       by the Article 5[1] of the Commission Regulation
       [EC] 22 DEC 2003 implementing the Market Abuse
       Directive as regards exemptions for buyback
       programmes and stabilization of financial instruments
       [No.2273/2003]; [Authority expires at the conclusion
       of the next AGM of the Company]; and the Company
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.10   Adopt the New Articles of Association in substitution     Mgmt          For                            For
       for, and to the exclusion of the existing Articles
       of Association with effect from 0.01am on 01
       OCT 2008, or any later date on which Section
       175 of the UK Companies Act 2006 comes into
       effect




--------------------------------------------------------------------------------------------------------------------------
 ELECTROLUX AB, STOCKHOLM                                                                    Agenda Number:  701825107
--------------------------------------------------------------------------------------------------------------------------
        Security:  W24713120
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  SE0000103814
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 522407 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Election of Mr. Marcus Wallenberg as a Chairman           Non-Voting    No vote
       of the AGM

2.     Preparation and approval of the voting list               Non-Voting    No vote

3.     Approval of the agenda                                    Non-Voting    No vote

4.     Election of 2 minutes-checkers                            Non-Voting    No vote

5.     Determination as to whether the meeting has               Non-Voting    No vote
       been properly convened

6.     Presentation of the annual report and the audit           Non-Voting    No vote
       report as well as the consolidated accounts
       and the audit report for the Group

7.     Speech by the President, Mr. Hans Straberg                Non-Voting    No vote

8.     Presentation of the activities of the Board               Non-Voting    No vote
       of Directors and its Committees during the
       past year and the Auditor's presentation of
       the audit work during 2008

9.     Adopt the income statement and the balance sheet          Mgmt          For                            For
       as well as the consolidated income statement
       and the consolidated balance sheet

10.    Grant discharge from liability of the Directors           Mgmt          For                            For
       and the President

11.    Grant dispositions in respect of the Company's            Mgmt          For                            For
       profit pursuant to the adopted balance sheet

12.    Approve to determine the number of Directors              Mgmt          For                            For
       at 9 and without Deputy Directors, in connection
       therewith, report on the work of the Nomination
       Committee

13.    Approve the Directors' fees as follows: SEK               Mgmt          For                            For
       1,600,000 to the Chairman of the Board of Directors,
       SEK 550,000 to the Deputy Chairman of the Board
       of Directors, SEK 475,000 to each of the other
       Directors appointed by the AGM but not employed
       by Electrolux, and for Committee work, to the
       Members who are appointed by the Board of Directors:
       SEK 200,000 to the Chairman of the Audit Committee
       and SEK 85,000 to each of the Members of the
       Committee and SEK 120,000 to the Chairman of
       the Remuneration Committee and SEK 55,000 to
       each of the Members of Committee; and it be
       possible to pay part of the fees to the Directors,
       in respect of their assignment to the Board
       of Directors, in the form of so-called synthetic
       shares, on the specified principal terms and
       conditions as specified; and the Auditor's
       fee be paid on the approved account

14.    Re-elect Messrs. Marcus Wallenberg, Peggy Bruzelius,      Mgmt          For                            For
       Torben Ballegaard Sorensen, Hasse Johansson,
       John S. Lupo, Barbara Milian Thoralfsson, Johan
       Molin, Hans Straberg, and Caroline Sundewall
       as the Directors and Mr. Marcus Wallenberg
       as the Chairman of the Board of Directors

15.    Approve the nomination committee as specified             Mgmt          For                            For

16.a   Approve the remuneration guidelines for the               Mgmt          For                            For
       Electrolux Group Management as specified

16.b   Approve to implement a performance based, long-term       Mgmt          For                            For
       incentive program for 2009 on the specified
       terms

17.a   Authorize the Board for the period until the              Mgmt          Against                        Against
       next AGM, to resolve on transfer of shares
       in the Company in connection with or as a consequence
       of the Company acquisition on the specified
       terms and conditions

17.b   Approve, on account of the Company's employee             Mgmt          For                            For
       stock option programs for 2002-2003 and the
       performance share program for 2007, that the
       AGM resolve that the Company shall be entitled,
       for the period until the next AGM, to transfer
       a maximum of 3,000,000 shares of series B in
       the Company for the purpose of converting costs,
       including social security charges, that may
       arise as a result of the aforementioned programs,
       transfer shall take place on NASDAQ OMX Stockholm
       at a price within the prevailing price interval
       from time to time

18.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ELISA OYJ                                                                                   Agenda Number:  701825006
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1949T102
    Meeting Type:  AGM
    Meeting Date:  18-Mar-2009
          Ticker:
            ISIN:  FI0009007884
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 522115 DUE TO ADDITION OF RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening the meeting                                       Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to scrutinize the minutes             Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Presentation of the financial statements, the             Non-Voting    No vote
       report of the Board of Directors and the Auditor's
       report for the year 2008

7.     Adopt the financial statements                            Mgmt          For                            For

8.     Approve the actions on profit or loss, to pay             Mgmt          For                            For
       a dividend of EUR 0.60 per share

9.     Grant discharge from the liability                        Mgmt          For                            For

10.    Approve the remuneration of the Members of the            Mgmt          For                            For
       Board of Directors

11.    Approve the number of Members of the Board of             Mgmt          For                            For
       Directors

12.    Re-elect Messrs. Risto Siilasmaa, Pertti Korhonen,        Mgmt          For                            For
       Eira Palin Lehtinen and Ossi Virolainen as
       the Members of the Board and elect Mr. Ari
       Lehtoranta and Mr. Raimo Lind as the new Members
       of the Board

13.    Approve the remuneration of the Auditors                  Mgmt          Against                        Against

14.    Approve the number of Auditors                            Mgmt          For                            For

15.    Elect KPMG Oy Ab as the Auditors                          Mgmt          Against                        Against

16.    Amend the Article 2 of the Articles of Association        Mgmt          For                            For

17.    Authorize the Board to decide on distribution             Mgmt          Abstain                        Against
       of funds from unrestricted equity

18.    Authorize the Board to decide on acquiring the            Mgmt          For                            For
       Company's own shares

19.    Authorize the Board to decide to issue shares             Mgmt          Against                        Against
       and special rights entitling to shares

20.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ELPIDA MEMORY,INC.                                                                          Agenda Number:  702003512
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1354L103
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3167640006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Allow Board to
       Make Rules Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EMPIRE COMPANY LIMITED                                                                      Agenda Number:  701680349
--------------------------------------------------------------------------------------------------------------------------
        Security:  291843407
    Meeting Type:  AGM
    Meeting Date:  11-Sep-2008
          Ticker:
            ISIN:  CA2918434077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE.
       THANK YOU.

       Receive ad approve the annual report, including           Non-Voting    No vote
       the audited financial statements of the Company
       for the FYE 03 MAY 2008, together with the
       report of the Auditors thereon

       PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION       Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

A.1    Elect Mr. John L. Bragg as a Director for the             Non-Voting    No vote
       ensuring

A.2    Elect Mr. Marcel Cote as a Director for the               Non-Voting    No vote
       ensuring

A.3    Elect Mr. Christine Cross as a Director for               Non-Voting    No vote
       the ensuring

A.4    Elect Mr. Rob P. Dexter as a Director for the             Non-Voting    No vote
       ensuring

A.5    Elect Mr. David Ferguson as a Director for the            Non-Voting    No vote
       ensuring

A.6    Elect Mr. Edward C. Harsant as a Director for             Non-Voting    No vote
       the ensuring

A.7    Elect Mr. David Leslie as a Director for the              Non-Voting    No vote
       ensuring

A.8    Elect Mr. Bill McEwan as a Director for the               Non-Voting    No vote
       ensuring

A.9    Elect Mr. Malen Ng as a Director for the ensuring         Non-Voting    No vote

A.10   Elect Mr. Mel Rhinelander as a Director for               Non-Voting    No vote
       the ensuring

A.11   Elect Mr. Stephen J. Savidant as a Director               Non-Voting    No vote
       for the ensuring

A.12   Elect Mr. David F. Sobey as a Director for the            Non-Voting    No vote
       ensuring

A.13   Elect Mr. Donald R. Sobey as a Director for               Non-Voting    No vote
       the ensuring

A.14   Elect Mr. Frank C. Sobey as a Director for the            Non-Voting    No vote
       ensuring

A.15   Elect Mr. John R. Sobey as a Director for the             Non-Voting    No vote
       ensuring

A.16   Elect Mr. Karl R. Sobey as a Director for the             Non-Voting    No vote
       ensuring

A.17   Elect Mr. Paul D. Sobey as a Director for the             Non-Voting    No vote
       ensuring

A.18   Elect Mr. Rob G.C. Sobey as a Director for the            Non-Voting    No vote
       ensuring

B.     Approve the remuneration of the Directors for             Non-Voting    No vote
       the ensuing year

C.     Appoint the Auditors for the ensuing year                 Non-Voting    No vote

D.     Authorize the Directors to fix the remuneration           Non-Voting    No vote
       of the Auditors

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ENAGAS SA                                                                                   Agenda Number:  701820347
--------------------------------------------------------------------------------------------------------------------------
        Security:  E41759106
    Meeting Type:  OGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  ES0130960018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 MAR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and Management report         Mgmt          For                            For
       2008

2.     Approve the allocation of results for 2008                Mgmt          For                            For

3.     Approve the Management of the Board of Directors          Mgmt          For                            For
       for 2008

4.     Re-elect Deloitte S. L. as the Account Auditor            Mgmt          Against                        Against

5.1    Re-elect Mr. Salvador Gabarro Serra as a Sunday           Mgmt          For                            For
       Board Member

5.2    Re-elect Mr. Ramon Perez Simarro as a Board               Mgmt          For                            For
       Member

5.3    Re-elect Mr. Marti Parellada Sabata as a Board            Mgmt          For                            For
       Member

5.4    Ratify and appoint the Board Members chosen               Mgmt          Abstain                        Against
       by the Board to cover vacancies

5.5    Approve the fixation of number of the Board               Mgmt          Abstain                        Against
       Members

6.     Approve the Board Members salaries for 2009               Mgmt          For                            For

7.     Authorize the Board to issue convertible/exchangeable     Mgmt          For                            For
       fixed income securities

8.     Approve the report on elements contained in               Mgmt          Abstain                        Against
       Article 116 BIS of the Stock Market Law

9.     Approve the delegation to the Board to add,               Mgmt          For                            For
       to develop, execute, rectify and formalize
       the agreements adopted in the general meeting




--------------------------------------------------------------------------------------------------------------------------
 ENBRIDGE INC, CALGARY AB                                                                    Agenda Number:  701874439
--------------------------------------------------------------------------------------------------------------------------
        Security:  29250N105
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  CA29250N1050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS 1.1 TO 1.10 AND 2 AND 'IN FAVOR' OR
       "AGAINST" ONLY FOR RESOLUTIONS 3 AND 4. THANK
       YOU.

       Receiving the consolidated annual financial               Non-Voting    No vote
       statements and the report of the Auditors for
       the FYE 31 DEC 2008

1.1    Elect Mr. David A. Arledge as a Director for              Mgmt          For                            For
       the ensuing year

1.2    Elect Mr. James J. Blanchard as a Director for            Mgmt          For                            For
       the ensuing year

1.3    Elect Mr. J. Lorne Braithwaite as a Director              Mgmt          For                            For
       for the ensuing year

1.4    Elect Mr. Patrick D. Daniel as a Director for             Mgmt          For                            For
       the ensuing year

1.5    Elect Mr. J. Herb England as a Director for               Mgmt          For                            For
       the ensuing year

1.6    Elect Mr. David A. Leslie as a Director for               Mgmt          For                            For
       the ensuing year

1.7    Elect Mr. George K. Petty as a Director for               Mgmt          For                            For
       the ensuing year

1.8    Elect Mr. Charles E. Shultz as a Director for             Mgmt          For                            For
       the ensuing year

1.9    Elect Mr. Dan C. Tutcher as a Director for the            Mgmt          For                            For
       ensuing year

1.10   Elect Mr. Catherine L. Williams as a Director             Mgmt          For                            For
       for the ensuing year

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       and authorize the Directors to fix their remuneration

3.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve, that the Board of Directors prepare
       a report [at reasonable cost and omitting proprietary
       information] by 01 SEP 2009 on the likelihood
       and liability of product spills associated
       with the proposed Gateway pipelines, facilities
       and tankers [Gateway or the Gateway Project],
       the report should include an estimation of
       the frequency and volume of oil and condensate
       spills expected for the proposed Gateway pipelines
       and tankers, using available historical data
       and factoring in the unique technical specifications
       of the proposed infrastructure and an analysis
       of the liability that Enbridge could incur
       as a result of the estimated oil and condensate
       spill frequencies and volumes, over a reasonable
       range of locations

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve, that the Board of Directors: 1) provide
       a report to shareholders by 01 OCT 2009 [at
       reasonable cost and omitting proprietary information]
       that assesses the costs and benefits of adopting
       a policy of requiring the free, prior, and
       informed consent of impacted Aboriginal communities
       as a necessary condition for proceeding with
       the construction of Enbridge projects; 2) direct
       Management to disclose to investors, through
       the quarterly Management's discussion and analysis,
       the status of negotiations with First Nations
       along the proposed pipeline and marine transportation
       route of the Gateway Project, including reference
       to specific opposition

       Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ENCANA CORP MEDIUM TERM NTS  CDS-                                                           Agenda Number:  701862422
--------------------------------------------------------------------------------------------------------------------------
        Security:  292505104
    Meeting Type:  OGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  CA2925051047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM THANK YOU.                Non-Voting    No vote

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       '1.1' TO '1.13' AND '2'. THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       and the Auditors' report for the YE 31 DEC
       2008

1.1    Elect Mr. Ralph S. Cunningham as a Director               Mgmt          For                            For

1.2    Elect Mr. Patrick D. Daniel as a Director                 Mgmt          For                            For

1.3    Elect Mr. Ian W. Delaney as a Director                    Mgmt          For                            For

1.4    Elect Mr. Randall K. Eresman as a Director                Mgmt          For                            For

1.5    Elect Mr. Claire S. Farley as a Director                  Mgmt          For                            For

1.6    Elect Mr. Michael A. Grandin as a Director                Mgmt          For                            For

1.7    Elect Mr. Barry W. Harrison as a Director                 Mgmt          For                            For

1.8    Elect Mr. Valerie A. A. Nielsen as a Director             Mgmt          For                            For

1.9    Elect Mr. David P. O'Brien as a Director                  Mgmt          For                            For

1.10   Elect Mr. Jane L. Peverett as a Director                  Mgmt          For                            For

1.11   Elect Mr. Allan P. Sawin as a Director                    Mgmt          For                            For

1.12   Elect Mr. Wayne G. Thomson as a Director                  Mgmt          For                            For

1.13   Elect Mr. Clayton H. Woitas as a Director                 Mgmt          For                            For

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       for the ensuing year and authorize the Board
       of Directors to fix their remuneration

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ENEL ENTE NAZIONALE PER L'ENERGIA ELETTRICA SPA, ROMA                                       Agenda Number:  701867876
--------------------------------------------------------------------------------------------------------------------------
        Security:  T3679P115
    Meeting Type:  MIX
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  IT0003128367
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2009 AND THIRD CALL 29 APR 2009. CONSEQUENTLY,
       YOUR VOTING INSTRUCTIONS WILL REMAIN VALID
       FOR ALL CALLS UNLESS THE AGENDA IS AMENDED.
       PLEASE BE ALSO ADVISED THAT YOUR SHARES WILL
       BE BLOCKED UNTIL THE QUORUM IS MET OR THE MEETING
       IS CANCELLED. THANK YOU.

O.1    Approve the financial statement at 31 DEC 2008            Mgmt          No Action
       Board of Directors, the Auditors and Audit
       Firm report; any adjournment thereof; consolidated
       financial statement at 31 DEC 2008

O.2    Approve the allocation of profits and of available        Mgmt          No Action
       reserves

E.3    Authorize the Board of Directors, under the               Mgmt          No Action
       provisions of Article 2443 civil code, to resolve,
       on 1 or more occasions, to increase in share
       capital up to maximum amount of EUR 8 bilions;
       any adjournment thereof; and amend the Article
       5 of Corporate By Laws

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF THIRD CALL. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ENI S P A                                                                                   Agenda Number:  701872372
--------------------------------------------------------------------------------------------------------------------------
        Security:  T3643A145
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  IT0003132476
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the balance sheet as of 31 DEC 2008               Mgmt          No Action
       of ENI SPA, consolidated balance sheet as of
       31 DEC 2008, Directors, Board of Auditors and
       auditing Company's reporting

2.     Approve the profits of allocation                         Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ENTERPRISE INNS                                                                             Agenda Number:  701787408
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3070Z153
    Meeting Type:  AGM
    Meeting Date:  22-Jan-2009
          Ticker:
            ISIN:  GB00B1L8B624
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and the audited             Mgmt          For                            For
       accounts for the YE 30 SEP 2008 and the Auditors'
       report on the accounts

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 30 SEP 2008

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-appoint Mr. H. V. Reid as a Director                   Mgmt          For                            For

5.     Re-appoint Mr. D. O. Maloney as a Director                Mgmt          For                            For

6.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          Against                        Against

7.     Authorize the Directors to determine the Auditors'        Mgmt          Against                        Against
       remuneration

8.     Approve to allot relevant securities                      Mgmt          For                            For

S.9    Approve to disapply statutory pre-emption rights          Mgmt          For                            For

S.10   Authorize the Company to make market purchases            Mgmt          For                            For
       of its own shares

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ERAMET SA, PARIS                                                                            Agenda Number:  701927874
--------------------------------------------------------------------------------------------------------------------------
        Security:  F3145H130
    Meeting Type:  MIX
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  FR0000131757
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 555616 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Approve, having considered the reports of the             Mgmt          For                            For
       Board of Directors and the Auditors, the Company's
       financial statements for the YE 31 DEC 2008,
       as presented

O.2    Approve, having heard the reports of the Board            Mgmt          For                            For
       of Directors and the Auditors, the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve, after hearing the special report of              Mgmt          For                            For
       the Auditors on agreements governed by Article
       L.225-38 et sequence, of the French Commercial
       Code, the said report and the agreements referred
       to there in

O.4    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 148,158,539.81 prior retained
       earnings: EUR 471,251,378.41 [including EUR
       1,863,215.96 corresponding to the voted but
       un-paid dividend of the shares self held by
       Eramet on the date of the dividend payment
       carried out in 2008] legal reserve: 94,521.04
       distributable income: EUR 619,315,397.18 global
       dividend: EUR 137,629,962.75, retained earnings:
       EUR 481,685,434.43 the shareholders will receive
       a net dividend of EUR 5.25 per share, this
       dividend will be paid on 25 MAY, 2009, as required
       by Law, it is reminded that, for the last 3
       FY, the dividends paid, were as follows: EUR
       2.10 for FY 2005 ,EUR 2.90 for FY 2006 ,EUR
       6.00 for FY 2007

O.5    Approve to renew the appointment of Mr. Harold            Mgmt          Against                        Against
       Martin as a Director for period of 4 years

O.6    Approve to renew the appointment of Mr. Jean-Herve        Mgmt          For                            For
       Lorenzi as a Director for period of 4 years

O.7    Approve to renew for a 6-year period, the appointment     Mgmt          For                            For
       of the firm of Ernst and Young Audit, represented
       by Mr. Aymeric de Lamorandiere, as a statutory
       Auditor and the Company Auditex as a Deputy
       Auditor

O.8    Approve to renew for a 6-year period, the appointment     Mgmt          For                            For
       of the firm of Deloitte Et Associes represented
       by Mr. Alain Penanguer, as a statutory Auditor
       and the Company B.E.A.S. as a Deputy Auditor

O.9    Authorize the Board of Directors to trade, including      Mgmt          Against                        Against
       during a period of a public offering, and by
       all means, in the Company's shares on the stock
       market, subject to the conditions described
       below: maximum purchase price: EUR 500.00,
       maximum number of shares to be acquired: 10%
       of the share capital, maximum funds invested
       in the share buybacks: EUR 1,310,869,000.00,
       and to take all necessary measures and accomplish
       all necessary formalities

E.10   Authorize the Board of Directors, under the               Mgmt          For                            For
       suspensive condition of the adoption of Resolution
       9, to reduce the share capital, on 1 or more
       occasions and at its sole discretion, by canceling
       all or part of the shares held by the Company
       in connection with a stock repurchase plan,
       up to a maximum of 10% of the share capital,
       [Authority expires at the end of 26 month period];
       this delegation of powers supersedes any and
       all earlier delegations to the same effect,
       and take all necessary measures and accomplish
       all necessary formalities

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       on 1 or more occasions and at its sole discretion,
       in France or abroad, the share capital up to
       a maximum nominal amount of EUR 24,000,000.00,
       by issuance, with the shareholders' preferred
       subscription rights maintained, of shares,
       various securities and equity warrants, to
       take all necessary measures and accomplish
       all necessary formalities, the shareholders'
       meeting delegates to the board of directors
       all powers to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to raise
       the legal reserve to one tenth of the new capital
       after each increase, this delegation of powers
       supersedes any and all earlier delegations
       to the same effect, this delegation is given
       for the period in accordance with the legal
       requirements

E.12   Authorize in order to increase the share capital,         Mgmt          For                            For
       in 1 or more occasions, by a maximum nominal
       amount of EUR 24,000,000.00, either by way
       of capitalizing reserves, profits, premiums
       or othermeans, provided that such capitalization
       is allowed by law and under the By-Laws, or
       also by the combination with a share capital
       increase to be paid in cash carried out by
       virtue of Resolution 11, and by issuing bonus
       shares or raisin g the par value of existing
       shares, or by a combination of these methods,
       and to take all necessary measures and accomplish
       all necessary formalities, this delegation
       of powers supersedes any and all earlier delegations
       to the same effect, this delegation is given
       for the period in accordance with the legal
       requirements

E.13   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       on 1 or more occasions, in France or abroad,
       the share capital up to a maximum nominal a
       mount of EUR 24,000,000.00, with cancellation
       of the shareholders' preferred subscription
       rights, by: the issuance carried out by the
       Company, of new shares to subscribe, securities
       [other than shares giving right to the allocation
       of equities], and equity warrants, the issuance
       carried out by its related Companies, of bonds
       with warrants to subscribe shares in the Eramet
       Company, and securities giving access to the
       allocation of equities, and to take all necessary
       measures and accomplish all necessary formalities,
       the shareholders' meeting delegates to the
       board of directors all powers to charge the
       share issuance

E.14   Approve to authorize the capital increase of              Mgmt          Against                        Against
       up to 10% of issued capital for future acquisitions

E.15   Approve to set global limit for capital increase          Mgmt          For                            For
       to result from all issuance requests at EUR
       24 Million

E.16   Approve the Board to issue shares in the event            Mgmt          Against                        Against
       of a public tender offer or share exchange
       offer

E.17   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.18   Approve to authorize up to 85,000 Shares for              Mgmt          For                            For
       use in Restricted Stock Plan

E.19   Authorize filing of required documents/other              Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 ERG SPA, GENOVA                                                                             Agenda Number:  701859540
--------------------------------------------------------------------------------------------------------------------------
        Security:  T3707Z101
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  IT0001157020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THOSE WHO INDIVIDUALLY OR JOINTLY        Non-Voting    No vote
       HOLD AT LEAST 2% OF CORPORATE CAPITAL, WITH
       VOTING RIGHT AT AGM, HAVE THE RIGHT TO PRESENT
       SLATES FOR APPOINTMENT OF MEMBERS OF BOARD
       OF DIRECTORS. SLATES MUST BE DEPOSITED AT THE
       COMPANY'S REGISTERED OFFICE AT LEAST 15 DAYS
       PRIOR TO THE FIRST CALL OF THE MEETING, ALONG
       WITH REQUIRED DOCUMENTATION. THANK YOU.

1.     Approve the balance sheet as at 31 DEC 2008               Mgmt          No Action
       and receive the report on Management and consequential
       resolutions; presentation of consolidated balance
       sheet as at 31 DEC 2008

2.     Appoint the Board of Directors, upon determination        Mgmt          No Action
       of its Member number and related emoluments
       for year 2009

3.     Approve to deliberate as per Article 2401, Item           Mgmt          No Action
       1 of Civil Code and per Article 22 of corporate
       Bylaws related to integration of Board of Auditors

4.     Appoint the Auditing as per Article 159 of Law            Mgmt          No Action
       Decree 24 FEB 1998, Nr. 58

5.     Grant authority for the purchase and sell own             Mgmt          No Action
       shares




--------------------------------------------------------------------------------------------------------------------------
 ERSTE GROUP BANK AG, WIEN                                                                   Agenda Number:  701764727
--------------------------------------------------------------------------------------------------------------------------
        Security:  A19494102
    Meeting Type:  EGM
    Meeting Date:  02-Dec-2008
          Ticker:
            ISIN:  AT0000652011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Board of Director to take up non            Mgmt          No Action
       voting share capital according par 23,4 Banking
       Law by up to EUR 2,700,000,000 by issuing participation
       certificates the terms and conditions of the
       issuance shall be fixed by the Board of Director




--------------------------------------------------------------------------------------------------------------------------
 ERSTE GROUP BANK AG, WIEN                                                                   Agenda Number:  701913332
--------------------------------------------------------------------------------------------------------------------------
        Security:  A19494102
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  AT0000652011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual reports, reports of the Managing       Mgmt          No Action
       Board and Supervisory Board for 2008

2.     Approve to allocate the net income                        Mgmt          No Action

3.     Approve the actions of the Board of Directors             Mgmt          No Action
       and Supervisory Board for the FY 2008

4.     Approve the remuneration of the Supervisory               Mgmt          No Action
       Board

5.     Elect the Supervisory Board                               Mgmt          No Action

6.     Elect the Auditor for 2010                                Mgmt          No Action

7.     Approve the purchase of own shares for the purpose        Mgmt          No Action
       of security trading

8.     Approve the purchase of own shares for no designated      Mgmt          No Action
       purpose

9.     Approve the purchase of own participation certificate     Mgmt          No Action
       for the purpose of security trading

10     Approve the purchase of own participation certificate     Mgmt          No Action
       for no designated purpose

11.    Authorize the Management Board, with allowance            Mgmt          No Action
       of the Supervisory Board to purchase convertible
       bonds within the next 5 years, due amendment
       of the paragraph 8.4 of the Company charter

12.    Approve to increase the Company capital up to             Mgmt          No Action
       EUR 124,700.000 due paragraph 6.2 of the Company
       charter

13.    Amend the Paragraphs 13.4, 15.3, 16.2.3, 15.4,            Mgmt          No Action
       16.2.4, 16.3.4, 16.3.7 and 26 of the Company
       charter




--------------------------------------------------------------------------------------------------------------------------
 ESPRIT HLDGS LTD                                                                            Agenda Number:  701766264
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3122U145
    Meeting Type:  AGM
    Meeting Date:  11-Dec-2008
          Ticker:
            ISIN:  BMG3122U1457
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the reports of the
       Directors and the Auditors of the Group for
       the YE 30 JUN 2008

2.     Approve a final dividend of 1.15 Hong Kong dollar         Mgmt          For                            For
       per share for the YE 30 JUN 2008

3.     Approve a special dividend of 2.10 Hong Kong              Mgmt          For                            For
       dollar per share for the YE 30 JUN 2008

4.I    Re-elect Mr. Thomas Johannes Grote as a Director          Mgmt          For                            For

4.II   Re-elect Mr. Raymond Or Ching Fai as a Director           Mgmt          For                            For

4.III  Re-elect Dr. Hans-Joachim Korber as a Director            Mgmt          For                            For

4.IV   Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

6.     Authorize the Directors to purchase shares not            Mgmt          For                            For
       exceeding 10% of the issued share capital of
       the Company

7.     Authorize the Directors, subject to restriction           Mgmt          For                            For
       on discount and restriction on refreshment
       as specified, to issue, allot and deal with
       additional shares up to a maximum of 5% of
       the issued share capital of the Company, save
       in the case of an allotment for the purpose
       of an acquisition or where the consideration
       for such allotment is otherwise than wholly
       in cash, up to a maximum of 10% of the issued
       share capital of the Company as at the date
       of passing of this resolution

8.     Authorize the Directors to issue shares in Resolution     Mgmt          For                            For
       No. 7 by the number of shares repurchased under
       Resolution No. 6

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ESSO SA, RUEIL MALMAISON                                                                    Agenda Number:  701970104
--------------------------------------------------------------------------------------------------------------------------
        Security:  F31710100
    Meeting Type:  OGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  FR0000120669
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.    The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative."

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

1.     Approve the consolidated accounts and the Esso            Mgmt          For                            For
       S.A.F. annual accounts for the 2008 FY

2.     Receive the special report of the Statutory               Mgmt          Abstain                        Against
       Auditors on agreements referred to in Articles
       L 225-38 and sequence of the Commercial Code

3.     Approve the distribution of dividends                     Mgmt          For                            For

4.     Approve the distribution of profits for the               Mgmt          For                            For
       2008 FY

5.     Grant discharge to the Board Members for the              Mgmt          For                            For
       2008 FY

6.     Appoint Mr. Dominique Badel as a Board Member             Mgmt          For                            For

7.     Appoint Mme. Marie-Francoise Walbaum as a Board           Mgmt          For                            For
       member

8.     Appoint Mr. Roland Vardanega as a Board member            Mgmt          For                            For

9.     Appoint Mr. Francis Duseux as a Board Member              Mgmt          For                            For

10.    Approve the attendance allowances of the Board            Mgmt          For                            For
       of Directors for the 2009 FY

11.    Grant full powers to the bearer of an original            Mgmt          For                            For
       or extract of this report in order to accomplish
       all legal formalities




--------------------------------------------------------------------------------------------------------------------------
 ETABLISSEMENTEN FRANZ COLRUYT NV, HALLE                                                     Agenda Number:  701692368
--------------------------------------------------------------------------------------------------------------------------
        Security:  B26882165
    Meeting Type:  AGM
    Meeting Date:  17-Sep-2008
          Ticker:
            ISIN:  BE0003775898
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

1.     Receive the annual report of the Board of Directors,      Mgmt          No Action
       report of the statutory Auditor, report of
       the works council [concerning of the annual
       accounts of Etn. Fr. Colruyt N.V. and concerning
       the annual accounts of the Colruyt Group]

2.A    Approve the annual accounts of the Company closed         Mgmt          No Action
       on 31 MAR 2008

2.B    Approve the consolidated annual accounts of               Mgmt          No Action
       the Colruyt Group closed on 31 MAR 2008

3.     Approve the decision to pay out a gross dividend          Mgmt          No Action
       of 3.68 EUR per share in exchange for Coupon
       No.10

4.     Approve the appropriation of the profits as               Mgmt          No Action
       specified

5.     Approve the distribution of profits to the employees      Mgmt          No Action
       of the Company and the Colruyt Group who have
       chosen to receive their profit share, as referred
       to in Item 4, in the form of shares, will be
       paid with treasury shares of the N.V. Etn.
       Fr. Colruyt repurchased by the Company

6.     Grant discharge to the Directors                          Mgmt          No Action

7.     Grant discharge to the Statutory Auditor                  Mgmt          No Action

8.A    Approve to renew the Mandate of SA Anima [permanently     Mgmt          No Action
       represented by Mr. Jef Colruyt ], for a term
       of 4 years, expiring at the AGM of 2012

8.B    Approve to renew the Mandate of Mr. Francois              Mgmt          No Action
       Gillet, for a term of 4 years, expiring at
       the AGM of 2012

9.     Questions at the end of the meeting                       Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ETABLISSEMENTEN FRANZ COLRUYT NV, HALLE                                                     Agenda Number:  701707703
--------------------------------------------------------------------------------------------------------------------------
        Security:  B26882165
    Meeting Type:  EGM
    Meeting Date:  10-Oct-2008
          Ticker:
            ISIN:  BE0003775898
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

I.1    Receive special Board report                              Non-Voting    No vote

I.2    Receive special Auditor report                            Non-Voting    No vote

I.3    Approve the Employee Stock Purchase Plan up               Mgmt          No Action
       to 200,000 shares

I.4    Approve to fix the price of shares to be issued           Mgmt          No Action

I.5    Approve to Eliminate Preemptive Rights regarding          Mgmt          No Action
       item I.3

I.6    Approve the issuance of equity or equity-linked           Mgmt          No Action
       securities without preemptive rights

I.7    Approve the subscription period regarding item            Mgmt          No Action
       I.3

I.8    Authorize the Board to implement approved resolutions     Mgmt          No Action
       and fill required documents/formalities at
       trade registry

II.1   Receive special Board report                              Non-Voting    No vote

II.2   Grant authority to repurchase of 3,334,860 shares         Mgmt          No Action

II.3   Grant authority to cancel the repurchased shares          Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ETABLISSEMENTS DELHAIZE FRERES ET CIE LE LION - GROUPE DELHAIZE SA, BRUXELLES               Agenda Number:  701952877
--------------------------------------------------------------------------------------------------------------------------
        Security:  B33432129
    Meeting Type:  MIX
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  BE0003562700
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

O.1    Receive the Directors report                              Non-Voting    No vote

O.2    Receive the Auditors report                               Non-Voting    No vote

O.3    Receive consolidated financial statements and             Non-Voting    No vote
       statutory reports

O.4    Approve the annual accounts, allocation of income         Mgmt          No Action
       and dividends of EUR 1.48 per share

O.5    Grant discharge of the Directors                          Mgmt          No Action

O.6    Grant discharge of the Auditors                           Mgmt          No Action

O.7.1  Re-elect Mr. Claire Babrowski as a Director               Mgmt          No Action

O.7.2  Re-elect Mr. Pierre Olivier Beckers as a Director         Mgmt          No Action

O.7.3  Re-elect Mr. Georges Jacobs De Hagen as a Director        Mgmt          No Action

O.7.4  Re-elect Mr. Didier Smits as a Director                   Mgmt          No Action

O.8.1  Approve to indicate Mr. Claire Babrowski as               Mgmt          No Action
       a Independent Board Member

O.8.2  Approve to indicate Mr. Georges Jacobs De Hagen           Mgmt          No Action
       as a Independent Board Member

O.8.3  Approve to indicate Mr. Jack Stahl as a Independent       Mgmt          No Action
       Board Member

O.9    Approve to change of control provisions regarding:        Mgmt          No Action
       reimbursement of bonds, convertible bonds,
       and commercial papers

E.10   Grant authority for the repurchase of up to               Mgmt          No Action
       10% of issued share capital and amend Article
       10 accordingly

E.11   Approve to suppress Article 6 regarding: history          Mgmt          No Action
       of change in capital

E.12   Grant authority to implement the approved resolutions     Mgmt          No Action
       and filing of required documents/formalities
       at trade registry




--------------------------------------------------------------------------------------------------------------------------
 EULER HERMES, PARIS                                                                         Agenda Number:  701893756
--------------------------------------------------------------------------------------------------------------------------
        Security:  F2013Q107
    Meeting Type:  MIX
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  FR0004254035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

O.1    Approve the management report of the Executive            Mgmt          For                            For
       Committee, the remarks of the Supervisory Board
       and the Auditors' report of the Company's financial
       statements for the FY 31 DEC 2008, as presented,
       showing income of EUR 193, 457,034.00

O.2    Approve the management report of the Executive            Mgmt          For                            For
       Committee, the remarks of the Supervisory Board
       and the Auditors' report, the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, showing income
       of EUR 83,592,266.00

O.3    Approve, that there was no expense and charge             Mgmt          For                            For
       that was not tax deductible

O.4    Grant discharge to each one of the Executive              Mgmt          For                            For
       Committee's members, to each one of the Supervisory
       Board's Members and to each one of the Auditors,
       for the performance of their duties during
       the said FY

O.5    Approve the report of the Executive Committee             Mgmt          For                            For
       and the remarks of the Supervisory Board, notes
       that the distributable result amounts to: retained
       earnings: EUR 45,622,003.05 income for the
       FY: EUR 193,457,034.19 i.e. EUR 239,079,037.24
       resolves that the income for the FY be appropriated
       as follows: legal reserve: EUR 950.94 dividends:
       EUR 67,623,345.00 retained earnings: EUR 171,454,741.30
       i.e. EUR 239,079,037.24; the shareholders will
       receive a net dividend of EUR 1.50 per share,
       and will entitle to the 40% deduction provided
       by the French General Tax Code; this dividend
       will be paid on 25 MAY 2009, in the event that
       the Company holds some of its own shares on
       the day the dividend is paid, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account,
       as required By Law

O.6    Approve to resolves to adjust the self-held               Mgmt          For                            For
       shares reserve by an allocation of EUR 9,125,916.00,
       in consequence, it notes that the self-held
       shares amounting to EUR 75,571,618.00 on 31
       DEC 2008 will be adjusted to EUR 84,697,534.00

o.7    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article L. 225-86 of
       the French Commercial Code, said report and
       the agreements referred to therein

o.8    Appoint Mr. Yves Mansion as a Member of the               Mgmt          For                            For
       Supervisory Board for a 3-year period

o.9    Approve to renew the term of office of Mr. John           Mgmt          For                            For
       Coomber as Member of the Supervisory Board

o.10   Appoint Mr. Philippe Carli as a Member of the             Mgmt          For                            For
       Supervisory Board for a 3-year period

o.11   Approve the Company's shares on the open market,          Mgmt          Against                        Against
       subject to the conditions described below:
       maximum purchase price: EUR 61.00, maximum
       number of shares to be acquired: 10% of the
       share capital, with a par value of EUR 0.32
       per share, maximum funds invested in the share
       buybacks: EUR 149,800,000.00; [Authority expires
       for an 18-month period] the shareholders' meeting
       delegates all powers to the Executive Committee
       to take all necessary measures and accomplish
       all necessary formalities

e.12   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on one or more occasions
       by cancelling all or part of the shares held
       by the Company in connection with Stock Repurchase
       Plans previously or subsequently adopted, up
       to a maximum of 10% of the share capital, the
       shareholders' meeting delegates all powers
       to the Executive Committee to take all necessary
       measures and accomplish all necessary formalities,
       [Authority expires for a 24 month period] it
       supersedes the authorization granted by the
       combined shareholders' meeting of 15 MAY 2008
       in its Resolution 14

e.13   Authorize the Executive Committee all powers              Mgmt          For                            For
       to grant, in one or more transactions, to employees
       and Corporate Officers of the Company and related
       Groups and Companies, options giving the right
       either to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 3% of the share
       capital, [Authority expires for a 38-month
       period]; the shareholders' meeting decides
       to cancel the share holders' preferential subscription
       rights in favour of the beneficiaries mentioned
       above, the shareholders' meeting delegates
       all powers to the Executive Committee to take
       all necessary measures and accomplish all necessary
       formalities

O.14   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TYPE OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EURASIAN NATURAL RESOURCES CORPORATION PLC, LONDON                                          Agenda Number:  701934449
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3215M109
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  GB00B29BCK10
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report and accounts for the YE 31             Mgmt          For                            For
       DEC 2008

2.     Declare a final dividend of 19 US cents ordinary          Mgmt          For                            For
       Shares

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

4.     Re-elect Sir. David Cooksey as a Non-Executive            Mgmt          For                            For
       Director

5.     Re-elect Mr. Gerhard Ammann as a Non-Executive            Mgmt          For                            For
       Director

6.     Re-elect Sir. Paul Judge as a Non-Executive               Mgmt          Against                        Against
       Director

7.     Re-elect Mr. Kenneth Olisa as a Non-Executive             Mgmt          For                            For
       Director

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

9.     Authorize the Audit Committee of the Board of             Mgmt          For                            For
       Directors to set the remuneration of the Auditors

S.10   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985[the Act], to
       make market purchases [as specified in Section
       163(3) of the Act] of up to 128,775,000 ordinary
       shares of USD 0.20 each in the capital of the
       Company[each an ordinary shares] on such terms
       and in such manner as the Directors may from
       time to time determine and where such ordinary
       shares are held as treasury shares, the Company
       may use them for the purposes set out in Section
       162D of the Act, including for the purpose
       of its Employee Shares Scheme, at a minimum
       price of USD 0.20[exclusive expenses] and up
       to 105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 09 SEP 2010]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.11   Approve, that a general meeting other than an             Mgmt          Against                        Against
       AGM be called on not less than 14 clear Days'
       notice

S.12   Amend the Articles of Association with effect             Mgmt          For                            For
       from 01 OCT 2009 as specified




--------------------------------------------------------------------------------------------------------------------------
 EURAZEO, PARIS                                                                              Agenda Number:  701922026
--------------------------------------------------------------------------------------------------------------------------
        Security:  F3296A108
    Meeting Type:  MIX
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  FR0000121121
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve, the reports of the Board of Directors,           Mgmt          For                            For
       comments of the Supervisory Board and reports
       of the Statutory Auditors, the unconsolidated
       accounts for the FYE 31 DEC 2008

O.2    Approve the distribution of profits and dividend          Mgmt          For                            For

O.3    Approve the option for the dividend payment               Mgmt          For                            For
       in shares

O.4    Approve, the reports of the Board of Directors,           Mgmt          For                            For
       comments of the Supervisory Board and reports
       of the Statutory Auditors, the consolidated
       accounts for the FYE on 31 DEC 2008

O.5    Approve the special report of the Statutory               Mgmt          For                            For
       Auditors on the Agreements referred to in Article
       L.225-86 of the Commercial Code and those agreements

O.6    Approve, the Agreements referred to in Article            Mgmt          For                            For
       L.225-86 and L.225-90-1 of the Commercial Code
       and the special report of the Statutory Auditors,
       concerning the appointment of Mr. Luis Marini-Portugal
       as Board Member

O.7    Grant authority to repurchase program by the              Mgmt          Against                        Against
       Company of its own shares

E.8    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by cancellation of shares purchased
       pursuant to share repurchase programs

E.9    Authorize the Board of Directors in order to              Mgmt          For                            For
       increase share capital by incorporation or
       reserves, profits or premium or share premium

E.10   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       issue share and/or securities giving access,
       immediately or ultimately to the capital, with
       maintenance of preferential subscription rights

E.11   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       issue share and/or securities giving access,
       immediately or ultimately to the capital, with
       cancellation of preferential subscription rights
       and public offer or though a public offering
       involving an exchange

E.12   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       issue share and/or securities giving access,
       immediately or ultimately to the capital, with
       cancellation of preferential subscription rights
       within the framework of an offer referred to
       in Article L. 411-2 II of the Monetary and
       Financial Code

E.13   Authorize the Board of Directors in the case              Mgmt          For                            For
       of the issue of shares or securities giving
       access immediately or ultimately  to the capital
       without preferential subscription rights, to
       fix the issue price the limit of 10% of the
       share capital

E.14   Approve to increase of the number of shares,              Mgmt          Against                        Against
       securities or securities to be issued, in case
       of a increase with preferential subscription
       right to the shareholders

E.15   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       carry out the issue of shares and/or securities
       giving access, immediately or ultimately, to
       the capital in order to remunerate contribution
       in kind granted to the Company

E.16   Approve the overall limitations of the issue              Mgmt          For                            For
       amount made under the 10th to 15th resolutions

E.17   Authorize the Board of Directors in order to              Mgmt          For                            For
       carry a capital increase by issuing and/or
       securities giving access, immediately or ultimately,
       to the capital reserved for the Members of
       a Company savings plan

E.18   Authorize the Board of Directors in the case              Mgmt          Against                        Against
       of public[s] offer[s] for the Company's securities,
       in order to issue shares subscription warrants
       of the Company to freely allocate to the shareholders

E.19   Authorize the Board of Directors in order to              Mgmt          For                            For
       freely allocate shares in favour of the Employees
       or Corporate Mangers of the Company or related
       Companies

E.20   Powers for the accomplishment of formalities              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EUROPEAN AERONAUTIC DEFENCE AND SPACE NV, SCHIPHOL-RIJK                                     Agenda Number:  701933308
--------------------------------------------------------------------------------------------------------------------------
        Security:  F17114103
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  NL0000235190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Board report including chapter on             Mgmt          No Action
       Corporate Governance, policy on dividends,
       and remuneration policy

2.     Approve the financial statements and statutory            Mgmt          No Action
       reports

3.     Approve the allocation of income and dividends            Mgmt          No Action
       of EUR 0.20 per share

4.     Grant discharge to the Directors                          Mgmt          No Action

5.     Ratify Ernst and Young as the Auditors                    Mgmt          No Action

6.     Amend the Article 29 regarding FY and annual              Mgmt          No Action
       accounts

7.     Authorize the Board to issue shares up to 1%              Mgmt          No Action
       of issued capital and restricting/ excluding
       pre-emptive rights

8.     Approve the cancellation of shares repurchased            Mgmt          No Action
       by the Company

9.     Grant authority for the repurchase of up to               Mgmt          No Action
       10% of issued share capital

10.    Elect Mr. Wilfried Porth as a Director                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 EUTELSAT COMMUNICATIONS, PARIS                                                              Agenda Number:  701723454
--------------------------------------------------------------------------------------------------------------------------
        Security:  F3692M128
    Meeting Type:  MIX
    Meeting Date:  06-Nov-2008
          Ticker:
            ISIN:  FR0010221234
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; approve the Company's financial
       statements for the YE in 30 JUN 2008, as presented,
       loss for the FY: EUR 4,609,947.55 the shareholders'
       meeting records that there have been no expenses
       and charges that were not tax deductible

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, net consolidated
       income for the FY: EUR 183,444,193.73

O.3    Approve to record the loss for the year of EUR            Mgmt          For                            For
       4,609,947.55 as a deficit in the share premium
       account following this appropriation, the share
       premium account will show a new balance of
       EUR 624,670,399.68

O.4    Receive the Board of Directors' report, approve           Mgmt          For                            For
       to proceed with an extraordinary distribution
       of EUR 0.60 per share, withheld from the share
       premium account, this dividend will be paid
       on 18 NOV 2008, in accordance with the regulations
       in force, the shareholders' meeting recalls
       that no dividend was paid for the FYE in 30
       JUN 2005

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code; approve the said
       report and the agreements referred to therein

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.42.1 of
       the French Commercial Code; approve the said
       report and the agreements referred to therein
       concerning Mr. Giuliano Berretta, Chairman

O.7    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.42.1 of
       the French Commercial Code; approve the said
       report and the agreements referred to therein
       concerning Mr. Giuliano Berretta, Chairman

O.8    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.42.1 of
       the French Commercial Code; approve the said
       report and the agreements referred to therein
       concerning Mr. Jean-Paul Brillaud, Chief Executive
       Officer

O.9    Grant permanent discharge to the Board of Directors       Mgmt          For                            For
       for the performance of their duties during
       the said FY

O.10   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions specified below: maximum
       purchase price: EUR 30.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 400,000,000.00 [Authority is granted until
       the shareholders' meeting is called to approve
       the financial statements of the FYE in 30 JUN
       2009], this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 09 NOV 2007 in its
       resolution number 15, to take all necessary
       measures and accomplish all necessary formalities

E.11   Grant authority to the Board of Directors to              Mgmt          For                            For
       reduce the share capital, on one or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a stock repurchase plan, up
       to a maximum of 10% of the share capital over
       a 24 month period; [Authority expires at 18
       month period], to take all necessary measures
       and accomplish all necessary formalities, this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 09 NOV 2007 in its resolution number
       28

E.12   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 EVN AG, MARIA ENZERSDORF AM GEBIRGE                                                         Agenda Number:  701789820
--------------------------------------------------------------------------------------------------------------------------
        Security:  A19833101
    Meeting Type:  AGM
    Meeting Date:  15-Jan-2009
          Ticker:
            ISIN:  AT0000741053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report and the Management              Mgmt          No Action
       and Supervisory reports for the FY 2007/2008

2.     Approve the allocation of the net income for              Mgmt          No Action
       the FY 2007/2008

3.     Approve the actions of the Board of Directors             Mgmt          No Action
       and the Supervisory Board for the FY 2007/2008

4.     Elect the Auditors for the business year 2008/2009        Mgmt          No Action

5.     Approve the allowance to repurchase own shares            Mgmt          No Action
       not exceeding 10% of the share capital within
       next 30 months

6.     Elect the Supervisory Board                               Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 EXOR S.P.A., TORINO                                                                         Agenda Number:  701869565
--------------------------------------------------------------------------------------------------------------------------
        Security:  T3833E113
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  IT0001353140
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the balance sheet of EXOR S.P.A. at               Mgmt          No Action
       31 DEC 2008 and related resolutions

2.     Approve the balance sheet of the incorporated             Mgmt          No Action
       IFIL investments S.P.A. at 31 DEC 2008 and
       related resolutions

3.     Appoint the Board of Directors, upon determination        Mgmt          No Action
       of the number of Members and approve to determine
       the related emoluments and related resolutions

4.     Appoint the Board of Auditors and its Chairman            Mgmt          No Action
       and approve to determine the related emolument




--------------------------------------------------------------------------------------------------------------------------
 EXPERIAN GROUP LTD, ST HELLIER                                                              Agenda Number:  701640876
--------------------------------------------------------------------------------------------------------------------------
        Security:  G32655105
    Meeting Type:  AGM
    Meeting Date:  16-Jul-2008
          Ticker:
            ISIN:  GB00B19NLV48
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       financial statements of the Company for the
       YE 31 MAR 2008, together with the report of
       the Auditors

2.     Approve the report of the Directors' remuneration         Mgmt          Against                        Against
       contained in the financial statements and reports
       of the Company for the YE 31 MAR 2008

3.     Re-elect Mr. Fabiola Arredondo as a Director              Mgmt          For                            For
       of the Company

4.     Re-elect Mr. Paul Brooks as a Director of the             Mgmt          For                            For
       Company

5.     Re-elect Mr. Roger Davis as a Director of the             Mgmt          For                            For
       Company

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which financial statements and reports are
       laid

7.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

8.     Approve to renew authority conferred on the               Mgmt          For                            For
       Directors by Article 10.2 of the Company's
       Articles of Association and for this purpose
       the authorized allotment amount shall be USD
       34,000,000 and the allotment period shall be
       the period commencing on 16 JUL 2008; [Authority
       expires at the earlier of the conclusion of
       the AGM in 2009 or 15 OCT 2009]; and the Company
       and the Directors may allot relevant securities
       [as defined in the Articles of Association
       of the Company] after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.9    Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors by Article 10.3 of the Company's
       Articles of Association shall be renewed and
       for this purpose the Non-pre-emptive amount
       shall be USD 5,100,000 and the allotment period
       shall be the period commencing on 16 JUL 2008;
       [Authority expires at the earlier of the conclusion
       of the AGM in 2009 or 15 OCT 2009]; and the
       Company and the Directors may allot relevant
       securities [as defined in the Articles of Association
       of the Company] after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.10   Authorize the Comapnys, pursuant to Article               Mgmt          For                            For
       57 of the Companies [Jersey] Law 1991, to make
       market purchases of ordinary shares in the
       capital of the Company on the London Stock
       Exchange on behalf of the Company of up to
       102,000,000 ordinary shares of US 10 cents
       each, at a minimum price [not including expenses]
       which may be paid for each ordinary share is
       US 10 cents and not more than 105% above the
       average market value of the Company's ordinary
       shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days immediately preceding the day on which
       the relevant share is purchased and the price
       stipulated by Article 5(1) of the Buy-back
       and Stabilization Regulation [EC Number: 2273/2003];
       [Authority expires at the earlier of the conclusion
       of the AGM of the Company in 2009 or 15 OCT
       2009]; the Company, before the expiry, may
       make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry and authorize the Directors
       pursuant to Article 58 A of the Companies [Jersey]
       Law 1991, to hold as treasury shares any ordinary
       shares purchased pursuant to the authority
       conferred by this resolution

S.11   Approve, subject to the necessary amendments              Mgmt          For                            For
       to the Companies [Jersey] Law 1991 coming into
       force, the name of the Company be changed to
       Experian plc

S.12   Approve the Articles of Association as specified          Mgmt          Against                        Against
       and initialed by the Chairman for the purposes
       of identification to take effect from the conclusion
       of the meeting




--------------------------------------------------------------------------------------------------------------------------
 FAIRFAX FINL HLDGS LTD                                                                      Agenda Number:  701837241
--------------------------------------------------------------------------------------------------------------------------
        Security:  303901102
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  CA3039011026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE AND 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1.1 TO 1.6 AND 2. THANK YOU.

1.1    Elect Mr. Anthony F. Griffiths as a Director              Mgmt          For                            For

1.2    Elect Mr. Robert J. Gunn as a Director                    Mgmt          For                            For

1.3    Elect Mr. Alan D. Horn as a Director                      Mgmt          For                            For

1.4    Elect Mr. David L. Johnston as a Director                 Mgmt          For                            For

1.5    Elect Mr. Brandon W. Sweitzer as a Director               Mgmt          For                            For

1.6    Elect Mr. V. Prem Watsa as a Director                     Mgmt          For                            For

2.     Appoint the Auditors                                      Mgmt          For                            For

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FAIRFAX MEDIA LTD, SYDNEY                                                                   Agenda Number:  701730358
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q37116102
    Meeting Type:  AGM
    Meeting Date:  13-Nov-2008
          Ticker:
            ISIN:  AU000000FXJ5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts of the Company and its               Non-Voting    No vote
       controlled entities, the Directors' report,
       the Auditor's report and the statement by Directors
       for the FYE 29 JUN 2008

2.     Re-elect Mr. Peter Young as a Director of the             Mgmt          For                            For
       Company, a Non-Executive Director retiring
       in accordance with the Constitution

3.     Approve the Company's remuneration report for             Mgmt          For                            For
       the FYE 29 JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 FANUC LTD.                                                                                  Agenda Number:  701990877
--------------------------------------------------------------------------------------------------------------------------
        Security:  J13440102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3802400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FAST RETAILING CO.,LTD.                                                                     Agenda Number:  701765147
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1346E100
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2008
          Ticker:
            ISIN:  JP3802300008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Statutory Auditor                               Mgmt          For                            For

2.2    Appoint a Statutory Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FAURECIA SA, NANTERRE                                                                       Agenda Number:  701840351
--------------------------------------------------------------------------------------------------------------------------
        Security:  F3445A108
    Meeting Type:  OGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  FR0000121147
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.`

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting    No vote
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial and consolidated statements for the
       YE 31 DEC 2008 in the form presented to the
       meeting

O.2    Approve the recommendation of the Board of Directors      Mgmt          For                            For
       and resolves that the income for the FY be
       appropriated as follows: origin prior retained
       earnings: EUR 77,026,098.05; loss for the FY:
       EUR 136,508,655.49; allocation legal reserve:
       nil; additional paid-in capital: nil; retained
       earnings: EUR 59,482,557.44 as required by
       law

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L.225-38 Et
       Sequence of the French Commercial Code and
       approve the said report and the agreements
       referred to therein

O.4    Appoint Mr. Jean-Louis Gerondeau as a Director            Mgmt          Against                        Against
       for a 6-year period

O.5    Appoints Mr. Gregoire Olivier as a Director,              Mgmt          Against                        Against
       to replace Mr. Gerard Hauser, for the remainder
       of Mr. Gerard Hauser's term of office, that
       is for a 6-month period

O.6    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 30.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       10% of the share capital, the number of shares
       acquired by the company with a view to their
       retention or their subsequent delivery in payment
       or exchange as part of a merger, divestmentor
       capital contribution cannot exceed 5% of its
       capital; [Authority expires for a 18-month
       period]; to take all necessary measures and
       accomplish all necessary y formalities

O.7    Grant authority to the bearer of an original,             Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

E.8    Authorize the Board of Directors to increase              Mgmt          Against                        Against
       on one or more occasions, in France or abroad,
       the share capital by issuance, with the shareholders
       preferred subscription rights maintained, of
       ordinary shares and, or securities giving access
       to the Company's capital, the maximal nominal
       amount of capital increases to be carried out
       under this delegation of authority shall not
       exceed EUR 600,000,000.00, the nominal amount
       of debt securities issued s hall not exceed
       EUR 1,000,000,000.00; to take all necessary
       measures and accomplish all necessary formalities;
       [Authority expires for a 26-month period];
       this delegation of powers supersedes the fraction
       unused of any and all earlier delegations to
       the same effect, and the one granted by the
       combined shareholders meeting of 25 MAY 2008
       in its Resolution number 6

E.9    Authorize the Board of Directors to increase              Mgmt          Against                        Against
       on one or more occasions, in France or abroad,
       the share capital by issuance, with waiver
       of shareholders pre-emptive rights, of ordinary
       shares and, or securities giving access to
       the Company's capital, the maximal nominal
       amount of capital increases to be carried out
       under this delegation of authority shall not
       exceed EUR 150,000,000.00, the nominal amount
       of debt securities issued shall not exceed
       EUR 1,000,000,000.00, to take all necessary
       measures and accomplish all necessary formalities;
       [ Authority expires for a 26-month period];
       this delegation of powers supersedes the fraction
       unused of any and all earlier delegations to
       the same effect and the one granted by the
       combined shareholders meeting of 25 MAY 2008
       in its Resolution number 7

E.10   Authorize the Board of Directors to increase              Mgmt          For                            For
       on one or more occasions, the share capital
       up to a maximum nominal amount of EUR 5,120,000.00,
       by issuance, with waiver of shareholders pre-emptive
       rights, of shares and, or securities giving
       access to the Company's capital, in favor of
       the group's employees; [Authority expires for
       a 26-month period]; to take all necessary measures
       and accomplish all necessary formalities

E.11   Authorize the Board of Directors to decide for            Mgmt          Against                        Against
       the issuances decided by virtue of the Resolutions
       8 and 9, to increase the number of securities
       to be issued in the event of a capital increase
       with or without preferential subscription right
       of shareholders, at the same price as the initial
       issue, accordingly with the terms and limits
       governed by Articles L.225-135-1 and R.225-118
       of the French Commercial Code, this delegation
       is granted for a 26-month period

E.12   Authorize the Board of Directors, if the Resolution       Mgmt          For                            For
       9 is implemented, for a 26 month period and
       within the limit of 10% of the Company's share
       capital, over a 12-month period, to set the
       issue price of the ordinary shares or securities
       to be issued, in accordance with the terms
       and conditions determined by the shareholders
       meeting, the amount of capital increases carried
       out by virtue of the present resolution shall
       count against the ceiling of capital increase
       set forth in Resolution number 9

E.13   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       one or more transactions, to beneficiaries
       to be chosen by it, options giving the right
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       it being provided that the options shall not
       give rights to a capital increase of  a par
       value shall exceed EUR 14,000,000.00, the shareholders
       meeting decides to cancel the shareholders
       preferential subscription rights in favor of
       the employees or the Corporate Officers of
       Faurecia, its subsidiaries held at or above
       50%; [Authority expires for a 38-month period];
       to take all necessary measures and accomplish
       all necessary formalities

E.14   Grant authority to the bearer of an original,             Mgmt          For                            For
       a copy or extract o the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 FIAT S P A                                                                                  Agenda Number:  701852421
--------------------------------------------------------------------------------------------------------------------------
        Security:  T4210N122
    Meeting Type:  OGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  IT0001976403
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 538292 DUE TO RECEIPT OF NAMES OF THE DIRECTORS
       AND THE AUDITORS. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND YOU
       WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.
       THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 MAR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statements and allocation           Mgmt          No vote
       of income

2.     Approve to fix the number of Directors, elect             Mgmt          No vote
       the Directors and approve their remuneration
       and appoint Internal Statutory Auditors and
       approve their remuneration

       PLEASE VOTE ONE OF THE TWO SLATES UNDER ITEMS             Non-Voting    No vote
       3.1 AND 3.2. THANK YOU.

3.1    PLEASE NOTE THAT THIS RESOLUTION IS A SHREHOLDER          Shr           No vote
       PROPOSAL: elect Messrs. Gian Maria Gros-Pietro,
       Mario Zibetti, Andrea Agnelli, Carlo Barel
       di Sant'Albano, Roland Berger, Tiberto Brandolini
       d'Adda, Rene Carron, Luca Cordero di Montezemolo,
       John Elkann, Luca Garavoglia, Sergio Marchionne,
       Virgilio Marrone, Pasquale Pistorio, Ratan
       Tata, Vittorio Mincato as the Board of Directors
       and Messrs. Giuseppe Camosci, Piero Locatelli,
       Lionello Jonia Celesia as the Effective Auditors
       and Messrs. Lucio Pasquini, Fabrizio Mosca,
       Paolo Piccati as the Alternate Auditors

3.2    PLEASE NOTE THAT THIS RESOLUTION IS A SHREHOLDER          Shr           No vote
       PROPOSAL: elect Mr. Riccardo Perotta as the
       Effective Auditors and Mr. Stefano Orlando
       as Alternate Auditors

4.     Grant authority for the Share Repurchase Program          Mgmt          No vote
       and re-issuance of repurchased shares

5.     Approve the Restricted Stock Plan 2009-2010               Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 FINMECCANICA SPA                                                                            Agenda Number:  701913205
--------------------------------------------------------------------------------------------------------------------------
        Security:  T4502J151
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  IT0003856405
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT AS PER ARTICLE 28 OF THE CORPORATE       Non-Voting    No vote
       BYLAWS, MEMBERS OF THE BOARD OF DIRECTORS WILL
       BE APPOINTED ON THE BASIS OF SLATES PRESENTED
       BY THE SHAREHOLDERS. ONLY SHAREHOLDERS THAT
       ALONE OR JOINTLY HOLD AT LEAST 1% OF THE CORPORATE
       CAPITAL WITH VOTING RIGHT AT THE ORDINARY MEETING,
       ARE ENTITLED TO PRESENT SLATES. SLATES OF CANDIDATES
       ALONG WITH THE REQUIRED DOCUMENTATION, MUST
       BE DEPOSITED AT THE COMPANY'S REGISTERED DOCUMENTATION,
       MUST BE DEPOSITED AT THE COMPANY'S REGISTERED
       OFFICE AND PUBLISHED IN AT LEAST 3 NATIONALLY
       DISTRIBUTED ITALIAN NEWSPAPERS [2 OUT OF 3
       MUST BE ECONOMIC] AT LEAST 10 DAYS PRIOR TO
       THE FIRST CALL OF THE MEETING, THEREFORE  ABSOLUTELY
       WITHIN 19 APR 2009. THANK YOU.

1.     Approve the balance sheet as of 31 DEC 2008,              Mgmt          No vote
       the Board of Directors, the Board of Auditors
       and the Audit Company reports; related resolutions

       PLEASE NOTE THAT ALTHOUGH THERE ARE THREE CANDIDATE       Non-Voting    No vote
       SLEDS TO BE ELECTED AS DIRECTORS, THERE IS
       ONLY ONE VACANCY AVAILABLE TO BE FILLED AT
       THE MEETING. THE STANDING INSTRUCTIONS FOR
       THIS MEETING WILL BE DISABLED AND, IF YOU CHOOSE,
       YOU ARE REQUIRED TO VOTE FOR ONLY ONE OF THE
       THREE DIRECTOR SLEDS. THANK YOU.

2.1    Slate of candidates for the appointment as Directors      Shr           No vote
       presented by: Ministero dell Economia.  To
       view the complete list please visit the below
       URL: https://materials.proxyvote.com/Approved/99999Z/19840101/INFST_39045.PDF

2.2    Slate of candidates for the appointment as Directors      Shr           No vote
       presented by: Mediobanca.  To view the complete
       list please visit the below URL: https://materials.proxyvote.com/Approved/99999Z/19840101/INFST_39046.PDF

2.3    Slate of candidates for the appointment as Directors      Shr           No vote
       presented by: Italian Funds.  To view the complete
       list please visit the below URL: https://materials.proxyvote.com/Approved/99999Z/19840101/INFST_39048.PDF

3.     Appoint the Chairman of the Board of Auditors             Mgmt          No vote

4.     Approve to determine the emoluments to the Board          Mgmt          No vote
       of Auditors

5.     Grant authority to purchase and dispose own               Mgmt          No vote
       shares in favor of the incentive equity plan;
       related and consequential resolutions




--------------------------------------------------------------------------------------------------------------------------
 FINMECCANICA SPA, ROMA                                                                      Agenda Number:  701653645
--------------------------------------------------------------------------------------------------------------------------
        Security:  T4502J151
    Meeting Type:  EGM
    Meeting Date:  31-Jul-2008
          Ticker:
            ISIN:  IT0003856405
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       01 AUG 2008 AT 9:30 A.M. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Authorize the Board of Directors to increase              Mgmt          No Action
       the stock capital, as per Article 2443 of the
       Italian Civil Code, against payment in one
       or more instalments, for a maximum amount of
       EUR 1,400,000,000; approve to revoke the previous
       resolution about the stock capital increase
       taken by the extraordinary meeting held on
       30 MAY 2007; resolutions realted thereto

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF AMOUNT IN RESOLUTION 1. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FINNING INTL INC MED TERM NTS  CDS-                                                         Agenda Number:  701908925
--------------------------------------------------------------------------------------------------------------------------
        Security:  318071404
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  CA3180714048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1.1 TO 1.11 AND 2. THANK YOU.

1.1    Elect Mr. Ricardo Bacarreza as a Director                 Mgmt          For                            For

1.2    Elect Mr. James E. C. Carter as a Director                Mgmt          For                            For

1.3    Elect Hon. David L. Emerson, P.C. as a Director           Mgmt          For                            For

1.4    Elect Ms. Kathleen M. O'Neill as a Director               Mgmt          For                            For

1.5    Elect Mr. Conrad A. Pinette as a Director                 Mgmt          For                            For

1.6    Elect Mr. John M. Reid as a Director                      Mgmt          Against                        Against

1.7    Elect Mr. Andrew H. Simon, OBE as a Director              Mgmt          For                            For

1.8    Elect Mr. Bruce L. Turner as a Director                   Mgmt          For                            For

1.9    Elect Mr. Michael T. Waites as a Director                 Mgmt          For                            For

1.10   Elect Mr. Douglas W. G. Whitehead as a Director           Mgmt          For                            For

1.11   Elect Mr. John M. Willson as a Director                   Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP, Chartered Accountants,     Mgmt          For                            For
       as the Auditors of the Corporation until the
       next AGM at the remuneration to be fixed by
       the Directors of the Corporation

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FIRSTGROUP PLC                                                                              Agenda Number:  701628349
--------------------------------------------------------------------------------------------------------------------------
        Security:  G34604101
    Meeting Type:  AGM
    Meeting Date:  10-Jul-2008
          Ticker:
            ISIN:  GB0003452173
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and receive the reports of the Directors          Mgmt          For                            For
       and the Auditors and the audited financial
       statements of the Company for the YE 31 MAR
       2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2008

3.     Declare a final dividend of 11.55 pence per               Mgmt          For                            For
       share in respect of the YE 31 MAR 2008

4.     Re-elect Mr. Martin Gilbert as a Director, who            Mgmt          For                            For
       retires by rotation pursuant to the Article
       87 of the Company's Articles of Association

5.     Re-elect Mr. David Dunn as a Director, who retires        Mgmt          For                            For
       by rotation pursuant to the Article 87 of the
       Company's Articles of Association

6.     Re-elect Professor David Begg as a Director,              Mgmt          For                            For
       who retires by rotation pursuant to the Article
       87 of the Company's Articles of Association

7.     Re-appoint Deloitte & Touche LLP as the Independent       Mgmt          For                            For
       Auditors

8.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Independent Auditors

9.     Approve the authorized share Capital of the               Mgmt          For                            For
       Company be decreased from GBP 230,000,000 to
       GBP 32,500,000 by the cancellation of 3,950,000,000
       unissued ordinary shares of 5 pence each

10.    Authorize the Directors, to allot relevant securities     Mgmt          For                            For
       [Section 80 of the Companies Act 1985 [the
       Act]] up to an aggregate nominal amount of
       GBP 8,034,452; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 15 months]; and the Board may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 10 and pursuant to Section 95
       of the Companies Act 1985 [the Act], to allot
       equity securities [Section 94 of the Act] for
       cash pursuant to the authority conferred by
       Resolution 10 and/or where such allotment constitution
       an allotment equity securities by virtue of
       Section 94(3A) of the Act, disapplying the
       statutory pre-emption rights [Section 89 of
       the 1985 Act], provided that this power is
       limited to the allotment of equity securities:
       a) in connection with a rights issue, open
       offer or other offers in favor of ordinary
       shareholders; and b) up to an aggregate nominal
       amount of GBP 1,205,167; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 15 months]; and the Directors
       may allot equity securities in pursuance of
       such offers or agreements

S.12   Authorize the Company, to make one or more market         Mgmt          For                            For
       purchases [Section 163 of the Companies Act
       1985] of up to 47,800,000 ordinary shares of
       5 pence each in the capital of the Company,
       at a minimum price of 5 pence and up to 105%
       of the average middle market quotations for
       such shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       15 months]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

13.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       366 to 367 of the Companies Act 2006 [the '2006
       Act'] the Company and all companies that are
       subsidiaries of the Company at any time during
       the priod commencing o the date of this resolution
       ;a) to make political donations to political
       parties, and/or independent election candidates;
       b) to make political donaton to political organisations
       other than political parties and c) to incur
       political expenditure; upto an aggregate amount
       of GBP 100,000 and amount authorised under
       each of point (a) to (c) shall also be limited
       to such amount; words and expressons defined
       for the purpose of the 2006 act shall have
       the same meaning in this resolution [Authority
       expires at the conclusion of the next AGM to
       be held in 2009 or 31 JUL 2009]

S.14   Adopt Articles of Association of the Company              Mgmt          For                            For
       in substitution for, and the exclusion of the
       existing Articles of Association as specified

15.    Approve the rules of the First Group Plc Long             Mgmt          For                            For
       Term Incentive Plan 2008 [the 'Plan'] [ the
       principal feature is as Specified on pages
       10 to 11 of the document of which this notice
       of AGM as specified and authorized the Directors
       to establish such further plan for the benefit
       of employees overseas based on the plan subject
       to such modification as may be necessary or
       desirable to take account of overseas securities
       laws, exchange control and tax legislation
       provided that any ordinary shares of the Company
       made available under such further plans are
       treated as counting against any limits on individual
       participation or overall participation in the
       plan




--------------------------------------------------------------------------------------------------------------------------
 FLETCHER BUILDING LTD                                                                       Agenda Number:  701738582
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3915B105
    Meeting Type:  AGM
    Meeting Date:  12-Nov-2008
          Ticker:
            ISIN:  NZFBUE0001S0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Mr. Roderick Sheldon Deane as a Director         Mgmt          For                            For
       of the Company

2.     Re-elect Mr. Geoffrey James McGrath as a Director         Mgmt          For                            For
       of the Company

3.     Elect Mr. John Frederick Judge as a Director              Mgmt          For                            For
       of the Company

4.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of KPMG as the Auditor for the ensuing year

5.     Approve the participation of Mr. Jonathan Peter           Mgmt          For                            For
       Ling, the Chief Executive Officer and the Managing
       Director, in the Company's Executive Long-Term
       Share Scheme on the terms as specified and
       including the provision of financial assistance
       to Mr. Ling by the Company or a subsidiary
       of the Company; by way of an interest free
       loan

       Any other business                                        Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO DE CONSTRUCCIONES Y CONTRATAS S A                                                   Agenda Number:  701947927
--------------------------------------------------------------------------------------------------------------------------
        Security:  E52236143
    Meeting Type:  OGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  ES0122060314
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       11 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, the Management               Mgmt          For                            For
       report and the Board Management of the FCC
       and the consolidated Group 2008

2.     Approve the application of the 2008 result                Mgmt          For                            For

3.1    Re-elect Eac Inversiones Corporativas as Board            Mgmt          Against                        Against
       Member

3.2    Re-elect Mr. Rafael Montes Sanchez as a Board             Mgmt          Against                        Against
       Member

4.1    Approve the modification of the Article 17 of             Mgmt          For                            For
       the Company's Bylaws

4.2    Approve the modification of the 42 Article of             Mgmt          For                            For
       the Company's Bylaws

5.     Approve the modification of the Article 11 of             Mgmt          For                            For
       the OGM Bylaws

6.     Authorize the Board for the acquisition of own            Mgmt          For                            For
       shares

7.     Approve the share capital reduction through               Mgmt          For                            For
       redemption of own shares; delegation to the
       powers for the execution of the agreement

8.     Re-elect the Auditors                                     Mgmt          For                            For

9.     Approve the delegation to the powers for the              Mgmt          For                            For
       inscription of the agreements

10.    Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FONCIERE DES REGIONS, METZ                                                                  Agenda Number:  701855186
--------------------------------------------------------------------------------------------------------------------------
        Security:  F42399109
    Meeting Type:  OGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  FR0000064578
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting    No vote
       YOU.

O.1    Receive the report of the Executive Committee,            Mgmt          For                            For
       the remarks of the Supervisory Board and the
       report of the Auditors and approve the Company's
       financial statements for the YE 31 DEC 2008,
       as presented and showing loss of EUR 71,424,552.98

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, it approves
       the net loss group share which amounts to EUR
       556,524,000.00

O.3    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the result for
       the FY be appropriated as follows: allocation
       of the loss as a deficit in retained earnings
       reduced from EUR 55,437,028.22 to EUR 0.00,
       the balance of EUR 15,987,524.76 to the 'issue
       premium' account reduced from EUR 1,779,788,368.60
       to EUR 1,763,800,843.84; dividends: EUR 217,764,921.30,
       the shareholders will receive a net dividend
       of EUR 5.30 per share, for the 41,087,721 shares,
       deducted from the 'merger premium' account
       reduced to EUR 183,831,932.78, this dividend
       is entitled to the 40% deduction provided by
       the French Tax Code, it will be paid on 29
       MAY 2009 in the event that the Company holds
       some of its own shares on the day the dividend
       is paid, the amount of the unpaid dividend
       on such shares shall be allocated to the 'issue
       merger, contribution premium' accounts, the
       dividend deducted from the Company's income,
       exempted from Corporate tax, is of EUR 68,254,133.00
       as required By law

O.4    Approve that the dividend payment will be carried         Mgmt          For                            For
       out in cash or in shares as per the following
       conditions: reinvestment period will be effective
       from a 30 APR 2009 to 22 MAY 2009, the new
       shares will be created with dividend rights
       as of 01 JAN 2009, after the shareholders will
       receive the dividend payment in cash; authorize
       the Executive Committee to take all necessary
       measures and accomplish all necessary formalities

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-86 of
       the French Commercial Code and approve said
       report and the agreements referred to therein

O.6    Authorize the Executive Committee to buy back             Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 100.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 150,000,000.00; and authorize
       the Executive Committee to take all necessary
       measures and accomplish all necessary formalities;
       [Authorization is given for a 18 month period];
       it supersedes the authorization granted by
       the ordinary and extraordinary shareholders'
       meeting of 16 MAY 2008 in its Resolution 5

O.7    Ratify the Co-optation of the Company Mr. Monroe          Mgmt          For                            For
       as Member of the Supervisory Board, to replace
       the Company Batipart Immobilier, for the remainder
       of the Company Batipart Immobilier's term of
       office, i.e. until the ordinary shareholders
       meeting called to approve the financial statements
       for the FYE 31 DEC 2012

O.8    Ratify the co-optation of Mr. Olivier Piani               Mgmt          For                            For
       as a Member of the Supervisory Board, to replace
       the Company ISM, for the remainder of the Company
       ISM's term of office, i.e. until the ordinary
       shareholders meeting called to approve the
       financial statements for the FYE 31 DEC 2012

O.9    Ratify the co-optation of Mr. A. C. M. Vie as             Mgmt          For                            For
       a Member of the Supervisory Board, to replace
       Mr. Pierre Latrobe, for the remainder of Mr.
       Pierre Latrobe's term of office, i.e. until
       the ordinary shareholders meeting called to
       approve the financial statements for the FYE
       31 DEC 2012

E.10   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital , in one or more occasions,
       by a maximum nominal amount of EUR 20,000,000.00
       by way of capitalizing reserves, profits, premiums
       or other sums, provided that such capitalization
       is allowed By law and under the By Law, by
       issuing bonus shares of raising the par value
       of existing shares, or by a combination of
       these 2 methods, the maximum nominal amount
       of capital increases to be carried out by virtue
       of the present delegation, shall count against
       the overall ceiling of capital increase of
       EUR 200,000,000.00 set forth in Resolution
       11; to take all necessary measures and accomplish
       all necessary formalities; [Authorization is
       given for a 26 month period]; it supersedes
       the part unused of the delegation granted by
       the ordinary and extraordinary shareholders'
       meeting of 04 MAY 2007 in its Resolution 11

E.11   Authorize the Executive Committee to increase             Mgmt          Against                        Against
       on one or more occasions, in France or abroad,
       the share capital by issuance, with the shareholders
       preferred subscription rights maintained, of
       Company's shares other than preference shares
       or securities giving access to the capital,
       the maximum nominal amount of capital increases
       to be carried out under this delegation of
       authority shall not exceed EUR 200,000,000.00,
       the nominal amount of debt shall not exceed
       EUR 1,000,000,000.00'; to take all necessary
       measures and accomplish all necessary formalities

E.12   Authorize the Board to increase capital in the            Mgmt          Against                        Against
       event of additional demand related to delegation
       submitted to shareholders vote above

E.13   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.14   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.15   Amend the Article 12 of the Bylaws regarding              Mgmt          For                            For
       Supervisory Board appointment

E.16   Grant authority for the filing of required documents/otherMgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 FONDIARIA - SAI SPA, FIRENZE                                                                Agenda Number:  701851556
--------------------------------------------------------------------------------------------------------------------------
        Security:  T4689Q101
    Meeting Type:  MIX
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  IT0001463071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT WITH REFERENCE TO THE RESOLUTIONS        Non-Voting    No vote
       2 AND 4 OF THE AGM BOARD OF DIRECTORS AND BOARD
       OF AUDITORS WILL BE APPOINTED BY SLATE VOTE.
       THANK YOU.

A.1    Approve the balance sheet at 31 DEC 2008, Board           Mgmt          No Action
       of Directors reporting on the Management, Board
       of Auditors and External Auditors reporting,
       related and consequential resolutions

A.2    Appoint of the Board of Directors and related             Mgmt          No Action
       resolutions

A.3    Approve the emoluments to the Board of Directors          Mgmt          No Action

A.4    Appoint the Board of Auditors and its Chairman            Mgmt          No Action
       for business years 2009, 2010, 2011 upon determination
       of related emoluments

A.5    Authorize the Companys stipulation of an insurance        Mgmt          No Action
       policy against Corporate Bodies Civil responsibility

A.6    Approve the resolutions on own shares pursuant            Mgmt          No Action
       to Articles 2357 and 2357 TER of the Italian
       Civil Code

A.7    Approve the resolutions on the holding Premafin           Mgmt          No Action
       Finanziaria SPA shares in compliance with the
       Article 2359 Bis of the Italian Civil Code

E.1    Approve to update the Articles 3 and 17 of the            Mgmt          No Action
       Corporate Bylaws in compliance with the regulations
       ISVAP N. 15 dated 20 FEB 2008 related to the
       insurance group, related and consequential
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV, BRUXELLES                                                                     Agenda Number:  701763078
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4399L102
    Meeting Type:  EGM
    Meeting Date:  01-Dec-2008
          Ticker:
            ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening                                                   Non-Voting    No vote

2.     To comments on and justification of the recent            Non-Voting    No vote
       events and the decisions taken during the period
       28 SEP to 10 OCT 2008, with respect to the
       intervention of the Belgian, Dutch and Luxembourg
       states and the future acquisition by BNP Paribas
       of Fortis group assets

3.1    Appoint Mr. Etienne Davignon as a Non-Executive           Mgmt          No Action
       Member of the Board of Directors until the
       end of the AGM of Shareholders in 2009, Mr.
       Etienne Davignon will hold the title of Chairman

3.2    Appoint Mr. Jan Michiel Hessels as a Non-Executive        Mgmt          No Action
       Member of the Board of Directors until the
       end of the AGM of Shareholders in 2009

3.3    Appoint Mr. Philippe Bodson as a Non-Executive            Mgmt          No Action
       Member of the Board of Directors until the
       end of the AGM of Shareholders in 2009

3.4    Appoint Mr. Louis Cheung Chi Yan as a Non-Executive       Mgmt          No Action
       Member of the Board of Directors until the
       end of the AGM of Shareholders in 2009

3.5    Appoint Mr. Karel De Boeck as a Member of the             Mgmt          No Action
       Board of Directors until the end of the OGM
       of Shareholders in 2010, and Mr. Karel De Boeck
       will carry out the function of Executive Director
       and will hold the title of Chief Executive
       Officer in accordance with the current Articles
       of Association

4.     Closure                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV, BRUXELLES                                                                     Agenda Number:  701763597
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4399L102
    Meeting Type:  OGM
    Meeting Date:  02-Dec-2008
          Ticker:
            ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening                                                   Non-Voting    No vote

2.     To comments on and justification of the recent            Non-Voting    No vote
       events and the decisions taken during the period
       28 SEP to 10 OCT 2008, with respect to the
       intervention of the Belgian, Dutch and Luxembourg
       states and the future acquisition by BNP Paribas
       of Fortis group assets

3.1    Appoint Mr. Etienne Davignon as a Non-Executive           Mgmt          No Action
       Member of the Board of Directors until the
       end of the OGM of Shareholders in 2009, Mr.
       Etienne Davignon will hold the title of Chairman

3.2    Appoint Mr. Jan Michiel Hessels as a Non-Executive        Mgmt          No Action
       Member of the Board of Directors until the
       end of the OGM of Shareholders in 2009

3.3    Appoint Mr. Philippe Bodson as a Non-Executive            Mgmt          No Action
       Member of the Board of Directors until the
       end of the OGM of Shareholders in 2009

3.4    Appoint Mr. Louis Cheung Chi Yan as a Non-Executive       Mgmt          No Action
       Member of the Board of Directors until the
       end of the OGM of Shareholders in 2009

3.5    Appoint Mr. Karel De Boeck as a Member of the             Mgmt          No Action
       Board of Directors until the end of the OGM
       of Shareholders in 2010, and Mr. Karel De Boeck
       will carry out the function of Executive Director
       and will hold the title of Chief Executive
       Officer in accordance with the current Articles
       of Association

       PLEASE NOTE THAT THE VALIDITY ON THIS FOURTH              Non-Voting    No vote
       POINT, THE MEETING MUST HAVE THE QUORUM OF
       ATTENDANCE REQUIRED I.E. AT LEAST 50% OF THE
       CAPITAL MUST BE REPRESENTED. IF, AS THE EXPERIENCE
       OF RECENT YEARS SUGGESTS, THIS QUORUM IN NOT
       REACHED, A NEW MEETING OF SHARESHOLDERS OF
       FORTIS SA/NV DEVOTED EXCLUSIVELY TO THIS POINT
       WILL BE CONVENED FOR 19 DEC 2008. IN THAT CASE,
       SHAREHOLDERS WILL BE NOTIFIED BY AN ANNOUNCEMENT
       IN THE PRESS ON 26 NOV 2008. THANK YOU.

4.1    To Special report by the Board of Directors               Non-Voting    No vote
       and deliberation in accordance with Article
       633, paragraph 1 of the Companies code

4.2    Approve to continue the business of the Company           Mgmt          No Action
       after having been informed of the measures
       set out in the special report aimed at turning
       around the financial situation of the Company

       Closure                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV, BRUXELLES                                                                     Agenda Number:  701778841
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4399L102
    Meeting Type:  EGM
    Meeting Date:  19-Dec-2008
          Ticker:
            ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Opening                                                   Non-Voting    No vote

2.1    Receive the special report by the Board of Directors      Non-Voting    No vote
       and deliberation in accordance with Article
       633, paragraph 1 of the Company's Code

2.2    Approve to continue the business of the Company           Mgmt          No Action
       after having been informed of the measures
       as specified special report aimed at turning
       around the financial situations of the Company

3.     Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV, BRUXELLES                                                                     Agenda Number:  701787004
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4399L102
    Meeting Type:  OGM
    Meeting Date:  19-Dec-2008
          Ticker:
            ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Approve to postpone the decision to continue              Mgmt          No Action
       the business of the Company




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV, BRUXELLES                                                                     Agenda Number:  701802868
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4399L102
    Meeting Type:  OGM
    Meeting Date:  11-Feb-2009
          Ticker:
            ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening                                                   Non-Voting    No vote

       We remind shareholders of the specific nature             Non-Voting    No vote
       of item 2 on the agenda of Fortis SA/NV, which
       requires the shareholder to complete both parts
       of the proxy, stating in each part the respective
       number of shares with which he/she/it is entitled
       to vote. Shareholders must therefore be able
       to prove that they were already shareholders
       on 14 October 2008. Moreover, they will only
       be entitled to vote with regard to this item
       on the basis of the number of shares they held
       on 14 October 2008, and which they continue
       to hold as of the date of completing these
       formalities. We therefore request shareholders
       who already held shares on 14 October 2008
       to ask their financial institution to also
       state in the document to be communicated to
       the company to confirm that the shares have
       been blocked the number of shares that they
       held on the aforementioned date (it being understood
       that this number should be limited to the number
       of shares held on the date of completing these
       formalities). Additional information can be
       found at the following URL: http://materials.proxyvote.com/Approved/99999Z/19840101/INFST_32905.PDF

2.     Approval of the decisions taken on 3, 5 and               Mgmt          No Action
       6 October 2008 by the Board of Directors of
       Fortis SA/NV and of the agreements entered
       into in implementation of these decisions (General
       Meeting of Shareholders convened by the co-chairmen
       of the Committee of Experts appointed by the
       Court of Appeal of Brussels)

2.1    Report of the Board of Directors.                         Non-Voting    No vote

2.2    Interim report of the Committee of Experts:               Non-Voting    No vote
       conclusions and prospects.

2.3    Comments of the Board of Directors on the interim         Non-Voting    No vote
       report of the Committee of Experts.

2.4    Proposal to vote on item 2.5 on the agenda.               Mgmt          No Action

2.5    Proposal to approve the sale of 100% of the               Mgmt          No Action
       shares of Fortis Bank Nederland (Holding) N.V.,
       Fortis Verzekeringen Nederland N.V. and Fortis
       Corporate Insurance N.V. to the Dutch state
       on 3 October 2008 in implementation of the
       decision of the Board of Directors of 3 October
       2008, as summarised in the shareholder circular.

2.6    Proposal to vote on item 2.7 on the agenda.               Mgmt          No Action

2.7    Proposal to approve the sale of the remaining             Mgmt          No Action
       50% + 1 share of Fortis Bank SA/NV to the Federal
       Participation and Investment Corporation (SFPI/FPIM)
       on 10 October 2008 and the transactions to
       be entered into, as the case may be, with the
       SFPI/FPIM in implementation of the decision
       of the Board of Directors of 5 and 6 October
       2008, as this sale and these transactions are
       summarised in the shareholder circular.

2.8    Proposal to vote on item 2.9 on the agenda.               Mgmt          No Action

2.9    Proposal to approve the sale of 100% of the               Mgmt          No Action
       shares of Fortis Insurance Belgium SA/NV to
       BNP Paribas S.A. on 10 October 2008 and the
       transactions to be entered into with BNP Paribas
       S.A. and the Federal Participation and Investment
       Corporation (SFPI/FPIM) in implementation of
       the decision of the Board of Directors of 5
       and 6 October 2008, as this sale and these
       transactions are summarised in the shareholder
       circular.

3.     Board of Directors; Appointments (General Meeting         Mgmt          No Action
       of Shareholders convened by the Board of Directors)
       The Chairman of the General Meeting of Shareholders
       will acknowledge the resignation of Mr Jan-Michiel
       Hessels, Mr Philippe Bodson, Mr Richard Delbridge,
       Dame Clara Furse, Mr Reiner Hagemann, Mr Jacques
       Manardo, Mr Alo s Michielsen, Mr Ronald Sandler,
       Mr Rana Talwar and Mr Klaas Westdijk, provided
       that the Board of Directors is composed of
       at least three members following the appointments
       proposed below. Proposal to appoint, subject
       to approval by the CBFA and appointment as
       a member of the Board of Directors of Fortis
       N.V.

3.1    Mr Ludwig Criel, as non-executive member of               Mgmt          No Action
       the Board of Directors, until the conclusion
       of the Ordinary General Meeting of Shareholders
       of 2011.

3.2    Mr Guy de Selliers de Moranville, as non-executive        Mgmt          No Action
       member of the Board of Directors, until the
       conclusion of the Ordinary General Meeting
       of Shareholders of 2011.

3.3    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL.         Shr           No Action
       Mr Philippe Casier, as non-executive member
       of the Board of Directors, until the conclusion
       of the Ordinary General Meeting of Shareholders
       of 2011. The candidacy of Mr Philippe Casier
       has been proposed by a group  of shareholders
       representing at least 1% of the capital and
       represented by Deminor International SCRL and
       the Vereniging van Effectenbezitters (VEB),
       in accordance with Article 18 b) 4) ii of the
       Articles of Association.

3.4    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL.         Shr           No Action
       Mr Jozef De Mey, as non-executive member of
       the Board of Directors, until the conclusion
       of the Ordinary General Meeting of Shareholders
       of 2011. The candidacy of Mr Jozef De Mey has
       been proposed by Ping An  Insurance (Group)
       Company of China, Ltd., a shareholder representing
       at least 1% of the capital, in accordance with
       Article 18 b) 4) ii of the Articles of Association.

3.5    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL.         Shr           No Action
       Mr Andrew Doman, as non-executive member of
       the Board of Directors, until the conclusion
       of the Ordinary General Meeting of Shareholders
       of 2011. The candidacy of Mr Andrew Doman has
       been proposed by Ping An Insurance (Group)
       Company of China, Ltd., a shareholder representing
       at least 1% of the capital, in accordance with
       Article 18 b) 4) ii of the Articles of Association.

3.6    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL.         Shr           No Action
       Mr Georges Ugeux, as non-executive member of
       the Board of Directors, until the conclusion
       of the Ordinary General Meeting of Shareholders
       of 2011. The candidacy of Mr Georges Ugeux
       has been proposed by a group of shareholders
       representing at least 1% of the capital and
       represented by Deminor International SCRL and
       the Vereniging van Effectenbezitters (VEB),
       in accordance with Article 18 b) 4) ii of the
       Articles of Association.

3.7    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL.         Shr           No Action
       Mr Dirk van Daele, as non-executive member
       of the Board of Directors, until the conclusion
       of the Ordinary General Meeting of Shareholders
       of 2011. The candidacy of Mr Dirk van Daele
       has been proposed by a group  of shareholders
       representing at least 1% of the capital and
       represented by Deminor International SCRL and
       the Vereniging van Effectenbezitters (VEB),
       in accordance with Article 18 b) 4) ii of the
       Articles of Association.

3.8    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL.         Shr           No Action
       Mr Jan Zegering Hadders, as non-executive member
       of the Board of Directors, until the conclusion
       of the Ordinary General Meeting of Shareholders
       of 2011. The candidacy of Mr Jan Zegering Hadders
       has been  proposed by a group of shareholders
       representing at least 1% of the capital and
       represented by Deminor International SCRL and
       the Vereniging van Effectenbezitters (VEB),
       in accordance with Article 18 b) 4) ii of the
       Articles of Association.

4.     Close                                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV, BRUXELLES                                                                     Agenda Number:  701802870
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4399L102
    Meeting Type:  OGM
    Meeting Date:  11-Feb-2009
          Ticker:
            ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening                                                   Non-Voting    No vote

       We remind shareholders of the specific nature             Non-Voting    No vote
       of item 2 on the agenda of Fortis SA/NV, which
       requires the shareholder to complete both parts
       of the proxy, stating in each part the respective
       number of shares with which he/she/it is entitled
       to vote. Shareholders must therefore be able
       to prove that they were already shareholders
       on 14 October 2008. Moreover, they will only
       be entitled to vote with regard to this item
       on the basis of the number of shares they held
       on 14 October 2008, and which they continue
       to hold as of the date of completing these
       formalities. We therefore request shareholders
       who already held shares on 14 October 2008
       to ask their financial institution to also
       state in the document to be communicated to
       the company to confirm that the shares have
       been blocked the number of shares that they
       held on the aforementioned date (it being understood
       that this number should be limited to the number
       of shares held on the date of completing these
       formalities). AS PER THIS REQUIREMENT RESOLUTION
       NUMBERS 2 - 2.9 ARE CODED AS NON-VOTEABLE IN
       THIS AGENDA. SHAREHOLDERS WHO HELD SHARES ON
       OCTOBER 14, 2008 SHOULD NOT VOTE AT THIS MEETING
       AND WILL NEED TO VOTE ON MID 531482 TO VOTE
       RESOLUTIONS 2 - 2.9 AS WELL AS THE REST OF
       THE AGENDA. ONLY SHAREHOLDERS WHO DID NOT HOLD
       SHARES ON OCTOBER 14, 2008 SHOULD VOTE ON THIS
       MEETING AGENDA. Additional information can
       be found at the following URL: http://materials.proxyvote.com/Approved/99999Z/19840101/INFST_32905.PDF

2.     Approval of the decisions taken on 3, 5 and               Non-Voting    No vote
       6 October 2008 by the Board of Directors of
       Fortis SA/NV and of the agreements entered
       into in implementation of these decisions (General
       Meeting of Shareholders convened by the co-chairmen
       of the Committee of Experts appointed by the
       Court of Appeal of Brussels)

2.1    Report of the Board of Directors.                         Non-Voting    No vote

2.2    Interim report of the Committee of Experts:               Non-Voting    No vote
       conclusions and prospects.

2.3    Comments of the Board of Directors on the interim         Non-Voting    No vote
       report of the Committee of Experts.

2.4    Proposal to vote on item 2.5 on the agenda.               Non-Voting    No vote

2.5    Proposal to approve the sale of 100% of the               Non-Voting    No vote
       shares of Fortis Bank Nederland (Holding) N.V.,
       Fortis Verzekeringen Nederland N.V. and Fortis
       Corporate Insurance N.V. to the Dutch state
       on 3 October 2008 in implementation of the
       decision of the Board of Directors of 3 October
       2008, as summarised in the shareholder circular.

2.6    Proposal to vote on item 2.7 on the agenda.               Non-Voting    No vote

2.7    Proposal to approve the sale of the remaining             Non-Voting    No vote
       50% + 1 share of Fortis Bank SA/NV to the Federal
       Participation and Investment Corporation (SFPI/FPIM)
       on 10 October 2008 and the transactions to
       be entered into, as the case may be, with the
       SFPI/FPIM in implementation of the decision
       of the Board of Directors of 5 and 6 October
       2008, as this sale and these transactions are
       summarised in the shareholder circular.

2.8    Proposal to vote on item 2.9 on the agenda.               Non-Voting    No vote

2.9    Proposal to approve the sale of 100% of the               Non-Voting    No vote
       shares of Fortis Insurance Belgium SA/NV to
       BNP Paribas S.A. on 10 October 2008 and the
       transactions to be entered into with BNP Paribas
       S.A. and the Federal Participation and Investment
       Corporation (SFPI/FPIM) in implementation of
       the decision of the Board of Directors of 5
       and 6 October 2008, as this sale and these
       transactions are summarised in the shareholder
       circular.

3      Board of Directors; Appointments (General Meeting         Mgmt          No Action
       of Shareholders convened by the Board of Directors)
       The Chairman of the General Meeting of Shareholders
       will acknowledge the resignation of Mr Jan-Michiel
       Hessels, Mr Philippe Bodson, Mr Richard Delbridge,
       Dame Clara Furse, Mr Reiner Hagemann, Mr Jacques
       Manardo, Mr Alo s Michielsen, Mr Ronald Sandler,
       Mr Rana Talwar and Mr Klaas Westdijk, provided
       that the Board of Directors is composed of
       at least three members following the appointments
       proposed below. Proposal to appoint, subject
       to approval by the CBFA and appointment as
       a member of the Board of Directors of Fortis
       N.V.

3.1    Mr Ludwig Criel, as non-executive member of               Mgmt          No Action
       the Board of Directors, until the conclusion
       of the Ordinary General Meeting of Shareholders
       of 2011.

3.2    Mr Guy de Selliers de Moranville, as non-executive        Mgmt          No Action
       member of the Board of Directors, until the
       conclusion of the Ordinary General Meeting
       of Shareholders of 2011.

3.3    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL.         Shr           No Action
       Mr Philippe Casier, as non-executive member
       of the Board of Directors, until the conclusion
       of the Ordinary General Meeting of Shareholders
       of 2011. The candidacy of Mr Philippe Casier
       has been proposed by a group  of shareholders
       representing at least 1% of the capital and
       represented by Deminor International SCRL and
       the Vereniging van Effectenbezitters (VEB),
       in accordance with Article 18 b) 4) ii of the
       Articles of Association.

3.4    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL.         Shr           No Action
       Mr Jozef De Mey, as non-executive member of
       the Board of Directors, until the conclusion
       of the Ordinary General Meeting of Shareholders
       of 2011. The candidacy of Mr Jozef De Mey has
       been proposed by Ping An  Insurance (Group)
       Company of China, Ltd., a shareholder representing
       at least 1% of the capital, in accordance with
       Article 18 b) 4) ii of the Articles of Association.

3.5    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL.         Shr           No Action
       Mr Andrew Doman, as non-executive member of
       the Board of Directors, until the conclusion
       of the Ordinary General Meeting of Shareholders
       of 2011. The candidacy of Mr Andrew Doman has
       been proposed by Ping An Insurance (Group)
       Company of China, Ltd., a shareholder representing
       at least 1% of the capital, in accordance with
       Article 18 b) 4) ii of the Articles of Association.

3.6    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL.         Shr           No Action
       Mr Georges Ugeux, as non-executive member of
       the Board of Directors, until the conclusion
       of the Ordinary General Meeting of Shareholders
       of 2011. The candidacy of Mr Georges Ugeux
       has been proposed by a group of shareholders
       representing at least 1% of the capital and
       represented by Deminor International SCRL and
       the Vereniging van Effectenbezitters (VEB),
       in accordance with Article 18 b) 4) ii of the
       Articles of Association.

3.7    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL.         Shr           No Action
       Mr Dirk van Daele, as non-executive member
       of the Board of Directors, until the conclusion
       of the Ordinary General Meeting of Shareholders
       of 2011. The candidacy of Mr Dirk van Daele
       has been proposed by a group  of shareholders
       representing at least 1% of the capital and
       represented by Deminor International SCRL and
       the Vereniging van Effectenbezitters (VEB),
       in accordance with Article 18 b) 4) ii of the
       Articles of Association.

3.8    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL.         Shr           No Action
       Mr Jan Zegering Hadders, as non-executive member
       of the Board of Directors, until the conclusion
       of the Ordinary General Meeting of Shareholders
       of 2011. The candidacy of Mr Jan Zegering Hadders
       has been  proposed by a group of shareholders
       representing at least 1% of the capital and
       represented by Deminor International SCRL and
       the Vereniging van Effectenbezitters (VEB),
       in accordance with Article 18 b) 4) ii of the
       Articles of Association.

4.     Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV, BRUXELLES                                                                     Agenda Number:  701804913
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4399L102
    Meeting Type:  OGM
    Meeting Date:  13-Feb-2009
          Ticker:
            ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.1    Elect Mr Ludwig Criel, as non-executive member            Mgmt          No Action
       of the Board of Directors, until the conclusion
       of the Annual General  Meeting of Shareholders
       of 2011.

2.2    Elect Mr Guy de Selliers de Moranville, as non-executive  Mgmt          No Action
       member of the Board of Directors, until the
       conclusion of the  Annual General Meeting of
       Shareholders of 2011.

2.3    General Meeting of Shareholders of 2011. The              Mgmt          No Action
       candidacy of Mr Philippe Casier has been proposed
       by a group of  shareholders representing at
       least 1% of the capital and represented by
       Deminor International SCRL and the  Vereniging
       van Effectenbezitters (VEB), in accordance
       with Article 18 b) 4) ii of the Articles of
       Association.

2.4    Meeting of Shareholders of 2011. The candidacy            Mgmt          No Action
       of Mr Jozef De Mey has been proposed by Ping
       An Insurance  (Group) Company of China, Ltd.,
       a shareholder representing at least 1% of the
       capital, in accordance with Article  18 b)
       4) ii of the Articles of Association.

2.5    General Meeting of Shareholders of 2011. The              Mgmt          No Action
       candidacy of Mr Andrew Doman has been proposed
       by Ping An  Insurance (Group) Company of China,
       Ltd., a shareholder representing at least 1%
       of the capital, in accordance  with Article
       18 b) 4) ii of the Articles of Association.

2.6    General Meeting of Shareholders of 2011. The              Mgmt          No Action
       candidacy of Mr Georges Ugeux has been proposed
       by a group of  shareholders representing at
       least 1% of the capital and represented by
       Deminor International SCRL and the  Vereniging
       van Effectenbezitters (VEB), in accordance
       with Article 18 b) 4) ii of the Articles of
       Association.

2.7    General Meeting of Shareholders of 2011. The              Mgmt          No Action
       candidacy of Mr Dirk van Daele has been proposed
       by a group of  shareholders representing at
       least 1% of the capital and represented by
       Deminor International SCRL and the  Vereniging
       van Effectenbezitters (VEB), in accordance
       with Article 18 b) 4) ii of the Articles of
       Association.

2.8    General Meeting of Shareholders of 2011. The              Mgmt          No Action
       candidacy of Mr Jan Zegering Hadders has been
       proposed by a  group of shareholders representing
       at least 1% of the capital and represented
       by Deminor International SCRL and  the Vereniging
       van Effectenbezitters (VEB), in accordance
       with Article 18 b) 4) ii of the Articles of
       Association.

3.     The amendment of the Articles of Association              Mgmt          No Action
       relates to a limited indemnification under
       the Articles of Association, customary  in
       the Netherlands, for persons who were as at
       3 October 2008 or who became after 3 October
       2008 members of the Board of  Directors of
       the company.

4.     Close                                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV, BRUXELLES                                                                     Agenda Number:  701851190
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4399L102
    Meeting Type:  OGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening                                                   Non-Voting    No vote

2.     Approve, project with BNP Paribas proposal,               Mgmt          No Action
       the project based, on the one hand, on the
       partnering of Fortis Bank SA/NV to BNP Paribas
       S.A. and, on the other hand, on the consolidation
       of the 'Bancassurance Model' through a sale
       by Fortis Insurance N.V. of 25% plus one share
       in Fortis Insurance Belgium SA/NV to Fortis
       Bank SA/NV and through the creation of a strategic
       partnership between the BNP Paribas Group [including
       Fortis Bank SA/NV] and the Fortis Group; the
       terms and conditions of this project are as
       specified in an agreement between Fortis SA/NV,
       Fortis N.V., Fortis Brussels SA/NV, Fortis
       Utrecht N.V., Fortis Insurance N.V., BNP Paribas
       S.A., the Societe Federale de Participations
       et d'Investissement/Federale Participatieen
       Investeringsmaatschappij, the Belgian state,
       Fortis Bank SA/NV and Fortis Insurance Belgium
       SA/NV and as specified

3.1    Appoint Mr. Frank Arts as a Non-Executive Member          Mgmt          No Action
       of the Board of Directors, until the end of
       the AGM of Shareholders of 2011

3.2    Appoint Mr. Guy De Selliers De Moranville as              Mgmt          No Action
       a Non-Executive Member of the Board of Directors,
       until the end of the AGM of Shareholders of
       2011

3.3    Appoint Mr. Roel Nieuwdorp as a Non-Executive             Mgmt          No Action
       Member of the Board of Directors, until the
       end of the AGM of Shareholders of 2011

3.4    Appoint Mr. Lionel Perl as a Non-Executive Member         Mgmt          No Action
       of the Board of Directors, until the end of
       the AGM of Shareholders of 2011

3.5    Appoint Mr. Jin Shaoliang as a Non-Executive              Mgmt          No Action
       Member of the Board of Directors, until the
       end of the AGM of Shareholders of 2011

4.1    Amend the Articles of Association in accordance           Mgmt          No Action
       with a draft prepared by De Brauw Blackstone
       Westbroek N.V., the amendments include: [i]
       a change of the registered seat to Utrecht,
       [ii] a decrease of the registered capital and
       a deletion of all references to Preference
       Shares, [iii] a reduction of the maximum number
       of Directors to 11 and [iv] the introduction
       of a limited indemnification for the Directors

4.2    Authorize any and all Members of the Board of             Mgmt          No Action
       Directors as well as any and all Civil-Law
       notaries, Associates and paralegals practicing
       with De Brauw Blackstone Westbroek to finalize
       the required notarial deed of amendment to
       the Articles of Association, to apply for the
       required ministerial declaration of no objection,
       as well as to execute the notarial deed of
       amendment to the Articles of Association

       Closing                                                   Non-Voting    No vote

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL FOR
       THE RESOLUTION 4 OF THE AGENDA ON 28 APR 2009
       TOGETHER WITH THE AGM. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF SECOND CALL DATE. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV, BRUXELLES                                                                     Agenda Number:  701850097
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4399L102
    Meeting Type:  AGM
    Meeting Date:  09-Apr-2009
          Ticker:
            ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Open meeting                                              Non-Voting    No vote

2.     Approve the proposed transactions between Fortis          Mgmt          No Action
       SA/NV, BNP Paribas S.A., the Belgian State,
       and related parties, as laid down in the shareholder
       circular

3.1.   Elect Mr. Frank Arts as a Director                        Mgmt          No Action

3.2.   Elect Mr. Guy De Selliers De Moranville as a              Mgmt          No Action
       Director

3.3.   Elect Mr. Roel Nieuwdorp as a Director                    Mgmt          No Action

3.4.   Elect Mr. Lionel Perl as a Director                       Mgmt          No Action

3.5.   Elect Mr. Jin Shaoliang as a Director                     Mgmt          No Action

4.1.   Authorize the repurchase of upto 10% of issued            Mgmt          No Action
       share capital

4.2.   Authorize the disposal of, including reissuance,          Mgmt          No Action
       of repurchased shares

5.1.1  Approve the reduction in share capital to set             Mgmt          No Action
       off losses for FY 2008

5.1.2  Approve the reduction in share capital, book              Mgmt          No Action
       corresponding amount under 'reserves available
       for distribution, and amend Articles accordingly

5.2.1  Receive the special Board report                          Non-Voting    No vote

5.2.2  Grant authority for the issuance of equity with           Mgmt          No Action
       or without preemptive rights and amend Articles
       accordingly

5.3.   Amend the Articles regarding decrease maximum             Mgmt          No Action
       number of Directors

       Close meeting                                             Non-Voting    No vote

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No Action
       REACH QUORUM, THERE WILL BE A SECOND CALL FOR
       THE RESOLUTIONS 4 AND 5 ON 28 APR 2009 TOGETHER
       WITH THE OGM. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF SECOND CALL DATE. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV, BRUXELLES                                                                     Agenda Number:  701900032
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4399L102
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening                                                   Non-Voting    No vote

2.     Approve, the project based, on the one hand,              Mgmt          No Action
       on the partnering of Fortis Bank SA/NV to BNP
       Paribas S.A. and, on the other hand, on the
       consolidation of the 'bancasurance model' through
       a sale by Fortis Insurance N.V. of 25%+1 share
       in Fortis Insurance Belgium SA/NV to Fortis
       Bank SA/NV and through the creation of a strategic
       partnership between the BNP Paribas Group [including
       Fortis Bank SA/NV] and the Fortis Group, the
       terms and conditions of this project are laid
       down in an Agreement between Fortis SA/NV,
       Fortis N.V., Fortis Brussels SA/NV, Fortis
       Utrecht N.V., Fortis Insurance N.V., BNP Paribas
       S.A., the Soci t  F d rale de Participations
       SA/NV et d'Investissement/Federale Participatie-
       en Investeringsmaatschappij SA/NV, the Belgian
       State, Fortis Bank SA/NV and Fortis Insurance
       Belgium SA/NV and are summarized in the shareholder
       circular

3.1.1  Discussion of the annual report on the financial          Non-Voting    No vote
       year 2008

3.1.2  Discussion of the consolidated annual accounts            Non-Voting    No vote
       for the financial year 2008

3.1.3  Approve the discussion and proposal, of the               Mgmt          No Action
       statutory annual accounts of the Company for
       the FY 2008

3.1.4  Approve the profit appropriation of the Company           Mgmt          No Action
       for the FY 2007

3.2    Comments on dividend policy                               Non-Voting    No vote

3.3.1  Grant discharge to the Members of the Board               Mgmt          No Action
       of Directors for the financial year 2008

3.3.2  Grant discharge to the Auditors for the financial         Mgmt          No Action
       year 2008

4.     Comments on Fortis' governance relating to the            Non-Voting    No vote
       reference codes and the applicable provisions
       regarding Corporate governance

5.1    Appoint Mr. Frank Arts as a Non-Executive Member          Mgmt          No Action
       of the Board of Directors, until the end of
       the OGM of Shareholders of 2011

5.2    Appoint Mr. Knight Guy de Selliers de Moranville          Mgmt          No Action
       as a Non-Executive Member of the Board of Directors,
       until the end of the OGM of Shareholders of
       2011

5.3    Appoint Mr. Roel Nieuwdorp as a Non-Executive             Mgmt          No Action
       Member of the Board of Directors, until the
       end of the OGM of Shareholders of 2011

5.4    Appoint Mr. Lionel Perl as a Non-Executive Member         Mgmt          No Action
       of the Board of Directors, until the end of
       the OGM of Shareholders of 2011

5.5    Appoint Mr. Jin Shaoliang as a Non-Executive              Mgmt          No Action
       Member of the Board of Directors, until the
       end of the OGM of Shareholders of 2011

6.1    Authorize the Board of Directors of the company,          Mgmt          No Action
       and the Boards of its direct subsidiaries,
       to acquire Fortis Units, in which twinned Fortis
       SA/NV shares are incorporated, up to maximum
       10% of the issued shares, for exchange values
       equivalent to the closing price of the Fortis
       Unit on Euronext Brussels and Euronext Amsterdam
       on the day immediately preceding the acquisition,
       plus a maximum of 15% or minus a maximum of
       15%, [for a period of 18 months starting after
       the end of the General Meeting which will deliberate
       this point]

6.2    Authorize the Board of Directors of the company           Mgmt          No Action
       and the Boards of its direct subsidiaries,
       to dispose of Fortis Units, in which twinned
       Fortis SA/NV shares are incorporated, under
       the conditions it will determine; [for a period
       of 18 months starting after the end of the
       General Meeting which will deliberate this
       point]

7.1.1  Approve, the proposal, to restructure the own             Mgmt          No Action
       funds of the Company and to reduce the Company
       capital in order to discharge EUR 22,506,376,781.48
       in losses recorded by the Company (statutory
       accounts under Belgian GAAP 2008 year-end)
       in 2008 as follows: - Reduction of the Reserves
       available for distribution by an amount of
       EUR 5,357,718,878.08; - Reduction of the Share
       premium reserve by an amount of EUR 9,239,682,069.75;
       - Reduction of the Legal reserve by an amount
       of EUR 660,385,483.55; - Reduction of the Subscribed
       capital by an amount of EUR 7,248,590,350.10

7.1.2  Approve to reduce the Subscribed capital by               Mgmt          No Action
       an amount of EUR 2,475,574,860.76 and to add
       this amount to the reserves available for distribution;
       and proposal to amend Article 8 of the Articles
       of Association as specified, and the capital
       reductions will be applied in the first instance
       to the taxed reserves incorporated in the Subscribed
       capital and share premium reserves and subsequently
       to the paid-up Subscribed capital and Share
       premium as recognized for tax purposes, the
       capital reductions aim to restore Fortis SA/NVs
       capacity to distribute dividends in the future
       and to re-allow the Board of Directors to make
       use of the authorised capital by reducing the
       par value of the Fortis SA/NV shares to EUR
       0.42

7.2.1  Communication of the special report by the Board          Non-Voting    No vote
       of Directors on the use and purpose of the
       authorized capital prepared in accordance with
       Article 604 of the Belgian Companies code

7.2.2  Approve, to cancel the unused balance of the              Mgmt          No Action
       authorised capital, as mentioned in Article
       9 a) of the Articles of Association, existing
       at the date of the publication in the Belgian
       Official Gazette of the amendment to the Articles
       of Association of the Company resolved by the
       EGM of Shareholders and to modify the paragraph
       a) worded as specified

7.3    Amend article 13 a] first sentence as specified           Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV, BRUXELLES                                                                     Agenda Number:  701901616
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4399L102
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 555005 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY [POA] IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening                                                   Non-Voting    No vote

2.     Approve the project based, on the one hand,               Mgmt          No Action
       on the partnering of Fortis Bank SA/NV to BNP
       Paribas S.A. and, on the other hand, on the
       consolidation of the 'bancassurance model'
       through a sale by Fortis Insurance N.V. of
       25% plus one share in Fortis Insurance Belgium
       SA/NV to Fortis Bank SA/NV and through the
       creation of a strategic partnership between
       the BNP Paribas Group [including Fortis Bank
       SA/NV] and the Fortis Group. The terms and
       conditions of this project are laid down in
       an Agreement between Fortis SA/NV, Fortis N.V.,
       Fortis Brussels SA/NV, Fortis Utrecht N.V.,
       Fortis Insurance N.V., BNP Paribas S.A., the
       Societe Federale de Participations SA/NV et
       d'Investissement/Federale Participatie- en
       Investeringsmaatschappij SA/NV, the Belgian
       state, Fortis Bank SA/NV and Fortis Insurance
       Belgium SA/NV as specified

3.1.1  Discussion of the annual report on the financial          Non-Voting    No vote
       year 2008

3.1.2  Discussion of the consolidated annual accounts            Non-Voting    No vote
       for the financial year 2008

3.1.3  Adopt the statutory annual accounts of the Company        Mgmt          No Action
       for the FY 2008

3.2    Comments on dividend policy                               Non-Voting    No vote

3.3    Grant discharge to the Members of the Board               Mgmt          No Action
       of Directors for the financial year 2008

4.     Comments on Fortis' governance relating to the            Non-Voting    No vote
       reference codes and the applicable provisions
       regarding Corporate governance

5.1    Appoint Mr. Frank Arts as a Non-Executive Member          Mgmt          No Action
       of the Board of Directors, subject to the approval
       of the Dutch central bank and the appointment
       as a Member of the Board of Directors of Fortis
       SA/NV, until the end of the AGM of Shareholders
       of 2011

5.2    Appoint Mr. Knight Guy de Selliers de Moranville,         Mgmt          No Action
       as a Non-Executive Member of the Board of Directors,
       subject to the approval of the Dutch central
       bank and the appointment as a Member of the
       Board of Directors of Fortis SA/NV, until the
       end of the AGM of Shareholders of 2011

5.3    Appoint Mr. Roel Nieuwdorp, as a Non-Executive            Mgmt          No Action
       Member of the Board of Directors, subject to
       the approval of the Dutch central bank and
       the appointment as a Member of the Board of
       Directors of Fortis SA/NV, until the end of
       the AGM of Shareholders of 2011

5.4    Appoint Mr. Lionel Perl, as a Non-Executive               Mgmt          No Action
       Member of the Board of Directors, subject to
       the approval of the Dutch central bank and
       the appointment as a Member of the Board of
       Directors of Fortis SA/NV, until the end of
       the AGM of Shareholders of 2011

5.5    Appoint Mr. Jin Shaoliang, as a Non-Executive             Mgmt          No Action
       Member of the Board of Directors, subject to
       the approval of the Dutch central bank and
       the appointment as a Member of the Board of
       Directors of Fortis SA/NV, until the end of
       the AGM of Shareholders of 2011

6.1    Amend the Articles of Association in accordance           Mgmt          No Action
       with a draft prepared by De Brauw Blackstone
       Westbroek N.V. the amendments include [i] a
       change of the registered seat to Utrecht, [ii]
       a decrease of the authorized capital and a
       deletion of all references to Preference Shares,
       [iii] a reduction of the maximum number of
       Directors to 11 and [iv] the introduction of
       a limited indemnification for Directors

6.2    Amend the Article 3, as specified                         Mgmt          No Action

6.3    Authorize the Board of Directors, to amend paragraph      Mgmt          No Action
       b] of Article 9 with respect to the current
       delegation, to issue twinned shares or to grant
       rights to subscribe for shares, including the
       issue of options or conversion of options,
       and article 11 with respect to the limitation
       or exclusion of pre-emption rights such that
       this delegation is extended to 31 MAY 2012,
       the first sentence of paragraph b] of Article
       9 shall then read as specified

6.4    Amend the first sentence of paragraph a] of               Mgmt          No Action
       article 13 as specified

6.5    Amend Article 17: Remuneration as specified               Mgmt          No Action

6.6    Amend Article 18 and Article 22b as specified             Mgmt          No Action

6.7    Authorize any and all Members of the Board of             Mgmt          No Action
       Directors as well as any and all Civil-Law
       notaries, Associates and paralegals practising
       with De Brauw Blackstone Westbroek to draw
       up the draft of the required notarial deed
       of amendment to the Articles of Association,
       to apply for the required ministerial declaration
       of no-objection, as well as to execute the
       notarial deed of amendment to the Articles
       of Association




--------------------------------------------------------------------------------------------------------------------------
 FORTUM CORPORATION, ESPOO                                                                   Agenda Number:  701848573
--------------------------------------------------------------------------------------------------------------------------
        Security:  X2978Z118
    Meeting Type:  OGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  FI0009007132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting                                       Non-Voting    No vote

3.     Election of persons to scrutinize the minutes             Non-Voting    No vote
       and to supervise the counting of votes

4.     Legality of the meeting                                   Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       list of votes

6.     Presentation of the financial statements, consolidated    Non-Voting    No vote
       financial statements, operating and financial
       review, the audit report and the statement
       of the Supervisory Board for the YE 2008

7.     Adopt the accounts                                        Mgmt          For                            For

8.     Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 1.00 per share

9.     Grant discharge from liability                            Mgmt          For                            For

10.    Approve the remuneration of the Supervisory               Mgmt          For                            For
       Board

11.    Approve the number of Supervisory Board Members           Mgmt          For                            For

12.    Elect the Supervisory Board                               Mgmt          For                            For

13.    Approve the remuneration of the Board Members             Mgmt          For                            For

14.    Approve the number of Board Members                       Mgmt          For                            For

15.    Elect Messrs. P.F. Agernas, M. Lehti, E. Aho,             Mgmt          For                            For
       I. Ervasti-Vaintola, B. Johansson-Hedberg,
       C. Rammschmidt and S. Baldauf as the Board
       Members

16.    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

17.    Elect Deloitte and Touche Ltd as the Auditor              Mgmt          For                            For

18.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PORPOSAL:         Shr           For                            Against
       appoint  the Nomination Committee




--------------------------------------------------------------------------------------------------------------------------
 FOSTER'S GROUP LTD                                                                          Agenda Number:  701712831
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3944W187
    Meeting Type:  AGM
    Meeting Date:  29-Oct-2008
          Ticker:
            ISIN:  AU000000FGL6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To consider the financial report and the reports          Non-Voting    No vote
       of the Directors and the Auditors for the FYE
       30 JUN 2008

1.     Re-elect Mrs. M L Cattermole as a Director,               Mgmt          For                            For
       who retires by rotation in accordance with
       the Company's Constitution

2.     Re-elect Mr. P.A. Clinton as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

3.     Re-elect Mr. M. J. Ullmer as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

4.     Approve to increase the total amount of Directors'        Mgmt          For                            For
       fees that may be received by the Company's
       Non-Executive Directors from AUD 1,750,000
       to AUD 2,000,000 per FY, such amount to be
       inclusive of superannuation guarantee charge
       contributions

S.5    Adopt, the existing constitution of the Company           Mgmt          For                            For
       is repealed and that the constitution in the
       form tabled at the meeting as the new Constitution
       of the Company, with effect from the close
       of this meeting

S.6    Approve to insert a proportional takeover provision       Mgmt          For                            For
       into the constitution as Rule 7.5 in the form
       as specified, with effect from the close of
       this meeting for a period of 3 years

7.     Adopt the remuneration report required by Section         Mgmt          For                            For
       300A of the Corporations Act, as specified
       in the Directors' report of the Company, for
       the  YE 30 JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 FOSUN INTERNATIONAL LTD                                                                     Agenda Number:  701921670
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2618Y108
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  HK0656038673
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       of the Company and the reports of the Directors
       of the Company and the Auditors for the YE
       31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.1    Re-elect Mr. Liang Xinjun as an Executive Director        Mgmt          Against                        Against
       of the Company

3.2    Re-elect Mr. Wang Qunbin as an Executive Director         Mgmt          Against                        Against
       of the Company

3.3    Re-elect Mr. Fan Wei as an Executive Director             Mgmt          Against                        Against
       of the Company

3.4    Re-elect Dr. Chen Kaixian as an Independent               Mgmt          For                            For
       Non-Executive Director of the Company

3.5    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration of the Directors of
       the Company

4.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       its shares, subject to and in accordance with
       the applicable laws, not exceeding 10% of the
       total nominal amount of the share capital of
       the Company in issue on the date of passing
       of this resolution; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable laws to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with authorized and unissued shares in
       the capital of the Company and to make or grant
       offers, agreements and options which might
       require the exercise in this resolution and
       the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted by the Directors during the
       relevant period, otherwise than pursuant to:
       i) a Rights Issue; ii) the exercise of options
       under a share option scheme of the Company;
       and iii) any scrip dividend scheme or similar
       arrangement, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company on the date of the passing of
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws to be held]

7.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolutions 5 and 6, to extend the general
       mandate Resolution 6 by the addition to the
       aggregate nominal amount of shares which may
       be allotted and issued or agreed conditionally
       or unconditionally to be allotted and issued
       by the Directors of the Company pursuant to
       such general mandate of an amount representing
       the aggregate nominal amount of shares purchased
       by the Company pursuant to the mandate referred
       to in Resolution 5, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue on the date of the passing of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 FOXCONN INTL HLDGS LTD                                                                      Agenda Number:  701843939
--------------------------------------------------------------------------------------------------------------------------
        Security:  G36550104
    Meeting Type:  AGM
    Meeting Date:  14-Apr-2009
          Ticker:
            ISIN:  KYG365501041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve to receive the audited consolidated   Mgmt          For                            For
       financial statements of the Company and its
       subsidiaries for the YE 31 DEC 2008 together
       with the reports of the Directors and the Independent
       Auditors thereon

2.I    Re-elect Mr. Chin Wai Leung, Samuel as a Director         Mgmt          Against                        Against
       and authorize the Board of Director of the
       Company to fix his remuneration

2.II   Re-elect Mr. Chang Ban Ja, Jimmy as a Director            Mgmt          Against                        Against
       and authorize the Board of Director of the
       Company to fix his remuneration

2.III  Re-elect Ms. Gou Hsiao Ling as a Director and             Mgmt          Against                        Against
       authorize the Board of Director of the Company
       to fix his remuneration

2.IV   Re-elect Mr. Chen Fung Ming as a Director and             Mgmt          For                            For
       authorize the Board of Director of the Company
       to fix his remuneration

3.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and authorize the Board of Directors
       of the Company to fix their remuneration

4.     Authorize the Directors of the Company[Directors],        Mgmt          For                            For
       to purchase shares of the Company [Shares],
       subject to and in accordance with the applicable
       Laws and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited [Listing Rules], not exceed
       10% of the total nominal amount of the share
       capital of the Company in issue on the date
       of passing of this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Memorandum and Articles of
       Association]

5.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares and to
       make or grant offers, agreements, options [including
       bonds, warrants and debenture or other securities
       exchangeable for or convertible into shares]
       and rights of exchange or conversion which
       would or might require the exercise of such
       power, subject to and in accordance with all
       applicable Laws and requirements of the Listing
       Rules, otherwise than pursuant to: i) a Rights
       Issue; or ii) any option scheme or similar
       arrangement for the time being adopted for
       the granting or issuance of Shares or rights
       to acquire Shares; or iii) any scrip dividend
       scheme or similar arrangement providing for
       the allotment of Shares in lieu of the whole
       or part of a dividend on shares in accordance
       with the Articles of Association of the Company,
       shall not exceed 20% of the total nominal amount
       of the share capital of the Company in issue
       on the date of passing resolution

6.     Approve, subject to the passing of Resolution             Mgmt          For                            For
       4 and 5, above the general mandate granted
       to the Directors to allot, issue and deal with
       any additional shares pursuant to Resolution
       5 by the addition thereto of the total nominal
       amount of shares which may be purchased by
       the Company under authority granted pursuant
       to Resolution 4, such amount of shares so purchased
       shall not exceed 10% of the total nominal amount
       of the share capital of the Company in issue
       on the date of passing of this resolution

7.     Authorize the Directors, to allot, issue and              Mgmt          For                            For
       deal with additional shares to be issued under
       the Share Scheme adopted by the Company on
       12 JAN 2005 [as amended from time to time];
       the aggregate nominal amount of additional
       shares allotted, issued or dealt with, by the
       Directors pursuant to the approval in this
       Resolution 7 shall not exceed 2%of the total
       nominal amount of the share capital of the
       Company in issue on the date of passing of
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 FRANCE TELECOM SA                                                                           Agenda Number:  701879958
--------------------------------------------------------------------------------------------------------------------------
        Security:  F4113C103
    Meeting Type:  MIX
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  FR0000133308
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.   The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative."

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditor's, approve the Company's financial
       statements for the YE 31 DEC 2008, as presented
       and showing the earnings for the FY of EUR
       3,234,431,372.50; grant permanent discharge
       to the Members of the Board of Directors for
       the performance of their duties during the
       said FY

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditor's, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve to acknowledge the earnings amount to             Mgmt          For                            For
       EUR 3,234,431,372.50 and decide to allocate
       to the Legal Reserve EUR 256,930.00 which shows
       a new amount of EUR 1,045,996,494.40 notes
       that the distributable income after allocating
       to the Legal Reserve EUR 256,930.00 and taking
       into account the retained earnings amounting
       to EUR 12,454,519,240.25, amounts to EUR 15,688,693,682.75, resolve to pay a dividend of EUR 1.40 per share
       which will entitle to the 40% deduction provided
       by the French General Tax Code and to appropriate
       the balance of the distributable income to
       the 'Retained Earnings' account, and the interim
       dividend of EUR 0.60 was already paid on 11
       SEP 2008; receive a remaining dividend of EUR
       0.80 on E-half of the dividend balance, I.E,
       EUR 0.40, will be paid in shares as per the
       following conditions: the shareholders may
       opt for the dividend payment in shares from
       02 JUN 2009 to 23 JUN 2009, the balance of
       the dividend will be paid on 30 JUN 2009, regardless
       the means of payment; the shares will be created
       with dividend rights as of 01 JAN 2009, in
       the event that the Company holds some of its
       own shares shall be allocated to the retained
       earnings account as required By Law

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L.225-38 of
       the French Commercial Code; approve the said
       report and the agreements referred to therein

O.5    Approve to renew the appointment of Ernst and             Mgmt          For                            For
       Young audit as the Statutory Auditor for a
       6-year period

O.6    Approve to renew the appointment of Auditex               Mgmt          For                            For
       as the Deputy Auditor for a 6-year period

O.7    Approve to renew the appointment of Deloitte              Mgmt          For                            For
       ET Association as the Statutory Auditor for
       a 6-year period

O.8    Approve to renew the appointment of Beas as               Mgmt          For                            For
       the Deputy Auditor for a 6-year period

O.9    Authorize the Board of Directors to buyback               Mgmt          Against                        Against
       the Company's shares in the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 40.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the shares buybacks:
       EUR 10,459,964,944.00, and to take all necessary
       measures and accomplish all necessary formalities;
       [Authority expires at the end of 18-month period];
       it supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 27 MAY
       2008 in Resolution 6

E.10   Amend the Article NR 13 of the Bye-Laws Board             Mgmt          For                            For
       of Directors, in order to fix the minimal number
       of shares in the Company, of which the Directors
       elected by the General Meeting must be holders

E.11   Authorize the Board of Directors to issue, with           Mgmt          For                            For
       the shareholders preferential subscription
       right maintained, shares in the Company and
       the securities giving access to shares of the
       Company or one of its subsidiaries; [Authority
       expires at the end of 26-month period]; it
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting 21 MAY
       2007 in resolution 8, the maximum nominal amount
       of capital increase to be carried out under
       this delegation authority shall not exceed
       EUR 2,000,000,000.00, the overall nominal amount
       of debt securities to be issued shall not exceed
       EUR 10,000,000,000.00 and to take all necessary
       measures and accomplish all necessary formalities

E.12   Authorize the Board of Directors to issue by              Mgmt          For                            For
       way of a public offering and or by way of an
       offer reserved for qualified investors in accordance
       with the Financial and Monetary code, with
       cancellation of the shareholders preferential
       subscription rights, shares in the Company
       or one of its subsidiaries; [Authority expires
       at the end of 26-month period]; it supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting 21 MAY 2007 in
       resolution 9, the maximum nominal amount of
       capital increase to be carried out under this
       delegation authority shall not exceed the overall
       value governed by the current legal and regulatory
       requirements, the overall amount of debt securities
       to be issued shall not exceed and shall count
       against, the overall value related to debt
       securities set forth in the previous resolution
       and to take all necessary measures and accomplish
       all necessary formalities

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the number of securities to be issued, at the
       same price as the initial issue, within 30
       days of the closing of the subscription period
       and up to a maximum of 15% of the initial issue,
       for each of the issues decided in accordance
       with resolutions 11 and 12, subject to the
       compliance with the overall value set forth
       in the resolution where the issue is decided;
       [Authority expires at the end of 26-month period]

E.14   Authorize the Board of Directors to issue Company's       Mgmt          Against                        Against
       shares or securities giving access to the Company's
       existing or future shares, in consideration
       for securities tendered in a public exchange
       offer initiated in France or abroad by the
       Company concerning the shares of another listed
       Company; [Authority expires at the end of 26-month
       period]; it supersedes the fraction unused
       of the authorization granted by the shareholders
       meeting 21 MAY 2007 in resolution 12 the maximum
       nominal amount of capital increase to be carried
       out under this delegation authority is set
       at EUR 1,500,000,000.00, the total nominal
       amount of capital increase to be carried out
       under this delegation of authority shall count
       against the overall value of capital increase
       set by resolution 12, the overall amount of
       debt securities to be issued shall not exceed
       and shall count against, the overall value
       related to debt securities set forth in the
       previous resolution 11 and to take all necessary
       measures and accomplish all necessary formalities

E.15   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital up to a nominal overall amount
       representing 10% of the share capital by way
       of issuing Company's shares or securities giving
       access to the existing or future shares, in
       consideration for the contributions in kind
       granted to the Company and comprised of capital
       securities or securities giving access to the
       share capital, the nominal overall value of
       capital increase resulting from the issues
       decided by virtue of the present resolution
       12, the overall amount of debt securities to
       be issued shall not exceed and shall count
       against, the overall value related to debt
       securities set forth in the previous resolution
       11; [Authority expires at the end of 26-month
       period]; it supersedes the fraction unused
       of the authorization granted by the shareholders
       meeting of 21 MAY 2007 in resolution 13, and
       to take all necessary measures and accomplish
       all necessary formalities

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       on one or more occasions, the share capital
       issuance of the Company's shares to be subscribed
       either in cash or by offsetting of the debts,
       the maximum nominal amount increase to be carried
       out under this delegation of authority is set
       at EUR 70,000,000.00, this amount shall count
       against the ceiling set forth in Resolution
       18, and to cancel the shareholders preferential
       subscription rights in favour of the holders
       of options giving the right to subscribe shares
       or shares of the Company Orange S.A., who signed
       a liquidity contract with the Company , and
       to take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       at the end of 18-month period]; it supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 27 MAY 2008
       in resolution 13

E.17   Authorize the Board of Directors to proceed               Mgmt          For                            For
       on 1 or more occasions with the issue and the
       allocation free of charge of liquidity instruments
       on options ("ILO"), in favour of the holders
       of options giving the right to subscribe shares
       of the Company Orange S.A., having signed a
       liquidity contract with the Company, the maximum
       nominal amount increase to be carried out under
       this delegation of authority is set at EUR
       1,000,000.00 this amount shall count against
       the ceiling set forth in Resolution 18 and
       to take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       at the end of 18-month period]; it supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 27 MAY 2008
       in Resolution 14

E.18   Adopt the 7 previous resolutions and approve              Mgmt          For                            For
       to decides that the maximum nominal amount
       pertaining to the capital increases to be carried
       out with the use of the delegations given by
       these 7 resolutions set at EUR 3,500,000,000.00

E.19   Authorize the Board of Directors, to issue on             Mgmt          For                            For
       1 or more occasions, in France or abroad, and,
       or on the international market, any securities
       (Other than shares) giving right to the allocation
       of debt securities, the nominal amount of debt
       securities to be issued shall not exceed EUR
       7,000,000,000.00 and to take all necessary
       measures and accomplish all necessary formalities;
       [Authority expires at the end of 26-month period];
       it supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 21 MAY
       2007 in Resolution 18

E.20   Approve to delegate to the securities all powers          Mgmt          For                            For
       to increase the share capital in 1 or more
       occasions, by way of capitalizing reserves,
       profits or premiums, provided that such capitalization
       is allowed by Law and under the Bye-Laws, by
       issuing bonus shares or raising the par value
       of existing shares, or by a combination of
       these methods, the ceiling of the nominal amount
       of capital increase resulting from the issues
       carried by virtue of the present delegation
       is set at EUR 2,000,000,000.00; [Authority
       expires at the end of 26-month period]; it
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 21 MAY
       2007 in Resolution 19

E.21   Authorize the Board of Directors to grant for             Mgmt          For                            For
       free on 1 or more occasions, existing shares
       in favour of the employees or the corporate
       officers of the Company and related groups
       or Companies, they may not represent more than
       1% of the share capital and it has been decided
       to cancel the shareholder's preferential subscription
       rights in favour of the beneficiaries mentioned
       above, and to take all necessary measures and
       accomplish all necessary formalities; [Authority
       expires at the end of 38-month period]; it
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 21 MAY
       2007 in Resolution 12

E.22   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on 1 or more occasions by
       issuing shares or securities giving access
       to existing or future shares in the Company
       in favour of employees and former employees
       who are members of a Company Savings Plan of
       the France Telecom Group or by way of allocating
       free of charge shares or securities giving
       access to the Company's existing or future
       shares, i.e., by way of capitalizing the reserves,
       profits or premiums, provided that such capitalization
       is allowed by Law under the Bye-Laws, the overall
       nominal value of capital increase resulting
       from the issues carried out by virtue of the
       present resolution is set at EUR 500,000,000.00,
       the ceiling of the nominal amount of France
       Telecom's capital increase resulting from the
       issues carried out by capitalizing reserves,
       profits or premiums is also set at EUR 500,000,000.00
       and it has been decided to cancel the shareholders
       preferential subscription rights in favour
       of the beneficiaries mentioned above and to
       take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       at the end of 6-month period]; it supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 27 MAY 2008
       in Resolution 15

E.23   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with repurchase plans authorized prior and
       posterior to the date of the present shareholders
       meeting and to take all necessary measures
       and accomplish all necessary formalities; [Authority
       expires at the end of 18-month period]; it
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 27 MAY
       2008 in Resolution 16

E.24   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 FRAPORT AG                                                                                  Agenda Number:  701900121
--------------------------------------------------------------------------------------------------------------------------
        Security:  D3856U108
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  DE0005773303
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 06 MAY 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and group annual report as well
       as the report by the Board of MDs pursuant
       to sections 289[4] and 315[4] of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 105,633,197.10 as follows: payment
       of a dividend of EUR 1.15 per no-par share
       EUR 259,358.35 shall be carried forward ex-dividend
       and payable date: 28 MAY 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2009 FY: KPMG             Mgmt          For                            For
       AG, Frankfurt

6.     Renewal of authorized capital and the corresponding,      Mgmt          For                            For
       amendments to the Articles of Association,
       the Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the company's share capital by
       up to EUR 5,500,000, through the issue of new
       shares, against payment in cash, on or before
       26 MAY 2014, shareholders shall be granted
       subscription rights except for residual amounts
       and for a capital increase against payment
       in cash insofar as the new shares are issued
       to employees of the company or its affiliates

7.     Authorization to acquire own shares the company           Mgmt          For                            For
       shall be authorized to acquire up to 3% of
       its share capital through the stock exchange,
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       26 NOV 2010, the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to use the shares within
       the scope of the Fraport Management Stock Option
       Plans 2005 and as part of the management bonus
       for members of the Board of Managing Directors

8.     Resolution on the remuneration for Members of             Mgmt          For                            For
       the Supervisory Board's Finance and Audit Committee
       and the corresponding amendment to the Articles
       of Association the chairman of the Supervisory
       Board's Finance and Audit Committee shall receive
       twice the amount of the remuneration of an
       ordinary Supervisory Board Member, each member
       of the Supervisory Board's Finance and Audit
       Committee shall receive an attendance fee of
       EUR 800 per committee meeting, the attendance
       fee for all other Supervisory Board Committees
       being EUR 400 per committee meeting for each
       Committee Member

9.     Amendment to Section 16 Paragraph 1 of the Statutes       Mgmt          For                            For
       [audiovisual broadcast of the general meeting]

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 FRASER & NEAVE LTD                                                                          Agenda Number:  701792221
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2642C155
    Meeting Type:  OGM
    Meeting Date:  22-Jan-2009
          Ticker:
            ISIN:  SG1T58930911
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting    No vote

1.     Approve a New Restricted Share Plan to be known           Mgmt          For                            For
       as 'F&N Restricted Share Plan' [the 'F&N RSP],
       the rules of which, for the purpose of identification,
       have been subscribed to by the Chairman of
       the meeting, under which awards ['RSP Awards']
       fully paid-up ordinary shares in the capital
       of the Company ['shares'], their equivalent
       cash value or combinations thereof will be
       granted, free of payment, to selected Employees
       of the Company and its subsidiaries [the 'Group']
       including Executive Directors of the Group,
       details of which are as specified; authorize
       the Directors of the Company i) to establish
       and administer the F&N RSP and ii) to modify
       and/or alter the F&N RSP at any time and from
       time to time, provided that such modification
       and/or alteration is effected in accordance
       with the provisions of the F&N RSP, and to
       do all such acts and to enter into all such
       transactions and arrangements as may be necessary
       or expedient in order to give full effect to
       the F&N RSP; and to grant RSP Awards in accordance
       with the provisions of the F&N RSP and to allot
       and issue from time to time such number of
       fully paid shares as may be required to be
       delivered pursuant to the vesting of RSP Awards
       under the F&N RSP, provided that the aggregate
       number of new shares allotted and issued and/or
       to be allotted and issued, when aggregated
       with existing shares [including shares held
       in treasury] delivered and/or to be delivered,
       pursuant to the F&N RSP and the F&N PSP [as
       specified], shall not exceed 10% of the total
       number of issued shares [excluding treasury
       shares] from time to time

2.     Approve a New Performance Share Plan to be known          Mgmt          For                            For
       as 'F&N Performance Share Plan' [the 'F&N PSP],
       the rules of which, for the purpose of identification,
       have been subscribed to by the Chairman of
       the meeting, under which awards ['PSP Awards']
       fully paid-up ordinary shares in the capital
       of the Company ['shares'], their equivalent
       cash value or combinations thereof will be
       granted, free of payment, to Selected Employees
       of the Group including Executive Directors
       of the Group, details of which are as specified;
       authorize the Directors of the Company i) to
       establish and administer the F&N PSP and ii)
       to modify and/or alter the F&N PSP at any time
       and from time to time, provided that such modification
       and/or alteration is effected in accordance
       with the provisions of the F&N PSP, and to
       do all such acts and to enter into all such
       transactions and arrangements as may be necessary
       or expedient in order to give full effect to
       the F&N PSP; and to grant PSP Awards in accordance
       with the provisions of the F&N PSP and to allot
       and issue from time to time such number of
       fully paid shares as may be required to be
       delivered pursuant to the vesting of PSP Awards
       under the F&N PSP, provided that the aggregate
       number of new shares allotted and issued and/or
       to be allotted and issued, when aggregated
       with existing shares [including shares held
       in treasury] delivered and/or to be delivered,
       pursuant to the F&N PSP and the F&N RSP [as
       specified], shall not exceed 10% of the total
       number of issued shares [excluding treasury
       shares] from time to time

3.     Authorize the Directors of Company, for the               Mgmt          For                            For
       purposes of Sections 76C and 76E of the Companies
       Act, Chapter 50 of Singapore [the Companies
       Act], to purchase or otherwise acquire issued
       shares of the Company [Shares] not exceeding
       in aggregate the maximum percentage [number
       of issued shares representing 7% of the issued
       shares], at such price or prices as may be
       determined by the Directors from time to time
       up to the maximum price[shares to be purchased
       or acquired, means the purchase price which
       shall not exceed 105% of the Average Closing
       Price of the shares]: i) market purchases(s)
       on the Singapore Exchange Securities Trading
       Limited [SGX-ST] transacted through the Central
       Limit Order Book trading system and/or any
       other securities exchange on which the shares
       may for the time being be listed and quoted
       [Other Exchange]; and/or ii) off-market purchases
       (s) [if effected otherwise than on the SGX-ST
       or, as the case may be, Other Exchange] in
       accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other laws and regulations and rules
       of the SGX_ST or, as the case may be other
       exchange as may for the time being be applicable
       [the Share Purchase Mandate]; [Authority expires
       the earlier of the next AGM of the Company
       or the date of the next AGM of the Company
       as required by the law to be held]; and Authorize
       the Directors of the Company and/or any of
       them to complete and do all such acts and things
       [including executing such documents as may
       be required] as they and/or be may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 FRASER & NEAVE LTD                                                                          Agenda Number:  701792461
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2642C155
    Meeting Type:  AGM
    Meeting Date:  22-Jan-2009
          Ticker:
            ISIN:  SG1T58930911
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report of the Directors             Mgmt          For                            For
       and audited financial statements for the YE
       30 SEP 2008

2.     Approve a final tax-exempt [one-tier] dividend            Mgmt          For                            For
       of 8.5 cents per share in respect of the YE
       30 SEP 2008

3.A    Re-appoint Mr. Ho Tian Yee as a Director of               Mgmt          For                            For
       the Company, who retires by rotation

3.B    Re-appoint Mr. Koh Beng Seng as a Director of             Mgmt          For                            For
       the Company, who retires by rotation

3.C    Re-appoint Mr. Tan Chong Meng as a Director               Mgmt          For                            For
       of the Company, who retires by rotation

4.     Approve the Directors' fees of SGD 2,555,000              Mgmt          Against                        Against
       payable by the Company for the YE 30 SEP 2009

5.     Re-appoint the Auditors for the ensuing year              Mgmt          For                            For
       and authorize the Directors to fix their remuneration

6.     Authorize the Directors of the Company to issue           Mgmt          For                            For
       shares in the capital of the Company [shares]
       whether by way of rights or bonus; and/or make
       or grant offers, agreements or options [collectively,
       Instruments] that might or would require shares
       to be issued, including but not limited to
       the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, on a pro rata basis
       to shareholders of the Company at any time
       and upon such terms and condition and for such
       purposes as the Directors may in their absolute
       discretion deem fit; and [notwithstanding the
       authority confirmed by this resolution may
       have ceased to be in force] issue shares in
       pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provide that: the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this resolution] does not exceed 50% of the
       total number of issued shares in the capital
       of the Company, excluding treasury shares [as
       specified]; [subject to such manner of calculation
       as may be prescribed by the Singapore Exchange
       Securities Trading Limited ['SGX-ST'] for the
       purpose of determining the aggregate number
       of shares that may be issued under sub-paragraph(1),
       the total number of issued shares, excluding
       treasury shares, shall be based on the total
       number of issued shares in the capital of the
       Company, excluding treasury shares, at the
       time this resolution is passed, after adjusting
       for: i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       resolution is passed; and ii) any subsequent
       bonus issue, consolidation or subdivision of
       shares; in exercising the authority conferred
       by this resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force, [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association of the Company;
       [ Authority expires the earlier at the conclusion
       of the next AGM of the Company on the date
       by which the next AGM of the Company is required
       by law to be held]

7.     Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the provisions of the Fraser
       and Neave, Limited Executives' Share Option
       Scheme 1999 [the 1999 Scheme] and to allot
       and issue such shares as may be issued pursuant
       to the exercise of options under the 1999 Scheme,
       provided always that the aggregate number of
       shares to be issued pursuant to the 1999 Scheme
       shall not exceed 15% of the total number of
       issued shares in the capital of the Company,
       excluding treasury shares, from time to time

8.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FRESENIUS MED CARE AKTIENGESELLSCHAFT                                                       Agenda Number:  701860985
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2734Z107
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  DE0005785802
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 16 APR 2009 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code, and approval
       of the financial statement for 2008 FY

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 761,954,502.81 as follows: payment
       of a dividend of EUR 0.58 per ordinary share
       and EUR 0.60 per preferred share EUR 589,187,597.93
       shall be carried forward ex-dividend and payable
       date: 08 MAY 2009

3.     Ratification of the acts of the general partner           Mgmt          For                            For

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2009 FY.:             Mgmt          For                            For
       KPMG AG, Berlin




--------------------------------------------------------------------------------------------------------------------------
 FRESENIUS SE, BAD HOMBURG                                                                   Agenda Number:  701862648
--------------------------------------------------------------------------------------------------------------------------
        Security:  D27348123
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  DE0005785604
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 17 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements, the group annual report, and the
       reports pursuant to Sections 289[4] and 315[4]
       of the German Commercial Code

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 201,810,242.67 as follows: payment
       of a dividend of EUR 0.70 per ordinary share
       payment of a dividend of EUR 0.71 per preference
       share EUR 88,161,179.56 shall be allocated
       to the revenue reserves EUR 42,730.64 shall
       be carried forward ex-dividend and payable
       date: 11 MAY 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2009 FY: KPMG             Mgmt          For                            For
       AG, Berlin

6.     Resolution on the creation of a new authorized            Mgmt          For                            For
       capital I and the corresponding amendment to
       the Articles of Association the existing authorized
       capital I shall be revoked, the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the share
       capital by up to EUR 12,800,000 through t he
       issue of new ordinary and/or preferred shares
       against payment in cash, on or before 07 MAY
       2014 [authorized capital I], shareholders shall
       be granted subscription rights except for residual
       amounts, holders of one class of shares may
       not subscribe to the other class of shares

7.     Resolution on the creation of a new authorized            Mgmt          For                            For
       capital ii and the corresponding amendment
       to the Articles of Association, the existing
       authorized capital II shall be revoked, the
       Board of Managing Directs shall be authorize
       d, with the consent of the Supervisory Board,
       to increase the Companys share capital by up
       to EUR 6,400,000 through the issue of new ordinary
       and/or preferred shares against payment in
       cash and/or kind, on or before 07 MAY 2014
       [authorized capital II], shareholders shall
       be granted subscription rights except for residual
       amounts, for a capital increase against payment
       in cash if the new shares are issued at a price
       not materially below their market price, and
       for a capital increase against payment in kind
       in connection with acquisitions, holders of
       one class of shares may not subscribe to the
       other class of shares

8.     Separate resolution of the preference shareholders        Non-Voting    No vote
       on the creation of a new authorized capital
       I as per item 6

9.     Separate resolution of the preference shareholders        Non-Voting    No vote
       on the creation of a new authorized capital
       II as per item 7




--------------------------------------------------------------------------------------------------------------------------
 FRESENIUS SE, BAD HOMBURG                                                                   Agenda Number:  701861040
--------------------------------------------------------------------------------------------------------------------------
        Security:  D27348107
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  DE0005785638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE VOTING RIGHTS          Non-Voting    No vote
       FOR RESOLUTIONS 8. AND 9. ONLY, SHOULD YOU
       WISH TO ATTEND THE MEETING PERSONALLY, YOU
       MAY APPLY FOR AN ENTRANCE CARD. THANK YOU.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 17 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements, the Group annual report, and the
       reports pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Non-Voting    No vote
       profit of EUR 201,810,242.67 as follows: payment
       of a dividend of EUR 0.70 per ordinary share
       payment of a dividend of EUR 0.71 per preference
       share EUR 88,161,179.56 shall be allocated
       to the revenue reserves EUR 42,730.64 shall
       be carried forward ex-dividend and payable
       date: 11 MAY 2009

3.     Ratification of the Acts of the Board of Managing         Non-Voting    No vote
       Directors

4.     Ratification of the Acts of the Supervisory               Non-Voting    No vote
       Board

5.     Appointment of the Auditors for the 2009 FY:              Non-Voting    No vote
       KPMG AG, Berlin

6.     Resolution on the creation of a new authorized            Non-Voting    No vote
       capital I and the correspondent amendment to
       the Art of Association, the existing authorized
       capital I shall be revoked, the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the share
       capital by up to EUR 12,800,000, through the
       issue of new ordinary and/or preferred shares
       against payment in cash, on or before 07 MAY
       2014 [authorized capital I], Shareholders shall
       be granted subscription rights except for residual
       amounts, holders of one class of shares may
       not subscribe, to the other class of shares

7.     Resolution on the creation of a new authorized            Non-Voting    No vote
       capital II and the correspondent amendment
       to the Articles of Association the existing
       authorized capital II shall be revoked, the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the Company's share capital by
       up to EUR 6,400,000 through the issue of new
       ordinary and/or preferred shares against payment
       in cash and/or kind, on or before 07 MAY 2014
       [authorized capital II], shareholders shall
       be granted subscription rights except for residual
       amounts, for a capital increase against payment
       in cash if the new shares are issued at a price
       not materially below their market price, and
       for a capital increase against payment in kind
       in connection with acquisitions, holders of
       one class of shares may not subscribe to the
       other class of shares

8.     Separate resolution of the preference shareholders        Mgmt          For                            For
       on the creation of a new authorized capital
       I as per Item 6

9.     Separate resolution of the preference shareholders        Mgmt          For                            For
       on the creation of a new authorized capital
       II as per Item 7




--------------------------------------------------------------------------------------------------------------------------
 FRIENDS PROVIDENT PLC, DORKING                                                              Agenda Number:  701897641
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6083W109
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  GB0030559776
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors report and accounts and             Mgmt          For                            For
       the Auditors' report

2.     Approve that Friends Provident Group Plc should           Mgmt          For                            For
       pay a dividend equivalent to 2.6p per existing
       Friends Provident Plc share

3.     Elect Mr. David Rough as a Director                       Mgmt          For                            For

4.     Elect Mr. Trevor Matthews as a Director                   Mgmt          For                            For

5.     Elect Mr. Robin Phipps as a Director                      Mgmt          For                            For

6.     Elect Mr. Rodger Hughes as a Director                     Mgmt          For                            For

7.     Elect Ms. Evelyn Bourke as a Director                     Mgmt          For                            For

8.     Re-elect Sir Adrian Montague as a Director                Mgmt          For                            For

9.     Re-elect Sir. Mervyn Pedelty as a Director                Mgmt          For                            For

10.    Approve the Directors' report on remuneration             Mgmt          Against                        Against

11.    Re appoint KPMG Audit Plc as the Auditor                  Mgmt          For                            For

12.    Authorize the Directors to set the fees paid              Mgmt          For                            For
       to the Auditor

13.    Authorize the Directors to allot shares                   Mgmt          For                            For

S.14   Authorize the Directors to disapply pre-emption           Mgmt          For                            For
       rights

S.15   Authorize the Company to buy back its own ordinary        Mgmt          For                            For
       shares

S.16   Approve to enable the Company to call a general           Mgmt          Against                        Against
       meeting on 14 days notice

S.17   Amend the Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FRIENDS PROVIDENT PLC, DORKING                                                              Agenda Number:  701939576
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6083W109
    Meeting Type:  CRT
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  GB0030559776
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the scheme of arrangement dated 30 APR            Mgmt          For                            For
       2009




--------------------------------------------------------------------------------------------------------------------------
 FRIENDS PROVIDENT PLC, DORKING                                                              Agenda Number:  701940593
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6083W109
    Meeting Type:  OGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  GB0030559776
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purpose of giving effect to the scheme
       of arrangement dated 05 MAY 2009 between the
       Company and the holders of its Scheme Shares
       [as defined in the said scheme of arrangement],
       as specified, in its original form or subject
       to any modification, addition or condition
       approved or imposed by the Court and agreed
       to by the Company and Friends Provident Group
       [the "Scheme"]: a) to take all such action
       as they may consider necessary or appropriated
       for carrying the scheme into effect; b) the
       share capital of the Company be reduced by
       canceling and extinguishing all the scheme
       shares [as defined in the scheme]; c) subject
       to and forthwith upon the said reduction of
       capital taking effect and notwithstanding anything
       to the contrary in the Articles of Association
       of the Company: i) to increase the authorized
       share capital of the Company to its former
       amount by the creation of such number of new
       Ordinary Shares of 10p each as shall be equal
       to the number of Scheme Shares cancelled as
       specified; ii) the reserve arising in the books
       of account of the Company as a result of the
       said reduction of capital be capitalized and
       applied in paying up in full at par the new
       Ordinary Shares so created, such Ordinary Shares
       to be allotted and issued credited as fully
       paid to Friends Provident Group and/or its
       nominee's; and iii) for the purposes of Section
       80 of the Companies Act 1985 to allot the new
       Ordinary Shares as specified, provided that
       the maximum aggregate nominal amount of the
       shares which may be allotted under this authority
       shall be the aggregate nominal amount of the
       said new Ordinary Shares created as specified,
       [Authority expires the earlier on the 5th anniversary
       of the date of this resolution or shall be
       in addition and, without prejudice to any other
       authority under the said section 80 previously
       granted and in force on the date on which this
       resolution is passed]; and with effect from
       the passing of this resolution, the Articles
       of Association of the Company be amended by
       the adoption and inclusion of the following
       new Article 150 as specified and with effect
       from the passing of this resolution: (a) one
       authorized but unissued share of the Company
       be reclassified as a Deferred Share of 10p,
       such Deferred Share to have the rights as specified
       in the Articles of Association of the Company
       as amended pursuant to this resolution below;
       amend the Articles of Association of the Company
       by the adoption and inclusion of the specified
       Article 151; authorize the Directors, for the
       purposes of Section 80 of the Companies Act
       1985 to allot the said deferred share provided
       that; [Authority expires the earlier on the
       5th anniversary of the date of this resolution
       or shall be in addition and without prejudice
       to any authority under the said Section 80
       previously granted and in force on the date
       on which this resolution is passed; and pursuant
       to and during the period of the said authority
       to allot the said deferred share wholly for
       cash as if Section 89(1) of the said Act did
       not apply to any such allotment

S.2    Approve, subject to the passing of the Resolution         Mgmt          For                            For
       Numbered 1 as specified, the proposed reduction
       of capital of Friends Provident Group Plc




--------------------------------------------------------------------------------------------------------------------------
 FRIENDS PROVIDENT PLC, DORKING                                                              Agenda Number:  701976992
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6083W109
    Meeting Type:  OGM
    Meeting Date:  12-Jun-2009
          Ticker:
            ISIN:  GB0030559776
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors to implement, the Demerger        Mgmt          For                            For
       and approve the proposed capital reduction
       of Friends Provident Group




--------------------------------------------------------------------------------------------------------------------------
 FRONTLINE LTD                                                                               Agenda Number:  701687660
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3682E127
    Meeting Type:  AGM
    Meeting Date:  19-Sep-2008
          Ticker:
            ISIN:  BMG3682E1277
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Mr. John Fredriksen as a Director of             Mgmt          For                            For
       the Company

2.     Re-elect Ms. Kathrine Fredriksen as a Director            Mgmt          For                            For
       of the Company

3.     Re-elect Ms. Kate Blankenship as a Director               Mgmt          For                            For
       of the Company

4.     Re-elect Mr. Frixos Savvides as a Director of             Mgmt          For                            For
       the Company

5.     Appoint PricewaterhouseCoopers Da of Oslo, Norway         Mgmt          For                            For
       as the Auditors and authorize the Directors
       to determine their remuneration

6.     Approve the remuneration of the Company's Board           Mgmt          For                            For
       of Directors of a total amount of fees not
       to exceed USD 300000 for the YE 31 DEC 2008

7.     Authorize the Company's Board of Directors to             Mgmt          For                            For
       sub-divide the Company's authorized share capital
       of 125000000 ordinary shares of par value USD
       2.50 each into an authorized share capital
       of 625000000 ordinary shares of par value USD
       0.50 each

       Receive and adopt the financial statements of             Non-Voting    No vote
       the Company for the YE 31 DEC 2007

       Transact other business                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 FUJI ELECTRIC HOLDINGS CO.,LTD.                                                             Agenda Number:  701990839
--------------------------------------------------------------------------------------------------------------------------
        Security:  J14112106
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3820000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FUJI HEAVY INDUSTRIES LTD.                                                                  Agenda Number:  701982755
--------------------------------------------------------------------------------------------------------------------------
        Security:  J14406136
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3814800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FUJI MEDIA HOLDINGS,INC.                                                                    Agenda Number:  701982123
--------------------------------------------------------------------------------------------------------------------------
        Security:  J15477102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3819400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FUJIFILM HOLDINGS CORPORATION                                                               Agenda Number:  701984773
--------------------------------------------------------------------------------------------------------------------------
        Security:  J14208102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3814000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

6.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Auditors

7.     Granting of Remuneration to Directors under               Mgmt          For                            For
       the Stock Option Plan




--------------------------------------------------------------------------------------------------------------------------
 FUJIKURA LTD.                                                                               Agenda Number:  701984850
--------------------------------------------------------------------------------------------------------------------------
        Security:  J14784128
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3811000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FUJITSU LIMITED                                                                             Agenda Number:  701977350
--------------------------------------------------------------------------------------------------------------------------
        Security:  J15708159
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2009
          Ticker:
            ISIN:  JP3818000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FUKUOKA FINANCIAL GROUP,INC.                                                                Agenda Number:  701991160
--------------------------------------------------------------------------------------------------------------------------
        Security:  J17129107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3805010000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.2    Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

4.3    Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FUYO GENERAL LEASE CO.,LTD.                                                                 Agenda Number:  701988644
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1755C108
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3826270005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 G4S PLC, CRAWLEY                                                                            Agenda Number:  701916934
--------------------------------------------------------------------------------------------------------------------------
        Security:  G39283109
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  GB00B01FLG62
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the financial statements and reports of             Mgmt          For                            For
       the Directors and the Auditor

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Approve the confirmation and declaration of               Mgmt          For                            For
       dividends

4.     Re-elect Mr. Trevor Dighton as a Director                 Mgmt          For                            For

5.     Re-elect Mr. Thorleif Krarup [member of Audit             Mgmt          For                            For
       Committee] as a Director

6.     Re-election Mr. Mark Seligman [member of Audit            Mgmt          For                            For
       and Remuneration Committee] as a Director

7.     Re-appoint KPMG as the Auditor and grant authority        Mgmt          For                            For
       to fix their remuneration

8.     Grant authority to allot shares                           Mgmt          Against                        Against

9.     Approve to increase the authorized share capital          Mgmt          For                            For

S.10   Grant authority to disapply statutory pre-emption         Mgmt          For                            For
       rights

S.11   Grant authority to purchase own shares                    Mgmt          For                            For

S.12   Approve to allow general meetings [other than             Mgmt          Against                        Against
       AGMs] to be called on 14 days' notice




--------------------------------------------------------------------------------------------------------------------------
 GALP ENERGIA,SA, LISBOA                                                                     Agenda Number:  701896093
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3078L108
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  PTGAL0AM0009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 540545 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve to resolve on the management consolidated         Mgmt          No Action
       report, individual and consolidated accounts,
       for the year 2008, as well as remaining reporting
       documents

2.     Approve to resolve on the Company's Governance            Mgmt          No Action
       report

3.     Approve to resolve on the proposal for application        Mgmt          No Action
       of profits

4.     Approve to resolve on a general appraisal of              Mgmt          No Action
       the Company Management and Supervision

5.     Elect the Secretary of the Board of the general           Mgmt          No Action
       meeting for the 2008-2010 period

6.     Approve to resolve on the amendment to Article            Mgmt          No Action
       10 N. 3 of the Companys Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 GAMESA CORPORACION TECHNOLOGICA S A                                                         Agenda Number:  701921656
--------------------------------------------------------------------------------------------------------------------------
        Security:  E54667113
    Meeting Type:  OGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  ES0143416115
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the individual and consolidated annual            Mgmt          For                            For
       accounts of the exercise 2008

2.     Approve the application of the result and the             Mgmt          For                            For
       distribution of the dividend

3.     Approve the management report of the company              Mgmt          For                            For
       and consolidated group

4.     Approve the management of the Board of Directors          Mgmt          For                            For

5.     Ratify the Board Member of Iberdrola with the             Mgmt          For                            For
       Calification of dominical External Member

6.     Ratify the appointment of Mr. Carles Fernandez-Lerga      Mgmt          For                            For
       with Calification of other External Board Members

7.     Re-elect the Auditors                                     Mgmt          Against                        Against

8.     Authorize the Board of Directors for the derivated        Mgmt          For                            For
       acquisition of own shares until max of 5% leaving
       without effect the previous agreements approved
       in the OGM of 2008

9.     Approve the Incentive Plan to long-term through           Mgmt          For                            For
       the deliver of shares of the Company included
       in the strategic plan 2009-2011, delegation
       of the faculties for the execution of this
       retribution system

10.    Approve the delegation of the faculties for               Mgmt          For                            For
       the execution of the agreements in the OGM




--------------------------------------------------------------------------------------------------------------------------
 GAS NAT SDG S A                                                                             Agenda Number:  701809393
--------------------------------------------------------------------------------------------------------------------------
        Security:  E5499B123
    Meeting Type:  EGM
    Meeting Date:  10-Mar-2009
          Ticker:
            ISIN:  ES0116870314
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 533654 DUE TO ADDITIONAL RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       11 MAR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the modification of Article 15 of bylaws          Mgmt          For                            For
       adaptation of minimum period to exercise the
       preferential subscription rights to Article
       158.1 of the Spanish Corporation Act

2.     Approve to increase the capital with preferential         Mgmt          For                            For
       subscription rights by issuing 223.888.014
       new shares of 1 EURO nominal value each

3.     Ratify Mr. D. Narcis Serra I Serra as a Board             Mgmt          For                            For
       Member

4.     Grant authority to the Board to execute the               Mgmt          For                            For
       agreements




--------------------------------------------------------------------------------------------------------------------------
 GAS NAT SDG S A                                                                             Agenda Number:  702023362
--------------------------------------------------------------------------------------------------------------------------
        Security:  E5499B123
    Meeting Type:  OGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  ES0116870314
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 578411 DUE TO DUE TO RECEIPT OF DIRECTOR
       NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve to accept the individual financial statements     Mgmt          For                            For
       and the statutory reports

2.     Approve to accept the consolidated financial              Mgmt          For                            For
       statements and the statutory reports

3.     Approve the allocation of income and the dividends        Mgmt          For                            For

4.     Grant discharge to the Directors                          Mgmt          For                            For

5.     Re-elect the External Auditors                            Mgmt          For                            For

6.1    Re-elect Salvador Gabarro Serra as an Executive           Mgmt          Against                        Against
       Director

6.2    Re-elect Emiliano Lopez Achurra as an Independent         Mgmt          For                            For
       Director

6.3    Re-elect Juan Rosell Lastortras as a Non-Executive        Mgmt          Against                        Against
       Director

7.     Approve the Merger Agreement with Union Fenosa            Mgmt          For                            For
       and Union Fenosa Generacion, S.A.

8.     Approve to increase in capital in the amount              Mgmt          For                            For
       of EUR 26.2 million through the issuance of
       26.2 million shares of EUR 1 par value in connection
       with the Merger Agreement in Item 7 consequently
       modify the Articles 5 and 6 of Company By-Laws

9.     Grant authority for the repurchase of shares              Mgmt          For                            For
       void authorization granted on AGM of 21 MAY
       2008

10.    Grant authority for the issuance of equity or             Mgmt          For                            For
       equity-linked securities without preemptive
       rights of up to 50% of capital in accordance
       with Articles 153.1.b of Spanish Companies
       Law; consequently Amend Company By-Laws

11.1   Amend the Article 2 of Company Bylaws, regarding:         Mgmt          For                            For
       social objective

11.2   Amend the Article 9 of Company Bylaws, regarding:         Mgmt          For                            For
       dividends

11.3   Amend the Article 15 of Company Bylaws, regarding:        Mgmt          For                            For
       preemptive rights

11.4   Amend the Article 16 of Company Bylaws, regarding:        Mgmt          For                            For
       exclusion of preemptive rights

11.5   Amend the Article 17 of Company Bylaws to reflect         Mgmt          For                            For
       changes in capital

11.6   Amend the Article 18 of Company Bylaws, regarding:        Mgmt          For                            For
       debt issuance

11.7   Amend the Article 32 of Company Bylaws, regarding:        Mgmt          For                            For
       Special Agreement

11.8   Amend the Article 64 of Company Bylaws, regarding:        Mgmt          For                            For
       dividends distribution

11.9   Amend the Article 69 of Company Bylaws, regarding:        Mgmt          For                            For
       Mergers and Excision

11.10  Approve the recast of Company Bylaws                      Mgmt          For                            For

12.    Authorize the Board to ratify and execute approved        Mgmt          For                            For
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 GAZ DE FRANCE, PARIS                                                                        Agenda Number:  701640511
--------------------------------------------------------------------------------------------------------------------------
        Security:  F42651111
    Meeting Type:  MIX
    Meeting Date:  16-Jul-2008
          Ticker:
            ISIN:  FR0010208488
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT ALL RESOLUTIONS ARE SUBJECT              Non-Voting    No vote
       TO THE REALIZATION OF MERGER PROPOSED UNDER
       RESOLUTION 2. THANK YOU.

E.1    Amend the Article 13 of the By-Laws regarding             Mgmt          Against                        Against
       Board composition

E.2    Approve the Merger by absorption of Suez                  Mgmt          For                            For

E.3    Approve the accounting treatment of Merger                Mgmt          For                            For

E.4    Approve the Gaz De France Stock replacing Suez            Mgmt          For                            For
       Stock to be issued or reissued pursuant to
       Suez outstanding Stock Option Plans

E.5    Approve the Gaz De France Stock replacing Suez            Mgmt          For                            For
       Stock to be issued or reissued pursuant to
       Suez outstanding Share Incentive Plans

E.6    Acknowledge completion of Merger, approve the             Mgmt          For                            For
       dissolution of Suez without liquidation, and
       authorize the Board to execute all formalities
       pursuant to Merger

E.7    Amend the Article 1 of Association regarding              Mgmt          For                            For
       form of Company

E.8    Approve to change Corporate purpose and amend             Mgmt          For                            For
       the Article 2 of By-Laws

E.9    Approve to change Company name to GDF SUEZ and            Mgmt          For                            For
       amend the Article 3 of By-Laws accordingly

E.10   Approve to change location of registered office           Mgmt          For                            For
       to 16-26 Rue Du Docteur Lancereaux, 75008 Paris,
       and amend the Article 4 of By-Laws accordingly

E.11   Amend the Article 6 of By-Laws to reflect changes         Mgmt          For                            For
       in capital

E.12   Adopt the New Articles of Association                     Mgmt          For                            For

E.13   Grant authority for the issuance of equity or             Mgmt          For                            For
       equity-linked securities with preemptive rights
       up to aggregate nominal amount of EUR 250 Million

E.14   Grant authority for the issuance of equity or             Mgmt          For                            For
       equity-linked securities without preemptive
       rights up to aggregate nominal amount of EUR
       250 Million

E.15   Authorize the Board to increase capital in the            Mgmt          For                            For
       event of additional demand related to delegations
       submitted to shareholder vote above within
       the nominal limits set above

E.16   Grant authority for the capital increase of               Mgmt          For                            For
       up to 10% of issued capital for future acquisitions

E.17   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.18   Approve the Employee Stock Purchase Plan for              Mgmt          For                            For
       International Employees

E.19   Approve to set global limit for capital increase          Mgmt          For                            For
       to result from issuance requests under items
       13 through 18 at EUR 310 million

E.20   Grant authority for the capitalization of reserves        Mgmt          For                            For
       for bonus issue or increase in par value

E.21   Grant authority up to 0.5% of issued capital              Mgmt          For                            For
       for use in Restricted Stock Plan

E.22   Approve the Stock Option Plans grants                     Mgmt          For                            For

E.23   Approve to reduce in share capital via cancellation       Mgmt          For                            For
       of repurchased shares

O.24   Grant authority for the repurchase of up to               Mgmt          Against                        Against
       10% of issued share capital

O.25   Approve to dismiss the Directors elected on               Mgmt          For                            For
       general meeting held on 07 OCT 2005

O.26   Elect Mr. Jean-Francois Cirelli as a Director             Mgmt          For                            For

O.27   Elect Mr. Gerard Mestrallet as a Director                 Mgmt          For                            For

O.28   Elect Mr. Jean-Louis Beffa as a Director                  Mgmt          For                            For

O.29   Elect Mr. Aldo Cardoso as a Director                      Mgmt          For                            For

O.30   Elect Mr. Etienne Davignon as a Director                  Mgmt          For                            For

O.31   Elect Mr. Albert Frere as a Director                      Mgmt          For                            For

O.32   Elect Mr. Edmond Alphandery as a Director                 Mgmt          For                            For

O.33   Elect Mr. Rene Carron as a Director                       Mgmt          For                            For

O.34   Elect Mr. Thierry De Rudder as a Director                 Mgmt          For                            For

O.35   Elect Mr. Paul Desmarais Jr as a Director                 Mgmt          For                            For

O.36   Elect Mr. Jacques Lagarde as a Director                   Mgmt          For                            For

O.37   Elect Mr. Anne Lauvergeon as a Director                   Mgmt          For                            For

O.38   Elect Lord Simon of Highbury as a Director                Mgmt          For                            For

O.39   Appoint Philippe Lemoine as a Censor                      Mgmt          For                            For

O.40   Appoint Richard Goblet D'Alviella as a Censor             Mgmt          For                            For

O.41   Approve to set remuneration of the Directors              Mgmt          For                            For
       in the aggregate amount of EUR 1.4 million
       starting for FY 2008

O.42   Ratify the appointment of Deloitte Associes               Mgmt          For                            For
       as the Auditor

O.43   Ratify the appointment of BEAS as the Alternate           Mgmt          For                            For
       Auditor

O.44   Grant authority for the filing of required documents/otherMgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 GDF SUEZ, PARIS                                                                             Agenda Number:  701746123
--------------------------------------------------------------------------------------------------------------------------
        Security:  F42768105
    Meeting Type:  EGM
    Meeting Date:  17-Dec-2008
          Ticker:
            ISIN:  FR0010208488
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE FOR AND AGAINST A VOTE
       OF ABSTAIN WILL BE TREATED AS AN AGAINST VOTE.
       THANK YOU.

1.     Approve, after having taken note of the contribution      Mgmt          For                            For
       agreement between Gdf Suez and Gdf Investissements
       31, all the terms of the contribution agreement,
       the valuation of the contribution and the consideration
       for it consequently, the shareholders meeting
       decides to increase the share capital by the
       creation of 1,140,946 new fully paid up shares
       of a par value of EUR 10.00 each, to be distributed
       to Gdf Suez the difference between the amount
       of the net assets contributed of EUR 114,094,600.00
       and the nominal amount of the share capital
       increase of EUR 11,409,460.00, estimated at
       EUR 102,685, 140.00, will form the merger premium;
       and authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

2.     Approve, after having taken note of the contribution      Mgmt          For                            For
       agreement between Gdf Suez and Gdf Investissements
       37, all the terms of the contribution agreement,
       the valuation of the contribution and the consideration
       for it consequently, to increase the share
       capital by creation of 19,036,102 new fully
       paid up shares of a par value of EUR 10.00
       each, to be distributed to Gdf Suez the difference
       between the amount of the net assets contributed
       of EUR 1,903,610,200.00 and the nominal amount
       of the share capital increase of EUR 190,361,020.00,
       estimated at EUR 1,713,249,180.00, will form
       the merger premium; and authorize the board
       of Directors to take all necessary measures
       and accomplish all necessary formalities

3.     Amend the Article 16 of the By-Laws                       Mgmt          For                            For

4.     Amend the Article 13 of the By-Laws                       Mgmt          For                            For

5.     Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By-Law




--------------------------------------------------------------------------------------------------------------------------
 GDF SUEZ, PARIS                                                                             Agenda Number:  701917140
--------------------------------------------------------------------------------------------------------------------------
        Security:  F42768105
    Meeting Type:  MIX
    Meeting Date:  04-May-2009
          Ticker:
            ISIN:  FR0010208488
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 540586 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Approve the report of the Board of Directors              Mgmt          For                            For
       and the report of the Auditors, the Company's
       financial statements FYE 31 DEC 2008, as presented
       showing earnings for the FY of EUR 2,766,786,164.00;
       and expenses and charges that were not tax
       deductible of EUR 699,616.81 with a corresponding
       tax of EUR 240,901.39

O.2    Approve the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, the consolidated financial
       statements for the said FY, in the form presented
       to the meeting showing net consolidated earnings
       [group share] of EUR 4,857,119,000.00

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 2,766,786,164. 00 allocation
       to the legal reserve: EUR 211,114.00 balance:
       EUR 2,766,575,050.00 retained earnings: EUR
       18,739,865,064.00 balance available for distribution:
       EUR 21,506,440,114.00 dividends: EUR 4,795,008,520.
       00 [i.e. a net dividend of EUR 2.20 per share],
       eligible for the 40% allowance provided by
       the French Tax Code interim dividend already
       paid on 27 NOV, 2008: EUR 1,723,907,172.00
       [i.e. a net dividend of EUR 0.80 per share]
       remaining dividend to be paid: EUR 3,071,101,348.00
       [i.e. a balance of the net dividend of EUR
       1.40]. this dividend will be paid on 04 JUN
       2009; in the event that the Company holds some
       of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the other reserves account
       the dividend payment may be carried out in
       cash or in shares for the dividend fraction
       of EUR 0.80 the shareholder will need to request
       it to his or her financial intermediary from
       06 MAY 2009 after, the shareholders will receive
       the dividend payment only in cash for the shareholders
       who have chosen the payment in cash, the dividend
       will be paid on 04 JUN 2009 the dividend fraction
       of EUR 0.60 will be paid only in cash on 11
       MAY 2009 as required by law

O.4    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-38 of
       the French Commercial Code, and the agreements
       entered into or implemented during the last
       year

O.5    Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 55.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 12,000,000,000.00 [Authority expires at
       the end of 18-month period]

O.6    Elect Mr. Patrick Arnaud as a Director for a              Mgmt          For                            For
       period of 4 years

O.7    Elect Mr. Eric Charles Bourgeois as a Director            Mgmt          For                            For
       for a period of 4 years

O.8    Elect Mr. Emmanuel Bridoux as a Director for              Mgmt          For                            For
       a period of 4 years

O.9    Elect Mrs. Gabrielle Prunet as a Director for             Mgmt          For                            For
       a period of 4 years

O.10   Elect Mr. Jean-Luc Rigo as a Director for a               Mgmt          For                            For
       period of 4 years

O.11   Elect Mr. Philippe Taurines as a Director for             Mgmt          For                            For
       a period of 4 years

O.12   Elect Mr. Robin Vander Putten as a Director               Mgmt          For                            For
       for a period of 4 years

E.13   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital by a maximum
       nominal amount of EUR 20,000,000.00, by issuance,
       with preferred subscription rights maintained,
       of 20,000,000 new shares of a par value of
       EUR 1.00 each; [Authority expires at the end
       of 18-month period] ; it supersedes the one
       granted by the shareholders' meeting of 16
       JUL 2008 in its Resolution 18 and to cancel
       the shareholders' Preferential subscription
       rights in favour of any entities, of which
       aim is to subscribe, detain or sell GDF Suez
       shares or other financial instruments within
       the frame of the implementation of one of the
       various options of the group GDF Suez International
       Employee Shareholding Plan and to take all
       necessary measures and accomplish all necessary
       formalities

E.14   Authorize the Board of Directors all powers               Mgmt          For                            For
       to grant, in one or more transactions, in favour
       of employees and Corporate Officers of the
       Company and, or related Companies, options
       giving the right either to subscribe for new
       shares in the Company to be issued through
       a share capital increase, or to purchase existing
       shares purchased by the Company, it being provided
       that the options shall not give rights to a
       total number of shares, which shall exceed
       0.5% ; [Authority expires at the end of 18-month
       period]; this delegation of powers supersedes
       the one granted by the shareholders meeting
       of 16 JUL 2008 in its Resolution 22 and to
       cancel the shareholders' preferential subscription
       rights in favour of the beneficiaries mentioned
       above and to take all necessary measures and
       accomplish all necessary formalities

E.15   Authorize the Board of Directors to grant for             Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the employees or the Corporate
       Officers of the Company and related companies;
       they may not represent 0.5% of issued share
       capital; [Authority expires at the end of 18-month
       period]; this delegation of powers supersedes
       the one granted by the shareholders meeting
       of 16 JUL 2008 in its Resolution 21 and to
       take all necessary measures and accomplish
       all necessary formalities

E.16   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of the meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

A.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve the external proposal has been filed
       by FCPE Action Gaz 2005, one of the employees
       shareholders vehicle, it amends the earlier
       Resolution 14 on options for 0.50% of share
       capital and tends to enlarge the beneficiaries
       to all employees but equally, even if a greater
       accessibility of employees to share-based payments
       seems positive, we do not support this proposal
       as we consider that egalitarian grants of options
       must not be encouraged and that stock-options
       grants must remain a remuneration tool in the
       hand of the Board of Directors, we recommend
       opposition

B.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve the external proposal from the Suez
       Action Gaz 2005 ESOP amends the earlier authorization
       for restricted shares up to 0.7% of the capital
       but here for all employees and equally, we
       do not support as we consider that theses devices
       must be used as element of the individual pay
       and because the Board of Directors has already
       implemented all-employees plans and asks shareholders
       authorization to continue within the limit
       of 0.20% of share capital [See Resolution 15],
       we recommend opposition

C.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve to cut total dividend to EUR 0.80 instead
       of EUR 2.2, this external proposal from the
       Suez Action Gaz 2005 ESOP is not based on the
       strong increase of the 2008 dividend, last
       year employees shareholders already suggested
       to freeze the dividend, the motive is to increase
       the investments and salaries instead of the
       dividends; the resulting dividend would be
       a reduction to only 57% of the ordinary dividend
       paid last year and 36% of the total dividend
       for this year, a final distribution much too
       low in view of the legitimate expectations
       of the shareholders, we cannot support such
       resolution which primarily opposes the interests
       of employees and shareholders




--------------------------------------------------------------------------------------------------------------------------
 GEA GROUP AG, BOCHUM                                                                        Agenda Number:  701851102
--------------------------------------------------------------------------------------------------------------------------
        Security:  D28304109
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  DE0006602006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 01 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report and the
       report pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distributed        Mgmt          For                            For
       profit of EUR 74,001,448.75 as follows: payment
       of a dividend of EUR 0.40 per no-par share
       EUR 478,310.75 shall be carried forward ex-dividend
       and payable date: 23 APR 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       Deloitte + Touche GMBH, Frankfurt

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 10%
       from the market price of the shares if they
       are acquired through the Stock Exchange, nor
       more than 20% if they are acquired by way of
       a repurchase offer, on or before 21 OCT 2010;
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the Stock Exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions or for satisfying conversion or
       option rights and to retire the shares

7.a    Creation of new authorized capital and the corresponding  Mgmt          For                            For
       amendments to the Articles of Association a)
       the Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the share capital by up to EUR
       72,000,000 through the issue of new no-par
       shares against cash payment on or before 21
       APR 2014 [authorized capital II] the period
       as of when the shares entitle to dividend payments
       may differ from the period stipulated by Law;
       shareholders subscription rights may be excluded
       for residual amounts

7.b    The Board of Managing Directors shall be authorized,      Mgmt          For                            For
       with the consent of the Supervisory Board,
       to increase the share capital by up to EUR
       99,000,000 through the issue of new no-par
       shares against payment in cash and/or kind,
       on or before 21 APR 2014 [authorized capital
       III]; the period as of when the shares entitle
       to dividend payments may differ from the period
       stipulated by Law; shareholders subscription
       rights may be excluded for the issue of shares
       against contributions in kind, for a capital
       increase of up to 10% of the share capital
       against contributions in cash if the shares
       are issued at a price not materially below
       their market price, and for residual amounts

8.     Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary,
       Tuchenhagen Brewery Systems GMBH, effective
       until at least 31 DEC 2013

9.     Election of Mr. Hartmut Eberlein to the Supervisory       Mgmt          For                            For
       Board




--------------------------------------------------------------------------------------------------------------------------
 GECINA, PARIS                                                                               Agenda Number:  701986981
--------------------------------------------------------------------------------------------------------------------------
        Security:  F4268U171
    Meeting Type:  MIX
    Meeting Date:  15-Jun-2009
          Ticker:
            ISIN:  FR0010040865
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 562889 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       and statutory Reports

O.3    Approve the standard accounting transfers                 Mgmt          For                            For

O.4    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 5.70 per share

O.5    Approve the Auditors special report regarding             Mgmt          For                            For
       related party transactions

O.6    Approve the transaction with Mr. AntonioTruan             Mgmt          For                            For

O.7    Elect Mrs. Victoria Soler Lujan as a Director             Mgmt          For                            For

O.8    Elect Mr. Santiago Ybarra Churruca as a Director          Mgmt          For                            For

O.9    Elect Societe Metrovacesa as a Director                   Mgmt          For                            For

O.10   Elect Mr. Nicolas Durand as a Director                    Mgmt          For                            For

O.11   Ratify Mr. Sixto Jimenez Muniain as a Director            Mgmt          For                            For

O.12   Ratify Mr. Joaquin Fernandez Del Rio as a Director        Mgmt          For                            For

O.13   Ratify Mr. Jesus Perez Rodriguez as a Director            Mgmt          For                            For

O.14   Ratify Mr. Nicolas Diaz Saldana as a Director             Mgmt          For                            For

O.15   Approve the remuneration of the Directors in              Mgmt          For                            For
       the aggregate amount of EUR 1.75 million from
       the FY 2009

O.16   Authorize the repurchase of up to 10 % of issued          Mgmt          For                            For
       share capital

E.17   Authorize the issuance of equity or equity linked         Mgmt          Against                        Against
       securities with preemptive rights up to aggregate
       nominal amount of EUR 200 million

E.18   Authorize the issuance of equity or equity linked         Mgmt          Against                        Against
       securities without preemptive rights up to
       aggregate nominal amount of EUR 200 million

E.19   Authorize the Board to increase capital in the            Mgmt          Against                        Against
       event of additional demand related to delegation
       submitted to shareholder vote above

E.20   Authorize the capital increase of up to 10 %              Mgmt          Against                        Against
       of issued capital for future acquisitions

E.21   Authorize the capitalization of reserves of               Mgmt          For                            For
       up to EUR 500 million for bonus issue or increase
       in par value

E.22   Authorize the Board to set issue price for 10             Mgmt          For                            For
       % per year of issued capital pursuant to issue
       authority without preemptive rights

E.23   Approve the employee Stock Purchase Plan                  Mgmt          For                            For

E.24   Authorize up to 3% of issued capital for use              Mgmt          For                            For
       in Stock Option Plan

E.25   Authorize up to 3% of issued capital for use              Mgmt          For                            For
       in restricted Stock Plan

E.26   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.27   Amend Article 14 of bylaws regarding Board meetings       Mgmt          For                            For

E.28   Authorize the filing of required documents/other          Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 GENERALI DEUTSCHLAND HOLDING AG                                                             Agenda Number:  701879643
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2860B106
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  DE0008400029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 28 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board

2.     Presentation of the Group financial statements            Non-Voting    No vote
       and group annual report for the 2008 FY with
       the report of the Supervisory Board

3.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 157,695,696.96 as follows: payment
       of a dividend of EUR 2.90 per no-par share
       EUR 23,714.36 shall be carried forward EUR
       2,000,000 shall be allocated to the other revenue
       reserves ex-dividend and payable date: 20 MAY
       2009

4.A    Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.B    Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Renewal of authorization to acquire own shares            Mgmt          For                            For
       the Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to acquire own shares of up to 10% of the Company's
       share capital through the stock exchange, at
       prices not deviating more than 5% from the
       market price of the shares, or by way of a
       public repurchase offer to all shareholders,
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       31 OCT 2010, the Board of Managing Directors
       shall be authorized to retire the shares, use
       the shares in connection with mergers and acquisitions,
       and to dispose of the shares in a manner other
       than through the stock exchange or by way of
       a public offer to all shareholders if the shares
       are sold at a price not materially below the
       market price of the shares, the existing authorization
       to acquire own shares shall be revoked when
       the new authorization comes into effect

6.     Creation of a new authorized capital and the              Mgmt          For                            For
       correspondent amendment to the Article of Association
       the Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the Company's share capital by
       up to EUR 68,710,392.32, through the issue
       of up to 26,839,997 new bearer no-par shares,
       against payment in cash or kind, on or before
       18 MAY 2014 (authorized capital), shareholders
       shall be granted subscription rights except
       for residual amounts, the Board of Managing
       Directors shall also be authorized, with the
       consent of the Supervisory Board, to exclude
       shareholders' subscription rights if the new
       shares are issued at a price not materially
       below the market price of the shares

7.     Amendments to the Articles of Association: a)             Mgmt          For                            For
       Section 2, in respect of the Company's seat
       being changed to cologne, b) Section 20, in
       respect of the place of jurisdiction being
       the Company's seat, c) section 11, in respect
       of the additional annual remuneration for Members
       of Supervisory Board Committees being adjusted
       to 1 half of the fixed annual remuneration
       for each Member of the Supervisory Board as
       per Section 11(1) and (2), the Chairman of
       the respective Committee receiving twice, the
       Deputy Chairman one and a half times, the amount




--------------------------------------------------------------------------------------------------------------------------
 GERDAU AMERISTEEL CORP                                                                      Agenda Number:  701874453
--------------------------------------------------------------------------------------------------------------------------
        Security:  37373P105
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  CA37373P1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO             Non-Voting    No vote
       VOTE 'IN FAVOR' OR " 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS A AND B. THANK YOU."

       Receive the consolidated financial statements             Non-Voting    No vote
       of the Company and its subsidiary companies
       for the FYE 31 DEC 2008 together with the report
       of the auditors on the financial statement

A.1    Elect Mr. Phillip E. Casey as a Director for              Mgmt          For                            For
       the ensuing year

A.2    Elect Mr. Joseph J. Heffernan as a Director               Mgmt          For                            For
       for the ensuing year

A.3    Elect Mr. Jorge Gerdau Johannpeter as a Director          Mgmt          For                            For
       for the ensuing year

A.4    Elect Mr. Frederico C. Gerdau Johannpeter as              Mgmt          For                            For
       a Director for the ensuing year

A.5    Elect Mr. Andre Gerdau Johannpeter as a Director          Mgmt          For                            For
       for the ensuing year

A.6    Elect Mr. Claudio Johannpeter as a Director               Mgmt          For                            For
       for the ensuing year

A.7    Elect Mr. J. Spencer Lanthier as a Director               Mgmt          For                            For
       for the ensuing year

A.8    Elect Mr. Mario Longhi as a Director for the              Mgmt          For                            For
       ensuing year

A.9    Elect Mr. Richard Mccoy as a Director for the             Mgmt          For                            For
       ensuing year

A.10   Elect Mr. Rick J. Mills as a Director for the             Mgmt          For                            For
       ensuing year

A.11   Elect Mr. Arthur Scace as a Director for the              Mgmt          For                            For
       ensuing year

B.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of Gerdau Ameristeel and authorize the Directors
       to fix the Auditors' remuneration

C.     Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 GESTEVISION TELECINCO SA                                                                    Agenda Number:  701831150
--------------------------------------------------------------------------------------------------------------------------
        Security:  E56793107
    Meeting Type:  OGM
    Meeting Date:  01-Apr-2009
          Ticker:
            ISIN:  ES0152503035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       02 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and Management report         Mgmt          For                            For
       2008

2.     Approve the application of the result of year             Mgmt          For                            For
       2008

3.     Approve the Management of the Board of Directors          Mgmt          For                            For
       for the year 2008

4.     Approve the setting of annual salary limit for            Mgmt          For                            For
       the Board Members

5.     Approve the submission of Company shares to               Mgmt          For                            For
       Executive Board Members and the Directors as
       part of their salary

6.     Approve the establishment of wage system for              Mgmt          For                            For
       Executive Board Members and the Directors of
       the Company

7.     Authorize the Board to acquire own shares                 Mgmt          For                            For

8.     Approve the setting of number of Board Members            Mgmt          For                            For

9.1.1  Re-elect Mr. Alejandro Echevarria Busquet as              Mgmt          Against                        Against
       a Board Member for 5 years

9.1.2  Re-elect Mr. Fedele Confalonieri as a Board               Mgmt          Against                        Against
       Member for 5 years

9.1.3  Re-elect Mr. Pier Silvio Berlusconi as a Board            Mgmt          Against                        Against
       Member for 5 years

9.1.4  Re-elect Mr. Giuliano Adreani as a Board Member           Mgmt          Against                        Against
       for 5 years

9.1.5  Re-elect Mr. Alfredo Messina as a Board Member            Mgmt          Against                        Against
       for 5 years

9.1.6  Re-elect Mr. Marco Giordani as a Board Member             Mgmt          Against                        Against
       for 5 years

9.1.7  Re-elect Mr. Paolo Vasile as a Board Member               Mgmt          Against                        Against
       for 5 years

9.1.8  Re-elect Mr. Giuseppe Tringali as a Board Member          Mgmt          Against                        Against
       for 5 years

9.2.1  Appoint Ms. Helena Revoredo Delvecchio as a               Mgmt          Against                        Against
       new Board Member for 5 years

9.2.2  Appoint Mr. Mario Rodriguez Valderas as a new             Mgmt          Against                        Against
       Board Member for 5 years

10.    Approve the presentation of annual salary policy          Mgmt          For                            For
       report for the Board Members for the year 2008

11.    Approve the delegation of powers to the Board             Mgmt          For                            For
       to formalize, interpret and execute previous
       resolutions and substitute the powers of the
       Board received in the meeting




--------------------------------------------------------------------------------------------------------------------------
 GKN PLC                                                                                     Agenda Number:  701871899
--------------------------------------------------------------------------------------------------------------------------
        Security:  G39004232
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  GB0030646508
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2008

2.     Re-elect Mr. R.D. Brown as a Director                     Mgmt          For                            For

3.     Re-elect Sir Kevin Smith as a Director                    Mgmt          For                            For

4.     Re-elect Mr. W.C. Seeger, Jr as a Director                Mgmt          For                            For

5.     Re-elect Mr. H.C-J. Mamsch as a Director                  Mgmt          For                            For

6.     Re-elect Sir Christopher Meyer as a Director              Mgmt          For                            For

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next AGM

8.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Company's Auditors in respect to their
       appointment for the period ending at the conclusion
       of the next AGM

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing authorities and without prejudice
       to previous allotments or offers or agreements
       to allot made pursuant to such authorities,
       to allot: a) relevant securities [as defined
       in the Companies Act 1985] up to an aggregate
       nominal amount of GBP 117,586,615; and b) relevant
       securities comprising equity securities [as
       defined in the Companies Act 1985] up to an
       aggregate nominal amount of GBP 235,173,230
       [such amount to be reduced by the aggregate
       nominal amount of relevant securities issued
       under paragraph (A) of this resolution in connection
       with an offer by way of a rights issue: i)
       to ordinary shareholders in proportion [as
       nearly as may be practicable] to their existing
       holdings; and ii) to holders of other equity
       securities as required by the rights of those
       securities or, subject to such rights, as the
       Directors otherwise consider necessary, and
       so that the Directors may impose any limits
       or restrictions and make any arrangements which
       they consider necessary or appropriate to deal
       with treasury shares, fractional entitlements,
       record dates, legal, regulatory or practical
       problems in, or under the laws of, any territory
       or any other matter; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or 01 JUL 2010]; and the Directors
       may allot relevant securities under any such
       offer or agreement as if the authority had
       not expired

S.10   Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing powers and without prejudice to
       previous allotments or offers or agreements
       to allot made pursuant to such authorities,
       and subject to the passing of Resolution 9,
       to allot equity securities [as defined in the
       Companies Act 1985] for cash pursuant to the
       authority granted by Resolution 9 and/or where
       the allotment constitutes an allotment of equity
       securities by virtue of section 94(3A) of the
       Companies Act 1985, in each case free of the
       restriction in Section 89(1) of the Companies
       Act 1985, such power to be limited to: a) the
       allotment of equity securities in connection
       with an offer by way of a rights issue only;
       and b) the allotment of equity securities pursuant
       to the authority granted by Resolution 9 and/or
       an allotment which constitutes an allotment
       of equity securities by virtue of Section 94(3A)
       of the Companies Act 1985 [in each case otherwise
       than in the circumstances set out in this Resolution
       10] up to a nominal amount of GBP 18,597,598;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 01 JUL 2010];
       and the Directors may allot equity securities
       under any such offer or agreement as if the
       power had not expired

11.    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 450,000,000 to GBP
       608,000,000 by the creation of 316,000,000
       ordinary shares of 50 pence each

12.    Approve the Directors' remuneration report as             Mgmt          For                            For
       specified for the year ended 31 DEC 2008

S.13   Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with the provisions of Article 6 (B) of the
       Company's Articles of Association and the Companies
       Act 1985, to make market purchases [Section
       163(3) of the Companies Act 1985] of up to
       70,551,969 ordinary shares of 50 pence each
       in the capital of the Company, at a minimum
       price of 50p per GKN share [in each case exclusive
       of expenses payable by the Company] and up
       to 105% of the average middle market quotations
       of a GKN Share as derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 01 JUL 2010]; the Company, before the expiry,
       may make a purchase of any GKN shares after
       the expiry of this authority if the contract
       for purchase was entered into before such expiry

14.    Authorize the Company and any Company which               Mgmt          For                            For
       is or becomes a subsidiary of the Company at
       any time during the period to which this resolution
       relates, for the purposes of Section 366 of
       the Companies Act 2006 to: i) make political
       donations to political parties or independent
       election candidates, not exceeding GBP 200,000
       in aggregate; ii) make political donations
       to political organizations other than Political
       Parties, not exceeding GBP 200,000 in aggregate;
       and iii) incur political expenditure not exceeding
       GBP 200,000 in aggregate; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 01 JUL 2010]; provided that
       the combined aggregate amount of donations
       made and political expenditure incurred pursuant
       to this authority shall not exceed GBP 200,000
       and that the maximum amounts referred to in
       (i), (ii) and (iii) may comprise sums in different
       currencies which shall be converted at such
       rate as the Board may in its absolute discretion
       determine to be appropriate

S.15   Approve to call a general meeting other than              Mgmt          Against                        Against
       an AGM on not less than 14 days' notice in
       accordance with the Company's Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 GLAXOSMITHKLINE PLC                                                                         Agenda Number:  701867701
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3910J112
    Meeting Type:  AGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  GB0009252882
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and financial      Mgmt          For                            For
       statements

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Elect Mr. James Murdoch as a Director                     Mgmt          For                            For

4.     Elect Mr. Larry Culp as a Director                        Mgmt          For                            For

5.     Re-elect Sir. Crispin Davis as a Director                 Mgmt          For                            For

6.     Re-elect Dr. Moncef Slaoui as a Director                  Mgmt          For                            For

7.     Re-elect Mr. Tom de Swaan as a Director                   Mgmt          For                            For

8.     Re-appoint the Auditors                                   Mgmt          For                            For

9.     Approve the remuneration of the Auditors                  Mgmt          For                            For

10.    Authorize the Company and its subsidiaries to             Mgmt          For                            For
       make political donations to political organization
       and incur political expenditure

11.    Grant authority to allot shares                           Mgmt          Against                        Against

S.12   Approve the disapplication of pre-emption rights          Mgmt          For                            For

S.13   Authorize the Company to purchase its own shares          Mgmt          For                            For

14.    Approve the exemption from statement of Senior            Mgmt          For                            For
       Statutory Auditors name

S.15   Approve the reduced notice of general meeting             Mgmt          Against                        Against
       other than an AGM

16.    Adopt the GlaxoSmithKline GSK 2009 Performance            Mgmt          For                            For
       Share Plan

17.    Adopt the GSK 2009 Share Option Plan                      Mgmt          For                            For

18.    Adopt the GSK 2009 Deferred Annual Bonus Plan             Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GOLDCORP INC NEW                                                                            Agenda Number:  701896815
--------------------------------------------------------------------------------------------------------------------------
        Security:  380956409
    Meeting Type:  AGM
    Meeting Date:  22-May-2009
          Ticker:
            ISIN:  CA3809564097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS "A.1 to A.10 AND B". THANK YOU.

       To receive and consider the audited consolidated          Non-Voting    No vote
       financial statements of the Company for the
       YE 31 DEC 2008

A.1    Elect Mr. Ian W. Telfer as a Director of the              Mgmt          For                            For
       Company for the ensuing year

A.2    Elect Mr. Douglas M. Holtby as a Director of              Mgmt          For                            For
       the Company for the ensuing year

A.3    Elect Mr. Charles A. Jeannes as a Director of             Mgmt          For                            For
       the Company for the ensuing year

A.4    Elect Mr. John P. Bell as a Director of the               Mgmt          For                            For
       Company for the ensuing year

A.5    Elect Mr. Lawrence I. Bell as a Director of               Mgmt          For                            For
       the Company for the ensuing year

A.6    Elect Mr. Beverley A. Briscoe as a Director               Mgmt          For                            For
       of the Company for the ensuing year

A.7    Elect Mr. Peter J. Dey as a Director of the               Mgmt          For                            For
       Company for the ensuing year

A.8    Elect Mr. P. Randy Reifel as a Director of the            Mgmt          For                            For
       Company for the ensuing year

A.9    Elect Mr. A. Dan Rovig as a Director of the               Mgmt          For                            For
       Company for the ensuing year

A.10   Elect Mr. Kenneth F. Williamson as a Director             Mgmt          For                            For
       of the Company for the ensuing year

B.     Appoint Deloitte & Touche LLP, Chartered Accountants,     Mgmt          For                            For
       as the Auditors of the Company for the ensuing
       year and authorize the Directors to fix their
       remuneration

C.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 GOODMAN GROUP, SYDNEY NSW                                                                   Agenda Number:  701732821
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4229W108
    Meeting Type:  AGM
    Meeting Date:  17-Nov-2008
          Ticker:
            ISIN:  AU000000GMG2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the annual report of the Goodman Group            Non-Voting    No vote

       PLEASE NOTE THAT RESOLUTIONS 1 TO 5 ARE FOR               Non-Voting    No vote
       THE COMPANY. THANK YOU.

1.     Re-elect Mr. Patrick Goodman as a Director of             Mgmt          For                            For
       Goodman Group, who retires by rotation in accordance
       with the Constitution and the Listing Rules

2.     Re-elect Mr. John Harkness as a Director of               Mgmt          For                            For
       Goodman Group, who retires by rotation in accordance
       with the Constitution and the Listing Rules

3.     Re-elect Mr. James Hodgkinson as a Director               Mgmt          For                            For
       of Goodman Group, who retires by rotation in
       accordance with the Constitution and the Listing
       Rules

4.     Re-elect Ms. Anne Keating as a Director of Goodman        Mgmt          For                            For
       Group, who retires by rotation in accordance
       with the Constitution and the Listing Rules

5.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008

S.6    Approve to change the name of Goodman International       Mgmt          For                            For
       Limited to Goodman Limited, to take effect
       when ASIC alters the details of registration
       in accordance with the Corporations Act

       PLEASE NOTE THAT THE RESOLUTIONS 7 AND 8 ARE              Non-Voting    No vote
       FOR THE COMPANY AND THE TRUST. THANK YOU.

7.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules for the issue of
       7,000,000 Options to Mr. Gregory Goodman at
       an exercise price of AUD 3.07 and on such terms
       as specified

S.8    Approve, for all purposes [including for the              Mgmt          For                            For
       purposes of Listing Rule 7.1 and ASIC Class
       Order 05/26] the issue of Securities that are
       not subscribed for by Security holders under
       the DRP for the distribution periods from 01
       JAN 2009 to 31 DEC 2009 to the underwriter
       of the DRP, or persons procured by the underwriter




--------------------------------------------------------------------------------------------------------------------------
 GPT GROUP                                                                                   Agenda Number:  701922406
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4252X106
    Meeting Type:  AGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  AU000000GPT8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive the Director's report and financial            Non-Voting    No vote
       statements for the YE 31 DEC 2008 together
       with Auditor's report

1.     Re-elect Mr. Eric Goodwin as a Director of the            Mgmt          For                            For
       Company, who retires in accordance with Rule
       49 of the Company's Constitution

2.     Elect Mr. Lim Swe Guan as a Director of the               Mgmt          For                            For
       Company, who ceases to hold office in accordance
       with Rule 48(d) of the Company's Constitution

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2008

       PLEASE NOTE THAT THIS RESOLUTION IS FOR COMPANY           Non-Voting    No vote
       AND TRUST. THANK YOU.

S.4    Amend: in case of the Constitution of the Company-deletingMgmt          For                            For
       Rules 79 and 80 in their entirety and replacing
       them with new Rules 79 and 80 in the form as
       specified; and in case of the Constitution
       of the Trust-inserting a new Rule 12A in the
       form as specified

       PLEASE NOTE THAT THIS RESOLUTION IS FOR COMPANY.          Non-Voting    No vote
       THANK YOU.

S.5    Amend the Constitution of the Company by inserting        Mgmt          For                            For
       a new Rule 46(e) in the form as specified

       PLEASE NOTE THAT THIS RESOLUTION IS FOR TRUST.            Non-Voting    No vote
       THANK YOU.

S.6    Amend the Constitution of the Trust by inserting          Mgmt          For                            For
       a new Rule 5.13 in the form as specified and
       approve the renumbering the Clauses in the
       Constitution to conform with the Clause numbering
       as specified [including any consequential amendments
       to cross references to the Clauses]

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       COMPANY AND TRUST. THANK YOU.

       PELASE NOTE THAT IN RESPECT OF RESOLUTION 7,              Non-Voting    No vote
       ANY VOTES CAST BY A DIRECTOR OF THE COMPANY
       OR THE RESPONSIBLE ENTITY OF THE TRUST [EXCEPT
       A DIRECTOR WHO IS INELIGIBLE TO PARTICIPATE
       IN ANY EMPLOYEE LOAN OR INCENTIVE SCHEME],
       AND ANY ASSOCIATE OF THAT DIRECTOR. THANK YOU.

7.     Approve and adopt the GPT Group Stapled Security          Mgmt          For                            For
       Rights Plan [the Plan], the terms and conditions
       as specified by the Company and the issue of
       rights to acquire securities under the Plan
       [and the issue of the underlying securities
       that are the subject of those rights], for
       all purposes including ASX Listing Rule 7.2,
       Exception 9(b)

       PLEASE NOTE THAT IN RESPECT OF THE RESOLUTIONS            Non-Voting    No vote
       8.1 AND 8.2, ANY VOTES CAST BY A PERSON WHO
       PARTICIPATED IN THE RELEVANT ISSUE AND ANY
       ASSOCIATE OF THAT PERSON. THANK YOU.

8.1    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.4 and for all other purposes, for the issue
       of 31,897,404 stapled securities, each comprising
       one share in GPT Management Holdings Limited
       and one unit in General Property Trust [Stapled
       Security], to Reco 175LS Aust Pte Limited,
       an affiliate of GIC Real Estate Pte Limited,
       at AUD 0.60 per Stapled Security on the terms
       as specified

8.2    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.4 and for all other purposes, for the issue
       by GPT RE Limited, as responsible entity of
       General Property Trust, of 2,500 exchangeable
       stapled securities to Reco 175LS Aust Pte Limited,
       an affiliate of GIC Real Estate Pte Limited,
       being perpetual, unsecured, subordinated securities
       which are exchangeable into Stapled Securities
       [Exchangeable Securities] at AUD 100,000 per
       Exchangeable Security on the terms as specified




--------------------------------------------------------------------------------------------------------------------------
 GREAT WEST LIFECO INC                                                                       Agenda Number:  701858271
--------------------------------------------------------------------------------------------------------------------------
        Security:  39138C106
    Meeting Type:  EGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA39138C1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTIONS
       "1 AND 4" AND 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       2.1 TO 2.19 AND 3". THANK YOU.

       To receive the financial statements for the               Non-Voting    No vote
       YE 31 DEC 2008 and the report of the Auditors
       thereon

S.1    Amend the Articles of the Corporation to reduce           Mgmt          For                            For
       the number of Directors from 23 to 19

2.1    Elect Mr. George S. Bain as a Director                    Mgmt          For                            For

2.2    Elect Mr. Michael L. Hepher as a Director                 Mgmt          For                            For

2.3    Elect Mr. Jerry E.A. Nickerson as a Director              Mgmt          For                            For

2.4    Elect Mr. Raymond Royer as a Director                     Mgmt          For                            For

2.5    Elect Mr. Marcel R. Coutu as a Director                   Mgmt          For                            For

2.6    Elect Mr. Chaviva M. Hosek as a Director                  Mgmt          For                            For

2.7    Elect Mr. David A. Nield as a Director                    Mgmt          For                            For

2.8    Elect Mr. Philip K. Ryan as a Director                    Mgmt          For                            For

2.9    Elect Mr. Andre Desmarais as a Director                   Mgmt          For                            For

2.10   Elect Mr. D. Allen Loney as a Director                    Mgmt          For                            For

2.11   Elect Mr. R. Jeffrey Orr as a Director                    Mgmt          For                            For

2.12   Elect Mr. Emoke J.E. Szathmary as a Director              Mgmt          For                            For

2.13   Elect Mr. Paul Desmarais, Jr. as a Director               Mgmt          Against                        Against

2.14   Elect Mr. Donald F. Mazankowski as a Director             Mgmt          For                            For

2.15   Elect Mr. Michael Plessies-Belair as a Director           Mgmt          For                            For

2.16   Elect Mr. Brain E. Walsh as a Director                    Mgmt          For                            For

2.17   Elect Mr. H. David Graves as a Director                   Mgmt          Against                        Against

2.18   Elect Mr. Raymond L. McFeetors as a Director              Mgmt          For                            For

2.19   Elect Mr. Henri-Paul Rousseau as a Director               Mgmt          For                            For

3.     Appoint Deloitte & Touche LLp as the Auditors             Mgmt          For                            For

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve the proposal attached as Schedule "B"
       to the accompanying Management Proxy Circular

5.     Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 GREEK ORGANISATION OF FOOTBALL PROGNOSTICS SA                                               Agenda Number:  701907137
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3232T104
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  GRS419003009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE AN A REPETITIVE
       MEETING ON 20 MAY 2009 AND A B REPETITIVE MEETING
       ON 09 JUL 2009. ALSO, YOUR VOTING INSTRUCTIONS
       WILL NOT BE CARRIED OVER TO THE SECOND CALL.
       ALL VOTES RECEIVED ON THIS MEETING WILL BE
       DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THE REPETITIVE MEETING. PLEASE BE ALSO ADVISED
       THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
       QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU

1.     Approve the Board of Directors and Chartered              Mgmt          No Action
       Auditors reports regarding the annual financial
       statements for the 9th FY 01 JAN 2008 until
       31 DEC 2008

2.     Approve the Company's corporate and consolidated          Mgmt          No Action
       annual financial statements for the 9th FY
       01 JAN 2008 until 31 DEC 2008

3.     Approve the earnings distribution for the 9th             Mgmt          No Action
       FY 01 JAN 2008 until 31 DEC 2008

4.     Approve the exemption of the Board of Directors           Mgmt          No Action
       and Chartered Accountants form any liability
       for compensation for activities of the 9th
       FY 01 JAN 2008 until 31 DEC 2008 and the administrative
       and representation acts of the Board of Directors

5.     Approve the remuneration compensation of the              Mgmt          No Action
       Members of the Board of Directors for their
       9th FYB 01 AJN 2008 until 31 DEC 2008

6.     Approve the remuneration compensation of the              Mgmt          No Action
       Members of the Board of Directors for their
       participation in the Board of Director's and
       in Company's Committees for the current 10th
       FY 01 JAN 2009 until 31 DEC 2009

7.     Elect the regular and substitute Chartered Auditors       Mgmt          No Action
       for the current 10th FY 01 JAN 2009 until 31
       DEC 2009, and approve their remuneration

8.     Ratify the election of new Board of Director's            Mgmt          No Action
       members in replacement of resigned ones; and
       elect new Audit Committee according to Article
       37 of Law 3693/2008

9.     Approve the replacement of Board of Director's            Mgmt          No Action
       Members

10.    Authorize, pursuant to Article 23, paragraph              Mgmt          No Action
       1 of C.L. 2190/1920, the Members of the Board
       of Directors and Directors of the Company's
       departments and divisions to participate in
       the Board of Directors or in the Management
       of the Groups Companies and their associate
       Companies, for the purposes set out in Article
       42E paragraph 5, of the Codified Law 2190/1920

11.    Authorize the Company's Lawyers Mr. Dimitrios             Mgmt          No Action
       Panageas, Athens Bar Association registered
       No 21923, legal advisor to Management and Mrs.
       Barbara Panousi Athens Bar Association Registered
       No. 16002, lawyer acting jointly or separately
       to submit for approve  and publication to the
       Ministry of development the Minutes of the
       Ordinary general assembly as well as those
       of any repeat session as well as the entire
       new codified document of the Company's Articles
       of Association and in general to carry out
       any legal action to enforce the resolutions
       of the Ordinary general assembly or any repeat
       session

12.    Other announcements                                       Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 GROUPE BRUXELLES LAMBERT                                                                    Agenda Number:  701870962
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4746J115
    Meeting Type:  OGM
    Meeting Date:  14-Apr-2009
          Ticker:
            ISIN:  BE0003797140
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 545357  DUE TO  CHANGE IN THE VOTING STATUS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Management report of the Board of             Non-Voting    No vote
       Directors and reports of the Statutory Auditor
       on the FY 2008

2.     Approve the presentation of the consolidated              Mgmt          No Action
       financial statements for the YE 31 DEC 2008
       and proposal for the approval of the non-consolidated
       annual accounts for the YE 31 DEC 2008, including
       appropriation of profit

3.     Grant discharge to the Directors for duties               Mgmt          No Action
       performed during the YE 31 DEC 2008

4.     Grant discharge to the Statutory Auditor for              Mgmt          No Action
       duties performed during the YE 31 DEC 2008

5.a    Re-elect Mr. Thierry De Rudder as a Director,             Mgmt          No Action
       for a term of 3 years, whose term of office
       expires at the end of this general meeting

5.b    Elect Mr. Georges Chodron De Courcel as a Director,       Mgmt          No Action
       for a term of 3 years

5.c    Elect Mr. Ian Gallienne as a Director, for a              Mgmt          No Action
       term of 3 years

6.     Authorize the Board of Directors, to acquire              Mgmt          No Action
       in strict compliance with legal provisions
       a maximum of 32,271,657 treasury shares at
       unit price that may not be more than 10% below
       the lowest price of the 12 months preceding
       the operation and more than 10 above the highest
       price of the last 20 listings preceding the
       operation, and authorize the Company's subsidiaries
       within the meaning of Article 627 of the Company
       Code, to acquire the Company's shares under
       the same conditions, if  the general meeting
       agrees on this proposal, this authorization
       replace the one granted by the OGM of 08 APR
       2008; [Authority expires after 5 years period]

7.     Approve, in accordance with the decisions on              Mgmt          No Action
       the establishment of a stock option plan by
       the general meeting of 24 APR 2007, proposal
       to set at EUR 12.5 million the maximum value
       of shares in relation to the options to be
       granted in 2009

8.     Miscellaneous                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 GROUPE DANONE, PARIS                                                                        Agenda Number:  701837823
--------------------------------------------------------------------------------------------------------------------------
        Security:  F12033134
    Meeting Type:  MIX
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  FR0000120644
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 1.20 per share

O.4    Approve the stock dividend program                        Mgmt          For                            For

O.5    Receive the Auditors' special report regarding            Mgmt          For                            For
       related-party transactions

O.6    Reelect Mr. Richard Goblet D'Alviella as a Director       Mgmt          For                            For

O.7    Re-elect Mr. Christian Laubie as a Director               Mgmt          For                            For

O.8    Re-elect Mr. Jean Laurent as a Director                   Mgmt          For                            For

O.9    Re-elect Mr. Hakan Mogren as a Director                   Mgmt          For                            For

O.10   Re-elect Mr. Benoit Potier as a Director                  Mgmt          For                            For

O.11   Elect MR. Guylaine Saucier as a Director                  Mgmt          For                            For

O.12   Approve the remuneration of the Directors in              Mgmt          For                            For
       the aggregate amount of EUR 600,000

O.13   Grant authority for the repurchase of up to               Mgmt          For                            For
       10% of issued share capital

O.14   Approve the creation of the Danone Eco-Systeme            Mgmt          For                            For
       Fund

E.15   Approve to change the Company name to Danone              Mgmt          For                            For

E.16   Amend the Article 7 of Bylaws regarding: auhtorize        Mgmt          For                            For
       the share capital increase

E.17   Amend the Articles 10 of Association  Regarding:          Mgmt          For                            For
       shareholders identification

E.18   Amend the Article 18 of Bylaws regarding: attendance      Mgmt          For                            For
       to Board meetings through videoconference and
       telecommunication

E.19   Amend the Article 22 of Bylaws regarding: Record          Mgmt          For                            For
       Date

E.20   Amend the Article 26 of Bylaws regarding: electronic      Mgmt          For                            For
       voting

E.21   Amend the Article 27 of Bylaws regarding: authorize       Mgmt          For                            For
       the Board for the issuance of bonds

E.22   Amend the Articles 27 and 28 of Association               Mgmt          For                            For
       regarding: quorum requirements  for ordinary
       and extraordinary general meetings

E.23   Grant authority for the issuance of equity or             Mgmt          For                            For
       equity-linked securities with preemptive rights
       up to aggregate nominal amount of EUR 45 million

E.24   Grant authority for the issuance of equity or             Mgmt          For                            For
       equity-linked securities without preemptive
       rights up to aggregate nominal amount of EUR
       30 Million

E.25   Authorize the Board to increase capital in the            Mgmt          For                            For
       event of additional demand related to delegations
       submitted to shareholder vote above

E.26   Grant authority for the capital increase of               Mgmt          Against                        Against
       up  to EUR 25 million for future exchange offers

E.27   Grant authority for the capital increase of               Mgmt          Against                        Against
       up  to 10 % of issued capital for  future acquisitions

E.28   Grant authority for the capitalization of reserves        Mgmt          For                            For
       of up to EUR 33 million for bonus issue or
       increase in par value

E.29   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.30   Grant authority up to 6 million shares  for               Mgmt          For                            For
       use in stock option plan

E.31   Grant authority up to 2 million shares  for               Mgmt          For                            For
       use in restricted stock plan

E.32   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.33   Grant authority for the filing of required documents/otherMgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FERROVIAL S A                                                                         Agenda Number:  701887587
--------------------------------------------------------------------------------------------------------------------------
        Security:  E5701R106
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  ES0162601019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       01 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 550674  DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the report setting out the additional             Mgmt          Abstain                        Against
       information included in the Directors report
       in accordance with Article 116 BIS of the Securities
       Market Law

2.     Approve the financial statements and the Directors        Mgmt          For                            For
       report of the Company for 2008

3.     Approve the financial statements and the Directors        Mgmt          For                            For
       report of the Company's consolidated Group
       for 2008

4.1    Approve the proposed application of 2008 profits          Mgmt          For                            For

4.2    Approve the distribution of dividends to be               Mgmt          For                            For
       charged to voluntary reserves

5.     Approve the conduct of business by the Board              Mgmt          For                            For
       in 2008

6.1    Re-appoint Mr. Don Rafael Del Pino Y Calvo Sotelo         Mgmt          For                            For

6.2    Re-appoint Mr. Portman Baela, S. L                        Mgmt          For                            For

6.3    Re-appoint Mr. D. Juan Arena De La Mora                   Mgmt          For                            For

6.4    Re-appoint Mr. Don Santiago Eguidazu Mayor                Mgmt          For                            For

6.5    Re-appoint Mr. Don Jose Maria Perez Tremps                Mgmt          For                            For

6.6    Ratify the appointment the Mr. Don Santiago               Mgmt          For                            For
       Fernandez Valbuena, who was coopted onto the
       Board during the Board meeting held on 29 MAY
       2008

7.     Re-appoint the Auditors for the Company and               Mgmt          For                            For
       approve to consolidate group for FY 2009

8.     Amend the Articles 25 of the Articles of Association,     Mgmt          For                            For
       about the Directors remuneration

9.     Adopt any necessary agreement concerning the              Mgmt          For                            For
       remuneration system approved, as the case may
       be, in point 8 of the agenda

10.1   Amend the exercising period applicable to the             Mgmt          For                            For
       following remuneration programs for executive
       Members of the Board and the Management, Stock
       options program on Company shares by the general
       meeting of 26 MAR 2004

10.2   Approve the Stock option program on Company               Mgmt          For                            For
       shares approved by the general meeting of 31
       MAR 2006

11.    Approve the participation by Senior Management            Mgmt          For                            For
       including Members of the Board with executive
       functions in a remuneration system consisting
       of the payment of up to EUR 12,000 of their
       variable remuneration in shares of the Company

12.    Authorize the Board to issue debentures, bonds,           Mgmt          For                            For
       and other fixed income securities, either straight
       or exchangeable and, or, convertible, as well
       as warrants and preferred shares, set the ratio
       and types of the exchange and, or the conversion,
       and to the Board to increase the capital for
       the necessary amount and to exclude, if appropriate,
       the preferential subscription rights of holders
       of convertible securities and warrants and
       authorize the Company to guarantee the issue
       of securities by its affiliated Companies

13.    Authorize, in conformity with the provisions              Mgmt          For                            For
       of Section 75 of the Spanish Limited Companies
       Act, the acquisition of own shares by the Company
       or its Subsidiaries, rendering void the outstanding
       authority conferred by the general meeting
       held on 28 MAR 2008, and to allocate all or
       part of the bought back shares to the implementation
       of remuneration programs involving shares or
       share rights, according to the provisions of
       Section 75, Paragraph 1, of the Spanish Limited
       Companies Act, Ley De Sociedades Anonimas

14.    Grant powers to execute, file and implement               Mgmt          For                            For
       the resolutions adopted by the general meeting,
       and to deposit the annual accounts with the
       relevant registrars, as provided in Section
       218 of the Spanish Limited Companies Act




--------------------------------------------------------------------------------------------------------------------------
 GUOCO GROUP LTD                                                                             Agenda Number:  701728389
--------------------------------------------------------------------------------------------------------------------------
        Security:  G42098122
    Meeting Type:  AGM
    Meeting Date:  21-Nov-2008
          Ticker:
            ISIN:  BMG420981224
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To lay before the meeting the audited statement           Non-Voting    No vote
       of accounts together with the reports of the
       Directors and the Auditors thereon for the
       YE 30 JUN 2008

1.     Declare a final dividend                                  Mgmt          For                            For

2.A    Approve the Directors' fee totaling HKD 2,050,000         Mgmt          For                            For
       for the YE 30 JUN 2008

2.B.1  Re-elect Mr. Kwek Leng Hai as a Director                  Mgmt          Against                        Against

2.B.2  Re-elect Mr. Kwek Leng San as a Director                  Mgmt          Against                        Against

2.B.3  Re-elect Mr. Tan Lim Heng as a Director                   Mgmt          Against                        Against

3.     Appoint Messrs. KPMG as the Auditors and authorize        Mgmt          For                            For
       the Board of Directors to fix their remuneration

4.     Approve the GuocoLand Limited Executives' Share           Mgmt          For                            For
       Option Scheme 2008, as specified

5.     Approve the GuocoLeisure Limited Executives'              Mgmt          For                            For
       Share Option Scheme 2008, as specified

6.A    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited, subject to and in accordance
       with all applicable laws and the Bye-laws of
       the Company, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue on the date of passing this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or any applicable
       laws to be held]

6.B    Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue on the date of passing of this resolution
       otherwise than pursuant to: i) a rights issue;
       ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       iii) the exercise of any option under the Company's
       share option schemes; or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on the shares of the Company in accordance
       with the Bye-laws of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-laws of the
       Company or any applicable laws to be held]

6.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       6.A and 6.B, to extend the general mandate
       granted to the Directors of the Company to
       allot and issue shares pursuant to Resolution
       6.B, by an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company under the
       authority granted pursuant to Resolution 6.A,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 HAFSLUND ASA, OSLO                                                                          Agenda Number:  701908266
--------------------------------------------------------------------------------------------------------------------------
        Security:  R28315118
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  NO0004306416
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of meeting and elect the Chairman of              Mgmt          For                            For
       the AGM

2.     Approve the registration of shareholders attending        Mgmt          For                            For
       the meeting

3.     Approve the notice and agenda                             Mgmt          For                            For

4.     Elect 2 shareholders to sign the AGM minutes              Mgmt          For                            For
       in addition to the Chairman of the meeting

5.     Approve to review the annual financial statements         Mgmt          For                            For
       and the report of the Board of Directors for
       2008

6.     Adopt the annual financial statements and the             Mgmt          For                            For
       report of the Board of Directors for 2008

7.     Amend the Hafslund's Articles of Association              Mgmt          For                            For
       and guidelines for the Nomination Committee

8.     Authorize the Board to acquire the Company's              Mgmt          For                            For
       own shares

9.     Approve the Board's statement on the stipulation          Mgmt          For                            For
       of salaries and other remuneration for Senior
       Executives

10.    Elect the Members of the Board                            Mgmt          For                            For

11.    Approve the remuneration for the Board Members            Mgmt          For                            For
       and Deputy Board Members

12.    Elect the Members and Chairman of the Nomination          Mgmt          For                            For
       Committee

13.    Approve to determine the remuneration for the             Mgmt          For                            For
       Members of the Nomination Committee

14.    Approve the Auditor's remuneration                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HAGEMEYER NV                                                                                Agenda Number:  701763117
--------------------------------------------------------------------------------------------------------------------------
        Security:  N38537234
    Meeting Type:  AGM
    Meeting Date:  24-Nov-2008
          Ticker:
            ISIN:  NL0000355477
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.     Amend the Articles of Association of Hagemeyer            Mgmt          For                            For
       N.V. [the Amendment]

3.     Amend the statutory title of the Members of               Mgmt          For                            For
       the Board of Management [subject to the Amendment
       becoming effective]

4.     Appoint the new Member of the Board of Management         Mgmt          For                            For

5.     Closure of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HAKUHODO DY HOLDINGS INCORPORATED                                                           Agenda Number:  701991778
--------------------------------------------------------------------------------------------------------------------------
        Security:  J19174101
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3766550002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 HAMMERSON PLC R.E.I.T., LONDON                                                              Agenda Number:  701813253
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4273Q107
    Meeting Type:  OTH
    Meeting Date:  25-Feb-2009
          Ticker:
            ISIN:  GB0004065016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

1.     Approve to increase the Company's authorized              Mgmt          For                            For
       share capital and authorize the Directors to
       issue new shares

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TYPE OF RESOLUTION AND DUE TO RECEIPT OF
       CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HAMMERSON PLC R.E.I.T., LONDON                                                              Agenda Number:  701875556
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4273Q107
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  GB0004065016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' annual report and the              Mgmt          For                            For
       financial statements of the Company for the
       YE 31 DEC 2008

2.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report for the YE 31 DEC 2008

3.     Declare a final dividend of 15.30 pence per               Mgmt          For                            For
       ordinary share, payable in cash

4.     Re-elect Mr. John Clare as a Director of the              Mgmt          For                            For
       Company

5.     Re-elect Mr. Peter Cole as a Director of the              Mgmt          For                            For
       Company

6.     Re-elect Mr. John Nelson as a Director of the             Mgmt          For                            For
       Company

7.     Re-elect Mr. Anthony Watson as a Director of              Mgmt          For                            For
       the Company

8.     Re-appoint Deloitte LLP as the Auditors of the            Mgmt          For                            For
       Company

9.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

10.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [Section 80(2) of the Act]
       up to an aggregate nominal amount of GBP 40,587,096.75;
       [Authority expires at the conclusion of the
       next AGM of the Company]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities [Section 94 of the Act] for cash
       pursuant to the authority conferred by Resolution
       10, disapplying the statutory pre-emption rights
       [Section 89(1) of the Act], provided that this
       power is limited to the allotment of equity
       securities: a) in connection with an offer
       of securities in favor of ordinary shareholders;
       and b) up to an aggregate nominal amount of
       GBP 8,708,145; [[Authority expires at the conclusion
       of the next AGM of the Company]; and authorize
       the Directors to allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.12   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of 25 pence each in the capital of the Company
       provided that: i) the maximum number of ordinary
       shares to be acquired up to 103,652,090 representing
       14.9% of the issued ordinary share capital
       of the Company as at 25 MAR 2009; ii) the minimum
       price of 25 pence; and iii) the maximum price
       equal to 105% of the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 30 JUL 2010]; and
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.13   Approve that a general meeting, other than an             Mgmt          Against                        Against
       AGM may be called on not less than 14 clear
       days notice

S.14   Adopt the new Articles of Association of the              Mgmt          Against                        Against
       Company, in substitution for, and to the exclusion
       of, the existing Articles of Association as
       specified

S.15   Authorize the Directors, for a period of 5 years          Mgmt          For                            For
       the date of this, to offer any holders of ordinary
       shares of 25 pence each in the capital of the
       Company the right to elect to receive ordinary
       shares of 25 pence each in the capital of the
       Company, credited as fully paid instead of
       cash in respect of the whole of any dividend
       declared during the period starting the date
       of this resolution and ending at the beginning
       of the 5th AGM of the Company following the
       date of this resolution and shall be permitted
       to do all acts and things required or permitted
       to be done in Article 144 of the Articles of
       Association of the Company; that the number
       of new ordinary shares of 25 pence each in
       the capital of the Company the right to elect
       to receive ordinary shares of 25 pence each
       in the capital of the Company, credited as
       fully paid instead of cash in respect of the
       whole of any dividend may be such that "relevant
       value" exceeds such cash amount of the dividend
       that such holders of ordinary shares of 25
       pence each in the capital of the Company elect
       to forgo by up to 5%




--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG GROUP LTD                                                                         Agenda Number:  701724064
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30148111
    Meeting Type:  AGM
    Meeting Date:  03-Nov-2008
          Ticker:
            ISIN:  HK0010000088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Declare a final dividend recommended by the               Mgmt          For                            For
       Directors

3.A    Re-elect Mr. Gerald Lokchung Chan as a Director           Mgmt          Against                        Against

3.B    Re-elect Mr. Ronnie Chichung Chan as a Director           Mgmt          For                            For

3.C    Re-elect Mr. Nelson Wai Leung Yuen as a Director          Mgmt          For                            For

3.D    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.A    Authorize the Directors of the Company of all             Mgmt          For                            For
       the powers of the Company to purchase shares
       in the capital of the Company, during the relevant
       period, the aggregate nominal amount of shares
       of the Company which may be purchased by the
       Company on the Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or any other stock
       exchange recognized for this purpose by the
       Securities and Futures Commission and The Stock
       Exchange under the Hong Kong Code on share
       repurchases pursuant to the approval, shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next meeting of the Company or the expiration
       of the period within which the next Meeting
       of the Company is to be held by law]

5.B    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company and to allot,
       issue or grant securities convertible into
       shares in the capital of the Company or options,
       warrants or similar rights to subscribe for
       any such shares or such convertible securities
       and to make or grant offers, agreements and
       options, during and after the relevant period,
       not exceeding the aggregate of a) 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution plus b) the nominal amount
       of share capital repurchased by the Company
       subsequent to the passing of this resolution
       up to maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing of
       this resolution, otherwise than pursuant to:
       i) a rights issue [as specified]; or ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into the shares of the Company; iii) any Option
       Scheme or similar arrangement for the time
       being adopted for the grant or issue of shares
       or rights to acquire shares of the Company
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company

5.C    Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company as specified, in
       respect of the Share Capital of the Company

       Any other business                                        Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG PROPERTIES LTD                                                                    Agenda Number:  701724088
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30166105
    Meeting Type:  AGM
    Meeting Date:  03-Nov-2008
          Ticker:
            ISIN:  HK0101000591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Declare a final Dividend                                  Mgmt          For                            For

3.A    Re-elect Dr. Hon Kwan Cheng as a Director                 Mgmt          For                            For

3.B    Re-elect Mr. Shang Shing Yin as a Director                Mgmt          Against                        Against

3.C    Re-elect Mr. Nelson Wai Leung Yuen as a Director          Mgmt          For                            For

3.D    Re-elect Mr. Dominic Chiu Fai Ho  as a Director           Mgmt          For                            For

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.A    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period [as specified], to purchase
       its shares in the capital of the Company on
       The Stock Exchange of Hong Kong Limited [the
       Stock Exchange] or on any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission and the Stock Exchange
       under the Hong Kong Code on Share Repurchases,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next meeting of the Company or the expiration
       of the period within which the next meeting
       of the Company is required by Law to be held]

5.B    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company to allot issue
       or options, warrants or similar rights to subscribe
       for any shares or such convertible securities
       and to make or grant offers, agreements and
       options, during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution
       and if the Directors are so authorized by a
       separate ordinary resolution of the shareholders
       of the Company set out as Resolution No. 5.C
       as specified, the nominal amount of the share
       capital of the Company repurchased by the Company
       subsequent to the passing of this Resolution,
       up to a maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution, and the said approval shall be
       limited accordingly, otherwise than pursuant
       to: i) a Rights Issue [as specified]; ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; iii) any Option
       Scheme or similar arrangement for the time
       being adopted for the grant or issue of shares
       or rights to acquire shares of the Company,
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company

5.C    Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company referred to in Resolution
       No. 5.B, in respect of the share capital of
       the Company referred to in such resolution

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HANG SENG BK LTD                                                                            Agenda Number:  701864894
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30327103
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  HK0011000095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.a    Elect Mrs. Margaret K.M.Y. Leung as a Director            Mgmt          For                            For

2.b    Re-elect Mr. Patrick K.W. Chan as a Director              Mgmt          For                            For

2.c    Re-elect Mr. Peter T.C. Lee as a Director                 Mgmt          For                            For

2.d    Re-elect Mr. Richard Y.S. Tang as a Director              Mgmt          For                            For

2.e    Re-elect Mr. Peter T.S. Wong as a Director                Mgmt          For                            For

3.     Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Directors to fix their remuneration

4.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       shares of the Company during the relevant period,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital on the Stock
       Exchange of Hong Kong Limited or any other
       Stock Exchange recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange of the Hong Kong Limited under
       the Hong Kong Code on share repurchases; [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM of the Company is required
       by the Companies ordinance to be held]

5.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company and make or grant
       offers, agreements and options during and after
       the relevant period, not exceeding where the
       shares to be allotted wholly for cash, 5% and
       in any event 20% of the aggregate nominal amount
       of the share capital of the Company, otherwise
       than pursuant to i) a rights issue; or ii)
       the exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; or iii) the exercise
       of options or similar arrangement; or iv) any
       scrip dividend or similar arrangement; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Companies ordinance
       to be held]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HANKYU HANSHIN HOLDINGS,INC.                                                                Agenda Number:  701974722
--------------------------------------------------------------------------------------------------------------------------
        Security:  J18439109
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2009
          Ticker:
            ISIN:  JP3774200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to (1) : Approve Minor Revisions           Mgmt          For                            For
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulations

3.     Amend Articles to (2) : Make Resolutions Related          Mgmt          Against                        Against
       to Anti-Takeover Defense Measures

4.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares

5.1    Appoint a Director                                        Mgmt          For                            For

5.2    Appoint a Director                                        Mgmt          For                            For

5.3    Appoint a Director                                        Mgmt          For                            For

5.4    Appoint a Director                                        Mgmt          For                            For

5.5    Appoint a Director                                        Mgmt          For                            For

5.6    Appoint a Director                                        Mgmt          For                            For

5.7    Appoint a Director                                        Mgmt          For                            For

5.8    Appoint a Director                                        Mgmt          For                            For

5.9    Appoint a Director                                        Mgmt          For                            For

5.10   Appoint a Director                                        Mgmt          For                            For

5.11   Appoint a Director                                        Mgmt          For                            For

5.12   Appoint a Director                                        Mgmt          For                            For

5.13   Appoint a Director                                        Mgmt          For                            For

5.14   Appoint a Director                                        Mgmt          For                            For

6.1    Appoint a Corporate Auditor                               Mgmt          For                            For

6.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HANNOVER RUECKVERSICHERUNG AG, HANNOVER                                                     Agenda Number:  701856986
--------------------------------------------------------------------------------------------------------------------------
        Security:  D3015J135
    Meeting Type:  AGM
    Meeting Date:  05-May-2009
          Ticker:
            ISIN:  DE0008402215
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board

2.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

3.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

4.     Authorization to acquire own shares, the Board            Mgmt          For                            For
       of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to acquire own shares of up to 10% of the Company's
       share capital at prices not deviating more
       than 10% from the market price of the shares,
       on or before 31 OCT 2010, the Board of Managing
       Directors shall be authorized to retire the
       shares, the existing authorization to acquire
       own shares shall be revoked

5.     Resolution on the authorization of the Board              Mgmt          For                            For
       of Managing Directors to dispose of the shares
       in a manner other than through the stock exchange
       or an offer to all shareholders and the authorization
       to exclude shareholders, subscription rights
       in order to sell the shares to institutional
       investors or to third parties in connection
       with mergers and acquisitions at a price not
       materially below the market price of the shares




--------------------------------------------------------------------------------------------------------------------------
 HANWA CO.,LTD.                                                                              Agenda Number:  701988276
--------------------------------------------------------------------------------------------------------------------------
        Security:  J18774166
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3777800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Increase Auditors
       Board Size to 5

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

3.20   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors

6.     Amendments to Large-scale Purchase Countermeasures        Mgmt          Against                        Against
       (Takeover Defense) and Continuation




--------------------------------------------------------------------------------------------------------------------------
 HASEKO CORPORATION                                                                          Agenda Number:  701984709
--------------------------------------------------------------------------------------------------------------------------
        Security:  J18984104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3768600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HAYS PLC                                                                                    Agenda Number:  701733479
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4361D109
    Meeting Type:  AGM
    Meeting Date:  12-Nov-2008
          Ticker:
            ISIN:  GB0004161021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts of the Company             Mgmt          For                            For
       for the YE 30 JUN 2008 and the reports of the
       Directors and the Auditors thereon

2.     Declare a final dividend of 3.95 pence recommended        Mgmt          For                            For
       by the Directors for the YE 30 JUN 2008 which,
       if approved, will be paid on 21 NOV 2008 to
       the shareholders on the register at the close
       of business on 24 OCT 2008

3.     Approve the Board's report on remuneration for            Mgmt          For                            For
       the YE 30 JUN 2008, as specified

4.     Re-appoint Mr. Richard J. Smelt as a Director             Mgmt          For                            For
       of the Company

5.     Re-elect Mr. Christopher W. Eccleshare as a               Mgmt          For                            For
       Director of the Company who retires in accordance
       with Article 117

6.     Re-elect Mr. Paul H. Stoneham as a Director               Mgmt          Against                        Against
       of the Company who retires in accordance with
       Article 117

7.     Re-elect Mr. Paul Venables as a Director of               Mgmt          For                            For
       the Company who retires in accordance with
       Article 117

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company until the conclusion of the
       next AGM

9.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors of the Company

10.    Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors by Article 12 of the Company's
       Articles of Association for a period expiring
       at the conclusion of the next AGM of the Company
       after the date on which this resolution is
       passed and for that period the Section 80 amount
       shall be GBP 4,585,884

S.11   Approve that, subject to the passing of Resolution        Mgmt          For                            For
       10 above, to renew the power conferred on the
       Directors by Article 13 of the Company's Articles
       of Association for a period expiring at the
       conclusion of the next AGM of the Company after
       the date on which this resolution is passed
       and for that period Section 89 amount shall
       be GBP 687,882, notwithstanding the provisions
       of Article 13 of the Company's Articles of
       Association, this power applies in relation
       to a sale of shares which is an allotment of
       equity securities by virtue of Section 94(3A)
       of the Companies Act 1985

S.12   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985 [as
       amended]] of up to 206,364,799 ordinary shares
       of 1p each in the capital of the Company, at
       a minimum price of 1p and up to 105% of the
       average of the middle market quotations for
       such shares as derived from the London Stock
       Exchange Daily Official List of the UK Listing
       Authority for the 5 business days, an amount
       equal to the higher of the price of the last
       independent trade of an ordinary share and
       the current independent bid for an ordinary
       share as derived from the London Stock Exchange
       Trading System [SETS]; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or 18 months]; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.13   Adopt, the Articles of Association of the Company         Mgmt          Against                        Against
       in substitution for, and to the exclusion of
       the existing Articles of Association

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HBOS PLC                                                                                    Agenda Number:  701770908
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4364D106
    Meeting Type:  OGM
    Meeting Date:  12-Dec-2008
          Ticker:
            ISIN:  GB0030587504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject and conditional on the placing           Mgmt          For                            For
       and the open offer [as specified] becoming
       unconditional, the waiver granted by the Panel
       on Takeovers and Mergers of any obligation
       which might otherwise arise for The Commissioners
       of Her Majesty's Treasury or their nominee
       [HM Treasury] to make a general cash offer
       to the remaining ordinary shareholders of the
       Company for all the issued ordinary shares
       in the capital of the Company held by them
       pursuant to Rule 9 of the City Code on Takeovers
       and Mergers, following completion of the Placing
       and the Open Offer

S.2    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 5,410,000,000, EUR
       3,000,000,000, USD 5,000,000,000, AUD 1,000,000,000,
       CAD 1,000,000,000 and CNY 100,000,000,000 to
       GBP 7,288,000,000, EUR 3,000,000,000 USD 5,000,000,000,
       AUD 1,000,000,000, CAD 1,000,000,000 and CNY
       100,000,000,000 by the, creation of: 7,500,000,000
       New Ordinary Shares of 25 pence each; and 3,000,000
       New preference shares of GBP 1 each; and authorize
       the Directors of the Company [the Directors],
       pursuant to Section 80 of the Companies Act
       1985, to exercise all the powers of the Company
       to allot relevant securities [as defined in
       Section 80(2) of the Companies Act 1985] up
       to an aggregate nominal amount of GBP 1,875,000,000
       in respect of ordinary shares of 25 pence,
       each in connection with the Placing and Open
       Offer, and GBP 3,000,000 in respect of preference
       shares of GBP 1 each; [Authority expires earlier
       on 30 JUN 2009] and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry; and approve
       the terms of the capital raising [as specified]
       and authorize the Directors to implement the
       Capital Raising as specified, to exercise all
       the powers of the Company to the extent the
       Directors determine necessary to implement
       the Capital Raising

S.3    Approve the Ordinary Share Scheme of arrangement;         Mgmt          For                            For
       cancellation of Scheme Shares; creation of
       New Ordinary Shares; allotment of New Ordinary
       Shares; amendments of Articles; reclassification
       of Ordinary Shares

S.4    Approve the Preference Share Scheme; creation             Mgmt          For                            For
       and allotment of New Preference Shares; amendments
       of Articles; reclassification of Preference
       Shares

S.5    Approve, subject to and conditional on Resolutions        Mgmt          For                            For
       3 and 4 as specified, relating to the HBOS
       9 1/4% Preference Shares being passed, for
       the purpose of giving effect to the Preference
       Scheme, the share capital of the Company be
       reduce by canceling and extinguishing the HBOS
       9 1/4% Preference Shares in accordance with
       the terms of the Preference Scheme or, to the
       extent that the HBOS 9 1/4% Preference Shares
       have been reclassified into A Preference Shares
       and B Preference Shares pursuant Resolution
       4(a) as specified in respect of the HBOS 9
       1/4% Preference Shares

S.6    Approve, subject to and conditional on Resolutions        Mgmt          For                            For
       3 and 4 as specified, relating to the HBOS
       9 3/4% Preference Shares being passed, for
       the purpose of giving effect to the Preference
       Scheme, the share capital of the Company be
       reduced by canceling and extinguishing the
       HBOS 9 3/4% Preference Shares in accordance
       with the terms of the Preference Scheme or,
       to the extent that the HBOS 9 3/4% Preference
       Shares have been reclassified into A Preference
       Shares and B Preference Shares pursuant Resolution
       4(a) as specified in respect of the HBOS 9
       3/4% Preference Shares

S.7    Approve, subject to and conditional on Resolutions        Mgmt          For                            For
       3 and 4 as specified, relating to the HBOS
       6.0884% Preference Shares being passed, for
       the purpose of giving effect to the Preference
       Scheme, the share capital of the Company be
       reduced by canceling and extinguishing the
       HBOS 6.0884% Preference Shares in accordance
       with the terms of the Preference Scheme or,
       to the extent that the HBOS 6.0884% Preference
       Shares have been reclassified into A Preference
       Shares and B Preference Shares pursuant Resolution
       4(a) as specified in respect of the HBOS 6.0884%
       Preference Shares

S.8    Approve, subject to and conditional on Resolutions        Mgmt          For                            For
       3 and 4 as specified, relating to the HBOS
       6.475% Preference Shares being passed, for
       the purpose of giving effect to the Preference
       Share Scheme, the share capital of the Company
       be reduced by canceling and extinguishing the
       HBOS 6.475% Preference Shares in accordance
       with the terms of the Preference Share Scheme
       or, to the extent that the HBOS 6.475% Preference
       Shares have been reclassified into A Preference
       Shares and B Preference Shares pursuant Resolution
       4(a) as specified in respect of the HBOS 6.475%
       Preference Shares

S.9    Approve, subject to and conditional on Resolutions        Mgmt          For                            For
       3 and 4 as specified, relating to the HBOS
       6.3673% Preference Shares being passed, for
       the purpose of giving effect to the Preference
       Scheme, the share capital of the Company be
       reduced by canceling and extinguishing the
       HBOS 6.3673% Preference Shares in accordance
       with the terms of the Preference Share Scheme
       or, to the extent that the HBOS 6.3673% Preference
       Shares have been reclassified into A Preference
       Shares and B Preference Shares pursuant Resolution
       4(a) as specified in respect of the HBOS 6.3673%
       Preference Shares

S.10   Approve, subject to and conditional on Resolutions        Mgmt          For                            For
       3 and 4 as specified, relating to the HBOS
       6.413% Preference Shares being passed, for
       the purpose of giving effect to the Preference
       Scheme, the share capital of the Company be
       reduced by canceling and extinguishing the
       HBOS 6.413% Preference Shares in accordance
       with the terms of the Preference Share Scheme
       or, to the extent that the HBOS 6.413% Preference
       Shares have been reclassified into A Preference
       Shares and B Preference Shares pursuant Resolution
       4(a) as specified in respect of the HBOS 6.413%
       Preference Shares

S.11   Approve, subject to and conditional on Resolutions        Mgmt          For                            For
       3 and 4 as specified, relating to the HBOS
       5.92% Preference Shares being passed, for the
       purpose of giving effect to the Preference
       Scheme, the share capital of the Company be
       reduced by canceling and extinguishing the
       HBOS 5.92% Preference Shares in accordance
       with the terms of the Preference Scheme or,
       to the extent that the HBOS 5.92% Preference
       Shares have been reclassified into A Preference
       Shares and B Preference Shares pursuant Resolution
       4(a) as specified in respect of the HBOS 5.92%
       Preference Shares

S.12   Approve, subject to and conditional on Resolutions        Mgmt          For                            For
       3 and 4 as specified, relating to the HBOS
       6.657% Preference Shares being passed, for
       the purpose of giving effect to the Preference
       Scheme, the share capital of the Company be
       reduced by canceling and extinguishing the
       HBOS 6.657% Preference Shares in accordance
       with the terms of the Preference Scheme or,
       to the extent that the HBOS 6.657% Preference
       Shares have been reclassified into A Preference
       Shares and B Preference Shares pursuant Resolution
       4(a) as specified in respect of the HBOS 6.657%
       Preference Shares

S.13   Approve, subject and conditional on Resolutions           Mgmt          For                            For
       3 and 4 as specified, relating to the HBOS
       12% Preference Shares being passed, for the
       purpose of giving effect to the Preference
       Scheme, the share capital of the Company be
       reduced by canceling and extinguishing the
       HBOS 12% Preference Shares in accordance with
       the terms of the Preference Scheme or, to the
       extent that the HBOS 12% Preference Shares
       have been reclassified into A Preference Shares
       and B Preference Shares pursuant Resolution
       4(a) as specified in respect of the HBOS 12%
       Preference Shares




--------------------------------------------------------------------------------------------------------------------------
 HBOS PLC                                                                                    Agenda Number:  701770910
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4364D106
    Meeting Type:  CRT
    Meeting Date:  12-Dec-2008
          Ticker:
            ISIN:  GB0030587504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION FOR THIS MEETING TYPE. PLEASE CHOOSE
       BETWEEN "FOR" AND "AGAINST" ONLY. SHOULD YOU
       CHOOSE TO VOTE ABSTAIN FOR THIS MEETING THEN
       YOUR VOTE WILL BE DISREGARDED BY THE ISSUER
       OR ISSUERS AGENT.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION
       1. THANK YOU.

1.     Approve [without or without modification] a               Mgmt          For                            For
       Scheme of arrangement [the Scheme]under Sections
       895 to 899 of the Companies Act 2006, to be
       made between the Company and the Scheme Shareholders
       and authorize the Directors of the Company
       to take all such actions as they consider necessary
       or appropriate for carrying the Scheme in to
       effect




--------------------------------------------------------------------------------------------------------------------------
 HEIDELBERGCEMENT AG, HEIDELBERG                                                             Agenda Number:  701871736
--------------------------------------------------------------------------------------------------------------------------
        Security:  D31709104
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  DE0006047004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 16 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report as well
       as the report by the Board of Managing Directors
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 16,355,874.94 as follows: payment
       of a dividend of EUR 0.12 per no-par share,
       EUR 1,355,874.94 shall be carried forward,
       ex-dividend and payable date: 8 MAY 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2009 FY and               Mgmt          For                            For
       for the interim report: Ernst + Young AG, Stuttgart

6.     Renewal of the Authorized Capital II and the              Mgmt          Against                        Against
       corresponding amendment to the Articles of
       Association: the existing Authorized Capital
       II shall be revoked; he Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the Company's
       share capital by up to EUR 86,500,000 through
       the issue of new bearer no-par shares against
       payment in cash or kind, on or before 06 MAY
       2014 [Authorized Capital II], shareholders
       shall be granted subscription rights except
       for residual amounts, payment in kind in connection
       with Mergers and Acquisitions and the satisfaction
       of conversion and/or option rights; Section
       4(3) shall be amended accordingly

7.     Resolution on the authorization to grant Convertible      Mgmt          Against                        Against
       Bonds or Warrants, participating or profit-sharing
       rights, the creation of a contingent capital
       and the corresponding amendment to the Articles
       of Association: the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board to grant Bearer Convertible
       Bonds or Warrants, participating or profit-sharing
       rights or a combination of these instruments
       of up to EUR 2,000,000,000, conferring option
       or conversion rights for bearer no-par shares
       of the Company, on or before 6 MAY 2014, the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to exclude shareholders' subscription rights
       for residual amounts, the satisfaction of option
       and/or convertible rights, Bonds conferring
       convertible or option rights for up to 10%
       of the Company's share capital against payment
       in cash at a price not materially below the
       market price of the shares, and participating
       or profit-sharing rights with debenture-like
       features, the Company's share capital shall
       be increased by up to EUR 187,500,000 through
       the issue of up to 62,500,00 new bearer shares,
       in so far as option or convertible rights are
       exercised as per Item 7 of the agenda [Contingent
       Capital 2009]

8.1    Election of Mr. Fritz-Juergen Heckmann to the             Mgmt          For                            For
       Supervisory Board

8.2    Election of Mr. Gerhard Hirth to the Supervisory          Mgmt          For                            For
       Board

8.3    Election of Mr. Max Dietrich Kley to the Supervisory      Mgmt          Against                        Against
       Board

8.4    Election of Mr. Ludwig Merckle to the Supervisory         Mgmt          Against                        Against
       Board

8.5    Election of Mr. Tobias Merckle to the Supervisory         Mgmt          For                            For
       Board

8.6    Election of Eduard Schleicher to the Supervisory          Mgmt          For                            For
       Board




--------------------------------------------------------------------------------------------------------------------------
 HEIDELBERGER DRUCKMASCHINEN AG, HEIDELBERG                                                  Agenda Number:  701640446
--------------------------------------------------------------------------------------------------------------------------
        Security:  D3166C103
    Meeting Type:  AGM
    Meeting Date:  18-Jul-2008
          Ticker:
            ISIN:  DE0007314007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 27 JUN 2008 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report and the
       report of the Board of Management Directors
       present to section 289[4] and 315[4] of the
       Germen Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 83,138,224,98 as follows: payment
       of a dividend of EUR 0.95 per no-par share
       EUR 9,376,962,68 shall be carried forward Ex-dividend
       and payable date: 21 JUL 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY               Mgmt          For                            For

6.1    Elections to the Supervisory Board Dr. Werner             Mgmt          For                            For
       Brandt

6.2    Elections to the Supervisory Board Mr. Edwin              Mgmt          For                            For
       Eichler

6.3    Elections to the Supervisory Board Dr. Siegfried          Mgmt          For                            For
       Jaschinski

6.4    Elections to the Supervisory Board Mr. Robert             Mgmt          For                            For
       J. Koehler

6.5    Elections to the Supervisory Board Dr. Gerhard            Mgmt          For                            For
       Rupprecht

6.6    Elections to the Supervisory Board Prof. Dr.              Mgmt          For                            For
       Guenther Schuh

6.7    Elections to the Supervisory Board Dr. Klaus              Mgmt          For                            For
       Sturany

6.8    Elections to the Supervisory Board Dr. Mark               Mgmt          For                            For
       Woessner

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the company shall be authorized to acquire
       own shares of up to 10% of its share capital
       at prices not deviating more than 10% from
       the market price from the share on or before
       15 JAN 2010, the board of Management Directors
       shall be authorized to dispose of the shares
       in the manner other than the stock exchange
       or an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, to use the shares in connection
       with merges and acquisitions or within the
       scope of the Company Stock Option Plan 1999,
       and to retire the shares

8.     Authorization to use derivatives for the acquisition      Mgmt          For                            For
       of own shares the Company shall also be authorized
       to use put and call options for the acquisition
       of own shares of upt o 5% or the Company's
       share capital at a prices not derivating more
       than 10 from the market price of the shares
       or on before 15 JAN 2010

9.     Resolution on the authorization to issue convertible      Mgmt          For                            For
       bonds, warrant bonds, profit-sharing rights
       and/or profit sharing certificates, the creation
       of a contingent capital 2008/I, and the corresponding
       amendment to the Articles of Association the
       Board of managing Directors shall be authorized
       with the consent of Supervisory Board to issue
       bearer and or registered bonds, profit sharing
       certificates of up to EUR 500,000,000 conferring
       convertible and/or option rights for up to
       19,979,118,08 new shares of the Company on
       or before 17 JUL 2013 shareholders shall be
       granted subscription rights except for the
       issue of bonds conferring convertible and/or
       option rights for shares of the Company of
       up to 10% of its share capital such bonds are
       issued at a price not materially below their
       theoretical market value for the issue of profit-sharing
       rights or profit-sharing certificates not conferring
       conversion or option rights for shares of the
       Company for residual rights to the bond holders
       the Company's share capital shall be increased
       accordingly by up to EUR 19,979,118.08 through
       the issue up to 7,804,343 new bearer no-par
       share, insofar as convertible and/or option
       rights are exercised

10.    Resolution on the authorization to issue convertible      Mgmt          For                            For
       bonds, warrant bonds, profit-sharing rights
       and/or profit sharing certificates, the creation
       of a contingent capital 2008/II, and the corresponding
       amendment to the Articles of Association the
       Board of managing Directors shall be authorized
       with the consent of Supervisory Board to issue
       bearer and or registered bonds, profit sharing
       certificates of up to EUR 500,000,00 conferring
       convertible and/or option rights for upto 19,979,118,08
       new shares of the Company on or before 17 JUL
       2013 shareholders shall be granted subscription
       rights except for the issue of bonds conferring
       convertible and/or option rights for shares
       of the Company of up to 10% of its share capital
       sucb bonds are issued at a price not materially
       below their theoretical market value for the
       issue of profit-sharing rights or profit-sharing
       certificates not conferring conversion or option
       rights for shares of the Company for residual
       amounts, and for the granting of such rights
       to other bondholders the company share capital
       shall be increased accordingly by up to EUR
       19,979,118.08 through the issue up to 7,804,343
       new bearer no-par share, insofar as conv and/or
       option rights are exercised

11.    Resolution on the revocation of the existing              Mgmt          Against                        Against
       authorized capital 2006, the creation of new
       authorized capital 2008, and the corresponding
       amendment to the Articles of Association the
       Board of managing Directors shall be authorized
       with the consent of Supervisory Board to increase
       the Company share capital up to EUR 59,937,356.80
       through the issue of new shares against payment
       in cash or kind, on or before 01 JUL 2011 shareholders
       shall be granted subscription rights except
       for a capital increase of up to 10% of the
       Company's share capital against payment in
       cash if the new shares are issued at a price
       not materially below their market price, for
       a capital increase against payment in kind
       and for residual amounts

12.    Approval of the control and the profit transfer           Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary
       Heidelberg consumables holdings GMBH, effective
       until at least 31 DEC 2013

13.    Amendment to the Articles of Association in               Mgmt          For                            For
       respect to the financial statements, the annual
       report the group financial statements, the
       group annual report and the proposal and the
       proposal on the appropriation of the distributable
       profit being presented by the Board of Managing
       Directors within three months after the end
       of the financial year

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 HEINEKEN HOLDING NV                                                                         Agenda Number:  701860757
--------------------------------------------------------------------------------------------------------------------------
        Security:  N39338194
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  NL0000008977
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 02 APR 2009. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Report for the FY 2008                                    Non-Voting    No vote

2.     Adopt the financial statements for the FY 2008            Mgmt          No Action

3.     Announcements of the appropriate of the balance           Non-Voting    No vote
       of the Income statement pursuant to the provisions
       in Article 10, paragraph 6, of the Articles
       of Association and the distribution of retained
       earnings

4.     Grant discharge of the Members of the Board               Mgmt          No Action
       of Directors

5.     Amend the Articles of Association                         Mgmt          No Action

6.a    Approve to extend and amend the authorization             Mgmt          No Action
       of the Board of Directors to acquire own shares

6.b    Authorize the Board of Directors to issue [rights         Mgmt          No Action
       to] shares

6.c    Authorize the Board of Directors to restrict              Mgmt          No Action
       or exclude shareholder's pre-emptive rights

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN TEXT OF RESOLUTION 6A. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HEINEKEN N V                                                                                Agenda Number:  701901781
--------------------------------------------------------------------------------------------------------------------------
        Security:  N39427211
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  NL0000009165
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 540564 DUE TO DELETION OF RESOLUTIONS ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING.  THANK YOU.

       Opening                                                   Non-Voting    No vote

1.A    Adopt the financial statements for the FY 2008            Mgmt          For                            For

1.B    Approve the decision on the appropriation of              Mgmt          For                            For
       the balance of the income statement in accordance
       with Article 12 paragraph 7 of the Company's
       Articles of Association and the distribution
       of retained earnings

1.C    Grant discharge to the Members of the Executive           Mgmt          For                            For
       Board

1.D    Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board

2.     Amend the Articles of Association                         Mgmt          For                            For

3.A    Approve the extension and amendment of the authorization  Mgmt          For                            For
       of the Executive Board to acquire own shares
       under which the maximum number of shares that
       may be acquired will remain limited to 10%
       of the issued share capital of  the Company

3.B    Authorize the Executive Board to issue [rights            Mgmt          For                            For
       to] shares

3.C    Authorize the Executive Board to restrict or              Mgmt          For                            For
       exclude shareholders' pre-emptive rights

5.A    Re-appoint Mr. M. Das as a Member of the Supervisory      Mgmt          For                            For
       Board

5.B    Re-appoint Mr. J. M. Hessels as a Member of               Mgmt          For                            For
       the Supervisory Board

5.C    Appoint Mr. Ch. Navarre as a Member of the Supervisory    Mgmt          For                            For
       Board

       Closing                                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HELLENIC PETE S A                                                                           Agenda Number:  701949363
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3234A111
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  GRS298343005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report on the administration of               Mgmt          No Action
       2008 and submission of Board of Director's
       and Chartered Auditors' reports on Company's
       and consolidated financial statements for 2008

2.     Approve the Company's financial statements and            Mgmt          No Action
       the consolidated ones for 2008

3.     Approve the profits disposal                              Mgmt          No Action

4.     Approve to dismiss the Board of Directors and             Mgmt          No Action
       Auditors from every compensational liability
       for 2008

5.     Approve the Board of Director's remuneration              Mgmt          No Action
       for 2008 and its determination for 2009

6.     Approve the remunerations of Board of Director's          Mgmt          No Action
       president and managing consultant and their
       determination for 2009

7.     Elect the Chartered Auditors for 2009 and determination   Mgmt          No Action
       of their salaries

8.     Approve the Board of Director's decision on               Mgmt          No Action
       Stock Option Plan for 2009

9.     Approve the extension and modification of the             Mgmt          No Action
       current Stock Option Plan

10.    Approve the commitment and of non-distribution            Mgmt          No Action
       of taxed reserves regarding the covering of
       own participation




--------------------------------------------------------------------------------------------------------------------------
 HELLENIC TELECOMMUNICATIONS ORGANIZATION S A                                                Agenda Number:  701652073
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3258B102
    Meeting Type:  OGM
    Meeting Date:  09-Jul-2008
          Ticker:
            ISIN:  GRS260333000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Stock Option Plan for the Company's             Mgmt          No Action
       Executive and for the related Companies executives
       according to the regulations of the Article
       42e of Codified Law 2190/1920




--------------------------------------------------------------------------------------------------------------------------
 HELLENIC TELECOMMUNICATIONS ORGANIZATION S A                                                Agenda Number:  701788044
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3258B102
    Meeting Type:  EGM
    Meeting Date:  08-Jan-2009
          Ticker:
            ISIN:  GRS260333000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the amendments of Articles 8, Board               Mgmt          No Action
       of Directors, 9, Election, Composition and
       Term of the Board of Directors, 10, Incorporation
       and Operation of the Board of Directors, and
       12, Managing Director, of the Articles of Incorporation
       currently in force

2.     Approve the determination of the number of the            Mgmt          No Action
       Members of the Board of Directors to be elected,
       and elect the New Members of the Board of Directors,
       pursuant to Article 9 of the Articles of Incorporation,
       and appoint the Independent Members amongst
       them

3.     Appoint the Members of the Audit Committee,               Mgmt          No Action
       according to Article 37 of Law 3693/2008

4.     Approve the Share Buy Back Program, of OTE S.A.           Mgmt          No Action
       in accordance with Article 16 of Law 2190/1920

5.     Miscellaneous announcements                               Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 HELLENIC TELECOMMUNICATIONS ORGANIZATION S A                                                Agenda Number:  701799047
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3258B102
    Meeting Type:  EGM
    Meeting Date:  06-Feb-2009
          Ticker:
            ISIN:  GRS260333000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Articles 8 [Board of Directors], 9              Mgmt          No Action
       [Election, Composition and Term of the Board
       of Directors], 10 [Incorporation and Operation
       of the Board of Directors], and 12 [Managing
       Director] of the Articles of Incorporation
       currently in force

2.     Approve to define the number of the Members               Mgmt          No Action
       of the Board of Directors to be elected, elect
       the new Members of the Board of Directors,
       pursuant to Article 9 of the Articles of Incorporation,
       and appoint the Independent Members amongst
       them

3.     Appoint the Members of the Audit Committee,               Mgmt          No Action
       according to Article 37 of Law 3693/2008

4.     Approve the Share Buy Back Program, of OTE S.A,           Mgmt          No Action
       in accordance with Article 16 of Law 2190/1920

5.     Miscellaneous announcements                               Mgmt          No Action

       PLEASE BE ADVISED THAT THE MEETING TO BE HELD             Non-Voting    No Action
       ON 08 JAN 2009 HAS BEEN POSTPONED TO 06 FEB
       2009.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HELLENIC TELECOMMUNICATIONS ORGANIZATIONS OTE                                               Agenda Number:  701848410
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3258B102
    Meeting Type:  EGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  GRS260333000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Articles of Incorporation as in force,          Mgmt          No Action
       by: (a) rephrasing of Articles 8 [Board of
       Directors], 9 [Election, Composition and Term
       of the Board of Directors], 10 [Incorporation
       and Operation of the Board of Directors] and
       12 [Managing Director], by amending or completing
       the provisions in order to resolve specific
       interpretive issues and to achieve a better
       wording, (b) Amend Article 13 [Representation
       of the Company], deleting the provision regarding
       the oath, since the oath as a means of evidence,
       has been abolished, (c) Amend the Articles
       16 [Convocation of the General Assembly of
       Shareholders] 17 [Notification - Daily Agenda
       of the General Assembly of the Shareholders
       of the Company] 18 [submission of documents
       for participation in the general assembly]
       21 [Extraordinary Quorum and majority], 22
       [Chairman - Secretary of the general assembly
       of the shareholders of the Company] 23 [minutes
       of the General Assembly of the shareholders
       of the Company], 24 [Exoneration of the Members
       of the Board of Directors and of the Auditors],
       25 [Rights of Minority Shareholders] 31 [Grounds
       of Dissolution of the Company] and 32 [Liquidation]
       with deletion of the provisions that reproduce
       the Law, since the provisions of Company's
       Law 2190/1920 are applied and it is not mandatory
       to explicitly repeat them in the Articles of
       Incorporation, addition of provisions that
       introduce permissible deviation from the provisions
       of the Law and should expressly and specifically
       be described in the Articles of Incorporation
       and phrasal completions or corrections, (d)
       Deletion of the Article 19 [register of the
       shareholders having the right to vote], constituting
       repetition of the Article 27 Paragraph 2 of
       Company's Law 2190/1920, (e) Re-numbering of
       the Articles 20 to 33, rendered necessary due
       to the proposed deletion of the Article 19

2.     Appoint the Members of the Audit Committee,               Mgmt          No Action
       pursuant to the Article 37 of Law 3693/2008

3.     Approve the acquisition of own shares by OTE              Mgmt          No Action
       S.A., pursuant to Article 16 of Company's Law
       2190/1920

4.     Approve the announcement of replacement of the            Mgmt          No Action
       resigned Members of the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 HELLENIC TELECOMMUNICATIONS ORGANIZATIONS OTE                                               Agenda Number:  701984696
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3258B102
    Meeting Type:  OGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  GRS260333000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements and the consolidated     Mgmt          No Action
       for 2008, with the reports of Board of Directors
       and the Auditors and the distribution of profits
       and dividend

2.     Approve the dismissal of Board of Director and            Mgmt          No Action
       Chartered Auditor from any compensational responsibility
       for 2008

3.     Elect the Company for the Audit of the financial          Mgmt          No Action
       statements and definition of their salary

4.     Approve the Board of Director's compensations             Mgmt          No Action
       and re-approval of their compensations for
       2009

5.     Approve the Chairman's of Board of Director               Mgmt          No Action
       and General Manager's salary for 2008 and definition
       of their salaries for 2009

6.     Approve the contracts according to the Articles           Mgmt          No Action
       23a and 24 of Law 2190/1920 of the Board of
       Director Members and grant authority to them
       in order to sign

7.     Approve the renewal of the contract for the               Mgmt          No Action
       covering of responsibility of Members of the
       Board of Director and General Managers for
       any exercise of their power

8.     Approve to modify the terms for the Stock Option          Mgmt          No Action
       Plan to Managers of the Company and other connected
       Companies

9.     Approve to determine the Board of Director Members        Mgmt          No Action
       and elect new Board of Director Members according
       to Article 9 Paragraph 1 and 2 of Company's
       association and to determine the Independent
       Members

10.    Approve to determine the Auditing Committee               Mgmt          No Action
       according to the Article 37 of Law 3693/2008

11.    Various announcements                                     Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON GROUP PLC, ST HELIER                                                              Agenda Number:  701845325
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4474Y198
    Meeting Type:  OGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  JE00B3CM9527
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the proposed acquisition of New Star              Mgmt          For                            For
       by or on behalf of the Company [the Proposed
       Acquisition], as specified in the Circular
       [the Circular], comprising a recommended cash
       offer to acquire all of the issued and to be
       issued ordinary share capital of New Star and
       the agreement by Henderson Group to acquire
       for cash and new ordinary shares all of the
       preference share capital of New Star to be
       issued pursuant to a restructuring of New Star,
       substantially on the terms and subject to the
       conditions specified in the announcement relating
       to the Proposed Acquisition issued by the Company
       on 30 JAN 2009, and authorize the Directors
       of the Company [or a duly authorized committee
       thereof] to do or procure to be done all such
       acts and things on behalf of the Company and
       any of its subsidiaries as they consider necessary
       or expedient for the purpose of giving effect
       to such Proposed Acquisition and this resolution
       and to carry the same into effect with such
       modifications, variations, revisions, waivers
       or amendments as the Directors of the Company
       [or any duly authorized committee thereof]
       may in their absolute discretion think fit,
       provided such variations, revisions, waivers
       or amendments are not of a material nature

2.     Approve, for the purpose of ASX Listing Rules             Mgmt          For                            For
       7.1 and 7.4, to issue of 72,324,352 fully paid
       ordinary shares in the capital of the Company
       on 05 FEB 2009 under fully underwritten placing
       of such shares to institutional and other investors
       [the Placees] pursuant to a placing agreement
       dated 30 JAN 2009 of which 17,426,000 were
       issued to Chess Depositary Nominees Pty Limited
       which issued 17,426,000 Chess Depositary Interests
       [CDIs] over those ordinary shares as specified
       in the circular

3.     Approve, for the purpose of ASX Listing Rules             Mgmt          For                            For
       7.1, to the issue of up to 68,225,804 fully
       paid ordinary shares in the capital of the
       Company to certain preference shareholders
       of New Star in connection with the Proposed
       Acquisition as specified in the circular




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON GROUP PLC, ST HELIER                                                              Agenda Number:  701878956
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4474Y198
    Meeting Type:  AGM
    Meeting Date:  11-May-2009
          Ticker:
            ISIN:  JE00B3CM9527
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Approve the final dividend of 4.25 pence per              Mgmt          For                            For
       ordinary share

4.     Re-elect Mr. Rupert Pennant-Rea as a Director             Mgmt          For                            For

5.     Re-elect Mr. Gerald Aherne as a Director                  Mgmt          For                            For

6.     Re-elect Mr. Duncan Ferguson as a Director                Mgmt          For                            For

7.     Elect Mr. Andrew Formica as a Director                    Mgmt          For                            For

8.     Elect Mr. Toby Hiscock as a Director                      Mgmt          For                            For

9.     Elect Mr. Tim How as a Director                           Mgmt          For                            For

10.    Re-elect Mr. John Roques as a Director                    Mgmt          For                            For

11.    Reappoint Ernst Young LLP as the Auditors of              Mgmt          For                            For
       the Company

12.    Authorize the Board to fix remuneration of the            Mgmt          For                            For
       Auditors

13.    Approve the Henderson Group Plc Company Share             Mgmt          For                            For
       Option Plan

14.    Approve the grants to eligible employees under            Mgmt          For                            For
       the UK CSOP of 9,955,000 Options and US CSOP
       of 939,000

15.    Grant Authority to the issue of equity with               Mgmt          For                            For
       Pre-emptive Rights under a general authority
       up to GBP 33,000,000 and an additional amount
       pursuant to a Rights Issue of up to GBP 66,000,000
       after deducting any securities issued under
       the general authority

16.    Grant authority to the issue of equity or equity-linked   Mgmt          For                            For
       securities without Pre-emptive Rights up to
       aggregate nominal amount of GBP 4,900,000

17.    Grant authority 75,000,000 Ordinary Shares for            Mgmt          For                            For
       market purchase

18.    Authorize the Company to enter into a Contingent          Mgmt          For                            For
       Purchase Contract with Credit Suisse [Australia]
       Limited and Certain of its affiliates providing
       for the purchase by the Company of 75,000,000
       Ordinary Shares

19.    Amend the Articles of Association regarding               Mgmt          For                            For
       sale of small holdings




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON INVT LTD                                                                          Agenda Number:  701739902
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31401105
    Meeting Type:  AGM
    Meeting Date:  08-Dec-2008
          Ticker:
            ISIN:  HK0097000571
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited accounts and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Lee Ka Kit as a Director                     Mgmt          For                            For

3.2    Re-elect Mr. Lee Ka Shing as a Director                   Mgmt          For                            For

3.3    Re-elect Mr. Suen Kwok Lam as a Director                  Mgmt          For                            For

3.4    Re-elect Mr. Eddie Lau Yum Chuen as a Director            Mgmt          For                            For

3.5    Re-elect Mr. Li Ning as a Director                        Mgmt          For                            For

3.6    Re-elect Mr. Philip Yuen Pak Yiu as a Director            Mgmt          Against                        Against

3.7    Re-elect Mr. Wu King Cheong as a Director                 Mgmt          For                            For

3.8    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors remuneration

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.a    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       ordinary shares of HKD 0.20 each in the capital
       of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [Stock Exchange] or on any other stock exchange
       on which the securities of the Company may
       be listed and recognized by the Stock Exchange
       and the Securities and Futures Commission for
       this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other Stock
       Exchange as amended from time to time, not
       exceeding 10% of the aggregate nominal amount
       of the share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or the Companies Ordinance [Chapter
       32 the Laws of Hong Kong] to be held]

5.b    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of the
       Company and to make or grant offers, agreements
       or options [including warrants, bonds, debentures,
       notes and other securities convertible into
       shares in the Company] during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the share capital of the
       Company, otherwise than pursuant to: i) a Rights
       Issue [as specified]; or ii) any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the employees of
       the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company; or iii) an issue of shares in the
       Company upon the exercise of subscription rights
       or conversion rights attaching to any warrants
       or convertible notes which may be issued by
       the Company or any of its subsidiaries; or
       iv) any scrip dividend pursuant to Articles
       of Association of the Company from time to
       time; and [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance [Chapter 32 the
       Laws of Hong Kong] to be held]

5.c    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors and for the time being in
       force to exercise the powers of the Company
       to allot, issue and deal with additional shares
       of the Company pursuant to Resolution 5.B by
       the addition to the aggregate nominal amount
       of share capital which may be allotted, issued
       and dealt with by the Directors pursuant to
       such general mandated an amount representing
       the aggregate nominal amount of shares in the
       capital of the Company repurchased by the Company
       since the granting of the said general mandate
       pursuant to the exercise by the Directors of
       the powers of the Company to repurchase such
       shares under the authority granted pursuant
       to Resolution 5.A provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of this Resolution

S.6    Amend the Articles 78 and Article 123 of the              Mgmt          For                            For
       Articles of Association of the Company, as
       specified




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LAND DEVELOPMENT CO LTD                                                           Agenda Number:  701739926
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  AGM
    Meeting Date:  08-Dec-2008
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU

1.     Receive and approve the Audited Accounts and              Mgmt          For                            For
       the Reports of the Directors and Auditors for
       the YE 30 JUN 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Lee Ka Kit as a Director                     Mgmt          Against                        Against

3.2    Re-elect Mr. Lee Ka Shing as a Director                   Mgmt          Against                        Against

3.3    Re-elect Mr. Suen Kwok Lam as a Director                  Mgmt          Against                        Against

3.4    Re-elect Mr. Patrick Kwok Ping Ho as a Director           Mgmt          Against                        Against

3.5    Re-elect Mrs. Angelina Lee Pui Ling as a Director         Mgmt          Against                        Against

3.6    Re-elect Mr. Wu King Cheong as a Director                 Mgmt          For                            For

3.7    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.A    Authorize the Directors to repurchase ordinary            Mgmt          For                            For
       shares of HKD 2.00 each in the capital of the
       Company during the relevant period, on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or any other stock exchange on which
       the shares of the Company may be listed and
       recognized by the Stock Exchange and the Securities
       and Futures Commission, on share repurchases
       for such purposes, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other Stock
       Exchange as amended from time to time, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or the Companies
       Ordinance [Chapter 32 of the Laws of Hong Kong]
       to be held]

5.B    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of the
       Company and make or grant offers, agreements
       and options [including warrants, bonds, debentures,
       notes and other securities convertible into
       shares in the Company] during and after the
       relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) any option
       scheme or similar arrangement; or iii) an issue
       of shares in the Company upon the exercise
       of the subscription or conversion rights attaching
       to any warrants or convertible notes which
       may be issued by the Company or any of its
       subsidiaries; or iv) any scrip dividend pursuant
       to the Articles of Association of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

5.C    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 5.B, by the
       addition to the aggregate nominal amount of
       share capital which may be allotted, issued
       and dealt with or agreed conditionally or unconditionally
       to be allotted, issued and dealt with by the
       Directors pursuant to such general mandate
       an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company pursuant to Resolution
       5.A, provided that such amount does not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company at the date of
       passing this resolution

S.6    Amend Article 78 and Article 123 of the Articles          Mgmt          For                            For
       of Association of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 HENKEL AG & CO. KGAA, DUESSELDORF                                                           Agenda Number:  701826363
--------------------------------------------------------------------------------------------------------------------------
        Security:  D32051142
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2009
          Ticker:
            ISIN:  DE0006048408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 30 MAR 09, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report as well
       as the corporate governance and the remuneration
       report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 548,737,876.54 as follows: payment
       of a dividend of EUR 0.51 per ordinary share
       and of EUR 0.53 per preferred shares EUR 321,815,656.54
       shall be carried forward ex-dividend and payable
       date: 21 APR 09

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors [during the begin of the FY until
       14 APR 2008] and the general partner [during
       the period from 14 APR 2008 until the end of
       the FY]

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Ratification of the acts of the Shareholders              Mgmt          For                            For
       Committee

6.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       KPMG Ag, Berlin and Frankfurt

7.     Amendment to section 28(3) of the Articles of             Mgmt          For                            For
       Association as specified

8.     Amendment to section 17(6) and (9) of the Articles        Mgmt          For                            For
       of Association as specified

9.     Amendment to section 7 of the Articles of Association,    Mgmt          Against                        Against
       regarding Section 27a(1) of the securities
       trade act not being applied

10.    Elections to the supervisory Board Theo Siegert           Mgmt          For                            For
       shall be elected to the supervisory Board as
       replacement for Friderike Bagel for the remaining
       term of office

11.    Election of a Substitute Member to the shareholders       Mgmt          For                            For
       Committee - Boris Canessa

12.    Renewal of authorization to acquire own shares            Mgmt          For                            For
       the general partner shall be authorized to
       acquire shares of the Company of up to 10%
       of the Company's share capital through the
       stock exchange or by way of public repurchase
       offer, at prices not deviating more than 10%
       from the market price of the shares, on or
       before 19 OCT 10; the general partner shall
       be authorized, with the consent of the shareholders
       committee and the Supervisory Board, to use
       the shares in connection with mergers an d
       acquisitions, to dispose of the shares against
       payment in cash at a price not materially below
       the market price of the shares if the total
       volume does not exceed 10% of the Company's
       share capital, and to retire the shares; for
       these cases , shareholders Subscription rights
       shall be excluded

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 HENKEL AG & CO. KGAA, DUESSELDORF                                                           Agenda Number:  701826375
--------------------------------------------------------------------------------------------------------------------------
        Security:  D32051126
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2009
          Ticker:
            ISIN:  DE0006048432
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 30 MAR 09 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD.
       THANK YOU.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report as well
       as the Corporate Governance and the remuneration
       report

2.     Resolution on the appropriation of the distributable      Non-Voting    No vote
       profit of EUR 548,737,876.54 as follows: payment
       of a dividend of EUR 0.51 per ordinary share
       and or EUR 0.53 per preferred shares EUR 321,815,656.54
       shall be carried forward ex-dividend and payable
       date: 21 APR 2009

3.     Ratification of the acts of the Board of Managing         Non-Voting    No vote
       Directors [during the begin of the FY until
       14 APR 2008] and the general partner [during
       the period from 14 APR 2008 until the FYE

4.     Ratification of the acts of the Supervisory               Non-Voting    No vote
       Board

5.     Ratification of the acts of the shareholders'             Non-Voting    No vote
       committee

6.     Appointment of the Auditors for the 2009 FY:              Non-Voting    No vote
       KPMG AG, Berlin and Frankfurt

7.     Amendment to Section 28(3) of the Articles of             Non-Voting    No vote
       Association regarding the election of substitute
       members for the shareholders' committee being
       admissible

8.     Amendment to Section 17 (6) and (9) of the Articles       Non-Voting    No vote
       of Association regarding members of the Supervisory
       Board who are also Members of other committees
       constituted by the Supervisory Board receiving
       and additional remuneration of 50% and the
       Chairman of a committee of the Supervisory
       Board receiving an additional remuneration
       of 100% of the standard remuneration of Supervisory
       Board Members but Members of the nominating
       committee receiving no additional remuneration

9.     Amendment to Section 7 of the Articles of Association     Non-Voting    No vote
       regarding Section 27A(1) of the Securities
       Trade Act not being applied

10.    Elections to the Supervisory Board Mr. Theo               Non-Voting    No vote
       Siegert shall be elected to the Supervisory
       Board as replacement for Mr. Friderike Bagel
       for the remaining term of office

11.    Election of a substitute Member to the shareholders'      Non-Voting    No vote
       committee Boris Canessa

12.    Renewal of authorization to acquire own shares            Non-Voting    No vote
       the general partner shall be authorized to
       acquire own shares the general partner shall
       be authorized to acquire shares of the Company
       of up to 10% of the Company's share capital
       through the Stock Exchange or by way of public
       repurchase offer, at prices not deviating more
       than 10% from the market price of the shares,
       on or before 19 OCT 2010; the general partner
       shall be authorized, with the consent of the
       shareholders' committee and the Supervisory
       Board, to use the shares in connection with
       mergers and acquisitions, to dispose of the
       shares against payment in cash at a price not
       materially below the market price of the shares
       if the total volume does not exceed 10% of
       the Company's share capital, and to retire
       the shares

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 HENNES & MAURITZ AB                                                                         Agenda Number:  701876902
--------------------------------------------------------------------------------------------------------------------------
        Security:  W41422101
    Meeting Type:  AGM
    Meeting Date:  04-May-2009
          Ticker:
            ISIN:  SE0000106270
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Sven Unger as the Chairman of the               Mgmt          For                            For
       meeting

3.     Receive the President's report and allow for              Mgmt          For                            For
       questions

4.     Approve the list of shareholders                          Mgmt          For                            For

5.     Approve the agenda of meeting                             Mgmt          For                            For

6.     Approve to designate inspector(s) of minutes              Mgmt          For                            For
       of meeting

7.     Acknowledge the proper convening of the meeting           Mgmt          For                            For

8.A    Receive the financial statements and statutory            Mgmt          For                            For
       reports and the information about remuneration
       guidelines

8.B    Receive the Auditor's and Auditing Committee's            Mgmt          For                            For
       reports

8.C    Receive the Chairman's report about the Board             Mgmt          For                            For
       work

8.D    Receive the report of the Chairman of the Nominating      Mgmt          For                            For
       Committee

9.A    Approve the financial statements and statutory            Mgmt          For                            For
       reports

9.B    Approve to allocate the income and dividends              Mgmt          For                            For
       of SEK 15.50 per share

9.C    Approve the discharge of the Board and the President      Mgmt          For                            For

10.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 9 without Deputies

11.    Approve the remuneration of the Directors in              Mgmt          For                            For
       the amount of SEK 1.4 million to the Chairman
       and SEK 375,000 to other Directors; the remuneration
       to the Committee Members and the remuneration
       of the Auditors

12.    Re-elect Messrs. Mia Livfors, Lottie Knutson,             Mgmt          For                            For
       Sussi Kvart, Bo Lundquist, Stig Nordfelt, Stefan
       Persson [Chair] and Melker Schoerling as the
       Directors

13.    Ratify Ernst Young as the Auditor for a 4 year            Mgmt          For                            For
       period

14.    Elect Messrs. Stefan Persson, Lottie Tham, Staffan        Mgmt          For                            For
       Grefbaeck, Jan Andersson and Peter Lindell
       as the Members of Nominating Committee

15.    Approve the remuneration policy and other terms           Mgmt          For                            For
       of employment for the Executive Management

16.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HERA SPA, BOLOGNA                                                                           Agenda Number:  701859146
--------------------------------------------------------------------------------------------------------------------------
        Security:  T5250M106
    Meeting Type:  MIX
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  IT0001250932
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

A.1    Approve the balance sheet as of 31 DEC 2008,              Mgmt          No Action
       report on management, proposal of profits allocation
       and Board of Auditors report, related and consequential
       resolutions

A.2    Approve the renewal of the authorization to               Mgmt          No Action
       purchase own shares and terms of disposal of
       them, consequential resolutions

E.1    Approve the merger project by incorporation               Mgmt          No Action
       of Gastecnica Galliera Srl into Hera Spa

E.2    Approve the merger project by incorporation               Mgmt          No Action
       of Hera Rete Moderna SRL into Hera SPA

E.3    Amend Article 7 and 17 of the Corporate bylaws            Mgmt          No Action

E.4    Amend the Article 4, 16, 18 and 26 of the Corporate       Mgmt          No Action
       bylaws




--------------------------------------------------------------------------------------------------------------------------
 HERMES INTERNATIONAL SA, PARIS                                                              Agenda Number:  701918495
--------------------------------------------------------------------------------------------------------------------------
        Security:  F48051100
    Meeting Type:  MIX
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  FR0000052292
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

       Management report on: The accounts for the FYE            Non-Voting    No vote
       on 31 DEC 2008 and the Company's activities
       during that period; the management group and
       consolidated accounts for the FYE on 31 DEC
       2008; internal control procedures implemented
       by the Company; ordinary resolutions

       Report of the Supervisory Board's Chairman;               Non-Voting    No vote
       on the principles of Corporate Governance established
       by the Company, on the conditions of preparation
       and organization of work of the Supervisory
       Board and internal control procedures implemented
       by the Company, report of the Supervisory Board

       Report of the Statutory Auditors on: the annual           Non-Voting    No vote
       accounts, the consolidated accounts, the regulated
       agreements and commitments and the report of
       the Supervisory Board Chairman

       Management report: on the extraordinary resolutions       Non-Voting    No vote

       Report of the Supervisory Board                           Non-Voting    No vote

       Report of the Statutory Auditors: on the capital          Non-Voting    No vote
       reduction by cancellation of purchased shares,
       on the issuance of shares and /or securities
       with maintenance and/or cancellation of preferential
       subscription rights, on the capital increase
       reserved for employees, on the opening of purchase
       options for the benefit of employee members
       and corporate managers, the allocation of bonus
       shares to employee members and/or corporate
       managers

O.1    Approve the unconsolidated accounts                       Mgmt          For                            For

O.2    Approve the consolidated accounts                         Mgmt          For                            For

O.3    Grant discharge                                           Mgmt          For                            For

O.4    Approve that the income for the FY be appropriated        Mgmt          For                            For
       as follows: profits for FY: EUR 257,482,852.92;
       prior retained earnings: EUR 684,197,618.27;
       total of EUR 941,680,471.19 allocated as follows:
       to the legal reserve: nil, the account already
       amounting 10% of the share capital, to the
       general partner, in accordance with Article
       26 of the By-laws: EUR 1,725,135.11, global
       dividend: EUR 10 8,716,512.36, the balance
       of EUR 831,238,823.72 allocated to the retained
       earnings, the whole amounting to EUR 941,680,471.19;
       the shareholders will receive a net dividend
       of EUR 1.03 per share, and will entitle to
       the 40% deduction provided by the French General
       Tax Code; this dividend will be paid on 09
       JUN 2009; the dividend detachment date is on
       04 JUN 2009; in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account

O.5    Approve the regulated agreements                          Mgmt          For                            For

O.6    Approve the attendance allowances and salaries            Mgmt          For                            For

O.7    Authorize the Board of Directors to operate               Mgmt          Against                        Against
       on the Company's shares

O.8    Grant powers                                              Mgmt          For                            For

E.9    Grant authority to cancel all or part of the              Mgmt          For                            For
       shares purchased by the Company [Article L.225-209]
       - General Program Cancellation

E.10   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital by capitalization of reserves,
       profits and/or premiums and award of free shares
       and/or raising the par value of existing shares

E.11   Authorize the Board of Directors to issue securities      Mgmt          For                            For
       giving access to capital with maintenance of
       preferential subscription right

E.12   Authorize the Board of Directors to issue securities      Mgmt          Against                        Against
       giving access to capital with cancellation
       of preferential subscription right, but within
       the priority period

E.13   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase capital for the benefit of employees

E.14   Authorize the Board of Directors to grant options         Mgmt          For                            For
       to purchase shares

E.15   Authorize the Board of Directors to allocate              Mgmt          For                            For
       free shares of the Company

E.16   Approve the Statues modifications                         Mgmt          For                            For

E.17   Grant powers                                              Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL INFORMATION IN RESOLUTION 4.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 HI-P INTERNATIONAL LTD, SINGAPORE                                                           Agenda Number:  701792459
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y32268107
    Meeting Type:  EGM
    Meeting Date:  19-Jan-2009
          Ticker:
            ISIN:  SG1O83915098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Listing Manual of the Singapore
       Exchange Securities Trading Limited [the SGX-ST]
       and Sections 76C and 76E of the Company Act,
       Chapter 50 [the Companies Act], to purchase
       or otherwise acquire issued ordinary shares
       fully paid in the capital of the Company [shares]
       not exceeding in aggregate the maximum percentage
       [number of issued shares representing 10% of
       the total number of issued shares as at the
       date of this passing of this resolution (excluding
       any shares which are held as treasury shares
       as at that date], at such price or prices as
       may be determined by the Directors from time
       to time up to the maximum price [ in relation
       to a share to be purchased or acquired, means
       the purchase price (excluding brokerage, commission,
       applicable goods and services tax and other
       related expenses) which shall not exceed: i)
       in the case of the market purchases of a share,
       105% of the average closing price of the shares;
       and ii) in the case of an off-market purchase
       of share, 110% of the average closing price
       of the share], whether by way of: on-market
       purchase[s] on the SGX-ST transacted through
       the SGX-ST's trading system and/or any other
       securities exchange on which the shares may
       for the time being be listed and quoted [Other
       Exchange] through one or more duly licensed
       stockbrokers appointed by the Company for the
       purpose; and/or off-market purchase[s] [if
       effected otherwise than on the SGX-ST or, as
       the case may be, Other Exchange] in accordance
       with any equal access scheme[s] as may be determined
       or formulated by the Directors as they consider
       fit, with scheme[s] shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGX-ST or, as the case may
       be, Other Exchange as may for the time being
       be applicable and approved generally and unconditionally
       [the Share Purchase Mandate]; [authority expire
       at the conclusion of the next AGM of the Company
       [AGM] or the date by which such AGM is required
       by law to be held; or the date on which the
       purchases or acquisitions of shares by the
       Company pursuant to the Share Purchase Mandate
       are carried out to the full extent mandate;
       or the date on which the authority contained
       in the Share Purchase Mandate is varied or
       revoked by ordinary Resolution of the Company
       in general meeting]; authorize the Directors
       to deal with the shares purchased by the Company,
       pursuant to the Share Purchase Mandate in any
       manner as they think fit, which is allowable
       under the Companies Act; and authorize the
       Directors of the Company and/or any of them
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 HINO MOTORS,LTD.                                                                            Agenda Number:  701983024
--------------------------------------------------------------------------------------------------------------------------
        Security:  433406105
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3792600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic Systems for Public Notifications

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

2.10   Appoint a Director                                        Mgmt          Against                        Against

2.11   Appoint a Director                                        Mgmt          Against                        Against

3      Authorize Use of Stock Options, and Allow Board           Mgmt          For                            For
       to Authorize Use of Stock Option Plan

4      Approve Purchase of Own Shares                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HITACHI CAPITAL CORPORATION                                                                 Agenda Number:  702003586
--------------------------------------------------------------------------------------------------------------------------
        Security:  J20286118
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3786600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Expand Business Lines

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HITACHI CHEMICAL COMPANY,LTD.                                                               Agenda Number:  701985357
--------------------------------------------------------------------------------------------------------------------------
        Security:  J20160107
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3785000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HITACHI CONSTRUCTION MACHINERY CO.,LTD.                                                     Agenda Number:  701984874
--------------------------------------------------------------------------------------------------------------------------
        Security:  J20244109
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2009
          Ticker:
            ISIN:  JP3787000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HITACHI HIGH-TECHNOLOGIES CORPORATION                                                       Agenda Number:  701993645
--------------------------------------------------------------------------------------------------------------------------
        Security:  J57418105
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3678800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications,
       Allow Use of Treasury Shares for Odd-Lot
       Purchases

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HITACHI METALS,LTD.                                                                         Agenda Number:  701991425
--------------------------------------------------------------------------------------------------------------------------
        Security:  J20538112
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3786200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HITACHI,LTD.                                                                                Agenda Number:  701970255
--------------------------------------------------------------------------------------------------------------------------
        Security:  J20454112
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3788600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Reduction of Legal Reserve                        Mgmt          For                            For

2.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HOCHTIEF AG, ESSEN                                                                          Agenda Number:  701867369
--------------------------------------------------------------------------------------------------------------------------
        Security:  D33134103
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  DE0006070006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 16 APR 09, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 98,000,000 as follows: payment
       of a dividend of EUR 1.40 per no-par share
       EUR 9,799,584.20 shall be carried forward ex-dividend
       and payable date: 08 MAY 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2009 FY: Deloitte         Mgmt          For                            For
       + Touche GMBH, Munich

6.     Election of Tilman Todenhoefer to the Supervisory         Mgmt          For                            For
       Board

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       on or before 06 NOV 2010, the shares may be
       acquired through the stock exchange, by way
       of a public repurchase offer to all shareholders,
       or by means of call or put options at a price
       not deviating more than 10% from the market
       price of the shares, the Board of Managing
       Directors shall be authorized to grant subscription
       rights to holders of option and conversion
       rights if the shares are offered to all shareholders,
       the Board of Managing Directors shall also
       be authorized to dispose of the shares in a
       manner other than the stock exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below the market
       price of identical shares, to use the shares
       in connection with mergers and acquisitions,
       to float the shares on foreign stock exchanges,
       to us e the shares as employee shares or for
       satisfying existing convertible and/or and/or
       option rights, and to retire the shares

8.     Approval of the profit transfer agreement with            Mgmt          For                            For
       the Company's wholly -owned subsidiary, Ho-Chtief
       Concessions GMBH, effective retroactively from
       01 JAN 2009, until at least 31 DEC 2013

9.     Amendments to the Articles of Association as              Mgmt          For                            For
       follows: a) Section 17[4], in respect of proxy-voting
       instructions being issued /withdrawn in written
       form; b) Section 2[2]3, in respect of the object
       of the Company being adjusted; c) Section 8,
       in respect of the Company also being able to
       be represented by two authorized officers;
       d) Section 12, in respect of the use of electronic
       means of communication for Supervisory Board
       meetings; e) Section 13, in respect of the
       use of electronic means of communication for
       adopting resolutions at Supervisory Board meetings




--------------------------------------------------------------------------------------------------------------------------
 HOKKAIDO ELECTRIC POWER COMPANY,INCORPORATED                                                Agenda Number:  701988187
--------------------------------------------------------------------------------------------------------------------------
        Security:  J21378104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3850200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to:Expand Business Lines, Approve          Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations,
       Allow Use of Treasury Shares for Odd-Lot Purchases

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HOKUHOKU FINANCIAL GROUP, INC.                                                              Agenda Number:  701982628
--------------------------------------------------------------------------------------------------------------------------
        Security:  J21903109
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3842400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HOKURIKU ELECTRIC POWER COMPANY                                                             Agenda Number:  701993859
--------------------------------------------------------------------------------------------------------------------------
        Security:  J22050108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3845400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Reduce Term of
       Office of   Directors to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HOLMEN AB, STOCKHOLM                                                                        Agenda Number:  701816463
--------------------------------------------------------------------------------------------------------------------------
        Security:  W4200N112
    Meeting Type:  AGM
    Meeting Date:  24-Mar-2009
          Ticker:
            ISIN:  SE0000109290
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Fredrik Lundberg as a Chairman of               Mgmt          For                            For
       the meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect the Adjusters to approve the minutes of             Mgmt          For                            For
       the meeting

6.     Approve the due convening of the meeting                  Mgmt          For                            For

7.     Receive the annual report and the consolidated            Mgmt          For                            For
       financial statements, and the report of the
       Auditors and the consolidated report of the
       Auditors; address by Chief Executive Officer

8.     Approve the matters arising from the above reports        Mgmt          Against                        Against

9.     Adopt the Parent Company's income statement               Mgmt          For                            For
       and balance sheet and the consolidated income
       statement and balance sheet

10.    Approve the dividend of SEK 9[12] per share               Mgmt          For                            For
       be paid, the Board proposes that the date of
       record for entitlement to dividend be 27 MAR
       2009; and the dividend will be distributed
       by Euroclear Sweden on 01 APR 2009

11.    Grant discharge to the Members of the Board               Mgmt          For                            For
       and the Chief Executive Officer from liability

12.    Approve that the number of Members of the Board           Mgmt          For                            For
       to be elected by the meeting be set at 9

13.    Approve to pay a fee of SEK 2,475,000 to the              Mgmt          For                            For
       Board, of which SEK 550,000 be paid to the
       Chairman, and SEK 275,000 to each of the Members
       elected by the AGM, who is not an employee
       of the Company; compensation to the Auditors
       shall be paid against invoice

14.    Re-elect Messrs. Fredrik Lundberg, Lilian Fossum,         Mgmt          For                            For
       Magnus Hall, Carl Kempe, Curt Kallstromer,
       Hans Larsson, Ulf Lundahl, Goran Lundin as
       the Members of the Board and Mr. Carl Bennet
       be elected as the Member of the Board; and
       elect Mr. Fredrik Lundberg as the Chairman
       of the Board

15.    Approve the information about the Nomination              Mgmt          For                            For
       Committee before the 2010 AGM

16.    Adopt the specified guidelines for determining            Mgmt          For                            For
       the salary and other remuneration of the Chief
       Executive Officer and the Senior Management

17.    Approve, that the AGM's decision on the amendments        Mgmt          For                            For
       to the Company's Articles shall be made conditional
       on the change in means used to give notice
       of general meetings laid down in the Swedish
       Companies Act [SFS 2005:551] having come into
       effect, which would mean that the proposed
       wording of Article 8, would be in accordance
       with the Swedish Companies Act; and the new
       rules that are expected to come into effect
       before the 2010 AGM

18.    Authorize the Board to make decisions, on one             Mgmt          For                            For
       or more occasions, to buy back Series 'A' or
       Series 'B' shares in the Company, or combinations
       thereof to the extent that the Company's holding
       of its own shares does not at any time exceed
       10% of all the shares in the Company; the share
       purchases shall be transacted via NASDAQ OMX
       Stockholm at prevailing listed prices; and
       to make decisions between now and the next
       AGM to use the Company's holding of its own
       shares as payment in connection with the acquisition
       of the companies or lines of business or to
       finance such acquisitions, in which case the
       shares shall be sold via NASDAQ OMX Stockholm;
       the mandate may be exercised on one or more
       occasions and may include the Company's entire
       holding of its own shares at the time of the
       Board's decision; and the mandate includes
       the right to decide to waive the prior rights
       of existing shareholders; and the purpose of
       this mandate to buy back and sell shares in
       the Company is to enable the Board to adjust
       the capital structure, thereby generation a
       higher value for shareholders; [Authority expires
       at the next AGM]

19.    Closure of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HOME RETAIL GROUP PLC                                                                       Agenda Number:  701617295
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4581D103
    Meeting Type:  AGM
    Meeting Date:  02-Jul-2008
          Ticker:
            ISIN:  GB00B19NKB76
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors, the report           Mgmt          Abstain                        Against
       of the Auditors and the financial statement
       of the Company for the 52 weeks ended 01 MAR
       2008

2.     Approve the Director's remuneration report contained      Mgmt          Abstain                        Against
       in the and annual reports and financial statements
       of the Company for the 52 weeks period ended
       01 MAR 2008

3.     Declare a final dividend of 10.0p per ordinary            Mgmt          Abstain                        Against
       share

4.     Re-elect Mr. Terry Duddy as a Director of the             Mgmt          For                            For
       Company

5.     Re-elect Mr. John Coombe as a Director of the             Mgmt          For                            For
       Company

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which financial statements and reports are
       laid before the Company

7.     Authorize the Directors to fix the remuneration           Mgmt          Abstain                        Against
       of the Auditors

8.     Authorize the Company and those Companies which           Mgmt          Abstain                        Against
       are subsidiary of the Company at any time during
       the period for which this resolution has effect
       for the purposes of part 14 of the Companies
       Act 2006 [ the 2006 Act] during the period
       from the passing of this resolution to the
       conclusion of the Company's AGM in 2009; i)
       to make political donation to political parties
       and/ or independent election candidates ii)
       to make political donations to political donations
       others than political parties and iii) to incur
       political expenditure, up to an aggregate amount
       of GBP 50,000 and the amount authorized under
       each of paragraphs (i) to (iii) shall also
       be limited to such amount and that's words
       and expressions defined for the purpose of
       the 2006 Act shall have the same meaning in
       this resolution

9.     Authorize the Directors, in substitution for              Mgmt          Abstain                        Against
       all previous authorities pursuant to Section
       80 of the Companies Act 1985 [the 1985 Act]
       by paragraph 9.2 of Article 9 of the Company's
       Articles of Association be renewed [Authority
       expires the earlier for the period ending on
       the date of the AGM in 2009 or on 01 OCT 2009],
       and for such period the Section 80 amount shall
       be GBP 29,248,166 and such authority without
       prejudice to any allotment of securities prior
       to the date of this resolution

S.10   Authorize the Directors, insubstitution for               Mgmt          Abstain                        Against
       all previous powers authorities pursuant to
       Section 89 of the 1985 Act subject to the passing
       of Resolution 9 specified above, by Paragraph
       9.3 of Article 9 of the Company's Articles
       of Association be renewed for the period referred
       to in such resolution and for such period the
       Section 89 amount shall be GBP 4,387,225; and
       that such authority without prejudice to any
       allotment or sale of securities prior to the
       date of this resolution

S.11   Authorize the Company, in accordance with Section         Mgmt          Abstain                        Against
       166 of the 1985 Act, to make market purchases
       [Section 163 of the 1985 Act] of up to 87,000,000
       ordinary shares, at a minimum price of 10p
       and not more than 105% above the average market
       value of the Company's ordinary shares as derived
       from the London Stock Exchange Daily Official
       List, for the 5 business days preceding the
       date of purchase or the higher of the price
       of the last independent trade and the highest
       current bid as stipulated by Article 5(1) of
       Commission Regulation (EC) 22 DEC 2003 implementing
       the market abuse directive as regards exemptions
       for buyback programmes and stabilization of
       financial instructions (No. 2273/2003); [Authority
       expires the earlier at the conclusion of the
       AGM of the Company to be held in 2009 or 01
       OCT 2009]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.12   Adopt the New Articles of Association of the              Mgmt          Abstain                        Against
       Company in substitution for, and to exclusion
       of, the existing Article of Association of
       the Company, with effect from the end of this
       meeting, ass pecified

S.13   Approve, with effect on 01 OCT 2008 or such               Mgmt          Abstain                        Against
       date on which Section 175 of the 2006 Act Come
       into force, the new Article of Association
       of the Company, adopted pursuant to Resolution
       12 above be amended; and authorize the Directors,
       for the purpose of Section 175 of the 2006
       Act in the Company's Article of Association
       to authorize certain conflicts of interest
       specified in that Section ii) by the deletion
       of Articles 95, 96 and 97 in their entirety
       and by the insertion in their place of New
       Articles 95, 95A, 96, 96A and 97 and by the
       numbering of the remaining Articles, as specified




--------------------------------------------------------------------------------------------------------------------------
 HONDA MOTOR CO.,LTD.                                                                        Agenda Number:  701977401
--------------------------------------------------------------------------------------------------------------------------
        Security:  J22302111
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3854600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    .Appoint a Director                                       Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

3.20   Appoint a Director                                        Mgmt          For                            For

3.21   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HONG KONG & CHINA GAS LTD                                                                   Agenda Number:  701916124
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y33370100
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  HK0003000038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the statement of accounts            Mgmt          For                            For
       for the FYE 31 DEC 2008 and the reports of
       the Directors and the Auditors thereon

2.     Declare a final dividend                                  Mgmt          For                            For

3.I    Re-elect Mr. Colin Lam Ko Yin as a Director               Mgmt          For                            For

3.II   Re-elect Dr. The Hon. David Li Kwok Po as a               Mgmt          For                            For
       Director

3.III  Re-elect Mr. Lee Ka Shing as a Director                   Mgmt          For                            For

3.IV   Re-elect Mr. Alfred Chan Wing Kin as a Director           Mgmt          For                            For

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company to hold office from the conclusion
       of this meeting until the conclusion of next
       AGM and authorize the Directors to fix their
       remuneration

5.I    Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares, during the relevant period, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company; [Authority expires
       at the earlier of the conclusion of the next
       AGM or the expiration of the period within
       which the next AGM of the Company is required
       by Articles of Association of the Company or
       by law to be held]

5.II   Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and otherwise deal additional shares
       and make, issue or grant offers, agreements,
       options and warrants during and after the relevant
       period, where shares are to be allotted wholly
       for cash 10% and in any event 20% of the aggregate
       nominal amount of the issued share capital
       of the Company otherwise than pursuant to:
       i) a rights issue; ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Articles of Association
       of the Company or by law to be held]

5.III  Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.I and 5.II as specified, to extend the general
       mandate granted to the Directors pursuant to
       Resolution 5.II, to allot, issue and otherwise
       deal with the shares in the capital of the
       Company and to make, issue or grant offers,
       agreements, options and warrants, by addition
       to an amount representing the total nominal
       amount of the share capital of the Company
       purchased pursuant to Resolution 5.I, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this Resolution




--------------------------------------------------------------------------------------------------------------------------
 HONG KONG EXCHANGES & CLEARING LTD                                                          Agenda Number:  701885052
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3506N139
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  HK0388045442
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 545726 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR"AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the Audited accounts for             Mgmt          For                            For
       the YE 31 DEC 2008 together with the reports
       of the Directors and Auditor thereon

2.     Declare a final dividend of HKD 1.80 per share            Mgmt          For                            For

3.A    Elect Mr. Ignatius T C Chan as a Director                 Mgmt          For                            For

3.B    Elect Mr. John M M Williamson as a Director               Mgmt          For                            For

3.C    Elect Mr. Gilbert K T Chu as a Director                   Mgmt          For                            For

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       of HKEx and to authorize the Directors to fix
       their remuneration

5.     Approve to grant a general mandate to the Directors       Mgmt          For                            For
       to repurchase shares of HKEx, not exceeding
       10% of the issued share capital of HKEx as
       at the date of this resolution




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG ELEC HLDGS LTD                                                                     Agenda Number:  701824042
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y33549117
    Meeting Type:  EGM
    Meeting Date:  16-Mar-2009
          Ticker:
            ISIN:  HK0006000050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''FOR" OR "AGAINST" FOR BELOW RESOLUTION.
       THANK YOU.

1.     Approve, the acquisition by the Company of the            Mgmt          For                            For
       entire issued share capital of Outram Limited
       [Outram] on the terms and subject to the conditions
       of the agreement made between the Company and
       Cheung Kong Infrastructure Holdings Limited
       [CKI] dated 05 FEB 2009 [the Agreement], as
       specified, the Company's entry into or carrying
       out of the related transactions as contemplated
       under the Agreement, including without limitation
       the entering into of an operation and management
       contract between CKI and Outram on completion
       of the Agreement [the Operation and Management
       Contract], as specified, its terms and conditions
       [including the annual caps for fees payable
       thereunder], and the Company's entry into or
       carrying out of the related transactions as
       contemplated under the Operation and Management
       Contract [the related transactions under the
       Agreement and the Operation and Management
       Contract are hereinafter collectively referred
       to as the Transactions], as specified, and
       the implementation, exercise or enforcement
       of any of the rights, and performance of any
       of the obligations under the Agreement, the
       Operation and Management Contract and/or the
       transactions; and authorize any 2 Executive
       Directors of the Company to execute all such
       documents and deeds [and if necessary apply
       the common seal of the Company thereto] and
       do and authorize all such acts, matters and
       things as they may in their discretion consider
       necessary or desirable on behalf of the Company
       for the purpose of implementing, and otherwise
       in connection with, the Agreement, the Operation
       and Management Contract and the Transactions,
       and authorize the implementation, exercise
       or enforcement of any of the rights, and performance
       of any of the obligations under the Agreement
       and/or the Operation and Management Contract
       and/or any deed, document, undertaking or obligation
       entered into or associated with the Agreement,
       the Operation and Management Contract and/or
       the Transactions, including agreeing any modifications,
       amendments, waivers, variations or extensions
       of the Agreement, the Operation and Management
       Contract and/or any deed, document, undertaking
       or obligation entered into or associated with
       the Agreement, the Operation and Management
       Contract and/or the Transactions, as such directors
       may deem fit

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG ELEC HLDGS LTD                                                                     Agenda Number:  701900056
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y33549117
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  HK0006000050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditor
       for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Elect Mr. Neil Douglas McGee as a Director                Mgmt          For                            For

3.2    Elect Mr. Ralph Raymond Shea as a Director                Mgmt          For                            For

3.3    Elect Mr. Wan Chi-tin as a Director                       Mgmt          For                            For

3.4    Elect Mr. Wong Chung-hin as a Director                    Mgmt          For                            For

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors, during and after the             Mgmt          For                            For
       relevant period, to issue and dispose of additional
       shares of the Company not exceeding 20% of
       the existing issued share capital of the Company,
       and grant offers or options [including bonds
       and debentures convertible into shares of the
       Company]; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is required by law to be held]

6.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares of HKD 1.00 each in the issued capital
       of the Company during the relevant period,
       in accordance with all applicable laws and
       requirements of the Rules Governing the Listing
       of Securities on the Stock Exchange of Hong
       Kong Limited as amended from time to time,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is required
       by law to be held]

7.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares pursuant to Resolution
       5 as specified be extended by the addition
       thereto of an amount the aggregate nominal
       amount of any share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 6 as specified,
       not exceeding 10% of the aggregate nominal
       amount of the existing issued share capital
       of the Company as at the said resolution




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG LD HLDGS LTD                                                                       Agenda Number:  701894859
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4587L109
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  BMG4587L1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the Independent Auditor's report for the
       YE 31 DEC 2008 and declare a final dividend

2.     Re-elect Mr. Mark Greenberg as a Director                 Mgmt          For                            For

3.     Re-elect Mr. R.C. Kwok as a Director                      Mgmt          For                            For

4.     Re-elect Lord Powell of Bayswater as a Director           Mgmt          For                            For

5.     Re-elect Mr. Percy Weatherall as a Director               Mgmt          For                            For

6.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

7.     Authorize the Directors during the relevant               Mgmt          For                            For
       period, for the purposes of this resolution,
       relevant period being the period from the passing
       of this resolution until the earlier of the
       conclusion of the next AGM, or the expiration
       of the period within which such meeting is
       required by law to be held, or the revocation
       or variation of this resolution by an ordinary
       resolution of the shareholders of the Company
       in general meeting, of all powers of the Company
       to allot or issue shares and to make and grant
       offers, agreements and options which would
       or might require shares to be allotted, issued
       or disposed of during or after the end of the
       relevant period up to an aggregate nominal
       amount of USD 75.0 million, and the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted wholly for cash, whether pursuant
       to an option or otherwise, by the Directors
       pursuant to the approval in this resolution,
       otherwise than pursuant to a rights issue,
       for the purposes of this resolution, rights
       issue being an offer of shares or other securities
       to holders of shares or other securities on
       the register on a fixed record date in proportion
       to their then holdings of such shares or other
       securities or otherwise in accordance with
       the rights attaching thereto, subject to such
       exclusions or other arrangements as the Directors
       may deem necessary or expedient in relation
       to fractional entitlements or legal or practical
       problems under the laws of, or the requirements
       of any recognized regulatory body or any stock
       exchange in, any territory, or upon conversion
       of the USD 400,000,000 2.75% guaranteed convertible
       bonds convertible into fully paid shares of
       the company, shall not exceed USD 11.2 million,
       and the said approval shall be limited accordingly

8.     Authorize the Directors of all powers of the              Mgmt          For                            For
       Company to purchase its own shares, subject
       to and in accordance with all applicable laws
       and regulations, during the relevant period,
       for the purposes of this resolution, relevant
       period being the period from the passing of
       this resolution until the earlier of the conclusion
       of the next AGM, or the expiration of the period
       within which such meeting is required by law
       to be held, or the revocation or variation
       of this resolution by an ordinary  resolution
       of the shareholders of the Company in general
       meeting, and the aggregate nominal amount of
       shares of the Company which the company may
       purchase pursuant to the approval in this resolution
       shall be less than 15% of the aggregate nominal
       amount of the existing issued share capital
       of the Company at the date of this meeting,
       and such approval shall be limited accordingly,
       and where permitted by applicable laws and
       regulations and subject to the limitation in
       this resolution, extend to permit the purchase
       of  shares of the Company, i, by subsidiaries
       of the company and, ii, pursuant to the terms
       of put warrants or financial instruments having
       similar effect, put warrants, whereby the Company
       can be required to purchase its own shares,
       provided that where put warrants are issued
       or offered pursuant to a rights issue, as defined
       in resolution 7, the price which the Company
       may pay for shares purchased on exercise of
       put warrants shall not exceed 15% more than
       the average of the market quotations for the
       shares for a period of not more than 30 nor
       less than the five dealing days falling one
       day prior to the date of any public announcement
       by the company of the proposed issue of put
       warrants




--------------------------------------------------------------------------------------------------------------------------
 HOYA CORPORATION                                                                            Agenda Number:  701980232
--------------------------------------------------------------------------------------------------------------------------
        Security:  J22848105
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  JP3837800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Authorize Use of Stock Options, and Allow Board           Mgmt          For                            For
       to Authorize Use of Stock Option Plan




--------------------------------------------------------------------------------------------------------------------------
 HSBC HOLDINGS PLC, LONDON                                                                   Agenda Number:  701830172
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4634U169
    Meeting Type:  OGM
    Meeting Date:  19-Mar-2009
          Ticker:
            ISIN:  GB0005405286
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the share capital from USD            Mgmt          For                            For
       7,500,100,000, GBP 401,500 and EUR 100,000
       to USD 10,500,100,000, GBP 401,500 and EUR
       100,000 by the creation of an additional 6,000,000,000
       ordinary shares of USD 0.50 each in the capital
       of the Company forming a single class with
       the existing ordinary shares of USD 0.50 each
       in the capital of the Company

2.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the UK Companies Act 1985,
       [the Act] to allot relevant securities up to
       an aggregate nominal amount of USD2,530,200,000
       in connection with the allotment of the new
       ordinary shares as specified pursuant to right
       issue[Authority expires at the conclusion of
       the AGM of the Company to be held in 2009];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.3    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 2 and pursuant to Section 94
       of the UK Companies Act 1985, [the Act] the
       subject of authority granted by Resolution
       2 as if Section 89[1] of the Act displaying
       to any such allotment and in particular to
       make such allotments subject to such exclusions
       or other arrangements as the Directors may
       deem necessary or expedient in relation to
       fractional entitlements or securities represented
       by depository receipts or having regard to
       any restrictions, obligations or legal problems
       under the Laws of the requirements of any regulatory
       body or stock exchange in any territory or
       otherwise howsoever; [Authority expires the
       earlier of the conclusion of the AGM of the
       Company to be held in 2009]; and, authorize
       the Directors to allot equity securities in
       pursuance of such offers or agreement made
       prior to such expiry

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HSBC HOLDINGS PLC, LONDON                                                                   Agenda Number:  701873463
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4634U169
    Meeting Type:  AGM
    Meeting Date:  22-May-2009
          Ticker:
            ISIN:  GB0005405286
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual accounts and reports of the            Mgmt          For                            For
       Directors and of the Auditor for the YE 31
       DEC 2008

2.     Approve the Director's remuneration report for            Mgmt          Against                        Against
       YE 31 DEC 2008

3.1    Re-elect Mr. S.A. Catz as a Director                      Mgmt          For                            For

3.2    Re-elect Mr. V.H.C Cheng as a Director                    Mgmt          For                            For

3.3    Re-elect Mr. M.K.T Cheung as a Director                   Mgmt          For                            For

3.4    Re-elect Mr. J.D. Coombe as a Director                    Mgmt          For                            For

3.5    Re-elect Mr. J.L. Duran as a Director                     Mgmt          For                            For

3.6    Re-elect Mr. R.A. Fairhead as a Director                  Mgmt          For                            For

3.7    Re-elect Mr. D.J. Flint as a Director                     Mgmt          For                            For

3.8    Re-elect Mr. A.A. Flockhart as a Director                 Mgmt          For                            For

3.9    Re-elect Mr. W.K. L. Fung as a Director                   Mgmt          For                            For

3.10   Re-elect Mr. M.F. Geoghegan as a Director                 Mgmt          For                            For

3.11   Re-elect Mr. S.K. Green as a Director                     Mgmt          For                            For

3.12   Re-elect Mr. S.T. Gulliver as a Director                  Mgmt          For                            For

3.13   Re-elect Mr. J.W.J. Hughes-Hallett as a Director          Mgmt          For                            For

3.14   Re-elect Mr. W.S.H. Laidlaw as a Director                 Mgmt          For                            For

3.15   Re-elect Mr. J.R. Lomax as a Director                     Mgmt          For                            For

3.16   Re-elect Sir Mark Moody-Stuart as a Director              Mgmt          For                            For

3.17   Re-elect Mr. G. Morgan as a Director                      Mgmt          For                            For

3.18   Re-elect Mr. N.R.N. Murthy as a Director                  Mgmt          For                            For

3.19   Re-elect Mr. S.M. Robertson as a Director                 Mgmt          For                            For

3.20   Re-elect Mr. J.L. Thornton as a Director                  Mgmt          For                            For

3.21   Re-elect Sir Brian Williamson as a Director               Mgmt          For                            For

4.     Reappoint the Auditor at remuneration to be               Mgmt          For                            For
       determined by the Group Audit Committee

5.     Authorize the Directors to allot shares                   Mgmt          For                            For

S.6    Approve to display pre-emption rights                     Mgmt          For                            For

7.     Authorize the Company to purchase its own ordinary        Mgmt          For                            For
       shares

S.8    Adopt new Articles of Association with effect             Mgmt          For                            For
       from 01 OCT 2009

S.9    Approve general meetings being called on 14               Mgmt          Against                        Against
       clear days' notice




--------------------------------------------------------------------------------------------------------------------------
 HUNTER DOUGLAS NV                                                                           Agenda Number:  701980523
--------------------------------------------------------------------------------------------------------------------------
        Security:  N4327C122
    Meeting Type:  EGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  ANN4327C1220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the dividend distribution                         Mgmt          No Action

2.     Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HUNTER DOUGLAS NV                                                                           Agenda Number:  701980547
--------------------------------------------------------------------------------------------------------------------------
        Security:  N4327C122
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  ANN4327C1220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report to the shareholders                    Mgmt          No Action

2.     Approve the confirmation 2008 annual accounts             Mgmt          No Action

3.     Approve the management and release of the Directors       Mgmt          No Action

4.     Approve the dividend declaration common shares            Mgmt          No Action

5.     Elect the Directors and substitute[s] pursuant            Mgmt          No Action
       to the Article.14-20 of the Articles of Association

6.     Appoint the Auditors                                      Mgmt          No Action

7.     Amend the Articles of Association                         Mgmt          No Action

8.     Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HUSKY ENERGY INC                                                                            Agenda Number:  701858221
--------------------------------------------------------------------------------------------------------------------------
        Security:  448055103
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  CA4480551031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR ALL THE RESOLUTIONS.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.1    Elect Mr. Victor T.K. Li as a Director                    Mgmt          Against                        Against

1.2    Elect Mr. Canning K.N. Fok as a Director                  Mgmt          For                            For

1.3    Elect Mr. R. Donald Fullerton as a Director               Mgmt          For                            For

1.4    Elect Mr. Martin J.G. Glynn as a Director                 Mgmt          For                            For

1.5    Elect Mr. Poh Chan Koh as a Director                      Mgmt          For                            For

1.6    Elect Ms. Eva Lee Kwok as a Director                      Mgmt          Against                        Against

1.7    Elect Mr. Stanley T.L. Kwok as a Director                 Mgmt          For                            For

1.8    Elect Mr. John C.S. Lau as a Director                     Mgmt          For                            For

1.9    Elect Mr. Colin S. Russel as a Director                   Mgmt          For                            For

1.10   Elect Mr. Wayne E. Shaw as a Director                     Mgmt          For                            For

1.11   Elect Mr. William Shurniak as a Director                  Mgmt          For                            For

1.12   Elect Mr. Frank J. Sixt as a Director                     Mgmt          For                            For

2.     Appoint KPMG LLP as the Auditors of the Corporation       Mgmt          For                            For

       Receive the annual report of the Board of Directors       Non-Voting    No vote
       to the shareholders and the consolidated audited
       financial statements of the Corporation for
       the FYE 31 DEC 2008

       Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 HUSQVARNA AB                                                                                Agenda Number:  701821755
--------------------------------------------------------------------------------------------------------------------------
        Security:  W4235G116
    Meeting Type:  AGM
    Meeting Date:  09-Mar-2009
          Ticker:
            ISIN:  SE0001662230
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting    No vote

1.     Elect the Chairman of the meeting                         Mgmt          For                            For

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect 1 or 2 persons to verify the minutes                Mgmt          For                            For

5.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

6.     Approve the resolution of the Board of Directors          Mgmt          For                            For
       of 19 FEB 2009 to increase the share capital
       by way of a rights issue with preferential
       rights for shareholders made on the terms as
       specified

7.     Closing of the meeting                                    Mgmt          For                            For

       Miscellaneous                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HUSQVARNA AB, HUSKVARNA                                                                     Agenda Number:  701894190
--------------------------------------------------------------------------------------------------------------------------
        Security:  W4235G116
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  SE0001662230
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN         Non-Voting    No vote
       ACCEPT ABSTAIN AS A VALID VOTE OPTION. THANK
       YOU

1.     Opening of the AGM                                        Non-Voting    No vote

2.     Elect Mr. Lars Westerberg as a Chairman of the            Non-Voting    No vote
       meeting

3.     preparation and approval of the voting list               Non-Voting    No vote

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election of one or two persons to check and               Non-Voting    No vote
       verify the minutes

6.     Determination as to whether the meeting has               Non-Voting    No vote
       been properly convened

7.     Presentation of the annual report and the Audit           Non-Voting    No vote
       report as well as the consolidated accounts
       and the Audit report of the Group and in connection
       therewith, the President's business report

8.A    Adopt the profit and loss statement and the               Mgmt          For                            For
       balance sheet as well as the consolidated profit
       and loss statement and the consolidated balance
       sheet

8.B    Approve the treatment in respect of the Company's         Mgmt          For                            For
       profit or loss pursuant to the adopted balance
       sheet

8.C    Grant discharge from liability of the Directors           Mgmt          For                            For
       and the Presidents

9.     Approve to determine the nine Directors to be             Mgmt          For                            For
       elected without deputies

10.    Approve, unchanged total Board remuneration               Mgmt          For                            For
       of SEK 5,345,000, whereof SEK 1,600,000 to
       the Chairman of the Board and SEK 460,000 to
       each of the Directors not employed by the Company,
       for which within the remuneration Committee,
       the Chairman receive SEK 100,000 and the two
       members SEK 50,000 each, for work within Audit
       Committee, the Chairman receive SEK 175,000
       and members receive SEK 75,000 each; the Auditor's
       fee paid on basis of approved invoice

11.    Re-elect Messrs. Lars Westerberg, Peggy Bruzelius,        Mgmt          For                            For
       Robert F. Connolly, Borje Ekholm, Tom Johnstone,
       Ulf Ludahl, Anders Moberg and Gun Nilsson and
       elect Mr. Magnus Yngen as the Directors

12.    Approve the specified Nomination procedures               Mgmt          For                            For
       for the AGM 2010

13.    Approve the specified principles for the remuneration     Mgmt          For                            For
       for the Group Management as specified

14.    Adopt a performance based incentive program,              Mgmt          For                            For
       LTI 2009 as specified

15.A   Authorize the Board to repurchase own B-shares,           Mgmt          For                            For
       as specified

15.B   Authorize the Board to transfer own B-shares,             Mgmt          For                            For
       as specified

15.c   Approve to transfer own B-shares in relation              Mgmt          For                            For
       to LTI 2009, as specified

16.    Closing of the meeting                                    Non-Voting    No vote

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 531021 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HUSQVARNA AB, HUSKVARNA                                                                     Agenda Number:  701895635
--------------------------------------------------------------------------------------------------------------------------
        Security:  W4235G108
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  SE0001662222
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN         Non-Voting    No vote
       ACCEPT ABSTAIN AS A VALID VOTE OPTION. THANK
       YOU

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 531019 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening of the AGM                                        Non-Voting    No vote

2.     Election of Mr. Lars Westerberg as the Chairman           Non-Voting    No vote
       of the meeting

3.     Preparation and approval of the voting list               Non-Voting    No vote

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election of one or two persons to check and               Non-Voting    No vote
       verify the minutes

6.     Determination as to whether the meeting has               Non-Voting    No vote
       been properly convened

7.     Presentation of the annual report and the audit           Non-Voting    No vote
       report as well as the consolidated accounts
       and the audit report of the Group and in connection
       therewith, the President's business report

8.a    Adopt the profit and loss statement and the               Mgmt          For                            For
       balance sheet as well as the consolidated profit
       and loss statement and the consolidated balance
       sheet

8.b    Approve the treatment in respect of the Company's         Mgmt          For                            For
       profit or loss pursuant to the adopted balance
       sheet

8.c    Grant discharge from liability of the Directors           Mgmt          For                            For
       and the Presidents

9.     Approve to determine the number of Directors              Mgmt          For                            For
       to be 9 without Deputies

10.    Approve an unchanged total Board remuneration             Mgmt          For                            For
       of SEK 5,345,000, whereof SEK 1,600,000 to
       the Chairman of the Board and SEK 460,000 to
       each of the Directors not employed by the Company;
       for work within the Remuneration Committee,
       the Chairman shall receive SEK 100,000 and
       the 2 Members SEK 50,000 each; for work within
       the Audit Committee, the Chairman shall receive
       SEK 175,000 and the 2 members shall receive
       SEK 75,000 each; Auditor's fee shall be paid
       on the basis of approved invoice; a part of
       the remuneration to the Board of Directors
       shall be paid by allocation of synthetic shares
       corresponding to a maximum of 50% of the remuneration

11.    Re-elect Messrs. Lars Westerberg, Peggy Bruzelius,        Mgmt          For                            For
       Robert F. Connolly, Borje Ekholm, Tom Johnstone,
       Ulf Lundahl, Anders Moberg and Gun Nilsson
       and elect Mr. Magnus Yngen; Mr. Bengt Andersson
       has declined re-election; appoint Mr. Lars
       Westerberg as Chairman of the Board

12.    Approve the specified Nomination procedures               Mgmt          For                            For
       for the AGM 2010

13.    Approve the specified principles for the remuneration     Mgmt          For                            For
       for the Group Management as specified

14.    Adopt a performance based incentive program,              Mgmt          For                            For
       LTI 2009 as specified

15.a   Authorize the Board to repurchase own B-shares,           Mgmt          For                            For
       as specified

15.b   Authorize the Board to transfer own B-shares,             Mgmt          For                            For
       as specified

15.c   Approve to transfer own B-shares in relation              Mgmt          For                            For
       to LTI 2009, as specified

16.    Closing of the Meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HUTCHISON TELECOMMUNICATIONS  INTL LTD                                                      Agenda Number:  701860199
--------------------------------------------------------------------------------------------------------------------------
        Security:  G46714104
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  KYG467141043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.A    Re-elect Mr. FOK Kin-ning, Canning as a Director          Mgmt          Against                        Against
       of the Company

2.B    Re-elect Mr. LUI Dennis Pok Man as a Director             Mgmt          Against                        Against
       of the Company

2.C    Re-elect Mr. Christopher John FOLL as a Director          Mgmt          Against                        Against
       of the Company

2.D    Re-elect Mr. KWAN Kai Cheong as a Director of             Mgmt          For                            For
       the Company

2.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix its remuneration

4.a    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [the Directors], subject to this resolution,
       to allot, issue and otherwise deal with new
       shares of the Company [the Shares] and to allot,
       issue or grant securities convertible into
       shares, or options, warrants or similar rights
       to subscribe for any shares or such convertible
       securities, and to make or grant offers, agreements,
       options and warrants during and after the relevant
       period, not exceeding 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution, otherwise than pursuant to the
       shares issued as a result of a rights issue,
       the exercise of the subscription or conversion
       rights attaching to any warrants or any securities
       convertible into shares or the exercise of
       the subscription rights under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to persons such as Officers
       and/or employees of the Company and/or any
       of its subsidiaries of Shares or rights to
       acquire shares or any scrip dividend providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares in accordance
       with the Articles of Association of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       Law of the Cayman Islands to be held]

4.b    Authorize the Directors of the Company to purchase        Mgmt          For                            For
       or repurchase on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange], or any other
       stock exchange on which the securities of the
       Company are or may be listed and recognized
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange for this purpose,
       shares including any form of depositary shares
       representing the right to receive such shares
       issued by the Company and to repurchase such
       securities, subject to and in accordance with
       all applicable laws and the requirements of
       the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time during
       the relevant period, not exceeding 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable Law of the Cayman Islands
       to be held]

4.c    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolutions 4.A and 4.B, to add the aggregate
       nominal amount of the share capital of the
       Company which may be purchased or repurchased
       by the Company pursuant by Resolution 4.B,
       to the aggregate nominal amount of the share
       capital of the Company that may be allotted
       or issued or agreed conditionally or unconditionally
       to be allotted or issued by the Directors pursuant
       to Resolution 4.A, provided that such shares
       does not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of this resolution

5.     Approve, with effect from the conclusion of               Mgmt          For                            For
       the meeting at which this resolution is passed,
       the proposed amendments to the 2004 Partner
       Share Option Plan of Partner Communications
       Company Limited as specified, subject to such
       modifications of the relevant amendments to
       the 2004 Partner Share Option Plan as the Directors
       of the Company may consider necessary, taking
       into account the requirements of the relevant
       regulatory authorities, including without limitation,
       The Stock Exchange of Hong Kong Limited and
       authorize the Directors to do all such acts
       and things as may be necessary to carry out
       such amendments and [if any] modifications
       into effect

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LTD                                              Agenda Number:  701774754
--------------------------------------------------------------------------------------------------------------------------
        Security:  G46714104
    Meeting Type:  OGM
    Meeting Date:  11-Dec-2008
          Ticker:
            ISIN:  KYG467141043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'FOR' OR 'AGAINST' FOR RESOLUTION NUMBER
       1. THANK YOU.

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU                Non-Voting    No vote

1.     Approve and ratify the facility agreement dated           Mgmt          For                            For
       25 NOV 2008 [the Facility Agreement] entered
       into between Hutchison Telecommunications Finance
       Company Limited as lender, the Company as principal
       borrower and Hutchison Facility Agents Limited
       as facility agent and security trustee in relation
       to the Facility [as defined in the circular
       to Shareholders dated 25 NOV 2008 [the Circular]],
       as specified [including the Cap [as such term
       is defined in the Circular]], the entering
       into of the Facility Agreement by the Company
       and the transactions contemplated by or incidental
       to the Facility Agreement; and authorize the
       Directors of the Company, acting together,
       individually or by Committee, to do all such
       acts on behalf of the Company as they may consider
       necessary, desirable or expedient for the purpose
       of, or in connection with, the implementation
       and completion of the Facility Agreement and
       the transactions contemplated by or incidental
       to the Facility Agreement




--------------------------------------------------------------------------------------------------------------------------
 HUTCHISON WHAMPOA LTD                                                                       Agenda Number:  701882854
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38024108
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  HK0013000119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the statement of audited accounts       Mgmt          For                            For
       and reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Li Ka-Shing as a Director                    Mgmt          For                            For

3.2    Re-elect Mrs. Chow Woo Mo Fong, Susan as a Director       Mgmt          For                            For

3.3    Re-elect Mr. Lai Kai Ming, Dominic as a Director          Mgmt          For                            For

3.4    Re-elect Mr. William Shumiak as a Director                Mgmt          For                            For

4.     Appoint the Auditor and authorize the Directors           Mgmt          For                            For
       to fix the Auditor's remuneration

5.     Approve the remuneration of HKD 50,000 and HKD            Mgmt          For                            For
       120,000 respectively be payable to the Chairman
       and each of the other Directors of the Company
       for each FY until otherwise determined by an
       Ordinary Resolution of the Company, provided
       that such remuneration be payable in proportion
       to the period during which a Director has held
       office in case of a Director who has not held
       office for the entire year

6.1    Approve a general mandate given to the Directors          Mgmt          For                            For
       to issue and dispose of additional ordinary
       shares of the Company not exceeding 20% of
       the existing issued ordinary share capital
       of the Company

6.2    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period, to repurchase ordinary
       shares of HKD 0.25 each in the capital of the
       Company in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited or of any other stock
       exchange, not exceeding 10% of the aggregate
       nominal amount of the ordinary share capital
       of the Company in issue at the date of this
       resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

6.3    Approve, the general granted to the Directors             Mgmt          For                            For
       to issue and dispose of additional ordinary
       shares pursuant to Ordinary Resolution Number
       6[1], to add an amount representing the aggregate
       nominal amount of the ordinary share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Ordinary
       Resolution Number 6[2], provided that such
       amount shall not exceed 10% of the aggregate
       nominal amount of the issued ordinary share
       capital of the Company at the date of this
       resolution

7.     Approve, with effect from the conclusion of               Mgmt          For                            For
       the meeting at which this resolution is passed,
       the amendments to the 2004 Partner Share Option
       Plan as specified, and approve the same by
       the shareholders of Partner and HTIL subject
       to such modifications of the relevant amendments
       to the 2004 Partner Share Option Plan as the
       Directors of the Company may consider necessary,
       taking into account the requirements of the
       relevant regulatory authorities, including
       without limitation, The Stock Exchange of Hong
       Kong Limited, and authorize the Directors to
       do all such acts and things as may be necessary
       to carry out such amendments and [if any] modifications
       into effect




--------------------------------------------------------------------------------------------------------------------------
 HUTCHISON WHAMPOA LTD                                                                       Agenda Number:  701927052
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38024108
    Meeting Type:  EGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  HK0013000119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve, with effect from the later of the conclusion     Mgmt          For                            For
       of the meeting at which this resolution is
       passed and the date on which the shares of
       Hutchison Telecommunications Hong Kong Holdings
       Limited [HTHKH, an indirect non wholly owned
       subsidiary of the Company] are admitted to
       trading on the Main Board of The Stock Exchange
       of Hong Kong Limited [the Stock Exchange],
       the rules of the Share Option Scheme of HTHKH
       [as specified] [the HTHKH Share Option Scheme],
       and authorize the Directors, acting together,
       individually or by committee, to approve any
       amendments to the rules of the HTHKH Share
       Option Scheme as may be acceptable or not objected
       to by the Stock Exchange, and to take all such
       steps as may be necessary, desirable or expedient
       to carry into effect the HTHKH Share Option
       Scheme subject to and in accordance with the
       terms thereof

2.     Approve the master agreement dated 17 APR 2009,           Mgmt          For                            For
       made between the Company and Cheung Kong [Holdings]
       Limited [CKH] [the CKH Master Agreement], setting
       out the basis upon which bonds, notes, commercial
       paper and other similar debt instruments [the
       CKH Connected Debt Securities] may be issued
       by CKH or its subsidiaries and acquired by
       the Company or its wholly owned subsidiaries
       [together the Group], as specified, and authorize
       the Directors, acting together, individually
       or by committee, to approve the acquisition
       of the CKH Connected Debt Securities, as specified
       and of which this Notice forms part [the Circular]
       as contemplated in the CKH Master Agreement
       subject to the limitations set out in the CKH
       Master Agreement; A) during the Relevant Period
       [as specified] to acquire CKH Connected Debt
       Securities; B) i) the aggregate gross purchase
       price of the CKH Connected Debt Securities
       of a particular issue to be acquired, after
       deducting any net sale proceeds of CKH Connected
       Debt Securities to be sold, by the Group [CKH
       Net Connected Debt Securities Position] during
       the Relevant Period pursuant to the approval
       shall not exceed 20% of the aggregate value
       of the subject issue and all outstanding CKH
       Connected Debt Securities of the same issuer
       with the same maturity or shorter maturities;
       ii) the aggregate amount of the CKH Net Connected
       Debt Securities Position and the HSE Net Connected
       Debt Securities Position [as specified] at
       any time during the Relevant Period shall not
       exceed HKD 16,380 million, being approximately
       20% of the Company's "net liquid assets" as
       at 31 DEC 2008 [the Reference Date]; iii) the
       CKH Connected Debt Securities shall be a) listed
       for trading on a recognized exchange, b) offered
       to qualified institutional buyers in reliance
       on Rule 144A under the U.S. Securities Act
       of 1933, as amended, c) offered to persons
       outside the United States in reliance on Regulation
       S under the U.S. Securities Act of 1933, or
       d) offered pursuant to an issue where the aggregate
       value of such issue and all other outstanding
       CKH Connected Debt Securities of the same issuer
       is no less than USD 500 million or its equivalent
       in other currencies permitted, and in all cases
       the CKH Connected Debt Securities shall be
       acquired by the Group only from the secondary
       market and on normal commercial terms arrived
       at after arm's length negotiations; iv) the
       CKH Connected Debt Securities shall be of at
       least investment grade or its equivalent; v)
       the CKH Connected Debt Securities shall not
       include zero coupon instruments or instruments
       with any imbedded option, right to convert
       into or exchange for any form of equity interest
       or derivative; vi) the CKH Connected Debt Securities
       shall be issued in any of the following currencies,
       Hong Kong Dollars, the United States Dollars,
       Canadian Dollars or such other currency as
       the Directors who have no material interest
       in the proposed acquisition of CKH Connected
       Debt Securities consider in their reasonable
       opinion as posing a risk acceptable to the
       Group having regard to the Group's assets and
       businesses from time to time; and vii) the
       CKH Connected Debt Securities shall have maturity
       not in excess of 15 years; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date on which the authority
       set out in this Resolution is revoked or varied
       by an ordinary resolution of the shareholders
       in general meeting of the Company]

3.     Approve the entering into the master agreement            Mgmt          For                            For
       dated 17 APR 2009, made between the Company
       and Husky Energy Inc. [HSE] [the HSE Master
       Agreement], setting out the basis upon which
       bonds, notes, commercial paper and other similar
       debt instruments [the HSE Connected Debt Securities]
       may be issued by HSE or its subsidiaries and
       acquired by the Group, as specified, and authorize
       the Directors, acting together, individually
       or by committee, to approve the acquisition
       of the HSE Connected Debt Securities, as specified
       and of which this Notice forms part as contemplated
       in the HSE Master Agreement subject to the
       limitations set out in the HSE Master Agreement;
       A) during the Relevant Period [as specified]
       to acquire HSE Connected Debt Securities; B)
       i) the aggregate gross purchase price of the
       HSE Connected Debt Securities of a particular
       issue to be acquired, after deducting any net
       sale proceeds of HSE Connected Debt Securities
       to be sold, by the Group [HSE Net Connected
       Debt Securities Position] during the Relevant
       Period pursuant to the approval shall not exceed
       20% of the aggregate value of the subject issue
       and all outstanding HSE Connected Debt Securities
       of the same issuer with the same maturity or
       shorter maturities; ii) the aggregate amount
       of the HSE Net Connected Debt Securities Position
       and the CKH Net Connected Debt Securities Position
       at any time during the Relevant Period shall
       not exceed HKD 16,380 million, being approximately
       20% of the Company's "net liquid assets" as
       at 31 DEC 2008 [the Reference Date]; iii) the
       HSE Connected Debt Securities shall be a) listed
       for trading on a recognized exchange, b) offered
       to qualified institutional buyers in reliance
       on Rule 144A under the U.S. Securities Act
       of 1933, as amended, c) offered to persons
       outside the United States in reliance on Regulation
       S under the U.S. Securities Act of 1933, or
       d) offered pursuant to an issue where the aggregate
       value of such issue and all other outstanding
       HSE Connected Debt Securities of the same issuer
       is no less than USD 500 million or its equivalent
       in other currencies permitted, and in all cases
       the HSE Connected Debt Securities shall be
       acquired by the Group only from the secondary
       market and on normal commercial terms arrived
       at after arm's length negotiations; iv) the
       HSE Connected Debt Securities shall be of at
       least investment grade or its equivalent; v)
       the HSE Connected Debt Securities shall not
       include zero coupon instruments or instruments
       with any imbedded option, right to convert
       into or exchange for any form of equity interest
       or derivative; vi) the HSE Connected Debt Securities
       shall be issued in any of the following currencies,
       Hong Kong Dollars, the United States Dollars,
       Canadian Dollars or such other currency as
       the Directors who have no material interest
       in the proposed acquisition of HSE Connected
       Debt Securities consider in their reasonable
       opinion as posing a risk acceptable to the
       Group having regard to the Group's assets and
       businesses from time to time; and vii) the
       HSE Connected Debt Securities shall have maturity
       not in excess of 15 years; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date on which the authority
       set out in this Resolution is revoked or varied
       by an ordinary resolution of the shareholders
       in general meeting of the Company]




--------------------------------------------------------------------------------------------------------------------------
 HYPO REAL ESTATE HOLDING AG, MUENCHEN                                                       Agenda Number:  701937801
--------------------------------------------------------------------------------------------------------------------------
        Security:  D3449E108
    Meeting Type:  EGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  DE0008027707
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 15 MAY 09, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Resolution on a capital increase against payment          Mgmt          For                            For
       in cash pursuant to Section 182ff of the Stock
       Corporation Act in connection with Section
       7 of the Financial Market Stabilization Act
       the Company's share capital of EUR 693,253,560
       shall be increased by up to EUR 5,639,282,040
       to up to EUR 6,332,535,600 through the issue
       of up to 1,879,760,680 new bearer no-par shares
       with dividend entitlement from 01 JAN 2009;
       the new shares shall be taken up by the Financial
       Market Stabilization Fund at a price of EUR
       3 per share

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 IBERDROLA  S.A.                                                                             Agenda Number:  701819382
--------------------------------------------------------------------------------------------------------------------------
        Security:  E6165F166
    Meeting Type:  OGM
    Meeting Date:  20-Mar-2009
          Ticker:
            ISIN:  ES0144580Y14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS WHO PARTICIPATE             Non-Voting    No vote
       IN ANY FORM AT THE OGM, WHETHER DIRECTLY, BY
       PROXY, OR BY LONG-DISTANCE VOTING, SHALL BE
       ENTITLED TO RECEIVE AN ATTENDANCE PREMIUM [0.005
       EUROS GROSS PER SHARE]. THANK YOU.

1.     Examination and approval, if applicable, of               Mgmt          For                            For
       the individual Annual Financial Statements
       of IBERDROLA, S.A. (Balance Sheet, Profit and
       Loss Statement, Statement of Changes in Shareholders
       Equity, Statement of Cash Flows, and Notes),
       and of the consolidated financial statements
       of IBERDROLA, S.A. and its subsidiaries (Balance
       Sheet, Profit and Loss Statement, Statement
       of Changes in Shareholders Equity, Statement
       of Cash Flows, and Notes) for the fiscal year
       ended on 31 DEC 2008.

2.     Examination and approval, if applicable, of               Mgmt          For                            For
       the proposal for the allocation of profits/losses
       and the distribution of dividends for the fiscal
       year ended on 31 DEC 2008

3.     Examination and approval, if applicable, of               Mgmt          For                            For
       the individual management report of IBERDROLA,
       S.A. and of the consolidated management report
       of IBERDROLA, S.A. and its subsidiaries for
       the fiscal year ended on 31 DEC 2008

4.     Examination and approval, if applicable, of               Mgmt          For                            For
       the management and actions of the Board of
       Directors during the fiscal year ended on 31
       DEC 2008

5.     Re-election of the Auditor of the Company and             Mgmt          For                            For
       of its Consolidated Group for fiscal year 2009

6.     Ratification of the interim appointment as Director       Mgmt          For                            For
       of Ms. Samantha Barber to fill a vacancy, made
       after the holding of the last General Shareholders
       Meeting, with the status of external independent
       Director

7.     Authorization to the Board of Directors, with             Mgmt          For                            For
       the express power of delegation, for the derivative
       acquisition of the Company's own shares by
       the Company itself and/or by its subsidiaries,
       up to a maximum of 5% percent of the share
       capital, pursuant to applicable law, for which
       purpose the authorization granted by the shareholders
       at the General Shareholders Meeting of 17 APR
       2008 is hereby deprived of effect to the extent
       of the unused amount

8.     Delegation to the Board of Directors, with the            Mgmt          For                            For
       express power of substitution, for a term of
       5 years, of the power to issue: a) bonds or
       simple debentures and other fixed-income securities
       of a like nature (other than notes), as well
       as preferred stock, up to a maximum amount
       of 20 billion euros, and b) notes up to a maximum
       amount, independently of the foregoing, of
       6 billion euros; and authorization for the
       Company to guarantee, within the limits set
       forth above, new issuances of securities by
       subsidiaries, for which purpose the delegation
       approved by the shareholders at the General
       Shareholders Meeting held on 17 APR 2008 is
       hereby deprived of effect to the extent of
       the unused amount

9.     Delegation to the Board of Directors, with the            Mgmt          For                            For
       express power of substitution, for a term of
       5 years, of the power to issue debentures or
       bonds that are exchangeable for and/or convertible
       into shares of the Company or of other companies
       within or outside of its Group, and warrants
       on newly-issued shares or outstanding shares
       of the Company or of other Companies within
       or outside of its Group, up to a maximum limit
       of 5 billion euros. Establishment of the standards
       for determining the basis for and terms and
       conditions applicable to the conversion, exchange
       or exercise. Delegation to the Board of Directors,
       with the express power of substitution, of
       the powers required to establish the basis
       for the terms and conditions applicable to
       the conversion, exchange or exercise, as well
       as, in the case of convertible debentures and
       bonds and warrants on newly-issued shares,
       of the power to increase share capital to the
       extent required to accommodate requests for
       the conversion of debentures or for the exercise
       of warrants, for which purpose the delegation
       of powers approved under item six of the agenda
       for the General Shareholders' Meeting of 03
       APR 2004 is deprived of effect

10.    Authorization to the Board of Directors, with             Mgmt          For                            For
       the express power of delegation, to apply for
       the listing on and delisting from Spanish or
       foreign, official or unofficial, organized
       or other secondary markets of the shares, debentures,
       bonds, notes, preferred stock or any other
       securities issued or to be issued, and to adopt
       such resolutions as may be necessary to ensure
       the continued listing of the shares, debentures
       or other securities of the Company that may
       then be outstanding, for which purpose the
       authorization granted by the shareholders at
       the General Shareholders Meeting of 17 APR
       2008 is hereby deprived of effect

11.    Authorization to the Board of Directors, with             Mgmt          For                            For
       the express power of delegation, to create
       and fund Associations and Foundations, pursuant
       to applicable legal provisions, for which purpose
       the authorization granted by the shareholders
       at the General Shareholders' Meeting of 17
       APR 2008 is hereby deprived of effect to the
       extent of the unused amount

12.    Amendment of the By-Laws: 12.1. Amendment of              Mgmt          For                            For
       Articles 23, 28, 34, 36, 37, 38, 45, 46, 47
       and 49 of Title II of the By-Laws. 12.2. Amendment
       of Articles 57 and 58 of Title IV of the By-Laws

13.    Amendment of the Regulations of the General               Mgmt          For                            For
       Shareholders Meeting and approval, if applicable,
       of a newly-restated text of the Regulations
       of the General Shareholders' Meeting

14.    Delegation of powers to formalize and execute             Mgmt          For                            For
       all resolutions adopted by the shareholders
       at the General Shareholders' Meeting, for conversion
       thereof into a public instrument, and for the
       interpretation, correction and supplementation
       thereof or further elaboration thereon until
       the required registrations are made




--------------------------------------------------------------------------------------------------------------------------
 IBERDROLA RENOVABLES SA, VALENCIA                                                           Agenda Number:  701964264
--------------------------------------------------------------------------------------------------------------------------
        Security:  E6244B103
    Meeting Type:  OGM
    Meeting Date:  11-Jun-2009
          Ticker:
            ISIN:  ES0147645016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the individual annual financial statements     Mgmt          For                            For
       of Iberdrola Renovables, S.A. [balance sheet,
       profit and loss statement, statement of changes
       in shareholders' equity, statement of cash
       flows and notes], and the consolidated annual
       financial statements of Iberdrola Renovables
       S.A. and its subsidiaries [balance sheet, profit
       and loss statement, statement of changes in
       shareholders' equity, statement of cash flows,
       and notes] for the FYE 31 DEC 2008, which were
       presented by the Board of Directors at its
       meeting held on 24 FEB 2009

2.     To approve the allocation of profits/losses               Mgmt          For                            For
       for the FYE 31 DEC 2008, presented by the Board
       of Directors at its meeting held on 24 FEB
       2009, as specified

3.     To approve the individual management report               Mgmt          For                            For
       of Iberdrola Renovables, S.A. and the consolidated
       management report of Iberdrola Renovables,
       S.A. and its subsidiaries for the FYE 31 DEC
       2008 presented by the Board of Directors at
       its meeting held on 24 FEB 2009

4.     To approve the management and activities of               Mgmt          For                            For
       the Board of Directors for the FYE 31 DEC 2008

5.     To re-elect Ernst & Young, S.L. as Auditor of             Mgmt          For                            For
       the Company and of its consolidated Group,
       to conduct the audits for FY 2009, authorizing
       the Board of Directors, which may delegate
       such authority to the Executive Committee,
       to enter into the respective services agreement,
       on the terms and conditions it deems appropriate,
       with the authority also to make such amendments
       as may be required in accordance with the law
       applicable at any time

6.A    In accordance with current legal and by-law               Mgmt          For                            For
       provisions, to ratify the appointment of Mr.
       Santiago Martinez Garrido as Director appointed
       on an interim basis to fill a vacancy, in accordance
       with the report of the nominating and Compensation
       Committee, pursuant to the resolution adopted
       by the Board of Directors on 31 MAR 2009, the
       date on which the new Director formally and
       expressly accepted his appointment and became
       a member of the Board of Directors as external
       proprietary Director, his term of office ends
       on 05 NOV 2012, as did that of the previous
       Member, Mr. Marcos Fernandez Fermoselle, whom
       he replaces

6.B    In accordance with current legal and by-law               Mgmt          For                            For
       provisions, to ratify the appointment of Ms.
       Maria Dolores Herrera Pereda as Director appointed
       on an interim basis to fill a vacancy, in accordance
       with the report of the nominating and Compensation
       Committee, pursuant to the resolution adopted
       by the Board of Directors on 31 MAR 2009, the
       date on which the new Director formally and
       expressly accepted her appointment and became
       a member of the Board of Directors as external
       proprietary Director, her term of office ends
       on 05 NOV 2012, as did that of the previous
       Member, Mr. Juan Pedro Hernandez Molto, whom
       she replaces

7.     To expressly authorize the Board of Directors,            Mgmt          For                            For
       with the express power of delegation, pursuant
       to the provisions of Section 75 of the Companies
       Law, to carry out the derivative acquisition
       of shares of Iberdrola Renovables, S.A., under
       the following terms: a) The acquisitions may
       be made directly by Iberdrola Renovables, S.A.
       or indirectly through its subsidiaries, on
       the same terms resulting from this authorization,
       b) The acquisitions shall be made through purchase
       and sale, exchange or any other transactions
       permitted by the Law, c) The acquisitions may
       be made, at any time, up to the maximum amount
       permitted by the Law, d) The acquisitions may
       not be made at a price greater than the listing
       price of the shares or lower than the par value
       of the shares, e) This authorization is granted
       for a maximum period of 18 months, f) A restricted
       reserve shall be set up in the shareholders'
       equity of the acquiring Company equal to the
       amount of the Company's own shares or of the
       shares of the controlling Company reflected
       under assets, such reserve shall be maintained
       as long as the shares are not disposed of or
       cancelled, pursuant to the provisions of Sub-section
       3 of Section 75 of the Companies Law

8.     To authorize the Board of Directors, on behalf            Mgmt          For                            For
       of the Company - either directly or through
       its subsidiaries- to participate, either alone
       or together with other Spanish or foreign individuals
       or legal entities, and as founder, in the creation
       of one or more associations and foundations
       governed by private Law for purposes of general
       interest [social assistance, public-spirited,
       educational, cultural, scientific, sports,
       health, cooperation for development, environmental
       protection, economic promotion or promotion
       of research, promotion of volunteerism, defense
       of human rights or any other purposes permitted
       by Law], with the covenants, clauses, conditions,
       representations and agreements it deems appropriate,
       providing for such purpose, as initial funding
       or as mere contributions, on a single occasion
       or in part or successively, cash or such other
       property or rights as it deems appropriate
       for each of them, and to contribute cash or
       such other property or rights as it deems appropriate
       to the foundations where the Company - or its
       subsidiaries - is a Member of the Board of
       Trustees, up to the aggregate amount for both
       items, of 2,500,000 euros a year or the equivalent
       thereof in other currencies for all foundations
       and associations during the effective period
       of this authorization, to such end, the Board
       of Directors is expressly authorized to execute
       the notarial instruments of creation, draft
       and approve the By-Laws of each such association
       and foundation, with authority to accept positions
       on behalf of the Company and, generally, to
       take all such decisions as may be required
       or appropriate for the implementation of and
       compliance with this Resolution; this authorization
       is granted for a maximum period that will expire
       on the date of the general shareholders' meeting
       at which the annual financial statements for
       FY 2009 are approved, such authorization may
       be expressly extended by subsequent resolutions
       of the shareholders at the general shareholders'
       meeting, the maximum period of this authorization
       is deemed to be established without prejudice
       to the possible successive funding which, in
       accordance with applicable legislation and
       within the established limit, may have been
       committed in the above-mentioned period and
       be pending contribution by the Company-or its
       subsidiaries-upon expiration of such period;
       the use made of the authorization approved
       by this resolution will be reported to the
       shareholders at a general shareholders' meeting;
       the Board of Directors may, in turn, delegate
       all powers granted to it hereby; this resolution
       cancels and deprives of effect, to the extent
       of the unused amount, the authorization to
       create and fund associations and foundations
       granted to the Board of Directors by the shareholders
       at the general shareholders' meeting held on
       26 JUN 2008

9.     In order to continue with the process of including        Mgmt          For                            For
       in the Company's By-Laws the recommendations
       of the Unified Good Governance Code approved
       by the Board of the National Securities Market
       Commission on 22 MAY 2006 as the single document
       in corporate governance matters, as well as
       the best corporate governance practices, and
       in order to update and complete the text of
       the By-Laws by supplementing and clarifying
       the regulation of certain matters in light
       of the most recent legislative reforms in the
       commercial area, it is resolved to approve
       the new text of the following Articles 13,
       18, 23, 28, 30, 31, 32, 33, 38, 39, 40, 41
       and 43 of Title III of the By-Laws, as further
       explained in the report prepared by the Board
       of Directors for such purpose, with the other
       articles of the By-Laws remaining unchanged,
       such articles shall hereafter read as specified

10.    In order to update such Regulations, completing           Mgmt          For                            For
       and clarifying the provisions governing certain
       matters, it is resolved to amend Articles 1
       through 13, 15 through 35, 37 and 38, all of
       them inclusive, of the regulations for the
       general shareholders' meeting, to delete Article
       39 and to change the name of Title I, all as
       specified in the Directors' report and, accordingly,
       to approve a newly -restated text of such regulations,
       repealing the regulations currently in force,
       which shall read as specified

11.    Without prejudice to the powers delegated in              Mgmt          For                            For
       the preceding resolutions, to authorize the
       Board of Directors to delegate powers to any
       one or more of the Executive Committee, Mr.
       Jose Ignacio Sanchez Galan, Chairman of the
       Board of Directors, Mr. Xabier Viteri Solaun,
       Chief Executive Officer, and Ms. Ana Isabel
       Buitrago Montoro, General Secretary and Secretary
       of the Board of Directors, to the fullest extent
       permitted by Law, to carry out the foregoing
       resolutions, for which purpose they may: a)
       elaborate on, clarify, make more specific,
       interpret, complete and correct the resolutions
       adopted by the shareholders at this general
       shareholders’ meeting or those set forth
       in the notarial instruments or documents that
       may be executed to carry out such resolutions
       and, in particular, all omissions, defects
       or errors, whether substantive or otherwise,
       that might prevent the access of these resolutions
       and the consequences thereof to the Commercial
       Registry, the Land Registry [Registro de la
       Propiedad], the Industrial Property Registry
       [Registro de la Propiedad Industrial], the
       National Associations Registry [Registro Nacional
       de Asociaciones], the Registry of Government-Managed
       Foundations [Registro de Fundaciones de Competencia
       Estatal] or, if appropriate, the territorial
       Registries of associations and foundations
       of the corresponding autonomous communities
       or any other registries, b) carry out such
       acts or legal transactions as may be necessary
       or appropriate for the implementation of the
       resolutions adopted by the shareholders at
       this general shareholders' meeting, executing
       such public or private documents as may be
       deemed necessary or appropriate for the full
       effectiveness of these resolutions, including,
       if applicable, application for partial registration
       pursuant to Section 63 of the regulations of
       the Commercial Registry, the delegated powers
       include the authority to make the mandatory
       deposit of the annual financial statements
       and other documentation with the Commercial
       Registry, c) delegate to one or more of its
       Members all or part of the powers of the Board
       of Directors it deems appropriate, as well
       as the powers expressly granted by the shareholders
       at this general shareholders' meeting, jointly
       or severally, d) finally, determine all other
       circumstances that may be required, adopt and
       implement the necessary resolutions, publish
       the notices and provide the guarantees that
       may be required for the purposes established
       in the Law, formalize the required documents,
       and carry out all necessary proceedings and
       comply with all requirements under the Law
       for the full effectiveness of the resolutions
       adopted by the shareholders at the general
       shareholders' meeting




--------------------------------------------------------------------------------------------------------------------------
 IBERIA LINEAS AEREAS DE ESPANA SA                                                           Agenda Number:  701928422
--------------------------------------------------------------------------------------------------------------------------
        Security:  E6167M102
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  ES0147200036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       03 JUN 2009). CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual account and the Management             Mgmt          For                            For
       report of the Company and consolidated Group
       of the exercise 2008

2.     Approve the application of the result 2008                Mgmt          For                            For

3.     Approve the Management of the Board of Directors          Mgmt          For                            For

4.     Re-elect the Auditors                                     Mgmt          Against                        Against

5.     Approve the retribution of the Board of Directors         Mgmt          For                            For

6.     Authorize the Board of Directors for the acquisition      Mgmt          For                            For
       of own shares in the next 18 months after the
       adoption of this agreement, leaving without
       effect the previous agreement

7.     Adopt the delegation of the faculties for the             Mgmt          For                            For
       formalization, correction, inscription, development
       and execution of the agreements adopted




--------------------------------------------------------------------------------------------------------------------------
 IBIDEN CO.,LTD.                                                                             Agenda Number:  701990740
--------------------------------------------------------------------------------------------------------------------------
        Security:  J23059116
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3148800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 IBJ LEASING COMPANY,LIMITED                                                                 Agenda Number:  701997213
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2308V106
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3286500008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Amend the Compensation to be received by Directors        Mgmt          For                            For
       and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 ICAP PLC                                                                                    Agenda Number:  701645042
--------------------------------------------------------------------------------------------------------------------------
        Security:  G46981117
    Meeting Type:  AGM
    Meeting Date:  16-Jul-2008
          Ticker:
            ISIN:  GB0033872168
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       31 MAR 2008, together with the reports of the
       Directors and the Auditors thereon

2.     Declare a final dividend of 11.95 pence per               Mgmt          For                            For
       ordinary share for the YE 31 MAR 2008, payable
       to the shareholders on the register at 25 JUL
       2008

3.     Re-elect Mr. Charles Gregson as a Director of             Mgmt          For                            For
       the Company

4.     Re-elect Mr. William Nabarro as a Director of             Mgmt          For                            For
       the Company

5.     Re-appoint Mr. John Nixon as a Director of the            Mgmt          For                            For
       Company

6.     Re-appoint Mr. David Puth as a Director of the            Mgmt          Against                        Against
       Company

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

8.     Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditors of the Company

9.     Approve the remuneration report                           Mgmt          Against                        Against

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       and shall replace any existing authority pursuant
       to the said Section 80 for the purposes of
       Section 80 of the Companies Act 1985 and in
       accordance with Article 9.2 of the Company's
       Articles of Association, to exercise all powers
       of the Company to allot relevant securities
       [Section 80(2) of the said Act] up to an aggregate
       nominal amount of GBP 21,611,663 [being 33%
       of the issued share capital [excluding Treasury
       Shares] of the Company as at 13 MAY 2008, the
       latest practicable date before publication
       of this notice; [Authority expires at the conclusion
       of the AGM for 2009]; and the Directors may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry, to
       the extent not utilized at the date this resolution
       is passed

S.11   Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 9.3 of the Company's Articles of Association
       and pursuant to Section 95(1) of the Companies
       Act 1985, subject to the passing of Resolution
       10, to allot equity securities [Section 94(2)
       of the said Act] for cash pursuant to the authority
       conferred by Resolution 10, as if [Section
       89(1)] of the Act] disapplying to any such
       allotment to sell relevant shares [Section
       94(5) of the said Act] in the Company if, immediately
       before the sale, such shares are held by the
       Company as treasury shares [Section 162A(3)
       of the said Act] [Treasury Shares] for cash
       [Section 162D(2) of the said Act], as if [Section
       89(1)] disapplying to any such sale provided
       that this power is limited to the allotment
       of equity securities and the sale of Treasury
       Shares in connection with a rights issue or
       any other pre-emptive offer in favor of ordinary
       shareholders and otherwise than pursuant up
       to an aggregate nominal amount of GBP 3,241,749;
       [Authority expires at the conclusion of the
       AGM of the Company for 2009]; and the Directors
       may allot equity securities or sell Treasury
       shares in pursuance of such an offer or agreement
       made prior to such expiry

S.12   Authorize the Company, pursuant to and in accordance      Mgmt          For                            For
       with Section 166 of the Companies Act 1985,
       to make market purchases [Section 163(3) of
       such act] of up to 64,834,991 ordinary shares
       in the capital of the Company, at a minimum
       price, exclusive of expenses, which may be
       paid for any amount equal to the nominal value
       of each share and up to 105% of the average
       of the middle market quotations for such shares
       in the Company derived from the London Stock
       Exchange Daily Official List, for the 5 business
       days preceding the date of purchase; [Authority
       expires at the conclusion of the next AGM for
       2009]; and the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.13   Adopt the Articles of Association of the Company          Mgmt          Against                        Against
       as specified, in substitution for, and to the
       exclusion of the current Articles of Association

S.14   Amend, with effect from 00.01 AM on 01 OCT 2008,          Mgmt          For                            For
       the New Articles of Association adopted pursuant
       to Resolution 13, by the insertion of New Article
       109.8, as specified

15.    Approve the ICAP Plc 2008 Sharesave Scheme [              Mgmt          For                            For
       the Scheme] as summarized in the appendix to
       the notice of AGM of the Company dated 20 MAY
       2008, as specified and authorize the Directors
       of the Company to do all acts and things which
       they may consider necessary or desirable to
       bring the scheme into effect and to adopt the
       Scheme with such modifications as they may
       be consider necessary or desirable to bring
       into effect, to obtain the approval of the
       Scheme by HM Revenue and Customs and/or to
       take account of the requirements of the Financial
       Services Authority and best practice

16.    Approve the ICAP Plc 2008 Senior Executive Equity         Mgmt          For                            For
       Participation Plan [the Plan], as specified
       and authorize the Directors of the Company
       to do all acts and things which they may consider
       necessary or desirable to bring the Plan into
       effect and to adopt the Plan with such modifications
       as they may be consider necessary or desirable
       to bring into effect and/or to take account
       of the requirements of the UK Listing Authority
       and best practice

17.    Authorize the Company and those Companies which           Mgmt          For                            For
       are subsidiaries of the Company at any time
       during the period for which this resolution
       has effect for the purposes of Part 14 of the
       Companies Act 2006, to make political donations
       to political parties or independent election
       candidates not exceeding GBP 100,000 in total;
       to make political donations to political organizations
       other than political parties not exceeding
       GBP 100,000 in total; incur political expenditure
       not exceeding GBP 100,000 in total; and provided
       that the aggregate amount of any such donations
       and expenditure shall not exceed GBP 100,000
       during the period beginning with the date of
       passing of this resolution [Authority expires
       at the conclusion of the next AGM of the Company
       to be held in 2009]; for the purposes of this
       resolution, the term political donations, Independent
       Election Candidate, Political organizations
       and political expenditure have the meanings
       specified in Part 14 of the Companies Act 2006




--------------------------------------------------------------------------------------------------------------------------
 IDB HOLDING CORP LTD                                                                        Agenda Number:  701959718
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5338Y111
    Meeting Type:  SGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  IL0007365799
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the payment by the fully owned subsidiary,        Mgmt          Abstain                        Against
       IDB Development Co. Ltd., to Mr. Lior Hannes,
       who is a Director of IDB Holdings and senior
       deputy Chief Executive Officer of IDB Development,
       of an annual bonus of NIS 750,000 in respect
       of 2008 and an additional special bonus of
       NIS 1,200,000 in respect of his special efforts
       and contribution relating to the realization
       of the investment of Koor Industries Ltd.,
       controlled by IDB Holdings, in Credit Suisse




--------------------------------------------------------------------------------------------------------------------------
 IDEMITSU KOSAN CO.,LTD.                                                                     Agenda Number:  701987856
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2388K103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3142500002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 IFIL INVESTMENTS SPA, TORINO                                                                Agenda Number:  701772166
--------------------------------------------------------------------------------------------------------------------------
        Security:  T44352291
    Meeting Type:  EGM
    Meeting Date:  01-Dec-2008
          Ticker:
            ISIN:  IT0001353173
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       02 DEC 2008 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the Plan of Merger by Incorporation               Mgmt          No Action
       of IFIL SpA in IFI SpA




--------------------------------------------------------------------------------------------------------------------------
 IGM FINL INC                                                                                Agenda Number:  701852700
--------------------------------------------------------------------------------------------------------------------------
        Security:  449586106
    Meeting Type:  OGM
    Meeting Date:  01-May-2009
          Ticker:
            ISIN:  CA4495861060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''FOR" OR "WITHHOLD" FOR ALL THE RESOLUTIONS.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU                Non-Voting    No vote

       To receive the report of the Directors for the            Non-Voting    No vote
       YE 31 DEC 2008, and the consolidated financial
       statements for such period and the Auditors'
       report thereon

1.1    Elect Mr. Marc A. Bibeau as a Director                    Mgmt          For                            For

1.2    Elect Mr. Andre Desmarais as a Director                   Mgmt          Against                        Against

1.3    Elect Mr. Paul Desmarais, Jr. as a Director               Mgmt          Against                        Against

1.4    Elect Mr. V. Peter Harder as a Director                   Mgmt          For                            For

1.5    Elect Mr. Daniel Johnson as a Director                    Mgmt          For                            For

1.6    Elect Rt. Hon. Donald F. Mazankowski as a Director        Mgmt          For                            For

1.7    Elect Mr. John McCallum as a Director                     Mgmt          For                            For

1.8    Elect Mr. Raymond L. McFeetors as a Director              Mgmt          Against                        Against

1.9    Elect Mr. R. Jeffrey Orr as a Director                    Mgmt          Against                        Against

1.10   Elect Mr. Roy W. Piper as a Director                      Mgmt          For                            For

1.11   Elect Mr. Michel Plessis-Belair as a Director             Mgmt          Against                        Against

1.12   Elect Mr. Henri-Paul Rousseau as a Director               Mgmt          Against                        Against

1.13   Elect Mr. Philip K. Ryan as a Director                    Mgmt          Against                        Against

1.14   Elect Ms. Susan Sherk as a Director                       Mgmt          For                            For

1.15   Elect Mr. Charles R. Sims as a Director                   Mgmt          Against                        Against

1.16   Elect Mr. Murray J. Taylor as a Director                  Mgmt          Against                        Against

1.17   Elect Mr. Gerard Veilleux as a Director                   Mgmt          Against                        Against

2.     Appoint Deloitte and Touche LLP as the Auditors           Mgmt          For                            For

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 IHI CORPORATION                                                                             Agenda Number:  701987995
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2398N105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3134800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Change Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 IKB DEUTSCHE INDUSTRIEBANK AG, DUESSELDORF                                                  Agenda Number:  701671059
--------------------------------------------------------------------------------------------------------------------------
        Security:  D3479P106
    Meeting Type:  AGM
    Meeting Date:  28-Aug-2008
          Ticker:
            ISIN:  DE0008063306
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 07 AUG 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007/2008 FY with the
       report of the Supervisory Board, the Group
       financial statements and Group annual report,
       and the report of the Board of Managing Directors
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.a    Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors the Acts of Dr. Guenther Braeunig
       shall be ratified

2.B    Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors the Acts of Mr. Frank Braunsfeld
       shall not be ratified

2.C    Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors the Acts of Dr. Volker Doberanzke
       shall not be ratified

2.D    Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors the Acts of Dr. Dieter Glueder shall
       be ratified

2.E    Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors the Acts of Dr. Reinhard Grzesik
       shall be ratified

2.F    Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors the Acts of Dr. Markus Guthoff shall
       not be ratified

2.G    Ratification of the Acts of the Board of Managing         Mgmt          Against                        Against
       Directors the ratification of the Acts of Mr.
       Claus Momburg shall be postponed

2.H    Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors the Acts of Mr. Stefan Ortseifen
       shall not be ratified

3.A    Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board of Mr. Dieter Ammer shall be postponed

3.B    Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board of Mr. Joerg Asmus-sen shall be postponed

3.C    Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board of Dr. Jens Baganz shall be postponed

3.D    Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board of Dr. Juergen Behrend shall be postponed

3.E    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Mr. Wolfgang Bouche shall be postponed

3.F    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Mr. Hermann Franzen shall be postponed

3.G    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Mr. Ulrich Grillo

3.H    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Dr. H.C. Ulrich Hartmann shall be postponed

3.I    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Dr. Mathias Kammueller shall be postponed

3.J    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Mr. Detelef Leinberger shall be postponed

3.K    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Mr. Juergen Metzger shall be postponed

3.L    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Mr. Werner Oerter

3.M    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Mr. Roland Oet-ker shall be postponed

3.N    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Mr. Dieter Pfundt

3.O    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Dr. Eberhard Reuther shall be postponed

3.P    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Mr. Randolf Ro-Denstock shall be postponed

3.Q    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Mr. Rita Roebel shall be postponed

3.R    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Dr. Michael Rogowski shall be postponed

3.S    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Mr. Jochen Schametat shall be postponed

3.T    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Dr. Carola Steingraeber shall be postponed

3.U    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Dr. Alfred Tacke

3.V    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Dr. Alexander V. Tippelskirch shall be postponed

3.W    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Dr. Martin Viessmann shall be postponed

3.X    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Mr. Ulrich Wer-Necke shall be postponed

3.Y    Ratification of the Acts of the Supervisor Board          Mgmt          For                            For
       of Mr. Andreas Wittmann shall be postponed

4.     Appointment of the Auditors for the 2008/2009             Mgmt          For                            For
       FY: PricewaterhouseCoopers Ag, Duesseldorf
       for the interim financial statements of the
       2008/2009 FY: PricewaterhouseCoopers Ag, Duesseldorf

5.     Amendments to the Article of Association as               Mgmt          For                            For
       follows: Section 8(1), regarding the size of
       the Supervisory Board being reduced to 15 Members,
       1 Member being proposed by the Federal Government
       the Board of Managing Directors shall only
       enter the amendment into the Companys Commercial
       Register if 6 Members of the Supervisor Board
       resign from their office

6.     Elections to the Supervisor board : Messrs.               Mgmt          Against                        Against
       Dr. Jens Baganz, Detlef Leinberger, Roland
       Oetker, Dr. Martin Viessmann, TBA, Dr. Christopher
       Pleister

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares for trading purposes the Company shall
       be authorized to acquire own shares, at a price
       not deviating more than 20% from the market
       price of the shares, on or before 27 FEB 2010
       the trading portfolio of shares acquired for
       such purpose shall not exceed 5% of the share
       capital at the end of any given day

8.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       27 FEB 2010 the Board of Managing Directors
       shall be authorized to sell the shares on the
       Stock exchange or to offer them to all shareholders,
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions or as employee shares, to use
       the shares for satisfying existing con version
       or option rights, and to retire the shares

9.     Authorization to use derivatives for the acquisition      Mgmt          For                            For
       of own shares the Company shall also be authorized
       to use put and call options for the acquisition
       of own shares of up to 5% of the Companys share
       capital, at a prices not deviating more than
       10% from the market price of the shares, on
       or before 27 FEB 2010

10.    Resolution on the revocation of the existing              Mgmt          For                            For
       authorization to issue bonds and to create
       contingent capital, the authorization to issue
       convertible and/or warrant bonds, the creation
       of contingent capital, and the corresponding
       amendment to the Articles of Association the
       existing authorization of 09 SEP 2004 to issue
       bonds and the corresponding contingent capital
       shall be revoked in respect of the unused portion
       the Board of Managing Directors shall be authorized,
       with the consent of the Supervisor Board, to
       issue bearer bonds of up to EUR 900,000,000,
       having a term of up to 20 years and conferring
       convertible and/or option rights for new shares
       of the Company, on or before 27 AUG 2013 shareholders
       shall be granted subscription rights except
       for the issue of bonds conferring convertible
       and/or option rights for shares of the Company
       of up to 10% of its share capital if such bonds
       are issued at a price not materially below
       their theoretical market value, for residual
       amounts, and for the granting of such rights
       to other bondholders the Companys share capital
       shall be increased accordingly by up to EUR
       123,749,998.08 through the issue of up to 48,339,843
       new bearer no par shares, insofar as convertible
       and/or option rights are exercised the Articles
       of Association shall be amended accordingly

11.    Resolution on the creation of new authorized              Mgmt          For                            For
       capital, and the corresponding amendment to
       the Articles of Association the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisor Board, to increase the Companys
       share capital by up to EUR 500,000,000 through
       the issue of up to 195,312,500 new bearer no
       par shares against payment in cash and/or kind,
       on or before 27 AUG 2013 shareholders shall
       be granted subscription rights except for capital
       increase of up to 10% of the Company's share
       capital against payment in cash if the new
       shares are issued at a price not materially
       below their market price, of a capital increase
       of up to 20% of the Company's share capital
       against payment in king, for the granting of
       such rights to bondholders or holders of profit
       sharing rights, and for residual amounts

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 IKB DEUTSCHE INDUSTRIEBANK AG, DUESSELDORF                                                  Agenda Number:  701816627
--------------------------------------------------------------------------------------------------------------------------
        Security:  D3479P106
    Meeting Type:  EGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  DE0008063306
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 04 MAR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Authorized capital with an authorization to               Mgmt          Against                        Against
       exclude subscription rights

2.     Authorization to issue convertible profit share           Mgmt          Against                        Against
       certificates [Genussscheine] or profit share
       certificates with warrants convertible bonds
       and/or bonds with warrants and conditional
       capital increase excluding the subscription
       right and cancellation of the currently existing
       remaining authorization for the issuance of
       convertible bonds and/or bonds with warrants
       with a corresponding amendment to the Articles
       of Association

3.     Resolution on [a] cancellation of the resolution          Mgmt          Against                        Against
       adopted by the general shareholders meeting
       on 27 MAR 2008 relating to agenda point 2 on
       the conduct of a special audit to examine potential
       violations of duties by Members of the Executive
       Board and [b] the revocation of the appointment
       of the Special Auditor appointed for this purpose
       by the general shareholders meeting

4.     Resolution on [a] cancellation of the resolution          Mgmt          Against                        Against
       adopted by the general shareholders meeting
       on 27 MAR 2008 relating to agenda point 3 on
       the conduct of a special audit to examine potential
       violations of duties by Members of the Supervisory
       Board and [b] the revocation of the appointment
       of the special Auditor appointed for this purpose
       by the general shareholders meeting

5.     Election to the Supervisory Board: Mr. Olivier            Mgmt          For                            For
       Brahin, Dr. Lutz-Christian Funke, Dr. Karsten
       von Koeller, Dr. Claus Nolting, Mr. Bruno Scherrer,
       Dr. Andreas Tuczka, Dr. Karl-Gerhard Eick,
       Mr. Arndt G. Kirchhoff; Mr. Bruno Scherrer
       is proposed as a candidate for the Chairman
       of the Supervisory Board

6.     Resolution on amending Section 8 Paragraph 1              Mgmt          For                            For
       of the Articles of Association

7.     Resolution on amending Section 13 Paragraph               Mgmt          For                            For
       1 of the Articles of Association

8.     Resolution on amending Section 15 Paragraph               Mgmt          For                            For
       1 of the Articles of Association

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 IMERYS, PARIS                                                                               Agenda Number:  701861090
--------------------------------------------------------------------------------------------------------------------------
        Security:  F49644101
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  FR0000120859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the Company's financial statements for            Mgmt          For                            For
       the YE 31 DEC 2008, as presented

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       for the said FY, in the form presented to the
       meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as: income for the FY:
       EUR 87,063,223.02 prior retained earnings:
       EUR 350,763,429.98 distributable income: EUR
       437,826,653.00 Global Dividend: EUR 62 ,786,590.00,
       balance to the retained earnings after allocation
       : EUR 375,040,063.00 the shareholders will
       receive a net Dividend of EUR 1.00 per share,
       and will entitle to the 40% deduction provided
       by the French Tax Code; this Dividend will
       be paid on 07 JUL 2009; as required by law,
       it is reminded that, for the last 3 FY, the
       Dividends paid, were as: EUR 1.65 for FY 2005
       EUR 1.80 for FY 2006 EUR 1.90 for FY 2007

O.4    Approve, after hearing the special report of              Mgmt          For                            For
       the Auditors on agreements and commitments
       governed by Article L.225-40 of the French
       Commercial Code, notices that there was no
       new agreement or commitment granted by the
       Board of Directors for FY 2008 other than those
       approved by the combined general meeting of
       30 APR 2008, in accordance with Articles L.22
       5.38 and L.225-42-1 of the French Commercial
       Code

O.5    Approve to renew the appointment of Mr. Jacques           Mgmt          For                            For
       Drijard as a Director, until the shareholders'
       meeting called to approve the financial statements
       in 2012 for the FY 2011

O.6    Approve to renew the appointment of Mr. Jocelyn           Mgmt          For                            For
       Lefebvre as a Director, until the shareholders'
       meeting called to approve the financial statements
       in 2012 for the FY 2011

O.7    Approve to renew the appointment of Mr. Eric              Mgmt          For                            For
       Le Moyne De Serigny as Director, until the
       shareholders' meeting called to approve the
       financial statements in 2012 for the FY 2011

O.8    Approve to renew the appointment of Mr. Gilbert           Mgmt          For                            For
       Milan as a Director, until the shareholders
       meeting called to approve the financial statements
       in 2012 for the FY 2011

O.9    Ratify the appointment of Mr. Amaury De Seze              Mgmt          Against                        Against
       as Director, to replace Mr. Paul Desmarais,
       Jr., for the remainder of Mr. Paul Desmarais,
       Jr.'s term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FY 2009

O.10   Authorize the Board of Directors to trade, by             Mgmt          For                            For
       all means, in the Company's shares on the stock
       market, subject to the conditions described:
       maximum purchase price : EUR 80.00, maximum
       number of shares to be acquired: 10% of the
       share capital, i.e. a number of 6,278,659 shares,
       maximum funds invested in the share buybacks:
       EUR 502,000,000.00; [Authority expires after
       18 month period]; this delegation of powers
       supersedes any and all earlier delegations
       to the same effect, and to take all necessary
       measures and accomplish all necessary formalities

E.11   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital on 1 or more occasions, on
       the French and, or the international market,
       and at its sole discretion, by issuance, with
       the shareholders' preferred subscription rights
       maintained, of ordinary shares and, or any
       securities, giving access by all means to ordinary
       shares of the company or its subsidiaries'
       share capital the global nominal amount of
       shares issued under this delegation of authority
       shall not exceed EUR 80,000,000.00; the nominal
       amount of debt securities giving access to
       the share capital or to be issued shall not
       exceed EUR 1,000,000,000.00; and to take all
       necessary measures and accomplish all necessary
       formalities; [Authority expires after 26 month
       period]; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

E.12   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital on 1 or more occasions, on
       the French and, or the international market,
       and at its sole discretion, by issuance, with
       cancellation of the shareholders' preferred
       subscription rights, of ordinary shares and,
       or any securities, giving access by all means
       to ordinary shares of the Company or its subsidiaries'
       share capital. these ordinary shares may be
       issued in consideration for securities tendered
       in a public exchange offer initiated by the
       Company; the global nominal amount of shares
       to be issued under this delegation of authority
       shall not exceed EUR 50 ,000,000.00; the nominal
       amount of debt securities giving access to
       the share capital or to be issued shall not
       exceed EUR 1,000,000,000.00; and to take all
       necessary measures and accomplish all necessary
       formalities; [Authority expires after 26 month
       period]; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

E.13   Approve the shareholders' meeting delegates               Mgmt          For                            For
       to the Board of Directors all powers in order
       to increase the share capital, in one or more
       occasions and at its sole discretion, by way
       of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed by Law and under the by Laws, by
       issuing bonus shares or raising the par value
       of existing shares, or by a combination of
       these methods; the global nominal amount of
       shares to be issued under this delegation of
       authority shall not exceed the amount of the
       reserves, profits and premiums accounts existing
       at the moment of the capital increase; the
       shareholders' meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities;
       this authorization is given for a 26-month
       period; this delegation of powers supersedes
       any and all earlier delegations to the same
       effectAuthorize the Board of Directors all
       powers in order to increase the share capital,
       in 1 or more occasions and at its sole discretion,
       by way of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed by Law and under the by Laws, by
       issuing bonus shares or raising the par value
       of existing shares, or by a combination of
       these methods; the global nominal amount of
       shares to be issued under this delegation of
       authority shall not exceed the amount of the
       reserves, profits and premiums accounts existing
       at the moment of the capital increase; and
       to take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       after 26 month period]; this delegation of
       powers supersedes any and all earlier delegations
       to the same effect

E.14   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital on 1 or more occasions, at
       its sole discretion, in France or abroad, up
       to a maximum nominal amount of EUR 1,000,000,000.00,
       by issuance of any debt hybrid securities;
       the nominal amount of debt securities issued
       by virtue of resolutions 11, 12 and 15 of the
       present meeting shall count against the ceiling
       set for thin this present resolution; and to
       take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       after 26 month period]; this delegation of
       powers supersedes any and all earlier delegations
       to the same effect

E.15   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital, up to 10% of the share capital
       per year, by way of issuing ordinary shares
       or securities giving access to the capital,
       in consideration for the contributions in kind
       granted to the Company and comprised of capital
       securities or securities giving access to share
       capital; the shareholders' meeting decides
       to cancel the shareholders' preferential subscription
       rights; the nominal amount of shares to be
       issued by virtue of this present resolution
       shall count against the maximal nominal amount
       of shares issued set for thin resolution 12;
       and to take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       after 26 month period]; this delegation of
       powers supersedes any and all earlier delegations
       to the same effect

E.16   Authorize the Board of Directors, within the              Mgmt          For                            For
       limit of 10% of the Company's share capital
       per year, to set the issue price of the ordinary
       shares or securities to be issued, in accordance
       with the terms and conditions determined by
       the shareholders' meeting; the nominal amount
       of capital increase carried out by virtue of
       the present resolution shall count against
       the maximum nominal amount; [Authority expires
       after 26 month period]

E.17   Approve to decide that the overall nominal amount         Mgmt          For                            For
       pertaining to: the issues of debt securities
       to be carried out with the use of the delegations
       given by resolutions 11, 12, 14, 15 and 16
       shall not exceed EUR 1,000,000,000.00, the
       capital increases to be carried out with the
       use of the delegations given by resolutions
       11, 12, 13 and 16 shall not exceed EUR 130,00
       0,000.00

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, by issuance of ordinary
       shares and ,or securities giving access by
       all means to the Company's ordinary shares
       in favor of employees and corporate officers
       of the Company and its French or foreign subsidiaries;
       the shareholders' meeting decides to cancel
       the shareholders' preferential subscription
       rights in favor of employees and corporate
       officers of the Company and its French or foreign
       subsidiaries; the maximal nominal amount of
       capital increases to be carried out under this
       delegation of authority shall not exceed EUR
       1,600,000.00; the shareholders' meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities; [Authority expires after 26 month
       period]; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

E.19   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions, by
       canceling all or part of the shares held by
       the Company in connection with a stock repurchase
       plan, up to a maximum of 10% of the share capital
       over a 24-month period; [Authority expires
       after 26 month period]; and to take all necessary
       measures and accomplish all necessary formalities;
       this delegation of powers supersedes any and
       all earlier delegations to the same effect

E.20   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 IMMOEAST AG, WIEN                                                                           Agenda Number:  701654229
--------------------------------------------------------------------------------------------------------------------------
        Security:  A2782P111
    Meeting Type:  EGM
    Meeting Date:  25-Jul-2008
          Ticker:
            ISIN:  AT0000642806
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the purchase of 627.036 shares of the             Mgmt          No Action
       I&I Real Estate Asset Management AG, Wien,
       FN 312193h, that consider 60% of the initial
       capital of the I&I




--------------------------------------------------------------------------------------------------------------------------
 IMMOEAST AG, WIEN                                                                           Agenda Number:  701687379
--------------------------------------------------------------------------------------------------------------------------
        Security:  A2782P111
    Meeting Type:  AGM
    Meeting Date:  11-Sep-2008
          Ticker:
            ISIN:  AT0000642806
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 494079 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the presentation of the annual report             Mgmt          No Action
       as per 30 APR 2008, report of the Board of
       Directors and the Supervisory Board

2.     Approve the allocation of the net income as               Mgmt          No Action
       per 30 APR 2008

3.     Approve the actions of the Board of Directors             Mgmt          No Action
       and the Supervisory Board for 2007/2008 business
       year

4.     Approve the remuneration of the Supervisory               Mgmt          No Action
       Board

5.     Elect the Auditor for the 2008/2009 business              Mgmt          No Action
       year

6.     Authorize the Board of Directors to increase              Mgmt          No Action
       share capital up to 208.456.031,by issuance
       of shares and amendment of the Company charter
       paragraph 7

7.     Authorize the Managing Board to purchase own              Mgmt          No Action
       shares up to 10 % of Stock Capital within the
       next 30 month

8.     Elect the Supervisory Board for 2007/2008                 Mgmt          No Action

9.     Amend the Company charter per 5/1, paragraph              Mgmt          No Action
       9/2, 10/2, 13/3 and paragraph 30




--------------------------------------------------------------------------------------------------------------------------
 IMMOFINANZ AG, WIEN                                                                         Agenda Number:  701654027
--------------------------------------------------------------------------------------------------------------------------
        Security:  A27849149
    Meeting Type:  EGM
    Meeting Date:  23-Jul-2008
          Ticker:
            ISIN:  AT0000809058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.     Approve the acquisition of 418.024 shares of              Mgmt          No Action
       I&I real estate asset management AG, Vienna
       I.E. 40 % of the share capital of I&I from
       Constantia packing B.V. registered in the Dutch
       register of trade and commerce Constantia AG
       registered in the register of the swiss cantonzug
       at a cash consideration of EUR 176.000.000,
       - plus 40 % of the net funds of I & I as per
       30 JUN 2008

B.     Approve to exercise the voting rights of Immofinanz       Mgmt          No Action
       AG in the meeting of Immoeast AG which is announced
       saperately to empower Board of Directors of
       Immoeast AG to close a contract on acquiring
       remaining 60 % of shares of I&I provided this
       contract will be subject to the meeting of
       Immoeast AG




--------------------------------------------------------------------------------------------------------------------------
 IMMOFINANZ AG, WIEN                                                                         Agenda Number:  701696809
--------------------------------------------------------------------------------------------------------------------------
        Security:  A27849149
    Meeting Type:  AGM
    Meeting Date:  23-Sep-2008
          Ticker:
            ISIN:  AT0000809058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of annual financial              Mgmt          No Action
       statements and consolidated financial statements
       as of 30 APR 2008 as well as the Management
       report prepared by the Executive Board and
       the report of the Supervisory Board on the
       business year 2007/2008

2.     Approve the retained earnings as shown in the             Mgmt          No Action
       annual financial statements as of 30 APR 2008

3.     Approve to release the Executive Board and Supervisory    Mgmt          No Action
       Board from liability for the business year
       2007/2008

4.     Approve the remuneration for the members of               Mgmt          No Action
       the Supervisory Board for the business year
       2007/2008

5.     Elect the Auditor for the annual financial statements     Mgmt          No Action
       and consolidated financial statements for the
       business year 2008/2009

6.     The revocation of the authorisation of the Executive      Mgmt          No Action
       Board in accordance with paragraph 169 of the
       Austrian Stock Corporation Act to increase
       the share capital until 18 JAN 2011 by up to
       EUR 174,228,316.25 with or without the exclusion
       of the subscription rights of the shareholders,
       to the extent such authorisation was not utilized;
       and b) the concurrent authorisation of the
       Executive Board to increase the share capital
       for a period of 5 years beginning with the
       registration of the corresponding amendment
       of the Articles of Association in the commercial
       register by up to EUR 119,144,748.72 by issuing
       up to 114,762,724 new bearer shares of common
       stock with or without the exclusion of subscription
       rights of shareholders for cash or contributions
       in kind and to determine the issue price as
       well as the issue conditions in consultation
       with the Supervisory Board and amend the Articles
       of Association resulting from the authorized
       capital; c) the corresponding amendment of
       paragraph 7 paragraph 4 of the Articles of
       Association [share capital and shares]

7.     Authorize the Executive Board, which was passed           Mgmt          No Action
       by the 14th AGM on 27 SEP 2007, to repurchase
       Treasury Shares for a duration of 18 months
       beginning with the date the resolution was
       passed, and concurrent authorisation of the
       Executive Board, in accordance with Section
       65 paragraph 1 numbered 8 of the Austrian Stock
       Corporation Act, to repurchase up to 10 % of
       the share capital of the Company during a period
       of 30 months beginning with the date this resolution
       was passed and with the consent of the Supervisory
       Board, to sell Treasury Shares in a manner
       different than over the Stock Exchange or through
       a public offering, if the sale of these Treasury
       Shares is designed to serve as compensation
       for real estate or real estate holdings transferred
       to the Company or its subsidiaries, or to bearers
       of Convertible Bonds for the purpose of conversion
       and the Executive Board is further authorised
       to redeem Treasury Shares without a further
       resolution by the AGM with the approval of
       the Supervisory Board

8.     Elect the Members of the Supervisory Board                Mgmt          No Action

9.     Amend the Articles of association in a) Section           Mgmt          No Action
       8 paragraph 2 Editorial Amendment regarding
       the representation power of the Executive Board;
       b) Section 9 paragraph 2, specifies if a Member
       of the Executive Board is the appointed Chairman
       of the Executive Board, his or her vote shall
       be decisive in case of a tie; c) Section 29
       deletion of this provision as it became obsolete
       with the amendment of the takeover act




--------------------------------------------------------------------------------------------------------------------------
 IMPERIAL OIL LTD                                                                            Agenda Number:  701847115
--------------------------------------------------------------------------------------------------------------------------
        Security:  453038408
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  CA4530384086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS "1 AND "2.1 to 2.8". THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       To consider the consolidated financial statements         Non-Voting    No vote
       for the YE 31 DEC 2008, and the Auditors' report

1.     Re-appoint the PricewaterhouseCoopers LLP as              Mgmt          For                            For
       the Auditors of the Company for the ensuing
       year

2.1    Elect Mr. Krystyna T. Hoeg as a Director for              Mgmt          For                            For
       the ensuing year

2.2    Elect Mr. Bruce H. March as a Director for the            Mgmt          For                            For
       ensuing year

2.3    Elect Mr. Jack M. Mintz as a Director for the             Mgmt          For                            For
       ensuing year

2.4    Elect Mr. Robert C. Olsen as a Director for               Mgmt          For                            For
       the ensuing year

2.5    Elect Mr. Roger Phillips as a Director for the            Mgmt          For                            For
       ensuing year

2.6    Elect Mr. Paul A. Smith as a Director for the             Mgmt          For                            For
       ensuing year

2.7    Elect Mr. Sheelagh D. Whittaker as a Director             Mgmt          For                            For
       for the ensuing year

2.8    Elect Mr. Victor L. Young as a Director for               Mgmt          For                            For
       the ensuing year

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 IMPERIAL TOBACCO GROUP PLC, BRISTOL                                                         Agenda Number:  701789856
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4721W102
    Meeting Type:  AGM
    Meeting Date:  03-Feb-2009
          Ticker:
            ISIN:  GB0004544929
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report and accounts                           Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final dividend of 42.2 pence per ordinary       Mgmt          For                            For
       share

4.     Re-elect Mr. Graham L. Blashill as a Director             Mgmt          For                            For

5.     Re-elect Dr. Pierre H. Jungels as a Director              Mgmt          For                            For

6.     Elect Mr. Jean-Dominique Comolli as a Director            Mgmt          For                            For

7.     Elect Mr. Bruno F. Bich as a Director                     Mgmt          For                            For

8.     Elect Mr. Berge Setrakian as a Director                   Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

10.    Approve the remuneration of the Auditors                  Mgmt          For                            For

11.    Authorize the Company and its Subsidiaries to             Mgmt          For                            For
       Make EU Political Donations to Political Organizations
       or Independent Election Candidates up to GBP
       100,000 and Incur EU Political Expenditure
       up to GBP 100,000

12.    Grant authority for the issue of equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 35,500,000

S.13   Grant authority, subject to the Passing of Resolution     Mgmt          For                            For
       12, for the issue of equity or equity-linked
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 5,330,000

S.14   Grant authority up to 106,794,000 ordinary shares         Mgmt          For                            For
       for market purchase

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 INBEV SA, BRUXELLES                                                                         Agenda Number:  701705886
--------------------------------------------------------------------------------------------------------------------------
        Security:  B5064A107
    Meeting Type:  EGM
    Meeting Date:  29-Sep-2008
          Ticker:
            ISIN:  BE0003793107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve the acquisition of Anheuser-Busch                 Mgmt          No Action

2.     Amend the Articles regarding change Company's             Mgmt          No Action
       name in Anheuser-Busch Inbev

3.     Approve the issuance of shares with preemptive            Mgmt          No Action
       rights in connection with acquisition up to
       EUR 10 Billion

4.     Approve the terms and conditions of issuance              Mgmt          No Action
       of shares under Item 3

5.     Approve the suspensive conditions for issuance            Mgmt          No Action
       of shares under Item 3

6.     Authorize the Board and the Chief Executive               Mgmt          No Action
       Officer and CFO for the implementation of approved
       resolutions

7.     Elect Mr. August Busch IV as a Director                   Mgmt          No Action

8.     Approve the change of Control Clause of USD               Mgmt          No Action
       45 Billion following the Article 556 of Company
       Law

9.     Approve the change of Control Clause of USD               Mgmt          No Action
       9.8 Billion following the Article 556 of Company
       Law

10.    Authorize Mrs. Sabine Chalmers and Mr. M. Benoit          Mgmt          No Action
       Loore to implement approved resolutions and
       fill required documents/formalities at Trade
       Registry




--------------------------------------------------------------------------------------------------------------------------
 INCHCAPE PLC, LONDON                                                                        Agenda Number:  701859108
--------------------------------------------------------------------------------------------------------------------------
        Security:  G47320174
    Meeting Type:  OGM
    Meeting Date:  06-Apr-2009
          Ticker:
            ISIN:  GB00B10QTX02
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the conditional upon parts (B) and (C)            Mgmt          For                            For
       of this resolution being passed, and the Underwriting
       Agreement [as specified in the prospectus and
       circular of which this notice forms part] not
       having been terminated in accordance with its
       terms, at 7.00 A.M on the first dealing day
       following the date of the general meeting;
       (i) approve each ordinary share of 25 pence
       each in the share capital of the Company then
       in issue or held in treasury shall be subdivided
       and converted into 1 new ordinary share of
       1 pence in the capital of the Company having
       the same rights [save as relates to the money
       paid up thereon] as each ordinary share of
       25 pence each had prior to such subdivision
       and conversion and 1 deferred share of 24 pence
       in the capital of the Company [having the rights
       and restrictions set out below in part (D)
       of this resolution] and (ii) authorize unissued
       ordinary share of 25 pence each in the capital
       of the Company shall be subdivided and converted
       into 25 new ordinary shares of 1 pence each
       in the capital of the Company forming a uniform
       class of shares with the new ordinary shares
       of 1 pence each in the capital of the Company
       created pursuant to sub-paragraph (i) above
       [each 1 pence share a New Ordinary Share];
       (B) approve the conditional upon admission
       to listing by the UK Listing Authority and
       to trading on the London Stock Exchange's market
       for listed securities of the New Ordinary Shares
       of 1 pence each to be issued by the Company
       in connection with the issue by way of rights
       of 4,143,316,500 such new Ordinary Shares at
       a price of 6 pence par New Ordinary Share to
       those holders of ordinary shares in the capital
       of the Company who are on the register of substitution
       of the Company at close of business on 01 APR
       2009 [the Rights Issue], and in substitution
       for the like authority conferred on them at
       the last AGM of the Company, authorize the
       Directors of the Company generally and conditionally
       for the purpose of Section 80 of the Companies
       Act 1985 [ the Act] to exercise all the powers
       of the Company to allot and issue relevant
       securities [within the meaning of that Section]
       to an aggregate nominal amount of GBP 41,433,165.00
       for the purposes of the rights issue; [Authority
       expires the at the conclusion of the next AGM
       of the Company] and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry; (C) approve
       the conditional upon admission to listing by
       the UK Listing Authority and to trading on
       the London Stock Exchange's market for listed
       securities of the New Ordinary Shares to be
       issued by the Company in connection with the
       Rights issue, amend the Articles of Association
       of the Company [the Articles of Association]
       by the inclusion of the following as new sub-Article
       2(B) in the Articles of Association; (i) approve
       the holders of Deferred Shares shall have no
       entitlement as such to any dividend or save
       as provided in Article 2(B)(II) below) any
       other distribution or return of capital and
       shall not entitled to any further or other
       right of participation in the assets of the
       Company; (ii) approve the entitlement of a
       holder of a Deferred Share to participation
       on a return of assets on a winding up of the
       Company shall be limited to the repayment of
       the amount paid up or credited as paid up on
       such share to a maximum of 24 pence per share
       and shall be paid only after the holders of
       any and all Ordinary Shares then in issue shall
       have received payment in respect of such amount
       as is paid up or credited as paid un those
       Ordinary Shares held by them at that time plus
       the payment in cash or specie of GBP 10,000.000
       for every 1p paid or credited as paid up on
       those Ordinary Shares; (iii) approve the holders
       of the Deferred Shares shall have no right
       as such to receive notice of or to attend or
       vote at any general meeting of the Company
       unless a resolution to wind up the Company;
       (iv) approve the Deferred Shares shall not
       be transferable and the Directors will refuse
       to register any purported transfer; (v) approve
       the holders of Deferred Shares shall not be
       entitled to receive any share certificate in
       respect of their holdings; (vi) approve any
       cancellation of the Deferred Shares for no
       consideration by way of reduction of capital
       shall not involve a variation or abrogation
       of the rights attaching thereon; (vii) approve
       the Company shall have the irrevocable authority
       to appoint any person to execute on behalf
       of the holders of the Deferred Shares a transfer
       thereof and/or an agreement to transfer and/or
       to purchase the same and to execute any other
       documents which such person may consider necessary
       or desirable to effect such transfer and/or
       purchase in each case without obtaining the
       sanction of the holder(s) and for an aggregate
       payment of 1 pence in respect of the total
       number of the Deferred Shares being made in
       respect of such acquisition; and (viii) approve
       the rights attached to the Deferred Shares
       shall not be deemed to be varied or abrogated
       by the creation or issue or any new shares
       ranking in priority to or pari passu with or
       subsequent to such shares or by any amendment
       or variation of the rights of any other class
       of shares of the Company




--------------------------------------------------------------------------------------------------------------------------
 INCHCAPE PLC, LONDON                                                                        Agenda Number:  701905955
--------------------------------------------------------------------------------------------------------------------------
        Security:  G47320174
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  GB00B10QTX02
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements of the Company           Mgmt          For                            For
       for the FYE 31 DEC 2008 and the Directors'
       and Auditors' reports thereon

2.     Receive the Board report on remuneration                  Mgmt          For                            For

3.     Re-elect Mr. Ken Hanna as a Director, who retires         Mgmt          For                            For
       by rotation

4.     Re-elect Mr. Michael Wemms as a Director, who             Mgmt          For                            For
       retires by rotation

5.     Re-elect Mr. David Scotland as a Director, who            Mgmt          For                            For
       retires by rotation

6.     Re-appoint PricewaterhouseCoopers LLP as Auditors         Mgmt          For                            For
       of the Company

7.     Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

8.     Amend the Rules of the Inchcape 1999 Share Option         Mgmt          For                            For
       Plan, and to authorize the Directors of the
       Company to do all such Acts and things as may
       be necessary to carry the same into effect

9.     Authorize the Directors of the Company to allot           Mgmt          For                            For
       relevant securities [within the meaning of
       Section 80 of the Companies Act 1985] up to
       an aggregate nominal value of GBP15,345,550;
       [Authority expires at the conclusion of the
       AGM of the Company next year]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.10   Authorize the Directors to allot equity securities        Mgmt          For                            For
       for cash pursuant to the authority conferred
       by Resolution 9

S.11   Authorize the Company to make market purchases            Mgmt          For                            For

S.12   Approve that a general meeting other than an              Mgmt          Against                        Against
       AGM may be called on not less than 14 clear
       days notice




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIA DE DISENO TEXTIL INDITEX SA                                                       Agenda Number:  701640686
--------------------------------------------------------------------------------------------------------------------------
        Security:  E6282J109
    Meeting Type:  AGM
    Meeting Date:  15-Jul-2008
          Ticker:
            ISIN:  ES0148396015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       16 JUL 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and the management            Mgmt          For                            For
       report of Industria de Diseno Textile, S.A.
       for FY 2007.

2.     Approve the annual accounts, balance sheet,               Mgmt          For                            For
       profit and loss account, statement of changes
       in net worth, cash flow statement and notes
       to the accounts, as well as the Management
       report of the consolidated Group,  Grupo Inditex,
       for the FYE 31 JAN 2008, and the Company Management
       for the same period.

3.     Approve the application of profits and dividend           Mgmt          For                            For
       distribution.

4.     Re-appoint Mr. D. Antonio Abril Abadin as a               Mgmt          Against                        Against
       Director

5.     Re-appoint KPMG Auditores, S.L. as Auditors               Mgmt          For                            For
       of the company.

6.     Authorize the Board of Directors to proceed               Mgmt          For                            For
       to the derivative acquisition of own shares.

7.     Approve the remuneration of Members of the Supervision    Mgmt          For                            For
       and control committees.

8.     Approve to delegate the powers to execute the             Mgmt          For                            For
       agreements.

9.     Approve the information to the general meeting            Mgmt          Abstain                        Against
       about the Board of Directors regulations.




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIVAERDEN AB                                                                          Agenda Number:  701882119
--------------------------------------------------------------------------------------------------------------------------
        Security:  W45430126
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  SE0000107203
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Election of Mr. Sven Unger, Attorney, as the              Non-Voting    No vote
       Chairman to preside over the AGM

3.     Approval of the register of voters                        Non-Voting    No vote

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election of the persons to check the minutes              Non-Voting    No vote

6.     Decision as to whether the AGM has been duly              Non-Voting    No vote
       convened

7.a    Receive the annual report and audit report,               Non-Voting    No vote
       and of the consolidated accounts and audit
       report for the Group

7.b    The Auditor's statement on whether the guidelines         Non-Voting    No vote
       for compensation of Senior Executives, which
       have applied since the previous AGM, have been
       followed

7.c    The Board's proposed distribution of earnings             Non-Voting    No vote
       and statement in support of such

8.     Addresses by the Chairman of the Board and the            Non-Voting    No vote
       CEO

9.a    Adopt the income statement and balance sheet,             Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet

9.b    Approve a dividend of SEK 4.50 per share                  Mgmt          For                            For

9.c    Approve 13 MAY 2009 as the record date for payment        Mgmt          For                            For
       of the dividend; provided that the AGM votes
       in favor of this proposal, dividends are expected
       to be sent via Euroclear Sweden AB on 18 MAY
       2009

9.d    Grant discharge, from liability, to the Members           Mgmt          For                            For
       of the Board of Directors and the President

10.    Approve the number of Directors to be 8 without           Mgmt          For                            For
       Deputies

11.    Approve an unchanged fee per Director, entailing          Mgmt          For                            For
       SEK 1,200,000 for the Chairman of the Board,
       SEK 800,000 for the Vice Chairman of the Board,
       and SEK 400,000 for each of the other Non-Executive
       Directors; and that no separate fee is paid
       for committee work

12.    Re-elect Messrs. Boel Flodgren, Tom Hedelius,             Mgmt          For                            For
       Finn Johnsson, Fredrik Lundberg, Sverker Martin-Lof,
       Lennart Nilsson and Anders Nyr n and Mr. Tom
       Hedelius as a Chairman of the Board; and elect
       Mr. Olof Faxander as a new Member of the Board

13.    Approve the Auditors fees on account (unchanged)          Mgmt          For                            For

14.    Approve the decision on a Nominating Committee            Mgmt          For                            For

15.    Approve the decision on guidelines for executive          Mgmt          For                            For
       compensation

16.    Amend the first paragraph of Section 12 of the            Mgmt          For                            For
       Articles of Association; and approve that the
       AGM's resolution on an amendment to the Articles
       of Association shall be conditional upon enactment
       of a change in the Swedish Companies Act [SFS
       2005:551] concerning the way in which the notices
       of general meetings are made, entailing that
       the proposed wordings of Section 12, first
       paragraph, is compatible with the Swedish Companies
       Act




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIVAERDEN AB                                                                          Agenda Number:  701885064
--------------------------------------------------------------------------------------------------------------------------
        Security:  W45430100
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  SE0000190126
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Elect Mr. Attorney Sven Unger as a Chairman               Non-Voting    No vote
       to preside over the AGM

3.     Approve the drawing-up and approval of the register       Non-Voting    No vote
       of voters

4.     Approve the agenda                                        Non-Voting    No vote

5.     Elect the persons to check the minutes                    Non-Voting    No vote

6.     Approve whether the AGM has been duly convened            Non-Voting    No vote

7.a    Receive the annual report and audit report,               Non-Voting    No vote
       and of the consolidated accounts and audit
       report for the Group

7.b    Approve the Auditor's statement on whether the            Non-Voting    No vote
       guidelines for compensation of Senior Executives,
       which have applied since the previous AGM,
       have been followed

7.c    Approve the Board's proposed distribution of              Non-Voting    No vote
       earnings and statement in support of such

8.     Approve the addresses by the Chairman of the              Non-Voting    No vote
       Board and the Chief Executive Officer

9.a    Adopt the income statement and balance sheet,             Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet

9.b    Approve the distribution of the Company's earnings        Mgmt          For                            For
       as shown in the adopted balance sheet; the
       Board of Directors and President propose a
       dividend of SEK 4.50 per share

9.c    Approve the record date, in the event the AGM             Mgmt          For                            For
       resolves to distribute earnings; 13 MAY 2009,
       has been proposed as the record date for payment
       of the dividend; provided that the AGM votes
       in favor of this proposal, dividends are expected
       to be sent via Euroclear Sweden AB on 18 MAY
       2009

9.d    Grant discharge from liability to the Company             Mgmt          For                            For
       of the Members of the Board of Directors and
       the President

10.    Approve the number of Directors to be 8 and               Mgmt          For                            For
       no deputies

11.    Approve the decision regarding Directors fees             Mgmt          For                            For
       for each of the Company Directors; unchanged
       fee per Director, entailing SEK 1,200,000 for
       the Chairman of the Board, SEK 800,000 for
       the Vice Chairman of the Board, and SEK 400,000
       for each of the other Non-Executive Directors;
       no separate fee is paid for Committee work

12.    Re-elect Messrs. Boel Flodgren, Tom Hedelius,             Mgmt          For                            For
       Finn Johnsson, Fredrik Lundberg, Sverker Martin-Lof,
       Lennart Nilsson and Anders Nyren as the Directors
       and elect Mr. Olof Faxander as a new Director;
       and re-elect Mr. Tom Hedelius as a Chairman
       of the Board

13.    Approve the Auditors fees on account [unchanged]          Mgmt          For                            For

14.    Approve the decision on a Nominating Committee            Mgmt          For                            For
       as specified

15.    Approve the decision on guidelines for Executive          Mgmt          For                            For
       compensation as specified

16.    Amend the First Paragraph of Section 12 of the            Mgmt          For                            For
       Articles of Association as specified




--------------------------------------------------------------------------------------------------------------------------
 INFINEON TECHNOLOGIES AG                                                                    Agenda Number:  701794706
--------------------------------------------------------------------------------------------------------------------------
        Security:  D35415104
    Meeting Type:  AGM
    Meeting Date:  12-Feb-2009
          Ticker:
            ISIN:  DE0006231004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Submission of the approved annual financial               Non-Voting    No vote
       statements of Infineon Technologies AG and
       the approved consolidated financial statements
       as of 30 SEP 2008, of the combined Management
       report for Infineon Technologies AG and the
       Infineon Group, and of the report of the Supervisory
       Board for the fiscal year 2007/2008

2.     Approval of the acts of the members of the Management     Mgmt          For                            For
       Board

3.     Approval of the acts of the members of the Supervisory    Mgmt          For                            For
       Board

4.     Appoint KPMG AG Wirtschaftsprufungsgesellschaft,          Mgmt          For                            For
       Berlin as the Auditor and Group Auditor for
       the fiscal year 2008/2009 and as Auditor for
       the Auditors' review of interim financial reports
       in relation to this period

5.     Authorization to purchase and use own shares              Mgmt          For                            For

6.1.   Reduction and restriction of the Conditional              Mgmt          For                            For
       Capital I and corresponding amendments to the
       Articles of Association

6.2.   Reduction and restriction of the Conditional              Mgmt          For                            For
       Capital 2007 and corresponding amendments to
       the Articles of Association

6.3.   Reduction and restriction of the cancellation             Mgmt          For                            For
       of the Conditional Capital IV/2006 and corresponding
       amendments to the Articles of Association

7.     Creation of a new Authorized Capital 2009/I               Mgmt          For                            For
       to be used to issue shares to employees and
       corresponding amendments to the Articles of
       Association

8.     Creation of a new Authorized Capital 2009/II              Mgmt          Against                        Against
       and corresponding amendments to the Articles
       of Association

9.     Resolution on the launch of the "Infineon Technologies    Mgmt          For                            For
       AG Stock Option Plan 2009" for the issue of
       subscription rights for shares to managers
       and other key employees of Infineon Technologies
       AG and its group Companies, the creation of
       an additional Conditional Capital 2009/I and
       corresponding amendments to the Articles of
       Association

10.    Authorization to issue bonds with warrants and/or         Mgmt          For                            For
       convertible bonds and at the same time creation
       of a Conditional Capital 2009/II and corresponding
       amendments to the Articles of Association

11.1.  Amendments to the Articles of Association: Composition    Mgmt          For                            For
       of the Supervisory Board, Section 6 of the
       Articles of Association

11.2.  Amendments to the Articles of Association: Elections,     Mgmt          For                            For
       Section 17 (2) of the Articles of Association

11.3.  Amendments to the Articles of Association: Notification   Mgmt          For                            For
       of attendance at the Annual General Meeting,
       Section 14 of the Articles of Association

11.4.  Amendments to the Articles of Association: Exercise       Mgmt          For                            For
       of voting rights, Section 16 (2) of the Articles
       of Association

12.    Approval of a domination and profit-and-loss              Mgmt          For                            For
       transfer agreement with Infineon Technologies
       Mantel 19 GmbH

13.    Approval of a domination and profit-and-loss              Mgmt          For                            For
       transfer agreement with Infineon Technologies
       Dresden GmbH

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 ING CDA INC                                                                                 Agenda Number:  701874489
--------------------------------------------------------------------------------------------------------------------------
        Security:  44982K105
    Meeting Type:  MIX
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  CA44982K1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''FOR" OR "WITHHOLD" FOR RESOLUTIONS '1.1'
       TO '1.12' AND '2' AND "FOR" OR "AGAINST" FOR
       RESOLUTIONS '3' AND '4'. THANK YOU.

       Receive the consolidated financial statements             Non-Voting    No vote
       for the YE 31 DEC 2008 and the Auditors' report
       on those statements

1.1    Elect Mr. Charles Brindamour as a Director                Mgmt          For                            For

1.2    Elect Mr. Yves Brouillette as a Director                  Mgmt          For                            For

1.3    Elect Mr. Paul Cantor as a Director                       Mgmt          For                            For

1.4    Elect Mr. Marcel Cote as a Director                       Mgmt          For                            For

1.5    Elect Mr. Robert W. Crispin as a Director                 Mgmt          For                            For

1.6    Elect Mr. Claude Dussault as a Director                   Mgmt          For                            For

1.7    Elect Mr. Ivan E. H. Duvar as a Director                  Mgmt          For                            For

1.8    Elect Mr. Eileen Mercier as a Director                    Mgmt          For                            For

1.9    Elect Mr. Robert Normand as a Director                    Mgmt          For                            For

1.10   Elect Mr. Louise Roy as a Director                        Mgmt          For                            For

1.11   Elect Mr. Stephen G. Snyder as a Director                 Mgmt          For                            For

1.12   Elect Mr. Carol Stephenson as a Director                  Mgmt          For                            For

2.     Appoint the Auditor                                       Mgmt          For                            For

S.3    Authorize the Directors to amend the Articles             Mgmt          For                            For
       of Amalgamation of the Company to change its
       name from "ING Canada Inc" to "Intact Financial
       Corporation/Intact Corporation Financiere"
       as specified

S.4    Authorize the Directors to amend the Articles             Mgmt          For                            For
       of Amalgamation of the Company to delete from
       its authorized capital the one share designated
       as the "Special share" and delete in their
       entirety all rights, privileges, restrictions
       and conditions attaching to the Special share
       as specified

       Transact such other business [if any]                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ING GROEP N V                                                                               Agenda Number:  701852712
--------------------------------------------------------------------------------------------------------------------------
        Security:  N4578E413
    Meeting Type:  OGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  NL0000303600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 30 MAR 2009. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening remarks and announcements                         Non-Voting    No vote

2.A    Report of the Executive Board for 2008                    Non-Voting    No vote

2.B    Report of the Supervisory Board for 2008                  Non-Voting    No vote

2.C    Approve the annual accounts for 2008                      Mgmt          No Action

3.A    Profit retention and Distribution Policy                  Non-Voting    No vote

3.B    Approve the dividend for 2008, a total dividend           Mgmt          No Action
       of EUR 0.74 per [depositary receipt for an]
       ordinary share will be proposed to the general
       meeting, taking into account the interim dividend
       of EUR 0.74 paid in AUG 2008, as a result hereof
       no final dividend will be paid out for 2008

4.     Remuneration report                                       Non-Voting    No vote

5.     Corporate Governance                                      Non-Voting    No vote

6.     Corporate Responsibility                                  Non-Voting    No vote

7.A    Grant discharge to the Members of the Executive           Mgmt          No Action
       Board in respect of the duties performed during
       the year 2008 FY, as specified in the 2008
       annual accounts, the report of the Executive
       Board, the Corporate Governance Chapter, the
       chapter on Section 404 of the Sarbanes-Oxley
       Act and the statements made in the general
       meeting

7.B    Grant discharge to the Members of the Supervisory         Mgmt          No Action
       Board in respect of the duties performed in
       the 2008 FY, as specified in the 2008 annual
       accounts, the report of the Supervisory Board,
       the Corporate governance chapter, the remuneration
       report and the statements made in the general
       meeting

8.A    Appoint of Jan Hommen as the Members of the               Mgmt          No Action
       Executive Board as of the end of the general
       meeting on 27 April 2009 until the end of the
       AGM in 2013, subject to extension or renewal

8.B    Appoint of Mr. Patrick Flynn as the Members               Mgmt          No Action
       of the Executive Board as of the end of the
       general meeting on 27 April 2009 until the
       end of the AGM in 2013, subject to extension
       or renewal

9.A    Re-appoint Mr.Godfried Van Der Lugt as the Member         Mgmt          No Action
       of the Supervisory Board

9.B    Appoint Mr.Tineke Bahlmann as the Member of               Mgmt          No Action
       the Supervisory Board

9.C    Appoint Mr.Jeroen Van Der Veer as the Member              Mgmt          No Action
       of the Supervisory Board

9.D    Appoint Mr. Lodewijk De Waal as the Member of             Mgmt          No Action
       the Supervisory Board

10.    Authorize to issue ordinary, to grant the right           Mgmt          No Action
       to take up such shares and to restrict or exclude
       preferential rights of shareholders; [Authority
       expires on 27 October 2010 [subject to extension
       by the general meeting]]; for a total of 200,000,000
       ordinary shares, plus for a total of 200,000,000
       ordinary shares, only if these shares are issued
       in connection with the take-over of a business
       or a Company

11.    Authorize the Executive Board to acquire in               Mgmt          No Action
       the name of the Company fully paid-up ordinary
       shares in the share capital of the Company
       or depositary receipts for such shares, this
       authorization is subject to such a maximum
       that the Company shall not hold more than:
       10% of the issued share capital, plus 10% of
       the issued share capital as a result of a major
       capital restructuring, the authorization applies
       for each manner of acquisition of ownership
       for which the law requires an authorization
       like the present one, the purchase price shall
       not be less than 1 eurocent and not higher
       than the highest price at which the depositary
       receipts for the Company's ordinary shares
       are traded on the Euronext Amsterdam by NYSE
       Euronext on the date on which the purchase
       contract is concluded or on the preceding day
       of stock market trading; [Authority expires
       on 27 OCT 2010]

12.    Any other business and conclusion                         Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 INMOBILIARIA COLONIAL, SA, MADRID                                                           Agenda Number:  701979063
--------------------------------------------------------------------------------------------------------------------------
        Security:  E5702H107
    Meeting Type:  OGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  ES0139140018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts of Colonial and               Mgmt          Abstain                        Against
       its consolidated group

2.     Approve the proposal about the application of             Mgmt          For                            For
       the 2008 result

3.     Examination and Approval, if applicable, of               Mgmt          Abstain                        Against
       the social management for the fiscal year ended
       on December 31, 2008.

4.1    Approve to set the number of Board Members                Mgmt          For                            For

4.2    Ratify Mr. Luis Antonio Delso Hears as the External       Mgmt          For                            For
       Board Member

4.3    Appoint Mr. Rafael Del Valle-Iturriaga as the             Mgmt          For                            For
       External Board Member

5.     Authorize the Board for the acquisition of own            Mgmt          For                            For
       shares

6.     Approve the rettribution policy of the Board              Mgmt          Against                        Against

7.     Approve the delegation of powers                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INPEX CORPORATION                                                                           Agenda Number:  702004918
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2467E101
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3294460005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 INSURANCE AUSTRALIA GROUP LTD                                                               Agenda Number:  701724468
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49361100
    Meeting Type:  AGM
    Meeting Date:  11-Nov-2008
          Ticker:
            ISIN:  AU000000IAG3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive and consider the Company's financial           Non-Voting    No vote
       statements and reports for the FYE 30 JUN 2008

       PLEASE NOTE THAT ALTHOUGH THERE ARE 04 CANDIDATES         Non-Voting    No vote
       TO BE ELECTED AS DIRECTORS, THERE ARE ONLY
       03 VACANCIES AVAILABLE TO BE FILLED AT THE
       MEETING. THE STANDING INSTRUCTIONS FOR THIS
       MEETING WILL BE DISABLED AND, IF YOU CHOOSE,
       YOU ARE REQUIRED TO VOTE FOR ONLY 03 OF THE
       04 DIRECTORS. THANK YOU.

1.     Re-elect Mr. Brian Schwartz as a Director, who            Mgmt          No vote
       retires by rotation in accordance with the
       Company's Constitution

2.     Re-elect Mr. James Strong as a Director, who              Mgmt          No vote
       retires by rotation in accordance with the
       Company's Constitution

3.     Elect Mr. Richard Talbot as a Director                    Mgmt          No vote

4.     Elect Mr. Philip Twyman as a Director                     Mgmt          No vote

5.     Adopt the Company's remuneration report for               Mgmt          No vote
       the FYE 30 JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 INTERCONTINENTAL HOTELS GROUP  PLC NEW                                                      Agenda Number:  701855174
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4804L122
    Meeting Type:  AGM
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  GB00B1WQCS47
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the receipt of financial statements               Mgmt          For                            For

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.a    Re-elect Ms. Jennifer Laing as a Director                 Mgmt          For                            For

4.B    Re-elect Mr. Jonathan Linen as a Director                 Mgmt          For                            For

4.C    Re-elect Mr. Richard Solomans as a Director               Mgmt          For                            For

5.     Re-appoint Ernst Young LLP as the Auditors of             Mgmt          Against                        Against
       the Company

6.     Grant authority to set the Auditors remuneration          Mgmt          Against                        Against

7.     Authorize the Company and its subsidiaries to             Mgmt          For                            For
       make EU Political Donations to Political Parties
       and/or Independent Election Candidates, to
       Political Organizations other than Political
       Parties and to incur EU Political expenditure
       up to GBP 100,000

8.     Grant authority to issue equity or equity-linked          Mgmt          For                            For
       securities with pre-emptive rights up to an
       aggregate nominal amount of GBP 12,962,219

S.9    Grant authority to issue equity or equity-linked          Mgmt          For                            For
       securities without pre-emptive rights up to
       an aggregate nominal amount of GBP 1,944,332

S.10   Grant authority to make market purchases of               Mgmt          For                            For
       28,557,390 ordinary shares

S.11   Approve the Articles of Association and the               Mgmt          For                            For
       Companies Act 2006

S.12   Approve the notice of general meetings                    Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITORS NAME IN RESOLUTION 5. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL PWR PLC                                                                       Agenda Number:  701909953
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4890M109
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  GB0006320161
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the FYE 31 DEC 2008,             Mgmt          For                            For
       the Directors' Report, the Directors' remuneration
       report and the report of the Auditors on the
       Accounts and on the auditable part of the Directors'
       remuneration report

2.     Appoint Mr. Ranald Spiers as a Director                   Mgmt          For                            For

3.     Re-appoint Mr. Anthony [Tony] Isaac as a Director         Mgmt          For                            For

4.     Re-appoint Mr. Mark Williamson as a Director              Mgmt          For                            For

5.     Re-appoint Mr. Steve Riley as a Director                  Mgmt          For                            For

6.     Re-appoint Mr. John Roberts as a Director                 Mgmt          For                            For

7.     Declare a final dividend of 8.59p per Ordinary            Mgmt          For                            For
       Share in respect of the FYE

8.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company, to hold office from the conclusion
       of the AGM to the conclusion of the next general
       meeting at which accounts are laid before the
       Company and authorize the Directors to set
       their remuneration

9.     Approve to increase the authorized share Capital          Mgmt          For                            For
       of the Company from GBP 1,133,000,001.21 to
       GBP 1,500,000,001.21 by the creation of 734,000,000
       Ordinary Shares of 50 pence each

10.    Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 31 DEC 2008

11.    Authorize the Directors, pursuant to and in               Mgmt          Against                        Against
       accordance with Section 80 of the Companies
       Act 1985 [the Act], to allot relevant securities
       [as specified in Section 80(2) of the Act]
       up to an aggregate nominal amount of GBP 252,925,273;
       relevant securities comprising equity securities
       [as specified in the Act] up to an aggregate
       nominal amount of GBP 505,850,547 [such amount
       to be reduced by the aggregate nominal amount
       of relevant securities allotted under this
       resolution in connection with an offer by way
       of a rights issue: i) to ordinary shareholders
       in proportion [as nearly as may be practicable]
       to their existing holdings; and ii) to holders
       of other equity securities as required by the
       rights of those securities or, subject t to
       such rights as the Directors otherwise consider
       necessary and so that the directors may impose
       any limits or restrictions and make any arrangements
       which they consider necessary or appropriate
       to deal with treasury shares, fractional entitlements,
       record dates, legal regulatory or practical
       problems in, or under the Laws of, any territory
       or any other matter; [Authority expires the
       earlier of the conclusion of the AGM of the
       Company to be held in 2010 or 30 JUN 2010];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.12   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution Number 11 and pursuant to Section
       95(1) of the Act , to allot equity securities
       [as specified in Section 94(2) of the Act]
       wholly for cash pursuant to the authority conferred
       by Resolution Number 11, disapplying the statutory
       pre-emption rights [Section 89(1) of the Act],
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a rights issue in favor of ordinary shareholders;
       b) up to an aggregate nominal amount of GBP
       37,976,767; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       to be held in 2010 or 30 JUN 2010]; and the
       Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.13   Authorize the Company, to make one or more market         Mgmt          For                            For
       purchases [Section 163(3) of the Act] of up
       to 151,907,071 million ordinary shares of 10%
       of the issued share capital of the Company
       as at 10 MAR 2009, at a minimum price of 50p
       and up to 105% of the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company to be held in 2010
       or 30 JUN 2010]; and the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.14   Approve that a general meetings other than an             Mgmt          Against                        Against
       AGM may be called on not less than 14 days'
       notice




--------------------------------------------------------------------------------------------------------------------------
 INTESA SANPAOLO SPA, TORINO                                                                 Agenda Number:  701874150
--------------------------------------------------------------------------------------------------------------------------
        Security:  T55067101
    Meeting Type:  MIX
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  IT0000072618
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

O.1    Approve the destination of the operating profit           Mgmt          No Action
       relative to the balance sheet as of 31 DEC
       2008 and of distribution of the dividends

O.2    Approve the integration of the Auditing Company           Mgmt          No Action
       Reconta Ernst and Youngs remunerations

E.1    Amend the Articles 7, 13, 14, 15, 17, 18, 20,             Mgmt          No Action
       22, 23, 24, 25, and 37 also in compliance to
       the surveillance dispositions regarding the
       organization and management of the banks, issued
       by Banca D Italia on 04 MAR 2008




--------------------------------------------------------------------------------------------------------------------------
 INVESTEC PLC, LONDON                                                                        Agenda Number:  701654774
--------------------------------------------------------------------------------------------------------------------------
        Security:  G49188116
    Meeting Type:  AGM
    Meeting Date:  07-Aug-2008
          Ticker:
            ISIN:  GB00B17BBQ50
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       INVESTEC PLC AND INVESTEC LIMITED. THANK YOU.

1.     Re-elect Mr. Samuel Ellis Abrahams as a Director          Mgmt          For                            For
       of Investec Plc and Investec Limited in accordance
       with the provisions of the Articles of Association
       of Investec Plc and Investec Limited

2.     Re-elect Mr. Cheryl Ann Carolus as a Director             Mgmt          For                            For
       of Investec Plc and Investec Limited in accordance
       with the provisions of the Articles of Association
       of Investec Plc and Investec Limited

3.     Re-elect Mr. Haruko Fukuda OBE as a Director              Mgmt          For                            For
       of Investec Plc and Investec Limited in accordance
       with the provisions of the Articles of Association
       of Investec Plc and Investec Limited

4.     Re-elect Mr. Hugh Sidney Herman as a Director             Mgmt          For                            For
       of Investec Plc and Investec Limited in accordance
       with the provisions of the Articles of Association
       of Investec Plc and Investec Limited

5.     Re-elect Mr. Geoffrey Machael Thomas Howe as              Mgmt          Against                        Against
       a Director of Investec Plc and Investec Limited
       in accordance with the provisions of the Articles
       of Association of Investec Plc and Investec
       Limited

6.     Re-elect Mr. Bernard Kantor as a Director of              Mgmt          For                            For
       Investec Plc and Investec Limited in accordance
       with the provisions of the Articles of Association
       of Investec Plc and Investec Limited

7.     Re-elect Mr. Ian Robert Kantor as a Director              Mgmt          For                            For
       of Investec Plc and Investec Limited in accordance
       with the provisions of the Articles of Association
       of Investec Plc and Investec Limited

8.     Re-elect Sir Chips Keswick as a Director of               Mgmt          Against                        Against
       Investec Plc and Investec Limited in accordance
       with the provisions of the Articles of Association
       of Investec Plc and Investec Limited

9.     Re-elect Mr. Mangalani Peter Malungani as a               Mgmt          For                            For
       Director of Investec Plc and Investec Limited
       in accordance with the provisions of the Articles
       of Association of Investec Plc and Investec
       Limited

10.    Re-elect Mr. Peter Richard Suter Thomas as a              Mgmt          For                            For
       Director of Investec Plc and Investec Limited
       in accordance with the provisions of the Articles
       of Association of Investec Plc and Investec
       Limited

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       INVESTEC LIMITED. THANK YOU.

11.    Receive and adopt the audited financial statements        Mgmt          For                            For
       of Investec Limited for the YE 31 MAR 2008,
       together with the reports of the Directors
       of Investec Limited and of the Auditors of
       Investec Limited

12.    Ratify and approve the remuneration of the Directors      Mgmt          For                            For
       of Investec Limited for the YE 31 MAR 2008

13.    Approve to sanction the interim dividend paid             Mgmt          For                            For
       by Investec Limited on the ordinary shares
       in Investec Limited for the 6 months period
       ended 30 SEP 2007

14.    Approve to sanction the interim dividend paid             Mgmt          For                            For
       by Investec Limited on the dividend access
       [South African resident] [SA DAS] redeemable
       preference share for the 6 months period ended
       30 SEP 2007

15.    Declare, subject to the passing of Resolution             Mgmt          For                            For
       35, a final dividend on the ordinary shares
       and the dividend access [South African resident]
       [SA DAS] redeemable preference share in Investec
       Limited for the YE 31 MAR 2008 of an amount
       equal to that recommended by the Directors
       of Investec Limited

16.    Re-appoint Ernst & Young Inc. of Ernst & Young            Mgmt          For                            For
       House, Wanderers Office Park. 52 Corlett Drive
       lllove, 2196 [private bag X14 Northlands, 2116]
       as the Auditors of Investec Limited to hold
       office until the conclusion of the AGM of Investec
       Limited to be held in 2009 and authorize the
       director of Investec Limited to fix their remuneration

17.    Re-appoint KPMG Inc. of 85 Empire Road, Parktown,         Mgmt          For                            For
       2193 [Private Bag 9, Parkview, 2122] as the
       Auditors of Investec Limited to hold office
       until the conclusion of the AGM of Investec
       Limited to be held in 2009 and authorize the
       Directors of Investec Limited to fix their
       remuneration

18.    Authorize the Directors, in terms of Article              Mgmt          For                            For
       12 of the Articles of Association of Investec
       Limited, unless and until such date that special
       resolution no 2 becomes effective 4,207,950
       ordinary shares of ZAR 0.0002 each, being 10%
       of the unissued ordinary shares in the authorized
       share capital of Investec Limited; or from
       the date on which special resolution no.2 becomes
       effective, 6,457,950 ordinary shares of ZAR
       0.0002 each being 10% of the unissued ordinary
       shares in the authorized share capital of Investec
       Limited; approve to place under the control
       of the Directors of Investec Limited as a general
       authority in terms of Section 221 of the South
       African Companies Act. No. 61 of 1973, as amended,
       [the SA Act] who are authorized to allot and
       issue the same at their discretion until the
       next AGM of Investec Limited to be held in
       2009, subject to the provisions of the SA Act,
       the South African Banks Act. No. 94 of 1990,
       as amended, and the Listings Requirements of
       the JSE Limited

19.    Authorize the Directors, in terms of Article              Mgmt          For                            For
       12 of the Articles of Association of Investec
       Limited, to place a total of 4,000,000 Class
       "A" variable rate compulsorily convertible
       non-cumulative preference shares [Class A Preference
       Shares] of ZAR 0.0002 each, being 10% of the
       unissued Class A Preference Shares in the authorized
       share capital of Investec Limited under the
       control of the Directors of Investec Limited
       as a general authority in terms of Section
       221 of the South African Companies Act. No.
       61 of 1973, as amended, [the SA Act] who are
       authorized to allot and issue the same at their
       discretion until the next AGM of Investec Limited
       to be held in 2009, subject to the provisions
       of the SA Act, the South African Banks Act.
       No. 94 of 1990, as amended, and the Listings
       Requirements of the JSE Limited

20.    Approve that, with reference to the authority             Mgmt          For                            For
       granted to the Directors in terms of Article
       12 of the Articles of Association of Investec
       limited, all the unissued shares in the authorized
       share capital of Investec Limited, excluding
       the ordinary shares and the class A variable
       rate compulsorily convertible non-cumulative
       preference shares, be and are hereby placed
       under the control of the Directors of Investec
       Limited as a general authority in terms of
       Section 221 of the South African Companies
       Act. No. 61 of 1973, as amended, [the SA Act]
       who are authorized to allot and issue the same
       at their discretion until the next AGM of Investec
       Limited to be held in 2009, subject to the
       provisions of the SA Act, the South African
       Banks Act. No. 94 of 1990, as amended and the
       Listings Requirements of the JSE Limited

21.    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of Resolution No. 18, the Listings
       Requirements of the JSE Limited [JSE Listings
       Requirements], and the South African Banks
       Act. No. 94 of 1990, as amended, and the South
       African Companies Act, No. 61 of 1973, as amended,
       to allot and issue unless and until such date
       that S.2 becomes effective 4,207,950 ordinary
       shares of ZAR 0.0002 each, or from the date
       on which S.2 becomes effective 6,457,950 ordinary
       shares of ZAR 0.0002 each for cash as and when
       suitable situations arise; subject to the following
       specifiec limitations as required by the JSE
       Listings Requirements; [Authority shall not
       extend beyond the later of the date of the
       next AGM of Investec Limited to be held in
       2009 or the date of the expiry of 15 months
       from the date of the AGM of Investec Limited
       convened for 07 AUG 2008]; a paid press announcement
       giving full details including the impact on
       net asset value and earnings per ordinary share,
       will be published at the time of an issue representing,
       on a cumulative basis within 1 financial year,
       5% or more of the number of ordinary shares
       in issue prior to such issue; the issue in
       the aggregate in any 1 FY will not exceed 15%
       of the number of ordinary shares in issue,
       including instruments which are compulsorily
       convertible; in determining the price at which
       an allotment and issue of ordinary shares may
       be made in terms of this authority. the maximum
       discount permitted will be 10% of the weighted
       average traded price of the ordinary shares
       in question as determined over the 30 days
       prior to the date that the price of the issue
       is determined or agreed by the Directors of
       Investec Limited; and the equity securities/shares
       must be issued to public shareholders and not
       to related parties, the Directors are seeking
       an authority to allot up to 10% of the number
       of unissued ordinary shares for cash which
       represents 2.7% of the number of issued ordinary
       shares which is significantly lower than the
       15% permitted in terms of the JSE Listings
       requiremnets; the Resolution 21 and S.9 are
       both passed and subject to the Limits specified
       in those respective resolutions, the Directors
       will have authority to allot up to an agrregate
       of 5% of the total combined issued ordinary
       share capital of investec plc and investec
       Limited for cash other than by way of rights
       issue, this complies with the limits specified
       in the relevant Association of British Insureres
       guidelines and the directors confirm that as
       when they excercise such authorities they intend
       to comply with those guidelines; in terms of
       the JSE Listings Requirements, in order for
       Resolution 21 to be given effect to a75%, as
       specified

22.    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution No. 19, the Listings Requirements
       of the JSE Limited [JSE Listings Requirements],
       the South African Banks Act No. 94 of 1990,
       as amended, and the South African Companies
       Act. No. 61 of 1973, as amended, to allot and
       issue 4,000,000 Class A variable rate compulsorily
       convertible non-cumulative preference shares
       [Class A Preference Shares] of ZAR 0.0002 each
       being 10% of the unissued Class A Preference
       Shares in the authorized share capital of Investec
       Limited for cash as and when suitable situations
       arise; [Authority shall not extend beyond the
       later of the date of the next AGM of Investec
       Limited to be held in 2009 or the date of the
       expiry of 15 months from the date of the AGM
       of Investec Limited convened for 07 AUG 2008];
       a paid press announcement giving full details
       including the impact on net asset value and
       earnings per Class A Preference Share, will
       be published at the time of an issue representing,
       on a cumulative basis within 1 FY, 5% or more
       of the number of Class A Preference Shares
       in issue prior to such issue; the issue in
       the aggregate in any 1 FY will not exceed 15%
       of the number of Class A Preference Shares
       in issue, including instruments which are compulsorily
       convertible: in determining the price at which
       an allotment and issue of Class A Preference
       Shares may be made in terms of this authority,
       the maximum discount permitted will be 10%
       of the weighted average traded price of the
       Class A Preference Shares in question as determined
       over the 30 days prior to the date that the
       price of the issue is determined or agreed
       by the directors of Investec Limited; and the
       equity securities/shares must be issued to
       public shareholders and not to related parties;
       if Resolution 22 is passed the Directors will
       have authority to allot Class A preference
       shares for cash other than by way of rights
       issue in respect of Investec Limited up to
       the Limits specified in Resolution 22 i.e,
       4,000,000 Class A preference shares being equivalent
       to 10% of the unissued Class A preference shares;
       in terms of the JSE Listings Requirements,
       in order for Resolution 22 to be given effect
       to a 75%, as specified

S.23   Approve, in terms of Article 9 of the Articles            Mgmt          For                            For
       of Association of Investec Limited and with
       effect from 07 AUG 2008 as specified, the acquisition
       by Investec Limited or any of its subsidiaries
       from time to time, of the issued ordinary shares
       and non-redeemable, non-cumulative, non-participating
       preference shares [the Perpetual Preference
       Shares] of Investec Limited, upon such terms
       and conditions and in such amounts as the directors
       of Investec Limited or any of its subsidiaries
       may from time to time decide, but subject to
       the provisions of the South African Banks Act,
       No. 94 of 1990, as amended, the SA Act and
       the Listings Requirements of the ]SE Limited
       [the JSE and the JSE Listings Requirements],
       being that i) any such acquisition of ordinary
       shares or Perpetual Preference Shares shall
       be effected through the order book operated
       by the JSE trading system and done without
       any prior understanding or arrangement; ii)
       this general authority shall be valid until
       Investec Limited's next AGM, provided that
       it shall not extend beyond 15 months from the
       date of passing of this S.1: iii) an announcement
       will be published as soon as Investec Limited
       or any of its subsidiaries has acquired ordinary
       shares or Perpetual Preference Shares constituting,
       on a cumulative basis, 3% of the number of
       ordinary shares or Perpetual Preference Shares
       in issue prior to the acquisition pursuant
       to which the aforesaid 3% threshold is reached,
       and for each 3% in aggregate acquired thereafter,
       containing full details of such acquisitions;
       iv) acquisitions of shares in aggregate in
       any 1 FY may not exceed 20% of Investec Limited's
       issued ordinary share capital or Investec Limited's
       issued Perpetual Preference share capital as
       at the date of passing of this S.I: v) in determining
       the price at which ordinary shares or Perpetual
       Preference Shares issued by Investec Limited
       are acquired by it or any of its subsidiaries
       in terms of this general authority, the maximum
       premium at which such ordinary shares or Perpetual
       Preference Shares may be acquired will be 10%
       of the weighted average of the market value
       at which such ordinary shares or Perpetual
       Preference Shares are traded on the JSE as
       determined over the 5 business days immediately
       preceding the date of repurchase of such ordinary
       shares or Perpetual Preference Shares by Investec
       Limited or any of its subsidiaries; vi) Investec
       limited has been given authority by its Articles
       of Association; vii) at any point in time,
       Investec Limited or any of its subsidiaries
       may only appoint 1 agent to effect any repurchase
       on Investec Limited's behalf; viii) Investec
       Limited remaining in compliance with the minimum
       shareholder spread requirements of the JSE
       Listings Requirements: and ix) Investec Limited
       and any of its subsidiaries not repurchasing
       any shares during a prohibited period as defined
       by the JSE Listings Requirements

S.24   Approve, subject to the passing of S.11 as contained      Mgmt          For                            For
       in the Investec plc notice of AGM convened
       for 07 AUG 2008 and such resolution otherwise
       becoming effective, in terms of Section 75(1
       )(e) of the Companies Act, Act No.61 of 1973,
       as amended (the SA Act), Article 7 of the Articles
       of Association of Investec Limited and, with
       effect from 07 AUG 2008, to increase the number
       of ordinary shares in the authorized shares
       in the authorized capital of Investc Limited
       to 300,000,000 by the creation 22,500,000 new
       ordinary shares of ZAR 0.0002 each in the authorized
       share capital of Invested limited

S.25   Amend, subject to the passing and registration            Mgmt          For                            For
       of the S.2 and the passing of S.11 as contained
       in the Investec plc notice of AGM convened
       for 7 AUG 2008, in terms or Section 56(4) of
       the Companies Act, Act No.61 of 1973, as amended,
       (the SA Act), Article 149 of the Articles of
       Association of Investec limited and with effect
       from 07 August 2008, the, Memorandum of Association
       of Investec Limited by the deletion of the
       entire paragraph 8(a), and the substitution
       thereof with the New Paragraph 8(a) Par value:
       the share capital of Investec limited is ZAR
       1,210,002.00 divided into; 300,000,000 ordinary
       shares of ZAR 0.0002 each; 40,000,000 Class
       A - variable rate compulsorily convertible
       non-cumulative preference shares of ZAR 0.0002
       each; 50,000 variable rate cumulative, redeemable
       preference shares of ZAR 0.60 each; 100,000,000
       non-redeemable, non-cumulative, non-participating
       preference shares of ZAR 0.01 each; 1dividend
       access [South African Resident] redeemable
       preference share of ZAR 1.00; 1 dividend access
       [non-South African Resident] redeemable preference
       share of ZAR 1.00; 560,000,000 special convertible
       redeemable preference shares of ZAR 0.0002
       each

S.26   Amend, subject to the passing of S.12 as contained        Mgmt          For                            For
       in the Investec plc notice of AGM convened
       for 07 AUG 2008 and such resolution becoming
       effective and with effect from 07 AUG 2008,
       the Articles of Association of Investec Limited
       by the insertion of the New Article 72A, as
       specified

S.27   Amend, subject to the passing of S.12 as contained        Mgmt          For                            For
       in the Investec plc notice of AGM convened
       for 07 AUG 2008 and such resolution becoming
       effective and with effect from 07 AUG 2008,
       the Articles of Association of Investec Limited
       by the deletion of the current Article 57.2(a)
       and the substitution thereof with the New Article
       57.2(a), as specified

S.28   Amend, subject to the passing of S.12 as contained        Mgmt          For                            For
       in the Investec plc notice of AGM convened
       for 07 AUG 2008 and such Resolution becoming
       effective and with effect from 07 AUG 2008,
       the Articles of Association of Investec Limited
       by the deletion of the current Article 75 and
       the substitution thereof with the New Article
       75, as specified

S.29   Amend, subject to the passing of S.12 as contained        Mgmt          For                            For
       in the Investec plc notice of AGM convened
       for 07 AUG 2008 and such resolution becoming
       effective and with effect from 07 AUG 2008,
       the Articles of Association of Investec Limited
       by the deletion of the current Article 72 and
       the substitution thereof with the New Article
       72, as specified

S.30   Adopt, with effect from 07 AUG 2008, produced             Mgmt          For                            For
       to the meeting, as specified as the new Articles
       of Association of Investec Limited, in substitution
       for and to the exclusion of the existing Articles
       of Association and to the extent that S.4,
       S.5, S.6 and S.7 are passed and registered,
       these amendments will also be included in the
       New Articles of Association, as specified

31.    Authorize any Director or the Company Secretary           Mgmt          For                            For
       of Investec Limited to do all things and sign
       all documents which may be necessary to carry
       into effect the aforesaid resolutions to the
       extent the same have been passed and where
       applicable, registered

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       INVESTEC PLC. THANK YOU.

32.    Receive and adopt the audited financial statements        Mgmt          For                            For
       of Investec Plc for the FY 31 MAR 2008, together
       with the reports of the Directors of Investec
       Plc and the Auditors of Investec plc

33.    Approve the remuneration report of Investec               Mgmt          For                            For
       plc for the YE 31 MAR 2008

34.    Approve to sanction the interim dividend paid             Mgmt          For                            For
       by Investec plc on the ordinary shares in Investec
       plc for the 6 month period ended 30 SEP 2007

35.    Approve, subject to the passing of Resolution             Mgmt          For                            For
       15, to declare a final dividend on the ordinary
       shares in Investec plc for the FY 31 MAR 2008
       of an amount equal to that recommended by the
       Directors of Investec plc

36.    Re-appoint Ernst & Young LLP of I More London             Mgmt          For                            For
       Place, London, SEI 2AF, as the Auditors of
       Investec Plc to hold office until the conclusion
       of the AGM of Investec Plc to be held in 2009
       and authorize the Directors of Investec plc
       to fix their remuneration

37.    Authorize the Directors of Investec Plc by Paragraph      Mgmt          For                            For
       12.2 of Article 12 of Investec plc's Articles
       of Association be renewed for the period ending
       on the date of the AGM of Investec Plc to be
       held in 2009 or, if earlier, 15 months from
       the date on which this Resolution is passed,
       and for such period the Section 80 amount shall
       be unless or until such date S.2 becomes effective
       ZAR 866,660 from the date on which S.2 becomes
       effective ZAR 871,160; the Articles of Association
       of Investec plc permit the Directors of Investec
       plc to allot shares and other securities in
       accordance with Section 80 of the Companies
       Act 1985, up to an amount authorized by the
       shareholders in general meeting, at Investec
       plc's AGM held on 08 AUG 2007 expires on the
       date of the forthcoming AGM of Investec Plc
       convened for 07 AUG 2008 and the Directors
       of Investec plc recommend that this authority
       be renewed, as specified 1/3 of value issued
       in line with atht normally adopted by UK Companies,
       bsed on 100% of the unissued shares, this amount
       is higher than the 1/3 of issued ordinary share
       capital limit normally adopted by UK Companies
       at their AGM to allow the Directors of Investec
       plc to issue special converting shares in Investec
       plc as and when required in accordance with
       the agreements which constitute Investec's
       Dual Listed Company, structure and to issue
       all of the unissued Investec plc perpetual
       preference shares which would not dilute share
       holdings of ordinary shares while the autority
       to allot shares to the value of ZAR 871,160
       is given in respect of all of the relevant
       securities of Investec plc; the Directors of
       Investec plc would ensure that rthe shares
       of each class listed in the table allotted
       by them would not be in excess of the amount
       listed in the column entitled relative part
       of Section 80 amount for each such class of
       shares, as of 17 JUN 2008 Investec plc holds
       3,006,465 treasury shares which represent less
       than 1% of the total ordinary share capiatl
       of Investec plc in issue

S.38   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 37, of Investec plc by Paragraph
       12.4 of Article 12 of Investec Plc's Articles
       of Association be renewed for the period referred
       to in Resolution 37 and for such period the
       Section 89 of the Companies Act,1985 amount
       shall be ZAR 6,596; the Directors also confirm
       that pursuant to the Dual Listed Company structure
       the excrecise of any such authority would be
       subject to the specific limitations as required
       by the Listings Requirements of the JSE Limited
       [JSE Listings Requirements]; [Authority shall
       not extend beyond the later of the date of
       the next AGM of Investec plc or the date of
       the expiry of 15 months from the date of the
       AGM of Investec plc convened for 07 AUG 2008;
       a paid press announcement giving full datails
       including the impact on net asset value and
       earnings per ordinary share will be published
       at the time of an issue representing on a cumulative
       basis within 1 FY 5% or more of the number
       of ordinary shares in issue prior to such issue,
       the issue in the aggregate in any 1 FY will
       not exceed 15% of the number of ordinary shares
       in issue, including instruments which are compulsorily
       convertible; in determining the price at which
       an allotment and issue of ordinary sahres may
       be made in terms of this authority the maximum
       discount permitted will be 10% of the weighted
       average traded price of the ordinary shares
       in question as determined over the 30 days
       prior to the date that the price of the issue
       is determined or agreed by the Directors of
       Investec plc and the equity securities/shares
       must be issued to public shareholders and not
       to related parties; in terms of the JSE Listings
       Requirements in order for S.9 to be given effect
       to a 75%, as specified

S.39   Authorize the Directors Investec Plc, for the             Mgmt          For                            For
       purpose of Section 166 of the UK Companies
       Act 1985 [the UK Act] to make market purchases
       [Section 163 of the UK Act] of ordinary shares
       in the capital of Investec Plc provided that:
       i) up to aggregate number of ordinary shares
       which may be purchased is 42,417,437 ordinary
       shares of ZAR 0.0002 each: ii) the minimum
       price which may be paid for each ordinary share
       is its nominal value of such share at the time
       of purchase; iii) the maximum price which may
       be paid for any ordinary share is an amount
       equal to 105% of the average of the middle
       market quotations of the ordinary shares of
       Investec Plc as derived from the London Stock
       Exchange Daily Official List for the 5 business
       days immediately preceding the day on which
       such share is contracted to be purchased; [Authority
       expires the earlier of the conclusion of the
       AGM of Investec plc to be held in 2009 or 15
       months from the date on which this resolution
       is passed] [except in relation to the purchase
       of ordinary shares the contract for which was
       concluded before the expiry of such authority
       and which might be executed wholly or partly
       after such expiry] and the Directors of Investec
       plc consider it may in ceratin circumstances
       be in the best interests of shareholders generally
       for Investec plc to purchase its owm ordinary
       shares, accordingly the purpose and effect
       of S.10 is to grant a general authority subject
       to the specified limits to investec plc to
       acquire ordinary shares of Investec plc

40.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       366 of the Companies Act, 2006 [the 2006 Act]
       the Company and any Company which, at any time
       during the period for which this resolution
       has effect, is a subsidiary i) make donations
       to political organizations not exceeding ZAR
       25,000 in total and ii) incur political expenditure
       not exceeding ZAR 75,000 in total; in each
       case during the period commencing on the date
       of his resolution and ending on the date of
       the AGM of the Company to be held in 2009,
       provided that the maximum amounts referred
       to in i) and ii) may consist of sums in any
       currency converted into pounds sterling at
       such rate as the Company may in its absolute
       discretion determine, for the purposes of this
       resolution, the terms political donations,
       political organizations and political expenditure
       shall have the meanings given to them in Sections
       363 to 365 of the 2006 Act

S.41   Approve subject to the passing and registration           Mgmt          For                            For
       of S.2 as contained in the Investec Limited
       notice of AGM convened for 07 AUG 2008, the
       number of authorized special converting shares
       of ZAR 0.0002 each to increase the authorized
       share capital of Investec plc to 300,000,000
       by the creation of 22,500,000 new special converting
       shares of ZAR 0.0002 each, as specified

S.42   Adopt, with effect From 07 AUG 2008, the Articles         Mgmt          Against                        Against
       of Association of Investec plc which were produced
       to the meeting, as specified as New Article
       A as the New Articles of Association of Investec
       plc [New Articles with effect from the end
       of this meeting [or if earlier, from 22:00
       [UK time] on the date on which this resolution
       is passed] in substitution for and to the exclusion
       of all existing Articles of Association and,
       to the effect that S.2 and Resolution 41 are
       passed arid registered, if required, these
       amendments will also be included into the New
       Articles, this resolution is to adopt New Articles
       that reflect the provision of the UK Companies
       Act, 2006 [the 2006Act] enacted to the date
       of this notice of AGM or which are expected
       to be enacted by 01 OCT 2008

43.    Authorize any Director or the Company Secretary           Mgmt          For                            For
       of Investec Plc, to do all things and sign
       all documents which may be necessary to carry
       into effect the aforesaid resolutions to the
       extent the same have been passed and where
       applicable registered




--------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS AB KINNEVIK, STOCKHOLM                                                          Agenda Number:  701890736
--------------------------------------------------------------------------------------------------------------------------
        Security:  W4832D110
    Meeting Type:  AGM
    Meeting Date:  11-May-2009
          Ticker:
            ISIN:  SE0000164626
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN         Non-Voting    No vote
       ACCEPT ABSTAIN AS A VALID VOTE OPTION. THANK
       YOU

1.     Election of Lawyer Martin Borresen as a Chairman          Non-Voting    No vote
       of the AGM

2.     Preparation and approval of the voting list               Non-Voting    No vote

3.     Approval of the agenda                                    Non-Voting    No vote

4.     Election of 1or 2 persons to check and verify             Non-Voting    No vote
       the minutes

5.     Determination of whether the AGM has been duly            Non-Voting    No vote
       convened

6.     Receive the annual report and Auditor's Report            Non-Voting    No vote
       and the Group annual report and the Group Auditor's
       report

7.     Adopt the profit and loss statement and the               Mgmt          For                            For
       balance sheet and the Group profit and loss
       statement and the Group balance sheet

8.     Approve an unchanged dividend of SEK 2.00 per             Mgmt          For                            For
       share and 15 MAY 2009 as record date

9.     Grant discharge of liability of the Directors             Mgmt          For                            For
       of the Board and the Managing Director

10.    Approve to determine the number of Directors              Mgmt          For                            For
       of the Board be set at 7 and no Deputy Directors

11.    Approve the remuneration to the Board of Directors        Mgmt          For                            For
       for the period until the close of the next
       AGM shall be the same remuneration per Board
       Member; due to an addition of another Board
       Member, however, the total Board remuneration
       shall be increased from SEK 3,400,000 to SEK
       3,800,000, of which SEK 900,000 shall be allocated
       to the Chairman of the Board, SEK 400,000 to
       each of the Directors of the Board and in total
       SEK 500,000 as remuneration for the work in
       the committees of the Board of Directors; for
       work within the Audit Committee SEK 150,000
       shall be allocated to the Chairman and SEK
       75,000 to each of the other 3 Members; for
       work within the Remuneration Committee SEK
       50,000 shall be allocated to the Chairman and
       SEK 25,000 to each of the other 3 Members;
       remuneration to the Auditor shall be paid in
       accordance with approved invoices

12.    Re-elect Messrs. Vigo Carlund, Wilhelm Klingspor,         Mgmt          For                            For
       Erik Mitteregger, Stig Nordin, Allen Sangines-Krause
       and Cristina Stenbeck, and John Hewko as the
       Directors of the Board and Mr. Cristina Stenbeck
       as a Chairman of the Board of Directors; it
       is proposed that the Board of Directors at
       the Constituent Board Meeting appoints a Remuneration
       Committee and an Audit Committee within the
       Board of Directors

13.    Approve to determine the number of Auditors               Mgmt          For                            For
       as specified and re-appoint Ernst & Young AB
       as the Auditor, with the Authorized Public
       Accountant Mr. Thomas Forslund as Auditor in
       charge, for a period of 4 years

14.    Approve the procedure of the Nomination Committee,        Mgmt          For                            For
       as specified

15.    Approve the guidelines for remuneration to the            Mgmt          For                            For
       Senior Executives as specified

16.a   Adopt a performance based incentive programme             Mgmt          For                            For
       [the Plan], as specified

16.b   Authorize the Board during the period until               Mgmt          For                            For
       the next AGM to increase the Company's share
       capital by not more than SEK 290,000 Class
       C shares, each with a ration value of SEK 0.10

16.c   Authorize the Board to repuchase own Class C              Mgmt          For                            For
       shares as specified

16.d   Approve to transfer Class C shares that the               Mgmt          For                            For
       Company purchases by virtue of the authorization
       to repurchase its own shares in accordance
       with Resolution 16.c above, following reclassification
       into Class B shares, to participants in accordance
       with the terms of the Plan and the plan of
       2008

17.    Amend Section 7, first Paragraph, of the Articles         Mgmt          For                            For
       of Association as specified, conditional upon
       that an amendment of the Companies Act [SFS
       2005:551] has come into force, entailing that
       the proposed wording is in accordance with
       the Companies Act

18.    Authorize the Board of Directors on 1 or more             Mgmt          For                            For
       occasions for the period up until the next
       AGM on repurchasing so many Class A and/or
       Class B shares that the Company's holding does
       not at any time exceed 10% of the total number
       of shares in the Company, the repurchase of
       shares shall take place on the NASDAQ OMX Stockholm
       and may only occur at a price within the share
       price interval registered at that time, where
       share price interval means the difference between
       the highest buying price and lowest selling
       price

19.    Approve to reduce the Company's share capital             Mgmt          For                            For
       by a maximum of SEK 350,000 by redemption,
       without repayment, of 3,500,000 Class B shares,
       which the Company has repurchased; furthermore,
       the redemption amount should be reserved to
       non-restricted equity

20.    Close of the meeting                                      Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS AB KINNEVIK, STOCKHOLM                                                          Agenda Number:  701924210
--------------------------------------------------------------------------------------------------------------------------
        Security:  W4832D110
    Meeting Type:  EGM
    Meeting Date:  11-May-2009
          Ticker:
            ISIN:  SE0000164626
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN         Non-Voting    No vote
       ACCEPT ABSTAIN AS A VALID VOTE OPTION. THANK
       YOU

1.     Election of the Chairman of the meeting                   Non-Voting    No vote

2.     Preparation and approval of the voting list               Non-Voting    No vote

3.     Approval of the agenda                                    Non-Voting    No vote

4.     Election of 1 or 2 persons to verify the minutes          Non-Voting    No vote

5.     Determination of whether the meeting has been             Non-Voting    No vote
       duly convened

6.     Approve, conditional upon the meeting's passing           Mgmt          For                            For
       of the Resolution 7, the Company's acquisition
       of all the 1,635 shares in the Company's largest
       shareholder, Emesco AB, Company registration
       no. 556035-3749 [Target], from Target's 3 current
       shareholders [jointly referred to as the "Sellers"]
       Sapere Aude Trust Reg [holder of 75.35% of
       Target's shares], Hugo Stenbecks Stiftelse
       (holder of 2.94% of Target's shares] and the
       Estate of Jan Hugo Stenbeck [holder of 21.71%
       of Target's shares] [the "Acquisition"], Kinnevik
       shall, as payment for the shares in Target:
       (i) transfer Class A shares in Kinnevik, which
       are currently being held by Target, but will
       no later than on 30 NOV 2009 or such other
       day as resolved on by the Target's Board of
       Directors [Closing Date] be distributed to
       Kinnevik following a resolution by the shareholders
       meeting in Target as of 08 May 2009 to distribute
       to Kinnevik all of Target's Class A shares
       in Kinnevik upon the inclusion of Kinnevik
       in Target's share register on the Closing Date;
       (ii) issue Class B shares in Kinnevik; (iii)
       make a cash payment corresponding to the amount
       of the Target's net cash balance as per the
       Closing Date; (iv) make a cash payment corresponding
       to the amount of the withholding tax reimbursement
       from the Grand Duchy of Luxembourg, if any,
       in a cash amount up to SEK 790,000, relating
       to the dividends paid by Transcom Worldwide
       S.A. in 2008 for the YE 31 DEC 2007; and (v)
       make a cash payment corresponding to the amount
       equal to 8% of any amount of loss carry forwards
       of the Company, if any, through the year ending
       on 31 DEC 2008 in excess of SEK 100,000,000,
       however such payment never exceeding SEK 21,600,000
       [the Purchase Price]

7.     Approve, conditional upon the meeting's passing           Mgmt          For                            For
       of the Resolution 6, to increase the Company's
       share capital with no more than SEK 1,667,626.00
       by issuing no more than 16,676,260 new Class
       B shares in the Company, with a ratio value
       of SEK 0.10 per share

8.     Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 INVESTOR AB, STOCKHOLM                                                                      Agenda Number:  701856722
--------------------------------------------------------------------------------------------------------------------------
        Security:  W48102128
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  SE0000107419
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 522113 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Election of Mr. Jacob Wallenberg as the Chairman          Non-Voting    No vote
       of the Meeting

2.     Drawing up and approval of the voting list                Non-Voting    No vote

3.     Approval of the agenda                                    Non-Voting    No vote

4.     Election of 2 persons to attest to the accuracy           Non-Voting    No vote
       of the minutes

5.     Decision on whether proper notice of the meeting          Non-Voting    No vote
       has been made

6.     Presentation of the annual report and the Auditors'       Non-Voting    No vote
       report, as well as of the consolidated financial
       statements and the Auditors' report for the
       Investor Group

7.     The President's address                                   Non-Voting    No vote

8.     Report on the work of the Board of Directors,             Non-Voting    No vote
       the Remuneration Committee, the Audit Committee
       and the Finance and Risk Committee

9.     Adopt the income statement and the balance sheet          Mgmt          For                            For
       for the parent Company, as well as of the consolidated
       income statement and the consolidated balance
       sheet for the Investor Group

10.    Grant discharge from liability of the Members             Mgmt          For                            For
       of the Board of Directors and the President

11.    Approve a dividend of SEK 4.00 per share and              Mgmt          For                            For
       that 03 APR 2009 shall be the record date for
       receipt of dividend

12.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Appoint the 10 Members of the Board
       of Directors and no Deputy Members of the Board
       of Directors

13.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Approve the total compensation to
       the Board of Directors of SEK 6,937,500 to
       be divided between, in aggregate, SEK 5,875,000
       (whereof SEK 1,875,000 to the Chairman and
       SEK 500,000 to each of the 8 remaining Members
       of the Board, which are not employed by the
       Company) in cash and in so-called synthetic
       shares and, in aggregate, SEK 1,062,500 in
       cash as remuneration for work in the committees
       of the Board of Directors and Auditors fees
       to be paid upon approval of their invoice at
       the 2007 AGM the registered auditing Company
       KPMG AB was elected as the Auditor for the
       period until the end of the AGM 2011 with the
       Certified Auditor Carl Lindgren as the Auditor
       in charge until further notice

14.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Re-Elect Messrs. Sune Carlsson, Borje
       Ekholm, Sirkka Hamalainen, Hakan Mogren, Grace
       Reksten Skaugen, O. Griffith Sexton, Lena Treschow
       Torell, Jacob Wallenberg and Peter Wallenberg
       Jr. as the Members of the Board of Directors;
       and Mr. Anders Scharp, has declined re-election
       and elect Mr. Gunnar Brock as a new Member
       of the Board of Director

15.    Amend the Section 12, 2nd paragraph, in the               Mgmt          For                            For
       Articles of Association is amended in accordance
       with the following: Section 12, 2nd paragraph
       as specified

16.A   Approve that the investor shall offer a total             Mgmt          For                            For
       remuneration in line with market conditions
       which will enable Investor to recruit and retain
       the most suitable executives, the remuneration
       to the Management shall consist of basic salary,
       variable salary, long-term variable remuneration
       programs, pensions and other remuneration,
       together, those elements constitute the total
       remuneration of the individual, basic salary,
       variable salary and long-term variable remuneration
       programs together constitute the salary of
       the employee, the basic salary will be reviewed
       annually and constitutes the basis for calculating
       variable salary, the variable salary is dependent
       upon the individual's capacity to meet yearly
       set goals, the long-term variable remuneration
       program is dealt with under item 16B, pension
       benefits shall, as in previous years, partly
       consist of a defined benefit pension plan and
       partly of a premium based pension plan, the
       ratio of pension provisions to basic salary
       depends on the age of the executive, the age
       of retirement for the President and other Executives
       shall be 60 years, other remunerations and
       benefits shall be on market terms and shall
       contribute to facilitating the Executive's
       discharge of his or her tasks, investor and
       executives may terminate the contract of employment
       at 6 months' notice and severance pay shall
       not exceed 24 months of basic salary

16.B   Approve the long-term variable remuneration               Mgmt          For                            For
       program for 2009 as specified

17.    Authorize the Board, during the period until              Mgmt          For                            For
       the next AGM, to decide on i] purchases of
       Investor's shares on NASDAQ OMX Stockholm AB
       and purchases in accordance with purchase offerings
       to shareholders, respectively, and on ii] transfer
       of Investor's shares on NASDAQ OMX Stockholm
       AB, or in a manner other than on NASDAQ OMX
       Stockholm AB including the right to decide
       on waiver of the shareholders' preferential
       rights and that payment may be effected other
       than in cash; repurchases may take place so
       that Investor's holding amounts to a maximum
       of 1/10 of all the shares in the Company, approve
       that transfer of Investor's shares, in a maximum
       number of 2,500,000 [or the higher number that
       may follow from a recalculation because of
       a split, bonus issue or similar action], to
       the employees in accordance with the long-term
       variable remuneration program described in
       Resolution 16B shall be possible the number
       of shares has been calculated with a certain
       margin as share price fluctuations during the
       period up and until the measurement period
       following the 2009 AGM may have an effect on
       the value of the program and, thus, on the
       number of shares to be included in the program
       the purpose of the proposed repurchase option
       is to give the Board of Directors wider freedom
       of action in the work with Investor's capital
       structure and, in accordance with what is described
       above, to give Investor the possibility to
       transfer shares to the employees, in addition,
       the repurchased shares are aimed to be used
       to secure the costs, including the social security
       payments, in connection with the long-term
       variable remuneration program and in connection
       with the allocation of synthetic shares as
       part of the remuneration to the Board of Directors
       [as regards synthetic shares, see the Nomination
       Committee's for decision below]

18.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Approve the resolution regarding
       the Nomination Committee

19.    Conclusion of the meeting                                 Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 IRISH LIFE & PERMANENT PLC                                                                  Agenda Number:  701898061
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4945H105
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  IE0004678656
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports                      Mgmt          For                            For

2.a    Re-appoint Mr. Gillian Bowler                             Mgmt          For                            For

2.b    Re-appoint Mr. Breffni Byrne                              Mgmt          Against                        Against

2.c    Re-appoint Ms. Danuta Gray                                Mgmt          For                            For

2.d    Appoint Ms. Margaret Hayes                                Mgmt          For                            For

2.e    Re-appoint Mr. Eamonn Heffernan                           Mgmt          For                            For

2.f    Re-appoint Mr. Roy Keenan                                 Mgmt          For                            For

2.g    Re-appoint Mr. Ray MacSharry                              Mgmt          For                            For

2.h    Re-appoint Mr. David McCarthy                             Mgmt          For                            For

2.i    Re-appoint Mr. Kevin Murphy                               Mgmt          For                            For

2.j    Re-appoint Mr. Liam O'Reilly                              Mgmt          For                            For

3.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

S.4    Grant authority for the purchase of the Company's         Mgmt          For                            For
       shares and to determine the re-issue price
       of treasury shares

S.5    Authorize the Directors to dis-apply statutory            Mgmt          For                            For
       pre-emption rights

S.6    Approve that the general meeting to the Company           Mgmt          Against                        Against
       may be called on not less than 14 clear days'
       notice




--------------------------------------------------------------------------------------------------------------------------
 ISRAEL DISC BK LTD                                                                          Agenda Number:  701937178
--------------------------------------------------------------------------------------------------------------------------
        Security:  465074201
    Meeting Type:  OGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  IL0006912120
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Discussion of the financial statements and the            Non-Voting    No vote
       Directors' report for the year 2008

2.     Approve the interim dividend of 6% paid to the            Mgmt          Abstain                        Against
       cumulative preference shareholders in DEC 2008,
       as final for the year 2007 [the total of such
       dividend amounted to ILS 24,000]

3.     Re-appoint the Accountant Auditors and authorize          Mgmt          For                            For
       the Board to fix their remuneration

4.     Appoint Mr. Y. Tschanover as a Director of the            Mgmt          For                            For
       Bank

5.     The following Directors continue in office in             Non-Voting    No vote
       accordance with the provisions of Articles
       of the Bank: S. Zohar - Chairman, B. Iger,
       I. Biran, B. Z. Granite, B. Z. Silberfarb,
       I. Lusky, J. Safran, A. Ovadiah, I. Aish, I.
       Firer, D. Schwartz, Z. Shtreigold, I. Sharir.
       E. Shishinski has given notice that he will
       continue in office until the next AGM, continuation
       in office is automatic in accordance with the
       Articles

6.     Approve the purchase of the Bank and subsidiaries         Mgmt          Abstain                        Against
       D and O liability cover for the year APR 2009-2010
       in an amount of USD 100 million for a premium
       of USD 900,000 of which the share of the Bank
       without subsidiaries is USD 540,000




--------------------------------------------------------------------------------------------------------------------------
 ISTITUTO FINANZIARIO INDUSTRIALE IFI SPA, TORINO                                            Agenda Number:  701720737
--------------------------------------------------------------------------------------------------------------------------
        Security:  T56970170
    Meeting Type:  SGM
    Meeting Date:  27-Oct-2008
          Ticker:
            ISIN:  IT0001353157
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the common representative report                  Mgmt          No Action

2.     Approve the impacts rating of the merger towards          Mgmt          No Action
       preferred shares

3.     Approve the consequent resolutions                        Mgmt          No Action

4.     Any adjournment thereof                                   Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ISTITUTO FINANZIARIO INDUSTRIALE IFI SPA, TORINO                                            Agenda Number:  701746111
--------------------------------------------------------------------------------------------------------------------------
        Security:  T56970170
    Meeting Type:  MIX
    Meeting Date:  01-Dec-2008
          Ticker:
            ISIN:  IT0001353157
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       02 DEC 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

E.1    Approve the Merger through incorporation of               Mgmt          No Action
       IFIL into IFI, amend the Articles 1, 5, 6,
       7, 10, 16, 27, 30 and 31 of the Company and
       any adjournment thereof and power to abserve
       formalities

O.1    Amend the Article 6.3 of the Articles of Association      Mgmt          No Action
       of the Company

O.2    Approve the resolutions concerning the Board              Mgmt          No Action
       of the Auditors




--------------------------------------------------------------------------------------------------------------------------
 ISTITUTO FINANZIARIO INDUSTRIALE IFI SPA, TORINO                                            Agenda Number:  701760515
--------------------------------------------------------------------------------------------------------------------------
        Security:  T56970170
    Meeting Type:  AGM
    Meeting Date:  02-Dec-2008
          Ticker:
            ISIN:  IT0001353157
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       03 DEC 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS A SPECIAL PREFERENCE             Non-Voting    No vote
       SHAREHOLDER GENERAL MEETING. THANK YOU.

1.     Approve the up dating of appointment of the               Mgmt          No Action
       common representative, any adjournment thereof

2.     Approve the merger through Incorporation of               Mgmt          No Action
       Ifil Spa Into Ifi Spa, any adjournment thereof

3.     Any adjournment thereof                                   Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ISUZU MOTORS LIMITED                                                                        Agenda Number:  701990916
--------------------------------------------------------------------------------------------------------------------------
        Security:  J24994105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3137200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ITALCEMENTI FABBRICHE RIUNITE CEMENTO SPA, BERGAMO                                          Agenda Number:  701846579
--------------------------------------------------------------------------------------------------------------------------
        Security:  T5976T104
    Meeting Type:  OGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  IT0001465159
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       20 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the Board of Directors and the Auditors           Mgmt          No Action
       report, financial statement at 31 DEC 2008,
       any adjournment thereof

2.     Grant authority to buy back own shares                    Mgmt          No Action

3.     Appoint the Board of Auditors and its Chairman;           Mgmt          No Action
       approve the determination of their emoluments




--------------------------------------------------------------------------------------------------------------------------
 ITALMOBILIARE SPA, MILANO                                                                   Agenda Number:  701868614
--------------------------------------------------------------------------------------------------------------------------
        Security:  T62283121
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  IT0000074598
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2009 AT 11.00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       the Board of Directors and of Auditors report,
       adjournment thereof

2.     Grant authority to buy and sell own shares                Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ITOCHU CORPORATION                                                                          Agenda Number:  701984999
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2501P104
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3143600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ITV PLC                                                                                     Agenda Number:  701869729
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4984A110
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  GB0033986497
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report and the accounts             Mgmt          For                            For

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Re-elect Mr. Mike Clasper as a Non-Executive              Mgmt          For                            For
       Director

4.     Re-elect Mr. John Cresswell as a Director                 Mgmt          For                            For

5.     Elect Mr. Ian Griffiths as a Director                     Mgmt          For                            For

6.     Elect Mr. Andy Haste as a Non-Executive Director          Mgmt          For                            For

7.     Re-appoint KPMG Audit Plc as the Auditors                 Mgmt          For                            For

8.     Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

9.     Grant authority to allot shares                           Mgmt          Against                        Against

S.10   Approve the disapplication of the pre-emption             Mgmt          For                            For
       rights

11.    Approve to increase in the share capital                  Mgmt          For                            For

12.    Approve the political donations                           Mgmt          For                            For

S.13   Approve to purchase of own shares                         Mgmt          For                            For

S.14   Approve the length of notice period for the               Mgmt          Against                        Against
       general meetings




--------------------------------------------------------------------------------------------------------------------------
 J.SAINSBURY PLC, LONDON                                                                     Agenda Number:  701636613
--------------------------------------------------------------------------------------------------------------------------
        Security:  G77732173
    Meeting Type:  AGM
    Meeting Date:  15-Jul-2008
          Ticker:
            ISIN:  GB00B019KW72
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       52 weeks to 22 MAR 2008 together with the reports
       of the Directors and the Auditors

2.     Approve the remuneration report for the 52 weeks          Mgmt          For                            For
       to 22 MAR 2008

3.     Declare a final dividend of 9.00 pence per ordinary       Mgmt          For                            For
       share

4.     Elect Mr. Mike Coupe as a Director                        Mgmt          For                            For

5.     Elect Mr. Mary Harris as a Director                       Mgmt          For                            For

6.     Re-elect Mr. Philip Hampton as a Director                 Mgmt          For                            For

7.     Re-elect Mr. Gary Hughes as a Director                    Mgmt          For                            For

8.     Re-elect Mr. Bob Stack as a Director                      Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next AGM

10.    Authorize the Audit Committee to agree the Auditors'      Mgmt          For                            For
       remuneration

11.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any other authority, pursuant to Section 80
       of the Companies Act 1985, to exercise until
       the Section 80 expiry date all the powers of
       the Company to allot relevant securities [Section
       80] up to Section 80 Limit an aggregate nominal
       amount of GBP 166,443,700 in nominal amount
       [being approximately 1/3rd of the issued share
       capital of the Company]; [Authority expires
       the earlier of the next AGM in 2013 or 14 JUL
       2013]; and the Directors may allot relevant
       securities prior to its expiry make offers
       or agreements after its expiry

S.12   Authorize the Directors, subject to the Resolution        Mgmt          For                            For
       11 being passed by the meeting and subject
       to the variation contained in this resolution,
       to renew the power conferred by the Article
       9(C) of the Articles of Association [being
       the power to allot equity securities pursuant
       to the authority contained in Articles 9(A)
       disapplying the statutory pre-emption rights],
       up to aggregate nominal value of equity securities
       GBP 24,966,500 in nominal value [ being approximately
       5% of the issued share capital of the Company]
       otherwise than pursuant to sub- paragraphs
       i] and ii] of Article 9[c] of the Articles
       of Association; in connection with a rights
       issue, or an option, incentive or profit sharing
       scheme; and [Authority expires the earlier
       for a period ending on the date of the AGM
       in 2013 or 14 JUL 20131]; and the Directors
       may allot relevant securities prior to its
       expiry make offers or agreements after its
       expiry

13.    Authorize the Company and any Company which               Mgmt          For                            For
       is or becomes a subsidiary of the Company,
       in accordance with Section 366 of the 2006
       Act (a) make donations to the political parties
       or independent election candidates, as specified
       in Section 363 and 364 of the 2006 Act, not
       exceeding GBP 75,000 in total; (b) make donations
       to political organizations other than political
       parties, as specified in Section 363 and 364
       of the 2006 Act, not exceeding GBP 75,000 in
       total; and incur political expenditure, as
       specified in Section 365 of the 2006 Act, not
       exceeding GBP 75,000 in total, [Authority expires
       the earlier during the period beginning with
       the date of the passing of this Resolution
       and ending on 14 OCT 2009 or the date of the
       Company's AGM in 2009]

S.14   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163(3) of the Act] of up
       to 174,766,000 ordinary shares of 28 4/7 pence
       each in the capital of the Company [ordinary
       shares], at a minimum price of 28 4/7 pence
       and up to 105% of the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days immediately
       preceding the day on which that ordinary share
       is contracted to be purchased and the higher
       of the price of the last Independent Trade
       and the highest current bid as stipulated by
       Article 5[1] of commission regulation [EC]
       22 DEC 2003 implementing the market abuse directive
       as regards exemptions for buy back programmes
       and stabilization of financial instruments
       [No. 2273/2003][exclusive of associated expenses];
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 15 months];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.15   Amend the Articles of Association of the Company          Mgmt          Against                        Against
       [the Articles], as specified




--------------------------------------------------------------------------------------------------------------------------
 JAPAN AIRLINES CORPORATION                                                                  Agenda Number:  701988137
--------------------------------------------------------------------------------------------------------------------------
        Security:  J26006106
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3705400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations,  Allow Company
       to Repurchase its Own Shares

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JAPAN TOBACCO INC.                                                                          Agenda Number:  701982096
--------------------------------------------------------------------------------------------------------------------------
        Security:  J27869106
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3726800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.     Appoint a Director                                        Mgmt          Against                        Against

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JARDINE CYCLE & CARRIAGE LTD                                                                Agenda Number:  701891637
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y43703100
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1B51001017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 DEC 2008 together with the reports of
       the Directors and Auditors thereon

2.     Approve the payment of a final 1-tier tax exempt          Mgmt          For                            For
       dividend of USD 0.36 per share for the YE 31
       DEC 2008 as recommended by the Directors

3.     Approve the payment of additional Directors'              Mgmt          For                            For
       fees of up to SGD 15,000 for the YE 31 DEC
       2008 and Directors' fees of up to SGD 502,000
       for the YE 31 DEC 2009

4.A    Re-elect Mr. James Watkins as a Director, who             Mgmt          For                            For
       retires pursuant to Article 94 of the Articles
       of Association of the Company

4.B    Re-elect Mr. Datuk Azlan Bin Mohd Zainol as               Mgmt          Against                        Against
       a Director, who retires pursuant to Article
       94 of the Articles of Association of the Company

4.C    Re-elect Mr. Cheah Kim Teck as a Director, who            Mgmt          Against                        Against
       retires pursuant to Article 94 of the Articles
       of Association of the Company

4.D    Re-elect Mr. Mark Greenberg as a Director, who            Mgmt          Against                        Against
       retires pursuant to Article 94 of the Articles
       of Association of the Company

5.     Authorize Mr. Boon Yoon Chiang to continue to             Mgmt          Against                        Against
       act as a Director of the Company from the date
       of this AGM until the next AGM, pursuant to
       Section 153(6) of the Companies Act, Chapter
       50

6.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

7.     Transact any other business                               Non-Voting    No vote

8.A    Authorize the Directors of the Company to: issue          Mgmt          For                            For
       shares in the capital of the Company [Shares]
       whether by way of rights, bonus or otherwise;
       and/or make or grant offers, agreements or
       options [collectively, Instruments] that might
       or would require shares to be issued, including
       but not limited to the creation and issue of
       [as well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] issue shares in pursuance of
       any instrument made or granted by the Directors
       while this resolution was in force, provided
       that: the aggregate number of shares to be
       issued pursuant to this resolution [including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this resolution]
       does not exceed 50% of the issued shares in
       the capital of the Company [as calculated in
       accordance with this resolution], of which
       the aggregate number of shares to be issued
       other than on a pro-rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of instruments made or granted
       pursuant to this resolution] does not exceed
       20% of the issued shares [excluding treasury
       shares] in the capital of the Company [as specified];
       [subject to such manner of calculation as may
       be prescribed by the Singapore Exchange Securities
       Trading Limited] for the purpose of determining
       the aggregate number of shares that may be
       issued under this resolution, the percentage
       of issued shares shall be based on the number
       of issued shares in the capital of the Company
       at the time of the passing of this resolution,
       after adjusting for: a) new shares arising
       from the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time of the passing of this resolution;
       and b) any subsequent consolidation or subdivision
       of shares; in exercising the authority conferred
       by this resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the Singapore Exchange Securities Trading Limited
       for the time being in force [unless such compliance
       has been waived by the Singapore Exchange Securities
       Trading Limited] and the Articles of Association
       for the time being of the Company; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       Law to be held, whichever is the earlier]

8.B    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Act], to purchase
       or otherwise acquire issued ordinary shares
       in the capital of the Company [Shares] not
       exceeding in aggregate the Prescribed Limit
       [as hereafter defined], at such price or prices
       as may be determined by the Directors from
       time to time up to the Maximum Price [as hereafter
       specified], whether by way of: market purchases
       [each a Market Purchase] on the Singapore Exchange
       Securities Trading Limited [SGX-ST]; and/or
       off-market purchases [each an Off-Market Purchase]
       effected otherwise than on the SGX-ST in accordance
       with any equal access schemes as may be determined
       or formulated by the Directors as they consider
       fit, which schemes shall satisfy all the conditions
       prescribed by the Act, and otherwise in accordance
       with all other laws, regulations and rules
       of the SGX-ST as may for the time being be
       applicable, [the Share Purchase Mandate]; [Authority
       expires the earlier of the date on which the
       next AGM of the Company is held; the date the
       date by which the next AGM of the Company required
       By Law to be held]; authorize the Directors
       of the Company to complete and do all such
       acts and things (including executing such documents
       as may be required) as they may consider expedient
       or necessary to give effect to the transactions
       contemplated by this Resolution

8.C    Authorize the Company, for the purposes of Chapter        Mgmt          For                            For
       9 of the Listing Manual [Chapter 9] of the
       Singapore Exchange Securities Trading Limited,
       its subsidiaries and associated Companies that
       are considered to be entities at risk under
       Chapter 9, or any of them, to enter into any
       of the transactions falling within the types
       of interested person transactions as specified,
       such transactions are made on normal commercial
       terms and in accordance with the review procedures
       for interested person transactions as specified
       [the General Mandate]; [Authority expires at
       the conclusion of the next AGM of the Company];
       and authorize the Directors of the Company
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the general mandate and/or
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 JARDINE MATHESON HLDGS LTD                                                                  Agenda Number:  701894861
--------------------------------------------------------------------------------------------------------------------------
        Security:  G50736100
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  BMG507361001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial statements             Mgmt          For                            For
       and the Independent Auditors report for the
       YE DEC 31 2008, and to declare a final dividend

2.     Re-elect Mr. Jenkin Hui as a Director                     Mgmt          Against                        Against

3.     Re-elect Mr. R. C. Kwok as a Director                     Mgmt          Against                        Against

4.     Re-elect Mr. James Riley as a Director                    Mgmt          Against                        Against

5.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

6.     Authorize the Directors during the relevant               Mgmt          For                            For
       period of all powers of the Company to allot
       or issue shares and to make and grant offers,
       agreements and options which would or might
       require shares to be allotted, issued or disposed
       of during or after the end of the relevant
       period up to an aggregate nominal amount of
       USD 52.1 million; the aggregate nominal amount
       of share capital allotted or agreed conditionally
       or unconditionally to be allotted wholly for
       cash [whether pursuant to an option or otherwise]
       by the Directors pursuant to the approval in
       above paragraph, otherwise than pursuant to
       a rights issue [for the purposes of this resolution,
       rights issue' being an offer of shares or other
       securities to holders of shares or other securities
       on the register on a fixed record date in proportion
       to their then holdings of such shares or other
       securities or otherwise in accordance with
       the rights attaching thereto [subject to such
       exclusions or other arrangements as the Directors
       may deem necessary or expedient in relation
       to fractional entitlements or legal or practical
       problems under the Laws of, or the requirements
       of any recognized regulatory body or any Stock
       Exchange in, any territory], or the issue of
       shares pursuant to the Company's Employee Share
       Purchase Trust, shall not exceed USD 7.8 million;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law]

7.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       its own shares, subject to and in accordance
       with all applicable Laws and Regulations, during
       the relevant period; the aggregate nominal
       amount of shares of the Company which the Company
       may purchase pursuant to the approve this resolution
       shall be less than 15% of the aggregate nominal
       amount of the existing issued share capital
       of the Company at the date of this meeting;
       approve this resolution shall, where permitted
       by applicable Laws and regulations and subject
       to the limitation in this resolution, extend
       to permit the purchase of shares of the Company
       i) by subsidiaries of the Company and ii) pursuant
       to the terms of put Warrants or financial instruments
       having similar effect [put Warrants] whereby
       the Company can be required to purchase its
       own shares, provided that where put Warrants
       are issued or offered pursuant to a Rights
       Issue [as specified in Resolution 6] the price
       which the Company may pay for shares purchased
       on exercise of Put Warrants shall not exceed
       15% more than the average of the market quotations
       for the shares for a period of not more than
       30 nor less than the 5 dealing days falling
       1 day prior to the date of any public announcement
       by the Company of the proposed issue of Put
       Warrants; [Authority expires the earlier of
       the conclusion of the next AGM or the expiration
       of the period within which the next AGM is
       to be held by law]




--------------------------------------------------------------------------------------------------------------------------
 JARDINE STRATEGIC HLDGS LTD  BERMUDA                                                        Agenda Number:  701894873
--------------------------------------------------------------------------------------------------------------------------
        Security:  G50764102
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  BMG507641022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial statements             Mgmt          For                            For
       and the independent auditors report for the
       YE 31 DEC 2008, and to declare a final dividend

2.     Re elect Mr. Charles Allen Jones as a Director            Mgmt          Against                        Against

3.     Re elect Mr. R.C. Kwok as a Director                      Mgmt          Against                        Against

4.     Re elect Mr. Lord Leach of Fairford as a Director         Mgmt          Against                        Against

5.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

6.     Authorize the Directors, during the relevant              Mgmt          For                            For
       period, for the purposes of this resolution,
       relevant period being the period from the passing
       of this resolution until the earlier of the
       conclusion of the next AGM, or the expiration
       of the period within which such meeting is
       required by law to be held, or the revocation
       or variation of this resolution by an ordinary
       resolution of the shareholders of the Company
       in general meeting, of all powers of the Company
       to allot or issue shares and to make and grant
       offers, agreements and options which would
       or might require shares to be allotted, issued
       or disposed of during or after the end of the
       relevant period up to an aggregate nominal
       amount of USD 18.2 million, be and is hereby
       generally and unconditionally approved, B]
       the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted wholly for cash, whether pursuant
       to an option or otherwise, by the Directors
       pursuant to the approval in paragraph, A, otherwise
       than pursuant to a rights issue, for the purposes
       of this re solution, rights issue being an
       offer of shares or other securities to holders
       of shares or other securities on the register
       on a fixed record date in proportion to their
       then holdings of such shares or other securities
       or otherwise in accordance with the rights
       attaching thereto, subject to such exclusions
       or other arrangements as the directors may
       deem necessary or expedient in relation to
       fractional entitlements or legal or practical
       problems under the laws of, or the requirements
       of any recognized regulatory body or any stock
       exchange in, any territory, shall not exceed
       USD 2.7 million, and the said approval shall
       be limited accordingly

7.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       its own shares, subject to and in accordance
       with all applicable laws and regulations, during
       the relevant period, for the purposes of this
       resolution, relevant period being the period
       from the passing of this resolution until the
       earlier of the conclusion of the next AGM,
       or the expiration of the period within which
       such meeting is required by law to be held,
       or the revocation or variation of this resolution
       by an ordinary resolution of the shareholders
       of the Company in general meeting, be and is
       hereby generally and unconditionally; B] the
       aggregate nominal amount of shares of the Company
       which the company may purchase pursuant to
       the approval in paragraph A, of this resolution
       shall be less than 15% of the aggregate nominal
       amount of the existing issued share capital
       of the Company at the date of this meeting,
       and such approval shall be limited accordingly,
       and, C] the approval  in paragraph A, of this
       resolution shall, where permitted by applicable
       laws and regulations and subject to the limitation
       in paragraph B , of this resolution, extend
       to permit the purchase of shares of the Company,
       I, by subsidiaries of the Company and, ii,
       pursuant to the terms of put warrants or financial
       instruments having similar effect, put warrants,
       whereby the Company can be required to purchase
       its own shares, provided that where put warrants
       are issued or offered pursuant to a rights
       issue, as de fined in Resolution 6 above, the
       price which the company may pay for shares
       purchased on exercise of put warrants shall
       not exceed 15% more than the average of the
       market quotations for the shares for a period
       of not more than 30 nor less than the 5 dealing
       days falling one day prior to the date of any
       public announcement by the Company of the proposed
       issue of put warrants

8.     Approve that, the purchase by the Company of              Mgmt          Against                        Against
       shares of USD 0.25 each in Jardine Matheson
       Holdings Limited, Jardine Matheson, during
       the relevant period, for the purposes of this
       resolution, relevant period being the period
       from the passing of this resolution until the
       earlier of the conclusion o f the next AGM,
       or the expiration of the period within which
       such meeting is required by law to be held,
       or the revocation or variation of this resolution
       by an ordinary resolution of the shareholders
       of the Company in general meeting or the cessation
       of the Company's status as a subsidiary of
       Jardine Matheson, be and is hereby generally
       and unconditionally approved, provided that
       any purchases of Jardine Matheson shares by
       the company pursuant to this authority shall
       be in accordance with and authorize the Directors
       of Jardine Matheson by its shareholders from
       time to time and that the authority granted
       by this resolution shall be limited accordingly

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 JC DECAUX SA, NEUILLY SUR SEINE                                                             Agenda Number:  701867446
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5333N100
    Meeting Type:  MIX
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  FR0000077919
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

O.1    Receive the reports of the executive committee,           Mgmt          For                            For
       the Supervisory Board and the Auditors; approve
       the Company's financial statements for the
       YE 31 DEC 2008, as showing income of: EUR 130,410,808.73;
       accordingly, the shareholders meeting gives
       permanent discharge to the members of the Executive
       Committee and to those of the Supervisory Board
       for the performance of their duties during
       the said FY

O.2    Receive the reports of the Executive Committee,           Mgmt          For                            For
       the Supervisory Board and the Auditors; approve
       the consolidated financial statements for the
       said FY, in the form presented to the meeting

O.3    Receive the report of the Executive Committee,            Mgmt          For                            For
       and the remarks of the Supervisory Board, notices
       that: the earning for the FYE amounts to: EUR
       130,410,808.73, the other reserves amount to:
       EUR 614,388,600.47, resolves the following
       appropriation to the other reserves: EUR 130,410,808.73;
       following this appropriation, the other reserves
       amount to EUR 744,799,409.20 and the legal
       reserve amounts to EUR 340,055.75 as required
       by Law; it is reminded that, for the last three
       FY's, the dividends paid, were as follows:
       EUR 0.40 for FY 2005, entitled to the 40% deduction
       provided by the French general tax code, EUR
       0.42 for FY 2006, entitled to the 40% deduction
       provided by the French general tax code, EUR
       0.44 for FY 2007, entitled to the 40% deduction
       provided by the French general tax code

O.4    Approve the charges and the expenses that were            Mgmt          For                            For
       not tax-deductible of EUR 61,809.66 with a
       corresponding tax of EUR 21,281.00

O.5    Approve to renew the appoint Mr. Jean-Claude              Mgmt          For                            For
       De Caux as a Supervisory Board Member for a
       3-year period

O.6    Approve to renew the appoint Mr. Jean-Pierre              Mgmt          For                            For
       De Caux as a Supervisory Board Member for a
       3-year period

O.7    Approve to renew the appoint Mr. Pierre-Alain             Mgmt          For                            For
       Pariente as a Supervisory Board Member for
       a 3-year period

O.8    Approve to renew the appoint Mr. Xavier De Sarrau         Mgmt          For                            For
       as a Supervisory Board Member for a 3-year
       period

O.9    Approve to renew the appoint Mr. Pierre Mutz              Mgmt          For                            For
       as a Supervisory Board Member for a 3-year
       period

O.10   Receive the special report of the Auditors,               Mgmt          For                            For
       notes there is no new agreement and authorize
       the Supervisory Board for FYE 31 DEC 2008

O.11   Authorize the Executive Committee to Buyback              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 20.00, maximum number of
       shares to be acquired: 10% of the Company's
       capital, i.e. on 31 DEC 2008; 221,270,597 shares
       maximum funds invested in the share buybacks:
       EUR 442,541,180.00 the number of shares acquired
       by the Company with a view to their retention
       or their subsequent delivery in payment or
       exchange as part of a merger, divestment or
       capital contribution cannot exceed 5% of its
       share capital [authority expires for 18-months
       period]; it supersedes the fraction unused
       of any and all earlier delegations to the same
       effect; the shareholders' meeting delegates
       all powers to the Executive Committee to all
       necessary measure and accomplish all necessary
       formalities

E.12   Approve the delegates all powers to the executive         Mgmt          Against                        Against
       committee to increase the share capital on
       one or more occasions, in France or abroad,
       by issuance, with the shareholders' preferred
       subscription rights maintained, of shares,
       the preference shares being excluded, or securities
       giving access to the Company's capital and,
       or the issue of securities giving right to
       the allocation of debt securities; the maximal
       nominal amount of capital increases to be carried
       out under this delegation of authority shall
       not exceed EUR 2,300,000.00 overall maximum
       nominal amount of capital increases to be carried
       out by virtue of the present delegation and
       by virtue of the Delegation 13 to 19 is fixed
       at EUR 2,300,000.00; the shareholders' meeting
       delegates all powers to the Executive Committee
       to take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       for 26-months period]; it supersedes the fraction
       unused of any and all earlier delegations to
       the same effect

E.13   Approve to the executive committee to increase            Mgmt          Against                        Against
       on one or more occasions, in France or abroad,
       by way of a public offer or by way of an offer
       Governed by Article L. 441-2-II of the French
       monetary and financial code, the share capital,
       by issuance, with cancellation of the shareholders'
       preferred subscription rights, of shares, the
       preference shares being excluded, or securities
       giving access to the Company' capital and,
       or the issue of securities giving right to
       the allocation of debt securities; these securities
       may be issued in consideration for securities
       tendered in a public exchange offer in France
       or abroad concerning the shares of another
       Company; the maximal nominal amount of capital
       increases to be carried out under this delegation
       of authority shall not exceed EUR 2,300,000.00,
       this amount shall count against the amount
       of the overall ceiling set forth in Resolution
       12 the shareholders' meeting delegates all
       powers to the executive Committee to take all
       necessary measures and accomplish all necessary
       formalities [authority expires for a 26-months
       period]; it supersedes the fraction unused
       of any and all earlier delegations to the same
       effect

E.14   Grant authority for the executive committee               Mgmt          For                            For
       to increase the share capital, up to 10% of
       the share capital, I.E. 221,270,597 shares,
       by way of issuing shares [the preference shares
       being excluded] or securities giving access
       to the capital, in consideration for the contributions
       in kind granted to the Company and comprised
       of capital securities or securities giving
       access to share capital the nominal amount
       of capital increases to be carried out by virtue
       of the present resolution shall count against
       the nominal ceiling of the capital increases
       with cancellation of the preferential subscription
       rights, and authorize the present meeting in
       Resolution 13 and, against the amount of the
       overall ceiling set forth in Resolution 12
       or the overall ceiling set forth in later resolutions
       to the same effect; the shareholders' meeting
       delegates all powers to the Executive Committee
       to take all necessary measures and accomplish
       all necessary formalities; this delegation
       is granted for a 26-month period; it supersedes
       the fraction unused of any and all earlier
       delegations to the same effect

E.15   Grant authority for the Executive Committee               Mgmt          For                            For
       to increase the share capital, in 1 or more
       occasions and at its sole discretion, by a
       maximum nominal amount of EUR 2,300,000.00,
       by way of capitalizing premiums, reserves,
       profits or other means, provided that such
       capitalization is allowed by Law and under
       the By-Laws, by issuing bonus shares or raising
       the par value of existing shares, or by a combination
       of these methods; this amount shall count against
       the amount of the overall ceiling set forth
       in Resolution 12; to take all necessary measures
       and accomplish all necessary formalities [Authority
       is give for a 26-month period]; it supersedes
       the fraction unused of any and all earlier
       delegations to the same effect

E.16   Grant authority for the executive committee               Mgmt          For                            For
       to increase the number of securities to be
       issued with or without preferential subscription
       right of shareholders, at the same price as
       the initial issue, within 30 days of the closing
       of the subscription period and up to maximum
       of 15% of the initial issue; the amount of
       capital increases to be carried out by virtue
       to the present resolution shall count against
       the amount of the overall ceiling set forth
       in Resolution 12; in the event of a capital
       increase with cancellation of the preferential
       subscription rights against the amount of the
       ceiling set forth in Resolution 13; [Authority
       is granted for a 26-month period]

E.17   Grant authority for the executive committee               Mgmt          For                            For
       to increase the share capital, on 1 or more
       occasions, by way of issuing shares or securities
       giving access to the capital, in favour of
       members of 1 or several Company Savings Plans;
       [Authority is given for a 26-month period]
       and for a nominal amount that shall not exceed
       EUR 20,000.00; the maximum nominal amount of
       capital increases to be carried out by virtue
       of the present delegation shall count against
       the overall ceiling set forth in Resolution
       12; this delegation of powers supersedes any
       all earlier delegations to the same effect
       ; the shareholders' meeting decides to cancel
       the shareholders' preferential subscription
       rights in favour of the beneficiaries mentioned
       above; to take all necessary measures and accomplish
       all necessary formalities

E.18   Grant authority for the executive committee               Mgmt          For                            For
       to grant 1 or more transactions, to employees
       and Corporate Officers or groups, options giving
       the right either to subscribe for new shares
       in the Company to be issued through a capital
       increase, or to purchase existing shares purchased
       by the Company, it being provide that the options
       shall not given rights to a total number of
       shares, which shall not exceed 4% of the share
       capital; the nominal amount to be carried out
       by virtue of the present delegation shall count
       against the overall ceiling set forth Resolution
       12; to take all necessary measures and accomplish
       all necessary formalities [Authority is give
       for a 26-month period]; it supersedes the fraction
       unused of any and all earlier delegations to
       the same effect

E.19   Grant authority for the executive committee               Mgmt          For                            For
       to grant for free, on 1 or more occasions,
       existing or future shares, the preference shares
       being exclude, in favour of the employees or
       the Corporate Officers of the Company and related
       Companies or groups; they may not present more
       than 0.50% of the share capital; the maximum
       nominal amount of capita increases to be carried
       out by virtue of the present delegation shall
       count against the overall ceiling set forth
       in Resolution 12; the shareholders' meeting
       decides to cancel the shareholders' preferential
       subscription rights in favour of the beneficiaries
       mentioned above; to take all necessary measures
       and accomplish all necessary formalities [Authority
       is give for a 26-month period]; it supersedes
       the fraction unused of any and all earlier
       delegations to the same effect

E.20   Grant authority for the executive committee               Mgmt          For                            For
       to reduce the share capital, on one or more
       occasions, by canceling all or part of the
       shares held by the Company in connection with
       a Stock Repurchase Plan, up to a maximum of
       10% of the share capital over a 24-months period;
       the shareholders' meei9ng delegates all powers
       to the Executive Committee to take all necessary
       measures and accomplish all necessary formalities;
       [Authority expires for 148-months period];
       it supersedes any and all earlier delegations
       to the same effect

E.21   Amend the Article 16 of the Bylaws: reduce the            Mgmt          For                            For
       maximum duration of the term of office of the
       Supervisory Board's Members to 4 years

E.22   Amend the Article 17 of the Bylaws and to re-number       Mgmt          For                            For
       Articles 18 to 27 of the Bylaws

E.23   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed ByLaw




--------------------------------------------------------------------------------------------------------------------------
 JEAN COUTU GROUP PJC INC                                                                    Agenda Number:  701602989
--------------------------------------------------------------------------------------------------------------------------
        Security:  47215Q104
    Meeting Type:  AGM
    Meeting Date:  08-Jul-2008
          Ticker:
            ISIN:  CA47215Q1046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors of the Management nominees            Mgmt          For                            For
       named in the Management Proxy Circular [the
       "Circular"]

2.     Appoint Deloitte & Touche L.L.P as the Auditors           Mgmt          For                            For
       of the Corporation for the ensuing year and
       authorize the Directors to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 JERONIMO MARTINS SGPS SA                                                                    Agenda Number:  701856467
--------------------------------------------------------------------------------------------------------------------------
        Security:  X40338109
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  PTJMT0AE0001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to resolve on the 2008 annual report              Mgmt          No Action
       and accounts

2.     Approve to resolve on the proposal for the appropriate    Mgmt          No Action
       of results

3.     Approve to resolve on the 2008 consolidated               Mgmt          No Action
       annual report and accounts

4.     Approve to assess the statement on the remuneration       Mgmt          No Action
       policy of the Management and Audit of the Company
       prepared by the remuneration committee

5.     Approve to assess the statement on the remuneration       Mgmt          No Action
       policy of the Management and Audit bodies of
       the Company prepared by the remuneration Committee

6.     Approve to resolve on the enlargement of the              Mgmt          No Action
       composition of the Board of Directors to 10
       Members, pursuant to Article 12/1 of the Articles
       of Association

7.     Appoint Mr. Marcel Corstjens as a Director of             Mgmt          No Action
       the Company for the 3 year period mandate currently
       in course

8.     Authorize the Board of Directors to purchase              Mgmt          No Action
       and dispose of own shares of the Company




--------------------------------------------------------------------------------------------------------------------------
 JFE HOLDINGS,INC.                                                                           Agenda Number:  701984800
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2817M100
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3386030005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Corporate Officers          Mgmt          Against                        Against

3.     Amend Articles to:  Approve Minor Revisions               Mgmt          For                            For
       Related to Dematerialization of Shares and
       the Other Updated Laws and Regulations

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

6.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

7.     Continuation of the Policy Toward Large-scale             Mgmt          Against                        Against
       Purchases of JFE Shares




--------------------------------------------------------------------------------------------------------------------------
 JFE SHOJI HOLDINGS, INC.                                                                    Agenda Number:  702003891
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2870F109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3386020006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Purchase of Own Class "A" Preferred               Mgmt          For                            For
       Shares

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Allow Use of Electronic Systems   for
       Public Notifications

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 JOHNSON MATTHEY PLC, LONDON                                                                 Agenda Number:  701644026
--------------------------------------------------------------------------------------------------------------------------
        Security:  G51604109
    Meeting Type:  AGM
    Meeting Date:  22-Jul-2008
          Ticker:
            ISIN:  GB0004764071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's annual accounts for the             Mgmt          For                            For
       FYE 31 MAR 2008 together with the Directors'
       report and the Auditors' report on those accounts

2.     Approve and receive the Directors' remuneration           Mgmt          For                            For
       report for the FYE 31 MAR 2008 and the Auditors'
       report on the auditable part of the Directors
       remuneration report

3.     Declare a final dividend of 26.0 pence per ordinary       Mgmt          For                            For
       share in respect of to YE 31 MAR 2008 and payable
       to Members on the register at the close of
       business on 13 JUN 2008

4.     Elect Mrs. DC. Thompson as a Director of the              Mgmt          For                            For
       Company, who was appointed to the Board since
       the last AGM and who retires in accordance
       with the Company's Articles of Association

5.     Re-elect Mr. DW. Morgan as a Director of the              Mgmt          For                            For
       Company, who retires by rotation

6.     Re-elect Mr. AM. Thomson as a Director of the             Mgmt          For                            For
       Company, who retires by rotation

7.     Re-elect Mr. RJW. Walvis, as a Director of the            Mgmt          For                            For
       Company, who retires by rotation

8.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company to hold office from the conclusion
       of this meeting until the conclusion of the
       next general meeting at which accounts are
       laid before the Company

9.     Approve the remuneration of the Auditors be               Mgmt          For                            For
       determined by the Directors

10.    Auhorize the Company and all Companies which              Mgmt          For                            For
       are subsidiaries of the Company during the
       period when this Resolution 10 has effect in
       accordance with Sections 366 and 367 of the
       Companies Act 2006[the 2006 Act] to make political
       donations to political parties or Independent
       election candidates, as specified in the 2006
       Act, not exceeding EUR 50,000 in total; make
       political donations to political organizations
       other than political parties, as specified
       in the 2006 Act, not exceeding EUR 50,000 in
       total; and incur political expenditure, as
       defined in 2006 Act, not exceeding EUR 50,000
       [Authority expires the earlier during the period
       beginning with the date of passing of this
       resolution and ending on 31 JUL 2009, of the
       conclusion of the AGM of the Company to be
       held in 2009 provided that the authorized sums
       referred to in paragraphs [a], [b], [c ] and
       above, may be comprised of 1 or more amounts
       in different currencies which, for the purposes
       of calculating the said sums, shall be converted
       into pounds sterling at the exchange rate published
       in the London edition of the financial times
       on the date on which the relevant donation
       is made or expenditure incurred on the day
       in which the Company enters into any contract
       or undertaking in relation to the same

11.    Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80 of the Companies Act 1985,to exercise
       all the powers of the Company to allot relevant
       securities [Section 80] up to an aggregate
       nominal amount of GBP 70,876,387; [Authority
       expires at the conclusion of the next AGM of
       the Company]; and the Directors may allot relevant
       securities in pursuance of such offer or agreement
       as if the authority conferred hereby had not
       expired

S.12   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 11, pursuant to Section 95 of
       the Act 1985 [the 1985 Act], to allot equity
       securities [Section 94 (2) to Section 94(3A)
       of the 1985 Act] wholly for cash, pursuant
       to the authority conferred by Resolution 11
       above or by way of a sale of treasury shares,
       disapplying the statutory pre-emption rights
       [Section 89(1) of the  Act], provided that
       this power shall be limited to: a) in connection
       with an offer of such securities by way of
       rights to ordinary shares in proportion to
       their respective holdings of such shares, but
       subject to such exclusion or other agreements
       as the Directors may deem necessary or expedient
       in relation to treasury shares, fractional
       entitlements or any legal or practical problems
       under the law of any territory or the requirements
       of any regulatory body or stock exchange; and
       otherwise than pursunat to sub paragraph the
       aggregate nominal amount of  GBP 11,033,680;
       [Authority expires at the conclusion next AGM
       of the Company]; and the Company may make an
       offer or agreement which requires equity securities
       and the Directors may allot equity securities
       after the expiry of this authority, this power
       applies in relation to a sale of shares which
       is an allotment of equity securities by virtue
       of Section 94(3A) of the 1985 Act as if in
       the first paragraph of this resolution the
       words pursuant to the authority conferred by
       Resolution 11 above were omitted

S.13   Authorize the Company, in accordance with Chapter         Mgmt          For                            For
       VII of Part V of the Companies Act 1985  [the
       1985 Act], to make market purchases [Section
       163(3) of the 1985 Act] of its own ordinary
       shares, the maximum aggregate number of ordinary
       shares up to 21,467,573 [representing 10% of
       the Company's issued ordinary share capital
       as at 30 MAY 2008, excluding treasury shares],
       at a minimum price of 100p [ excluding expenses]
       and up to 105% of the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days; immediately
       preceding the day on which the ordinary shares
       is contracted to be purchased [ excluding expenses]
       [Authority expires at the conclusion of the
       next AGM of the Company after the passing of
       this resolution];  but the contract or contracts
       purchase may be made before such expiry, may
       make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.14   Adopt the New Articles of Association of the              Mgmt          Against                        Against
       Company in substitution for and to the exclusion
       of the existing Articles of Association of
       the Company, as specified




--------------------------------------------------------------------------------------------------------------------------
 JS GROUP CORPORATION                                                                        Agenda Number:  701982705
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2855M103
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3626800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JSR CORPORATION                                                                             Agenda Number:  701965343
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2856K106
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  JP3385980002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to : Change Company's Location             Mgmt          Against                        Against
       to Minato-ku, Approve Minor Revisions Related
       to Dematerialization of Shares and the other
       Updated Laws and Regulaions, Allow Board to
       Make Rules Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JTEKT CORPORATION                                                                           Agenda Number:  702008310
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2946V104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3292200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 K + S AKTIENGESELLSCHAFT                                                                    Agenda Number:  701877461
--------------------------------------------------------------------------------------------------------------------------
        Security:  D48164103
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  DE0007162000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 22 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements, the group annual report, and the
       reports pursuant to sections 289(4) and 315(4)
       of the german commercial code

2.     Resolution on the appropriation of the distribution       Mgmt          No vote
       profit of EUR 399,393,869.12 as follows: payment
       of a dividend of EUR 2.40 per no-par share
       EUR 3,393,869.12 shall be carried forward Ex-dividend
       and payable date: 14 MAY 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          No vote
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          No vote
       Board

5.     Appointment of Auditors for the 2009 FY: Deloitte         Mgmt          No vote
       + Touche GmbH, Hanover

6.     Resolution on the authorization to issue convertible      Mgmt          No vote
       and/or warrant Bonds, the creation of contingent
       capital, and the correspondent amendment to
       the Articles of Association, the existing authorization
       approved by the shareholders, meeting of 10
       MAY 2006, to issue convertible and/or warrant
       Bonds shall be revoked, the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue registered
       and/or bearer Bonds of up to EUR 1,500,000,000
       conferring convertible and/or Option Rights
       for shares of the Company, on or before 12
       MAY 2014, shareholders shall be granted subscription
       rights except for the issue of Bonds conferring
       convertible and/or option rights for shares
       of the Company of up to 10% of the share capital
       at a price not materially below their theoretical
       market value, for the granting of such rights
       to holders of convertible and/or option rights,
       for residual amounts, and for the issue of
       bonds for acquisition purposes, the Company's
       share capital shall be increased accordingly
       by up to EUR 16,500,000 through the issue of
       up to 16,500,000 new no-par shares, insofar
       as convertible and/or option rights are exercised
       [contingent capital]

7.     Renewal of the authorization to acquire own               Mgmt          No vote
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price not differing more than 10% from
       the market price of the shares, on or before
       31 OCT 2010, the Board of Managing Directors
       shall be authorized to sell the shares on the
       Stock Exchange or by a rights offering, to
       dispose of the shares in a manner other than
       the Stock Exchange or an offer to all shareholders
       if the shares are sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes or for satisfying
       option and convertible rights, and to retire
       the shares

8.     Amendment to Section 12 of the Article of Association     Mgmt          No vote
       in respect of the adjustment of the remuneration
       for the Supervisory Board, as follows: each
       Board Member shall receive a fixed annual remuneration
       of EUR 55,000 plus a variable remuneration
       of up to EUR 45,000, the Chairman shall receive
       twice, and the Deputy Chairman one and a half
       times, these amounts, Members of the Audit
       Committee shall receive an additional fixed
       annual remuneration of EUR 7,500 for their
       Committee membership, the Committee Chairman
       shall receive twice, the Deputy Committee Chairman
       one and a half times, this amount, furthermore,
       each Supervisory Board Member shall receive
       an attendance fee of EUR 500 per Supervisory
       Board meeting or Committee meeting, at most
       EUR 1,000 per day

9.     Amendments to the Articles of Association in              Mgmt          No vote
       accordance with the law on the implementation
       of the shareholder Rights Directive [ARUG],
       as follows: a] Section 14(2) deletion b] Section
       15, in respect of shareholders registering
       with the Company within the statutory period
       of time, c] Section 17(1), in respect of each
       share giving rise to one vote, and shareholders,
       voting rights being exercised by a proxy, if
       requested




--------------------------------------------------------------------------------------------------------------------------
 KAJIMA CORPORATION                                                                          Agenda Number:  702006013
--------------------------------------------------------------------------------------------------------------------------
        Security:  J29223120
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3210200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Reduction of Legal Reserve                        Mgmt          For                            For

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

5      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KANEKA CORPORATION                                                                          Agenda Number:  701987820
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2975N106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3215800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KANEMATSU CORPORATION                                                                       Agenda Number:  701997299
--------------------------------------------------------------------------------------------------------------------------
        Security:  J29868106
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3217100001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 KAO CORPORATION                                                                             Agenda Number:  701977297
--------------------------------------------------------------------------------------------------------------------------
        Security:  J30642169
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3205800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Change Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the other Updated Laws and Regulations

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Delegation to the Meeting of the Board of Directors       Mgmt          For                            For
       of the Company of Determination of Matters
       for Offering of Stock Acquisition Rights to
       be Issued as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 KAWASAKI HEAVY INDUSTRIES,LTD.                                                              Agenda Number:  701987983
--------------------------------------------------------------------------------------------------------------------------
        Security:  J31502107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3224200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KAWASAKI KISEN KAISHA,LTD.                                                                  Agenda Number:  701982680
--------------------------------------------------------------------------------------------------------------------------
        Security:  J31588114
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3223800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations,
       Reduce Term of Office of Directors to One Year,
       Adopt Reduction of Liability System for Outside
       Directors

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Renewal of Plan on Countermeasures to Large-Scale         Mgmt          Against                        Against
       Acquisitions of Company Shares (Takeover Defense
       Measures)




--------------------------------------------------------------------------------------------------------------------------
 KAZAKHMYS                                                                                   Agenda Number:  701905070
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5221U108
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  GB00B0HZPV38
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the receive the 2008 report and the               Mgmt          For                            For
       accounts

2.     Approve the 2008 Directors' remuneration report           Mgmt          Against                        Against

3.     Elect Mr. Daulet Yergozhin as a Director                  Mgmt          For                            For

4.     Elect Mr. Peter Hickson as a Director                     Mgmt          For                            For

5.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For

6.     Authorize the Directors to agree the Auditors'            Mgmt          For                            For
       remuneration

7.     Approve to renew the Directors' authority to              Mgmt          Against                        Against
       allot shares

S.8    Approve to renew the Directors' authority to              Mgmt          For                            For
       disapply pre-emption rights

S.9    Authorize the Directors to make market purchases          Mgmt          For                            For
       of the Company's shares

S.10   Grant authority to call the general meetings              Mgmt          Against                        Against
       on 14 days' notice

S.11   Amend the Articles of Association of the Company          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KAZAKHMYS PLC, LONDON                                                                       Agenda Number:  701649189
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5221U108
    Meeting Type:  OGM
    Meeting Date:  09-Jul-2008
          Ticker:
            ISIN:  GB00B0HZPV38
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the proposed acquisition by the Company           Mgmt          For                            For
       of 98,607,884 shares in ENRC PLC [the Acquisition]
       as specified pursuant to the terms and subject
       to the conditions of the agreements dated 10
       JUN 2008 between the Company and the Government
       of Kazakhstan [the Acquisition Agreement] and
       authorize the Directors of the Company to do
       all such acts and things and execute all such
       deeds and documents as they may in their absolute
       discretion consider necessary and/or desirable
       in order to implement and complete the acquisition
       in accordance with the terms described in the
       Acquisition Agreement, subject to such immaterial
       amendments or variations thereto as the Directors
       of the Company may in their absolute discretion
       think fit




--------------------------------------------------------------------------------------------------------------------------
 KBC ANCORA CVA, HEVERLEE                                                                    Agenda Number:  701727298
--------------------------------------------------------------------------------------------------------------------------
        Security:  B0205Y114
    Meeting Type:  OGM
    Meeting Date:  31-Oct-2008
          Ticker:
            ISIN:  BE0003867844
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Director's report                             Non-Voting    No vote

2.     Receive the Auditor's report                              Non-Voting    No vote

3.     Approve to allow questions                                Non-Voting    No vote

4.     Approve the financial statements, allocation              Mgmt          No Action
       of income, and dividend of EUR 3.40 per share

5.     Grant discharge of the Director and the Auditors          Mgmt          No Action

6.     Ratify KPMG as the Auditors and approve the               Mgmt          No Action
       Auditor's fees

7.     Transact other business                                   Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 KBC GROUPE SA, BRUXELLES                                                                    Agenda Number:  701882208
--------------------------------------------------------------------------------------------------------------------------
        Security:  B5337G162
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  BE0003565737
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Review of the combined annual report of the               Non-Voting    No vote
       Board of Directors of KBC Group NV on the Company
       and consolidated annual accounts for the FYE
       on 31 DEC 2008

2.     Review of the Auditor's reports on the Company            Non-Voting    No vote
       and the consolidated annual accounts of KBC
       Group NV for the FYE on 31 DEC 2008

3.     Review of the consolidated annual accounts of             Non-Voting    No vote
       KBC Group NV for the FYE on 31 DEC 2008

4.     Approve the Company annual accounts of KBC Group          Mgmt          No Action
       NV for the FYE on 31 DEC 2008

5.     Approve the proposed appropriation of the profit          Mgmt          No Action
       earned by KBC Group NV in the FYE on 31 DEC
       2008 for which on dividend and no profit shares
       will be paid out, and the entire profit from
       this FYE will be carried forward to the next

6.     Grant discharge to the Directors of KBC Group             Mgmt          No Action
       NV for the performance of their mandate during
       the 2008 FY

7.     Grant discharge to the Auditor of KBC Group               Mgmt          No Action
       NV for the performance of his mandate during
       the 2008 FY

8.     Approve, pursuant to Article 556 of the Companies         Mgmt          No Action
       Code, the fact that in the event of merger
       by acquisition of KBC Group NV, the Federale
       Participate-en Investeringsmaatschappij NV,
       a Company governed by public Law, [or the entity
       which, in the event, will have taken over its
       rights and obligations] as holder of core-capital
       securities issued by KBC Group NV, will enjoy
       the similar benefits as the shareholders of
       KBC Group NV as specified in Article 5 (I)
       of the conditions of the core-capital securities
       that are annexed to the subscription agreement
       signed by KBC Group NV and the Federale Participatie-en
       Investeringsmaatschappij NV, a Company governed
       by public Law, on 19 DEC 2008, this means that
       ratio of converting core-capital securities
       into shares of KBC Group NV which applies in
       the event the latter [or its legal sucessor]
       should choose to repay the core-capital securities
       in shares, will be adjusted based on the exchange
       ratio used at the time of the merger between
       KBC Group NV shares and shares of the acquiring
       Company, and (II) that an additional amount
       in cash will be paid at the time of the merger
       inasmuch as such an amount is Investeringsmaatschappij
       NV, a Company governed by public Law [or the
       entity which, in the event, will have taken
       over its rights and obligations]

9.A    Re-appoint Mr. Paul Borghgraef as a Director              Mgmt          No Action
       for a period of 4 years, i.e. until after the
       AGM of 2013

9.B    Re-appoint Mr. Paul Bostoen as a Director for             Mgmt          No Action
       a period of 1 year, i.e. until after the AGM
       of 2010, on account of reaching the age limit

9.C    Re-appoint Mr. Luc Debaillie as a Director for            Mgmt          No Action
       a period of 1 year, i.e. until after the AGM
       of 2010, on account of reaching the age limit

9.D    Re-appoint Mr. Noel Devisch as a Director for             Mgmt          No Action
       a period of 4 years, i.e. until after the AGM
       of 2013

9.E    Re-appoint Mr. Hendrik Soete as a Director for            Mgmt          No Action
       a period of 4 years, i.e. until after the AGM
       of 2013

9.F    Re-appoint Mr. Alain Tytgadt as a Director for            Mgmt          No Action
       a period of 4 years, i.e. until after the AGM
       of 2013

9.G    Re-appoint Mr. Etienne Verwilghen as a Director           Mgmt          No Action
       for a period of 4 years, i.e. until after the
       AGM of 2013

9.H    Re-appoint Mr. Philippe Vlerick as a Director             Mgmt          No Action
       for a period of 4 years, i.e. until after the
       AGM of 2013

9.I    Re-appoint Mr. Dirk Heremans as Independent               Mgmt          No Action
       Director within the meaning of and in line
       with the criteria as specified in the Article
       526 TER of the Company Code and for a period
       of 4 years, i.e. until after the AGM of 2013

9.J    Re-appoint Mr. Philippe Naert as an Independent           Mgmt          No Action
       Director within the meaning of and in line
       with the criteria set out in Article 526 TER
       of the Companies Code and in the Corporate
       Governance Code, for a period of 4 years, i.e.
       until after the AGM of 2013

9.K    Appoint Mr. Charles Van Wymeersch for a period            Mgmt          No Action
       of 4 years, i.e. until after the AGM of 2013,
       to replace Mr. Jean-Marie Geradin, whose term
       of office ends when the present AGM has ended

10.    Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KBC GROUPE SA, BRUXELLES                                                                    Agenda Number:  701886155
--------------------------------------------------------------------------------------------------------------------------
        Security:  B5337G162
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  BE0003565737
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the report of the Board of Directors              Non-Voting    No vote
       drawn up in accordance with i) Article 604,
       Paragraph 2, of the Companies Code with a view
       to renewing the authorization to increase the
       capital and ii) Article 604, in conjunction
       with Article 607, of the Companies Code with
       the renewing the authorization to increase
       the capital specified notification from the
       Belgian Banking, Finance and Insurance Commission
       with regard to public bids

2.     Approve to delete the transitional provision              Mgmt          No Action
       in Article 5

3.     Approve to renew the authorization granted to             Mgmt          No Action
       the Board of Directors to increase the capital,
       as currently specified in Articles 7A and 7B
       of the Articles of Association, and increase
       it to EUR 900,000,000, for further period of
       5 years starting from date of publication of
       the amendment to the Articles of Association
       decided upon by the EGM of 30 APR 2009 and
       in this regard at the same time to authorize
       the Board of Directors to determine the dividend
       entitlement of the new shares to be issued;
       amend Articles 7A and 7B of the Articles of
       Association as specified

4.     Approve to renew for a period of 3 years staring          Mgmt          No Action
       from 30 APR 2009 the special authorization
       granted to the Board of Directors, as currently
       set out in Article 7C of the Articles of Association,
       to carry out capital increases subject to the
       limits of the authorization detailed in Articles
       7A and 7B, even after the date receipt of notification
       from the Belgian Banking, Finance and Insurance
       Commission that it has been apprised of a public
       bid for the Securities of the Company

5.     Approve to delete immediately the 1 and 2 Paragraphs      Mgmt          No Action
       of the transitional provision under Article
       7 and to grant authorization to Mr. Paul Mees
       and Mrs. Christel Haverans, each acting individually
       and to delete the other paragraphs of this
       Transitional provision after publication of
       the amendments to the Articles of Association
       decided upon by the EGM of 30 APR 2009

6.     Approve to delete the transitional provisions             Mgmt          No Action
       in Article 10 bis

7.     Approve to renew for a further 3 year period,             Mgmt          No Action
       starting from the date of publication of the
       amendment of the Articles of Association decided
       upon by the EGM of 30 APR 2009, authorization
       contained in the 2 Paragraph of Article 11
       of Articles of Association where by the Board
       of Directors may purchase or sell the Company's
       own shares to prevent the Company suffering
       imminent serious disadvantage

8.     Amend in the 1 Paragraph of Article 24 of the             Mgmt          No Action
       Articles of Association the time at which the
       general meeting starts on the last Thursday
       of APR to 10 A.M.

9.     Grant authority for the implementation of the             Mgmt          No Action
       decisions taken, the coordination of the Articles
       of Association and the completion of the formalities
       relating to the Crossroads Bank for Enterprises
       and the tax authorities




--------------------------------------------------------------------------------------------------------------------------
 KDDI CORPORATION                                                                            Agenda Number:  701972324
--------------------------------------------------------------------------------------------------------------------------
        Security:  J31843105
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3496400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors

6.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KEIO CORPORATION                                                                            Agenda Number:  701988264
--------------------------------------------------------------------------------------------------------------------------
        Security:  J32190126
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3277800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

4.16   Appoint a Director                                        Mgmt          For                            For

4.17   Appoint a Director                                        Mgmt          For                            For

4.18   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL CORPORATION LTD                                                                      Agenda Number:  701860923
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4722Z120
    Meeting Type:  OGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  SG1U68934629
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Receive and adopt the Directors report and audited        Mgmt          For                            For
       financial statements for the year ended 31
       DEC 2008

2.     Declare a final tax-exempt [one-tier] dividend            Mgmt          For                            For
       of 21 cents per share for the YE 31 DEC 2008

3.     Re-elect Mr. Yeo Wee Kiong as a Director, who             Mgmt          For                            For
       retires pursuant to Article 81B of the Company's
       Articles of Association

4.     Re-elect Mr. Choo Chiau Beng who retires pursuant         Mgmt          For                            For
       to Article 81B of the Company's Articles of
       Association

5.     Re-elect Mr. Sven Bang Ullring as a Director              Mgmt          For                            For
       at the conclusion of this AGM pursuant to Section
       153[6] of the Companies Act [Chapter 50] to
       hold office until the conclusion of the next
       AGM of the Company

6.     Approve the remuneration of the Non-Executive             Mgmt          For                            For
       Directors of the Company for the FYE 31 DEC
       2008, comprising the following: a) the payment
       of the Director's fees of an aggregate amount
       of SGD 570,000 in cash; and the award of an
       aggregate number of 14,000 existing ordinary
       shares in the capital of the Company [the 'Remuneration
       Shares'] to Mr. Tony Chew Leong-Chee, Mr. Lim
       Hock San, Mr. Sven Bang Ullring, Tsao Yuan
       Mrs. Lee Soo Ann, Mrs. Oon Kum Loon, Mr. Tow
       Heng Tan and Mr. Yeo Wee Kiong as payment in
       part of their respective remuneration for the
       FYE 31 DEC 2008 as specified and authorize
       the Directors of the Company to instruct a
       3rd party agency to purchase from the market
       14,000 existing shares at such price as the
       Directors may deem fit and deliver the Remuneration
       Shares to each the Non-Executive Director in
       the manner [as specified] and to do all things
       necessary or desirable to give effect to the
       above

7.     Re-appoint the Auditors and authorise the directors       Mgmt          For                            For
       of the Company to fix their Remuneration

8.     Authorize the Board of Directors of the Company,          Mgmt          Against                        Against
       pursuant to Section 161 of the Companies Act,
       Chapter 50 of Singapore, and Article 48A of
       the Company's Articles of Association, to:
       a) i) issue shares in the capital of the Company
       ['Shares'] whether by way of right, bonus or
       otherwise, and including any Capitalization
       pursuant to Article 124 of the Company's Articles
       of Association of any sum for the time being
       standing to the credit of any of the Company's
       reserve accounts or any sum standing to the
       credit of the profit and loss account or otherwise
       available for distribution; and/or ii) make
       or grant offers, agreements or options that
       might or would require Shares to be issued
       [including but not limited to the creation
       and issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into Shares] [collectively 'Instruments'],
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b) [notwithstanding that the
       authority so conferred by this resolution may
       have ceased to be in force] issue Shares in
       pursuance of any Instrument made or granted
       by the Directors while the authority was in
       force, provided that: 1) the aggregate number
       of Shares to be issued pursuant to this resolution
       [including Shares to be issued in pursuance
       of Instruments made or granted pursuant thereto
       and any adjustments effected under any relevant
       Instrument], does not exceed 50% of the issued
       share capital of the Company [as specified],
       of which the aggregate number of Shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including Shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this resolution and
       any adjustments effected under any relevant
       Instrument] does not exceed 10% of the total
       number of shares [excluding treasury shares]
       at any time and upon such terms and conditions
       and for such purpose and to such persons as
       the Directors of the Company may in their absolute
       discretion deem fit; 2) [subject to such manner
       of calculation as may be prescribed by the
       Singapore Exchange Securities Trading Limited['SGX-ST']]
       for the purpose of determining the aggregate
       number of Shares that may be issued [as specified],
       the percentage of issued Shares shall be calculated
       based on the issued Shares in the capital of
       the Company as at the date of the passing of
       this resolution after adjusting for: i) new
       Shares arising from the conversion or exercise
       of convertible securities or employee share
       options or vesting of share awards outstanding
       or subsisting as at the date of the passing
       of this resolution; and ii) any subsequent
       consolidation or sub-division of Shares; 3)
       the 50% limit in sub-paragraph [1][a] above
       may be increased to 100 % for the Company to
       undertake pro rata renounceable rights issues
       [4] in exercising the authority granted under
       this resolution, the Company shall comply with
       the provisions of the Companies Act, the listing
       manual for the time being in force [unless
       such compliance has been waived by the SGX-ST
       and the Articles of Association for the time
       being of the Company in exercising to make
       or grant Instruments [including the making
       of any adjustments under the relevant Instrument],
       the Company shall comply with the provisions
       of the listing manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and [Authority expires at the conclusion of
       the next AGM required by the law]

9.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       or otherwise acquire Shares not exceeding in
       aggregate the Maximum Limit [Maximum Limit
       means that number of issued Shares representing
       10%, of the total number of issued Shares as
       at the date of the last annual general meeting
       or at the date of the passing of this Resolution
       whichever is higher unless the Company has
       effected a reduction of the share capital of
       the Company in accordance with the applicable
       provisions of the Companies Act, at any time
       during the Relevant Period, in which event
       the total number of issued Shares shall be
       taken to be the total number of issued Shares
       as altered excluding any treasury Shares that
       may be held by the Company from time to time],
       at such prices as may be determined by the
       directors of the Company from time to time
       up to the Maximum Price [in relation to a Share
       to be purchased or acquired, means the purchase
       price excluding brokerage, stamp duties, commission,
       applicable goods and services tax and other
       related expenses which is a] in the case of
       a Market Purchase, 105% of the Average Closing
       Price and b] in the case of an Off-Market Purchase
       pursuant to an equal access scheme, 120% of
       the Average Closing Price] to market purchase
       each a Market Purchase on the SGX-S; and/or
       b] off-market purchase each an Off-Market Purchase
       in accordance with any equal access scheme
       as may be determined or formulated by the Directors
       of the Company as they consider fit, which
       scheme shall satisfy all the conditions prescribed
       by the Companies Act; and otherwise in accordance
       with all other laws and regulations, including
       but not limited to, the provisions of the Companies
       Act and listing rules of the SGX-ST as may
       for the time being be applicable, and approved
       generally and unconditionally the Share Purchase
       Mandate [authority expires whichever is earlier
       at the conclusion of next AGM of the Company
       is held or is required by law to be held];
       to complete and do all such acts and things
       including without limitation, executing such
       documents as may be required as they and/or
       he may consider necessary, expedient, incidental
       or in the interests of the Company to give
       effect to the transactions contemplated and/or
       authorised by this Resolution

10.    Authorize the Company, for the purposes of Chapter        Mgmt          For                            For
       9 of the Listing Manual of the SGX-ST, its
       subsidiaries and target associated companies
       as defined in Appendix 2 to this Notice of
       AGM Appendix 2, or any of them, to enter into
       any of the transactions falling within the
       types of Interested person transactions described
       in Appendix 2, with any person who falls within
       the classes of Interested Persons described
       in Appendix 2, provided that such transactions
       are made on normal commercial terms and in
       accordance with the review procedures for Interested
       Person Transactions remuneration. as set out
       in Appendix 2 the IPT Mandate [authority expires
       whichever is earlier at the date that the next
       AGM is held or is required by law to be held]
       to take such action as it deems proper in respect
       of such procedures and/or to modify or implement
       such procedures as may be necessary to take
       into consideration any amendment to Chapter
       9 of the Listing Manual of the SGX-ST which
       may be prescribed by the SGX-ST from time to
       time and 4] the directors of the Company and/or
       any of them to complete and do all such acts
       and things [including, without limitation,
       executing such documents as may be required]
       as they and/or he may consider necessary, expedient,
       incidental or in the interests of the Company
       to give effect to the IPT Mandate and/or this
       resolution

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KERRY GROUP PLC                                                                             Agenda Number:  701908052
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52416107
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  IE0004906560
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the accounts for the YE               Mgmt          For                            For
       31 DEC 2008 and the Directors' and the Auditors'
       reports thereon

2.     Declare a final dividend as recommended by the            Mgmt          For                            For
       Directors

3.ai   Re-elect Mr. Denis Buckley, who retires in accordance     Mgmt          For                            For
       in accordance with the provisions of the Combined
       Code on Corporate Governance

3aii   Re-elect Mr. Michael Dowling, who retires in              Mgmt          For                            For
       accordance in accordance with the provisions
       of the Combined Code on Corporate Governance

3.bi   Re-elect Mr. Gerry Behan, who retires in accordance       Mgmt          Against                        Against
       with Article 102 and Article of Association
       of the Company

3.Ci   Re-elect Mr. Noel Greene, who retires in accordance       Mgmt          For                            For
       in accordance with Article 97 of the Articles
       of Association of the Company

3Cii   Re-elect Mr. Flor Healy, who retires in accordance        Mgmt          For                            For
       in accordance with Article 97 of the Articles
       of Association of the Company

3Ciii  Re-elect Mr. Kevin Kelly, who retires in accordance       Mgmt          For                            For
       in accordance with Article 97 of the Articles
       of Association of the Company

3Civ   Re-elect Mr. Brian Mehigan, who retires in accordance     Mgmt          For                            For
       in accordance with Article 97 of the Articles
       of Association of the Company

4.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

5.     Authorize the Directors to exercise all the               Mgmt          Against                        Against
       powers of the Company to allot relevant securities
       within the meaning of Section 20 of the Companies
       [Amendment] Act 1983; the maximum amount of
       the relevant securities which may be allotted
       under the authority hereby conferred shall
       be the authorized but unissued A ordinary shares
       in the capital of the Company; [Authority shall
       expire on 12 AUG 2010 unless and to extend
       that such is renewed, revoked or extended prior
       to such date]; the Directors may allot relevant
       securities in pursuance of such offer or agreement,
       notwithstanding that the authority hereby conferred
       has expired

S.6    Authorize the Directors, pursuant to Sections             Mgmt          For                            For
       23 and 24(1) of the Companies [Amendment] Act,
       1983 to allot equity securities within the
       meaning of the said Section 23 for cash as
       if Section 23(1) of the said Act did not apply
       to any such allotment; and [Authority shall
       expire on 12 AUG 2010 unless and to extend
       that such is renewed, revoked or extended prior
       to such date] and the Directors may allot equity
       securities in pursuance of such an offer or
       agreement as if the power conferred by this
       Paragraph had not expired and provided that
       the maximum amount of equity securities [within
       the meaning of the said Section 23] which may
       be allotted under this authority shall not
       exceed in aggregate the equivalent of 5% of
       the issued A ordinary share capital of the
       Company at the date hereof

S.7    Authorize the Company to purchase A ordinary              Mgmt          For                            For
       shares on the market [Section 212 of the Companies
       Act 1990], in the manner provided for in Article
       13A of the Articles of Association of the Company,
       up to a maximum of 5% of the A ordinary share
       in issue at the date of passing of this resolution;
       [Authority expires at the end of the next AGM
       in 2010]




--------------------------------------------------------------------------------------------------------------------------
 KERRY PPTYS LTD HONG KONG                                                                   Agenda Number:  701769688
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  SGM
    Meeting Date:  08-Dec-2008
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'FOR' OR 'AGAINST' ONLY FOR RESOLUTION
       NUMBER 1. THANK YOU

1.     Approve and ratify the Supplemental Agreement             Mgmt          For                            For
       [as specified]; and authorize the Board of
       Directors of the Company to take all such actions
       as it considers necessary or desirable to implement
       the Supplemental Agreement and the transactions,
       for the purposes of this resolution, the terms
       Supplemental Agreement and transactions shall
       have the same definitions as defined in the
       circular to the shareholders of the Company
       dated 18 NOV 2008

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KERRY PPTYS LTD HONG KONG                                                                   Agenda Number:  701831489
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  SGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR THE RESOLUTION
       THANK YOU.

1.     Approve the Master Joint Venture Agreement;               Mgmt          For                            For
       and authorize the Board to take all such actions
       as it considers necessary or desirable to implement
       the Master Joint Venture Agreement and the
       transactions




--------------------------------------------------------------------------------------------------------------------------
 KERRY PPTYS LTD HONG KONG                                                                   Agenda Number:  701878893
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.a    Re-elect Mr. Ma Wing Kai, William as a Director           Mgmt          Against                        Against

3.b    Re-elect Mr. Lau Ling Fai, Herald as a Director           Mgmt          For                            For

3.c    Re-elect Mr. Tse Kai Chi as a Director                    Mgmt          Against                        Against

4.     Approve to fix Directors' fees [including fees            Mgmt          For                            For
       payable to members of the audit and remuneration
       committees]

5.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Directors of the Company
       to fix its remuneration

6.a    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       share capital of the Company and make or grant
       offers, agreements, options and other rights,
       or issue warrants and other securities including
       bonds, debentures and notes convertible into
       shares of the Company during and after the
       relevant period, a) not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       of this resolution; and b) the nominal amount
       of any share capital repurchased by the Company
       subsequent to the passing of this resolution
       [up to a maximum equivalent to 10% of the aggregate
       nominal amount of the issued share capital
       of the Company], otherwise than pursuant to
       i) a rights issue; or ii) the exercise of any
       option under any share option scheme or similar
       arrangement; or iii) any scrip dividend or
       similar arrangement; or iv) any adjustment,
       after the date of grant or issue of any options,
       rights to subscribe or other securities referred
       to the above, in the price at which shares
       in the Company shall be subscribed, and/or
       in the number of shares in the Company which
       shall be subscribed, on exercise of relevant
       rights under such options, warrants or other
       securities, such adjustment being made in accordance
       with or as contemplated by the terms of such
       options, rights to subscribe or other securities;
       or v) a specified authority granted by the
       shareholders of the Company in general meeting;
       [Authority expires by the conclusion of the
       next AGM of the Company as required by the
       Bye-laws of the Company or any other applicable
       laws of Bermuda to be held]

6.b    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing of this resolution; [Authority
       expires by the conclusion of the next AGM of
       the Company as required by the Bye-laws of
       the Company or any other applicable laws of
       Bermuda to be held]

6.c    Approve, that conditional upon the passing of             Mgmt          For                            For
       Resolution 6B, the general mandate granted
       to the Directors of the Company, [pursuant
       to Resolution 6A] and for the time being in
       force to exercise the powers of the Company
       to allot shares be and is hereby extended by
       the addition to the aggregate nominal amount
       of the share capital which may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to such general mandate of an amount
       representing the aggregate nominal amount of
       the share capital repurchased by the Company
       pursuant to Resolution 6B

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701678572
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  SGM
    Meeting Date:  04-Sep-2008
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.I    Re-elect Mr. Kuok Khoon Chen as a Director                Mgmt          For                            For

1.II   Re-elect Ms. Wong Yu Pok, Marina as a Director            Mgmt          For                            For

2.     Ratify and approve the Master Joint Venture               Mgmt          For                            For
       [as specified] and the transactions and authorize
       the Board of Directors of the Company to take
       all such actions as it considers necessary
       or desirable to implement the Master Joint
       Venture Agreement and the transactions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KESA ELECTRICALS PLC, LONDON                                                                Agenda Number:  701674358
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5244H100
    Meeting Type:  AGM
    Meeting Date:  10-Sep-2008
          Ticker:
            ISIN:  GB0033040113
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       financial statements of the Company for the
       YE 30 APR 2008 together with the report of
       the Auditors

2.     Re-appoint PricewaterhouseCoopers LLP, the retiring       Mgmt          For                            For
       Auditors, and authorize the Directors to determine
       their remuneration

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 30 APR 2008

4.     Declare a final dividend of 3.6 pence per ordinary        Mgmt          For                            For
       share

5.     Re-appoint Mr. Peter Wilson as a Director, who            Mgmt          For                            For
       retires under Article 107 of the Company's
       Articles of Association

6.     Re-appoint Mr. Andrew Robb as a Director, who             Mgmt          For                            For
       retires under Article 107 of the Company's
       Articles of Association

7.     Re-appoint Mr. Michael Brossard as a Director,            Mgmt          For                            For
       who retires under Article 107 of the Company's
       Articles of Association

8.     Authorize the Directors to allot relevant securities      Mgmt          For                            For
       for the purpose of Section 80 of the Companies
       Act 1985

9.     Authorize the Company to make donations to European       Mgmt          For                            For
       Union [EU] Political Organizations and incur
       EU political expenditure

10.    Authorize the Directors to allot equity securities        Mgmt          For                            For
       for cash in accordance with the provisions
       of Section 95(1) of the Companies Act 1985

11.    Authorize the Purchase of own shares in accordance        Mgmt          For                            For
       with Section 166 of the Companies Act 1985

12.    Amend the Articles of the Association of the              Mgmt          For                            For
       Company




--------------------------------------------------------------------------------------------------------------------------
 KESKO CORP, HELSINKI                                                                        Agenda Number:  701838217
--------------------------------------------------------------------------------------------------------------------------
        Security:  X44874109
    Meeting Type:  OGM
    Meeting Date:  30-Mar-2009
          Ticker:
            ISIN:  FI0009000202
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Opening of the meeting                                    Mgmt          Abstain                        Against

2.     Calling the meeting to order                              Mgmt          Abstain                        Against

3.     Election of the persons to scrutinise the minutes         Mgmt          Abstain                        Against
       and to Supervise the counting of votes

4.     Recording the legality of the meeting                     Mgmt          Abstain                        Against

5.     Recording the attendance at the meeting and               Mgmt          Abstain                        Against
       adoption of the list of votes

6.     Review by the President and CEO                           Mgmt          Abstain                        Against

7.     Presentation of the 2008 financial statements,            Mgmt          Abstain                        Against
       the report of the Board of Directors and the
       Auditors' report

8.     Adopt the financial statements and the consolidated       Mgmt          Abstain                        Against
       financial statements

9.     Approve that a dividend of EUR 1.00 per share             Mgmt          For                            For
       be paid for the year 2008 on the basis of the
       adopted balance sheet; the dividend is paid
       to shareholders registered in the company's
       register of shareholders kept by Euroclear
       Finland Ltd on 02 APR 2009; that the dividend
       pay date be 09 APR 2009; and, that EUR 300,000
       be reserved for charitable donations

10.    Grant discharge to the Board Members and the              Mgmt          Abstain                        Against
       Managing Director from liability

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       approve that the Chair of the Board is paid
       an annual fee of EUR 80,000, the Deputy Chair
       of the Board EUR 50,000, and a Member of the
       Board EUR 37,000; A meeting fee of EUR 500
       per meeting be paid for a Board meeting and
       its Committee's meeting, with the exception
       that the Chair of a Committee who is not the
       Chair or the Deputy Chair of the Board is paid
       EUR 1,000 per Committee meeting

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       approve that the Number of Members of the Board
       of Directors be 7

13.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       elect Messrs. Heikki Takamaki, Seppo Paatelainen,
       Maarit Nakyva, Ilpo Kokkila, Esa Kiiskinen,
       Mikko Kosonen and Rauno Torronen as the Members
       of Board of Directors

14.    Approve that the Auditor's fee be paid and expenses       Mgmt          For                            For
       reimbursed according to invoice approved by
       the Company

15.    Elect PricewaterhouseCoopers OY, Authorized               Mgmt          For                            For
       Public Accountants, as the Auditors of the
       Company, who have announced Mr. Johan Kronberg,
       APA, to be the Auditor with principal responsibility

16.    Amend Article 9 of the Articles of Association            Mgmt          For                            For

17.    Authorize the Board of Directors to decide about          Mgmt          Against                        Against
       the issuance of new B shares; the new B shares
       could be issued against payment in a directed
       issue either to the Company's shareholders
       in proportion to their existing shareholdings
       regardless of whether they consist of A or
       B shares, or, deviating from the shareholder's
       pre-emptive right, in order for the issued
       shares to be used as consideration in possible
       company acquisitions, other company business
       arrangements, or to finance investments; the
       Company must have a weighty financial reason
       for deviating from the pre-emptive right; the
       number of new B shares issued could be 20,000,000
       at the maximum; the subscription price of the
       new shares would be recognized in the reserve
       of invested non-restricted equity; the authorization
       would also include an authorization for the
       Board of Directors to decide about share subscription
       price, to issue shares against non-cash consideration,
       and to decide about other matters relating
       to share issues; [Authority would be valid
       until 30 MAR 2012]; the validity of the share
       issue authorization in force at the date of
       this notice will expire on 26 MAR 2009

18.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KEYENCE CORPORATION                                                                         Agenda Number:  701997059
--------------------------------------------------------------------------------------------------------------------------
        Security:  J32491102
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3236200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations,  Expand Business
       Lines,    Adopt Restriction to the Rights for
       Odd-Lot Shares

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KINDEN CORPORATION                                                                          Agenda Number:  702001140
--------------------------------------------------------------------------------------------------------------------------
        Security:  J33093105
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3263000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

4.16   Appoint a Director                                        Mgmt          For                            For

4.17   Appoint a Director                                        Mgmt          For                            For

5      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KINGFISHER PLC                                                                              Agenda Number:  701936544
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5256E441
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  GB0033195214
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Annual Report and Accounts          Mgmt          For                            For
       for 2009

2.     Approve the Directors' Remuneration Report for            Mgmt          For                            For
       2009

3.     Grant authority for the payment of the final              Mgmt          For                            For
       dividend

4.     Elect Mr. Kevin O'Byrne as a Director                     Mgmt          For                            For

5.     Re-elect Mr. Phil Bentley as a Director                   Mgmt          For                            For

6.     Re-elect Mr. John Nelson as a Director                    Mgmt          For                            For

7.     Re-elect Mr. Michael Hepher as a Director                 Mgmt          For                            For

8.     Re-appoint the Auditors                                   Mgmt          For                            For

9.     Authorize the Directors to agree the Auditors'            Mgmt          For                            For
       remuneration

10.    Approve to increase in authorized share capital           Mgmt          For                            For

11.    Authorize the Directors to allot shares                   Mgmt          For                            For

12.    Authorize the Company to make political donations         Mgmt          For                            For

S.13   Approve to disapply pre-emption rights                    Mgmt          For                            For

S.14   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.15   Grant authority for the calling of a general              Mgmt          Against                        Against
       meeting, other than an AGM, on 14 days' notice

S.16   Grant authority for the deletion of the Company's         Mgmt          For                            For
       objects with effect from 01 OCT 2009




--------------------------------------------------------------------------------------------------------------------------
 KINTETSU CORPORATION                                                                        Agenda Number:  702005390
--------------------------------------------------------------------------------------------------------------------------
        Security:  J33136128
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3260800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KIRIN HOLDINGS COMPANY,LIMITED                                                              Agenda Number:  701829268
--------------------------------------------------------------------------------------------------------------------------
        Security:  497350108
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  JP3258000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KLEPIERRE (EX-COMPAGNIE FONCIERE KLEPIERRE), PARIS                                          Agenda Number:  701829802
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5396X102
    Meeting Type:  EGM
    Meeting Date:  09-Apr-2009
          Ticker:
            ISIN:  FR0000121964
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve to accept the consolidated financial              Mgmt          For                            For
       statements and statutory reports

O.3    Approve the Auditors' special report regarding            Mgmt          Abstain                        Against
       related-party transactions

O.4    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 1.25 per share

O.5    Approve the Stock Dividend Program                        Mgmt          For                            For

O.6    Re-elect Mr. Bertrand Jacquillat as a Supervisory         Mgmt          For                            For
       Board Member

O.7    Re-elect Mr. Bertrand Letamendia as a Supervisory         Mgmt          For                            For
       Board Member

O.8    Re-elect Mr. Philippe Thel as a Supervisory               Mgmt          For                            For
       Board Member

O.9    Appoint Mr. Michel Clair as a Supervisory Board           Mgmt          For                            For
       Member

O.10   Appoint Mrs. Sarah Roussel as a Supervisory               Mgmt          For                            For
       Board Member

O.11   Grant authority for the repurchase of up to               Mgmt          For                            For
       10% of issued share capital

E.12   Approve to reduce the share capital via cancellation      Mgmt          For                            For
       of repurchased shares

E.13   Grant authority for the issuance of equity or             Mgmt          For                            For
       equity-linked securities with preemptive rights
       up to aggregate nominal amount of EUR 60 millions

E.14   Grant authority for the issuance of equity or             Mgmt          Against                        Against
       equity-linked securities without preemptive
       rights up to aggregate nominal amount of EUR
       60 millions

E.15   Authorize the Board to set issue price annually           Mgmt          For                            For
       for 10% of issued capital per year pursuant
       to issue authority without preemptive rights

E.16   Authorize the Board to increase capital in the            Mgmt          Against                        Against
       event of additional demand related to issuances
       with or without preemptive rights submitted
       to shareholder vote

E.17   Grant authority for the capital increase of               Mgmt          For                            For
       up to 10% of issued capital for future acquisitions

E.18   Grant authority for the capitalization of reserve         Mgmt          For                            For
       of up to EUR 100 million for bonus issue or
       increase in par value

E.19   Approve the employee saving related Share Purchase        Mgmt          For                            For
       Plan

E.20   Grant authority up to 0.5% of issued capital              Mgmt          For                            For
       for use in Restricted Stock Plan

E.21   Grant authority up to 1% of issued capital for            Mgmt          For                            For
       use in Stock Option Plan

E.22   Approve to set Global Limit for capital increase          Mgmt          For                            For
       to result from all issuance requests at EUR
       100 million

E.23   Grant authority for the filling of required               Mgmt          For                            For
       documents/other formalities




--------------------------------------------------------------------------------------------------------------------------
 KLOECKNER & CO. SE, DUISBURG                                                                Agenda Number:  701910045
--------------------------------------------------------------------------------------------------------------------------
        Security:  D40376101
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  DE000KC01000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and group annual report as well
       as the report by the Board of Managing Directors
       pursuant to Sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 17,699, 907.99 as follows: the
       distributable profit shall be carried forward

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2009 FY,              Mgmt          For                            For
       the interim report and the review of the interim
       financial statements: KPMG Hartkopf + Rentrop
       Treuhand KG, Cologne

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Board of Managing Directors shall
       be authorized to acquire shares of the Company
       of up to 10% of its share capital, at prices
       not deviating more than 10% from the market
       price of the shares, on or before 25 NOV 2010,
       the Board of Managing Directors shall be authorized
       to retire the shares, exclude shareholders
       subscription rights if the shares are sold
       through the stock exchange and for residual
       amounts or to dispose of the shares in a manner
       other than the stock exchange or a rights offering
       if the shares are sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes and for the fulfillment
       of option or conversion rights

7.     Resolution on the authorization to issue convertible      Mgmt          For                            For
       and/or warrant bonds, the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bearer bonds
       of up to EUR 350,000,000, having a term of
       up to 20 years and conferring a conversion
       or option right for shares of the Company,
       on or before 25 MAY 2014, shareholders shall
       be granted subscription rights, except for
       the issue of bonds at a price not materially
       below their theoretical market value, for residual
       amounts, and in order to grant such rights
       to holders of conversion and Option Rights

8.     Creation of contingent capital, and the correspondence    Mgmt          For                            For
       amendment to the articles of Association, the
       Company's share capital shall be increased
       by up to EUR 11,625,000 through the issue of
       up to 4,650,000 new registered shares, insofar
       as conversion or option rights granted pursuant
       to Item 7 of this agenda are exercised [contingent
       capital 2009]




--------------------------------------------------------------------------------------------------------------------------
 KOBE STEEL,LTD.                                                                             Agenda Number:  701982553
--------------------------------------------------------------------------------------------------------------------------
        Security:  J34555144
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3289800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 KOMATSU LTD.                                                                                Agenda Number:  701982161
--------------------------------------------------------------------------------------------------------------------------
        Security:  J35759125
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3304200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations,   Adopt Reduction
       of Liability System for Outside Directors,
       Adopt Reduction of Liability System for Outside
       Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Payment of Bonuses to Directors                   Mgmt          Against                        Against

6.     Giving the Board of Directors the Authority               Mgmt          For                            For
       to Issue Stock Acquisition Rights as Stock
       Options to Employees of the Company and Directors
       of Major Subsidiaries of the Company




--------------------------------------------------------------------------------------------------------------------------
 KONE OYJ                                                                                    Agenda Number:  701803529
--------------------------------------------------------------------------------------------------------------------------
        Security:  X4551T105
    Meeting Type:  AGM
    Meeting Date:  23-Feb-2009
          Ticker:
            ISIN:  FI0009013403
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss Board's             Mgmt          For                            For
       proposal to pay a dividend of EUR 0.65 per
       share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the number of Board Members                       Mgmt          For                            For

1.5    Approve the remuneration of Board Members                 Mgmt          For                            For

1.6    Approve the number of Auditor[s]                          Mgmt          For                            For

1.7    Approve the remuneration of the Auditor[s]                Mgmt          For                            For

1.8    Elect Messrs. M. Alahuhta, A. Brunila, R. Hanhinen,       Mgmt          For                            For
       A. Herlin, S. Hamalainen-Lindfors, J. Kaskeala,
       S. Kimura and S. Pietikainen as the Board Members
       and Mr. J. Herlin as the Deputy Member

1.9    Elect the Auditor[s]                                      Mgmt          For                            For

2.     Authorize the Board of Directors to decide on             Mgmt          For                            For
       acquiring Company's own shares




--------------------------------------------------------------------------------------------------------------------------
 KONICA MINOLTA HOLDINGS, INC.                                                               Agenda Number:  701977312
--------------------------------------------------------------------------------------------------------------------------
        Security:  J36060119
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3300600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE AHOLD NV                                                                        Agenda Number:  701868943
--------------------------------------------------------------------------------------------------------------------------
        Security:  N0139V142
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  NL0006033250
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 01 APR 09. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Report of the Corporate Executive Board for               Non-Voting    No vote
       financial year 2008

3      Explanation of policy on additions to reserves            Non-Voting    No vote
       and dividend

4.     Adopt the 2008 financial statements                       Mgmt          No Action

5.     Approve the dividend over financial year2008              Mgmt          No Action

6.     Grant discharge of liability of the Members               Mgmt          No Action
       of the Corporate Executive Board

7.     Grant discharge of liability of the Members               Mgmt          No Action
       of the Supervisory Board

8.     Appoint Mr. L Benjamin as a Member of the Corporate       Mgmt          No Action
       Executive Board, with effect from 28 APR 2009

9.     Appoint Mrs. S.M. Shern for a new term as a               Mgmt          No Action
       Member of the Supervisory Board, with   effect
       from 28 APR 2009

10.    Appoint Mr. D.C. Doijer for a new term as a               Mgmt          No Action
       Member of the Supervisory Board, with effect
       from 28 APR 2009

11.    Appoint Mr. B.J Noteboom as a Member of the               Mgmt          No Action
       Supervisory Board, with effect from 28 APR
       2009

12.    Appoint Deloitte as the Accountants B.V. as               Mgmt          No Action
       a External Auditors of the Company for   financial
       year 2009

13.    Authorize the Corporate Executive Board for               Mgmt          No Action
       a period of 18 months, that is until and including
       28 OCT 2010 to issue common shares or grant
       rights

14.    Authorize the Corporate Executive Board for               Mgmt          No Action
       a period of 18 months, that is until and including
       28 OCT 2010 to restrict or exclude

15.    Authorize the Corporate Executive Board for               Mgmt          No Action
       a period of 18 months, that is until and including
       28 OCT 2010 to acquire shares

16.    Approve to cancel common shares in the share              Mgmt          No Action
       capital of the Company held or to be acquired
       by the Company

17.    Closing                                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN BLOCKING INDICATOR. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE BAM GROEP NV                                                                    Agenda Number:  701885040
--------------------------------------------------------------------------------------------------------------------------
        Security:  N0157T177
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  NL0000337319
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 544482 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING.  THANK YOU.

1.     Call to order and announcements                           Non-Voting    No vote

2.A    Discussion of the report by the Executive Board           Non-Voting    No vote

2.B    Discussion of the report by the Supervisory               Non-Voting    No vote
       Board

2.C    Adopt the annual accounts 2008                            Mgmt          For                            For

3.     Adopt the dividend                                        Mgmt          For                            For

4.     Grant discharge to the Members of the Executive           Mgmt          For                            For
       Board for their Management for the FY 2008

5.     Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board for their Supervision of the Executive
       Board's Management for the FY 2008

6.     Ratification of the supervision exercised by              Non-Voting    No vote
       the Member's of the Supervisory Board during
       the FY 2008 in respect of the executive Board's
       conduct of the Business

7.A    Authorize the Executive Board to issue and grant          Mgmt          For                            For
       rights to acquire ordinary shares and Class
       F preference shares

7.B    Authorize the Executive Board to issue and grant          Mgmt          Against                        Against
       rights to acquire Class B preference shares

7.C    Authorize the Executive Board to restrict or              Mgmt          For                            For
       exclude the pre-emptive rights for ordinary
       shares

8.A    Authorize the Executive Board in respect of               Mgmt          For                            For
       acquisition by the Company of ordinary shares
       in its own capital

8.B    Authorize the Executive Board in respect of               Mgmt          For                            For
       acquisition by the Company of Class F preference
       shares in its own Capital

9.A    Approve to maintain the 'structure regime'                Mgmt          Against                        Against

9.B    Approve to change the 'structure regime' in               Mgmt          For                            For
       a mitigated regime

9.C    Approve to abandon the 'structure regime'                 Mgmt          Against                        Against

10.A   Re-appoint Mr. A Baar as a Member of the Supervisory      Mgmt          For                            For
       Board

10.B   Appoint Mr. H. Scheffers as a Member of the               Mgmt          For                            For
       Supervisory Board

11.    Executive Board: announcement of the proposed             Non-Voting    No vote
       appointment of Mr. M. J. Rogers as a Member
       of the Executive Board

12.    Re-appoint the External Auditor                           Mgmt          For                            For

       Any other business                                        Non-Voting    No vote

       Closure of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE DSM NV                                                                          Agenda Number:  701842494
--------------------------------------------------------------------------------------------------------------------------
        Security:  N5017D122
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  NL0000009827
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 541921 DUE TO ADDITIONAL OF RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Annual report for 2008 by the Managing Board              Non-Voting    No vote

3.     Adoption of the financial statements for 2008             Mgmt          For                            For

4.a    Reserve policy and dividend policy                        Non-Voting    No vote

4.b    Adoption of the dividend for 2008                         Mgmt          For                            For

5.a    Release from liability of the Members of the              Mgmt          For                            For
       Managing Board

5.b    Release from liability of the Members of the              Mgmt          For                            For
       Supervisory Board

6.a    Re-appointment of Mr. P. Hochuli as a Member              Mgmt          For                            For
       of the Supervisory Board

6.b    Re-appointment of Mr. C. Sonder as a Member               Mgmt          For                            For
       of the Supervisory Board

7.     Withdrawn                                                 Non-Voting    No vote

8.a    Extension of the period during which the Managing         Mgmt          For                            For
       Board is authorized to issue ordinary shares

8.b    Extension of the period during which the Managing         Mgmt          For                            For
       Board is authorized to limit or exclude the
       preferential right when issuing ordinary shares

9.     Authorization of the Managing Board to have               Mgmt          For                            For
       the Company repurchase shares

10.    Reduction of the issued capital by cancelling             Mgmt          For                            For
       shares

11.    Amendment to Articles of Association                      Mgmt          For                            For

12.    Any other business                                        Non-Voting    No vote

13.    Closure                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE KPN NV                                                                          Agenda Number:  701836681
--------------------------------------------------------------------------------------------------------------------------
        Security:  N4297B146
    Meeting Type:  OGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  NL0000009082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 16 MAR 2009 SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Opening and announcements                                 Non-Voting    No vote

2.     Report by the Board of Management for the FY              Non-Voting    No vote
       2008

3.     Adopt Koninklijke KPN N.V.'s financial statements         Mgmt          No Action
       for the FY 2008

4.     Under this agenda item the Board of Management            Non-Voting    No vote
       will give an explanation of the financial,
       dividend and reservation policy of Koninklijke
       KPN N.V., as outlined in the annual report
       over the FY 2008

5.     Approve to allocate an amount of EUR 312 million          Mgmt          No Action
       out of the profit to the other reserves; the
       remaining part of the profit over 2008, amounting
       to EUR 1,020 million, is available for distribution
       as dividend; in August 2008, an interim dividend
       of EUR 0.20 per ordinary share was paid to
       all holders of ordinary shares, amounting to
       a total of EUR 344 million therefore, the remaining
       part of the profit over 2008, which is available
       for distribution as final dividend, amounts
       to EUR 676 million; to determine the total
       dividend over 2008 at EUR 0.60 per ordinary
       share, after deduction of the interim dividend
       of EUR 0.20 per ordinary share, the final dividend
       will be EUR 0.40 per ordinary share, subject
       to the provisions of Article 37 of the Articles
       of Association, the 2008 final dividend will
       become payable as of 21 APR 2009, which is
       8 working days after the date of the general
       meeting of Shareholders

6.     Grant discharge to the Members of the Board               Mgmt          No Action
       Management from all liability in relation to
       the exercise of their duties in the FY 2008,
       to the extent that such exercise is apparent
       from the financial statements or has been otherwise
       disclosed to the general meeting of Shareholders
       prior to the approval of the financial statements

7.     Grant discharge to the Members of the Supervisory         Mgmt          No Action
       Board from all liability in relation to the
       exercise of their duties in the FY 2008, to
       the extent that such exercise is apparent from
       the financial statements or has been otherwise
       disclosed to the general meeting of Shareholders
       prior to the approval of the financial statements

8.     Appoint PricewaterhouseCoopers Accountants N.V.,          Mgmt          No Action
       to the audit financial statements for the FY
       2009 as the Auditor

9.     Opportunity to make recommendations for the               Non-Voting    No vote
       appointment of Mr. A.H.J. Risseeuw and Mrs.
       M.E. Van Lier Lels are due to step down from
       the Supervisory Board at the end of this general
       meeting of Shareholders as they have reached
       the end of their 4 year term of office, Mr.
       Eustace stepped down at the 2008 AGM and decided
       not to stand for reappointment, the Supervisory
       Board's intention to fill in the vacancy at
       this AGM was announced during last year's general
       meeting of shareholders, the vacancies arising
       must be filled in accordance with the profile
       of the Supervisory Board, in particular, candidates
       should either have extensive knowledge of and
       expertise in financial and auditing matters,
       on relevant technology, and/or on public policy,
       furthermore, candidates should have sufficient
       experience in (inter) national business, Mr.
       Risseeuw and Mrs. Van Lier Lels have both indicated
       their availability for reappointment; the general
       meeting of Shareholders has the opportunity
       to put forward recommendations for the vacancies

10.    Re-appoint Mr. A.H.J. Risseeuw as a Member of             Mgmt          No Action
       the Supervisory Board, the Board of Management
       and the Central Works Council support the nomination,
       Mr. Risseeuw complies with the requirements
       of the profile of the Supervisory Board and
       the specific requirements as specified in particular
       as to his extensive experience in and knowledge
       of telecommunications / ICT industries, it
       is therefore proposed to the general meeting
       of Shareholders to appoint Mr. Risseeuw in
       accordance with this nomination; the details
       required under the Article 142 [3] of Book
       2 of the Dutch Civil Code are attached to these
       notes

11.    Re-appoint Mrs. M.E. Van Lier Lels as a Member            Mgmt          No Action
       of the Supervisory Board, the nomination for
       this position was subject to the enhanced right
       of recommendation of the Central Works Council,
       which recommended Mrs. Van Lier Lels nomination,
       the Board of Management also supports the nomination.
       Mrs. Van Lier Lels complies with the requirements
       of the profile of the Supervisory Board and
       the specific requirements as specified in particular
       as to her extensive knowledge of and experience
       with relations between all stakeholders within
       large companies and her involvement in major
       developments in Dutch society from both a social
       economic and a political perspective it is
       therefore proposed to the general meeting of
       Shareholders to appoint Mrs. Van Lier Lels
       in accordance with this nomination the details
       required under Article 142 [3] of Book 2 of
       the Dutch Civil Code are attached to these
       notes

12.    Appoint Mr. R.J. Routs former executive Board             Mgmt          No Action
       Member at Royal Dutch Shell Plc, as a Member
       of Supervisory Board, the Board of Management
       and the Central Works Council support the nomination,
       Mr. Routs complies with the requirements of
       the profile of the Supervisory Board and the
       specific requirements as specified in particular
       as to his technical background and his broad
       experience in managing a leading international
       Company, it is therefore proposed to the general
       meeting of Shareholders to appoint Mr. Routs
       in accordance with this nomination the details
       required under Article 142 [3] of Book 2 of
       the Dutch Civil Code are attached to these
       notes

13.    Appoint Mr. D.J. Haank, Chief Executive Officer           Mgmt          No Action
       of Springer Science+Business Media, as a Member
       of the Supervisory Board, the Board of Management
       and the Central Works Council support the nomination,
       Mr. Haank complies with the requirements of
       the profile of the Supervisory Board and the
       specific requirements as specified, in particular
       as to his knowledge of and experience with
       the application of ICT/Internet in the international
       publishing business, it is therefore proposed
       to the general meeting of Shareholders to appoint
       Mr. Haank in accordance with this nomination
       the details required under Article 142 [3]
       of Book 2 of the Dutch Civil Code are attached
       to these notes

14.    At the closure of the AGM of shareholders in              Non-Voting    No vote
       2010, Mr. D.I. Jager will step down since he
       has then reached the end of his 4 year term
       of office

15.    Authorize the Board of Management to acquire              Mgmt          No Action
       the Company's own ordinary shares, the number
       of shares to be acquired shall be limited by
       the maximum percentage of shares that the Company
       by law or by virtue of its Articles of Association
       may hold in its own capital at any moment,
       taking into account the possibility to cancel
       the acquired shares as proposed under agenda
       item 16 in practice, this will mean that the
       Company may acquire up to 10% of its own issued
       shares, cancel these shares, and acquire a
       further 10% the shares may be acquired on the
       stock exchange or through other means at a
       price per share of at least EUR 0.01 and at
       most the highest of the Quoted Share Price
       plus 10% and, if purchases are made on the
       basis of a programme entered into with a single
       counterparty or using a financial intermediary,
       the average of the Volume Weighted Average
       Share Prices during the course of the programme
       the Quoted Share Price is defined as the average
       of the closing prices of KPN shares as reported
       in the official price list of Euronext Amsterdam
       N.V. over the 5 trading days prior to the acquisition
       date the Volume Weighted Average Share Price
       is defined as the volume weighted average price
       of trades in KPN shares on Euronext Amsterdam
       N.V. between 9:00 am (CET) and 5:30 pm (CET)
       adjusted for block, cross and auction trades
       resolutions to acquire the Company's own shares
       are subject to the approval of the Supervisory
       Board [Authority expire after a period of 18
       months or until 07 OCT 2010]

16.    Approve to reduce the issued capital through              Mgmt          No Action
       cancellation of shares, the number of shares
       that will be cancelled following this resolution,
       will be determined by the Board of Management
       it is restricted to a maximum of 10% of the
       issued capital as shown in the annual accounts
       for the FY 2008 only shares held by the Company
       may be cancelled each time the amount of the
       capital reduction will be stated in the resolution
       of the Board of Management that shall be filed
       at the Chamber of Commerce in The Hague furthermore,
       it is proposed to cancel the shares that the
       Company has acquired until 03 APR 2009, inclusive
       in the context of its current share repurchase
       program, which number will be reported at the
       meeting

17.    Any other business and closure of the meeting             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KUBOTA CORPORATION                                                                          Agenda Number:  701984886
--------------------------------------------------------------------------------------------------------------------------
        Security:  J36662138
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3266400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Reduce Board
       Size to 10, Adopt an Executive Officer System

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Amend the Compensation to be received by Directors        Mgmt          For                            For

6.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 KURARAY CO.,LTD.                                                                            Agenda Number:  701974657
--------------------------------------------------------------------------------------------------------------------------
        Security:  J37006137
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3269600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 KYOCERA CORPORATION                                                                         Agenda Number:  701990889
--------------------------------------------------------------------------------------------------------------------------
        Security:  J37479110
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3249600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6.     Amend the Compensation to be received by Directors        Mgmt          For                            For
       and Corporate Auditor

7.     Approve Retirement Allowance for Retiring Directors,      Mgmt          For                            For
       and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 KYUSHU ELECTRIC POWER COMPANY,INCORPORATED                                                  Agenda Number:  701991083
--------------------------------------------------------------------------------------------------------------------------
        Security:  J38468104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3246400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Expand Business Lines, Allow           Mgmt          For                            For
       Use of Electronic Systems for Public Notifications,
       Approve Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6.     Shareholders' Proposals: Amend Articles to (1)            Shr           Against                        For
       Require establishment of a committee for aging
       nuclear power plants

7.     Shareholders' Proposals: Amend Articles to (2)            Shr           Against                        For
       Require declaration of no additional nuclear
       power plants

8.     Shareholders' Proposals: Amend Articles to (3)            Shr           Against                        For
       Require freezing plutonium thermal use plan

9.     Shareholders' Proposals: Amend Articles to (4)            Shr           Against                        For
       Require establishment of a committee to revise
       nuclear fuel cycle




--------------------------------------------------------------------------------------------------------------------------
 L'AIR LIQUIDE, PARIS                                                                        Agenda Number:  701819279
--------------------------------------------------------------------------------------------------------------------------
        Security:  F01764103
    Meeting Type:  MIX
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  FR0000120073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statements for the YE 31 DEC 2008,
       as presented showing net income of EUR 695,133,673.00

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY in the
       form presented to the meeting

O.3    Approve the income for the FY: EUR 695,133,673.00         Mgmt          For                            For
       legal reserve, EUR 10,243,183.00 retained earnings:
       EUR 298,208,024.00, distributable income: EUR
       983,098,514.00 and the recommendations of the
       Board of Directors and resolves that the distributable
       income for the FY be appropriated as follows:
       retained earnings: EUR 381,069,942.00, dividends:
       EUR 602,028,572.00 and receive a net dividend
       of EUR 2.25 per share, and will entitle to
       the 40% deduction provided by the French tax
       code, this dividend will be paid on 18 MAY
       2009 as required By Law, it is reminder that,
       for the last 3 FY's the dividends paid, were
       as follows: ordinary dividend: EUR 3.85 and
       EUR 0.38 for the loyalty dividend for FY 2005,
       dividends entitled to the 40% deduction provided
       by the French Tax code ordinary dividend: EUR
       4.00 and EUR 0.40 for the loyalty dividend
       for FY 2006, dividends entitled to the 40%
       deduction provided by the French Tax Code ordinary
       dividend: EUR 2.25 and EUR 0.22 for the loyalty
       dividend for FY 2007, dividends entitled to
       the 40% deduction provided by the French Tax
       Code; A 10% dividend increase, I.E EUR 0.22
       per share of a par value EUR 5.50 is granted
       to the registered shares existing on 31 DEC
       2006 till 18 MAY 2009, this dividends is entitled
       to the 40% to deduction provided by the French
       Tax code; total amount of the dividend increase
       for the 67,969,494 shares registered existing
       on 31 DEC 2006 till 31 DEC 2008; EUR 14,953,289.00

O.4    Authorize the Board of Director's to buy back             Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 165.00 per share of a par
       value of EUR 5.50, maximum number of shares
       to be acquired: 10% of the share capital, I.E.26,092,234
       shares, maximum funds invested in the share
       buybacks: EUR 4,305,218,610.00; [authority
       expires at the end of the 18- month period]
       it supersedes the fraction unused of the authorization
       granted by the ordinary shareholder's meeting
       of 07 MAY 2008; and to take all necessary measures
       and accomplish all necessary formalities

O.5    Approve the renews the a appointment of Mr.               Mgmt          For                            For
       Thierry Desmarest as Director for a 4 year
       period

O.6    Approve the renews the appointment of Mr. Alain           Mgmt          For                            For
       Joly as Director for a 4 year period

O.7    Approve the renews the appointment of Mr. Thierry         Mgmt          For                            For
       Peugeot as Director for a 4 year period

O.8    Receive the special report of the Auditors on             Mgmt          For                            For
       agreement governed by Article L.225-38 of the
       French Commercial Code, regarding BNP PARIBAS
       approves said report and the agreement referred
       to therein

O.9    Receive the special report of the Auditors on             Mgmt          For                            For
       agreement governed by Articles L.225-38 and
       L.225-42-1 of the French Commercial Code regarding
       Mr. Benoit Potier approves said report and
       the agreement referred to therein

O.10   Receive the special report of the Auditors on             Mgmt          For                            For
       agreement governed by Articles L.225-38 and
       L.225-42-1 of the French Commercial Code regarding
       Mr. Klaus Schmieder approves said report and
       the agreement referred to therein

O.11   Receive the special report of the Auditors on             Mgmt          For                            For
       agreement governed by Articles L.225-38 and
       L.225-42-1 of the French Commercial Code regarding
       Mr. Pierre Dufour approves said report and
       the agreement referred to therein

E.12   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       Share Capital on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with the authorization given by present shareholders
       and the ones dated 07 MAY 2008 and 09 MAY 2007,
       up to a maximum of 10 % of the Share Capital
       over a 24 month period; [authority expires
       at the end of the 24-month period] it superseded
       the authorization granted by the EGM of 07
       MAY 2008 in its resolution number 14, and to
       take all necessary formal and accomplish all
       the formalities

E.13   Authorize the Board of Directors in 1 or more             Mgmt          Against                        Against
       issues, with the issuance of subscription warrants
       in the event of a public exchange offer, allocated
       free of charge to the Company's shareholders,
       Consequently, to increase the capital by a
       maximum nominal value of EUR 717,600,000.00,
       to take all necessary measures and accomplish
       all necessary formalities, [authority expires
       at the end of the 18-month period] and supersedes
       the one granted by the EGM of 07 MAY 2008 in
       its resolution number 15

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       on 1 or m ore occasions, in France or Abroad,
       the share capital up to maximum nominal amount
       of EUR 350,000,000.00 by issuance, with the
       shareholder's preferred subscription rights
       maintained of shares or securities given access
       to the capital, [authority given for a 26-month
       period], it cancels and replaces all earlier
       authorization to the same effect, including
       that granted by the shareholder's meeting of
       07 MAY 2008 in its resolution number 16, to
       take all necessary measures and accomplish
       all necessary formalities

E.15   Authorize the Board of Directors to increases             Mgmt          For                            For
       the number of securities to be issued in the
       event of a capital increase with shareholders
       preferential subscription rights maintained,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       period and upto a maximum of 15% the initial
       issue, this amount shall count against the
       overall ceiling set forth in resolution number
       14; [authority granted for a 26-month period]

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       in favour of members of a Company or group
       savings plan, [authority given for a 26- month
       period] and for a nominal amount that shall
       not exceed EUR 30,250,000.00, I.E. a maximum
       of 5,500,000 shares , the amount of the capital
       increases carried out accordingly with the
       present resolution and the resolution number
       17 shall not exceed EUR 30,250,000.00 the amount
       of the capital increase shall count against
       the overall value set forth in resolution number
       14, to cancel the shareholders preferential
       subscription rights in favour of the beneficiaries
       above mentioned, to take all necessary measures
       and accomplish all necessary formalities this
       delegation supersedes the fraction unused of
       the one granted by the EGM 07 MAY 2008 in its
       resolution number 19

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       on one or more occasions, in France or Abroad,
       the share capital up to a maximum nominal amount
       of EUR 30,250,000.00, by issuance, of ordinary
       shares, securities in favour of a category
       of beneficiaries, this amount shall count against
       the overall value set forth in resolution number
       14; [authority has given for an 18 month period],
       it supersedes the fraction unused of the delegation
       granted by EGM of 07 MAY 2008 in its resolution
       number 20 to take all necessary measures and
       accomplish all necessary formalities

O.18   Grant authority to the bearer of an original,             Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 L'OREAL S.A., PARIS                                                                         Agenda Number:  701843016
--------------------------------------------------------------------------------------------------------------------------
        Security:  F58149133
    Meeting Type:  OGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  FR0000120321
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting    No vote
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statements for the YE in 2008, as
       presented, showing net profits of EUR 1,552,103,144.44,
       against EUR 2,822,429,471.46 for the YE in
       2007

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the FYE in 2008, in
       the form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the in come for
       the FY be appropriated as follows: legal reserve:
       Nil dividends: EUR 861,761,102.40 the balance
       to the other reserves account: EUR 690,342,041.74
       the share holders will receive a net dividend
       of EUR 1.44 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code; this dividend will be paid on 24 APR
       2009; the amount of distributable profits corresponding
       to shares held by the Company shall be allocated
       to the ordinary reserve account , as required
       by Law, it is reminded that, for the last 3
       financial years, the dividends paid, were as
       follows: EUR 1.00 for FY 2005 EUR 1.18 for
       FY 2006 EUR 1.38 for FY 2007

O.4    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L. 225-40 of
       the French Commercial Code, takes note that
       there was no new agreement or commitment during
       the FYE 31 DEC 2008 and takes note of the information
       concerning the agreements entered into and
       commitments taken for the last fiscal years

O.5    Approve the subject to the approval of the Resolution     Mgmt          Against                        Against
       number 15, the shareholders' meeting renews
       the appointment of Mr. Werner Bauer as a Director
       for a 3-year period

O.6    Approve to renew the appointment of Mrs. Francoise        Mgmt          Against                        Against
       Bett Encourt Meyers as a Director for a 4-
       year period

O.7    Approve the renew the appointment of Mr. Peter            Mgmt          Against                        Against
       Brabeck- Letmathe as a Director for a 4-year
       period

O.8    Approve to subject to the adoption of the Resolution      Mgmt          Against                        Against
       number 15, to renew the appointment of Mr.
       Jean-Pierre Meyers as a Director for a 3-year
       period

O.9    Approve to renew the appointment of Mr. Louis             Mgmt          For                            For
       Schweitzer as a Director for a 4-year period

O.10   Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions specified below: maximum
       purchase price: EUR 130.00, maximum number
       of shares to be acquired: 10% of the number
       of shares comprising the Company capital, i.e.
       59,844,521 shares, maximum funds invested in
       the share buybacks: EUR 7,800,000,000.00; [Authority
       is given for an 18-month period]; grant delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.11   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, in 1 or more occasions,
       up to a maximum nominal amount of EUR 55,310,958.00
       by way of issuing, with preferred subscription
       rights maintained, ordinary shares in the company,
       by way of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed by Law and under the by Laws, to
       be carried out through the issue of bonus shares
       or the raise of the par value of the existing
       shares; [Authority expires for a 26-month period]
       it supersedes any and all earlier delegations
       to the same effect

E.12   Authorize the Board of Directors all powers               Mgmt          For                            For
       to grant, in 1 or more transactions, to the
       Employees or Corporate Officers of the Company
       and related companies, options giving the right
       either to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 2% of the share
       capital; [Authority expires for a 26-month
       period]; the options granted to the Corporate
       Officers shall not represent more than 10%
       of the total allocations carried out by the
       Board of Directors during this period of 26
       months; grant delegates all powers to the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities; this
       delegation of powers supersedes the fraction
       unused of any and all earlier delegations to
       the same effect

E.13   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the Employees of the Company
       and related Companies; they may not represent
       more than 0.20% of the share capital; [Authority
       expires for a 26-month period]; grant delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, by way of issuing shares
       in favour of Employees, or former Employees,
       of the Company or related Companies, who are
       Members of a Company Savings Plan; [Authority
       expires for a 26-month period] and for a nominal
       amount that shall not exceed EUR 1,196,890.42
       by issuing 5,984,452 new shares; the shareholders'
       meeting decides to cancel the shareholders'
       preferential subscription rights in favour
       of beneficiaries mentioned above; grant delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.15   Amend Article 8 indent 2 of the Bylaws, regarding         Mgmt          For                            For
       the duration of the term of office of the Directors

E.16   Amend Article 15a-3 of the Bylaws                         Mgmt          Against                        Against

E.17   Grant authority for filing of required documents/other    Mgmt          For                            For
       formalities

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LADBROKES PLC                                                                               Agenda Number:  701843977
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5337D107
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  GB00B0ZSH635
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the reports of the Directors            Mgmt          For                            For
       and the Auditor and the accounts of the Company
       for the YE 31 DEC 2008

2.     Approve to declare the final dividend of 9.05p            Mgmt          For                            For
       on each of the ordinary shares entitled thereto
       in respect of the YE 31 DEC 2008

3.     Appoint Mr. P. Erskine as a Director of the               Mgmt          For                            For
       Company, who retires in accordance with the
       Articles of Association

4.     Appoint Mr. R. J. Ames as a Director of the               Mgmt          For                            For
       Company, who retires in accordance with the
       Articles of Association

5.     Re-appoint Mr. N. M. H. Jones a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Articles of Association

6.     Re-appoint Mr. J. P. O'Reilly as a Director               Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Articles of Association

7.     Re-appoint Ernst & Young LLP as the Auditor               Mgmt          For                            For
       to the Company and authorize the Directors
       to agree the remuneration of the Auditor

8.     Receive the 2008 Directors' remuneration report           Mgmt          Against                        Against

9.     Authorize the Company, for the purposes of Section        Mgmt          For                            For
       366 of the Companies Act 2006 [authorizations
       required for donations or expenditure] and
       all Companies that are subsidiaries of the
       Company at any time during the period for which
       this resolution has effect to: (i) make political
       donations to political parties or independent
       election candidates not exceeding GBP 50,000
       in total; (ii) make political donations to
       political organizations other than political
       parties not exceeding GBP 50,000 in total;
       and (iii) incur political expenditure not exceeding
       GBP 50,000 in total, provided that the aggregate
       amount of any such donations and expenditure
       shall not exceed GBP 50,000 during the period
       beginning with the date of the passing of this
       resolution and ending on the date of the AGM
       of the Company to be held in 2010 or, if earlier,
       on 30 JUN 2010; for the purpose of this resolution
       the terms "political donations", "independent
       election candidates", "political organizations"
       and "political expenditure" have the meanings
       set out in Sections 363 to 365 of the Companies
       Act 2006

S.10   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163 of the Companies Act 1985] of
       up to 60,063,870 ordinary shares of 28 1/3p
       each of the Company, at a minimum price which
       may be paid for the ordinary share 28 1/3p
       per share and the maximum price which may be
       paid for an ordinary share is an amount equal
       to 105% of the average of the middle market
       quotations for an ordinary share derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires at earlier of the conclusion of the
       AGM of the Company to be held 2010 or 30 JUN
       2010]; and the Company may make a contract
       to purchase shares after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

11.    Approve to increase the share capital of the              Mgmt          For                            For
       Company by GBP 34,000,000 from GBP 253,000,000
       to GBP 287,000,000 by the creation of 120,000,000
       additional new ordinary shares of 28 1/3p each
       in the capital of the Company

12.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985, to
       allot relevant securities [with in the meaning
       of that Section] up to an aggregate nominal
       amount of GBP 56,776,939; [Authority expires
       earlier of the conclusion of the AGM of the
       Company held in 2010 or on 30 JUN 2010]; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.13   Authorize the Directors, to allot equity securities       Mgmt          For                            For
       [Section 94 of the Companies Act 1985[the Act]]
       pursuant to the authority for the purposes
       of Section 80 of the Act conferred by the ordinary
       resolution set out as Resolution No.12 at the
       notice of 2009 AGM of the Company and passed
       at the 2009 AGM of the Company and to sell
       equity securities which immediately before
       the sale are held by the Company as treasury
       shares[Section 162A of the Act] in each case,
       disapplying the statutory pre-emption rights
       [Section 89(1) of the Act], provided that this
       power is limited to: a) the allotment or sale
       of equity securities up to an aggregate nominal
       amount of GBP 8,509,048; b) the allotment or
       sale of equity securities up to an aggregate
       nominal amount of GBP 56,776,939 in connection
       with a rights issue or other issue in favor
       of ordinary shareholders; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company to be held in 2010 or 30 JUN 2010];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.14   Authorize the Directors of the Company, in addition       Mgmt          For                            For
       to the authority conferred on the Directors
       by Resolution 12 as set out in the Notice of
       the 2009 AGM of the Company: (a) authorized
       for the purposes of Section 80 of the Companies
       Act 1985 (the Act) to allot relevant securities
       [within the meaning of that section] up to
       an aggregate nominal amount of GBP 56,776,939
       in connection with a rights issue; and (b)
       empowered to allot equity securities [as defined
       by section 94 of the Act] pursuant to the authority
       for the purposes of section 80 of the Act conferred
       by this resolution and to sell equity securities
       which immediately before the sale are held
       by the Company as treasury shares [as defined
       in section 162A of the Act] in each case as
       if section 89(1) of the Act did not apply to
       such allotment or sale provided that this power
       shall be limited to the issue of equity securities
       in connection with a rights issue, [Authority
       shall expire at the conclusion of the AGM of
       the Company to be held in 2010 or if earlier,
       on 30 JUN 2010] save that the Company may before
       the expiry of this authority make an offer
       or agreement which would or might require relevant
       securities of the company to be allotted after
       its expiry and the Directors may allot relevant
       securities pursuant to such an offer or agreement
       as if the authority in this resolution had
       not expired

15.    Approve the term of the Ladbrokes plc international       Mgmt          For                            For
       Share Option Scheme be extended for a further
       10 years until 2019 and authorize the Directors
       of the Company to do all acts and things necessary
       to put the extension of the scheme into effect

S.16   Approve to cancel the share premium account               Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 LAFARGE SA, PARIS                                                                           Agenda Number:  701823482
--------------------------------------------------------------------------------------------------------------------------
        Security:  F54432111
    Meeting Type:  OGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  FR0000120537
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting    No vote

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

1.     Authorize the Board of Directors to increase              Mgmt          For                            For
       on 1 or more occasions, in France or abroad,
       the share capital up to a maximum nominal a
       mount of EUR 375,000,000.00, i.e. 375,000,000
       shares, by issuance, with the shareholders
       preferred subscription rights maintained, of
       ordinary shares to be subscribed either in
       cash or by the offsetting of debts, either
       by way of capitalizing reserves, profits, or
       premiums [Authority expires at the end of 26
       month period] and to grant all powers to the
       Board of Directors to take all necessary measures
       and accomplish all necessary formalities

2.     Approve the Resolution number 1 being adopted,            Mgmt          For                            For
       the shareholders meeting resolves to cancel
       the delegations granted by Resolution numbers
       12, 13 and 14 of the combined shareholders'
       meeting of 03 MAY 2007

3.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of employees
       and former employees of the Company who are
       members of a Company Savings Plan [Authority
       expires at the end of 26 month period] and
       for a nominal amount that shall not exceed
       EUR 23,000,000.00 the shareholder's meeting
       decides to cancel the shareholder's preferential
       subscription rights in favour of the beneficiaries
       mentioned above it supersedes the fraction
       unused of the earlier delegation to the same
       effect the shareholder's meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

4.     Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 LAFARGE SA, PARIS                                                                           Agenda Number:  701878817
--------------------------------------------------------------------------------------------------------------------------
        Security:  F54432111
    Meeting Type:  MIX
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  FR0000120537
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Receive reports of the Board of Directors, the            Mgmt          For                            For
       Chairman of the Board of Directors and the
       auditors, approves the Company's financial
       statements for the year 2008, as presented,
       showing net earnings for the financial year
       of EUR 780,352,041.06

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approves the consolidated
       financial statements for the said financial
       year, in the form presented to the meeting,
       showing net earnings (group share)for the financial
       year of EUR 1,598,000,000.00

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the financial year: EUR 780,352,041.06
       prior retained earnings: EUR 1,895,675,106.33
       total: EUR 2,676,027,147.39 allocation: legal
       reserve: EUR 7,444,556.80 first dividend (5
       % of the share par value): EUR 38,959,948.20
       additional dividend(total dividend minus first
       dividend): EUR 350,639,533.80 maximum amount
       of the 10 % increase: EUR 3,053,245.80 total
       dividends: EUR 392,652,727.80 retained earnings:
       EUR 2,275,929,862.79 total allocations: EUR
       2,676,027,147.39 the shareholders will receive
       a normal dividend of EUR 2.00 per share and
       a loyalty dividend of EUR 2.20 per share, and
       will entitle to the 40 % deduction provided
       by the French general tax code this dividend
       will be paid on 06 JUL 2009 as required by
       law, it is reminded that, for the last three
       financial years, the dividends paid, were as
       follows: normal dividend: EUR 2.55 for FY 2005
       loyalty dividend: EUR 2.80 for fiscal year
       2005 normal dividend: EUR 3.00 for FY 2006
       loyalty dividend: EUR 3.30 for FY 2006 normal
       dividend: EUR 4.00 for FY 2007 loyalty dividend:
       EUR 4.40 for FY 2007

O.4    Receive the special report of the auditors in             Mgmt          For                            For
       accordance with Article l.225-40 of the French
       commercial code on agreements governed by Articles
       L.225-38 ET seq. of the French commercial code,
       approves said report and the agreements referred
       to therein, excepting the one mentioned in
       resolution 5

O.5    Receive the special report of the auditors in             Mgmt          For                            For
       accordance with Article l.225-40 of the french
       commercial code on agreements governed by articles
       l.225-38 et seq. of the French commercial code,
       approves the agreement mentioned in paragraph
       A.2.A referred to therein

O.6    Appoint Mr. Bruno Lafont as a Director for a              Mgmt          For                            For
       4-year period

O.7    Appoint Mr. Jean-Pierre Boisivon as a director            Mgmt          For                            For
       for a 4-year period

O.8    Appoint Mr. Michel Bon as Director for a 4-year           Mgmt          For                            For
       period

O.9    Appoint Mr. Philippe Charrier as a Director               Mgmt          For                            For
       for a 4-year period

O.10   Appoint Mr. Bertrand Collomb as a Director for            Mgmt          For                            For
       a 4-year period

O.11   Appointment of Mr. Oscar Fanjul as a Director             Mgmt          For                            For
       for a 4-year period

O.12   Appoint Mr. Juan Gallardo as a Director for               Mgmt          For                            For
       a 4-year period

O.13   Appoint Mrs. Helene Ploixas as a Director for             Mgmt          For                            For
       a 4-year period

O.14   Authorizes the Board of Directors to trade in             Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 80.00, maximum number of
       shares to be acquired: 5 % of the share capital,
       maximum number of shares to be detained by
       the Company at any time: 10 % of the share
       capital, maximum funds invested in the share
       buybacks: EUR 500,000,000.00 this [authorization
       is given for an 18-month period] it supersedes
       the one granted by the tenth resolution of
       the shareholders' meeting of may 7, 2008 the
       shareholders' meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.15   Authority to the Board of Directors to decide             Mgmt          For                            For
       on one or more capital increases, in France
       or abroad, by issuance, with the shareholders
       preferred subscription rights maintained, of
       shares and securities giving access to the
       capital the maximal nominal amount of capital
       increases to be carried out under this delegation
       of authority shall not exceed EUR 380,000,000.00,
       I.E. 95,000,000 shares the maximum amount of
       the capital increases to be carried out under
       this delegation of authority is common with
       resolutions 15 to 19 the nominal amount of
       debt securities issued shall not exceed EUR
       8,000,000,000.00 this amount shall count against
       the overall value set forth in resolution 20
       or against the overall value set forth in any
       later resolution to the same effect the present
       delegation is given for a 26-month period It
       supersedes the fraction unused of any and all
       earlier delegations to the same effect; to
       take all necessary measures and accomplish
       all necessary formalities

E.16   Authorize to the Board of Directors to decide             Mgmt          For                            For
       on one or more capital increases, in France
       or abroad, by way of a public offering, by
       issuance, with cancellation of the shareholders'
       preferred subscription rights, of shares and
       securities giving access to the capital the
       total nominal amount of capital increases to
       be carried out under this delegation of authority
       shall not exceed EUR 152,000,000.00, I.E. 38,000,000
       shares the maximum amount of the capital increases
       to be carried out under this delegation of
       authority shall count against the overall value
       set forth in resolution 15 or against the overall
       value which could be set forth in any later
       resolution to the same effect the nominal amount
       of debt securities issued shall not exceed
       EUR 8,000,000,000.00 this amount shall count
       against the overall value set forth in resolution
       20, subject to the adoption of this present
       resolution or against the overall value which
       could be set forth in any later resolution
       to the same effect the present delegation is
       given for a 26-month period it supersedes the
       fraction unused of any and all earlier delegations
       to the same effect; to take all necessary measures
       and accomplish all necessary formalities

E.17   Authority to the Board of Directors the authority         Mgmt          Against                        Against
       to decide on one or more capital increases,
       in France or abroad, unused of any and all
       earlier delegations to the same effect the
       present [authorization is granted for a 26-month]
       period resolution 24 to grant, for free, on
       one or more occasions, existing or future shares,
       in favor of the employees of the Company and
       related companies they may not represent more
       than 1 % of the share capital this amount shall
       count against the ceiling related to the options
       to subscribe shares set forth in resolution
       23, which will form a global ceiling for the
       whole allocations carried out under the resolutions
       23 and 24 this delegation of powers supersedes
       the fraction unused of any and all earlier
       delegations to the same effect the present
       delegation is given for a 26-month period the
       shareholders' meeting delegates all powers
       by issuance, by one or more offers governed
       by article l.411-2 II of the financial and
       monetary code, with cancellation of the shareholders
       preferred subscription rights, of shares and
       securities giving access to the capital the
       total amount of capital increases to be carried
       out under this delegation of authority shall
       not exceed the overall value set forth in resolution
       16 or any later resolution to the same effect
       the nominal amount of debt securities issued
       shall not exceed EUR 8,000,000,000.00. this
       amount shall count against the overall value
       set forth in resolution 20 or against the overall
       value set forth in any later resolution to
       the same effect the present delegation is given
       for a 26-month period it supersedes the fraction
       unused of any and all earlier delegations to
       the same effect the shareholders' meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.18   Authorize to the Board of Directors to increase           Mgmt          For                            For
       the share capital, without shareholders' preferential
       subscription rights, up to EUR 120,000,000.00,
       i.e. 30,000,000 shares, which represents 15.40
       % of to the board of directors to take all
       necessary measures and accomplish all necessary
       formalities resolution 25 the shareholders'
       meeting authorizes the Board of Directors to
       increase the share capital, on one or more
       occasions, in favour of members of one or few
       Company savings plans this delegation is given
       for a 26-month period and for a maximum nominal
       amount that shall not exceed EUR 23,000,000.00
       this delegation of powers supersedes the fraction
       of any and all earlier delegations to the same
       effect the shareholders meeting delegates all
       powers to the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities resolution 26 the shareholders'
       meeting delegates all powers to the Board of
       Directors to increase on one or more occasions,
       in france or abroad, the share capital up to
       a maximum nominal amount of EUR 23,000,000.00,
       by issuance of ordinary shares or securities
       giving access to the share capital, in favour
       of 'foreign employees of the company and any
       other related entities the use of such delegation
       of authority shall count against the maximum
       nominal amount of capital increase set forth
       in resolution 25 the present delegation is
       given for an 18-month period the share capital,
       by way of issuing ordinary shares or securities
       giving access to the capital, in consideration
       for the contributions in kind granted to the
       company and comprised of capital securities
       or securities giving access to share capital
       the nominal amount of capital increases carried
       out under this present resolution shall count
       against the overall nominal value of EUR 152,000,000.00
       set forth in resolution 16 related to the share
       capital increases without preferential subscription
       rights, and against the overall value set forth
       in resolution 15 or against the overall value
       set forth in resolutions to the same effect
       the nominal amount of debt securities issued
       shall not exceed EUR 8,000,000,000.00.the amount
       of issues to be carried out under this present
       resolution shall count against the overall
       value set forth in resolution 20, subject to
       the adoption of this present resolution, or
       against the overall value set forth in any
       later resolution to the same effect [authorization
       is granted for a 26-month period] this delegation
       of powers supersedes the fraction unused of
       any and all earlier delegations to the same
       effect

E.19   Authorize the Board of Directors to take all              Mgmt          For                            For
       necessary measures and accomplish all necessary
       formalities resolution 27 the shareholders'
       meeting grants full powers to the bearer of
       an original, a copy or extract of the minutes
       of this meeting to carry out all filings, publications
       and other formalities prescribed by law that
       the Board of Directors may decide to increase
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders,
       within 30 days of the closing of the subscription
       period, up to a maximum of 15 % of the initial
       issue and at the same price the nominal amount
       of capital increases decided under the present
       resolution shall count against the overall
       amount related to the initial issue and against
       the overall ceiling set forth in resolution
       15, or against the ceilings set forth in any
       later resolution to the same effect this delegation
       is granted for a 26-month period

E.20   Authorize the Board of Directors to increase              Mgmt          For                            For
       on one or more occasions, in France and, or
       abroad, the share capital up to a maximum nominal
       amount of EUR 8,000,000,000.00,by issuance
       of bonds or other similar instruments giving
       right in a same issuance to the allocation
       of debt securities the present delegation is
       given for a 26-month period this delegation
       of powers supersedes the fraction unused of
       any and all earlier delegations to the same
       effect

E.21   THE SHAREHOLDERS' MEETING GRANTS ALL POWERS               Mgmt          For                            For
       TO THE BOARD OF DIRECTORS TO REDUCE THE SHARE
       CAPITAL, ON ONE OR MORE OCCASIONS, BY CANCELLING
       ALL OR PART OF THE SHARES HELD BY THE COMPANY
       IN CONNECTION WITH THE STOCK REPURCHASE PLANS
       AUTHORISED BY THE SHAREHOLDERS' MEETING PRECEDING
       OR FOLLOWING THE PRESENT RESOLUTION, UP TO
       A MAXIMUM OF 7 PER CENT OF THE SHARE CAPITAL
       OVER A 24-MONTH PERIOD. THIS DELEGATION OF
       POWERS SUPERSEDES THE FRACTION UNUSED OF ANY
       AND ALL EARLIER DELEGATIONS TO THE SAME EFFECT.THIS
       AUTHORISATION IS GIVEN FOR A 26-MONTH PERIOD.
       THESHAREHOLDERS' MEETING DELEGATES ALL POWERS
       TO THE BOARD OF DIRECTORS TO TAKE ALL NECESSARY
       MEASURES AND ACCOMPLISH ALL NECESSARY FORMALITIES.

E.22   Authorize to the Board of Directors to increase           Mgmt          For                            For
       the share capital, in one or more occasions,
       to a maximum nominal amount of EUR 100,000,000.00,
       by way of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed by law and under the by-laws, by
       issuing bonus shares or raising the par value
       of existing shares, or by a combination of
       these methods the overall value of capital
       increases carried out under this present resolution
       is independent from any other ceilings related
       to the issuance of equity securities and other
       securities authorized by the present shareholders
       meeting, and from any other ceilings set forth
       in later resolutions to the same effect [authorization
       is given for a 26-month period] this delegation
       of powers supersedes the fraction unused of
       any and all earlier delegations to the same
       effect the shareholders' meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.23   Grant authority to 3% of issued capital for               Mgmt          For                            For
       use in stock option plan

E.24   Grant authority to 1% of issued capital for               Mgmt          For                            For
       use in restricted stock plan

E.25   Approve the employee stock purchase plan                  Mgmt          For                            For

E.26   Approve the employee stock purchase plan for              Mgmt          For                            For
       International employees

E.27   Grant authority to the filing of required documents/other Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 LAGARDERE SCA, PARIS                                                                        Agenda Number:  701860822
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5485U100
    Meeting Type:  MIX
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  FR0000130213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    The shareholders meeting, having considered               Mgmt          For                            For
       the reports of the Gerance, Supervisory Board
       and the Auditors, approves the Company's Financial
       Statements for the YE 31 DEC 2008, as presented
       and showing income of EUR 491,335,219.23. Accordingly,
       the shareholders' meeting gives permanent discharge
       to the Gerance for the performance of its duty
       during the said FY

O.2    The shareholders meeting, having heard the reports        Mgmt          For                            For
       of the Gerance, Supervisory Board and the Auditors,
       approves the Consolidated financial statements
       for the said FY, in the form presented to the
       meeting and showing net consolidated profits
       group share of EUR 593,000,000.00

O.3    The shareholders meeting records that:- the               Mgmt          For                            For
       earnings for the FY are of EUR 491,335,219.23,
       plus the positive retained earnings of EUR
       749,598,810.17, represent a distributable income
       of EUR 1,240,934,029.40; Dividends : EUR 5,933,060.00.
       The shareholders will receive a net dividend
       of EUR 1.30 per share. It will entitle to the
       40 deduction provided by the French Tax Code.
       This dividend will be paid as from 07 MAY 2009.
       As required by Law, it is reminded that, for
       the last three FY, the dividends paid, were
       as follows: EUR: 1.10 for FY 2005, entitled
       to the deduction, EUR 1.20 for FY 2006, entitled
       to the deduction, EUR 1.30 for FY 2007, entitled
       to the deduction

O.4    The shareholders' meeting, after hearing the              Mgmt          For                            For
       special report of the Auditors on agreements
       governed by Article L.226-10 of the French
       Commercial Code, approves said report and that
       no new agreement was entered into during the
       last FY

O.5    The shareholders' meeting authorizes the Gerance          Mgmt          Against                        Against
       to buy back the Company's shares on the open
       market, subject to the conditions described
       be low: maximum purchase price: EUR 60.00,
       maximum number of shares to be acquired: 10%
       of the share capital, maximum funds invested
       in the share buybacks: EUR 500,000,000.00.
       The number of shares acquired by the Company
       with a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5% of its capital. This authorization
       is given for an 18-month period. It supersedes
       the authorization granted by the shareholders'
       meeting of 27 APR 2007. The shareholders' meeting
       delegates all powers to the Gerance to take
       all necessary measures and accomplish all necessary
       formalities

E.6    The shareholders' meeting authorizes the Gerance          Mgmt          For                            For
       to increase on one or more occasions, in France
       or abroad, the share capital, by issuance of
       debt securities giving access to debt securities
       and, or to a quota lot of the capital to be
       issued, of Companies other than Lagardere Sca.
       The nominal amount of debt securities issued
       shall not exceed EUR 2,500,000,000.00. The
       present delegation is given for a 26-month
       period, it supersedes the delegation granted
       by the shareholders' meeting of 27 APR 2007.
       The shareholders' meeting delegates all powers
       to the Gerance to take all necessary measures
       and accomplish all necessary formalities

E.7    The shareholders' meeting authorizes the Gerance          Mgmt          For                            For
       to increase on one or more occasions, in France
       or abroad, the share capital by issuance, with
       the shareholders' preferred subscription rights
       maintained, of ordinary shares of the company
       or any other securities giving access to the
       Company's capital. The maximal nominal amount
       of capital increases to be carried out under
       this delegation of authority shall not exceed
       EUR 300,000,000.00 [37.50 % of the capital].
       The nominal amount of debt securities issued
       shall not exceed EUR 2,500,000,000.00. The
       present delegation is given for a 26-month
       period. It cancels and supersedes the delegation
       granted by the shareholders' meeting of 27
       APR 2007. The shareholders' meeting delegates
       all powers to the Gerance Totake all necessary
       measures and accomplish all necessary formalities

E.8    The shareholders' meeting authorizes the Gerance          Mgmt          For                            For
       to increase on one or more occasions, in France
       or abroad, the share capital by issuance of
       the company or any other securities giving
       access to the Company's capital. The maximal
       nominal amount of capital increases to be carried
       out under this delegation of authority shall
       not exceed EUR 200,000,000.00 [25% of the capital]
       and shall not exceed EUR 150,000,000.00 [18.75
       % of the capital] in the event of issuance
       without priority right. The nominal amount
       of debt securities issued shall not exceed
       EUR 2,500,000,000.00. The present delegation
       is given for a 26-month period. It cancels
       and supersedes the delegation granted by the
       shareholders' meeting of 27 APR 2007. The shareholders'
       meeting delegates all powers to the Gerance
       to take all necessary measures and accomplish
       all necessary formalities

E.9    The shareholders' meeting authorizes the Gerance          Mgmt          For                            For
       when it notes an excess demand in the event
       of an issuance of securities decided by virtue
       of the delegations aim of the previous resolutions,
       to increase the number of securities to be
       issued within 30 days of the closing of the
       subscription period, up to a maximum of 15
       % of the initial issue and within the limit
       of the ceilings foreseen in said resolutions
       and at the same price as the initial issue

E.10   The shareholders' meeting authorizes the Gerance:         Mgmt          Against                        Against
       authorizes the Gerance to increase the share
       capital, on one or more occasions, by a maximum
       nominal amount of EUR 300,000,000.00 [37.50%
       of the capital], by issuance of shares or securities
       giving access to the Company's capital, in
       consideration for securities tendered in a
       public exchange offer or to a combined offer
       concerning the shares of another quoted company
       [in accordance with Articles L.225-129-2, L.228-92
       and L.225-148 of the French Commercial Code].
       Authorizes the Gerance to increase the share
       capital, on one or more occasions, by a maximum
       nominal amount of EUR 80,000,000.00, by issuance
       shares and securities giving access to the
       Company's capital in consideration for the
       contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital of another company
       [the Article L.225-148 of the French Commercial
       code does not apply] decides to cancel the
       shareholders' preferential subscription rights
       for the said securities decides that the nominal
       amount of debts securities issued shall not
       exceed EUR 2,500,000,000.00. This delegation
       is granted for a 26-month period. It supersedes
       delegation granted by the shareholders' meeting
       of 27 APR 2007. The shareholders' meeting delegates
       all powers to the Gerance to take all necessary
       measures and accomplish all necessary formalities.

E.11   Consequently to the adoption of Resolutions               Mgmt          For                            For
       7, 8, 9 and 10, the shareholders' meeting decides:
       that the overall nominal amount pertaining
       to the capital increases to be carried out
       with the use of the authorizations given by
       the resolutions mentioned above shall not exceed
       EUR 300,000,000.00, i.e. 37.50% of the capital
       [the premiums not being included], the nominal
       maximum amount of the issues of debt securities
       to be carried out with the use of the authorizations
       given by the resolutions mentioned above shall
       not exceed EUR 2,500,000,000.00

E.12   The shareholders' meeting authorizes the Gerance          Mgmt          For                            For
       to increase the share capital, in one or more
       occasions, by a maximum nominal amount of EUR
       300,000,000.00 [37.50 % of the capital], by
       way of capitalizing reserves and, or profits,
       premiums, by issuing bonus shares or raising
       the par value of existing capital securities,
       or by a combination of these methods. This
       delegation is given for a 26-month period.
       It cancels and supersedes the delegation granted
       by the shareholders' meeting of 27 APR 2007.
       The shareholders' meeting delegates all powers
       to the Gerance to take all necessary measures
       and accomplish all necessary formalities

E.13   The shareholders' meeting authorizes the Gerance          Mgmt          For                            For
       to increase the share capital, on one or more
       occasions, at its sole discretion, by issuing
       ordinary shares in favor of the employees of
       the Group Lagardere who are members of a Company
       Savings Plan. This delegation is given for
       a 38-month period and for a total number of
       shares that shall not exceed 3% of the share
       capital. It supersedes the delegation granted
       by the shareholders' meeting of 27 APR 2007.
       The shareholders' meeting decides to cancel
       the shareholders' preferential subscription
       rights in favor of the beneficiaries mentioned
       above. The shareholders' meeting delegates
       all powers to the Gerance to take all necessary
       measures and accomplish all necessary formalities

E.14   The shareholders' meeting authorizes the Gerance          Mgmt          For                            For
       to grant, for free, on one or more occasions,
       Company's shares, in favor of the employees
       and the executive officers of the Company and
       related Companies. They may not represent more
       than 0.5% of the share capital. The present
       delegation is given for a 38-month period.
       It cancels and supersedes the delegation granted
       by the shareholders' meeting of 27 APR 2007.
       The shareholders' meeting decides to cancel
       the shareholders' preferential subscription
       rights in favor of the beneficiaries mentioned
       above. The shareholders' meeting delegates
       all powers to the Gerance to take all necessary
       measures and accomplish all necessary formalities

E.15   The shareholders' meeting authorizes the Gerance          Mgmt          For                            For
       to grant, in one or more transactions, to officers
       and to employees of the Company and related
       Companies, options giving the right either
       to subscribe for new shares in the company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 1.5% of the share
       capital. The present authorization is granted
       for a 38-month period. It supersedes the authorization
       granted by the shareholders' meeting of 27
       APR 2007. The shareholders' meeting decides
       to cancel the shareholders' preferential subscription
       rights in favor of the beneficiaries mentioned
       above. The shareholders' meeting delegates
       all powers to the Gerance to take all necessary
       measures and accomplish all necessary formalities

E.16   Consequently to the adoption of Resolutions               Mgmt          For                            For
       13, 14 and 15, the shareholders' meeting resolves
       that the number of shares to be granted, subscribed
       and, or purchased each year by the employees
       and officers of the Company and related Companies,
       shall not exceed 3% of the number of shares
       comprising the share capital

E.17   The shareholders' meeting authorizes the Gerance          Mgmt          For                            For
       to reduce the share capital, on one or more
       occasions, by canceling all or part of the
       shares held by the Company in connection with
       stock repurchase plans, up to a maximum of
       10% of the share capital over a 24 month period.
       This delegation is given for a 4-year period.
       It supersedes the delegation granted by the
       shareholders' meeting of 10 MAY 2005. The shareholders'
       meeting delegates all powers to the Gerance
       to take all necessary measures and accomplish
       all necessary formalities

E.18   The shareholders' meeting grants full powers              Mgmt          For                            For
       to the bearer of an original, a copy or extract
       of the minutes of this meeting to carry out
       all filings, publications and other formalities
       prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 LAND SECURITIES GROUP PLC  R.E.I.T, LONDON                                                  Agenda Number:  701646981
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5375M118
    Meeting Type:  AGM
    Meeting Date:  17-Jul-2008
          Ticker:
            ISIN:  GB0031809436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and financial statements               Mgmt          For                            For
       for the YE 31 MAR 2008, together with the report
       of the Auditors

2.     Approve the interim dividend paid in the year             Mgmt          For                            For
       and grant authority for the payment of a final
       dividend for the year of 16p per share

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2008

4.     Re-elect Sir. Christopher Bland as a Director             Mgmt          For                            For

5.     Re-elect Mr. Rick Haythornthwaite as a Director           Mgmt          For                            For

6.     Re-elect Mr. Kevin O'Byrne as a Director                  Mgmt          For                            For

7.     Re-elect Mr. David Rough as a Director                    Mgmt          For                            For

8.     Re-elect Mr. Alison Carnwath as a Director                Mgmt          For                            For

9.     Re-elect Mr. Ian Ellis as a Director                      Mgmt          For                            For

10.    Re-elect Mr. Richard Akers as a Director                  Mgmt          For                            For

11.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Auditors of the Company for the ensuing year

12.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

       Transact any other business                               Non-Voting    No vote

13.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [Section 80(2) of the Act]
       up to an aggregate nominal amount of GBP 12,906,770.40;
       [Authority expires at the conclusion of the
       next AGM of the Company]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities [Section 94(2) of the Act] for cash
       pursuant to the authority conferred by Resolution
       13 and/or where such allotment constitutes
       an allotment of equity securities by virtue
       of Section 94(3A) of the said Act, disapplying
       the statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities: i) in connection
       with a right issue, open offer or other offer
       of securities in favour of the holders of the
       ordinary shares; ii) up to an aggregate nominal
       amount of GBP 2,354,661; [Authority expires
       at the conclusion of the next AGM of the Company];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.15   Authorize the Company to purchase its own ordinary        Mgmt          For                            For
       shares in accordance with Section 166 of the
       Companies Act 1985 by way of market purchase
       [Section 163(3) of the Companies Act 1985]
       of up 47,093,229 Ordinary Shares of 10p, at
       a minimum price of 10p and up to 105% of the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; [Authority expires at the conclusion
       of the AGM of the Company in 2009 ]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.16   Amend the Articles of Association of the Company,         Mgmt          For                            For
       as specified

17.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       366 and 367 of the Companies Act 2006 [the
       Act],in aggregate to: [i] make political donations
       to political parties and/or independent election
       candidates not exceeding GBP 20,000 in total;
       [ii] make political donations to political
       Organizations other than political parties
       not exceeding GBP 20,000 in total; and [iii]
       incur political expenditure not exceeding GBP
       20,000 in total [Authority expires at the conclusion
       of the AGM of the Company in 2008]




--------------------------------------------------------------------------------------------------------------------------
 LAND SECURITIES GROUP PLC  R.E.I.T, LONDON                                                  Agenda Number:  701821185
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5375M118
    Meeting Type:  OGM
    Meeting Date:  09-Mar-2009
          Ticker:
            ISIN:  GB0031809436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

1.     Approve to increase in authorized ordinary share          Mgmt          For                            For
       capital from GBP 99,771,305.12 to GBP 139,771,305
       authorize issue of equity or equity-linked
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 52,886,571.50

S.2    Grant authority, subject to the passing of Resolution     Mgmt          For                            For
       1, to issue of equity or Equity-Linked Securities
       without pre-emptive rights up to aggregate
       nominal amount of GBP 3,809,541

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF, DUE TO CHANGE IN TYPE
       OF RESOLUTION AND CHANGE IN TYPE OF MEETING.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 LANXESS AG                                                                                  Agenda Number:  701867383
--------------------------------------------------------------------------------------------------------------------------
        Security:  D5032B102
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  DE0005470405
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 16 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements, the Group annual report, and the
       reports pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 96,931,798.36 as follows: payment
       of a dividend of EUR 0.50 per no-par share
       EUR 55,330,463.36 shall be carried forward
       ex-dividend and payable date: 08 MAY 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2009 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Frankfurt

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Board of Managing Directors shall
       be authorized to acquire shares of the Company
       of up to 10% of its share capital, at prices
       not deviating more than 10% from the market
       price of the shares, on or before 05 NOV 2010,
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the Stock Exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below the market price of the
       shares, to use the shares for acquisition purposes,
       to retire the shares, and to the use the shares
       for the fulfillment of conversion or option
       rights

7.     Resolution on the revocation the existing authorized      Mgmt          For                            For
       capital I and authorized capital II, the creation
       of new authorized capital, and the correspondent
       amendment to the Art of Association the existing
       authorized capital I of up to EUR 36,517,096
       and the existing authorized capital II of up
       to EUR 5,793,239 shall be revoked, the Board
       of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the share capital by up to EUR
       16,640,534 through the issue of new bearer
       no-par shares against contributions in cash
       and/or kind, on or before 06 MAY 2014, shareholders'
       subscription rights may be excluded for residual
       amounts, for the granting of such rights to
       holders of Bonds or profit participation rights,
       for a capital increase against payment in kind,
       and for a capital increase against cash payment
       of up to 10% of the share capital if the shares
       are issued at a price not materially below
       the market price of identical shares

8.     Amendment to Section of 8(1) of the Art of Association    Mgmt          For                            For
       in respect of the Supervisory Board comprising
       12 Members of which 6 are appointed by the
       shareholders' meeting and 6 by the employees
       pursuant to the provisions of the participation
       Act of 1976




--------------------------------------------------------------------------------------------------------------------------
 LAWSON,INC.                                                                                 Agenda Number:  701940795
--------------------------------------------------------------------------------------------------------------------------
        Security:  J3871L103
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  JP3982100004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to : Change Description of Business        Mgmt          For                            For
       Lines, Approve Minor Revisions Related to Dematerialization
       of Shares and the other Updated Laws and Regulaions

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 LEGAL & GEN GROUP PLC                                                                       Agenda Number:  701926620
--------------------------------------------------------------------------------------------------------------------------
        Security:  G54404127
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  GB0005603997
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Report and Accounts for the YE 31             Mgmt          For                            For
       DEC 2008

2.     Declare a final dividend of 2.05p per ordinary            Mgmt          For                            For
       share

3.     Re-elect Mr. A W Palmer                                   Mgmt          For                            For

4.     Re-elect Sir. Rob Margetts                                Mgmt          For                            For

5.     Elect Mr. M. J. Gregory                                   Mgmt          For                            For

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

7.     Authorize the Directors to determine the Auditors         Mgmt          For                            For
       remuneration

8.     Approve the Directors report on Remuneration              Mgmt          For                            For
       as specified on pages 58 to 69 of the Report
       and Accounts

9.     Approve to renew the authority of the Directors           Mgmt          For                            For
       to allot unissued shares

S.10   Approve to renew the authority of the Directors           Mgmt          For                            For
       to issue shares for cash

S.11   Authorize the Company to make market purchases            Mgmt          For                            For
       of its shares

S.12   Approve the notice of general meeting                     Mgmt          Against                        Against

13.    Approve the rules of the new SAYE plan                    Mgmt          For                            For

14.    Approve the rules of the new CSOP Plan                    Mgmt          For                            For

15.    Approve the rules of the new ESP Plan                     Mgmt          For                            For

16.    Authorize the Company to make political donations         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LEGRAND SA, LIGUEIL                                                                         Agenda Number:  701921315
--------------------------------------------------------------------------------------------------------------------------
        Security:  F56196185
    Meeting Type:  MIX
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  FR0010307819
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE 31 DEC 2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       31 DEC 2008

O.3    Approve the distribution of profits                       Mgmt          For                            For

O.4    Approve the agreements referred to in the Article         Mgmt          For                            For
       L.225-38 of the Commercial Code

O.5    Approve the commitments referred to in the Article        Mgmt          For                            For
       L.225-42-1 of the Commercial Code

O.6    Approve the Share Repurchase Program                      Mgmt          For                            For

E.7    Grant authority for the cancellation of shares            Mgmt          For                            For
       repurchased under the Share Repurchase Program

E.8    Authorize the Board of Directors to decide the            Mgmt          For                            For
       issue of shares or securities giving access
       to capital or the allocation of debt securities,
       with maintenance of preferential subscription
       rights

E.9    Authorize the Board of Directors to decide the            Mgmt          Against                        Against
       issue of shares or securities giving access
       to capital or the allocation of debt securities,
       with cancellation of preferential subscription
       rights

E.10.  Approve the possibility to increase the amount            Mgmt          Against                        Against
       of emissions in case of excess demand

E.11   Authorize the Board of Directors in order to              Mgmt          For                            For
       determine the manner fixed by the general assembly,
       the issue price in case of emission without
       preferential subscription rights, shares or
       securities giving access to capital

E.12   Authorize the Board of Directors in order to              Mgmt          For                            For
       decide an increase by Incorporation of reserves,
       profits, premiums or others which capitalization
       would be accepted

E.13   Authorize the Board of Directors to decide the            Mgmt          For                            For
       issue of shares or securities giving access
       to capital for the benefit of Savings Plans
       Members of the Company or Group

E.14   Authorize the Board of Directors to proceed               Mgmt          Against                        Against
       with the issue of shares or securities giving
       access to shares for remunerates contributions
       in kind made to the Company

E.15   Approve the general ceiling of powers delegated           Mgmt          For                            For
       resulting from the eighth, ninth, tenth, eleventh,
       thirteenth and fourteenth resolutions

O.16   Appoint the Board Member                                  Mgmt          For                            For

O.17   Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LEIGHTON HOLDINGS LTD                                                                       Agenda Number:  701726676
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q55190104
    Meeting Type:  AGM
    Meeting Date:  06-Nov-2008
          Ticker:
            ISIN:  AU000000LEI5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and reports of               Mgmt          For                            For
       the Directors and the Auditor for the YE 30
       JUN 2008

2.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008

3.1    Re-elect Mr. D.S. Adamsas as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with Clause
       18 of the Company's Constitution

3.2    Elect Dr. B. Lohr as a Director, in accordance            Mgmt          For                            For
       with Clause 17.2 of the Company's Constitution,
       to holds office until the conclusion of this
       meeting




--------------------------------------------------------------------------------------------------------------------------
 LEND LEASE CORP LTD                                                                         Agenda Number:  701729634
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q55368114
    Meeting Type:  AGM
    Meeting Date:  13-Nov-2008
          Ticker:
            ISIN:  AU000000LLC3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive the financial report of the Company            Non-Voting    No vote
       and reports of the Directors and the Auditor
       for the YE 30 JUN 2008

1.A    Re-elect Mr. Peter Goldmark as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Rule 6.1(f) of the Constitution

1.B    Re-elect Mr. David Ryan as a Director of the              Mgmt          For                            For
       Company, who retires in accordance with Rule
       6.1(f) of the Constitution

1.C    Re-elect Mr. Mark Selway as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with Rule
       6.1(e) of the Constitution

2.     Adopt the remuneration report as specified                Mgmt          For                            For

3.     Approve that, the maximum aggregate fees which            Mgmt          For                            For
       may be paid to Directors under Rule 6.3(a)
       of the Constitution in any year be increased
       from AUD 1,700,000 to AUD 2,500,000




--------------------------------------------------------------------------------------------------------------------------
 LENOVO GROUP LTD                                                                            Agenda Number:  701651196
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5257Y107
    Meeting Type:  AGM
    Meeting Date:  25-Jul-2008
          Ticker:
            ISIN:  HK0992009065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts for the YE 31 MAR            Mgmt          For                            For
       2008 together with the reports of the Directors
       and the Auditors thereon

2.     Declare a final dividend for the issued ordinary          Mgmt          For                            For
       shares for the YE 31 MAR 2008

3.A    Re-elect Dr. Tian Suning as a Director                    Mgmt          For                            For

3.B    Re-elect Professor Woo Chia-Wei as a Director             Mgmt          For                            For

3.C    Re-elect Mr. Ting Lee Sen as a Director                   Mgmt          For                            For

3.D    Re-elect Mr. Liu Chuanzhi as a Director                   Mgmt          For                            For

3.E    Re-elect Mr. Zhu Linan as a Director                      Mgmt          For                            For

3.F    Authorize the Board of Directors to fix Directors'        Mgmt          For                            For
       fees

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Board of Directors of the
       Company to fix the Auditors' remuneration

5.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional ordinary
       shares in the share capital of the Company
       and to make or grant offers, agreements and
       options [including warrants, bonds, notes,
       debentures and other securities which carry
       rights to subscribe for or are convertible
       into ordinary shares] during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued ordinary share
       capital of the Company otherwise than pursuant
       to: i) a rights issue ii) an issue of shares
       upon the exercise of options granted under
       any share option scheme or similar arrangement
       for the time being adopted for the grant or
       issue of shares or rights to acquire shares
       in the Company; or iii) an issue of shares
       as scrip dividends pursuant to the Articles
       of Association of the Company from time to
       time; or iv) any issue of shares in the Company
       upon the exercise of subscription or conversion
       rights under the terms of any existing warrants
       of the Company or any existing securities of
       the Company which carry rights to subscribe
       for or are convertible into shares of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required to be held by the Companies
       Ordinance or the Articles of Association of
       the Company to be held]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission and the Stock Exchange for such
       purposes, subject to and in accordance with
       all applicable Laws and the requirements of
       the rules governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time, not
       exceeding 10% of the aggregate nominal amount
       of the issued voting ordinary share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required to
       be held by the Companies Ordinance or the Articles
       of Association of the Company to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, the general mandate granted to the
       Directors of the Company to allot, issue and
       deal with the shares pursuant to Resolution
       5 as specified, by addition to the aggregate
       nominal value of the share capital which may
       be allotted and issued or agreed conditionally
       or unconditionally to be allotted and issued
       by the Directors of the Company pursuant to
       such general mandate of an amount representing
       the aggregate nominal value of the issued voting
       ordinary shares capital of the Company repurchased
       by the Company pursuant to the mandate to repurchase
       shares of the Company as pursuant to Resolution
       6 as specified, provided that such amount does
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of passing this Resolution




--------------------------------------------------------------------------------------------------------------------------
 LEOPALACE21 CORPORATION                                                                     Agenda Number:  702003461
--------------------------------------------------------------------------------------------------------------------------
        Security:  J38781100
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3167500002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement Benefit System
       for Current Directors

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Auditors

6.     Approval for Issuance of Stock Options to Directors       Mgmt          For                            For

7.     Approval for Issuance of Stock Options to Employees,      Mgmt          For                            For
       etc.




--------------------------------------------------------------------------------------------------------------------------
 LI & FUNG LTD                                                                               Agenda Number:  701890104
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5485F144
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  BMG5485F1445
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the Audited Consolidated Accounts       Mgmt          For                            For
       and reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend of 33 HK cents per               Mgmt          For                            For
       share in respect of the YE 31 DEC 2008

3.a    Re-elect Professor Franklin Warren McFarlan               Mgmt          For                            For
       as a Director

3.b    Re-elect Mr. Spencer Theodore Fung as a Director          Mgmt          For                            For

3.c    Re-elect Mr. Martin Tang Yue Nien as a Director           Mgmt          For                            For

4.     Approve the remuneration of all the Directors             Mgmt          For                            For
       [including the Non-executive Directors] and
       the Chairman of the Board of Directors shall
       be fixed at HKD 80,000 and HKD 200,000 respectively
       for the YE 31 DEC 2009 and each subsequent
       financial year until the Company in general
       meeting otherwise determines; and additional
       remuneration shall be payable to the Non-executive
       Directors who serve on the Board committees
       of the Company and such remuneration be fixed
       at the levels as shown in the following table
       for the YE 31 DEC 2009 and each subsequent
       FY until the Company in general meeting otherwise
       determines: Audit Committee: Chairman HKD 140,000
       Member HKD 60,000 Compensation Committee: Chairman
       HKD 80,000 Member HKD 30,000 Nomination Committee:
       Chairman HKD 80,000 Member HKD 30,000

5.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and to authorize the Board of Directors to
       fix their remuneration

6.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period of all the powers of the
       Company to purchase shares of the Company be
       generally and unconditionally approved; approve
       the aggregate nominal amount of shares which
       may be purchased on The Stock Exchange of Hong
       Kong Limited or any other stock exchange recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on share repurchases shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue on the date of this
       resolution, and the said approval shall be
       limited accordingly; [Authority expires earlier
       at the conclusion of the next AGM of of the
       Company is required by the Companies Act 1981
       of Bermuda [as amended] to be held]

7.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period of all the powers of the
       Company to allot, issue and deal with additional
       shares in the capital of the Company and to
       make or grant offers, agreements and options
       which might require the exercise of such powers
       be generally and unconditionally approved;
       authorize the Directors of the Company during
       the relevant period to make or grant offers,
       agreements and options which might require
       the exercise of such powers after the end of
       the relevant period; approve the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Company,
       otherwise than pursuant to (i) a Rights Issue;
       (ii) the exercise of options granted under
       any share option scheme adopted by the Company
       or (iii) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Bye-laws
       of the Company, shall not exceed the aggregate
       of (aa) 20% of the aggregate of the nominal
       amount of the share capital of the Company
       in issue on the date of this resolution, provided
       that the aggregate nominal amount of the share
       capital so allotted [or so agreed conditionally
       or unconditionally to be allotted] pursuant
       to this resolution solely for cash and unrelated
       to any asset acquisition shall not exceed 10%
       of the aggregate of nominal amount of the share
       capital of the Company in issue on the date
       of passing this resolution, plus (bb) [if the
       Directors of the Company are so authorized
       by a separate ordinary resolution of the shareholders
       of the Company] the nominal amount of share
       capital of the Company repurchased by the Company
       subsequent to the passing of this resolution
       [up to a maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue on the date of this resolution],
       and the said approval shall be limited accordingly;
       [Authority expires earlier at the conclusion
       of the Company is required by the Companies
       Act 1981 of Bermuda [as amended] to be held]

8.     Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company set out as Resolution
       7 in the notice of this meeting in respect
       of the share capital of the Company as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE.IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY INTERNATIONAL PLC R.E.I.T., LONDON                                                  Agenda Number:  701851417
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8995Y108
    Meeting Type:  EGM
    Meeting Date:  01-Apr-2009
          Ticker:
            ISIN:  GB0006834344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company to borrow          Mgmt          For                            For
       money, to mortgage or charge all or any of
       the Company's undertaking, property [present
       and future] and uncalled capital, to issue
       debentures and other securities and to give
       security either outright or as collateral security
       for any debt, liability or obligation of the
       Company or of any third party, and exercising
       all voting and other rights or powers of control
       exercisable by the Company in relation to its
       subsidiaries, in each case as though the borrowing
       limit set out in Article 115.2 of the Articles
       of Association of the Company did not apply
       for the period commencing on the passing of
       this resolution and ending at the conclusion
       of the AGM of the Company to be held in 2011
       and as though the limit thereafter was 2 times
       adjusted capital and reserves [as specified
       in the Articles of Association of the Company]




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY INTL PLC                                                                            Agenda Number:  701935960
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8995Y108
    Meeting Type:  EGM
    Meeting Date:  22-May-2009
          Ticker:
            ISIN:  GB0006834344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 250,000,000 divided
       into 500,000,000 ordinary shares of 50 pence
       each to GBP 450,000,000, divided into 900,000,000
       ordinary shares of 50 pence each by the creation
       of 400,000,000 ordinary shares of 50 pence
       each forming a single class with the existing
       ordinary shares of 50 pence each in the Company;
       grant authority to allot relevant securities
       under section 80 of the Companies Act 1985
       pursuant to Article 12.2 of the Company's Articles
       of Association, for the prescribed period ending
       of the date of the AGM of the Company held
       on 2009 or 18 JUL 2009, the earlier, be varied
       by increasing the section 80 amount [as defined
       in the Company's Articles of Association] from
       GBP 45,259,084 to GBP 156,500,000; authorize
       the Directors, without prejudice to authority,
       allot equity securities [as defined in section
       94(2) of the 1985 Act] wholly for cash or otherwise
       pursuant to the authority referred to in this
       resolution in the connection with the Firm
       Placing [ as specified]; up to an aggregate
       nominal amount of GBP 52,419,530.50 as if section
       89(1) of the 1985 Act to the extent applicable
       did not apply to any such allotment; such power
       to expire at the conclusion of the AGM of the
       Company to be held in 2009 or 18 JUL 2009 is
       earlier, but the Company may make offers and
       enter into agreements during this period which
       would or might require equity securities to
       be allotted after the power ends and the Directors
       may allot equity securities under any such
       offer or agreement as the power had not ended;
       the issue price of 310 pence per ordinary share
       of 50 pence each in the Company to be issued
       under the capital raising [as defined in the
       circular] approve the purpose of Listing rule
       9.5.10(3)(a) of the financial services Authority's
       Listing Rules




--------------------------------------------------------------------------------------------------------------------------
 LINDE AG                                                                                    Agenda Number:  701888820
--------------------------------------------------------------------------------------------------------------------------
        Security:  D50348107
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  DE0006483001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 24 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Receive the financial statements and statutory            Non-Voting    No vote
       reports for fiscal 2008

2.     Approve the allocation of Income and Dividends            Mgmt          For                            For
       of EUR 1.80 per Share

3.     Approve the acts of the Executive Board                   Mgmt          For                            For

4.     Approve the acts of the Supervisory Board                 Mgmt          For                            For

5.     Ratify KPMG AG as the Auditors for Fiscal 2009            Mgmt          For                            For

6.     Grant authority, to acquire and appropriate               Mgmt          For                            For
       treasury shares under revocation of the existing
       authorization to acquire treasury shares

7.     Approve that, revocation of the authorization             Mgmt          For                            For
       to issue convertible and option bonds and revocation
       of the conditional capital pursuant to number
       3.9 of the Articles of Association

8.     Amend the Articles 14.4 of the Articles of Association    Mgmt          For                            For
       for adjustment to ARUG




--------------------------------------------------------------------------------------------------------------------------
 LION NATHAN LTD                                                                             Agenda Number:  701802565
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5585K109
    Meeting Type:  AGM
    Meeting Date:  26-Feb-2009
          Ticker:
            ISIN:  AU000000LNN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the financial report,             Non-Voting    No vote
       the Directors' report and the Auditor's report
       [for the Company and its controlled entities]
       for the FYE 30 SEP 2008

2.     Adopt the remuneration report [for the Company            Mgmt          For                            For
       and its controlled entities] for the FYE 30
       SEP 2008

3.A    Re-elect Mr. Andrew Maxwell Reeves as an Executive        Mgmt          For                            For
       Director of the Company, who retires by rotation
       in accordance with Article 10.3 of the Constitution

3.B    Re-elect Mr. Gavin Ronald Walker as a Non-Executive       Mgmt          For                            For
       Director of the Company, who retires by rotation
       in accordance with Article 10.3 of the Constitution

3.C    Re-elect Ms. Barbara Kay Ward as a Non-Executive          Mgmt          For                            For
       Director of the Company, who retires by rotation
       in accordance with Article 10.3 of the Constitution




--------------------------------------------------------------------------------------------------------------------------
 LLOYDS BANKING GROUP PLC, EDINBURGH                                                         Agenda Number:  701936392
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5542W106
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  GB0008706128
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts                           Mgmt          For                            For

2.     Approve the Directors remuneration report                 Mgmt          For                            For

3.a    Elect Ms. C.J. McCall as a Director                       Mgmt          Against                        Against

3.b    Elect Mr. T.T. Ryan Jr. as a Director                     Mgmt          For                            For

3.c    Elect Mr. M.A. Scicluna as a Director                     Mgmt          For                            For

3.d    Elect Mr. T.J.W. Tookey as a Director                     Mgmt          For                            For

3.e    Elect Mr. Anthony Watson as a Director                    Mgmt          For                            For

4.a    Re-elect Sir Victor Blank as a Director                   Mgmt          For                            For

4.b    Re-elect Mr. A.G. Kane as a Director                      Mgmt          For                            For

4.c    Re-elect Lord Leitch as a Director                        Mgmt          For                            For

5.     Re-appoint the Auditors                                   Mgmt          For                            For

6.     Grant authority to set the remuneration of the            Mgmt          For                            For
       Auditors

7.     Approve to increase the authorized share capital          Mgmt          For                            For

8.     Authorize the Directors to allot shares                   Mgmt          For                            For

S.9    Authorize the Directors to issue shares for               Mgmt          For                            For
       cash

S.10   Authorize the Company to purchase its ordinary            Mgmt          For                            For
       shares

S.11   Authorize the Company to purchase its preference          Mgmt          For                            For
       shares

S.12   Amend the Articles of Association                         Mgmt          For                            For

S.13   Approve the notice period for general meetings            Mgmt          Against                        Against

S.14   Grant authority relating to political donations           Mgmt          For                            For
       or expenditure




--------------------------------------------------------------------------------------------------------------------------
 LLOYDS BANKING GROUP PLC, EDINBURGH                                                         Agenda Number:  701969656
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5542W106
    Meeting Type:  OGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  GB0008706128
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company and Authorize the Directors
       to allot shares to be issued pursuant to the
       placing and Compensatory Open offer

2.     Approve a general increase in the authorized              Mgmt          Against                        Against
       share capital of the Company and generally
       authorize the Directors to allot new shares

3.     Approve the placing and compensatory open offer           Mgmt          For                            For
       and HMT preference share redemption as a related
       party transaction, pursuant to the Listing
       Rules

4.     Grant authority for the Rule 9 waiver granted             Mgmt          For                            For
       by the Panel in relation to the acquisition
       of shares by HM Treasury

S.5    Authorize the Directors to allot shares for               Mgmt          For                            For
       cash on a non preemptive basis pursuant to
       the placing and compensatory open offer

S.6    Approve to provide the Directors with a general           Mgmt          For                            For
       authority to allot shares for cash on a non
       preemptive basis




--------------------------------------------------------------------------------------------------------------------------
 LLOYDS TSB GROUP PLC, EDINBURGH                                                             Agenda Number:  701759980
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5542W106
    Meeting Type:  OGM
    Meeting Date:  19-Nov-2008
          Ticker:
            ISIN:  GB0008706128
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition by the Company [or one            Mgmt          For                            For
       or more of its subsidiaries] of HBOS plc [HBOS]
       [the Acquisition] to be effected pursuant to
       a scheme of arrangement [the scheme] under
       sections 895 to 899 of the Companies Act 2006
       [the Act] or takeover offer [the Offer] made
       by or on behalf of the Company, substantially
       on the terms and subject to the conditions,
       as specified, outlining the Acquisition and
       authorize the Directors of the Company [or
       any duly constituted committee thereof] [the
       Board], to take all such steps as the Board
       considers to be necessary or desirable in connection
       with, and to implement, the acquisition [including
       in respect of options granted in relation to
       HBOS securities] and to agree such modifications,
       variations, revisions, waivers, extensions
       or amendments to any of the terms and conditions
       of the Acquisition, and/or to any documents
       relating thereto, as they may in their absolute
       discretion think fit

2.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Acquisition becoming unconditional [save for
       any conditions relating to: i) the delivery
       of the order of the Court of Sessions in Edinburgh
       confirming the reduction of capital in HBOS
       to the Registrar of Companies in Scotland [the
       Court Sanction]; ii) the admission of the ordinary
       shares of 25 pence each in the Company to be
       issued pursuant to the Acquisition becoming
       effective in accordance with the Listing Rules,
       or as appropriate, the UK Listing Authority
       and the London Stock Exchange agreeing to admit
       such shares to the Official List and to trading
       on the main market of the London Stock Exchange
       respectively [Admission]], that the waiver
       granted by the Panel on Takeovers and Mergers
       on the Commissioners of Her Majesty's Treasury
       or their nominees [HM Treasury] to make a general
       offer to ordinary shareholders for all of the
       issued ordinary shares in the capital of the
       Company held by them as a result of the issue
       to HM Treasury of up to 7,123,501,749 ordinary
       shares in the Company pursuant to the Placing
       and Open Offer Agreement [as specified], and
       the following completion of the Acquisition,
       representing a maximum of 43.5% of the shares
       carrying voting rights in the Company

3.     Approve, subject to and conditional upon 1)               Mgmt          For                            For
       the Acquisition becoming unconditional [save
       for any conditions relating to the Court Sanction,
       Registration or Admission] and 2) the placing
       and open offer agreement entered into among
       the Company, Citigroup Global Markets Limited,
       Citigroup Global Markets U.K. Equity Limited,
       Merrill Lynch International, UBS Limited and
       HM Treasury and effective as of 13 OCT 2008
       [the Placing and Open Offer Agreement] [as
       specified] not having been terminated in accordance
       with its terms before the delivery of the order
       of the Court of Session in Edinburgh sanctioning
       the Scheme: to increase the authorized share
       capital of the Company from an aggregate of
       GBP 1,791,250,000, USD 40,000,000, EUR 40,000,000
       and CNY 1,250,000,000 to GBP 5,675,477,055,
       USD 40,000,000, EUR 1,250,000,000 by the creation
       of 14,911,908,221 new ordinary shares of 25
       pence each, such shares forming one class with
       the then existing ordinary shares and having
       attached thereto the respective rights and
       privileges and being subject to the limitations
       and restrictions set out in the Company's Articles
       of Association [the Articles] and the creation
       of 625,000,000 new preference shares of 25
       pence each, such shares having attached thereto
       the respective rights and privileges and being
       subject to the limitations and restrictions
       as may be determined by the Board or otherwise
       in accordance with Article 3.3 of the Articles;
       and authorize the Board, in substitution for
       all previous existing authorities and pursuant
       to and in accordance with Section 80 of the
       Companies Act 1985 [the 1985 Act], to allot
       relevant securities created pursuant to this
       resolution credited as fully paid, with authority
       to deal with fractional entitlements arising
       out of such allotments as it thinks fit and
       to take all such allotment, to an aggregate
       nominal amount of GBP 3,884,227,055, USD 39,750,000,
       EUR 40,000,000 and CNY 1,250,000,000; [Authority
       expires the earlier of the conclusion of the
       AGM in 2009 or 07 AUG 2009]; and the Board
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

4.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Ordinary Resolution 3, pursuant to Article
       122 of the Articles, upon the recommendation
       of the Board an amount out of the sums standing
       to the credit of any of the Company's share
       premium amount standing to the credit of such
       reserves, as the Board may at its discretion
       determine, be capitalized, being such amount
       as the Board may determine for the purpose
       of paying up new ordinary shares and authorize
       the Board to apply such amount in paying up
       the new ordinary shares and to take all such
       other steps as it may deem necessary, expedient
       or appropriate to implement such capitalization

5.     Approve, for the purpose if Article 76 of the             Mgmt          For                            For
       Articles, the ordinary remuneration of the
       Directors of the Company, to be divisible among
       them shall be a sum not exceeding GBP 1,000,000
       in any year

6.     Authorize the Company, subject to and conditional         Mgmt          For                            For
       upon the Acquisition becoming unconditional
       [save for any conditions relating to the Court
       Sanction, Registration or Admission], for the
       purpose of Section 166 of the 1985 Act to make
       market purchases [Section 163(3) of the 1985
       Act] of i) the GBP 1,000,000,000 fixed to Floating
       Callable Non-Cumulative Preference Shares [the
       New Preference Shares] to be issued by the
       Company to HM Treasury pursuant to the preference
       share subscription agreement entered into with
       effect from 13 OCT 2008 by the Company and
       HM treasury and ii) the preference shares to
       be issued by the Company in exchange for the
       GBP 3,000,000,000 fixed to Floating Callable
       Non-Cumulative Preference shares to be issued
       by HBOS to HM Treasury pursuant to the preference
       share subscription agreement entered into with
       effect from 13 OCT 2008 by HBOS and HM Treasury
       pursuant to the proposed scheme of arrangement
       under Sections 895 to 899 of the Act between
       HBOS and relevant classes of holders of preference
       shares in HBOS [together with the New Preference
       Shares, the Preference Shares], up to an maximum
       number of preference shares which may be purchased
       is 4,000,000 at a minimum price of 25 pence
       per each preference share [exclusive of expenses]
       and the maximum price which may be paid for
       the each preference share is an amount equal
       to 120% of the liquidation preference of the
       Preference Shares; [Authority expires at the
       end of an 18 month period] [except in relation
       to the purchase of Preference Shares the contract
       for which are concluded before such expiry
       and which are executed wholly or partially
       after such expiry]

S.7    Approve, in place of all existing powers, to              Mgmt          For                            For
       renew the power conferred on the Board by Article
       9.3 of the Articles for the period ending on
       the day of the Company's AGM in 2009 or on
       07 AUG 2009, which ever is earlier and for
       that period the relevant Section 89 amount
       [for the purpose of Article 9.3 and 9.5 of
       the Articles] shall be GBP 205,577,100 if ordinary
       resolution 3 is passed [equivalent to 822,308,400
       ordinary shares of 25 pence each in the capital
       of the Company] or GBP 75,647,511 if Ordinary
       Resolution 3 is rejected [equivalent to 302,590,044
       ordinary shares of 25 pence each in the capital
       of the Company]

S.8    Approve, subject to and conditional upon the              Mgmt          For                            For
       Acquisition becoming unconditional [save for
       any conditions relating to the Court Sanction,
       Registration or Admission] to change the name
       of the Company to "Lloyds Banking Group plc"

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LOBLAW COS LIMITED MED TERM  NTS CDS-                                                       Agenda Number:  701884404
--------------------------------------------------------------------------------------------------------------------------
        Security:  539481101
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  CA5394811015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1 AND 2. THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       of the Corporation for the FYE 03 JAN 2009
       and the Auditors' report thereon

1.     Elect the Directors of the Corporation                    Mgmt          For                            For

2.     Appoint KPMG LLP as the Corporation's Auditors            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 LOGICACMG PLC                                                                               Agenda Number:  701875683
--------------------------------------------------------------------------------------------------------------------------
        Security:  G55552106
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  GB0005227086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and the accounts for            Mgmt          For                            For
       the YE 31 DEC 2008

2.     Approve the final dividend of 0.6 pence per               Mgmt          For                            For
       share

3.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       the YE 31 DEC 2008

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors and authorize the Directors to set
       their fees

5.     Elect Mr. Sergio Giacoletto as a Non-Executive            Mgmt          For                            For
       Director

6.     Elect Mr. Frederic Rose as a Non-Executive Director       Mgmt          For                            For

7.     Elect Mrs. Noel Harwerth as a Non-Executive               Mgmt          For                            For
       Director

8.     Elect Dr. Wolfhart Hauser as a Non-Executive              Mgmt          For                            For
       Director

9.     Elect Mr. Seamus Keating as an Executive Director         Mgmt          For                            For

10.    Authorize the Director to allot relevant securities       Mgmt          For                            For
       pursuant to section 80 of the Companies Act
       1985

s.11   Authorize the Directors to allot shares for               Mgmt          For                            For
       cash

s.12   Authorize the Director to make market purchases           Mgmt          For                            For
       of the Companys 10p ordinary shares pursuant
       to Section 166 of the Companies Act 1985

s.13   Approve an amendment to the Partners' Incentive           Mgmt          For                            For
       Plan

s.14   Approve the Performance Multiplier Plan                   Mgmt          For                            For

s.15   Approve an amendment to the Employee Equity               Mgmt          For                            For
       Partnership Plan

s.16   Amend the notice period for a general meeting             Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 LONMIN PUB LTD CO                                                                           Agenda Number:  701789325
--------------------------------------------------------------------------------------------------------------------------
        Security:  G56350112
    Meeting Type:  AGM
    Meeting Date:  29-Jan-2009
          Ticker:
            ISIN:  GB0031192486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts                           Mgmt          For                            For

2.     Approve the Directors remuneration report                 Mgmt          Against                        Against

3.     Re-appoint the Auditors and approve the remuneration      Mgmt          For                            For
       of the Auditors

4.     Re-elect Sir John Craven as a Director of the             Mgmt          For                            For
       Company

5.     Re-elect Mr. Michael Hartnall as a Director               Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Roger Phillimore as a Director               Mgmt          For                            For
       of the Company

7.     Grant authority to allot shares                           Mgmt          For                            For

S.8    Approve to disapply the pre-emption rights                Mgmt          For                            For

S.9    Authorize the Company to purchase its own shares          Mgmt          For                            For

S.10   Adopt the new Articles of Association                     Mgmt          Against                        Against

11.    Amend the rules of the Stay and Prosper Plan              Mgmt          For                            For

12.    Amend the shareholder Value Incentive Plan                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LOOMIS AB, SOLNA                                                                            Agenda Number:  701802351
--------------------------------------------------------------------------------------------------------------------------
        Security:  W5650X104
    Meeting Type:  EGM
    Meeting Date:  16-Feb-2009
          Ticker:
            ISIN:  SE0002683557
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the Meeting                                    Mgmt          For                            For

2.     Elect Mr. Jacob Palmstierna as the Chairman               Mgmt          For                            For
       of the Board

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 person(s) to approve the minutes             Mgmt          For                            For

6.     Approve to determine the compliance with the              Mgmt          For                            For
       rules of convocation

7.     Approve the issue of maximum 2,555,000 subscription       Mgmt          For                            For
       warrants entitling to subscription for the
       equivalent number of new shares of class B
       in Loomis AB, the issue shall be directed to
       the wholly-owned subsidiary Loomis Sverige
       AB for the purpose of transferring them onwards
       to senior executives and key employees, the
       subscription warrants shall be issued to the
       subsidiary at a price of 8 kronor and 50 ore
       per subscription warrant, subscription and
       payment for the subscription warrants shall
       be made on 24 FEB 2009, at the latest, with
       a right for the Board of Directors to prolong
       these time limits

8.     Closing of the Meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LOTTOMATICA S.P.A., ROMA                                                                    Agenda Number:  701886143
--------------------------------------------------------------------------------------------------------------------------
        Security:  T6326Y108
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  IT0003990402
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statements, the statutory           Mgmt          No Action
       reports and the allocation of Income




--------------------------------------------------------------------------------------------------------------------------
 LUNDBERGFOERETAGEN AB                                                                       Agenda Number:  701826072
--------------------------------------------------------------------------------------------------------------------------
        Security:  W54114108
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  SE0000108847
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Per Welin as a Chairman of the meeting          Mgmt          For                            For

3.     Approve the voting register                               Mgmt          For                            For

4.     Elect 1 or 2 persons to attest the minutes                Mgmt          For                            For

5.     Approve the agenda                                        Mgmt          For                            For

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

7.     The Address by the President                              Mgmt          For                            For

8.     Receive the annual report and the Auditors'               Mgmt          For                            For
       report, and the consolidated accounts and the
       Auditors' report on the consolidated accounts
       and Auditor's statement on the level of compliance
       with the principles of remuneration of Senior
       Executives applicable since the preceding AGM

9.a    Adopt the income statement and the balance sheet          Mgmt          Abstain                        Against
       as well as the consolidated income statement
       and consolidated balance sheet

9.b    Grant discharge to the Board of Directors and             Mgmt          Abstain                        Against
       the President from personal liability

9.c    Approve a dividend for the 2008 FY of SEK 6.00            Mgmt          For                            For
       per share and 03 APR 2009 as the record day

10.    Approve to determine the number of Members of             Mgmt          For                            For
       the Board of Directors to be 8 with 1 Deputy

11.    Approve to pay the fees to the Board of Directors         Mgmt          For                            For
       totaling SEK 1,500,000 of which SEK 350,000
       to the Chairman and SEK 175,000 to each of
       other Board Members elected by AGM, except
       for the President and SEK 100,000 to the Deputy
       Board Member

12.    Approve the information regarding the nominated           Mgmt          For                            For
       Board Member's assignments in other companies
       and re-elect Messrs. Gunilla Berg, Lennart
       Bylock, Mats Guldbrand, Tom Hedelius, Fredrik
       Lundberg, Sten Peterson and Christer Zetterberg
       as the Members of the Board; elect Mr. Carl
       Bennet as a new Member of the Board and Ms.
       Katarina Lundberg as a new Deputy Board Member
       and Mr. Mats Guldbrand as a Chairman of the
       Board; Messrs. Per Welin and Pettersson have
       declined re-election

13.    Amend Article 7 of the Articles of Association            Mgmt          For                            For
       as specified

14.    Approve the specified guidelines for remuneration         Mgmt          For                            For
       of Senior Executives

15.    Authorize the Board during the period up to               Mgmt          For                            For
       the close of the following AGM to acquire Series
       B treasury shares subject to the restriction
       that the holding may not at any time exceed
       10% of all of the shares in the Company; such
       shares acquisitions must take place on NASDAQ
       OMX Stockholm in accordance with exchanges
       rules applicable on the acquisition date

16.    Closure of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LUXOTTICA GROUP S P A                                                                       Agenda Number:  701916857
--------------------------------------------------------------------------------------------------------------------------
        Security:  T6444Z110
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  IT0001479374
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 561900 DUE TO DELETION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve to accept the financial statements and            Mgmt          No Action
       statutory reports

2.     Approve the allocation of income                          Mgmt          No Action

3.1    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL [SLATE SUBMITTED BY DELFIN SARL]:
       Elect the Directors and approve to fix their
       number, their remuneration

3.2    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL [SLATE SUBMITTED BY INSTITUTIONAL
       INVESTORS]: Elect the Directors and approve
       to fix their number, their remuneration

4.1    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL [SLATE SUBMITTED BY DELFIN SARL]:
       Appoint Internal Statutory Auditors and approve
       the Auditors' remuneration

4.2    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL [SLATE SUBMITTED BY INSTITUTIONAL
       INVESTORS]: Appoint Internal Statutory Auditors
       and approve the Auditors' remuneration




--------------------------------------------------------------------------------------------------------------------------
 LVMH MOET HENNESSY LOUIS VUITTON, PARIS                                                     Agenda Number:  701888767
--------------------------------------------------------------------------------------------------------------------------
        Security:  F58485115
    Meeting Type:  MIX
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  FR0000121014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve to accept the consolidated financial              Mgmt          For                            For
       statements and statutory reports

O.3    Approve the Auditors' special report regarding            Mgmt          For                            For
       related-party transactions

O.4    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 1.60 per share

O.5    Re-elect Mr. Antoine Arnault as a Director                Mgmt          Against                        Against

O.6    Re-elect Mr. Antoine Bernheim as a Director               Mgmt          Against                        Against

O.7    Re-elect Mr. Albert Frere as a Director                   Mgmt          Against                        Against

O.8    Re-elect Mr. Pierre Gode as a Director                    Mgmt          Against                        Against

O.9    Re-elect Mr. Lord Powell of Bayswater as a Director       Mgmt          Against                        Against

O.10   Elect Mr. Yves-Thilbaut De Silguy as a Director           Mgmt          For                            For

O.11   Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       issued share capital

E.12   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.13   Grant authority the issuance of equity or equity-linked   Mgmt          For                            For
       securities with preemptive rights up to aggregate
       nominal amount of EUR 50 million

E.14   Grant authority the issuance of equity or equity-linked   Mgmt          Against                        Against
       securities without preemptive rights up to
       aggregate nominal amount of EUR 50 million,
       with the possibility not to offer them to the
       public for an amount representing 20% per year

E.15   Approve the frame of the issuances to be decided          Mgmt          Against                        Against
       by virtue of Resolutions 13 and 14, to increase
       the number of securities to be issued set forth
       in the issuance, in the event of an excess
       demand, may be increased within the limit of
       the ceiling set forth in the said resolutions

E.16   Authorize the Board of Directors to issue shares          Mgmt          Against                        Against
       or any securities giving access to the Company's
       share capital, or giving right, in the case
       where the equity issued is a share, to the
       debt securities, in consideration for securities
       tendered in a public exchange offer concerning
       the shares of another Company; [Authority expires
       for a 26-month period]; the maximal nominal
       amount of capital increases to be carried out
       under this delegation of authority shall not
       exceed EUR 50,000,000.00; the nominal amount
       of all capital increase carried out, or to
       be carried out under the delegations of the
       Resolutions 13, 14 and, or 17 shall count against
       the overall value set forth in the present
       delegation; to take all necessary measures
       and accomplish all necessary formalities; this
       authorization supersedes the 1 granted by the
       combined shareholders' meeting of 10 MAY 2007

E.17   Authorize the Board of Directors to increase,             Mgmt          Against                        Against
       on 1 and more occasions, the share capital,
       up to 10% of the share capital, by way of issuing
       shares or securities giving access to the capital
       or giving right, in the case where the first
       equity issued is a share, to a debt security,
       in consideration for the contributions in kind
       granted to the Company and comprised of capital
       securities or securities giving access to share
       capital; [Authority expires for a 26-month];
       to take all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the 1 granted by the shareholders'
       meeting 10 MAY 2007

E.18   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, in favor of employees
       or executives of the Company and related Companies,
       options giving the right either to subscribe
       for new shares in the Company to be issued
       through a share capital increase, or to purchase
       existing shares purchased by the Company, it
       being provided that the options shall not give
       rights to a total numbers of shares, which
       shall exceed 3% of the share capital; [Authority
       expires for a 38-month period]; to take all
       necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the 1 granted by the shareholders' meeting
       of 11 MAY 2006

E.19   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital on 1 or more occasions, in France
       or abroad, by a maximum nominal amount which
       shall not exceed 3% of the share capital, in
       favor of employees of the Company and related
       Companies, who are members of the Company Savings
       Plan; [Authority expires for a 26-month period];
       to take all necessary measures and accomplish
       all necessary formalities; the shareholders'
       meeting decided to cancel the shareholders'
       preferential subscription rights in favor of
       the said employees; this authorization supersedes
       the 1 granted by the combined shareholders'
       meeting of 15 MAY 2008

E.20   Amend item 2 of Articles 11 'Board of Directors'          Mgmt          For                            For
       and 23 'General Meetings' of the By-Laws in
       order to take into account the new Clauses
       in accordance with the Law 2008-776 of 04 AUG
       2008, know as the French Act of Economy Modernization




--------------------------------------------------------------------------------------------------------------------------
 M-REAL CORP, ESPOO                                                                          Agenda Number:  701821957
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5594C116
    Meeting Type:  OGM
    Meeting Date:  12-Mar-2009
          Ticker:
            ISIN:  FI0009000665
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of the persons to scrutinize the minutes         Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Presentation of the annual accounts, the report           Non-Voting    No vote
       of the Board of Directors and the Auditors
       report

7.     Adopt the accounts                                        Mgmt          Abstain                        Against

8.     Approve the actions on profit or loss, the Board's        Mgmt          For                            For
       proposal to pay dividend

9.     Grant discharge from liability                            Mgmt          Abstain                        Against

10.    Approve the remuneration of the Board Members             Mgmt          For                            For

11.    Approve the number of Board Members                       Mgmt          For                            For

12.    Elect Messrs. M. Asunta, K. Jordan, E. Karmila,           Mgmt          For                            For
       K. Korhonen, R. Lillandt, J. Niemela, A. Tanskanen,
       L. Leino and E.Varis as the Board Members

13.    Approve the remuneration of the Auditors                  Mgmt          For                            For

14.    Elect PricewaterhouseCoopers Oy as the Auditor            Mgmt          For                            For

15.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Approve to merge Companys A and B
       share classes with ratio 1:1

16.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 M6 METROPOLE TELEVISION SA, NEUILLY SUR SEINE                                               Agenda Number:  701876762
--------------------------------------------------------------------------------------------------------------------------
        Security:  F6160D108
    Meeting Type:  MIX
    Meeting Date:  05-May-2009
          Ticker:
            ISIN:  FR0000053225
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, and the observations of the
       Supervisory Board, the Company's financial
       statements for the YE 31 DEC 2008, as presented,
       showing profits of EUR 234,714,266.00; the
       expenses and charges that were not tax deductible
       of EUR 29,207.00 with a corresponding tax of
       EUR 10,056.00

O.2    Approve the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors and the observations of the
       Supervisory Board, the consolidated financial
       statements for the said FY in accordance with
       the Articles L.233-16 Et Seq., of the French
       Commercial Code, in the form presented to the
       meeting, showing profits of EUR 138,386,363.00

O.3    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 234,714,266.00, prior retained
       earnings: EUR 476, 426,747.00, global dividend:
       EUR 109,611,486.50, retained earnings EUR 601,529,526.50,
       the shareholders will receive a net dividend
       of EUR 0.85 per share and will entitle to the
       40% deduction provided by the French General
       Tax Code; this dividend will be paid on 15
       MAY 2009; in the event the Company holds some
       of its own shares on such date, the amount
       of the unpaid dividends on such shares shall
       be allocated to the retained earnings account,
       as required by Law

O.4    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements and commitments, the said report
       and the agreements and commitments referred
       to therein

O.5    Approve the special report of the Auditors on             Mgmt          For                            For
       the agreements governed by the Articles L.225-90-1
       and L.225-79-1 of the French Commercial Code,
       the amendments made to the Remuneration Plan
       of Mr. Nicolas De Tavernost as the Chairman
       of the Executive Committee, in the event of
       termination of his duties

O.6    Approve the special report of the Auditors on             Mgmt          For                            For
       the agreements governed by the Articles L.225-90-1
       and L.225-79-1 of the French Commercial Code,
       the amendments made to the remuneration plan
       of Mr. Eric D'hotelans as Vice Chairman of
       the Executive Committee, in the event of termination
       of his duties

O.7    Approve the special report of the Auditors on             Mgmt          For                            For
       the agreements governed by the Articles L.225-90-1
       and L.225-79-1 of the French Commercial Code,
       the amendments made to the remuneration plan
       of Mr. Thomas Valentin as Vice Chairman of
       the Executive Committee, in the event of termination
       of his duties

O.8    Approve the special report of the Auditors on             Mgmt          For                            For
       the agreements governed by the Articles L.225-90-1
       and L.225-79-1 of the French Commercial Code,
       the amendments made to the Remuneration Plan
       of Mrs. Catherine Lenoble as the Member of
       the Executive Committee, in the event of termination
       of her duties

O.9    Authorize the Executive Committee to trade,               Mgmt          For                            For
       by all means, in the Company's shares on the
       stock market, subject to the conditions described
       below: maximum purchase price: EUR 22.00, maximum
       number of shares to be acquired: 10% of the
       share capital, maximum funds invested in the
       share buybacks: EUR 283,700,318.00; [Authority
       expires for a 18-month period]; to take all
       necessary measures and accomplish all necessary
       formalities

E.10   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on 1 or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the company in connection
       with the Stock Repurchase Plan decided in Resolution
       9, up to a maximum of 10% the share capital
       over a 24-month period; [Authority expires
       for a 24-month period]; to take all necessary
       measures and accomplish all necessary formalities

E.11   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, in 1 or more occasions and
       at its sole discretion, by a maximum nominal
       amount of EUR 10,000,000.00, by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by Law and under the By-Laws, by issuing bonus
       shares or raising the par value of existing
       shares or by a combination of these methods;
       this overall ceiling of capital increase resulting
       from the present delegation is independent
       from the ones set forth in the other resolutions
       of the present meeting; [Authority expires
       for a 26-month period]; to take all necessary
       measures and accomplish all necessary formalities;
       This delegation of powers supercedes the fraction
       unused of any and all earlier delegations to
       the same effect

E.12   Authorize the Executive Committee to increase             Mgmt          For                            For
       on 1 or more occasions, in France or abroad,
       the share capital, by issuance, with the shareholders'
       preferred subscription rights maintained, of
       ordinary shares and, or securities giving access
       to ordinary shares of the Company or its subsidiary;
       the maximal nominal amount of capital increases
       to be carried out under this delegation of
       authority shall not exceed EUR 10,000,000.00;
       the global nominal amount of shares issued
       by virtue of Resolution 13 shall count against
       this amount; the nominal amount of debt securities
       issued shall not exceed EUR 100,000,000.00;
       the nominal amount of debt securities issued
       by virtue of Resolution 13 shall count against
       this amount; to take all necessary measures
       and accomplish all necessary formalities; [Authority
       expires for a 26-month period; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.13   Authorize Executive Committee to increase on              Mgmt          For                            For
       1 or more occasions, in France or abroad, on
       the French and, or international market, by
       way of a public offering or an offer governed
       by Article L.411-2 of the French Financial
       and Monetary Code, the share capital, by issuance,
       with cancellation of the shareholders preferred
       subscription rights and with a compulsory delay
       of priority, of ordinary shares and, or securities
       giving access to ordinary shares of the Company;
       These securities may be issued in consideration
       for securities tendered in a public exchange
       offer initiated by the Company concerning the
       shares of another Company; The global nominal
       amount of ordinary shares to be issued under
       this delegation of authority shall not exceed
       EUR 10,000,000.00; this amount shall count
       against the overall amount of capital increase
       carried out by virtue of Resolution 12; The
       nominal amount of debt securities issued shall
       not exceed EUR 100,000,000.00; This amount
       shall count against the overall nominal value
       of debt securities to be issued by virtue of
       in Resolution 12; to take all necessary measures
       and accomplish all necessary formalities; [Authority
       expires for a 26-month period]; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.14   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, up to 10% of the share capital
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital; the overall
       value of shares to be issued by virtue of the
       present resolution is independent from the
       ceilings set forth in the other resolutions
       of the present meeting; [Authority expires
       for a 26-month period]; to take all necessary
       measures and accomplish all necessary formalities

E.15   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of employees
       [and Executives] of the Company and its subsidiaries
       who are the Members of a Company Savings Plan,
       by issuing shares to be paid in cash, or by
       granting for free ordinary shares or other
       equities giving access to the share capital;
       [Authority expires for a 26-month period];
       and for a nominal amount that shall not exceed
       0.5% of the share capital; the shareholders'
       meeting decides to cancel the shareholders'
       preferential subscription rights in favor of
       the said beneficiaries; to take all necessary
       measures and accomplish all necessary formalities

E.16   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE AIRPORTS                                                                          Agenda Number:  701711120
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q6077P119
    Meeting Type:  SGM
    Meeting Date:  17-Oct-2008
          Ticker:
            ISIN:  AU000000MAP6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       THE MACQUARIE AIRPORTS TRUST 1 [MAT 1]

1.     Approve, for all purposes including for the               Mgmt          For                            For
       purposes of ASX Listing Rule 10.1, the Sale
       Transaction with MEIF3, subject to the approval
       of MAL and MAT 2 in the same or substantially
       the same terms as this resolution

2.     Approve the buy-back of up to AUD 1 billion               Mgmt          For                            For
       of MAp securities in the 12 month period from
       the later of the Completion Date and the implementation
       of the TICKETS defeasance, subject to the approval
       of Resolution 1 and the approval of the Members
       of MAL and MAT 2 in the same or substantially
       the same terms as this resolution

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       THE MACQUARIE AIRPORTS TRUST 2 [MAT 2]

1.     Approve, for all purposes including for the               Mgmt          For                            For
       purposes of ASX Listing Rule 10.1, the Sale
       Transaction with MEIF3, subject to the approval
       of MAT 1 and MAL in the same or substantially
       the same terms as this resolution

2.     Approve the buy-back of up to AUD 1 billion               Mgmt          For                            For
       of MAp securities in the 12 month period from
       the later of the Completion Date and the implementation
       of the TICKETS defeasance, subject to the approval
       of Resolution 1 and the approval of the Members
       of MAT 1 and MAL in the same or substantially
       the same terms as this resolution

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       THE MACQUARIE AIRPORTS LIMITED [MAL]

1.     Approve, for all purposes including for the               Mgmt          For                            For
       purposes of ASX Listing Rule 10.1, the Sale
       Transaction with MEIF3, subject to the approval
       of MAT 1 and MAT 2 in the same or substantially
       the same terms as this resolution

2.     Approve the buy-back of up to AUD 1 billion               Mgmt          For                            For
       of MAp securities in the 12 month period from
       the later of the Completion Date and the implementation
       of the TICKETS defeasance, subject to the approval
       of Resolution 1 and the approval of the Members
       of MAT 1 and MAT 2 in the same or substantially
       the same terms as this resolution




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE AIRPORTS                                                                          Agenda Number:  701912962
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q6077P119
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  AU000000MAP6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTION ARE FOR             Non-Voting    No vote
       THE SECURITY MACQUARIE AIRPORTS TRUST 1 [MAT
       1]

1.     Re-elect Mr. Max Moore-Wilton as a Director               Mgmt          For                            For
       of MAML by its shareholders

2.     Amend Clause 21. 4[q] of the MAT 1 Constitution           Mgmt          For                            For
       and replace it, as specified

       THE RESPONSIBLE ENTITY WILL DISREGARD ANY VOTE            Non-Voting    No vote
       CAST ON BOTH THESE RESOLUTIONS BY MGL, MAML
       OR THEIR ASSOCIATES, HOWEVER NEED NOT DISREGARD
       A VOTE IF IT IS CAST BY A PERSON WHO IS ENTITLED
       TO VOTE, IN ACCORDANCE WITH THE DIRECTIONS
       ON THE PROXY FORM, OR CAST BY THE PERSON CHAIRING
       THE MEETING AS A PROXY FOR A PERSON WHO IS
       ENTITLED TO VOTE IN ACCORDANCE WITH A DIRECTION
       ON THE PROXY FORM TO VOTE AS THE PROXY DECIDES.

       PLEASE NOTE THAT THE BELOW RESOLUTION ARE FOR             Non-Voting    No vote
       THE SECURITY MACQUARIE AIRPORTS TRUST 2 [MAT
       2]

1.     Re-elect Mr. Max Moore-Wilton as a Director               Mgmt          For                            For
       of MAML by its shareholders

2.     Amend Clause 21. 4[q] of the MAT 2 Constitution           Mgmt          For                            For
       and replace it, as specified

       THE RESPONSIBLE ENTITY WILL DISREGARD ANY VOTE            Non-Voting    No vote
       CAST ON BOTH THESE RESOLUTIONS BY MGL, MAML
       OR THEIR ASSOCIATES, HOWEVER NEED NOT DISREGARD
       A VOTE IF IT IS CAST BY A PERSON WHO IS ENTITLED
       TO VOTE, IN ACCORDANCE WITH THE DIRECTIONS
       ON THE PROXY FORM, OR CAST BY THE PERSON CHAIRING
       THE MEETING AS A PROXY FOR A PERSON WHO IS
       ENTITLED TO VOTE IN ACCORDANCE WITH A DIRECTION
       ON THE PROXY FORM TO VOTE AS THE PROXY DECIDES.

       PLEASE NOTE THAT THE BELOW RESOLUTION ARE FOR             Non-Voting    No vote
       THE SECURITY MACQUARIE AIRPORTS LIMITED

       To receive and consider the accounts and reports          Non-Voting    No vote
       of the Directors and the Auditors of the Company
       for the YE 31 DEC 2008

1.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to determine their remuneration

2.     Re-elect Mr. Stephen Ward as a Director of the            Mgmt          For                            For
       Company

3.     Re-elect Ms. Sharon Beesley as a Director of              Mgmt          For                            For
       the Company

       MAL WILL DISREGARD ANY VOTE CAST ON RESOLUTIONS           Non-Voting    No vote
       2 AND 3 BY MGL AND ITS SUBSIDIARIES INCLUDING
       MAML, HOWEVER NEED NOT DISREGARD A VOTE IF
       IT IS CAST BY A PERSON AS A PROXY FOR A PERSON
       WHO IS ENTITLED TO VOTE.

S.4    Amend the Bye-Laws 56[a] and 56[g] of the Company,        Mgmt          Against                        Against
       as specified




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                               Agenda Number:  701957423
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5700Y109
    Meeting Type:  SCH
    Meeting Date:  30-Jun-2009
          Ticker:
            ISIN:  AU000000MCG1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE COMMUNICATIONS INFRASTURE LIMITED.
       THANK YOU

       PLEASE NOTE THAT VOTING EXCLUSIONS APPLY TO               Non-Voting    No vote
       THIS MEETING FOR PROPOSALS 1, AND VOTES CAST
       BY ANY INDIVIDUAL OR RELATED PARTY WHO BENEFIT
       FROM THE PASSING OF THE PROPOSAL/S WILL BE
       DISREGARDED. HENCE, IF YOU HAVE OBTAINED BENEFIT
       OR DO EXPECT TO OBTAIN FUTURE BENEFIT YOU SHOULD
       NOT VOTE (OR VOTE ''ABSTAIN'') FOR THE RELEVANT
       PROPOSAL ITEMS

1.     Approve, subject to and conditional on: a) the            Mgmt          For                            For
       MMCGIL Share Scheme being sanctioned by the
       Supreme Court of Bermuda (Bermuda Court) under
       the Section 99(2) of the Companies Act 1981
       (Bermuda) ( with or without modification as
       approved by the Bermuda Court) and a copy of
       the order of the Bermuda Court sanctioning
       the MMCGIL Share Scheme being lodged with the
       registrar of the Companies in Bermuda; and
       the unit holders passing the Trust Scheme Resolutions
       and the court confirming that MCIML would be
       justified in acting upon the Trust Scheme Resolutions
       and in doing all things and taking all steps
       necessary to put the Trust Scheme into effect,
       pursuant to and in accordance with Section
       411 of the Corporations Act, the arrangement
       proposed between MCIL and the holders of its
       fully paid shares [other than MCIML], designated
       the MCIL share scheme the terms as specified

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       MACQUARIE MCG INTERNATIONAL LIMITED. THANK
       YOU

       PLEASE NOTE THAT VOTING EXCLUSIONS APPLY TO               Non-Voting    No vote
       THIS MEETING FOR PROPOSALS 1 AND VOTES CAST
       BY ANY INDIVIDUAL OR RELATED PARTY WHO BENEFIT
       FROM THE PASSING OF THE PROPOSAL/S WILL BE
       DISREGARDED. HENCE, IF YOU HAVE OBTAINED BENEFIT
       OR DO EXPECT TO OBTAIN FUTURE BENEFIT YOU SHOULD
       NOT VOTE (OR VOTE ''ABSTAIN'') FOR THE RELEVANT
       PROPOSAL ITEMS

1      Approve, subject to and conditional on : a)               Mgmt          For                            For
       the MCIL Share Scheme being approved by the
       Supreme Court of New South Wales under Section
       411(4)(b) of the Corporations Act 2001 (Cth)
       (with or without modifications as approved
       by the Supreme Court of New South Wales) and
       an office copy of the order of the Supreme
       Court of New South Wales approving the MCIL
       Share Scheme being lodged with the Australian
       Securities and Investments Commission; and
       b) the Unit holders passing the Trust Scheme
       Resolution and the Supreme Court of New South
       Wales confirming that MCIML would be justified
       in acting upon the Trust Scheme Resolution
       and in doing all things and taking all steps
       necessary to put the Trust Scheme into effect,
       pursuant to and in accordance with Section
       99 of the Companies Act the arrangement proposed
       between MMCGIL and the holders of its fully
       paid ordinary shares [other than MCIML], designated
       the 'MMCGIL Share Scheme', the terms as specified
       [of which this notice of MMCGIL Share Scheme
       Meeting forms part], is agreed to, with or
       without modification as approved by the Bermuda
       Court

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE COMMUNICATION INFRASTRUCTURE TRUST.
       THANK YOU

       PLEASE NOTE THAT VOTING EXCLUSIONS APPLY TO               Non-Voting    No vote
       THIS MEETING FOR PROPOSALS 1 AND 2 VOTES CAST
       BY ANY INDIVIDUAL OR RELATED PARTY WHO BENEFIT
       FROM THE PASSING OF THE PROPOSAL/S WILL BE
       DISREGARDED. HENCE, IF YOU HAVE OBTAINED BENEFIT
       OR DO EXPECT TO OBTAIN FUTURE BENEFIT YOU SHOULD
       NOT VOTE (OR VOTE ''ABSTAIN'') FOR THE RELEVANT
       PROPOSAL ITEMS

S.1    Approve, subject to and conditional on: a) the            Mgmt          For                            For
       MCIL Share Scheme being approved by the Court
       under Section 411(4)(b) of the Corporations
       Act 2001 (Cth) (Corporations Act) (with or
       without modifications as approved by the Court
       ) and an office copy of the Court approving
       the MCIL Share Scheme being lodged with the
       Australian Securities and Investments Commission(ASIC);
       b)the MMCGIL Share Scheme being sanctioned
       by the Supreme Court of Bermuda (Bermuda Court)
       under Section 99(2) of the Companies Act 1981
       (Bermuda) (Companies Act) (with or without
       modification as approved by the Bermuda Court)
       and a copy of the order of the Bermuda Court
       sanctioning the MMCGIL Share Scheme being lodged
       with the Registrar of Companies in Bermuda
       ; and c) Resolution 2 in this Notice of Trust
       Scheme Meeting being passed, the Constitution
       of MCIT be amended with effect on and from
       the effective date as set out in the Supplement
       Deed for the purpose of giving effect to the
       Trust Scheme and the responsible entity of
       MCIT be authorized to execute and lodge with
       ASIC a copy of the Supplemental Deed

2.     Approve, subject to and conditions on : the               Mgmt          For                            For
       MCIL Share Scheme being approved by the Court
       under Section 411(4)(b) of the Corporations
       Act (with or without modifications as approved
       by the Court) and office copy of the order
       of the Court approving the MCIL Share Scheme
       being lodged with the Australian Securities
       and Investments Commission; and the MMCGIL
       Share Scheme being sanctioned by the Bermuda
       Court under Section 99(2 ) Companies Act (with
       or without modification as approved by the
       Bermuda Court) and a copy of the order of the
       Bermuda Court sanctioning the MMCGIL Share
       Scheme being lodged with the Registrar of Companies
       in Bermuda; and Resolution 1 in this notice
       Trust Scheme Meeting being passed and an executed
       copy of the Supplement Deed being lodged with
       ASIC before, or at the same time as the office
       copy of the orders of the Court approving the
       MCIL Share Scheme is lodged with ASIC, The
       Trust Scheme (as described in the Scheme Booklet
       of which this Notice of Trust Scheme Meeting
       forms part) be approved and, in particular,
       the acquisition by Canada Pension Plan Investment
       Board and its related bodies corporate (as
       defined in the Corporations Act) of a relevant
       interest in all the MCIT Units existing at
       the Scheme Record Date, other than those held
       by MCIML, pursuant to the Trust Scheme be approved
       for the purposes of item 7 section 611 of the
       Corporations Act

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                               Agenda Number:  701958603
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5700Y109
    Meeting Type:  OGM
    Meeting Date:  30-Jun-2009
          Ticker:
            ISIN:  AU000000MCG1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE COMMUNICATIONS INFRASTRUCTURE LIMITED.
       THANK YOU

       PLEASE NOTE THAT VOTING EXCLUSIONS APPLY TO               Non-Voting    No vote
       THIS MEETING FOR PROPOSALS 1 AND 2 VOTES CAST
       BY ANY INDIVIDUAL OR RELATED PARTY WHO BENEFIT
       FROM THE PASSING OF THE PROPOSAL/S WILL BE
       DISREGARDED. HENCE, IF YOU HAVE OBTAINED BENEFIT
       OR DO EXPECT TO OBTAIN FUTURE BENEFIT YOU SHOULD
       NOT VOTE (OR VOTE ''ABSTAIN'') FOR THE RELEVANT
       PROPOSAL ITEMS

1.     Approve, that subject to and conditional on               Mgmt          For                            For
       the passing of the Share Scheme Resolutions
       and the Trust Scheme Resolutions and subject
       to and conditional on the satisfaction of any
       conditions to the Share Scheme Resolutions
       and the Trust Scheme Resolutions: [1] subject
       to approval of a resolution to unstaple the
       MCIT Units from the MCG Securities by Unit
       holders and a resolution to unstaple the MMCGIL
       Shares from the MCG Securities by holders of
       MMCGIL Shares, the unstapling of MCIL Shares
       from MMCGIL Shares and from MCIT Units, with
       effect from the implementation Date; and [2]
       the acquisition of relevant interests in MCIL
       Shares as described in the Scheme Booklet resulting
       from, or in connection with, the Share Acquisition
       Agreement [including through the exercise of
       rights under any put option deed entered into
       pursuant to the Share Acquisition Agreement]
       is approved for the purposes of item 7 of section
       611 of the Corporations Act

S.2    Approve, subject to and conditional on the passing        Mgmt          For                            For
       of the Share Scheme Resolutions and the Trust
       Scheme Resolutions, on the satisfaction of
       any conditions to the Share Scheme Resolutions
       and the Trust Scheme Resolutions and on the
       passing of Resolution 1, to change the name
       of MCIL to CPPIB Communications Infrastructure
       Limited with effect from the implementation
       date

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       MACQUARIE MCG INTERNATIONAL LIMITED. THANK
       YOU

       PLEASE NOTE THAT VOTING EXCLUSIONS APPLY TO               Non-Voting    No vote
       THIS MEETING FOR PROPOSALS 1 AND 2 VOTES CAST
       BY ANY INDIVIDUAL OR RELATED PARTY WHO BENEFIT
       FROM THE PASSING OF THE PROPOSAL/S WILL BE
       DISREGARDED. HENCE, IF YOU HAVE OBTAINED BENEFIT
       OR DO EXPECT TO OBTAIN FUTURE BENEFIT YOU SHOULD
       NOT VOTE (OR VOTE ''ABSTAIN'') FOR THE RELEVANT
       PROPOSAL ITEMS

1.     Approve, that subject to and conditional on               Mgmt          For                            For
       the passing of the Share Scheme Resolutions
       and the Trust Scheme Resolutions and subject
       to and conditional on the satisfaction of any
       conditions to the Share Scheme Resolutions
       and the Trust Scheme Resolutions: [1] subject
       to approval of a resolution to unstaple the
       MCIT Units from the MCG Securities by Unit
       holders and a resolution to unstaple the MCIL
       Shares from the MCG Securities by holders of
       MCIL Shares, the unstapling of MMCGIL Shares
       from MCIL Shares and from MCIT Units, with
       effect from the implementation Date; and [2]
       the name of MMCGIL be changed to CPPIB Communications
       Group International Limited with effect from
       the implementation date

S.2    Amend, subject to and conditional on the passing          Mgmt          For                            For
       of the Share Scheme Resolutions and the Trust
       Scheme Resolutions, on the satisfaction of
       any conditions to the Share Scheme Resolutions
       and the Trust Scheme Resolutions and on the
       passing of the Resolution 1, the MMCGIL Bye-Laws
       by deleting Bye-Law 11[e][ii] and replacing
       it with the word Bye-Law 11[e][ii] as specified

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE COMMUNICATION INFRASTRUCTURE TRUST.
       THANK YOU

       PLEASE NOTE THAT VOTING EXCLUSIONS APPLY TO               Non-Voting    No vote
       THIS MEETING FOR PROPOSAL 1 VOTES CAST BY ANY
       INDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM
       THE PASSING OF THE PROPOSAL/S WILL BE DISREGARDED.
       HENCE, IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT
       TO OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE
       (OR VOTE ''ABSTAIN'') FOR THE RELEVANT PROPOSAL
       ITEMS

1.     Approve, that subject to and conditional on               Mgmt          For                            For
       the passing of the Share Scheme Resolutions
       and the Trust Scheme Resolutions and subject
       to and conditional on the satisfaction of any
       conditions to the Share Scheme Resolutions
       and the Trust Scheme Resolutions: [1] subject
       to approval of a resolution to unstaple the
       MMCGIL Shares from the MCG Securities by holders
       of MMCGIL Shares and a resolution to unstaple
       the MCIL Shares from the MCG Securities by
       holders of MCIL Shares, the unstapling of MCIT
       Units from MCIL Shares and from MMCGIL Shares,
       with effect from the implementation Date; and
       [2] the acquisition of relevant interests in
       MCIT Units as specified in the Scheme Booklet
       resulting from, or in connection with, the
       Share Acquisition Agreement [including through
       the exercise of rights under any put option
       deed entered into pursuant to the Share Acquisition
       Agreement] for the purposes of item 7 of Section
       611 of the Corporations Act

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE GROUP LTD, SYDNEY NSW                                                             Agenda Number:  701647197
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q57085104
    Meeting Type:  AGM
    Meeting Date:  23-Jul-2008
          Ticker:
            ISIN:  AU000000MQG1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting    No vote
       report and the Auditor's report of Macquarie
       for the YE 31 MAR 2008

2.     Adopt the remuneration report of Macquarie for            Mgmt          For                            For
       the YE 31 MAR 2008

3.     Re-elect Dr. H.M. Nugent as a voting Director             Mgmt          For                            For
       of Macquarie

4.     Elect Dr. J.R. Niland as a voting Director of             Mgmt          For                            For
       Macquarie effective on the conclusion of this
       meeting

5.     Elect Mr. P.M. Kirby as a voting Director effective       Mgmt          For                            For
       on the conclusion of this meeting

6.     Approve the participation in the Macquarie group          Mgmt          For                            For
       Employee Share Option Plan [Plan] as to maximum
       of 243,900 options, by Mr. NW Moore, Managing
       Director or, if Mr. Moore so elects, a controlled
       Company, as specified and acquisition accordingly
       by Mr. NW Moore or his controlled Company of
       options up to the stated maximum and, in consequence
       of exercise of those options, of ordinary shares
       of Macquarie, all in accordance with the terms
       of the plan and on the basis, as specified

7.     Approve to issue of up to 6,000,000 Macquarie             Mgmt          For                            For
       convertible preference securities by Macquarie
       capital loans Management Limited [ABN 18 077
       595 012] [Issuer] as the responsible entity
       of the Macquarie CPS Trust, on the terms and
       conditions, as specified




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE INFRASTRUCTURE GROUP                                                              Agenda Number:  701720686
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701N102
    Meeting Type:  AGM
    Meeting Date:  22-Oct-2008
          Ticker:
            ISIN:  AU000000MIG8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS AGENDA IS FOR MACQUARIE             Non-Voting    No vote
       INFRASTRUCTURE TRUST (I)

S.1.a  Approve the amendments to the Constitution of             Mgmt          For                            For
       the Macquarie Infrastructure Trust (I) to be
       made by supplement deed in the form tabled
       by the Chairman [as specified]

1.b    Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issue of securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Trust (I) are a component] to the responsible
       entity and Macquarie Investment Management
       [UK] Limited or a related body Corporate at
       a price per security determined in accordance
       with the Constitution of Macquarie Infrastructure
       Trust (I) in consideration of those entities
       applying subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (II); and the shareholders of Macquarie
       Infrastructure Group International Limited
       [MIGIL], in the same or substantially the same
       terms as the resolution; and (b) this approval
       being effective for performance fees paid or
       paid payable in respect of each FY up to and
       including the FY ending 30 SEP 2011

2.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issue of securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Trust (I) are a component] to the responsible
       entity and Macquarie Investment Management
       [UK] Limited or a related body Corporate at
       a price per security determined in accordance
       with the Constitution of Macquarie Infrastructure
       Trust (I) in consideration of those entities
       applying subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (II); and the shareholders of Macquarie
       Infrastructure Group International Limited
       [MIGIL], in the same or substantially the same
       terms as the resolution; and (b) this approval
       being effective for performance fees paid or
       paid payable in respect of each FY up to and
       including the FY ending 30 SEP 2011

       PLEASE NOTE THAT THIS AGENDA IS FOR MACQUARIE             Non-Voting    No vote
       INFRASTRUCTURE TRUST (II)

S.1.a  Approve the amendments to the Constitution of             Mgmt          For                            For
       the Macquarie Infrastructure Trust (II) to
       be made by supplement deed in the form tabled
       by the Chairman [as specified]

1.b    Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 7.1 and 10.11
       the issued of Securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Trust (II) are a component] to the responsible
       entity and Macquarie Investment Management
       [UK] Limited or a related body Corporate at
       a price per Stapled Securities determined in
       accordance with the Constitution of Macquarie
       Infrastructure Trust (I) in consideration of
       those entities applying subject to approval
       of the MIG Independent Directors, the base
       fee payable by MIG to them at the end of each
       calendar year quarter in each year whilst this
       approvals is in force as the subscription price
       for those new securities; subject to (a) the
       passing of a resolution by: the Members of
       Macquarie Infrastructure Trust (I); and the
       shareholders of Macquarie Infrastructure Group
       International Limited [MIGIL], in the same
       or substantially the same terms as the resolution;
       and (b) this approval being effective for performance
       fees paid or paid payable in respect of each
       FY up to and including the FY ending 30 SEP
       2011

2.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 7.1 and 10.11
       the issued of Securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Trust (II) are a component] to the responsible
       entity and Macquarie Investment Management
       [UK] Limited or a related body Corporate at
       a price per Stapled Securities determined in
       accordance with the Constitution of Macquarie
       Infrastructure Trust (I) in consideration of
       those entities applying subject to approval
       of the MIG Independent Directors, the base
       fee payable by MIG to them at the end of each
       calendar year quarter in each year whilst this
       approvals is in force as the subscription price
       for those new securities; subject to (a) the
       passing of a resolution by: the Members of
       Macquarie Infrastructure Trust (I); and the
       shareholders of Macquarie Infrastructure Group
       International Limited [MIGIL], in the same
       or substantially the same terms as the resolution;
       and (b) this approval being effective for performance
       fees paid or paid payable in respect of each
       FY up to and including the FY ending 30 SEP
       2011

       PLEASE NOTE THAT THIS AGENDA IS FOR MACQUARIE             Non-Voting    No vote
       INFRASTRUCTURE GROUP INTERNATIONAL LIMITED
       [MIGIL]

1.     Receive the accounts and reports of the Directors'        Mgmt          For                            For
       and the Auditor's of the Company for the YE
       30 JUN 2008

2.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          Against                        Against
       of the Company and authorize the Directors
       to determine their remuneration

3.     Re-elect Mr. Jeffery Conyers as Director of               Mgmt          For                            For
       the Company

4.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issued of securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Group International Limited are a component]
       to the responsible entity and Macquarie Investment
       Management [UK] Limited or a related body Corporate
       at a price per Stapled Securities determined
       in accordance with the Bye-laws of Macquarie
       Infrastructure Group International Limited
       in consideration of those entities applying,
       subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to: (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (I); and the Members of Macquarie Infrastructure
       Trust (II), in the same or substantially the
       same terms as the resolution; and (b) this
       approval being effective for base fees paid
       or paid payable in respect of each calendar
       quarter up to and including the Calendar quarter
       ending 30 SEP 2011

5.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issued of securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Group International Limited are a component]
       to the responsible entity and Macquarie Investment
       Management [UK] Limited or a related body Corporate
       at a price per Stapled Securities determined
       in accordance with the Bye-laws of Macquarie
       Infrastructure Group International Limited
       in consideration of those entities applying,
       subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to: (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (I); and the Members of Macquarie Infrastructure
       Trust (II), in the same or substantially the
       same terms as the resolution; and (b) this
       approval being effective for base fees paid
       or paid payable in respect of each calendar
       quarter up to and including the Calendar quarter
       ending 30 SEP 2011




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE MEDIA GROUP, SYDNEY NSW                                                           Agenda Number:  701833902
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5704Q136
    Meeting Type:  MIX
    Meeting Date:  14-Apr-2009
          Ticker:
            ISIN:  AU000000MMG0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BELOW RESOLUTION IS FOR MACQUARIE        Non-Voting    No vote
       MEDIA HOLDINGS LIMITED [MMHL]. THANK YOU.

1.     Approve, subject to the passing of a resolution           Mgmt          Against                        Against
       by the Members of MMT in respect of corresponding
       buy-backs of ordinary units stapled to MMHL
       ordinary shares, in accordance with Section
       257C of the Corporations Act 2001 the Members
       of MMHL authorize and approve; [a] MMHL to
       undertake buy-backs of up to 66,956,521 of
       its ordinary shares under off-market tender
       buy-back agreements and on-market buy-back
       agreements on the terms as specified; and [b]
       each agreement entered on those terms during
       the 12 months commencing on the date of this
       Resolution to the extent that: (1) approval
       of such buy-back agreements is required under
       Section 257C of the Corporations Act; and (2)
       the number of ordinary shares in MMHL bought
       back under such buy-back agreements does not
       exceed 86,956,521, this authorization and approval
       in additional to any further ordinary share
       that remain to be bought back by MMHL under
       the on-market buy-back announced on 17 DEC
       2008 of up to 10% of the smallest number of
       MMG securities on issue in the 12 months preceding
       that date

       PLEASE NOTE THAT BELOW RESOLUTION IS FOR MACQUARIE        Non-Voting    No vote
       MEDIA TRUST [MMT]. THANK YOU.

1.     Approve, subject to the passing of a Resolution           Mgmt          Against                        Against
       by the Members of MMHL in respect of corresponding
       buy-backs of ordinary shares stapled to MMT
       ordinary units, in accordance with Section
       601 KH of the Corporations Act 2001 [as inserted
       by ASIC class order 07/422] and relevant ASIC
       relief the Members of MMT authorize and approve;
       [a] MMML as responsible entity of MMT to undertake
       buy-backs of up to 86,956,521 of ordinary units
       of MMT under off-market tender buy-back agreements
       and on-market buy-back agreements on the terms
       as specified; and [b] each agreement entered
       on those terms during the 12 months commencing
       on the date of this resolution to the extent
       that; (1) approval of such buy-back agreements
       is required under section 601 KH of the Corporations
       Act [as inserted by ASIC class order 07/422]
       and relevant ASIC relief; and (2) the number
       of ordinary units of MMT bought back under
       such buy-back agreements does not exceed 86,956,521,
       this authorization and approvals is an addition
       to any further ordinary units in MMT that remain
       to bought back by MMML as responsible entity
       of MMT under the on-market buy-back announced
       on 17 DEC 2008 of up to 10% of the smallest
       number of MMG securities on issue in the 12
       months preceding that date




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE OFFICE TRUST                                                                      Agenda Number:  701770617
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5702P122
    Meeting Type:  AGM
    Meeting Date:  12-Dec-2008
          Ticker:
            ISIN:  AU000000MOF8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive a presentation on the Trust for the            Non-Voting    No vote
       YE 30 JUN 2008 and an update on the recent
       activities

S.1    Amend the Constitution of Macquarie Office Trust,         Mgmt          For                            For
       in accordance with supplemental deed tabled
       at the meeting and authorize the Macquarie
       Office Management Limited to execute the supplemental
       deed and lodge a copy of it with Australian
       Securities and Investments Commossion




--------------------------------------------------------------------------------------------------------------------------
 MAGNA INTL INC                                                                              Agenda Number:  701880569
--------------------------------------------------------------------------------------------------------------------------
        Security:  559222401
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  CA5592224011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1.1 to 1.10 AND 2. THANK YOU.

       Receive Magna's consolidated financial statements         Non-Voting    No vote
       and the Independent Auditor's report thereon
       for the FYE 31 DEC 2008

1.1    Elect Mr. Frank Stronach as a Director                    Mgmt          For                            For

1.2    Elect Mr. Michael D. Harris as a Director                 Mgmt          For                            For

1.3    Elect Lady Barbara Judge as a Director                    Mgmt          For                            For

1.4    Elect Mr. Louis E. Lataif as a Director                   Mgmt          For                            For

1.5    Elect Mr. Donald Resnick as a Director                    Mgmt          For                            For

1.6    Elect Ms. Belinda Stronach as a Director                  Mgmt          For                            For

1.7    Elect Mr. Franz Vranitzky as a Director                   Mgmt          For                            For

1.8    Elect Mr. Donald J. Walker as a Director                  Mgmt          For                            For

1.9    Elect Mr. Siegfried Wolf as a Director                    Mgmt          For                            For

1.10.  Elect Mr. Lawrence D. Worrall as a Director               Mgmt          For                            For

2.     Re-appoint Ernst & Young LLP as the Independent           Mgmt          For                            For
       Auditors of the Corporation, based on the remuneration
       of the Audit Committee of the Board of Directors
       and authorize the Audit Committee to fix the
       Independent Auditor's remuneration

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MAKITA CORPORATION                                                                          Agenda Number:  701984901
--------------------------------------------------------------------------------------------------------------------------
        Security:  J39584107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3862400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MAN AG                                                                                      Agenda Number:  701822187
--------------------------------------------------------------------------------------------------------------------------
        Security:  D51716104
    Meeting Type:  AGM
    Meeting Date:  03-Apr-2009
          Ticker:
            ISIN:  DE0005937007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 13 MAR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the adopted annual financial              Non-Voting    No vote
       statements of MAN AG and the approved consolidated
       financial statements for the year ending December
       31, 2008 in addition to the Management Report
       of MAN AG and the MAN Group Management Report
       for the 2008 fiscal year as well as the report
       on the Supervisory Board

2.     Appropriation of MAN AG's net retained profits            Mgmt          For                            For

3.     Approval of the Executive Board's actions                 Mgmt          For                            For

4.     Approval of the Supervisory Board's actions               Mgmt          For                            For

5.     Authorization to purchase and use own stock               Mgmt          For                            For

6.     Resolution on extension to the authorization              Mgmt          For                            For
       of the Annual General Meeting from June 3,
       2005 concerning creation of Authorized Capital
       to enable stock to be issued to managers and
       amendments to the Articles of Incorporation.

7.     Appointment of auditors for the 2009 fiscal               Mgmt          For                            For
       year

8.     MAN AG's change of legal form to a Societas               Mgmt          For                            For
       Europaea (SE - European Stock Corporation)

9.1.   Election of stockholder representatives to the            Mgmt          For                            For
       Supervisory Board of MAN SE: Michael Behrendt

9.2.   Election of stockholder representatives to the            Mgmt          For                            For
       Supervisory Board of MAN SE: Dr. jur. Heiner
       Hasford

9.3.   Election of stockholder representatives to the            Mgmt          For                            For
       Supervisory Board of MAN SE: Prof. Dr. rer.
       pol. Renate Koecher

9.4.   Election of stockholder representatives to the            Mgmt          Against                        Against
       Supervisory Board of MAN SE: Hon.-Prof. Dr.
       techn. h.c. Dipl.-Ing. ETH Ferdinand K. Piech

9.5.   Election of stockholder representatives to the            Mgmt          For                            For
       Supervisory Board of MAN SE: Dipl.-Kfm. Stefan
       W. Ropers

9.6.   Election of stockholder representatives to the            Mgmt          For                            For
       Supervisory Board of MAN SE: Dr.-Ing. E.h.
       Rudolf Rupprecht

9.7.   Election of stockholder representatives to the            Mgmt          For                            For
       Supervisory Board of MAN SE: Dr.-Ing. Ekkehard
       D. Schulz

9.8.   Election of stockholder representatives to the            Mgmt          For                            For
       Supervisory Board of MAN SE: Rupert Stadler

9.9.   Election of stockholder representatives to the            Mgmt          For                            For
       Supervisory Board of MAN SE: Dr. jur. Thomas
       Kremer (substitute member)

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 MAN GROUP PLC, LONDON                                                                       Agenda Number:  701636396
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5790V156
    Meeting Type:  AGM
    Meeting Date:  10-Jul-2008
          Ticker:
            ISIN:  GB00B28KQ186
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' and the Auditors' reports          Mgmt          For                            For
       and the financial statements for the YE 31
       MAR 2008

2.     Approve the remuneration report of the Directors          Mgmt          For                            For
       contained in the annual report 2008 document

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For

4.     Re-elect Mr. P.M. Colebatch as a Director of              Mgmt          For                            For
       the Company

5.     Re-elect Mr. P.H. O'Sullivan as a Director of             Mgmt          For                            For
       the Company

6.     Re-elect Mr. D.M. Eadie as a Director of the              Mgmt          For                            For
       Company

7.     Re-elect Mr. G.R. Moreno as a Director of the             Mgmt          For                            For
       Company

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Compony

9.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

10.    Authorize the Directors, pursuant to and for              Mgmt          For                            For
       the purposes of Section 80 of the Companies
       Act 1985 [the Act], to allot relevant securities
       up to an aggregate nominal amount of GBP 19,627,924
       provided that; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       and 09 OCT 2009]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.11   Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 95 of the Company Act 1985[the Act],
       to allot equity securities [Section 94(2) of
       the Act] for cash pursuant to the authority
       conferred by the preceding Resolution 10 as
       if Section 89[1] shall be limited to: any allotment
       of equity securities where such securities
       have been offered [whether by way of a right
       issue, open offer or otherwise] to holders
       of ordinary share of 3 3/7 US cents each in
       the capital of the Company [ordinary shares]
       where the equity securities respectively attribute
       to the interest of all holders of ordinary
       shares are proportion as specified to the respective
       numbers of ordinary shares held by them, subject
       to such exclusion and other arrangements as
       the Directors may deem necessary or expedient
       to deal with fractional entitlements or legal
       or practical problems under the laws of, or
       the requirements of any recognized regulatory
       body or any stock exchanges in, any territory
       or otherwise howsoever: and any allotments
       [ otherwise than pursuant to sub-paragraph
       a (i)above] of equity securities up to an aggregate
       nominal value not exceeding USD 2,940,474.83;
       the power conferred on the Directors by this
       Resolution 11 shall also apply to a sale of
       treasury shares, which is an allotment of equity
       securities by virtue of Section 94 (3A)of the
       Act, but with the omission of the words pursuant
       to the general authority conferred by Resolution
       10; the Company may make an offer or agreement
       before this power has expired which would or
       might require equity securities to be allotted
       after such expiry and the Directors may allot
       securities in pursuance of such offer or agreement
       as if the power conferred hereby had not expired;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company and 09 OCT 2009];
       upon the passing of this resolution, the resolution
       passed as Resolution 11 at the AGM on 12 JUL
       2007, shall be of no further [without prejudice
       to any previous exercise of the authorities
       granted hereby

S.12   Authorize the Company, pursuant to Section 166            Mgmt          For                            For
       of the Companies Act 1985 [the Act], to make
       market purchases [Section 163 of the Act] of
       ordinary shares of 3 3/7 US cents [ordinary
       shares] up to 171,744,343 ordinary shares,
       at a minimum price of 3 3/7 US cents or the
       starling equivalent of 3 3/7 US cents [calculated
       on the basis of the spot rate of exchange in
       London [as derived from Reuters] for the purchase
       of US Dollars with Sterling at 6.00 pm on the
       day before the relevant purchase] per ordinary
       shares: the maximum price which may be paid
       for an ordinary shares is an amount equal to
       105% of the average middle market closing prices
       for such shares derived from the alternative
       investment market appendix to the Stock Exchange
       Daily Official List of the London Stock Exchange
       Plc, over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company and 09 JAN 2010]; and
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry; and upon the passing of this resolution,
       the resolution passed as Resolution 12 at the
       AGM on 12 JUL 2007, as subsequently amended
       by the resolution passed at the EGM on 23 NOV
       2007, shall be of no further or effect [without
       prejudice to the completion wholly or in part
       of any contracts by the Company to purchase
       ordinary shares entered into prior to the passing
       of this resolution

S.13   Adopt the form A of the Articles of Association           Mgmt          For                            For
       as the New Articles of Association of the Company
       in substitution for and the exclusion of all
       existing Articles of Association of the Company,
       as specified

S.14   Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from USD 147,775,058.29209 and
       GBP 50,000 to USD 747,775,058,29209 and GBP
       50,000 by the creation of 600,000 preference
       shares of USD 1,000 each in the capital of
       the Company, subject to the passing of the
       extraordinary resolution to be comsidred at
       the class meeting of ordinary shareholders
       that this AGM, having the rights and subject
       to the restrictions as specified in the Articles
       of Association of the Company as adopted pursuant
       to sub-paragraph of this Resolution pursuant
       to Section 80 of the Companies Act 1985 [the
       Act], and in addition to any previously existing
       authority conferred upon the Directors under
       that Section [including pursuant to Resolution
       10] , and authorize the Directors to allot
       up to 600,000 preference shares of USD 1,000
       each in the capital of the Company [such preference
       shares being relevant securities as defined
       in Section 80 of the Act]; and [Authority expires
       on the 5 anniversary of the passing of this
       resolution], save that the Company may before
       such expiry make an offer or agreement which
       would or might require relevant securities
       to be allotted after expiry of this authority
       and the Directors may allot relevant securities
       in pursuance of that offer or agreement as
       if the authority conferred by the resolution
       had not expired; and immediately the end of
       the class meeting of ordinary shareholders
       if Resolution 13 is passed, the form B of the
       Articles of Association produced to the meeting,
       adopt the new Articles of Association as specified
       or if Resolution 12 is not passed, the Form
       C of the Articles of Association, adopt the
       new Articles of Association

S.15   Amend, the outcome of Resolutions 13 and14 and            Mgmt          For                            For
       the Extraordinary resolution to be considered
       at the class meeting of the ordinary shareholders
       that follows this AGM, the Articles of Association
       of the Company, whether they be the current
       Articles of Association, the form A of the
       Articles of Association, the form B Articles
       of Association, or the form C of the Articles
       of Association [as appropriate] by deleting
       in Article 87 the reference to GBP 1,000,000
       and substituting thereof GBP 1,500,000, which
       amendments shall be deemed to have taken effect
       from 01 OCT 2007




--------------------------------------------------------------------------------------------------------------------------
 MAN GROUP PLC, LONDON                                                                       Agenda Number:  701640814
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5790V156
    Meeting Type:  CLS
    Meeting Date:  10-Jul-2008
          Ticker:
            ISIN:  GB00B28KQ186
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve the holders of the Ordinary shares of             Mgmt          For                            For
       3 3/7 US cents each in the capital of the Company
       [Ordinary Shares] to sanction and consent to
       the passing and implementation of Resolution
       14 specified in the notice dated 29 MAY 2008
       convening an AGM of the Company for 10 JUL
       2008, and sanction and consent to each and
       every variation , modification or abrogation
       of the rights or privileges attaching to the
       ordinary shares, in each case which is or may
       be effected by or involved in the passing or
       implementation of the said resolution




--------------------------------------------------------------------------------------------------------------------------
 MANITOBA TELECOM SVCS INC                                                                   Agenda Number:  701884428
--------------------------------------------------------------------------------------------------------------------------
        Security:  563486109
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  CA5634861093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR ALL RESOLUTIONS.
       THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       for the YE 31 DEC 2008 and the Auditors' report
       thereon

1.1    Elect Mr. Pierre J. Blouin as a Director                  Mgmt          For                            For

1.2    Elect Ms. Jocelyne M. Cote-O'Hara as a Director           Mgmt          For                            For

1.3    Elect Mr. N. Ashleigh Everett as a Director               Mgmt          For                            For

1.4    Elect Hon. Gary A. Filmon as a Director                   Mgmt          For                            For

1.5    Elect Mr. Gregory J. Hanson as a Director                 Mgmt          For                            For

1.6    Elect Mr. Kishore Kapoor as a Director                    Mgmt          For                            For

1.7    Elect Mr. David G. Leith as a Director                    Mgmt          For                            For

1.8    Elect Mr. Donald H. Penny as a Director                   Mgmt          For                            For

1.9    Elect Mr. D. Samuel Schellenberg as a Director            Mgmt          For                            For

1.10   Elect Mr. Thomas E. Stefanson as a Director               Mgmt          For                            For

1.11   Elect Mr. Carol M. Stephenson as a Director               Mgmt          Against                        Against

2.     Appoint Deloitte & Touche LLP, Chartered Accountants,     Mgmt          For                            For
       as the Auditors at remuneration to be determined
       by the Board of Directors

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MANULIFE FINL CORP                                                                          Agenda Number:  701873362
--------------------------------------------------------------------------------------------------------------------------
        Security:  56501R106
    Meeting Type:  MIX
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA56501R1064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTIONS
       3 AND 4.1 TO 4.3 AND "IN FAVOR" OR 'ABSTAIN'
       ONLY FOR RESOLUTION NUMBERS 1.1 TO 1.15 AND
       2. THANK YOU.

       Receive the consolidated financial statements             Non-Voting    No vote
       of the Company for the YE 31 DEC 2008, together
       with reports of the Auditor and the actuary
       on those statements

1.1    Elect Mr. John M. Cassaday as a Director of               Mgmt          For                            For
       the Company

1.2    Elect Mr. Lino J. Celeste as a Director of the            Mgmt          For                            For
       Company

1.3    Elect Ms. Gail C.A. Cook-Bennett as a Director            Mgmt          For                            For
       of the Company

1.4    Elect Mr. Thomas P. D'Aquino as a Director of             Mgmt          For                            For
       the Company

1.5    Elect Mr. Richard B. Dewolfe as a Director of             Mgmt          For                            For
       the Company

1.6    Elect Mr. Robert E. Dineen, JR. as a Director             Mgmt          For                            For
       of the Company

1.7    Elect Mr. Pierre Y. Ducros as a Director of               Mgmt          For                            For
       the Company

1.8    Elect Mr. Donald A. Guloien as a Director of              Mgmt          For                            For
       the Company

1.9    Elect Mr. Scott M. Hand as a Director of the              Mgmt          For                            For
       Company

1.10   Elect Mr. Robert J. Harding as a Director of              Mgmt          Against                        Against
       the Company

1.11   Elect Mr. Luther S. Helms as a Director of the            Mgmt          For                            For
       Company

1.12   Elect Mr. Thomas E. Kierans as a Director of              Mgmt          For                            For
       the Company

1.13   Elect Ms. Lorna R. Marsden as a Director of               Mgmt          For                            For
       the Company

1.14   Elect Mr. Hugh W. Sloan, JR. as a Director of             Mgmt          For                            For
       the Company

1.15   Elect Mr. Gordon G. Thiessen as a Director of             Mgmt          For                            For
       the Company

2.     Appoint Ernst & Young LLP as the Auditors of              Mgmt          For                            For
       the Company for 2009

S.3    Amend the By-Law No. 2 of the Company creating            Mgmt          For                            For
       Class 1 shares as specified

4.1    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: adopt a governance rule stipulating
       that the executive compensation policy be subject
       to an advisory vote by the shareholders as
       specified

4.2    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: adopt a policy whereby 50% of new
       candidates to the Board be female, until parity
       is reached between men and women

4.3    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: adopt a governance rule limiting
       the number of Boards on which a Director can
       serve to 4

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MAPFRE, SA, MADRID                                                                          Agenda Number:  701810409
--------------------------------------------------------------------------------------------------------------------------
        Security:  E3449V125
    Meeting Type:  OGM
    Meeting Date:  07-Mar-2009
          Ticker:
            ISIN:  ES0124244E34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       08 MAR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve and examine the individual annual financial       Mgmt          For                            For
       statements for the FYE on 2008

2.     Approve the Board of Directors Management                 Mgmt          For                            For

3.     Re-elect the Council                                      Mgmt          For                            For

4.     Approve the distribution of dividend                      Mgmt          For                            For

5.     Authorize the Board of Directors to Issue Capital         Mgmt          For                            For
       increase

6.     Authorize the Board of Directors with the express         Mgmt          For                            For
       power of delegation for the derivative acquisition
       of the Company's own shares by the Company
       itself and/or by its subsidiaries

7.     Approve the Councils salary report                        Mgmt          Against                        Against

8.     Approve to extend the Auditors account naming             Mgmt          For                            For

9.     Grant authority to formalize and execute all              Mgmt          For                            For
       Resolutions adopted by the Shareholders at
       the general Shareholders meeting for conversion
       thereof into a public instrument

10.    Approve the agenda                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MARFIN INVESTMENT GROUP HOLDING SA, ATHENS                                                  Agenda Number:  701938764
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5188E106
    Meeting Type:  OGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  GRS314003005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       09 JUN 2009 [AND A THIRD CALL ON 23 JUN 2009].
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
       SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
       MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the Annual Financial Statements and               Mgmt          No Action
       the consolidated ones for 2008 along with Board
       of Directors and Auditor's reports

2.     Approve the dismissal of Board of Director and            Mgmt          No Action
       Chartered Auditor from every compensational
       responsibility for 2008

3.     Approve, election of a Company of Chartered               Mgmt          No Action
       Auditors and of 1 ordinary and 1 substitute
       Chartered Auditor for 2009 and determination
       of their salaries

4.     Approve the report of the nomination and Remuneration     Mgmt          No Action
       Committee

5.     Approve to recall the decisions taken on b'repeated       Mgmt          No Action
       EGM of 24 NOV 2008 regarding Share Capital
       increase, Modification of Article 5 Paragraph
       1 of Company's association

6.     Approve the Share capital increase with a capitalization  Mgmt          No Action
       of reserves and with a relevant increase of
       the nominal share value, modification of association's
       Article 5 Paragraph 1

7.     Approve the Share capital decrease with cash              Mgmt          No Action
       return to Shareholders and with a relevant
       decrease of the nominal share value, further
       modification of Association's Article 5 Paragraph
       1

8.     Approve the Share capital increase by issuing             Mgmt          No Action
       new shares, relevant modification of Company's
       association and authorize the Board of Director
       members to act accordingly to the ASE

9.     Approve the renewal of Board of Directors authority       Mgmt          No Action
       regarding the issue of corporate loans

10.    Approve the modification of the rules of the              Mgmt          No Action
       Stock option plan

11.    Approve the Share buy back plan                           Mgmt          No Action

12.    Elect the new Board of Director, appointment              Mgmt          No Action
       of Independent Board of Director members

13.    Elect the nomination and Renumeration Committee           Mgmt          No Action

14.    Approve to determine the Auditing Committee               Mgmt          No Action

15.    Approve the contracts and fees according to               Mgmt          No Action
       Articles 23A and 24 of Law 2190/1920




--------------------------------------------------------------------------------------------------------------------------
 MARFIN INVESTMENT GROUP HOLDING SA, ATHENS                                                  Agenda Number:  701977160
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5188E106
    Meeting Type:  OGM
    Meeting Date:  09-Jun-2009
          Ticker:
            ISIN:  GRS314003005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the individual and consolidated annual            Mgmt          No Action
       financial statements of the FY 2008, the respective
       reports of the Board of Directors and the Chartered
       Accountant Auditor

2.     Grant discharge to the Members of the Board               Mgmt          No Action
       and Chartered Accountant Auditor from all liability
       with regard to the activities of FY 2008

3.     Appoint the accounting auditing firm and of               Mgmt          No Action
       one ordinary and one substitute Chartered Accountant
       Auditor from the body of Chartered Accountants
       for the FY 2009, and approve to determine their
       remuneration

4.     Approve the report of activities of the Nomination        Mgmt          No Action
       and Remuneration Committee to the OGM of shareholders

5.     Approve the revocation of the resolutions of              Mgmt          No Action
       the 2nd reiterative Extraordinary General Shareholders'
       Meeting of the Company held on 24 NOV 2008,
       under the items 1-4 of its agenda, regarding
       the share capital increase of the Company amendment
       of Article 5, Paragraph 1 of the Company's
       Articles

6.     Approve to increase of the Company's share capital        Mgmt          No Action
       through capitalization of reserves, with a
       respective increase of the nominal value of
       each share, further amendment of Article 5
       paragraph 1 of the Company's Articles

7.     Approve to decrease of the Company's share capital        Mgmt          No Action
       through cash refunding, constructive dividend,
       to the shareholders, with a respective decrease
       of the nominal value of each share, further
       amendment of Article 5 Paragraph 1 of the Company's
       Articles

8.     Approve to increase of the Company's share capital        Mgmt          No Action
       through payment in cash through the issuance
       of new common registered shares to be issued
       above par by providing the shareholders with
       the option to reinvest t he constructive dividend,
       further amendment of Article 5, paragraph 1
       of the Company's Articles, determine the issue
       price of the new shares and of the other terms
       of the increase of the share capital, the listing
       of the shares to be issued as a result of the
       share capital increase at the Athens Stock
       Exchange, authorize the Board of Directors
       of the Company's to regulate all issues pertaining
       to the disposal and the listing of new shares
       at the Athens Stock Exchange as well as any
       other related issue

9.     Approve to renew the authorization of the Board           Mgmt          No Action
       of Directors to issue bond loans pursuant to
       Articles 3A and 13 of Codified Law 2190/1920
       and 1 of law 3156/2003 and amendment of Article
       5, Paragraph 2 of the Company's Articles

10.    Approve to modify the terms of the stock option           Mgmt          No Action
       plan established by the 2nd reiterative Extraordinary
       General Shareholders' Meeting of the Company's
       held on 03 SEP 2007, in accordance with Article
       13, paragraph 13 of Codified Law 2190/1920,
       including the price of exercise of the options

11.    Approve the acquisition of owned shares pursuant          Mgmt          No Action
       to Article 16 paragraphs 1 and 2 of Codified
       Law 2190/1920

12.    Elect the new Board of Directors; appoint Independent     Mgmt          No Action
       Members of the Board

13.    Elect the Members to the Nomination and Remuneration      Mgmt          No Action
       Committee of the Company

14.    Approve to establish and elect the Members of             Mgmt          No Action
       Audit Committee pursuant to Article 37 of Law
       3693/2008

15.    Approve the contracts and remunerations pursuant          Mgmt          No Action
       to Articles 23A and 24 of Codified Law 2190/1920




--------------------------------------------------------------------------------------------------------------------------
 MARKS & SPENCER GROUP P L C                                                                 Agenda Number:  701628363
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5824M107
    Meeting Type:  AGM
    Meeting Date:  09-Jul-2008
          Ticker:
            ISIN:  GB0031274896
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       financial statements for the 52 weeks ended
       29 MAR 2008, together with the report of the
       Auditors

2.     Approve the remuneration report                           Mgmt          Against                        Against

3.     Declare a final dividend of 14.2p per ordinary            Mgmt          For                            For
       shares

4.     Elect Ms. Kate Bostock as a Director, who were            Mgmt          For                            For
       appointed by the Board since the last AGM

5.     Elect Mr. Steven Esom as a Director, who were             Mgmt          For                            For
       appointed by the Board since the last AGM

6.     Re-elect Sir Stuart Rose as a Director, who               Mgmt          For                            For
       are retiring by rotation

7.     Re-elect Mr. Steven Sharp as a Director, who              Mgmt          For                            For
       are retiring by rotation

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company

9.     Approve the Audit Committee determine the remuneration    Mgmt          For                            For
       of the Auditors' on behalf of the Board

10.    Authorize the Directors by Article10 of the               Mgmt          For                            For
       Company's Articles of Association; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2009 or on 28 SEP 2009];
       in respect of equity securities up to an aggregate
       nominal amount [the Section 80 amount] of GBP
       132,142,878

S.11   Authorize the Directors by Article10 of the               Mgmt          For                            For
       Company's Articles of the Association; [Authority
       expires the earlier of the conclusion of the
       AGM in 2009 or on 28 SEP 2009], in respect
       of equity securities issued wholly for cash
       a) in connection with a right issue and b)
       otherwise in connection with a rights issue
       up to an aggregate nominal amount [the Section
       89 amount] of GBP 19,821,432

S.12   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       on the London Stock Exchange of up to 158.5
       million ordinary shares of 25p each representing
       10% of the issued ordinary share of the Company
       as at 06 MAY 2008, at a pay of 25p for each
       ordinary shares [being the nominal value of
       an ordinary share] and not more than 105% of
       the average middle market price of the ordinary
       share according to the Daily Official List
       of the London Stock Exchange, for the 5 business
       days immediately preceding and the price stipulated
       by Article 5(1) of the Buy Back and stabilization
       regulation [EC number 2273/2003] ; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2009 or 28 SEP 2009];
       and the Company may agree before the authority
       terminates to purchase ordinary shares and
       may complete such a purchase even though the
       authority has terminated

S.13   Adopt the Articles of Associations in substitution        Mgmt          For                            For
       for, and to the exclusion of the existing Articles
       of Association, with effect from the conclusion
       of the AGM, as specified




--------------------------------------------------------------------------------------------------------------------------
 MARUBENI CORPORATION                                                                        Agenda Number:  701974671
--------------------------------------------------------------------------------------------------------------------------
        Security:  J39788138
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3877600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MARUI GROUP CO.,LTD.                                                                        Agenda Number:  702006342
--------------------------------------------------------------------------------------------------------------------------
        Security:  J40089104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3870400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MAZDA MOTOR CORPORATION                                                                     Agenda Number:  701990928
--------------------------------------------------------------------------------------------------------------------------
        Security:  J41551102
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3868400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MEDIASET S P A                                                                              Agenda Number:  701856835
--------------------------------------------------------------------------------------------------------------------------
        Security:  T6688Q107
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  IT0001063210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the balance sheet as of 31 DEC 2008               Mgmt          No Action
       with the Directors report on Management activity;
       the Internal and External Auditors report,
       report on consolidated balance sheet as of
       31 DEC 2008, the Directors and the External
       Auditors report

2.     Approve the profits distribution; resolutions             Mgmt          No Action
       related thereto

3.     Approve to state the Board of Directors' Members          Mgmt          No Action
       number

4.     Approve to state the Directors term of office             Mgmt          No Action

5.     Approve to state the Directors emolument                  Mgmt          No Action

6.     Appoint the Board of Directors Members                    Mgmt          No Action

7.     Approve the proposal to set up a Stock Option             Mgmt          No Action
       Plan; resolutions related thereto

8.     Authorize the Board of Directors to buy and               Mgmt          No Action
       dispose of own shares also to supply the Stock
       Option Plans, resolution related thereto




--------------------------------------------------------------------------------------------------------------------------
 MEDICEO PALTAC HOLDINGS CO.,LTD.                                                            Agenda Number:  701984963
--------------------------------------------------------------------------------------------------------------------------
        Security:  J3948Z101
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3268950007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Corporate Demerger                                Mgmt          For                            For

2.     Amend Articles to: Change Official Company Name           Mgmt          For                            For
       to MEDIPAL HOLDINGS CORPORATION, Approve Minor
       Revisions Related to Dematerialization of Shares
       and the Other Updated Laws and Regulations,
       Allow Use of Treasury Shares for Odd-Lot Purchases

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MEDIOBANCA - BANCA DI CREDITO FINANZIARIO SPA, MILANO                                       Agenda Number:  701736425
--------------------------------------------------------------------------------------------------------------------------
        Security:  T10584117
    Meeting Type:  MIX
    Meeting Date:  28-Oct-2008
          Ticker:
            ISIN:  IT0000062957
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 509128 DUE TO RECEIPT OF DIRECTORS AND AUDITORS
       NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 OCT 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

o.1    Approve to allocate the profits at 30 JUNE 2008           Mgmt          No Action
       and dividend distribution

o.2    Approve the possible measures in compliance               Mgmt          No Action
       with Article 2409 Duodecies, 7 item of the
       Italian Civil Code [Surveillance's Council]

E.1    Adopt the Corporate ByLaws based on the traditional       Mgmt          No Action
       model

o31.1  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Cesare Geronzi to the
       Board of Directors and approve the related
       compensation

o31.2  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Alberto Nagel to the
       Board of Directors and approve the related
       compensation

o31.3  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Renato Pagliaro to the
       Board of Directors and approve the related
       compensation

O31.4  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Maurizio Cereda to the
       Board of Directors and approve the related
       compensation

O31.5  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Massimo Di Carlo to the
       Board of Directors and approve the related
       compensation

O31.6  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Francesco Saverio Vinci
       to the Board of Directors and approve the related
       compensation

O31.7  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Dieter Rampl to the Board
       of Directors and approve the related compensation

O31.8  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Marco Tronchetti Provera
       to the Board of Directors and approve the related
       compensation

O31.9  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Jean Azema to the Board
       of Directors and approve the related compensation

O3110  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Tarak Ben Ammar to the
       Board of Directors and approve the related
       compensation

O3111  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Gilberto Benetton to
       the Board of Directors and approve the related
       compensation

O3112  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Ms. Marina Berlusconi to
       the Board of Directors and approve the related
       compensation

O3113  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Antoine Bernheim to the
       Board of Directors and approve the related
       compensation

O3114  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Roberto Bertazzoni to
       the Board of Directors and approve the related
       compensation

O3115  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Vincent Bollore to the
       Board of Directors and approve the related
       compensation

O3116  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Angelo Caso to the Board
       of Directors and approve the related compensation

O3117  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Ennio Doris to the Board
       of Directors and approve the related compensation

O3118  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Pietro Ferrero to the
       Board of Directors and approve the related
       compensation

O3119  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Ms. Jonella Ligresti to the
       Board of Directors and approve the related
       compensation

O3120  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Fabrizio Palenzona to
       the Board of Directors and approve the related
       compensation

O3121  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Carlo Pesenti to the
       Board of Directors and approve the related
       compensation

O3122  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Eric Strutz to the Board
       of Directors and approve the related compensation

O3123  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Eugenio Pinto to the
       Board of Directors and approve the related
       compensation

O32.1  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Marco Parlangeli to the
       Board of Directors and approve the related
       compensation

O32.2  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: appoint Mr. Attilio Di Cunto to the
       Board of Directors and approve the related
       compensation

O41.1  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: elect Ms. Gabriele Villa to the Statutory
       Audit Committee [Standing Auditor] and approve
       to state their emolument

O41.2  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: elect Mr. Maurizia Angelo Comneno
       to the Statutory Audit Committee [Standing
       Auditor] and approve to state their emolument

O41.3  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: elect Ms. Alberto Dalla Libera to
       the Statutory Audit Committee [Standing Auditor]
       and approve to state their emolument

O41.4  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: elect Mr. Guido Croci to the Statutory
       Audit Committee [Alternate Auditor] and approve
       to state their emolument

O41.5  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: elect Mr. Ugo Rock to the Statutory
       Audit Committee [Alternate Auditor] and approve
       to state their emolument

O42.1  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: elect Mr. Marco Reboa to the Statutory
       Audit Committee [Standing Auditor] and approve
       to state their emolument

O42.2  PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No Action
       PROPOSAL: elect Mr. Umberto Rangoni to the
       Statutory Audit Committee [Alternate Auditor]
       and approve to state their emolument




--------------------------------------------------------------------------------------------------------------------------
 MEDIOLANUM SPA                                                                              Agenda Number:  701854970
--------------------------------------------------------------------------------------------------------------------------
        Security:  T66932111
    Meeting Type:  MIX
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  IT0001279501
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the financial statement and consolidated          Mgmt          No Action
       financial statement at 31 DEC 2008, the Board
       of Directors, Auditors and audit firm report

O.2    Appoint a regular Auditor and an alternate Auditor        Mgmt          No Action

O.3    Grant authority to buy and sell own shares                Mgmt          No Action

O.4    Amend the Shareholdings Plan                              Mgmt          No Action

O.5    Approve the resolutions in conformity with the            Mgmt          No Action
       Article 5 decree of the budget and economic
       planning minister and appoint a Board of Directors
       Member

E.1    Approve to cancel the delegation to the Board             Mgmt          No Action
       of Directors, under the provisions of the Article
       2443 Civil Code of the authority to increase
       in share capital, consequent amendments to
       the Article 6 of Corporate Bylaws




--------------------------------------------------------------------------------------------------------------------------
 MEIJI DAIRIES CORPORATION                                                                   Agenda Number:  701760680
--------------------------------------------------------------------------------------------------------------------------
        Security:  J41723115
    Meeting Type:  EGM
    Meeting Date:  26-Nov-2008
          Ticker:
            ISIN:  JP3917800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Incorporation of a Parent Company through         Mgmt          For                            For
       Joint Share Transfer

2      Amend the Articles of Incorporation                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MERCK KGAA                                                                                  Agenda Number:  701822214
--------------------------------------------------------------------------------------------------------------------------
        Security:  D5357W103
    Meeting Type:  AGM
    Meeting Date:  03-Apr-2009
          Ticker:
            ISIN:  DE0006599905
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 13 MAR 2009. WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual

2.     Approval of the financial statements for the              Mgmt          For                            For
       2008 FY

3.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 101,535,201.06 as follows: payment
       of a dividend of EUR 1.50 per no-par share
       EUR 4,603,512.06 shall be carried forward ex-dividend
       and payable date: 06 APR 2009

4.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

5.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

6.     Appointment of Auditors for the 2009 FY: KPMG,            Mgmt          For                            For
       Berlin

7.     Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary,
       Lite C-LLL GMBH, effective retroactively from
       01 JAN 2009 for at least 5 years

8.1.   Elections to the Supervisory Board: Dr. Wolfgang          Mgmt          For                            For
       Buechele

8.2.   Elections to the Supervisory Board: Dr. Hans-Juergen      Mgmt          For                            For
       Leuchs

9.     Approval of the transmission of information               Mgmt          For                            For
       by electronic means pursuant to Section 30(3)1A
       of the Securities Trade Act

10.    Revision of the participation of the Company              Mgmt          For                            For
       in the results of Mr. E. Merck and the correspondence
       amendment to the Article of Association the
       participation of the Company in the results
       and the capital of Mr. E. Merck shall be amended
       so as to make sure that expenses or profits
       incurred or made through external financing
       of Mr. E. Merck, adopted in order t o increase
       Mr. E. Merck .s interest in the Company's capital
       or to buy shares or options for Company shares,
       shall not be taken into account for the results
       that serve as basis for the Company's participation
       results, Section 10(4)1, Section 27(1) and
       Section 35(1)1 of the Article of Association
       shall be amended accordingly

11.    Renewal of authorized capital and the correspondence      Mgmt          Against                        Against
       amendment to the Article of Association the
       existing authorized capital shall be revoked
       the Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board and
       Mr. E. Merck, to increase the Company's share
       capital by up to EUR 56,521,124.19, through
       the issue of new shares against payment in
       cash or kind, on or before 03 APR 2014, the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to exclude shareholders, subscription rights
       for up to 10% of the Company's share capital
       against payment in cash if the shares are sold
       at a price not materially below the market
       price of the shares, for the implementation
       of the right of Mr. E. Merck to participate
       in a capital increase through the issue o f
       shares or warrants and for the implementation
       of the right of Mr. E. Merck to convert the
       capital share into equity capital, correspondence
       amendment to the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 METCASH LTD                                                                                 Agenda Number:  701672861
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q6014C106
    Meeting Type:  AGM
    Meeting Date:  04-Sep-2008
          Ticker:
            ISIN:  AU000000MTS0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting    No vote
       and the reports of the Directors and the Auditors
       for the YE 30 APR 2008

2.A    Re-elect Mr. Peter L. Barnes as a Director of             Mgmt          For                            For
       the Company who retires by rotation under Rule
       8.1(d) of the Company's Constitution

2.B    Re-elect Mr. Michael R. Jablonski as a Director           Mgmt          For                            For
       of the Company who retires by rotation under
       Rule 8.1(d) of the Company's Constitution

2.C    Re-elect Mr. V. Dudley Rubin as a Director of             Mgmt          For                            For
       the Company who retires by rotation under Rule
       8.1(d) of the Company's Constitution

2.D    Re-elect Mr. Neil D. Hamilton as a Director               Mgmt          For                            For
       of the Company who retires under Rule 8.1(d)
       of the Company's Constitution

3.     Adopt the remuneration report that forms part             Mgmt          For                            For
       of the Directors report of the Company for
       the FYE 30 APR 2008




--------------------------------------------------------------------------------------------------------------------------
 METRO AG, DUESSELDORF                                                                       Agenda Number:  701877207
--------------------------------------------------------------------------------------------------------------------------
        Security:  D53968125
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  DE0007257503
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 22 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Mgmt          For                            For
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report and resolution
       on the appropriation of the distributable profit
       of EUR 395,571,897.74 as follows: payment of
       a dividend of EUR 1.18 per ordinary and EUR
       1.298 per preferred share EUR 9,646,613.54
       shall be carried forward ex-dividend and payable
       date: 14 MAY 2009

2.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

3      Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

4.     Appointment of Auditors for the 2009 FY: KPMG             Mgmt          For                            For
       AG, Berlin

5.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own ordinary or preferred shares of up to 10%
       of its share capital, at a price differing
       neither more than 5% from the market price
       of the shares if they are acquired through
       the Stock Exchange, nor more than 10%, if they
       are acquired by way of a repurchase offer,
       on or before 12 NOV 2010, the Board of Managing
       Directors shall be authorized to float the
       ordinary shares on Foreign Stock Exchanges,
       to use the ordinary shares for Mergers and
       acquisitions, to retire the shares, to dispose
       of the ordinary shares in a manner other than
       the Stock Exchange or an offer to all shareholders
       if the shares are sold at a price not materially
       below their market price, to offer the ordinary
       shares to holders of conversion and option
       rights, and to use the ordinary shares for
       satisfying conversion or option rights

6.     Resolution on the authorization to issue convertible      Mgmt          For                            For
       and/or warrant Bonds, the creation of contingent
       capital, and the correspondent amendment to
       the Article of Association [authorization I]
       the existing authorization approved by the
       shareholders, meeting of 04 JUN 2004, to issue
       convertible and/or warrant Bonds shall be revoked,
       the Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to issue bearer Bonds of up to EUR 1,500,000,000
       and conferring convertible and/or option rights
       for shares of the Company, on or before 12
       MAY 2014, the total amount of bonds issued
       on basis of this authorization and the authorization
       as per item 7 [authorization II] shall not
       exceed EUR 1,500,000,000, shareholders shall
       be granted subscription rights except for residual
       amounts, for the granting of such right to
       holders of previously issued convertible and
       option rights, and for the issue of Bonds conferring
       convertible and/or option rights for shares
       of the Company of up to 10% of the share capital
       at a price not materially below their theoretical
       market value, the Company's share capital shall
       be increased accordingly by up to EUR 127,825,000
       through the issue of up to 50,000,000 new ordinary
       no-par shares, insofar as convertible and/or
       option rights are exercised [contingent capital
       I]

7.     Resolution on the authorization to issue convertible      Mgmt          For                            For
       and/or warrant Bonds, the creation of contingent
       capital, and the correspondent amendment to
       the Article of Association [authorization II]
       the Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to issue bearer Bonds of up to EUR 1,500,000,000
       and conferring convertible and/or option rights
       for shares of the Company, on or before 12
       MAY 2014, the total amount of Bonds issued
       on basis of this authorization [authorization
       II] and the authorization as per item 6 [authorization
       I] shall not exceed EUR 1,500,000,000, shareholders
       shall be granted subscription rights except
       for residual amounts, for the granting of such
       right to holders of previously issued convertible
       and option rights, and for the issue of Bonds
       conferring convertible and/or option rights
       for shares of the Company of up to 10% of the
       share capital at a price not materially below
       their theoretical market value, the Company's
       share capital shall be increased accordingly
       by up to EUR 127,825,000 through the issue
       of up to 50,000,000 new ordinary no-par shares,
       insofar as convertible and/or option rights
       are exercised [contingent capital II]

8.     Adjustment of the authorized capital III, revocation      Mgmt          Against                        Against
       of the authorized capital IV, and the correspondent
       amendments to the Article of Association the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the share capital by up to EUR
       225,000,000 through the issue of new ordinary
       shares against contributions in cash and/or
       kind, on or before 12 MAY 2014 [authorized
       capital III] shareholders, subscription rights
       may be excluded for residual amounts, for a
       capital increase against payment in kind, for
       the granting of such rights to Bond holders,
       and for a capital increase against cash payment
       of up to 10% of the share capital if the shares
       are issued at a price not materially below
       the market price of identical shares, the authorized
       capital IV of up to EUR 125,000,000 shall be
       revoked

9.     Amendments to the Article of Association in               Mgmt          For                            For
       accordance with the law on the implementation
       of the shareholder Rights Directive (ARUG)
       9.A Section 15(2), in respect of the day of
       convening not being included in the calculation
       of the deadline Section 16(1)2, in respect
       of shareholders registering with the Company
       within the statutory period of time Section
       16(2)3, in respect of shareholders providing
       evidence of their shareholding as per the statutory
       record date 9.B Section 15, in respect of the
       heading to this Article of Association being
       adjusted Section 15(3), in respect of the Board
       of Managing Directors being authorized to allow
       the audiovisual transmission of the shareholders.
       meeting Section 16(3), in respect of the Board
       of Managing Directors being authorized to allow
       shareholders to attend the shareholders, meeting
       via electronic means of communication Section
       17(2) deletion

10.    Amendment to Section 18(2) of the Article of              Mgmt          For                            For
       Association in respect of proxy-voting instructions
       being issued in writing, unless the law provides
       otherwise

11.    Approval of the control and Profit Transfer               Mgmt          For                            For
       Agreement with the Company's wholly-owned subsidiary,
       Metro Elfte Gesellschaft Fuer Vermoegensverwaltung
       MBH, effective until at least 31 DEC 2014

12.    Approval of the control and Profit Transfer               Mgmt          For                            For
       Agreement with the Company's wholly-owned subsidiary,
       metro Zwoelfte Gesellschaft Fuer Vermoegensverwaltung
       MBH, effective until at least 31 DEC 2014




--------------------------------------------------------------------------------------------------------------------------
 METRO INC                                                                                   Agenda Number:  701789983
--------------------------------------------------------------------------------------------------------------------------
        Security:  59162N109
    Meeting Type:  AGM
    Meeting Date:  27-Jan-2009
          Ticker:
            ISIN:  CA59162N1096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTION
       3 AND "IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS 1 AND 2. THANK YOU.

       Receiving the consolidated financial statements           Non-Voting    No vote
       of the Company for the FYE 27 SEP 2008 and
       the report of the Auditors thereon

1.     Elect the Directors                                       Mgmt          For                            For

2.     Appoint the Auditors                                      Mgmt          For                            For

3.     Approve the increase in the number of class               Mgmt          For                            For
       A Subordinate Shares reserved for the grant
       of new options under the Company's Stock Option
       Plan

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 METSO CORPORATION                                                                           Agenda Number:  701839788
--------------------------------------------------------------------------------------------------------------------------
        Security:  X53579102
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  FI0009007835
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of the person to confirm the minutes             Non-Voting    No vote
       and verify the counting of votes

4.     Approve the recording of the legality of the              Non-Voting    No vote
       meeting

5.     Approve the recording attendance at the meeting           Non-Voting    No vote
       and adoption of the list of votes

6.     Receive the financial statements, report of               Non-Voting    No vote
       the Board of Directors and the Auditor's report
       for 2008, and the statement by the Supervisory
       Board, presentation of the Chief Executive
       Officer's review

7.     Adopt the financial statements and consolidated           Mgmt          For                            For
       financial statements

8.     Approve to pay a dividend of EUR 0.70 per share           Mgmt          For                            For
       based on the adopted balance sheet for the
       FYE 31 DEC 2008, the dividend will be paid
       to shareholders registered in the Company's
       shareholders' register maintained by the Finnish
       Central Securities Depository [Euroclear Finland
       Ltd] on the record date for dividend 03 APR
       2009, the dividend is paid on 15 APR 2009;
       authorize the Board of Directors to decide
       within its discretion, and when the economic
       situation of the Company favours it, on the
       payment of dividend addition to the dividend
       decided in the AGM, however no more than EUR
       0.68 per share, the Board of Directors shall
       make its decision no late than 31 DEC 2009,
       the dividend paid on the basis of the decision
       of the Board of Directors will be paid to the
       shareholders registered in the Company's shareholders'
       register maintained by the Finnish Central
       Securities Depository [Euroclear Finland Ltd]
       on the record date decided by the Board of
       Directors, the and to decide the record date
       for dividend and the date for payment of the
       dividend, which can at the earliest be the
       5th banking day from the record date

9.     Grant discharge of the members of the Board               Mgmt          For                            For
       of Directors and the Chief Executive Officer
       from liability

10.    Approve to pay the Chairman of the Board of               Mgmt          For                            For
       Directors an annual fee of EUR 92,000, the
       Vice-Chairman an annual fee of EUR 56,000 and
       the Members of the Board of Directors each
       an annual fee of EUR 45,000, additional compensation
       of EUR 600 shall be paid for the meetings attended
       including the meetings of the Committees of
       the Board of Directors and travel expenses
       and daily allowance shall be paid according
       to Company's Travel Policy

11.    Approve to confirm the number of Members of               Mgmt          For                            For
       the Board of Directors to 7

12.    Re-elect Messrs: Maija-Liisa Friman, Christer             Mgmt          For                            For
       Gardell, Arto Honkaniemi, Yrjo Neuvo, Jaakko
       Rauramo and Jukka Viinanen as the Members of
       the Board of Directors, until the close of
       AGM in 2010 and elect Mr. Jukka Viinanen as
       the Chairman of the Board of Directors and
       Mr. Jaakko Rauramo as the Vice Chairman and
       Ms. Pia Rudengren as a new Member of the Board
       of Directors for the same term

13.    Approve to pay the Auditor's fee against an               Mgmt          For                            For
       invoice in accordance with the purchase principles
       approved by the Audit Committee

14.    Re-elect PricewaterhouseCoopers OY, Authorized            Mgmt          Against                        Against
       Public Accountants, as the Company's Auditors;
       PricewaterhouseCoopers OY has designated Mr.
       Johan Kronberg, APA, as the Auditor with principles
       responsility

15.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       the repurchase of a maximum of 10,000,000 of
       Company's own shares; own shares shall be repurchased
       in proportion other than that of holdings of
       the shareholders using the non-restricted equity
       and acquired through public trading on the
       NASDAQ OMX Helsinki Ltd [Helsinki Stock Exchange]
       at the share price prevailing at the time of
       acquisition; the shares shall be repurchased
       in order to develop the capital structure of
       the Company or to finance or carry out future
       acquisitions, investments or other arrangements
       related to the Company's business or as part
       of the Company's incentive program; own shares
       acquired to the Company may be held, cancelled
       or conveyed, the authorization shall include
       also the right to take the Company's own shares
       as pledge to secure the potential receivables
       of the Company and on other matters related
       to the repurchase of the Company's own shares;
       [Authority expires on 30 JUN 2010]; and it
       revokes the repurchase authorization given
       by the AGM on 02 APR 2008

16.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       the issuing of new shares and the conveying
       of own shares held by the Company and to grant
       special rights referred to in Chapter 10, Section
       1 of the Finnish Companies Act, on the following
       conditions; by virtue of the authorization,
       the Board is entitled to decide on the issuing
       of a maximum of 15,000,000 new shares and on
       the conveying of a maximum 10,000,000 own shares
       held by the Company; and to grant special rights
       referred to in Chapter 10, Section 1 of the
       Finnish Companies Act, which carry the right
       to receive, against payment, new shares of
       the Company or the Company's own shares held
       by the Company in such a manner that the subscription
       price is paid by using the subscriber's receivables
       to offset the subscription price [Convertible
       bonds], the maximum number of shares to be
       issued is 15,000,000 whereby this maximum number
       is included in the maximum number of shares
       noted in this resolution, the new shares may
       be issued and the own shares held by the Company
       conveyed either against payment or for free;
       and may decide on a free share issue also to
       the Company itself, the number of shares to
       be issued to the Company shall not exceed 10,000,000
       including the number of own shares acquired
       by the Company by virtue of the authorization
       to repurchase the Company's won shares; the
       new shares and the own shares held by the Company
       may be issued to the Company's shareholders
       I proportion to their present holding; or by
       means of a directed issue, waiving the pre-emptive
       subscription rights of the shareholders, if
       there is a weighty financial reason for the
       Company to do so, such as to develop the capital
       structure of the Company or to finance or carry
       out future acquisitions, investments or other
       arrangements related to the Company's business
       or as part of the Company's incentive program,
       the directed issue can be for free only if
       there is an especially weighty financial reason
       for the Company to do so, taking the interests
       of all shareholders into account; the subscription
       price of new shares issued shall be recorded
       in the invested unrestricted equity fund, the
       consideration paid for the conveyance of the
       Company's own shares shall be recorded in the
       invested unrestricted equity fund; and decide
       on other matters related to the share issues;
       [Authority expires on 30 APR 2012]; and it
       revokes the share issue authorization given
       by the AGM 02 APR 2008

17.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       approve to establish a Nomination Committee
       as specified

18.    Closing of the Meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MILANO ASSICURAZIONI SPA, MILANO                                                            Agenda Number:  701700329
--------------------------------------------------------------------------------------------------------------------------
        Security:  T28224102
    Meeting Type:  EGM
    Meeting Date:  08-Oct-2008
          Ticker:
            ISIN:  IT0000062221
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       09 OCT 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve to increase the Corporate Capital versus          Mgmt          No Action
       payment with no option right in compliance
       with Article 2441 paragraph 4, of the Italian
       Civil Code, for Euro 13.151.493,16 through
       the issuance of no. 25.291.333 ordinary shares
       NV Euro 0.52 each, for total amount of Euro
       151.052.725 , reserved to Fondiaria-Sai Spa
       further increase of Corporate Capital versus
       payment with no option Right in compliance
       with Article 2441, paragraph 4, of the Italian
       Civil Code, for Euro 17.503.268,64 through
       the issuance of no. 33.660.132 ordinary shares
       NV Euro 0.52 each, for total amount of Euro
       172.375.921, reserved to Fondiaria-Sai Spa
       consequent amendment of Article 6 of the Corporate
       by laws, related and consequential resolutions

2.     Approve the project of Merger by Incorporation            Mgmt          No Action
       of Sasa Assicurazioni e Riassicurazioni Spa
       and Sasa Vita Spa into Milano Assicurazioni
       Spa, with a Corporate capital increase of Milano
       Assicurazioni Spa for Euro 23.979.115,68 through
       the issuance of no. 46.113.6 84 ordinary shares
       NV Euro 0.52 each, reserved to the shareholders
       of the incorporated Companies, related and
       consequential resolutions




--------------------------------------------------------------------------------------------------------------------------
 MILANO ASSICURAZIONI SPA, MILANO                                                            Agenda Number:  701851431
--------------------------------------------------------------------------------------------------------------------------
        Security:  T28224102
    Meeting Type:  MIX
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  IT0000062221
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 APR 2009 AT 11:00 A.M.. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Approve, the balance sheet as of 31 DEC 2008;             Mgmt          No Action
       Board of Directors report on Management; Board
       of Auditors report in compliance with Article
       153 of the Law Decree N 58 1998 and Auditing
       Company report; related and consequential resolutions

O.2    Authorize the Company to stipulate a third parties        Mgmt          No Action
       liability insurance for Corporate Bodies

O.3    Approve the resolutions related to own shares             Mgmt          No Action
       in compliance with Article T.2357 and 2357
       TER of the Civil Code

O.4    Approve the resolutions related to Fondiaria              Mgmt          No Action
       Sai SPA shares in compliance with Article 2359
       BIS of the Civil Code

O.5    Approve the resolutions related to Premafin               Mgmt          No Action
       Finanziaria SPA Shares in compliance with Article
       2359 BIS of the Civil Code

E.1    Amend the Article 4 [introduction of the reference        Mgmt          No Action
       related to the Membership to Fondiaria Sai
       Company, in compliance with the regulation
       in force] and Article 21 [limits to the plurality
       offices foreseen by the Corporate By Laws]




--------------------------------------------------------------------------------------------------------------------------
 MIRVAC GROUP                                                                                Agenda Number:  701730928
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q62377108
    Meeting Type:  AGM
    Meeting Date:  14-Nov-2008
          Ticker:
            ISIN:  AU000000MGR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive the financial reports of the Mirvac            Non-Voting    No vote
       Group and MPT and the Directors' reports and
       the Independent Audit report for each entity
       for the YE 30 JUN 2008

       PLEASE NOTE THAT THE RESOLUTIONS 2.A, 2.B, 3              Non-Voting    No vote
       AND 4 ARE OF MIRVAC LIMITED. THANK YOU.

2.a    Re-elect Mr. Peter Hawkins as a Director of               Mgmt          For                            For
       the Mirvac Limited, who retires by rotation
       in accordance with Clause 10.3 of the Mirvac
       Limited's Constitution

2.b    Re-elect Ms. Penelope Morris AM as a Director             Mgmt          For                            For
       of the Mirvac Limited, who retires by rotation
       in accordance with Clause 10.3 of the Mirvac
       Limited's Constitution

3.     Adopt the remuneration report of the Mirvac               Mgmt          For                            For
       Limited for the YE 30 JUN 2008

4.     Approve, to increase with effect from 01 JUL              Mgmt          For                            For
       2008 the remuneration of Non-Executive Directors
       of the Mirvac Limited for services provided
       to the Mirvac Limited or to any of its controlled
       entities by AUD 250,000 per annum to an aggregate
       maximum sum of AUD 1,450,000 per annum, with
       such remuneration to be divided among the Non-Executive
       Directors in such proportion and manner as
       the Director agree [or in default of agreement,
       equally]

       PLEASE NOTE THAT THE RESOLUTIONS 5 AND 6 ARE              Non-Voting    No vote
       OF MIRVAC LIMITED AND MIRVAC PROPERTY TRUST
       LIMITED. THANK YOU

5.     Approve, for all purposes, including for the              Mgmt          For                            For
       purposes of ASX Listing Rule 10.14 and the
       provision of financial assistance [if any]
       by Mirvac Group, to the participation by Mr.
       Nicholas Collishaw [Managing Director] in Mirvac
       Group's Long Term Performance Plan on the terms
       of that Plan and as specified

6.     Amend the Distribution Reinvestment Plan Rule             Mgmt          For                            For
       6.4 as specified

S.7.A  Ratify and approve for purposes of the Constitution       Mgmt          For                            For
       of the Mirvac Property Trust ARSN 086 780 645,
       ASX Listing Rule 7.4 and for all other purposes,
       the issue of 57,692,307 stapled securities
       to Nakheel Investment (Australia) Pty Ltd and
       its related entities pursuant to a capital
       placement

S.7.B  Ratify and approve for purposes of the Constitution       Mgmt          For                            For
       of the Mirvac Property Trust ARSN 086 780 645,
       ASX Listing Rule 7.4 and for all other purposes,
       the issue of 21,317,910 stapled securities
       to J. P. Morgan Australia Limited as underwriter
       of the Group's Distribution Reinvestment Plan




--------------------------------------------------------------------------------------------------------------------------
 MITCHELLS & BUTLERS PLC                                                                     Agenda Number:  701789147
--------------------------------------------------------------------------------------------------------------------------
        Security:  G61614122
    Meeting Type:  AGM
    Meeting Date:  29-Jan-2009
          Ticker:
            ISIN:  GB00B1FP6H53
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the receipt of financial statements               Mgmt          For                            For

2.     Approve the remuneration report                           Mgmt          For                            For

3.A    Re-appoint Mr. Tim Clarke as a Director                   Mgmt          For                            For

3.B    Re-appoint Sir Tim Lankester as a Director                Mgmt          For                            For

3.C    Re-appoint Mr. Jeremy Townsend as a Director              Mgmt          For                            For

3.D    Re-appoint Mr. George Fairweather as a Director           Mgmt          For                            For

4.     Re-appoint the Auditors                                   Mgmt          For                            For

5.     Approve the Auditors' remuneration                        Mgmt          For                            For

6.     Approve the allotment of shares                           Mgmt          For                            For

S.7    Approve the disapplication of pre-emption                 Mgmt          For                            For

S.8    Grant authority to purchase own shares                    Mgmt          For                            For

S.9    Approve the political donations                           Mgmt          For                            For

S.10   Approve the borrowing powers                              Mgmt          For                            For

S.11   Amend the Articles of Association                         Mgmt          For                            For

S.12   Approve the notice of meetings                            Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                    Agenda Number:  701984759
--------------------------------------------------------------------------------------------------------------------------
        Security:  J44046100
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3897700005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI CORPORATION                                                                      Agenda Number:  701982616
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43830116
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3898400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options

6.     Approve reserved retirement remuneration for              Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI ELECTRIC CORPORATION                                                             Agenda Number:  701987933
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43873116
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3902400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI ESTATE COMPANY,LIMITED                                                           Agenda Number:  701988113
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43916113
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3899600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI GAS CHEMICAL COMPANY,INC.                                                        Agenda Number:  701990764
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43959113
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3896800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications , Approve Minor Revisions
       Related to Dematerialization of Shares and
       the Other Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI HEAVY INDUSTRIES,LTD.                                                            Agenda Number:  701984949
--------------------------------------------------------------------------------------------------------------------------
        Security:  J44002129
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3900000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI MATERIALS CORPORATION                                                            Agenda Number:  701982159
--------------------------------------------------------------------------------------------------------------------------
        Security:  J44024107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3903000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to (1): Approve Minor Revisions            Mgmt          For                            For
       Related to Dematerialization of Shares and
       the Other Updated Laws and Regulations

2.     Amend Articles to (2): Increase Authorized Capital        Mgmt          Against                        Against
       to 3,400,000,000 shs.

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI MOTORS CORPORATION                                                               Agenda Number:  701993657
--------------------------------------------------------------------------------------------------------------------------
        Security:  J44131100
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2009
          Ticker:
            ISIN:  JP3899800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI RAYON COMPANY,LIMITED                                                            Agenda Number:  701990714
--------------------------------------------------------------------------------------------------------------------------
        Security:  J44389120
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3903600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Allow Board to
       Make Rules Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI TANABE PHARMA CORPORATION                                                        Agenda Number:  701982717
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4448H104
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3469000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI UFJ FINANCIAL GROUP,INC.                                                         Agenda Number:  701996110
--------------------------------------------------------------------------------------------------------------------------
        Security:  J44497105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3902900004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications, Reduce Authorized
       Capital to 33,920,001,000 shs. due to the retirement
       of Class 8 Preferred Shares and Class 12 Preferred
       Shares , Approve Minor Revisions Related to
       Dematerialization of Shares and the Other Updated
       Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI UFJ LEASE & FINANCE COMPANY LIMITED                                              Agenda Number:  702001342
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4706D100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3499800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5      Approve Retirement Allowance for Retiring Directors       Mgmt          Against                        Against
       and Corporate Auditors,   and Payment of Accrued
       Benefits associated with Abolition of Retirement
       Benefit System for Current Directors
       and Corporate Auditors

6      Amend the Compensation to be received by Directors        Mgmt          For                            For
       and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 MITSUI & CO.,LTD.                                                                           Agenda Number:  701982236
--------------------------------------------------------------------------------------------------------------------------
        Security:  J44690139
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3893600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Change Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the other Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUI CHEMICALS,INC.                                                                       Agenda Number:  701978085
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4466L102
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3888300005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUI FUDOSAN CO.,LTD.                                                                     Agenda Number:  701988101
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4509L101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3893200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUI MINING AND SMELTING COMPANY,LIMITED                                                  Agenda Number:  701987882
--------------------------------------------------------------------------------------------------------------------------
        Security:  J44948107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3888400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications, Approve Minor Revisions
       Related to Dematerialization of Shares and
       the Other Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUI O.S.K.LINES,LTD.                                                                     Agenda Number:  701982298
--------------------------------------------------------------------------------------------------------------------------
        Security:  J45013109
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3362700001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to :Change Company's Location              Mgmt          For                            For
       to Minato-ku, Tokyo,Approve Minor Revisions
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

6.     Issue of Stock Acquisition Rights for the Purpose         Mgmt          For                            For
       of Executing a Stock Option System to Executive
       Officers, General Managers, and Presidents
       of the Company's Consolidated Subsidiaries
       in Japan




--------------------------------------------------------------------------------------------------------------------------
 MIZUHO FINANCIAL GROUP,INC.                                                                 Agenda Number:  701982248
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4599L102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3885780001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Reduce Authorized Capital              Mgmt          For                            For
       to 28,485,271,000 shs., Approve Minor Revisions
       Related to Dematerialization of Shares and
       the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MIZUHO TRUST & BANKING CO.,LTD.                                                             Agenda Number:  701983240
--------------------------------------------------------------------------------------------------------------------------
        Security:  J45988102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3932800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Decrease Authorized
       Capital by Reducing Class 1 shares to
       155,717,123 shs.

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MOBISTAR SA, BRUXELLES                                                                      Agenda Number:  701880595
--------------------------------------------------------------------------------------------------------------------------
        Security:  B60667100
    Meeting Type:  MIX
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  BE0003735496
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Management report of the Board of             Non-Voting    No vote
       Directors on the Companys annual accounts,
       for the FYE on the 31 DEC 2008

2.     Receive the report of the Statutory Auditor               Non-Voting    No vote
       on the annual accounts

3.     Approves the annual accounts for the FYE on               Mgmt          No Action
       the 31 DEC 2008, including appropriation of
       the results as presented therein with distribution
       of a gross dividend of EUR 4.55 per share payable
       as specified

4.     Grant discharge to the Directors for fulfilling           Mgmt          No Action
       their mandate

5.     Grant discharge to the Auditor for fulfilling             Mgmt          No Action
       its mandate

6.     Amend the Article 24 of the Company's By-Laws,            Mgmt          No Action
       to bring it in line with the provisions of
       the Law of 17 DEC 2008 regarding notably, the
       appointment of an Audit Committee in listed
       Companies, Banks and Insurance Companies

7.     Amend Article 26 of the Company's By-Laws, to             Mgmt          No Action
       bring it in line with the provisions of the
       Law of 17 DEC 2008 regarding notably the appointment
       of an Audit Committee in listed Companies,
       Banks and in Financial Enterprises

8.     Amend Article 47 of the Company's By-Laws, to             Mgmt          No Action
       bring it in line with the provisions of the
       Law of 02 MAY 2007 on disclosure of Major Holdings
       in issuers whose shares are admitted to trading
       on a regulated market and laying down miscellaneous
       provisions

9.     Approve to extend the authorization to the Board          Mgmt          No Action
       of Directors for a period of 5 years as from
       06 MAY 2009 to acquire the Company's own shares
       by purchase or exchange and at a price which
       shall not be less than 90% or more than 110%
       of the average closing price for the 5 working
       days preceding the purchase or exchange

10.    Approve the co-ordination of the By-Laws   powers;        Mgmt          No Action
       the general meeting confers on Mr. Johan Van
       den Cruijce, with the right of substitution,
       all powers necessary to co-ordinate the text
       of the Company's By-Laws in accordance with
       the resolution of the present general meeting,
       to sign it and to file it with the clerk of
       the relevant Commercial Court, in compliance
       with the applicable legal provisions

11.    Corporate Governance: information/discussion              Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MONDI PLC, LONDON                                                                           Agenda Number:  701877435
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6258S107
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  GB00B1CRLC47
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 550236 DUE TO ADDITIONAL RESOULTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Elect Mr. Andrew King as a Director                       Mgmt          For                            For

2.     Re-elect Mr. Imogen Mkhize as a Director                  Mgmt          For                            For

3.     Re-elect Mr. Peter Oswald as a Director                   Mgmt          For                            For

4.     Re-elect Sir John Parker as a Director                    Mgmt          For                            For

5.     Receive the report and accounts                           Mgmt          For                            For

6.     Approve the remuneration report                           Mgmt          Against                        Against

7.     Declare a final dividend of 63.34650 cents per            Mgmt          For                            For
       Mondi Limited share

8.     Re-appoint Deloitte LLP as the Auditors and               Mgmt          For                            For
       Bronwyn Nosworthy as the Registered Auditor
       of the Mondi Limited

9.     Authorize the Directors of Mondi Limited to               Mgmt          For                            For
       fix the remuneration of Deloitte and Touche

10.    Approve to place 5% of the issued ordinary shares         Mgmt          For                            For
       of Mondi Limited under the control of the Directors
       of Mondi Limited

11.    Approve to place 5% of the issued special converting      Mgmt          For                            For
       shares of Mondi Limited under the control of
       the Directors of Mondi Limited

12.    Authorize the Directors to allot and issue ordinary       Mgmt          For                            For
       shares of Mondi Limited for cash

S.13   Authorize the Mondi Limited to purchase its               Mgmt          For                            For
       own shares

14.    Receive the report and accounts                           Mgmt          For                            For

15.    Approve the remuneration report                           Mgmt          Against                        Against

16.    Declare a final dividend of 5.0 Euro cents per            Mgmt          For                            For
       Mondi Plc share

17.    Reappoint Deloitte and Touche as the Auditors             Mgmt          For                            For
       of Mondi Plc

18.    Authorize the Directors to determine the Auditors         Mgmt          For                            For
       remuneration

19.    Authorize the Directors to allot relevant securities      Mgmt          For                            For

S.20   Authorize the Directors to disapply pre-emption           Mgmt          For                            For
       rights

S.21   Authorize the Mondi Plc to purchase its own               Mgmt          For                            For
       shares

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MTR CORP LTD                                                                                Agenda Number:  701925820
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6146T101
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  HK0066009694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited Statement of             Mgmt          For                            For
       accounts and the reports of the Directors and
       the Auditors of the Company for the YE 31 DEC
       2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.a    Re-elect Dr. Raymond Chien Kuo-fung as a member           Mgmt          For                            For
       of the Board of Directors of the Company

3.b    Re-elect Mr. T. Brian Stevenson as a member               Mgmt          For                            For
       of the Board of Directors of the Company

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Board of Directors to determine
       their remuneration

5.     Authorize the Directors, to allot, issue, grant,          Mgmt          For                            For
       distribute and otherwise deal with additional
       shares and make, issue or grant offers, agreements,
       options warrants and other securities during
       or after the end of the relevant period, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital of the Company;
       and the aggregate nominal amount of share capital
       purchased by the Company subsequent to the
       Passing of this Resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of passing of this
       resolution]; otherwise than pursuant to: i)
       a rights issue; or ii) any Option Scheme or
       similar arrangement for the time being adopted
       for the grant or issue to the members of the
       Executive Directorate and/or officers and/or
       employees of the Company and/or any of its
       subsidiaries of Shares or rights to acquire
       Shares, including without limitation pursuant
       to the Rules of the Company's Pre-Global Offering
       Share Option Scheme, the Rules of the Company's
       New Joiners Share Option Scheme and also the
       Rules of the Company's 2007 Share Option Scheme;
       or iii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       by the Company or any securities which are
       convertible into shares; or iv) any scrip dividend
       or similar arrangement provided for the allotment
       of Shares in lieu of the whole or part of a
       divided on Shares pursuant to the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is required by the Articles of
       Association of the Company or by Law to be
       held] and shares means shares of all classes
       in the capital of the Company and warrants
       and other securities which carry a right to
       subscribe or purchase shares in the Company

6.     Authorize the Board of Directors, to purchase             Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange on which the shares
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange in accordance with all applicable
       laws, including the Hong King Code on share
       repurchases and the Rules Governing the Listing
       of Securities on the Stock Exchange of Hong
       Kong Limited as amended from time to time,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is required by the
       Articles of Association of the Company or by
       Law to be held]; and shares means shares of
       all classes in the capital of the Company and
       warrants and other securities which carry a
       right to subscribe or purchase shares in the
       Company

7.     Approve conditional upon the passing of Resolutions       Mgmt          For                            For
       5 and 6, the exercise by the Board of Directors
       of the powers referred to in Resolution 5 in
       respect of the share capital of the Company
       referred to in Resolution 5

S.8    Amend Article 138 and Article 141 of the Articles         Mgmt          For                            For
       of Association of the Company, as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AKTIENGESELLSCHAFT IN MUENCHEN, MUENC            Agenda Number:  701856671
--------------------------------------------------------------------------------------------------------------------------
        Security:  D55535104
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  DE0008430026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note that shareholders must be registered          Non-Voting    No vote
       in beneficial owner name to be eligible to
       vote at this meeting. Please note that you
       must check on ProxyEdge for your specific sub
       custodian deadline. Votes received after this
       specific deadline can not be processed. Broadridge
       will disclose the beneficial owner information
       for voted accounts and blocking may apply.
       Please contact your client service representative
       for further details.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.A    Submission of the report of the Supervisory               Non-Voting    No vote
       Board and the corporate governance report including
       the remuneration report for the financial year
       2008

1.B    Submission of the adopted Company financial               Non-Voting    No vote
       statements and management report for the financial
       year 2008, the approved consolidated financial
       statements and management report for the Group
       for the financial year 2008, and the explanatory
       report on the information in accordance with
       Sections 289 para. 4 and 315 para. 4 of the
       German Commercial Code

2.     Resolution on the appropriation of the net retained       Mgmt          For                            For
       profits

3.     Resolution to approve the actions of the Board            Mgmt          For                            For
       of Management

4.     Resolution to approve the actions of the Supervisory      Mgmt          For                            For
       Board

5.     Authorisation to buy back and use own shares              Mgmt          For                            For

6.     Authorisation to buy back own shares using derivatives    Mgmt          For                            For

7.1.   Elections to the Supervisory Board: Prof. Dr.             Mgmt          For                            For
       Peter Gruss

7.2.   Elections to the Supervisory Board: Prof. Dr.             Mgmt          Against                        Against
       Henning Kagermann

7.3.   Elections to the Supervisory Board: Peter L               Mgmt          For                            For
       scher

7.4.   Elections to the Supervisory Board: Wolfgang              Mgmt          Against                        Against
       Mayrhuber

7.5.   Elections to the Supervisory Board: Prof. Karel           Mgmt          Against                        Against
       Van Miert

7.6.   Elections to the Supervisory Board: Dr. e. h.             Mgmt          For                            For
       Bernd Pischetsrieder

7.7.   Elections to the Supervisory Board: Anton van             Mgmt          For                            For
       Rossum

7.8.   Elections to the Supervisory Board: Dr. Hans-J            Mgmt          Against                        Against
       rgen Schinzler

7.9.   Elections to the Supervisory Board: Dr. Ron               Mgmt          For                            For
       Sommer

7.10.  Elections to the Supervisory Board: Dr. Thomas            Mgmt          For                            For
       Wellauer

8.     Resolution to cancel Contingent Capital 2003              Mgmt          For                            For
       I as well as the existing authorisation for
       increasing the share capital under "Authorised
       Capital Increase 2004", to replace this with
       a new authorisation "Authorised Capital Increase
       2009" and to amend Article 4 of the Articles
       of Association

9.     Resolution to amend Articles 3 (entry in the              Mgmt          Against                        Against
       shareholder's register) and 6 (registration
       for the Annual General Meeting) of the Articles
       of Association

10.    Resolution to amend Article 7 of the Articles             Mgmt          For                            For
       of Association (electronic participation in
       the Annual General Meeting and postal vote)

11.    Resolution to amend Articles 12 and 13 of the             Mgmt          For                            For
       Articles of Association (Supervisory Board)




--------------------------------------------------------------------------------------------------------------------------
 MURATA MANUFACTURING COMPANY,LTD.                                                           Agenda Number:  701977386
--------------------------------------------------------------------------------------------------------------------------
        Security:  J46840104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3914400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NAGASE & CO.,LTD.                                                                           Agenda Number:  701985131
--------------------------------------------------------------------------------------------------------------------------
        Security:  J47270103
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3647800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NAGOYA RAILROAD CO., LTD.                                                                   Agenda Number:  702004968
--------------------------------------------------------------------------------------------------------------------------
        Security:  J47399118
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3649800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

3.20   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 NAMCO BANDAI HOLDINGS INC.                                                                  Agenda Number:  701982351
--------------------------------------------------------------------------------------------------------------------------
        Security:  J48454102
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2009
          Ticker:
            ISIN:  JP3778630008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to :Change Company's Location              Mgmt          For                            For
       to Shinagawa-ku, Approve Minor Revisions Related
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL AUSTRALIA BANK LTD, MELBOURNE VIC                                                  Agenda Number:  701769715
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q65336119
    Meeting Type:  AGM
    Meeting Date:  18-Dec-2008
          Ticker:
            ISIN:  AU000000NAB4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider the Company's financial statements            Non-Voting    No vote
       and the reports for the YE 30 SEP 2008

2.A    Re-elect Mr. John Thorn as a Director, who retires        Mgmt          For                            For
       in accordance with the Article 10.3 of the
       Company's Constitution

2.B    Re-elect Mr. Geoff Tomlinson as a Director,               Mgmt          For                            For
       who retires in accordance with the Article
       10.3 of the Company's Constitution

3.     Approve, for the purposes of the ASX Listing              Mgmt          For                            For
       Rule 7.2, Exception 9, the issue of securities
       in the Company under the National Australia
       Bank Staff Share Allocation Plan, the National
       Australia Bank New Zealand Staff Share Allocation
       Plan, the National Australia Bank Staff Share
       Ownership Plan, the National Australia Bank
       Share Option Plan No. 2, the National Australia
       Bank Performance Rights Plan and the National
       Australia Bank Share Incentive Plan [UK]

4.     Approve to grant performance shares and performance       Mgmt          For                            For
       rights, to the Group Chief Executive Officer
       designate, Mr. Cameron Clyne, under the Company's
       Long Term Incentive Plan, as specified

5.A    Approve to grant shares, performance options              Mgmt          For                            For
       and performance shares, to Mr. Ahmed Fahour
       [an Executive Director], under the Company's
       Short Term Incentive and Long Term Incentive
       Plans as specified

5.B    Approve to grant shares, performance options              Mgmt          For                            For
       and performance shares, to Mr. Michael Ullmer
       [an Executive Director], under the Company's
       Short Term Incentive and Long Term Incentive
       Plans as specified

6.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       SEP 2008

7.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve to remove Mr. Paul Rizzo from office
       as a Director of the National Australia Bank
       Limited




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BANK OF GREECE                                                                     Agenda Number:  701796320
--------------------------------------------------------------------------------------------------------------------------
        Security:  X56533114
    Meeting Type:  EGM
    Meeting Date:  22-Jan-2009
          Ticker:
            ISIN:  GRS003013000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the Company share capital             Mgmt          No Action
       up to the amount of EUR 350,000,000 with the
       issuance of preferred shares in accordance
       to Law 3723/2008 related to the reinforcement
       of the economy for the facing of the implications
       of the global financial crisis and abolishment
       of the pre-emptive right to the existing shareholders

2.     Amend the Association's Articles 4 and 18 of              Mgmt          No Action
       the banks statute according to the above Law
       and addition of provision

3.     Approve the grant of relevant authorizations              Mgmt          No Action

4.     Announcements and approvals                               Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BK CDA MONTREAL QUE                                                                Agenda Number:  701802933
--------------------------------------------------------------------------------------------------------------------------
        Security:  633067103
    Meeting Type:  AGM
    Meeting Date:  27-Feb-2009
          Ticker:
            ISIN:  CA6330671034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTIONS
       3, 4 AND 5 AND "IN FAVOR" OR 'ABSTAIN' ONLY
       FOR RESOLUTION NUMBERS 1.1-1.15 AND 2. THANK
       YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       for the FYE 31 OCT 2008 and the Auditors' report
       thereon

1.1    Elect Mr. Lawrence S. Bloomberg as a Director             Mgmt          For                            For

1.2    Elect Mr. Pierre Bourgie as a Director                    Mgmt          For                            For

1.3    Elect Mr. Andre Caille as a Director                      Mgmt          For                            For

1.4    Elect Mr. Gerard Coulombe as a Director                   Mgmt          For                            For

1.5    Elect Mr. Bernard Cyr as a Director                       Mgmt          For                            For

1.6    Elect Ms. Shirley A. Dawe as a Director                   Mgmt          For                            For

1.7    Elect Ms. Nicole Diamond-Gelinas as a Director            Mgmt          For                            For

1.8    Elect Mr. Jean Douville as a Director                     Mgmt          For                            For

1.9    Elect Mr. Marcel Dutil as a Director                      Mgmt          For                            For

1.10   Elect Mr. Jean Gaulin as a Director                       Mgmt          For                            For

1.11   Elect Mr. Paul Gobeil as a Director                       Mgmt          For                            For

1.12   Elect Ms. Louise Laflamme as a Director                   Mgmt          For                            For

1.13   Elect Ms. Roseann Runte as a Director                     Mgmt          For                            For

1.14   Elect Mr. Marc P. Tellier as a Director                   Mgmt          For                            For

1.15   Elect Mr. Louis Vachon as a Director                      Mgmt          For                            For

2.     Appoint the Auditors                                      Mgmt          For                            For

3.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: adopt, a governance rule stipulating
       that a shareholder advisory vote be held on
       the compensation policy for their executive
       officers

4.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: adopt, for the Members of the Compensation
       Committee and the External Compensation Consultants,
       the same independence policy as that governing
       the Members of the Audit Committee and the
       External Auditors

5.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: adopt, a governance rule limiting
       to 4 the number of Boards Directors can sit
       on

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BK GREECE S A                                                                      Agenda Number:  701946684
--------------------------------------------------------------------------------------------------------------------------
        Security:  X56533114
    Meeting Type:  OGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  GRS003013000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Board of Directors' and the Auditors'         Mgmt          No Action
       reports on the annual financial statements
       for the FY 2008 [i.e. 01 JAN 2008 to 31 DEC
       2008]

2.     Approve the annual financial statements for               Mgmt          No Action
       the FY 2008 [i.e. 01 JAN 2008 to 31 DEC 2008]
       and the profit distribution and cash dividend
       payment

3.     Grant discharge to the Members of the Board               Mgmt          No Action
       of Directors and the Auditors of National Bank
       of Greece and of PK Investment Services S.A.,
       which was absorbed by the Bank, from any liability
       for indemnity regarding the annual financial
       statements and management for the year 2008
       [i.e. 01 JAN 2008 to 31 DEC 2008]

4.     Approve the remuneration of the Board of Directors        Mgmt          No Action
       of the Bank and of the absorbed PK Investment
       Services S.A. for the financial year 2008 [pursuant
       to Article 24, Paragraph 2 of the Company's
       Act), determination of the Chief Executive
       Officer's, the Deputy Chief Executive Officer's
       and Non-executive Directors' remuneration until
       the Bank's AGM of 2010; the remuneration of
       the Bank's Directors for the FY 2008 in their
       capacity as Members of the Bank's Audit, corporate
       Governance Nominations, human resources remuneration
       and Risk Management Committees, and determination
       of their remuneration until the Bank's AGM
       of 2010

5.     Approve the Members of the Board of Directors',           Mgmt          No Action
       General Managers' and Managers' participation
       in the Board of Directors or in the management
       of NBG Group Company's pursuing similar or
       related business goals [as per Article 23,
       Paragraph 1 of the Company's Act and Article
       30, Paragraph 1 of the Bank's Articles of Association]

6.     Elect the Board members and announcement of               Mgmt          No Action
       a Greek State representative's appointment
       to the Board as an additional, sixteenth member
       thereof, also in accordance with the relevant
       resolution of the Bank's EGM of Shareholders
       [EGM] of 22 JAN 2009 and the provisions of
       law 3723/2008 on the enhancement of liquidity
       in the Greek economy in response to the impact
       of the international financial crisis

7.     Elect the regular and substitute Certified Auditors       Mgmt          No Action
       for the Bank's financial statements and the
       Group's consolidated financial statements,
       and determination of their remuneration, for
       2009

8.     Announcements and other approvals                         Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL EXPRESS GROUP PLC                                                                  Agenda Number:  701868044
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6374M109
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  GB0006215205
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       financial statements together with the report
       of the Auditors for the financial YE 31 DEC
       2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

3.     Declare a final dividend of 10p per share in              Mgmt          For                            For
       respect of the YE 31 DEC 2008

4.     Elect Mr. Miranda Curtis as a Director                    Mgmt          For                            For

5.     Elect Mr. Jez Maiden as a DirectorQ                       Mgmt          For                            For

6.     Re-elect Mr. Jorge Cosmen as a Director who               Mgmt          For                            For
       retires by rotation

7.     Re-elect Mr. Ray O' Toole as a Director who               Mgmt          For                            For
       retires by rotation

8.     Re-appoint Ernst & Young LLP as the Company's             Mgmt          For                            For
       Auditors for the FYE 31 DEC 2009

9.     Authorize the Directors to agree the Auditors'            Mgmt          For                            For
       remuneration

10.    Grant authority for the share capital of the              Mgmt          For                            For
       Company be increase from GBP 10 million to
       GBP 13 million by the creation of 30 million
       ordinary shares of 5p each identical and ranking
       pari passu with the existing authorized but
       unissued shares of 5p each in the capital of
       the Company

11.    Authorized the Directors of the Company to allot          Mgmt          For                            For
       relevant securities [as defined in Section
       80(2) of the Act] for the purposes of Section
       80 of the Companies Act 1985 [the Act]: up
       to an aggregate nominal amount of GBP 2,550,309
       and comprising equity securities [as defined
       in Section 94 of the Act] up to an aggregate
       nominal amount [when added to any allotments
       made under above] of GBP 5,100,619 in connection
       with or pursuant to an offer or invitation
       by way of a rights issue in favour of (i) holders
       of ordinary shares in proportion [as nearly
       ass practicable] to the respective number of
       ordinary shares held by them on the record
       date for such allotment and (ii) holders of
       any other class of equity securities entitled
       to participate therein or if the Directors
       consider it necessary, as permitted by the
       rights of those securities, but subject to
       such exclusions or other arrangements as the
       Directors may consider necessary or appropriate
       to deal with fractional entitlements, treasury
       shares, record dates or legal, regulatory or
       practical difficulties which may arise under
       the Laws of, or the requirements of any regulatory
       body or stock exchange in, any territory or
       any other matter whatsoever, these authorities
       to expire at the conclusion of the next AGM
       of the Company [or, if earlier, on 6 August
       2010] save that the Company may before such
       expiry make any offer or agreement which would
       or might require relevant securities to be
       allotted after such expiry and the Directors
       may allot relevant securities in pursuance
       of any such offer or agreement as if the authorities
       conferred hereby had not expired

S.12   Authorize the Directors empowered pursuant to             Mgmt          For                            For
       Section 95(1) of the Act to: allot equity securities
       [within the meaning of Section 94 of the Act]
       of the Company for cash pursuant to the authority
       conferred by Resolution 11 and sell relevant
       shares [as defined in Section 94(5) of the
       Act] of the Company as treasury shares [as
       provided for in Section 94(3) of the Act] [treasury
       shares] for cash [as defined in Section 162D(2)
       of the Act], as if Section 89(1) of the Act
       did not apply to any such allotment or sale,
       provided that this power shall be limited to
       the allotment of equity securities for cash
       and the sale of treasury shares: in connection
       with or pursuant to an offer or invitation
       [but in the case of the authority granted under
       Resolution 11(b), by way of rights issue only]
       in favour of (i) holders of ordinary shares
       in proportion [as nearly as practicable] to
       the respective number equity securities held
       by them on the record date for such allotment
       and (ii) holders of any other class of equity
       securities entitled to participate therein
       or if the Directors consider it necessary,
       as permitted by the rights of those securities,
       but subject to such exclusions or other arrangements
       as the Directors may deem necessary or appropriate
       to deal with fractional entitlements, treasury
       shares, record dates or legal, regulatory or
       practical difficulties which may arise under
       the Laws of, or the requirements of any regulatory
       body or stock exchange in, any territory or
       any other matter whatsoever and in the case
       of the authority granted under Resolution 11(a),
       and otherwise than pursuant to this resolution,
       up to an aggregate nominal amount of GBP 382,546,
       and shall expire at the conclusion of the next
       AGM of the Company [or, if earlier, on 6 AUG
       2010], save that the Company may before such
       expiry make any offer or enter into any agreement
       which would or might require equity securities
       to be allotted, or treasury shares to be sold,
       after such expiry and the Directors may allot
       equity securities, or sell treasury shares
       in pursuance of any such offer or agreement
       as if the power conferred hereby had not expired

S.13   Authorize the Company for the purposes of Section         Mgmt          For                            For
       166 of the Act to make market purchases [within
       the meaning of Section 163(3) of the Act] of
       the Company's ordinary shares on such terms
       as the Directors see fit subject to the following
       conditions: a) the maximum aggregate number
       of shares which may be purchased is 15,301,859
       shares representing approximately 10% of the
       issued share capital at 12 MAR 2009; b) the
       minimum price which may be paid for each share
       is 5p which amount shall be exclusive of expenses,
       if any; c) the maximum price which may be paid
       for each share is an amount not more than 5%
       above the average middle market quotations
       of the Company's shares, as based on the Daily
       Official List published by the London Stock
       Exchange Plc, for the 5 business days prior
       to the date the purchase is made; d) unless
       previously renewed, revoked or varied, this
       authority shall expire at the conclusion of
       the next AGM of the Company [or, if earlier,
       on 6 AUG 2010]; and e) under this authority
       the Company may make a contract to purchase
       shares which would or might be executed wholly
       or partly after the expiry of this authority,
       and may make purchases of shares pursuant to
       it as if this authority had not expired

14.    Authorize the Company and all Companies that              Mgmt          For                            For
       are its subsidiaries at any time during the
       period for which this resolution is effective
       to: a) make political donations to political
       parties or an independent election candidate;
       b) make political donations to political organizations
       other than political parties; and c) incur
       political expenditures in a total aggregate
       amount not exceeding GBP 100,000 during the
       period beginning with the date of this AGM
       and ending at the conclusion of the next AGM
       of the Company

S.15   Approve a general meeting of the Company [other           Mgmt          Against                        Against
       than an AGM] may be called on not less than
       14 clear days' notice




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL GRID PLC                                                                           Agenda Number:  701644569
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6375K151
    Meeting Type:  AGM
    Meeting Date:  28-Jul-2008
          Ticker:
            ISIN:  GB00B08SNH34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual reports and accounts                   Mgmt          For                            For

2.     Declare a final dividend of 21.3 pence per ordinary       Mgmt          For                            For
       share

3.     Re-elect Mr. Bob Catell as a Director                     Mgmt          For                            For

4.     Re-elect Mr. Tom King as a Director                       Mgmt          For                            For

5.     Re-elect Mr. Philip Aiken as a Director                   Mgmt          For                            For

6.     Re-elect Mr. John Allan as a Director                     Mgmt          For                            For

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditor of the Company

8.     Authorize the Directors to set the Auditors'              Mgmt          For                            For
       remuneration

9.     Approve the Directors' remuneration report                Mgmt          For                            For

10.    Authorize the Directors to issue of equity or             Mgmt          For                            For
       equity-linked securities with pre-emptive rights
       up to aggregate nominal amount of GBP 94,936,979

S.11   Grant authority for the issue of equity or equity-linked  Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 14,240,547

S.12   Authorize the Company to purchase 249,936,128             Mgmt          For                            For
       ordinary shares for Market Purchase

S.13   Adopt the new Articles of Association                     Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AMOUNT IN RESOLUTIONS 10, 11 AND 12. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 NATIXIS, PARIS                                                                              Agenda Number:  701667822
--------------------------------------------------------------------------------------------------------------------------
        Security:  F6483L100
    Meeting Type:  EGM
    Meeting Date:  29-Aug-2008
          Ticker:
            ISIN:  FR0000120685
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Authorize the Executive Committee the necessary           Mgmt          Against                        Against
       powers to increase the capital, on one or more
       occasions, in France or abroad, by a maximum
       nominal amount of EUR 4,000,000,000.00, by
       issuance, with preferred subscript ion rights
       maintained, of shares and or debt securities
       this amount shall count against the overall
       value set forth in Resolutions 2, 3 , 4, 5
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 1,500,000,000.00
       [Authority expires at the end of 26 month period]
       to take all necessary measures and accomplish
       all necessary formalities this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 22 MAY
       2008 in its Resolution number 8

2.     Authorize the Executive Committee the necessary           Mgmt          Against                        Against
       powers to increase the capital, on one or more
       occasions, in France or abroad, by a maximum
       nominal amount of EUR 4,000,000,000.00, by
       issuance, without preferred subscription rights,
       of shares and or debt securities this amount
       shall count against the overall value set forth
       in Resolution Number 2, 3, 4, 5 the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 1,500,000,000.00
       [Authority expires at the end of 26 month period]
       to take all necessary measures and accomplish
       all necessary formalities this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 22 MAY
       2008 in its Resolution number 9

3.     Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital [Authority expires
       at the end of 26 month period] this amount
       shall count against the overall value set forth
       in Resolutions 2, 3, 4, 5; to take all necessary
       measures and accomplish all necessary formalities
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders meeting of 22 MAY 2008 in its
       Resolution 11

4.     Authorize the Executive Committee in order to             Mgmt          For                            For
       increase the share capital, in one or more
       occasions and at its sole discretion, by a
       maximum nominal amount of EUR 4,000,000,000.00,
       by way of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed By-Law and under the By-Laws, by
       issuing bonus shares or raising the par value
       of existing shares, or by a combination of
       these methods; [Authority expires at the end
       of 26 month period]; to take all necessary
       measures and accomplish all necessary formalities
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders meeting of 22 MAY 2008 in its
       Resolution 12

5.     Authorize the Executive Committee to increase             Mgmt          Against                        Against
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders,
       at the same price as the initial issue, with
       in 30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue; [Authority expires at the end of 26
       month period]; to take all necessary measures
       and accomplish all necessary formalities this
       authorization supersedes the fraction unused
       of the authorization granted by the share holders
       meeting of 22 MAY 2008 in its Resolution 10

6.     Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion in favour of employees
       and corporate officers of the Company who are
       Members of a Company Savings Plan [Authority
       expires at the end of 26 month period] and
       for a nominal amount that shall not exceed
       EUR 16,000,000.00; to take all necessary measures
       and accomplish all necessary formalities the
       shareholders meeting decides to cancel the
       shareholders preferential subscription rights
       in favour of employees and Corporate Officers
       of the Company who are Members of a Company
       Savings Plan this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

7.     Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By-Law




--------------------------------------------------------------------------------------------------------------------------
 NATIXIS, PARIS                                                                              Agenda Number:  701894633
--------------------------------------------------------------------------------------------------------------------------
        Security:  F6483L100
    Meeting Type:  MIX
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  FR0000120685
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       2008 FY

O.2    Approve the consolidated accounts for the 2008            Mgmt          For                            For
       FY

O.3    Approve the distribution of Profit                        Mgmt          For                            For

O.4    Approve the agreements and transactions referred          Mgmt          For                            For
       to in Articles L.225-86 of the Commercial Code

O.5    Ratify two regulated agreements                           Mgmt          For                            For

O.6    Ratify two regulated agreements                           Mgmt          For                            For

O.7    Ratify the appointment of Mr. Olivier Klein               Mgmt          For                            For
       as Member of the Supervisory Board

O.8    Ratify the appointment of Mr. Fran ois Perol              Mgmt          For                            For
       as Member of the Supervisory Board

O.9    Ratify the appointment as provisionally Mr.               Mgmt          For                            For
       Luigi Maranzana as observer of the Supervisory
       Board

E.10   Approve the modification of the Company method            Mgmt          For                            For
       of administration and management by establishing
       a Board of Directors

E.11   Adopt the new updated statutes                            Mgmt          For                            For

E.12   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by cancellation of purchased
       shares pursuant a share buyback program

E.13   Authorize the Board of Directors to decide a              Mgmt          Against                        Against
       capital share increase, through the issue -
       with maintenance of preferential subscription
       rights - of shares and / or securities giving
       access to the Company capital and / or the
       issuance of securities giving right to the
       allocation of debt securities

E.14   Authorize the Board of Directors to decide a              Mgmt          Against                        Against
       capital share increase, through the issue -
       without preferential subscription rights -
       of shares and / or securities giving access
       to the Company  capital and / or the issuance
       of securities giving right to the allocation
       of debt securities

E.15   Authorize the Board of Directors to issue shares          Mgmt          Against                        Against
       or securities giving access to capital without
       the preferential subscription right in consideration
       of contributions in kind relating to equity
       securities or securities giving access to capital

E.16   Authorize the Board of Directors to decide a              Mgmt          For                            For
       capital share increase by incorporation of
       premiums, reserves, profits or others

E.17   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued in case
       of capital increase with or without preferential
       subscription right

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       share capital by issuing of shares or securities
       giving access to capital reserved for Members
       of Saving Plan with suppression of preferential
       subscription right referred to in Article L.
       225-129-6 of the Commercial Code

O.19   Appoint Mr. Fran ois Perol as a Board Member              Mgmt          Against                        Against

O.20   Appoint Mr. Banque Federale des Banques Populaires,       Mgmt          Against                        Against
       represented by Mr. Philippe Queuille, as a
       Board Member

O.21   Appoint National Savings Bank, represented by             Mgmt          Against                        Against
       Mr. Alain Lemaire, as Board Member

O.22   Appoint Mr. Vincent Bollore as Board Member               Mgmt          For                            For

O.23   Appoint Mr. Jean Clochet as a Board Member                Mgmt          Against                        Against

O.24   Appoint Mr. Jean-Claude Crequit as Board Member           Mgmt          Against                        Against

O.25   Appoint Mr. Steve Gentili as Board Member                 Mgmt          Against                        Against

O.26   Appoint Mr. Francis Henry as Board Member                 Mgmt          Against                        Against

O.27   Appoint Mr. Mr. Bernard Jeannin as Board Member           Mgmt          Against                        Against

O.28   Appoint Mr. Olivier Klein as Board Member                 Mgmt          Against                        Against

O.29   Appoint Mr. Yvan de La Porte du Theil as Board            Mgmt          Against                        Against
       Member

O.30   Appoint Mr. Jean-Charles Naouri as Board Member           Mgmt          For                            For

O.31   Appoint Mr. Didier Patault as Board Member                Mgmt          Against                        Against

O.32   Appoint Mr. Henri Proglio as Board Member                 Mgmt          For                            For

O.33   Appoint Mr. Philippe Sueur as Board Member                Mgmt          Against                        Against

O.34   Appoint Mr. Jean-Louis Tourret as Board Member            Mgmt          Against                        Against

O.35   Appoint Mr. Robert Zolade as Board Member                 Mgmt          For                            For

O.36   Appoint Mr. Luigi Maranzana as Board Member               Mgmt          For                            For

O.37   Appoint an observer; name will be indicated               Mgmt          For                            For
       in the assembly

O.38   Approve the attendance allowances fixed                   Mgmt          For                            For

O.39   Approve the intervention by the Company on the            Mgmt          Against                        Against
       market of its own shares

O.40   Powers of formalities                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NCC AB                                                                                      Agenda Number:  701836287
--------------------------------------------------------------------------------------------------------------------------
        Security:  W5691F104
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  SE0000117970
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Election of Mr. Tomas Billing as the Chairman             Non-Voting    No vote
       of the meeting

3.     Preparation and approval of the list of shareholders      Non-Voting    No vote
       entitled to vote at the meeting

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election of 2 Officers, in addition to the Chairman,      Non-Voting    No vote
       to verify the minutes

6.     Determination of whether the meeting has been             Non-Voting    No vote
       duly convened

7.     Presentation of the annual report and the Auditors'       Non-Voting    No vote
       report, and the consolidated financial report
       and the Auditors' report on the consolidated
       financial report

8.     Address by the President and any questions related        Non-Voting    No vote
       to this address, as well as the Chairman of
       the Board's account of the work conducted by
       the Board

9.     Adopt the income statement and the balance sheet          Mgmt          For                            For
       and the consolidated income statement and the
       consolidated balance sheet

10.    Approve a dividend of SEK 4.00 per share for              Mgmt          For                            For
       the FY 2008; the record date for the dividend
       be 14 APR 2009; if the meeting approves the
       proposal, it is estimated that dividends will
       be distributed from Euroclear Sweden AB on
       17 APR 2009

11.    Grant discharge of the Board of Directors and             Mgmt          For                            For
       the President from personal liability for their
       administration during the FY 2008

12.    Approve the number of Members of the Board be             Mgmt          For                            For
       6

13.    Approve to pay the Directors fees in a total              Mgmt          For                            For
       of SEK 2,535,000, with the Chairman of the
       Board receiving SEK 575,000, the Deputy Chairman
       of the Board receiving SEK 460,000 and each
       other Member who is not employed by the Company
       receiving SEK 375,000; the Auditors will be
       remunerated in return for approved invoices

14.    Re-elect Messrs. Antonia Ax:son Johnson, Tomas            Mgmt          For                            For
       Billing, Ulf Holmlund, Ulla Litzen, Fredrik
       Lundberg, and Marcus Storch to the Board of
       Directors, with Mr. Tomas Billing as the Chairman
       of the Board

15.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       re-elect Messrs. Viveca Ax:son Johnson, , Mats
       Lagerqvist, and Ulf Lundahl as the Members
       of the Nomination Committee; and elect Mr.
       Viveca Ax:son Johnson as the Chairman of the
       Nomination Committee

16.    Approve the specified guidelines for determining          Mgmt          For                            For
       the salary and other remuneration paid to the
       President and other Members of Company Management
       that were adopted at the 2008 AGM shall continue
       to apply in all essential respects

17.    Authorize the Board to make decisions, on 1               Mgmt          For                            For
       or more occasions prior to the next AGM, regarding
       the acquisition of Series A or B shares, subject
       to the limitation that the Company's holding
       of treasury shares at no time may exceed 10%
       of the total number of shares in the Company;
       the shares shall be purchased on the NASDAQ
       OMX Stockholm at a price per share that is
       within the registered span of share prices
       at the particular time

18.    Amend Section 12 of the Articles of Association           Mgmt          For                            For
       conditional upon an amendment of the rules
       for notifying General Meeting of shareholders
       in the Swedish Companies Act [SFS 2005:551]
       coming into effect, as specified

19.    Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NEC CAPITAL SOLUTIONS LIMITED                                                               Agenda Number:  701991045
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4887L103
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3164740007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Allow Board to
       Make Rules Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NEC CORPORATION                                                                             Agenda Number:  701977348
--------------------------------------------------------------------------------------------------------------------------
        Security:  J48818124
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2009
          Ticker:
            ISIN:  JP3733000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Reduction of Legal Capital Surplus and Legal              Mgmt          For                            For
       Retained Earnings and Appropriation of Surplus

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NEC ELECTRONICS CORPORATION                                                                 Agenda Number:  701991526
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4881U109
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3164720009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Adopt Restriction
       to the   Rights for Odd-Lot Shares, Allow Use
       of Treasury Shares for Odd-Lot Purchases

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NEPTUNE ORIENT LINES LTD                                                                    Agenda Number:  701865238
--------------------------------------------------------------------------------------------------------------------------
        Security:  V67005120
    Meeting Type:  OGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  SG1F90001388
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       accounts for the FYE 26 DEC 2008 and the Auditors'
       report thereon

2.     Approve the declaration of a final tax exempt             Mgmt          For                            For
       [1-tier] dividend of 4.00 Singapore cents per
       share for the FYE 26 DEC 2008

3.     Approve the payments to Non-Executive Director            Mgmt          For                            For
       of SGD 1,750,000 as the Directors' fees for
       the FYE 25 DEC 2009

4.     Re-elect Mr. Peter Wagner as a Director, who              Mgmt          For                            For
       retires pursuant to Article 97 of the Company's
       Articles of Association

5.     Re-elect Dr. Friedbert Malt as a Director, who            Mgmt          For                            For
       retires pursuant to Article 97 of the Company's
       Articles of Association

6.     Re-elect Mr. James Connal Scotland Rankin as              Mgmt          For                            For
       a Director, who retires pursuant to Article
       97 of the Company's Articles of Association

7.     Re-elect Mr. Bobby Chin Yoke Choong as a Director,        Mgmt          For                            For
       who retires pursuant to Article 97 of the Company's
       Articles of Association

8.     Re-elect Mr. Ronald Dean Widdows as a Board               Mgmt          For                            For
       of Director, who retires pursuant to Article
       102 of the Company's Articles of Association

9.     Re-elect Mr. Boon Swan Foo as a Board of Director,        Mgmt          For                            For
       who retires pursuant to Article 102 of the
       Company's Articles of Association

10.    Re-appoint Messrs. Ernst & Young LLP as the               Mgmt          For                            For
       Company's Auditors and authorize the Directors
       to fix their remuneration

11.    Approve the renewal of the mandate for the Directors      Mgmt          Against                        Against
       to allot and issue shares subject to the limits
       as specified

12.    Authorize the Directors to offer and grant options        Mgmt          For                            For
       and/or awards, and to allot and issue shares,
       pursuant to the provisions of the NOL Share
       Option Plan and the NOL Performance Share Plan
       2004, subject to limits as specified

13.    Approve the renewal of the share purchase mandate         Mgmt          For                            For

14.    Approve the renewal of the mandate for Interested         Mgmt          For                            For
       Person Transactions

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NESTE OIL                                                                                   Agenda Number:  701842610
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5688A109
    Meeting Type:  AGM
    Meeting Date:  03-Apr-2009
          Ticker:
            ISIN:  FI0009013296
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Matters of order for the meeting                          Non-Voting    No vote

3.     Selection of the examiners of the minutes and             Non-Voting    No vote
       ballots

4.     Establishing that the meeting is competent and            Non-Voting    No vote
       forms a quorum

5.     Confirmation of shareholders present and the              Non-Voting    No vote
       voting list

6.     Presentation of the Financial Statements for              Non-Voting    No vote
       2008, including also the Consolidated Financial
       Statements, the Review by the Board of Directors,
       the Auditor's Report, and the Statement of
       the Supervisory Board - Review by the President
       & CEO

7.     Adopt the financial statements including and              Mgmt          For                            For
       the consolidated financial statements

8.     Approve the use of the profit shown in the balance        Mgmt          For                            For
       sheet and to pay a dividend of EUR 0.80 per
       share

9.     Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board and the Board of Directors, the President
       and Chief Executive Officer from liability

10.    Approve the remuneration to be paid to the Members        Mgmt          For                            For
       of the Supervisory Board

11.    Approve the number of Members of the Supervisory          Mgmt          For                            For
       Board

12.    Elect the Chairman, the Vice Chairman, and the            Mgmt          For                            For
       Members of the Supervisory Board

13.    Approve the remuneration paid to the Chairman             Mgmt          For                            For
       of the Board of Directors, the Vice Chairman,
       and Board Members for the term of office lasting
       until the conclusion of the next AGM shall
       remain unchanged, in other words that the Chairman
       shall receive EUR 66,000 a year, the Vice Chairman
       EUR 49,200 a year, and other members EUR 35,400
       a year each, in addition, an attendance payment
       of EUR 600 per meeting shall be made to Board
       Members attending meetings of the Board and
       its Committees, and Members' expenses reimbursed
       in accordance with the Company's travel policy,
       the attendance payment shall be doubled, to
       EUR 1,200 per meeting, for Members of the Board
       living outside Finland

14.    Approve the number of Board of Directors as               Mgmt          For                            For
       8

15.    Re-elect Messrs. Timo Peltola, Mikael von Frenckell,      Mgmt          For                            For
       Michiel Boersma, Ainomaija Haarla, Nina Linander,
       Markku Tapio, and Maarit Toivanen-Koivisto
       as the Members of the Board of Directors to
       sit until the next AGM and elect Mr. Hannu
       Ryopponen as a new Member; and elect Mr. Timo
       Peltola as the Chairman and Mr. Mikael Von
       Frenckell as Vice Chairman

16.    Approve to pay the Auditor's costs as invoiced            Mgmt          For                            For
       and approved by the Company

17.    Re-elect Ernst & Young OY as the Company's Auditor,       Mgmt          Against                        Against
       with Anna-Maija Simola, Authorized Public Accountant,
       as the main responsible Auditor, the term of
       Office shall end at the conclusion of the next
       AGM

18.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       appoint a Nomination Committee to prepare proposals
       covering the Members of the Board of Directors
       and the remuneration payable to Board Members
       for consideration by the following AGM, the
       Nomination Committee shall comprise representatives
       of the Company's 3 largest shareholders and
       shall also include, as expert Members, the
       Chairman of the Board, together with 1 Member
       elected by the Board from among its Members
       unaffiliated with any of the Company's major
       shareholders, the right to appoint the shareholder
       representatives on the Committee shall lie
       with the three shareholders holding the largest
       number of votes associated with all the Company's
       shares on the second day of November preceding
       the AGM, in the event that a shareholder does
       not wish to exercise his right to appoint a
       Member, this right shall be transferred to
       the next largest shareholder, the Company's
       largest shareholders shall be determined on
       the basis of ownership information registered
       with the book-entry securities system, with
       the proviso that the holdings of a shareholder,
       held in a number of separate funds, for example,
       and who is required under the Securities Markets
       Act, as part of the flagging requirement, to
       notify the authorities of changes in the size
       of his holdings, shall be combined and treated
       as a single holding if the shareholder concerned
       informs the Company's Board of Directors of
       his wish that this should be done in writing
       by 30 OCT 2009 at the latest; the Chairman
       of the Company's Board of Directors shall convene
       the Committee, and the Committee's Members
       shall appoint a Chairman from among themselves,
       the Nomination Committee shall present their
       proposal to the Company's Board of Directors
       by 01 FEB prior to the AGM at the latest

19.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve to call for an end to the use of palm
       oil

20.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD DEV LTD                                                                           Agenda Number:  701955467
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y63084126
    Meeting Type:  EGM
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  HK0017000149
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the Sale and Purchase Agreement dated             Mgmt          For                            For
       30 APR 2009 entered into between New World
       China Property Limited and Guilherme Holdings
       [Hong Kong] Limited [the "Sale and Purchase
       Agreement"] [a copy of the Sale and Purchase
       Agreement marked "A" has been produced to the
       Meeting and signed by the Chairman of the Meeting
       for the purpose of identification] relating
       to [i] the acquisition of a 52.5% equity interest
       in [Shanghai Trio Property Development Company
       Ltd] by New World China Property Limited from
       Guilherme Holdings [Hong Kong] Limited; and
       [ii] the disposal of a 50% equity interest
       in [Shanghai Juyi Real Estate Development Company
       Ltd] by New World China Property Limited to
       Guilherme Holdings [Hong Kong] Limited, [b]
       authorize any 1 Director of the Company for
       and on behalf of the Company to take all steps
       necessary or expedient in his/her opinion to
       implement and/or give effect to the terms of
       the Sale and Purchase Agreement and all transactions
       contemplated there under and all other matters
       incidental thereto or in connection therewith;
       and [c] and to execute all such documents,
       instruments and agreements and to do all such
       acts or things incidental to, ancillary to
       or in connection with the matters contemplated
       under the Sale and Purchase Agreement




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD DEVELOPMENT CO LTD                                                                Agenda Number:  701756768
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y63084126
    Meeting Type:  AGM
    Meeting Date:  02-Dec-2008
          Ticker:
            ISIN:  HK0017000149
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve and adopt the audited statement of accounts       Mgmt          For                            For
       and the reports of the Directors and the Independent
       Auditors for the YE 30 JUN 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.i    Re-elect Dato' Dr. Cheng Yu-Tung as a Director            Mgmt          For                            For

3.ii   Re-elect Dr. Sin Wai-Kin, David as a Director             Mgmt          For                            For

3.iii  Re-elect Mr. Liang Chong-Hou, David as a Director         Mgmt          For                            For

3.iv   Re-elect Mr. Yeung Ping-Leung, Howard as a Director       Mgmt          For                            For

3.v    Approve to note the retirement of Lord Sandberg,          Mgmt          For                            For
       Michael as Director and not to fill up the
       vacancy of Director

3.vi   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Joint Auditors and authorize               Mgmt          For                            For
       the Directors to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 1.00 each in the capital of the
       Company, during the relevant period, on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or any other stock exchange on which
       the securities of the Company may be listed
       and recognized by the Securities and Futures
       Commission of the Hong Kong and the Stock Exchange
       on share repurchases for such purposes, subject
       to and in connection with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       of HKD 1.00 each in the capital of the Company
       and to make or grant offers, agreements and
       options [including bonds, warrants and debentures
       convertible into shares of the Company] during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company, otherwise
       than pursuant to i) a rights issue; or ii)
       an issue of shares as scrip dividends pursuant
       to the Articles of the Association of the Company
       from time to time; or iii) an issue of shares
       under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the employees of the Company and/or
       any of its subsidiaries of shares or rights
       to acquire shares of the Company; or iv) an
       issue of shares upon conversion by the bondholders
       of their bonds into shares of the Company in
       accordance with the terms and conditions of
       an issue of convertible guaranteed bonds by
       a special purpose subsidiary wholly owned by
       the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

7.     Approve, subject to the passing of Resolutions            Mgmt          For                            For
       5 and 6 as specified, to extend the general
       mandate granted to the Directors to allot,
       issue and deal with the additional shares pursuant
       to Resolution 6 as specified, by the addition
       thereto of an amount representing the aggregate
       nominal amount of the shares in the capital
       of the Company repurchased by the Company under
       authority granted pursuant to Resolution 5,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD DEVELOPMENT CO LTD                                                                Agenda Number:  701785997
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y63084126
    Meeting Type:  EGM
    Meeting Date:  31-Dec-2008
          Ticker:
            ISIN:  HK0017000149
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

1.     Approve and ratify, the sale and purchase agreement       Mgmt          For                            For
       dated 03 DEC 2008 entered into among i) New
       World China Land Limited; ii) New World Development
       [China] Limited; iii) New World China Property
       Limited; iv) Mr. Doo Wai-Hoi, William; v) Stanley
       Enterprises Limited; vi) Grand China Enterprises
       Limited; and vii) Golden Wealth Investment
       Limited [the Agreement] [as specified] relating
       to the acquisitions by New World China Land
       Limited [through its wholly-owned subsidiaries]
       of additional interests in Ramada Property
       Ltd., Faith Yard Property Limited, Fortune
       Star Worldwide Limited and [Shanghai New World
       Huai Hai Property Development Co., Ltd.,] and
       the disposal by New World China Land Limited
       [through its wholly-owned subsidiary or itself]
       of interests in [Shanghai Juyi Real Estate
       Development Co., Ltd.,] and [Shanghai New World
       Shangxian Lane Development Ltd.,] and the transactions
       contemplated there under; and authorize any
       1 Director of the Company for and on behalf
       of the Company, to take all steps necessary
       or expedient in his/her opinion to implement
       and/or give effect to the terms of the Agreement
       and all transactions contemplated there under
       and all other matters incidental thereto or
       in connection therewith; and to execute all
       such documents, instruments and agreements
       and to do all such acts or things incidental
       to, ancillary to or in connection with the
       matters contemplated under the Agreement

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NEXANS, PARIS                                                                               Agenda Number:  701922103
--------------------------------------------------------------------------------------------------------------------------
        Security:  F65277109
    Meeting Type:  MIX
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  FR0000044448
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE on 31 DEC 2008; Management report; grant
       discharge to the Board Members

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       on 31 DEC 2008

O.3    Approve the distribution of profits and determine         Mgmt          For                            For
       the dividend

O.4    Approve the agreements referred to in Article             Mgmt          For                            For
       L.225-38 of the Commercial Code

O.5    Approve the regulated commitments made in favor           Mgmt          For                            For
       of Frederic Vincent as Chairman-General Manager

O.6    Approve the attendance allowances to the Board            Mgmt          For                            For
       of Directors

O.7    Ratify the transfer of the headquarters                   Mgmt          For                            For

O.8    Appoint temporary and permanent Statutory Auditors        Mgmt          For                            For

O.9    Authorize the Board of Directors in order to              Mgmt          For                            For
       operate on the Company's shares

E.10   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by cancellation of treasury shares

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, by issuing common shares
       with maintenance of preferential subscription
       rights

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital by issuing-without preferential
       subscription rights-securities representing
       claims access to the Company's capital, subjected
       to a common ceiling of EUR 4 million into nominal
       with the 13th resolution

E.13   Authorize the Board of Directors to issue shares,         Mgmt          For                            For
       securities or securities giving access to capital
       in case of a public offer exchange initiated
       by the Company on its own securities or securities
       of another Company, subjected to a common ceiling
       of EUR 4 million into nominal with the 12th
       resolution

E.14   Authorize the Board of Directors to decide on             Mgmt          For                            For
       the increase of the number of securities to
       be issued in case of capital increase with
       or without preferential subscription rights
       within the limits set in the ceiling of 11th,
       12th and 13th resolutions

E.15   Approve the possibility to issue common shares            Mgmt          For                            For
       or securities giving access to capital, limited
       to 5% of the share capital in compensation
       of contributions in kind relating to equity
       securities or securities giving access to capital

E.16   Approve the delegation of competence to the               Mgmt          For                            For
       Board of Directors to decide a capital increase
       by incorporation of premiums, reserves or benefits

E.17   Authorize the Board of Directors to decide on             Mgmt          For                            For
       the increase of the share capital by issuing
       shares or securities giving access to capital
       reserved for Savings Plans' Members with cancellation
       of preferential subscription rights to these
       remaining within the limits of EUR 400,000

E.18   Authorize the Board of Directors in order to              Mgmt          For                            For
       grant options to subscribe or purchase shares
       in the limit of EUR 400,000

O.19   Grant powers for formalities                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEXEN INC                                                                                   Agenda Number:  701852685
--------------------------------------------------------------------------------------------------------------------------
        Security:  65334H102
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  CA65334H1029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "ABSTAIN " ONLY FOR RESOLUTION
       NUMBERS UNDER 1 AND 2. THANK YOU.

       Receive the audited consolidated financial statements     Non-Voting    No vote
       for the YE 31 DEC 2008 and the Auditor's report
       on those statements

1.1    Elect Mr. W.B. Berry as a Director to hold office         Mgmt          Against                        Against
       for the following year

1.2    Elect Mr. R.G. Bertram as a Director to hold              Mgmt          For                            For
       office for the following year

1.3    Elect Mr. D.G. Flanagan as a Director to hold             Mgmt          For                            For
       office for the following year

1.4    Elect Mr. S.B. Jackson as a Director to hold              Mgmt          For                            For
       office for the following year

1.5    Elect Mr. K.J. Jenkins as a Director to hold              Mgmt          For                            For
       office for the following year

1.6    Elect Mr. A.A. McLellan as a Director to hold             Mgmt          For                            For
       office for the following year

1.7    Elect Mr. E.P. Newell as a Director to hold               Mgmt          For                            For
       office for the following year

1.8    Elect Mr. T.C. O'Neill as a Director to hold              Mgmt          For                            For
       office for the following year

1.9    Elect Mr. M.F. Romanow as a Director to hold              Mgmt          For                            For
       office for the following year

1.10   Elect Mr. F.M. Saville as a Director to hold              Mgmt          For                            For
       office for the following year

1.11   Elect Mr. J.M. Willson as a Director to hold              Mgmt          For                            For
       office for the following year

1.12   Elect Mr. V.J. Zaleschuk as a Director to hold            Mgmt          For                            For
       office for the following year

2.     Appoint Deloitte & Touche LLP as the Independent          Mgmt          For                            For
       Auditors for 2009 and authorize the Audit and
       Conduct Review Committee to fix their pay

3.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NEXFOR INC                                                                                  Agenda Number:  701865151
--------------------------------------------------------------------------------------------------------------------------
        Security:  65548P106
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  CA65548P1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTIONS
       3 AND 4 AND "IN FAVOR" OR ''ABSTAIN" ONLY FOR
       RESOLUTION NUMBERS 1.1 TO 1.9 AND 2. THANK
       YOU.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU

1.1    Elect Mr. Jack L. Cockwell as a Director                  Mgmt          For                            For

1.2    Elect Mr. Dian N. Cohen as a Director                     Mgmt          For                            For

1.3    Elect Mr. Pierre Dupuis as a Director                     Mgmt          For                            For

1.4    Elect Mr. Gordon E. Forward as a Director                 Mgmt          For                            For

1.5    Elect Mr. Dominic Gammiero as a Director                  Mgmt          For                            For

1.6    Elect Mr. Robert J. Harding as a Director                 Mgmt          For                            For

1.7    Elect Mr. Neville W. Kirchmann as a Director              Mgmt          For                            For

1.8    Elect Mr. Margot E. Northey as a Director                 Mgmt          For                            For

1.9    Elect Mr. J. Barrie Shineton as a Director                Mgmt          For                            For

2.     Appoint KMPG LLP as the Auditors of the Corporation       Mgmt          For                            For
       and authorize the Directors to fix their remuneration

3.     Amend the Norbord Inc Stock Option Plan to increase       Mgmt          For                            For
       the maximum number of common shares that may
       be issued there under from 10 million to 20
       million

S.4    Amend the Corporation's restated Articles of              Mgmt          For                            For
       Incorporation to consolidate its issued and
       outstanding common shares on the basis of one
       post-consolidated common share for each 10
       pre-consolidated common shares




--------------------------------------------------------------------------------------------------------------------------
 NEXITY, PARIS                                                                               Agenda Number:  701887626
--------------------------------------------------------------------------------------------------------------------------
        Security:  F6527B126
    Meeting Type:  MIX
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  FR0010112524
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the financial statements and grant discharge      Mgmt          For                            For
       the Directors

O.2    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 1.50 per share

O.3    Approve to accept the consolidated financial              Mgmt          For                            For
       statements and statutory reports

O.4    Approve the Auditors' special report regarding            Mgmt          Abstain                        Against
       related-party transactions

O.5    Approve the transactions with CNCE or its subsidiaries    Mgmt          For                            For

O.6    Approve the transactions with Mr. Alain Dinin             Mgmt          For                            For
       regarding severance payment

O.7    Approve the transaction with Mr. Herve Denize             Mgmt          For                            For
       regarding severance payment

O.8    Ratify the appointment of Mr. Bernard Comolet             Mgmt          For                            For
       as a Director

O.9    Ratify the appointment of Mr. Alain Lemaire               Mgmt          Against                        Against
       as a Director

O.10   Re-elect Mr. Caisse Des Depots Et Consignations           Mgmt          For                            For
       as a Director

O.11   Re-elect Mr. Martine Carette as a Director                Mgmt          For                            For

O.12   Ratify the Conseil Audit Synthese as the Auditor          Mgmt          For                            For

O.13   Re-appoint Mr. Yves Canac as the Alternate Auditor        Mgmt          For                            For

O.14   Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       issued share capital

E.15   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.16   Grant authority up to 1% of issued capital for            Mgmt          For                            For
       use in Restricted Stock Plan

E.17   Grant authority for filing of required documents/other    Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 NEXT                                                                                        Agenda Number:  701911807
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6500M106
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  GB0032089863
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditors

2.     Receive the remuneration report                           Mgmt          For                            For

3.     Declare a final ordinary dividend of 37p per              Mgmt          For                            For
       share

4.     Re-elect Mr. Christos Angelides as a Director             Mgmt          For                            For

5.     Re-elect Mr. John Barton as a Director                    Mgmt          For                            For

6.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For
       and authorize the Directors to set their remuneration

7.     Approve the next 2009 Share Save Plan                     Mgmt          For                            For

8.     Approve the Next Risk Reward Investment Plan              Mgmt          For                            For

9.     Grant authority to allot shares                           Mgmt          Against                        Against

S.10   Grant authority to disapply pre-emption rights            Mgmt          For                            For

S.11   Grant authority for on market purchase of own             Mgmt          For                            For
       shares

S.12   Grant authority to enter into Programme Agreements        Mgmt          For                            For
       with each of Goldman Sachs International UBS
       AG Deutsche Bank AG and Barclays Bank Plc

S.13   Grant authority for the calling of general meeting        Mgmt          Against                        Against
       other than AGM on 14 clear days notice




--------------------------------------------------------------------------------------------------------------------------
 NGK INSULATORS,LTD.                                                                         Agenda Number:  701997922
--------------------------------------------------------------------------------------------------------------------------
        Security:  J49076110
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3695200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NGK SPARK PLUG CO.,LTD.                                                                     Agenda Number:  701997326
--------------------------------------------------------------------------------------------------------------------------
        Security:  J49119100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3738600000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIDEC CORPORATION                                                                           Agenda Number:  701990841
--------------------------------------------------------------------------------------------------------------------------
        Security:  J52968104
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3734800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIKON CORPORATION                                                                           Agenda Number:  701990954
--------------------------------------------------------------------------------------------------------------------------
        Security:  654111103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3657400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6.     Amount and Details of Compensation Concerning             Mgmt          For                            For
       Stock Acquisition Rights as Stock Compensation-type
       Stock Options for Directors




--------------------------------------------------------------------------------------------------------------------------
 NINTENDO CO.,LTD.                                                                           Agenda Number:  701988048
--------------------------------------------------------------------------------------------------------------------------
        Security:  J51699106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3756600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON ELECTRIC GLASS CO.,LTD.                                                              Agenda Number:  701988858
--------------------------------------------------------------------------------------------------------------------------
        Security:  J53247110
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3733400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

4.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Payment of Bonuses to Directors                   Mgmt          Against                        Against

6      Continuous Introduction of the Policy regarding           Mgmt          Against                        Against
       Large Purchase of the         Company's Shares
       ( Defense against Acquisition )




--------------------------------------------------------------------------------------------------------------------------
 NIPPON EXPRESS CO.,LTD.                                                                     Agenda Number:  701991071
--------------------------------------------------------------------------------------------------------------------------
        Security:  J53376117
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3729400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON MEAT PACKERS,INC.                                                                    Agenda Number:  702009805
--------------------------------------------------------------------------------------------------------------------------
        Security:  J54752142
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3743000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Renewal of Anti-Takeover Defense Measures         Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NIPPON MINING HOLDINGS,INC.                                                                 Agenda Number:  701982539
--------------------------------------------------------------------------------------------------------------------------
        Security:  J54824107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3379550001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON OIL CORPORATION                                                                      Agenda Number:  701982135
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5484F100
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3679700009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the other Updated Laws and Regulations,
       Adopt Reduction of Liability System for Outside
       Directors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON PAPER GROUP, INC.                                                                    Agenda Number:  701990726
--------------------------------------------------------------------------------------------------------------------------
        Security:  J56354103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3754300006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.     Revision of a Plan against Large-Scale Purchase           Mgmt          Against                        Against
       of the Company's Shares ( Takeover Defense
       Measures )




--------------------------------------------------------------------------------------------------------------------------
 NIPPON SHEET GLASS COMPANY,LIMITED                                                          Agenda Number:  702003500
--------------------------------------------------------------------------------------------------------------------------
        Security:  J55655120
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3686800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Establish Articles Related             Mgmt          For                            For
       to Class A Preferred Shares and Class Shareholders
       Meetings, Approve Minor Revisions Related to
       Dematerialization of Shares and the Other Updated
       Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON STEEL CORPORATION                                                                    Agenda Number:  701982541
--------------------------------------------------------------------------------------------------------------------------
        Security:  J55999122
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3381000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON STEEL TRADING CO.,LTD.                                                               Agenda Number:  701988579
--------------------------------------------------------------------------------------------------------------------------
        Security:  J58332107
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3681000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Repurchase of Class B Shares                      Mgmt          For                            For

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Reduce Authorized
       Capital  to 233M shs. due to Retirement of
       Class B Shares, Adopt Reduction of
       Liability System for Outside Auditors

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

6      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NIPPON TELEGRAPH AND TELEPHONE CORPORATION                                                  Agenda Number:  701982313
--------------------------------------------------------------------------------------------------------------------------
        Security:  J59396101
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3735400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON TELEVISION NETWORK CORPORATION                                                       Agenda Number:  701994267
--------------------------------------------------------------------------------------------------------------------------
        Security:  J56171101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3732200005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3      Allow Board to Authorize Use of Free Share Purchase       Mgmt          Against                        Against
       Warrants as Anti-Takeover Defense Measure

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

4.16   Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 NIPPON YUSEN KABUSHIKI KAISHA                                                               Agenda Number:  701982286
--------------------------------------------------------------------------------------------------------------------------
        Security:  J56515133
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3753000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NIPPONKOA INSURANCE COMPANY,LIMITED                                                         Agenda Number:  701982654
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5428G115
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3693200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NISSAN MOTOR CO.,LTD.                                                                       Agenda Number:  701984951
--------------------------------------------------------------------------------------------------------------------------
        Security:  J57160129
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3672400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NISSHIN SEIFUN GROUP INC.                                                                   Agenda Number:  701984723
--------------------------------------------------------------------------------------------------------------------------
        Security:  J57633109
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3676800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Directors

6.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options

7.     Renewal of the Resolution to Approve Gratis               Mgmt          Against                        Against
       Allotment of Stock Acquisition Rights for Securing
       and Improving Corporate Value of the Company
       and the Common Interests of the Shareholders




--------------------------------------------------------------------------------------------------------------------------
 NISSHIN STEEL CO.,LTD.                                                                      Agenda Number:  701982147
--------------------------------------------------------------------------------------------------------------------------
        Security:  J57805103
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3676000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Directors and Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 NITTO DENKO CORPORATION                                                                     Agenda Number:  701977398
--------------------------------------------------------------------------------------------------------------------------
        Security:  J58472119
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3684000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Directors                   Mgmt          Against                        Against

3.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

5.     Determination of the amount of compensation               Mgmt          For                            For
       provided as stock options to Directors and
       related details




--------------------------------------------------------------------------------------------------------------------------
 NOBLE GROUP LTD                                                                             Agenda Number:  701723149
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6542T119
    Meeting Type:  EGM
    Meeting Date:  27-Oct-2008
          Ticker:
            ISIN:  BMG6542T1190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU                Non-Voting    No vote

S.1    Amend the Bye-laws 1, 3(1), 3(2), 12(2), 22,              Mgmt          For                            For
       48(1), 48(5), 116, 149, 167(2) and 168 and
       new Bye-laws 3(4), 12(1A), 55A and 167(3) to
       be inserted as specified and authorize the
       Directors of the Company and any of them to
       take any step and action or to execute any
       document or instrument necessary or desirable
       to implement and give effect to the aforesaid
       proposed alterations to the Bye-laws

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE AND CONSERVATIVE CUT-OFF
       DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NOBLE GROUP LTD                                                                             Agenda Number:  701880393
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6542T119
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  BMG6542T1190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the statements of account               Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the FYE 31 DEC 2008

2.     Declare a final dividend of US 4.4cents per               Mgmt          For                            For
       share for the YE 31 DEC 2008

3.     Re-elect Mr. Edward Walter Rubin as a Director            Mgmt          For                            For
       who retires pursuant to Bye-Law 86(1), as a
       Director

4.     Re-elect Mr. Ambassador Burton Levin as a Director        Mgmt          For                            For
       who retires pursuant to Bye-Law 86(1), as a
       Director

5.     Re-elect Mr. Iain Ferguson Bruce as a Director            Mgmt          For                            For
       who retires pursuant to Bye-Law 86(1), as a
       Director

6.     Re-elect Mr. Milton M. Au as a Director who               Mgmt          For                            For
       retires pursuant to Bye-Law 86(1), as a Director

7.     Re-elect Mr. Ricardo Leimann as a Director who            Mgmt          For                            For
       retires pursuant to Bye-Law 85(2), as a Director

8.     Approve the Directors' fees for the YE 31 DEC             Mgmt          For                            For
       2008

9.     Re-appoint Messrs. Ernst & Young as the Company's         Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

       Transact any other business                               Non-Voting    No vote

10.    Authorize the Directors of the Company to issue           Mgmt          For                            For
       ordinary shares of HKD 0.25 in the capital
       of the Company [shares] whether by way of rights,
       bonus or otherwise; and/or make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       or exchangeable into shares, at any time and
       upon such terms and conditions and for such
       purposes and to such persons as the Directors
       may in their absolute discretion deem fit and
       issue shares in pursuance of any Instrument
       made or granted by the Directors while this
       resolution was in force, provided that, the
       aggregate number of shares to be issued pursuant
       to this resolution [including shares to be
       issued in pursuance of Instruments made or
       granted pursuant to this resolution] does not
       exceed 50% of the issued share capital of the
       Company, of which the aggregate number of shares
       to be issued other than on a pro rata basis
       to shareholders of the Company [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this resolution] does
       not exceed 20% of the issued share capital
       of the Company, subject to such manner of calculation
       as may be prescribed by the Singapore Exchange
       Securities Trading Limited [SGX-ST] for the
       purpose of determining the aggregate number
       of shares that may be issued, the percentage
       of issued share capital shall be based on the
       issued share capital of the Company at the
       time this resolution is passed, after adjusting
       for: i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       resolution is passed; and ii) any subsequent
       consolidation or subdivision of shares, in
       exercising the authority conferred by this
       resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST) and the Bye-laws
       for the time being of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       Law]

11.    Authorize the Directors of the Company to purchase        Mgmt          For                            For
       issued shares [or of such other par value as
       may result from any capital sub-division and/or
       consolidation of the Company] fully paid in
       the capital of the Company [Ordinary Shares]
       not exceeding in aggregate the Prescribed Limit
       [as specified], at such price or prices as
       may be determined by the Directors of the Company
       from time to time up to the Maximum Price,
       whether by way of: i) market purchases [each
       a Market Purchase] on the Singapore Exchange
       Securities Trading Limited [SGX-ST] or other
       stock exchange on which Ordinary Shares may
       for the time being be listed and quoted and
       otherwise in accordance with the Companies
       Act 1981 of Bermuda and all other Laws, regulations
       and Rules of the SGX-ST as may for the time
       being be applicable; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date on which the next AGM
       is required to be held by Law]; and to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they may consider expedient or necessary
       to give effect to the transactions contemplated
       by this resolution

12.    Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options in accordance with the provisions
       of the Noble Group Share Option Scheme 2004
       [the Scheme] and to issue from time to time
       such shares in the capital of the Company as
       may be issued, pursuant to the exercise of
       options under the Scheme, provided always that
       the aggregate number of shares to be issued
       pursuant to the Scheme, shares issue options
       granted to the Scheme of the Company, shall
       not exceed 15% of the issued share capital
       of the Company from time to time

13.    Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue from time to time such number of
       shares as may be required to be allotted and
       issued pursuant to the Noble Group Limited
       Scrip Dividend Scheme ["Scrip Dividend Scheme"]




--------------------------------------------------------------------------------------------------------------------------
 NOBLE GROUP LTD                                                                             Agenda Number:  701880406
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6542T119
    Meeting Type:  SGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  BMG6542T1190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the performance share plan to be known            Mgmt          For                            For
       as the Noble Group Performance Share Plan [the
       Plan], the rules of which are as specified,
       under which awards [Awards] of fully paid-up
       ordinary shares of par value HKD 0.25 each
       in the capital of the Company [Shares] will
       be granted, in lieu of a cash bonus otherwise
       payable, to selected Executive Directors, the
       Non-Executive Directors and Employees of the
       Company and its subsidiaries, particulars of
       which are as specified; and authorize the Directors
       of the Company to establish and administer
       the Plan; to modify and/or alter the Plan from
       time to time, provided that such modification
       and/or alteration is effected in accordance
       with the provisions of the Plan, and to do
       all such acts and to enter into all such transactions
       and arrangements as may be necessary or expedient
       in order to give full effect to the Plan; and
       to grant Awards in accordance with the provisions
       of the Plan and to allot and issue from time
       to time such number of fully paid-up Shares
       as may be required to be allotted and issued
       pursuant to the vesting of Awards under the
       Plan, provided that the aggregate number of
       Shares to be allotted and issued pursuant to
       the Plan on any date, when aggregated with
       the aggregate number of Shares over which options
       are granted under any of the share option schemes
       of the Company, shall not exceed 15% of the
       total number of issued Shares [excluding treasury
       shares] from time to time




--------------------------------------------------------------------------------------------------------------------------
 NOK CORPORATION                                                                             Agenda Number:  702001241
--------------------------------------------------------------------------------------------------------------------------
        Security:  J54967104
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3164800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications,
       Reduce Board Size to 15, Reduce Term of
       Office of Directors to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Approve Retirement Allowance for Retiring Corporate       Mgmt          For                            For
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

5      Amend the Compensation to be received by Directors        Mgmt          For                            For
       and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 NOKIA CORPORATION                                                                           Agenda Number:  701803579
--------------------------------------------------------------------------------------------------------------------------
        Security:  X61873133
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  FI0009000681
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       .                                                         Non-Voting    No vote

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the Meeting                                    Mgmt          For                            For

2.     Matters of order for the Meeting                          Mgmt          For                            For

3.     Election of the persons to confirm the minutes            Mgmt          For                            For
       and to verify the counting of votes

4.     Recording the legal convening of the Meeting              Mgmt          For                            For
       and quorum

5.     Recording the attendance at the Meeting and               Mgmt          For                            For
       adoption of the list of votes

6.     Presentation of the Annual Accounts 2008, the             Mgmt          For                            For
       report of the Board of Directors and the Auditor's
       report for the year 2008 - Review by the CEO

7.     Adoption of the Annual Accounts                           Mgmt          For                            For

8.     Resolution on the use of the profit shown on              Mgmt          For                            For
       the balance sheet and the payment of dividend;
       the board proposes to the AGM a dividend of
       EUR 0.40 per share for the fiscal year 2008;
       the dividend will be paid to shareholders registered
       in the register of shareholders held by Finnish
       Central Securities Depository Ltd on the record
       date, April 28, 2009; the board proposes that
       the dividend be paid on or about May 13, 2009

9.     Resolution on the discharge of the Members of             Mgmt          For                            For
       the Board of Directors and the President from
       liability

10.    Resolution on the remuneration of the members             Mgmt          For                            For
       of the Board of Directors; the Board's Corporate
       Governance and Nomination Committee proposes
       to the AGM that the remuneration payable to
       the members of the board to be elected at the
       AGM for the term until the close of the AGM
       in 2010 be unchanged from 2008 as follows:
       EUR 440,000 for the Chairman, EUR 150,000 for
       the Vice Chairman, and EUR 130,000 for each
       Member; in addition, the Committee proposes
       that the Chairman of the Audit Committee and
       Chairman of the Personnel Committee will each
       receive an additional annual fee of EUR 25,000,
       and other Members of the Audit Committee an
       additional annual fee of EUR 10,000 each; the
       Corporate Governance and Nomination Committee
       proposes that approximately 40 % of the remuneration
       be paid in Nokia shares purchased from the
       market

11.    Resolution on the number of Members of the Board          Mgmt          For                            For
       of Directors; the Board's Corporate Governance
       and Nomination Committee proposes to the AGM
       that the number of Board Members be eleven

12.    Election of Members of the Board of Directors;            Mgmt          For                            For
       the Board's Corporate Governance and Nomination
       Committee proposes to the AGM that all current
       Board members be re-elected for the term until
       the close of the AGM in 2010; Georg Ehrn-rooth,
       Lalita D. Gupte, Bengt Holmstrom, Henning Kagermann,
       Olli-Pekka Kallasvuo, Per Karlsson, Jorma Ollila,
       Marjorie Scardino, Risto Siilasmaa and Keijo
       Suil; the committee also proposes that Isabel
       Marey-Semper be elected as new member of the
       Board for the same term; Ms. Marey-Semper is
       Chief Financial Officer, EVP responsible for
       Strategy at PSA Peugeot Citroen; with PhD in
       neuropharmacology and MBA as educational background,
       she has a diverse working experience, including
       Chief Operating Officer of the Intellectual
       Property and Licensing Business Units of Thomson
       and Vice President, Corporate Planning of Saint-Gobain

13.    Resolution on the remuneration of the Auditor;            Mgmt          For                            For
       the Board's Audit Committee proposes to the
       AGM that the External Auditor to be elected
       at the AGM be reimbursed according to the Auditor's
       invoice, and in compliance with the purchase
       policy approved by the Audit Committee

14.    Election of Auditor; The Board's Audit Committee          Mgmt          For                            For
       proposes to the AGM that PricewaterhouseCoopers
       Oy be re-elected as the Company's Auditor for
       the fiscal year 2009

15.    Authorizing the Board of Directors to resolve             Mgmt          For                            For
       to repurchase the Company's own shares; the
       board proposes that the AGM authorize the board
       to resolve to repurchase a maximum of 360 million
       Nokia shares by using funds in the unrestricted
       shareholders' equity; repurchases will reduce
       funds avail-able for distribution of profits;
       the shares may be repurchased in order to develop
       the capital structure of the Company, to finance
       or carry out acquisitions or other arrangements,
       to settle the Company's equity-based incentive
       plans, to be transferred for other purposes,
       or to be cancelled; the shares can be repurchased
       either: a] through a tender offer made to all
       the shareholders on equal terms; or b] through
       public trading and on such stock exchanges
       the rules of which allow the purchases; in
       this case the shares would be repurchased in
       another proportion than that of the current
       shareholders; it is proposed that the authorization
       be effective until June 30, 2010 and the authorization
       is proposed to terminate the authorization
       resolved by the AGM on May 08, 2008

16.    Closing of the Meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NOMURA HOLDINGS, INC.                                                                       Agenda Number:  701979900
--------------------------------------------------------------------------------------------------------------------------
        Security:  J59009159
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3762600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Establish Articles Related             Mgmt          Against                        Against
       to Preferred Stock (The proposed amendment
       will not result in an amendment to the authorized
       number of shares of the Company) , Approve
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.     Issuance of Stock Acquisition Rights as Stock             Mgmt          For                            For
       Options to Executives and Employees of Subsidiaries
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 NOMURA REAL ESTATE HOLDINGS,INC.                                                            Agenda Number:  701991463
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5893B104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3762900003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NORDEA BANK AB, STOCKHOLM                                                                   Agenda Number:  701816451
--------------------------------------------------------------------------------------------------------------------------
        Security:  W57996105
    Meeting Type:  EGM
    Meeting Date:  12-Mar-2009
          Ticker:
            ISIN:  SE0000427361
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Elect the Chairman for the general meeting                Mgmt          For                            For

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect at least 1 minutes checker                          Mgmt          For                            For

5.     Approve to determination whether the general              Mgmt          For                            For
       meeting has been duly convened

6.     Amend the Articles 5 and 6 of the Articles of             Mgmt          Abstain                        Against
       Association; approve to issue new Ordinary
       Shares with preferential rights for the shareholders
       as specified; approve the transfer to the Company's
       share capital from other shareholders' equity

7.     Approve the Company's share capital, which currently      Mgmt          Abstain                        Against
       amounts to EUR 2,600,108,227, shall be reduced
       by EUR 1,300,054,113.5, without redemption
       of shares, for transfer to a fund to be used
       pursuant to a resolution adopted by a general
       meeting, after the reduction of the share capital,
       the Company's share capital will amount to
       EUR 1,300,054,113.5, divided on 2,600,108,227
       Ordinary Shares [prior to the new issue of
       Ordinary Shares], each with a quotient value
       of EUR 0.5; amend the Articles 5 and 6 of the
       Articles of Association; approve to issue new
       ordinary shares with preferential rights for
       the shareholders on mainly the following terms
       as specified; approve the transfer to the Company's
       share capital from other shareholders' equity

8.     Authorize the Board of Directors, until the               Mgmt          Abstain                        Against
       next AGM, resolve on a new issue of Ordinary
       Shares with preferential rights for the shareholders




--------------------------------------------------------------------------------------------------------------------------
 NORDEA BANK AB, STOCKHOLM                                                                   Agenda Number:  701829244
--------------------------------------------------------------------------------------------------------------------------
        Security:  W57996105
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  SE0000427361
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Election of Mr. Claes Beyer, Member of the Swedish        Non-Voting    No vote
       Bar Association as the Chairman for the general
       meeting

2.     Preparation and approval of the voting list               Non-Voting    No vote

3.     Approval of the agenda                                    Non-Voting    No vote

4.     Election of at least 1 minutes checker                    Non-Voting    No vote

5.     Determination whether the general meeting has             Non-Voting    No vote
       been duly convened

6.     Submission of the annual report and the consolidated      Non-Voting    No vote
       accounts, and the audit report and the group
       audit report, in connection herewith the Chairman's
       of the Board presentation of the Board of Directors'
       work and speech by the Group Chief Executive
       Officer

7.     Adopt the income statement and the consolidated           Mgmt          For                            For
       income statement, and the balance sheet and
       the consolidated balance sheet

8.     Approve the dispositions of the Company's profit          Mgmt          For                            For
       according to the adopted balance sheet: a dividend
       of EUR 0.20 per share, and further, that the
       record date for dividend should be 07 APR 2009

9.     Grant discharge from liability for the Members            Mgmt          For                            For
       of the Board of Directors and the Managing
       Director

10.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 10, until the end of the next AGM

11.    Approve the fees for the Board of Directors               Mgmt          For                            For
       shall be unchanged, amounting to EUR 252,000
       for the Chairman, EUR 97,650 for the Vice Chairman
       and EUR 75,600 per Member for the other Members;
       in addition, fees shall be payable for extraordinary
       Board meetings amounting to EUR 1,840 per meeting
       attended and for Committee meetings EUR 2,370
       for the Committee Chairman and EUR 1,840 for
       the other Members per meeting attended; by
       extraordinary Board meetings are meant meetings
       in addition to the 13 ordinary meetings to
       be held until the next AGM of shareholders;
       remuneration is not paid to the Members who
       are Employees of the Nordea Group; and the
       fees to the Auditors shall be payable as per
       invoice

12.    Re-elect Messrs. Hans Dalborg, Stine Bosse,               Mgmt          For                            For
       Marie Ehrling, Svein Jacobsen, Tom Knutzen,
       Lars G. Nordstrom, Timo Peltola, Heidi M. Petersen,
       Bjorn Saven and Bjorn Wahlroos as the Board
       Members for the period until the end of the
       next AGM; re-elect Mr. Hans Dalborg as the
       Chairman

13.    Approve the establishment of a Nomination Committee       Mgmt          For                            For

14.    Approve the purchase of own shares according              Mgmt          For                            For
       to Chapter 7, Section 6 of the Swedish Securities
       Market Act as specified

15.    Approve the guidelines for remuneration to the            Mgmt          For                            For
       Executive Officers as specified

16.A   Approve the introduction of a Long Term Incentive         Mgmt          For                            For
       Programme

16.B   Approve the conveyance of shares under the Long           Mgmt          For                            For
       Term Incentive Programme

17.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve to allocate 50 million Swedish Kronor
       of the 2008 result to a fund/trust designated
       create a decent Sweden, the purpose of the
       funds activities is to prevent crime of violence
       and save victims of crime from economic and
       social destitution




--------------------------------------------------------------------------------------------------------------------------
 NORSK HYDRO ASA, OSLO                                                                       Agenda Number:  701856645
--------------------------------------------------------------------------------------------------------------------------
        Security:  R61115102
    Meeting Type:  AGM
    Meeting Date:  05-May-2009
          Ticker:
            ISIN:  NO0005052605
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve the financial accounts and annual report          Mgmt          For                            For
       for 2008 of Norsk Hydro ASA and the Group,
       including the payment of dividend. The Board
       proposes that no dividend be paid for 2008

2.     Approve the Auditors remuneration; requested              Mgmt          For                            For
       for Norsk Hydro ASA to pay the Auditors remuneration
       for 2008 of NOK 4,487,500 to Deloitte

3.     Approve the guidelines for the remuneration               Mgmt          For                            For
       of leading employees,  in accordance with section
       6-16a of the public limited companies act,
       the Board of Directors shall prepare an independent
       statement regarding the settlement of salary
       and other remuneration for leading employees
       for the coming accounting year; the content
       of this statement is included in the annual
       report of Norsk Hydro ASA in note 11 of the
       consolidated financial statements and will
       be submitted to an instructive vote

4.     Approve the capital reduction by means of the             Mgmt          For                            For
       cancellation of shares and the redemption of
       shares belonging to the Norwegian State

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN CUT-OFF. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NORSKE SKOGINDUSTRIER ASA, LYSAKER                                                          Agenda Number:  701876697
--------------------------------------------------------------------------------------------------------------------------
        Security:  R80036115
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  NO0004135633
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Acknowledge that the Chair of the Corporate               Mgmt          For                            For
       assembly opens the meeting, and the attending
       shareholders are registered

2.     Elect 2 persons to sign the minutes                       Mgmt          For                            For

3.     Approve the notice and the proposed agenda                Mgmt          For                            For

4.     Approve the annual accounts and annual report             Mgmt          For                            For
       for 2008 for Norske Skogindustrier ASA and
       the Group

5.     Approve the coverage of loss for 2008                     Mgmt          For                            For

6.     Approve the Board's declaration on determination          Mgmt          For                            For
       of wages and other remuneration for senior
       employees

7.     Approve to determine the remuneration to the              Mgmt          For                            For
       Members of the Corporate assembly

8.     Approve the Auditor's remuneration                        Mgmt          For                            For

9.     Elect the Members and Deputy Members to the               Mgmt          For                            For
       Corporate assembly

10.    Elect 3 Members to the Election Committee                 Mgmt          For                            For

11.    Approve the renewal of authorization to the               Mgmt          For                            For
       Board: purchase of own shares




--------------------------------------------------------------------------------------------------------------------------
 NOVA CHEMICALS LTD                                                                          Agenda Number:  701850770
--------------------------------------------------------------------------------------------------------------------------
        Security:  66977W109
    Meeting Type:  OGM
    Meeting Date:  14-Apr-2009
          Ticker:
            ISIN:  CA66977W1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST' FOR RESOLUTION
       1 AND 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       2 AND 3. THANK YOU.

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting    No vote
       YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       of NOVA Chemicals for the YE 31 DEC 2008 and
       the report of the Auditors

S.1    Approve, pursuant to an interim order of the              Mgmt          For                            For
       Court of Queen's Bench of Alberta dated 17
       MAR 2009, as the same may be amended [the Interim
       Order], an arrangement [the Arrangement] under
       Section 192 of the Canada Business Corporations
       Act [the CBCA] involving, among other things,
       the acquisition, directly or indirectly, by
       International petroleum Investment Company
       [IPIC] of all of the issued and outstanding
       common shares for USD 6.00 in each Common Share,
       all as specified

2.1    Elect Mr. J. A. Blumberg as a Director                    Mgmt          For                            For

2.2    Elect Mr. F. P. Boer as a Director                        Mgmt          For                            For

2.3    Elect Mr. J. Bougie as a Director                         Mgmt          For                            For

2.4    Elect Mr. L. Brlas as a Director                          Mgmt          For                            For

2.5    Elect Mr. J. V. Creighton as a Director                   Mgmt          For                            For

2.6    Elect Mr. R. E. Dineen, Jr. as a Director                 Mgmt          For                            For

2.7    Elect Mr. C. W. Fischer as a Director                     Mgmt          For                            For

2.8    Elect Mr. K. L. Hawkins as a Director                     Mgmt          Against                        Against

2.9    Elect Mr. A. M. Ludwick as a Director                     Mgmt          For                            For

2.10   Elect Mr. C. D. Pappas as a Director                      Mgmt          For                            For

2.11   Elect Mr. J. M. Stanfor as a Director                     Mgmt          For                            For

3.     Appoint Ernst & Young LLP as the Auditors of              Mgmt          For                            For
       NOVA Chemicals

4.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NOVO-NORDISK A/S (VORMALS NOVO INDUSTRI A/S)                                                Agenda Number:  701845692
--------------------------------------------------------------------------------------------------------------------------
        Security:  K7314N152
    Meeting Type:  AGM
    Meeting Date:  18-Mar-2009
          Ticker:
            ISIN:  DK0060102614
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 540030 DUE TO SPLITTING OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the Board of Director's oral report               Non-Voting    No vote
       on the Company's activities in the past FY

2.     Approve the presentation and adopt the audited            Mgmt          Abstain                        Against
       annual report 2008

3.     Approve the remuneration of the Board of Directors        Mgmt          For                            For

4.     Approve a dividend of DKK 6.00 for 2008 for               Mgmt          For                            For
       each Novo Nordisk B share of DKK 1 and for
       each Novo Nordisk A share of DKK 1, and that
       no dividend will be paid on the Company's holding
       of own shares

5.1    Re-elect Mr. Sten Scheibye as a Member of the             Mgmt          For                            For
       Board of Directors

5.2    Re-elect Mr. Goran A. Ando as a Member of the             Mgmt          For                            For
       Board of Directors

5.3    Re-elect Mr. Henrik Gurtler as a Member of the            Mgmt          For                            For
       Board of Directors

5.4    Re-elect Mr. Pamela J. Kirby as a Member of               Mgmt          For                            For
       the Board of Directors

5.5    Re-elect Mr. Kurt Anker Nielsen as a Member               Mgmt          For                            For
       of the Board of Directors

5.6    Re-elect Mr. Hannu Ryopponen as a Member of               Mgmt          For                            For
       the Board of Directors

5.7    Elect Mr. Jorgen Wedel as the Member of the               Mgmt          For                            For
       Board of Directors

6.     Re-elect PricewaterhouseCoopers as the Auditors           Mgmt          For                            For

7.1    Approve to reduce the Company's B share capital           Mgmt          For                            For
       from DKK 526,512,800 to DKK 512,512,800 by
       cancellation of 14,000,000 B shares of DKK
       1 each from the Company's own holdings of B
       shares at a nominal value of DKK 14,000,000,
       equal to 2.2% of the total share capital, after
       the implementation of the share capital reduction,
       the Company's share capital will amount to
       DKK 620,000,000 divided into A share capital
       of DKK 107,487,200 and B share capital of DKK
       512,512,800

7.2    Authorize the Board of Directors, until the               Mgmt          For                            For
       next AGM, to allow the Company to acquire own
       shares of up to 10% of the share capital and
       at the price quoted at the time of the purchase
       with a deviation of up to 10%, CF. Article
       48 of the Danish Public Limited Companies Act

7.3.1  Amend the Article 5.4 of the Articles of Association      Mgmt          For                            For
       as specified

7.3.2  Amend the Article 6.3 of the Articles of Association      Mgmt          For                            For
       as specified

7.3.3  Amend the Article 6.4 of the Articles of Association      Mgmt          For                            For
       as specified

7.3.4  Amend the Articles 8.2 and 11.10 of the Articles          Mgmt          Against                        Against
       of Association as specified

       Miscellaneous                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NSK LTD.                                                                                    Agenda Number:  701984898
--------------------------------------------------------------------------------------------------------------------------
        Security:  J55505101
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3720800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.     Entrustment to the Board of Directors of Decision         Mgmt          For                            For
       regarding Subscription of Stock Acquisition
       Rights as Stock Options

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NTN CORPORATION                                                                             Agenda Number:  702001215
--------------------------------------------------------------------------------------------------------------------------
        Security:  J59353110
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3165600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NTT DATA CORPORATION                                                                        Agenda Number:  701977499
--------------------------------------------------------------------------------------------------------------------------
        Security:  J59386102
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3165700000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NTT DOCOMO,INC.                                                                             Agenda Number:  701974746
--------------------------------------------------------------------------------------------------------------------------
        Security:  J59399105
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3165650007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to:Approve Minor Revisions Related         Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 OBAYASHI CORPORATION                                                                        Agenda Number:  701996564
--------------------------------------------------------------------------------------------------------------------------
        Security:  J59826107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3190000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ODAKYU ELECTRIC RAILWAY CO.,LTD.                                                            Agenda Number:  702004033
--------------------------------------------------------------------------------------------------------------------------
        Security:  J59568139
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3196000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS-AG (VERBUNDGESELLSCHAFT), WIEN                   Agenda Number:  701845678
--------------------------------------------------------------------------------------------------------------------------
        Security:  A5528H103
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  AT0000746409
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of the financial statements      Mgmt          No Action
       and the consolidated financial statements 2007
       including the group annual report and the management
       report as well as the report of the Supervisory
       Board

2.     Approve the appropriation of the balance sheet            Mgmt          No Action
       profits

3.     Grant discharge to the Members of the Managing            Mgmt          No Action
       Board and the Supervisory Board for fiscal
       2008

4.     Appoint the Auditor of annual accounts for fiscal         Mgmt          No Action
       2009

5.     Authorize the Managing Board pursuant to Section          Mgmt          No Action
       65 subs. 1 No. 8 of the Austrian Stock Corporation
       Act (AktG) for the duration of 30 months, effective
       from the day of the adoption of the resolution,
       to acquire own shares representing up to a
       maximum of 10% of the capital stock




--------------------------------------------------------------------------------------------------------------------------
 OESTERREICHISCHE POST AG, WIEN                                                              Agenda Number:  701909460
--------------------------------------------------------------------------------------------------------------------------
        Security:  A6191J103
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  AT0000APOST4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 543653 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the annual report, reporting of Managing          Non-Voting    No vote
       Board and the Supervisory Board for the FY
       2008

2.     Receive the statement of Board of Directors               Non-Voting    No vote
       about buyback, holding and disposition of shares
       paragraph 65/3 Austrian stock Corporation Act

3.     Approve to allocation of the net Income                   Mgmt          No Action

4.     Grant discharge of the Members of the Management          Mgmt          No Action
       Board and Supervisory Board for the 2008 FY

5.     Approve the remuneration of the members of the            Mgmt          No Action
       Supervisory Board for 2008

6.     Appoint the Auditor of the annual financial               Mgmt          No Action
       statements and of the consolidated financial
       statements for the 2009 FY

7.     Amend the Paragraphs 3, 13/3, 15/2, 16, 20,               Mgmt          No Action
       22, 23 of the Articles of Association as specified




--------------------------------------------------------------------------------------------------------------------------
 OJI PAPER CO.,LTD.                                                                          Agenda Number:  701984797
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6031N109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3174410005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Allow Board to
       Make Rules Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Auditors

5.     Approve Continuance of the Policy Regarding               Mgmt          Against                        Against
       Large-scale Purchases of the Company's Shares

6.     Shareholders' Proposals: Dismissal of a Director          Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 OKI ELECTRIC INDUSTRY COMPANY,LIMITED                                                       Agenda Number:  701985004
--------------------------------------------------------------------------------------------------------------------------
        Security:  J60772100
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3194000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OLD MUTUAL PLC, LONDON                                                                      Agenda Number:  701873994
--------------------------------------------------------------------------------------------------------------------------
        Security:  G67395106
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  GB0007389926
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report and the accounts             Mgmt          For                            For
       for the YE 31 DEC 2008

2.i    Elect Mr. Philip A.J. Broadley as a Director              Mgmt          For                            For

2.ii   Re-elect Mr. Rudy Bogni as a Director                     Mgmt          For                            For

2.iii  Re-elect Mr. Reuel J. Khoza as a Director                 Mgmt          For                            For

2.iv   Re-elect Mr. Julian V.F. Roberts as a Director            Mgmt          For                            For

3.     Re-appoint KPMG Audit plc as the Auditors of              Mgmt          For                            For
       the Company

4.     Authorize the Group Audit and Risk Committee              Mgmt          For                            For
       to fix the remuneration of the Auditors

5.     Approve the remuneration report                           Mgmt          Against                        Against

6.     Grant authority to issue of equity or equity-linked       Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 52,767,000

S.7    Grant authority to issue of equity or equity-linked       Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 26,383,000

S.8    Grant authority to market repurchase 527,670,000          Mgmt          For                            For
       ordinary shares

S.9    Approve the contingent purchase contracts relating        Mgmt          For                            For
       to purchases of the shares on the JSE Limited
       and on the Malawi, Namibian and Zimbabwe Stock
       Exchanges

S.10   Approve that a general meeting other than an              Mgmt          Against                        Against
       AGM may be called on not less than 14 clear
       days' notice




--------------------------------------------------------------------------------------------------------------------------
 OLYMPUS CORPORATION                                                                         Agenda Number:  701996261
--------------------------------------------------------------------------------------------------------------------------
        Security:  J61240107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3201200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Reduction of Legal Capital Surplus and Appropriation      Mgmt          For                            For
       of Surplus

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Appoint Accounting Auditors                               Mgmt          For                            For

6.     Renewal of Countermeasures to Large-Scale Acquisitions    Mgmt          Against                        Against
       of Olympus Corporation Shares (Takeover Defense
       Measures)




--------------------------------------------------------------------------------------------------------------------------
 OMRON CORPORATION                                                                           Agenda Number:  701982197
--------------------------------------------------------------------------------------------------------------------------
        Security:  J61374120
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3197800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OMV AG, WIEN                                                                                Agenda Number:  701920301
--------------------------------------------------------------------------------------------------------------------------
        Security:  A51460110
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  AT0000743059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 563982 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     To receive the annual statement of accounts               Non-Voting    No vote
       for Company and Corporate Group INCL report
       of Board of Directors and Supervisory Board

2.     Approve the appropriation of net profits                  Mgmt          No Action

3.     Approve the share repurchase and resale                   Mgmt          No Action

4.     Amend the Company capital, authorization on               Mgmt          No Action
       issue of convertible bonds, exemption of options,
       creation of limited capital, and the Company
       Charter due Paragraph 3 as specified

5.     Amend the Company Charter Paragraph 4.2., 9.1.,           Mgmt          No Action
       13.9. and 26

6.     Elect the Auditors for the FY 2009                        Mgmt          No Action

7.     Approve the activities undertaken by Board of             Mgmt          No Action
       Directors and the Supervisory Board

8.     Approve the remuneration of the Supervisory               Mgmt          No Action
       Board

9.     Elect the Supervisory Board                               Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ONESTEEL LTD                                                                                Agenda Number:  701733734
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q7134W113
    Meeting Type:  AGM
    Meeting Date:  17-Nov-2008
          Ticker:
            ISIN:  AU000000OST6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the Directors'           Non-Voting    No vote
       report for the YE 30 JUN 2008, together with
       the Auditor's report to the Members of the
       Company

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008

3.A    Re-elect, in accordance with Rule 9 of the Company's      Mgmt          For                            For
       Constitution, Mr. C.R. Galbraith as a Director

3.B    Re-elect, in accordance with Rule 9 of the Company's      Mgmt          For                            For
       Constitution, Mr. P.G. Nankervis as a Director

3.C    Re-elect, in accordance with Rule 9 of the Company's      Mgmt          For                            For
       Constitution, Mr. D.A. Pritchard as a Director

3.D    Re-elect, in accordance with Rule 9 of the Company's      Mgmt          For                            For
       Constitution, Mr. P.J. Smedley as a Director




--------------------------------------------------------------------------------------------------------------------------
 ONEX CORP                                                                                   Agenda Number:  701896841
--------------------------------------------------------------------------------------------------------------------------
        Security:  68272K103
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  CA68272K1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTIONS
       "1 TO 3". THANK YOU.

       To receive and consider the consolidated balance          Non-Voting    No vote
       sheets of the Corporation as at 31 DEC 2008
       and the consolidated statements of earnings,
       shareholders' equity and cash flows for the
       YE, together with the report of the Auditor
       thereon

1.     Appoint an Auditor of the Corporation                     Mgmt          For                            For

2.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditor

3.     Elect the Directors as nominees of the holders            Mgmt          For                            For
       of subordinate voting shares

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ONO PHARMACEUTICAL CO.,LTD.                                                                 Agenda Number:  702005275
--------------------------------------------------------------------------------------------------------------------------
        Security:  J61546115
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3197600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Reduce Term of
       Office of   Directors to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 ORACLE CORPORATION JAPAN                                                                    Agenda Number:  701678027
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6165M109
    Meeting Type:  AGM
    Meeting Date:  22-Aug-2008
          Ticker:
            ISIN:  JP3689500001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Change Company's Location              Mgmt          For                            For
       to Minato-ku, Reduce Board Size  to 10, Eliminate
       Auditors' Board, Establish Appointing Committee,
       Adopt an    Executive Officer System, Specify
       Executive Officers' Board Size to 6, Adopt
       Reduction of Liability System for Executive
       Officers, Allow Compensation      Committee
       to Authorize Directors' Compensation Scheme,
       Allow Board to Appoint Members of Appointing
       Committe, Auditing Committee, and Compensation
       Committee, etc.

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plans, and to Authorize Use of   Stock Options




--------------------------------------------------------------------------------------------------------------------------
 ORICA LTD                                                                                   Agenda Number:  701776873
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q7160T109
    Meeting Type:  AGM
    Meeting Date:  30-Jan-2009
          Ticker:
            ISIN:  AU000000ORI1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, Directors' report           Non-Voting    No vote
       and Auditor's report for the YE 30 SEP 2008

2.1    Re-elect Mr. Michael Beckett as a Director,               Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 58.1 of the Company's Constitution

2.2    Re-elect Mr. Peter Kirby as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with Rule
       58.1 of the Company's Constitution

2.3    Re-elect Mr. Noel Meehan as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with Rule
       58.1 of the Company's Constitution

3.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       SEP 2008




--------------------------------------------------------------------------------------------------------------------------
 ORIENT OVERSEAS INTL LTD                                                                    Agenda Number:  701868563
--------------------------------------------------------------------------------------------------------------------------
        Security:  G67749153
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  BMG677491539
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'FOR' OR 'AGAINST' ALL THE RESOLUTIONS.
       THANK YOU.

1.     Adopt the audited financial statements and the            Mgmt          For                            For
       reports of the Directors and the Auditor for
       the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.A    Re-elect Mr. Chang Tsann Rong Ernest as a Director        Mgmt          For                            For

3.B    Re-elect Mr. Chow Philip Yiu Wah as a Director            Mgmt          For                            For

3.C    Re-elect Mr. Cheng Wai Sun Edward as a Director           Mgmt          For                            For

4.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

5.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

6.A    Authorize the Directors to allot, issue and               Mgmt          For                            For
       otherwise deal with the shares [as specified]
       or additional shares of the Company and to
       make, issue or grant offers, agreements, options
       or warrants which will or might require the
       exercise of such mandate either during or after
       the relevant period, otherwise than pursuant
       to a right issue, bonus issue, issue of scrip
       dividends or the exercise of rights of subscription
       or conversion under the terms of any shares,
       bonds, warrants or other securities carrying
       a right to subscribe for or purchase shares
       of the Company issued by the Company or a subsidiary
       or whose issue is authorized on or prior to
       the date this resolution is passed not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing of this resolution

6.B    Authorize the Directors to purchase the shares            Mgmt          For                            For
       [as specified] during the relevant period,
       to purchase the shares, provided however that
       the aggregate nominal amount of such shares,
       or [as the case may be], conversion, subscription
       or purchase rights attaching to the respective
       securities, to be purchased shall not exceed
       10% of the aggregate nominal amount of the
       shares, or [as the case may be] conversion,
       subscription or purchase rights attaching to
       those securities, in issue as at the date of
       passing of this resolution; [Authority expires
       the earlier of conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Bermuda laws or the Bye-laws of
       the Company to be held]

6.C    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to allot Shares pursuant to
       the resolution as specified in Resolution 6.A
       by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company purchased, or that share capital
       which would fall to be subscribed or purchased
       pursuant to the conversion, subscription or
       purchase rights attaching to any other securities
       purchased, by the Company pursuant to the authority
       granted by the resolution specified in Resolution
       6.B, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       shares, or [as the case may be] conversion,
       subscription or purchase rights attaching to
       those securities, in issue as at the date of
       passing of this resolution

S.7    Amend the existing Bye-laws 78(2) and 84A of              Mgmt          For                            For
       the Company as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ORIENTAL LAND CO.,LTD.                                                                      Agenda Number:  701987844
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6174U100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3198900007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ORIGIN ENERGY LTD                                                                           Agenda Number:  701706751
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q71610101
    Meeting Type:  AGM
    Meeting Date:  15-Oct-2008
          Ticker:
            ISIN:  AU000000ORG5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements of the Company           Non-Voting    No vote
       and the entities it controlled during the year
       for the YE 30 JUN 2008 and the reports of the
       Directors and the Auditors thereon

2.     Adopt the remuneration report of the Company              Mgmt          For                            For
       and the entities it controlled during the year
       for the YE 30 JUN 2008

3.a    Re-elect Mr. Bruce G Beeren as a Director, who            Mgmt          For                            For
       retires by rotation

3.b    Re-elect Mr. H Kevin McCann as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Approve to increase the maximum sum of fees               Mgmt          For                            For
       payable to the Non Executive Directors of the
       Company and its unlisted subsidiaries by AUD
       600,000 to AUD 2,200,000 per annum

S.5    Approve to renew the proportional takeover provisions     Mgmt          For                            For
       contained in Article 64 of the constitution
       for a period of 3 years from the date of the
       meeting convened by this notice




--------------------------------------------------------------------------------------------------------------------------
 ORIX CORPORATION                                                                            Agenda Number:  701982250
--------------------------------------------------------------------------------------------------------------------------
        Security:  J61933123
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3200450009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ORKLA ASA, OSLO                                                                             Agenda Number:  701886016
--------------------------------------------------------------------------------------------------------------------------
        Security:  R67787102
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  NO0003733800
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Approve the financial statements for 2008 for             Mgmt          For                            For
       Orkla ASA and the Orkla Group and the annual
       report of the Board of Directors, including
       approval of a share dividend for 2008 of NOK
       2.25 per share, except for shares owned by
       the Group

2.     Amend the Articles of Association as specified            Mgmt          For                            For

3.     Authorize the Board of Directors to permit the            Mgmt          For                            For
       Company to acquire shares in Orkla ASA with
       a nominal value of up to NOK 125,000,000 divided
       between a maximum of 100,000,000 shares, provided
       that the Company's holding of Orkla ASA shares
       does not exceed 10% of shares outstanding at
       any given time the amount that may be paid
       per share shall be no less than NOK 25 and
       no more than NOK 120; the Board of Directors
       shall have a free hand with respect to the
       methods of acquisition and disposal of Orkla
       ASA shares; [Authority shall apply from 25
       APR 2008 until the date of the AGM in 2010]

4.     Authorize the Board of Directors to increase              Mgmt          For                            For
       share capital through the subscription of new
       shares with an aggregate nominal value of up
       to NOK 90,000,000, divided between a maximum
       of 72,000,000 shares, each with a nominal value
       of NOK 1.25; this authorization may be used
       for one or more share issues; the Board of
       Directors may decide to deviate from the pre-emptive
       right of shareholders to subscribe for shares
       pursuant to section 10-4 of the Public Limited
       Liability Companies Act; the Board of Directors
       may decide that payment for the shares shall
       be effected in assets other than cash, or the
       right to subject the company to special obligations
       pursuant to section 10-2 of the Public Limited
       Liability Companies Act; if payment is made
       in assets other than cash, the Board may decide
       that such assets shall be transferred to a
       subsidiary in return for a corresponding settlement
       between the subsidiary and Orkla ASA; the authorization
       also applies to decisions to merge pursuant
       to section 13-5 of the Public Limited Liability
       Companies Act; [Authority shall apply from
       24 APR 2009 until the date of the AGM in 2010]

5.1    Approve Orkla's terms and conditions policy,              Mgmt          For                            For
       and Board of Directors' statement of guidelines
       for the pay and other remuneration of Executive
       Management

5.2    Approve the Board of Directors' guidelines for            Mgmt          For                            For
       the remuneration of the Executive Management
       for the coming FY

5.3    Approve the guidelines for share-related incentive        Mgmt          For                            For
       arrangements for the coming FY

6.     Re-elect Messrs. J. Andersen, I. Kreutzer, K.             Mgmt          For                            For
       Brundtland , R. Bjerke, K. Houg, N-H Pettersson,
       G. Waersted, L. Windfeldt, A. Gudefin, O. Svarva,
       D. Mejdell, M. Blystad and N. Selte as the
       Board Members and elect Mr. T. Venold as a
       new Member of the Corporate Assembly; and elect
       6 Deputy Members

7.     Elect Mr. Knut Brundtland and Nils-Henrik Pettersson      Mgmt          For                            For
       as the Members of Nominating Committee

8.     Elect Mr. Knut Brundtland as the Chairman of              Mgmt          For                            For
       Nominating Committee

9.     Approve the Auditor's remuneration                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OSAKA GAS CO.,LTD.                                                                          Agenda Number:  701977487
--------------------------------------------------------------------------------------------------------------------------
        Security:  J62320114
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3180400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications, Approve Minor Revisions
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OUTOKUMPU OYJ                                                                               Agenda Number:  701842545
--------------------------------------------------------------------------------------------------------------------------
        Security:  X61161109
    Meeting Type:  AGM
    Meeting Date:  24-Mar-2009
          Ticker:
            ISIN:  FI0009002422
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 541914 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect the Chairman                                        Mgmt          For                            For

3.     Elect the Co-signatories and Supervisors of               Mgmt          For                            For
       the counting of votes

4.     Approve the list of votes                                 Mgmt          For                            For

5.     Approve the quorum and constitution for valid             Mgmt          For                            For
       decisions

6.     Approve the agenda                                        Mgmt          For                            For

7.     Approve the review by the Chief Executive Officer         Mgmt          Abstain                        Against

8.     Approve the annual accounts and the Board of              Mgmt          Abstain                        Against
       Directors' business review

9.     Receive the Auditor's report                              Mgmt          Abstain                        Against

10.    Approve the annual accounts                               Mgmt          For                            For

11.    Approve to decide on the use of the profit recorded       Mgmt          For                            For
       in the balance sheet and payment of dividend

12.    Grant discharge from liability to the Members             Mgmt          For                            For
       of the Board of Directors and the Chief Executive
       Officer

13.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: approve to decide on the number of
       Members of the Board of Directors and Auditors

14.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: approve to decide on the remunerations
       for the Chairman and other Members of the Board
       of Directors and the Auditors

15.    Elect the Chairman, Vice Chairman and other               Mgmt          For                            For
       Members of the Board of Directors

16.    Elect the Auditors                                        Mgmt          For                            For

17.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: approve the formation of a Nomination
       Committee

18.    Authorize the Board of Directors to decide to             Mgmt          For                            For
       repurchase the Company's own shares

19.    Authorize the Board of Directors to decide to             Mgmt          For                            For
       issue shares and grant special rights to shares

20.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OVERSEA-CHINESE BANKING CORPORATION LTD, SINGAPORE                                          Agenda Number:  701874390
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y64248209
    Meeting Type:  EGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  SG1S04926220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Bank, for the              Mgmt          For                            For
       purposes of Sections 76C and 76E of the Companies
       Act, Chapter 50 of Singapore [the Companies
       Act], to purchase or otherwise acquire issued
       ordinary shares in the capital of the Bank
       [Ordinary Shares], not exceeding in aggregate
       the Maximum limit [as specified], at such price
       or prices as may be determined by the Directors
       from time to time up to the maximum price [as
       defined] whether by way of: market purchase[s]
       on the Singapore Exchange Securities Trading
       Limited [SGX-ST] and/or any other stock exchange
       on which the ordinary shares may for the time
       being be listed and quoted [other Exchange]
       and/or; off-market purchase[s] if effected
       otherwise than on the SGX-ST or, or as the
       case may be, other exchange] in accordance
       with any equal access Scheme[s] as may be determined
       or formulated by the Directors as they consider
       fir, which scheme[s] shall satisfy all the
       conditions prescribed by the Companies Act;
       or otherwise in accordance with all other laws
       and regulations and rules of the SGX-ST, or
       as the case may be, other exchange as may for
       the time being be applicable; in case of a
       market purchase of an ordinary share, 105%
       of the average of the closing price of the
       ordinary share and in case of an off-market
       purchase of an ordinary share pursuant to an
       equal access scheme, 110% of the average closing
       price of the ordinary shares; and authorize
       the Directors of the bank and/or any of them
       to complete and do all such acts and things
       [including such documents as may be required]
       as they and/or he nay consider or expedient,
       or necessary to give effect to the transactions
       contemplated and/or authorized by this resolution;
       [Authority expires the earlier of the next
       AGM of the Bank is held or the date by which
       the next AGM of the Bank is required by the
       law to be held]

2.     Amend the OCBC Employee Share Purchase Plan               Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 OVERSEA-CHINESE BANKING CORPORATION LTD, SINGAPORE                                          Agenda Number:  701874403
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y64248209
    Meeting Type:  AGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  SG1S04926220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts for the FYE 31               Mgmt          For                            For
       DEC 2008 and the reports of the Directors and
       Auditors thereon

2.A    Re-appoint Mr. Lee Seng Wee as a Director, under          Mgmt          For                            For
       Section 153(6) of the Companies Act, Chapter
       50, to hold office from the date of this AGM
       until the next AGM

2.B    Re-appoint Mr. Patrick Yeoh Khwai Hoh as a Director,      Mgmt          For                            For
       under Section 153(6) of the Companies Act,
       Chapter 50, to hold office from the date of
       this AGM until the next AGM

3.A    Re-elect Mr. Bobby Chin Yoke Choong as a Director,        Mgmt          For                            For
       who retires by rotation

3.B    Re-elect Mr. Pramukti Surjaudaja as a Director,           Mgmt          For                            For
       who retires by rotation

4.A    Re-elect Mrs. Fang Ai Lian as a Director, who             Mgmt          For                            For
       retires under Article 101 of the Bank's Articles
       of Association

4.B    Re-elect Mr. Colm McCarthy as a Director, who             Mgmt          For                            For
       retires under Article 101 of the Bank's Articles
       of Association

5.     Approve a final one-tier tax-exempt dividend              Mgmt          For                            For
       of 14 cents per ordinary share, in respect
       of the FYE 31 DEC 2008

6.A    Approve the remuneration of the Non-Executive             Mgmt          For                            For
       Directors of the Bank for the FYE 31 DEC 2008
       comprising the following: Directors' Fees of
       SGD 1,620,000 [2007: SGD 1,697,000]

6.B    Approve the remuneration of the Non-Executive             Mgmt          For                            For
       Directors of the Bank for the FYE 31 DEC 2008
       comprising the following: 4,800 ordianry shares
       in the capital of the Bank for each Non-Executive
       Director of the Bank [2007: 4,800 ordinary
       shares], and for the purpose to pass the following
       resolution with or without amendments as an
       ordinary resolutions: authorize the Directors
       of the Bank, pursuant to Article 140 of the
       Articles of Association of the Bank, to allot
       and issue an aggregate of 43,200 ordinary shares
       in the capital of the Bank [the remuneration
       shares] as bonus shares for which no consideration
       is payable, to The Central Depository (Pte)
       Limited for the account of: Mr. Bobby Chin
       Yoke Choong [or for the account of such depository
       agent as he may direct] in respect of 4,800
       remuneration shares; Mr. Giam Chin Toon [or
       for the account of such depository agent as
       he may direct] in respect of 4,800 remuneration
       shares; Mr. Lee Seng Wee [or for the account
       of such depository agent as he may direct]
       in respect of 4,800 remuneration shares; Dr
       Lee Tih Shih [or for the account of such depository
       agent as he may direct] in respect of 4,800
       remuneration shares; Professor Neo Boon Siong
       [or for the account of such depository agent
       as he may direct] in respect of 4,800 remuneration
       shares; Dr Tsao Yuan [or for the account of
       such depository agent as she may direct] in
       respect of 4,800 remuneration shares; Mr. David
       Wong Cheong Fook [or for the account of such
       depository agent as he may direct] in respect
       of 4,800 remuneration shares; Mr. Wong Nang
       Jang [or for the account of such depository
       agent as he may direct] in respect of 4,800
       remuneration shares; and Mr. Patrick Yeoh Khwai
       Hoh [or for the account of such depository
       agent as he may direct] in respect of 4,800
       remuneration shares, as payment in part of
       their respective Non-Executive Directors' remuneration
       for the FYE 31 DEC 2008, the remuneration shares
       to rank in all respects pari passu with the
       existing ordinary shares; and ii) authorize
       any Director of the Bank or the Secretary to
       do all things necessary or desirable to give
       effect to the above

7.     Appoint the Auditors and approve to fix their             Mgmt          For                            For
       remuneration

8.A    Authorize the Directors of the Bank to: (I)               Mgmt          For                            For
       (i) issue ordinary shares in the capital of
       the Bank [ordinary shares] whether by way of
       rights, bonus or otherwise; and/or (ii) make
       or grant offers, agreements or options [collectively,
       Instruments] that might or would require ordinary
       shares to be issued, including but not limited
       to the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into ordinary shares, at any time
       and upon such terms and conditions and for
       such purposes and to such persons as the Directors
       may in their absolute discretion deem fit;
       and (II) [notwithstanding the authority conferred
       by this Resolution may have ceased to be in
       force] issue ordinary shares in pursuance of
       any Instrument made or granted by the Directors
       while this Resolution was in force, provided
       that: (1) the aggregate number of ordinary
       shares to be issued pursuant to this Resolution
       and Resolution 8(b), if passed, [including
       ordinary shares to be issued in pursuance of
       Instruments made or granted pursuant to this
       Resolution] does not exceed 50% of the total
       number of issued ordinary shares in the capital
       of the Bank excluding treasury shares [as calculated
       in accordance with this resolution], of which
       the aggregate number of ordinary shares to
       be issued other than on a pro rata basis to
       shareholders of the Bank [including ordinary
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution
       and/or Resolution 8(b)] does not exceed 50%
       of the issued ordinary shares in the capital
       of the Bank [as calculated in accordance with
       this resolution]; 2) [subject to such manner
       of calculation and adjustments as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [SGXST]] for the purpose of determining
       the aggregate number of ordinary shares that
       may be issued under this Resolution, the total
       number of issued ordinary shares in the capital
       of the Bank excluding treasury shares at the
       time this Resolution is passed, after adjusting
       for: i) new ordinary shares arising from the
       conversion or exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this Resolution is passed; and ii) any
       subsequent bonus issue, consolidation or subdivision
       of ordinary shares; 3) in exercising the authority
       conferred by this Resolution, the Bank shall
       comply with the provisions of the Listing Manual
       of the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Bank; [Authority expires at the
       conclusion of the next AGM of the Bank or the
       date by which the next AGM of the Bank is required
       by Law to be held]

8.B    Authorize the Directors of the Bank to: (I)               Mgmt          For                            For
       (i) issue ordinary shares and/or; and/or (ii)
       make or grant instruments that might or would
       require ordinary shares to be issued, including
       but not limited to the creation and issue of
       [as well as adjustments to] warrants, debentures
       or other instruments convertible into ordinary
       shares, otherwise than on a pro rata basis
       to shareholders of Bank, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit; and (II)
       [notwithstanding the authority conferred by
       this Resolution may have ceased to be in force]
       issue ordinary shares in pursuance of any Instrument
       made or granted by the Directors while this
       Resolution was in force, provided that: (1)
       the aggregate number of ordinary shares to
       be issued pursuant to this Resolution [including
       ordinary shares to be issued in pursuance of
       Instruments made or granted pursuant to this
       Resolution] does not exceed 20% of the total
       number of issued ordinary shares in the capital
       of the Bank excluding treasury shares [as calculated
       in accordance with this Resolution], of which
       the aggregate number of ordinary shares to
       be issued other than on a pro rata basis to
       shareholders of the Bank [including ordinary
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution
       and Resolution 8(a)] does not exceed 50% of
       the issued ordinary shares in the capital of
       the Bank [as calculated in accordance with
       this resolution]; (2) [subject to such manner
       of calculation and adjustments as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [SGXST]) for the purpose of determining
       the aggregate number of ordinary shares that
       may be issued under paragraph (1) above, the
       total number of issued ordinary shares in the
       capital of the Bank excluding treasury shares
       at the time this Resolution is passed, after
       adjusting for: (i) new ordinary shares arising
       from the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time this Resolution is passed; and
       (ii) any subsequent bonus issue, consolidation
       or subdivision of ordinary shares; (3) in exercising
       the authority conferred by this Resolution,
       the Bank shall comply with the provisions of
       the Listing Manual of the SGX-ST for the time
       being in force [unless such compliance has
       been waived by the SGX-ST] and the Articles
       of Association for the time being of the Bank;
       and [Authority expires at the conclusion the
       next AGM of the Bank or the date by which the
       next AGM of the Bank is required by Law to
       be held]

9.     Authorize the Directors of the Bank to: (I)               Mgmt          For                            For
       offer and grant options in accordance with
       the provisions of the OCBC Share Option Scheme
       2001 [the 2001 Scheme] and/or grant rights
       to subscribe for ordinary shares in accordance
       with the provisions of the OCBC Employee Share
       Purchase Plan the Plan]; and (II) allot and
       issue from time to time such number of ordinary
       shares in the capital of the Bank as may be
       required to be issued pursuant to the exercise
       of options under the 2001 Scheme and/or such
       number of ordinary shares in the capital of
       the Bank as may be required to be issued pursuant
       to the exercise of rights to subscribe for
       ordinary shares under the Plan, provided that
       the aggregate number of new ordinary shares
       to be issued pursuant to 2001 Scheme and the
       Plan shall not exceed 5% of the total number
       of issued ordinary shares in the capital of
       the Bank from time to time

10.    Authorize the Directors of the Bank to allot              Mgmt          For                            For
       and issue from time to time such number of
       ordinary shares as may required to be allotted
       and issued pursuant to the OCBC Limited Script
       Dividend Scheme

11.    Authorize the Directors of the Bank to: (i)               Mgmt          Abstain                        Against
       allot and issue preference shares referred
       to in Articles 7A, 7B, 7C, 7D, 7E, 7F, 7G,
       7H, 7I, 7J, 7K, 7L and 7M of the Articles of
       Association of the Bank, other preference shares
       or non-voting shares in the capital of the
       Bank whether by way of rights, bonus or otherwise;
       and/or (ii) make or grant offers, agreements
       or options that might or would require preference
       shares referred to in this resolution or non-voting
       shares to be issued, not being ordinary shares
       to which the authority referred to in Resolution
       8(a) and 8(b) above relates, at any time and
       upon such terms and conditions and for such
       purposes and to such persons as the Directors
       may in their absolute discretion deem fit,
       and [notwithstanding the authority conferred
       by this Resolution may have ceased to be in
       force] issue preference shares referred to
       in this resolution or non-voting shares in
       pursuance of any offers, agreements or options
       made or granted by the Directors while this
       Resolution was in force; and [Authority expires
       at the conclusion of the next AGM of the Bank
       or the date by which the next AGM of the Bank
       is required by Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 OXIANA LTD                                                                                  Agenda Number:  701643896
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q7186A100
    Meeting Type:  OGM
    Meeting Date:  18-Jul-2008
          Ticker:
            ISIN:  AU000000OXR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to change the Company name for the purposes       Mgmt          For                            For
       of Section 157 (1) of the Corporations Act
       2001 and for all other purposes, the Company
       adopt 'OZ Minerals Limited' as the New name
       of the Company

2.1    Re-elect Mr. Owen Leigh Hegarty as a Director             Mgmt          For                            For
       of the Company, who retires in accordance with
       Article 6.3(h)of the Company's Constitution

2.2    Re-elect Mr. Peter Mansell as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       Article 6.3 of the Company's Constitution

2.3    Re-elect Dr. Peter Cassidy  as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Article 6.3 of the Company's Constitution

2.4    Re-elect Mr. Anthony Larkin as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Article 6.3 of the Company's Constitution

2.5    Re-elect Mr. Richard Knight as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Article 6.3 of the Company's Constitution

2.6    Re-elect Mr. Dean Pritchard as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Article 6.3 of the Company's Constitution

3.     Approve to increase the Directors' fee limit              Mgmt          For                            For
       from the maximum total amount of Directors'
       fee payable by the Company to Non-Executive
       Directors by AUD 1,500,000 per annum to a maximum
       of AUD 2,700,000 per annum with effect from
       20 JUN 2008

4.     Approve, for the purposes of Section 200E of              Mgmt          For                            For
       the Corporations Act 2001 and for all other
       purposes the Company benefits payable to Mr.
       Owen Hegarty in connection with his retirement
       as Managing Director and CEO as described in
       the Explanatory Memorandum accompanying the
       notice convening this meeting




--------------------------------------------------------------------------------------------------------------------------
 P & O PRINCESS CRUISES P L C                                                                Agenda Number:  701835689
--------------------------------------------------------------------------------------------------------------------------
        Security:  G19081101
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  GB0031215220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Mr. Micky Arison as a Director of Carnival       Mgmt          For                            For
       Corporation and Carnival plc

2.     Re-elect Mr. Ambassador Richard G. Capen, Jr.             Mgmt          For                            For
       as a Director of Carnival Corporation and Carnival
       plc

3.     Re-elect Mr. Robert H. Dickinson as a Director            Mgmt          For                            For
       of Carnival Corporation and Carnival plc

4.     Re-elect Mr. Arnold W. Donald as a Director               Mgmt          For                            For
       of Carnival Corporation and Carnival plc

5.     Re-elect Mr. Pier Luigi Foschi as a Director              Mgmt          For                            For
       of Carnival Corporation and Carnival plc

6.     Re-elect Mr. Howard S. Frank as a Director of             Mgmt          For                            For
       Carnival Corporation and Carnival plc

7.     Re-elect Mr. Richard J. Glasier as a Director             Mgmt          For                            For
       of Carnival Corporation and Carnival plc

8.     Re-elect Mr. Modesto A. Maidique as a Director            Mgmt          For                            For
       of Carnival Corporation and Carnival plc

9.     Re-elect Sir John Parker as a Director of Carnival        Mgmt          For                            For
       Corporation and Carnival plc

10.    Re-elect Mr. Peter G. Ratcliffe as a Director             Mgmt          For                            For
       of Carnival Corporation and Carnival plc

11.    Re-elect Mr. Stuart Subotnick as a Director               Mgmt          For                            For
       of Carnival Corporation and Carnival plc

12.    Re-elect Mr. Laura Weil as a Director of Carnival         Mgmt          For                            For
       Corporation and Carnival plc

13.    Elect Mr. Randall J. Weisenburger as a Director           Mgmt          For                            For
       of Carnival Corporation and Carnival plc

14.    Re-elect Mr. Uzi Zucker as a Director of Carnival         Mgmt          For                            For
       Corporation and Carnival plc

15.    Re-appoint Carnival plc's as the Independent              Mgmt          For                            For
       Auditors and ratify Carnival Corporation's
       independent registered certified public accounting
       firm

16.    Grant authority for the Carnival plc's Audit              Mgmt          For                            For
       Committee to agree the remuneration of the
       Independent Auditors

17.    Receive the annual accounts & reports of Carnival         Mgmt          For                            For
       plc

18.    Approve the Carnival plc Directors' remuneration          Mgmt          For                            For
       report

19.    Approve to increase the authorized share capital          Mgmt          For                            For
       of Carnival plc

s.20   Approve to restated the Articles of Association           Mgmt          Against                        Against
       of Carnival plc

s.21   Amend the Articles of Association of Carnival             Mgmt          For                            For
       plc with effect from 01 OCT 2009

22.    Approve to renew Carnival plc Section 80 authority        Mgmt          For                            For

s.23   Approve to renew Carnival plc Section 89 authority        Mgmt          For                            For

s.24   Grant authority for Carnival plc to make market           Mgmt          For                            For
       purchases of ordinary shares of USD 1.66 each
       in the capital of Carnival plc

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ORDINARY       Non-Voting    No vote
       RESOLUTIONS CHANGED TO SPECIAL RESOLUTIONS
       AND RECEIPT OF CONSERVATIVE CUT-OFF DATE. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 PAGESJAUNES, SEVRES                                                                         Agenda Number:  701979607
--------------------------------------------------------------------------------------------------------------------------
        Security:  F6954U126
    Meeting Type:  MIX
    Meeting Date:  11-Jun-2009
          Ticker:
            ISIN:  FR0010096354
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 568935 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Report of the Board of Directors                          Non-Voting    No vote

       Reports of the Statutory Auditors on the accounts         Non-Voting    No vote
       for the YE 31 DEC 2008

       Special report of the Statutory Auditors on               Non-Voting    No vote
       the regulated agreements referred to in Article
       L.225-38 of the Commercial Code

       Approval of the agreements referred to the special        Non-Voting    No vote
       report of the Statutory Auditors

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE 31 DEC 2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       31 DEC 2008

O.3    Approve the distribution of profits for the               Mgmt          For                            For
       FYE on 31 DEC 2008

O.4    Approve the agreements referred to in Article             Mgmt          For                            For
       L.225-38 of the Commercial Code

O.5    Authorize the Board of Directors to buy or transfer       Mgmt          Against                        Against
       shares of PagesJaunes Group

O.6    Approve the renewal of Mr. Francois De Carbonnel's        Mgmt          For                            For
       mandate as a Board Member

O.7    Approve the renewal of Mr. Elie Cohen's mandate           Mgmt          For                            For
       as a Board Member

O.8.A  Ratify Mr. Jean-Pierre Remy's appointment as              Mgmt          For                            For
       a Board Member

O.8.B  Approve the renewal of Mr. Jean-Pierre Remy's             Mgmt          Against                        Against
       mandate as a Board Member

O.9    Approve the renewal of Mr. Jacques Garaialde's            Mgmt          Against                        Against
       mandate as a Board Member

O.10   Approve the renewal of Mr. Nicolas Gheysens'              Mgmt          Against                        Against
       mandate as a Board Member

O.11   Approve the renewal of Mr. Remy Sautter's mandate         Mgmt          For                            For
       as a Board Member

O.12   Approve the non renewal of the Board Members'             Mgmt          For                            For
       mandate

O.13   Appoint Mr. Jerome Losson as a Board Member               Mgmt          Against                        Against

O.14   Approve the deliberation pursuant to Article              Mgmt          For                            For
       L.225-42-1 of the Commercial Code relating
       to a commitment whose Mr. Michel Datchary is
       the beneficiary

O.15   Approve the attendance allowances to the Board            Mgmt          For                            For
       of Directors

       Report of the Board of Directors                          Non-Voting    No vote

       Reports of the Statutory Auditors                         Non-Voting    No vote

E.16   Authorize the Board of Directors to issue Company's       Mgmt          For                            For
       shares and securities giving access to the
       Company's capital, with maintenance of preferential
       subscription rights of shareholders

E.17   Authorize the Board of Directors to issue Company's       Mgmt          Against                        Against
       shares and securities giving access to the
       Company's capital, with cancellation of preferential
       subscription rights of shareholders

E.18   Authorize the Board of Directors, in case of              Mgmt          For                            For
       issue, with cancellation of preferential subscription
       rights of shareholders, of shares or securities
       giving access to Company's shares, to fix the
       issue price as determined by the General Assembly

E.19   Authorize the Board of Directors in the event             Mgmt          Against                        Against
       of capital increase with or without cancellation
       of preferential subscription rights of the
       shareholders, to increase the number of shares
       to be issued

E.20   Authorize the Board of Directors to issue shares          Mgmt          Against                        Against
       and securities giving access to shares, in
       case of an exchange of public offer initiated
       by the Company

E.21   Authorize the Board of Directors to issue shares          Mgmt          For                            For
       and securities giving access to shares, to
       pay contributions in kind made to the Company
       and consists of equity securities or securities
       giving access to capital

E.22   Approve the Global limitation of the authorizations       Mgmt          For                            For

E.23   Authorize the Board of Directors to issue securities      Mgmt          For                            For
       giving entitlement to the allocation of debt
       securities

E.24   Authorize the Board of Directors to increase              Mgmt          For                            For
       share capital by incorporation of reserves,
       profits or premiums

E.25   Authorize the Board of Directors to carry out             Mgmt          For                            For
       capital increases reserved for Members of a
       Savings Plan of Group PagesJaunes

E.26   Authorize the Board of Directors to reduce capital        Mgmt          For                            For
       by cancellation of shares

E.27   Authorize the Board of Directors to grant options         Mgmt          For                            For
       to subscribe and/or purchase shares of the
       Company

E.28   Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PANASONIC CORPORATION                                                                       Agenda Number:  701977362
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6354Y104
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3866800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications, Approve Minor Revisions
       Related to Dematerialization of Shares and
       the Other Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PANASONIC ELECTRIC WORKS CO.,LTD.                                                           Agenda Number:  701990663
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6355K103
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3867600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

2.10   Appoint a Director                                        Mgmt          Against                        Against

2.11   Appoint a Director                                        Mgmt          Against                        Against

2.12   Appoint a Director                                        Mgmt          Against                        Against

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PAPERLINX LTD                                                                               Agenda Number:  701712021
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q73258107
    Meeting Type:  AGM
    Meeting Date:  24-Oct-2008
          Ticker:
            ISIN:  AU000000PPX1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements, the Directors'          Non-Voting    No vote
       report and the Auditor's report for the YE
       30 JUN 2008

2.A    Re-elect Mr. Lindsay Yelland as a Director,               Mgmt          For                            For
       who retires, in accordance with the Company's
       Constitution

2.B    Re-elect Dr. Nora Scheinkestel as a Director,             Mgmt          For                            For
       who retires, in accordance with the Company's
       Constitution

2.C    Elect Mr. Harry Boon as a Director, who retires,          Mgmt          For                            For
       in accordance with the Company's Constitution

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008, as specified

4.     Approve the issue, under a Long-Term Incentive            Mgmt          For                            For
       Plan, to the Managing Director, Mr. Thomas
       P Park, of up to 439,510 Performance Share
       Rights and 293,010 Performance Share Options
       to acquire ordinary shares in the capital of
       the Company, subject to achievement of performance
       conditions and on the other terms, as specified

5.     Approve the issue, under a Short-Term Incentive           Mgmt          For                            For
       Plan, to the Managing Director, Mr. Thomas
       P Park, of up to 439,510 Performance Share
       Rights to acquire ordinary shares in the capital
       of the Company, subject to achievement of performance
       conditions and on the other terms, as specified




--------------------------------------------------------------------------------------------------------------------------
 PARMALAT S P A                                                                              Agenda Number:  701838863
--------------------------------------------------------------------------------------------------------------------------
        Security:  T7S73M107
    Meeting Type:  OGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  IT0003826473
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       09 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statements at 31 DEC 2008,          Mgmt          No Action
       Board of Directors report and allocation of
       profits, Board of Auditors report, any adjournment
       thereof

2.     Approve to increase of Audit Firm compensation,           Mgmt          No Action
       any adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 PCCW LTD                                                                                    Agenda Number:  701782698
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6802P120
    Meeting Type:  EGM
    Meeting Date:  30-Dec-2008
          Ticker:
            ISIN:  HK0008011667
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

S.1    Approve, the proposed scheme of arrangement               Mgmt          Against                        Against
       [the Scheme] between PCCW and the holders of
       the Scheme Shares [as specified in the Scheme]
       in the form of the print thereof, which has
       been produced to this meeting and as specified,
       or in such other form and on such terms and
       conditions as may be approved by the High Court
       of the Hong Kong Special Administrative Region,
       for the purposes of giving effect to the Scheme,
       on the Effective Date [as specified in the
       Scheme]: (i) the authorized and issued share
       capital of PCCW shall be reduced by canceling
       and extinguishing the Scheme Shares; (ii) subject
       to and forthwith upon the said reduction of
       share capital taking effect, the authorized
       share capital of PCCW shall be increased to
       its former amount by the creation of such number
       of new Shares [as specified in the Scheme]
       as is equal to the number of Scheme Shares
       cancelled; and PCCW shall apply the credit
       arising in its books of account as a result
       of the said reduction of capital in paying
       up the new Shares referred to in paragraph,
       above in full at par and those new Shares shall
       be allotted and issued, credited as fully paid,
       as to: (1) 74.27% of the aggregate number of
       new Shares referred to in this resolution,
       to Starvest [as specified in the Scheme] and
       (2) 25.73% of the aggregate number of new Shares
       referred to in this resolution, to Netcom BVI
       [and/or CNC, as Netcom BVI shall in its absolute
       discretion direct] [each as specified in the
       Scheme]; and any entitlements to fractions
       of new Shares which may result from that calculation
       shall be allocated and dealt with as between
       Starvest and Netcom BVI as may be agreed between
       Starvest and Netcom BVI; authorize the Directors
       of PCCW to make application to The Stock Exchange
       of Hong Kong Limited [hereinafter called the
       Stock Exchange] for the withdrawal of the listing
       of PCCW's shares on the Stock Exchange, subject
       to the Scheme taking effect; and to do all
       other acts and things as considered by them
       to be necessary or desirable in connection
       with the implementation of the Scheme, including
       [without limitation] the giving of consent
       to any modifications of, or additions to, the
       Scheme, which the High Court of the Hong Kong
       Special Administrative Region may see fit to
       impose and to do all other acts and things
       as considered by them to be necessary or desirable
       in connection with the implementation of the
       Scheme and in relation to the Proposal [as
       specified] as a whole

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PCCW LTD                                                                                    Agenda Number:  701782701
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6802P120
    Meeting Type:  CRT
    Meeting Date:  30-Dec-2008
          Ticker:
            ISIN:  HK0008011667
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       1. THANK YOU.

1.     Approve, with or without modification, a Scheme           Mgmt          Against                        Against
       of Arrangement proposed to be made between
       PCCW Limited ['PCCW'] and the holders of the
       Scheme Shares [the 'Scheme']

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PCCW LTD                                                                                    Agenda Number:  701796837
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6802P120
    Meeting Type:  CRT
    Meeting Date:  04-Feb-2009
          Ticker:
            ISIN:  HK0008011667
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       1. THANK YOU.

1.     Approve, with or without modification, a Scheme           Mgmt          For                            For
       of Arrangement proposed to be made between
       PCCW Limited ['PCCW'] and the holders of the
       Scheme Shares [the 'Scheme']




--------------------------------------------------------------------------------------------------------------------------
 PCCW LTD                                                                                    Agenda Number:  701798021
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6802P120
    Meeting Type:  EGM
    Meeting Date:  04-Feb-2009
          Ticker:
            ISIN:  HK0008011667
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR THIS
       RESOLUTION. THANK YOU.

S.1    Approve, the proposed Scheme of Arrangement               Mgmt          For                            For
       [the Scheme] between PCCW and the holders of
       the Scheme Shares [as specified in the Scheme]
       in the form of the print thereof, or in such
       other form and on such terms and conditions
       as may be approved by the High Court of the
       Hong Kong Special Administrative Region; for
       the purposes of giving effect to the Scheme,
       on the Effective Date [as specified in the
       Scheme]: the authorized and issued share capital
       of PCCW shall be reduced by cancelling and
       extinguishing the Scheme Shares; subject to
       and forthwith upon the said reduction of share
       capital taking effect, to increase the authorized
       share capital of PCCW to its former amount
       by the creation of such number of new Shares
       [as specified in the Scheme] as is equal to
       the number of Scheme Shares cancelled; and
       PCCW shall apply the credit arising in its
       books of account as a result of the said reduction
       of capital in paying up the new Shares referred
       to in this resolution in full at par and those
       new Shares shall be allotted and issued, credited
       as fully paid, as to: 74.27% of the aggregate
       number of new Shares referred to in this resolution,
       to Starvest [as specified in the Scheme]; and
       25.73% of the aggregate number of new Shares
       referred to in resolution, to Netcom BVI [and/or
       Unicom, as Netcom BVI shall in its absolute
       discretion direct] [each as specified in the
       Scheme]; and any entitlements to fractions
       of new Shares which may result from that calculation
       shall be allocated and dealt with as between
       Starvest and Netcom BVI as may be agreed between
       Starvest and Netcom BVI; authorize the Directors
       of PCCW to make application to The Stock Exchange
       of Hong Kong Limited [hereinafter called the
       Stock Exchange] for the withdrawal of the listing
       of PCCW's shares on the Stock Exchange, subject
       to the Scheme taking effect; and to do all
       other acts and things as considered by them
       to be necessary or desirable in connection
       with the implementation of the Scheme, including
       [without limitation] the giving of consent
       to any modifications of, or additions to, the
       Scheme, which the High Court of the Hong Kong
       Special Administrative Region may see fit to
       impose and to do all other acts and things
       as considered by them to be necessary or desirable
       in connection with the implementation of the
       Scheme and in relation to the Improved Proposal
       [as specified in the document of which the
       notice of this resolution forms part] as a
       whole




--------------------------------------------------------------------------------------------------------------------------
 PCCW LTD                                                                                    Agenda Number:  701968490
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6802P120
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  HK0008011667
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       of the Company and the reports of the Directors
       and the Independent Auditors for the YE 31
       DEC 2008

2.a    Re-elect Mr. Chung Cho Yee, Mico as a Director            Mgmt          For                            For

2.b    Re-elect Mr. Lee Chi Hong, Robert as a Director           Mgmt          For                            For

2.c    Re-elect Sir David Ford as a Director                     Mgmt          For                            For

2.d    Re-elect Mr. Lu Yimin as a Director                       Mgmt          For                            For

2.e    Re-elect Sir Roger Lobo as a Director                     Mgmt          For                            For

2.f    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

3.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          Against                        Against
       the Auditor and authorize the Directors to
       fix their remuneration

4.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company and to allot, issue or grant
       securities convertible into such shares, options,
       warrants or similar rights to subscribe for
       any shares in the Company or such convertible
       securities and to make or grant offers, agreements
       and options during and after the end of the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the share capital of the
       Company otherwise than pursuant to: i) a rights
       issue [as specified]; ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares
       of the Company; iii) the exercise of the subscription
       rights under any Option Scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company; or
       iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by any applicable law or the Articles
       of Association of the Company to be held]

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange], or any other Stock Exchange
       on which the securities of the Company or may
       be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for such purposes, shares in
       the Company including any form of depositary
       receipt representing the right to receive such
       shares issued by the Company and subject to
       and in accordance with all applicable laws
       and requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       of this resolution; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by any applicable law or the Articles
       of Association of the Company to be held]

6.     Approve, subject to the passing of Resolution             Mgmt          For                            For
       5, the aggregate nominal amount of the share
       capital of the Company that may be allotted,
       issued and dealt with or agreed conditionally
       or unconditionally to be allotted by the Directors
       pursuant to and in accordance with the mandate
       granted under Resolution 4 be increased and
       extended by the addition of the aggregate nominal
       amount of the share capital of the Company
       which may be repurchased by the Company pursuant
       to and in accordance with the mandate granted
       under Resolution 5, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PEARSON PLC                                                                                 Agenda Number:  701869755
--------------------------------------------------------------------------------------------------------------------------
        Security:  G69651100
    Meeting Type:  AGM
    Meeting Date:  01-May-2009
          Ticker:
            ISIN:  GB0006776081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements                          Mgmt          For                            For

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Re-elect Mr. David Arculus                                Mgmt          For                            For

4.     Re-elect Mr. Terry Burns                                  Mgmt          For                            For

5.     Re-elect Mr. Patrick Cescau                               Mgmt          For                            For

6.     Re-elect Ms. Rona Fairhead                                Mgmt          For                            For

7.     Re-elect Mr. Robin Freestone                              Mgmt          For                            For

8.     Re-elect Ms. Susan Fuhrman                                Mgmt          For                            For

9.     Re-elect Ms. Ken Hydon                                    Mgmt          For                            For

10.    Re-elect Mr. John Makinson                                Mgmt          For                            For

11.    Re-elect Mr. Glen Moreno                                  Mgmt          For                            For

12.    Re-elect Mrs. Marjorie Scardino                           Mgmt          For                            For

13.    Re-appoint Mr. Will Ethridge                              Mgmt          For                            For

14.    Re-appoint Mr. CK. Prahalad                               Mgmt          For                            For

15.    Approve the report on the Directors remuneration          Mgmt          For                            For

16.    Re-appoint the Auditors                                   Mgmt          For                            For

17.    Approve the remuneration of the Auditors                  Mgmt          For                            For

18.    Approve the allotment of shares                           Mgmt          For                            For

19.    Approve the authorize share capital                       Mgmt          For                            For

S.20   Approve the waiver of the pre-emption rights              Mgmt          For                            For

S.21   Grant authority to purchase own shares                    Mgmt          For                            For

S.22   Approve the Articles of Association                       Mgmt          For                            For

S.23   Approve the notice of the meetings                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PENNON GROUP PLC, EXETER                                                                    Agenda Number:  701654457
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8295T213
    Meeting Type:  AGM
    Meeting Date:  31-Jul-2008
          Ticker:
            ISIN:  GB00B18V8630
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the financial statements for the YE 31 MAR
       2008, together with the report of the Auditors

2.     Declare a final dividend of 13.56 pence per               Mgmt          For                            For
       ordinary share recommended by the Directors,
       for the YE 31 MAR 2008, for payment on 01 OCT
       2008

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the FY 2007/08, as specified

4.     Elect Mr. K. G. Harvey as a Director, who is              Mgmt          For                            For
       retiring in accordance with corporate governance
       best Partice

5.     Elect Mr. D. J. Dupont as a Director, who is              Mgmt          For                            For
       retiring in accordance with the Articles of
       Association

6.     Elect Ms. K. M. H. Mortimer as a Director, who            Mgmt          For                            For
       is retiring in accordance with the Articles
       of Association

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Auditors of the Company to hold office until
       the conclusion of the next AGM at which accounts
       are laid before the Company

8.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

9.     Authorize the Company, in accordance with Section         Mgmt          For                            For
       366 of the Companies Act 2006, and all Companies
       that are subsidiaries of the Company at any
       time during the period for which the resolution
       has effect, make political donations to political
       parties and/ or independent election candidates
       not exceeding GBP 75,000 in total; make political
       donations to political organization other than
       parties not exceeding GBP 75,000 in total;
       and incur political expenditure not exceeding
       GBP 75,000 in total; provided that the aggregate
       amount of any such donations and expenditure
       shall not exceed GBP 150,000 during the period
       from the date of this resolution to the date
       of the next AGM  of the Company in 2009 and
       that for the purpose of this resolution the
       term 'Political Donations', 'Political Parties',
       'independent election candidates', 'Political
       Organizations' and 'Political Expenditure'
       have the meanings set out in Section 363 to
       365 of the Companies Act 2006

10.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 6 of the Company's Articles of Association,
       to allot relevant securities up to a maximum
       nominal amount of GBP 30,448,075; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or on 01 OCT 2009]

S.11   Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 7 of the Company's Articles of Association,
       to allot equity securities for cash; for the
       purpose of Paragraph (1) (b) of that Article,
       the nominal amount is limited to GBP 7,227,592;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 01 OCT 2009]

S.12   Approve and adopt, with effect from 01 OCT 2008           Mgmt          Against                        Against
       the Articles of Association as specified, as
       the Articles of Association of the Company
       in substitution for and to the exclusion of
       the current Articles of Association of the
       Company

S.13   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163 of the Companies Act 1985] of
       new ordinary shares of 40.7p each in the capital
       of the Company on such terms and in such manner
       as the Directors of the Company may from time
       to time determine to, provided that the number
       of shares to be purchased be up to 35,516,427
       [not more than 10% of the issued share capital
       of the Company as at 18 JUN 2008], at a minimum
       price of 40.7p and the maximum price not more
       than 105% above the average middle market quotations
       for such ordinary shares derived from the London
       Stock Exchange Daily Official List, over the
       previous 5 business days and the amount stipulated
       by Article 5(I) of the Buyback and Stabilization
       Regulation 2003; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 01 OCT 2009]; and the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 PERNOD-RICARD, PARIS                                                                        Agenda Number:  701724014
--------------------------------------------------------------------------------------------------------------------------
        Security:  F72027109
    Meeting Type:  MIX
    Meeting Date:  05-Nov-2008
          Ticker:
            ISIN:  FR0000120693
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; approve the Company's financial
       statements for the YE in 30 JUN 2008 as presented,
       earnings for the FY: EUR 925,580,852.74, the
       expenses and charges that were not tax deductible
       of EUR 125,815.00 with a corresponding tax
       of EUR 43,322.00

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 925,580,852.74 legal reserve:
       EUR 71,178.48 previous retained earnings: EUR
       517,716,451.00 distributable income: EUR 1,443,226,125.26
       dividends: EUR 289,981,525.68 retained earnings:
       EUR 1,1 53,244,599.58 the shareholders' meeting
       reminds that an interim dividend of EUR 0.63
       was already paid on 03 JUL 2008 the remaining
       dividend of EUR 0.69 will be paid on 18 NOV
       2008, and will entitle natural persons to the
       40% allowance in the event that the Company
       holds some of its own share on such date, the
       amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, as required by law

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial code, and approve the
       said report and the agreements referred to
       therein

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 ET
       L.225.42.1 of the French Commercial Code, and
       approve the said report and the agreements
       referred to therein regarding Mr. Patrick Ricard,
       Chairman

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 ET
       L.225.42.1 of the French Commercial Code, and
       approve the said report and the agreements
       referred to therein concerning Mr. Pierre Pringet,
       Managing Director

O.7    Approve to renew the appointment of Mr. Patrick           Mgmt          For                            For
       Ricard as Director for a 4 year period

O.8    Approve to renew the appointment of Mr. Pierre            Mgmt          For                            For
       Pringuet as Director for a 4 year period

O.9    Approve to renew the appointment of Mr. Rafael            Mgmt          For                            For
       Gonzalez-Gallarza as Director for a 4 year
       period

O.10   Appoint Mr. Wolfgang Colberg as a Director,               Mgmt          For                            For
       for a 4 year period

O.11   Appoint Mr. Cesar Giron as a Director, for a              Mgmt          For                            For
       4 year period

O.12   Approve to award total annual fees of EUR 750,000.00      Mgmt          For                            For
       to the Board of Directors

O.13   Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions specified below: maximum
       purchase price: EUR 125.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 2,746,037,125.00 [Authority expires
       at the end of 18 months] this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 07
       NOV 2007, in its resolution number 8 and to
       take all necessary measures and accomplish
       all necessary formalities

E.14   Grant authority to the Board of Directors to              Mgmt          For                            For
       reduce the share capital, on one or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a stock repurchase plan granted
       by the resolution13 of the present meeting,
       up to a maximum of 10% of the share capital
       over a 24 month period [Authority expires at
       the end of 24 months], this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 07 NOV 2007
       in its resolution number 9

E.15   Grant authority to the Board of Directors to              Mgmt          Against                        Against
       issue warrants giving right to subscribe to
       shares in the event of a public exchange offer
       concerning the Company's shares, [Authority
       expires at the end of 18 months] the global
       nominal amount of shares issued under this
       delegation of authority shall not exceed EUR
       145,000,000.00 and to take all necessary measures
       and accomplish all necessary formalities, this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 07 NOV 2007, in its resolution number
       19

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of employees
       and corporate officers of the Company who are
       members of a Company Savings Plan, [Authority
       expires at the end of 26 months] and for a
       nominal amount that shall not exceed 2% of
       the share capital, this amount shall count
       against the overall value set forth in resolution
       number 11 of the shareholders' meeting dated
       07 NOV 2007, the shareholders meeting decides
       to cancel the shareholders' preferential subscription
       rights, this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 07 NOV 2007, in its
       resolution number 20, and to take all necessary
       measures and accomplish all necessary formalities
       to charge the share issuance cost against the
       related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to one-tenth of the new capital after each
       increase

E.17   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 PERSIMMON PLC                                                                               Agenda Number:  701862903
--------------------------------------------------------------------------------------------------------------------------
        Security:  G70202109
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  GB0006825383
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Director's and the Auditor's reports          Mgmt          For                            For
       and the financial statements for the YE 31
       DEC 2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

3.     Re-elect Mr. John White as a Director                     Mgmt          For                            For

4.     Re-elect Mr. David Thompson as a Director                 Mgmt          For                            For

5.     Re-elect Mr. Hamish Leslie Melville as a Director         Mgmt          For                            For

6.     Re-elect Mr. Nicholas Wrigley as a Director               Mgmt          For                            For

7.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company until the conclusion of the next
       AGM and authorize the Directors to determine
       their remuneration

S.8    Authorize the Company, pursuant to the authorities        Mgmt          For                            For
       contained in its Articles of Association, for
       the purposes of Section 166 of the Companies
       Act 1985 [the 1985 Act], to make market purchases
       [Section 163(3) of the 1985 Act] of up to 30,018,769
       ordinary shares of 10p each in its capital
       [Ordinary Shares], at a minimum price of not
       less than 10p and a maximum price not more
       than 5% above the average of the market value
       per Ordinary Share as derived from the London
       Stock Exchange plc Daily Official List for
       the 5 business days immediately preceding the
       date on which the purchase is made, or the
       higher of the price of the last independent
       trade and the highest current independent bid
       on the London Stock Exchange at the time the
       purchase is carried out; [Authority expires
       at the conclusion of the AGM to be held in
       2010 (except in relation to the purchase of
       Ordinary Shares the contract for which was
       concluded before the date of the expiry of
       the authority and which would or might be completed
       wholly or partly after such date)]

9.     Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80 of the Companies Act 1985 [Act],
       to allot relevant securities [Section 80(2)
       of the 1985 Act] up to an aggregate nominal
       amount of GBP 6,240,856 to such persons and
       upon such conditions as the Directors may determine;
       [Authority expires at the conclusion of the
       AGM to be held in 2010]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 and pursuant to Section 95(1)
       of the Companies Act 1985[the 1985 Act] and
       in substitution for any previous power conferred
       on the Directors pursuant to that Section,
       to allot equity securities pursuant to the
       authority conferred by Resolution 9, disapplying
       the statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a rights issue; b) up to an aggregate
       nominal amount of GBP 1,512,957; [Authority
       expires at the conclusion of the AGM to be
       held in 2010]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.11   Approve that a general meeting of the Company,            Mgmt          Against                        Against
       other than an AGM, may be called on not less
       than 14 clear days' notice, such authority
       to expire at the conclusion of the AGM of the
       Company to be held in 2010




--------------------------------------------------------------------------------------------------------------------------
 PETRO-CDA                                                                                   Agenda Number:  701935732
--------------------------------------------------------------------------------------------------------------------------
        Security:  71644E102
    Meeting Type:  MIX
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  CA71644E1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTIONS
       "1 AND 2" AND "IN FAVOR" OR ''ABSTAIN" ONLY
       FOR RESOLUTION NUMBERS "3.1 to 3.11 AND 4".
       THANK YOU

       To receive the consolidated financial statements          Non-Voting    No vote
       of Petro-Canada for the YE 31 DEC 2008 together
       with the Auditors' report

S.1    Approve the plan of arrangement [the "Arrangement"]       Mgmt          For                            For
       under Section 192 of the Canada Business Corporations
       Act providing for the amalgamation of Suncor
       Energy Incorporation and Petro-Canada, as specified

2.     Approve new Stock Option Plan for the Corporation         Mgmt          For                            For
       resulting from the amalgamation of Petro-Canada
       and Suncor pursuant to the arrangement, conditional
       upon the arrangement becoming effective

3.1    Elect Mr. Ron A. Brenneman as a Director of               Mgmt          For                            For
       Petro-Canada to hold office until the earlier
       of the completion of the arrangement and the
       close of the next AGM

3.2    Elect Mr. Hans Brenninkmeyer as a Director of             Mgmt          For                            For
       Petro-Canada to hold office until the earlier
       of the completion of the arrangement and the
       close of the next AGM

3.3    Elect Mr. Claude Fontaine as a Director of Petro-Canada   Mgmt          For                            For
       to hold office until the earlier of the completion
       of the arrangement and the close of the next
       AGM

3.4    Elect Mr. Paul Haseldonckx as a Director of               Mgmt          For                            For
       Petro-Canada to hold office until the earlier
       of the completion of the arrangement and the
       close of the next AGM

3.5    Elect Mr. Thomas E. Kierans as a Director of              Mgmt          For                            For
       Petro-Canada to hold office until the earlier
       of the completion of the arrangement and the
       close of the next AGM

3.6    Elect Mr. Brian F. MacNeill as a Director of              Mgmt          For                            For
       Petro-Canada to hold office until the earlier
       of the completion of the arrangement and the
       close of the next AGM

3.7    Elect Mr. Maureen McCaw as a Director of Petro-Canada     Mgmt          For                            For
       to hold office until the earlier of the completion
       of the arrangement and the close of the next
       AGM

3.8    Elect Mr. Paul D. Melnuk as a Director of Petro-Canada    Mgmt          For                            For
       to hold office until the earlier of the completion
       of the arrangement and the close of the next
       AGM

3.9    Elect Mr. Guylaine Saucier as a Director of               Mgmt          For                            For
       Petro-Canada to hold office until the earlier
       of the completion of the arrangement and the
       close of the next AGM

3.10   Elect Mr. James W. Simpson as a Director of               Mgmt          For                            For
       Petro-Canada to hold office until the earlier
       of the completion of the arrangement and the
       close of the next AGM

3.11   Elect Mr. Daniel L. Valot as a Director of Petro-Canada   Mgmt          For                            For
       to hold office until the earlier of the completion
       of the arrangement and the close of the next
       AGM

4.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of Petro-Canada until the earlier of the completion
       of the arrangement and the close of the next
       annual meeting of shareholders of Petro-Canada

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PEUGEOT SA, PARIS                                                                           Agenda Number:  701932750
--------------------------------------------------------------------------------------------------------------------------
        Security:  F72313111
    Meeting Type:  MIX
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  FR0000121501
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       2008 FY

O.2    Approve the consolidated accounts for the 2008            Mgmt          For                            For
       FY

O.3    Approve the distribution of profits                       Mgmt          For                            For

O.4    Receive the special report of the Statutory               Mgmt          For                            For
       Auditors on the regulated agreements

O.5    Authorize the Share buyback Program                       Mgmt          Against                        Against

E.6    Approve the Board of Directors to issue securities        Mgmt          Against                        Against
       giving directly or indirectly access to capital
       with maintenance of preferential subscription
       rights

E.7    Approve the Board of Directors to issue securities        Mgmt          Against                        Against
       giving directly or indirectly access to capital
       with cancellation of preferential subscription
       rights

E.8    Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued in case
       of capital increase

E.9    Approve the Board of Directors to carry out               Mgmt          For                            For
       1 or more capital increases reserved for employees

E.10   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       capital through cancellation of shares repurchased
       by the Company

E.11   Authorize the Board of Directors to use the               Mgmt          Against                        Against
       delegations and during a public offer for the
       Company's securities

E.12   Approve the Board of Directors to issue shares            Mgmt          Against                        Against
       subscription warrants during a public offer
       on the Company's securities

E.13   Amend the Article 9 - I of the Statutes                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PHILIPS ELECTRS N V                                                                         Agenda Number:  701837570
--------------------------------------------------------------------------------------------------------------------------
        Security:  N6817P109
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  NL0000009538
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.a    Adoption of the 2008 financial statements.                Mgmt          No Action

2.c    Adoption of the distribution to shareholders              Mgmt          No Action
       of EUR 0.70 per common share against the retained
       earnings.

2.d    Discharge of the responsibilities of the members          Mgmt          No Action
       of the Board of Management.

2.e    Discharge of the responsibilities of the members          Mgmt          No Action
       of the Supervisory Board.

3      Re-appointment of Mr P-J. Sivignon as member              Mgmt          No Action
       of the Board of Management.

4.a    Re-appointment of Mr. J.J. Schiro as member               Mgmt          No Action
       of the Supervisory Board.

4.b    Appointment of Mr. J. van der Veer as member              Mgmt          No Action
       of the Supervisory Board.

4.c    Appointment of Ms. C.A. Poon as member of the             Mgmt          No Action
       Supervisory Board.

5.     Amendment of the Long-Term Incentive Plan.                Mgmt          No Action

6.a    Authorization of the Board of Management to               Mgmt          No Action
       issue or grant rights to acquire shares.

6.b    Authorization of the Board of Management to               Mgmt          No Action
       restrict or exclude pre-emption rights.

7.     Authorization of the Board of Management to               Mgmt          No Action
       acquire shares in the Company.




--------------------------------------------------------------------------------------------------------------------------
 PIONEER CORPORATION                                                                         Agenda Number:  701984937
--------------------------------------------------------------------------------------------------------------------------
        Security:  J63825145
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3780200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

3.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIRELLI & C SPA                                                                             Agenda Number:  701848864
--------------------------------------------------------------------------------------------------------------------------
        Security:  T76434108
    Meeting Type:  OGM
    Meeting Date:  20-Apr-2009
          Ticker:
            ISIN:  IT0000072725
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       21 APR 09. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

O.1    Receive the financial statement at 31DEC 2008,            Mgmt          No Action
       any adjournment thereof

O.2    Appoint the regular Auditors and of alternate             Mgmt          No Action
       Auditors, and the Board of Auditors Chairman,
       and determination of the Board of Auditors
       emoluments

E.1    Approve the reduction of revaluation reserves             Mgmt          No Action
       to cover operating loss




--------------------------------------------------------------------------------------------------------------------------
 PLAYMATES HOLDINGS LTD, HIMILTON                                                            Agenda Number:  701687367
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7130P204
    Meeting Type:  SGM
    Meeting Date:  09-Sep-2008
          Ticker:
            ISIN:  BMG7130P2040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Joint Venture Agreement            Mgmt          For                            For
       dated as of 10 JUL 2008 entered into between
       Playmates Toys Inc., and Giochi Preziosi U.S.A.,
       Inc., [Joint Venture Agreement] relating to
       the setting up of a limited liability the Company
       to be organized in Delaware, United States
       in accordance with the provisions of the Joint
       Venture Agreement for the purpose as stated
       thereunder, which was supplemented on 25 JUL
       2008, as specified, and all transactions as
       contemplated under the Joint Venture Agreement,
       including but not limited to the provision
       of the call option exercisable by Giochi Preziosi
       U.S.A., Inc., and the put option exercisable
       by Playmates Toys Inc., pursuant to the terms
       of the Joint Venture Agreement and authorize
       the Directors of the Company to do all such
       acts and things as they consider necessary
       or expedient at their absolute discretion to
       give effect to the transactions contemplated
       by and implement the Joint Venture Agreement




--------------------------------------------------------------------------------------------------------------------------
 PLAYMATES HOLDINGS LTD, HIMILTON                                                            Agenda Number:  701815120
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7130P204
    Meeting Type:  SGM
    Meeting Date:  03-Mar-2009
          Ticker:
            ISIN:  BMG7130P2040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR BELOW RESOLUTION.
       THANK YOU.

1.     Approve and ratify to enter into the agreement            Mgmt          For                            For
       by the Company, the terms of the agreement,
       the transactions contemplated thereunder [including
       but not limited to the provision of the Charge
       on Deposit in conformity with the provisions
       of the agreement, and the execution of the
       relevant charge on deposit by the relevant
       subsidiary of the Group] and the Annual Cap;
       and authorize the Directors of the Company
       to do for and on behalf of the Company all
       such further acts and things and execute all
       such documents [including but not limited to
       the Charge on Deposit] for and on behalf of
       the Company by hand or under seal, which, at
       their absolute discretion, may be necessary,
       desirable or expedient to give effect to the
       transactions contemplated in the agreement
       and all other matters in relation thereto or
       in connection therewith; capitalized terms
       used herein shall have the same meanings as
       specified




--------------------------------------------------------------------------------------------------------------------------
 POHJOLA BANK PLC, HELSINKI                                                                  Agenda Number:  701840200
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5942F340
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  FI0009003222
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons checking the minuets and              Non-Voting    No vote
       Supervising vote counting

4.     Legality of meeting                                       Non-Voting    No vote

5.     Recording of those present and confirmation               Non-Voting    No vote
       of the list of votes

6.     Presentation of the financial statements, the             Non-Voting    No vote
       report by the Board of Directors and the Auditors'
       report for 2008, President and Chief Executive
       Officer's review

7.     Adopt the financial statements                            Mgmt          For                            For

8.     Approve to pay per-share dividend of EUR 0.23             Mgmt          For                            For
       on Series A shares and EUR 0.20 on Series K
       shares for the FYE on 31 DEC 2008, dividends
       will be paid to shareholders who have been
       entered in the Company's Shareholder Register,
       maintained by Euroclear Finland Limited [formerly
       Finnish Central Securities Depository Ltd],
       by the dividend record date on 01 APR 2009;
       the dividend payment date be 09 APR 2009

9.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the President and Chief Executive
       Officer from liability

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       approve the emoluments payable to the Board
       of Directors monthly Board emoluments be as
       follows: EUR 7,000 payable to the Chairman,
       EUR 5,000 payable to the Vice Chairman and
       EUR 4,000 payable to other Board Members, these
       monthly Board emoluments are treated as pensionable
       salary, in accordance with the proposal, in
       addition, the proposed attendance allowance
       is EUR 500 per Board meeting and Committee
       meeting, it is proposed that daily allowances
       and compensation for travel expenses be payable
       in accordance with the Group's Travel Expenses
       Regulations, the emoluments are equivalent
       to those decided by the AGM in 2008

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       approve that the Board of Directors comprise
       of 8 Members, currently the Board of Directors
       has 8 Members

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       elect, in accordance with their consent, Messrs.
       Merja Auvinen Managing Director, Jukka Hienonen
       President and Chief Executive Officer, Simo
       Kauppi Deputy Managing Director, Professor
       Satu Lahteenmaki, Markku Vesterinen President
       and Chief Executive Officer and Tom von Weymarn
       as the Members of the Board of Directors, the
       Board Members' term of Office terminates upon
       the closing of the AGM following their election;
       in addition, the Board of Directors has a Chairman,
       Mr. Reijo Karhinen, Executive Chairman of OP-Pohjola
       Group, who chairs the Executive Board of the
       central institution of the amalgamation of
       the cooperative banks as referred to in Section
       3 of the Act on Cooperative Banks and Other
       Cooperative Credit Institutions, and a Vice
       Chairman, Mr. Tony Vepsalainen, Vice Chairman
       of the Executive Board of the Central Cooperative
       and President, who acts as the Vice Chairman
       of said central institution by virtue of Article
       12 of the Company's Articles of Association

13.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       approve to pay the Auditors' remuneration based
       on a reasonable invoiced amount

14.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       elect, in accordance with its consent, KPMG
       OY AB, a Firm of Authorized Public Accountant,
       as the Company's Auditor, with the term of
       office terminating upon the closing of the
       AGM following its election

15.    Authorize the Board of Directors to resolve               Mgmt          For                            For
       on one or more share issues against payment
       and/or on granting stock options or other special
       rights as referred to in Chapter 10, Section
       1 of the Finnish Companies Act [624/2006, as
       amended] On 12 FEB 2009, the Company announced
       its intention to proceed with a rights offering
       of approximately EUR 300 million, which the
       Board of Directors aims to execute during spring
       2009, in view of market conditions and within
       the scope of this authorization being proposed
       to the AGM, it is proposed that this authorization
       be exercised for the purpose of strengthening
       the Company's capital structure and for the
       Company to be able to pursue various business
       opportunities; the total number of new Series
       A shares and Series K shares to be subscribed
       in a share issue and/or by virtue of stock
       options or other special rights may not exceed
       235,400,000 and 64,600,000, respectively; the
       authorization contain the right of resolving
       on the terms and conditions of a share issue,
       Stock Options and special rights, and on matters
       relating to these measures, according to the
       proposal, the Board of Directors also has the
       right to determine whether the subscription
       price is to be entered in full or in part in
       the Company's reserve for invested non-restricted
       equity or share capital; [Authority expires
       until the closing of the following AGM]; in
       its authorization proposal, the Board of Directors
       has taken account of the current market conditions
       and may therefore decrease, where necessary,
       before the AGM the proposed number of shares
       to be issued pursuant to the authorization,
       this enables the Board of Directors to monitor
       market conditions until the AGM and determine
       the size of the proposed authorization based
       on the circumstances prevailing at the time
       of the AGM. Should the Board of Directors revise
       its proposal, the revised proposal will be
       published as a Company release before the opening
       of the AGM, at the latest

16.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PORSCHE AUTOMOBIL HOLDING SE, STUTTGART                                                     Agenda Number:  701786228
--------------------------------------------------------------------------------------------------------------------------
        Security:  D6240C122
    Meeting Type:  AGM
    Meeting Date:  30-Jan-2009
          Ticker:
            ISIN:  DE000PAH0038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD.
       THANK YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 09 JAN 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the adopted financial statements,         Non-Voting    No vote
       the approved consolidated financial statements
       and the combined management report for the
       Company and the group for the business year
       2007/2008 [01 AUG 2007-31 JUL 2008] with the
       report of the Supervisory Board

2.     Resolution on the appropriation of the distributable      Non-Voting    No vote
       profit of EUR 2,190,000,000 as follows: Payment
       of a dividend of EUR 2.694 per common share
       Payment of a dividend of EUR 2.70 per preferred
       share EUR 1,718,025,000 shall be allocated
       to the revenue reserve Ex-dividend and payable
       date: 02 FEB 2009

3.     Ratification of the acts of the Board of Managing         Non-Voting    No vote
       Directors

4.     Ratification of the acts of the Supervisory               Non-Voting    No vote
       Board

5.1.   Elections to the Supervisory Board: Mr. Wolfgang          Non-Voting    No vote
       Porsche

5.2.   Elections to the Supervisory Board: Mr. Ulrich            Non-Voting    No vote
       Lehner

5.3.   Elections to the Supervisory Board: Mr. Ferdinand         Non-Voting    No vote
       K. Piech

5.4.   Elections to the Supervisory Board: Mr. Hans              Non-Voting    No vote
       Michel Piech

5.5.   Elections to the Supervisory Board: Mr. Ferdinand         Non-Voting    No vote
       Oliver Porsche

5.6.   Elections to the Supervisory Board: Mr. Hans-Peter        Non-Voting    No vote
       Porsche

6.     Resolution on the remuneration for Members of             Non-Voting    No vote
       the Supervisory Board a) aa) each member of
       the Supervisory Board shall received a fixed
       annual remuneration of EUR 25,000 in proportion
       to the period from 13 NOV 2007 to 31 JUL 2008
       and to the period from 01 AUG 2008 to 30 JAN
       2009 bb) each member of the Supervisory Board
       shall receive an attendance fee of EUR 3,000
       per Supervisory Board meeting and per committee
       meeting; cc) each member of the Supervisory
       Board shall receive a profit-related remuneration
       of EUR 10 per every EUR 1,000,000 of the Company's
       earnings before tax in excess of EUR 300,000,000:-
       for the 2007/2008 FY, proportionately to the
       period from 13 NOV 2007 to 31 JUL 2008-for
       the 3 FY preceding the 2007/2008 FY, proportionately
       to the period from 13 NOV 2007 to 31 JUL 2008-for
       the 2008/2009 FY, proportionately to the period
       from 01 AUG 2008 to 30 JAN 2009-for the 3 FY
       preceding the 2008/2009 FY, proportionately
       to the period from 01 AUG 2008 to 30 JAN 2009
       b) the Chairman shall receive twice, the Deputy
       Chairman one and a half times, the amount under
       a), aa) and cc)

7.     Amendments to Section 9(1) to (3) and Section             Non-Voting    No vote
       18(2) of the Articles of Association, the Board
       of Managing Directors and the works council
       have agreed that employee representatives having
       accepted their election shall be immediately
       admitted to the Supervisory Board; the approval
       by the general meeting is no longer necessary,
       Section 18(2) shall be amended in respect of
       the right of attendance and voting at shareholders,
       meetings being contingent upon shareholders
       registering with the Company by the seventh
       day before the meeting, and providing evidence
       of their shareholding as per the statutory
       record date

8.     Appointment of Auditors for the 2008/2009 FY:             Non-Voting    No vote
       Ernst + Young AG, Stuttgart




--------------------------------------------------------------------------------------------------------------------------
 PORTUGAL TELECOM SGPS SA, LISBOA                                                            Agenda Number:  701848559
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6769Q104
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  PTPTC0AM0009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 540350 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the Management report, balance sheet              Mgmt          No Action
       and accounts for the year 2008

2.     Receive the consolidated Management report,               Mgmt          No Action
       balance sheet and accounts for the year 2008

3.     Approve the application of profits and distribution       Mgmt          No Action
       of reserves

4.     Approve the general appraisal of the Company's            Mgmt          No Action
       Management and Supervision

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       amend the number 1 of Article 18 of the Company's
       Articles of Association

6.     Elect the Members of the corporate bodies and             Mgmt          No Action
       of the compensation committee for the 2009-2011
       term of office

7.     Elect the Chartered Accountant, effective and             Mgmt          No Action
       alternate, for the 2009-2011 term of office

8.     Amend the number 4 of Article 13 of the Company's         Mgmt          No Action
       Article of Association

9.     Approve the acquisition and disposal of own               Mgmt          No Action
       shares

10.    Approve, pursuant to number 4 of Article 8 of             Mgmt          No Action
       the Article of Association, on the parameters
       applicable in the event of any issuance of
       bonds convertible into shares that may be resolved
       upon by the Board of Directors

11.    Approve the suppression of the pre-emptive right          Mgmt          No Action
       of shareholders in the subscription of any
       issuance of convertible bonds as referred to
       under Item 9 hereof as may be resolved upon
       by the Board of Directors

12.    Approve to resolve the issuance of bonds and              Mgmt          No Action
       other securities, of whatever nature, by the
       Board of Directors, and notably on the fixing
       of the value of such securities in accordance
       with number 3 of Article 8 and Paragraph e)
       of number 1 of Article 15 of the Articles of
       Association

13.    Approve to resolve on the acquisition and disposal        Mgmt          No Action
       of own bonds and other own securities




--------------------------------------------------------------------------------------------------------------------------
 POTASH CORP SASK INC                                                                        Agenda Number:  701827771
--------------------------------------------------------------------------------------------------------------------------
        Security:  73755L107
    Meeting Type:  MIX
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA73755L1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTIONS
       3 AND 4 AND "IN FAVOR" OR 'ABSTAIN' ONLY FOR
       RESOLUTIONS 1.1-1.12 AND 2. THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       of the corporation for the FYE 31 DEC 2008
       and the report of the Auditors thereon

1.1    Elect Mr. C.M. Burley as a Board of Director              Mgmt          For                            For
       for 2009

1.2    Elect Mr. W.J. Doyle as a Board of Director               Mgmt          For                            For
       for 2009

1.3    Elect Mr. J.W. Estey as a Board of Director               Mgmt          For                            For
       for 2009

1.4    Elect Mr. C.S. Hoffman as a Board of Director             Mgmt          For                            For
       for 2009

1.5    Elect Mr. D.J. Howe as a Board of Director for            Mgmt          For                            For
       2009

1.6    Elect Ms. A.D. Laberge as a Board of Director             Mgmt          For                            For
       for 2009

1.7    Elect Mr. K.G. Martell as a Board of Director             Mgmt          For                            For
       for 2009

1.8    Elect Mr. J.J. McCaig as a Board of Director              Mgmt          For                            For
       for 2009

1.9    Elect Ms. M. Mogford as a Board of Director               Mgmt          For                            For
       for 2009

1.10   Elect Mr. P.J. Schoenhals as a Board of Director          Mgmt          For                            For
       for 2009

1.11   Elect Mr. E.R. Stromberg as a Board of Director           Mgmt          For                            For
       for 2009

1.12   Elect Ms. E. Viyella de Paliza as a Board of              Mgmt          For                            For
       Director for 2009

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of the Corporation

3.     Authorize the Corporation to implement a new              Mgmt          For                            For
       performance option plan as specified

4.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: approve, that shareholders of Potash
       Corporation of Saskatchewan Inc urge the Board
       of Directors to adopt a policy that Potash
       Corporation of Saskatchewan Inc.'s shareholders
       be given the opportunity at each annual meeting
       of shareholders to vote on an advisory resolution,
       to be proposed by Potash Corporation of Saskatchewan
       Inc.'s Management, ratify the compensation
       of the named Executive Officers set forth in
       the proxy statement, the proposal submitted
       to shareholders should ensure that shareholders
       understand that the vote is non-binding and
       would not affect any compensation paid or awarded
       to any named Executive Officer

       Transact such other business                              Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF TEXT OF RESOLTUION 4. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 POWER CORP CDA                                                                              Agenda Number:  701899710
--------------------------------------------------------------------------------------------------------------------------
        Security:  739239101
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  CA7392391016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTIONS
       "1.1 to 1.18 AND 2" AND 'IN FAVOR' OR 'AGAINST'
       ONLY FOR RESOLUTION NUMBERS "3 to 7". THANK
       YOU.

1.1    Elect Mr. Pierre Beaudoin as a Director                   Mgmt          For                            For

1.2    Elect Mr. Laurent Dassault as a Director                  Mgmt          For                            For

1.3    Elect Mr. Andre Desmarais as a Director                   Mgmt          Against                        Against

1.4    Elect the Hon. Paul Desmarais as a Director               Mgmt          Against                        Against

1.5    Elect Mr. Paul Desmarais, Jr. as a Director               Mgmt          Against                        Against

1.6    Elect Mr. Anthony R. Graham as a Director                 Mgmt          For                            For

1.7    Elect Mr. Robert Gratton as a Director                    Mgmt          Against                        Against

1.8    Elect the Rt. Hon. Donald F. Mazankowski as               Mgmt          For                            For
       a Director

1.9    Elect Mr. Raymond L. McFeetors as a Director              Mgmt          Against                        Against

1.10   Elect Mr. Jerry E.A. Nickerson as a Director              Mgmt          For                            For

1.11   Elect Mr. James R. Nininger as a Director                 Mgmt          For                            For

1.12   Elect Mr. R. Jeffrey Orr as a Director                    Mgmt          Against                        Against

1.13   Elect Mr. Robert Parizeau as a Director                   Mgmt          For                            For

1.14   Elect Mr. Michel Plessis-Belair as a Director             Mgmt          Against                        Against

1.15   Elect Mr. John A. Rae as a Director                       Mgmt          Against                        Against

1.16   Elect Mr. Henri-Paul Rousseau as a Director               Mgmt          Against                        Against

1.17   Elect Mr. Amaury de Seze as a Director                    Mgmt          Against                        Against

1.18   Elect Mr. Emoke J.E. Szathmary as a Director              Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For

       To receive the consolidated financial statements          Non-Voting    No vote
       for the YE 31 DEC 2008 and the Auditor's report
       thereon

3.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           For                            Against
       No. 1: Approve the Board of Directors to adopt
       a governance rule stipulating that the executive
       compensation policy be subject to an advisory
       shareholder vote

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 2: Approve that since men and women currently
       represent such a significant and diverse pool
       of skills and experience from which to select
       a Corporate Director with the appropriate profile,
       it is proposed that the Board of Directors
       adopt a policy stipulating that 50% of new
       nominees for the Board of Directors be women
       until parity between men and women is achieved

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 3: Approve the Board of Directors to adopt
       for the members of the Compensation Committee
       and the external compensation consultants an
       independence policy which is identical to the
       policy governing the members of the Audit Committee
       and the External Auditors

6.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 4: Approve the Board of Directors to adopt
       a governance rule limiting to 4 the number
       of boards on which any of its Directors may
       sit

7.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           For                            Against
       No. 5: Approve the Board of Directors to issue
       a report to shareholders by OCT 2009, at reasonable
       cost and omitting proprietary information describing
       how it evaluates investments according to its
       CSR Statement and commitment to the Universal
       Declaration of Human Rights

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 POWER FINL CORP                                                                             Agenda Number:  701901440
--------------------------------------------------------------------------------------------------------------------------
        Security:  73927C100
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  CA73927C1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       " 1.1 TO 1.17 AND 2". THANK YOU.

1.1    Elect Mr. J. Brian Aune as a Director                     Mgmt          For                            For

1.2    Elect Mr. Marc A. Bibeau as a Director                    Mgmt          For                            For

1.3    Elect Mr. Andre Desmarais as a Director                   Mgmt          For                            For

1.4    Elect The Hon. Paul Desmarais as a Director               Mgmt          Against                        Against

1.5    Elect Mr. Paul Desmarais, JR. as a Director               Mgmt          For                            For

1.6    Elect Mr. Gerald Frere as a Director                      Mgmt          Against                        Against

1.7    Elect Mr. Anthony R. Graham as a Director                 Mgmt          For                            For

1.8    Elect Mr. Robert Gratton as a Director                    Mgmt          For                            For

1.9    Elect Mr. V. Peter Harder as a Director                   Mgmt          For                            For

1.10   Elect The Rt. Hon. Donald F. Mazankowski as               Mgmt          For                            For
       a Director

1.11   Elect Raymond L. McFeetors as a Director                  Mgmt          For                            For

1.12   Elect Mr. Jerry E.A. Nickerson as a Director              Mgmt          For                            For

1.13   Elect Mr. R. Jeffrey Orr as a Director                    Mgmt          For                            For

1.14   Elect Mr. Michel Plessis-Belair as a Director             Mgmt          For                            For

1.15   Elect Mr. Henri-Paul Rousseau as a Director               Mgmt          For                            For

1.16   Elect Mr. Raymond Royer as a Director                     Mgmt          For                            For

1.17   Elect Mr. Emoke Szathmary as a Director                   Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For

       To receive the consolidated financial statements          Non-Voting    No vote
       for the YE 31 DEC 2008 and the Auditors' report
       thereon

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PPR SA, PARIS                                                                               Agenda Number:  701876875
--------------------------------------------------------------------------------------------------------------------------
        Security:  F7440G127
    Meeting Type:  MIX
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  FR0000121485
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

o.1    Receive the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman of the Board of Director and the
       Auditors, approve the Company's financial statements
       for the YE 2008, as presented

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the Company's financial statements as             Mgmt          For                            For
       presented, showing: net earnings of EUR 76,521,207.80
       increased by the previous retained earning
       of EUR 1,624,687,687.06 i.e a distributable
       profit balance of EUR 1,701,208,894.96 and
       resolve to appropriate the distributable earnings
       as specified: to the legal reserve: EUR 0.00,
       to the dividends: EUR 417,632,744.10, to the
       retained earnings: EUR 1,283,576,150.76; receive
       a net dividend of EUR 3.30 per share and will
       entitle to the 40% deduction provided by the
       French General Tax Code, the dividend will
       be paid on 14 MAY 2009, the amount of the unpaid
       dividend on shares held by the Company shall
       be allocated to the retained earnings account
       as required by Law, it is reminded that, for
       the last 3 financial years, the dividends paid,
       were as specified: EUR 2.72, distributed in
       2006 and entitled to the 40% deduction, EUR
       3.00, distributed in 2007 and entitled to the
       10% deduction EUR 3.45, distributed in 2008
       and entitled to the 40% deduction

O.4    Approve the award total annual fees of EUR 66,000.00      Mgmt          For                            For
       to the Directors

O.5    Authorize the Board of Directors to trade in              Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the conditions specified: maximum purchase
       price: EUR 125.00, maximum number of shares
       to be acquired: 10% of the share capital, i.e.
       12,655,537 shares, maximum funds invested in
       the share buybacks: EUR 1,581,942,125.00, the
       number of shares acquired by the Company with
       a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5% of its capital, to take all
       necessary measures and accomplish all necessary
       formalities; [Authority expires after 18 month
       period]; it supersedes the fraction unused
       of the authorization granted by the shareholders
       meeting of 09 JAN 2008

E.6    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with Article L.225-2 of the French Commercial
       Code, up too a maximum of 10% of the share
       capital over a 24 month period and to take
       all necessary measures and accomplish all necessary
       formalities; [Authority is given for a 26 month
       period]; it supercedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 14 MAY 2007

E.7    Authorize the Board of Directors to increase              Mgmt          For                            For
       on one or more occasions, in France or abroad,
       the share capital, by issuance with the shareholder'
       preferred subscription rights maintained, of
       shares and, or any securities giving access
       to capital securities and, or securities giving
       right to the allocation of debt securities;
       the maximum nominal amount of capital increases
       to be carried out under this delegation of
       authority shall not exceed EUR 200,000.000.00
       nominal amount of debt securities issued shall
       not exceed EUR 6,000,000,000.00 and to take
       all necessary measures and accomplish all necessary
       formalities; [Authority is given for a 26 month
       period]; it supercedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 14 MAY 2007

E.8    Authorize the Board of Directors to increase              Mgmt          Against                        Against
       on one or more occasions, in France or abroad
       and, or upon the international market, by way
       of a public offer or by an offer governed by
       Article L.411-2 of the French monetary and
       financial market, the share capital, by issuance,
       with cancellation of the preferential subscription
       rights, of shares and, or any securities giving
       access to capital securities and, or securities
       giving right to the allocation of debt securities;
       the maximum nominal amount of capital increases
       to be carried our under this delegation of
       authority shall not exceed EUR 200,000,000.00
       the nominal amount of Debt Securities issued
       shall not exceed 6,000,000,000.00 ; authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities;
       [Authority is given for a 26 month period];
       it supercedes the fraction unused of the authorization
       granted by the shareholders' meeting of 14
       MAY 2007

E.9    Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, in one or more
       occasions and at its sole discretion, by way
       of capitalizing reserves, profits or issue
       premiums, by issuing bonus shares or raising
       the par value off existing shares, or by a
       combination of these methods; the amount of
       capital increase which may be carried accordingly
       with the present Resolution shall not exceed
       the overall amount of the sums which may be
       capitalized and shall not exceed the overall
       ceiling set fourth in Resolution 12; authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities;
       this delegation is given of a 26 month period;
       it supersedes the fraction unused of the delegation
       grated by the shareholders' meeting of 14 MAY
       2007

E.10   Authorize the Board of Directors to set for               Mgmt          For                            For
       the issues carried out in accordance with Resolution
       8, the issue price of the shares or securities
       giving access to the capital, accordingly with
       the terms and conditions determined by the
       shareholders' meeting, within the limit of
       10% of the Company's share capital per year,
       in the framework of a share capital increase
       by way of issuing shares with cancellation
       of the preferential subscription rights; this
       authorization is give for a 26-month period

E.11   Authorize the Board of Director, according with           Mgmt          Against                        Against
       the delegation granted to it virtue the of
       resolution 7, 8 and 10, to increase the number
       of securities to be issued in the event of
       a capital increase with or without preferential
       subscription right of shareholders at the same
       price as the initial issue, within 30 days
       of the closing of the subscription period and
       within the limit governed by the Article L
       225 -135-1 and R 225-118 of the French Commercial
       Code and within the limit set forth the number
       of securities

E.12   Approve that, the overall nominal amount pertaining       Mgmt          For                            For
       to the capital increase to be carried out with
       the use of the delegation given by the resolutions
       7, 8, 9, 10 and 11 shall not exceed EUR 200,0000,000,00
       the issues of debt securities to be carried
       out with the use of the delegation given by
       the resolution 7, 8, 9, 10 and 11 shall not
       exceed EUR 6,000,000,000,00

E.13   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital with cancellation of the
       shareholders preferential subscription rights
       up to 10 % of the share capital [this ceiling
       of resolution 12 of present shareholders, meeting
       in consideration for the contribution in kind
       granted to the Company and comprised of capital
       securities or securities giving access to share
       capital this authorizations granted for a 26
       month period the shareholders' meeting delegates
       all powers to the Board of Director to takes
       all necessary measure and accomplish all necessary
       formalities

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, by way of issuing shares
       or other securities giving access to the capital,
       in favour of employees and former employees
       of the Company and related Companies or groups,
       who are Members of a Company savings plan;
       authorization is given for a nominal amount
       that shall not exceed EUR 5,062, 215.00; the
       total number of shares which may be subscribed
       accordingly with the present resolution shall
       not exceed 1,265,553 shares; authorize the
       Board of Directors to take all necessary measures
       and accomplish all necessary formalities; this
       authorization is given for a 26-month period;
       it supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 14
       MAY 2007

e.15   Amend Article 10 of the bylaws related to the             Mgmt          For                            For
       spreading renewal of the Directors

O.16   Appoint Mr. Pierre Bellon as the Director for             Mgmt          For                            For
       a 2-year period

O.17   Appoint Mr. Allan Chapin as the Director for              Mgmt          For                            For
       a 2-year period

O.18   Appoint Mr. Luca Cordero as the Director for              Mgmt          For                            For
       a 3-years period

O.19   Appoint Mr. Philippe Lagayette as the Director            Mgmt          For                            For
       for a 3-years period

O.20   Appoint Mr. Francois-Henripinault as the Director         Mgmt          For                            For
       for 4-years period

O.21   Appoint Mrs. Patricia Barbizet as the Director            Mgmt          For                            For
       for 4-years period

O.22   Appoint Mr. Baudouin Prot as the Director for             Mgmt          For                            For
       4-years period

O.23   Appoint Mr. Jean-Philippe Thierrry as the Director        Mgmt          For                            For
       for 4-years period

O.24   Appoint Mr. Aditya Mittal as the Director for             Mgmt          For                            For
       4-years period

O.25   Appoint Mr. Jean-Francois Palus as the Director           Mgmt          For                            For
       for 4-years period

E.26   Grant authority to the bearer of an original,             Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       so others formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 PREMAFIN FINANZIARIA SPA-HOLDING DI PARTECIPAZIONI, MILANO                                  Agenda Number:  701861343
--------------------------------------------------------------------------------------------------------------------------
        Security:  T7737Q155
    Meeting Type:  MIX
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  IT0001475109
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2009 AT 1100 HRS. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Receive the financial statement at 31 DEC 2008;           Mgmt          No Action
       the Board of Directors on Management, the Board
       of the Auditors report in compliance with ART
       153 of Law Decree N 58 1998 and Auditing Company
       report; any adjournment thereof

O.2    Authorize the Auditing Company, as per ART 159            Mgmt          No Action
       of the Law Decree N 58 1998, for the audit
       of the balance sheet of the consolidated balance
       sheet of the semi annual report and the 3 monthly
       audits related to the regular accountancy registration
       and the correct survey of Management for each
       FY of the period 2010 - 2018; determination
       of the emolument in favor to the auditing Company

E.1    Amend the Article 2 of Corporate Bylaws, especially       Mgmt          No Action
       referring to the part that has been fixed by
       the private insurance code, in relation to
       the enrolment to the Insurance Group register
       [Albo Deigruppi Assicurativi]; related resolutions
       and grant authority in order to execute the
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 PREMIER FOODS PLC                                                                           Agenda Number:  701886698
--------------------------------------------------------------------------------------------------------------------------
        Security:  G72186102
    Meeting Type:  AGM
    Meeting Date:  22-May-2009
          Ticker:
            ISIN:  GB00B01QLV45
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and accounts                    Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Elect Mr. Tim Kelly as a Director                         Mgmt          For                            For

4.     Re-elect Mr. David Kappler as a Director                  Mgmt          For                            For

5.     Re-elect Mr. Louise Makin as a Director                   Mgmt          For                            For

6.     Re-appoint and remuneration of the Auditors               Mgmt          Against                        Against

S.7    Grant authority to purchase own shares                    Mgmt          For                            For

S.8    Grant authority to make political donations               Mgmt          For                            For

S.9    Grant authority to hold general meetings on               Mgmt          Against                        Against
       short notice




--------------------------------------------------------------------------------------------------------------------------
 PROMISE CO.,LTD.                                                                            Agenda Number:  701991158
--------------------------------------------------------------------------------------------------------------------------
        Security:  J64083108
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3833750007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.     Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6.     Approve Retirement Allowance for Retiring Directors       Mgmt          Against                        Against
       and Retiring Corporate Auditors, and Payment
       of Accrued Benefits associated with Abolition
       of Retirement Benefit System for Current Corporate
       Officers

7.     Determination of Amount and Content of Stock              Mgmt          For                            For
       Compensation-Type Stock Options for Directors




--------------------------------------------------------------------------------------------------------------------------
 PROSIEBEN SAT.1 MEDIA AG, MUENCHEN                                                          Agenda Number:  701921492
--------------------------------------------------------------------------------------------------------------------------
        Security:  D6216S101
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  DE0007771172
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD.
       THANK YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 14 MAY 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, and the Group financial
       statements and annual report

2.     Resolution on the appropriation of the distributable      Non-Voting    No vote
       profit of EUR 1,899,900,657.51 as follows:
       payment of a dividend of EUR 0.02 per preference
       share EUR 1,897,759,968.77 shall be carried
       forward ex-dividend and payable date: 05 JUN
       2009

3.     Ratification of the Acts of the Board of Managing         Non-Voting    No vote
       Directors Postponement of the ratification
       of the Acts of Peter Christmann, ratification
       of the Acts of the other Members

4.     Ratification of the Acts of the Supervisory               Non-Voting    No vote
       Board

5.     Appointment of Auditors for the 2009 FY: KPMG             Non-Voting    No vote
       AG

6.     Amendment to the Articles of Association Section          Non-Voting    No vote
       8 shall be amended to reflect the reduction
       of the size of the Supervisory Board from 15
       to 9 Members

7.A    Elections to the Supervisory Board, Mr. Robin             Non-Voting    No vote
       Bell Jones

7.B    Elections to the Supervisory Board, Mr. Greg              Non-Voting    No vote
       Dyke

7.C    Elections to the Supervisory Board, Mr. Philipp           Non-Voting    No vote
       Friese

7.D    Elections to the Supervisory Board, Mr. Clive             Non-Voting    No vote
       Hollick

7.E    Elections to the Supervisory Board, Mr. Johannes          Non-Voting    No vote
       Peter Huth

7.F    Elections to the Supervisory Board, Mr. Goetz             Non-Voting    No vote
       Maeuser

7.G    Elections to the Supervisory Board, Mr. Joerg             Non-Voting    No vote
       Rockenhaeuser

7.H    Elections to the Supervisory Board, Mr. Adrianus          Non-Voting    No vote
       Johannes Swartjes

7.I    Elections to the Supervisory Board, Mr. Harald            Non-Voting    No vote
       Wiedmann

8.     Authorization to acquire own shares the Company           Non-Voting    No vote
       shall be authorized to acquire own ordinary
       and/or preference shares of up to 10% of its
       share capital, at prices not deviating more
       than 20% from the market price of the shares,
       on or before 03 DEC 2010, the Company shall
       be authorized to dispose of the shares in a
       manner other than the Stock Exchange or a rights
       offering if they are offered to institutional
       investors, floated on Foreign Stock Exchanges,
       or used for acquisition purposes, the shares
       may also be used within the scope of the Company's
       Stock Incentive Plans

9.     Authorization to use derivatives for the acquisition      Non-Voting    No vote
       of own shares the Company shall be authorized
       to use call and put options for the acquisition
       of own shares as per Item 8

10.    Resolution on the renewal of the authorized               Non-Voting    No vote
       capital, and the correspondent amendments to
       the Articles of Association, the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the share
       capital by up to EUR 109,398,600 through the
       issue of new shares against payment in cash
       and/or kind, on or before 03 JUN 2014, the
       authorization shall include the right to issue
       new preference shares ranking concurrently
       or ahead of the outstanding preference shares
       in respect of the distribution of profits,
       shareholders shall be granted subscription
       rights for the class of shares they hold, except
       for residual amounts, for the issue of shares
       at a price not materially below their market
       price, for the issue of shares against payment
       in kind, and insofar as subscription rights
       are granted to holders of option and conversion
       rights

11.    Resolution on the authorization to issue convertible      Non-Voting    No vote
       or warrant Bonds, the creation of contingent
       capital, and the correspondent amendments to
       the Articles of Association, the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue Bonds of
       up to EUR 1,000,000,000, conferring a conversion
       or option right for new ordinary or preference
       shares, on or before 03 JUN 2014, shareholders
       shall be granted subscription rights, except
       for residual amounts and for the granting of
       such rights to other Bondholders, the Company's
       share capital shall be increased accordingly
       by up to EUR 109,398,600 through the issue
       of new ordinary and/or preference shares, insofar
       as conversion or option rights are exercised

12.    Approval of the control agreement with the Company's      Non-Voting    No vote
       wholly-owned subsidiary 9live Fernsehen GmbH,
       effective for an indeterminate period of time

13.    Approval of the control and Profit Transfer               Non-Voting    No vote
       Agreements with the Company's subsidiaries
       Prosiebensat.1 Dreizehnte Verwaltungsgesellschaft
       MBH, Prosiebensat.1 Vierzehnte Verwaltungsgesellschaft
       MBH, and Prosiebensat.1 Fuenfzehnte Verwaltungsgesellschaft
       MBH, effective for a period of at least 5 years

14.    Amendment to the Articles of Association in               Non-Voting    No vote
       connection with the Risk Limitation Act Section
       16 shall be amended in respect of the exemption
       from the disclosure obligations pursuant to
       Section 27a[1] of the German Securities Trading
       Act

15.    Amendments to the Articles of Association in              Non-Voting    No vote
       connection with the Shareholder Rights Directive
       Implementation Law [ARUG] Section 14 shall
       be amended in respect of shareholder participation
       in and voting at shareholders' meetings being
       contingent upon registering with the Company
       before the statutory deadline

16.    Further Amendment to the Articles of Association          Non-Voting    No vote
       in connection with the Shareholder Rights Directive
       Implementation Law [ARUG] Section 15 shall
       be amended in respect of the Company being
       authorized to transmit the shareholders' meeting
       by audiovisual means

17.    Amendment to the Articles of Association in               Non-Voting    No vote
       respect of the Supervisory Board remuneration
       section 12 shall be amended to reflect the
       reduction of the fixed annual remuneration
       to EUR 50,000 and the increase of the attendance
       fee for Members of the Audit and Finance Committee
       to EUR 3,000




--------------------------------------------------------------------------------------------------------------------------
 PROSIEBEN SAT.1 MEDIA AG, MUENCHEN                                                          Agenda Number:  701921505
--------------------------------------------------------------------------------------------------------------------------
        Security:  D6216S101
    Meeting Type:  SGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  DE0007771172
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 14 MAY 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       THIS IS A SEPARATE GENERAL MEETING OF VORZUGSAKTIONAERE   Non-Voting    No vote

1.     Separate resolution of the preference shareholders        Mgmt          Against                        Against
       on the approval of the resolution of the AGM
       of the same day on the renewal of the authorized
       capital and the corresponding amendments to
       the Articles of Association, as follows: the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the share capital by up to EUR
       109,398,600 through the issue of new shares
       against payment in cash and/or kind, on or
       before 03 JUN 2014, the authorization shall
       include the right to issue new preference shares
       ranking concurrently or ahead of the outstanding
       preference shares in respect of the distribution
       of profits, shareholders shall be granted subscription
       rights for the class of shares they hold, except
       for residual amounts, for the issue of shares
       at a price not materially below their market
       price, for the issue of shares against payment
       in kind, and insofar as subscription rights
       are granted to holders of option and conversion
       rights

2.     Separate resolutions of the preference shareholders       Mgmt          For                            For
       on the approval of the resolutions of the AGM
       of the same day on the authorization to issue
       convertible or warrant bonds, the creation
       of contingent capital and the corresponding
       amendments to the Articles of Association,
       as follows: the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to issue bonds of up to
       EUR 1,000,000,000, conferring a conversion
       or option right for new ordinary or preference
       shares, on or before 03 JUN 2014, shareholders
       shall be granted subscription rights, except
       for residual amounts and for the granting of
       such rights to other bondholders; Prosiebensat.1
       Media Ag published a record date: 14 MAY 2009
       [start of business day]; the Company's share
       capital shall be increased accordingly by up
       to EUR 109,398,600 through the issue of new
       ordinary and/or preference shares, insofar
       as conversion or option rights are exercised




--------------------------------------------------------------------------------------------------------------------------
 PRUDENTIAL PLC, LONDON                                                                      Agenda Number:  701905981
--------------------------------------------------------------------------------------------------------------------------
        Security:  G72899100
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  GB0007099541
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' Report and the Financial           Mgmt          For                            For
       Statements

2.     Approve the Directors remuneration report                 Mgmt          For                            For

3.     Elect MR. H. M. McGrath as a Director                     Mgmt          For                            For

4.     Re-elect Mr.  M. E. Tucker as a Director                  Mgmt          For                            For

5.     Re-elect Mr. M. G. A. McLintock as a Director             Mgmt          For                            For

6.     Re-elect Mr. N. E. T. Prettejohn as a director            Mgmt          For                            For

7.     Re-appoint KPMG Audit Plc as Auditor                      Mgmt          For                            For

8.     Authorize the Directors to determine the amount           Mgmt          For                            For
       of the Auditors remuneration

9.     Declare a final dividend of 12.91 pence per               Mgmt          For                            For
       ordinary share of the Company

10.    Approve the renewal of authority to allot ordinary        Mgmt          For                            For
       shares

11.    Approve the additional authority to allot ordinary        Mgmt          For                            For
       shares for rights issues

12.    Approve the renewal of authority to allot preference      Mgmt          For                            For

S.13   Approve the renewal of authority for disapplication       Mgmt          For                            For
       of pre-emption rights

S.14   Approve the renewal of authority for purchase             Mgmt          For                            For
       of own shares

S.15   Amendments the Articles of Association Companies          Mgmt          For                            For
       Act 2006

S.16   Approve the notice for general meeting                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PRYSMIAN SPA                                                                                Agenda Number:  701846682
--------------------------------------------------------------------------------------------------------------------------
        Security:  T7630L105
    Meeting Type:  OGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  IT0004176001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL 09
       APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 541057 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       destination of profits proposal, the Board
       of Directors and the Auditors and the Independent
       Auditors report, any adjournment thereof

2.     Approve the integration of the Board of Auditors          Mgmt          No Action

3.     Authorize the buy back, cancellation of Resolution        Mgmt          No Action
       of OGM held on 15 APR 2008, any adjournment
       thereof

4.     Approve the cancellation of the Directors, and            Mgmt          No Action
       appointment and the emoluments of the new Board
       of Directors




--------------------------------------------------------------------------------------------------------------------------
 PUBLIC POWER CORP OF GREECE                                                                 Agenda Number:  701658544
--------------------------------------------------------------------------------------------------------------------------
        Security:  X7023M103
    Meeting Type:  EGM
    Meeting Date:  31-Jul-2008
          Ticker:
            ISIN:  GRS434003000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE AN A REPETITIVE
       MEETING ON 11 AUG 2008. ALSO, YOUR VOTING INSTRUCTIONS
       WILL NOT BE CARRIED OVER TO THE SECOND CALL.
       ALL VOTES RECEIVED ON THIS MEETING WILL BE
       DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THE REPETITIVE MEETING. PLEASE BE ALSO ADVISED
       THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
       QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Elect the new Board of Director Member, as a              Mgmt          No Action
       representative of the shareholders minority,
       in accordance to Law and Articles 20 Paragraph
       1 and 10, Paragraph 5 of the Company Articles
       of Association, due to the resignation of the
       previous Member




--------------------------------------------------------------------------------------------------------------------------
 PUBLIC POWER CORP OF GREECE                                                                 Agenda Number:  701980030
--------------------------------------------------------------------------------------------------------------------------
        Security:  X7023M103
    Meeting Type:  OGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  GRS434003000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's and the consolidated financial      Mgmt          No Action
       statements for 2008

2.     Approve the non-distribution of dividend for              Mgmt          No Action
       2008

3.     Approve to release of the Members of the Board            Mgmt          No Action
       of Directors and of the Chartered Accountants
       from any responsibility for compensation concerning
       the fiscal year from 01 JAN 2008 to 31 DEC
       2008 pursuant to Article 35 of codified law
       2190.1920

4.     Approve the validation of the election of new             Mgmt          No Action
       Board Members and their status

5.     Amend the Articles 10, 11, 12, 18, 20, 21, 23,            Mgmt          No Action
       24, 25, 26, 30, 31, 32  , 34, 35, 36 and abolition
       of chapter g - Article 37 of the Articles of
       Incorporation

6.     Approve the Board of Director's salaries and              Mgmt          No Action
       benefits for 2008 and pre-approval of them
       for 2009

7.     Appoint the Chartered Accountants for the fiscal          Mgmt          No Action
       year from 01 JAN 2009 to 31 DEC 2009 pursuant
       to Articles 31 and 32 of the Articles of incorporation
       of the Company and approval of the Chartered
       Accountants remuneration for the above mentioned
       fiscal  year

8.     Announcements and other issues                            Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 PUBLICIS GROUPE SA, PARIS                                                                   Agenda Number:  701932774
--------------------------------------------------------------------------------------------------------------------------
        Security:  F7607Z165
    Meeting Type:  MIX
    Meeting Date:  09-Jun-2009
          Ticker:
            ISIN:  FR0000130577
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Management report of the Board of Directors               Non-Voting    No vote

       Report of the Supervisory Board and of its Chairperson    Non-Voting    No vote

       Report of the Statutory Auditors                          Non-Voting    No vote

       Approval of the transactions and of the annual            Non-Voting    No vote
       accounts for the 2008 FY

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       2008 FY

O.2    Approve the consolidated accounts for the 2008            Mgmt          For                            For
       FY

O.3    Approve the distribution of profits for the               Mgmt          For                            For
       2008 FY and determination of dividends

O.4    Grant discharge to the Board of Directors                 Mgmt          For                            For

O.5    Grant discharge to the Supervisory Members                Mgmt          For                            For

O.6    Approve the regulated agreements referred to              Mgmt          For                            For
       in Article L.225-86 of the Commercial Code

O.7    Ratify the appointment of Mr. Tadashi Ishii               Mgmt          For                            For
       as a new Supervisory Member

O.8    Grant authority to the general assembly for               Mgmt          Against                        Against
       the Board of Directors to allow the Company
       to operate on its own shares

E.9    Grant authority to the General Assembly for               Mgmt          For                            For
       the Board of Directors to reduce the capital
       by cancellation of own shares

E.10   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       decide the issue, with maintenance of preferential
       subscription rights, of shares or securities
       giving access or possibly giving access to
       capital or giving right to the allocation of
       debt securities

E.11   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       decide the issue, without preferential subscription
       rights, of shares or securities giving access
       or possibly giving access to capital or giving
       right to the allocation of debt securities

E.12   Authorize the Board of Directors to proceed               Mgmt          For                            For
       with the issue, without preferential subscription
       rights, shares or equity securities, the limit
       of 10% with the faculty of setting the issue
       price

E.13   Authorize the Board of Directors in order to              Mgmt          For                            For
       decide to increase the capital by capitalization
       of reserves, profits, premiums or others whose
       capitalization is statutorily and legally possible

E.14   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       decide the issue of shares or various securities
       in case of public offer initiated by the Company

E.15   Authorize the Board of Directors to proceed               Mgmt          Against                        Against
       with the issue of shares or various securities
       to pay contributions in kind to the Company
       with in the limit of 10% of the share capital

E.16   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of shares or securities to be issued
       in case of capital increase with or without
       preferential subscription rights of shareholders
       within the limit of 15% of the initial issue

E.17   Authorize the granted by the General Assembly             Mgmt          For                            For
       for the Board of Directors to increase the
       share capital by issuing equity securities
       or securities giving access to the Company's
       capital, with cancellation of preferential
       subscription rights, for the benefit of members
       of a Company Savings Plan

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, with cancellation of preferential
       subscription rights of shareholders, for the
       benefit of certain categories of beneficiaries

E.19   Approve the overall cap of capital increases              Mgmt          For                            For
       carried out pursuant to the authorizations
       and delegations given to the Board of Directors

E.20   Approve the faculty to use the authorizations             Mgmt          Against                        Against
       and delegations given by the assembly in case
       of public offer for the Company

OE.21  Grant power                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PUNCH TAVERNS PLC                                                                           Agenda Number:  701783652
--------------------------------------------------------------------------------------------------------------------------
        Security:  G73003108
    Meeting Type:  AGM
    Meeting Date:  14-Jan-2009
          Ticker:
            ISIN:  GB0031552861
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and financial statements        Mgmt          For                            For
       of the Company for the YE 23 AUG 2008

2.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next general meeting at which accounts
       laid before the Company and that their remuneration
       be determined by the Directors

3.     Approve the report on Directors' remuneration             Mgmt          For                            For
       for the YE 23 AUG 2008

4.     Authorize the Company and all the Companies               Mgmt          For                            For
       that are the Company's subsidiaries at any
       time during the period for which this resolution
       has effected, in accordance with Section 366
       of the Companies Act 2006 [the '2006' Act],
       to: make political donations [as defined in
       Section 364 of the 2006 Act] to political parties
       [as defined in Section 363 of the 2006 Act]
       in aggregate not exceeding GBP 50,000; make
       political donations [as defined in Section
       364 of the 2006 Act] to political organizations
       other than political parties [as defined in
       Section 363 of such Act] in aggregate not exceeding
       GBP 50,000; and to incur political expenditure
       [as defined in Section 365 of the 2006 Act]
       in aggregate not exceeding GBP 50,000; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or after 15 months
       from the date passing of this resolution];
       and that, in any event, the aggregate amount
       of political donations and political expenditure
       made or incurred by the Company and its subsidiaries
       pursuant to this resolution shall not exceed
       GBP 150,000

5.     Authorize the Directors of the Company, in substitution   Mgmt          For                            For
       for any existing authorities and prior to the
       passing of this resolution, [but without prejudice
       to any allotments made pursuant to the authority
       granted on 16 JAN 2008], to allot relevant
       securities [within the meaning of Section 80
       of the Companies Act 1985 [the '1985 Act']]
       up to an aggregate nominal amount of GBP 42,109
       [representing approximately 33% of the Company's
       ordinary shares in issue [excluding treasury
       shares] as at 28 NOV 2008]; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or after 15 months from the
       date of passing of this resolution]; and the
       Directors may allot relevant securities in
       pursuance of such an offer or agreement as
       if the authority conferred hereby had not expired

6.     Elect Mr. Mike Tye as a Director of the Company           Mgmt          For                            For

7.     Elect Mr. Roger Whiteside as a Director of the            Mgmt          For                            For
       Company

8.     Re-elect Mr. Giles Thorley as a Director of               Mgmt          For                            For
       the Company

S.9    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the 1985 Act, in substitution of any
       existing authorities and powers granted to
       Directors prior to the passing of this resolution,
       to allot equity securities [within the meaning
       of Section 94 of the 1985 Act] for cash pursuant
       to the authority conferred by Resolution 5
       above and/or where such an allotment constitutes
       an allotment of equity securities by virtue
       of Section 94(3A) of the 1985 Act, as if sub-section
       (1)of Section 89 of the 1985 Act did not apply
       to any such allotment provided that this power
       shall be limited to the allotment of equity
       securities: in connection with an offer of
       such securities by way of rights to holders
       of ordinary shares [excluding any holder of
       shares as treasury shares] in proportion to
       their respective holdings of such shares, but
       subject to such exclusions or other arrangements
       as the Directors deem necessary or expedient
       in relation to fractional entitlements or legal
       or practical problems arising under the laws
       of, or the requirements of any regulatory body
       or any stock exchange in, any territory or
       otherwise howsoever; and, up to an aggregate
       nominal value of GBP 6,380; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or after 15 months from the
       date of passing of this resolution]; and the
       Directors may allot relevant securities in
       pursuance of such an offer or agreement as
       if the authority conferred hereby had not expired

S.10   Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the 1985 Act, to make market purchases
       [within the meaning of Section 163 of the 1985
       Act] of 26,661,883 own ordinary shares at the
       minimum price to be paid for each ordinary
       share not less than the nominal value of such
       share and the maximum price to be paid for
       each ordinary share be the higher of (i) an
       amount equal to 5% above the average of the
       middle market quotation for the Company's ordinary
       shares as derived from the London Stock Exchange's
       Daily Official List for the 5 business days
       prior to the purchase being made and (ii) the
       higher of the price of the last independent
       trade and the highest current independent bid
       on the London Stock Exchange at the time the
       purchase is carried out; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 15 months after the date
       on which this resolution is passed]; and the
       Company may purchase the ordinary shares pursuant
       to such offer or agreement as if the authority
       conferred hereby had not expired

S.11   Approve that, with effect from [and including]            Mgmt          For                            For
       the date on which Section 28 of the 2006 Act
       is brought into force, the provisions of the
       Company's Memorandum of Association which,
       by virtue of Section 28 of the 2006 Act, are
       to be treated as part of the Company's Articles
       of Association, be removed and any limit previously
       imposed on the Company's authorized share capital
       whether by the Company's Memorandum or Articles
       of Association or by resolution in general
       meeting be removed; and adopt, with effect
       from [and including] the date on which all
       Sections of Parts 17 and 18 of the 2006 Act
       is brought into force, the Articles of Association
       produced to the meeting as the Articles of
       Association of the Company in substitution
       for, and to the exclusion of the existing Articles
       of Association

       PLEASE NOTE THAT THIS IS A REVISION DUE RECEIPT           Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PUNCH TAVERNS PLC, BURTON UPON TRENT STAFFORDSHIRE                                          Agenda Number:  701700862
--------------------------------------------------------------------------------------------------------------------------
        Security:  G73003108
    Meeting Type:  OGM
    Meeting Date:  24-Sep-2008
          Ticker:
            ISIN:  GB0031552861
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Adopt the amended form of the Articles of Association     Mgmt          For                            For
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 QANTAS AIRWAYS LTD                                                                          Agenda Number:  701744535
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q77974105
    Meeting Type:  AGM
    Meeting Date:  28-Nov-2008
          Ticker:
            ISIN:  AU000000QAN2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting    No vote
       report and the Independent Audit report of
       Qantas Airways Limited for the FYE 30 JUN 2008

2.1    Elect Mr. Alan Joyce as an Executive Director             Mgmt          For                            For
       of Qantas Airways Limited, pursuant to Clause
       6.5(a) of the Constitution, who retires in
       accordance with the Constitution

2.2    Elect Mr. Colin Storrie as an Executive Director          Mgmt          For                            For
       of Qantas Airways Limited, pursuant to Clause
       6.5(a) of the Constitution, who retires in
       accordance with the Constitution

2.3    Elect Mr. Richard Goodmanson as a Non-executive           Mgmt          For                            For
       Director of Qantas Airways Limited, pursuant
       to Clause 6.5(a) of the Constitution, who retires
       in accordance with the Constitution

2.4    Elect Mr. Paul Rayner as a Non-executive Director         Mgmt          For                            For
       of Qantas Airways Limited, pursuant to Clause
       6.5(a) of the Constitution, who retires in
       accordance with the Constitution

2.5    Elect Mr. Barbara Ward as a Non-executive Director        Mgmt          For                            For
       of Qantas Airways Limited, pursuant to Clause
       6.5(a) of the Constitution, who retires in
       accordance with the Constitution

2.6    Re-elect Mr. Patricia Cross as a Non-executive            Mgmt          For                            For
       Director of Qantas Airways Limited, who retires
       in accordance with the Constitution

2.7    Re-elect Mr. John Schubert as a Non-executive             Mgmt          For                            For
       Director of Qantas Airways Limited, who retires
       in accordance with the Constitution

3.1    Approve to participate Mr. Alan Joyce, the Chief          Mgmt          For                            For
       Executive Officer Designate, in the Qantas
       Deferred Share Plan as is contemplated as specified

3.2    Approve to participate Mr. Colin Storrie, the             Mgmt          For                            For
       Chief Financial Officer, in the Qantas Deferred
       Share Plan as is contemplated as specified

4.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008 [as specified in the Directors' report]




--------------------------------------------------------------------------------------------------------------------------
 QBE INSURANCE GROUP LTD                                                                     Agenda Number:  701835576
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q78063114
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  AU000000QBE9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial reports and the reports             Non-Voting    No vote
       of the Directors and the Auditors of the Company
       for the YE 31 DEC 2008

2.     Adopt the remuneration report of the Company              Mgmt          For                            For
       for the FYE 31 DEC 2008

3.     Ratify the Company, for the purposes of ASX               Mgmt          For                            For
       Listing Rule 7.4 and for all other purposes,
       the Company ratify the allotment and issue
       of 97,560,976 shares [at an issue price of
       AUD 20.50 per share] on 04 DEC 2008 to institutional
       investors

S.4    Approve to renews proportional takeover approval          Mgmt          For                            For
       provisions in the form as specefied in Clauses
       117 to 119 of the Company's constitution, for
       the purposes of Section 648G of the Corporations
       Act

5.A    Re-elect Mr. E.J. Cloney as a Director of the             Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Clause 76 of the Company's constitution

5.B    Re-elect Ms. I.F. Hudson as a Director of the             Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Clause 76 of the Company's constitution

5.C    Re-elect Ms. B.J. Hutchinson as a Director of             Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with Clause 76 of the Company's constitution

5.D    Re-elect Ms. I.Y.L. Lee as a Director of the              Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Clause 76 of the Company's constitution




--------------------------------------------------------------------------------------------------------------------------
 QUEBECOR INC                                                                                Agenda Number:  701884480
--------------------------------------------------------------------------------------------------------------------------
        Security:  748193208
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  CA7481932084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       3 AND 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1 AND 2. THANK YOU.

       Receive the consolidated financial statements             Non-Voting    No vote
       of the Company for the YE 31 DEC 2008 and the
       Auditor's report thereon

1.     Elect the Class A Directors and the Class B               Mgmt          For                            For
       Directors as specified

2.     Re-appoint Ernst & Young LLP as the Auditor               Mgmt          For                            For
       and authorize the Board of Directors to fix
       its remuneration

3.     Amend Section 4 of the special By-Law 'J' [General        Mgmt          For                            For
       By-Laws], as specified

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 RAIFFEISEN INTERNATIONAL BANK-HOLDING AG, WIEN                                              Agenda Number:  701957029
--------------------------------------------------------------------------------------------------------------------------
        Security:  A7111G104
    Meeting Type:  OGM
    Meeting Date:  09-Jun-2009
          Ticker:
            ISIN:  AT0000606306
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the financial statements and the Management         Mgmt          No Action
       report and of the consolidated financial statements
       and the group Management report as at 31 DEC
       2008, as well as of the report of the Supervisory
       Board on the 2008 business year

2.     Approve the appropriation of the balance sheet            Mgmt          No Action
       profit shown as at 31 DEC 2008

3.     Approve the acts of the Members of the Managing           Mgmt          No Action
       Board during the 2008 business year

4.     Approve the acts of the Members of the Supervisory        Mgmt          No Action
       Board during the 2008 business year

5.     Approve to establish the remuneration of the              Mgmt          No Action
       Members of the Supervisory Board for the 2008
       business year

6.     Elect the Supervisory Board                               Mgmt          No Action

7.     Elect the Auditor for the financial statements            Mgmt          No Action
       and approve the consolidated financial statements
       for the 2009 business year

8.     Authorize the Managing Board pursuant to Article          Mgmt          No Action
       174 of the Austrian Joint Stock Companies act
       to issue with the approval of the Supervisory
       Board, participation rights, also in several
       tranches, within 5 years as of the date of
       the resolution, for a maximum total amount
       of EUR 2,000,000,000.00 and approve to determine
       the terms and conditions, the subscription
       right of shareholders is excluded




--------------------------------------------------------------------------------------------------------------------------
 RALLYE SA, PARIS                                                                            Agenda Number:  701939881
--------------------------------------------------------------------------------------------------------------------------
        Security:  F43743107
    Meeting Type:  MIX
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  FR0000060618
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Report of the Board of Directors on the Company's         Non-Voting    No vote
       activities during the FYE 31 DEC 2008

       Reports of Statutory Auditors                             Non-Voting    No vote

O.1    Approve the annual accounts for the FYE 31 DEC            Mgmt          For                            For
       2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       31 DEC 2008

O.3    Approve the distribution of profits of the Company        Mgmt          For                            For

O.4    Approve the agreements referred to in Article             Mgmt          For                            For
       L 225-38 of the Commercial Code

O.5    Elect Mr. Philippe Charrier as a Director                 Mgmt          For                            For

O.6    Reelect Mr. Andre Crestey as a Director                   Mgmt          Against                        Against

O.7    Re-elect Mr. Jean Chodron De Courcel as a Director        Mgmt          For                            For

O.8    Re-elect Mr. Jacques Dermagne as a Director               Mgmt          For                            For

O.9    Re-elect Mr. Jacques Dumas as a Director                  Mgmt          Against                        Against

O.10   Re-elect Mr. Pierre Feraud as a Director                  Mgmt          Against                        Against

O.11   Re-elect Mr. Jeancharles Naouri as a Director             Mgmt          Against                        Against

O.12   Re-elect Mr. Christian Paillot as a Director              Mgmt          For                            For

O.13   Re-elect Mr. Gilbert Torelli as a Director                Mgmt          For                            For

O.14   Re-elect Mr. Finatis as a Director                        Mgmt          Against                        Against

O.15   Re-elect Mr. Fonciere Euris as a director                 Mgmt          Against                        Against

O.16   Re-elect Mr. Euris as a Director                          Mgmt          Against                        Against

O.17   Re-elect Mr. Matignon Corbeil Centre as a Director        Mgmt          Against                        Against

O.18   Re-appoint Mr. Jean Levy as a Censor                      Mgmt          For                            For

O.19   Authorize the Company to purchase its own shares          Mgmt          Against                        Against

       Report of the Board of Directors                          Non-Voting    No vote

       Reports of Statutory Auditors                             Non-Voting    No vote

E.20   Authorize the Board of Directors to issue shares          Mgmt          Against                        Against
       or securities giving the right to award new
       or existing shares of the Company or existing
       shares of any Company which owns directly or
       indirectly more than 50% of the capital or
       debt securities in case of issue of new shares
       with maintenance of preferential subscription
       rights

E.21   Authorize the Board of Directors to issue shares          Mgmt          Against                        Against
       or securities giving the right to award new
       or existing shares of the Company or existing
       shares of any Company which owns directly or
       indirectly more than 50% of the capital or
       debt securities in case of issue of new shares
       with cancellation of preferential subscription
       rights

E.22   Authorize the Board of Directors to fix the               Mgmt          For                            For
       price of issues achieved without preferential
       subscription rights under the terms determined
       by the general assembly referred to in Article
       L.225-136 of the Commercial Code

E.23   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued in connection
       with capital increases made with or without
       preferential subscription rights

E.24   Authorize the Board of Directors to increase              Mgmt          For                            For
       capital by capitalization of reserves, profits,
       premiums or other amounts whose capitalization
       is permitted

E.25   Authorize the Board of Directors, within the              Mgmt          Against                        Against
       limit of 10% of the Company's capital, to issue
       shares or securities giving access to capital,
       in order to remunerate contributions in kind
       made to the Company and consisting of equity
       securities or securities giving access to capital

E.26   Approve the global limitation of the financial            Mgmt          For                            For
       authorizations conferred upon the Board of
       Directors

E.27   Authorize the Board of Directors to issue shares          Mgmt          Against                        Against
       or securities giving access to capital in case
       of public offer implemented by rally in securities
       of another Company listed with cancellation
       of preferential subscription rights

E.28   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       decide, during a public offer for the Company,
       the issue of Bonds to subscribe, on preferential
       terms, to the Company's shares, including their
       bonus allocation to all shareholders of the
       Company

E.29   Authorize the Company which holds more than               Mgmt          Against                        Against
       50% of the capital of the Rally's Company,
       Company's securities of the issuer providing
       right to the allocation of existing Company's
       shares

E.30   Authorize the Board of Directors to increase              Mgmt          For                            For
       capital or alienate treasury shares for the
       benefit of employees

E.31   Grant authority to reduce the share capital               Mgmt          For                            For
       by cancellation of treasury shares

E.32   Approve the setting in harmony of the statutes            Mgmt          For                            For
       with the provisions of the Law 2008-776 on
       04 AUG 2008

E.33   Powers                                                    Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 RANDSTAD HLDG NV                                                                            Agenda Number:  701836871
--------------------------------------------------------------------------------------------------------------------------
        Security:  N7291Y137
    Meeting Type:  OGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  NL0000379121
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 540347 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     To the report of the Managing Board on the FY             Non-Voting    No vote

3.A    Approve the annual accounts on the FY 2008                Mgmt          For                            For

3.B    To the explanation on the Dividends and reservation       Non-Voting    No vote
       policy

3.C    Approve as a precautionary measure to further             Mgmt          For                            For
       strengthen the balance sheet, no ordinary dividend
       is paid for 2008.

4.A    Grant discharge to Managing Director's                    Mgmt          For                            For

4.B    Grant discharge to Supervisory Director's                 Mgmt          For                            For

5.     Re-appoint Mr. A.H.J. Risseeuw as a Director              Mgmt          For                            For
       of Foundation preference shares Randstad Holding

6.     Adopt the remuneration policy of Managing Board           Mgmt          For                            For

7.A    Approve to extend the authority of the Management         Mgmt          For                            For
       Board to issue shares

7.B    Approve the Managing Board is authorized under            Mgmt          For                            For
       approval of the Supervisory Board as the sole
       body to limit or exclude the pre emptive right
       on new issued shares in the Company

8.     Approve the general meeting assigns PricewaterhouseCoopersMgmt          For                            For
       as the Auditors responsible for auditing the
       financial accounts for the years 2009 and 2010

9.     Any other business                                        Non-Voting    No vote

10.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 RANK GROUP PLC                                                                              Agenda Number:  701868385
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7377H121
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  GB00B1L5QH97
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Re-elect Mr. Ian Burke as a Director                      Mgmt          For                            For

4.     Elect Mr. Paddy Gallagher as a Director                   Mgmt          For                            For

5.     Elect Mr. Owen O'Donnell as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Bill Shannon as a Director                   Mgmt          For                            For

7.     Reappoint PricewaterhouseCoopers LLP as the               Mgmt          Against                        Against
       Auditors of the Company

8.     Authorize the Audit Committee to fix remuneration         Mgmt          Against                        Against
       of the Auditors

9.     Grant authorize to issue of equity or equity-linked       Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 18,800,000

10.    Approve to passing of ordinary Resolution 9,              Mgmt          For                            For
       grant authority to issue of equity or equity-linked
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 2,700,000

11.    Authorize 58,500,000 ordinary shares for market           Mgmt          For                            For
       purchase

12.    Authorize the Company and Subsidiaries to make            Mgmt          For                            For
       EU Political donations to Political Organization
       and/or independent election candidates up to
       GBP 0.025M, to Political Organization other
       than political parties up to GBP 0.025M and
       Incur EU Political expenditure up to GBP 0.05




--------------------------------------------------------------------------------------------------------------------------
 RAUTARUUKKI OY, HELSINKI                                                                    Agenda Number:  701832568
--------------------------------------------------------------------------------------------------------------------------
        Security:  X72559101
    Meeting Type:  OGM
    Meeting Date:  24-Mar-2009
          Ticker:
            ISIN:  FI0009003552
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to scrutinize the minutes             Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording attendance at the meeting and adoption          Non-Voting    No vote
       of the list of votes

6.     Presentation of the financial statements, report          Non-Voting    No vote
       of the Board of Directors and the Auditor's
       report for 2008, and the statement by the Supervisory
       Board, presentation of the CEO's review

7.     Adopt the parent Company and consolidated financial       Mgmt          Abstain                        Against
       statements

8.     Approve the actions on profit or loss, to pay             Mgmt          For                            For
       a dividend of EUR 1.35 per share

9.     Grant discharge from liability of the Members             Mgmt          Abstain                        Against
       of the Supervisory Board, the Members of the
       Board of Directors and the CEO

10.    Approve the fees of the Board of Directors remain         Mgmt          For                            For
       unchanged, the Chairman of the Board receives
       a fee of EUR 5,600 per month, the Deputy Chairman
       EUR 3,500 per month and the Members EUR 2,700
       per month together with an attendance fee of
       EUR 600 for Board of Directors' Committee meetings
       and Supervisory Board meetings, travel costs
       are indemnified according to the Company's
       travel rules

11.    Approve the number of Members of the Board of             Mgmt          For                            For
       Directors remain unchanged at 7

12.    Re-elect Messrs. Maarit Aarni- Sirvio, Reino              Mgmt          For                            For
       Hanhinen, Christer Granskog, Pirkko Juntti,
       Kalle J. Korhonen and Liisa Leino as Members
       of the Board of Directors for a further term
       of office lasting one year from the 2009 AGM
       to the close of the 2010 AGM; Mr. Jukka Viinanen,
       as Chairman of the Board since 2001, has announced
       that he is no longer available when electing
       Board Members for the next term of office,
       elect Mr. Hannu Ryopponen BA [Bus Admin], [B.
       1952] Deputy CEO, Stora Enso Corporation to
       the Board of Directors as a New Member and
       Mr. Reino Hanhinen as the Chairman of the Board
       of Directors and Mr. Christer Granskog as Deputy
       Chairman

13.    Approve the fees of the Chairman, Deputy Chairman         Mgmt          For                            For
       and the Members of the Supervisory Board

14.    Approve the number of Member of the Supervisory           Mgmt          For                            For
       Board

15.    Elect Chairman, Deputy Chairman and the Members           Mgmt          Abstain                        Against
       of the Supervisory Board

16.    Approve that the Auditor will be paid a fee               Mgmt          For                            For
       based on invoice approved by the Company

17.    Re-elect Audit Firm KPMG Oy AB as the Company's           Mgmt          For                            For
       Auditor

18.    Amend the Articles 4 and 11 of the Company's              Mgmt          For                            For
       Articles of Association as specified

19.    Authorize the Board, to acquire a maximum of              Mgmt          For                            For
       12,000,000 of the Company's own shares, using
       the Company's unrestricted equity, at fair
       value at the date of acquisition, which shall
       be the prevailing market price in public trading
       on NASDAQ OMX Helsinki, the proposed authority
       supersedes the authority to acquire 12,000,000
       shares granted by the AGM of 02 APR 2008 and
       which now expires, the authorization is valid
       for 18 months from the date of the decision
       of AGM

20.    Authorize the Board, to decide on a share issue           Mgmt          For                            For
       that includes the right to issue new shares
       or to transfer treasury shares held by the
       Company, it is proposed that the authority
       apply to a maximum of 15,000,000 shares in
       total, the Board of Directors shall have the
       right to decide who the shares are issued to
       or, in disapplication of the pre-emption rights
       of existing shareholders, by private placement
       if there is an important financial reason for
       doing so under the Limited Liability Companies
       Act, the authority shall also include the right
       to decide on a bonus issue if there is a particularly
       weighty financial reason to do so from the
       Company's point of view and taking into account
       the interests of all shareholders, [Authority
       is valid until the close of the 2011 AGM]

21.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Approve to prepare proposals for
       the AGM regarding the composition of the Board
       of Directors and the Directors' fees, the Committee
       is to comprise a representative from each of
       the three largest shareholders, the Chairman
       of the Board of Directors, who is elected to
       the Committee as an expert Member, together
       with one Member of the Board of Directors appointed
       by the Members and who shall be independent
       of the Company's major shareholders, the right
       to elect Members to the Nomination Committee
       to represent shareholders is vested in the
       three shareholders having the largest share
       of the votes conveyed by all the Company's
       shares as at 02 November preceding the AGM,
       the Chairman of the Board of Directors convenes
       the Nomination Committee, which elects a Chairman
       from among its Members, the Nomination Committee
       will present its proposal to the Company's
       Board of Directors by no later than 01 February
       preceding the AGM

22.    Other possible proposals to the meeting                   Mgmt          For                            For

23.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 RECKITT BENCKISER GROUP PLC                                                                 Agenda Number:  701878095
--------------------------------------------------------------------------------------------------------------------------
        Security:  G74079107
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  GB00B24CGK77
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the 2008 report and the financial statements        Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          Against                        Against

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. Adrian Bellamy [Member of the remuneration   Mgmt          For                            For
       committee] as a Director

5.     Re-elect Dr. Peter Harf as a Director                     Mgmt          For                            For

6.     Elect Mr. Andre Lacroix [Member of Audit Committee]       Mgmt          For                            For
       as a Director

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Auditors of the Company

8.     Authorize the Board to determine the Auditors'            Mgmt          For                            For
       remuneration

9.     Grant authority to issue of equity or equity-linked       Mgmt          For                            For
       securities with the pre-emptive rights up to
       aggregate nominal amount of GBP 23,662,000

S.10   Grant authority, subject to the passing of Resolution     Mgmt          For                            For
       9, to issue of equity or equity-linked securities
       without the pre-emptive rights up to aggregate
       nominal amount of GBP 3,611,000

S.10   Grant authority to market purchase 72,000,000             Mgmt          For                            For
       ordinary shares

S.12   Approve that a general meeting other than an              Mgmt          Against                        Against
       AGM may be called on not less than 14 clear
       days' notice




--------------------------------------------------------------------------------------------------------------------------
 RED ELECTRICA CORPORACION, SA, ALCOBANDAS                                                   Agenda Number:  701919485
--------------------------------------------------------------------------------------------------------------------------
        Security:  E42807102
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  ES0173093115
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of the financial statements and the              Mgmt          For                            For
       management report of Red Electrica Corporacion,
       S.A. for the fiscal year closed 31 December
       2008.

2.     Approval of the consolidated financial statements         Mgmt          For                            For
       and the management report for the consolidated
       group of Red Electrica Corporacion, S.A. for
       the fiscal year closed 31 December 2008.

3.     Approval of the proposed allocation of profits            Mgmt          For                            For
       of Red Electrica Corporacion S.A. and distribution
       of the dividend for the fiscal year closed
       31 December 2008.

4.     Approval of the management performance of the             Mgmt          For                            For
       Board of Directors of Red Electrica Corporacion,
       S.A. during the 2008 fiscal year.

5.1    Re-election of Mr. Luis M Atienza Serna as an             Mgmt          For                            For
       inside director.

5.2    Re-election of Ms. M de los Angeles Amador Millan         Mgmt          For                            For
       as an independent director.

5.3    Re-election of Mr. Rafael Sunol Trepat as a               Mgmt          For                            For
       proprietary director.

6.     Re-election of auditors for the parent company            Mgmt          For                            For
       and consolidated group.

7.     Delegation of authority to the Board of Directors         Mgmt          For                            For
       to issue and exchange negotiable fixed income
       securities and preferred interests and, if
       applicable, apply for listing, continued listing
       and delisting thereof on organised secondary
       markets.

8.1    Authorisation for market acquisition of treasury          Mgmt          For                            For
       shares on the legally contemplated terms and,
       if applicable, for their direct delivery to
       employees and inside directors of the company
       and those of the companies in its in its consolidated
       group, as compensation.

8.2    Authorisation of their delivery as compensation           Mgmt          For                            For
       to members of management and inside directors
       of the company and those of the companies in
       its consolidated group.

8.3    Revocation of prior authorisations.                       Mgmt          For                            For

9.     Report on the compensation policy for the Board           Mgmt          Against                        Against
       of Directors of Red Electrica Corporacion,
       S.A. and ratification of the board resolutions
       fixing its compensation for the 2008 fiscal
       year.

10.    Delegation for full implementation of resolutions         Mgmt          For                            For
       adopted at the General Shareholders Meeting.

11.    Report to the General Shareholders Meeting on             Non-Voting    No vote
       the annual corporate governance report of Red
       Electrica Corporacion S.A. for the 2008 fiscal
       year.

12.    Report to the General Shareholders Meeting on             Non-Voting    No vote
       items contained in the Management report related
       to article 116 bis of the Securities Market
       Act.

       PLEASE NOTE THAT IF YOU OWN MORE THAN 3% OF               Non-Voting    No vote
       THE COMPANY’S SHARES, YOU NEED TO COMPLETE
       A DOCUMENT AND SUBMIT IT TO THE COMPANY. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       FOR FURTHER DETAILS. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INCLUSION      Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 REED ELSEVIER NV                                                                            Agenda Number:  701869818
--------------------------------------------------------------------------------------------------------------------------
        Security:  N73430113
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  NL0006144495
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.     To the annual report of the Executive Board               Non-Voting    No vote
       and the Supervisory Board

3.     Adopt the 2008 annual financial statements                Mgmt          For                            For

4.A    Approve release from liability of the Members             Mgmt          For                            For
       of the Executive Board, in accordance with
       Article 31 under 2 of the Articles of Association,
       requested to release the Members of the Executive
       Board from liability for their Management insofar
       as such Management is apparent from the financial
       statements

4.B    Approve the release from liability, in accordance         Mgmt          For                            For
       with Article 31 under 2 of the Articles of
       Association, requested to release the Members
       of the Supervisory Board from liability for
       their supervision insofar as such supervision
       is apparent from the financial statements

5.     Adopt the 2008 annual financial statements by             Mgmt          For                            For
       the General Meeting of Shareholders and in
       accordance with Article 33 under 1 of the Articles
       of Association, the combined Board recommends
       a final dividend of EUR 0.290 per ordinary
       share of EUR 0.07 nominal value, taking into
       account the EUR 0.114 interim dividend per
       ordinary share that was paid on 29 AUG 2008,
       this means that the 2008 total dividend per
       ordinary share amounts to EUR 0.404, the final
       dividend will be payable on 22 MAY 2009 and
       the ordinary shares will trade ex(final) dividend
       from 24 APR 2009

6.     Re-appoint Deloitte Accountants B.V as the External       Mgmt          For                            For
       Auditors in accordance with Article 30 under
       6 of the Articles of Association, conduct the
       audit of the financial statements the Audit
       Committee has conducted a formal review of
       the performance of the External Auditors and
       the effectiveness of the audit. Based on this
       review, and on their subsequent observations
       on the planning and execution of the External
       Audit for the FYE on 31 DEC 2008, until the
       AGM of Shareholders in 2010, the Supervisory
       Board follows this recommendation with the
       support of the Executive Board, the terms and
       conditions applicable to this re-appointment
       will be determined by the Supervisory Board,
       reference is made to the Audit Committee report
       on pages 81 and 82 of the annual reports and
       financial statements 2008

7.A    Re-appoint the Mr. Lord Sharman as the Supervisory        Mgmt          For                            For
       Board

7.B    Re-appoint the Mr. David Reid as the Supervisory          Mgmt          For                            For
       Board

7.C    Re-appoint the Mr. Mark Elliott as the Supervisory        Mgmt          For                            For
       Board

7.D    Re-appoint the Mrs. Dien de Boer-Kruyt as the             Mgmt          Against                        Against
       Supervisory Board

8.     Appoint Mr. Ian Smith as Member of the Executive          Mgmt          For                            For
       Board in accordance with Article 15 under 1
       of the Articles of Association and the Combined
       Board has decided for the time being to fix
       the number of Members of the Executive Board
       at 4 as specified

9.     Grant authority for the acquire shares in the             Mgmt          For                            For
       Company on 24 APR 2008 for a period up to and
       including 30 SEP 2009 in accordance with Article
       9 of the Articles of Association, to again
       grant the Executive Board the authority to
       acquire own shares of the Company through stock
       exchange trading or otherwise, for a period
       of 18 months from the date of the AGM of Shareholders
       and therefore up to and including 21 OCT 2010,
       to the maximum number of shares mentioned in
       Article 9 under 2(b) of the Articles of Association,
       for prices not below the nominal value and
       not exceeding the higher of (a) 105% of the
       average market price of the Company's ordinary
       shares on Euro next Amsterdam during the 5
       trading days immediately preceding the date
       of the re-purchase, (b) the price of the last
       independent trade of an ordinary share of the
       Company on Euro next Amsterdam or (c) the then
       current independent bid for an ordinary share
       of the Company on Euro next Amsterdam, if the
       re-purchase concerns R shares, the price shall
       not be lower than the nominal value and not
       higher than if calculated on the basis of the
       price of the ordinary shares in which they
       can be converted

10.A   Grant authority to issue shares and to grant              Mgmt          For                            For
       rights the to acquire shares in the capital
       of the Company pursuant to a resolution passed
       by the General Meeting of Shareholders on 24
       April 2008, to issue shares and to grant rights
       to subscribe for shares as referred to in Article
       6 of the Articles of Association was extended
       for a period expiring on 30 SEP 2009, to the
       General Meeting of Shareholders, for a period
       of 18 months from the date of the AGM of Shareholders
       and therefore up to and including 21 OCT 2010,
       in accordance with and within the limits of
       Article 6.2 of the Articles of Association;
       to issue shares and grant rights to acquire
       shares in the capital of the Company, provided
       this authority shall be limited to 10% of the
       issued and outstanding share capital of the
       Company at close of trading on Euro next Amsterdam
       on 22 APR 2009, plus an additional 10% of the
       issued and outstanding share capital of the
       Company as per the same date in relation with
       mergers or acquisitions; furthermore and without
       application of the 10% limitation, to issue
       shares in the capital of the Company in so
       far as this would be done to meet obligations
       resulting from the exercise of rights to acquire
       shares under approved (share) option schemes,
       shall be restricted by the limitations provided
       in Article 6.2 of the Articles of Association

10.B   Grant authority to issue shares, and to restrict          Mgmt          For                            For
       preemptive rights, to limit or exclude statutory
       pre-emptive rights to the issuance of shares
       for a period of 18 months from the date of
       the AGM of Shareholders and therefore up to
       and including 21 OCT 2010, in accordance with
       and within the limits of Article 7.4 of the
       Articles of Association, to limit or exclude
       the statutory pre-emptive rights of shareholders
       at an issue of shares or a grant of rights
       to acquire shares in the capital of the Company,
       which is resolved upon by the Combined Board
       pursuant to Item 10a

11.    Other business                                            Non-Voting    No vote

12.    close the meeting                                         Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 REED ELSEVIER NV                                                                            Agenda Number:  701949414
--------------------------------------------------------------------------------------------------------------------------
        Security:  N73430113
    Meeting Type:  EGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  NL0006144495
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING.  THANK YOU.

1.     Opening of the general meeting                            Non-Voting    No vote

2.     Appoint Mr. Anthony Habgood as a Member of the            Mgmt          For                            For
       Supervisory Board

3.     Closing of the general meeting                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 REED ELSEVIER P L C                                                                         Agenda Number:  701849119
--------------------------------------------------------------------------------------------------------------------------
        Security:  G74570121
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  GB00B2B0DG97
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Receive the financial statements                          Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare final dividend                                    Mgmt          For                            For

4.     Re-appoint the Auditors                                   Mgmt          For                            For

5.     Approve the Auditors remuneration                         Mgmt          For                            For

6.     Re-elect Mr. Ian Smith as a Director                      Mgmt          For                            For

7.     Re-elect Mr. Mark Elliott as a Director                   Mgmt          For                            For

8.     Re-elect Mr. David Reid as a Director                     Mgmt          For                            For

9.     Re-elect Lord Sharman as a Director                       Mgmt          For                            For

10.    Approve to increase the authorized share capital          Mgmt          For                            For

11.    Grant authority to allot shares                           Mgmt          Against                        Against

S.12   Approve the disapplication of pre-emption rights          Mgmt          For                            For

S.13   Grant authority to purchase own shares                    Mgmt          For                            For

S.14   Approve the notice period for general meetings            Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 RENAULT SA, BOULOGNE BILLANCOURT                                                            Agenda Number:  701821793
--------------------------------------------------------------------------------------------------------------------------
        Security:  F77098105
    Meeting Type:  MIX
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  FR0000131906
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Receive the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.2    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.3    Approve the allocation of income and omission             Mgmt          For                            For
       of dividends

O.4    Approve the Auditors' Special Report regarding            Mgmt          For                            For
       related-party transactions

O.5    Reelect Ms. Dominique De La Garanderie as a               Mgmt          For                            For
       Director

O.6    Elect Mr. Takeshi Isayama as a Director                   Mgmt          For                            For

O.7    Elect Mr. Alain J.P. Belda as a Director                  Mgmt          For                            For

O.8    Elect Mr. Philippe Chartier as a Representative           Mgmt          For                            For
       of Employee Shareholders to the Board

O.9    Elect Mr. Michel Sailly representative of employee        Mgmt          For                            For
       shareholders to the Board

O.10   Approve the Auditor's report                              Mgmt          For                            For

O.11   Grant authority for the repurchase of up to               Mgmt          For                            For
       10% of issued share capital

E.12   Approve to reduce the share capital via cancellation      Mgmt          For                            For
       of repurchased shares

E.13   Grant authority for the issuance of equity or             Mgmt          For                            For
       equity-linked securities with preemptive rights
       up to aggregate nominal amount of EUR 500 million

E.14   Grant authority for the issuance of equity or             Mgmt          For                            For
       equity-linked securities without preemptive
       rights up to aggregate nominal amount of EUR
       350 million

E.15   Approve to increase the authorize capital increase        Mgmt          For                            For
       of up to 10% of issued capital for future acquisitions

E.16   Approve to set global limit for capital increase          Mgmt          For                            For
       to result from all issuance requests at EUR
       500 Million

E.17   Grant authority for the capitalization of reserves        Mgmt          For                            For
       of up to EUR 1 billion for bonus issue or increase
       in par value

E.18   Grant authority for the use of up to 2% of issued         Mgmt          For                            For
       capital in Stock Option Plan

E.19   Grant authority for the use of up to 0.5% of              Mgmt          For                            For
       issued capital in Restricted Stock Plan

E.20   Approve Employee Stock Purchase Plan                      Mgmt          For                            For

O.21   Grant authority for the filing of required documents/otherMgmt          For                            For
       formalities

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 RENTOKIL INITIAL PLC, LONDON                                                                Agenda Number:  701892754
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7494G105
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  GB00B082RF11
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts of the Company for the               Mgmt          For                            For
       YE 31 DEC 2008 and the report of the Directors
       and the Auditors thereon

2.     Approve the Directors remuneration report for             Mgmt          Against                        Against
       the YE 31 DEC 2008

3.     Re-elect Mr. Peter Bamford as a Director of               Mgmt          Against                        Against
       the Company, who retires in accordance with
       Article 114 with effect from the end of the
       meeting

4.     Re-elect Mr. Alan Giles as a Director of the              Mgmt          For                            For
       Company, who retires in accordance with Article
       114 with effect from the end of the meeting

5.     Re-elect Mr. Peter Long as a Director of the              Mgmt          For                            For
       Company, who retires in accordance with Article
       114 with effect from the end of the meeting

6.     Appoint Mr. Michael Murray as a Director of               Mgmt          For                            For
       the Company, in accordance with Article 119
       with effect from the end of the meeting

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Company's Auditors until the conclusion of
       the next general meeting of the Company at
       which accounts are laid

8.     Authorize the Directors to agree the Auditors             Mgmt          For                            For
       remuneration

S.9    Approve that a general meeting other than an              Mgmt          Against                        Against
       AGM may be called on not less than 14 clear
       notice

10.    Authorize the Board, pursuant to Article 12               Mgmt          For                            For
       of the Company's Articles of Association of
       the Companies Act 1985, to allot relevant securities
       [as specified in the Companies Act 1985]: a)
       up to an aggregate nominal amount of GBP 6,043,387;
       and b) comprising equity [as specified in the
       Companies Act 1985] up to an aggregate nominal
       amount of GBP 12,086,774[including within such
       limit any shares issued under[a] above] in
       connection with a rights issue in favor of
       ordinary shareholders in proportion[as nearly
       as may be practicable] to their existing holdings
       and so that the  Board may impose any limits
       or restrictions and make any arrangements which
       it considers necessary or  appropriate to deal
       with fractional entitlements, records dates,
       legal, regulatory or practicable problems
       in, or under the Laws of, any territory or
       any other matter; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       in 2010 or 15 months]; and the Directors may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority, subject to the passing
       of Resolution 10 and pursuant to Article 13
       of the Companies Articles of Association, to
       allot equity securities [as specified in Companies
       Act 1985] for cash pursuant to the authority
       conferred by Resolution 4, disapplying the
       statutory pre-emption rights [Section 94[3A]],
       provided that this power is limited to the
       allotment of equity securities[Section89[1]]:
       a) in connection with a rights issue in favor
       of ordinary shareholders in proportion[as nearly
       as may be practicable] to their existing holdings
       and so that the  Board may impose any limits
       or restrictions and make any arrangements which
       it considers necessary or  appropriate to deal
       with fractional entitlements, records dates,
       legal, regulatory or practicable problems
       in, or under the Laws of, any territory or
       any other matter ; b) up to an nominal amount
       of GBP 907,415; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       in 2010 or 15 months]; and the Directors may
       allot equity securities after the expiry of
       this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.12   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of its ordinary shares of 1p each in the capital
       of the Company, at a maximum number of ordinary
       shares authorized to be purchased is 181,483,101,
       at a minimum price of 1p; and c) the maximum
       price[exclusive of expenses] which may be paid
       for each ordinary share is higher of: i) an
       amount equal to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Trading System, over
       the previous 5 business days; and ii) an amount
       equal to the higher of the price of the last
       independent trade of an ordinary share and
       the highest current independent bid for an
       ordinary share as derived from the London Stock
       Exchange Trading Systems[SETS]; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company held in 2010 or 18 months];
       before the expiry the Company may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such

13.    Authorize the Company and any Company, which              Mgmt          For                            For
       is or becomes a subsidiary of the Company during
       the period to which this resolution relates:
       a) to make donations to political parties and
       Independent election candidates; b) make donations
       to political organizations other than political
       parties; and c) incur political expenditure,
       during the period beginning with the date of
       this resolution and ending at the conclusion
       of the AGM of the Company to be held in 2010,
       provided that in each case any such donations
       and expenditure made by the Company and any
       such subsidiary shall not exceed GBP 50,000
       per Company and together with those made by
       any such subsidiary and the Company shall not
       in aggregate exceed GBP 200,000; any terms
       used in this resolution which are defined in
       Part 14 of the Companies Act 2006 shall bear
       the same meaning for the purpose of this resolution




--------------------------------------------------------------------------------------------------------------------------
 REPSOL YPF S A                                                                              Agenda Number:  701882690
--------------------------------------------------------------------------------------------------------------------------
        Security:  E8471S130
    Meeting Type:  OGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  ES0173516115
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       14 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 548646 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve, if appropriate, of the annual financial          Mgmt          For                            For
       statements and the Management report of Repsol
       YPF, S.A., of the consolidated annual financial
       statements and the consolidated Management
       report, for the FYE 31 DEC 2008, of the proposal
       of application of its earnings and of the Management
       by the Board of Directors during said year

2.1    Re-elect Mr. Luis Suarez de Lezo Mantilla as              Mgmt          For                            For
       a Director

2.2    Appoint Mrs. Maria Isabel Gabarro Miquel as               Mgmt          For                            For
       a Director

3.     Appoint the Accounts Auditor of Repsol YPF,               Mgmt          For                            For
       S.A. and its Consolidated Group

4.     Authorize the Board of Directors, with express            Mgmt          For                            For
       power of delegation, for the derivative acquisition
       of shares of Repsol YPF, S.A., directly or
       through controlled Companies, within a period
       of 18 months from the resolution of the shareholders
       meeting, leaving without effect the authorization
       granted by the Ordinary General Shareholders
       Meeting held on 14 MAY 2008

5.     Authorize the Board of Directors to issue debentures,     Mgmt          For                            For
       bonds and any other fixed rate securities of
       analogous nature, simples or exchangeables
       by issued shares of other Companies, as well
       as promissory notes and preference shares,
       and to guarantee the issue of securities by
       Companies within the Group, leaving without
       effect, in the portion not used, the eighth
       resolution of the General Shareholders' Meeting
       held on 31 MAY 2005

6.     Approve the delegation of powers to supplement,           Mgmt          For                            For
       develop, execute, rectify and formalize the
       resolutions adopted by the General Shareholders'
       Meeting




--------------------------------------------------------------------------------------------------------------------------
 RESEARCH IN MOTION LTD                                                                      Agenda Number:  701642565
--------------------------------------------------------------------------------------------------------------------------
        Security:  760975102
    Meeting Type:  AGM
    Meeting Date:  15-Jul-2008
          Ticker:
            ISIN:  CA7609751028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Messrs. James Balsillie, Mike Lazaridis,        Mgmt          For                            For
       James Estill, David Kerr, Roger Martin, John
       Richardson, Barbara Stymiest and John Wetmore
       as the Directors, as specified

2.     Re-appoint Ernst & Young LLP as the Independent           Mgmt          For                            For
       Auditors of the Company and authorize the Directors
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 RESONA HOLDINGS, INC.                                                                       Agenda Number:  701996122
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6448E106
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3500610005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to:  Reduce Authorized Capital             Mgmt          Against                        Against
       to 8,211,780,800 shs. due to the retirement
       of Class Otsu Preferred Shares and Class Bo
       Preferred Shares, Approve Minor Revisions Related
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Allow Board to
       Make Rules Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 REXAM PLC, LONDON                                                                           Agenda Number:  701877411
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1274K113
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  GB0004250451
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual report for the               Mgmt          For                            For
       YE 31 DEC 2008

2.     Receive the remuneration report                           Mgmt          For                            For

3.     Declare the 2008 final dividend on the ordinary           Mgmt          For                            For
       shares

4.     Elect Mr. John Langston as a Director                     Mgmt          For                            For

5.     Re-elect Mr. Graham Chipchase as a Director               Mgmt          For                            For

6.     Re-elect Mr. Noreen Doyle as a Director                   Mgmt          For                            For

7.     Re-elect Mr. David Robbie as a Director                   Mgmt          For                            For

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditor and authorize the Directors to determine
       its remuneration

9.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company by GBP 150,000,000 to GBP 750,000,000
       by the creation of an additional 233,333,333
       new ordinary shares of 64 2/7 pence each ranking
       pari passu in all respects as one class of
       shares with the existing ordinary shares of
       64 2/4 pence each in the capital of the Company

10.    Authorize the Directors, in accordance with               Mgmt          Against                        Against
       Article 6 of the Company's Articles of Association,
       subject to the passing of Resolution 9, to
       allot relevant securities: a) up to an aggregate
       nominal amount of GBP 137,768,000; ii) up to
       an additional aggregate nominal amount of GBP
       137,768,000, in connection with a rights issue
       in favor of ordinary shareholders; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company in 2010 or 01 JUL 2010];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 7 of the Articles, to allot equity
       securities for cash: i) up to an aggregate
       nominal amount of GBP 20,665,000; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company in 2010 or 01 JUL 2010];

S.12   Authorize the Company, for the purpose of  Article        Mgmt          For                            For
       11 and the 1985 Act, to make market purchases
       [Section 163 of the 1985 Act] of ordinary shares
       of 64 2/4 pence each in the capital of the
       Company provided that: a) the maximum number
       of ordinary shares purchased pursuant to this
       authority is 64,290,000; b) the maximum price
       for any ordinary shares shall not be more than
       the higher of an amount equal to 105% of the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days immediately preceding the day on which
       that ordinary shares is purchased and the amount
       stipulated by Article 5(1) of the Buy-back
       and stabilisation regulation 2003; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company in 2010or 01 JUL 2010];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

13.    Approve that the Rules of the Rexam Long Term             Mgmt          For                            For
       Incentive Plan 2009 [the 2009 LTIP], as specified
       and authorize the Directors to: a) do all such
       other acts and things necessary or expedient
       for the purposes of implementing and giving
       effect to the 2009 LTIP; and; b) add appendices
       or  establish further plans based on the 2009
       LTIP but modified to take account of local
       tax, exchange control or securities law in
       jurisdiction outside the UK, provided that
       any ordinary shares made available under such
       further Plans are treated as counting against
       the limits on individual and overall participation
       in the 2009 LTIP

S.14   Approve that in accordance with the Articles,             Mgmt          Against                        Against
       a general meeting other than an AGM may be
       called on not less than 14 clear day's notice




--------------------------------------------------------------------------------------------------------------------------
 REXEL SA, PARIS                                                                             Agenda Number:  701909016
--------------------------------------------------------------------------------------------------------------------------
        Security:  F7782J366
    Meeting Type:  MIX
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  FR0010451203
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Management report of the Board of Directors               Non-Voting    No vote
       on the annual and consolidated accounts for
       the financial year ended on December 31st,
       2008

       Report of the Board of Directors on the free              Non-Voting    No vote
       shares

       Report of the Board of Directors on the subscription      Non-Voting    No vote
       options of shares

       Report of the Board of Directors on the transactions      Non-Voting    No vote
       of shares purchase

       Report of the Supervisory Board to the General            Non-Voting    No vote
       Assembly

       Report of the Board of Director's Chairman on             Non-Voting    No vote
       the functioning of the Supervisory Board and
       internal control

       General report of the Statutory Auditors on               Non-Voting    No vote
       the unconsolidated and consolidated accounts
       for the FYE on 31 DEC 2008, special report
       of the Statutory Auditors on the regulated
       agreements referred to in Article L.225-86
       of the Commercial Code and of the special report
       of the Statutory Auditors establish, on the
       regulated agreements referred to in Article
       L.225-235 of the Commercial Code, on the report
       of the Board of Director's Chairman with regard
       to internal control procedures relating to
       the preparation and processing of financial
       and accounting

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE on 31 DEC 2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       on 31 DEC 2008

O.3    Approve the distribution of profits                       Mgmt          For                            For

O.4    Approve the non-deductible charges and expenses           Mgmt          For                            For
       for tax purposes

O.5    Approve the regulated Agreements referred to              Mgmt          For                            For
       in Article L.225-86 of the Commercial Code

O.6    Approve the Regulated Agreements referred to              Mgmt          For                            For
       in Article L.225-86 of the Commercial Code

O.7    Ratify the appointment of a Supervisory Member            Mgmt          For                            For

O.8    Grant discharge                                           Mgmt          For                            For

O.9    Authorize the Board of Directors to operate               Mgmt          Against                        Against
       on the Company's shares

O.10   Powers for the legal formalities                          Mgmt          For                            For

       Report of the Board of Directors to the General           Non-Voting    No vote
       Assembly

       Special report of the Statutory Auditors                  Non-Voting    No vote

E.11   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by cancellation of shares

E.12   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       decide the issue, with maintenance of preferential
       subscription rights, of common shares and/or
       securities giving immediate and/or ultimately
       the share capital or securities

E.13   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       decide the issue, with cancellation of preferential
       subscription rights, of common shares and/or
       securities giving immediate and/or ultimately
       the share capital or securities

E.14   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the issued amount produced, whit maintenance
       of preferential subscription rights pursuant
       to the 12 and 13 resolutions

E.15   Authorize the Board of Directors in order to              Mgmt          For                            For
       determine, in the manner determined by the
       General Assembly, the price of common share
       issued or securities made by way of public
       offer or tender referred to in II of Article
       L.411-2 of the Monetary and Financial Code,
       with suppression of preferential subscription
       rights of shareholders within 10% of capital
       per year

E.16   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital by issuing equity
       securities or securities giving access to the
       Company's capital with cancellation of preferential
       subscription rights for the benefit of members
       of a Company Savings Plan

E.17   Authorize the Board of Directors in order to              Mgmt          For                            For
       allocate free shares to employees and corporate
       managers of the Company and its subsidiaries

E.18   Authorize the Board of Directors to carry out             Mgmt          Against                        Against
       the issuance of shares and securities giving
       access to Company's capital within the limit
       of 10% of the share capital, in consideration
       of contributions in kind made to the Company

E.19   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital by issuing common shares
       or securities giving access to the Company's
       capital in remuneration of contributions of
       securities carried out within the framework
       of a public offering of exchange

E.20   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital by incorporation of premiums,
       reserves, profits or other amounts which capitalization
       is permitted

E.21   Powers for the legal formalities                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RHEINMETALL AG, DUESSELDORF                                                                 Agenda Number:  701877473
--------------------------------------------------------------------------------------------------------------------------
        Security:  D65111102
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  DE0007030009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 21 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements, the group annual report, and the
       reports pursuant to Sections 289[4] and 315[4]
       of the German Commercial Code

2.     Resolution on the appropriation of the Distribution       Mgmt          For                            For
       profit of EUR 45,009,693.60 as follows: payment
       of a dividend of EUR 1.30 per no-par share
       EUR 300,000 shall be allocated to the revenue
       reserves ex-dividend and payable date: 13 MAY
       2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2009 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Dusseldorf

6.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 10% from the market price
       of the shares, on or before 31 OCT 2010, the
       Board of Managing Directors shall be authorized
       to retire the shares, to sell the shares at
       a price not materially below their market price,
       to use the shares for acquisition purposes,
       and to transfer the shares to executives and
       employees of the company and its affiliates

7.     Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary,
       Rheinmetall Dienstleistungszentrum Altmark
       GmbH, effective retroactively from 01 JAN 2009,
       until at least 31 DEC 2013




--------------------------------------------------------------------------------------------------------------------------
 RHODIA, BOULOGNE BILLANCOURT                                                                Agenda Number:  701856443
--------------------------------------------------------------------------------------------------------------------------
        Security:  F7813K523
    Meeting Type:  OGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  FR0010479956
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting    No vote
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the year 2008, as presented,
       showing net earnings of EUR 358, 915,280.68

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, showing net
       income [group share] of EUR 105,000,000.00

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the in come for
       the FY be appropriated as follows: earnings
       for the FY: EUR 358,915,280.68 other distributable
       reserves: EUR : 123,362,930.67 distributable
       income EUR 482,278,211.35 to be allocated as
       follows: legal reserve: EUR 17,945,764.04 other
       reserves: EUR 464,332,447.31 as required by
       law, it is reminded that, for the last 3FY,
       the dividends paid, were as follows: EUR 0.00
       for FY 2005 EUR 0.00 for FY 2006 EUR 0.25 for
       FY 2007

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L.225-38 to
       L.225-42-1 ET sequence of the French Commercial
       Code, approves said report and the agreement
       referred to therein, related to Mr. Jean-Pierre
       Clamadieu's term of office

O.5    Appoint Mr. Patrick Buffet as a Director for              Mgmt          For                            For
       a 4-year period

O.6    Approve to renews the appointment of Mr. Jean-Pierre      Mgmt          For                            For
       Clamadieu as a Director for a 4-year period

O.7    Approve to renews the appointment of Mr. Aldo             Mgmt          For                            For
       Cardoso as a Director for a 4-year period

O.8    Approve to renews the appointment of Mr. Pascal           Mgmt          For                            For
       Colombani as a Director for a 4-year period

O.9    Approve to renews the appointment of Mr. Olivier          Mgmt          For                            For
       Legrain as a Director for a 4-year period

O.10   Approve to renews the appointment of Mr. Francis          Mgmt          For                            For
       Mer as a Director for a 4-year period

O.11   Appoint Mr. Jacques Kheliff as a Employee-shareholder     Mgmt          For                            For
       to the Board for a 4-year period, in accordance
       with Article 11-2 of the Bylaws

O.12   Appoint Mrs. Marielle martiny as a Employee-shareholder   Mgmt          Against                        Against
       to the Board for a 4-year period, in accordance
       with article 11-2 of the Bylaws

O.13   Approve to renews the appointment of PricewaterhouseCoopersMgmt          For                            For
       Audit as the statutory Director for a 6-year
       period

O.14   Approve to renews the appointment of Mr. Yves             Mgmt          For                            For
       Nicolas as a Deputy Auditor for a 6-year period

O.15   Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 30.00, maximum number of
       shares to be acquired: 10% of the share capital,
       I.E. 10,108,706 shares, maximum number of shares
       to be detained after these purchases: 10% of
       the share capital, maximum funds invested in
       the share buybacks: EUR 303,261,180.00; [authority
       is given for an 18-month period] and supersedes
       granted by the shareholders' meeting of 16
       MAY 2008 in its Resolution 12; to take all
       necessary measures and accomplish all necessary
       formalities

E.16   Amend the Article number 3 of the Bylaws consequently     Mgmt          For                            For
       to the modification of the aim of the Company

E.17   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with the stock repurchase plan decided in Resolution
       15 of the present meeting and the Stock Repurchase
       Plan decided by the meeting of 16 MAY 2008,
       up to a maximum of 10% of the share capital
       over a 24 month period; [authority is given
       for a 24-month period], it supersedes the granted
       by the general meeting of 16 MAY 2008, in its
       Resolution 13; to take all necessary measures
       and accomplish all necessary formalities

E.18   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the Employees, or the
       Chairman and Chief Executive Officer and, or
       Executive Vice Presidents and, or the Corporate
       Officers of the Company and related Companies;
       they may not represent more than 1% of the
       share capital; [authority is granted for a
       26-month period], it supersedes the granted
       by the shareholders' meeting of 03 MAY 2007
       in its Resolution 16; and to take all necessary
       measures and accomplish all necessary formalities

E.19   Authorize the Board of Directors all powers               Mgmt          For                            For
       to grant, in 1 or more transactions, to the
       Employees, the Chairman and Chief Executive
       Officer and, or Executive Vice Presidents and,
       or the Corporate Officers of the Company and
       related Companies, option s giving the right
       either to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 1% of the share
       capital; [authority is granted for a 26-month
       period], it supersedes the 1 granted by the
       shareholders' meeting of 03 MAY 2007 in its
       Resolution 17; and to take all necessary measures
       and accomplish all necessary formalities

E.20   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this AGM
       to carry out all legal formalities and make
       all filings, statements and advertisements
       provided by law or regulations, due to decisions
       made under the foregoing resolutions and /
       or complementary resolutions




--------------------------------------------------------------------------------------------------------------------------
 RICOH COMPANY,LTD.                                                                          Agenda Number:  701984975
--------------------------------------------------------------------------------------------------------------------------
        Security:  J64683105
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3973400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 RICOH LEASING COMPANY,LTD.                                                                  Agenda Number:  701974708
--------------------------------------------------------------------------------------------------------------------------
        Security:  J64694102
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3974100004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to : Expand Business Lines, Change         Mgmt          For                            For
       Company's Location to Koto-ku, Approve Minor
       Revisions Related to Dematerialization of Shares
       and the other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

6.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RIO TINTO LTD                                                                               Agenda Number:  701850201
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q81437107
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2009
          Ticker:
            ISIN:  AU000000RIO1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial reports and               Mgmt          For                            For
       the reports of the Directors and Auditors for
       the YE 31 DEC 2008

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2008 as specified

3.     Elect Mr. Jan Du Plessis as a Director                    Mgmt          For                            For

4.     Re-elect Sir David Clementi as a Director                 Mgmt          For                            For

5.     Re-elect Sir Rod Eddington as a Director                  Mgmt          For                            For

6.     Re-elect Mr. Andrew Gould as a Director                   Mgmt          For                            For

7.     Re-elect Mr. David Mayhew as a Director                   Mgmt          For                            For

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of Rio Tinto Plc to hold office until
       the conclusion of the next AGM at which accounts
       are laid before Rio Tinto Plc and authorize
       the Audit Committee to determine the Auditors'
       remuneration

S.9    Amend the Rules 89 to 91 [inclusive] of the               Mgmt          For                            For
       Constitution of Rio Tinto Limited as specified;
       and the Articles 75 to 78 of the Articles of
       Association of Rio Tinto Plc as specified

S.10   Approve the buybacks by Rio Tinto Limited of              Mgmt          For                            For
       ordinary shares from Tinto Holdings Australia
       Pty Limited ['THA'] in the period following
       this approval until [and including] the date
       of the Rio Tinto Limited 2010 AGM or 19 APR
       2010 [whichever is later] upon the terms and
       subject to the conditions as specified in the
       draft buyback agreement between Rio Tinto Limited
       and THA [entitled '2009 RTL-THA Agreement'],
       as specified

S.11.  Amend, subject to the consent in writing of               Mgmt          Against                        Against
       the holder of the special voting share; that
       with effect from the close of the AGM of Rio
       Tinto Limited held in 2009; the constitution
       of Rio Tinto Limited as specified; the Articles
       of the Association of Rio Tinto Plc as specified,
       be adopted as the Articles of Association of
       Rio Tinto Plc in substitution for, and to the
       exclusion of, the existing Articles of Association;
       and that with effect from 00.01 am GMT on 01
       OCT 2009; the constitution of Rio Tinto Limited
       as specified; the Articles of Association of
       Rio Tinto Plc by deleting all of the provisions
       of Rio Tinto Plc's Memorandum of Association
       which, by virtue of Section 28 of the UK Companies
       Act 2006, are to treated as part of Rio Tinto
       plc's Articles of Association; the Articles
       of Association of Rio Tinto Plc by deleting
       all provisions referred to in Paragraph 42
       of Schedule 2 of the UK Companies Act 2006
       [Commencement No 8, Transitional Provision
       and Savings] Order 2008 [Statutory Instrument
       2008 No 2860]; and the Articles of Association
       of Rio Tinto Plc as specified

       ANY INDIVIDUAL OR RELATED PARTY TO ANY SPECIFIC           Non-Voting    No vote
       VOTE EXCLUSION WHICH HAS OBTAINED BENEFIT OR
       DOES EXPECT TO OBTAIN FUTURE BENEFIT SHOULD
       NOT VOTE (OR VOTE "ABSTAIN") FOR THE RELEVANT
       PROPOSAL ITEMS.




--------------------------------------------------------------------------------------------------------------------------
 RIO TINTO PLC                                                                               Agenda Number:  701850946
--------------------------------------------------------------------------------------------------------------------------
        Security:  G75754104
    Meeting Type:  OGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  GB0007188757
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and Auditors FYE 31 DEC 2008

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Elect Mr. Jan Du Plessis as a Director                    Mgmt          For                            For

4.     Re-elect Sir David Clementi as a Director                 Mgmt          For                            For

5.     Re-elect Sir Rod Eddington as a Director                  Mgmt          For                            For

6.     Re-elect Mr. Andrew Gould as a Director                   Mgmt          For                            For

7.     Re-elect Mr. David Mayhew as a Director                   Mgmt          For                            For

8.     Re-appoint PricewaterhouseCoopers LLP as Auditors         Mgmt          For                            For
       of Rio Tinto Plc and authorize the Audit Committee
       to determine their remuneration

9.     Approve the non executive Director's fee                  Mgmt          For                            For

10.    Authorize to increase the share capital and               Mgmt          Against                        Against
       authority to allot relevant securities under
       Section 80 of the Companies Act 1985

S.11   Grant authority to allot relevant securities              Mgmt          For                            For
       for cash under Section 89 of the Companies
       Act 1985

S.12   Approve the notice period for general meetings            Mgmt          Against                        Against
       other than AGM

13.    Grant authority to pay scrip dividends                    Mgmt          For                            For

S.14   Adopt and amend the new Articles of Association           Mgmt          Against                        Against
       of the Company

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU                Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 RIOCAN REAL ESTATE INVT TR                                                                  Agenda Number:  701893352
--------------------------------------------------------------------------------------------------------------------------
        Security:  766910103
    Meeting Type:  MIX
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  CA7669101031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTIONS
       03 AND 04 AND "IN FAVOR" OR ''ABSTAIN" ONLY
       FOR RESOLUTION NUMBERS 01 AND 02. THANK YOU.

       To receive the financial statements of the Trust          Non-Voting    No vote
       for the YE 31 DEC 2008, together with the report
       of the Auditors thereon

1.     Elect Messrs. Clare R. Copeland, Raymond M.               Mgmt          For                            For
       Gelgoot, Paul Godfrey, Frank W. King, Dale
       H. Lastman, Ronald W. Osborne, Sharon Sallows,
       Edward Sonshine, Q.C. and Charles Winograd
       as the Directors of the Board of Trustees of
       the Trust

2.     Appoint Ernst and Young LLP as the Auditors               Mgmt          For                            For
       of Riocan Reit and authorize the Riocan Reit's
       Board of Trustees to fix the Auditors' remuneration

3.     Approve the certain amendments to Riocan Reit's           Mgmt          For                            For
       2005 amended and restated Unit Option Plan
       [as specified]

4.     Approve the certain amendments to amended and             Mgmt          For                            For
       Restated Declaration of Trust made as of 15
       MAY 2007

5.     Transact other business                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ROGERS COMMUNICATIONS INC                                                                   Agenda Number:  701918837
--------------------------------------------------------------------------------------------------------------------------
        Security:  775109200
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  CA7751092007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 543234 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

       Receive the consolidated financial statements             Non-Voting    No vote
       for the YE 31 DEC 2008 and the Auditors' report
       on the statements

1.1    Elect Mr. Ronald D. Besse as a Director                   Non-Voting    No vote

1.2    Elect Mr. C. William D. Birchall as a Director            Non-Voting    No vote

1.3    Elect Mr. John H. Clappison as a Director                 Non-Voting    No vote

1.4    Elect Mr. Peter C. Godsoe as a Director                   Non-Voting    No vote

1.5    Elect Mr. Alan D. Horn as a Director                      Non-Voting    No vote

1.6    Elect Mr. Thomas I. Hull as a Director                    Non-Voting    No vote

1.7    Elect Mr. Philip B. Lind as a Director                    Non-Voting    No vote

1.8    Elect Mr. Isabelle Marcoux as a Director                  Non-Voting    No vote

1.9    Elect Mr. Nadir H. Mohamed as a Director                  Non-Voting    No vote

1.10   Elect Mr. David R. Peterson as a Director                 Non-Voting    No vote

1.11   Elect Mr. Edward S. Rogers as a Director                  Non-Voting    No vote

1.12   Elect Ms. Loretta A. Rogers as a Director                 Non-Voting    No vote

1.13   Elect Ms. Martha L. Rogers as a Director                  Non-Voting    No vote

1.14   Elect Ms. Melinda M. Rogers as a Director                 Non-Voting    No vote

1.15   Elect Mr. William T. Schleyer as a Director               Non-Voting    No vote

1.16   Elect Mr. John A. Tory as a Director                      Non-Voting    No vote

1.17   Elect Mr. J. Christopher C. Wansbrough as a               Non-Voting    No vote
       Director

1.18   Elect Mr. Colin D. Watson as a Director                   Non-Voting    No vote

2.     Appointment of KPMG LLP as the Auditors                   Non-Voting    No vote

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ROHM COMPANY LIMITED                                                                        Agenda Number:  701987957
--------------------------------------------------------------------------------------------------------------------------
        Security:  J65328122
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3982800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.     Shareholders' Proposals: Share Buybacks                   Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 ROLLS-ROYCE GROUP PLC                                                                       Agenda Number:  701859730
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7630U109
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  GB0032836487
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Elect Mr. John Neill as a Director                        Mgmt          For                            For

4.     Re-elect Mr. Peter Byrom as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Iain Conn as a Director                      Mgmt          For                            For

6.     Re-elect Mr. James Guyette as a Director                  Mgmt          For                            For

7.     Re-elect Mr. John Rishton as a Director                   Mgmt          For                            For

8.     Re-elect Mr. Simon Robertson as a Director                Mgmt          For                            For

9.     Re-appoint KPMG Audit Plc as the Auditors and             Mgmt          For                            For
       authorize the Board to determine their remuneration

10.    Authorize the Directors to capitalize GBP 350,000,000     Mgmt          For                            For
       standing to the credit of the Company's merger
       reserve, capital redemption reserve and/or
       such other reserves issue equity with pre-emptive
       rights up to aggregate nominal amount of GBP
       350,000,000 [C shares]

11.    Authorize the Company and its subsidiaries to             Mgmt          For                            For
       make EU political donations to political parties
       and/or independent election candidates, to
       political organizations other than political
       parties and incur EU political expenditure
       up to GBP 50,000

12.    Grant authority to issue the equity or equity-linked      Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 124,899,130

13.    Grant authority to issue the equity or equity-linked      Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 18,734,869

14.    Grant authority to 185,137,887 ordinary shares            Mgmt          For                            For
       for market purchase




--------------------------------------------------------------------------------------------------------------------------
 ROYAL BANK OF CANADA                                                                        Agenda Number:  701808531
--------------------------------------------------------------------------------------------------------------------------
        Security:  780087102
    Meeting Type:  AGM
    Meeting Date:  26-Feb-2009
          Ticker:
            ISIN:  CA7800871021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR RESOLUTIONS
       3 TO 11 AND "IN FAVOR" OR ''ABSTAIN" FOR RESOLUTIONS
       1.1 TO 1.15 AND 2. THANK YOU.

       Receive the financial statements of the Bank              Non-Voting    No vote
       for the YE 31 OCT 2008 and the Auditor's report
       on the statements

1.1    Elect Mr. W. G. Beattie as a Director                     Mgmt          For                            For

1.2    Elect Mr. D. T. Elix as a Director                        Mgmt          For                            For

1.3    Elect Mr. J. T. Ferguson as a Director                    Mgmt          For                            For

1.4    Elect Mr. P. Gauthier as a Director                       Mgmt          For                            For

1.5    Elect Mr. T. J. Hearn as a Director                       Mgmt          For                            For

1.6    Elect Mr. A. D. Laberge as a Director                     Mgmt          For                            For

1.7    Elect Mr. J. Lamarre as a Director                        Mgmt          For                            For

1.8    Elect Mr. B. C. Louie as a Director                       Mgmt          For                            For

1.9    Elect Mr. M. H. McCain as a Director                      Mgmt          For                            For

1.10   Elect Mr. G. M. Nixon as a Director                       Mgmt          For                            For

1.11   Elect Mr. D. P. O'Brien as a Director                     Mgmt          For                            For

1.12   Elect Mr. J. P. Reinhard as a Director                    Mgmt          For                            For

1.13   Elect Mr. E. Sonshine as a Director                       Mgmt          For                            For

1.14   Elect Mr. K. P. Taylor as a Director                      Mgmt          For                            For

1.15   Elect Mr. V. L. Young as a Director                       Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Auditor              Mgmt          For                            For

3.     Approve the Royal Bank's Umbrella saving and              Mgmt          For                            For
       Securities Purchase Plan

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       adopt a rule of governance stipulating that
       the compensation policy of their Executive
       officers be submitted to a consultative vote
       by the shareholders as specified

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       adopt a policy stipulating that 50% of the
       new candidates nominated as the Directors be
       women until parity between men and women is
       achieved, as specified

6.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       adopt the same policy on independence for the
       Members of the Compensation Committee and outside
       compensation consultants as of the Members
       of the Audit Committee and the External Auditors,
       as specified

7.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       adopt a governance rule limiting to 4, the
       Members of the Boards on which any of its Directors
       may serve, as specified

8.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       adopt a policy that Royal Bank of Canada's
       shareholders be given the opportunity at each
       AGM of shareholders to vote on an advisory
       resolution, as specified

9.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve to undertake a comprehensive review
       of executive compensation to ensure that incentives
       do not encourage extreme risks, and that bonuses
       are paid out only when long-term performance
       has been proven to be sound and sustainable,
       as specified

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve to undertake a comprehensive review
       with respect short-selling, if warranted, the
       Board shall bring forward a policy for consideration
       by the shareholders, and if necessary, for
       submission to the legislators and regulators,
       as specified

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve to review its policies on the Director
       recruitment, especially with regard to the
       number of current and former Chief Executive
       Officers of other corporations who are nominated,
       as specified

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ROYAL BANK OF SCOTLAND GROUP PLC, EDINBURGH                                                 Agenda Number:  701761795
--------------------------------------------------------------------------------------------------------------------------
        Security:  G76891111
    Meeting Type:  OGM
    Meeting Date:  20-Nov-2008
          Ticker:
            ISIN:  GB0007547838
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Grant authority to increase the share capital             Mgmt          For                            For
       of the Company by the creation of an additional
       22,909,776,276 ordinary shares of 25 pence
       each in the capital of the Company, such shares
       forming one class with the existing ordinary
       shares and having attached thereto the respective
       rights and privileges and being subject to
       the limitations and restrictions as specified
       in the Articles of Association of the Company
       and authorize the Directors to allot relevant
       securities conferred by Article 13(b) of the
       Articles of Association for the prescribed
       period ending on the date of the AGM in 2009
       be varied by increasing the Section 80 amount
       [as defined in the Articles of Association]
       by GBP 5,727,444,069 to GBP 8,092,121,756

2.     Approve, that subject to the placing and open             Mgmt          For                            For
       offer of 22,909,776,276 new shares in the Company,
       as described in the Company circular to shareholders
       of which this notice forms part [as specified],
       becoming unconditional [save for any conditions
       relating to admission], the waiver by the panel
       on takeovers and mergers of the obligation
       which might otherwise arise for HM treasury
       to make a general cash offer to the remaining
       ordinary shareholders of the Company for all
       of the issued ordinary shares in the capital
       of the Company held by them pursuant to Rule
       9 of the city code on takeovers and mergers,
       following completion of the placing and open
       offer as specified




--------------------------------------------------------------------------------------------------------------------------
 ROYAL BANK OF SCOTLAND GROUP PLC, EDINBURGH                                                 Agenda Number:  701838293
--------------------------------------------------------------------------------------------------------------------------
        Security:  G76891111
    Meeting Type:  OGM
    Meeting Date:  03-Apr-2009
          Ticker:
            ISIN:  GB0007547838
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Receive and approve the accounts for the FYE              Mgmt          For                            For
       31 DEC 2008 and the reports of the Directors
       and the Auditors thereon

2.     Approve the remuneration report contained within          Mgmt          Against                        Against
       the report and accounts for the FYE 31 DEC
       2008

3.     Elect Mr. Philip Hampton as a Director                    Mgmt          For                            For

4.     Elect Mr. Stephen A. M. Hester as a Director              Mgmt          For                            For

5.     Elect Mr. John McFarlane as a Director                    Mgmt          For                            For

6.     Elect Mr. Arthur 'Art' Ryan as a Director                 Mgmt          For                            For

7.     Re-appoint Deloitte LLP as the Company's Auditors         Mgmt          For                            For
       until the next AGM

8.     Authorize the Audit Committee to fix the remuneration     Mgmt          For                            For
       of the Auditors

9.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company by GBP 7,500,000,000 by the
       creation of an additional 30,000,000,000 ordinary
       shares of 25p each in the capital of the Company,
       such shares forming one class with the existing
       ordinary shares and having attached thereto
       the respective rights and privileges and being
       subject to the limitations and restrictions
       as specified in the Articles of Association
       of the Company

10.    Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors by paragraph [1] of Article 13[B]
       of the Company's Articles of Association and
       authorize the Directors for the purposes of
       Section 80 of the Companies Act 1985 to exercise
       all the powers of the Company to allot equity
       securities [within the meaning of Section 94
       of the said Act] in connection with a rights
       issue in favour of ordinary shareholders where
       the equity securities respectively attributable
       to the interests of all ordinary shareholders
       are proportionate [as nearly as may be] to
       the respective numbers of ordinary shares held
       by them, up to an aggregate nominal amount
       of GBP 3,288,000,408 during the period commencing
       on the date of the passing of this resolution
       and; [Authority expires at the conclusion of
       the AGM in 2010] and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry; the foregoing
       authorities are in addition and without prejudice
       to any other subsisting authority conferred
       upon the Directors pursuant to the said Section
       80, to the extent unused

S.11   Approve to renew, subject to the passing of               Mgmt          For                            For
       the preceding resolution, the power conferred
       on the Directors by paragraph [2] of Article
       13[B] of the Company's Articles of Association;
       [Authority expires at the earlier of the conclusion
       of the AGM in 2010 or on 03 JUL 2010], and
       for that purpose the Section 89 amount shall
       be GBP 493,200,061

S.12   Approve, that a general meeting other than an             Mgmt          Against                        Against
       AGM may be called on not less than 14 clear
       days' notice




--------------------------------------------------------------------------------------------------------------------------
 ROYAL BANK OF SCOTLAND GROUP PLC, EDINBURGH                                                 Agenda Number:  701851809
--------------------------------------------------------------------------------------------------------------------------
        Security:  G76891111
    Meeting Type:  OGM
    Meeting Date:  03-Apr-2009
          Ticker:
            ISIN:  GB0007547838
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized share capital          Mgmt          For                            For
       and grant authority to the allotment of new
       ordinary shares

2.     Approve the Placing and Open Offer and the Preference     Mgmt          For                            For
       Share Redemption

3.     Amend the Articles of Association                         Mgmt          For                            For

4.     Approve to disapply pre-emption rights                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ROYAL DUTCH SHELL PLC                                                                       Agenda Number:  701911732
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7690A100
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  GB00B03MLX29
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's annual accounts for the             Mgmt          For                            For
       FYE 31 DEC 2008, together with the Directors'
       report and the Auditors' report on those accounts

2.     Approve the remuneration report for the YE 31             Mgmt          Against                        Against
       DEC 2008, as specified

3.     Appoint Mr. Simon Henry as a Director of the              Mgmt          For                            For
       Company, with effect from 20 MAY 2009

4.     Re-appoint Lord Kerr of Kinlochard as a Director          Mgmt          For                            For
       of the Company

5.     Re-appoint Mr. Wim Kok as a Director of the               Mgmt          For                            For
       Company

6.     Re-appoint Mr. Nick Land as a Director of the             Mgmt          For                            For
       Company

7.     Re-appoint Mr. Jorma Ollila as a Director of              Mgmt          For                            For
       the Company

8.     Re-appoint Mr. Jeroen van der Veer as a Director          Mgmt          For                            For
       of the Company

9.     Re-appoint Mr. Hans Wijers as a Director of               Mgmt          For                            For
       the Company

10.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

11.    Authorize the Board to settle the remuneration            Mgmt          Against                        Against
       of the Auditors for 2009

12.    Authorize the Board, in substitution for all              Mgmt          For                            For
       existing authority to extent unused, to allot
       relevant securities [Section 80 of the Companies
       Act 1985], up to an aggregate nominal amount
       of EUR 147 million; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or 30 JUN 2010]; and the Board
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Board, pursuant to Section 95               Mgmt          For                            For
       of the Companies Act 1985, to allot equity
       securities [within the meaning of Section 94
       of the said Act] for cash pursuant to the authority
       conferred by the previous resolution and/or
       where such allotment constitutes an allotment
       of equity securities by virtue of section 94(3A)
       of the said Act as if sub-section (1) of Section
       89 of the said act did not apply to any such
       allotment, provided that this power shall be
       limited to: a) the allotment of equity securities
       in connection with a rights issue, open offer
       or any other per-emptive offer in favor of
       holders of ordinary shares [excluding treasury
       shares] where their equity securities respectively
       attributable to the interests of such ordinary
       shareholders on a fixed record date are proportionate
       [as nearly as may be] to the respective numbers
       of ordinary shares held by them [as the case
       may be] [subject to such exclusions or other
       arrangements as the Board may deem necessary
       or expedient to deal with fractional entitlements
       or legal or practical problems arising in any
       overseas territory, the requirements of any
       regulatory body or stock exchange or any other
       matter whatsoever]: and b) the allotment of
       equity securities up to an aggregate nominal
       value of EUR 21 million; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 30 JUN 2010]; and the Board
       may allot equity securities in pursuance of
       such an offer or agreement as if the power
       conferred hereby had not expired

S.14   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163 of the Companies Act 1985] of
       up to 624 million ordinary shares of EUR 0.07
       each in the capital of the Company, at a minimum
       price of EUR 0.07 per share and not more than
       5% above the average market value of those
       shares, over the previous 5 business days before
       the purchase is made and the stipulated by
       Article 5(1) of Commission Regulation (EC)
       No. 2273/2003; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 30 JUN 2010]; and the Company may before
       such expiry, pursuant to the authority granted
       by this resolution, enter into a contract to
       purchase such shares which would or might be
       executed wholly or partly after such expiry;
       in executing this authority, the Company may
       purchase shares using any Currency, including
       Pounds sterling, US Dollars and Euros

15.    Authorize the Company [and all companies that             Mgmt          For                            For
       are subsidiaries of the Company, in accordance
       with Section 366 of the Companies Act 2006
       and in substitution for any previous authorities
       given to the Company [and its subsidiaries],
       at any time during the period for which this
       resolution has effect], to; A) make political
       donations to political organizations other
       than political parties not exceeding GBP 200,000
       in total per annum: and B) incur political
       expenditure not exceeding GBP 200,000 in total
       per annum; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or 30 JUN 2010]




--------------------------------------------------------------------------------------------------------------------------
 ROYAL DUTCH SHELL PLC                                                                       Agenda Number:  701911833
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7690A118
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  GB00B03MM408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the annual report and accounts                      Mgmt          For                            For

2.     Approve the remuneration report                           Mgmt          Against                        Against

3.     Appoint Mr. Simon Henry as a Director                     Mgmt          For                            For

4.     Re-appoint Mr. Lord Kerr of Kinlochard as a               Mgmt          For                            For
       Director

5.     Re-appoint Mr. Wim Kok as a Director                      Mgmt          For                            For

6.     Re-appoint Mr. Nick Land as a Director                    Mgmt          For                            For

7.     Re-appoint Mr. Jorma Ollila as a Director                 Mgmt          For                            For

8.     Re-appoint Mr. Jeroen ven der Veer as a Director          Mgmt          For                            For

9.     Re-appoint Mr. Hans Wijers as a Director                  Mgmt          For                            For

10.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

11.    Approve the remuneration of the Auditors                  Mgmt          Against                        Against

12.    Grant authority for the issue of equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of EUR 145 million

S.13   Grant authority, subject to the previous resolution       Mgmt          For                            For
       being passed, for the issue of equity or equity-linked
       securities without pre-emptive rights up to
       aggregate nominal amount of EUR 21 million

S.14   Grant authority to purchase 624 million ordinary          Mgmt          For                            For
       shares for Market Purchase

15.    Authorize the Company and its Subsidiaries to             Mgmt          For                            For
       make EU Political Donations to Political Organizations
       other than Political Parties up to GBP 200,000
       and to incur EU Political Expenditure up to
       GBP 200,000

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 RSA INSURANCE GROUP PLC, LONDON                                                             Agenda Number:  701897653
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7705H116
    Meeting Type:  AGM
    Meeting Date:  18-May-2009
          Ticker:
            ISIN:  GB0006616899
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the 2008 report and accounts                        Mgmt          For                            For

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Re-elect Mr. John Napier as a Director                    Mgmt          For                            For

4.     Re-elect Mr. Andy Haste as a Director                     Mgmt          For                            For

5.     Elect Ms. Johanna Waterous as a Director                  Mgmt          For                            For

6.     Re-appoint Deloitte LLP as the Auditors                   Mgmt          For                            For

7.     Approve to determine the Auditors' remuneration           Mgmt          For                            For

8.     Approve the Directors' remuneration report                Mgmt          For                            For

9.     Approve the RSA Sharesave Plan                            Mgmt          For                            For

10.    Approve the RSA Irish Sharesave Plan 2009                 Mgmt          For                            For

11.    Approve the RSA Share Incentive Plan                      Mgmt          For                            For

12     Approve the RSA Executive Share Option Scheme             Mgmt          For                            For

13.    Authorize the Group to make donations to political        Mgmt          For                            For
       parties, independent election candidates and
       political organizations

14.    Authorize the Directors to continue the scrip             Mgmt          For                            For
       dividend scheme

S.15   Approve the notice period for general meetings            Mgmt          Against                        Against

16.    Approve to increase the authorized share capital          Mgmt          For                            For

17.    Approve to permit the Directors to allot further          Mgmt          Against                        Against
       shares

S.18   Approve to relax the restrictions which normally          Mgmt          For                            For
       apply when ordinary shares are issued for cash

S.19   Authorize the Company to buy back up to 10%               Mgmt          For                            For
       of its issued ordinary shares




--------------------------------------------------------------------------------------------------------------------------
 RTL GROUP SA                                                                                Agenda Number:  701875479
--------------------------------------------------------------------------------------------------------------------------
        Security:  L80326108
    Meeting Type:  OGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  LU0061462528
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 546748 DUE TO RECEIPT OF DIRECTORS NAMES
       AND CHANGE IN VOTING STATUS. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1.     Receive the reports of the Board of Directors             Non-Voting    No vote
       and of the Auditors

2.A    Approve the general meeting of shareholders,              Mgmt          No Action
       having taken note of the Board of Directors'
       Management report, the balance sheet, the profit
       and loss account and the notes together with
       the Auditor's report and approves in full the
       corporate annual accounts for the year 31 DEC
       2008

2.B    Approve the general meeting of shareholders,              Mgmt          No Action
       having taken note of the Board of Directors'
       consolidated Management report, the consolidated
       balance sheet, the consolidated profit and
       loss account and the notes together with the
       Auditors' report on the consolidated financial
       statements and approves in full the consolidated
       financial statements for the YE 31 DEC 2008

3.     Approve the mindful of the profit for the FY              Mgmt          No Action
       2008 of EUR 113,064,016 and of the profit carried
       forward as at 31 DEC 2008 of EUR 953,606,323,
       the general meeting of shareholders, on a proposal
       from the Board of Directors, and in accordance
       with the provisions of Article 28 of the Articles
       of Incorporation, decides to distribute a dividend
       of a total amount of EUR 541,756,439, to be
       deducted from the profit of the year and from
       the profit carried forward; the gross dividend
       distributed for the FY 2008 to shareholders
       is thus fixed at EUR 3.50 per share, the net
       dividend amounting in principle, as the current
       legislation stands, to EUR 2.975 per share;
       the dividend will be paid on 24 APR 2009 against
       submission of coupon number 15 to the following
       banking institutions in the grand-duchy of
       Luxembourg Dexia B.I.L. in Belgium Dexia Banque

4.A    Approve the general meeting of shareholders               Mgmt          No Action
       gives, by special vote, full and final grant
       discharge to the Directors in respect of the
       Management in the course of 2008

4.B    Approve the general meeting of shareholders               Mgmt          No Action
       gives, by special vote, full and final grant
       discharge to the Auditor in respect of its
       duties in the course of 2008

5.A    Reappoint Mr. G Nther Gr Ger                              Mgmt          No Action

5.B    Reappoint Mr. Siegfried Luther                            Mgmt          No Action

5.C    Reappoint Mr. Hartmut Ostrowski                           Mgmt          No Action

5.D    Reappoint Mr. Thomas Rabe                                 Mgmt          No Action

5.E    Reappoint Mr. Onno Ruding                                 Mgmt          No Action

5.F    Reappoint Mr. Jacques Santer                              Mgmt          No Action

5.G    Reappoint Mr. Martin Taylor                               Mgmt          No Action

5.H    Approve the term of office of the Auditors is             Mgmt          No Action
       due to expire at the end of this meeting, the
       general meeting of shareholders decides, on
       a proposal from the Board of Directors, to
       renew for a period of 1 year, expiring at the
       end of the OGM of shareholders ruling on the
       2009 accounts, the term of office as the Auditor
       of the Company PricewaterhouseCoopers S.A R.L.
       whose registered place of business is at l-1014
       Luxembourg 400, route d'esch, and to renew
       for a period of 1 year, expiring at the end
       of the OGM of shareholders ruling on the 2009
       accounts, the joint term of office as the Auditors
       of the consolidated financial statements of
       the aforementioned Company PricewaterhouseCoopers
       S.A R.L. and of the Company KPMG Audit S.A
       R.L., whose registered place of business is
       at Luxembourg




--------------------------------------------------------------------------------------------------------------------------
 RWE AG, ESSEN                                                                               Agenda Number:  701843446
--------------------------------------------------------------------------------------------------------------------------
        Security:  D6629K109
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  DE0007037129
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 01 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the approved financial statements         Non-Voting    No vote
       of RWE Aktiengesellschaft and the Group for
       the financial year ended 31 DEC 2008 with the
       combined Review of Operations of RWE Aktiengesellschaft
       and the Group including the statement by the
       Executive Board on takeover-related issues,
       the proposal of the Executive Board for the
       appropriation of distributable profit, and
       the Supervisory Board report for fiscal 2008

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 2,408,107,789.25 as follows:
       Payment of a dividend of EUR 4.50 per no-par
       share EUR 20,000,417.75 shall be carried forward
       Ex-dividend and payable date: 23 APR 2009

3.     Approval of the acts of the executive Board               Mgmt          For                            For
       for fiscal 2008

4.     Approval of the acts of the Supervisory Board             Mgmt          For                            For
       for fiscal 2008

5.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Frankfurt

6.     Appointment of the Auditors for the abbreviation          Mgmt          For                            For
       2009 FY: PricewaterhouseCoopers AG, Frankfurt

7.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital through the
       s tock exchange, at a price not deviating more
       than 10% from the market price of the shares,
       or by way of a public repurchase offer to all
       shareholders, at a price not deviating more
       than 20% from the market price of the shares,
       on or before October 21, 2010.The existing
       authorization to acquire own shares shall be
       revoked when the above authorization comes
       into effect. The Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than through the stock exchange
       or by way of a public offer to all shareholders
       against payment in cash at a price not materially
       below the market price of the shares, to retire
       the shares and to exclude shareholders. subscription
       rights in connection with mergers and acquisitions,
       and for the satisfaction of conversion and/or
       option rights

8.     Authorization for the use of derivative financial         Mgmt          For                            For
       instruments within the scope of share buybacks

9.     Authorization I to grant convertible bonds and            Mgmt          For                            For
       warrants, the creation of a contingent capital
       I, and the correspondence amendment to the
       Article of Association the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bonds of
       up to EUR 6,000,000,000, conferring convertible
       rights for bearer shares of the Company, on
       or before 21 APR 2014, shareholders shall be
       granted subscription rights except for residual
       amounts and for the satisfaction of convertible
       and/or option rights, the Company's share capital
       shall be increased accordingly by up to EUR
       143,975,680 through the issue of up to 56,240,500
       bearer no-par shares, insofar as convertible
       and/or option rights are exercised

10.    Authorization II to grant convertible bonds               Mgmt          For                            For
       and warrants, the creation of a contingent
       capital II, and the correspondence amendment
       to the Article of Association, the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to issue
       bonds of up to EUR 6,000,000,000, conferring
       convertible rights for bearer shares of the
       Company, on or before 21 APR 2014, shareholders
       shall be granted subscription rights except
       for residual amounts and for the satisfaction
       of convertible and/or option rights, the Company's
       share capital shall be increased accordingly
       by up to EUR 143,975,680 through the issue
       of up to 56,240,500 bearer no-par shares, insofar
       as convertible and/or option rights are exercised

11.    Amendment to the Article of Association Section           Mgmt          For                            For
       15[3], in respect of the Board of Managing
       Directors being authorized to allow the electronic
       transmission of the shareholders meeting Section
       17[2] shall be deleted, The above amendments
       shall only be entered into the commercial register
       if and when the ARUG comes into effect

12.    Amendment to Article 16, Paragraph [3] of the             Mgmt          For                            For
       Articles of Incorporation [Adoption of a resolution]




--------------------------------------------------------------------------------------------------------------------------
 RYANAIR HOLDINGS PLC                                                                        Agenda Number:  701675538
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7727C145
    Meeting Type:  AGM
    Meeting Date:  18-Sep-2008
          Ticker:
            ISIN:  IE00B1GKF381
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports and the accounts                      Mgmt          For                            For

2.a    Re-elect Mr. David Bonderman as a Director                Mgmt          For                            For

2.b    Re-elect Mr. James Osborne as a Director                  Mgmt          For                            For

2.c    Re-elect Mr. Michael O'Leary as a Director                Mgmt          For                            For

3.     Grant authority to fix the Auditor's remuneration         Mgmt          For                            For

4.     Authorize the Directors to allot ordinary shares          Mgmt          For                            For

5.     Approve the disapplication of statutory pre-emption       Mgmt          For                            For
       rights

6.     Grant authority to repurchase ordinary shares             Mgmt          For                            For

7.     Approve the changes to the Articles of Association        Mgmt          For                            For
       to allow electronic communication

8.     Grant authority to send notices, documents and            Mgmt          For                            For
       other Company information to the shareholders
       by electronic means




--------------------------------------------------------------------------------------------------------------------------
 RYOSHOKU LIMITED                                                                            Agenda Number:  701842937
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6577M101
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2009
          Ticker:
            ISIN:  JP3976000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Abstain                        Against
       to the Updated Laws and    Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 SA D'IETEREN NV, BRUXELLES                                                                  Agenda Number:  701945721
--------------------------------------------------------------------------------------------------------------------------
        Security:  B49343138
    Meeting Type:  MIX
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  BE0003669802
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 567735 DUE TO CHANGE IN MEETING TYPE AND
       RECEIPT OF ADDITIONAL RESOLUTIONS. ALL VOTES
       RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU

O.1    Receive the Directors and Auditors reports and            Non-Voting    No vote
       receive consolidated financial statements

O.2    Approve the financial statements and allocation           Mgmt          No Action
       of income

O.3.1  Grant discharge to the Directors                          Mgmt          No Action

O.3.2  Grant discharge to the Auditors                           Mgmt          No Action

O.4.1  Elect Mr. Christine Blondel as an Independent             Mgmt          No Action
       Director

O.4.2  Re-elect Mr. Alain Philippson as a Director               Mgmt          No Action

E.1.1  Grant authority to repurchase of ip to 10% of             Mgmt          No Action
       issued share capital

E.1.2  Authorize the Company subsidiaries to repurchase          Mgmt          No Action
       of up to 10% of issued share capital

E.2.1  Receive the special Board report                          Mgmt          No Action

E.2.2  Approve to renew authorization to increase share          Mgmt          No Action
       capital within the framework of authorized
       capital up to EUR 60 Million

E.3    Grant authority to the implementation of approved         Mgmt          No Action
       resolutions

E.4    Grant authority to the coordination of Articles           Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 SABMILLER PLC                                                                               Agenda Number:  701652782
--------------------------------------------------------------------------------------------------------------------------
        Security:  G77395104
    Meeting Type:  AGM
    Meeting Date:  31-Jul-2008
          Ticker:
            ISIN:  GB0004835483
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements for            Mgmt          For                            For
       the YE 31 MAR 2008, together with the reports
       of the Directors and the Auditors therein

2.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report 2008, as specified in the annual report
       for the YE 31 MAR 2008

3.     Elect Mr. R. Pieterse as a Director of the Company        Mgmt          For                            For
       following his appointment by the Directors

4.     Elect Ms. M. Ramos as a Director of the Company           Mgmt          For                            For
       following her appointment by the Directors

5.     Re-elect Lord Fellowes as a Director of the               Mgmt          For                            For
       Company

6.     Re-elect Mr. E.A.G. Mackay as a Director of               Mgmt          For                            For
       the Company, who retires by rotation

7.     Re-elect Mr. J.A. Manzoni as a Director of the            Mgmt          For                            For
       Company, who retires by rotation

8.     Re-elect Mr. M.Q. Morland as a Director of the            Mgmt          For                            For
       Company

9.     Re-elect Mr. M.C. Ramaphosa as a Director of              Mgmt          Against                        Against
       the Company

10.    Re-elect Mr. J.M. Kahn as a Director of the               Mgmt          For                            For
       Company

11.    Declare a final dividend of 42 US Cents per               Mgmt          For                            For
       share in respect for the YE 31 MAR 2008 payable
       on 07 AUG 2008 to shareholders on the register
       of Members at the close of business on 11 JUL
       2008 in South Africa and the United Kingdom

12.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Auditors of the Company to hold office until
       the next general meeting at which accounts
       are laid before the Company

13.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

14.    Authorize the Directors to adopt the SABMiller            Mgmt          For                            For
       plc approved Share Option Plan 2008 [the Approved
       Plan] the SABMiller plc Share Option Plan 2008,
       the SABMiller plc Share Award Plan 2008, the
       SABMilier plc Stock Appreciation Rights Plan
       2008 and the SABMiller plc Associated Companies
       Employee Share Plan [the Associates Plan] [together
       the Plans], as specified [subject, in the case
       of the Approved Plan, to approval by HM Revenue
       & Customs]; to do all such acts and things
       necessary to implement the plans, including
       the making of any changes to the rules of the
       Plans as may be necessary to obtain any approvals
       the directors may consider necessary or desirable
       to obtain, including [in the case of the Approved
       Plan] such changes to the rules of the Approved
       Plan as may be necessary to obtain approval
       from HM Revenue & Customs and/or [in the case
       of all of the Plans] to comply with London
       Stock Exchange requirements and/or the requirements
       of any other stock exchange on which any shares
       or depositary receipts of SABMiller plc may
       from time to time be listed and/or institutional
       requirements; and to establish any number of
       supplements or appendices to the Plans as they
       consider appropriate to take advantage of,
       or comply with, local laws and regulations,
       for the benefit of employees of the Company
       [or of any of its subsidiaries or associated
       companies participating in the Associates Plan]
       who are resident or working overseas or who
       are or would be subject to the laws of any
       other jurisdiction in relation to their participation
       in the Plans, and for whom participation in
       the plans is undesirable or impractical but
       only if having regard to al! the circumstances,
       any supplements, appendices or other employees'
       share schemes provide substantial equality
       of treatment between UK employees and employees
       resident overseas and the overall limits on
       the number of ordinary shares in the Company
       which may be subscribed under the Company's
       Employees' Share Plans may not be increased

15.    Approve, pursuant to and in accordance with               Mgmt          For                            For
       the Article 12(b) of the Company's Articles
       of Association and the Section 80 of the Companies
       Act 1985, that the powers conferred by the
       Article 12(b) in respect of the relevant securities
       shall apply and be exercisable; [Authority
       expiries the earlier of the conclusion of the
       next AGM of the Company or 31 OCT 2009]; [which
       shall be the Section 80 period for the purposes
       of the Article 12(a) (iii)] in respect of a
       total nominal amount of USD 7,528,896 [Section
       80 amount for the purposes of the Article 12(a)(ii)
       for that Section 80 period]

S.16   Approve, pursuant to and in accordance with               Mgmt          For                            For
       the Article 12(C) of the Company's Articles
       of Association and the Section 89 of the Companies
       Act 1985, that the powers conferred by the
       Article 12(C) in respect of the equity securities
       shall apply and be exercisable [Authority expiries
       the earlier of the conclusion of the next AGM
       of the Company or 31 OCT 2009] [Section 89
       period for the purposes of the Article 12(a)(v)
       in respect of a nominal amount of USD 7,528,896
       [Section 89 amount for the purposes of the
       Article 12(a)(iv) for that Section 89 period]

S.17   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of up to 150,577,927 ordinary shares [10% of
       the issued ordinary share capital of the Company
       as at 14 MAY 2008] of USD 0.10 each in the
       capital of the Company, at a minimum price,
       exclusive of expenses, which may be paid for
       each share is USD 0.10 and not more than 105%
       of the average market value for such shares
       derived from the London Stock Exchange Daily
       Official List, for the 5 business days preceding
       the date of purchase and that stipulated by
       Article 5(1) of the Buy-Back and Stabilization
       Regulation [EC 2273/2003]; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 31 OCT 2009]; and the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.18   Amend the existing Articles of Association of             Mgmt          For                            For
       the Company, as specified; and approve, for
       the purpose of Section 165 of the Companies
       Act 1985, the Contingent Purchases Contract
       between the Company and SABMiller Jersey Limited
       providing for the Company to have the right
       to purchase up to 77,368,338 of its own non-voting
       convertible shares[or any ordinary shares may
       have converted]; and authorize the Company
       to enter into such contract; [Authority expires
       on 31 JAN 2010]

S.19   Amend the existing Articles of Association of             Mgmt          Against                        Against
       the Company by adopting the regulations produced
       to this meeting, as specified as the Articles
       of Association of the Company, in substitution
       for and to the exclusion of the existing Articles
       of Association, with effect from the conclusion
       of this AGM




--------------------------------------------------------------------------------------------------------------------------
 SACYR VALLEHERMOSO SA                                                                       Agenda Number:  701988567
--------------------------------------------------------------------------------------------------------------------------
        Security:  E6038H118
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  ES0182870214
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       17 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 571336 DUE TO SPLITING OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the annual accounts, including the balance        Mgmt          For                            For
       sheet, profit and loss account and notes to
       the accounts, and the Company Management of
       Sacyr Vallehermoso, S.A., and its consolidated
       group for the FYE 31 DEC 2008

2.     Approve the application of 2008 profits                   Mgmt          For                            For

3.     Approve the Management of the Board of Directors          Mgmt          For                            For
       during the fiscal year 2008

4.     Ratify the remuneration received during the               Mgmt          Against                        Against
       fiscal year 2008 by the Executive Directors,
       in conformity with Article 43.2 of the Articles
       of Association

5.1.1  Re-appoint New Compania De Inversiones, S.A.,             Mgmt          For                            For
       represented by Mr. Don Juan Abello Gallo as
       a Director representing substantial shareholders
       for 5 year period

5.1.2  Re-appoint Mr. Don Diogo Alves Diniz Vaz Guedes           Mgmt          For                            For
       as a Director representing substantial shareholders
       for 5 year period

5.1.3  Re-appoint Participaciones Agrupadas, S.L.,               Mgmt          For                            For
       represented by Mr. Don Angel Angel Lopez Corona
       Davila as a Director representing substantial
       shareholders for 5 year period

5.2.1  Appoint Grupo Satocan, S.A., represented by               Mgmt          For                            For
       Mr. Don Juan Miguel Sanjuan Jover as a Director
       representing substantial shareholders for the
       statutory 5 year period

5.2.2  Appoint CXG Corporacion Caixa Galicia, S.A.,              Mgmt          For                            For
       represented by Mr. Don Jose Luis Mendez Lopez
       as a Director representing substantial shareholders
       the statutory 5 year period

5.3    Appoint the Company Austral, B.V., represented            Mgmt          For                            For
       by Mr. Don Pedro Pablo Manuel Del Corro Garcia
       Lomas as a Director representing substantial
       shareholders for the statutory 5 year period

5.4    Approve to set the number of Directors of the             Mgmt          For                            For
       Board at fourteen, within the minimum and maximum
       limits established by the statutes

6.     Grant authorize to the derivative acquisition             Mgmt          For                            For
       of own shares by the Company and its subsidiaries,
       within the limits and requirements of Section
       75 and additional provision 1 of the Spanish
       Limited Companies Article, Ley De Sociedades
       Anonimas, rendering void for the amount not
       used the authority granted thereto by the general
       meeting of shareholders of 18 JUN 2008

7.     Re-appoint the Auditors                                   Mgmt          For                            For

8.     Grant authority to the Board of Directors to              Mgmt          For                            For
       construe, rectify, complete, execute and develop
       the agreements adopted by the meeting, and
       to proceed to their public recording, including
       the authority to depute the powers granted
       to the Board by the general meeting

9.     Approve to disclose, for information purposes,            Mgmt          For                            For
       the annual report complementing the Management
       report, as provided in Section 116.A of the
       Securities Market Article, Ley Del Mercado
       De Valores, as restated by the Article 6.2007
       of 12 APR

10.    Approve to disclose, for information purposes,            Mgmt          Against                        Against
       the annual report on remuneration policy for
       the year 2008, as prepared by the Board of
       Directors




--------------------------------------------------------------------------------------------------------------------------
 SAFRAN SA, PARIS                                                                            Agenda Number:  701922141
--------------------------------------------------------------------------------------------------------------------------
        Security:  F4035A557
    Meeting Type:  MIX
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  FR0000073272
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       2008 FY, and grant discharge to the Board Members
       and to the Supervisory Board

O.2    Approve the consolidated accounts for the 2008            Mgmt          For                            For
       FY

O.3    Approve the distribution of profits, dividend             Mgmt          For                            For
       determination

O.4    Approve the agreements and commitments referred           Mgmt          For                            For
       to in Article L.225-86 of the Commercial Code

O.5    Ratify the appointment of Mr. Pierre Aubouin              Mgmt          For                            For
       as a Supervisory Member representing the State

O.6    Ratify the appointment of AREVA's Company as              Mgmt          For                            For
       the Supervisory Member

O.7    Approve the replacement of a temporary Statutory          Mgmt          For                            For
       Auditor who has resigned

O.8    Authorize the Board of Directors in order to              Mgmt          For                            For
       operate on the Company's shares

E.9    Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital by issuing, with maintenance
       of preferential subscription rights of shares
       and/or securities giving access to the Company's
       capital

E.10   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital by issuing, with cancellation
       of preferential subscription rights of shares
       and/or securities giving access to the Company's
       capital

E.11   Authorize the Board of Directors to carry out             Mgmt          For                            For
       a capital increase reserved for employees of
       a Company Savings Plans Members

E.12   Approve the limitation of the amount of emissions         Mgmt          For                            For
       allowed

E.13   Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAGE GROUP PLC                                                                              Agenda Number:  701802426
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7771K134
    Meeting Type:  AGM
    Meeting Date:  03-Mar-2009
          Ticker:
            ISIN:  GB0008021650
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited accounts for              Mgmt          For                            For
       the YE 30 SEP 2008 together with the reports
       of the Directors and the Auditors

2.     Declare a final dividend recommended by the               Mgmt          For                            For
       Directors of 4.78p per ordinary share for the
       YE 30 SEP 2008 to be paid on 06 MAR 2009 to
       the Members whose names appear on the register
       at the close of business on 06 FEB 2009

3.     Re-elect Mr. G. S. Berruyer as a Director                 Mgmt          For                            For

4.     Re-elect Mr. T. C. W. Ingram as a Director                Mgmt          For                            For

5.     Re-appoint Messrs. PricewaterhouseCoopers LLP             Mgmt          Against                        Against
       as the Auditors to the Company and authorize
       the Directors to determine their remuneration

6.     Approve the remuneration report for the YE 30             Mgmt          For                            For
       SEP 2008

7.     Authorize the Directors, subject to and in accordance     Mgmt          For                            For
       with Article 6 of the Company's Articles of
       Association, to allot relevant securities up
       to a maximum nominal amount of GBP 4,365,191;
       all previous authorities under Section 80 of
       the Companies Act 1985 shall cease to have
       effect; [Authority expires at the conclusion
       of the next AGM of the Company]

S.8    Authorize the Directors, subject to and in accordance     Mgmt          For                            For
       with Article 7 of the Company's Articles of
       Association, to allot equity securities for
       cash and that, for the purposes of paragraph
       1[b] of Article 7, the nominal amount to which
       this power is limited is GBP 654,778; and the
       power given to the Directors by this resolution
       be extended to sales for cash of any shares
       which the Company may hold as treasury shares

S.9    Authorize the Company to make one or more market          Mgmt          For                            For
       purchases [within the meaning of Section 166
       of the Companies Act 1985] of ordinary shares
       in the capital of the Company on such terms
       and in such manner as the Directors shall determine
       provided that: the maximum number of ordinary
       shares which may be acquired pursuant to this
       authority is 130,955,755 ordinary shares in
       the capital of the Company; the minimum price
       which may be paid for each such ordinary share
       is its nominal value and the maximum price
       is the higher of 105% of the average of the
       middle market quotations for an ordinary share
       as derived from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       before the purchase is made and the amount
       stipulated by Article 5[1] of the Buy-back
       and Stabilization Regulation 2003 [in each
       case exclusive of expenses]; [Authority expires
       the earlier of the conclusion of the next AGM
       or 31 MAR 2010]

S.10   Adopt the Articles of Association of the Company          Mgmt          For                            For
       in substitution for, and to the exclusion of
       the existing Articles of Association as specified

11.    Amend the rules of the Sage Group Performance             Mgmt          For                            For
       Share Plan, as specified and authorize the
       Directors or a duly authorized Committee of
       them, be authorized to do all such acts and
       things as they may consider necessary or expedient
       to carry the amendment into effect




--------------------------------------------------------------------------------------------------------------------------
 SAIPEM SPA, SAN DONATO MILANESE                                                             Agenda Number:  701861658
--------------------------------------------------------------------------------------------------------------------------
        Security:  T82000117
    Meeting Type:  OGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  IT0000068525
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the balance sheet as of 31 DEC 2008,              Mgmt          No Action
       consolidated balance sheet, Directors, Board
       of Auditors and the Auditing Company reports

2.     Approve the allocation of profit                          Mgmt          No Action

3.     Approve to update the emoluments to Audit Company         Mgmt          No Action
       PricewaterhouseCoopers S.P.A.




--------------------------------------------------------------------------------------------------------------------------
 SALZGITTER AG, SALZGITTER                                                                   Agenda Number:  701919409
--------------------------------------------------------------------------------------------------------------------------
        Security:  D80900109
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  DE0006202005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 06 MAY 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and annual report, and the report
       pursuant to Sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 84,150,000 as follows: payment
       of a dividend of EUR 1.40 per share EUR 14,200
       shall be carried forward ex-dividend and payable
       date: 28 MAY 2009

3.     Ratification of the acts of the board of MDs              Mgmt          For                            For

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2009 FY               Mgmt          For                            For
       : PricewaterhouseCoopers AG, Hanover

6.     Authorization to acquire own shares, the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to EUR 16, 161,527.33, at prices not deviating
       more than 10% from the market price, on or
       before 26 NOV 2010, the Board of MDs may dispose
       of the shares in a manner other than the stock
       exchange or a rights offering if they are sold
       at a price not materially below their market
       price, or use the shares for acquisition purposes,
       as employee shares or for satisfying option
       or conversion rights, and retire the shares

7.     Authorization to increase the share capital,              Mgmt          For                            For
       and the correspondence Amendment to the Articles
       of Association, the Board of MDs shall be authorized,
       with the consent of the Supervisory Board,
       to increase the share capital by up to EUR
       80,807,636.65 through the issue of up to 30,048,500
       new bearer shares against payment in cash or
       kind, on or before 26 MAY 2014, shareholders
       shall be granted subscription rights, except
       for a capita l increase against payment in
       kind, for residual amounts, for the granting
       of such rights to bondholders, for the issue
       of new shares at a price not materially below
       their market price, and for the issue of up
       to 3,004,850 employee shares

8.     Authorization to issue warrant, convertible               Mgmt          For                            For
       or income bonds, or pro fit-sharing rights,
       the creation of contingent capital, and the
       correspondence Amendments to the Articles of
       Association the Board of MDs shall be authorized,
       with the consent of the Supervisory Board,
       to issue bonds or profit-sharing rights of
       up to EUR 1,000,000, 000, conferring a conversion
       or option right for new shares of the Company,
       on or before 26 MAY 2014




--------------------------------------------------------------------------------------------------------------------------
 SAMPO OYJ                                                                                   Agenda Number:  701847331
--------------------------------------------------------------------------------------------------------------------------
        Security:  X75653109
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  FI0009003305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to scrutinise the minutes             Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Presentation of the Financial Statements, the             Non-Voting    No vote
       Board of Director's; Report and the Auditor's
       Report

7.     Adoption of the Financial Statements                      Mgmt          For                            For

8.     Resolution on the use of the profit shown on              Mgmt          For                            For
       the Balance Sheet and the payment of dividend
       The Board of Directors proposes to the Annual
       General Meeting that a dividend of EUR 0,80
       per share from the parent company's distributable
       assets be paid. The dividend will be paid to
       those shareholders who, on the record date
       for payment of dividends, Tuesday, 14 APR 2009,
       are registered in the company's Shareholder
       Register kept by Euroclear Finland Ltd (previously
       the Finnish Central Securities Depository Ltd)
       The Board proposes to the Annual General Meeting
       that the dividend be paid on Tuesday, 21 April
       2009. For those shareholders who have not transferred
       their share certificates to the book-entry
       system by the record date for payment of dividends,
       the dividend will be paid after the transfer
       of their shares to the book-entry system

9.     Resolution on the discharge of the members of             Mgmt          For                            For
       the Board of Directors and the CEO from liability

10.    Resolution on the remuneration of the members             Mgmt          For                            For
       of the Board of Directors; after hearing the
       major shareholders, the Board's Nomination
       and Compensation Committee proposes to the
       Annual General Meeting that the members of
       the Board of Directors will be paid the following
       fees per annum until the close of the next
       Annual General Meeting the Chairman of the
       Board will be paid an annual fee of EUR 160,000,
       the Vice Chairman of Board will be paid EUR
       100,000, and the other members of the Board
       of Directors will be paid EUR 80,000 each 50
       per cent of each Board member's annual compensation,
       after deduction of taxes and similar payments,
       will be paid in Sampo plc A shares and the
       rest in cash Board members employed by the
       company will not receive separate compensation
       for Board work during the validity of the employment
       or service relationship. As background to the
       proposal that the Nomination and Compensation
       Committee has proposed that the Annual General
       Meeting elect Bj rn Wahlroos to continue as
       a member of the Board of Directors and that
       the Board of Directors elect him as its Chairman.
       At the close of the Annual General Meeting,
       he will step down from the position of Group
       CEO and President of Sampo plc. However, Bj
       rn Wahlroos will continue in the service of
       Sampo plc until 30 June 2009, and therefore
       he will be paid a Board Chairman fee of EUR
       120,000. After the end of the service relationship,
       Bj rn Wahlroos will give up his participation
       in the ;Sampo 2006; Sampo long-term share-based
       incentive scheme for Sampo Group's key management,
       and he will no longer be entitled to payments
       through this scheme

11.    Resolution on the number of members of the Board          Mgmt          For                            For
       of Directors After hearing the major shareholders,
       the Nomination and Compensation Committee proposes
       to the Annual General Meeting that eight members
       be elected to the Board of Directors

12.    The Nomination and Compensation Committee proposes        Mgmt          For                            For
       to the Annual General Meeting Messrs Brunila,
       Eira Palin-Lehtinen, Jukka Pekkarinen Christoffer
       Taxell, Matti Vuoria and Bj rn Wahlroos, be
       re-elected for a term continuing until the
       close of the next Annual General Meeting. Additionally,
       Sampo plc's Nomination and Compensation Committee
       proposes that Mr. Veli-Matti Mattila be elected
       as a new Board member for a term continuing
       until the close of the next Annual General
       Meeting. The Nomination and Compensation Committee
       proposes that the Board elect Mr. Bj rn Wahlroos
       from among their number as the new Chairman
       of the Board

13.    The Board's Audit Committee proposes to the               Mgmt          For                            For
       Annual General Meeting that compensation be
       paid to the company's auditor on the basis
       of reasonable invoicing

14.    The Board's Audit Committee proposes to the               Mgmt          For                            For
       Annual General Meeting that Ernst & Young Oy
       be elected as the Auditor until the close of
       the next Annual General Meeting

15.    The Board of Directors proposes that the Annual           Mgmt          For                            For
       General Meeting authorize the Board to decide
       on repurchasing Sampo A shares using funds
       available for profit distribution. Sampo A
       shares can be repurchased in one or more lots
       up to a total of 50,000,000 shares. Sampo shares
       can be repurchased in other proportion than
       the shareholders; proportional shareholdings
       (private repurchase). The share price will
       be no higher than the highest price paid for
       Sampo plc shares in public trading at the time
       of the purchase. However, in implementing the
       repurchase of Sampo shares, normal derivatives,
       stock lending or other contracts may also be
       entered into within the legal and regulatory
       limits, at the price determined by the market.
       he holder of all Sampo plc B shares has given
       consent to a buy-back of A shares It is proposed
       that the authorization will be valid until
       the close of the next Annual General Meeting,
       provided this is not more than 18 months from
       the Annual General Meeting's decision

16.    The Board of Directors proposes that the Annual           Mgmt          For                            For
       General Meeting decides to reduce the share
       premium account and the reserve fund on the
       company's Balance Sheet as of 31 DEC 2008 by
       EUR 1,160,392,342.66 and by EUR 366,295,191.68,
       respectively, by transferring all the funds
       in the share premium account and reserve fund
       on the Balance Sheet as of 31 DEC 2008 to the
       reserve for invested unrestricted equity. Under
       the old Finnish Companies Act, which was in
       force until 31 AUG 2006, both the share premium
       account and the reserve fund were restricted
       equity. The new Limited Liability Companies
       Act no longer recognises either the concept
       of share premium account or the concept of
       reserve fund but, according to the transitional
       provisions of the new act, it is allowed to
       reduce the size of these funds by adhering
       to the provisions set for reducing share capital.
       Transferring the funds as proposed will enhance
       the flexibility of the company's capital structure
       and increase the distributable equity and reserves

17.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SANDVIK AB, SANDVIKEN                                                                       Agenda Number:  701870897
--------------------------------------------------------------------------------------------------------------------------
        Security:  W74857165
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SE0000667891
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 518864 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Election of Mr. Sven Unger,Attorney, as the               Non-Voting    No vote
       Chairman of the Meeting

3.     Preparation and approval of the voting list               Non-Voting    No vote

4.     Election of 1 or 2 persons to countersign the             Non-Voting    No vote
       minutes

5.     Approval of the agenda                                    Non-Voting    No vote

6.     Examination of whether the meeting has been               Non-Voting    No vote
       duly convened

7.     Presentation of the annual report, the Auditors'          Non-Voting    No vote
       report and the Group accounts and the Auditors'
       report for the Group

8.     Speech by the President                                   Non-Voting    No vote

9.     Adopt the profit and loss account, balance sheet          Mgmt          For                            For
       and consolidated profit and loss account and
       consolidated balance sheet

10.    Grant discharge, from liability, to the Board             Mgmt          For                            For
       Members and the President for the period to
       which the accounts relate

11.    Approve a dividend of SEK 3.15 per share and,             Mgmt          For                            For
       Monday, 04 MAY 2009, as the record day; if
       the meeting approves this proposal, it is estimated
       that the dividend payments will be distributed
       by Euroclear Sweden AB on Thursday, 07 MAY
       2009

12.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 8 without Deputies

13.    Approve the fees to the Board of Directors as             Mgmt          For                            For
       follows: Board Member not employed by the Company
       SEK 450,000, Chairman of the Board of Directors
       SEK 1,350,000, Deputy Chairman SEK 900,000,
       Board Member elected by the general meeting
       who is a Member of the Audit Committee SEK
       125,000, Board Member elected by the general
       meeting who is a Member of the Remuneration
       Committee SEK 75,000, Chairman of the Remuneration
       Committee SEK 100,000 and the fees to the Auditors
       be paid as invoiced

14.    Re-elect Messrs. Georg Ehrnrooth, Fredrik Lundberg,       Mgmt          For                            For
       Egil Myklebust, Hanne De Mora, Anders Nyren,
       Lars Pettersson, Simon Thompson and Clas Ake
       Hedstrom as the Board Members; elect Mr. Clas
       Ake Hedstrom as a Chairman of the Board

15.    Approve the resolution on Nomination Committee,           Mgmt          For                            For
       etc., for the AGM 2010

16.    Approve the guidelines for remuneration to the            Mgmt          For                            For
       Chief Executives

17.    Close the Meeting                                         Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SANKYO CO.,LTD.                                                                             Agenda Number:  702005352
--------------------------------------------------------------------------------------------------------------------------
        Security:  J67844100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3326410002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations




--------------------------------------------------------------------------------------------------------------------------
 SANOFI-AVENTIS                                                                              Agenda Number:  701820397
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5548N101
    Meeting Type:  OGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  FR0000120578
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Receive the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 2.20 per share

O.4    Ratify the appointment of Mr. Chris Viehbacher            Mgmt          For                            For
       as a Director

O.5    Approve the Auditors' special report regarding            Mgmt          Against                        Against
       related-party transactions

O.6    Approve the transaction with Mr. Chris Viehbacher         Mgmt          For                            For
       regarding Severance Payments

O.7    Grant authority for the repurchase of up to               Mgmt          For                            For
       10% of issued share capital

E.8    Grant authority for the issuance of equity or             Mgmt          For                            For
       equity-linked securities with preemptive rights
       up to aggregate nominal amount of EUR 1.3 billion

E.9    Grant authority for the issuance of equity or             Mgmt          Against                        Against
       equity-linked securities without preemptive
       rights up to aggregate nominal amount of EUR
       500 million

E.10   Grant authority for the capital increase of               Mgmt          Against                        Against
       up to 10% of issued capital for future acquisitions

E.11   Authorize the Board to increase capital in the            Mgmt          Against                        Against
       event of additional demand related to delegation
       submitted to shareholder vote above

E.12   Grant authority for the capitalization of reserves        Mgmt          For                            For
       of up to EUR 500 million for bonus issue or
       increase in par value

E.13   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.14   Grant authority for the use of up to 2.5% of              Mgmt          For                            For
       issued capital in the Stock Option Plan

E.15   Grant authority for the use of up to 1.0% of              Mgmt          For                            For
       issued capital in the Restricted Stock Plan

E.16   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.17   Amend Article 15 of the Bylaws regarding the              Mgmt          For                            For
       Audit Committee

E.18   Grant authority for the filing of required documents/otherMgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 SANOMA CORPORATION, HELSINKI                                                                Agenda Number:  701852560
--------------------------------------------------------------------------------------------------------------------------
        Security:  X75713119
    Meeting Type:  AGM
    Meeting Date:  01-Apr-2009
          Ticker:
            ISIN:  FI0009007694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Call the meeting to order                                 Non-Voting    No vote

3.     Elect persons to scrutinize the minutes and               Non-Voting    No vote
       to supervise the counting of votes

4.     Record the legality of the meeting                        Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adopt the list of votes

6.     Presentation of the financial statements, report          Non-Voting    No vote
       by the Board of Director's and the Auditor's
       report for year 2008

7.     Adopt the financial statements                            Mgmt          For                            For

8.     Approve the use of profit shown on the balance            Mgmt          For                            For
       sheet and to pay a dividend of EUR 0.90 per
       share and a sum of EUR 500,000 transferred
       to the donation reserve and used at the Board
       of Director's discretion; the dividend will
       be paid to shareholders entered into the Shareholder
       Register maintained by Euroclear Finland Ltd
       at the record date for distribution of dividends,
       i.e., Monday, 06 APR 2009; the Board proposes
       that the dividends will be paid on Wednesday,
       15 APR 2009

9.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Director's and the President and the Chief
       Executive Officer from liability

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           For                            Against
       approve the compensation of the Board and the
       Committee Members will remain as follows: Chairman
       EUR 8,500 per month; the Vice Chairman be paid
       EUR 6,500 per month; theMmembers be paid EUR
       5,500 per month and mmembers of the Board's
       Committees be paid EUR 1,000 per meeting

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL         Shr           For                            Against
       : approve the Members of the Board to be 10

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       re-elect Messrs. Jaakko Rauramo and Sakari
       Tamminen as the Members to the Board of Directors
       for the term ending in the AGM 2012; and elect
       Ms. Annet Aris as new Member of the Board of
       Directors; re-elct Mr. Jaakko Rauramo as a
       Chairman and Mr. Sakari Tamminen as a Vice
       Chairman, all the proposed individuals have
       given their consent to being elected

13.    Approve to pay the Auditors' remuneration according       Mgmt          For                            For
       to the invoice

14.    Re-elect Pekka Pajamo, Authorised Public Accountant,      Mgmt          For                            For
       Sixten Nyman, Authorised Public Accountant,
       as his deputy, and Chartered Accountant KPMG
       Oy Ab with Kai Salli, Authorised Public Accountant,
       as the Auditor in Charge, the term expires
       at the end of the next AGM

15.    Authorize the Board to decide on the repurchase           Mgmt          For                            For
       of maximum of 16,000,000 Company's own shares
       which will be purchased with the Company's
       unrestricted shareholders equity, and the repurchases
       will reduce funds available for distribution
       on profits; the shares will be repurchased
       to develop the Company's capital structure,
       carry out potential corporate acquisitions
       or other business arrangements, or to be transferred
       for other purposes, retained as treasury shares,
       or cancelled; they can be repurchased either
       through a tender offer made to all shareholders
       on equal terms or in other proportion than
       that of the current shareholders at the market
       price of the repurchase moment on the NASDAQ
       OMX Helsinki Ltd, effective until 30 JUN 2010

16.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SANTOS LTD, ADELAIDE SA                                                                     Agenda Number:  701871306
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q82869118
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  AU000000STO6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report for the YE 31 DEC            Non-Voting    No vote
       2008 and the reports of the Directors and the
       Auditor

2.A    Re-elect Mr. Kenneth Charles Borda as a Director,         Mgmt          For                            For
       retires by rotation in accordance with Rule
       34[c] of the Company's Constitution

2.B    Re-elect Mr. Roy Alexander Franklin as a Director,        Mgmt          For                            For
       retires by rotation in accordance with Rule
       34[c] of the Company's Constitution

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2008

S.4    Amend the Constitution of Santos Limited by               Mgmt          For                            For
       deleting the whole of the existing Rule 70
       and replacing it with a new Rule 70 in the
       terms as specified in schedule 1 to the 2009
       notice of AGM

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT ANY INDIVIDUAL OR RELATED PARTY          Non-Voting    No vote
       TO ANY SPECIFIC VOTE EXCLUSION WHICH HAS OBTAINED
       BENEFIT OR DOES EXPECT TO OBTAIN FUTURE BENEFIT
       SHOULD NOT VOTE [OR VOTE 'ABSTAIN'] FOR THE
       RELEVANT PROPOSAL ITEMS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SANYO ELECTRIC CO.,LTD.                                                                     Agenda Number:  702014616
--------------------------------------------------------------------------------------------------------------------------
        Security:  J68897107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3340600000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

3.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAP AKTIENGESELLSCHAFT                                                                      Agenda Number:  701900094
--------------------------------------------------------------------------------------------------------------------------
        Security:  D66992104
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  DE0007164600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 28 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report as well
       as the report by the Board of Managing Directors
       pursuant to sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 2,765,783,523.74 as follows:
       payment of a dividend of EUR 0.50 per no-par
       share, EUR 2,171,981,798.74 shall be carried
       forward, ex-dividend and payable date: 20 MAY
       2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       KPMG AG, Berlin

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares; the Company shall be authorized to
       acquire own shares of up to EUR 120,000,000,
       at a price neither more than 10% above, nor
       more than 20% below the market price of the
       shares if they are acquired through the Stock
       Exchange, nor differing more than 20% from
       the market price of the shares if they are
       acquired by way of a repurchase offer, on or
       before 31 OCT 2010, the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to sell the shares on the
       Stock Exchange and to offer them to the shareholders
       for subscription; the Board of Managing Directors
       shall also be authorized to exclude shareholders'
       subscription rights for residual amounts and
       dispose of the shares in another manner if
       they are sold at a price not materially below
       their mark et price, to offer the shares to
       third parties for acquisition purposes, to
       use the shares within the scope of the Company's
       Stock Option and Incentive Plans, or for satisfying
       conversion and option rights, and to retire
       the shares

7.     Amendment to Section 19[2] of the Articles of             Mgmt          For                            For
       Association in accordance with the implementation
       of the shareholders Rights Act [ARUG], in respect
       of shareholders being able to issue proxy-voting
       instructions via a password-secured internet
       dialogue provided by the Company

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SAPPORO HOKUYO HOLDINGS,INC.                                                                Agenda Number:  701990980
--------------------------------------------------------------------------------------------------------------------------
        Security:  J69489102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3320950003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations,  Allow Board
       to Make Rules Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SARAS RAFFINERIE SARDE SPA, CAGLIARI                                                        Agenda Number:  701869666
--------------------------------------------------------------------------------------------------------------------------
        Security:  T83058106
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  IT0000433307
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2008            Mgmt          No Action
       consolidated financial statement at 31 DEC
       2008 any adjournment thereof, allocation of
       profits and dividend distribution

2.     Appoint the Board of Directors, and approve               Mgmt          No Action
       to determine its terms, components and emoluments

3.     Appoint the Board of Auditors and approve to              Mgmt          No Action
       determine its emoluments




--------------------------------------------------------------------------------------------------------------------------
 SAS AB, STOCKHOLM                                                                           Agenda Number:  701810310
--------------------------------------------------------------------------------------------------------------------------
        Security:  W7501Z106
    Meeting Type:  EGM
    Meeting Date:  13-Mar-2009
          Ticker:
            ISIN:  SE0000805574
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Approve that the meeting is called to order               Mgmt          For                            For

2.     Elect a Chairperson for the meeting                       Mgmt          For                            For

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 persons to verify the minutes                     Mgmt          For                            For

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

7.     Approve the President and CEO's presentation              Mgmt          For                            For
       of the background and reasons for the new issue
       of shares in accordance with item 9.IV on the
       agenda

8.     Approve the presentation of documents pursuant            Mgmt          For                            For
       to item 9 on the agenda

9.I    Amend the Articles of Association                         Mgmt          Abstain                        Against

9.II   Approve the reduction of the share capital                Mgmt          Abstain                        Against

9.III  Amend the Articles of Association                         Mgmt          Abstain                        Against

9.IV   Approve the resolution by the Board on a new              Mgmt          Abstain                        Against
       share issue

10.    Meeting is adjourned                                      Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SAS AB, STOCKHOLM                                                                           Agenda Number:  701823254
--------------------------------------------------------------------------------------------------------------------------
        Security:  W7501Z106
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  SE0000805574
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Meeting is called to order                                Mgmt          For                            For

2.     Elect Mr. Claes Beyer, Attorney, as the Chairman          Mgmt          For                            For
       of the meeting

3.     Approve the list of shareholders                          Mgmt          For                            For

4.     Approve the proposed agenda                               Mgmt          For                            For

5.     Elect 2 persons to verify the minutes                     Mgmt          For                            For

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

7.     Receive the annual accounts and the Auditor's             Mgmt          For                            For
       report as well as the consolidated accounts
       and consolidated Auditor's report

8.     Receive the report on the work of the Board,              Mgmt          For                            For
       the Remuneration Committee and the Audit Committee,
       followed by the President's address and, in
       conjunction with this, the opportunity for
       shareholders to put questions to the Board
       and the Group Management

9.A    Approve the statement of income and balance               Mgmt          For                            For
       sheet and the consolidated statement of income
       and consolidated balance sheet

9.B    Approve that no dividends be paid for the year            Mgmt          For                            For
       2008

9.C    Grant discharge to the Members of the Board               Mgmt          For                            For
       and the President from liability

10.A   Approve that the number of Board Members be               Mgmt          For                            For
       7, without Deputies

10.B   Approve that the Directors' fees, for the period          Mgmt          For                            For
       until the end of the next AGM, shall be SEK
       585,000 for the Chairman of the Board, SEK
       390,000 for the Vice Chairman and SEK 295,000
       for the each of the other Board Members elected
       by the shareholders' meeting and the Board's
       ordinary employee representatives; that each
       Deputy for Ordinary Employee Members receive
       a study fee of SEK 1,000 per Board meeting
       and an attendance fee of SEK 3,500 for each
       Board meeting they attend in addition to this
       remuneration; and that remuneration be paid
       for work on the Board Remuneration Committee
       in the amount of SEK 70,000 for the Remuneration
       Committee Chairman and SEK 25,000 for the other
       Members of the Remuneration Committee, as well
       as for work on the Board's Audit Committee,
       in the amount of SEK 95,000 for the Audit Committee
       Chairperson and SEK 45,000 for each of the
       Audit Committee's other Members

10.C   Approve that the fees for the Company's Auditors          Mgmt          For                            For
       be paid as invoiced

11.    Re-elect Messrs. Jens Erik Christensen, Berit             Mgmt          For                            For
       Kjoll, Dag Mejdell, Timo Peltola, Fritz H.
       Schur, Anitra Steen and Jacob Wallenber as
       the Board Members and Mr. Fritz H. Schur as
       the Chairperson of the Board

12.    Re-elect the Registered Accounting Firm Deloitte          Mgmt          Against                        Against
       AB as the Auditor of the Company for a 4-year
       period until the end of the 2013 annual general
       shareholder's meeting

13.    Approve the decision regarding the Nomination             Mgmt          For                            For
       Committee

14.    Approve that the guidelines for the remuneration          Mgmt          For                            For
       of the Company's Senior Executives from the
       preceding year remain unchanged

15.    Amend Articles 9 and 11 of the Articles of Association,   Mgmt          For                            For
       in addition to the amendments expected to be
       adopted at an EGM of the shareholders held
       on 13 MAR 2009

16.    Meeting is adjourned                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SCANIA AB, SODERTALJE                                                                       Agenda Number:  701865024
--------------------------------------------------------------------------------------------------------------------------
        Security:  W76082119
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  SE0000308280
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY POA] IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the AGM                                        Non-Voting    No vote

2.     Election of Mr. Claes Zettermarck as Chairman             Non-Voting    No vote
       of the AGM

3.     Approval of the voting list                               Non-Voting    No vote

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election of 2 persons to verify the minutes               Non-Voting    No vote

6.     Consideration of whether the AGM has been duly            Non-Voting    No vote
       convened

7.     Presentation of the annual accounts and Auditors'         Non-Voting    No vote
       report, and the consolidated annual accounts
       and auditors' report

8.     Report on the work of the Board of Directors              Non-Voting    No vote
       as well as its Audit and Remuneration Committees

9.     Addresses by the Chairman of the Board and by             Non-Voting    No vote
       the President and Chief Executive Officer

10.    Questions from the shareholders                           Non-Voting    No vote

11.    Adopt the income statement and balance sheet              Mgmt          For                            For
       and the consolidated income statement and balance
       sheet

12.    Grant discharge of the Members of the Board               Mgmt          For                            For
       and President from liability for the FY

13.    Approve that, dividend of SEK 2.50 per share,             Mgmt          For                            For
       the Board proposes Tuesday 12 MAY 2009 as the
       record date for the dividend, provided that
       the AGM approves this proposal, the dividend
       is expected to be sent from Euroclear Sweden
       AB on Friday,15 MAY 2009

14.    Approve the guidelines for the salary and other           Mgmt          For                            For
       remuneration of the President and Chief Executive
       Officer as well as other Executive officers
       as specified

15.    Approve the 2009 incentive programme as specified         Mgmt          For                            For

16.A   Approve to determine the Board of Directors               Mgmt          For                            For
       shall consist of 10 Members elected by the
       AGM without Deputy Board Members

16.B   Approve that, the Members of the Board shall              Mgmt          For                            For
       receive remuneration for their work as follows;
       a] remuneration to the Board of Directors is
       fixed at SEK 2,656,250, to be allocated among
       Board Members as follows: SEK 625,000 to the
       Vice Chairman and SEK 406,250 to each of the
       other Board members who are not employed by
       Volkswagen AG. b] For the work performed in
       the Audit Committee, remuneration is fixed
       at SEK 150,000 to the Chairman of the Audit
       Committee and SEK 75,000 to each of the other
       members of the Audit Committee who are not
       employed by Volkswagen AG; and for the work
       performed in the Remuneration Committee, remuneration
       is fixed at SEK 50,000 to each of the members
       of the Remuneration Committee who are not employed
       by Volkswagen AG. Board remuneration is payable
       only on the condition that the Board member
       has been elected by the AGM and is not an employee
       of the Company

16.C   Re-elect of Messrs. Helmut Aurenz, Staffan Bohman,        Mgmt          For                            For
       Peggy Bruzelius, B rje Ekholm, Gunnar Larsson,
       Hans Dieter Potsch, Francisco Javier Garcia
       Sanz, Peter Wallenberg Jr, Martin Winterkorn
       and Leif Ostling as Board Members; re-elect
       Mr. Martin Winterkorn as the Chairman of the
       Board; re-elect Mr. Staffan Bohman as Vice
       Chairman of the Board

16.D   Approve that, remuneration to the Auditors shall          Mgmt          For                            For
       be paid according to approved invoices

17.    Approve the criteria for how Members of the               Mgmt          Against                        Against
       Nomination Committee shall be appointed as
       specified

18.    Adjournment of the AGM                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SCHNEIDER ELECTRIC SA, RUEIL MALMAISON                                                      Agenda Number:  701897312
--------------------------------------------------------------------------------------------------------------------------
        Security:  F86921107
    Meeting Type:  MIX
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  FR0000121972
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 3.45 per share

O.4    Approve the Auditors special report regarding             Mgmt          For                            For
       related party transactions

O.5    Approve the transaction with Mr. Jean Pascal              Mgmt          For                            For
       Tricoire regarding Pension Scheme and Severance
       Payment

O.6    Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       issued share capital

O.7    Ratify the Change of Registered Office to 35,             Mgmt          For                            For
       Rue Joseph Monier, 92500 Rueil Malmaison and
       amend Article 5 of Bylaws accordingly

E.8    Approve to update the corporate purpose and               Mgmt          For                            For
       amend Article 2 of Bylaws accordingly

E.9    Approve the share ownership disclosure threshold          Mgmt          For                            For

E.10   Grant authority for the issuance of equity or             Mgmt          For                            For
       equity linked securities with preemptive rights
       up to aggregate nominal amount of EUR 800 million

E.11   Grant authority for the issuance of equity or             Mgmt          For                            For
       equity linked securities without preemptive
       rights up to aggregate nominal amount of EUR
       360 million

E.12   Authorize the Board to increase the capital               Mgmt          For                            For
       in the event of additional demand related to
       delegation submitted to shareholder vote above

E.13   Grant authority to increase the capital for               Mgmt          For                            For
       future exchange offers

E.14   Grant authority up to 3% of issued capital for            Mgmt          For                            For
       use in Stock Option Plan

E.15   Grant authority up to 1% of issued capital for            Mgmt          For                            For
       use in Restricted Stock Plan

E.16   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.17   Approve the Stock Purchase Plan reserved for              Mgmt          For                            For
       International Employees

E.18   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.19   Grant authority for the filing of required documents/otherMgmt          For                            For
       formalities

A.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve the limit of remuneration of the Supervisory
       Board Members at the aggregate amount of EUR
       600,000

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 540645 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SCHRODERS PLC, LONDON                                                                       Agenda Number:  701856215
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7860B102
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  GB0002405495
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors report and the accounts             Mgmt          For                            For
       of the Company for the YE 31 DEC 2008

2.     Approve a final dividend of 21.0 pence per share          Mgmt          For                            For
       on the ordinary shares and on the non-voting
       ordinary shares as recommended by the Directors
       be declared payable on 30 APR 2009 to shareholders
       on the register on 20 FEB 2009

3.     Approve the remuneration report for the YE 31             Mgmt          Against                        Against
       DEC 2008

4.     Elect Lord Howard of Penrith as a Director of             Mgmt          For                            For
       the Company, who retires in accordance with
       Article 79

5.     Elect Mr. Phillip Mallinckrodt as a Director              Mgmt          Against                        Against
       of the Company, who retires in accordance with
       Article 79

6.     Re-elect Mr. Luc Bertrand  as a Director a Director       Mgmt          Against                        Against
       of the Company, who retires in accordance with
       Article 80

7.     Re-elect Mr. Alan Brown as a Director a Director          Mgmt          Against                        Against
       of the Company, who retires in accordance with
       Article 80

8.     Re-elect Mr. Kevin Parry as a Director a Director         Mgmt          Against                        Against
       of the Company, who retires in accordance with
       Article 80

9.     Re-elect Mr. Bruno Schroder as a Director a               Mgmt          Against                        Against
       Director of the Company, who retires having
       served more than 9 years as a Director

10.    Re-elect Sir Peter Job as a Director a Director           Mgmt          For                            For
       of the Company, who retires having served more
       than 9 years as a Director

11.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office from
       the conclusion of this meeting until the conclusion
       of next general meeting at which accounts are
       laid before the Company in accordance with
       Section 437 of the Companies Act 2006

12.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of PricewaterhouseCoopers LLP as the Auditors
       of the Company

13.    Authorize the Directors of the Company, to allot          Mgmt          For                            For
       relevant securities up to an aggregate nominal
       amount of GBP 5,000,000; [Authority expires
       whichever is earlier at the conclusion of the
       AGM of the Company after passing this resolution
       or 01 MAY 2010]; and the Directors may allot
       relevant securities in pursuance of such an
       offer or agreement as if the authority conferred
       has not expired for the purposes of this authority
       the expression relevant securities shall mean
       relevant securities as defined in Section 80
       of the Companies Act 1985 but shall not in
       any circumstances include ordinary shares [as
       specified]

S.14   Grant authority for the purchase own shares               Mgmt          For                            For

S.15   Notice of general meetings                                Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SCOR SE, PUTEAUX                                                                            Agenda Number:  701847216
--------------------------------------------------------------------------------------------------------------------------
        Security:  F15561677
    Meeting Type:  OGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  FR0010411983
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports for the YE 31 DEC 2008

O.2    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 0.80 per share and dividend will be
       paid on 14 MAY 2009

O.3    Approve the consolidated financial Statements             Mgmt          For                            For
       and statutory reports of the Board of Directors
       and the Auditors for 2008

O.4    Receive the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.5    Approve the transaction with Denis Kessler regarding      Mgmt          For                            For
       severance payments

O.6    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 30.00 maximum number of
       shares to be acquired: 10% of the share capital
       [authority is given for a 18 month period]
       and to take all necessary measures and accomplish
       all necessary formalities the supersedes the
       delegation granted by the combined shareholders'
       meeting of 07 MAY 2008, in its resolutions
       6

O.7    Re-elect Mr. Carlo Acutis as a Director for               Mgmt          For                            For
       2 years period

O.8    Re-elect Mr. Daniel Lebegue as a Director for             Mgmt          For                            For
       2 years period

O.9    Re-elect Mr. Andre Levy Lang as Director for              Mgmt          For                            For
       2 years period

O.10   Re-elect Mr. Jean Claude Seys as Director for             Mgmt          For                            For
       2 years period

O.11   Re-elect Mr. Luc Rouge as Director for 2 years            Mgmt          For                            For
       period

O.12   Elect Mr. Peter Eckert as Director for 2 years            Mgmt          For                            For
       period

O.13   Appoint Mr. Mederic Prevoyance as new Director            Mgmt          For                            For
       for 2 years period

O.14   Approve the renews the appointment of Mr. Georges         Mgmt          For                            For
       Chodron De Courcel as control agent for 2 years
       period

O.15   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy of extract of the minutes of this meeting
       to carry out al filings, publications and other
       formalities prescribed by law

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in one or more occasions,
       by a maximum nominal amount of EUR 2,00,000,000.00
       by way of capitalization reserves, profits,
       premiums or other means, provided that such
       capitalizations is allowed by Laws, by issuing
       bonus shares or raising the par value of existing
       shares; this amount of all capital increase
       made by virtue of present delegation shall
       count against the resolution 25 of the present
       meeting; [authority is given for 26 months
       period] and all earlier delegation to the same
       effect

E.17   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, in one or more
       occasions in France or abroad, by issuance
       with preferred subscription rights maintained
       of ordinary shares and or securities or giving
       rights to the debt securities of the Company
       the global number of shares issued under this
       delegation of authority shall not exceed 76,171,399,
       each of nominal amount of EUR 7.8769723 the
       maximal nominal amount of capital increase
       to be carried out under this delegation of
       authority shall not exceed EUR 599,999,999.98;
       [authority is given for 26 months period] and
       to take all necessary measures and accomplish
       all necessary formalities to the fraction unused
       of any and all earlier delegations to the same
       effect

E.18   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, in one or more
       occasions in France or abroad, by a maximum
       nominal amount of EUR 289,999,998,54 by issuance,
       with preferred subscription rights cancelled,
       of a maximum amount 36,816,176 shares and or
       securities giving access to the share capital,
       or giving right to debt securities; the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 500,000,000,00
       the amounts set forth in resolution number
       17 of the present meeting; [authority is given
       for 26 months period] to take all necessary
       measures and accomplish all necessary formalities

E.19   Authorize the Board of Directors to decide in             Mgmt          For                            For
       the event of an excess demand and for the issue
       decided in resolution 17 and 18, to increase
       the number of securities to be issued in the
       event of capital increase with or without preferential
       subscription right of shareholders, at the
       same price as the initial issue, within 30
       days of the closing of the subscription period
       and up to a maximum of 15% of the initial issue;
       [authority is given for 26 months period]

E.20   Authorize the Board of Directors to issue ordinary        Mgmt          Against                        Against
       shares or securities giving access to the Company's
       share capital, in accordance for securities
       tendered in a public exchange offer initiated
       in France or abroad, by the Company concerning
       the shares of another Company; the nominal
       amount of capital increase to be carried out
       under this delegation of authority shall not
       exceed EUR 289,999.998.54 for a total number
       of 36,816.176 shares; the nominal amount of
       debt securities issued shall not exceed EUR
       500,000,000.00; and to increase the share capital,
       up to 10% by the way of issuing shares; [authority
       is given for 26 months period]

E.21   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital on one or more occasions, by
       canceling all or part of the shares held by
       the Company in connection with stock repurchase
       plan, up to a maximum of 10% of the share capital
       over a 24 month period; via cancellation of
       repurchased shares; [authority is given for
       18 months period] and to take all necessary
       measures and accomplish all necessary formalities
       and authorization supersedes the authorization
       granted by the combined shareholders' meeting
       of 07 MAY 2008 in its resolution 18

E.22   Authorize the Board of Directors to grant in              Mgmt          For                            For
       on one or more transactions, to employees or
       identified employees of the Company or of its
       subsidiaries, and to the Executive Corporate
       Officer of the Company to be issued through
       a share capital increase or to purchase existing
       shares purchase by the Company, it is being
       provided that the options shall not give rights
       to a total number of shares, which shall exceed
       3,000,000; [authority is given for 18 months
       period] and to take all necessary measures
       and accomplish all necessary formalities and
       authorization supersedes the authorization
       granted by the combined shareholders' meeting
       of 07 MAY 2008 in its resolution 19

E.23   Authorize the Board of Directors to grant for             Mgmt          For                            For
       free, on ore more occasions, existing or future
       shares in favour of employees; they may not
       represent more than 3,000,000 shares; [authority
       is given for 18 months period] and to take
       all necessary measures and accomplish all necessary
       formalities and authorization supersedes the
       authorization granted by the combined shareholders'
       meeting of 07 MAY 2008 in its resolution 20

E.24   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on one or more occasions
       in favour of the employees or of its subsidiaries,
       who are Member of the Company that shall not
       exceed 3,000,000; [authority is given for 18
       months period] and to take all necessary measures
       and accomplish all necessary formalities and
       authorization supersedes the authorization
       granted by the combined shareholders' meeting
       of 07 MAY 2008 in its resolution 21

E.25   Approve to set the global limit for capital               Mgmt          For                            For
       increase the result from all issuance requests
       at nearly EUR 870, 892, 748,04 million

E.26   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION 2. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SCOTTISH AND SOUTHERN ENERGY PLC, PERTH                                                     Agenda Number:  701645167
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7885V109
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2008
          Ticker:
            ISIN:  GB0007908733
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts                           Mgmt          For                            For

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. Colin Hood                                   Mgmt          For                            For

5.     Re-elect Mr. Ian Marchant                                 Mgmt          For                            For

6.     Re-elect Mr. Rene Medori                                  Mgmt          For                            For

7.     Re-elect Sir. Robert Smith                                Mgmt          For                            For

8.     Re-appoint KPMG Audit Plc as the Auditor                  Mgmt          Against                        Against

9.     Authorize the Directors to determine the Auditors         Mgmt          For                            For
       remuneration

10.    Grant authority to allotment of shares                    Mgmt          For                            For

S.11   Approve to dissaply pre-emption rights                    Mgmt          For                            For

S.12   Authorize the Company to purchase its own ordinary        Mgmt          For                            For
       shares

S.13   Adopt new Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SEARS CDA INC                                                                               Agenda Number:  701864767
--------------------------------------------------------------------------------------------------------------------------
        Security:  81234D109
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  CA81234D1096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1.1 to 1.8 AND RESOLUTION 2. THANK YOU.

       To receive the audited consolidated financial             Non-Voting    No vote
       statements of the Corporation for the FYE 31
       JAN 2009 and the Auditors' report thereon

1.1    Elect Mr. E.J. Bird as a Director                         Mgmt          For                            For

1.2    Elect Mr. Deidra D. Cheeks Merriwether as a               Mgmt          For                            For
       Director

1.3    Elect Mr. William C. Crowley as a Director                Mgmt          For                            For

1.4    Elect Mr. William R. Harker as a Director                 Mgmt          For                            For

1.5    Elect Mr. R. Raja Khanna as a Director                    Mgmt          For                            For

1.6    Elect Mr. Jon Lukomnik as a Director                      Mgmt          For                            For

1.7    Elect Mr. Dene L. Rogers as a Director                    Mgmt          For                            For

1.8    Elect Mr. Debi E. Rosati as a Director                    Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Corporation's        Mgmt          For                            For
       Auditors, and authorize the Board of Directors
       of the Corporation to set the Auditors' remuneration

3.     Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SECOM CO.,LTD.                                                                              Agenda Number:  701988226
--------------------------------------------------------------------------------------------------------------------------
        Security:  J69972107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3421800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 SECURITAS AB                                                                                Agenda Number:  701766959
--------------------------------------------------------------------------------------------------------------------------
        Security:  W7912C118
    Meeting Type:  EGM
    Meeting Date:  03-Dec-2008
          Ticker:
            ISIN:  SE0000163594
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the Meeting                                    Mgmt          For                            For

2.     Elect Mr. Melker Schorling, Chairman of the               Mgmt          For                            For
       Board, as the Chairman of the EGM

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 person[s] to approve the minutes             Mgmt          For                            For

6.     Approve to determine the compliance with the              Mgmt          For                            For
       rules of convocation

7.     Approve a dividend to the effect that all shares          Mgmt          For                            For
       in the wholly-owned subsidiary Loomis AB ["Loomis"]
       are distributed to the shareholders, whereby
       5 shares of class A in Securitas AB shall entail
       a right to 1 share of class A in Loomis and
       5 shares of class B in Securitas AB shall entail
       a right to 1 share of class B in Loomis. If
       the shareholding in Securitas AB should not
       be a multiple of 5, parts of a share will be
       received. Such parts of shares in Loomis will
       be consolidated into whole shares which thereafter
       will be sold on the NASDAQ OMX Stockholm through
       SEB, proceeds, without deduction of commissions,
       will be paid by VPC; Based on book value as
       of 31 DEC 2007, the dividend amounts to SEK
       4,965,441,573 in total, the record date for
       entitlement to receive share dividend is 08
       DEC 2008

8.     Closing of the Meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SECURITAS AB, STOCKHOLM                                                                     Agenda Number:  701885177
--------------------------------------------------------------------------------------------------------------------------
        Security:  W7912C118
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  SE0000163594
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Melker Schorling as a Chairman of               Mgmt          For                            For
       the meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 person(s) to approve the minutes             Mgmt          For                            For

6.     Approve the determination of compliance with              Mgmt          For                            For
       the rules of convocation

7.     Approve the President's report                            Mgmt          For                            For

8.a    Receive the annual report and the Auditor's               Mgmt          For                            For
       report and the consolidated financial statements
       and the Group Auditor's Report

8.b    Approve the statement by the Auditor on the               Mgmt          For                            For
       compliance with the guidelines for remuneration
       to Management applicable since the last AGM

8.c    Approve the appropriation of the Company's profit         Mgmt          For                            For
       and the Board's motivated statement thereon

9.a    Adopt the statement of income and the balance             Mgmt          For                            For
       sheet and the consolidated statement of income
       and the consolidated balance sheet as per 31
       DEC 2008

9.b    Approve the dividend of SEK 2.90 per share                Mgmt          For                            For

9.c    Approve the record date for the dividend as               Mgmt          For                            For
       12 MAY 2009

9.d    Grant discharge of the Board of Directors and             Mgmt          For                            For
       the President from liability for the FY 2008

10.    Approve the number of Board Members to be 10              Mgmt          For                            For
       with no deputy Members

11.    Approve the fees to the Board Members for the             Mgmt          For                            For
       period up to and including the AGM 2010 shall
       amount to SEK 5,425,000 in total (including
       fees for committee work) to be distributed
       between the Board Members as follows: the Deputy
       Chairman shall receive SEK 725,000 and each
       of the other Board members, except the President,
       shall receive SEK 450,000 the Chairman of the
       Audit Committee shall receive SEK 200,000,
       the Chairman of the Remuneration Committee
       shall receive SEK 100,000, the Members of the
       Audit Committee each SEK 100,000 and the Members
       of the Remuneration Committee each SEK 50,000
       and the Auditor's fees are proposed to be paid
       as per agreement

12.    Re-elect Messrs. Fredrik Cappelen, Carl Douglas,          Mgmt          For                            For
       Marie Ehrling, Annika Falkengren, Stuart E.
       Graham, Alf Goransson, Berthold Lindqvist,
       Fredrik Palmstierna, Melker Schorling and Sofia
       Schorling-Hogberg as the Board Members for
       the period up to and including the AGM 2010,
       with Mr. Melker Schorling as the Chairman of
       the Board

13.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Re-elect Messrs. Gustaf Douglas (Investment
       AB Latour, etc.), Marianne Nilsson (Swedbank
       Robur), Mats Tuner (SEB Fonder) and Mikael
       Ekdahl (Melker Schorling AB) as the Board Members
       and elect Mr. Magnus Landare (Alecta) as the
       new Board Member

14.    Approve the guidelines for remuneration of the            Mgmt          For                            For
       Management as specified

15.    Amend the second paragraph of Section 7 in the            Mgmt          For                            For
       Articles of Association as specified

16.    Amend Section 7 in the Articles of Association,           Mgmt          For                            For
       conditioned upon the enactment of new legislation
       as specified

17.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SEGA SAMMY HOLDINGS INC.                                                                    Agenda Number:  701982591
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7028D104
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3419050004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Retirement Allowance for Retiring Corporate       Mgmt          For                            For
       Auditors, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 SEGRO PLC (REIT), SLOUGH                                                                    Agenda Number:  701836718
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80277117
    Meeting Type:  OGM
    Meeting Date:  20-Mar-2009
          Ticker:
            ISIN:  GB00B1YFN979
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to sub-divide and reclassify the share            Mgmt          For                            For
       capital of the Company

2.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company

3.     Authorize the Directors to allot ordinary shares          Mgmt          For                            For
       in the capital of the Company

S.4    Approve to disapply pre-emption rights                    Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SEGRO PLC (REIT), SLOUGH                                                                    Agenda Number:  701859475
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80277117
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  GB00B1YFN979
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       31 DEC 2008 and the reports of the Directors
       and Auditors thereon

2.     Declare a final dividend of 5.4 pence [to be              Mgmt          For                            For
       paid as a property income distribution] per
       ordinary share, recommended by the Directors
       in respect of the YE 31 DEC 2008, payable on
       06 MAY 2009 to holders of ordinary shares registered
       at the close of business on 03 APR 2009

3.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2008

4.     Elect Ms. Ines Reinmann as a Director                     Mgmt          For                            For

5.     Elect Mr. Ian Sutcliffe as a Director                     Mgmt          For                            For

6.     Re-elect Mr. Nigel Rich                                   Mgmt          For                            For

7.     Re-elect Mr. Andrew Palmer                                Mgmt          For                            For

8.     Re-elect Mr. Christopher Peacock                          Mgmt          For                            For

9.     Re-appoint Deloitte LLP as the Company's Auditors         Mgmt          Against                        Against
       to hold office until the conclusion of the
       next general meeting at which financial statements
       are laid before the Company

10.    Authorize the Directors to determine the remuneration     Mgmt          Against                        Against
       of the Auditors

11.    Authorize the Company in accordance with the              Mgmt          For                            For
       Companies Act 2006 [the "2006 Act"], the Company
       and all the Companies that are subsidiaries
       of the Company at the time at which this resolution
       is passed, or at any time during the period
       for which this resolution has effect are authorized
       to (i) make political donations to political
       parties or independent election candidates,
       as defined in the 2006 Act, not exceeding GBP
       20,000 in total; (ii) make political donations
       to political organizations other than political
       parties, as specified in the 2006 Act, not
       exceeding GBP 20,000 in total; and (iii) incur
       political expenditure as defined in the 2006
       Act, not exceeding GBP 20,000 in total, during
       the period beginning with the date of the passing
       of this resolution and ending on 30 MAY 2010
       or, if earlier, at the conclusion of the day
       on which the AGM of the Company is to be held
       in 2010, in any even the aggregate amount of
       political donations and political expenditure
       made or incurred by the Company and its subsidiaries
       pursuant to this resolution shall not exceed
       GBP 40,000

S.12   Authorize the Directors by Article 10(a) of               Mgmt          For                            For
       the Company's Articles of Association be renewed
       for a period ending on the date of the Company's
       next AGM or, if earlier, on 29 JUL 2010 [unless
       previously renewed, varied or revoked] and
       for that period, the Section 80 Amount is GBP
       18,924,571

S.13   Authorize the Directors, in addition and without          Mgmt          Against                        Against
       prejudice to the authority renewed in Resolution
       12 above, to exercise an powers of the Company
       to allot equity securities [as specified in
       the Companies Act 1985 [the "1985 Act"] in
       connection with a rights issue [as specified
       in the Listing Rules of the United Kingdom
       Listing Authority] by the Company of ordinary
       shares up to an aggregate nominal amount of
       GBP 18,924,571 [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 29 APR 2010]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.14   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 12, the authority conferred on
       the Directors by Article 10(b) of the Articles
       of Association of the Company shall be renewed
       for a period commencing on the date hereof
       and expiring at the next AGM of the Company
       or, if earlier on 29 JUL 2010 [unless previously
       renewed, varied or revoked], and for the purposes
       of Article 10(b) of the Articles of Association
       of the Company, the Section 89 Amount shall
       be GBP 2,838,685

S.15   Authorize the Directors, subject to the passing           Mgmt          Against                        Against
       of Resolution 13 above, the Directors be and
       are hereby empowered to allot equity securities
       [as specified in the 1985 Act) for cash pursuant
       to the authority conferred by Resolution 13
       above provided that this power shall expire
       on the earlier of 29 APR 2010 or the date of
       the Company's next AGM

S.16   Authorize the Company be and is hereby generally          Mgmt          For                            For
       and unconditionally authorized for the purposes
       of Section 166 of the 1985 Act to make market
       purchases of ordinary shares of 1p each in
       the capital of the Company provided that a)
       the maximum aggregate number of ordinary shares
       which may be purchased pursuant to this authority
       is GBP 5,677,371; b) the minimum price which
       may be paid for each ordinary share [exclusive
       of expenses] is 1p; c)the maximum price which
       may be paid for each on share [exclusive of
       exp must not be more than 105% of the average
       of the middle market quotation for an ordinary
       share as derived from the London Stock Exchange
       Daily Official List for the 5 business days
       immediate preceding the day on which such ordinary
       share is contracted to be purchased; [Authority
       shall expire [unless previously renewed, varied
       or revoked] at the conclusion of the next AGM
       of the Company or on 29 JUL 2010]; and e) before
       this authority expires, the Company may make
       a contract to purchase its or shares under
       this authority which would or might involve
       the Company purchasing its own shares after
       this authority expires

S.17   Approve, that a general meeting other than an             Mgmt          Against                        Against
       AGM may be called on not less than 14 dear
       days' notice

S.18   Approve, that the terms of the Transfer Deed              Mgmt          For                            For
       for the acquisition of 436,720,892 deferred
       shares of 26 1/12 pence each in the capital
       of the Company [the "Deferred Shares"] between
       the Company and all holders of Deferred Shares
       for no value as set out in the draft contract
       produced to the meeting and initialed by the
       Chairman of the meeting for the purposes identification
       [the "Transfer Deed"], and authorize the Company,
       to enter into the Transfer Deed, the authority
       granted by this resolution will expire on 29
       SEP 2010




--------------------------------------------------------------------------------------------------------------------------
 SEIKO EPSON CORPORATION                                                                     Agenda Number:  701974669
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7030F105
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3414750004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SEKISUI CHEMICAL CO.,LTD.                                                                   Agenda Number:  701987832
--------------------------------------------------------------------------------------------------------------------------
        Security:  J70703137
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3419400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 SEKISUI HOUSE,LTD.                                                                          Agenda Number:  701876988
--------------------------------------------------------------------------------------------------------------------------
        Security:  J70746136
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  JP3420600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SEMBCORP INDS LTD                                                                           Agenda Number:  701852786
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79711159
    Meeting Type:  OGM
    Meeting Date:  20-Apr-2009
          Ticker:
            ISIN:  SG1R50925390
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Receive and adopt the Directors report and audited        Mgmt          For                            For
       accounts for the YE 31 DEC 2008 and the Auditors
       report thereon

2.     Declare a final ordinary tax exempt 1-tier dividend       Mgmt          For                            For
       of 11 cents per ordinary share for the YE 31
       DEC 2008

3.     Re-elect Mr. Peter Seah Lim Huat as a Director,           Mgmt          For                            For
       who will retire by rotation pursuant to Article
       93 of the Company's Articles of Association

4.     Re-elect Mr. Lee Suet Fern as [Independent member         Mgmt          For                            For
       of Audit Committee] as a Director, who will
       retire by rotation pursuant to Article 93 of
       the Company's Articles of Association

5.     Re-elect Mr. Bobby Chin Yoke Choong [Independent          Mgmt          For                            For
       member of Audit Committee], as a Director retiring
       pursuant to Article 99 of the Companys' Articles
       of Association

6.     Re-appoint Mr. Richard Hale, OBE [Independent             Mgmt          For                            For
       Chairman of Audit Committee], as a Director
       retiring under section 153(6) of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM

7.     Approve the Directors Fees of SGD 801,250 for             Mgmt          For                            For
       the YE 31 DEC 2008

8.     Re-appoint KPMG LLP as Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

9.     Authorize the Directors to: i) issue shares               Mgmt          Against                        Against
       in the capital of the Company [shares] whether
       by way of rights, bonus or otherwise; and /
       or ii) make or grant offers, agreements or
       options [collectively, 'Instruments] that might
       or would require shares to be issued, including
       but not limited to the creation and issue of
       [as well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may, in their absolute discretion,
       deem fit; and b) [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] issue shares in pursuance of
       any Instrument made or granted by the Directors
       while this Resolution was in force, provided
       that: the aggregate number of shares to be
       issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]:
       A) by way of renounce able rights issues on
       a pro rata basis to shareholders of the Company
       [Renounce able Rights Issues] shall not exceed
       100% of the total number of issued shares in
       the capital of the Company excluding treasury
       shares [as calculated in accordance with paragraph
       (3) below]; and B) otherwise than by way of
       Renounce able Rights Issues [Other Share Issues]
       shall not exceed 50% of the total number of
       issued shares in the capital of the Company
       excluding treasury shares [as calculated in
       accordance with paragraph (3) below], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company shall not exceed 10% of the
       total number of issued shares in the capital
       of the Company excluding treasury shares [as
       calculated in accordance with paragraph (3)
       below]; the Renounce able Rights Issues and
       other share issues shall not, in aggregate,
       exceed 100% of the total number of issued shares
       in the capital of the Company excluding treasury
       shares [as calculated in accordance with paragraph
       (3) below]; [subject to such manner of calculation
       as may be prescribed by the Singapore Exchange
       Securities Trading Limited [SGX-ST]] for the
       purpose of determining the aggregate number
       of shares that may be issued under paragraphs(1)(A)
       and (1)(B) above, the percentage of issued
       shares shall be based on the total number of
       issued shares in the capital of the Company
       [excluding treasury shares] at the time this
       resolution is passed, after adjusting for:-
       i) new shares arising from the conversion or
       exercise of any convertible securities or share
       options or vesting of share awards which are
       outstanding or subsisting at the time this
       Resolution is passed; and ii) any subsequent
       bonus issue or consolidation or subdivision
       of shares; in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and [Authority expires
       earlier of the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by law to be held]

10.    Authorize the Directors to: a) grant awards               Mgmt          For                            For
       in accordance with the provisions of the Sembcorp
       Industries Performance Share Plan [the 'Performance
       Share Plan'] and/or the Sembcorp Industries
       Restricted Stock Plan [the 'Restricted Stock
       Plan'] [the Performance Share Plan and the
       Restricted Stock Plan, together the 'Share
       Plans']; and b) allot and issue from time to
       time such number of ordinary shares in the
       capital of the Company as may be required to
       be issued pursuant to the exercise of options
       under the Sembcorp Industries Share Option
       Plan and / or the vesting of awards granted
       under the Share Plans, provided that: i) the
       aggregate number of new ordinary shares to
       be issued pursuant to the exercise of options
       granted under the Sembcorp Industries Share
       Option Plan and the vesting of awards granted
       or to be granted under the Share Plans shall
       not exceed 15% of the total number of issued
       shares in the capital of the Company [excluding
       treasury shares] from time to time; and ii)
       the aggregate number of new ordinary shares
       under awards to be granted pursuant to the
       Share Plans during the period commencing from
       the date of this AGM of the Company and ending
       on the date of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held, whichever is
       the earlier, shall not exceed 2% of the total
       number of issued shares in the capital of the
       Company [excluding treasury shares] from time
       to time

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SEMBCORP INDS LTD                                                                           Agenda Number:  701880545
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79711159
    Meeting Type:  EGM
    Meeting Date:  20-Apr-2009
          Ticker:
            ISIN:  SG1R50925390
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company, for the purposes of Chapter        Mgmt          For                            For
       9 of the Listing Manual [Chapter 9] of the
       Singapore Exchange Securities Trading Limited
       [the SGX-ST], and its subsidiaries and associated
       companies that are entities at risk [as that
       term is used in Chapter 9], or any of them,
       to enter into any of the transactions falling
       within the types of interested person transactions
       as specified with any party who is of the class
       of interested persons as specified, provided
       that such transactions are made on normal commercial
       terms and in accordance with the review procedures
       for such interested person transactions; [Authority
       expires until the conclusion of the next AGM
       of the Company]; and authorize the Directors
       of the Company to complete and do all such
       acts and things [including executing all such
       documents as may be required] as they may consider
       expedient or necessary or in the interests
       of the Company to give effect to the IPT Mandate
       and/or this Resolution

2.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Companies Act], to purchase or otherwise acquire
       issued ordinary shares in the capital of the
       Company [the Shares] not exceeding in aggregate
       the Maximum Limit [as specified], at such price
       or prices as may be determined by the Directors
       from time to time up to the Maximum Price [as
       specified], whether by way of: [a] market purchase[s]
       on the SGX-ST; and/or [b] off-market purchase[s]
       [if effected otherwise than on the SGX-ST]
       in accordance with any equal access scheme[s]
       as may be determined or formulated by the Directors
       as they consider fit, which scheme[s] shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other laws and regulations and rules
       of the SGX-ST as may for the time being be
       applicable, [the Share Purchase Mandate]; [Authority
       expires the earlier of the date on which the
       next AGM of the Company is held or the date
       by which the next AGM of the Company is required
       by law to be held]; and to complete and do
       all such acts and things [including executing
       such documents as may be required] as they
       and/or he may consider expedient or necessary
       to give effect to the transactions contemplated
       and/or authorized by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 SEMICONDUCTOR MFG INTL CORP                                                                 Agenda Number:  701800244
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8020E101
    Meeting Type:  OGM
    Meeting Date:  03-Feb-2009
          Ticker:
            ISIN:  KYG8020E1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting    No vote

1.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to allot, issue, grant, distribute and otherwise
       deal with additional shares and make issue
       or grant offers, Agreements, options, Warrants
       and other securities during and after the end
       of the relevant period, not exceeding 20% of
       the aggregate nominal amount of the issued
       share capital of the Company and the aggregate
       nominal amount of share capital of the Company
       purchased by the Company subsequent to the
       passing of this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of passing this resolution,
       otherwise than pursuant to: i) a rights issue;
       or ii) the exercise of any share option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the Directors, and/or
       Officers and/or Employees of the Company and/or
       any of its subsidiaries of shares or rights
       to acquire shares, including without limitation
       pursuant to the Company's 2004 Stock Option
       Plan, 2004 Employee Stock Purchase Plan and
       the 2004 Equity Incentive Plan; or iii) the
       exercise of the rights of subscription or conversion
       under the terms of any warrant issued by the
       Company or any securities which are convertible
       into shares; or iv) any scrip dividend or similar
       arrangement providing for the allotment of
       shares of the Company in lieu of the whole
       or part of the dividend on the shares pursuant
       to the Articles of Association of the Company
       from time to time; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or by law to be held]

2.     Approve, conditional on the passing of Resolution         Mgmt          For                            For
       1, the exercise by the Board of Directors of
       the powers referred to in Resolution 1 in respect
       of the share capital of the Company referred
       to in Resolution 1; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or by law to be held]

3.     Approve, the Strategic Cooperation Agreement              Mgmt          For                            For
       [as specified], a copy of which is tabled at
       the meeting and marked 'A' and initialled by
       the Chairman of the meeting for identification
       purpose, and the transactions contemplated
       thereunder between the Company and Datang Telecom
       Technology & Industry Holdings Co., Ltd; the
       Proposed Chapter [as specified] in relation
       to the Non-Exempt Continuing Connected Transactions
       [as specified], being a maximum aggregate value
       of USD 100,000,000 for the period commencing
       on 24 DEC 2008 and ending on the day on which
       the Company's next AGM; and authorize any one
       Director of the Company for and on behalf of
       the Company to execute all such other documents,
       instruments and Agreements and to do all such
       acts or things deemed by him to be incidental
       to, or ancillary to or in connection with the
       matters contemplated in or relating to the
       Strategic Cooperation Agreement [including
       the Proposed Chapter] as he may consider necessary,
       desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 SEMICONDUCTOR MFG INTL CORP                                                                 Agenda Number:  701926098
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8020E101
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  KYG8020E1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2008

2.a    Re-elect Mr. Jiang Shang Zhou as a Class II               Mgmt          For                            For
       Director of the Company

2.b    Re-elect Mr. Lip-Bu Tan as a Class II Director            Mgmt          For                            For
       of the Company

2.c    Re-elect Mr. Chen Shanzhi as a Class II Director          Mgmt          For                            For
       of the Company

2.d    Authorize the Board of Directors to fix their             Mgmt          For                            For
       remuneration

3.a    Re-elect Mr. Zhou Jie as a Class III Director             Mgmt          For                            For
       of the Company

3.b    Authorize the Board of Directors to fix his               Mgmt          For                            For
       remuneration

4.a    Re-elect Mr. Edward S. Yang as a Class I Director         Mgmt          For                            For
       of the Company

4.b    Elect Mr. Gao Yonggang as a Class I Director              Mgmt          For                            For
       of the Company

4.c    Authorize the Board of Directors to fix their             Mgmt          For                            For
       remuneration

5.     Authorize the Board of Directors, subject to              Mgmt          For                            For
       this resolution, to allot, issue, grant, distribute
       and otherwise deal with additional shares and
       to make, issue or grant offers, agreements,
       options, warrants and other securities which
       will or might require shares to be allotted,
       issued, granted, distributed or otherwise dealt
       with during or after the end of the relevant
       period; the aggregate nominal amount of share
       capital allotted, issued, granted, distributed
       or otherwise dealt with or agreed conditionally
       or unconditionally to be allotted, issued,
       granted, distributed or otherwise dealt with
       [whether pursuant to an option, conversion
       or otherwise] by the Board of Directors, otherwise
       than pursuant to: (i) a Rights Issue; or (ii)
       any option scheme or similar arrangement for
       the time being adopted for the grant or issue
       to the Directors and/or Officers and/or Employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares, including
       without limitation pursuant to the Company's
       2004 Stock Option Plan, 2004 Employee Stock
       Purchase Plan and the 2004 Equity Incentive
       Plan; or (iii) the exercise of rights of subscription
       or conversion under the terms of any warrant
       issued by the Company or any securities which
       are convertible into shares; or (iv) any scrip
       dividend or similar arrangement providing for
       the allotment of Shares in lieu of the whole
       or part of a dividend on shares pursuant to
       the Articles of Association of the Company
       from time to time, shall not exceed the aggregate
       of: (a) 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing this Resolution 5
       [the Issue Mandate Limit]; and b) [if the Board
       of Directors is so authorized by a separate
       resolution of the shareholders of the Company]
       the aggregate nominal amount of share capital
       of the Company purchased by the Company subsequent
       to the passing of this Resolution 5 [up to
       a maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       this resolution] and the said approval shall
       be limited accordingly; for the purposes of
       calculating the number of shares that may be
       issued under the Issue Mandate Limit, the number
       of new Shares allotted and issued upon the
       exercise of any right to subscribe or purchase
       shares attached to any shares [Convertible
       Shares] issued pursuant to this resolution
       shall, to the extent that the aggregate nominal
       share capital of such new Shares to be issued
       is equal to the aggregate nominal share capital
       of such Convertible shares and provided that
       such Convertible shares are cancelled on or
       after the issue of such new shares, be disregarded;
       [Authority expires earlier at the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or by law to be
       held]

6.     Authorize the Board of Directors, subject to              Mgmt          For                            For
       this resolution, to purchase shares on The
       Stock Exchange of Hong Kong Limited [the Stock
       Exchange] or any other Stock Exchange on which
       the shares may be listed and which is recognized
       for this purpose by the Hong Kong Securities
       and Futures Commission and the Stock Exchange,
       in accordance with all applicable laws, including
       the Hong Kong Code on Share Repurchases and
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       [as amended from time to time]; the aggregate
       nominal amount of shares which may be purchased
       or agreed conditionally or unconditionally
       to be purchased shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       of this Resolution 6, and the said approval
       shall be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or by law to be held]

7.     Approve, conditional on the passing of Resolutions        Mgmt          For                            For
       5 and 6, the exercise by the Board of Directors
       of the powers referred to in paragraph (A)
       of Resolution 5 in respect of the share capital
       of the Company referred to in sub-paragraph
       (b) of paragraph (B) of Resolution 5

8.     Approve the maximum aggregate values of transactions      Mgmt          For                            For
       under the Strategic Cooperation Agreement,
       being USD 50,000,000 for the period commencing
       on the day of the AGM and ending on 31 DEC
       2009 and USD 100,000,000 for the period commencing
       on 01 JAN 2010 and ending on 23 DEC 2010 [together
       the New Proposed Caps]; authorize any 1 Director
       or duly authorized officer of the Company for
       and on behalf of the Company to execute all
       such documents, instruments and agreements
       and to do all such acts or things deemed by
       him to be incidental to, or ancillary to or
       in connection with the matters relating to
       the New Proposed Caps as he may consider necessary,
       desirable or expedient as specified

9.     Approve, subject to the fulfillment of the following      Mgmt          For                            For
       conditions: i) the shareholders have been asked
       individually by the Company to agree that the
       Company may send or supply Corporate Communications
       generally, or the Corporate Communications
       in question, to them by means of the Company's
       own website [the Request]; and ii) the Company
       has not received a response indicating the
       shareholders' objection to the request within
       a period of 28 days beginning on the day on
       which the request was sent, the Company may
       send or supply Corporate Communications to
       its shareholders by making them available on
       the Company's own website; authorize any 1
       Director or duly authorized Officer of the
       Company for and on behalf of the Company to
       execute all such documents, instruments and
       agreements and to do all such acts or things
       deemed by him to be incidental to, or ancillary
       to or in connection with the matters relating
       to as specified

10.    Approve, subject to and conditional upon the              Mgmt          For                            For
       Listing Committee of the Stock Exchange granting
       the listing of and permission to deal in, such
       number of shares of the Company which may fall
       to be allotted or issued pursuant to the exercise
       of the options which may be granted under any
       of the 2 Option Plans, namely, the 2004 Stock
       Option Plan and the 2004 Employee Stock Purchase
       Plan, both of which were adopted by the Company
       by way of shareholders' and Directors' resolutions
       on 16 FEB 2004 and 16 JAN 2004, respectively
       and took effect on 18 MAR 2004 [together the
       Option Plans], representing 5% of the issued
       share capital of the Company as at the date
       on which this Resolution 10 is passed: (A)
       approve the refreshing of the existing 10%
       mandate under the option plans [Refreshed Scheme
       Mandate] provided that the total number of
       shares of the Company which may be allotted
       and issued upon the exercise of all options
       to be granted under the option plans of the
       Company under the limit as refreshed hereby
       shall not exceed 5% of the total number of
       shares of the Company as at the date on which
       this Resolution 10 is passed [options previously
       granted under the option plans [including options
       outstanding, cancelled, lapsed or exercised
       in accordance with the terms of the option
       plans] shall not be counted for the purpose
       of calculating the refreshed scheme mandate]
       which shall take effect upon the Existing Scheme
       Limit having been fully utilized; and authorize
       the Directors of the Company or the Compensation
       Committee of the Company [as the case may be
       according to the terms of the relevant option
       plans] to: i) grant options to subscribe for
       shares of the Company within the refreshed
       scheme mandate in accordance with the terms
       of the option plans and (ii) allot, issue and
       deal with shares of the Company pursuant to
       the exercise of options granted under the option
       plans within the refreshed scheme mandate




--------------------------------------------------------------------------------------------------------------------------
 SEQUANA, PARIS                                                                              Agenda Number:  701922165
--------------------------------------------------------------------------------------------------------------------------
        Security:  F83150114
    Meeting Type:  MIX
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  FR0000063364
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE on 31 DEC 2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       on 31 DEC 2008

O.3    Approve the profits of the 2008 FY-Distribution           Mgmt          For                            For

O.4    Approve the regulated agreements and commitments          Mgmt          For                            For

O.5    Authorize the Board of Directors to operate               Mgmt          Against                        Against
       on the Company's shares

E.6    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by cancellation of treasury shares

E.7    Authorize the Board of Directors to proceed               Mgmt          Against                        Against
       with the issue, with maintenance of preferential
       subscription rights, of Company's common shares
       and/or any securities giving access, immediately
       or ultimately, to the Company's capital or
       to its affiliate Companies

E.8    Authorize the Board of Directors to proceed               Mgmt          Against                        Against
       with the issue, with cancellation of preferential
       subscription rights, by public offer and/or
       by private placement, of the Company's common
       shares and/or any securities giving access,
       immediately or ultimately, to the Company's
       capital or to its affiliate Companies

E.9    Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued in case
       of capital increase with or without preferential
       subscription right under the 7 and 8 Resolutions

E.10   Authorize the Board of Directors to carry out             Mgmt          For                            For
       a share capital increase, by public offer and/or
       private placement, without preferential subscription
       rights by issuing common shares and any securities
       giving access, immediately or ultimately, to
       the Company's capital or of its affiliates,
       by freely setting the issue price

E.11   Authorize the Board of Directors to carry out             Mgmt          For                            For
       the share capital increase to remunerate contributions
       in kind of equity securities or securities
       giving access to capital of the third party
       Companies

E.12   Approve the global limitation issues under the            Mgmt          For                            For
       7, 8, 9, 10 and 11 Resolutions

E.13   Authorize the Board of Directors to carry out             Mgmt          For                            For
       the share capital increase by incorporation
       of premiums, reserves, profits or others

E.14   Authorize the Board of Directors to carry out             Mgmt          For                            For
       the share capital increase by issuing shares
       reserved for the Company Savings Plan's Members
       pursuant to the agreements of the Commercial
       Code and Articles L.3332-1 of the Labor Code,
       including when using the delegations and authorizations
       to increase capital

E.15   Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SES S.A., LUXEMBOURG                                                                        Agenda Number:  701847672
--------------------------------------------------------------------------------------------------------------------------
        Security:  L8300G135
    Meeting Type:  OGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  LU0088087324
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the attendance list, quorum and adopt             Mgmt          No Action
       the agenda

2.     Approve the nomination of a Secretary and of              Mgmt          No Action
       2 scrutineers

3.     Approve the presentation by the Chairman of               Mgmt          No Action
       the Board of the 2008 activities report of
       the Board

4.     Approve the presentation by the President and             Mgmt          No Action
       the Chief Executive Officer on the main developments
       during 2008 and perspectives

5.     Approve the presentation by the Chief Financial           Mgmt          No Action
       Officer, the Member of the Executive Committee
       of the 2008 financial results

6.     Approve the presentation of the Audit report              Mgmt          No Action

7.     Approve the balance sheet as of 31 DEC 2008               Mgmt          No Action
       and of the 2008 profit and loss accounts

8.     Approve the allocation of 2008 profits                    Mgmt          No Action

9.     Approve the transfers between reserve accounts            Mgmt          No Action

10.    Grant discharge to the Members of the Board               Mgmt          No Action
       of Directors

11.    Grant discharge to the Auditor                            Mgmt          No Action

12.    Appoint the Auditors for the year 2009 and approve        Mgmt          No Action
       to determine its remuneration

13.    Approve the resolution on Company acquiring               Mgmt          No Action
       own FDRs and/or own A or B shares

14.    Approve the remuneration of the Board Members             Mgmt          No Action

15.    Miscellaneous                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SEVEN & I HOLDINGS CO.,LTD.                                                                 Agenda Number:  701949096
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7165H108
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3422950000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to : Approve Minor Revisions               Mgmt          For                            For
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4.     Entrusting to the Company's Board of Directors            Mgmt          For                            For
       determination of the subscription requirements
       for the share subscription rights, as stock
       options for stock-linked compensation issued
       to the executive officers of the Company, as
       well as the directors and executive officers
       of the Company's subsidiaries




--------------------------------------------------------------------------------------------------------------------------
 SEVERN TRENT PLC, BIRMIMGHAM                                                                Agenda Number:  701647109
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8056D159
    Meeting Type:  AGM
    Meeting Date:  22-Jul-2008
          Ticker:
            ISIN:  GB00B1FH8J72
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors for the YE 31 MAR
       2008

2.     Declare a final dividend in respect of the YE             Mgmt          For                            For
       31 MAR 2008 of 41.29 pence for each ordinary
       share of 97 17/19 pence

3.     Re-appoint Mr. Tony Ballance as a Director                Mgmt          For                            For

4.     Re-appoint Mr. Martin Kane as a Director                  Mgmt          For                            For

5.     Re-appoint Mr. Martin Lamb as a Director                  Mgmt          For                            For

6.     Re-appoint Mr. Baroness Noakes as a Director              Mgmt          For                            For

7.     Re-appoint Mr. Andy Smith as a Director                   Mgmt          For                            For

8.     Re-appoint Mr. Bernard Bulkin as a Director               Mgmt          For                            For

9.     Re-appoint Mr. Richard Davey as a Director                Mgmt          For                            For

10.    Re-appoint Mr. Michael Mckeon as a Director               Mgmt          For                            For

11.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company, until the conclusion of the
       next general meeting at which accounts are
       laid before the Company and approve to determine
       their remuneration by the Directors

12.    Approve the Director's remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2008

13.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985 [the Act],
       to allot relevant securities [Section 80(2)
       of the Act] up to an aggregate nominal amount
       of GBP 76,842,719; [Authority expires the earlier
       of the conclusion of the AGM in 2009]; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.14   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Act, to allot equity securities [Section
       94 of the Act] for cash pursuant to the authority
       conferred by Resolution 13 above or by way
       of a sale of treasury shares, disapplying the
       statutory pre-emption rights [Section 89(1)
       of the Act], provided that this power is limited
       to the allotment of equity securities: i) in
       connection with a rights issue, open offer
       or other offers in favor of ordinary shareholders;
       and ii) up to an aggregate nominal amount of
       GBP 11,526,407; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       in 2009]; and the Directors to allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.15   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Act] of up to 23,548,575
       ordinary shares of 97 17/19 pence each in the
       capital of the Company, the Company may not
       pay less than 97 17/19 pence for each ordinary
       share and more than 5% over the average of
       the middle market price of an ordinary share
       based on the London Stock Exchange Daily Official
       List, over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2009]; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.16   Approve and adopt the Articles of Association             Mgmt          Against                        Against
       as specified, for the purpose of identification,
       as the new Articles of Association of the Company
       in substitution for, and to the exclusion of,
       the existing Articles of Association, with
       effect from the conclusion of the 2008 AGM




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  701894203
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8063F106
    Meeting Type:  SGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR BELOW
       RESOLUTIONS. THANK YOU.

1.     Re-elect the Retiring Director                            Mgmt          For                            For

2.     Approve and ratify the Novation Deed [a copy              Mgmt          For                            For
       of which has been produced to this meeting
       marked 'A' and signed by the Chairman hereof
       for the purpose of identification] and the
       Transactions; and authorize the Board of Directors
       of the Company to take all such actions as
       it considers necessary or desirable to implement
       and give effect to the Novation Deed and the
       Transactions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  701923624
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8063F106
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.1    Re-elect Mr. Lui Man Shing as a Director, who             Mgmt          For                            For
       retires

3.2    Re-elect Mr. Wong Kai Man as a Director, who              Mgmt          For                            For
       retires

4.     Approve to fix the Directors' fees [including             Mgmt          For                            For
       fees payable to members of the Audit and Remuneration
       Committees]

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors of
       the Company to fix their remuneration

6.A    Authorize the Directors of the Company, to allot          Mgmt          For                            For
       and issue additional shares in the share capital
       of the Company and to make or grant offers,
       agreements and options which would or might
       require the exercise of such power during and
       after the relevant period, not exceeding 20%
       of the aggregate nominal amount of the share
       capital of the Company in issue as at the date
       of the passing of this resolution and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) a rights issue [as specified];
       ii) the exercise of any option under any Share
       Option Scheme or similar arrangement for the
       grant or issue to option holders of shares
       in the Company; iii) any scrip dividend scheme
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Bye-laws of the Company; and (iv)
       any specific authority; [Authority expires
       the earlier at the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable Laws of Bermuda to be held]

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares on The Stock Exchange of Hong
       Kong Limited [the HKSE] or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       HKSE for this purpose or on the Singapore Exchange
       Securities Trading Limited, subject to and
       in accordance with all applicable Laws and
       the requirements of the Rules Governing the
       Listing of Securities on the HKSE or that of
       any other stock exchange as amended from time
       to time [as the case may be], during the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution; [Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable Laws of Bermuda to be held]

6.C    Approve, conditional upon the passing of Resolution       Mgmt          For                            For
       6B, the general mandate granted to the Directors
       of the Company and for the time being in force
       to exercise the powers of the Company to allot
       shares, by the addition to the aggregate nominal
       amount of the share capital which may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to such general mandate of an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company under the authority granted
       by the Resolution 6B, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 SHARP CORPORATION                                                                           Agenda Number:  701977374
--------------------------------------------------------------------------------------------------------------------------
        Security:  J71434112
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3359600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Change Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Continuation of Plan Regarding Large-Scale Purchases      Mgmt          Against                        Against
       of Sharp Corporation Shares (Takeover Defense
       Plan)




--------------------------------------------------------------------------------------------------------------------------
 SHAW COMMUNICATIONS INC                                                                     Agenda Number:  701792500
--------------------------------------------------------------------------------------------------------------------------
        Security:  82028K200
    Meeting Type:  OGM
    Meeting Date:  15-Jan-2009
          Ticker:
            ISIN:  CA82028K2002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS 1 AND 2 AND 'IN FAVOR' OR AGAINST'
       ONLY FOR RESOLUTION 3. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM.THANK YOU.                Non-Voting    No vote

       To receive the consolidated financial statements          Non-Voting    No vote
       FYE 31 AUG, 2008 and the Auditors' report on
       those statements

1.     Elect the Directors                                       Mgmt          For                            For

2.     Appoint Ernst & Young LLP as the Auditors of              Mgmt          For                            For
       the Corporation

3.     Approve the amendments to the Corporation's               Mgmt          For                            For
       Stock Option Plan, as specified

       To transact such other business                           Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SHIKOKU ELECTRIC POWER COMPANY,INCORPORATED                                                 Agenda Number:  702000415
--------------------------------------------------------------------------------------------------------------------------
        Security:  J72079106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3350800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3      Approve Purchase of Own Shares                            Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 SHIMIZU CORPORATION                                                                         Agenda Number:  701998429
--------------------------------------------------------------------------------------------------------------------------
        Security:  J72445117
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3358800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHIN-ETSU CHEMICAL CO.,LTD.                                                                 Agenda Number:  701996970
--------------------------------------------------------------------------------------------------------------------------
        Security:  J72810120
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3371200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Increase Board
       Size to 26

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For

6      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SHINSEI BANK,LIMITED                                                                        Agenda Number:  701996158
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7385L103
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3729000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHIRE LTD                                                                                   Agenda Number:  701688799
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8124V108
    Meeting Type:  AGM
    Meeting Date:  24-Sep-2008
          Ticker:
            ISIN:  JE00B2QKY057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Mr. Matthew Emmens as a Director of the             Mgmt          For                            For
       Company

2.     Elect Mr. Angus Russell as a Director of the              Mgmt          For                            For
       Company

3.     Elect Mr. Graham Hetherington as a Director               Mgmt          For                            For
       of the Company

4.     Elect Dr. Barry Price as a Director of the Company        Mgmt          For                            For

5.     Elect Mr. David Kappler as a Director of the              Mgmt          For                            For
       Company

6.     Elect Dr. Jeffrey Leiden as a Director of the             Mgmt          For                            For
       Company

7.     Elect Mr. Patrick Langlois as a Director of               Mgmt          For                            For
       the Company

8.     Elect Ms. Kate Nealon as a Director of the Company        Mgmt          For                            For

9.     Elect Mr. David Mott as a Director of the Company         Mgmt          For                            For

10.    Elect Dr. Michael Rosenblatt as a Director of             Mgmt          For                            For
       the Company

11.    Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of the Company

12.    Authorize the audit, Compliance and Risk Committee        Mgmt          For                            For
       to fix the remuneration of the Auditors

13.    Grant authority to issue of equity or equity-linked       Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 9,331,949

S.14   Grant authority to issue of equity or equity-linked       Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 1,399,792

S.15   Grant authority to 55,991,697 ordinary shares             Mgmt          For                            For
       for market purchase

S.16   Approve to change the Company name to Shire               Mgmt          For                            For
       Plc




--------------------------------------------------------------------------------------------------------------------------
 SHIRE PLC                                                                                   Agenda Number:  701873350
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8124V108
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  JE00B2QKY057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's accounts for the YE 31              Mgmt          For                            For
       DEC 2008 together with the Director's report
       and the Auditor's report on those accounts

2.     Approve the Directors remuneration report for             Mgmt          Against                        Against
       the YE 31 DEC 2008

3.     Re-elect Dr. Barry Price as a Director of the             Mgmt          Against                        Against
       Company

4.     Re-appoint Deloitte LLP as the Auditors of the            Mgmt          For                            For
       Company to hold office from the conclusion
       the meeting to the conclusion of the AGM of
       the Company to be held in 2010

5.     Authorize the Audit, Compliance & Risk Committee          Mgmt          For                            For
       of the Board to determine the remuneration
       of the Auditors

6.     Authorize the Directors to allot relevant Securities      Mgmt          Against                        Against
       [as defined in the Company's Articles of Association]
       by Article 10 paragraph [B] of the company's
       Articles of Association be renewed and for
       this purpose the authorized allotment amount
       shall be: [a] GBP 9,337,043 of relevant Securities;
       and [b] solely in connection with an allotment
       pursuant to an offer by way of a rights issue
       [as defined in the Company's Articles of Association,
       but only if and to the extent that such offer
       is implemented by way of rights], GBP 18,674,086
       of relevant securities comprising equity securities
       [as defined in the Company's Articles of Association]
       [after deducting from such limit any relevant
       securities allotted under paragraph (a) above];
       [Authority expires the earlier of the allotment
       period on 28 APR 2009 and ending on the earlier
       of 27 JUL 2010 or the conclusion of the AGM
       of the Company to be held in 2010]; and the
       Directors may allot relevant securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.7    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the previous Resolution, to allot equity
       securities [as defined in the Company's Articles
       of Association] wholly for cash, by Article
       10 paragraph (D) of the Company's Articles
       of Association be renewed and for this purpose
       the Non pre-emptive Amount [as defined in the
       Company's Articles of Association ] shall be
       GBP 1,400,556 of equity securities; [Authority
       expires the earlier of the period commencing
       on 28 APR 2009 and ending on the earlier of
       27 JUL 2010 or the conclusion of the AGM of
       the Company to be held in 2010]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.8    Grant authority to the market purchases                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHISEIDO COMPANY,LIMITED                                                                    Agenda Number:  701982515
--------------------------------------------------------------------------------------------------------------------------
        Security:  J74358144
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3351600006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6.     Determination of Provision of Long-term Incentive         Mgmt          For                            For
       Type Remuneration to Directors




--------------------------------------------------------------------------------------------------------------------------
 SHOPPERS DRUG MART CORP                                                                     Agenda Number:  701880709
--------------------------------------------------------------------------------------------------------------------------
        Security:  82509W103
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA82509W1032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "ABSTAIN" FOR ALL RESOLUTIONS.
       THANK YOU.

       Receive the Corporation's 2008 annual report              Non-Voting    No vote
       and the Corporation's financial statements
       for the YE 03 JAN 2009 together with Auditors'
       report thereon

1.1    Elect Mr. M. Shan Atkins as a Director                    Mgmt          For                            For

1.2    Elect Mr. James F. Hankinson as a Director                Mgmt          For                            For

1.3    Elect Mr. Krystyna Hoeg as a Director                     Mgmt          For                            For

1.4    Elect Mr. Holger Kluge as a Director                      Mgmt          For                            For

1.5    Elect Mr. Gaetan Lussier as a Director                    Mgmt          For                            For

1.6    Elect Hon. David Peterson P.C., Q.C as a Director         Mgmt          For                            For

1.7    Elect Dr. Martha Piper as a Director                      Mgmt          For                            For

1.8    Elect Mr. Derek Ridout as a Director                      Mgmt          For                            For

1.9    Elect Mr. Jurgen Schreiber as a Director                  Mgmt          For                            For

1.10   Elect Mr. David M. Williams as a Director                 Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       for the ensuing year and authorize the Directors
       to fix their remuneration

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SHOWA DENKO K.K.                                                                            Agenda Number:  701829256
--------------------------------------------------------------------------------------------------------------------------
        Security:  J75046136
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3368000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Non-reelection of One Accounting Auditor                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHOWA SHELL SEKIYU K.K.                                                                     Agenda Number:  701836340
--------------------------------------------------------------------------------------------------------------------------
        Security:  J75390104
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3366800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5      Approve Payment of Bonuses to Directors                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SIEMENS AG, MUENCHEN                                                                        Agenda Number:  701785567
--------------------------------------------------------------------------------------------------------------------------
        Security:  D69671218
    Meeting Type:  AGM
    Meeting Date:  27-Jan-2009
          Ticker:
            ISIN:  DE0007236101
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the report of the Supervisory             Non-Voting    No vote
       Board, the corporate governance and compensation
       report, and the compliance report for the 2007/2008
       FY

2.     Presentation of the Company and group financial           Non-Voting    No vote
       statements and annual reports for the 2007/2008
       FY with the report pursuant to Sections 289(4)
       and 315(4) of the German Commercial Code

3.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 1,462,725,473.60 as follows:
       Payment of a dividend of EUR 1.60 per entitled
       share Ex-dividend and payable date: 28 JAN
       2009

4.1.   Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Board of Managing Directors: Mr. Rudi
       Lamprecht [Postponement]

4.2.   Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Board of Managing Directors: Mr. Juergen
       Radomski [Postponement]

4.3.   Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Board of Managing Directors: Mr. Uriel
       J. Sharef [Postponement]

4.4.   Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Board of Managing Directors: Mr. Klaus
       Wucherer [Postponement]

4.5.   Ratification of the acts of the individual members        Mgmt          For                            For
       of the Board of Managing Directors: Mr. Peter
       Loescher

4.6.   Ratification of the acts of the individual members        Mgmt          For                            For
       of the Board of Managing Directors: Mr. Wolfgang
       Dehen

4.7.   Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Board of Managing Directors: Mr. Heinrich
       Hiesinger

4.8.   Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Board of Managing Directors: Mr. Joe
       Kaeser

4.9.   Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Board of Managing Directors: Mr. Eduardo
       Montes

4.10.  Ratification of the acts of the individual members        Mgmt          For                            For
       of the Board of Managing Directors: Mr. Jim
       Reid-Anderson

4.11.  Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Board of Managing Directors: Mr. Erich
       R. Reinhardt

4.12.  Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Board of Managing Directors: Mr. Hermann
       Requardt

4.13.  Ratification of the acts of the individual members        Mgmt          For                            For
       of the Board of Managing Directors: Mr. Siegfried
       Russwurm

4.14.  Ratification of the acts of the individual members        Mgmt          For                            For
       of the Board of Managing Directors: Mr. Peter
       Y. Solmssen

5.1.   Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Supervisory Board: Mr. Gerhard Cromme

5.2.   Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Supervisory Board: Mr. Ralf Heckmann

5.3.   Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Supervisory Board: Mr. Josef Ackermann

5.4.   Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Supervisory Board: Mr. Lothar Adler

5.5.   Ratification of the acts of the individual members        Mgmt          For                            For
       of the Supervisory Board: Mr. Jean-Louis Beffa

5.6.   Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Supervisory Board: Mr. Gerhard Bieletzki

5.7.   Ratification of the acts of the individual members        Mgmt          For                            For
       of the Supervisory Board: Mr. Gerd von Brandenstein

5.8.   Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Supervisory Board: Mr. John David Coombe

5.9.   Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Supervisory Board: Mr. Hildegard Cornudet

5.10.  Ratification of the acts of the individual members        Mgmt          For                            For
       of the Supervisory Board: Mr. Michael Diekmann

5.11.  Ratification of the acts of the individual members        Mgmt          For                            For
       of the Supervisory Board: Mr. Hans Michael
       Gaul

5.12.  Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Supervisory Board: Mr. Birgit Grube

5.13.  Ratification of the acts of the individual members        Mgmt          For                            For
       of the Supervisory Board: Mr. Peter Gruss

5.14.  Ratification of the acts of the individual members        Mgmt          For                            For
       of the Supervisory Board: Mr. Bettina Haller

5.15.  Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Supervisory Board: Mr. Heinz Hawreliuk

5.16.  Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Supervisory Board: Mr. Berthold Huber

5.17.  Ratification of the acts of the individual members        Mgmt          For                            For
       of the Supervisory Board: Mr. Harald Kern

5.18.  Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Supervisory Board: Mr. Walter Kroell

5.19.  Ratification of the acts of the individual members        Mgmt          For                            For
       of the Supervisory Board: Mr. Nicola Leibinger-Kammueller

5.20.  Ratification of the acts of the individual members        Mgmt          For                            For
       of the Supervisory Board: Mr. Michael Mirow

5.21.  Ratification of the acts of the individual members        Mgmt          For                            For
       of the Supervisory Board: Mr. Werner Moenius

5.22.  Ratification of the acts of the individual members        Mgmt          For                            For
       of the Supervisory Board: Mr. Roland Motzigemba

5.23.  Ratification of the acts of the individual members        Mgmt          For                            For
       of the Supervisory Board: Mr. Thomas Rackow

5.24.  Ratification of the acts of the individual members        Mgmt          For                            For
       of the Supervisory Board: Mr. Hakan Samuelsson

5.25.  Ratification of the acts of the individual members        Mgmt          For                            For
       of the Supervisory Board: Mr. Dieter Scheitor

5.26.  Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Supervisory Board: Mr. Albrecht Schmidt

5.27.  Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Supervisory Board: Mr. Henning Schulte-Noelle

5.28.  Ratification of the acts of the individual members        Mgmt          For                            For
       of the Supervisory Board: Mr. Rainer Sieg

5.29.  Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Supervisory Board: Mr. Peter von Siemens

5.30.  Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Supervisory Board: Mr. Jerry I. Speyer

5.31.  Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Supervisory Board: Mr. Birgit Steinborn

5.32.  Ratification of the acts of the individual members        Mgmt          Against                        Against
       of the Supervisory Board: Mr. Iain Vallance
       of Tummel

6.     Appointment of auditors for the 2008/2009 FY:             Mgmt          For                            For
       Ernst + Young AG, Stuttgart

7.     Authorization to acquire own shares, the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices neither
       more than 10% above nor more than 20% below
       the market price, between 01 MAR 2009, and
       26 JUL 2010, the Board of Managing Directors
       shall be authorized to retire the shares, to
       use the shares within the scope of the Company's
       stock option plans, to issue the shares to
       employees and executives of the Company, and
       to use the shares to fulfill conversion or
       option rights

8.     Authorization to use derivatives for the acquisition      Mgmt          For                            For
       of own shares Supplementary to item 7, the
       Company shall be authorized to use call and
       put options for the purpose of acquiring own
       shares

9.     Resolution on the creation of authorized capital,         Mgmt          For                            For
       and the corresponding amendments to the Articles
       of Association, the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the share capital
       by up to EUR 520,800,000 through the issue
       of up to 173,600,000 new registered shares
       against cash payment, on or before 26 JAN 2014,
       shareholders shall be granted subscription
       rights, except for the issue of shares against
       payment in kind, for residual amounts, for
       the granting of subscription rights to bondholders,
       and for the issue of shares at a price not
       materially below their market price

10.    Resolution on the authorization to issue convertible      Mgmt          For                            For
       or warrant bonds, the creation of new contingent
       capital, and the corresponding amendments to
       the Articles of Association, the Board of Managing
       Directors shall be authorized to issue bonds
       of up to EUR 15,000,000,000, conferring a convertible
       or option right for up to 200,000,000 new shares,
       on or before 26 JAN 2014, shareholders shall
       be granted subscription rights, except for
       the issue of bonds at a price not materially
       below their theoretical market value, for residual
       amounts, and for the granting of subscription
       rights to holders of previously issued convertible
       or option rights, the Company's share capital
       shall be increased accordingly by up to EUR
       600,000,000 through the issue of new registered
       shares, insofar as convertible or option rights
       are exercised

11.    Resolution on the revision of the Supervisory             Mgmt          Against                        Against
       Board remuneration, and the corresponding amendments
       to the Articles of Association, the members
       of the Supervisory Board shall receive a fixed
       annual remuneration of EUR 50,000, plus a variable
       remuneration of EUR 150 per EUR 0.01 of the
       earnings per share in excess of EUR 1, plus
       a further variable remuneration of EUR 250
       per EUR 0.01 by which the three-year average
       earnings per share exceed EUR 2, the Chairman
       shall receive three times, and the Deputy Chairman
       one and a half times, the amounts Committee
       members shall be granted further remuneration,
       all members shall receive an attendance fee
       of EUR 1,000 per meeting

12.    Amendment to the Articles of Association                  Mgmt          For                            For

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SIGNET GROUP PLC                                                                            Agenda Number:  701668761
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8126R113
    Meeting Type:  OTH
    Meeting Date:  19-Aug-2008
          Ticker:
            ISIN:  GB00B1HTFP68
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors to take all actions               Mgmt          For                            For
       necessary to implement the scheme into effect
       referred to in the notice convening the General
       Meeting

2.     Approve the operation of each of the Signet               Mgmt          For                            For
       Jewelers Limited Share Plans




--------------------------------------------------------------------------------------------------------------------------
 SIGNET GROUP PLC                                                                            Agenda Number:  701668773
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8126R113
    Meeting Type:  CRT
    Meeting Date:  19-Aug-2008
          Ticker:
            ISIN:  GB00B1HTFP68
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION FOR THIS MEETING TYPE. PLEASE CHOOSE
       BETWEEN "FOR" AND "AGAINST" ONLY. HOULD YOU
       CHOOSE TO VOTE ABSTAIN FOR THIS MEETING THEN
       YOUR VOTE WILL BE DISREGARDED BY THE ISSUER
       OR ISSUERS AGENT.

S.1    Approve the Scheme of arrangement referred to             Mgmt          For                            For
       in the notice convening the court meeting




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE AIRLINES LTD                                                                      Agenda Number:  701649026
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7992P128
    Meeting Type:  EGM
    Meeting Date:  29-Jul-2008
          Ticker:
            ISIN:  SG1V61937297
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Companies Act], to purchase or otherwise acquire
       issued ordinary shares in the capital of the
       Company [the Shares] not exceeding in aggregate
       the Maximum Limit [as hereafter defined], at
       such price or prices as may be determined by
       the Directors of the Company from time to time
       up to the Maximum Price [as hereafter defined],
       whether by way of: i) market purchase[s] on
       the Singapore Exchange Securities Trading Limited
       [SGX-ST]; and/or ii) off-market purchase[s]
       [if effected otherwise than on the SGX-ST]
       in accordance with any equal access scheme[s]
       as may be determined or formulated by the Directors
       as they consider fit, which scheme[s] shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other laws and regulations and rules
       of the SGX-ST as may for the time being be
       applicable, and approve [the Share Buy Back
       Mandate]; and to complete and do all such acts
       and things[including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required By Law to be held]

2.     Authorize the Company, its subsidiaries for               Mgmt          For                            For
       the purposes of Chapter 9 of the listing manual
       [Chapter 9] of the SGX-ST, and associated Companies
       that are entities at risk [as that term is
       used in Chapter 9], or any of them, to enter
       into any of the transactions falling within
       the types of interested person transactions,
       as specified, provided that such transactions
       are made on normal commercial terms and in
       accordance with the review procedures for such
       interested person transactions; [Authority
       expires at the conclusion of the next AGM of
       the Company]; and the Directors of the Company
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the IPT Mandate and/or this
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE AIRLINES LTD                                                                      Agenda Number:  701649038
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7992P128
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2008
          Ticker:
            ISIN:  SG1V61937297
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited financial statements for the YE 31
       MAR 2008 and the Auditors' report thereon

2.     Declare a final dividend of 80 cents per ordinary         Mgmt          For                            For
       share for the YE 31 MAR 2008

3.     Re-appoint Sir. Brian Pitman, as a Director               Mgmt          For                            For
       who retires under Section 153[6] of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM of the Company

4.A    Re-elect Mr. Chia Pei-Yuan as a Director who              Mgmt          For                            For
       retires by rotation in accordance with Article
       82 of the Company's Articles of Association

4.B    Re-elect Mr. David Michael Gonski as a Director           Mgmt          For                            For
       who retires by rotation in accordance with
       Article 82 of the Company's Articles of Association

5.A    Re-elect Mrs. Christina Ong as a Director, who            Mgmt          For                            For
       are retires in accordance with Article 89 of
       the Company's Articles of Association

5.B    Re-elect Mr. Lucien Wong Yuen Kuai as a Director,         Mgmt          For                            For
       who are retires in accordance with Article
       89 of the Company's Articles of Association

6.     Approve the Directors' fees of SGD 1,497,220              Mgmt          For                            For
       for the FYE 31 MAR 2008

7.     Approve the Directors' fees of up to SGD 1,650,000        Mgmt          For                            For
       for the FYE 31 MAR 2009

8.     Re-appoint Messrs Ernst & Young as the Auditors           Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

9.1    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50, to: a) i) issue shares in the capital of
       the Company [shares] whether by way of rights,
       bonus or otherwise; and/or ii) make or grant
       offers, agreements or options [collectively,
       Instruments] that might or would require shares
       to be issued, including but not limited to
       the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit; and b)
       [notwithstanding the authority conferred by
       this resolution may have ceased to be in force]
       issue shares in pursuance of any Instrument
       made or granted by the Directors while this
       resolution was in force, provided that: 1)
       the aggregate number of shares to be issued
       pursuant to this resolution [including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this resolution] does
       not exceed 50% of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company [as calculated in accordance
       with sub-paragraph [2] below], of which the
       aggregate number of shares to be issued other
       than on a pro rata basis to shareholders of
       the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] does not exceed
       10% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with sub-paragraph
       [2] below]; 2) [subject to such manner of calculation
       as may be prescribed by the Singapore Exchange
       Securities Trading Limited [SGX-ST]] for the
       purpose of determining the aggregate number
       of shares that may be issued under sub-paragraph
       [1] above, the percentage of issued shares
       shall be based on the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company at the time this resolution
       is passed, after adjusting for: i) new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this resolution is
       passed; and ii) any subsequent bonus issue
       or consolidation or subdivision of shares;
       3) in exercising the authority conferred by
       this resolution, the Company shall comply with
       the provisions of the Listing Manual of the
       SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and 4) [unless revoked
       or varied by the Company in general meeting]
       [Authority expires earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

9.2    Authorize the Directors to: a) offer and grant            Mgmt          For                            For
       options in accordance with the provisions of
       the SIA Employee Share Option Plan [Share Option
       Plan] and/or to grant awards in accordance
       with the provisions of the SIA Performance
       Share Plan [Performance Share Plan] and/or
       the SIA Restricted Share Plan [Restricted Share
       Plan] [the Share Option Plan, the Performance
       Share Plan and the Restricted Share Plan, together
       the 'Share Plans']; and b) allot and issue
       from time to time such number of ordinary shares
       in the capital of the Company as may be required
       to be issued pursuant to the exercise of options
       under the Share Option Plan and/or such number
       of fully paid shares as may be required to
       be issued pursuant to the vesting of awards
       under the Performance Share Plan and/or the
       Restricted Share Plan, provided always that
       the aggregate number of ordinary shares to
       be issued pursuant to the Share Plans shall
       not exceed 13% of the total number of issued
       ordinary shares [excluding treasury shares]
       in the capital of the Company from time to
       time

10.    Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE PETE CO LTD                                                                       Agenda Number:  701884810
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8120K106
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  SG1A07000569
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts for the YE 31 DEC 2008

2.     Declare a final one-tier tax-exempt dividend              Mgmt          For                            For
       of 8 cents per share for the FYE 31 DEC 2008

3.     Approve the Directors' fees of SGD 286,000 for            Mgmt          For                            For
       the YE 31 DEC 2008

4.a    Re-elect Mr. Choo Chiau Beng as a Director,               Mgmt          For                            For
       who retires pursuant to Article 109 of the
       Company's Articles of Association

4.b    Re-elect Mr. Teo Soon Hoe as a Director, who              Mgmt          For                            For
       retires pursuant to Article 109 of the Company's
       Articles of Association

4.c    Re-elect Mr. Cheng Hong Kok as a Director, who            Mgmt          For                            For
       retires pursuant to Article 109 of the Company's
       Articles of Association

5.     Re-elect Mr. Koh Ban Heng, who retires pursuant           Mgmt          For                            For
       to Article 119 of the Company's Articles of
       Association

6.     Re-elect Mr. Bertie Cheng Shao Shiong, pursuant           Mgmt          For                            For
       to Section 153[6], to hold office from the
       date of this AGM until the next AGM

7.     Re-appoint Deloitte and Touche LLP as the Auditors        Mgmt          For                            For
       and authorize the Directors to fix their remuneration

8.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Companies Act, to purchase
       or otherwise acquire the shares in the capital
       of the Company [the Shares] not exceeding in
       aggregate the Prescribed Limit [as specified],
       at such price[s] as may be determined by the
       Directors of the Company from time to time
       up to the Maximum Price [as specified], whether
       by way of: [i] market purchases [each a Market
       Purchase] on the Singapore Exchange Securities
       Trading Limited [SGX-ST]; and/or [ii] off-market
       purchases [each an Off-Market Purchase] effected
       otherwise than on the SGX-ST in accordance
       with any equal access scheme[s] as may be determined
       or formulated by the Directors of the Company
       as they consider fit, which scheme[s] shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other provisions of the Companies
       Act and listing rules of the SGX-ST as may
       for the time being be applicable, [the Share
       Buyback Mandate]; [Authority expires the earlier
       of the date on which the next AGM of the Company
       is held or required by law to be held or the
       date on which the share buybacks are carried
       out to the full extent mandated; and authorize
       the Directors of the Company to complete and
       do all such acts and things [including executing
       such documents as may be required] as they
       may consider expedient or necessary to give
       effect to the transactions contemplated by
       this resolution

9.     Authorize the Directors of the Company to: [a]            Mgmt          Against                        Against
       issue Shares [as defined in Resolution 8 above]
       in the capital of the Company whether by way
       of rights, bonus or otherwise, including any
       capitalization pursuant to Article 151 of the
       Company's Articles of Association of any sum
       for the time being standing to the credit of
       any of the Company's reserve accounts or any
       sum standing to the credit of the profit and
       loss account or otherwise available for distribution;
       and/or [b] make or grant offers, agreements
       or options [collectively, Instruments] that
       might or would require Shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into Shares; at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       that the authority so conferred by this Resolution
       may have ceased to be in force] issue Shares
       in pursuance of any Instrument made or granted
       by the Directors while the authority was in
       force, provided that: [i] the aggregate number
       of Shares to be issued pursuant to this Resolution
       [including Shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution and including Shares which
       may be issued pursuant to any adjustments effected
       under any relevant Instrument], does not exceed
       50% [or, as the case may be, does not exceed
       100%, if the shares are to be issued by way
       of a renounceable rights issue on a pro rata
       basis] of the total number of issued Shares
       excluding treasury shares, in the capital of
       the Company [as calculated in accordance with
       this resolution below], of which the aggregate
       number of Shares to be issued other than on
       a pro rata basis to existing shareholders of
       the Company [including Shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution and including Shares
       which may be issued pursuant to any adjustments
       effected under any relevant Instrument] does
       not exceed 10 % of the total number of issued
       Shares excluding treasury shares in the capital
       of the Company [as calculated in accordance
       with this resolution below]; [ii] for the purpose
       of determining the aggregate number of Shares
       that may be issued under this resolution above,
       the percentage of total number of issued Shares
       excluding treasury shares in the capital of
       the Company shall be calculated based on the
       total number of issued Shares excluding treasury
       shares in the capital of the Company as at
       the date of the passing of this Resolution
       after adjusting for: [a] new Shares arising
       from the conversion or exercise of convertible
       securities or employee share options on issue
       as at the date of the passing of this Resolution;
       and [bb] any subsequent consolidation or sub-division
       of Shares; [iii] in exercising the power to
       issue Shares or make or grant Instruments [including
       the making of any adjustments under the relevant
       Instrument], the Company shall comply with
       the provisions of the listing manual of the
       SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company and such requirements
       as may be prescribed by the SGX-ST from time
       to time; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the date by which the next AGM is required
       by law to be held]

10.    Authorize the Directors of the Company, to offer          Mgmt          For                            For
       and grant options in accordance with the provisions
       of the SPC Share Option Scheme 2000 and/or
       to grant awards in accordance with the provisions
       of the SPC Restricted Share Plan and/or the
       SPC Performance Share Plan and to issue, allot
       or otherwise dispose of Shares in the capital
       of the Company as may be required to be issued,
       allotted or disposed, in connection with or
       pursuant to the exercise of the options granted
       under the SPC Share Option Scheme 2000 and/or
       such number of Shares as may be required to
       be issued or allotted pursuant to the vesting
       of awards under the SPC Restricted Share Plan
       and/or the SPC Performance Share Plan; provided
       that the aggregate number of Shares to be issued
       and allotted pursuant to the SPC Share Option
       Scheme 2000, the SPC Restricted Share Plan
       and the SPC Performance Share Plan shall not
       exceed 10% of the total number of issued Shares
       [excluding treasury shares] in the capital
       of the Company from time to time

11.    Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       listing manual [Chapter 9] of the SGX-ST, for
       the Company, its subsidiaries and target associated
       companies or any of them, to enter into any
       of the transactions falling within the types
       of Interested Person Transactions, as specified,
       with any party who is of the class of Interested
       Persons as specified, provided that such transactions
       are carried out in the ordinary course of business,
       on normal commercial terms and in accordance
       with the guidelines and review procedures for
       Interested Person Transactions as specified;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM is required by law to
       be held]; and authorize the Directors of the
       Company to complete and do all such acts and
       things [including, without limitation, executing
       all such documents as may be required] as they
       may consider expedient or necessary or in the
       interests of the Company to give effect to
       the Shareholders' Mandate and/or this resolution

12.    Transact such other business                              Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE PRESS HLDGS LTD                                                                   Agenda Number:  701775441
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7990F106
    Meeting Type:  AGM
    Meeting Date:  04-Dec-2008
          Ticker:
            ISIN:  SG1P66918738
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 519228 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts for the FYE 31 AUG 2008

2.     Declare a final dividend of 9 cents and a special         Mgmt          For                            For
       dividend of 10 cents, on a tax-exempt [one-tier]
       basis, in respect of the FYE 31 AUG 2008

3.i    Re-appoint Mr. Ngiam Tong Dow as a Director               Mgmt          For                            For
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50 of Singapore
       [the Companies Act], to hold such office from
       the date of this AGM until the next AGM of
       the Company

3.ii   Re-appoint Mr. Yong Pung How as a Director of             Mgmt          Against                        Against
       the Company, pursuant to Section 153(6) of
       the Companies Act, to hold such office from
       date of this AGM until the next AGM of the
       Company

4.i    Re-elect Mr. Cham Tao Soon as a Director, who             Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

4.ii   Re-elect Mr. Chan Heng Loon Alan as a Director,           Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

4.iii  Re-elect Mr. Sum Soon Lim as a Director, who              Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

5.     Approve the Directors' fees of SGD 983,000                Mgmt          For                            For

6.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix their remuneration

7.     Transact any other business                               Mgmt          Against                        Against

8.i    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161of the Companies Act, Chapter
       50 and the listing Rules of the Singapore Exchange
       Securities Trading Limited [the SGX-ST], and
       subject to the provisions of the newspaper
       and printing presses Act, Chapter 206, to:
       issue shares in the capital of the Company
       whether by way of rights, bonus or otherwise;
       and/or make or grant offers, agreements or
       options [collectively, Instruments] that might
       or would require shares to be issued, including
       but not limited to the creation and issue of
       [as well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and [notwithstanding that the authority
       conferred by this resolution may have ceased
       to be in force] issue shares in pursuance of
       any instrument made or granted by the Directors
       while this resolution is in force, provided
       that: 1) the aggregate number of shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       does not exceed 50% of the issued shares in
       the capital of the Company [as calculated in
       accordance with sub-paragraph (2) below], of
       which the aggregate number of shares to be
       issued other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] does not exceed
       20% of the total number of issued shares in
       the capital of the Company [as calculated in
       accordance with sub-paragraph (2) below]; 2)
       [subject to such manner of calculation and
       adjustments as may be prescribed by the SGX-ST]
       for the purpose of determining the aggregate
       number of shares that may be issued under sub-paragraph
       (1), the percentage of issued shares shall
       be based on the total number of issued shares
       in the capital of the Company at the time this
       resolution is passed, after adjusting for:
       new shares arising from the conversion or exercise
       of any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this resolution is
       passed; and any subsequent bonus issue, consolidation
       or subdivision of shares; 3) in exercising
       the authority conferred by this resolution,
       the Company shall comply with the provisions
       of the listing manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and 4) [unless revoked or varied by the Company
       in general meeting] [authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by Law to be held]

8.ii   Authorize the Directors to grant awards in accordance     Mgmt          For                            For
       with the provisions of the SPH Performance
       Share Plan [the 'SPH Performance Share Plan']
       and to allot and issue such number of ordinary
       shares in the capital of the Company ['Ordinary
       Shares'] as may be required to be delivered
       pursuant to the vesting of awards under the
       SPH Performance Share Plan, provided that the
       aggregate number of new ordinary shares to
       be allotted and issued and/or to be allotted,
       when aggregated with existing ordinary shares
       [including Ordinary Shares held in treasury]
       delivered and/or to be delivered, pursuant
       to the Singapore Press Holdings Group (1999)
       Share Option Scheme and the SPH Performance
       Share Plan, shall not exceed 10% of the total
       number of issued Ordinary Shares from time
       to time

8.iii  Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, to purchase or otherwise acquire
       issued ordinary shares not exceeding in aggregate
       the maximum limit [as specified], at such price
       or prices as may be determined by the Directors
       of the Company from time to time up to the
       maximum price [as specified] whether by way
       of: market purchases(s) on the SGX-ST; and/or
       off-market purchase(s) (if effected otherwise
       than on the SGX-ST) in accordance with any
       equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       Laws and regulations and rules of the SGX-ST
       as may for the time being be applicable; [Authority
       expires the earlier of the next AGM of the
       Company or the date of the next AGM of the
       Company is required by the Law to be held];
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorize
       by this resolution




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE TECHNOLOGIES ENGINEERING LTD                                                      Agenda Number:  701842418
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7996W103
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  SG1F60858221
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts for the YE 31 DEC 2008 and
       the Auditors' report thereon

2.     Declare a final ordinary dividend of 4.0 cents            Mgmt          For                            For
       per share and a special dividend of 8.8 cents
       per share for the YE 31 DEC 2008

3.I.   Re-elect Mr. Peter Seah Lim Huat as a Director,           Mgmt          Against                        Against
       who retire by rotation pursuant to Article
       98 of the Articles of Association of the Company

3.II.  Re-elect Mr. Koh Beng Seng as a Director of               Mgmt          For                            For
       the Company, who retire by rotation pursuant
       to Article 98 of the Articles of Association
       of the Company

3.III  Re-elect Mr. Winston Tan Tien Hin as a Director           Mgmt          For                            For
       of the Company, who retire by rotation pursuant
       to Article 98 of the Articles of Association
       of the Company

3.IV.  Re-elect Mr.Quek Poh Huat as a Director of the            Mgmt          Against                        Against
       Company, who retire by rotation pursuant to
       Article 98 of the Articles of Association of
       the Company

4.     Approve the sum of SGD 893,166 as the Directors'          Mgmt          For                            For
       fees for the YE 31 DEC 2008; [2007: SGD 901,833]

5.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Directors to
       fix their remuneration

6.     Authorize the Directors: to issue shares in               Mgmt          Against                        Against
       the capital of the Company [shares] whether
       by way of rights, bonus or otherwise; and/or
       make or grant offers, agreements or options
       [collectively, Instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may, in their absolute discretion,
       deem fit; and [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] issue shares in pursuance of
       any Instrument made or granted by the Directors
       while this resolution was in force, provided
       that the: [1] aggregate number of shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]:
       [a] by way of renounceable rights issues on
       a pro rata basis to shareholders of the Company
       [Renounceable Rights Issues] shall not exceed
       100%, of the total number of issued shares
       in the capital of the Company excluding treasury
       shares [as calculated in this Resolution];
       otherwise than by way of Renounceable Rights
       Issues [Other Share Issues] shall not exceed
       50%, of the total number of issued shares in
       the capital of the Company excluding treasury
       shares [as calculated in accordance with this
       Resolution], of which the aggregate number
       of shares to be issued other than on a pro
       rata basis to shareholders of the Company shall
       not exceed 5%, of the total number of issued
       shares in the capital of the Company excluding
       treasury shares [as calculated in accordance
       with Resolution]; [2] the Renounceable Rights
       Issues and Other Share Issues shall not, in
       aggregate, exceed 100%, of the total number
       of issued shares in the capital of the Company
       excluding treasury shares [as calculated in
       this Resolution]; [3] [subject to such manner
       of calculation as may be prescribed by the
       SGX-ST] for the purpose of determining the
       aggregate number of shares that may be issued
       under paragraph [1] [A] and [1] [B] above,
       the percentage of issued shares shall be based
       on the total number of issued shares in the
       capital of the Company at excluding treasury
       shares the time this resolution is passed,
       after adjusting for: [i] new shares arising
       from the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time this resolution is passed; and
       [ii] any subsequent bonus issue or consolidation
       or subdivision of shares; [4] in exercising
       the authority conferred by this resolution,
       the Company shall comply with the provisions
       of the Listing Manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires at the earlier of the conclusion
       of next AGM of the Company or the date by which
       the next AGM of the Company is required by
       law to be held]

7.     Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the provisions of the Singapore
       Technologies Engineering Share Option Plan
       [Share Option Plan] and/or to grant awards
       in accordance with the provisions of the Singapore
       Technologies Engineering Performance Share
       Plan [Performance Share Plan] and/or the Singapore
       Technologies Engineering Restricted Stock Plan
       [Restricted Stock Plan] [the Share Option Plan,
       the Performance Share Plan and the Restricted
       Stock Plan, together the Share Plans]; and
       allot and issue from time to time such number
       of ordinary shares in the capital of the Company
       as may be required to be issued pursuant to
       the exercise of options under the Share Option
       Plan and/or such number of fully paid ordinary
       shares as may be required to be issued pursuant
       to the vesting of awards under the Performance
       Share Plan and/or the Restricted Stock Plan,
       provided that the aggregate number of ordinary
       shares to be issued pursuant to the Share Plans
       shall not exceed 15% of the total number of
       issued ordinary shares in the capital of the
       Company [excluding treasury shares] from time
       to time




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE TECHNOLOGIES ENGINEERING LTD                                                      Agenda Number:  701842420
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7996W103
    Meeting Type:  EGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  SG1F60858221
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company, for the purposes of Chapter        Mgmt          For                            For
       9 of the Listing Manual [Chapter 9] of the
       Singapore Exchange Securities Trading Limited
       [the SGX-ST], its subsidiaries and associated
       Companies that are entities at risk [as that
       term is used in Chapter 9], or any of them,
       to enter into any of the transactions falling
       within the types of interested person transactions
       described in Appendix 1 to the Company's Circular
       to Shareholders dated 11 MAR 2009 [the Circular]
       with any party who is of the class of interested
       persons as specified, provided that such transactions
       are made on normal commercial terms and in
       accordance with the review procedures for such
       interested person transactions; [authority
       expires earlier of the conclusion of the next
       AGM of the Company]; and authorize the Directors
       of the Company to complete and do all such
       acts and things [including executing all such
       documents as may be required] as they may consider
       expedient or necessary or in the interests
       of the Company to give effect to the shareholders
       mandate and/or this resolution

2.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purpose of Section 76C and 76E of the Companies
       Act, Chapter 50 of Singapore [the Companies
       Act], to purchase or otherwise acquire issued
       ordinary shares in the capital of the Company
       [the shares] not exceeding in aggregate the
       maximum limit [means that number of issued
       shares representing 10% of the total number
       of issued shares as it the date of the passing
       of this resolution [excluding any shares which
       are held as treasury shares as at the date],
       at such price or prices as may be determined
       by the Directors from the time to time up to
       the Maximum price in relation to a share to
       be purchased or acquired, means the purchase
       price [excluding brokerage, stamp duties, applicable
       goods and services tax and other related expenses]
       which shall not exceed: i) in the case of a
       Market Purchase of a share, 105% of the of
       the shares; and ii) in the case of an Off-Market
       Purchase of a share pursuant to an equal access
       scheme, 110% of the of the shares], whether
       by way of: a) market purchase(s) on the SGX
       ST; and/or b) off-market purchases [if effected
       otherwise than on the SGX-ST] in accordance
       with an equal access schemes as may be determined
       or formulated by the Directors of the Company
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act; and otherwise in accordance
       with all other Laws and regulations and rules
       of the SGX-ST as may for the time being be
       applicable [the Share Purchase Mandate]; and
       [authority expires the earlier of the date
       on which the next AGM of the Company is held
       or the date by which the next AGM of the Company
       is required By-Law to be held]; and to complete
       and do all such acts and things [including
       executing such documents as may be required
       and to approve any amendments, alterations
       or modifications to any documents] as they
       may consider expedient or necessary to give
       effect to the transactions contemplated by
       this resolution

S.3    Amend the Articles of Association of the Company          Mgmt          For                            For
       be altered in the manner as specified




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE TELECOMMUNICATIONS LTD                                                            Agenda Number:  701650853
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79985209
    Meeting Type:  AGM
    Meeting Date:  25-Jul-2008
          Ticker:
            ISIN:  SG1T75931496
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements for            Mgmt          For                            For
       the FYE 31 MAR 2008, the Directors' report
       and the Auditors' report thereon

2.     Declare a final dividend of 6.9 cents per share           Mgmt          For                            For
       in respect of the FYE 31 MAR 2008

3.     Re-elect Mr. Graham John Bradley as an Independent        Mgmt          For                            For
       Member of the Audit Committee, who retire by
       rotation in accordance with Article 97 of the
       Company's Article of Association

4.     Re-elect Mr. Chumpol NaLamlieng as a Director,            Mgmt          For                            For
       who retire by rotation in accordance with Article
       97 of the Company's Articles of Association

5.     Re-elect Mr. Nicky Tan Ng Kuang as an Independent         Mgmt          For                            For
       Member of the Audit Committee, who retire by
       rotation in accordance with Article 97 of the
       Company's Articles of Association

6.     Re-elect Mr. Dominic Chiu Fai Ho as an Independent        Mgmt          For                            For
       Member of the Audit Committee, who ceases to
       hold the office in accordance with Article
       103 of the Company's Articles of Association

7.     Approve the payment of Directors' fees by the             Mgmt          For                            For
       Company of up to SGD 2,250,000 for the FYE
       31 MAR 2009 [2008: up to SGD 2,250,000]

8.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

       Transact any other business                               Non-Voting    No vote

9.     Authorize the Directors to issue shares in the            Mgmt          For                            For
       capital of the Company [shares] whether by
       way of rights, bonus or otherwise and/or 2)
       make or grant offers, agreements or potions
       [collectively, Instruments] that might or would
       require shares to be issued including but not
       limited to the creation and issue of [as well
       as adjustments to] warrants, debentures or
       other instruments convertible into shares at
       any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and (ii) issue shares in pursuance
       of any instrument made or granted by the Directors
       while this resolution was in force; provided
       that the agreement number of shares to be issued
       pursuant to this resolution [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this resolution] does
       not exceed 50% of the issued shares in the
       capital of the Company [as calculated in accordance
       with this resolution] of which the aggregate
       number of shares to be issued other than on
       a pro rata basis to shareholders of the Company
       [including shares to be issued in pursuance
       of instrument made or granted pursuant to this
       resolution] does not exceed 10% of the total
       number issued shares in the capital of the
       Company; (ii) [subject to such manner of calculation
       as ,may be prescribed by the Singapore Exchange
       Securities Trading Limited (SGX-ST)] to determine
       the aggregate number of shares that may be
       issued under this resolution the percentage
       of issued shares shall be on that total number
       of issued shares in the capital of the Company
       at the time the resolution is passed after
       adjusting for: (a) new shares arising from
       the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time this resolution is passed and (b)
       any subsequent consolidation or sub division
       of shares (iii) in exercising the authority
       conferred by the resolution the Company shall
       comply with the provisions of the Listing manual
       of the SGX-ST and the rules of any other stock
       exchange on which the shares of the Company
       may for time being be listed or quoted for
       the time being in force and the Articles of
       Association for the time being of the Company
       and; [Authority shall continue in force until
       the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held]

10.    Authorize the Directors to allot and issue from           Mgmt          For                            For
       time to time such number of shares in the capital
       of the Company as may be required to be issued
       pursuant to exercise the options under the
       Singapore Telecom Share Option Scheme 1999
       [1999 scheme] provided always that the aggregate
       number of shares to be issued pursuant to be
       1999 Scheme shall not exceed 5% of the total
       number of issued share [excluding treasury
       shares] in the capital of the Company from
       time to time as calculated in accordance the
       rules of the 1999 Scheme

11.    Authorize the Directors to grant awards in accordance     Mgmt          For                            For
       with the provisions of the Sing Tel Performance
       Share Plan [Share plan] and to allot and issue
       from time to time such number of fully paid
       up shares in the capital of the Company as
       may be required to be issued pursuant to the
       vesting of awards under the Share Plan, provided
       always that the aggregate number of shares
       to be issue pursuant to the 1999 Scheme and
       the Share Plan shall not exceed 10% of the
       total number of issued shares in the capital
       of the Company from time to time




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE TELECOMMUNICATIONS LTD                                                            Agenda Number:  701650877
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79985209
    Meeting Type:  EGM
    Meeting Date:  25-Jul-2008
          Ticker:
            ISIN:  SG1T75931496
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act chapter 50 [the Companies Act],
       to purchase or otherwise acquire issued ordinary
       shares in the capital of the Company [Shares],
       not exceeding in aggregate the maximum limit
       [as specified],at such price or process as
       may be determined  by the Directors from time
       to time up to the maximum price [as specified]
       whether by way of: market purchases on the
       Singapore Exchange Securities Trading Limited
       [SGX-ST], and/or any other stock exchange on
       which the shares may for the time being be
       listed and quoted [Other Exchange] and/or off-market
       purchases effected otherwise than on the SGX-ST
       or, as the case may be, other exchange] in
       accordance with any equal access scheme(s),
       as determined or formulated by the Directors
       as they consider fir, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act, in the case of a market purchase
       of a share 105% of the average closing market
       price of the shares and in case of an off-market
       purchase of a share pursuant to an equal access
       scheme, 110% of the average closing market
       price of the shares and authorize the Directors
       of the Company and/or any of them to do all
       such acts and things deemed necessary to give
       effect to this Resolution; [Authority expires
       the earlier of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held]

2.     Approve, for the purposes of Rule 10.14 of the            Mgmt          For                            For
       ASX Listing rules, the participation by the
       Relevant Person in the Relevant Period specified
       in paragraph 3.2 of the Circular to the shareholders
       and the CUFS holders dated 26 JUN 2008 [the
       Circular] in the SingTel Performance Share
       Plan, on the specified terms

S.3    Amend Articles 93, 97, 98 and 103 of the Articles         Mgmt          For                            For
       of the Association of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 SINO LAND CO LTD                                                                            Agenda Number:  701729331
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y80267126
    Meeting Type:  AGM
    Meeting Date:  13-Nov-2008
          Ticker:
            ISIN:  HK0083000502
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the Directors' and Independent Auditor's
       reports for the YE 30 JUN 2008

2.     Declare a final dividend of HKD 0.3 per ordinary          Mgmt          For                            For
       share with an option for scrip dividend

3.i    Re-elect Mr. Adrian David Li Man-Kiu as a Director        Mgmt          Against                        Against

3.ii   Re-elect Dr. Fu Yuning as a Director                      Mgmt          Against                        Against

3.iii  Re-elect Mr. Daryl Ng Win Kong as a Director              Mgmt          Against                        Against

3.iv   Re-elect Mr. Ringo Chan Wing Kwong as a Director          Mgmt          Against                        Against

3.v    Re-elect Mr. Sunny Yeung Kwong as a Director              Mgmt          Against                        Against

3.vi   Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditor        Mgmt          For                            For
       for the ensuing year and authorize the Board
       to fix their remuneration

5.i    Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period of all powers of the Company,
       to repurchase shares of the Company on the
       Stock Exchange of Hong Kong Limited [the Stock
       Exchange] or any other Stock Exchange on which
       the shares of the Company may be listed and
       recognized by the Securities and Futures Commission
       and the Stock Exchange for this purposes, subject
       to and in accordance with all applicable Laws
       and requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is to be held by
       law]

5.ii   Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of the
       Company, to allot, issue or grant securities
       of the Company, including bonds, debentures
       and notes convertible into shares of the Company
       and make or grant offers, agreements and options
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company and in addition
       to any shares which may be issued on the exercise
       of the subscription rights under the Company's
       warrants or pursuant to any scrip dividend
       scheme or pursuant to a rights issue or pursuant
       to the exercise of any Share Option Scheme
       adopted by the Company or pursuant to any rights
       of conversion under any existing convertible
       bonds, debentures or notes of the Company,
       and provided further that these powers of the
       Directors and this general mandate shall be
       subject to the restrictions that the aggregate
       nominal amount of shares allotted or agreed
       to be allotted or issued pursuant thereto;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

5.iii  Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5(i) and 5(ii) above being passed, the aggregate
       nominal amount of the shares which are repurchased
       by the Company under the authority granted
       pursuant to Resolution 5(i) [up to a maximum
       of 10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of this resolution], to the aggregate
       nominal amount of the share capital of the
       Company that may be allotted pursuant to Resolution
       5(ii)




--------------------------------------------------------------------------------------------------------------------------
 SJM HOLDINGS LTD                                                                            Agenda Number:  701891372
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8076V106
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  HK0880043028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditor
       of the Company for the YE 31 DEC 2008

2.     Declare a final dividend of HKD 6 cents per               Mgmt          For                            For
       share for the YE 31 DEC 2008 to the shareholders
       of the Company

3.a.1  Re-elect Dr. Ho Hung Sun, Stanley as an Executive         Mgmt          Against                        Against
       Director

3.a.2  Re-elect Mr. Rui Jose da Cunha as an Executive            Mgmt          Against                        Against
       Director

3.a.3  Re-elect Mr. Shek Lai Him, Abraham as an Independent      Mgmt          For                            For
       Non-Executive Director

3.a.4  Re-elect Mr. Tse Hau Yin as an Independent Non-Executive  Mgmt          For                            For
       Director

3.b    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu,              Mgmt          Against                        Against
       Certified Public Accountants and H.C. Watt
       & Company Limited, as the Joint Auditors of
       the Company and authorize the Board of the
       Directors of the Company to fix their remuneration

5.     Authorize the Directors of the Company ["Directors"]      Mgmt          For                            For
       to allot, issue and deal with shares in the
       Company and to make or grant offers, agreements,
       options or warrants which would or might require
       the exercise of such powers, during the Relevant
       Period [as specified], the aggregate nominal
       value of shares of the Company allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors pursuant to
       the mandate, otherwise than pursuant to: i)
       a Right Issue; or ii) any option scheme or
       similar arrangement for the time being adopted
       by the Company for the purpose of granting
       or issuing shares or rights to acquire shares
       of the Company to the directors, officers and/or
       employees of the Company and/or any of its
       subsidiaries; or iii) any scrip dividend or
       similar arrangement pursuant to the Articles
       of Association of the Company from time to
       time, not exceeding 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       Resolution and the said mandate shall be limited
       accordingly; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or on the expiration of the period within which
       the next AGM of the Company is required by
       the Company's Articles of Association or any
       applicable law to be held]

6.     Authorize the Directors, during the Relevant              Mgmt          For                            For
       Period, to repurchase or otherwise acquire
       shares of HKD 1 each in the capital of the
       Company in accordance with all applicable laws
       and the requirements of the Rule Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited, provided that the aggregate
       nominal amount of shares so repurchased or
       otherwise acquired shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue as at the date of the
       passing of this Resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Company's Articles of Association
       or any applicable law to be held]

7.     Approve that, conditional upon the passing of             Mgmt          For                            For
       Resolutions No. 5 and No. 6, the aggregate
       nominal amount of the shares which are repurchased
       or otherwise acquired by the Company pursuant
       to Resolution No. 6 shall be added to the aggregate
       nominal amount of the shares which may be issued
       pursuant to Resolution No. 5

8.     Approve and adopt, conditional upon the Listing           Mgmt          For                            For
       Committee of The Stock Exchange of Hong Kong
       Limited granting approval of the listing of
       and permission to deal in the shares to be
       issued pursuant to the exercise of any options
       granted under the share option scheme [the
       "Share Option Scheme"], the Share Option Scheme
       and authorize the Directors to do all such
       acts and to enter into all such transactions
       and arrangements as may be necessary or expedient
       in order to give effect to the Share Option
       Scheme

9.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration of each of the Directors
       of the Company for the FYE 31 DEC 2009




--------------------------------------------------------------------------------------------------------------------------
 SKANDINAVISKA ENSKILDA BANKEN, STOCKHOLM                                                    Agenda Number:  701810447
--------------------------------------------------------------------------------------------------------------------------
        Security:  W25381141
    Meeting Type:  AGM
    Meeting Date:  06-Mar-2009
          Ticker:
            ISIN:  SE0000148884
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Open of the Meeting                                       Mgmt          For                            For

2.     Elect Mr. Marcus Wallenberg as the Chairman               Mgmt          For                            For
       of Meeting

3.     Approve list of shareholders                              Mgmt          For                            For

4.     Approve the agenda of the Meeting                         Mgmt          For                            For

5.     Approve to designate the Inspector(s) of the              Mgmt          For                            For
       minutes of the meeting

6.     Acknowledge the proper convening of the meeting           Mgmt          For                            For

7.     Receive the financial statements and statutory            Mgmt          For                            For
       reports and the Auditor's report

8.     Receive the President's report                            Mgmt          For                            For

9.     Approve the financial statements and statutory            Mgmt          For                            For
       reports

10.    Approve the allocation of income and omission             Mgmt          For                            For
       of dividends

11.    Grant discharge to the Board and the President            Mgmt          For                            For

12.    Receive the information concerning the work               Mgmt          For                            For
       of the Nomination Committee

13.    Approve to determine the number of Members (11)           Mgmt          For                            For
       and Deputy Members (0) of the Board

14.    Approve: the remuneration of the Directors in             Mgmt          For                            For
       the aggregate amount of SEK 7.6 Million; and
       the remuneration for the Auditors

15.    Re-elect Messrs. Annica Falkengren, Penny Hughes,         Mgmt          For                            For
       Urban Jansson, Tuve Johannesson, Hans-Joachim
       Korber, Christine Novakovic, Jesper Ovesen,
       Carl Ros, Jacob Wallenberg and Marcus Wallenberg
       [Chair] as THE Directors and elect Mr. Tomas
       Nicolin as a new Director

16.    Authorize the Chairman of Board and Representatives       Mgmt          For                            For
       of 4 of Company's largest shareholders to serve
       on the Nominating Committee

       PLEASE NOTE THAT ALTHOUGH THERE ARE 03 PROPOSALS          Non-Voting    No vote
       [RESOLUTIONS 17, 18 AND 19], THERE IS ONLY
       01 AGENDA ITEM TO BE PROPOSED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 01 OF THE 03 ITEMS
       I.E AMONG RESOLUTION 17, 18 AND 19. THANK YOU.

17.    Approve the issuance of Class A shares with               Mgmt          Abstain                        Against
       preemptive rights; the capitalization of reserves
       of up to SEK 30 Billion via transfer from unrestricted
       equity to share capital and amend the Articles
       accordingly

18.    Approve the issuance of Class A shares with               Mgmt          Abstain                        Against
       preemptive rights; the capitalization of reserves
       of up to SEK 30 billion via transfer from unrestricted
       equity to share capital; to reduce par value
       of common stock to SEK 5.00 from SEK 10.00;
       and amend the Articles

19.    Approve the issuance of Class A shares with               Mgmt          Abstain                        Against
       preemptive rights; the capitalization of reserves
       of up to SEK 30 billion via transfer from unrestricted
       equity; to reduce the par value of common stock
       to SEK 1.00 from SEK 10.00; and amend the Articles
       accordingly

20.    Approve the Remuneration Policy and other terms           Mgmt          For                            For
       of employment for the Executive Management

21.A   Approve the Employee Share Matching Plan                  Mgmt          For                            For

21.B   Approve the Restricted Stock Plan                         Mgmt          For                            For

21.C   Approve the Deferred Share Bonus Plan                     Mgmt          Against                        Against

21.D   Amend 2008 Executive Incentive Plans                      Mgmt          For                            For

22.A   Grant authority for the repurchase of up to               Mgmt          For                            For
       3% of own shares for use in its securities
       business

22.B   Grant authority for the repurchase and reissuance         Mgmt          For                            For
       of shares for Long-Term Incentive Programs

22.C   Grant authority for the reissuance of repurchased         Mgmt          For                            For
       shares for 2009 Long-Term Incentive Program

22.D   Grant authority for the repurchase of up to               Mgmt          For                            For
       20 Million shares

23.    Appoint the Auditors of Foundations that have             Mgmt          For                            For
       delegated their business to the Bank

24.    Close the Meeting                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SKANSKA AB                                                                                  Agenda Number:  701864301
--------------------------------------------------------------------------------------------------------------------------
        Security:  W83567110
    Meeting Type:  AGM
    Meeting Date:  06-Apr-2009
          Ticker:
            ISIN:  SE0000113250
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 531031 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY [POA] IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Election of Mr. Sven Unger as the Chairman of             Non-Voting    No vote
       the Meeting

3.     Preparation and approval of the list of shareholders      Non-Voting    No vote
       entitled to vote at the meeting

4.     Approval of agenda                                        Non-Voting    No vote

5.     Election of 2 persons to check the minutes together       Non-Voting    No vote
       with the Chairman

6.     Determination of whether the meeting has been             Non-Voting    No vote
       duly convened

7.     Address by the Chairman, followed by the President's      Non-Voting    No vote
       address

8.     Presentation of the annual report and the Auditors        Non-Voting    No vote
       report for 2008 and the consolidated accounts
       and the Auditors report for the consolidated
       accounts for 2008

9.     Adopt the income statement and balance sheet              Mgmt          For                            For
       and the consolidated income statement and the
       consolidated balance sheet

10.    Approve an ordinary dividend of SEK 5.25 per              Mgmt          For                            For
       share for FY 2008; and 09 APR 2009 as the record
       date for payment of the dividend; if the Meeting
       votes in favor of this motion, it is expected
       that Euroclear Sweden AB will make dividend
       payments on 16 APR 2009

11.    Grant discharge to the Members of the Board               Mgmt          For                            For
       and the President from liability for the FY

12.    Elect the number of Board Members at 8, no deputies       Mgmt          For                            For
       and 1 Auditor

13.    Approve a fee of SEK 1,350,000 be paid to the             Mgmt          For                            For
       Chairman of the Board of Directors and SEK
       450,000 to each of the other Board Members
       elected by the meeting, with the exception
       of the President; a special appropriation of
       SEK 150,000 for each of the Members on the
       Project Committee, SEK 100,000 to each of the
       Members on the Audit Committee and SEK 125,000
       to its Chairman, and SEK 75,000 to each of
       the Members on the Remuneration Committee;
       the proposed fees and compensation for committee
       work is unchanged from the preceding year;
       the proposed compensation for committee work
       does not apply to Board Members who are employed
       in the Group and that the fee to the Auditor
       be paid in the amount shown on approved invoices

14.    Re-elect Messrs. Finn Johnsson, Johan Karlstrom,          Mgmt          For                            For
       Bengt Kjell, Sverker Martin-Lof, Sir Adrian
       Montague, Lars Pettersson, Matti Sundberg and
       new election of Mr. Stuart Graham as the Board
       Members; Mr. Jane Garvey declined re-election;
       and re-elect Mr. Sverker Martin-Lof as the
       Board Chairman

15.    Re-elect KPMG AB as the Auditor of the Company            Mgmt          For                            For
       for a four-year mandate period, that is, until
       the close of the Annual Shareholder's Meeting
       to be held during the fourth FY after election
       as Auditor; KPMG AB has announced that Authorized
       Public Accountant Mr. George Pettersson will
       have the main responsibility of the Audit

16.    Appoint the Members of the Nomination Committee           Mgmt          For                            For
       and matters regarding as specified in the Nomination
       Committee's Motion

17.    Approve the guidelines for salaries and other             Mgmt          For                            For
       remuneration to the Senior Executives as specified

18.    Authorize the Board to decide on acquisitions             Mgmt          For                            For
       of own Series B shares on the following terms:
       acquisitions may only be made on the NASDAQ
       OMX Stockholm Exchange at a price within the
       applicable range of prices at any given time,
       meaning the interval between the highest purchase
       price and lowest selling price; the authorization
       may be used on one or more occasions, however,
       not longer than until the 2010 Annual Shareholder's
       Meeting; a maximum of 4,500,000 Series B shares
       in Skanska may be acquired for securing delivery
       of shares to participants in the Program

19.    Closing of the Meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SKF AB                                                                                      Agenda Number:  701884935
--------------------------------------------------------------------------------------------------------------------------
        Security:  W84237143
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  SE0000108227
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 550709 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the AGM                                        Non-Voting    No vote

2.     Election of Mr. Leif Ostling as the Chairman              Non-Voting    No vote
       of the AGM

3.     Drawing up and approval of the voting list                Non-Voting    No vote

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election of the persons to verify the minutes             Non-Voting    No vote

6.     Consideration of whether the meeting has been             Non-Voting    No vote
       duly convened

7.     Presentation of the annual report and audit               Non-Voting    No vote
       report as well as consolidated accounts and
       audit report for the Group

8.     Address by the President                                  Non-Voting    No vote

9.     Adopt  the income statement and balance sheet             Mgmt          For                            For
       and consolidated income statement and consolidated
       balance sheet

10.    Approve a dividend for the FY 2008 of SEK 3.50            Mgmt          For                            For
       per share; and that shareholders with holdings
       recorded on Friday, 24 APR 2009 be entitled
       to receive the proposed dividend; subject to
       resolution by the AGM in accordance with this
       proposal, it is expected that Euroclear will
       distribute the dividend on Wednesday, 29 APR
       2009

11.    Grant discharge to the Board Members and the              Mgmt          For                            For
       President from liability

12.    Approve to determine number of Board Members              Mgmt          For                            For
       as 9 without Deputy Members

13.    Approve that the Board of Directors, for the              Mgmt          For                            For
       period up to the end of the next AGM, receive
       a fee according to the following: a firm allotment
       of SEK 3,175,000, to be distributed with SEK
       900,000 to the Chairman of the Board of Directors
       and with SEK 325,000 to each of the other Board
       Members elected by the AGM and not employed
       by the Company; a variable allotment corresponding
       to the value, calculated as below, of 3,200
       Company shares of series B to be received by
       the Chairman and 1,200 shares of series B to
       be received by each of the other Board Members;
       an allotment for Committee work of SEK 575,000
       to be divided with SEK 150,000 to the Chairman
       of the Audit Committee, with SEK 100,000 to
       each of the other Members of the Audit Committee
       and with SEK 75,000 to each of the Members
       of the Remuneration Committee; a prerequisite
       for obtaining an allotment is that the Board
       Member is elected by the AGM and not employed
       by the Company; when deciding upon the variable
       allotment, the value of a share of series B
       shall be determined at the average latest payment
       rate according to the quotations on the NASDAQ
       OMX Stockholm AB during the 5 trading days
       after publication of the Company's press release
       for the FY 2009

14.    Re-elect Messrs. Leif Ostling, Ulla Litzen,               Mgmt          For                            For
       Tom Johnstone, Winnie Kin Wah Fok, Hans-Olov
       Olsson, Lena Treschow Torell, Peter Grafoner
       and Lars Wedenborn and elect Mr. Joe Loughrey
       as the Board Members and Mr. Leif Ostling as
       the Chairman of the Board of Directors

15.    Approve to determine number of Auditor as 1               Mgmt          For                            For
       without any Deputy Auditor

16.    Approve that the Auditor is paid for work performed       Mgmt          For                            For
       according to approved invoice

17.    Re-elect KPMG as the Auditor for the time up              Mgmt          For                            For
       to the closing of the AGM 2013

18.    Approve the principles of remuneration of Group           Mgmt          For                            For
       Management Members

19.    Approve the introduction of SKF'S Performance             Mgmt          For                            For
       Share Programme 2009

20.    Authorize the Board of Directors to decide upon           Mgmt          For                            For
       the repurchase of the Company's own shares
       for the period until the next AGM; the authorization
       is proposed to embrace shares of Series A as
       well as Series B

21.    Resolution regarding the Nomination Committee             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SMC CORPORATION                                                                             Agenda Number:  701987894
--------------------------------------------------------------------------------------------------------------------------
        Security:  J75734103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3162600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint Accounting Auditors                               Mgmt          For                            For

6.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Directors and Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SMITH & NEPHEW GROUP P L C                                                                  Agenda Number:  701870506
--------------------------------------------------------------------------------------------------------------------------
        Security:  G82343164
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  GB0009223206
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the report and accounts                             Mgmt          For                            For

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Approve to confirm the interim dividends                  Mgmt          For                            For

4.     Re-elect Mr. David Lllingworth                            Mgmt          For                            For

5.     Re-elect Mr. Joseph Papa                                  Mgmt          For                            For

6.     Re-elect Dr. Rolf Stomberg                                Mgmt          For                            For

7.     Re-appoint the Auditors                                   Mgmt          For                            For

8.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

9.     Approve to renew the Directors' authority to              Mgmt          For                            For
       allot shares

10.    Amend the French Share Save Plan [2002]                   Mgmt          For                            For

11.    Approve to renew the Directors' authority for             Mgmt          For                            For
       the disapplication of pre-emption rights

12.    Authorize to renew the Directors' authority               Mgmt          For                            For
       limited to make market purchases of the Company's
       own shares

13.    Authorize the Directors to continue to call               Mgmt          Against                        Against
       general meetings, other than AGM, on 14 clear
       days' notice




--------------------------------------------------------------------------------------------------------------------------
 SMITHS GROUP PLC                                                                            Agenda Number:  701656918
--------------------------------------------------------------------------------------------------------------------------
        Security:  G82401111
    Meeting Type:  EGM
    Meeting Date:  28-Jul-2008
          Ticker:
            ISIN:  GB00B1WY2338
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Adopt, with effect on and from 01 OCT 2008,               Mgmt          For                            For
       the Articles of Association as specified, in
       substitution for, and to the exclusion of the
       current Articles of Association

2.     Approve the Smiths Group Value Sharing Plan               Mgmt          For                            For
       [the Group VSP], as specified; and authorize
       the Directors to do all such acts and things
       as they may consider appropriate to implement
       the Group VSP including the establishment of
       the Divisional Value Sharing Plans and the
       making of any amendments to the rules and the
       establishment of any sub-plans for the benefit
       of employees outside the UK [modified as necessary
       to take account of relevant exchange control,
       taxation and securities laws of the relevant
       jurisdiction]; and to vote as Directors and
       be counted in any quorum on any matter connected
       with the Group VSP, notwithstanding that they
       may be interested in the same, save that no
       Director may vote or be counted in the quorum
       on any matter solely concerning his own participation
       herein, and that any prohibition on the Directors'
       voting shall be suspended to this extent accordingly

3.     Amend the rules of the Smiths Group Co-investment         Mgmt          For                            For
       Plan [the CIP], as specified; and authorize
       the Directors to do all such acts and things
       as they may consider appropriate to implement
       the amended rules of the CIP; and to vote as
       the Directors and be counted in any quorum
       on any manner connected with the CIP, notwithstanding
       that they may be interested in the same, save
       that no director may vote or be counted in
       the quorum on any matter solely concerning
       his own participation herein, and that any
       prohibition on directors' voting shall be suspended
       to this extent accordingly




--------------------------------------------------------------------------------------------------------------------------
 SMITHS GROUP PLC                                                                            Agenda Number:  701725028
--------------------------------------------------------------------------------------------------------------------------
        Security:  G82401111
    Meeting Type:  AGM
    Meeting Date:  18-Nov-2008
          Ticker:
            ISIN:  GB00B1WY2338
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the report and accounts                             Mgmt          For                            For

2.     Approve the Directors remuneration report                 Mgmt          Against                        Against

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-appoint of Mr. P. Bowman as a Director                 Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditor

6.     Approve the Auditors remuneration                         Mgmt          For                            For

7.     Approve to renew the powers under Article 6               Mgmt          For                            For
       and Section 80 of Companies Act 1985

S.8    Approve the renew the powers under Article 7              Mgmt          For                            For
       and Section 95 of Companies Act 1985

S.9    Grant authority to make market purchases of               Mgmt          For                            For
       shares

10.    Grant authority to make political donations               Mgmt          For                            For
       and expenditure




--------------------------------------------------------------------------------------------------------------------------
 SMURFIT KAPPA GROUP PLC, DUBLIN                                                             Agenda Number:  701889012
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8248F104
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  IE00B1RR8406
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements and reports              Mgmt          For                            For
       of the Directors and the Auditors

2.A    Re-elect Mr. Sam Mencoff as a Director                    Mgmt          For                            For

2.B    Re-elect Mr. Chris Mcgowan as a Director                  Mgmt          For                            For

2.C    Re-elect Mr. Gordon Moore as a Director                   Mgmt          For                            For

2.D    Re-elect Mr. Rolly Van Rappard as a Director              Mgmt          Against                        Against

3.     Approve the remuneration of the Auditors                  Mgmt          For                            For

4.     Approve the disapplication of pre-emption rights          Mgmt          For                            For

5.     Grant authority to purchase own shares                    Mgmt          For                            For

6.     Amend the Share Incentive Plan                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SNAM RETE GAS SPA                                                                           Agenda Number:  701816386
--------------------------------------------------------------------------------------------------------------------------
        Security:  T8578L107
    Meeting Type:  EGM
    Meeting Date:  17-Mar-2009
          Ticker:
            ISIN:  IT0003153415
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 MAR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Authorize the Board of Directors, pursuant to             Mgmt          No Action
       Article 2443 of the Italian Civil Code, to
       increase the Company's share capital through
       contribution in cash, by way of a divisible
       increase, for a maximum amount of EUR 3,500,000,000.00




--------------------------------------------------------------------------------------------------------------------------
 SNAM RETE GAS SPA, SAN DONATO MILANESE (MI)                                                 Agenda Number:  701652580
--------------------------------------------------------------------------------------------------------------------------
        Security:  T8578L107
    Meeting Type:  EGM
    Meeting Date:  31-Jul-2008
          Ticker:
            ISIN:  IT0003153415
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend, pursuant to Resolutions no. 11/07 and              Mgmt          No Action
       no. 253/07 of the Italian Electricity and Gas
       Authority, Articles 2 and 19, as well as, pursuant
       to Legislative Decree 195/07, Article 10 of
       the By-laws of Snam Rete Gas S.p.A

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       01 AUG 2008 (AND A THIRD CALL ON 02 AUG 2008].
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
       SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
       MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF ARTICLE NUMBER IN RESOLUTION 1. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SNAM RETE GAS SPA, SAN DONATO MILANESE (MI)                                                 Agenda Number:  701861393
--------------------------------------------------------------------------------------------------------------------------
        Security:  T8578L107
    Meeting Type:  OGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  IT0003153415
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       25 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve, the financial statement and consolidated         Mgmt          No Action
       financial statement at 31 DEC 2008; and the
       Board of Directors, Auditors and Audit firm
       report

2.     Approve to allocate the profits and Dividend              Mgmt          No Action
       distribution




--------------------------------------------------------------------------------------------------------------------------
 SNS REAAL N.V.                                                                              Agenda Number:  701854677
--------------------------------------------------------------------------------------------------------------------------
        Security:  N8126Z109
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  NL0000390706
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.A    Discussion of the written annual report of the            Non-Voting    No vote
       Executive Board

2.B    Discussion of the report of the Supervisory               Non-Voting    No vote
       Board

3.     Capital injections by the state of the Netherlands        Non-Voting    No vote
       and Stichting Beheer SNS Real

4.     Corporate governance                                      Non-Voting    No vote

5.     Adopt the financial statement of SNS Reaal N.V.           Mgmt          For                            For
       [the Company] for the 2008 FY

6.     Profit retention and dividend policy discussion           Non-Voting    No vote
       of the profit retention and dividend policy
       and the accountability of the Executive Board
       for this policy

7.     Grant discharge from liability [decharge verlening]       Mgmt          For                            For
       to the Members of the Executive Board in office
       during the 2008 FY for their supervision of
       Management during the 2008 FY

8.     Grant discharge from liability [decharge verlening]       Mgmt          For                            For
       to the Members of the Supervisory Board in
       office during the 2008 FY for their supervision
       of the Management during the 2008 FY

9.A    Approve the appointment of the Executive Board            Mgmt          For                            For
       as the body authorized to decide to issue ordinary
       shares and grant rights to subscribe for ordinary
       shares

9.B    Approve the appointment of the Executive Board            Mgmt          For                            For
       as the body authorized to decide to restrict
       or exclude the pre-emptive right accruing to
       the shareholders in respect of the implementation
       of the issuance of ordinary shares and the
       granting of rights in respect thereof set out
       at above

10.    Authorize the Executive Board to cause the Company        Mgmt          For                            For
       to repurchase ordinary shares in the share
       capital of the Company

11.    The composition of the Executive Board announcement       Non-Voting    No vote
       by the Supervisory Board of the proposed appointment
       of Mr. F.K.V. Lamp as Member of the Executive
       Board and Chief Financial Officer of the Company

12.A   Approve to determine the number of Members of             Mgmt          For                            For
       the Company's Supervisory Board to be 10 Members

12.B   Re-appoint Mr. H. Muller as Member of the Supervisory     Mgmt          For                            For
       Board

12.C   Appoint Mr. R. Zwartendijk as the Member of               Mgmt          For                            For
       the Supervisory Board

12.D   Appoint Mr. J.A. Nijhuis as the Member of the             Mgmt          For                            For
       Supervisory Board

12.E   Appoint Mrs. C.M. Insinger as the Member of               Mgmt          For                            For
       the Supervisory Board

12.F   Appoint Mr. L.J. Wijngaarden as the Member of             Mgmt          For                            For
       the Supervisory Board

13.    Approve the determination to continue the current         Mgmt          For                            For
       remuneration for the Members of the Supervisory
       Board

14.    Any other business                                        Non-Voting    No vote

15.    Closure                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SOCIETA CATTOLICA DI ASSICURAZIONI SCARL, VERONA                                            Agenda Number:  701856138
--------------------------------------------------------------------------------------------------------------------------
        Security:  T8647K106
    Meeting Type:  MIX
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  IT0000784154
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 APR. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the balance sheet as of 31 Dec 2008               Mgmt          No Action
       and related report, resolutions related there
       to

O.2    Approve to determine the Board of Directors'              Mgmt          No Action
       members and Executive Committee emolument as
       well as medal for presence for the year 2009

O.3    Appoint the 7 Board of Directors' member                  Mgmt          No Action

O.4    Appoint the Internal Auditors and its Chairman            Mgmt          No Action
       statement of their emolument

E.1    Approve the bonus issue for an amount of EUR              Mgmt          No Action
       7,726.833 through the use of the available
       share premium reserve, through assignment to
       shareholders of 1 share face value 3 EUR for
       every 20 shares held related amendments of
       the Article 24 of the By-Law




--------------------------------------------------------------------------------------------------------------------------
 SOCIETE GENERALE, PARIS                                                                     Agenda Number:  701848852
--------------------------------------------------------------------------------------------------------------------------
        Security:  F43638141
    Meeting Type:  OGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  FR0000130809
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

O.1    Approve the Company's financial statements for            Mgmt          For                            For
       the YE 31 DEC 2008, as presented, showing losses
       of EUR 2,963,598,323.26

O.2    Approve to record the loss for the year as a              Mgmt          For                            For
       deficit in retained earnings, following this
       appropriation, the retained earnings account
       of EUR 6,363 ,246,855.22 will show a new balance
       of EUR 3,399,648,531.96, global dividends deducted
       from the retained earnings account: EUR 696,872,692.
       80 the shareholders will receive a net dividend
       of EUR 1.20 per share of a par value of EUR
       1.25, and will entitle to the 40% deduction
       provided by the French Tax Code, this dividend
       will be paid on 09 JUN 2009, as required by
       Law, it is reminded that, for the last 3 FY,
       the dividends paid, were as: EUR 4.50 for FY
       2005 EUR 5.20 for FY 2006 EUR 0.90 for FY 2007

O.3    Approve the dividend payment will to be carried           Mgmt          For                            For
       out in new shares as per the conditions: reinvestment
       period will be effective from 27 MAY 2009 to
       10 JUN 2009, after the shareholders will receive
       the dividend payment in cash, the new shares
       will be created with dividend rights as of
       01 JAN 2009, and authorize the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

O.4    Approve the consolidated financial Statements             Mgmt          For                            For
       and statutory reports of the Board of Directors
       and the Auditors for 2008

O.5    Receive the Special Auditors' report on agreements        Mgmt          For                            For
       governed by the Article L.225-38 of the French
       Code

O.6    Receive the Special Auditors' report on retirement        Mgmt          For                            For
       commitments in favor of Mr. Daniel Bouton,
       Mr. Phileppe Citerene and Mr. Didier LIX by
       the Article L.225-42-1 of the French Code

O.7    Receive the Special Auditors' report on retirement        Mgmt          For                            For
       commitments in favour of Mr. Severin Cabannes
       and Mr. Frederic Oudea by the Article L.225-42-1
       of the French Code

O.8    Receive the Special Auditors' report on retirement        Mgmt          For                            For
       indemnity commitments in favor of Mr. Frederic
       Oudea by the Article L.225-42-1 of the French
       Code

O.9    Renew the appointment of Mr. Jean Azema as a              Mgmt          For                            For
       Director for a 4 year period

O.10   Renew the appointment of Mrs. Elisabeth Lulin             Mgmt          For                            For
       as a Director for a 4 year period

O.11   Ratify the Co-optation of Mr. Robert Castaigne            Mgmt          For                            For
       as a Director, to replace Mr. Elie Cohen, resigning,
       for the remaining time of Mr. Elie Cohen's
       term of office, until the shareholders' meeting
       called in 2010 and to approve the financial
       statements for the FY

O.12   Appoint Mr. Jean-Bernard Levy as a director               Mgmt          For                            For
       for a 4-year period

O.13   Authorize the Board of Directors to trade by              Mgmt          For                            For
       all means, in the Company's shares on the stock
       market, subject to the conditions: maximum
       purchase price: EUR 105.00, maximum number
       of shares to be acquired: 58,072,724, i.e.10%
       of the share capital, maximum funds invested
       in the share buybacks: EUR 6,097,636,020.00;
       [Authority expires after18-month period], this
       authorization supersedes the unspent remaining
       period of the authorization granted by the
       shareholders' meeting of 27 MAY 27 2008 in
       its Resolution 9, the shareholders' meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.14   Approve to add Article 20 granting powers to              Mgmt          For                            For
       the Bylaws

E.15   Authorize the Board of Directors, under approval          Mgmt          For                            For
       of resolution 16, to increase the share capital
       up to a maximum nominal amount of EUR 241,900,000,00,
       that is 33.3% of the share capital, by issuance
       of preference shares without voting right and
       preferred subscribed rights for any cash capital
       increase; [Authority expires after 14 month
       period]

E.16   Approve to introduce preference shares within             Mgmt          For                            For
       the bylaws subject to approval of Resolution
       16, consequently, a new class of shares known
       as B shares will be created composed with preference
       shares without voting right and preferential
       subscription right for any cash capital increase;
       the share capital will be divided into 2 Classes
       of shares A shares, corresponding to all ordinary
       shares, and B shares accordingly, and authorize
       the Board of Directors to amend the Articles
       of the Bylaws

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       and its sole discretion, by issuing shares
       or securities giving access to the share capital
       in favor of employees of the Company and its
       subsidiaries who are Members of a Company savings
       plan; [Authority expires after 14 month period];
       and for a nominal amount that shall not exceed
       1.75% of the share capital, the Global amount
       of capital increase carried out under this
       present Resolution shall count against the
       ones specified in 10 and 11 Resolutions of
       the combined shareholders' meeting held on
       27 MAY 2008, and approve to cancel the shareholders
       preferential subscription rights in favor of
       Members of the said savings plan, this authorization
       supersedes unspent remaining period of the
       authorization granted by shareholders' meeting
       of 27 MAY 2008, in its Resolution 14, expect
       what concerns the completion of the share capital
       increases reserved for Members of a Company
       savings plan which has been set by the Board
       of Directors during its meeting of 17 FEB 2009,
       and to take all necessary measures and accomplish
       all necessary formalities

E.18   Approve to increase the ceiling of capital increase       Mgmt          For                            For
       with the shareholder's preferential subscription
       right maintained set forth in the Resolution
       10 granted by the shareholders meeting held
       on 27 MAY 2008; the global amount of share
       capital increase originally set at EUR 220,000,000.00
       will increase to EUR 360,000,000.00 i.e., 30.2%
       to 49.6% of the share capital; [Authority expires
       after 26 month period]

E.19   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 SODEXO, SAINT QUENTIN EN YVELINES                                                           Agenda Number:  701787256
--------------------------------------------------------------------------------------------------------------------------
        Security:  F84941123
    Meeting Type:  AGM
    Meeting Date:  19-Jan-2009
          Ticker:
            ISIN:  FR0000121220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting    No vote
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE 'FOR' AND 'AGAINST'
       A VOTE OF 'ABSTAIN' WILL BE TREATED AS AN 'AGAINST'
       VOTE.

O.1    Approve of the annual and consolidated financial          Mgmt          For                            For
       statements for the year 2007-2008, noticing
       of an earning income, as consequence, final
       discharge to Director

O.2    Approve the appropriation of the income setting           Mgmt          For                            For
       the dividend per share and payment from 02
       FEB 2009 if at the payment date the Company
       holds certain of its own shares, the corresponding
       amount of dividend will not be paid and will
       be allocated to the carried forward account

O.3    Ratify the head office transfer from 3 a venue            Mgmt          For                            For
       Newton 78180 Montiginy Le Bretonneux to 255
       Quai De La Bataille De Stalingrad 92130 Issy-Les-Moulineaux
       since 24 MAR 2008

O.4    Approve the agreements covered by the Article             Mgmt          For                            For
       L 225-38 of the Commercial Law

O.5    Approve the agreement in which Mr. Michel Landel          Mgmt          For                            For
       could receive a compensation equal to twice
       of the annual gross income in case of end of
       his mandate as Chief Executive Officer, excepted
       in case of resignation, retirement or removal
       for serious offence, these performances criteria
       linked to the allocation of this compensation
       are an annual development of the consolidated
       operational result of the group equal or superior
       to 5% for each of the three latest FY, this
       commitment cancels and replaces any other of
       the Company or of the Group

O.6    Authorize the Board of Directors to purchase              Mgmt          For                            For
       shares of the Company within the limit of 10%
       of capital, setting the maximum purchase price
       per share and the total amount of these purchases
       carried out, all powers to the Board of Directors

O.7    Approve the renewal of the mandate of Mr. Bernard         Mgmt          For                            For
       Bellon as a Director

O.8    Appoint Mr. Michel Landel as a Director as a              Mgmt          For                            For
       substitute for Mr. Francois Perigot who has
       resigned

O.9    Approve the renewal of the Company KPMG SA S              Mgmt          For                            For
       mandate as Co-Statutory Auditor with tenure
       and appoint Mr. Bernard Perot as a substitute
       Co-Statutory Auditor

O.10   Approve the Directors fees                                Mgmt          For                            For

E.11   Authorize the Board of Directors to reduce capital        Mgmt          For                            For
       by cancellation, INE one or several times,
       of all or part of shares purchased by the Company,
       within the limit of 10% of capital, all powers
       to the Board of Directors

E.12   Authorize the Board of Directors to grant options         Mgmt          For                            For
       giving right to the subscription of new shares
       to be issued or options diving right to purchase
       existing shares of the Company in favour of
       employees and social representatives of the
       company and related Companies, within the limit
       of 10% setting the subscription and purchase
       price of options, waiving of shareholders to
       their preferential subscription right to shares
       issued, all powers to the Board of Directors

E.13   Approve the powers for formalities                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SOFINA SA, BRUXELLES                                                                        Agenda Number:  701905284
--------------------------------------------------------------------------------------------------------------------------
        Security:  B80925124
    Meeting Type:  MIX
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  BE0003717312
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

O.1.A  Receive the Directors and the Auditors reports            Non-Voting    No vote

O.1.B  Receive the consolidated financial statements             Non-Voting    No vote
       and statutory reports

O.1.C  Approve the financial statements of the Company           Mgmt          No Action
       closed on 31 DEC 2008, including the allocation
       of the result of the Company and the distribution
       of a net dividend of EUR 1.23 per share

O.2.A  Grant discharge to the Management Board for               Mgmt          No Action
       the exercise of their mandate during the FY
       2008

O.2.B  Grant discharge to the Supervisory Board for              Mgmt          No Action
       the exercise of his mandate during the FY 2008

3.     Elect Mr. Etienne Davignon as a Director                  Mgmt          No Action

4.     Grant authority to repurchase and reissuance              Mgmt          No Action
       of up to 20% of issued share capital

5.     Miscellaneous                                             Non-Voting    No vote

E.1    Approve the cancellation of repurchased shares            Mgmt          No Action
       without reduction in share capital

E.2.A  Amend the Article 6                                       Mgmt          No Action

E.2.B  Amend the Paragraphs 5.6 and 7 of Article 6,              Mgmt          No Action
       Paragraphs 2 and 4 of Article 13, which have
       become obsolete

E.2.C  Amend the Article 16 of the statute by eliminating        Mgmt          No Action
       the word annual

E.2.D  Amend Article 23 of the statute by adding the             Mgmt          No Action
       words or elsewhere after the words in le gal
       proceedings

E.2.E  Approve to change the date of the OGM to the              Mgmt          No Action
       3rd Thursday of the month of APR to move and
       therefore Article 26 of the statutes the words
       the 1st Thursday of MAY by the words the third
       Thursday of APR to be replaced

E.3    Approve the power of the implementation of the            Mgmt          No Action
       decisions taken

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SOFTBANK CORP.                                                                              Agenda Number:  701991110
--------------------------------------------------------------------------------------------------------------------------
        Security:  J75963108
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3436100006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SOJITZ CORPORATION                                                                          Agenda Number:  701982084
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7608R101
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3663900003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SOLVAY S A                                                                                  Agenda Number:  701909206
--------------------------------------------------------------------------------------------------------------------------
        Security:  B82095116
    Meeting Type:  MIX
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  BE0003470755
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 555245 DUE TO CHANGE IN MEETING TYPE AND
       RECEIPT OF ADDITIONAL RESOLUTIONS. ALL VOTES
       RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

o.1    Receive the Management Reports on the operations          Non-Voting    No vote
       of the 2008 FY - External Auditor's reports

o.2    Receive the report on Corporate Governance                Non-Voting    No vote

o.3    Consolidated accounts of the 2008 FY                      Non-Voting    No vote

o.4    Approve the annual accounts, the allocation               Mgmt          No Action
       of profits and the gross dividend distribution
       for fully-paid shares at EUR 2.9333, or EUR
       2.20 net of Belgian withholding tax; in view
       of the EUR 0.90 [net of Belgian withholding
       tax] interim dividend paid on 15 JAN 2009,
       the balance of the dividend to be distributed
       amounts to EUR 1.30 [net of Belgian withholding
       tax], payable as of 19 MAY 2009

o.5.1  Grant discharge to the Directors in office during         Mgmt          No Action
       the FY 2008 for operations falling within that
       period

o.5.2  Grant discharge to the External Auditor in office         Mgmt          No Action
       during the FY 2008 for operations falling within
       that period

o.6.a  Elect Mr. Baron Herve Coppens d'Eeckenbrugge              Mgmt          No Action
       as a Non-Independent Director to replace Mr.
       Baron Hubert de Wangen; his term of office
       will expire immediately after the AGM of May
       2013

o.6.b  Elect Mrs. Petra Mateos-Aparicio Morales as               Mgmt          No Action
       a Director to replace Dr. Uwe-Ernst Bufe; her
       term of office will expire immediately after
       the AGM 0f May 2013

o.6.c  Appoint Mrs. Petra Mateos-Aparicio Morales as             Mgmt          No Action
       Independent Director within the Board of Directors

o6d.1  Re-elect successively Mr. Alois Michielsen as             Mgmt          No Action
       a Director for a period of 4 years; his term
       of office will expire immediately after the
       AGM of May 2013

o6d.2  Re-elect successively Mr. Christian Jourquin              Mgmt          No Action
       as a Director for a period of 4 years; his
       term of office will expire immediately after
       the AGM of May 2013

o6d.3  Re-elect successively Mr. Bernard de Laguiche             Mgmt          No Action
       as a Director for a period of 4 years; his
       term of office will expire immediately after
       the AGM of May 2013

o6d.4  Re-elect successively Mr. Knight Guy de Selliers          Mgmt          No Action
       de Moranville as a Director for a period of
       4 years; his term of office will expire immediately
       after the AGM of May 2013

o6d.5  Re-elect successively Mr. Nicolas Boel as a               Mgmt          No Action
       Director for a period of 4 years; his term
       of office will expire immediately after the
       AGM of May 2013

o6d.6  Re-elect successively Mr. Karel Van Miert as              Mgmt          No Action
       a Director for a period of 4 years; his term
       of office will expire immediately after the
       AGM of May 2013

o6e.1  Approve Mr. Nicolas Boel as Independent Director          Mgmt          No Action
       within the Board of Directors

o6e.2  Approve Mr. Karel Van Miert as Independent Director       Mgmt          No Action
       within the Board of Directors

o.7    Any other business                                        Non-Voting    No vote

E.1    Special Report from the Board of Directors                Non-Voting    No vote

E.2.1  Amend Article 10 quater of the Articles of Association    Mgmt          No Action
       as specified

E.2.2  Amend Article 13 bis of the Articles of Association       Mgmt          No Action
       as specified

E.2.3  Amend Article 19 Section 3 of the Articles of             Mgmt          No Action
       Association as specified




--------------------------------------------------------------------------------------------------------------------------
 SOMPO JAPAN INSURANCE INC.                                                                  Agenda Number:  701985054
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7620T101
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3932400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SONAE SGPS SA, MAIA                                                                         Agenda Number:  701852522
--------------------------------------------------------------------------------------------------------------------------
        Security:  X8252W176
    Meeting Type:  OGM
    Meeting Date:  20-Apr-2009
          Ticker:
            ISIN:  PTSON0AM0001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Approve the Companys annual report, balance               Mgmt          No Action
       sheet and the individual and consolidated accounts
       for the YE 31 DEC 2008

2.     Approve to decide on the proposed appropriation           Mgmt          No Action
       of the FY net result

3.     Approve to assess the Management and Audit o              Mgmt          No Action
       f the Company

4.     Ratify the co-option exercised by the Board               Mgmt          No Action
       of Directors up to the shareholders general
       meeting

5.     Grant authority for the purchase and sale of              Mgmt          No Action
       own shares up to the legal limit of 10%

6.     Grant authority for the purchase and sale of              Mgmt          No Action
       bonds issue by the Company up to the legal
       limit of 10%

7.     Grant authority for the purchase and for the              Mgmt          No Action
       holding of shares of the Company by direct
       or indirect Subsidiary Companies

8.     Grant authority of granting own shares up to              Mgmt          No Action
       the limit of 1% of the Companys share capital
       to the Executive Directors and Senior Managers
       of the Company or of its Controlled Companies,
       according to the terms of the medium term Performance
       Bonus Plan

9.     Amend the Paragraph 1 of Article 21 and Paragraphs        Mgmt          No Action
       3, 4, 5 Subparagraph [c] of 6, 7 and 8 of Article
       23 of the Company's Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 SONY CORPORATION                                                                            Agenda Number:  701982200
--------------------------------------------------------------------------------------------------------------------------
        Security:  J76379106
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3435000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 SONY FINANCIAL HOLDINGS INC.                                                                Agenda Number:  701996160
--------------------------------------------------------------------------------------------------------------------------
        Security:  J76337104
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3435350008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Allow Board to
       Make Rules Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SSAB SWEDISH STEEL                                                                          Agenda Number:  701824206
--------------------------------------------------------------------------------------------------------------------------
        Security:  W8615U124
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  SE0000171100
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Elect Mr. Advokat Sven Unger as a Chairman of             Mgmt          For                            For
       the meeting

2.     Approve the voting register                               Mgmt          For                            For

3.     Approve the agenda proposed by the Board of               Mgmt          For                            For
       Director

4.     Elect 1 or 2 person to attest the minutes of              Mgmt          For                            For
       meeting

5.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

6.     Approve the presentation of the annual report             Mgmt          For                            For
       and the Auditors' report, as well as the consolidated
       financial statements and the Auditors' report
       for the Group, in connection therewith: a)
       an address by the Chairman of the Board including
       a report on the work of the Board; b) an address
       by the President; c) a report by the Auditor-in-charge
       regarding the audit work

7.a    Adopt the income statement and balance sheet              Mgmt          For                            For
       as well as the consolidated income statement
       and consolidated balance sheet

7.b    Approve the allocation of the Company's profits           Mgmt          For                            For
       in accordance with the adopted balance sheet

7.c    Approve the record date for dividends                     Mgmt          For                            For

7.d    Grant discharge from liability for the Directors          Mgmt          For                            For
       and the President

8.     Receive the report regarding the work of the              Mgmt          For                            For
       nomination Committee

9.     Approve the 9 Directors and no alternate Directors        Mgmt          For                            For

10.    Approve the Board fees be paid in amount of               Mgmt          For                            For
       SEK 1,200,000 to the Chairman of the Board
       and SEK 400,000 to each Director who is not
       employed in the Group, Compensation to the
       Directors in respect of Committee work shall
       be paid in the amount of SEK 75,000 each, with
       the exception of the position of Chairman of
       the Audit Committee, for which payment shall
       be made in the amount of SEK 100,000, fees
       shall be paid to the Auditor in accordance
       with approved invoices

11.    Re-elect Messrs. Carl Bennet, Anders G. Carlberg,         Mgmt          For                            For
       Olof Faxander, Sverker Martin-Lof, Marianne
       Nivert, Anders Nyren, Matti Sundberg and Lars
       Westerberg; and that John Tulloch be newly
       elected

12.    Re-elect Mr. Sverker Martin-Lof as the Chairman           Mgmt          For                            For
       of the Board

13.    Authorize the Chairman of the Board, to invite            Mgmt          For                            For
       not less than 3 and not more than 5 of the
       major shareholders in terms of votes to each
       appoint a Member who, together with the Chairman
       of the Board, shall constitute a nomination
       Committee, the determination as to which shareholders
       constitute the 3 to 5 major shareholders in
       terms of votes shall be based on ownership
       information from Euroclear Sweden AB's [formerly
       VPC AB] register as per the final day of trading
       in August [grouped by the owner] unless, not
       later than the 6 weekday in September, any
       other shareholder gives written notice to the
       Chairman of the Board and proves his status
       as one of the 3 to 5 major shareholders in
       terms of votes, if deemed appropriate as a
       consequence of any subsequent change in ownership
       structure, the Nomination Committee shall be
       entitled to invite additional shareholders
       to assume a place on the Nomination Committee;
       however, the total number of Members shall
       not exceed 6, the Member representing the largest
       shareholder shall be Chairman of the Committee,
       the composition of the Nomination Committee
       shall be published not later than 6 months
       prior to the next AGM, in the event a Member
       of the Nomination Committee leaves the Committee
       before its work is completed, the Chairman
       of the Board shall invite the same shareholder-or,
       if the latter is no longer one of the major
       shareholders, the shareholder who, in terms
       of size of shareholding, is next entitled-to
       appoint a replacement, Members of the Nomination
       Committee shall receive no fees, but any costs
       incurred in the course of the nomination work
       shall be borne by the Company, the term of
       office of the Nomination Committee shall extend
       until the composition of a new Nomination Committee
       is published

14.    Approve the guidelines for determination of               Mgmt          For                            For
       salaries and other compensation for the President
       and other Senior Executives as specified

15.    Amend the Article 1 of the By Laws as specified           Mgmt          For                            For

16.    Closure of the AGM                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SSAB SWEDISH STEEL                                                                          Agenda Number:  701824220
--------------------------------------------------------------------------------------------------------------------------
        Security:  W8615U108
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  SE0000120669
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Elect Mr. Advokat Sven Unger as a Chairman of             Mgmt          For                            For
       the meeting

2.     Approve the voting register                               Mgmt          For                            For

3.     Approve the agenda proposed by the Board of               Mgmt          For                            For
       Director

4.     Elect 1 or 2 person to attest the minutes of              Mgmt          For                            For
       meeting

5.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

6.     Approve the presentation of the annual report             Mgmt          For                            For
       and the Auditors' report, as well as the consolidated
       financial statements and the Auditors' report
       for the Group, in connection therewith: a)
       an address by the Chairman of the Board including
       a report on the work of the Board; b) an address
       by the President; c) a report by the Auditor-in-charge
       regarding the audit work

7.a    Adopt the income statement and balance sheet              Mgmt          For                            For
       as well as the consolidated income statement
       and consolidated balance sheet

7.b    Approve the allocation of the Company's profits           Mgmt          For                            For
       in accordance with the adopted balance sheet

7.c    Approve the record date for dividends                     Mgmt          For                            For

7.d    Grant discharge from liability for the Directors          Mgmt          For                            For
       and the President

8.     Receive the report regarding the work of the              Mgmt          For                            For
       nomination Committee

9.     Approve the 9 Directors and no alternate Directors        Mgmt          For                            For

10.    Approve the Board fees be paid in amount of               Non-Voting    No vote
       SEK 1,200,000 to the Chairman of the Board
       and SEK 400,000 to each Director who is not
       employed in the Group, Compensation to the
       Directors in respect of Committee work shall
       be paid in the amount of SEK 75,000 each, with
       the exception of the position of Chairman of
       the Audit Committee, for which payment shall
       be made in the amount of SEK 100,000, fees
       shall be paid to the Auditor in accordance
       with approved invoices

11.    Re-elect Messrs. Carl Bennet, Anders G. Carlberg,         Mgmt          For                            For
       Olof Faxander, Sverker Martin-Lof, Marianne
       Nivert, Anders Nyren, Matti Sundberg and Lars
       Westerberg; and that John Tulloch be newly
       elected

12.    Re-elect Mr. Sverker Martin-Lof as the Chairman           Mgmt          For                            For
       of the Board

13.    Authorize the Chairman of the Board, to invite            Mgmt          For                            For
       not less than 3 and not more than 5 of the
       major shareholders in terms of votes to each
       appoint a Member who, together with the Chairman
       of the Board, shall constitute a nomination
       Committee, the determination as to which shareholders
       constitute the 3 to 5 major shareholders in
       terms of votes shall be based on ownership
       information from Euroclear Sweden AB's [formerly
       VPC AB] register as per the final day of trading
       in August [grouped by the owner] unless, not
       later than the 6 weekday in September, any
       other shareholder gives written notice to the
       Chairman of the Board and proves his status
       as one of the 3 to 5 major shareholders in
       terms of votes, if deemed appropriate as a
       consequence of any subsequent change in ownership
       structure, the Nomination Committee shall be
       entitled to invite additional shareholders
       to assume a place on the Nomination Committee;
       however, the total number of Members shall
       not exceed 6, the Member representing the largest
       shareholder shall be Chairman of the Committee,
       the composition of the Nomination Committee
       shall be published not later than 6 months
       prior to the next AGM, in the event a Member
       of the Nomination Committee leaves the Committee
       before its work is completed, the Chairman
       of the Board shall invite the same shareholder-or,
       if the latter is no longer one of the major
       shareholders, the shareholder who, in terms
       of size of shareholding, is next entitled-to
       appoint a replacement, Members of the Nomination
       Committee shall receive no fees, but any costs
       incurred in the course of the nomination work
       shall be borne by the Company, the term of
       office of the Nomination Committee shall extend
       until the composition of a new Nomination Committee
       is published

14.    Approve the guidelines for determination of               Mgmt          For                            For
       salaries and other compensation for the President
       and other Senior Executives as specified

15.    Amend the Article 1 of the By Laws as specified           Mgmt          For                            For

16.    Closure of the AGM                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ST.GEORGE BANK LTD, KOGARAH                                                                 Agenda Number:  701721854
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8757F106
    Meeting Type:  SGM
    Meeting Date:  13-Nov-2008
          Ticker:
            ISIN:  AU000000SGB0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A SCH MEETING. THANK             Non-Voting    No vote
       YOU.

1.     Approve the Share Scheme                                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ST.GEORGE BANK LTD, KOGARAH                                                                 Agenda Number:  701757467
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8757F106
    Meeting Type:  CRT
    Meeting Date:  13-Nov-2008
          Ticker:
            ISIN:  AU000000SGB0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A SAINTS SCHEME MEETING.         Non-Voting    No vote
       THANK YOU.

1.     Approve, pursuant to and in accordance with               Mgmt          For                            For
       section 411 of the Corporations Act 2001 [Cth],
       the scheme of arrangement proposed between
       St. George Bank Limited and the holders of
       its non-cumulative, redeemable and convertible
       preference shares known as Saints, as specified
       and authorize the Board of Directors of St.
       George Bank Limited to agree to such alterations
       or conditions as are thought fit by the court
       and subject to approval of the scheme of arrangement
       by the court, to implement the scheme of arrangement
       with any such alterations or conditions




--------------------------------------------------------------------------------------------------------------------------
 ST.GEORGE BANK LTD, KOGARAH                                                                 Agenda Number:  701722248
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8757F106
    Meeting Type:  EGM
    Meeting Date:  13-Nov-2008
          Ticker:
            ISIN:  AU000000SGB0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the amendment to the Company's Constitution       Mgmt          For                            For
       regarding removal of the 10% limit on shareholding




--------------------------------------------------------------------------------------------------------------------------
 ST.GEORGE BANK LTD, KOGARAH                                                                 Agenda Number:  701758344
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8757F106
    Meeting Type:  SCH
    Meeting Date:  13-Nov-2008
          Ticker:
            ISIN:  AU000000SGB0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OPTIONS SCHEME MEETING.       Non-Voting    No vote
       THANK YOU

1.     Approve the Option scheme                                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 STANDARD CHARTERED PLC, LONDON                                                              Agenda Number:  701867547
--------------------------------------------------------------------------------------------------------------------------
        Security:  G84228157
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  GB0004082847
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts                           Mgmt          For                            For

2.     Declare a final dividend of 42.32 US Cents per            Mgmt          For                            For
       ordinary share

3.     Approve the Directors' remuneration report                Mgmt          For                            For

4.     Re-elect Mr. Jamie F. T. Dundas as a Non-Executive        Mgmt          For                            For
       Director

5.     Re-elect Mr. Rudolph H. P. Markham as a Non-Executive     Mgmt          For                            For
       Director

6.     Re-elect Ms. Ruth Markland as a Non-Executive             Mgmt          For                            For
       Director

7.     Re-elect Mr. Richard H. Meddings as an Executive          Mgmt          For                            For
       Director

8.     Re-elect Mr. John W. Peace as a Non-Executive             Mgmt          For                            For
       Director

9.     Elect Mr. Steve Bertamini  who was appointed              Mgmt          For                            For
       as an Executive Director

10.    Elect Mr. John G. H. Paynter who was appointed            Mgmt          For                            For
       as an Non-Executive Director

11.    Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company

12.    Approve to set the Auditors' fees                         Mgmt          For                            For

13.    Authorize the Company and its Subsidiaries to             Mgmt          For                            For
       make EU Political Donations to Political Parties
       or Independent Election Candidates, to Political
       Organizations Other than Political Parties
       and Incur EU Political Expenditure up to GBP
       100,000

14.    Approve to increase the authorized share capital          Mgmt          For                            For

15.    Authorize the Board to issue equity with Rights           Mgmt          For                            For
       up to GBP 316,162,105.50 [Relevant Authorities
       and Share Dividend Scheme] and additional amount
       of GBP 632,324,211 [Rights Issue] after deducting
       any securities issued under the relevant authorities
       and Share Dividend Scheme

16.    Approve to extend the Directors' authority to             Mgmt          For                            For
       issue equity with pre-emptive rights up to
       aggregate nominal amount of USD 189,697,263
       pursuant to Paragraph A of Resolution 15 to
       include the shares repurchased by the Company
       under authority granted by Resolution 18

S.17   Grant authority for the issue of equity or equity-linked  Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of USD 47,424,315.50

s.18   Grant authority to buyback 189,697,263 ordinary           Mgmt          For                            For
       shares for market purchase

s.19   Grant authority to buyback for market purchase            Mgmt          For                            For
       of 477,500 Preference Shares of 5.00 US Cents
       and 195,285,000 Preference Shares of GBP 1.00

s.20   Adopt the new Articles of Association                     Mgmt          For                            For

s.21   Approve to call a general meeting other than              Mgmt          Against                        Against
       AGM on not less than 14 clear days' notice

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF AND AMOUNTS. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 STANDARD LIFE PLC                                                                           Agenda Number:  701906363
--------------------------------------------------------------------------------------------------------------------------
        Security:  G84278103
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  GB00B16KPT44
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the annual report and the             Mgmt          For                            For
       accounts for 2008

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final dividend for 2008                         Mgmt          For                            For

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors

5.     Authorize the Directors to set the Auditors'              Mgmt          For                            For
       fees

6.a    Re-elect Mr. Crawford Gillies as a Director               Mgmt          For                            For

6.B    Re-elect Mr. Gerry Grimstone as a Director                Mgmt          For                            For

7.     Authorize the Directors to issue further shares           Mgmt          For                            For

8.     Approve to disapply share pre-emption rights              Mgmt          For                            For

9.     Authorize the Company to buy back shares                  Mgmt          For                            For

10.    Approve to provide limited authority to make              Mgmt          For                            For
       political donations and to incur political
       expenditure

11.    Approve to allow the Company to call general              Mgmt          Against                        Against
       meeting on 14 days' notice

12.    Approve the offer of a Scrip Dividend Scheme              Mgmt          For                            For

13.    Approve to make changes to the Company's Articles         Mgmt          For                            For
       of Association in connection with the proposed
       Scrip Dividend Scheme




--------------------------------------------------------------------------------------------------------------------------
 STATOILHYDRO ASA                                                                            Agenda Number:  701858269
--------------------------------------------------------------------------------------------------------------------------
        Security:  R8412T102
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  NO0010096985
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM by the Chair of the Corporate          Mgmt          For                            For
       Assembly

2.     Elect Mr. Olaug Svarva as the chair of the Corporate      Mgmt          For                            For
       Assembly

3.     Approve the notice and the agenda                         Mgmt          For                            For

4.     Approve the registration of attending shareholders        Mgmt          For                            For
       and proxies

5.     Elect 2 persons to co-sign the minutes together           Mgmt          For                            For
       with the Chair of the Meeting

6.     Approve the annual report and accounts for StatoilHydro   Mgmt          For                            For
       ASA and the StatoilHydro group for 2008, and
       the distribution of the dividend of NOK 7.25
       per share for 2008 of which the ordinary dividend
       is NOK 4.40 per share and the special dividend
       is NOK 2.85 per share, the dividend accrues
       to the shareholders as of 19 MAY 2009, expected
       payment of dividends is 03 JUN 2009

7.     Approve to determine the remuneration for the             Mgmt          For                            For
       Company's Auditor

8.     Elect 1 deputy Member to the Corporate Assembly           Mgmt          Abstain                        Against

9.     Approve, in accordance with Section 6-16a of              Mgmt          For                            For
       the Public Limited Companies Act, the Board
       of Directors will prepare an independent statement
       regarding the settlement of salary and other
       remuneration for Executive Management, the
       content of the statement is included in note
       3 to StatoilHydro's annual report and accounts
       for 2008, which have been prepared in accordance
       with accounting principles generally accepted
       in Norway [NGAAP]

10.    Authorize the Board of Directors on behalf of             Mgmt          For                            For
       the Company to acquire StatoilHydro shares
       in the market, the authorization may be used
       to acquire own shares at a total nominal value
       of up to NOK 15,000,000, shares acquired pursuant
       to this authorization may only be used for
       sale and transfer to employees of the StatoilHydro
       group as part of the group's share saving plan,
       as approved by the Board of Directors, the
       minimum and maximum amount that may be paid
       per share will be NOK 50 and 500 respectively,
       the authorisation is valid until the next AGM,
       but not beyond 30 JUN 2010, this authorisation
       replaces the previous authorisation to acquire
       own shares for implementation of the share
       saving plan for employees granted by the AGM
       on 20 MAY 2008

11.    Amend the Section 1 of the Articles of Association        Mgmt          For                            For
       as specified; authorize the Board to decide
       the date for implementation of the amended
       Articles of Association, but the date must
       be not late than 01 JAN 2010

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       StatoilHydro shall withdraw from tar sands
       activities in Canada

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN BLOCKING INDICATOR. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 STE DES AUTOROUTES PARIS-RHIN-RHONE ANC.AUTOROUTES PARIS-LYON, PARIS                        Agenda Number:  701965115
--------------------------------------------------------------------------------------------------------------------------
        Security:  F87829101
    Meeting Type:  MIX
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  FR0006807004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE on 31 DEC 2008

O.2    Approve the consolidated accounts                         Mgmt          For                            For

O.3    Approve the distribution of profits                       Mgmt          For                            For

O.4    Approve the regulated agreements referred to              Mgmt          Abstain                        Against
       in Article L.225-38 of the Commercial Code

O.5    Appoint Mr. Francois Masse as a Board Member              Mgmt          For                            For

O.6    Appoint Mr. Andrew Hunter as a Board Member               Mgmt          For                            For

E.7    Amend Article 15.1 of the Statutes                        Mgmt          Abstain                        Against

E.8    Amend Article 16.1 of the Statutes                        Mgmt          Abstain                        Against

O.9    Powers                                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 STE FONCIERE FINANCIERE ET DE PARTICIPATIONS SA FFP, PARIS                                  Agenda Number:  701952017
--------------------------------------------------------------------------------------------------------------------------
        Security:  F38378109
    Meeting Type:  MIX
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  FR0000064784
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       2008 FY

O.2    Approve the consolidated accounts for the 2008            Mgmt          For                            For
       FY

O.3    Approve the distribution of profits for the               Mgmt          For                            For
       2008 FY

O.4    Approve the regulated agreements                          Mgmt          For                            For

O.5    Approve the renewal of Mr. Jean-Philippe Peugeot's        Mgmt          Against                        Against
       mandate as a Board Member

O.6    Approve the renewal of Mr. Thierry Peugeot's              Mgmt          Against                        Against
       mandate as a Board Member

O.7    Authorize the Board of Directors, for the Company         Mgmt          Against                        Against
       to buy its own shares

E.8    Grant authority for the cancellation of shares            Mgmt          For                            For

E.9    Authorize the Board of Directors to issue common          Mgmt          For                            For
       shares and/or other warrants giving access
       to the Company's capital or the awarding of
       a debt security, with maintenance of preferential
       subscription rights

E.10   Authorize the Board of Directors to issue common          Mgmt          Against                        Against
       shares and/or warrants giving access to the
       Company's capital or the awarding of a debt
       security, with cancellation of preferential
       subscription rights

E.11   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued in case
       of capital increase with or without preferential
       subscription rights in the context of over
       budget options

E.12   Authorize the Board of Directors, in case of              Mgmt          For                            For
       issue of shares or warrants giving access to
       capital with cancellation of preferential subscription
       rights of shareholders, to fix the issue price
       in accordance with procedures established by
       the general assembly within the limit of 10%
       of the Company's capital

E.13   Authorize the Board of Directors to issue the             Mgmt          Against                        Against
       Company's shares of contributions in kind of
       equity securities or warrants giving access
       to capital

E.14   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       issue common shares and/or warrants giving
       access to a Company's capital quota, with the
       exception of the first security being a share,
       to allocate debt securities to remunerate for
       any exchange offer initiated by the Company

E.15   Authorize the Board of Directors to issue common          Mgmt          Against                        Against
       shares and/or warrants giving access to capital
       or the allocation of debt securities with cancellation
       of preferential subscription rights for the
       benefit of categories of persons

E.16   Approve the attendance allowances                         Mgmt          For                            For

E.17   Authorize the Board of Directors to allow a               Mgmt          For                            For
       capital increase reserved for employees

E.18   Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 STMICROELECTRONICS NV                                                                       Agenda Number:  701952346
--------------------------------------------------------------------------------------------------------------------------
        Security:  N83574108
    Meeting Type:  AGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  NL0000226223
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 563298 DUE TO SPLITTING OF RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING. THANK YOU.

1.     Open Meeting                                              Non-Voting    No vote

2.     Receive the report of the Management Board                Non-Voting    No vote

3.     Receive the report of the Supervisory Board               Non-Voting    No vote

4.A    Adopt the statutory annual accounts for the               Mgmt          For                            For
       2008 FY

4.B    Adopt the dividend of USD 0.12 per common share           Mgmt          For                            For
       for the 2008 FY

4.C    Grant discharge to the sole Member of our Management      Mgmt          For                            For
       Board for his Management during the 2008 FY

4.D    Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board for their Supervision during the 2008
       FY

5.A    Re-appoint Mr. Douglas John Dunn as a Member              Mgmt          For                            For
       of the Supervisory Board for a 3 year tem effective
       as of the 2009 AGM to expire at the end of
       the 2012 AGM

5.B    Re-appoint Mr. Didier Lamouche as a Member of             Mgmt          For                            For
       the Supervisory Board for a 3 year term effective
       as of the 2009 AGM to expire at the end of
       the 2012 AGM

6.     Approve the stock-based portion of the compensation       Mgmt          For                            For
       of the President and Chief Executive Officer

7.     Approve the maximum number of restricted share            Mgmt          For                            For
       awards under per year under the existing Employee
       Unvested Share Award Plan

8.     Amend the Articles of Association                         Mgmt          For                            For

9.     Approve to distribute the information to the              Mgmt          For                            For
       shareholders by way of electronic means of
       communication

10.    Allow questions                                           Non-Voting    No vote

11.    Close meeting                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 STOCKLAND, SYDNEY NSW                                                                       Agenda Number:  701709517
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8773B105
    Meeting Type:  AGM
    Meeting Date:  21-Oct-2008
          Ticker:
            ISIN:  AU000000SGP0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report, including            Non-Voting    No vote
       the Directors' report and the financial statements
       for the YE 30 JUN 2008, together with the Independent
       Auditor's report

       PLEASE NOTE THAT THE RESOLUTIONS 2 AND 3 ARE              Non-Voting    No vote
       THE RESOLUTIONS OF THE COMPANY. THANK YOU

2.     Re-elect Mr. Peter Scott as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Constitution

3.     Approve the Company's remuneration report for             Mgmt          For                            For
       the FYE 30 JUN 2008

       PLEASE NOTE THAT THE RESOLUTIONS 4 AND 5 ARE              Non-Voting    No vote
       THE RESOLUTIONS OF THE COMPANY AND THE TRUST.
       THANK YOU

4.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of ASX Limited for:
       a] the participation in the Stockland Performance
       Rights Plan by Mr. M. Quinn, Managing Director
       as to 723,000 performance rights; and b] the
       acquisition accordingly by Mr. M. Quinn of
       those performance rights and, in consequence
       of vesting of those performance rights, of
       Stockland Stapled Securities, in accordance
       with the Stockland Performance Rights Plan
       Rules as amended from time to time and on the
       basis as specified

5.     Approve for, all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of ASX Limited for:
       a] the participation in the Stockland Performance
       Rights Plan by Mr. H. Thorburn, the Finance
       Director as to 296,000 performance rights;
       and b] the acquisition accordingly by Mr. H.
       Thorburn of those performance rights and, in
       consequence of vesting of those performance
       rights, of Stockland Stapled Securities, in
       accordance with the Stockland Performance Rights
       Plan Rules as amended from time to time and
       on the basis as specified




--------------------------------------------------------------------------------------------------------------------------
 STORA ENSO CORP                                                                             Agenda Number:  701839839
--------------------------------------------------------------------------------------------------------------------------
        Security:  X21349117
    Meeting Type:  OGM
    Meeting Date:  01-Apr-2009
          Ticker:
            ISIN:  FI0009005961
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM.                          Non-Voting    No vote

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Call the meeting to order                                 Non-Voting    No vote

3.     Election of persons to confirm the minutes and            Non-Voting    No vote
       to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Presentation of the annual accounts, the report           Non-Voting    No vote
       of the Board of Directors and the auditor's
       report for the year 2008 - CEO's report

7.     Adopt the annual accounts                                 Mgmt          For                            For

8.     Approve that EUR 0.20 per share, a maximum aggregate      Mgmt          For                            For
       of EUR 157,907,699.80, be distributed to the
       shareholders from the share premium fund of
       the Parent Company; the distribution shall
       be paid after the Finnish National Board of
       Patents and Registration has given its consent
       to the decrease of the share premium fund which
       is expected to take place in July 2009 at the
       earliest

9.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Chief Executive Officer
       from liability

10.    Approve the annual remuneration for the Members           Mgmt          For                            For
       of the Board of Directors and Board Committees
       as specified

11.    Approve the number of Members of the Board of             Mgmt          For                            For
       Directors at 9 Members

12.    Re-elect Messrs. Gunnar Brock, Claes Dahlback,            Mgmt          For                            For
       Dominique Heriard Dubreuil, Birgitta Kantola,
       Ilkka Niemi, Juha Rantanen, Matti Vuoria and
       Marcus Wallenberg as the Members of the Board
       of Directors until the end of the following
       AGM and elect Mr. Hans Straberg as a Member
       of the Board of Directors for the same term
       of office

13.    Approve that the remuneration of the Auditor              Mgmt          For                            For
       be paid according to invoice

14.    Re-elect Deloitte & Touche OY as the Auditor              Mgmt          For                            For
       of the Company until the end of the following
       AGM

15.    Appoint the Nomination Committee                          Mgmt          For                            For

16.    Approve to decrease of the share premium fund             Mgmt          For                            For
       and the reserve fund of the Parent Company
       as shown in the balance sheet of the parent
       Company as per 31 DEC 2008 will be decreased
       by an amount of EUR 1,688,145,310.08, and the
       reserve fund as shown in the balance sheet
       of the Parent Company as per 31 DEC 2008 by
       an amount of EUR 353,946,990.12; the decreased
       amounts shall be transferred to the invested
       non-restricted equity fund; the decrease is
       proposed to be in addition to the decrease
       proposed under Resolution 8 above; the decrease
       of the share premium fund and the reserve fund
       become effective after the Finnish National
       Board of Patents and Registration has given
       its consent to the decrease

17.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       approve that Stora Enso OYJ shall no longer
       procure from the Finnish State Enterprise Metsahallitus,
       any wood from forest areas in forest Lapland
       that nature conservation organizations have
       designated as rare contiguous wilderness areas
       formed by old-growth forests, bogs and fells

18.    Decision making order                                     Non-Voting    No vote

19.    Closing of the AGM                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 STOREBRAND ASA                                                                              Agenda Number:  701879237
--------------------------------------------------------------------------------------------------------------------------
        Security:  R85746106
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  NO0003053605
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM                                        Mgmt          For                            For

2.     Presentation of the register showing the shareholders     Mgmt          For                            For
       present and proxies

3.     Approve the AGM notice and the agenda                     Mgmt          For                            For

4.     Elect 2 persons to sign the minutes together              Mgmt          For                            For
       with the Chairman of the meeting

5.     Receive the Management report                             Mgmt          For                            For

6.     Receive the 2008 annual report and accounts               Mgmt          For                            For
       and approve the annual report and accounts
       for the Company and the Group; and that no
       dividend be paid for 2008

7.     Ratify the Board's statement on the salary and            Mgmt          For                            For
       other remuneration of Senior Executives

8.     Approve to allow the Company to acquire shares            Mgmt          For                            For
       in Storebrand ASA of total nominal value NOK
       224,954,945, subject to the total holding of
       shares not exceeding 10% of the Company's share
       capital at any time; the lowest and highest
       price per share that will be permitted will
       be NOK 5 and NOK 100 respectively; the Board
       of Directors of Storebrand ASA will be free
       to buy and sell shares in such manner as it
       considers appropriate, while adhering to the
       general principles of equal treatment for all
       shareholders; if the Company's sells own shares,
       the mandate shall apply to the purchase of
       new shares to replace the shares sold subject
       to the total holding of own shares not exceeding
       10% of the total share capital; [Authority
       shall be valid until the date of the next AGM]

9.     PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:        Shr           For                            Against
       amend Section 2-8, subsection 2, Number 9,
       Section 2-8, Section 2-10, Subsection 1 and
       2-10, subsection 2

10.    Approve the guidelines for the Election Committee         Mgmt          For                            For
       of Storebrand ASA

11.1   Re-elect Mr. John H. Andresen Jr. as a Member             Mgmt          For                            For
       of the Board of Representatives

11.2   Re-elect Mr. Vibeke Hammer Madsen as a Member             Mgmt          For                            For
       of the Board of Representatives

11.3   Re-elect Mr. Merete Egelund Valderhaug as a               Mgmt          For                            For
       Member of the Board of Representatives

11.4   Re-elect Ms. Karen Helene Ullveit-Moe as a Member         Mgmt          For                            For
       of the Board of Representatives

11.5   Re-elect Mr. Roar Engeland as a Member of the             Mgmt          For                            For
       Board of Representatives

11.6   Elect Mr. Henrik O Madsen from Deputy Member              Mgmt          For                            For
       to a Full Member of the Board of Representatives

11.7   Elect Ms. Marianne Lie as a Member of the Board           Mgmt          For                            For
       of Representatives

11.8   ELecte Mr. Kristian Wibe as a Member of the               Mgmt          For                            For
       Board of Representatives

11.9   Re-elect Mr. Lars Tronsgaard as a Deputy Member           Mgmt          For                            For
       of the Board of Representatives

11.10  Re-elect Mr. Elin Korvald as a Deputy Member              Mgmt          For                            For
       of the Board of Representatives

11.11  Elect Mr. Marius Steen from a Member to a Deputy          Mgmt          For                            For
       Member of the Board of Representatives

11.12  Elect Mr. Tuss Benum as a Deputy Member of the            Mgmt          For                            For
       Board of Representatives

12.1   Re-elect Mr. Johan H Andersen Jr as a Member              Mgmt          For                            For
       of the Election Committee

12.2   Re-elect Mr. Dag J. Opedal as a Member of the             Mgmt          For                            For
       Election Committee

12.3   Re-elect Mr. Olaug Svarva as a Member of the              Mgmt          For                            For
       Election Committee

12.4   Elect Mr. Helge Leiro Baastad as a Member of              Mgmt          For                            For
       the Election Committee

13.1   Re-elect Mr. Herald Moen as a Member of the               Mgmt          For                            For
       Control Committee

13.2   Re-elect Mr. Ole Klette as a Member of the Control        Mgmt          For                            For
       Committee

14.    Approve that the remuneration paid to the Members         Mgmt          For                            For
       of the Board of Representatives, the Election
       Committee and the Control Committee should
       remain unchanged

15.    Approve the Auditor's remuneration, including             Mgmt          For                            For
       a statement by the Board of the breakdown between
       the audit fee and fees for other services

16.    Closing of the Meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 STRABAG SE, VILLACH                                                                         Agenda Number:  701979897
--------------------------------------------------------------------------------------------------------------------------
        Security:  A8363A118
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  AT000000STR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual reports and the Group report           Non-Voting    No vote
       and the reporting of the Management Board and
       the Supervisory Board for the FY 2008

2.     Approve to allocate the net income for the FY             Mgmt          No Action
       2008

3.     Approve the formal actions of the Management              Mgmt          No Action
       Board for the FY 2008

4.     Approve the formal actions of the Supervisory             Mgmt          No Action
       Board for the FY 2008

5.     Elect the Auditors for the FY 2009                        Mgmt          No Action

6.A    Authorize the Management Board to issue no-par            Mgmt          No Action
       shares within the next 30 months due Paragraph
       65

6.B    Authorize the Management Board to determine               Mgmt          No Action
       a form of amortization for the next 5 years

6.C    Authorize the Management Board to reduce the              Mgmt          No Action
       initial capital up to EUR 11,400,000 due Paragraph
       65 and authorize the Supervisory Board to amend
       the Company Charter

7.A    Authorize the Management Board to increase the            Mgmt          No Action
       initial capital up to EUR 57,000,000; authorize
       the Supervisory Board to determine the amendments
       of the Company Charter

7.B    Amend the Company Charter due to Paragraph 4              Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 STX PAN OCEAN CO LTD, SEOUL                                                                 Agenda Number:  701924816
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y81718101
    Meeting Type:  EGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  KR7028670008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION FOR KOREAN MEETING. THANK YOU.

1.     Approve the delegation on issuance authority              Mgmt          For                            For
       of stocks and any stock related Securities




--------------------------------------------------------------------------------------------------------------------------
 SUEDZUCKER AG, MANNHEIM                                                                     Agenda Number:  701614009
--------------------------------------------------------------------------------------------------------------------------
        Security:  D82781101
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2008
          Ticker:
            ISIN:  DE0007297004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 08 JUL 2008 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007/2008 FY with the
       report of the Supervisory Board, the Group
       financial statements and annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 75,747,118.06 as follows: payment
       of a dividend of EUR 0.40 per share EUR 5,674.86
       shall be carried forward ex-dividend and payable
       date: 30 JUL 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008/2009             Mgmt          For                            For
       FY: PricewaterhouseCoopers Ag, Frankfurt

6.     Authorization to issue profit sharing certificates        Mgmt          For                            For
       or bonds, the creation of contingent capital
       II, and the corresponding amendments to the
       Article of Association the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue profit sharing
       certificates or bonds of up to EUR 400,000,000,
       conferring a conversion or option right for
       new shares of the Company, on or before 28
       JUL 2013, shareholders shall be granted subscription
       rights, except for residual amounts, and insofar
       as the profit sharing certificates or bonds
       are issued at a price not materially below
       their theoretical market value, as well as
       for the granting of subscription rights to
       holders of previously granted option or conversion
       rights. the share capital shall be increased
       by up to EUR 15,000,000 through the issue of
       up to 15,000,000 new bearer shares, insofar
       as conversion or option rights are exercised

7.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 10% from the market price,
       on or before 23 JAN 2010, the Board of Managing
       Directors shall be authorized to dispose of
       the shares in a manner other than the stock
       exchange or a rights offering if the shares
       a resold at a price not materially below their
       market price, to use the shares for acquisition
       purposes or for the fulfilment conversion or
       option rights, and to retire the shares




--------------------------------------------------------------------------------------------------------------------------
 SUEZ ENVIRONNEMENT COMPANY, PARIS                                                           Agenda Number:  701912722
--------------------------------------------------------------------------------------------------------------------------
        Security:  F4984P118
    Meeting Type:  MIX
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  FR0010613471
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE on 31 DEC 2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       on 31 DEC 2008

O.3    Approve the distribution of profits for the               Mgmt          For                            For
       FYE on 31 DEC 2008

O.4    Approve an agreement concluded with GDF-Suez              Mgmt          For                            For
       and presented in the special report of the
       Statutory Auditors

O.5    Approve the addendum of the shareholders' agreement       Mgmt          For                            For
       on 05 JUN 2008 presented in the special report
       of the Statutory Auditors, referred to in Article
       L.225-38 of the Commercial Code

O.6    Approve the retirement liabilities, social security       Mgmt          For                            For
       and coverage for the benefit of a Corporate
       Manager and presented in the special report
       of the Statutory Auditors, referred to in Articles
       L.225-38 of the Commercial Code

O.7    Approve the agreement made for the benefit of             Mgmt          For                            For
       a Corporate Manager, referred to in Article
       L.225-38 and L.225-42-1 of the Commercial Code

O.8    Authorize the Board of Directors to operate               Mgmt          For                            For
       on the Company's shares

E.9    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital through cancellation of shares

E.10   Authorize the Board of Directors in order to              Mgmt          For                            For
       grant options to subscribe or purchase shares

E.11   Authorize the Board of Directors to allocate              Mgmt          For                            For
       free shares

E.12   Authorize the Board of Directors to carry out             Mgmt          For                            For
       the capital increase by issuing shares reserved
       for employees of a Company Saving Plan, with
       cancellation of preferential subscription rights
       in favor of them

E.13   Authorize the Board of Directors to carry out             Mgmt          For                            For
       the share capital increase, the cancellation
       of preferential subscription rights, for all
       entities with the sole object of subscribe,
       hold and dispose the Company's shares or other
       financial instruments for the implementation
       of 1 of multiple forms of Employees Share Ownership
       plan of International Suez Environment Company
       and its subsidiaries

E.14   Authorize the Board of Directors to use the               Mgmt          Against                        Against
       Company's shares, permissions and financial
       delegations approved by the General Assembly
       on 15 JUL 2008 and 26 MAY 2009, during a public
       offer

E.15   Authorize the Board of Directors under the 6th            Mgmt          For                            For
       resolution of the Extraordinary and Ordinary
       General Assembly of 15 JUL 2008, to reflect
       the order of 22 JAN 2009

E.16   Grant full powers to the bearer of an original            Mgmt          For                            For
       or extract of this report in order to accomplish
       all legal formalities




--------------------------------------------------------------------------------------------------------------------------
 SUEZ, PARIS                                                                                 Agenda Number:  701640561
--------------------------------------------------------------------------------------------------------------------------
        Security:  F90131115
    Meeting Type:  MIX
    Meeting Date:  16-Jul-2008
          Ticker:
            ISIN:  FR0000120529
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

E.1    Approve the Merger by absorption of rivolam               Mgmt          For                            For

E.2    Approve the spin-off of Suez environment                  Mgmt          For                            For

O.3    Approve the distribution of 65% of Suez environment       Mgmt          For                            For
       to Suez's shareholders

O.4    Approve the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

E.5    Approve the Merger by absorption of Suez by               Mgmt          For                            For
       GDF

O.6    Grant authority for the filing of the required            Mgmt          For                            For
       documents/other formalities




--------------------------------------------------------------------------------------------------------------------------
 SUMCO CORPORATION                                                                           Agenda Number:  701894619
--------------------------------------------------------------------------------------------------------------------------
        Security:  J76896109
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  JP3322930003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.5    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Retirement Allowance for Retiring Corporate       Mgmt          For                            For
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 SUMIKIN BUSSAN CORPORATION                                                                  Agenda Number:  702000326
--------------------------------------------------------------------------------------------------------------------------
        Security:  J76928100
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3400100008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO CHEMICAL COMPANY,LIMITED                                                           Agenda Number:  701982464
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77153120
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3401400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO CORPORATION (SUMITOMO SHOJI KAISHA,LTD.)                                           Agenda Number:  701974695
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77282119
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3404600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to : Approve Minor Revisions               Mgmt          For                            For
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6.     Approve Issuance of New Share Acquisition Rights          Mgmt          For                            For
       in the Form of Stock Options to the Company's
       Directors

7.     Approve Issuance of New Share Acquisition Rights          Mgmt          For                            For
       in the Form of Stock Options Scheme for a Stock-Linked
       Compensation Plan to the Company's Directors




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO ELECTRIC INDUSTRIES,LTD.                                                           Agenda Number:  701984848
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77411114
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3407400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.     Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO FORESTRY CO.,LTD.                                                                  Agenda Number:  701983149
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77454122
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3409800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Change Business
       Lines




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO HEAVY INDUSTRIES,LTD.                                                              Agenda Number:  701987907
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77497113
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3405400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to (1): Approve Minor Revisions            Mgmt          For                            For
       Related to Dematerialization of Shares and
       the Other Updated Laws and Regulations

2.     Amend Articles to (2): Increase Authorized Capital        Mgmt          For                            For
       to 1,800,000,000 shs.

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO METAL INDUSTRIES,LTD.                                                              Agenda Number:  701972312
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77669133
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3402200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve the Continuation of the Policy toward             Mgmt          Against                        Against
       Large-scale Purchases of the Company Shares




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO METAL MINING CO.,LTD.                                                              Agenda Number:  701984824
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77712123
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3402600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO MITSUI FINANCIAL GROUP,INC.                                                        Agenda Number:  701996312
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7771X109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3890350006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to:  Allow Use of Electronic               Mgmt          For                            For
       Systems for Public Notifications, Approve Minor
       Revisions Related to Dematerialization of Shares
       and the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Directors and Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO REALTY & DEVELOPMENT CO.,LTD.                                                      Agenda Number:  701988529
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77841112
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3409000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO RUBBER INDUSTRIES,LTD.                                                             Agenda Number:  701846997
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77884112
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3404200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to the Updated Laws and    Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PROPERTIES LTD                                                                 Agenda Number:  701731451
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y82594121
    Meeting Type:  AGM
    Meeting Date:  04-Dec-2008
          Ticker:
            ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Declare the final dividend                                Mgmt          For                            For

3.I.A  Re-elect Madam Kwong Siu-Hing as a Director               Mgmt          For                            For

3.I.B  Re-elect Dr. Cheung Kin-Tung, Marvin as a Director        Mgmt          Against                        Against

3.I.C  Re-elect Dr. Lee Shau-Kee as a Director                   Mgmt          For                            For

3.I.D  Re-elect Mr. Kwok Ping-Sheung, Walter as a Director       Mgmt          Against                        Against

3.I.E  Re-elect Mr. Kwok Ping-Luen, Raymond as a Director        Mgmt          For                            For

3.I.F  Re-elect Mr. Chan Kai-Ming as a Director                  Mgmt          For                            For

3.I.G  Re-elect Mr. Wong Yick-Kam, Michael as a Director         Mgmt          For                            For

3.I.H  Re-elect Mr. Wong Chik-Wing, Mike as a Director           Mgmt          For                            For

3.II   Approve to fix the Directors' fees [the proposed          Mgmt          For                            For
       fees to be paid to each Director, each Vice
       Chairman and the Chairman for the FY ending
       30 JUN 2009 are HKD100,000, HKD110,000 and
       HKD120,000 respectively]

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors] during the relevant period to repurchase
       shares of the Company and the aggregate nominal
       amount of the shares which may be repurchased
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases pursuant to the approval
       in this resolution shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution; [Authority expires at the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by the laws of Hong Kong to be held]

6.     Authorize the Directors, subject to this resolution,      Mgmt          For                            For
       to allot, issue and deal with additional shares
       in the capital of the Company and to make or
       grant offers, agreements, options and warrants
       which might require during and after the end
       of the relevant period and the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       [whether pursuant to an option or otherwise]
       by the Directors pursuant to the approval in
       this resolution, otherwise than pursuant to,
       i) a rights issue, ii) any option scheme or
       similar arrangement for the time being adopted
       for the grant or issue to Officers and/or Employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company, iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company,
       shall not exceed the aggregate of: 10% ten
       per cent of the aggregate nominal amount of
       the share capital of the Company in issue at
       the date of passing this resolution plus; [if
       the Directors are so authorized by a separate
       ordinary resolution of the shareholders of
       the Company] the nominal amount of share capital
       of the Company repurchased by the Company subsequent
       to the passing of this resolution [up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution], and the said approval shall be
       limited accordingly; [Authority expires at
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by the laws of Hong Kong to be held]

7.     Authorize the Directors to exercise the powers            Mgmt          For                            For
       of the Company referred to Resolution 6 convening
       this meeting in respect of the share capital
       of the Company referred to in such resolution




--------------------------------------------------------------------------------------------------------------------------
 SUN LIFE FINL INC MED TERM NTS CDS-                                                         Agenda Number:  701877396
--------------------------------------------------------------------------------------------------------------------------
        Security:  866796105
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  CA8667961053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "WITHHOLD" FOR RESOLUTIONS
       NUMBER UNDER 1 AND 2. THANK YOU

       To receive the consolidated financial statements          Non-Voting    No vote
       of Sun Life Financial Inc. for YE 31 DEC 2008,
       together with the reports of the Auditor and
       the actuary on those statements

1.1    Elect Mr. James C. Baillie as a Director                  Mgmt          For                            For

1.2    Elect Mr. George W. Carmany, III as a Director            Mgmt          For                            For

1.3    Elect Mr. John H. Clappison as a Director                 Mgmt          For                            For

1.4    Elect Mr. David A. Ganong, CM as a Director               Mgmt          For                            For

1.5    Elect Mr. Germaine Gibara as a Director                   Mgmt          For                            For

1.6    Elect Mr. Krystyna T. Hoeg as a Director                  Mgmt          For                            For

1.7    Elect Mr. David W. Kerr as a Director                     Mgmt          For                            For

1.8    Elect Mr. Idalene F. Kesner as a Director                 Mgmt          For                            For

1.9    Elect Mr. Mitchell M. Merin as a Director                 Mgmt          For                            For

1.10   Elect Mr. Bertin F. Nadeau as a Director                  Mgmt          For                            For

1.11   Elect Mr. Ronald W. Osborne as a Director                 Mgmt          For                            For

1.12   Elect Honorable Hugh D. Segal, CM as a Director           Mgmt          For                            For

1.13   Elect Mr. Donald A. Stewart as a Director                 Mgmt          For                            For

1.14   Elect Mr. James H. Sutcliffe as a Director                Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Auditor              Mgmt          For                            For

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SUNCOR ENERGY INC                                                                           Agenda Number:  701950354
--------------------------------------------------------------------------------------------------------------------------
        Security:  867229106
    Meeting Type:  MIX
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  CA8672291066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTIONS
       "1 AND 2" AND "IN FAVOR" OR ''ABSTAIN" ONLY
       FOR RESOLUTION NUMBERS "3.1 to 3.11 AND 4".
       THANK YOU

S.1    Approve the Plan of Arrangement [the 'Arrangement']       Mgmt          For                            For
       under Section 192 of the Canada Business Corporation
       Act ['CBCA'] providing for the amalgamation
       of Suncor Energy Incorporation and Petro-Canada,
       as specified

2.     Adopt a Stock Option Plan by the Corporation              Mgmt          For                            For
       formed by the amalgamation of Suncor Energy
       Incorporation and Petro-Canada pursuant to
       the arrangement, conditional upon the arrangement
       becoming effective

       To receive the consolidated financial statements          Non-Voting    No vote
       of Suncor for the YE 31 DEC 2008 together with
       the Auditor's report

3.1    Elect Mr. Mel E. Benson as a Director of Suncor           Mgmt          For                            For
       to hold office until the earlier of the completion
       of the arrangement and the close of the next
       AGM

3.2    Elect Mr. Brian A. Canfield as a Director of              Mgmt          For                            For
       Suncor to hold office until the earlier of
       the completion of the arrangement and the close
       of the next AGM

3.3    Elect Mr. Bryan P. Davies as a Director of Suncor         Mgmt          For                            For
       to hold office until the earlier of the completion
       of the arrangement and the close of the next
       AGM

3.4    Elect Mr. Brian A. Felesky as a Director of               Mgmt          For                            For
       Suncor to hold office until the earlier of
       the completion of the arrangement and the close
       of the next AGM

3.5    Elect Mr. John T. Ferguson as a Director of               Mgmt          For                            For
       Suncor to hold office until the earlier of
       the completion of the arrangement and the close
       of the next AGM

3.6    Elect Mr. W. Douglas Ford as a Director of Suncor         Mgmt          For                            For
       to hold office until the earlier of the completion
       of the arrangement and the close of the next
       AGM

3.7    Elect Mr. Richard L. George as a Director of              Mgmt          For                            For
       Suncor to hold office until the earlier of
       the completion of the arrangement and the close
       of the next AGM

3.8    Elect Mr. John R. Huff as a Director of Suncor            Mgmt          For                            For
       to hold office until the earlier of the completion
       of the arrangement and the close of the next
       AGM

3.9    Elect Mr. M. Ann McCaig as a Director of Suncor           Mgmt          For                            For
       to hold office until the earlier of the completion
       of the arrangement and the close of the next
       AGM

3.10   Elect Mr. Michael W. O'Brien as a Director of             Mgmt          For                            For
       Suncor to hold office until the earlier of
       the completion of the arrangement and the close
       of the next AGM

3.11   Elect Mr. Eira M. Thomas as a Director of Suncor          Mgmt          For                            For
       to hold office until the earlier of the completion
       of the arrangement and the close of the next
       AGM

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditor of Suncor Energy Incorporation until
       the earlier of the completion of the arrangement
       and the close of the next AGM

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SUNCORP METWAY LTD, SPRING HILL QLD                                                         Agenda Number:  701716207
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8802S103
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2008
          Ticker:
            ISIN:  AU000000SUN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the financial report              Non-Voting    No vote
       and the reports of the Directors and the Auditor
       for the YE 30 JUN 2008

2.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008

3.a    Re-elect Mr. W.J. Bartlett as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       the Clause 14(3) of the Company's Constitution

3.b    Re-elect Mr. C. Skilton as a Director of the              Mgmt          For                            For
       Company, who retires in accordance with the
       Clause 14(3) of the Company's Constitution

3.c    Re-elect Dr. Z.E. Switkowski as a Director of             Mgmt          For                            For
       the Company, who retires in accordance with
       the Clause 14(3) of the Company's Constitution

S.4    Adopt, the constitution tabled at the meeting             Mgmt          For                            For
       in substitution for and to the exclusion of
       the Company's current Constitution effective
       from the close of the meeting

5.a    Approve to issue of 15,924,605 shares to the              Mgmt          For                            For
       parties, for the purposes and on the terms
       as specified

5.b    Approve to issue of 7,350,000 Convertible Preference      Mgmt          For                            For
       Shares [CPS] to the parties, for the purposes
       and on the terms as specified

5.c    Approve to issue of 13,539,048 shares to the              Mgmt          For                            For
       parties, for the purposes and on the terms
       as specified

5.d    Approve to issue of 23,117,956 shares to the              Mgmt          For                            For
       parties, for the purposes and on the terms
       as specified




--------------------------------------------------------------------------------------------------------------------------
 SUZUKEN CO.,LTD.                                                                            Agenda Number:  701988214
--------------------------------------------------------------------------------------------------------------------------
        Security:  J78454105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3398000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications, Approve Minor Revisions
       Related to Dematerialization of Shares and
       the Other Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUZUKI MOTOR CORPORATION                                                                    Agenda Number:  701977413
--------------------------------------------------------------------------------------------------------------------------
        Security:  J78529138
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3397200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SVENSKA CELLULOSA AKTIEBOLAGET SCA                                                          Agenda Number:  701826084
--------------------------------------------------------------------------------------------------------------------------
        Security:  W90152120
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  SE0000112724
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the meeting and elect Mr. Sven Urger,          Mgmt          For                            For
       attorney at law, as the Chairman of the meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Elect 2 persons to check the minutes                      Mgmt          For                            For

4.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

5.     Approve the agenda                                        Mgmt          For                            For

6.     Approve the annual report and the Auditor's               Mgmt          For                            For
       report and the consolidated financial statements
       and the Auditor's report on the consolidated
       financial statements

7.     Approve the speeches by the Chairman of the               Mgmt          For                            For
       Board of Directors and the President

8.A    Adopt the income statement and balance sheet              Mgmt          For                            For
       and of the consolidated income statement and
       the consolidated balance sheet

8.B    Approve the dividend of SEK 3.50 per share and            Mgmt          For                            For
       that the record date for the dividend, 07 APR
       2009, payment through Euro clear Sweden AB
       is estimated to be made on 14 APR 2009

8.C    Grant discharge from personal liability of the            Mgmt          For                            For
       Directors and the President

9.     Approve the number of Directors shall be 8 with           Mgmt          For                            For
       no Deputy Directors

10.    Approve the total of remuneration to the Board            Mgmt          For                            For
       of Directors shall amount to SEK 4,600,000
       [unchanged], provided that the Board's Committees
       consist of the same number of members as last
       year, each Director elected by the meeting
       and who is not employed by the Company is to
       receive SEK 450,000, the Chairman of the Board
       of Directors is to receive SEK 1,350,000 Members
       of the remuneration committee are to receive
       additional remuneration of SEK 75,000 and Members
       of the audit committee are to receive additional
       remuneration of SEK 100,000, the Chairman of
       the audit committee is to receive additional
       remuneration of SEK 125,000, remuneration to
       the auditor is to be paid according to the
       approved invoice

11.    Re-elect Messrs. Rolf Borjesson, Soren Gyll,              Mgmt          For                            For
       Tom Hedelius, Leif Johansson, Sverker Martin-Lof,
       Anders Nyren, Barbara Milian Thoralfsson and
       Jan Johansson, whereby Sverker Martin-Lof as
       Chairman of the Board of Directors

12.    Approve the resolution on the nomination committee        Mgmt          For                            For
       for the AGM 2010

13.    Approve the resolution on guidelines for remuneration     Mgmt          For                            For
       of the Senior Management

14.    Close of the meeting                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SVENSKA HANDELSBANKEN AB, STOCKHOLM                                                         Agenda Number:  701858120
--------------------------------------------------------------------------------------------------------------------------
        Security:  W90937181
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SE0000193120
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Election of Mr. Sven Unger as the Chairman of             Non-Voting    No vote
       the AGM

3.     Establishment and approval of the list of the             Non-Voting    No vote
       voters

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election of the persons to countersign the minutes        Non-Voting    No vote

6.     Determining whether the meeting has been duly             Non-Voting    No vote
       called

7.     Receive the annual accounts and the Auditors'             Non-Voting    No vote
       report, as well as the consolidated annual
       accounts and the Auditor's report for the group,
       for 2008; in connection with this: a presentation
       of the past year's work by the Board and its
       Committees; a speech by the Group Chief Executive,
       and any questions from shareholders to the
       Board and Senior Management of the Bank; presentation
       of audit work during 2008

8.     Adopt the income statement and the balance sheet          Mgmt          For                            For
       as well as the consolidated income statement
       and consolidated balance sheet

9.     Declare a dividend of SEK 7 per share, and that           Mgmt          For                            For
       Tuesday, 05 MAY be the record day for the receiving
       of dividends; if the meeting resolves in accordance
       with the proposal, Euroclear expects to distribute
       the dividend on Friday, 08 May 2009

10.    Grant discharge, from liability, to the Members           Mgmt          For                            For
       of the Board and the Group Chief Executive
       for the period referred to in the financial
       reports

11.    Approve that the Bank, in order to facilitate             Mgmt          For                            For
       its securities operations, shall have the right
       to acquire its own class A and/or class B shares
       for the Bank's trading book during the period
       until the AGM in 2010 pursuant to Chapter 7,
       Section 6 of the Swedish Securities Market
       Act [2007:258], on condition that its own shares
       in the trading book shall not at any time exceed
       2% of all shares in the bank

12.    Approve that the Board comprise an unchanged              Mgmt          For                            For
       number [12] of Members

13.    Approve to determine fees for Board Members               Mgmt          For                            For
       and the Auditors as follows: SEK 2,350,000
       to the Chairman, SEK 675,000 to each of the
       2 Vice Chairmen, and SEK 450,000 to each of
       the remaining Members; for Committee work,
       the following fees are proposed: SEK 250,000
       to each Member of the Credit Committee, SEK
       100,000 to each Member of the Remuneration
       Committee, SEK 175,000 to the Chairman of the
       Audit Committee, and SEK 125,000 to the remaining
       Members of the Audit Committee, in all cases,
       the proposed amounts are unchanged from the
       resolutions of the AGM in 2008 and that the
       remuneration be paid to the Auditors on approved
       account

14.    Re-elect all the Members of the Board with the            Mgmt          For                            For
       exception of Ms. Pirkko Alitalo and Ms. Sigrun
       Hjelmqvist; elect Ms. Lone Fonss Schroder and
       Mr. Jan Johansson as the Board Members

15.    Approve that the same guidelines for remuneration         Mgmt          For                            For
       for Senior Management that were adopted by
       the AGM in 2008 be adopted by the AGM in 2009
       for the period until the end of the AGM in
       2010

16.    Approve the resolution on a Nomination Committee          Mgmt          For                            For
       for the AGM in 2010

17.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve to allocate SEK 50m of this year's
       profits to a fund/foundation names "Creating
       a decent Sweden'

18.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SWEDBANK AB, STOCKHOLM                                                                      Agenda Number:  701746957
--------------------------------------------------------------------------------------------------------------------------
        Security:  W9423X102
    Meeting Type:  EGM
    Meeting Date:  25-Nov-2008
          Ticker:
            ISIN:  SE0000242455
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting and address by the Chair           Mgmt          For                            For

2.     Elect the meeting Chair                                   Mgmt          For                            For

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Appoint 2 persons to verify the minutes                   Mgmt          For                            For

6.     Approve whether the meeting has been properly             Mgmt          For                            For
       convened

7.     Amend Section 3 of the Articles of Association            Mgmt          For                            For
       as specified and by introducing a new Section
       14 therein, a new class of shares is introduced
       which has preferential right to dividends [preference
       shares], the Articles of Association's limits
       regarding the Bank's share capital and number
       of shares are amended and that all currently
       issued shares shall be ordinary shares as specified

8.     Approve to issue new preference shares with               Mgmt          For                            For
       preferential rights for the shareholders, as
       specified

9.     Authorize the Board of Directors to resolve               Mgmt          For                            For
       on a new issue of preference shares, as specified

10.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SWEDBANK AB, STOCKHOLM                                                                      Agenda Number:  701865048
--------------------------------------------------------------------------------------------------------------------------
        Security:  W9423X102
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  SE0000242455
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY [POA] IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting and address by the Chair           Non-Voting    No vote

2.     Elect Mr. Axel Calissendorff as the Chair of              Mgmt          For                            For
       the meeting

3.     Preparation and Approval of the voting list               Mgmt          For                            For

4.     Approval of the agenda                                    Mgmt          For                            For

5.     Appointment of 2 persons to verify the minutes            Mgmt          For                            For

6.     Decision whether the the meeting has been properly        Mgmt          For                            For
       convened

7.a    Presentation of the annual report of the Board            Non-Voting    No vote
       of Directors and the consolidated accounts
       for the FY 2008

7.b    Address by the Chief Executive Officer                    Non-Voting    No vote

7.c    Presentation of the  Auditor's reports for the            Non-Voting    No vote
       bank and the group for the FY 2008

8.     Approval the profit and loss account and the              Mgmt          For                            For
       balance sheet of the Bank and the consolidated
       profit and loss account and consolidated balance
       sheet for the FY 2008

9.     Approval of the allocation of the bank's profit           Mgmt          For                            For
       in accordance with the adopted balance sheet;
       the Board proposes that no dividend is declared
       for the FY 2008 and that the unappropriated
       earnings at the disposal of the AGM are carried
       forward

10.    Decision whether to discharge to the Directors            Mgmt          For                            For
       and the Chief Executive Officer from liability
       for their administration

11.    Determination of the number of Directors at               Mgmt          For                            For
       8

12.    The nomination committee proposes no changes              Mgmt          For                            For
       to the fees to be paid to the Directors as
       follows: SEK 1,350,000 to the Chair, SEK 675,000
       to the Deputy Chair and SEK 400,000 to each
       of the other Directors; each Director being
       a Member of the Credit Committee be paid a
       fee of SEK 250,000, the Director being the
       Chair of the Audit Committee be paid a fee
       of SEK 175,000 and each of the other Directors
       being Members of said Committee be paid a fee
       of SEK 125,000, respectively; each Director
       being a Member of the Remuneration Committee
       be paid a fee of SEK 100,000; that the Chair
       of the Board of Directors shall receive, in
       addition to the fees as set out above, a salary
       increase of SEK 100,000 as of 01 JAN 2009 so
       that the annual pension qualifying salary after
       said increase is SEK 3,075,000; and the Auditor's
       fees be payable as invoiced

13.    The nomination Committee proposes, for the period         Mgmt          For                            For
       until the conclusion of the next AGM, that
       the re-election of the Directors will be made
       of Messrs. Ulrika Francke, Berith Hagglund-Marcus,
       Helle Kruse Nielsen and Carl Eric Stalberg
       and that new election will be made of  Messrs.
       Anders Igel, Pia Rudengren, Anders Sundstrom
       and Karl-Henrik Sundstrom; Messrs Gail Buyske,
       Simon Ellis, Goran Johnsson and Anders Nyblom
       have declined re-election; the nomination Committee
       proposes re-election of Mr. Carl Eric Stalberg
       as Chair of the Board of the Director

14.    Decision on the Nomination Committee                      Mgmt          For                            For

15.    The Board of Directors proposes that the AGM              Mgmt          For                            For
       resolves that the Bank, during the the period
       until the AGM in 2010, be permitted to acquire
       its own shares through its securities operations
       in accordance with the Securities Market Act
       up to a number that at any given time does
       not exceed 1% of the Bank's shares outstanding;
       the price of shares acquired in this manner
       shall correspond to the current market price
       at the time

16.    Approve to decide on the principles of remuneration       Mgmt          For                            For
       for the top Executives

17.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       Mr.Tommy Jonasson that the AGM shall decide
       to allocate SEK 50m of the profit to a fund/foundation
       with the name Create a decent Sweden with the
       aim to prevent violent crimes and save crime
       victims from financial and social misery

18.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       Mr. Christer Dupuis to take down the signpost
       "Swedbank Arena" at the football arena in Solna,
       Stockholm

19.    Other business                                            Non-Voting    No vote

20.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SWIRE PAC LTD                                                                               Agenda Number:  701891726
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y83310105
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  HK0019000162
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE. THANK YOU.

1.     Declare a final dividends                                 Mgmt          For                            For

2.A    Re-elect Mr. C. D. Pratt as a Director                    Mgmt          Against                        Against

2.B    Re-elect Mr. P. N. L. Chen as a Director                  Mgmt          Against                        Against

2.C    Re-elect Mr. D. Ho as a Director                          Mgmt          Against                        Against

2.D    Re-elect Mr. J. W. J. Hughes-Hallett as a Director        Mgmt          Against                        Against

2.E    Re-elect Mr. C. K. M. Kwok as a Director                  Mgmt          For                            For

2.F    Re-elect Mr. M. M. T. Yang as a Director                  Mgmt          Against                        Against

2.G    Re-elect Mr. P. A. Kilgour as a Director                  Mgmt          Against                        Against

2.H    Re-elect Mr. M. B. Swire as a Director                    Mgmt          Against                        Against

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period to make on-market share
       repurchases [within the meaning of the code
       on share repurchases] the aggregate nominal
       amount of any class of the Company's shares
       which may be repurchased pursuant to the this
       resolution above shall not exceed 10 % of the
       aggregate nominal amount of the shares of that
       class in issue at the date of passing this
       Resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

5.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the Relevant Period to allot, issue and deal
       with additional shares and to make or grant
       offers, agreements and options which will or
       might require the exercise of such powers during
       or after the end of the Relevant Period, the
       aggregate nominal amount of shares of any class
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors pursuant to
       the approval in this resolution, otherwise
       than pursuant to (i) a rights Issue or (ii)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares, shall
       not exceed the aggregate of 20 % of the aggregate
       nominal amount of the shares of that class
       in issue at the date of passing this Resolution
       provided that the aggregate nominal amount
       of the shares of any class so allotted [or
       so agreed conditionally or unconditionally
       to be allotted] pursuant to this resolution
       wholly for cash shall not exceed 5 % of the
       aggregate nominal amount of the shares of that
       class in issue at the date of passing this
       Resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 T&D HOLDINGS, INC.                                                                          Agenda Number:  701996172
--------------------------------------------------------------------------------------------------------------------------
        Security:  J86796109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3539220008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 T.E.R.N.A.- RETE ELETTRICA NAZIONALE SPA, ROMA                                              Agenda Number:  701855136
--------------------------------------------------------------------------------------------------------------------------
        Security:  T9471R100
    Meeting Type:  MIX
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  IT0003242622
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 APR 2009 (AND A THIRD CALL ON 23 APR 2009).
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
       SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
       MET OR THE MEETING IS CANCELLED. THANK YOU.

A.1    Approve the balance sheet as of 31 DEC 2008,              Mgmt          No Action
       the Board of Directors, the Board of Auditors
       and the Auditing Company reports, related resolutions,
       presentation of consolidated balance sheet
       as of 31 DEC 2008

A.2    Approve the profit allocation                             Mgmt          No Action

E.3    Approve the postponement of the expiry date               Mgmt          No Action
       for the exercise option rights assigned within
       the limits of the Stock Option Plan 2006 and
       consequent amendment of Article 5 of the Company's
       Bylaws




--------------------------------------------------------------------------------------------------------------------------
 TABCORP HLDGS LTD                                                                           Agenda Number:  701712285
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8815D101
    Meeting Type:  AGM
    Meeting Date:  23-Oct-2008
          Ticker:
            ISIN:  AU000000TAH8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the financial statements          Non-Voting    No vote
       and the reports of the Directors and the Auditor
       in respect of the YE 30 JUN 2008

2.A    Re-elect Ms. Paula Dwyer as a Director of the             Mgmt          For                            For
       Company, retires in accordance with the constitution
       of the Company

2.B    Elect Mr. John O'Neill as a Director of the               Mgmt          For                            For
       Company, retires in accordance with the constitution
       of the Company

2.C    Elect Mrs. Jane Hemstritch as a Director of               Mgmt          For                            For
       the Company, retires in accordance with the
       constitution of the Company

2.D    Elect Mr. Brett Paton as a Director of the Company,       Mgmt          For                            For
       retires in accordance with the constitution
       of the Company

3.     Adopt the remuneration report [which forms part           Mgmt          For                            For
       of the Directors' report] in respect of the
       YE 30 JUN 2008

4.     Approve to grant the number of Performance Rights         Mgmt          For                            For
       determined based on the formula 1,500,000 divided
       by the Fair Market Value of a performance right
       to the Managing Director and Chief Executive
       Officer of the Company, Mr. Elmer Funke Kupper,
       under the Tabcorp Long Term Performance Plan
       as specified




--------------------------------------------------------------------------------------------------------------------------
 TAIHEIYO CEMENT CORPORATION                                                                 Agenda Number:  701996095
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7923L110
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3449020001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Change Company's Location              Mgmt          For                            For
       to Minato-ku, Approve Minor Revisions Related
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAISEI CORPORATION                                                                          Agenda Number:  701982402
--------------------------------------------------------------------------------------------------------------------------
        Security:  J79561130
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3443600006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Change Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAISHO PHARMACEUTICAL CO.,LTD.                                                              Agenda Number:  701994332
--------------------------------------------------------------------------------------------------------------------------
        Security:  J79819108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3442800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TAKASHIMAYA COMPANY,LIMITED                                                                 Agenda Number:  701930148
--------------------------------------------------------------------------------------------------------------------------
        Security:  J81195125
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  JP3456000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to : Approve Minor Revisions               Mgmt          For                            For
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAKATA CORPORATION                                                                          Agenda Number:  702008752
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8124G108
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3457000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                       Agenda Number:  701984761
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8129E108
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3463000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAKEFUJI CORPORATION                                                                        Agenda Number:  701999015
--------------------------------------------------------------------------------------------------------------------------
        Security:  J81335101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3463200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 TALISMAN ENERGY INC                                                                         Agenda Number:  701862408
--------------------------------------------------------------------------------------------------------------------------
        Security:  87425E103
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  CA87425E1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1.1 to 1.11 AND RESOLUTION 2. AND 'INFAVOR'
       OR 'AGAINST' FOR RESOLUTION 3. THANK YOU.

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting    No vote
       YOU.

       To receive the annual report and the consolidated         Non-Voting    No vote
       financial statements of the Company for the
       YE 31 DEC 2008 together with the report of
       the Auditor thereon

1.1    Elect Mr. Christiane Bergevin as a Director               Mgmt          For                            For
       for the ensuing year

1.2    Elect Mr. Donald J. Carty as a Director for               Mgmt          For                            For
       the ensuing year

1.3    Elect Mr. Willim R.P. Dalton as a Director for            Mgmt          For                            For
       the ensuing year

1.4    Elect Mr. Kevin S. Dunne as a Director for the            Mgmt          For                            For
       ensuing year

1.5    Elect Mr. John A. Manzoni as a Director for               Mgmt          For                            For
       the ensuing year

1.6    Elect Mr. Stella M. Thompson as a Director for            Mgmt          For                            For
       the ensuing year

1.7    Elect Mr. John D. Watson as a Director for the            Mgmt          For                            For
       ensuing year

1.8    Elect Mr. Robert G. Welty as a Director for               Mgmt          For                            For
       the ensuing year

1.9    Elect Mr. Charles R. Williamson as a Director             Mgmt          For                            For
       for the ensuing year

1.10   Elect Mr. Charles W. Wilson as a Director for             Mgmt          For                            For
       the ensuing year

1.11   Elect Mr. Charles M. Winograd as a Director               Mgmt          For                            For
       for the ensuing year

2.     Reappoint Ernst & Young LLP, Chartered Accountants,       Mgmt          For                            For
       as the Auditor of the Company for the ensuing
       year

3.     as specified in the Company's Management proxy            Mgmt          For                            For
       circular accompanying this notice of meeting

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TATE & LYLE PLC, LONDON                                                                     Agenda Number:  701647779
--------------------------------------------------------------------------------------------------------------------------
        Security:  G86838128
    Meeting Type:  AGM
    Meeting Date:  23-Jul-2008
          Ticker:
            ISIN:  GB0008754136
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports and accounts of the Directors         Mgmt          For                            For
       and of the Auditors for the YE 31 MAR 2008

2.     Approve the Directors' remuneration report set            Mgmt          For                            For
       out in the report and accounts for the YE 31
       MAR 2008

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For
       of the Company

4.     Re-elect Dr. Barry Zoumas as a Director of the            Mgmt          For                            For
       Company

5.     Re-elect Sir David Lees as a Director of the              Mgmt          For                            For
       Company

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors

7.     Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditors

S.8    Approve to renew the Company's authority to               Mgmt          For                            For
       purchase its own shares

9.     Approve to renew the Directors' authority to              Mgmt          For                            For
       allot shares

S.10   Approve to renew the Directors' authority to              Mgmt          For                            For
       disapply shareholders' pre-emption rights in
       relation to the allotment of shares

11.    Aprove to renew the Company's authority to make           Mgmt          For                            For
       political donations and incur political expenditure

S.12   Approve and adopt the amended Articles of Association     Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 TATTS GROUP LTD                                                                             Agenda Number:  701737770
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8852J102
    Meeting Type:  AGM
    Meeting Date:  19-Nov-2008
          Ticker:
            ISIN:  AU000000TTS5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Chairman and the Chief Executive presentations            Non-Voting    No vote

2.     Receive and consider the financial report for             Non-Voting    No vote
       the Company and its controlled entities for
       the period ended 30 JUN 2008 together with
       the Directors' report and the Auditor's Report
       as specified in the annual report

3.a    Re-elect Mr. Julien Playoust as a Director of             Mgmt          For                            For
       the Company, who retires in accordance with
       the Constitution

3.b    Re-elect Mr. Kevin Seymour as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       the Constitution

4.     Adopt the remuneration report forming part of             Mgmt          For                            For
       the Directors' report for the period ended
       30 JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 TAYLOR WIMPEY PLC, SOLIHULL WEST MIDLANDS                                                   Agenda Number:  701956813
--------------------------------------------------------------------------------------------------------------------------
        Security:  G86954107
    Meeting Type:  EGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  GB0008782301
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to subdivide each issued and unissued             Mgmt          For                            For
       ordinary share issue equity with rights up
       to GBP 21,311,325 [placing and open offer],
       otherwise up to GBP 10,655,663 issue equity
       without rights upto GBP 1,598,349 and amend
       Articles of Association and approve the terms
       of placing and open




--------------------------------------------------------------------------------------------------------------------------
 TAYLOR WIMPEY PLC, SOLIHULL WEST MIDLANDS                                                   Agenda Number:  701936405
--------------------------------------------------------------------------------------------------------------------------
        Security:  G86954107
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  GB0008782301
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors Report and Accounts                 Mgmt          For                            For

2.     Elect Mr. Chris Rickard                                   Mgmt          For                            For

3.     Re-elect Mr. Norman Askew                                 Mgmt          For                            For

4.     Re-elect Mr. Mike Davies                                  Mgmt          For                            For

5.     Re-appoint Deloitte LLP as the Auditors                   Mgmt          Against                        Against

6.     Authorize the Director to allot shares                    Mgmt          Against                        Against

S.7    Approve to dis-apply Pre-emption Rights                   Mgmt          For                            For

S.8    Authorize  the Company to Make Market Purchases           Mgmt          For                            For
       of its Shares

9.     Approve the Directors Remuneration Report                 Mgmt          For                            For

10.    Grant authority for the Political Expenditure             Mgmt          For                            For

S.11   Amend the Notice Period for certain meetings              Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TDK CORPORATION                                                                             Agenda Number:  701990853
--------------------------------------------------------------------------------------------------------------------------
        Security:  J82141136
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3538800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Adopt Reduction
       of Liability System for Outside Directors,
       Adopt Reduction of Liability System for Outside
       Auditors

3.     Approve the Plan for an Incorporation-Type Company        Mgmt          For                            For
       Split

4.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options

5.1    Appoint a Director                                        Mgmt          For                            For

5.2    Appoint a Director                                        Mgmt          For                            For

5.3    Appoint a Director                                        Mgmt          For                            For

5.4    Appoint a Director                                        Mgmt          For                            For

5.5    Appoint a Director                                        Mgmt          For                            For

5.6    Appoint a Director                                        Mgmt          For                            For

5.7    Appoint a Director                                        Mgmt          For                            For

6.     Appoint a Corporate Auditor                               Mgmt          For                            For

7.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 TECHNIP (EX-TECHNIP-COFLEXIP), PARIS                                                        Agenda Number:  701867472
--------------------------------------------------------------------------------------------------------------------------
        Security:  F90676101
    Meeting Type:  MIX
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  FR0000131708
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors' report, the Company's financial
       statements for the year 2008, as presented,
       showing income of EUR 250,881,144.87

O.2    Acknowledge the distributable income of EUR               Mgmt          For                            For
       250,811,144.87 allocated as follows: global
       dividend: EUR 127,501,704.00, the remaining
       balance of the retained earnings consequently,
       the shareholders will receive a net dividend
       of EUR 1.20 per share, and will entitle to
       the 40 % deduction provided by the French general
       tax code. this dividend will be paid on 12
       MAY 2009 in the event that the company holds
       some of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account
       as required by law, it is reminded that, for
       the last three financial years, the dividends
       paid, were as follows: EUR 1.20 for FY 2007,
       EUR 2.10 and 1.05 for FY 2006, EUR 0.92 for
       2005

O.3    Receive the reports of the Board of Directors             Mgmt          For                            For
       and of the Auditors, the consolidated financial
       statements for the said financial year, in
       the form presented to the meeting

O.4    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles l.225-38 ET
       SEQ of the French commercial code, acknowledges
       the conclusions of this report and the agreement
       entered into and the commitments authorized
       during the 2009 FY referred to therein

O.5    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L225-38 ET
       SEQ. the French commercial code, acknowledges
       the conclusions of this report and approve
       the agreement entered into during the 2008
       FY referred to therein

O.6    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article l.225-38 ET
       SEQ. of the French commercial code, acknowledges
       the conclusions of this report and the agreement
       previously entered into and which remained
       in force in 2008 referred to therein

O.7    Approve to renew the appointment of Mr. Jean-Pierre       Mgmt          For                            For
       Lamoure as a Director for a 4-year period

O.8    Approve to renew the appointment Mr. Daniel               Mgmt          For                            For
       Lebegue as a Director for a 4-year period

O.9    Approve to renew the appointment Mr. Bruno Weymuller      Mgmt          For                            For
       as a Director for a 4-year period

O.10   Appoint Mr. Gerard Hauser for a 4-year period             Mgmt          For                            For

O.11   Appoint Mr. Marwan Lahoud  as a Director for              Mgmt          For                            For
       a 4-year period

O.12   Appoints Mr. Joseph Rinaldi as Director for               Mgmt          For                            For
       a 4-year period

O.13   Approve the shareholders' meeting to resolves             Mgmt          For                            For
       toward total annual fees of EUR 440,000.00
       to the Board of Directors

O.14   Authorizes the Board of Directors, one or more            Mgmt          For                            For
       occasions, to trade in the Company's shares
       on the stock market subject to the conditions
       described below: maximum purchase price: EUR
       60.00, maximum number of shares to be acquired:
       10% of the share capital this authorization
       is given for an 18-month period the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities this delegation
       of powers supersedes any and all earlier delegations
       to the same effect and the one granted by the
       ordinary shareholders' meeting of  06 MAY2008
       in its resolution 7

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or more occasions, in France
       or abroad, by a maximum amount of EUR 37,500,000.00,
       by issuance, with preferred subscription rights
       maintained of shares or any securities giving
       access to the share capital the shareholders'
       meeting also delegates to the Board of Directors
       the necessary powers to issue securities giving
       right to the allocation of debt securities
       the overall amount of debt securities giving
       access to the share capital or giving right
       to the allocation of debt securities which
       may be issued shall not exceed EUR 2,500,000,000.00
       this authorization is granted for a 26-month
       period the shareholders' meeting delegates
       all powers to the board of directors to take
       all necessary measures and accomplish all necessary
       formalities this delegation supersedes the
       delegation granted by the extraordinary shareholders'
       meeting of 27 APR 2007 in its resolution  20

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or more occasions, in France
       or abroad, by a maximum amount of EUR 12,000,000.00,
       by issuance by way of a public offering or
       an offer governed by paragraph ii of Article
       l. 411-2 of the monetary and financial code,
       with cancellation of the preferred subscription
       rights of shares or any securities giving access
       to the share capital this amount shall count
       against the ceiling of EUR 37,500,000.00 set
       forth in resolution 15 the shareholders' meeting
       also delegates to the Board of Directors the
       necessary powers to issue securities giving
       right to the allocation of debt securities
       the overall amount of debt securities giving
       access to the share capital or giving right
       to the allocation of debt securities which
       may be issued shall not exceed EUR 2,5500,000,000.00
       this amount shall count against the ceiling
       of EUR 2,500,000,000.00 set forth in resolution
       15 the securities may be issued in consideration
       for securities tendered in a public exchange
       offer initiated by the company concerning the
       shares of another Company this authorization
       is granted in the limit and in accordance with
       Article l.225-148 of the French commercial
       code this authorization is granted for a 26-month
       period; it supersedes the delegation granted
       by the extraordinary shareholders' meeting
       of  27 APR 2007 in its resolution  21 the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

E.17   Authorizes the Board of Directors to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       in favour of employees of French or foreign
       companies and related companies who are members
       of a company savings plant his delegations
       given for a 26-month period and for a nominal
       amount that shall not exceed 2 per cent of
       the share capital the amount of the capital
       increases which may be carried out by the virtue
       of the present delegation shall count against
       the ceiling of EUR 37,500,000.00 set forth
       in resolution 15 the shareholders' meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       shall necessary formalities the shareholders'
       meeting delegates to the Board of Directors
       all powers to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to raise
       the legal reserve to one tenth of the new capital
       after each increase this delegation supersedes
       the delegation granted by the extraordinary
       shareholders' meeting of  27APR 2007 in its
       resolution 25

E.18   Authorizes the Board of Directors to grant,               Mgmt          For                            For
       for free, on one or more occasions, existing
       shares, in favour of the employees of the Company
       technip, and employees and corporate officers
       of related companies; they may not represent
       more than 1% of the share capital the present
       delegation is given for a 24-month period the
       shareholders' meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       this authorization of powers supersedes any
       and all earlier authorizations to the same
       effect

E.19   Adopt the resolution 18 of the present meeting,           Mgmt          For                            For
       the shareholders' meeting authorizes the Board
       of Directors to grant, for free, on one or
       more occasions, existing shares, in favour
       of the Board of Directors' chairman and the
       general manager of the Company, corporate officer
       of the company. they may not represent more
       than 0.03% of the share capital the present
       delegation is given for a 24-month period the
       shareholders' meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       this authorization supersedes any and all earlier
       authorizations  to the same effect

E.20   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       one or more transactions, to the employees
       and corporate officers of the company and related
       companies, options giving the right either
       to subscribe for new shares in the company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares which shall exceed 1% of the share capital
       the present authorization is granted for a
       24-month period the shareholders' meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.21   Adopt the resolution 20 of the present meeting,           Mgmt          For                            For
       authorize the Board of Directors to grant,
       in one or more transactions, to the chairman
       of the Board of Directors and, or the general
       manager, corporate officer of the Company,
       options giving the right either to subscribe
       for new shares in the Company to be issued
       through a share capital increase, or to purchase
       existing shares purchased by the Company it
       being provided that the options shall not give
       rights to a total number of shares, which shall
       exceed 0.10 % of the capital the present authorization
       is granted for a 24-month period; it supersedes
       any and all earlier delegations to the same
       effect the shareholders' meeting delegates
       all powers to the board of directors to take
       all necessary measures and accomplish all necessary
       formalities

O.22   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings publications and other
       formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 TECK COMINCO LTD                                                                            Agenda Number:  701852584
--------------------------------------------------------------------------------------------------------------------------
        Security:  878742204
    Meeting Type:  OGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  CA8787422044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTIONS
       1 AND 2 AND 'IN FAVOR' OR 'AGAINST' ONLY FOR
       RESOLUTION NUMBER 3. THANK YOU.

       Receive the annual report of the Corporation              Non-Voting    No vote
       containing the audited consolidated financial
       statements of the Corporation for the FYE 31
       DEC 2008 and the report of the Auditor thereon

1.     Elect 14 Directors as specified                           Mgmt          For                            For

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       and authorize the Directors to fix the Auditor's
       remuneration

S.3    Amend the Articles of the Corporation to: (i)             Mgmt          For                            For
       delete in their entirety, the authorized but
       unissued Preferred Shares Series 1 and the
       authorized but unissued Preferred Shares Series
       2 in the capital of the Corporation and (ii)
       change the Corporation's name to Teck Resources
       Limited/Ressources Teck Limitee

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TEIJIN LIMITED                                                                              Agenda Number:  701974645
--------------------------------------------------------------------------------------------------------------------------
        Security:  J82270117
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3544000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

5.     Approve Renewal of Countermeasures to Large-Scale         Mgmt          Against                        Against
       Acquisitions of the Company's Shares




--------------------------------------------------------------------------------------------------------------------------
 TELE2 AB                                                                                    Agenda Number:  701890875
--------------------------------------------------------------------------------------------------------------------------
        Security:  W95878117
    Meeting Type:  AGM
    Meeting Date:  11-May-2009
          Ticker:
            ISIN:  SE0000314312
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN         Non-Voting    No vote
       ACCEPT ABSTAIN AS A VALID VOTE OPTION. THANK
       YOU

1.     Elect Mr. Lawyer Martin Borresen as a Chairman            Non-Voting    No vote
       of the AGM

2.     Approve the voting list                                   Non-Voting    No vote

3.     Approve the agenda                                        Non-Voting    No vote

4.     Elect 1 or 2 persons to check and verify the              Non-Voting    No vote
       minutes

5.     Approve to determine whether the meeting has              Non-Voting    No vote
       been duly convened

6.     Receive the annual report and Auditors report             Non-Voting    No vote
       and of the consolidated financial statements
       and the Auditors report on the consolidated
       financial statements

7.     Adopt the income statement and balance sheet              Mgmt          For                            For
       and of the consolidated income statement and
       the consolidated balance sheet

8.     Approve the ordinary dividend of SEK 3.50 per             Mgmt          For                            For
       share and an extraordinary dividend of SEK
       1.50 per share, in total SEK 5.00 per share;
       the record date is proposed to be 14 MAY 2009

9.     Grant discharge the liability of the Directors            Mgmt          For                            For
       of the Board and the Chief Executive Officer

10.    Approve the number of Directors of the Board              Mgmt          For                            For
       to be 8 and no deputy directors

11.    Approve the remuneration to the Board of Directors        Mgmt          For                            For
       for the period until the close of the next
       AGM shall amount to a total of SEK 5,125,000
       of which SEK 1,200,000 shall be allocated to
       the Chairman of the Board, SEK 600,000 to the
       Deputy Chairman of the Board of Directors and
       SEK 450,000 to each of the Directors of the
       Board and in total SEK 625,000 as remuneration
       for the work in the committees of the Board
       of Directors; the Nomination Committee proposes
       that for work within the Audit Committee SEK
       200,000 shall be allocated to the Chairman
       and SEK 100,000 to each of the other three
       members. For work within the Remuneration Committee
       SEK 50,000 shall be allocated to the Chairman
       and SEK 25,000 to each of the other three members;
       the remuneration to the Board of Directors
       is therefore proposed to be unchanged, except
       for the increase of SEK 150,000 in the remuneration
       because of the newly-established position Deputy
       Chairman of the Board of Directors. Furthermore,
       remuneration to the auditor shall be paid in
       accordance with approved invoices

12.    Re-elect Messrs. Mia Brunell Livfors, Vigo Carlund,       Mgmt          For                            For
       John Hepburn, Mike Parton, John Shakeshaft,
       Cristina Stenbeck, Pelle Tornberg and Jere
       Calmes as the Board of Directors and Mr. Vigo
       Carlund as a Chairman of the Board of Directors;
       elect Mr. Mike Parton as a Deputy Chairman
       of the Board of Directors

13.    Approve the procedure of the Nomination Committee         Mgmt          For                            For
       as specified

14.    Amend Section 9, second Paragraph, of the Articles        Mgmt          For                            For
       of Association as specified

15.    Approve the guidelines on remuneration for Senior         Mgmt          For                            For
       Executives as specified

16.A   Adopt the performance based Incentive Programme           Mgmt          For                            For
       [the Plan] as specified

16.B   Authorize the Board, during the period until              Mgmt          For                            For
       the next AGM, to increase the Company's share
       capital by not more than SEK 1,062,500 by the
       issue of not more than 850,000 Class C shares,
       each with a ratio value of SEK 1.25; with disapplication
       of the shareholders preferential rights, Nordea
       Bank AB [publ] shall be entitled to subscribe
       for the new Class C shares at a subscription
       price corresponding to the ratio value of the
       shares; the purpose of the authorization and
       the reason for the disapplication of the shareholders'
       preferential rights in connection with the
       issue of shares is to ensure delivery of Class
       B shares to participants under the Plan

16.C   Authorize the Board, during the period until              Mgmt          For                            For
       the next AGM, to repurchase its own Class C
       shares; the repurchase may only be effected
       through a public offer directed to all holders
       of Class C shares and shall comprise all outstanding
       Class C shares; the purchase may be effected
       at a purchase price corresponding to not less
       than SEK 1.25 and not more than SEK 1.35; payment
       for the Class C shares shall be made in cash;
       the purpose of the repurchase is to ensure
       the delivery of Class B shares under the Plan

16.D   Approve to transfer Class B shares as specified           Mgmt          For                            For

17.    Approve to reduce the Company's share capital             Mgmt          For                            For
       by a maximum of SEK 5,625,000 by redemption,
       without repayment, of 4,500,000 Class B shares,
       which the Company has repurchased; furthermore,
       the Board of Directors proposes that the redemption
       amount should be reserved to non-restricted
       equity; according to the Companies Act, a resolution
       to reduce the share capital may only be executed
       after the Swedish Companies Registration Office
       has registered the resolution and after permission
       from the Swedish Companies Registration Office
       or, if disputed, Court

18.    Authorize the Board of Directors to pass a resolution     Mgmt          For                            For
       on 1 or more occasions for the period up until
       the next AGM on purchasing so many Class A
       and/or Class B shares that the Company's holding
       does not at any time exceed 10% of the total
       number of shares in the Company; the purchase
       of shares shall take place on the NASDAQ OMX
       Stockholm and may only occur at a price within
       the share price interval registered at that
       time, where share price interval means the
       difference between the highest buying price
       and lowest selling price as specified

19.    Approve to reclassify their Class A shares into           Mgmt          For                            For
       Class B shares, upon which time one Class A
       share shall be eligible for reclassification
       into one Class B share; an application for
       reclassification shall be made during the period
       12 MAY 2009 through 15 MAY 2009; the reclassification
       request may include some or all of the shareholder's
       Class A shares and should either state the
       number of Class A shares that shall be reclassified,
       or the fraction [stated in percentage with
       no more than two decimals] of the total number
       of votes in the company that the Class A shareholder
       wants to hold after the reclassification; an
       application for reclassification shall be made
       in writing to the Board Of Directors which
       will thereafter handle the issue of reclassification;
       such a request shall be made on a special form
       which is to be sent to owners of Class A shares
       whose holding are registered in their own names
       well in advance of 12 MAY 2009, as well as
       being made available at the Company's premises
       and on the Company's website

20.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TELECOM CORPORATION OF NEW ZEALAND LTD                                                      Agenda Number:  701698562
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q89499109
    Meeting Type:  AGM
    Meeting Date:  02-Oct-2008
          Ticker:
            ISIN:  NZTELE0001S4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The Chairman's introduction                               Non-Voting    No vote

       Addresses to shareholders                                 Non-Voting    No vote

       Shareholder discussion                                    Non-Voting    No vote

1.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

2.     Re-elect Mr. Rod McGeoch as a Director of Telecom         Mgmt          For                            For

3.     Re-elect Mr. Kevin Roberts as a Director of               Mgmt          For                            For
       Telecom

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       Elect Mr. Mark Cross as a Director of Telecom

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       Elect Mr. Mark Tume as a Director of Telecom

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TELECOM ITALIA MEDIA SPA, ROMA                                                              Agenda Number:  701831833
--------------------------------------------------------------------------------------------------------------------------
        Security:  T92765121
    Meeting Type:  MIX
    Meeting Date:  03-Apr-2009
          Ticker:
            ISIN:  IT0001389920
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       06 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Receive the examination of the balance sheet              Mgmt          No Action
       as of 31 DEC 2008, Board of Directors reporting
       on Management and Board of Auditors reporting;
       relating and consequential resolutions

O.2    Appoint the Directors; related and consequential          Mgmt          No Action
       resolution

O.3    Approve the consequential determinations after            Mgmt          No Action
       the suspension of a Statutory Auditor

E.1    Amend the Article 5 [Corporate capital] of Corporate      Mgmt          No Action
       By laws; related and consequential resolutions




--------------------------------------------------------------------------------------------------------------------------
 TELECOM ITALIA MEDIA SPA, ROMA                                                              Agenda Number:  701931657
--------------------------------------------------------------------------------------------------------------------------
        Security:  T92765121
    Meeting Type:  SGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  IT0001389920
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       13 MAY 2009. [AND A THIRD CALL ON 14 MAY 2009].
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
       SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
       MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Appoint the shareholders common representative;           Mgmt          No Action
       resolutions related there to




--------------------------------------------------------------------------------------------------------------------------
 TELECOM ITALIA SPA, MILANO                                                                  Agenda Number:  701860288
--------------------------------------------------------------------------------------------------------------------------
        Security:  T92778108
    Meeting Type:  MIX
    Meeting Date:  06-Apr-2009
          Ticker:
            ISIN:  IT0003497168
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       07 APR 2009 AT 12.00 PM (AND A THIRD CALL ON
       08 APR 2009 AT 11.00AM). CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Approve the financial statements at 31 DEC 2008,          Mgmt          For                            For
       any adjournment thereof.

O.2    Appoint the Director                                      Mgmt          For                            For

       PLEASE NOTE THAT ALTHOUGH THERE ARE THREE CANDIDATES      Non-Voting    No vote
       TO BE ELECTED AS AUDITORS, THERE IS ONLY ONE
       VACANCY AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY ONE OF THE THREE
       AUDITORS. THANK YOU.

O.3.1  Slate of candidates for the appointment as Auditors       Mgmt          No vote
       and Alternates presented by Telco S.p.A.  To
       view the complete list please visit the below
       URL:  http://www.telecomitalia.it/TIPortale/docs/investor/TELCO_1_180309.pdf

O.3.2  Slate of candidates for the appointment as Auditors       Shr           No vote
       and Alternates presented by Findim Group S.A.
       To view the complete list please visit the
       below URL:  http://www.telecomitalia.it/TIPortale/docs/investor/FINDIM_GROUP_180309.pdf

O.3.3  Slate of candidates for the appointment as Auditors       Shr           For                            Against
       and Alternates jointly presented by Aletti
       Gestielle S.G.R. S.p.A.,  Arca S.G.R. S.p.A.,
       Bipiemme Gestioni S.G.R. S.p.A., BNP Paribas
       Asset Management S.G.R. S.p.A., Fideuram Gestions
       S.A., Fideuram Investimenti S.G.R. S.p.A.,
       Interfund Sicav, Monte Paschi Asset Management
       S.G.R. S.p.A., Pioneer Asset Management S.A.,
       Pioneer Investment Management S.G.R.p.A., Stichting
       Pensioenfonds ABP, UBI Pramerica S.G.R. S.p.A.
       To view the complete list please visit the
       below URL:  http://www.telecomitalia.it/TIPortale/docs/investor/DEPOSITO_LISTA_230309.pdf

E.1    Approve the share capital and to issue convertible        Mgmt          For                            For
       bonds, amendment of Article No. 5 of corporate
       by Laws, any adjournment thereof.




--------------------------------------------------------------------------------------------------------------------------
 TELEFON AB L.M.ERICSSON, KISTA                                                              Agenda Number:  701854526
--------------------------------------------------------------------------------------------------------------------------
        Security:  W26049119
    Meeting Type:  OGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  SE0000108656
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY [POA] IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN         Non-Voting    No vote
       ACCEPT ABSTAIN AS A VALID VOTE OPTION. THANK
       YOU

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Elect Mr. Michael Treschow as the Chairman of             Mgmt          For                            For
       Meeting

2.     Approve the list of shareholders                          Mgmt          For                            For

3.     Approve the agenda of meeting                             Mgmt          For                            For

4.     Acknowledge proper convening of meeting                   Mgmt          For                            For

5.     Approve to designate Inspector[s] of Minutes              Mgmt          For                            For
       of Meeting

6.     Receive financial statements and statutory reports        Mgmt          For                            For
       receive Auditors' Report

7.     Receive president's report allow questions                Mgmt          For                            For

8.A    Approve the financial statements and statutory            Mgmt          For                            For
       reports

8.B    Grant discharge to the Board and President                Mgmt          For                            For

8.C    Approve the allocation of Income and Dividends            Mgmt          For                            For
       of SEK 1.85 per share and 27 APR 2009 as record
       date for dividend

9.A    Approve to determine the number of Members [10]           Mgmt          For                            For
       and Deputy  Members [0] of Board

9.B    Approve the remuneration of Directors in the              Mgmt          For                            For
       amount of SEK 3.8 million for Chairman and
       SEK 750,000 for Other Directors [Including
       Possibility to receive part of remuneration
       in phantom shares] and remuneration of Committee
       Members

9.C    Re-elect Messrs. Michael Treschow [Chairman],             Mgmt          For                            For
       Roxanne Austin, Peter Bonfield, Boerje Ekholm,
       Ulf Johansson, Sverker Martin-Loef, Nancy McKinstry,
       Anders Nyren, Carl-Henric Svanberg and Marcus
       Wallenberg as the Directors

9.D    Authorize the Chairman of Board and representatives       Mgmt          For                            For
       of 4 of Company's largest shareholders by voting
       power to serve on Nominating Committee and
       the assignment of the Nomination Committee

9.E    Approve the omission of remuneration to Nominating        Mgmt          For                            For
       Committee Members

9.F    Approve the remuneration of the Auditors                  Mgmt          For                            For

10.    Approve the Remuneration Policy and other terms           Mgmt          For                            For
       of employment for Executive Management

11.1   Approve the 2009 Share Matching Plan for all              Mgmt          For                            For
       employees

11.2   Grant authority for the reissuance of 13.9 million        Mgmt          For                            For
       Repurchased Class B Shares for 2009 Share Matching
       Plan for all employees

11.3   Approve the Swap Agreement with third party               Mgmt          For                            For
       as alternative to Item 11.2

11.4   Approve 2009 Share Matching Plan for key contributors     Mgmt          For                            For

11.5   Grant authority for the re-issuance of 8.5 million        Mgmt          For                            For
       repurchased Class B shares for 2009 Share Matching
       Plan for key contributors

11.6   Approve the Swap Agreement with third party               Mgmt          For                            For
       as alternative to Item 11.5

11.7   Approve the 2009 Restricted Stock Plan for executives     Mgmt          For                            For

11.8   Grant authority for the reissuance of 4.6 million         Mgmt          For                            For
       repurchased Class B shares for 2009 Restricted
       Stock Plan for executives

11.9   Approve the Swap Agreement with third party               Mgmt          For                            For
       as alternative to Item 11.8

12.    Grant authority for the reissuance of 11 million          Mgmt          For                            For
       repurchased class B shares to cover social
       costs in connection with 2001 Global Stock
       Incentive Program, and 2005, 2006, 2007, and
       2008 Long-Term Incentive and Variable Compensation
       Plans

13.    Amend the Articles regarding publication of               Mgmt          For                            For
       meeting notice shareholder proposals

14.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Authorize the Board of Directors to explore
       how A shares might be cancelled and to present
       at the next AGM of shareholders how the cancellation
       would be executed

15.    Close meeting                                             Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION.IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TELEFONICA SA, MADRID                                                                       Agenda Number:  701965228
--------------------------------------------------------------------------------------------------------------------------
        Security:  879382109
    Meeting Type:  OGM
    Meeting Date:  22-Jun-2009
          Ticker:
            ISIN:  ES0178430E18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 JUN 2009 AT 13.00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, the Management               Mgmt          For                            For
       report and the Board Management of Telefonica
       and consolidated group and the proposal of
       application of the 2008 result

2.     Approve the retribution of the shareholder and            Mgmt          For                            For
       to pay a dividend with charge to free reserves

3.     Approve the Incentive Buy Plan Shares for employers       Mgmt          For                            For

4.     Grant authority for the acquisition of own shares         Mgmt          For                            For

5.     Approve to reduce the share capital through               Mgmt          For                            For
       redemption of own shares

6.     Re-elect the Auditors                                     Mgmt          For                            For

7.     Approve the delegation of powers                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TELEKOM AUSTRIA AG, WIEN                                                                    Agenda Number:  701907125
--------------------------------------------------------------------------------------------------------------------------
        Security:  A8502A102
    Meeting Type:  OGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  AT0000720008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual statement of accounts for              Mgmt          No Action
       Company and Corporate Group INCL Management
       report and report of Supervisory Board

2.     Approve the appropriation of net profits                  Mgmt          No Action

3.     Grant discharge to the Board of Directors and             Mgmt          No Action
       Supervisory Board

4.     Approve the remuneration for Supervisory Board            Mgmt          No Action

5.     Elect the balance sheet Auditor                           Mgmt          No Action

6.     Receive the report of Board of Directors on               Mgmt          No Action
       share buy-back effected, shares held and use
       of

7.     Authorize the Board of Directors to: acquire              Mgmt          No Action
       own shares up to the maximum extent legally
       permitted during a period of 30 month starting
       the day of approval at a price range from EUR
       1,00 to EUR 30,00 and A] provide own shares
       to employees, and/or to serve Stock Options
       granted to employees, Managers and members
       of Board of Directors; B] use own shares to
       serve convertible bonds; C] use own shares
       - also abroad as consideration for acquisition
       of Enterprises, businesses or parts thereof
       or shares of one or more Companies; D] decrease
       share capital of the Company by up to EUR 100,326,000
       by withdrawing up to 46 million own shares
       without further decision by the AGM, Supervisory
       Board shall be entitled to decide upon alteration
       of statutes arising; E] sell own shares: [i]
       any time via SE or by public offer; [ii] for
       a period of 5 years starting the day of approval
       in any way legally permitted also other than
       via SE whereby Board of Directors can exclude
       general purchase opportunity this authorization
       replaces the authorization given in last years
       AGM

8.     Authorize the Board of Directors to issue, also           Mgmt          No Action
       in several Tranches, convertible bonds which
       grant right of subscription and/or conversion
       of up to 80 million shares of the Company

9.     Approve the conditional capital increase by               Mgmt          No Action
       up to EUR 87,240,000 by issuing up to 40 million
       new ordinary bearer no par value shares in
       order to serve holders of convertible bonds
       which the Board of Directors will be authorized
       in this AGM, this shall only be effected to
       the extent that holders of convertible Bonds
       exercise their subscription and/or conversion
       right with respect to shares of the Company
       and that Board of Directors resolves to serve
       convertible bonds with new shares amendment
       of Par. 4 of the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 TELENOR ASA                                                                                 Agenda Number:  701915297
--------------------------------------------------------------------------------------------------------------------------
        Security:  R21882106
    Meeting Type:  AGM
    Meeting Date:  11-May-2009
          Ticker:
            ISIN:  NO0010063308
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve the notice of the AGM                             Mgmt          For                            For

2.     Elect a representative to sign the minutes of             Mgmt          For                            For
       the AGM together with the Chairman of the meeting

3.     Approve the annual accounts and annual report             Mgmt          For                            For
       for the FY 2008

4.     Approve the remuneration to the Company's Auditor         Mgmt          For                            For

5.     Approve to determine the salary and other remuneration    Mgmt          For                            For
       to Senior Employees pursuant to Section 6-16a
       in the Act relating to Public Limited Companies

6.     Authorize the Board to acquire own shares                 Mgmt          For                            For

7.     Elect the shareholder representatives and Deputy          Mgmt          For                            For
       shareholder representatives to the Corporate
       assembly

8.     Elect the Members to the election Committee               Mgmt          For                            For

9.     Amend Section 5 of the Articles of Association            Mgmt          For                            For
       and increase the maximum number of Directors
       of the Board from 11 to 13

10.    Amend Section 9 of the Articles of Association            Mgmt          For                            For
       by changing the name of the Election Committee
       to "Nomination Committee"




--------------------------------------------------------------------------------------------------------------------------
 TELEVISION FRANCAISE 1 SA TF1, BOULOGNE BILLANCOURT                                         Agenda Number:  701867698
--------------------------------------------------------------------------------------------------------------------------
        Security:  F91255103
    Meeting Type:  MIX
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  FR0000054900
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Receive the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman of the Board of Directors and
       the Auditors, approves the Company's financial
       statements for the YE in 2008, as presented;
       accordingly, the shareholders' meeting gives
       permanent discharge to the Directors for the
       performance of their duties during the said
       FY

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approves the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Receive the special report of the auditors on             Mgmt          For                            For
       agreements governed by Article L.225-38 of
       the French Commercial Code, approves said report
       and the agreements referred to therein

O.4    Approve the noticed available earnings of EUR             Mgmt          For                            For
       244,339,483.77, taking into ac count the net
       income of EUR 138,921,498.49 and the retained
       earnings of EUR 105,417,985.28, approves the
       recommendations of the Board of Directors and
       resolves that the income for the FY be appropriated
       as follows: dividends in cash: EUR 100,302,931.24
       allocation of the balance to the retained earnings:
       EUR 144,036,552.53; the shareholders will receive
       a net dividend of EUR 0.47 per share of a par
       value of EUR 0.20, and will entitle to the
       40% deduction provided by the French Tax Code;
       this dividend w ill be paid on 27 ARP 2009;
       in the event that the Company holds so me of
       its own shares: the dividend on such shares
       shall be allocated to the retained earnings
       account; as required by Law, it is reminded
       that, for the last 3 financial years, the dividends
       paid, were as follows: EUR 0.65 for FY 2005,
       entitled to the 40% deduction provided by the
       French Tax Code, EUR 0.85 for FY 2006, entitled
       to the 40% deduction provided by the French
       Tax Code, EUR 0.85 for FY 2007, entitled to
       the 40% deduction provided by the French Tax
       Code

O.5    Ratify the co-optation of Mr. Gilles Pelisson             Mgmt          For                            For
       as a Director, to replace Claude Cohen who
       resigned, for the remainder of Claude Cohen's
       term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FY 2008

O.6    Approve to renew the appoint Mr. Patricia Barbizet        Mgmt          For                            For
       as a Director for a 2-year period

O.7    Approve to renew the appoint Mr. Martin Bouygues          Mgmt          For                            For
       as a Director for a 2-year period

O.8    Approve to renew the appoint Mr. Olivier Bouygues         Mgmt          For                            For
       as a Director for a 2-year period

O.9    Approve to renew the appoint Mr. Patrick Le               Mgmt          For                            For
       Lay as a Director for a 2-year period

O.10   Approve to renew the appoint Mr. Nonce Paolini            Mgmt          For                            For
       as a Director for a 2-year period

O.11   Approve to renew the appoint Mr. Gilles Pelisson          Mgmt          For                            For
       as a Director for a 2-year period

O.12   Approve to renew the appoint Mr. Haim Saban               Mgmt          Against                        Against
       as a Director for a 2-year period

O.13   Approve to renew the appoint the Company Bouygues         Mgmt          For                            For
       as a Director for a 2-year period

O.14   Re-appoint the Societe Francaise De participation         Mgmt          For                            For
       ET DE Gestion SFPG as a Director for a 2-year
       perio

O.15   Authorizes the Board of Directors to buy back             Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 25.00, minimum sale price
       EUR 15.00, maximum number of shares to be acquired:
       10% of the share capital, maximum funds invested
       in the share buybacks: EUR 533,000,000.00;
       authorization is given for an 18 month period
       it supersedes the amounts unused of any and
       all earlier authorizations to the same effect

E.16   Authorize s the Board of Directors to reduce              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       by cancelling all or part of the shares held
       by the Company in connection with various authorizations
       of shares purchase granted by the ordinary
       shareholders' meeting, in particular Resolution
       15, up to a maximum of 10% of the share capital
       over a 24 month period; this authorization
       is given for an 18-month period it supersedes
       the amounts unused of any and all earlier authorization
       to the same effect

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       on one or more occasions, in France or abroad,
       the share capital by issuance, with the shareholders'
       preferred subscription rights maintained, of
       ordinary shares of the Company and any kind
       of securities giving access to shares of the
       Company; the maximal nominal amount of capital
       increases to be carried out under this delegation
       of authority shall not exceed EUR 15,000,000.00;
       this overall ceiling of capital increase is
       common to Resolutions 19, 20, 22 and 23 and
       the total nominal amount of the capital increases
       carried out accordingly with these resolutions
       shall count against this overall ceiling; the
       nominal amount of debt securities issued shall
       not exceed EUR 900,000,000.00; this amount
       is common to the debt securities issued accordingly
       with Resolution 19, is autonomous and distinct
       from the amount of the debt securities issued
       accordingly with Resolution 24 and from the
       amount of the debt securities which would be
       decided by the Board of Directors in accordance
       with Article L.228-40 of the French Commercial
       Code; this delegation is given for a 26-month
       period it supersedes the amounts unused of
       any and all earlier delegations to the same
       effect

E.18   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, in 1 or more occasions,
       by a maximum nominal amount of EUR 400,000,000.00,
       by way of capitalizing reserves, profits, premiums
       or other sums, provided that such capitalization
       is allowed by Law under the by Laws, by issuing
       bonus shares by raising the par value of existing
       shares, or by a combination of these methods;
       this delegation is given for a 26-month period
       it supersedes the amounts unused of any and
       all earlier delegations to the same effect

E.19   Approve to delegates all powers to the Board              Mgmt          Against                        Against
       of Directors to increase on 1 or more occasions,
       in France or abroad, the share capital by issuance,
       with waiver of shareholders' pre-emptive rights,
       of ordinary shares of the Company and any kind
       of securities giving access to shares of the
       Company; the maximal nominal amount of capital
       increases to be carried out under this delegation
       of authority shall not exceed EUR 15,000,000.00;
       this amount shall count against the overall
       ceiling set forth in Resolution 17; the nominal
       amount of debt securities issued shall not
       exceed EUR 900,000,000.00; this amount the
       ceiling set forth in Resolution 17; this delegation
       is given for a 26-month period it supersedes
       the amounts unused of any and all earlier delegations
       to the same effect

E.20   Approve that, the Board of Directors may decide,          Mgmt          Against                        Against
       for each 1 of the issue decide accordingly
       with Resolution 17 and 19, to increase the
       number of securities to be issued in the event
       of a capital increase with or without preferential
       subscription right to shareholders, at the
       same price as the initial issue, within 30
       days of the closing of the subscription period
       and up to a maximum of 15% of the initial issue;
       this delegation is given for a 26-month period
       it supersedes the amounts unused of any and
       all earlier delegations to the same effect

E.21   Authorize the Board of Directors, for the issue           Mgmt          For                            For
       decided accordingly with Resolution 19, within
       the limit of 10% of the Company's share capital,
       over a 12-month period, to set the issue price
       of the ordinary shares or securities to be
       issued, in accordance with the terms and condition
       determined by the shareholders' meeting; this
       authorization is given for a 26-month period
       it supersedes the amounts unused of any and
       all earlier delegations to the same effect

E.22   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital, up to 10% of the share capital,
       by way of issuing ordinary shares of the Company
       or securities giving access to the capital,
       in consideration for the contributions in kind
       granted to the Company and comprised of capital
       securities or securities giving access to share
       capital; this delegation is given for a 26-month
       period it supersedes the amounts unused of
       any and all earlier delegations to the same
       effect

E.23   Authorize the Board of Directors to issue accordingly     Mgmt          Against                        Against
       with Resolution 19, Company's ordinary shares
       or securities giving access to the Company's
       existing or future ordinary shares, in consideration
       for securities tendered in a public exchange
       offer initiated in France or abroad, by the
       Company concerning the shares of quoted Company;
       the amount of capital increase carried out
       by virtue of the present resolution shall count
       against the overall ceiling set forth in Resolution
       17; this delegation is given for a 26-month
       period it supersedes the amounts unused of
       any and all earlier delegations to the same
       effect

E.24   Authorize the Board of Directors to increase              Mgmt          For                            For
       on 1 or more occasions, at its sole discretion,
       in France or abroad, the share capital up to
       a maximum nominal amount of EUR 900,000,000.00,
       by issuance of any securities giving right
       to the allocation of debt securities; this
       delegation is given for a 26-month period it
       supersedes the amounts unused of any and all
       earlier delegations to the same effect

E.25   Authorize the Board of Directors to increase              Mgmt          For                            For
       on 1 or more occasions, at its sole discretion,
       in favour of employees of corporate officers
       of the Company and related Companies, who are
       members of a Company Savings Plan; this delegation
       is given for a 26-month period and for an amount
       that shall not exceed 10% of the Company's
       capital; the ceiling of the present delegation
       is autonomous and distinct and the amount of
       such capital increase shall neither count against
       the overall ceiling set forth in Resolutions
       17, 18, nor the ceiling of the Resolution 15
       of the shareholders' meeting of 17 APR 2008;
       this delegation supersedes the fraction unused
       of any and all earlier delegations to the same
       effect; the shareholders' meeting decides to
       cancel the shareholders' preferential subscription
       rights in favour of the beneficiaries mentioned
       above

E.26   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, to employees, corporate
       officers of the Company and related Companies
       or groups of economic interest, options giving
       the right either to subscribe for new shares
       in the Company to be issued through a share
       capital increase, or to purchase existing shares
       purchased by the Company, it being provided
       that the options shall not give rights to subscribe
       or to purchase to a number of shares, which
       shall exceed the legal limits; the shareholders'
       meeting decides to cancel the shareholders'
       preferential subscription rights in favour
       of the beneficiaries mentioned above; this
       delegation is given for a 26-month period it
       supersedes the fraction unused of any and all
       earlier delegations to the same effect

E.27   Amend the Article 7 of the Bylaws: Class- paying          Mgmt          Against                        Against
       up- rights to fractions of shares, to comply
       with provisions governed by Article 36 of the
       Law 86-1067, dated 30 SEP 1986

E.28   Amend the Article 28 of the Bylaws: Lawsuit,              Mgmt          For                            For
       related to the Lawsuits between the shareholders
       and the Company and, or its Directors

E.29   Authorize the bearer of an original, a copy               Mgmt          For                            For
       or extract of the minutes of the meeting to
       carry out all filings, publications and other
       formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 TELIASONERA AB, STOCKHOLM                                                                   Agenda Number:  701818176
--------------------------------------------------------------------------------------------------------------------------
        Security:  W95890104
    Meeting Type:  OGM
    Meeting Date:  01-Apr-2009
          Ticker:
            ISIN:  SE0000667925
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY [POA] IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       Opening of the AGM                                        Non-Voting    No vote

1.     Elect Mr. Axel Calissendorff, Attorney-at-law             Mgmt          For                            For
       as the Chairman of the meeting

2.     Elect 2 persons to check the meeting minutes              Mgmt          For                            For
       along with the Chairperson

3.     Approve the voting register                               Mgmt          For                            For

4.     Adopt the agenda                                          Mgmt          For                            For

5.     Approve to confirm that the meeting has been              Mgmt          For                            For
       duly and properly convened

6.     Approve the presentation of the annual report             Mgmt          For                            For
       and the Auditor's report, consolidated financial
       statements and the Group Auditor's report for
       2008; speech by President Mr. Lars Nyberg in
       connection herewith and a description of the
       Board of Directors work during 2008

7.     Adopt the income statement, balance sheet, consolidated   Mgmt          Abstain                        Against
       income statement and the consolidated balance
       sheet for 2008

8.     Approve a dividend of SEK 1.80 per share be               Mgmt          For                            For
       distributed to the shareholders, and that 06
       APR 2009 be set as the record date for the
       dividend; if the AGM adopts this proposal,
       it is estimated that disbursement from Euroclear
       Sweden AB [formerly VPC AB] will take place
       on 09 APR 2009

9.     Grant discharge to the Members of the Board               Mgmt          Abstain                        Against
       of Directors and the President from personal
       liability towards the Company for the administration
       of the Company in 2008

10.    Approve the number of Board Members at 8 and              Mgmt          For                            For
       with no Deputy Board Members to be elected
       by the AGM

11.    Approve the remuneration to the Board of Directors,       Mgmt          For                            For
       until the next AGM would be SEK 1,000,000 to
       the Chairman, SEK 425,000 to each other Board
       Member elected by the AGM; the Chairman of
       the Board's Audit Committee would receive remuneration
       of SEK 150,000 and other Members of the Audit
       Committee receive SEK 100,000 each and the
       Chairman of the Board's Remuneration Committee
       would receive SEK 40,000 and other Members
       of the Remuneration Committee would receive
       SEK 20,000 each; all remuneration figures are
       the same as for previous period

12.    Re-elect Messrs. Maija-Liisa Friman, Conny Karlsson,      Mgmt          For                            For
       Lars G. Nordstrom, Timo Peltola, Jon Risfelt,
       Caroline Sundewall and Tom von Weymarn, Lans
       Renstrom; and the election will be preceded
       by information from the Chairperson concerning
       positions held in other Companies by the candidates

13.    Elect Mr. Tom von Weymarn as the Chairman of              Mgmt          For                            For
       the Board of Directors

14.    Elect Messrs.Viktoria Aastrup [Swedish state],            Mgmt          For                            For
       Kari Jarvinen [Finnish state via Solidium],
       KG Lindvall [Swedbank Robur funds], Lennart
       Ribohn [SEB funds] and Tom von Weymarn [Chairman
       of the Board of Directors] for the nomination
       Committee

15.    Approve the remuneration of the Executive Management      Mgmt          For                            For

16.A   Amend the Articles of Association [announcement           Mgmt          For                            For
       of notice]

16.B   Amend the Articles of Association [time limits            Mgmt          For                            For
       for notice]

17.A   Authorize the Board of Directors, on 1 or more            Mgmt          For                            For
       occasions prior to the 2010 AGM, on acquisitions
       of own shares, which may take place both on
       Nasdaq OMX Stockholm and/or Nasdaq OMX Helsingfors
       and in accordance with an offer to acquire
       shares directed to all shareholders or through
       a combination of these 2 alternatives; the
       maximum number of shares acquired shall be
       such that the Company's holding from time to
       time does not exceed 10% of all shares in the
       Company; acquisitions of shares on Nasdaq OMX
       Stockholm and/or Nasdaq OMX Helsingfors may
       only be made at a price within the spread between
       the highest bid price and lowest ask price
       prevailing from time to time on the exchanges;
       acquisitions of shares by way of offers to
       acquire shares directed to all the Companys
       shareholders may take place at an acquisition
       price which exceeds the prevailing market price,
       it will thereupon be possible, by means of
       detachable and tradable sales rights [Sw Saljratter],
       for the shareholders to enjoy the value of
       the premium which may arise as a consequence
       of the Company acquiring shares at a price
       in excess of the market price for the share,
       in order to compensate shareholders who neither
       sell sales rights nor participate in the acquisition
       offer, for their non-exercised sales rights,
       a bank or another financial institution that
       may be appointed by the Company shall, upon
       expiry of the application period but otherwise
       in accordance with the terms and conditions
       of the acquisition offer, be entitled to transfer
       shares to the Company and to pay compensation,
       amounting to the value of the non-exercised
       sales rights less the banks costs, to the shareholders
       concerned; however, the compensation payable
       may not exceed the compensation that may be
       paid per sales right in the event of an offer
       of commission-free sale of sales rights, in
       the event foreign legal and/or administrative
       rules significantly impede implementation of
       an acquisition offer in a particular country,
       the Board of Directors or a party appointed
       by the Board of Directors in its stead shall
       be entitled to effect a sale of sales rights
       on behalf of the shareholders concerned and
       shall, instead, pay the cash amount received
       upon a sale carried out with due care, less
       costs incurred, the Board of Directors shall
       be entitled to decide on other terms and conditions
       for the acquisition

17.B   Authorize the Board of Directors, on 1 or more            Mgmt          For                            For
       occasions prior to the 2010 AGM, on transfers
       of own shares on Nasdaq OMX Stockholm and/or
       Nasdaq OMX Helsingfors, with deviation from
       the shareholders' preferential rights, transfers
       may take place of all shares held by the Company
       at the time of the Board of Directors' resolution
       regarding transfer pursuant to this authorization,
       at a price within the spread between the highest
       bid price and lowest ask price prevailing from
       time to time on Nasdaq OMX Stockholm and/or
       Nasdaq OMX Helsingfors, the Board of Directors
       shall be entitled to decide on other terms
       and conditions for the transfer

       Closing of the AGM                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TELSTRA CORP LTD                                                                            Agenda Number:  701763662
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8975N105
    Meeting Type:  AGM
    Meeting Date:  21-Nov-2008
          Ticker:
            ISIN:  AU000000TLS2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 510671 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Chairman and Company Executive Officer presentations      Non-Voting    No vote

2.     Adopt the remuneration report for the FYE 30              Mgmt          For                            For
       JUN 2008

3.     To discuss the Company's financial statements             Non-Voting    No vote
       and reports for the YE 30 JUN 2008

S.4    Adopt the Constitution tabled at the meeting              Mgmt          For                            For
       and signed by the Chairman of the meeting for
       the purposes of identification, as the Constitution
       of the Company in place of the present Constitution,
       with effect from the close of the meeting

5.a    Elect  Mr. John Mullen as a Director                      Mgmt          For                            For

5.b    Re-elect Ms. Catherine Livingstone as a Director,         Mgmt          For                            For
       who retires by rotation

5.c    Re-elect Mr. Donald McGauchie as a Director,              Mgmt          For                            For
       who retires by rotation

5.d    Elect Mr. John Stewart as a Director                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TELUS CORPORATION                                                                           Agenda Number:  701896663
--------------------------------------------------------------------------------------------------------------------------
        Security:  87971M103
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA87971M1032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR ''ABSTAIN'' ONLY FOR RESOLUTION
       NUMBERS UNDER 1 AND 2. THANK YOU.

       Receive the Company's 2008 audited consolidated           Non-Voting    No vote
       financial statements together with the report
       of the Auditors on those statements

1.1    Elect Mr. H. [Dick] Auchinleck as a Director              Mgmt          For                            For
       of the Company for the ensuing year

1.2    Elect Mr. Charles Baillie as a Director of the            Mgmt          For                            For
       Company for the ensuing year

1.3    Elect Mr. Micheline Bouchard as a Director of             Mgmt          For                            For
       the Company for the ensuing year

1.4    Elect Mr. John Butler as a Director of the Company        Mgmt          For                            For
       for the ensuing year

1.5    Elect Mr. Brian A. Canfield as a Director of              Mgmt          For                            For
       the Company for the ensuing year

1.6    Elect Mr. Pierre Y. Ducros as a Director of               Mgmt          Against                        Against
       the Company for the ensuing year

1.7    Elect Mr. Darren Entwistle as a Director of               Mgmt          For                            For
       the Company for the ensuing year

1.8    Elect Mr. Ruston E.T. Goepel as a Director of             Mgmt          For                            For
       the Company for the ensuing year

1.9    Elect Mr. John S. Lacey as a Director of the              Mgmt          For                            For
       Company for the ensuing year

1.10   Elect Mr. Brian F. MacNeill as a Director of              Mgmt          For                            For
       the Company for the ensuing year

1.11   Elect Mr. Ronald P. Triffo as a Director of               Mgmt          For                            For
       the Company for the ensuing year

1.12   Elect Mr. Donald Woodley as a Director of the             Mgmt          For                            For
       Company for the ensuing year

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       for the ensuing year and authorize the Directors
       to fix their remuneration

       Transact other business                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN DIRECTOR NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TELUS CORPORATION                                                                           Agenda Number:  701903482
--------------------------------------------------------------------------------------------------------------------------
        Security:  87971M202
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA87971M2022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

1.     Receive the Companys 2008 audited consolidated            Non-Voting    No vote
       financial statements together with the report
       of the Auditors on those statements

2.     Elect Directors of the Company for the ensuing            Non-Voting    No vote
       year

3.     Appoint Deloitte & Touche LLP as the Auditors             Non-Voting    No vote
       for the ensuing year and authorize the Directors
       to fix their remuneration

4.     Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TERUMO CORPORATION                                                                          Agenda Number:  701994116
--------------------------------------------------------------------------------------------------------------------------
        Security:  J83173104
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3546800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TEVA PHARMACEUTICAL INDS LTD                                                                Agenda Number:  701957346
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8769Q102
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2009
          Ticker:
            ISIN:  IL0006290147
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the final dividend                                Mgmt          For                            For

2.1    Elect Mr. Phillip Frost as a Director                     Mgmt          For                            For

2.2    Elect Mr. Roger Abravanel as a Director                   Mgmt          For                            For

2.3    Elect Mr. Elon Kohlberg as a Director                     Mgmt          For                            For

2.4    Elect Mr. Yitzhak Peterburg as a Director                 Mgmt          For                            For

2.5    Elect Mr. Erez Vigodman as a Director                     Mgmt          For                            For

3.     Appoint the Auditors and authorize the Board              Mgmt          For                            For
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 THALES, NEUILLY SUR SEINE                                                                   Agenda Number:  701935465
--------------------------------------------------------------------------------------------------------------------------
        Security:  F9156M108
    Meeting Type:  MIX
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  FR0000121329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 551379 DUE TO ADDITION OF RESOLUTION.ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Approve the consolidated accounts for the 2008            Mgmt          For                            For
       FY

O.2    Approve the unconsolidated accounts for the               Mgmt          For                            For
       2008 FY

O.3    Approve the distribution of the Company's profits         Mgmt          For                            For
       and fixation of the dividend

O.4    Approve the regulated agreements authorized               Mgmt          For                            For
       by 06 MAR 2008 Board of Directors

O.5    Approve the regulated commitment authorized               Mgmt          For                            For
       by 24 MAR 2008 Board of Directors

O.6    Approve renewal of a Permanent Statutory Auditor's        Mgmt          For                            For
       mandate

O.7    Appoint a temporary Statutory Auditor                     Mgmt          For                            For

O.8    Authorize the Board of Directors to allow the             Mgmt          For                            For
       Company to operate on its own shares under
       a share repurchase program, with a maximum
       purchase price of EUR 50 per share

E.9    Authorize the Board of Directors to cancel within         Mgmt          For                            For
       the framework of the shares acquired under
       a share repurchase program

E.A    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve the modification of Article 11 of the
       statutes

O.10   Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF KYOTO,LTD.                                                                      Agenda Number:  701991019
--------------------------------------------------------------------------------------------------------------------------
        Security:  J03990108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3251200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Allow Use of
       Electronic Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF NOVA SCOTIA                                                                     Agenda Number:  701808529
--------------------------------------------------------------------------------------------------------------------------
        Security:  064149107
    Meeting Type:  AGM
    Meeting Date:  03-Mar-2009
          Ticker:
            ISIN:  CA0641491075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS 1.1 to 1.14 AND 2 AND ''IN FAVOR" OR
       "AGAINST" ONLY FOR RESOLUTIONS 3 to 11. THANK
       YOU.

       Receive the financial statements for the FYE              Non-Voting    No vote
       31 OCT 2008 and the Auditors' report on the
       financial statements

1.1    Elect Mr. Ronald A. Brenneman as a Director               Mgmt          For                            For

1.2    Elect Mr. C.J. Chen as a Director                         Mgmt          For                            For

1.3    Elect Ms. N. Ashleigh Everett as a Director               Mgmt          For                            For

1.4    Elect Mr. John C. Kerr as a Director                      Mgmt          For                            For

1.5    Elect Hon. Michael J.L. Kirby as a Director               Mgmt          For                            For

1.6    Elect Mr. John T. Mayberry as a Director                  Mgmt          For                            For

1.7    Elect Mr. Thomas C . O'Neill as a Director                Mgmt          For                            For

1.8    Elect Ms. Elizabeth Parr-Johnston as a Director           Mgmt          For                            For

1.9    Elect Mr. Alexis E. Rovzar De La Torre as a               Mgmt          For                            For
       Director

1.10   Elect Mr. Indira V. Samarasekera as a Director            Mgmt          For                            For

1.11   Elect Mr. Allan C. Shaw as a Director                     Mgmt          For                            For

1.12   Elect Mr. Paul D. Sobey as a Director                     Mgmt          For                            For

1.13   Elect Ms. Barbara S. Thomas as a Director                 Mgmt          For                            For

1.14   Elect Mr. Richard E. Waugh as a Director                  Mgmt          For                            For

2.     Appoint KPMG LLP as the Auditors                          Mgmt          For                            For

3.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       1: approve, Regulatory structure for Long Term
       Incentive Plan further a change of control
       it is proposed that the Board of Director adopt,
       a policy stating that, further to a change
       of control, executives benefiting from a variable
       pay program linked to the stock price of the
       Company may only realize its proceeds at the
       average closing price of the stock during the
       fourth month preceding the announcement of
       the transaction

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           For                            Against
       2: approve, the Board of Director adopt a governance
       rule whereby senior Executive compensation
       policy be the subject of an advisory vote by
       shareholders

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       3: approve, women on Boards of Directors Considering
       that there is currently among both men and
       women a pool of important and diversified skills
       and experience necessary to fulfill the profiles
       required of Directors of Corporation, it is
       proposed that the Board of Directors adopt
       a policy that requires that 50% of the new
       applicants proposed as Members of the Board
       be women until gender parity is reached

6.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       4: Approve, that the Board of Directors adopt
       for Members of the compensation Committee and
       external compensation consultants, the same
       independence policy as the one governing the
       Members of the Audit Committee and External
       Auditors

7.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       5: approve, that the Board of Directors adopt
       a governance rule limiting the number of Boards
       on which any of its Directors may sit to [4]

8.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           For                            Against
       6: Approve, that shareholders of Bank of Nova
       Scotia urge the Board of Directors to adopt
       a policy that Bank of Nova Scotia's shareholders
       be given the opportunity at each annual meeting
       of shareholders to vote on an advisory resolution
       management, to ratify the report of the Human
       Resources Committee set forth in the proxy
       statement, the proposal submitted to shareholders
       should ensure that shareholders understand
       that the vote is non-binding and would not
       affect any compensation paid or awarded to
       any named Executive Officer

9.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       7: Approve, the shareholders recommend to the
       Board of Directors that it undertake a comprehensive
       review of executive compensation to ensure
       that incentives do not encourage extreme risks,
       and that bonuses are paid out only when long-term
       performance has been proven to be sound and
       sustainable, this review should lead to new
       policies to place before the shareholders for
       approval in one year's time

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       8: Approve, the shareholders recommend to the
       Board of Directors that a comprehensive review
       be undertaken with respect to short-selling,
       if warranted, the Board shall bring forward
       a policy for consideration by the shareholders,
       and, if necessary, for submission to the legislators
       and regulators

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       9: Approve, the shareholders recommend to the
       Board of Directors that it review its policies
       on Director recruitment, especially with regard
       to the number of current and Former Chief Executive
       Officers of other Corporations who are nominated

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF YOKOHAMA,LTD.                                                                   Agenda Number:  701977425
--------------------------------------------------------------------------------------------------------------------------
        Security:  J04242103
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3955400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE CARPHONE WAREHOUSE GROUP PLC, LONDON                                                    Agenda Number:  701652631
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5344S105
    Meeting Type:  AGM
    Meeting Date:  31-Jul-2008
          Ticker:
            ISIN:  GB0008787029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors for the period ended
       29 MAR 2008

2.     Approve the remuneration report set out in the            Mgmt          Against                        Against
       annual report 2008

3.     Declare a final dividend of 3.00 pence per ordinary       Mgmt          For                            For
       share for the period ended 29 MAR 2008

4.     Re-elect Mr. Charles Dunstone as a Director               Mgmt          For                            For

5.     Re-elect Mr. Roger Taylor as a Director                   Mgmt          For                            For

6.     Re-elect Mr. John Gildersleeve as a Director              Mgmt          For                            For

7.     Re-elect Mr. David Goldie as a Director                   Mgmt          For                            For

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company and authorize the Board to determine
       the Auditors' remuneration

S.9    Adopt new Articles of Association as specified            Mgmt          For                            For

S.10   Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80(1) of the Companies Act 1985 [the
       Act], to allot and issue relevant securities
       [Section 80(2) of the Act] up to an aggregate
       nominal amount of GBP 304,698 being the aggregate
       nominal amount of one third of the issued share
       capital of the Company as at 29 MAR 2008; [Authority
       expires at the earlier of the conclusion of
       the AGM of the Company in 2009 or 15 months];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Act, to allot equity securities [Section
       94(2) of the Act] for cash pursuant to the
       authority conferred by Resolution 10, disapplying
       the statutory pre-emption rights [Section 89(1)
       of the Act], provided that this power is limited
       to the allotment of equity securities: a) in
       connection with a rights issue in favor of
       the holders of ordinary shares of 0.1p each
       in the capital of the Company [Ordinary Shares];
       and b) up to an aggregate nominal amount equal
       to GBP 45,705 [5% of the issued share capital
       of the Company as at 29 MAR 2008]; [Authority
       expires at the earlier of the conclusion of
       the AGM of the Company in 2009 or 15 months];
       and authorize the Directors to allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.12   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Act, to make market purchases [Section
       163 of the Act] of up to 91,409,295 ordinary
       shares, at a minimum price which may be paid
       is the 0.1p nominal value of each share and
       not more than 5% above the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Plc Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2009 or 15 months]; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 THE CHIBA BANK,LTD.                                                                         Agenda Number:  701990992
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05670104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3511800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Directors and Retiring  Corporate
       Auditors

6.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE CHUGOKU ELECTRIC POWER COMPANY,INCORPORATED                                             Agenda Number:  702004045
--------------------------------------------------------------------------------------------------------------------------
        Security:  J07098106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3522200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4      Shareholder's Proposal: Amend Articles to Ban             Shr           Against                        For
       Newly Building Nuclear Power    Facilities

5      Shareholder's Proposal: Amend Articles to Abolish         Shr           Against                        For
       Use of Nuclear Fuels

6      Shareholder's Proposal: Amend Articles to Add             Shr           Against                        For
       Provisions About Transition     Into Sustainable
       Energy Generation

7      Shareholder's Proposals: Appoint a Director               Shr           Against                        For

8      Shareholder's Proposals: Appoint a Corporate              Shr           Against                        For
       Auditor

9      Shareholder's Proposals: Approve Appropriation            Shr           Against                        For
       of Profits




--------------------------------------------------------------------------------------------------------------------------
 THE DAIEI,INC.                                                                              Agenda Number:  701953019
--------------------------------------------------------------------------------------------------------------------------
        Security:  J08946196
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  JP3480200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions, Allow Board to
       Make Rules   Governing Exercise of Shareholders'
       Rights, Expand Business Lines

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THE FURUKAWA ELECTRIC CO.,LTD.                                                              Agenda Number:  701984836
--------------------------------------------------------------------------------------------------------------------------
        Security:  J16464117
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3827200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THE GUNMA BANK,LTD.                                                                         Agenda Number:  701991134
--------------------------------------------------------------------------------------------------------------------------
        Security:  J17766106
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3276400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Reduce Term of
       Office of Directors to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 THE HACHIJUNI BANK,LTD.                                                                     Agenda Number:  701991184
--------------------------------------------------------------------------------------------------------------------------
        Security:  J17976101
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3769000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE JOYO BANK,LTD.                                                                          Agenda Number:  701998520
--------------------------------------------------------------------------------------------------------------------------
        Security:  J28541100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3394200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Retirement Allowance for Retiring Directors       Mgmt          Against                        Against
       and Corporate Auditors,   and Payment of Accrued
       Benefits associated with Abolition of Retirement
       Benefit System for Current Directors
       and Corporate Auditors

6      Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Directors




--------------------------------------------------------------------------------------------------------------------------
 THE KANSAI ELECTRIC POWER COMPANY,INCORPORATED                                              Agenda Number:  702008156
--------------------------------------------------------------------------------------------------------------------------
        Security:  J30169106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3228600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications,
       Reduce Term of Office of Directors to One
       Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

4      Shareholder's Proposal: Approve Appropriation             Shr           Against                        For
       of Profits

5      Shareholder's Proposal: Remove a Director                 Shr           Against                        For

6      Shareholder's Proposal: Amend Articles to Reduce          Shr           Against                        For
       Maximum Board Size to 8, and Include One Director
       from the Nuclear Blast Victims Labor Movement

7      Shareholder's Proposal: Amend Articles to Prohibit        Shr           Against                        For
       Use of Nuclear Power

8      Shareholder's Proposal: Amend Articles to Require         Shr           Against                        For
       Establishment of a          Remuneration Committee
       Comprised of a Majority of Outside Directors,
       and      Require Disclosure of Individual Remunerations

9      Shareholder's Proposal:  Amend Articles to Investigate    Shr           Against                        For
       Nuclear Fuel           Reprocessing in Coordination
       with Outside Experts

10     Shareholder's Proposal:  Amend Articles to Investigate    Shr           Against                        For
       Plutonium Management   and Prohibit the Use
       of Plutonium

11     Shareholder's Proposal:  Amend Articles to Provide        Shr           Against                        For
       a Report on Alternative    Energy Sources Created
       in Coordination with Outside Experts

12     Shareholder's Proposal:  Amend Articles to Base           Shr           Against                        For
       All Operations on Global CSR  Standards

13     Shareholder's Proposal:  Amend Articles to Require        Shr           For                            Against
       All Minutes from           Shareholders Meetings
       to Correctly Reflect All Statements and Be
       Distributed  Via the Internet

14     Shareholder's Proposal:  Amend Articles to Reduce         Shr           Against                        For
       Maximum Board Size to 12

15     Shareholder's Proposal: Amend Articles to Reduce          Shr           Against                        For
       Maximum Auditors Board Size  to 6, and Include
       2 Members of an Environmental Protection NGO

16     Shareholder's Proposal: Amend Articles to Proactively     Shr           Against                        For
       Implement Environmental Policies Across the
       Group

17     Shareholder's Proposal: Amend Articles to Promote         Shr           Against                        For
       a Shift from Nuclear Power  to Natural Energy

18     Shareholder's Proposal: Amend Articles to Prioritize      Shr           Against                        For
       Improvements to the      Labor Environment
       for Employees and Consumers/Local Populus

19     Shareholder's Proposal: Amend Articles to Prioritize      Shr           Against                        For
       Capital Investment in    Utility Infrastructures
       and Securing Labor




--------------------------------------------------------------------------------------------------------------------------
 THE LINK REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701652578
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5281M111
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2008
          Ticker:
            ISIN:  HK0823032773
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To note the audited financial statements of               Non-Voting    No vote
       The Link Real Estate Investment Trust [The
       Link REIT] together with the Auditors' report
       for the FYE 31 MAR 2008

2.     To note the appointment of the Auditors of The            Non-Voting    No vote
       Link REIT and the fixing of their remuneration

3.A    Re-appoint Mr. Ian David Murray ROBINS, Director          Mgmt          For                            For
       of The Link Management Limited, as a Manager
       of the Link REIT [the Manager], who retires
       pursuant to Article 121 of the Articles of
       Association of the Manager

3.B    Re-appoint Mr. Ian Keith GRIFFITHS, Director              Mgmt          For                            For
       of The Link Management Limited, as a Manager
       of the Link REIT [the Manager], who retires
       pursuant to Article 121 of the Articles of
       Association of the Manager

3.C    Re-appoint Professor Richard WONG Yue Chim,               Mgmt          For                            For
       Director of The Link Management Limited, as
       a Manager of the Link REIT [the Manager], who
       retires pursuant to Article 121 of the Articles
       of Association of the Manager

4.A    Re-elect Dr. Patrick FUNG Yuk Bun as a Director           Mgmt          For                            For
       of the Manager, who will retire by rotation
       pursuant to Article 125 of the Articles of
       Association of the Manager

4.B    Re-elect Mr. Stanley KO Kam Chuen as a Director           Mgmt          For                            For
       of the Manager, who will retire by rotation
       pursuant to Article 125 of the Articles of
       Association of the Manager

5.     Authorize the Managers, to make on-market repurchase      Mgmt          For                            For
       of the units of The Link REIT on the Stock
       Exchange of Hong Kong Limited, subject to and
       in accordance with the trust deed constituting
       The link REIT [the Trust Deed], the laws of
       Hong Kong, the Code on Real Estate Investment
       Trusts [ the REIT Code] and the guidelines
       issued by the Securities and Futures Commission
       of Hong Kong from time to time and the terms,
       not exceeding 10% of the total number of units
       of The Link REIT in issue at the date of passing
       this resolution, as specified; [Authority expires
       the earlier at the conclusion of the next AGM
       of The Link REIT or the expiration of the period
       within which the next AGM of the Company is
       to be held by Trust Deed, the REIT Code or
       any applicable law of Bermuda]




--------------------------------------------------------------------------------------------------------------------------
 THE SHIZUOKA BANK,LTD.                                                                      Agenda Number:  701991007
--------------------------------------------------------------------------------------------------------------------------
        Security:  J74444100
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3351200005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE SUMITOMO TRUST AND BANKING COMPANY,LIMITED                                              Agenda Number:  701988074
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77970101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3405000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Increase Authorized Capital            Mgmt          Against                        Against
       to 3,400,000,000 shs., Establish Articles Related
       to Class 2 Preferred Shares, Class 3 Preferred
       Shares and Class 4 Preferred Shares and Class
       Shareholders Meetings, Approve Minor Revisions
       Related to Dematerialization of Shares and
       the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE TOKYO ELECTRIC POWER COMPANY,INCORPORATED                                               Agenda Number:  701988163
--------------------------------------------------------------------------------------------------------------------------
        Security:  J86914108
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3585800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Appropriation of Surplus                                  Mgmt          For                            For

2.     Partial Amendments to the Articles of Incorporation       Mgmt          For                            For

3.1    Election of a Director                                    Mgmt          For                            For

3.2    Election of a Director                                    Mgmt          For                            For

3.3    Election of a Director                                    Mgmt          For                            For

3.4    Election of a Director                                    Mgmt          For                            For

3.5    Election of a Director                                    Mgmt          For                            For

3.6    Election of a Director                                    Mgmt          For                            For

3.7    Election of a Director                                    Mgmt          For                            For

3.8    Election of a Director                                    Mgmt          For                            For

3.9    Election of a Director                                    Mgmt          For                            For

3.10   Election of a Director                                    Mgmt          For                            For

3.11   Election of a Director                                    Mgmt          For                            For

3.12   Election of a Director                                    Mgmt          For                            For

3.13   Election of a Director                                    Mgmt          For                            For

3.14   Election of a Director                                    Mgmt          For                            For

3.15   Election of a Director                                    Mgmt          For                            For

3.16   Election of a Director                                    Mgmt          For                            For

3.17   Election of a Director                                    Mgmt          For                            For

3.18   Election of a Director                                    Mgmt          For                            For

3.19   Election of a Director                                    Mgmt          For                            For

3.20   Election of a Director                                    Mgmt          For                            For

4.     Election of an Auditor                                    Mgmt          Against                        Against

5.     Shareholders' Proposals : Distribution of Surplus         Shr           Against                        For

6.     Shareholders' Proposals : Partial Amendments              Shr           Against                        For
       to the Articles of Incorporation (1)

7.     Shareholders' Proposals : Partial Amendments              Shr           Against                        For
       to the Articles of Incorporation (2)

8.     Shareholders' Proposals : Partial Amendments              Shr           For                            Against
       to the Articles of Incorporation (3)




--------------------------------------------------------------------------------------------------------------------------
 THOMSON REUTERS CORP                                                                        Agenda Number:  701895421
--------------------------------------------------------------------------------------------------------------------------
        Security:  884903105
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  CA8849031056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTIONS
       "3 AND 4.A TO 4. F" AND "IN FAVOR" OR ''ABSTAIN"
       ONLY FOR RESOLUTION NUMBERS "1.1 TO 1.15 AND
       2". THANK YOU.

1.1    Elect Mr. David Thomson as a Director of Thomson          Mgmt          For                            For
       Reuters

1.2    Elect Mr. W. Geoffrey Beattie as a Director               Mgmt          For                            For
       of Thomson Reuters

1.3    Elect Mr. Niall FitzGerald, KBE as a Director             Mgmt          For                            For
       of Thomson Reuters

1.4    Elect Mr. Thomson H. Glocer as a Director of              Mgmt          For                            For
       Thomson Reuters

1.5    Elect Mr. Manvinder S. Banga as a Director of             Mgmt          For                            For
       Thomson Reuters

1.6    Elect Ms. Mary Cirillo as a Director of Thomson           Mgmt          For                            For
       Reuters

1.7    Elect Mr. Steven A. Denning as a Director of              Mgmt          For                            For
       Thomson Reuters

1.8    Elect Mr. Lawton Fitt as a Director of Thomson            Mgmt          For                            For
       Reuters

1.9    Elect Mr. Roger L. Martin as a Director of Thomson        Mgmt          For                            For
       Reuters

1.10   Elect Sir Deryck Maughan as a Director of Thomson         Mgmt          For                            For
       Reuters

1.11   Elect Mr. Ken Olisa as a Director of Thomson              Mgmt          For                            For
       Reuters

1.12   Elect Mr. Vance K. Opperman as a Director of              Mgmt          For                            For
       Thomson Reuters

1.13   Elect Mr. John M. Thompson as a Director of               Mgmt          For                            For
       Thomson Reuters

1.14   Elect Mr. Peter J. Thomson as a Director of               Mgmt          For                            For
       Thomson Reuters

1.15   Elect Mr. John A. Tory as a Director of Thomson           Mgmt          For                            For
       Reuters

2.     Re-appoint the Canadian Firm of PricewaterhouseCoopers    Mgmt          For                            For
       LLP as the Auditors of Thomson Reuters Corporation
       and the UK Firm of PricewaterhouseCoopers LLP
       as the Auditors of Thomson Reuters PLC and
       authorize the Directors of Thomson Reuters
       to fix the Auditors' remuneration

3.     Receive the financial statements of Thomson               Mgmt          For                            For
       Reuters for the YE 31 DEC 2008 and the Auditors'
       report on those statements [consisting of the
       primary Thomson Reuters Corporation consolidated
       financial statements as well as standalone
       Thomson Reuters PLC financial statements prepared
       to comply with UK legal and regulatory requirements]

4.a    Receive the Directors' report of Thomson Reuters          Mgmt          For                            For
       PLC for the YE 31 DEC 2008 in accordance with
       UK legal and regulatory requirements applicable
       to Thomson Reuters PLC

4.b    Approve the Directors' remuneration report [and           Mgmt          Against                        Against
       the Auditors' report thereon] of Thomson Reuters
       PLC for the YE 31 DEC 2008 in accordance with
       UK legal and regulatory requirements applicable
       to Thomson Reuters PLC

4.c    Approve a renewal of the authority to allot               Mgmt          For                            For
       Thomson Reuters PLC shares in accordance with
       UK legal and regulatory requirements applicable
       to Thomson Reuters PLC

4.d    Approve a renewal of the disapplication of preemptive     Mgmt          For                            For
       rights related to the issuance of Thomson Reuters
       PLC shares in accordance with UK legal and
       regulatory requirements applicable to Thomson
       Reuters PLC

4.e    Approve a renewal to the authority to buy back            Mgmt          For                            For
       Thomson Reuters PLC ordinary shares in the
       open market in accordance with UK legal and
       regulatory requirements applicable to Thomson
       Reuters PLC

4.f    Approve a continuing authority for Thomson Reuters        Mgmt          Against                        Against
       PLC to call a general meeting of shareholders
       [other than an AGM] in accordance with Thomson
       Reuters PLC's Articles of Association upon
       not less than 14 days' notice in writing in
       accordance with UK legal and regulatory requirements
       applicable to Thomson Reuters PLC

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 THOMSON REUTERS PLC, LONDON                                                                 Agenda Number:  701898504
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8847Z105
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  GB00B29MWZ99
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTIONS
       "1.1 TO 1.15" AND 2" AND 'IN FAVOR' OR 'AGAINST'
       ONLY FOR RESOLUTIONS "3 AND 4.A TO 4.F". THANK
       YOU.

1.1    Elect Mr. David Thomson as a Director of Thomson          Mgmt          For                            For
       Reuters

1.2    Elect Mr. W. Geoffrey Beattie as a Director               Mgmt          For                            For
       of Thomson Reuters

1.3    Elect Mr. Niall FitzGerald, KBE as a Director             Mgmt          For                            For
       of Thomson Reuters

1.4    Elect Mr. Thomson H. Glocer as a Director of              Mgmt          For                            For
       Thomson Reuters

1.5    Elect Mr. Manvinder S. Banga as a Director of             Mgmt          For                            For
       Thomson Reuters

1.6    Elect Ms. Mary Cirillo as a Director of Thomson           Mgmt          For                            For
       Reuters

1.7    Elect Mr. Steven A. Denning as a Director of              Mgmt          For                            For
       Thomson Reuters

1.8    Elect Mr. Lawton Fitt as a Director of Thomson            Mgmt          For                            For
       Reuters

1.9    Elect Mr. Roger L. Martin as a Director of Thomson        Mgmt          For                            For
       Reuters

1.10   Elect Sir Deryck Maughan as a Director of Thomson         Mgmt          For                            For
       Reuters

1.11   Elect Mr. Ken Olisa as a Director of Thomson              Mgmt          For                            For
       Reuters

1.12   Elect Mr. Vance K. Opperman as a Director of              Mgmt          For                            For
       Thomson Reuters

1.13   Elect Mr. John M. Thompson as a Director of               Mgmt          For                            For
       Thomson Reuters

1.14   Elect Mr. Peter J. Thomson as a Director of               Mgmt          For                            For
       Thomson Reuters

1.15   Elect Mr. John A. Tory as a Director of Thomson           Mgmt          For                            For
       Reuters

2.     Re-appoint the Canadian Firm of PricewaterhouseCoopers    Mgmt          For                            For
       LLP as the Auditors of Thomson Reuters Corporation
       and the UK Firm of PricewaterhouseCoopers LLP
       as the Auditors of Thomson Reuters PLC and
       authorize the Directors of Thomson Reuters
       to fix the Auditors' remuneration

3.     Receive the financial statements of Thomson               Mgmt          For                            For
       Reuters for the YE 31 DEC 2008 and the Auditors'
       report on those statements [consisting of the
       primary Thomson Reuters Corporation consolidated
       financial statements as well as standalone
       Thomson Reuters PLC financial statements prepared
       to comply with UK legal and regulatory requirements]

4.a    Receive the Directors' report of Thomson Reuters          Mgmt          For                            For
       PLC for the YE 31 DEC 2008 in accordance with
       UK legal and regulatory requirements applicable
       to Thomson Reuters PLC

4.b    Approve the Directors' remuneration report [and           Mgmt          Against                        Against
       the Auditors' report thereon] of Thomson Reuters
       PLC for the YE 31 DEC 2008 in accordance with
       UK legal and regulatory requirements applicable
       to Thomson Reuters PLC

4.c    Approve a renewal of the authority to allot               Mgmt          For                            For
       Thomson Reuters PLC shares in accordance with
       UK legal and regulatory requirements applicable
       to Thomson Reuters PLC

4.d    Approve a renewal of the disapplication of preemptive     Mgmt          For                            For
       rights related to the issuance of Thomson Reuters
       PLC shares in accordance with UK legal and
       regulatory requirements applicable to Thomson
       Reuters PLC

4.e    Approve a renewal to the authority to buy back            Mgmt          For                            For
       Thomson Reuters PLC ordinary shares in the
       open market in accordance with UK legal and
       regulatory requirements applicable to Thomson
       Reuters PLC

4.f    Approve a continuing authority for Thomson Reuters        Mgmt          Against                        Against
       PLC to call a general meeting of shareholders
       [other than an AGM] in accordance with Thomson
       Reuters PLC's Articles of Association upon
       not less than 14 days' notice in writing in
       accordance with UK legal and regulatory requirements
       applicable to Thomson Reuters PLC

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 THOMSON, BOULOGNE BILLANCOURT                                                               Agenda Number:  701956572
--------------------------------------------------------------------------------------------------------------------------
        Security:  F91823108
    Meeting Type:  MIX
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  FR0000184533
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions. The following
       applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative."

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Report of the Board of Directors and general              Non-Voting    No vote
       report of the Statutory Auditors on the annual
       and consolidated accounts for the FY ended
       on 31 DEC 2008 and special report of the Statutory
       Auditors on the regulated agreements

       Report of the Board of Director's Chairman on             Non-Voting    No vote
       the preparation and organization of work of
       the Board of Directors and on internal control
       procedures and risk management; and report
       of the Statutory Auditors relative to the Board
       of Director's Chairman

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE on 31 DEC 2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       on 31 DEC 2008

O.3    Approver the distribution of profits for the              Mgmt          For                            For
       FYE on 31 DEC 2008

O.4    Appoint Mr. Frederic Rose as a Board Member               Mgmt          For                            For

O.5    Approve the mandate term and renewal of Mr.               Mgmt          For                            For
       Frederic Rose's as a Board Member

O.6    Approve the mandate term and renewal of Mr.               Mgmt          For                            For
       Pierre Lescure's as a Board Member

O.7    Approve the mandate term and renewal of Mr.               Mgmt          For                            For
       Francois de Carbonnel's as a Board Member

O.8    Approve, under the regulated agreements referred          Mgmt          For                            For
       to in Article L.225-38 of the Commercial Code
       in reference to Article L.225-42-1 of the said
       Code, the terms and conditions of the restrictive
       covenant bond of Mr. Frederic Rose for the
       benefit of the Company

O.9    Approve, under the conventions referred to in             Mgmt          For                            For
       Article L.225-38 of the Commercial Code in
       reference to Article L.225-42-1 of the said
       Code, the terms and conditions of the compensation
       due to Mr. Frederic Rose in the event of dismissal
       from his position as General Manager

O.10   Approve, under the regulated agreements referred          Mgmt          For                            For
       to in Article L.225-38 of the Commercial Code,
       of the exceptional payment of EUR 60,000 allocated
       to Mr. Francois de Carbonnel by the Board of
       Directors on 09 APR 2008 for the research mission
       of a new General Manager

O.11   Approve, under the regulated agreements referred          Mgmt          For                            For
       to in Article L.225-38 of the Commercial Code,
       of the exceptional payment of EUR 8000 allocated
       to Mr. Paul Murray by the Board of Directors
       on 23 JULY 2008 for the monitoring mission
       of a dispute

O.12   Approve, under the regulated agreements referred          Mgmt          For                            For
       to in Article L.225-38 of the Commercial Code,
       of the exceptional payment of EUR 360,000 allocated
       to Mr. JulianWaldron by the Board of Directors
       on 28 MAR 2008 under his employment contract
       as Chief Financial Officer

O.13   Powers for formalities                                    Mgmt          For                            For

E.14   Amend the Article 11.1 of the Company's Statutes          Mgmt          For                            For
       [Modification of the number of Board Members]

E.15   Amend the Article 8.2.2 of the Company's Statutes         Mgmt          For                            For
       [Cancellation of the bond for any shareholder
       from holding more than 2% or more of the share
       capital or voting rights to include securities
       registered]

E.16   Approve the decision not to dissolve the Company          Mgmt          For                            For
       as a result of the loss of half of the share
       capital




--------------------------------------------------------------------------------------------------------------------------
 THYSSENKRUPP AG, DUISBURG/ESSEN                                                             Agenda Number:  701792891
--------------------------------------------------------------------------------------------------------------------------
        Security:  D8398Q119
    Meeting Type:  AGM
    Meeting Date:  23-Jan-2009
          Ticker:
            ISIN:  DE0007500001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 02 JAN 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007/2008 FY with the
       report of the Supervisory Board, the group
       financial statements and group annual report
       as well as the report by the Board of Managing
       Directors pursuant to Sections 289[4] and 315[4]
       of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 668,835,757.20 as follows: Payment
       of a dividend of EUR 1.30 per no-par share
       EUR 66,320,217.60 shall be carried forward
       Ex-dividend and payable date: 26 JAN 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008/2009             Mgmt          For                            For
       FY and for the interim report: KPMG AG, Berlin

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares: a) the Company shall be authorized
       to acquire own shares of up to 10% of the Company's
       share capital, the authorization is not valid
       for trading in own shares; b) the authorization
       may be exercised once or several times, for
       one or more purposes, by the Company or by
       a third party at the Company's expenses, on
       or before 22 JUL 2010 , the authorization to
       acquire own shares adopted by the general meeting
       on 18 JAN 2008 shall be revoked when the new
       authorization comes into effect; c) the shares
       may be acquired through the stock exchange
       at a price not deviating more than 5% from
       t he market price, by way of a public repurchase
       offer at a price not deviating more than 10%,
       from the market price, or through the acquisition
       of equity derivatives [put and/or call options]
       whose terms must end on 22 JUL 2010 at the
       latest; d) the Board of Managing Directors
       shall be authorized to retire the shares, to
       dispose of the shares in a manner other than
       the stock exchange or an offer to all shareholders
       if the shares are sold at a price not materially
       below their market price, to use the shares
       in connection with mergers and acquisitions
       against payment in kind or for satisfying conversion
       or option rights, in these cases, shareholders
       subscription rights may be excluded

7.     Renewal of the authorization to grant convertible         Mgmt          For                            For
       bonds the Board of Managing Directors shall
       be authorized, with the consent of the Supervisory
       Board, to grant bearer bonds of up to EUR 2,000,000,000,
       with a term of up to 20 years, conferring conversion
       rights for up to 50,000,000 bearer shares,
       on or before 22 JAN 2014, shareholders shall
       be granted subscription rights except for residual
       amounts, for the guarantee of existing conversion
       rights, or for the issue of convertible bonds
       of up to 10% of the Company's share capital
       against payment in cash if the price of the
       bonds is not materially below their market
       price

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 TNT N V                                                                                     Agenda Number:  701838368
--------------------------------------------------------------------------------------------------------------------------
        Security:  N86672107
    Meeting Type:  OGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  NL0000009066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING HAS BEEN REMOVED.               Non-Voting    No vote
       THANK YOU.

1.     Opening and announcements                                 Non-Voting    No vote

2.     Presentation by Mr. M.P. Bakker, Chief Executive          Non-Voting    No vote
       Officer

3.     Annual report 2008                                        Non-Voting    No vote

4.     Discussion of the Corporate Governance Chapter            Non-Voting    No vote
       in the annual report 2008, Chapter10

5.     Remuneration of the Board of Management                   Non-Voting    No vote

6.     Adopt the 2008 financial statements                       Mgmt          No Action

7.A    Discussion of the reserves and dividend guidelines        Non-Voting    No vote
       2009

7.B    Approve to determine the distribution of dividend         Mgmt          No Action

7.C    Approve the distribution out of the reserves              Mgmt          No Action

8.     Grant discharge from liability of the Members             Mgmt          No Action
       of the Board of Management

9.     Grant discharge from liability of the Members             Mgmt          No Action
       of the Supervisory Board

10.A   Announcement of vacancies in the Supervisory              Non-Voting    No vote
       Board

10.B   Opportunity for the general meeting of shareholders       Non-Voting    No vote
       to make recommendations for the re-appointment
       of Members of the Supervisory Board

10.C   Announcement by the Supervisory Board of the              Non-Voting    No vote
       persons nominated for re-appointment

10.D   Amendments to the profile of the Supervisory              Non-Voting    No vote
       Board

11.    Re-appoint Mr. S. Levy as a Member of the Supervisory     Mgmt          No Action
       Board

12.    Appoint Ms. P.M. Altenburg as a Member of the             Mgmt          No Action
       Supervisory Board

13.    Announcement of vacancies in the Supervisory              Non-Voting    No vote
       Board expected as per the close of the AGM
       of shareholders in 2010

14.    Announcement of the intention of the Supervisory          Non-Voting    No vote
       Board to re-appoint Mr. H.M. Koorstra as a
       Member of the Board of Management

15.    Authorize the Board of Management to issue ordinary       Mgmt          No Action
       shares

16.    Authorize the Board of Management to limit or             Mgmt          No Action
       exclude the pre-emptive right to issue ordinary
       shares

17.    Authorize the Board of Management to have the             Mgmt          No Action
       Company acquire its own shares

18.    Approve to reduce the issued share capital by             Mgmt          No Action
       cancellation of own shares

19.    Questions                                                 Non-Voting    No vote

20.    Close                                                     Non-Voting    No vote

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN BLOCKING CONDITIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TOBU RAILWAY CO.,LTD.                                                                       Agenda Number:  701998025
--------------------------------------------------------------------------------------------------------------------------
        Security:  J84162148
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3597800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Reduce Term of Office of          Directors
       to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

6      Allow Board to Authorize Use of Free Share Purchase       Mgmt          Against                        Against
       Warrants as Anti-Takeover Defense Measure




--------------------------------------------------------------------------------------------------------------------------
 TOGNUM AG, FRIEDRICHSHAFEN                                                                  Agenda Number:  701930706
--------------------------------------------------------------------------------------------------------------------------
        Security:  D836B5109
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2009
          Ticker:
            ISIN:  DE000A0N4P43
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 19 MAY 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report and the
       report of the Board of Managing Directors pursuant
       to Sections 289[4] and 315[4] of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 201,387,523.01 as follows: payment
       of a dividend of EUR 0.70 per no-par share
       EUR 109,425,023.01 shall be carried forward
       ex-dividend and payable date: 10 JUN

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board, including the retired members

5.     Appointment of the Auditors for the 2009 FY               Mgmt          For                            For
       and interim reports: PricewaterhouseCoopers
       AG, Stuttgart

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at prices not differing neither more than 10%
       from the market price of the shares, if they
       are acquired through Stock Exchange, nor more
       than 20% if they are acquired by way of a repurchase
       offer on or before 08 DEC 2010, the Board of
       Managing Directors shall be authorized to dispose
       of the shares in a manner other than the stock
       exchange or an offer to all shareholders if
       the shares are sold at a price not materially
       below their market price, to use the shares
       in connection with mergers and acquisitions,
       within the scope of the Company's Stock Option
       Plan or for satisfying existing Convertible
       or option rights, to float the shares on stock
       exchange and retire the shares

7.1    Elections to the Supervisory Board: Mr. Edgar             Mgmt          Against                        Against
       Kroekel

7.2    Elections to the Supervisory Board: Mr. Andreas           Mgmt          For                            For
       Renschler

7.3    Elections to the Supervisory Board: Mr. Albert            Mgmt          For                            For
       Xaver Kirchmann [substitute]




--------------------------------------------------------------------------------------------------------------------------
 TOHO GAS CO.,LTD.                                                                           Agenda Number:  701991449
--------------------------------------------------------------------------------------------------------------------------
        Security:  J84850106
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3600200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOHOKU ELECTRIC POWER COMPANY,INCORPORATED                                                  Agenda Number:  701988175
--------------------------------------------------------------------------------------------------------------------------
        Security:  J85108108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3605400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Shareholders' Proposal : Amend Articles to Require        Shr           For                            Against
       Disclosure of Corporate Officer Compensation

6.     Shareholders' Proposal : Amend Articles to Abandon        Shr           Against                        For
       Pluthermal Plan at the Onagawa Nuclear Power
       Station (Unit.3)




--------------------------------------------------------------------------------------------------------------------------
 TOKIO MARINE HOLDINGS,INC.                                                                  Agenda Number:  701991033
--------------------------------------------------------------------------------------------------------------------------
        Security:  J86298106
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3910660004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKYO BROADCASTING SYSTEM,INCORPORATED                                                      Agenda Number:  701773675
--------------------------------------------------------------------------------------------------------------------------
        Security:  J86656105
    Meeting Type:  EGM
    Meeting Date:  16-Dec-2008
          Ticker:
            ISIN:  JP3588600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Transfer of Operations to a Wholly-Owned          Mgmt          For                            For
       Subsidiary, TBS TV Inc., and Create a Holding
       Company Structure

2      Amend Articles to: Change Official Company Name           Mgmt          For                            For
       to TOKYO BROADCASTING SYSTEM  HOLDINGS, INC.,
       Expand Business Lines




--------------------------------------------------------------------------------------------------------------------------
 TOKYO BROADCASTING SYSTEM,INCORPORATED                                                      Agenda Number:  701994231
--------------------------------------------------------------------------------------------------------------------------
        Security:  J86656105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3588600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Adopt Reduction
       of         Liability System for Outside Directors,
       Adopt Reduction of Liability System for Outside
       Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKYO ELECTRON LIMITED                                                                      Agenda Number:  701974683
--------------------------------------------------------------------------------------------------------------------------
        Security:  J86957115
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3571400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKYO GAS CO.,LTD.                                                                          Agenda Number:  701977475
--------------------------------------------------------------------------------------------------------------------------
        Security:  J87000105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3573000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKYO LEASING CO.,LTD.                                                                      Agenda Number:  701812922
--------------------------------------------------------------------------------------------------------------------------
        Security:  J87301107
    Meeting Type:  EGM
    Meeting Date:  25-Feb-2009
          Ticker:
            ISIN:  JP3590400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Merger with CENTURY LEASING SYSTEM,INC.           Mgmt          For                            For

2      Approve Appropriation of Profits                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKYU CORPORATION                                                                           Agenda Number:  701988125
--------------------------------------------------------------------------------------------------------------------------
        Security:  J88720123
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3574200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKYU LAND CORPORATION                                                                      Agenda Number:  701991057
--------------------------------------------------------------------------------------------------------------------------
        Security:  J88849120
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3569000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Expand Business Lines,  Approve        Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOLL HOLDINGS LTD, MELBOURNE VIC                                                            Agenda Number:  701724379
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q9104H100
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  AU000000TOL1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial statements             Non-Voting    No vote
       of the Company and its controlled entities
       for the YE 30 JUN 2008 and the related Directors'
       report, Directors' declaration and Auditors'
       report

2.     Adopt the remuneration report                             Mgmt          Against                        Against

3.     Re-elect Mr. Ray Horsburgh as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       the Company's constitution

4.     Elect Mr. Frank Ford as a Director of the Company,        Mgmt          For                            For
       who retires in accordance with the Company's
       constitution




--------------------------------------------------------------------------------------------------------------------------
 TOMKINS PLC, LONDON                                                                         Agenda Number:  701903177
--------------------------------------------------------------------------------------------------------------------------
        Security:  G89158136
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2009
          Ticker:
            ISIN:  GB0008962655
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and financial               Mgmt          For                            For
       statements for the YE 03 JAN 2009 together
       with the Independent Auditors' report

2.     Approve the remuneration committee report for             Mgmt          Against                        Against
       the YE 03 JAN 2009

3.     Declare the final dividend of 2 US cents per              Mgmt          For                            For
       ordinary share for the YE 03 JAN 2009

4.     Re-appoint Mr. Richard Gillingwater as a Director         Mgmt          For                            For

5.     Re-appoint Mr. Struan Robertson as a Director             Mgmt          For                            For

6.     Re-appoint Deloitte LLP as Independent Auditors           Mgmt          For                            For

7.     Authorize the Directors to determine the Independent      Mgmt          For                            For
       Auditors' remuneration

8.     Authorize the Directors, to allot relevant securities[as  Mgmt          Against                        Against
       defined in the Companies Act 1985] up to an
       nominal amount of USD 26,455,567, comprising
       equity securities [as defined in the Companies
       Act 1985] up to a nominal amount of USD 52,911,135
       [including within such limit any relevant securities
       allotted under paragraph (A)] ] in connection
       with an offer by way of a right issue; to ordinary
       shareholders in proportion [as nearly as may
       be practicable] to their existing holdings;
       and to holders of other equity securities,
       as required by the rights of those securities,
       or as the Directors consider it necessary,
       as or appropriate to deal with treasury shares,
       fractional entitlements, record dates, legal,
       regulatory or practical problems in or under
       the laws of, any territory or any other matter
       [Authority expires until the close of business
       on 01 SEP 2010]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement notwithstanding that the authority
       conferred by this resolution has expired

S.9    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 8, to allot equity securities
       [as defined in the Companies Act 1985] for
       cash under the authority given by that resolution
       and/or where the allotments is treated as an
       allotment of equity securities under Section
       94(3A) of the Companies Act 1985, disapplying
       the statutory pre-emption rights of the restriction
       in Section 89(1) of the Companies Act 1985,
       provided that this power shall be limited to
       the allotment of equity securities: in connection
       with a rights issue in favor of ordinary shareholders;up
       to an aggregate nominal amount of USD 3,978,682;
       [Authority expires until the close of business
       on 01 SEP 2010]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.10   Authorize the Company, in substitution for any            Mgmt          For                            For
       authority to purchase ordinary shares in the
       capital of the Company [shares], to make market
       purchases [Section 163(3) of the Companies
       Act 1985] of up to 88,415,177 shares or, if
       lower, such number of shares as is equal to
       10% of the issued ordinary share capital of
       the Company at a minimum price equal to the
       nominal value and not more than 105% above
       the average middle market quotations for such
       shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days; [Authority expires the earlier of the
       conclusion of the AGM of the Company]; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.11   Approve that a general meeting other than an              Mgmt          Against                        Against
       AGM may be called on not less than 14 clear
       days' notice

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TONENGENERAL SEKIYU K.K.                                                                    Agenda Number:  701840010
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8657U110
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  JP3428600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOPPAN PRINTING CO.,LTD.                                                                    Agenda Number:  701988024
--------------------------------------------------------------------------------------------------------------------------
        Security:  J89322119
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3629000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Expand Business Lines,  Approve        Mgmt          Against                        Against
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations,
       Allow Board to Make Rules Governing Exercise
       of Shareholders' Rights,  Adopt Reduction of
       Liability System for Outside Auditors

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

2.22   Appoint a Director                                        Mgmt          For                            For

2.23   Appoint a Director                                        Mgmt          For                            For

2.24   Appoint a Director                                        Mgmt          For                            For

2.25   Appoint a Director                                        Mgmt          For                            For

2.26   Appoint a Director                                        Mgmt          For                            For

2.27   Appoint a Director                                        Mgmt          For                            For

2.28   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TORAY INDUSTRIES,INC.                                                                       Agenda Number:  701982440
--------------------------------------------------------------------------------------------------------------------------
        Security:  J89494116
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3621000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Directors and Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TORONTO DOMINION BK ONT                                                                     Agenda Number:  701819154
--------------------------------------------------------------------------------------------------------------------------
        Security:  891160509
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  CA8911605092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''FOR" OR "AGAINST" ONLY FOR RESOLUTIONS
       "3 TO 9" AND "FOR" OR ''WITHHOLD" ONLY FOR
       RESOLUTION NUMBERS "1.1 TO 1.17" AND "2". THANK
       YOU.

       Receive the financial statements for the YE               Non-Voting    No vote
       31 OCT 2008, and the Auditor's report thereon

1.1    Elect Mr. William E. Bennett as a Director                Mgmt          For                            For

1.2    Elect Mr. Hugh J. Bolton as a Director                    Mgmt          For                            For

1.3    Elect Mr. John L. Bragg as a Director                     Mgmt          For                            For

1.4    Elect Mr. W. Edmund Clark as a Director                   Mgmt          For                            For

1.5    Elect Mr. Wendy K. Dobson as a Director                   Mgmt          For                            For

1.6    Elect Mr. Donna M. Hayes as a Director                    Mgmt          For                            For

1.7    Elect Mr. Henry H. Ketcham as a Director                  Mgmt          For                            For

1.8    Elect Mr. Pierre H. Lessard as a Director                 Mgmt          For                            For

1.9    Elect Mr. Brian M. Levitt as a Director                   Mgmt          For                            For

1.10   Elect Mr. Harold H. Mackay as a Director                  Mgmt          For                            For

1.11   Elect Mr. Irene R. Miller as a Director                   Mgmt          For                            For

1.12   Elect Mr. Nadir H. Mohamed as a Director                  Mgmt          For                            For

1.13   Elect Mr. Roger Phillips as a Director                    Mgmt          For                            For

1.14   Elect Mr. Wilbur J. Prezzano as a Director                Mgmt          For                            For

1.15   Elect Mr. William J. Ryan as a Director                   Mgmt          For                            For

1.16   Elect Mr. Helen K. Sinclair as a Director                 Mgmt          For                            For

1.17   Elect Mr. John M. Thompson as a Director                  Mgmt          For                            For

2.     Appoint the Auditor as specified                          Mgmt          For                            For

3.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Approve the Toronto-Dominion Bank
       urge the Board of Directors to adopt a policy
       that the Toronto-Dominion Bank's shareholders
       be given the opportunity at each annual meeting
       of shareholders to vote on an advisory resolution,
       to be proposed by the Toronto-Dominion Bank's
       Management, to ratify the report of the Management
       Resources Committee set forth in the proxy
       statement, and ensure that shareholder understand
       that the vote is non-binding and would not
       affect any compensation paid or awarded to
       any Named Executive Officer

4.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve to undertake a comprehensive
       review of executive compensation to ensure
       that incentives do not encourage extreme risks,
       and that bonuses are paid out only when long-term
       performance has been proven to be sound and
       sustainable, this review should lead to new
       policies to place before the shareholders for
       approval in one year's time

5.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve to undertake a comprehensive
       review with respect to short-selling, if warranted,
       the Board shall bring forward a policy for
       consideration by the shareholders, and, if
       necessary, for submission to the legislators
       and regulators

6.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve to review the policies on
       the Director recruitment, especially with regard
       to the number of current and former Chief Executive
       Officers of other Corporations who are nominated

7.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Adopt the governance rule limiting
       the number of Boards on which any of its Directors
       may sit to 4

8.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Adopt the governance rule whereby
       senior executive compensation policy be the
       subject of an advisory vote by shareholders

9.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Adopt a policy that requires that
       50% of the new applicants proposed as Members
       of the Board be women until gender parity is
       reached

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TOSHIBA CORPORATION                                                                         Agenda Number:  701982262
--------------------------------------------------------------------------------------------------------------------------
        Security:  J89752117
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3592200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3.     Renewal of the defensive measures (measures               Mgmt          Against                        Against
       against the unsolicited acquisition)

4.     Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding disclosure of information
       concerning the facts in relation to illegal
       activities, etc.

5.     Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding exercise of voting
       rights in the general meeting of shareholders

6.     Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding disclosure of the
       sanction imposed on the officers (directors
       and executive officers)

7.     Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding disclosure of the
       facts of improper billing and unfair receipt
       of the research labor expenses for the research
       commissioned by the New Energy and Industrial
       Technology Development Organization (NEDO)

8.     Shareholders' Proposals: Amendments to the Articles       Shr           For                            Against
       of Incorporation regarding disclosure of personalized
       information of each director and executive
       officer of the Company

9.     Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding disclosure of personalized
       information of each counselor, advisor and
       shayu (company friend/sympathizer) of the Company

10.    Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding disclosure of information
       concerning employees who entered the Company
       from the ministry or agency of government or
       other public organizations

11.    Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding establishment of
       a new committee for the purpose of discovering
       the details of and preventing illegal and/or
       improper activities

12.    Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding semiconductor business
       of the Company

13.    Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding conditions of employment
       for temporary employees




--------------------------------------------------------------------------------------------------------------------------
 TOSOH CORPORATION                                                                           Agenda Number:  701994205
--------------------------------------------------------------------------------------------------------------------------
        Security:  J90096116
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3595200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOTAL SA, COURBEVOIE                                                                        Agenda Number:  701919194
--------------------------------------------------------------------------------------------------------------------------
        Security:  F92124100
    Meeting Type:  MIX
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  FR0000120271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 519433 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 2.28 per share

O.4    Approve the Special Auditors' report presenting           Mgmt          Against                        Against
       ongoing related party transactions

O.5    Approve transaction with Mr. Thierry Desmarest            Mgmt          Against                        Against

O.6    Approve transaction with Mr. Christophe De Margerie       Mgmt          Against                        Against

O.7    Authorize to repurchase of up to 10% of issued            Mgmt          For                            For
       share capital

O.8    Re-elect Ms. Anne Lauvergeon as a Director                Mgmt          For                            For

O.9    Re-elect Mr. Daniel Bouton as a Director                  Mgmt          For                            For

O.10   Re-elect Mr. Bertrand Collomb as a Director               Mgmt          For                            For

O.11   Re-elect Mr. Christophe De Margerie as a Director         Mgmt          For                            For

O.12   Re-elect Mr. Michel Pebereau as a Director                Mgmt          For                            For

O.13   Elect Mr. Patrick Artus as a Director                     Mgmt          For                            For

E.14   Amend the Article 12 of the Bylaws regarding              Mgmt          For                            For
       age limit for the Chairman

A.     Approve the statutory modification to advertise           Mgmt          Against                        Against
       individual allocations of stock options and
       free shares as provided by law

B.     Approve the statutory modification relating               Mgmt          Against                        Against
       to a new procedure for appointing the employee
       shareholder in order to enhance its representativeness
       and independence

C.     Grant authority to freely allocate the Company's          Mgmt          Against                        Against
       shares to all the employees of the group




--------------------------------------------------------------------------------------------------------------------------
 TOTO LTD.                                                                                   Agenda Number:  701987870
--------------------------------------------------------------------------------------------------------------------------
        Security:  J90268103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3596200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOYO SEIKAN KAISHA,LTD.                                                                     Agenda Number:  702001657
--------------------------------------------------------------------------------------------------------------------------
        Security:  J92289107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3613400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares, and Allow   Board to Authorize
       Use of Free Share Purchase Warrants as Anti-Takeover
       Defense Measure




--------------------------------------------------------------------------------------------------------------------------
 TOYODA GOSEI CO.,LTD.                                                                       Agenda Number:  702000287
--------------------------------------------------------------------------------------------------------------------------
        Security:  J91128108
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3634200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Approve Change of Company Address Due
       to Amendment to Residence Indication   to Kiyosu
       City

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

3.20   Appoint a Director                                        Mgmt          For                            For

3.21   Appoint a Director                                        Mgmt          For                            For

3.22   Appoint a Director                                        Mgmt          For                            For

3.23   Appoint a Director                                        Mgmt          For                            For

3.24   Appoint a Director                                        Mgmt          For                            For

4      Approve Payment of Bonuses to Directors                   Mgmt          Against                        Against

5      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan for Directors




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA AUTO BODY CO.,LTD.                                                                   Agenda Number:  702000275
--------------------------------------------------------------------------------------------------------------------------
        Security:  J92590108
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3633000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

3.10   Appoint a Director                                        Mgmt          Against                        Against

3.11   Appoint a Director                                        Mgmt          Against                        Against

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA BOSHOKU CORPORATION                                                                  Agenda Number:  701996716
--------------------------------------------------------------------------------------------------------------------------
        Security:  J91214106
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3635400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options and Allow Board to Authorize
       Use of Stock Option Plan

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and          Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA INDUSTRIES CORPORATION                                                               Agenda Number:  701996730
--------------------------------------------------------------------------------------------------------------------------
        Security:  J92628106
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3634600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Adopt Restriction
       to the   Rights for Odd-Lot Shares, Allow Use
       of Treasury Shares for Odd-Lot Purchases

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA MOTOR CORPORATION                                                                    Agenda Number:  701982729
--------------------------------------------------------------------------------------------------------------------------
        Security:  J92676113
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3633400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Distribution of Surplus                           Mgmt          For                            For

2.     Approve Partial Amendment of the Articles of              Mgmt          For                            For
       Incorporation: Allow Use Electronic Systems
       for Public Notifications, Approve Minor Revisions
       Related to Dematerialization of Shares and
       the Other Updated Laws and Regulations

3.1    Elect a Director                                          Mgmt          For                            For

3.2    Elect a Director                                          Mgmt          For                            For

3.3    Elect a Director                                          Mgmt          For                            For

3.4    Elect a Director                                          Mgmt          For                            For

3.5    Elect a Director                                          Mgmt          For                            For

3.6    Elect a Director                                          Mgmt          For                            For

3.7    Elect a Director                                          Mgmt          For                            For

3.8    Elect a Director                                          Mgmt          For                            For

3.9    Elect a Director                                          Mgmt          For                            For

3.10   Elect a Director                                          Mgmt          For                            For

3.11   Elect a Director                                          Mgmt          For                            For

3.12   Elect a Director                                          Mgmt          For                            For

3.13   Elect a Director                                          Mgmt          For                            For

3.14   Elect a Director                                          Mgmt          For                            For

3.15   Elect a Director                                          Mgmt          For                            For

3.16   Elect a Director                                          Mgmt          For                            For

3.17   Elect a Director                                          Mgmt          For                            For

3.18   Elect a Director                                          Mgmt          For                            For

3.19   Elect a Director                                          Mgmt          For                            For

3.20   Elect a Director                                          Mgmt          For                            For

3.21   Elect a Director                                          Mgmt          For                            For

3.22   Elect a Director                                          Mgmt          For                            For

3.23   Elect a Director                                          Mgmt          For                            For

3.24   Elect a Director                                          Mgmt          For                            For

3.25   Elect a Director                                          Mgmt          For                            For

3.26   Elect a Director                                          Mgmt          For                            For

3.27   Elect a Director                                          Mgmt          For                            For

3.28   Elect a Director                                          Mgmt          For                            For

3.29   Elect a Director                                          Mgmt          For                            For

4.     Approve Issuance of Stock Acquisition Rights              Mgmt          For                            For
       for the Purpose of Granting Stock Options




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA TSUSHO CORPORATION                                                                   Agenda Number:  702000299
--------------------------------------------------------------------------------------------------------------------------
        Security:  J92719111
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3635000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors

6      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan, and Stock Options

7      Approve Purchase of Own Shares                            Mgmt          For                            For

8      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TRANSALTA CORP                                                                              Agenda Number:  701848737
--------------------------------------------------------------------------------------------------------------------------
        Security:  89346D107
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  CA89346D1078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       "1.1 TO 1.11 AND 2". THANK YOU.

       Receiving the audited consolidated financial              Non-Voting    No vote
       statements of the Company for the YE 31 DEC
       2008 and the Auditors' report thereon

1.1    Elect Mr. W. D. Anderson as a Director for the            Mgmt          For                            For
       ensuing year

1.2    Elect Mr. S.J. Baum as a Director for the ensuing         Mgmt          For                            For
       year

1.3    Elect Mr. S.J. Bright as a Director for the               Mgmt          For                            For
       ensuing year

1.4    Elect Mr. T.W. Faithfull as a Director for the            Mgmt          For                            For
       ensuing year

1.5    Elect Mr. G.D. Giffin as a Director for the               Mgmt          For                            For
       ensuing year

1.6    Elect Mr. C.K. Jespersen as a Director for the            Mgmt          For                            For
       ensuing year

1.7    Elect Mr. M.M. Kanovsky as a Director for the             Mgmt          For                            For
       ensuing year

1.8    Elect Mr. D.S. Kaufman as a Director for the              Mgmt          For                            For
       ensuing year

1.9    Elect Mr. G.S. Lackenbauer as a Director for              Mgmt          For                            For
       the ensuing year

1.10   Elect Mr. M.C. Piper as a Director for the ensuing        Mgmt          For                            For
       year

1.11   Elect Mr. S.G. Snyder as a Director for the               Mgmt          For                            For
       ensuing year

2.     Appoint Ernst & Young LLP as the Auditors and             Mgmt          For                            For
       authorize the Directors to fix their remuneration

       Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TRANSCANADA CORP                                                                            Agenda Number:  701832708
--------------------------------------------------------------------------------------------------------------------------
        Security:  89353D107
    Meeting Type:  OGM
    Meeting Date:  01-May-2009
          Ticker:
            ISIN:  CA89353D1078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS 1.1 TO 1.13 AND 2. THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       for the YE 31 DEC 2008 and the Auditors' report
       thereon

1.1    Elect Mr. K.E. Benson as a Director                       Mgmt          For                            For

1.2    Elect Mr. D.H. Burney as a Director                       Mgmt          For                            For

1.3    Elect Mr. W.K. Dobson as a Director                       Mgmt          For                            For

1.4    Elect Mr. E.L. Draper as a Director                       Mgmt          For                            For

1.5    Elect Mr. P. Gauthier as a Director                       Mgmt          For                            For

1.6    Elect Mr. K.L. Hawkins as a Director                      Mgmt          For                            For

1.7    Elect Mr. S.B. Jackson as a Director                      Mgmt          For                            For

1.8    Elect Mr. P.L. Joskow as a Director                       Mgmt          For                            For

1.9    Elect Mr. H.N. Kvisle as a Director                       Mgmt          For                            For

1.10   Elect Mr. J.A. MacNaughton as a Director                  Mgmt          For                            For

1.11   Elect Mr. D.P. O'Brien as a Director                      Mgmt          For                            For

1.12   Elect Mr. W.T. Stephens as a Director                     Mgmt          For                            For

1.13   Elect Mr. D.M.G. Stewart as a Director                    Mgmt          For                            For

2.     Appoint KPMG LLP, Chartered Accountants as the            Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TRANSURBAN GROUP, MELBOURNE VIC                                                             Agenda Number:  701714912
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q9194A106
    Meeting Type:  AGM
    Meeting Date:  27-Oct-2008
          Ticker:
            ISIN:  AU000000TCL6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT RESOLUTION 1 IS FOR TRANSURBAN           Non-Voting    No vote
       HOLDINGS LIMITED [THL], TRANSURBAN INTERNATIONAL
       LIMITED [TIL] AND TRANSURBAN HOLDING TRUST
       [THT]. THANK YOU.

1.     Receive the financial reports, the Directors'             Non-Voting    No vote
       reports, the responsible entity's report and
       the Auditors' reports contained within the
       Transurban Group annual report for the YE 30
       JUN 2008

       PLEASE NOTE THAT RESOLUTION 2.A IS FOR TRANSURBAN         Non-Voting    No vote
       HOLDINGS LIMITED [THL] AND TRANSURBAN INTERNATIONAL
       LIMITED [TIL]. THANK YOU.

2.A    Re-elect Mr. David Ryan as a Director, who retires        Mgmt          For                            For
       in accordance with Rule 35[c] of the THL Constitution
       and Bye-Law 46.7 of the TIL Bye-Laws

       PLEASE NOTE THAT RESOLUTION 2.B IS FOR TRANSURBAN         Non-Voting    No vote
       HOLDINGS LIMITED [THL]. THANK YOU.

2.B    Re-elect Ms. Susan Oliver as a Director, who              Mgmt          For                            For
       retires in accordance with Rule 35[c] of the
       Constitution

       PLEASE NOTE THAT RESOLUTION 2.C IS FOR TRANSURBAN         Non-Voting    No vote
       HOLDINGS LIMITED [THL]. THANK YOU.

2.C    Re-elect Mr. Christopher Renwick as a Director,           Mgmt          For                            For
       who retires in accordance with Rule 35[c] of
       the Constitution

       PLEASE NOTE THAT RESOLUTION 2.D IS FOR TRANSURBAN         Non-Voting    No vote
       HOLDINGS LIMITED [THL]. THANK YOU.

2.D    Re-elect Mr. Lindsay P. Maxsted as a Director,            Mgmt          For                            For
       who retires in accordance with rule 35[b] of
       the Constitution

       PLEASE NOTE THAT RESOLUTION 2.E IS FOR TRANSURBAN         Non-Voting    No vote
       INTERNATIONAL LIMITED [TIL]. THANK YOU.

2.E    Re-elect Mr. James Keyes as a Director, who               Mgmt          For                            For
       retires in accordance with the Bye-Laws

       PLEASE NOTE THAT RESOLUTION 3 IS FOR TRANSURBAN           Non-Voting    No vote
       HOLDINGS LIMITED [THL]. THANK YOU.

3.     Adopt the remuneration report for the FYE 30              Mgmt          Against                        Against
       JUN 2008

       PLEASE NOTE THAT RESOLUTION 4 IS FOR TRANSURBAN           Non-Voting    No vote
       INTERNATIONAL LIMITED [TIL]. THANK YOU.

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          Against                        Against
       of TIL and authorize the Directors of TIL to
       determine its remuneration

       PLEASE NOTE THAT RESOLUTION 5 IS FOR TRANSURBAN           Non-Voting    No vote
       HOLDINGS LIMITED [THL], TRANSURBAN INTERNATIONAL
       LIMITED [TIL] AND TRANSURBAN HOLDING TRUST
       [THT]. THANK YOU.

5.     Approve, for the purposes of Australian Securities        Mgmt          For                            For
       Exchange [ASX] Listing Rules for the acquisition
       by all present and future Non-Executive Directors
       of THL, TIL and Transurban Infrastructure Management
       Limited [as Responsible Entity for THT] stapled
       securities in THL,TIL and THT in accordance
       with the rules of the Sharelink Investment
       Tax Deferred Plan and the terms as specified

       PLEASE NOTE THAT RESOLUTION 6 IS FOR TRANSURBAN           Non-Voting    No vote
       HOLDING TRUST [THT]. THANK YOU.

S.6    Approve the amendments to the THT Constitution            Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 TRAVIS PERKINS PLC, NORTHAMPTON                                                             Agenda Number:  701915742
--------------------------------------------------------------------------------------------------------------------------
        Security:  G90202105
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  GB0007739609
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's annual accounts for the             Mgmt          For                            For
       FYE 31 DEC 2008, together with the Directors'
       report, and the Directors' remuneration report,
       the Auditors' report on those accounts and
       on the auditable part of the Directors' remuneration
       report

2.     Re-appoint Mr. Andrew Simon as a Non-Executive            Mgmt          For                            For
       Director

3.     Re-appoint Mr. John Carter as a Director                  Mgmt          For                            For

4.     Re-appoint Mr. Tim Stevenson as a Director                Mgmt          For                            For

5.     Re-appoint Deloitte LLP as the Auditors and               Mgmt          Against                        Against
       authorize the Directors to fix their remuneration

6.     Re-appoint as a Director any person who has               Mgmt          For                            For
       been appointed as a Director by the Board in
       accordance with Articles 72 of the Company's
       Articles of Association after 01 APR 2009 but
       prior to this AGM

7.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 31 DEC 2008

8.     Approve to increase the authorized share capital          Mgmt          For                            For

9.     Authorize the Director to allot securities                Mgmt          For                            For

S.10   Approve to disapply the pre-emption provisions            Mgmt          For                            For
       of Section 89 of the Companies Act 1985

S.11   Approve to call a general meeting other than              Mgmt          Against                        Against
       an AGM on not less than 14 days' clear notice

S.12   Authorize the Company to make market purchases            Mgmt          For                            For
       of its own shares




--------------------------------------------------------------------------------------------------------------------------
 TRAVIS PERKINS PLC, NORTHAMPTON                                                             Agenda Number:  701956041
--------------------------------------------------------------------------------------------------------------------------
        Security:  G90202105
    Meeting Type:  EGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  GB0007739609
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the increase in the Company's authorized          Mgmt          For                            For
       share capital

2.     Approve, subject to Resolution 1 being passed,            Mgmt          For                            For
       to grant authority to the issue of equity or
       equity-linked securities with Pre-emptive rights
       under a general authority up to GBP 6,954,084
       and an additional amount pursuant to a Rights
       Issue of up to GBP 8,590,337.90

S.3    Approve, subject to Resolution 2 being passed,            Mgmt          For                            For
       to grant authority to issue of equity or equity-linked
       securities without Pre-emptive rights up to
       aggregate nominal amount of GBP 1,043,112




--------------------------------------------------------------------------------------------------------------------------
 TRINITY MIRROR P L C                                                                        Agenda Number:  701869488
--------------------------------------------------------------------------------------------------------------------------
        Security:  G90637102
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  GB0009039941
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors report, the financial               Mgmt          For                            For
       statements and the Auditors report for the
       52 weeks ended 28 DEC 2008

2.     Receive and adopt the remuneration report including       Mgmt          For                            For
       the Remuneration Committee's Remuneration Policy
       for the Executive Directors as specified for
       the 52 weeks ended 28 DEC 2008

3.     Re-appoint Ms. Sly Bailey as a Director                   Mgmt          For                            For

4.     Re-appoint Ms. Laura Wade-Gery as a Director              Mgmt          For                            For

5.     Re-appoint Deloitte LLP as the Auditors and               Mgmt          For                            For
       authorize the Directors to fix the Auditors'
       remuneration

6.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all subsisting authorities, in accordance with
       Section 80 Companies Act 1985[the 1985 Act],
       to allot relevant securities [Section 80 of
       the 1985 Act] up to an aggregate nominal amount
       of GBP 8,503,782 and in connection with a rights
       issue in favor of holders of ordinary shares
       where the equity securities respectively attributable
       to the interests of all such holders are proportionate[as
       nearly as may be] to the respective numbers
       of ordinary shares held by them[but subject
       to such exclusions or other arrangements as
       the Directors may deem necessary or expedient
       in relation to treasury shares, fractional
       entitlements or any legal or practical problem
       under the laws of, or the requirements of any
       regulatory body or any stock exchange in, any
       territory or by virtue of shares being represented
       by depository receipts or otherwise howsoever
       up to an aggregate nominal amount of GBP 17,007,563;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 28 JUN 2010];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.7    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority, subject to the passing
       of Resolution 6 and pursuant to Section 95(1)
       of the 1985 Act, to allot equity securities
       [Section 94 of the 1985 Act] for cash, disapplying
       the statutory pre-emption rights [Section 89(1)
       of the 1985 Act], provided that this power
       is limited to the allotment of equity securities:
       i) in connection with a rights issue in favor
       of ordinary shareholders; ii) in connection
       with an open offer or other offers in favor
       of securities[not being a rights issue] in
       favor of holders of ordinary shareholders;
       iii) up to an aggregate nominal amount of GBP
       1,288,452; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or 28 JUN 2010]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.8    Authorize the Company, pursuant to and in accordance      Mgmt          For                            For
       with Section 166 of the 1985 Act, to make market
       purchases [within the meaning of Section 163(3)
       of the1985 Act ] of ordinary shares on such
       terms and in such manner as the Directors may
       from time to time determine and in substitution
       for all existing powers conferred on the Directors
       provided that: a) the maximum number of ordinary
       shares hereby authorized to be purchased is
       25,769,036; b) at a minimum price which may
       be paid for each ordinary share is 10p exclusive
       of expenses; c) the maximum price which may
       be paid for each ordinary share is an amount
       equal to the higher of: i) 105% of the closing
       middle market price for an ordinary shares
       as derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days immediately preceding the date; ii) that
       stipulated by Article 5[1] of the buy-back
       and stabilizing regulation 2003; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 13 AUG 2010]; and
       authorize the Company, before the expiry, may
       make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

9.     Authorize the Company and all Companies that              Mgmt          For                            For
       are subsidiaries of the Company at any time
       during the period which this resolution has
       effect, in accordance with Section 367 of the
       Companies Act 2006 [the 2006 Act] to: i) make
       political donations to political parties and/or
       independent election candidates not exceeding
       GBP 50,000 in total; and/or ii) make political
       donations to political organization other than
       political parties not exceeding GBP 50,000
       in total; and/or iii) incur political expenditure
       not exceeding GBP 50,000; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 13 MAY2010]; provided that
       the aggregate amount of any such donations
       and expenditure within such period shall not
       exceed GBP 75,000

S.10   Approve a general meeting [other than an AGM]             Mgmt          Against                        Against
       may be called on not less than 14 clear days
       notice; and [Authority expires at the conclusion
       of the next AGM of the Company]

S.11   Amend, with effect from 01 OCT 2009, the Articles         Mgmt          For                            For
       of Association as specified




--------------------------------------------------------------------------------------------------------------------------
 TRYGVESTA AS                                                                                Agenda Number:  701876938
--------------------------------------------------------------------------------------------------------------------------
        Security:  K9640A102
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  DK0060013274
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

1.     Receive the report of the Supervisory Board               Mgmt          For                            For
       on the activities of the Company during the
       past FY

2.a    Approve the 2008 annual report                            Mgmt          For                            For

2.b    Grant discharge to the Supervisory Board and              Mgmt          For                            For
       the Executive Management from liability

2.c    Approve that the remuneration to the Members              Mgmt          For                            For
       of the Supervisory Board for 2009 remain unchanged;
       the remuneration is fixed at DKK 250,000 [basic
       fee]; the Chairman receives a triple basic
       fee and the Deputy Chairman receives a double
       basic fee; Members of the Audit Committee receive
       a fee of DKK 100,000; while the Chairman of
       the Committee receives DKK 150,000; Members
       of the Remuneration Committee receive a fee
       of DKK 50,000 for the first time, while the
       Chairman of the Committee receives DKK 75,000

3.     Approve to distribute the profit for the year,            Mgmt          For                            For
       DKK 703 million as follows: DKK 6.50 per share
       of DKK 25 should be paid as cash dividends
       and the remainder be transferred to retained
       profits after adjustment for net revaluation
       reserve as per the equity method

4.a    Authorize the Supervisory Board to let the Company        Mgmt          For                            For
       acquire treasury shares in the period until
       the next AGM within a total nominal value of
       10% of the Company's share capital, as specified
       in Section 48 of the Danish Public Companies
       Act; the consideration for such shares may
       not deviate by more than 10% from the buying
       price quoted by NASDAQ OMX Copenhagen at the
       time of acquisition

4.b    Approve to reduce the Company's share capital,            Mgmt          For                            For
       DKK 1,700,000,000 nominal value by DKK 101,710,675
       nominal value to DKK 1,598,289,325 nominal
       value by cancellation of 4,068,427 treasury
       shares; the shares were acquired by the Company
       during the period from 04 APR 2008 to 26 MAR
       2009 at an average price of DKK 345,34 per
       share of DKK 25; according, following the share
       capital reduction, DKK 1,404,999,774.42 will
       have been paid to the shareholders as specified
       in Section 44a(1)(ii) of the Danish Companies
       Act; authorize the Supervisory Board, after
       the expiry of the statutory notice period,
       to implement and register the capital reduction
       and amend Article 4 of the Articles of Association
       as specified

4.c    Amend Article 19 of the Articles of Association           Mgmt          For                            For
       to the effect that 'Tryg i Danmark smba' is
       replaced by 'TryghedsGruppen smba' where 'Tryg
       i Danmark smba' occurs

4.d    Amend the Article 19 of the Articles of Association       Mgmt          For                            For
       to insert a requirement to set up an Audit
       Committee as specified

4.e    Amend 2nd Paragraph of Article 5 of the Articles          Mgmt          For                            For
       of Association regarding the changed name and
       address of registrar

5.1    Elect Mr. Mikael Olufsen as a Member of the               Mgmt          For                            For
       Supervisory Board

5.2    Elect Mr. Per Skov as a Member of the Supervisory         Mgmt          For                            For
       Board

5.3    Elect Mr. Jorn Wendel Andersen as a Member of             Mgmt          For                            For
       the Supervisory Board

5.4    Elect Mr. John Frederiksen as a Member of the             Mgmt          For                            For
       Supervisory Board

5.5    Elect Mr. Bodil Nyboe Andersen as a Non-affiliated        Mgmt          For                            For
       Member of the Supervisory Board

5.6    Elect Mr. Niels Bjorn Christiansen as a Non-affiliated    Mgmt          For                            For
       Member of the Supervisory Board

5.7    Elect Mr. Paul Bergqvist as a Non-affiliated              Mgmt          For                            For
       Member of the Supervisory Board

5.8    Elect Mr. Christian Brinch as a Non-affiliated            Mgmt          For                            For
       Member of the Supervisory Board

6.     Re-appoint Deloitte Statsautoriseret RevisionsaktieselskabMgmt          For                            For
       as the Company's Auditor

7.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TUI AG                                                                                      Agenda Number:  701905258
--------------------------------------------------------------------------------------------------------------------------
        Security:  D8484K166
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  DE000TUAG000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 553864 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and annual report, and the report
       pursuant to Sections 289[4] and 315[4] of the
       German Commercial Code

2.     No resolution on the distributable profit due             Non-Voting    No vote
       to the Company's breakeven result for the 2008
       FY, based on a net loss for the year of EUR
       1,528,644,030.24 offset by t he transfer of
       EUR 24,775,821.65 from the capital reserve

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Resolution on the change of the FY to the period          Mgmt          For                            For
       from 01 OCT to 30 SEP, and the corresponding
       amendments to the Articles of Association

6.     Resolution on a new authorization to issue bonds          Mgmt          For                            For
       or profit-sharing rights, the creation of contingent
       capital, and the corresponding amendments to
       the Articles of Association, the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bonds, profit
       sharing rights, and/or income bonds of up to
       EUR 1,000,000,000, conferring a conversion
       or option right for new shares of the Company,
       on or before 12 MAY 2014, Shareholders shall
       be granted subscription rights, except for
       residual amounts, for the granting of such
       rights to other bondholders, for the issue
       of bonds at a price not materially below their
       theoretical market value, and for the issue
       of bonds for acquisition purposes, the Company's
       share capital shall b e increased by up to
       EUR 100,000,000 through the issue of up to
       39,116,600 new registered shares, insofar as
       conversion or option rights are exercised

7.     Authorization to acquire own shares, the company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at a price
       not deviating more than 10% from the market
       price, on or before 12 NOV 2010, the Board
       of Managing Directors shall be authorized to
       retire the shares, to dispose of the shares
       in a manner other than the stock exchange or
       a rights offering if they are sold at a price
       not materially below their market price, and
       to use the shares for acquisition purposes
       or to satisfy con version and option rights

8.     Authorization to use derivatives for own share            Mgmt          For                            For
       acquisition; the company shall be authorized
       to use call and put options within the scope
       of item 7

9.     Appointment of auditors for the current FY:               Mgmt          For                            For
       PricewaterhouseCoopers AG, Hanover

10.    Elections to the Supervisory Board: Mustapha              Mgmt          For                            For
       Bakkoury, Peter Barrenstein, the shareholder
       Monteray Enterprises Ltd has put forth the
       following additional items for resolution

11.    Removal of Dr. Juergen Krumnow from the Supervisory       Shr           Abstain                        Against
       Board, the Supervisory Board recommends rejecting
       this motion

12.    Removal of Dr. H.C. Abel Matutes Juan from the            Shr           Abstain                        Against
       Supervisory Board The Supervisory Board recommends
       rejecting this motion

13.    Elections to the Supervisory Board: John Fredriksen,      Shr           Abstain                        Against
       Tor Olav Troim

14.    Appointment of a special Auditor to assess whether        Shr           Against                        For
       the remuneration awarded to the chairman of
       the Board of Managing Directors is reasonable
       and to review the remuneration report

15.    Appointment of a Special Auditor to examine               Shr           Against                        For
       whether the company acted in accordance with
       its duties in publishing inside information
       and holding follow-up negotiations in connection
       with sale of Hapag-Lloyd AG

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 TUI TRAVEL PLC                                                                              Agenda Number:  701793451
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9127H104
    Meeting Type:  AGM
    Meeting Date:  05-Feb-2009
          Ticker:
            ISIN:  GB00B1Z7RQ77
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and Auditors for the YE 30 SEP 2008

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a dividend                                        Mgmt          For                            For

4.     Re-elect Sir Michael Hodgkinson                           Mgmt          For                            For

5.     Re-elect Mr. Bill Dalton                                  Mgmt          For                            For

6.     Re-elect Mr. Jeremy Hicks                                 Mgmt          For                            For

7.     Re-elect Mr. Paul Bowtell                                 Mgmt          For                            For

8.     Re-elect Mr. Christopher Mueller                          Mgmt          For                            For

9.     Re-elect Mr. William Waggott                              Mgmt          For                            For

10.    Re-appoint KPMG Audit PLC as the Auditors and             Mgmt          For                            For
       authorize the Directors to fix their remuneration

11.    Grant authority for the issue of equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 37,267,022.30

S.12   Grant authority for Issue of Equity or Equity-Linked      Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 5,590,053.30

S.13   Authorize the Company to purchase 111,801,067             Mgmt          For                            For
       shares

S.14   Approve a 14-day notice period for EGMs                   Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UBE INDUSTRIES,LTD.                                                                         Agenda Number:  701994027
--------------------------------------------------------------------------------------------------------------------------
        Security:  J93796100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3158800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Adopt Reduction
       of         Liability System for Outside Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Appoint an Outside Substitute Corporate Auditor           Mgmt          For                            For

6      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 UCB SA, BRUXELLES                                                                           Agenda Number:  701883527
--------------------------------------------------------------------------------------------------------------------------
        Security:  B93562120
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  BE0003739530
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Amend, in accordance with Article 526 bis of              Mgmt          No Action
       the Companies Code, Article 20 of the Articles
       of Association as specified

2.     Amend, in accordance with Article 18 of the               Mgmt          No Action
       law of 02 MAY 2007 [Transparency Lat], Article
       38 of the Articles of Association as specified

3.     Grant all necessary powers, including the right           Mgmt          No Action
       to delegate such powers, to various persons
       for the purpose of drawing up the final version
       of the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 UCB SA, BRUXELLES                                                                           Agenda Number:  701885090
--------------------------------------------------------------------------------------------------------------------------
        Security:  B93562120
    Meeting Type:  MIX
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  BE0003739530
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

O.1    Receive the Directors report                              Non-Voting    No vote

O.2    Receive the Auditors report                               Non-Voting    No vote

O.3    Approve the financial statements and allocation           Mgmt          No Action
       of income

O.4    Approve to discharge the Directors                        Mgmt          No Action

O.5    Approve to discharge the Auditors                         Mgmt          No Action

O.6.1  Re-elect Mr. Karel Boone as an Independent Director       Mgmt          No Action

O.6.2  Re-elect Mr. Gaetan Van De Werve as a Director            Mgmt          No Action

O.6.3  Ratify the PricewaterhouseCoopers as the Auditors         Mgmt          No Action
       and approve the Auditors remuneration

E.7    Authorize the Board of Directors to allocate              Mgmt          No Action
       a number of 278,000 to 450,000 maximum free
       shares; of which 200,000 maximum to personal
       of the leadership team in 2009, namely to about
       45 individuals, according to allocation criteria
       linked to the level of responsibility of those
       concerned; the allocations of these free shares
       will take place on completion  of the condition
       that the interested parties remain employed
       within the UCB Group for a period of at least
       3 years after the grant of awards; of which
       250,000 maximum to employees Members of the
       Leadership Team qualifying for the Performance
       Share Plan and for which payout will occur
       after a three year vesting period and will
       vary from 0% to 150% of the granted amount
       depending on the level of achievement of the
       performance conditions at the moment of grant

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No Action

       PLEASE NOTE THAT THIS IS A REVISION DUE CHANGE            Non-Voting    No Action
       IN MEETING TYPE.IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UMICORE SA, BRUXELLES                                                                       Agenda Number:  701740690
--------------------------------------------------------------------------------------------------------------------------
        Security:  B95505168
    Meeting Type:  EGM
    Meeting Date:  13-Nov-2008
          Ticker:
            ISIN:  BE0003884047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 511270 DUE TO SPLITTING OF RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       09 DEC 2008 AT 10:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the cancellation of [5,000,000) treasury          Mgmt          No Action
       shares held by the Company, without reduction
       of the registered capital nor of the entry
       issuance premium and with the proportional
       cancellation of the reserve unavailable for
       distribution formed in accordance with Article
       623 of the Companies Code; and amend Article
       5 of the Articles of Association as specified

2.     Amend the Article 8 of the Articles of Association        Mgmt          No Action
       as specified

3.A    Approve the replacement of the authorization              Mgmt          No Action
       granted by the EGM of shareholders held on
       05 FEB 2008 as specified

3.B    Approve, in case of the 10% limit provided by             Mgmt          No Action
       Article 620 of the Company Code will no longer
       exist, the above authorization will be given
       up to a maximum of 15% of the subscribed capital




--------------------------------------------------------------------------------------------------------------------------
 UMICORE SA, BRUXELLES                                                                       Agenda Number:  701773423
--------------------------------------------------------------------------------------------------------------------------
        Security:  B95505168
    Meeting Type:  EGM
    Meeting Date:  09-Dec-2008
          Ticker:
            ISIN:  BE0003884047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 514703 DUE TO DELETION OF RESOLUTION AND
       CHANGE IN MEETING DATE. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1.     Approve the cancellation of 5,000,000 treasury            Mgmt          No Action
       shares held by the Company, without reduction
       of the registered capital nor of the entry
       Issuance premium and with the proportional
       cancellation of the reserve unavailable for
       distribution formed in accordance with Article
       623 of the Companies Code; and consequently,
       modify the Article 5 of the Articles of Association
       relating to capital and replace the Article
       5 by specified text

2.     Amend the Article 8 of the Articles of Association        Mgmt          No Action
       as specified




--------------------------------------------------------------------------------------------------------------------------
 UMICORE SA, BRUXELLES                                                                       Agenda Number:  701821010
--------------------------------------------------------------------------------------------------------------------------
        Security:  B95505168
    Meeting Type:  EGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  BE0003884047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Grant authority to repurchase of up to 10% of             Mgmt          No Action
       issued share capital

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No Action
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UMICORE SA, BRUXELLES                                                                       Agenda Number:  701875001
--------------------------------------------------------------------------------------------------------------------------
        Security:  B95505168
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  BE0003884047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Directors' Report                             Non-Voting    No vote

2.     Receive the Auditors' Report                              Non-Voting    No vote

3.     Approve the consolidated financial statements             Mgmt          No Action

4.     Approve the financial statements                          Mgmt          No Action

5.     Approve the allocation of income and dividends            Mgmt          No Action
       of EUR 0.65 per share

6.1    Grant discharge to the Directors                          Mgmt          No Action

6.2    Grant discharge to the Auditors                           Mgmt          No Action

7.1    Approve the confirmation of Mr. Marc Grynberg             Mgmt          No Action
       as an Executive Director

7.2    Re-elect Mr. Marc Grynberg as a Director                  Mgmt          No Action

7.3    Re-elect Mr. Thomas Leysen as a Director                  Mgmt          No Action

7.4    Re-elect Mr. Klaus Wendel as a Director                   Mgmt          No Action

7.5    Elect Mr. Jean-Luc Dehaene as a Director                  Mgmt          No Action

7.6    Approve the remuneration of the Directors                 Mgmt          No Action

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No Action

       PLEASE NOTE THAT THIS IS A REVISION DUE CHANGE            Non-Voting    No Action
       IN MEETING TYPE.IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UNIBAIL-RODAMCO, PARIS                                                                      Agenda Number:  701855566
--------------------------------------------------------------------------------------------------------------------------
        Security:  F95094110
    Meeting Type:  EGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  FR0000124711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Receive the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Receive the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 5.50 per Share

O.4    Approve transfer from distributable dividends             Mgmt          For                            For
       and premium account to shareholders for an
       amount of EUR 2 per Share

O.5    Receive the auditors special report regarding             Mgmt          For                            For
       related-party transactions

O.6    Re-elect Ms. Mary Harris as a Supervisory Board           Mgmt          For                            For
       member

O.7    Re-elect Mr. Jean- Louis Laurens as a Supervisory         Mgmt          For                            For
       Board Member

O.8    Re-elect Alec Pelmore as a Supervisory Board              Mgmt          For                            For
       member

O.9    Re-elect Mr. M.F.W. Van Oordt as a Supervisory            Mgmt          For                            For
       Board Member

O.10   Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       issued share capital

E.11   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.12   Grant authority, issuance of equity or equity-linked      Mgmt          For                            For
       securities with preemptive rights up to aggregate
       nominal amount of EUR 75 Million

E.13   Grant authority, issuance of equity or equity-            Mgmt          For                            For
       linked securities without preemptive rights
       up to aggregate nominal amount of EUR 47 million

E.14   Authorize the Board to increase capital in the            Mgmt          For                            For
       event of additional demand related to delegation
       submitted to shareholder vote under items 12
       and 13

E.15   Grant authority, capital increase of up to 10%            Mgmt          For                            For
       of issued capital for future acquisitions

E.16   Grant authority, capitalization of reserves               Mgmt          For                            For
       of up to EUR 100 million for bonus issue or
       increase in par value

E.17   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.18   Approve Stock Purchase Plan reserved for international    Mgmt          For                            For
       employees

E.19   Grant authority, up to 3% of issued capital               Mgmt          For                            For
       for use in Stock Option Plan

E.20   Amend Article 10.1 of Bylaws re: Management               Mgmt          For                            For
       Board composition

E.21   Approve to transform Company into a European              Mgmt          For                            For
       Company

E.22   Approve to change Company name to Unibail Rodamco         Mgmt          Abstain                        Against
       SE, pursuant to adoption of item 21

E.23   Adopt new Articles of Association, subject to             Mgmt          For                            For
       approval of item 21

E.24   Authorize transfer of outstanding authorizations          Mgmt          For                            For
       granted  to Management Board to new Management
       Board, subject to approval of Item 21 above
       ordinary business

O.25   Re-elect, subject to approval of items 21 and             Mgmt          For                            For
       23 above, Mr. M. Robert F. W. Van Oordt as
       a Supervisory Board Member

O.26   Re-elect, subject to approval of items 21 and             Mgmt          For                            For
       23 above, Mr. Francois Jaclot as a Supervisory
       Board member

O.27   Elect Mr. Jacques Dermagne as a Supervisory               Mgmt          For                            For
       Board member, subject to approval of Items
       21 and 23 above

O.28   Elect Mr. Henri Moulard as a Supervisory Board            Mgmt          For                            For
       member, subject to approval of Items 21 and
       23 above

O.29   Elect Mr. Yves Lyon-Caen as a Supervisory Board           Mgmt          For                            For
       member, Subject to approval of Items 21 and
       23 above

O.30   Elect Mr. Jean- Louis Laurens as a Supervisory            Mgmt          For                            For
       Board Member, subject to approval of Items
       21 and 23 above

O.31   Elect Mr. Frans J. G. M. Cremers as a Supervisory         Mgmt          For                            For
       Board member, subject to approval of Items
       21 and 23 above

O.32   Elect Mr. Robert Ter Haar as a Supervisory Board          Mgmt          For                            For
       member, subject to approval of Items 21 and
       23 above

O.33   Elect Mr. Bart R. Okkens as a Supervisory Board           Mgmt          For                            For
       Member, subject to approval of Items 21 and
       23 above

O.34   Elect Mr. Jos W. B. Westerburgen as a Supervisory         Mgmt          For                            For
       Board member, subject to approval of Items
       21 and 23 above

O.35   Elect Ms. Mary Harris as a Supervisory Board              Mgmt          For                            For
       member, subject to approval of Items 21 and
       23 above

O.36   Elect Mr. Alec Pelmore as a Supervisory Board             Mgmt          For                            For
       member, subject to approval of Items 21 and
       23 above

O.37   Approve the remuneration of Supervisory Board             Mgmt          For                            For
       members in the aggregate amount of EUR 875,000

O.38   Re-appoint Ernst Young audit, Deloitte Marque             Mgmt          For                            For
       and Gendrot SA as the Auditors, and Barbier
       Frinault et Autres, and Mazars and Guerard
       as the Deputy Auditors

O.39   Approve the filing of required documents/ other           Mgmt          For                            For
       formalities

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE AND MEETING TIME. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UNICREDIT SPA, GENOVA                                                                       Agenda Number:  701731300
--------------------------------------------------------------------------------------------------------------------------
        Security:  T95132105
    Meeting Type:  MIX
    Meeting Date:  14-Nov-2008
          Ticker:
            ISIN:  IT0000064854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

O.1    Authorize the dispose of own shares pursuant              Mgmt          No Action
       to the Article of the Italian Civil Code and
       revocation of powers granted by the ordinary
       shareholders' meeting on 16 DEC 2005

E.1    Approve paid in capital increase in a maximum             Mgmt          No Action
       amount of EUR 486,539,085, in one or more tranches,
       of a maximum number of 973,078,170 ordinary
       shares, par value EUR 0.50 per share, to be
       offered to the ordinary shareholders and to
       the holders of saving shares of the Company
       pursuant to Article 2441 of the Italian Civil
       Code




--------------------------------------------------------------------------------------------------------------------------
 UNICREDIT SPA, GENOVA                                                                       Agenda Number:  701904612
--------------------------------------------------------------------------------------------------------------------------
        Security:  T95132105
    Meeting Type:  MIX
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  IT0000064854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2009 (AND A THIRD CALL ON 29 APR 2009).
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
       SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
       MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Presentation of the financial statement as at             Non-Voting    No vote
       31 December 2008, accompained with Directors'
       and Auditing Company's reports; Board of Statutory
       Auditors' Report.  Presentation of the consolidated
       financial statements.

O.2    Allocation of the net profit of the year                  Mgmt          No vote

       PLEASE NOTE THAT ALTHOUGH THERE ARE TWO CANDIDATE         Non-Voting    No vote
       SLEDS TO BE ELECTED AS DIRECTORS, THERE IS
       ONLY ONE VACANCY AVAILABLE TO BE FILLED AT
       THE MEETING. THE STANDING INSTRUCTIONS FOR
       THIS MEETING WILL BE DISABLED AND, IF YOU CHOOSE,
       YOU ARE REQUIRED TO VOTE FOR ONLY ONE OF THE
       TWO DIRECTOR SLEDS. THANK YOU.

O.3.1  Slate of candidates for the appointment as Directors      Mgmt          No vote
       presented by: Fondazione Cassa di Risparmio
       di Verona, Vicenza Belluno e Ancona Fondazione
       Cassa di Risparmio di Torino, and Carimonte
       Holding S.p.A..  To view the complete list
       please visit the below URL: https://materials.proxyvote.com/Approved/99999Z/19840101/INFST_38714.pdf

O.3.2  Slate of candidates for the appointment as Directors      Shr           No vote
       presented by: Aletti Gestielle S.G.R., BNP
       PARIBAS Asset Management S.G.R. S.p.A., Eurizon
       Capital S.G.R. S.p.A., Eurizon Capital SA –
       Eurizon Easy Fund Equity Banks, Eurizon Easy
       Fund Equity Europe, Eurizon Easy Fund Equity
       Euro, Eurizon Easy Fund Equity Italy, Fidelity
       Funds Sicav, Fideuram Investimenti S.G.R. S.p.A.,
       Fideuram Gestions SA, Interfund Sicav, Monte
       Paschi Asset Management S.G.R., Stichting Pensioenfonds
       ABP, and UBI Pramerica S.G.R. S.p.A.  To view
       the complete list please visit the below URL:
       https://materials.proxyvote.com/Approved/99999Z/19840101/INFST_38714.pdf

O.4    Determination of the remuneration for the Board           Mgmt          No vote
       of Directors and for the members of the Committees,
       for each year in office, in accordance with
       Clause 26 of the UniCredit's Articles of Association
       as well as for the Chairman of the Control
       Body set up pursuant to Legislative Decree
       231/01.

O.5    Authorization for competing activities pursuant           Mgmt          No vote
       to Sect. 2390 of the Italian Civil Code.

O.6    Approve the group compensation policy.                    Mgmt          No vote

O.7    Approve UniCredit Group Employee Share Ownership          Mgmt          No vote
       Plan 2009.

E.1    Approve the free capital increase pursuant to             Mgmt          No vote
       art. 2442 of the "Civil Code", by issuing n.
       4.821.213.831 ordinary shares and n.4.341.310
       saving shares with unit nominal value of Euro
       0.50 to be assigned to UniCredit ordinary and
       saving shareholders, to be executed by attribution
       to capital of available reserves in order to
       assign profits to the shareholders, and consequential
       amendments to the Articles of Association.

E.2    Approve the amendments to Clauses 5,8,23 and              Mgmt          No vote
       30 of the Articles of Association.




--------------------------------------------------------------------------------------------------------------------------
 UNILEVER N V                                                                                Agenda Number:  701707210
--------------------------------------------------------------------------------------------------------------------------
        Security:  N8981F271
    Meeting Type:  OGM
    Meeting Date:  03-Oct-2008
          Ticker:
            ISIN:  NL0000009355
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 26 SEP 2008 SHARES CAN BE TRADED
       THEREAFTER. THANK YOU

1.     Opening and announcements                                 Non-Voting    No vote

2.     Approve the discussion report and annual report           Mgmt          No Action
       from the period 01 JUN 2007 - 30 JUN 2008

3.     Approve the composition of the Executive Board            Mgmt          No Action

4.     Questions                                                 Non-Voting    No vote

5.     Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 UNILEVER N V                                                                                Agenda Number:  701725713
--------------------------------------------------------------------------------------------------------------------------
        Security:  N8981F271
    Meeting Type:  EGM
    Meeting Date:  29-Oct-2008
          Ticker:
            ISIN:  NL0000009355
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appoint Mr. P. Polman as an Executive Director            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNILEVER NV                                                                                 Agenda Number:  701856431
--------------------------------------------------------------------------------------------------------------------------
        Security:  N8981F271
    Meeting Type:  OGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  NL0000009355
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 23 APR 09. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Consideration of the Annual Report for the 2008           Non-Voting    No vote
       FY

2.     Adopt the annual accounts and appropriation               Mgmt          No Action
       of the profit for the 2008 FY

3.     Grant discharge to the Executive Directors in             Mgmt          No Action
       office during the 2008 FY for the fulfilment
       of their tasks

4.     Grant discharge to the Non-Executive Directors            Mgmt          No Action
       in office during the 2008 FY for the fulfilment
       of their tasks

5.     Re-appoint Mr. J A Lawrence as an Executive               Mgmt          No Action
       Director

6.     Re-appoint Mr. P G J M Polman as an Executive             Mgmt          No Action
       Director

7.     Re-appoint the Rt. Hon The Lord Brittan of Spennithorne   Mgmt          No Action
       QC, DL as a Non-Executive Director

8.     Re-appoint Professor W Dik as a Non-Executive             Mgmt          No Action
       Director

9.     Re-appoint Mr. C E Golden as a Non-Executive              Mgmt          No Action
       Director

10.    Re-appoint Dr. B E Grote as a Non-Executive               Mgmt          No Action
       Director

11.    Re-appoint Mr. N Murthy as a Non-Executive Director       Mgmt          No Action

12.    Re-appoint Ms. H Nyasulu as a Non-Executive               Mgmt          No Action
       Director

13.    Re-appoint Mr. K J Storm as a Non-Executive               Mgmt          No Action
       Director

14.    Re-appoint Mr. M Treschow as a Non-Executive              Mgmt          No Action
       Director

15.    Re-appoint Mr. J van der Veer as a Non-Executive          Mgmt          No Action
       Director

16.    Appoint Professor L O Fresco as a Non-Executive           Mgmt          No Action
       Director

17.    Appoint Ms. A M Fudge as a Non-Executive Director         Mgmt          No Action

18.    Appoint Mr. P Walsh as a Non-Executive Director           Mgmt          No Action

19.    Appoint PricewaterhouseCoopers Accountants N.V.           Mgmt          No Action
       as Auditors for the 2009 FY

20.    Authorize the Board of Directors as the Company           Mgmt          No Action
       Body authorized to issue shares in the Company

21.    Authorize the Board of Directors to purchase              Mgmt          No Action
       shares and depositary receipts in the Company

22.    Approve to reduce the capital through cancellation        Mgmt          No Action
       of shares

23.A   Approve that, move to quarterly dividends and             Mgmt          No Action
       to alter the Equalization Agreement and the
       Articles of Association

23.B   Approve to alter the Equalization Agreement               Non-Voting    No vote

24.    Questions and close of the meeting                        Non-Voting    No vote

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU,               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN BLOCKING. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UNILEVER PLC                                                                                Agenda Number:  701725686
--------------------------------------------------------------------------------------------------------------------------
        Security:  G92087165
    Meeting Type:  OGM
    Meeting Date:  28-Oct-2008
          Ticker:
            ISIN:  GB00B10RZP78
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Mr. P. Polman as a Director                      Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UNILEVER PLC                                                                                Agenda Number:  701868056
--------------------------------------------------------------------------------------------------------------------------
        Security:  G92087165
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  GB00B10RZP78
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the accounts and balance              Mgmt          For                            For
       sheet for the YE 31 DEC 2008, together with
       the Directors' report and the Auditors' report

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008 included within the annual
       report and accounts 2008

3.     Declare a dividend on the ordinary shares                 Mgmt          For                            For

4.     Re-elect Mr. J. A. Lawrence as an Executive               Mgmt          For                            For
       Director

5.     Re-elect Mr. P. G. J. M. Polman as an Executive           Mgmt          For                            For
       Director

6.     Re-elect Rt Hon the Lord Brittan of Spennithorne          Mgmt          For                            For
       QC, DL as a Non-Executive Director

7.     Re-elect Professor W. Dik as a Non-Executive              Mgmt          For                            For
       Director

8.     Re-elect Mr. C. E. Golden as a Non-Executive              Mgmt          For                            For
       Director

9.     Re-elect Dr. B. E. Grote as a Non-Executive               Mgmt          For                            For
       Director

10.    Re-elect Mr. N. Murthy as a Non-Executive Director        Mgmt          For                            For

11.    Re-elect Ms. H. Nyasulu as a Non-Executive Director       Mgmt          For                            For

12.    Re-elect Mr. K. J. Storm as a Non-Executive               Mgmt          For                            For
       Director

13.    Re-elect Mr. M. Treschow as a Non-Executive               Mgmt          For                            For
       Director

14.    Re-elect Mr. J. Van Der Veer as a Non-Executive           Mgmt          Against                        Against
       Director

15.    Elect Professor L.O. Fresco as a Non-Executive            Mgmt          For                            For
       Director

16.    Elect Ms. A.M. Fudge as a Non-Executive Director          Mgmt          For                            For

17.    Elect Mr. P. Walsh as a Non-Executive Director            Mgmt          For                            For

18.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company, to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the members

19.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

20.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and pursuant to Section
       80 of the Companies Act 1985, to allot relevant
       securities [Section 80 of the Companies Act
       1985] up to an aggregate nominal amount of
       GBP 13,290,000 [the authorized but unissued
       share capital]; [Authority expires the earlier
       of the next AGM of the Company or 30 JUN 2010];
       and the Directors may make allotments during
       the relevant period which may be exercised
       after the relevant period

S.21   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the previous Resolution and pursuant to
       Section 95 of the Companies Act 1985, to allot
       equity securities [Section 94 of the Act] for
       cash pursuant to the authority conferred by
       the previous resolution or, where such allotment
       constitutes an allotment equity securities
       disapplying the statutory pre-emption rights
       [Section 94(3A) of the Act], provided that
       this power is limited to the allotment of equity
       securities a) in connection with a rights issue,
       open offer or other offers in favor of ordinary
       shareholders; and b) up to an aggregate nominal
       amount of GBP 2,000,000; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 30 JUN 2010]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.22   Authorize the Company, pursuant to the Article            Mgmt          For                            For
       65 of the Articles of Association of the Company,
       to make market purchases [Section 163(3) of
       the Companies Act 1985] of up to 131 million
       shares of 3 1/9 pence each in the capital of
       the Company, at a minimum price of 3 1/9 pence
       and not more than 5% above the average market
       value for such shares derived from the London
       Stock Exchange Daily Official List, over the
       previous 5 business days; that stipulated by
       Article 5(1) of the buy-back and stabilization
       regulation [EC No. 2273/2003]; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 30 JUN 2010]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

23.    Authorize the Company, pursuant to the Section            Mgmt          For                            For
       366 of the Companies Act 2006 [the Act], that
       are its subsidiaries at any time during the
       period for which this resolution is effective:
       (a) make a political donation [as such term
       is defined in Section 364 of the Act) to the
       political parties to which Part 14 of the Act
       applies, and independent election candidates
       to whom Part 14 of the Act applies, not exceeding
       GBP 100,000 in aggregate in any FY; (b) make
       a political donation [as such term is defined
       in Section 364 of the Act) to the political
       organizations to which Part 14 of the Act applies,
       other than political parties to which Part
       14 of the Act applies, not exceeding GBP 100,000
       in aggregate in any FY; (c) to incur political
       expenditure [as such term is defined in section
       365 of the Act] not exceeding GBP 100,000 in
       aggregate in any FY, in each case during the
       period, in each case during the period beginning
       with the date of passing this resolution and
       ending at the conclusion of the next AGM or
       30 JUN 2010 [whichever is earlier]

S.24   Approve that a general meeting other than an              Mgmt          Against                        Against
       AGM may be called on not less than 14 days'
       clear notice

25.    Authorize the Directors to agree to modify the            Mgmt          For                            For
       agreement dated 28 JUN 1946 [as amended by
       Supplemental Agreements dated 20 JUL 1951,
       21 DEC 1981 and 15 MAY 2006] with Unilever
       N. V. of the Netherlands known as the Equalization
       Agreement by replacing the definition of relevant
       rate of exchange with the following as specified
       and to make certain other minor consequently
       modifications as reflected in the form of Equalization
       Agreement Amendment Agreement produced to the
       meeting and for the purpose of identification
       signed by the Chairman thereof [subject to
       any non-material changes as may be approved
       by the Directors[s] executing the Equalization
       Agreement Amendment Agreement]




--------------------------------------------------------------------------------------------------------------------------
 UNILEVER PLC                                                                                Agenda Number:  701887171
--------------------------------------------------------------------------------------------------------------------------
        Security:  G92087165
    Meeting Type:  OGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  GB00B10RZP78
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors to agree to modify the            Mgmt          For                            For
       agreement dated 28 JUNE 1946 [as amended by
       Supplemental Agreements dated 20 JULY 1951,
       21 DEC 1981 and 15 MAY 2006] with Unilever
       N.V. of the Netherlands known as the Equalization
       Agreement by replacing the definition of relevant
       rate of exchange with the definition: Relevant
       Rate of Exchange shall mean the rate of exchange
       as determined by the Dutch Company and the
       English Company in such manner as they shall
       deem appropriate between the currency or currencies
       in which dividends are to be paid on the Ordinary
       share capital of the Dutch Company and the
       currency or currencies in which dividends are
       to be paid on the ordinary share capital of
       the English Company on the day which is 1 day
       prior to the date on which such dividends are
       to be declared or resolved to be recommended
       or if it is not in the opinion of the Dutch
       Company and the English Company practicable
       to determine a representative rate of exchange
       on that day on the next earlier day on which
       it is in their opinion practicable to determine
       a representative rate of exchange, and to make
       certain other minor consequential modifications
       as reflected in the form of Equalization Agreement
       Amendment Agreement produced to the meeting
       and for the purposes of identification signed
       by the Chairman thereof [subject to any non-material
       changes as may be approved by the Director's
       executing the Equalization Agreement Amendment
       Agreement]




--------------------------------------------------------------------------------------------------------------------------
 UNIONE DI BANCHE ITALIANE SCPA, BERGAMO                                                     Agenda Number:  701872435
--------------------------------------------------------------------------------------------------------------------------
        Security:  T1681V104
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  IT0003487029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       09 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS MUST BE REGISTERED          Non-Voting    No vote
       IN THE COMPANY'S STOCK REGISTER 90 DAYS BEFORE
       THE MEETING IN ORDER TO BE ENTITLED TO VOTE
       AT THE MEETING.

O.1    Approve the allocation of profits, subject to             Mgmt          No Action
       prior presentation of the balance sheet and
       consolidated balance sheet as of 31 DEC 2008
       in compliance with Article 22 paragraph C of
       the Corporate by Laws

O.2    Authorize the Management council concerning               Mgmt          No Action
       own shares

O.3    Appoint the Board of Arbitrators                          Mgmt          No Action

E.1    Amend the Article 5 and 13 [title III Corporate           Mgmt          No Action
       capital, shareholders, shares], Article 22
       and 28 [title V shareholders meeting], Article
       30, 36, 37, 38 and 39 [title VI management
       council], Article 43 and 43 BIS [title VII
       Managing Director], Article 44, 45, 46, 47,
       48, 49 [title VIII Board of inspection], Article
       51 [title X Board of Arbitrators], Article
       52 [title XI balance sheet, profits and reserves]
       and of transitional provisions from N. I to
       N. VI of the Corporate ByLaws and adjustment
       of the bylaws to the security provisions concerning
       organization and administration of banks and
       related and consequential resolutions

E.2    Approve the corporate capital increase in more            Mgmt          No Action
       tranches, versus payment, through issuance
       of max number of 31,957,295 ordinary shares
       with nominal value EUR 2.5 each one, reserved
       to the issuing of warrants to be allotted to
       all shareholders and amend the Article 5 of
       the Corporate by Laws and related and consequential
       resolutions

E.3    Authorize the Management council, in compliance           Mgmt          No Action
       with Article 2420 TER of the Italian civil
       code, to issue convertible bonds, and consequential
       corporate capital increase, for an amount of
       maximum EUR 640,000,000 and amend Article 5
       of the Corporate By Laws




--------------------------------------------------------------------------------------------------------------------------
 UNIPOL GRUPPO FINANZIARIO SPA, BOLOGNA                                                      Agenda Number:  701859071
--------------------------------------------------------------------------------------------------------------------------
        Security:  T9647L102
    Meeting Type:  OGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  IT0001074571
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT APPOINTMENT OF A DIRECTOR WILL           Non-Voting    No vote
       NOT BE EXECUTED THROUGH SLATE VOTE. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Approve the balance sheet as of 31 DEC 2008,              Mgmt          No Action
       the Board of Directors report on Management,
       Board of Auditors and External Auditing Company
       Reports, related and consequential resolutions

2.     Appoint a Director, in compliance with the Article        Mgmt          No Action
       2386, 1st Paragraph, of the Italian Civil Code;
       related and consequential resolutions

3.     Approve the purchase and disposal of own shares           Mgmt          No Action
       and of shares of the controlling Company, related
       and consequential resolutions, as per the Article
       10, last paragraph, of the Corporate Bylaws




--------------------------------------------------------------------------------------------------------------------------
 UNIQA VERSICHERUNGEN AG, WIEN                                                               Agenda Number:  701932887
--------------------------------------------------------------------------------------------------------------------------
        Security:  A90015131
    Meeting Type:  OGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  AT0000821103
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of the annual statement          Mgmt          No Action
       of accounts of the Company and corporate group
       with the report of the Management Board and
       the report of the Supervisory Board; the Management
       Board regarding the usage of net profits

2.     Approve the appropriation of net profits                  Mgmt          No Action

3.     Approve the activities undertaken by the Members          Mgmt          No Action
       of the Management Board and the Members of
       the Supervisory Board

4.     Approve the remuneration for the Supervisory              Mgmt          No Action
       Board

5.     Elect the balance sheet Auditor for the Company           Mgmt          No Action
       and corporate group

6.     Elect the Supervisory Board                               Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 UNITED BUSINESS MEDIA LIMITED, ST. HELIER                                                   Agenda Number:  701886117
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9226Z104
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  JE00B2R84W06
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report and the accounts             Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For
       and authorize the Directors to determine their
       remuneration

4.     Authorize the Directors to allot relevant securities      Mgmt          For                            For

S.5    Approve to disapply the pre-emption rights                Mgmt          For                            For

S.6    Authorize the Companu to purchase of ordinary             Mgmt          For                            For
       shares in the market

S.7    Amend the Company's Articles of Association               Mgmt          Against                        Against
       to allow general meetings to be called on 14
       days' notice




--------------------------------------------------------------------------------------------------------------------------
 UNITED OVERSEAS BK LTD                                                                      Agenda Number:  701891752
--------------------------------------------------------------------------------------------------------------------------
        Security:  V96194127
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1M31001969
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Companies Act], to purchase or otherwise acquire
       issued ordinary shares in the capital of the
       Company [the Shares] not exceeding in aggregate
       the maximum limit [number of shares representing
       5% of the total number of issued shares [excluding
       any shares which are held as treasury shares]],
       at such price or prices as may be determined
       by the Directors of the Company from time to
       time up to the maximum price [in the case of
       a market purchase of a share, 105% of the average
       closing price of the shares; and in the case
       of an off-market purchase of a share pursuant
       to an equal access scheme, 110% of the average
       closing price of the shares], whether by way
       of: i) market purchase(s) on the Singapore
       Exchange Securities Trading Limited [SGX-ST];
       and/or ii) off-market purchase(s) [if effected
       otherwise than on SGX-ST] in accordance with
       any equal access Scheme(s) as may be determined
       or formulated by the Directors of the Company
       as they consider fit, which Scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other laws and regulations and rules
       of SGX-ST as may for the time being be applicable
       [the Share Purchase Mandate]; [Authority expires
       the earlier of the next AGM of the Company
       or the date on which the next AGM is required
       by law to be held]; authorize the Directors
       of the Company and/or any of them to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider expedient or
       necessary to give effect to the transactions
       contemplated and/or authorized by this resolution




--------------------------------------------------------------------------------------------------------------------------
 UNITED OVERSEAS BK LTD                                                                      Agenda Number:  701896790
--------------------------------------------------------------------------------------------------------------------------
        Security:  V96194127
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1M31001969
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial Statements, the Directors'          Mgmt          For                            For
       report and the Auditors' report for the YE
       31 DEC 2008

2.     Declare a final one-tier tax-exempt dividend              Mgmt          For                            For
       of 40 cents per ordinary share for the YE 31
       DEC 2008

3.     Approve the Directors' fees of SGD 912,500 for            Mgmt          For                            For
       2008

4.     Approve the fee of SGD 2,500,000 to the Chairman          Mgmt          Against                        Against
       of the Bank, Dr. Wee Cho Yaw, for the period
       from JAN 2008 to DEC 2008

5.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

6.     Re-elect Mr. Wee Ee Cheong as a Director, pursuant        Mgmt          For                            For
       to Section 153[6] of the Companies Act, Chapter
       50, to hold such office until the next AGM
       of the Company

7.     Re-elect Dr. Wee Cho Yaw as a Director, pursuant          Mgmt          For                            For
       to Section 153[6] of the Companies Act, Chapter
       50, to hold such office until the next AGM
       of the Company

8.     Re-elect Professor Lim Pin as a Director, pursuant        Mgmt          For                            For
       to Section 153[6] of the Companies Act, Chapter
       50, to hold such office until the next AGM
       of the Company

9.     Re-elect Mr. Ngiam Tong Dow as a Director, pursuant       Mgmt          For                            For
       to Section 153[6] of the Companies Act, Chapter
       50, to hold such office until the next AGM
       of the Company

10.    Authorize the Directors, to issue ordinary shares         Mgmt          For                            For
       in the capital of the Company [''shares'']
       whether by way of rights, bonus or otherwise;
       and/or (ii) make or grant offers, agreements
       or options [including options under the UOB
       1999 Share Option Scheme [the ''Scheme''] [collectively,
       ''Instruments''] that might or would require
       shares to be issued, including but not limited
       to the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit; and (b)
       [notwithstanding the authority conferred by
       this Resolution may have ceased to be in force]
       issue shares in pursuance of any Instrument
       made or granted by the Directors while this
       resolution was in force, provided that: (1)
       the aggregate number of ordinary shares to
       be issued pursuant to this Resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution]
       does not exceed 50% of the total number of
       issued shares, excluding treasury shares, in
       the capital of the Company [as calculated in
       accordance with this resolution below], of
       which the aggregate number of shares to be
       issued other than on a pro-rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       20 % of the total number of issued shares,
       excluding treasury shares, in the capital of
       the Company [as calculated in accordance with
       this resolution below); (2) [subject to such
       manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [''SGX-ST''] for the purpose of determining
       the aggregate number of shares that may be
       issued under this resolution above, the percentage
       of issued shares shall be based on the total
       number of issued shares, excluding treasury
       shares, in the capital of the Company at the
       time this Resolution is passed, after adjusting
       for: (i) new ordinary shares arising from the
       conversion or exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this Resolution is passed; and (ii) any
       subsequent bonus issue, consolidation or sub-division
       of shares; (3) in exercising the authority
       conferred by this Resolution, the Company shall
       comply with the provisions of the Listing Manual
       of the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by law to be held]

11.    Authorize the Director, to allot and issue any            Mgmt          Abstain                        Against
       of the preference shares referred to in the
       Articles 7A, 7B, 7C, 7D, 7E and/or 7F of the
       Articles of Association of the Company; and/or
       make or grant offers, agreements or options
       that might or would require the preference
       shares referred to in this resolution above
       to be issued, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit and [notwithstanding
       that the authority conferred by this Resolution
       may have ceased to be in force] to issue the
       preference shares referred to in this resolution
       above in connection with any offers, agreements
       or options made or granted by the Directors
       while this resolution was in force; to do all
       such things and execute all such documents
       as they may consider necessary or appropriate
       to give effect to this Resolution as they may
       deem fit; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 UNITED UTILS PLC                                                                            Agenda Number:  701632300
--------------------------------------------------------------------------------------------------------------------------
        Security:  G92806101
    Meeting Type:  OGM
    Meeting Date:  01-Jul-2008
          Ticker:
            ISIN:  GB0006462336
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the Scheme of Arrangement [with or without        Mgmt          For                            For
       modification], the amendments to the Articles
       of Association and other related matters

2.     Approve, subject of passing of Resolution 1,              Mgmt          For                            For
       the establishment by United Utilities Group
       PLC of the United Utilities Group 2008 Savings-Related
       Share Option Scheme and the United Utilities
       Group 2008 Share Incentive Plan

3.     Approve, subject of passing of Resolution 1,              Mgmt          For                            For
       the establishment by United Utilities Group
       PLC United Utilities Group PLC of the United
       Utilities Group 2008 Performance Share Plan,
       the United Utilities Group 2008 International
       Plan and the United Utilities Group 2008 Matching
       Share Award Plan

4.     Approve, subject of passing of Resolution 1,              Mgmt          For                            For
       the establishment by United Utilities Group
       PLC of additional share scheme to those mentioned
       in Resolution 2 and 3 for the benefit of overseas
       employees of United Utilities Group PLC and
       its subsidiaries




--------------------------------------------------------------------------------------------------------------------------
 UNITED UTILS PLC                                                                            Agenda Number:  701636322
--------------------------------------------------------------------------------------------------------------------------
        Security:  G92806101
    Meeting Type:  CRT
    Meeting Date:  01-Jul-2008
          Ticker:
            ISIN:  GB0006462336
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION FOR THIS MEETING TYPE. PLEASE CHOOSE
       BETWEEN "FOR" AND "AGAINST" ONLY. HOULD YOU
       CHOOSE TO VOTE ABSTAIN FOR THIS MEETING THEN
       YOUR VOTE WILL BE DISREGARDED BY THE ISSUER
       OR ISSUERS AGENT.

1.     Approve the scheme of arrangement to be made              Mgmt          For                            For
       between the Company and the scheme shareholders




--------------------------------------------------------------------------------------------------------------------------
 UNITED UTILS PLC                                                                            Agenda Number:  701652732
--------------------------------------------------------------------------------------------------------------------------
        Security:  G92806101
    Meeting Type:  AGM
    Meeting Date:  25-Jul-2008
          Ticker:
            ISIN:  GB0006462336
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts                           Mgmt          For                            For

2.     Declare a final dividend of 31.47 pence per               Mgmt          For                            For
       ordinary share

3.     Approve the Director's remuneration report                Mgmt          For                            For

4.     Re-appoint Dr. John McAdam as a Director                  Mgmt          For                            For

5.     Re-appoint Mr. Nick Salmon as a Director                  Mgmt          For                            For

6.     Re-appoint Mr. David Jones as a Director                  Mgmt          For                            For

7.     Re-appoint Deloitte Touche LLP as the Auditors            Mgmt          Against                        Against
       of the Company

8.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Auditors

9.     Authorize the Directors to issue equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to an
       aggregate nominal amount of GBP 293,902,939

10.    Grant authority to issue equity or equity-linked          Mgmt          For                            For
       securities without pre-emptive rights up to
       an aggregate nominal amount of GBP 44,085,440

11.    Grant authority to make market purchase of 88,170,881     Mgmt          For                            For
       Company ordinary shares

12.    Adopt the new Articles of Association                     Mgmt          For                            For

13.    Authorize the Company and its subsidiaries to             Mgmt          For                            For
       make EU Political donations to political parties
       up to GBP 50,000, to political organisations
       other than political parties up to GBP 50,000
       and incur EU political expenditure up to GBP
       50,000




--------------------------------------------------------------------------------------------------------------------------
 UNY CO.,LTD.                                                                                Agenda Number:  701918988
--------------------------------------------------------------------------------------------------------------------------
        Security:  J94368149
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  JP3949600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UPM-KYMMENE CORP                                                                            Agenda Number:  701834182
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9518S108
    Meeting Type:  OGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  FI0009005987
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to scrutinize the minutes             Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       the list of votes

6.     Presentation of the Financial Statements, the             Non-Voting    No vote
       Consolidated Financial Statements, the Report
       of the Board of Directors and the Auditors'
       Report

7.     Adopt the accounts                                        Mgmt          For                            For

8.     Approve the actions on profit or loss: Board              Mgmt          For                            For
       proposes to pay a dividend of EUR 0.40 per
       share

9.     Grant Discharge from liability                            Mgmt          For                            For

10.    Approve the remuneration of the Board Members             Mgmt          For                            For

11.    Approve the number of the Board Members                   Mgmt          For                            For

12.    Re-elect the Messrs. M. Alahuhta, B.Brunow,               Mgmt          For                            For
       K.Grotenfelt, G.Holzhey, W.lane, J. Pesonen,
       U. Ranin, V-M. Reinikkala and B.Wahlroos as
       the Members of the Board

13.    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

14.    Elect the Auditor(s)                                      Mgmt          For                            For

15.    Amend the Articles of Association                         Mgmt          For                            For

16.    Authorize the Board to decide on acquiring Companys       Mgmt          For                            For
       own shares

17.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 VALEO SA, PARIS                                                                             Agenda Number:  701974568
--------------------------------------------------------------------------------------------------------------------------
        Security:  F96221126
    Meeting Type:  MIX
    Meeting Date:  09-Jun-2009
          Ticker:
            ISIN:  FR0000130338
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 569051 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Management report of the Board of Directors               Non-Voting    No vote
       on the activities and the accounts [unconsolidated
       and consolidated] for the 2008 FY

       General reports of the Statutory Auditors                 Non-Voting    No vote

       Report of the Chairman on the work of the Board           Non-Voting    No vote
       of Directors and on internal control

       Special report of the Statutory Auditors on               Non-Voting    No vote
       the regulated agreements and commitments subject
       to the provisions of Articles L.225-38 and
       L.225-40 to L.225-42 of the Commercial Code

       Special report and complementary special report           Non-Voting    No vote
       of the Statutory Auditors on the regulated
       agreements and commitments referred to in Articles
       L.225-38 and L.225-40 to L.225-42 of the Commercial
       Code in accordance with Article L.225-42-1
       of the said Code

O.1    Approve the annual accounts for the 2008 FY               Mgmt          For                            For

O.2    Approve the consolidated accounts for the 2008            Mgmt          For                            For
       FY

O.3    Ratify the appointment of Mr. Jacques Aschenbroich        Mgmt          For                            For
       as a Board Member

O.4    Statutory Auditors' special report on agreements          Mgmt          Against                        Against
       and undertakings governed by the provisions
       of Articles L. 225-38 and L. 225-40  to L.
       225-42 of the French Commercial Code.

O.A    Statutory Auditors' special report and supplementary      Mgmt          Against                        Against
       special report on certain agreements and undertakings
       governed by the provisions  of Articles L.
       225-38 and L. 225-40 to L. 225-42 of the French
       Commercial Code in accordance with Article
       L. 225-42-1 of said Code.

O.5    Approve the regulated agreements and commitments          Mgmt          For                            For
       subject to the provisions of Articles L.225-38
       of the Commercial Code

O.6    Approve the distribution of profits for the               Mgmt          For                            For
       2008 FY

O.7    Authorize the Board of Directors to operate               Mgmt          For                            For
       on the Company's shares

E.8    Authorize the Board of Directors to decide on             Mgmt          For                            For
       share capital increase, through the issue-with
       maintenance of preferential subscription rights-of
       shares and/or warrants giving access to the
       Company's capital and/or issue of warrants
       giving entitlement to the allocation of debt
       securities

E.9    Authorize the Board of Directors to decide on             Mgmt          For                            For
       share capital increase, through the issue-without
       preferential subscription rights-of representative's
       debt warrants giving access to the Company's
       capital and/or issue of securities giving entitlement
       to the allocation of debt securities

E.10   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital by incorporation of premiums,
       reserves, profits or others

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the number of securities to be issued in cases
       of increased capital with or without preferential
       subscription rights

E.12   Authorize the Board of Directors to decide to             Mgmt          For                            For
       increase the share capital by issuing shares
       or warrants giving access to capital reserved
       for members of Savings Plans with cancellation
       of preferential subscription rights for the
       benefit of the latest

E.13   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by cancellation of treasury shares

E.14   Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VALLOUREC USINES A TUBES DE LORRAINE ESCAUT ET VALLOUREC REUNIES, BOULOGNE BILLA            Agenda Number:  701962892
--------------------------------------------------------------------------------------------------------------------------
        Security:  F95922104
    Meeting Type:  MIX
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  FR0000120354
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 565974 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       2008 FY

O.2    Approve the consolidated accounts for the 2008            Mgmt          For                            For
       FY

O.3    Approve the distribution of profits for the               Mgmt          For                            For
       2008 FY and establishment of the dividend

O.4    Approve the payment option of the dividend in             Mgmt          For                            For
       shares

O.5    Approve the agreements referred to in Article             Mgmt          For                            For
       L.225-86 ET sequence of the Commercial Code

O.6    Approve the regulated agreements referred to              Mgmt          For                            For
       in Article L.225-90-1 of the Commercial Code
       concerning Mr. Philippe Crouzet

O.7    Ratify the appointment of the Bollore Company             Mgmt          For                            For
       as a Member of the Supervisory Board

O.8    Ratify the appointment of Mr. Jean-Francois               Mgmt          For                            For
       Cirelli as a Member of the Supervisory Board

O.9    Authorize the Board of Directors to operate               Mgmt          For                            For
       on the Company's shares

E.10   Authorize the Board of Directors in order to              Mgmt          For                            For
       issue shares equities giving access to the
       capital, with maintenance of preferential subscription
       rights

E.11   Authorize the Board of Directors in order to              Mgmt          For                            For
       issue shares equities giving access to the
       capital, with cancellation of preferential
       subscription rights

E.12   Authorize the Board of Directors to fix the               Mgmt          For                            For
       issuance price in accordance with the modalities
       established by the General Assembly, up to
       10% of the capital, in case of an issuance
       with cancellation of preferential subscription
       rights

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the number of equities to be issued in case
       of a capital increase with or without preferential
       subscription rights

E.14   Authorize the Board of Directors to issue shares          Mgmt          For                            For
       or securities giving access to the capital
       without preferential subscription rights with
       remuneration in kind for capital equities or
       securities giving access to the capital

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital 1 or many times by incorporation
       of premiums, reserves or benefits

E.16   Authorize the Board of Directors in order to              Mgmt          For                            For
       issue securities giving access to grant financial
       equities and not giving access to a capital
       increase of the Company

E.17   Authorize the Board of Directors to grant shares          Mgmt          For                            For
       and/or securities giving access to the capital
       reserved to Members of a Company Savings Plan,
       with cancellation of preferential subscription
       rights for their benefit

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital reserved to the employees of the
       foreigner companies of the Vallourec Group
       (and those having similar rights) outside the
       Company Savings Plan, with cancellation of
       preferential subscription rights of shareholders

E.19   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the capital reserved to the credit
       institution under a transaction reserved to
       the employees, with cancellation of preferential
       subscription rights of shareholders

E.20   Authorize the Board of Director in order to               Mgmt          For                            For
       allocate existing shares or shares to be issued
       for the benefit of French non-residential Members
       of the Group's employees or some of them under
       a tender for employees

E.21   Authorize the Board of Directors in order to              Mgmt          For                            For
       grant subscription or purchase options of shares

E.22   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by cancellation of own shares




--------------------------------------------------------------------------------------------------------------------------
 VEDANTA RESOURCES PLC, LONDON                                                               Agenda Number:  701655067
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9328D100
    Meeting Type:  AGM
    Meeting Date:  31-Jul-2008
          Ticker:
            ISIN:  GB0033277061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements [including       Mgmt          For                            For
       the Directors' remuneration report] of the
       Company for the YE 31 MAR 2008 together with
       the Directors' report and the Independent Auditors'
       report thereon

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2008

3.     Approve the final dividend as recommended by              Mgmt          For                            For
       the Directors of USD 0.25 per ordinary share
       in respect of the YE 31 MAR 2008

4.     Re-appoint Mr. Navin Agarwal as a Director,               Mgmt          For                            For
       who retires pursuant to the Article 115 of
       the Company's Articles of Association

5.     Re-appoint Mr. Kuldip Kaura as a Director, who            Mgmt          For                            For
       retires pursuant to the Article 115 of the
       Company's Articles of Association

6.     Re-appoint Mr. Naresh Chandra as a Director,              Mgmt          For                            For
       who retires pursuant to the Article 122 of
       the Company's Articles of Association

7.     Re-appoint Mr. Euan Macdonald as a Director,              Mgmt          For                            For
       who retires pursuant to the Article 122 of
       the Company's Articles of Association

8.     Re-appoint Mr. Aman Mehta as a Director, who              Mgmt          For                            For
       retires pursuant to the Article 122 of the
       Company's Articles of Association

9.     Re-appoint Dr. Shailendra Tamotia as a Director,          Mgmt          For                            For
       who retires pursuant to the Article 122 of
       the Company's Articles of Association

10.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          Against                        Against
       of the Company [the Auditors'] until the conclusion
       of the next general meeting at which the accounts
       are laid before the Company

11.    Authorize the Audit Committee of the Company              Mgmt          For                            For
       to determine the Auditors' remuneration

12.    Grant authority to the Directors' to allot shares         Mgmt          For                            For

S.13   Grant the disapplication of pre-emption rights            Mgmt          For                            For

S.14   Authorize the Company to purchase of its own              Mgmt          For                            For
       shares.

S.15   Adopt the new Articles of Association                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VEOLIA ENVIRONNEMENT, PARIS                                                                 Agenda Number:  701920565
--------------------------------------------------------------------------------------------------------------------------
        Security:  F9686M107
    Meeting Type:  MIX
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  FR0000124141
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 551498 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Approve the reports and the unconsolidated accounts       Mgmt          For                            For
       for the 2008 FY

O.2    Approve the consolidated accounts for the 2008            Mgmt          For                            For
       FY

O.3    Approve the charges and expenses referred to              Mgmt          For                            For
       in Article 39-4 of the General Tax Code

O.4    Approve the Distribution of profits and the               Mgmt          For                            For
       dividend payment date

O.5    Approve the option for the dividend payment               Mgmt          For                            For
       in shares

O.6    Approve the regulated agreements and commitments          Mgmt          For                            For
       [excluding modification of a commitment concluded
       in favor of a corporate officer]

O.7    Approve the regulated agreement and commitment            Mgmt          For                            For
       [modification of a commitment concluded in
       favor of a Corporate officer]

O.8    Approve the renewal of a Board Member's mandate           Mgmt          For                            For

O.9    Approve the renewal of a Board Member's mandate           Mgmt          For                            For

O.10   Approve the renewal of a Board Member's mandate           Mgmt          For                            For

O.11   Approve the renewal of a Board Member's mandate           Mgmt          For                            For

O.12   Approve the renewal of a Board Member's mandate           Mgmt          For                            For

O.13   Approve the renewal of a Board Member's mandate           Mgmt          For                            For

O.14   Approve the renewal of a Board Member's mandate           Mgmt          For                            For

O.15   Authorize the Board of Directors to operate               Mgmt          For                            For
       on the Company's shares

E.16   Authorize the Board of Directors in order to              Mgmt          For                            For
       decide a share capital increase by issuance,
       without preferential subscription right of
       shares and/or securities giving access to the
       Company's capital and/or the issuance of securities
       giving right to the allocation of debt securities
       by an offer referred to in Article L. 411-2,
       II of the Monetary and Financial Code [as amended
       by the Ordinance No.2009-80 on 22 JAN 2009]

E.17   Authorize the Board of Directors in order to              Mgmt          For                            For
       decide a share capital increase by issuance
       of shares or securities giving access to the
       capital reserved for a Savings Plans' members
       with cancellation of preferential subscription
       rights, for their benefit

E.18   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       decide, during a public offer period, the issuance
       of warrants to subscribe on preferential terms,
       to the Company's shares, including their free
       allocation for the Company's shareholders

E.19   Approve the reduction of the Board Members'               Mgmt          For                            For
       mandate duration and modification of the Statutes

OE.20  Grant Powers for formalities                              Mgmt          For                            For

O.21   Appoint the Board Member                                  Mgmt          For                            For

O.22   Approve the Attendances allowances for the Board          Mgmt          For                            For
       Members




--------------------------------------------------------------------------------------------------------------------------
 VICAT-CIMENTS VICAT SA, PARIS LA DEFENSE                                                    Agenda Number:  701884668
--------------------------------------------------------------------------------------------------------------------------
        Security:  F18060107
    Meeting Type:  MIX
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  FR0000031775
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Receive the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman and the Auditors, approves the
       company's financial statements for the YE,
       31 DEC 2008, as presented, showing profits
       of EUR 103,414,453.00, the shareholders' meeting
       gives permanent discharge to the Board of Directors
       for the performance of its duties during the
       said FY

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, showing net
       profits Group share of EUR 245,256,000.00

O.3    Approve recommendations the Board of Directors            Mgmt          For                            For
       and resolves that the income for the FY be
       appropriated as follows: earnings for the FY:
       EUR 103,414,453.00 prior retained earnings:
       EUR 45,763,547.00 distributable income: EUR
       149,178,000.00 global dividend: EUR 67,350,000.00
       other reserves: EUR 828,000.00 retained earnings:
       EUR 81,000,000.00 the shareholders will receive
       a net dividend of EUR 1.50 per share of a par
       value of EUR 4.00, and will entitle to the
       40% deduction provided by the French General
       Tax Code, this dividend will be paid on 22
       MAY 2009, on such date, the amount of the dividends
       on self-held shares shall be allocated to the
       retained earnings account, as required Bye-Law,
       it is reminded that, for the last 3 FY, the
       dividends paid, were as follows: EUR 0.63 for
       FY 2005 EUR 1.30 for FY 2006 EUR 1.50 for FY
       2007

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-38 of
       the French Commercial code, approve said report
       and the agreements referred to there in

O.5    Authorize the Board Of Directors to trade, by             Mgmt          For                            For
       all means and on 1 and more occasions, in the
       Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 150.00, maximum number
       of shares to be acquired: 10% of the share
       capital, i.e. 3,122,021 shares of a nominal
       value of EUR 4.00, maximum funds invested in
       the share buybacks: EUR 468,303,150.00, [Authority
       expires at the end of 18-month period]; this
       authorization supersedes the one granted by
       the shareholders' meeting of 16 MAY 2008 and
       to take all necessary measures and accomplish
       all necessary formalities

O.6    Approve to renew the appointment of Mr. Guy               Mgmt          Against                        Against
       Sidos as a Director for period of 6 years

O.7    Approve to renew the appointment of Mrs. Sophie           Mgmt          Against                        Against
       Sidos as a Director for period of 6 years

O.8    Approve to renew the appointment of Mr. Raynald           Mgmt          Against                        Against
       Dreyfus as a Director for period of 3 years

O.9    Appoint Mr. Bruno Salmon as a Director to replace         Mgmt          For                            For
       Mr. Jean-Michel Allard for 6 years period

O.10   Appoint Mr. Pierre Breuil as a Director for               Mgmt          For                            For
       period of 6 years

O.11   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

E.12   Amend the by Laws Article 5, 80 year extension            Mgmt          For                            For
       of the Company's life expectancy', Article
       25: delay shorten for shareholders to accomplish
       all formalities in order to attend general
       meetings'

E.13   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 VIENNA INSURANCE GROUP                                                                      Agenda Number:  701897362
--------------------------------------------------------------------------------------------------------------------------
        Security:  A9T907104
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  AT0000908504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report, the consolidated               Mgmt          No Action
       annual report of 31 DEC 2008 together with
       the Management Report for the Company and the
       Group and the Supervisory Boards Report

2.     Approve the actions of the Members of the Management      Mgmt          No Action
       Boards

3.     Appoint the Auditor for 2010                              Mgmt          No Action

4.     Authorize the Board of Directors to increase              Mgmt          No Action
       the shares capital until latest 23 APR 2014
       by EUR 66,443,734,10 by issuing 64,000,000
       new shares and approve the decision taken at
       the OGM of 16 APR 08

5.     Approve the Board of Directors to issue participation     Mgmt          No Action
       bonds until latest 23 APR 2014 to the total
       nominal value of up to EUR 2,000,000,000 and
       fix the terms of the issuance and approve replaces
       the decision taken at the AGM as of 16 APR
       08

6.     Approve the Board of Directors to issue convertible       Mgmt          No Action
       bonds until latest 23 APR 2014 to the total
       nominal value of up to EUR 2,000,000,000 and
       to fix the terms of the issuance and approve
       replaces the decision taken at the AGM as of
       16 APR 08

7.     Approve the amendment of By-Laws Par 4 [conditional       Mgmt          No Action
       capital]

8.     Approve the buy back of own shares within 30              Mgmt          No Action
       months and to resell those shares and approve
       replaces the decision taken at the OMET as
       of 16 APR 08

9.     Elect the Supervisory Board                               Mgmt          No Action

10.    Approve the amendment of Company's name and               Mgmt          No Action
       amendment of By-Laws accordingly

11.    Amend the By-Laws Paragraph 3 [Publications]              Mgmt          No Action

12.    Amend the By-Laws Paragraph 8                             Mgmt          No Action

13.    Amend the By-Laws Paragraph 18                            Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 VINCI SA, RUEIL MALMAISON                                                                   Agenda Number:  701894900
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5879X108
    Meeting Type:  MIX
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  FR0000125486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve to accept the consolidated financial              Mgmt          For                            For
       statements and statutory reports

O.2    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 1.62 per share

O.4    Grant authority for the payment of dividends              Mgmt          For                            For
       by shares

O.5    Ratify the appointment of Mr. Jean Pierre Lamoure         Mgmt          For                            For
       as a Director

O.6    Re-elect Mr. Francois David as a Director                 Mgmt          For                            For

O.7    Re-elect Mr. Patrick Faure as a Director                  Mgmt          For                            For

O.8    Elect Mr. Michael Pragnell as a Director                  Mgmt          For                            For

O.9    Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       issued share capital

O.10   Approve the transaction between Vinci et Vinci            Mgmt          For                            For
       Concessions regarding Financing of Prado Sud
       Railway Concession

O.11   Approve the transaction between Vinci et Vinci            Mgmt          For                            For
       Concessions regarding Financing of Stade du
       Mans Concession

O.12   Approve the transaction between Vinci et Vinci            Mgmt          For                            For
       Concessions regarding Financing Obtained by
       Arcour, Contractor of A19 Highway

O.13   Approve the transaction between Vinci et Vinci            Mgmt          For                            For
       Concessions regarding Sale by Vinci to Vinci
       Concession of its participation to Aegean Motorway
       SA

O.14   Approve the transaction between Vinci et Vinci            Mgmt          For                            For
       Concessions regarding Sale by Vinci to Vinci
       Concession of its Participation to Olympia
       Odoss

O.15   Approve the transaction between Vinci et Vinci            Mgmt          For                            For
       Concessions regarding Sale by Vinci to Vinci
       Concession of its Participation to Olympia
       Odoss Operation

O.16   Approve the transaction between Vinci et Vinci            Mgmt          For                            For
       Concessions regarding Sale by Vinci to Vinci
       Concession of its Participation to Vinci Airports
       Holding

E.17   Approve the reduction in Share Capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.18   Grant authority for the capitalization of reserves        Mgmt          For                            For
       for bonus issue or increase in par value

E.19   Grant authority for the issuance of equity or             Mgmt          For                            For
       equity linked securities with preemptive rights
       up to aggregate nominal amount of EUR 300 million

E.20   Grant authority for the issuance of specific              Mgmt          For                            For
       convertible bonds without preemptive rights
       named OCEANE

E.21   Approve the issuance of convertible bonds without         Mgmt          For                            For
       preemptive rights other than OCEANE

E.22   Authorize the Board to increase capital in the            Mgmt          For                            For
       event of additional demand related to delegation
       submitted to shareholder vote above

E.23   Grant authority for the capital increase of               Mgmt          For                            For
       up to 10% of issued capital for future acquisitions

E.24   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.25   Approve the Stock Purchase Plan reserved for              Mgmt          For                            For
       International Employees

E.26   Grant authority up to 1.5% of issued capital              Mgmt          For                            For
       for use in Stock Option Plan

E.27   Grant authority for the filing of required documents/otherMgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 VIVENDI                                                                                     Agenda Number:  701836667
--------------------------------------------------------------------------------------------------------------------------
        Security:  F97982106
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  FR0000127771
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting    No vote
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the treatment of losses and allocation            Mgmt          For                            For
       of dividends of EUR 1.40 per share

O.4    Grant Authority for the payment of dividends              Mgmt          For                            For
       by shares

O.5    Approve the Auditors' special report regarding            Mgmt          For                            For
       related-party transactions

O.6    Approve the transaction with Jean-Bernard Levy            Mgmt          For                            For
       related to severance payments

O.7    Elect Mr. Maureen Chiquet as a Supervisory Board          Mgmt          For                            For
       Member

O.8    Elect Mr. Christophe De Margerie as a Supervisory         Mgmt          For                            For
       Board Member

O.9    Grant authority for the repurchase of up to               Mgmt          For                            For
       10% of issued share capital

E.10   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.11   Grant authority for the issuance of equity or             Mgmt          For                            For
       equity-linked securities with preemptive rights
       up to aggregate nominal amount of EUR 1.5 Billion

E.12   Grant authority for the issuance of equity or             Mgmt          For                            For
       equity-linked securities without preemptive
       rights up to amount of EUR 800 million

E.13   Authorize the Board to increase capital in the            Mgmt          For                            For
       event of additional demand related to delegation
       submitted to shareholder vote under items 11
       and 12

E.14   Grant authority to the capital increase of up             Mgmt          For                            For
       to 10% of issued capital for future acquisitions

E.15   Approve the Employees Stock Option Plan                   Mgmt          For                            For

E.16   Approve the Stock Purchase Plan reserved for              Mgmt          For                            For
       Employees of International Subsidiaries

E.17   Grant authority for the capitalization of reserves        Mgmt          For                            For
       of up to EUR 800 million for bonus issue or
       increase in par value

E.18   Grant authority for the filing of required documents/otherMgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 VODAFONE GROUP PLC, NEWBURY BERKSHIRE                                                       Agenda Number:  701643430
--------------------------------------------------------------------------------------------------------------------------
        Security:  G93882135
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2008
          Ticker:
            ISIN:  GB00B16GWD56
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements and statutory            Mgmt          For                            For
       reports

2.     Re-elect Sir John Bond as a Director                      Mgmt          For                            For

3.     Re-elect Mr. John Buchanan as a Director                  Mgmt          For                            For

4.     Re-elect Mr. Vittorio Colao as a Director                 Mgmt          For                            For

5.     Re-elect Mr. Andy Halford as a Director                   Mgmt          For                            For

6.     Re-elect Mr. Alan Jebson as a Director                    Mgmt          For                            For

7.     Re-elect Mr. Nick Land as a Director                      Mgmt          For                            For

8.     Re-elect Mr. Anne Lauvergeon as a Director                Mgmt          For                            For

9.     Re-elect Mr. Simon Murray as a Directorq                  Mgmt          For                            For

10.    Re-elect Mr. Luc Vandevelde as a Director                 Mgmt          For                            For

11.    Re-elect Mr. Anthony Watson as a Director                 Mgmt          For                            For

12.    Re-elect Mr. Philip Yea as a Director                     Mgmt          For                            For

13.    Approve the final dividend of 5.02 pence per              Mgmt          For                            For
       ordinary share

14.    Approve the remuneration report                           Mgmt          Against                        Against

15.    Re-appoint Deloitte Touche LLP as the Auditors            Mgmt          For                            For
       of the Company

16.    Authorize the Audit Committee to fix remuneration         Mgmt          For                            For
       of the Auditors

17.    Grant authority for the issue of equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of USD 1,100,000,000

s.18   Grant authority for the issue of equity or equity-linked  Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of USD 300,000,000,
       Subject to the Passing of Resolution 17

s.19   Grant authority 5,300,000,000 ordinary shares             Mgmt          For                            For
       for market purchase

20.    Authorize the Company and its Subsidiaries to             Mgmt          For                            For
       make EU political donations to political parties,
       and/or Independent Election Candidates, to
       Political Organisations other than political
       parties and incur EU political expenditure
       up to GBP 100,000

s.21   Amend the Articles of Association                         Mgmt          For                            For

22.    Approve the Vodafone Group 2008 Sharesave Plan            Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ORDINARY       Non-Voting    No vote
       RESOLUTIONS CHANGED TO SPECIAL RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 VOESTALPINE AG                                                                              Agenda Number:  701625230
--------------------------------------------------------------------------------------------------------------------------
        Security:  A9101Y103
    Meeting Type:  AGM
    Meeting Date:  02-Jul-2008
          Ticker:
            ISIN:  AT0000937503
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report                                 Mgmt          For                            For

2.     Approve to allocation of the net income                   Mgmt          For                            For

3.     Approve the actions of the Board of Directors             Mgmt          For                            For

4.     Approve the actions of the Supervisory Board              Mgmt          For                            For

5.     Elect the Auditors                                        Mgmt          For                            For

6.A    Authorize the Board of Directors to repurchase            Mgmt          For                            For
       Company, Company shares up to 10% of the Company's
       capital within 30 months

6.B    Approve the authorization to sell shares on               Mgmt          For                            For
       markets other than the stock market

6.C    Authorize the Board of Directors to withdraw              Mgmt          For                            For
       16.443.900 [EUR 29.875.620,45] shares




--------------------------------------------------------------------------------------------------------------------------
 VOLKSWAGEN A G                                                                              Agenda Number:  701852863
--------------------------------------------------------------------------------------------------------------------------
        Security:  D94523145
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  DE0007664005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT VOTING INSTRUCTIONS INPUT INTO           Non-Voting    No vote
       PROXYEDGE WILL NOT BE PROCESSED,  AND WILL
       BE RECORDED FOR RECORD KEEPING PURPOSES ONLY.
       IN ORDER FOR VOTING RIGHTS TO BE EXCERCISED
       AT THIS MEETING, THEY MUST BE RECEIVED BY BROADRIDGE
       IN WRITTEN FORM. IF YOU WISH TO VOTE,  PLEASE
       EMAIL SIMONE KORN (SIMONE.KORN@BROADRIDGE.COM)
       AND FRANZISKA FUNKE (FRANZISKA.FUNKE@BROADRIDGE.COM)
       TO REQUEST THE NECESSARY FORMS. WHEN REQUESTING
       FORMS, PLEASE STATE YOUR PROXYEDGE INSTITUTION
       ID TO MAKE SURE YOU RECEIVE THE CORRECT DOCUMENTATION
       FOR YOUR ACCOUNTS. IF YOU ONLY WANT TO VOTE
       A SUBSET OF YOUR ACCOUNTS, PLEASE LIST ALL
       ACCOUNTS TO BE VOTED IN ADDITION TO YOUR PROXYEDGE
       ID. PLEASE NOTE DUE TO THESE SPECIAL REQUIREMENTS
       ALL WRITTEN FORMS MUST BE RETURNED BY 08.04.2009.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 02.04.2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the adopted annual financial              Non-Voting    No vote
       statements and the approved consolidated financial
       statements, the Management report and Group
       Management report for the year ended December
       31, 2008, as well as the report of the Supervisory
       Board for fiscal year 2008, and the explanatory
       report of the Board of Management on the disclosures
       in accordance with sections 289(4) and 315(4)
       of the Handelsgesetzbuch (HGB - German Commercial
       Code).

2.     Resolution on the appropriation of net profit             Mgmt          For                            For
       of Volkswagen AG

3.     Resolution on formal approval of the actions              Mgmt          Abstain                        Against
       of the members of the Board of Management for
       fiscal year 2008

4.     Resolution on formal approval of the actions              Mgmt          Abstain                        Against
       of the members of the Supervisory Board for
       fiscal year 2008

5.     Election of a member of the Supervisory Board:            Mgmt          For                            For
       Dr. Philipp R sler

6.     Resolution on the creation of authorized capital          Mgmt          For                            For
       and the corresponding amendment to the Articles
       of Association

7.     Resolution on the authorization to issue bonds            Mgmt          For                            For
       with warrants and/or convertible bonds, the
       creation of contingent capital and the corresponding
       amendment to the Articles of Association

8.     Resolution on the authorization to purchase               Mgmt          For                            For
       and utilize own shares

9.     Resolution to amend the articles of association           Mgmt          For                            For
       to reflect proposed changes to the Aktiengesetz
       (AktG-German Stock Corporation Act) resulting
       from the Gesetz zur Umsetzung der Aktion rsrechterichtlinie
       (ARUG-Act Implementing the Shareholder Rights
       Directive)

10.    Elections of the auditor for fiscal year 2009             Mgmt          For                            For
       as well as of the Auditors to review the condensed
       consolidated financial statements and interim
       management report for the first six months
       of 2009

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 VOLKSWAGEN A G                                                                              Agenda Number:  701853005
--------------------------------------------------------------------------------------------------------------------------
        Security:  D94523103
    Meeting Type:  SGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  DE0007664039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT VOTING INSTRUCTIONS INPUT INTO           Non-Voting    No vote
       PROXYEDGE WILL NOT BE PROCESSED,  AND WILL
       BE RECORDED FOR RECORD KEEPING PURPOSES ONLY.
       IN ORDER FOR VOTING RIGHTS TO BE EXCERCISED
       AT THIS MEETING, THEY MUST BE RECEIVED BY BROADRIDGE
       IN WRITTEN FORM. IF YOU WISH TO VOTE,  PLEASE
       EMAIL SIMONE KORN (SIMONE.KORN@BROADRIDGE.COM)
       AND FRANZISKA FUNKE (FRANZISKA.FUNKE@BROADRIDGE.COM)
       TO REQUEST THE NECESSARY FORMS. WHEN REQUESTING
       FORMS, PLEASE STATE YOUR PROXYEDGE INSTITUTION
       ID TO MAKE SURE YOU RECEIVE THE CORRECT DOCUMENTATION
       FOR YOUR ACCOUNTS. IF YOU ONLY WANT TO VOTE
       A SUBSET OF YOUR ACCOUNTS, PLEASE LIST ALL
       ACCOUNTS TO BE VOTED IN ADDITION TO YOUR PROXYEDGE
       ID. PLEASE NOTE DUE TO THESE SPECIAL REQUIREMENTS
       ALL WRITTEN FORMS MUST BE RETURNED BY 08.04.2009.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS  02.04.2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Approval of the resolution on the authorization           Mgmt          For                            For
       of the Board of Management to create authorized
       capital to issue ordinary and/ or non-voting
       preferred shares in accordance with Item 6
       of the Agenda for the Annual General Meeting
       on April 23, 2009.

2.     Approval of the resolution on the authorization           Mgmt          For                            For
       of the Board of Management to issue bonds with
       warrants and/ or convertible bonds and on the
       creation of contingent capital to grant option
       and/ or conversion rights in respect of ordinary
       and/ or non-voting preferred shares in accordance
       with Item 7 of the Agenda for the Annual General
       Meeting on April 23, 2009.

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 VOLKSWAGEN A G                                                                              Agenda Number:  701853017
--------------------------------------------------------------------------------------------------------------------------
        Security:  D94523103
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  DE0007664039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD.
       THANK YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 02.04.2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the adopted annual financial              Non-Voting    No vote
       statements and the approved consolidated financial
       statements, the Management report and Group
       Management report for the year ended December
       31, 2008, as well as the report of the Supervisory
       Board for fiscal year 2008, and the explanatory
       report of the Board of Management on the disclosures
       in accordance with sections 289(4) and 315(4)
       of the Handelsgesetzbuch (HGB - German Commercial
       Code).

2.     Resolution on the appropriation of net profit             Non-Voting    No vote
       of Volkswagen AG

3.     Resolution on formal approval of the actions              Non-Voting    No vote
       of the members of the Board of Management for
       fiscal year 2008

4.     Resolution on formal approval of the actions              Non-Voting    No vote
       of the members of the Supervisory Board for
       fiscal year 2008

5.     Election of a member of the Supervisory Board:            Non-Voting    No vote
       Dr. Philipp R sler

6.     Resolution on the creation of authorized capital          Non-Voting    No vote
       and the corresponding amendment to the Articles
       of Association

7.     Resolution on the authorization to issue bonds            Non-Voting    No vote
       with warrants and/or convertible bonds, the
       creation of contingent capital and the corresponding
       amendment to the Articles of Association

8.     Resolution on the authorization to purchase               Non-Voting    No vote
       and utilize own shares

9.     Resolution to amend the articles of association           Non-Voting    No vote
       to reflect proposed changes to the Aktiengesetz
       (AktG-German Stock Corporation Act) resulting
       from the Gesetz zur Umsetzung der Aktion rsrechterichtlinie
       (ARUG-Act Implementing the Shareholder Rights
       Directive)

10.    Elections of the auditor for fiscal year 2009             Non-Voting    No vote
       as well as of the Auditors to review the condensed
       consolidated financial statements and interim
       management report for the first six months
       of 2009

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 VOLVO AKTIEBOLAGET                                                                          Agenda Number:  701827492
--------------------------------------------------------------------------------------------------------------------------
        Security:  928856301
    Meeting Type:  OGM
    Meeting Date:  01-Apr-2009
          Ticker:
            ISIN:  SE0000115446
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AGM. THANK YOU.                  Non-Voting    No vote

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Sven Unger, Attorney at law, to be              Mgmt          For                            For
       the Chairman of the meeting

3.     Approve the verification of the voting list               Mgmt          For                            For

4.     Approval the agenda                                       Mgmt          For                            For

5.     Elect the minutes-checkers and vote controllers           Mgmt          For                            For

6.     Approve the determination of whether the meeting          Mgmt          For                            For
       has been duly convened

7.     Approve the presentation of the work of the               Mgmt          For                            For
       Board and Board Committees

8.     Approve the Presentation of the annual report             Mgmt          For                            For
       and the Auditors' report as well as the consolidated
       accounts and the Auditors' report on the consolidated
       income statement and consolidated balance sheet

9.     Adopt the income statement and balance sheet              Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet

10.    Approve the dividend of SEK 2.00 per share shall          Mgmt          For                            For
       be paid; Monday 06 APR 2009 is proposed as
       the record date to receive the dividend; payment
       of the cash dividend is expected to occur through
       Euroclear Sweden AB [formerly VPC AB] on Thursday
       09 APR 2009

11.    Grant discharge of the Members of the Board               Mgmt          For                            For
       and of the President from liability

12.    Elect 9 Permanent Members of the Board of Directors       Mgmt          For                            For
       and no deputy Members

13.    Approve that the individual fees shall remain             Mgmt          For                            For
       on the same level as during 2008; the Election
       Committee accordingly proposes that the Chairman
       of the Board is awarded SEK 1,500,000 and each
       of the other members SEK 500,000 with the exception
       of the president; it is further proposed that
       the Chairman of the Audit Committee is awarded
       SEK 250,000 and the other 2 Members in the
       Audit Committee SEK 125,000 each and the Members
       of the remuneration committee SEK 75,000 each

14.    Re-elect Messrs. Peter Bijur, Leif Johansson,             Mgmt          For                            For
       Finn Johnsson as Chairman, Messrs. Louis Schweitzer,
       Ravi Venkatesan, Lars Westerberg and Ying Yeh
       as a Board of Directors; Elect Messrs. Jean-Baptiste
       Duzan and Anders Nyren as a Board of Directors

15.    Elect the Chairman of the Board, Messrs. Finn             Mgmt          For                            For
       Johnsson, Carl-Olof by, representing AB industrivarden,
       Lars Forberg, representing Violet Partners
       LP, Lars Ohrstedt, representing AFA Forsakring
       and Thierry Moulonguet, representing  Renault
       s.a.s., are elected Members of the Election
       Committee and acknowledge that no fees shall
       be paid to the Members of the Election Committee

16.    Amend the Article 7 of the Articles of Association        Mgmt          For                            For

17.    Adopt the remuneration policy for Senior Executives       Mgmt          For                            For
       as specified

18.A   Approve the share-based incentive program 2009/2010       Mgmt          For                            For
       - 2011/2012 for Senior Executives as specified

18.B   Approve the transfer of repurchased shares in             Mgmt          For                            For
       the Company to the participants in the program
       as specified




--------------------------------------------------------------------------------------------------------------------------
 VOLVO AKTIEBOLAGET                                                                          Agenda Number:  701827543
--------------------------------------------------------------------------------------------------------------------------
        Security:  928856202
    Meeting Type:  OGM
    Meeting Date:  01-Apr-2009
          Ticker:
            ISIN:  SE0000115420
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Sven Unger, Attorney at law, to be              Mgmt          For                            For
       the Chairman of the meeting

3.     Approve the verification of the voting list               Mgmt          For                            For

4.     Approval the agenda                                       Mgmt          For                            For

5.     Elect the minutes-checkers and vote controllers           Mgmt          For                            For

6.     Approve the determination of whether the meeting          Mgmt          For                            For
       has been duly convened

7.     Approve the presentation of the work of the               Mgmt          For                            For
       Board and Board Committees

8.     Approve the Presentation of the annual report             Mgmt          For                            For
       and the Auditors' report as well as the consolidated
       accounts and the Auditors' report on the consolidated
       income statement and consolidated balance sheet

9.     Adopt the income statement and balance sheet              Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet

10.    Approve the dividend of SEK 2.00 per share shall          Mgmt          For                            For
       be paid; Monday 06 APR 2009 is proposed as
       the record date to receive the dividend; payment
       of the cash dividend is expected to occur through
       Euroclear Sweden AB [formerly VPC AB] on Thursday
       09 APR 2009

11.    Grant discharge of the Members of the Board               Mgmt          For                            For
       and of the President from liability

12.    Elect 9 Permanent Members of the Board of Directors       Mgmt          For                            For
       and no deputy Members

13.    Approve that the individual fees shall remain             Mgmt          For                            For
       on the same level as during 2008; the Election
       Committee accordingly proposes that the Chairman
       of the Board is awarded SEK 1,500,000 and each
       of the other members SEK 500,000 with the exception
       of the president; it is further proposed that
       the Chairman of the Audit Committee is awarded
       SEK 250,000 and the other 2 Members in the
       Audit Committee SEK 125,000 each and the Members
       of the remuneration committee SEK 75,000 each

14.    Re-elect Messrs. Peter Bijur, Leif Johansson,             Mgmt          For                            For
       Finn Johnsson as Chairman, Messrs. Louis Schweitzer,
       Ravi Venkatesan, Lars Westerberg and Ying Yeh
       as a Board of Directors; Elect Messrs. Jean-Baptiste
       Duzan and Anders Nyren as a Board of Directors

15.    Elect the Chairman of the Board, Messrs. Finn             Mgmt          For                            For
       Johnsson, Carl-Olof by, representing AB industrivarden,
       Lars Forberg, representing Violet Partners
       LP, Lars Ohrstedt, representing AFA Forsakring
       and Thierry Moulonguet, representing  Renault
       s.a.s., are elected Members of the Election
       Committee and acknowledge that no fees shall
       be paid to the Members of the Election Committee

16.    Amend the Article 7 of the Articles of Association        Mgmt          For                            For

17.    Adopt the remuneration policy for Senior Executives       Mgmt          For                            For
       as specified

18.A   Approve the share-based incentive program 2009/2010       Mgmt          For                            For
       to 2011/2012 for Senior Executives as specified

18.B   Approve the transfer of repurchased shares in             Mgmt          For                            For
       the Company to the participants in the program
       as specified

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WACKER CHEMIE AG, MUENCHEN                                                                  Agenda Number:  701862826
--------------------------------------------------------------------------------------------------------------------------
        Security:  D9540Z106
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  DE000WCH8881
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 17 APR 2009 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 576,999,871.66 as follows: payment
       of a dividend of EUR 1.80 per no-par share
       EUR 487,579,502.26 shall be carried forward
       Ex-dividend and payable date: 11 MAY 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2009 FY               Mgmt          For                            For
       : KPMG AG, Munich

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       07 NOV 2010; the Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than the stock exchange or
       an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, to use the shares for acquisition
       purposes, and to retire the shares




--------------------------------------------------------------------------------------------------------------------------
 WAERTSILAE CORPORATION, HELSINKI                                                            Agenda Number:  701820462
--------------------------------------------------------------------------------------------------------------------------
        Security:  X98155116
    Meeting Type:  OGM
    Meeting Date:  11-Mar-2009
          Ticker:
            ISIN:  FI0009003727
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to scrutinize the minutes             Non-Voting    No vote
       and to supervise the counting of vote

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Review by the Chief Executive Officer                     Non-Voting    No vote

7.     Presentation of annual reports, the reports               Non-Voting    No vote
       of the Board of Directors and the Auditor's
       report for the year 2008

8.     Adopt the accounts                                        Mgmt          For                            For

9.     Approve the actions on profit or loss: to pay             Mgmt          For                            For
       a dividend of EUR 1.50 per share

10.    Grant discharge from liability                            Mgmt          For                            For

11.    Approve the remuneration of the Board Members             Mgmt          For                            For

12.    Approve the Number of Board Members                       Mgmt          For                            For

13.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       re-elect Messrs : M. Aarni-Sirvio, K-G. Bergh,
       K. Kauniskangas, A. Lagerroos, B. Langenskiold
       and M.Vuoria as the Board Members

14.    Approve the remuneration of the Auditor[s]                Mgmt          For                            For

15.    Elect the Auditor[s]                                      Mgmt          Against                        Against

16.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WENDEL, PARIS                                                                               Agenda Number:  701939615
--------------------------------------------------------------------------------------------------------------------------
        Security:  F98370103
    Meeting Type:  MIX
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  FR0000121204
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       2008 FY

O.2    Approve the consolidated accounts for the 2008            Mgmt          For                            For
       FY

O.3    Approve the distribution of profits, fixation             Mgmt          For                            For
       and distribution of dividends

O.4    Approve the agreements referred to in Articles            Mgmt          For                            For
       L.225-38 and sequence and L.225-86 and sequence
       of the Commercial Code

O.5    Approve the commitments taken in case of cessation        Mgmt          For                            For
       Mr. Frederic Lemoine's duties, Board of Directors
       Chairman, referred to in Articles L.225-86
       and sequence and L.225-90-1 of the Commercial
       Code

O.6    Approve to renew the supervisory Member's mandate         Mgmt          For                            For

O.7    Approve to renew the supervisory Member's mandate         Mgmt          For                            For

O.8    Approve to renew the supervisory Member's mandate         Mgmt          For                            For

O.9    Authorize the Board of Directors to operate               Mgmt          Against                        Against
       on the Company's shares

E.10   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       issue shares or securities giving access to
       capital with maintenance of preferential subscription
       rights

E.11   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       issue shares or securities giving access to
       capital with cancellation of preferential subscription
       rights

E.12   Authorize the Board of Directors for an extension         Mgmt          Against                        Against
       of capital increase in case of excess demand

E.13   Authorize the Board of Directors carry out a              Mgmt          Against                        Against
       capital increase to remunerate contributions
       in kind, of equity securities or securities

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital by incorporation of reserves,
       profits, premiums

E.15   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by cancellation of shares

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital by issuing shares or securities
       giving access to the capital reserved for the
       Members of a Company Savings Plan

E.17   Authorize the Board of Directors to grant shares          Mgmt          For                            For
       purchase options for the benefit of the Corporate
       Managers and employees

E.18   Authorize the Board of Directors to freely allocate       Mgmt          For                            For
       shares to the Corporate Managers and employees

OE19   Powers for the accomplishment of formalities              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WERELDHAVE NV                                                                               Agenda Number:  701840250
--------------------------------------------------------------------------------------------------------------------------
        Security:  N95060120
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  NL0000289213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 20 MAR 2009. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Minutes of the general meeting of shareholders            Non-Voting    No vote
       on 27 MAR 2008

3.     Report of the Board of Management                         Non-Voting    No vote

4.     Dividend and reserves policy                              Non-Voting    No vote

5.     Approve the remuneration report 2007 of the               Mgmt          No Action
       Supervisory Board

6.     Opportunity to question the External Accountant           Non-Voting    No vote

7.     Approve the accounts for 2008 and the dividend            Mgmt          No Action
       proposed of EUR 4.65 per ordinary share, of
       which EUR 2.55 per ordinary share in cash in
       compliance with the fiscal distribution requirement,
       subject to withholding tax, and EUR 2.10 at
       the choice of the shareholder in cash or in
       shares, charged to the reinvestment reserve,
       free of withholding tax

8.     Approve the Management by the Board of Management         Mgmt          No Action
       including discharge of the Members of the Board
       of Management

9.     Approve the supervision on Management by the              Mgmt          No Action
       Supervisory Board, including discharge of the
       Members of the Supervisory Board

10.    Amend the Articles of Association as specified            Mgmt          No Action

11.    Approve the retirement of the Chairman, Mr.               Mgmt          No Action
       C.J. de Swart, who retires by rotation, having
       served the maximum term of 8 years and appoint
       Mr. J. Krant who will succeed Mr. De Swart
       as Chairman of the Supervisory Board

12.    Appoint Mr. J. Pars [46] as a Statutory Director          Mgmt          No Action
       of Wereldhave N.V

13.    Appoint Mr. D.J. Anbeek [45] as a Statutory               Mgmt          No Action
       Director of Wereldhave N.V

14.    Appoint PricewaterhouseCoopers N.V., Accountants,         Mgmt          No Action
       as the External Accountant, for the review
       of the accounts for the year 2009

15.    Questions before closure of meeting                       Non-Voting    No vote

16.    Closure                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WESFARMERS LTD, PERTH WA                                                                    Agenda Number:  701728810
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q95870103
    Meeting Type:  AGM
    Meeting Date:  13-Nov-2008
          Ticker:
            ISIN:  AU000000WES1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Non-Voting    No vote
       of the Directors and the Auditors for the YE
       30 JUN 2008

2.A    Re-elect Dr. Robert [Bob] Lindsay Every as a              Mgmt          For                            For
       Director, who retire by rotation in accordance
       with the Company's Constitution

2.B    Re-elect Mr. Gene Thomas Tilbrook as a Director,          Mgmt          For                            For
       who retire by rotation in accordance with the
       Company's Constitution

3.     Approve and adopt, the new Constitution tabled            Mgmt          For                            For
       at the AGM and as specified, the Constitution
       of the Company, in place of the current Constitution,
       with effect from the close of the meeting

4.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 WESFARMERS LTD, PERTH WA                                                                    Agenda Number:  701731398
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q95870186
    Meeting Type:  AGM
    Meeting Date:  13-Nov-2008
          Ticker:
            ISIN:  AU00000WESN9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Non-Voting    No vote
       of the Directors and the Auditors for the YE
       30 JUN 2008

2.a    Re-elect Dr. Robert [Bob] Lindsay Every as a              Mgmt          For                            For
       Director, who retire by rotation in accordance
       with the Company's Constitution

2.b    Re-elect Mr. Gene Thomas Tilbrook as a Director,          Mgmt          For                            For
       who retire by rotation in accordance with the
       Company's Constitution

S.3    Approve and adopt the New Constitution of the             Mgmt          For                            For
       Company as specified, in place of the current
       Constitution, with effect from the close of
       the meeting

4.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 WEST JAPAN RAILWAY COMPANY                                                                  Agenda Number:  701982274
--------------------------------------------------------------------------------------------------------------------------
        Security:  J95094108
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3659000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials. With regard           Non-Voting    No vote
       to Proposition No. 3 (Dismissal of Directors)
       made by some of our shareholders, we, all members
       of the Board of Directors of the Company, object
       to it as described in the "Reference Document
       for the General Meeting of Shareholders".
       If you agree with us, we would advise you to
       vote "AGAINST" Proposition No. 3.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Shareholders' Proposals : Dismissal of a Director         Shr           Against                        For

3.2    Shareholders' Proposals : Dismissal of a Director         Shr           Against                        For

3.3    Shareholders' Proposals : Dismissal of a Director         Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 WESTFIELD GROUP, SYDNEY NSW                                                                 Agenda Number:  701899532
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q97062105
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  AU000000WDC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 548351 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT BELOW RESOLUTIONS ARE FOR WESTFIELD      Non-Voting    No vote
       HOLDINGS LIMITED. THANK YOU.

1.     To discuss the Company's financial statements             Non-Voting    No vote
       and reports for the YE 31 DEC 2008

2.     Approve the Company's remuneration report for             Mgmt          Against                        Against
       the FYE 31 DEC 2008

3.     Re-elect Mr. Roy L. Furman, as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

4.     Re-elect Mr. Stephen P. Johns as a Director               Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution

5.     Re-elect Mr. Steven M. Lowy as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

6.     Elect Mr. Lord [Peter] H. Goldsmith QC PC as              Mgmt          For                            For
       a Director of the Company

7.     Elect Mr. Brian M. Schwartz AM as a Director              Mgmt          For                            For
       of the Company

       PLEASE NOTE THAT BELOW RESOLUTION IS FOR WESTFIELD        Non-Voting    No vote
       TRUST AND WESTFIELD AMERICA TRUST [TRUSTS].
       THANK YOU.

S.8    Approve, the issue of 276,190,500 stapled securities      Mgmt          For                            For
       each comprising a share in Westfield Holdings
       Limited, a unit in Westfield Trust and a unit
       in Westfield America Trust [Stapled Security],
       to certain institutional and sophisticated
       investor at AUD 10.50 per stapled security
       issued on 12 FEB 2009 as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT ANY INDIVIDUAL OR RELATED PARTY          Non-Voting    No vote
       TO ANY SPECIFIC VOTE EXCLUSION WHICH HAS OBTAINED
       BENEFIT OR DOES EXPECT TO OBTAIN FUTURE BENEFIT
       SHOULD NOT VOTE [OR VOTE 'ABSTAIN'] FOR THE
       RELEVANT PROPOSAL ITEMS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WESTON GEORGE LTD CPN RCPT CDS-                                                             Agenda Number:  701888349
--------------------------------------------------------------------------------------------------------------------------
        Security:  961148509
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  CA9611485090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1 AND 2. THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       of the Corporation for the FYE 31 DEC 2008
       and the Auditor's report thereon

1.     Elect the Directors of the Corporation                    Mgmt          For                            For

2.     Appoint KPMG LLP as the Corporation's Auditors            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WESTPAC BANKING CORP, SYDNEY NSW                                                            Agenda Number:  701762583
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q97417101
    Meeting Type:  AGM
    Meeting Date:  11-Dec-2008
          Ticker:
            ISIN:  AU000000WBC1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Director's              Non-Voting    No vote
       report and the Auditor's report for the YE
       30 SEP 2008

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       SEP 2008

3.a    Re-elect Ms. Elizabeth Blomfield Bryan as a               Mgmt          For                            For
       Director of Westpac

3.b    Re-elect Ms. Carolyn Judith Hewson as a Director          Mgmt          For                            For
       of Westpac

3.c    Re-elect Mr. Lindsay Philip Maxsted as a Director         Mgmt          For                            For
       of Westpac

3.d    Elect Mr. John Simon Curtis as a Director of              Mgmt          For                            For
       Westpac

3.e    Elect Mr. Peter John Oswin Hawkins as a Director          Mgmt          For                            For
       of Westpac

3.f    Elect Mr. Graham John Reaney as a Director of             Mgmt          For                            For
       Westpac

4.     Approve to increase the maximum aggregate amount          Mgmt          For                            For
       of annual remuneration that may be paid to
       the Non-Executive Directors by AUD 1.5 million,
       from AUD 3 million to AUD 4.5 million, with
       effect from the merger implementation date




--------------------------------------------------------------------------------------------------------------------------
 WESTPAC BANKING CORP, SYDNEY NSW                                                            Agenda Number:  701779045
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q9747M235
    Meeting Type:  AGM
    Meeting Date:  11-Dec-2008
          Ticker:
            ISIN:  AU00000WBCN9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, Directors' report           Non-Voting    No vote
       and Auditor's report for the year ended 30
       SEP 2008

2.     Adoption of Directors' remuniration report                Mgmt          For                            For

3.a    Re-elect Elizabeth Blomfield Bryan as a Director          Mgmt          For                            For

3.b    Re-elect Carolyn Judith Hewson as a Director              Mgmt          For                            For

3.c    Elect Lindsay Philip Maxsted as a Director                Mgmt          For                            For

3.d    Elect John Simon Curtis as a Director                     Mgmt          For                            For

3.e    Elect Peter John Oswin Hawkins as a Director              Mgmt          For                            For

3.f    Elect Graham John Reaney as a Director                    Mgmt          For                            For

4.     Approve the Non-Executive Directors' remuneration         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WHARF HLDGS LTD                                                                             Agenda Number:  701921771
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8800U127
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  HK0004000045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.A    Re-elect Mr. Peter K. C. Woo, as a Director               Mgmt          For                            For

3.B    Re-elect Mr. Stephen T. H. Ng as a Director               Mgmt          For                            For

3.C    Re-elect Ms. Doreen Y. F. Lee as a Director               Mgmt          For                            For

3.D    Re-elect Mr. Paul Y. C. Tsui as a Director                Mgmt          Against                        Against

3.E    Re-elect Mr. Hans Michael Jebsen as a Director            Mgmt          Against                        Against

3.F    Re-elect Mr. James E. Thompson as a Director              Mgmt          For                            For

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, to purchase shares in the
       capital of the Company, during the relevant
       period, the aggregate nominal amount of shares
       which may be purchased on the Stock Exchange
       of Hong Kong Limited or any other stock exchange
       recognized for this purpose by the securities
       and futures Commission and the Stock Exchange
       of Hong Kong Limited under the Code on share
       repurchases pursuant to the approval, shall
       not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of passing this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, to allot, issue and deal
       with additional shares in the Capital of the
       Company and to make or grant offers, agreements,
       warrants, options and other securities during
       and after the relevant period, the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of this resolution,
       otherwise than pursuant to: [i] a Rights Issue
       [as specified], or [ii] any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company,
       shall not exceed the aggregate of: 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this Resolution; plus [if the Directors are
       so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of share capital of the Company repurchased
       by the Company subsequent to the passing of
       this Resolution [up to a maximum equivalent
       to 10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this Resolution]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

7.     Approve, the general mandate granted to the               Mgmt          For                            For
       Directors of the Company to exercise the powers
       of the Company to allot, issue and deal with
       any additional shares of the Company pursuant
       to ordinary Resolution 6, by the addition thereto
       of an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to ordinary Resolution 5,
       provided that such extended amount shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this Resolution




--------------------------------------------------------------------------------------------------------------------------
 WHITBREAD & CO LTD                                                                          Agenda Number:  701959504
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9606P197
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  GB00B1KJJ408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and the accounts for            Mgmt          For                            For
       the YE 26 FEB 2009

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Declare a final dividend of 26.90p per ordinary           Mgmt          For                            For
       share excluding those shares owned by shareholders
       who elect, or have elected, to participate
       in the Scrip

4.     Elect Mr. Patrick Dempsey as a Director                   Mgmt          For                            For

5.     Re-elect Mr. Alan Parker as a Director                    Mgmt          For                            For

6.     Re-appoint Ernst Young LLP as the Auditor and             Mgmt          For                            For
       authorize the Directors to set the Auditor's
       remuneration

7.     Approve to renew the authority given to the               Mgmt          Against                        Against
       Board to allot shares

8.     Grant authority to make the scrip dividend offers         Mgmt          For                            For
       to shareholders

S.9    Approve to renew the authority given to the               Mgmt          For                            For
       Directors to allot equity securities for cash
       other than on a pro rata basis including authority
       to sell treasury shares

S.10   Authorize the Company to purchase 17,440,937              Mgmt          For                            For
       ordinary shares

S.11   Authorize the Company to call a meeting on not            Mgmt          Against                        Against
       less than 14 clear days' notice

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WIENERBERGER BAUSTOFFINDUSTRIE AKTIENGESELLSCHAFT                                           Agenda Number:  701921644
--------------------------------------------------------------------------------------------------------------------------
        Security:  A95384110
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  AT0000831706
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Presentation of the approved annual financial             Non-Voting    No vote
       statements for the financial year 2008 and
       the Review of Operations for the Company, together
       with the Review of Operations for the Group,
       as well as the consolidated financial statements
       for the financial year 2008 and the Report
       of the Supervisory Board for the financial
       year 2008.

2.     Resolution on the distribution of profits pursuant        Mgmt          No Action
       to the annual financial statements for 2008.

3.A    Discharging the Management Board from liability           Mgmt          No Action
       for the 2008 business year

3.B    Discharging the Supervisory Board from liability          Mgmt          No Action
       for the 2008 business year

4.     Election of the auditors for the business year            Mgmt          No Action
       2009

5.A    Elections to the Supervisory Board: Friedrich             Mgmt          No Action
       Kadrnoska

5.B    Elections to the Supervisory Board: Peter Johnson         Mgmt          No Action

6.     Resolution on an authorized capital and on the            Mgmt          No Action
       amendment of Paragraph 4 (3) of the Articles
       of Association (Authorized Capital)

7.     Resolution on the revocation of the resolution            Mgmt          No Action
       under Item 6 of the Agenda, on an authorized
       capital and on the amendment of Paragraph 4
       (3) of the Articles of Association (Authorized
       Capital)

8.     Resolution authorizing the Managing Board, with           Mgmt          No Action
       the approval of the Supervisory Board, to issue
       convertible bonds, also in multiple tranches,
       granting entitlement to subscription or conversion
       rights respectively provide for an obligation
       to subscription or conversion for up to 41,973,844
       shares of the Company. The Managing Board may
       allocate shares to bond holders under the conditional
       capital and/or own shares. The amount of capital
       issued and the issue conditions are to be determined
       by the Managing Board with the approval of
       the Supervisory Board. This authorization is
       valid until 13 May 2014.

9.     Resolution on a conditional capital increase              Mgmt          No Action
       and the revision of Paragraph 4 of the  Articles
       of Association (Registered Capital and Shares)
       in relation to the conditional increase of
       share capital.

10.    Resolution authorizing the Managing Board, with           Mgmt          No Action
       the approval of the Supervisory Board, to grant
       profit participation rights, in one or several
       tranches, at a total nominal value of up to
       EUR 200,000,000 on the basis of the issue of
       up to 200,000 profit participation rights and
       to determine the conditions of the issue. This
       authorization is valid until 13 May 2014.

11.    Resolution on amendments to Paragraphs 10, 13             Mgmt          No Action
       and 28 of the Articles of Association

12.    Resolution on amendment to Paragraph 25 of the            Mgmt          No Action
       Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 WILH.WILHELMSEN LTD ASA                                                                     Agenda Number:  701909674
--------------------------------------------------------------------------------------------------------------------------
        Security:  R98978100
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  NO0003471401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Adopt the summons and the agenda to the AGM               Mgmt          For                            For

2.     Elect a person to co-sign the minutes from the            Mgmt          For                            For
       AGM

3.     Approve the declaration from the Board on the             Mgmt          For                            For
       remuneration for leading employees

4.     Adopt the annual accounts and annual report               Mgmt          For                            For
       for 2008, including the consolidated accounts
       and the payment of dividend NOK 2.00 per share

5.     Adopt the Auditors' remuneration                          Mgmt          For                            For

6.     Approve to determine the remuneration for the             Mgmt          For                            For
       Board Members and the Deputy Board Members

7.     Approve the extension of the authorization to             Mgmt          Abstain                        Against
       the Board of Directors to purchase shares in
       the Company

8.     Elect the Members to the Board                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WILLIAM HILL PLC, LONDON                                                                    Agenda Number:  701831516
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9645P117
    Meeting Type:  EGM
    Meeting Date:  23-Mar-2009
          Ticker:
            ISIN:  GB0031698896
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors for the purposes of               Mgmt          For                            For
       Section 80 of the Companies Act 1985 [the Act],
       in addition to any existing authority to allot
       relevant securities to the extent unused, to
       exercise all the powers of the Company to allot
       relevant securities in connection with the
       rights issue [as defined in the prospectus
       of the Company dated 27 FEB 2009 as specified]
       [within the meaning of that Section] up to
       an aggregate nominal amount of GBP 34,790,711.70,
       representing approximately 50% of the existing
       issued share capital of the Company; [Authority
       expire on 26 FEB 2010]; [save that the Company
       may before such expiry make any offer or agreement
       which would or might require relevant securities
       to be allotted after such expiry and the Directors
       may allot relevant securities pursuant to any
       such offer or agreement as if the authority
       conferred had not expired]; and pursuant to
       Section 95 of the Act, in addition to all existing
       powers pursuant to that Section of the Act
       to the extent unused, to allot equity securities
       [as defined in Section 94[2] of the Act] of
       the Company for cash pursuant to the authority
       conferred by part [a] of this resolution for
       cash as if Section 89[1] of Act did not apply
       to any such allotment provided that this power
       shall be limited to the allotment of up to
       347,907,117 ordinary shares of 10 pence each
       in connection with the rights issue [Authority
       expire on 26 FEB 2010],save that the Company
       may before such expiry make an offer or agreement
       which would or might require equity securities
       to be allotted after such expiry and the Directors
       may allot equity securities in pursuance of
       such an offer or agreement as if the power
       conferred had not expired




--------------------------------------------------------------------------------------------------------------------------
 WILLIAM HILL PLC, LONDON                                                                    Agenda Number:  701892855
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9645P117
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  GB0031698896
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and accounts for            Mgmt          For                            For
       the 52 weeks ended 30 DEC 2008

2.     Approve the Directors' Remuneration Report                Mgmt          For                            For

3.     Re-elect Mr. David Edmonds as a Director, who             Mgmt          For                            For
       offer themselves for re-election under the
       Company's Articles of Assocation

4.     Re-elect Mr. Simon Lane as a Director, who offer          Mgmt          For                            For
       themselves for re-election under the Company's
       Articles of Assocation

5.     Elect Mr. Ashley Highfield as a Director appointed        Mgmt          For                            For
       to the Board since the last AGM

6.     Re-appoint Deloitte LLP as the Auditors of the            Mgmt          Against                        Against
       Company unitl the conclusion of the next AGM
       of the Company at which accounts are laid

7.     Authorize the Directors to determine the remuneration     Mgmt          Against                        Against
       of the Auditors of the Company

8.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of the Companies Act 1985, to allot relevant
       securities [within the meaning of Section 80]
       up to an aggregate nominal amount of GBP 23,195,162;
       [Authority expires at the conclusion of the
       AGM of the Company after the date on which
       this resolution is passed]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

9.     Authorize the Company and all the Companies               Mgmt          For                            For
       that are the Company's subsidiaries at any
       time during the period for which this resolution
       has effect to make donations to EU political
       organizations not exceeding EUR GBP 50,000
       in total and to incur EU political expenditure
       not exceeding GBP 50,000 in total during the
       period beginning with the date of the 2009
       AGM and ending at the conclusion of the day
       on which the 2010 AGM is held, for the purposes
       of this Resolution, donations, EU political
       organizations and EU political expenditure
       have the meanings given to them in Sections
       363 to 365 of the Companies Act 2006

s.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution Number 8 and pursuant to Section
       95 of the Companies Act 1985 [the Act] , to
       allot equity securities [within the meaning
       of Section 94[2] to Section 94[3A] of the Act]
       for cash pursuant to the authority conferred
       by Resolution Number 8, disapplying the statutory
       pre-emption rights [Section 89[1]], provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights issue in favor of ordinary shareholders;
       b) up to an aggregate nominal amount of GBP
       3,479,274; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       after the date of which this resolution is
       passed]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

s.11   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [within the meaning of Section 163[3]of
       the Companies Act 1985] of up to 69,585,488
       ordinary shares of 10 pence each in the capital
       of the Company, [representing 10% of the Company's
       issued ordinary share capital], at a minimum
       price of 10 pence and up to 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company to be held in 2010];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

s.12   Approve and adopted the new Articles of Association       Mgmt          Against                        Against
       produced to the AGM and initialed by the Chairman
       of the Meeting for the purpose of identification
       as the Articles of Association of the Company
       in substitution for, and to the exclusion of,
       the existing Articles of Association

s.13   Approve that a general meeting of the Company,            Mgmt          Against                        Against
       other than an AGM, may be called on not less
       than 14 clear days' notice




--------------------------------------------------------------------------------------------------------------------------
 WILMAR INTERNATIONAL LTD                                                                    Agenda Number:  701878867
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9586L109
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1T56930848
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 DEC 2008 and the reports of the Directors
       and Auditors thereon

2.     Approve the payment of a final tax exempt [one-tier]      Mgmt          For                            For
       dividend of SGD 0.045 per ordinary share for
       the YE 31 DEC 2008

3.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       360,000 for the YE 31 DEC 2008 [2006: SGD 150,000]

4.     Re-elect Mr. Kuok Khoon Hong as a Director                Mgmt          Against                        Against

5.     Re-elect Mr. Yeo Teng Yang as a Director who              Mgmt          For                            For
       retires under Article 104

6.     Re-elect Mr. Tay Kah Chye as a Director who               Mgmt          For                            For
       retires under Article 104

7.     Re-elect Mr. Kwah Thiam Hock as a Director who            Mgmt          For                            For
       retires under Article 104

8.     Re-elect Mr. Kuok Khoon Ho as a Director who              Mgmt          Against                        Against
       retires under Article 108

9.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Directors to
       fix their remuneration

10.    Approve, for the renewal of the mandate for               Mgmt          For                            For
       the purposes of Chapter 9 of the Listing Manual
       of Singapore Exchange Securities Trading Limited,
       for the Company, its subsidiaries and associated
       Companies [within the meaning of the said Chapter
       9] or any of them to enter into transactions
       falling within the categories of Interested
       Person Transactions as set out in the Company's
       Addendum to Shareholders dated 02 APR 2009
       [being an addendum to the Annual Report of
       the Company for the FYE 31 DEC 2008 [the Addendum],
       with any party who is of the class or classes
       of interested persons described in the Addendum,
       provided that such transactions are carried
       out on normal commercial terms and will not
       be prejudicial to the interests of the Company
       and its minority shareholders and are in accordance
       with the procedures as set out in the Addendum
       [the IPT Mandate]; [authority expires until
       the next AGM of the Company is held or is required
       by law to be held]; and authorize the Directors
       of the Company and/or to do all such acts and
       things [including, without limitation, executing
       all such documents as may be required] as they
       and/or he may consider expedient or necessary
       or in the interests of the Company to give
       effect to the IPT Mandate and/or this resolution

11.    Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the Companies Act, Chapter
       50, and the listing rules of the Singapore
       Exchange Securities Trading Limited [the ''SGX-ST'']
       (including any supplemental measures thereto
       from time to time),to: issue shares in the
       capital of the Company whether by way of rights,
       bonus or otherwise; make or grant offers, agreements
       or options [collectively, Instruments] that
       might or would require shares to be issued
       or other transferable rights to subscribe for
       or purchase shares including but not limited
       to the creation and issue of warrants, debentures
       or other instruments convertible into shares;
       and issue additional Instruments arising from
       adjustments made to the number of Instruments
       previously issued, while the authority conferred
       by shareholders was in force, in accordance
       with the terms of issue of such Instruments,
       [notwithstanding that such authority conferred
       by shareholders may have ceased to be in force];
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and [notwithstanding the authority
       conferred by the shareholders may have ceased
       to be in force] issue shares in pursuance of
       any Instrument made or granted by the Directors
       while the authority was in force or any additional
       Instrument referred to in [a][iii] above provided
       always that the aggregate number of shares
       to be issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       does not exceed 50% of the issued shares [excluding
       treasury shares] in the capital of the Company,
       of which the aggregate number of shares [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       to be issued other than on a pro rata basis
       to shareholders of the Company does not exceed
       20% of the issued shares [excluding treasury
       shares] in the capital of the Company, and
       for the purpose of this resolution, the percentage
       of the issued shares shall be based on the
       number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this resolution is passed, after adjusting
       for: new shares arising from the conversion
       or exercise of convertible securities that
       have been approved or may be approved by shareholders
       from time to time; new shares arising from
       exercising share options or vesting of share
       awards outstanding or subsisting at the time
       of the passing resolution, provided the options
       or awards were granted in compliance with Part
       VIII of Chapter 8 of the Listing Manual of
       SGX-ST; and any subsequent bonus issue, consolidation
       or subdivision of the Company's shares; and
       [Authority expired earlier the conclusion of
       the next AGM or the date by which the next
       AGM of the Company is required by law to be
       held]

12.    Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options from time to time in accordance
       with the provisions of the Wilmar Executives'
       Share Option Scheme [the ''Option Scheme'']
       and, pursuant to Section 161 of the Companies
       Act, Chapter 50, to allot and issue from time
       to time such number of shares in the capital
       of the Company as may be required to be issued
       pursuant to the exercise of options granted
       [while the authority conferred by this resolution
       is in force] under the Option Scheme, notwithstanding
       that the authority conferred by this resolution
       may have ceased to be in force, provided that
       the aggregate number of shares to be issued
       pursuant to the Option Scheme and all other
       share-based incentive schemes of the Company
       [if any] shall not exceed 15% of the total
       number of issued shares [excluding treasury
       shares] of the capital of the Company from
       time to time, as determined in accordance with
       the provisions of the Option Scheme

13.    Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to the provisions of the Listing Manual of
       the Singapore Exchange Securities Trading Limited
       [ the "SGX-ST"] [including the supplemental
       measures thereto from time to time] to- (i)
       undertake placements of new shares on a pro
       rata basis priced at a discount exceeding 10%
       but not more than 20% to the weighted average
       price for trades done on the SGX-ST for the
       full market day on which the placement or subscription
       agreement is signed, or based on the trades
       done on the preceding market day up to the
       time the placement agreement is signed in the
       event that the trading in the Company's shares
       is not available for a full market day; [Authority
       expires whichever is earlier at the conclusion
       of the next AGM or the date by which the next
       AGM of the Company or 31 DEC 2010]




--------------------------------------------------------------------------------------------------------------------------
 WILMAR INTERNATIONAL LTD                                                                    Agenda Number:  701878982
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9586L109
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1T56930848
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, clause in the Memorandum of Association            Mgmt          For                            For
       of the Company in the manner and to the extent
       as specified

S.2    Adopt, regulations of the Company contained               Mgmt          For                            For
       in the new Articles of Association of the Company
       as specified and submitted to this Meeting
       be approved and adopted as the Articles of
       Association of the Company in substitution
       for, and to the exclusion of, the existing
       Articles of Association of the Company




--------------------------------------------------------------------------------------------------------------------------
 WILMAR INTERNATIONAL LTD                                                                    Agenda Number:  701879009
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9586L109
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1T56930848
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Wilmar Executives Share Option Scheme           Mgmt          For                            For
       2009 the rules as specified, authorize the
       Directors of the Company to establish and administer
       the Option Scheme; to modify and/or amend the
       option scheme from time to time provided that
       such modifications and/or amendments are effected
       in accordance with the provisions of the option
       Scheme and to do all such acts and to enter
       into all such transactions, arrangements and
       agreements as may be necessary or expedient
       in order to give full effect to the option
       scheme; and to offer and grant option(s) in
       accordance with the rules of the Option Scheme
       and to allot and issue from time to time such
       number of shares in the capital of the Company
       as may be required to be issued pursuant to
       the exercise of the option(s) under the option
       scheme

2.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and contingent upon the passing of ordinary
       resolution 1, to offer and grant option(s)
       in accordance with the rules of the option
       scheme with exercise prices set at a discount
       to the Market Price, provided that such discount
       does not exceed the relevant limits set by
       Singapore Exchange Securities Trading Limited

3.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of ordinary resolution 1, the participation
       of Mr. Kuok Khoon Hong, a controlling shareholder
       of the Company, in the Option Scheme

4.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of ordinary resolution 1, the participation
       of Mr. Martua Sitorus, a controlling shareholder
       of the Company, in the option scheme

5.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of ordinary resolutions 1, 2 and 3
       to offer and grant to Mr. Kuok Khoon Hong,
       a controlling shareholder of the Company, of
       option(s) pursuant to and in accordance with
       the rules of the Option Scheme on the following
       terms as specified; and authorize the Directors
       to allot and issue shares upon the exercise
       of such option; proposed date of grant of option:
       any time within a period of 4 weeks from the
       date of the EGM; number of shares comprised
       in the proposed option: 1,000,000 shares subject
       to rule 6 of the option scheme; exercise price
       per share: market price; exercise period: exercisable
       at any time after the first anniversary of
       the date of grant and up to the 5th anniversary
       of the date of grant

6.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of ordinary resolutions 1, 2 and 4
       the proposed offer and grant to Mr. Martua
       Sitorus, a controlling shareholder of the Company,
       of option pursuant to and in accordance with
       the rules of the option scheme as specified;
       and the authorize the Directors to allot and
       issue Shares upon the exercise of such option;
       proposed date of grant of option: any time
       within a period of 4 weeks from the date of
       the EGM; number of shares comprised in the
       proposed option: 800,000 shares subject to
       rule 6 of the option scheme; exercise price
       per share: market price; exercise period: exercisable
       at any time after the 1st anniversary of the
       date of grant and up to the 5th anniversary
       of the date of grant




--------------------------------------------------------------------------------------------------------------------------
 WILMAR INTERNATIONAL LTD                                                                    Agenda Number:  701879011
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9586L109
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1T56930848
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Share Purchase Committee, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Act], to purchase or otherwise acquire issued
       ordinary shares of the Company [the Shares]
       not exceeding in aggregate the prescribed limit
       [means 10% of the total number of issued Shares
       excluding Treasury Shares as at the date of
       the passing of this Ordinary Resolution], at
       such price or prices as may be determined by
       the Share Purchase Committee from time to time
       up to the Maximum Price [in relation to a Share
       to be purchased, means an amount [excluding
       brokerage, stamp duties, commission, applicable
       goods and services tax and other related expenses]
       not exceeding: [i] in the case of an On-Market
       Share Purchase, 105% of the Average Closing
       Price; and in the case of an Off-Market Share
       Purchase, 120% of the Average Closing Price
       [the average of the closing market prices of
       a Share over the last 5 Market Days [Market
       Day being a day on which the SGX-ST is open
       for securities trading], on which transactions
       in the Shares were recorded, immediately preceding
       the date of making the On- Market Share Purchase
       or, as the case may be, the date of making
       an announcement for an offer pursuant to the
       Off-Market Share Purchase, and deemed to be
       adjusted for any corporate action that occurs
       after the relevant 5 Market Days], whether
       by way of: [i] on-market purchases [each an
       On-Market Share Purchase] on the Singapore
       Exchange Securities Trading Limited [the SGX-ST];
       and/or [ii] off-market purchases [each an Off-Market
       Share Purchase] effected in accordance with
       any equal access scheme[s] as may be determined
       or formulated by the Share Purchase Committee
       as they may consider fit, which scheme[s] shall
       satisfy all the conditions prescribed by the
       Act, and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       as may for the time being be applicable, and
       approved generally and unconditionally [the
       Share Purchase Mandate]; and authorize the
       Directors of the Company and/or each of them
       to complete and do all such acts and things
       as they and/or he may consider necessary, desirable,
       expedient, incidental or in the interests of
       the Company to give effect to the transactions
       contemplated and/or authorized by this ordinary
       resolution; [Authority expires at the earlier
       of: i] the date on which the next AGM of the
       Company is held or ii] the date by which the
       next AGM of the Company is required by law
       to be held or iii] the date on which the purchase
       of Shares by the Company pursuant to the Share
       Purchase Mandate is carried out to the full
       extent mandated]




--------------------------------------------------------------------------------------------------------------------------
 WM MORRISON SUPERMARKETS PLC                                                                Agenda Number:  701926581
--------------------------------------------------------------------------------------------------------------------------
        Security:  G62748119
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  GB0006043169
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the Directors' report and            Mgmt          For                            For
       audited financial statements for the 52 weeks
       ended 1 FEB 2009

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the 52 weeks ended 01 FEB 2009

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. Brian Flanagan                               Mgmt          For                            For

5.     Re-elect Mr. Paul Manduca                                 Mgmt          For                            For

6.     Re-elect Mr. Susan Murray                                 Mgmt          For                            For

7.     Re-elect Mr. Nigel Robertson                              Mgmt          For                            For

8.     Re-elect Mr. Philip Cox                                   Mgmt          For                            For

9.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          Against                        Against
       the Company and authorise the Directors to
       fix their remuneration

S.10   Authorize the Directors to make market purchases          Mgmt          For                            For
       of the Company's shares.

11.    Authorize the Directors to allot securities               Mgmt          For                            For

S.12   Authorize the Directors to allot securities               Mgmt          For                            For
       otherwise than in accordance with section 89
       of the  Companies Act 1985

S.13   Amend the Articles of Association                         Mgmt          Against                        Against

S.14   Approve to reduce the period of notice required           Mgmt          Against                        Against
       for an EGM




--------------------------------------------------------------------------------------------------------------------------
 WOLSELEY PLC                                                                                Agenda Number:  701737047
--------------------------------------------------------------------------------------------------------------------------
        Security:  G97278108
    Meeting Type:  AGM
    Meeting Date:  18-Nov-2008
          Ticker:
            ISIN:  GB0009764027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' annual report            Mgmt          For                            For
       and accounts and the Auditors report thereon
       for the YE 31 JUL 2008

2.     Receive and adopt the Directors' remuneration             Mgmt          For                            For
       report for the YE 31 JUL 2008

3.     Re-elect Mr. Robert Marchbank as a Director               Mgmt          For                            For
       of the Company

4.     Re-elect Mr. Stephen Webster as a Director of             Mgmt          For                            For
       the Company

5.     Re-elect Mr. John Whybrow as a Director of the            Mgmt          For                            For
       Company

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Company's Auditors, until the conclusion of
       the next AGM of the Company

7.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

8.     Approve to renew the authority conferred on               Mgmt          For                            For
       the Board by Article 10 of the Company's Articles
       of Association [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 17 FEB 2010]; and Section 80 [the Companies
       Act 1985] amount is GBP 34,503,353, being nominal
       value of authorized but unissued share capital
       of the Company

S.9    Approve, subject to passing of Resolution 8,              Mgmt          For                            For
       to renew the authority conferred on the Board
       by Article 10.2 of the Company's Articles of
       Association [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 17 FEB 2010]; and Section 89 [the Companies
       Act 1985] amount is GBP 8,274,832

S.10   Authorize the Company, in accordance with the             Mgmt          For                            For
       provisions of Article 12 of the Company's Articles
       of Association and Part VII of the Companies
       Act 1985 [the Act], to make market purchases
       [Section 163 of the Act] of up to 66,198,658
       ordinary shares of 25 pence each in the capital
       of the Company, at a minimum price of 25 pence,
       and not more than 105% of the average middle
       market quotations for the ordinary shares of
       the Company derived from the London Stock Exchange
       Daily Official List, on the 5 business days
       preceding the day on which ordinary share is
       purchased; [Authority expires at the conclusion
       of the next AGM of the Company]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

11.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       366 and 367 of the Companies Act 2006, and
       any Company which is or becomes its subsidiary
       during the period to this Resolution relates,
       during the period commencing on the date of
       this AGM and ending on the date of the Company's
       next AGM to: make political donations to political
       parties, make political donations to political
       organizations other than political parties;
       and/or incur political expenditure, in a total
       amount not exceeding of GBP 125,000




--------------------------------------------------------------------------------------------------------------------------
 WOLSELEY PLC, READING                                                                       Agenda Number:  701843775
--------------------------------------------------------------------------------------------------------------------------
        Security:  G97278108
    Meeting Type:  OGM
    Meeting Date:  01-Apr-2009
          Ticker:
            ISIN:  GB0009764027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to the passing of Resolution             Mgmt          For                            For
       2, 3, 4, 5 and 6 being passed, to increase
       the authorized share capital of the Company
       from GBP 200,000,000 to GBP 250,000,000 by
       the creation of an additional GBP 200,000,000
       ordinary shares of 25 pence each having the
       same rights and privileges and ranking pari
       passu in all respects with the existing shares
       in the capital of the Company

S.2    Approve, subject to the passing of Resolution             Mgmt          For                            For
       1, 3, 4, 5 and 6 being passed: the terms of
       the placing [as described and specified in
       the circular of which this notice forms part],
       including the issue price of 120 pence per
       share which is a discount of 27% to the closing
       market price of 165.4 pence per share on 05
       MAR 2009 [the last trading day prior to announcement
       of the placing]; authorize the Directors of
       the Company for the purposes of Section 80
       of the Companies Act 1985 to allot relevant
       securities [within the meaning of Section 80[2]
       of that Act] in connection with the placing
       up to an aggregate nominal of GBP 56,250,000;
       and to allot equity securities [as defined
       in Section 94[2] of the Companies Act 1985]
       of the Company pursuant to the authority conferred
       by this resolution for cash as if Section89[1]
       of that Act did not apply to any such allotment

3.     Approve, subject to the passing of Resolution             Mgmt          For                            For
       1, 2, 4, 5 and 6 being passed, and the Underwriting
       Agreement [as described and specified in the
       circular of which this notice forms part] not
       having been terminated in accordance with its
       terms, at 7.00 a.m. on the first dealing day
       following the date of the general meeting:
       a) each of the ordinary shares of 25 pence
       each in the share capital of the Company [the
       25p Ordinary Shares] then in issue be subdivided
       and converted into one ordinary share of one
       penny [an Interim Share], having the same rights
       as a 25p Ordinary Share, and one deferred share
       of 24 pence [a Deferred Share], each Deferred
       Share having attached thereto the following
       rights and restrictions: i) on a winding-up
       or other return of capital, the Deferred Shares
       shall entitle the holders of the shares only
       to payment of the amounts paid up on, those
       shares, after repayment to the holders of any
       and all ordinary shares then in issue of the
       nominal amount paid up on those ordinary shares
       held by them respectively and the payment in
       cash or in specific of GBP 10,000,000 on each
       of those ordinary shares; ii) the Deferred
       Shares shall not entitle the holders of such
       shares to receive any dividend or other distribution
       [other than pursuant to paragraph [a][i] of
       this Resolution 3] or to receive notice of,
       or to attend, speak or vote at, any general
       meeting of the Company; iii) the Deferred Shares
       shall not, save as provided in paragraph [a][iv]
       of this Resolution 3, be transferable; iv)
       the Company shall have an irrevocable authority
       from each holder of the Deferred Shares at
       any time to do all or any of the following
       without obtaining the sanction of the holder
       or holders of the Deferred Shares: A) to appoint
       any person to execute on behalf of any holder
       of Deferred Shares a transfer of all or any
       of those shares and/or an agreement to transfer
       the same [without making any payment for them]
       to such person or persons as the Company may
       determine and to execute any other documents
       which such per may consider necessary or desirable
       to effect such transfer, in each case without
       obtaining the sanction of the holder[s] and
       without any payment being made in respect of
       such acquisition; B) to purchase all or any
       of the shares in accordance with the companies
       Act 1985 and the Companies Act 2006, as relevant
       [the Act] without obtaining the consent of
       the holders of those shares in consideration
       of the payment to the holders whose s are purchased
       of an amount not exceeding one penny in respect
       of all the Deferred Shares then being purchased;
       C) for the purposes of any such purchase, to
       appoint any person to execute a contract for
       the sale of any such shares to the Company
       on behalf of any holder of Deferred Shares;
       D) to cancel all or any of the Deferred Shares
       purchased in accordance with the Act; and
       E) pending any such transfer, purchase or cancellation,
       to retain the certificates [if any] for all
       or any of the Deferred Shares; and v) the reduction
       of capital paid upon the Deferred Shares and/or
       the creation or issue of further shares in
       the capital of the Company ranking in priority
       for payment of a dividend or in respect of
       capital or which confer on the holders voting
       rights more favourable than those Deferred
       Share shall be deemed not to vary or abrogate
       the rights attaching to the Deferred Shares;
       and b) each of the authorized but unissued
       25p Ordinary Shares shall be subdivided and
       converted into 25 Interim Shares each ranking
       equally in all respects with the Interim Shares
       created pursuant to paragraph [a] of this Resolution
       3

4.     Approve, subject to and conditional upon Resolutions      Mgmt          For                            For
       1, 2, 3, 5 and 6 being passed, immediately
       following the subdivision and conversion of
       the 25p Ordinary Shares into Interim Shares
       pursuant to Resolution 3 becoming effective:
       a) all the Interim Shares in the capital of
       the Company then in issue be consolidated into
       ordinary shares of 10 pence each in the capital
       of the Company [the 10p Ordinary Shares] on
       the basis of every 10 Interim Shares being
       consolidated into one 10p Ordinary Share, each
       10p Ordinary Share having the same rights as
       the Interim Shares provided that, where such
       consolidation results in any member being entitled
       to a fraction of a 10p Ordinary Share, such
       fraction shall, so far as possible, be aggregated
       with the fractions of a 10p Ordinary Share
       to which other members of the Company may be
       entitled and the directors of the Company be
       and are hereby authorized to place [or appoint
       any other person to place] to any person, on
       behalf of the Members, all the 10p Ordinary
       Shares representing such fractions at the best
       price reasonably obtainable, and to pay the
       proceeds of the placing [net of expenses] in
       due proportion among the relevant members entitled
       thereto [save that any fraction of a penny
       which would otherwise be payable shall be rounded
       up or down in accordance with the usual practice
       of the registrar of the Company and save that
       the Company may retain the net proceeds of
       the placing of such 10p Ordinary Shares representing
       such fractions where the individual amount
       of proceeds to which any member is entitled
       is less than GBP 5.00] and authorize any Director
       of the Company [or any person appointed by
       the Directors of the Company] to execute an
       instrument of transfer in respect of such shares
       on behalf of the relevant members and to do
       all acts and things that the Directors consider
       necessary or expedient to effect the transfer
       of such shares to, or in accordance with the
       directions of, any buyer of any such shares;
       and b) all authorized but unissued Interim
       Shares shall be consolidated into 10p Ordinary
       Shares, provided that where such consolidation
       would otherwise result in a fraction of a 10p
       Ordinary Share, that number of 10p Ordinary
       Shares which would otherwise constitute such
       fraction shall be cancelled pursuant to Section
       121[2][e] of the Companies Act 1985

5.     Approve to renew, subject to and conditional              Mgmt          For                            For
       upon Resolutions 1, 2, 3, 4 and 6 being passed,
       and the consolidation the Interim Shares into
       10p Ordinary Shares pursuant to Resolution
       4 becoming effective, the authority conferred
       on the Directors of the Company by Article
       10.1 of the Articles of as of the Company to
       allot relevant securities for a period expiring
       [unless previously renewed, varied or  revoked]
       at the end of the next AGM of the Company after
       the date on which Resolution is passed and
       for that period the Section 80 amount shall
       be i) GBP 20,604,321 [equivalent to GBP 206,043,210
       10p Ordinary Shares] in connection with one
       or it more issues of relevant securities under
       the rights issue [as specified in the circular
       of which this notice part], and ii) in addition,
       GBP 8,700,000 [equivalent to 87 million 10p
       Ordinary Shares]

S.6    Approve, subject to and conditional upon Resolutions      Mgmt          For                            For
       1, 2, 3, 4 and 5 being passed, the terms of
       the Rights Issue [as specified in the circular
       of which this notice forms part] and authorize
       the Directors of the Company to implement the
       Rights Issue on the basis as specified, to
       the extent they determine necessary to implement
       the Rights Issue




--------------------------------------------------------------------------------------------------------------------------
 WOLTERS KLUWER NV                                                                           Agenda Number:  701855390
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV09931
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  NL0000395903
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 30 MAR 2009. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.a    Receive the report of the Executive Board for             Non-Voting    No vote
       2008

2.b    Receive the report of the Supervisory Board               Non-Voting    No vote
       for 2008

3.a    Adopt the financial statements for 2008 as included       Mgmt          For                            For
       in the annual report for 2008

3.b    Approve to distribute a dividend of EUR 0.65              Mgmt          For                            For
       per ordinary share in cash or, at the option
       of the holders of ordinary shares, in the form
       of ordinary shares

4.a    Approve to release the Members of the Executive           Mgmt          For                            For
       Board from liability for the exercise of their
       duties, as stipulated in Article 28 of the
       Articles of Association

4.b    Approve to release the Members of the Supervisory         Mgmt          For                            For
       Board from liability for the exercise of their
       duties, as stipulated in Article 28 of the
       Articles of Association

5.a    Re-appoint Mr. P.N. Wakkie as a Member of the             Mgmt          For                            For
       Supervisory Board

5.b    Re-appoint Mr. L.P. Forman as a Member of the             Mgmt          For                            For
       Supervisory Board

5.c    Appoint Ms. B.M. Dalibard as a Member of the              Mgmt          For                            For
       Supervisory Board

6.a    Grant authority to issue shares and/or grant              Mgmt          For                            For
       rights to subscribe for shares

6.b    Grant authority to restrict or exclude pre-emptive        Mgmt          For                            For
       rights

7.     Authorize the Executive Board to acquire own              Mgmt          For                            For
       shares

8.     Approve to instruct KPMG Accountants N.V                  Mgmt          For                            For

9.     Any other business                                        Non-Voting    No vote

10.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WOODSIDE PETROLEUM LTD                                                                      Agenda Number:  701855782
--------------------------------------------------------------------------------------------------------------------------
        Security:  980228100
    Meeting Type:  AGM
    Meeting Date:  01-May-2009
          Ticker:
            ISIN:  AU000000WPL2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the financial report              Non-Voting    No vote
       of the Company and the reports of the Directors
       and Auditor for the YE 31 DEC 2008

2.a    Re-elect Mr. Michael Alfred Chaney as a Director          Mgmt          For                            For

2.b    Re-elect Mr. Erich Fraunschiel as a Director              Mgmt          For                            For

2.c    Re-elect Dr. Pierre Jean-Marie Henri Jungels              Mgmt          For                            For
       as a Director

2.d    Re-elect Mr. David Ian McEvoy as a Director               Mgmt          For                            For

2.e    Re-elect Ms. Melinda Ann Cilento as a Director            Mgmt          For                            For

2.f    Re-elect Mr. Ian Robertson as a Director                  Mgmt          For                            For

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2008

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT ANY INDIVIDUAL OR RELATED PARTY          Non-Voting    No vote
       TO ANY SPECIFIC VOTE EXCLUSION WHICH HAS OBTAINED
       BENEFIT OR DOES EXPECT TO OBTAIN FUTURE BENEFIT
       SHOULD NOT VOTE [OR VOTE 'ABSTAIN'] FOR THE
       RELEVANT PROPOSAL ITEMS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WOOLWORTHS LTD                                                                              Agenda Number:  701743836
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q98418108
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2008
          Ticker:
            ISIN:  AU000000WOW2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the financial report              Non-Voting    No vote
       of the Company and the reports of the Directors
       and the Auditor for the financial period ended
       29 JUN 2008

2.     Adopt, the remuneration report [which form part           Mgmt          For                            For
       of the Directors' report] for the FYE 29 JUN
       2008

3.A    Re-elect Dr. Roderick Sheldon Deane as a Director,        Mgmt          For                            For
       who retires by rotation in accordance with
       Article 10.3 of the Company's Constitution

3.B    Re-elect Mr. Leon Michael L'Huillier as a Director,       Mgmt          For                            For
       who retires by rotation in accordance with
       Article 10.3 of the Company's Constitution

4.A    Approve to grant the options or performance               Mgmt          For                            For
       rights or combination of both to the Group
       Managing Director and Chief Executive Officer
       of the Company, Mr. Michael Gerard Luscombe,
       under the Woolworths Long Terms Incentive Plan
       [Plan], as specified, for all purposes including
       for the purpose of ASX Listing Rule 10.14

4.B    Approve to grant the options or performance               Mgmt          For                            For
       rights or combination of both to the Finance
       Director, Mr. Thomas William Pockett, under
       the Plan, as specified, for all purposes including
       for the purpose of ASX Listing Rule 10.14




--------------------------------------------------------------------------------------------------------------------------
 WPP GROUP PLC                                                                               Agenda Number:  701727591
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9787H105
    Meeting Type:  CRT
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  GB00B0J6N107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION FOR THIS MEETING TYPE. PLEASE CHOOSE
       BETWEEN "FOR" AND "AGAINST" ONLY. SHOULD YOU
       CHOOSE TO VOTE ABSTAIN FOR THIS MEETING THEN
       YOUR VOTE WILL BE DISREGARDED BY THE ISSUER
       OR ISSUERS AGENT

1.     Approve [with or without modification] the proposed       Mgmt          For                            For
       scheme of arrangement, as specified




--------------------------------------------------------------------------------------------------------------------------
 WPP GROUP PLC                                                                               Agenda Number:  701728175
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9787H105
    Meeting Type:  OGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  GB00B0J6N107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the Scheme of arrangement, reduction              Mgmt          For                            For
       and subsequent increase in cap, capitalize
       reserves issue equity with rights, adopt replacement
       and continuing Share Plans ensure satisfaction
       of outstanding and existing awards and amend
       the Articles of Association

S.2    Approve to reduce amount standing to credit               Mgmt          For                            For
       of new WPP'S share premium account [including
       amount arising pursuant to scheme] in its entirety
       [or up to such amount approved by Jersey Court]
       by crediting such amount to a reserve of profit
       to be available to new WPP reduction of capital

S.3    Approve to change the name of the Company to              Mgmt          For                            For
       WPP 2008 Plc

S.4    Approve the delisting of WPP shares from the              Mgmt          For                            For
       official list

5.     Authorize the new WPP Directors to ensure that            Mgmt          For                            For
       the sponsoring Companies of the inherited Share
       Plans are able to satisfy existing awards under
       the inherited Share Plans using newly issued
       new WPP shares or new WPP treasury shares




--------------------------------------------------------------------------------------------------------------------------
 WPP PLC, JERSEY                                                                             Agenda Number:  701936049
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9787K108
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  JE00B3DMTY01
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, and if approved, adopt the Company's             Mgmt          For                            For
       accounts for the FYE 31 DEC 2008 together with
       the Directors' report, the Directors' remuneration
       report and the Auditors' report on those accounts
       and the auditable part of the remuneration
       report

2.     Approve the WPP Directors' remuneration report            Mgmt          Against                        Against
       set out in the report of the Compensation Committee
       contained in the 2008 report and accounts

3.     Re-elect Mr. Colin Day as a Director                      Mgmt          For                            For

4.     Re-elect Ms. Lubna Olayan as a Director                   Mgmt          Against                        Against

5.     Re-elect Mr. Jeffrey Rosen as a Director                  Mgmt          For                            For

6.     Re-elect Ms. Esther Dyson as a Director                   Mgmt          For                            For

7.     Re-elect Mr. John Quelch as a Director                    Mgmt          For                            For

8.     Re-elect Mr. Stanley [Bud] Morten as a Director           Mgmt          For                            For

9.     Re-appoint Deloitte LLP as the Auditors of the            Mgmt          For                            For
       Company to hold office from the conclusion
       of the AGM to the conclusion to the next AGM
       of the Company and authorize the Directors
       to determine their remuneration

10.    Authorize the Board of Directors, in accordance           Mgmt          For                            For
       with Article 6 of the Company's Articles of
       Association, to allot relevant securities [as
       defined in the Company's Articles of Association]
       up to a maximum nominal amount of GBP 45,985,690;
       [Authority expires on 01 JUN 2014]; and the
       Board of Directors may allot relevant securities
       pursuant to such offer or agreement as if the
       authority conferred on them had not expired

S.11   Authorize the Company, for the purpose of Article         Mgmt          For                            For
       57 of the Jersey Law, to make one or more market
       purchases of 125,294,634 shares representing
       of the Company's issued share capital at a
       minimum price [exclusive of expenses] of 10
       pence per share and a maximum price [exclusive
       of expenses] of an amount equal to 105% above
       the average of the  Middle Market quotations
       for the ordinary shares as derived from the
       London Stock Exchange Daily Official List for
       the 5 business days immediately preceding the
       day on which the Company makes the market purchase
       and the amount stipulated by Article 5(1) of
       the buyback and stabilization regulation 2003[exclusive
       of expense [if any] payable by the Company];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company held on 2010
       or 01 SEP 2010]; and the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry; and, pursuant
       to Articles 58A of the Companies [Jersey] Law
       1991, and if approved by the Directors, to
       hold as treasury shares any ordinary shares
       purchased pursuant to the authority conferred
       by this resolution

S.12   Authorize the Board of Directors, in accordance           Mgmt          For                            For
       with Article 8 of the Company's Articles of
       Association, to allot equity securities [as
       defined in the Company's Articles of Association]
       wholly for cash [including in connection with
       a rights issue [as defined in the Company's
       Articles of Association]], as if Article 7
       of the Company's Articles of Association did
       not apply, provided that, for the purposes
       of paragraph (1)(b) of Article 8 only, the
       aggregate nominal amount to which this authority
       is limited is GBP 6,276,908; [Authority shall
       expire on 01 June 2014]; and the Board of Directors
       may allot equity securities pursuant to such
       offer or agreement as if the authority conferred
       on them hereby had not expired




--------------------------------------------------------------------------------------------------------------------------
 WPP PLC, JERSEY                                                                             Agenda Number:  701965165
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9787K108
    Meeting Type:  EGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  JE00B3DMTY01
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the WPP Plc Leadership Equity Acquisition         Mgmt          For                            For
       Plan III [Leap III]




--------------------------------------------------------------------------------------------------------------------------
 XSTRATA PLC, LONDON                                                                         Agenda Number:  701809785
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9826T102
    Meeting Type:  EGM
    Meeting Date:  02-Mar-2009
          Ticker:
            ISIN:  GB0031411001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to Resolutions 2, 3 and 4 being          Mgmt          For                            For
       passed, the following transaction [which is
       a related party transaction for the purposes
       of the Listing Rules of the Financial Services
       Authority] a] the acquisition by the Xstrata
       Group as specified of the Prodeco Business
       as specified on the terms, and subject to the
       conditions of the Acquisition Agreement as
       specified and b] the granting by Xstrata [Schweiz]
       AG of the Call option as specified to Glencore
       as specified to repurchase the Prodeco Business
       and the disposal by the Xstrata Group of the
       Prodeco Business to Glencore if and when the
       call option is exercised, in each case on the
       terms and subject to the conditions of the
       call option agreement as specified and authorize
       the Board of Directors of the Company [or any
       duly constituted Committee of the Board of
       Directors of the Company] to take all such
       steps as it considers necessary, expedient
       or desirable to implement and effect the transaction
       described in this resolution above and any
       matter incidental to such transaction and to
       waive, amend, vary, revise or extend any of
       such terms and conditions as it may consider
       be appropriate, provided always that the authority
       of the Board of the Board of Directors of the
       Company [or any duly constituted Committee
       of the Board] to implement and effect such
       transaction and any matter incidental to such
       transaction or to waive, amend, vary, revise
       or extend any of such terms and conditions,
       in each case other in accordance with the Acquisition
       Agreement and the Call Option Agreement, shall
       be to waivers, amendments, variations, revisions
       or extensions that are not material in the
       context of the transaction as a whole

2.     Approve, subject to Resolutions 1, 3 and 4 being          Mgmt          For                            For
       passed, to increase the authorized share capital
       of the Company from USD 750,000,000.50 and
       GBP 50,000 to USD 2,250,000,000.50 and GBP
       50,000 by the creation of an additional 3,000,000,000
       ordinary shares of USD 0.50 each in the capital
       of the Company having the rights and privileges
       and being subject to the restrictions contained
       in the Articles of Association of the Company
       [the Articles] and ranking pari passu in all
       respects with the existing ordinary shares
       of USD 0.50 each in the capital of the Company

3.     Approve, subject to Resolutions 1, 2 and 4 being          Mgmt          For                            For
       passed, to renew the authority conferred on
       the Directors of the Company by Article 14
       of the Articles to allot relevant securities
       and for that period the Section 80 amount
       shall be i] USD 991,254,176 [equivalent to
       1,982,508,352 ordinary shares of USD 0.50 each
       in the capital of the Company] in connection
       with 1 or more issues of relevant securities
       under the right issue as specified and ii]
       in addition, USD 493,363,149 [equivalent to
       986,726,298 ordinary shares of USD 0.50 each
       in the capital of the Company]; [Authority
       expires at the end of the next AGM of the Company
       after the date on which this resolution is
       passed]

S.4    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to Resolutions 1, 2 and 3 being passed, in
       place of all existing powers, by Article 15
       of the Articles to allot equity securities,
       as if Section 89[1] of the Companies Act 1985
       [Authority expires at the end of the next AGM
       of the Company after the date on which this
       resolution is passed] and for that period the
       Section 89 amount is USD 74,004,472 [equivalent
       to 148,008,944 ordinary shares of USD 0.50
       each in the capital of the Company]




--------------------------------------------------------------------------------------------------------------------------
 XSTRATA PLC, LONDON                                                                         Agenda Number:  701858283
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9826T102
    Meeting Type:  AGM
    Meeting Date:  05-May-2009
          Ticker:
            ISIN:  GB0031411001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the annual report and financial statements          Mgmt          For                            For
       of the Company, and the reports of the Directors
       and the Auditors thereon, for the YE 31 DEC
       2008

2.     Approve the Directors' remuneration report [as            Mgmt          Against                        Against
       specified] for the YE 31 DEC 2008

3.     Re-elect Mr. Ivan Glasenberg as an Executive              Mgmt          For                            For
       Director of the Company retiring in accordance
       with Article 128 of the Company's Articles
       of Association

4.     Re-elect Mr. Trevor Reid as an Executive Director         Mgmt          For                            For
       of the Company retiring in accordance with
       Article 128 of the Company's Articles of Association

5.     Re-elect Mr. Santiago Zaidumbide as an Executive          Mgmt          For                            For
       Director of the Company retiring in accordance
       with Article 128 of the Company's Articles
       of Association

6.     Elect Mr. Peter Hooley as a Non-Executive Director        Mgmt          For                            For
       of the Company on the recommendation of the
       Board, in accordance with Article 129 of the
       Company's Articles of Association

7.     Re-appoint Ernst & Young LLP as Auditors to               Mgmt          For                            For
       the Company to hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the Company and to authorize
       the Directors to determine the remuneration
       of the Auditors

8.     Authorize the Directors to allot relevant securities      Mgmt          Against                        Against
       [as specified in the Companies Act 1985]; a)
       up to a nominal amount of USD 488,835,270 [equivalent
       to 977,670,540 ordinary shares of USD 0.50
       each in the capital of the Company; and b)
       comprising equity securities [as specified
       in the Companies Act 1985] up to a nominal
       amount of USD 977,670,540 [equivalent to 1,955,341,080
       ordinary shares of USD 0.50 each in the capital
       of the Company] [including within such limit
       any shares issued under this Resolution] in
       connection with an offer by way of a rights
       issue: i) to ordinary shareholders in proportion
       [as nearly as may be practicable] to their
       existing holdings; and ii) to people who are
       holder of other equity securities if this is
       required by the rights of those securities
       or, if the Board considers it necessary, as
       permitted by the rights of those securities,
       and so that the Directors may impose any limits
       or restrictions and make any arrangements which
       it considers necessary or appropriate to deal
       with treasury shares, fractional entitlements,
       record dates, legal, regulatory or practical
       problems in, or under the laws of, any territory
       or any other matter; [Authority expires the
       earlier of the conclusion of the next AGM];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.9    Authorize the Directors of all existing authorities       Mgmt          For                            For
       and provided resolution 8 is passed, to allot
       equity securities [as specified in the Companies
       Act 1985] for cash under the authority given
       by that resolution and/or where the allotment
       constitutes an allotment of equity securities
       by virtue of Section 94(3A) of the Companies
       Act 1985, free of restriction in Section 89(1)
       of the Companies Act 1985, such power to be
       limited: a) to the allotment of equity securities
       in connection with an offer of equity securities
       [but in the case of the authority granted under
       resolution 8(B), by way of rights issue only];
       i) to ordinary shareholders in proportion [as
       need as may be practicable] to their existing
       holdings; and ii) to people who are holders
       of other equity securities, if this is required
       by the rights of those securities or, if Directors
       consider if necessary, as permitted by the
       rights of those securities, or appropriate
       to deal with treasury shares, fractional entitlements,
       record dates, legal, regulatory or practical
       problems in, or under the laws of, any territory,
       or any other matter and; b) in the case of
       the authority granted under resolution 8(A),
       to the allotment of equity securities up to
       a nominal amount of USD 73,325,290.50 [equivalent
       to 146,650,581 ordinary share of USD 0.50 each
       in the capital of the Company]; [Authority
       expires until the next AGM of the Company];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 YAHOO JAPAN CORPORATION                                                                     Agenda Number:  701996083
--------------------------------------------------------------------------------------------------------------------------
        Security:  J95402103
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3933800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YAMADA DENKI CO.,LTD.                                                                       Agenda Number:  701977514
--------------------------------------------------------------------------------------------------------------------------
        Security:  J95534103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3939000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          Abstain                        Against

2.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the other Updated Laws and Regulations

3.     Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

6.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 YAMAHA CORPORATION                                                                          Agenda Number:  701982224
--------------------------------------------------------------------------------------------------------------------------
        Security:  J95732103
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3942600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 YAMAHA MOTOR CO.,LTD.                                                                       Agenda Number:  701827517
--------------------------------------------------------------------------------------------------------------------------
        Security:  J95776126
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  JP3942800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 YAMATO HOLDINGS CO.,LTD.                                                                    Agenda Number:  701982678
--------------------------------------------------------------------------------------------------------------------------
        Security:  J96612114
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3940000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YAMAZAKI BAKING CO.,LTD.                                                                    Agenda Number:  701842836
--------------------------------------------------------------------------------------------------------------------------
        Security:  J96656103
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3935600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to the Updated Laws and    Regulaions




--------------------------------------------------------------------------------------------------------------------------
 YARA INTERNATIONAL ASA, OSLO                                                                Agenda Number:  701903812
--------------------------------------------------------------------------------------------------------------------------
        Security:  R9900C106
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  NO0010208051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect Mr. Harald Arnkv.rn as a Chairperson of             Mgmt          For                            For
       the Meeting and a person to co-sign the minutes
       of the General Meeting

2.     Approve a dividend of NOK 4.50 per share                  Mgmt          For                            For

3.     Approve the guidelines for the remuneration               Mgmt          For                            For
       of the Members of the Executive Management

4.     Elect the Member of the Board                             Mgmt          For                            For

5.     Approve the remuneration to the Auditor at NOK            Mgmt          For                            For
       2,500,000

6.     Approve the following remuneration for the Board          Mgmt          For                            For
       Members: Chairman of the Board: NOK 410,000
       [unchanged], Members of the Board: NOK 235,000
       [unchanged]; to the Members of the Compensation
       Committee: NOK 5,500 per meeting [unchanged];
       to the Members of the Audit Committee: Chairman
       of the Audit Committee: NOK 85,000 [unchanged],
       Members of the Audit Committee: NOK 70,000
       [unchanged]; to the Deputy Representatives
       to the Board: NOK 7,500 per meeting [unchanged]

7.     Approve to determine the remuneration to the              Mgmt          For                            For
       Members of the Nomination Committee at NOK
       4,500 per meeting [unchanged]

8.     Approve to reduce the share capital of the Company        Mgmt          For                            For
       by NOK 4,663,846 from NOK 495,678,107 to NOK
       491,014,261 by means of the cancellation of
       1,750,000 own shares and the redemption of
       993,439 shares, owned on behalf of the Norwegian
       State by the Ministry of Trade and Industry,
       for a payment of the sum of NOK 239,593,761
       with the addition of interest to the State
       represented by the Ministry of Trade and Industry;
       this sum represents the average share price
       for the buyback of own shares in the market;
       a transfer from the share premium fund of NOK
       237,904,914 will cover the portion of the sum
       paid out that exceeds the nominal value of
       the shares; in addition NOK 419,083,205 will
       be transferred from the share premium fund
       to retained earnings; this amount equals the
       amount by which retained earnings was reduced
       when own shares were acquired in the market;
       with effect from the implementation of the
       capital reduction through registration in the
       Register of Business Enterprises, Article 4
       of the Company's Articles of Association will
       be amended

9.     Authorize the Board, for a period of 12 months,           Mgmt          For                            For
       to let the Company acquire up to 5 % [14,441,595
       shares] of the total shares of Yara International
       ASA with a total nominal value of NOK 24,550,712
       in the open market and from the Norwegian State;
       such purchases shall be at such times and at
       such prices as the Board determines from time
       to time, provided however, that the purchase
       price per share shall not be less than NOK
       10 nor more than NOK 1000; shares acquired
       pursuant to this proxy can be used for cancellation,
       or, according to decision by the Board of Directors,
       as consideration in commercial transactions;
       [Authority is valid from 07 MAY 2009 until
       6 MAY 2010]; if the Board decides that shares
       acquired pursuant to this authorization shall
       be used for capital reduction by cancellation
       of shares; it is a precondition for the Board
       that the States ownership [presently 36.21%]
       is not altered as a result of this

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN BLOCKING STATUS. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 YELL GROUP PLC, READING BERKSHIRE                                                           Agenda Number:  701649305
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9835W104
    Meeting Type:  AGM
    Meeting Date:  25-Jul-2008
          Ticker:
            ISIN:  GB0031718066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and consider the report of the Directors          Mgmt          For                            For
       and the Auditors and the audited accounts of
       the Company, for the YE 31 MAR 2008

2.     Declare the final dividend of 5.7 pence per               Mgmt          For                            For
       ordinary share in the Company recommended by
       the Directors, if approved, payable on 01 AUG
       2008 to the holders of ordinary shares in the
       Company registered at the close of business
       on 04 JUL 2008

3.     Approve the remuneration report of the Directors          Mgmt          For                            For
       for the YE 31 MAR 2008

4.     Re-elect Mr. John Condron as a Director                   Mgmt          For                            For

5.     Re-elect Mr. John Davis as a Director                     Mgmt          For                            For

6.     Re-elect Ms. Lyndon Lea as a Director                     Mgmt          Against                        Against

7.     Re-elect Lord Powell of Bayswater as a Director           Mgmt          For                            For

8.     Re-elect Mr. Robert Scott as a Director                   Mgmt          For                            For

9.     Re-elect Mr. John Coghlan as a Director                   Mgmt          For                            For

10.    Re-elect Mr. Joachim Eberhardt as a Director              Mgmt          For                            For

11.    Re-elect Mr. Richard Hooper as a Director                 Mgmt          For                            For

12.    Elect Mr. Tim Bunting as a Director                       Mgmt          For                            For

13.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company until the conclusion
       of the next general meeting of the Company
       before which accounts are laid

14.    Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

15.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of the Companies Act 1985, to allot relevant
       securities [as defined in that Act] up to an
       aggregate nominal amount of GBP 2,592,204;
       [Authority expires the earlier of the next
       AGM of the Company or 15 months]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

16.    Authorize the Company in accordance with Sections         Mgmt          For                            For
       366 and 367 of the Companies Act 2006 the Company
       and all companies that are its Subsidiaries
       at any time during the period for which this
       resolution has effect; a) make political donations
       to political parties or independent election
       candidates [as such terms are defined in the
       Companies Act 2006], not exceeding GBP 100,000
       in aggregate; b) make political donations to
       political organizations other than political
       parties [as such terms are defined in the Companies
       Act 2006], not exceeding GBP 100,000 in aggregate;
       and c) incur political expenditure [as such
       term is defined in the Companies Act 2006],
       not exceeding GBP 100,000 in aggregate [authority
       expires the earlier conclusion of next AGM
       of the Company to be held in 2009 or on the
       date of this resolution and ending on the date
       falling 12 months after the passing of this
       resolution]

S.17   Adopt the Articles of Association in the form             Mgmt          For                            For
       produced to this AGM as the new Articles of
       Association of the Company in substitution
       for, and to the exclusion of, the existing
       Articles of Association

S.18   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 15 and under Section 95 of the
       Companies Act 1985, to allot equity securities
       [Section 94 of the Act] for cash pursuant to
       the authority conferred by Resolution 15, or
       where such allotment constitutes the allotment
       of the equity securities by the virtue of Section
       94(3A), disapplying the statutory pre-emption
       rights [Section 89(1)], provided that this
       power is limited to the allotment of equity
       securities a) in connection to a rights issue
       to the holders of the ordinary shares in the
       Company [excluding any ordinary shares held
       by the Company as treasury shares]; and b)
       up to an aggregate nominal amount of GBP 390,550;
       [Authority expires the earlier of the conclusion
       of the next AGM or 15 months]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.19   Authorize the Company, pursuant to Article 20             Mgmt          For                            For
       of its Articles of Association, to purchase
       its own fully-paid ordinary shares in the Company
       by way of market purchases [Section 163(3)
       of the Companies Act 1985] of up to 78,109,963
       ordinary shares in the Company, at a minimum
       price of 1.00 pence and a maximum price equivalent
       to 105% of the middle market price for an ordinary
       share in the Company as set out in the Daily
       Official List published by the London Stock
       Exchange, over the previous 5 business days
       and the higher of the price of the last independent
       trade and highest current independent bid on
       the Long Stock Exchange Trading System [SETS-the
       trading venue where the purchase is carried
       out; [Authority expires the earlier of the
       conclusion of the next AGM or 15 months]; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 YUE YUEN INDL HLDGS LTD                                                                     Agenda Number:  701781925
--------------------------------------------------------------------------------------------------------------------------
        Security:  G98803144
    Meeting Type:  SGM
    Meeting Date:  23-Dec-2008
          Ticker:
            ISIN:  BMG988031446
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTIONS
       A TO M. THANK YOU.

A.     Approve and ratify, the Second Supplemental               Mgmt          For                            For
       Agreement [the 'Second Supplemental Production
       Agreement'] dated 20 NOV 2008 between Barits
       Development Corporation ['Barits'] and Prime
       Asia Leather Corporation ['Prime Asia'] [which
       is a supplemental to the Production Agreement
       [as specified] under which i) Barits agreed
       to provide tanning facilities and processing
       services to Prime Asia for the processing of
       Prime Asia's raw leather in Taiwan into finished
       leather, ii) Barits agreed to provide sales
       support to Prime Asia for sales of its finished
       leather and iii) Prime Asia agreed to pay Barits
       a monthly production fee] and that the annual
       caps in respect of such transactions as set
       out in the Second Supplemental Production Agreement
       [as specified] and the transactions contemplated
       therein and authorize the Directors of the
       Company to take all actions and execute all
       documents which they deem necessary, required
       or appropriate, in order to implement and validate
       anything related to the Second Supplemental
       Production Agreement

B.     Approve and ratify, the Second Supplemental               Mgmt          For                            For
       Agreement [the 'Second Supplemental PCC Management
       Service Agreement'] dated 20 NOV 2008 between
       Highmark Services Limited ['Highmark'] and
       Pou Chen Corporation ['PCC'] [which is a supplemental
       to the PCC Management Service Agreement [as
       specified] under which Highmark agreed to provide
       PCC with management services in respect of
       a number of factories situated in the Industrial
       Estate operated by the PCC and its subsidiaries]
       and that the annual caps in respect of such
       transactions as set out in the Second Supplemental
       PCC Management Service Agreement [as specified]
       and the transactions contemplated therein and
       authorize the Directors of the Company to take
       all actions and execute all documents which
       they deem necessary, required or appropriate,
       in order to implement and validate anything
       related to the Second Supplemental PCC Management
       Service Agreement

C.     Approve and ratify, the Second Supplemental               Mgmt          For                            For
       Agreement [the 'Second Supplemental PCC Services
       Agreement'] dated 20 NOV 2008 between the Company
       and PCC [which is a supplemental to the PCC
       Services Agreement [as specified] under which
       PCC agreed to provide research and development,
       know-how, technical and marketing services
       and to source raw materials and recruit staff
       in relation to the production and sale of products
       of the Company and its subsidiaries [the 'Group']]
       and that the annual caps in respect of such
       transactions as set out in the Second Supplemental
       PCC Services Agreement [as specified] and the
       transactions contemplated therein and authorize
       the Directors of the Company to take all actions
       and execute all documents which they deem necessary,
       required or appropriate, in order to implement
       and validate anything related to the Second
       Supplemental PCC Services Agreement

D.     Approve and ratify, the Supplemental Agreement            Mgmt          For                            For
       [the 'Supplemental PCC Connected Sales Agreement']
       dated 20 NOV 2008 between the Company and PCC
       [which is a supplemental to the PCC Connected
       Sales Agreement [as specified] under which
       the Company and its subsidiaries agreed to
       sell leather, moulds, finished and semi-finished
       shoe products and packaging boxes to PCC and
       its subsidiaries [the 'PCC Group'] and that
       the annual caps in respect of such transactions
       as set out in the Supplemental PCC Connected
       Sales Agreement [as specified] and the transactions
       contemplated therein and authorize the Directors
       of the Company to take all actions and execute
       all documents which they deem necessary, required
       or appropriate, in order to implement and validate
       anything related to the Supplemental PCC Connected
       Sales Agreement

E.     Approve and ratify, the Supplemental Agreement            Mgmt          For                            For
       [the 'Supplemental PCC Connected Purchases
       Agreement'] dated 20 NOV 2008 between the Company
       and PCC [which is a supplemental to the PCC
       Connected Purchases Agreement [as specified]
       under which the Company and its subsidiaries
       agreed to purchase from PCC and its subsidiaries
       raw materials, production tools and shoe-related
       products for its production needs] and that
       the annual caps in respect of such transactions
       as set out in the Supplemental PCC Connected
       Purchases Agreement [as specified] and the
       transactions contemplated therein and authorize
       the Directors of the Company to take all actions
       and execute all documents which they deem necessary,
       required or appropriate, in order to implement
       and validate anything related to the Supplemental
       PCC Connected Purchases Agreement

F.     Approve and ratify, the Supplemental Agreement            Mgmt          For                            For
       [the 'Supplemental Pou Chien Lease Agreement']
       dated 20 NOV 2008 between Pou Chien Chemical
       Company Limited ['Pou Chien'] and PCC [which
       is a supplemental to the Pou Chien Lease Agreement
       [as specified] under which PCC agreed to lease
       to Pou Chien certain properties in Taiwan,
       including buildings and land, for the purpose
       of running its manufacturing business] and
       that the annual caps in respect of such transactions
       as set out in the Supplemental Pou Chien Lease
       Agreement [as specified] and the transactions
       contemplated therein and authorize the Directors
       of the Company to take all actions and execute
       all documents which they deem necessary, required
       or appropriate, in order to implement and validate
       anything related to the Supplemental Pou Chien
       Lease Agreement

G.     Approve and ratify, the Supplemental Agreement            Mgmt          For                            For
       [the 'Supplemental Pou Yuen Lease Agreement']
       dated 20 NOV 2008 between Pou Yuen Technology
       Co., Ltd. ['Pou Yuen'] and Yue Dean Technology
       Corporation ['Yue Dean'] [which is a supplemental
       to the Pou Yuen Lease Agreement [as specified]
       under which Pou Yuen agreed to lease to Yue
       Dean properties in Taiwan which consist of
       buildings and land, for the purpose of running
       its manufacturing businesses] and that the
       annual caps in respect of such transactions
       as set out in the Supplemental Pou Yuen Lease
       Agreement [as specified] and the transactions
       contemplated therein and authorize the Directors
       of the Company to take all actions and execute
       all documents which they deem necessary, required
       or appropriate, in order to implement and validate
       anything related to the Supplemental Pou Yuen
       Lease Agreement

H.     Approve and ratify, the Supplemental Agreement            Mgmt          For                            For
       [the 'Supplemental Yue Dean Lease Agreement']
       dated 20 NOV 2008 between PCC and Yue Dean
       [which is a supplemental to the Yue Dean Lease
       Agreement [as specified] under which PCC agreed
       to lease to Yue Dean properties in Taiwan which
       consist of buildings and land, for the purpose
       of running its manufacturing businesses] and
       that the annual caps in respect of such transactions
       as set out in the Supplemental Yue Dean Lease
       Agreement [as specified] and the transactions
       contemplated therein and authorize the Directors
       of the Company to take all actions and execute
       all documents which they deem necessary, required
       or appropriate, in order to implement and validate
       anything related to the Supplemental Yue Dean
       Lease Agreement

I.     Approve and ratify, the Agreement [the 'Pou               Mgmt          For                            For
       Chien Technology Lease Agreement'] dated 20
       NOV 2008 between PCC as landlord and Pou Chien
       Technology Company Limited ['Pou Chien Technology']
       as tenant [which replaces the Pou Yii Lease
       Agreement [as specified] under which Pou Yii
       agreed to lease to Pou Chien Technology premises
       in Taiwan for its administrative operations]
       and that the annual caps in respect of such
       transactions as set out in the Pou Chien Technology
       Lease Agreement [as specified] and the transactions
       contemplated therein and authorize the Directors
       of the Company to take all actions and execute
       all documents which they deem necessary, required
       or appropriate, in order to implement and validate
       anything related to the Pou Chien Technology
       Lease Agreement

J.     Approve and ratify, the Agreement [the 'Barits            Mgmt          For                            For
       Leather Splitting Agreement'] dated 20 NOV
       2008 between Barits and Prime Asia China Leather
       Corporation ['Prime Asia China'] under which
       Barits agreed to provide to Prime Asia China
       the services of splitting leather and that
       the annual caps in respect of such transactions
       as set out in the Barits Leather Splitting
       Agreement [as specified] and the transactions
       contemplated therein and authorize the Directors
       of the Company to take all actions and execute
       all documents which they deem necessary, required
       or appropriate, in order to implement and validate
       anything related to the Barits Leather Splitting
       Agreement

K.     Approve and ratify, the Second Supplemental               Mgmt          For                            For
       Agreement [the 'Second Supplemental GBD Management
       Service Agreement'] dated 20 NOV 2008 as amended
       and restated on 27 NOV 2008 between Highmark
       Services Limited ['Highmark'] and Golden Brands
       Developments Limited ['GBD'] [which is a supplemental
       to the GBD Management Service Agreement [as
       specified] under which Highmark agreed to provide
       GBD with management services in respect of
       a number of factories situated in the Industrial
       Estate operated by GBD and its subsidiaries]
       and that the annual caps in respect of such
       transactions as set out in the Second Supplemental
       GBD Management Service Agreement [as specified]
       and the transactions contemplated therein and
       authorize the Directors of the Company to take
       all actions and execute all documents which
       they deem necessary, required or appropriate,
       in order to implement and validate anything
       related to the Second Supplemental GBD Management
       Service Agreement

L.     Approve and ratify, the Second Supplemental               Mgmt          For                            For
       Agreement [the 'Second Supplemental GBD Tenancy
       Agreement'] dated 20 NOV 2008 as amended and
       restated on 27 NOV 2008 between Highmark and
       GBD [which is a supplemental to the GBD Tenancy
       Agreement [as specified] under which Highmark
       agreed to lease to GBD such dormitories situated
       in the Industrial Estate as GBD may from time
       to time require] and that the annual caps in
       respect of such transactions as set out in
       the Second Supplemental GBD Tenancy Agreement
       [as specified] and authorize the Directors
       of the Company to take all actions and execute
       all documents which they deem necessary, required
       or appropriate, in order to implement and validate
       anything related to the Second Supplemental
       GBD Tenancy Agreement

M.     Approve and ratify, the Second Supplemental               Mgmt          For                            For
       Agreement [the 'Second Supplemental Godalming
       Tenancy Agreement'] dated 20 NOV 2008 between
       Godalming Industries Limited ['Godalming']
       as landlord and certain wholly-owned subsidiaries
       and a jointly controlled entity of the Company
       as tenants [which is a supplemental to the
       Godalming Tenancy Agreement [as specified]
       under which Godalming agreed to lease to members
       of the Company and its subsidiaries and a jointly
       controlled entity certain premises in the PRC
       for production purposes, including shoe/sole
       factory buildings and dormitories for workers]
       and that the annual caps in respect of such
       transactions as set out in the Second Supplemental
       Godalming Tenancy Agreement [as specified]
       and the transactions contemplated therein and
       authorize the Directors of the Company to take
       all actions andexecute all documents which
       they deem necessary, required or appropriate,
       in order to implement and validate anything
       related to the Second Supplemental Godalming
       Tenancy Agreement




--------------------------------------------------------------------------------------------------------------------------
 YUE YUEN INDL HLDGS LTD                                                                     Agenda Number:  701802832
--------------------------------------------------------------------------------------------------------------------------
        Security:  G98803144
    Meeting Type:  AGM
    Meeting Date:  27-Feb-2009
          Ticker:
            ISIN:  BMG988031446
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR AGAINST" ONLY FOR ALL RESOLUTIONS
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 30 SEP 2008

2.     Declare a final dividend of HKD 0.55 per share            Mgmt          For                            For
       for the YE 30 SEP 2008

3.i    Re-elect Mr. Lu Chin Chu as a Director                    Mgmt          Against                        Against

3.ii   Re-elect Mr. Kung Sung Yen as a Director                  Mgmt          Against                        Against

3.iii  Re-elect Mr. Li I Nan, Steve as a Director                Mgmt          For                            For

3.iv   Re-elect Mr. So Kwan Lok as a Director                    Mgmt          Against                        Against

3.v    Re-elect Mr. Leung Yee Sik as a Director                  Mgmt          For                            For

3.vi   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Appoint the Auditors and authorize the Board              Mgmt          Against                        Against
       of Directors to fix their remuneration

5.a    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options during the relevant
       period, not exceeding 20% of the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Company
       pursuant to the approval in this resolution,
       otherwise than pursuant to a rights issue or
       the exercise of the subscription rights under
       the share option scheme of the Company in issue
       at the close of business on the date of this
       resolution and the said approval shall be limited
       accordingly; [Authority expires at the conclusion
       of the next AGM of the Company]

5.b    Authorize the Directors of the Company to purchase        Mgmt          For                            For
       its own shares during the relevant period,
       subject to and in accordance with all applicable
       laws, not exceeding 10% of the aggregate nominal
       amount of shares capital of the Company in
       issue as at the date of this resolution and
       the said approval be limited accordingly; [Authority
       expires at the conclusion of the next AGM of
       the Company]

5.c    Approve, conditional upon the ordinary resolution         Mgmt          For                            For
       designated B, the aggregate nominal amount
       of the number of shares in the capital of the
       Company which are repurchased by the Company
       under the authority granted to the Directors
       of the Company as mentioned in that resolution
       shall be added to the aggregate nominal amount
       of share capital of the Company that may be
       allotted or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to the ordinary resolution designated
       A

5.d    Approve, conditional on the Listing Committee             Mgmt          For                            For
       of The Stock Exchange of Hong Kong Limited
       granting the approval of the listing of, and
       permission to deal in, the shares in the capital
       of the Company [the Shares which may fall to
       be issued pursuant to the Share Option Scheme
       [a copy of which is produced to the meeting
       marked C and signed by the Chairman of this
       meeting for the purpose of identification]
       [the Share Option Scheme], the Share Option
       Scheme; and authorize the Directors of the
       Company to grant options and to allot, issue
       and deal with the Shares pursuant to the exercise
       of any option granted thereunder and to take
       such steps and do such acts and to enter into
       such transactions, arrangements and agreements
       as may be necessary or expedient in order to
       give full effect to the Share Option Scheme

S.6    Amend the existing Bye-Laws of the Company by             Mgmt          For                            For
       inserting the specified words in existing Bye-Law
       1 and by deleting Bye-Law 59(1) in its entirety
       and substituting it with the specified Bye-Law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ZODIAC SA                                                                                   Agenda Number:  701784058
--------------------------------------------------------------------------------------------------------------------------
        Security:  F98947108
    Meeting Type:  MIX
    Meeting Date:  12-Jan-2009
          Ticker:
            ISIN:  FR0000125684
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Receive the reports of the Executive Committee            Mgmt          Abstain                        Against
       and Supervisory Board and the Auditors and
       approve the Company's financial statements
       for the YE 31 AUG 2008, as presented, earnings
       for the FY: EUR 565,063,903.00 the shareholders'
       meeting notes that there have been no expenses
       and charges that were not tax deductible, and
       grant permanent discharge to the Executive
       Committee and Supervisory Board for the performance
       of their duties during the said FY

O.2    Receive the reports of the Executive Committee            Mgmt          Abstain                        Against
       and Supervisory Board and the Auditors and
       approve the consolidated financial statements
       for the said FY, in the form presented to the
       meeting, net consolidated earnings for the
       FY: EUR 511,346,000.00 and grant permanent
       discharge to the Executive Committee and Supervisory
       Board for the performance of their duties during
       the said FY

O.3    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and Supervisory Board and resolves
       that the income for the FY be appropriated
       as follows: income for the FY: EUR 565,063,903.00,
       legal reserve: EUR 1,693.00, previous retained
       earnings: EUR 15,080,846.00, distributable
       income: EUR 580,143,056.00, dividends: EUR
       55,667,704.00 and retained earnings: EUR 524,475,352.00
       the shareholders will receive a net dividend
       of EUR 1.00 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code; this dividend will be paid on 19 JAN
       2009 at the latest, in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account; as required By-Law, it is reminded
       that, for the last 3 FY's, the dividends paid,
       were as follows: EUR 1.00 for FY 2007, EUR
       0.86 for FY 2006, EUR 0.75 for FY 2005

O.4    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements Governed by Article L.225.86 of
       the French Commercial Code and approve the
       said report and the agreements referred to
       therein

O.5    Authorize the Executive Committee to buy back             Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       number of shares to be acquired: 10% of the
       share capital, maximum funds invested in the
       share buybacks: EUR 200,000,000.00; [Authority
       expires at the end of 18 month period]; and
       to take all necessary measures and accomplish
       all necessary formalities, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 08
       JAN 2008 in its Resolution 6

O.6    Approve to renew the appointment of Mr. Edmond            Mgmt          For                            For
       Marchegay as a Member of the Supervisory Board
       for a 1 year period

O.7    Approve to renew the appointment of Mr. Robert            Mgmt          Against                        Against
       Marechal as a Member of the Supervisory Board
       for a 3 year period

O.8    Approve to renew the appointment of Mr. Marc              Mgmt          Against                        Against
       Schelcher as a Member of the Supervisory Board
       for a 2 year period

O.9    Approve to renew the appointment of Mr. La Financiere     Mgmt          Against                        Against
       Du Cedre as a Member of the Supervisory Board
       for a 6 year period

E.10   Approve to change the Company's Corporate name            Mgmt          For                            For
       and amend Article 2 of the By-Laws as follows:
       Article 2 [Corporate name] the Corporate name
       is Zodiac Aerospace

E.11   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on one or more occasions
       and at its sole discretion, by cancelling all
       or part of the shares held by the Company in
       connection with a stock repurchase plan, up
       to a maximum of 10% of the share capital over
       a 24 month period; [Authority expires at the
       end of 18 month period]; and to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 08 JAN 2008 in its
       Resolution 9

E.12   Authorize the Executive Committee, to increase            Mgmt          For                            For
       the capital, on one or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       5,000,000.00, by issuance, with preferred subscription
       rights maintained, of shares or securities,
       this amount is common to the Resolutions 12,
       14 and 15, the maximum nominal amount of debt
       securities which may be issued shall not exceed
       EUR 150,000,000.00; [Authority expires at the
       end of 26 month period]; and to take all necessary
       measures and accomplish all necessary formalities,
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 18 DEC 2006 in its
       Resolution 10

E.13   Authorize the Executive Committee, to increase            Mgmt          For                            For
       the share capital, in one or more occasions
       and at its sole discretion, by a maximum nominal
       amount of EUR 5,000,000.00, by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       By-Law and under the By-Laws, by issuing bonus
       shares or raising the par value of existing
       shares, or by a combination of these methods,
       this amount shall count against the overall
       value set forth in Resolution 12; [Authority
       expires at the end of 26 month period]; and
       to take all necessary measures and accomplish
       all necessary formalities, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 18
       DEC 2006 in its Resolution 10

E.14   Authorize the Executive Committee, to increase            Mgmt          Against                        Against
       the capital, on one or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       5,000,000.00, by issuance of shares or securities,
       this amount shall count against the overall
       value set forth in Resolution 12, the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 150,0 00,000.00,
       this amount shall count against the overall
       value set forth in Resolution 12; [Authority
       expires at the end of 26 month period]; and
       approve to cancel the shareholders' preferential
       subscription rights, and authorize the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities, this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 18 DEC 2006 in its Resolution 11

E.15   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate Officers of the Company who are
       Members of a Company savings plan; [Authority
       expires at the end of 26 month period]; and
       for a nominal amount that shall not exceed
       EUR 300,00 0.00; approve to cancel the shareholders'
       preferential subscription rights; and authorize
       the Executive Committee to take all necessary
       measures and accomplish all necessary formalities

E.16   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By-Law



PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
--------------------------------------------------------------------------------------------------------------------------
 A-TEC INDUSTRIES AG                                                                         Agenda Number:  701959857
--------------------------------------------------------------------------------------------------------------------------
        Security:  A9898H107
    Meeting Type:  OGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  AT00000ATEC9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 570047 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the annual statement of accounts for              Mgmt          No Action
       the Company and the Corporate Group INCL report
       of Board of Directors and the Supervisory Board

2.     Approve the appropriation of net profits                  Mgmt          No Action

3.     Approve the activities undertaken by the Board            Mgmt          No Action
       of Directors and the Supervisory Board

4.     Approve the remuneration for the Supervisory              Mgmt          No Action
       Board

5.     Elect the Balance Sheet Auditor and the Group             Mgmt          No Action
       Auditor

6.     Elect the Supervisory Board                               Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 A/S DAMPSKIBSSELSKABET TORM                                                                 Agenda Number:  701775718
--------------------------------------------------------------------------------------------------------------------------
        Security:  K1998G104
    Meeting Type:  EGM
    Meeting Date:  16-Dec-2008
          Ticker:
            ISIN:  DK0060082915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.a    Authorize the Board of Directors pursuant to              Mgmt          For                            For
       Section 109a of the Danish Companies Act to
       distribute interim dividend and to add a new
       Section 3.8 of the Company's Articles of Association,
       as specified

1.b    Authorize the Board of Directors [with a right            Mgmt          For                            For
       of substitution] to apply for registration
       of the resolutions passed and to make any such
       amendments thereto as may be required or requested
       by the Danish Commerce and Companies Agency,
       OMX Nordic Exchange Copenhagen A/S or any other
       authority as a condition for registration or
       approval




--------------------------------------------------------------------------------------------------------------------------
 AALBERTS INDUSTRIES NV, LANGBROEK                                                           Agenda Number:  701854689
--------------------------------------------------------------------------------------------------------------------------
        Security:  N00089271
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2009
          Ticker:
            ISIN:  NL0000852564
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 30 MAR 2009. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Receive the annual report for the 2008 FY                 Non-Voting    No vote

3.     Adopt the Company only and consolidated financial         Mgmt          No Action
       statements for the 2008 FY

4.     Adopt the reserve and dividend policy                     Mgmt          No Action

5.     Approve the dividend for 2008 at EUR 0.28 in              Mgmt          No Action
       cash per ordinary share with a nominal value
       of EUR 0.25 or, at the shareholder's discretion,
       paid out in ordinary shares chargeable to the
       tax exempt share premium account or to the
       unappropriated profit

6.     Grant discharge to the Members of the Executive           Mgmt          No Action
       Board for the policy pursued in the 2008 FY

7.     Grant discharge to the Members of the Supervisory         Mgmt          No Action
       Board for the supervision exercised on the
       policy pursued in the 2008 FY

8.A    Appoint Mr. J. Eijgendaal to the Executive Board          Mgmt          No Action
       with effect from 21 APR 2009

8.B    Appoint Mr. W.A. Pelsma to the Executive Board            Mgmt          No Action
       with effect from 21 APR 2009

9.     Appoint Mr. A.B. Van Luyk to the Supervisory              Mgmt          No Action
       Board

10.    Approve the remuneration of the Supervisory               Mgmt          No Action
       Board for the individual Members of the Supervisory
       Board the remuneration remains the same for
       the year 2009, specifically the amount of EUR
       40,000 for each Member and EUR 50,000 for its
       Chairman and asks the general meeting of shareholders
       to set the remuneration in accordance with
       Article 10.1 of the Regulations of the Supervisory
       Board in line with this proposal

11.    Grant authority to issue shares and grant rights          Mgmt          No Action
       to purchase shares

12.    Grant authority to the limit and exclude pre-emptive      Mgmt          No Action
       right

13.    Grant authority to buy shares in accordance               Mgmt          No Action
       with the provisions of Article 7.3 of the Articles
       of Association, it is requested that the Executive
       Board be authorized for a period of 18 months,
       until 20 OCT 2010 therefore, to buy in the
       Company's own shares, for consideration, to
       a maximum of 10% of the outstanding share capital;
       pursuant to the authorization the Company will
       be able to acquire ordinary shares via all
       agreements, including market and private transactions,
       for a price no higher than 110% of the price
       at which the shares are traded on the market
       during the 5 trading days prior to the day
       of purchase according to the Daily Official
       List of Euronext Amsterdam

14.    Approve, that these shares now be formally withdrawn      Mgmt          No Action
       and that the total outstanding share capital
       be thus reduced by EUR 1,350,000

15.A   Amend the Articles of Association                         Mgmt          No Action

15.B   Grant authority to every Member of the Executive          Mgmt          No Action
       Board of the Company, as well as every Civil-law
       notary or candidate Civil-law notary and Notarial
       Paralegal of the Stibbe firm in Amsterdam,
       to apply for the ministerial declaration of
       no objection as well as to sign the deed amending
       the Articles of Association and undertake any
       other actions deemed useful or necessary in
       the opinion of the authorized party

16.    Re-appoint the accounting firm "PricewaterhouseCoopers    Mgmt          No Action
       Accountants N.V." as the Auditor for the year
       2009

17.    Approve the possibility of providing information          Mgmt          No Action
       to shareholders electronically; pursuant to
       the legal amendment implementing the European
       transparency directive as reported above, Article
       5:25k Paragraph 5a of the Financial Supervision
       Act stipulates that an issuing authority may
       only send information to shareholders electronically
       if the general meeting has consented to this

18.    Other business                                            Non-Voting    No vote

19.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AAREAL BANK AG, WIESBADEN                                                                   Agenda Number:  701869173
--------------------------------------------------------------------------------------------------------------------------
        Security:  D00379111
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  DE0005408116
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 16 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements, the group annual report and the
       reports pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution of the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 4,000,000 as follows: EUR 4,000,000
       shall be allocated to the other revenue reserves

3.     Ratification of the acts of the Board of the              Mgmt          For                            For
       Managing Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Frankfurt

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares for trading purposes the Company shall
       be authorized to acquired own shares, at a
       price not deviating more than 10% from the
       market price of the shares, on or before 06
       NOV 2010; the trading portfolio of shares acquired
       for such purpose shall not exceed 5% of the
       share capital at the end of any given day

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       06 NOV 2010; the Board of Managing Directors
       shall be authorized to sell the shares on the
       Stock Exchange or to offer them to all shareholders,
       to dispose of the shares in a manner other
       than the Stock Exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions or for satisfying conversion or
       option rights, to offer the shares to holders
       of conversion or rights and to retire the shares

8.     Amendment to Section 9(5) of the Articles of              Mgmt          For                            For
       Association, as follows: each member of the
       Supervisory Board shall receive a fixed annual
       remuneration of EUR 20,000, the Chairman shall
       receive twice, and the Deputy Chairman 1 and
       a half times, this amount; furthermore, each
       Committee Member [except members of the nomination
       committee and the urgency Committee] shall
       receive an additional fixed annual remuneration
       of EUR 10,000; Committee Chairmen EUR 20,0
       00

9.     Amendment to Section 18(1)3 of the Article of             Mgmt          For                            For
       Association in respect of the increase of share
       capital against contributions requiring a majority
       of not less than three fourths of the share
       capital represented at the passing of the resolution

10.    Amendments to the Articles of Association in              Mgmt          For                            For
       accordance with the Law on the implementation
       of the shareholder Rights Directive [ARUG],
       as follows: Section 15(1), in respect of the
       convocation of the shareholders meeting being
       published pursuant to the statutory regulations
       Section 15(2), in respect of shareholders being
       entitled to participate and vote at the shareholders
       meeting if they register with the Company by
       the sixth day prior to the meeting and provide
       evidence of their shareholding Section 15(3),
       in respect of the day of the shareholders meeting
       not being included in the calculation of the
       various deadlines for the shareholders meeting
       Section 16(2), in respect of proxy-voting instructions
       being issued/withdrawn in written form Section
       19(2), in respect of the Board of Managing
       Directors being authorized to allow the audiovisual
       transmission of the shareholders meeting




--------------------------------------------------------------------------------------------------------------------------
 AARHUSKARLSHAMN AB, KARLSHAMN                                                               Agenda Number:  701909648
--------------------------------------------------------------------------------------------------------------------------
        Security:  W9609T107
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  SE0001493776
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN         Non-Voting    No vote
       ACCEPT ABSTAIN AS A VALID VOTE OPTION. THANK
       YOU.

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Elect Mr. Melker Schorling as a Chairman of               Non-Voting    No vote
       the meeting

3.     Approve the voting list                                   Non-Voting    No vote

4.     Approve the agenda                                        Non-Voting    No vote

5.     Approve the nomination of 2 persons to verify             Non-Voting    No vote
       the minutes of the meeting

6.     Approve the determination of whether the AGM              Non-Voting    No vote
       has been properly convened

7.     Receive report by the Managing Director                   Non-Voting    No vote

8.     Approve the annual report, the Auditor's report           Non-Voting    No vote
       and the consolidated financial statements and
       the group Auditor's report for the FY 2008

9.a    Adopt the income statement and the balance sheet          Mgmt          For                            For
       and the consolidated income statement and the
       consolidated balance sheet, as per 31 DEC 2008

9.b    Approve the dividend of SEK 4.00 per share for            Mgmt          For                            For
       the FY 2008; 25 MAY 2009 Monday as the record
       day for the dividend, and in accordance with
       the proposal, the dividend is expected to be
       distributed by Euroclear Sweden AB on Thursday
       28 MAY 2009

9.c    Grant discharge from liability of the Board               Mgmt          For                            For
       of Directors and the Managing Director

10.    Approve the number of Directors of the Board              Mgmt          For                            For
       to be at 10 without any Deputy Director

11.    Approve to determine the total fee payable to             Mgmt          For                            For
       the Board of Directors shall be SEK 2,650,000
       (including remuneration for Committee Work)
       to be distributed among the directors as follows:
       SEK 400,000 to the Chairman, SEK 300,000 to
       the Deputy Chairman and SEK 200,000 to each
       of the other Directors elected at a general
       meeting and not employed by the Company; remuneration
       for Committee Work shall be payable as follows:
       SEK 200,000 to the Chairman of the Audit Committee
       and SEK 100,000 to each of the other members
       of the Audit Committee, SEK 100,000 to the
       Chairman of the Remuneration Committee and
       SEK 50,000 to each of the other members of
       the Remuneration Committee

12.    Re-elect Messrs. Melker Schorling, Carl Bek-Nielsen,      Mgmt          For                            For
       Martin Bek-Nielsen, John Goodwin, Mikael Ekdahl,
       Ebbe Simonsen, Marit Beckeman, Jerker Hartwall,
       Ulrik Svensson and Anders Davidsson as the
       Board Members; Melker Sch rling as Chairman
       of the Board and Carl Bek-Nielsen as Deputy
       Chairman of the Board; and the accounting firm
       Ohrlings Pricewaterhouse-Coopers AB, with authorised
       public accountant Anders Lundin as Auditor
       in charge, for a period of mandate of four
       years, consequently up to and including the
       AGM 2013; it was further resolved that the
       Auditor should be remunerated in accordance
       with agreement during the said term of office

13.    Approve the proposal regarding the Nomination             Mgmt          For                            For
       Committee as specified

14.    Approve the proposal regarding guidelines for             Mgmt          For                            For
       remuneration of Senior Executives as specified

15.    Approve the proposal regarding reduction of               Mgmt          For                            For
       the share capital in connection with cancellation
       of shares as specified

16.    Approve the resolution regarding conditional              Mgmt          For                            For
       amendment of the Articles of Association as
       specified

17.    Closing of the AGM                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ABACUS PROPERTY GROUP                                                                       Agenda Number:  701732667
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0015N104
    Meeting Type:  AGM
    Meeting Date:  14-Nov-2008
          Ticker:
            ISIN:  AU000000ABP9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report, Directors'           Non-Voting    No vote
       report and Auditor's report of the Abacus Property
       Group and its controlled entities for the YE
       30 JUN 2008

       PLEASE NOTE THAT THE BELOW RESOLUTION ARE FOR             Non-Voting    No vote
       EACH COMPANY AND EACH TRUST. THANK YOU.

2.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       EACH COMPANY. THANK YOU.

3.1    Re-elect Mr. John Thame as a Director of Abacus           Mgmt          For                            For
       Group Holdings Limited and Abacus Group Projects
       Limited

3.2    Re-elect Mr. David Bastian as a Director of               Mgmt          For                            For
       Abacus Group Holdings Limited and Abacus Group
       Projects Limited

       PLEASE NOTE THAT THE BELOW RESOLUTION ARE FOR             Non-Voting    No vote
       EACH COMPANY AND EACH TRUST. THANK YOU.

4.     Approve to grant the 785,714 performance rights           Mgmt          For                            For
       to Mr. Frank Wolf, Managing Director, in accordance
       with the provisions of the Abacus Property
       Group Executive Performance Award Plan

       PLEASE NOTE THAT THE BELOW RESOLUTION ARE FOR             Non-Voting    No vote
       EACH COMPANY AND EACH TRUST. THANK YOU.

5.     Approve to grant the 214,285 Performance Rights           Mgmt          For                            For
       to Mr. Len Lloyd, Executive Director, in accordance
       with the provisions of the Abacus Property
       Group Executive Performance Award Plan

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       ABACUS GROUP HOLDINGS LIMITED. THANK YOU.

6.     Approve the Execution by Abacus Group Holdings            Mgmt          For                            For
       Limited of a Deed of Indemnity, access and
       insurance to indemnify Directors and other
       Officers of Abacus Property Group in relation
       to their performance of their role as Officers
       of the Group in the form as specified

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       SECURITY HOLDERS (AS SECURITY HOLDERS OF ABACUS
       TRUST). THANK YOU.

S.7    Amend the Constitution of Abacus Trust as specified       Mgmt          For                            For

S.8    Amend the Constitution of Abacus Income Trust             Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 ABB GRAIN LTD                                                                               Agenda Number:  701803810
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0010P104
    Meeting Type:  AGM
    Meeting Date:  25-Feb-2009
          Ticker:
            ISIN:  AU000000ABB9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To discuss the Company's financial report and             Non-Voting    No vote
       reports of the Directors and the Auditors in
       respect of the FYE 30 SEP 2008

2.     Re-elect Mr. Max Venning as a Director, who               Mgmt          For                            For
       retires in accordance with the Constitution

3.     Re-elect Mr. Ross Johns as a Director, who retires        Mgmt          For                            For
       in accordance with the Constitution

4.     Re-elect Mr. Paul Daniel as a Director, who               Mgmt          For                            For
       retires in accordance with the Constitution

5.     Adopt the remuneration report for the FYE 30              Mgmt          Against                        Against
       SEP 2008

6.     Approve to increase the maximum aggregate remuneration    Mgmt          For                            For
       payable out of the funds of the Company to
       the Non-Executive Directors of the Company
       for their services as the Directors for the
       purposes of the Article 10.6(a) of the Constitution
       from AUD 1,000,000 to AUD 1,500,000

S.7    Amend the Company's Constitution by replacing             Mgmt          For                            For
       "10" in Article 10.1 with "11" with effect
       from the conclusion of the AGM

S.8    Amend the Company's Constitution by inserting             Mgmt          For                            For
       the Article 6A as specified forms part with
       effect from the conclusion of the AGM

9.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.4 and for all other purposes, the issue of
       20,500,000 ordinary shares in the capital of
       the Company, to the persons and on the terms
       as specified




--------------------------------------------------------------------------------------------------------------------------
 ABC-MART,INC.                                                                               Agenda Number:  701954869
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00056101
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3152740001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ABENGOA SA, SEVILLA                                                                         Agenda Number:  701854362
--------------------------------------------------------------------------------------------------------------------------
        Security:  E0002V179
    Meeting Type:  OGM
    Meeting Date:  04-Apr-2009
          Ticker:
            ISIN:  ES0105200416
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 539901 DUE TO RECEIPT OF NAMES OF DIRECTORS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       05 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve individual and consolidated financial             Mgmt          For                            For
       statements for FY 2008 and discharge the Directors

2.     Approve the allocation of Income for the YE               Mgmt          For                            For
       31 DEC 2008

3.1    Re-elect Mr. Felipe Benjumea Llorente as a Director       Mgmt          Against                        Against
       for a 4 year term

3.2    Re-elect Mr. Javier Benjumea Llorente as a Director       Mgmt          Against                        Against
       for a 4 year term

3.3    Re-elect Mr. Jose Luis Aya Abaurre as a Director          Mgmt          Against                        Against
       for a 4 year term

3.4    Re-elect Mr. Jose Joaquin Abaurre Llorente as             Mgmt          Against                        Against
       a Director for a 4 year term

3.5    Re-elect Mr. Miguel Angel Jimenez Velasco Mazario         Mgmt          Against                        Against
       as a Director for a 4 year term

3.6    Re-elect Mr. Daniel Villalba Vila as a Director           Mgmt          For                            For
       for a 4 year term

3.7    Re-elect Mr. Carlos Sebastian Gascon as a Director        Mgmt          For                            For
       for a 4year term

4.     Re-appoint External Auditors for Individual               Mgmt          For                            For
       and Consolidated Accounts for a 3 year term

5.     Approve the remuneration report and Present               Mgmt          Against                        Against
       Management Report as per Article 116 BIS

6.     Authorize Issuance of Equity or Equity-Linked             Mgmt          For                            For
       Securities in Accordance with Articles 153.1]b
       and 159.2 without preemptive rights

7.     Grant authority to issuance of convertible and            Mgmt          For                            For
       non-convertible bonds/debentures and/or debt
       Securities with possibility of partial or full
       exclusion of preemptive rights void previous
       authorization

8.     Authorize repurchase of shares                            Mgmt          For                            For

9.     Authorize the Board to ratify and execute approved        Mgmt          For                            For
       resolutions

10.    Approve the minutes of meeting                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN ASSET MANAGEMENT PLC, ABERDEEN                                                     Agenda Number:  701789844
--------------------------------------------------------------------------------------------------------------------------
        Security:  G00434111
    Meeting Type:  AGM
    Meeting Date:  22-Jan-2009
          Ticker:
            ISIN:  GB0000031285
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and accounts for            Mgmt          For                            For
       the YE 30 SEP 2008 together with the Auditors'
       report thereon

2.     Declare a final dividend of 3.0 pence per share           Mgmt          For                            For

3.     Re-appoint KPMG Audit Plc as the Auditors and             Mgmt          For                            For
       authorize the Directors to agree their remuneration

4.     Re-elect Mr. M.J. Gilbert as a Director who               Mgmt          For                            For
       retires by rotation

5.     Re-elect Mr. A.A. Laing as a Director who retires         Mgmt          For                            For
       by rotation

6.     Approve the remuneration report                           Mgmt          For                            For

7.     Grant authority to the Section 80 pursuant to             Mgmt          For                            For
       the Companies Act 1985

S.8    Approve to disapply Section 89(1) pursuant to             Mgmt          For                            For
       the Companies Act 1985

S.9    Grant authority to the Section 166 pursuant               Mgmt          For                            For
       to the Companies Act 1985

S.10   Authorize the Company to make political donations         Mgmt          For                            For
       and incur political expenditure




--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN ASSET MANAGEMENT PLC, ABERDEEN                                                     Agenda Number:  701869616
--------------------------------------------------------------------------------------------------------------------------
        Security:  G00434111
    Meeting Type:  OGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  GB0000031285
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve that the proposed acquisitions by the             Mgmt          For                            For
       Company[the Acquisitions] of: i) those contracts
       of and business carried on by Credit Suisse[or
       member of the Credit Suisse group of Companies]
       comprising part of its worldwide traditional
       asset management business; ii) Credit Suisse
       Asset Management [Australia] Limited, Credit
       Suisse Asset Management[Hong Kong] Limited,
       Credit Suisse Asset Management Limited, Credit
       Suisse Asset Management[Singapore] Limited,
       Credit Suisse Pooled Pensions Limited, in each
       case upon the term and subject to the conditions
       stated in the sale and purchase agreement dated
       31 DEC 2008 [the Acquisition Agreement] between:
       1) Aberdeen Asset Management PLC[for itself
       and on behalf of its nominees] and 2) Credit
       Suisse[for itself and on behalf of its nominees][the
       Vendor][as specified] as specified and authorize
       the Board of Directors of the Company to waive,
       amend, revise, vary or extend any of the terms
       and conditions on which such acquisitions is
       made as they may in their absolute think fit[provided
       any such waivers, amendments, revisions, variations
       or extensions are not of a material nature]
       and to take such steps on behalf of the Company
       as may be reasonably or desirable to complete
       and effect the acquisition by the Company pursuant
       to the Acquisition Agreement

2.     Approve, subject to and conditional upon the              Mgmt          For                            For
       passing of the Resolution 1, to increase the
       authorized share capital of the Company from
       GBP 108,000,000 to GBP 208,000,000 by the creation
       of 1 billion ordinary shares of 10 pence each,
       each having the rights and restrictions as
       specified in the Articles of Association of
       the Company

3.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and conditional upon the passing of Resolutions
       No. 1 and 2, for the purpose of Section 80
       of the Companies Act 1985 [as amended] [the
       Act] to exercise all powers conferred pursuant
       to Articles 12.2.2 of the Company's Articles
       of Association [Articles], to allot relevant
       securities up to an aggregate nominal amount
       of GBP 24 million to Credit Suisse [or its
       nominees] pursuant to the Acquisition Agreement;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 15 months],
       but subject to Article 12.2.3 of the Articles

4.     Approve and adopt the Rules of the Aberdeen               Mgmt          For                            For
       Asset Management PLC Deferred Share Plan 2009
       as specified; authorize the Directors of the
       Company to do all such acts and things necessary
       or desirable to establish and carry the Aberdeen
       Asset Management PLC Deferred Share Plan 2009
       into effect including the establishment of
       one or more other Schemes which are based on
       the Aberdeen Asset Management PLC Deferred
       Share Plan 2009 and are not materially different
       from the Aberdeen Asset Management PLC Deferred
       Share Plan 2009 but which are modified to take
       account of local tax, exchange or securities
       laws in overseas territories provided always
       that any shares made available under such further
       Schemes or Plans are treated as counting against
       any limits on individual or overall participation
       in the Aberdeen Asset Management PLC Deferred
       Share Plan 2009

5.     Approve that the rules of the existing Deferred           Mgmt          For                            For
       Share Plan as specified, and to allow for awards
       made there under to be satisfied with new issue
       and treasury shares together with any other
       Scheme established and based on the existing
       Deferred Share Award Plan but which are modified
       to take account of local tax exchange or securities
       laws in overseas territories provided that
       shares made available under such Schemes are
       treated as counting towards any limits on individual
       or overall participation in the existing Deferred
       Share Award Plan; and authorize the Directors
       of the Company to do all such acts and things
       necessary or desirable to give effect to the
       amendments contained therein

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and conditional upon the passing of Resolution
       2 and in addition to and authority set in the
       Resolution No. 3, in substitution for any existing
       authority, for purpose of Section 80 of the
       Companies Act 1985 [Act] to exercise all powers
       conferred pursuant to Article 12.2.1 of the
       Company's Articles of Association [Articles],
       to allot relevant securities: i) up to an aggregate
       nominal amount of GBP 41,986,244.90; ii) in
       connection with a rights issue [as specified
       in Article 12.2.4(a)] made by means of the
       issue of a renounaceable letter [or other negotiable
       documents] which may be traded [as nil paid
       rights] for a period before payment for the
       securities is due up to an aggregate nominal
       amount of GBP 33,429,254.10; and [Authority
       expires at the conclusion of the next AGM of
       the Company in 2010 but subject to Article
       12.2.3 of the Articles]

S.7    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and conditional upon the passing of Resolution
       6 and in substitution for all existing authority,
       to allot equity securities pursuant to Article
       12.2.2 of the Companies Articles of Association
       [Articles] as specified in Section 94(2) to
       Section 94(3A) of the Companies Act 1985 [as
       amended] and the Section 89 amount for the
       purpose of that Article shall be GBP 50,143,881.10;
       and [Authority expires at the conclusion of
       the AGM of the Company in 2010 but subject
       to Article 12.2.3 of the Articles]




--------------------------------------------------------------------------------------------------------------------------
 ABG SUNDAL COLLIER HOLDING ASA, OSLO                                                        Agenda Number:  701888818
--------------------------------------------------------------------------------------------------------------------------
        Security:  R00006107
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  NO0003021909
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting by the Chairman of the             Non-Voting    No vote
       Board and registration of attending shareholders

2.     Elect the Chairman of the meeting and at least            Mgmt          For                            For
       1 person to co-sign the minutes with the Chairman

3.     Approve the notice of meeting and agenda                  Mgmt          For                            For

4.     Approve the annual financial statement and the            Mgmt          For                            For
       annual report for 2008

5.     Approve the payment to shareholders and the               Mgmt          For                            For
       Board proposes that the general meeting resolves
       a payment of NOK 0.50 per share as a repayment
       of Share Premium Fund to shareholders as per
       30 APR 2009

6.     Approve the Auditor's remuneration                        Mgmt          For                            For

7.     Approve the remuneration for the Members of               Mgmt          For                            For
       the Board of Directors and the Nomination Committee

8.     Approve the declaration of principles for the             Mgmt          Against                        Against
       Company's Remuneration Policy towards Top Management

9.     Elect the Members to the Nomination Committee             Mgmt          For                            For

10.    Elect the Board Member(s)                                 Mgmt          Abstain                        Against

11.    Approve the reduction of the Company's Share              Mgmt          For                            For
       Premium Fund as specified

12.    Grant authority to purchase own shares                    Mgmt          For                            For

13.    Grant authority to issue new shares                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ACCORDIA GOLF CO.,LTD.                                                                      Agenda Number:  702000807
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00075101
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3108450002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights




--------------------------------------------------------------------------------------------------------------------------
 ACEA SPA, ROMA                                                                              Agenda Number:  701897261
--------------------------------------------------------------------------------------------------------------------------
        Security:  T0040K106
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  IT0001207098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       07 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 553435 DUE TO RECEIPT OF ADDITION OF RESOLUTION.ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

E.1    Approve the adjustment of Corporate By-laws,              Mgmt          No Action
       and amend Article 15 [Title IV Administration]
       and 22 [Title V Board of Auditors], related
       and consequential resolutions

O.1    Approve the financial statement as of 31 DEC              Mgmt          No Action
       2008, consolidated financial statement at 31
       DEC 2008, the Board of Directors, the Auditors
       and the Audit firm, any adjournment thereof

O.2    Approve to allocate the profits and dividend              Mgmt          No Action
       distribution

O.3    Appoint a Director                                        Mgmt          No Action

O.4    Approve the abandonment of the action of liability        Mgmt          No Action
       for a Director




--------------------------------------------------------------------------------------------------------------------------
 ACEGAS-APS, TRIESTE                                                                         Agenda Number:  701874073
--------------------------------------------------------------------------------------------------------------------------
        Security:  T0040T107
    Meeting Type:  MIX
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  IT0003066146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2009 AT 10:30. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS

O.1    Approve the balance sheet as of 31 Dec 2008;              Mgmt          No Action
       Board of Director's report on the management
       activity and internal auditors report resolutions
       related there to

O.2    Appoint 2 Directors resigned and related integration      Mgmt          No Action
       of the Board of Directors, resolutions related
       there to

O.3    Amend some Articles 1,2,3,4,5,6 and 7, update             Mgmt          No Action
       of Article 8; amendment and renumbering of
       Articles 9,10,11,12 and 13 of the shareholders
       meeting regulation, resolutions related there
       to

E.1    Amend Article 3,(Object)in compliance with regulations    Mgmt          No Action
       governing the Unbundling, and in particular
       to the provisions of the Act AEEG N. 11/07
       which involves the adoption of Integrated Text
       Unbundling (TIU) containing provisions concerning
       the obligations of administrative (or functional)
       and accounting division for companies operating
       in the electricity and gas sectors, and Article
       11, (Call) in compliance with the provisions
       of Article 154-TER of the Law Decree 58/1998
       concerning the terms of the financial statements
       approval, resolutions related there to




--------------------------------------------------------------------------------------------------------------------------
 ACERGY S A                                                                                  Agenda Number:  701774677
--------------------------------------------------------------------------------------------------------------------------
        Security:  L00306107
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2008
          Ticker:
            ISIN:  LU0075646355
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 520838 DUE TO RECEIPT OF ADDITIONAL RESOLUTION
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the recommendation of the Board of Directors      Mgmt          No Action
       of the Company to increase the number of common
       shares reserved for issuance under the Company's
       2003 Stock Option Plan by 2,400,000 common
       shares of which 501,000 are allocated to the
       French Stock Option Plan, from the current
       6,310,000 common shares to 8,710,000 common
       shares

2.     Approve and adopt the recommendation of the               Mgmt          No Action
       Board of Directors Acergy S.A. 2008 long term
       Incentive Plan

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ACKERMANS & VAN HAAREN NV, WILRIJK                                                          Agenda Number:  701802971
--------------------------------------------------------------------------------------------------------------------------
        Security:  B01165156
    Meeting Type:  EGM
    Meeting Date:  09-Mar-2009
          Ticker:
            ISIN:  BE0003764785
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Special Board report                          Mgmt          No Action

2.     Approve the renewal of the authorization to               Mgmt          No Action
       increase capital in the framework of the authorized
       capital

3.     Approve the renewal of the authorization to               Mgmt          No Action
       repurchase its own shares; and grant authority
       to the alienation

4.     Authorize the Board of Directors for a consolidated       Mgmt          No Action
       text on to the Statute

       PLEASE NOTE THAT THE MEETING HELD ON 19 FEB               Non-Voting    No Action
       2009 HAS BEEN POSTPONED DUE TO INSUFFICIENT
       QUORUM AND THAT THE SECOND CONVOCATION WILL
       BE HELD ON 09 MAR 2009. IF YOU HAVE ALREADY
       SENT YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ACKERMANS & VAN HAAREN NV, WILRIJK                                                          Agenda Number:  701931823
--------------------------------------------------------------------------------------------------------------------------
        Security:  B01165156
    Meeting Type:  OGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  BE0003764785
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Directors report                              Mgmt          No Action

2.     Receive the Auditors report                               Mgmt          No Action

3.     Approve the consolidated financial statements,            Mgmt          No Action
       allocation of income, and dividends of EUR
       1.39 per share

4.     Grant discharge to the Directors                          Mgmt          No Action

5.     Grant discharge to the Auditors                           Mgmt          No Action

6.1    Re-elect Mr. Luc Bertrand as a Director                   Mgmt          No Action

6.2    Re-elect Mr. Alain Dieryck as a Director                  Mgmt          No Action

6.3    Re-elect Mr. Frederic Van Haaren as a Director            Mgmt          No Action

7.     Allow questions                                           Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ACTA HOLDING                                                                                Agenda Number:  701887690
--------------------------------------------------------------------------------------------------------------------------
        Security:  R0388P107
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  NO0003108102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM by the Chairman of Acta Holding        Mgmt          For                            For
       ASA, Mr. Alfred Ydstebo

2.     Elect a person to chair the meeting                       Mgmt          For                            For

3.     Approve the notice and the agenda                         Mgmt          For                            For

4.     Elect a person to co-sign the minutes together            Mgmt          For                            For
       with the Chairman of the meeting

5.     Approve the annual accounts and the Board of              Mgmt          For                            For
       Directors' annual report for the Acta Group
       and Acta Holding ASA for 2008 including the
       distribution of dividend; the Board of Directors
       proposes not to pay dividend for the 2008 FY

6.     Approve the Board of Directors' remuneration              Mgmt          For                            For

7.     Approve the Auditor's remuneration                        Mgmt          For                            For

8.     Elect the Board of Directors as specified                 Mgmt          For                            For

9.     Elect the Election Committee as specified                 Mgmt          For                            For

10.    Approve to determine the salary and other benefits        Mgmt          For                            For
       for Executive Employees

11.    Grant authority to issue shares                           Mgmt          For                            For

12.    Grant authority to acquire Acta shares                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ADEKA CORPORATION                                                                           Agenda Number:  701997617
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0011Q109
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2009
          Ticker:
            ISIN:  JP3114800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ADELAIDE BRIGHTON LTD                                                                       Agenda Number:  701909612
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0109N101
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  AU000000ABC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting    No vote
       and the reports of the Directors and the Auditors
       for the FYE 31 DEC 2008

2.     Elect Mr. R. D. Barro as a Director of the Company,       Mgmt          For                            For
       since the last AGM, and holding office until
       the conclusion of this AGM in accordance with
       the Company's Constitution

3.     Re-elect Mr. L. V. Hosking as a Director of               Mgmt          For                            For
       the Company, who retires by rotation

4.     Re-elect Mr. C. L. Harris as a Director of the            Mgmt          For                            For
       Company, who retires by rotation

5.     Adopt the remuneration report for the FYE 31              Mgmt          For                            For
       DEC 2008




--------------------------------------------------------------------------------------------------------------------------
 ADERANS HOLDINGS COMPANY LIMITED                                                            Agenda Number:  701651780
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00126102
    Meeting Type:  EGM
    Meeting Date:  09-Aug-2008
          Ticker:
            ISIN:  JP3121600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ADERANS HOLDINGS COMPANY LIMITED                                                            Agenda Number:  701933485
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00126102
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3121600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director: Kiyoshi Hayakawa                      Mgmt          Against                        Against

3.2    Appoint a Director: Senkichi Yagi                         Mgmt          Against                        Against

3.3    Appoint a Director: Kunio Ie                              Mgmt          Against                        Against

3.4    Appoint a Director: Shiori Nagata                         Mgmt          Against                        Against

3.5    Appoint a Director: Kenichi Kiso                          Mgmt          Against                        Against

3.6    Appoint a Director: Osamu Yamamoto                        Mgmt          Against                        Against

3.7    Appoint a Director: Genichi Tamatsuka                     Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor: Yoshiko Shirata              Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor: Toru Yasuoka                 Mgmt          Against                        Against

5      Authorize Issuance of Treasury Shares for Cash            Mgmt          Against                        Against
       to Unison Capitals

6.1    Shareholder's Proposal: Appoint Nobuo Watabe              Shr           For                            Against
       to the Board

6.2    Shareholder's Proposal: Appoint Kiyoshi  Hayakawa         Shr           For                            Against
       to the Board

6.3    Shareholder's Proposal: Appoint Shigeru Ishiko            Shr           For                            Against
       to the Board

6.4    Shareholder's Proposal: Appoint Hiroko Wada               Shr           For                            Against
       to the Board

6.5    Shareholder's Proposal: Appoint Hironori Aihara           Shr           For                            Against
       to the Board

6.6    Shareholder's Proposal: Appoint Tadao Otsuki              Shr           For                            Against
       to the Board

6.7    Shareholder's Proposal: Appoint Seitaro Ishii             Shr           For                            Against
       to the Board

6.8    Shareholder's Proposal: Appoint Joshua Schechter          Shr           For                            Against
       to the Board




--------------------------------------------------------------------------------------------------------------------------
 ADMIRAL GROUP                                                                               Agenda Number:  701878487
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0110T106
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  GB00B02J6398
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and audited          Mgmt          For                            For
       accounts

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare the final dividend                                Mgmt          For                            For

4.     Re-elect Mr. Henry Engelhardt [Chief Executive            Mgmt          For                            For
       Officer] as a Director of the Company

5.     Re-elect Mr. Kevin Chldwlck [Finance Director]            Mgmt          For                            For
       as a Director of the Company

6.     Re-elect Mr. Manfred Aldag [Non-Executive Director]       Mgmt          For                            For
       as a Director of the Company

7.     Re-appoint KPMG Audit plc as the Auditors of              Mgmt          For                            For
       the Company

8.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of KPMG Audit plc

9.     Amend the Company's Senior Executive Restricted           Mgmt          For                            For
       Share Plan

10.    Amend the Company's Approved Executive Share              Mgmt          For                            For
       Option Plan

11.    Amend the Company's Non-Approve Executive share           Mgmt          For                            For
       Option Plan

12.    Authorize the Directors to allot relevant securities      Mgmt          For                            For

13.    Approve to dis-apply the statutory pre-emption            Mgmt          For                            For
       rights

14.    Authorize the Company to make market purchases            Mgmt          For                            For

15.    Authorize the Directors to convene a general              Mgmt          Against                        Against
       meeting on not less than 14 days clear notice

16.    Adopt the new Articles of Association                     Mgmt          Against                        Against

17.    Amend the new Article of Association in relation          Mgmt          For                            For
       to Section 28 of the Companies Act 2008




--------------------------------------------------------------------------------------------------------------------------
 AEON CREDIT SERVICE CO.,LTD.                                                                Agenda Number:  701923193
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0021H107
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  JP3131400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

2.10   Appoint a Director                                        Mgmt          Against                        Against

2.11   Appoint a Director                                        Mgmt          Against                        Against

2.12   Appoint a Director                                        Mgmt          Against                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AEON MALL CO.,LTD.                                                                          Agenda Number:  701930263
--------------------------------------------------------------------------------------------------------------------------
        Security:  J10005106
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  JP3131430005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

2.10   Appoint a Director                                        Mgmt          Against                        Against

2.11   Appoint a Director                                        Mgmt          Against                        Against

2.12   Appoint a Director                                        Mgmt          Against                        Against

2.13   Appoint a Director                                        Mgmt          Against                        Against

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AER LINGUS GROUP PLC, DUBLIN                                                                Agenda Number:  701979455
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0125Z105
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  IE00B1CMPN86
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 581063 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the audited financial statements for              Mgmt          For                            For
       the YE 31 DEC 2008 and the reports of the Directors
       and Auditors thereon

2.A    Re-elect Mr. Ivor Fitzpatrick as a Director,              Mgmt          For                            For
       who retires by rotation in accordance with
       Article 90 of the Articles of Association of
       the Company

2.B    Re-elect Ms. Anne Mills as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with Article 90 of
       the Articles of Association of the Company

2.C    Elect Mr. Sean Coyle as a Director, in accordance         Mgmt          For                            For
       with Article 93(x) of the Articles of Association
       of the Company, retires

2.D    Elect Mr. Colm Barrington as a Director, in               Mgmt          For                            For
       accordance with Article 93(x) of the Articles
       of Association of the Company, retires

2.E    Elect Mr. Laurence Crowley as a Director, in              Mgmt          For                            For
       accordance with Article 93(x) of the Articles
       of Association of the Company, retires

3.     Authorize the Directors to fix the Auditors'              Mgmt          Against                        Against
       remuneration for the YE 31 DEC 2009

4.     Authorize the Directors, to allot relevant securities     Mgmt          For                            For
       [within the meaning of Section 20 of the Companies
       Act, 1983] up to an aggregate nominal amount
       of EUR 8,810,249 [176,204,974 shares] [representing
       33% of the nominal value of the issued share
       capital]; [Authority expires the earlier of
       the close of business on the date of the next
       AGM after the passing of this resolution and
       04 SEP 2010]; and the Directors may allot relevant
       securities after the expiry of this authority
       conferred has not expired

S.5    Authorize the Directors, pursuant to Article              Mgmt          For                            For
       8(d) of the Articles of Association and Section
       24 of the Companies (amendment) Act 1983, to
       allot equity securities [as defined by Section
       23 of that Act] for cash pursuant to the authority
       to allot relevant securities conferred on the
       Directors by Resolution 4 and provided further
       that the aggregate nominal value of any shares
       which may be allotted pursuant to Article 8(d)(ii)
       may not exceed 1,334,886 [26,697,723 shares]
       representing 5% of the nominal value of the
       issued share capital; [Authority shall expire
       at the earlier of the close of business on
       the date of the next AGM after the passing
       of this resolution and 04 SEP 2010]; and the
       Directors may allot relevant securities in
       pursuance of such offer or agreement as if
       the authority hereby conferred had not expired

S.6    Authorize the Company and/or any of its subsidiaries      Mgmt          For                            For
       [as defined by Section 155 of the Companies
       Act, 1963] to make market purchases [as defined
       by Section 212 of the Companies Act, 1990]
       of shares of any class of the Company subject
       to the provisions of the Companies Act, 1990,
       of 53,395,447 ordinary shares [representing
       10% of the issued share capital] at a minimum
       price equal to the nominal value thereof and
       the maximum price of an amount equal to 105%
       of the average of the five amounts resulting
       from the specified ones in relation to the
       shares of the same class as the relevant share
       shall be appropriate for each of the 5 business
       days immediately preceding the day on which
       the relevant shares is purchased as determined
       from the information published by or under
       the authority of the Irish Stock Exchange Limited
       reporting the business done on each of those
       5 days: i) if there shall be more than one
       dealing reported for the day, the average of
       the prices at which such dealings took place;
       ii) if there shall be only one dealing reported
       for the day, the price at which such dealing
       took place; or iii) if there shall not be any
       dealing reported for the day, the average of
       the high and low market guide price for that
       day; and if there shall be only a high or a
       low market guide price reported, or if there
       shall not be any market guide price reported,
       for any particular day then that day shall
       not count as one off the said 5 business days
       for the purposes of determining the maximum
       price; if the means of providing the forgoing
       information as to dealings and prices by reference
       to which the maximum price is to be determined
       is altered or is replaced by some other means,
       then a maximum price shall be determined on
       the basis of the equivalent information published
       by the relevant authority in relation to dealings
       on the Irish Stock Exchange Limited or its
       equivalent; [Authority expires the earlier
       of the date of the next AGM of the Company
       or 04 SEP 2010]; and the Company or any such
       subsidiary, before the expiry, may make a contract
       to purchase shares which would or might be
       executed wholly or partly after such expiry
       and may complete any such contract as if the
       authority conferred has not expired

S.7    Approve, subject to the passing of resolution             Mgmt          For                            For
       6, for the purposes of Section 209 of the Companies
       Act, 1990, the re-issue price range of any
       treasury shares, [as defined by the said Section
       209] for the time being held by the Company
       be re-issued off-market be as follows: a) the
       maximum price at which a treasury share be
       re-issued off-market be an amount equal to
       120% of the appropriate price; and b) the minimum
       price at which a treasury share may be re-issued
       off-market shall be nominal value of the share
       where such a share is required to satisfy an
       obligation under an employee share scheme [as
       specified ] operated by the Company or, in
       all other cases, an amount equal to 95% of
       the appropriate price, for the purposes this
       resolution the expression 'appropriate price'
       shall means the average of the 5 months resulting
       from determining whichever as specified below
       in relation to shares of the class of which
       such treasury share is to be reissued shall
       be appropriate in respect of each of the 5
       business days immediately preceding the day
       on which the treasury share is reissued, as
       specified in The Irish Stock Exchange Limited,
       over the previous 5 business days: i) if there
       shall be more than one dealing reported for
       the day, the average of the prices at which
       such dealings took place; or ii) if there shall
       be only one dealing reported for the day, the
       price at which such dealing took place; or
       iii) if there shall not be any dealing reported
       for the day, the average of the high and low
       market guide price for that day, as specified;
       [Authority expires the earlier of the next
       AGM of the Company or 04 SEP 2010]

S.8    Amend Articles 73 (a), 74, 76 and 77 of the               Mgmt          For                            For
       Articles of Association as specified

9.     Approve that, with effect from the implementation         Mgmt          Against                        Against
       into Irish Law of Directive 2007/36/EC of the
       European Parliament and of the Council of 11
       JUL 2007 on the exercise of certain rights
       of shareholders and listed Companies, the provision
       in Article 57(a) allowing for the convening
       of an EGM by at least 14 days notice shall
       continue to be effective

10.    Approve to reduce the remuneration of the Non             Mgmt          Against                        Against
       Executive Chairman from EUR 175,000 to EUR
       35,000

11.    Approve to reduce the remuneration of the Non             Mgmt          Against                        Against
       Executive Directors from EUR 45,000 to EUR
       17,500




--------------------------------------------------------------------------------------------------------------------------
 AFRICA-ISRAEL INVESTMENTS LTD, YEHUD                                                        Agenda Number:  702007394
--------------------------------------------------------------------------------------------------------------------------
        Security:  M02005102
    Meeting Type:  SGM
    Meeting Date:  30-Jun-2009
          Ticker:
            ISIN:  IL0006110121
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Appoint Ms. Zipporah Samet as an External Director        Mgmt          For                            For
       for a statutory 3 year period




--------------------------------------------------------------------------------------------------------------------------
 AGGREKO PLC                                                                                 Agenda Number:  701857813
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0116S102
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  GB0001478998
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       Auditors and adopt the Company's accounts for
       the YE 31 DEC 2008

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2008

3.     Declare a final dividend on the Company's ordinary        Mgmt          For                            For
       shares

4.     Elect Mr. W.F. Caplon as a Director of the Company        Mgmt          For                            For

5.     Elect Mr. R.J.King as a Director of the Company           Mgmt          For                            For

6.     Re-elect Mr. A.G. Cockburn as a Director of               Mgmt          For                            For
       the Company

7.     Re-elect Mr. Pandya as a Director of the Company          Mgmt          For                            For

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next AGM at which accounts
       are laid before the Company and authorize the
       audit committee of the Board to fix their remuneration

9.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 70,000,001.50 to GBP
       92,000,000.10 by the creation of an additional
       109,999,993 ordinary shares of 20p each having
       the rights attached to the ordinary shares
       of 20p each as specified in the Articles of
       Association of the Company and ranking pari
       passu in all respects with the existing ordinary
       shares of 20p each in the capital of the Company

10.    Authorize the Directors of the Company [the               Mgmt          Against                        Against
       'Directors'], to allot relevant securities
       [Section 80 of the Companies Act 1985] up to
       an aggregate nominal amount of GBP 17,985,000;
       provided that [Authority expires at the earlier
       of the conclusion of the next AGM of the Company
       or 30 JUN 2010]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry; and further,
       in substitution for any existing authority,
       to allot equity securities [Section 94 of the
       Companies Act 1985] a) in connection with a
       rights issue in favor of ordinary shareholders;
       b) up to an aggregate nominal amount of GBP17,985,000;
       and c) pursuant to any approved and unapproved
       share option scheme; [Authority expires at
       the earlier of the conclusion of the next AGM
       of the Company or 30 JUN 2010] and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Board of Directors of the Company           Mgmt          For                            For
       [the 'Directors'], pursuant to Section 95 of
       the Companies Act 1985 [the 'Act'] to allot
       equity securities [within the meaning of Section
       94 of the Act] wholly for cash (i) by selling
       equity securities held by the Company as treasury
       shores or (ii) by allotting new equity securities
       pursuant to any authority for the time being
       in force under Section 80 of the Act, as if
       section 89(1) of the Act did not apply to such
       allotment, provided that this power shall be
       limited to: the allotment of equity securities
       for cash in connection with or pursuant to
       rights issue in favour of ordinary shareholders
       on the register of members on such record dates
       as the Directors may determine where equity
       securities respectively attributable to the
       interests of all ordinary shareholders are
       proportionate [as nearly as may be practicable]
       to the respective numbers of ordinary shores
       held by them on any such record date[ subject
       to such exclusions or other arrangements as
       the Directors may deem necessary or expedient
       to deal with treasury shares, fractional entitlements
       or legal or practical problems arising under
       the lows of any overseas territory or the requirements
       of any regulatory body or stock exchange or
       by virtue of shoes being represented by depository
       receipts or any other matter [whatsoever];
       and the allotment [otherwise than pursuant
       to sub-paragraph (a) above] of equity securities
       for cash up to on aggregate nominal value GBP
       2,725,000; [Authority expires at the earlier
       of the conclusion of the next AGM of the Company
       or 30 JUN 2010] and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.12   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       163(3) of the Companies Act 1985, to make market
       purchases of up to 27,250,000 ordinary shares
       of 20p each in the Company, at a minimum price
       of 20p and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days; and any
       ordinary shares so purchased shall be cancelled
       or, if the Directors so determine and subject
       to the provisions of any statutory instruments
       relating to the treasury shares and any applicable
       regulations of the United Kingdom Listing Authorities
       held as treasury shares [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 18 months]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.13   Approve the general meeting of the Company other          Mgmt          Against                        Against
       than an AGM may be called on not less than
       14 clear days' notice, provided that [authority
       expires at the conclusion of the next AGM of
       the Company]




--------------------------------------------------------------------------------------------------------------------------
 AGILE PPTY HLDGS LTD                                                                        Agenda Number:  701928915
--------------------------------------------------------------------------------------------------------------------------
        Security:  G01198103
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  KYG011981035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       NUMBERS "1 TO 6". THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       of the Company and its subsidiaries for the
       YE 31 DEC 2008 together with the Directors'
       report and the Auditor's report thereon

2.i    Re-elect Mr. Chen Zhou Lin as a Director                  Mgmt          Against                        Against

2.ii   Re-elect Ms. Luk Sin Fong, Fion as a Director             Mgmt          Against                        Against

2.iii  Re-elect Dr. Cheng Hon Kwan as a Director                 Mgmt          For                            For

2.iv   Authorize the Remuneration Committee to fix               Mgmt          For                            For
       the remuneration of the Executive Directors

3.     Approve the remuneration of HKD 288,750 to be             Mgmt          For                            For
       paid to each of the Independent Non-Executive
       Directors of the Company for the YE 31 DEC
       2009, provided that such remuneration will
       be paid in proportion to the period of service
       in the case of a Director who has not served
       a complete year

4.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

6.A    Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period, to repurchase shares of
       the Company on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or on any other
       stock exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time, not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this Resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       Laws to be held]

6.B    Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make and grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Company], during
       and after the end of relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to: a) a rights issue; or b) an issue
       of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       c) any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or d) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable Laws to be held]

6.C    Approve, subject to the passing of Resolutions            Mgmt          For                            For
       6.A and 6.B, to extend the aggregate nominal
       amount of share capital that may be allotted
       or agreed conditionally or unconditionally
       to the Directors of the Company, pursuant to
       Resolution 6.B by addition thereto of an amount
       representing the aggregate nominal amount of
       shares of the Company repurchased or otherwise
       acquire by the Company pursuant Resolution
       6.A, not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the passing of this resolution

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AGNICO EAGLE MINES LTD                                                                      Agenda Number:  701876229
--------------------------------------------------------------------------------------------------------------------------
        Security:  008474108
    Meeting Type:  MIX
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  CA0084741085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS 1.1-1.12 AND "2" AND ''IN FAVOR" OR
       "AGAINST" ONLY FOR RESOLUTIONS "3, 4" AND "5".
       THANK YOU.

       Receive the financial statements of Agnico-Eagle          Non-Voting    No vote
       for the YE 31 DEC 2008 and the auditors' report
       on the statements

1.1    Elect Mr. Leanne M. Baker as a Director                   Mgmt          For                            For

1.2    Elect Mr. Douglas R. Beaumont as a Director               Mgmt          For                            For

1.3    Elect Mr. Sean Boyd as a Director                         Mgmt          For                            For

1.4    Elect Mr. Clifford Davis as a Director                    Mgmt          For                            For

1.5    Elect Mr. David Garofalo as a Director                    Mgmt          For                            For

1.6    Elect Mr. Bernard Kraft as a Director                     Mgmt          For                            For

1.7    Elect Mr. Mel Leiderman as a Director                     Mgmt          For                            For

1.8    Elect Mr. James D. Nasso as a Director                    Mgmt          For                            For

1.9    Elect Mr. Merfyn Roberts as a Director                    Mgmt          For                            For

1.10   Elect Mr. Eberhard Scherkus as a Director                 Mgmt          For                            For

1.11   Elect Mr. Howard R. Stockford as a Director               Mgmt          For                            For

1.12   Elect Mr. Pertti Voutilainen as a Director                Mgmt          For                            For

2.     Appoint Ernst & Young LLP as the Auditors of              Mgmt          For                            For
       the Corporation and authorize the Directors
       to fix their remuneration

3.     Amend the Agnico-Eagle's Employee Share Purchase          Mgmt          For                            For
       Plan

4.     Amend the Agnico-Eagle's Stock Option Plan                Mgmt          For                            For

5.     Amend the amended and restated By-Laws of the             Mgmt          For                            For
       Company

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AGRANA BETEILIGUNGS AG, WIEN                                                                Agenda Number:  701641208
--------------------------------------------------------------------------------------------------------------------------
        Security:  A0091P111
    Meeting Type:  AGM
    Meeting Date:  04-Jul-2008
          Ticker:
            ISIN:  AT0000603709
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report, reports of the Managing        Mgmt          For                            For
       and the Supervisory Board for the business
       year 2007/2008

2.     Approve the allocation of the Net Income                  Mgmt          For                            For

3.     Approve the actions of the Board of Directors             Mgmt          For                            For
       and the Supervisory Board for 2007/2008

4.     Approve the statuary allowance for the Supervisory        Mgmt          For                            For
       Board for the year 2007/2008

5.     Elect the Auditor for the 2008/2009                       Mgmt          For                            For

6.     Amend the Company's Charter Paragraph 6                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AGRICULTURAL BANK OF GREECE SA                                                              Agenda Number:  701897754
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1359L102
    Meeting Type:  OGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  GRS414013003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Board of Director's report on the             Mgmt          No Action
       annual financial statements for the FY 2008

2.     Approve the annual financial statements and               Mgmt          No Action
       the Auditor's report for the FY 2008 and the
       distribution of profits

3.     Approve the consolidated annual statements of             Mgmt          No Action
       the Group of Company's and the Auditors' report
       for the FY 2008

4.     Grant discharge to the Members of the Board               Mgmt          No Action
       of Directors and the Auditors from any liability
       for the year 2008

5.     Elect the regular and substitute Certified Auditors       Mgmt          No Action
       for the purpose of the Audit of the Bank's
       financial statements and the consolidated financial
       statements of the Group of Company's for the
       year 2009

6.     Approve the remuneration received by Chairman,            Mgmt          No Action
       Vice Chairman and Members of the Bank's Board
       of Directors for the year 2008 and to determine
       their remuneration for the year 2009

7.     Appoint the Members of the Audit Committee and            Mgmt          No Action
       approve the remuneration received by its Members
       for the year 2008 and determine their remuneration
       for the year 2009

8.     Elect a new Member of the Board of Directors              Mgmt          No Action
       in replacement of a resigned Member

9.     Authorize the Members of the Board of Directors'          Mgmt          No Action
       and Bank's executive's participation in the
       Board of Directors or in the Management of
       A.B.G. Group of Company's or in Company's pursuing
       similar or related goals

10.    Approve to renew the insurance contract between           Mgmt          No Action
       ABG and Agrotiki Insurance covering the Members
       of the Board of Directors and the administrative
       executives on liabilities against 3rd parties

11.    Announcements, approvals, other issues                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 AGRICULTURAL BK OF GREECE SA                                                                Agenda Number:  701786444
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1359L102
    Meeting Type:  EGM
    Meeting Date:  12-Jan-2009
          Ticker:
            ISIN:  GRS414013003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 525115 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve to increase the Bank's share capital              Mgmt          No Action
       up to the amount of EUR 700,000,000 with the
       issuance of preferred shares, according to
       Article 1 of Law on the reinforcement of the
       economy's cash flow in order to face the consequences
       of the international monetary and financial
       crisis and other provisions

2.     Amend the Articles 6, 8 and 10 of the Bank's              Mgmt          No Action
       Articles of Association and forming of the
       Articles of Association into a single text

3.     Approve the covered bonds issuance program up             Mgmt          No Action
       to the amount of 5 billion Euros and medium
       term notes [MTN] issuance program up to the
       amount of 5 billion Euros and delegation of
       the relative competence to the Bank's Board
       of Directors for the partial issuance of the
       abovementioned bonds and notes within the framework
       of the approved programs for a period of 5
       years, according to legislation in force

4.     Other issues and announcements                            Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 AGRIUM INC                                                                                  Agenda Number:  701884288
--------------------------------------------------------------------------------------------------------------------------
        Security:  008916108
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  CA0089161081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS "1.1 TO 1.10 AND 2". THANK YOU.

       Receive and consider our 2008 audited consolidated        Non-Voting    No vote
       financial statements and the Auditors' report
       thereon

1.1    Elect Mr. Ralph S. Cunningham as a Director               Mgmt          For                            For

1.2    Elect Mr. Germaine Gibara as a Director                   Mgmt          For                            For

1.3    Elect Mr. Russell K. Girling as a Director                Mgmt          For                            For

1.4    Elect Mr. Susan A. Henry as a Director                    Mgmt          For                            For

1.5    Elect Mr. Russell J. Horner as a Director                 Mgmt          For                            For

1.6    Elect Mr. A. Anne McLellan as a Director                  Mgmt          For                            For

1.7    Elect Mr. Derek G. Pannell as a Director                  Mgmt          For                            For

1.8    Elect Mr. Frank W. Proto as a Director                    Mgmt          For                            For

1.9    Elect Mr. Michael M. Wilson as a Director                 Mgmt          For                            For

1.10   Elect Mr. Victor J. Zaleschuk as a Director               Mgmt          For                            For

2.     Appoint KPMG LLP, Chartered Accountants, as               Mgmt          For                            For
       the Auditors of the Corporation

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AHRESTY CORPORATION                                                                         Agenda Number:  702005996
--------------------------------------------------------------------------------------------------------------------------
        Security:  J16674103
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3100600000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AICA KOGYO COMPANY,LIMITED                                                                  Agenda Number:  701997174
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00252106
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3100800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Authorize Use of Compensation-based Stock Options         Mgmt          For                            For
       for Directors




--------------------------------------------------------------------------------------------------------------------------
 AICHI MACHINE INDUSTRY CO.,LTD.                                                             Agenda Number:  702014212
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00336107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3102800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AICHI STEEL CORPORATION                                                                     Agenda Number:  701996728
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00420109
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3103600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Authorize Use of Stock Options                            Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Directors and          Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 AIR BERLIN PLC, RICKMANSWORTH                                                               Agenda Number:  701974594
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0177R100
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  GB00B128C026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 578339 DUE TO ADDITION OF A RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the accounts of the Company for the               Mgmt          For                            For
       YE 31 DEC 2008, the report of the Auditors
       thereon and the report of the Directors for
       the YE 31 DEC 2008

2.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       the YE 31 DEC 2008

3.     Re-elect Mr. Dieter Pfundt as a Director of               Mgmt          For                            For
       the Company, in accordance with Article 146
       of the Company's Articles of Association with
       effect from the end of the meeting

4.     Re-elect Mr. Jean Christoph Debus as a Director           Mgmt          For                            For
       of the Company, in accordance with Article
       146 of the Company's Articles of Association
       with effect from the end of the meeting

5.     Re-appoint KPMG Audit Plc as the Company's Auditors,      Mgmt          Against                        Against
       until the conclusion of the next general meeting
       of the Company at which accounts are laid

6.     Authorize the Directors to agree the Auditors'            Mgmt          Against                        Against
       remuneration

7.     Authorize the Company and any Company which               Mgmt          For                            For
       is or becomes a subsidiary of the Company,
       during the period to which this Resolution
       relates, to make donations to political parties
       and independent election candidates; and make
       donations to political organizations other
       than political parties; and incur political
       expenditure, during the period commencing on
       the date of this resolution and ending on the
       date of the Company's next AGM, provided that
       in each case any such donations and expenditure
       made by the Company or by any such subsidiary
       shall not exceed GBP 100,000 [or its Euro equivalent]
       per Company and together with those made by
       any such subsidiary and the Company shall not
       in the aggregate exceed GBP 100,000 [or its
       Euro equivalent]; any terms used in this resolution
       which are defined in Part 14 of the Companies
       Act 2006 shall bear the same meaning for the
       purposes of this Resolution

8.     Re-elect Mr. Ali Sabanci as a Director of the             Mgmt          For                            For
       Company




--------------------------------------------------------------------------------------------------------------------------
 AIR NEW ZEALAND LTD                                                                         Agenda Number:  701688559
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0169V100
    Meeting Type:  AGM
    Meeting Date:  24-Sep-2008
          Ticker:
            ISIN:  NZAIRE0001S2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Mr. John Palmer as a Director                    Mgmt          For                            For

2.     Re-elect Mr. Roger France as a Director                   Mgmt          For                            For

3.     Elect Mr. Paul Bingham as a Director                      Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AIR WATER INC.                                                                              Agenda Number:  701996300
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00662114
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3160670000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AISAN INDUSTRY CO.,LTD.                                                                     Agenda Number:  701991413
--------------------------------------------------------------------------------------------------------------------------
        Security:  J00672105
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3101600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

3.10   Appoint a Director                                        Mgmt          Against                        Against

3.11   Appoint a Director                                        Mgmt          Against                        Against

3.12   Appoint a Director                                        Mgmt          Against                        Against

3.13   Appoint a Director                                        Mgmt          Against                        Against

3.14   Appoint a Director                                        Mgmt          Against                        Against

3.15   Appoint a Director                                        Mgmt          Against                        Against

3.16   Appoint a Director                                        Mgmt          Against                        Against

3.17   Appoint a Director                                        Mgmt          Against                        Against

3.18   Appoint a Director                                        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       for free

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

7      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 AKEBONO BRAKE INDUSTRY CO.,LTD.                                                             Agenda Number:  701997100
--------------------------------------------------------------------------------------------------------------------------
        Security:  J01050103
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3108400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AKER YARDS ASA, OSLO                                                                        Agenda Number:  701684830
--------------------------------------------------------------------------------------------------------------------------
        Security:  R0145T103
    Meeting Type:  EGM
    Meeting Date:  03-Sep-2008
          Ticker:
            ISIN:  NO0010222995
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the EGM and recording of shareholders          Mgmt          For                            For
       represented at the meeting

2.     Elect a person to co-sign meeting minutes                 Mgmt          For                            For

3.     Approve the meeting notice and agenda                     Mgmt          For                            For

4.     Approve to change the Company's name to STX               Mgmt          For                            For
       Europe ASA; and amend Section 1 of the Articles
       of Association to "The company is a public
       limited liability company. The company's name
       is STX Europe ASA"

5.     Elect a new Board of Directors                            Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 ALAPIS S.A.                                                                                 Agenda Number:  701879693
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9740B139
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  GRS322003013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the FY 2008 parent and consolidated              Mgmt          No Action
       financial statements [01 JAN 2008 till 31 DEC
       2008] submission and the relevant board of
       Directors and Auditors reports

2.     Approve the profit appropriation for the year             Mgmt          No Action
       2008 [01 JAN 2008 till 31 DEC 2008] and dividend
       distribution

3.     Grant discharge from liability of the Board               Mgmt          No Action
       of Directors and the Auditors for the FY 2008

4.     Approve the assemble of the Audit Committee               Mgmt          No Action
       under Article 37 of L. 3693/2008

5.     Elect the Ordinary and Deputy Certified Auditors          Mgmt          No Action
       for the year 2009 [01 JAN 2009 till 31 DEC
       2009]

6.     Grant authority, under Article 23 of codified             Mgmt          No Action
       Law 2190.1920, to the Members of the Board
       of Directors and the Company's Managers to
       participate in the Management of Company's
       with relative business activity

7.     Approve, of remuneration and compensation of              Mgmt          No Action
       Members of the Board of Directors for the year
       2008 and to determine their remuneration and
       compensation for the year 2009

8.     Approve to carry out contracts under Article              Mgmt          No Action
       23A of codified Law 2190.1920

9.     Elect the Members of the Board of Directors               Mgmt          No Action
       which were elected by the Board of Directors
       in substitution of resigned Members

10.    Announcements and several issues                          Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ALESCO CORPORATION LTD                                                                      Agenda Number:  701680402
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q01826108
    Meeting Type:  AGM
    Meeting Date:  16-Sep-2008
          Ticker:
            ISIN:  AU000000ALS2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Chairman's address and the Chief Executive's              Non-Voting    No vote
       report

       Receive and consider the financial statements             Non-Voting    No vote
       and the reports of the Directors and the Auditor
       on the financial statements for the YE 31 MAY
       2008

1.     Adopt the remuneration report for the YE 31               Mgmt          Against                        Against
       MAY 2008

2.     Elect Mr. Mark Bernard Luby as a Director, to             Mgmt          For                            For
       hold office in accordance with the Article
       9.8 of the Company's Constitution

3.     Elect Mr. Robert Victor McKinnon as a Director,           Mgmt          For                            For
       to hold office in accordance with the Article
       9.8 of the Company's Constitution

4.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act 2001 and the Listing Rules of ASX Limited
       for: a) the making of a contract between the
       Company and Mr. Justin James Ryan for the issue
       of up to maximum of 800,000 ordinary shares
       in the Company to Mr. Ryan at an issue price
       equal to the market value at the relevant time
       over a 3 year period under the terms of the
       Alesco Share Acquisition Performance Plan [Plan],
       and the provision of benefits under that Plan;
       b) the allocation of 800,000 ordinary shares
       in the Company to Mr. Ryan under the terms
       of the Plan; c) the making of an interest-free
       loan to Mr. Ryan under the Plan for 100% of
       the issue price of the shares approved to be
       allocated to Mr. Ryan as specified; and d)
       the provision of an award to Mr. Ryan, being
       either a bonus with the after tax amount being
       applied to reduce the loan balance, or as a
       loan waiver and fringe benefits tax on the
       loan waiver, determined by the Board under
       the Plan, subject to the Company achieving
       certain performance targets based on the Company's
       compound annual growth rate in earnings per
       share [before amortisation of intangibles and
       significant items] over a 3 year period, as
       specified




--------------------------------------------------------------------------------------------------------------------------
 ALFA LAVAL AB SWEDEN                                                                        Agenda Number:  701852471
--------------------------------------------------------------------------------------------------------------------------
        Security:  W04008152
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2009
          Ticker:
            ISIN:  SE0000695876
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT IT IS NOT POSSIBLE TO VOTE               Non-Voting    No vote
       'ABSTAIN' FOR THE RESOLUTIONS OF THIS MEETING.
       THANK YOU.

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Election of Mr. Anders Narvinger as the Chairman          Non-Voting    No vote
       of the 2009 AGM

3.     Preparation and approval of the voting register           Non-Voting    No vote

4.     Approval of the agenda for the meeting                    Non-Voting    No vote

5.     Election of 1 or 2 persons to attest the minutes          Non-Voting    No vote

6.     Determine whether the meeting has been duly               Non-Voting    No vote
       convened

7.     Statement by the Managing Director                        Non-Voting    No vote

8.     Report on the work of the Board of Directors              Non-Voting    No vote
       and the Committees of the Board of Directors

9.     Presentation of the annual report and the Auditor's       Non-Voting    No vote
       report as well as the consolidated annual report
       and the Auditor's report for the Group

10.a   Adopt the income statement and the balance sheet          Mgmt          For                            For
       as well as the consolidated income statement
       and the consolidated balance sheet

10.b   Approve the distribution of profits in an amount          Mgmt          For                            For
       of SEK 2.25 per share for 2008, Thursday 23
       APR 2009 is proposed as record date for the
       right to distribution of profits

10.c   Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Managing Director from
       liability

11.    Receive the report on the work of the nomination          Non-Voting    No vote
       committee

12.    Elect, the number of Members of the Board of              Mgmt          For                            For
       Directors proposed to be 8 with no deputies;
       the number of Auditors is proposed to be 2
       with 2 deputies

13.    Approve the compensation to the Board of Directors        Mgmt          For                            For
       to be a toal of SEK 3,485,000  to be distributed
       among the Members of the Board of Directors
       who are elected by the meeting and not employed
       by the Company as speicfied; and the compensation
       to the Auditors to be paid as per approved
       invoice

14.    Re-elect Messrs. Gunilla Berg, Bjorn Hagglund,            Mgmt          For                            For
       Anders Narvinger, Finn Rausing, Jorn Rausing,
       Lars Renstrom, Waldemar Schmidt and Ulla Litzen
       as the Members of Board of Directors; elect
       Mr. Anders Narvinger as the Chairman of the
       Board of Directors, the assignment of Anders
       Narvinger's as Chairman of the Board of Directors
       end prematurely, the Board of Directors shall
       appoint a new Chairman; the authorized public
       accountants Kerstin Mouchard and Staffan Landen,were
       appointed Auditors of the Company and the authorized
       public accountants Hakan Olsson and Thomas
       Swensson were appointed deputy Auditors of
       the Company at the AGM to be held in 2008 for
       a period of 4 years, i.e., for the period until
       the AGM to be held in 2012

15.    Receive Auditor's report regarding compliance             Mgmt          For                            For
       with the guidelines for compensation to senior
       management adopted at the AGM held in 2008

16.    Approve the guidelines for compensation to Senior         Mgmt          For                            For
       Management as specified

17.    Approve the Nomination Committee for the next             Mgmt          For                            For
       AGM as specified

18.a   Approve to reduce the share capital for transfer          Mgmt          For                            For
       to a fund to be used pursuant to a resolution
       adopted by the General Meeting by retirement
       of re-purchased shares as sepcified

18.b   Approve the bonus issue as specified                      Mgmt          For                            For

19.    Amend the Articles of Association as specified            Mgmt          For                            For

20.    Other matter                                              Non-Voting    No vote

21.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ALK-ABELLO A/S                                                                              Agenda Number:  701836225
--------------------------------------------------------------------------------------------------------------------------
        Security:  K03294111
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  DK0060027142
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report on the activities of the               Mgmt          For                            For
       Company

2.     Adopt the annual report and grant discharge               Mgmt          For                            For
       to the Board of Directors and the Board of
       Management from their obligations

3.     Approve the distribution of income according              Mgmt          For                            For
       to the adopted annual report, including the
       distribution of an ordinary dividend of DKK
       5.00 per A/B share of DKK 10 each

4.     Authorize the Board of Directors to let the               Mgmt          For                            For
       Company acquire own B shares with a nominal
       value of 10% of the share capital including
       the present holding shares; the consideration
       for such shares may not deviate by more than
       10% from the official quoted price of the B
       shares on the NASDAQ OMX Copenhagen A/S on
       the date of acquisition; [Authority is valid
       until the next AGM]

5.A    Amend the Article 5.10 of the Articles of Association     Mgmt          For                            For
       as specified

5.B    Amend the Article 6.10 of the Articles of Association     Mgmt          For                            For
       as specified

6.     Re-elect, pursuant to Article 9.2 of the Articles         Mgmt          For                            For
       of Association, Messrs: Jorgen Worning, Thorleif
       Krarup, Nils Axelsen, Anders Gersel Pedersen
       and Ingelise Saunders and elect Mr. Brian Petersen,
       President and Chief Executive Officer of Copenhagen
       Airports A/S as the Members to the Board of
       Directors

7.     Re-appoint Deloitte Statsautoriseret RevisionsaktieselskabMgmt          For                            For
       as the Auditor




--------------------------------------------------------------------------------------------------------------------------
 ALLCO FINANCE GROUP LTD, SYDNEY NSW                                                         Agenda Number:  701712855
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0202W107
    Meeting Type:  AGM
    Meeting Date:  23-Oct-2008
          Ticker:
            ISIN:  AU000000AFG9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the financial and other           Non-Voting    No vote
       reports for the YE 30 JUN 2008

2.     Approve and adopt the remuneration report for             Mgmt          For                            For
       the FYE 30 JUN 200S, as disclosed in the Directors'
       Report

3.A    Re-elect Mr. Rod Eddington as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       rule 8.1(e) of the Company's Constitution

3.B    Re-elect Mr. Bob Mansfield as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       rule 8.1(e) of the Company's Constitution

S.4    Amend the Company's Constitution, with effect             Mgmt          For                            For
       from the dose of this AGM as specified

5.     Approve the All Employee Share Plan [AESP],               Mgmt          For                            For
       the principle terms as specified, and the issue
       of shares under that Plan, for all purposes,
       including for the purpose of ASX listing Rule
       7.2 Exception 9

6.     Approve the Executive Options and Rights Plan             Mgmt          For                            For
       [EORP], the principle terms as specified, and
       the issue of Options and Rights under that
       Plan, for all purposes, including for the purpose
       of ASX listing Rule 7.2 Exception 9

7.     Approve the Deferred Share Plan [DSP], the principle      Mgmt          For                            For
       terms as specified, and the issue of Rights
       and Shares under that Plan, for all purposes,
       inducing for the purpose of ASX Listing Rule
       7.2 Exception 9

8.     Approve the Non-executive Director Share Plan             Mgmt          For                            For
       [NEDSP], the principle terms as specified,
       and the issue of shares under that Plan, for
       all purposes, inducing for the purpose of ASX
       Listing Rule 7.2 Exception 9

9.     Approve the participation by Mr. David Clarke             Mgmt          For                            For
       in the Executive Options and Rights Plan [EORP]
       for the FYE 30 JUN 2009 as specified, for all
       purposes including for the purpose of ASX Listing
       Rule 10.14

10.    Approve the grant of 64 million options under             Mgmt          For                            For
       the Executive Options and Rights Plan [EORP]
       to select the Senior Executives as specified,
       for all purposes




--------------------------------------------------------------------------------------------------------------------------
 ALLGREEN PPTYS LTD                                                                          Agenda Number:  701879376
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y00398100
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SG1G61871305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts of the             Mgmt          For                            For
       Company for the YE 31 DEC 2008 and the reports
       of the Directors and Auditors thereon

2.     Declare a final tax exempt [1-Tier] dividend              Mgmt          For                            For
       of 2 cents per share for the YE 31 DEC 2008

3.     Approve the payment of SGD 404,000 as the Directors'      Mgmt          For                            For
       fees for the YE 31 DEC 2008 [2007: SGD 483,500]

4.     Elect Mr. Keith Tay Ah Kee as a Director, who             Mgmt          For                            For
       retires pursuant to Article 94 of the Articles
       of Association of the Company

5.     Elect Madam. Kuok Oon Kwong as a Director, who            Mgmt          For                            For
       retires pursuant to Article 94 of the Articles
       of Association of the Company

6.     Elect Mr. Andrew Choo Hoo as a Director, who              Mgmt          For                            For
       retires pursuant to Article 94 of the Articles
       of Association of the Company

7.     Re-appoint Mr. Jimmy Seet Keong Huat to hold              Mgmt          For                            For
       office until the next AGM pursuant to Section
       153(6) of the Companies Act [Chapter 50]

8.     Re-appoint Messrs. Foo Kon Tan Grant Thornton             Mgmt          For                            For
       as the Companys Auditors and authorize the
       Directors to fix their remuneration

9.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act [Chapter
       50] and the Listing Manual of the Singapore
       Exchange Securities Trading Limited, to allot
       and issue shares of the Company [shares] whether
       by way of rights, bonus or otherwise, at any
       time and upon such terms and conditions and
       for such purposes and to such persons as the
       Directors may in their absolute discretion
       deem fit provided that: i) the aggregate number
       of shares to be issued pursuant to this resolution
       does not exceed 50% of the number of issued
       shares of the Company, of which the aggregate
       number of shares to be issued other than on
       a pro rata basis to shareholders of the Company
       does not exceed 20% of the number of issued
       shares of the Company [to be calculated in
       such manner as may be prescribed by the Singapore
       Exchange Securities Trading Limited from time
       to time]; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or the date of the next AGM of the Company
       is required by Law to be held]

10.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act [Chapter
       50], to allot and issue shares in the Company
       to the holders of options granted by the Company
       under the Allgreen Share Option Scheme [the
       Scheme] upon the exercise of such options and
       in accordance with the rules of the Scheme
       provided always that the aggregate number of
       shares to be allotted and issued pursuant to
       the Scheme shall not exceed 15% of the total
       number of issued shares of the Company for
       the time being

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ALM. BRAND A/S, KOBENHAVN                                                                   Agenda Number:  701757253
--------------------------------------------------------------------------------------------------------------------------
        Security:  K3513M103
    Meeting Type:  EGM
    Meeting Date:  19-Nov-2008
          Ticker:
            ISIN:  DK0015250344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.     Approve the reduction of the Company's share              Mgmt          For                            For
       capital by DKK 88,000,000 from DKK 1,476,000,000
       to DKK 1,388,000,000 for the purpose of distribution
       to the shareholders by cancellation of the
       Company's holding of treasury shares; the holding
       of treasury shares has been acquired from the
       Company's shareholders including as part of
       the execution of share buy-back program; and
       approve to update Article 3(1) of the Articles
       of Association in connection with the reduction

B.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ALM. BRAND A/S, KOBENHAVN                                                                   Agenda Number:  701882070
--------------------------------------------------------------------------------------------------------------------------
        Security:  K3513M103
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  DK0015250344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.     Adopt the annual report and grant discharge               Mgmt          For                            For
       to the Board of Directors and the Management
       Board from liability

B.     Adopt the resolution on the distribution of               Mgmt          For                            For
       profit or the treatment of loss according to
       the annual report

C.     Grant authority to acquire treasury shares                Mgmt          For                            For

D.     Elect the Members to the Board of Directors               Mgmt          For                            For
       and their Alternates

E.     Appoint the Auditor                                       Mgmt          For                            For

F.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ALPEN CO.,LTD.                                                                              Agenda Number:  701704721
--------------------------------------------------------------------------------------------------------------------------
        Security:  J01219104
    Meeting Type:  AGM
    Meeting Date:  25-Sep-2008
          Ticker:
            ISIN:  JP3126470008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

2      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 ALPINE ELECTRONICS,INC.                                                                     Agenda Number:  701996918
--------------------------------------------------------------------------------------------------------------------------
        Security:  J01134105
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3126200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 ALSTRIA OFFICE REIT-AKTIENGESELLSCHAFT, HAMBURG                                             Agenda Number:  701926276
--------------------------------------------------------------------------------------------------------------------------
        Security:  D0378R100
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  DE000A0LD2U1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 20 MAY 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory board, the Group financial
       statements and group annual report as well
       as the report by the Board of Managing Directors
       pursuant to sections 289(4) and 315(4) of the
       German commercial code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 28,500,000 as follows: payment
       of a dividend of EUR 0.52 per no-par share
       EUR 76,869.68 shall be carried forward ex-dividend
       and payable date: 29 JUN 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors: 1) for the 2009              Mgmt          For                            For
       FY: PricewaterhouseCoopers Ag, Berlin; 2) for
       the review of the interim half-year financial
       statements: PricewaterhouseCoopers AG, Berlin

6.     Elect Mr. Roger Lee to the Supervisory Board              Mgmt          For                            For

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at prices neither more than 10% above nor more
       than 20% below the market price of the shares,
       on or before 09 DEC 2010 the board of Managing
       Directors shall be authorized to sell the shares
       on the stock exchange or to offer them to all
       shareholders, to dispose of the shares in a
       manner other than the stock exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions or for satisfying
       conversion or option rights, to use the shares
       as: employee shares or within the scope of
       the company's stock option plan and the convertible
       profit-sharing rights programme, and to retire
       the shares

8.A.   Approve Issuance of Warrants/Bonds with Warrants          Mgmt          For                            For
       Attached/Convertible Bonds without Preemptive
       Rights up to Aggregate Nominal Amount of EUR
       125 Million Approve Creation of EUR 12.8 Million
       Pool of Conditional Capital to Guarantee Conversion
       Rights

8.B.   Approve Issuance of Warrants/Bonds with Warrants          Mgmt          For                            For
       Attached/Convertible Bonds without Preemptive
       Rights up to Aggregate Nominal Amount of EUR
       140 Million Approve Creation of EUR 12.8 Million
       Pool of Capital to Guarantee Conversion Rights

9.     Amendments to the Articles of Association, regarding      Mgmt          For                            For
       the convocations of and attendance at shareholders'
       meetings in connection with the implementation
       of the shareholders' rights act (arug) a) amendments
       aa) Section 14(2), in respect of the day of
       the announcement not being counted bb) Section
       14(3), in respect of the registrations and
       proof of shareholding being transmitted to
       the Company at least six days prior to the
       meeting, not counting the day of receipt cc)
       Section 15(3), in respect of proxy-voting instructions
       being issues in written form, the company offering
       at least one way to communicate the instructions
       via electronic means b) the Board of Managing
       Directors shall enter the above amendments
       into the commercial register only if and when
       the respective provisions of the arug come
       into effect

10.    Amendment to Section 17(1), in respect of the             Mgmt          For                            For
       general meeting being authorized to adopt a
       resolution on paying a dividend in kind instead
       of a cash dividend




--------------------------------------------------------------------------------------------------------------------------
 ALTEN, BOULOGNE-BILLANCOURT                                                                 Agenda Number:  701964858
--------------------------------------------------------------------------------------------------------------------------
        Security:  F02626103
    Meeting Type:  MIX
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  FR0000071946
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative."

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Management report of the Board of Directors               Non-Voting    No vote
       for the FYE on 31 DEC 2008 including the management
       report of the Group

       General report of the Statutory Auditors on               Non-Voting    No vote
       the unconsolidated and consolidated accounts
       for the 2008 FY

       Report of the Chairman on the work of the Board           Non-Voting    No vote
       of Directors and on internal control procedures

O.1    Approve and review of the unconsolidated accounts         Mgmt          For                            For
       for the FY ended on 31 DEC 2008; Grant discharge
       to the Board Members

O.2    Approve the distribution of profits for the               Mgmt          For                            For
       FYE on 31 DEC 2008

O.3    Approve the annual and consolidated accounts;             Mgmt          For                            For
       Grant discharge to the Board Members

O.4    Receive the special report of the Statutory               Mgmt          For                            For
       Auditors on the agreements and commitments
       referred to in Articles L.225-38 of the Commercial
       Code

O.5    Approve the renewal of 1 Board Member's mandate           Mgmt          Against                        Against

O.6    Approve the renewal of the cabinet DAUGE&ASSOCIES'        Mgmt          For                            For
       mandate as Permanent Statutory Auditor

O.7    Approve the renewal of the cabinet KLING&ASSOCIES'        Mgmt          For                            For
       mandate as Temporary Statutory Auditor

O.8    Approve the renewal of the GRANT THORNTON Company's       Mgmt          For                            For
       mandate as Permanent Statutory Auditor

O.9    Approve the renewal of the IGEC Company's mandate         Mgmt          For                            For
       as Temporary Statutory Auditor

O.10   Authorize the Board of Directors to repurchase,           Mgmt          Against                        Against
       by the Company, its own shares under Article
       L.225-209 of the Commercial Code

E.11   Authorize the Board of Directors to carry out             Mgmt          For                            For
       a capital increase by incorporation of reserves,
       premiums and benefits

E.12   Authorize the Board of Directors to carry out             Mgmt          For                            For
       a capital increase by issuing common shares
       and /or warrants giving access to capital reserved
       for shareholder

E.13   Authorize the Board of Directors to carry out             Mgmt          Against                        Against
       the capital increase by issuing common shares
       and /or warrants giving access to capital,
       with cancellation of preferential subscription
       rights

E.14   Authorize the Board of Directors to carry out             Mgmt          Against                        Against
       a capital increase, in the limit of ten [10%],
       to pay contributions in kind of equity securities
       or warrants

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       share capital by issuing shares reserved for
       Members of a Company Savings Plan referred
       to in Articles L.3332-18 and sequence, of the
       Labor Code

E.16   Authorize the Board of Directors to grant options         Mgmt          For                            For
       to subscribe and / or purchase shares for employees
       [and / or certain corporate managers]

E.17   Authorize the Board of Directors to issue shares          Mgmt          For                            For
       subscription warrants reserved for a class
       of people

E.18   Approve the Amendment of Article 15 of the Company's      Mgmt          For                            For
       Statutes

E.19   Grant powers delegated to deal with the formalities       Mgmt          For                            For
       prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 ALTRAN TECHNOLOGIES SA, PARIS                                                               Agenda Number:  701967739
--------------------------------------------------------------------------------------------------------------------------
        Security:  F02646101
    Meeting Type:  MIX
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  FR0000034639
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions. The following
       applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative."

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

1.     Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE on 31 DEC 2008

2.     Approve the consolidated accounts for the FYE             Mgmt          For                            For
       on 31 DEC 2008

3.     Approve the distribution of profits for the               Mgmt          For                            For
       FYE on 31 DEC 2008

4.     Approve the regulated agreements concluded by             Mgmt          For                            For
       the Company and presented in the special report
       of the Statutory Auditors

5.     Approve the adaptation of the Company objectives          Mgmt          For                            For
       and amend the Article 3 of the Statutes

6.     Authorize the Board of Directors to grant options         Mgmt          For                            For
       to subscribe for the Company's shares

7.     Authorize the Board of Directors to carry out             Mgmt          For                            For
       the allocation of free shares of the Company

8.     Authorize the Board of Directors to issue bonds           Mgmt          For                            For
       and securities, or other securities conferring
       the same right to claim against the Company

9.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital by issuing shares and warrants
       giving access immediately or ultimately to
       the Company's capital, with maintenance of
       preferential subscription rights

10.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, by issue, with cancellation
       of preferential subscription rights of shareholders,
       convertible bonds and/or exchange for new common
       shares or existing [''OCEANEs'']

11.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital by incorporation of reserves,
       profits, premiums or others

12.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the number of securities to be issued in case
       of capital increase, with or without preferential
       subscription rights, pursuant to the 9th and
       10th Resolutions

13.    Authorize the Board of Directors to issue shares,         Mgmt          For                            For
       securities or various warrants in the limit
       of 10% of the share capital, in order to remunerate
       contributions in kind of equity securities
       or warrants of other Companies

14.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital reserved for employees of the Company
       and of the Group Altran Companies who are Members
       of a Company Savings Plan

15.    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital through cancellation of shares

16.    Authorize the Board of Directors for the Company          Mgmt          Against                        Against
       to buy its own securities

17.    Approve the attendance allowances                         Mgmt          For                            For

18.    Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALUMINA LTD                                                                                 Agenda Number:  701868929
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0269M109
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  AU000000AWC3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the reports              Non-Voting    No vote
       of the Directors and the Auditor for the YE
       31 DEC 2008

2.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2008

3.A    Re-elect Mr. Donald M. Morley as a Director               Mgmt          For                            For
       who retires in accordance with the Company's
       constitution

3.B    Elect Mr. John Bevan as a Director                        Mgmt          For                            For

4.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act 2001 [Cth], the grant to Mr. John Bevan,
       Chief Executive Officer of the Company, of
       rights to acquire ordinary shares in the capital
       of the Company in accordance with the terms
       contained in the Company's Long Term Incentive
       Plan, as specified

5.     Approve and adopt, pursuant to Sections 136[2]            Mgmt          For                            For
       and 648G of the Corporations Act 2001 [Cth],
       the constitution submitted to this meeting
       as specified as the Constitution of the Company
       in substitution for and to the exclusion of
       the existing constitution of the Company

       Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT ANY INDIVIDUAL OR RELATED PARTY          Non-Voting    No vote
       TO ANY SPECIFIC VOTE EXCLUSION WHICH HAS OBTAINED
       BENEFIT OR DOES EXPECT TO OBTAIN FUTURE BENEFIT
       SHOULD NOT VOTE [OR VOTE 'ABSTAIN'] FOR THE
       RELEVANT PROPOSAL ITEMS. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AMANO CORPORATION                                                                           Agenda Number:  702008372
--------------------------------------------------------------------------------------------------------------------------
        Security:  J01302108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3124400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AMER SPORTS CORPORATION, HELSINKI                                                           Agenda Number:  701819178
--------------------------------------------------------------------------------------------------------------------------
        Security:  X01416118
    Meeting Type:  AGM
    Meeting Date:  05-Mar-2009
          Ticker:
            ISIN:  FI0009000285
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of the persons to scrutinize the minutes         Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Presentation of the annual accounts, the report           Non-Voting    No vote
       of the Board of Directors and the Auditors
       report

7.     Adopt the accounts                                        Mgmt          For                            For

8.     Approve the actions on profit or loss, the Board's        Mgmt          For                            For
       proposal to pay dividend or EUR 0.16 per share

9.     Grant discharge from liability                            Mgmt          For                            For

10.    Approve the remuneration of the Board Members             Mgmt          For                            For

11.    Approve the number of Board Members                       Mgmt          For                            For

12.    Elect Messrs. A. Vanjoki, I. Brotherus, P.Valiaho,        Mgmt          For                            For
       M. Burkhalter, C. Fischer, B. Salzer and H.
       Ryopponen

13.    Approve the remuneration of the Auditors                  Mgmt          For                            For

14.    Elect PricewaterhouseCoopers as the Auditor               Mgmt          For                            For

15.    Authorize the Board to decide on acquiring Company's      Mgmt          For                            For
       own shares

16.    Authorize the Board to decide on issuing shares,          Mgmt          For                            For
       options and other special rights entitling
       to shares

17.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AMG ADVANCED METALLURGICAL GROUP NV, AMSTERDAM                                              Agenda Number:  701906084
--------------------------------------------------------------------------------------------------------------------------
        Security:  N04897109
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  NL0000888691
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING.  THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Report of the Management Board for the 2008               Non-Voting    No vote
       FY

3.     Adopt the 2008 financial statements                       Mgmt          For                            For

4.     Allocation of the 2008 results                            Non-Voting    No vote

5.     Grant discharge of liability of the Members               Mgmt          For                            For
       of the Management Board for the 2008 FY

6.     Grant discharge of liability to the Members               Mgmt          For                            For
       of the Supervisory Board for the 2008 FY

7.     Approve the composition of the Management Board           Mgmt          For                            For

8.     Approve the Composition of the Supervisory Board          Mgmt          For                            For

9.     Approve the remuneration of the Members of the            Mgmt          For                            For
       Supervisory Board

10.    Approve the remuneration policy for the Management        Mgmt          Against                        Against
       Board

11.    Grant AMG Stock options to the Members of the             Mgmt          For                            For
       Management Board as part of their base salary
       in 2009

12.    Re-appoint Ernst & Young Accountants as an External       Mgmt          For                            For
       Auditor of the Company

13.i   Approve to renew the authorization to issue               Mgmt          For                            For
       shares and/or grant options

13.ii  Approve to renew the authorization to restrict            Mgmt          For                            For
       or exclude pre-emptive rights

14.    Approve to renew the authorization to acquire             Mgmt          For                            For
       shares

15.    Any other business                                        Non-Voting    No vote

16.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ANDO CORPORATION                                                                            Agenda Number:  702006025
--------------------------------------------------------------------------------------------------------------------------
        Security:  J01470111
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3128000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Reduce Term of
       Office of   Directors to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ANDRITZ AG                                                                                  Agenda Number:  701834815
--------------------------------------------------------------------------------------------------------------------------
        Security:  A11123105
    Meeting Type:  OGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  AT0000730007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual statement of accounts for              Mgmt          No Action
       the Company and Corporate Group Including report
       of Board of Directors and the Supervisory Board

2.     Approve the appropriation of net profits                  Mgmt          No Action

3.     Approve the activities undertaken by Board of             Mgmt          No Action
       Directors

4.     Approve the activities undertaken by the Supervisory      Mgmt          No Action
       Board

5.     Approve the remuneration for the Supervisory              Mgmt          No Action
       Board

6.     Elect the balance sheet Auditor                           Mgmt          No Action

7.     Elect the Supervisory Board                               Mgmt          No Action

8.     Approve the alteration of statutes by adding              Mgmt          No Action
       new paragraph 25




--------------------------------------------------------------------------------------------------------------------------
 ANRITSU CORPORATION                                                                         Agenda Number:  701984913
--------------------------------------------------------------------------------------------------------------------------
        Security:  J01554104
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3128800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ANSALDO STS SPA, GENOVA                                                                     Agenda Number:  701869022
--------------------------------------------------------------------------------------------------------------------------
        Security:  T0421V119
    Meeting Type:  OGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  IT0003977540
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the balance sheet of Ansaldo Trasporti-Sistemi    Mgmt          No Action
       Feroviari S.P.A. as of 31 DEC 08, Board of
       Directors, Internal and External Auditors reports,
       resolutions related there to

2.     Approve the balance sheet of Ansaldo Segnalamento         Mgmt          No Action
       Ferroviario S.P.A. as of 31 DEC 08, Board of
       Directors, Internal and External Auditors reports,
       resolutions related there to

3.     Approve the balance sheet of Ansaldo STS S.P.A.           Mgmt          No Action
       as of 31 DEC 08, Board of Directors, Internal
       and External Auditors reports, resolutions
       related there to, and the dividend distribution,
       resolutions related there to

4.     Grant authority to purchase and dispose of own            Mgmt          No Action
       shares, resolutions related there to

5.     Approve to adjust PricewaterhouseCoopers S.P.A.           Mgmt          No Action
       emoluments




--------------------------------------------------------------------------------------------------------------------------
 ANSELL LTD                                                                                  Agenda Number:  701725155
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q04020105
    Meeting Type:  AGM
    Meeting Date:  07-Nov-2008
          Ticker:
            ISIN:  AU000000ANN9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Non-Voting    No vote
       of the Directors and the Auditor of the Company
       for the YE 30 JUN 2008

2.     Receive and adopt the remuneration report for             Mgmt          For                            For
       the YE 30 JUN 2008

3.A    Re-elect Mr. Glenn L.L. Barnes as a Director,             Mgmt          For                            For
       who retires in accordance with Rule 33(c) of
       the Company's Constitution

3.B    Re-elect Mr. L. Dale Crandall as a Director,              Mgmt          For                            For
       who retires in accordance with Rule 33(c) of
       the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 ANTENA 3 DE TELEVISION SA                                                                   Agenda Number:  701819572
--------------------------------------------------------------------------------------------------------------------------
        Security:  E05009159
    Meeting Type:  OGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  ES0109427734
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 MAR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and Management Report         Mgmt          For                            For
       for 2008

2.     Re-elect the Board Members                                Mgmt          Against                        Against

3.     Authorize the Company to acquire own shares               Mgmt          For                            For

4.     Re-elect the Auditor                                      Mgmt          For                            For

5.     Receive the Corporate Responsibility Report               Mgmt          Abstain                        Against
       of 2008

6.     Appoint the Board to formalize, interpret, ratify         Mgmt          For                            For
       and execute the resolutions of the general
       meeting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AOC HOLDINGS, INC.                                                                          Agenda Number:  702004994
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0155M104
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3160300004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AOKI HOLDINGS INC.                                                                          Agenda Number:  701998152
--------------------------------------------------------------------------------------------------------------------------
        Security:  J01638105
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3105400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AOYAMA TRADING CO.,LTD.                                                                     Agenda Number:  702000732
--------------------------------------------------------------------------------------------------------------------------
        Security:  J01722107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3106200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4      Authorize Use of Stock Options                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 APA GROUP                                                                                   Agenda Number:  701716043
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0437B100
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  AU000000APA1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect, Mr. Robert Wright as a Director of              Mgmt          For                            For
       Australian Pipeline Limited

2.     Re-elect, Mr. John Fletcher as a Director of              Mgmt          For                            For
       Australian Pipeline Limited

S.3    Amend, subject to and conditional upon the passing        Mgmt          For                            For
       of Resolution 4 [below], the Constitution of
       Australian Pipeline Trust by adding new Clauses
       21, 22 and 23 as specified

S.4    Amend, subject to and conditional upon the passing        Mgmt          For                            For
       of Resolution 3 [above], the Constitution of
       APT Investment Trust by adding new Clauses
       22, 23 and 24 as specified




--------------------------------------------------------------------------------------------------------------------------
 APN NEWS & MEDIA LTD                                                                        Agenda Number:  701881042
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1076J107
    Meeting Type:  AGM
    Meeting Date:  05-May-2009
          Ticker:
            ISIN:  AU000000APN4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting    No vote
       report and the Independent Audit report for
       the YE 31 DEC 2008

2.A    Re-elect Mr. P. M. Cosgrove as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

2.B    Re-elect Mr. P. P. Cody as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with the Company's
       Constitution

2.C    Re-elect Mr. D. J. Buggy as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

2.D    Re-elect Mr. V. C. Crowley as a Director of               Mgmt          For                            For
       the Company on 05 MAR 2009, retires by rotation
       in accordance with the Company's Constitution
       and the ASX Listing Rules

3.     Adopt the Company's remuneration report for               Mgmt          Against                        Against
       the YE 31 DEC 2008

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 APRIL GROUP, LYON                                                                           Agenda Number:  701853574
--------------------------------------------------------------------------------------------------------------------------
        Security:  F0346N106
    Meeting Type:  MIX
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  FR0004037125
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Receive the reports of the Board of Directors,            Mgmt          For                            For
       Chairman of the Board and Auditors, approve
       the consolidated financial statements for the
       FYE 31 DEC 2008, in the form presented to the
       meeting showing earnings for the FY [group
       share] of EUR 60,575,030.00

O.2    Receive the reports of the Board of Directors,            Mgmt          For                            For
       Chairman of Board and the Auditors, approve
       the Company financial statements for the YE
       31 DEC 2008; as presented showing earnings
       for the FY of EUR 65,620,633.79; approve the
       expenses and charges that were not tax deductible
       of EUR 27,305.00, as well as the corresponding
       tax

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: origin:
       earnings for the FY: EUR 65,620,633.79, allocation:
       legal reserve: EUR 2,554.12, dividends: EUR
       15,123,559.45, retained earnings: EUR 50,494,520.22;
       receive the net dividend of EUR 0.37 per share,
       and will entitle to the 40% deduction provided
       by the French Tax Code; this dividend will
       be paid on 04 May 2009 in the event that the
       Company holds some of its own shares on such
       date, the amount of the unpaid dividend on
       such shares shall be allocated to the retained
       earnings account; as required by Law

O.4    Receive the special report of the Auditors,               Mgmt          For                            For
       approve the said report and the agreements
       referred to therein

O.5    Elect Mr. Jean-Pierre Rousset as a Director               Mgmt          For                            For
       for a 2-year period

O.6    Elect Mr. Patrick Petitjean as a Director for             Mgmt          For                            For
       a 2-year period

O.7    Re-appoint Mr. Jean-Claude Augros as a Director           Mgmt          For                            For
       for a 2-year period

O.8    Re-appoint Mr. Andre Arrago as a Director for             Mgmt          For                            For
       a 2-year period

O.9    Re-appoint Mr. Bernard Belletante as a Director           Mgmt          For                            For
       for a 2-year period

O.10   Re-appoint Mr. Xavier Cocquard as a Director              Mgmt          For                            For
       for a 2-year period

O.11   Re-appoint Mr. Gilles Dupin as a Director for             Mgmt          For                            For
       a 2-year period

O.12   Re-appoint Mr. Philippe Marcel as a Director              Mgmt          For                            For
       for a 2-year period

O.13   Re-appoint Mr. Jean-Yves Nouy as a Director               Mgmt          For                            For
       for a 2-year period

O.14   Re-appoint Mr. Guy Rigaud as a Director for               Mgmt          For                            For
       a 2-year period

O.15   Re-appoint Mr. Bruno Rousset as a Director for            Mgmt          For                            For
       a 2-year period

O.16   Approve to award total annual fees of EUR 83,500.00       Mgmt          For                            For
       to the Board of Directors

O.17   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 80.00, maximum number of
       shares to be acquired: 5% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 163,497,920.00; [Authority expires for
       a 18 month period]; the shareholder's meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.18   Receive the report of the Board of Directors              Mgmt          For                            For
       decides to increase the maximum duration of
       the option granting the right to subscribe
       and or to purchase shares initially fixed at
       8 years, to increase it to 10 years

E.19   Authorize the Bearer to an original, a copy               Mgmt          For                            For
       or extract of the minutes of this meeting to
       carry out all filings, publications and other
       formalities, publications and other formalities
       prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 AQUARIUS PLATINUM LTD                                                                       Agenda Number:  701649040
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0440M128
    Meeting Type:  OGM
    Meeting Date:  16-Jul-2008
          Ticker:
            ISIN:  BMG0440M1284
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify for the purpose of ASX Listing         Mgmt          For                            For
       Rule 7.4 and for all other purposes, the issue
       of 23,144,000 shares [the Placing Shares] as
       specified

2.     Approve and ratify for the purpose of ASX Listing         Mgmt          For                            For
       Rule 7.4 and for all other purposes, the issue
       of 2,680,854 shares [the Platinum Mile Shares]
       as specified




--------------------------------------------------------------------------------------------------------------------------
 AQUARIUS PLATINUM LTD                                                                       Agenda Number:  701760541
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0440M128
    Meeting Type:  AGM
    Meeting Date:  28-Nov-2008
          Ticker:
            ISIN:  BMG0440M1284
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Appointment of Chairman of the Meeting                    Non-Voting    No vote

       Confirmation of the Notice and Quorum                     Non-Voting    No vote

       To receive the financial statements, Directors'           Non-Voting    No vote
       report and the Auditor's report for the Company
       and its controlled entities for the period
       ended 30 JUN 2008

1.     Re-elect Mr. David Dix as a Director, who retires         Mgmt          For                            For
       in accordance with the Company's Bye-Laws

2.     Re-elect Sir William Purves as a Director, who            Mgmt          For                            For
       retires in accordance with the Company's Bye-Laws

3.     Appoint Messrs Ernst & Young of Perth, Western            Mgmt          For                            For
       Australia as the Auditors of the Company until
       the conclusion of the next AGM at a fee to
       be agreed by the Directors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ARCADIS N V                                                                                 Agenda Number:  701899772
--------------------------------------------------------------------------------------------------------------------------
        Security:  N0605M147
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  NL0006237562
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and Notifications                                 Non-Voting    No vote

2.     Receive the report by the Supervisory Board               Non-Voting    No vote
       for the 2008 FY

3.     Receive the report by the Executive Board for             Non-Voting    No vote
       the 2008 FY

4.A    Approve the 2008 financial statements                     Mgmt          For                            For

4.B    Approve the Payment of dividend                           Mgmt          For                            For

5.A    Grant discharge the Members of the Executive              Mgmt          For                            For
       Board

5.B    Grant discharge the Members of the Supervisory            Mgmt          For                            For
       Board

6.     Appoint the Auditor to audit the 2009 financial           Mgmt          For                            For
       statements

7.A    Re-appoint Mr. G.R. Nethercutt Jr. as a Member            Mgmt          For                            For
       of the Supervisory Board

7.B    Appoint Ms. R. Markland as a Member of the Executive      Mgmt          For                            For
       Board

7.C    Approve the announcement of vacancies arising             Mgmt          Abstain                        Against
       at the next General Meeting of Shareholders

8.A    Appoint the Executive Board as the body and               Mgmt          For                            For
       authorize to issue (rights to) ordinary shares
       and/or cumulative financing preference shares
       in ARCADIS N.V.

8.B    Appoint the Executive Board as the body and               Mgmt          Against                        Against
       authorize to issue cumulative preference shares
       in ARCADIS N.V.

8.C    Appoint the Executive Board as the body and               Mgmt          For                            For
       authorize to limit or exclude the preferential
       subscription right vested in the shareholders

9.     Grant authority to purchase ARCADIS N.V. Company          Mgmt          For                            For
       shares

10.    Any other business                                        Non-Voting    No vote

11.    Closing                                                   Non-Voting    No vote

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING.  THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ARCS COMPANY,LIMITED                                                                        Agenda Number:  701940783
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0195H107
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  JP3968600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to : Approve Minor Revisions               Mgmt          For                            For
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ARICOM PLC                                                                                  Agenda Number:  701843573
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0472P106
    Meeting Type:  EGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  GB0033990283
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to give effect to the Scheme, as specified        Mgmt          For                            For
       in the notice of EGM, including amendments
       to the Articles of Association of the Company
       and the associated reduction of capital




--------------------------------------------------------------------------------------------------------------------------
 ARICOM PLC                                                                                  Agenda Number:  701843725
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0472P106
    Meeting Type:  CRT
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  GB0033990283
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION FOR THIS MEETING TYPE. PLEASE CHOOSE
       BETWEEN "FOR" AND "AGAINST" ONLY. SHOULD YOU
       CHOOSE TO VOTE ABSTAIN FOR THIS MEETING THEN
       YOUR VOTE WILL BE DISREGARDED BY THE ISSUER
       OR ISSUERS AGENT.

1.     Approve [with or without modification] a scheme           Mgmt          For                            For
       of arrangement [the "Scheme"] proposed to be
       made between the Company and the shareholders




--------------------------------------------------------------------------------------------------------------------------
 ARISTOCRAT LEISURE LIMITED                                                                  Agenda Number:  701852748
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0521T108
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  AU000000ALL7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Non-Voting    No vote
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.     Re-elect Mr. William Morris Baker as a Director           Mgmt          For                            For
       of the Company, in accordance with Clause 12.3
       of the Constitution of the Company, retires
       from office

3.     Re-elect Ms. Sam Pitkin as a Director of the              Mgmt          For                            For
       Company, in accordance with Clause 12.3 of
       the Constitution of the Company, retires form
       office

4.     Elect Dr. Rosalind Vivienne Dubs as a Director            Mgmt          For                            For
       of the Company, in accordance with Clause 12.6
       of the Constitution of the Company

5.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rules 7.1 and 10.14,
       to grant 660,622 performance share rights to
       Mr. J.R. Odell, Chief Executive Officer and
       Managing Director, pursuant to the Company's
       Long-Term Performance Share Plan as specified

6.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rules 7.1 and 10.14,
       to grant 208,503 performance share rights to
       Mr. S.C.M. Kelly, Chief Financial Officer and
       Finance Director, pursuant to the Company's
       Long-Term Performance Share Plan as specified

7.     Adopt the remuneration report for the Company             Mgmt          For                            For
       [included in the Directors' report] for the
       YE 31 DEC 2008

       ANY INDIVIDUAL OR RELATED PARTY TO ANY SPECIFIC           Non-Voting    No vote
       VOTE EXCLUSION WHICH HAS OBTAINED BENEFIT OR
       DOES EXPECT TO OBTAIN FUTURE BENEFIT SHOULD
       NOT VOTE (OR VOTE "ABSTAIN") FOR THE RELEVANT
       PROPOSAL ITEMS.




--------------------------------------------------------------------------------------------------------------------------
 ARM HLDGS PLC                                                                               Agenda Number:  701911770
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0483X122
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  GB0000595859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and accounts for the            Mgmt          For                            For
       YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Approve the Directors remuneration report                 Mgmt          For                            For

4.     Re-elect Mr. M. Inglis as a Director                      Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

6.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

7.     Authorize the Director to allot share capital             Mgmt          Against                        Against

S.8    Approve to disapply pre-emption rights                    Mgmt          For                            For

S.9    Authorize the Company to make market purchases            Mgmt          For                            For
       of its own shares

S.10   Authorize the Company to hold general meetings            Mgmt          Against                        Against
       on 14 days notice

S.11   Amend the Article 46 of the Company's Articles            Mgmt          Against                        Against
       of Association




--------------------------------------------------------------------------------------------------------------------------
 ARNEST ONE CORPORATION                                                                      Agenda Number:  702005770
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0197M104
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3100170004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ARNOLDO MONDADORI EDITORE SPA, MILANO                                                       Agenda Number:  701867838
--------------------------------------------------------------------------------------------------------------------------
        Security:  T6901G126
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  IT0001469383
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the financial statements at 31 DEC 2008,          Mgmt          No Action
       Board of Directors, Auditors and audit firm
       report, and adjournment thereof, consolidated
       financial statement at 31 DEC 2008

O.2    Grant authority to buy and sell own shares                Mgmt          No Action

O.3    Approve the resolutions on a Stock Option Plan            Mgmt          No Action
       for years 2009-2011

O.4    Appoint the Board of Directors and Chairman,              Mgmt          No Action
       determination of Board of Directors components,
       terms and emoluments

O.5    Appoint the Board of Auditors and Chairman for            Mgmt          No Action
       years 2009-2011, determination of their emoluments

E.1    Authorize the Board of Directors, under the               Mgmt          No Action
       provisions of Articles 2443 and 2420 Ter Civil
       Code, of the authority to resolve to increase
       in share capital and to issue bonds




--------------------------------------------------------------------------------------------------------------------------
 ARRK CORPORATION                                                                            Agenda Number:  702003459
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0198N101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3100050008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Allow Board to
       Make Rules Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ASATSU-DK INC.                                                                              Agenda Number:  701837897
--------------------------------------------------------------------------------------------------------------------------
        Security:  J03014107
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3109800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 ASCENDAS REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  702016949
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0205X103
    Meeting Type:  OGM
    Meeting Date:  30-Jun-2009
          Ticker:
            ISIN:  SG1M77906915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the issue of new units in A-REIT [Units]          Mgmt          For                            For
       and/or convertible securities or other instruments
       [including but not limited to warrants] which
       may be convertible into Units [Convertible
       Securities] for the 12 month period from 30
       JUN 2009, being the date of the meeting of
       the unitholders of A-REIT [Unitholders] held
       on 30 JUN 2009 [the Unitholders' Meeting],
       to 30 JUN 2010, such that the number of new
       Units issued [and/or Units into which the convertible
       securities may be converted] does not exceed
       50.0% of the number of Units in issue as at
       30 JUN 2009, being the date of the Unitholders'
       Meeting [the Base Figure], of which the aggregate
       number of new units issued [and/or Units into
       which the convertible securities may be converted],
       where the Units and/or convertible securities
       are issued other than on a pro rata basis to
       existing unitholders, must not be more than
       20.0% of the base figure [the General Mandate];
       pursuant to the general mandate, Ascendas Funds
       Management's Limited, as Manager of A-REIT
       [the Manager], may issue units arising from
       the conversion of the convertible securities
       notwithstanding that the general mandate may
       have ceased to be in force at the time the
       units are to be issued; where the terms of
       the issue of the convertible securities provide
       for adjustment to the number of convertible
       securities in the event of rights, bonus or
       other capitalization issues or any other events,
       the Manager may issue additional convertible
       securities notwithstanding that the general
       mandate may have ceased to be in force at the
       time the convertible securities are issued;
       and authorize the Manager, any Director of
       the Manager [the Director] and HSBC Institutional
       Trust Services [Singapore] Limited, as Trustee
       of A-REIT [the Trustee] to complete and do
       all such acts and things [including executing
       all such documents as may be required] as the
       Manager, such Director or, as the case may
       be, the Trustee may consider expedient or necessary
       or in the interests of A-REIT to give effect
       to the general mandate

E.2    Approve to supplement the Trust deed dated 09             Mgmt          For                            For
       OCT 2002 constituting A-REIT [as amended] with
       the Issue Price Supplement for the purpose
       of allowing the Manager to issue Units at the
       VWAP for the period of between 10 Business
       Days to 30 Business Days if the Manager reasonably
       believes that the VWAP for the period of 10
       Business Days immediately preceding the date
       of issue of the Units does not provide a fair
       reflection of the market price of a Unit and
       a longer VWAP period will better reflect the
       fair market price of the Unit in the manner
       as specified; and authorize the Manager, any
       Director and the Trustee to complete and do
       all such acts and things [including executing
       all such documents as may be required] as the
       Manager, such Director or, as the case may
       be, the Trustee may consider expedient or necessary
       or in the interests of A-REIT to give effect
       to the Issue Price Supplement




--------------------------------------------------------------------------------------------------------------------------
 ASCOPIAVE S.P.A., TREVISO                                                                   Agenda Number:  701872485
--------------------------------------------------------------------------------------------------------------------------
        Security:  T0448P103
    Meeting Type:  MIX
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  IT0004093263
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

A.1    Receive the report on the Management and balance          Mgmt          No Action
       sheet as of 31 DEC 2008, report of the Board
       of Auditors and auditing Company, related and
       consequential resolutions, presentation of
       the consolidated balance sheet as of 31 DEC
       2008

A.2    Approve the proposal of integration to the emoluments     Mgmt          No Action
       of the Auditing Company Ernst and Young for
       financial years 2008, 2009, 2010, 2011, 2012,
       2013, 2014

E.1    Amend the Article 4 [business purpose] of the             Mgmt          No Action
       Corporate Bylaws for adjustment to deliberations
       of the light and gas authority concerning the
       functional unbundling, related and consequential
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 ASHMORE GROUP PLC, LONDON                                                                   Agenda Number:  701722870
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0609C101
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  GB00B132NW22
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements for            Mgmt          For                            For
       the YE 30 JUN 2008, together with the reports
       of the Directors' and the Auditors thereon

2.     Approve a final dividend of 8.34p per ordinary            Mgmt          For                            For
       share for the YE 30 JUN 2008

3.     Re-elect Mr. Nick Land as a Director of the               Mgmt          For                            For
       Company

4.     Re-elect Mr. Graeme Dell as a Director of the             Mgmt          For                            For
       Company

5.     Re-elect Mr. Jonathan Asquith as a Director               Mgmt          For                            For
       of the Company

6.     Approve the remuneration report for the YE 30             Mgmt          Against                        Against
       JUN 2008

7.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          Against                        Against
       the Company to hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the Company and authorize the
       Directors to agree their remuneration

8.     Authorize the Company and all Companies that              Mgmt          For                            For
       are any time during the period for which this
       resolution has effect subsidiaries of the Company,
       in accordance with Section 366 of the Companies
       Act 2006: to make political donations [as defined
       in Section 364 of the Companies Act 2006] to
       political parties or independent political
       candidates [as defined in Section 363 of the
       Companies Act 2006], not exceeding GBP 20,000
       in total; to make political donations [as defined
       in Section 364 of the Companies Act 2006] to
       political organizations other than political
       parties [as defined in Section 363 of the Companies
       Act 2006], not exceeding GBP 20,000 in total;
       and to incur political expenditure [as defined
       in Section 365 of the Companies Act 2006],
       not exceeding GBP 20,000 in total; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or on 29 APR 2010],
       in any event, the aggregate amount of political
       donations and political expenditure made or
       incurred pursuant to this resolution shall
       not exceed GBP 60,000

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and pursuant to Section
       80 of the Companies Act 1985, to allot relevant
       securities [Section 80 of the Companies Act
       1985] up to an aggregate nominal amount of
       GBP 19,107.50; [Authority expires the earlier
       of the next AGM of the Company or 30 APR 2009];
       and the Directors may allot the relevant securities
       in pursuance of such offer or agreement as
       if the authority conferred hereby had not expired

S.10   Authorize the Directors, for the purposes of              Mgmt          For                            For
       Article 10 of the Company's Articles of Association,
       pursuant to Section 95 of the Companies Act
       1985, to allot equity securities [Section 94
       of the Companies Act 1985] for cash pursuant
       to the authority conferred on the Directors
       by Resolution 9 above and/or where such allotment
       constitutes an allotment of equity securities
       by virtue of Section 94(3A) of the Companies
       Act 1985, disapplying the statutory pre-emption
       rights [Section 89(1) of the Companies Act
       1985], provided that this power is limited
       to the allotment of equity securities: a) in
       connection with an issue in favor of ordinary
       shareholders; b) up to an aggregate nominal
       amount of GBP 3,544.62; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 29 APR 2010]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Company, conditional on Resolution          Mgmt          For                            For
       12 being passed, for the purposes of Section
       701 of the Companies Act 2006, to make market
       purchases [Section 693 of the Companies Act
       2006] of up to 70,892,500 ordinary shares of
       0.01p each in the Company, at a minimum price
       of 0.01p per share and an amount equal to 105%
       of the average of the middle market quotations
       for an ordinary share as derived from the London
       Stock Exchange Daily Official List, for the
       5 business days; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 29 APR 2010]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

12.    Approve the waiver by the Panel on Takeovers              Mgmt          For                            For
       and Mergers of any obligation that could arise,
       pursuant to Rule 9 of the City Code on Takeovers
       and Mergers, for Mr. Mark Coombs to make a
       general offer for all the ordinary issued share
       capital of the Company, following any increase
       in the percentage of shares of the Company
       carrying voting rights in which Mr. Mark Coombs
       is interested resulting from the exercise by
       the Company of the authority to purchase its
       own ordinary shares granted to the Company
       pursuant to resolution S.11, subject to the
       following limitations and provisions: no approval
       for such waiver is given where the resulting
       interest of Mr. Mark Coombs exceeds 47.54%
       or more of the shares of the Company carrying
       voting rights; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 29 APR 2010]

S.13   Adopt, the Articles of Association produced               Mgmt          For                            For
       to the meeting and initialed by the chairman
       of the meeting for the purpose of identification,
       the Articles of Association of the Company
       in substitution for and to the exclusion of,
       the existing Articles of Association

       PLEASE NOTE THAT RESOLUTION 12 WILL BE VOTED              Non-Voting    No vote
       ON ONLY BY THE INDEPENDENT SHAREHOLDERS OF
       THE COMPANY AND WILL BE TAKEN BY POLL. THANK
       YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITIONAL     Non-Voting    No vote
       COMMENT. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ASHTEAD GROUP PLC                                                                           Agenda Number:  701664244
--------------------------------------------------------------------------------------------------------------------------
        Security:  G05320109
    Meeting Type:  OGM
    Meeting Date:  07-Aug-2008
          Ticker:
            ISIN:  GB0000536739
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Company, pursuant to Section 166            Mgmt          For                            For
       of the Companies Act 1985 and in addition and
       without prejudice to all subsisting authorities,
       to make market purchases [Section 163(3) of
       the Companies Act 1985] of ordinary shares
       in the capital of the Company in such manner
       and on such terms as the Directors may from
       time to time determine provided that, the maximum
       aggregate number of ordinary shares authorized
       to be acquired under this authority is 25,703,094
       representing 4.99% of the issued ordinary share
       capital of the Company [excluding treasury
       shares] as at 10 JUL 2008 and; at a minimum
       price of 10 pence [being the nominal value
       of an ordinary share] and an amount equal to
       105% of the average of the middle market prices
       for an ordinary share as derived from The London
       Stock Exchange Daily Official List, over the
       previous 5 business days immediately preceding
       the date on which the ordinary share is agreed
       to be purchased, and the higher of the price
       of the last independent trade and the highest
       current independent bid on the London Stock
       Exchange Official List at the time the purchase
       is carried out; [Authority expires at the conclusion
       of the next AGM of the Company]; and the Company,
       before the expiry, may make an offer or agreement
       to purchase its own ordinary shares which will
       or may be executed wholly or partly after such
       expiry




--------------------------------------------------------------------------------------------------------------------------
 ASHTEAD GROUP PLC                                                                           Agenda Number:  701675437
--------------------------------------------------------------------------------------------------------------------------
        Security:  G05320109
    Meeting Type:  AGM
    Meeting Date:  23-Sep-2008
          Ticker:
            ISIN:  GB0000536739
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the accounts for the YE 30 APR 2008, the            Mgmt          For                            For
       Directors report and the Auditors report

2.     Declare a final dividend of 1.675 pence per               Mgmt          For                            For
       ordinary share for the YE 30 APR 2008

3.     Re-elect Mr. C. Cole as a Director of the Company         Mgmt          For                            For

4.     Re-elect Mr. G. Drabble as a Director of the              Mgmt          For                            For
       Company

5.     Re-elect Mr. I. Robson as a Director of the               Mgmt          For                            For
       Company

6.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company, and authorize the Directors
       to fix their remuneration

7.     Approve the Directors' remuneration report                Mgmt          For                            For

8.     Authorize the Directors to allot relevant securities      Mgmt          For                            For
       under Section 80 of the Companies Act 1985

9.     Approve the amended Ashtead Group Performance             Mgmt          For                            For
       Share Plan 2004

S.10   Adopt the amended Articles of Association                 Mgmt          For                            For

S.11   Authorize the Directors to disapply the provisions        Mgmt          For                            For
       of Section 89[1] of the Companies Act 1985

S.12   Authorize the Directors to make market purchases          Mgmt          For                            For
       of the Company's shares under Section 166 of
       the Companies Act 1985

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ASICS CORPORATION                                                                           Agenda Number:  701994306
--------------------------------------------------------------------------------------------------------------------------
        Security:  J03234150
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3118000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Treasury      Shares for Odd-Lot Purchases

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ASKUL CORPORATION                                                                           Agenda Number:  701663850
--------------------------------------------------------------------------------------------------------------------------
        Security:  J03325107
    Meeting Type:  AGM
    Meeting Date:  05-Aug-2008
          Ticker:
            ISIN:  JP3119920001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Directors




--------------------------------------------------------------------------------------------------------------------------
 ASM INTL N V                                                                                Agenda Number:  701940466
--------------------------------------------------------------------------------------------------------------------------
        Security:  N07045102
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  NL0000334118
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 564348 DUE TO CHANGE IN RECORD DATE AND
       CHANGE IN VOTING STATUS. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING.  THANK YOU.

1.     Opening of the general meeting and announcements          Non-Voting    No vote

2.     Report of the Managing Board on the FY 2008               Non-Voting    No vote

3.     Approve the annual accounts on the FY 2008                Mgmt          For                            For

4.     Dividend policy                                           Non-Voting    No vote

5.     Grant discharge the Managing Board in respect             Mgmt          Against                        Against
       of the duties performed during the past FY

6.     Grant discharge the Supervisory Board in respect          Mgmt          Against                        Against
       of the duties performed during the past FY

7.     Approve that the general meeting assigns Deloitte         Mgmt          For                            For
       Accountants B.V. as the Auditors responsible
       for auditing the financial accounts for the
       year 2009

8.A    Appoint Mr. Gertjan Kramer as a Member of the             Mgmt          For                            For
       Supervisory Board where all details as laid
       down in Article 2:158 Paragraph 5, Section
       2: 142 Paragraph 3 of the Dutch Civil Code
       are available for the general meeting of shareholders

8.B    Appoint Mr. Jan Lobbezoo as a Member of the               Mgmt          For                            For
       Supervisory Board where all details as laid
       down in Article 2:158 Paragraph 5, Section
       2: 142 Paragraph 3 of the Dutch Civil Code
       are available for the general meeting of shareholders

9.     Authorize the Managing Board, subject to the              Mgmt          For                            For
       approval of the Supervisory Board, to cause
       the Company to acquire its own shares for valuable
       consideration, up to a maximum number which,
       at the time of acquisition, the Company is
       permitted to acquire pursuant to the provisions
       of Section 98, Sub-section 2, of book 2 of
       the Netherlands Civil Code, such acquisition
       may be effected by means of any type of contract,
       including stock exchange transactions and private
       transactions, the price must lie between the
       nominal value and an amount equal to 110% of
       the market price, by 'market price' is understood
       the average of the highest prices reached by
       the shares on each of the five stock exchange
       business days preceeding the date of acquisition,
       as evidenced by the official price list of
       Euronext Amsterdam NV, the authorization will
       be valid for a period of 18 months, commencing
       on 14 MAY 2009

10.A   Authorize the Managing Board, subject to the              Mgmt          For                            For
       approval of the Supervisory Board designated
       for a period of 18 months as the body which
       is authorized to resolve to issue shares up
       to a number of shares not exceeding the number
       of unissued shares in the capital of the Company

10.B   Authorize the Managing Board under approval               Mgmt          For                            For
       of the Supervisory Board as the sole body to
       limit or exclude the pre emptive right on new
       issued shares in the Company

11.A   Approve to cancel 21,985 preferred shares currently       Mgmt          For                            For
       outstanding

       PLEASE NOTE THAT 11B IS A CONDITIONAL ITEM AND            Non-Voting    No vote
       WILL ONLY BE VOTED IF THE GENERAL MEETING OF
       SHAREHOLDERS HAS VOTED IN FAVOR OF AGENDA ITEM
       11A. THANK YOU.

11.B   Grant an option to Stichting Continuiteit ASM             Mgmt          Against                        Against
       international to acquire 21,985 preferred shares

12.    Approve to cancel 2,553,000 common shares with            Mgmt          For                            For
       a nominal value of EUR 0.04 in the capital
       of the Company

13.    Any other business                                        Non-Voting    No vote

14.    Closing of the general meeting                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ASM PAC TECHNOLOGY LTD                                                                      Agenda Number:  701858043
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0535Q133
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  KYG0535Q1331
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the Audited consolidated financial      Mgmt          For                            For
       statements of the Company and the reports of
       the Directors and the Auditor for the YE 31
       DEC 2008

2.     Declare a final dividend of HKD 0.50 per share            Mgmt          For                            For
       for the YE 31 DEC 2008

3.1    Re-elect Mr. Lee Wai Kwong as a Director                  Mgmt          Against                        Against

3.2    Re-elect Mr. Chow Chuen, James as a Director              Mgmt          Against                        Against

3.3    Re-elect Mr. Lok Kam Chong, John as a Director            Mgmt          For                            For

3.4    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditor        Mgmt          Against                        Against
       and authorize the Board of Directors to fix
       their remuneration

5.     Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors], subject to this Resolution, during
       the relevant period [as specified] of all the
       powers of the Company to repurchase its own
       shares on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by The Securities
       and Futures Commission of Hong Kong [the Securities
       and Futures Commission] and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and the rules and
       regulations of the Securities and Futures commission
       and the Stock Exchange or of any other stock
       exchange as amended from time to time; (b)
       the aggregate nominal amount of the share capital
       of the Company to be repurchased or agreed
       to be repurchased by the Company pursuant to
       the approval in this Resolution during the
       relevant period shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       of this Resolution and the said approval be
       limited accordingly; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the Company
       is required laws to be held]

6.     Amend the existing provision of Rule 2.1.1,               Mgmt          For                            For
       Rule 4.1 and Rule 8.2 of the Employee Share
       Incentive Scheme; and authorize the Directors
       of the Company to take all necessary actions
       and sign all documents n behalf of the Company
       to give full effect to the amendments to the
       Scheme as specified in this Resolution

S.7    Amend the Articles 1, 7.2.3, 11, 28.1.3, 30,              Mgmt          For                            For
       31, 37, 46.4, 60, 61, 62, 63, 64, 65, 66, 68,
       69, 70, 71, 73, 74, 76, 77, 110.2.7, 110.3,
       122, 125, 126, 136, 137, 153, 154, 155, 158.2
       and 161 of the Articles of Association of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 ASTALDI SPA                                                                                 Agenda Number:  701856683
--------------------------------------------------------------------------------------------------------------------------
        Security:  T0538F106
    Meeting Type:  OGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  IT0003261069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the balance sheet report as of 31 DEC             Mgmt          No Action
       08, resolutions related thereto

2.     Appoint the internal Auditors for 3 years term            Mgmt          No Action
       2009-2011, resolutions related thereto

3.     Approve the purchase and sale of own shares               Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ASTRAL MEDIA INC                                                                            Agenda Number:  701768028
--------------------------------------------------------------------------------------------------------------------------
        Security:  046346201
    Meeting Type:  MIX
    Meeting Date:  09-Dec-2008
          Ticker:
            ISIN:  CA0463462014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTIONS
       3, 4 AND 5 AND 'IN FAVOR' OR 'ABSTAIN' ONLY
       FOR RESOLUTION NUMBERS 1.1 TO 1.14 AND 2. THANK
       YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       of the Corporation for the FYE 31 AUG 2008,
       together with the report of the Auditors thereon

1.1    Elect Mr. Normand Beauchamp as a Director of              Mgmt          For                            For
       the Corporation

1.2    Elect Mr. Austin C. Beutel as a Director of               Mgmt          For                            For
       the Corporation

1.3    Elect Mr. Paul A. Bronfman as a Director of               Mgmt          For                            For
       the Corporation

1.4    Elect Mr. Andre Bureau as a Director of the               Mgmt          For                            For
       Corporation

1.5    Elect Mr. Jack L. Cockwell as a Director of               Mgmt          For                            For
       the Corporation

1.6    Elect Mr. George A. Cohon as a Director of the            Mgmt          For                            For
       Corporation

1.7    Elect Mr. Paul V. Godfrey as a Director of the            Mgmt          For                            For
       Corporation

1.8    Elect Mr. Ian Greenberg as a Director of the              Mgmt          For                            For
       Corporation

1.9    Elect Mr. Sidney Greenberg as a Director of               Mgmt          For                            For
       the Corporation

1.10   Elect Mr. Stephen Greenberg as a Director of              Mgmt          For                            For
       the Corporation

1.11   Elect Mr. Sidney M. Horn as a Director of the             Mgmt          For                            For
       Corporation

1.12   Elect Ms. Mila P. Mulroney as a Director of               Mgmt          For                            For
       the Corporation

1.13   Elect Mr. Timothy R. Price as a Director of               Mgmt          For                            For
       the Corporation

1.14   Elect Mr. Gary Slaight as a Director of the               Mgmt          For                            For
       Corporation

2.     Re-appoint Ernst & Young LLP, Chartered Accountants,      Mgmt          For                            For
       Montreal, as the Auditors of the Corporation

3.     Approve the unallocated entitlements under the            Mgmt          For                            For
       key Employee Stock Option Plan and under the
       Restricted Share Unit Plan

4.     Approve the amendments to the Key Employee Stock          Mgmt          For                            For
       Option Plan and to the Restricted Share Unit
       Plan

5.     Adopt the resolution as specified in the Schedule         Mgmt          For                            For
       A to the accompanying Management Proxy as specified
       and to confirm the amendment to By-law No.1
       of the Corporation as specified

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ASX LIMITED                                                                                 Agenda Number:  701687874
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0604U105
    Meeting Type:  AGM
    Meeting Date:  24-Sep-2008
          Ticker:
            ISIN:  AU000000ASX7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, Directors' report           Non-Voting    No vote
       and Auditor's report for ASX and its controlled
       entities for the YE 30 JUN 2008

2.     Receive the financial report and the Auditor's            Non-Voting    No vote
       report for the National Guarantee Fund for
       the YE 30 JUN 2008

3.     Adopt the remuneration report for the YE 30               Mgmt          No vote
       JUN 2008

       PLEASE NOTE THAT ALTHOUGH THERE ARE 3 CANDIDATES          Non-Voting    No vote
       TO BE ELECTED AS DIRECTORS, THERE ARE ONLY
       2 VACANCIES AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 2 OF THE 3 DIRECTORS.
       THANK YOU.

4.a    Elect Mr. Stephen Mayne as a Director of ASX              Shr           No vote

4.b    Re-elect Mr. Russell Aboud as a Director of               Mgmt          No vote
       ASX, who retires by rotation

4.c    Re-elect Mr. Trevor Rowe as a Director of ASX,            Mgmt          No vote
       who retires by rotation

5.     Appoint PricewaterhouseCoopers as the Auditor             Mgmt          No vote
       of ASX to take effect from time at which the
       resignation of KPMG as the Auditor takes effect




--------------------------------------------------------------------------------------------------------------------------
 ATEA ASA                                                                                    Agenda Number:  701888743
--------------------------------------------------------------------------------------------------------------------------
        Security:  R0728G106
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  NO0004822503
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect the Chairperson for the meeting                     Mgmt          For                            For

2.     Elect an individual to sign the minutes jointly           Mgmt          For                            For
       with the Chairperson

3.     Approve the notice of the meeting and agenda              Mgmt          For                            For

4.     Receive the report from the Chief Executive               Mgmt          For                            For
       Officer

5.     Approve the financial statements and annual               Mgmt          For                            For
       report for 2008 for the Parent Company and
       Group, including YE allocations

6.     Approve the distribution of dividend                      Mgmt          For                            For

7.     Approve the Auditor's fees                                Mgmt          For                            For

8.     Adopt the remuneration to be paid to Board Members        Mgmt          For                            For

9.     Elect the Members to the Nomination Committee             Mgmt          For                            For
       and approve to determine their remuneration

10.    Approve the declaration and guidelines in accordance      Mgmt          For                            For
       with Section 6-16 A of the Norwegian Public
       Limited liability Companies Act

11.    Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital in connection with the fulfillment
       of the Company's Share Option Programme

12.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital pursuant to Section 10-14
       of the Norwegian Public Limited liability Companies
       Act

13.    Authorize the Board of Directors to raise convertible     Mgmt          For                            For
       loan pursuant to Section 11-8 of the Norwegian
       Public Limited liability Companies Act

14.    Authorize the Board of Directors to buy back              Mgmt          For                            For
       shares in ATEA pursuant to Section 9-4 of the
       Norwegian Public Limited liability Companies
       Act




--------------------------------------------------------------------------------------------------------------------------
 ATHENS WATER & SEWAGE PUBLIC CO (EYDAP)                                                     Agenda Number:  701959732
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0257L107
    Meeting Type:  OGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  GRS359353000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements for               Mgmt          No Action
       2008 along with the Board of Director's and
       the Auditor's reports

2.     Approve the dismissal of Board of Director's              Mgmt          No Action
       and the Auditor's from every compensational
       liability for 2008

3.     Approve the dividend distribution and of its              Mgmt          No Action
       key dates

4.     Approve the President's and Managing Consultant's         Mgmt          No Action
       salaries for 2008 and pre-approval of them
       for 2009

5.     Approve the Board of Director's remunerations             Mgmt          No Action
       and pre-approval of them for 2009

6.     Elect 2 Ordinary and Substitute Chartered Auditors        Mgmt          No Action
       and approve their remunerations

7.     Approve the validation of the election of Board           Mgmt          No Action
       of Director's Member in replacement of the
       resigned one and appoint of its Independent
       Member

8.     Appoint the Board of Director's Members for               Mgmt          No Action
       the constitution of the Audit Committee

9.     Various announcements                                     Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ATRIUM EUROPEAN REAL ESTATE LIMITED                                                         Agenda Number:  701777786
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0621C105
    Meeting Type:  EGM
    Meeting Date:  19-Dec-2008
          Ticker:
            ISIN:  AT0000660659
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 522538 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THE BANK AUSTRIA REQUIRES A              Non-Voting    No vote
       PROXY FORM TO BE FILLED FOR THIS MEETING. PLEASE
       CONTACT THE CLIENT REPRESENTATIVE TO OBTAIN
       THE ADDRESSES OF THE SUBCUSTODIANS FOR THEIR
       ACCOUNTS. THANK YOU

S.1    Authorize the Atrium European Real Estate Limited         Mgmt          For                            For
       [the Company] to arrange through Atrium European
       Real Estate Nominees Limited for the purchase
       of acquired certificates as hereinafter defined
       within the limits stated in this resolution,
       in accordance with Articles 55 and 57 of the
       Companies [jersey] Law 1991 [the law] to repurchase
       from Atrium European Real Estate Nominees Limited,
       for the consideration paid by Atrium European
       Real Estate Nominees Limited for the corresponding
       acquired certificates, up to 50,000,000 ordinary
       shares of the Company represented by the Acquired
       Certificates, as contemplated by the contingent
       purchase agreement tabled by the Chairman of
       this meeting and initialed for the purposes
       of identification, [Authority expires on the
       date of the next AGM of the Company but in
       any event no later than 18 months after the
       passing of this resolution] references in this
       resolution to the 'Acquired Certificates' mean
       the Austrian depository certificates representing
       ordinary shares of the Company acquired from
       time to time by Atrium European Real Estate
       Nominees Limited where the maximum number of
       such certificates acquired shall be 50,000,000,
       the consideration payable for any such purchase
       will not be less than 1% per Acquired Certificate
       or higher than EUR 10 per Acquired Certificate
       and such contingent Purchase Agreement to be
       entered into between the Company and Atrium
       European Real Estate Nominees Limited in accordance
       with Articles 55 and 57 of the Law




--------------------------------------------------------------------------------------------------------------------------
 ATRIUM EUROPEAN REAL ESTATE LIMITED                                                         Agenda Number:  701846492
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0621C105
    Meeting Type:  EGM
    Meeting Date:  06-Apr-2009
          Ticker:
            ISIN:  AT0000660659
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

s.1    Amend the By-Laws                                         Mgmt          Against                        Against

s.2    Approve the purchase of special voting shares             Mgmt          For                            For
       from CPI CEE Limited, CPI CEE Coinvest 1, 2
       and 3 Limited and Gazit Midas Limited

3.     Approve the issuance of an Employee Share Option          Mgmt          Against                        Against
       Plan

4.     Approve the issuance of a purchase and option             Mgmt          For                            For
       agreement between the Company and CPI CEE Limited,
       CPI CEE Coinvest 1, 2 and 3 Limited and Gazit
       Midas Limited

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF, CHANGE IN BLOCKING
       AND RECEIPT OF ADDITIONAL COMMENT. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE BE ADVISED THAT A SPECIAL MEETING-SPECIFIC         Non-Voting    No vote
       PROXY FORM IS REQUIRED FOR THIS MEETING. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS OR NEED ANY ASSISTANCE
       CONCERNING THE SUBMISSION OF THE PROXY FORM.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ATRIUM EUROPEAN REAL ESTATE LIMITED                                                         Agenda Number:  701930023
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0621C105
    Meeting Type:  AGM
    Meeting Date:  18-May-2009
          Ticker:
            ISIN:  AT0000660659
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT A SPECIAL PROXY FORM IS REQUIRED         Non-Voting    No vote
       FOR THIS MEETING. YOUR GLOBAL CUSTODIAN MAY
       ALSO COMPLETE THIS FORM ON BEHALF OF YOUR POSITIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVES
       TO FIND OUT IF YOUR GLOBAL CUSTODIAN WILL BE
       SUBMITTING THIS FORM FOR YOU. OTHERWISE, YOU
       WILL NEED TO COMPLETE AND SUBMIT THE PROXY
       FORM TO YOUR SUBCUSTODIAN BANK. PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE TO OBTAIN
       THE MAILING ADDRESS OF YOUR SUBCUSTODIAN. THANK
       YOU.

S.1.1  Approve, Atrium European Real Estate Limited              Mgmt          Against                        Against
       proposing to arrange through Atrium European
       Real Estate Nominees Limited for the purchase
       of Acquired Certificates [as defined below]
       within the limits stated in this resolution,
       in accordance with Article 57 of the Companies
       [Jersey] Law 1991 to repurchase from the Nominee,
       for the consideration paid by the Nominee for
       the corresponding Acquired Certificates [as
       defined below], up to 50,000,000 ordinary shares
       of the Company represented by the Acquired
       Certificates, as contemplated by the Contingent
       Purchase Agreement tabled by the Chairman of
       this meeting and initiated for the purposes
       of identification, such authority to expire
       on the date of the next AGM of the Company
       but in any event no later 18 months after the
       passing of this resolution; references in this
       resolution to the Acquired Certificates mean
       the Austrian depository certificates representing
       ordinary shares of the Company acquired from
       time to time by the Nominee where the maximum
       number of such certificates acquired shall
       be 50,000,000 and the consideration payable
       for any such purchase will not be less than
       EUR 0.01 per Acquired Certificate or higher
       than EUR 10.00 per Acquired Certificate

S.1.2  Approve the such contingent purchase agreement            Mgmt          Against                        Against
       to be entered into between the Company and
       the nominee in accordance with Article 57 of
       the Law

2.     Receive and approve the accounts of the Company           Mgmt          For                            For
       for the YE 31 DEC 2009 and the report of the
       Directors and Auditors thereon

3.     Re-appoint KPMG Channel Islands Limited as the            Mgmt          For                            For
       Company's Auditors

4.     Authorize the Directors to agree the Auditors             Mgmt          Abstain                        Against
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 AUCKLAND INTERNATIONAL AIRPORT LTD                                                          Agenda Number:  701721816
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q06213104
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  NZAIAE0001S8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Chairman's introduction                                   Non-Voting    No vote

       Chief Executive Officer's review                          Non-Voting    No vote

       Receive the financial statements of the Company           Non-Voting    No vote
       for the YE 30 JUN 2008 together with the Directors'
       and the Auditor's reports to shareholders

1.     Re-elect Mr. Anthony Frankham as a Director               Mgmt          For                            For
       of the Company, who retires by rotation

2.     Re-elect Mr. Keith Turner as a Director of the            Mgmt          For                            For
       Company, who retires by rotation

3.     Authorize the Directors to fix the fees and               Mgmt          Against                        Against
       the expenses of the Auditor

       Any other matter                                          Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AURIGA INDUSTRIES A/S                                                                       Agenda Number:  701849917
--------------------------------------------------------------------------------------------------------------------------
        Security:  K0834D101
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  DK0010233816
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the report by the Board of Directors              Mgmt          For                            For
       on Auriga's activities in the past FY

2.     Receive the annual report for 2008 with Auditor's         Mgmt          For                            For
       report for adoption, including resolution about
       discharge of obligations of the Board of Executives
       and the Board of Directors and the remuneration
       for the Board of Directors

3.     Approve the appropriation of profits or coverage          Mgmt          For                            For
       of losses in accordance with the adopted annual
       report and to pay a dividend of DKK 5.75  per
       share of DKK 10

4.     Re-elect Messrs. Povl Krogsgaard-Larsen, Torben           Mgmt          For                            For
       Skriver Frandsen, Johannes Jacobsen, Karl Anker
       Jorgensen and Jan Stranges; and elect Mr. Erik
       Hojsholt as a new Member of the Board of Directors;
       and Mr. Ole Steen Andersen has informed the
       Board of Directors that he wishes no re-election

5.     Re-appoint Deloitte Statsautoriseret RevisionsaktieselskabMgmt          For                            For
       as the Auditor of the Company

6.1.1  Approve to change Article 4.2 of the Articles             Mgmt          For                            For
       of Association as specified

6.1.2  Approve to change Article 6.1 of the Articles             Mgmt          For                            For
       of Association as specified

6.1.3  Approve to change Article 6.2 of the Articles             Mgmt          For                            For
       of Associatio as specified

6.1.4  Approve to change Article 12 of the Articles              Mgmt          For                            For
       of Association as specified

6.1.5  Approve to change Article 7.4 of the Articles             Mgmt          For                            For
       of Association as specified

6.2    Authorise Board of Directors requests that,               Mgmt          For                            For
       in the period up until the next OGM, the company
       be acquire treasury shares with a nominal value
       of up to 10 per cent of the share capital,
       the price of acquisition of such treasury shares
       not deviating by more than 10 per cent from
       the market price applicable at an time, cf.
       Section 48 of the Danish Companies Act [Aktieselskabsloven]




--------------------------------------------------------------------------------------------------------------------------
 AUSTEREO GROUP LTD                                                                          Agenda Number:  701730310
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0741V115
    Meeting Type:  AGM
    Meeting Date:  13-Nov-2008
          Ticker:
            ISIN:  AU000000AEO6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.     To consider the Directors' report and financial           Non-Voting    No vote
       statements of the Company for the period ended
       30 JUN 2008

B.     Approve the remuneration report of the Company            Mgmt          Against                        Against
       for the YE 30 JUN 2008

C.i    Re-elect Mr. John R. Kirby as a Director, who             Mgmt          Against                        Against
       retires by rotation in accordance with Clause
       58.1 of the Constitution

C.ii   Re-elect Mr. R. David Mattingly as a Director,            Mgmt          For                            For
       who retires by rotation in accordance with
       Clause 58.1 of the Constitution

C.iii  Re-elect Mr. Christopher J. Newman as a Director,         Mgmt          For                            For
       who retires by rotation in accordance with
       Clause 58.1 of the Constitution




--------------------------------------------------------------------------------------------------------------------------
 AUSTEVOLL SEAFOOD ASA, STOREBO                                                              Agenda Number:  701946949
--------------------------------------------------------------------------------------------------------------------------
        Security:  R0814U100
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  NO0010073489
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the general meeting by the Chairman            Mgmt          For                            For
       of the Board of Directors

2.     Appoint the Chairperson                                   Mgmt          For                            For

3.     Approve the names of 2 shareholders present               Mgmt          For                            For
       to co-sign the minutes of the general meeting

4.     Approve the notice and agenda                             Mgmt          For                            For

5.     Receive the annual accounts for 2008 and the              Mgmt          For                            For
       Auditor's report

6.     Approve the Board Members' and Auditor's remuneration     Mgmt          For                            For
       for 2008

7.     Acknowledge that no Board Members are subject             Mgmt          For                            For
       to be elected this year

8.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the Company's share capital

9.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to purchase own shares

10.    Approve the declaration by the Board regarding            Mgmt          For                            For
       salaries and other remuneration to leading
       personnel, ref. the Public Limited Companies
       Act Section 6-16A ref. Section 5-6

11.    Approve the information about the Company's               Mgmt          For                            For
       status by the Managing Director, Mr. Arne Mogster




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALAND PROPERTY GROUP                                                                   Agenda Number:  701846581
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q07932108
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  AU000000ALZ7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial reports of             Mgmt          Abstain                        Against
       AHL, APT, APT4 and APT5 and the reports of
       the Directors and of the Auditor thereon in
       respect of the YE 31 DEC 2008

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       THE COMPANY. THANK YOU.

2.     Adopt the AHL remuneration report for the YE              Mgmt          Against                        Against
       31 DEC 2008

3.1    Re-elect Mr. Paul Dean Isherwood as a Director            Mgmt          For                            For
       of AHL, who retire in accordance with Clause
       10.3 of the Constitution

3.2    Re-elect Mr. Ee Chee Hong as a Non-Executive              Mgmt          For                            For
       Director of AHL, who retire in accordance with
       Clause 10.8 of the Constitution

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       THE COMPANY AND THE TRUSTS. THANK YOU.

4.     Approve, for all purposes, for: a) the granting           Mgmt          For                            For
       of 3,571,000 Performance Rights to Mr. Robert
       Johnston in relation to the 2009 offer under
       the Australand Performance Rights Plan; b)
       the issue or transfer of Australand staple
       securities to Mr. Johnston upon vesting of
       the performance rights, as specified




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIAN INFRASTRUCTURE FUND                                                              Agenda Number:  701714570
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q09994106
    Meeting Type:  AGM
    Meeting Date:  29-Oct-2008
          Ticker:
            ISIN:  AU000000AIX8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the reports              Non-Voting    No vote
       of the Directors and the Auditor for the FYE
       30 JUN 2008

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       COMPANY ONLY. THANK YOU

2.     Re-elect Mr. Robert Humphris OAM as a Director            Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution

3.     Re-elect Mr. Robert Tsenin as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

4.     Elect Mr. Steve Boulton as a Director of the              Mgmt          For                            For
       Company, appointed by the Board since the last
       AGM, retires in accordance with the Company's
       Constitution

5.     Adopt the remuneration report for the FYE 30              Mgmt          For                            For
       JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIAN PHARMACEUTICAL INDUSTRIES LTD                                                    Agenda Number:  701789109
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1075Q102
    Meeting Type:  AGM
    Meeting Date:  20-Jan-2009
          Ticker:
            ISIN:  AU000000API4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the financial report              Non-Voting    No vote
       of the Company and its controlled entities
       and the reports of the Directors and the Auditors
       for the YE 31 AUG 2008

2.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       AUG 2008

3.     Re-elect Mr. Peter Robinson as a Director who             Mgmt          For                            For
       retires by rotation in accordance with the
       Company's constitution

4.     Elect Ms. Lee Ausburn as a Director who retires           Mgmt          For                            For
       as a Director in accordance with the Company's
       constitution

5.     Authorize the Directors to establish and maintain         Mgmt          For                            For
       a dividend reinvestment plan in respect of
       dividends distributed by the Company on such
       terms and conditions as the Directors consider
       appropriate form time to time




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIAN WEALTH MANAGEMENT LTD                                                            Agenda Number:  701835843
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q11265107
    Meeting Type:  SCH
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  AU000000AUW5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the scheme of arrangement in relation             Mgmt          For                            For
       to the proposal to merge AWM and IOOF Holdings
       Ltd (IOOF) announced on 24 NOV 2008 [the Proposal]

       ANY INDIVIDUAL OR RELATED PARTY TO ANY SPECIFIC           Non-Voting    No vote
       VOTE EXCLUSION WHICH HAS OBTAINED BENEFIT OR
       DOES EXPECT TO OBTAIN FUTURE BENEFIT SHOULD
       NOT VOTE (OR VOTE "ABSTAIN") FOR THE RELEVANT
       PROPOSAL ITEMS.




--------------------------------------------------------------------------------------------------------------------------
 AUSTRIAN AIRLINES AG, WIEN                                                                  Agenda Number:  701844741
--------------------------------------------------------------------------------------------------------------------------
        Security:  A07126138
    Meeting Type:  OGM
    Meeting Date:  14-Apr-2009
          Ticker:
            ISIN:  AT0000620158
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of Board of Directors on               Mgmt          No Action
       losses

2.     Approve the presentation of annual statement              Mgmt          No Action
       of accounts for Company and Corporate Group
       include report of Board of Directors and Supervisory
       Board

3.     Approve the activities undertaken by Board of             Mgmt          No Action
       Directors and Supervisory Board

4.     Approve the remuneration for the Supervisory              Mgmt          No Action
       Board

5.     Elect the balance sheet Auditor                           Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 AUTOBACS SEVEN CO.,LTD.                                                                     Agenda Number:  701991172
--------------------------------------------------------------------------------------------------------------------------
        Security:  J03507100
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3172500005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AUTONOMY CORPORATION PLC, CAMBRIDGE                                                         Agenda Number:  701835057
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0669T101
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  GB0055007982
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts of the Company             Mgmt          For                            For
       for the FYE 31 DEC 2008 together with the Directors
       report, the Directors remuneration report and
       the Auditors report on those accounts and the
       auditable part of the remuneration report

2.     Approve the Directors remuneration report included        Mgmt          For                            For
       in the annual report and accounts for the YE
       31 DEC 2008

3.     Re-elect Mr. Richard Gaunt as a Director of               Mgmt          For                            For
       the Company

4.     Re-elect Mr. Richard Perle as a Director of               Mgmt          For                            For
       the Company

5.     Re-elect Mr. John McMonigall as a Director of             Mgmt          For                            For
       the Company

6.     Re-appoint Deloitte LLP as the Auditors of the            Mgmt          For                            For
       Company in accordance with Section 489 of the
       Companies Act 2006 [the '2006 Act'] to hold
       office until the conclusion of the next general
       meeting at which the accounts of the Company
       are laid

7.     Authorize the Directors of the Company to determine       Mgmt          For                            For
       the Auditors remuneration for the ensuing year

8.     Authorize the Directors of the Company, in substitution   Mgmt          Against                        Against
       for all existing authorities pursuant to Section
       80 of the Companies Act 1985 [the Act] to extent
       not utilized at the date this resolution is
       passed, to allot relevant securities [Section
       80(2) of the Act]: a) up to an aggregate nominal
       amount of GBP 264,606.05 b) up to an aggregate
       nominal amount of GBP 264,606.05 in connection
       with a fully pre-emptive rights issue [as specified
       in the listing rules published by the financial
       services authority pursuant to Part VI of the
       financial services and markets Act 2000 ("FSMA")]
       to holders of equity securities, but subject
       to such exclusions or other arrangements as
       the Director of the Company may deem necessary
       or desirable in relation to fractional entitlement
       or legal or practical problems arising in,
       or pursuant to, the laws of any territory,
       or the requirements of any regulatory body
       or stock exchange in any territory; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company to be held in  2010
       or 15 months]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

9.     Approve, with effect from 00.001 a.m on 01 OCT            Mgmt          For                            For
       2009, all provisions in the Memorandum and
       Articles of Association of the Company as to
       the amount of the Company's authorized capital
       or settling the maximum amount of shares which
       may be allotted by the Company shall be revoked
       and be of no further force or effect

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 8 above, [in substitution for
       all other existing authorities pursuant to
       Section 95 of the Act to the extent not utilized
       at the date this  resolution to allot equity
       securities [Section 94(2) to Section 94(3A)
       of the Act] of the Company, for cash: a) pursuant
       to the authority conferred by Resolution 8[a]
       above as if Section 89[1] of the Act or any
       pre-emption provisions contained in the Company's
       Articles of Association[the 'Articles'] disapplying
       the statutory pre-emption rights, provided
       that this power is limited to the allotment
       of equity securities: i) in connection with
       a rights issue, open offer or other offers
       in favor of ordinary shareholders; ii) up to
       an aggregate nominal amount of GBP 39,690.91;
       and b) pursuant to the authority conferred
       by Resolution 8[b] above as if Section 89[1]
       of the Act or any pre-emption provisions contained
       in the Articles did not apply to any such allotment,
       provided that this power shall be limited to
       the allotment of equity securities in connection
       with any fully pre-emptive rights issue [as
       specified in the listing rules published by
       the financial services authority pursuant to
       Part VI of the FSMA] to holders of equity securities
       [as specified in Section 94 of the Act], in
       proportion to their respective entitlements
       to such equity securities, but subject to such
       exclusions or other arrangements as the Director
       of the Company may deem necessary or desirable
       in relation to fractional entitlement or legal
       or practical problems arising in, or pursuant
       to, the laws of any territory, or the requirements
       of any regulatory body or stock exchange in
       any territory; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       to be held in 2010 or 15 months]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Act, to purchase ordinary shares
       in the capital of the Company by way of market
       purchases [Section 163(3) of that Act] on the
       London Stock Exchange Plc on such terms and
       in such manner as the Directors of the Company
       determine, provided that: a) the maximum number
       of ordinary shares which may be purchased pursuant
       to this authority is 35,483,671 [representing
       approximately 14.9% of the issued share capital
       of the Company on 27 FEB 200] b) the minimum
       price which may be paid for each ordinary share
       is 1/3p c) the maximum price which may be paid
       for any ordinary shares is an amount equal
       to 105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       in 2010 or 15 months]; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.12   Amend, with effect form 0.01 a.m on 01 OCT 2009,          Mgmt          For                            For
       the Articles by deleting all the provisions
       of the Company's Memorandum of Association
       which, by virtue of Section 28 of the 2006
       Act, are to be treated as provisions of the
       Articles

S.13   Approve that the Company may hold general meetings        Mgmt          Against                        Against
       of shareholders [other than AGM] at not less
       than 14 clear days notice; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company in 2010 or 15 months]

S.14   Amend the Article 68 and a new Article 135A               Mgmt          Against                        Against
       as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AUTOSTRADA TORINO-MILANO SPA, TORINO                                                        Agenda Number:  701869553
--------------------------------------------------------------------------------------------------------------------------
        Security:  T06552102
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  IT0000084027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2009 AT 11.00 A.M. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the balance sheet for year 2008 and               Mgmt          No Action
       the Board of Director report on management,
       related and consequential resolutions; exam
       of the consolidated balance sheet for year
       2008

2.     Appoint the External Auditors                             Mgmt          No Action

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN TEXT OF RESOLUTION 2. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No Action




--------------------------------------------------------------------------------------------------------------------------
 AVEX GROUP HOLDINGS INC.                                                                    Agenda Number:  702003447
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0356Q102
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2009
          Ticker:
            ISIN:  JP3160950006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AWB FIN LTD                                                                                 Agenda Number:  701796469
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q12332104
    Meeting Type:  AGM
    Meeting Date:  10-Feb-2009
          Ticker:
            ISIN:  AU000000AWB5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's financial report, the               Non-Voting    No vote
       Director's report and the Auditor's report
       for the FYE 30 SEP 2008

2.A    Elect Mr. John Schmoll as a Director who retires          Mgmt          For                            For
       in accordance with the Company's Constitution

2.B    Elect Mr. Fred Grimwade as a Director who retires         Mgmt          For                            For
       in accordance with the Company's Constitution

3.     Adopt the remuneration report [which forms part           Mgmt          Against                        Against
       of the Directors' report] for the YE 30 SEP
       2008




--------------------------------------------------------------------------------------------------------------------------
 AWB LTD                                                                                     Agenda Number:  701661818
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q12332104
    Meeting Type:  EGM
    Meeting Date:  21-Aug-2008
          Ticker:
            ISIN:  AU000000AWB5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU                Non-Voting    No vote

S.1    Amend the constitution by omitting Article 2              Mgmt          For                            For

S.2    Amend, subject to the Special resolution 1 being          Mgmt          For                            For
       passed at this meeting and also at a meeting
       of A class shareholders in accordance with
       Article 4.1 of the Company's constitution,
       that the company, the Constitution by omitting
       paragraph (a) of the Article 12.17 and substituting
       the Articles 12.17, 12.18 and 12.19 apply despite
       anything else in this Constitution, Articles
       12.17, 12.18, and 12.19 will cease to apply
       on the date that is 3years after the date the
       Redemption event occurs




--------------------------------------------------------------------------------------------------------------------------
 AWB LTD                                                                                     Agenda Number:  701711827
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q12332104
    Meeting Type:  OGM
    Meeting Date:  22-Oct-2008
          Ticker:
            ISIN:  AU000000AWB5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Adopt the new Constitution of the Company as              Mgmt          For                            For
       specified, in substitution for the existing
       Constitution of the Company

2.a    Re-elect Mr. Steve Chamarettee as a Director,             Mgmt          For                            For
       who retires from office in accordance with
       the New Constitution

2.b    Re-elect Mr. Brendan Fitzgerald as a Director,            Mgmt          For                            For
       who retires from office in accordance with
       the New Constitution




--------------------------------------------------------------------------------------------------------------------------
 AXFOOD AB                                                                                   Agenda Number:  701810233
--------------------------------------------------------------------------------------------------------------------------
        Security:  W1051R101
    Meeting Type:  AGM
    Meeting Date:  10-Mar-2009
          Ticker:
            ISIN:  SE0000635401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the AGM                                        Mgmt          For                            For

2.     Elect Mr. Goran Ennerfelt as a Chairman of the            Mgmt          For                            For
       AGM

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda of the AGM                             Mgmt          For                            For

5.     Elect 1 or 2 persons to approve the minutes               Mgmt          For                            For

6.     Approve whether the AGM has been properly convened        Mgmt          For                            For

7.     Receive the annual report, the Auditors' report,          Mgmt          For                            For
       the consolidated accounts and the Auditors'
       report on the consolidated accounts

8.     Approve the address by the Managing Director              Mgmt          For                            For

9.     Questions from shareholders                               Mgmt          For                            For

10.A   Adopt the profit and loss statement and the               Mgmt          For                            For
       balance sheet, the consolidated profit and
       loss statement and the consolidated balance
       sheet

10.B   Approve a dividend of SEK 8 per share and 13              Mgmt          For                            For
       MAR 2009, as record date; provided the AGM
       adopts the proposal, Euroclear Sweden AB is
       expected to disburse dividends on 18 MAR 2009;
       the last day to trade in the Company's shares
       including a right to dividend is 10 MAR 2009

10.C   Grant discharge of liability to the Members               Mgmt          For                            For
       of the Board of Directors and the Managing
       Director

11.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 7 without Deputy Directors

12.    Approve the fees payable to the Members of the            Mgmt          For                            For
       Board of Directors of SEK 2,225,000 in total
       which shall be divided in the following way:
       SEK 500,000 to the Chairman of the Board of
       Directors, SEK 350,000 to the Vice Chairman
       of the Board of Directors and SEK 275,000 to
       each of the remaining non-employed Board Members;
       that no separate fees be paid for Committee
       assignments in addition to the aforementioned
       fees; and the fees to the Auditor shall be
       paid against approved account; and acknowledge
       that the Registered Auditing KPMG AB was elected
       as the Company's Auditor until the AGM 2012
       by the AGM in 2008, with authorized Auditor
       Mr. Thomas Thiel as the Auditor in charge

13.    Re-elect Messrs. Antonia Ax:son Johnson, Peggy            Mgmt          For                            For
       Bruzelius, Maria Curman, Annika Ahnberg, Fredrik
       Persson and Marcus Storch as the Board Members
       and elect Mr. Odd Reitan as the new Board Member

14.    Elect Mr. Fredrik Persson as the Chairman of              Mgmt          For                            For
       the Board of Directors

15.    Appoint the Nomination Committee                          Mgmt          For                            For

16.    Approve the guidelines for remuneration and               Mgmt          For                            For
       other benefits to the Company's Top Executives

17.    Other items                                               Non-Voting    No vote

18.    Closing of the Meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AZIMUT HOLDING SPA, MILANO                                                                  Agenda Number:  701869628
--------------------------------------------------------------------------------------------------------------------------
        Security:  T0783G106
    Meeting Type:  MIX
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  IT0003261697
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2009 FOR EGM AND OGM (AND A THIRD CALL
       ON 29 APR 2009 FOR EGM). CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

E.1    Amend the Article 32 of Corporate Bye Laws.               Mgmt          No Action
       Any adjournment thereof

O.1    Approve the financial statement at 31 DEC 2008;           Mgmt          No Action
       the Board of Directors, Auditors and Audit
       firm report; Any adjournment thereof; Consolidated
       financial statement at 31 DEC 2008

O.2    Approve the resolutions in conformity with the            Mgmt          No Action
       Article 2401 Civil Code. Appoint of regular
       Auditor and of Alternate Auditor

O.3    Approve the financial promoters incentive plan;           Mgmt          No Action
       any adjournment thereof

O.4    Grant authority to buy and sell own shares;               Mgmt          No Action
       any adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 BABCOCK & BROWN INFRASTRUCTURE GROUP                                                        Agenda Number:  701711839
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1243V108
    Meeting Type:  MIX
    Meeting Date:  05-Nov-2008
          Ticker:
            ISIN:  AU000000BBI2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT RESOLUTION 1 IS FOR BABCOCK              Non-Voting    No vote
       & BROWN INFRASTRUCTURE LIMITED AND BABCOCK
       & BROWN INFRASTRUCTURE TRUST. THANK YOU.

1.     Receive the combined consolidated financial               Non-Voting    No vote
       report of the Company, the separate financial
       report of the Trust and the reports of the
       Directors and the Auditor for the YE 30 JUN
       2008

       PLEASE NOTE THAT RESOLUTION 2,3,4 AND 5 IS FOR            Non-Voting    No vote
       BABCOCK & BROWN INFRASTRUCTURE LIMITED. THANK
       YOU.

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008 as specified

3.     Re-elect Mr. David Hamill as a Director of the            Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Rule 7.1(e) of the Company's Constitution

4.     Re-elect Mr. Barry Upson as a Director of the             Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Rule 7.1(e) of the Company's Constitution

S.5    Approve to alter the Constitution of the Company          Mgmt          For                            For
       by including the new rule 5.5 as specified

       PLEASE NOTE THAT RESOLUTION 6 IS FOR BABCOCK              Non-Voting    No vote
       & BROWN INFRASTRUCTURE TRUST. THANK YOU.

S.6    Approve to alter the Constitution of the Trust            Mgmt          For                            For
       by including the new Clause 6.4 as specified




--------------------------------------------------------------------------------------------------------------------------
 BABCOCK & BROWN WIND PARTNERS GROUP                                                         Agenda Number:  701741882
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1243D132
    Meeting Type:  AGM
    Meeting Date:  26-Nov-2008
          Ticker:
            ISIN:  AU000000BBW3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       COMPANY, FOREIGN COMPANY AND TRUST. THANK YOU.

1.     Receive and consider the combined consolidated            Non-Voting    No vote
       financial report of BBW and the separate financial
       report of the Trust, as well as the respective
       reports of the Directors and the Auditor for
       the YE 30 JUN 2008

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       COMPANY AND FOREIGN COMPANY ONLY. THANK YOU.

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008 as specified

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       COMPANY AND FOREIGN COMPANY ONLY. THANK YOU.

3.     Re-elect Mr. Douglas Clemson as a Director of             Mgmt          For                            For
       the Company and the Foreign Company, who retires
       by rotation in accordance with the Article
       10.3 of the Constitution of the Company and
       Bye-Law 12.3 of the Bye-Laws of the Foreign
       Company

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       COMPANY AND FOREIGN COMPANY ONLY. THANK YOU.

4.     Re-elect Mr. Nils Andersen as a Director of               Mgmt          For                            For
       the Company and the Foreign Company, in accordance
       with the Article 10.8 of the Constitution of
       the Company and Bye-Law 12.8 of the Bye-Laws
       of the Foreign Company

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       COMPANY, FOREIGN COMPANY AND TRUST. THANK YOU.

5.     Grant authority to the Shareholders of the Company        Mgmt          For                            For
       and unit holders of the Trust: a) the Company
       and the Trust to undertake on-market buy-backs
       of its ordinary stapled securities under buy-back
       agreements on the terms as specified; b) each
       agreement entered on those terms during the
       12 months commencing on the date of this resolution
       to the extent that: i) approval of such buy-back
       agreements is required under section 257C of
       the Corporations Act and Class Order CO 07/422
       [and any other applicable Class Order] issued
       by the Australian Securities and Investments
       Commission; and ii) the number of securities
       bought back under such agreements does not
       exceed 175,000,000 this authorization and approval
       is in addition to any further securities that
       the Company and the Trust may buy-back under
       the on-market buy-back announced on 16 SEP
       2008 and in accordance with bye-law 8.3(a)
       of the bye-laws of the Foreign Company, the
       Shareholders of the Foreign Company authorize
       and approve [and, where applicable, ratify]:
       a) the Foreign Company to undertake on-market
       buy-backs of its ordinary stapled securities
       under buy-back agreements on the terms as specified;
       each agreement entered on those terms at any
       time during the period commencing on the announcement
       of the on-market buy-back on 16 SEP 2008 and
       ending 12 months from the date of this resolution
       to the extent that: approval of such buy-back
       agreements is required by the Companies Act
       1981 [Bermuda] Of under section 257C of the
       Corporations Act and Class Order CO 07/422
       [and any other applicable Class Order] issued
       by the Australian Securities and Investments
       Commission; and ii) the number of securities
       bought back under such agreements does not
       exceed 261,860,000

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       FOREIGN COMPANY ONLY. THANK YOU.

6.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       of the Foreign Company to hold office until
       the close of the next AGM of the Foreign Company
       at a fee to be determined by the Directors

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       COMPANY AND FOREIGN COMPANY. THANK YOU.

7.     Re-elect Mr. Graham Kelly as a Director of the            Mgmt          For                            For
       Company and Foreign Company, in accordance
       with Article 10.8 of the Constitution of the
       Company and Bye-Law 12.8 of the Bye-Laws of
       the Foreign Company




--------------------------------------------------------------------------------------------------------------------------
 BABCOCK INTERNATIONAL GROUP PLC                                                             Agenda Number:  701632576
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0689Q152
    Meeting Type:  AGM
    Meeting Date:  10-Jul-2008
          Ticker:
            ISIN:  GB0009697037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' and the Auditors' reports          Mgmt          For                            For
       and the audited financial statements of the
       Group and the Company for the YE 31 MAR 2008

2.     Declare a final dividend for the YE 31 MAR 2008           Mgmt          For                            For

3.     Re-appoint Mr. P.L. Rogers as a Director of               Mgmt          For                            For
       the Company

4.     Re-appoint Mr. W. Tame as a Director of the               Mgmt          For                            For
       Company

5.     Re-appoint Mr. D.J. Shah as a Director of the             Mgmt          For                            For
       Company

6.     Re-appoint Mr. J.L. Rennocks as a Director of             Mgmt          For                            For
       the Company

7.     Re-appoint Lord Hesketh as a Director of the              Mgmt          For                            For
       Company

8.     Re-appoint Mr. M.J. Turner as a Director of               Mgmt          For                            For
       the Company

9.     Approve the remuneration report of the Directors          Mgmt          For                            For
       for the YE 31 MAR 2008

10.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Independent Auditors

11.    Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Independent Auditors, as they shall
       in their discretion see fit

12.    Authorize the Company and all Companies that              Mgmt          For                            For
       are its Subsidiaries at any time during the
       period for which this resolution is effective,
       in accordance with Sections 366 and 367 of
       the Companies Act 2006 [the 2006 Act], to:
       a) make political donations to a political
       party or to an Independent election candidate;
       b) make political donations to political organizations
       other than political parties; and c) incur
       any political expenditure; up to an aggregate
       amount of GBP 100,000; and the amount authorized
       under each of paragraphs a) to c) shall also
       be limited to such amount; [Authority expires
       at the conclusion of the AGM of the Company
       on 30 SEP 2009 or in 2009]; for the purpose
       of this resolution political donation, political
       party, political organizations, independent
       election candidate and political expenditure
       are to be construed in accordance with Sections
       363, 364 and 365 of the 2006 Act

13.    Authorize the Directors, in lieu of any previous          Mgmt          For                            For
       authority for such purposes which has yet to
       expire and for the purposes of Section 80 of
       the Companies Act 1985 [the Act], to exercise
       all the powers of the Company to allot relevant
       securities [Section 80(2) of the Act] up to
       an aggregate nominal amount of GBP 45,886,243;
       and [Authority expires the earlier on 31 DEC
       2009 or at the conclusion of the AGM of the
       Company in 2009]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.14   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 13 above, and in lieu of any
       previous authority for such purposes which
       has yet to expire, pursuant to Section 95(1)
       of the Act to allot equity securities [Section
       94 of the Act] of the Company for cash pursuant
       to the authority conferred by Resolution 13;
       and sell relevant shares [Section 94(5) of
       the Act] held by the Company as treasury shares
       [Section 94(3) of the Act] [treasury shares]
       for cash [Section 162D(2) of the Act], disapplying
       to any such allotment or sale, [Section 89(1)]
       of the Act, provided that this power is limited
       to the allotment of equity securities for cash
       and the sale of treasury shares: i) in connection
       with a rights issue, open offer or other pre-emptive
       offer in favour of holders of ordinary shares
       in the Company; and b) otherwise than pursuant
       to paragraph i) of this resolution, up to an
       aggregate nominal amount of GBP 6,882,936;
       [Authority expires the earlier on 31 DEC 2009
       or at the conclusion of the AGM of the Company
       in 2009]; and the Directors may allot equity
       securities or sell treasury shares after the
       expiry of this authority in pursuance of such
       an offer or agreement made prior to such expiry

S.15   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Act to make market purchases [Section
       163 of the Act] of up to 22,900,000 ordinary
       shares of 60p each [ordinary shares] in the
       capital of the Company, at a minimum price
       not less than the nominal value exclusive of
       expenses of purchase and up to 105% of the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; [Authority expires on the date falling
       12 months from the date of this resolution
       or at the conclusion of the AGM of the Company
       to be held in 2009]; the Company before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.16   Adopt the Article of Association as specified,            Mgmt          Against                        Against
       as the Articles of Association of the Company,
       in substitution for, and to the exclusion of,
       the existing Articles of Association

S.17   Amend, with effect from 00.01 am on 01 OCT 2008,          Mgmt          For                            For
       the New Articles of Association adopted pursuant
       to Resolution 15, by the insertion of New Article
       101A, as specified




--------------------------------------------------------------------------------------------------------------------------
 BABIS VOVOS SA                                                                              Agenda Number:  702002419
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0281R104
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  GRS421003005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements, consolidated     Mgmt          No Action
       and Company, for the FY 2008 under International
       Financial Reporting Standards, of the accompanying
       Board of Directors Management review and of
       the Certified Auditors Accountants Report as
       well as approval of the profit distribution

2.     Approve to release the Members of the Board               Mgmt          No Action
       of Directors from any responsibility for compensation
       for the results of the FY 2008

3.     Elect 1 ordinary and one deputy Certified Auditor         Mgmt          No Action
       Accountant for the audit of the annual financial
       statements and consolidated financial statements
       of the FY 2009 and determination of their fees

4.     Approve the extending permission to the Members           Mgmt          No Action
       of the Board of Directors, in accordance with
       the Article 23 par 1 of the C.L. 2190.1920,
       as in force, to participate in the Board of
       Directors or the Management of the Companies
       in the group that have the same or similar
       objectives

5.     Approve the remuneration of the Board of Directors,       Mgmt          No Action
       in accordance with the Article 24 par 2 of
       the C.L. 2190.1920, as in force, for delivering
       services to the Company for the FY 2008 and
       pre approval of the Board of Directors remuneration
       for the FY 2009

6.     Appoint the Members of the Audit Committee in             Mgmt          No Action
       accordance with Article 37 of L. 3693.2008

7.     Various announcements and information to the              Mgmt          No Action
       shareholders for the sales and activities of
       the subsidiary Company Babis Vovos International
       Construction S.A. Co. G.P. as well as information
       to the shareholders about its non absorption




--------------------------------------------------------------------------------------------------------------------------
 BANCA ITALEASE SPA, MILANO                                                                  Agenda Number:  701873677
--------------------------------------------------------------------------------------------------------------------------
        Security:  T11845103
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  IT0000226503
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2009 AT 1100 A.M. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Approve the financial statement at DEC 31 2008            Mgmt          No Action
       and consolidate the financial statement at
       31 DEC 2008 and Board of Directors, Auditors
       and audit firm report, any adjournment thereof

O.2    Approve the conformity with the Article 2446              Mgmt          No Action
       civil code and approve the losses carried forward

O.3    Appoint the Auditor, any adjournment thereof              Mgmt          No Action

O.4    Appoint the Alternate Auditor, any adjournment            Mgmt          No Action
       thereof

O.5    Approve the plurality of Offices rule                     Mgmt          No Action

O.6    Approve the integration of the Audit firm emoluments,     Mgmt          No Action
       any adjournment thereof

E.1    Amend Articles 16, 23 and 32, renumbering of              Mgmt          No Action
       Article 16 of the Articles of Association of
       corporate Bylaws, any adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 BANCA POPOLARE DELL'ETRURIA E DEL LAZIO SCRL, AREZZO                                        Agenda Number:  701861646
--------------------------------------------------------------------------------------------------------------------------
        Security:  T1328X109
    Meeting Type:  OGM
    Meeting Date:  25-Apr-2009
          Ticker:
            ISIN:  IT0000060878
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       the Board of Directors and the Auditors, any
       adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 BANCO DE VALENCIA SA, VALENCIA                                                              Agenda Number:  701806880
--------------------------------------------------------------------------------------------------------------------------
        Security:  E16100369
    Meeting Type:  OGM
    Meeting Date:  07-Mar-2009
          Ticker:
            ISIN:  ES0113980F34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       09 MAR 2009 AT 11:30. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     Approve, if applicable, of the annual financial           Mgmt          For                            For
       statements of the Management and actions of
       the Board of Directors and allocation of profits/losses
       of the Company and the consolidated financial
       statements for the FYE on 31 DEC 2008

2.     Ratify the appointment of the Board Member and            Mgmt          For                            For
       re-elect the Board Members separately

3.     Approve to increase the capital of EUR 2,320,604.25       Mgmt          For                            For
       by issuing 9,282,417 shares of EUR 0.25 nominal
       value ratio 1 new per every 50 held

4.     Approve to revoke the non used part of the previous       Mgmt          For                            For
       authorization to issue bonds or any other kind
       of debt, new delegation of powers to issue
       bonds or simple debentures and other fixed-income
       securities

5.     Appoint or re-elect the Auditor                           Mgmt          Against                        Against

6.     Authorize the Board of Directors, with the express        Mgmt          For                            For
       power of delegation, for the derivative acquisition
       of the Company's own shares by the Company
       itself and/or by its subsidiaries

7.     Authorize the Board to formalize and execute              Mgmt          For                            For
       all resolutions adopted by the shareholders
       at the general shareholder's meeting, for conversion
       thereof into a public instrument, and for the
       interpretation, correction and supplementation
       thereof or further elaboration thereon until
       the required registrations are made

8.     Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANCO DI DESIO E DELLA BRIANZA SPA, DESIO                                                   Agenda Number:  701859994
--------------------------------------------------------------------------------------------------------------------------
        Security:  T1719F105
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  IT0001041000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement as at 31 DEC              Mgmt          No Action
       2008, report from the Board of Directors and
       the Board of Statutory Auditors, inherent and
       consequent resolutions




--------------------------------------------------------------------------------------------------------------------------
 BANCO DI DESIO E DELLA BRIANZA SPA, DESIO                                                   Agenda Number:  701972045
--------------------------------------------------------------------------------------------------------------------------
        Security:  T1719F105
    Meeting Type:  MIX
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  IT0001041000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 JUN 2009 AT 11.00 AM. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Amend and integration of the Articles of Company;         Mgmt          No Action
       any adjournment thereof

2.     Approve the emoluments of Company                         Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 BANCO PASTOR SA, LA CORUNA                                                                  Agenda Number:  701849626
--------------------------------------------------------------------------------------------------------------------------
        Security:  E1943H154
    Meeting Type:  OGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  ES0113770434
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Receive the balance, profit and loss account              Mgmt          For                            For
       and the management report and the consolidated
       group of the year 2008

2.     Approve the allocation of the results, distribution       Mgmt          For                            For
       of a special dividend charged to the issue
       premium account

3.     Grant authority for the acquisition of own shares         Mgmt          For                            For
       directly or through the companies of the group

4.     Authorize the Board and the President to issue            Mgmt          For                            For
       fixed income or equity instruments

5.     Appoint the Director                                      Mgmt          For                            For

6.     Approve the nomination of Auditors of the accounts        Mgmt          For                            For
       for 2009

7.     Approve dividend policy for 2009                          Mgmt          Abstain                        Against

8.     Authorize the President and the Board to formalize,       Mgmt          For                            For
       correct, interpret and implement the agreements
       of the meeting

9.     Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANDO CHEMICAL INDUSTRIES,LTD.                                                              Agenda Number:  701991730
--------------------------------------------------------------------------------------------------------------------------
        Security:  J03780129
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3779000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Adopt Reduction of Liability      System
       for Outside Directors, Adopt Reduction of Liability
       System for Outside Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 BANG & OLUFSEN AS, STRUER                                                                   Agenda Number:  701706612
--------------------------------------------------------------------------------------------------------------------------
        Security:  K07774126
    Meeting Type:  AGM
    Meeting Date:  26-Sep-2008
          Ticker:
            ISIN:  DK0010218429
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Elect the Chairman                                        Mgmt          For                            For

2.     Approve the Board of Directors' report on the             Mgmt          For                            For
       Company's activities during the past year

3.     Receive and approve the audited annual report             Mgmt          For                            For
       for the 2007/08 FY, including the resolution
       concerning the discharge of the Management
       Board's and the Board of Directors' obligations
       and the decision concerning the allocation
       of profits in accordance with the approved
       annual report

4.A    Authorize the Board on behalf of the Company,             Mgmt          For                            For
       to acquire up to 10% of the Company's share
       capital at a price which must not be more than
       10% above or below the most recent price quoted
       for the B shares [ordinary shares] on OMX the
       Nordic Exchange Copenhagen, within 18 months
       from the date of the AGM

4.B    Approve to pay a dividend of DKK 3.00 per nominal         Mgmt          For                            For
       DKK 10 share bringing the total dividend to
       approximately DKK 36 million; last year, the
       dividend was DKK 20.00 per nominal share of
       DKK 10.00 equating to a payment of DKK 242
       million

4.C    Approve the proposal submitted by the Board               Mgmt          For                            For
       of Directors regarding general guidelines for
       performance-related remuneration

4.D    Approve to change the Article 9 Paragraph 2               Mgmt          For                            For
       of the Articles of Association, as specified

5.     Approve, if the above Proposal 4.d with regard            Mgmt          For                            For
       to a change to Article 9, paragraph 2 is approved,
       all Members of the Board of Directors elected
       at the OGM are up for re-election; and that
       Mr. Preben Damgaard Nielson does not wish to
       be re-elected; re-elect Messers. Jorgen Worning,
       Lars Brorsen, Thorleif Krarup, Peter Skak Olufsen
       and Niels Bjorn Christiansen; and elect Mr.
       Rolf Eriksen to the Board of Directors

6.     Re-elect Deloitte, Statsautoriseret Revisionsaktieselskab Mgmt          For                            For
       as the Auditors

7.     Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BANG & OLUFSEN AS, STRUER                                                                   Agenda Number:  701813481
--------------------------------------------------------------------------------------------------------------------------
        Security:  K07774126
    Meeting Type:  EGM
    Meeting Date:  04-Mar-2009
          Ticker:
            ISIN:  DK0010218429
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Appoint Mr. Soren Meisling, Attorney-at-law,              Mgmt          For                            For
       as the Chairman of the EGM

       PLEASE NOTE THAT THE PROPOSALS MADE IN RESOLUTIONS        Non-Voting    No vote
       2 AND 3 ARE INTERCONNECTED. IF THE PROPOSAL
       MADE IN RESOLUTION 3 TO CANCEL THE SHARE CLASSES
       IS NOT CARRIED, THE PROPOSAL MADE IN RESOLUTION
       2 WILL LAPSE, THIS IMPLIES A COMBINED VOTING
       ON RESOLUTIONS 2 AND 3. THANK YOU.

2.     Grant authority, in the period until 31 DEC               Mgmt          Against                        Against
       2009, in one or more stages, to increase the
       Company's share capital by a nominal amount
       of up to DKK 250,000,000 [corresponding to
       25,000,000 shares of DKK 10 each], see Section
       37 of the Danish Public Companies Act [aktieselskabsloven], always provided, however, that the first exercise
       of the authority must be for a minimum nominal
       amount of DKK 30,000,000 [corresponding to
       3,000,000 shares of DKK 10 each], by cash payment
       with a preferential subscription right for
       the Company's existing holders of Class A shares
       and Class B shares with respect to new shares
       in proportion to their holdings of Class A
       and Class B shares, as decided by the Company's
       Board of Directors in each individual case
       irrespective of whether the preferential subscription
       right is exercised by holders of Class A shares
       or Class B shares, shares issued according
       to the authorization must be Class B shares
       being negotiable instruments issued to bearer,
       but which may be registered in the holder's
       name in the Company's register of shareholders;
       there will be no limitations on the transferability
       of the shares, and no shareholder shall be
       obliged to allow his/her shares to be redeemed
       in whole or in part; the shares are to carry
       the same rights as the existing B shares and
       to carry the right to receive dividends and
       other rights in the Company as from the date
       of registration of the capital increase with
       the Danish Commerce and Companies Agency; approve
       to inset the authorization in the Articles
       of Association as a new Article 4a, as specified

       PLEASE NOTE THAT THE PROPOSALS MADE IN RESOLUTIONS        Non-Voting    No vote
       2 AND 3 ARE INTERCONNECTED. IF THE PROPOSAL
       MADE IN RESOLUTION 3 TO CANCEL THE SHARE CLASSES
       IS NOT CARRIED, THE PROPOSAL MADE IN RESOLUTION
       2 WILL LAPSE, THIS IMPLIES A COMBINED VOTING
       ON RESOLUTIONS 2 AND 3. THANK YOU.

3.     Approve to abolish the split of the Company's             Mgmt          For                            For
       share capital into Class A shares and Class
       B shares on specified terms and conditions
       and adopt the resulting amendments to the Articles
       of Association subject to completion of a capital
       increase of a minimum nominal amount of DKK
       30,000,000 in B shares in accordance with the
       proposal under Resolution 2; approve to insert
       the authorization in the Articles of Association
       as a new Article 4b; accordingly, amend the
       Articles 4, 5, 6 and 8 of the Articles of Association
       as specified

4.     Approve to introduce electronic communication             Mgmt          For                            For
       between the shareholders and the Company in
       accordance with Section 65b of the Public Companies
       Act and that at the same time to decide when
       to introduce such electronic communication;
       the Company may then give all notices to be
       given to the Company's shareholders under the
       Public Companies Act or the Articles of Association
       by electronic mail, and documents may be made
       available or forwarded in electronic form;
       approve to insert the authorization with the
       specified wording as a new Article 9 in the
       Articles of Association

5.     Amend the Articles 5, 7, 8 and 9 of the Articles          Mgmt          For                            For
       of Association as specified

6.     Authorize the Chairman of the meeting with full           Mgmt          For                            For
       right of substitution to apply for registration
       of the resolutions passed and to make any such
       amendments thereto as may be required or requested
       by the Danish Commerce and Companies Agency
       or any other public authority as a condition
       for registration or approval




--------------------------------------------------------------------------------------------------------------------------
 BANIF SGPS SA                                                                               Agenda Number:  701855299
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0352A113
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  PTBNF0AM0005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the 2008 consolidated and individual              Mgmt          No Action
       report, results and the Auditors report

2.     Approve the proposal of profits appropriation             Mgmt          No Action

3.     Approve the general appreciation of the Company's         Mgmt          No Action
       Management and auditing

4.     Receive the Company governance report of 2008             Mgmt          No Action

5.     Receive the salary commission report about the            Mgmt          No Action
       Board of Directors and other governing Bodies
       salary policy

6.     Approve the Board of Directors proposal of acquisition    Mgmt          No Action
       and sale of own shares

7.     Approve the acquisition and sale of own bonds             Mgmt          No Action

8.     Amend Article 5 of the Company Bylaw, in order            Mgmt          No Action
       to authorize a capital increase

9.     Ratify the cooperation of one of the Board of             Mgmt          No Action
       Directors Member

10.    Elect the general meeting Board Members for               Mgmt          No Action
       2009-2011

11.    Elect the Board Members for 2009-2011                     Mgmt          No Action

12.    Elect the fiscal Board Members for 2009-2011              Mgmt          No Action

13.    Elect the Salary Commission Member for 2009-2011          Mgmt          No Action

14.    Elect the consulting Board Members for 2009-2011          Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 BANK OF QUEENSLAND LTD, BRISBANE QLD                                                        Agenda Number:  701762800
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q12764116
    Meeting Type:  AGM
    Meeting Date:  11-Dec-2008
          Ticker:
            ISIN:  AU000000BOQ8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Non-Voting    No vote
       31 AUG 2008 and the related Directors' report
       and the Auditor's report

2.A    Re-elect Mr. Neil Summerson as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Constitution

2.B    Elect Mr. Steve Crane as a Director of the Company        Mgmt          For                            For

2.C    Elect Mr. Anthony [Tony] Howarth as a Director            Mgmt          For                            For
       of the Company

2.D    Elect Mr. Roger Davis as a Director as a Director         Mgmt          For                            For
       of the Company

3.     Approve the issues of Award Rights under the              Mgmt          For                            For
       Award Rights Plan as an exception to ASX Listing
       Rule 7.1 pursuant to Exception 9 in ASX Listing
       Rule 7.2

4.     Approve, for the purpose of ASX Listing Rules             Mgmt          For                            For
       7.2 [Exception 9] and 10.14 and Chapter 2E
       of the Corporations Act 2001 [Cth], the issue
       to, or for the benefit of, Mr. David Liddy,
       Managing Director and Chief Executive Officer
       of the Bank, of 175,072 Award Rights in accordance
       with the terms as specified

5.     Approve, for the purpose of ASX Listing Rules             Mgmt          For                            For
       7.2 [Exception 9] and 10.14 and Chapter 2E
       of the Corporations Act 2001 [Cth], the issue
       to, or for the benefit of, Mr. David Liddy,
       Managing Director and Chief Executive Officer
       of the Bank, of ordinary shares in accordance
       with the terms as specified

6.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.4 the issue of 1,909,391 ordinary shares
       on 16 MAY 2008 under the underwriting arrangements
       for the Dividend Reinvestment Plan

7.     Adopt the remuneration report, contained in               Mgmt          For                            For
       the Bank's 2008 annual report




--------------------------------------------------------------------------------------------------------------------------
 BANK OF THE RYUKYUS,LIMITED                                                                 Agenda Number:  702005059
--------------------------------------------------------------------------------------------------------------------------
        Security:  J04158101
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3975000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and          Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 BANKINTER, SA, MADRID                                                                       Agenda Number:  701859285
--------------------------------------------------------------------------------------------------------------------------
        Security:  E2116H880
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  ES0113679I37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the individual annual financial statements        Mgmt          For                            For
       of Bankinter, S.A. [balance sheet, profit and
       loss statement and notes] and the consolidated
       financial statements of Bankinter, S.A. and
       its subsidiaries (balance sheet, Profit and
       loss statement, statement of changes in shareholders'
       equity, statement of cash flows, and notes)
       for the FYE 31 DEC 2008

2.     Approve the proposal for the distribution of              Mgmt          For                            For
       earnings and the distribution of dividend for
       the FYE 31 DEC 2008

3.     Approve the Management and activities of the              Mgmt          For                            For
       Board of Directors for 2008

4.     Re-elect the accounts Auditor for the Company             Mgmt          For                            For
       for the FY 2009

5.1    Ratify the appointment of Mr. M. Rafeal Mateu             Mgmt          For                            For
       De Ros Cerezo as a Director

5.2    Re-elect Mr. Pedro Guerrero Guerrero as Executive         Mgmt          For                            For
       Board Member

5.3    Re-elect Mr. Fernando Masaveu Herrero as an               Mgmt          For                            For
       External Nominee Director

5.4    Re-elect Mr. Marcelino Botin-Sanz De Sautuolay            Mgmt          For                            For
       Nevada as an External Nominee Director

5.5    Approve the setting of number of Board Members            Mgmt          For                            For

5.6    Appoint Mr. Jose Antonio Garay Ibargaray as               Mgmt          For                            For
       Independent Director

6.     Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       Article 53.1; b) the Companies Act, to delegate
       to the Executive Committee, the power to increase
       the share capital, for a period of 5 years,
       up to the maximum amount, corresponding to
       50% of the Company's share capital on the date
       of authorization, with a possibility of incomplete
       subscription pursuant to Article 161.1 of the
       Companies Act, and delegating the power to
       amend Article 5 of the Corporate By-laws, to
       delegate the power to exclude the right of
       preferential subscription with regard to the
       said share issues, and the right to apply for
       admission to and exclusion from trading of
       the shares, debentures, and securities issued,
       to render of no effect the delegation made
       by the general meetings of previous years

7.     Authorize the Board of Directors, with express            Mgmt          For                            For
       powers to delegate to the Executive Committee,
       the derivative acquisition of own shares by
       the company and/or by its subsidiary companies,
       up to the maximum limit of (5) % of the share
       capital, in accordance with the provisions
       of current legislation, with express powers
       to dispose of them or amortize them, thereby
       reducing the share capital, and rendering of
       no effect, in the amount not used, the authorization
       granted for this purpose by the Shareholders
       General Meeting held on 17 APR 2008

8.     Authorize the Board of Directors, with express            Mgmt          For                            For
       powers to delegate to the Executive Committee,
       for a term of (5) years, to issue, whether
       directly or indirectly, fixed-income bonds,
       debentures, and securities in general, preferred
       shares, mortgage-backed securities, and other
       debt securities, which may not be swapped for
       or converted into shares, as well as to confer
       the Bankinter S.A. guaranty to the said issues,
       thereby rendering of no effect, in the amount
       not used, the delegations of powers granted
       by the Shareholders General Meeting held on
       17 APR 2008

9.     Authorize the Board of Directors, with express            Mgmt          For                            For
       powers to delegate to the Executive Committee,
       for a term of (5) years, issue debentures or
       bonds that may be swapped for and/or converted
       into shares in the Company or in other Companies,
       whether of the Group or not, and warrants over
       newly-issued shares or shares in the Company
       or in other Companies, whether of the Group
       or not, in circulation, up to a maximum limit
       of 1,000 million euros, to set the criteria
       for the determination of the bases and forms
       of the conversion, swap, or exercise, to authorize
       the Board of Directors, with express powers
       to delegate to the Executive Committee, to
       take all necessary measures to set the bases
       and forms for the conversion, to resolve, where
       appropriate, to exclude in whole or in part
       the right to preferential subscription, swap,
       or exercise, as well as, in the case of convertible
       debentures and bonds and the warrants over
       newly-issued shares, to increase the capital
       in the amount necessary in order to meet the
       applications for the conversion of debentures
       or the exercise of the warrants, and to render
       of no effect the delegations made by the General
       Meetings of previous years

10.1   Approve the remuneration of the Directors consisting      Mgmt          For                            For
       of allocations of shares, within the terms
       laid down in the Corporate By-laws

10.2   Approve the remuneration plan consisting of               Mgmt          For                            For
       the allocation of options linked to the value
       of the Bankinter share that may be liquidated
       for the difference for the Bankinter management
       team, including the executive Directors and
       the General Managers and their peers who carry
       out senior-management functions

11.    Authorize the Board of Directors, with powers             Mgmt          For                            For
       to delegate, to formalize, interpret, correct,
       and execute the resolutions of this Board,
       Points of a consultative or informative nature

12.    Receive the report on the remuneration policy             Mgmt          For                            For
       for the Directors and Senior Management

13.    Receive the report on the partial amendment               Mgmt          Abstain                        Against
       of the Board of Directors Regulations pursuant
       to the provisions of Article 115 of the Securities
       Market Act

14.    Approve the present the Explanatory Report on             Mgmt          Abstain                        Against
       the items in the Management Report contained
       at Article 116 BIS of the Securities Market
       Act

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BARCO NV                                                                                    Agenda Number:  701873615
--------------------------------------------------------------------------------------------------------------------------
        Security:  B0833F107
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  BE0003790079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Presentation and discussion of the annual report          Non-Voting    No vote
       of the Board of Directors and the report of
       the Statutory Auditor on I) the annual accounts
       of Barco NV and II) the consolidated annual
       accounts for the FYE 31 DEC 2008

2.     Approve the annual accounts of Barco NV for               Mgmt          No Action
       the FYE 31 DEC 2008 and the distribution of
       the results and decides not to distribute a
       dividend

3.     Presentation of the consolidated annual accounts          Non-Voting    No vote
       for the FYE 31 DEC 2008

4.     Grant discharge to each one of the Directors              Mgmt          No Action
       for the execution of their mandate during the
       FYE 31 DEC 2008

5.     Grant discharge to the Statutory Auditor for              Mgmt          No Action
       the execution of its mandate during the FYE
       31 DEC 2008

6.A    Re-appoint the Independent Director pursuant              Mgmt          No Action
       to Article 524.4 of the Belgian Code of Companies
       of Mrs. Christina Von Wackerbarth [16.12.1954]
       living at Transvaalstraat 39 AT B-2600 Antwerpen
       for a duration of 3 years as of the closing
       of this general meeting until the closing of
       the OGM of 2012

6.B    Re-appoint the Independent Director pursuant              Mgmt          No Action
       to Article 524.4 of the Belgian Code of Companies
       of Mr. Jan, P. Oosterveld [12.03.1944] having
       the Dutch nationality, living at Javalaan 107
       at 5631 DB Eindhoven, Nederland for a duration
       of 2 years as of the closing of this general
       meeting until the closing of the OGM of 2011

6.C    Appoint the Independent Director pursuant to              Mgmt          No Action
       Article 524.4 of the Belgian Code of Companies
       for a duration of 2 years as of the closing
       of this general meeting until the closing of
       the OGM of 2011: Dr. Ir. Vandeurzen Management
       firm NV [in short VMFNV], RPR Leuven 0435.484.270,
       with registered office at Jachthuislaan 19
       AT B-3210 Linden, permanently represented by
       Mr. Urbain Vandeurzen [06.05.1956] living at
       Jachthuislaan 19 AT B-3210 Linden

6.D    Approve, pursuant to Article 17 of the Articles           Mgmt          No Action
       of Association the general meeting sets the
       aggregate annual remuneration of the entire
       Board of Directors at 1.865.000 EUR for the
       year 2009, which amount shall be apportioned
       amongst all the Members of the Board according
       to the internal rules

7.     Approve the recommendation of the works council,          Mgmt          No Action
       to reappoint the Civil Company under the legal
       form of a C.V. with limited liability Ernst
       and young the Auditors having its registered
       office at De Klee Tlaan 2 AT B-1831 Diegem,
       permanently represented by Mrs. Lieve Cornelis
       and Mr. Jan de Luyck, Chartered Auditors, as
       the Statutory Auditor of the Company for a
       duration of 3 as of the closing of this general
       meeting until the closing of the OGM of 2012,
       the total annual remuneration is determined
       on EUR 350.000

8.     Presentation and discussion on Corporate Governance       Non-Voting    No vote
       at Barco

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BAUER AG, SCHROBENHAUSEN                                                                    Agenda Number:  701955734
--------------------------------------------------------------------------------------------------------------------------
        Security:  D0639R105
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  DE0005168108
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 04 JUN 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements, the Group annual report, and the
       reports pursuant to Sections 289[4] and 315[4]
       of the German Commercial Code

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 27,194,100.60 as follows: payment
       of a dividend of EUR 1 per no-par share EUR
       9,488,000 shall be allocated to the revenue
       reserves EUR 575,100 shall be carried forward,
       ex-dividend and payable date: 26 JUN 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2009 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Stuttgart

6.     Authorization to acquire own shares, the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of the share capital, at prices not
       deviating more than 10% from the market price
       of the shares, on or before 24 DEC 2010, the
       Board of Managing Directors shall be authorized
       to use the shares for legally permissible purposes,
       especially, to dispose of the shares in a manner
       other than the Stock Exchange or a rights offering
       if they are sold at a price not materially
       below their market price, to use the shares
       for Mergers and acquisitions, and to retire
       the shares

7.     Resolution on the remuneration for the Supervisory        Mgmt          For                            For
       Board, as of 01 JAN 2009, each Member of the
       Supervisory Board shall receive a fixed annual
       remuneration of EUR18,000, the Chairman shall
       receive twice, and the Deputy Chairman one
       and a half times, this amount

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 BBA AVIATION PLC                                                                            Agenda Number:  701861519
--------------------------------------------------------------------------------------------------------------------------
        Security:  G08932165
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  GB00B1FP8915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the 2008 report and accounts            Mgmt          For                            For

2.     Elect Mr. Peter Ratcliffe as a Director                   Mgmt          For                            For

3.     Re-elect Mr. Michael Harper as a Director                 Mgmt          For                            For

4.     Re-elect Mr. Hansel Tookes as a Director                  Mgmt          For                            For

5.     Re-elect Mr. John Roques as a Director                    Mgmt          For                            For

6.     Re-appoint Deloitte LLP as the Auditor                    Mgmt          For                            For

7.     Authorize the Director to fix the Auditors'               Mgmt          For                            For
       remuneration

8.     Authorize the Directors to offer a scrip divided          Mgmt          For                            For
       scheme

9.     Declare a final dividend                                  Mgmt          For                            For

10.    Approve to increase authorized share capital              Mgmt          For                            For

11.    Authorize the Directors to allot relevant securities      Mgmt          Against                        Against

s.12   Approve the disapplication of pre-emption rights          Mgmt          For                            For

s.13   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163 of such Act] on the
       London Stock Exchange of ordinary shares of
       29 16/21p each in the capital of the Company
       [ordinary shares] provided that: the maximum
       aggregate number of ordinary shares authorized
       to be purchases is 61,856,982 [representing
       14.99% of the present issued ordinary share
       capital of the Company]; at a minimum price
       [excluding stamp duty and expenses] which may
       be paid for an ordinary share so purchased
       is 29 16/21p, the maximum price [excluding
       stamp duty and expenses] which may be paid
       for any ordinary share so purchased is an amount
       equal to 5% above the average of the middle
       market quotations for an ordinary such shares
       in the London Stock Exchange Daily Official
       List  on the 5 business days immediately preceding
       the day on which that ordinary share is contracted
       to be purchased; [Authority expires at the
       conclusion of the next AGM of the Company in
       2010]; the Company the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry;
       all the ordinary shares purchased pursuant
       to the said authority shall either: 1) be cancelled
       immediately upon the completion of the purchase;
       or ii) be held, sold, transferred or otherwise
       dealt with as treasury shares in accordance
       with the provisions of the Companies Act 1985

14.    Approve the Directors' remuneration report as             Mgmt          For                            For
       specified

s.15   Approve the general meeting of the Company other          Mgmt          Against                        Against
       than an AGM may be called on not less than
       14 clear day's notice

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ORDINARY       Non-Voting    No vote
       RESOLUTIONS CHANGED TO SPECIAL RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 BEAZLEY GROUP PLC, LONDON                                                                   Agenda Number:  701817491
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0936J100
    Meeting Type:  EGM
    Meeting Date:  18-Mar-2009
          Ticker:
            ISIN:  GB0032143033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 22,500,000 to GBP 35,000,000
       by the creation of 250,000,000 new ordinary
       shares of 5 pence each and Authorize the Directors,
       in accordance with Section 80 of the Companies
       Act 1985, to allot relevant securities [Section
       80] up to a maximum aggregate nominal amount
       of GBP 10,534,851 provided that; [Authority
       expires the earlier at the conclusion of the
       AGM of the Company in 2010 or on 17 JUN 2010];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry and approve to place 17,478,904
       new ordinary shares of 5 pence each in the
       capital of the Company at 86 pence per new
       ordinary share, which represents a discount
       of greater than 10% to the closing middle market
       price of the Company's ordinary shares on the
       last business day before the announcement of
       the rights issue and placing

S.2    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 1 as specified, to allot equity
       securities [Section 94 of the Companies Act
       1985 for the purpose of Section 89 of that
       Act]: [i] in connection with a rights issue
       [the terms of which are specified in a circular]
       as if Section 89[1] of the Companies Act 1985
       did not apply to such allotment; [ii] in connection
       with a placing [the terms of which are specified
       in a circular] as if Section 89[1] of the Companies
       Act 1985 did not apply to such allotment; and
       [iii] otherwise than in connection with a rights
       issue and placing as specified, up to an aggregate
       nominal amount of GBP 1,381,424 as if Section
       89 [1] of the Companies Act 1985 did not apply
       to such allotment; [Authority expires the earlier
       at the conclusion of the AGM of the Company
       in 2010 or on 17 JUN 2010]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry




--------------------------------------------------------------------------------------------------------------------------
 BEAZLEY GROUP PLC, LONDON                                                                   Agenda Number:  701861595
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0936J100
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  GB0032143033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the remuneration report                           Mgmt          For                            For

2.     Approve to accept the financial statements and            Mgmt          For                            For
       the statutory reports

3.     Approve a final dividend of 4.4 pence per ordinary        Mgmt          For                            For
       share

4.     Re-elect Mr. Jonathan Agnew as a Director                 Mgmt          For                            For

5.     Re-elect Mr. Andrew Horton as a Director                  Mgmt          For                            For

6.     Re-elect Mr. Clive Washbourn as a Director                Mgmt          For                            For

7.     Re-elect  Mr. Andrew Pomfret as a Director                Mgmt          For                            For

8.     Reappoint KPMG Audit plc as the Auditors of               Mgmt          For                            For
       the Company

9.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Auditors




--------------------------------------------------------------------------------------------------------------------------
 BEAZLEY GROUP PLC, LONDON                                                                   Agenda Number:  701868234
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0936J100
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  GB0032143033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, subject to the passing of Special Resolutions    Mgmt          For                            For
       2 and 4, the Scheme of Arrangement dated 23
       MAR 2009 and other related matters

S.2    Approve, subject to the passing of Special Resolution     Mgmt          For                            For
       1, the New Beazley shares having been allotted,
       issued and registered pursuant to the Scheme
       of Arrangement and the Scheme of Arrangement
       becoming effective, the New Beazley reduction
       of capital

S.3    Approve, subject to the Scheme of Arrangement             Mgmt          For                            For
       becoming effective, to change the name of the
       Company to Beazley Group Limited

S.4    Approve, subject to the Scheme of Arrangement             Mgmt          For                            For
       becoming effective, to de-list the Beazley
       shares from the official list

5.     Approve, subject to the Scheme of Arrangement             Mgmt          For                            For
       becoming effective, the adoption of the Beazley
       Plc savings Related Share Option Plan 2009

6.     Approve, subject to the Scheme of Arrangement             Mgmt          For                            For
       becoming effective, the adoption of the Beazley
       Plc savings Related Share Option Plan for US
       Employees 2009

7.     Approve, subject to the Scheme of Arrangement             Mgmt          For                            For
       becoming effective, the adoption of the Beazley
       Plc Approved Share Option Plan 2009

8.     Approve, subject to the Scheme of Arrangement             Mgmt          For                            For
       becoming effective, the adoption of the Beazley
       Plc Unapproved Share Option Plan 2009

9.     Approve, subject to the Scheme of Arrangement             Mgmt          For                            For
       becoming effective, the adoption of the Beazley
       Plc Long Term Incentive Option Plan 2009

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BEAZLEY GROUP PLC, LONDON                                                                   Agenda Number:  701868246
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0936J100
    Meeting Type:  CRT
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  GB0032143033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION FOR THIS MEETING TYPE. PLEASE CHOOSE
       BETWEEN "FOR" AND "AGAINST" ONLY. HOULD YOU
       CHOOSE TO VOTE ABSTAIN FOR THIS MEETING THEN
       YOUR VOTE WILL BE DISREGARDED BY THE ISSUER
       OR ISSUERS AGENT.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

1.     Approve, [with or without modification] a scheme          Mgmt          For                            For
       of arrangement [the Scheme of Arrangement]
       proposed to be made between the Company and
       the holders of the Scheme Shares [as defined
       in the Scheme of Arrangement]




--------------------------------------------------------------------------------------------------------------------------
 BECHTLE AG, GAILDORF                                                                        Agenda Number:  701946139
--------------------------------------------------------------------------------------------------------------------------
        Security:  D0873U103
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  DE0005158703
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 26 MAY 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report and the
       report pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 12,720,000 as follows: payment
       of a dividend of EUR 0.60 per no-par share
       ex-dividend and payable date: 17 JUN 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the Company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at prices not deviating more than
       10% from the market price of the shares, on
       or before 15 NOV 2010; the Board of Managing
       Directors shall be authorized to use the shares
       for all legally permissible purposes, especially
       to use the shares for acquisition purposes
       to retire the shares, and to offer the shares
       to employees of the company and its affiliates

6.     Resolution on the revocation of the existing              Mgmt          Against                        Against
       authorized capital, the creation of new authorized
       capital, and the correspondent amendment to
       the Articles of Association the existing authorized
       capital approved by the shareholders, meeting
       of 11 JUN 2009, shall be revoked the Board
       of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the share capital by up to EUR
       10,600,000 through the issue of new bearer
       no-par shares against contributions in cash
       and/or kind, on or before 15 JUN 2014, shareholders
       statutory subscription rights may be excluded
       for residual amounts, for the issue of shares
       against contributions in kind, for a capital
       increase of up to 10 % of the share capital
       against contributions in cash if the shares
       are issued at a price not materially below
       their market price, and for the issue of employee
       shares of up to 10 % of the share capital

7.     Resolution on the revocation of the contingent            Mgmt          For                            For
       capital I and the Correspondent amendment to
       the Articles of Association

8.     Amendment to Section 15 of the Articles of Association    Mgmt          For                            For
       in respect of shareholders who cannot attend
       a shareholders meeting being entitled to assign
       their vote to a proxy of their choice

9.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       Ernst + Young AG, Heilbronn

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 BEFIMMO SICAFI SCA, BRUXELLES                                                               Agenda Number:  701760577
--------------------------------------------------------------------------------------------------------------------------
        Security:  B09186105
    Meeting Type:  EGM
    Meeting Date:  15-Dec-2008
          Ticker:
            ISIN:  BE0003678894
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 518374 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    Authorize the Statutory Manager regarding the             Mgmt          No Action
       acquisition of own shares

A.2    Authorize the Statutory Manager regarding the             Mgmt          No Action
       alienation of own shares

B.1    Amend the Article 13, 2                                   Mgmt          No Action

B.2    Amend the Article 13, 4                                   Mgmt          No Action

B.3    Approve to add a new Article 14 BIS                       Mgmt          No Action

B.4    Amend the Article 17, 1st alinea                          Mgmt          No Action

B.5    Amend the Article 17, alinea 2                            Mgmt          No Action

B.6    Amend the Article 37                                      Mgmt          No Action

C.1    Authorize the Statutory Manager and the notary            Mgmt          No Action
       to execute the decisions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BEFIMMO SICAFI SCA, BRUXELLES                                                               Agenda Number:  701773120
--------------------------------------------------------------------------------------------------------------------------
        Security:  B09186105
    Meeting Type:  AGM
    Meeting Date:  15-Dec-2008
          Ticker:
            ISIN:  BE0003678894
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 521307 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Management report on the statutory annual account         Non-Voting    No vote
       at 30 SEP 2008 and on the consolidated accounts
       as at 30 SEP 2008

2.     Report of the Supervisory Director on the annual          Non-Voting    No vote
       account at 30 SEP 2008 and on the consolidated
       accounts as at 30 SEP 2008

3.     Receive the financial statements YE 30 SEP 2008           Non-Voting    No vote

4.     Approve the statutory annual account in YE 30             Mgmt          No Action
       SEP 2008 and results processing

5.     Grant discharge to the Statutory Managers for             Mgmt          No Action
       the period of continued 01 OCT 2007 to 30 SEP
       2008

6.     Grant discharge of the Supervisory Director               Mgmt          No Action
       for continued the period from 01 OCT 2007 to
       30 SEP 2008

7.1    Approve the provisions relating to the change             Mgmt          No Action
       of control for in the credit agreements concluded
       by the Company during the YE 30 SEP 2008 for
       adoption and to the extent required for ratification
       of Clause 7.2 of the Syndicated credit revolving
       facility agreement signed on 27 JUN 2008

7.2    Approve the provisions relating to the change             Mgmt          No Action
       of control for in the credit agreements concluded
       by the Company during the YE 30 SEP 2008 for
       adoption and to the extent required for ratification
       of Clause of the credit agreement facility
       agreement signed on 27 JUN 2008

7.3    Approve the provisions relating to the change             Mgmt          No Action
       of control for in the credit agreements concluded
       by the Company during the YE 30 SEP 2008 for
       adoption and to the extent required for ratification
       of Article 6 of the roll-over credit agreement
       signed on 22 JAN 2008

7.4    Approve the provisions relating to the change             Mgmt          No Action
       of control for in the credit agreements concluded
       by the Company during the YE 30 SEP 2008 the
       extent and necessary for the extent Clause
       with regards to the change of control for in
       Clause 8.2 of the credit agreement syndicated
       revilving facility agreement signed on 26 MAR
       2001

7.5    Approve the provisions relating to the change             Mgmt          No Action
       of control for in the credit agreements concluded
       by the Company during the YE 30 SEP 2008 the
       extent and necessary for the extent Clause
       with regards to the change of control for in
       Clause 8.2 of the credit agreement syndicated
       revilving facility agreement signed on 24 OCT
       2001

7.6    Approve the provisions relating to the change             Mgmt          No Action
       of control for in the credit agreements concluded
       by the Company during the YE 30 SEP 2008 the
       extent and necessary for the extent Clause
       with regards to the change of control for in
       Clause 8.2 of the credit agreement syndicated
       revilving facility agreement signed on 15 OCT
       2002

8.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BEIJING ENTERPRISES HLDGS LTD                                                               Agenda Number:  701926442
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y07702122
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  HK0392044647
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the reports of the
       Directors and the Auditors for the YE 31 DEC
       2008

2.     Declare a final dividend and a final special              Mgmt          For                            For
       dividend

3.i    Re-elect Mr. Yi Xiqun as a Director                       Mgmt          Against                        Against

3.ii   Re-elect Mr. Zhang Honghai as a Director                  Mgmt          Against                        Against

3.iii  Re-elect Mr. Li Fucheng as a Director                     Mgmt          Against                        Against

3.iv   Re-elect Mr. Liu Kai as a Director                        Mgmt          Against                        Against

3.v    Re-elect Mr. Guo Pujin as a Director                      Mgmt          Against                        Against

3.vi   Re-elect Mr. Fu Tingmei as a Director                     Mgmt          For                            For

3.vii  Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.     Authorize the Directors, subject to and in accordance     Mgmt          For                            For
       with all applicable Laws, to purchase its shares,
       during the relevant period, not exceeding 10%
       of the total nominal amount of the share capital
       of the Company in issue on the date of passing
       of this resolution; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the current Articles of Association
       of the Company or any applicable Laws to be
       held]

6.     Authorize the Directors of the Company to issue,          Mgmt          For                            For
       allot and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options which would or might
       require shares to be allotted, issued or dealt
       with during or after the end of relevant period,
       not exceeding the aggregate of 20% of the total
       nominal amount of the share capital of the
       Company in issue on the date of passing of
       this resolution, otherwise than pursuant to
       i) a rights issue where shares are offered
       to shareholders on a fixed record date in proportion
       to their then holdings of shares [subject to
       such exclusions or other arrangements as the
       Directors may deem necessary or expedient in
       relation to fractional entitlements or having
       regard to any restrictions or obligations under
       the Laws of, or the requirements of any recognized
       regulatory body or any stock exchange in any
       territory applicable to the Company]; or ii)
       any option scheme or similar arrangement for
       the time being adopted for the grant or issue
       to officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company; or
       iii) any scrip dividend scheme or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend or shares
       of the Company in accordance with the Current
       Articles of Association of the Company; or
       iv) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the current Articles
       of Association of the Company or any applicable
       Laws to be held]

7.     Approve the general mandate granted to the Directors      Mgmt          For                            For
       of the Company pursuant to Resolution 6 above
       and for the time being in force to exercise
       the powers of the Company to allot shares and
       to make or grant offers, agreements and options
       which might require the exercise of such powers
       be extended by the total nominal amount of
       shares in the capital of the Company repurchased
       by the Company pursuant to Resolution 5, provided
       that such amount does not exceed 10% of the
       total nominal amount of the issued share capital
       of the Company at the date of passing this
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 BELLE INTL HLDGS LTD                                                                        Agenda Number:  701905082
--------------------------------------------------------------------------------------------------------------------------
        Security:  G09702104
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  KYG097021045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and reports of the Directors
       and the Auditors of the Company for the YE
       31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.     Re-appoint PricewaterhouseCoopers as the Company's        Mgmt          For                            For
       Auditor and authorize the Board of Directors
       of the Company to fix the Auditor's remuneration

4.A.1  Re-elect Mr. Sheng Baijiao as an Executive Director,      Mgmt          For                            For
       who retires

4.A.2  Re-elect Mr. Chan Yu Ling, Abraham as an Independent      Mgmt          For                            For
       Non-Executive Director, who retires

4.B    Appoint Mr. Tang King Loy as an Executive Director        Mgmt          For                            For
       of the Company

4.C    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

5.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       Company and to make or grant offers, agreements
       and options or Warrants, during and after the
       relevant period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company, otherwise than pursuant to
       i) a rights issue; or ii) the exercise of any
       share option scheme or similar arrangement
       for the time being adopted by the Company for
       the purpose of granting or issuing shares or
       rights to acquires shares of the Company to
       the Directors, Officers and/or Employees of
       the Company and/or any of its Subsidiaries;
       or iii) any scrip dividend or similar arrangement
       pursuant to the Articles of Association of
       the Company from time to time; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Company's Articles of Association or any
       applicable law to be held]

6.     Approve the general mandate to the Directors              Mgmt          For                            For
       to exercise during the Relevant Period (as
       defined in paragraph (b) below) all the powers
       of the Company to repurchase or otherwise acquire
       shares in the Company in accordance with all
       applicable laws and the requirements of the
       Rules Governing the Listing of Securities on
       The Stock Exchange of Hong Kong Limited, provided
       that the aggregate nominal amount of shares
       so repurchased or otherwise acquired shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by the Company's Articles of Association
       or any applicable law to be held]

7.     Approve the conditional upon the passing of               Mgmt          For                            For
       Resolutions Numbered 5 and Numbered 6 set out
       in the notice convening this meeting, the aggregate
       nominal amount of the shares in the Company
       which are repurchased or otherwise acquired
       by the Company pursuant to Resolution Numbered
       6 shall be added to the aggregate nominal amount
       of the shares which may be issued pursuant
       to Resolution Numbered 5




--------------------------------------------------------------------------------------------------------------------------
 BELLUNA CO.,LTD.                                                                            Agenda Number:  702013791
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0428W103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3835650007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 BENDIGO AND ADELAIDE BANK LTD, BENDIGO VIC                                                  Agenda Number:  701714900
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1456C110
    Meeting Type:  AGM
    Meeting Date:  27-Oct-2008
          Ticker:
            ISIN:  AU000000BEN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the Company's financial           Non-Voting    No vote
       report, Directors' report and report by the
       Auditor for the YE 30 JUN 2008

2.     Re-elect Mr. Kevin Osborn as a Director of the            Mgmt          For                            For
       Company, who retires from office under Rule
       56 of the Company's Constitution

3.     Re-elect Mr. Kevin Abrahamson as a Director               Mgmt          For                            For
       of the Company, who retires from office under
       Rule 56 of the Company's Constitution

4.     Re-elect Mr. Jamie McPhee as a Director of the            Mgmt          For                            For
       Company, who retires from office under Rule
       56 of the Company's Constitution

5.     Adopt the remuneration report for the Company             Mgmt          For                            For
       as set out in the annual report for the YE
       30 JUN 2008

6.     Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 7.2 Exception 9, the issue of ordinary
       shares under the Employee Share Grant Scheme,
       the terms and conditions as specified

7.     Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 7.2 Exception 9, the issue of ordinary
       shares under the Employee Salary Sacrifice
       and Deferred Share Plan, the terms and conditions
       as specified

8.     Approve, for all purposes, including ASX listing          Mgmt          For                            For
       Rule 7.2 Exception 9 and ASX Listing Rule 10.14,
       the Non-Executive Director Fee Sacrifice Plan
       as specified, and the issue of securities of
       the Company to Non-Executive Directors under
       the Non-Executive Director Fee Sacrifice Plan

9.     Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 10.14, the issue of performance rights
       and options to Executive Director, Mr. Jamie
       McPhee, under the Executive Incentive Plan
       as specified and any issues of ordinary shares
       upon the vesting of those performance rights
       or exercise of those options

S.10   Approve to renew the current Rule 104, of Partial         Mgmt          For                            For
       Takeover Bids, forming part of the Company's
       Constitution, for a period of 3 years




--------------------------------------------------------------------------------------------------------------------------
 BENESSE CORPORATION                                                                         Agenda Number:  701991108
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0429N102
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2009
          Ticker:
            ISIN:  JP3835620000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve the Plan for an Incorporation-Type Company        Mgmt          For                            For
       Split

2.     Amend Articles to: Change Official Company Name           Mgmt          For                            For
       to Benesse Holdings,Inc., Expand Business Lines,
       Approve Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BENETEAU SA, SAINT GILLES CROIX DE VIE                                                      Agenda Number:  701792081
--------------------------------------------------------------------------------------------------------------------------
        Security:  F09419106
    Meeting Type:  MIX
    Meeting Date:  30-Jan-2009
          Ticker:
            ISIN:  FR0000035164
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.  The following
       applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE FOR AND AGAINST A VOTE
       OF ABSTAIN WILL BE TREATED AS AN AGAINST VOTE.
       THANK YOU

O.1    Receive the reports of the Executive Committee,           Mgmt          For                            For
       the Supervisory Board and the Auditors, approves
       the Company's financial statements for the
       YE 31 AUG 2008, as presented earnings for the
       FY: EUR 73,074,354.98; and the expenses and
       charges that were not tax deductible of EUR
       14,204.00

O.2    Receive the reports of the Executive Committee,           Mgmt          For                            For
       the Supervisory Board and the Auditors and
       approve the consolidated financial statements
       for the said FY, in the form presented to the
       meeting consolidated earnings for the FY: EUR
       114,433,000.00

O.3    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225.86 of
       the French Commercial Code and approve the
       said report and the agreements referred to
       therein

O.4    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolve the income for the FY
       be appropriated as follows: earnings for the
       FY: EUR 73,074,354.98 previous retained earnings:
       EUR 1,496,041.00 dividends: EUR 37,473,296.00,
       other reserves: EUR 37,097,099 .98, in the
       event that the Company holds some of its own
       shares on such date, the amount of the unpaid
       dividend on such shares shall be allocated
       to the retained earnings account, the shareholders
       will receive a net dividend of EUR 0.43 per
       share, and will entitle to the 40% deduction
       provided by the French Tax Code this dividend
       will be paid on 06 FEB 2009 as required By
       Law

O.5    Appoint Mr. Patrick Mahe as a Member of the               Mgmt          For                            For
       Supervisory Board, for a 3 year period

O.6    Approve to award total annual fees of EUR 200,000.00      Mgmt          For                            For
       to the Supervisory Board

O.7    Authorize the Executive Committee to buy back             Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 18.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 40,000,000.00; [Authority is given for
       a 18-month period]; this delegation of powers
       supersedes any and all earlier delegations
       to the same effect

E.8    Authorize the Executive Committee to grant,               Mgmt          For                            For
       in 1 or more transactions, to the Managers,
       Corporate Officers or Employees of the Company,
       options giving the right to purchase existing
       shares purchased by the Company; [Authority
       is given for a 38-month period]; and to take
       all necessary measures and accomplish all necessary
       formalities this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

E.9    Authorize the Executive Committee to grant,               Mgmt          For                            For
       for free, on 1 or more occasions, existing
       or future shares, in favour of the Managers,
       Employees or Corporate Officers of the Company
       and related Companies, up to the maximum amount
       of shares held by the Company in connection
       with the Stock Repurchase Plan; [Authority
       is given for a 38-month period]; and to take
       all necessary measures and accomplish all necessary
       formalities this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

E.10   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of Employees
       and Corporate officers of the Company who are
       Members of a Company Savings Plan; [Authority
       is given for a 3 year period]; and up to the
       maximum amount of shares held by the Company
       in connection with the Stock Repurchase Plan;
       and to take all necessary measures and accomplish
       all necessary formalities this delegation of
       powers supersedes any and all earlier delegations
       to the same effect

E.11   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on 1 or more occasions and
       at its sole discretion, by cancelling all or
       part of the shares held by the Company in connection
       with the Stock Repurchase Plan authorized by
       the Resolution Number 7; [Authority is given
       for a 3 year period]; this delegation of powers
       supersedes any and all earlier delegations
       to the same effect; and to take all necessary
       measures and accomplish all necessary formalities

E.12   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 BENFIELD GROUP LTD                                                                          Agenda Number:  701712730
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0985D103
    Meeting Type:  SGM
    Meeting Date:  14-Oct-2008
          Ticker:
            ISIN:  BMG0985D1039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the Amalgamation Agreement [as specified          Mgmt          For                            For
       in Part VII of the document of which this notice
       forms part] as specified, subject to any modifications,
       additions or conditions [in each case, not
       being material or, if material, not having
       any adverse effect on the interests of Benfield
       Shareholders] which may be agreed by the Directors
       of the Company with Aon Corporation

2.     Authorize the Directors of the Company, conditional       Mgmt          For                            For
       on the passing of Resolution 1, to amend the
       rules of the 2003 Performance Incentive Plan,
       the, 2003 Performance Incentive Plan for California
       Employees, the 2002 Incentive Plan, the 2002
       Incentive Plan for California Employees and,
       the 1998 Share Option Scheme [each as specified
       in Part VII of the document of which this notice
       forms part] as specified and to do all acts
       and things [including making, further amendments
       to the rules of the schemes] necessary, desirable
       or expedient to carry these amendments into
       effect

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RESOLUTION TYPE OF RESOLUTION 1 FROM ORDINARY
       TO SPECIAL. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BENI STABILI SPA, ROMA                                                                      Agenda Number:  701850465
--------------------------------------------------------------------------------------------------------------------------
        Security:  T19807139
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  IT0001389631
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       Board of Directors and the Auditors report,
       dividend distribution to shareholders, any
       adjournment thereof

2.     Appoint the Board of Directors Member, any adjournment    Mgmt          No Action
       thereof

3.     Appoint the Board of Auditors and its Chairman            Mgmt          No Action
       and approve to determine their emoluments,
       any adjournment thereof

4.     Approve the integration of the remunerations              Mgmt          No Action
       of the assignment conferred to PricewaterhouseCoopers
       s.p.a. with resolution of the shareholders
       meeting of 29 APR 2005; related  and consequent
       resolutions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       ADDITIONAL INFORMAITON IN RESOLUTION 4. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 BERKELEY GROUP HLDGS PLC                                                                    Agenda Number:  701876077
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1191G120
    Meeting Type:  EGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  GB00B02L3W35
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend, subject to the passing at the Separate             Mgmt          For                            For
       Class Meeting of the holders of 2010 B shares,
       the Articles of Association

2.     Approve the 2009 remuneration policy                      Mgmt          For                            For

3.     Approve the Berkeley Group Holdings Plc 2009              Mgmt          For                            For
       Long Term Incentive Plan

4.     Authorize the issue of equity or equity-linked            Mgmt          Against                        Against
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 317,154.15




--------------------------------------------------------------------------------------------------------------------------
 BERKELEY GROUP HLDGS PLC                                                                    Agenda Number:  701878437
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1191G120
    Meeting Type:  CLS
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  GB00B02L3W35
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve that the holders of the 2010 B shares             Mgmt          For                            For
       sanction and consent to the passing and carrying
       into effect of the first resolution contained
       in the notice of the EGM of the Company convened
       for 11.05 a.m., on 15 APR 2009 [as specified];
       and any effect on, or modification to, dealing
       with or abrogation of the rights and privileges
       attached to the 2010 B shares which will or
       may results from the passing and carrying into
       effect of which resolution and notwithstanding
       that the passing and carrying into effect of
       such resolution may affect the rights and privileges
       attached to such shares




--------------------------------------------------------------------------------------------------------------------------
 BEST DENKI CO.,LTD.                                                                         Agenda Number:  701955075
--------------------------------------------------------------------------------------------------------------------------
        Security:  J04326120
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3835600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Abstain                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

4      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 BIC(SOCIETE), CLICHY                                                                        Agenda Number:  701888731
--------------------------------------------------------------------------------------------------------------------------
        Security:  F10080103
    Meeting Type:  MIX
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  FR0000120966
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve, having considered the report of the              Mgmt          For                            For
       Board of Directors, the Chairman's report,
       the Auditors' report, the Company's financial
       statements for the year 2008, as presented

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       for the said FY, in the form presented to the
       meeting

O.3    Approve the income for the FY be appropriated             Mgmt          For                            For
       as follows: earnings for the FY: EUR 61,194,106.04,
       plus retained earnings from previous year:
       EUR 346,853,762.11, i.e. distributable income:
       EUR 408, 047,868.15 to be allocated dividends:
       EUR 65,065,473.45, retained earnings: EUR 342,982,394.70,
       total equal to the distributable income: EUR
       408,047,868.15; the shareholders will receive
       a net dividend of EUR 1.35 per share, and will
       entitle to the 40% deduction provided by the
       French general tax code; this dividend will
       be paid on 25 MAY 2009, as required by law,
       it is reminded that, for the last 3 FY, the
       dividends paid, were as follows: EUR 1.35 for
       FY 2007, EUR 1.30 for FY 2006, EUR 1.15 for
       FY 2005

O.4    Approve, after hearing the special report of              Mgmt          For                            For
       the Auditors on agreements Governed by Articles
       L. 225-38 et sequence of the French Commercial
       Code, the new agreement and acknowledges the
       continuation of a previously authorized agreement
       during the current FY

O.5    Approve to award total annual fees of EUR 245,000.00      Mgmt          For                            For
       to the Board of Directors

O.6    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       number of shares to be acquired: 10% of the
       share capital, maximum purchase price: EUR
       75.00, maximum funds invested in the share
       buybacks: EUR 370,000,000.00; maximum number
       of shares to be acquired: 5% of the share capital,
       maximum purchase price: EUR 75.00, maximum
       funds invested in the share buybacks: EUR 185,000,000.00;
       [Authority is given for an 18 month period];
       this authorization supersedes the one granted
       by the shareholders' meeting of 21 MAY 2008
       in its Resolution 6 and will not be used in
       the event of a public offering for shares of
       the Company, unless the general meeting authorizes
       it, and to take all necessary measures and
       accomplish all necessary formalities

O.7    Ratify the co-optation of Mr. John Glen as a              Mgmt          For                            For
       Director, to replace Mr. Olivier Poupart-Lafarge,
       for the remainder of Mr. Olivier Poupart-Lafarge's
       term of office, who has resigned

E.8    Amend the Article 10 of the Bylaws 'the Board             Mgmt          For                            For
       of Directors'

O.9    Approve to renew the appointment of Mr. Francois          Mgmt          Against                        Against
       Bich as a Director for a 2-year period

O.10   Approve to renew the appointment of Mrs. Marie-Pauline    Mgmt          Against                        Against
       Chandon-Moet as a Director for a 2-y ear period

O.11   Approve to renew the appointment of Mr. Frederic          Mgmt          For                            For
       Rostand as a Director for a 2-year period

O.12   Approve to renew the appointment of Mr. John              Mgmt          For                            For
       Glen as a Director for a 3 year period

O.13   Approve to renew the appointment of Mrs. Marie-Henriette  Mgmt          Against                        Against
       Poinsot as a Director for a 3 year period

O.14   Approve to renew the appointment of the Company           Mgmt          Against                        Against
       M.B.D., represented by Mr. Edouard Bich as
       a Director for a 3 year period

O.15   Appoint Mr. Pierre Vareille as a Director for             Mgmt          For                            For
       a 3-year period

E.16   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 month
       period, and to charge the difference between
       the repurchase price o f the cancelled shares
       and their nominal value against the premiums
       and available reserves, and to take all necessary
       measures and accomplish all necessary formalities

E.17   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by canceling all or
       the 75,000 shares acquired in the frame of
       article l.225-208 of the French Commercial
       Code; [Authority is given for an 18 month period];
       and to charge the difference between the repurchase
       price of the cancelled shares and their nominal
       value against the premiums and available reserves,
       and to take all necessary measures and accomplish
       all necessary formalities

E.18   Amend Article 15 of the Bylaws shareholders               Mgmt          For                            For
       meeting

E.19   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 BIG YELLOW GROUP PLC, SURREY                                                                Agenda Number:  701629240
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1093E108
    Meeting Type:  AGM
    Meeting Date:  09-Jul-2008
          Ticker:
            ISIN:  GB0002869419
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and accounts and            Mgmt          For                            For
       the Auditors' report thereon for the YE 31
       MAR 2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2008

3.     Declare a dividend, upon the recommendation               Mgmt          For                            For
       of the Directors, of 5.5p per ordinary share
       to be payable to the shareholders on the register
       of Members at the close of business on 13 JUN
       2008

4.     Re-elect Mr. Jonathan Short as a Director of              Mgmt          For                            For
       the Company, who retires by rotation under
       the Articles of Association of the Company

5.     Re-elect Mr. Adrian Lee as a Director of the              Mgmt          For                            For
       Company, who retires by rotation under the
       Articles of Association of the Company

6.     Re-elect Mr. John Trotman as a Director of the            Mgmt          For                            For
       Company, who retires by rotation under the
       Articles of Association of the Company

7.     Re-elect Mr. Mark Richardson as a Director of             Mgmt          For                            For
       the Company, who retires by rotation under
       the Articles of Association of the Company

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          Against                        Against
       and authorize the Directors to agree their
       remuneration

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all subsisting authority and pursuant to and
       in accordance with Section 80 of the Companies
       Act 1985 [the Act], to allot relevant securities
       [Section 80(2) of the Act] up to an aggregate
       nominal value of GBP 3,847,409; [Authority
       expires at the conclusion of the AGM of the
       Company]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

10.    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9, in substitution for any existing
       authority and pursuant to Section 95 of the
       Companies Act 1985 [the Act], to allot equity
       securities [Section 94(2) of the Act] for cash
       pursuant to the general authority conferred
       by Resolution 9 and/or to sell equity securities
       held as treasury shares for cash pursuant to
       Section 162D of the Act, disapplying the statutory
       pre-emption rights [Section 89(1) of the Act],
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with an rights issue or offer by way of rights
       or other pre-emptive issue or offer, open acceptance
       for a period fixed by the Directors, to holders
       of ordinary shares; and b) up to an aggregate
       nominal value of GBP 577,611; [Authority expires
       at the conclusion of the AGM of the Company];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

11.    Authorize the Company, in accordance with Article         Mgmt          For                            For
       53 of the Company's Articles of Association
       and for the purpose of Section 166 of the Companies
       Act 1985 [the Act], to make 1 or more market
       purchases [Section 163(3) of the Act] of up
       to 11,542,228 [10% of the Company's issued
       ordinary share capital] ordinary shares of
       10p each in the capital of the Company, at
       a minimum price 10 pence and not more than
       5% above the average market quotations for
       such shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days, on which the ordinary share is purchased
       and the price stipulated by Article 5[1] of
       the buy-back and stabilization regulation;
       [Authority expires at the conclusion of the
       AGM of the Company]; and the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

12.    Approve and adopt the Articles of Association             Mgmt          For                            For
       of the Company contained in the document produced
       to the meeting and signed by the Chairman for
       the purposes of identification as the new Articles
       of Association of the Company in substitution
       for and to the exclusion of the existing Articles
       of Association, with effect from the conclusion
       of the 2008 AGM




--------------------------------------------------------------------------------------------------------------------------
 BIG YELLOW GROUP PLC, SURREY                                                                Agenda Number:  701690415
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1093E108
    Meeting Type:  EGM
    Meeting Date:  24-Sep-2008
          Ticker:
            ISIN:  GB0002869419
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors [in substitution for              Mgmt          For                            For
       any previous powers granted to the Directors
       to the extent unused] pursuant to Section 95
       of the Companies Act 1985[the Act] to allot
       equity securities [as defined in section 94(2)
       of the Act] for cash pursuant to the general
       authority conferred on them by Resolution 9
       of the resolutions passed at the 2008 AGM of
       the Company [the General Authority Resolution]
       and/or to sell equity securities held as treasury
       shares for cash pursuant to Section 162D of
       the Act, disapplying the statutory pre-emption
       rights [Section 89(1) of the Act], provided
       that this power shall be limited to: a) any
       such allotment and/or sale of equity securities
       in connection with an issue or offer by way
       of rights or other pre-emptive issue or offer,
       open for acceptance for a period fixed by the
       Directors, to holders of ordinary shares [Company]
       on the register on any record date fixed by
       the Directors in proportion [as nearly as may
       be] to the respective number of ordinary shares
       deemed to be held by them, subject to such
       exclusions or other arrangements as the Directors
       may deem necessary or expedient in relation
       to fractional entitlements, legal or practical
       problems arising in any overseas territory,
       the requirements of any regulatory body or
       stock exchange or any other matter whatsoever;
       and b) any such allotment a sale, otherwise
       than pursuant to sub-paragraph (a) above, of
       equity securities for cash having, in the case
       of relevant shares [as defined in Section 94(5)
       of the Act] aggregate nominal value or, in
       the case of other equity securities, giving
       the right to subscribe for or convert into
       relevant shares having an aggregate nominal
       value, not exceeding in aggregate the sum of
       GBP 577,729; [Authority shall expire at such
       time as the General Authority conferred on
       the Directors by the General Authority Resolution
       expires]; and the Directors may allot equity
       securities and/or sell equity securities held
       as treasury shares in pursuance of such an
       offer or agreement as if the power conferred
       by this resolution had not expired

S.2    Authorize the Company, in accordance with Article         Mgmt          For                            For
       53 of the Company's Articles of Association
       and for the purposes of Section 166 of the
       Act, to make market purchases [within the meaning
       of Section 163(3) of the Act] of 11,544,573
       of its ordinary shares [representing approximately
       10% of the Company's issued ordinary share
       capital] of 10p each in the capital of the
       Company at a minimum price of 10p and a maximum
       price [exclusive of expenses] not more than
       the higher of (i) 5 % above the average market
       value of an ordinary share as derived from
       the London Stock Exchange Daily Official List
       for the 5 business days immediately preceding
       the day on which the ordinary share is purchased
       and (ii) the price stipulated by Article 5(1)
       of the Buy-back and Stabilization Regulation;
       [Authority shall expire at the conclusion of
       the next AGM of the Company]; and the Company
       may make a purchase of ordinary shares after
       the expiry of such authority in execution of
       a contract of purchase that was m under and
       before the expiry of such authority

S.3    Approve and adopt the regulations contained               Mgmt          For                            For
       in the document produced to the meeting as
       the new Articles of Association of the Company
       in substitution for, and to the exclusion of,
       the existing Articles of Association, with
       effect from the conclusion of the EGM of the
       Company held on 24 SEP 2008




--------------------------------------------------------------------------------------------------------------------------
 BILLABONG INTERNATIONAL LTD                                                                 Agenda Number:  701716221
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1502G107
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2008
          Ticker:
            ISIN:  AU000000BBG6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial report, including the               Non-Voting    No vote
       Directors' declaration for the YE 30 JUN 2008
       and the related Directors' report and the audit
       report

1.     Re-elect Mrs. Margaret Jackson, who retires               Mgmt          For                            For
       by rotation in accordance with the Article
       6.3[b] of the Company's Constitution

2.     Re-elect Mr. Anthony Froggatt as a Non-Executive          Mgmt          For                            For
       Director, who retires in accordance with Article
       6.3[i] of the Company's Constitution

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008

4.     Approve and adopt the Executive Performance               Mgmt          For                            For
       and Retention plan, the terms and conditions
       as specified, and the issue of equity securities
       under the Executive Performance and Retention
       Plan for all purposes, including ASX Listing
       Rule 7.2, Exception 9

5.     Approve the grant of up to 629,007 options to             Mgmt          For                            For
       Mr. Derek O'Neill pursuant to the Billabong
       International Limited Executive Performance
       and Retention Plan and the issue of shares
       on the exercise of those options for the purposes
       of ASX Listing Rule 10.14

6.     Approve the grant of up to 524,170 options to             Mgmt          For                            For
       Mr. Paul Naude pursuant to the Billabong International
       Limited Executive Performance and Retention
       Plan and the issue of shares on the exercise
       of those options for the purposes of ASX Listing
       Rule 10.14

7.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 to award up to 71,704 fully paid ordinary
       shares, for no consideration, to Mr. Derek
       O'Neill pursuant to the Billabong International
       Limited Executive Performance share plan for
       the FYE 30 JUN 2009

8.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 to award up to 62,020 fully paid ordinary
       shares, for no consideration, to Mr. Paul Naude
       pursuant to the Billabong International Limited
       Executive Performance share plan for the FYE
       30 JUN 2009




--------------------------------------------------------------------------------------------------------------------------
 BILLERUD AB, SOLNA                                                                          Agenda Number:  701871231
--------------------------------------------------------------------------------------------------------------------------
        Security:  W16021102
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  SE0000862997
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Election of Mr. Ingvar Petersson as the Chairman          Non-Voting    No vote
       of the meeting

3.     Approval of the voting list                               Non-Voting    No vote

4.     Election of 1 or 2 persons to verify the minutes          Non-Voting    No vote

5.     Determine whether the meeting has been duly               Non-Voting    No vote
       convened

6.     Approval of the agenda                                    Non-Voting    No vote

7.     Receive the annual report and the Auditors'               Non-Voting    No vote
       report as well as the consolidated accounts
       and consolidated Auditors' report for the FY
       2008

8.     Receive the report on the work of the Board               Non-Voting    No vote
       and Board Committees over the past year

9.     Presentation 0by the Chief Executive Officer              Non-Voting    No vote

10.a   Adopt the income statement and the balance sheet          Mgmt          For                            For
       as well as the consolidated income statement
       and consolidated balance sheet for 2008

10.b   Approve that no dividend be paid and that non-restricted  Mgmt          For                            For
       equity amounting to SEK 1,480,342,578 [whereof
       SEK 1,365,079,773 constitutes profit for the
       year], be carried forward in a new account

10.c   Grand discharge, from personal liability, to              Mgmt          For                            For
       the Board Members and the Chief Executive Officer
       for their administration for the year 2008

11.    Receive the report from the Nomination Committee          Non-Voting    No vote
       and the proposals for: the number of Board
       Members elected by the meeting, nominations
       for the Board Members, the Chairman and Deputy
       Chairman of the Board, fees for the Board Members,
       remuneration for Committee work, fees to the
       Auditors and the procedures for appointing
       the Nomination Committee

12.    Approve the number of Board Members at 7 [ordinary        Mgmt          For                            For
       Members], including the Chairman and Deputy
       Chairman

13.    Approve that the annual fee to ordinary Board             Mgmt          For                            For
       Members not employed by the Billerud Group
       amount to SEK 225,000 per Member [increase
       of SEK 25,000], SEK 450,000 to the Chairman
       [increase of SEK 50,000] and SEK 350,000 to
       the Deputy Chairman [increase of SEK 50,000];
       that remuneration for work on Board committees
       be paid to Members appointed by the Board and
       amount to SEK 70,000 per year to the Chairman
       of the Audit Committee and to SEK 30,000 per
       year to each of the other Members of the Committee,
       and SEK 40,000 per year to the Chairman of
       the Compensations Committee and SEK 15,000
       per year to each of the other Members of the
       Committee; and that fees to the Auditors during
       the mandate period be paid by current account

14.    Re-elect Messrs. Ingvar Petersson, Gunilla Jonsson,       Mgmt          For                            For
       Michael M.F. Kaufmann, Per Lundberg Ewald Nageler,
       Yngve Stade and Meg Tiveus as the Board Members
       and Mr. Invar Petersson as a Chairman of the
       Board and elect Mr. Michael M.F. Kaufmann as
       a Vice-Chairman

15.    Elect Ernst & Young AB as the Company's Auditors          Mgmt          For                            For
       up to the end of the 2013 AGM

16.    Approve the procedures for the appointment of             Mgmt          For                            For
       the Nominations Committee for 2013 AGM

17.    Approve the guidelines for remuneration to the            Mgmt          For                            For
       Executive Officers

18.    Approve the Board's proposal for a decision               Mgmt          For                            For
       regarding the transfer of shares under the
       Long Term Incentive Programme decided at the
       2007 AGM

19.    Authorize the Board during the period up to               Mgmt          For                            For
       the next AGM, on one or more occasions and
       with deviation from preferential rights for
       shareholders, to reach a decision regarding
       the transfer of Billerud shares that the Company
       holds at the time of the Board's decision,
       either to a third party as payment in connection
       with acquisition of companies, and/or as a
       transfer on the stock exchange in order to
       raise liquid funds for payment in connection
       with such acquisitions; payment for transferred
       shares may be made in cash, and for a transaction
       other than via the stock exchange, through
       contribution of property or set-off of a receivable
       against the Company; a transfer on NASDAQ OMX
       Stockholm may only be carried out at a price
       per share within the range of share prices
       registered for the Company at any given time;
       any other transfer may take place at the market
       value, as a minimum, determined by the Board

20.    Amend the Articles of Association as specified            Mgmt          For                            For

21.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BIOMERIEUX, MARCY L'ETOILE                                                                  Agenda Number:  701950493
--------------------------------------------------------------------------------------------------------------------------
        Security:  F1149Y109
    Meeting Type:  MIX
    Meeting Date:  11-Jun-2009
          Ticker:
            ISIN:  FR0010096479
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

       Reports of the Board of Directors and the Statutory       Non-Voting    No vote
       Auditors

       Report of the Chairman referred to in Article             Non-Voting    No vote
       L.225-37 of the Commercial Code

       Approval of the agreements referred to in Article         Non-Voting    No vote
       L.225-38 of the Commercial Code

O.1    Approve the unconsolidated accounts for the               Mgmt          Abstain                        Against
       FYE on 31 DEC 2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          Abstain                        Against
       on 31 DEC 2008

O.3    Approve the distribution of profits for the               Mgmt          For                            For
       2008 FY

O.4    Approve the regulated agreements concluded by             Mgmt          Abstain                        Against
       the Company and presented in the special report
       of the Statutory Auditors

O.5    Authorize the Board of Directors for the Company          Mgmt          Against                        Against
       to buy its own securities

E.6    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by cancellation of shares

E.7    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital by issuing shares or warrants,
       within the limit of 35% of the share capital,
       with maintenance of preferential subscription
       rights of shareholders

E.8    Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital by issuing shares or warrants,
       within the limit of 35% of the share capital,
       with cancellation of preferential subscription
       rights

E.9    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital by issuing shares or warrants,
       within the limit of 10% of the share capital,
       with cancellation of preferential subscription
       rights, in accordance with Article L.225-136
       1st paragraph 2 of the Commercial Code, within
       the framework of the issue known as 'The need
       arises'

E.10   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       increase the capital, by issuing common shares
       or any warrants giving access to the capital,
       with cancellation of preferential subscription
       rights, within the annual limit of 20% of the
       capital, through a private placement reserved
       to qualified investors or to a restricted circle
       of investors

E.11   Approve the powers delegated in order to increase         Mgmt          Against                        Against
       the capital, with cancellation of preferential
       subscription rights, to remunerate contributions
       of securities, within the framework of an exchange
       public offer or contributions in kind on the
       Company's securities

E.12   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of shares, securities or warrants
       to be issued in case of a capital increase,
       with or without preferential subscription rights

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital by incorporation of reserves,
       premium, profits or other

E.14   Authorize the Board of Directors to carry out             Mgmt          For                            For
       a capital increase reserved for the employees
       who are members of a Company Savings Plan

E.15   Grant full powers to the bearer of an original            Mgmt          For                            For
       or extract of this report in order to accomplish
       all legal formalities




--------------------------------------------------------------------------------------------------------------------------
 BIOVAIL CORP                                                                                Agenda Number:  701672607
--------------------------------------------------------------------------------------------------------------------------
        Security:  09067J109
    Meeting Type:  AGM
    Meeting Date:  08-Aug-2008
          Ticker:
            ISIN:  CA09067J1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the following slate of Directors: Dr.               Mgmt          For                            For
       Douglas J. P. Squires, Dr. Laurence E. Paul
       and Messrs. Serge Gouin, David H. Laidley,
       J. Spencer Lanthier, Mark Parrish, Robert N.
       Power, Lloyd M. Segal, Michael R. Van Every
       and William M. Wells

2.     Re-appoint Ernst and Young LLP as the Auditors,           Mgmt          For                            For
       to hold office until the close of the next
       AGM of common shareholders and authorize the
       Board of Directors of Biovail to fix the remuneration
       of the Auditors

       PLEASE BE ADVISED THAT THIS IS THE AGENDA OF              Non-Voting    No vote
       THE MANAGEMENT. IF YOU DECIDE TO SUPPORT THE
       CANDIDATES OF THE MANAGEMENT, YOU SHOULD NOT
       SUPPORT THE CANDIDATES OF THE DISSIDENTS WHICH
       ARE LISTED IN THE AGENDA OF MEETING ID 498150.
       PLEASE FEEL FREE TO CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BIOVAIL CORP                                                                                Agenda Number:  701673938
--------------------------------------------------------------------------------------------------------------------------
        Security:  09067J109
    Meeting Type:  AGM
    Meeting Date:  08-Aug-2008
          Ticker:
            ISIN:  CA09067J1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT THIS IS THE AGENDA OF              Non-Voting    No vote
       THE DISSIDENTS. IF YOU DECIDE TO SUPPORT THE
       CANDIDATES OF THE DISSIDENTS, YOU SHOULD NOT
       SUPPORT THE CANDIDATES OF THE MANAGEMENT WHICH
       ARE LISTED IN THE AGENDA OF MEETING ID 497884.
       PLEASE FEEL FREE TO CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS. THANK
       YOU.

1.     PLEASE NOTE THAT THIS RESOLUTION IS A DISSIDENTS          Shr           Abstain                        Against
       SHAREHOLDERS' PROPOSAL: elect the following
       Directors: Messrs. Bruce D. Brydon, Douglas
       N. Deeth, Joseph J. Krivulka, Vince M. Mazza,
       William J. Menear, Robert A. Podruzny, Mark
       L. Thompson, Liza A. Harridyal Sodha, Laurence
       Zeifman and Dr. D. Lorne Tyrrell

2.     PLEASE NOTE THAT THIS RESOLUTION IS A DISSIDENTS          Shr           Abstain                        Against
       SHAREHOLDERS' PROPOSAL: re-appoint Ernest &Young
       LLP, Chartered Accountants, as the Auditors,
       to hold office until the close of the next
       AGM of shareholders; and authorize the Board
       of Directors of Biovail to fix the remuneration
       of the Auditors




--------------------------------------------------------------------------------------------------------------------------
 BOARDWALK REAL ESTATE INVT TR                                                               Agenda Number:  701896853
--------------------------------------------------------------------------------------------------------------------------
        Security:  096631106
    Meeting Type:  MIX
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  CA0966311064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTIONS
       1, 4, 5, 6 AND "IN FAVOR" OR ''ABSTAIN" ONLY
       FOR RESOLUTION NUMBERS 2.1 TO 2.6 AND 3. THANK
       YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       of the Trust for the YE 31 DEC 2008 and the
       Auditor's report thereon

1.     Approve to fix the number of trustees to be               Mgmt          For                            For
       elected at the meeting at not more than 6

2.1    Elect Mr. Arthur L. Havener, Jr as Trustees               Mgmt          For                            For
       of the Trust for the ensuing year

2.2    Elect Mr. AL W. Mawani as Trustees of the Trust           Mgmt          For                            For
       for the ensuing year

2.3    Elect Mr. James R. Dewald as Trustees of the              Mgmt          For                            For
       Trust for the ensuing year

2.4    Elect Mr. Sam Kolias as Trustees of the Trust             Mgmt          For                            For
       for the ensuing year

2.5    Elect Mr. Ernie W. Kapitza as Trustees of the             Mgmt          For                            For
       Trust for the ensuing year

2.6    Elect Mr. Gary Goodman as Trustees of the Trust           Mgmt          For                            For
       for the ensuing year

3.     Appoint Deloitte & Touche LLP, Chartered Accountants      Mgmt          For                            For
       as the Auditors of the trust for the ensuing
       year and authorize the Trustees of the Trust
       to fix the remuneration of such Auditors

4.     Approve the amendments to the Deferred Unit               Mgmt          For                            For
       Plan of the Trust which are contemplated or
       necessary in connection with the business of
       the trust as specified

5.     Ratify the deferred unit grants pursuant to               Mgmt          For                            For
       the deferred unit plan of the trust as specified

S.6    Approve the amendments to the declaration of              Mgmt          For                            For
       Trust constituting the Trust which are contemplated
       or necessary in connection with the business
       of the trust as specified

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BOART LONGYEAR LTD, SYDNEY NSW                                                              Agenda Number:  701893819
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1645L104
    Meeting Type:  AGM
    Meeting Date:  11-May-2009
          Ticker:
            ISIN:  AU000000BLY8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive and consider the financial report,             Non-Voting    No vote
       the Director's report and the Independent Audit
       report of the Company for the FYE 31 DEC 2008

       Questions and comments                                    Non-Voting    No vote

1.     Elect Mr. Peter St George as a Director of the            Mgmt          For                            For
       Company in accordance with ASX Listing Rule
       14.4

2.     Elect Mr. David Grzelak as a Director of the              Mgmt          For                            For
       Company in accordance with ASX Listing Rule
       14.4

3.     Receive the remuneration report for the FYE               Mgmt          For                            For
       31 DEC 2008




--------------------------------------------------------------------------------------------------------------------------
 BODYCOTE PLC                                                                                Agenda Number:  701716219
--------------------------------------------------------------------------------------------------------------------------
        Security:  G12124163
    Meeting Type:  EGM
    Meeting Date:  09-Oct-2008
          Ticker:
            ISIN:  GB0006895626
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the sale by the Company of the testing            Mgmt          For                            For
       business of the Company




--------------------------------------------------------------------------------------------------------------------------
 BODYCOTE PLC, MACCLESFIELD, CHESHIRE                                                        Agenda Number:  701774881
--------------------------------------------------------------------------------------------------------------------------
        Security:  G12124163
    Meeting Type:  OGM
    Meeting Date:  08-Dec-2008
          Ticker:
            ISIN:  GB0006895626
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, conditional on the admission to the              Mgmt          For                            For
       Official List of the UK Listing Authority and
       to trading on the London Stock Exchange plc's
       main market for listed securities becoming
       effective by 8.00 a.m. on 31 DEC 2008 [or such
       later time and/or date as the Directors of
       the Company [the Directors] may determine]
       of ordinary shares of 17 3/11 pence each [the
       New Ordinary Shares], having the rights and
       being subject to the restrictions specified
       in the Articles of Association of the Company
       as proposed to be amended pursuant to paragraph
       (e) below: (a) to increase the authorized share
       capital of the Company from GBP 43,000,000
       to GBP 173,000,000 by the creation of 325,000,000
       B Shares of 40 pence each; (b) authorize the
       Directors to capitalize a sum not exceeding
       GBP 130,000,000 standing to the credit of the
       Company's share premium account and to appropriate
       such sum to the members of the Company by applying
       such sum in paying up in full 325,000,000 B
       Shares and pursuant to Section 80 of the Companies
       Act 1985 [as amended] [the 1985 Act] to allot
       and issue such B Shares credited as fully paid
       up, up to an aggregate nominal amount of GBP
       130,000,000, to the holders of the ordinary
       shares of 10 pence each in the Company [the
       Existing Ordinary Shares] on the basis of one
       B Share for each Existing Ordinary Share held
       and recorded on the register of members of
       the Company at 5.00 p.m. on 08 DEC 2008 [or
       such other time and/or date as the Directors
       may determine]; [Authority expire at the conclusion
       of the AGM to be held in 2009 or the date that
       is 15 months from the date of the passing of
       this resolution, whichever is the earlier];
       (c) each Existing Ordinary Share as shown in
       the register of members of the Company at 5.00
       p.m. on 08 DEC 2008 [or such other time and/or
       as the Directors may determine] be and is hereby
       subdivided into 11 shares of 10/11 pence each
       and forthwith upon such subdivision every 19
       shares of 10/11 pence each resulting from such
       subdivision be and are hereby consolidated
       into one New Ordinary Share, no member shall
       be entitled to a fraction of a share and all
       fractional entitlements arising out of such
       subdivision and consolidation shall be aggregated
       into New Ordinary Shares and the whole number
       of New Ordinary Shares so arising sold and
       the net proceeds of sale distributed in due
       proportion [rounded down to the nearest penny]
       among those shareholders who would otherwise
       be entitled to such fractional entitlements
       save that any amount otherwise due to a shareholder,
       being less than GBP 3 shall be retained by
       the Company, for the purposes of implementing
       the provisions of this paragraph the Directors
       may appoint any person to execute transfers
       on behalf of any person who is entitled to
       any such fractions and generally make all arrangements
       which appear to the Directors to be necessary
       or appropriate for the settlement and/or the
       disposal of such fractional entitlements; (d)
       the capitalization issue referred to in paragraph
       (b) above and the subdivision and consolidation
       referred to in paragraph (c) above, each authorized
       but unissued Existing Ordinary Share [up to
       such number as will result in the maximum whole
       number of New Ordinary Shares with any balance
       remaining unconsolidated] be and is hereby
       subdivided into 11 shares of 10/11 pence each
       and forthwith upon such subdivision every 19
       shares of 10/11 pence each resulting from such
       subdivision be and are hereby consolidated
       into one New Ordinary Share provided that the
       balance of the unconsolidated Existing Ordinary
       Shares shall immediately thereafter be cancelled
       in accordance with section 121(2)(e) of the
       1985 Act and the amount of the Company's authorized
       but unissued share capital shall be diminished
       accordingly; (e) amend the Articles of Association
       of the Company as specifed

2.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of the 1985 Act, to allot and grant rights
       to subscribe for or to convert securities into
       shares of the Company up to a maximum aggregate
       nominal amount of GBP 10,810,761; [Authority
       expires at the conclusion of the AGM to be
       held in 2009 or the date that is 15 months
       from the date of the passing of this resolution
       whichever is the earlier] and the Directors
       may allot any shares or grant any such rights
       under this authority in pursuance of an offer
       or an agreement so to do made by the Company
       before the expiry of this authority

S.3    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolutions 1 and 2 pursuant to Section
       95 of the 1985 Act, to allot equity securities
       and sell relevant shares [Section 94 of the
       1985 Act] held by the Company as the treasury
       shares [Section 162A of the 1985 Act] for cash
       pursuant to the authority conferred by the
       said resolutions, disapplying the statutory
       pre-emption rights [Section 89(1) of the Companies
       Act 1985], provided that this power is limited
       to the allotment of equity securities a) to
       allot equity securities [Section 94 of the
       1985 Act] in connection with a rights issue,
       open offer or other offers in favor of ordinary
       shareholders where the equity securities respectively
       attributable to the interest of all ordinary
       shareholders are proportionate to the respective
       number of ordinary shares held by them subject
       to such exclusions or other arrangements as
       the Directors consider appropriate, necessary
       or expedient to deal with any fractional entitlements
       or any requirements of any regulatory body
       or recognized investment exchange or otherwise;
       and b) pursuant to the terms of the Company's
       Executive share incentive schemes; and c) up
       to an aggregate nominal amount of GBP 1,619,586
       [5% of the issued share capital of the Company
       at 20 NOV 2008]; [authority shall expire at
       the conclusion of the AGM to be held in 2009
       or the date that is 15 months from the date
       of the passing of this resolution whichever
       is the earlier] and authorize the Directors
       to allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.4    Authorize the Company to make market purchases,           Mgmt          For                            For
       subject to the passing of resolution 1, in
       accordance with its terms, (within the meaning
       of Section 163(3) of the 1985 Act) of New Ordinary
       Shares in the Company provided that: (a) the
       maximum number of shares to be acquired is
       18,753,111; (b) the maximum price which may
       be paid for any such share is an amount equal
       to 10% of the average of the middle market
       quotations for a New Ordinary Share as derived
       from the London Stock Exchange Daily Official
       List for the 5 business days immediately preceding
       the day on which the share is contracted to
       be purchased; (c) the minimum price which may
       be paid for any such share is 17 3/11 pence;
       and (d) [authority shall expire at the conclusion
       of the AGM to be held in 2009 or the date that
       is 15 months from the date of the passing of
       this resolution whichever is the earlier];
       the contract of purchase may be made before
       such expiry which will or may be executed wholly
       or partly thereafter, and a purchase of shares
       may be made in pursuance of any such contract




--------------------------------------------------------------------------------------------------------------------------
 BODYCOTE PLC, MACCLESFIELD, CHESHIRE                                                        Agenda Number:  701877168
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1214R111
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  GB00B3FLWH99
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements and the statutory        Mgmt          For                            For
       reports

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Approve the final dividend of 5.35 pence per              Mgmt          For                            For
       share

4.     Elect Mr. Stephen C. Harris as a Director                 Mgmt          For                            For

5.     Elect Dr. K. Rajagopal as a Director                      Mgmt          For                            For

6.     Re-appoint Deloitte LLP as the Auditors and               Mgmt          Against                        Against
       authorize Board to fix their remuneration

7.     Grant authority to issue of equity or equity-linked       Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 10,608,260

S.8    Grant authority, subject to the passing of Resolution     Mgmt          For                            For
       7, to issue of equity or equity- linked securities
       without pre- emptive rights up to aggregate
       nominal amount of GBP 1,619,586

S.9    Grant authority to market purchase 18,753,112             Mgmt          For                            For
       ordinary shares

S.10   Adopt the new Articles of Association                     Mgmt          Against                        Against

S.11   Approve that the any general meeting of the               Mgmt          Against                        Against
       Company other than the AGM called by notice
       of at least 14 clear days




--------------------------------------------------------------------------------------------------------------------------
 BOLSAS Y MERCADOS ESPANOLES SA                                                              Agenda Number:  701862915
--------------------------------------------------------------------------------------------------------------------------
        Security:  E8893G102
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  ES0115056139
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM MEETING. THANK            Non-Voting    No vote
       YOU.

1.     Approve the annual accounts and Management report         Mgmt          For                            For
       as well as the Management of the Board for
       the year 2008

2.     Approve the distribution of results from 2008             Mgmt          For                            For

3.1    Re-elect of Mr. Tomas Muniesa Arantegui as the            Mgmt          For                            For
       Board Member for 4 year

3.2    Re-elect of Mr. Antonio J. zoido Martinez as              Mgmt          For                            For
       the Board Member for 4 year

3.3    Re-elect of Mr. Joan Hortala I Arau as the Board          Mgmt          For                            For
       Member for 4 year

3.4    Re-elect of Mr. Ramiro Mato Garcia-Ansorena               Mgmt          For                            For
       as the Board Member for 4 year

4.     Approve the setting of the President's salary             Mgmt          For                            For

5.     Approve the setting of the Administrators salaries        Mgmt          For                            For

6.     Approve the renewal of Deloitte,SL as the Auditor         Mgmt          For                            For
       for 1 year

7.     Authorize the Board to acquire own shares within          Mgmt          For                            For
       legal limits, to set the limits and requirements
       of the acquisition and to execute it

8.     Approve the delegation to the Board to formalize,         Mgmt          For                            For
       rectify, clarify, interpret, specify, add to,
       execute and convert into a Public document
       the resolutions adopted in the meeting

9.     Any other business and questions                          Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BONDUELLE SA, RENESCURE                                                                     Agenda Number:  701756655
--------------------------------------------------------------------------------------------------------------------------
        Security:  F10689119
    Meeting Type:  MIX
    Meeting Date:  04-Dec-2008
          Ticker:
            ISIN:  FR0000063935
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Receive the reports of the Supervisory Board              Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE 30 JUN 2008,
       as presented, earnings for the FY EUR 81,833,423.78

O.2    Receive the reports of the Supervisory Board              Mgmt          For                            For
       and the Auditors; approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, consolidated
       earnings for the FY: EUR 51,160,169.00 accordingly,
       and grant permanent discharge to the Supervisory
       Board for the performance of their duties during
       the said FY

O.3    Approve the recommendations of the Supervisory            Mgmt          For                            For
       Board and resolves that the income for the
       FY be appropriated as follows: income for the
       FY EUR 81,833,423.78 previous retained earnings:
       EUR 115,191,848.24 distributable income: EUR
       197,025,272.02 allocation to the general partner:
       EUR 818,334.00 dividends: EUR 12,000,000.00
       retained earnings: EUR 184,206,938.02 the shareholders
       will receive a net dividend of EUR 1.50 per
       share, and will entitle to the 40 per cent
       deduction provided by the French Tax Code;
       this dividend will be paid on 07 JAN 2009 in
       the event that the Company holds some of its
       own shares on such date, the amount of the
       unpaid dividend on such shares shall be allocated
       to the retained earnings account, as required
       by law, it is reminded that, for the last 3
       FY the dividends paid, were as follows: EUR
       1.12 for FY 2004-2005 EUR 1.25 for FY 2005-2006
       EUR 1.35 for FY 2006-2007

O.4    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements Governed By-Law, and approve the
       said report and the agreements referred to
       therein

O.5    Authorize the Management to buy back the Company's        Mgmt          For                            For
       shares on the open market, subject to the conditions
       described below: maximum purchase price: EUR
       120.00, maximum number of shares to be acquired:
       10% of the share capital, maximum funds invested
       in the share buybacks: EUR 96,000,000.00 Authority
       expires at the end of 18 month period] this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 06 DEC 2007 in its Resolution 5
       and to take all necessary measures and accomplish
       all necessary formalities

O.6    Approve to award total annual fees of EUR 30,000.00       Mgmt          For                            For
       to the Supervisory Board

O.7    Approve to renew the appointment of Mr. Stanislas         Mgmt          For                            For
       Dalle as Member of the Supervisory Board for
       a 3 year period

O.8    Approve to renews the appointment of Mr. Jean             Mgmt          Against                        Against
       Gueguen as Member of the Supervisory Board
       for a 3 year period

O.9    Ratify the appointment of Mr. Louis Bonduelle             Mgmt          For                            For
       as a Member of the Supervisory Board, to replace
       Mr. Damien Bonduelle, for the remainder of
       Mr. Damien Bonduelle's term of office, i.e.
       until the shareholders' meeting called to approve
       the financial statements for the FYE in 30
       JUN 2010

E.10   Authorize the Management in order to increase             Mgmt          For                            For
       the share capital, in one or more occasions
       and at its sole discretion, by a maximum nominal
       amount of EUR 17,500,000.00, by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is all owed
       By-Law and under the By-Laws, by issuing bonus
       shares or raising the par value of existing
       shares, or by a combination of these methods
       [Authority expires at the end of 26 month period
       this delegation of powers supersedes any and
       all earlier delegations to the same effect;
       and to take all necessary measures and accomplish
       all necessary formalities

E.11   Authorize the Management to increase the capital,         Mgmt          For                            For
       on one or more occasions, in France or a broad,
       by a maximum nominal amount of EUR 17,500,000.00,
       by issuance, with preferred subscription rights
       maintained, of shares or debt securities; [Authority
       expires at the end of 26 month period]; to
       charge the share issuance costs against the
       related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to one tenth of the new capital after each
       increase, this delegation of powers supersedes
       any and all earlier delegations to the same
       effect; and to take all necessary measures
       and accomplish all necessary formalities

E.12   Authorize the Management to increase the capital,         Mgmt          Against                        Against
       on one or more occasions, in France or abroad,
       by a maximum nominal amount of EUR 17,500,000.00,
       by issuance of shares or debt securities; this
       amount shall count against the overall value
       set forth in Resolution 11 [Authority expires
       at the end of 26 month period]; approve to
       cancel the shareholders' preferential subscription
       rights; authorize the Management to charge
       the share issuance costs against the related
       premiums and deduct from the premiums the amounts
       necessary to raise the legal reserve to one
       tenth of the new capital after each increase;
       this delegation of powers supersedes any and
       all earlier delegations to the same effect;
       and to take all necessary measures and accomplish
       all necessary formalities

E.13   Authorize the Management to increase the share            Mgmt          For                            For
       capital, on one or more occasions, at its sole
       discretion, in favour of employees and corporate
       officers of the Company who are Members of
       a Company savings plan; [Authority expires
       at the end of 26 month period] and for a nominal
       amount that does not exceed 3% of the share
       capital

E.14   Formalities                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BONGRAIN SA, VIROFLAY                                                                       Agenda Number:  701861088
--------------------------------------------------------------------------------------------------------------------------
        Security:  F10731119
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  FR0000120107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements and commitments governed by Articles
       L.225.38 of the French Commercial code, approve
       the said report and the agreements and commitments
       referred to therein

O.2    Receive the reports of the Board of Directors,            Mgmt          Abstain                        Against
       and the Auditors, approve the Company's financial
       statements for the YE on 31 DEC 2008 as presented

O.3    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, approve the consolidated
       financial statements for the FY in the form
       presented to the meeting

O.4    Approve the earnings for the FY: EUR 17,484,124.29        Mgmt          For                            For
       retained earnings: EUR 299,333,473.00 available
       amount EUR 316,817,597.29; this amount will
       be allocated to the retained earnings thus
       brought to EUR 316,817,597.29; as required
       by Law

O.5    Approve to renew the appointment of Mr. Alex              Mgmt          For                            For
       Bongrain as a Director for 1 year period

O.6    Approve to renew the appointment of Mr. Armand            Mgmt          For                            For
       Bongrain as a Director for 1 year period

O.7    Approve to renew the appointment of Mrs. Dominique        Mgmt          For                            For
       Damon as a Director for 1 year period

O.8    Approve to renew the appointment of Mr. Michael           Mgmt          For                            For
       Godet as a Director for 1 year period

O.9    Approve to renew the appointment of Mr. Bernard           Mgmt          For                            For
       Houlot as a Director for 1 year period

O.10   Approve to renew the appointment of Mrs. Elisabeth        Mgmt          For                            For
       Lulin as a Director for 1 year period

O.11   Approve to renew the appointment of Mr. Xavier            Mgmt          For                            For
       Paul-Renard as a Director for 1 year period

O.12   Approve to renew the appointment of Mr. Jurgen            Mgmt          For                            For
       Reimnitz as a Director for 1 year period

O.13   Approve to renew the appointment of Mr. Georges           Mgmt          For                            For
       Robin as a Director for 1 year period

O.14   Approve to renew the appointment of Mr. Jean-Hugues       Mgmt          For                            For
       Vadot as a Director for 1 year period

O.15   Appoint Mr. Ignacio Osborne as a Director to              Mgmt          For                            For
       replace Mr. Jacques Gairard for 1 year

O.16   Approve to renew the appointment of PricewaterhouseCoopersMgmt          For                            For
       audit, represented by Mr. Christian Perrier,
       as a Statutory Auditor for a 6-year period

O.17   Appoint Mr. Yves Nicolas as a Deputy Auditor              Mgmt          For                            For
       to replace Mr. Pierre Coll  for a 6-year period

O.18   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 140.00, maximum number
       of shares to be acquired 10% of the share capital
       maximum funds invested in the shares buy backs:
       EUR 216,050,940.00; the number of shares acquired
       by the Company with a view to their retention
       or their subsequent delivery In payment or
       exchange as part of an external growth operation
       cannot exceed 5% of its capital; authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities;
       [Authority is given for a 18-month period];
       it supersedes the authorization granted by
       the ordinary shareholders' meeting of 29 APR
       2008

E.19   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing ordinary shares or securities
       giving access to the capital, with cancellation
       of preferential subscription rights, in consideration
       for the contribution s in kind granted to the
       Company and comprised of capital securities
       or securities giving access to share capital;
       the nominal maximum amount of the capital increases
       to be carried out by virtue of the present
       resolution shall not count against the overall
       ceiling set forth in Resolution 1 of the extraordinary
       shareholders' meeting of 29 APR 2008; [Authority
       is granted for a 26-month period]

E.20   Authorize the Board of Directors in one or more           Mgmt          For                            For
       transactions, to Senior Executives and, or
       Corporate Officers of the Company or of a related
       Company, options giving the right either to
       subscribe for new shares in the Company to
       be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not exceed a number of 200,000 options;
       each option shall give right to purchase or
       to subscribe 1 share; authorize the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities; [Authority
       is granted for a 38-month period]

E.21   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions, by
       canceling all or part of the shares held by
       the Company in connection with the provisions
       of Article L.225-209 of the French Commercial
       Code, up to a maximum of 10% of the share capital;
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities; [Authority is given for a 24-month
       period]

E.22   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy of extract of the minutes of the meeting
       to carry out all fillings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 BOSCH CORPORATION                                                                           Agenda Number:  701697089
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0448M119
    Meeting Type:  EGM
    Meeting Date:  18-Sep-2008
          Ticker:
            ISIN:  JP3426800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      This is the Extraordinary Shareholders Meeting            Non-Voting    No vote
       to be voted on by Common       shareholders
       Related to the Creation of the New Class Shares,
       and the Class   Stockholders Meeting to be
       voted by Common Shareholders

1      Amend Articles to: Allow Board to Authorize               Mgmt          For                            For
       Use of Appropriation of Retained  Earnings

2      Amend Articles to: Change Common Shares into              Mgmt          For                            For
       Conditional Ones, Mandatory Call Optinos, allowing
       the Company to Purchase the Whole Own Shares
       by Resolution, etc.

3      Approve Purchase of Whole Own Shares with Mandatory       Mgmt          For                            For
       Call Options

C.1    Amend Articles to: Change Common Shares into              Mgmt          For                            For
       Conditional Ones, Mandatory Call Optinos, allowing
       the Company to Purchase the Whole Own Shares
       by Resolution, Change Class A shares into Common
       Shares, etc.




--------------------------------------------------------------------------------------------------------------------------
 BOURBON SA, PARIS                                                                           Agenda Number:  701936037
--------------------------------------------------------------------------------------------------------------------------
        Security:  F11235136
    Meeting Type:  MIX
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  FR0004548873
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

       Report of the Chairman established in accordance          Non-Voting    No vote
       with Article L.225-37 of the Commercial Code

       Special report of the Board of Directors on               Non-Voting    No vote
       the subscription options, established in accordance
       with Article L.225-184 of the Commercial Code

       Report of the Statutory Auditors on the unconsolidated    Non-Voting    No vote
       and consolidated accounts

       Special report of the Statutory Auditors on               Non-Voting    No vote
       the agreements referred to in Articles L.225-38
       and sequence of the Commercial Code

       Report of the Statutory Auditors on the internal          Non-Voting    No vote
       control procedures relating to the preparation
       and processing of the accounting and financial
       information

       Report of the Board of Directors                          Non-Voting    No vote

       Report of the Statutory Auditors                          Non-Voting    No vote

O.1    Approve the management report of the Board of             Mgmt          For                            For
       Directors, the report of the Chairman and the
       report of the Statutory Auditors, balance sheet,
       income statement, and the annex for the FYE
       on 31 DEC 2008, as well as the transactions
       reflected in these accounts and summarized
       in these reports

O.2    Approve the transactions and terms reflected              Mgmt          For                            For
       in these accounts and summarized in these reports
       and discharge to the Board Members

O.3    Approve the distribution of profits                       Mgmt          For                            For

O.4    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       on 31 DEC 2008, as well as the transactions
       reflected in these accounts and summarized
       in the report of the Board of Directors on
       the management of the Group and in the report
       of the Statutory Auditors

O.5    Receive the special report of the Statutory               Mgmt          Abstain                        Against
       Auditors and the agreements referred to therein

O.6    Approve the attendance allowances                         Mgmt          For                            For

O.7    Approve the renewal of Mrs. Dominique Senequier's         Mgmt          For                            For
       as a Board Member for 3 years

O.8    Approve the renewal of Mr. Marc Francken's as             Mgmt          For                            For
       a Board Member for 3 years

O.9    Approve the renewal of Mr. Roger Wright's as              Mgmt          For                            For
       a Board Member for 3 years

O.10   Appoint Mr. Philippe Sautter as a Board Member            Mgmt          For                            For
       for 3 years

O.11   Approve the Repurchase Program decided by the             Mgmt          Against                        Against
       Ordinary and Extraordinary General Assembly
       of 30 MAY 2008

O.12   Grant powers to the bearer of an original or              Mgmt          For                            For
       extract of this report in order to accomplish
       all legal formalities

E.13   Approve the share capital increase by incorporation       Mgmt          For                            For
       of part of the item 'Issue Premium'; allocation
       of free shares to the shareholders for every
       10 existing shares at the date of the Ordinary
       and Extraordinary General Assembly

E.14   Amend Article 7 of the Statutes, relating to              Mgmt          For                            For
       the share capital

E.15   Authorize the Board of Directors to cancel,               Mgmt          For                            For
       in 1 or more times, all the shares acquired
       by the company pursuant to the implementation
       of various shares purchase authorizations,
       within the limit of 10% of the share capital

E.16   Grant full powers to the bearer of an original            Mgmt          For                            For
       or extract of this report in order to accomplish
       all legal formalities




--------------------------------------------------------------------------------------------------------------------------
 BOURSORAMA, BOULOGNE BILLANCOURT                                                            Agenda Number:  701907327
--------------------------------------------------------------------------------------------------------------------------
        Security:  F1140M138
    Meeting Type:  MIX
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  FR0000075228
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Receive the report of the Board of Directors              Mgmt          Abstain                        Against
       and the Auditors, and approve the Company's
       financial statements for the YE 31 DEC 2008,
       as presented showing earnings for the FY of
       EUR 26,400,000.00

O.2    Approve to resolve appropriate the profit for             Mgmt          For                            For
       the year of EUR 26,400,000.00 to the retained
       earnings account; in accordance with the regulations
       in force, the shareholders' meeting recalls
       that no dividend was paid for the previous
       3 fiscal years

O.3    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meetings showing a net
       income [group share] of EUR 49,900,000.00

O.4    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225-38 of
       the French Commercial Code, and approve the
       agreements entered into with Societe Generale
       and Sgam and the agreement previously approved
       which remains in force

O.5    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225-38 of
       the French Commercial Code, and approve the
       agreements entered into with Caixa and the
       operation referred to therein

O.6    Approve to ratify the co-optation of Mr. Jean-Pierre      Mgmt          For                            For
       Mustier as a Director, to replace Mr. Philippe
       Collas, for the remainder of Mr. Philippe Collas's
       term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FYE 31 DEC 2009

O.7    Appoint Mr. Jean-Francois Sammarcelli as a Director,      Mgmt          Against                        Against
       for a 6-year period

O.8    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 15.00, maximum number of
       shares to be acquired: 10% of the share capital,
       i.e. 8,692,553 shares maximum funds invested
       in the share buybacks: EUR 130,388,295.00;
       [Authority expires for an 18-month period];
       this authorization cancels the remaining unspent
       period and replaces the authorization granted
       by the shareholders' meeting of 19 MAY 2008
       in its Resolution 7

E.9    Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, in favour of employees
       and Corporate Officers of Boursorama and related
       Companies, options giving the right either
       to subscribe for new shares in the Company,
       or to purchase existing shares, it being provided
       that the options shall not give rights to a
       total number of shares, which shall exceed
       3% o f the share capital; [Authority expires
       for a 38-month period]; this authorization
       cancels the remaining unspent period and replaces
       the 1 granted by the shareholders' meeting
       of 16 MAY 2006 in its Resolution 6

E.10   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the employees and the
       executive corporate officers of the Company
       and related Companies; they may not represent
       more than 1% o f the share capital; [Authority
       expires for a 38-month period]; this authorization
       cancels the remaining unspent period and replaces
       the 1 granted by the shareholders' meeting
       of 16 MAY 2006 in its Resolution 7

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of employees
       of the Company any who are members of a Company
       Savings Plan; [Authority expires for a 26-month
       period]; and for a nominal amount that shall
       not exceed EUR 500,000.00; this authorization
       supersedes the authorization granted by the
       shareholders' meeting of 16 MAY 2006 in its
       Resolution 8

E.12   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 BOVIS HOMES GROUP PLC, KENT                                                                 Agenda Number:  701886597
--------------------------------------------------------------------------------------------------------------------------
        Security:  G12698109
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  GB0001859296
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts of the             Mgmt          For                            For
       Company for the YE 31 DEC 2008 and the reports
       of the Directors and the Auditors

2.     Approve the report on the Directors' remuneration         Mgmt          For                            For
       for the YE 31 DEC 2008

3.     Re-appoint Mr. John Anthony Warren as a Director          Mgmt          For                            For
       of the Company, who retires by rotation

4.     Re-appoint Mr. Neil Cooper as a Director of               Mgmt          For                            For
       the Company, who retires by rotation

5.     Re-appoint Mr. Alastair David Lyons as a Director         Mgmt          For                            For
       of the Company

6.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company

7.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

8.     Authorize the Board, to allot relevant securities         Mgmt          For                            For
       [as specified in the Companies Act 1985 [the
       Act]], up to an aggregate nominal amount of
       GBP 20,145,626; and up to a nominal amount
       of GBP 40,291,252.50 in connection with an
       offer by way of a rights issue to ordinary
       shareholders in proportion to their existing
       share holdings and so that the Board may impose
       any limits or restriction and make any arrangements
       with it considers necessary or appropriate
       to deal with fractional entitlements, record
       dates, legal, regulatory or practical problems
       in, or under the Laws of, any territory or
       any other matter; [Authority expires the earlier
       of the next AGM of the Company in 2010 or 15
       months]; and the Board may make allotments
       during the relevant period which may be exercised
       after the relevant period

9.     Approve the Bovis Homes Group Plc 2009 Bonus              Mgmt          For                            For
       Replacement Share Plan as specified and authorize
       the Directors to do all the acts and things
       which they may consider necessary and expedient
       to carry the same into effect

S.10   Amend, effect from 00.01 am on 01 OCT 2009,               Mgmt          For                            For
       the Company's Articles of Association as specified

S.11   Amend the Articles of Association of the Company          Mgmt          Against                        Against
       with effect from the conclusion of the meeting

S.12   Approve that a general meeting other than an              Mgmt          Against                        Against
       AGM may be called on not less than 14 clear
       days' notice

S.13   Authorize the Board, if resolution No. 8 is               Mgmt          For                            For
       passed, to allot equity securities [as specified
       in the Act] for cash, disapplying the statutory
       pre-emption rights [Section 89(1) of the Act],
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with an invitation or offering by way of rights
       to ordinary shareholders; and b) up to an aggregate
       nominal amount of GBP 3,024,868.50; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company in 2010 or 15 months];
       and the Board may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.14   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       make market purchases [Section 163(3) of the
       Act] up to 12,099,475 ordinary shares of 50
       pence each in the capital of the Company, at
       a minimum price of 50 pence and an amount equal
       to 105% of the average market quotations for
       such shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days and by the amount stipulated by Article
       5(1) of the Buy-Back and Stabilization Regulation
       2003 [in each case exclusive of expenses];
       [Authority expires at the conclusion of the
       next AGM of the Company in 2010]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 BREDERODE SA, WATERLOO                                                                      Agenda Number:  701888387
--------------------------------------------------------------------------------------------------------------------------
        Security:  B13544257
    Meeting Type:  OGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  BE0003792091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Directors report                              Non-Voting    No vote

2.     Receive the Auditors reports                              Non-Voting    No vote

3.     Approve to accept the financial statements and            Mgmt          No Action
       allocation of income and dividends of EUR 0.53

4.     Grant discharge to the Directors and the Auditors         Mgmt          No Action

5.1    Re-elect Messrs. Michel Delloye, Alain Siaens,            Mgmt          No Action
       and Pierre van der Mersch as the Directors

5.2    Approve to indicate Mr. Alain Siaens as the               Mgmt          No Action
       Independent Board Member

5.3    Approve the remuneration of the Directors                 Mgmt          No Action

5.4    Grant authority to the implementation of approved         Mgmt          No Action
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 BREDERODE SA, WATERLOO                                                                      Agenda Number:  701907036
--------------------------------------------------------------------------------------------------------------------------
        Security:  B13544257
    Meeting Type:  EGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  BE0003792091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve to modify the AGM's date                          Mgmt          No Action

2.     Amend the Article 27 of the Statute                       Mgmt          No Action

3.     Powers                                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 BREMBO SPA, CURNEO                                                                          Agenda Number:  701770011
--------------------------------------------------------------------------------------------------------------------------
        Security:  T2204N108
    Meeting Type:  OGM
    Meeting Date:  18-Dec-2008
          Ticker:
            ISIN:  IT0001050910
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       19 DEC 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Appoint a Board of Directors' Member pursuant             Mgmt          No Action
       to Article 2386 C. C.; consequent resolutions

2.     Approve the resolution related to the purchase            Mgmt          No Action
       and disposal of own shares; consequent resolutions




--------------------------------------------------------------------------------------------------------------------------
 BREMBO SPA, CURNEO                                                                          Agenda Number:  701860163
--------------------------------------------------------------------------------------------------------------------------
        Security:  T2204N108
    Meeting Type:  OGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  IT0001050910
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       the Board of Directors, Auditors and the Audit
       Firm report, any adjournment thereof

2.     Approve the consolidated financial statement              Mgmt          No Action
       at 31 DEC 2008, the Board of Directors, Auditors
       and Audit Firm report

3.     Approve to determine the Board of Directors               Mgmt          No Action
       emoluments, any adjournment thereof

4.     Approve the completion of commitment and determination    Mgmt          No Action
       of emoluments of audit firm, any adjournment
       thereof

5.     Ratify the Incentive Bonus Scheme for year 2009,          Mgmt          No Action
       any adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 BRILLIANCE CHINA AUTOMOTIVE  HLDGS LTD                                                      Agenda Number:  701740676
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1368B102
    Meeting Type:  SGM
    Meeting Date:  11-Nov-2008
          Ticker:
            ISIN:  BMG1368B1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve to cancel, the outstanding options to             Mgmt          For                            For
       subscribe for 92,125,000 shares at par value
       of USD 0.01 each of the Company which have
       been granted but not exercised as at the date
       of the passing of this resolution, pursuant
       to the Share Option Scheme of the Company adopted
       on 28 JUN 2002 and authorize the Directors
       of the Company to do all such acts, execute
       all such documents and deeds as they in their
       discretion consider necessary or desirable
       to give effect to the foregoing

2.     Approve and adopt, conditional upon the Listing           Mgmt          For                            For
       Committee of The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] approving the
       Share Option Scheme [as specified] [the New
       Share Option Scheme] and any options which
       may be granted thereunder and granting approval
       for listing of, and permission to deal in,
       the shares at par value of USD 0.01 each in
       the capital of the Company [the Shares] which
       may fall to be issued pursuant to the New Share
       Option Scheme, the New Share Option Scheme,
       by the Company and with effect from the date
       of the New Share Option Scheme becoming unconditional
       and effective, to terminate the existing Share
       Option Scheme of the Company which was adopted
       by the Company on 28 JUN 2002, therefrom and
       authorize the Directors of the Company [the
       Directors] to allot and issue Shares pursuant
       to the exercise of any options which may fall
       to be granted under the New Share Option Scheme,
       and that to the extent permissible under the
       bye-laws of the Company, the Rules Governing
       the Listing of Securities on the Stock Exchange
       and the rules of the New Share Option Scheme,
       the Directors may vote in respect of any resolution(s)
       under or affecting the New Share Option Scheme
       [including the granting of options thereunder
       or approving the allotment and issue of Shares
       upon exercise of options thereunder] notwithstanding
       any interest(s) of any Director(s)

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BRILLIANCE CHINA AUTOMOTIVE  HLDGS LTD                                                      Agenda Number:  701784200
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1368B102
    Meeting Type:  SGM
    Meeting Date:  30-Dec-2008
          Ticker:
            ISIN:  BMG1368B1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.a    Approve and ratify the entering into the Framework        Mgmt          For                            For
       Agreements dated 19 NOV 2008 [the Framework
       Agreements] [as specified] in respect of the
       continuing connected transactions to be entered
       into between the Company and its subsidiaries
       on the one part and [Shenyang JinBei Automotive
       Company Limited] [JinBei] and its subsidiaries
       and associated Companies on the other part
       for the 3 FYE 31 DEC 2011 [the Continuing Connected
       Transactions] as specified in the paragraph
       headed the Continuing Connected Transactions
       in the Letter from the Board contained in a
       circular issued by the Company dated 10 DEC
       2008 [the Circular], as specified and ratify
       the entering into the Continuing Connected
       Transactions pursuant to the Framework Agreements;
       and authorize the Directors of the Company
       to take such actions and to enter into such
       documents as are necessary to give effect to
       the Continuing Connected Transactions contemplated
       under the Framework Agreements

1.b    Approve the maximum annual monetary value of              Mgmt          For                            For
       the Continuing Connected Transactions contemplated
       under the Framework Agreements for each of
       the 3 FYE 31 DEC 2011 as specified in the paragraph
       headed Proposed Caps and Historical Figures
       - Proposed Caps in the letter from the Board
       contained in the Circular

2.a    Approve and ratify the entering into the Regional         Mgmt          For                            For
       Agent Agreement dated 19 NOV 2008 [the Regional
       Agent Agreement] [as specified] in respect
       of the continuing connected transaction to
       be entered into between [Shenyang Brilliance
       JinBei Automobile Co., Ltd] and [Liaoning Zheng
       Guo Investment Development Company Limited]
       for the 3 FYE 31 DEC 2011 as specified in the
       paragraph headed the Continuing Connected Transactions
       in the Letter from the Board contained in the
       Circular and the entering into the continuing
       connected transaction pursuant to the Regional
       Agent Agreement; and authorize the Directors
       of the Company to take such actions and to
       enter into such documents as are necessary
       to give effect to the continuing connected
       transaction contemplated under the Regional
       Agent Agreement

2.b    Approve the maximum annual monetary value of              Mgmt          For                            For
       the continuing connected transaction contemplated
       under the Regional Agent Agreement for each
       of the 3 FYE 31 DEC 2011 as specified in the
       paragraph headed Proposed Caps and Historical
       Figures - Proposed Caps in the Letter from
       the Board contained in the Circular

3.     Approve and ratify the entering into the Cross            Mgmt          For                            For
       Guarantees Agreement dated 19 NOV 2008 between
       [Shenyang Xing Yuan Dong Automobile Component
       Co., Ltd] [Xing Yuan Dong] and JinBei in relation
       to the provision of cross guarantees by each
       of Xing Yuan Dong and JinBei [and its subsidiaries]
       for the banking facilities of the other party
       up to the amount of RMB 500 million for a period
       of one year commencing from 01 JAN 2009 to
       31 DEC 2009 [as specified] and authorize the
       Directors of the Company to take such actions
       and to enter into such documents as are necessary
       to give effect to the Cross Guarantees Agreement




--------------------------------------------------------------------------------------------------------------------------
 BRILLIANCE CHINA AUTOMOTIVE  HLDGS LTD                                                      Agenda Number:  701790835
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1368B102
    Meeting Type:  SGM
    Meeting Date:  13-Jan-2009
          Ticker:
            ISIN:  BMG1368B1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE IN 'FAVOUR' OR IN 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.A    Approve and ratify, the entering into of the              Mgmt          For                            For
       subscription agreement dated 01 DEC 2008 [the
       Subscription Agreement] [as specified] between
       the Company and Huachen Automotive Group Holdings
       Company Limited [Huachen] in relation to the
       subscription of 1,313,953,488 new shares [the
       Subscription Shares] at par value of USD 0.01
       each in the capital of the Company by Huachen
       at the price of HKD 0.43 each Subscription
       Share [the Subscription]; and authorize the
       Directors of the Company to take such actions
       and to enter into such documents as are necessary
       to give full effect to the Subscription contemplated
       under the Subscription Agreement

1.B    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the Listing Committee of the Stock Exchange
       of Hong Kong Limited granting the listing of
       and permission to deal in, the Subscription
       Shares, to issue and allot the Subscription
       Shares to Huachen at completion of the Subscription
       Agreement

2.     Approve, subject to the Executive Director of             Mgmt          For                            For
       the Corporate Finance Division of the Securities
       and Futures Commission of Hong Kong or any
       of his delegates [Executive] granting to Huachen
       [as specified] and parties acting in concert
       with it the waiver pursuant to Note 1 on dispensations
       from Rule 26 of the Hong Kong Code on Takeovers
       and Mergers, in respect of the obligations
       of Huachen and parties acting in concert with
       it to make a mandatory general offer for all
       the securities of the Company other than those
       already owned by Huachen and parties acting
       in concert with it, which would otherwise arise
       as a result of the issue and allotment of the
       Subscription Shares [as specified] under the
       Subscription Agreement [as specified] [Whitewash
       Waiver] and the satisfaction of any conditions[s]
       attached to the Whitewash Waiver imposed by
       the Executive, the Whitewash Waiver




--------------------------------------------------------------------------------------------------------------------------
 BRILLIANCE CHINA AUTOMOTIVE  HLDGS LTD                                                      Agenda Number:  701909890
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1368B102
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  BMG1368B1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2008

2.A.I  Re-elect Mr. Wu Xiao An [also known as Mr. Ng             Mgmt          Against                        Against
       Siu On] as a Director

2A.II  Re-elect Mr. Qi Yumin as a Director                       Mgmt          Against                        Against

2.B    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

3.     Authorize the Board of Directors to appoint               Mgmt          For                            For
       the Auditors and approve to fix their remuneration

4.A    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue or deal with additional shares in the
       capital of the Company or securities convertible
       into such shares, options, warrants or similar
       rights to subscribe for any shares in the Company,
       and make or grant offers, agreements and options,
       subject to and in accordance with all applicable
       Laws, during and after the end of the relevant
       period, not exceeding 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       of this resolution, otherwise than pursuant
       to i) a rights issue [as specified]; or ii)
       the exercise of the subscription rights of
       conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company
       and from time to time outstanding; or iii)
       the exercise of options granted under the share
       option scheme or similar arrangement for the
       time being adopted for the grant or issue to
       officers and/or employees of the Company and/or
       any of its subsidiaries and/or eligible participants
       as stipulated in such share option scheme or
       similar arrangement of shares or rights to
       acquire shares of the Company; or iv) any scrip
       dividend or similar arrangement providing for
       the allotment of shares of the Company in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the bye-laws
       of the Company in force from time to time;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the By-Laws of the
       Company or any applicable Laws of Bermuda to
       be held]

4.B    Authorize the Directors of the Company to purchase        Mgmt          For                            For
       its own shares during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and which is recognized by the Securities and
       Futures Commission of Hong Kong and the Stock
       Exchange for this purpose [Recognized Stock
       Exchange], subject to and in accordance with
       all applicable Laws and regulations of Bermuda,
       Bye-Laws of the Company and the requirements
       of the Rules governing Listing of Securities
       on the Stock exchange or any other recognized
       stock exchange as amended from time to time,
       not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of passing of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-Laws of the Company or any applicable
       Laws of Bermuda to be held]

4.C    Approve, subject to the passing of Resolutions            Mgmt          For                            For
       4A and 4B the aggregate nominal amount of share
       capital of the Company which are to be purchased
       by the Company pursuant to the authority granted
       to the Directors as mentioned in Resolution
       4B shall be added to the aggregate nominal
       amount of share capital of the Company that
       may be allotted or agreed conditionally or
       unconditionally to be allotted by the Directors
       of the Company pursuant to Resolution 4A, provided
       that the amount of share capital repurchased
       by the Company shall not exceed 10% of the
       total nominal amount of the issued share capital
       of the Company in issue as at the date of passing
       of this resolution




--------------------------------------------------------------------------------------------------------------------------
 BRIT INS HLDGS PLC                                                                          Agenda Number:  701879770
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1511R111
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  GB00B11FL290
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       Auditors and the audited accounts of the Company
       for the YE 31 DEC 2008

2.     Receive the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

3.     Declare a final dividend of 7.5p per ordinary             Mgmt          For                            For
       share for the YE 31 DEC 2008

4.     Re-elect Mr. Dane Douetil as a Director of the            Mgmt          For                            For
       Company

5.     Re-elect Mr. Joe MacHale as a Director of the             Mgmt          For                            For
       Company

6.     Re-elect Mr. Cees Schrauwers as a Director of             Mgmt          For                            For
       the Company

7.     Re-appoint Ernst & Young LLP, Chartered Accountants       Mgmt          For                            For
       and registered Auditor as the Auditor of the
       Company to hold office from the conclusion
       of this meeting until the conclusion of the
       next general meeting at which accounts are
       laid before the Company

8.     Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditor

9.     Approve that in substitution for all existing             Mgmt          For                            For
       authorities, the authority and power conferred
       on the Directors by Article 12 of the Articles
       of Association of the Company [authority to
       allot shares] be renewed and that the Directors
       of the Company authorized pursuant to Section
       80 of the Companies Act 1985 to allot relevant
       securities of the Company up to a maximum aggregate
       nominal amount of GBP 78,000,000; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company to be held in 2010 or 12
       AUG 2010]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9, and in substitution for all
       existing unexercised authorities, pursuant
       to Section 95 of the Companies Act 1985, to
       allot equity securities [as specified in Sections
       94(2) to 94(3A) of the Companies Act 1985]
       for cash pursuant to the authority conferred
       by Resolution 9 as if Section 89(1) of the
       Companies Act 1985 did not apply to any such
       allotment, provided that this power shall be
       limited to : a) the allotment of equity securities
       in connection any invitation made to holders
       of ordinary shares of 75p each in the capital
       of the Company [Ordinary Shares] and holders
       of other securities to the extent expressly
       required or permitted by the rights attached
       thereto from time to time to subscribe by way
       of rights, open offer or otherwise where the
       equity securities attributable to the interests
       of all the holders of such Ordinary Shares
       and other securities are proportionate to the
       number of Ordinary Shares and other securities
       held by them subject to such exclusions or
       other arrangements as the Directors may deem
       necessary or expedient to deal with fractional
       entitlements or legal, regulatory or practical
       problems under the laws of , or the requirements
       of, any regulatory body or any Stock Exchange
       or otherwise in any territory; and b) up to
       an aggregate nominal amount of GBP 11,500,000;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 12 AUG 2010];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Company, pursuant to Section 166            Mgmt          For                            For
       of the Companies Act 1985, to make market purchases
       [within the meaning of Section 163(3) of the
       Companies Act 1985] on the London Stock Exchange
       of up to an aggregate of 31,000,000 ordinary
       shares, and may hold such shares as treasury
       shares, provided that: a) the minimum price
       which may be paid for each ordinary share is
       not less than 75p; b) the maximum price which
       may be paid for each ordinary share shall not
       be more than the higher of: i) 105% of the
       average of the middle market values of an ordinary
       share [as derived from the Daily Official List
       of the London Stock Exchange] for the 5 business
       days immediately preceding the date on which
       the purchase is made; and ii) that stipulated
       by Article 5(1) of the buyback and stabilization
       regulation [EC 2273/2003]; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 12 AUG 2010]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.12   Approve that the general meetings [other than             Mgmt          Against                        Against
       any AGM] of the Company may be called on not
       less than 14 clear days' notice




--------------------------------------------------------------------------------------------------------------------------
 BRIT INSURANCE HOLDINGS PLC, LONDON                                                         Agenda Number:  701757784
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1511R111
    Meeting Type:  OGM
    Meeting Date:  17-Nov-2008
          Ticker:
            ISIN:  GB00B11FL290
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the sums standing to the credit of:               Mgmt          For                            For
       a) the share premium account and b) the capital
       redemption reserve of the Company be cancelled




--------------------------------------------------------------------------------------------------------------------------
 BRITVIC PLC, CHELMSFORD                                                                     Agenda Number:  701789868
--------------------------------------------------------------------------------------------------------------------------
        Security:  G17387104
    Meeting Type:  AGM
    Meeting Date:  28-Jan-2009
          Ticker:
            ISIN:  GB00B0N8QD54
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual report for the               Mgmt          For                            For
       year 52 weeks ended 28 SEP 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Elect Mr. Ben Gordon as a Director                        Mgmt          For                            For

4.     Re-appoint Ernst and Young as the Auditors                Mgmt          For                            For

5.     Authorize the Directors to determine the Auditor's        Mgmt          For                            For
       remuneration

6.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the 52 weeks ended 28 SEP 2008

7.     Approve, under Part 14 of the Companies Act               Mgmt          For                            For
       2006, to make political donations

8.     Authorize the Directors to allot shares                   Mgmt          For                            For

S.9    Authorize the Directors to issue shares for               Mgmt          For                            For
       cash

S.10   Authorize the Company to purchase own shares              Mgmt          For                            For

11.    Grant authority to hold general meetings other            Mgmt          Against                        Against
       than AGM's on 14 days notice

S.12   Adopt new Articles of Association                         Mgmt          For                            For

S.13   Amend new Articles of Association on 01 OCT               Mgmt          For                            For
       2009

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BRIXTON PLC, LONDON                                                                         Agenda Number:  701975368
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15932109
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2009
          Ticker:
            ISIN:  GB0001430023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Re-appoint Ernst Young LLP as the Auditors and            Mgmt          For                            For
       authorize the Board to determine their remuneration

4.     Re-elect Mr. Nicholas Fry as a Director                   Mgmt          For                            For

5.     Re-elect Mr. David Scotland as a Director                 Mgmt          For                            For

6.     Authorize the issue of equity or equity-linked            Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 11,982,665

S.7    Authorize, subject to the passing of the ordinary         Mgmt          For                            For
       resolution 6, the issue of equity or equity-linked
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 3,395,866

S.8    Authorize 27,166,933 ordinary shares for market           Mgmt          For                            For
       purchase

S.9    Approve that the general meeting other than               Mgmt          Against                        Against
       an AGM may be called on not less than 14 clear
       days' notice




--------------------------------------------------------------------------------------------------------------------------
 BSS GROUP PLC, LEICESTER                                                                    Agenda Number:  701642729
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15652129
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2008
          Ticker:
            ISIN:  GB00B09BY452
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts and the reports            Mgmt          For                            For
       of the Directors and Auditors for the FYE 31
       MAR 2008

2.     Receive and adopt the report of the Remuneration          Mgmt          For                            For
       Committee for the FYE 31 MAR 2008

3.     Declare a final dividend of 5.54 per ordinary             Mgmt          For                            For
       shares for the FYE 31 MAR 2008

4.     Re-elect Mr. G. Slark as a Director                       Mgmt          For                            For

5.     Re-elect Mr. R.J. Harrison OBE as a Director              Mgmt          For                            For

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which the accounts are laid before the Company

7.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors for the ensuing year

8.     Authorize the Directors, to allot relevant securities     Mgmt          For                            For
       [within the meaning of Section 80 of the Companies
       Act 1985 [the Act]] up to an aggregate nominal
       amount of GBP 856,887; [Authority expires on
       23 JUL 2013]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry; all previous authorities
       under Section 80 of the Act shall cease to
       have effect

s.9    Authorize the Directors, subject to and conditional       Mgmt          For                            For
       upon the passing of Resolution 8 and pursuant
       to Section 95 of the Act, to allot equity securities
       [Section 94 of the Act] for cash as if Section
       89[1] of the Act disapplying to any such allotment
       provided that this power is limited to the
       allotment of equity securities a) in connection
       with a rights issue, open offer or other offers
       in favor of ordinary shareholders; and b) up
       to an aggregate nominal amount of GBP 307,155;
       [Authority expire on the date of the AGM of
       the Company to be held in 2009]; and the Directors
       to allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

s.10   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Act] of up to 12,286,226
       ordinary shares of 5 pence each in the capital
       of the Company, at a minimum price of 5 pence
       and not more than 105% of the average of the
       middle market value for such shares derived
       from the London Stock Exchange Daily Official
       List, for the 5 business days preceding the
       date of purchase; [Authority expires at the
       conclusion of the AGM of the Company to be
       held in 2009]; and the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

s.11   Adopt the New Articles of Association in substitution     Mgmt          Against                        Against
       for, and to the entire exclusion of, the existing
       Articles of Association of the Company, as
       specified




--------------------------------------------------------------------------------------------------------------------------
 BULGARI S P A                                                                               Agenda Number:  701831655
--------------------------------------------------------------------------------------------------------------------------
        Security:  T23079113
    Meeting Type:  OGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  IT0001119087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       21 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Receive the financial statement at 31 DEC 2008,           Mgmt          No Action
       the Board of Directors and the Auditors, Independent
       Auditors report, distribution of profits and
       consolidated financial statement at 31 DEC
       2008, any adjournment thereof

2.     Grant authority to buy back proposal, any adjournment     Mgmt          No Action
       thereof

3.     Approve the report concerning the Government              Mgmt          No Action
       of a Company




--------------------------------------------------------------------------------------------------------------------------
 BULL SA, CLAYES SOUS BOIS                                                                   Agenda Number:  701889341
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5895B254
    Meeting Type:  MIX
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  FR0010266601
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, the consolidated financial
       statements for the FYE 31 DEC 2008, in the
       form presented to the meeting and showing net
       profits [Group Share] of 5,641,000.00

O.2    Approve the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, the Company's financial statements
       for the YE 31 DEC 2008, as presented and showing
       net book profits of EUR 6,495,229.80

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income of the
       FY of EUR 6,495,229.80, be appropriated as
       follows: to the legal reserve: EUR 2.50 the
       balance i.e., EUR 6,495,227.30 to the retained
       earnings account, following this appropriation,
       the retained earning account amounting to EUR
       24,635,906.89 will show a new balance of EUR
       31,131,134.19; in accordance with the regulations
       in force, the shareholders' meeting recalls
       that no dividend was paid for the financial
       years ended 31 DEC 2005, 2006 and 2007

O.4    Approve the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements Governed by the Article L. 225-38
       of the French Commercial Code, said report
       and the agreements referred to therein

O.5    Ratify the appointment of Mr. Makoto Tsuka Koshi          Mgmt          For                            For
       as a Director, to replace Mr. Kazuhiko Kobayashi,
       for the remainder of Mr. Kazuhiko Kobayashi's
       term of office, i.e., until the shareholders'
       meeting called in 2010 to approve the financial
       statements for FYE 31 DEC 2009

O.6    Ratify the co-optation of Mr. Jean Francois               Mgmt          For                            For
       Rambicur as a Director, to replace Mr. Andre
       Fleix, for the remainder of Mr. Andre Fleix's
       term of office, i.e., until the shareholders'
       meeting called in 2009 to approve the financial
       statements for FYE 31 DEC 2008

O.7    Approve to renew the appointment of Mr. Jean-Francois     Mgmt          For                            For
       Rambicur as a Director for a 3-year period

O.8    Authorize the Board of Directors to trade in              Mgmt          Against                        Against
       the Company's shares on the Stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 4.00, maximum number of
       shares to be acquired: 10% of the share capital,
       i.e., 96,786,647 shares of a par value of EUR
       0.10; [Authority is given for 18-month period]
       it supersedes the authorization granted by
       the Combined shareholders' meeting of 14 MAY
       2008 in its Resolution 8; the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

E.9    Authorize the Board of Directors to increase,             Mgmt          Against                        Against
       by way of a public offering, on one or more
       occasions, in France or abroad, the share capital
       by issuance, with cancellation of the preferential
       subscription rights and with the shareholders'
       priority delay maintained, of shares and securities
       giving access to the Company's shares or giving
       right to the allocation of debt securities;
       the maximal nominal amount of capital increase
       to be carried out under this delegation of
       authority shall not exceed EUR 3,200,000.00;
       the nominal amount of bonds and debt securities
       issued shall not exceed EUR 60,000,000.00;
       [Authority is given for 18-month period] the
       shareholders' meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.10   Approve, that the overall nominal amount pertaining       Mgmt          For                            For
       to the capital increases to be carried out
       with the use of the delegation given by Resolutions
       9 and 11 of the shareholders' meeting of 14
       MAY 2008 and 2009 of the present shareholders'
       meeting, shall not exceed EUR 5,000,000.00;
       the issues of bonds and debt securities to
       be carried out with the use of the delegations
       given by Resolutions 9 of the shareholders'
       meeting of 14 MAY 2008 and 2009 of the present
       shareholders' meeting shall not exceed EUR
       60,000,000.00; [authority is given for 18-month
       period]; it supersedes the authorization granted
       by the shareholders' meeting of 14 MAY 2008
       in its Resolution 12

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       in favor of employees who are the Members of
       a Company Saving Plan of a nominal amount that
       shall not exceed 2% of the share capital; the
       shareholders' meeting decides to cancel the
       shareholders' preferential subscription rights
       in favor of the beneficiaries motioned above;
       [Authority is given for18-month period]; it
       supersedes the delegation granted by the shareholders'
       meeting 14 MAY 2008 in its Resolution 13; to
       take all necessary formalities

E.12   Approve to delete the Article 14 of the Bylaws,           Mgmt          For                            For
       related to the Directors' shares and to renumber
       the following Articles

E.13   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 BURBERRY GROUP PLC                                                                          Agenda Number:  701645864
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1699R107
    Meeting Type:  AGM
    Meeting Date:  17-Jul-2008
          Ticker:
            ISIN:  GB0031743007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's accounts for the YE 31              Mgmt          For                            For
       MAR 2008 and the reports of the Directors and
       Auditors theron

2.     Approve the report on Directors remuneration              Mgmt          For                            For
       for the YE 31 MAR 2008

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. Stacey Cartwright as a Director              Mgmt          For                            For
       of the Company

5.     Re-elect Mr. Philip Bowman as a Director of               Mgmt          For                            For
       the Company

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

7.     Authorize the Board to determine the Auditors'            Mgmt          For                            For
       remuneration

8.     Authorize political donations and expenditure             Mgmt          For                            For
       by the Company, and all Companies that are
       its subsidiaries

S.9    Authorize the Company to purchase its own ordinary        Mgmt          For                            For
       shares

S.10   Approve to renew the Directors authority to               Mgmt          For                            For
       allot shares

S.11   Approve to renew the Directors authority to               Mgmt          For                            For
       disapply pre-emption rights

S.12   Approve to cancel the unissued 1,600,000,000              Mgmt          For                            For
       preference shares of 0.05p each in the authorized
       share capital of the Company

S.13   Adopt the new Articles of Association of the              Mgmt          For                            For
       Company




--------------------------------------------------------------------------------------------------------------------------
 BUREAU VERITAS REGISTRE INTERNATIONAL DE CLASSIFICATION DE NAVIRES ET D'AERONEFS            Agenda Number:  701932546
--------------------------------------------------------------------------------------------------------------------------
        Security:  F96888114
    Meeting Type:  MIX
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  FR0006174348
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Reports of the Executive Board, the Supervisory           Non-Voting    No vote
       Board and the Statutory Auditors on the accounts
       for the FY ended on 31 DEC 2008

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE on 31 DEC 2008

O.2    Approve the charges and expenses incurred under           Mgmt          For                            For
       Article 39-4 of the General Tax Code

O.3    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       on 31 DEC 2008

O.4    Approve the Distribution of profits, fixation             Mgmt          For                            For
       of dividends

O.5    Approve the agreements referred to in Article             Mgmt          For                            For
       L.225-86 of the Commercial Code and the special
       report of the Statutory Auditors

O.6    Approve the commitment made by the Company in             Mgmt          For                            For
       respect of Mr. Donche-Gay

O.7    Ratify the appointment of Mr. Stephane Bacquaert          Mgmt          For                            For
       as a Supervisory Member, replacing Mr. Yves
       Moutran

O.8    Ratify the appointment of Mr. Frederic Lemoine            Mgmt          For                            For
       as a Supervisory Member, replacing Jean-Bernard
       Lafonta

O.9    Ratify the Company's headquarters relocation              Mgmt          For                            For

       Reports of the Executive Board and the Statutory          Non-Voting    No vote
       Auditors

E.10   Approve the modification of the administration            Mgmt          For                            For
       and management method of the Company by adopting
       the formula to the Board of Directors subject
       to the adoption of the eleventh resolution
       below

E.11   Adopt the new Company's Statutes subject to               Mgmt          For                            For
       the adoption of the tenth resolution above

E.12   Approve the powers delegated in order to decide           Mgmt          For                            For
       the issue, with maintenance of preferential
       subscription rights, of common shares and/or
       securities giving immediately and/or ultimately
       to the Company's debt securities

E.13   Approve the powers delegated in order to decide           Mgmt          For                            For
       the issue, by public offer or private placement,
       with cancellation of preferential subscription
       rights, of common shares and/or securities
       giving immediately and/or ultimately to the
       Company's debt securities

E.14   Approve the powers delegated in order to increase,        Mgmt          For                            For
       in case of excess demand, the amount of the
       issue made with maintenance or cancellation
       of preferential subscription rights of shareholders,
       pursuant to the 12th and 13th resolutions

E.15   Approve the powers delegated in order to increase         Mgmt          For                            For
       the share capital by issuing common shares
       and/or securities giving access immediately
       or ultimately to the Company's common shares
       with cancellation of preferential subscription
       rights for the benefit of a Company savings
       plan's Members

E.16   Grant Authority in order to freely allocate               Mgmt          For                            For
       shares for the benefit of the employees staff
       members of non-French subsidiaries and/or of
       Corporate Managers of Group's Companies as
       part of the offer reserved for the Members
       of a Company savings plan under the 15th resolution,
       or the offer reserved for specific categories
       of beneficiaries under the 17th resolution

E.17   Approve the powers delegated in order to carry            Mgmt          For                            For
       out a capital increase, with cancellation of
       preferential subscription rights of shareholders,
       reserved for certain categories of beneficiaries

E.18   Approve the powers delegated in order to decide           Mgmt          For                            For
       a capital increase by incorporation of premiums,
       reserves, profits or any other amounts whose
       capitalization is accepted

E.19   Approve the powers delegated in order to decide           Mgmt          For                            For
       the issue of common shares and/or securities
       giving access immediately and/or ultimately
       to the Company's common shares, within the
       limit of 10% of the capital, to remunerate
       contributions in kind granted to the Company

E.20   Approve the powers delegated in order to increase         Mgmt          For                            For
       the share capital by issuing common shares
       and/or securities giving access immediately
       and/or ultimately to the Company's common shares
       to remunerate contributions of securities affected
       through an exchange public offer initiated
       by the Company

E.21   Grant authority to reduce the share capital               Mgmt          For                            For
       by cancellation of all or part of the Company's
       shares acquired within the framework of any
       shares buyback program

E.22   Authorize the Board of Directors, to grant Company's      Mgmt          For                            For
       shares subscription or purchase options in
       force today and granted to the Executive Board
       under the 24th resolution adopted by the Ordinary
       and Extraordinary General Assembly of shareholders
       of 18 JUN 2007

E.23   Authorize the Board of Directors, in order to             Mgmt          For                            For
       freely allocate shares for the benefit of the
       employees and/or Corporate managers of the
       Company and its subsidiaries in force at that
       date and granted to Executive Board under the
       25th resolution adopted by the Ordinary and
       Extraordinary General Assembly of shareholders
       of 18 JUN 2007

E.24   Powers for formalities                                    Mgmt          For                            For

       Report of the Executive Board                             Non-Voting    No vote

O.25   Appoint the Board Member                                  Mgmt          For                            For

O.26   Appoint the Board Member                                  Mgmt          For                            For

O.27   Appoint the Board Member                                  Mgmt          For                            For

O.28   Appoint the Board Member                                  Mgmt          Against                        Against

O.29   Appoint the Board Member                                  Mgmt          For                            For

O.30   Appoint the Board Member                                  Mgmt          Against                        Against

O.31   Appoint the Board Member                                  Mgmt          Against                        Against

O.32   Appoint the Board Member                                  Mgmt          Against                        Against

O.33   Appoint the Board Member                                  Mgmt          Against                        Against

O.34   Appoint the Board Member                                  Mgmt          Against                        Against

O.35   Approve the attendance allowances allocated               Mgmt          For                            For
       to the Board Members

O.36   Grant authority, in order to allow the Company            Mgmt          Against                        Against
       to act on its own shares

O.37   Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BW GAS LIMITED                                                                              Agenda Number:  701804204
--------------------------------------------------------------------------------------------------------------------------
        Security:  G17430102
    Meeting Type:  EGM
    Meeting Date:  26-Feb-2009
          Ticker:
            ISIN:  BMG174301025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from USD 1.283.578,85 to USD
       4.973.801,19 by the creation of an additional
       359.022.234 common shares

2.     Approve the issuance of 273.577.019 new common            Mgmt          For                            For
       shares of the Company to World Nordic SE in
       exchange for the share capital of Bergesen
       LNG Limited to be acquired by the Company

3.     Approve the issuance of up to 85.445.215 new              Mgmt          For                            For
       common shares of the Company in connection
       with an offering by the Company to its existing
       holders of common shares, other than World
       Nordic SE

4.     Approve the amendment of the Byelaws of the               Mgmt          Against                        Against
       Company by deleting in entirety Byelaw 37 [Nomination
       Committee] therefrom and making any consequential
       amendments required in connection therewith




--------------------------------------------------------------------------------------------------------------------------
 BW GAS LIMITED                                                                              Agenda Number:  701954201
--------------------------------------------------------------------------------------------------------------------------
        Security:  G17430102
    Meeting Type:  MIX
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  BMG174301025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appoint a Chairman of the Meeting                         Mgmt          For                            For

2.     Approve the notice                                        Mgmt          For                            For

3.     Approve to lay before the Members the financial           Mgmt          For                            For
       statements of the Company for the YE 31 DEC
       2008

4.     Approve to set the number of Directors for the            Mgmt          For                            For
       forthcoming year and elect the Directors

5.     Approve the fees payable to the Directors                 Mgmt          For                            For

6.     Approve the appointment of the Auditors for               Mgmt          For                            For
       the forthcoming year

7.     Approve the delisting of the Company from the             Mgmt          For                            For
       Oslo Bors [Oslo Stock Exchange]

8.     Such other business                                       Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BW OFFSHORE LTD                                                                             Agenda Number:  701912405
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1190N100
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  BMG1190N1002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To confirm notice                                         Non-Voting    No vote

1.     Receive, if available, the financial statements           Mgmt          For                            For
       of the Company for the YE 31 DEC 2008

2.     Approve to determine the number of the Directors          Mgmt          For                            For
       for the forthcoming year and elect Messrs.
       Helmut Sohmen, Christophe Pettenati- Auziere,
       Andreas Sohmen-Pao, Kathie Child-Villiers,
       David Gairns, Rene Huck and Michael Smyth as
       Alternate Director to Dr. Helmut Sohmen and
       Mr. Andreas Sohmen-Pao

3.     Approve the fees payable to the Directors at              Mgmt          For                            For
       the annual rate of USD 41.000, plus an additional
       USD 8.000 per annum for Audit Committee Members,
       USD 12.000 for the Chairman of the Audit Committee
       and USD 10.000 for the Chairman of the Compensation
       Committee

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       for the forthcoming year

5.     Approve the share premium account of the Company          Mgmt          For                            For
       by transferring USD 525.8 million to the contributed
       surplus account, with an effective date of
       15 MAY 2009

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE AND CONSERVATIVE CUT-OFF
       DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BYD ELECTRONIC (INTERNATIONAL) CO LTD                                                       Agenda Number:  701916150
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1045N107
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  HK0285041858
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR ALL THE RESOLUTION
       NUMBERS. THANK YOU.

1.     Receive and consider the audited consolidated             Mgmt          For                            For
       financial statements of the Company and the
       reports of the Directors and Auditors for the
       YE 31 DEC 2008

2.     Re-elect Mr. Chan Yuk-tong as a Director of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       to fix his remuneration

3.     Re-elect Mr. Liang Ping as a Director of the              Mgmt          For                            For
       Company and authorize the Board of Directors
       to fix his remuneration

4.     Re-elect Mr. Antony Francis Mampilly as a Director        Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix his remuneration

5.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors of the Company to fix their remuneration

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the approval of the shareholders of BYD
       Company Limited ['BYD'] at the AGM of BYD which
       will be held on 05 JUN 2009 and subject to
       following provisions of this resolution, pursuant
       to the Rules Governing the Listing of Securities
       [the "Listing Rules"] on the Stock Exchange
       of Hong Kong Limited [the "Stock Exchange"];
       to allot, issue and deal with additional shares
       in the capital of the Company and to make or
       grant offers, agreements and options [including
       bonds, notes, warrants, debentures and securities
       convertible into shares of the Company] which
       would or might require the exercise of such
       powers during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company,
       otherwise than pursuant to: i) a Rights Issue
       [as hereinafter defined]; ii) the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       notes, debentures or other securities issued
       securities issued by the Company which carry
       rights to subscribe for or are convertible
       into shares of the Company; iii) an issue of
       shares under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the employees of the Company and/or
       any of its subsidiaries or any other eligible
       person(s) of shares or right to acquire shares
       of the Company, or ; iv) an issue of shares
       as scrip dividend pursuant to the articles
       of association of the Company, from time to
       time ; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company is required by the
       Articles of association of the Company or any
       applicable Law to be held]

7.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares in the capital of the Company, during
       the relevant period on The Stock Exchange of
       Hong Kong Limited [the Stock Exchange] or on
       any other exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange for this purpose,
       subject to and in accordance with all applicable
       laws, rules and regulations and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited
       or of any other Stock Exchange, not exceed
       10%of the aggregate nominal amount of the issued
       share capital of the Company in issue as at
       the date of the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles of the Company to be held]

8.     Approve, subject to the passing of the resolutions        Mgmt          For                            For
       6 and 7 as set out in the notice convening
       this meeting, to extend the general mandate
       granted to the Directors of the Company to
       allot, issue and deal with additional shares
       or the Company pursuant to resolution 6 set
       out in this notice by the addition to it of
       an amount representing the aggregate nominal
       amount of the shares in the capital of the
       Company repurchased by the Company under the
       authority granted in accordance with resolution
       7 set out in this notice, provided that such
       extended amount shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of the
       passing of the said resolution




--------------------------------------------------------------------------------------------------------------------------
 BYD ELECTRONIC (INTERNATIONAL) CO LTD                                                       Agenda Number:  701965177
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1045N107
    Meeting Type:  EGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  HK0285041858
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify, the acquisition of the handset        Mgmt          For                            For
       charger business by BYD [Huizhou] Electronic
       Company Limited as specified [Huizhou Electronic]
       from BYD [Huizhou] Company Limited as specified
       [BYD Huizhou] pursuant to an agreement dated
       29 APR 2009 made between BYD Huizhou as seller
       and Huizhou Electronic as purchaser at a consideration
       of RMB 51,053,694 [the Transfer Agreement]
       [as specified] and all transactions contemplated
       thereunder as more particularly described in
       the circular of the Company dated 20 MAY 2009
       [as specified] and authorize any 1 Director
       of the Company or any other person authorize
       the Board of Directors of the Company from
       time to time to take any action or sign any
       document [and where required, any 2 Directors
       or any 1 Director and the Company Secretary
       of the Company to sign and affix the common
       seal of the Company onto such document] for
       and on behalf of the Company as he or she may
       deem appropriate, desirable or expedient in
       connection with the Transfer Agreement and
       all transactions contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 C & C GROUP PLC                                                                             Agenda Number:  701640763
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1826G107
    Meeting Type:  AGM
    Meeting Date:  11-Jul-2008
          Ticker:
            ISIN:  IE00B010DT83
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement for the YE 29             Mgmt          For                            For
       FEB 2008 and receive the reports of the Directors
       and the Auditors thereon

2.     Approve to confirm and declare dividends                  Mgmt          For                            For

3.     Elect Mr. John Holberry as a Director, who retires        Mgmt          For                            For
       from the Board in accordance with the Articles
       of Association of the Company

4.     Re-elect Mr. John Burgess as a Director                   Mgmt          For                            For

5.     Re-elect Mr. John Hogan as a Director                     Mgmt          For                            For

6.     Re-elect Mr. Philip Lynch as a Director                   Mgmt          Against                        Against

7.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

8.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing such authorities, pursuant to
       Section 20 of the Companies [Amendment] Act
       1983, to allot relevant securities [Section
       20 of the Companies [Amendment] Act, 1983]
       up to an aggregate nominal amount EUR 1,040,000
       during the period commencing on the date of
       passing of this resolution; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company in 2009 or 11 OCT 2009 ], before
       such expiry the Company may make an offer or
       agreement which would or might require relevant
       securities and the Directors may allot relevant
       securities pursuant to such an offer or agreement
       as if the authority conferred hereby had not
       expired

S.9    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       24 of the Companies Act, 1983, to allot equity
       securities [Section 23 of the said Act] for
       cash pursuant to authority conferred by Resolution
       8, disapplying the statutory pre-emption rights
       [ as if sub section (1) of Section 23 of the
       said Act], provided that this power is limited
       to the allotment of equity securities: i) in
       connection with an offer of securities, open
       for acceptance for a period fixed by the Directors,
       by way of rights to holders of ordinary shares
       of EUR 0.01 each and such other equity securities
       of the Company; ii) up to an aggregate nominal
       amount of EUR 156,500 [Authority expires the
       earlier of the conclusion of the AGM of the
       Company in 2009 or 11 OCT 2009]; and the Directors
       may allot relevant securities pursuant to such
       an offer or agreement as if the authority conferred
       hereby had not expired

S.10   Authorize the Company and/or any of its subsidiaries      Mgmt          For                            For
       [being subsidiaries for the purpose of Part
       XI of the Companies Act 1990], to make market
       purchases [Section 212 of the Companies Act,
       1990] up to whose aggregate nominal value shall
       equal to 10% of the aggregate value of the
       issued share capital of the Company, of ordinary
       shares of EUR 0.10 each in the capital of the
       Company, the minimum price that may be paid
       for any share is EUR 0.01, and not more than
       the higher of an amount equal to 105% of the
       average market value for a share, as determined
       in accordance with this Resolution; and that
       stipulated by Article 5(1) of the EU Buy-back
       and Stabilization Regulation (EC 2273/2003)
       where the average market value of a share for
       the purpose of this Resolution be the amount
       equal to the average of the 5 amount resulting
       from determining which ever of the, specified
       in this resolution for each of the 5 business
       days immediately preceding the day of purchase
       as determined from the information published
       in Irish Stock Exchange Official List reporting
       the business done on each of those 5 days,
       as specified; and [Authority expires the earlier
       of the next AGM of the Company or 18 months];
       the Company or any subsidiary make a contract
       or contracts to purchase shares under the authority
       conferred prior to the expiry of such authority
       which will or may be excluded wholly or partly
       after the expiry of such authority, as if the
       authority conferred had not expired

S.11   Approve, subject to the passing of Resolution             Mgmt          For                            For
       10, for the purposes of Section 209 of the
       Companies Act 1990, to reissue price range
       at which any Treasury Shares [Section 209]
       for the time being held by the Company may
       be reissued off-market as ordinary share as
       follows: a) maximum price at which a treasury
       share may be reissued off-market, shall not
       be more than 120% of the appropriate price;
       and ii) the minimum price at which a treasury
       share may be re-issued off-market shall be
       an amount equal to 95% of the appropriate price,
       as specified; [Authority expires the earlier
       of the next AGM of the Company or 18 months
       after the passing of this resolution]

12.    Authorize the Company, to use electronic communication    Mgmt          For                            For
       with its shareholders and in particular to
       send or supply notices, documents or information
       to its shareholders by making such notices,
       documents or information available on its website




--------------------------------------------------------------------------------------------------------------------------
 C & C GROUP PLC                                                                             Agenda Number:  701778548
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1826G107
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2008
          Ticker:
            ISIN:  IE00B010DT83
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the C&C Joint Share Ownership Plan [the           Mgmt          For                            For
       Plan], the principal terms of which are summarized
       in Appendix 1 to the notice convening this
       EGM and the rules of which, together with the
       related pro-forma call option deed, joint ownership
       agreement and other documentation, are as specified
       and authorize the Directors of the Company
       to do all acts and things which they may consider
       necessary or expedient to give effect to the
       Plan, including the making of awards thereunder
       and the allotment and issue by the Company,
       and the acquisition by the trustee or trustees
       from time to time of the Plan, of ordinary
       shares in the Company

2.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolution numbered 1 of the Notice convening
       this EGM that the amendments to the Rules of
       the C&C Save-As-You-Earn Share Option Scheme
       summarized in Appendix 2 to the notice convening
       this EGM, adopt such rules as so amended and
       produced in draft to this meeting and, as specified,
       and authorize the Directors of the Company
       to do all acts and things as they may consider
       appropriate to implement the amended C&C Save-As-You-Earn
       Share Option Scheme

3.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolution numbered 1 of the Notice convening
       this EGM, that the amendments to the Rules
       of the C&C Profit Sharing Scheme summarized
       in Appendix 2 to the notice convening this
       EGM, adopt such rules as so amended and produced
       in draft to this meeting and, as specified,
       and authorize the Directors of the Company
       to do all acts and things as they may consider
       appropriate to implement the amended C&C Profit
       Sharing Scheme

4.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolution numbered 1 of the Notice convening
       this EGM, that the amendments to the Rules
       of the C&C Executive Share Option Plan summarized
       in Appendix 2 to the notice convening this
       EGM, adopt such rules as so amended and reduced
       in draft to this meeting and, as specified,
       and authorize the Directors of the Company
       to do all acts and things as they may consider
       appropriate to implement the amended C&C Executive
       Share Option Plan

5.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolution numbered 1 of the Notice convening
       this EGM, that the amendments to the Rules
       of the C&C Long Term Incentive Plan summarized
       in Appendix 2 to the notice convening this
       EGM and adopt such rules as so amended and
       produced in draft to this meeting and, as specified
       and authorize the Director of the Company to
       do all acts and things as they may consider
       appropriate to implement the amended C&C Long
       Term Incentive Plan

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 C C LAND HOLDINGS LIMITED                                                                   Agenda Number:  701893617
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1985B113
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  BMG1985B1138
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.A    Re-elect Dr. Lam How Mun Peter as an Executive            Mgmt          Against                        Against
       Director

3.B    Re-elect Mr. Leung Chun Cheong as an Executive            Mgmt          Against                        Against
       Director

3.C    Re-elect Mr. Wu Hong Cho as an Executive Director         Mgmt          Against                        Against

3.D    Re-elect Mr. Wong Yat Fai as an Non-executive             Mgmt          Against                        Against
       Director

3.E    Re-elect Mr. Lam Kin Fung Jeffrey as an Independent       Mgmt          For                            For
       Non-executive Director

3.F    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors] to allot, issue and deal with unissued
       shares in the capital of the Company [Shares]
       or securities convertible into Shares of the
       Company [Shares] or options, warrants or similar
       rights to subscribe for any Shares and to make
       or grant offers, agreements or options, during
       and after the relevant period, in addition
       to any Shares which may be issued on a rights
       issue [as specified] or under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the employees of
       the Company and/or any of its subsidiaries
       or any other eligible person(s) of Shares or
       rights to acquire Shares, or upon the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes or other securities issued
       by the Company which carry rights to subscribe
       for or are convertible into Shares or any scrip
       dividend pursuant to the Bye-Laws of the Company
       from time to time, not exceeding 20% of the
       aggregate nominal value of the share capital
       of the Company in issue as at the date of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law or the Bye-Laws of the Company to be held]

6.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       Shares subject to and in accordance with all
       applicable laws and regulations, and unconditionally
       approve, subject to and in accordance with
       all applicable laws and regulations, such mandate
       shall not extend beyond the relevant period,
       to procure the Company to repurchase Shares
       at such price as the Directors may at their
       discretion determine; the aggregate nominal
       amount of Shares to be repurchased by the Company
       pursuant to this resolution during the relevant
       period shall be no more than 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing of
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law or the Bye-Laws of the Company to be held]

7.     Approve, subject to the availability of unissued          Mgmt          For                            For
       share capital and conditional upon the passing
       of the ordinary Resolutions 5 and 6, the aggregate
       nominal amount of the Shares which are repurchased
       by the Company pursuant to and in accordance
       with Ordinary Resolution 6 as specified shall
       be added to the aggregate nominal amount of
       the share capital of the Company that may be
       allotted or agreed conditionally or unconditionally
       to be allotted by the Directors pursuant to
       and in accordance with Ordinary Resolution
       5 as specified

8.     Authorize the Directors, subject to and conditional       Mgmt          For                            For
       upon the Listing Committee of the Stock Exchange
       of Hong Kong Limited granting listing of, and
       permission to deal in, the shares to be issued
       pursuant to the exercise of options which may
       be granted under the refreshed limit [as specified],
       the Scheme Mandate Limit [as specified] in
       respect of the granting of options to subscribe
       for Shares under the Scheme [as hereinafter
       specified] and any other share option scheme(s)
       of the Company be refreshed and renewed provided
       that: (i) the total number of shares which
       may be issued upon the exercise of all options
       granted or to be granted under the Scheme and
       any other share option schemes of the Company
       shall not exceed 10% of the number of Shares
       in issue as at the date of passing this resolution
       [the Refreshed Limit] and (ii) options previously
       granted under the Scheme and any other share
       option scheme(s) of the Company [including
       those outstanding, cancelled, lapsed in accordance
       with the scheme and any other share option
       scheme(s) of the Company or exercised options]
       shall not be counted for the purpose of calculating
       the Refreshed Limit, from time to time to offer
       or grant options pursuant to the Scheme subject
       to the Refreshed Limit and to exercise all
       powers of the Company to allot and issue Shares
       upon the exercise of any such options




--------------------------------------------------------------------------------------------------------------------------
 CA-IMMOBILIEN-ANLAGEN AG                                                                    Agenda Number:  701919081
--------------------------------------------------------------------------------------------------------------------------
        Security:  A1144Q155
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  AT0000641352
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited and approved annual financial         Mgmt          No Action
       statements 2008 together with the financial
       report and presentation of the consolidated
       financial statements 2008 according to IFRS
       together with the consolidated financial report
       as well as the Corporate Governance report,
       the report of Board of Directors and Supervisory
       Board

2.     Grant discharge to the Board of Directors and             Mgmt          No Action
       Supervisory Board for the FY 2008

3.     Approve the remuneration for the Members of               Mgmt          No Action
       the Supervisory Board

4.     Elect the Auditor and the Group Auditor for               Mgmt          No Action
       the FY 2009

5.     Elect 2 new Members to the Supervisory Board              Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 CAE INC                                                                                     Agenda Number:  701661654
--------------------------------------------------------------------------------------------------------------------------
        Security:  124765108
    Meeting Type:  MIX
    Meeting Date:  13-Aug-2008
          Ticker:
            ISIN:  CA1247651088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the consolidated financial statements             Non-Voting    No vote
       for the YE 31 MAR 2008 together with the Auditors'
       reports thereon

       "PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO             Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR THE DIRECTOR
       CANDIDATES THAT ARE LISTED UNDER RESOLUTION
       NUMBERS. THANK YOU."

1.1    Elect Mr. Lynton R. Wilson as a Director                  Mgmt          For                            For

1.2    Elect Mr. Brian E. Barents as a Director                  Mgmt          For                            For

1.3    Elect Mr. Robert E. Brown as a Director                   Mgmt          For                            For

1.4    Elect Mr. John A. [Ian] Craig as a Director               Mgmt          For                            For

1.5    Elect Mr. H. Garfield Emerson as a Director               Mgmt          For                            For

1.6    Elect Mr. Anthony S. Fell as a Director                   Mgmt          For                            For

1.7    Elect Mr. Paul Gagne as a Director                        Mgmt          For                            For

1.8    Elect Mr. James F. Hankinson as a Director                Mgmt          For                            For

1.9    Elect Mr. E.R. [Randy] Jayne II as a Director             Mgmt          For                            For

1.10   Elect Mr. Robert Lacroix as a Director                    Mgmt          For                            For

1.11   Elect Ms. Katharine B. Stevenson as a Director            Mgmt          For                            For

1.12   Elect Mr. Lawrence N. Stevenson as a Director             Mgmt          For                            For

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       and authorize the Directors to fix their remuneration

3.     Approve the reservation for issuance under the            Mgmt          For                            For
       Employee Stock Option Plan of an additional
       10,000,000 common shares as specified

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CAFE DE CORAL HOLDINGS LTD                                                                  Agenda Number:  701668696
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1744V103
    Meeting Type:  AGM
    Meeting Date:  17-Sep-2008
          Ticker:
            ISIN:  BMG1744V1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts and the            Mgmt          For                            For
       reports of the Directors and the Auditors for
       the YE 31 MAR 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.I    Re-elect Mr. Lo Hoi Kwong, Sunny as a Director            Mgmt          For                            For

3.II   Re-elect Mr. Lo Tang Seong, Victor as a Director          Mgmt          For                            For

3.III  Re-elect Mr. Hui Tung Wah, Samuel as a Director           Mgmt          For                            For

3.IV   Re-elect Mr. Choi Ngai Min, Michael as a Director         Mgmt          For                            For

3.V    Authorize the Board of Directors to fix their             Mgmt          For                            For
       remuneration

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company and authorize the
       Board of Directors to fix their remuneration

5.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding the aggregate of a) 20% of the
       aggregate nominal amount of the issued share
       capital of the Company; plus b) the nominal
       amount of share capital repurchased [up to
       10% of the aggregate nominal amount of the
       issued share capital], otherwise than pursuant
       to: a) a rights issue; or b) the exercise of
       subscription or conversion rights under the
       terms of any warrants and securities; or c)
       the exercise of options or similar arrangement;
       or d) any scrip dividend or similar arrangement;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is required by the
       Bye-Laws of the Company or any applicable laws
       to be held]

6.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period, to purchase its shares,
       subject to and in accordance with all applicable
       laws and requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited, not exceeding 10% of
       the aggregate nominal amount of the shares
       of the Company in issue at the date of passing
       of this resolution; [Authority expires the
       earlier of the conclusion of the next AGM or
       the expiration of the period within which the
       next AGM is required by the Bye-Laws of the
       Company or any applicable laws to be held]

7.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolutions 5 and 6, to extend the general
       mandate granted to the Directors of the Company
       [pursuant to Resolution 5 or otherwise] and
       for the time being in force to exercise the
       powers of the Company to allot shares by an
       amount representing the aggregate nominal amount
       of the share capital repurchased by the Company
       under the authority granted by the Resolution
       6




--------------------------------------------------------------------------------------------------------------------------
 CAIRN ENERGY PLC                                                                            Agenda Number:  701917518
--------------------------------------------------------------------------------------------------------------------------
        Security:  G17528236
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  GB00B1RZDL64
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts for the YE 31             Mgmt          For                            For
       DEC 2008

2.     Approve the Directors remuneration report contained       Mgmt          For                            For
       in reports and accounts

3.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Appoint Mr. Lain McLaren as a Director                    Mgmt          For                            For

5.     Appoint Dr. James Buckee as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Todd Hunt as a Director                      Mgmt          Against                        Against

7.     Re-elect Dr. Mike Watts as a Director                     Mgmt          For                            For

8.     Re-elect Mr. Phil Tracy as a Director                     Mgmt          For                            For

9.     Re-elect Mr. Hamish Grossart as a Director                Mgmt          For                            For

10.    Authorize the Company to allot relevant securities        Mgmt          Against                        Against
       pursuant to Section 80 of the Companies Act
       1985

S.11   Authorize the Company to allot equity securities          Mgmt          For                            For
       or sell treasury shares pursuant to Section
       95 of the Companies Act 1985

S.12   Authorize the Company to make market purchases            Mgmt          For                            For
       of the ordinary share capital of the Company

S.13   Authorize the Company to hold EGM on 14 clear             Mgmt          Against                        Against
       days notice

14.    Adopt the Cairn Energy PLC Long Term Incentive            Mgmt          For                            For
       Plan 2009

15.    Adopt the Cairn Energy PLC approved Share Option          Mgmt          For                            For
       Plan 2009

16.    Adopt the Cairn Energy PLC unapproved Share               Mgmt          For                            For
       Option Plan 2009

       PLEASE NOTE THAT THIS IS A REVISION DUE TO DUE            Non-Voting    No vote
       TO CHANGE IN TEXT OF RESOLUTION 13. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 CALLOWAY REAL ESTATE INVT TR                                                                Agenda Number:  701888490
--------------------------------------------------------------------------------------------------------------------------
        Security:  131253205
    Meeting Type:  MIX
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA1312532056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY RESOLUTION
       "1, 4 AND 5" AND "IN FAVOR" OR ''ABSTAIN" ONLY
       FOR RESOLUTION NUMBERS "2.1 TO 2.6 AND 3".
       THANK YOU.

       Receive and consider consolidated financial               Non-Voting    No vote
       statements for the YE 31 DEC 2008 and the Auditor's
       report thereon

1.     Approve to fix the aggregate number of Trustees           Mgmt          For                            For
       to be elected or appointed at the meeting at
       not more than 9

2.1    Elect Mr. Simon Nyilassy as a Trustee of Calloway         Mgmt          For                            For
       for the ensuring year

2.2    Elect Mr. David M. Calnan as a Trustee of Calloway        Mgmt          For                            For
       for the ensuring year

2.3    Elect Mr. Jamie M. McVicar as a Trustee of Calloway       Mgmt          For                            For
       for the ensuring year

2.4    Elect Mr. Kevin B. Pshebniski as a Trustee of             Mgmt          For                            For
       Calloway for the ensuring year

2.5    Elect Mr. Al Mawani as a Trustee of Calloway              Mgmt          For                            For
       for the ensuring year

2.6    Elect Mr. J. Michael Storey as a Trustee of               Mgmt          For                            For
       Calloway for the ensuring year

3.     Re-appoint PricewaterhouseCoopers LLP, Chartered          Mgmt          For                            For
       Accountants as the Auditors of Calloway for
       the ensuring year and authorize the Trustees
       of Calloway to fix their remuneration of such
       Auditors

4.     Approve to certain amendments to declaration              Mgmt          For                            For
       of trust constituting the Calloway as specified

5.     Approve a reorganization transaction that will            Mgmt          For                            For
       modify Calloway's organizational structure
       to eliminate Calloway's intermediary holding
       trust as specified

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CAMECO CORP                                                                                 Agenda Number:  701946292
--------------------------------------------------------------------------------------------------------------------------
        Security:  13321L108
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  CA13321L1085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 562062 DUE TO ADDITION OF RESOLUTION.  ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS UNDER 2 AND 3. THANK YOU.

1.     Acknowledge that the undersigned hereby declares          Mgmt          Abstain                        Against
       that the shares represented by this voting
       instruction form are held, beneficially owned
       or controlled, either directly or indirectly,
       by a resident of Canada as defined on the voting
       instruction form; if the shares are held in
       the names of two or more people, I hereby declare
       of these people are residents of Canada

2.1    Elect Mr. John H. Clappison as a Director                 Mgmt          For                            For

2.2    Elect Mr. Joe F. Colvin as a Director                     Mgmt          For                            For

2.3    Elect Mr. James R. Curtiss as a Director                  Mgmt          For                            For

2.4    Elect Mr. George S. Dembroski as a Director               Mgmt          For                            For

2.5    Elect Mr. Donald H.F. Deranger as a Director              Mgmt          For                            For

2.6    Elect Mr. James K. Gowans as a Director                   Mgmt          For                            For

2.7    Elect Mr. Gerald W. Grandey as a Director                 Mgmt          For                            For

2.8    Elect Mr. Nancy E. Hopkins as a Director                  Mgmt          For                            For

2.9    Elect Mr. Oyvind Hushovd as a Director                    Mgmt          For                            For

2.10   Elect Mr. J.W. George Ivany as a Director                 Mgmt          For                            For

2.11   Elect Ms. A. Anne McLellan as a Director                  Mgmt          For                            For

2.12   Elect Mr. A. Neil McMillan as a Director                  Mgmt          For                            For

2.13   Elect Mr. Robert W. Peterson as a Director                Mgmt          For                            For

2.14   Elect Mr. Victor J. Zaleschuk as a Director               Mgmt          For                            For

3.     Appoint KPMG LLP as the Auditors                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CAMILLO EITZEN & CO., OSLO                                                                  Agenda Number:  701950140
--------------------------------------------------------------------------------------------------------------------------
        Security:  R1507E106
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  NO0010227036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting by the Chairman of the             Mgmt          For                            For
       Board and registration of shareholders present
       and proxies

2.     Elect the Chairman of the meeting and one person          Mgmt          For                            For
       to countersign the minutes

3.     Approve the notice of the meeting and the agenda          Mgmt          For                            For

4.     Approve the annual report and accounts for 2008           Mgmt          Abstain                        Against

5.     Approve the remuneration to the Company's Auditor         Mgmt          For                            For

6.     Approve the remuneration to the Board Members             Mgmt          For                            For

7.     Approve the Board of Directors' statement regarding       Mgmt          For                            For
       the determination of the remuneration to the
       Chief Executive Officer and Senior Management
       for advisory vote

8.     Authorize Board of Directors to increase the              Mgmt          For                            For
       Company's share capital by issuance of new
       shares

9.     Authorize the Board of Directors to acquire               Mgmt          For                            For
       the Company's own shares

10.    Elect the Members of the Board of Directors               Mgmt          For                            For
       as specified

11.    Approve to change the Company's signature and             Mgmt          For                            For
       amend the Articles of Association accordingly




--------------------------------------------------------------------------------------------------------------------------
 CAMPOFRIO ALIMENTACION SA                                                                   Agenda Number:  701712641
--------------------------------------------------------------------------------------------------------------------------
        Security:  E31312130
    Meeting Type:  AGM
    Meeting Date:  24-Oct-2008
          Ticker:
            ISIN:  ES0121501318
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       25 OCT 2008 AT 1200. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting    No vote

1.     Approve the balance sheet of Campofrio Alimentacion,      Mgmt          For                            For
       S.A as of 30 APR 2008, verified by the Auditors
       of the Company; and the merger of Groupe Smith
       Field Holdings, S.L into Campofrio Alimentacion,
       S.A, by Absorption of the former by the latter,
       with Dissolution without Liquidation of Groupe
       Smithfield Holdings, S.L., an D EN Bloc Transfer
       of its assets to Campofrio Alimentacion, S.A,
       all of it according to the Merger Plan and
       subject to the conditions established therein;
       adopt for the merger the Special Tax Regime
       for mergers, demergers, asset contribution
       and exchange of securities set Forth in Title
       VII, Chapter VIII of the Royal Decree 4.2004,
       of 05 MAR, whereby the Spanish Corporate Tax
       Consolidation Act, Texto Refundido De La Ley
       Del Impuesto De Sociedades is approved

2.     Approve, as the case may be, of the capital               Mgmt          For                            For
       increase of Campofrio Alimentacion, S.A., resulting
       from the merger, by a nominal amount of EUR
       49,577,099, through the issue of 49,577,099
       ordinary shares with a nominal value of 1 Euro
       each, represented by book entries, without
       preferential subscription rights, to be allocated
       through exchange to the shareholders of the
       absorbed Company, according to the Merger Plan
       and subject to the conditions established therein;
       amend the Article 5 of the Articles of Association,
       about the Corporate Capital and the Company
       shares; request the listing of the new shares
       in the Stock Exchanges of Madrid and Barcelona
       and the Stock Exchange Linking Service, Sibe
       or Mercado Continuo

3.     Approve, as the case may be, of the amendments            Mgmt          For                            For
       introduced in the following Articles of the
       Articles of Association; Article 1, about the
       Company name; Article 15, about the Reinforced
       Quorum; Article 19, about period of appointment
       for the Directors and re-appointment of the
       Directors; introduce a new additional disposition
       in the Articles, in order to reflect the commitments
       made by the Company Smithfield Foods Inc.;
       and certain Companies of its group, in conformity
       with the report prepared by the Board of Directors
       and subject to the fulfillment of the conditions
       required for the merger to take place according
       to the Merger Plan

4.     Approve the suspension and appointment of the             Mgmt          For                            For
       Company Directors as a result of the merger,
       subject to the fulfillment of the conditions
       required for the Merger to take place according
       to the Merger Plan

5.     Approve, as the case may be, of the distribution          Mgmt          For                            For
       of an extra dividend for an amount of EUR 47,150,000,
       to be charged to the Share Premium Account
       resulting from the capital increase decided
       by the General Meeting of 02 MAR 2002 and to
       be paid only to Campofrio Alimentacion, S.A,
       shares outstanding before the merger, subject
       to the fulfillment of the conditions required
       for the merger to take place according to the
       Merger Plan; authorize the Board of Directors
       for the determination of the date of the dividend
       payment, as well as any other aspects of the
       dividend payment

6.     Authorize the Board o f Directors to construe,            Mgmt          For                            For
       apply, execute and develop the resolutions
       adopted by the meeting, including the necessary
       rectifications in order to render them effective
       and file them with the relevant registers

7.     Grant authority for the public recording of               Mgmt          For                            For
       the resolutions adopted by the meeting and
       for their implementation

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CAMPOFRIO ALIMENTACION SA                                                                   Agenda Number:  701965266
--------------------------------------------------------------------------------------------------------------------------
        Security:  E31312130
    Meeting Type:  OGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  ES0121501318
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       25 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and the Management            Mgmt          For                            For
       report of the Company and the consolidated
       group, proposal of application the 2008 result
       and Constitution of a reserve found

2.     Approve the Board Management                              Mgmt          For                            For

3.     Authorize the Board to issue bonds, promissory            Mgmt          For                            For
       notes and other fixed income securities

4.     Grant authority to the acquisition of own shares          Mgmt          For                            For

5.     Authorize the Board to increase the share capital         Mgmt          For                            For

6.     Authorize the Board to give options over shares           Mgmt          For                            For
       inside the Incentive Plan of the Directors

7.     Approve the delegation of powers                          Mgmt          For                            For

8.     Approve the delegation to the Board to public             Mgmt          For                            For
       the minutes and for the application of the
       agreements




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN APT PPTYS REAL ESTATE INVT TR                                                      Agenda Number:  701922571
--------------------------------------------------------------------------------------------------------------------------
        Security:  134921105
    Meeting Type:  MIX
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  CA1349211054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTIONS
       "03, 04 AND 05" AND "IN FAVOR" OR 'ABSTAIN'
       ONLY FOR RESOLUTION NUMBERS "1.1 to 1.9 AND
       02". THANK YOU.

       To receive the audited consolidated financial             Non-Voting    No vote
       statements of the Trust for the FYE 31 DEC
       2008, together with the Auditors' report thereon

1.1    Elect Mr. Robert D. Brown as trustee of the               Mgmt          For                            For
       Trust

1.2    Elect Mr. Dino Chiesa as trustee of the Trust             Mgmt          For                            For

1.3    Elect Mr. Paul Harris as trustee of the Trust             Mgmt          For                            For

1.4    Elect Mr. Edwin F. Hawken as trustee of the               Mgmt          For                            For
       Trust

1.5    Elect Mr. Marvin A. Sadowski as trustee of the            Mgmt          For                            For
       Trust

1.6    Elect Mr. Thomas Schwartz as trustee of the               Mgmt          For                            For
       Trust

1.7    Elect Mr. Michael Stein as trustee of the Trust           Mgmt          For                            For

1.8    Elect Mr. Stanley Swartzman as trustee of the             Mgmt          For                            For
       Trust

1.9    Elect Mr. David Williams as trustee of the Trust          Mgmt          For                            For

2.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditor of the Canadian Apartment Properties
       REIT and authorize the trustees to fix the
       remuneration to be paid to the Auditor

3.     Authorize the trustees of Canadian Apartment              Mgmt          For                            For
       Properties REIT to make certain amendments
       to Canadian Apartment Properties REIT's declaration
       of Trust and authorize amendments to Canadian
       Apartment Properties REIT's declaration of
       Trust as specified Schedule "B"

S.4    Amend Canadian Apartment Properties REIT's declaration    Mgmt          For                            For
       of Trust as specified in Schedule "A"

S.5    Amend Canadian Apartment Properties REIT's declaration    Mgmt          For                            For
       of Trust as specified in "C"

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN REAL ESTATE INVT TR                                                                Agenda Number:  701922595
--------------------------------------------------------------------------------------------------------------------------
        Security:  13650J104
    Meeting Type:  AGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  CA13650J1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       "1.1 TO 1.7 AND 2". THANK YOU.

       To receive the financial statements of the Trust          Non-Voting    No vote
       for the YE 31 DEC 2008 together wit the Auditor's
       report thereon

1.1    Elect Mr. John A. Brough as a Trustee of the              Mgmt          For                            For
       Trust for the ensuing year

1.2    Elect Mr. John H. Clappison as a Trustee of               Mgmt          For                            For
       the Trust for the ensuing year

1.3    Elect Mr. F. Robert Hewett as a Trustee of the            Mgmt          For                            For
       Trust for the ensuing year

1.4    Elect Mr. Stephen E. Johnson as a Trustee of              Mgmt          For                            For
       the Trust for the ensuing year

1.5    Elect Mr. W. Reay Mackay as a Trustee of the              Mgmt          For                            For
       Trust for the ensuing year

1.6    Elect Mr. John F. Marino as a Trustee of the              Mgmt          For                            For
       Trust for the ensuing year

1.7    Elect Mr. James M. Tory as a Trustee of the               Mgmt          For                            For
       Trust for the ensuing year

2.     Appoint Deloitte & Touche LLP, Chartered Accountants,     Mgmt          For                            For
       as the Auditors of the trust and authorize
       the trustees to fix their remuneration

3.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CANAL PLUS SA, PARIS                                                                        Agenda Number:  701834788
--------------------------------------------------------------------------------------------------------------------------
        Security:  F13398106
    Meeting Type:  OGM
    Meeting Date:  09-Apr-2009
          Ticker:
            ISIN:  FR0000125460
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

1.     Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, approve the Company's financial
       statements for the YE in 2008, as presented,
       showing profits of EUR 47,879,175.45, accordingly,
       the shareholders' meeting gives permanent discharge
       to the Directors for the performance of their
       duties during the said FY

2.     Receive the reports of the Board of Directors             Non-Voting    No vote
       and the Auditors, approves the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

3.     Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed Article L.225-40 of the
       French Commercial Code, approves the said report
       and the agreements referred to therein

4.     Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and the income for the FY be appropriated
       as follows: earnings for the FY: EUR 47,879,175.45,
       retained earnings from previous year: EUR 66,314,418.13,
       distributable income: EUR 114,193,593.58, dividends:
       EUR 32,939,599.68, allocation of the balance
       of the distributable income to the retained
       earnings: EUR 81,253,993.90; the shareholders
       will receive a net dividend of EUR 0.26 per
       share for a total amount of 126,690,768 shares,
       and will entitle to the 40% deduction provided
       by the French Tax Code, this dividend will
       be paid on 27 APR 2009 as required by Law

5.     Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 CANFOR CORP NEW                                                                             Agenda Number:  701880797
--------------------------------------------------------------------------------------------------------------------------
        Security:  137576104
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  CA1375761048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS 1.1 to 1.9 AND 2. THANK YOU

       Receive and consider the report of the Directors          Non-Voting    No vote
       and the consolidated financial statements of
       the Company and its subsidiaries for the FYE
       31 DEC 2008 and the report of the Auditors
       thereon

1.1    Elect Mr. Peter J.G. Bentley as a Director for            Mgmt          For                            For
       the ensuing year

1.2    Elect Mr. Glen Clark as a Director for the ensuing        Mgmt          For                            For
       year

1.3    Elect Mr. Ronald L. Cliff as a Director for               Mgmt          For                            For
       the ensuing year

1.4    Elect Mr. Michael J. Korenberg as a Director              Mgmt          For                            For
       for the ensuing year

1.5    Elect Mr. James A. Pattison as a Director for             Mgmt          For                            For
       the ensuing year

1.6    Elect Mr. Conrad A. Pinette as a Director for             Mgmt          For                            For
       the ensuing year

1.7    Elect Mr. James F. Shepard as a Director for              Mgmt          For                            For
       the ensuing year

1.8    Elect Mr. J.M. [Mack] Singleton as a Director             Mgmt          For                            For
       for the ensuing year

1.9    Elect Mr. Ross Smith as a Director for the ensuing        Mgmt          For                            For
       year

2.     Appoint PricewaterhouseCoopers LLP, Chartered             Mgmt          For                            For
       Accountants, as the Auditors

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CANON ELECTRONICS INC.                                                                      Agenda Number:  701829371
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05082102
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  JP3243200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Approve Minor Revisions Related   to the Updated
       Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

3.10   Appoint a Director                                        Mgmt          Against                        Against

3.11   Appoint a Director                                        Mgmt          Against                        Against

3.12   Appoint a Director                                        Mgmt          Against                        Against

3.13   Appoint a Director                                        Mgmt          Against                        Against

3.14   Appoint a Director                                        Mgmt          Against                        Against

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Payment of Bonuses to  Corporate Officers         Mgmt          For                            For

6      Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 CANON FINETECH INC.                                                                         Agenda Number:  701829369
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05103106
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  JP3242900003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Approve Minor Revisions Related   to the Updated
       Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

3.10   Appoint a Director                                        Mgmt          Against                        Against

3.11   Appoint a Director                                        Mgmt          Against                        Against

3.12   Appoint a Director                                        Mgmt          Against                        Against

3.13   Appoint a Director                                        Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CAPCOM CO.,LTD.                                                                             Agenda Number:  701982375
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05187109
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2009
          Ticker:
            ISIN:  JP3218900003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Retirement Allowance for Retiring Directors,      Mgmt          Against                        Against
       and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

6.     Amend the Compensation to be received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CAPITA GROUP                                                                                Agenda Number:  701869793
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1846J115
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  GB00B23K0M20
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the final accounts and the reports of             Mgmt          For                            For
       the Directors and the Auditors

2.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report

3.     Declare a final dividend of 9.6p per ordinary             Mgmt          For                            For
       share of the Company

4.     Re-elect Mr. Eric Walters as a Director                   Mgmt          For                            For

5.     Re-elect Mr. Gordon Hurst as a Director                   Mgmt          For                            For

6.     Elect Ms. Maggi Bell as a Director                        Mgmt          For                            For

7.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For
       of the Company

8.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Ernst and Young LLP

9.     Authorize the Directors to allot shares pursuant          Mgmt          For                            For
       to Section 80(1) of the Companies Act 1985

S.10   Approve to disapply statutory pre-emption rights          Mgmt          For                            For
       pursuant to Section 95 of the Companies Act
       1985

S.11   Approve to renew the Company's authority to               Mgmt          For                            For
       make market purchases of its own ordinary shares

S.12   Amend the Articles of Association of the Company          Mgmt          For                            For

S.13   Approve the notice for the general meetings               Mgmt          Against                        Against
       be not less than 14 clear days

S.14   Approve the change of the Company name to Capita          Mgmt          For                            For
       Plc




--------------------------------------------------------------------------------------------------------------------------
 CAPITAL & REGIONAL PLC                                                                      Agenda Number:  701700850
--------------------------------------------------------------------------------------------------------------------------
        Security:  G18676109
    Meeting Type:  EGM
    Meeting Date:  19-Sep-2008
          Ticker:
            ISIN:  GB0001741544
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Circular to Shareholders dated 04             Mgmt          Abstain                        Against
       SEP 2008, and the terms and conditions of the
       sale and purchase agreement dated 19 AUG 2008




--------------------------------------------------------------------------------------------------------------------------
 CAPITAL & REGIONAL PLC                                                                      Agenda Number:  701736944
--------------------------------------------------------------------------------------------------------------------------
        Security:  G18676109
    Meeting Type:  EGM
    Meeting Date:  05-Nov-2008
          Ticker:
            ISIN:  GB0001741544
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Rules of The Capital & Regional               Mgmt          For                            For
       Plc 2008 Long Term Incentive Plan [the New
       LTIP], a summary of the principal features
       of which is specified in Part 2 of the circular
       to shareholders of the Company of which the
       notice convening this meeting forms part [the
       Circular], in the form [or substantially in
       the form] of the draft produced to this meeting
       and authorize the Remuneration Committee of
       Capital & Regional Plc to do all acts and things
       necessary or expedient to carry the same into
       effect [including the making of amendments
       which the Remuneration Committee considers
       necessary or appropriate to obtain approval
       of the approved Section of the New LTIP by
       HM Revenue & Customs]; and to establish such
       further plans for the benefit of employees
       outside the UK based on the New LTIP subject
       to such modifications as may be necessary or
       expedient to take account of Local Tax Exchange
       Control or Securities Laws in any 1 or more
       overseas territories [provided that any shares
       made available under such further plans are
       treated as counting against any limits on individual
       or overall participation in the New LTIP]

2.     Approve the Rules of The Capital & Regional               Mgmt          For                            For
       Plc 2008 Co-Investment Plan [the COIP], a summary
       of the principal features of which is specified
       in Part 3 of the circular in the form [or substantially
       in the form] of the draft produced to this
       meeting and authorize the Remuneration Committee
       of Capital &Regional Plc to do all acts and
       things necessary or expedient to carry the
       same into effect; and to establish such further
       plans for the benefit of employees outside
       the UK based on the COIP subject to such modifications
       as may be necessary or expedient to take account
       of Local Tax Exchange Control or Securities
       Laws in any 1 or more overseas territories
       [provided that any shares made available under
       such further plans are treated as counting
       against any limits on individual or overall
       participation in the COIP]

3.     Approve the Rules of The Capital & Regional               Mgmt          Abstain                        Against
       Plc 2008 SAYE Scheme [the SAYE Scheme], a summary
       of the principal features of which is specified
       in Part 4 of the Circular, in the form [or
       substantially in the form] of the draft produced
       to this meeting and authorize the Directors
       of Capital & Regional Plc to do all acts and
       things necessary or expedient to carry the
       same into effect [including the making of amendments
       which the Directors consider necessary or appropriate
       to obtain approval of the SAYE Scheme by HM
       Revenue and Customs]; and to establish such
       further Plans for the benefit of employees
       outside the UK based on the SAYE Scheme subject
       to such modifications as may be necessary or
       expedient to take account of Local Tax Exchange
       Control or Securities Laws in any 1 or more
       overseas territories [provided that any shares
       made available under such further Plans are
       treated as counting against any limits on individual
       or overall participation in the SAYE Scheme]




--------------------------------------------------------------------------------------------------------------------------
 CAPITAL & REGIONAL PLC                                                                      Agenda Number:  701835071
--------------------------------------------------------------------------------------------------------------------------
        Security:  G18676109
    Meeting Type:  OGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  GB0001741544
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to cancel the amount standing to credit           Mgmt          For                            For
       of the share premium account of the Company

S.2    Amend Article 72[1] of the Company's Articles             Mgmt          Against                        Against
       of Association as specified

S.3    Amend Article 107 of Articles of Association              Mgmt          For                            For
       of the Company as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CAPITAMALL TRUST                                                                            Agenda Number:  701810675
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1100L160
    Meeting Type:  EGM
    Meeting Date:  02-Mar-2009
          Ticker:
            ISIN:  SG1M51904654
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolution 2,  for the issue of
       new units in CMT [Rights Units] under the underwritten
       and renounceable rights issue [the Rights Issue]
       pursuant to the rights ratio of 9 Rights Units
       for every 10 existing units in CMT [Units,
       and the basis of the rights issue, the Rights
       Ratio] [the Rights Issue Books Closure Date]
       in the manner described in the circular to
       unitholders of CMT [Unitholders] dated 09 FEB
       2009 [the Circular] issued by CapitaMall Trust
       Management Limited, as manager of CMT [the
       Manager]; the rights issue shall be carried
       out on the terms of and subject to the conditions
       as specified below and/or otherwise on such
       terms and conditions as the Manager may think
       fit a) that the provisional allotments of the
       rights units under the rights issue shall be
       made on an underwritten and renounceable basis
       to unitholders with units standing to the credit
       of their securities accounts with The Central
       Depository (Pte) Limited [CDP] and whose registered
       addresses with CDP are in Singapore as at the
       rights issue books closure date or who have,
       at least 3 market days prior to the rights
       issue books closure date, provided CDP with
       addresses in Singapore for the service of notices
       and documents, including entitled qualified
       institutional buyers QIBs]1 and such Unitholders
       who the Manager, on behalf of CMT, and DBS
       Bank Ltd and J.P. Morgan (S.E.A.) Limited [the
       Joint Lead Managers and Underwriters] agree,
       may be offered Rights Units without breaching
       applicable securities laws [Eligible Unitholders];
       b) no provisional allotments of Rights Units
       shall be made in favour of Unitholders other
       than Eligible Unitholders; c) the provisional
       allotments of rights units not taken up or
       allotted for any reason shall be used to satisfy
       applications for excess rights units [Excess
       Rights Units] [if any] as the Manager may,
       in its discretion, deem fit; and d) the rights
       issue shall be underwritten by the Joint Lead
       Managers and Underwriters, on the terms of
       the management and underwriting agreement dated
       09 FEB2009 entered into between the Manager
       and the Joint Lead Managers and Underwriters;
       the increase in the number of potential Units
       which will be issued upon the conversion of
       the CMT SGD 650,000,000 1.0% convertible bonds
       due 2013 [the Convertible Bonds] as a result
       of the adjustments to the conversion price
       of the Convertible Bonds arising from the rights
       issue; and the Manager, any director of the
       Manager and the Trustee severally authorized
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as the Manager, such director
       of the Manager or, as the case may be, the
       Trustee may consider expedient or necessary
       or in the interests of CMT to give effect to
       the rights issue and to allow the rights units
       to participate in any distributions which may
       accrue for the period from 01 JAN 2009, notwithstanding
       that the rights units are expected to be issued
       on 02 APR 2009

O.2    Approve, subject to the conditions in the letter          Mgmt          For                            For
       from the Securities Industry Council dated
       03 FEB 2009 being fulfilled, the unitholders,
       other than CapitaLand Limited [CapitaLand],
       parties acting in concert with it and parties
       which are not independent of CapitaLand, hereby
       [on a poll taken] waive their rights to receive
       a mandatory take-over offer from CapitaLand
       and parties acting in concert with it, which
       includes i) the wholly-owned subsidiaries of
       CapitaLand which holds either a direct or indirect
       interest in Units, being CapitaLand Financial
       Limited, CapitaLand RECM Pte. Ltd., the Manager,
       CapitaLand Retail Limited, Albert Complex Pte
       Ltd, Pyramex Investments Pte Ltd and Premier
       Healthcare Services International Pte Ltd and
       ii) any existing subsidiaries of CapitaLand
       and new subsidiaries set up by CapitaLand to
       hold Units which will be subscribing for rights
       units under the rights issue, for all the units
       not already owned by CapitaLand and parties
       acting in concert with it, in the event that
       they acquire a sufficient number of rights
       units through taking up provisional allotments
       of rights units issued and allotted to them
       and, if applicable, through applying for excess
       rights units pursuant to the rights issue and/or
       subscribing for rights units pursuant to the
       commitment agreement dated 09 FEB 2009 entered
       into between CapitaLand and the Joint Lead
       Managers and underwriters, which would otherwise
       result in a mandatory offer obligation pursuant
       to Rule 14 of the Singapore Code on Take overs
       and Mergers




--------------------------------------------------------------------------------------------------------------------------
 CARBONE LORRAINE, COURBEVOIE                                                                Agenda Number:  701940872
--------------------------------------------------------------------------------------------------------------------------
        Security:  F13755115
    Meeting Type:  MIX
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  FR0000039620
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST".
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

O.1    Approve the accounts                                      Mgmt          For                            For

O.2    Approve the consolidated accounts                         Mgmt          For                            For

O.3    Approve the distribution of the Company's profits         Mgmt          For                            For

O.4    Approve the option for the dividend payment               Mgmt          For                            For
       in shares

O.5    Approve the report of the Statutory Auditors              Mgmt          For                            For

O.6    Grant powers                                              Mgmt          For                            For

E.7    Approve the modifications in the administration           Mgmt          For                            For
       and management mode of the Company: establishment
       of a Supervisory Board and an Executive Board

E.8    Approve the modification of the Company's Statutes        Mgmt          For                            For

E.9    Approve the repetition, for the benefit of the            Mgmt          For                            For
       Executive Board, of the authorizations and
       delegations of authority and powers granted
       to the Board of Directors by the Ordinary and
       Extraordinary General Assembly of shareholders
       of 24 MAY 2007 and 12 DEC 2008, in force today

E.10   Authorize the Executive Board to decide on capital        Mgmt          For                            For
       increases, either by issuing shares and or
       warrants, giving access immediately and/or
       ultimately to the Company's capital, with maintenance
       of preferential subscription rights, either
       by incorporation of premiums, reserves, profits;
       [Resolution approved by the Board of Directors
       on 23 APR 2009]

E.11   Approve the capital increase reserved for employees       Mgmt          For                            For
       who are members of a Group Savings Plan; [Resolution
       approved by the Board of Directors on 23 APR
       2009]

O.12   Appoint Mr. Yann Chareton as a Supervisory Member         Mgmt          For                            For

O.13   Appoint Mr. Herve Couffin as a Supervisory Member         Mgmt          For                            For

O.14   Appoint Mr. Dominique Gaillard as a Supervisory           Mgmt          For                            For
       Member

O.15   Appoint Mr. Jean-Paul Jacamon as a Supervisory            Mgmt          For                            For
       Member

O.16   Appoint Mr. Jean-Claude Karpeles as a Supervisory         Mgmt          For                            For
       Member

O.17   Appoint Ms. Agnes Lemarchand as a Supervisory             Mgmt          For                            For
       Member

O.18   Appoint Mr. Henri-Dominique Petit as a Supervisory        Mgmt          For                            For
       Member

O.19   Appoint Mr. Walter Pizzaferri as a Supervisory            Mgmt          For                            For
       Member

O.20   Appoint Mr. Philippe Rollier as a Supervisory             Mgmt          For                            For
       Member

O.21   Appoint Mr. Marc Speeckaert as a Supervisory              Mgmt          For                            For
       Member

O.22   Approve the attendance allowances allocated               Mgmt          For                            For
       to the Supervisory Members

O.23   Approve the purchase of Carbone Lorraine shares           Mgmt          For                            For

O.24   Grant powers for formalities                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CARDO AB                                                                                    Agenda Number:  701829294
--------------------------------------------------------------------------------------------------------------------------
        Security:  W1991F100
    Meeting Type:  AGM
    Meeting Date:  06-Apr-2009
          Ticker:
            ISIN:  SE0000262982
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY [POA] IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Election of Mr. Claes Boustedt as a Chairman              Non-Voting    No vote
       to preside at the meeting

3.     Preparation and approval of voting list                   Non-Voting    No vote

4.     Approval of agenda                                        Non-Voting    No vote

5.     Election of 2 people to check the minutes                 Non-Voting    No vote

6.     Question of whether the meeting has been duly             Non-Voting    No vote
       properly convened

7.     Preparation of: a) the annual report and audit            Non-Voting    No vote
       report; b) the consolidated financial statements
       and the audit report for the Group; c) the
       Board of Directors' proposal for dividend

8.     The President's report                                    Non-Voting    No vote

9.     Adopt the income statement and the balance sheet          Mgmt          For                            For
       as well as the consolidated income statement
       and the consolidated balance sheet, all as
       per 31 DEC 2008

10.    Declare a dividend of SEK 9.00 per share for              Mgmt          For                            For
       the FY 2008; the proposed record day is 09
       APR 2009

11.    Grant discharge from responsibility for the               Mgmt          For                            For
       Members of the Board of Directors and the President

12.    Approve the number of Directors to be set at              Mgmt          For                            For
       8

13.    Approve the fee to be paid to the Board shall             Mgmt          For                            For
       remain unchanged at SEK 1,600,000 in all, whereof
       SEK 400,000 to the Chairman and SEK 200,000
       to each and every of the other Directors who
       are elected by a general meeting of shareholders
       and not employed by the Group, the fee to the
       Auditors be paid as per invoice

14.    Re-elect Mr. Fredrik Lundberg as the Chairman             Mgmt          For                            For
       of the Board of Directors; Messrs. Peter Aru,
       Tuve Johannesson, Ulf Lundahl, Carina Malmgren
       Heander, Lennart Nilsson and Anders Rydin as
       the Directors and elect Mr. Johnny Alvarsson

15.    Approve the specified guidelines for the remuneration     Mgmt          For                            For
       of the Senior Management

16.a   Approve, share capital of the Company be reduced          Mgmt          For                            For
       by SEK 30,000,000 by means of withdrawal of
       3,000,000 shares in the Company; the shares
       that are proposed for withdrawal have been
       repurchased by the Company in accordance with
       the authorization of the General Meeting of
       Shareholders; and reduction amount be allocated
       to a fund for use as the General Meeting of
       Shareholders resolves

16.b   Approve a share capital of the Company be increased       Mgmt          For                            For
       by SEK 30,000,000 through a transfer from non-restricted
       shareholders equity to the share capital [stock
       dividend], the share capital shall be increased
       without issuing new shares, the reason for
       stock dividend is that if the Company transfers
       an amount corresponding to the amount by which
       the share capital is reduced in accordance
       with the Board of Directors proposal under
       the aforementioned item 16.A, the decision
       to reduce the share capital can be taken without
       obtaining the permission of the Swedish Companies
       Registration Office or, in disputed cases,
       a court of Law

17.    Authorize the Board of Directors to acquire               Mgmt          For                            For
       up to so many own shares before the next AGM
       that the Company's holding at no time exceeds
       10% of all shares in the Company, as specified

18.    Approve the resolution on amending the Articles           Mgmt          For                            For
       of Association; notices convening general meetings
       of the Shareholders shall be given by announcement
       in the newspaper Post-och Inrikes Tidningar
       [The Swedish Official Gazette] and on the Company's
       web site, it shall be announced in Svenska
       Dagbladet and Sydsvenska Dagbladet that notice
       of a general meeting has been made and propose
       the resolution of the general meeting of shareholders
       to change the second section of paragraph 12
       in the Articles of Association shall be subject
       to the entering into force of an amendment
       regarding the means of convening a general
       meeting in the Swedish Companies Act [SFS 2005:551],
       to the effect that the proposed wording set
       forth above is consistent with the Swedish
       Companies Act

19.    Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CARGOTEC CORP OYJ                                                                           Agenda Number:  701806967
--------------------------------------------------------------------------------------------------------------------------
        Security:  X10788101
    Meeting Type:  AGM
    Meeting Date:  05-Mar-2009
          Ticker:
            ISIN:  FI0009013429
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to Scrutinise the minutes             Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adopt the list of votes

6.     Presentation of the financial statements, the             Non-Voting    No vote
       report of the Board of Directors and the Auditor's
       report for the accounting period 2008, presentation
       by the President and Chief Executive Officer

7.     Adopt the financial statements                            Mgmt          For                            For

8.     Approve the use of the profit shown on the balance        Mgmt          For                            For
       sheet and payment of dividend

9.     Grant discharge from liability to the Members             Mgmt          For                            For
       of the Board of Directors and the President
       and Chief Executive Officer

10.    Approve the remuneration payable to the Members           Mgmt          For                            For
       of the Board of Directors

11.    Approve the number of Members of the Board of             Mgmt          For                            For
       Directors and possible Deputy Members

12.    Elect the Members and possible Deputy Members             Mgmt          For                            For
       of the Board

13.    Approve the Auditor remuneration                          Mgmt          For                            For

14.    Approve the number of Auditors                            Mgmt          For                            For

15.    Elect the Auditors                                        Mgmt          For                            For

16.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       acquisition of Cargotec's own shares

17.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       issuance of shares

18.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CARILLION PLC, WOLVERHAMPTON                                                                Agenda Number:  701861406
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1900N101
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  GB0007365546
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the YE 31 DEC 2008               Mgmt          For                            For
       together with the Directors' and the Auditors'
       reports

2.     Approve the remuneration report for the YE 31DEC          Mgmt          For                            For
       2008

3.     Re-elect Mr. David Ossian Maloney as a Director           Mgmt          For                            For

4.     Re-elect Ms. Vanda Murray as a Director                   Mgmt          For                            For

5.     Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       the Company, to hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the Company

6.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of KMPG Audit Plc as the Auditor for the period
       of appointment

7.     Declare a final dividend of 8.9 pence per share           Mgmt          For                            For
       on the ordinary shares

8.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company to GBP 350,000,000 by the creation
       of 175,000,000 additional ordinary shares of
       50 pence each

9.     Authorize the Board to allot relevant securities          Mgmt          Against                        Against
       [as defined in the Companies Act 1985]: up
       to a nominal amount of GBP 65,952,362; and
       comprising equity securities [as defined in
       the Companies Act 1985] up to a nominal amount
       of GBP 131,904,725 [after deducting from such
       limit any relevant securities allotted this
       resolution] in connection with an offer by
       way of a rights issue: i) to ordinary shareholders
       in proportion [as nearly as may be practicable]
       to their existing holdings; and ii) to holders
       of other equity securities as required by the
       rights of those securities or as the Board
       otherwise considers necessary, but so that
       the Board may impose any limits or restrictions
       and make any arrangements which it considers
       necessary or appropriate to deal with treasury
       shares, fractional entitlements, record dates
       and any legal, regulatory or practical problems
       in, or under the laws of, any territory or
       any other matter; [Authority expires at the
       earlier of the conclusion of the next AGM or
       until the close of business on 23 JUN 2010]
       the Company may make offers and enter into
       agreements during the relevant period which
       would, or might, require relevant securities
       to be allotted after the authority ends and
       the Board may allot relevant securities under
       any such offer or agreement as if the authority
       had not ended

10.    Authorize the Company, and each Company which             Mgmt          For                            For
       is or becomes its subsidiary during the period
       to which this resolution relates, in accordance
       with Section 366 and Section 367 of the Companies
       Act 2006 [the Act], during the period commencing
       on the date of this AGM and ending on the earlier
       of 31 MAY 2010 and the date of the Company's
       next AGM to: make political donations to political
       parties not exceeding GBP 100,000 in total;
       make political donations to political organizations
       other than political parties not exceeding
       GBP 100,000 in total; and/or incur political
       expenditure not exceeding GBP 100,000 in total,
       but such that the total aggregate amount shall
       not in any case exceed GBP 100,000, for the
       purposes of this resolution, the terms 'political
       donation', 'political parties', 'political
       organization' and 'political expenditure' have
       the meanings given by Sections 363 to 365 of
       the Act

S.11   Authorize the Board, if Resolution 9 is passed,           Mgmt          For                            For
       to allot equity securities [as defined in the
       Companies Act 1985] for cash under the authority
       given by that resolution and/or where the allotment
       constitutes an allotment of equity securities
       by virtue of Section 94(3A) of the Companies
       Act 1985, free of the restriction in Section
       89(1) of the Companies Act 1985, such power
       to be limited: a) to the allotment of equity
       securities in connection with an offer of equity
       securities [but, in the case of the authority
       granted under the Resolution 9, by way of a
       rights issue only]; i) to ordinary shareholders
       in proportion [as nearly as may be practicable]
       to their existing holdings; and ii) to holders
       of other equity securities, as required by
       the rights of those securities or as the Board
       otherwise considers necessary, but so that
       the Board may impose any limits or restrictions
       and make any arrangements which it considers
       necessary or appropriate to deal with treasury
       shares, fractional entitlements, record dates,
       and any legal, regulatory or practical problems
       in, or under the laws of, any territory or
       any other matter; and b) in the case of the
       authority granted under the Resolution 9, to
       the allotment [otherwise than under this resolution]
       of equity securities up to a nominal amount
       GBP 9,892,854 [Authority expires at the earlier
       of the conclusion of the next AGM or until
       the close of business on 23 JUN 2010] but during
       this period the Company may make offers, and
       enter into agreements, which would, or might,
       require equity securities to be allotted after
       the power ends and the Board may allot equity
       securities under any such offer or agreement
       as if the power had not ended

S.12   Authorize the Company to make market purchases            Mgmt          For                            For
       [within the meaning of Section 163(3) of the
       Companies Act 1985 or, after 01 OCT 2009, Section
       693(4) of the Companies Act 2006] of ordinary
       shares of 50 pence each in the capital of the
       Company [Ordinary Shares] provided that: the
       maximum number of Ordinary Shares authorized
       to be acquired is 39,571,417; the minimum price
       which may be paid for each Ordinary Share is
       50 pence [exclusive of expenses]; the maximum
       price (exclusive of expenses) which may be
       paid for each Ordinary Share is, in respect
       of a share contracted to be purchased on any
       day, an amount equal to the higher of 105 %
       of the average of the middle market quotations
       for the Ordinary Shares taken from the Daily
       Official List of the London Stock Exchange
       for the 5 business days before the purchase
       is made; and the higher of the last independent
       trade and the highest current independent bid
       on the London Stock Exchange Official List
       at the time the purchase is carried out; [authority
       expire at the conclusion of the next AGM of
       the Company hled after the date on which this
       resolution is passed or, if earlier, 15 months
       after that date] and the Company may make a
       contract of purchase for Ordinary Shares under
       this authority before this authority expires
       which will or may be executed wholly or partly
       after its expiration

S.13   Approve that a general meeting other than an              Mgmt          Against                        Against
       AGM may be called on not less than 14 clear
       days' notice




--------------------------------------------------------------------------------------------------------------------------
 CARL ZEISS MEDITEC AG                                                                       Agenda Number:  701888971
--------------------------------------------------------------------------------------------------------------------------
        Security:  D14895102
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  DE0005313704
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 28 APR 09, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007/2008 FY with the
       report of the Supervisory Board, the Group
       financial statements, the group annual report,
       and the reports pursuant to Sections 289[4]
       and 315[4] of the German Commercial Code

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 32,757,080.02 as follows: payment
       of a dividend of EUR 0.18 per no-par share
       EUR 18,121,350.22 shall be carried forward
       ex-dividend and payable date: 20 MAY 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008/2009 FY:             Mgmt          For                            For
       Prof. Dr. Binder, Dr. Hillebrecht + Partner
       GMBH, Stuttgart

6.     Appointment of Group Auditors for the 2008/2009           Mgmt          For                            For
       FY: KPMG AG, Stuttgart

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to EUR 8,130,000, at prices
       not deviating more than 10% from the market
       price of the shares, on or before 18 NOV 2010,
       the Board of Managing Directors shall be authorize
       d to use the shares in connection with mergers
       and acquisitions or as employee shares, and
       to retire the shares




--------------------------------------------------------------------------------------------------------------------------
 CARPETRIGHT PLC, RAINHAM, ESSEX                                                             Agenda Number:  701676667
--------------------------------------------------------------------------------------------------------------------------
        Security:  G19083107
    Meeting Type:  AGM
    Meeting Date:  10-Sep-2008
          Ticker:
            ISIN:  GB0001772945
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts for the period             Mgmt          For                            For
       ended 03 MAY 2008 together with the Directors'
       report, the Auditors' report on these accounts
       and on the auditable part of the Directors'
       remuneration report

2.     Declare a final dividend of 30p per share                 Mgmt          For                            For

3.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       the YE 03 MAY 2008, as specified

4.     Re-elect Mr. Lord Harris as a Director                    Mgmt          For                            For

5.     Re-elect Mr. M. Harris as a Director                      Mgmt          For                            For

6.     Re-elect Mr. N. Page as a Director                        Mgmt          For                            For

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors until the conclusion of the next general
       meeting of the Company at which accounts are
       laid before the Company and authorize the Directors
       to fix their remuneration

8.     Authorize the Board to allot relevant securities          Mgmt          For                            For
       [Section 80 of the Companies Act 1985] up to
       an aggregate nominal amount of GBP 224,058;
       [Authority expires on the date of the next
       AGM after the passing of this resolution];
       and the Board may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.9    Authorize the Board, pursuant to Section 95               Mgmt          For                            For
       of the Companies Act 1985, to sell treasury
       shares [Section 162 of the Act] and subject
       to the passing of Resolution 8, to make other
       allotments of equity securities [and the expression
       'allotment of equity securities' and like expressions
       used in this resolution shall have the meaning
       given to them by virtue of Section 94 of the
       said Act] for cash pursuant to the authority
       conferred by the previous resolution, disapplying
       the statutory pre-emption rights [Section 89(1)
       of the said Act], provided that this power
       is limited to the allotment of equity securities:
       a) in connection with an issue or offering
       by way of rights in favor of holders of equity
       securities and any other persons entitled to
       participate in such issue or offering; and
       b) up to an aggregate nominal value of GBP
       33,609; [Authority expires on the date of the
       next AGM of the Company after the passing of
       this resolution]; and the Board may allot securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985, to make one
       or more market purchases [Section 163 of the
       said Act] of up to 6,721,755 ordinary shares
       [representing 10% of the Company's issued share
       capital] of 1p each in the capital of the Company,
       at a minimum price of 1p per share [exclusive
       of expenses] being the nominal value of the
       share and 5% the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 18 months after the date of passing this
       resolution]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.11   Approve and adopt, pursuant to Section 9 of               Mgmt          For                            For
       the Companies act 1985, the Articles of Association
       of the Company be deleted in their entirely
       and the regulations contained in the document
       submitted to the meeting, as the Articles of
       Association in substitution for, and to the
       exclusion of, the existing Articles of Association
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 CASCADES INC                                                                                Agenda Number:  701874504
--------------------------------------------------------------------------------------------------------------------------
        Security:  146900105
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  CA1469001053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "WITHHOLD" ONLY FOR RESOLUTIONS
       1.1 TO 1.12 AND 2. THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       of the Company for the year ended 31 DEC 2008,
       and the Auditors report thereon

1.1    Elect Mr. Bernard Lemaire as a Director                   Mgmt          For                            For

1.2    Elect Mr. Laurent Lemaire as a Director                   Mgmt          For                            For

1.3    Elect Mr. Alain Lemaire as a Director                     Mgmt          For                            For

1.4    Elect Mr. Martin P Pelletier as a Director                Mgmt          Against                        Against

1.5    Elect Mr. Paul R. Bannerman as a Director                 Mgmt          Against                        Against

1.6    Elect Mr. Andre Desaulniers as a Director                 Mgmt          For                            For

1.7    Elect Mr. Louis Gameau as a Director                      Mgmt          Against                        Against

1.8    Elect Mr. Sylvie Lemaire as a Director                    Mgmt          For                            For

1.9    Elect Mr. Michel Desbiens as a Director                   Mgmt          Against                        Against

1.10   Elect Mr. Laurent Verreault as a Director                 Mgmt          For                            For

1.11   Elect Mr. Robert Chevrier a Director                      Mgmt          Against                        Against

1.12   Elect Mr. David McAusland as a Director                   Mgmt          For                            For

1.13   Elect Mr. James B. C. Doak as a Director                  Mgmt          Against                        Against

2.     Appoint PricewaterhouseCoopers LLP/S.R.I./S.E.N.C.R.L.    Mgmt          For                            For
       as the Auditors

       To transact such other business as may properly           Non-Voting    No vote
       be brought before the meeting or any adjournment
       thereof




--------------------------------------------------------------------------------------------------------------------------
 CASTELLUM AB                                                                                Agenda Number:  701818188
--------------------------------------------------------------------------------------------------------------------------
        Security:  W2084X107
    Meeting Type:  OGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  SE0000379190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Elect Mr. Claes Beyer as Chairman of the meeting          Mgmt          For                            For

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect 1 or 2 persons to verify the minutes                Mgmt          For                            For

5.     Approve whether or not the general meeting has            Mgmt          For                            For
       been duly convened

6.     Receive: a) the annual accounts and the audit             Mgmt          For                            For
       report as well as the Group accounts and the
       Group audit report, b) the Auditor's statement
       regarding the Company's compliance with the
       guidelines for remuneration to the Members
       of the Executive Management, in effect since
       the previous AGM; and in connection thereto,
       presentation by the Chairman of the Board of
       Directors and the Managing Director

7.     Adopt the profit and loss account and balance             Mgmt          For                            For
       sheet as well as the consolidated profit and
       loss account and the consolidated balance sheet

8.     Approve a distribution of SEK 3.15 per share              Mgmt          For                            For
       as proposed by the Board of Directors and 31
       MAR 2009 as the Record day for distribution,
       which means that the last trading day for shares
       including distribution will be 26 MAR 2009

9.     Grant discharge from liability towards the Company        Mgmt          For                            For
       in respect of the Members of the Board of Directors
       and the Managing Director

10.    Receive the Election Committee's report on its            Mgmt          For                            For
       work and the Election Committee's statement
       concerning its proposals regarding the Board
       of Directors

11.    Approve that the Board of Directors shall consist         Mgmt          For                            For
       of 6 Members

12.    Approve that the remuneration to the Members              Mgmt          For                            For
       of the Board of Directors be SEK 1,525,000
       out of which SEK 450,000 should be allocated
       to the Chairman of the Board of Directors and
       SEK 215,000 to each of the remaining Members
       of the Board of Directors, the proposal entails
       that the remuneration per person remains the
       same but that the overall remuneration is reduced
       by SEK 215,000 since the Board of Directors
       is reduced by 1 Member; the amounts include
       compensation for committee work

13.    Re-elect Messrs. Jan Kvarnstrom, Per Berggren,            Mgmt          For                            For
       Christer Jacobson and Goran Linden and Mrs.
       Marianne Dicander Alexandersson and Mrs. Ulla-Britt
       Frajdin-Hellqvist as Members of the Board of
       Directors and Mr. Jan Kvarnstrom as the Chairman
       of the Board of Directors; accordingly, all
       present members of the Board of Directors,
       except for Mr. Mats Wappling who has declined
       re-election, are proposed for re-election

14.    Approve the establishment of an Election Committee        Mgmt          For                            For
       for the next AGM

15.    Approve the guidelines for the remuneration               Mgmt          For                            For
       to the Members of the Executive Management
       of the Company

16.    Approve that the Board of Directors shall continue        Mgmt          For                            For
       to be authorized to, until the next annual
       general meeting of shareholders, acquire, on
       1 or several occasions, the Company's own shares
       provided that the Company will at no time hold
       more than 10% of the total shares in the company
       and to transfer the number of own shares held
       at the time, with deviation from the shareholders
       preferential rights




--------------------------------------------------------------------------------------------------------------------------
 CATALYST PAPER CORPORATION                                                                  Agenda Number:  701897122
--------------------------------------------------------------------------------------------------------------------------
        Security:  14888T104
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  CA14888T1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       3 AND 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1.1 TO 1.9 AND 2. THANK YOU.

       To place before the meeting the consolidated              Non-Voting    No vote
       financial statements of the Corporation for
       the YE 31 DEC 2008 and the Auditors' report
       thereon

1.1    Elect Mr. Thomas S. Chambers as a Director for            Mgmt          For                            For
       the ensuing year

1.2    Elect Mr. Gary Collins as a Director for the              Mgmt          For                            For
       ensuing year

1.3    Elect Mr. Michel Desbiens as a Director for               Mgmt          For                            For
       the ensuing year

1.4    Elect Mr. William F. Dickson as a Director for            Mgmt          For                            For
       the ensuing year

1.5    Elect Mr. Benjamin C. Duster, IV as a Director            Mgmt          For                            For
       for the ensuing year

1.6    Elect Mr. Richard Garneau as a Director for               Mgmt          For                            For
       the ensuing year

1.7    Elect Mr. Denis Jean as a Director for the ensuing        Mgmt          For                            For
       year

1.8    Elect Mr. Jeffrey G. Marshall as a Director               Mgmt          Against                        Against
       for the ensuing year

1.9    Elect Mr. Amit B. Wadhwaney as a Director for             Mgmt          For                            For
       the ensuing year

2.     Re-appoint KPMG LLP, Chartered Accountants,               Mgmt          For                            For
       as the Auditors of the Corporation for the
       ensuing year

3.     Amend the Corporation's Restricted Share Unit             Mgmt          For                            For
       Plan to increase the maximum number of common
       shares of the Corporation that may be reserved
       for issuance under the plan from 3,000,000
       to 7,000,000 and amend the text of the plan
       as specified

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CATLIN GROUP LTD                                                                            Agenda Number:  701886624
--------------------------------------------------------------------------------------------------------------------------
        Security:  G196F1100
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  BMG196F11004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and the accounts for            Mgmt          For                            For
       the YE 31 DEC 2008

2.     Receive the Directors' remuneration report                Mgmt          For                            For

3.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors

4.     Authorize the Board to establish the Auditors'            Mgmt          For                            For
       remuneration

5.     Approve final dividend of 18 pence [26.6 US               Mgmt          For                            For
       Cents] per common share

6.     Re-elect Sir Graham Hearne as a Director                  Mgmt          For                            For

7.     Re-elect Mr. Michael Crall as a Director                  Mgmt          For                            For

8.     Re-elect Mr. Jean Claude Damerval as a Director           Mgmt          For                            For

9.     Re-elect Mr. Michael Harper as a Director                 Mgmt          For                            For

10.    Re-elect Mr. Michael Hepher as a Director                 Mgmt          For                            For

11.    Elect Mr. Nicholas Lyons as a Director                    Mgmt          For                            For

12.    Grant authority to issue of equity or equity-linked       Mgmt          For                            For
       securities with pre-emptive rights under a
       general  authority up to aggregate nominal
       amount of USD 1,191,954 and an additional
       amount pursuant to a rights issue of up to
       USD 1,191,954

13.    Approve, conditional upon the passing of resolution       Mgmt          For                            For
       12, grant authority to issue of equity or equity-linked
       securities without pre-emptive rights up to
       aggregate nominal amount of USD 178,793

14.    Grant authority 35,758,615 common shares for              Mgmt          For                            For
       market purchase

15.    Adopt new Bye-Laws of the Company                         Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AMOUNTS.IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CATLIN GROUP LTD, LONDON                                                                    Agenda Number:  701816754
--------------------------------------------------------------------------------------------------------------------------
        Security:  G196F1100
    Meeting Type:  SGM
    Meeting Date:  09-Mar-2009
          Ticker:
            ISIN:  BMG196F11004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized share capital          Mgmt          For                            For
       in the Company by the creation of 100,000,000
       new common shares

2.     Authorize the Directors to allot common shares            Mgmt          For                            For
       up to an aggregate nominal value of USD 1,190,777

S.3    Approve, Subject to and Conditional Upon the              Mgmt          For                            For
       Passing of Resolutions 1 and 2, Grant authority
       to Issue of Equity or Equity-Linked Securities
       without Pre-emptive Rights up to Aggregate
       Nominal Amount of USD 178,617




--------------------------------------------------------------------------------------------------------------------------
 CCL INDS INC                                                                                Agenda Number:  701846454
--------------------------------------------------------------------------------------------------------------------------
        Security:  124900309
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA1249003098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.          Non-Voting    No vote
       SHOULD YOU WISH TO ATTEND THE MEETING PERSONALLY,
       YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING
       YOUR CLIENT REPRESENTATIVE. THANK YOU.

       To receive the 2008 annual report of the Corporation      Non-Voting    No vote
       containing the audited consolidated financial
       statements of the Corporation for the FYE 31
       DEC 2008 and 31 DEC 2007, and the Auditor's
       report thereon

1.1    Election of Mr. Paul J. Block as a Director               Non-Voting    No vote

1.2    Election of Mr. Michael T. Cowhig as a Director           Non-Voting    No vote

1.3    Election of Mr. Jon K. Grant as a Director                Non-Voting    No vote

1.4    Election of Mr. Edward E. Guillet as a Director           Non-Voting    No vote

1.5    Election of Mr. Alan D. Horn as a Director                Non-Voting    No vote

1.6    Election of Mr. Donald G. Lang as a Director              Non-Voting    No vote

1.7    Election of Mr. Stuart W. Lang as a Director              Non-Voting    No vote

1.8    Election of Mr. Geoffrey T. Martin as a Director          Non-Voting    No vote

1.9    Election of Mr. Douglas W. Muzyka as a Director           Non-Voting    No vote

1.10   Election of Mr. Thomas C. Peddie as a Director            Non-Voting    No vote

2.     To re-appoint KPMG LLP as the Auditor and authorize       Non-Voting    No vote
       the Directors to fix the Auditor's remuneration

3.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CEMENTIR HOLDING S.P.A.                                                                     Agenda Number:  701856051
--------------------------------------------------------------------------------------------------------------------------
        Security:  T27468171
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  IT0003126783
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 APR 09. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       Board of Directors, Auditors and Audit Firm
       report, proposal of dividend distribution,
       any adjournment thereof, consolidated financial
       statement at 31 DEC 2008 and reports, any adjournment
       thereof

2.     Appoint the Board of Directors for the years              Mgmt          No Action
       2009-2011, approve to determine of its components
       and emoluments, any adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 CEMENTOS PORTLAND VALDERRIVAS SA, PAMPLONA                                                  Agenda Number:  701921365
--------------------------------------------------------------------------------------------------------------------------
        Security:  E2801G106
    Meeting Type:  OGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  ES0117390411
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and the Management            Mgmt          For                            For
       report of the Company and consolidated group
       and the Management of the Board of Directors

2.     Approve the application of the result                     Mgmt          For                            For

3.     Approve to determine the number of Board Members          Mgmt          Against                        Against
       and ratify the appointment and appoint the
       Board Member

4.     Authorize the Board of Directors for the acquisition      Mgmt          For                            For
       of own shares leaving without effect the previous
       agreements approved in OGM of 28 MAY 2008

5.     Authorize the Board of Directors for the next             Mgmt          For                            For
       5 years to issue bonds, promissory notes and
       other fixed income securities or warrants,
       convertible in shares of the Company and fix
       the rules of the change

6.     Appoint the Auditors                                      Mgmt          For                            For

7.     Approve the delegation of the faculties to the            Mgmt          For                            For
       Board of Directors for the formalization, rectification,
       registration and make public the approved agreements

8.     Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CENTENNIAL COAL COMPANY LTD                                                                 Agenda Number:  701746008
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q2173Y104
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2008
          Ticker:
            ISIN:  AU000000CEY1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial report and the            Non-Voting    No vote
       reports of the Directors' and the Auditors'
       for the YE 30 JUN 2008

2.     Re-elect Dr. Paul J. Moy as a Director of the             Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Clause 13.4.1 of the Company's Constitution

3.     Re-elect Mr. Bruce S. Allan as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Clause 13.6.2 of the Company's Constitution

4.     Re-elect Mr. Richard J. Grellman as a Director            Mgmt          For                            For
       of the Company, who retires in accordance with
       Clause 13.6.2 of the Company's Constitution

5.     Re-elect Mr. Neville W. Sneddon as a Director             Mgmt          For                            For
       of the Company, who retires in accordance with
       Clause 13.6.2 of the Company's Constitution

6.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008

7.     Approve to increase the annual maximum sum available      Mgmt          For                            For
       i.e. the Non-Executive Directors' fee pool
       as remuneration for the service of Non- Executive
       Directors by AUD 500,000 to AUD 1.5 million
       to be divided among the Non-Executive Directors
       in a manner that the Board may determine

S.8    Amend the Company's Constitution by adopting              Mgmt          For                            For
       the modifications shown in the market up version
       of the Company's Constitution tabled at the
       AGM and signed by the Chairman for identification
       as specified




--------------------------------------------------------------------------------------------------------------------------
 CENTERRA GOLD INC                                                                           Agenda Number:  701888577
--------------------------------------------------------------------------------------------------------------------------
        Security:  152006102
    Meeting Type:  AGM
    Meeting Date:  05-May-2009
          Ticker:
            ISIN:  CA1520061021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1.1 TO 1.10 AND 2. THANK YOU.

       Receive the audited financial statements for              Non-Voting    No vote
       the YE 31 DEC 2008 and the Auditors' report
       thereon

1.1    Elect Mr. Ian G. Austin as a Director for the             Mgmt          For                            For
       ensuing year

1.2    Elect Mr. Almazbek S. Djakypov as a Director              Mgmt          For                            For
       for the ensuing year

1.3    Elect Mr. O. Kim Goheen as a Director for the             Mgmt          For                            For
       ensuing year

1.4    Elect Mr. Patrick M. James as a Director for              Mgmt          For                            For
       the ensuing year

1.5    Elect Mr. Stephen A. Lang as a Director for               Mgmt          For                            For
       the ensuing year

1.6    Elect Mr. Sheryl K. Pressler as a Director for            Mgmt          For                            For
       the ensuing year

1.7    Elect Mr. Terry V. Rogers as a Director for               Mgmt          For                            For
       the ensuing year

1.8    Elect Mr. Jack E. Thompson as a Director for              Mgmt          For                            For
       the ensuing year

1.9    Elect Mr. Bruce V. Walter as a Director for               Mgmt          For                            For
       the ensuing year

1.10   Elect Mr. Anthony J. Webb as a Director for               Mgmt          For                            For
       the ensuing year

2.     Appoint KPMG LLP as the Auditors of the Corporation       Mgmt          For                            For
       for the ensuing year and authorize the Directors
       to fix their remuneration to be paid to the
       Auditors

3.     Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CENTRAL FINANCE CO.,LTD.                                                                    Agenda Number:  701775465
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05460100
    Meeting Type:  EGM
    Meeting Date:  11-Dec-2008
          Ticker:
            ISIN:  JP3425800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Merger with OMC CARD,INC. and QUOQ Inc.           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CENTRAL GLASS CO.,LTD.                                                                      Agenda Number:  701987818
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05502109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3425000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CENTRO PROPERTIES GROUP                                                                     Agenda Number:  701755994
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q2226X103
    Meeting Type:  AGM
    Meeting Date:  28-Nov-2008
          Ticker:
            ISIN:  AU000000CNP0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider financial reports of Centro          Non-Voting    No vote
       Properties Group (comprising the Company and
       the Trust] and the report of the Directors
       and the Auditor for the YE 30 JUN 2008

       PLEASE NOTE THAT BELOW RESOLUTIONS 2A, 2B, 2C             Non-Voting    No vote
       AND 3 ARE OF THE COMPANY. THANK YOU.

2.A    Re-elect Mr. Sam Kavourakis as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with Rule
       9.1(d) of the Company's Constitution

2.B    Re-elect Mr. Peter Wilkinson as a Director,               Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 9.1(d) of the Company's Constitution

2.C    Re-elect Mr. Rob Wylie as a Director, who retires         Mgmt          For                            For
       by rotation in accordance with Rule 9.1(c)
       of the Company's Constitution

3.     Adopt the remuneration report for the Company             Mgmt          For                            For
       for the FYE 30 JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 CERMAQ ASA                                                                                  Agenda Number:  701930124
--------------------------------------------------------------------------------------------------------------------------
        Security:  R1536Z104
    Meeting Type:  AGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  NO0010003882
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting by the Chairman of the             Mgmt          For                            For
       Board, including registration of the attending
       shareholders

2.     Elect a person to sign the minutes together               Mgmt          For                            For
       with the Chairman of the meeting

3.     Approve the notice of the meeting and the proposed        Mgmt          For                            For
       agenda

4.     Approve the annual accounts and the Board's               Mgmt          For                            For
       annual report for 2008, including the Group
       accounts, Group contribution and allocation
       of the annual results

5.     Approve the Board's statement as to salaries              Mgmt          For                            For
       and other remuneration of the Senior Management

6.     Authorize the Board of Directors proxy, on behalf         Mgmt          For                            For
       of the Company, to acquire own shares to a
       total nominal value of NOK 46,250,000, provided
       that the Company's total holding of own shares
       must not at any time exceed 5% of the outstanding
       shares in the Company; own shares may be acquired
       for the purpose of implementing an option programme
       and a share programme for all employees in
       the Cermaq Group, in accordance with the adoption
       of such programmes in the AGM in 2006; furthermore,
       own shares can be acquired for the purpose
       of being used as total or partial payment for
       acquisition of enterprises; own shares can
       be acquired to maintain a standing reserve
       shareholding for the purposes mentioned in
       this resolution; the lower price limit for
       such share acquisition is NOK 10 and the higher
       price limit is NOK 300; acquisition of own
       shares is to be carried out on a stock exchange
       or using in another way with reference to the
       stock exchange price and in accordance with
       generally accepted principles of fair treatment
       of the shareholders; disposal of own shares
       is to be carried out in fulfillment of the
       purposes for acquisition of own shares as specified
       above, or on a stock exchange or in another
       way with reference to the stock exchange price
       and in accordance with generally accepted principles
       of fair treatment of the shareholders; this
       power of attorney is valid from the OGM on
       20 MAY 2009 and until 30 JUN 2010

7.     Approve the remuneration to the Auditor of NOK            Mgmt          For                            For
       862,000 for 2008

8.     Approve the remuneration to the Directors of              Mgmt          For                            For
       the Board and the Members of the Election Committee

9.     Elect the new Directors of the Board                      Mgmt          For                            For

10.    Elect a new Member to the Election Committee              Mgmt          For                            For

11.a   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve to disclose the Company's social, environmental
       and economic performance to the public by issuing
       annual sustainability reports, sometimes known
       as a Corporate Social Responsibility Report

11.b   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve to establish a committee or assign
       the Audit Committee to examine the Company's
       Management of operations as they relate to
       disease management with special consideration
       accorded to general environmental stewardship




--------------------------------------------------------------------------------------------------------------------------
 CHALLENGER FINANCIAL SERVICES GROUP LTD                                                     Agenda Number:  701736259
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q22685103
    Meeting Type:  AGM
    Meeting Date:  20-Nov-2008
          Ticker:
            ISIN:  AU000000CGF5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the financial report,             Non-Voting    No vote
       the Directors' report and the Independent Auditor's
       report for the Company and its controlled entities
       for the FYE 30 JUN 2008

2.     Re-elect Mr. Ashok Jacob as a Director of Challenger,     Mgmt          For                            For
       who retires by rotation in accordance with
       Clause 6.1 of the Constitution of the Company

3.     Re-elect Mr. James Packer as a Director of Challenger,    Mgmt          For                            For
       who retires by rotation in accordance with
       Clause 6.1 of the Constitution of  the Company

4.     Re-elect Mr. Thomas Barrack Jr., as a Director            Mgmt          For                            For
       of Challenger, who retires in accordance with
       Clause 6.1 of the Constitution of  the Company

5.     Re-elect Mr. Tatsuo Tanaka as a Director of               Mgmt          For                            For
       Challenger, who retires in accordance with
       Clause 6.1 of the Constitution of the Company

6.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008

7.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act 2001 [Cwlth] [Corporations Act] and the
       Listing Rules of the Australian Securities
       Exchange[ASX Listing Rules], including [as
       applicable] for the purposes of ASX Listing
       Rule 10.14 and Section 200B of the Corporations
       Act: a) the issue of 5,500,000 performance
       options to Mr. Dominic Stevens under the Challenger
       Performance Plan in accordance with the terms
       of the Proposed Service Agreement [Service
       Agreement] between Challenger and Mr. Dominic
       Stevens [2008 Performance Options] and the
       issue of fully-paid ordinary shares in Challenger
       to Mr. Dominic Stevens on the exercise of some
       or all of the 2008 Performance Options; b)
       the provision of benefits under the terms of
       the Service Agreement in connection with Mr.
       Dominic Stevens ceasing to hold a Board or
       Managerial Office in Challenger, each on the
       specified terms and conditions




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701815170
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1292D109
    Meeting Type:  EGM
    Meeting Date:  09-Mar-2009
          Ticker:
            ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

S.1    Amend, pursuant to Clause 31.1 of the trust               Mgmt          For                            For
       deed constituting Champion REIT dated 26 APR
       2006 [as supplemented by a first supplemental
       deed dated 05 DEC 2006 and a second supplemental
       deed dated 04 FEB 2008] [the Trust Deed] entered
       into between Eagle Asset Management (CP) Limited,
       as the Manager [the REIT Manager] of Champion
       REIT, and HSBC Institutional Trust Services
       (Asia) Limited, as trustee of Champion REIT
       [the Trustee]: the definition of "Distribution
       Calculation Date" in the Clause 1.1 of the
       Trust Deed to be deleted in its entirety and
       replaced with the text as specified, the Clause
       1.1 of the Trust Deed by inserting the specified
       definitions immediately after the definition
       of Significant Holder, the Clause 20.1 of the
       Trust Deed to be deleted in its entirety and
       be replaced with the text as specified; authorize
       the REIT Manager, any Director of the REIT
       Manager and the Trustee each, to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required] as the REIT Manager, such
       the Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the matters resolved
       upon in this Resolution

S.2    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed: the Clause 7.1.5 of the Trust Deed to
       be deleted in its entirety and be replaced
       with the text as specified, the Clause 7.1.6(i)(a)(3)
       of the Trust Deed as specified, the Clause
       7.1.6(i)(a) of the Trust Deed by inserting
       the specified new paragraph immediately after
       Clause 7.1.6(i)(a)(3) of the Trust Deed as
       the new Clause 7.1.6(i)(a)(4), the Clause 7.1.6(i)(a)(4)
       of the Trust Deed by inserting the words as
       specified and renumbered as the new Clause
       7.1.6(i)(a)(5), Clause 7.2.6 of the Trust Deed
       by inserting the words "pursuant to Clause
       7.1.5" immediately after the words "In relation
       to any rights issue" and authorize the REIT
       Manager, any Director of the REIT Manager and
       the Trustee each to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the REIT Manager, such the Director of the
       REIT Manager or the Trustee, as the case may
       be, may consider expedient or necessary or
       in the interests of Champion REIT to give effect
       to the matters resolved upon this resolution

S.3    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed: the Clause 20.9 of the Trust Deed to
       be deleted in its entirety and be replaced
       with the text as specified, the Clause 7.1.6
       of the Trust Deed by inserting the specified
       new paragraph immediately after the new Clause
       7.1.6(i)(a)(5) of the Trust Deed as the new
       Clause 7.1.6(i)(a)(6) as specified and authorize
       the REIT Manager, any Director of the REIT
       Manager and the Trustee each to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required] as the REIT Manager, such
       Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the matters resolved
       upon in this Resolution

S.4    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, the Clause 11.4.2 of the Trust Deed to
       be deleted in its entirety and be replaced
       with the text as specified, the Clause 11.4.4
       of the Trust Deed to be deleted in its entirety
       and replaced with the text as specified and
       authorize the REIT Manager, any Director of
       the REIT Manager and the Trustee each to complete
       and do or cause to be done all such acts and
       things [including executing all such documents
       as may be required] as the REIT Manager, such
       Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the matters resolved
       upon in this Resolution

S.5    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed: the Clause 7.1 of the Trust Deed by inserting
       the specified new Clause immediately after
       Clause 7.1.8 of the Trust Deed, the Clause
       7.1.6(iii) of the Trust Deed by deleting the
       words "For the purposes of this Clause 7.1.6,
       7.1.7, 7.2.2 and 7.2.3" and replacing the same
       with the text as specified, the Clause 7.1.7(iii)
       of the Trust Deed by deleting the full stop
       at the end of Clause 7.1.7(iii) and replacing
       as specified and the Clause 7.1.7 of the Trust
       Deed by inserting the specified new paragraphs
       after Clause 7.1.7(iii), as the new Clauses
       7.1.7(iv), 7.1.7(v) and 7.1.7(vi), the excess
       application and the taking up of pro rata entitlements
       by the Connected Person in respect of a pro
       rata issue of Units and/or Convertible Instruments
       under Clause 7.1.5 or an open offer by the
       Trust, or Units are issued to a Connected Person
       pursuant to a reinvestment of distribution
       in accordance with Clause 20.9 as specified
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such the Director of the REIT Manager or the
       Trustee, as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the matters resolved
       upon in this Resolution

S.6    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, the definition of "Special Purpose Vehicle"
       in Clause 1.1 of the Trust Deed to be deleted
       in its entirety and replaced with the text
       as specified; the Clause 1 of the Trust Deed
       by inserting the specified text after Clause
       1.9, as new Clause 1.10, the Clause 15.2.1
       of the Trust Deed by replacing the words "by
       way of shareholding in" with the word "through"
       and deleting the words "which are unlisted
       corporations" and the Clause 15.5.1 to be deleted
       in its entirety and replaced with the text
       as specified; and authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such the Director of the REIT
       Manager or the Trustee, as the case may be,
       may consider expedient or necessary or in the
       interests of Champion REIT to give effect to
       the matters resolved upon in this Resolution

S.7    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, for Clause 15.5.2 of the Trust Deed to
       be deleted in its entirety and replaced with
       the text as specified; authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the matters
       resolved upon in this Resolution

S.8    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, the specified sentence to be inserted
       after the first sentence of Clause 6.5.2 of
       the Trust Deed, the specified sentence to be
       inserted as the final sentence of Clause 6.5.2
       of the Trust Deed and authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the matters
       resolved upon in this Resolution

S.9    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, for Clause 6.7.2 of the Trust Deed to
       be deleted in its entirety and replaced with
       the text as specified and authorize the REIT
       Manager, any Director of the REIT Manager and
       the Trustee each to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the REIT Manager, such director of the REIT
       Manager or the Trustee, as the case may be,
       may consider expedient or necessary or in the
       interests of Champion REIT to give effect to
       the matters resolved upon in this Resolution

S.10   Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, for Clause 17.1 of the Trust Deed to
       be deleted in its entirety and replaced with
       the text as specified; authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the matters
       resolved upon in this Resolution

S.11   Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, to insert immediately after the words
       "effecting of such borrowing or raising the
       amount thereof" in Clause 16.3.1 of the Trust
       Deed and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such the Director of the REIT Manager or the
       Trustee, as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the matters resolved
       upon in this Resolution

S.12   Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, for Clause 8.2 of the Trust Deed to be
       deleted in its entirety and replaced with the
       text as specified; and authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the matters
       resolved upon in this Resolution

S.13   Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, the Clause 24.5 of the Trust Deed to
       be deleted in its entirety and replaced with
       the text as specified; and authorize the REIT
       Manager, any Director of the REIT Manager and
       the Trustee each to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the REIT Manager, such Director of the REIT
       Manager or the Trustee, as the case may be,
       may consider expedient or necessary or in the
       interests of Champion REIT to give effect to
       the matters resolved upon in this Resolution

S.14   Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, the definition of "Issue Price" in Clause
       1.1 of the Trust Deed to be deleted in its
       entirety and replaced with the text as specified,
       the Clause 18.5.2 of the Trust Deed by deleting
       the words "Clause 7.2.4" and replacing the
       same with the words Clause 7.2.5, the Clause
       18.5 of the Trust Deed by inserting the specified
       new paragraph immediately after Clause 18.5.2
       of the Trust Deed, the Clause 11.1.3 of the
       Trust Deed by inserting the words "or any other
       limit or threshold provided for in any applicable
       laws or regulations [including the Code] is
       exceeded which may result in a breach of, or
       non-compliance with, any such applicable laws
       or regulations or in the imposition of any
       mandatory offer obligation" immediately after
       the words "and Holders' approval is not obtained"
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such the Director of the REIT Manager or the
       Trustee, as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the matters resolved
       upon in this Resolution

1.     Amend the distribution policy of Champion REIT            Mgmt          For                            For
       such that the REIT Manager may distribute to
       Unit holders an amount of not less than 90%
       of Champion REIT's annual distributable income
       [as specified in the Trust Deed] for each FY
       commencing from 01 JAN 2009 and for all subsequent
       financial years until further notice

2.     Approve a mandate to purchase Units be given              Mgmt          For                            For
       to the REIT Manager subject to the "Circular
       to Management Companies of SFC-authorized Real
       Estate Investment Trusts" issued on 31 JAN
       2008 by the Securities and Futures Commission
       of Hong Kong [the SFC] as specified, the exercise
       by the REIT Manager during the Relevant Period
       [as specified] of all powers of the REIT Manager
       to purchase units [Units, each a Unit] in Champion
       REIT on behalf of Champion REIT on The Stock
       Exchange of Hong Kong Limited [the SEHK], subject
       to and in accordance with the Trust Deed [as
       may be amended and supplemented from time to
       time], the Code on Real Estate Investment Trusts
       [the REIT Code], the guidelines issued by the
       SFC from time to time, applicable rules and
       regulations, and the laws of Hong Kong; the
       aggregate number of Units which may be purchased
       or agreed to be purchased by the REIT Manager
       pursuant to the approval in this resolution
       during the relevant period shall not exceed
       10% of the aggregate number of issued Units
       as at the date of the passing of this Resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of Unitholders or the expiration
       of the period within which the meeting referred
       to in this Resolution is required to be held
       under the Trust Deed, the REIT Code or any
       applicable Laws]




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701899760
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1292D109
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

       To note the audited financial statements of               Non-Voting    No vote
       Champion REIT together with the Auditor's report
       for the YE 31 DEC 2008

       To note the payment of distribution for the               Non-Voting    No vote
       YE 31 DEC 2008

       To note the appointment of Auditor of Champion            Non-Voting    No vote
       REIT and the fixing of their remuneration

1.     Approve to purchase Units be given to Eagle               Mgmt          For                            For
       Asset Management [CP] Limited, as the manager
       [the "REIT Manager"] of Champion Real Estate
       Investment Trust ["Champion REIT"], subject
       to the "Circular to Management Companies of
       SFC-authorized Real Estate Investment Trusts"
       issued on 31 JAN 2008 by the Securities and
       Futures Commission of Hong Kong [the "SFC"],
       and paragraph (b) below, the exercise by the
       REIT Manager during the Relevant Period [as
       defined in paragraph (c) below] of all powers
       of the REIT Manager to purchase units ["Units",
       each a "Unit"] in Champion REIT on behalf of
       Champion REIT on The Stock Exchange of Hong
       Kong Limited, subject to and in accordance
       with the Trust Deed [as may be amended and
       supplemented from time to time], the Code on
       Real Estate Investment Trusts [the "REIT Code"],
       the guidelines issued by the Securities and
       Futures Commission of Hong Kong from time to
       time, applicable rules and regulations, and
       the laws of Hong Kong, be and the same, is
       hereby generally and unconditionally; the aggregate
       number of Units which may be purchased or agreed
       to be purchased by the REIT Manager pursuant
       to the approval in paragraph (a) above during
       the Relevant Period shall not exceed 10% of
       the aggregate number of issued Units as at
       the date of the passing of this resolution
       and the authority pursuant to paragraph (a)
       of this resolution shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Unitholders or the expiration
       of the period within which the meeting referred
       to in i) above is required to be held under
       the Trust Deed, the REIT Code or any applicable
       Laws]




--------------------------------------------------------------------------------------------------------------------------
 CHAODA MODERN AGRICULTURE  HLDGS LTD                                                        Agenda Number:  701764892
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2046Q107
    Meeting Type:  AGM
    Meeting Date:  10-Dec-2008
          Ticker:
            ISIN:  KYG2046Q1073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the FYE 30 JUN 2008

2.     Approve the final dividend for the FYE 30 JUN             Mgmt          For                            For
       2008

3.A    Re-elect Mr. Fong Jao as an Executive Director            Mgmt          Against                        Against
       of the Company

3.B    Re-elect Mr. Chen Jun Hua as an Executive Director        Mgmt          For                            For
       of the Company

3.C    Re-elect Mr. Chan Chi Po, Andy as an Executive            Mgmt          For                            For
       Director of the Company

3.D    Re-elect Professor Lin Shun Quan as an Independent        Mgmt          Against                        Against
       Non-Executive Director of the Company

3.E    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [the Directors] to fix the remuneration of
       the Directors'

4.     Re-appoint Grant Thornton as the Auditors of              Mgmt          For                            For
       the Company and authorize the Directors to
       fix their remuneration

5.A    Approve, conditional upon the Listing Committee           Mgmt          For                            For
       of the Stock Exchange of Hong Kong Limited
       [the 'Stock Exchange'] granting the listing
       of, and permission to deal in, the Bonus Shares
       [as defined below] to be issued pursuant to
       this resolution, an amount of approximately
       HKD 9,739,872.10 standing to the credit of
       the share premium account of the Company capitalized
       in accordance with Article 142 of the Articles
       of Association of the Company and authorize
       the Directors to apply such amount in paying
       up in full at par 97,398,721 new ordinary shares
       of HKD 0.10 each in the capital of the Company
       [the 'Bonus Shares'] to be allotted, issued
       and distributed, credited as fully paid, to
       the Members of the Company whose names appear
       on the register of the Members of the Company
       at the close of business on 10 DEC 2008 on
       the basis of one Bonus Share for every 25 existing
       issued shares of the Company held [the 'Bonus
       Issue']; the Bonus Shares shall rank pari passu
       in all respects with the then existing issued
       shares of the Company except that they will
       not be entitled to participate in any dividend
       declared or recommended by the Company in respect
       of the FYE 30 JUN 2008; no fractional Bonus
       Shares shall be allotted to Members of the
       Company and fractional entitlements [if any]
       will be aggregated and sold for the benefit
       of the Company; and to do all acts and things
       as may be necessary and expedient in connection
       with or to give effect to the Bonus Issue including
       but not limited to the issue of the Bonus Shares,
       adjusting the amount to be capitalized out
       of the share premium account of the Company
       and adjusting the number of the Bonus Shares
       to be allotted, issued and distributed in the
       manner as in this resolution

5.B    Authorize the Directors of the Company to purchase,       Mgmt          For                            For
       or otherwise acquire shares of HKD 0.10 each
       in the capital of the Company on The Stock
       Exchange or on any other stock exchange on
       which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and requirements of
       the Rules Governing the Listing of Securities
       on The Stock Exchange [as amended from time
       to time], not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws to be held]

5.C    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements, options [including bonds, warrants
       and debentures convertible into shares of the
       Company] and rights of exchange or conversion
       which might require the exercise of such powers
       during and after the end of the relevant period,
       shall not exceed 20% of the aggregate amount
       of share capital of the Company in issue as
       at the date of passing this resolution, and
       otherwise than pursuant to: a) a rights issue
       [as defined below]; or b) the exercise of options
       under any share option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to option holders of shares in the Company;
       or c) the exercise of any rights of conversion
       under any convertible bonds, debentures or
       notes issued by the Company; or d) the exercise
       of the subscription rights attaching to any
       warrants which may be issued by the Company;
       and/or e) the issue of bonus shares pursuant
       to the passing of the resolution in No.5(A)
       and/or any scrip dividend and/or other similar
       arrangement provided for the allotment of shares
       in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws to be held]

5.D    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.B and 5.C, to extend the general mandate
       granted to the Directors of the Company to
       allot, issue and otherwise deal with the shares
       of the Company pursuant to Resolution 5.C by
       the addition thereto of an amount representing
       the aggregate nominal amount of the shares
       of the Company purchased or otherwise acquired
       by the Company pursuant to Resolution 5.B,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHAODA MODERN AGRICULTURE (HOLDINGS) LTD                                                    Agenda Number:  701992756
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2046Q107
    Meeting Type:  EGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  KYG2046Q1073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION
       1. THANK YOU.

1.     Approve to enter into the organic fertilizers             Mgmt          For                            For
       supply agreement dated 15 MAY 2009 made between
       Fuzhou Chaoda Modern Agriculture Development
       Company Limited and Fujian Chaoda Agricultural
       Produce Trading Company Limited [the 2009 Agreement,
       as specified]; the proposed transactions [as
       specified] subject to the proposed annual caps
       [as specified]; the proposed annual caps [as
       specified]; authorize the Directors of the
       Company [the Directors] from time to time to
       approve and/or to enter into, on behalf of
       the Company, any matter or transactions at
       any time relating to or under the 2009 Agreement
       subject to the proposed annual caps [as specified];
       and authorize each of the Directors to sign,
       seal, execute, perfect and deliver all such
       documents, undertakings and deeds or to do
       anything on behalf of the Company which he
       or she may consider necessary, desirable or
       expedient for the purposes of or in connection
       with, the implementation of the 2009 Agreement,
       the proposed transactions [as specified] and/or
       the proposed annual caps [as specified] and
       any matters relating thereto




--------------------------------------------------------------------------------------------------------------------------
 CHARTER INTERNATIONAL PLC                                                                   Agenda Number:  701874213
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2110V107
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  JE00B3CX4509
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's annual accounts and report,         Mgmt          For                            For
       the Company's Group consolidated accounts and
       the Directors report for the YE 31 DEC 2008

2.     Approve the Directors remuneration report for             Mgmt          For                            For
       the YE 31 DEC 2008

3.     Elect Mr. Lars Emilson as a Director of the               Mgmt          For                            For
       Company

4.     Elect Mr. John Biles as a Director of the Company         Mgmt          For                            For

5.     Elect Mr. Robert Careless as a Director of the            Mgmt          For                            For
       Company

6.     Elect Mr. James Deeley as a Director of the               Mgmt          For                            For
       Company

7.     Elect Mr. Grey Denham as a Director of the Company        Mgmt          For                            For

8.     Elect Mr. Michael Foster as a Director of the             Mgmt          For                            For
       Company

9.     Elect Mr. John Neil as a Director of the Company          Mgmt          For                            For

10.    Elect Mr. Andrew Osborne as a Director of the             Mgmt          For                            For
       Company

11.    Elect Mr. Manfred Wennemer as a Director of               Mgmt          For                            For
       the Company

12.    Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       of the Company

13.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors of the Company

14.    Authorize the Directors, pursuant to Article              Mgmt          Against                        Against
       10 of the Articles of Association of the Companies
       Act 1985, to allot relevant securities: i)
       up to an aggregate nominal amount of GBP 1,112,671
       [being 55,633,550 ordinary shares of 2 pence
       each in the Company] and; b) up to an nominal
       amount of GBP 2,225,342 [being 111,267,100
       ordinary shares of 2 pence each in the Company];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 30 JUN 2010];
       and the Directors may allot relevant securities
       in pursuance of such an offer or agreement
       made prior to such expiry

S.15   Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 4,600,000 to GBP 6,000,000
       by the creation of 70,000,000 ordinary shares
       of 2 pence each ranking pan passu in all respects
       with the existing ordinary shares of 2 pence
       each in the capital of the Company and that,
       accordingly, Paragraph 4 of the Memorandum
       of Association of the Company be delegated
       and replaced with the following as a new Paragraph
       4: "the share capital of the Company is GBP
       6,000,000 dividend into 300,000,000 ordinary
       shares with a par value of GBP 0.02 each

S.16   Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority, subject to the passing
       of Resolution 14 and pursuant to Article 10
       of the Articles of Association of the Companies
       Act 1985, to allot equity securities pursuant
       to the authority conferred by Resolution 14,
       disapplying the statutory pre-emption rights
       [Section 89(1)], provided that this power is
       limited to the allotment of equity securities:
       up to an aggregate nominal amount of GBP 166,900
       [being 8,345,033 ordinary shares of 2 pence
       each in the Company]; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or 30 JUN 2010]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.17   Authorize the Company, pursuant to Article 57             Mgmt          For                            For
       of the Companies Law 1991, to make market purchases
       of ordinary shares of the Company on such terms
       and in such manner as the Directors may from
       time to time determine, provided that: the
       maximum number of ordinary shares to be purchased
       is 16,690,067, representing 10% of the Company
       issued ordinary share capital as at the date
       of this resolution; the maximum price which
       may be paid for each ordinary share is an amount
       equal to 105% of the average closing middle
       market prices for the ordinary shares of the
       Company derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days; the minimum price which may be paid is
       2 pence per ordinary share and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 30 JUN 2010]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry; pursuant
       to Article 58A of the Companies [Jersey] Law
       1991, to hold as treasury shares any ordinary
       shares purchased pursuant to the authority
       conferred by paragraph [a] of this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHARTER PLC                                                                                 Agenda Number:  701704276
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2067Y104
    Meeting Type:  CRT
    Meeting Date:  01-Oct-2008
          Ticker:
            ISIN:  GB0001882637
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION FOR THIS MEETING TYPE. PLEASE CHOOSE
       BETWEEN "FOR" AND "AGAINST" ONLY. SHOULD YOU
       CHOOSE TO VOTE ABSTAIN FOR THIS MEETING THEN
       YOUR VOTE WILL BE DISREGARDED BY THE ISSUER
       OR ISSUERS AGENT.

S.1    Approve the proposed Scheme of Arrangement,               Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 CHARTER PLC                                                                                 Agenda Number:  701704288
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2067Y104
    Meeting Type:  OGM
    Meeting Date:  01-Oct-2008
          Ticker:
            ISIN:  GB0001882637
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the Scheme of Arrangement and related             Mgmt          For                            For
       matters

S.2    Approve to reduce the capital of Charter International    Mgmt          For                            For
       plc

3.     Approve the adoption by Charter International             Mgmt          For                            For
       plc of the Charter International plc Long Term
       Incentive Plan

4.     Approve the adoption by Charter International             Mgmt          For                            For
       plc of the Charter International plc Deferred
       Bonus Plan




--------------------------------------------------------------------------------------------------------------------------
 CHARTERED SEMICONDUCTOR MFG LTD                                                             Agenda Number:  701870025
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1297M104
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  SG1H23874727
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the share consolidation                           Mgmt          For                            For

2.     Approve the payment of standby purchaser fee              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHARTERED SEMICONDUCTOR MFG LTD                                                             Agenda Number:  701870518
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1297M104
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  SG1H23874727
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited accounts and the reports of             Mgmt          For                            For
       the Directors and the Auditors

2.1    Re-elect Mr. Philip Tan Yuen Fah as a Director            Mgmt          For                            For

2.2    Re-elect Mr. Steven H. Hamblin as a Director              Mgmt          For                            For

3.a.1  Re-appoint Mr. Charles E. Thompson as a Director          Mgmt          For                            For

3.a.2  Re-appoint Mr. Pasquale Pistorio as a Director            Mgmt          For                            For

3.a.3  Re-appoint Mr. Maurizio Ghirga as a Director              Mgmt          For                            For

3.b    Approve to record the retirement of Mr. Andre             Mgmt          For                            For
       Borrel, a Director ceasing to hold office pursuant
       to Section 153 of the Companies Act, Chapter
       50

4.     Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Directors to fix their remuneration

5.a    Approve the Additional Directors fees of SGD              Mgmt          For                            For
       63,000 for YE 31 DEC 2008

5.b    Approve the Director fees of up to SGD 600,000            Mgmt          For                            For
       for YE 31 DEC 2009

6.a    Authorize the Directors to allot and issue shares         Mgmt          For                            For
       pursuant to Section 161 of the Companies Act
       Chapter 50

6.b    Authorize the Directors to create and issue               Mgmt          For                            For
       securities and to allot and issue shares in
       connection therewith pursuant to Section 161
       of the Companies Act, Chapter 50

6.c    Authorize the Directors to offer and grant restricted     Mgmt          For                            For
       share units and to allot and issue additional
       shares pursuant to the Chartered Semiconductor
       Manufacturing Ltd Restricted Share Unit Plan
       2007 [the Restricted Share Unit Plan 2007]

6.d    Authorize the Directors to offer and grant performance    Mgmt          For                            For
       share units and to allot and issue additional
       shares pursuant to the Chartered Semiconductor
       Manufacturing Ltd Performance Share Unit Plan
       2007 [the Performance Share Unit Plan 2007]

7.     Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CHARTWELL SENIORS HSG REAL  ESTATE TR                                                       Agenda Number:  701925387
--------------------------------------------------------------------------------------------------------------------------
        Security:  16140U100
    Meeting Type:  MIX
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  CA16140U1003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTIONS
       5, 6 AND 7 AND 'IN FAVOR' OR 'ABSTAIN' FOR
       RESOLUTIONS 1, 2, 3 AND 4. THANK YOU.

       To receive the financial statements of Chartwell          Non-Voting    No vote
       for the FYE 31 DEC 2008 and the report of the
       Auditors thereon

1.     Elect the Trustees of Chartwell [the Chartwell            Mgmt          For                            For
       Trustees] as specified

2.     Elect the Trustees of CSH Trust [CSH] as specified        Mgmt          For                            For
       nominees for the ensuing year and directing
       the Trustees to vote the trust units of CSH
       held by Chartwell so as to elect such nominees
       as trustees of CSH

3.     Elect the Directors of CMCC for the ensuing               Mgmt          For                            For
       year as specified nominees and directing the
       Trustees to vote the common shares of CMCC
       held by Chartwell so as to elect such nominees
       as the Directors of CMCC

4.     Reappoint KPMG LLP, Chartered Accountants as              Mgmt          For                            For
       the Auditors of Chartwell for the ensuing year
       and authorize the Chartwell Trustees to fix
       the remuneration of the Auditors

5.     Adopt the Deferred Unit Plan of Chartwell [included       Mgmt          For                            For
       in Appendix "B" to the information circular]

S.6    Amend Section 4.1(c), 4.1(1), 4.2(c), 4.2(g),             Mgmt          For                            For
       4.3, 5.4 and 5.5 of the 5th amended and restated
       declaration of trust of Chartwell dated 14
       JUL 2008 [the "Declaration of Trust"] to (a)
       remove from the Declaration of Trust certain
       tax-related provisions which are no longer
       applicable to Chartwell, (b) to enable Chartwell
       to invest in raw land for development other
       than as provided for in the Declaration of
       Trust up to a maximum of 15% of the Adjusted
       Gross Book Value [as such term is defined in
       the Declaration of Trust] of Chartwell, (c)
       to enable Chartwell to make certain guarantees
       of indebtedness with the approval of the Investment
       and Environmental Committee, provided that
       such committee is comprised solely of Independent
       Directors of CMCC, (d) to ensure that the Trust
       Units are not treated as liabilities for the
       purposes of the International Financial Reporting
       Standards, and making similar amendments to
       the 5th amended and restated limited partnership
       agreement dated 24 JUL 2008, as amended by
       the notice and amendment to the 5th amended
       and restated limited partnership agreement
       dated 15 DEC 2008 [the "Partnership Agreement"]
       in respect of Chartwell Master Care Limited
       Partnership and to the 5th amended and restated
       declaration of trust in respect of CSH dated
       14 JUL 2008 [the CSH Trust Declaration"], as
       specified

7.     Approve [included in Appendix "D" of the Information      Mgmt          For                            For
       Circular] to reconfirm and authorize certain
       amendments to Chartwell's unitholder rights
       agreement, dated 14 NOV 2003, as amended and
       restated [the "Rights Plan"]

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CHAUCER HLDGS PLC                                                                           Agenda Number:  701929816
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2071N102
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  GB0000293950
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to accept financial statements and statutory      Mgmt          For                            For
       reports

2.     Approve remuneration report                               Mgmt          For                            For

3.     Re-elect Mr. Ewen Gilmour as a Director                   Mgmt          For                            For

4.     Re-elect Mr. Mark Graham as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Richard Scholes as a Director                Mgmt          For                            For

6.     Re-appoint Ernst Young LLP as the Auditors and            Mgmt          For                            For
       Authorize the Board to fix their remuneration

7.     Grant authority for the issue of equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights under a
       general authority up to aggregate nominal amount
       of GBP 45,674,304 and an additional amount
       pursuant to a rights issue of up to GBP 45,674,304

8      Grant authority for the issue of equity or equity-linked  Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 6,851,146

9.     Grant authority for the 54,809,164 ordinary               Mgmt          For                            For
       shares for market purchase

10.    Amend the Articles of Association by deleting             Mgmt          For                            For
       all the provisions of the Company's Memorandum
       of Association which, by virtue of Section
       28 of the 2006 Act are to be treated as provisions
       of the Company's Articles of Association

11.    Amend the Articles of Association                         Mgmt          For                            For

12.    Approve the general meeting other than an AGM             Mgmt          Against                        Against
       may be called on not less than 14 clear days'
       notice

13.    Approve the 2009 Chaucer Holdings Plc savings             Mgmt          For                            For
       related Share Option Scheme




--------------------------------------------------------------------------------------------------------------------------
 CHAUCER HOLDINGS PLC, LONDON                                                                Agenda Number:  701807591
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2071N102
    Meeting Type:  OGM
    Meeting Date:  13-Feb-2009
          Ticker:
            ISIN:  GB0000293950
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized Ordinary               Mgmt          For                            For
       Share Capital from GBP 114,000,000 to GBP 175,000,000

2.     Approve, subject to and conditional upon the              Mgmt          For                            For
       passing of Resolution 1, authorize issue of
       Equity or Equity-Linked Securities with pre-emptive
       rights up to an aggregate nominal amount of
       GBP 50,000,000

3.     Approve the issue of 200,000,000 Ordinary Shares          Mgmt          For                            For
       of 25 Pence each for Cash at a price of 40
       pence per Share which represents a discount
       of greater than 10% to the middle market price
       of the Company's Shares




--------------------------------------------------------------------------------------------------------------------------
 CHEVALIER INTL HLDGS LTD                                                                    Agenda Number:  701673104
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2097Z147
    Meeting Type:  AGM
    Meeting Date:  26-Sep-2008
          Ticker:
            ISIN:  BMG2097Z1471
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 MAR 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.A.I  Re-elect Mr. Ho Sai Hou, as a Director                    Mgmt          Against                        Against

3.AII  Re-elect Mr. Yang Chuen Liang, Charles as a               Mgmt          For                            For
       Director

3AIII  Re-elect Mr. Sun Kai Dah, George as a Director            Mgmt          For                            For

3.B    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company [whether pursuant to
       an option or otherwise] by the Directors of
       the Company pursuant to the said approval,
       otherwise than pursuant to: i) a rights issue
       [as hereinafter defined]; or ii) the exercise
       of subscription rights under any share option
       scheme of the Company; or iii) an issue of
       shares as scrip dividends pursuant to the Bye-laws
       of the Company from time to time; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-laws of the
       Company or any applicable law of Bermuda to
       be held]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its shares in the capital of the Company, subject
       to and in accordance with all applicable laws
       and requirements of the Rules Governing the
       Listing of Securities, on The Stock Exchange
       of Hong Kong Limited as amended from time to
       time during and after the Relevant Period,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-laws of
       the Company or any applicable law of Bermuda
       to be held]

7.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors of the Company, to allot,
       issue and deal with additional shares pursuant
       to Resolution 5, by the addition thereto of
       an amount representing the aggregate nominal
       amount of the share capital of the Company
       which may be allotted or agreed conditionally
       or unconditionally to be allotted pursuant
       to such general mandate the aggregate nominal
       amount of share in the capital of the Company,
       repurchased by the Company under the authority
       granted pursuant to Resolution 6, provided
       that such amount not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA AGRI-INDUSTRIES HLDGS LTD                                                             Agenda Number:  701782129
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1375F104
    Meeting Type:  EGM
    Meeting Date:  23-Dec-2008
          Ticker:
            ISIN:  HK0606037437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE IN 'FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve and ratify, the New COFCO Mutual Supply           Mgmt          For                            For
       Agreement [as specified in the circular to
       shareholders of the Company dated 06 DEC 2008
       [Circular]] dated 21 NOV 2008 relating to the
       mutual supply of raw materials, products, finance,
       logistics, agency and other related services
       between the COFCO Group [as specified in the
       Circular] and the Group [as specified in the
       Circular]; and that the maximum aggregate annual
       transaction value in respect of the products
       and services to be supplied by the COFCO Group
       to the Group pursuant to the New COFCO Mutual
       Supply Agreement for the 3 YE 31 DEC 2011 be
       fixed at RMB 39,170.9 million, RMB 49,545.2
       million and RMB 55,011 .4 million, respectively;
       and that the maximum aggregate annual transaction
       value in respect of the products and services
       to be supplied by the Group to the COFCO Group
       pursuant to the New COFCO Mutual Supply Agreement
       for the 3 YE 31 DEC 2011 be fixed at RMB 5,822.4
       million, RMB 7,451.6 million and RMB 9,750.4
       million, respectively

2.     Approve and ratify, the Wilmar Mutual Supply              Mgmt          For                            For
       Agreement [as specified in the Circular] dated
       21 NOV 2008 relating to the mutual supply of
       raw materials, products, logistics and other
       related services between the Wilmar International
       Group [as specified in the Circular] and the
       Group (as specified in the Circular); and that
       the maximum aggregate annual transaction value
       in respect of the products and services to
       be supplied by the Wilmar International Group
       to the Group pursuant to the Wilmar Mutual
       Supply Agreement for the 3 YE 31 DEC 2011 be
       fixed at RMB 7,403.0 million, RMB 8,813.3 million
       and RMB 10,505.5 million respectively; and
       that the maximum aggregate annual transaction
       value in respect of the products and services
       to be supplied by the Group to the Wilmar International
       Group pursuant to the Wilmar Mutual Supply
       Agreement for the 3 YE 31 DEC 2011 be fixed
       at RMB 9,088.4 million, RMB 10,933.2 million
       and RMB 13,057.6 million, respectively

3.     Approve and ratify, the China Foods Supply Agreement      Mgmt          For                            For
       [as specified in the Circular] dated 21 NOV
       2008 relating to the supply of raw materials,
       products, logistics and other services by the
       Company and its subsidiaries to China Foods
       [as specified in the Circular] and its subsidiaries;
       and that the maximum aggregate annual transaction
       value in respect of the products and services
       to be supplied by the Company and its subsidiaries
       to China Foods and its subsidiaries pursuant
       to the China Foods Supply Agreement for the
       3 YE 31 DEC 2011 be fixed at RMB 12,855.5 million,
       RMB 16,739.1 million and RMB 21,388.0 million,
       respectively

4.     Approve and ratify, the New COFCO ADM Mutual              Mgmt          For                            For
       Supply Agreement [as specified in the Circular]
       dated 21 NOV 2008 relating to the mutual supply
       of edible oils, oilseeds, oilseeds meal, packaging
       materials, packaging services, finance, and
       other related materials and services between
       COFCO ADM [as specified in the Circular] and
       its associates and the Group [other than COFCO
       ADM]; that the maximum aggregate annual transaction
       value in respect of the products and services
       to be supplied by the COFCO ADM and its associates
       to the Group [other than COFCO ADM] pursuant
       to the New COFCO ADM Mutual Supply Agreement
       for the 3YE 31 DEC 2011 be fixed at RMB 2,420.8
       million, RMB 2,835.2 million and RMB 3,332.3
       million, respectively; and that the maximum
       aggregate annual transaction value in respect
       of the products and services to be supplied
       by the Group [other than COFCO ADM] to COFCO
       ADM and its associates pursuant to the New
       COFCO ADM Mutual Supply Agreement for the 3YE
       31 DEC 2011 be fixed at RMB 3,283.6 million,
       RMB 3,828.8 million and RMB 4,436.4 million,
       respectively

5.     Approve and ratify, the New ADM Mutual Supply             Mgmt          For                            For
       Agreement [as specified in the Circular] dated
       21 NOV 2008 relating to the mutual supply of
       the ADM Products [as specified in the Circular]
       between ADM Group [as specified in the Circular]
       and the Group; that the maximum aggregate annual
       transaction value in respect of the ADM Products
       to be supplied by the ADM Group to the Group
       pursuant to the New ADM Mutual Supply Agreement
       for the 3YE 31 DEC 2011 be fixed at RMB 16,144.0
       million, RMB 17,966.0 million and RMB 20,285.6
       million, respectively; and that the maximum
       aggregate annual transaction value in respect
       of the ADM Products to be supplied by the Group
       to the ADM Group pursuant to the New ADM Mutual
       Supply Agreement for the 3YE 31 DEC 2011 be
       fixed at RMB 2,720.2 million, RMB 2,871.6 million
       and RMB 3,039.3 million, respectively

6.     Approve and ratify, the New Lude Mutual Supply            Mgmt          For                            For
       Agreement [as specified in the Circular] dated
       21 NOV 2008 relating to the mutual supply of
       the raw materials, products and the related
       services [including wheat] between Dezhou Grains
       [as specified in the Circular) and its associates
       and the Group; that the maximum aggregate annual
       transaction value in respect of the raw materials,
       products and the related services [including
       wheat] to be supplied by Dezhou Grains and
       its associates to the Group pursuant to the
       New Lude Mutual Supply Agreement for the 3YE
       31 DEC 2011 be fixed at RMB 197.0 million,
       RMB 424.2 million and RMB 686.3 million, respectively;
       and that the maximum aggregate annual transaction
       value in respect of the raw materials, products
       and the related services [including wheat]
       to be supplied by the Group to Dezhou Grains
       and its associates pursuant to the New Lude
       Mutual Supply Agreement for the 3 YE 31 DEC
       2011 be fixed at RMB 320.0 million, RMB 691.2
       million and RMB 1,11 9.7 million, respectively

7.     Approve and ratify, the New No. 2 Storage Mutual          Mgmt          For                            For
       Supply Agreement [as specified in the Circular]
       dated 21 NOV 2008 relating to the mutual supply
       of the raw materials, products and the related
       services [including wheat] between No. 2 Storage
       [as specified in the Circular] and its associates
       and the Group be; that the maximum aggregate
       annual transaction value in respect of the
       raw materials, products and the related services
       [including wheat] to be supplied by No. 2 Storage
       and its associates to the Group pursuant to
       the New No. 2 Storage Mutual Supply Agreement
       for the 3 YE 31 DEC 2011 be fixed at RMB 392.0
       million, RMB 634.8 million and RMB 913.8 million,
       respectively; and that the maximum aggregate
       annual transaction value in respect of the
       raw materials, products and the related services
       [including wheat] to be supplied by the Group
       to No. 2 Storage and its associates pursuant
       to the New No. 2 Storage Mutual Supply Agreement
       for the 3 YE 31 DEC 2011 be fixed at RMB 515.0
       million, RMB 901.8 million and RMB 1,347.2
       million, respectively

8.     Approve and ratify, the Toyota Tsusho Mutual              Mgmt          For                            For
       Supply Agreement [as specified in the Circular]
       dated 21 NOV 2008 relating to the mutual supply
       of raw materials, products and services including
       bread, rice, yeast, other related products,
       technology and services between Toyota Tsusho
       [as specified in the Circular] and its associates
       and the Group; that the maximum aggregate annual
       transaction value in respect of the raw materials,
       products and services including bread, rice,
       yeast, other related products, technology and
       services to be supplied by Toyota Tsusho and
       its associates to the Group pursuant to the
       Toyota Tsusho Mutual Supply Agreement for the
       3 YE 31 DEC 2011 be fixed at RMB 7.0 million,
       RMB 14.8 million and RMB 23.5 million, respectively;
       and that the maximum aggregate annual transaction
       value in respect of the raw materials, products
       and services including bread, rice, yeast,
       other related products, technology and services
       to be supplied by the Group to Toyota Tsusho
       and its associates pursuant to the Toyota Tsusho
       Mutual Supply Agreement for the 3 YE 31 DEC
       2011 be fixed at RMB 106.5 million, RMB 171.4
       million and RMB 239.0 million, respectively

9.     Approve and ratify, the Hakubaku Mutual Supply            Mgmt          For                            For
       Agreement [as specified in the Circular] dated
       21 NOV 2008 relating to the mutual supply of
       raw materials, products, technology and related
       services including noodles, flours and other
       related products technology and services between
       Hakubaku [as specified in the Circular] and
       its associates and the Group; that the maximum
       aggregate annual transaction value in respect
       of the raw materials, products, technology
       and related services including noodles, flours
       and other related products technology and services
       to be supplied by Hakubaku and its associates
       to the Group pursuant to the Hakubaku Mutual
       Supply Agreement for 3 YE 31 DEC 2011 be fixed
       at RMB 2.0 million, RMB 4.0 million and RMB
       6.0 million, respectively; and that the maximum
       aggregate annual transaction value in respect
       of the raw materials, products, technology
       and related services including noodles, flours
       and other related products technology and services
       to be supplied by the Group to Hakubaku and
       its associates pursuant to the Hakubaku Mutual
       Supply Agreement for the 3 YE 31 DEC 2011 be
       fixed at RMB 390.0 million, RMB 766.8 million
       and RMB 1,201.4 million, respectively

10.    Approve and ratify, the Xiamen Seashine Mutual            Mgmt          For                            For
       Supply Agreement [as specified in the Circular]
       dated 21 NOV 2008 relating to the mutual supply
       of raw materials, products and related services
       including wheat, flour, other relevant products
       and services between Xiamen Seashine [as specified
       in the Circular] and its associates and the
       Group; that the maximum aggregate annual transaction
       value in respect of the raw materials, products
       and related services including wheat, flour,
       other relevant products and services to be
       supplied by Xiamen Seashine and its associates
       to the Group pursuant to the Xiamen Seashine
       Mutual Supply Agreement for the 3 YE 31 DEC
       2011 be fixed at RMB 97.5 million, RMB 210.6
       million and RMB 341.2 million, respectively;
       and that the maximum aggregate annual transaction
       value in respect of raw materials, products
       and related services including wheat, flour,
       other relevant products and services to be
       supplied by the Group to Xiamen Seashine and
       its associates pursuant to the Xiamen Seashine
       Mutual Supply Agreement for the 3 YE 31 DEC
       2011 be fixed at RMB 240.0 million, RMB 518.4
       million and RMB 839.8 million, respectively

11.    Approve and ratify, the Zhengzhou Flour Mutual            Mgmt          For                            For
       Supply Agreement [as specified in the Circular]
       dated 21 NOV 2008 relating to the mutual supply
       of raw materials, products and services including
       wheat between Zhengzhou Flour [as specified
       in the Circular] and its associates and the
       Group; that the maximum aggregate annual transaction
       value in respect of the raw materials, products
       and services including wheat to be supplied
       by Zhengzhou Flour and its associates to the
       Group pursuant to the Zhengzhou Flour Mutual
       Supply Agreement for the 3 YE 31 DEC 2011 be
       fixed at RMB 97.5 million, RMB 210.6 million
       and RMB 341.2 million, respectively; and that
       the maximum aggregate annual transaction value
       in respect of raw materials, products and services
       including wheat to be supplied by the Group
       to Zhengzhou Flour and its associates pursuant
       to the Zhengzhou Flour Mutual Supply Agreement
       for the 3 YE 31 DEC 2011 be fixed at RMB 97.5
       million, RMB 210.6 million and RMB 341.2 million,
       respectively

12.    Approve and ratify, the No. 5 Storage Mutual              Mgmt          For                            For
       Supply Agreement [as specified in the Circular]
       dated 21 NOV 2008 relating to the mutual supply
       of raw materials, products and services [including
       wheat] between No. 5 Storage [as specified
       in the Circular] and its associates and the
       Group; that the maximum aggregate annual transaction
       value in respect of the raw materials, products
       and services [including wheat] to be supplied
       by No. 5 Storage and its associates to the
       Group pursuant to the No. 5 Storage Mutual
       Supply Agreement for the 3 YE 31 DEC 2011 be
       fixed at RMB 392.0 million, RMB 634.8 million
       and RMB 913.8 million, respectively; and that
       the maximum aggregate annual transaction value
       in respect of raw materials, products and services
       [including wheat] to be supplied by the Group
       to No. 5 Storage and its associates pursuant
       to the No. 5 Storage Mutual Supply Agreement
       for the 3 YE 31 DEC 2011 be fixed at RMB 515.0
       million, RMB 901.8 million and RMB 1,347.2
       million, respectively

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA AGRI-INDUSTRIES HLDGS LTD                                                             Agenda Number:  701837328
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1375F104
    Meeting Type:  EGM
    Meeting Date:  24-Mar-2009
          Ticker:
            ISIN:  HK0606037437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR ALL THE
       RESOLUTIONS. THANK YOU.

1.     Approve and ratify the execution of the Share             Mgmt          For                            For
       Sale and Purchase Agreement dated 17 FEB 2009
       and entered into between the Company and COFCO
       [Hong Kong] Limited in relation to the purchase
       of all issued shares of Kindgain Limited ["Kindgain
       Share Purchase Agreement"], a copy of which
       has been produced to the meeting marked "A"
       and initialed by the Chairman of the meeting
       for identification purpose, and the performance
       by the Company thereof, and the transactions
       contemplated; and authorize any 1 or more of
       the Directors to sign or execute such other
       documents or supplemental agreements or deeds
       on behalf of the Company and to do all such
       things and take all such actions as he or they
       may consider necessary or desirable for the
       purpose of giving effect to the Kindgain Share
       Purchase Agreement and completing the transactions
       contemplated therein with such changes as any
       such Director(s) may consider necessary, desirable
       or expedient; and to issue and allot 160,650,093
       shares of HKD 0.10 each in the share capital
       of the Company to COFCO [Hong Kong] Limited
       upon the completion of the Kindgain Share Purchase
       Agreement

2.     Approve and ratify the execution of the Share             Mgmt          For                            For
       Sale and Purchase Agreement dated 17 FEB 2009
       and entered into between the Company and COFCO
       [Hong Kong] Limited in relation to the purchase
       of all issued shares of Uptech Investments
       Limited ["Uptech Investments Share Purchase
       Agreement"], a copy of which has been produced
       to the meeting marked "B" and initialed by
       the Chairman of the meeting for identification
       purpose, and the performance by the Company
       thereof, and the transactions contemplated;
       and authorize any 1 or more of the Directors
       to sign or execute such other documents or
       supplemental agreements or deeds on behalf
       of the Company and to do all such things and
       take all such actions as he or they may consider
       necessary or desirable for the purpose of giving
       effect to the Uptech Investments Share Purchase
       Agreement and completing the transactions contemplated
       therein with such changes as any such Director(s)
       may consider necessary, desirable or expedient;
       and to issue and allot 15,113,975 shares of
       HKD 0.10 each in the share capital of the Company
       to COFCO [Hong Kong] Limited upon the completion
       of the Uptech Investments Share Purchase Agreement

3.     Approve and ratify the execution of the Share             Mgmt          For                            For
       Sale and Purchase Agreement dated 17 FEB 2009
       and entered into between the Company and COFCO
       [Hong Kong] Limited in relation to the purchase
       of all issued shares of Cheerlink International
       Limited ["Cheerlink International Share Purchase
       Agreement"], a copy of which has been produced
       to the meeting marked "C" and initialed by
       the Chairman of the meeting for identification
       purpose, and the performance by the Company
       thereof, and the transactions contemplated;
       and authorize any 1 or more of the Directors
       to sign or execute such other documents or
       supplemental agreements or deeds on behalf
       of the Company and to do all such things and
       take all such actions as he or they may consider
       necessary or desirable for the purpose of giving
       effect to the Cheerlink International Share
       Purchase Agreement and completing the transactions
       contemplated therein with such changes as any
       such Director(s) may consider necessary, desirable
       or expedient; and to issue and allot 73,489,345
       shares of HKD 0.10 each in the share capital
       of the Company to COFCO [Hong Kong] Limited
       upon the completion of the Cheerlink International
       Share Purchase Agreement

4.     Approve and ratify the execution of the Share             Mgmt          For                            For
       Sale and Purchase Agreement dated 17 FEB 2009
       and entered into between the Company and COFCO
       [Hong Kong] Limited in relation to the purchase
       of all issued shares of Parkwing Limited ["Parkwing
       Share Purchase Agreement"], a copy of which
       has been produced to the meeting marked "D"
       and initialed by the Chairman of the meeting
       for identification purpose, and the performance
       by the Company thereof, and the transactions
       contemplated; and authorize any 1 or more of
       the Directors to sign or execute such other
       documents or supplemental agreements or deeds
       on behalf of the Company and to do all such
       things and take all such actions as he or they
       may consider necessary or desirable for the
       purpose of giving effect to the Parkwing Share
       Purchase Agreement and completing the transactions
       contemplated therein with such changes as any
       such Director(s) may consider necessary, desirable
       or expedient; and to issue and allot 14,373,070
       shares of HKD 0.10 each in the share capital
       of the Company to COFCO [Hong Kong] Limited
       upon the completion of the Parkwing Share Purchase
       Agreement

5.     Approve and ratify the execution of the Assets            Mgmt          For                            For
       Purchase Agreement dated 17 FEB 2009 and entered
       into between COFCO Bio-chemical Energy [Gongzhuling]
       Company Ltd ["COFCO Gongzhuling"] and Jilin
       COFCO Bio-chemical Company Ltd in relation
       to the purchase of assets by COFCO Gongzhuling
       ["Assets Purchase Agreement"], a copy of which
       has been produced to the meeting marked "E"
       and initialed by the Chairman of the meeting
       for identification purpose, and the performance
       by COFCO Gongzhuling thereof, and the transactions
       contemplated; authorize any 1 or more of the
       Directors to sign or execute such other documents
       or supplemental agreements or deeds and to
       do all such things and take all such actions
       as he or they may consider necessary or desirable
       for the purpose of giving effect to the Assets
       Purchase Agreement and completing the transactions
       contemplated therein with such changes as any
       such Director(s) may consider necessary, desirable
       or expedient




--------------------------------------------------------------------------------------------------------------------------
 CHINA AGRI-INDUSTRIES HLDGS LTD                                                             Agenda Number:  701906591
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1375F104
    Meeting Type:  EGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  HK0606037437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR THIS RESOLUTION.
       THANK YOU.

1.     Approve the execution of the Joint Venture Agreement      Mgmt          For                            For
       [the "JV Agreement"] dated 16 MAR 2009 and
       entered into between Excel Joy International
       Company Limited ["Excel Joy"] and COFCO Limited
       in relation to the establishment of Tianjin
       COFCO Excel Joy Lingang Storage Company Limited
       [the "New JV Co"], a copy of which as been
       produced to the meeting marked "A" and initiated
       by the Chairman of the meeting for identification
       purpose, adoption of the articles of association
       of the New JV Co ["New JV Articles"] and the
       performance by Excel Joy of the transactions
       contemplated; and authorize any 1 or more of
       the Directors of the Company [the "Directors"]
       to sign or execute such other documents or
       supplemental agreements or deeds on behalf
       of the Company and to do all such things and
       take all such actions as he or they may consider
       necessary or desirable for the purpose of giving
       effect to the JV Agreement and the New JV Articles
       and the transactions contemplated therein with
       such changes as any Director's may consider
       necessary, desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 CHINA AGRI-INDUSTRIES HLDGS LTD                                                             Agenda Number:  701924498
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1375F104
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2009
          Ticker:
            ISIN:  HK0606037437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive, approve and adopt the audited consolidated       Mgmt          For                            For
       financial statements of the Company and its
       subsidiaries and the reports of the Directors
       and the Auditors for the YE 31 DEC 2008

2.     Approve a final dividend of HK 13.6 cents per             Mgmt          For                            For
       share for the YE 31 DEC 2008

3.a.i  Re-elect Mr. Ning Gaoning as an Non-Executive             Mgmt          Against                        Against
       Director and the Chairman of the Board of Directors
       of the Company

3.aii  Re-elect Mr. Lu Jun as an Executive Director              Mgmt          Against                        Against
       of the Company

3aiii  Re-elect Mr. Victor Yang as an Independent Non-Executive  Mgmt          For                            For
       Director of the Company

3.b    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the above Executive Directors' and Non-Executive
       Directors remuneration

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors of the Company to fix their remunerations

5.A    Authorize the Directors, subject to this resolution,      Mgmt          For                            For
       to allot, issue and deal with additional shares
       in the capital of the Company or securities
       convertible into such shares, options, warrants
       or similar rights to subscribe for any shares
       in the Company, and to make and grant offers,
       agreements and options which would or might
       require the exercise of such power, agreements
       and options which would or might require the
       exercise of such power after the end of the
       relevant period, the aggregate nominal amount
       of share capital allotted or agreed conditionally
       or unconditionally to be allotted [whether
       pursuant to an option or otherwise] by the
       Directors pursuant to the approval in this
       resolution otherwise than pursuant to the shares
       of the Company issued as a result of a Rights
       Issue [as specified in this resolution] or
       pursuant to the exercise of options under any
       existing share option scheme of the Company
       or similar arrangement or any scrip dividend
       or similar arrangement providing for the allotment
       of shares of the Company in lieu of the whole
       or part of the dividend on the shares of the
       Company in accordance with the Company's Articles
       of Association, shall not exceed 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       of this resolution and the said approval shall
       be limited accordingly; [Authority expire the
       earlier of the conclusion of the next AGM of
       the Company or the end of the period within
       which the next AGM of the Company is required
       by the Articles of Association of the Company
       or any applicable Law of Hong Kong to be held]

5.B    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase its own shares
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other Stock
       Exchange on which the securities of the Company
       may be listed and recognized by the securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and requirements of
       the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange on which the securities of the Company
       may be listed as amended from time to time,
       generally and unconditionally, the aggregate
       nominal amount of shares of the Company to
       be repurchased by the Company pursuant to this
       resolution during the relevant period shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing of this resolution
       and the said approval shall be limited accordingly

5.C    Approve, conditional upon Resolutions 5A and              Mgmt          For                            For
       5B of the notice of AGM of which this resolution
       forms part being passed, the aggregate nominal
       amount of shares in the capital of the Company
       which is repurchased by the Company under the
       authority granted to the Directors as mentioned
       in such Resolution 5B shall be added to the
       aggregate nominal amount of share capital that
       may be allotted or agreed conditionally or
       unconditionally to be allotted by the Directors
       the Company pursuant to such Resolution 5A,
       provided that the amount of share capital repurchased
       by the Company shall not exceed 10% of the
       total nominal amount of the share capital of
       the Company in issue on the date of this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA AGRI-INDUSTRIES HOLDINGS LTD                                                          Agenda Number:  701708058
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1375F104
    Meeting Type:  EGM
    Meeting Date:  30-Sep-2008
          Ticker:
            ISIN:  HK0606037437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to revise the maximum aggregate transaction       Mgmt          For                            For
       value of the purchases from COFCO Group [as
       specified in the Circular] pursuant to the
       Mutual Supply Agreement [as specified in the
       Circular] for the YE 31 DEC 2008 to RMB 34,119.29
       million and that the maximum aggregate transaction
       value of the sales to COFCO Group pursuant
       to the Mutual Supply Agreement [as specified
       in the Circular] for the YE 31 DEC 2008 to
       RMB 2,236.3 Million

2.     Approve to revise the maximum aggregate transaction       Mgmt          For                            For
       value of the purchases from Wilmar Group pursuant
       to the Oil-related Mutual Supply Agreement
       [as specified in the Circular] for the YE 31
       DEC 2008 to RMB 3,640.0 Million and that the
       maximum aggregate transaction value of the
       sales to the Wilmar Group pursuant to the Oil-related
       Mutual Supply Agreement [as specified in the
       Circular] for the YE 31 DEC 2008 to RMB 5,668.0
       million

3.     Approve to revise the maximum aggregate transaction       Mgmt          For                            For
       value of the sales to COFCO Foods pursuant
       to the Oil-related Mutual Supply Agreement
       [as specified in the Circular] for the YE 31
       DEC 2008 to RMB 7,000 million

4.     Approve and ratify the ADM Mutual Supply Agreement        Mgmt          For                            For
       dated 20 AUG 2008 relating to the mutual supply
       of raw materials and products and ancillary
       equipment and services between ADM and the
       Group and that the maximum aggregate annual
       transaction value in respect of the products
       and services to be supplied by ADM to the Group
       pursuant to the ADM Mutual Supply Agreement
       for the YE 31 DEC 2008 be fixed at RMB 9,690
       million; and that the maximum aggregate annual
       transaction value in respect of the products
       and services to be supplied by the Group to
       ADM pursuant to the ADM Mutual Supply Agreement
       for the YE 31 DEC 2008 be fixed at RMB 1,112
       million




--------------------------------------------------------------------------------------------------------------------------
 CHINA DONGXIANG (GROUP) CO LTD                                                              Agenda Number:  701886814
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2112Y109
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  KYG2112Y1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       [Directors] and the Auditors of the Company
       for the YE 31 DEC 2008

2.A    Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For
       to the shareholders of the Company which shall
       be paid out of the share premium account of
       the Company, if necessary, subject to provisions
       of the Companies Law [2007 revision] of the
       Cayman Islands

2.B    Declare a final special dividend for the YE               Mgmt          For                            For
       31 DEC 2008 to the shareholders of the Company
       which shall be paid out of the share premium
       account of the Company, if necessary, subject
       to provisions of the Companies Law [2007 revision]
       of the Cayman Islands

3.A    Re-elect Mr. Mak Kin Kwong as a Director and              Mgmt          For                            For
       authorize the Board of Directors of the Company
       to fix his remuneration

3.B    Re-elect Dr. Xiang Bing as a Director and authorize       Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

4.     Re-appoint Messrs. PricewaterhouseCoopers, Certified      Mgmt          For                            For
       Public Accountants, as the Auditors of the
       Company until the conclusion of the next AGM
       and authorize the Board to fix their remuneration

5.     Authorize the Directors, subject to this Resolution,      Mgmt          For                            For
       a general mandate granted to the Directors
       during the relevant period to allot, issue
       and deal with additional shares of HKD 0.01
       in the share capital of the Company [Shares]
       and to make or grant offers, agreements and
       options or warrants which would or might require
       the exercise of such powers during and after
       the end of relevant period, not exceeding 20%
       of the aggregate nominal amount of the share
       capital of the Company, otherwise than pursuant
       to: i) a rights issue; or ii) any option scheme
       or similar arrangement for the time being adopted
       by the Company for the purpose of granting
       or issuing Shares or rights to the acquire
       Shares of the Company to the Directors, officers
       and/or employees of the Company and/or any
       of its subsidiaries; or iii) any scrip dividend
       or similar arrangement pursuant to the Articles
       of Association of the Company for time to time;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company required by the Company's Articles
       of Association or any applicable Law to be
       held]

6.     Authorize the Directors, a general mandate given          Mgmt          For                            For
       during the relevant period to purchase or otherwise
       acquire shares of the Company in accordance
       with all applicable laws and requirements of
       the Rules Governing the Listing of securities
       on The Stock Exchange of Hong Kong Limited,
       or not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company required by the Company's Articles
       of Association or any applicable Law to be
       held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, the aggregate nominal amount of the
       Shares which are purchased or otherwise acquired
       by the Company pursuant to Resolution 6 shall
       be added to the aggregate nominal amount of
       the Shares which may be issued pursuant to
       Resolution 5, provided that such aggregated
       amount shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of this resolution

8.     Authorize the Board to pay out of the share               Mgmt          For                            For
       premium account of the Company such interim
       dividends to shareholders as may be declared
       from time to time during the period from the
       passing of the resolution until 31 DEC 2009
       up to a maximum amount of HKD 500,000,000,
       subject to provisions of the Companies Law
       [2007 revision] of the Cayman Islands




--------------------------------------------------------------------------------------------------------------------------
 CHINA EVERBRIGHT LTD                                                                        Agenda Number:  701887715
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1421G106
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  HK0165000859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE

1.     Receive and consider the Audited Financial Statements,    Mgmt          For                            For
       Directors' Report and Independent Auditor's
       Report for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Wang Weimin as a Director                    Mgmt          Against                        Against

3.B    Re-elect Mr. Seto Gin Chung, John as a Director           Mgmt          For                            For

3.C    Re-elect Dr. Lin Zhijun as a Director                     Mgmt          For                            For

3.D    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of Directors

4.     Re-appoint Auditors and authorize the Board               Mgmt          For                            For
       to fix the remuneration of Auditors

5.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       57B, to allot, issue and deal with additional
       shares of HKD 1.00 in the share capital of
       the Company or securities convertible into
       shares or options, warrants or similar rights
       to subscribe for shares and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company, otherwise than pursuant to
       i) a rights issue; or ii) the exercise of subscription
       or conversion rights attached to any warrants
       or securities; or iii) the exercise of options
       or similar arrangement; or iv) any scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by law]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 1.00 of the Company during the
       relevant period, on the Stock Exchange of Hong
       Kong Limited or any other stock exchange on
       which the shares of the Company have been or
       may be listed and recognized by the Securities
       and Futures Commission under the Hong Kong
       Code on share repurchases for such purposes,
       subject to and in accordance with all applicable
       laws and regulations, at such price as the
       Directors may at their discretion determine
       in accordance with all applicable laws and
       regulations, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is to be held by
       law]

7.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of Ordinary Resolutions 5.1
       and 5.2 set out in the notice convening this
       meeting, the general mandate granted to allot,
       issue and deal with additional shares in the
       Company pursuant to Ordinary Resolution 5.O.1
       set out in the notice convening this meeting
       be and is hereby extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of shares in the Company repurchased
       by the Company under the authority granted
       pursuant to Ordinary Resolution 5.O.2 set out
       in the notice convening this meeting, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       the said Ordinary Resolutions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE.IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA FISHERY GROUP LTD                                                                     Agenda Number:  701888096
--------------------------------------------------------------------------------------------------------------------------
        Security:  G21100121
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  KYG211001212
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and the            Mgmt          Abstain                        Against
       audited accounts of the Company for the YE
       31 DEC 2008 together with the Auditors report
       thereon

       Declare a first and final dividend of 6.03 Singapore      Non-Voting    No vote
       cents per ordinary share[tax not applicable]
       for the YE 31 DEC 2008 will be replaced with
       the proposed bonus issue, the proposed bonus
       issue is still pending approval from the relevant
       authority [2007: 2.19 Singapore cents per ordinary
       share[tax not applicable]]

2.     Re-elect Mr. Ng Joo Kwee as a Director, who               Mgmt          Against                        Against
       retires by rotation pursuant to Article 107
       of the Company's Article of Association

3.     Re-elect Mr. Tse Man Bun as a Director, who               Mgmt          For                            For
       retires by rotation pursuant to Article 107
       of the Company's Article of Association

4.     Re-elect Mr. Tan Ngiap Joo as a Director, who             Mgmt          For                            For
       retires by rotation pursuant to Article 111
       of the Company's Article of Association

5.     Approve the payment of the Directors fees of              Mgmt          For                            For
       HKD 720.000 [equivalent to USD 92,308 or SGD
       131,200] for the YE 31 DEC 2009, payable monthly
       in arrears [2008: HKD 720,000 [equivalent to
       USD 92,308 or SGD 131,262]

6.     Re-appoint Deloitte and Touche as the Company's           Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

       Transact any other business                               Non-Voting    No vote

7.     Authorize the Directors of the Company, to allot          Mgmt          For                            For
       and issue shares up to 50% of issued shares,
       pursuant to rule 806 of the Listing manual
       of the Singapore Exchange securities Trading
       Limited, to issue shares whether by any of
       rights bonus or otherwise and/or make grant
       offers or agreements or options that might
       or would require shares to be issued including
       but not limited to the creation and issue of[
       as well as adjustments to] documents or other
       instruments convertible into shares at any
       time and upon such terms and conditions and
       to such persons at the Directors may in their
       absolute discretion deem be and issue shares
       in pursuance as of any instrument made or granted
       by the Directors while this resolution in form
       provided that: the aggregate number of shares[including
       shares to be issued in pursuance of instruments
       made or granted], does not exceed 50% of the
       total number of issued shares in the capital
       of the Company, at the time of passing this
       resolution, of which the aggregate number of
       shares to be issued in pursuance of instruments
       made or granted, shall not exceed 20% of the
       total number of issued shares in the Company;
       for the purpose of determining the aggregate
       number of shares that may be issued, the total
       no of issued shares shall be based on the total
       number of issued shares of the Company as at
       the date of the passing this resolution, after
       adjusting for; new shares arising from the
       conversions of securities of exercise of convertible
       securities and new shares arising from exercising
       share options of vesting of share awards, which
       are outstanding or substituting at the time
       that the resolution is passed; ii) any subsequent
       bonus issue, consolidation or subdivision of
       shares; [Authority expires the earlier of the
       conclusion of the next AGM or the expiration
       of the period within which the next AGM is
       to be held By Law]

8.     Authorize the Directors of the Company, to allot          Mgmt          For                            For
       and issue from time to time such number of
       fully-paid shares in the Company as may be
       required to be issued pursuant to the vesting
       of the award under the CFGL Share Award Scheme[the
       Scheme], provided that the aggregate number
       of new shares to be issued pursuant to a) the
       scheme, shall not exceed 10% of the total number
       of issued shares in the capital of the Company
       as at the date of approval of the scheme by
       the shareholders; and b) the scheme; and any
       other share scheme which the Company may have
       in place, shall not exceed 15% of the total
       number of issued shares in the capital of the
       Company from time to time




--------------------------------------------------------------------------------------------------------------------------
 CHINA FISHERY GROUP LTD                                                                     Agenda Number:  701901553
--------------------------------------------------------------------------------------------------------------------------
        Security:  G21100121
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  KYG211001212
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company and its subsidiaries or             Mgmt          For                            For
       any of them, for the purposes of Chapter 9
       of the Listing Manual of the Singapore Exchange
       Securities Trading Limited, to enter into,
       amend and/or renew any of the transactions
       falling within the types of interested person
       transactions as specified; [Authority expires
       at the conclusion of the next AGM of the Company];
       and authorize the Directors of the Company
       and/or any of them to complete and do all such
       acts and things [including executing all such
       documents as may be required] as they and/or
       he may consider expedient or necessary or in
       the interests of the Company to give effect
       to the IPT Mandate and/or this Resolution 1

2.     Authorize the Director of the Company, for the            Mgmt          For                            For
       purpose of the Listing Manual of the Singapore
       Exchange Securities Trading Limited [the SGX-ST]
       and subject to the Companies Law Chapter 22
       [Law 3 of 1961, as consolidated and revised]
       of Cayman Islands, to exercise of all the powers
       of the Company to purchase or acquire issued
       ordinary shares fully paid in the capital of
       the Company [Shares] not exceeding in aggregate
       the prescribed limit [number of shares issued
       representing 10% of the issued ordinary shares
       capital of the Company as at the date of the
       passing of this Resolution 2 unless the Company
       has effected a reduction of its share capital
       in accordance with the applicable the issued
       ordinary share capital of the Company shall
       be taken to be the amount of the issued ordinary
       share capital of the Company as altered; at
       such price or prices may be determined by the
       Directors fro time to time up to the "Maximum
       Price" in relation to a Share to be purchased,
       means the purchase price [excluding related
       brokerage, commission, applicable goods and
       services tax, stamp duties, clearance fees
       and other related expenses] [not exceeding
       i) in the case of a market purchase, 105% of
       the average closing price of the shares; and
       ii) in the case of an off-market purchase,
       120% of the average closing price for the shares,
       and whether byway of: (i) on-market purchases
       on the SGX-ST, transacted through the Central
       Limit Order Book trading system of the SGX-ST
       [Market Purchase]; and/or (ii) off-market purchases
       [if effected otherwise than on the SGX-ST]
       in accordance with any equal access scheme(s)
       as may be determined or formulated by the Director
       as they Consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Cayman Companies Law and the Listing Manual
       [Off-Market Purchase], [the Share Buy Back
       Mandate]; [Authority expires the earlier of
       the date on which the next AGM of  the Company
       is held or the date by which the next AGM is
       required by law to be held]; authorize the
       Directors of the Company and/or any of them
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as they and/or he may consider
       expedient or necessary or in the interests
       of the Company to give effect of the transaction
       contemplated and/or authorized by this Resolution
       2

3.     Approve the bonus issue [the "Bonus issue"]               Mgmt          For                            For
       of 78,208,000 new ordinary shares of USD 0.05
       each in the capital of the Company [the Bonus
       Shares] and authorize the Directors to allot
       and issue, such Bonus Shares on the basis of
       01 Bonus Share, credited as fully paid for
       every 10 existing issued ordinary share of
       USD 0.05 each in the capital of the Company
       [the "Shares"] held by persons who as at the
       date and time to be determined by the Directors
       ["Books Closure Date"] are registered holders
       of existing fully paid Shares, with fractional
       entitlements to be disregarded and disposed
       of in such manner as the Directors in their
       absolute discretion deem fit for the benefit
       of the Company; for the purpose of effecting
       Bonus Issue, a sum of USD 3,910,400 being part
       of the amount standing to the credit of the
       retained earnings of the Company as at 31 DEC
       2008, be capitalized and applied in paying
       up in full the Bonus Shares at par; and to
       do all such acts and things as may be required
       or desirable to give effect to this resolution
       [including without limit to the foregoing,
       allotting and issuing the Bonus Shares], and
       directing the Central depository [Pte] Limited
       ['CDP'] to credit the securities account of
       persons holding existing issued Shares through
       CDP with the Bonus Shares in the proportion
       of 01 Bonus Share for every 10 existing issued
       Shares standing to the credit of their securities
       accounts as at the Books Closure Date




--------------------------------------------------------------------------------------------------------------------------
 CHINA FOODS LTD                                                                             Agenda Number:  701785757
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2154F109
    Meeting Type:  SGM
    Meeting Date:  29-Dec-2008
          Ticker:
            ISIN:  BMG2154F1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve: and ratify, the China Agri Purchase              Mgmt          For                            For
       Agreement [as specified], entered into between
       the Company and China Agri-Industries Holdings
       Limited dated 21 NOV 2008 [as specified], relating
       to the supply of bulk edible oil and other
       raw materials and products and provision of
       logistics and other related services by China
       Agri-Industries Holdings Limited and its associates
       to the Company and its subsidiaries [the Group]
       [as specified] and all transactions contemplated
       thereunder, and the maximum aggregate transaction
       values under the China Agri Purchase Agreement
       for the years ending 31 DEC 2009, 2010 and
       2011 of RMB 12,786 million, RBM 16,590 million
       and RMB 21,160 million, respectively

2.     Approve: and ratify, the CPMC Purchase Agreement          Mgmt          For                            For
       [as specified], entered into between the Company
       and CPMC Holdings Limited dated 28 NOV 2008
       [as specified], relating to the supply of packaging
       materials and related parts by CPMC Holdings
       Limited and its associates to the Group and
       all transactions contemplated thereunder, and
       the maximum aggregate transaction values under
       the CPMC Purchase Agreement for the years ending
       31 DEC 2009, 2010 and 2011 of RMB 21.9 million,
       RMB 26.6 million and RMB 31.1 million, respectively

3.     Approve: and ratify, the Sugar Purchase Agreement         Mgmt          For                            For
       [as specified], entered into between the Company
       and COFCO Limited dated 28 NOV 2008 [as specified],
       relating to the supply of sugar by COFCO Limited
       and its associates to the Group and all transactions
       contemplated thereunder, and the maximum aggregate
       transaction values under the Sugar Purchase
       Agreement for the years ending 31 DEC 2009,
       2010 and 2011 of RMB 161 million, RMB 194 million
       and RMB 233 million, respectively

4.     Approve: and ratify, the Beverage Base Purchase           Mgmt          For                            For
       Agreement [as specified], entered into between
       the Company and Tianjin Jin Mei Beverage Company
       Limited dated 28 NOV 2008 [as specified], relating
       to the supply of beverage bases for certain
       beverages of The Coca-Cola Company by Tianjin
       Jin Mei Beverage Company Limited to bottlers
       of the Group [as specified] and all transactions
       contemplated thereunder, and the maximum aggregate
       transaction values under the Beverage Base
       Purchase Agreement for the years ending 31
       DEC 2009, 2010 and 2011 of RMB 127 million,
       RMB 153 million and RMB 183 million, respectively

5.     Approve: and ratify, the Concentrate Purchase             Mgmt          For                            For
       Agreement [as specified], entered into between
       the Company and Coca-Cola Beverages [Shanghai]
       Company Limited dated 28 NOV 2008 [as specified],
       relating to the supply of concentrates for
       certain beverages of The Coca-Cola Company
       by Coca-Cola Beverages [Shanghai] Company Limited
       to bottlers of the Group and all transactions
       contemplated thereunder, and the maximum aggregate
       transaction values under the Concentrate Purchase
       Agreement for the years ending 31 DEC 2009,
       2010 and 2011 of RMB 1,500 million, RMB 1,800
       million and RMB 2,150 million, respectively

6.     Approve: and ratify, the Still Beverages Purchase         Mgmt          For                            For
       Agreement [as specified], entered into between
       the Company and Coca-Cola Bottlers Manufacturing
       [Dongguan] Co., Ltd. dated 28 NOV 2008 [as
       specified] relating to the supply of certain
       still beverages by Coca-Cola Bottlers Manufacturing
       [Dongguan] Co., Ltd. and its associates to
       bottlers of the Group [as specified] and all
       transactions contemplated thereunder, and the
       maximum aggregate transaction values under
       the Still Beverages Purchase Agreement for
       the years ending 31 DEC 2009, 2010 and 2011
       of RMB 1,900 million, RMB 2,900 million and
       RMB 4,300 million, respectively

7.     Approve: and ratify, the Zijiang Packaging Materials      Mgmt          For                            For
       Purchase Agreement [as specified] entered into
       between Tianjin Coca-Cola Beverages Co., Ltd.
       and Tianjin Shifa Zijiang Packaging Co., Ltd.
       dated 25 NOV 2008 [as specified] relating to
       the supply of Polyethylene Terephthalate Plastic
       pre-forms and bottles, and the provision of
       conversion services by Tianjin Shifa Zijiang
       Packaging Co., Ltd. to Tianjin Coca-Cola Beverages
       Co., Ltd. [as specified] and all transactions
       contemplated thereunder, and the maximum aggregate
       transaction values under the Zijiang Packaging
       Materials Purchase Agreement for the years
       ending 31 December 2009 and 2010 and the 10
       months ending 31 OCT 2011 of RMB 170 million,
       RMB 204 million and RMB 209 million, respectively

8.     Authorize the Directors to do all such things             Mgmt          For                            For
       and execute all such documents as they in their
       absolute discretion deem fit or appropriate
       to give effect to the China Agri Purchase Agreement,
       the CPMC Purchase Agreement, the Sugar Purchase
       Agreement, the Beverage Base Purchase Agreement,
       the Concentrate Purchase Agreement, the Still
       Beverages Purchase Agreement and the Zijiang
       Packaging Materials Purchase Agreement, and
       the implementation of all the transactions
       contemplated thereunder

9.     Re-elect Mr. Li Hung Kwan, Alfred as an Independent       Mgmt          For                            For
       Non-Executive Director and authorize the Board
       of Directors to fix his remuneration




--------------------------------------------------------------------------------------------------------------------------
 CHINA FOODS LTD                                                                             Agenda Number:  701922305
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2154F109
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2009
          Ticker:
            ISIN:  BMG2154F1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Adopt the audited financial statements and the            Mgmt          For                            For
       reports of the Directors and the Auditors of
       the Company for the YE 31 DEC 2008

2.     Declare a final dividend of HKD 3.84 cents per            Mgmt          For                            For
       share for the YE 31 DEC 2008

3.     Re-elect Mr. Mak Chi Wing, William as an Executive        Mgmt          Against                        Against
       Director

4.     Re-elect Mr. Yuen Tin Fan, Francis as an Independent      Mgmt          For                            For
       Non-executive Director

5.     Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For
       for the ensuing year

6.     Re-appoint Ernst & Young as the Auditors for              Mgmt          For                            For
       the ensuing year and authorize the Board to
       fix their remuneration

7.     Authorize the Directors of the Company, to allot          Mgmt          For                            For
       and issue additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options during and after the
       relevant period, otherwise than pursuant to:
       i) a rights issue; or ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares
       of the Company; or iii) the exercise of rights
       of subscription under any share option scheme
       or similar arrangement of the Company; or iv)
       any scrip dividend or similar arrangement providing
       for allotment of shares in lieu of the whole
       or part of a dividend on shares in accord with
       the Bye-Laws of the Company; or v) any adjustment,
       after the date of grant or issue of any options,
       warrants or other securities referred to above,
       in the price at which shares shall be subscribed,
       and/or in the number of shares which shall
       be subscribed, on exercise of relevant rights
       under such options, rights to subscribe, warrants
       or other securities, such adjustment being
       made in accordance with, or as contemplated
       by the terms of such options, warrants or other
       securities; vi) shall not exceed 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue on the date of this
       resolution and subject to the passing of Resolution
       9 below, all those number of shares which may
       from time to time be purchased by the Company
       pursuant to the general mandate granted under
       Resolution 8 below; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

8.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, subject to the conditions
       as specified, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company in issue on the date of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       law to be held]

9.     Authorize the Directors to add all those number           Mgmt          For                            For
       of shares in the capital of the Company which
       may from time to time be purchased by the Company
       pursuant to the approval granted under Resolution
       8 above [the Repurchased Shares] to the general
       mandate granted under Resolution 7 above, so
       that the aggregate nominal amount of share
       capital that may be allotted by the Directors
       pursuant to the said mandate granted under
       Resolution 7 above shall be the aggregate of
       i) 20% of the aggregate nominal amount of the
       share capital of the Company in issue on the
       date of this resolution and ii) all the Repurchased
       Shares




--------------------------------------------------------------------------------------------------------------------------
 CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP CO LTD                                        Agenda Number:  701962575
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2112D105
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  KYG2112D1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements together with the Directors'
       report and the Independent Auditor's report
       of the Company for the YE 31 DEC 2008

2.     Declare a final dividend in respect of the year           Mgmt          For                            For
       31 DEC 2008

3.a    Re-elect Mr. Li Shengqiang as an Executive Director       Mgmt          For                            For

3.b    Re-elect Mr. Liu Jianguo as an Executive Director         Mgmt          For                            For

3.c    Re-elect Mr. Liao Enrong as an Executive Director         Mgmt          For                            For

3.d    Re-elect Mr. Jiang Xihe as an Independnet Non-Executive   Mgmt          For                            For
       Director

3.e    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration of the Directors

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and authorize the Board of Directors
       of the Company to fix their remuneration

5.     Authorize the Directors, pursuant to the Rules            Mgmt          For                            For
       Governing the Listing of Securities on the
       Stock Exchange of Hong Kong Limited [the 'Listing
       Rules'], to allot, issue and deal with any
       unissued shares in the capital of the Company
       and to make or grant offers, agreements and
       options [including but not limited to warrants,
       bonds and debentures convertible into shares
       of the Company] which might require the exercise
       of such powers during and after the end of
       the relevant period, not exceeding 20% of the
       total nominal value of the share capital of
       the Company in issue as at the date of passing
       of this resolution and the said approval shall
       be limited accordingly, otherwise than pursuant
       to i) a rights issue [as specified]; or (ii)
       an issue of shares upon the exercise of options
       which may be granted under any Share Option
       Scheme or under any option scheme or similar
       arrangement for the time being adopted for
       the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       or any other person of shares or rights to
       acquire shares of the Company; or (iii) any
       scrip dividend schemes or similar arrangements
       providing for the allotment and issue of shares
       in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company;
       or (iv) a specific authority granted by the
       shareholders of the Company in general meeting;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws of the Cayman Islands to be held]

6.     Authorize the Directors, to repurchase shares             Mgmt          For                            For
       of the Company on The Stock Exchange of Hong
       Kong Limited [the 'Stock Exchange'] or on any
       other stock exchange on which the shares of
       the Company may be listed and which is recognized
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange for this purpose,
       subject to and in accordance with all applicable
       laws and/or the requirements of the Listing
       Rules or any other Stock Exchange as amended
       from time to time, not exceeding 10% of the
       total nominal value of the share capital of
       the Company in issue as at the date of passing
       of this resolution, and the authority granted
       pursuant to this resolution said shall be limited
       accordingly; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws of the Cayman Islands
       to be held]

7.     Approve to extend, conditional upon the Ordinary          Mgmt          For                            For
       Resolutions as specified in Resolutions 5 and
       6 of this meeting being passed, the general
       mandate granted to the Directors to allot,
       issue and deal in any unissued shares pursuant
       to the Resolution 5 as specified in this meeting
       by the addition to the aggregate nominal value
       of the share capital of the Company which may
       be allotted or agreed conditionally or unconditionally
       to be allotted by the Directors pursuant to
       such general mandate of an amount representing
       the aggregate nominal value of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to the Ordinary
       Resolution 6 as specified in this meeting,
       provided that such extended amount shall not
       exceed 10% of the total nominal value of the
       share capital of the Company in issue at the
       date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA INS INTL HLDGS CO LTD                                                                 Agenda Number:  701770302
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1456Z128
    Meeting Type:  EGM
    Meeting Date:  09-Dec-2008
          Ticker:
            ISIN:  HK0966037878
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

1.     Approve and ratify the Joint Bidding Agreement            Mgmt          For                            For
       and the Supplemental Agreement [as specified],
       and the transactions contemplated there under
       and the implementation thereof; and authorize
       the Directors of the Company to sign, execute,
       perfect and deliver all such documents and
       do all such deeds, acts, matters, and things
       as they may in their absolute discretion consider
       necessary or desirable for the purpose of or
       in connection with the implementation of the
       Joint Bidding Agreement and the Supplemental
       Agreement, and all other transactions and other
       matters contemplated under or ancillary to
       the Joint Bidding Agreement and the Supplemental
       Agreement, to waive compliance from and/or
       agree to any amendment or supplement to any
       of the provisions of the Joint Bidding Agreement
       and the Supplemental Agreement, which in their
       opinion is not of a material nature and to
       effect or implement any other matters referred
       to in this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA INS INTL HLDGS CO LTD                                                                 Agenda Number:  701880103
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1456Z128
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  HK0966037878
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2008

2.A    Re-elect Mr. Xie Yiqun as a Director                      Mgmt          Against                        Against

2.B    Re-elect Mr. He Zhiguang as a Director                    Mgmt          Against                        Against

2.C    Re-elect Mr. Ng Yu Lam Kenneth as a Director              Mgmt          Against                        Against

2.D    Re-elect Mr. Li Tao as a Director                         Mgmt          Against                        Against

2.E    Re-elect Dr. Wu Jiesi as a Director                       Mgmt          For                            For

2.F    Re-elect Mr. Lau Wai Kit as a Director                    Mgmt          Against                        Against

2.G    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

3.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and to authorize the Board of Directors to
       fix their remuneration

4.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue or otherwise deal with any unissued shares
       in the capital of the Company and to make or
       grant offers, agreements, options and other
       rights or issue warrants which may require
       the exercise of such powers be and is hereby
       generally and unconditionally approved; authorize
       the Directors of the Company during the relevant
       period to make or grant offers, agreements
       and/or options which may require the exercise
       of the powers of the Company referred to in
       that paragraph at any time during or after
       the end of the relevant period; approve the
       aggregate nominal amount of unissued shares
       in the capital of the Company which may be
       allotted, issued or otherwise dealt with by
       the Directors of the Company during the relevant
       period, otherwise than pursuant to a Rights
       Issue [as specified] or an issue of shares
       pursuant to the exercise of subscription rights
       attaching to any warrants issued by the Company
       or of any options which may be granted under
       any share option scheme or any other option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to the
       grantees as specified in such scheme or similar
       arrangement of shares or rights to acquire
       shares or any scrip dividend schemes or similar
       arrangements providing for the allotment and
       issue of shares in lieu of the whole or part
       of a dividend on shares in accordance with
       the Articles of association of the Company
       or a specific authority granted by the shareholders
       of the Company in general meeting, shall not
       exceed the aggregate of 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       this Resolution; [Authority expires whichever
       is earlier at the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or by Law to be held]

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares on The Stock Exchange of Hong Kong;
       approve the aggregate nominal amount of shares
       which may be repurchased shall not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue as at the date
       of passing this resolution, and the said approval
       shall be limited accordingly; [Authority expires
       earlier at the conclusion of the next AGM of
       the meeting or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or by Law to be held]

6.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       No. 4 and No. 5 set out above, the general
       mandate to the Directors of the Company to
       exercise the powers of the Company to allot,
       issue and otherwise deal with shares in the
       capital of the Company and to make, issue or
       grant offers, agreements, options and/or warrants
       which might require the exercise of such powers
       in accordance with Resolution No. 4 above be
       and is hereby extended by the addition to the
       total nominal amount of share capital which
       may be allotted or agreed conditionally or
       unconditionally to be allotted by the Directors
       of the Company pursuant to such general mandate
       an amount representing the total nominal amount
       of shares in the capital of the Company purchased
       by the Company pursuant to the exercise by
       the Directors of the Company in accordance
       with Resolution No. 5 above of the powers of
       the Company to purchase such shares, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA INSURANCE INTERNATIONAL HOLDINGS CO LTD                                               Agenda Number:  701654483
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1456Z128
    Meeting Type:  EGM
    Meeting Date:  15-Jul-2008
          Ticker:
            ISIN:  HK0966037878
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Capital Contribution               Mgmt          For                            For
       Agreement dated 20 JUN 2008 entered into between
       China Insurance [Holdings] Company, Limited,
       the Company, Industrial and Commercial Bank
       of China [Asia] Limited and The Tai Ping Insurance
       Company, Limited, [The Agreement] and the transactions
       contemplated thereunder and the implementation
       thereof; and authorize the Directors of the
       Company, for and on behalf of the Company,
       to do all such acts and things, to sign and
       execute all such documents, instruments and
       agreements and to take all such steps as they
       may consider necessary, appropriate, desirable
       or expedient to give effect to or in connection
       with the Agreement and all other matters incidental
       thereto

2.     Approve and ratify the Option Deed dated 20               Mgmt          For                            For
       JUN 2008 entered into between China Insurance
       [Holdings] Company, Limited, the Company and
       Industrial and Commercial Bank of China [Asia]
       Limited, [the Option Deed] and the transactions
       contemplated thereunder and the implementation
       thereof; and authorize the Directors of the
       Company for and on behalf of the Company to
       do all such acts and things, to sign and execute
       all such documents, instruments and agreements
       and to take all such steps as they may consider
       necessary, appropriate, desirable or expedient
       to give effect to or in connection with the
       Option Deed and all other matters incidental
       thereto




--------------------------------------------------------------------------------------------------------------------------
 CHINA MENGNIU DAIRY CO LTD                                                                  Agenda Number:  701933827
--------------------------------------------------------------------------------------------------------------------------
        Security:  G21096105
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  KYG210961051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR'' OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.a    Re-elect Mr. Yang Wenjun as a Director and authorize      Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

2.b    Re-elect Mr. Yao Tongshan as a Director and               Mgmt          For                            For
       authorize the Board of Directors of the Company
       to fix his remuneration

2.c    Re-elect Mr. Bai Ying as a Director and authorize         Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

2.d    Re-elect Mr. Julian Juul Wolhardt as a Director           Mgmt          For                            For
       and authorize the Board of Directors of the
       Company to fix his remuneration

2.e    Re-elect Mr. Zhang Julin as a Director and authorize      Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

2.f    Re-elect Mr. Liu Fuchun as a Director and authorize       Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

2.g    Re-elect Mr. Zhang Xiaoya as a Director and               Mgmt          For                            For
       authorize the Board of Directors of the Company
       to fix his remuneration

3.     Re-appoint Ernst and Young as the Auditors of             Mgmt          For                            For
       the Company and authorize the Board of Directors
       of the Company to fix their remuneration

4.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period to repurchase shares of
       HKD 0.10 each in the capital of the Company
       [Shares] on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or on any other
       stock exchange on which the securities of the
       Company may be listed and recognized by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange for this purpose, subject
       to and in accordance with applicable laws and
       the requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time; shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution 4 as specified; and [Authority expires
       at the earlier of the conclusion of the next
       AGM of the Company or the expiration of the
       period within which the next AGM of the Company
       is required by its Articles of Association
       or by any applicable Laws to be held]

5.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares and to make or
       grant offers, agreements, options and warrants
       which might require the exercise of such power,
       during and after the relevant period, shall
       not exceed of 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this Resolution
       5, otherwise than pursuant to, i] a rights
       issue [as specified], ii] any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares or iii]
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares in accordance
       with the Articles of Association of the Company;
       [Authority expires at the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by its Articles of
       Association or by any applicable Law[s] to
       be held]

6.     Approve, subject to the passing of Resolutions            Mgmt          For                            For
       4 and 5, to extend the general mandate referred
       to in Resolution 5, by the addition to the
       aggregate nominal amount of the share capital
       of the Company which may be allotted or agreed
       to be allotted by the Directors of the Company
       pursuant to such general mandate an amount
       representing the aggregate nominal amount of
       shares repurchased by the Company pursuant
       to the general mandate referred to in Resolution
       4 above provided that such amount shall not
       exceed 10% of the existing issued share capital
       of the Company at the date of passing this
       Resolution

7.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Listing Committee of the Stock Exchange of
       Hong Kong Limited granting, for the listing
       of, and permission to deal in, the shares in
       the share capital of the Company to be issued
       pursuant to the exercise of options which may
       be granted under the Share Option Mandate Limit
       [as specified below], the refreshment of the
       limit in respect of the granting of share options
       under the Share Option Scheme of the Company
       adopted on 28 JUN 2005 [the "Share Option Scheme"]
       and all other share option scheme up to 10%
       of the number of shares in issue at the date
       of the passing of this resolution [the "Share
       Option Mandate Limit"]; authorize any Director
       of the Company to do all such acts and execute
       all such documents to effect the Share Option
       Mandate Limit; and authorize the Directors
       of the Company, subject to compliance with
       the Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited,
       to grant options under the Share Option Scheme
       up to the Share Option Mandate Limit and to
       exercise all powers of the Company to allot,
       issue and deal with shares of the Company pursuant
       to the exercise of such options




--------------------------------------------------------------------------------------------------------------------------
 CHINA MERCHANTS CHINA DIRECT INVESTMENTS LTD                                                Agenda Number:  701903785
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1490T104
    Meeting Type:  AGM
    Meeting Date:  18-May-2009
          Ticker:
            ISIN:  HK0133000726
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited consolidated financial statements,    Mgmt          For                            For
       the report of the Directors and the Independent
       Auditor's for the YE 31 DEC 2008

2.I    Re-elect Mr. Li Yinquan as a Director of the              Mgmt          For                            For
       Company

2.II   Re-elect Mr. Tse Yue Kit as a Director of the             Mgmt          For                            For
       Company

2.III  Re-elect Mr. Kut Ying Hay a Director of the               Mgmt          For                            For
       Company

2.IV   Re-elect Mr. Wang Jincheng as a Director of               Mgmt          For                            For
       the Company

2.V    Re-elect Mr. Li Kai Cheong, Samson as a Director          Mgmt          For                            For
       of the Company

2.VI   Authorize the Board of Directors to fix Directors'        Mgmt          For                            For
       remuneration

3.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors and authorize the Directors
       to fix their remuneration

4.A    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution and pursuant to Section
       57B of the Companies ordinance, to allot, issue
       and deal with additional shares in the capital
       of the Company or securities convertible into
       such shares or warrants or similar rights to
       subscribe for any shares in the Company and
       to make or grant offers, agreements and options,
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing of this resolution, otherwise
       than pursuant to i) a rights issue, ii) the
       exercise of rights of subscription under the
       terms of any warrants issued by the Company
       or any securities which are convertible into
       shares of the Company, iii) any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue of shares or rights
       to acquire shares of the Company or iv) any
       scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Articles of
       Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Law to be held]

4.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares on the Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or any other
       stock exchange on which the securities of the
       Company may be listed and recognized by the
       Securities and Futures Commission and the Stock
       Exchange for this purpose, subject to and in
       accordance with all applicable Laws and the
       requirements of the Rules Governing the Listing
       of Securities on the Stock Exchange or of any
       other stock exchange as amended from time to
       time, during the relevant period, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company in issue on the
       date of passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

4.C    Approve, conditional upon Resolutions 4.A and             Mgmt          For                            For
       4.B being passed, to add the aggregate nominal
       amount of the number of shares in the capital
       of the Company which are repurchased by the
       Company under the authority granted to the
       Directors as mentioned in Resolution 4.B shall
       be added to the aggregate nominal amount of
       share capital that may be allotted or agreed
       conditionally or unconditionally to be allotted
       by the Directors of the Company pursuant to
       Resolution 4.A, provided that the amount of
       share capital repurchased by the Company shall
       not exceed 10% of the total nominal amount
       of the share capital of the Company in issue
       on the date of this resolution

S.5    Amend the Article 76 and Article 96A of the               Mgmt          For                            For
       Company's Articles of Association, as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA ORIENTAL GROUP CO LTD                                                                 Agenda Number:  701801210
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108V101
    Meeting Type:  SGM
    Meeting Date:  11-Feb-2009
          Ticker:
            ISIN:  BMG2108V1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve and ratify, the Framework Agreement               Mgmt          For                            For
       and the revised Steel Products Annual Cap,
       both as specified and all transactions contemplated
       thereunder and in connection therewith and
       any other ancillary documents

2.     Approve and ratify, the Longba Master Agreement           Mgmt          For                            For
       and the Longba Annual Cap, both as specified
       and all transactions contemplated thereunder
       and in connection therewith and any other ancillary
       documents

3.     Approve and ratify, the Jinxin Master Agreement           Mgmt          For                            For
       and the Jinxin Annual Cap, both as specified
       and all transactions contemplated thereunder
       and in connection therewith and any other ancillary
       documents

4.     Authorize the Directors of the Company for and            Mgmt          For                            For
       on behalf of the Company to execute all such
       documents and agreements and do all such acts
       or things deemed by him to be incidental, ancillary
       to or in connection with the matters contemplated
       under the Framework Agreement, Longba Master
       Agreement and Jinxin Master Agreement




--------------------------------------------------------------------------------------------------------------------------
 CHINA POWER INTERNATIONAL DEVELOPMENT LTD                                                   Agenda Number:  701916186
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1508G102
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  HK2380027329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the Company and the reports of
       the Directors and the Auditors of the Company
       for the YE 31 DEC 2008

2.A    Re-elect Mr. Li Fang as a Director of the Company         Mgmt          For                            For

2.B    Re-elect Mr. Tsui Yiu Wa, Alec as a Director              Mgmt          For                            For
       of the Company

3.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company and authorize the
       Board of Directors to fix their remuneration

5.A    Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options, including warrants
       to subscribe for shares, which might require
       the exercise of such powers during and after
       the end of the relevant period, the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Company,
       otherwise than pursuant to a rights issue [as
       specified] or any issue of shares of the Company
       on the exercise of the subscription rights
       attaching to any warrants which may be issued
       by the Company from time to time or on the
       exercise of any options granted under the share
       option scheme of the Company or an issue of
       shares in lieu of the whole or part of a dividend
       on shares in accordance with the Articles of
       Association of the Company, shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by any applicable Law or
       the Articles of Association of the Company
       to be held]

5.B    Authorize the Directors, to repurchase its shares         Mgmt          For                            For
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other stock
       exchange on which the shares may be listed
       and which is recognized by the Securities and
       Futures Commission and the Stock Exchange for
       this purpose, subject to and in accordance
       with all applicable Laws and/or the requirements
       of the Stock Exchange or of any other stock
       exchange as amended from time to time during
       the relevant period, the aggregate nominal
       amount of securities authorized to be repurchased
       by the Company, shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next annual general meeting
       of the Company is required by any applicable
       Law or the Articles of Association of the Company
       to be held]

5.C    Approve, conditional on the passing of the Resolutions    Mgmt          For                            For
       5A and 5B, the general mandate granted to the
       Directors of the Company to allot, issue and
       deal with additional shares pursuant to the
       Resolution 5A be extended by the addition to
       the aggregate nominal amount of the share capital
       of the Company which may be allotted or agreed
       conditionally or unconditionally to be allotted
       by the Directors of the Company pursuant to
       such general mandate of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to the Resolution
       5B, provided that such extended amount shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  701652249
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108Y105
    Meeting Type:  EGM
    Meeting Date:  14-Jul-2008
          Ticker:
            ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from HKD 500,000,000 divided
       into 5,000,000,000 ordinary shares of HKD 0.10
       each in the capital of the Company [Shares]
       to HKD 700,000,000 divided into 7,000,000,000
       Shares by the creation of an additional 2,000,000,000
       new shares, such additional new Shares to rank
       pari passu in all respects with the existing
       Shares, and authorize any 1 Director of the
       Company to sign all such documents and to do
       all such acts or things for or incidental to
       such purpose

2.     Approve the Conditional Sale and Purchase Agreement       Mgmt          For                            For
       [the Sale and Purchase Agreement] dated 06
       JUN 2007 entered into between Gain Ahead Group
       Limited [the Vendor], China Resources [Holdings]
       Company Limited [the Guarantor] and the Company
       [the Purchaser] [as specified] in relation
       to, among other matters, the Acquisition [as
       defined in the circular [the Circular] of the
       Company to its shareholders dated 27 JUN 2008]
       [as specified], be hereby approved in all respects
       and all the transactions contemplated thereby
       including but not limited to the allotment
       and issue to the Vendor [or as it may direct]
       of 675,799,850 ordinary shares of HKD 0.10
       each in the capital of the Company at the issue
       price of HKD 13.34 each credited as fully paid
       up and ranking pari passu with the existing
       issued shares of the Company [the Consideration
       Shares] to the Vendor [or as it may direct]
       pursuant to the Sale and Purchase Agreement;
       and authorize the Directors to sign execute,
       perfect and deliver all such documents and
       deeds, and do all such actions which are in
       their opinion necessary, appropriate, desirable
       or expedient for the implementation and completion
       of the Sale and Purchase Agreement, the allotment
       and issue of the Consideration Shares to the
       Vendor [or as it may direct], all other transactions
       contemplated under or incidental to the Sale
       and Purchase Agreement and all other matters
       incidental thereto or in connection therewith
       and to agree to the variation and waiver of
       any of the matters relating thereto that are,
       in the opinion of the Directors, appropriate,
       desirable or expedient in the context of the
       Acquisition and are in the best interests of
       the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  701928890
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108Y105
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the Directors' report and the Independent Auditor's
       report for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Wang Yin as a Director                       Mgmt          Against                        Against

3.2    Re-elect Mr. Yan Biao as a Director                       Mgmt          Against                        Against

3.3    Re-elect Mr. Ding Jiemin as a Director                    Mgmt          Against                        Against

3.4    Re-elect Mr. Ho Hin Ngai as a Director                    Mgmt          For                            For

3.5    Re-elect Mr. Yan Y Andrew as a Director                   Mgmt          Against                        Against

3.6    Re-elect Mr. Wan Kam To, Peter as a Director              Mgmt          For                            For

3.7    Approve to fix the remuneration of the Directors          Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares of
       HKD 0.10 each in the capital of the Company
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other Stock
       Exchange on which the securities of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, generally and unconditionally;
       the aggregate nominal amount of shares of the
       Company which the Directors of the Company
       are authorized to repurchase pursuant to this
       resolution shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of this resolution
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to allot, issue and deal
       with additional shares of HKD 0.10 each in
       the capital of the Company and to make or grant
       offers, agreements and options [including bonds,
       warrants and debentures convertible into shares
       of the Company] which would or might require
       the exercise of such power be and generally
       and unconditionally to make or grant offers,
       agreements and options [including bonds, warrants
       and debentures convertible into shares of the
       Company] which would or might require the exercise
       of such power after the end of the relevant
       period; the aggregate nominal amount of share
       capital allotted or agreed conditionally or
       unconditionally to be allotted [whether pursuant
       to an option or otherwise] and issued by the
       Directors of the Company pursuant to this resolution,
       otherwise than i) a rights issue [as specified];
       ii) an issue of shares under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue of shares or rights
       to acquire shares of the Company; iii) an issue
       of shares upon the exercise of the subscription
       or conversion rights under the terms of any
       warrants or any securities of the Company which
       are convertible into shares of the Company;
       or iv) an issue of shares as scrip dividends
       pursuant to the Articles of Association of
       the Company from time to time, shall not exceed
       20% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this resolution, and the said
       approval shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

7.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of the Resolution 5 and 6 as
       specified in this meeting, to allot, issue
       and deal with additional shares pursuant to
       Resolution 6 as specified in this meeting be
       and is hereby extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of shares in the capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 5 as specified
       in this meeting, provided that such amount
       of shares so repurchased shall not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company as at the date
       of the said resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES POWER HOLDINGS CO LTD                                                       Agenda Number:  701629151
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503A100
    Meeting Type:  EGM
    Meeting Date:  02-Jul-2008
          Ticker:
            ISIN:  HK0836012952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the execution of the sale              Mgmt          For                            For
       and purchase agreement [the CRL Acquisition
       Agreement] dated 20 MAY 2008 between China
       Resources Power Project Service Company Limited
       and China Resources Company Limited in relation
       to the acquisition of 60% equity interest of
       China Resources Power [Jiangsu] Investment
       Company Limited for a consideration of RMB
       1,433,000,000 [a copy of the CRL Acquisition
       Agreement has been produced to the meeting
       and marked A and initialed by the Chairman
       of the meeting for identification], and the
       transactions contemplated thereunder; and authorize
       any one or more of the Directors of the Company
       to sign or execute such other documents or
       supplemental agreements or deeds on behalf
       of the Company and to do all such things and
       take all such actions as he may consider necessary
       or desirable for the purpose of giving effect
       to the CRL Acquisition Agreement and completing
       the transactions contemplated thereunder with
       such changes as any such Director(s) may consider
       necessary, desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LTD                                         Agenda Number:  701921884
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1507D100
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  HK0308001558
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Zheng Heshui as a Director                   Mgmt          Against                        Against

3.B    Re-elect Mr. Jiang Yan as a Director                      Mgmt          Against                        Against

3.C    Re-elect Mr. Mao Jianjun as a Director                    Mgmt          Against                        Against

3.D    Re-elect Mr. Fong Yun Wah as a Director                   Mgmt          Against                        Against

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

4.     Re-appoint Ernst & Young as the Auditors of               Mgmt          Against                        Against
       the Company and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company [Directors],       Mgmt          For                            For
       subject to this Resolution, to repurchase shares
       of the Company during the relevant period,
       of HKD 0.10 each in the capital of the Company
       [shares]; the aggregate nominal amount of the
       shares which may be repurchased on The Stock
       Exchange of Hong Kong Limited [Stock Exchange]
       or any other Stock Exchange recognized by the
       Securities and Futures Commission of the Hong
       Kong [SFC] and the Stock Exchange under the
       Hong Kong Code on share repurchases [Repurchase
       Code] pursuant to the approval, shall not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company and the
       said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company by the Articles of Association
       of the Company or by the Laws of Hong Kong
       to be held]

6.     Authorize the Directors of the Company subject            Mgmt          For                            For
       to this Resolution, to allot, issue and deal
       with additional shares and make or grant offers,
       agreements, options and warrants which might
       require the exercise of such power during and
       after the relevant period, the aggregate nominal
       amount of the issued share capital allotted
       or dealt with [whether pursuant to an option,
       warrant or otherwise] pursuant to the approval
       in this Resolution, otherwise than pursuant
       to i) a rights issue [as specified]; ii) any
       option scheme or any similar arrangement for
       the time being adopted for the grant or issue
       to officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company; iii)
       the exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       the Articles of Association or by the Laws
       of Hong Kong to be held]

7.     Approve, subject to the passing of Ordinary               Mgmt          For                            For
       Resolutions 5 and 6, the general mandate granted
       to the Directors to exercise the powers of
       the Company to allot, issue and deal with additional
       Shares pursuant to the Ordinary Resolution
       number 6 convening this meeting, by the addition
       thereto of an amount representing the aggregate
       nominal amount of Shares repurchased by the
       Company under the authority granted pursuant
       to the Resolution 5, provided that such extended
       amount shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing the
       Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 CHINA YURUN FOOD GROUP LTD                                                                  Agenda Number:  701928383
--------------------------------------------------------------------------------------------------------------------------
        Security:  G21159101
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2009
          Ticker:
            ISIN:  BMG211591018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2008

2.     Approve the payment of final dividend recommended         Mgmt          For                            For
       by the Board of Directors for the YE 31 DEC
       2008

3.     Re-elect Mr. Zhu Yicai as an Executive Director           Mgmt          For                            For

4.     Re-elect Mr. Feng Kuande as an Executive Director         Mgmt          For                            For

5.     Re-elect Mr. Gao Hui as an Independent Non-Executive      Mgmt          For                            For
       Director

6.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

7.     Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Board of Directors to fix their remuneration

8.     Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors], to repurchase issued shares in
       the capital of the Company on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       any other stock exchange on which the shares
       of the Company may be listed and recognized
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange, subject to
       and in accordance with all applicable laws
       and/or the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or other stock exchange during the relevant
       period, the said approval being in addition
       to any other authorization given to the Directors,
       not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing of this resolution;
       [Authority expires the earlier at the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Company's Bye-Laws to be held]

9.     Authorize the Directors, subject to the consent           Mgmt          For                            For
       of the Bermuda Monetary Authority, where applicable,
       to allot, issue and deal with unissued shares
       in the share capital of the Company and to
       make or grant offers, agreements and options
       [including warrants, bonds and debentures convertible
       into shares of the Company] which might require
       the exercise of such powers during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       of this resolution, otherwise than pursuant
       to: i) a rights issue; or ii) the exercise
       of rights of subscription or conversion under
       the terms of any warrants or other securities
       which may be issued by the Company carrying
       a right to subscribe for or purchase shares
       of the Company; or iii) the exercise of any
       option granted under any share option scheme
       adopted by the Company; or iv) an issue of
       shares in lieu of the whole or part of a dividend
       on shares pursuant to any scrip dividend or
       other similar scheme implemented in accordance
       with the Bye-laws of the Company; [Authority
       expires the earlier at the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by any applicable laws
       or the Company's Bye-Laws to be held]

10.    Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolutions 8 and 9, to extend the general
       mandate granted to the Directors of the Company
       pursuant to Resolution 9 by the total nominal
       amount of shares in the capital of the Company
       which are repurchased by the Company pursuant
       to the Resolution 8




--------------------------------------------------------------------------------------------------------------------------
 CHIYODA CO.,LTD.                                                                            Agenda Number:  701940923
--------------------------------------------------------------------------------------------------------------------------
        Security:  J06342109
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  JP3528400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Abstain                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHIYODA CORPORATION                                                                         Agenda Number:  701990803
--------------------------------------------------------------------------------------------------------------------------
        Security:  J06237101
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3528600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Allow Company to Repurchase            Mgmt          For                            For
       its Own Shares, Approve Minor Revisions Related
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Reduce Term of
       Office of Directors to One Year, Adopt an Executive
       Officer System

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Payment of retirement benefits to Directors               Mgmt          Against                        Against
       and Corporate Auditors

6.     Amendment of the system of remuneration for               Mgmt          For                            For
       Directors and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 CHONG HING BANK LTD                                                                         Agenda Number:  701868208
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1582S105
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  HK1111036765
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements and            Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Approve to declare the final cash dividend for            Mgmt          For                            For
       the YE 31 DEC 2008 of HKD 0.05 per share

3.1    Re-elect Mr. Alfred Cheuk Yu Chow as a Director           Mgmt          Against                        Against

3.2    Re-elect Mr. Timothy George Freshwater as a               Mgmt          Against                        Against
       Director

3.3    Re-elect Mr. Christopher Kwun Shing Liu as a              Mgmt          Against                        Against
       Director

3.4    Re-elect Mr. Liu Lit Man as a Director                    Mgmt          Against                        Against

3.5    Re-elect Mr. Tsang Chiu Wing as a Director                Mgmt          Against                        Against

3.6    Re-elect Mr. Wong Har Kar as a Director                   Mgmt          Against                        Against

3.7    Approve to fix the Directors' fee for the YE              Mgmt          For                            For
       31 DEC 2009 at HKD 120,000 for the Executive
       Chairman, HKD 130,000 for each of the Independent
       Non-executive Directors, HKD 130,000 for each
       of the Non-executive Directors with Committee
       responsibilities, and HKD 70,000 for each of
       the other Directors

4.     Re-appoint Deloitte Touche Tohmatsu the Bank's            Mgmt          For                            For
       Auditors and authorize the Directors to fix
       the Auditor's remuneration

5.     Authorize the Directors, to purchase shares,              Mgmt          For                            For
       during the relevant period, subject to and
       in accordance with all applicable Laws the
       aggregate nominal amount of shares which may
       be purchased on The Stock Exchange of Hong
       Kong Limited or any other stock exchange recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases shall not exceed 10% of
       the aggregate nominal amount of shares in issue
       at the date of the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the meeting or the expiration
       of the period within which the next AGM of
       the Bank is required by law to be held]

6.     Authorize the Directors of the Bank, to allot,            Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Bank and to make or grant offers,
       agreements and options which might require
       the exercise of such powers during and after
       the end of the relevant period, the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Bank
       otherwise than pursuant to (i) any rights issue
       (ii) any scrip dividend or similar arrangement
       providing for the allotment and issue of shares
       in lieu of the whole or part of a dividend
       on shares of the Bank in accordance with the
       Articles of Association of the Bank, or (iii)
       any exercise of options granted under the share
       option scheme of the Bank adopted on 25 APR
       2002, shall not exceed the aggregate of: (aa)
       20% of the aggregate nominal amount of the
       shares in the capital of the Bank in issue
       at the date of the passing of this resolution;
       and (bb) [if the directors are so authorized
       by a separate ordinary resolution of the shareholders
       of the Bank] the nominal amount of any share
       capital of the Bank repurchased by the Bank
       subsequent to the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the meeting or the expiration
       of the within which the next AGM of the Bank
       is required by law to be held]

7.     Approve to extend the general mandate granted             Mgmt          For                            For
       under Resolution 6 by adding the number of
       shares repurchased under Resolution 5 to the
       number of additional shares permitted to be
       allotted and issued as specified

S.8    Amend the Articles 2, 57, 65, 75, 82A and 153             Mgmt          For                            For
       of the Articles of Association as specified

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CHORI CO.,LTD.                                                                              Agenda Number:  701996881
--------------------------------------------------------------------------------------------------------------------------
        Security:  J06426100
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3528200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 CHOW SANG SANG HOLDINGS INTERNATIONAL LTD                                                   Agenda Number:  701919726
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2113M104
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  BMG2113M1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements, report of the Directors and the
       Independent Auditors' report for the YE 31
       DEC 2008

2.     Declare a final dividend of HK 23 cents per               Mgmt          For                            For
       ordinary share for the YE 31 DEC 2008

3.i    Re-elect Dr. Chow Kwen Lim as a Director of               Mgmt          For                            For
       the Company

3.ii   Re-elect Mr. Vincent Chow Wing Shing as a Director        Mgmt          For                            For
       of the Company

3.iii  Re-elect Dr. Chan Bing Fun as a Director of               Mgmt          For                            For
       the Company

3.iv   Re-elect Mr. Chung Pui Lam as a Director of               Mgmt          For                            For
       the Company

4.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration of the Directors

5.     Re-appoint Ernst & Young as the Auditors and              Mgmt          For                            For
       authorize the Board of Directors of the Company
       to fix their remuneration

6.A    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, during the relevant period
       of all the powers of the Company to repurchase
       issued shares in the capital of the Company
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other Stock
       Exchange on which the shares of the Company
       are listed and which is recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with applicable laws and
       the requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time; the aggregate nominal amount
       of share capital repurchased pursuant to the
       approval in paragraph (a) of this resolution
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing of this resolution
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

6.B    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, during the relevant period,
       to allot, issue and deal with additional shares
       in the capital of the Company and to make or
       grant offers, agreements and options which
       would or might require the exercise of such
       powers; the aggregate nominal amount of share
       capital allotted or agreed conditionally or
       unconditionally to be allotted by the Directors
       of the Company pursuant to the approval, otherwise
       than pursuant to: i) the right issue; ii) rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares
       of the Company; iii) any option scheme or similar
       arrangement for the time being adopted for
       the grant or issue to employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company, shall
       not exceed 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company any is required by law to be held]

6.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       6(A) and 6(B) as set out in the notice convening
       the meeting, the general mandate referred to
       in Resolution 6(B) as set out in the notice
       convening the meeting be and is hereby extended
       by the addition to the aggregate nominal amount
       of share capital which may be allotted and
       issued or agreed conditionally or unconditionally
       to be allotted and issued by the Directors
       of the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company since the granting
       of the said general mandate pursuant to Resolution
       6(A) as set out in the notice convening the
       meeting, provided that such extended amount
       shall not exceed 10% of the aggregate of the
       nominal amount of the share capital of the
       Company in issue at the date of passing of
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHUAN HUP HOLDINGS LTD                                                                      Agenda Number:  701711308
--------------------------------------------------------------------------------------------------------------------------
        Security:  V21534157
    Meeting Type:  EGM
    Meeting Date:  17-Oct-2008
          Ticker:
            ISIN:  SG1H43875910
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the proposed amendments to the Memorandum         Mgmt          For                            For
       and Article of Association of the Company,
       as specified, and the reprinting of the Memorandum
       and Articles of Association of the Company
       to reflect the proposed amendments as described;
       and authorize the Directors of the Company,
       to do all Acts and things [including executing
       all such documents as may be required] as they
       may consider expedient or necessary or in the
       interest of the Company, in connection with
       the subject matter of, or to give to, this
       special resolution

2.     Authorize the Board of the Company, to purchase           Mgmt          For                            For
       on the Singapore Exchange Securities Trading
       Limited [SGX-ST] from time to time up to 10%
       of the number of shares of the Company [Shares]
       as at the date hereof at varying prices of
       up to but not exceeding 5% above the average
       closing price [which shall mean (a) the average
       of the closing market prices of the Shares
       over the last 5 market days on which transactions
       in the Shares were recorded preceding the day
       of the relevant market purchase by the Company
       and (b) deemed to be adjusted for any Corporate
       action that occurs after the relevant 5-day
       period], in accordance with the 'Guidelines
       on Share Purchases' as specified; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the latest date
       by which the next AGM of the Company is required
       by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 CHUAN HUP HOLDINGS LTD                                                                      Agenda Number:  701711310
--------------------------------------------------------------------------------------------------------------------------
        Security:  V21534157
    Meeting Type:  AGM
    Meeting Date:  17-Oct-2008
          Ticker:
            ISIN:  SG1H43875910
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       FYE 30 JUN 2008 together with the reports of
       the Directors and the Auditors thereon

2.     Declare a final dividend of SGD 0.5 cent per              Mgmt          For                            For
       share [1-tier Tax exempt] for the FYE 30 JUN
       2008

3.     Re-elect Mr. Peh Siong Woon Terence, who retires          Mgmt          For                            For
       by rotation in accordance with Article 86 of
       the Company's Articles of Association

4.     Re-elect Dr. Tan Cheng Bock, who retires by               Mgmt          For                            For
       rotation in accordance with Article 86 of the
       Company's Articles of Association

5.     Approve the payment of fees of SGD 150,000 for            Mgmt          For                            For
       Non-Executive Directors for the FYE 30 JUN
       2008

6.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

7.     Authorize the Directors of the Company to issue           Mgmt          For                            For
       shares in the capital of the Company ["shares"]
       whether by way of rights, bonus or otherwise;
       and/or make or grant offers, agreements or
       options [collectively, "Instruments"] that
       might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       issued share capital of the Company [as calculated
       in accordance with this resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       20% of the issued share capital of the Company
       [as calculated in accordance with this resolution];
       2) [subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited [the "SGX-ST"] for
       the purpose of determining the aggregate number
       of shares that may be issued under this resolution,
       the percentage of issued share capital shall
       be based on the issued share capital of the
       Company at the time this resolution is passed,
       after adjusting for: (i) new shares arising
       from the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time this Resolution is passed; and
       (ii) any subsequent consolidation or subdivision
       of shares; 3) in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required by law to be
       held]




--------------------------------------------------------------------------------------------------------------------------
 CHUDENKO CORPORATION                                                                        Agenda Number:  702008079
--------------------------------------------------------------------------------------------------------------------------
        Security:  J07056104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3524000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 CHUETSU PULP & PAPER CO.,LTD.                                                               Agenda Number:  701991665
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1363T105
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3513400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CIE AUTOMOTIVE SA, BILBAO (VIZKAIA)                                                         Agenda Number:  701855592
--------------------------------------------------------------------------------------------------------------------------
        Security:  E21245118
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  ES0105630315
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 APR 09. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

1.     Approve the individual annual financial statements        Mgmt          For                            For
       of CIE AUTOMOTIVE S.A and its subsidiaries
       for the FYE on 31 DEC 2008

2.     Approve the allocation of profits/losses for              Mgmt          Against                        Against
       the FYE on 31 DEC 2008

3.     Authorize the Board of Directors, with the express        Mgmt          For                            For
       power of delegation, for the derivative acquisition
       of the Company's own shares by the Company
       itself and/or by its subsidiaries

4.     Ratify the administrator INSSECPARTICIPADAS,S.L           Mgmt          For                            For

5.     Approve to extend or name of accounts Auditors            Mgmt          For                            For

6.     Approve to delegate faculties                             Mgmt          For                            For

7.     Approve the minute                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTES, S.A.                                 Agenda Number:  701871596
--------------------------------------------------------------------------------------------------------------------------
        Security:  E3125D100
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  ES0118900010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2009 AT 12:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and management report         Mgmt          For                            For
       for the year 2008

2.     Approve the consolidated annual accounts and              Mgmt          For                            For
       Management report for the year 2008

3.     Approve the proposal to distribute results                Mgmt          For                            For

4.     Approve the Management of the Board during 2008           Mgmt          For                            For

5.     Re-elect the Auditor for the year 2009                    Mgmt          For                            For

6.     Re-elect Mr. Rafael del Pinoy Calvo-Sotelo as             Mgmt          Against                        Against
       a Board Member

7.     Amend the execution period of Company Stock               Mgmt          For                            For
       Option Plans approved by the shareholders meeting
       on 28 MAR 2006 and 27 MAR 2007

8.     Authorize the Company to acquire own shares               Mgmt          For                            For
       and to assign them to compensation plans which
       include the delivery of shares or rights to
       stock options, without affecting previous authorization

9.     Approve the delegation of Board to formalize,             Mgmt          For                            For
       register and execute the agreements of the
       meeting and the power to formalize the deposit
       of the annual accounts




--------------------------------------------------------------------------------------------------------------------------
 CIRCLE K SUNKUS CO., LTD.                                                                   Agenda Number:  701935782
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0812E107
    Meeting Type:  AGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  JP3310100007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CITIC INTERNATIONAL FINANCIAL HOLDINGS LTD                                                  Agenda Number:  701708135
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1636Y108
    Meeting Type:  CRT
    Meeting Date:  16-Oct-2008
          Ticker:
            ISIN:  HK0183011623
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve [with or without modification] a Scheme           Mgmt          For                            For
       of Arrangement proposed to be made between
       the Company and the aforementioned holders
       of its ordinary shares of HKD 1.00 each




--------------------------------------------------------------------------------------------------------------------------
 CITIC INTERNATIONAL FINANCIAL HOLDINGS LTD                                                  Agenda Number:  701708147
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1636Y108
    Meeting Type:  EGM
    Meeting Date:  16-Oct-2008
          Ticker:
            ISIN:  HK0183011623
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the Scheme of Arrangement dated 16 SEP            Mgmt          For                            For
       2008 between the Company and the holders of
       the Scheme Shares [as defined in the Scheme
       of Arrangement] in the form of the print which
       has been produced to this Meeting and for the
       purposes of identification signed by the Chairman
       of this Meeting, with any modification thereof
       or addition thereto or condition approved or
       imposed by the High Court of the Hong Kong
       Special Administrative Region; for the purposes
       of giving effect to the Scheme of Arrangement,
       on the Effective Date [as defined in the Scheme
       of Arrangement]; and authorized the issued
       capital of the Company be reduced by cancelling
       and extinguishing the Scheme Shares; subject
       to and forthwith upon such reduction of capital
       taking effect, the authorized capital of the
       Company be increased to its former amount of
       HKD 8,000,000,000 by the creation of such number
       of new ordinary shares of HKD 1.00 each in
       the capital of the Company as is equal to the
       number of the Scheme Shares cancelled; and
       the Company shall apply the credit arising
       in its books of account as a result of the
       reduction of the capital referred to in sub-paragraph
       (i) above in paying up in full at par such
       number of new ordinary shares of HKD 1.00 each
       in the capital of the Company to be created
       as aforesaid, which new shares shall be allotted
       and issued, credited as fully paid, to Gloryshare
       Investments Limited

2.     Approve the transfer of such number of the overseas       Mgmt          For                            For
       listed foreign shares [CNCB H Shares] of RMB
       1.00 each in the capital of China CITIC Bank
       Corporation Limited [CNCB] by Gloryshare Investments
       Limited [GIL] to Banco Bilbao Vizcaya Argentaria,
       S.A. [BBVA] pursuant to a framework agreement
       dated 3 JUN 2008 entered into between CITIC
       Group, GIL and BBVA which would result in BBVA
       holding 10.07% of the issued shares of RMB
       1.00 each in the capital of CNCB immediately
       after such transfer at the sale price per CNCB
       H Share [being the higher of (i) HKD 5.10;
       and (ii) the highest closing price per CNCB
       H Share as quoted on The Stock Exchange of
       Hong Kong Limited during the period commencing
       3 JUN 2008 and ending on the date on which
       the Scheme of Arrangement referred to in the
       Special Resolution set out in the Notice convening
       this Meeting becomes effective, subject to
       a maximum price of HKD 5.86 per CNCB H Share]




--------------------------------------------------------------------------------------------------------------------------
 CITIC RESOURCES HOLDINGS LTD                                                                Agenda Number:  701932217
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2155Y107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  BMG2155Y1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Independent
       Auditors' report for the YE 31 DEC 2008

2.a    Re-elect Mr. Mi Zengxin as a Director                     Mgmt          Against                        Against

2.b    Re-elect Ms. Li So Mui as a Director                      Mgmt          Against                        Against

2.c    Re-elect Mr. Fan Ren Da, Anthony as a Director            Mgmt          For                            For

2.d    Re-elect Mr. Ngai Man as a Director                       Mgmt          For                            For

2.e    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

3.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix the Auditors' remuneration

4.A    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares of
       HKD 0.05 each [shares] in the share capital
       of the Company on the Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or any other
       Stock Exchange on which the securities of the
       Company may be listed and recognized by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange for this purposes, subject
       to and in accordance with all applicable laws
       and requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing of
       this resolution, and the said approval shall
       be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Law or the Bye-laws of the Company
       to be held]

4.B    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to allot, issue and deal
       with additional shares [as specified in Resolution
       4A] in the share capital of the Company and
       make or grant offers, agreements and options
       [including bonds, warrants and debentures convertible
       into shares] during and after the end of the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing of
       this resolution, and the said approval shall
       be limited accordingly, otherwise than pursuant
       to: i) a rights issue [as specified]; ii) an
       issue of shares upon the exercise of rights
       of subscription or conversion under the terms
       of any warrants of the Company or any securities
       which are convertible into shares; iii) an
       issue of shares as scrip dividends pursuant
       to the Bye-Laws of the Company from time to
       time; or iv) an issue of shares under any option
       scheme or similar arrangement for the grant
       or issue of shares or rights to acquire shares

4.C    Approve, subject to the passing of Resolutions            Mgmt          For                            For
       4.A and 4.B, as specified to extend the general
       mandate granted to the Directors of the Company
       to allot, issue and deal with the additional
       shares [as specified in Resolution 4.A] in
       the share capital of the Company pursuant to
       Resolution 4.B, by the addition thereto of
       an amount representing the aggregate nominal
       amount of the shares repurchased by the Company
       under the authority granted pursuant to pursuant
       to Resolution 4.A, provided that such amount
       of shares so repurchased shall not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing the said resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CITY PACIFIC LTD                                                                            Agenda Number:  701756124
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q2457T102
    Meeting Type:  AGM
    Meeting Date:  28-Nov-2008
          Ticker:
            ISIN:  AU000000CIY2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Company's financial reports and               Non-Voting    No vote
       the report of the Directors and the Auditor
       for the FYE 30 JUN 2008

1.     Approve and adopt, in accordance with Section             Mgmt          Against                        Against
       250R(2) of the Corporations Act, the section
       of the report of the Directors dealing with
       the remuneration of the Company's Directors,
       the Company Secretary and the Senior Executives
       [Remuneration Report]

2.     Elect Mr. Phillip Graeme Downie as a new Director         Mgmt          For                            For
       of the Company, in accordance with Rule 13.2
       of the Company's Constitution

3.     Elect Mr. Stephen Anthony McCormick as a Director         Mgmt          For                            For
       of the Company, in accordance with Rule 13.2
       of the Company's Constitution

4.     Elect Mr. John Michael Ellis as a new Director            Mgmt          For                            For
       of the Company, in accordance with Rule 13.2
       of the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 CKD CORPORATION                                                                             Agenda Number:  702001013
--------------------------------------------------------------------------------------------------------------------------
        Security:  J08022113
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3346800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CLAL INSURANCE ENTERPRISES HOLDINGS LTD, TEL AVIV-JAFFA                                     Agenda Number:  701923270
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2447P107
    Meeting Type:  EGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  IL0002240146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the discussion of the financial statements        Mgmt          Abstain                        Against
       and the Directors report for the year 2008

2.     Re-appoint the Accountant Auditors and authorize          Mgmt          For                            For
       the Board to fix their fees

3.     Re-appoint Messrs. A. Kaplan, E. Cohen, N. Dankner,       Mgmt          For                            For
       I. Manor, L. Hannes, A. Sadeh and S.Livnat
       as the Officiating Directors

4.     Amend the Articles so as to specify by whom               Mgmt          Abstain                        Against
       may transactions with officers in the ordinary
       course of business and to negate the authority
       of officers to approve the terms of employment
       of officers of the Company




--------------------------------------------------------------------------------------------------------------------------
 CLARION CO.,LTD.                                                                            Agenda Number:  701997237
--------------------------------------------------------------------------------------------------------------------------
        Security:  J08064107
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3269200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Amend the Compensation to be received by Directors        Mgmt          For                            For

5      Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 CLEANUP CORPORATION                                                                         Agenda Number:  702004324
--------------------------------------------------------------------------------------------------------------------------
        Security:  J08106106
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3270200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Allow Use of Electronic Systems   for
       Public Notifications, Allow Use of Treasury
       Shares for Odd-Lot Purchases




--------------------------------------------------------------------------------------------------------------------------
 CLS HOLDINGS PLC                                                                            Agenda Number:  701738493
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2212D104
    Meeting Type:  OGM
    Meeting Date:  14-Nov-2008
          Ticker:
            ISIN:  GB0001592475
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Company, in addition to the authority       Mgmt          For                            For
       granted at the AGM of the Company held on 20
       MAY 2008 to make market purchases of up to
       6,729,275 ordinary shares of 25p each in the
       capital of the Company [Ordinary Shares], in
       accordance with Section 166 of the Companies
       Act 1985 to make one or more market purchases
       [Section 163(3) of the said Act] of ordinary
       shares pursuant to tenders made in relation
       to the Tender Offer [as specified] of up to
       2,575,644 [representing approximately 4.00%
       of the Company's issued share capital], at
       a minimum price of 425p and the maximum price
       [exclusive of expenses] which shall be paid
       for an ordinary share pursuant to this authority
       shall be 425p or, if the Directors determine
       to increase the price to be paid per share
       not more than 10% above the average of the
       closing middle market quotations for the ordinary
       shares as derived from the Sedol, over the
       previous 5 business days; [Authority expires
       at 18 month from the date of passing this resolution];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.2    Approve and adopt, pursuant to Section 9 of               Mgmt          Against                        Against
       the Companies Act 1985, the Articles of Association
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 CLS HOLDINGS PLC                                                                            Agenda Number:  701779780
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2212D104
    Meeting Type:  OGM
    Meeting Date:  18-Dec-2008
          Ticker:
            ISIN:  GB0001592475
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Company, in addition to the authority       Mgmt          For                            For
       granted at the AGM of the Company held on 20
       MAY 2008 to make market purchases of up to
       6,729,275 ordinary shares of 25p each in the
       capital of the Company [Ordinary Shares], in
       accordance with Section 166 of the Companies
       Act 1985 to make one or more market purchases
       [within the meaning of Section 163(3) of the
       said Act] of ordinary shares pursuant to tenders
       made in relation to the Tender Offer [as specified]
       and the maximum aggregate number of ordinary
       shares to be purchased up to 15,430,193 [representing
       approximately 24.99% of the Company's issued
       share capital]; the minimum price [exclusive
       of expenses] which shall be paid for an ordinary
       share pursuant to this authority shall be 25p,
       the nominal value of an ordinary share; the
       maximum price [exclusive of expenses] which
       shall be paid for an ordinary share pursuant
       to this authority shall be 350p or, if the
       Directors determine to increase the price to
       be paid per share, an amount equal to not more
       than 10% above the average of the closing middle
       market quotations for the ordinary shares as
       derived from SEDOL for the 5 dealing days immediately
       preceding the day on which the Directors set
       the increased price; [Authority expires at
       18 month from the date of passing this resolution];
       the Company, before the expiry, may make a
       contract to purchase of ordinary shares in
       pursuance of any such contract or contracts




--------------------------------------------------------------------------------------------------------------------------
 CLS HOLDINGS PLC                                                                            Agenda Number:  701926416
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2212D104
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  GB0001592475
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company's annual report             Mgmt          For                            For
       and the accounts for the YE 31 DEC 2008, together
       with the Directors' report and the Independent
       Auditor's report on those accounts and on the
       auditable part of the Directors remuneration
       report

2.     Approve the Directors' remuneration report                Mgmt          Against                        Against

3.     Re-elect Mr. Tom Thomson as a Director                    Mgmt          Against                        Against

4.     Re-elect Mr. Thomas Lundqvist as a Director               Mgmt          Against                        Against

5.     Re-elect Mr. Bengt Mortstedt as a Director                Mgmt          Against                        Against

6.     Re-appoint Mr. Henry Klotz as a Director                  Mgmt          Against                        Against

7.     Re-appoint Mr. Christopher Jarvis as a Director           Mgmt          For                            For

8.     Re-appoint Mr. Joseph Crawley as a Director               Mgmt          Against                        Against

9.     Re-appoint Deloitte LLP [formerly Deloitte &              Mgmt          For                            For
       Touche LLP] as the Auditors, until the conclusion
       of the next AGM

10.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

11.    Authorize the Directors, in place of the equivalent       Mgmt          For                            For
       authority conferred on the Directors at the
       last AGM. in accordance with Section 80 of
       the Companies Act 1985, to allot relevant securities
       [which for the purposes of this resolution
       shall have the same meaning as in section 80(2)
       of the Companies Act 1985] of the Company provided
       that: the maximum amount of relevant securities
       that may be allotted pursuant to the authority
       given by this resolution shall be an aggregate
       nominal amount of GBP 4,002,021; [Authority
       expires at the end of 5 years]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.12   Authorize the Directors, in place of the equivalent       Mgmt          For                            For
       authority conferred on the Directors at the
       last AGM, to exercise the power contained in
       Article 188 of the Articles of Association
       of the Company as from time to time varied
       so that, to the extent and in the manner determined
       by the Directors, the holders of ordinary shares
       of 25p each in the capital of the Company be
       permitted to elect to receive new ordinary
       shares credited as fully paid, instead of the
       whole or any part of any dividends [including
       interim dividends] paid by the Directors or
       declared by the Company in general meeting
       during or in respect of the FY of the Company
       ending on 31 DEC 2009; and to capitalize the
       appropriate nominal amount of the new ordinary
       shares failing to be allotted pursuant to any
       elections made as aforesaid out of the amount
       standing to the credit of any reserve or fund
       [including the profit and loss account, share
       premium account, capital redemption reserve
       or any other non-distributable reserve], whether
       or not the same is available for distribution,
       as the Directors may determine, to apply such
       sum in paying up such ordinary shares in full
       and to allot such ordinary shares to the shareholders
       of the Company validly making such elections
       in accordance with their respective entitlements

S.13   Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing authorities, to allot equity securities
       [Section 94(2) of the Companies Act 1985 of
       the Company] pursuant to the authority conferred
       by Resolution 11, disapplying the statutory
       pre-emption rights [Section 89(1)], provided
       that this power is limited to the allotment
       of equity securities i) in connection with
       a rights issue; and ii) up to an aggregate
       nominal amount of GBP 600,303 being up to 2,401,212
       [5% of the issued share capital of the Company
       [excluding treasury shares]; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 15 months]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.15   Authorize the Company to hold general meetings            Mgmt          Against                        Against
       [other than an AGM] on not less than 14 clear
       days notice




--------------------------------------------------------------------------------------------------------------------------
 CLUB MEDITERRANEE                                                                           Agenda Number:  701800268
--------------------------------------------------------------------------------------------------------------------------
        Security:  F18690101
    Meeting Type:  AGM
    Meeting Date:  20-Feb-2009
          Ticker:
            ISIN:  FR0000121568
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THIS IS A MIX MEETING. THANK YOU.             Non-Voting    No vote

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE. THANK YOU.

O.1    Approve, the reports of the Board of Directors,           Mgmt          For                            For
       of the Chairman of the Board of Directors on
       the conditions for the preparation and the
       organization of the work of the Board and on
       the internal audit procedures and the Auditors,
       the Company's financial statements for the
       YE on 31 OCT 2008, as presented, accordingly,
       Grant discharge to the Board of Directors for
       the performance of its duties during the said
       FY

O.2    Receive the reports of the Board of Directors,            Mgmt          For                            For
       of the Chairman of the Board of Directors on
       the conditions for the preparation and the
       organization of the work of the Board and on
       the internal audit procedures and the Auditors,
       approve the consolidated financial statements
       for the said FY, in the form presented to the
       meeting, showing net profit group share of
       EUR 1,000,000.00

O.3    Approve to resolves to record the loss for the            Mgmt          For                            For
       year of EUR 1,230,475.00 as a deficit in retained
       earnings, following this appropriation, the
       retained earnings account will show a new debit
       balance of EUR 297,476,281.00, as required
       Bylaw, it is reminded that, for the last 3
       financial years, the dividends paid, were as
       follows: number of shares remunerated: 19,358,005.00
       for FY 2004 2005, number of shares remunerated:
       19,358,005.00 for FY 2005 2006, number of shares
       remunerated: 19,370,705.00 for FY 2006 2007

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Articles L. 225-38 ET
       SEQ. of the French Commercial Code, approve
       the agreements entered into or which were carried
       out during the FY

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       commitments governed by Article L. 225-42-1
       of the French Commercial Code, approve the
       commitment related to Mr. Henri Giscard D'estaing

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       commitments governed by Article L. 225-42-1
       of the French Commercial Code, approve the
       commitment related to Mr. Michel Wolfovski

O.7    Approve to award total annual fees of EUR 305,000.00      Mgmt          For                            For

O.8    Authorize the Board of Directors to trade in              Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 70.00, maximum number of
       shares to be acquired: 10% of the number of
       shares comprising the share capital, i.e. 19,377,905
       shares, maximum funds invested in the share
       buybacks: EUR 135,645,370.00 on the basis of
       the 19,377,905 shares existing on 31 OCT 2008,
       [Authority is given for an 18 month period],
       it supersedes the one granted by the shareholders'
       meeting of 11 MAR 2008 in its resolution number
       15, to take all necessary measures and accomplish
       all necessary formalities

O.9    Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

E.10   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       on one or more occasions, at its sole discretion,
       in France or abroad, the share capital t o
       a maximum nominal amount of EUR 50,000,000.00,
       by issuance, with the shareholders' preferred
       subscription rights maintained, of shares or
       various securities, the nominal amount of debt
       securities issued shall not exceed EUR 300,000,000.00,
       [Authority is given for a 26 month period],
       it supersedes the fraction unused of the authorization
       given by the shareholders' meeting of 08 MAR
       2007 in resolution nr 17, to take all necessary
       measures and accomplish all necessary formalities

E.11   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       on one or more occasions, at its sole discretion,
       in France or abroad, the share capital to a
       maximum nominal amount of EUR 20,000,000.00,
       by issuance, with cancellation of the shareholders'
       preferred subscription rights, of shares or
       various securities, the nominal amount of debt
       securities issued shall not exceed EUR 300,000,000.00,
       [Authority is given for a 26 month period],
       it supersedes the fraction unused of the authorization
       given by the shareholders' meeting of 08 MAR
       2007 in resolution nr 18, to take all necessary
       measures and accomplish all necessary formalities

E.12   Authorize the Board of Directors and within               Mgmt          For                            For
       the limit of 10% of the Company's share capital
       per year, to set the issue price of the shares
       or other various securities to be issued, in
       accordance with the terms and conditions determined
       by the shareholders meeting this delegation
       of power supersedes the fraction unused of
       the one given by the shareholders' meeting
       of 08 MAR 2007 in resolution nr 19; [Authority
       is given for a 26 month period]

E.13   Authorize the Board of Directors to issue Company's       Mgmt          Against                        Against
       equity securities or securities giving access
       to the Company's share capital, in consideration
       for securities tendered in a public exchange
       offer initiated by the Company concerning the
       shares of another Company, the maximal nominal
       amount of capital increases to be carried out
       under this delegation of authority shall not
       exceed EUR 20,000,000.00, [Authority is given
       for a 26 month period], it supersedes the fraction
       unused of the authorization given by the shareholders'
       meeting of 08 MAR 2007 in resolution nr 21,
       to take all necessary measures and accomplish
       all necessary formalities

E.14   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital, up to 10% of the share capital,
       by way of issuing shares or various securities,
       in consideration for the contributions in kind
       granted to the Company and comprised of capital
       securities or securities giving access to share
       capital, [Authority is given for a 26 month
       period]; it supersedes the fraction unused
       of the authorization given by the shareholders'
       meeting of 08 MAR 2007 in resolution nr 22,
       to take all necessary measures and accomplish
       all necessary formalities

E.15   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       one or more transaction, to the Employees and
       Corporate Officers of the Group's Companies,
       options giving the right either to subscribe
       for new shares in the Company to be issued
       thought a share capital increase, or to purchase
       existing shares purchased by the Company, it
       being provided that the options shall not give
       rights to a total number of shares, which shall
       exceed the legal limits and the overall ceiling
       referred to in the resolution nr 19, [Authority
       is given for a 26 month period]; it supersedes
       the fraction unused of the authorization given
       by the shareholders' meeting of 08 MAR 2007
       in resolution nr 23, to take all necessary
       measures and accomplish all necessary formalities

E.16   Approve, that the Board of Directors may decide,          Mgmt          Against                        Against
       to increase the number of securities to be
       issued in the event of a capital increase with
       or without preferential subscription right
       of shareholder, at the same price of shareholder,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue [Authority is given for a 26 month period]

E.17   Authorize the Board of Directors to grant, on             Mgmt          For                            For
       one or more occasions, existing or future shares,
       in favor of the Employees or the Corporate
       Officers of the Company, they may not represent
       more than 1% of the share capital, [Authority
       is given for a 26 month period]; it supersedes
       the fraction unused of the authorization given
       by the shareholders' meeting of 08 MAR 2007
       in resolution nr 25, to take all necessary
       measures and accomplish all necessary formalities

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of the Employees
       and the Corporate Officers of the Company who
       are Members of the Company saving Plan, [Authority
       is given for a 26 month period] and for nominal
       amount that shall not exceed EUR 5,000,000.00,
       it supersedes the fraction unused of the authorization
       given by the shareholders' meeting of 08 MAR
       2007 in resolution nr 26, to take all necessary
       measures and accomplish all necessary formalities

E.19   Approve the overall nominal amount pertaining             Mgmt          For                            For
       to the capital increase to be carried out by
       issuing shares, equity securities or other
       various securities with the use of the delegation
       given by resolutions number 10, 11, 12, 13,
       15, 16, 17 and 18 shall not exceed EUR 75,000,000.00

E.20   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions, by
       canceling all or part of the shares held by
       the Company in connection with a stock repurchase
       plan, up to a maximum of 10% of the share capital
       over a 24 month period, [Authority if given
       for an 18 month period], to take all necessary
       measures and accomplish all necessary formalities

E.21   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 CMK CORPORATION                                                                             Agenda Number:  701998099
--------------------------------------------------------------------------------------------------------------------------
        Security:  J08148108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3712000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Disclosure
       of        Shareholder Meeting Materials on
       the Internet

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CML HEALTHCARE INCOME FD                                                                    Agenda Number:  701908874
--------------------------------------------------------------------------------------------------------------------------
        Security:  12582P105
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA12582P1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1, 2 AND 3. THANK YOU.

1.     Elect the Directors of CML Healthcare Inc. [CML]          Mgmt          For                            For
       as specified

2.     Elect the Trustees of the Fund as specified               Mgmt          For                            For

3.     Appoint the Auditors of the Fund as specified             Mgmt          For                            For
       and authorize the Trustees of the Fund to fix
       their remuneration

4.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CNPC HONG KONG LTD                                                                          Agenda Number:  701802212
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2237F100
    Meeting Type:  SGM
    Meeting Date:  12-Feb-2009
          Ticker:
            ISIN:  BMG2237F1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve, the transactions contemplated under              Mgmt          For                            For
       the Xinjiang Xinjie Tranche A Agreement [as
       specified] and authorize any one Director [if
       execution under the common seal of the Company
       is required, any two Directors] of the Company
       for and on behalf of the Company to sign, and
       where required, to affix the common seal of
       the Company to any documents, instruments or
       agreements, and to do any acts and things deemed
       by him to be necessary or expedient in order
       to give effect to the Xinjiang Xinjie Tranche
       A Acquisition [as specified]

2.     Approve, the transactions contemplated under              Mgmt          For                            For
       each of the Xinjiang Xinjie Tranches B, C and
       D Agreements [as specified] and authorize any
       one Director [if execution under the common
       seal of the Company is required, any two Directors]
       of the Company for and on behalf of the Company
       to sign, and where required, to affix the common
       seal of the Company to any documents, instruments
       or agreements, and to do any acts and things
       deemed by him to be necessary or expedient
       in order to give effect to the Xinjiang Xinjie
       Tranches B, C and D Acquisitions [as specified]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CNPC HONG KONG LTD                                                                          Agenda Number:  701837796
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2237F100
    Meeting Type:  SGM
    Meeting Date:  24-Mar-2009
          Ticker:
            ISIN:  BMG2237F1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTIONS
       '1' AND '2'. THANK YOU.

1.     Approve the transactions contemplated under               Mgmt          For                            For
       the Huayou Capital Injection Agreement; and
       authorize any 1 Director [if execution under
       the common seal of the Company is required,
       any 2 Directors] of the Company for and on
       behalf of the Company is sign, and where required,
       to affix the common seal of the Company to
       any documents, instruments or agreement, and
       to do any acts and things deemed by him to
       be necessary or expedient in order to give
       effect to the Huayou Capital Injection

2.     Approve the continuing connected transactions             Mgmt          For                            For
       between the Group and the CNPC Group regarding
       [a] the provision of products and services
       by the CNPC Group to the Group under the PSAs,
       the Master Agreement and for the avoidance
       of doubt including those under the Second Supplemental
       Agreement but excluding the Oil and Gas Products;
       [b] purchase of the Group's share of crude
       oil by the CNPC Group; and [c] purchase of
       the Oil and Gas Products by the Group; approve
       the proposal annual caps in respect of the
       continuing connected transactions mentioned
       in Resolution 2[i] above for each of the 3
       FYE 31 DEC 2011 as specified; and authorize
       any 1 Director [if execution under the common
       seal of the Company is required, any 2 Directors]
       of the Company be and is/are hereby authorized
       for and on behalf of the Company to sign, and
       where required, to affix the common seal of
       the Company to any documents, instruments or
       agreements, and to do any acts and things deemed
       by him to be necessary or expedient in order
       to give effect to the Continuing Connected
       Transactions




--------------------------------------------------------------------------------------------------------------------------
 CNPC HONG KONG LTD                                                                          Agenda Number:  701889757
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2237F100
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  BMG2237F1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the financial statements and            Mgmt          For                            For
       the reports of the Directors and of the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend of HKD 0.15 per share            Mgmt          For                            For

3.a    Re-elect Mr. Li Hualin as a Director                      Mgmt          For                            For

3.b    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

4.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       for the ensuing year in place of the retiring
       Auditors PricewaterhouseCoopers and to authorize
       the Directors to fix their remuneration

5.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares of HKD 0.01 each in the capital of the
       Company be and is hereby generally and unconditionally
       approved; the total nominal amount of the shares
       to be purchased shall not exceed 10% of the
       total nominal amount of the share capital of
       the Company in issue on the date of this resolution,
       and the said approval shall be limited accordingly;
       [Authority expires earlier at the conclusion
       of the next AGM of the Company is required
       by the Bye-laws of the Company or any applicable
       law of Bermuda to be held]

6.     Grant authority to the Directors of the Company           Mgmt          For                            For
       an unconditional general mandate to allot,
       issue and deal with additional shares in the
       capital of the Company, and to make or grant
       offers, agreements and options in respect thereof,
       subject to the following conditions: such mandate
       shall not extend beyond the relevant period
       save that the Directors may during the relevant
       period [as defined in this resolution] make
       or grant offers, agreements and options which
       might require the exercise of such powers after
       the end of the relevant period; approve the
       aggregate nominal amount of share capital allotted
       or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors otherwise than
       pursuant to a rights issue [as defined in this
       resolution] or the Company's Executive Share
       Option Scheme [the Share Option Scheme], shall
       not exceed 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution; such
       mandate shall be additional to the authority
       to be given to the directors to grant options
       under the Share Option Scheme and, at any time,
       to allot and issue additional shares in the
       capital of the Company arising from the exercise
       of subscription rights under such options;
       [Authority expires earlier at the conclusion
       of the next AGM of the Company is required
       by the Bye-laws of the Company or any applicable
       law of Bermuda to be held]

7.     Authorize the Company, to issue, allot and dispose        Mgmt          For                            For
       of shares pursuant to resolution 6 above and
       extended by the addition to the total nominal
       amount of share capital and any shares which
       may be issued, allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       of the Company pursuant to such general mandate
       an amount representing the total nominal amount
       of shares in the capital of the Company which
       has been purchased by the Company since the
       granting of such general mandate pursuant to
       Resolution 5 above, provided that such amount
       shall not exceed 10% of the total nominal amount
       of the share capital of the Company in issue
       on the date of this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE AND MEETING DATE. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CNPC HONG KONG LTD                                                                          Agenda Number:  701938562
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2237F100
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  BMG2237F1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the financial statements and            Mgmt          For                            For
       the reports of the Directors and of the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend of HKD 0.15 per share            Mgmt          For                            For

3.a    Re-elect Mr. Li Hualin as a Director                      Mgmt          For                            For

3.b    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

4.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       for the ensuing year in place of the retiring
       Auditors PricewaterhouseCoopers and authorize
       the Directors to fix their remuneration

5.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares of HKD 0.01 each in the capital of the
       Company be and is hereby generally and unconditionally
       approved; the total nominal amount of the shares
       to be purchased shall not exceed 10% of the
       total nominal amount of the share capital of
       the Company in issue on the date of this resolution,
       and the said approval shall be limited accordingly;
       [Authority expires earlier at the conclusion
       of the next AGM of the Company is required
       by the Bye-laws of the Company or any applicable
       Law of Bermuda to be held]

6.     Authorize the Directors of the Company an unconditional   Mgmt          For                            For
       general mandate to allot, issue and deal with
       additional shares in the capital of the Company,
       and to make or grant offers, agreements and
       options in respect thereof, subject to the
       following conditions: such mandate shall not
       extend beyond the relevant period save that
       the Directors may during the relevant period
       [as defined in this resolution] make or grant
       offers, agreements and options which might
       require the exercise of such powers after the
       end of the relevant period; approve the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors otherwise than
       pursuant to a rights issue [as defined in this
       resolution] or the Company's Executive Share
       Option Scheme [the Share Option Scheme], shall
       not exceed 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution; such
       mandate shall be additional to the authority
       to be given to the directors to grant options
       under the Share Option Scheme and, at any time,
       to allot and issue additional shares in the
       capital of the Company arising from the exercise
       of subscription rights under such options;
       [Authority expires earlier at the conclusion
       of the next AGM of the Company is required
       by the Bye-laws of the Company or any applicable
       Law of Bermuda to be held]

7.     Authorize the Directors Company, to issue, allot          Mgmt          For                            For
       and dispose of shares pursuant to resolution
       6 above and extended by the addition to the
       total nominal amount of share capital and any
       shares which may be issued, allotted or agreed
       conditionally or unconditionally to be allotted
       by the Directors of the Company pursuant to
       such general mandate an amount representing
       the total nominal amount of shares in the capital
       of the Company which has been purchased by
       the Company since the granting of such general
       mandate pursuant to Resolution 5 above, provided
       that such amount shall not exceed 10% of the
       total nominal amount of the share capital of
       the Company in issue on the date of this resolution




--------------------------------------------------------------------------------------------------------------------------
 COBHAM PLC                                                                                  Agenda Number:  701878110
--------------------------------------------------------------------------------------------------------------------------
        Security:  G41440143
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  GB00B07KD360
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       Auditors and the audited financial statements

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final ordinary dividend                         Mgmt          For                            For

4.     Re-elect Mr. P. Hooley as a Director                      Mgmt          For                            For

5.     Re-elect Mr. J.S. Patterson as a Director                 Mgmt          For                            For

6.     Elect Mr. M.W. Hagee as a Director                        Mgmt          Against                        Against

7.     Re-appoint the Auditors                                   Mgmt          For                            For

8.     Authorize the Directors to determine the Auditors         Mgmt          For                            For
       remuneration

9.     Authorize the Company to purchase its own shares          Mgmt          For                            For

10.    Authorize the Directors to allot relevant securities      Mgmt          Against                        Against

S.11   Authorize the Directors to allot equity securities        Mgmt          For                            For
       for cash

S.12   Grant authority to call the general meetings              Mgmt          Against                        Against
       other than AGM on 14 clear days notice




--------------------------------------------------------------------------------------------------------------------------
 COCA-COLA CENTRAL JAPAN CO.,LTD.                                                            Agenda Number:  701842862
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0814J104
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3293300004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Reduction of Legal Reserve                        Mgmt          For                            For

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions, Adopt
       Restriction to the Rights for Odd-Lot Shares,
       and Allow Use of Treasury Shares for Odd-Lot
       Purchases

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

5      Appoint a Corporate Auditor                               Mgmt          Against                        Against

6      Approve Final Payment Associated with Abolition           Mgmt          Against                        Against
       of Retirement Benefit System  for Directors
       and Auditors

7      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

8      Authorize Use of Compensation-based Stock Options         Mgmt          For                            For
       for Directors

9      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COCA-COLA WEST COMPANY,LIMITED                                                              Agenda Number:  701827442
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0814U109
    Meeting Type:  AGM
    Meeting Date:  24-Mar-2009
          Ticker:
            ISIN:  JP3293200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Amend the Compensation to be received by Directors        Mgmt          For                            For

6.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 COCA-COLA WEST HOLDINGS COMPANY,LIMITED                                                     Agenda Number:  701758419
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0814U109
    Meeting Type:  EGM
    Meeting Date:  27-Nov-2008
          Ticker:
            ISIN:  JP3293200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Merger                                            Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COCHLEAR LIMITED                                                                            Agenda Number:  701708046
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q25953102
    Meeting Type:  AGM
    Meeting Date:  21-Oct-2008
          Ticker:
            ISIN:  AU000000COH5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial report, Directors'        Mgmt          For                            For
       report and the Auditor's report in respect
       of the FYE 30 JUN 2008

2.     Adopt the remuneration report                             Mgmt          For                            For

3.1    Re-elect Mr. Tommie Bergman as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

3.2    Re-elect Mr. Paul Bell as a Director of the               Mgmt          For                            For
       Company, who retires by rotation in accordance
       with the Company's Constitution

4.     Approve to issue the securities to the Chief              Mgmt          For                            For
       Executive Officer/President, Dr. Christopher
       Roberts, under the Cochlear Executive Long
       Term Incentive Plan as specified




--------------------------------------------------------------------------------------------------------------------------
 CODERE SA, MADRID                                                                           Agenda Number:  701973794
--------------------------------------------------------------------------------------------------------------------------
        Security:  E3613T104
    Meeting Type:  OGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  ES0119256115
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual financial statements of the            Mgmt          For                            For
       Company [balance sheet, profit and loss statement
       and notes], the Company Management report of
       the CODERE, S.A. as of the consolidated group
       and of the consolidated financial statements
       of for the FYE on 31 DEC 2008

2.     Approve the Management and actions of the Board           Mgmt          For                            For
       of Directors during the FYE on 31 DEC 2008

3.     Re-elect the account Auditors for Codere, S.A.            Mgmt          For                            For
       as for the consolidated group

4.1    Re-elect Mr. D. Jose Antonio Martinez Sampedro            Mgmt          Against                        Against
       as a Managing Director

4.2    Re-elect Mr. D. Luis Javier Martinez Sampredo             Mgmt          Against                        Against
       as a Managing Director

4.3    Re-elect Mr. Dra Encarnacion Martinez Sampredo            Mgmt          Against                        Against
       as a Managing Director

4.4    Re-elect Mr. D. Jose Ramon Romero Rodriguez               Mgmt          Against                        Against
       as a Director

4.5    Re-elect Mr. D. Jose Ignacio Cases Mendez as              Mgmt          Against                        Against
       a Director

4.6    Re-elect Mr. D. Joseph Zappala as an Independent          Mgmt          For                            For
       Director

4.7    Re-elect Mr. D. Eugenio Vela Sastre as an Independent     Mgmt          For                            For
       Director

4.8    Re-elect Mr. D. Juan Jose Zornoza Perez as an             Mgmt          For                            For
       Independent Director

5.     Grant authority to the acquisition of own shares          Mgmt          For                            For
       directly or indirectly

6.     Approve the delegation of powers                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COFIDE CIA FINANZIARIA DE BENEDETTI SPA, TORINO                                             Agenda Number:  701864820
--------------------------------------------------------------------------------------------------------------------------
        Security:  T19404101
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  IT0000070786
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       the Board of Directors and the Auditors report,
       any adjournment thereof

O.2    Approve the determination of Board of Directors           Mgmt          No Action
       components and their appointment

O.3    Approve the proposal of renew the authorization           Mgmt          No Action
       to buy and sell own shares

E.4    Amend the Article 9 of the Corporate By-Laws              Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 COFINIMMO SICAFI SA, BRUXELLES                                                              Agenda Number:  701769044
--------------------------------------------------------------------------------------------------------------------------
        Security:  B25654136
    Meeting Type:  EGM
    Meeting Date:  15-Dec-2008
          Ticker:
            ISIN:  BE0003593044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

I.A    Information and preliminaries formalities                 Non-Voting    No vote

I.B.1  Approve the project of merger between the companies:      Mgmt          No Action
       La Clairiere, L'oree Des Bois, Omega 8-10,
       S.I.T.E.C., Sogemaire, Rinsdelle, Sogipa Invest,
       Miroma Senior Service, Sogipa

I.B.2  Approve the general conditions of the merger              Mgmt          No Action
       resolution

I.B.3  Approve to fix the issue conditions of new shares         Mgmt          No Action
       to be created to exchange against shares or
       parts from the absorb Companies

I.B41  Approve the merger between Cofinimmo and La               Mgmt          No Action
       Clairiere

I.B42  Approve the merger between Cofinimmo and L'oree           Mgmt          No Action
       Des Bois

I.B43  Approve the merger between Cofinimmo and Omega            Mgmt          No Action
       8-10

I.B44  Approve the merger between Cofinimmo and S.I.T.E.C.       Mgmt          No Action

I.B45  Approve the merger between Cofinimmo and Sogemaire        Mgmt          No Action

I.B46  Approve the merger between Cofinimmo and Rinsdelle        Mgmt          No Action

I.B47  Approve the merger between Cofinimmo and Sogipa           Mgmt          No Action
       Invest

I.B48  Approve the merger between Cofinimmo and Miroma           Mgmt          No Action
       Senior Service

I.B49  Approve the merger between Cofinimmo and Sogipa           Mgmt          No Action

I.C    Definitive recognition of the mergers                     Non-Voting    No vote

I.D    Amend the Status as a Consequence of the mergers          Mgmt          No Action

I.E    Summary of the elements transferred regarding             Non-Voting    No vote
       the mergers

II.    Authorize the Board of Directors to acquire,              Mgmt          No Action
       to take pawn, and alienate own shares

III.   Approve the other amendments of the Status                Mgmt          No Action

IV.    Authorize the Board of Directors                          Mgmt          No Action

V.     Approve to give the power of execution                    Mgmt          No Action

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN NUMBERING OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 COFINIMMO SICAFI SA, BRUXELLES                                                              Agenda Number:  701794542
--------------------------------------------------------------------------------------------------------------------------
        Security:  B25654136
    Meeting Type:  EGM
    Meeting Date:  21-Jan-2009
          Ticker:
            ISIN:  BE0003593044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

I.A    Receive announcements on Mergers Projects, the            Non-Voting    No vote
       special Board report on mergers by absorption
       of La Clairiere, L'Oree du Bois, Omega 8-10,
       SITEC, Sogemaire, Rinsdelle, Sogipa Invest,
       Miroma Senior Service, and Sogipa, the special
       Auditor report on mergers by absorption of
       La Clairiere, L'Oree du Bois, Omega 8-10, SITEC,
       Sogemaire, Rinsdelle, Sogipa Invest, Miroma
       Senior Service, and Sogipa, the announcements
       on potential modifications of assets and liabilities
       of the Companies to be absorbed since introduction
       of mergers projects, the announcements on assets
       and liabilities of Cofinimmo and its subsidiaries,
       the announcements on compatibility of Corporate
       Purpose of the Companies to be absorbed and
       Cofinimmo

I.B.1  Approve the merger projects by absorption of              Mgmt          No Action
       La Clairiere, L'Oree du Bois, Omega 8-10, SITEC,
       Sogemaire, Rinsdelle, Sogipa Invest, Miroma
       Senior Service, and Sogipa

I.B.2  Approve the conditions of merger by absorption            Mgmt          No Action

I.B.3  Approve the issuance of shares in connection              Mgmt          No Action
       with acquisition

I.B41  Approve the merger by absorption of La Clairiere          Mgmt          No Action

I.B42  Approve the merger by absorption of L'Oree du             Mgmt          No Action
       Bois

I.B43  Approve the merger by absorption of Omega 8-10            Mgmt          No Action

I.B44  Approve the merger by absorption of SITEC                 Mgmt          No Action

I.B45  Approve the merger by absorption of Sogemaire             Mgmt          No Action

I.B46  Approve the merger by absorption of Rinsdelle             Mgmt          No Action

I.B47  Approve the merger by absorption of Sogipa Invest         Mgmt          No Action

I.B48  Approve the merger by absorption of Miroma Senior         Mgmt          No Action
       Service

I.B49  Approve the merger by absorption of Sogipa                Mgmt          No Action

I.C    Note Completion of Mergers                                Non-Voting    No vote

I.D    Amend the Articles to reflect changes in capital          Mgmt          No Action

I.E    Receive the description of real property to               Non-Voting    No vote
       be transferred

II.    Authorize the Board to repurchase shares in               Mgmt          No Action
       the event of a public tender offer or share
       exchange offer

III.   Amend the Articles regarding reference to New             Mgmt          No Action
       Legislation Regarding Ownership Thresholds
       Notifications

IV.    Grant authority for the filing of required documents/otherMgmt          No Action
       formalities

V.     Grant authority for the implementation of approved        Mgmt          No Action
       resolutions and filing of required documents




--------------------------------------------------------------------------------------------------------------------------
 COFINIMMO SICAFI SA, BRUXELLES                                                              Agenda Number:  701876863
--------------------------------------------------------------------------------------------------------------------------
        Security:  B25654136
    Meeting Type:  OGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  BE0003593044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Directors report                              Non-Voting    No vote

2.     Receive the Auditors report                               Non-Voting    No vote

3.     Approve the financial statements and allocation           Mgmt          No Action
       of income and dividends of EUR 6.37 per share
       for preference shareholders and of EUR 7.80
       per share for ordinary shareholders

4.     Receive the consolidated financial statements             Non-Voting    No vote
       and statutory reports

5.1    Approve the change of accounting principles               Mgmt          No Action
       for retained earnings

5.2    Receive the information about the change in               Mgmt          No Action
       accounting principles

6.     Grant discharge the Directors                             Mgmt          No Action

7.     Grant discharge the Auditors                              Mgmt          No Action

8.     Approve the clause of change of control regarding         Mgmt          No Action
       Pubstone Group

9.a    Elect Mr. Xavier De Walque as a Director                  Mgmt          No Action

9.b    Re-elect Mr. Vincent Doumier as a Director                Mgmt          No Action

9.c    Re-elect Mr. Gaetan Hannecart as an Independent           Mgmt          No Action
       Director

9.d    Re-elect Mr. Baudouin Velge as an Independent             Mgmt          No Action
       Director

10.    Transact other Business                                   Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 COLLINS STEWART PLC, LONDON                                                                 Agenda Number:  701911821
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4936L107
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  GB00B1H0K107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts                           Mgmt          For                            For

2.     Approve the report on Directors' remuneration             Mgmt          For                            For

3.     Declare a final dividend of 1.3p per share                Mgmt          For                            For

4.     Elect Mr. Mark Brown as a Director                        Mgmt          For                            For

5.     Re-appoint Mr. Terry Smith as a Director                  Mgmt          For                            For

6.     Re-appoint Mr. Keith Hamill as a Director                 Mgmt          For                            For

7.     Re-appoint Mr. Paul Baines as a Director                  Mgmt          For                            For

8.     Re-appoint Deloitte LLP as the Auditors                   Mgmt          For                            For

9.     Authorize the Directors to fix the Auditors               Mgmt          For                            For
       remuneration

10.    Authorize the Directors to allot relevant securities      Mgmt          For                            For

S.11   Approve to disapply pre-emption rights                    Mgmt          For                            For

S.12   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.13   Approve to call general meetings other than               Mgmt          Against                        Against
       an AGM on 14 clear days' notice




--------------------------------------------------------------------------------------------------------------------------
 COLOPLAST A/S, HUMLEBAEK                                                                    Agenda Number:  701777445
--------------------------------------------------------------------------------------------------------------------------
        Security:  K16018184
    Meeting Type:  AGM
    Meeting Date:  17-Dec-2008
          Ticker:
            ISIN:  DK0010309657
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the Directors' report on the activities           Mgmt          For                            For
       of the Company in the past FY

2.     Receive and adopt the audited annual report               Mgmt          For                            For

3.     Approve the distribution of the profit according          Mgmt          For                            For
       to the adopted annual report

4.a    Amend the Articles 3(1) and 4 B(1) of the Company's       Mgmt          For                            For
       Articles of Association as specified

4.b    Approve to reduce the Company's share capital             Mgmt          For                            For
       by a nominal amount of DKK 5 million of the
       Company's holding of treasury shares and to
       cancel these own shares, as specified; and
       amend, upon the approval of the reduction of
       the Company's share capital, Article 3(1) of
       the Articles of Association, as specified

4.c    Approve the specified general guidelines for              Mgmt          For                            For
       the Company's remuneration of the Members of
       the Board of Directors and the Executive Management

4.d    Authorize the Company's Board of Directors to             Mgmt          For                            For
       allow the Company to acquire treasury shares
       representing up to 10% of the share capital
       of the Company pursuant to the provisions of
       Section 48 of the Danish Companies Act, the
       highest and lowest amount to be paid for the
       shares is the price applicable at the time
       of purchase +/- 10%; [Authority expires at
       the AGM in 2009]

5.     Re-elect Messrs. Michael Pram Rasmussen, Niels            Mgmt          For                            For
       Peter Louis-Hansen, Sven Hakan Bjorklund, Per
       Magid, Attorney, Torsten E. Rasmussen, Jorgen
       Tang-Jensen and Ms. Ingrid Wiik as the Directors

6.     Re-elect PricewaterhouseCoopers Statsautoriseret          Mgmt          For                            For
       Revisionsaktieselskab as the Company's Auditor

7.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 COLT TELECOM GROUP SA, LUXEMBOURG                                                           Agenda Number:  701822620
--------------------------------------------------------------------------------------------------------------------------
        Security:  L18842101
    Meeting Type:  EGM
    Meeting Date:  17-Mar-2009
          Ticker:
            ISIN:  LU0253815640
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Elect Mr. Mark Ferrari as a Director                      Mgmt          No Action

E.1    Approve the capital reduction and amend the               Mgmt          No Action
       Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 COLT TELECOM GROUP SA, LUXEMBOURG                                                           Agenda Number:  701860238
--------------------------------------------------------------------------------------------------------------------------
        Security:  L18842101
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  LU0253815640
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Board of Directors             Mgmt          No Action
       on the consolidated and the unconsolidated
       financial statements and annual accounts of
       the Company for the FYE 31 DEC 2008

2.     Receive the consolidated and the unconsolidated           Mgmt          No Action
       financial statements and annual accounts of
       the Company for the FYE 31 DEC 2008 and the
       Independent Auditors' reports thereon

3.     Approve the consolidated financial statements             Mgmt          No Action
       and the annual accounts of the Company for
       the FYE 31 DEC 2008

4.     Approve the unconsolidated financial statements           Mgmt          No Action
       and annual accounts of the Company for the
       FYE 31 DEC 2008

5.     Approve the results of the Company for the FYE            Mgmt          No Action
       31 DEC 2008 by allocation of the annual net
       loss to the carry forward account

6.     Approve the Directors' remuneration report for            Mgmt          No Action
       the FYE 31 DEC 2008

7.     Grant discharge to the Directors and the Independent      Mgmt          No Action
       Auditors for the FYE 31 DEC 2008

8.     Re-elect Mr. Andreas Barth as a Director                  Mgmt          No Action

9.     Re-elect Mr. Tony Bates as a Director                     Mgmt          No Action

10.    Re-elect Mr. Rakesh Bhasin as a Director                  Mgmt          No Action

11.    Re-elect Mr. Vincenzo Damiani as a Director               Mgmt          No Action

12.    Re-elect Mr. Hans Eggerstedt as a Director                Mgmt          No Action

13.    Re-elect Mr. Mark Ferrari as a Director                   Mgmt          No Action

14.    Re-elect Mr. Gene Gabbard as a Director                   Mgmt          No Action

15.    Re-elect Mr. Simon Haslam as a Director                   Mgmt          No Action

16.    Re-elect Mr. Robert Hawley as a Director                  Mgmt          No Action

17.    Re-elect Mr. Tim Hilton as a Director                     Mgmt          No Action

18.    Re-elect Mr. Frans Van Den Hoven as a Director            Mgmt          No Action

19.    Re-elect Mr. Richard Walsh as a Director                  Mgmt          No Action

20.    Re-appoint PricewaterhouseCoopers S.a.r.l, as             Mgmt          No Action
       the Independent Auditors of the Company, to
       hold office until the conclusion of the next
       AGM

21.    Authorize the Directors to determine the remuneration     Mgmt          No Action
       of the Independent Auditors

22.    Authorize the Company to make market purchases            Mgmt          No Action
       of its ordinary shares of EUR 0.50 each on
       the London Stock Exchange the conditions set
       out under the Article 49-2 of the Law of 10
       AUG 1915 on Commercial Companies as amend to
       the following conditions; (a) the maximum aggregate
       number of ordinary share which may be purchased
       is 68,052,757; (b) ordinary shares may not
       be purchased on the London Stock Exchange at
       a price which is more than 5% above the average
       of the middle market quotations for the ordinary
       shares, as taken from the London Stock Exchange
       Daily Official List for the 5 business days
       preceding the date of purchase or which is
       less than EUR 0.50 per ordinary shares; [Authority
       shall expire no later than 15 months from the
       date of the conclusion of the 2009 AGM of the
       Company], the Company may before such expiry
       enter into a contract of purchase under which
       such purchase may be completed or executed
       wholly or partly after the expiration of this
       authority

23.    Amend the rules of the COLT Telecom Group S.A.            Mgmt          No Action
       Share Grant Plan as specified




--------------------------------------------------------------------------------------------------------------------------
 COMDIRECT BANK AG, QUICKBORN                                                                Agenda Number:  701861052
--------------------------------------------------------------------------------------------------------------------------
        Security:  D1548W102
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  DE0005428007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 15 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements, the group annual report, and the
       reports pursuant to Sections 289[4] and 315[4]
       of the German Commercial Code, as well as the
       corporate governance and remuneration report
       for the 2008 FY

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 57,900,534.15 as follows: payment
       of a dividend of EUR 0.41 per no-par share
       ex-dividend and payable date: 07 MAY 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Hamburg

6.     Appointment of the Auditors for the 2010 interim          Mgmt          For                            For
       report: PricewaterhouseCoopers AG, Hamburg

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares for trading purposes the Company shall
       be authorized to acquire own shares, at a price
       not deviating more than 10% from the market
       price of the shares, on or before 31 OCT 2010,
       the trading portfolio of shares acquired for
       such purpose shall not exceed 5% of the share
       capital at the end of any given day

8.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       31 OCT 2010, the Board of Managing Directors
       shall be authorized to sell the shares on the
       stock exchange or to offer them to all shareholders,
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares for acquisition purposes or
       as employee shares, or within the scope of
       the Company's Stock Option Plan 2000, to offer
       the shares to holders conversion or option
       rights, and to retire the shares

9.     Approval of the use of derivatives [call and              Mgmt          For                            For
       put options] for the purpose of acquiring own
       shares of up to 5% of the Company's share capital
       as per item 8

10.    Resolution on the creation of authorized capital          Mgmt          Against                        Against
       and the corresponding amendment to the Articles
       of Association, the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the share capital
       by up to EUR 70,000,000 through t he issue
       of new bearer no-par share s against contributions
       in cash and/or kind, on or before 05 MAY 2014
       [authorized capital 2009], shareholders shall
       be granted subscription rights except for residual
       amounts, for the issue of shares against contributions
       in kind, for a capital increase of up to 10%
       of the share capital and in order to grant
       such rights to holders of convertible and/or
       option rights

11.    Elections to the Supervisory Board: a) Mr. Frank          Mgmt          Against                        Against
       Annuscheit; b) Dr. Achim Kassow; c) Mr. Klaus
       Mueller-Gebel; d) Mr. Martin Zielke

12.    Amendment to Section 18[2]3 of the Articles               Mgmt          For                            For
       of Association in respect of proxy-voting instructions
       being issued in writing if they are not issued
       to a financial institution or shareholders




--------------------------------------------------------------------------------------------------------------------------
 COMFORTDELGRO CORPORATION LTD                                                               Agenda Number:  701868272
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1690R106
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SG1N31909426
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and audited        Mgmt          For                            For
       financial statements for the FYE 31 DEC 2008
       together with the Auditors report thereon

2.     Declare a final 1 tier tax exempt dividend of             Mgmt          For                            For
       2.4 cents per ordinary share in respect of
       the FYE 31 DEC 2008

3.     Approve the payment of Directors fees of SGD              Mgmt          For                            For
       505,000 for the FYE  31 DEC 2008

4.     Re-elect Mr. Kua Hong Pak as a Director retiring          Mgmt          For                            For
       pursuant to Article 91 of the Company's Articles
       of Association.

5.     Re-elect Mr. Wong Chin Huat, David, as a Director         Mgmt          For                            For
       retiring pursuant to Article 91 of the Company's
       Articles of Association

6.     Re-elect Dr. Wang Kai Yuen, as a Director retiring        Mgmt          For                            For
       pursuant to Article 91 of the Company's Articles
       of Association

7.     Re-appoint Messrs. Deloitte & Touche LLP as               Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

8.     Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue from time to time such number of
       shares in the Company as may be required to
       be issued pursuant to the exercise of options
       under the ComfortDelGro employees share option
       scheme, provided that the aggregate number
       of shares to be issued pursuant to the ComfortDelGro
       employees share option scheme shall not exceed
       15pct of the total number of issued shares
       in the capital of the company excluding treasury
       shares, from time to time




--------------------------------------------------------------------------------------------------------------------------
 COMINAR REAL ESTATE INVT TR                                                                 Agenda Number:  701918130
--------------------------------------------------------------------------------------------------------------------------
        Security:  199910100
    Meeting Type:  AGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  CA1999101001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR 'ABSTAIN' FOR RESOLUTION
       NUMBERS 1.1 TO 1.2 AND 2. THANK YOU.

1.1    Elect Mr. Alban D'Amours as a Director                    Mgmt          For                            For

1.2    Elect Ms. Ghislaine Laberge as a Director                 Mgmt          For                            For

2.     Appoint Ernst & Young LLP as the Auditors of              Mgmt          For                            For
       the REIT for the ensuing year and authorize
       the trustees to fix their remuneration

       Receive the financial statements of the REIT              Non-Voting    No vote
       for the FY ended 31 DEC 2008, together with
       the report of the Auditors thereon

       Transact other business                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 COMMONWEALTH PROPERTY OFFICE FUND                                                           Agenda Number:  701859437
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q27075102
    Meeting Type:  EGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  AU000000CPA7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of ASX Listing Rules            Mgmt          For                            For
       7.1 and 7.4, the issue of 240,545,859 ordinary
       units in CPA to Institutional Investors as
       specified

S.2    Amend the Constitution of Commonwealth Property           Mgmt          For                            For
       Office Fund by adding a new Clause 6.4, the
       terms of which are as specified




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE D'ENTREPRISES CFE SA, BRUXELLES                                                   Agenda Number:  701833558
--------------------------------------------------------------------------------------------------------------------------
        Security:  B27818135
    Meeting Type:  EGM
    Meeting Date:  03-Apr-2009
          Ticker:
            ISIN:  BE0003883031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Amend the Article 14 BIS of the status                    Mgmt          No Action

2.     Amend the Article 11 BIS AL 1, 2 and 3 of the             Mgmt          No Action
       status

3.     Amend the Article 18 of the status                        Mgmt          No Action

4.     Amend the Article 27 of the status                        Mgmt          No Action

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No Action
       REACH QUORUM, THERE WILL BE A SECOND AND DECISIVE
       EGM ON 07 MAY 2009, FOLLOWING THE OGM. CONSEQUENTLY,
       YOUR VOTING INSTRUCTIONS WILL REMAIN VALID
       FOR ALL CALLS UNLESS THE AGENDA IS AMENDED.
       PLEASE BE ALSO ADVISED THAT YOUR SHARES WILL
       BE BLOCKED UNTIL THE QUORUM IS MET OR THE MEETING
       IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF CONSERVATIVE CUT-OFF DATE AND QUORUM COMMENT.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE D'ENTREPRISES CFE SA, BRUXELLES                                                   Agenda Number:  701912912
--------------------------------------------------------------------------------------------------------------------------
        Security:  B27818135
    Meeting Type:  MIX
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  BE0003883031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the report of the Board of Directors              Non-Voting    No vote
       and the Auditor

2.     Approve the annual accounts                               Mgmt          No Action

3.     Approve the consolidated accounts                         Mgmt          No Action

4.     Approve the dividend                                      Mgmt          No Action

5.     Grant discharge to the Board of Directors                 Mgmt          No Action

6.     Grant discharge to the Auditor                            Mgmt          No Action

7.A    Approve to renew the mandate of Mr. Francioli             Mgmt          No Action

7.B    Approve to renew the mandate of Mr. Labeyrie              Mgmt          No Action

7.C    Approve to renew the mandate of Mr. Bentegeat             Mgmt          No Action

7.D    Approve to nominate Mr. Delusinne as a Director           Mgmt          No Action

7.E    Approve to nominate Mr. Steyaert as a Director            Mgmt          No Action

8.     Amend the Article 14bis of the status                     Mgmt          No Action

9.     Amend the Article 11bis of the status                     Mgmt          No Action

10.    Amend the Article 18 of the status                        Mgmt          No Action

11.    Amend the Article 27 of the status                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE MARITIME BELGE SA                                                                 Agenda Number:  701919295
--------------------------------------------------------------------------------------------------------------------------
        Security:  B2878R129
    Meeting Type:  MIX
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  BE0003817344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the report of the Board of Directors              Non-Voting    No vote
       and of the Joint Statutory Auditors for the
       FY closed at 31 DEC 2008

2.     Approve the annual accounts for the FY closed             Mgmt          No Action
       at 31 DEC 2008, prepared by the Board of Directors

3.     Approve, the profit to be allocated is distributed        Mgmt          No Action
       as follows: gross dividend [before withholding
       tax]: EUR 78,400,000.00; to the other reserves:
       EUR 26,719.90; to be carried forward: EUR 340,752,494.42
       total: EUR 419,179,214.32 the dividend will
       be made payable as from 18 MAY 2009

4.     Grant Discharge to the current Directors of               Mgmt          No Action
       the Company: Mrs. Virginie Saverys and Messrs.
       Marc Saverys, Ludwig Criel, Benoit Timmermans,
       Etienne Davigno, Thomas Leysen, Jean Peterbroeck,
       Alexander Saverys, Nicolas Saverys and Eric
       Verbeeck, for any liability arising from the
       carrying out of their mandate in the course
       of the FY under revision

5.     Grant discharge to the Joint Statutory Auditor's          Mgmt          No Action
       of the Company, consisting of KPMG Bedrijfsrevisoren
       represented by Mr. Serge Cosijns [partner],
       and of Helga Platteau Bedrijfsrevisor BVB a
       represented by Mrs. Helga Platteau [permanent
       representative], for any liability arising
       from the carrying out of their mandate in the
       course of the FY under revision

6.A    Appoint Mr. Marc Saverys as a Director, for               Mgmt          No Action
       a period of 3 years expiring immediately after
       the shareholders' meeting of 2012

6.B    Appoint Mr. Lud Wig Criel as a Director, for              Mgmt          No Action
       a period of 3 years expiring immediately after
       the shareholders' meeting of 2012

6.C    Appoint Mr. Alexander Saverys as a Director,              Mgmt          No Action
       for a period of 3 years expiring immediately
       after the shareholders' meeting of 2012

7.     Approve, every Director receives a fixed annual           Mgmt          No Action
       fee of EUR 25,000 for the carrying out of their
       mandate, the Chairman receives EUR 75,000,
       every Director also receives an attendance
       fee of EUR 5,000 per Board meeting attended
       every Member of the Audit Committee receives
       a fixed annual fee of EUR 12,500 and the Chairman
       of the Audit Committee receives EUR 25,000
       every Member of the nomination and remuneration
       Committee receives a fixed annual fee of EUR
       3,000

8.     Approve, as from 01 JAN 2009 the amount of the            Mgmt          No Action
       fees paid to the Joint Auditors is fixed at
       EUR 88,936 year for the review of the statutory
       accounts and at EUR 199,685 year for the consolidated
       accounts

9.     Update on the compliance with the Belgian Corporate       Non-Voting    No vote
       Governance Code

10.    Miscellaneous                                             Non-Voting    No vote

11.    Approve to renew the authorization to acquire             Mgmt          No Action
       and sell own shares, as approved by the extraordinary
       shareholders' meeting of 13 MAY 2008, as follows:
       to authorize the Board of Directors of the
       Company and its direct subsidiaries to acquire,
       in accordance with the conditions of the Law,
       with available assets within the meaning of
       Article 617 of the Code of Companies, for a
       period of 5 years as from the date of the EGM
       which approved this proposal, through the stock
       exchange, the maximum amount permitted by the
       Code of Companies - of the existing shares
       of the Company at a price per share equal to
       the average of the last 5 closing prices of
       the CMB share on Euronext Brussels before the
       acquisition increased by maximum 20% or decreased
       by maximum 20%, where all shares already purchased
       by the Company and its direct subsidiaries
       need to be taken into account to sell the acquired
       shares of the Company in accordance with the
       conditions of the Law, for a period of 6 years
       as from the date of the EGM which approved
       this proposal, through the stock exchange,
       at a price per share equal to the average of
       the last 5 closing prices of the CMB share
       on Euronext Brussels before the sale, increased
       by maximum 20% or decreased by maximum 20%

12.A   Approve, the Board of Directors sets up an Audit          Mgmt          No Action
       Committee in its midst and under its responsibility
       the composition of the Audit Committee, the
       powers, tasks and working procedure should
       comply with the provisions of article 526 BIS
       Code of Companies

12.B   Approve, the Board of Directors has the power             Mgmt          No Action
       to set up in its midst and under its responsibility
       Additional Advisory Committees, such as a nomination
       and remuneration Committee the Board decides
       on the composition, power, tasks and, if necessary,
       the remuneration of these Committees and determines
       their working procedures

13.    Approve the replacement of paragraphs 5 and               Mgmt          No Action
       7 of Article 14 of the Co-ordinated Articles
       by the following text : the notifications referred
       to above should be addressed to the banking,
       finance and insurance commission and the Company,
       preferably electronically, the content of the
       notifications and the legal time limits within
       which the notifications should be made, as
       well as the applicable legal instructions are
       subject to the provisions of the transparency
       Law of 02 MAY 2007 and its implementing decrees

14.    Co-ordination of the Articles of Association              Non-Voting    No vote

15.    Authorization to the Board of Directors to execute        Non-Voting    No vote
       the decisions




--------------------------------------------------------------------------------------------------------------------------
 COMPTON PETE CORP                                                                           Agenda Number:  701874566
--------------------------------------------------------------------------------------------------------------------------
        Security:  204940100
    Meeting Type:  MIX
    Meeting Date:  11-May-2009
          Ticker:
            ISIN:  CA2049401003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FOR" OR "WITHHOLD" ONLY FOR RESOLUTIONS
       "1.1 to 1.9" AND "2" AND "IN FOR" OR ''AGAINST"
       ONLY FOR RESOLUTION NUMBERS "3". THANK YOU.

       Receiving the financial statements for the YE             Non-Voting    No vote
       31 DEC 2008 together with the report of the
       Auditors' thereon

1.1    Elect Mr. J. Stephens Allan as a Board of Director        Mgmt          For                            For

1.2    Elect Mr. Mel F. Belich as a Board of Director            Mgmt          For                            For

1.3    Elect Mr. David Fitzpatrick as a Board of Director        Mgmt          For                            For

1.4    Elect Mr. Tim Granger as a Board of Director              Mgmt          For                            For

1.5    Elect Mr. R. Bradley Hurtubise as a Board of              Mgmt          For                            For
       Director

1.6    Elect Mr. Irvine J. Koop as a Board of Director           Mgmt          For                            For

1.7    Elect Mr. Peter K. Seldin as a Board of Director          Mgmt          For                            For

1.8    Elect Mr. Warren Shimmerlik as a Board of Director        Mgmt          For                            For

1.9    Elect Mr. Jeffrey T. Smith as a Board of Director         Mgmt          For                            For

2.     Appoint Grant Thornton LLP, Chartered Accountants,        Mgmt          For                            For
       as the Auditors and authorize the Director
       of the Company to fix the Auditors' remuneration

3.     Ratify the shareholder Rights Plan of the Company         Mgmt          For                            For
       as specified

       Transact such other business [if any]                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 COMPUTACENTER PLC, HATFIELD HERTFORDSHIRE                                                   Agenda Number:  701892920
--------------------------------------------------------------------------------------------------------------------------
        Security:  G23356127
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  GB00B1649052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       31 DEC 2008, together with the reports of the
       Director and the Auditors thereon

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

3.     Declare and approve the final dividend of 5.5             Mgmt          For                            For
       pence per ordinary share

4.a    Re-elect Mr. P.W. Hulme as a Non-Executive Director,      Mgmt          For                            For
       who retires in accordance with the combined
       code having been in office for an continuous
       period of more than 9 years

4.b    Re-elect Mr. G.H. Lock as a Non-Executive Director        Mgmt          For                            For
       of the Company, who retires in accordance with
       the combined code having been appointed since
       the last AGM

4.c    Re-elect Mr. P.J. Ogden as a Non-Executive Director,      Mgmt          For                            For
       who retires in accordance with the combined
       code having been in office for an continuous
       period of more than 9 years

4.d    Re-elect Mr. J. Ormerod as a Non-Executive Director       Mgmt          For                            For
       of the Company, who retires by rotation

5.     Re-appoint Ernst & Young LLP as the Auditor,              Mgmt          For                            For
       until the conclusion of the next general meeting
       at which account are laid before the Company

6.     Authorize the Director to determine the Auditors'         Mgmt          For                            For
       remuneration

7.     Approve that the authority to allot relevant              Mgmt          For                            For
       securities conferred on the Directors by Article
       9.2 of the Company's Articles of Association
       be renewed for the period ending on the date
       of the AGM in 2010 and for such period the
       section 80 amount shall be GBP 3,061,325 representing
       a maximum of 51,022,080 ordinary shares of
       6p each

S.8    Approve that, subject passing of Resolution               Mgmt          For                            For
       7 above, the power to allot equity securities
       for cash conferred on the Directors by Article
       9.3 of the Company's Articles of Association
       be renewed for the period referred to in such
       resolution and for such period the Section
       89 amount shall be GBP 459,199 representing
       a maximum on 7,653,312 ordinary shares of 6p
       each

S.9    Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163 of that Act] of ordinary
       shares of 6p each [ordinary shares] of 15,306,624
       ordinary shares of 6p each in the capital of
       the Company [ordinary shares] provided that,
       at a minimum price which may be paid for a
       ordinary share is 6p; the maximum price which
       may pay be paid for an ordinary share is an
       amount equal to 105% of the average of the
       middle market quotations for and ordinary share
       as derived from London Stock Exchange Daily
       official List for the 5 business days immediately
       preceding the day on which that ordinary share
       is purchased; or the price stipulated by Articles
       5(1) of the buy-back and stabilization regulation
       2003 ; [Authority expires at the conclusion
       of the AGM of the Company held in 2010]; and
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.10   Approve that the general meeting [other than              Mgmt          Against                        Against
       an AGM] may be called on not less than 14 clear
       days notice and that this authority shall expire
       at the conclusion of the AGM of the Company
       held in 2010

11     Approve that the limit on individual participation        Mgmt          For                            For
       under the Computacenter Performance Share Plan
       2005 be increased so that the initial market
       value of the shares subject to an award shall
       not exceed 2 times the participants basic annual
       salary or in exceptional circumstances 3 times
       the participant's basic salary at he time the
       award is made




--------------------------------------------------------------------------------------------------------------------------
 COMPUTERSHARE LTD                                                                           Agenda Number:  701716156
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q2721E105
    Meeting Type:  AGM
    Meeting Date:  11-Nov-2008
          Ticker:
            ISIN:  AU000000CPU5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting    No vote
       report and the Auditor's report for the YE
       30 JUN 2008

2.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008

3.     Re-elect Mr. A. N. Wales as a Director, who               Mgmt          For                            For
       retires from the office under Clause 66 of
       the Company's Constitution

4.     Re-elect Mr. S. D. Jones as a Director, who               Mgmt          For                            For
       retires from the office under Clause 66 of
       the Company's Constitution

5.     Elect Mrs. N. P. Withnall as a Director, who              Mgmt          For                            For
       retires from the office under Clause 65 of
       the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 COMSYS HOLDINGS CORPORATION                                                                 Agenda Number:  701996021
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5890P106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3305530002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Retirement Allowance for Retiring Directors       Mgmt          Against                        Against
       and Retiring Corporate Auditors, and Payment
       of Accrued Benefits associated with Abolition
       of Retirement Benefit System for Current Directors
       and Corporate Auditors

6.     Determination of Amount and Content of Stock              Mgmt          For                            For
       Compensation-Type Stock Options for Directors

7.     Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES SA CAF, GUIPUZCOA                                Agenda Number:  701935629
--------------------------------------------------------------------------------------------------------------------------
        Security:  E31774115
    Meeting Type:  OGM
    Meeting Date:  06-Jun-2009
          Ticker:
            ISIN:  ES0121975017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 564633 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       07 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the individual annual financial statements        Mgmt          For                            For
       of the Company and the consolidated group for
       the FYE 31 DEC 2008

2.     Approve the proposal for the allocation of profits/losses Mgmt          For                            For
       and the distribution of dividends for the FYE
       31 DEC 2008

3.     Authorize the Board of Directors, with the express        Mgmt          For                            For
       power of delegation, for the derivative acquisition
       of the Company's own shares

4.     Re-elect the Councils                                     Mgmt          For                            For

5.     Re-elect the Account Auditors                             Mgmt          For                            For

6.     Approve the delegation of powers to formalize             Mgmt          For                            For
       and execute all resolutions adopted by the
       shareholders at the general shareholders' meeting,
       for conversion thereof into a public instrument
       and for the interpretation, correction and
       supplementation thereof or further elaboration
       thereon until the required registrations are
       made

7.     Approve the minute                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CONWERT IMMOBILIEN INVEST SE, WIEN                                                          Agenda Number:  701949779
--------------------------------------------------------------------------------------------------------------------------
        Security:  A1359Y109
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  AT0000697750
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 570051 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the annual financial statements as of             Mgmt          No Action
       31 DEC 2008 including notes and management
       report, the consolidated financial statements
       according to IFRS as of 31 DEC 2008 including
       the notes and management report, and the report
       of the administrative Board in accordance with
       Section 41 Para 3 of the Austrian Societas
       Europaea Act (SE-Act), as well as the presentation
       of the annual report of the administrative
       Board pursuant to Section 58 of the SE-Act

2.     Approve the appropriation of accumulated profit           Mgmt          No Action
       of the FY 2008

3.     Grant discharge to the Members of the administrative      Mgmt          No Action
       Board for the FY 2008

4.     Grant discharge to the Members of the Executive           Mgmt          No Action
       Board for the FY 2008

5.     Appoint the Auditor of the annual financial               Mgmt          No Action
       statements and the consolidated financial statements
       for the FY 2009

6.     Elect the Administrative Board Members                    Mgmt          No Action

7.     Approve the remuneration of the Members of the            Mgmt          No Action
       first Administrative Board of the Company

8.     Approve the remuneration of the Members of the            Mgmt          No Action
       Administrative Board for the current FY and
       future FY

9.     Authorize the Administrative Board in accordance          Mgmt          No Action
       with Section 174 Para 3 in conjunction with
       Section 174 Para 2 of the Stock Corporation
       Act (AktG) analogously, to issue, within 5
       years from the adoption of this resolution,
       thus until 26 MAY 2014, jouissance right capital
       in the form of debenture-like rights, shareholder
       beneficial rights or other forms, however,
       without exchange, conversion, subscription
       or other rights that entitle jouissance right
       holders to acquire shares of the Company, at
       a nominal value of a maximum of EUR 400 million
       in 1 or several tranches and maintaining the
       subscription rights of shareholders, and to
       determine all further conditions regarding
       jouissance right capital as well as the issue
       of jouissance shares

10.a   Authorize the Administrative Board, applicable            Mgmt          No Action
       for 30 months from the day of the adoption
       of the resolution, in accordance with Section
       65 Para 1 (8)and Para 1a and 1b of the Stock
       Corporation Act (AktG) for the acquisition
       of treasury shares of the Company up to 10%
       of the Company's share capital, with the lowest
       value to be paid when repurchasing amounting
       EUR 1.00 and the highest value to be paid when
       repurchasing amounting to EUR 10.00, as well
       as for determining the repurchasing conditions,
       where the administrative Board shall publish
       the resolution by the administrative Board
       and the respective repurchasing programme based
       on it (respectively), including its duration
       in accordance with legal provisions; the authorization
       may be exercised completely or partially, or
       in several parts and in pursuit of 1 or several
       purposes, by the Company, a subsidiary (Section
       228 Para. 3 of the Austrian Commercial Code
       (UGB)) or by a third party for the account
       of the Company; trading treasury shares is
       excluded as a purpose of acquisition

10.b   Authorize the Administrative Board to withdraw            Mgmt          No Action
       the shares acquired on the basis of the resolution
       pursuant to item 10.a) of the agenda without
       any further resolution by the AGM (including
       authorization of the administrative Board of
       the Company to resolve on amendments to the
       Articles of Association of the Company which
       result from- 3 -the withdrawal of such shares),
       or to sell them again and to determine the
       conditions of sale; the authorization may be
       exercised completely or in several parts and
       in pursuit of 1 or several purposes by the
       Company, a subsidiary(Section 228 Para 3 of
       the Commercial Code (UGB)) or by a third party
       for the account of the Company

10.c   Authorize the Administrative Board, valid for             Mgmt          No Action
       a duration of 5 years from the day of the adoption
       of the resolution, in accordance with Section
       65 Para 1b AktG, to resolve on a legally admissible
       manner of selling treasury shares other than
       via the stock exchange or a public tender offer
       for the sale of treasury shares, also excluding
       repurchasing rights of shareholders, and to
       determine the conditions of sale

11.1   Amend Section 8 of the Articles of Association,           Mgmt          No Action
       so that Section 8 will read as follows: the
       Members of the administrative Board shall maintain
       silence regarding matters of the Company, in
       particular regarding Company and business secrets;
       Section 84 AktG and Section 99 AktG shall be
       applicable mutatis mutandis

11.2   Amend Section 8 of the Articles of Association,           Mgmt          No Action
       so that Section 8 will read as follows: the
       Administrative Board shall be authorized to
       release Members of the administrative Board
       from the prohibition of competition of Section
       79 AktG in individual cases, in which case
       the relevant administrative Board Member shall
       not be entitled to vote




--------------------------------------------------------------------------------------------------------------------------
 COOKSON GROUP PLC, LONDON                                                                   Agenda Number:  701806905
--------------------------------------------------------------------------------------------------------------------------
        Security:  G24108212
    Meeting Type:  EGM
    Meeting Date:  17-Feb-2009
          Ticker:
            ISIN:  GB00B07V4P80
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 193,496,312 divided
       into 1,934,963,124 ordinary shares of 10 pence
       each to GBP 350,000,000 divided into 3,500,000,000
       ordinary shares of 10 pence each in the Company

2.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of resolution 1 as specified,
       to allot relevant securities, by Article 9.2
       of the Articles of Association for the prescribed
       period ending on the date of the Company's
       AGM in 2009 or on 30 JUN 2009, whichever is
       the earlier, be varied by increasing the Section
       80 amount [as defined in the Articles of Association]
       by GBP 340,172,878 to GBP 347,259,344

3.     Approve the amendments to the Cookson Group               Mgmt          For                            For
       Long-Term Incentive Plan 2004 as specified
       summarized on page 35 of the prospectus dated
       29 JAN 2009 [Prospectus] and authorize the
       Remuneration Committee to carry the same into
       effect

S.4    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of resolutions 1 and 2 as specified, to allot
       equity securities [as specified in Section
       94 of the Companies Act] pursuant to the authority
       given by the resolution 2, wholly for cash
       up to an aggregate nominal amount of GBP 255,129,315
       [equivalent to 2,551,293,150 Ordinary Shares]
       in connection with the Rights Issue as if Section
       89[1] of the Companies Act did not apply to
       such allotment; [Authority expires until the
       end of the Company's next AGM in 2009]; the
       Cookson may allot relevant securities after
       this authority ends if the allotment is made
       pursuant to an agreement or offer which was
       made before this authority ends




--------------------------------------------------------------------------------------------------------------------------
 COOKSON GROUP PLC, LONDON                                                                   Agenda Number:  701896497
--------------------------------------------------------------------------------------------------------------------------
        Security:  G24108212
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  GB00B07V4P80
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report and accounts                    Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Re-elect Mr. Mike G. Butterworth                          Mgmt          For                            For

4.     Re-elect Mr. Jeff L. Hewitt                               Mgmt          For                            For

5.     Re-elect Mr. Robert B. Beeston                            Mgmt          For                            For

6.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company

7.     Approve the remuneration of the Auditor                   Mgmt          For                            For

8.     Grant authority for the issue of equity or equity-linked  Mgmt          Against                        Against
       securities with pre-emptive rights under a
       general authority up to aggregate nominal amount
       of GBP 92,130,030 and an additional amount
       pursuant to a rights issue of up to GBP 92,130,030

S.9    Grant authority for the issue of equity or equity-linked  Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 13,819,504

S.10   Grant authority to make Market Purchases of               Mgmt          For                            For
       276,390,090 Ordinary Shares of 10 Pence each
       or 27,639,009 Ordinary Shares of GBP 1 each
       if Resolution 13 is passed

11.    Authorize the Company and its Subsidiaries to             Mgmt          For                            For
       make EU Political Donations to Political Parties,
       and/or Independent Election Candidates, to
       Political Organizations other than Political
       Parties and to incur EU Political expenditure
       up to GBP 100,000

S.12   Grant authority to call a general meeting on              Mgmt          Against                        Against
       14 clear days notice

13.    Approve to consolidate all unissued ordinary              Mgmt          For                            For
       shares into new ordinary shares on the basis
       of 10 ordinary shares for 1 Unissued new ordinary
       share consolidate all issued ordinary shares
       into new ordinary shares on the basis of 10
       ordinary shares for 1 new ordinary share

S.14   Grant authority to amend the Articles of Association      Mgmt          For                            For
       with effect from 01 OCT 2009

15.    Grant authority to revoke any deemed limit as             Mgmt          For                            For
       to the amount of shares that can be allotted

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CORONA CORPORATION                                                                          Agenda Number:  701998366
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0829N108
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3305950002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 CORPORACION FINANCIERA ALBA SA, MADRID                                                      Agenda Number:  701920248
--------------------------------------------------------------------------------------------------------------------------
        Security:  E33391132
    Meeting Type:  OGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  ES0117160111
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the individual and consolidated annual            Mgmt          For                            For
       accounts of the exercise 2008

2.     Approve the Management of the Board of Directors          Mgmt          For                            For
       of 2008

3.     Approve to distribute profits and pay dividend            Mgmt          For                            For

4.     Appoint and re-elect the Board Members                    Mgmt          For                            For

5.     Grant authority for the acquisition of own shares         Mgmt          For                            For

6.     Approve to reduce the social capital through              Mgmt          For                            For
       the amortization of shares that part of the
       Company a date of the OGM

7.     Approve to transfer the surfeit of legal reserve          Mgmt          For                            For
       to voluntary reserve

8.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the social capital until the limit of the Corporations
       Act

9.     Approve the Delegation of the faculty of issued           Mgmt          For                            For
       fixed income securities until a max of 500.000.000
       euros

10.    Grant authority for the execution of the agreements       Mgmt          For                            For

11.    Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CORPORATE EXPRESS AUSTRALIA LIMITED                                                         Agenda Number:  701870037
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q28881102
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  AU000000CXP9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report, the Directors'       Non-Voting    No vote
       report and the Auditor's report of the Company
       for the YE 31 JAN 2009

2.A    Re-elect Mr. Bjorn Maarud as a Director of the            Mgmt          Against                        Against
       Company, who retires under Clause 18.6 of the
       Company's Constitution

2.B    Re-elect Mr. Peter Ventress as a Director of              Mgmt          Against                        Against
       the Company, who retires under Clause 18.6
       of the Company's Constitution

2.C    Re-elect Mr. Paul Hitchcock as a Director of              Mgmt          Against                        Against
       the Company, who retires under Clause 18.6
       of the Company's Constitution

2.D    Re-elect Mr. Ian Pollard as a Director of the             Mgmt          For                            For
       Company, who retires by rotation under Clause
       19.2 of the Company's Constitution

2.E    Re-elect Mr. John Randall as a Director of the            Mgmt          For                            For
       Company who retires by rotation under Clause
       19.2 of the Company's Constitution

2.F    Re-elect Mr. Grant Logan as a Director of the             Mgmt          Against                        Against
       Company, who retires by rotation under Clause
       19.2 of the Company's Constitution

3.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to offer to the Company's Chief Executive Officer
       and Managing Director, Mr. Paul Hitchcock,
       pursuant to the Corporate Express Australia
       Limited Long Term Incentive Plan, up to a maximum
       number of 600,000 performance share rights
       over ordinary shares in the capital of the
       Company, and upon exercise of those rights,
       a maximum number of 600,000 fully paid ordinary
       shares in the capital of the Company

4.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to offer to the Company's Chief Operating Officer
       Mr. Malcolm Keefe, pursuant to the Corporate
       Express Australia Limited Long Term Incentive
       Plan, up to a maximum number of 306,000 performance
       share rights over ordinary shares in the capital
       of the Company, and upon exercise of those
       rights, a maximum number of 306,000 fully paid
       ordinary shares in the capital of the Company

5.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to offer to the Company's Chief Financial Officer
       Mr. Grant Logan, pursuant to the Corporate
       Express Australia Limited Long Term Incentive
       Plan, up to a maximum number of 306,000 performance
       share rights over ordinary shares in the capital
       of the Company, and upon exercise of those
       rights, a maximum number of 306,000 fully paid
       ordinary shares in the capital of the Company

6.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to offer to the Company's Chief Information
       Officer and an Alternative Executive Director,
       Mr. Garry Whatley, pursuant to the Corporate
       Express Australia Limited Long Term Incentive
       Plan, up to a maximum number of 200,000 performance
       share rights over ordinary shares in the capital
       of the Company, and upon exercise of those
       rights, a maximum number of 200,000 fully paid
       ordinary shares in the capital of the Company

7.     Appoint Ernst and Young as the Auditor by the             Mgmt          For                            For
       Board of Directors of the Company to fill a
       casual vacancy under Section 327C of the Corporations
       act is effective until the Company's next AGM,
       continue in office as the Auditor of the Company

8.     Adopt the remuneration report as specified                Mgmt          Against                        Against

       PLEASE NOTE THAT ANY INDIVIDUAL OR RELATED PARTY          Non-Voting    No vote
       TO ANY SPECIFIC VOTE EXCLUSION WHICH HAS OBTAINED
       BENEFIT OR DOES EXPECT TO OBTAIN FUTURE BENEFIT
       SHOULD NOT VOTE [OR VOTE 'ABSTAIN'] FOR THE
       RELEVANT PROPOSAL ITEMS. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CORUS ENTMT INC                                                                             Agenda Number:  701787105
--------------------------------------------------------------------------------------------------------------------------
        Security:  220874101
    Meeting Type:  OGM
    Meeting Date:  14-Jan-2009
          Ticker:
            ISIN:  CA2208741017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AGM THANK YOU.                Non-Voting    No vote

       To receive and consider the consolidated financial        Non-Voting    No vote
       statements of the Company for its FYE 31 AUG
       2008, together with the report of the Auditors
       thereon

1.     To fix the number of Directors within the minimum         Non-Voting    No vote
       and maximum number at 12

2.1    To elect Mr. Pierre Beland as a Director for              Non-Voting    No vote
       the ensuing year

2.2    To elect Mr. Fernand Belisle as a Director for            Non-Voting    No vote
       the ensuing year

2.3    To elect Mr. John M. Cassaday as a Director               Non-Voting    No vote
       for the ensuing year

2.4    To elect Mr. Dennis Erker as a Director for               Non-Voting    No vote
       the ensuing year

2.5    To elect Mr. Carolyn Hursh as a Director for              Non-Voting    No vote
       the ensuing year

2.6    To elect Ms. Wendy A. Leaney as a Director for            Non-Voting    No vote
       the ensuing year

2.7    To elect Ms. Susan E.C. Mey as a Director for             Non-Voting    No vote
       the ensuing year

2.8    To elect Mr. Ronald D. Rogers as a Director               Non-Voting    No vote
       for the ensuing year

2.9    To elect Ms. Catherine Roozen as a Director               Non-Voting    No vote
       for the ensuing year

2.10   To elect Mr. Terrence Royer as a Director for             Non-Voting    No vote
       the ensuing year

2.11   To elect Ms. Heather A. Shaw as a Director for            Non-Voting    No vote
       the ensuing year

2.12   To elect Ms. Julie M. Shaw as a Director for              Non-Voting    No vote
       the ensuing year

3.     To appoint Ernst & Young LLP as the Auditors              Non-Voting    No vote
       of the Company and authorize the Directors
       to fix the remuneration of such Auditors

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 COSCO CORPORATION (SINGAPORE) LTD                                                           Agenda Number:  701878881
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1764Z208
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2009
          Ticker:
            ISIN:  SG1S76928401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director's report and               Mgmt          Abstain                        Against
       Audited financial statements for the FYE 31
       DEC 2008 together with the Auditor's Report
       thereon

2.     Approve to declare a 1st and Final Dividend               Mgmt          For                            For
       of SGD 0.04 per ordinary share for the YE 31
       DEC 2008

3.     Approve to declare a Special Dividend of SGD              Mgmt          For                            For
       0.03 per ordinary share for the year ended
       31 DEC 2008

4.     Approve the payment of Director's fees of SGD             Mgmt          For                            For
       234,167 for the YE 31 DEC 2008

5.     Re-elect Mr. Li Jian Hong as a Director who               Mgmt          Against                        Against
       retires in accordance with Article 98 of the
       Articles of Association of the Company

6.     Re-elect Dr. Wang Kai Yuen as a Director who              Mgmt          For                            For
       retires in accordance with Article 98 of the
       Articles of Association of the Company

7.     Re-elect Mr. Jiang Li Jun as a Director who               Mgmt          Against                        Against
       retires in accordance with Article 104 of the
       Articles of Association of the Company

8.     Re-elect Mr. Zhang Liang as a Director who retires        Mgmt          Against                        Against
       in accordance with Article 104 of the Articles
       of Association of the Company

9.     Re-appoint Mr. Tom Yee Lat Shing as a Director,           Mgmt          For                            For
       who retire under Section 153[6] of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM of the Company

10.    Re-appoint Messrs. PricewaterhouseCoopers LLP             Mgmt          For                            For
       as Auditors and to authorize the Directors
       to fix their remuneration

11.    Authorize the Directors, pursuant the Section             Mgmt          For                            For
       161 of the Companies Act [Chapter 50] and the
       Listing Rules of the Singapore Exchange Securities
       Trading Limited [the Listing Rules], to allot
       and issue:- [a] shares in the capital of the
       Company[whether by way of bonus, rights or
       otherwise]; or [b] convertible securities;
       or [c] additional securities issued pursuant
       to Rule 829 of the Listing Rules; or [d] shares
       arising from the conversion of convertible
       securities in this Resolution, at any time
       and upon such terms and conditions and for
       such purposes as the Directors may in their
       absolute discretion deem fit provided that
       : the aggregate number of shares and convertible
       securities that may be issued shall not be
       more than 50% of the issued shares in the capital
       of the Company [calculated in accordance with
       this Resolution], of which the aggregate number
       of shares and convertible securities issued
       other than on a pro rata basis to existing
       shareholders must be not more than 20% of the
       issued shares in the capital of the Company
       [calculated in accordance with this Resolution];
       and for the purpose of determining the aggregate
       number of shares and convertible securities
       that may be issued pursuant to this Resolution,
       the percentage of issued share capital shall
       be calculated based on the issued shares in
       the capital of the Company at the time of the
       passing of this resolution after adjusting
       for [a] new shares arising from the conversion
       or exercise of any convertible securities;
       [b] new shares arising from exercising share
       options or vesting of share awards outstanding
       or subsisting at the time of the passing of
       this resolution and; [c] any subsequent consolidation
       or subdivision of shares; and [Authority expires
       the earlier or until the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held]

12.    Authorize the Directors to offer and grant options        Mgmt          For                            For
       [Options] in accordance with the provisions
       of the Cosco Group Employees' Share Option
       Scheme 2002 [Scheme] and to allot and issue
       from time to time such number of shares in
       the capital of the Company as may be required
       to be issued pursuant to the exercise of Options
       granted under the Scheme, provided that the
       total number of Shares to be offered under
       the Scheme shall not in total exceed [15] %
       of the issued share capital of the Company
       on the day preceding any Offer Date at any
       time and from time to time during the existence
       of the Scheme

13.    Approve the renewal of the mandate for the purposes       Mgmt          For                            For
       of Chapter 9 of the Listing Manual of the SGX-ST,
       for the Company, its subsidiaries and associated
       companies or any of them to enter into any
       of the transactions falling within the types
       of Interested Person Transactions, particulars
       of which are as specified to the annual report
       of the Company for the FYE 31 DEC 2008 with
       any party who is of the class of Interested
       Persons as specified provided that such transactions
       are made on normal commercial terms and will
       not be prejudicial to the interests of the
       Company and its minority shareholders and in
       accordance with the review procedures as specified;
       and authorize the Audit Committee of the Company
       to take such actions as it deems proper in
       respect of such procedures and/or to modify
       or implement such procedures as may be necessary
       to take into consideration any amendment to
       Chapter 9 of the Listing Manual of the SGX-ST
       which may be prescribed by the SGX-ST from
       time to time; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including all such documents as
       may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to this Resolution; and [Authority
       expires the earlier or until the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 COUNTRY GARDEN HOLDINGS CO LTD, GUANGDONG                                                   Agenda Number:  701937647
--------------------------------------------------------------------------------------------------------------------------
        Security:  G24524103
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  KYG245241032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO             Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU."

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the report of the Directors and the Independent
       Auditor's report of the Company for the YE
       31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. CUI Jianbo as a Director                     Mgmt          Against                        Against

3.b    Re-elect Ms. YANG Huiyan as a Director                    Mgmt          Against                        Against

3.c    Re-elect Mr. OU Xueming as a Director                     Mgmt          Against                        Against

3.d    Re-elect Mr. TONG Wui Tung, Ronald as a Director          Mgmt          For                            For

3.e    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' Fee

4.     Re-appoint Auditors of the Company and authorize          Mgmt          For                            For
       the Board of Directors of the Company to fix
       their remunerations

5.     Authorize the Directors, subject to paragraph             Mgmt          For                            For
       (c) below, and pursuant to the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited [the Listing Rules], to
       allot, issue and deal with any unissued shares
       in the capital of the Company and to make or
       grant offers, agreements and options [including
       but not limited to warrants, bonds and debentures
       convertible into shares of the Company] during
       and after the relevant period; (a) above, otherwise
       than pursuant to i) a Right Issue [as hereinafter
       defined; or ii) an issue of shares upon the
       exercise of options which may be granted under
       any share option scheme or under any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to officers
       and/or employees of the Company and/or any
       of its subsidiaries or any other person of
       shares or rights to acquire shares of the Company;
       or iii) any scrip dividend schemes or similar
       arrangements providing for the allotment and
       issue of shares in lieu of the whole or part
       of a dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       or iv) a specific authority granted by the
       shareholders of the Company in general meeting
       shall not exceed 20% of the total nominal value
       of the share capital of the Company in issue
       at the date of the passing of this resolution
       and the said approval shall be limited accordingly
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       Laws of the Cayman Islands to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to paragraph (b) below, to repurchase shares
       of the Company during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other Stock
       Exchange on which the shares of the Company
       may be listed and which is recognized by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange for this purpose, subject
       to and in accordance with all applicable Laws
       and/or the requirements of the Listing Rules
       or of any other Stock Exchange as amended from
       time to time; the aggregate nominal value of
       the shares of the shares of the Company, and
       authorize the Company to repurchase pursuant
       to the approval in paragraph (a) above during
       the relevant period [as hereinafter defined]
       shall not exceed 10% of the total nominal value
       of the share capital of the Company in issue
       at the date of the passing of this resolution,
       and the authority granted pursuant to paragraph
       (a) above shall be limited accordingly; and
       for the purposes of this resolution, [Authority
       expires the earlier conclusion of the next
       AGM of the Company or the expiration of the
       period with which the next AGM of the Company
       is required by the Articles of Association
       of the Company or any applicable Laws of the
       Cayman Islands to be held]

7.     Approve, conditional upon the ordinary resolutions        Mgmt          For                            For
       set out in paragraphs 5 and 6 of the notice
       convening this meeting being passed, the general
       mandate granted to the Directors to allot,
       issue and deal in any unissued shares pursuant
       to the ordinary resolution set out in paragraph
       5 of the notice convening this meeting, to
       by the addition to the aggregate nominal value
       of the share capital of the Company ; authorize
       the Directors, to allot , pursuant to such
       general mandate of an amount representing the
       aggregate nominal value of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to the ordinary
       resolution set out in paragraph 6 of the notice
       convening this meeting, provided that such
       extended amount shall not exceed 10% of the
       total nominal value of the share capital of
       the Company in issue at the date of the passing
       of this resolution




--------------------------------------------------------------------------------------------------------------------------
 CRANE GROUP LIMITED                                                                         Agenda Number:  701716017
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q29674100
    Meeting Type:  AGM
    Meeting Date:  31-Oct-2008
          Ticker:
            ISIN:  AU000000CRG0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report of the Company        Non-Voting    No vote
       and its controlled entities for the FYE 30
       JUN 2008, including the report of the Directors,
       the Directors' declaration and the Independent
       Auditor's report

2.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008 [as specified]

3.A    Re-elect Mr. Trevor Carroll as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Clause 47 of the Company's Constitution

3.B    Re-elect Mr. John Harkness as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with Clause 55 of the Company's Constitution

3.C    Re-elect Mr. Mark Fitzgerald as a Director of             Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with Clause 55 of the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 CREATIVE TECHNOLOGY LTD                                                                     Agenda Number:  701728668
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1775U107
    Meeting Type:  AGM
    Meeting Date:  31-Oct-2008
          Ticker:
            ISIN:  SG1A98006814
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts of the Company for the
       FYE 30 JUN 2008 and the Auditors' report thereon

2.A    Re-elect Mr. Tan Lip-Bu as a Director                     Mgmt          For                            For

2.B    Re-elect Mr. Ng Kai Wa as a Director                      Mgmt          For                            For

3.     Approve the Directors' fees of SGD 240,000 for            Mgmt          For                            For
       the YE 30 JUN 2008

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

5.     Authorize the Directors, pursuant to Section              Mgmt          Against                        Against
       161 of the Companies Act [Chapter 50] [the
       Companies Act], to issue such number of shares
       [as specified] in the Company at any time to
       such persons and upon such terms and conditions
       and for such purposes as the Directors may
       in their absolute discretion deem fit without
       having to first offer them to the shareholders
       provided that the aggregate number of shares
       to be issued pursuant to this Resolution does
       not exceed 25% of the issued share capital
       of the Company at the relevant time

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, to allot
       and issue from time to time such number of
       shares as may be required to be issued pursuant
       to the exercise of options granted or to be
       granted under the Creative Technology [1999]
       Share Option Scheme pursuant to and in accordance
       with the terms thereof

7.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 76C and 76E respectively of the
       Companies Act, to make market purchases and
       off-market purchases from time to time of up
       to 10% of the issued ordinary share capital
       of the Company as at the date of this resolution
       at the price of up to, but not exceeding the
       Maximum Price [as specified], in accordance
       with the 'Guidelines on Share Buy Backs' as
       specified and in the case of off-market purchases
       only, in accordance with the 'Equal Access
       Scheme' as specified; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company is held or is required to be held]

8.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CREDITO ARTIGIANO SPA, MILANO                                                               Agenda Number:  701848484
--------------------------------------------------------------------------------------------------------------------------
        Security:  T3199Y109
    Meeting Type:  MIX
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  IT0001070769
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       16 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the financial statement at 31 DEC 2009,           Mgmt          No Action
       Board of Directors and the Auditors report,
       proposal of allocation of profits, any adjournment
       thereof

E.2    Approve the proposal of amendments of Articles            Mgmt          No Action
       of the Corporate By Laws, any adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 CREDITO EMILIANO SPA CREDEM, REGGIO EMILIA                                                  Agenda Number:  701854336
--------------------------------------------------------------------------------------------------------------------------
        Security:  T3243Z136
    Meeting Type:  MIX
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  IT0003121677
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 544546 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       02 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

A.1    Approve the balance sheet as of 31 DEC 2008               Mgmt          No Action
       and related reports proposal of profit allocation

A.2    Approve the emolument to the External Auditing            Mgmt          No Action
       Company

A.3    Approve the determination of number of Members            Mgmt          No Action
       in the Board of Directors, appointment of Directors
       [Article 2364, NR 2 Italian Civil Code] and
       possible resolutions pursuant to Article 2390
       of the Italian Civil Code

A.4    Approve the determination of emolument to the             Mgmt          No Action
       Board of Directors for the year 2009

A.5    Approve the emolument policies in favour of               Mgmt          No Action
       Directors, Managers, Employees or Freelances

E.1    Amend the Company's Bylaws after the Vigilance            Mgmt          No Action
       regulations on organization and governance
       of banks issued by the bank of Italy last MAR
       2008 project to undertake the role of group
       leader of the bank group Credito Emiliano Credem




--------------------------------------------------------------------------------------------------------------------------
 CREDITO VALTELLINESE SCARL, SONDRIO                                                         Agenda Number:  701851277
--------------------------------------------------------------------------------------------------------------------------
        Security:  T12852108
    Meeting Type:  EGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  IT0000064516
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

E.1    Amend the Articles 6,7,12,24,27,31,32,35,37,38,39,45,46,48,50,54,55Mgmt          No Action
       of renumbering of Article 52BIS and following,
       and of deletion of Article 60 of the Corporate
       Bylaws, related and consequential resolutions

A.1    Approve the reports of the Board of Directors             Mgmt          No Action
       and of Board of Auditors on FY 2008, presentation
       of the balance sheet as of 31 DEC 2008 and
       profits allocation, related and consequential
       resolutions

A.2    Approve the resolutions in compliance with the            Mgmt          No Action
       Article 12 of the Corporate Bylaws [purchase
       and disposal of own shares], related and consequential
       resolutions and grant powers




--------------------------------------------------------------------------------------------------------------------------
 CRODA INTERNATIONAL PLC, GOOLE, EAST YORKSHIRE                                              Agenda Number:  701864692
--------------------------------------------------------------------------------------------------------------------------
        Security:  G25536106
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  GB0002335270
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       financial statements for the YE 31 DEC 2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

3.     Declare a final dividend of 13.55 pence per               Mgmt          For                            For
       ordinary share

4.     Re-elect Mr. M. C. Flower as a Director                   Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which accounts are laid

6.     Approve the Audit Committee determines the remuneration   Mgmt          For                            For
       of the Auditors on behalf of the Board

7.     Authorize the share capital of the Company be             Mgmt          For                            For
       increased from GBP 18,400,000 to GBP 24,211,125
       by the creation of an additional 58,111,250
       ordinary shares of 10 pence each

8.     Authorize the Directors, in accordance with               Mgmt          Against                        Against
       Section 80 of the Companies Act 1985 [the Act]
       to exercise all the powers of the Company to
       allot relevant securities [within the meaning
       of Section 80 of the Act] up to an aggregate
       nominal amount of GBP 4,539,746 or in the event
       that Resolution 7 is not passed, up to an aggregate
       nominal amount of GBP 3,268,367 during the
       period from the date of passing of this resolution
       to the conclusion of the next AGM of the Company
       and so that this authority shall allow the
       Company to make offers or agreements before
       the expiry of this authority which would or
       might require relevant securities to be allotted
       after such expiry and the Directors may allot
       relevant securities in pursuance of such offers
       or agreements as if the authority given by
       this resolution had not expired and the authority
       shall supersede the previous authority to allot
       relevant securities conferred at the AGM of
       the Company held on 30 APR 2008 which shall
       be terminated upon the passing of this resolution
       but without prejudice to any action taken there
       under prior to such termination; ii) in accordance
       with Section 80 of the Act to exercise all
       the powers of the Company to allot relevant
       securities [within the meaning of Section 94
       of the Act] up to an aggregate nominal amount
       of GBP 4,539,746 in connection with an offer
       of securities by way of a rights issue in favor
       of holders of ordinary shares in proportion
       [as nearly as may be] to their holdings during
       the period from the date of passing of this
       resolution to the conclusion of the next AGM
       of the Company and so that this authority shall
       allow the Company to make offers or agreements
       before the expiry of this authority which would
       or might require relevant securities to be
       allotted after such expiry and the Directors
       may allot relevant securities in pursuance
       of such offers or agreements as if the authority
       given by this resolution had not expired

S.9    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 8 and pursuant to Section 95
       of the Companies Act 1985 [the 'Act'] to allot
       equity securities [within the meaning of Section
       94 of the Act] for cash, pursuant to the authority
       conferred by Resolution 8 set out in the Notice
       of Meeting of which this resolution is a part,
       as if section 89[1] of the Act did not apply
       to any such allotment provided that this power
       shall be limited to the allotment of equity
       securities; (i) in connection with an offer
       of securities, open for acceptable for a period
       fixed by the Directors, by way of rights to
       holders of ordinary shares and other persons
       entitled to participate in such offer in proportion
       [as nearly as may be] to their holdings [or,
       as appropriate, to the number of shares which
       such other persons are deemed to hold] on a
       record date fixed by the Directors, subject
       only to such exclusions or other arrangements
       as the Directors may deem necessary or expedient
       to deal with legal or practical problems under
       the laws of any territory or the requirements
       of any regulatory body or any Stock Exchange
       in any territory or in connection with fractional
       entitlements or any other matter whatsoever;
       (ii) and pursuant to the terms of any share
       scheme for employees approved by members in
       general meeting; and [otherwise than pursuant
       to sub-paragraphs (i) and (ii) above] up to
       an aggregate nominal value of GBP 699,750;
       during the period from the date of passing
       of this resolution to the conclusion of the
       next AGM of the Company, and so that this power
       shall enable the Company to make offers or
       agreements before such expiry; this power shall
       supersede the previous power to allot equity
       securities conferred at the AGM of the Company
       held on 30 APR 2008 which shall be terminated
       upon the passing of this resolution but without
       prejudice to any action taken under such power
       prior to such termination, this power applies
       in relation to a sale of shares which is included
       as an allotment of equity securities by virtue
       of Section 94[3A] of the Act as if all references
       in this resolution to any such allotment included
       any such sale and as if in the first paragraph
       of this resolution the words pursuant to the
       authority conferred by Resolution 8 set out
       in the notice of Meeting of which this resolution
       is a part were omitted in relation to such
       sale

S.10   Authorize the Company, with Section 166 of the            Mgmt          For                            For
       Companies Act 1985 ['the Act] t make market
       purchases [as defined in Section 163[3] of
       the Act] of its own ordinary shares, provided
       that; i) the Company may not purchase more
       than 13,500,000 ordinary shares in the capital
       of the Company; ii) the minimum price which
       the Company may pay for each ordinary share
       is 10 pence; iii) the maximum price [excluding
       expenses] which the Company may pay for each
       ordinary shares is the higher of [a] 105% of
       the average of the closing middle market price
       taken fro the London Stock Exchange Daily Official
       List for each of the 5 business days preceding
       the date on which the ordinary share is contracted
       to be purchased, and [b] an amount equal to
       the higher of the price of the last independent
       trade and the highest current independent bid
       on the London Stock Exchange Trading Systems;
       [Authority expires earlier at the conclusion
       of the next AGM or 30 OCT 2010]; the Company
       may, pursuant to the authority granted by this
       resolution, enter into a contract to purchase
       such ordinary shares before the expiry of this
       authority which would or might be executed
       wholly or partly after such expiry

S.11   Approve the general meeting other than an AGM             Mgmt          Against                        Against
       may be called on not less than 14 clear days'
       notice provided; [Authority expires at the
       conclusion of the next AGM]

S.12   Amend the Company's Articles of Association               Mgmt          For                            For
       altered by the deletion of existing Article
       I.IA and the insertion if a new Article I.IA
       as specified




--------------------------------------------------------------------------------------------------------------------------
 CSK HOLDINGS CORPORATION                                                                    Agenda Number:  702003473
--------------------------------------------------------------------------------------------------------------------------
        Security:  J08442105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3346400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CSM NV                                                                                      Agenda Number:  701861862
--------------------------------------------------------------------------------------------------------------------------
        Security:  N2366U201
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  NL0000852549
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING HAS BEEN REMOVED.               Non-Voting    No vote
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 546754 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Report of the Board of Management on calendar             Non-Voting    No vote
       year 2008 the Supervisory Board presentation,
       discussion of the Board of Management and the
       Supervisory Board report

3.a    Reservation and dividend policy                           Non-Voting    No vote

3.b    Adopt the financial statements                            Mgmt          For                            For

3.c    Approve to determine the dividend                         Mgmt          For                            For

4.     Grant discharge to the Board of Management in             Mgmt          For                            For
       respect of its Management duties

5.     Grant discharge to the Supervisory Board in               Mgmt          For                            For
       respect of its Supervisory duties

6.     Re-appoint Mr. G.J. Hoetmer as a Member of the            Mgmt          For                            For
       Board of Management

7.a    Authorize the Board of Management to issue ordinary       Mgmt          For                            For
       shares during extension of the 18 months period

7.b    Authorize the Board of Management to restrict             Mgmt          For                            For
       or exclude the statutory pre-emptive rights
       when issuing ordinary shares during extension
       of the 18 months period

7.c    Authorize the Board of Management to issue cumulative     Mgmt          For                            For
       financing preference shares during extension
       of the 18 months period

8.     Authorize the Board of Management to acquire              Mgmt          For                            For
       shares in the share capital of the Company
       on behalf of the Company

9.     Re-appoint Deloitte Accountants B.V. as the               Mgmt          For                            For
       Auditor

10.    Any other business                                        Non-Voting    No vote

11.    Close                                                     Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN BLOCKING CONDITIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CSR LTD                                                                                     Agenda Number:  701629620
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q30297115
    Meeting Type:  AGM
    Meeting Date:  10-Jul-2008
          Ticker:
            ISIN:  AU000000CSR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the reports              Mgmt          For                            For
       of the Directors and of the Auditors for the
       FYE 31 MAR 2008

2.A    Re-elect Ms. Kethleen Conlon as a Director of             Mgmt          For                            For
       the Company, who retires by rotation at the
       close of the meeting in accordance with Clause
       55 of the Company's constitution

2.B    Re-elect Mr. Richard Lee as a Director of the             Mgmt          For                            For
       Company, who retires by rotation at the close
       of the meeting in accordance with Clause 55
       of the Company's constitution

3.     Adopt the remuneration report for the FYE 31              Mgmt          For                            For
       MAR 2008

4.     Approve, with effect from and including the               Mgmt          For                            For
       FY commencing 01 APR 2008, to increase the
       aggregate maximum sum available for the remuneration
       of Non-Executive Directors by AUD 300,000 per
       year to AUD 1,450,000 per year




--------------------------------------------------------------------------------------------------------------------------
 CSR PLC                                                                                     Agenda Number:  701883200
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1790J103
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  GB0034147388
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the 53               Mgmt          For                            For
       week period ended 02 JAN 2009, together with
       the reports of the Directors and the Auditors
       thereon

2.     Approve the remuneration report as specified              Mgmt          For                            For

3.     Elect Mr. Will Gardiner as a Director                     Mgmt          For                            For

4.     Elect Mr. Andrew Allner as a Director                     Mgmt          For                            For

5.     Re-appoint Deloitte LLP as the Auditors, until            Mgmt          For                            For
       the conclusion of the next general meeting
       at which audited accounts are laid before the
       Company

6.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

7.     Authorize the Company and all the Companies               Mgmt          For                            For
       that are subsidiaries of the Company at any
       time during the period for which the resolution
       has effect: i) to make political donations
       to political parties and/or independent election
       candidates not exceeding GBP 12,500 in total;
       ii) to make political donations to political
       organizations other than political parties
       not exceeding GBP 12,500 in total; and iii)
       to incur political expenditure not exceeding
       GBP 12,500 in total; and [Authority expires
       at the conclusion of the AGM of the Company
       in 2010]

8.     Authorize the Company, to increase the authorized         Mgmt          For                            For
       share capital to GBP 350,000 by the creation
       of an additional 165,000,000 ordinary shares
       at a nominal value of 0.1 pence per share

9.     Authorize the Board, to allot relevant securities         Mgmt          Against                        Against
       [as defined in the Companies Act 1985], up
       to a nominal amount of GBP 44,442, and subject
       to and conditional upon Resolution 8 , comprising
       equity securities [as defined in the Companies
       Act 1985] up to nominal amount of GBP 88, 884,
       in connection with an offer by way of a rights
       issue, to ordinary shareholders in proportion
       to their existing holdings; and to the people
       who are holders of other equity securities
       if this is required by the rights of those
       securities or, if the Board considers it necessary,
       as permitted by the rights of those securities;
       [Authority expire the earlier of the next AGM
       or 30 JUN 2010]; and the Board may allot relevant
       securities under any such offer or agreement
       as if the authority had not ended

S.10   Authorize the Board, subject and conditional              Mgmt          For                            For
       upon Resolution 9, to allot equity securities
       [as defined in the Companies Act 1985] for
       cash under the authority given by Resolution
       and/or where allotment of equity securities
       by virtue of Section 94(3A) of the Companies
       Act1985, free of the restriction in Section
       89(1) of the Companies Act 1985, provided that
       this power be limited to the allotment of equity
       securities: i) in connection with a rights
       issue, open offer or any other pre-emptive
       offer in favor of the holders of ordinary share
       where the equity securities attributable to
       the interest of all such holders are proportionate
       [as nearly as may be practicable] to the respective
       numbers of ordinary shares held by them [but
       including, in connection with any such issue,
       the making of such arrangements as the Directors
       may deem necessary or expedient to deal with
       the problems under the laws of any territory
       or in connection with fractional entitlements
       of shares represented by depository receipts
       or otherwise however]; and ii) up to an aggregate
       nominal amount of GBP 6,666 representing 5%
       of the issued ordinary share capital of the
       Company; [Authority expire the earlier of the
       conclusion of the AGM of the Company or 30
       JUN 2010]; and the Board may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985, to purchase
       the Company's own fully paid ordinary shares
       of 0.1p each by way of one or more market purchases
       [within the meaning of Section 163(3) of the
       Companies Act 1985] provided that: i) the maximum
       number of ordinary shares which may be purchased
       is 13,332,657 [10% of the Company's issued
       share capital]; ii) the minimum price [exclusive
       of expenses] which may be paid for any ordinary
       share is 0.1p; iii) the maximum price [exclusive
       of expenses] which may be paid for any ordinary
       share is no more than 5% above the average
       of the middle market quotations of any ordinary
       share of the Company as published in the London
       Stock Exchange Daily Official List, for the
       5 business days immediately before the day
       on which such ordinary share is purchased;
       [Authority expire the earlier of the conclusion
       of the next AGM of the Company to be held in
       2010 or 30 JUN 2010]; and the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.12   Approve that the general meeting other than               Mgmt          Against                        Against
       an AGM to be called on not less than 14 clear
       day's notice




--------------------------------------------------------------------------------------------------------------------------
 CSR PLC                                                                                     Agenda Number:  702002596
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1790J103
    Meeting Type:  EGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  GB0034147388
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Merger with SIRF Technology Holdings,         Mgmt          For                            For
       Inc, and authorize the Directors under Section
       80 of the Companies Act 1985 in connection
       with the Merger

2.     Approve the CSR Plc Employee Share Purchase               Mgmt          For                            For
       Plan

3.     Authorize the Directors under Section 80 of               Mgmt          Against                        Against
       the Companies Act 1985

S.4    Approve, pursuant to Section 95 of the Companies          Mgmt          For                            For
       Act 1985 to renew the disapplication of statutory
       pre-emption rights

S.5    Authorize the Company to purchase its own shares          Mgmt          For                            For
       under Section 166 of the Companies Act 1985




--------------------------------------------------------------------------------------------------------------------------
 CULTURE CONVENIENCE CLUB CO.,LTD.                                                           Agenda Number:  701987919
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0845S107
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3220500007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 D S SMITH PLC                                                                               Agenda Number:  701666515
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2848Q123
    Meeting Type:  AGM
    Meeting Date:  03-Sep-2008
          Ticker:
            ISIN:  GB0008220112
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report, the              Mgmt          For                            For
       Auditors' report and the financial statements
       for the YE 30 APR 2008

2.     Declare a final dividend on the ordinary share            Mgmt          For                            For

3.     Approve the report on remuneration                        Mgmt          For                            For

4.     Elect Mr. G.M.B Adams as a Director of the Company        Mgmt          For                            For

5.     Elect Mr. S.W. Dryden as a Director of the Company        Mgmt          For                            For

6.     Re-appoint Deloitte and Touche LLP as the Auditors        Mgmt          For                            For
       of the Company, to hold until the conclusion
       of the next general meeting at which accounts
       are to be laid before the Company and authorize
       the Directors to determine the remuneration
       of the Auditors

7.     Approve the DS Smith Plc 2008 performance share           Mgmt          For                            For
       plan [the plan], the main features of which
       are summarized on pages 108 to 109; authorize
       the directors to do all such acts and things
       as they may consider appropriate to implement
       the plan; and establish further plans based
       on the plan but modified to take account to
       local tax, exchange control or Securities Laws
       in overseas territories, provided that any
       shares made available under such further plans
       are treated as counting against the limits
       on individual and overall participation in
       the plan

8.     Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 6 of the Articles of Association of
       the Company and revoking all previous authorities
       under Section 80 of the Companies Act 1985,
       to allot relevant securities up to a maximum
       nominal amount of GBP 11,013,965; [Authority
       expires the earlier of the conclusion of the
       AGM to be held in 2009 or 02 DEC 2009]; and
       the Company, before the expiry, may make a
       contract to allot ordinary shares which will
       or may be executed wholly or partly after such
       expiry

S.9    Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 7 of the Articles of Association of
       the Company and revoking all previous authorities
       under Section 95 of the Companies Act 1985,
       to allot equity securities within Section 94(3A)
       of the Companies Act 1985 for cash up to a
       maximum nominal amount of GBP 1,966,779, disapplying
       Section 89(1) of the Act; [Authority expires
       the earlier of the conclusion of the AGM to
       be held in 2009 or 02 DEC 2009] and the Company,
       before the expiry, may make a contract to allot
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.10   Authorize the Company, in accordance with Article         Mgmt          For                            For
       11 of the Articles of Association of the Company
       and the Companies Act 1985, to make market
       purchases [within the meaning of the Companies
       Act 1985] of up to 39,335,589 ordinary shares
       of 10p each in the capital of the Company,
       at a minimum price of 10p [exclusive of expenses
       payable by the Company] and up to 105% of the
       average middle market quotations for an ordinary
       share derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days immediately preceding the date of any
       such purchase and the amount stipulated by
       the Article 5(i) of the Buy-back and Stabilisation
       Regulation 2003 [in each case exclusive of
       expenses payable by the Company]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company to be held in 2009
       or 02 DEC 2009]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.11   Adopt, the regulation as specified, as the Articles       Mgmt          Against                        Against
       of Association of the Company in substitution
       for and to the exclusion of all existing Articles
       of Association of the Company with effect on
       and from 01 OCT 2008




--------------------------------------------------------------------------------------------------------------------------
 D.& CO.CARNEGIE INVESTMENT AB, STOCKHOLM                                                    Agenda Number:  701865389
--------------------------------------------------------------------------------------------------------------------------
        Security:  W20708116
    Meeting Type:  AGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  SE0000798829
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Elect the Chairman for the meeting                        Mgmt          No vote

2.     Approve the voting register                               Mgmt          No vote

3.     Approve the agenda                                        Mgmt          No vote

4.     Elect 1 or 2 persons to attest the minutes                Mgmt          No vote

5.     Approve to determine whether the meeting has              Mgmt          No vote
       been duly convened

6.A    Receive the report of the Auditor                         Mgmt          No vote

6.B    Receive the report of the Managing Director               Mgmt          No vote

6.C    Receive the report of the Chairman of the Board           Mgmt          No vote
       regarding the work of the Board of Director's

6.D    Approve the Presentation of the special examiner's        Mgmt          No vote
       statement

7.A    Adopt the income statement and the balance sheet          Mgmt          No vote
       as well as the consolidated income statement
       and the consolidated balance sheet

7.B    Approve the disposition of the Company's earnings         Mgmt          No vote
       in accordance wit he approved balance sheet,
       the Board of Director's proposes that no dividend
       payments shall be made for the FYE 31 DEC 2008

7.C    Approve to release the Members of the Board               Mgmt          No vote
       of Director's and the Managing Director from
       liability

8.     Amend the Article 7 of the Articles of Association        Mgmt          No vote
       as specified

9.     Approve the remuneration to the Board of Director's       Mgmt          No vote
       and the Auditor

10.    Approve to determine number of Member's of the            Mgmt          No vote
       Board of Director's

11.    Elect the Board of Director's and the Chairman            Mgmt          No vote
       of the Board

12.    Closing of the Meeting                                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 D.CARNEGIE & CO AB, STOCKHOLM                                                               Agenda Number:  701780024
--------------------------------------------------------------------------------------------------------------------------
        Security:  W20708116
    Meeting Type:  EGM
    Meeting Date:  19-Dec-2008
          Ticker:
            ISIN:  SE0000798829
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          No vote

2.     Elect a Chairman for the meeting                          Mgmt          No vote

3.     Approve the voting register                               Mgmt          No vote

4.     Approve the agenda                                        Mgmt          No vote

5.     Elect 1 or 2 persons to attest the minutes                Mgmt          No vote

6.     Approve to determine whether the meeting has              Mgmt          No vote
       been duly convened

7.     Approve the submission of the balance sheet               Mgmt          No vote
       for liquidation purposes and question whether
       the Company shall be place into liquidation

8.     Approve to determine the remuneration for the             Mgmt          No vote
       Board of Directors

9.     Approve to determine the number of Board Members          Mgmt          No vote

10.    Elect the Board Members and the Chairman of               Mgmt          No vote
       the Board

11.    Approve the request of the shareholders to include        Mgmt          No vote
       the question regarding an appointment of a
       special examiner according to Chapter 10, Section
       21 of the Swedish Companies Act in the notice
       to the General Meeting, as specified

12.    Closing of the meeting                                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 DAEJAN HOLDINGS PLC, LONDON                                                                 Agenda Number:  701672392
--------------------------------------------------------------------------------------------------------------------------
        Security:  G26152101
    Meeting Type:  AGM
    Meeting Date:  16-Sep-2008
          Ticker:
            ISIN:  GB0002502036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       31 MAR 2008 together with the reports of the
       Directors and the Auditors

2.     Approve the remuneration report for the YE 31             Mgmt          Against                        Against
       MAR 2008

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect BSE Freshwater, who retires by rotation          Mgmt          Against                        Against

5.     Re-appoint KPMG Audit Plc as the Auditors and             Mgmt          For                            For
       authorize the Directors to agree their remuneration

S.6    Approve and adopt the Articles of Association             Mgmt          Abstain                        Against
       of the Company contained in the document produced
       to the meeting as the new Articles of Association
       of the Company, in substitution for, and to
       the exclusion of, the existing Articles of
       Association, with effect from the conclusion
       of the 2008 AGM




--------------------------------------------------------------------------------------------------------------------------
 DAH SING BANKING GROUP LTD                                                                  Agenda Number:  701931102
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1923F101
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2009
          Ticker:
            ISIN:  HK2356013600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       together with the reports of the Directors
       and the Auditors for the YE 31 DEC 2008

2.a    Re-elect Mr. David Shou-Yeh Wong as a Director            Mgmt          Against                        Against

2.b    Re-elect Mr. Frederic Suet-Chiu Lau as a Director         Mgmt          Against                        Against

2.c    Re-elect Mr. John William Simpson as a Director           Mgmt          For                            For

2.d    Re-elect Mr. Andrew Kwan-Yuen Leung as a Director         Mgmt          For                            For

2.e    Re-elect Mr. Seng-Lee Chan as a Director                  Mgmt          For                            For

3.     Approve to fix the fees of the Directors for              Mgmt          For                            For
       the YE 31 DEC 2008

4.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors, subject to this resolution,      Mgmt          For                            For
       pursuant to Section 57B of the Companies Ordinance,
       the exercise by the Directors of the Company
       during the Relevant Period [as hereinafter
       specified] of all the powers of the Company,
       to allot, issue and deal with additional shares
       in the capital of the Company and make or grant
       offers, agreements and options, during and
       after the relevant period, not exceeding 20%
       of the aggregate nominal amount of the share
       capital of the Company, otherwise than pursuant
       to i) a rights issue [as hereinafter defined];
       or ii) the exercise of options under any share
       option scheme or similar arrangement adopted
       by the Company for the grant or issue to the
       employees and the Directors of the Company
       and/or any of its subsidiaries and/or other
       eligible participants specified thereunder
       of options to subscribe for or rights to acquire
       shares of the Company; or iii) an issue of
       shares upon the exercise of subscription rights
       attaching to any warrants which may be issued
       by the Company; or iv) an issue of shares of
       the Company as scrip dividend or similar arrangement
       in accordance with the Memorandum and Articles
       of Association of the Company; or (v) pursuant
       to any existing specific authority; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Companies Ordinance
       to be held]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DAH SING FINANCIAL HOLDINGS LIMITED                                                         Agenda Number:  701935073
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y19182107
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2009
          Ticker:
            ISIN:  HK0440001847
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       together with the report of the Directors and
       the Auditors for the YE 31 DEC 2008

2.a    Re-elect Mr. Roderick Stuart Anderson as a Director       Mgmt          For                            For

2.b    Re-elect Mr. John Wai-Wai Chow as a Director              Mgmt          For                            For

2.c    Re-elect Mr. Yiu-Ming Ng as a Director                    Mgmt          For                            For

2.d    Re-elect Mr. Peter Gibbs Birch as a Director              Mgmt          For                            For

2.e    Re-elect Mr. Robert Tsai-To Sze as a Director             Mgmt          For                            For

3.     Approve to fix the fees payable to the Directors          Mgmt          For                            For

4.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company and make or grant
       offers, agreements and options during and after
       the relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       date of the passing of the resolution otherwise
       than pursuant to : i) a rights issue [as specified];
       or ii) the exercise of options under any share
       option scheme or similar arrangement adopted
       by the Company for the grant or issue to the
       Employees and Directors of the Company and/or
       any of its subsidiaries and/or other eligible
       participants specified thereunder of options
       to subscribe for or rights to acquire shares
       of the Company; or iii) an issue of shares
       upon the exercise of the subscription rights
       attaching to any warrants which may be issued
       by the Company; or iv) an issue of shares of
       the Company as scrip dividend or similar arrangement
       in accordance with the memorandum and Articles
       of Association of the Company; or v) pursuant
       to any existing specific authority; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Companies Ordinance
       to be held]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares in the capital of the Company [Shares]
       during the relevant period, on The Stock Exchange
       of Hong Kong Limited [Stock Exchange] or any
       other stock exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purposes, subject
       to and in accordance with all applicable laws
       and requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       or any other applicable stock exchange as amended
       from time to time, not exceeding 10% of the
       shares of the Company in issue as at date of
       passing this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Companies Ordinance to be held]

7.     Approve, conditional upon the Resolutions 5               Mgmt          For                            For
       and 6 as specified, the general mandate granted
       to the Directors of the Company to allot, issue
       and deal with additional shares in the capital
       of the Company pursuant to Resolution number
       5, as specified and is extended by the addition
       to the aggregate nominal amount of share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       number 6 as specified, provided that such amount
       of shares so repurchased shall not exceed 10%
       of the aggregate nominal value of the issued
       share capital of the Company as at the date
       of the this resolution




--------------------------------------------------------------------------------------------------------------------------
 DAI-DAN CO.,LTD.                                                                            Agenda Number:  702014301
--------------------------------------------------------------------------------------------------------------------------
        Security:  J62234109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3486000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations,Allow Board to
       Make Rules   Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAIBIRU CORPORATION                                                                         Agenda Number:  701996590
--------------------------------------------------------------------------------------------------------------------------
        Security:  J08463101
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3497200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 DAICEL CHEMICAL INDUSTRIES,LTD.                                                             Agenda Number:  702005263
--------------------------------------------------------------------------------------------------------------------------
        Security:  J08484149
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3485800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Expand Business Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAIDO STEEL CO.,LTD.                                                                        Agenda Number:  701996982
--------------------------------------------------------------------------------------------------------------------------
        Security:  J08778110
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3491000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3      Amend Articles to:  Make Resolutions Related              Mgmt          Against                        Against
       to Anti-Takeover Defense         Measures,
       Allow Board to Authorize Use of Free Share
       Purchase Warrants as     Anti-Takeover Defense
       Measure

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

5      Appoint a Corporate Auditor                               Mgmt          For                            For

6      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

7      Approve Renewal of Anti-Takeover Defense Measures         Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 DAIFUKU CO.,LTD.                                                                            Agenda Number:  701991146
--------------------------------------------------------------------------------------------------------------------------
        Security:  J08988107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3497400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

3.     Approve Renewal of Countermeasures to Large-Scale         Mgmt          Against                        Against
       Acquisitions of the Company's Shares




--------------------------------------------------------------------------------------------------------------------------
 DAIICHI CHUO KISEN KAISHA                                                                   Agenda Number:  702013525
--------------------------------------------------------------------------------------------------------------------------
        Security:  J09240102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3477800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 DAIKEN CORPORATION                                                                          Agenda Number:  702000768
--------------------------------------------------------------------------------------------------------------------------
        Security:  J09933102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3482600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 DAIKYO INCORPORATED                                                                         Agenda Number:  701818164
--------------------------------------------------------------------------------------------------------------------------
        Security:  J10164119
    Meeting Type:  EGM
    Meeting Date:  04-Mar-2009
          Ticker:
            ISIN:  JP3481400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      This is the Extraordinary Shareholders Meeting            Non-Voting    No vote
       to be voted on by Common       shareholders,
       and the Class Stockholders Meeting to be voted
       by Common        Shareholders

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions, Establish
       Articles Related to Class 7 and Class 8 Shares,
       and     their Related Articles

2      Approve Issuance of New Class 7 and 8 Shares              Mgmt          For                            For
       To a Third Party and To Exchange the Class
       Shares with Orix Facilities Copr. (OFC) In
       Order To Make OFC the    Company's Wholly-Owned
       Subsidiary

3      Appoint a Director                                        Mgmt          Against                        Against

C.1    Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions, Establish
       Articles Related to Class 7 and Class 8 Shares,
       and     their Related Articles




--------------------------------------------------------------------------------------------------------------------------
 DAIKYO INCORPORATED                                                                         Agenda Number:  701999039
--------------------------------------------------------------------------------------------------------------------------
        Security:  J10164119
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3481400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAINICHISEIKA COLOR & CHEMICALS MFG.CO.,LTD.                                                Agenda Number:  702005112
--------------------------------------------------------------------------------------------------------------------------
        Security:  J10332104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3492200005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 DAINIPPON SCREEN MFG.CO.,LTD.                                                               Agenda Number:  701982604
--------------------------------------------------------------------------------------------------------------------------
        Security:  J10626109
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3494600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Reduce Term of
       Office of Directors to One Year

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 DAINIPPON SUMITOMO PHARMA CO.,LTD.                                                          Agenda Number:  701988238
--------------------------------------------------------------------------------------------------------------------------
        Security:  J10542116
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3495000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications, Approve Minor Revisions
       Related to Dematerialization of Shares and
       the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 DAIO PAPER CORPORATION                                                                      Agenda Number:  702013486
--------------------------------------------------------------------------------------------------------------------------
        Security:  J79518114
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3440400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications,
       Expand Business Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 DAIRY CREST GROUP PLC, ESHER,SURREY                                                         Agenda Number:  701645383
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2624G109
    Meeting Type:  AGM
    Meeting Date:  17-Jul-2008
          Ticker:
            ISIN:  GB0002502812
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company's annual accounts           Mgmt          For                            For
       for the YE 31 MAR 2008, together with the Directors'
       report and the Auditors' report on those accounts

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2008

3.     Declare a final dividend for the YE 31 MAR 2008           Mgmt          For                            For
       of 17.3 pence per share to be paid on 07 AUG
       2008 to shareholders on the register of the
       shareholder of the Company at the close of
       business on 27 JUN 2008

4.     Re-elect Mr. S.M.D Oliver as a Director of the            Mgmt          For                            For
       Company

5.     Re-elect Mr. D. Richardson as a Director of               Mgmt          For                            For
       the Company

6.     Re-elect Mr. A. Fry as a Director of the Company          Mgmt          For                            For

7.     Re-elect Mr. N. Monnery as a Director of the              Mgmt          For                            For
       Company

8.     Re-elect Mrs. C. Piwnica as a Director of the             Mgmt          For                            For
       Company

9.     Re-elect Mr. M. Wilks as a Director of the Company        Mgmt          For                            For

10.    Re-appoint Ernst & Young LLP as the Auditors,             Mgmt          For                            For
       to hold offices from the conclusion of the
       meeting until the conclusion of the next general
       meeting at which accounts are laid before the
       Members and authorize the Directors to determine
       their remuneration

11.    Authorize the Directors by Article 4(B) of the            Mgmt          For                            For
       Company's Articles of Association [as amended
       by Resolution 14 if such resolution is passed]
       to allot relevant securities [Section 80 of
       the Companies Act 1985 [the 1985 Act]], up
       to an aggregate nominal amount of GBP 10,976,999;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company]

S.12   Authorize the Company, pursuant to Article 41             Mgmt          For                            For
       of the Company's Articles of Association, in
       accordance with Section 166 of the 1985 Act
       to make market purchases [Section 163(3) of
       the 1985 Act] of up to 13,305,454 ordinary
       shares of 25 pence each in the capital of the
       Company, at a minimum price of 25 pence and
       not more than 5% above the average of the middle
       market values for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the conclusion of the next AGM of the
       Company]; the Company, before the expiry, may
       make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.13   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 11, as specified and in accordance
       by Article 4(C) of the Company's Articles of
       Association[ as amended by Resolution 14 to
       allot equity securities [Section 94(2) of the
       1985 Act] for cash and for that period the
       Section 89 amount is GBP 1,663,182; [Authority
       expires at the conclusion of the next AGM of
       the Company]

S.14   Adopt the Company's Article of Association as             Mgmt          For                            For
       the Article of Association of the Company in
       substitution for, and exclusion of, the existing
       Article of Association and that with effect
       from [ and including] the date on which Section
       175 of the Companies Act 2006 [ the 2006 Act]
       is brought into force, the new Article of Association
       of the Company adopted pursuant to this resolution
       be amended by the deletion of existing Article
       108 and the insertion of new Article 108 to
       108C as specified




--------------------------------------------------------------------------------------------------------------------------
 DAMPSKIBSSELSKABET NORDEN A/S, KOBENHAVN                                                    Agenda Number:  701876089
--------------------------------------------------------------------------------------------------------------------------
        Security:  K19911146
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  DK0060083210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.     Approve the Board of Directors' report on the             Mgmt          For                            For
       Company's activities during the past year

B.     Adopt the audited annual report                           Mgmt          For                            For

C.     Approve the distribution of profits as specified          Mgmt          For                            For

D.1    Re-elect Mr. Erling Hojsgaard as a Member to              Mgmt          For                            For
       the Board of Directors who retires by rotation

D.2    Elect Mr. Arvid Grundekjon as a new Member to             Mgmt          For                            For
       the Board of Directors

E.     Re-appoint PricewaterhouseCoopers Statsautoriseret        Mgmt          Against                        Against
       Revisionsselskab as the State Authorized Public
       Accountant for the period until next general
       meeting

F.1    Authorize the Board of Directors to arrange               Mgmt          For                            For
       for the Company to acquire treasury shares
       at a total nominal value of up to 10% of the
       share capital at the market price quoted at
       the time of acquisition with a deviation up
       to 10%; [Authority expires at the next AGM]

F.2    Amend Article 5.8 in the Company's Articles               Mgmt          For                            For
       of Association as specified

F.3    Amend Article 5.6, 5.7 and 8.1 in the Company's           Mgmt          For                            For
       Articles of Association as specified

F.4    Authorize the Chairman of the Board of Directors,         Mgmt          For                            For
       or whomever he may appoint, to carry out filings
       with the Danish Commerce and Companies Agency
       and to make such changes including amendments
       in the prepared documents as may be requested
       by the Danish Commerce and Companies Agency
       or other authority as a condition for registration

G.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DAMPSKIBSSELSKABET NORDEN A/S, KOBENHAVN                                                    Agenda Number:  701938459
--------------------------------------------------------------------------------------------------------------------------
        Security:  K19911146
    Meeting Type:  EGM
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  DK0060083210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

A.1    Amend Article 5.8 in the Company's Articles               Mgmt          For                            For
       of Association as specified

A.2    Amend Articles 5.6, 5.7, and 8.1 in the Company's         Mgmt          For                            For
       Articles of Association so that "Vaerdipapicentralen"
       is replaced with "VP SECURITIES A/S"

B.     Authorize the Chairman of the Board of Directors,         Mgmt          For                            For
       or whomever he may appoint, to carry out filings
       with the Danish Commerce and Companies Agency
       and to make such changes - including amendments
       in the prepared documents - as may be requested
       by the Danish Commerce and Companies Agency
       or other authority as a condition for registration




--------------------------------------------------------------------------------------------------------------------------
 DAMPSKIBSSELSKABET TORM A/S                                                                 Agenda Number:  701890902
--------------------------------------------------------------------------------------------------------------------------
        Security:  K1998G104
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  DK0060082915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Adopt the oral report of the Chairman of the              Mgmt          For                            For
       Board of Directors

2.     Adopt the annual report                                   Mgmt          For                            For

3.     Approve that, out of the net profit of USD 361.4          Mgmt          For                            For
       million, an amount of USD 55.1 million be paid
       in ordinary dividends, corresponding to DKK
       4 per share of a nominal value of DKK 5; of
       the remaining USD 306.3 million, USD 61.5 million
       has already in DEC 2008 been paid out as extraordinary
       dividends whereas the remaining USD 244.8 million
       is to be carried forward

4.     Acknowledge that none of the existing Board               Mgmt          Abstain                        Against
       Members elected by the general meeting are
       up for re-election pursuant to Article 11(3)
       of the Company's Articles of Association; and
       that a shareholder has proposed an expansion
       of the Board of Directors and election of new
       candidates, under Item 7.C

5.     Re-elect Deloitte Statsautoriseret Revisionsaktieselskab  Mgmt          For                            For
       as the Auditors

6.A    Approve to change the Company's name from "Aktieselskabet Mgmt          For                            For
       Dampskibsselskabet TORM" to "TORM A/S"; the
       resultant amendment of Article 1(1) of the
       Articles of Association; and the addition of
       Aktieselskabet Dampskibsselskabet TORM (TORM
       A/S) in the list of the Company's secondary
       names in Article 1(2) of the Articles of Association

6.b    Amend Article 3(3), second sentence, of the               Mgmt          For                            For
       Articles of Association as specified

6.c    Amend Articles 3(2), 3(6), 4(1) and 7(2) of               Mgmt          For                            For
       the Articles of Association as specified

6.d    Amend Article 5(1) of the Articles of Association         Mgmt          For                            For
       as specified

6.e    Approve to introduce a communication by electronic        Mgmt          For                            For
       means between the shareholders and the Company
       and at the same time authorizing the Board
       of Directors to determine the date for the
       introduction thereof; that a new Article 6
       be inserted in the Articles of Association
       pursuant to Section 65b of the Danish Public
       Companies Act and that the numbering of the
       subsequent Articles in the Articles of Association
       be amended as a consequence thereof

6.f    Adopt the overall guidelines for the Company's            Mgmt          For                            For
       incentive plan to Members of the Management
       Board and the Board of Directors; and, if adopted,
       amend Article 12(7) of the Articles of Association

6.g    Authorize the Board of Directors to let the               Mgmt          For                            For
       Company acquire its own shares in the period
       until the next AGM within 10% of the issued
       share capital at the market price prevailing
       at the time subject to a deviation of up to
       10%

6.h    Authorize the Board of Directors to apply for             Mgmt          For                            For
       registration of the resolutions passed and
       to make any such amendments thereto as may
       be required or requested by the Danish Commerce
       and Companies Agency, the Danish Financial
       Supervisory Authority, NASDAQ OMX Copenhagen
       A/S or any other pubic authority as a condition
       for registration or approval

7.A    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve to increase the limitation on the number
       of the shareholder elected Directors from 6
       to 8 and amend the first sentence of Article
       11(1) as specified

7.B    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve to delete Article 11(2) of the Articles
       of Association concerning nationality requirements
       to Members of the Board of Directors and amend
       the numbering of Article 11 accordingly

7.C    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       elect the new Members of the Board of Directors

8.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DANA PETROLEUM PLC, ABERDEEN                                                                Agenda Number:  701651324
--------------------------------------------------------------------------------------------------------------------------
        Security:  G26503113
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2008
          Ticker:
            ISIN:  GB0033252056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts for the Company              Mgmt          For                            For
       and its subsidiaries for the YE 31 DEC 2007,
       together with the related Directors' and the
       Auditors' reports

2.     Re-elect Mr. Philip John Dayer as a Director,             Mgmt          For                            For
       who retires by rotation under Article 60(1)
       of the Company's Articles of Association

3.     Re-elect Mr. Brian Johnston as a Director, who            Mgmt          For                            For
       retires by rotation under Article 60(1) of
       the Company's Articles of Association

4.     Receive and approve the Board report on the               Mgmt          For                            For
       Directors' remuneration for the YE 31 DEC 2007

5.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          Against                        Against

6.     Authorize the Audit Committee to determine the            Mgmt          For                            For
       remuneration of the Auditors

7.     Authorize the Directors of the Company, in accordance     Mgmt          For                            For
       with the Article 6 of the Company's Articles
       of Association and Section 80 of the Companies
       Act 1985, to allot relevant securities up to
       a maximum nominal amount of GBP 4,691,709;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 01 JUL 2009];
       and the Company may before this power expires
       make an offer or agreement which would or might
       require relevant securities to be allotted
       after it expires as if the authority conferred
       by this power had not expired; the authority
       given under Section 80 of the Companies Act
       1985 by ordinary resolution dated 25 JUL 2007
       shall lapse save to the extent that the same
       is exercisable pursuant to Section 80(7) of
       the Companies Act 1985 by reason of any offer
       or agreement made prior to the date of this
       resolution which would, or might, require the
       relevant securities to be allotted on or after
       that date

S.8    Approve and adopt with effect from 01 OCT 2008,           Mgmt          Abstain                        Against
       the Articles of Association produced to the
       meeting as specified, as the Articles of Association
       of the Company in substitution for, and to
       the exclusion of, the current Articles of Association
       of the Company

S.9    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of Resolution 7, in accordance
       with the Article 7 of the Company's Articles
       of Association and Section 95 of the Companies
       Act 1985, to allot for cash, equity securities
       [Section 94(2) to Section 94(3A)of the Companies
       Act 1985] pursuant to the authority conferred
       by Resolution 7, disapplying the statutory
       pre-emption rights [Section 89(1) of the Companies
       Act 1985], provided that this power shall be
       limited to the allotment of equity securities:
       a) in connection with an offer or issue of
       equity securities by way of rights to or in
       favour of the holders of ordinary shares; or
       b) pursuant to the terms of any Share Option,
       Share Save and Long Term Incentive Schemes
       for the Directors and employees of the Company
       and/or its subsidiaries currently in existence
       or operation or subsequently approved by the
       shareholders of the Company in general meeting;
       or c) up to an aggregate nominal amount of
       GBP 651,556; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 01 JUL 2009]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such offers or agreements
       made prior to such expiry

S.10   Authorize the Company, in accordance with Article         Mgmt          For                            For
       13 of the Company's Articles of Association
       , to make market purchases [Section 163 of
       the Companies Act 1985] of up to 8,687,409
       [being approximately 10% of the current issued
       ordinary share capital of the Company] ordinary
       shares of 15 pence each in the capital of the
       Company [ordinary shares], at a maximum price
       which may be paid for an ordinary share purchased
       under this authority shall not be more than
       the higher of an amount equal to 105% of the
       average middle market closing prices for such
       shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days immediately preceding the date of the
       purchase and the amount stipulated by Article
       5(1) of the Buy-back and Stabilization Regulations
       2003 and the minimum price which may be paid
       is the nominal value of an ordinary share,
       in all cases, the price paid is exclusive of
       any expenses paid by the Company; [Authority
       expires at the conclusion of the next AGM of
       the Company or 01 JUL 2009]; and the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 DANA PETROLEUM PLC, ABERDEEN                                                                Agenda Number:  701926618
--------------------------------------------------------------------------------------------------------------------------
        Security:  G26503113
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2009
          Ticker:
            ISIN:  GB0033252056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts for the year              Mgmt          For                            For
       to 31 DEC 2008

2.     Re-elect Mr. Thomas Patrick Cross as a Director           Mgmt          For                            For

3.     Re-elect Mr. David Archibald MacFarlane as a              Mgmt          For                            For
       Director

4.     Re-elect Mr. Stuart McNicol Paton as a Director           Mgmt          For                            For

5.     Receive the Board report on Directors' remuneration       Mgmt          For                            For
       for the YE 31 DEC 2008

6.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For

7.     Authorize the Audit Committee to determine the            Mgmt          For                            For
       remuneration of the Auditors

8.     Authorize to increase the authorized share capital        Mgmt          For                            For
       to GBP 24,000,000.12

9.     Authorize the Directors, in accordance with               Mgmt          Against                        Against
       Section 80 of the Companies Act 1985, to allot
       relevant securities in accordance with the
       notice of meeting

S.10   Grant authority to call general meetings of               Mgmt          Against                        Against
       the Company, other than AGMs, not less than
       14 clear days' notice

S.11   Authorize the Directors to allot for cash equity          Mgmt          For                            For
       securities up to a nominal value of GBP 651,829
       as if Section 89[1] of the Companies Act 1985
       did not apply

S.12   Authorize the Directors to make purchases of              Mgmt          For                            For
       up to 8,691,060 of the Companies shares in
       accordance with the notice of meeting




--------------------------------------------------------------------------------------------------------------------------
 DANIELI & C.OFFICINE MECCANICHE SPA, BUTTRIO (UDINE)                                        Agenda Number:  701709985
--------------------------------------------------------------------------------------------------------------------------
        Security:  T73148115
    Meeting Type:  OGM
    Meeting Date:  24-Oct-2008
          Ticker:
            ISIN:  IT0000076502
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 OCT 2008 AT 14.00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Receive the annual report of the Company and              Mgmt          No Action
       consolidated annual report as at 30 JUN 2008,
       report of the Board of Directors and the report
       of the Board of Statutory Auditors interest
       and consequent resolution

2.     Appoint a missing Director or establishment               Mgmt          No Action
       about the number of the same Directors

3.     Approve the integration of the Board of Statutory         Mgmt          No Action
       Auditors due to the resignation of an Auditor
       decided by the majority

4.     Approve the buy back pragramme                            Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 DANIELI & C.OFFICINE MECCANICHE SPA, BUTTRIO (UDINE)                                        Agenda Number:  701735144
--------------------------------------------------------------------------------------------------------------------------
        Security:  T73148107
    Meeting Type:  OGM
    Meeting Date:  24-Oct-2008
          Ticker:
            ISIN:  IT0000076486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS SECURITY IS A SAVING SHARE          Non-Voting    No vote
       AND IS NOT ENTITLED TO PARTICIPATE TO THE MEETING.
       THANK YOU.

1.     Receive financial statement and consolidated              Non-Voting    No vote
       financial statement as at 30 JUN 2008, Board
       of Directors and Auditors report, any adjournment
       thereof

2.     Appointment of a Director and determination               Non-Voting    No vote
       of number

3.     Integration of the Board of Auditors                      Non-Voting    No vote

4.     Authorization of buy back                                 Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DASSAULT SYSTEMES SA, VELIZY VILLACOUBLAY                                                   Agenda Number:  701902101
--------------------------------------------------------------------------------------------------------------------------
        Security:  F2457H100
    Meeting Type:  MIX
    Meeting Date:  09-Jun-2009
          Ticker:
            ISIN:  FR0000130650
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts of the FY             Mgmt          For                            For

O.2    Approve the consolidated accounts of the FY               Mgmt          For                            For

O.3    Approve the distribution of profits                       Mgmt          For                            For

O.4    Approve the regulated agreements                          Mgmt          For                            For

O.5    Approve the regulated agreements concluded between        Mgmt          For                            For
       Company and Mr. Bernard Charles

O.6    Appoint the temporary Statutory Auditors                  Mgmt          For                            For

O.7    Ratify the headquarters' transfer                         Mgmt          For                            For

O.8    Grant authority to acquire the Company's shares           Mgmt          Against                        Against

E.9    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by cancellation of repurchased
       shares within the framework of a shares repurchase
       program

E.10   Approve the modification of the Article 14-2              Mgmt          For                            For
       of the statutes

E.11   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase capital by issuing shares or securities
       giving access to the Company's capital and
       to issue securities giving right to the allocation
       of securities, with maintenance of preferential
       subscription rights of shareholders

E.12   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase capital by issuing shares or securities
       giving access to the Company's capital and
       to issue securities giving right to the allocation
       of securities, without preferential subscription
       rights of shareholders

E.13   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the number of securities to be issued,
       in case of a capital increase, with or without
       preferential subscription rights

E.14   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase capital by incorporation o reserves,
       profits or premiums

E.15   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase capital, within the limit of 10% in
       order to remunerate contributions in kind

E.16   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase share capital, for the benefits of
       a Company Savings Plan's Members

EO.17  Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAVID JONES LTD, SYDNEY NSW                                                                 Agenda Number:  701744915
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q31227103
    Meeting Type:  AGM
    Meeting Date:  28-Nov-2008
          Ticker:
            ISIN:  AU000000DJS0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting    No vote
       and its controlled entities for the 52 weeks
       ended 28 JUL 2008 and the reports of the Directors
       and the Auditor

2.A    Re-elect Mr. Robert Savage as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with Rule 6.1[f] of the Company's Constitution

2.B    Re-elect Mr. Stephen Goddard as a Director of             Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with Rule 6.1[f] of the Company's Constitution

3.     Approve that, for the purposes of Rule 6.3[a]             Mgmt          For                            For
       of the Company's Constitution, the aggregate
       amount of remuneration that may be paid to
       the Non-Executive Directors in any FY be increased
       by AUD 500,000 from AUD 1,800,000 to AUD 2,300,000

4.     Adopt the remuneration report                             Mgmt          For                            For

5.A    Approve to grant up to a maximum number of 3,387,900      Mgmt          For                            For
       Retention Rights [each in respect of one ordinary
       share in the capital of the Company] to Mr.
       Mark McInnes, the Chief Executive Officer of
       the Company, pursuant to the David Jones Limited
       Long Term Incentive Plan [Retention Plan FY09-11]
       and on the terms set out in the notice of the
       AGM 2008

5.B    Approve to grant up to a maximum number of 1,732,258      Mgmt          For                            For
       Retention Rights [each in respect of one ordinary
       share in the capital of the Company] to Mr.
       Stephen Goddard, the Finance Director of the
       Company, pursuant to the David Jones Limited
       Long Term Incentive Plan [Retention Plan FY09-11]
       and on the terms set out in the notice of the
       AGM 2008




--------------------------------------------------------------------------------------------------------------------------
 DAVIDE CAMPARI - MILANO SPA, MILANO                                                         Agenda Number:  701856025
--------------------------------------------------------------------------------------------------------------------------
        Security:  T24091117
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  IT0003849244
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       04 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 12 DEC 2008,           Mgmt          No Action
       any adjournment thereof

2.     Approve the Stock Option Plan                             Mgmt          No Action

3.     Grant authority to buy and sell own shares                Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 DAVIS SERVICE GROUP PLC                                                                     Agenda Number:  701851760
--------------------------------------------------------------------------------------------------------------------------
        Security:  G26796147
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  GB00B0F99717
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual report and accounts          Mgmt          For                            For
       for the YE 31 DEC 2008

2.     Approve the report on the Directors remuneration          Mgmt          For                            For

3.     Approve the payment of a final dividend of 13.5           Mgmt          For                            For
       pence per ordinary share

4.     Re-elect Mr. K. Quinn as a Director                       Mgmt          For                            For

5.     Re-elect Mr. J. D. Burns as a Director                    Mgmt          For                            For

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors and authorize the Directors to determine
       their remuneration

7.     Approve the Davis Service Group Co Investment             Mgmt          For                            For
       Plan 2009

8.     Amend the Davis Service Group Sharesave Plan              Mgmt          For                            For
       2006

9.     Authorize the Directors to allot shares pursuant          Mgmt          Against                        Against
       to Section 80 of the Companies Act 1985

S.10   Authorize the Directors to allot shares other             Mgmt          For                            For
       than pro rata pursuant to Section 95 of the
       Companies Act 1985

S.11   Authorize the Company to buy back its own shares          Mgmt          For                            For
       pursuant to Section 166 of the Companies Act
       1985

S.12   Approve to hold general meeting on 14 days notice         Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 DCC PLC                                                                                     Agenda Number:  701648377
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2689P101
    Meeting Type:  AGM
    Meeting Date:  18-Jul-2008
          Ticker:
            ISIN:  IE0002424939
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial statements             Mgmt          For                            For
       for the YE 31 MAR 2008, together with the reports
       or the Directors and the Auditors thereon

2.     Approve to declare a final dividend of 36.12              Mgmt          For                            For
       cent per share for the YE 31 MAR 2008

3.A    Re-elect Mr. Tony Barry as a Director                     Mgmt          For                            For

3.B    Re-elect Mr. Tommy Breen as a Director                    Mgmt          For                            For

3.C    Re-elect Mr. Roisin Brennan as a Director                 Mgmt          For                            For

3.D    Re-elect Mr. Michael Buckley as a Director                Mgmt          For                            For

3.E    Re-elect Mr. Paddy Gallagher as a Director                Mgmt          For                            For

3.F    Re-elect Mr. Maurice Keane as a Director                  Mgmt          For                            For

3.G    Re-elect Mr. Fergal O'Dwyer as a Director                 Mgmt          For                            For

3.H    Re-elect Mr. Bernard Somers as a Director                 Mgmt          For                            For

4.     Authorise the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

5.     Authorise the Directors to allot shares                   Mgmt          For                            For

6.     Authorise the Directors to allot shares for               Mgmt          For                            For
       cash otherwise than to existing shareholders
       in certain circumstances

7.     Authorise the Directors to make market purchases          Mgmt          For                            For
       of the Company's own shares

8.     Approve to fix the re-issue of the Company's              Mgmt          For                            For
       shares held as treasury shares

9.     Amend the Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DCM JAPAN HOLDINGS CO.,LTD.                                                                 Agenda Number:  701940860
--------------------------------------------------------------------------------------------------------------------------
        Security:  J12549101
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3548660004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DE LA RUE PLC, BASINGSTOKE HAMPSHIRE                                                        Agenda Number:  701650409
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2702K121
    Meeting Type:  EGM
    Meeting Date:  14-Jul-2008
          Ticker:
            ISIN:  GB00B1XN5J68
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the disposal of the business known as             Mgmt          For                            For
       cash systems




--------------------------------------------------------------------------------------------------------------------------
 DE LA RUE PLC, BASINGSTOKE HAMPSHIRE                                                        Agenda Number:  701648973
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2702K121
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2008
          Ticker:
            ISIN:  GB00B1XN5J68
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt Directors' report and the               Mgmt          For                            For
       financial statements of the Company for the
       YE 29 MAR 2008 together with the report of
       the Auditors

2.     Approve the remuneration report for the YE 29             Mgmt          For                            For
       MAR 2008

3.     Declare a final dividend on the Company's ordinary        Mgmt          For                            For
       shares in the respect of the YE 29 MAR 2008

4.     Re-elect Sir. Jeremy Greenstock as a Director,            Mgmt          For                            For
       who retires by rotation pursuant to Article
       38.1 of the Company's Articles of Association
       [the Articles]

5.     Re-elect Mr. S.A. King as a Director, who retires         Mgmt          For                            For
       by rotation pursuant to Article 38.1 of the
       Company's Articles of Association [the Articles]

6.     Re-elect Mr. K.H. Hodgkinson as a Director,               Mgmt          For                            For
       who retires annually having completed two terms
       of appointment

7.     Re-elect Dr. P.M.G Nolan as a Director, who               Mgmt          For                            For
       retires annually having completed two terms
       of appointment

8.     Re-elect Mr. N.K. Brookes as a Director, who              Mgmt          For                            For
       retires annually pursuant to the Combined Code

9.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          Against                        Against
       the Company to hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the Company

10.    Authorize the Directors to determine the Auditor's        Mgmt          For                            For
       remuneration

11.    Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80 of the Companies Act 1985 [the Act],
       to allot relevant securities up to an aggregate
       nominal amount of GBP 14,866,161; [Authority
       expires the earlier of the next AGM of the
       Company]; and the Directors may make allotments
       during the relevant period which may be exercised
       after the relevant period

S.12   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the previous Resolution and pursuant to
       Section 95 of the Act, to allot equity securities
       whether for cash pursuant to the authority
       conferred by the previous Resolution or otherwise
       in case of treasury shares [Section 162(3)
       of the Act], disapplying the statutory pre-emption
       rights [Section 89(1)], provided that this
       power is limited to the allotment of equity
       securities i) in connection with an offer of
       such securities by way of rights, open offer
       or other offer of securities, to holders of
       ordinary shares in proportion and ii) up to
       an aggregate nominal amount of GBP 2,229,924
       ; [Authority expires the earlier of the conclusion
       of the next AGM of the Company]; and the Directors
       to allot equity securities after the expiry
       of this authority in pursuance of any such
       offer or agreement made prior to such expiry

S.13   Authorize the Company, pursuant to Article 83             Mgmt          For                            For
       of the Articles of Association and in accordance
       with Section 166 of the Act , to make one or
       more market purchases [Section 163(3) of the
       Act] of up to 14,985,090 ordinary shares representing
       9.99% of the Company's issued Ordinary Share
       capital provided that in the case of shares
       purchased in the markets and held in treasury
       such maximum aggregate nominal value of shares
       held shall not at any time exceed 10% of the
       issued share capital of the Company at that
       time and the minimum price of 29 16/21 pence
       and up to 105% of the average of the middle
       market quotations of the Company's ordinary
       shares as derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days on which the share is contracted to be
       purchased; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or 12 months]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.14   Approve and adopt the Artic1es of Association             Mgmt          For                            For
       as specified as the amended Articles of Association
       of the Company in substitution for, and to
       the exclusion of, the existing Articles of
       Association with effect from the conclusion
       of the 2008 AGM




--------------------------------------------------------------------------------------------------------------------------
 DE LA RUE PLC, BASINGSTOKE HAMPSHIRE                                                        Agenda Number:  701741806
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2702K121
    Meeting Type:  EGM
    Meeting Date:  14-Nov-2008
          Ticker:
            ISIN:  GB00B1XN5J68
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, conditional on the admission to the              Mgmt          For                            For
       Official List and to trading on the London
       Stock Exchange plc's main market for listed
       securities in respect of the B Shares, the
       return of cash [as specified] and related matters
       specified in such circular




--------------------------------------------------------------------------------------------------------------------------
 DE SAMMENSLUTTEDE VOGNMAEND AF 13.7.1976 A/S DSV                                            Agenda Number:  701904698
--------------------------------------------------------------------------------------------------------------------------
        Security:  K3013J154
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  DK0060079531
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the Management's review of the Company's          Mgmt          For                            For
       activities in 2008

2.     Receive and approve the audited 2008 annual               Mgmt          For                            For
       report, including the fee for the Members of
       the Supervisory Board

3.     Approve the appropriation of DKK 0.00 in profit           Mgmt          Against                        Against
       per share

4.1    Elect Mr. Kurt K. Larsen as a Member of the               Mgmt          For                            For
       Supervisory Board

4.2    Elect Mr. Erik B. Pedersen as a Member of the             Mgmt          For                            For
       Supervisory Board

4.3    Elect Mr. Per Skov as a Member of the Supervisory         Mgmt          For                            For
       Board

4.4    Elect Mr. Kaj Christiansen as a Member of the             Mgmt          For                            For
       Supervisory Board

4.5    Elect Ms. Annette Sadolin as a Member of the              Mgmt          For                            For
       Supervisory Board

5.     Elect Ernst & Young, Godkendt Revisionsaktieselskab       Mgmt          For                            For
       [CVR nr.26 05 94] as the Auditors of the Company

6.A    Amend Articles 4b as specified                            Mgmt          For                            For

6.B    Amend Article 5 as specified                              Mgmt          For                            For

6.C    Amend Articles 5a of the Articles of Association          Mgmt          For                            For
       as specified

7.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DEA CAPITAL SPA, MILANO                                                                     Agenda Number:  701864921
--------------------------------------------------------------------------------------------------------------------------
        Security:  T2616G105
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  IT0001431805
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2009 AT 17.00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       any adjournment thereof

2.     Approve the new plan to buy and sell own shares,          Mgmt          No Action
       any adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 DEBENHAMS PLC                                                                               Agenda Number:  701785480
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2768V102
    Meeting Type:  AGM
    Meeting Date:  13-Jan-2009
          Ticker:
            ISIN:  GB00B126KH97
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the FYE 30 AUG 2008              Mgmt          For                            For
       together with the Directors' report and the
       Auditors' report on those accounts

2.     Approve the remuneration report for the FYE               Mgmt          For                            For
       30 AUG 2008

3.     Declare a final dividend for the YE 30 AUG 2008           Mgmt          For                            For
       of 0.5 pence per share

4.     Re-elect Mr. Philippe Costeletos as a Director,           Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

5.     Re-elect Mr. Adam Crozier as a Director, who              Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

6.     Re-elect Mr. Jonathan Feuer as a Director, who            Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

7.     Re-elect Mr. John Lovering as a Director, who             Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

8.     Re-elect Mr. Paul Pindar as a Director, who               Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

9.     Re-elect Mr. Michael Sharp as a Director, who             Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

10.    Re-elect Mr. Christopher Woodhouse as a Director,         Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

11.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company

12.    Authorize the Audit Committee to determine the            Mgmt          For                            For
       remuneration of the Auditors on behalf of the
       Board

13.    Authorize the Directors, generally and unconditionally    Mgmt          For                            For
       for the purposes of Section 80 of the Companies
       Act 1985 [the Act], to allot relevant securities
       [within the meaning of that Section] up to
       an aggregate nominal value of GBP 29,159; [Authority
       expires at the conclusion of the Company's
       next AGM]; and the Company may before such
       expiry make an offer or agreement which would
       or might require relevant securities to be
       allotted after such expiry and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 13 and pursuant to Section 95
       of the Act, to allot equity securities for
       cash, disapplying the statutory pre-emption
       rights [Section 89(1)], provided that this
       power is limited to the allotment of equity
       securities: a) in connection with an offer
       of such securities by way of rights to holders
       of ordinary shares in proportion; b) up to
       an aggregate nominal amount of GBP 4,373; [Authority
       expires on the conclusion of the next AGM of
       the Company]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.15   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Act] of up to 87,477,032
       shares at a minimum price which the Company
       may pay for each share is 0.01 pence being
       the nominal value of each share and an amount
       equal to 105% of the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days and an amount
       equal to the higher of the price of the last
       independent trade of a share and the highest
       current independent bid for a share as derived
       from the London Stock Exchange Trading System
       [SETS]; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       18 months]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.16   Adopt the Articles of Association of the Company          Mgmt          Against                        Against
       in substitution for, and to the exclusion of,
       the existing Articles of Association, with
       effect from the conclusion of the AGM

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DEBENHAMS PLC, LONDON                                                                       Agenda Number:  701999180
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2768V102
    Meeting Type:  EGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  GB00B126KH97
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company

2.     Authorize the Directors of the Company to allot           Mgmt          For                            For
       shares in connection with the capital raising

S.3    Approve to disapply statutory pre-emption rights          Mgmt          For                            For

S.4    Approve the terms and implementation of the               Mgmt          For                            For
       capital raising




--------------------------------------------------------------------------------------------------------------------------
 DELEK AUTOMATIVE SYSTEMS LTD, NETANYA                                                       Agenda Number:  701964430
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2756V109
    Meeting Type:  SGM
    Meeting Date:  08-Jun-2009
          Ticker:
            ISIN:  IL0008290103
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve to increase the amount of the annual              Mgmt          Abstain                        Against
       D&O cover in the frame of the Delek Group D&O
       insurance in which the Company participates
       from USD 50 million to USD 75 million and payment
       of the proportionate share of the Company in
       the annual premium

2.     Authorize the Company to renew D&O insurance              Mgmt          Abstain                        Against
       cover from time to time either independently
       or within the frame of Group insurance provided
       that in the frame of Group insurance the amount
       is not less than USD 50 million and not more
       than USD 100 million and in the case of independent
       insurance the amount is not less than USD 30
       million and not more than USD 60 million, and
       in neither case will the premium be more than
       USD 100,000

3.     Re-appoint Ms. Yael Geva as an External Director          Mgmt          For                            For
       for an additional 3 year statutory period




--------------------------------------------------------------------------------------------------------------------------
 DELEK REAL ESTATE LTD                                                                       Agenda Number:  701908189
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2778C105
    Meeting Type:  SGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  IL0010932932
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the financial statements and the Directors        Mgmt          Abstain                        Against
       report for the year 2008

2.     Approve to increase the authorized share capital          Mgmt          Abstain                        Against
       by 200 million ordinary shares without par
       value; following the increase are the registered
       share capital will be 400 million ordinary
       shares without par value




--------------------------------------------------------------------------------------------------------------------------
 DEMAG CRANES AG, DUESSELDORF                                                                Agenda Number:  701802363
--------------------------------------------------------------------------------------------------------------------------
        Security:  D17567104
    Meeting Type:  AGM
    Meeting Date:  03-Mar-2009
          Ticker:
            ISIN:  DE000DCAG010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 10 FEB 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007/2008 FY with the
       report of the Supervisory Board, the group
       financial statements and group annual report
       as well as the report by the Board of Managing
       Directors pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 101,075,709.63 as follows: Payment
       of a dividend of EUR 1.40 per no-par share
       EUR 71,433,519.43 shall be carried forward
       ex-dividend and payable date: 04 MAR 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008/2009             Mgmt          For                            For
       FY: Deloitte and Touche GmbH, Dusseldorf

6.     Amendment to Section 8(4) of the Articles of              Mgmt          For                            For
       Association in respect of the Article 4, regarding
       the membership on the Supervisory Board being
       terminated in any case on the day after the
       general meeting following on the 70th birth
       day of a Supervisory Board Member, being deleted
       without replacement, Article 5 of Section 8
       shall become Article 4

7.     Election of Dr. Rudolf Rupprecht to the Supervisory       Mgmt          For                            For
       Board

8.     Authorization to acquire own shares, the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of the Company's share capital through
       the Stock Exchange at prices neither more than
       5% below nor more than 10% above the market
       price of the shares, by way of a public repurchase
       offer to all shareholders at prices not deviating
       more than 10% from the market price of the
       shares, or by a public request for sales offers
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       02 SEP 2009, the authorization may also be
       exercised by one of the Company's affiliates
       or by a third party on the Company's own account,
       the Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to use the shares in order to float them on
       foreign Stock Exchanges at prices not deviating
       more than 5% from the market price of the shares,
       in connection with acquisitions and mergers,
       to dispose of the shares in a manner other
       than through the Stock Exchange or by way of
       a public repurchase offer against payment in
       cash at prices not materially below the market
       price of the shares restricted to up to 10%
       of the Company's share capital, in these cases,
       share holders, subscription rights shall be
       excluded, shareholders subscription rights
       may also be excluded for residual amounts,
       the Board of Managing Directors shall also
       be authorized to retire the shares, the existing
       authorization to acquire own shares shall be
       revoked




--------------------------------------------------------------------------------------------------------------------------
 DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                         Agenda Number:  701982111
--------------------------------------------------------------------------------------------------------------------------
        Security:  J12936134
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3549600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DENWAY MTRS LTD                                                                             Agenda Number:  701924450
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2032Y106
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  HK0203009524
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Zeng Qinghong as a Director                  Mgmt          For                            For

3.2    Re-elect Mr. Yang Dadong as a Director                    Mgmt          For                            For

3.3    Re-elect Mr. Yao Yiming as a Director                     Mgmt          Against                        Against

3.4    Re-elect Mr. Cheung Doi Shu as a Director                 Mgmt          For                            For

3.5    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix the remuneration of the
       Auditors

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to repurchase shares in the capital of the
       Company on The Stock Exchange of Hong Kong
       Limited [the "Stock Exchange"] or on any other
       stock exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time; approve
       the aggregate nominal amount of shares of the
       Company to be repurchased by the Company shall
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of the passing of this resolution
       and the said approval shall be limited accordingly;
       [Authority expires earlier at the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to allot, issue and deal with additional shares
       in the capital of the Company and to make and
       grant offers, agreements and options [including
       warrants, bonds, debentures, notes and other
       securities which carry rights to subscribe
       for or are convertible into shares of the Company]
       which would or might require shares to be allotted
       and after the end of the relevant period; approve
       the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Company,
       otherwise than pursuant to (a) a Rights Issue
       [as hereinafter defined]; or (b) an issue of
       shares upon the exercise of subscription rights
       under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       (c) any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or (d) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company, shall not exceed 20% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of the passing
       of this resolution and the said approval shall
       be limited accordingly; [Authority expires
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

7.     Approve that the conditional upon the passing             Mgmt          For                            For
       of the ordinary resolutions in items 5 and
       6 as specified, the general mandate granted
       to the Directors of the Company to exercise
       the powers of the Company to allot, issue and
       deal with any additional shares of the Company
       pursuant to ordinary resolution in item 6 as
       specified be and is hereby extended by the
       addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to ordinary
       resolution in item 5 as specified, provided
       that such extended amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of the passing of this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DERICHEBOURG, BOISSY SAINT LEGER                                                            Agenda Number:  701794744
--------------------------------------------------------------------------------------------------------------------------
        Security:  F7194B100
    Meeting Type:  MIX
    Meeting Date:  12-Feb-2009
          Ticker:
            ISIN:  FR0000053381
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE in 2008, as
       presented; earnings for the FY: EUR 44,654,441.98
       accordingly, and grant permanent discharge
       to the Directors and to the Auditors for the
       performance of their duties during the said
       FY

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and to resolve that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 44,654,441.98; retained earnings:
       EUR 31,730,357.95; distributable income: EUR
       76,384,799.93; legal reserve: EUR 350,366.05;
       dividends: EUR 13,631,670.56 retained earnings:
       EUR 62,402,763.32; the shareholders will receive
       a net dividend of EUR 0.08 per share, and will
       entitle to the 40% deduction provided by the
       French Tax Code; this dividend will be paid
       on 03 APR 2009, as required by Law

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code, and approve the
       said report and the agreements referred to
       therein

O.5    Authorize the Board of Directors to trade in              Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 25.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 425,989,700.00; [Authority is given for
       an 18 month period]

O.6    Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

E.7    Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital, on one or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       50,000,000.00, by issuance, with preferred
       subscription rights maintained, of debt securities,
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 300,000,000.00;
       [Authority is granted for a 26 month period];
       and to take all necessary measures and accomplish
       all necessary formalities

E.8    Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital, on one or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       50,000,000.00, by issuance, with waiver of
       the subscription rights, of debt securities,
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 300,000,000.00;
       [Authority is granted for a 26 month period];
       and to take all necessary measures and accomplish
       all necessary formalities

E.9    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and corporate officers of the Company who are
       Members of a Company Savings Plan; [Authority
       is given for a 26 month period]; and for an
       amount that shall not exceed 3% of the share
       capital; approve to cancel the shareholders'
       preferential subscription rights; and authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.10   Amend Article number 14 of the By-Laws; and               Mgmt          For                            For
       approve to delete the obligation for the Directors
       to hold 1 share of the Company




--------------------------------------------------------------------------------------------------------------------------
 DERWENT LONDON PLC, LONDON                                                                  Agenda Number:  701919891
--------------------------------------------------------------------------------------------------------------------------
        Security:  G27300105
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  GB0002652740
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report and accounts for             Mgmt          For                            For
       the YE 31 DEC 2008

2.     Approve the report of the Remuneration Committee          Mgmt          For                            For
       for the YE 31 DEC 2008

3.     Declare a final dividend of 16.35p per ordinary           Mgmt          For                            For
       share for the YE 31 DEC 2008

4.     Re-elect Mr. J. D. Burns as a Director                    Mgmt          For                            For

5.     Re-elect Mr. P. M. Williams as a Director                 Mgmt          For                            For

6.     Re-elect Mrs. J de Moller as a Director                   Mgmt          For                            For

7.     Re-elect Mr. J. C. Ivey as a Director                     Mgmt          For                            For

8.     Re-elect Mr. S. J. Neathercoat as a Director              Mgmt          For                            For

9.     Re-appoint BDO Stoy Hayward LLP as Independent            Mgmt          For                            For
       Auditors

10.    Authorize the Directors to determine the Independent      Mgmt          For                            For
       Auditors' remuneration

11.    Grant authority to increase the authorized share          Mgmt          For                            For
       capital

12.    Grant authority to the allotment of relevant              Mgmt          Against                        Against
       securities

13.    Grant authority to the limited disapplication             Mgmt          For                            For
       of pre-emption rights

14.    Authorize the Company to purchase its own shares          Mgmt          For                            For

15.    Grant authority to increase in Directors' fees            Mgmt          For                            For

16.    Grant authority to the reduction of the notice            Mgmt          Against                        Against
       period for general meetings other than annual
       general meetings




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE EUROSHOP AG, ESCHBORN                                                              Agenda Number:  701966078
--------------------------------------------------------------------------------------------------------------------------
        Security:  D1854M102
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2009
          Ticker:
            ISIN:  DE0007480204
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and annual report, and the report
       pursuant to Sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 36,093,747.90 as follows: payment
       of a dividend of EUR 1.05 per share Ex-dividend
       and payable date: 01 JUL 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Elect Messrs. Michael Gellen, Thomas Armbrust,            Mgmt          For                            For
       Bernd Thiemann to the Supervisory Board

6.     Appointment of Auditors for the 2009 FY: BDO              Mgmt          For                            For
       Deutsche Warentreuhand Ag, Hamburg




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE WOHNEN AG, FRANKFURT/MAIN                                                          Agenda Number:  701971865
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2046U176
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  DE000A0HN5C6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 26 MAY 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the approved annual financial             Non-Voting    No vote
       statements as at 31 December 2008, the approved
       consolidated financial statements as at 31
       December 2008, the combined Management Report
       on the Company's and the Group's situation
       as at 31 December 2008, the Report of the Supervisory
       Board for financial year 2008 and the explanatory
       report of the Management Board regarding the
       information provided in accordance with Section
       289 subsection 4, Section 315 subsection 4
       of the German Commercial Code [Handelsgesetzbuch;
       HGB]

2.     Resolution on the discharge of the Management             Mgmt          For                            For
       Board for financial year 2008

3.     Resolution on the discharge of the Supervisory            Mgmt          For                            For
       Board for financial year 2008

4.     Appointment of the auditor of the individual              Mgmt          For                            For
       and the consolidated financial statements as
       well as for the audit-like review of the half-year
       financial report, if applicable, for financial
       year 2009

5.     Resolution on the renewal of the authorisation            Mgmt          For                            For
       of the Management Board concerning the acquisition
       and the sale of own shares

6.     Resolution on the cancellation of current and             Mgmt          Against                        Against
       the creation of new authorised capital (including
       the option to exclude subscription rights pursuant
       to Section 186 subsection 3 clause 4 AktG)
       and corresponding amendments to the articles
       of association

7.A    Approval of the amendment of the profit and               Mgmt          For                            For
       loss transfer agreement with Deutsche Wohnen
       Management GmbH

7.B    Approval of the amendment of the profit and               Mgmt          For                            For
       loss transfer agreement with Deutsche Wohnen
       Service GmbH

7.C    Approval of the amendment of the profit and               Mgmt          For                            For
       loss transfer agreement with Deutsche Wohnen
       Management- und Servicegesellschaft mbH

7.D    Conclusion of a control and profit and loss               Mgmt          For                            For
       transfer agreement with Deutsche Wohnen Corporate
       Immobilien GmbH




--------------------------------------------------------------------------------------------------------------------------
 DEUTZ AG, KOELN                                                                             Agenda Number:  701854867
--------------------------------------------------------------------------------------------------------------------------
        Security:  D39176108
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  DE0006305006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 09 APR 2009 THE MEETING HAS BEEN
       SETUP USING THE ACTUAL RECORD DATE - 1 BUSINESS
       DAY. THIS IS DONE TO ENSURE THAT ALL POSITIONS
       REPORTED ARE IN CONCURRENCE WITH THE GERMAN
       LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report pursuant to Sections 289[4] and 315[4]
       of the German Commercial Code

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 26,81 5,840.49 as follows: EUR
       26,815,840.49 shall be carried forward

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       Deloitte + Touche Gm bH, Dusseldorf

6.     Amendment to Section 2[1] of the Articles of              Mgmt          For                            For
       Association in respect of the object of the
       Company being adjusted to reflect the sale
       of the Company's brand MWM, and the Company's
       withdrawal from the plant engineering and construction
       business

7.     Amendments to Section 17[3] of the Articles               Mgmt          For                            For
       of Association in accordance wit h the implementation
       of the Shareholders Rights Act [ARUG] in respect
       of shareholders being entitled to participate
       and vote at the shareholders. meeting if they
       register wit h the Company by the sixth day
       prior to the meeting and provide evidence of
       their shareholding




--------------------------------------------------------------------------------------------------------------------------
 DIGITAL CHINA HOLDINGS LTD                                                                  Agenda Number:  701664725
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2759B107
    Meeting Type:  AGM
    Meeting Date:  19-Aug-2008
          Ticker:
            ISIN:  BMG2759B1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the Company and its subsidiaries
       and the reports of the Directors and Auditors
       for the YE 31 MAR 2008

2.     Declare a final dividend for the YE 31 MAR 2008           Mgmt          For                            For

3. i   Re-elect Mr. Andrew Y YAN as a Director of the            Mgmt          For                            For
       Company

3.ii   Re-elect Mr. Tang Xudong as a Director of the             Mgmt          For                            For
       Company

3.iii  Re-elect Professor W.U. Jinglian as a Director            Mgmt          For                            For
       of the Company

3.iv   Re-elect Mr. Lin Yang as a Director of the Company        Mgmt          For                            For

3.v    Re-elect Mr. Chen Derek Zhiyong as a Director             Mgmt          For                            For
       of the Company

3.vi   Re-elect Mr. Luo Hong as a Director of the Company        Mgmt          For                            For

3.vii  Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       to fix their remuneration

5.1    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe convertible
       into shares of the Company] during or after
       the end of the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of the passing of this resolution, otherwise
       than pursuant to: i) a rights issue [as specified];
       or ii) the exercise of rights of subscription
       or conversion under the terms of any existing
       warrants, bonds, debentures, notes or other
       securities issued by the Company; or iii) the
       exercise of options granted under any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to eligible
       participants of the Company and/or any of its
       subsidiaries of rights to acquire shares of
       the Company; or iv) any scrip dividend or similar
       arrangement providing for the allotment and
       issue of shares in lieu of the whole or part
       of a dividend on shares of the Company in accordance
       with Bye-Laws of the Company; or v) a specified
       authority granted by the shareholders of the
       Company in general meeting; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is required
       by the Bye-Laws of the Company or any applicable
       laws of Bermuda to be held]

5.2    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares in the capital of the Company
       during the relevant period, on The Stock Exchange
       of Hong Kong Limited [the 'Stock Exchange']
       or any other stock exchange on which the shares
       of the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange for this
       purpose, subject to and in accordance with
       all applicable Laws and/or the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of the passing
       of this resolution; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable Laws of Bermuda to be held]

5.3    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5(1) and 5(2) as specified, the general mandate
       granted to the Directors of the Company to
       allot, issue and deal with the additional shares
       in the capital of the Company pursuant to Resolution
       5(1), to make or grant offers, agreements and
       options [including warrants, bonds, debentures,
       notes and other securities which carry rights
       to subscribe for or are convertible into shares
       of the Company], by the addition thereto of
       an amount representing the aggregate nominal
       amount of the shares of the Company purchased
       pursuant to Resolution 5(2) as specified, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 DIGITAL CHINA HOLDINGS LTD                                                                  Agenda Number:  701674637
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2759B107
    Meeting Type:  SGM
    Meeting Date:  19-Aug-2008
          Ticker:
            ISIN:  BMG2759B1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the investment by [China              Mgmt          For                            For
       Singapore Suzhou Industrial Park Ventures Co.
       Ltd] and Infinity I-China Investments [Israel],
       L.P. [collectively the Investors] in the information
       technology services business currently carrying
       on by the Company [the Investment] through
       their contributions to the registered capital
       and the capital surplus of [Digital China Information
       Technology Service Co. Ltd] [DCITS], and the
       execution of the capital increase agreement,
       the cooperative joint venture contract, the
       amended and restated Articles of Association
       of DCITS, the employment contracts, non-disclosure
       and non-competition agreements [collectively
       the Transaction Documents] relating to the
       Investment, in all respects and that all the
       transactions contemplated thereunder; and authorize
       any 1 Director of the Company, and if the affixation
       of the common seal of the Company is necessary,
       any 2 Directors, to execute all such other
       documents, instruments or agreements and to
       do or take all such actions or things as such
       Directors consider necessary or desirable to
       implement and/or give effect to the Investment,
       the transaction documents and the transactions
       contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DIGITAL CHINA HOLDINGS LTD                                                                  Agenda Number:  701758306
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2759B107
    Meeting Type:  SGM
    Meeting Date:  25-Nov-2008
          Ticker:
            ISIN:  BMG2759B1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the revision of the annual cap for the            Mgmt          For                            For
       FYE 31 MAR 2009 in relation to the purchases
       of the Products and Services [as specified]
       by the Company and/or its subsidiaries from
       Lenovo Group Limited and/or its subsidiaries
       on a continuing and regular basis from HKD
       2,576,448,000 to HKD 2,950,818,200 and authorize
       any one Director of the Company to execute
       all such other documents, instruments or agreements
       and to do or take all such actions or things
       as such Director considers necessary or desirable
       to implement and/or give effect to such revision

2.     Approve and ratify the New Master Purchases               Mgmt          For                            For
       Agreement [the details of which are set out
       in the Circular, a copy of which has been produced
       to the meeting marked A and signed by the Chairman
       of the meeting for identification purpose],
       the transactions contemplated there under and
       the Proposed Annual Caps [as specified]; authorize
       any one Director of the Company to execute
       all such other documents, instruments or agreements
       and to do or take all such actions or things
       as such Director considers necessary or desirable
       to implement and/or give effect to the terms
       of the New Master Purchases Agreement and the
       transactions contemplated there under

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DIMENSION DATA HLDGS PLC BRITN                                                              Agenda Number:  701793970
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8185Y108
    Meeting Type:  AGM
    Meeting Date:  28-Jan-2009
          Ticker:
            ISIN:  GB0008435405
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual financial statements         Mgmt          For                            For
       comprising the consolidated financial statements
       of the Dimension Data Group and the financial
       statements of Dimension Data Holdings plc incorporated
       therein, and the reports of the Directors and
       the Auditors for the YE 30 SEP 2008

2.     Declare a final dividend of 1.7 US cents per              Mgmt          For                            For
       share, in accordance with the Company's Articles
       of Association, payable on 13 MAR 2009 to the
       holders of ordinary shares registered at the
       close of business on 13 FEB 2009

3.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       the YE 30 SEP 2008

4.     Re-elect Mr. Stephen Joubert as an Executive              Mgmt          For                            For
       Director, who retires in accordance with the
       Articles of Association

5.     Re-elect Ms. Wendy Lucas-Bull as a Non-executive          Mgmt          Against                        Against
       Director, who retires in accordance with the
       Articles of Association

6.     Re-elect Mr. Rory Scott as a Non-executive Director,      Mgmt          For                            For
       for a term expiring on the date of the Company's
       AGM in 2010, who retires in accordance with
       the Articles of Association

7.     Re-elect Mr. Dorian Wharton-Hood as a Non-executive       Mgmt          For                            For
       Director, for a term expiring on the date of
       the Company's AGM in 2010, who retires in accordance
       with the Articles of Association

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next general meeting at which financial
       statements are laid before the Company

9.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

10.    Approve to renew, the authority conferred on              Mgmt          For                            For
       the Directors, pursuant to Article 10.2 of
       the Company's Articles of Association to allot
       relevant securities and authorize the Directors
       of the Company to allot relevant securities
       up to an aggregate nominal amount of USD 1,694,459
       or 169,445,900 ordinary shares, [Authority
       expires the earlier of the date of the Company's
       AGM in 2010 or 28 APR 2010] and for such period
       [without taking into account for this purpose
       any allotment of relevant securities pursuant
       to an offer or agreement made prior to such
       period]

S.11   Approve to renew, subject to the passing of               Mgmt          For                            For
       Resolution 10, the authority and power conferred
       on the Directors pursuant to Article 10.3 of
       the Company's Articles of Association to allot
       equity securities wholly for cash disapplying
       the statutory pre-emption rights [Section 89(1)]
       of the Companies Act 1985, and authorize the
       Directors to allot equity securities wholly
       for cash pursuant to and within the terms of
       the authority in Articles 10.2 of the Company's
       Articles of Association: a) in connection with
       a rights issue [as defined in Article 10.5
       of the Company's Articles of Association] and;
       b) otherwise than in connection with a rights
       issue up to an aggregate nominal amount of
       USD 847,229 or 84,722,900 ordinary shares disapplying
       the statutory pre-emption rights [Section 89(1)]
       of the Companies Act 1985; [Authority expires
       the earlier at the date of the Company's AGM
       in 2010 or 28 APR 2010] and for such period
       [without taking into account for this purpose
       any allotment of relevant securities pursuant
       to an offer or agreement made prior to such
       period]

S.12   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985, to make 1 or
       more market purchases [Section 163(3) of the
       Act] on the London or Johannesburg Stock Exchanges
       of ordinary shares of 1 US cent each in the
       capital of the Company up to a total of 84,722,900
       shares, and may hold such shares as treasury
       shares, provided that: at a maximum number
       of shares held in treasury not more than 5%
       of the issued share capital of the Company;
       and the maximum price which may be paid for
       such ordinary shares shall not be more than
       5% above the average of the market values for
       an ordinary share as derived from the London
       Stock Exchange's Daily Official List, for the
       5 business days; the minimum price which may
       be paid for such shares is 1 US cent per ordinary
       share; and [Authority expires the earlier of
       the date of the Company's AGM in 2010 or 28
       APR 2010] [except in relation to any purchase
       of shares the contract for which was concluded
       before such date and which would or might be
       executed wholly or partly after such date]




--------------------------------------------------------------------------------------------------------------------------
 DISCO CORPORATION                                                                           Agenda Number:  701983238
--------------------------------------------------------------------------------------------------------------------------
        Security:  J12327102
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3548600000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Increase Board
       Size to 5

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors

6      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan




--------------------------------------------------------------------------------------------------------------------------
 DNO DET NORSKE OLJESELSKAP ASA                                                              Agenda Number:  701979443
--------------------------------------------------------------------------------------------------------------------------
        Security:  R60003101
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  NO0003921009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Opening by the Chairman of the Board, registration        Mgmt          For                            For
       of attending shareholders and shares represented
       by proxy

2.     Elect the Chairman to preside over the meeting            Mgmt          For                            For
       and a shareholder to sign the minutes of the
       AGM together with the Chairman of the meeting

3.     Approve the notice and the agenda                         Mgmt          For                            For

4.     Receive the financial statements for 2008 and             Mgmt          For                            For
       approve the annual report and financial statements
       for the Parent Company and the Group, including
       allocation of the profit for the year in DNO
       International ASA

5.     Approve the Directors' remuneration                       Mgmt          For                            For

6.     Approve the Auditors' fees                                Mgmt          For                            For

7.     Approve the statement from the Board regarding            Mgmt          For                            For
       the salary and other compensation to Senior
       Management in the Company

8.     Approve the share based bonus scheme                      Mgmt          For                            For

9.     Elect the Members of the Board of Directors               Mgmt          For                            For

10.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital

11.    Authorize the Board of Directors to acquire               Mgmt          For                            For
       treasury shares

12.    Grant authority for the issuance of convertible           Mgmt          For                            For
       bond loan




--------------------------------------------------------------------------------------------------------------------------
 DOCKWISE LTD                                                                                Agenda Number:  701926480
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2786A106
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  BMG2786A1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening of the AGM of Dockwise Limited by the             Mgmt          For                            For
       Chairman of the Board

2.     Appoint the Chairman and Secretary of the AGM             Mgmt          For                            For

3.     Approve the notice of the AGM and the agenda              Mgmt          For                            For

4.     Approve the minutes of last year's AGM held               Mgmt          For                            For
       at Four Seasons Hotel, Westferry Circus, 46
       Canary Wharf London E14 8RS United Kingdom
       on 20 MAY 2008

5.     Approve the dividend policy                               Mgmt          For                            For

6.     Receive and adopt the audited and approved financial      Mgmt          For                            For
       statements of the Company for the YE 31 DEC
       2008

7.     Approve the distribution of profits 2008                  Mgmt          For                            For

8.a    Re-elect Mr. Rutger Van Slobbe as a Director              Mgmt          For                            For

8.b    Re-elect Mr. Danny McNease as a Director                  Mgmt          For                            For

8.c    Re-elect Mr. Menno Antal as a Director                    Mgmt          For                            For

8.d    Re-elect Mr. Andre Goedee as a Director                   Mgmt          For                            For

9.     Re-elect Mr. Adri Baan Be as a Chairman of the            Mgmt          For                            For
       Board

10.    Re-appoint KPMG Accountants NV of Amstelveen,             Mgmt          For                            For
       the Netherlands as the Auditors of the Company
       for a period until the day ending the date
       of next year's AGM

11.    Approve the Remuneration Policy and authorize             Mgmt          Abstain                        Against
       the Directors to determine the Management's
       remuneration

12.    Approve the remuneration of the Directors as              Mgmt          For                            For
       proposed by the Nomination Committee

13.    Approve the notification of the Transfer of               Mgmt          For                            For
       Corporate Management of the Company from Bermuda
       to the Netherlands

14.    Authorize the Board of Directors to issue at              Mgmt          For                            For
       the Board of Director's absolute discretion
       22,975,544 shares in the Company representing
       a maximum of 10% of the entire issued capital
       at the date of this meeting

15.    Any other business                                        Non-Voting    No vote

16.    Closing of the AGM                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DOF ASA, STOREBO                                                                            Agenda Number:  701946355
--------------------------------------------------------------------------------------------------------------------------
        Security:  R6000K103
    Meeting Type:  OGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  NO0010070063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the general meeting by the Chairman            Non-Voting    No vote
       of the Board of Directors

2.     Appoint the Chairperson                                   Mgmt          For                            For

3.     Elect 2 shareholders present to co-sign the               Mgmt          For                            For
       minutes of the general meeting

4.     Approve the notice and agenda                             Mgmt          For                            For

5.     Receive the annual accounts of 2008, and the              Mgmt          For                            For
       Auditor's report

6.     Approve the declaration from the Board on salaries        Mgmt          For                            For
       and other remuneration to leading personnel,
       reference the Public Limited Companies Act
       Section 6-16a, ref. Section 5-6

7.     Approve the remuneration to Board Members, Election       Mgmt          For                            For
       Committee and the Auditor for 2008

8.     Elect the Board Members; approve the Election             Mgmt          For                            For
       Committee's recommendation; and elect a new
       Member to the Election Committee

9.     Authorize the Board of Directors for the Company          Mgmt          For                            For
       to purchase own shares

10.    Authorize the Board of Directors for the Company          Mgmt          Against                        Against
       to increase its share capital

11.    Acknowledge the information about Company status          Mgmt          For                            For
       by Managing Director Mr. Mons S. Aase




--------------------------------------------------------------------------------------------------------------------------
 DON QUIJOTE CO.,LTD.                                                                        Agenda Number:  701701408
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1235L108
    Meeting Type:  AGM
    Meeting Date:  26-Sep-2008
          Ticker:
            ISIN:  JP3639650005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 DOREL INDS INC                                                                              Agenda Number:  701935427
--------------------------------------------------------------------------------------------------------------------------
        Security:  25822C205
    Meeting Type:  MIX
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  CA25822C2058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" ONLY FOR RESOLUTIONS
       "3" AND "4" AND "IN FAVOR" OR 'ABSTAIN' ONLY
       FOR RESOLUTION NUMBERS "1" AND "2". THANK YOU.

1.     Elect the Directors                                       Mgmt          For                            For

2.     Appoint KPMG LLP, Chartered Accountants as the            Mgmt          For                            For
       Auditors

3.     Approve the Executive Deferred Share Unit Plan            Mgmt          Against                        Against
       of the Company

4.     Approve an increase in the number of class B              Mgmt          Against                        Against
       subordinate voting shares that may be issued
       under the 2004 Stock Option Plan of the Company




--------------------------------------------------------------------------------------------------------------------------
 DOUGLAS HLDG AG                                                                             Agenda Number:  701807642
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2290M102
    Meeting Type:  AGM
    Meeting Date:  18-Mar-2009
          Ticker:
            ISIN:  DE0006099005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 25 FEB 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the approved annual financial             Non-Voting    No vote
       statements, the adopted consolidated financial
       statements and the combined Management report
       of DOUGLAS HOLDING AG and the Group for the
       FY from 01 OCT 2007 to 30 SEP 2008, as well
       as of the report of the Supervisory Board and
       an explanatory report of the Executive Board
       concerning the disclosures made pursuant to
       Section 289(4) and 315(4) of the German Commercial
       Code (HGB)

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 44,000,000 as follows: payment
       of a dividend of EUR 1.10 per entitled share
       EUR 792,756.80 shall be carried forward for
       the FY from 01 OCT 2007 to 30 SEP 2008

3.     Resolution on the ratification of the acts of             Mgmt          For                            For
       the Executive Board for the FY from 01 OCT
       2007 to 30 SEP 2008

4.     Resolution on the ratification of the acts of             Mgmt          For                            For
       the Supervisory Board for the FY from 01 OCT
       2007 to 30 SEP 2008

5.     Resolution on the authorization to acquire treasury       Mgmt          For                            For
       stock and own shares, the Company shall be
       authorized to acquire own shares not exceeding
       10% of its share capital, at prices not deviating
       more than 10% from the market price, on or
       before 17 SEP 2010, the Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than the stock exchange or
       a rights offering if they are sold at a price
       not materially below their market price, to
       use the shares for acquisition purposes, and
       to retire the shares

6.     Appointment of Auditors Susat & Partner OHG               Mgmt          For                            For
       Wirtschaftsprufungsgesellschaft, Domstrasse
       15, 20095 Hamburg for the FY from 01 OCT 2008
       to 30 SEP 2009




--------------------------------------------------------------------------------------------------------------------------
 DOWA HOLDINGS CO.,LTD.                                                                      Agenda Number:  701982565
--------------------------------------------------------------------------------------------------------------------------
        Security:  J12432126
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3638600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Outside Substitute  Corporate Auditor           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DOWNER EDI LTD                                                                              Agenda Number:  701720597
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q32623151
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  AU000000DOW2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements and            Mgmt          For                            For
       reports of the Directors and the Auditor for
       the YE 30 JUN 2008

2.     Re-elect Mr. John Humphrey as a Director, who             Mgmt          For                            For
       retires by rotation and in accordance with
       the Constitution of the Company

3.     Elect Mr. Geoffrey Knox as a Director, who retires        Mgmt          For                            For
       in accordance with the Constitution

4.     Elect Ms. Sally [Annabelle] Chaplain as a Director,       Mgmt          For                            For
       who retires in accordance with the Constitution

5.     Elect Mr. Richard [Mike] Harding as a Director,           Mgmt          For                            For
       who retires in accordance with the Constitution

6.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008

7.     Approve the increase in the maximum total amount          Mgmt          For                            For
       of the Directors' fees that may be payable
       by the Company to the Non-Executive Directors
       form AUD 800,000 to AUD 2,000,000




--------------------------------------------------------------------------------------------------------------------------
 DRAEGERWERK AG & CO. KGAA, LUEBECK                                                          Agenda Number:  701858839
--------------------------------------------------------------------------------------------------------------------------
        Security:  D22938118
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  DE0005550636
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD.
       THANK YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 17 APR 2009 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation and approval of the 2008 financial           Non-Voting    No vote
       statements, and presentation of the annual
       report, the report of the Supervisory board,
       the group financial statements and annual report,
       and the report pursuant to sections 289[4]
       and 315[4] of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Non-Voting    No vote
       profit of EUR 86,202,967.81 as follows: payment
       of a dividend of EUR 0.35 per preference share
       payment of a dividend of EUR 0.29 per ordinary
       share EUR 82,138,967.81 shall be carried forward
       ex-dividend and payable date: 11 MAY 2009

3.     Ratification of the Acts of the general partner           Non-Voting    No vote

4.     Ratification of the acts of the Supervisory               Non-Voting    No vote
       Board

5.     Resolution on the Supervisory Board remuneration          Non-Voting    No vote
       the remuneration as per section 21[1] of the
       Articles of Association shall be set at EUR
       225,857.50

6.     Authorization to acquire own shares the general           Non-Voting    No vote
       partner shall be authorized to acquire preference
       shares of the Company of up to 10% of its share
       capital, at prices not deviating more than
       10% from the market price of the shares, on
       or before 07 NOV 2010, the general partner
       shall be authorized to use the shares for acquisition
       purposes or as employee shares, to sell the
       shares at a price not materially below their
       market price, and to retire the shares

7.     Resolution on the creation of new authorized              Non-Voting    No vote
       capital, and the corresponding amendments to
       the Articles of Association the general partner
       shall be authorized, with the consent of the
       Supervisory Board, to increase the company's
       share capital by up to EUR 16,256,000 through
       the issue of new ordinary shares against payment
       in cash or kind, on or before 07 MAY 2014.
       Shareholders' subscription rights may be excluded
       for residual amounts, for the issue of shares
       for acquisition purposes, and for the issue
       of shares at a price not materially below their
       market price

8.1.   Amendments to the Articles of Association in              Non-Voting    No vote
       connection with the shareholder rights directive
       implementation act [ARUG]; Section 28 shall
       be amended in respect of the shareholders'
       meeting being announced in the federal gazette
       at least 36 days in advance, and shareholders
       being required to register with the company
       and to supply proof of their holdings in order
       to participate in such meetings

8.2.   Amendments to the Articles of Association in              Non-Voting    No vote
       connection with the shareholder rights directive
       implementation act [ARUG]; Section 29 shall
       also be amended to allow the general partner
       to effect audiovisual transmission of the shareholders'
       meeting

8.3.   Amendments to the Articles of Association in              Non-Voting    No vote
       connection with the shareholder rights directive
       implementation act [ARUG]; Section 30 shall
       be amended to allow shareholders' voting rights
       to be exercised in proxy

9.     Appointment of Auditors for the 2009 FY:PricewaterhousecoopersNon-Voting    No vote
       AG, Hamburg




--------------------------------------------------------------------------------------------------------------------------
 DRAKA HOLDING NV, AMSTERDAM                                                                 Agenda Number:  701869806
--------------------------------------------------------------------------------------------------------------------------
        Security:  N2771R199
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2009
          Ticker:
            ISIN:  NL0000347813
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.A    Approve the report of the Board of Management             Mgmt          No Action

2.B    Approve the proposal to adopt the 2008 financial          Mgmt          No Action
       statements

3.     Approve the determination of dividend                     Mgmt          No Action

4.     Grant discharge to the Members of the Board               Mgmt          No Action
       of Management

5.     Grant discharge to the Members of the Supervisory         Mgmt          No Action
       Board

6.     Re-appoint Mr. Annemiek Fentener Van Vlissingen           Mgmt          No Action
       as a Member of the Supervisory Board as of
       20 APR 2009

7.     Appoint the Auditor                                       Mgmt          No Action

8.     Approve the designation of the Board of Management        Mgmt          No Action
       as the competent body authorized until 20 OCT
       2010, to adopt Resolutions, subject to the
       approval of the Supervisory Board, and to issue
       shares or to grant rights to subscribe to shares

9.     Approve the designation of the Board of Management        Mgmt          No Action
       as the competent body authorized until 20 OCT
       2010, to adopt Resolutions, subject to the
       approval of the Supervisory Board, and to limit
       or exclude the statutory pre-emption rights

10.    Grant authority to acquire own shares                     Mgmt          No Action

11.    Any other business                                        Non-Voting    No vote

12.    Close of meeting                                          Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DUERR AG, STUTTGART                                                                         Agenda Number:  701861014
--------------------------------------------------------------------------------------------------------------------------
        Security:  D23279108
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  DE0005565204
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 09 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisor board, the group financial
       statements, the group annual report, and the
       reports pursuant to sections 289(4) and 315(4)
       of the German commercial code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 20,122,000 as follows: payment
       of a dividend of EUR 0.70 per no-par share
       EUR 8,011,636 shall be carried forward Ex-dividend
       and payable date: 01 MAY 2009

3.     Ratification of the acts of the Members of the            Mgmt          For                            For
       Board of Managing Director

4.     Ratification of the acts of the Members of the            Mgmt          For                            For
       Supervisory Board

5.     Appoint the auditors for the 2009 FY Ernst +              Mgmt          For                            For
       Young AG, Stuttgart

6.     Approve the resolution on the renewal of the              Mgmt          Against                        Against
       authorized capital and the correspondent amendments
       to the Articles of Associate the authorization
       to increase the share capital by up to 16,106,240,
       shall be revoked the Board of MDS shall be
       authorized, with the consent of the Supervisor
       Board, to increase the share capital by upto
       EUR 22,144,665.60 through the issue of up to
       8,650,260 new ordinary and/or preference shares
       against payment in cash and/or kind, on or
       before 30 APR 2014 shareholders shall be granted
       subscription rights, except for a capital increase
       of up to 10% of the share capital against cash
       payment if the shares are issued at a price
       not materially below their market price, for
       issue of shares in connection with acquisitions,
       for the granting of such rights to holders
       of previously issued conversion and option
       rights, and for residual amounts holders of
       one class of shares may not subscribe to the
       other class of shares

7.     Approve to renewal of the authorization to acquire        Mgmt          For                            For
       own shares the Company shall be authorized
       to acquire own shares of up to 10 % of its
       share capital, through the stock exchange at
       a price not differing more than 5 % from the
       market price of the shares, or by way of a
       public repurchase offer at a price neither
       below, nor more than 20 %. above, their market
       price, on or before 30 OCT 2010. the Board
       of MDS shall be authorized to sell the shares
       on the stock exchange or to offer them to all
       shareholders, to dispose of the shares in a
       manner other than the stock exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below their
       market price, to use the shares for acquisition
       purposes, and to retire the shares

8.     Amend the Articles of Association in accordance           Mgmt          For                            For
       with the implementation of the Shareholders.
       Rights Act (ARUG), as follows: a) Section 16(2)
       deletion; b) Section 17, in respect of shareholders
       being entitled to participate and vote at the
       shareholders meeting if they register with
       the company and provide evidence of their shareholding
       as per the statutory record dates; c) Section
       18(3), in respect of shareholders being entitled
       to issue proxy-voting instructions, d) Section
       deletion




--------------------------------------------------------------------------------------------------------------------------
 DUNDEE CORP                                                                                 Agenda Number:  701965658
--------------------------------------------------------------------------------------------------------------------------
        Security:  264901109
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  CA2649011095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS 1 AND 2. THANK YOU.

       To receive the audited consolidated financial             Non-Voting    No vote
       statements of the Company for the FYE 31 DEC
       2008, together with the Auditor's report thereon

1.     Elect the Directors of the Company for the ensuing        Mgmt          For                            For
       year

2.     Appoint PricewaterhouseCoopers LLP as the Auditor         Mgmt          For                            For
       of the Company for the ensuing year and authorize
       the Directors of the Company to fix the remuneration
       of the Auditor

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DUNDEE REAL ESTATE INVT TR                                                                  Agenda Number:  701884365
--------------------------------------------------------------------------------------------------------------------------
        Security:  265270207
    Meeting Type:  AGM
    Meeting Date:  11-May-2009
          Ticker:
            ISIN:  CA2652702077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       "1 AND 2" AND 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       "S.3". THANK YOU.

       To receive the audited consolidated financial             Non-Voting    No vote
       statements of Dundee REIT for the FYE 31 DEC
       2008 together with the report of the Auditors
       thereon

1.     Elect the Trustees of Dundee REIT for the ensuing         Mgmt          For                            For
       year

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       of the Trust and its subsidiaries and authorize
       the trustees of the Trust to fix the remuneration
       of the Auditor

S.3    Approve certain matters in connection with a              Mgmt          For                            For
       proposed change in the way Dundee REIT holds
       its indirect interest in Telus Tower in Calgary,
       Alberta, as specified

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DUNDEE WEALTH MGMT INC                                                                      Agenda Number:  701950594
--------------------------------------------------------------------------------------------------------------------------
        Security:  265312108
    Meeting Type:  MIX
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  CA2653121087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR RESOLUTIONS
       3 AND "IN FAVOR" OR ''ABSTAIN" FOR RESOLUTIONS
       1 AND 2. THANK YOU

       To receive the audited consolidated financial             Non-Voting    No vote
       statements of the Company for the FYE 31 DEC
       2008 together with the Auditor's report thereon

1.     Elect the Directors of the Company for the ensuing        Mgmt          For                            For
       year as specified

2.     Appoint PricewaterhouseCoopers LLP as the Auditor         Mgmt          For                            For
       of the Company for the ensuing year and authorize
       the Directors of the Company to fix the remuneration
       of the Auditor

3.     Amend the Share Incentive Plans of the Company            Mgmt          For                            For
       [as specified]

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DUSKIN CO.,LTD.                                                                             Agenda Number:  701998291
--------------------------------------------------------------------------------------------------------------------------
        Security:  J12506101
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3505900005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DYCKERHOFF AG, WIESBADEN                                                                    Agenda Number:  701874338
--------------------------------------------------------------------------------------------------------------------------
        Security:  D23622117
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  DE0005591036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD.
       THANK YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 17 APR 2009 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the supervisor board, the group financial
       statements, the group annual report, the reports
       pursuant to sections 289(4) and 315(4) of the
       German commercial code, and the proposal of
       the Board Managing Directors on the appropriation
       of the Distribution profit

2.     Resolution on the appropriation of the distribution       Non-Voting    No vote
       profit of EUR 121,356,606.39 as follows: payment
       of a Dividend of EUR 2 per no-par share EUR
       38,825,500 shall be allocated to the revenue
       reserves ex-dividend and payable date: 11 MAY
       2009

3.     Ratification of the acts of the Board of Managing         Non-Voting    No vote
       Directors

4.     Ratification of the acts of the Supervisor Board          Non-Voting    No vote

5.     Appointment of Auditors a) for the 2009 fin.              Non-Voting    No vote
       yr.: Deloitte+ Touche GMBH, Munich b) for the
       2009 abbreviated accounts and the interim report:
       Deloitte+ Touche GMBH, Munich

6.     Renewal of the authorization to acquire own               Non-Voting    No vote
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 10%
       from the market price of the shares if they
       are acquired through the stock exchange, nor
       more than 20% if they are acquired by way of
       a repurchase offer, on or before 07 NOV 2010
       the Board of Managing Directors shall be authorized
       retire the shares, to dispose of the shares
       in a manner other than the stock exchange or
       an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, and to use the shares for acquisition
       purposes or for satisfying conversion rights
       b) in connection with the abovementioned authorization,
       the Company shall also be authorized to acquire
       own shares of up to 5 % of its share capital
       by means of call or put options at prices not
       deviating more than 20% from the market price
       of the shares, and to use the shares in the
       manner as described




--------------------------------------------------------------------------------------------------------------------------
 DYDO DRINCO,INC.                                                                            Agenda Number:  701860618
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1250F101
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  JP3488400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EACCESS LTD.                                                                                Agenda Number:  701985080
--------------------------------------------------------------------------------------------------------------------------
        Security:  J12548103
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3130100005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations




--------------------------------------------------------------------------------------------------------------------------
 EARTH CHEMICAL CO.,LTD.                                                                     Agenda Number:  701838039
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1326M106
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  JP3100190002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers

5      Amend the Compensation to be Received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EBARA CORPORATION                                                                           Agenda Number:  701990790
--------------------------------------------------------------------------------------------------------------------------
        Security:  J12600128
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3166000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.     Approve Retirement Allowance for Retiring Directors       Mgmt          Against                        Against
       , and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

4.     Provision of Remuneration to Directors for Stock          Mgmt          For                            For
       Option Scheme as Stock-Linked Compensation
       Plan




--------------------------------------------------------------------------------------------------------------------------
 EBRO PULEVA SA, BARCELONA                                                                   Agenda Number:  701864464
--------------------------------------------------------------------------------------------------------------------------
        Security:  E38028135
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  ES0112501012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and Management report         Mgmt          For                            For
       for the year 2008

2.     Approve the actions and Management of the Board           Mgmt          For                            For
       for the year 2008

3.     Approve the distribution of results from 2008             Mgmt          For                            For
       including the payment of EUR 0.36 per share
       as a dividend

4.     Ratify the sales transaction of the sugar business        Mgmt          For                            For

5.     Approve the distribution of 2 Extraordinary               Mgmt          For                            For
       Dividends on the condition of the sale of the
       sugar business: [a] delivery of own shares
       until the issue premium of EUR 34.333.000 is
       used up; [b] dividend of EUR 0,36 per share

6.     Approve the administrator salaries for 2008               Mgmt          Against                        Against
       and the Board Member salary report

7.     Appoint the Auditor                                       Mgmt          For                            For

8.     Authorize the Board to acquire own shares within          Mgmt          For                            For
       legal limits, to establish the limits and to
       reduce social capital if needed

9.     Approve the delegation to the Board to increase           Mgmt          For                            For
       social capital and issue new ordinary shares
       for 5 years within legal limits and to exclude
       the right to preferential subscription on these
       shares, limited to 20p of social capital

10.    Authorize the Board to provide economic resources         Mgmt          For                            For
       to the Ebro Puleva foundation

11.    Approve the delegation to the Board to formalize,         Mgmt          For                            For
       develop, rectify, execute and convert into
       a public document the agreements adopted in
       the meeting




--------------------------------------------------------------------------------------------------------------------------
 EDB BUSINESS PARTNER ASA                                                                    Agenda Number:  701920159
--------------------------------------------------------------------------------------------------------------------------
        Security:  R1919G103
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  NO0010019649
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM, including taking a register           Mgmt          For                            For
       of the Shareholders present

2.     Elect a person to chair the meeting                       Mgmt          For                            For

3.     Approve the notice calling the meeting and the            Mgmt          For                            For
       agenda

4.     Elect a person to join the Chairman of the meeting        Mgmt          For                            For
       in signing the minutes of the meeting

5.     Approve the report on the Company's current               Mgmt          For                            For
       situation

6.     Receive the report from the Compensation Committee,       Mgmt          For                            For
       and to consider the Board's statement for determining
       the salaries of the Executive Management pursuant
       to Section 6 - 16 A of the Public Limited Companies
       Act

7.     Receive the report from the Audit Committee               Mgmt          For                            For

8.     Approve the annual accounts and the annual report         Mgmt          For                            For
       for the FY 2008, including the allocation of
       the profit for the year 2008 and the distribution
       of a dividend

9.     Approve the remuneration to the Company's Auditor         Mgmt          For                            For

10.    Approve the remuneration of the Board                     Mgmt          For                            For

11.    Approve the remuneration of the Election Committee        Mgmt          For                            For

12.    Authorize the Board to issue shares                       Mgmt          For                            For

13.    Approve the 2006 Share Option Scheme for key              Mgmt          For                            For
       employees

14.    Authorize the Board to acquire own shares                 Mgmt          For                            For

15.    Elect 3 Members to the Board                              Mgmt          For                            For

16.    Elect 1 Member to the Election Committee                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EDF ENERGIES NOUVELLES, NANTERRE                                                            Agenda Number:  701952497
--------------------------------------------------------------------------------------------------------------------------
        Security:  F31932100
    Meeting Type:  MIX
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  FR0010400143
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 564052 DUE TO DUE TO ADDITION OF RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       Reports of the Board of Directors                         Non-Voting    No vote

       Reports of the Statutory Auditors                         Non-Voting    No vote

1.     Approve and review of the annual accounts for             Mgmt          For                            For
       the FYE on 31 DEC 2008

2.     Approve and review of the consolidated accounts           Mgmt          For                            For
       for the FYE on 31 DEC 2008

3.     Approve the distribution of profits                       Mgmt          For                            For

4.     Approve the agreements referred to in Articles            Mgmt          For                            For
       L. 225-38 and Sequence of the Commercial Code

5.     Approve an agreements referred to in Article              Mgmt          For                            For
       L. 225-42-1 concerning Mr. Michel Trousseau

6.     Receive the report of the Board of Directors'             Mgmt          For                            For
       Chairman on internal control and Statutory
       Auditors therein

7.     Approve the attendance allowances allocated               Mgmt          For                            For
       to the Board Members

8.     Approve to renewal of Mr. Jean Thomazeau's mandate        Mgmt          Against                        Against
       as Board Member

9.     Authorize the Board of Directors for the Company          Mgmt          For                            For
       to buy its own shares

10.    Powers for the accomplishment of formalities              Mgmt          For                            For

E.11   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by cancellation of Treasury Shares

E.12   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       decide the issue, with maintenance of preferential
       subscription rights, of shares or securities
       giving access, immediately or ultimately, to
       the Company's capital or debt securities

E.13   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       decide the issue, with cancellation of preferential
       subscription rights, of shares or securities
       giving access, immediately or ultimately, to
       the Company's capital or debt securities

E.14   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       decide the issue of shares or securities giving
       access, immediately or ultimately, to the Company's
       capital reserved for EDF SA and EDEV SA under
       suspenseful condition

E.15   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       decide the issue of shares or securities giving
       access, immediately or ultimately, to the Company's
       capital reserved for Societe internationale
       d'Investissements Financiers and to Paris Mouratoglou
       under suspenseful condition

E.16   Authorize the Board of Directors, in case of              Mgmt          For                            For
       issue with cancellation of preferential subscription
       rights to fix the issue price as determined
       by the general assembly within the limit of
       10% of the capital

E.17   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the issue amount, with or without maintenance
       of preferential subscription rights, in case
       of excess demand

E.18   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital by incorporation
       of reserves, profits or premiums, merger premium
       or share premium or any other sum whose capitalization
       is allowed

E.19   Authorize the Board of Directors in order to              Mgmt          For                            For
       decide on the issue of the Company's shares
       reserved for Members of a Company savings plan
       under the provisions of the Commercial Code
       and Articles L. 3332-18 and Sequence of the
       Labour Code

E.20   Authorize the Board of Directors to use the               Mgmt          Against                        Against
       delegations of capital increase and reduction
       of share capital in period of a public offer
       for the Company's securities

E.21   Approve the overall limitation of financial               Mgmt          For                            For
       authorities conferred under the 12th, 13th,
       14th, 15th, 16th, 17th, 18th and 19th resolutions

E.22   Amend the Article 14 of the Statutes- Board               Mgmt          For                            For
       of Directors - harmonization of Paragraph 2
       regarding the time limit to regularizing the
       holding of shares by the Board Members and
       insertion of a Paragraph 14.10 on the appointment
       of an observer

E.23   Amend the Article 17 of the Statutes - Board              Mgmt          For                            For
       of Directors' Chairman - modification of the
       age limit

E.24   Amend the Article 20 of the Statutes general              Mgmt          For                            For
       assemblies - terms for convening meetings,
       renumbering and insertion of a new paragraph
       concerning the registration in the ledger of
       the Company's shares to attend to a general
       assembly

E.25   Powers for the accomplishment of formalities              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EDION CORPORATION                                                                           Agenda Number:  702006087
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1266Z109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3164470001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EITZEN CHEMICAL ASA, OSLO                                                                   Agenda Number:  701950188
--------------------------------------------------------------------------------------------------------------------------
        Security:  R2102E103
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  NO0010327620
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM by the Chairman of the Board           Mgmt          For                            For
       and registration of shareholders present and
       proxies

2.     Elect the Chairman of the meeting and 1 person            Mgmt          For                            For
       to countersign the minutes

3.     Approve the notice of the meeting and the agenda          Mgmt          For                            For

4.     Approve the annual report and accounts for 2008           Mgmt          For                            For

5.     Approve the remuneration to the Company's Auditor         Mgmt          For                            For

6.     Approve the remuneration to the Board Members             Mgmt          For                            For

7.     Approve the Board of Directors' statement regarding       Mgmt          For                            For
       determination of remuneration to the Chief
       Executive Officer and the Senior Management
       for advisory vote and guidelines for the Company's
       Stock Option Programme

8.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the Company's share capital by issuance of
       new share wishes to be able to strengthen the
       Company's financial position through issuance
       of new shares, and to be able to strengthen
       the Company's balance sheet, in order to that
       is finance acquisition of vessels and/or Companies
       and the like in accordance with its strategy
       with equity or through issuance of new shares
       in the Company as settlement, at the AGM on
       28 MAY 2008, of attorney to increase the Company's
       share capital with up to NOK 29,355,566 through
       issuance of new share this power of attorney
       expires 1 year after it was approved the share
       capital of the company is today NOK 171,777,83
       therefore, the Board of Directors has proposed
       that the AGM make the following resolution
       : 1) the Board of Directors is granted a power
       of attorney to increase the Company's share
       capital by up to NOK 29,355,566 ; 2) the statement
       of total share capital and number of shares
       in section 4 of the Articles of Association
       shall be amended accordingly ; 3) the shareholders'
       pre-emption right pursuant to the Norwegian
       Public Limited Liability Companies law, NOK
       10-4, may be set aside; 4) the terms and conditions
       for subscription for shares, including but
       not limited to the subscription rate, shall
       be determined by the Board of Directors; 5)
       this power of attorney comprises decision of
       merger, CF. the Norwegian Public Liability
       Companies Act ,NOK 13-5; 6) this power of attorney
       expires at the next AGM ; 7) this power of
       attorney covers both increase of share capital
       by way of cash deposit and contribution in
       kind; CF. the Norwegian Public Limited Liability
       Companies Act ,NOK 10-2 ; 8) this power of
       attorney replaces any previous power of attorney
       to increase the Company's share capital

9.     Authorize the Board of Directors to acquire               Mgmt          For                            For
       the Company's own shares if such acquisition
       is considered adequate at the AGM on 28 MAY
       2008 the Board of Directors was granted power
       of attorney to acquire the Company's shares
       this power of attorney expires 1 year after
       it was approved on this basis, the Board of
       Directors has proposed that the AGM resolve
       the following : 1) the Board of Directors is
       given a power of attorney to acquire the Company's
       own shares, in accordance with The Norwegian
       Public Limited Liability Companies Act, Chapter
       9; 2) the Board of Directors may acquire and
       sell shares the way it finds adequate, yet
       so that the principle of equal treatment of
       all shareholders shall not be deviated from;
       3) the Board of Directors may acquire shares
       at a total nominal value of NOK 17,177,783
       however, the Company cannot at any time own
       more than 10 % of the Company's outstanding
       shares the purchase price for each share shall
       be minimum NOK 1 and maximum NOK 100;  4) the
       power of attorney shall be in force to the
       next AGM; 5) this power of attorney replaces
       any previous power of attorneys to acquire
       the Company's own shares

10.    Re-elect the present Board of Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EIZO NANAO CORPORATION                                                                      Agenda Number:  702001239
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1287L105
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3651080008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EKORNES ASA, IKORNNES                                                                       Agenda Number:  701938714
--------------------------------------------------------------------------------------------------------------------------
        Security:  R20126109
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  NO0003035305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 565145 DUE TO RECEIPT OF ADDITIONAL NOMINEE
       NAME FOR THE ELECTION COMMITTEE. ALL VOTES
       RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve the registration, notice of meeting               Mgmt          For                            For
       and the agenda

2.     Elect the Meeting Chair                                   Mgmt          For                            For

3.a    Approve the Company's income statement and balance        Mgmt          For                            For
       sheet as of 31 DEC 2008 and the Group's results
       and the Group balance sheet as of 31 DEC 2008

3.b    Approve the allocation of profit for the year             Mgmt          For                            For
       in accordance with the established balance
       sheet and the decision regarding dividends

4.     Receive the Board of Directors' statement to              Mgmt          For                            For
       the 2009 AGM on the determination of salaries
       and other remuneration of Senior Executives
       pursuant to Section 6-16a of the Public Limited
       Companies Act [Norway]

5.     Approve that the remuneration of Board Members            Mgmt          For                            For
       be reduced for 2009; the fee paid to the Chairman
       of the Board be reduced from NOK 200,000 to
       NOK 160,000, and the fee for the Board's externally
       elected Members from NOK 120,000 to NOK 100,000;
       the fixed meeting attendance fee remain unchanged
       at NOK 10,000 per meeting day for the externally
       elected Members; the fee for the Employee Representatives
       remain unchanged at NOK 120,000; the following
       remuneration has been proposed for the Board
       Members: NOK 160,000 for the Chairman of the
       Board; NOK 100,000 for externally elected Board
       Members; NOK 120,000 for Employee Representatives;
       NOK 60,000 for Observers; the externally elected
       Board Members are also to receive a remuneration
       of NOK 10,000 per meeting day, except for the
       Chairman of the Board, who is to receive a
       fee of NOK 1,400 per hour; and the following
       remuneration is proposed for the Election Committee:
       NOK 30,000 for the Chairman of the Election
       Committee and NOK 20,000 for Ordinary Members;
       and that the fee of the Company's Auditor,
       KPMG AS, be fixed at NOK 1,207,000 for the
       ordinary audit

6.1    Re-elect Mr. Torger Reve as a Board Member                Mgmt          For                            For

6.2    Re-elect Ms. Kjersti Kleven as a Board Member             Mgmt          For                            For

6.3    Re-elect Ms. Gry Hege Solsnes as a Board Member           Mgmt          For                            For

6.4    Elect Ms. Nora Forisdal Larssen as an Ordinary            Mgmt          For                            For
       Board Member

7.a    Re-elect Mr. Olav Arne Fiskerstrand, from Sparebanken     Mgmt          For                            For
       More, as a Member of the Election Committee

7.b    Re-elect Mr. Birger Harneshaug, from Nordea               Mgmt          For                            For
       Equity Holdings AS, as a Member of the Election
       Committee

7.c    Re-elect Mr. Tomas Billing, from Nordstjernan             Mgmt          For                            For
       AB, as a Member of the Election Committee




--------------------------------------------------------------------------------------------------------------------------
 ELEMENTIS PLC                                                                               Agenda Number:  701859502
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2996U108
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  GB0002418548
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors and the Auditors          Mgmt          For                            For
       reports and audited accounts for 2008

2.     Declare a final dividend on the ordinary shares           Mgmt          For                            For

3.     Approves the Directors remuneration report for            Mgmt          Against                        Against
       2008

4.     Elect Mr. Andrew Christie as a Director                   Mgmt          For                            For

5.     Elect Mr. Ian Brindle as a Director                       Mgmt          For                            For

6.     Elect Mr. Chris Girling as a Director                     Mgmt          For                            For

7.     Re-appoint KPMG Audit Plc as the Auditor                  Mgmt          Against                        Against

8.     Authorize the Directors to determine the remuneration     Mgmt          Against                        Against
       of the Auditors

9.     Approve to renew the Directors authority to               Mgmt          For                            For
       allot shares

10.    Approve to remove the authorized share capital            Mgmt          For                            For
       restriction on the Company share capital

S.11   Amend the Companys Articles of Association                Mgmt          Against                        Against

S.12   Approve the holding of general meetings at 14             Mgmt          Against                        Against
       clear days notice

S.13   Approve to disapply statutory pre-emption rights          Mgmt          For                            For
       on the allotment of shares

S.14   Approve to renew the Company's authority to               Mgmt          For                            For
       purchase its own shares in the market

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ELIA SYSTEM OPERATOR SA/NV, BRUXELLES                                                       Agenda Number:  701880456
--------------------------------------------------------------------------------------------------------------------------
        Security:  B35656105
    Meeting Type:  OGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  BE0003822393
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     To notification of the resignation of Mr. Walter          Non-Voting    No vote
       Peeraer as a Director

2.     Appoint Mrs. Sophie Dutordoir as a Non Independent        Mgmt          No Action
       Director of the Company [on the proposal of
       the shareholders who are holders of the shares
       class a) for a term of 2 year's, starting today,
       and ending immediately after the ordinary general
       meeting of 2011, with respect to the FYE 31
       DEC 2010 the OGM decides that the mandate of
       Mrs. Sophie Dutordoir will be remunerated on
       the same basis as the mandate of the other
       Members of the Board of Directors

3.     To annual report of the Board of Directors on             Non-Voting    No vote
       the annual accounts for the FYE 31 DEC 2008

4.     To report of the Statutory Auditors on the annual         Non-Voting    No vote
       accounts for the FYE 31 DEC 2008

5.     Approve the annual accounts for the FYE 31 DEC            Mgmt          No Action
       2008, including the allocation of result

6.     To annual report of the Board of Directors on             Non-Voting    No vote
       the consolidated annual accounts [IFRS] for
       the FYE 31 DEC 2008

7.     To report of the Statutory Auditors on the consolidated   Non-Voting    No vote
       annual accounts [IFRS] for the FYE 31 DEC 2008

8.     To discussion of the consolidated annual accounts         Non-Voting    No vote
       [IFRS] for the FYE 31 DEC 2008

9.     Grant discharge to the Directors and the Statutory        Mgmt          No Action
       Auditors for the execution of their mandate
       during the FYE 31 DEC 2008

10.    Miscellaneous                                             Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ELLAKTOR S.A.                                                                               Agenda Number:  701762949
--------------------------------------------------------------------------------------------------------------------------
        Security:  X32578118
    Meeting Type:  EGM
    Meeting Date:  09-Dec-2008
          Ticker:
            ISIN:  GRS191213008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annulment of the adopted own Share            Mgmt          No Action
       buyback plan as approved by the decision of
       the extraordinary shareholders meeting dated
       10 DEC 2007, Article 16 Paragraph 1 Company
       Law 2190.1920

2.     Approve the new own share buyback plan pursuant           Mgmt          No Action
       to Article 16 Paragraph 1 Company Law 2190.1920




--------------------------------------------------------------------------------------------------------------------------
 ELLAKTOR S.A.                                                                               Agenda Number:  701764703
--------------------------------------------------------------------------------------------------------------------------
        Security:  X32578118
    Meeting Type:  EGM
    Meeting Date:  09-Dec-2008
          Ticker:
            ISIN:  GRS191213008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the abolition to the decision made by             Mgmt          No Action
       the shareholders of general meeting on 10 DEC
       2007, regarding the purchase of the Company's
       own shares, Article 16 paragraph 1 of the Law
       2190/1920

2.     Approve the new programme regarding the purchase          Mgmt          No Action
       of the Company's own shares, according to the
       Article 16 paragraph 1 of the Law 2190/1920




--------------------------------------------------------------------------------------------------------------------------
 ELLAKTOR SA, ATHENS                                                                         Agenda Number:  701980117
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1959E102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  GRS191213008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       08 JUL 2009 (AND A THIRD CALL ON 22 JUL 2009).
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
       SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
       MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the annual financial statements of the            Mgmt          No Action
       FY 2008 and the relevant reports of the Board
       of Directors and the Chartered Auditors

2.     Grant discharge to the Board of Directors Members         Mgmt          No Action
       and the Auditors from any responsibility of
       reimbursement for FY 2008

3.     Approve the fees and remunerations of the Board           Mgmt          No Action
       of Director Members

4.     Elect a regular and a Deputy Auditor from the             Mgmt          No Action
       Board of Chartered Auditors for FY 2009 and
       approve to determine their salaries

5.     Grant authority, according to Paragraph 1 Article         Mgmt          No Action
       23 of Law 2190.1920, to the Board of Director
       Members to participate in Board meetings or
       in the Management of subsidiary or other Companies

6.     Approve to grant of permission according to               Mgmt          No Action
       Paragraph 2 Article 23 of Law 2190.1920 for
       contacts conclusion and extension between Company
       and its affiliates according to Article 42
       Paragraph 5 of the Law 2190.1920

7.     Approve the abolishment of the Stock Option               Mgmt          No Action
       Plan, as specified

8.     Approve the establishment and elect the Members           Mgmt          No Action
       of the Audit Committee pursuant to Article
       37 of Law 3693/2008




--------------------------------------------------------------------------------------------------------------------------
 ELRINGKLINGER AG, DETTINGEN/ERMS                                                            Agenda Number:  701905195
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2462K108
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  DE0007856023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements, the group annual report, and the
       reports pursuant to Sections 289[4] and 315[4]
       of the German Commercial Code

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 8,640,000 as follows: payment
       of a dividend of EUR 0.15 per no-par share
       ex-dividend and payable date: 27 MAY 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Director's

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       KPMG AG, Stuttgart

6.     Resolution on the authorization to acquire own            Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of the share capital
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       26 NOV 2010, the Board of Managing Director's
       shall be authorized to dispose of the shares
       in a manner other than the Stock Exchange or
       a rights offering, to offer the shares to employees
       of the Company and its affiliates, to use the
       shares for mergers and acquisitions and to
       retire the shares

7.     Amendment to Section 17[1]1 of the Articles               Mgmt          For                            For
       of Association in respect of the registration
       for participation in the shareholders meeting
       be effected in written form




--------------------------------------------------------------------------------------------------------------------------
 ELVAL SA                                                                                    Agenda Number:  701970914
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1952G104
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2009
          Ticker:
            ISIN:  GRS271101008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements for               Mgmt          No Action
       the FY 2008 accompanied by the Board and the
       Auditors' reports

2.     Grant discharge to the Board of Director's Members        Mgmt          No Action
       and the Auditors from any liability for indemnification
       for the fiscal year 2008

3.     Elect the Auditors for the FY 2009 and approve            Mgmt          No Action
       to determine their emoluments

4.     Amend the Article 11 paragraph 1 of the Company's         Mgmt          No Action
       Articles of Association relative to the number
       of Members of Board of Director's

5.     Elect new Members of Board of Director                    Mgmt          No Action

6.     Approve the Board of Director's emoluments in             Mgmt          No Action
       compliance with the Article 24 paragraph 2
       of the Law 2190.1920

7.     Approve to set the Members of Audit Committee             Mgmt          No Action
       pursuant to Article 37 of Company's Law 3693.2008

8.     Approve the coverage of own participation of              Mgmt          No Action
       investment which are under the Law 3299.2004

9.     Various announcements                                     Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 EMERA INC                                                                                   Agenda Number:  701901832
--------------------------------------------------------------------------------------------------------------------------
        Security:  290876101
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  CA2908761018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1.1 to 1.11 AND 2 AND 'IN FAVOR' OR 'AGAINST'
       FOR RESOLUTION 3. THANK YOU.

1.1    Elect Mr. Robert S. Briggs as a Director to               Mgmt          For                            For
       serve until the next AGM of shareholders

1.2    Elect Mr. Thomas W. Buchanan as a Director to             Mgmt          For                            For
       serve until the next AGM of shareholders

1.3    Elect Mr. Gail Cook-Bennett as a Director to              Mgmt          For                            For
       serve until the next AGM of shareholders

1.4    Elect Mr. Allan L. Edgeworth as a Director to             Mgmt          For                            For
       serve until the next AGM of shareholders

1.5    Elect Mr. Christopher G. Huskilson as a Director          Mgmt          For                            For
       to serve until the next AGM of shareholders

1.6    Elect Mr. John T. McLennan as a Director to               Mgmt          For                            For
       serve until the next AGM of shareholders

1.7    Elect Mr. Derek Oland as a Director to serve              Mgmt          For                            For
       until the next AGM of shareholders

1.8    Elect Ms. Elizabeth Parr-Johnston as a Director           Mgmt          For                            For
       to serve until the next AGM of shareholders

1.9    Elect Mr. Donald A. Pether as a Director to               Mgmt          For                            For
       serve until the next AGM of shareholders

1.10   Elect Ms. Andrea S. Rosen as a Director to serve          Mgmt          For                            For
       until the next AGM of shareholders

1.11   Elect Ms. M. Jacqueline Sheppard as a Director            Mgmt          For                            For
       to serve until the next AGM of shareholders

2.     Appoint Ernst and Young LLP as the Auditors               Mgmt          For                            For

3.     Authorize the Directors to establish the Auditors'        Mgmt          For                            For
       fee

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 EMPORIKI BANK OF GREECE SA                                                                  Agenda Number:  701809139
--------------------------------------------------------------------------------------------------------------------------
        Security:  X14744100
    Meeting Type:  EGM
    Meeting Date:  26-Feb-2009
          Ticker:
            ISIN:  GRS006013007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the capital of the Bank               Mgmt          No Action
       by payment in cash or/and by capitalization
       of reserves and grant authority for the settlement
       of eventual share partial rights

2.     Approve, to modify the Article 5 of the Articles          Mgmt          No Action
       of Association of the Bank concerning the capital
       and the shares of the Bank and the Articles
       21, 22, 29 and 31 that concern the Board of
       Directors; Codification of the Company Article
       of Association

3.     Approve the validation of the election of the             Mgmt          No Action
       new Members of the Board of Directors, replacing
       those who resigned

4.     Approve to validate the redetermination of Members        Mgmt          No Action
       of the Board of Directors according to Law
       3016/2002

5.     Elect the new Board of Directors                          Mgmt          No Action

6.     Other issues - announcements                              Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 EMPORIKI BANK OF GREECE SA                                                                  Agenda Number:  701838724
--------------------------------------------------------------------------------------------------------------------------
        Security:  X14744100
    Meeting Type:  OGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  GRS006013007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Board of Directors             Mgmt          No Action
       and the Auditors on the annual financial statements
       for the year 2008

2.     Approve the annual financial statements for               Mgmt          No Action
       the year 2008

3.     Approve the decision for the relief of the Board          Mgmt          No Action
       of Directors and the Auditors of any compensation
       liability for the FY 2008

4.     Approve the remuneration of the Board of Directors        Mgmt          No Action
       for the year 2008 and pre-approve for the year
       2009

5.     Approve the remuneration of Board of Directors            Mgmt          No Action
       that are also Members of the Audit committee
       and pre-approval for 2009

6.     Elect the Auditors for the year 2009                      Mgmt          No Action

7.     Grant authority to Board of Directors Members             Mgmt          No Action
       and Managers to participate in the Board of
       Directors or Management of other Companies
       of the group, pursuing the same or similar
       business goals, in accordance to Article 23
       Paragraph 1 of Law 2190/1920

8.     Elect the new Members of the Board of Directors,          Mgmt          No Action
       replacement those who resigned

9.     Approve the contracts, according to Article               Mgmt          No Action
       23A of Law 2190/1920, between the Casa Group
       and the Group of the Bank

10.    Approve the contracts between the Bank and Members        Mgmt          No Action
       of the Board of Directors, according to Article
       23A Paragraph 2 of Law 2190/1920

11.    Other issues and announcements                            Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ENIA S.P.A., PARMA                                                                          Agenda Number:  701873449
--------------------------------------------------------------------------------------------------------------------------
        Security:  T3684G100
    Meeting Type:  MIX
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  IT0003830210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the financial statement at 31 DEC 2008;           Mgmt          No Action
       Board of Directors report; dividend distribution;
       any adjournment thereof

E.1    Approve the merger through incorporation of               Mgmt          No Action
       Enia into Iride; any adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 ENIRO AB                                                                                    Agenda Number:  701894481
--------------------------------------------------------------------------------------------------------------------------
        Security:  W2547B106
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  SE0000718017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN         Non-Voting    No vote
       ACCEPT ABSTAIN AS A VALID VOTE OPTION. THANK
       YOU

1.     Opening of the general meeting                            Non-Voting    No vote

2.     Elect Mr. Dick Lundqvist, Attorney at Law as              Non-Voting    No vote
       a Chairman of the general meeting

3.     Approve the voting list                                   Non-Voting    No vote

4.     Approve the Agenda                                        Non-Voting    No vote

5.     Elect 2 persons to verify the Minutes                     Non-Voting    No vote

6.     Approve  the determination of whether the general         Non-Voting    No vote
       meeting has been duly convened

7.     Approve an address by the President and CEO               Non-Voting    No vote

8.     Receive the work of the Board of Directors and            Non-Voting    No vote
       its committees

9.     Receive the annual report, the Auditor's report           Non-Voting    No vote
       together with the consolidated accounts and
       the Auditor's report for the Group

10.a   Adopt the income statement and the balance sheet          Mgmt          For                            For
       together with the consolidated Income Statement
       and the consolidated Balance Sheet

10.b   Approve that no dividend shall be distributed             Mgmt          For                            For
       for the FY 2008 and that the funds at the AGM
       disposal shall be brought forward to the next
       year

10.c   Grant discharge from personal liability of the            Mgmt          For                            For
       Members of the Board of Directors and the President
       for the period covered by the financial accounts

11.    Approve the number of Members to be 7 and no              Mgmt          For                            For
       deputy Members

12.    Approve the fees to be paid to the Chairman               Mgmt          For                            For
       of the Board of Directors shall be remunerated
       with SEK 1,000,000 and each of the members
       of the Board of Directors elected by the general
       meeting with SEK 420,000; in addition thereto,
       the Chairman of the audit committee shall be
       remunerated with SEK 150,000 and the four other
       members of the committees of the Board of Directors
       shall be remunerated with SEK 75,000 per Member
       and committee; in aggregate the proposed remuneration
       of the Board of Directors amounts to SEK 3,970,000

13.    Re-elect Messrs. Lars Berg, Barbara Donoghue,             Mgmt          For                            For
       Karin Forseke, Luca Majocchi, Mattias Miksche,
       Harald Stromme and Simon Waldman as the Members
       of the Board of Directors and Re-elect Mr.
       Lars Berg as Chairman of the Board of Directors

14.    Approve the principles on remuneration for Senior         Mgmt          For                            For
       Management that were adopted by the AGM in
       2008 shall be adopted by the AGM for 2009

15.    Approve the nomination committee for the AGM              Mgmt          For                            For
       2009 consists of Petteri Soininen(Hermes Focus
       Asset Management), Paras Anand (F&C Asset Management),
       Frank Larsson(Handelsbanken Asset Management),
       Arne Loow (Fourth Swedish National Pension
       Fund),and Lars Berg (Chairman of the Board
       of Directors of Eniro). Petteri Soininen is
       the chairmanof the nomination committee; the
       nomination committee represents in aggregate
       approximately 26% of the total number of shares
       and voting rights in the Company as of 27 FEB
       2009 as specified

16.    Closing of the general meeting                            Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO MEETING        Non-Voting    No vote
       DATE AND RECORD DATE. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ENODIS PLC, LONDON                                                                          Agenda Number:  701619782
--------------------------------------------------------------------------------------------------------------------------
        Security:  G01616104
    Meeting Type:  OGM
    Meeting Date:  02-Jul-2008
          Ticker:
            ISIN:  GB0000931526
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the amendment of Rule 10 of the Enodis            Mgmt          Abstain                        Against
       Plc Performance Share Plan

S.2    Authorize the Directors to take any actions               Mgmt          Against                        Against
       to carry out the Scheme, approve the reduction
       in capital, allotment of ordinary shares and
       amendment of the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 ENODIS PLC, LONDON                                                                          Agenda Number:  701661375
--------------------------------------------------------------------------------------------------------------------------
        Security:  G01616104
    Meeting Type:  EGM
    Meeting Date:  04-Aug-2008
          Ticker:
            ISIN:  GB0000931526
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

S.1    Approve, for the purpose of giving effect to              Mgmt          For                            For
       the Scheme of Arrangement dated 10 JUL 2008
       between the company and Scheme Shareholders
       [as defined in the said Scheme of Arrangement]
       as specified, in its original form or with
       or subject to any modification, addition or
       condition approved or imposed by the Court
       and agreed to by the Company and MTW County
       [as defined in the Scheme of Arrangement] [the
       "Scheme"]: authorize the Directors of the Company
       to take all actions as they may consider necessary
       or appropriate for carrying the Scheme into
       effect; to reduce the share capital of the
       Company by canceling and extinguishing all
       of the Scheme Shares [as specified]; approve,
       subject to, and forthwith upon, the reduction
       of capital as referred to in this Resolution
       [the "Reduction of capital"] taking effect:
       (i) the share capital of the Company be increased
       to its former amount by the creation of such
       member of new ordinary shares of 10 pence each
       as is equal to the number of Scheme Shares
       cancelled pursuant to this resolution; (ii)
       the reserve arising in the books of account
       of the Company as a result of the reduction
       of share capital referred to in this resolution
       be capitalized and applied in paying up in
       full at par all of the new ordinary shares
       created pursuant to this resolution, which
       shall be allotted and issued, credited as fully
       paid, to MTW county and/or its nominee(s) [as
       MTW County may direct] in accordance with the
       Scheme; and (iii) authorize the Directors of
       the Company, conditional upon the Scheme becoming
       effective, and in substitution for any existing
       authority and for the purpose of Section 80
       of the Companies Act 1985, to allot the new
       ordinary shares referred to in this resolution
       provided that: the maximum aggregate nominal
       amount of relevant securities that may be allotted
       under thus authority shall be the aggregate
       nominal amount of the said new ordinary shares
       created pursuant to this resolution; [Authority
       expires on 31 DEC 2009]; and amend the Articles
       of Association of the Company by the adoption
       and inclusion of the new Article 49A as specified




--------------------------------------------------------------------------------------------------------------------------
 ENODIS PLC, LONDON                                                                          Agenda Number:  701663103
--------------------------------------------------------------------------------------------------------------------------
        Security:  G01616104
    Meeting Type:  CRT
    Meeting Date:  04-Aug-2008
          Ticker:
            ISIN:  GB0000931526
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION FOR THIS MEETING TYPE. PLEASE CHOOSE
       BETWEEN "FOR" AND "AGAINST" ONLY. SHOULD YOU
       CHOOSE TO VOTE ABSTAIN FOR THIS MEETING THEN
       YOUR VOTE WILL BE DISREGARDED BY THE ISSUER
       OR ISSUERS AGENT

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 491479 DUE TO CHANGE IN MEETING DATE. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

S.1    Approve the Scheme of Arrangement                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ENSIGN ENERGY SVCS INC                                                                      Agenda Number:  701920541
--------------------------------------------------------------------------------------------------------------------------
        Security:  293570107
    Meeting Type:  MIX
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  CA2935701078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTIONS
       1 AND 4 AND "IN FAVOR" OR ''ABSTAIN" ONLY FOR
       RESOLUTION NUMBERS 2.1 TO 2.9 AND 3. THANK
       YOU.

       To receive the annual report of the Directors             Non-Voting    No vote
       to the shareholders, the consolidated financial
       statements of the Corporation and the report
       of the Auditors thereon, for the FY ending
       31 DEC 2008

1.     Approve to set the number of Directors of the             Mgmt          For                            For
       Corporation at 9

2.1    Elect Mr. N. Murray Edwards as a Director for             Mgmt          For                            For
       the ensuing year

2.2    Elect Mr. Robert H. Geddes as a Director for              Mgmt          For                            For
       the ensuing year

2.3    Elect Mr. James B. Howe as a Director for the             Mgmt          For                            For
       ensuing year

2.4    Elect Mr. Len O. Kangas as a Director for the             Mgmt          For                            For
       ensuing year

2.5    Elect Mr. Selby W. Porter as a Director for               Mgmt          For                            For
       the ensuing year

2.6    Elect Mr. John G. Schroeder as a Director for             Mgmt          For                            For
       the ensuing year

2.7    Elect Mr. Kenneth J. Skirka as a Director for             Mgmt          For                            For
       the ensuing year

2.8    Elect Mr. Gail D. Surkan as a Director for the            Mgmt          For                            For
       ensuing year

2.9    Elect Mr. Barth E. Whitham as a Director for              Mgmt          For                            For
       the ensuing year

3.     Appoint PricewaterhouseCoopers LLP, Chartered             Mgmt          For                            For
       Accountants as the Auditors of the Corporation
       for the ensuing FY and authorize the Directors
       to fix their remuneration

4.     Approve the amendments to the Stock Option Plan           Mgmt          For                            For
       of the Corporation, as specified

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ENVESTRA LTD, ADELAIDE SA                                                                   Agenda Number:  701716194
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3536B104
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2008
          Ticker:
            ISIN:  AU000000ENV4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the Company's financial           Non-Voting    No vote
       statements the Auditors report and the report
       of the Directors for the YE 30 JUN 2008

2.     Adopt the remuneration report, which forms part           Mgmt          For                            For
       of the Directors' report of the Company for
       the FYE 30 JUN 2008

3.A    Re-elect Mr. John Geoffrey Allpass as a Director,         Mgmt          For                            For
       who retires by rotation at the AGM in accordance
       with the Company's constitution and the ASX
       Listing Rules

3.B    Re-elect Mr. Eric Fraser Ainsworth as a Director,         Mgmt          For                            For
       who retires by rotation at the AGM in accordance
       with the Company's constitution and the ASX
       Listing Rules

3.C    Re-elect Mr. Dominic Loi Shun Chan as a Director,         Mgmt          For                            For
       who retires by rotation at the AGM in accordance
       with the Company's constitution and the ASX
       Listing Rules




--------------------------------------------------------------------------------------------------------------------------
 EPSON TOYOCOM CORPORATION                                                                   Agenda Number:  702003930
--------------------------------------------------------------------------------------------------------------------------
        Security:  J13704101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3616200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ERCROS SA, BARCELONA                                                                        Agenda Number:  701849284
--------------------------------------------------------------------------------------------------------------------------
        Security:  E4202K108
    Meeting Type:  OGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  ES0125140014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       17 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE BE ADVISED THAT THERE WILL BE AN ASSISTANCE        Non-Voting    No vote
       PREMIUM OF EUR 0.002 GROSS [0.00164 NET] PER
       PARTICIPATING SHARE. ELIGIBLE PERSONS WILL
       BE THOSE SETTLED AND DECLARATED OPERATIONS
       BY THE END OF MARKET CLOSE UP ON 10 APR 2009.
       THANK YOU.

1.     Approve, if applicable of the individual annual           Mgmt          For                            For
       financial statements of the Company and of
       the consolidated financial statements of its
       subsidiaries [balance sheet profit and loss
       statement of changes in shareholders' equity
       statement of cash flows and notes] for the
       FYE on 31 DEC 2008

2.     Re-elect Ernest Young as Accounts Auditors for            Mgmt          For                            For
       the FY of 2009

3.     Authorize the Board of Directors with the express         Mgmt          For                            For
       power of delegation for the derivative acquisition
       of the Company's own shares by the Company
       itself and/or by its subsidiaries

4.     Approve the capital decrease for EUR 160,996,922.56       Mgmt          For                            For
       trouhgh nominal value decrease from EUR 0.36
       to EUR 0.16 and modify Article 3 of the Bylaws

5.     Approve the capital decrease in EUR 26.56 trough          Mgmt          For                            For
       redemption of 166 own shares of EUR 0.16 nominal
       value

6.     Approve to arrange in groups and cancelation              Mgmt          For                            For
       the remainder 1,006,230,600 shares for the
       exchange to new shares in a ratio not defined
       yet and should be defined between the specified
       ratios: 1 new share per 5 held 1 new share
       per 10 held 1 new share per 12 held 1 new share
       per 15 held 1 new share per 20 held

7.     Amend the Article 15 of the Bylaws to decrease            Mgmt          For                            For
       the minimum of shares to attend physically
       to the meeting from 100 to 10 shares

8.     Authorize the Board of Directors to construe,             Mgmt          For                            For
       rectify, complete, execute and develop the
       agreements adopted by the meeting, and to proceed
       to their public recording, including the authority
       to depute the powers granted to the Board by
       the general meeting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL INFORMATION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ERIKS GROUP NV                                                                              Agenda Number:  701920111
--------------------------------------------------------------------------------------------------------------------------
        Security:  N5103E158
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  NL0000350387
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING.  THANK YOU.

1.     Open meeting                                              Non-Voting    No vote

2.     Receive the announcements                                 Mgmt          No Action

3.     Receive the minutes of previous meeting                   Mgmt          No Action

4.A    Receive the report of the Management Board                Mgmt          No Action

4.B    Receive the report of the Supervisory Board               Mgmt          No Action

5.     Approve the financial statements                          Mgmt          No Action

6.     Receive the explanation on the Companys reserves          Mgmt          No Action
       and dividend policy

7.     Approve the dividend of EUR 1.25 per share                Mgmt          No Action

8.     Grant discharge of Management Board                       Mgmt          No Action

9.     Grant discharge of Supervisory Board                      Mgmt          No Action

10.    Approve the Company's Corporate Governance structure      Mgmt          No Action

11.A   Approve to change the Company name and amend              Mgmt          No Action
       the Article 1 accordingly

11.B   Adopt the new Articles of Association                     Mgmt          No Action

12.    Re-elect Mr. R.J.A. Van Der Bruggen to Supervisory        Mgmt          No Action
       Board

13.A   Authorize the Board to issue shares up to 20%             Mgmt          No Action
       of issued capital

13.B   Authorize the Board to exclude preemptive rights          Mgmt          No Action
       from Issuance under Item 13A

14.    Grant authority to repurchase of up to 10% of             Mgmt          No Action
       Issued Share Capital

15.    Ratify the Auditors                                       Mgmt          No Action

16.    Questions                                                 Non-Voting    No vote

17.    Closing                                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN BLOCKING INDICATOR. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ESPRINET SPA, NOVA MILANESE (MI)                                                            Agenda Number:  701886852
--------------------------------------------------------------------------------------------------------------------------
        Security:  T3724D117
    Meeting Type:  OGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  IT0003850929
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the balance sheet as of 31 DEC 2008,              Mgmt          No Action
       Directors report on Management, Board of Auditors
       and Auditing Company reports, profit allocation,
       related and consequential resolution, presentation
       of consolidated balance sheet as of 31 DEC
       2008

2.     Appoint the Board of Directors and its Chairman,          Mgmt          No Action
       upon determination of its number of Members
       and the terms of the office tenor determination
       of the related emolument

3.     Appoint the Board of Auditors and of its Chairman         Mgmt          No Action
       for the years 2009-2011 and approve to determine
       the related emolument

4.     Approve the proposal of authorization to purchase         Mgmt          No Action
       and dispose own shares, in the maximum limited
       number allowed and with the term of 18 months,
       contextual revocation, for the possibly not
       used part, of the authorization deliberated
       by the 28 APR 2008 meeting; related and consequential
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 ETABLISSEMENTS MAUREL & PROM, PARIS                                                         Agenda Number:  701801931
--------------------------------------------------------------------------------------------------------------------------
        Security:  F60858101
    Meeting Type:  MIX
    Meeting Date:  24-Feb-2009
          Ticker:
            ISIN:  FR0000051070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions specified below: maximum
       purchase price: EUR 18.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buy backs:
       EUR 217,025,640.00 and to take all necessary
       measures and accomplish all necessary formalities;
       [Authority expires at 18 months]; it supercedes
       the fraction unused of the authorization given
       by the combined shareholders' meeting of 12
       JUN 2008 in Resolution 6

E.2    Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital by a maximum nominal amount of
       EUR 50,000,000.00 by issuance, with the shareholders'
       preferred subscription rights maintained, of
       the Company's shares and securities giving
       access to the shares of the Company or one
       of its subsidiaries; the maximum nominal amount
       of debt issued shall not exceed EUR 500,000,000.00
       and to take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       at 26 months]; it supercedes the fraction unused
       of the authorization given by the combined
       shareholders' meeting of 14 JUN 2007 in Resolution
       28

E.3    Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital by a maximum nominal amount of
       EUR 20,000,000.00 by issuance, with cancellation
       of the shareholders' preferred subscription
       rights, of the Company's shares and securities
       giving access to the shares of the Company
       or one of its subsidiaries; the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 250,000,000.00 and to
       take necessary measures and accomplish all
       necessary formalities; [Authorization expires
       at 26 months]

E.4    Authorize the Board of Directors within the               Mgmt          For                            For
       limit of 10% of the Company's share capital
       over a 12 month period, to set the issue price
       of the issues decided in accordance with the
       3rd Resolution, in accordance with the terms
       and conditions determined by the shareholders'
       meeting; the total nominal amount of capital
       increase resulting from this resolution shall
       count against the overall value set forth in
       Resolution 3; the nominal amount of debt securities
       to be issued and resulting from this resolution
       shall count against the overall value concerning
       the debt securities and set forth in Resolution
       3 and to take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       at 26 months]

E.5    Approve to increase the number of securities              Mgmt          Against                        Against
       to be issued within the frame of the Resolutions
       2, 3 and 4 at the same price as the initial
       issue, within 30 days of the closing of the
       subscription period and up to a maximum of
       15% of the initial issue and authorize the
       Board of Directors to take all necessary measures
       and accomplish all necessary formalities; [Authority
       expires at 26 months]

E.6    Authorize the Board of Directors to issue, subject        Mgmt          Against                        Against
       to the conditions of the 3rd Resolution, Company's
       shares or securities giving access to the Company's
       share capital, in consideration for securities
       tendered in a Public Exchange Offer initiated
       in France or abroad by the Company concerning
       the shares of another Company; the maximal
       nominal amount of capital increases to be carried
       out under this delegation of authority shall
       not exceed EUR 20,000,000.00 and to take all
       necessary measures and accomplish all necessary
       formalities; [Authority expires at 26 months]

E.7    Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital, the nominal
       amount of capital increase resulting from this
       resolution shall count against the overall
       value set forth in Resolution 3 and to take
       all necessary measures and accomplish all necessary
       formalities; [Authority expires at 26 months];
       it supercedes the fraction unused of the authorization
       given by the combined shareholders' meeting
       of 14 JUN 2007 in Resolution 29

E.8    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in one or more occasions
       by a maximum nominal amount of EUR 100,000,000.00
       by way of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed by law and under the By laws, by
       issuing bonus shares or raising the par value
       of existing shares, or by a combination of
       these methods and to take all necessary measures
       and accomplish all necessary formalities; [Authority
       expires at 26 months]; it supercedes the fraction
       unused of the authorization given by the combined
       shareholders' meeting of 14 JUN 2007 in Resolution
       30

E.9    Authorize the Board of Directors to issue on              Mgmt          For                            For
       one or more occasions, in France or abroad,
       securities giving right to the allocation of
       debt securities the maximum nominal amount
       to debt securities which may be issued shall
       not exceed EUR 250,000,000.00 and to take all
       necessary measures and accomplish all necessary
       formalities; [Authority expires at 26 months]

E.10   Authorize the Board of Directors to grant for             Mgmt          For                            For
       free, on one or more occasions, existing or
       future shares, in favour of the employees or
       the Corporate officers of the Company and related
       Companies, they may not represent more than
       1% of the share capital and to take all necessary
       measures and accomplish all necessary formalities;
       [Authority expires at 26 months]; it supercedes
       the fraction unused of the authorization given
       by the combined shareholders' meeting of 12
       JUN 2008 in Resolution 14

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate officers of the Company who are
       the Members of a Company Savings Plan, and
       for the nominal amount that shall not exceed
       EUR 1,000,000.00; [Authority expires at 26
       months]; it supercedes the fraction unused
       of the authorization given by the combined
       shareholders' meeting of 14 JUN 2007 in Resolution
       31

E.12   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital on one or more occasions, by
       cancelling all or part of the shares held by
       the Company in connection with a Stock Repurchase
       Plan, up to a maximum of 10% of the share capital
       over a 24 month period; [Authority expires
       at 18 months]; it supercedes the fraction unused
       of the authorization given by the combined
       shareholders' meeting of 12 JUN 2008 in Resolution
       15

E.13   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ETABLISSEMENTS MAUREL & PROM, PARIS                                                         Agenda Number:  701960103
--------------------------------------------------------------------------------------------------------------------------
        Security:  F60858101
    Meeting Type:  MIX
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  FR0000051070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE on 31 DEC 2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       on 31 DEC 2008

O.3    Approve the distribution of profits for the               Mgmt          For                            For
       FYE on 31 DEC 2008 and distribution of the
       dividend

O.4    Approve the agreements referred to in Article             Mgmt          For                            For
       L.225-38 of the Commercial Code

O.5    Approve the attendance allowances allocated               Mgmt          For                            For
       to the Board of Directors

O.6    Approve the renewal of Mr. Gerard Andreck's               Mgmt          For                            For
       mandate as a Board Member

O.7    Approve the renewal of Mr. Alexandre Vilgrain's           Mgmt          For                            For
       mandate as a Board Member

O.8    Approve the renewal of Mr. Alain Gomez' mandate           Mgmt          For                            For
       as a Board Member

E.9    Authorize the Board of Directors in order to              Mgmt          Against                        Against
       issue shares of the Company and equities giving
       access to the shares of the Company or its
       subsidiaries, with cancellation of preferential
       subscription rights of shareholders under a
       public tender

E.10   Authorize the Board of Directors to fix the               Mgmt          For                            For
       issuance price of shares or equities in accordance
       with the modalities established by the general
       assembly, in case of a public tender, with
       cancellation of preferential subscription rights
       of shareholders

E.11   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       issue shares of the Company and equities giving
       access to the shares of the Company or its
       subsidiaries, with cancellation of preferential
       subscription rights of shareholders under a
       public tender referred to in part II of the
       Article L.411-2 of the Financial and Monetary
       Code

E.12   Authorize the Board of Directors to fix the               Mgmt          For                            For
       issuance price of shares or equities giving
       access to shares, in accordance with the modalities
       established by the assembly, in case of issuance,
       with cancellation of preferential subscription
       rights of shareholders under an tender referred
       to in Part II of Article L.411-2 of the Financial
       and Monetary Code

E.13   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of equities to be issued in case
       of a capital increase with or without cancellation
       of preferential subscription rights of shareholders

E.14   Amend the 2nd, 6th and 7th Resolutions adopted            Mgmt          For                            For
       by the general assembly on 24 FEB 2009

E.15   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the capital reserved to employees,
       Members of a Company Savings Plan

E.16   Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ETAM DEVELOPPEMENT SA, CLICHY                                                               Agenda Number:  701960115
--------------------------------------------------------------------------------------------------------------------------
        Security:  F3230S108
    Meeting Type:  MIX
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  FR0000035743
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Management report of the integrated management            Non-Voting    No vote
       in the financial report and presentation of
       the annual accounts and the consolidated accounts
       for the FYE on 31 DEC 2008

       Special report of the management on the transactions      Non-Voting    No vote
       of subscription and purchase of shares

       Special report of the management on the transactions      Non-Voting    No vote
       of allocations of free shares

       Special report on the repurchase program of               Non-Voting    No vote
       own shares

       Report of the Supervisory Board's Chairman on             Non-Voting    No vote
       the organization of work of the Supervisory
       Board and on internal control procedures and
       risk management

       General reports of the Statutory Auditors on              Non-Voting    No vote
       the annual and consolidated accounts for the
       2008 FY and the implementation of their mission

       Special report of the Statutory Auditors on               Non-Voting    No vote
       the regulated agreements and commitments

       Special report of the Statutory Auditors on               Non-Voting    No vote
       the regulated agreements referred to in Article
       L.225-235 of the Commercial Code, on the report
       of the Supervisory Board's Chairman

O.1    Approve the annual accounts and transactions              Mgmt          For                            For
       for the FYE on 31 DEC 2008 and grant discharge
       to the Management

O.2    Approve the distribution of profits for the               Mgmt          For                            For
       2008 FY

O.3    Approve the consolidated accounts and transactions        Mgmt          For                            For
       for the FYE on 31 DEC 2008, and grant discharge
       to the Management

O.4    Approve the regulated agreements                          Mgmt          Abstain                        Against

O.5    Approve to renew Mr. Olivier Des Lyons De Feuchin's       Mgmt          For                            For
       mandate as a Supervisory Member

O.6    Approve to renew Mr. Michael Rowan's mandate              Mgmt          For                            For
       as a Supervisory Member

O.7    Appoint Mr. George Lindemann as a Supervisory             Mgmt          For                            For
       Member

O.8    Appoint Mr. Alexis Gurdjian as a Supervisory              Mgmt          For                            For
       Member

O.9    Authorize the Company to acquire its own shares           Mgmt          Against                        Against
       to be given to the Management, [Article L 225-209
       of the Commercial Code]

O.10   Grant powers for legal formalities                        Mgmt          For                            For

E.11   Authorize the Management to reduce the share              Mgmt          For                            For
       capital through cancellation of shares acquired
       under the Company's purchase of its own shares

E.12   Grant authority to issue shares and/or warrants           Mgmt          Against                        Against
       giving access to shares with preferential subscription
       rights

E.13   Grant authority to issue shares and/or warrants           Mgmt          Against                        Against
       giving access to shares with cancellation of
       preferential subscription

E.14   Grant authority to increase capital by incorporation      Mgmt          For                            For
       of reserves, profits or premiums whose capitalization
       is permitted

E.15   Grant authority to carry out one or more capital          Mgmt          For                            For
       increases reserved for Company's employees
       and its related meaning of Article L.233-16
       of the Commercial Code as provided in Article
       L.3332-18 of the Labor Code, in accordance
       with Article L.225 -129-6 1st paragraph of
       the Commercial Code

E.16   Grant authority to increase the share capital             Mgmt          Against                        Against
       in the limit of 10% in order to remunerate
       contributions in kind of securities or warrants

E.17   Grant authority to increase capital by issuing            Mgmt          Against                        Against
       common shares or other warrants giving access
       to capital, with cancellation of preferential
       subscription rights, in the annual limit of
       20% of capital, through a private placement
       reserved only to qualified investors or to
       a restricted circle of investors

E.18   Grant powers for legal formalities                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EURO DISNEY SCA, MARNE LA VALLEE                                                            Agenda Number:  701790568
--------------------------------------------------------------------------------------------------------------------------
        Security:  F26387658
    Meeting Type:  OGM
    Meeting Date:  11-Feb-2009
          Ticker:
            ISIN:  FR0010540740
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

1.     Approve the reports of the Supervisory Board              Mgmt          For                            For
       and the Auditors, the Company's financial statements
       for the year ending 30 SEP 2008, as presented,
       accordingly, the shareholders meeting gives
       permanent discharge to the management and to
       the Members of the Supervisory Board for the
       performance of their duties during the said
       FY

2.     Received the reports of the Management, the               Mgmt          For                            For
       Supervisory Board and the Auditors, approve
       the consolidated financial statements for the
       said FY, in the form presented to the meeting

3.     Approve to resolve to record the loss for the             Mgmt          For                            For
       year of EUR 1,700,000.00 as a deficit in retained
       earnings, following this appropriation, the
       retained earnings account will show a new balance
       of EUR 873,900,000.00 in accordance with the
       regulations in force, the shareholders' meeting
       recalls that no dividend was paid for the previous
       three fiscal years

4.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.226.10 of
       the French Commercial Code, approves the said
       report and the agreements referred to therein

5.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L.226.10
       of the French Commercial Code, approves the
       said report and the agreements referred to
       therein

6.     Approve to renew the appointment of Mr. James             Mgmt          For                            For
       A. Rasulo as a Member of the Supervisory Board
       for a 3 year period

7.     Approve to renew the appointment of Mr. Michel            Mgmt          For                            For
       Corbiere as a Member of the Supervisory Board
       for a 3 year period

8.     Approve to renew the appointment of Caderas               Mgmt          For                            For
       Martin S.A as the Statutory Auditor for a 6
       year period

9.     Appoint Mr. Jean-Lin Lefebvre as a Deputy Auditor,        Mgmt          For                            For
       to replace Mr. Philippe Richeux, for the remainder
       of Mr. Philippe Richeux's term of office, i.e.
       until the shareholders' meeting called to approve
       the financial statements for the FY 2014

10.    Authorize the Management and the Supervisory              Mgmt          Against                        Against
       Board to trade in the Company's shares on the
       stock market, subject to the conditions described
       below: maximum purchase price: EUR 20.00, maximum
       funds invested in the share buybacks: EUR 10,000,000.00,
       [Authority expires after 18 month period] by
       the Resolution number 11 of the shareholders
       meeting dated 21 FEB 2008 shall be over at
       the end of the present shareholders meeting,
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities

11.    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING TIME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EUROCOMMERCIAL PROPERTIES NV                                                                Agenda Number:  701729367
--------------------------------------------------------------------------------------------------------------------------
        Security:  N31065142
    Meeting Type:  AGM
    Meeting Date:  04-Nov-2008
          Ticker:
            ISIN:  NL0000288876
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.     Receive the annual report of the Board of Management      Mgmt          No Action

3.     Approve and adopt the annual accounts of the              Mgmt          No Action
       Company for the FYE 30 JUN 2008, to allocate
       the profit of the FYE 30 JUN 2008, to determine
       the terms for payment of the dividend with
       the recommendation of the Board of Supervisory
       Directors and the Board of Management to declare
       a dividend of EUR 0.175 per ordinary share
       [EUR 1.75 per depositary receipt] to be paid
       on 28 NOV 2008

4.     Grant discharge to the Board of Management                Mgmt          No Action

5.     Grant discharge to the Board of Supervisory               Mgmt          No Action
       Directors

6.     Re-appoint Mr. H.W. Bolland as a Supervisory              Mgmt          No Action
       Director

7.     Appoint Mr. P.W. Haasbroek as a Supervisory               Mgmt          No Action
       Director

8.     Re-appoint Mr. J.P. Lewis as a Chairman of the            Mgmt          No Action
       Board of Management

9.     Re-appoint Mr. E.J. Van Garderen as a Member              Mgmt          No Action
       of the Board of Management

10.    Approve the remuneration of the Board of Supervisory      Mgmt          No Action
       Directors

11.    Approve the remuneration of the Board of Management       Mgmt          No Action

12.    Re-appoint Ernst Young Accountants, Amsterdam             Mgmt          No Action
       as the Auditors of the Company for the current
       financial year

13.    Composition of the Board of Stichting AdministratiekantoorNon-Voting    No vote
       Eurocommercial Properties

14.    Approve the Power to Issue Shares and/or Options          Mgmt          No Action
       Thereon

15.    Approve the Power to Buy Back Shares and/or               Mgmt          No Action
       Depositary Receipts

16.    Any other business                                        Non-Voting    No vote

17.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 EUROMONEY INSTITUTIONAL INVESTOR PLC, LONDON                                                Agenda Number:  701791419
--------------------------------------------------------------------------------------------------------------------------
        Security:  G31556122
    Meeting Type:  AGM
    Meeting Date:  28-Jan-2009
          Ticker:
            ISIN:  GB0006886666
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the reports of the Directors            Mgmt          For                            For
       and the Auditors and the accounts of the Company
       for the YE 30 SEP 2008

2.     Approve the Director's remuneration report of             Mgmt          Against                        Against
       the YE 30 SEP 2008

3.     Declare a final dividend for the YE 30 SEP 2008           Mgmt          For                            For
       of 13.0p on each ordinary share of 0.25p each
       in the Company [ordinary shares]

4.     Re-elect Sir Patrick Sergeant [aged 84] as a              Mgmt          Against                        Against
       Non-Executive Director, who retires under Article
       105

5.     Re-elect Mr. N.F. Osborn as an Executive Director,        Mgmt          Against                        Against
       who retires by rotation under Article 106

6.     Re-elect Mr. C.R. Brown as an Executive Director,         Mgmt          Against                        Against
       who retires by rotation under Article 106

7.     Re-elect Ms. D.E. Alfano as an Executive Director,        Mgmt          Against                        Against
       who retires by rotation under Article 106

8.     Re-elect Mr. M.J. Carroll as an Executive Director        Mgmt          Against                        Against
       who retires by rotation under Article 106

9.     Re-elect The Viscount Rothermere as a Non-Executive       Mgmt          Against                        Against
       Director who retires as required by best corporate
       governance practice

10.    Re-elect Mr. J.C. Botts as a Non-Executive Director       Mgmt          For                            For
       who retires as required by best corporate governance
       practice

11.    Elect Mr. M.W.H. Morgan as a Non-Executive Director       Mgmt          Against                        Against
       who retires under Article 85

12.    Elect Mr. D.P. Pritchard as a Non-Executive               Mgmt          For                            For
       Director who retires under Article 85

13.    Re-appoint Deloitte LLP as the Auditors of the            Mgmt          For                            For
       Company from the conclusion of the AGM until
       the conclusion of the next AGM of the Company
       and authorize the Directors to agree their
       remuneration

S.14   Adopt the Articles of Association produced to             Mgmt          Against                        Against
       the meeting and initialed by the Chairman of
       the meeting for the purposes of identification
       as the Articles of Association of the Company
       with immediate effect and in substitution for,
       and to the exclusion of, the existing Articles
       of Association of the Company

15.    Approve, the making of the offers contained               Mgmt          For                            For
       in the letter from the Chairman of the Company
       dated 23 DEC 2008 enclosed with this notice
       [the Letter]: to receive the new ordinary shares
       of 0.25p each credited as hilly paid [New Ordinary
       Shares] instead of cash in respect of the final
       dividend of the Company proposed pursuant to
       Resolution 3 above, in accordance with the
       terms and conditions of the Scrip Dividend
       Offer as specified; approve and ratify to receive
       new ordinary shares instead of cash in respect
       of all future dividends [including interim
       dividends] approved by the Directors or declared
       by the Company in general meetings in accordance
       with the terms and conditions of the Scrip
       Dividend Scheme as specified during the period
       commencing 05 FEB 2009 and ending on 04 FEB
       2014, to the extent that the Directors decide,
       at their discretion, to offer a scrip dividend
       alternative in respect of such dividends and
       all action taken with respect to such offers
       prior to the passing of this resolution and
       authorize the Directors of the Company to allot
       to those holders of ordinary shares who have
       elected to receive them, the New Ordinary Shares
       in the Company in accordance with the ten of
       the Scrip Dividend Offer or the Scrip Dividend
       Scheme as applicable and to take all action
       which the Directors decide is necessary or
       desirable for the purposes of the Scrip Dividend
       Offer and the Scrip Dividend Scheme, including
       the issue and allotment of such Net Ordinary
       Shares and all matters relating thereto

16.    Authorize the Directors of the Company, the               Mgmt          For                            For
       Euromoney Institutional Investor PLC SAYE Scheme
       2009 [SAYE Scheme], as specified: adopt the
       SAYE Scheme and do all other acts and things
       necessary or desirable to establish and carry
       the SAYE Scheme into effect; seek the written
       approval of HM Revenue & Customs under Schedule
       3 to the Income Tax [Earnings and Pensions]
       Act 2003 [SAYE Approval] and, in their absolute
       discretion, to amend, waive or replace such
       of the rules of the SAYE Scheme or introduce
       such new rules as may be necessary for the
       SAYE Scheme to obtain and/or maintain the SAYE
       Approval; establish further schemes based on
       the SAYE Scheme but modified to take account
       of local tax exchange control or securities
       laws in overseas territories [Overseas Schemes],
       Any shares made available under such Overseas
       Schemes will be treated as counting against
       any limits on individual or overall participation
       iii the SAYE Scheme; and do all other acts
       and things necessary or desirable to establish
       and carry into effect any Overseas Scheme

17.    Approve the Euromoney Institutional Investor              Mgmt          For                            For
       PLC 2009 Capital Appreciation Plan [CAP 2009],
       as specified, and authorize the Directors of
       the Company to adopt the CAP 2009 and to do
       all other acts and things necessary or desirable
       to establish and carry the CAP 2009 into effect

S.18   Authorize the Company to purchase its own fully           Mgmt          For                            For
       paid Ordinary Shares by way of market purchase
       upon and subject to specified conditions: to
       purchase the maximum number of shares which
       is 10,353,313 Ordinary Shares, being 10%, of
       the issued ordinary share capital on 17 DEC
       2008; the maximum price at which shares may
       be purchased is an amount equal to 105% of
       the average of the middle market quotations
       derived from the Daily Official List of the
       UK Listing Authority for the 10 business days
       immediately preceding the day on which the
       Ordinary Shares are contracted to be purchased,
       and the minimum price at which Ordinary Shares
       may be purchased is 0.25 pence per Ordinary
       Share, in both cases exclusive of expenses;
       and Authority expires at the conclusion of
       the AGM of the Company to be held in 2010 or
       any adjournment thereof, provided that any
       contract for the purchase of any Ordinary Shares
       as aforesaid which has been concluded before
       the expiry of the said authority may be executed
       wholly or partly after the said authority expires

S.19   Authorize the Directors pursuant to Section               Mgmt          For                            For
       80 of the Companies Act 1985 [the 1985 Act]
       to allot, grant options over, offer or otherwise
       deal with or dispose of relevant securities
       [Section 80] up to an aggregate nominal value
       of GBP 80,030; [Authority expire the earlier
       of the conclusion of the next AGM of the Company
       or any adjournment, thereof or 28 APR 2010];
       and the Directors may make allotments during
       the relevant period which may be exercised
       after the relevant period

S.20   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 19 above, pursuant to Section
       95 of the 1985 Act to allot equity securities
       [Section 94 of the 1985 Act] for cash pursuant
       to the authority conferred on them by Resolution
       19 above, disapplying the statutory pre-emption
       rights [Section 89(1) of the 1985 Act], provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights or other issue in favor of ordinary-shareholders;
       and b) a nominal amount or in the case of other
       equity securities giving the right to subscribe
       for or convert into relevant shares having
       a nominal amount not exceeding in aggregate
       GBP 13,169 and; [Authority expire the earlier
       of the conclusion of the next AGM of the Company
       or any adjournment, thereof or 28 APR 2010];
       and that the Company may before the expiry
       of any power contained in this resolution,
       make any offer or agreement which would or
       might required equity securities to be allotted
       or treasury shares, that are equity securities
       to be sold, in pursuance any such offer or
       agreement as if the power conferred hereby
       had not expired

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EURONAV NV, ANTWERPEN                                                                       Agenda Number:  701883488
--------------------------------------------------------------------------------------------------------------------------
        Security:  B38564108
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  BE0003816338
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Authorize the Board of Directors to acquire,              Mgmt          No Action
       in accordance with the conditions of the law,
       with available assets in the sense of the Article
       617 of the Code of Companies, for a period
       of 5 years as from the date of the EGM which
       approved this proposal, through the stock exchange,
       maximum 20% of the existing shares of the Company
       at a price per share equal to the average of
       the last 5 closing prices of the Euronav share
       at Euronext Brussels before the acquisition,
       increased with maximum 20% or decreased with
       maximum 20%, where all shares already purchased
       by the Company and its direct subsidiaries
       need to be taken into account; To sell the
       acquired shares of the Company in accordance
       with the conditions of the law, for a period
       of 5 years as from the date of the EGM which
       approved this proposal, through the stock exchange,
       maximum 20% [b] to acquire in accordance with
       the conditions of the law, with assets of which
       the total amounts is available with the Company
       in the sense of Article 617 of the Code of
       Companies, for a period of 5 years as from
       the date of the EGM which approved this proposal,
       through the Stock Exchange, maximum 10% of
       the existing shares of the Company at a price
       per share calculated as mentioned under point
       1.a, where all shares already purchased by
       the Company and its subsidiaries need to be
       taken into account. In the event that the lawmaker
       would decide during the 5 year period mentioned
       here above to increase the 10% limit to 20%
       the present authorization shall be deemed to
       have been given for 20%; the acquired shares
       of the Company in accordance with the conditions
       of the law, for a period of 5 years as from
       the date of the EGM which approved this proposal,
       through the stock exchange, maximum 20%

2.1    Approve the submission of the report of the               Non-Voting    No vote
       Board of Directors in accordance with Article
       604, 2nd paragraph of the Code of Companies
       with respect to the specific circumstance under
       which the Board of Directors may make use of
       the authorized capital as well as the pursued
       objectives

2.2    Authorize the Board of Directors to increase              Mgmt          No Action
       the share Capital of the Company within the
       framework of the authorized capital; having
       discussed the report of the Board of Directors,
       the general meeting resolves to renew the authorization
       granted to the Board of Directors to increase
       the share capital of the Company, in 1 or several
       times, within the framework of the authorized
       capital by a total maximum amount of [ 30,000,000]
       US Dollar; the general meeting thus resolves
       to replace Article 5, paragraph 1 of the Articles
       of Association with the following text as specified

2.3    Approve to renew the authority granted to the             Mgmt          No Action
       Board of Directors to increase the Company's
       share capital through the use of the authorized
       capital following a notification by the Banking
       Finance and Insurance Commission that a public
       purchase offer has been launched on the securities
       of the Company; the general meeting therefore
       decides to replace Articles 5, final paragraph
       of the Articles of Association with the following
       text as specified

3.     Approve the general meeting resolves to replace           Mgmt          No Action
       the second sentences of Article 8 of the Articles
       of Association with the following text as specified

4.     Approve the general meeting resolves to replace           Mgmt          No Action
       the paragraph 1 until 5 [including] of Article
       14 with the following text as specified

5.     Approve the general meeting resolves to renew             Mgmt          No Action
       the authority granted to the Board of Directors
       to acquire own shares or profits shares when
       such acquisition is necessary to prevent an
       imminent and serious harm to the Company, including
       a public purchase offer for the Company's securities;
       the general meeting therefore decides to replace
       Article 15, 1st paragraph of the Articles of
       Association with the following text as specified

6.     Approve to renew the authority granted to the             Mgmt          No Action
       Board of Directors to sell previously acquired
       own shares or profit shares when such sale
       is necessary to prevent an imminent and serious
       hard to the Company, including a public purchase
       offer for the Company's Securities; the general
       meeting therefore decides to replace Article
       16, 2nd paragraph of the Articles of Association
       with the following text as specified

7.     Amend the Articles 20 of the Articles of Association;     Mgmt          No Action
       the general meeting decides to replace Article
       20, 2nd paragraph, of the Articles of Association
       with the following text as specified

8.     Approve the general meeting resolves to insert            Mgmt          No Action
       a new Article 44; as specified

9.     Authorize the Board of Directors to execute               Mgmt          No Action
       the above decisions and to coordinate the Articles
       of Association

10.    Approve the general meeting decides to grant              Mgmt          No Action
       authority Mr. Egled Verbeeck, Secretary General,
       to act alone with power to substitute, to fulfill
       all necessary formalities with the Crossroad
       Bank for Enterprises, counters for enterprises,
       registers of the commercial courts, administrative
       agencies and fiscal administrations with respect
       to the decisions taken at the present meeting




--------------------------------------------------------------------------------------------------------------------------
 EURONAV NV, ANTWERPEN                                                                       Agenda Number:  701897463
--------------------------------------------------------------------------------------------------------------------------
        Security:  B38564108
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  BE0003816338
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY [POA] IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Report of the Board of Directors and of the               Non-Voting    No vote
       joint statutory Auditors for the FY closed
       at 31 DEC 2008

2.     Approve the annual accounts for the FY closed             Mgmt          No Action
       at 31 DEC 2008, prepared by the Board of Directors

3.     Approve the profit to be allocated as specified           Mgmt          No Action

4.     Grant discharge to the current Directors of               Mgmt          No Action
       the Company: Mrs. Virginie Saverys and Messrs.
       Marc Saverys, Ludwig Criel, Nicolas Kairis,
       Patrick Rodgers, Daniel Bradshaw, Einar Michael
       Steimler, Stephen Van Dyck, Oceanic Investments
       SARL with Patrick Molis as permanent representative
       and to Tanklog Holdings Limited with Peter
       Livanos as permanent representative and to
       the joint Statutory Auditors of the Company:
       KPMG Bedrijfsrevisoren represented by Mr. Serge
       Cosijns [partner] and Helga Platteau Bedrijfsrevisor
       BVBA represented by Mrs. Helga Platteau [permanent
       representative], the joint Statutory Auditors
       of the Company, for any liability arising from
       the execution of their mandate in the course
       of the FY under revision

5.     Re-appoint Messrs. Marc Saverys, Ludwig Criel             Mgmt          No Action
       and Patrick Rodgers whose terms of office expire
       today, as the Directors for a term of 3 years,
       until and including the OGM to be held in 2012,
       the general meeting acknowledges the expiration
       of the mandate of Mrs. Virginie Saverys and
       resolves to appoint, Victrix NV, a Company
       organized under the laws of Belgium, with registered
       office at 2600 Berchem, Le Grellelei 20, as
       the Director with Mrs. Virginie Saverys as
       permanent representative, for a term of 3 years,
       until and including the OGM to be held in 2012

6.     Approve the general meeting resolves to entrust           Mgmt          No Action
       the Auditor's mandate, whose term of office
       expires today, for a 3 year period until and
       including the OGM to be held in 2012, to the
       joint Statutory Auditors consisting of Helga
       Platteau Bedrijfsrevisor, with Mrs. Helga Platteau
       as permanent representative and KPMG Bedrijfsrevisoren,
       with Mr. Erik Helsen as permanent representative

7.     Approve the execution of his/her mandate, every           Mgmt          No Action
       Director receives a gross fixed annual remuneration
       of EUR 100,000, the chairman receives gross
       fixed annual remuneration of EUR 250,000, each
       Director, including the Chairman shall receive
       an attendance fee of EUR 12,500 for each Board
       meeting attended, the aggregate annual amount
       of the attendance fee shall not exceed EUR
       50,000, every Member of the Audit Committee
       receives a fixed annual fee of EUR 12,500 and
       the Chairman of the Audit Committee receives
       EUR 25,000, every Member of the nominating
       and remuneration Committee receives a fixed
       annual fee of EUR 3,000

8.     Approve as of 01 JAN 2009 the amount of the               Mgmt          No Action
       remuneration paid to the Joint Statutory Auditors
       is fixed at EUR 205,000 per year for the review
       of the statutory and consolidated accounts

9.     Miscellaneous                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 EXACT HOLDING NV, DELFT                                                                     Agenda Number:  701893895
--------------------------------------------------------------------------------------------------------------------------
        Security:  N3135Y102
    Meeting Type:  OGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  NL0000350361
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 16 APR 2009. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening of the general meeting and announcements          Non-Voting    No vote

2.     Strategy update exact software                            Non-Voting    No vote

3.     Report of the Managing Board on the FY 2008               Non-Voting    No vote

4.     Approve the annual accounts on the FY 2008                Mgmt          No Action

5.     Dividend Policy                                           Non-Voting    No vote

6.     Approve a dividend over the FY 2008 will be               Mgmt          No Action
       declared at EUR 0,87

7.     Grant discharge the man aging Board in respect            Mgmt          No Action
       of the duties performed during the past FY

8.     Grant discharge the Supervisory Board in respect          Mgmt          No Action
       of the duties performed during the past FY

9.     Authorize the Managing Board, subject to the              Mgmt          No Action
       approval of the Supervisory Board, to cause
       the Company to acquire its own shares for valuable
       consideration, up to a maximum number which,
       at the time of acquisition, the Company is
       permitted to acquire pursuant to the provisions
       of Section 98, Subsection 2, of book 2 of the
       Netherlands Civil Code; and such acquisition
       may be effected by means of any type of contract,
       including stock exchange transactions and private
       transactions; the price must lie between the
       nominal value of the shares and an amount equal
       to 110% of the market price; by market price
       is understood the average of the highest prices
       reached by the shares on each of the 5 stock
       exchange business days preceding the date of
       acquisition, as evidenced by the of facial
       price list of Euronext Amsterdam NV; [authority
       will be valid for a period of 18 months], commencing
       on 23 APR 2009

10.    Authorize the Managing Board, subject to the              Mgmt          No Action
       approval of the Supervisory Board be designated
       for a period of 18 months as the body to resolve
       to issue shares up to a number of shares not
       exceeding the number of unissued shares in
       the capital of the Company and under approval
       of the Supervisory Board as the sole body to
       limit or exclude the pre emptive right on new
       issued shares in the Company

11.    Reappoint Mr. R. S .H. Patel as Member of the             Mgmt          No Action
       Management Board

12.    Future positions in the Management Board                  Non-Voting    No vote

13.a   Appoint Mr. E. R. Deves as a Member of the Supervisory    Mgmt          No Action
       Board where all details as laid down in Article
       2:158 Paragraph 5, Section 2: 142 Paragraph
       3 of the Dutch Civil Code are available for
       the general meeting of shareholders

13.b   Appoint Mr. M. J. C. Janmaat as a Member of               Mgmt          No Action
       the Supervisory Board where all details as
       laid down in Article 2:158 Paragraph 5, section
       2: 142 Paragraph 3 of the Dutch Civil Code
       are available for the general meeting of shareholders

13.c   Appoint Mr. R. J. Hoevens as a Member of the              Mgmt          No Action
       Supervisory Board where all details as laid
       down in Article 2:158 Paragraph 5, Section
       2: 142 Paragraph 3 of the Dutch Civil Code
       are available for the general meeting of shareholders

14.    Approve to set the yearly remuneration for the            Mgmt          No Action
       Members of the Supervisory Board as follows
       the Members EUR 25.000, the Vice Chairman EUR
       35.000, the Chairman EUR 40.000, and an additional
       EUR 5.000, for Membership in Committees, irrespective
       of the number of Committees and all amounts
       are per Annum

15.    Approve the general meeting assigns Ernst Young           Mgmt          No Action
       Accountants LLP as the Auditors responsible
       for auditing the financial accounts for the
       year 2009

16.    Questions and answers                                     Non-Voting    No vote

17.    Closing of the general meeting                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 EXEDY CORPORATION                                                                           Agenda Number:  701996437
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1326T101
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3161160001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Allow Use of Electronic Systems   for
       Public Notifications, Reduce Board Size to
       12

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Retirement Allowance for Retiring Directors,      Mgmt          Against                        Against
       and Payment of Accrued   Benefits associated
       with Abolition of Retirement Benefit System
       for Current   Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 EXMAR NV, ANTWERPEN                                                                         Agenda Number:  701927064
--------------------------------------------------------------------------------------------------------------------------
        Security:  B3886A108
    Meeting Type:  OGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  BE0003808251
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Directors and the Auditors reports            Mgmt          No Action

2.1    Approve to accept the financial statements                Mgmt          No Action

2.2    Approve the allocation of income and dividends            Mgmt          No Action
       of EUR 0.10 per share

3.1    Grant discharge to the Directors                          Mgmt          No Action

3.2    Grant discharge to the Auditors                           Mgmt          No Action

4.1    Re-elect Mr. Philippe Bodson as an Independent            Mgmt          No Action
       Director

4.2    Re-elect Mr. Nicolas Saverys as a Director                Mgmt          No Action

4.3    Re-elect Mr. Patrick De Brabandere as a Director          Mgmt          No Action

4.4    Re-elect Mr. Philippe van Marcke de Lummen as             Mgmt          No Action
       an Independent Director

4.5    Elect Mr. Saverex permanently represented by              Mgmt          No Action
       Mr. Pauline Saverys as a Director

4.6    Ratify KPMG and Helga Plateeau BVBA as the Auditors       Mgmt          No Action

5.     Grant authority for the remuneration of External          Mgmt          No Action
       Auditors at EUR 265,923




--------------------------------------------------------------------------------------------------------------------------
 EXMAR NV, ANTWERPEN                                                                         Agenda Number:  701927076
--------------------------------------------------------------------------------------------------------------------------
        Security:  B3886A108
    Meeting Type:  EGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  BE0003808251
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Grant authority to repurchase of up to 20% of             Mgmt          No Action
       issued share capital

1.2    Grant authority to repurchase of shares by subsidiaries   Mgmt          No Action
       and reissuance of repurchased shares

2.     Authorize the Board to repurchase shares in               Mgmt          No Action
       the event of a Public Tender Offer or Share
       Exchange Offer

3.     Amend the  Article 15 in accordance with Item             Mgmt          No Action
       2

4.     Amend the Article 20 Regarding: New Legislation           Mgmt          No Action
       on Audit Committee

5.     Amend the Article 14 Regarding: reference to              Mgmt          No Action
       New Legislation regarding share ownership disclosure
       threshold

6.     Approve the coordination of Articles                      Mgmt          No Action

7.     Grant authority for the implementation of the             Mgmt          No Action
       approved resolutions and filing of required
       documents/formalities at trade registry




--------------------------------------------------------------------------------------------------------------------------
 EXTENDICARE REAL ESTATE INVT  TR                                                            Agenda Number:  701852736
--------------------------------------------------------------------------------------------------------------------------
        Security:  302251103
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  CA3022511032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       "1.1 TO 1.9 AND 2". THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       of the REIT for the YE 31 DEC 2008 and the
       report of the Auditors thereon

1.1    Elect Mr. Mel Rhinelander as a trustee                    Mgmt          For                            For

1.2    Elect Mr. John F. Angus as a trustee                      Mgmt          For                            For

1.3    Elect Mr. George A. Fierheller as a trustee               Mgmt          For                            For

1.4    Elect Dr. Seth B. Goldsmith as a trustee                  Mgmt          For                            For

1.5    Elect Mr. Michael J.L. Kirby as a trustee                 Mgmt          For                            For

1.6    Elect Mr. Frederick B. Ladly as a trustee                 Mgmt          For                            For

1.7    Elect Mr. Alvin G. Libin as a trustee                     Mgmt          For                            For

1.8    Elect Mr. J. Thomas MacQuarrie, Q.C. as a trusteeq        Mgmt          For                            For

1.9    Elect Mr. Timothy L. Lukenda as a trustee                 Mgmt          For                            For

2.     Re-appoint KPMG LLP as the Auditors of Extendicare        Mgmt          For                            For
       Real Estate Investment Trust for the ensuing
       year

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 EZAKI GLICO CO.,LTD.                                                                        Agenda Number:  702001354
--------------------------------------------------------------------------------------------------------------------------
        Security:  J13314109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3161200005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations




--------------------------------------------------------------------------------------------------------------------------
 F&C ASSET MANAGEMENT PLC, EDINBURGH                                                         Agenda Number:  701682381
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3336H104
    Meeting Type:  EGM
    Meeting Date:  29-Aug-2008
          Ticker:
            ISIN:  GB0004658141
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of Rule 10.5 of the             Mgmt          For                            For
       Listing Rules of the UK Listing Authority and
       Rule 21 of The City Code on takeovers and mergers,
       the proposed transaction of the Company [Transaction]
       on the terms as specified, and all agreements
       or documents which the Board of Directors of
       the Company or any duly authorized Committee
       thereof may determine are required or are expedient
       to give effect to the Transaction and authorize
       the Board of Directors of the Company or any
       duly authorized Committee thereof, to make
       such modifications, variations, waivers and
       extensions of any of the terms or conditions
       of the transaction and of any such agreements
       or documents [provided such modifications,
       variations, waivers or extension are not of
       a material nature] as, in their absolute discretion,
       they think necessary or desirable and to do
       all such things as, in their absolute discretion,
       may be necessary or desirable and to do all
       such things as, in their absolute discretion,
       may be necessary or desirable to complete and
       give effect to, or otherwise in connection
       with, the transaction and any matters incidental
       of the transaction




--------------------------------------------------------------------------------------------------------------------------
 F&C ASSET MANAGEMENT PLC, EDINBURGH                                                         Agenda Number:  701917087
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3336H104
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  GB0004658141
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Independent Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend of 4.0 pence per share           Mgmt          For                            For
       on the ordinary shares of the Company to be
       paid on 28 MAY 2009 to Members whose name appears
       on the register of Members at the close of
       business on 17 APR 2009

3.     Elect Mr. Trevor Matthews as Director, who retires        Mgmt          Against                        Against
       by rotation

4.     Re-elect Mr. Keith Bedell-Pearce as Director,             Mgmt          For                            For
       who retires by rotation

5.     Re-elect Mr. Alain Grisay as Director, who retires        Mgmt          Against                        Against
       by rotation

6.     Re-elect Mr. Brian Larcombe as Director, who              Mgmt          For                            For
       retires by rotation

7.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       the YE 31 DEC 2008

8.     Appoint KPMG Audit Plc as the Auditors of the             Mgmt          For                            For
       Company to hold the office until the conclusion
       of the next general meeting at which financial
       statements are laid before the Company and
       authorize the Directors to determine their
       remuneration

9.     Approve to re-approve and renew the authorization         Mgmt          For                            For
       of the terms of the Relationship Agreement
       between the Company and Friends Provident PLC
       dated 04 OCT 2004 [Authority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2010 or Friends Provident's interest
       in the ordinary shares of the Company falling
       below 30%]

10.    Authorize the Directors, in substitution for              Mgmt          Against                        Against
       any existing authority and pursuant to Section
       80 of the Companies Act 1985 [the Act], to
       allot relevant securities [Section 80 of the
       Act] up to an maximum nominal amount of GBP
       164,730.35; and to allot relevant securities
       comprising equity securities [Section 94 of
       the Act] up to an aggregate nominal amount
       of GBP 303,857.10 in connection with a Pre-Emptive
       Offer undertaken by way of rights; [Authority
       expires at the conclusion of the AGM of the
       Company to be held in 2010]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority, subject to passing
       of Resolution 10 [the Section 80 Authority],
       to allot equity securities [Section 94 of the
       Companies Act 1985 [the Act]] and to sell treasury
       share wholly for cash, as if Section 89(1)
       of the Act did not apply to any such allotment
       of sale, provided that such powers shall be
       limited to the allotment of equity securities
       or the sale of treasury stock: 1) in the case
       of this Resolution of the Section 80 Authority,
       a) in connection with a Pre-Emptive Offer [as
       specified in Section 80 Authority]; or b) in
       accordance with the terms of the Relationship
       Agreement between the Company and Friends Provident
       plc dated 04 OCT 2008, provided that Resolution
       9 relating the re-approval and renewal of such
       Relationship Agreement as set out in this notice
       is passed; or c) in order to satisfy options
       or awards under any Share Scheme of employees
       or Share Incentive Plan approved by the Company
       in general meeting; 2) in the case of this
       Resolution of the Section 80 Authority, in
       connection with a Pre-Emptive Offer undertaken
       by way of rights; and 3) otherwise, up to a
       maximum nominal amount of GBP 24,807,145; and
       the Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry; [Authority expires at the conclusion
       of the AGM of the Company to be held in 2010]

S.12   Authorize the Company, in substitution of any             Mgmt          For                            For
       existing powers under Section 166 of the Companies
       Act 1985, [the Act] but without prejudice to
       the exercise of any such power in accordance
       with Section 166 of the Act, to make market
       purchases [Section 163(3)] of the Act] of fully
       paid ordinary shares of 0.1 pence each in the
       capital of the Company [ordinary shares] in
       such terms and in such manner as the Directors
       of the Company may decide, provided that: the
       maximum aggregate number of ordinary shares
       authorized to be purchased is 49,424,047 [being
       approximately 10% of the issued ordinary share
       capital of the Company [excluding treasury
       shares as Section 162A(3) of the Act] ordinary
       shares of 0.1 pence each in the capital of
       the Company, at a minimum price of 0.1 pence
       and equal to 105% of the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company to be held in 2010];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.13   Approve that the period of notice for calling             Mgmt          Against                        Against
       a general meeting [other than an AGM] shall
       not be not less than 14 clear days provided
       [Authority expires the earlier of the conclusion
       of the AGM of the Company to be held in 2010]




--------------------------------------------------------------------------------------------------------------------------
 F.C.C.CO.,LTD.                                                                              Agenda Number:  701996540
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1346G105
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3166900005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Approve Retirement Allowance for Retiring Directors,      Mgmt          For                            For
       and Payment of Accrued   Benefits associated
       with Abolition of Retirement Benefit System
       for Current   Directors and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 FABEGE AB, SOLNA                                                                            Agenda Number:  701821832
--------------------------------------------------------------------------------------------------------------------------
        Security:  W7888D108
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  SE0000950636
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Erik Paulsson as the Chairman of the            Mgmt          For                            For
       AGM

3.     Approve the voters list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 persons to check the minutes                 Mgmt          For                            For

6.     Approve whether the meeting has been duly convened        Mgmt          For                            For

7.     Receive the annual report and the audit report            Mgmt          For                            For
       and the consolidated financial statements and
       consolidated audit report

8.A    Adopt the profit and loss account and balance             Mgmt          For                            For
       sheet and the consolidated profit and loss
       account and the consolidated balance sheet

8.B    Approve to decide on a dividend of SEK 2 per              Mgmt          For                            For
       share for 2008

8.C    Grant discharge from the liability for the Board          Mgmt          For                            For
       of Directors and the Chief Executive Officer

8.D    Approve a record date for payment of a dividend           Mgmt          For                            For
       is 03 APR 2009; it is estimated the dividends
       will be distributed by VPC AB on 08 APR 2009

9.     Approve to decide on the number of Directors              Mgmt          For                            For
       and listen to a presentation of the work of
       the Nomination Committee

10.    Approve a total Directors' fees of SEK 2,445,000,         Mgmt          Against                        Against
       to be divided as follows: SEK 375,000 to the
       Chairman of the Board, SEK 185,000 to each
       Non-Executive Director; SEK 835,000 to Mr.
       Erik Paulsson as a separate fee for assisting
       Group Management in 2 projects and SEK 125,000
       for work in the Audit Committee; and that the
       payment of the Auditors' fees in accordance
       with the approved invoice[s]

11.    Re-elect Messrs. Gote Dahlin, Christian Hermelin,         Mgmt          For                            For
       Sven-Ake Johansson, Martha Josefsson, Helen
       Olausson, Mats Qviberg, Erik Paulsson and Svante
       Paulsson as the Board of Directors and Mr.
       Erik Paulson as the Chairman of the Board

12.    Re-appoint Audit Firm Deloitte AB as a Auditor,           Mgmt          For                            For
       with Svante Forsberg as Chief Auditor

13.    Approve that the principles for the appointment           Mgmt          For                            For
       of the Nomination Committee for 2009 AGM remain
       unchanged, i.e. that a Nomination Committee
       representatives for the 4 largest shareholders
       be appointed no later than 6 months before
       the 2009 AGM

14.    Approve to decide on the principles of the compensation   Mgmt          For                            For
       for the Company Management

15.    Authorize the Board, for a period ending no               Mgmt          For                            For
       later than the next AGM, to buy back shares
       in the Company and assign such shares to other
       parties; share buybacks are subject to a limit
       of 10% of the total number of outstanding shares
       at any time and may be made on Stockholm stock
       exchange; the right to assign shares is subject
       to a limit 10% of all outstanding shares at
       any time; derogating from the pre-emption rights
       of existing shareholders, such assignment may
       be made to the third parties in connection
       with the acquisition of property or business,
       but not on the Stockholm Stock Exchange; payment
       for assigned shares may be made in kind, by
       offset or in another manner subject to terms
       and conditions; the authorization is designed
       to enable the Company to continuously adapt
       its capital requirements and thereby improve
       shareholder value, and to enable assignments
       of shares as a means of funding the acquisition
       of property or businesses, by payment in shares
       owned by the Company

16.    Transact any other business                               Non-Voting    No vote

17.    Conclude the meeting                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FAIRBORNE ENERGY LTD NEW                                                                    Agenda Number:  701929309
--------------------------------------------------------------------------------------------------------------------------
        Security:  303623102
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  CA3036231023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       "1" AND 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       "2.1 TO 2.7 AND 3". THANK YOU.

       Receive and consider the financial statements             Non-Voting    No vote
       of the Corporation for the YE 31 DEC 2008,
       together with the Auditors' report thereon

1.     Approve to fix the number of Directors to be              Mgmt          For                            For
       elected at the meeting at 7 Members

2.1    Elect Mr. Richard A. Walls as a Director of               Mgmt          For                            For
       the Corporation

2.2    Elect Mr. Steven R. VanSickle as a Director               Mgmt          For                            For
       of the Corporation

2.3    Elect Mr. Greg Bay as a Director of the Corporation       Mgmt          For                            For

2.4    Elect Mr. Robert B. Hodgins as a Director of              Mgmt          For                            For
       the Corporation

2.5    Elect Mr. Johannes J. Niuwenburg as a Director            Mgmt          For                            For
       of the Corporation

2.6    Elect Mr. Carl J. Tricoli as a Director of the            Mgmt          For                            For
       Corporation

2.7    Elect Mr. Rodney D. Wimer as a Director of the            Mgmt          For                            For
       Corporation

3.     Appoint KPMG LLP, Chartered Accountants, as               Mgmt          For                            For
       the Auditors of the Corporation for the ensuing
       year and authorize the Directors to fix their
       remuneration as such

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FAMILYMART CO.,LTD.                                                                         Agenda Number:  701937231
--------------------------------------------------------------------------------------------------------------------------
        Security:  J13398102
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3802600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to : Expand Business Lines, Approve        Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the other Updated Laws and Regulaions

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 FANCL CORPORATION                                                                           Agenda Number:  701984785
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1341M107
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2009
          Ticker:
            ISIN:  JP3802670004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Expand Business Lines, Approve         Mgmt          Against                        Against
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations,
       Allow Board to Make Rules Governing Exercise
       of Shareholders' Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FASTWEB SPA                                                                                 Agenda Number:  701827389
--------------------------------------------------------------------------------------------------------------------------
        Security:  T39805105
    Meeting Type:  OGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  IT0001423562
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       08 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2008            Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 FBD HLDGS PLC                                                                               Agenda Number:  701879453
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3335G107
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  IE0003290289
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the 2008 Directors' report            Mgmt          For                            For
       and financial statements

2.     Declare a dividend on the 8% non cumulative               Mgmt          For                            For
       preference shares

3.     Declare a final dividend of EUR 0.10 per ordinary         Mgmt          For                            For
       share for the YE 31 DEC 2008

4.A    Re-elect Mr. Michael Berkery as a Director of             Mgmt          For                            For
       the Company

4.B    Re-elect Mr. John Donnelly as a Director of               Mgmt          For                            For
       the Company

4.C    Re-elect Mr. Philip Lynch as a Director of the            Mgmt          Against                        Against
       Company

4.D    Re-elect Dr. Patrick O'Keeffe as a Director               Mgmt          For                            For
       of the Company

4.E    Re-elect Mr. Padraig Walshe as a Director of              Mgmt          For                            For
       the Company

4.F    Re-elect Mr. Cathal O'Caoimh as a Director of             Mgmt          For                            For
       the Company

5.     Authorize the Directors to fix the remuneration           Mgmt          Against                        Against
       of the Auditors

6.     Authorize the Directors to issue shares                   Mgmt          For                            For

7.     Approve a limited disapplication of pre-emption           Mgmt          For                            For
       rights

8.     Authorize the Company to make market purchases            Mgmt          For                            For
       of its own shares

9.     Approve to set the off-market re-issue price              Mgmt          For                            For
       range for the Company's shares held in treasury

10.    Approve the proposed amendment to the Articles            Mgmt          For                            For
       of Association




--------------------------------------------------------------------------------------------------------------------------
 FBD HLDGS PLC                                                                               Agenda Number:  701879996
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3335G107
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  IE0003290289
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve having regard to the provisions of the            Mgmt          For                            For
       Irish Takeover Panel Act, 1997, Takeover Rules,
       2007, as amended [Takeover Rules] and to the
       conditions attached by the Irish Takeover Panel
       to the grant of a waiver under Rule 37 of the
       Takeover Rules as specified, the increase in
       the percentage of the Voting Shares of the
       Company held by Farmer Business Developments
       plc and persons presumed under the Takeover
       Rules to be acting in concert with it, of up
       to 33.56% in the circumstances described in
       the Circular without Farmer Business Developments
       plc and/or any person acting or deemed to be
       acting in concert with it being obliged to
       make an offer to the Company's shareholders
       pursuant to Rule 37




--------------------------------------------------------------------------------------------------------------------------
 FBD HOLDINGS PLC                                                                            Agenda Number:  701678128
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3335G107
    Meeting Type:  EGM
    Meeting Date:  26-Aug-2008
          Ticker:
            ISIN:  IE0003290289
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve that, having regard to the Irish Takeover         Mgmt          For                            For
       Panel Act 1997 Takeover Rules 2007 in relation
       to 30.04% without Farmer Business Developments
       Plc

2.     Approve that, having regard to the Irish Takeover         Mgmt          For                            For
       Panel Act 1997 Takeover Rules 2007 in relation
       to 33.60% in the circumstances as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN VALUE IN RESOLUTION 2. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FENNER PLC                                                                                  Agenda Number:  701785214
--------------------------------------------------------------------------------------------------------------------------
        Security:  G33656102
    Meeting Type:  AGM
    Meeting Date:  14-Jan-2009
          Ticker:
            ISIN:  GB0003345054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       Auditors and the accounts for the FYE 31 AUG
       2008

2.     Approve the Board remuneration report for the             Mgmt          For                            For
       FYE 31 AUG 2008

3.     Declare a dividend                                        Mgmt          For                            For

4.     Re-elect Mr. Colin Cooke                                  Mgmt          For                            For

5.     Re-elect Mr. David Buttfield                              Mgmt          For                            For

6.     Re-elect Mr. David Campbell                               Mgmt          For                            For

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

8.     Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

9.     Authorize the Directors, subject to and in accordance     Mgmt          For                            For
       with Article 5(a) of the Company's existing
       Articles of Association, to allot relevant
       securities up to a nominal amount of GBP 11,307,492
       in aggregate; [Authority expires the earlier
       of the conclusion of the Company's AGM to be
       held in 2010 or 31 MAR 2010]

S.10   Authorize the Directors, subject to and in accordance     Mgmt          For                            For
       with Article 5(b) of the Company's existing
       Articles of Association, to allot equity securities
       for cash, that, for the purpose of the limitation
       of the said power referred to in Paragraph
       (iii) of the said Article 5(b), the nominal
       amount therein mentioned shall be GBP 2,184,625;
       [Authority expires the earlier of the conclusion
       of the Company's AGM to be held in 2010 or
       31 MAR 2010]

S.11   Authorize the Company, pursuant to the Company's          Mgmt          For                            For
       existing Articles of Association, to make market
       purchases [Section 163 of the Companies Act
       1985] of up to 10% of the Company's ordinary
       shares of 25p each in the capital of the Company,
       at a minimum price of 25p and maximum price
       [exclusive of any expenses] equal to 105% of
       the average middle market quotations for such
       shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days; [Authority expires the earlier of the
       conclusion of the Company's AGM to be held
       in 2010 or 31 MAR 2010]; and the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.12   Approve and adopt the Articles of Association             Mgmt          Against                        Against
       of the Company in substitution for and to the
       exclusion of all existing Articles of Association

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FERREXPO PLC, LONDON                                                                        Agenda Number:  701902771
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3435Y107
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  GB00B1XH2C03
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2008 contained in the accounts and reports

3.     Declare a final dividend of 3.3 US cents per              Mgmt          For                            For
       ordinary share for the YE 31 DEC 2008

4.     Re-appoint Ernst & Young LLP as the Company's             Mgmt          Against                        Against
       Auditors, until the conclusion of the next
       general meeting at which accounts are laid
       before the Company

5.     Authorize the Directors to determine the Auditors'        Mgmt          Against                        Against
       remuneration

6.     Elect Mr. Marek Jelinek as a Director of the              Mgmt          For                            For
       Company

7.     Elect Mr. Miklos Salamon as a Director of the             Mgmt          For                            For
       Company

8.     Elect Mr. Oliver Baring as a Director of the              Mgmt          For                            For
       Company

9.     Elect Mr. Raffaele Lucio Genovese as a Director           Mgmt          For                            For
       of the Company

10.    Elect Mr. Kostyantin Zhevago as a Director of             Mgmt          For                            For
       the Company

11.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985 [the 1985
       Act], to allot relevant securities [Section
       80(2) of the 1985 Act] up to an nominal amount
       of GBP 19,620,804; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or on 18 AUG 2010]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.12   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 11 above, to allot equity securities
       [Section 94(2) of the 1985 Act] wholly for
       cash pursuant to the authority conferred by
       Resolution 11, disapplying the statutory pre-emption
       rights [Section 94(3A)of the 1985 Act], provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights issue, open offer or other offer of
       securities in favor to the holders of ordinary
       shares on the register of members at such record
       dates as the Directors may determine, subject
       to such exclusion or other arrangements as
       the Directors may deem necessary or expedient
       in relation to treasury shares, fractional
       entitlements, record dates or legal, regulatory
       or practical problems in, or under the laws
       of any territory; b) up to an aggregate nominal
       amount of GBP 3,069,839;[ Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or on 18 AUG 2010]; and the
       Company may allot equity securities after the
       expiry of this authority in pursuance of such
       an offer or agreement made prior to such expiry

S.13   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the 1985 Act, to make market purchases
       [Section 163 of the Act 1985 Act]] up to 58,862,414
       ordinary shares of 10p [ordinary shares] each
       in the capital of the Company, at a minimum
       price of shall not be less than nominal value
       of such shares and not more than 105% above
       the average market value of the Company's ordinary
       share as derived from the London Stock Exchange
       Daily Official List, for the 5 business days
       preceding the date of purchase and the higher
       of the price of the last Independent trade
       and the highest current independent bid on
       the London Stock Exchange at the time the purchase
       is carried out; [Authority expires at the conclusion
       of the next AGM of the Company to be held in
       2010]; and the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.14   Adopt new Articles of Association as specified            Mgmt          For                            For

S.15   Approve that a general meeting other than an              Mgmt          Against                        Against
       AGM may be called on not less than 14 clear
       days' notice




--------------------------------------------------------------------------------------------------------------------------
 FERREXPO PLC, LONDON                                                                        Agenda Number:  701984672
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3435Y107
    Meeting Type:  OGM
    Meeting Date:  12-Jun-2009
          Ticker:
            ISIN:  GB00B1XH2C03
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Elect Mr. Gennadiy Bogolyubov as a Director

2.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Elect Mr. Gregory Gurtovoy as a Director




--------------------------------------------------------------------------------------------------------------------------
 FIELMANN AG, HAMBURG                                                                        Agenda Number:  701614059
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2617N114
    Meeting Type:  AGM
    Meeting Date:  10-Jul-2008
          Ticker:
            ISIN:  DE0005772206
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 19 JUN 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report, and the
       report pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 58,800,000 as follows: payment
       of a dividend of EUR 1.40 per no-par share
       ex-dividend and payable date: 11 JUL 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       Susat + Partner OHG, Hamburg

6.     Election of Mr. Pier Paolo Right to the Supervisory       Mgmt          For                            For
       Board




--------------------------------------------------------------------------------------------------------------------------
 FILTRONA PLC, MILTON KEYNES                                                                 Agenda Number:  701833015
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3474G108
    Meeting Type:  OGM
    Meeting Date:  19-Mar-2009
          Ticker:
            ISIN:  GB00B0744359
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the disposal of the entire issued share           Mgmt          For                            For
       capital of the Filtrona Extrusion Holding Companies
       [as specified]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FILTRONA PLC, MILTON KEYNES                                                                 Agenda Number:  701852089
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3474G108
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  GB00B0744359
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts for the YE 31              Mgmt          For                            For
       DEC 2008 and the reports of the Directors and
       the Auditors thereon

2.     Receive and adopt the report of the Remuneration          Mgmt          For                            For
       Committee for the YE 31 DEC 2008

3.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For
       of 5.08p per ordinary share

4.     Re-elect Mr. Steve Crummett as a Director of              Mgmt          For                            For
       the Company, who retires by rotation

5.     Re-elect Mr. Jeff Harris as a Director of the             Mgmt          For                            For
       Company, who retires by rotation

6.     Re-appoint KPMG Audit Plc as the Auditor and              Mgmt          For                            For
       authorize the Directors to fix the Auditors'
       remuneration

7.     Authorize the Board, to allot relevant securities         Mgmt          Against                        Against
       [as defined in the Companies Act 1985]: (a)
       up to an nominal amount of GBP 17,138,516;
       and (b) the comprising equity securities [as
       defined in the Companies Act 1985] up to a
       nominal amount of GBP 34,277,032 [after deducting
       from such limit any relevant securities under
       paragraph (a) above] in connection with an
       offer by way of a rights issue: (i) to ordinary
       shareholders in proportion [as nearly as may
       be practicable] to their existing holdings;
       (ii) to holders of other equity securities
       as required by the rights of those securities
       or as the Board otherwise considers necessary,
       and so that the Board may impose any limits
       or restrictions and make any arrangements which
       it considers necessary or appropriate to deal
       with treasury shares, fractional entitlements,
       record dates, legal, regulatory and practical
       problem in, or under the laws of, any territory
       or any other matter; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or 30 JUN 2010]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.8    Authorize the Board, subject to the passing               Mgmt          For                            For
       of Resolution 7, to allot equity securities
       [as defined in the Companies Act 1985] for
       cash under the authority given by that resolution
       and/or where the allotment constitutes an allotment
       of equity securities by virtue of Section 94(3A)
       of the Companies Act 1985, free of the restriction
       in Section 89(1) of the Companies Act 1985,
       such power to be limited: (a) to the allotment
       of equity securities in connection with an
       offer of equity securities [but in the case
       of the authority granted under paragraph (b)
       of Resolution 7, by way of a rights issue only]:
       (i) to ordinary shareholders in proportion
       [as nearly as may be practicable] to their
       existing holdings; (ii) to holders of other
       equity securities, as required by the rights
       of those securities or, as the Board otherwise
       considers necessary, and so that the Board
       may impose any limits or restrictions and make
       any arrangements which it considers necessary
       or appropriate to deal with treasury shares,
       fractional entitlements, record dates, legal,
       regulatory or practical problem in, or under
       the Laws of, any territory or any other matter;
       (b) in the case of the authority granted under
       paragraph (a) of Resolution 7, to the allotment
       [otherwise than under paragraph (a) above]
       of equity securities up to a nominal amount
       of GBP 2,741,585; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 30 JUN 2010]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.9    Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163(3) of the Act] of up
       to a maximum of 21,932,600 ordinary shares
       of 25p each in its capital [Ordinary Shares],
       and up to 105% of the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or on 23 OCT 2010];
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.10   Approve that a general meeting other than an              Mgmt          Against                        Against
       AGM may be called on not less than 14 clear
       days' notice




--------------------------------------------------------------------------------------------------------------------------
 FINANCIERE MARC DE LACHARRIERE (FIMALAC), PARIS                                             Agenda Number:  701799491
--------------------------------------------------------------------------------------------------------------------------
        Security:  F3534D120
    Meeting Type:  OGM
    Meeting Date:  10-Feb-2009
          Ticker:
            ISIN:  FR0000037947
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE. THANK YOU.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

O.1    Approve to accept the consolidated financial              Mgmt          For                            For
       statements and statutory reports

O.2    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.3    Approve the Auditor's special report regarding            Mgmt          For                            For
       related-party transactions

O.4    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 1.50 per Share

O.5    Re-elect Mr. Bernard Pierre as a Director                 Mgmt          For                            For

O.6    Appoint Pierre Mercadal as an Alternate Auditor           Mgmt          For                            For

O.7    Approve the remuneration of the Directors in              Mgmt          For                            For
       the aggregate amount of EUR 320,000

O.8    Grant authority for the repurchase of up to               Mgmt          For                            For
       10% of issued share capital

E.9    Grant authority for the issuance of equity or             Mgmt          Against                        Against
       equity-linked securities with preemptive rights
       up to aggregate nominal amount of EUR 230 million

E.10   Grant authority for the issuance of equity or             Mgmt          Against                        Against
       equity-linked securities without preemptive
       rights up to aggregate nominal amount of EUR
       150 million

E.11   Grant authority for the capital increase of               Mgmt          Against                        Against
       up to EUR 100 million for future exchange offers

E.12   Grant authority for the capital increase of               Mgmt          For                            For
       up to 10% of issued capital for future acquisitions

E.13   Approve to set global limit for capital increase          Mgmt          For                            For
       to result from issuance requests without preemptive
       rights under items 10 to 12 at EUR 150 million

E.14   Approve to set global limit for capital increase          Mgmt          For                            For
       to result from issuance requests with and without
       preemptive rights under items 9 to 12 at EUR
       230 million

E.15   Grant authority for the capitalization of reserves        Mgmt          For                            For
       of up to EUR 300 million for bonus issue or
       increase in par value

E.16   Approve the Employee Stock Purchase Plan                  Mgmt          Against                        Against

E.17   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.18   Grant authority for the filing of required documents/otherMgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 FINDEL PLC                                                                                  Agenda Number:  701611902
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3440H107
    Meeting Type:  AGM
    Meeting Date:  03-Jul-2008
          Ticker:
            ISIN:  GB0003374070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the statement of accounts               Mgmt          For                            For
       of the Company for the YE 31 MAR 2008 together
       with the Directors' and the Auditors' reports
       thereon

2.     Receive and adopt the Board report on the Directors'      Mgmt          For                            For
       remuneration for the YE 31 MAR 2008

3.     Approve a final dividend for the YE 31 MAR 2008           Mgmt          For                            For

4.     Re-elect Dr. I.J Bolton as a Director                     Mgmt          For                            For

5.     Re-elect Mr. G.P Craig as a Director                      Mgmt          For                            For

6.     Re-elect Mr. D.A Johnson as a Director                    Mgmt          For                            For

7.     Elect Mr. C.D Hinton as a Director                        Mgmt          For                            For

8.     Elect Mr. S.S McKay as a Director                         Mgmt          For                            For

9.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          Against                        Against
       to the Company for the period to the conclusion
       of the next AGM and authorize the Directors
       to fix their remuneration

10.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of the Companies Act 1985, to allot relevant
       securities [Section 80 of the Act], up to an
       aggregate nominal amount of GBP 493,497 [representing
       11.59% of the issued ordinary share capital
       of the Company at 23 MAY 2008]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 15 months]; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement, as if the authority
       conferred hereby had not expired

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 10 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities [Section 94 of the Act] for cash
       which before the sale were held by the Company
       as treasury shares [Section 162A of the said
       Act], pursuant to the authority conferred by
       Resolution 10, disapplying the statutory pre-emption
       rights [Section 89(1) of the Act], provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights issue in favor of ordinary shareholders;
       b) up to an aggregate nominal amount of GBP
       212,825 [representing 5% of the issued ordinary
       share capital of the Company at 23 MAY 2008];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 15 months];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.12   Approve, in accordance with Regulation 52 of              Mgmt          For                            For
       the Articles of Association and pursuant to
       Section 166 of the Companies Act 1985, for
       1or more market purchases [Section 163 of the
       Act] of up to 8,513,005 ordinary shares of
       5p each with a nominal value of GBP 425,650
       [representing 10% of the issued capital of
       the Company at 23 MAY 2008], at a minimum price
       of 5p per share [exclusive of expenses] and
       not more than 5% above the average of the middle
       market quotations of the ordinary shares in
       the capital of the Company as derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires at the conclusion of the next AGM of
       the Company]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.13   Amend the Articles of Association produced in             Mgmt          For                            For
       the meeting and initialed by the chairmen of
       the meeting for the purpose of the identification
       be adopted as the Article of Association of
       the Company in substitution for; and to the
       execution of, the existing Article of Association
       as specified




--------------------------------------------------------------------------------------------------------------------------
 FINNAIR OYJ                                                                                 Agenda Number:  701834613
--------------------------------------------------------------------------------------------------------------------------
        Security:  X24877106
    Meeting Type:  OGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  FI0009003230
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Matters of order for the meeting                          Non-Voting    No vote

3.     Election of the persons to confirm the minutes            Non-Voting    No vote
       and to verify the counting of votes

4.     Recording the legal convening of the meeting              Non-Voting    No vote
       and quorum

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       the list of votes

6.     Presentation of the annual accounts 2008, the             Non-Voting    No vote
       report of the Board of Directors and the Auditor's
       report for the year 2008Presentation of the
       annual accounts 2008, the report of the Board
       of Directors and the Auditor's report for the
       year 2008; review of the Chief Executive Officer,
       Mr. Jukka Hienonen

7.     Adopt the annual accounts                                 Mgmt          Abstain                        Against

8.     Approve the resolution on the use of the profit           Mgmt          For                            For
       shown on the balance sheet and the payment
       of dividend and the Board's proposes to the
       AGM that no dividend is paid based on the balance
       sheet for the FYE 31 DEC 2008

9.     Grant discharge the Members of the Board of               Mgmt          Abstain                        Against
       Directors and the Chief Executive Officer from
       liability

10.    Approve the remuneration payable to the Members           Mgmt          For                            For
       of the Board remained unchanged; the current
       annual remunerations are: EUR 61,200 for the
       Chairman; EUR 32,400 for the Vice Chairman
       and EUR 30,000 for other Members; in addition
       per a meeting of the Board or its Committee
       a fee of EUR 600 is paid to the Members that
       reside in Finland and a fee of EUR 1,200 to
       Members that reside abroad

11.    Approve the number of Board Members be 8                  Mgmt          For                            For

12.    Re-elect Messrs. Christoffer Taxell, Sigurour             Mgmt          For                            For
       Helgason, Satu Huber, Kari Jordan, Ursula Ranin,
       Veli Sundback and Pekka Timonen as the Members
       of the Borad of Directors and elect Mr. Elina
       Bjorklund as a new member; elect Mr. Christoffer
       Taxell as the Chairman of the Board of Directors

13.    Approve the remuneration of the Auditor                   Mgmt          For                            For

14.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Elect Authorized Public Accountants
       PricewaterhouseCoopers Oy and Authorized Public
       Accountant Mr. Jyri Heikkinen as the Auditors
       and Authorized Public Accountants Mr. Timo
       Takalo and Mr. Tuomas Honkamaki as the Deputy
       Auditors

15.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Approve the composition and remuneration
       of the Board of Directors to the next AGM as
       specified




--------------------------------------------------------------------------------------------------------------------------
 FIRST CAP RLTY INC                                                                          Agenda Number:  701904535
--------------------------------------------------------------------------------------------------------------------------
        Security:  31943B100
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  CA31943B1004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS "1" AND "2". THANK YOU.

1.     Elect the Directors for all of the nominees               Mgmt          For                            For
       named in the accompanying management information
       circular [the "Circular"]

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       and authorize the Directors to fix the remuneration
       of the Auditors

       Receive the Audited consolidated financial statements     Non-Voting    No vote
       of the Company for the FY ended 31 DEC 2008,
       together with the report of the Auditors thereon

       Transact other business                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 FIRST INTERNATIONAL BANK OF ISRAEL                                                          Agenda Number:  701953932
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1648G106
    Meeting Type:  SGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  IL0005930388
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

1.     Appoint Ms. Penina Bitterman-Cohen as an External         Mgmt          For                            For
       Director for a statutory 3 year period; approve
       the annual remuneration NIS 104,005 and the
       meeting attendance fee NIS 3,810




--------------------------------------------------------------------------------------------------------------------------
 FIRST INTERNATIONAL BANK OF ISRAEL                                                          Agenda Number:  701953944
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1648G114
    Meeting Type:  SGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  IL0005930123
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

1.     Appoint Ms. Penina Bitterman-Cohen as an External         Mgmt          For                            For
       Director for a statutory 3 year period; approve
       the annual remuneration NIS 104,005, and meeting
       attendance fee NIS 3,810




--------------------------------------------------------------------------------------------------------------------------
 FIRST PAC LTD                                                                               Agenda Number:  701928852
--------------------------------------------------------------------------------------------------------------------------
        Security:  G34804107
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  BMG348041077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt audited accounts and the reports        Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.     Declare a final cash dividend of HKD 6.00 cents           Mgmt          For                            For
       [US. 0.77 cent] per ordinary share for the
       year ended 31 DEC 2008

3.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       of the Company to fix their remuneration

4.i    Re-elect Mr. Anthoni Salim as a Non-Executive             Mgmt          Against                        Against
       Director of the Company for a fixed term of
       not more than 3 years, commencing on the date
       of this AGM and ending on the earlier of [a]
       the date of the Company's AGM to be held in
       the calendar year 2012 or [b] 02 JUN 2012 or
       [c] the date on which Mr. Anthoni Salim retires
       by rotation pursuant to the Code on Corporate
       Governance Practices adopted by the Company
       and/or the Bye-Laws

4.ii   Re-elect Mr. Sutanto Djuhar as a Non-Executive            Mgmt          Against                        Against
       Director of the Company for a fixed term of
       not more than 1 year, commencing on the date
       of this AGM and ending on the earlier of [a]
       the date of the Company's AGM to be held in
       the calendar year 2010 or [b] 02 JUN 2010

4.iii  Re-elect Mr. Tedy Djuhar as a Non-Executive               Mgmt          For                            For
       Director of the Company for a fixed term of
       not more than 1 year, commencing on the date
       of this AGM and ending on the earlier of [a]
       the date of the Company's AGM to be held in
       the calendar year 2010 or [b] 02 JUN 2010

4.iv   Re-elect Mr. Ibrahim Risjad as a Non-Executive            Mgmt          Against                        Against
       Director of the Company for a fixed term of
       not more than 1 year, commencing on the date
       of this AGM and ending on the earlier of [a]
       the date of the Company's AGM to be held in
       the calendar year 2010 or [b] 02 JUN 2010

5.i    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Executive Directors' remuneration pursuant
       to the Company's Bye law

5.ii   Approve to fix the remuneration of the Non Executive      Mgmt          For                            For
       Directors at the Sum of USD 5,000 for each
       meeting attended in person or by telephone
       conference call, as shall be determined by
       the Board from time to time

6.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to appoint additional Directors as an addition
       to the Board, but so that the maximum number
       of Directors so appointed by the Directors
       shall not in any case exceed the maximum number
       of Directors specified in the Company's Bye-laws
       from time to time and any person so appointed
       shall remain as a Director only until the next
       following AGM of the Company

7.     Authorize the Directors of the Company to allot           Mgmt          For                            For
       issue and deal with additional shares in the
       Company and to make or grant offers, agreements
       and options [including bonds, warrants and
       debentures convertible into shares of the Company],
       during the and after the relevant period, the
       aggregate nominal amount of share capital allotted
       or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise], by the Directors of the Company,
       otherwise than pursuant to i] a rights issue,
       or ii] the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company,
       or iii] the exercise of options granted under
       any share option scheme adopted by the Company,
       or iv] any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Bye-laws
       of the Company, shall not exceed 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required either
       by Law or by the Company's Bye-laws to be held]

8.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares of USD 0.01 each in the capital
       of the Company, during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares may be listed, and which
       is recognized for this purpose by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange, in accordance with all applicable
       laws, including the Hong Kong Code on share
       repurchases and the Rules Governing the Listing
       of Securities on the Stock Exchange of Hong
       Kong Limited, the aggregate nominal amount
       of share capital which may be purchased or
       agreed conditionally or unconditionally to
       be purchased by the Directors of the Company
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required either by Law or by
       the Company's Bye-laws to be held]

9.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       7 and 8, the aggregate nominal amount of the
       number of shares in the capital of the Company
       that shall have been repurchased by the Company
       after the date hereof pursuant to and in accordance
       with the Ordinary Resolution 8 shall be added
       to the aggregate nominal amount of share capital
       that may be allotted and issued or agreed conditionally
       or unconditionally to be allotted and issued
       by the Directors of the Company pursuant to
       the general mandate to allot and issue shares
       granted to the Directors of the Company by
       the Resolution 7

10.    Approve, the existing limit on the grant of               Mgmt          For                            For
       options under the executive stock option plan
       ["Metro Pacific Stock Option Plan"] of Metro
       Pacific Investments Corporation ["Metro Pacific"]
       adopted by the Company on 01 JUN 2007 [the
       "Scheme"] refreshed so that the total number
       of shares of Metro Pacific ["Metro Pacific
       Shares"] to be allotted and issued upon exercise
       of any options to be granted under the Metro
       Pacific Stock Option Plan shall not exceed
       10% of the total number of Metro Pacific Shares
       in issue as at the date of the passing of this
       resolution ["Refreshed Stock Option Plan Limit"]
       and that the Directors be and are hereby authorized
       to do such acts and execute such documents
       to effect the Refreshed Stock Option Plan Limit
       and to exercise all powers of the Company to
       allot, issue and deal with the Metro Pacific
       Shares pursuant to the exercise of such options

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FIRST QUANTUM MINERALS LTD                                                                  Agenda Number:  701916718
--------------------------------------------------------------------------------------------------------------------------
        Security:  335934105
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  CA3359341052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTIONS
       1 AND 4 AND 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       2.1 TO 2.8 AND 3. THANK YOU.

       To receive the audited consolidated financial             Non-Voting    No vote
       statements of the Company for the FYE 31 DEC
       2008 together with the Company's Auditors report
       thereon

1.     Approve to determine the number of Directors              Mgmt          For                            For
       at 8

2.1    Elect Mr. Philip K. R. Pascall as a Director              Mgmt          For                            For

2.2    Elect Mr. G. Clive Newall as a Director                   Mgmt          For                            For

2.3    Elect Mr. Martin Rowley as a Director                     Mgmt          For                            For

2.4    Elect Mr. Michael Martineau as a Director                 Mgmt          For                            For

2.5    Elect Mr. Rupert Pennant-Rea as a Director                Mgmt          For                            For

2.6    Elect Mr. Andrew Adams as a Director                      Mgmt          For                            For

2.7    Elect Mr. Peter St. George as a Director                  Mgmt          For                            For

2.8    Elect Mr. Paul Brunner as a Director                      Mgmt          For                            For

3.     Appoint PricewaterhouseCoopers LLP, Chartered             Mgmt          For                            For
       Accountants, as Auditors for the Company to
       hold office until the next AGM and to authorize
       the Directors of the Company to fix their remuneration

4.     Approve the Long Term Incentive [Treasury] Plan,          Mgmt          For                            For
       as specified

       Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FIRST SHIP LEASE TR                                                                         Agenda Number:  701859780
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26511108
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  SG1U66934613
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to receive and adopt the report of the            Mgmt          For                            For
       Trustee-Manager, statement by Trustee-Manager
       and Audited Financial Statements of First Ship
       Lease Trust for the FYE 31 DEC 2008 together
       with the Auditor's report thereon

2.     Re-appoint KPMG LLP as the Auditors of First              Mgmt          For                            For
       Ship Lease Trust and authorize the Directors
       of the Trustee-Manager to fix their remuneration

       To transact any other ordinary business                   Non-Voting    No vote

3.     Authorize the Trustee-Manager, pursuant to Section        Mgmt          Against                        Against
       36 of the Business Trusts Act and Clause 6.1
       of the Trust Deed, to issue new units in First
       Ship Lease Trust and/or make or grant offers,
       agreements or options [collectively, Instruments]
       that would require units to be issued, at any
       time to such persons and on such terms and
       conditions whether for cash or otherwise as
       the Trustee-Manager shall in its absolute discretion
       deem fit, and [notwithstanding the authority
       conferred by this Resolution may have ceased
       to be in force] issue units in pursuance of
       any Instrument made or granted by the Trustee-Manager
       while this Resolution was in force, provided
       that: i) the aggregate number of units [including
       units to be issued in pursuance of the Instruments,
       made or granted pursuant to this resolution
       to be issued pursuant to this Resolution] shall
       not exceed 50% of the issued units [excluding
       treasury units, if any] in First Ship Lease
       Trust, as specified, of which the aggregate
       number of units to be issued other than on
       a pro-rata basis to existing Unit holders of
       First Ship Lease Trust shall not exceed 20%
       of the issued units [excluding treasury units,
       if any] in First Ship Lease Trust, as specified;
       ii) subject to such calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [SGX-ST] for the purpose of determining
       the aggregate number of units and Instruments
       that may be issued under this resolution, the
       percentage of issued units and Instruments
       shall be based on the number of issued units
       [excluding treasury units, if any] in First
       Ship Lease Trust at the time of the passing
       of this Resolution after adjusting for: a)
       any new units arising from the conversion or
       exercise of any instruments that are convertible
       into units; and b) any subsequent bonus issue,
       consolidation or subdivision of units; iii)
       in exercising the authority conferred by this
       Resolution, the Trustee-Manager comply with
       the provisions of the Listing Manual of the
       SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Trust Deed of First Ship Lease Trust
       and the Business Trusts Act, Chapter 31A of
       Singapore; [Authority expires the earlier of
       the conclusion of the next AGM of the Unitholders
       of First Ship Lease Trust or the date by which
       the next AGM of the Unitholders of First Ship
       Lease Trust is required by Law to be held];
       in the case of units to be issued in pursuance
       of the Instruments, made or granted pursuant
       to this Resolution, until the issuance of such
       units in accordance with the terms of the Instruments

4.     Approve, contingent on the passing of Resolution          Mgmt          Against                        Against
       3 above, grant authority to the Trustee-Manager
       to fix the issue price for units that are to
       be issued by way of placement pursuant to the
       20% sub-limit for other unit issues on a non
       pro-rata basis referred to in Resolution 3
       above, at a discount exceeding 10% but not
       more than 20% of the price as determined in
       accordance with the Listing Manual of the SGX-ST

5.     Grant authority to the Trustee-Manager to allot           Mgmt          For                            For
       and issue from time to time such number of
       units as may be required to be allotted and
       issued pursuant to the First Ship Lease Trust
       Distribution Reinvestment Scheme




--------------------------------------------------------------------------------------------------------------------------
 FIRST SHIP LEASE TR                                                                         Agenda Number:  701859792
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26511108
    Meeting Type:  EGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  SG1U66934613
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the exercise of all the powers of FSL             Mgmt          For                            For
       Trust Management Pte., Ltd., solely in its
       capacity as the trustee-manager of First Ship
       Lease Trust [the Trustee-Manager] to procure
       the purchase of issued Units of FSL Trust [the
       Units] not exceeding in aggregate the Maximum
       Limit [means that the number of Units representing
       not more than 10 % of the total number of issued
       Units of FSL Trust as at the date of the passing
       of this Resolution]; at such price[s] which,
       for on-market purchases [each a Market Purchase]
       on the Singapore Exchange Securities Trading
       Limited ["SGX-ST"], shall be determined by
       the Trustee-Manager from time to time up to
       the Maximum Price [means, for a Unit to be
       purchased pursuant to the Unit Buy-back Mandate
       in a Market Purchase, 105% of the Average Closing
       Market Price [means the average of the closing
       market prices of a Unit over the last five
       [5] Market Days, on which transactions in Units
       were recorded, preceding the day of the Market
       Purchase, and deemed to be adjusted for any
       corporate action that occurs after such 5-day
       market period in accordance with Rule 884 of
       the SGX-ST Listing Manual], excluding related
       expenses of the purchase, ], provided that
       all such purchases shall be made in accordance
       with the terms and conditions set out in the
       circular to unit holders in relation to the
       proposed unit buy-back mandate dated 24 MAR
       2009, be and is hereby authorized and approved
       generally and unconditionally [the Unit Buy-back
       Mandate]; 2] unless varied or revoked by unit
       holders of FSL Trust [the Unit holders] in
       a general meeting, the authority conferred
       on the Trustee-Manager pursuant to the Unit
       Buy-back Mandate may be exercised by the Trustee-Manager
       at any time during the Relevant Period [means
       the period commencing from the date on which
       the EGM is held and the resolutions relating
       to the Unit Buyback Mandate are passed, and
       expiring on a] the date the next general meeting
       of Unit holders is held or is required by the
       Trust Terms to be held in respect of any mandate
       for the purposes of a Unit Buy-back; or b]
       the date on which the purchases of Units by
       the Trustee-Manager pursuant to the Unit Buy-back
       Mandate are carried out to the full extent
       mandated, whichever is earlier]; and 3] authorize
       the Trustee-Manager to complete and do all
       such acts and things [including executing such
       documents or other action as may be required]
       as it may consider necessary, expedient or
       in the interests of FSL Trust to give effect
       to the transactions contemplated and/or authorized
       by these resolutions




--------------------------------------------------------------------------------------------------------------------------
 FIRSTSERVICE CORP                                                                           Agenda Number:  701856520
--------------------------------------------------------------------------------------------------------------------------
        Security:  33761N109
    Meeting Type:  OGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  CA33761N1096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR THE RESOLUTION
       NUMBERS '1 AND 2.1 to 2.7'. THANK YOU.

       To receive the audited consolidated financial             Non-Voting    No vote
       statements of the Corporation for the FYE 31
       DEC 2008 and the report of the Auditors' thereon

1.     Appoint PricewaterhouseCoopers LLP, Chartered             Mgmt          For                            For
       Accountants, as the Independent Auditors of
       the Corporation and authorize the Directors
       to fix their remuneration

2.1    Elect Mr. David R. Beatty as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year

2.2    Elect Mr. Brendan Calder as a Director of the             Mgmt          For                            For
       Corporation for the ensuing year

2.3    Elect Mr. Peter F. Cohen as a Director of the             Mgmt          For                            For
       Corporation for the ensuing year

2.4    Elect Mr. Bernard I. Ghert as a Director of               Mgmt          For                            For
       the Corporation for the ensuing year

2.5    Elect Mr. Michael D. Harris as a Director of              Mgmt          For                            For
       the Corporation for the ensuing year

2.6    Elect Mr. Jay S. Hennick as a Director of the             Mgmt          For                            For
       Corporation for the ensuing year

2.7    Elect Mr. Steven S. Rogers as a Director of               Mgmt          For                            For
       the Corporation for the ensuing year

       Transact such further or other business                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FISHER & PAYKEL APPLIANCES HOLDINGS LTD                                                     Agenda Number:  701652453
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3898H103
    Meeting Type:  AGM
    Meeting Date:  18-Aug-2008
          Ticker:
            ISIN:  NZFPAE0001S2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 485657 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the financial statements and the Auditors'        Non-Voting    No vote
       report for the YE 31 MAR 2008, as contained
       in the Company's annual report

2.1    Re-elect Mr. Gary Paykel as a Director, who               Mgmt          For                            For
       retires by rotation

2.2    Re-elect Mr. Peter Lucas as a Director who retires        Mgmt          For                            For
       by rotation

3.     Authorize the Directors to fix the fees and               Mgmt          For                            For
       expenses of the PricewaterHouseCoopers, as
       the Company's Auditors

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FISHER & PAYKEL HEALTHCARE CORPORATION LTD                                                  Agenda Number:  701655613
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q38992105
    Meeting Type:  AGM
    Meeting Date:  22-Aug-2008
          Ticker:
            ISIN:  NZFAPE0001S2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 491853 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the financial statement and the Auditors'         Non-Voting    No vote
       report for the YE 31 MAR 2008, as specified

2.A    Re-elect Mr. Gary Paykel as a Director, retires           Mgmt          For                            For
       by rotation in accordance with the Company's
       Constitution

2.B    Re-elect Mr. Michale Smith as a Director, retires         Mgmt          For                            For
       by rotation in accordance with the Company's
       Constitution

2.C    Elect Mr. Arthur Morris as a Director, retires            Mgmt          For                            For
       in accordance with the Company's Constitution

3.     Authorize the Directors to fix the fees and               Mgmt          For                            For
       expenses of PricewaterhouseCoopers as the Company's
       Auditor

4.     Approve to issue of up to 160,000 options under           Mgmt          For                            For
       the Fisher & Paykel Healthcare 2003 Share Option
       Plan to Mr. Michael Daniell, Managing Director
       and Chief Executive Officer of the Company,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 FKP PROPERTY GROUP                                                                          Agenda Number:  701745878
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3930V102
    Meeting Type:  AGM
    Meeting Date:  28-Nov-2008
          Ticker:
            ISIN:  AU000000FKP9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive and consider/discuss the financial report,        Non-Voting    No vote
       the Directors' report and the Auditor's report
       for the FKP Property Group, the Company and
       the Trust for the YE 30 JUN 2008

1.     Re-elect Mr. Philip Parker as a Director, who             Mgmt          Against                        Against
       retires by rotation in accordance with the
       Clause 10.3 of the Company's Constitution

2.     Re-elect Mr. David Crombie as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with the
       Clause 10.3 of the Company's Constitution

3.     Re-elect Mr. Tze Hien Chung as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Clause 10.8 of the Company's Constitution

4.     Re-elect Mr. Jim Frayne as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with the Clause 10.8
       of the Company's Constitution

5.     Re-elect Mr. Denis Hickey as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with the
       Clause 10.8 of the Company's Constitution

6.     Adopt, for the purposes of Section 250R(2) of             Mgmt          Against                        Against
       the Corporation Act and for all other purposes,
       the remuneration report for the YE 30 JUN 2008

7.     Approve and ratify, for all purposes under the            Mgmt          For                            For
       Corporations Act and the Listing Rules, including
       Listing Rule 7.4, the issue of 14,085,190 stapled
       securities to Stockland Retirement Pty Limited
       on 15 OCT 2008

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FLIGHT CENTRE LTD                                                                           Agenda Number:  701722969
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q39175106
    Meeting Type:  AGM
    Meeting Date:  03-Nov-2008
          Ticker:
            ISIN:  AU000000FLT9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Mr. Peter Barrow as a Non-Executive              Mgmt          For                            For
       Director of Flight Center Limited, who retires
       in accordance with Section 47 of the Flight
       Center Limited Constitution

2.     Approve, pursuant to ASX Listing Rule 10.17,              Mgmt          For                            For
       Flight Center Limited increases the Director's
       remuneration facility by AUD 250,000 to AUD
       650,000 per annum [inclusive of superannuation]

3.     Adopt, the Section of the Directors' report               Mgmt          Against                        Against
       dealing with the remuneration of the Directors,
       Company Secretary and Senior Executives ['Remuneration
       Report']

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FLINT ENERGY SVCS LTD                                                                       Agenda Number:  701894126
--------------------------------------------------------------------------------------------------------------------------
        Security:  339457103
    Meeting Type:  MIX
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  CA3394571036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTIONS
       3 AND 4AND 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1 AND 2. THANK YOU.

       Receipt and review of the 31 DEC 2008 financial           Non-Voting    No vote
       statements of the Corporation

1.     Elect the Directors of the Corporation for the            Mgmt          For                            For
       ensuing year, as specified

2.     Appoint KPMG LLP, Chartered Accountants, as               Mgmt          For                            For
       the Auditors of the Corporation for the ensuing
       year and authorize the Directors to fix their
       remuneration

3.     Approve the deferred Share Unit Plan [the DSU             Mgmt          For                            For
       Plan] and all awards thereunder, as specified

4.     Approve the unallocated options under the Stock           Mgmt          For                            For
       Option Plan of the Corporation, as specified

5.     Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FLSMIDTH & CO A/S                                                                           Agenda Number:  701871318
--------------------------------------------------------------------------------------------------------------------------
        Security:  K90242130
    Meeting Type:  AGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  DK0010234467
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the Management's review                           Mgmt          For                            For

2.     Receive the annual report                                 Mgmt          For                            For

3.     Approve the distribution of profits in accordance         Mgmt          For                            For
       with the approved annual report

4.1    Re-elect Mr. Jorgen Worning as a Member of the            Mgmt          For                            For
       Board of Directors

4.2    Re-elect Mr. Jens S. Stephensen as a Member               Mgmt          For                            For
       of the Board of Directors

4.3    Re-elect Mr. Torkil Bentzen as a Member of the            Mgmt          For                            For
       Board of Directors

4.4    Re-elect Mr. Jesper Ovesen as a Member of the             Mgmt          For                            For
       Board of Directors

4.5    Re-elect Mr. Martin Ivert as a Member of the              Non-Voting    No vote
       Board of Directors

4.6    Elect Mr. Vagn Ove Sorensen as a new Member               Mgmt          For                            For
       of the Board instead of Mr. Soren Vinther who
       does not wish to accept re-election

5.     Appoint Deloitte Statsautoriseret Revisionsaktieselskab   Mgmt          For                            For
       as the Auditors

6.A    Authorize the Board of Directors, until the               Mgmt          For                            For
       next AGM, to let the Company acquire own shares
       up to a total nominal value of 10% of the Company's
       share capital pursuant to the Section 48 of
       the Danish Public Companies Act; the consideration
       for the shares acquired shall not deviate more
       than 10% from the official price quoted on
       the OMX Nordic Exchange Copenhagen A/s at the
       time of acquisition

6.B    Authorize the Board of Directors to decide on             Mgmt          For                            For
       distribution of extraordinary dividend, the
       decision will be included in the Articles of
       Association as a New Paragraph 5 of Article
       4

7.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FLUGHAFEN WIEN AKTIENGESELLSCHAFT- SCHWECHAT                                                Agenda Number:  701868804
--------------------------------------------------------------------------------------------------------------------------
        Security:  A2048U102
    Meeting Type:  OGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  AT0000911805
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of the annual statement          Mgmt          No Action
       of accounts and the report by the Board of
       Directors and the Supervisory Board

2.     Approve the distribution of earnings                      Mgmt          No Action

3.     Approve the discharge of the Board of Directors           Mgmt          No Action
       and Supervisory Board

4.     Approve the remuneration for the Members of               Mgmt          No Action
       the Supervisory Board

5.     Elect the balance sheet Auditor                           Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 FLUIDRA, SA, BARCELONA                                                                      Agenda Number:  701934766
--------------------------------------------------------------------------------------------------------------------------
        Security:  E52619108
    Meeting Type:  OGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  ES0137650018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual accounts and the Management            Mgmt          For                            For
       report

2.     Approve the application of the result 2008                Mgmt          For                            For

3.     Approve the Board Management                              Mgmt          For                            For

4.     Re-elect or appoint the Auditors                          Mgmt          For                            For

5.     Authorize to the Board for the acquisition of             Mgmt          For                            For
       own shares with faculty of reduction the share
       capital

6.     Approve the report about the retribution politic          Mgmt          For                            For
       of the Board Members

7.     Approve the modification of the 44 Article of             Mgmt          For                            For
       the Company's Bylaws about the retribution
       of the Board Members

8.     Approve to inform about the modification of               Mgmt          For                            For
       the 25 Article of the Company's Bylaws

9.     Approve the fixation of the maximum retribution           Mgmt          For                            For
       of the Board Members

10.    Approve the establishment of the retribution              Mgmt          For                            For
       politic about shares to the Board

11.    Approve the modification of the Article 31 and            Mgmt          Against                        Against
       33 of the Company's Bylaws about the vote and
       modification of the 12 and 24 Article of the
       Company's Bylaws about the regulation of the
       OGM

12.    Approve the delegation of the faculties for               Mgmt          For                            For
       the formalization, correction, inscription
       and execution of the agreements adopted in
       the OGM




--------------------------------------------------------------------------------------------------------------------------
 FORTH PORTS PLC                                                                             Agenda Number:  701879833
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3639M107
    Meeting Type:  AGM
    Meeting Date:  01-May-2009
          Ticker:
            ISIN:  GB0003473104
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and the accounts            Mgmt          For                            For
       for the YE 31 DEC 2008

2.     Declare a final dividend of 12p per ordinary              Mgmt          For                            For
       share in the capital of the Company

3.     Re-elect Mr. C.D. Collins as a Director                   Mgmt          For                            For

4.     Re-elect Mr. C.G. Hammond as a Director                   Mgmt          For                            For

5.     Re-elect Mr. P.D. Glading as a Director                   Mgmt          For                            For

6.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report for the YE 31 DEC 2008

7.     Ratify the re-appointment of PricewaterhouseCoopers       Mgmt          For                            For
       LLP as the Auditors of the Company and authorize
       the Directors to agree their remuneration

8.     Authorize the Directors, to allot relevant securities     Mgmt          For                            For
       [Section 80 of the Companies Act 1985], up
       to an aggregate nominal amount of GBP 6.2 million;
       [Authority expires the earlier of next AGM
       of the Company or on 31 JUL 2010]; and the
       Directors may allot relevant securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.9    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 8 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities [Section 94 of the said Act] for
       cash pursuant to the authority conferred by
       Resolution 8, disapplying statutory preemption
       rights [Section 89 as if sub-section(1)], provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights issue; and b) up to an aggregate nominal
       amount of GBP 1.14 million; [Authority expires
       the earlier of the next AGM of the Company
       or 31 JUL 2010]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.10   Authorize the Company, pursuant to and in accordance      Mgmt          For                            For
       with Section 166 of the Companies Act 1985
       [the Act], to make one or more market purchases
       [Section 163(3)on the London stock Exchange
       of up to 6,838 million ordinary shares [representing
       15% of issued share capital, at a minimum price
       equal to 50 pence [exclusive of any tax and
       expenses];and not more than 5% above the average
       middle market values for an ordinary shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; [Authority expires the earlier of the
       next AGM of the Company to be held or on 31
       JUL 2010]; and the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry; any ordinary shares purchased
       shall be cancelled or if the Directors so determine
       and subject to the provisions of the Companies
       regulations 2003 and any applicable regulations
       of the United Kingdom Listing authority to
       be held as treasury shares

S.11   Adopt the Articles of Association of the Company          Mgmt          Against                        Against
       in substitution for and to the entire exclusion
       of the existing Articles of Association of
       the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 FORTIS INC                                                                                  Agenda Number:  701884353
--------------------------------------------------------------------------------------------------------------------------
        Security:  349553107
    Meeting Type:  AGM
    Meeting Date:  05-May-2009
          Ticker:
            ISIN:  CA3495531079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1 AND 2. THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       of Fortis for its FYE 31 DEC 2008, together
       with the report of the Auditors thereon

1.     Elect the Directors, as specified                         Mgmt          For                            For

2.     Appoint the Auditors, as specified and authorize          Mgmt          For                            For
       the Directors to fix the Auditors' remuneration

       Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FOUNTAIN SET (HOLDINGS) LTD                                                                 Agenda Number:  701792827
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26213101
    Meeting Type:  AGM
    Meeting Date:  21-Jan-2009
          Ticker:
            ISIN:  HK0420001817
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" ONLY FOR ALL RESOLUTIONS
       THANK YOU.

1.     Receive the audited financial statements, the             Mgmt          For                            For
       Directors' Report and the Independent Auditors'
       report for the YE 31 AUG 2008

2.a    Re-elect Mr. Lau Hong Yon as a Director                   Mgmt          For                            For

2.b    Re-elect Mrs. Fung Yeh Yi Hao, Yvette as a Director       Mgmt          For                            For

2.c    Re-elect Mr. Ha Hon Kuen as a Director                    Mgmt          For                            For

2.d    Approve to fix the Directors' fees                        Mgmt          For                            For

3.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

4.a    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares in the capital of the Company on the
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or on any other stock exchange on
       which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission and the Stock Exchange for this
       purpose, subject to and in accordance with
       all applicable laws and the requirements of
       the rules governing the listing of securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time, not
       exceeding 10 % of the aggregate nominal amount
       of the issued share capital of the Company
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

4.b    Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make and grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Company] which
       would or might require shares to be allotted
       during and after the relevant period not exceeding
       20 % of the aggregate nominal amount of the
       issued share capital of the Company; the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Company
       pursuant to the approval otherwise than pursuant
       to: a) a Rights Issue [as specified] or b)
       an issue of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       c) any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or d) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required to
       be held by law]

4.c    Approve to extend, pursuant to Resolution 4(B)            Mgmt          For                            For
       as specified, the general mandate granted to
       the Directors of the Company to exercise the
       powers of the Company to allot, issue and deal
       with any additional shares of the Company by
       the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to the Resolution
       4(A) as specified, provided that such extended
       amount shall not exceed 10 % of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of the passing
       of this Resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF COSESRVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FP CORPORATION                                                                              Agenda Number:  702017838
--------------------------------------------------------------------------------------------------------------------------
        Security:  J13671102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3167000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 FRANCO NEV CORP                                                                             Agenda Number:  701889872
--------------------------------------------------------------------------------------------------------------------------
        Security:  351858105
    Meeting Type:  MIX
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  CA3518581051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1.1 to 1.7 AND 2 AND 'IN FAVOR' OR 'AGAINST'
       FOR RESOLUTION NUMBER 3. THANK YOU.

       To receive the audited consolidated financial             Non-Voting    No vote
       statements of the Corporation for the YE 31
       DEC 2008, together with the Auditors' report
       thereon

1.1    Elect Mr. Pierre Lassonde as a Director of the            Mgmt          For                            For
       Corporation

1.2    Elect Mr. David Harquail as a Director of the             Mgmt          For                            For
       Corporation

1.3    Elect Mr. David R. Peterson as a Director of              Mgmt          For                            For
       the Corporation

1.4    Elect Mr. Louis Gignac as a Director of the               Mgmt          For                            For
       Corporation

1.5    Elect Mr. Graham Farquharson as a Director of             Mgmt          For                            For
       the Corporation

1.6    Elect Mr. Randall Oliphant as a Director of               Mgmt          For                            For
       the Corporation

1.7    Elect Mr. Derek W. Evans as a Director of the             Mgmt          For                            For
       Corporation

2.     Appoint PricewaterhouseCoopers LLP, Chartered             Mgmt          For                            For
       Accountants, as the Auditors of the Corporation
       for the ensuing year and authorize the Directors
       to fix the remuneration to be paid to the Auditors

3.     Approve the Corporation's Restricted Share Unit           Mgmt          For                            For
       Plan

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FRANSHION PROPERTIES (CHINA) LTD                                                            Agenda Number:  701959427
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2642B108
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  HK0817039453
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.     Re-elect Mr. He Cao as a Non-executive Director           Mgmt          Against                        Against
       of the Company

4.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       of the Company to fix their remuneration

5.     Authorize the Directors of the Company during             Mgmt          For                            For
       the Relevant Period [as hereinafter defined]
       of all the powers of the Company to repurchase
       the share with nominal value of HKD 1 each
       in the share capital of the Company on The
       Stock Exchange of Hong Kong Limited [the "Stock
       Exchange"], subject to and in accordance with
       all applicable laws and the requirements of
       the Rules Governing the Listing of Securities
       on the Stock Exchange [as amended from time
       to time] or of any other stock exchange; the
       aggregate nominal amount of the shares of the
       Company to be repurchased by the Company pursuant
       to the approval in paragraph [a] above during
       the Relevant Period shall not exceed 10% of
       the aggregate nominal amount of the issued
       share capital of the Company as at the date
       of passing this resolution and the approval
       pursuant to paragraph [a] shall be limited
       accordingly; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws to be held]

6.     Authorize the Directors of the Company during             Mgmt          For                            For
       the Relevant Period [as defined in paragraph
       [d] below] of all the powers of the Company
       to allot, issue and/or otherwise deal with
       additional ordinary shares of the Company and
       to make or grant offers, agreements, options
       and rights of exchange or conversion which
       might require the exercise of such powers,
       subject to and in accordance with all applicable
       laws, be and is hereby generally and unconditionally
       approved; the aggregate nominal amount of share
       capital allotted, issued and/or otherwise dealt
       with or agreed conditionally or unconditionally
       to be allotted, issued and/or otherwise dealt
       with [whether pursuant to an option or otherwise]
       by the directors of the Company pursuant to
       the approval granted in paragraph [a] above,
       other than pursuant to i) Rights Issue [as
       defined in paragraph [d] below], or ii) the
       exercise of any options granted under the Share
       Option Scheme or similar arrangement for the
       time being adopted or to be adopted for the
       grant or issue of options to subscribe for,
       or rights to acquire shares of the Company
       approved by the Stock Exchange, or iii) any
       scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Articles of
       Association of the Company, shall not exceed
       20% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing of this resolution, and the
       said approval shall be limited accordingly

7.     Approve, conditional upon the passing of Resolution       Mgmt          For                            For
       05 and 06, the general mandate granted to the
       Directors of the Company pursuant to Resolution
       06 be and is hereby extended by the addition
       thereto of an amount representing the aggregate
       nominal amount of the shares repurchased by
       the Company after approval of Resolution 05
       provided that such aggregate amount shall not
       exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of passing of the relevant resolution




--------------------------------------------------------------------------------------------------------------------------
 FRED OLSEN ENERGY ASA                                                                       Agenda Number:  701946432
--------------------------------------------------------------------------------------------------------------------------
        Security:  R25663106
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  NO0003089005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM by the Chairman                        Mgmt          For                            For

2.     Elect the Chairman for the meeting and 1 shareholder      Mgmt          For                            For
       to sign the minutes together with the Chairman
       and approve the notice of the meeting and the
       agenda

3.     Receive the Director's report and the annual              Mgmt          For                            For
       accounts for 2008 for Fred Olsen energy parent
       Company and consolidated, hereunder the Board's
       proposal on dividend

4.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital

5.     Authorize the Board of Directors to purchase              Mgmt          For                            For
       the Company's own shares-treasury shares

6.     Approve the statement by the Board of Directors           Mgmt          For                            For
       on the remuneration of the Senior Management

7.     Approve the stipulation of the Board of Director's        Mgmt          For                            For
       fee

8.     Approve the stipulation of the Auditor's fee              Mgmt          For                            For

9.     Elect the Board of Directors                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FREENET AG, BUEDELSDORF                                                                     Agenda Number:  701670730
--------------------------------------------------------------------------------------------------------------------------
        Security:  D3689Q118
    Meeting Type:  AGM
    Meeting Date:  08-Aug-2008
          Ticker:
            ISIN:  DE000A0EAMM0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS  18.07.2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and annual report, and the report
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 609,639,970.68 as follows: the
       distributable profit shall be carried forward

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors of Mobilcom AG [one of the le gal
       predecessors of the Company]

4.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors of Freenet. De AG [one of the legal
       predecessors of the Company]

5.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors of the Company itself

6.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board of Mobilcom AG

7.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board of Freenet. De AG

8.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board of the Company

9.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 15% from the market price
       of the shares, on or before 07 FEB 2010, the
       Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or a rights offering
       if the shares are sold at a p rice not materially
       below their market price, to use the shares
       for acquisition purposes or to issue the shares
       to employees, as well as to retire the shares

10.    Authorization to use derivatives for the acquisition      Mgmt          For                            For
       of own shares in connection with item 9, the
       Company may use call or put options for the
       acquisition of own shares, limited to 5% of
       the share capital

11.    Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Frankfurt

12.    Resolution on the authorization to issue convertible      Mgmt          For                            For
       and/or warrant bonds, the creation of contingent
       capital, and the corresponding amendments to
       the Articles of Association, the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bonds of
       up to EUR 450,000,000 conferring a conversion
       or option right for new shares of the Company,
       on or before 07 AUG 2013, shareholders shall
       be granted subscription rights, except for
       the issue of bonds at a price not materially
       below their theoretical market value, for residual
       amounts, and insofar as subscription rights
       are granted to holders of previously issued
       conversion or option rights, the share capital
       shall be increased by up to EUR 15,000,000
       through the issue of up to 15,000,000 new ordinary
       shares, insofar as conversion or option rights
       are exercised [contingent capital 2008/I]

13.    Resolution on an alternative authorization to             Mgmt          For                            For
       issue convertible and/or warrant bonds, the
       creation of contingent capital, and the corresponding
       amendments to the Articles of association,
       the Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to issue bonds of up to EUR 450,000,000 conferring
       a conversion or option rig ht for new shares
       of the company, on or before 07 AUG 2013, shareholders
       shall be granted subscription rights, except
       for the issue of bonds at a price not materially
       below their theoretical market value, for residual
       amounts, and insofar as subscription rights
       are granted to holders of previously issued
       conversion or option rights, the share capital
       shall be increased by up to EUR 15,000,000
       through the issue of up to 15,000,000 new ordinary
       shares, insofar as conversion or option rights
       are exercised (contingent capital 2008/II),
       this authorization differs from the proposal
       as per item 12 solely in respect of the option
       or conversion price

14.    Approval of the profit transfer agreement with            Mgmt          For                            For
       the Companys wholly owned subsidiary Freenet.
       De GmbH

15.    Approval of the profit transfer agreement with            Mgmt          For                            For
       the Companys wholly owned subsidiary Freenet
       Breitband GmbH

16.    Approval of the profit transfer agreement with            Mgmt          For                            For
       the Companys wholly owned subsidiary Freenet
       Breitband Services GmbH

17.A   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       of Drillisch AG and MSP Holding GmbH: Revocation
       from office of the Members of the Supervisory
       Board of freenet AG appointed by the shareholders
       meeting as well as the substitute Member of
       the Supervisory Board also elected by the shareholders
       meeting and the mandate for Mr. Roland Scharff
       as the authorized representative of the Company
       to issue the declaration of revocation to the
       revoked Members of the Supervisory Board and
       the revoked Substitute Member of the Supervisory
       Board. Removal of Prof. Dr. Helmut Thoma from
       the Supervisory Board.

17.B   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       of Drillisch AG and MSP Holding GmbH: Revocation
       from office of the Members of the Supervisory
       Board of freenet AG appointed by the shareholders
       meeting as well as the substitute Member of
       the Supervisory Board also elected by the shareholders
       meeting and the mandate for Mr. Roland Scharff
       as the authorized representative of the Company
       to issue the declaration of revocation to the
       revoked Members of the Supervisory Board and
       the revoked Substitute Member of the Supervisory
       Board. Removal of Mr Oliver Brexl from the
       Supervisory Board.

17.C   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       of Drillisch AG and MSP Holding GmbH: Revocation
       from office of the Members of the Supervisory
       Board of freenet AG appointed by the shareholders
       meeting as well as the substitute Member of
       the Supervisory Board also elected by the shareholders
       meeting and the mandate for Mr. Roland Scharff
       as the authorized representative of the Company
       to issue the declaration of revocation to the
       revoked Members of the Supervisory Board and
       the revoked Substitute Member of the Supervisory
       Board. Removal of Mr Thorsten Kraemer from
       the Supervisory Board.

17.D   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       of Drillisch AG and MSP Holding GmbH: Revocation
       from office of the Members of the Supervisory
       Board of freenet AG appointed by the shareholders
       meeting as well as the substitute Member of
       the Supervisory Board also elected by the shareholders
       meeting and the mandate for Mr. Roland Scharff
       as the authorized representative of the Company
       to issue the declaration of revocation to the
       revoked Members of the Supervisory Board and
       the revoked Substitute Member of the Supervisory
       Board. Removal of Dr. Dieter Leuering from
       the Supervisory Board.

17.E   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       of Drillisch AG and MSP Holding GmbH: Revocation
       from office of the Members of the Supervisory
       Board of freenet AG appointed by the shareholders
       meeting as well as the substitute Member of
       the Supervisory Board also elected by the shareholders
       meeting and the mandate for Mr. Roland Scharff
       as the authorized representative of the Company
       to issue the declaration of revocation to the
       revoked Members of the Supervisory Board and
       the revoked Substitute Member of the Supervisory
       Board. Removal of Prof. Dr. Hans-Joachim Priester
       from the Supervisory Board.

17.F   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       of Drillisch AG and MSP Holding GmbH: Revocation
       from office of the Members of the Supervisory
       Board of freenet AG appointed by the shareholders
       meeting as well as the substitute Member of
       the Supervisory Board also elected by the shareholders
       meeting and the mandate for Mr. Roland Scharff
       as the authorized representative of the Company
       to issue the declaration of revocation to the
       revoked Members of the Supervisory Board and
       the revoked Substitute Member of the Supervisory
       Board. Removal of Mr Richard Roy from the Supervisory
       Board.

17.G   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       of Drillisch AG and MSP Holding GmbH: Revocation
       from office of the Members of the Supervisory
       Board of freenet AG appointed by the shareholders
       meeting as well as the substitute Member of
       the Supervisory Board also elected by the shareholders
       meeting and the mandate for Mr. Roland Scharff
       as the authorized representative of the Company
       to issue the declaration of revocation to the
       revoked Members of the Supervisory Board and
       the revoked Substitute Member of the Supervisory
       Board. Removal of Mr Olaf Schulz from the Supervisory
       Board. Roland Scharff shall be authorized to
       declare the removal from the Supervisory Board.

18.A   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       of Drillisch AG and MSP Holding GmbH: Election
       to the Supervisory Board: Mr. Uwe Bergheim

18.B   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       of Drillisch AG and MSP Holding GmbH: Election
       to the Supervisory Board Mr. Markus Billeter

18.C   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       of Drillisch AG and MSP Holding GmbH: Election
       to the Supervisory Board Mr. Andreas Gauger

18.D   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       of Drillisch AG and MSP Holding GmbH: Election
       to the Supervisory Board Mr. Norbert Mauer

18.E   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       of Drillisch AG and MSP Holding GmbH: Election
       to the Supervisory Board Mr. Roland Scharff

18.F   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       of Drillisch AG and MSP Holding GmbH: Election
       to the Supervisory Board Dr. Patricia Weisbecker

18.G   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       of Drillisch AG and MSP Holding GmbH: Election
       to the Supervisory Board Mr. Oliver Hoske

19.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       of Drillisch AG and MSP Holding GmbH: Resolution
       on conducting a special audit pursuant to Section
       142 Paragraph. 1 AktG to examine the issue
       whether the Management Board of frenet AG is
       violating or has violated its duties when acquiring
       the debitel Group using the authorized capital
       and excluding the subscription right of the
       shareholders

20.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       of Drillisch AG and MSP Holding GmbH: Resolution
       on the conduct of a special audit pursuant
       to Section 142 Paragraph.1 AktG to examine
       the issue which circumstances have led to a
       delay in calling the ordinary shareholders
       meeting of freenet AG and whether the delay
       in calling and conducting the ordinary shareholders
       meeting of freenet AG was necessary as a result
       of these circumstances

21.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       of Drillisch AG and MSP Holding GmbH: Vote
       of no confidence by the shareholders meeting
       pursuant to Section 84 Paragraph.3 sentence
       2 AktG concerning the Members of the Management
       Board of freenet AG

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 FUBON BANK (HONG KONG) LTD                                                                  Agenda Number:  701755920
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2652P104
    Meeting Type:  EGM
    Meeting Date:  21-Nov-2008
          Ticker:
            ISIN:  HK0636030667
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" ONLY FOR RESOLUTIONS
       A, B, C AND S.1. THANK YOU.

a.     Approve, conditional upon the filing with and             Mgmt          For                            For
       registration of all relevant documents to be
       issued by the Company relating to the Open
       Offer [as specified] by the Registrar of Companies
       in Hong Kong in compliance with the Companies
       Ordinance; and the Hong Kong Monetary Authority
       granting its approval that the Preference Shares
       [as specified] may be treated as "supplementary
       capital" of the Company for the purposes of
       the Banking [Capital] Rules [Cap. 155L of the
       Laws of Hong Kong]: to increase authorized
       share capital of the Company from HKD 1,406,592,000
       comprising 1,406,592,000 ordinary shares of
       HKD 1.00 each to HKD 1,406,592,000 and USD
       119,994,019.20 comprising 1,406,592,000 ordinary
       shares of HKD 1.00 each and 1,172,160,000 non-participating cumulative preference shares of USD 0.10237
       each

b.     Approve, conditional upon the filing with and             Mgmt          For                            For
       registration of all relevant documents to be
       issued by the Company relating to the Open
       Offer [as specified] by the Registrar of Companies
       in Hong Kong in compliance with the Companies
       Ordinance; and the Hong Kong Monetary Authority
       granting its approval that the Preference Shares
       [as specified] may be treated as "supplementary
       capital" of the Company for the purposes of
       the Banking [Capital] Rules [Cap. 155L of the
       Laws of Hong Kong]: to issue, by way of open
       offer, of 1,172,160,000 new non-participating
       cumulative preference shares of par value of
       USD 0.10237 each in the issued share capital
       of the Company [the Open Offer], such new shares
       [the Preference Shares] to be issued at a price
       of USD 0.10237 per Preference Share [the Subscription
       Price] to the Shareholders whose names appear
       on the register of members of the Company on
       the date by reference to which entitlements
       under the Open Offer will be determined [other
       than those Shareholders [the Excluded Shareholders]
       with registered addresses outside Hong Kong
       and whom the Board of Directors, after making
       relevant enquiry, considers their exclusion
       from the Open Offer to be necessary or expedient
       on account either of the legal restrictions
       under the laws of the relevant place or any
       requirements of the relevant regulatory body
       or stock exchange in that place] in the proportion
       of one Preference Share for every existing
       Share then held and otherwise pursuant to and
       in accordance with the terms and conditions
       as specified in the circular issued by the
       Company dated 29 OCT 2008

c.     Approve, conditional upon the filing with and             Mgmt          For                            For
       registration of all relevant documents to be
       issued by the Company relating to the Open
       Offer [as specified] by the Registrar of Companies
       in Hong Kong in compliance with the Companies
       Ordinance; and the Hong Kong Monetary Authority
       granting its approval that the Preference Shares
       [as specified] may be treated as "supplementary
       capital" of the Company for the purposes of
       the Banking [Capital] Rules [Cap. 155L of the
       Laws of Hong Kong]: authorize the Directors
       to allot and issue the Preference Shares pursuant
       to or in connection with the Open Offer and,
       in particular, to make such exclusions or other
       arrangements in relation to Excluded Shareholders
       as they may, at their absolute discretion,
       deem necessary or expedient or appropriate,
       and the Preference Shares shall not be issued
       to the Excluded Shareholders

S.1    Amend the Articles of Association of the Company          Mgmt          For                            For
       to include Article 5A [as specified] immediately
       after Article 5 of the Articles of Association
       and adopt such amended Articles of Association
       as the new Articles of Association of the Company
       in substitution for, and to the exclusion of,
       the existing Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 FUBON BANK (HONG KONG) LTD                                                                  Agenda Number:  701870215
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2652P104
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  HK0636030667
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited accounts and              Mgmt          For                            For
       the reports of the Directors and Auditors for
       the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Ming-Chung [Daniel] Tsai as a Director       Mgmt          Against                        Against
       of the Bank

3.B    Re-elect Mr. Moses Tsang as a Director of the             Mgmt          Against                        Against
       Bank

3.C    Re-elect Mr. Michael Chang Ming-Yuen as a Director        Mgmt          Against                        Against
       of the Bank

4.     Re-appoint KPMG as the Auditors of the Bank               Mgmt          For                            For

5.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with unissued shares in the capital of
       the Bank and make or grant offers, agreements
       and options during relevant period, and the
       aggregate nominal amount of the share capital
       to be allotted or issued [whether pursuant
       to an option or otherwise] by the Directors
       pursuant to i) a rights issue [as specified];
       or ii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/ or employees of the
       Bank any of its subsidiaries of shares or rights
       to acquire shares of the Bank; or iii) any
       scrip dividend or similar arrangement providing
       for the allotment of shares of the Bank in
       lieu of the whole or part of a dividend payable
       in respect of shares of the Bank in accordance
       with the Articles of Association of the Bank;
       or iv) any specific authority, shall not exceed
       the sum of 20% of the aggregate nominal amount
       of the share capital of the Bank in issue as
       at the date hereof and [if the Directors are
       so authorized by a separate ordinary resolution
       of the shareholders of the Bank] the aggregate
       nominal amount of share capital of the Bank
       repurchased by the Bank since the granting
       of the general mandate [up to a maximum number
       of shares as will represent 10% of the issued
       share capital of the Bank] as at that date
       hereof; [Authority expires the earlier of the
       conclusion of the next AGM of the Bank or the
       expiration of the period within which the next
       AGM of the Bank is required by the Companies
       Ordinance to be held]

6.     Authorize the Directors of the Bank to exercise           Mgmt          For                            For
       the powers of the Bank referred to in the Resolution
       5 as specified

7.     Authorize the Directors to repurchase issued              Mgmt          For                            For
       shares in the capital of the Bank during the
       relevant period, on the Stock Exchange of the
       Bank or any other Stock Exchange on which the
       shares of the bank may be listed and recognized
       by the Securities and Futures Commission of
       the Hong Kong and the Stock Exchange for such
       purposes, the aggregate nominal amount of share
       capital repurchased by the Bank shall not exceed
       10% of the issued share capital of the Bank
       as at the date hereof; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Bank; or the expiration of the period within
       which the next AGM of the Bank is required
       by the Companies Ordinance to be held]




--------------------------------------------------------------------------------------------------------------------------
 FUCHS PETROLUB AG, MANNHEIM                                                                 Agenda Number:  701871611
--------------------------------------------------------------------------------------------------------------------------
        Security:  D27462130
    Meeting Type:  SGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  DE0005790406
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS. THANK YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 15 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Approval of the decisions of the OGM and the              Non-Voting    No vote
       cancellation of the authorized capital on the
       same day and also creation of a new authorized
       capital in amount of EUR 35,490,000 with authorization
       of partial exclusion of shareholder's subscription
       right and the corresponding amendment to the
       Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 FUCHS PETROLUB AG, MANNHEIM                                                                 Agenda Number:  701871623
--------------------------------------------------------------------------------------------------------------------------
        Security:  D27462122
    Meeting Type:  SGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  DE0005790430
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 15 APR 09, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Approve the resolution of the AGM of the same             Mgmt          Against                        Against
       day on the renewal of authorized capital as
       per item 5 on the AGMs agenda the existing
       authorization to increase the Company's share
       capital shall be revoked when the below authorization
       comes into effect; authorize the Board of Managing
       Directors, with the consent of the Supervisory
       Board, to increase the Company's share capital
       by up to EUR 35,490,000, through the issue
       of up to 11,380,000 new bearer no-par shares,
       against payment in cash or kind, on or before
       05 MAY 2014; authorize the Board of Managing
       Directors, with the consent of the Supervisory
       Board, to exclude shareholders subscription
       rights for up to 20% of the Company's share
       capital for a capital increase against payment
       in kind, for residual amounts, when both ordinary
       and preferential shares are issued, for satisfying
       option and/or convertible rights, and for up
       to 10% of the Company's share capital for a
       capital increase against payment in cash if
       the shares are sold at a price not materially
       below the market price of the shares




--------------------------------------------------------------------------------------------------------------------------
 FUCHS PETROLUB AG, MANNHEIM                                                                 Agenda Number:  701871661
--------------------------------------------------------------------------------------------------------------------------
        Security:  D27462130
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  DE0005790406
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.IF
       YOU DO NOT HAVE A CONTROLLING OR PERSONAL INTEREST,
       SUBMIT YOUR VOTE AS NORMAL. THANK YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 15 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report as well
       as the report by the Board of Managing Directors
       pursuant to sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 103,399,313.19 as follows: payment
       of a dividend of EUR 1.54 per ordinary share
       payment of a dividend of EUR 1.60 per preference
       share EUR 66,253,113.19 shall be carried forward
       ex-dividend and payable date: 07 MAY 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Renewal of authorized capital and the correspondence      Mgmt          Against                        Against
       amendment to the Articles of Association the
       existing authorization to increase the Company's
       share capital shall be revoked when the below
       authorization comes into effect, the Board
       of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the Company's share capital by
       up to EUR 35,490,000, through the issue of
       up to 11,830,000 new bearer no-par shares,
       against payment in cash or kind, on or before
       05 MAY 2014, the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to exclude shareholders
       subscription rights for up to 20% of the Company's
       share capital for a capital increase against
       payment in kind, for residual amounts, when
       both ordinary and pref. shares are issued,
       for satisfying option and/or convertable rights,
       and for up to 10% of the Company's share capital
       for a capital increase against payment in cash
       if the shares are sold at a price not materially
       below the market price of the shares

6.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       KPMG AG, Mannheim




--------------------------------------------------------------------------------------------------------------------------
 FUCHS PETROLUB AG, MANNHEIM                                                                 Agenda Number:  701871673
--------------------------------------------------------------------------------------------------------------------------
        Security:  D27462122
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  DE0005790430
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD.
       THANK YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 15 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report as well
       as the report by the Board of Managing Directors
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Non-Voting    No vote
       profit of EUR 103,399,313.19 as follows: payment
       of a dividend of EUR 1.54 per ordinary share
       payment of a dividend of EUR 1.60 per preferred
       share EUR 66,253,113.19 shall be carried forward
       ex-dividend and payable date: 07 MAY 2009

3.     Ratification of the Acts of the Board of Managing         Non-Voting    No vote
       Directors

4.     Ratification of the Acts of the Supervisory               Non-Voting    No vote
       Board

5.     Renewal of authorized capital and the correspondent       Non-Voting    No vote
       amendment to the Article of Association, the
       existing authorization to increase the Company's
       share capital shall be revoked when the below
       authorization comes into effect, the Board
       of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the Company's share capital by
       up to EUR 35,490,000, through the issue of
       up to 11,830,000 new bearer no-par shares,
       against payment in cash or kind, on or before
       05 MAY 2014, the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to exclude shareholders'
       subscription rights for up to 20% of the Company's
       share capital for a capital increase against
       payment in kind, for residual amounts, when
       both ordinary and preferred, shares are issued,
       for satisfying option and/or convertible rights,
       and for up to 10% of the Company's share capital
       for a capital increase against payment in cash
       if the shares are sold at a price not materially
       below the market price of the shares

6.     Appointment of the Auditors for the 2009 FY:              Non-Voting    No vote
       KPMG AG, Mannheim




--------------------------------------------------------------------------------------------------------------------------
 FUGRO NV, LEIDSCHENDAM                                                                      Agenda Number:  701901717
--------------------------------------------------------------------------------------------------------------------------
        Security:  N3385Q197
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  NL0000352565
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 30 APR 2009. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       541618 DUE TO CHANGE IN THE VOTING STATUS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening of the general meeting                            Non-Voting    No vote

2.     Report of the Board of management and the Supervisory     Non-Voting    No vote
       Board for the year 2008

3.     Approve the annual accounts on the FY 2008                Mgmt          For                            For

4.     Grant discharge to the Managing Board in respect          Mgmt          For                            For
       of the duties performed during the past FY

5.     Grant discharge to the Supervisory Board in               Mgmt          For                            For
       respect of the duties performed during the
       past FY

6.a    Approve the policy on reserves and dividend               Mgmt          Abstain                        Against

6.b    Approve to declare a dividend over the FY 2008            Mgmt          For                            For
       of EUR 1.50 gross per share which can be taken
       up at the choice of shareholders entirely in
       cash or in new shares of the Company

7.a    Re-appoint Mr. F.J.G.M.Cremers as a Member of             Mgmt          For                            For
       the Supervisory Board

7.b    Appoint Mrs. M. Helmes as a Member of the Supervisory     Mgmt          For                            For
       Board

8.     Authorize the Managing Board, subject to the              Mgmt          For                            For
       approval of the Supervisory Board, to cause
       the Company to acquire its own shares for valuable
       consideration, up to a maximum number which,
       at the time of acquisition, the company is
       permitted to acquire pursuant to the provisions
       of Section 98, Subsection 2, of book 2 of the
       Netherlands Civil Code such acquisition may
       be effected by means of any type of contract,
       including stock exchange transactions and private
       transactions the price must lie between the
       nominal value of the shares and an amount equal
       to 10% of the market price by market price
       is understood the average of the closing prices
       reached by the share s on each of the 5 stock
       exchange business days preceding the date of
       acquisition, as evidenced by the official price
       list of euro next Amsterdam NV; [Authority
       expires at the end of 18 months] commencing
       on 07 MAY 2009

9.a    Approve that, the Managing Board, subject to              Mgmt          For                            For
       the approval of the Supervisory Board be designated
       for a period of 18 months as the body which
       is authorized to resolve to issue shares up
       to a number of share s not exceeding the number
       of unissued shares in the capital of the Company

9.b    Authorize the Managing Board under approval               Mgmt          For                            For
       of the Supervisory Board as the sole body to
       limit or exclude the pre emptive right on new
       issued shares in the Company

10.    Any other business                                        Non-Voting    No vote

11.    Closing of the general meeting                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FUJI CO.,LTD.                                                                               Agenda Number:  701940947
--------------------------------------------------------------------------------------------------------------------------
        Security:  J13986104
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  JP3807400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Abstain                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Abstain                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 FUJI OIL CO.,LTD.                                                                           Agenda Number:  702000491
--------------------------------------------------------------------------------------------------------------------------
        Security:  J14994107
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3816400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Adopt Reduction
       of         Liability System for All Directors
       and All Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 FUJI SOFT INCORPORATED                                                                      Agenda Number:  701977502
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1528D102
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2009
          Ticker:
            ISIN:  JP3816600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 FUJITEC CO.,LTD.                                                                            Agenda Number:  701994180
--------------------------------------------------------------------------------------------------------------------------
        Security:  J15414113
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3818800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Expand Business Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FUJITSU BUSINESS SYSTEMS LTD.                                                               Agenda Number:  702000251
--------------------------------------------------------------------------------------------------------------------------
        Security:  J15582109
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3818600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Stock-for-Stock Exchange with Fujitsu             Mgmt          For                            For
       Ltd. for Transition into a      Subsidiary
       Wholly Owned by Fujitsu Ltd.

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 FUJITSU GENERAL LIMITED                                                                     Agenda Number:  701983086
--------------------------------------------------------------------------------------------------------------------------
        Security:  J15624109
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3818400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FUKUDA CORPORATION                                                                          Agenda Number:  701843117
--------------------------------------------------------------------------------------------------------------------------
        Security:  J15897101
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3805600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Against                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FUKUYAMA TRANSPORTING CO.,LTD.                                                              Agenda Number:  702017840
--------------------------------------------------------------------------------------------------------------------------
        Security:  J16212136
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3806800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 FUNAI ELECTRIC CO.,LTD.                                                                     Agenda Number:  701997528
--------------------------------------------------------------------------------------------------------------------------
        Security:  J16307100
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3825850005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Allow Executives to Authorize Use of Stock Option         Mgmt          For                            For
       Plan




--------------------------------------------------------------------------------------------------------------------------
 FURUKAWA CO.,LTD.                                                                           Agenda Number:  701994003
--------------------------------------------------------------------------------------------------------------------------
        Security:  J16422131
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3826800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FURUKAWA-SKY ALUMINUM CORP.                                                                 Agenda Number:  701993962
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1746Z109
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3826900007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

3.10   Appoint a Director                                        Mgmt          Against                        Against

3.11   Appoint a Director                                        Mgmt          Against                        Against

3.12   Appoint a Director                                        Mgmt          Against                        Against

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FUTABA CORPORATION                                                                          Agenda Number:  701998518
--------------------------------------------------------------------------------------------------------------------------
        Security:  J16758112
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3824400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FUTABA INDUSTRIAL CO.,LTD.                                                                  Agenda Number:  702023312
--------------------------------------------------------------------------------------------------------------------------
        Security:  J16800104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3824000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FUTURIS CORP LTD, ADELAIDE SA                                                               Agenda Number:  701721979
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q39718103
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2008
          Ticker:
            ISIN:  AU000000FCL5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the reports              Non-Voting    No vote
       of the Directors and the Auditor, respectively,
       for the YE 30 JUN 2008

2.     Receive and adopt the remuneration report for             Mgmt          Against                        Against
       the YE 30 JUN 2008

3.1    Re-elect Mr. Charles E. Bright as a Director              Mgmt          For                            For
       of the Company, who retires by rotation pursuant
       to Rule 8.1.5(b) of the Constitution of the
       Company

3.2    Re-elect Mr. Graham D. Walters as a Director              Mgmt          For                            For
       of the Company, who retires by rotation pursuant
       to Rule 8.1.5(b) of the Constitution of the
       Company

3.3    Elect Mr. James Hutchison [Hutch] Ranck as a              Mgmt          For                            For
       Director of the Company, who retires in accordance
       with Rule 8.1.5[a] of the Constitution of the
       Company

S.4    Approve to reinstate Rule 6 of the Company's              Mgmt          For                            For
       Constitution, approved by the shareholders
       on 25 OCT 2005, in the Constitution




--------------------------------------------------------------------------------------------------------------------------
 FUTURIS CORP LTD, ADELAIDE SA                                                               Agenda Number:  701804773
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q39718103
    Meeting Type:  EGM
    Meeting Date:  03-Mar-2009
          Ticker:
            ISIN:  AU000000FCL5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to change the name of the Company to              Mgmt          For                            For
       Elders Limited with effect on and from 30 APR
       2009




--------------------------------------------------------------------------------------------------------------------------
 FYFFES PLC                                                                                  Agenda Number:  701902656
--------------------------------------------------------------------------------------------------------------------------
        Security:  G34244106
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  IE0003295239
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the statements of account            Mgmt          For                            For
       for the YE 31 DEC 2008 and the reports of the
       Directors and Auditor thereon

2.     Approve the interim dividend and declare a final          Mgmt          For                            For
       dividend of 1 cent per share on the ordinary
       shares for the YE 31 DEC 2008

3.a    Re-elect Mr. J. P. Tolan as a Director, who               Mgmt          For                            For
       retire in accordance with the Articles of Association
       and/or the Combined Code on Corporate Governance

3.b    Re-elect Mr. C. Bos as a Director, who retire             Mgmt          For                            For
       in accordance with the Articles of Association
       and/or the Combined Code on Corporate Governance

3.c    Re-elect Dr. P. F. Clover as a Director, who              Mgmt          For                            For
       retire in accordance with the Articles of Association
       and/or the Combined Code on Corporate Governance

4.     Authorize the Directors to fix the remuneration           Mgmt          Against                        Against
       of the Auditor for the YE 31 DEC 2009

5.     Authorize the Directors to allot relevant securities      Mgmt          For                            For
       [within the meaning of Section 20 of the Companies
       [Amendment] Act, 1983] up to an aggregate nominal
       amount of EUR 6,836,896 [113,948,273 shares]
       [Authority expires at the earlier of the close
       of business on the date of the next AGM after
       the passing of this resolution or 13 AUG 2010]
       however that the Company may before such expiry
       make an offer or agreement which would or might
       require relevant securities to be allotted
       after such expiry and the Directors may allot
       relevant securities in pursuance of such offer
       or agreement as if the authority hereby conferred
       had not expired

S.6    Authorize the Directors, pursuant to Article              Mgmt          For                            For
       7[d] of the Articles of Association and Section
       24 of the Companies [Amendment] Act, 1983 to
       allot equity securities [as defined by Section
       23 of that Act] for cash pursuant to the authority
       to allot relevant securities conferred on the
       Directors by Resolution 5 above in the notice
       of this meeting as if subsection [1] of the
       said Section 23 did not apply to any such allotment
       provided that this power shall be limited to
       the matters provided for in Article 7[d][i]
       and [ii] of the Articles of Association and
       provided further that the aggregate nominal
       value of any shares which may be allotted pursuant
       to Article 7[d][ii] may not exceed EUR 1,035,893
       [17,264,890 shares] representing 5% of the
       nominal value of the issued share capital

S.7    Authorize the Company and/or any subsidiary               Mgmt          For                            For
       [as defined by Section 155 of the Companies
       Act, 1963] to make market purchases [as defined
       by Section 212 of the Companies Act, 1990]
       of shares of any class in the Company [shares]
       on such terms and conditions and in such manner
       as the directors may determine from time to
       time but subject to the provisions of the Companies
       Act, 1990 and to the following restrictions
       and provisions:- [a] The maximum number of
       ordinary shares [as defined in the Articles
       of Association of the Company] authorized to
       be acquired pursuant to this resolution shall
       not exceed 34,529,780 [representing 10% of
       the issued share capital]; [b] the minimum
       price which may be paid for any share shall
       be an amount equal to the nominal value thereof;
       [c] the maximum price which may be paid for
       any share [a relevant share] shall be an amount
       equal to 105% of the average of the five amounts
       resulting from determining whichever of the
       following [i], [ii] or [iii] specified below
       in relation to the shares of the same class
       as the relevant share shall be appropriate
       for each of the five business days immediately
       preceding the day on which the relevant share
       is purchased, as determined from the information
       published in the Irish Stock Exchange Daily
       Official List reporting the business done on
       each of those five business days: [i] if there
       shall be more than one dealing reported for
       the day, the average of the prices at which
       such dealings took place; or [ii] if there
       shall be only one dealing reported for the
       day, the price at which such dealing took place;
       or [iii] if there shall not be any dealing
       reported for the day, the average of the high
       and low market guide prices for that day; and
       if there shall be only a high [but not a low]
       or a low [but not a high] market guide price
       reported, or if there shall not be any market
       guide price reported, for any particular day
       then that day shall not count as one of the
       said five business days for the purposes of
       determining the maximum price. If the means
       of providing the foregoing information as to
       dealings and prices by reference to which the
       maximum price is to be determined is altered
       or is replaced by some other means, then a
       maximum price shall be determined on the basis
       of the equivalent information published by
       the relevant authority in relation to dealings
       on the Irish Stock Exchange or its equivalent;
       [authority expire at the close of business
       on the date of the next AGM of the Company
       or 13 AUG 2010, whichever is the earlier] unless
       previously varied, revoked or renewed by special
       resolution in accordance with the provisions
       of Section 215 of the Companies Act, 1990;
       the Company or any such subsidiary may, before
       such expiry, enter into a contract for the
       purchase of shares which would or might be
       executed wholly or partly after such expiry
       and may complete any such contract as if the
       authority conferred hereby had not expired

S.8    Approve, subject to the passing of Resolution             Mgmt          For                            For
       7, for the purposes of Section 209 of the Companies
       Act, 1990, the reissue price range at which
       any treasury shares [as defined by the said
       Section 209] for the time being held by the
       Company may be reissued off-market shall be
       as follows: [a] the maximum price at which
       a treasury share may be reissued off-market
       shall be an amount equal to 120% of the appropriate
       price and [b] the minimum price at which a
       treasury share may be re-issued off-market
       shall be the nominal value of the share where
       such a share is required to satisfy an obligation
       under an employee share scheme [as defined
       in the Listing Rules of The Irish Stock Exchange
       Limited] operated by the Company or, in all
       other cases, an amount equal to 95% of the
       appropriate price; for the purposes of this
       resolution the expression "appropriate price"
       shall mean the average of the 5 amounts resulting
       from determining whichever of the following
       [i], [ii] or [iii] specified below in relation
       to shares of the class of which such treasury
       share is to be reissued shall be appropriate
       in respect of each of the 5 business days immediately
       preceding the day on which the treasury share
       is reissued, as determined from information
       published in the Irish Stock Exchange Daily
       Official List reporting the business done in
       each of those 5 business days:- [i] if there
       shall be more than one dealing reported for
       the day, the average of the prices at which
       such dealings took place; or [ii] if there
       shall be only one dealing reported for the
       day, the price at which such dealing took place;
       or [iii] if there shall not be any dealing
       reported for the day, the average of the high
       or low market guide prices for the day; and
       if there shall be only a high [but not a low]
       or a low [but not a high] market guide price
       reported, or if there shall not be any market
       guide price reported, for any particular day
       then that day shall not count as one of the
       said five business days for the purposes of
       determining the appropriate price; if the means
       of providing the foregoing information as to
       dealings and prices by reference to which the
       appropriate price is to be determined is altered
       or is replaced by some other means, then the
       appropriate price shall be determined on the
       basis of the equivalent information published
       by the relevant authority in relation to dealings
       on the Irish Stock Exchange or its equivalent;
       [Authority shall expire at the close of business
       on the day of the next AGM of the Company or
       13 AUG 2010, whichever is the earlier] unless
       previously varied or renewed in accordance
       with the provisions of Section 209 of the Companies
       Act, 1990

S.9    Approve to resolve, with effect from the implementation   Mgmt          Against                        Against
       into Irish Law of Directive 2007/36/EC of the
       European Parliament and of the Council of 11
       JUL 2007 on the exercise of certain rights
       of shareholders and listed Companies, the provision
       in Article 55[a] allowing for the convening
       of an EGM by at least 14 days notice in writing
       [where such meetings are not convened for the
       passing of a special resolution] shall continue
       to be effective

S.10   Amend the Clause 5 of the Memorandum of Association       Mgmt          For                            For
       of the Company as specified

S.11   Amend the Articles 1, 73 to 77 and 79 as specified        Mgmt          For                            For

S.12   Adopt, subject to the passing of Resolutions              Mgmt          For                            For
       10 and 11, the Articles of Association of the
       Company in the form attached, as the Articles
       of Association of the Company to the replacement
       and exclusion of all previous Articles




--------------------------------------------------------------------------------------------------------------------------
 GAGFAH S.A.                                                                                 Agenda Number:  701889517
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV09716
    Meeting Type:  MIX
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  LU0269583422
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Receive the Statutory Management report and               Mgmt          No Action
       the consolidated Management report for the
       FYE 31 DEC 2008

A.2    Receive the reports by the Auditors of the Company        Mgmt          No Action
       in respect of the statutory financial statements
       of the Company and in respect of the consolidated
       financial statements of the Company and its
       group, for the FYE 31 DEC 2008

A.3    Approve the Board of Directors that the statutory         Mgmt          No Action
       financial statements of the Company for the
       FYE 31 DEC 2008

A.4    Approve the Board of Directors that the consolidated      Mgmt          No Action
       financial statements of the Company and its
       group, for the FYE 31 DEC 2008

A.5    Approve the allocation of the results of the              Mgmt          No Action
       Company for the FYE 31 DEC 2008 and distributions;
       an amount EUR 45,120,289 which was distributed
       as interim dividend [EUR 0.20 per share] on
       06 JUN 2008 [as 2008 first quarter dividend
       for the holders of record on 30 MAY 2008];
       the amount of EUR 45,137,720 which was distributed
       as interim dividend [EUR 0.20 per share] on
       05 SEP 2008 [as 2008 second quarter dividend
       for the holders of record on 29 AUG 2008];
       the amount of EUR 45,140,077 which was distributed
       as interim dividend [EUR 0.20 per share] on
       05 DEC 2008 [as 2008 third quarter dividend
       for the holders of record on 01 DEC 2008] and
       the amount of EUR 45,258,179 to be distributed
       as interim dividend [EUR 0.20 per share] on
       07 APR 2009 [as 2008 fourth quarter dividend
       for the holders of record on 27 MAR 2009],
       out of the available share premium and reserves
       of the Company

A.6    Grant discharge to all the Directors of the               Mgmt          No Action
       Company who have been in office during the
       FYE 31 DEC 2008

A.7    Authorize the Company, or any wholly-owned subsidiary,    Mgmt          No Action
       to from time to time purchase, acquire or receive
       shares in the Company up to 10% of the issued
       share capital from time to time, over the stock
       exchange or in privately negotiated transactions
       or otherwise, and in the case of acquisitions
       for value, at a purchase price being i) no
       less than 50% of the lowest stock price and
       ii) no more than 50% above the highest stock
       price, in each case over the 30 trading days
       preceding a) the date of the purchase in case
       of private or stock exchange transactions [other
       than tender offers] and b) in case of a tender
       offer, the date of the opening of the tender
       offer, and on such terms as shall be determined
       by the Board of Directors of the Company, provided
       such purchase is in conformity with Article
       49-2 of the Luxembourg law of 10 AUG 1915 and
       with applicable laws and regulations; [Authority
       is being granted for a period of 18 months]

A.8    Appoint Mr. William Joseph Brennan as further             Mgmt          No Action
       Director of the Company with effect on 01 AUG
       2009 for a term ending on the date of the general
       shareholders' meeting approving the Company's
       accounts for the FY 2011

E.1    Approve to reduce the share capital by a maximum          Mgmt          No Action
       amount EUR 28,214,971.25 by one or more tender
       offers, over the stock exchange or in privately
       negotiated transactions or otherwise and to
       delegate power to the Board of Directors to
       implement such share capital reduction up to
       the maximum amount determined by the general
       meeting as set forth in the agenda




--------------------------------------------------------------------------------------------------------------------------
 GALAXY ENTMT GROUP LTD                                                                      Agenda Number:  701931049
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2679D118
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2009
          Ticker:
            ISIN:  HK0027032686
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the financial statements and reports              Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.a    Elect Mr. Francis Lui Yiu Tung as a Director              Mgmt          Against                        Against

2.b    Elect Mr. Joseph Chee Ying Keung as a Director            Mgmt          Against                        Against

2.c    Elect Dr. Patrick Wong Lung Tak as a Director             Mgmt          For                            For

2.D    Approve to fix the Directors remuneration                 Mgmt          For                            For

3.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

4.1    Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares of the Company during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing of this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is required by the Companies Ordinance
       to be held]

4.2    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company; and [if the Directors are so
       authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of share capital of the Company repurchased
       by the Company subsequent to the passing of
       this resolution [up to a maximum amount of
       10% of the share capital of the Company in
       issue at the date of the passing of this resolution],
       otherwise than pursuant to: i) a rights issue;
       or ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       or iii) any share option schemes or similar
       arrangement; or iv) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the company in accordance with
       the Articles of Association of the company;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by Companies Ordinance to be held]

4.3    Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolutions 4.1 and 4.2, to extend the general
       mandate granted to the Directors of the Company
       pursuant to Resolution 4.2, by addition thereto
       an amount representing the aggregate nominal
       amount of share capital of the Company repurchased
       under Resolution 4.1, provided that such amount
       shall not exceed 10% of the aggregate amount
       of the issued share capital of the Company
       at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 GALIFORM PLC                                                                                Agenda Number:  701886674
--------------------------------------------------------------------------------------------------------------------------
        Security:  G37704106
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  GB0005576813
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's accounts and reports of             Mgmt          For                            For
       the Directors and the Independent Auditors
       thereon

2.     Re-appoint Mr. Mattew Ingle as a Director                 Mgmt          For                            For

3.     Re-appoint Mr. Peter Wallis as a Director                 Mgmt          For                            For

4.     Re-appoint Deloitte LLP as the Auditors                   Mgmt          For                            For

5.     Authorize the Directors to determine the Auditors         Mgmt          For                            For
       remuneration

6.     Grant authority to increase the authorized share          Mgmt          For                            For
       capital

7.     Approve the Directors remuneration report and             Mgmt          For                            For
       policy

8.     Authorize the Directors to allot shares                   Mgmt          Against                        Against

9.     Approve to disapply pre-emption rights                    Mgmt          For                            For

10.    Grant authority to purchase own shares                    Mgmt          For                            For

11.    Amend the Company's Articles of Association               Mgmt          Against                        Against
       - Notice of general meetings

12.    Amend the Company's Articles of Association               Mgmt          For                            For
       - the Company's objects

13.    Grant authority for a general meeting to be               Mgmt          Against                        Against
       called with not less than 14 days notice

14.    Approve the Galiform Long Term Incentive Plan             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GALLANT VENTURE LTD                                                                         Agenda Number:  701794720
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2679C102
    Meeting Type:  EGM
    Meeting Date:  23-Jan-2009
          Ticker:
            ISIN:  SG1T37930313
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Companies Act], to purchase or otherwise acquire
       issued and fully paid ordinary shares in the
       Company [the Shares], not exceeding in aggregate
       the prescribed limit [subject to the Companies
       Act, 10% of the total number of Shares of the
       Company [excluding any Shares which are held
       as treasury shares] as at the date of the passing
       of this resolution], by way of market purchases
       on the Singapore Exchange Securities Trading
       Limited [SGX-ST] and/or off-market purchases
       effected otherwise than on the SGX-ST in accordance
       with any equal access scheme[s] as may be determined
       or formulated by the Directors of the Company
       as they consider fit, which scheme[s] shall
       satisfy all the conditions prescribed by the
       Companies Act, at a price of up to 105% of
       the average of the closing market prices of
       a Share over the last 5 market days on the
       SGX-ST, on which transactions in the Shares
       were recorded, immediately preceding the day
       of the Market Purchase and a price up to 120%
       of the average closing price in case of off-market
       purchase; and otherwise in accordance with
       all other laws, regulations and listing rules
       of the SGX-ST as may for the time being be
       applicable, be and is hereby authorized and
       approved generally and unconditionally [the
       Share Purchase Mandate]; and authorize the
       Directors of the Company to complete and do
       all such acts and things [including executing
       such documents as may be required] as they
       may consider expedient or necessary to give
       effect to the transactions contemplated by
       this resolution; [Authority expires the earlier
       the date on which the next AGM of the Company
       is held or is required by Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 GALLIFORD TRY PLC, UXBRIDGE                                                                 Agenda Number:  701725585
--------------------------------------------------------------------------------------------------------------------------
        Security:  G37100107
    Meeting Type:  AGM
    Meeting Date:  07-Nov-2008
          Ticker:
            ISIN:  GB0003599064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and financial               Mgmt          For                            For
       statements for the year to 30 JUN 2008

2.     Approve the report on Directors' remuneration             Mgmt          For                            For
       for the year to 30 JUN 2008

3.     Declare the final dividend of 2.1 pence per               Mgmt          For                            For
       ordinary share

4.     Elect Mr. Peter Rogers as a Director of the               Mgmt          For                            For
       Company

5.     Re-elect Mr. David Calverley as a Director of             Mgmt          For                            For
       the Company

6.     Re-elect Mr. Frank Nelson as a Director of the            Mgmt          For                            For
       Company

7.     Re-elect Mr. Amanda Burton as a Director of               Mgmt          For                            For
       the Company

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company and authorize the Directors
       to set their remuneration

9.     Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [within the meaning of
       that section] of the Company up to an aggregate
       nominal value of GBP 6,232,287; [Authority
       expires at the conclusion of the AGM of the
       Company to be held in 2009 or 15 months]; and
       the Company may before such expiry makes offers
       or agreements which would or might require
       relevant securities of the Company to be allotted
       after such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities [Section 94 of the said Act] for
       cash, disapplying the statutory pre-emption
       rights [Section 89(1) of the Act], provided
       that this power is limited to the allotment
       of equity securities a) in connection with
       a rights issue in favor of or general offer
       or open offer in favor of ordinary shareholders;
       and b) up to an aggregate nominal value of
       GBP 944,286; [Authority expires at the conclusion
       of the AGM of the Company to be held in 2009
       or 15 months]; that the Company may before
       such expiry make an offer or agreements which
       would or might require equity securities of
       the Company to be allotted after such expiry;
       and the Directors of the Company may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.11   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of not more than 37,771,443 of its own ordinary
       shares of 5p each in its share capital at not
       less than 5p each and not more than 5% [in
       each case exclusive expenses] above the average
       of the middle market quotation for an ordinary
       share of 5p as taken from the Daily Official
       List of The London Stock Exchange, over the
       previous 5 business days; [Authority expires
       at the conclusion of the next AGM of the Company
       to be held in 2009]; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.12   Amend Rule 4.2 of the Galliford Try 2006 Long             Mgmt          For                            For
       Term Incentive Plan [Plan] as specified

S.13   Approve and adopt the Articles of Association             Mgmt          Against                        Against
       of the Company, a specified, as the new Articles
       of Association of the Company in substitution
       for, and to the exclusion of, the existing
       Articles of Association, with effect from the
       conclusion of the AGM




--------------------------------------------------------------------------------------------------------------------------
 GEM DIAMONDS LTD                                                                            Agenda Number:  701887424
--------------------------------------------------------------------------------------------------------------------------
        Security:  G37959106
    Meeting Type:  OGM
    Meeting Date:  20-Apr-2009
          Ticker:
            ISIN:  VGG379591065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Clause 5.2 of the Memorandum of Association     Mgmt          For                            For
       of the Company to increase the maximum number
       of shares that the Company is authorized to
       issue, from 125,000,000 Ordinary Shares of
       USD 0.01 par value each to 200,000,000 Ordinary
       Shares of USD 0.01 par value each, by the creation
       of an additional 75,000,000 Ordinary Shares
       of USD 0.01 par value each and by deleting
       the figure 125,000,000 and inserting 200,000,000,
       such new shares to rank equally in all respects
       with the existing Ordinary Shares of the Company;
       authorize the Geneva Management Group (BVI)
       Ltd., as registered agent of the Company, to
       file an amended and restated Memorandum and
       Articles of Association of the Company [in
       substitution for and to the exclusion of, its
       existing Memorandum and Articles of Association],
       so amended to reflect the foregoing Resolution
       1[a], with the Registry of Corporate Affairs
       in the British Virgin Islands, and to take
       whatever steps and/or actions that may be necessary
       to effect such filing

2.     Authorize the Directors, in substitution for              Mgmt          Against                        Against
       any existing authority to allot relevant securities,
       without prejudice to any allotment of securities
       made pursuant thereto, for the purposes of
       Article 3.1 of the Company's Articles of Association
       to allot relevant securities [Article 3.4.5]
       up to an aggregate nominal amount of USD 750,000
       [representing an amount equal to 119% of the
       Company's issued ordinary shares as at 31 MAR
       2009] [Authority expires at the conclusion
       of the next AGM of the Company] [the Allotment
       Period], and the Directors may allot relevant
       securities in pursuance of any such offers
       or agreements to such expiry

S.3    Authorize the Directors, for the purposes of              Mgmt          Against                        Against
       the Placing [as specified], the obligation
       pursuant to Article 3.5 of the Company's Articles
       of Association on the Directors to first offer
       any equity securities [Article 3.4.3], to be
       issued for cash, to existing shareholders of
       the Company in proportion [as nearly as practicable]
       to the number of the existing ordinary shares
       that are held by them, prior to issuing such
       securities to any person, disapplied and waived
       in respect of the placing to allot and issue
       new shares or other equity securities for cash
       pursuant to the placing without first offering
       them to existing shareholders shall be limited
       to the allotment of equity securities up to
       an aggregate nominal amount of USD 750,000
       [representing an amount equal to 119% of the
       Company's issued ordinary shares as at 31 MAR
       2009] [Authority expires at the conclusion
       of the Company's next AGM] and the Directors
       may allot such equity securities in pursuance
       of any such offers or agreements to such expiry

4.     Approve the terms of the placing [as specified]           Mgmt          Against                        Against
       at the issue price of 100 pence for each new
       ordinary share being issued pursuant to the
       placing [which represents a discount of 33%
       to the closing price of the existing ordinary
       shares of the Company on 31 MAR 2009, being
       the last business day prior to the announcement
       of the placing]

5.     Approve the subscription by Lansdowne Partners            Mgmt          Against                        Against
       Limited of 10,500,000 new shares [as specified]
       at the issue price of 100 pence for each such
       new share to be so subscribed on the terms
       of the placing Letter between J.P. Morgan Cazenove
       and Lansdowne Partners Limited, as specified

6.     Approve, for the purposes of the placing [as              Mgmt          Against                        Against
       specified] the obligation pursuant to the Article
       155.2 of the Company's Articles of Association
       on any person [other than the Depositary] to
       make an offer to the other holders of shares
       in the Company, by way of a takeover or as
       otherwise stipulated in the Article 155, if
       such person acquires 30% or more of the total
       voting rights in the Company, to disapplied
       and waived in respect of the Placing in accordance
       with Article 155.14 so as not to apply to any
       underwriter which incurs such an obligation
       under Article 155.2 as a result of underwriting
       the Placing [including as a result of an inability
       to complete a distribution of securities of
       the Company]




--------------------------------------------------------------------------------------------------------------------------
 GEM DIAMONDS LTD                                                                            Agenda Number:  701936621
--------------------------------------------------------------------------------------------------------------------------
        Security:  G37959106
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  VGG379591065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited accounts of the Company for             Mgmt          For                            For
       the YE 31 DEC 2008 and the Directors' report
       and the Auditors' report

2.     Approve the Director's remuneration report,               Mgmt          For                            For
       as specified

3.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company [the Auditors], until conclusion
       of the next AGM of the Company at which accounts
       are laid before the Company

4.     Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditors

5.     Re-elect Mr. Roger Davis as a Director, who               Mgmt          For                            For
       retires in accordance with Article 81 of the
       Company's Articles of Association

6.     Re-elect Mr. Alan Ashworth as a Director, who             Mgmt          For                            For
       retires in accordance with Article 81 of the
       Company's Articles of Association

7.     Re-elect Mr. Dave Elzas as a Director, who retires        Mgmt          For                            For
       in accordance with Article 81 of the Company's
       Articles of Association

8.     Authorize the Directors, in substitution for              Mgmt          Against                        Against
       any existing authority, to allot relevant securities,
       for the purposes of Article 3.1 of the Company's
       Articles of Association, to allot relevant
       securities [within the meaning of Article 3.4.5
       of the Company's Articles of Association] up
       to an aggregate nominal amount of USD 919,852
       [representing an amount equal to 66.66% of
       the Company's issued ordinary share capital
       as at 29 APR 2009] (the Allotment Amount) during
       the period commencing on the date of the passing
       of this resolution; and [Authority expires
       at the conclusion of the next AGM of the Company];
       and the Directors may before the expiry of
       such allotment Period, make an offer or agreement
       which would or might require relevant securities
       to be allotted after such expiry

S.9    Authorize the Directors, to allot and issue               Mgmt          For                            For
       equity securities for cash pursuant to the
       authority conferred by Resolution 8 without
       first having offered such equity securities
       to existing shareholders provided that this
       power shall be limited to the allotment of
       equity securities up to an aggregate nominal
       amount of USD 68,989 [representing an amount
       equal to 5% of the Company's issued ordinary
       share capital as at 29 APR 2009]; [Authority
       expires at the conclusion of the Company's
       next AGM]; and the Directors may, before the
       expiry of such period, make an offer or agreement
       which would or might require such equity securities
       to be allotted after such expiry and, not withstanding
       such expiry, the Directors may allot such equity
       securities in pursuance of any such offers
       or agreements

S.10   Authorize the Company, for the purpose of Article         Mgmt          For                            For
       11.1, to purchase, redeem, or otherwise acquire
       ordinary shares in the Company in such manner
       and upon such terms as the Directors may determine
       during the period commencing on the date of
       the passing of this resolution and expiring
       at the conclusion of the next AGM of the Company
       unless revoked, renewed or varied during that
       period, provided that, the maximum aggregate
       number of ordinary shares authorized to be
       purchased is 13,797,785 [representing an amount
       equal to 10% of the Company's issued ordinary
       share capital as at 29 April 2009], the minimum
       price which may be paid for an ordinary share
       is USD 0.01 per share, the maximum price which
       may be paid for an ordinary share is the higher
       of: i) 105% of the average closing price of
       the Company's ordinary shares on the London
       Stock Exchange during the 5 business days immediately
       prior to the date of purchase; and ii) an amount
       equal to the higher of the price of the last
       independent trade of an ordinary share and
       the highest current independent bid for an
       ordinary share as derived from the London Stock
       Exchange Trading Systems, and this authority
       shall allow the Company to purchase ordinary
       shares after such expiry of this authority
       under any agreement made before the expiry
       of such authority, as if the authority hereby
       conferred had not expired




--------------------------------------------------------------------------------------------------------------------------
 GEMALTO, MONTROUGE                                                                          Agenda Number:  701937382
--------------------------------------------------------------------------------------------------------------------------
        Security:  N3465M108
    Meeting Type:  AGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  NL0000400653
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING. THANK YOU

1.     Opening and announcements                                 Non-Voting    No vote

2.     Presentation 2008 Annual report                           Non-Voting    No vote

3.     Adopt the 2008 financial statements                       Mgmt          For                            For

4.     Dividend policy and allocation of 2008 results            Non-Voting    No vote

5.A    Grant discharge to the Chief Executive Officer            Mgmt          For                            For

5.B    Grant discharge to the Non-Executive Board Members        Mgmt          For                            For

6.A    Appoint Mr. Buford Alexander as a Board Member            Mgmt          For                            For
       until the close of the 2013 AGM

6.B    Re-appoint Mr. Kent Atkinson as a Board Member            Mgmt          For                            For
       until the close of the 2013 AGM

6.C    Re-appoint Mr. David Bonderman as a Board Member          Mgmt          For                            For
       until the close of the 2013 AGM

6.D    Re-appoint Mr. Johannes Fritz as a Board Member           Mgmt          For                            For
       until the close of the 2012 AGM

6.E    Re-appoint Mr. John Ormerod as a Board Member             Mgmt          For                            For
       until the close of the 2013 AGM

7.     Approve to renew the authorization of the Board           Mgmt          For                            For
       to repurchase shares in the share capital of
       the Company

8.     Re-appoint PricewaterhouseCoopers Accountants             Mgmt          For                            For
       N.V. as the External Auditor for the 2009 FY

9.     Questions                                                 Non-Voting    No vote

10.    Adjournment                                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 GEMINA SPA, MILANO                                                                          Agenda Number:  701855011
--------------------------------------------------------------------------------------------------------------------------
        Security:  T4890T159
    Meeting Type:  OGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  IT0001480323
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       any adjournment thereof

2.     Appoint the Board of Directors Member                     Mgmt          No Action

3.     Appoint the Board of Directors and Chairman,              Mgmt          No Action
       determination their terms and emoluments

4.     Grant authority to buy and sell own shares,               Mgmt          No Action
       any adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 GEO CORPORATION                                                                             Agenda Number:  702013816
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1710A106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3282400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Corporate Officers

6      Approve Issuance of Stock Options                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GEOX S P A                                                                                  Agenda Number:  701770364
--------------------------------------------------------------------------------------------------------------------------
        Security:  T50283109
    Meeting Type:  MIX
    Meeting Date:  18-Dec-2008
          Ticker:
            ISIN:  IT0003697080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       19 DEC 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the integration of the Board of Statutory         Mgmt          No Action
       Auditors following the resignation of an Auditor,
       inherent and consequent resolutions

O.2    Grant authority to buy back shares pursuant               Mgmt          No Action
       to Article 2357 of the Italian Civil Code,
       inherent and consequent resolutions

E.1    Approve to increase the share capital up to               Mgmt          No Action
       a maximum of EUR 1,200,000.00 to service current
       Stock Option Plans and any such plans which
       are approved in the future, inherent and consequent
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 GEOX S P A                                                                                  Agenda Number:  701841846
--------------------------------------------------------------------------------------------------------------------------
        Security:  T50283109
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  IT0003697080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the balance sheet and consolidated balance        Mgmt          No Action
       sheet as of 31 DEC 2008, the Board of Directors
       report on the Management, the Board of Auditors
       report and the Auditing Company's report, in
       compliance with the Article 153 and Article
       156 of the Law Decree N. 58/98; related and
       consequential resolutions

2.     Approve the New Stock Option Plan; related and            Mgmt          No Action
       consequential resolutions




--------------------------------------------------------------------------------------------------------------------------
 GETINGE AB                                                                                  Agenda Number:  701755728
--------------------------------------------------------------------------------------------------------------------------
        Security:  W3443C107
    Meeting Type:  EGM
    Meeting Date:  14-Nov-2008
          Ticker:
            ISIN:  SE0000202624
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect the Chairman of the Meeting                         Mgmt          For                            For

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 persons to approve the minutes                    Mgmt          For                            For

6.     Approve to determine the compliance with the              Mgmt          For                            For
       rules of convocation

7.     Authorize the Board to resolve on one or several          Mgmt          For                            For
       occasions during the period up until the next
       AGM to increase the Company's share capital
       by way of issuing new shares with preferential
       rights for the Company's shareholders to subscribe
       for the new shares, and to resolve to issue
       new shares to such an extent that the total
       proceeds of issue amount to maximum SEK 2 billion
       provided that new shares can be issued without
       amendments to the Articles of Association,
       and to establish all other terms of issue

8.     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GETINGE AB                                                                                  Agenda Number:  701856493
--------------------------------------------------------------------------------------------------------------------------
        Security:  W3443C107
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  SE0000202624
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the Meeting                                    Mgmt          For                            For

2.     Elect Mr. Carl Bennet as Chairman of the meeting          Mgmt          For                            For

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 persons to approve the minutes                    Mgmt          For                            For

6.     Approve the determination of compliance with              Mgmt          For                            For
       the rules of convocation

7.a    Approve the annual report and the Auditor's               Mgmt          For                            For
       report

7.b    Approve the consolidated accounts and the group           Mgmt          For                            For
       Auditor's report

7.c    Approve the statement by the auditor on the               Mgmt          For                            For
       compliance of the guidelines for remuneration
       to senior executives applicable since the last
       AGM

7.d    Approe the appropriation of the Company's profit          Mgmt          For                            For
       and the Board's motivated statement thereon
       and in connection hereto, an account for the
       work of Board of Director's including the work
       and functions of the Remuneration Committee
       and the Audit Committee

8.     Approe the Managing Director's report                     Mgmt          For                            For

9.     Approve the resolution regarding the adoption             Mgmt          Abstain                        Against
       of the Statement of Income and the Balance
       Sheet as well as the Consolidated Profit and
       Loss Account and the Consolidated Balance Sheet

10.    Approve the resolution regarding the dispositions         Mgmt          For                            For
       in respect of the Company's profit according
       to the adopted Balance Sheet and determine
       the record date for dividend; the Board of
       Directors and the Managing Director have proposed
       that a dividend of SEK 2.40 per share be declared
       As record date for the dividend the Board proposes
       Friday 24 APR 2009, if the AGM so resolves
       dividend is expected to be distributed by Euroclear
       Sweden AB starting Wednesday 29th APR 2009

11.    Grant discharge from liability of the Board               Mgmt          Abstain                        Against
       of Director's  and the Managing Director

12.    Approve the number of Board Member's shall remain         Mgmt          For                            For
       unchanged at 7 without deputy Member's

13.    Approve the Board  of Director's fee [including           Mgmt          For                            For
       fees for work in Committees] ; Board fees,
       excluding remuneration for committee work,
       will be paid in a total of SEK 2,975,000, of
       which SEK 850,000 to the Chairman and SEK 425,000
       each to the other Board member's elected by
       the Meeting who are not employees of the Group;
       remuneration totalling SEK 500,000 will be
       paid for the work in the Audit Committee, of
       which SEK 200,000 to the Chairman and SEK 100,000
       each to the other members work in the Remuneration
       Committee a total of SEK 250,000 will be paid,
       of which SEK 100,000 to the Chairman and SEK
       75,000 each to the other members

14.    Re- elect the  Messrs Johan Bygge, Rolf Ekedahl,          Mgmt          For                            For
       Carola Lemne, Johan Malmquist, Margareta Norell
       Bergendahl and Johan Stern as Board member's
       and Carl Bennet as Chairman of the Board

15.    Approve the resolution  regarding the remuneration        Mgmt          For                            For
       to senior executive's; the Board proposes that
       the AGM resolves upon guidelines for remuneration
       to senior executives; the proposal principally
       implies the following Remuneration and other
       terms and conditions of employment for senior
       executives shall be based on market conditions
       and be competitive in all markets where Getinge
       is active to ensure that competent and proficient
       employees can be attracted, motivated and retained
       The total remuneration to senior executives
       shall comprise basic salary, variable remuneration,
       pensions and other benefits The variable remuneration
       shall be restricted and based on predetermined
       targets. In addition to variable remuneration,
       approved share or share-related incentive programs
       may occasionally be instituted The Board shall
       retain the right to deviate from the guidelines
       if motivated by particular reasons on an individual
       basis

16.    Closing of the Meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GFK SE, NUERNBERG                                                                           Agenda Number:  701891447
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2823H109
    Meeting Type:  AGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  DE0005875306
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 29 APR 2009 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report as well
       as the report by the Board of Managing Directors
       pursuant to Sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 133,019 ,901.65 as follows: payment
       of a dividend of EUR 0.46 per no-par share
       EUR 116,484,114.67 shall be carried forward
       ex-dividend date: 21 MAY 2009 payable date:
       22 MAY 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.1    Elections to the Supervisory Board - Mr. Hauke            Mgmt          For                            For
       Stars

5.2    Elections to the Supervisory Board - Mr. Stephan          Mgmt          For                            For
       Gemkow

6.     Appointment of Auditors for the 2009 FY: KPMG             Mgmt          Against                        Against
       AG

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at prices neither deviating more than 5% from
       the market price of the shares if the shares
       are acquired through the stock exchange, nor
       more than 10% from the market price of the
       shares if the shares are acquired by way of
       a public repurchase offer to all shareholders,
       on or before 19 NOV 2010, the Board of Managing
       Directors shall be authorized to dispose of
       the shares in a manner other than the Stock
       Exchange or a rights offering if the shares
       are sold at a p rice not materially below the
       market price of the shares and to use the share
       s in connection with mergers and acquisitions
       or for satisfying convertible and/or option
       rights, and to retire the shares

8.     Amendments to Section 16 of the Article of Association    Mgmt          For                            For
       in respect of the variable remuneration for
       Members of the Supervisory Board being deleted
       and the fixed remuneration for members of the
       Supervisory Board being increased Section 16[1],
       regarding each member of the Supervisory Board
       receiving a fixed annual remuneration of EUR
       12,000, Section 16[2], regarding each Member
       of the Supervisory Board receiving a fixed
       remuneration of EUR 1,000 per Supervisory Board
       meeting but at the most EUR 6,000 Section 16[3],
       regarding the chairman of the Supervisory Board
       receiving two and a half times, the Deputy
       Chairman receiving one and a half times, the
       amounts under Section 16[1] and [2] Section
       16[4], regarding each member of the Supervisory
       Board receiving an additional fixed remuneration
       of EUR 10,000 for each membership in a Supervisory
       Board Committee, the Chairman of a Committee
       shall receive EUR 20,000, Section 16[5], regarding
       the Company reimbursing Members of the Supervisory
       Board for the value added tax on expenses Section
       16[6], regarding Members of the Supervisory
       Board receiving a fixed remuneration in proportion
       to the duration of their membership

9.     Amendment to Section 20[1] of the Article of              Mgmt          For                            For
       Association in respect of shareholders being
       able to issue proxy-voting instructions in
       written form including electronic means, e.g.
       e-mail or internet dialogue, to be further
       determined in the announcement of the shareholders
       meeting




--------------------------------------------------------------------------------------------------------------------------
 GILDAN ACTIVEWEAR INC                                                                       Agenda Number:  701794148
--------------------------------------------------------------------------------------------------------------------------
        Security:  375916103
    Meeting Type:  OGM
    Meeting Date:  12-Feb-2009
          Ticker:
            ISIN:  CA3759161035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR WITHHOLD " ONLY FOR RESOLUTIONS
       1.1 TO 1.7 AND 2 THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM THANK YOU.                Non-Voting    No vote

1.1    Elect Mr. William D. Anderson as a Director               Mgmt          For                            For

1.2    Elect Mr. Robert M. Baylis as a Director                  Mgmt          For                            For

1.3    Elect Mr. Glenn J. Chamandy as a Director                 Mgmt          For                            For

1.4    Elect Ms .Sheila O'Brian as a Director                    Mgmt          For                            For

1.5    Elect Mr. Pierre Robitaille as a Director                 Mgmt          For                            For

1.6    Elect Mr. Richard P. Strubel as a Director                Mgmt          For                            For

1.7    Elect Mr. Gonzalo F. Valdes-Fauli as a Director           Mgmt          For                            For

2.     Appoint KPMG LLP, Chartered Accountants, as               Mgmt          For                            For
       the Auditors for the ensuing year




--------------------------------------------------------------------------------------------------------------------------
 GILDEMEISTER AG, BIELEFELD                                                                  Agenda Number:  701888882
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2825P117
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  DE0005878003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 24 APR 2009 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group Annual Report as well
       as the report by the Board of Managing Directors
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code and the proposal on
       the appropriation of the distributable profit

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 25,516,407.08 as follows: payment
       of a dividend of EUR 0.40 per no-par share
       EUR 8,915,405.88 shall be carried forward ex-dividend
       and payable date 18 MAY 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          Abstain                        Against
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Amendments to Section 12 of the Articles of               Mgmt          For                            For
       Association, re. the remuneration of the Supervisory
       Board Section 12(1), re. each Member of the
       Supervisory Board receiving a fixed annual
       remuneration of EUR 24,000 Section 12(2), re,
       each Member of the Supervisor receiving a variable
       remuneration of EUR 250 for every EUR 0.01
       of the average profit per share of the current
       FY and of the 2 preceding FYs, the additional
       remuneration being limited to EUR 24,000 for
       each ordinary Member and being contingent on
       the average profit per share being at least
       EUR 0.15 Section 12(3), regarding the Chairman
       of the Supervisory Board receiving 2 and half
       times, the Deputy Chairman 1 and a half times,
       the fixed annual remuneration for an ordinary
       Member of the Supervisory Board Section 12(4),
       re. each Member of a Supervisory Board Committee
       [Except for the Committee pursuant to Section27(3)
       of the Co-determination Act and the nomination
       Committee] receiving an additional fixed annual
       remuneration of EUR 12,000 for their Committee
       Membership, the Committee Chairman receiving
       twice, the Deputy Committee Chairman 1 and
       a half times, the amount Section 12(5), regarding
       each Member of the Supervisory Board whose
       membership on the Board does not comprise the
       whole FY receiving a proportionate remuneration,
       the same applying to membership of Supervisory
       Board Committees Section 12(6), regarding the
       Company being able to obtain a liability insurance
       and a legal protection insurance for Members
       on the Supervisory Board Section 12(7), re.
       the amendments being effective as per the beginning
       of the 2009 FY

6.     Renewal of authorization to acquire own shares            Mgmt          For                            For
       the Company shall be authorized to acquire
       own shares of up to 10% if its share capital
       through the stock exchange or by way of a public
       repurchase offer to all shareholders, at a
       price not deviating more than 10% from the
       market price of the share, or before 31 OCT
       2010; the Board of Managing Directors shall
       be authorized to dispose of the shares in a
       manner other than the stock exchange or a rights
       offering, to use the shares for acquisition
       purposes, to sell the shares at a price not
       materially below their market price, an to
       retire the shares

7.     Resolution on the authorization to issue warrants         Mgmt          For                            For
       and/or convertible bonds, the creation of a
       contingent capital and the correspondence amendment
       to the Articles of Association; the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board to issue
       bearer warrants and/or convertible bonds of
       up to EUR 100,000,000, conferring option of
       convertible rights for bearer shares of the
       Company of up to EUR 37,500,000 and having
       a term of up to 10 years, on or before 31 MAR
       2014; the Board of Managing Directors shall
       be authorized, with the consent of the Supervisory
       Board, to exclude shareholders' subscription
       rights for residual amounts, a rights offering
       to bondholders, and payment in cash if the
       bonds are issued at a price not materially
       below the market price of the shares; the Company's
       share capital shall be increased by up to EUR
       37,500,000 through the issue of up to 14,423,076
       new bearer no-par shares, insofar as option
       and/or convertible rights are exercised as
       per item 7 on the agenda [contingent capital]

8.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       KPMG AG, Berlin




--------------------------------------------------------------------------------------------------------------------------
 GIMV NV, ANTWERPEN                                                                          Agenda Number:  701937750
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4567G117
    Meeting Type:  EGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  BE0003699130
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS

1.     Authorize the repurchase of up to 20 % of issued          Mgmt          No Action
       share capital

2.A    Amend the Articles regarding: textual changes             Mgmt          No Action

2.B    Amend the Articles regarding : textual changes            Mgmt          No Action

2.C    Amend the Articles regarding: conversion of               Mgmt          No Action
       shares

2.D    Amend the Articles regarding : maximum duration           Mgmt          No Action
       of share repurchase authorization

2.E    Amend the Articles regarding: maximum number              Mgmt          No Action
       of shares to be held in treasury

3.     Grant authorize the implementation of approved            Mgmt          No Action
       resolutions and filing of required documents/formalities
       at trade registry




--------------------------------------------------------------------------------------------------------------------------
 GIMV NV, ANTWERPEN                                                                          Agenda Number:  701995295
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4567G117
    Meeting Type:  MIX
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  BE0003699130
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Presentation of the annual report of the Board            Non-Voting    No vote
       of Directors on the FYE on 31 MAR 2009

2.     Presentation of the statutory Auditor's report            Non-Voting    No vote
       on the FYE on 31 MAR 2009

3.     Presentation of the consolidated annual accounts          Non-Voting    No vote
       and the consolidated reports on the FYE on
       31 March 2009

4.     Approve the annual accounts on the FYE on 31              Mgmt          No Action
       MAR 2009, including the adoption of the appropriation
       of profit as proposed by the Board of Directors,
       and adoption of a gross dividend of EUR 2.36
       per share

5.     Grant discharge to the Directors for the performance      Mgmt          No Action
       of their duties during the FYE on 31 MAR 2009

6.     Grant discharge to the Auditor for the performance        Mgmt          No Action
       of his duties during the FYE on 31 MAR 2009

7.A    Ratify the cooptation of Mr. Koen Dejonckheere            Mgmt          No Action
       as a Director as of 01 OCT 2008 and appointment
       for a period of 4 years until the end of the
       general shareholders' meeting of 2013

7.B    Appoint Mr. Emile Van Der Burg as an Independent          Mgmt          No Action
       Director, Mr. Emile Van Der Burg meets the
       functional, family and financial criteria of
       independence as specified by Article 526 TER,
       1 to 5 and 7 to 9 of the Company Code, Mr.
       Emile Van Der Burg has furthermore explicitly
       stated that he has nor had any significant
       business connections with the Company which
       could harm his independence, a statement which
       is endorsed by the Board of Directors, this
       term of office will run for a period of 4 years
       until the end of the general shareholders'
       meeting of 2013

7.C    Appoint Mr. Eddy Geysen as an Independent Director,       Mgmt          No Action
       Mr. Eddy Geysen meets the functional, family
       and financial criteria of independence as set
       out by article 526 TER, 1 to 5 and 7 to 9 of
       the Company Code, Mr. Eddy Geysen has furthermore
       explicitly stated that he has nor had any significant
       business connections with the company which
       could harm his independence, a statement which
       is endorsed by the Board of Directors, this
       term of office will run for a period of 4 years
       until the end of the general shareholders'
       meeting of 2013

7.D    Appoint Mr. Greet De Leenheer as a Director               Mgmt          No Action
       on the proposal of Vlaamse ParticipatieMaatschappij
       NV, this term of office will run until the
       end of the general shareholders' meeting of
       2011

7.E    Appoint Mr. Martine Reynaers as a Director on             Mgmt          No Action
       the proposal of Vlaamse ParticipatieMaatschappij
       NV, this term of office will run until the
       end of the general shareholders' meeting of
       2011

7.F    Appoint Mr. Herman Daems as a Director on the             Mgmt          No Action
       proposal of Vlaamse ParticipatieMaatschappij
       NV, this term of office will run until the
       end of the general shareholders' meeting of
       2011

7.G    Appoint Mr. Leo Victor as a Director on the               Mgmt          No Action
       proposal of Vlaamse ParticipatieMaatschappij
       NV, this term of office will run until the
       end of the general shareholders' meeting of
       2011

7.H    Appoint Mr. Jan Kerremans as a Director on the            Mgmt          No Action
       proposal of Vlaamse ParticipatieMaatschappij
       NV, this term of office will run until the
       end of the general shareholders' meeting of
       2011

7.I    Appoint Mr. Marc Stordiau as a Director on the            Mgmt          No Action
       proposal of the Board of Directors, this term
       of office will run until the end of the general
       shareholders' meeting of 2010

7.J    Appoint Mr. Zeger Collier as a Director on the            Mgmt          No Action
       proposal of the Board of Directors, this term
       of office will run until the end of the general
       shareholders meeting of 2010

7.K    appoint Mr. Eric Spiessens as a Director on               Mgmt          No Action
       the proposal of the Board of Directors, this
       term of office will run until the end of the
       general shareholders' meeting of 2013

8.     Approve to determine the total amount of the              Mgmt          No Action
       fixed remuneration of all Members of the Board
       of Directors, including the remuneration of
       the Chairman and the Managing Director, at
       EUR 1,450,000 per year and authorize the Board
       of Directors to distribute the remuneration
       amongst the Directors

9.     Authorize the Board of Directors to purchase              Mgmt          No Action
       own shares, subject to the conditions set by
       law, for a period of 5 years as from 24 JUN
       2009, taking into account the shares which
       would have been acquired earlier by the Company
       and which it holds in portfolio, or those shares
       acquired by a subsidiary in accordance with
       Article 631 of the Company Code, as well as
       those acquired by a person acting in his own
       name but for the account of the Company or
       of such subsidiary, with available means in
       accordance with Article 617 of the Company
       Code, to acquire on or outside the stock exchange
       at the most 20% of the Company's shares at
       a price per share within a price range equal
       to the share quotation of the last trading
       day prior to the date of redemption, decreased
       by 20% [minimum price] or increased with 20%
       [maximum price], this authorization also applies
       to the acquisition on or outside the stock
       exchange of shares of the Company by 1 of its
       direct subsidiaries, within the meaning of
       Article 627, first Section of the Company Code,
       if the acquisition occurs outside of the stock
       exchange, regardless whether this acquisition
       is made by the Company or by 1 of its direct
       subsidiaries, the Company will make an offer
       to all shareholders under the same conditions,
       in accordance with article 620, Section 1 of
       the Company Code

10.A   Approve the modification of the spelling of               Mgmt          No Action
       the Company name GIMV to Gimv throughout the
       entire text of the Articles of Association,
       deletion of the cognomens Investeringsmaatschappij
       voor Vlaanderen, Societe d'Investissement des
       Flandres and Investment Company for Flanders
       and consequently deletion of Article 1, 3rd
       paragraph, of the Articles of Association and
       replacement by the specified text

10.B   Approve the deletion of the word Profit-shares            Mgmt          No Action
       in the title of Article 5

10.C   Approve to replace of Article 6 with the specified        Mgmt          No Action
       text: Article 6: Nature of the securities,
       the securities are registered securities in
       any case provided for by law, the paid up shares
       and the other securities of the Company are
       in registered, bearer or dematerialized form,
       within the limits of the law, the holder may
       at any time and at his own expense request
       the conversion of registered securities into
       dematerialized securities and vice versa, the
       dematerialized security is represented by an
       entry in an account in the name of its owner
       or with an authorized account holder or with
       a clearing institution

10.D   Approve the replacement in Article 10, 1st paragraph,     Mgmt          No Action
       A.2, as specified

10.E   Approve the replacement in Article 10, 1st paragraph,     Mgmt          No Action
       B, as specified

11.    Authorize the Managing Director, with power               Mgmt          No Action
       of substitution, to coordinate the Articles
       of Association in accordance with the above-mentioned
       modifications to the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 GIORDANO INTERNATIONAL LTD                                                                  Agenda Number:  701665664
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6901M101
    Meeting Type:  SGM
    Meeting Date:  13-Aug-2008
          Ticker:
            ISIN:  BMG6901M1010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and confirm, the sale and purchase agreement      Mgmt          For                            For
       [the Agreement] dated 27 JUN 2008 and entered
       into among the Company, Gloss Mind Holdings
       Limited and Mr. Cheung Kwok Leung in relation
       to the disposal of 4,238,808 ordinary shares
       in the issued share capital of Placita Holdings
       Limited [the Disposal], the Put Option and
       the Call Option [as defined in the circular
       of the Company dated 21 JUL 2008], as specified;
       and authorize any one Director of the Company
       to do such acts and things, to sign and execute
       all such further documents and to take such
       steps as they may consider necessary, appropriate,
       desirable or expedient to give effect to or
       in connection with the Disposal, the Put Option
       and the Call Option or any transactions contemplated
       under the Agreement

2.     Approve and ratify, the New Manufacturing Licence         Mgmt          For                            For
       Agreements [as defined in the circular of the
       Company dated 21 JUL 2008] and all the transactions
       contemplated thereunder; authorize the Directors
       to do, approve and transact all things which
       they may in their discretion consider to be
       necessary or desirable in connection with the
       New Manufacturing Licence Agreements provided
       that the annual cap in respect of the aggregate
       value of all purchases under the New Manufacturing
       Licence Agreements and the Previous Manufacturing
       Licence Agreements [as specified] shall not
       exceed the new cap amounts set out in the circular
       of the Company dated 21 JUL 2008

3.     Re-elect Professor LEUNG Kwok as a Director               Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 GIORDANO INTERNATIONAL LTD                                                                  Agenda Number:  701917811
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6901M101
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  BMG6901M1010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditor
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.i    Re-elect Mr. Mah Chuck On, Bernard as a Director          Mgmt          For                            For

3.ii   Re-elect Dr. Lee Peng Fei, Allen as a Director            Mgmt          For                            For

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Directors to fix its remuneration

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue or otherwise deal with the additional
       shares in the capital of the Company and to
       make or grant offers, agreements and options
       during and after the end of the relevant period
       of the aggregate nominal amount of the issued
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of rights of subscription or conversion under
       the terms of any warrants or other securities
       issued by the Company carrying a right to subscribe
       for or purchase shares of the Company; or iii)
       the exercise of any option under any Share
       Option Scheme of the Company adopted by its
       shareholders for the grant or issue to eligible
       persons options to subscribe for or rights
       to acquire shares of the Company; or iv) any
       scrip dividend or other similar scheme implemented
       in accordance with the Bye-Laws of the Company,
       shall not exceed 10% of aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this Resolution [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM is required by its Bye-Laws
       or any applicable laws of Bermuda to be held]

6.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other applicable stock exchange,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is required by its
       Bye-laws or any applicable laws of Bermuda
       to be held]




--------------------------------------------------------------------------------------------------------------------------
 GLANBIA PLC                                                                                 Agenda Number:  701902682
--------------------------------------------------------------------------------------------------------------------------
        Security:  G39021103
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  IE0000669501
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       for the YE 03 JAN 2009 and the reports of the
       Directors' and the Auditors thereon

2.     Declare a final dividend of 3.76 cent per share           Mgmt          For                            For
       on the ordinary shares for the YE 03 JAN 2009

3.A    Re-appoint Mr. H. Corbally as a Director, who             Mgmt          Against                        Against
       retires in accordance with the Articles of
       Association of the Company

3.B    Re-appoint Mr. E. Fitzpatrick as a Director,              Mgmt          Against                        Against
       who retires in accordance with the Articles
       of Association of the Company

3.C    Re-appoint Mr. J. Gilsenan as a Director, who             Mgmt          Against                        Against
       retires in accordance with the Articles of
       Association of the Company

3.D    Re-appoint Mr. P. Haran as a Director, who retires        Mgmt          For                            For
       in accordance with the Articles of Association
       of the Company

3.E    Re-appoint Mr. L. Herlihy as a Director, who              Mgmt          Against                        Against
       retires in accordance with the Articles of
       Association of the Company

3.F    Re-appoint Mr. J. Liston as a Director, who               Mgmt          For                            For
       retires in accordance with the Articles of
       Association of the Company

3.G    Re-appoint Mr. M. Merrick as a Director, who              Mgmt          Against                        Against
       retires in accordance with the Articles of
       Association of the Company

3.H    Re-appoint Mr. K. Toland as a Director, who               Mgmt          Against                        Against
       retires in accordance with the Articles of
       Association of the Company

4.A    Re-appoint Mr. J. Callaghan as a Director, who            Mgmt          For                            For
       retires in accordance with the provisions of
       the 2006 Combined Code of the Irish Stock Exchange
       Limited and the London Stock Exchange Plc

4.B    Re-appoint Mr. W. Murphy as a Director, who               Mgmt          Against                        Against
       retires in accordance with the provisions of
       the 2006 Combined Code of the Irish Stock Exchange
       Limited and the London Stock Exchange Plc

4.C    Re-appoint Mr. V. Quinlan as a Director, who              Mgmt          Against                        Against
       retires in accordance with the provisions of
       the 2006 Combined Code of the Irish Stock Exchange
       Limited and the London Stock Exchange Plc

5.A    Re-appoint Mr. A. O'Connor as a Director, who             Mgmt          Against                        Against
       retires in accordance with the Articles of
       Association of the Company

5.B    Re-appoint Mr. R. Prendergast as a Director,              Mgmt          Against                        Against
       who retires in accordance with the Articles
       of Association of the Company

6.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors for the 2009 FY

7.     Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 20 of the Companies [Amendment] Act,
       1983, to allot relevant securities [within
       the meaning of Section 20 of the Act] up to
       an nominal value of EUR 746,658.96 [being 4.24%
       of the nominal value of the Company's issued
       share capital as at the latest practicable
       date prior to the publication of this Circular];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company is held in the
       year 2010 or 15 months]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.8    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 24(1) of the Companies [Amendment]
       Act, 1983, to allot equity securities [as specified
       by Section 23 of the Act] for cash pursuant
       to the authority conferred by the ordinary
       resolution of the Company passed as Resolution
       7 in the notice of this meeting as if Section
       23(1) of that Act did not apply to any such
       allotment, provided that this power shall be
       limited to: i) the allotment of equity securities
       in connection with any rights issue in favor
       of ordinary shareholders [other than those
       holders with registered addresses outside the
       state to whom an offer would, in the opinion
       of the Directors, be impractical or unlawful
       in any jurisdiction] and/or any person having
       a right to subscribe for or convert securities
       into ordinary shares in the capital of the
       Company [including without limitation any holders
       of options under any of the Company's Share
       Option Schemes for the time being in force]
       where the equity securities respectively attributable
       to the interests of such ordinary shareholders
       or such persons are proportionate [as nearly
       as may be] to the respective numbers of ordinary,
       shares held by them or for which they are entitled
       to subscribe or convert into and subject to
       such exclusions or other arrangements as the
       Directors may deem necessary or expedient to
       deal with, regulatory requirements, legal or
       practical problems in respect of overseas shareholders,
       fractional elements or otherwise: and [ii]
       the allotment of equity securities [other than
       pursuant to an such issue as aforesaid] up
       to a maximum aggregate nominal value of EUR
       746,658.96, being equivalent to approximately
       4.24% of the aggregate nominal value of the
       issued ordinary share capital of the Company
       as at the latest practicable date prior to
       the publication of this circular; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company is held in the year
       2010 or 15 months]; and the Directors may allot
       equity securities in accordance with Section
       24(1)(a) of the Act, after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.9    Authorize the Company and/or any of its subsidiaries      Mgmt          For                            For
       [specified by Section 155 of the Companies
       Act, 1963], to make market purchases [as specified
       in Section 212 of the Companies Act, 1990]
       of shares of any class in the Company [Shares]
       on such terms and conditions and in such manner
       as the Directors may from time to time determine
       but subject, however, to the provisions of
       the Companies Act, 1990 and to the following
       restrictions and previsions: a) the maximum
       number of Shares authorized to be acquired
       pursuant to the terms of this resolution shall
       be such number of Shares whose aggregate nominal
       value shall equal 10% of the aggregate nominal
       value of the issued share capital of the Company
       as at the close of business on the date of
       the passing of this resolution; b) the minimum
       price, which may be paid for any Share, shall
       be the nominal value of the Share; c) the maximum
       price which may be paid for any Share [Relevant
       Share] shall be an amount equal to 105% of
       the average of the 5 amounts resulting from
       determining in this resolution in relation
       to the Shares of the same class as the Relevant
       Share shall be appropriate for each of the
       5 business days immediately preceding the day
       on which the Relevant Share is purchased, a
       determined from the information published by
       or under the authority of the Irish Stock Exchange
       Limited reporting the business done on each
       of those five 5 days: i) if there shall be
       more than one dealing reported for the day,
       the average of the prices at which such dealings
       took place; or ii) if there shall be only 1
       dealing reported for dealing reported for the
       day, the price at which such dealing took place;
       or iii) if there shall not be any dealing reported
       for the day, the average of the high and low
       market guide prices for that day; and if there
       shall be only a high [but not a low] or a low
       [but not a high] market guide price reported,
       or if there shall not be any market guide price
       reported, for any particular day then that
       day shall not count as 1 of the said 5 business
       days for the purposes of determining the maximum
       price, if the means of providing the foregoing
       information as to dealings and prices by reference
       to which the maximum price is to be determined
       is altered or is replaced by some other means,
       then a maximum price shall be determined on
       the basis of the equivalent information published
       by the relevant authority in relation to dealings
       on the Irish Stock Exchange Limited or its
       equivalent; d) if the London Stock Exchange
       plc prescribed as a recognized Stock Exchange
       for the purposes of Section 212 of the Companies
       Act, 1990, then, with effect from the close
       of business on the day on which the London
       Stock Exchange plc so prescribed, the authority
       conferred by this resolution shall include
       authority to make market purchases of Shares
       on the London Stock Exchange plc, provided
       that: A) any such purchase shall be subject
       to any requirements of the laws of the United
       Kingdom of Great Britain and Northern Ireland
       as shall apply thereto; and B) the maximum
       price which may be paid for any Shares so purchased
       shall be determined in accordance in this resolution
       but deleting that Paragraph the reference to
       the Irish Stock Exchange United and inserting
       instead reference to the London Stock Exchange
       plc and deleting from this resolution thereof
       and the words appearing and forming the rest
       of the first sentence and inserting instead
       the following; iii) if there shall not be any
       dealing reported for the day, the average of
       the prices quoted under the heading 'Quotation'
       in respect of that share for that day, and
       if there shall not be any Quotation reported
       for any particular day then that day shall
       not count as one of the said 5 business days
       for the purposes of determining the maximum
       price, and deleting from the last line thereof
       the reference to the Irish Stock Exchange Limited
       and inserting instead reference to the London
       Stock Exchange plc; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company is held in the year 2010 or 15
       months]; and the Company or any such subsidiary
       may enter before such expiry into a contract
       for the purchase of shares which would or might
       be wholly or partly executed after the expiry
       and may completed and such contract as if the
       authority conferred hereby has not expired

S.10   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       209 of the Companies Act, 1990, the re-issue
       price range at which any treasury shares [as
       specified by the said Section 209] for the
       time being held by the Company may be re-issued
       off-market shall be as follows: a) the maximum
       price at which a treasury share be re-issued
       off-market shall be an amount to 120% of the
       Appropriate Price; and b) the minimum price
       at which a treasury share be re-issued off-market
       shall be an amount to 95% of the Appropriate
       Price; for the purposes of this resolution
       the expression "Appropriate Price" shall mean
       the average of the 5 amounts resulting from
       determining in this resolution] in relation
       to shares of the class of which-such treasury
       shares to be re-issued shall be appropriate
       in respect of each of the 5 business days immediately
       preceding the day on which the treasury share
       is re-issued, as determined from information
       published by or under the authority of the
       Irish Stock Exchange Limited reporting the
       3 business done on each of these 5 business
       days: i) if there shall be more than one dealing
       reported for the day, the average of the prices
       at which such dealings took place; or ii) if
       there shall be only 1 dealing reported for
       the day, the price at which such dealing took
       place; or iii) if there shall not be any dealing
       reported for the day, the average of the high
       and low market guide prices for the day; and
       if there shall be only a high[but not a low]
       or a low [but not a high] market guide price
       reported, or if there shall not be any market
       guide price reported, for any particular day,
       then that day shall not count as one of the
       said 5 business days for the purposes of determining
       the Appropriate Price, if the means of providing
       the foregoing information as to dealings and
       prices by reference to which the Appropriate
       Price shall be determined is altered or is
       replaced by some other means, then the Appropriate
       Price shall be determined on the basis of the
       equivalent information published by the relevant
       authority in relation to dealings on the Irish
       Stock Exchange Limited or its equivalent; [Authority
       expires the earlier at the conclusion of the
       AGM of the Company held in 2010 or 15 months
       ]; and to extent such authority is previously
       varied o renewed in accordance with the provisions
       of Section 209 of the Companies Act, 1990




--------------------------------------------------------------------------------------------------------------------------
 GLOBAL BIO-CHEM TECHNOLOGY GROUP CO LTD                                                     Agenda Number:  701927230
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3919S105
    Meeting Type:  AGM
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  KYG3919S1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the reports of the
       Directors [Directors] of the Company and the
       Auditors of the Company for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          Abstain                        Against

3.a    Re-elect Mr. Liu Xiaoming as a Director                   Mgmt          For                            For

3.b    Re-elect Mr. Xu Xhouwen as a Director                     Mgmt          For                            For

3.c    Re-elect Mr. Wang Tieguang as a Director                  Mgmt          For                            For

3.d    Authorize the Board of Directors of to fix the            Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company pursuant           Mgmt          For                            For
       to the rules governing the listing of securities
       on the Stock Exchange of Hong Kong Limited,
       to allot, issue and otherwise deal with the
       unissued shares in the capital of the Company
       and make or grant offers, agreements and options,
       including warrants to subscribe for shares
       in the Company, during and after the end of
       the relevant period, not exceeding the aggregate
       of: i) 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       on the date of the passing this resolution;
       and b) the aggregate nominal amount of any
       share capital of the Company repurchased by
       the Company subsequent to the passing this
       resolution [up to a maximum equivalent to 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue on the date
       of passing this resolution], otherwise than
       pursuant to: i) a rights issue; or ii) the
       exercise of any options granted under the share
       option scheme of the Company; or iii) any scrip
       dividend or similar arrangement providing for
       the allotment and issue of shares in the Company
       in lieu of the whole or part of a dividend
       on shares in the Company in accordance with
       the Articles of Association of the Company
       in force from time to time ; or iv) any issue
       of the shares of the Company upon the exercise
       of rights of subscription or conversion under
       the terms of any warrants of the Company or
       any securities which are convertible into shares
       in the Company; [Authority expires the earlier
       of conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company,
       the Companies Law, Chapter 22 [Law 3 of 1961,
       as consolidated and revised] of the Cayman
       Islands or any other applicable laws of Cayman
       Islands to be held]

6.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       shares in the capital of the Company on the
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or any other stock exchange on which
       the shares of the Company may be listed and
       recognized by the Securities and Futures Commission
       of Hong Kong [SFC] and the Stock Exchange for
       such purposes and otherwise in accordance with
       the rules and regulations of the SFC, the Stock
       Exchange, the Companies Law, Chapter 22 [Law
       3 of 1961, as consolidated and revised] of
       the Cayman Islands [Companies Law] and all
       other applicable laws in this regard, during
       and after the relevant period not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company as the date of
       passing this resolution and the said approval
       shall be limited accordingly; [Authority expires
       whichever is the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company, the Companies Law
       or any other applicable laws of Cayman Islands
       to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, to extend the general mandate granted
       to the Directors of the Company, pursuant to
       Resolution 5, by the addition to the aggregate
       nominal amount of the shares in the capital
       of the Company which may be allotted or agreed
       conditionally or unconditionally to be allotted
       by the Directors of the Company pursuant to
       or in accordance with such general mandate
       of an amount representing the aggregate nominal
       amount of the share capital of the Company
       purchased pursuant to or in accordance with
       the authority granted under Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 GLORY LTD.                                                                                  Agenda Number:  701990827
--------------------------------------------------------------------------------------------------------------------------
        Security:  J17304130
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3274400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GODO STEEL,LTD.                                                                             Agenda Number:  702003916
--------------------------------------------------------------------------------------------------------------------------
        Security:  J17388117
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3307800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 GOLAR LNG LTD, HAMILTON                                                                     Agenda Number:  701690720
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9456A100
    Meeting Type:  AGM
    Meeting Date:  19-Sep-2008
          Ticker:
            ISIN:  BMG9456A1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 500424 DUE TO CHANGE IN VOTING STATUS OF
       RESOLUTION 9. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

       Receive and adopt the financial statements of             Non-Voting    No vote
       the Company for the YE 31 DEC 2007

1.     Re-elect Mr. John Fredriksen as a Director of             Mgmt          For                            For
       the Company

2.     Re-elect Mr. Tor Olav Troim as a Director of              Mgmt          For                            For
       the Company

3.     Re-elect Ms. Kate Blankenship as a Director               Mgmt          For                            For
       of the Company

4.     Re-elect Mr. Frixos Savvides as a Director of             Mgmt          For                            For
       the Company

5.     Elect Mr. Hans Petter Aas as a Director of the            Mgmt          For                            For
       Company

6.     Elect Ms. Katherine Frediksen as Director of              Mgmt          For                            For
       the Company

7.     Appoint PricewaterhouseCoopers of London, England         Mgmt          For                            For
       as the Auditors and authorize the Directors
       to determine their remuneration

8.     Approve the remuneration of the Company's Board           Mgmt          For                            For
       of Directors of a total amount of fees not
       to exceed USD 500,000.00 for the YE 31 DEC
       2008

9.     Transact any other business                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 GOLDCREST CO.,LTD.                                                                          Agenda Number:  702004552
--------------------------------------------------------------------------------------------------------------------------
        Security:  J17451105
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3306800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 GOLDEN AGRI-RESOURCES LTD.                                                                  Agenda Number:  701726993
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV11073
    Meeting Type:  SGM
    Meeting Date:  24-Oct-2008
          Ticker:
            ISIN:  MU0117U00026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve a new Restricted Share Plan to be known           Mgmt          For                            For
       as the 'GAR Group Restricted Share Plan' (the
       'RSP'), the rules of which, for the purpose
       of identification, have been signed by the
       Chairman of the Meeting, under which awards
       ('Awards') of fully paid-up ordinary shares
       (the 'Shares'), their equivalent cash value
       or combinations thereof will be granted, free
       of payment, to eligible participants under
       the RSP as specified; b) authorize the Directors
       of the Company to establish and administer
       the RSP; to modify and/or alter the RSP at
       any time and from time to time, provided that
       such modification and/or alteration is effected
       in accordance with the provisions of the RSP,
       and to do all such acts and to enter into all
       such transactions and arrangements as may be
       necessary or expedient in order to give full
       effect to the RSP; and subject to the same
       being allowed by law, to apply any Shares purchased
       under any share buy-back mandate towards the
       satisfaction of the Awards granted under the
       RSP; and to grant the Awards in accordance
       with the provisions of the RSP and to allot
       and issue from time to time such number of
       Shares as may be required to be allotted and
       issued pursuant to the vesting of the Awards
       under the RSP, provided that the aggregate
       number of Shares to be allotted and issued
       pursuant to the RSP (as defined in the Circular)
       shall not exceed 15% of the total number of
       issued Shares of the Company (excluding treasury
       shares) from time to time




--------------------------------------------------------------------------------------------------------------------------
 GOLDEN AGRI-RESOURCES LTD.                                                                  Agenda Number:  701894304
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV11073
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  MU0117U00026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the reports of the Directors and Auditors           Mgmt          For                            For
       and the Audited financial statements

2.     Approve the Director fees of SGD 228,000 for              Mgmt          For                            For
       the YE 31 DEC 2008

3.     Re-elect Mr. Muktar Widjaja as a Director                 Mgmt          For                            For

4.     Re-elect Mr. Rafael Buhay Concepcion, Jr as               Mgmt          For                            For
       a Director

5.     Re-elect Mr. Kaneyalall Hawabhay as a Director            Mgmt          For                            For

6.     Re-elect Mr. William Chung Nien Chin as a Director        Mgmt          For                            For

7.     Re-appoint Moore Stephens LLP as the Auditors             Mgmt          For                            For
       and authorize the Directors to fix their remuneration

8.     Approve to renew the authority to allot and               Mgmt          For                            For
       issue shares [share issue mandate]

9.     Grant authority to allot and issue shares up              Mgmt          Against                        Against
       to 100% of the total number of issued shares
       via a pro-rata renounceable rights issue

10.    Grant authority to allot and issue shares at              Mgmt          Against                        Against
       a discount of up to 20% under share issue mandate

11.    Approve to renew the share purchase mandate               Mgmt          For                            For

12.    Approve to renew the interested person transactions       Mgmt          For                            For
       mandate

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GOME ELECTRICAL APPLIANCES HOLDING LTD                                                      Agenda Number:  701983428
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3978C124
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2009
          Ticker:
            ISIN:  BMG3978C1249
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and Auditors
       for the YE 31 DEC 2008

2.a    Re-elect Mr. Wang Jun Zhou as an Executive Director       Mgmt          Against                        Against
       of the Company

2.b    Re-elect Ms. Wei Qiu Li as an Executive Director          Mgmt          For                            For
       of the Company

2.c    Re-elect Mr. Sun Qiang Chang as a Non-Executive           Mgmt          For                            For
       Director of the Company

2.d    Re-elect Mr. Mark Christopher Greaves as an               Mgmt          Against                        Against
       Independent Non-Executive Director of the Company

2.e    Re-elect Mr. Thomas Joseph Manning as an Independent      Mgmt          For                            For
       Non-Executive Director of the Company

2.f    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

3.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       of the Company to fix their remuneration

4.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Rules Governing the Listing securities on
       The Stock Exchange of Hong Kong Limited [the
       Stock Exchange], to allot, issue and deal with
       unissued shares of the Company and make or
       grant offers, agreements and options during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company otherwise
       than pursuant to: i) a rights issue; or ii)
       the exercise of any options granted under the
       Share Option Scheme of the Company; or iii)
       any scrip dividend or similar arrangement;
       or iv) any issue of Shares upon the exercise
       of rights of subscription or conversion under
       the terms of any warrants issued by the Company
       or any securities which are convertible into
       Shares; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is to be held by law]

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       Shares on the Stock Exchange or on any other
       Stock Exchange on which the Shares may be listed
       and recognized for this purpose by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange under the Hong Kong Code on
       Share Repurchases, subject to and in accordance
       all applicable laws and regulations; the aggregate
       nominal amount of the Shares which may be repurchased
       by the Company pursuant to Paragraph [a] of
       this resolution during the Relevant Period
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of the passing of this
       resolution, and the approval granted under
       Paragraph [a] of this resolution shall be limited
       accordingly; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is to be held by law]

6.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       nos. 4 and 5, the general and unconditional
       mandate granted to the Directors of the Company
       to allot, issue or otherwise deal with additional
       securities of the Company pursuant to Resolution
       4 as set out in the notice convening the AGM
       of which this resolution forms part be and
       is hereby extended by the addition thereto
       an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 5 as set out
       in the notice convening the AGM of which this
       resolution forms part, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of such securities of the Company in
       issue at the date of the passing of this resolution

7.     Appoint Mr. Sun Yi Ding as an Executive Director          Mgmt          For                            For
       of the Company

       Any other business [if any]                               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GOODMAN FIELDER LTD                                                                         Agenda Number:  701734546
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4223N112
    Meeting Type:  AGM
    Meeting Date:  20-Nov-2008
          Ticker:
            ISIN:  AU000000GFF8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the financial report              Non-Voting    No vote
       and the reports of the Directors and the Auditor
       for the FYE 30 JUN 2008

2.     Elect Mr. Ian Johnston as a Director of the               Mgmt          For                            For
       Company

3.     Re-elect Mr. Max Ould as a Director of the Company,       Mgmt          For                            For
       who retires by rotation

4.     Re-elect Mr. Hugh Perret as a Director of the             Mgmt          For                            For
       Company, who retires by rotation

5.     Adopt the Company's remuneration report for               Mgmt          For                            For
       the FYE 30 JUN 2008

S.6    Amend the Constitution of the Company as specified        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRAFTON GROUP PLC                                                                           Agenda Number:  701875114
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4035Q189
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  IE00B00MZ448
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       31 DEC 2008

2.A    Re-elect Mr. Anthony E. Collins as a Director             Mgmt          For                            For
       of the Company

2.B    Re-elect Ms. Gillan Bowel as a Director of the            Mgmt          For                            For
       Company

2.C    Re-elect Mr. Richard W. Jewson as a Director              Mgmt          For                            For
       of the Company

2.D    Re-elect Mr. Roderick Ryan as a Director of               Mgmt          For                            For
       the Company

2.E    Re-elect Mr. Leo J. Martin as a Director of               Mgmt          For                            For
       the Company

2.F    Re-elect Mr. Fergus Malone as a Director of               Mgmt          For                            For
       the Company

3.     Authorize the Director's to fix the remuneration          Mgmt          Against                        Against
       of the Auditor's

4.     Authorize the Director's to allot shares other            Mgmt          For                            For
       wise than in accordance with statutory pre-emption
       rights

5.     Grant authority to the Market purchases of the            Mgmt          For                            For
       Company's own shares

6.     Approve to determine the price range for the              Mgmt          For                            For
       re-issue of treasury shares off-Market

7.     Grant authority to the purchase contract relating         Mgmt          For                            For
       to 'A' ordinary Shares




--------------------------------------------------------------------------------------------------------------------------
 GRAINGER PLC                                                                                Agenda Number:  701712057
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40432117
    Meeting Type:  OTH
    Meeting Date:  07-Oct-2008
          Ticker:
            ISIN:  GB00B04V1276
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to sanction an amendment to the borrowing         Mgmt          For                            For
       powers of the Company




--------------------------------------------------------------------------------------------------------------------------
 GRAINGER PLC                                                                                Agenda Number:  701799237
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40432117
    Meeting Type:  AGM
    Meeting Date:  10-Feb-2009
          Ticker:
            ISIN:  GB00B04V1276
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the Director's report and               Mgmt          For                            For
       the audited financial statements for the YE
       30 SEP 2008

2.     Approve the Remuneration Committee report for             Mgmt          For                            For
       the YE 30 SEP 2008

3.     Declare a dividend of 3.91p per share be paid             Mgmt          For                            For
       on 16 FEB 2009 to all holders of 5p ordinary
       shares on the register of Members of the Company
       at the close of business on 09 JAN 2009, in
       respect of all ordinary shares then registered
       in their names

4.     Re-elect Ms. Margaret Ford as a Director                  Mgmt          For                            For

5.     Re-elect Mr. John Barnsley as a Director                  Mgmt          For                            For

6.     Re-elect Mr. Rupert Dickinson as a Director               Mgmt          For                            For

7      Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company

8.     Approve the remuneration of PricewaterhouseCoopers        Mgmt          Against                        Against
       LLP be fixed by the Directors

S.9    Authorize the Directors, pursuant to the general          Mgmt          For                            For
       authority conferred by Resolution 3 passed
       at the EGM on 24 FEB 2005 insofar it relates
       to securities that are not treasury shares
       within the meaning of the Companies Act 1985
       [the Act], pursuant to Section 95 of the Act
       to allot equity securities [Section 94 of the
       Act] for cash pursuant to the authority conferred
       or where the equity securities are held by
       the Company as qualifying shares [to which
       Section 162A to 162G of the Act apply], disapplying
       the statutory pre-emption rights Section 89(1)
       of the Act, provided that this power is limited
       to the allotment of equity securities in connection
       with any rights issue, open offer or other
       pre-emptive offer to holders of equity securities
       but subject to such exclusions or other arrangements
       as the Directors may deem necessary or expedient
       in relation to fractional entitlements or any
       legal or practical problems under the laws
       of any territory or the requirements of any
       regulatory body or stock exchange in any territory
       or any other matter whatsoever and otherwise
       pursuant to this resolution the allotment of
       equity securities up to an aggregate nominal
       amount of GBP 345,860; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or 15 months]; and authorize the
       Directors to allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.10   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       make 1 or more market purchases [Section 163(3)
       of the Act] on the London Stock Exchange of
       up to 13,834,410 ordinary shares of 5p each
       in the capital of the Company, at a minimum
       price of 5p and not more than 5% above the
       average of the market values for an ordinary
       shares as derived from the list maintained
       by the UKLA pursuant to Part VI of the financial
       Services and markets Act 2000 for the 5 business
       days preceding the date of purchase; [Authority
       expires at the conclusion of the next AGM of
       the Company or 15 months]; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  701859691
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  SGM
    Meeting Date:  14-Apr-2009
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR BELOW RESOLUTION.
       THANK YOU.

1.     Approve and ratify, the Supplemental Agreement            Mgmt          For                            For
       [as specified] and the transactions contemplated
       thereunder; and authorize any 1 of the Director
       of the Company to do all such further acts
       and things and execute such further documents
       and take all steps which in his opinion may
       be necessary, desirable or expedient to implement
       and/or give effect to the Supplemental Agreement
       with any changes as such Director may consider
       necessary, desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  701900943
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       of the Company for the YE 31 DEC 2008 together
       with the reports of the Directors and the Auditor
       thereon

2.     Declare the payment of a final dividend of HK             Mgmt          Abstain                        Against
       35 cents per share

3.i    Re-elect Madam Lo To Lee Kwan as a Director               Mgmt          Against                        Against

3.ii   Re-elect Mr. Lo Hong Sui, Vincent as a Director           Mgmt          Against                        Against

3.iii  Re-elect Mr. Lo Ying Sui, Archie as a Director            Mgmt          For                            For

3.iv   Re-elect Professor Wong Yue Chim, Richard as              Mgmt          For                            For
       a Director

4.     Approve to fix a maximum number of Directors              Mgmt          For                            For
       at 15 and authorize the Directors to appoint
       additional Directors up to such maximum number

5.     Approve to fix a fee of HKD 120,000 per annum             Mgmt          For                            For
       as ordinary remuneration payable to each Director
       for the YE 31 DEC 2009

6.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor and authorize the Board of Directors
       to fix the Auditor's remuneration

7.     Authorize the Directors the Company during the            Mgmt          For                            For
       Relevant Period [as specified] of all the powers
       of the Company to repurchase ordinary shares
       in the capital of the Company [Shares] on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or on any other stock exchange on
       which the securities of the Company may be
       listed and recognized by the Securities and
       Futures Commission and the Stock Exchange for
       this purpose, subject to and in accordance
       with all applicable Laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or any other stock exchange
       as amended from time to time; and to repurchase
       the Shares of the Company at an aggregate nominal
       amount that shall not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by Bye-Laws of the Company or the
       Companies Act 1981 of Bermuda [as amended]
       [or any other applicable Law of Bermuda] to
       be held; and the revocation or variation of
       the authority]

8.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which would
       or might require the exercise of such power,
       generally and unconditionally as specified
       in this resolution to make or grant offers,
       agreements and options which would or might
       require the exercise of such power after the
       end of the relevant period; shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution the aggregate
       nominal amount of share capital allotted, issued
       or dealt with or agreed conditionally or unconditionally
       to be allocated, issued or dealt with [whether
       pursuant to an option or otherwise] by the
       Directors of the Company, otherwise than pursuant
       to (i) a rights issue, (ii) the exercise of
       the subscription or conversion rights attaching
       to any warrants, convertible bonds or other
       securities issued by the Company which are
       convertible into shares of the Company, (iii)
       any Share Option Scheme or similar arrangement
       for the time being adopted for the grant or
       issue to participants of shares or rights to
       acquire shares in the capital of the Company,
       or (iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       in accordance with the Bye-laws of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-Laws of
       the Company or the Companies Act 1981 of Bermuda
       [as amended] [or any other applicable Law of
       Bermuda] to be held; and the revocation or
       variation of the authority]

9.     Approve that conditional upon the passing of              Mgmt          For                            For
       Resolutions 7 and 8 set out in this notice
       convening this meeting, the aggregate nominal
       amount of the shares which are repurchased
       or otherwise acquired by the Company pursuant
       to Resolution 7 shall be added to the aggregate
       nominal amount of the shares which may be issued
       pursuant to Resolution 8, provided that such
       an amount shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this Resolution

10.    Approve that subject to and conditional upon              Mgmt          For                            For
       the passing of Ordinary Resolution No. 11 set
       out in this notice and the conditions referred
       to therein being satisfied or fulfilled, the
       operation of the existing Share Option Scheme
       of the Company adopted on 10 JUN 1999 be hereby
       terminated with effect from the adoption of
       the New Share Option Scheme [such that no further
       options could thereafter be offered under the
       existing Share Option Scheme of the Company
       but in all other respects the provisions of
       the existing Share Option Scheme of the Company
       shall remain in full force and effect]

11.    Authorize the Director of the Company subject             Mgmt          For                            For
       to and conditional upon the Listing Committee
       of The Stock Exchange of Hong Kong Limited
       granting the approval of the listing of, and
       permission to deal in, shares to be issued
       pursuant to the exercise of options which may
       be granted under the New Share Option Scheme
       [copy of which is produced to this meeting
       and signed by the Chairman of this meeting
       for the purpose of identification], to do all
       such acts and to enter into such transactions,
       arrangements and agreements as may be necessary
       or expedient in order to give full effect to
       the New Share Option Scheme

S.12   Authorize the Directors of the Company to do              Mgmt          For                            For
       all such acts, deeds and things as they shall,
       in their absolute discretion, deem fin in order
       to adopt the secondary name of the Company
       and that such documents in connection with
       the adoption of the secondary name be filed
       and registered with the Registrar of Companies
       in Hong Kong under Part XI of the Companies
       Ordinance [Chapter 32 of the Laws of Hong Kong]
       and the Registrar of Companies in Bermuda pursuant
       to the Companies Act 1981 of Bermuda [as amended],
       if the proposed secondary name is registered
       by other parties prior to registration by the
       Company, the adoption of another secondary
       name as the Directors may deem fit to replace




--------------------------------------------------------------------------------------------------------------------------
 GREAT NORDIC STORE NORD LTD                                                                 Agenda Number:  701836299
--------------------------------------------------------------------------------------------------------------------------
        Security:  K4001S214
    Meeting Type:  AGM
    Meeting Date:  23-Mar-2009
          Ticker:
            ISIN:  DK0010272632
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

a.     Receive a report on the Company's activities              Mgmt          Abstain                        Against

b.     Approve the Audited Annual Report and grant               Mgmt          For                            For
       discharge to the Supervisory Board and the
       Executive Management from liability

c.     Approve the distribution of the profit for the            Mgmt          For                            For
       year, including the declaration of any Dividends,
       or as to the covering of any loss

d.i    Authorize the supervisory Board and its subsidiaries      Mgmt          For                            For
       to acquire shares in the Company of up to 10%
       of the Company's share capital at the market
       price applicable at the time of purchase subject
       to a deviation of up to 10% [Authority expires
       at the next AGM]

d.ii   Amend the Article 2[3] of the Articles of Association     Mgmt          For                            For
       concerning the changes of the name from OMX
       Nordic Exchange Copenhagen A/S to read Nasdaq
       omx Copenhagen A/S

d.iii  Approve, to renew the authorization to issue              Mgmt          For                            For
       share options; the amount for which share options
       may be issued would be DKK 1,000,000 nominal
       value; [Authority expires after 1 year]; amend
       the Article 4[4] of the Articles of Association
       as specified; Authorization in the Article
       4[5] of the Articles of Association to decrease
       the share capital by DKK 66,062,744 to be decreased
       to DKK 52,458,848 and extended for a period
       of 12 months to the effect that the figure
       66,062,744 be amended to 52,458,848 and the
       wording until 11 MAR 2013 be amended to read
       until 23 MAR 2014

d.iv   Amend the Article 5[3] of the Articles of Association     Mgmt          For                            For
       concerning change of address of VP Investor
       Services A/S [VP Services A/S], Helgesh j All
       61, DK-2630 Taastrup to Weidekampsgade 14,
       DK-2300 Copenhagen S

e.     Re-elect Messrs. Per Wold-Olsen, William E.               Mgmt          For                            For
       Hoover, Jr., Jorgen Bardenfleth, Rene Svendsen-Tune,
       Carsten Krogsgaard Thomsen and Wolfgang Reim
       as the Members of the Supervisory Board, pursuant
       to Article 18[2] of the Articles of Association

f.     Approve, the total amount of remuneration to              Mgmt          For                            For
       be paid to the Supervisory Board be increased
       to a level corresponding to that of international
       peers based in Denmark; the distribution of
       remunerations is based on the new company management
       structure, in which the Supervisory Board elected
       by the shareholders now also have seats on
       the Supervisory Boards of GN ReSound A/S and
       GN Netcom A/S; the remuneration committee and
       an Audit Committee have been set up; the basic
       remuneration for the Board's work at GN Store
       Nord A/S be DKK 200,000 with two times basic
       remuneration being paid to the Deputy Chairman
       and three times basic remuneration being paid
       to the Chairman; the basic remuneration for
       committee work be fixed at DKK 50,000 with
       two times basic remuneration being paid to
       the Chairman of the Remuneration Committee
       and three times basic remuneration being paid
       to the Chairman of the Audit Committee; the
       basic remuneration for the Board's work in
       GN Netcom A/S and GN ReSound A/S be fixed at
       DKK 100,000 with 1.75 times basic remuneration
       being paid to the Deputy Chairman and 2.5 times
       basic remuneration being paid to the Chairman;
       The total remuneration to the Supervisory Board
       of GN Store Nord A/S will in the future constitute
       DKK 4,500,000

g.     Approve, pursuant to the Article 25 of the Articles       Mgmt          For                            For
       of Association, state-authorized public accountants
       must be appointed to serve as Auditors until
       the next AGM; the Supervisory Board proposes
       that KPMG Statsautoriseret Revisionspartnerselskab
       be re-appointed

h.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 GREAT PORTLAND ESTATES PLC R.E.I.T., LONDON                                                 Agenda Number:  701611914
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40712179
    Meeting Type:  AGM
    Meeting Date:  03-Jul-2008
          Ticker:
            ISIN:  GB00B01FLL16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       together with the Directors' and the Auditors'
       reports for the YE 31 MAR 2008

2.     Grant authority for the payment of a final dividend       Mgmt          For                            For
       for the YE 31 MAR 2008

3.     Approve the Directors' remuneration report                Mgmt          For                            For

4.     Re-appoint Mr. Richard Peskin as a Director               Mgmt          For                            For
       of the Company

5.     Re-appoint Mr. Timon Drakesmith as a Director             Mgmt          For                            For
       of the Company

6.     Re-appoint Mr. Phillip Rose as a Director of              Mgmt          For                            For
       the Company

7.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

8.     Authorize the Directors to agree the remuneration         Mgmt          Against                        Against
       of the Auditors

9.     Authorize the Directors, in substitution to               Mgmt          For                            For
       all previous unutilised authorities shall cease
       to have effect and pursuant to and in accordance
       with Section 80 of the Companies Act 1985 [the
       Act], to allot and to make offers or agreements
       to allot relevant securities [Section 80(2)
       of the Act] up to an aggregate nominal value
       of GBP 7,535,084; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or on 02 OCT 2009]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.10   Authorize the Directors, in substitution to               Mgmt          For                            For
       all previous unutilised authorities shall cease
       to have effect, subject to the passing of Resolution
       8 and pursuant to Section 95 of the Act, to
       allot equity securities [Section 94 of the
       Act] for cash and allot equity securities [Section
       94(3A) of the Act] in either case, disapplying
       the statutory pre-emption rights [Section 89(1)
       of the Act], provided that this power is limited
       to the allotment of equity securities: a) in
       connection with a rights issue or other pre-emptive
       issue in favor of ordinary shareholders; and
       b) up to an aggregate nominal value of GBP
       1,131,394; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or on 02 OCT 2009]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.11   Authorize the Company, in accordance with Article         Mgmt          For                            For
       11 of the Company's Articles of Association
       to make market purchases [Section 163(3) of
       the Act] of up to 27,135,353 ordinary shares,
       at a minimum price of 12   pence, being the
       nominal value of shares, in each case exclusive
       of expenses and the maximum price at which
       shares may be purchased shall not be more than
       the higher of an amount equal to 5% above the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days preceding the date of purchase and the
       amount stipulated by Article 5 (1) of the Buy-Law
       and Stabilization Regulation 2003; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or on 02 OCT 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.12   Adopt with effect from 01 OCT 2008, the Article           Mgmt          Against                        Against
       of Association as specified, in substitution
       for, and to the exlcusion of, the current Articles
       of Association of the Company




--------------------------------------------------------------------------------------------------------------------------
 GREAT PORTLAND ESTATES PLC R.E.I.T., LONDON                                                 Agenda Number:  701966698
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40712179
    Meeting Type:  OGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  GB00B01FLL16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors, in substitution to               Mgmt          For                            For
       all existing authorities, in accordance with
       Section 80 of the Companies Act 1985, to allot
       relevant securities [as specified for the purposes
       of that Section] in connection with the Rights
       Issue [as such term is specified] up to an
       aggregate nominal value of GBP 16,456,639 [equivalent
       to 131,653,115 ordinary shares of 12.5 pence
       each in the capital of the Company]; [Authority
       expires at the conclusion of the next AGM of
       the Company]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry; authorize the Directors,
       in addition to all existing powers, to allot
       equity securities [as specified in Section
       94 of the Companies Act 1985 for the purposes
       of Section 89 of that Act] for cash under the
       authority granted in this resolution, disapplying
       the statutory pre-emption rights [Section 89[1]
       of the Act 1985], provided that this power
       is limited to the allotment of equity securities:
       a) in connection with a rights issue [as such
       term is specified in the prospectus and circular
       of the Company dated 19 MAY 2009]; [Authority
       expires at the conclusion of the next AGM of
       the Company]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry




--------------------------------------------------------------------------------------------------------------------------
 GREAT SOUTHERN LTD                                                                          Agenda Number:  701745854
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4333Z104
    Meeting Type:  EGM
    Meeting Date:  04-Dec-2008
          Ticker:
            ISIN:  AU000000GTP8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for all purposes including Rule 7.1              Mgmt          Against                        Against
       and Rule 10.11 of the ASX Listing Rules, the
       issue of up to 639,646,380 shares to Project
       Investors in the Plantation Projects as specified

2.     Approve, for all purposes including Rule 7.1              Mgmt          Against                        Against
       and Rule 10.11 of the ASX Listing Rules, the
       issue of up to 176,383,980 shares to Project
       Investors in the Cattle Projects as specified




--------------------------------------------------------------------------------------------------------------------------
 GREAT SOUTHERN LTD                                                                          Agenda Number:  701788967
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4333Z104
    Meeting Type:  EGM
    Meeting Date:  22-Jan-2009
          Ticker:
            ISIN:  AU000000GTP8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for all purposes including Rule 7.1              Mgmt          Against                        Against
       and Rule 10.11 of the ASX Listing Rules, the
       issue of up to 639,646,380 shares to Project
       Investors in the Plantation Projects as specified

2.     Approve, for all purposes including Rule 7.1              Mgmt          Against                        Against
       and Rule 10.11 of the ASX Listing Rules, the
       issue of up to 176,383,980 shares to Project
       Investors in the Cattle Projects as specified




--------------------------------------------------------------------------------------------------------------------------
 GREAT SOUTHERN LTD                                                                          Agenda Number:  701796825
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4333Z104
    Meeting Type:  AGM
    Meeting Date:  19-Feb-2009
          Ticker:
            ISIN:  AU000000GTP8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial statements             Non-Voting    No vote
       of the Company and its controlled entities
       for the FYE 30 SEP 2008 and the related Directors'
       report, Directors' declaration and the Auditors'
       report

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       SEP 2008

3.A    Re-elect Mr. John Carlton Young as a Director             Mgmt          For                            For
       of the Company, who retires by rotation pursuant
       to Clause 8.1(e) of the Constitution

3.B    Re-elect Mr. Mervyn Leonard Peacock as a Director         Mgmt          For                            For
       of the Company, who retires by rotation pursuant
       to Clause 8.1(e) of the Constitution

4.A    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.15A and for all other purposes, the ability
       to issue [for the purpose of Fee Sacrifice
       only] to Mr. David Griffiths, the Non-Executive
       Chairman of the Company, of up to 1,000,000
       shares each year by way of fee sacrifice under
       the Great Southern Employee Share Plan over
       the next 3 years and otherwise on the terms
       and conditions as specified

4.B    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.15A and for all other purposes, the ability
       to issue [for the purpose of Fee Sacrifice
       only] to Ms. Alice McCleary, the Non-Executive
       Director of the Company, of up to 500,000 shares
       each year by way of fee sacrifice under the
       Great Southern Employee Share Plan over the
       next 3 years and otherwise on the terms and
       conditions as specified

4.C    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.15A and for all other purposes, the ability
       to issue [for the purpose of Fee Sacrifice
       only] to Mr. Peter Mansell, the Non-Executive
       Director of the Company, of up to 500,000 shares
       each year by way of fee sacrifice under the
       Great Southern Employee Share Plan over the
       next 3 years and otherwise on the terms and
       conditions as specified

4.D    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.15A and for all other purposes, the ability
       to issue [for the purpose of Fee Sacrifice
       only] to Mr. Mervyn Peacock, the Non-Executive
       Director of the Company, of up to 500,000 shares
       each year by way of fee sacrifice under the
       Great Southern Employee Share Plan over the
       next 3 years and otherwise on the terms and
       conditions as specified

5.A    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.15 and for all other purposes, the ability
       to issue [for the purpose of Salary Sacrifice
       only] to Mr. Cameron Rhodes, the Managing Director
       of the Company, of up to 2,000,000 shares by
       way of salary sacrifice under the Great Southern
       Employee Share Plan and otherwise on the terms
       and conditions as specified

5.B    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.15 and for all other purposes, the ability
       to issue [for the purpose of Salary Sacrifice
       only] to Mr. Phillip Butlin, the Executive
       Director of the Company, of up to 1,750,000
       shares by way of salary sacrifice under the
       Great Southern Employee Share Plan and otherwise
       on the terms and conditions as specified




--------------------------------------------------------------------------------------------------------------------------
 GREENCORE GROUP PLC                                                                         Agenda Number:  701799023
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40866124
    Meeting Type:  AGM
    Meeting Date:  12-Feb-2009
          Ticker:
            ISIN:  IE0003864109
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and reports

2.     Declare a final ordinary dividend                         Mgmt          For                            For

3.A    Re-appoint Mr. Gary Kennedy as a Director                 Mgmt          For                            For

3.B    Re-appoint Mr. Gerald Corbett as a Director               Mgmt          For                            For

3.C    Re-appoint Mr. David Simons as a Director                 Mgmt          For                            For

3.D    Re-appoint Mr. Geoff Doherty as a Director                Mgmt          For                            For

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For

5.     Authorize the Directors to fix the Auditors'              Mgmt          For                            For
       remuneration

S.6    Approve to disapply statutory pre emption rights          Mgmt          For                            For

S.7    Grant authority to the market purchases of the            Mgmt          For                            For
       Company's ordinary Shares

S.8    Amend the Articles of Association relating to             Mgmt          For                            For
       the appointment of proxies and Corporate Representatives

9.     Authorize the Directors to amend the Share Save           Mgmt          For                            For
       Scheme Rules

10.    Authorize the Directors to offer Scrip Dividends          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GREENE KING PLC, BURY ST EDMUNDS SUFFOLK                                                    Agenda Number:  701675259
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40880133
    Meeting Type:  AGM
    Meeting Date:  02-Sep-2008
          Ticker:
            ISIN:  GB00B0HZP136
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report                                 Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final dividend of 18.7p per share               Mgmt          For                            For

4.     Re-elect Mr. Tim Bridge as a Director                     Mgmt          For                            For

5.     Re-elect Mr. David Elliott as a Director                  Mgmt          For                            For

6.     Re-elect Mr. Jane Scriven as a Director                   Mgmt          For                            For

7.     Re-elect Mr. John Brady as a Director                     Mgmt          For                            For

8.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For

9.     Authorise the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

10.    Authorise the Directors to allot shares                   Mgmt          For                            For

S.11   Approve the limited dis-application of pre-emption        Mgmt          For                            For
       rights

S.12   Grant authority to purchase of own shares                 Mgmt          For                            For

S.13   Amend the Articles of Association with effect             Mgmt          Against                        Against
       from 01 OCT 2008

S.14   Amend the Memorandum of Association                       Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GREENE KING PLC, BURY ST EDMUNDS SUFFOLK                                                    Agenda Number:  701928028
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40880133
    Meeting Type:  OGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  GB00B0HZP136
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized Share Capital          Mgmt          For                            For
       of the Company GBP 25,000,000 divided into
       GBP 200,000,000 Ordinary Shares of 12   pence
       each to GBP 82,500,000 dividend into 500,000,000
       Ordinary Shares of 12   pence each in the Company

2.     Approve, subject to the Passing of the Resolution         Mgmt          For                            For
       No. 1set out in the general meeting, to allot
       relevant securities conferred on the Directors
       of the Company by an ordinary resolution passed
       at the AGM of the Company on 02 SEP; and [Authority
       expires at the date of the Company's AGM in
       2009]; be varied by increasing the Section
       80 amount for the purposes of the rights issue

S.3    Amend the borrowing limits in the Company's               Mgmt          For                            For
       Articles of Association as specified




--------------------------------------------------------------------------------------------------------------------------
 GREENTOWN CHINA HOLDINGS LTD                                                                Agenda Number:  701934069
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4100M105
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2009
          Ticker:
            ISIN:  KYG4100M1050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" ALL RESOLUTIONS.
       THANKS YOU.

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors of the Company
       [the "Directors"] and of the Auditors for the
       YE 31 DEC 2008

2ai    Re-elect Mr. Song Weiping as an Executive Director        Mgmt          For                            For

2aii   Re-elect Mr. Shou Bainian as an Executive Director        Mgmt          For                            For

2aiii  Re-elect Mr. Tang Shiding as an Independent               Mgmt          For                            For
       Non-Executive Director

2.b    Authorize the Board of Directors to determine             Mgmt          For                            For
       the Directors' remuneration

3.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

4.     Authorize the Directors, in addition to any               Mgmt          For                            For
       other authorization given to the Directors
       and during the Relevant Period, to purchase
       issued shares in the capital of the Company,
       subject to and in accordance with all applicable
       laws, rules and regulations including the Rules
       Governing the Listing of Securities on The
       Stock Exchange of Hong Kong Limited [the "Listing
       Rules"] from time to time, provided that the
       aggregate nominal amount of the shares of the
       Company which are authorized to be purchased
       by the Directors shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       of this resolution; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company and the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company [the "Articles of Association"]
       or any applicable laws to be held]

5.     Authorize the Directors, in addition to any               Mgmt          For                            For
       other authorization given to the Directors
       and during the Relevant Period to issue, allot
       and deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options [including Bonds, notes,
       warrants, debentures and other securities which
       carry rights to subscribe for or are convertible
       into shares of the Company] provided that the
       aggregate nominal amount of the shares in the
       capital of the Company allotted or agreed conditionally
       or unconditionally to be allotted [whether
       pursuant to an option or otherwise] by the
       Directors shall not exceed 20% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing of
       this resolution, otherwise than pursuant to
       a Rights Issue or pursuant to the exercise
       of any options which may be granted or exercise
       of rights of subscription or conversion under
       the terms of any existing bonds, notes, warrants,
       debentures or other securities which carry
       rights to subscribe for or are convertible
       into shares of the Company or any scrip dividend
       or similar arrangement ; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company and the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable laws to be held]

6.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors pursuant to Resolution 5 to
       issue, allot and deal with shares by adding
       thereto the aggregate nominal amount of shares
       in the capital of the Company repurchased by
       the Company under the authority granted pursuant
       to Resolution 4, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 GREGGS PLC, JESMOND                                                                         Agenda Number:  701902707
--------------------------------------------------------------------------------------------------------------------------
        Security:  G41076103
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  GB0003858049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the FYE 27 DEC 2008              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       thereon

2.a    Re-appoint KPMG Audit Plc as the Auditors                 Mgmt          For                            For

2.b    Authorize the Directors to determine their remuneration   Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.a    Elect Mr. K. McMeikan                                     Mgmt          For                            For

4.b    Elect Mr. I. Ferguson                                     Mgmt          For                            For

4.c    Re-elect Mr. D.N.D. Netherton                             Mgmt          For                            For

4.d    Re-elect Mr. R. Reynolds                                  Mgmt          For                            For

4.e    Re-elect Mr. R.F. Bennett                                 Mgmt          For                            For

5.     Receive the Directors' remuneration report                Mgmt          For                            For

6.     Authorize the Directors to allot relevant securities      Mgmt          Abstain                        Against
       pursuant to Section 80 of the Companies Act
       1985

7.     Grant authority the disapplication of pre-emption         Mgmt          Abstain                        Against
       rights pursuant to Section 95 of the Companies
       Act 1985

8.     Approve the purchase of shares pursuant to Section        Mgmt          Abstain                        Against
       166 of the Companies Act 1985

9.     Approve to sub-divide the Company's shares                Mgmt          Abstain                        Against

10.    Approve to allow a general meeting to be held             Mgmt          Against                        Against
       on not less than 14 clear days notice

11.    Approve the Greggs Plc SAYE Option Plan                   Mgmt          Abstain                        Against

12.    Approve the Greggs Plc Performance Share Plan             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRIFOLS S A                                                                                 Agenda Number:  701890267
--------------------------------------------------------------------------------------------------------------------------
        Security:  E5706X124
    Meeting Type:  OGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  ES0171996012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       16 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Receive and approve the annual accounts, the              Mgmt          For                            For
       Management individual report and the propose
       of application of the result 2008

2.     Receive and approve of the annual accounts and            Mgmt          For                            For
       the Management consolidate report 2008

3.     Approve the Management of Board Directors in              Mgmt          For                            For
       2008

4.     Re-elect the Auditor for individual accounts              Mgmt          For                            For

5.     Re-elect the Auditor for consolidated accounts            Mgmt          For                            For

6.     Ratify the appoint Ms. Anna Veiga as Member               Mgmt          For                            For
       of the Board

7.     Approve the Board Members salaries                        Mgmt          For                            For

8.     Approve the Board Directors about distribute              Mgmt          For                            For
       one or more dividend to account in the social
       exercise

9.     Grant authority for the acquisition derivative            Mgmt          For                            For
       of own shares, revoked and leaving without
       effect the previous agreement of the Board
       13 JUN 2008

10.    Approve the delegation of the faculties for               Mgmt          For                            For
       the execution of the agreements adopted by
       the Board




--------------------------------------------------------------------------------------------------------------------------
 GROUPE AEROPLAN INC                                                                         Agenda Number:  701933384
--------------------------------------------------------------------------------------------------------------------------
        Security:  399453109
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  CA3994531091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS 1.1 TO 1.9 AND 02. THANK YOU.

       To place before shareholders the consolidated             Non-Voting    No vote
       financial statements of Groupe Aeroplan for
       the YE 31 DEC 2008, including the Auditors'
       report thereon

1.1    Elect Mr. Robert E. Brown as a Director of the            Mgmt          For                            For
       Corporation

1.2    Elect Mr. Roman Doroniuk as a Director of the             Mgmt          For                            For
       Corporation

1.3    Elect Mr. Rupert Duchesne as a Director of the            Mgmt          For                            For
       Corporation

1.4    Elect Mr. Joanne Ferstman as a Director of the            Mgmt          For                            For
       Corporation

1.5    Elect Mr. Michael M. Fortier as a Director of             Mgmt          For                            For
       the Corporation

1.6    Elect Mr. John M. Forzani as a Director of the            Mgmt          For                            For
       Corporation

1.7    Elect Mr. David H. Laidley as a Director of               Mgmt          For                            For
       the Corporation

1.8    Elect Mr. Douglas D. Port as a Director of the            Mgmt          For                            For
       Corporation

1.9    Elect Mr. Alan P. Rossy as a Director of the              Mgmt          For                            For
       Corporation

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       of the Corporation

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 GROUPE EUROTUNNEL                                                                           Agenda Number:  701852851
--------------------------------------------------------------------------------------------------------------------------
        Security:  F477AL114
    Meeting Type:  EGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  FR0010533075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting    No vote
       YOU

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statements for the YE 31 DEC 2008,
       as presented and showing income of EUR 41,862,644.00

O.2    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY, i.e. EUR 41,862,644.00, be appropriated
       as follows; net income for the FY EUR 41,862,644.00
       retained earnings: nil, to the legal reserve:
       EUR 2,093,133.00, dividends: EUR 7,593,676.60
       balance allocated to the retained earnings:
       EUR 32,175,834.40 the shareholders will receive
       a dividend of EUR 0.04 per class A ordinary
       share of a par value of EUR 0.40, a dividend
       of one fortieth of the dividend paid per each
       class a ordinary share, for the class B preference
       share of a par value of EUR 0.01 this dividend
       will be paid in cash on 15 JUL 2009 in the
       event that the Company holds some of its own
       shares on the day the dividend is paid, the
       amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, each non consolidated ordinary share
       of a par value of EUR 0.01, outstanding on
       the day the dividend is paid, will be given
       one fortieth of the dividend paid; in accordance
       with the regulations in force, the shareholders'
       meeting recalls that no dividend was paid for
       the previous 3 FY

O.3    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial Statements for the said FY, in the
       form presented to the meeting and showing income
       of EUR 39,727,087 .00

O.4    Receive the Special Auditors' report on agreements        Mgmt          For                            For
       and commitments governed by the Article L.225-38
       of the French Commercial Code and approve the
       said report and the regulated agreements and
       commitments referred to therein

O.5    Receive the special report of the Auditors'               Mgmt          For                            For
       on agreements and commitments governed by Article
       L.225-38 of the French Commercial Code, in
       accordance with the provisions of Article L.225-42
       of the French Commercial Code the conclusion
       by the Company of the loan intra group with
       its subsidiary Euro Tunnel Group UK Plc [EGP]

O.6    Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below; maximum
       purchase price EUR 10.00, minimum sale price
       EUR 5.50, maximum number of shares to be acquired
       10% of the share capital, maximum funds invested
       in the share buybacks EUR 189,840,000.00, I.E.
       18,984,195.5 ordinary shares of EUR 10.00 each;
       to take all necessary measures and accomplish
       all necessary formalities; [authorization is
       given for an 18-month period]; it supersedes
       the authorization granted by the ordinary shareholders
       meeting of 27 JUN 2008 in its Resolution 6

E.7    Receive the report of the Board of Directors,             Mgmt          For                            For
       the reports of Mr. Jean-pierre Colle and Mr.
       Thierry Bellot, the draft Merger agreement
       and the enclosures drawn up under private seal
       dated 10 MAR 2009 between the Company and TUN
       SA, the approval of the draft Merger agreement
       and the Merger project by the shareholders
       of TUN SA at the extra ordinary shareholders'
       meeting of 28 APR 2009, the provisions of this
       Merger agreement, Merger agreement of TUN SA
       into Groupe Eurotunnel SA, providing for the
       contributions by the Company pursuant to a
       Merger of all of its assets, estimated at a
       net value of EUR 622,531,934.00, with the corresponding
       taking over of all its liabilities, estimated
       at EUR 475,738,015.00, net assets contributed
       of EUR 146,793,919.00; the remuneration of
       the contributions, according to an exchange
       ratio of 1 TNU SA share against 0.001008 Group
       Eurotunnel SA ordinary share, to be issued
       through a capital increase of the company [992
       TNU SA shares for 1 Groupe Eurotunnel SA share]
       the unconditional completion date of the Merger
       is the date when the Merger comes into effect;
       the universal transfer of assets of TNU SA
       to the Company; the dissolution without liquidation
       of TNU SA, the day the Merger is completed;
       to take all necessary measures and accomplish
       all necessary formalities

E.8    Approve the report of the Board of Directors              Mgmt          For                            For
       and merger agreement of TNU SA into Groupe
       Eurotunnel SA in Resolution 7 records that,
       consequentially to the vote of the previous
       resolution, the merger of TNU SA into Groupe
       Eurotunnel SA was approved by the shareholders
       of Groupe Eurotunnel SA, there will be no exchange
       of TNU SA shares held by Groupe Eurotunnel
       SA, resolves consequentially, the shareholders
       meeting to increase the share capital by EUR
       71,492.00, to increase it from EUR 36,766.01
       to EUR 76,008,258.01 by the creation of 178,730
       new fully paid-up shares of a par value of
       EUR 0.40 each, to be granted to the shareholders
       of TNU SA, the 178,730 ordinary shares shall
       be subject to the same statutory provisions
       and shall rank pari passu with the old shares
       will created with dividend rights as of 01
       JAN 2009, it notes that the difference between
       the amount of the quota of the net assets contributed
       by TNUS SA corresponding to the TNU SA shares
       held by Groupe Eurotunnel SA EUR. I.E. 145,793,305,00
       and the accounting net value of the TNU SA
       shares held by Groupe Eurotunnel SA EUR, I.E.
       262,354,347,00 will form the capital loss on
       transferred shares which amount to EUR 116,561,042,00
       the difference between the nest assets contributed
       by TNU SA, being of EUR 146,793,919,00, after
       deduction of the fraction of these assets corresponding
       to the interest of Groupe Eurotunnel SA in
       TNU SA, I.E.EUR 145,793,305.00 and the par
       value of the Groupe Eurotunnel SA shares issued
       within the context of the merger, I.E. EUR
       71,492,00 will be registered for an amount
       of EUR 929,122.00 in the 'Merger Premium' account

E.9    Authorize the Board of Directors due to the               Mgmt          For                            For
       completion of the merger, to withdraw the sums
       from the merger premium in order to build up,
       on the liabilities of Groupe Eurotunnel SA,
       the reserves and provisions required by Law
       existing on the balance sheet of TNU SA and
       to deduct from said merger premium the necessary
       sums to fund fully the legal reserve and to
       charge the merger costs against the merger
       premium, notes that the capital loss on transferred
       shares will be registered in the assets of
       the Groupe Eurotunnel SA balance sheet as intangible
       assets in a subsidiary the Board of Directors
       to increase the share capital, on one or more
       occasions, at its sole discretion, in favour
       of the employees and former employees of the
       Company or related Companies or French foreign
       groups, who are Members of a Company savings
       plan; [authorization is given for an 26-month
       period]; and for a nominal amount that shall
       not exceed EUR 2,000,000,00 the shareholders
       meeting decides to the cancel the shareholders'
       preferential subscription rights in favour
       of beneficiaries mentioned above, the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities, it supersedes
       the authorization granted by the Extra ordinary
       shareholders meeting of 23 APR 2007 in its
       Resolution 18, Resolution 20 the shareholder's
       meeting grants full powers to the bearer of
       an original, a copy or extract of the minutes
       of this meeting to carry out all filings, publication
       and other formalities prescribed by Law

E.10   Amend Article 6 of the Bylaws[capital stock]              Mgmt          For                            For
       as follows share capital is set at EUR 76,008,258,01
       and divided into EUR 190,020,645 shares of
       a par value of EUR 0.40 each and fully paid
       in, and one class B preference share of pa
       par value of EUR 0.01 fully paid in

E.11   Authorize the Board of Directors to draw and              Mgmt          For                            For
       sign the statements of the conformity referred
       in Article L.236-6 of the French Commercial
       Code

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       on one or more occasions, in France or abroad,
       the share capital, by issuance with the shareholders'
       preferred subscription rights maintained of
       ordinary shares of the Company and securities
       giving access to ordinary shares pf the Company
       or Companies of the group of the Company the
       maximum nominal amount to be carried shall
       not exceed EUR 37,500,000.00; this amount shall
       not count against the overall ceiling set forth
       in Resolution 16 the nominal amount debt securities
       shall not exceed EUR 300,000,000.00 [authorization
       is given for an 26-month period]; it supersedes
       the authorization granted by the shareholders
       meeting of 23 APR 2008 in its Resolution 13

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, by issuance with waiver
       of shareholders' pre-emptive rights, but with
       a priority period, of ordinary shares of the
       Company and securities giving access to ordinary
       shares of the Company of companies of the group
       of Company the maximum nominal amount to be
       carried shall not exceed EUR 15,000,000.00;
       this amount shall not count against the overall
       ceiling set forth in Resolution 16 the nominal
       amount debt securities shall not exceed EUR
       300,000,000.00 [authorization is given for
       an 26-month period] it supersedes the authorization
       granted by the shareholders meeting of 23 APR
       2007 in its Resolution 14

E.14   Authorize the Board of Directors to proceed               Mgmt          Against                        Against
       accordingly with Resolution 13, with the issue
       of waiver of shareholders' pre-emptive rights,
       but with a priority period, of ordinary shares
       of the Company and securities giving access
       to ordinary shares of the Company of companies
       of the group of Company [authorization is given
       for an 26-month period] the maximum nominal
       amount to be carried shall not exceed EUR 15,000,000.00
       I.E. 20% of the share capital, this amount
       shall not count against the overall ceiling
       set forth in Resolution 16

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital up to 10% , by way of issuing
       ordinary shares of the Company or securities
       or securities giving access to the share capital
       in consideration for the contributions in kind
       granted to the Company and comprised of capital
       securities of securities giving access to share
       capital, the overall nominal ceiling shares
       shall count against the ceiling set forth in
       Resolution 13 and against the one set forth
       in Resolution 16 [authorization is given for
       an 26-month period]

E.16   Approve to adopt the Resolutions 12,13,14,15              Mgmt          For                            For
       and 19 the shareholders meeting decides that
       overall nominal amount pertaining to the capital
       increase to be carried out with the use of
       the delegations given by said resolutions not
       exceed EUR 37,500,000.00; the resolution supersedes
       the authorization granted by extraordinary
       shareholders' meeting of 23 APR 2007 in its
       Resolution 16

E.17   Authorize the Board of Directors to issue Company's       Mgmt          Against                        Against
       ordinary shares or securities giving access
       to the Company's shares, in consideration for
       warrants or shares redeemable bonds [the ORA
       in French] tendered in a public exchange offer
       initiated by the Company concerning the shares
       of another Company; the maximum nominal amount
       of capital increase to be carried out under
       this delegation should not exceed EUR 115,000,000.00
       [authorization is given for an 26-month period]

E.18   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by canceling all or part of the
       shares held by the Company in connection with
       the Stock Repurchase Plan authorized by Resolution
       6 up to a maximum of 10% of the share capital
       over a 24 month period [authorization is given
       for an 18-month period]

E.19   Approve Employee Stock Purchase Plan                      Mgmt          For                            For

E.20   Grant authority of required documents other               Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 GROUPE NORBERT DENTRESSANGLE SA, SAINT VALLIER                                              Agenda Number:  701912657
--------------------------------------------------------------------------------------------------------------------------
        Security:  F4655Q106
    Meeting Type:  MIX
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  FR0000052870
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Report of the Board of Directors, the Supervisory         Non-Voting    No vote
       Board and the Statutory Auditors on the unconsolidated
       and consolidated accounts for the FYE 31 DEC
       2008, as well as the preparation and organization
       conditions of the Supervisory Boards work and
       on the procedures of internal control

       Special reports of the Statutory Auditors on              Non-Voting    No vote
       the regulated agreements

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       2008 FY

O.2    Approve the consolidated accounts for the 2008            Mgmt          For                            For
       FY

O.3    Approve the agreements for the 2008 FY referred           Mgmt          For                            For
       to in Article L.225-86 of the Commercial Code

O.4    Approve the distribution of the Company profits           Mgmt          For                            For

O.5    Approve the replacement of a Temporary Statutory          Mgmt          For                            For
       Auditor

O.6    Authorize the Board of Directors in order to              Mgmt          Against                        Against
       allow the Company to operate on its own shares

       Reports of the Board of Directors, the Supervisory        Non-Voting    No vote
       Board and the Statutory Auditors

E.7    Authorize the Board of Directors that the Company         Mgmt          For                            For
       may cancel its own shares

E.8    Authorize the Board of Directors for, with maintenance    Mgmt          Against                        Against
       of preferential subscription rights, issue
       securities giving right for debt securities
       or increase capital

E.9    Authorize the Board of Directors for, without             Mgmt          Against                        Against
       preferential subscription rights, issue securities
       giving right for debt securities or increase
       capital

E.10   Authorize the Board of Directors, in case of              Mgmt          For                            For
       issuance, without preferential subscription
       rights, to set the issue price according to
       the terms determined by the General Assembly,
       within the limit of 10% of the shares capital

E.11   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued in case
       of capital increase with or without preferential
       subscription right of the shareholders

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       capital by incorporation of reserves, premiums
       or profits

E.13   Authorize the Board of Directors to carry out             Mgmt          For                            For
       a capital increase in order to remunerate contributions
       in kind made of the Company's securities or
       securities giving access to capital

E.14   Authorize the Board of Directors to carry out             Mgmt          For                            For
       a capital increase reserved for the employees,
       under the agreements of the Commercial Code
       and Articles L.3332-18 and sequence of the
       Labor Code

E.15   Authorize the Board of Directors in order to              Mgmt          For                            For
       grant to the employees of the Company or its
       subsidiaries, shares subscription or purchase
       options of the Company

E.16   Approve the extension of the BSA 2006 financial           Mgmt          For                            For
       term

E.17   Amend the Article 14-1 of the Statutes                    Mgmt          For                            For

O.E18  Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GROUPE STERIA, VELIZY VILLACOUBLAY                                                          Agenda Number:  701927684
--------------------------------------------------------------------------------------------------------------------------
        Security:  F9892P100
    Meeting Type:  MIX
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  FR0000072910
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE on 31 DEC 2008 and grant discharge to the
       Board of Directors

O.2    Approve the distribution of profits                       Mgmt          For                            For

O.3    Approve the option proposed to the shareholders           Mgmt          For                            For
       for the dividend payment in cash or shares

O.4    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       31 DEC 2008

O.5    Approve the agreements referred to in Article             Mgmt          For                            For
       L.226-10 of the Commercial Code

O.6    Authorize the Board of Directors to operate               Mgmt          Against                        Against
       on the Company's shares

E.7    Approve the capital reduction by cancellation             Mgmt          For                            For
       of repurchased shares

E.8    Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital by issuing common
       shares or securities, giving access to the
       capital or by incorporation of reserves, profits
       or premiums, with maintenance of preferential
       subscription rights

E.9    Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital by issuing common
       shares or securities, giving access to the
       capital with cancellation of preferential subscription
       rights

E.10   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the number of securities, in case
       of a capital increase carried out pursuant
       to the delegations previously granted

E.11   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       increase the capital to remunerate contributions
       in kind

E.12   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       increase the share capital, with cancellation
       of preferential subscription rights in order
       to remunerate contributions in kind, in case
       of a public exchange offer

E.13   Approve the limitation of the overall amount              Mgmt          For                            For
       of the authorizations to confer for the Board
       of Directors to appeal to the market

E.14   Approve the renewal of an authorization granted           Mgmt          For                            For
       to the Board of Directors by the ordinary and
       extraordinary general assembly of 06 JUN 2008
       in its 22nd resolution to proceed to capital
       increases reserved for employees

E.15   Grant powers for the accomplishment of formalities        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRUPO CATALANA OCCIDENTE SA, BARCELONA                                                      Agenda Number:  701832847
--------------------------------------------------------------------------------------------------------------------------
        Security:  E5701Q116
    Meeting Type:  MIX
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  ES0116920333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       04 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

1.     Approve the Annual Financial Statements of the            Mgmt          For                            For
       Company [Balance Sheet Profit and Loss Statement
       and Notes] for the FYE on 31 DEC 2008

2.     Approve the proposal for the allocation of profits/losses Mgmt          For                            For
       for the FYE 31 DEC 2008

3.     Approve the individual Annual Financial Statements        Mgmt          For                            For
       of the consolidated financial statements of
       its subsidiaries [Balance Sheet Profit and
       Loss Statement of Changes in Shareholders'
       Equity Statement of Cash Flows and Notes]

4.     Approve the Management and actions of the Board           Mgmt          For                            For
       of Directors during the FYE 31 DEC 2008

5.1    Re-elect Mr. Jorge Enrich Izard as a Director             Mgmt          Against                        Against

5.2    Re-elect Mr. Federico Halpern Blasco as a Director        Mgmt          Against                        Against

5.3    Re-elect Mr. Jesus Serra Farre as a Director              Mgmt          Against                        Against

5.4    Re-elect Mr. Olandor S.L as a Director                    Mgmt          Against                        Against

6.     Approve the delay of naming new Councils to               Mgmt          For                            For
       the subsidiaries

7.     Authorize the Board of Directors with the express         Mgmt          For                            For
       power of delegation for the derivative acquisition
       of the Company's own shares by the Company
       itself and/or by its subsidiaries

8.     Approve the delegation of powers to formalize             Mgmt          For                            For
       and execute all resolutions adopted by the
       shareholders at the OGM




--------------------------------------------------------------------------------------------------------------------------
 GRUPO EMPRESARIAL ENCE SA                                                                   Agenda Number:  701981107
--------------------------------------------------------------------------------------------------------------------------
        Security:  E5701K127
    Meeting Type:  OGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  ES0130625512
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, the Management               Mgmt          For                            For
       report and the Board Management of the Company
       and consolidated group

2.     Approve the application of the 2008 result                Mgmt          For                            For

3.1    Re-elect Mr. Juan Luis Arregui as a Board Member          Mgmt          For                            For

3.2    Re-elect Mr. Javier Echenique as a Board Member           Mgmt          For                            For

3.3    Re-elect Mr. Retos Operativos XXI as a Board              Mgmt          For                            For
       Member

3.4    Ratify and appoint Mr. Antonio Palacios as a              Mgmt          For                            For
       Board Member

3.5    Approve the other appointment                             Mgmt          Abstain                        Against

4.     Re-elect the Auditors                                     Mgmt          For                            For

5.     Authorize the Board for the acquisition of own            Mgmt          For                            For
       shares

6.     Approve the delegation of powers                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRUPO PRISA                                                                                 Agenda Number:  701958021
--------------------------------------------------------------------------------------------------------------------------
        Security:  E8183K102
    Meeting Type:  OGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  ES0171743117
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       19 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, the Management               Mgmt          For                            For
       report and the proposal of application the
       2008 result

2.     Approve the Board Management                              Mgmt          For                            For

3.     Appoint the Auditors                                      Mgmt          Against                        Against

4.     Appoint the Board Members                                 Mgmt          Abstain                        Against

5.     Approve the modification of the Article 19 of             Mgmt          For                            For
       the Company's Bylaws

6.     Approve the retribution of the Board                      Mgmt          For                            For

7.     Grant authority for the acquisition of own shares         Mgmt          For                            For
       leaving without effect the part not used in
       the previous agreement

8.     Approve the delegation of powers                          Mgmt          For                            For

9.     Approve the report to the OGM over the modifications      Mgmt          Abstain                        Against
       at the Board's Bylaws




--------------------------------------------------------------------------------------------------------------------------
 GRUPPO COIN SPA, VENEZIA                                                                    Agenda Number:  701650334
--------------------------------------------------------------------------------------------------------------------------
        Security:  T30120108
    Meeting Type:  AGM
    Meeting Date:  25-Jul-2008
          Ticker:
            ISIN:  IT0004092091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       05 AUG 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

1.     Authorize the Board of Directors for purchase             Mgmt          For                            For
       and disposal of own shares, consequent and
       related resolutions




--------------------------------------------------------------------------------------------------------------------------
 GRUPPO COIN SPA, VENEZIA                                                                    Agenda Number:  701939968
--------------------------------------------------------------------------------------------------------------------------
        Security:  T30120108
    Meeting Type:  OGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  IT0004092091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the balance sheet as of 31 DEC 2008               Mgmt          No Action
       together with report on Management activity,
       Internal and External Auditors reports, resolutions
       related there to

2.     Approve the resolutions concerning appointment            Mgmt          No Action
       of Board of Directors as per Article 15 of
       the By-law

3.     Approve to state Internal Auditors' emolument             Mgmt          No Action
       for the FY 01 FEB 2009/31 JAN 2010

4.     Approve the resolutions concerning appointment            Mgmt          No Action
       of Internal Auditors as per Article 22 and
       23 of the By-law




--------------------------------------------------------------------------------------------------------------------------
 GRUPPO EDITORIALE L ESPRESSO SPA                                                            Agenda Number:  701906286
--------------------------------------------------------------------------------------------------------------------------
        Security:  T52452124
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  IT0001398541
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 546764 DUE TO ADDITIONAL RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statements as at 31 DEC             Mgmt          No Action
       2008, report of the statutory Auditor's and
       of Auditors and Auditing Company

2.1.A  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Mr. Brugiavini Agar as a Board of Director
       and approve to determine the emoluments

2.1.B  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Mr. De Benedetti Carlo as a Board of
       Director and approve to determine the emoluments

2.1.C  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Mr. De Benedetti Rodolfo as a Board
       of Director and approve to determine the emoluments

2.1.D  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Mr. Di Giorgio Giorgio as a Board of
       Director and approve to determine the emoluments

2.1.E  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Mr. Dini Francesco as a Board of Director
       and approve to determine the emoluments

2.1.F  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Mr. Erede Segio as a Board of Director
       and approve to determine the emoluments

2.1.G  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Mr. Greco Mario as a Board of Director
       and approve to determine the emoluments

2.1.H  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Mr. Mondardini Monica as a Board of
       Director and approve to determine the emoluments

2.1.I  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Mr. Onesti Tiziano as a Board of Director
       and approve to determine the emoluments

2.1.J  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Mr. Paravicini Luca as a Board of Director
       and approve to determine the emoluments

2.2.A  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Mr. Martinetti Maurizio as a Board
       of Director and approve to determine the emoluments

2.2.B  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Mr.  Masoni Giuseppe as a Board of
       Director

3.1.A  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Laghi Enrico as the acting statutory
       Auditor and approve to determine the emoluments

3.1.B  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Macchiorlatti Vignat Luigi as the acting
       statutory Auditor and approve to determine
       the emoluments

3.1.C  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Romano Mauro as the acting statutory
       Auditor and approve to determine the emoluments

3.1.D  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Zingales Riccardo as the alternate
       statutory Auditor and approve to determine
       the emoluments

3.1.E  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Cipolla Silvano as the alternate statutory
       Auditor and approve to determine the emoluments

3.1.F  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Colombo Massimo as the alternate statutory
       Auditor and approve to determine the emoluments

3.2.A  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Barbara Giovanni as the acting statutory
       Auditor and approve to determine the emoluments

3.2.B  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Vanni Fabio as the acting statutory
       Auditor and approve to determine the emoluments

3.2.C  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Bandiera Massimo as the acting statutory
       Auditor and approve to determine the emoluments

3.2.D  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Ianiro Mauro as the alternate statutory
       Auditor and approve to determine the emoluments

3.2.E  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Busetto Domenico as the alternate statutory
       Auditor and approve to determine the emoluments

3.2.F  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No Action
       Appoint Perrotti Gabriele as the alternate
       statutory Auditor and approve to determine
       the emoluments

4.     Authorize the Board of Directors to purchase              Mgmt          No Action
       and dispose own shares

5.     Approve the Extraordinary Stock Option Plan               Mgmt          No Action
       for year 2009 in favour of employees of the
       Company and of controlled Companies

6.     Approve the Stock Option Plan for year 2009               Mgmt          No Action
       in favour of employees of the Company and of
       controlled Companies




--------------------------------------------------------------------------------------------------------------------------
 GS YUASA CORPORATION                                                                        Agenda Number:  702019820
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1770L109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3385820000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profit                           Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Directors and          Corporate Auditors

7      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG INVESTMENT LTD                                                                    Agenda Number:  701726753
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2929L100
    Meeting Type:  EGM
    Meeting Date:  24-Oct-2008
          Ticker:
            ISIN:  HK0270001396
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Listing Committee of The Stock Exchange of
       Hong Kong Limited [the Stock Exchange] granting
       approval of the listing of, and permission
       to deal in ordinary shares of the Company [the
       Shares] which may fall to be issued pursuant
       to the exercise of options [Options] granted
       under the share option scheme [the New Share
       Option Scheme] of the Company, the terms of
       which are contained in the document marked
       A and produced to the meeting and for the purpose
       of identification signed by a Director of the
       Company and a summary of which is set out in
       a circular dated 08 OCT 2008 and dispatched
       to the shareholders of the Company of which
       the notice convening this meeting forms part
       [the Condition], the New Share Option Scheme
       be and authorize the Board of Directors of
       the Company [the Board] to grant Options and
       to allot and issue Shares pursuant to the exercise
       of any Option and to do all such acts and to
       enter into all such transactions and arrangements
       as may be necessary or desirable in order to
       give effect to the New Share Option Scheme
       and, to the extent permissible under the Articles
       of Association of the Company, the Rules governing
       the Listing of Securities on the Stock Exchange
       and the rules of the New Share Option Scheme,
       the Directors of the Company may vote in respect
       of any resolution(s) under or affecting the
       New Share Option Scheme [including, without
       limitation, approving any amendments to the
       rules of the New Share Option Scheme as may
       be acceptable or not objected to by the Stock
       Exchange, the granting of Options there under
       or approving the allotment and issue of Shares
       upon exercise of Options there under notwithstanding
       any interest(s) of any Director(s)], for the
       avoidance of doubt, the total number of Shares
       which may be issued upon the exercise of the
       Options to be granted under the New Share Option
       Scheme shall not exceed 10% of the Shares in
       issue as at the date of the passing of this
       resolution, for the purpose of calculating
       the 10% limit, all options previously granted
       under the existing share option scheme [the
       Existing Share Option Scheme] of the Company
       which was adopted by the Company on 31 MAY
       2002 or any other schemes of the Company [including
       those outstanding, cancelled, lapsed in accordance
       with the relevant scheme or exercised] will
       not be counted; the Existing Share Option Scheme
       is hereby terminated on the same date as the
       New Share Option Scheme comes into effect upon
       approval of the New Share Option Scheme in
       accordance with (a) above and fulfillment of
       the Condition, provided that any options granted
       under the Existing Share Option Scheme prior
       to the passing of this resolution shall not,
       in any way, be affected or prejudiced and all
       such options shall continue to be valid and
       exercisable in accordance with the Existing
       Share Option Scheme

2.     Re-elect Mr. Huang Xiaofeng as a Director of              Mgmt          Against                        Against
       the Company




--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG INVT LTD                                                                          Agenda Number:  701932279
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2929L100
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  HK0270001396
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive and consider the audited consolidated             Mgmt          For                            For
       financial statements and the reports of the
       Directors of the Company [the "Directors"]
       and the Auditors of the Company [the "Auditors"]
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.1    Re-elect Mr. Li Wenyue as a Director of the               Mgmt          Against                        Against
       Company

3.2    Re-elect Mr. Cheng Mo Chi, Moses as a Director            Mgmt          Against                        Against
       of the Company [Authority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2012 or 30 JUN 2012 in accordance
       with the Articles of Association of the Company
       and/or any applicable laws and regulations]

3.3    Re-elect Mr. Zhai Zhiming as a Director of the            Mgmt          Against                        Against
       Company [Authority expires the earlier of the
       conclusion of the AGM of the Company to be
       held in 2012 or 30 JUN 2012 in accordance with
       the Articles of Association of the Company
       and/or any applicable laws and regulations]

3.4    Re-elect Mr. Sun Yingming as a Director of the            Mgmt          Against                        Against
       Company [Authority expires the earlier of the
       conclusion of the AGM of the Company to be
       held in 2012 or 30 JUN 2012 in accordance with
       the Articles of Association of the Company
       and/or any applicable laws and regulations]

3.5    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of Directors

4.     Re-appoint Ernst & Young as the Auditors and              Mgmt          For                            For
       authorize the Board to fix their remuneration

5.     Authorize the Directors, subject to the other             Mgmt          For                            For
       provisions of this resolution and pursuant
       to Section 57B of the Companies Ordinance [Chapter
       32 of the Laws of Hong Kong], to allot, issue
       and deal with ordinary shares of HKD 0.50 in
       the capital of the Company and make or grant
       offers, agreements and options or warrants
       which would or might require the exercise of
       such powers be and is hereby generally and
       unconditionally approved; during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company, otherwise than pursuant
       to i) a Rights Issue or ii) the exercise of
       the subscription or conversion rights attaching
       to any warrants, preference shares, convertible
       bonds or other securities issued by the Company
       which are convertible into ordinary Shares
       or iii) the exercise of options granted by
       the Company under any option scheme or similar
       arrangement for the time being adopted for
       the grant to Directors, officers and/or employees
       of the Company and/or any of its subsidiaries
       and/or other eligible person [if any] of rights
       to acquire ordinary Shares or iv) any scrip
       dividend or similar arrangement providing for
       the allotment of Ordinary Shares in lieu of
       the whole or part of a dividend on the ordinary
       Shares; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company is required by the
       Articles or any applicable laws of the Hong
       Kong Special Administrative Region of the People's
       Republic of China [Hong Kong] to be held]

6.     Authorize the Directors during the Relevant               Mgmt          For                            For
       Period of all the powers of the Company to
       repurchase Ordinary Shares on The Stock Exchange
       of Hong Kong Limited [the "Hong Kong Stock
       Exchange"] or on any other stock exchange on
       which the securities of the Company may be
       listed and authorized by the Securities and
       Futures Commission and the Hong Kong Stock
       Exchange under the Hong Kong Code on Share
       Repurchases for this purpose, subject to and
       in accordance with all applicable laws and
       the requirements of the Rules Governing the
       Listing of Securities on the Hong Kong Stock
       Exchange or any other stock exchange as amended
       from time to time, be and is hereby generally
       and unconditionally approved; the aggregate
       nominal amount of the Ordinary Shares which
       the Company is authorized to repurchase pursuant
       to the approval in paragraph (a) of this resolution
       shall not exceed 10% of the aggregate nominal
       amount of the Ordinary Shares in issue as at
       the date of the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws of Hong Kong to be held]

7.     Authorize the Directors, conditional upon the             Mgmt          For                            For
       passing of Resolutions 05 and 06 set out in
       the notice convening this meeting, the aggregate
       nominal amount of the number of Ordinary Shares
       which are repurchased by the Company under
       the authority granted to the Directors as mentioned
       in the said Resolution 06 shall be added to
       the aggregate nominal amount of share capital
       that may be allotted, issued or dealt with
       or agreed conditionally or unconditionally
       to be allotted, issued or dealt with by the
       Directors pursuant to the approval in the said
       Resolution 05

S.8    Amend the Articles of Association of the Company          Mgmt          Against                        Against
       as follows: Article 66A; 69A; 77; 78A; 134A
       as specified




--------------------------------------------------------------------------------------------------------------------------
 GUANGZHOU INVESTMENT COMPANY LIMITED                                                        Agenda Number:  701773409
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2931U106
    Meeting Type:  EGM
    Meeting Date:  10-Dec-2008
          Ticker:
            ISIN:  HK0123000694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       1. THANK YOU.

1.     Approve and ratify, the Transfer Agreement [as            Mgmt          For                            For
       specified], and the execution, delivery and
       performance by the Company of the Transfer
       Agreement; and the Transfer [as specified]
       and all transactions contemplated under or
       incidental to the Transfer Agreement and all
       actions taken or to be taken by the Company
       and/or its subsidiaries pursuant to the Transfer
       Agreement; and authorize any one Director of
       the Company for and on behalf of the Company
       to do all such acts and things, to sign, execute
       and deliver all such other documents, deeds,
       instruments and agreements and to take such
       steps as he may consider necessary, desirable
       or expedient to give effect to or in connection
       with the Transfer, the Transfer Agreement or
       any of the transactions contemplated under
       the Transfer Agreement and all other matters
       incidental thereto




--------------------------------------------------------------------------------------------------------------------------
 GUANGZHOU INVT LTD                                                                          Agenda Number:  701913003
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2931U106
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  HK0123000694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Adopt the audited accounts for the YE 31 DEC              Mgmt          For                            For
       2008 and the reports of the Directors and Auditor
       thereon

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Lu Zhifeng as a Director                     Mgmt          Against                        Against

3.2    Re-elect Mr. Zhang Zhaoxing as a Director                 Mgmt          Against                        Against

3.3    Re-elect Mr. Yu Lup Fat Joseph as a Director              Mgmt          For                            For

3.4    Re-elect Mr. Lee Ka Lun as a Director                     Mgmt          For                            For

3.5    Re-elect Mr. Lau Hon Chuen Ambrose as a Director          Mgmt          For                            For

3.6    Authorize the Board to fix Directors' remuneration        Mgmt          For                            For

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       of the Company and to authorize the Board to
       fix their remuneration

5.A    Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period, to repurchase its own
       shares on The Stock Exchange of Hong Kong Limited
       [Stock Exchange] or any other stock exchange
       on which the securities of the Company may
       be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange [Listing Rules] or of
       any other stock exchange as amended from time
       to time, be and is hereby generally and unconditionally
       approved; the aggregate nominal amount of shares
       of the Company which may be purchased by the
       Company shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       of this resolution, and the said approval shall
       be limited accordingly;[Authority expires earlier
       at the conclusion of the next AGM of the Company
       or within which the next AGM of the Company
       is required by the Articles of Association
       of the Company or any applicable laws of Hong
       Kong to be held]

5.B    Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period, to allot, issue and deal
       with additional shares in the capital of the
       Company and to make or grant offers, agreements
       and options which might require the exercise
       of such power be and is hereby generally and
       unconditionally approved, pursuant to Section
       57B of the Companies Ordinance; authorize the
       Directors of the Company during the relevant
       period to make or grant offers, agreements
       and options which would or might require the
       exercise of such power after the end of the
       relevant period; approve the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       [whether pursuant to an option or otherwise]
       by the Directors of the Company, otherwise
       than pursuant to (i) a Rights Issue, (ii) any
       option scheme or similar arrangement for the
       time being adopted for the grant or issue to
       eligible participants under such scheme and
       arrangement of the Company and/or any of its
       subsidiaries of shares or rights to acquire
       shares of the Company, or (iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company,
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of passing of this
       resolution and the said approval shall be limited
       accordingly; [Authority expires earlier at
       the conclusion of the next AGM of the Company
       or within which the next AGM of the Company
       is required by the Articles of Association
       of the Company or any applicable laws of Hong
       Kong to be held]

5.C    Approve, conditional upon the passing of resolutions      Mgmt          For                            For
       under sub-paragraphs A and B above, the aggregate
       nominal amount of the number of shares in the
       capital of the Company which shall have been
       repurchased by the Company pursuant to and
       in accordance with sub-paragraph A above shall
       be added to the aggregate nominal amount of
       the share capital of the Company which may
       be allotted or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to and in accordance with the exercise
       of the general mandate approved in sub-paragraph
       B above

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GULLIVER INTERNATIONAL CO.,LTD.                                                             Agenda Number:  701953108
--------------------------------------------------------------------------------------------------------------------------
        Security:  J17714106
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  JP3235700006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions, Allow Board to
       Make Rules   Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 GUNNS LTD                                                                                   Agenda Number:  701722034
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4393F105
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  AU000000GNS5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial report of               Non-Voting    No vote
       the Company for the YE 30 JUN 2008 and the
       report of the Directors and the Auditor thereon

2.     Adopt the remuneration report of the Company              Mgmt          For                            For
       for the YE 30 JUN 2008, as specified

3.A    Re-elect Mr. C.J. Newman as a Director of the             Mgmt          For                            For
       Company, retires by rotation in accordance
       with the Constitution

3.B    Elect Mr. P.D. Teisseire as a Director of the             Mgmt          For                            For
       Company, retires in accordance with the Constitution




--------------------------------------------------------------------------------------------------------------------------
 GUNZE LIMITED                                                                               Agenda Number:  701984735
--------------------------------------------------------------------------------------------------------------------------
        Security:  J17850124
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3275200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 GUOCOLAND LTD, SINGAPORE                                                                    Agenda Number:  701722907
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y29599100
    Meeting Type:  EGM
    Meeting Date:  17-Oct-2008
          Ticker:
            ISIN:  SG1R95002270
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Share Option Scheme to be know as             Mgmt          For                            For
       "The GuocoLand Limited Executives' Share Option
       Scheme 2008" [the Scheme] under which options
       [the Options] will be granted to selected confirmed
       employees of the Company and its subsidiaries
       including Executive Directors of the Company
       from time to time [collectively, the 'Employees']
       to acquire ordinary shares in the capital of
       the Company [Shares], particulars of which
       are set out in Appendix B to the Company's
       circular to shareholders dated 30 SEP 2008,
       subject to approval from the shareholders of
       Guoco Group Limited; and authorize the Directors
       of the Company: i) to establish and administer
       the Scheme; ii) to modify and / or amend the
       Scheme from time to time provided that such
       modifications and or/amendments are effected
       in accordance with the provisions of the Scheme
       and to do all such acts and to enter into all
       such transactions, arrangement and agreements
       as may be necessary, desirable or expedient
       in order to give full effect to the scheme;
       and [iii] to offer and grant in accordance
       with the provisions of the Scheme and to allot
       and issue from time to time such number of
       shares in the capital of the Company as may
       be required to be issued pursuant to the exercise
       of the options [notwithstanding that the exercise
       thereof or such allotment and issue may occur
       after the conclusion of the next or any ensuing
       AGM of the Company], provided that: 1)the aggregate
       number of shares over which the Committee may
       grant Options on any date, when added to the
       number of shares issued and transferred and
       issuable and transferable in respect of all
       options under the scheme, shall not exceed
       15% of the total number of issued shares of
       the Company [excluding treasury shares] on
       the day preceding that the date [Scheme Limit],
       provided that for so long as the Company is
       a subsidiary of Guoco Group Limited and Guoco
       Group Limited is listed on the Hong Kong Stock
       Exchange [HKSE], but subject always to the
       Scheme Limit: [aa] the aggregate number of
       new shares over which the Committee may grant
       options on any date, when added to the number
       of new shares issued and issuable in respect
       all options grants options on any date, when
       added to the number of new shares issued and
       issuable in respect of all options granted
       under the Scheme, shall not exceed 10% of the
       total number of issued shares at the date that
       this resolution is passed or the date that
       it is approved by the shareholders of Guoco
       Group Limited, whichever is the later, or such
       other limited as may be prescribed or permitted
       by the HKSE from time to time [HKSE Listing
       Rule Limit]; and [bb] the HKSE Listing Rules
       Limit may be increased under the HKSE Listing
       Rules as provided under the Scheme; and 2)
       that the aggregate number of shares to be offered
       to certain Employees collectively and individually
       during the duration of the Scheme [subject
       to adjustments, if any, made under the Scheme]
       shall not exceed such limits or [as the case
       may be] sub-limits as may be prescribed in
       the Scheme




--------------------------------------------------------------------------------------------------------------------------
 GUOCOLAND LTD, SINGAPORE                                                                    Agenda Number:  701723187
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y29599100
    Meeting Type:  AGM
    Meeting Date:  17-Oct-2008
          Ticker:
            ISIN:  SG1R95002270
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To lay before the meeting the Directors' report           Non-Voting    No vote
       and Audited accounts of the Company for the
       FYE 30 JUN 2008

1.     Declare a first and final tax-exempt dividend             Mgmt          For                            For
       of 8 cents per ordinary share for the FYE 30
       JUN 2008

2.     Approve the Directors' fees of SGD 411,000 for            Mgmt          For                            For
       the FYE 30 JUN 2008

3.     Re-elect Mr. Kwek Leng Hai as a Director, who             Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

4.     Re-elect Mr. Reggie Thein as a Director, who              Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

5.     Re-appoint Messrs KPMG as the Auditors of the             Mgmt          For                            For
       Company and authorize the Directors to fix
       their remuneration

6.A    Authorize the Directors, pending the adoption             Mgmt          For                            For
       of the proposed GuocoLand Limited Executives'
       Share Option Scheme 2008 [which will come into
       effect on the date on which such scheme is
       approved by the shareholders of the Company
       in a general meeting or the date on which it
       is approved by the shareholders of Guoco Group
       Limited in a general meeting, whichever is
       the later], to offer and grant options under
       the GuocoLand Limited Executives' Share Option
       Scheme [the Scheme] and to allot and issue
       from time to time such number of shares in
       the Company as may be required to be issued
       pursuant to the exercise of options under the
       Scheme, provided that the aggregate number
       of shares to be issued pursuant to the resolution
       when added to the number of shares issued and
       issuable in respect of all options granted
       under the Scheme shall not exceed 5% of the
       issued share capital of the Company for the
       time being subject to a maximum of 10% of the
       issued share capital of the Company as at 29
       OCT 2004

6.B    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, to issue
       shares in the Company at any time and upon
       such terms and conditions and for such purposes
       as the Directors may, in their absolute discretion
       deem fit, provided that the aggregate number
       of shares to be issued pursuant to this resolution
       does not exceed 10% of the issued share capital
       of the Company for the time being

7.     Transact any other business                               Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 GUOCOLAND LTD, SINGAPORE                                                                    Agenda Number:  701723238
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y29599100
    Meeting Type:  EGM
    Meeting Date:  17-Oct-2008
          Ticker:
            ISIN:  SG1R95002270
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors, for the purposes of              Mgmt          For                            For
       Sections 76C and 76E of the Companies Act,
       Chapter 50 [the "Companies Act"], to purchase
       or otherwise acquire ordinary shares in the
       issued share capital of the Company, not exceeding
       in aggregate 10% of the issued ordinary share
       capital of the Company, by way of market purchases
       on the Singapore Exchange Securities Trading
       Limited [SGX-ST], and/or off-market purchases
       effected otherwise than on the SGX-ST in accordance
       with any equal access scheme(s), at a price
       of up to 5% above the average closing market
       prices over the previous 5 market days in case
       of market purchase and 20% in case of off-market
       purchase; [Authority expires the earlier of
       the date of the next AGM of the Company or
       the date of the AGM as required by law]; and
       authorize the Directors of the Company and/or
       any of them to complete and do all such acts
       and things deemed necessary, expedient, incidental
       or in the interests of the Company to give
       effect to the transactions contemplated and/or
       authorized by this resolution




--------------------------------------------------------------------------------------------------------------------------
 GUYENNE ET GASCOGNE SA, BAYONNE                                                             Agenda Number:  701939033
--------------------------------------------------------------------------------------------------------------------------
        Security:  F47103118
    Meeting Type:  MIX
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  FR0000120289
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approval of the parent Company financial statements       Mgmt          No vote
       for the year: the general meeting, having taken
       note of the Management Board's report, the
       observations made by the Supervisory Board,
       the report of the Chairman of the Supervisory
       Board and the Statutory Auditors' reports,
       approves: the parent Company financial statements
       for the YE 31 DEC 2008 [balance sheet, income
       statement and notes] as presented, with EUR
       94,740,620 in net income, the transactions
       recorded in these financial statements or summarized
       in these reports. More specifically, the general
       meeting approves the total amount [indicated
       in the Management Board's report] of spending
       and expenses covered under Article 39-4 of
       the general French Tax Code [Code general des
       impost], as well as the corresponding tax.

O.2    Approval of the consolidated financial statements         Mgmt          No vote
       for the year: the general meeting, having taken
       note of the Management Board's report, the
       observations made by the Supervisory Board
       and the Statutory Auditors' report on the consolidated
       financial statements, approves: the consolidated
       financial statements for the YE 31 DEC 2008
       [balance sheet, income statement and notes],
       as presented, with EUR 31,775,000 in net income,
       the transactions recorded in these financial
       statements or summarized in these reports.

O.3    Approval of regulated agreements: the general             Mgmt          No vote
       meeting, having taken note of the Special Statutory
       Auditors' report on the agreements stipulated
       in Article L. 225-86 of the French Commercial
       Code, and giving its decision on this report,
       declares that it approves the terms thereof.

O.4    Approval of a regulated commitment made to the            Mgmt          No vote
       Chairman of the Management Board: ruling on
       the Special Statutory Auditors' report on regulated
       agreements and commitments, as presented, the
       general meeting approves the commitment made
       by the Company to Mr. Bertrand de Montesquiou,
       Chairman of the Management Board, corresponding
       to a severance benefit that may be payable
       when he retires from his office. This allowance
       is set at 0.5 months of the previous annual
       compensation for the office for each year present
       within the Company, capped at 1 year's compensation,
       subject to compliance with the performance
       criteria set and overseen by the Supervisory
       Board.

O.5    Approval of a regulated commitment made to a              Mgmt          No vote
       Management Board Member: ruling on the Special
       Statutory Auditors' report on regulated agreements
       and commitments, as presented, the general
       meeting approves the commitment made by the
       Company to Mr. Jean Boutsoque, Chief Executive
       Officer, corresponding to a severance benefit
       that may be payable when he retires from his
       office. This allowance is set at 0.5 months
       of the previous annual compensation for the
       office for each year present within the Company,
       capped at 1 year's compensation, subject to
       compliance with the performance criteria set
       and overseen by the Supervisory Board.

O.6    Approval of a regulated commitment made to a              Mgmt          No vote
       Management Board Member: ruling on the Special
       Statutory Auditors' report on regulated agreements
       and commitments, as presented, the general
       meeting approves the commitment made by the
       Company to Mr. Marc Leguillette, Company Secretary,
       corresponding to a severance benefit that may
       be payable when he retires from his office.
       This allowance is set at 0.5 months of the
       previous annual compensation for the office
       for each year present within the Company, capped
       at 1 year's compensation, subject to compliance
       with the performance criteria set and overseen
       by the Supervisory Board.

O.7    Appropriation of income: the general meeting              Mgmt          No vote
       approves the appropriation of income proposed
       by the Management Board as specified. As decided
       by the Management Board on 20 MAY 2008, an
       interim dividend of EUR 9 per share has already
       been paid out. The balance on the dividend
       represents EUR 3.80 for each of the 6,768,335
       shares outstanding at 31 DEC 2008, with this
       dividend to be paid out on 29 MAY 2009. The
       total amount distributed, for individual shareholders
       domiciled in France for tax purposes, is eligible
       for the 40% rebate set out under Article 158-3-2
       of the general French Tax Code. The sums corresponding
       to dividends not paid out relative to shares
       held as treasury stock will be allocated to
       "retained earnings". As required under French
       Law, shareholders are reminded that the dividends
       paid out over the last 3 financial years as
       specified.

O.A    PLEASE NOTE THIS RESOLUTION IS A SHAREHOLDER              Shr           No vote
       PROPOSAL: payment of an exceptional dividend
       proposed by a shareholder, Tocqueville Finance
       8, rue Lamennais, 75008 Paris, France, and
       not approved by the Management Board: The general
       meeting, ruling under the quorum and majority
       conditions required for OGM, resolves to pay
       Shareholders an exceptional dividend of EUR
       3.8 per share, representing a total of EUR
       25,719,673. As such, retained earnings would
       represent EUR 1,177,274. This exceptional dividend
       is to be paid out on 29 MAY 2009.

O.8    Authorization for the Company to purchase treasury        Mgmt          No vote
       stock: the general meeting, having taken note
       of the Management Board's report, authorizes
       the Management Board, pursuant to Articles
       L. 225-209 et sequence of the French Commercial
       Code, to buy Company shares over an 18 month
       period representing up to 5% of the current
       share capital, i.e. 338,416 shares, in one
       or more transactions at the times that it deems
       relevant. This authorization cancels and replaces
       the authorization given to the Management Board
       at the OGM on 21 MAY 2008. Acquisitions may
       be carried out with a view to: canceling any
       shares acquired, keeping the shares purchased
       and issuing them again subsequently in exchange
       or as payment for external growth operations,
       it being understood that shares acquired in
       this way may not exceed 5% of the Company's
       share capital. Such purchases may be made by
       any means, including the acquisition of blocks
       of securities, and at the times deemed necessary
       by the Management Board, including during a
       public offering period, within the limits of
       stock market regulations, however, the Company
       does not intend to make any use of derivatives.
       The maximum purchase price has been set at
       EUR 90 per share. In the event of an operation
       on the share capital, notably a stock split
       or consolidation or the free allocation of
       shares, the aforementioned price will be adjusted
       in the same proportions [investment multiplier
       equal to the ratio between the number of shares
       making up the capital before the transaction
       and the number of shares after the transaction].
       In this way, the maximum par amount for such
       transactions is set at EUR 30,457,440. The
       general meeting gives full powers to the Management
       Board to perform such operations, define the
       corresponding terms and conditions, enter into
       any agreements required and perform all formalities.

E.9    Authorization to reduce the share capital in              Mgmt          No vote
       connection with a share buyback program: the
       general meeting, ruling on an extraordinary
       basis and having taken note of the Management
       Board's report and the Statutory Auditors'
       report: authorizes the Management Board to
       cancel, on its decisions alone and in one or
       more transactions for up to 5% of the capital,
       calculated on the day of the cancellation decision,
       after deducting any shares cancelled during
       the previous 24 months, any shares that the
       Company may hold further to buyback transactions
       carried out as per Article L. 225-209 of the
       French Commercial Code, and to reduce the share
       capital accordingly, pursuant to the legal
       and regulatory provisions in force; Sets the
       validity of the present authorization for a
       period of 24 months as of the date of the present
       meeting, i.e. through to 20 MAY 2011; gives
       the Management Board full powers to carry out
       the transactions required for such cancellations
       and the corresponding reductions in the share
       capital, to amend the Company bylaws accordingly
       and to perform all formalities.

E.B    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No vote
       PROPOSAL: Removal of Sections 2 and 3 from
       Article 34 of the Bylaws relative to the awarding
       of double voting rights: amendment of Article
       34 proposed by a shareholder, Amber Capital
       Investment Management, 153 East 53rd Street
       [57th floor], Citigroup Center, New York, NY
       10022, USA, and not approved by the Management
       Board: the general meeting decides to remove
       Sections 2 and 3 from Article 34 of the Bylaws
       concerning the allocation of double voting
       rights and to replace the current Article 34
       of the bylaws as specified.

E.10   The general meeting gives the Management Board            Mgmt          No vote
       full powers for performing all filing and disclosure
       formalities.




--------------------------------------------------------------------------------------------------------------------------
 GWA INTERNATIONAL LTD                                                                       Agenda Number:  701708109
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4394K103
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  AU000000GWT4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive and consider the Company's financial           Non-Voting    No vote
       statements for the FYE 30 JUN 2008 together
       with the statement and report by the Directors
       and the report by the Auditor in relation thereto

1.     Re-elect Mr. Jim Kennedy as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Clause 10.3 of the Company's Constitution

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008

3.     Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       7.2 exception 9, and for all the purposes,
       the Long Term Incentive Plan, as specified

4.     Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       10.14, and all other purposes, grant of performance
       rights [incorporating the right to acquire
       shares in the Company] to the Managing Director,
       Mr. Peter Crowley, to a maximum value of AUD
       870,000 under the GWA International Limited
       Long Term Incentive Plan [LTIP] which is constituted
       and administrated in accordance with the Rule
       of LTIP




--------------------------------------------------------------------------------------------------------------------------
 H&R REAL ESTATE INVT TR                                                                     Agenda Number:  701689359
--------------------------------------------------------------------------------------------------------------------------
        Security:  403925100
    Meeting Type:  SGM
    Meeting Date:  19-Sep-2008
          Ticker:
            ISIN:  CA4039251000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.A    Approve, in accordance with the interim order             Mgmt          For                            For
       of the Court of Queen's Bench of Alberta [the
       Court] dated 15 AUG 2008 [the Interim Order],
       substantially in the form attached as Schedule
       A to the accompanying management information
       circular dated 20 AUG 2008 [the Circular],
       among other things: (i) and ratify, approve
       and adopt a plan of arrangement under the Business
       Corporations Act (Alberta) [the Plan of Arrangement],
       (ii) the Trustees to enter into an amended
       and restated Declaration of Trust in substantially
       the form set out in Schedule C to the Circular,
       to give effect to the Plan of Arrangement and
       as a consequence of the Plan of Arrangement
       or otherwise as contemplated in the Circular,
       together with such minor, clarifying or clerical
       amendments to the Declaration of Trust as they,
       in their sole discretion; (iii) the Trustees
       to enter into, ratify, authorize, approve or
       adopt an amendment and restatement of each
       of the Unit Option Plan, Unit holder Distribution
       Reinvestment Plan and Unit Purchase Plan, Unit
       holder Rights Plan and Omnibus Management Agreement
       [or, in the sole discretion of the trustees,
       separate equivalent management agreements with
       respect to Canadian properties and U.S. properties]
       [the REIT Documents] in each case as may be
       necessary or desirable to give effect to the
       Plan of Arrangement and as a consequence of
       the Plan of Arrangement or otherwise as contemplated
       in the Circular; and (iv) any Trustee or Officer
       of the REIT to enter into, to execute or cause
       to be executed on behalf of the REIT or to
       prepare and deliver or cause to be prepared
       and delivered all such documents, agreements
       and instruments, including the Declaration
       of Trust, the REIT Documents and any other
       documents, agreements and instruments involving
       the REIT, or cause to be done all such other
       acts and things as such Trustee or Officer
       shall determine to be necessary or desirable
       in order to carry out the intent of the foregoing
       resolution and the matter authorized thereby,
       such determination to be conclusively evidenced
       by the execution or preparation and delivery
       of such document, agreement or instrument or
       the doing of any such act or thing; if so approved
       by the Court, the Plan of Arrangement would,
       among other things: (i) effect, or cause to
       be effected, the Spin-off as described in the
       Circular, and (ii) effect, or cause to be effected,
       the Alberta Transactions as described in the
       Circular

B.     Approve, if thought fit, to pass, with or without         Mgmt          For                            For
       variation, a resolution, substantially in the
       form attached as Schedule B to the Circular
       with respect to such proposed amendments to
       the Unit Option Plan as specified

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 H&R REAL ESTATE INVT TR / H&R FIN TR                                                        Agenda Number:  701887537
--------------------------------------------------------------------------------------------------------------------------
        Security:  404428203
    Meeting Type:  MIX
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  CA4044282032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE RESOLUTIONS BELONG TO              Non-Voting    No vote
       REIT. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR ''ABSTAIN" FOR RESOLUTIONS
       NUMBERS 1 TO 3 AND ''IN FAVOR" OR "AGAINST"
       FOR RESOLUTIONS 4 TO 7. THANK YOU.

       To receive the audited consolidated financial             Non-Voting    No vote
       statements of the REIT for the FYE 31 DEC 2008
       and the report of the Auditors thereon

1.     Elect Mr. Edward Gilbert as a Trustee of the              Mgmt          For                            For
       REIT

2.     Elect Hon. Robert Kaplan P.C. Q.C. as a Trustee           Mgmt          For                            For
       of the REIT

3.     Appoint Auditors of the REIT and authorize the            Mgmt          Against                        Against
       Trustees of the REIT to fix the remuneration
       of the Auditors of the REIT

4.     Approve amendments to the declaration of Trust            Mgmt          For                            For
       of the REIT: (i) to eliminate any reference
       to distributable cash or any specified minimum
       cash distribution other than taxable income
       to better align with current industry practice
       which evaluates real estate investment trusts
       on the basis of Funds from operations or equivalent
       measures (including Adjusted Funds from Operations),
       and to be consistent with the REIT's peer group
       (including RioCan Real Estate Investment Trust,
       Canadian Real Estate Investment Trust and Calloway
       Real Estate Investment Trust), and to clarify
       the circumstances in which units may be issued
       as payment or partial payment of distributions
       to Unitholders; (ii) to rectify the quorum
       requirements for meetings of trustees and committees
       thereof and the time period within which the
       REIT must send certain reports to Unitholders;
       and (iii) to expand the definition of indebtedness
       used in the REIT's operating policy concerning
       limitation on indebtedness to include debt
       incurred by the REIT in connection with the
       Bow development project

5.     Approve the amendments to the Declaration of              Mgmt          For                            For
       Trust of the REIT as specified

S.6    Approve the amendments to the definition of               Mgmt          For                            For
       indebtedness in the Declaration of Trust of
       the REIT as specified

7.     Approve the Unitholder Rights Plan as specified           Mgmt          For                            For

       PLEASE NOTE THAT THESE RESOLUTIONS BELONG TO              Non-Voting    No vote
       FINANCE TRUST. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS 1 TO 4 AND ''IN FAVOR" OR "AGAINST"
       ONLY FOR RESOLUTION 5. THANK YOU.

       To receive the audited financial statements               Non-Voting    No vote
       of Finance Trust for the FYE 31 DEC 2008 and
       the report of the Auditors thereon

1.     Elect Mr. Marvin Rubner as a Trustee of Finance           Mgmt          For                            For
       Trust

2.     Elect Mr. Shimshon [Stephen] Gross as a Trustee           Mgmt          For                            For
       of Finance Trust

3.     Elect Mr. Neil Sigler as a Trustee of Finance             Mgmt          For                            For
       Trust

4.     Appoint the Auditors of Finance Trust and authorize       Mgmt          Against                        Against
       the Trustees of Finance Trust to fix the remuneration
       of Auditors of Finance Trust

5.     Approve the amendments to the declaration of              Mgmt          For                            For
       Trust of Finance Trust as specified

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 H. LUNDBECK A/S                                                                             Agenda Number:  701889555
--------------------------------------------------------------------------------------------------------------------------
        Security:  K4406L129
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  DK0010287234
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 553336 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Report of the Supervisory Board on the activities         Non-Voting    No vote
       of the Company during the previous year

2.     Receive the annual report, and grant discharge            Mgmt          For                            For
       to the Supervisory Board and the Executive
       Management from liability

3.     Approve the dividend of 30% of the net profit             Mgmt          For                            For
       for the year, corresponding to DKK 2.30 per
       share or a total amount of DKK 452.8 million
       be distributed for the FY 2008

4.     Re-elect Messrs. Per Wold-Olsen, Thorleif Krarup,         Mgmt          For                            For
       Peter Kurstein, Mats Pettersson, Jes Ostergaard
       and Egil Bodd as the Director

5.     Re-appoint Deloitte Statsautoriseret RevisionsaktieselskabMgmt          For                            For
       as the authorized Accountants

6.1    Approve the DKK 3.8 million reduction in share            Mgmt          For                            For
       capital via share cancellation

6.2    Approve the creation of DKK 40 million pool               Mgmt          For                            For
       of capital without preemptive rights

6.3    Amend the Articles regarding new Article regarding        Mgmt          For                            For
       provision governing electronic

6.4    Amend the Articles regarding convocation of               Mgmt          For                            For
       meeting

6.5    Authorize the Chairman of meeting to make editorial       Mgmt          Against                        Against
       changes to adopted resolutions in connection
       with registration

7.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 H.I.S.CO.,LTD.                                                                              Agenda Number:  701799364
--------------------------------------------------------------------------------------------------------------------------
        Security:  J20087102
    Meeting Type:  AGM
    Meeting Date:  29-Jan-2009
          Ticker:
            ISIN:  JP3160740001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Approve Payment of Bonuses to Directors                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 H2O RETAILING CORPORATION                                                                   Agenda Number:  701985612
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2358J102
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3774600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HAKON INVEST AB                                                                             Agenda Number:  701854449
--------------------------------------------------------------------------------------------------------------------------
        Security:  W4248R109
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  SE0000652216
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Meeting is opened                                         Non-Voting    No vote

2.     Elect Lawyer Claes Beyer as the Chairman of               Non-Voting    No vote
       the meeting

3.     Preparation and approval of the voting list               Non-Voting    No vote

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election of Secretary and two minutes-checkers            Non-Voting    No vote
       to attest the minutes jointly with the Chairman

6.     Determination of whether the meeting has been             Non-Voting    No vote
       duly convened

7.     Report on the operations of the Company                   Non-Voting    No vote

8.     Report on the work and performance of the Board           Non-Voting    No vote
       and its Committees

9.     Presentation of the the annual report and the             Non-Voting    No vote
       Auditors' report and the consolidated financial
       statements and the consolidated Auditors' report

10.    Adopt the income statement and balance sheet              Mgmt          For                            For
       and the consolidated income statement and balance
       sheet

11.    Approve a dividend of SEK 5.00 per common share;          Mgmt          For                            For
       27 APR 2009 as the record date for receiving
       the dividend; payment of the dividend is expected
       to be made via VPC AB on 30 APR 2009

12.    Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and of the President from liability
       for the FY

13.    Receive the report on the work of the Nomination          Non-Voting    No vote
       Committee

14.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 7 [unchanged]

15.    Approve that the total fees to the Board shall            Mgmt          For                            For
       be unchanged from the previous year, this amounting
       to a total fees of SEK 1,980,000 of which SEK
       550,000 is to be paid to the Chairman of the
       Board, SEK 330,000 to the Deputy Chairman and
       SEK 220,000 to each of the other Members elected
       by the meeting; and the total fees for committee
       work remain unchanged from the previous year;
       such that a provision of SEK 325,000 is made
       for Committee work; for 2009 fees are distributed
       as follows: for work in the Investment Committee,
       remuneration is to be paid in a total amount
       of SEK 100,000, representing a payment of SEK
       25,000 to each of the members, including the
       Chairman; this reduces the Chairman fee by
       SEK 25,000 compared with the previous year;
       for work in the Audit Committee, remuneration
       is to be paid in a total amount of SEK 100,000,
       of which SEK 75,000 is to be paid to the Chairman
       and SEK 25,000 to the other Member; and this
       increases the Chairman's fee by SEK 25,000
       compared with the previous year; for work in
       the Remuneration Committee, a total of SEK
       50,000 is to be paid, or SEK 25,000 for each
       Member; an amount of SEK 75,000 is reserved
       in order to facilitate the election of up to
       3 more Directors in the Committees or establish
       further committees within the Board; and the
       fees to the Auditors be as per approved invoice

16.    Re-elect Messrs. Lars Otterbeck, Cecilia Daun             Mgmt          For                            For
       Wennborg, Anders Fredriksson, Thomas Strindeborn,
       Jan-Olle Folkesson, Jan Olofsson and Magnus
       Moberg as the Board Bembers; and re-elect Mr.
       Lars Otterbeck as the Chairman of the Board

17.    Approve the decisions regarding the Nomination            Mgmt          For                            For
       Committee as specified

18.    Approve the specified guidelines for the remuneration     Mgmt          For                            For
       to the Senior Executives

19.    Approve the 2009 share related incentive programs         Mgmt          For                            For
       and the transfer of the Company's own shares
       as specified

20.    Authorize the Board to acquire on 1 or more               Mgmt          For                            For
       occasions during the period leading up to the
       next AGM a maximum of 43,500 common shares
       in the Company; the acquisitions shall be made
       on the NASDAQ OMX Stockholm exchange at a price
       within the registered price interval at any
       given time; that is, between the highest bid
       price and the lowest ask price; repurchase
       may not occur until after the date of allotment
       of rights under the programs; that is, no earlier
       than 08 JUN 2009

21.    Other matters                                             Non-Voting    No vote

22.    Closing of the Meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HALCOR SA                                                                                   Agenda Number:  701972514
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3239T107
    Meeting Type:  OGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  GRS281101006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements for 2008 along           Mgmt          No Action
       with the Board of Director's and the Chartered
       Auditor's reports

2.     Approve the dismissal of the Board of Director's          Mgmt          No Action
       and the Chartered Auditors from every compensational
       responsibility for 2008

3.     Elect the Ordinary and Substitute Chartered               Mgmt          No Action
       Auditors for 2009 and approve their remuneration

4.     Approve the validation of the election of temporary       Mgmt          No Action
       consultants

5.     Approve the modification of Association's Article         Mgmt          No Action
       11 paragraph 1 on the number of Board of Director
       members

6.     Elect the New Board of Director's                         Mgmt          No Action

7.     Appoint the Members of the Audit Committee                Mgmt          No Action

8.     Various announcements                                     Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 HALDEX AB, STOCKHOLM                                                                        Agenda Number:  701842634
--------------------------------------------------------------------------------------------------------------------------
        Security:  W3924P122
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  SE0000105199
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting and elect Mr. Lars-Goran           Mgmt          For                            For
       Moberg as the Chairman of the AGM 2009

2.     Approve the voting list                                   Mgmt          For                            For

3.     Elect 2 persons to approve the minutes                    Mgmt          For                            For

4.     Approve to determine the compliance with the              Mgmt          For                            For
       rules of convocation

5.     Approve the agenda                                        Mgmt          For                            For

6.     Approve the Managing Director's report                    Mgmt          For                            For

7.     Receive the annual report and the Auditor's               Mgmt          For                            For
       report and the consolidated financial statements
       and the Group Auditor's report

8.A    Adopt the statement of income and the balance             Mgmt          Abstain                        Against
       sheet and the consolidated statement of income
       and the consolidated balance sheet

8.B    Grant discharge to the Board of Directors and             Mgmt          Abstain                        Against
       the Managing Director from personal liability
       for the FY 2008

8.C    Approve that no dividend is distributed for               Mgmt          For                            For
       the FY 2008 and that unappropriated profits
       available for the general meeting are carried
       forward

9.     Approve to determine the number of Directors              Mgmt          For                            For
       to be 7, with no Deputy Directors

10.    Approve to determine the fees to the Directors            Mgmt          For                            For
       for the period up to and including the AGM
       2010 shall be paid and distributed between
       the Directors as follows: the Chairman of the
       Board of Directors shall receive SEK 450,000,
       and each of the other Directors shall receive
       SEK 175,000; consideration for Committee work
       shall be allocated as follows: Chairman of
       the Audit Committee SEK 100,000, Member of
       the Audit Committee SEK 50,000, Chairman of
       the Compensation Committee SEK 50,000 and Member
       of the Compensation Committee SEK 25,000

11.    Approve to determine the fees to the Auditors             Mgmt          For                            For
       in accordance with their submitted offer, in
       respect of the audit, and for other services
       on approved account

12.    Re-elect Messrs. Lars-Goran Moberg, Anders Boos,          Mgmt          For                            For
       Arne Karlsson, Caroline Sundewall, Anders Thelin,
       Cecilia Vieweg, and elect Mr. Stefan Charette,
       all for the period up to and including the
       next AGM as the Directors and elect Mr. Lars-Goran
       Moberg as a Chairman of the Board

13.    Approve that the Nomination Committee has not             Mgmt          For                            For
       had the possibility to prepare election of
       a new deputy Auditor in replacement of Mr.Ronnie
       Ekman; proposal will be presented later

14.    Approve the composition of the Nomination Committee       Mgmt          For                            For
       as specified

15.    Approve the guidelines for remuneration to senior         Mgmt          For                            For
       Executives as specified

16.    Authorizes the Board to repurchase own shares             Mgmt          For                            For
       on 1 or several occasions during the period
       up to the AGM 2010 in accordance with the following:
       transfer of own shares shall be made either
       on the NASDAQ OMX Stockholm or in another manner;
       transfer of own shares may be made with deviation
       from the shareholders' preferential rights;
       the maximum number of shares that may be transferred
       shall be the total number of own shares held
       by the Company at the time of the Board's resolution
       to transfer the shares; transfer of shares
       shall be made at a price that shall be determined
       in close connection with the shares' quoted
       price at the time of the Board's resolution
       to transfer the shares; payment for the transferred
       shares may be made in cash, by contribution
       in kind or by set-off

17.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE                                                Agenda Number:  701650726
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4280E105
    Meeting Type:  AGM
    Meeting Date:  23-Jul-2008
          Ticker:
            ISIN:  GB00B012TP20
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the Directors' and the Auditor's report for
       the YE 28 MAR 2008

2.     Declare a final dividend of 10.35 pence per               Mgmt          For                            For
       ordinary share

3.     Approve the Directors' remuneration repot                 Mgmt          For                            For

4.     Re-elect Mr. Keith Harris as a Director, who              Mgmt          For                            For
       retires by rotation

5.     Re-elect Mr. Nigel Wilson as a Director, who              Mgmt          For                            For
       retires by rotation

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditor

7.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditor

8.     Grant authority for the issue of equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 703,937

S.9    Grant authority for the issue of equity or equity-linked  Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 105,591

S.10   Authorize the Company to make 21,118,112 ordinary         Mgmt          For                            For
       shares for market purchases

11.    Authorize the Company and its Subsidiaries to             Mgmt          For                            For
       Make EU Political Donations to Political Parties
       or Independent Election Candidates up to GBP
       50,000 to Political Organization other than
       Political Parties up to GBP 50,000 and Incur
       EU Political Expenditure up to GBP 5

S.12   Approve and adopt the new Articles of Association         Mgmt          For                            For
       of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AMOUNT IN RESOLUTIONS 2, 8, 9, 10 AND 11.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 HALMA PLC, AMERSHAM                                                                         Agenda Number:  701653568
--------------------------------------------------------------------------------------------------------------------------
        Security:  G42504103
    Meeting Type:  AGM
    Meeting Date:  31-Jul-2008
          Ticker:
            ISIN:  GB0004052071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Directors' report, including the              Mgmt          For                            For
       audited part of the remuneration report, and
       the accounts for the period of 52 weeks to
       29 MAR 2008

2.     Declare a dividend on the ordinary shares                 Mgmt          For                            For

3.     Approve the remuneration report as specified              Mgmt          For                            For
       and accounts for the 52 weeks to 29 MAR 2008

4.     Re-elect Mr. E Jane Aikman as a Director who              Mgmt          For                            For
       was appointed in AUG 2007 and who retires in
       accordance with the Articles of Association

5.     Re-elect Mr. Adam J Meyers as a Director who              Mgmt          For                            For
       was appointed in APR 2008 and who retires in
       accordance with the Articles of Association

6.     Re-elect Mr. E. Geoffrey Unwin as a Director              Mgmt          For                            For
       who retires from the Board by rotation and
       being eligible offers himself for re-election

7.     Re-elect Mr. Andrew J. Williams as a Director             Mgmt          For                            For
       who retires from the Board by rotation and
       being eligible offers himself for re-election

8.     Re-elect Mr. Neil Quinn as a Director who retires         Mgmt          For                            For
       from the Board by rotation and being eligible
       offers himself for re-election

9.     Re-elect Mr. Kevin J. Thompson as a Director              Mgmt          For                            For
       who retires from the Board by rotation and
       being eligible offers himself for re-election

10.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

11.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

12.    Authorize the Directors, to allot relevant securities     Mgmt          For                            For
       [Section 80 of the Companies Act 1985] up to
       an aggregate nominal amount of GBP 6,176,861;
       [Authority expires earlier at the conclusion
       of the AGM of the Company to be held in 2009
       or the first anniversary of the passing of
       this resolution]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.13   Approve the regulations contained, as specified,          Mgmt          For                            For
       and adopt the new Articles of Association in
       substitution for, and to the exclusion of the
       existing Articles of Association

S.14   Authorize the Directors to make amendments to             Mgmt          For                            For
       the Halma p.l.c. Performance Share Plan 2005
       [the "P1an"] [approved by shareholders at the
       AGM held on 3 AUG 2005], Such amendments will
       consist of an addendum to the Plan taking the
       form of an HM Revenue & Customs approved Company
       Share Option Plan ['CSOP'], plus changes to
       extend the permitted form of awards under the
       Plan to include the ability to grant approved
       Performance Share Awards

S.15   Authorize the Directors, subjected to passing             Mgmt          For                            For
       of Resolution 12, pursuant to Section 95 of
       the Companies Act 1985, to allot or to make
       any offer or agreement, to allot equity securities
       of the Company pursuant to the authority contained
       in Resolution 12, and/or sell equity securities
       held as treasury shares for cash pursuant to
       Section 162D of the Companies Act 1985, disapplying
       the statutory pre-emption rights [Section 89(1)
       of the Companies Act 1985], provided that this
       power is limited to the allotment and/or sale
       of equity securities: a) pursuant to the terms
       of any Share Scheme for employees approved
       by the Company in general meeting; b) any such
       allotment, offer agreement and/or sale in connection
       with an issue or offer [whether by way of a
       rights, issue, open offer or otherwise], in
       favor of the ordinary shareholders; and c)
       up to an aggregate nominal amount of GBP 1,850,000;
       [Authority expires earlier at the conclusion
       of the AGM of the Company to be held in 2009
       or the first anniversary of the passing of
       this resolution]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry and the
       power

S.16   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of up to 37,000,000 ordinary shares of 10p
       each [ordinary shares] having an aggregate
       nominal value of GBP 3,700,000 and the maximum
       price being not more than 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange's Daily Official
       List, over the previous 5 business days and
       the price stipulated by Article 5(1) of the
       buy-back and stabilization regulation and the
       minimum price per ordinary share[excluding
       expenses] is its nominal value; [Authority
       expires at the conclusion of the next AGM[except
       in relation to the purchase of ordinary shares
       the contract for which was concluded before
       such date and which would or might be executed
       wholly or partly after such date]]; and the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 HAMAMATSU PHOTONICS K.K.                                                                    Agenda Number:  701774704
--------------------------------------------------------------------------------------------------------------------------
        Security:  J18270108
    Meeting Type:  AGM
    Meeting Date:  19-Dec-2008
          Ticker:
            ISIN:  JP3771800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 HAMBURGER HAFEN UND LOGISTIK AG, HAMBURG                                                    Agenda Number:  701926163
--------------------------------------------------------------------------------------------------------------------------
        Security:  D3211S103
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  DE000A0S8488
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and annual report, and the report
       pursuant to Sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 131,434,484.92 as follows: payment
       of a dividend of EUR 1 per Class A share, payment
       of a dividend of EUR 1 per Class S share, EUR
       53,900,570.01 and EUR 4,854,088.91 shall be
       carried forward ex-dividend and payable date:
       05 JUN 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2009 FY: KPMG             Mgmt          For                            For
       AG, Hamburg

6.     Elections to the Supervisory Board: [a] Carsten           Mgmt          For                            For
       Frigge, and as his substitutes: [1] Mr. Michael
       Pirschel; [2] Mr. Stephan Moeller-Horns; [3]
       Mr. Michael Heinrich; [b] Mr. Joerg Wohlers,
       and as his substitute: [1] Mr. Thomas Goetze

7a     Acquisition of own shares,  the Company shall             Mgmt          For                            For
       be authorized to acquire own Class A shares
       of up to 10% of the Class A share capital,
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       03 DEC 2010, the shares may be disposed of
       in a manner other than through the Stock Exchange
       or a rights offering if they are sold at a
       price not materially below their market price,
       they may also be used for acquisition purposes
       or as employee shares, as well as retired

7b     Acquisition of own shares, Separate resolution            Mgmt          For                            For
       of the holders of Class A shares on the acquisition
       of own Class A shares

7c     Acquisition of own shares, Separate resolution            Non-Voting    No vote
       of the holders of Class S shares on the acquisition
       of own Class A shares

8.     Approval of the Profit Transfer Agreement with            Mgmt          For                            For
       the Company's subsidiary HHLA Logistics GmbH,
       effective from 01 JAN 2009, for a period of
       at least 5 years

9.     Amendment to the Articles of Association in               Mgmt          For                            For
       connection with the Shareholder Rights Directive
       Implementation Law [ARUG], Section 20(2) shall
       be amended in respect of shareholders issuing
       proxy voting instructions in textual form,
       proof of which may be transmitted to the Company
       by electronic means

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 HARRY WINSTON DIAMOND CORP                                                                  Agenda Number:  701946646
--------------------------------------------------------------------------------------------------------------------------
        Security:  41587B100
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  CA41587B1004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS 1.1 TO 1.9 AND 2. THANK YOU.

       Receive the audited consolidated financial statements     Non-Voting    No vote
       of the Corporation for the FYE 31 JAN 2009
       together with the report of the Auditors thereon

1.1    Elect Mr. Matthew W. Barrett as a Director                Mgmt          For                            For

1.2    Elect Mr. Thomas M. Boehlert as a Director                Mgmt          For                            For

1.3    Elect Ms. Micheline Bouchard as a Director                Mgmt          For                            For

1.4    Elect Mr. Robert A. Gannicott as a Director               Mgmt          For                            For

1.5    Elect Mr. Noel Harwerth as a Director                     Mgmt          For                            For

1.6    Elect Mr. Daniel Jarvis as a Director                     Mgmt          For                            For

1.7    Elect Mr. Laurent E. Mommeja as a Director                Mgmt          For                            For

1.8    Elect Mr. Thomas J. O'Neill as a Director                 Mgmt          For                            For

1.9    Elect Mr. J. Roger B. Phillimore as a Director            Mgmt          For                            For

2.     Re-appoint KPMG LLP, Chartered Accountants,               Mgmt          For                            For
       as the Auditors of the Corporation and authorize
       the Directors to fix their remuneration

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HARVEY NORMAN HOLDINGS LTD                                                                  Agenda Number:  701727060
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4525E117
    Meeting Type:  AGM
    Meeting Date:  25-Nov-2008
          Ticker:
            ISIN:  AU000000HVN7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and Company's financial statements,               Mgmt          For                            For
       the Directors' declaration and the Directors'
       report and independent Audit report for the
       YE 30 JUN 2008

2.     Adopt the remuneration report as included in              Mgmt          For                            For
       the Directors' report for YE 30 JUN 2008

3.     Declare the dividend as recommended by the Board          Mgmt          For                            For

4.a    Re-elect Mr. John Evyn Slack-Smith as a Director,         Mgmt          For                            For
       who retires by rotation at the close of the
       meeting in accordance with Article 63A of the
       constitution of the Company

4.b    Re-elect Mr. Kenneth William Gunderson-Briggs             Mgmt          For                            For
       as a Director, who retires by rotation at the
       close of the meeting in accordance with Article
       63A of the Constitution of the Company

4.c    Re-elect Mr. Graham Charles Paton as a Director,          Mgmt          For                            For
       who retires by rotation at the close of the
       meeting in accordance with Article 63A of the
       Constitution of the Company

4.d    Re-elect Mr. David Matthew Ackery as a Director,          Mgmt          For                            For
       who retires by rotation at the close of the
       meeting in accordance with Article 63A of the
       Constitution of the Company




--------------------------------------------------------------------------------------------------------------------------
 HAVAS, 2 ALLEE DE LONGCHAMP SURESNES                                                        Agenda Number:  701945644
--------------------------------------------------------------------------------------------------------------------------
        Security:  F47696111
    Meeting Type:  MIX
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  FR0000121881
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.  The following
       applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST".
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE 31 DEC 2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       31 DEC 2008

O.3    Approve the distribution of profits for the               Mgmt          For                            For
       FYE on 31 DEC 2008

O.4    Approve the attendance allowances for the 2009            Mgmt          For                            For
       FY

O.5    Approve the agreements referred to in Article             Mgmt          For                            For
       L.225-38 of the Commercial Code: Reclassification
       of the participation in the ECCD Company

O.6    Approve the agreements referred to in Article             Mgmt          For                            For
       L.225-38 of the Commercial Code: Commitment
       to transfer the BSAAR

O.7    Approve the agreements referred to in Article             Mgmt          For                            For
       L.225-38 of the Commercial Code: agreements
       concluded regarding prior years, whose performance
       has continued into the 2008 year

O.8    Approve to renew Mr. Fernando Rodes Vila's mandate        Mgmt          For                            For
       as a Board Member

O.9    Appoint Mrs. Veronique Morali as a Board Member           Mgmt          For                            For

E.10   Authorize the Board of Directors to decide a              Mgmt          For                            For
       share capital increase, by issuing, with maintenance
       of preferential subscription rights, shares
       and/or securities, giving access to the capital
       and to decide the issue of securities giving
       right to the allocation of debt securities

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, within the limit of 10%,
       on remuneration of contributions in kind on
       equity securities or securities, giving access
       to the capital

O.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital by incorporation of premiums,
       reserves, profits, or other

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital for the benefit of the Members
       of a Company savings plan

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital for the benefit of a category
       of beneficiaries

E.15   Grant power for formalities                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HAW PAR CORPORATION LTD                                                                     Agenda Number:  701876609
--------------------------------------------------------------------------------------------------------------------------
        Security:  V42666103
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  SG1D25001158
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited financial statements for the FYE
       31 DEC 2008 together with the Auditors' report
       thereon

2.     Declare a second and final tax-exempt dividend            Mgmt          For                            For
       of 14 cents per share for the FYE 31 DEC 2008

3.     Re-appoint Mr. Lim Kee Ming as an Independent             Mgmt          For                            For
       Director, who retires pursuant to Section 153(6)
       of the Companies Act, Chapter 50, to hold office
       until the next AGM of the Company

4.     Re-appoint Mr. Wee Cho Yaw as the Chairman of             Mgmt          For                            For
       the Board and Investment Committee and a Member
       of the Nominating Committee and remuneration
       committee of the Company, who retires pursuant
       to Section 153(6) of the Companies Act, Chapter
       50, to hold office until the next AGM of the
       Company

5.     Re-appoint Dr. Lee Suan Yew as an Independent             Mgmt          For                            For
       Director and continue as the Member of the
       Audit Committee and nominating Committee of
       the Company, who retires pursuant to Section
       153(6) of the Companies Act, Chapter 50, to
       hold office until the next AGM of the Company

6.     Re-elect Mr. Hwang Soo Jin as an Independent              Mgmt          For                            For
       Director and continue as the Member of the
       audit Committee and remuneration Committee
       of the Company, who retires pursuant to Section
       153(6) of the Companies Act, Chapter 50, to
       hold office until the next AGM of the Company

7.     Re-elect Mr. Wee Ee Chao as a Non-Executive               Mgmt          For                            For
       Director, who retires by rotation pursuant
       to Article 98 of the Company's Articles of
       Association

8.     Re-elect Mr. Chng Hwee Hong as the Member of              Mgmt          For                            For
       the Investment Committee, who retires by rotation
       pursuant to Article 98 of the Company's Articles
       of Association

9.     Approve the Directors' fees of SGD 257,000 for            Mgmt          For                            For
       the FYE 31 DEC 2008

10.    Re-appoint Messrs. PricewaterhouseCoopers LLP             Mgmt          For                            For
       as the Auditors of the Company, to hold office
       until the conclusion of the next AGM and authorize
       the Directors to fix their remuneration

11.    Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the rules of the Haw Par
       Corporation Group 2002 Share Option Scheme
       [2002 Scheme] and pursuant to Section 161 of
       the Companies Act, Chapter 50, to allot and
       issue from time to time such number of shares
       in the Company as may be required to be issued
       pursuant to the exercise of options under the
       2002 Scheme provided always that the aggregate
       number of shares to be issued pursuant to this
       resolution shall not exceed 5% of the total
       number of issued shares of the Company from
       time to time

12.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, the Articles
       of Association of the Company and the listing
       rules of the Singapore Exchange Securities
       Trading Limited, to issue shares in the Company
       [whether by way of rights, bonus or otherwise]
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit provided that the aggregate number
       of shares to be issued pursuant to this resolution
       shall not exceed 50% of the issued share capital
       of the Company, of which the aggregate number
       of shares to be issued other than on a pro-rata
       basis to Members of the Company shall not exceed
       20% of the total number of issued share capital
       of the Company and for the purposes of this
       resolution, the percentage of issued share
       capital shall be based on the total number
       of issued share capital of the Company at the
       time this resolution is passed after adjusting
       for new shares arising from the conversion
       of share options on issue at the time this
       resolution is passed and any subsequent consolidation
       or subdivision of the Company's shares




--------------------------------------------------------------------------------------------------------------------------
 HEADLAM GROUP PLC                                                                           Agenda Number:  701946317
--------------------------------------------------------------------------------------------------------------------------
        Security:  G43680100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  GB0004170089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to accept financial statements and the            Mgmt          For                            For
       statutory reports

2.     Approve the final dividend of 14.10 Pence per             Mgmt          For                            For
       ordinary share

3.     Re-elect Mr. Steve Wilson as a Director                   Mgmt          For                            For

4.     Re-elect Mr. Mike O'Leary as a Director                   Mgmt          For                            For

5.     Re-appoint KPMG Audit plc as the Auditors of              Mgmt          For                            For
       the Company

6.     Authorize the Board to fix remuneration of the            Mgmt          For                            For
       Auditors

7.     Approve the remuneration report                           Mgmt          For                            For

8.     Grant authority to issue of equity or equity-linked       Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 1,122,500

S.9    Grant authority, subject to the passing of Resolution     Mgmt          For                            For
       8, to issue of equity or equity-linked securities
       without pre emptive rights up to aggregate
       nominal amount of GBP 213,000

S.10   Grant authority 12,467,000 ordinary shares for            Mgmt          For                            For
       market purchase

S.11   Authorize the Company to hold general meetings[other      Mgmt          Against                        Against
       than AGMs] on 14 days' clear notice

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ORDINARY       Non-Voting    No vote
       RESOLUTIONS CHANGED TO SPECIAL RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 HEALTHSCOPE LTD                                                                             Agenda Number:  701707361
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4557T107
    Meeting Type:  AGM
    Meeting Date:  17-Oct-2008
          Ticker:
            ISIN:  AU000000HSP8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the reports of the Directors          Non-Voting    No vote
       and the Auditor and the financial report of
       the Company for the YE 30 JUN 2008

2.     Re-elect Ms. L. B. Nicholls as a Director of              Mgmt          For                            For
       the Company

3.     Adopt the remuneration report [which forms part           Mgmt          For                            For
       of the Directors' report] for the YE 30 JUN
       2008

4.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 and for all other purposes, to grant
       the Managing Director of the Company, Mr. Bruce
       Dixon, of 209,551 Performance Rights under
       the Healthscope Executive Performance Rights
       Plan on the terms as specified




--------------------------------------------------------------------------------------------------------------------------
 HEIJMANS NV                                                                                 Agenda Number:  701692798
--------------------------------------------------------------------------------------------------------------------------
        Security:  N3928R157
    Meeting Type:  EGM
    Meeting Date:  26-Sep-2008
          Ticker:
            ISIN:  NL0000341931
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN BLOCKING CONDITIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Announcements                                             Non-Voting    No vote

3.1    Explanation by the Supervisory Board to the               Non-Voting    No vote
       appointment of Mr. Ing. R. Van Gelder BA as
       a Chairman of the Management Board as from
       01 JUL 2008 for a period of 2 years

3.2    Approve the supplement remuneration policy in             Mgmt          No Action
       connection with the rights to take shares

4.     Explanation on the course of things at Heijmans           Non-Voting    No vote
       N. V.

5.     Questions and Closing                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HEIJMANS NV                                                                                 Agenda Number:  701712970
--------------------------------------------------------------------------------------------------------------------------
        Security:  N3928R157
    Meeting Type:  AGM
    Meeting Date:  07-Oct-2008
          Ticker:
            ISIN:  NL0000341931
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 01 OCT 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Announcements                                             Non-Voting    No vote

3.     Explanation by the Management of Stichting AdministratiekantoorNon-Voting    No vote
       Heijmans [Stichting AK] on the Corporate Governance
       of Stichting AK, also on the basis of Principle
       IV.2 and in addition to this, the including
       best practice conditions of the Dutch Corporate
       Governance Code

4.     Approve the composition of the Management of              Mgmt          No Action
       Stichting AK

5.     Explanation on the policy of the Management               Non-Voting    No vote
       of Stichting AK

6.     Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HEIJMANS NV                                                                                 Agenda Number:  701953588
--------------------------------------------------------------------------------------------------------------------------
        Security:  N3928R157
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  NL0000341931
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING.  THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Announcements                                             Non-Voting    No vote

3.A    Information about the 2008 annual report provided         Non-Voting    No vote
       by the Executive Board

3.B    Information about the strategy and financial              Non-Voting    No vote
       restructuring update provided by the Executive
       Board

3.C    Discussion of the report of the Supervisory               Non-Voting    No vote
       Board

4.A    Adopt the 2008 financial statements                       Mgmt          For                            For

4.B    Information about the reserve and dividend policy         Non-Voting    No vote

4.C    Approve the appropriation for the 2008 FY                 Mgmt          For                            For

4.D    Grant discharge the Members of the Executive              Mgmt          For                            For
       Board of liability in respect of their Management
       in 2008

4.E    Grant discharge the Members of the Supervisory            Mgmt          For                            For
       Board of liability in respect of their Supervision
       in 2008

5.     In accordance with the practice of  retirement            Non-Voting    No vote
       by rotation, Prof. N.H. Douben, Member of the
       Supervisory Board of Heijmans N.V. since MAY
       1996, is due to stand down, Mr. Douben is not
       eligible for reappointment

6.A    Information about the issue of ordinary shares            Non-Voting    No vote
       and depositary receipts for ordinary shares,
       as announced by Heijmans N.V. on 29 APR 2009,
       Heijmans N.V. intends to strengthen the shareholders'
       equity of Heijmans N.V., through the issue
       of ordinary shares and depositary receipts
       for ordinary shares equal to an effective amount
       of EUR 100 million [rights issue]

6.B    Approve the issue of shares, exclusion of preferential    Mgmt          For                            For
       subscription rights, amendment I of the Articles
       of Association of Heijmans N.V.

7.     Approve the proposed Articles of Association              Mgmt          For                            For
       Amendment II concerns a number of changes in
       laws and regulations and the inclusion in the
       Articles of Association of a statutory indemnification
       from claims for the Members of the Executive
       Board and the Supervisory Board

8.     Authorize the Executive Board for a period of             Mgmt          For                            For
       18 months, from 27 MAY 2009, for the Company
       to acquire ordinary shares and financing preference
       shares B in its own capital by purchasing them
       on the stock exchange or otherwise, it is proposed
       that the authorization be limited to 10% of
       the issued share capital and that the shares
       can be acquired by the Company at a price between
       face value and 110% of the average of the closing
       prices of the last 5 trading days before the
       date of purchasing the ordinary shares and
       between face value and 110% of the issue price
       for financing preference shares B, the term
       'shares' includes depositary receipts for shares

9.A    Approve, without prejudice to the provisions              Mgmt          For                            For
       of Agenda Item 6b, it is proposed that the
       nomination of the Executive Board as the competent
       body to resolve to issue and/or grant rights
       to acquire shares with the approval of the
       Supervisory Board be extended by a period of
       18 months from 27 MAY 2009, the powers of the
       Executive Board with regard to the issue of
       ordinary and financial preference B shares
       are limited to 10% of the issued share capital
       on the date of issue, plus 10% if the issue
       takes place as part of a merger or acquisition,
       the powers of the Executive Board to resolve
       to issue preference shares covers all preference
       shares in the authorized capital, now or at
       some future time, without prejudice to the
       provisions of Article 6 of the Articles of
       Association

9.B    Approve the extension of the nomination of the            Mgmt          For                            For
       Executive Board as the competent body to restrict
       or rule out preferential rights of subscription
       to ordinary shares and financing preference
       shares B, with the approval of the Board of
       Supervisory Directors for a period of 18 months
       from 27 MAY 2009, if those shares are issued
       under the powers referred to under a), this
       proposal is also submitted without prejudice
       to the provisions of Agenda Item 6b

10.    Any other business and closure                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HEIWA CORPORATION                                                                           Agenda Number:  702018133
--------------------------------------------------------------------------------------------------------------------------
        Security:  J19194109
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3834200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 HEIWADO CO.,LTD.                                                                            Agenda Number:  701930225
--------------------------------------------------------------------------------------------------------------------------
        Security:  J19236108
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  JP3834400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Approve Merger by Absorption of a Wholly-Owned            Mgmt          For                            For
       Subsidiary, Heiwado Tokai Co.  Ltd.




--------------------------------------------------------------------------------------------------------------------------
 HELLENIC DUTY FREE SHOPS SA                                                                 Agenda Number:  701701256
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1890Z107
    Meeting Type:  EGM
    Meeting Date:  06-Oct-2008
          Ticker:
            ISIN:  GRS294183009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to purchase the Companys own shares,              Mgmt          No Action
       in accordance to Articles 16 of C.L. 2190/1920




--------------------------------------------------------------------------------------------------------------------------
 HELLENIC TECHNODOMIKI TEV SA, ATHENS                                                        Agenda Number:  701649608
--------------------------------------------------------------------------------------------------------------------------
        Security:  X32578118
    Meeting Type:  AGM
    Meeting Date:  08-Jul-2008
          Ticker:
            ISIN:  GRS191213008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

1.     Grant authority, as per Article 13 Paragraph              Mgmt          Abstain                        Against
       1 of the Law 2190/1920 to the Board of Directors

2.     Approve the Stock Option Plan to the Board of             Mgmt          For                            For
       Directors and to the Executives of the Company,
       as well as any associated with it Companies
       according to Article 42e apr 5 of the Law 2
       190/1920, in order to obtain Stock Options,
       Article 13 paragraph 13 of the Law 2190/1920




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON GROUP PLC, LONDON                                                                 Agenda Number:  701699285
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4474Y172
    Meeting Type:  CRT
    Meeting Date:  30-Sep-2008
          Ticker:
            ISIN:  GB00B249J983
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION FOR THIS MEETING TYPE. PLEASE CHOOSE
       BETWEEN "FOR" AND "AGAINST" ONLY. SHOULD YOU
       CHOOSE TO VOTE ABSTAIN FOR THIS MEETING THEN
       YOUR VOTE WILL BE DISREGARDED BY THE ISSUER
       OR ISSUERS AGENT

S.1    Approve, [with or without modification] a Scheme          Mgmt          For                            For
       of Arrangement proposed to be made between
       the Company and the holders of Old Henderson
       Group ordinary shares expressed to be subject
       to that Scheme of Arrangement




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON GROUP PLC, LONDON                                                                 Agenda Number:  701699297
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4474Y172
    Meeting Type:  OGM
    Meeting Date:  30-Sep-2008
          Ticker:
            ISIN:  GB00B249J983
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve: a) the Scheme of Arrangement dated               Mgmt          For                            For
       04 SEP 2008, between the Company and the holders
       of the Company's ordinary shares expressed
       to be subject to that Scheme of Arrangement,
       in its original form or with or subject to
       any modification, addition or condition approved
       or imposed by the Court [the Scheme] and authorize
       the Directors of the Company to take all such
       action as they may consider necessary or appropriate
       for carrying the Scheme into effect; b) for
       the purpose of giving effect to the Scheme,
       to reduce the capital of the Company by cancelling
       and extinguishing the ordinary shares in the
       Company subject to the Scheme [the Scheme Ordinary
       Shares]; c) forthwith and contingently upon
       the said reduction of capital taking effect:
       i) to increase the authorized share capital
       of the Company to its former amount by the
       creation of the same number of new ordinary
       shares in the Company [the New Ordinary Shares]
       as is equal to the number of Scheme Ordinary
       Shares cancelled pursuant to this resolution
       being equal in their aggregate nominal amount
       to the aggregate nominal amount of the Scheme
       Ordinary Shares cancelled pursuant to this
       resolution; ii) the Company shall apply the
       credit arising in its books of account as a
       result of such reduction of capital in paying
       up, in full at par, the new shares created
       pursuant to this resolution and shall allot
       and issue the same, credited as fully paid,
       to Henderson Group plc incorporated in Jersey
       with registered number 101484 and/or Henderson
       Group plc's nominee or nominees; d) for the
       purposes of Section 80 of the Companies Act
       1985, to allot the New Ordinary Shares referred
       to in paragraph (c) provided that i) the maximum
       number of shares which may be allotted hereunder
       is the number (not exceeding 730,000,000) necessary
       to effect such allotments, [Authority expire
       on 31 DEC 2008] and iii) this authority shall
       be in addition to any subsisting authority
       conferred on the Directors of the Company pursuant
       to the said Section 80; e) that subject to
       and conditional upon the said reduction of
       capital taking effect, the name of the Company
       be changed to HGI Group Limited; f) and amend
       the Articles of Association of the Company
       adopted on 01 MAY 2008, and which take effect
       from 01 OCT 2008 by: the adoption and inclusion
       of the new Articles 220, 221 and the new definitions
       as specified

2.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of Special Resolution 1 with
       effect from the passing of this resolution,
       for the purposes of Section 80 of the Companies
       Act 1985, to allot one A Ordinary Share, up
       to an aggregate nominal amount of 12.5 pence;
       [Authority expires on the 5th anniversary of
       this resolution] and this authority shall be
       in addition and without prejudice to any subsisting
       authority conferred on the Directors of the
       Company pursuant to the said Section 80

3.     Approve the New Henderson Group Deferred Equity           Mgmt          For                            For
       Plan, adopted by New Henderson Group, as specified,
       and authorize the New Henderson Group Directors
       to do all such acts and things as they may
       consider necessary or desirable to carry the
       plan into effect

4.     Approve the New Henderson Group Restricted Share          Mgmt          For                            For
       Plan, adopted by New Henderson Group, as specified,
       and authorize the New Henderson Group Directors
       to do all such acts and things as they may
       consider necessary or desirable to carry the
       plan into effect

5.     Approve the New Henderson Group Long Term Incentive       Mgmt          For                            For
       Plan, adopted by New Henderson Group, as specified,
       and authorize the New Henderson Group Directors
       to do all such acts and things as they may
       consider necessary or desirable to carry the
       plan into effect

6.     Approve the New Henderson Group Company Share             Mgmt          For                            For
       Option Plan, adopted by New Henderson Group,
       as specified, and authorize the New Henderson
       Group Directors to do all such acts and things
       as they may consider necessary or desirable
       to carry the plan into effect

7.     Approve the New Henderson Group Buy as You Earn           Mgmt          For                            For
       Share Plan, adopted by New Henderson Group,
       as specified, and authorize the New Henderson
       Group Directors to do all such acts and things
       as they may consider necessary or desirable
       to carry the plan into effect

8.     Approve the New Henderson Group Ordinary Sharesave        Mgmt          For                            For
       Plan, as specified, and authorize the New Henderson
       Group Directors to do all such acts and things
       as they may consider necessary or desirable
       to carry the plan into effect

9.     Approve the New Henderson Group Ordinary Sharesave        Mgmt          For                            For
       Plan USA, adopted by New Henderson Group, as
       specified, and authorize the New Henderson
       Group Directors to do all such acts and things
       as they may consider necessary or desirable
       to carry the plan into effect




--------------------------------------------------------------------------------------------------------------------------
 HENGAN INTERNATIONAL GROUP CO LTD                                                           Agenda Number:  701723923
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4402L128
    Meeting Type:  EGM
    Meeting Date:  20-Oct-2008
          Ticker:
            ISIN:  KYG4402L1288
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the proposed acquisition               Mgmt          For                            For
       of 51% of the entire issued share capital of
       QinQin Foodstuffs Group Company Limited pursuant
       to a conditional sale and purchase agreement
       [the Agreement] dated 12 SEP 2008, [as specified]
       and entered into between Ever Town Investments
       Limited, a wholly-owned subsidiary of the Company
       [as the purchaser], Total Good Group Limited
       (as the vendor), and Mr. Wu Huolu, Ms. Chim
       Chunyi, Mr. Ng Hingyam, Mr. Go Onsui, Mr. Wu
       Sichuan and Mr. Wu Yinhang [as guarantors],
       and all transactions contemplated there under
       [including the entering into of a shareholders'
       agreement, a deed of indemnity and a deed of
       non-competition] and in connection therewith,
       as more particularly set out in the circular
       of the Company dated 03 OCT 2008, [as Specified],
       and authorize the Directors of the Company
       or any other person authorized by the Board
       of Directors of the Company from time to time
       for and on behalf of the Company to take any
       action or sign any document [under seal, if
       necessary] as they may deem appropriate, desirable
       or expedient in connection with the Agreement
       and the transactions contemplated there under
       [including the entering into of a shareholders'
       agreement, a deed of indemnity and a deed of
       non-competition]




--------------------------------------------------------------------------------------------------------------------------
 HENGAN INTL GROUP CO LTD                                                                    Agenda Number:  701891803
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4402L128
    Meeting Type:  AGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  KYG4402L1288
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       accounts and the reports of the Directors and
       Auditors for the YE 31 DEC 2008

2.     Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2008

3.i    Re-elect Mr. Xu Da Zuo as a Director                      Mgmt          For                            For

3.ii   Re-elect Mr. Xu Chun Man as a Director                    Mgmt          For                            For

3.iii  Re-elect Mr. Chu Cheng Chung as a Director                Mgmt          For                            For

3.iv   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period of all the powers of the
       Company to allot, issue or otherwise deal with
       additional shares in the capital of the Company,
       and to make or grant offers, agreements and
       options [including warrants, bonds and debentures
       convertible into shares of the Company] which
       might require the exercise of such power; and
       to make or grant offers, agreements and options
       [including warrants, bonds and debentures convertible
       into shares of the Company] which might require
       the exercise of such power after the end of
       the Relevant Period; the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       by the Directors of the Company pursuant to
       the approval of this resolution, otherwise
       than pursuant to aa) Rights Issue; or bb) the
       exercise of rights of subscription or conversion
       under the terms of any warrants or other securities
       issued by the Company carrying a right to subscribe
       for or purchase shares of the Company; or cc)
       the exercise of any option under any share
       option scheme of the Company adopted by its
       shareholders for the grant or issue to employees
       of the Company and/or any of its subsidiaries
       of options to subscribe for or rights to acquire
       shares of the Company; or dd) any scrip dividend
       or other similar scheme implemented in accordance
       with the Articles of Association of the Company,
       shall not exceed 20% of the total aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this Resolution and the said approval be
       limited accordingly; [Authority expires at
       the conclusion of the next AGM of the Company;
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable law or the Articles of Association
       of the Company to be held]

6.     Authorize the Directors of the Company during             Mgmt          For                            For
       the Relevant Period of all the powers of the
       Company to repurchase issued shares in the
       capital of the Company or any other rights
       to subscribe shares in the capital of the Company
       in each case on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or on any
       other stock exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or any other stock exchange as amended from
       time to time, the approval in this resolution
       shall be in addition to any other authorization
       given to the Directors of the Company and shall
       authorize the Directors of the Company on behalf
       of the Company during the Relevant Period to
       procure the Company to purchase its securities
       at a price determined by the Directors; the
       aggregate nominal amount of the ordinary share
       capital of the Company or any other rights
       to subscribe shares in the capital of the Company
       in each case which the directors of the Company
       are authorized to repurchase pursuant to the
       approvals in this Resolution shall not exceed
       10% of the aggregate nominal amount of the
       ordinary share capital of the Company in issue
       on the date of the passing of this Resolution
       and the said approval shall be limited accordingly;
       [Authority expires at the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by any applicable law or
       the Articles of Association of the Company
       to be held

7.     Approve the exercise by the Directors of the              Mgmt          For                            For
       Company during the relevant period to extend
       the general mandate referred to in Resolution
       No. 5 by the addition to the aggregate nominal
       amount of share capital which may be allotted
       and issued or agreed conditionally or unconditionally
       to be allotted and issued by the Directors
       of the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of share capital of the Company purchased
       by the Company since the granting of the general
       mandate referred to in Resolution No. 6 and
       pursuant to the exercise by the Directors of
       the powers of the Company to purchase such
       shares provided that such extended amount shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       on the date of the passing of this Resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HEXAGON AB, NACKA STRAND                                                                    Agenda Number:  701882107
--------------------------------------------------------------------------------------------------------------------------
        Security:  W40063104
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  SE0000103699
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Election of Mr. Melker Schorling as a Chairman            Non-Voting    No vote
       of the meeting

3.     Preparation and approval of the voting list               Non-Voting    No vote

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election of 1 or 2 persons to check the minutes           Non-Voting    No vote

6.     Determination of compliance with the rules of             Non-Voting    No vote
       convocation

7.     The Managing Director's report                            Non-Voting    No vote

8.a    Receive the annual report, the Auditor's Report           Non-Voting    No vote
       and the consolidated financial statements and
       the Group Auditor's Report for the FY 2008

8.b    Statement by the Auditor regarding whether the            Non-Voting    No vote
       guidelines for remuneration to Senior Executives,
       which have been in effect since the last AGM,
       have been observed

8.c    The proposal of the Board of Directors for dividend       Non-Voting    No vote
       and a related statement

9.a    Adopt the statement of income and the balance             Mgmt          For                            For
       sheet and the consolidated statement of income
       and the consolidated balance sheet, all as
       per 31 DEC 2008

9.b    Declare a dividend of SEK 0.50 per share for              Mgmt          Abstain                        Against
       the FY 2008; 11 MAY 2009 as record day for
       the right to the cash dividend; if the AGM
       resolves in accordance with the proposal, the
       dividend is expected to be distributed by Euroclear
       Sweden AB starting on Thursday 14 MAY 2009

9.c    Grant discharge from liability of the Board               Mgmt          For                            For
       of Directors and the Managing Director

10.    Approve the number of members to be 5 and no              Mgmt          For                            For
       deputy Members

11.    Approve the fees to the Board Members shall               Mgmt          For                            For
       unchanged be distributed as follows: SEK 650,000
       to the Chairman of the Board and SEK 350, 000
       to each of the other Members selected at a
       general meeting and not employed by the Company;
       remuneration for the committee work shall be
       distributed with SEK 75,000 to the Chairman
       of the Remuneration Committee and SEK 50,000
       to the Members of the Remuneration Committee
       and with SEK 150,000 to the Chairman of the
       Audit Committee and SEK 100,000 to the Members
       of the Audit Committee; the Auditor shall be
       remunerated according to the agreement

12.    Re-elect Messrs. Melker Schorling, Ola Rollen,            Mgmt          For                            For
       Mario Fontana,Ulf Henriksson and Gun Nilsson
       as the Board Members; elect Mr. Melker Schorling
       as the Chairman of the Board

13.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       elect the Members of the Nomination Committee
       as specified

14.    Approve the guidelines for remuneration to Senior         Mgmt          For                            For
       Executives as specified

15.    Approve the issue in kind as specified                    Mgmt          For                            For

16.    Approve the transfer of the Company's own shares,         Mgmt          For                            For
       as specified

17.    Authorize the Board of Directors to resolve               Mgmt          For                            For
       on the acquisition and transfer of the Company's
       own shares as specified

18.    Approve the conditional amendment of the Articles         Mgmt          For                            For
       of Association as specified

19.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HEXPOL AB, GOTHENBURG                                                                       Agenda Number:  701665210
--------------------------------------------------------------------------------------------------------------------------
        Security:  W4580B100
    Meeting Type:  EGM
    Meeting Date:  18-Aug-2008
          Ticker:
            ISIN:  SE0002452623
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           For                            Against
       elect Mr. Melker Schorling as a Chairman of
       the EGM

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 person(s) to verify the minutes              Mgmt          For                            For

6.     Approve the determination of compliance with              Mgmt          For                            For
       the rules of convocation

7.     Approve a directed issue of subscription warrants         Mgmt          For                            For
       and transfer of subscription warrants and shares
       [Incentive Programme 2008/2011] as specified

8.     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HIGHPINE OIL & GAS LTD                                                                      Agenda Number:  701896980
--------------------------------------------------------------------------------------------------------------------------
        Security:  43113R104
    Meeting Type:  MIX
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  CA43113R1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" ONLY FOR RESOLUTION
       "1" AND "IN FAVOR" OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS "2" AND "3". THANK YOU.

1.     Approve to fix the number of Directors to be              Mgmt          For                            For
       elected at the meeting at 8 members

2.     Elect the Directors for the ensuing year of               Mgmt          For                            For
       the 8 nominees proposed by management in the
       information circular, as specified

3.     Appoint the KPMG LLP, Chartered accountants,              Mgmt          For                            For
       as the Auditors of the corporation for the
       ensuing year and authorize the Directors to
       fix their remuneration as such

4.     Any other business                                        Non-Voting    No vote

       Receive and consider our consolidated financial           Non-Voting    No vote
       statements for the FY ended 31 DEC 2008, together
       with the report of the Auditors thereon

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTION
       AND CHANGE IN MEETING TYPE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HIKARI TSUSHIN,INC.                                                                         Agenda Number:  702009780
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1949F108
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3783420007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Increase Authorized
       Capital to 233,398,568 shares

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 HILLS INDUSTRIES LTD                                                                        Agenda Number:  701725408
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q46290104
    Meeting Type:  AGM
    Meeting Date:  31-Oct-2008
          Ticker:
            ISIN:  AU000000HIL8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the Company's financial           Non-Voting    No vote
       statements for the YE 30 JUN 2008 together
       with consolidated accounts of the Company and
       its controlled entities and the reports of
       the Directors and the Auditors thereon

2.A    Re-elect Mr. Ian Elliot as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with the Company's
       Constitution

2.B    Re-elect Mr. Roger Flynn as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

3.     Approve to increase the Directors' fees from              Mgmt          For                            For
       a total of AUD 700,000 to a maximum total of
       AUD 950,000 to be divided amongst the Directors
       as they shall from time to time determine,
       the maximum total of AUD 950,000 is inclusive
       of any superannuation payments that may be
       made to any Non-Executive Directors

4.     Approve, to invite Mr. Graham Twartz or his               Mgmt          For                            For
       nominee in accordance with the Executive Share
       Plan Rules to apply for 100,000 options under
       the Hills Executive Share Plan on the terms
       as specified

5.     Adopt the remuneration report of the Company              Mgmt          Against                        Against

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HIROSE ELECTRIC CO.,LTD.                                                                    Agenda Number:  702001405
--------------------------------------------------------------------------------------------------------------------------
        Security:  J19782101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3799000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HISAMITSU PHARMACEUTICAL CO.,INC.                                                           Agenda Number:  701940846
--------------------------------------------------------------------------------------------------------------------------
        Security:  J20076121
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  JP3784600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance and             Mgmt          For                            For
       Special Payment for a Deceased  Director




--------------------------------------------------------------------------------------------------------------------------
 HISCOX LTD                                                                                  Agenda Number:  701861709
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4593F104
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  BMG4593F1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and the accounts for            Mgmt          For                            For
       the YE 31 DEC 2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

3.     Appoint Mr. ER. Jansen as a Director of the               Mgmt          For                            For
       Company

4.     Appoint Mr. G. Stokholm as a Director of the              Mgmt          For                            For
       Company

5.     Re-appoint Mr. B.E. Masojada as a Director of             Mgmt          For                            For
       the Company

6.     Re-appoint Mr. D.M. Healy as a Director of the            Mgmt          For                            For
       Company

7.     Re-appoint Mr. D.A. Stuurop as a Director of              Mgmt          For                            For
       the Company

8.     Appoint KPMG as the Auditors of the Company               Mgmt          For                            For
       and authorize the Directors to determine the
       Auditors' remuneration

9.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

10.    Authorize the Directors to allot shares                   Mgmt          Against                        Against

11.    Approve to disapply pre-emption rights                    Mgmt          For                            For

12.    Authorize the Company to purchase its own shares          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HITACHI CABLE,LTD.                                                                          Agenda Number:  702013397
--------------------------------------------------------------------------------------------------------------------------
        Security:  J20118105
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3790600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HITACHI INFORMATION SYSTEMS,LTD.                                                            Agenda Number:  701996184
--------------------------------------------------------------------------------------------------------------------------
        Security:  J52086105
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3788000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HITACHI KOKUSAI ELECTRIC INC.                                                               Agenda Number:  702004069
--------------------------------------------------------------------------------------------------------------------------
        Security:  J20423109
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3294600006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

3      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HITACHI MAXELL,LTD.                                                                         Agenda Number:  702013359
--------------------------------------------------------------------------------------------------------------------------
        Security:  J20496105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3791800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HITACHI PLANT TECHNOLOGIES,LTD.                                                             Agenda Number:  701985369
--------------------------------------------------------------------------------------------------------------------------
        Security:  J20580106
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3791400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HITACHI SOFTWARE ENGINEERING CO.,LTD.                                                       Agenda Number:  701991095
--------------------------------------------------------------------------------------------------------------------------
        Security:  J20727103
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3788800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HITACHI TRANSPORT SYSTEM,LTD.                                                               Agenda Number:  702007976
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2076M106
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3791200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HITACHI ZOSEN CORPORATION                                                                   Agenda Number:  701987971
--------------------------------------------------------------------------------------------------------------------------
        Security:  J20790101
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3789000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications, Approve Minor Revisions
       Related to Dematerialization of Shares and
       the Other Updated Laws and Regulations

2.     Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HKC HLDGS LTD                                                                               Agenda Number:  701932089
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4516H120
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  BMG4516H1209
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements and the reports of the Directors
       and the Auditor for the YE 31 DEC 2008

2.i    Re-elect Mr. Oei Tjie Goan as a Director                  Mgmt          Against                        Against

2.ii   Re-elect Mr. Xu Zheng as a Director                       Mgmt          Against                        Against

2.iii  Re-elect Mr. Tsang Sai Chung, Kirk as a Director          Mgmt          For                            For

2.iv   Re-elect Mr. Liu Guolin as a Director                     Mgmt          Against                        Against

2.v    Re-elect Mr. Chung Cho Yee, Mico as a Director            Mgmt          Against                        Against

3.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

5.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options which would or might
       require the exercise of such powers during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company, otherwise
       than pursuant to i) a rights issue; or ii)
       the exercise of subscription or conversion
       rights under the terms of any warrants, bonds,
       debentures, notes, options or other securities
       convertible into shares of the Company; or
       iii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the eligible persons of shares or
       rights to acquire shares in the share capital
       of the Company; or iv) any scrip dividend or
       similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM of the Company is required
       by any applicable law or the Bye-laws of the
       Company to be held ]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 0.01 each in the share capital
       of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange on which the shares
       of the Company have been or may be listed and
       recognized by the Securities on share repurchases
       for such purposes, subject to and in accordance
       with all applicable laws and regulations, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by any applicable law or the Bye-Laws
       of the Company to be held]

7.     Approve, subject to the passing of Resolutions            Mgmt          For                            For
       5 and 6 as specified, the general mandate granted
       to the Directors of the Company to allot, issue
       and deal with additional shares pursuant to
       Resolution 5 as specified, by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company under the
       authority pursuant to Resolution 6 as specified
       provided that such extended amount shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this resolution

S.8    Amend Bye-Law 1, Bye-Law 2(h), Bye-Law 59, Bye-Law        Mgmt          For                            For
       2(i), Bye-Law 10, Bye-Law 59(1), Bye-Law 63,
       Bye-Law 66, Bye-Law 67, Bye-Law 68, Bye-Law
       69, Bye-Law 70, Bye-Law 71, Bye-Law 73, Bye-Law
       78, Bye-Law 79, Bye-Law 80, Bye-Law 82(2),
       Bye-Law 86(4), Bye-Law 153(3), Bye-Law 84(4),
       Bye-Law 151(3), Bye-Law 83(2), Bye-Law 87,
       Bye-Law 85, Bye-Law 84(1), Bye-Law 86(2), Bye-Law
       84(2), Bye-Law 85(2), Bye-Law 87(5), Bye-Law
       87(6), Bye-Law 87(7), Bye-Law 88, Bye-Law 96,
       Bye-Law 97, Bye-Law 98, Bye-Law 99, Bye-Law
       90, Bye-Law 94, Bye-Law 95, Bye-Law 89, Bye-Law
       102, Bye-Law 100, Bye-Law 116, Bye-Law 125,
       Bye-Law 129(4), Bye-Law 153, Bye-Law 151, Bye-Law
       150 and Bye-Law 152 of the Company, as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HKC HLDGS LTD                                                                               Agenda Number:  701964240
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4516H120
    Meeting Type:  SGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  BMG4516H1209
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

S.1    Approve, subject to the compliance with Section           Mgmt          For                            For
       46(2) of the Companies Act 1981 of Bermuda
       and as specified, to reduce the share premium
       account of the Company by the amount of HKD
       124.8 million and authorize the Directors of
       the Company to credit such reduced amount to
       the contributed surplus account of the Company;
       and generally authorize the Directors of the
       Company to carry out all acts and things which
       they may consider appropriate, necessary or
       desirable to give effect to or to implement
       the foregoing

O.1    Approve that subject to as specified, compliance          Mgmt          For                            For
       with section 54(1) of the Companies Act 1981
       of Bermuda and issuance of the HKE Bonus Warrants
       to the Company by HKE, to approve distribution
       out of the contributed surplus account of the
       Company to its members whose names appear on
       the register of members of the Company on the
       distribution record date and such distribution
       satisfied by way of distribution in specie
       of the HKE Bonus Warrants on the basis of 1
       HKE Bonus Warrant for every 144 Shares of the
       Company [rounded down to the nearest whole
       number] held by such members; and generally
       authorize the Directors of the Company to carry
       out all acts and things which they may consider
       appropriate, necessary or desirable to give
       effect to or to implement the foregoing




--------------------------------------------------------------------------------------------------------------------------
 HKR INTERNATIONAL LTD                                                                       Agenda Number:  701660210
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4520J104
    Meeting Type:  AGM
    Meeting Date:  05-Aug-2008
          Ticker:
            ISIN:  KYG4520J1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements, the reports of the Directors and
       the Auditors of the Company for the YE 31 MAR
       2008

2.     Declare a final dividend for the YE 31 MAR 2008           Mgmt          For                            For

3.I    Re-elect Mr. Honourable Ronald Joseph ARCULLI             Mgmt          For                            For
       as a Non-Executive Director

3.II   Re-elect Dr. The Honourable CHEUNG Kin Tung               Mgmt          For                            For
       Marvin as an Independent Non-Executive Director

3.III  Re-elect Ms. HO Pak Ching Loretta as a Non-Executive      Mgmt          For                            For
       Director

3.IV   Re-elect Mr. TANG Moon Wah as an Executive Director       Mgmt          For                            For

3.V    Approve, with retroactive effect from 01 APR              Mgmt          For                            For
       2008, an increase in the rate of basic annual
       fee foe acting as Non-Executive Director or
       Independent Non-Executive Director of the Company
       from HKD 80,000 to HKD 100,000 and an increase
       in the rate of additional annual fee for each
       of them acting as Member of the Audit Committee
       and/or Remuneration Committee of the Company
       from HKD 85,000 to HKD 100,000 per committee

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor for the ensuing year and authorize
       the Board of Directors of the Company to fix
       their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to Paragraph c) of this resolution and all
       applicable laws, to allot, issue or grant,
       distribute and otherwise deal with additional
       shares in the capital of the Company and make,
       issue or grant offers, agreements and options
       including warrants, bonds, debentures, notes
       and other securities which carry rights of
       subscription for or conversion into shares
       of the Company, during and after the relevant
       period, shall not exceed the aggregate of 20%
       of the aggregate nominal amount of the issued
       share capital of the Company, otherwise than
       pursuant to a) a rights issue; or b) the exercise
       of options or similar arrangement from the
       time being adopted by the Company in accordance
       with the Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited
       for the grant or issue of shares or rights
       to acquire shares in the Company; or c) the
       exercise of subscription or conversion rights
       under the terms of any existing warrants, bonds,
       debentures, notes or other securities issued
       by the Company; or d) any scrip dividend or
       similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares in the Company in accordance
       with the Articles of Association of the Company
       from time to time; or e) a special authority
       granted by the shareholders of the Company
       in general meeting; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any other applicable Laws to
       be held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to Paragraph b) of this Resolution 6 and all
       applicable laws, to purchase or repurchase
       issued shares in the capital of the Company,
       during the relevant period, on The Stock Exchange
       of Hong Kong Limited [Stock Exchange] or any
       other stock exchange on which the shares of
       the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       of Hong Kong or the Stock Exchange for such
       purposes, subject to and in accordance with
       all applicable laws and/or the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or other stock exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any other applicable
       Laws to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, the general mandate granted to the
       Directors of the Company pursuant to Resolution
       5 to allot, issue, grant, distribute and otherwise
       deal with additional shares in the capital
       of the Company and to make, issue or grant
       offers, agreements and options including warrants,
       bonds, debentures, notes and other securities
       which carry rights of subscription for or conversion
       into shares of the Company be extended by the
       addition thereto of an amount representing
       the aggregate nominal amount of the shares
       of the Company purchased or repurchased by
       the Company under the authority granted by
       Resolution 6, provided that such extended amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of the passing of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 HKSCAN CORPORATION, TURKU                                                                   Agenda Number:  701871370
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5056X103
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  FI0009006308
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to scrutinize the minutes             Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Presentation of the financial statements, the             Non-Voting    No vote
       report of the Board of Directors and the Auditor'
       report for the year 2008 review by the CEO

7.     Adopt the accounts                                        Mgmt          Abstain                        Against

8.     Approve to pay a dividend of EUR 0.24per share            Mgmt          For                            For

9.     Grant discharge from liability                            Mgmt          Abstain                        Against

10.    Approve the remuneration of the Board Members             Mgmt          For                            For

11.    Approve the number of the Board Members                   Mgmt          For                            For

12.    Re-elect Messrs. M. Aalto,T. Varho-Lankinen,              Mgmt          For                            For
       M. Karppinen and M. Murto as the Board Members
       and elect Mr. L. Hultstrom as a new Member
       of Board

13.    Approve the remuneration of the Auditor                   Mgmt          For                            For

14.    Elect PricewaterhouseCoopers OY as the Auditor            Mgmt          For                            For

15.    Amend Articles of Association                             Mgmt          For                            For

16.    Authorize the Board to decide on purchase of              Mgmt          For                            For
       Company's own series A shares

17.    Authorize the Board to resolve on issue of shares         Mgmt          For                            For
       options as well as other instruments entitling
       to shares

18.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HMV GROUP PLC                                                                               Agenda Number:  701670172
--------------------------------------------------------------------------------------------------------------------------
        Security:  G45278101
    Meeting Type:  AGM
    Meeting Date:  05-Sep-2008
          Ticker:
            ISIN:  GB0031575722
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts for 52 weeks              Mgmt          For                            For
       ended 26 APR 2008

2.     Approve the Directors' remuneration report                Mgmt          Against                        Against

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. Roy Brown                                    Mgmt          For                            For

5.     Re-elect Mr. Simon Fox                                    Mgmt          For                            For

6.     Re-elect Mr. Philip Rowley                                Mgmt          For                            For

7.     Re-appoint Ernst and Young as the Auditors                Mgmt          For                            For

8.     Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

9.     Grant authority to allot shares                           Mgmt          For                            For

10.    Grant authority for the HMV Group Plc and its             Mgmt          For                            For
       subsidiaries to make political donations

S.11   Approve to disapply pre-emption rights                    Mgmt          For                            For

S.12   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.13   Amend the Articles of Association                         Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HOCHSCHILD MNG PLC                                                                          Agenda Number:  701917506
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4611M107
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  GB00B1FW5029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts of the Company               Mgmt          For                            For
       for the YE 31 DEC 2008

2.     Approve the 2008 Directors' remuneration report           Mgmt          Against                        Against

3.     Approve the final dividend                                Mgmt          For                            For

4.     Elect Mr. Miguel Aramburu as a Director of the            Mgmt          Against                        Against
       Company

5.     Elect Mr. Ignacio Rosado as a Director of the             Mgmt          Against                        Against
       Company

6.     Re-elect Mr. Jorge Born Jr. as a Director of              Mgmt          For                            For
       the Company

7.     Re-elect Mr. Nigel Moore as a Director of the             Mgmt          For                            For
       Company

8.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For

9.     Authorize the Audit Committee to set the Auditors'        Mgmt          For                            For
       remuneration

10.    Authorize the Directors to allot shares                   Mgmt          Against                        Against

S.11   Approve to disapply statutory pre-emption rights          Mgmt          For                            For

S.12   Authorize the Company to make market purchases            Mgmt          For                            For
       of its own shares

S.13   Grant authority for the general meetings other            Mgmt          Against                        Against
       than AGMs to be called on not less than 14
       clear days' notice

S.14   Amend the Articles of Association to take effect          Mgmt          For                            For
       on 01 OCT 2009

15.    Approve to revoke any deemed limit in the Articles        Mgmt          For                            For
       of Association on the number of shares the
       Company can allot




--------------------------------------------------------------------------------------------------------------------------
 HOKKAN HOLDINGS LIMITED                                                                     Agenda Number:  702010339
--------------------------------------------------------------------------------------------------------------------------
        Security:  J21168125
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3846600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HOKUETSU PAPER MILLS,LTD.                                                                   Agenda Number:  702013474
--------------------------------------------------------------------------------------------------------------------------
        Security:  J21882105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3841800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Change Official Company Name           Mgmt          For                            For
       to Hokuetsu Kishu Paper Co.,  Ltd.

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Authorize   Use of Share Purchase Warrants,
       Allow Board to Authorize Use of Free Share
       Purchase Warrants as Anti-Takeover Defense
       Measure

4      Approve Renewal of Anti-Takeover Defense Measures         Mgmt          Against                        Against

5.1    Appoint a Director                                        Mgmt          For                            For

5.2    Appoint a Director                                        Mgmt          For                            For

5.3    Appoint a Director                                        Mgmt          For                            For

5.4    Appoint a Director                                        Mgmt          For                            For

5.5    Appoint a Director                                        Mgmt          For                            For

5.6    Appoint a Director                                        Mgmt          For                            For

5.7    Appoint a Director                                        Mgmt          For                            For

5.8    Appoint a Director                                        Mgmt          For                            For

5.9    Appoint a Director                                        Mgmt          For                            For

5.10   Appoint a Director                                        Mgmt          For                            For

5.11   Appoint a Director                                        Mgmt          For                            For

5.12   Appoint a Director                                        Mgmt          For                            For

5.13   Appoint a Director                                        Mgmt          For                            For

5.14   Appoint a Director                                        Mgmt          For                            For

6      Appoint a Corporate Auditor                               Mgmt          For                            For

7      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

8      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HOLIDAYBREAK PLC, NORTHWITCH CHESHIRE                                                       Agenda Number:  701795289
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3143M106
    Meeting Type:  AGM
    Meeting Date:  24-Feb-2009
          Ticker:
            ISIN:  GB0003164950
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and Auditors
       for the YE 30 SEP 2008

2.     Declare a final dividend of 6.8p per ordinary             Mgmt          For                            For
       share in respect of the YE 30 SEP 2008

3.     Approve the Director's remuneration report for            Mgmt          For                            For
       the YE 30 SEP 2008

4.     Re-elect Mr. Carl Michel as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Steve Whitfield as a Director                Mgmt          For                            For

6.     Re-appoint Mr. Chris Stephens as a Director               Mgmt          For                            For

7.     Re-appoint Mr. Neil Bright as a Director                  Mgmt          For                            For

8.     Re-appoint Deloitte LLP as the Auditors to the            Mgmt          For                            For
       Company, to hold office until the conclusion
       of the next general meeting

9.     Authorize the Audit Committee of the Board of             Mgmt          For                            For
       Directors to fix the remuneration of the Auditors

10.    Approve the political donations and political             Mgmt          For                            For
       expenditure

11.    Authorize the Directors to allot shares                   Mgmt          For                            For

S.12   Approve to disapply statutory pre-emption rights          Mgmt          For                            For

S.13   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.14   Amend the Articles of Association                         Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HONG KONG AIRCRAFT ENGR LTD                                                                 Agenda Number:  701887664
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y29790105
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  HK0044000302
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN THE HONG KONG MARKET THAT             Non-Voting    No vote
       A VOTE OF "ABSTAIN" WILL BE TREATED THE SAME
       AS A "TAKE NO ACTION" VOTE. THANK YOU.

       Receive the report of the Directors and the               Non-Voting    No vote
       audited accounts for the YE 31 DEC 2008

1.     Declare a final dividend                                  Mgmt          For                            For

2.a    Re-elect Mr. CHAN Ping Kit as a Director                  Mgmt          Against                        Against

2.b    Re-elect Mr. Davy HO Cho Ying as a Director               Mgmt          Against                        Against

2.c    Re-elect Mr. Lincoln LEONG Kwok Kuen as a Director        Mgmt          For                            For

2.d    Elect Mr. Augustus TANG Kin Wing as a Director            Mgmt          Against                        Against

2.e    Elect Mr. Merlin Bingham SWIRE as a Director              Mgmt          Against                        Against

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Authorize the Directors of the Company to make            Mgmt          For                            For
       on-market share repurchases [within the meaning
       of the Code on Share Repurchases], during the
       relevant period, not exceeding 10% of the aggregate
       nominal amount of the shares in issue at the
       date of passing this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is to
       be held by law]

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares and to
       make or grant offers, agreements and options
       which will or might require the exercise of
       such powers during or after the end of the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the shares in issue at the
       date of passing this resolution provided that
       the aggregate nominal amount of the shares
       so allotted [or so agreed conditionally or
       unconditionally to be allotted] pursuant to
       this resolution wholly for cash shall not exceed
       5% of the aggregate nominal amount of the shares
       in issue at the date of passing this resolution,
       otherwise than pursuant to i) a Rights Issue
       or ii) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       to be held by law]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE.IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HONG LEONG ASIA LTD                                                                         Agenda Number:  701899443
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3645L101
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  SG1F76860344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts and reports        Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.     Declare a tax exempt [1-tier] final dividend              Mgmt          For                            For
       of 2 cents per ordinary share for the YE 31
       DEC 2008 as recommended by the Directors

3.     Approve the Directors fees of SGD 190,000 [excluding      Mgmt          For                            For
       the Audit Committee fees] for the YE 31 December
       2008 [year 2007: SGD 190,000] and Audit Committee
       fees of SGD 20,000 per quarter for the period
       commencing from 01 JULY 2009 to 30 JUNE 2010,
       with payment of the Audit Committee fees to
       be made in arrears at the end of each calendar
       quarter

4.i    Re-elect Mr. Kwek Leng Peck as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Articles of Association of the Company

4.ii   Re-elect Mr. Ernest Colin Lee as a Director,              Mgmt          For                            For
       who retires by rotation in accordance with
       the Articles of Association of the Company

5.     Re-appoint Mr. Quek Shi Kui as a Director of              Mgmt          For                            For
       the Company, pursuant to Section 153(6) of
       the Companies Act, Chapter 50, to hold office
       from the date of this meeting until the next
       AGM

6.     Re-appoint Messrs. KPMG LLP as the Auditors               Mgmt          For                            For
       and authorize the Directors to fix their remuneration

7.     Authorize the Directors to: (a) (i) issue shares          Mgmt          Against                        Against
       in the capital of the Company [shares] whether
       by way of rights, bonus or otherwise; and/or
       (ii) make or grant offers, agreements or options
       [collectively, Instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and (b) [notwithstanding the authority
       conferred by this ordinary resolution may have
       ceased to be in force] issue shares in pursuance
       of any Instrument made or granted by the Directors
       while this ordinary resolution was in force,
       provided that: (1) the aggregate number of
       shares to be issued pursuant to this ordinary
       resolution [including shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this ordinary resolution but excluding shares
       which may be issued pursuant to any adjustments
       effected under any relevant instrument: (A)
       by way of renounceable rights issues on a pro
       rata basis to shareholders of the Company [Renounceable
       Rights Issues] does not exceed 100% of the
       total number of issued shares, excluding treasury
       shares, in the capital of the Company [as calculated
       in accordance with sub-paragraph (3) below);
       and (B) otherwise than by way of renounceable
       rights issues [Other Share Issues] does not
       exceed 50% of the total number of issued shares,
       excluding treasury shares, in the capital of
       the Company [as calculated in accordance with
       sub-paragraph (3) below], of which the aggregate
       number of shares to be issued other than on
       a pro rata basis to shareholders of the Company
       does not exceed 20% of the total number of
       issued shares, excluding treasury shares, in
       the capital of the Company [as calculated in
       accordance with sub-paragraph (3) below]; (2)
       the renounceable rights issues and other share
       Issues shall not, in aggregate, exceed 100%
       of the total number of issued shares, excluding
       treasury shares, in the capital of the Company
       [as calculated in accordance with sub-paragraph
       (3) below]; (3) [subject to such manner of
       calculation as may be prescribed by the Singapore
       Exchange Securities Trading Limited [SGX-ST]]
       for the purpose of determining the aggregate
       number of shares that may be issued under sub-paragraphs
       (1)(A) and (1)(B) above, the total number of
       issued shares, excluding treasury shares, shall
       be based on the total number of issued shares,
       excluding treasury shares, in the capital of
       the Company at the time this Ordinary Resolution
       is passed, after adjusting for: (i) new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       and subsisting at the time this ordinary resolution
       is passed; and (ii) any subsequent bonus issue,
       consolidation or subdivision of shares; (4)
       in exercising the authority conferred by this
       ordinary resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date by which the next AGM
       is required by law to be held]

8.     Authorize the Directors of the Company, contingent        Mgmt          Against                        Against
       on the passing of the Ordinary Resolution in
       7 above, to fix the issue price for shares
       in the capital of the Company that may be issued
       by way of placement pursuant to the 20% sub-limit
       for other share Issues on a non pro rata basis
       referred to in Resolution 7 above, at a discount
       exceeding 10% but not more than 20% of the
       price as determined in accordance with the
       Listing Manual of the SGX-ST

9.     Authorize the Directors, to offer and grant               Mgmt          For                            For
       options in accordance with the provisions of
       the Hong Leong Asia Share Option Scheme 2000
       [the Share Option Scheme] and to allot and
       issue from time to time such number of shares
       in the capital of the Company as may be required
       to be issued pursuant to the exercise of the
       options granted under the Share Option Scheme
       provided that the aggregate number of shares
       to be issued pursuant to the Share Option Scheme
       shall not exceed 15% of the total number of
       issued shares excluding treasury shares, if
       any, in the capital of the Company from time
       to time, and provided further that the aggregate
       number of shares to be issued during the entire
       operation of the Share Option Scheme [subject
       to adjustments, if any, made under the Share
       Option Scheme] shall not exceed such limits
       or [as the case may be] sub-limits as may be
       prescribed in the Share Option Scheme

10.    Authorize the Directors of the Company, that:             Mgmt          For                            For
       (a) for the purposes of Sections 76C and 76E
       of the Companies Act, Chapter 50 [the Companies
       Act], to purchase or otherwise acquire issued
       ordinary shares in the capital of the Company
       [the Shares] not exceeding in aggregate the
       Maximum Limit [as hereafter defined], at such
       price or prices as may be determined by the
       Directors from time to time up to the maximum
       price [as hereafter defined], whether by way
       of: (i) market purchase's on the SGX-ST and/or
       any other stock exchange on which the shares
       may for the time being be listed and quoted
       [Other Exchange]; and/or (ii) off-market purchase's
       [if effected otherwise than on the SGX-ST or,
       as the case may be, other exchange] in accordance
       with any equal access scheme's as may be determined
       or formulated by the Directors as they consider
       fit, which scheme's shall satisfy all the conditions
       prescribed by the Companies act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGX-ST or, as the case may
       be, other exchange as may for the time being
       be applicable, [the Share Purchase Mandate];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company is held or the
       date by which the next AGM is required by law
       to be held]; and the Directors of the Company
       and/or any of them be and are hereby authorized
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution

11.    Authorize the for the Company, its subsidiaries           Mgmt          For                            For
       and its associated Companies that are not listed
       on the SGX-ST or an approved exchange, over
       which the Company, its subsidiaries and/or
       its interested person's, have control, or any
       of them, for the purposes of Chapter 9 of the
       Listing Manual of SGX-ST, to enter into any
       of the transactions falling within the types
       of interested person transactions, as specified;
       provided that such transactions are entered
       in accordance with the review procedures as
       specified, and that such approval [the IPT
       Mandate] shall, unless revoked or varied by
       the Company in general meeting, [Authority
       expires the conclusion of the next AGM of the
       Company]; and authorize the Directors of the
       Company to complete and do all such acts and
       things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the IPT mandate and/or this
       resolution

       Transact any other ordinary business                      Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG & SHANGHAI HOTELS LTD                                                              Agenda Number:  701893908
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y35518110
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  HK0045000319
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors' and the Independent
       Auditor for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. Ronald James McAulay as a Director           Mgmt          Against                        Against

3.b    Re-elect Dr. The Hon. Sir David Kwok Po Li as             Mgmt          For                            For
       a Director

3.c    Re-elect Mr. John Andrew Harry Leigh as a Director        Mgmt          For                            For

3.d    Re-elect Mr. Nicholas Timothy James Colfer as             Mgmt          For                            For
       a Director

3.e    Re-elect Mr. Neil John Galloway as a Director             Mgmt          For                            For

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       at a fee to be agreed by the Directors and
       authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to allot, issue and deal
       with additional shares in the capital of the
       Company and make or grant offers, agreements,
       options or warrants during and after the relevant
       period, not exceeding 20% of the aggregate
       number of the issued share capital of the Company
       otherwise than pursuant to: i) a rights issue;
       or ii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company; or
       iii) any scrip dividend or similar arrangement
       pursuant to the Articles of Association of
       the Company from time to time; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is to be held by
       law]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares or otherwise acquire shares of HKD 0.50
       each in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited,
       during the relevant period, provided that the
       aggregate number of shares in the capital of
       the Company so repurchased or otherwise acquired
       shall not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       and [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is to be held by law]

7.     Approve, subject to the passing of the Resolutions        Mgmt          For                            For
       5 and 6 above, to add the aggregate number
       of the shares in the capital of the Company
       which are repurchased or otherwise acquired
       by the Company pursuant to Resolution 6 be
       added to the aggregate number of shares in
       the capital of the Company which may be issued
       pursuant to Resolution 5

S.8    Amend the Articles 1, 2, 7A, 15, 17(A), 17(B),            Mgmt          For                            For
       36, 38, 49, 58, 65A, 68, 74A, 70, 72, 74A,
       86, 87, 89, 91, 92, 98(A), 130(A), 130(C),
       133, 135, 137 of the Articles of Association
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 HOPEWELL HOLDINGS LTD                                                                       Agenda Number:  701710243
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y37129148
    Meeting Type:  AGM
    Meeting Date:  13-Oct-2008
          Ticker:
            ISIN:  HK0054007841
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Independent
       Auditor's for the YE 30 JUN 2008

2.1    Declare a final dividend of HK 40 cents per               Mgmt          For                            For
       share

2.2    Declare a special final dividend of HK 110 cents          Mgmt          For                            For
       per share

3.1    Re-elect Mr. Josiah Chin Lai KWOK as a Director           Mgmt          For                            For

3.2    Re-elect Mr. Guy Man Guy WU as a Director                 Mgmt          For                            For

3.3    Re-elect Lady Ivy Sau Ping KWOK WU as a Director          Mgmt          For                            For

3.4    Re-elect Ms. Linda Lai Chuen LOKE as a Director           Mgmt          For                            For

3.5    Re-elect Mr. Barry Chung Tat MOK as a Director            Mgmt          For                            For

3.6    Approve to fix the Directors' fees                        Mgmt          For                            For

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor and authorize the Directors
       to fix their remuneration

5.1    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other stock
       exchange on which the shares of the Company
       may be listed and which is recognized by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange for this purposes, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of the passing
       of this resolution; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

5.2    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of the
       Company and to make or grant offers, agreements
       or options [including warrants, bonds, debentures,
       notes and other securities which carry rights
       to subscribe for or are convertible into shares
       of the Company] during and after the relevant
       period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company, [otherwise than as scrip dividends
       pursuant to the Articles of Association of
       the Company from time to time or pursuant to
       a rights issue (as specified) or pursuant to
       the exercise of any rights of subscription
       or conversion under any existing warrants,
       bonds, debentures, notes and other securities
       issued by the Company or any share option scheme];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

5.3    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to allot shares pursuant to
       Resolution 5.2 by the addition thereto of an
       amount representing the aggregate nominal amount
       of the share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to Resolution 5.1 as specified, provided
       that such extended amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing this resolution

S.6    Amend the Article 91[B] of the Articles of Association    Mgmt          For                            For
       as specified; and authorize the Directors to
       do all such acts and execute all documents
       to effect and implement the amendment to Article
       91[B] of the Articles of Association

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HOPEWELL HOLDINGS LTD                                                                       Agenda Number:  701712158
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y37129148
    Meeting Type:  EGM
    Meeting Date:  13-Oct-2008
          Ticker:
            ISIN:  HK0054007841
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the Conditional Agreement             Mgmt          For                            For
       dated 02 SEP 2008 entered into between Hopewell
       Guangzhou-Zhuhai Superhighway Development Limited
       ["HHI West HK Co"] and Guangdong Provincial
       Highway Construction Company Limited "[West
       Route PRC Partner"] regarding amendments of
       the Sino-foreign co-operative joint venture
       contract dated 05 JAN 2004 between them, as
       may be amended from time to time [the "JV Contract"]
       in relation to the proposed Zhongshan-to-Zhuhai
       section of approximately 38 km ["Phase III
       West"] of the route for a proposed network
       of dual 3 lane toll-expressways in the western
       Pearl River Delta, linking Guangzhou, Foshan,
       Zhongshan and Zhuhai ["Western Delta Route"]
       and the Conditional Agreement dated 02 SEP
       2008 entered into between HHI West HK Co and
       West Route PRC Partner regarding amendments
       of the Articles of Association, as may be amended
       from time to time [the "JV Articles"] of Guangdong
       Guangzhou-Zhuhai West Superhighway Company
       Limited ["West Route JV"] in relation to Phase
       III West [copies of the two Conditional Agreements
       [the "2008 Phase III Amendment Agreements"]
       have been produced at this meeting and marked
       as "Exhibit-A" and signed by a Director of
       the Company for the purpose of identification]
       and all transactions contemplated thereby;
       the Conditional Agreement dated 02 SEP 2008
       entered into between HHI West HK Co and West
       Route PRC Partner regarding amendments of the
       JV Contract in relation to the proposed Shunde-to-Zhongshan section of approximately 46 km of the Western
       Delta Route ["Phase II West"] and the Conditional
       Agreement dated 02 SEP 2008 entered into between
       HHI West HK Co and West Route PRC Partner regarding
       amendments of the JV Articles in relation to
       Phase II West [copies of the two Conditional
       Agreements [the "2008 Phase II Amendment Agreements",
       together with the 2008 Phase III Amendment
       Agreements, the "2008 Amendment Agreements"]
       have been produced at this meeting and marked
       as "Exhibit-B" and signed by a Director of
       the Company for the purpose of identification]
       and all transactions contemplated thereby;
       and the entering into of all such transactions,
       agreements and arrangements [including without
       limitation, with West Route PRC Partner and
       Guangdong Provincial Communication Group Company
       Limited and their respective subsidiaries and
       associated Companies and with other connected
       persons of the Company], and signing, sealing,
       execution, perfection, performance and delivery
       of all such documents by West Route JV, Hopewell
       Highway Infrastructure Limited ["HHI"] or any
       subsidiary or jointly controlled entity of
       HHI as the Directors of HHI may in their absolute
       discretion consider necessary or desirable
       or expedient to give effect to the 2008 Amendment
       Agreements or for the implementation of all
       transactions contemplated thereunder, including
       but not limited to: 1] amending the terms of
       the 2008 Amendment Agreements, the JV Contract
       and the JV Articles as required by relevant
       authorities in the People's Republic of China
       ["PRC Authorities"] or for the purposes of
       obtaining the approval of PRC Authorities or
       to comply with all applicable laws, rules and
       regulations; 2] entering into any transactions
       pursuant to, for the purposes of implementing
       or in connection with the 2008 Amendment Agreements,
       the JV Contract or the JV Articles; and 3]
       entering into any transactions or arrangements
       or dealing with any matters related, ancillary
       or incidental to the investment in or the planning,
       design, construction, management or operation
       of Phase II West or Phase III West or any properties,
       facilities, developments or investments under
       or in connection with Phase II West or Phase
       III West or which may be carried out, implemented
       or invested in by West Route JV in connection
       with Phase II West or Phase III West




--------------------------------------------------------------------------------------------------------------------------
 HOPEWELL HWY INFRASTRUCTURE  LTD                                                            Agenda Number:  701710647
--------------------------------------------------------------------------------------------------------------------------
        Security:  G45995100
    Meeting Type:  AGM
    Meeting Date:  13-Oct-2008
          Ticker:
            ISIN:  KYG459951003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the report of the Directors and Independent
       Auditor's report for the YE 30 JUN 2008

2.1    Approve the recommended final dividend of HK              Mgmt          For                            For
       13 cents per share

2.2    Approve the recommended special final dividend            Mgmt          For                            For
       of HK 28 cents per share

3.1.a  Re-elect Ir. Leo Kwok Kee Leung as a Director             Mgmt          Against                        Against

3.1.b  Re-elect Mr. Cheng Hui Jia as a Director                  Mgmt          Against                        Against

3.1.c  Re-elect Mr. Kojiro Nakahara as a Director                Mgmt          For                            For

3.1.d  Re-elect Mr. Barry Chung Tat Mok as a Director            Mgmt          Against                        Against

3.2    Approve to resolve not to fill up the vacated             Mgmt          For                            For
       office resulting from the retirement of Mr.
       Lijia Huang as a Director

3.3    Approve to fix the Directors' fees                        Mgmt          For                            For

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors and authorize the Directors
       to fix their remuneration

5.1    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company on The Stock Exchange
       of Hong Kong Limited [the "Stock Exchange"]
       or on any other stock exchange on which the
       shares of the Company may be listed and recognized
       by the Securities and Futures Commission of
       Hong Kong and the stock exchange for this purpose,
       subject to and in accordance with all applicable
       laws and/or the requirements of the Rules of
       Governing the Listing of Securities on the
       Stock Exchange or of any other stock exchange
       as amended from time to time during the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws to be held]

5.2    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited,
       to allot, issue and deal with unissued shares
       in the capital of the Company and to make or
       grant offers, agreements and options [including
       warrants bonds, debentures, notes and any securities
       which carry rights to subscribe for or are
       convertible into shares of the Company] during
       and after the relevant period, not exceeding
       the aggregate of 20% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing of this resolution;
       otherwise pursuant to: i) a rights issue; or
       ii) any share option scheme or similar arrangement
       for the time being adopted for the grant or
       issue of shares or rights to acquire shares
       of the Company; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       and issue of shares in lieu of the whole or
       part of a dividend in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Article of Association of the
       Company or any applicable laws to be held by
       law]

5.3    Approve, subject to the passing of the Resolution         Mgmt          For                            For
       5.1 and 5.2, to extend the general mandate
       granted to the Directors of the Company and
       for the time being in force to exercise the
       powers of the Company to allot, issue and deal
       with un issued shares pursuant to Resolution
       5.2 by the addition to the aggregate nominal
       value of the share capital of the Company which
       may be allotted or agreed conditionally or
       unconditionally to be allotted by the Directors
       of the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       value of the share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to Resolution 5.1, provided that such
       extended amount shall not exceed 10% of the
       aggregate nominal value of the issued share
       capital of the Company as at the date of the
       passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 HOPSON DEVELOPMENT HOLDINGS LTD                                                             Agenda Number:  701931001
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4600H101
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  BMG4600H1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTIONS
       1 TO 6. THANK YOU.

1.     Receive and consider the audited consolidated             Mgmt          For                            For
       financial statements of the Company and its
       subsidiaries and the reports of the directors
       and auditors for the YE 31 DEC 2008

2.A    Re-elect Mr. Chu Mang Yee as an Executive Director        Mgmt          Against                        Against

2.B    Re-elect Mr. Chen Chang Ying as an Executive              Mgmt          Against                        Against
       Director

2.C    Re-elect Mr. Au Wai Kin as an Executive Director          Mgmt          Against                        Against

2.D    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Executive Directors and
       the Non-Executive Directors

3.     Approve a remuneration of HKD 240,000 be paid             Mgmt          For                            For
       to each of the Independent Non-Executive Directors
       of the Company for the YE 31 DEC 2009 and for
       each subsequent FY until the Company in general
       meeting otherwise determines, provided that
       such remuneration will be paid in proportion
       to the period of service in the case of a Director
       who has not served a complete year

4.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

6.A    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company or securities convertible
       into such shares or warrants or similar rights
       to subscribe for any shares in the Company
       and to make or grant offers, agreements and
       options during the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing of this resolution, otherwise
       than pursuant to: a rights issue; or pursuant
       to the exercise of options under the Share
       Option Scheme or similar arrangement; or any
       scrip dividend or similar arrangement providing
       for the allotment of share of the Company in
       lieu of the whole or part of the dividend on
       the shares of the Company in accordance with
       the Company's Bye-laws; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is required by the
       Bye-laws of the Company or any applicable laws
       of Bermuda to be held]

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares, on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or on any
       other stock exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       or of any other stock exchange on which the
       securities of the Company may be listed as
       amended from time to time, not exceeding 10%
       of the aggregate nominal amount of the issued
       share capital of the Company on the date of
       passing of this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is required by the
       Bye-laws of the Company or any applicable laws
       of Bermuda to be held]

6.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       6.A and 6.B, to add the aggregate nominal amount
       of shares in the capital of the Company repurchased
       by the Company under the authority granted
       to the Directors as specified in Resolution
       6.B, to the aggregate nominal amount of the
       share capital of the Company that may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to Resolution 6.A, provided that such
       amount shall not exceed 10% of the total nominal
       amount of the issued share capital of the Company
       on the date of this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HOPSON DEVELOPMENT HOLDINGS LTD                                                             Agenda Number:  701967210
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4600H101
    Meeting Type:  SGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  BMG4600H1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR BELOW RESOLUTION.
       THANK YOU.

1.     Approve and ratify the New Framework Agreement            Mgmt          For                            For
       dated 30 APR 2009 entered into between the
       Company and Guangdong Hanjiang Construction
       Installation Project Limited ["Hanjiang" together
       with its subsidiaries and associates, the "Hanjiang
       Group"] ["New Framework Agreement"] for the
       purpose of governing the continuing connected
       transactions between the Group and Hanjiang
       Group ["Continuing Connected Transactions"];
       and the maximum aggregate annual value of each
       of the Continuing Connected Transactions for
       the 3 financial years ending 31 DEC 2011 proposed
       by the Directors of the Company ["Directors"];
       and authorize any 1 Director on behalf of the
       Company to sign, execute, perfect, deliver
       and do all such documents, deeds, acts, matters
       and things as he may in his discretion consider
       necessary or desirable for the purposes of
       or in connection with the implementation of
       the New Framework Agreement and the Continuing
       Connected Transactions




--------------------------------------------------------------------------------------------------------------------------
 HORIBA,LTD.                                                                                 Agenda Number:  701832532
--------------------------------------------------------------------------------------------------------------------------
        Security:  J22428106
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2009
          Ticker:
            ISIN:  JP3853000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.     Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

4.     Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Directors




--------------------------------------------------------------------------------------------------------------------------
 HOSIDEN CORPORATION                                                                         Agenda Number:  701994015
--------------------------------------------------------------------------------------------------------------------------
        Security:  J22470108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3845800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HOTEL PROPERTIES LTD                                                                        Agenda Number:  701901046
--------------------------------------------------------------------------------------------------------------------------
        Security:  V75384103
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG2P14002527
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the Directors' report and            Mgmt          For                            For
       accounts for the YE 31 DEC 2008 and the Auditor's
       report thereon

2.     Declare a final one-tier tax-exempt dividend              Mgmt          For                            For
       of 1 cent per ordinary share for the YE 31
       DEC 2008

3.     Approve the proposed Directors' fees of SGD               Mgmt          For                            For
       310,500 for the YE 31 DEC 2008

4.     Re-appoint the Auditors for the ensuing year              Mgmt          For                            For
       and authorize the Directors to fix their remuneration

       Transact other business                                   Non-Voting    No vote

5.     Re-appoint Mr. Joseph Grimberg as a Director              Mgmt          For                            For
       of the Company to hold such office until the
       next AGM, pursuant to Section 153[6] of the
       Companies Act, Chapter 50

6.     Re-elect Mr. Stephen Lau Buong Lik pursuant               Mgmt          Against                        Against
       to Article 70 of the Articles of Association

7.     Re-elect Mr. Arthur Tan Keng Hock pursuant to             Mgmt          For                            For
       Article 80 of the Articles of Association

8.     Re-elect Mr. Michael S. Dobbs Higginson pursuant          Mgmt          Against                        Against
       to Article 80 of the Articles of Association

9.     Authorize the Director, pursuant to Section               Mgmt          For                            For
       161 of the Companies Act, Chapter 50 and the
       listing rules of the Singapore Exchange Securities
       Trading Limited, to allot and issue shares
       in the capital of the Company ["Shares"] whether
       by way of bonus issue, rights issue or otherwise;
       and/or make or grant offers, agreements or
       options [collectively, "Instruments"] that
       might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares,  at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may, in their
       absolute discretion, deem fit provided that:
       the aggregate number of shares to be issued
       pursuant to this resolution does not exceed
       50% of the total number of issued shares, excluding
       treasury shares if any, in the capital of the
       Company at the time of passing of this resolution,
       of which the aggregate number of shares to
       be issued other than on a pro-rata basis to
       existing shareholders of the Company does not
       exceed 20% of the total number of issued shares,
       excluding treasury shares, if any, in the Company;
       for the purpose of determining the aggregate
       number of shares that may be issued under [i]
       above, the total number of shares to be issued
       by the Company shall be based on the total
       number of issued shares of the Company, excluding
       treasury shares of the company, at the time
       this resolution is passed, after adjusting
       for a) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       resolution is passed, b) any subsequent bonus
       issue, consolidation or subdivision of shares;
       in exercising the authority conferred by this
       Resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force (unless such compliance
       has been waived by the SGX-ST) and the Articles
       of Association for the time being of the Company;
       and [Authority expired the earlier the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by Law to be held]

10.    Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options over ordinary shares in the
       Company in accordance with the regulations
       of the Hotel Properties Limited Share Option
       Scheme 2000 [the Scheme 2000] and pursuant
       to Section 161 of the Companies Act, Chapter
       50, to issue and allot ordinary shares upon
       the exercise of any such options and to do
       all such acts and things as may be necessary
       or expedient to carry the same into effect
       provided that the total number of shares allotted
       and issued under the Scheme 2000 is limited
       to 15% of the total number of issued shares,
       excluding treasury shares, if any, or such
       other limit as may be specified in the Listing
       Manual of the Singapore Exchange Securities
       Trading Limited from time to time

11.    Authorize the Directors of the Company to grant           Mgmt          For                            For
       awards from time to time in accordance with
       the provisions of the Hotel Properties Limited
       Performance Share Plan [HPL PSP], pursuant
       to Section 161 of the Companies Act, Chapter
       50, to allot and issue from time to time such
       number of fully paid-up shares as may be required
       to be issued pursuant to the vesting of the
       awards under the HPL PSP, provided that the
       aggregate number of shares to be allotted and
       issued pursuant to the HPL PSP, Hotel Properties
       Limited Share Option Scheme, Hotel Properties
       Limited Share Option Scheme 2000 and any other
       share-based incentive schemes of the Company,
       shall not exceed 15% of the total number of
       issued shares, excluding treasury shares, if
       any, from time to time




--------------------------------------------------------------------------------------------------------------------------
 HOUSE FOODS CORPORATION                                                                     Agenda Number:  702000655
--------------------------------------------------------------------------------------------------------------------------
        Security:  J22680102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3765400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HSBC INFRASTRUCTURE COMPANY LTD, ST PETER PORT                                              Agenda Number:  701650548
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4682A107
    Meeting Type:  AGM
    Meeting Date:  28-Jul-2008
          Ticker:
            ISIN:  GB00B0T4LH64
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and financial      Mgmt          For                            For
       statements for the year to 31 MAR 2008

2.     Re-elect Mr. Graham Picken as a Director, who             Mgmt          For                            For
       retires by rotation

3.     Re-elect Mr. Sarah Evans as a Director, who               Mgmt          For                            For
       was appointed on 09 Jun 2008

4.     Approve to increase the aggregate Directors               Mgmt          For                            For
       fees cap from GBP 100,000 to GBP 150,000 per
       annum

5.     Re-appoint KPMG Channel Islands Limited as the            Mgmt          For                            For
       Auditors of the Company

6.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

7.     Authorize the Directors to allot scrip dividends          Mgmt          For                            For

S.8    Amend the Companys Articles of Association to             Mgmt          For                            For
       clarify the rights and restrictions applying
       to treasury shares

S.9    Approve to renew the Companys authority to make           Mgmt          For                            For
       market purchases of up to 14.99 % of its own
       issued shares and tender offer for up to 15
       % of its issued shares

S.10   Amend the Companys Articles of Association to             Mgmt          For                            For
       permit the Companys to make future distribution
       by way of a scrip dividend and elect the shareholders
       to receive such distribution as a scrip dividend

S.11   Amend the Companys Articles of Association to             Mgmt          For                            For
       clarify and simplify the C shares conversion
       mechanics




--------------------------------------------------------------------------------------------------------------------------
 HUDBAY MINERALS INC                                                                         Agenda Number:  701826212
--------------------------------------------------------------------------------------------------------------------------
        Security:  443628102
    Meeting Type:  OGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  CA4436281022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR BELOW RESOLUTION.
       THANK YOU.

1.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           No vote
       Approve to consider and vote upon a resolution
       [the 'Removal Resolution'], as specified, requested
       by SRM Global Master Fund Limited Partnership
       ['SRM'] in a requisition of meeting dated 11
       DEC 2008, to remove HudBay's existing Board
       of Directors and elect a slate of 8 replacement
       Directors nominated by SRM, as specified

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HUDBAY MINERALS INC                                                                         Agenda Number:  701967462
--------------------------------------------------------------------------------------------------------------------------
        Security:  443628102
    Meeting Type:  MIX
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  CA4436281022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTIONS
       "1.1 TO 1.8 AND 2" AND 'IN FAVOR' OR 'AGAINST'
       ONLY FOR RESOLUTION NUMBER "3". THANK YOU.

       To receive the audited consolidated financial             Non-Voting    No vote
       statements of the Company for the FYE 31 DEC
       2008 and the Auditor's report thereon

       To fix the number of Directors at 8                       Non-Voting    No vote

1.1    Elect Mr. J. Bruce Barraclough as a Director              Mgmt          For                            For
       of the Company

1.2    Elect Mr. Brian D. Gordon as a Director of the            Mgmt          For                            For
       Company

1.3    Elect Mr. Alan Roy Hibben as a Director of the            Mgmt          For                            For
       Company

1.4    Elect Mr. W. Warren Holmes as a Director of               Mgmt          For                            For
       the Company

1.5    Elect Mr. Peter R. Jones as a Director of the             Mgmt          For                            For
       Company

1.6    Elect Mr. John L. Knowles as a Director of the            Mgmt          For                            For
       Company

1.7    Elect Mr. Alan Lenczner as a Director of the              Mgmt          For                            For
       Company

1.8    Elect Mr. G. Wesley Voorheis as a Director of             Mgmt          For                            For
       the Company

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of the Company for the ensuing year and authorize
       the Board of Directors, upon the recommendation
       of the Audit Committee, to fix the Auditors'
       remuneration

3.     Amend the Company's By-Law, which would require           Mgmt          For                            For
       shareholder approval of the issuance of common
       shares of the Company [or securities convertible
       or exchangeable into common shares] in connection
       with an acquisition if the aggregate number
       of common shares that would be issued would
       exceed 25% of the number of outstanding common
       shares of the Company [on a non-diluted basis]

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HUFVUDSTADEN AB                                                                             Agenda Number:  701818190
--------------------------------------------------------------------------------------------------------------------------
        Security:  W30061126
    Meeting Type:  OGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  SE0000170375
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect the Chairman for the meeting                        Mgmt          For                            For

3.     Approve the voting list                                   Mgmt          For                            For

4.     Elect 1 or 2 persons to verify the minutes                Mgmt          For                            For

5.     Approve the agenda                                        Mgmt          For                            For

6.     Approve to examine whether the meeting has been           Mgmt          For                            For
       duly convened

7.     Approve the President's speech                            Mgmt          For                            For

8.     Receive the annual report and the Auditor's               Mgmt          For                            For
       report as well as the consolidated accounts
       and the Auditor's report for the group

9.     Adopt the income statement and balance sheet              Mgmt          For                            For
       as well as the consolidated income statement
       and consolidated balance sheet included in
       the annual report

10.    Approve the appropriation of the Company's profit         Mgmt          For                            For
       or loss according to the adopted balance sheet

11.    Grant discharge from liability for the Members            Mgmt          For                            For
       of the Board and the President

12.    Approve to determine the number of the Board              Mgmt          For                            For
       Members

13.    Approve to determine the remuneration for the             Mgmt          For                            For
       Board Members and the Auditors

14.    Approve the presentation by the Chairman of               Mgmt          For                            For
       the positions held by the proposed Board Members
       in other Companies and elect the Board for
       the period up to the end of the next AGM

15.    Approve the guidelines for remuneration to Senior         Mgmt          For                            For
       Executives

16.    Authorize the Board to acquire and transfer               Mgmt          For                            For
       shares in the Company

17.    Approve the change in the Articles of Association         Mgmt          For                            For

18.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HUGO BOSS AG, METZINGEN                                                                     Agenda Number:  701871700
--------------------------------------------------------------------------------------------------------------------------
        Security:  D12432106
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  DE0005245534
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD.
       THANK YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 23 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the established annual financial          Non-Voting    No vote
       statements for the period ending 31 DEC 2008
       and the report of the Managing Board for Hugo
       Boss Ag, the approved consolidated annual financial
       statements for the period ending 31 DEC 2008
       and the report of the Managing Board for the
       Hugo Boss Group as well as the report of the
       Supervisory Board and the explanatory report
       on disclosures pursuant to Section 289(4) and
       Section 315(4) of the German Commercial Code
       [HGB] for the 2008 FY

2.     Resolution on the appropriation of net profit             Non-Voting    No vote
       for the 2008 FY

3.     Resolution on the grant of formal approval for            Non-Voting    No vote
       the acts of the Members of the Managing Board
       in 2008 FY

4.     Resolution on the grant of formal approval for            Non-Voting    No vote
       the acts of the Members of the Supervisory
       Board in 2008 FY

5.     Resolution on a by-election of a Member of the            Non-Voting    No vote
       Supervisory Board: Dr. Hellmut Albrecht

6.     Resolution on the authorization of the Managing           Non-Voting    No vote
       Board to increase the nominal capital [authorized
       capital 2009] with the possibility to exclude
       subscription rights and corresponding amendment
       of the Articles of Association

7.     Resolution authorizing the Company to buy its             Non-Voting    No vote
       own shares and to use its own shares, including
       authorization to redeem its own shares thus
       acquired and reduce capital and to exclude
       subscription rights

8.     Election of KPMG AG Wirtschaftsprufungsgesellschaft,      Non-Voting    No vote
       Stuggart as the Auditors and Group Auditors
       for the 2009 FY as well as Auditors for the
       review [Pruferische Durschsicht] of the half-year
       financial report of the 2009 FY




--------------------------------------------------------------------------------------------------------------------------
 HUGO BOSS AG, METZINGEN                                                                     Agenda Number:  701871712
--------------------------------------------------------------------------------------------------------------------------
        Security:  D12432106
    Meeting Type:  SGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  DE0005245534
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 23 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Approval of the resolution of the AGM of the              Mgmt          Against                        Against
       same day on the authorized capital 2009 as
       per item 6 on the agenda of the AGM, the Board
       of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the Company's share capital by
       up to EUR 35,200,000, through the issue of
       new bearer no-par shares and/or bearer preference
       shares, against payment in cash and/or kind,
       on or before 13 MAY 2014, the Board of Managing
       Directors shall be authorized to exclude shareholders’
       subscription rights for residual amounts, in
       connection with mergers and acquisitions and
       for shares of the other type, a capital increase
       against payment in cash shall not affect the
       ratio between ordinary and preferred shares

2.     Separate resolution of the preferred shareholders         Mgmt          For                            For
       on the approval of the resolution of the AGM
       of the same day on the Company's authorization
       to acquire own shares as per item 7 on the
       agenda of the AGM, the Board of Managing Directors
       shall be authorized to acquire ordinary and/or
       preference shares of the Company of up to 10%
       of the Company's share capital through the
       stock exchange, at prices neither more than
       10% above nor more than 20% below the market
       price of the shares, or by way of a public
       repurchase offer to all shareholders, at prices
       not deviating more than 20% from the market
       price of the shares, on or before 13 NOV 2010
       the Board of Managing Directors shall be authorized
       to retire the shares or dispose of the shares
       in a manner other than through the stock exchange
       or by way of a public offer to all shareholders
       for up to 10% of the Company's share capital
       at a price not materially below the market
       price of the shares, to use the shares in connection
       with mergers and acquisitions, to float the
       shares on a foreign stock exchange at a price
       not materially below the market price of the
       shares and to exclude shareholders' subscription
       rights in these cases




--------------------------------------------------------------------------------------------------------------------------
 HUHTAMAKI OY, ESPOO                                                                         Agenda Number:  701843042
--------------------------------------------------------------------------------------------------------------------------
        Security:  X33752100
    Meeting Type:  AGM
    Meeting Date:  03-Apr-2009
          Ticker:
            ISIN:  FI0009000459
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to scrutinize the minutes             Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Presentation of the annual accounts, the report           Non-Voting    No vote
       of the Board of Directors and the Auditor's
       report for the year 2008 - review by the Chief
       Executive Officer

7.     Adopt the annual accounts                                 Mgmt          For                            For

8.     Adopt the balance sheet for the financial period          Mgmt          For                            For
       ended on 31 DEC 2008, to pay a dividend of
       EUR 0.34 per share

9.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Chief Executive Officer
       from liability

10.    Approve the remuneration of the Members of the            Mgmt          For                            For
       Board of Directors as specified

11.    Approve the number of Members of the Board of             Mgmt          For                            For
       Directors as 8

12.    Re-elect Ms. Eija Ailasmaa, Mr. George V. Bayly,          Mgmt          For                            For
       Mr. Rolf Borjesson, Mr. Robertus Van Gestel,
       Mr. Makael Lillus, Mr. Anthony J.B. Simon and
       Mr. Jukka Suominen as the Members of the Board
       of Directors and elect Ms. Siaou-Sze Lien as
       a new Member of the Board of Directors

13.    Approve to pay the Auditor's remuneration against         Mgmt          For                            For
       an approved invoice

14.    Elect the Authorized Public Accountant Firm               Mgmt          For                            For
       KPMG Oy Ab as the Auditor of the Company; KPMG
       Oy Ab has announced Ms. Solveig Tornross-Huhtamaki,
       APA, to be the Auditor with principal responsibility

15.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       conveyance of the Company's own shares either
       against payment or without payment on the following
       terms and conditions; shareholders pre-emption
       and directed conveyance of shares; the shares
       may be conveyed to the Company's shareholders
       in proportion to their current shareholdings
       in the Company; or waiving the shareholder's
       pre-emption right, through a directed conveyance
       of shares if the Company has a weighty financial
       reason to do so, such as using the shares as
       consideration in possible mergers and acquisitions
       and other business arrangement, to finance
       investments or as a part of the Company's incentive
       program; the directed conveyance of shares
       may be carried out without payment only if
       there is, taking into account the interest
       of the Company and all the shareholders, an
       especially weighty financial reason for the
       Company to do so; the maximum number of shares
       5,061,089 Company's own shares that are in
       the Company's possession may be conveyed; the
       amount payable for Company's own shares conveyed
       shall be either or partially entered into the
       share capital or the fund for invested non-restricted
       equity; [Authority expires on 30 APR 2012];
       and it shall supersede the authorization to
       decide on conveyance of the Company's own shares
       granted by the AGM of shareholders held on
       12 APR 2007

16.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HUNTING PLC                                                                                 Agenda Number:  701678332
--------------------------------------------------------------------------------------------------------------------------
        Security:  G46648104
    Meeting Type:  EGM
    Meeting Date:  26-Aug-2008
          Ticker:
            ISIN:  GB0004478896
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the disposal by the Company of Gibson             Mgmt          For                            For
       Energy Holdings Inc. [the Disposal] as specified
       and subject to the conditions of a disposal
       agreement dated 05 AUG 2008 between Hunting,
       Hunting Energy Holdings Limited, a direct subsidiary
       of the Company, and 1413281 Alberta ULC for
       the purposes of Chapter 10 of the Listing Rules
       of the financial services authority and authorize
       any of the Directors of the Company to conclude
       and implement the Disposal in accordance with
       such terms and conditions and to make such
       non-material modifications, variations, waivers
       and extensions of any of the term of the Disposal
       and of any documents and arrangements connected
       with the disposal as he thinks necessary or
       desirable




--------------------------------------------------------------------------------------------------------------------------
 HUNTING PLC                                                                                 Agenda Number:  701837215
--------------------------------------------------------------------------------------------------------------------------
        Security:  G46648104
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  GB0004478896
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and Auditor's        Mgmt          For                            For
       and the audited accounts for the YE 31 DEC
       2008

2.     Approve the remuneration committee report at              Mgmt          For                            For
       the general meeting before which the Company's
       annual accounts are presented

3.     Declare a final dividend of 7.0p per ordinary             Mgmt          For                            For
       share for the YE 31 DEC 2008

4.     Re-elect Mr. Hector McFadyen as a Director                Mgmt          For                            For

5.     Re-elect Mr. Lain Paterson as a Director                  Mgmt          For                            For

6.     Re-appoint PricewaterhouseCoopers LLP as Auditors         Mgmt          Against                        Against
       and authorize the Directors to fix their remuneration

7.     Approve the new Hunting PLC Performance Share             Mgmt          For                            For
       Plan [the "Plan"], the Board believes  that
       the Plan will be cost neutral to the Company
       and more in line with US and UK market price,
       the Plan will enable the Company to make share
       awards to approximately 300 employees, whose
       awards will be subject to their continued employment

8.     Authorize the Directors' to allot relevant securities     Mgmt          Against                        Against
       a) up to a maximum nominal amount of GBP 10,997,309;
       and b) up to a maximum nominal amount of GBP
       21,994,618 [such amount to be reduced by any
       relevant securities issued share capital of
       the Company as at 26 FEB 2009, [Authority expires
       the earlier of the conclusion of the 2010 AGM
       of the Company]

S.9    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 8, that the general authority
       to disapply statutory pre-emption rights be
       renewed as well as to issue new shares without
       offering them to existing shareholders up to
       a maximum nominal amount of GBP 1,649,596 representing
       5% of the issued share capital as at 26 FEB
       2009

S.10   Authorize the Directors to make market purchases          Mgmt          For                            For
       of the Company's shares under an authority
       granted at the AGM held on 23 APR 2008, no
       purchases have been made under this authority
       during the year, in accordance with ABI Investor
       Protection Guidelines, the maximum number of
       shares with may be acquired is 10% or less
       of the Company's issued share capital as at
       26 FEB 2009, the renewal of this authority,
       purchases will only be made if they result
       in an expected increase in earnings per share
       and will take into account other available
       investment opportunities, the total number
       of options to subscribe for shares that were
       outstanding as at 26 FEB 2009 was 5,708,240,
       being 4.3% of the issued share capital, if
       the authority to purchase shares is used in
       full, the proportion of issued share capital
       represented by this number of options would
       amount to 4.8%

S.11   Approve the regulation implementing this Directive        Mgmt          Against                        Against
       will increase the notice period of general
       meetings of the Company to 21 clear days, the
       Company is currently able to call general meetings
       [other than an AGM] on 14 clear days' notice
       and would like to preserve this ability, in
       order to be able to do so after August 2009,
       shareholders must have approved the calling
       of general meetings on 14 clear days notice

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HYSAN DEVELOPMENT CO LTD                                                                    Agenda Number:  701875063
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38203124
    Meeting Type:  AGM
    Meeting Date:  18-May-2009
          Ticker:
            ISIN:  HK0014000126
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the statement of accounts             Mgmt          For                            For
       for the YE 31 DEC 2008 together with the reports
       of the Directors and Auditor thereon

2.     Declare a final dividend [together with a scrip           Mgmt          For                            For
       alternative] for the YE 31 DEC 2008

3.i    Re-elect Dr. Geoffrey Meou-tsen Yeh as a Director         Mgmt          For                            For

3.ii   Re-elect Mr. Fa-Kuang Hu as a Director                    Mgmt          For                            For

3.iii  Re-elect Mr. Hans Michael Jebsen as a Director            Mgmt          For                            For

3.iv   Re-elect Dr. Deanna Ruth Tak Yung Rudgard as              Mgmt          For                            For
       a Director

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor and authorize the Directors
       to fix their remuneration

5.     Authorize the Directors, subject to this resolution,      Mgmt          For                            For
       to exercise all the powers of the Company to
       allot, issue and dispose of additional shares
       in the Company and to make or grant offers,
       agreements, options, warrants or other securities
       which would or might require the exercise of
       such powers during and after the end of the
       relevant period; approve the aggregate nominal
       value of share capital allotted or agreed conditionally
       or unconditionally to be allotted [whether
       pursuant to a share option or otherwise] by
       the Directors, otherwise than pursuant to:
       i) rights issue, or ii) any share option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the eligible participants
       of shares or rights to acquire shares of the
       Company or iii) any scrip dividend or similar
       arrangement pursuant to the Articles of Association
       of the Company from time to time, shall not
       exceed 10% where the shares are to be allotted
       wholly for cash, and in any event 20%, of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       this resolution and the said mandate shall
       be limited accordingly; [Authority expires
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Law to be held]

6.     Authorize the Directors to exercise during the            Mgmt          For                            For
       relevant period all the powers of the Company
       to purchase or otherwise acquire shares of
       HKD 5.00 each in the capital of the Company
       in accordance with all applicable Laws and
       the requirements of the Listing Rules, provided
       that the aggregate nominal amount of shares
       so purchased or otherwise acquired shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing of this resolution,
       and the said mandate shall be limited accordingly;
       [Authority expires earlier at the conclusion
       of the next AGM of the meeting or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

S.7    Amend the Article 77A of the Articles of Association      Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 IAMGOLD CORP                                                                                Agenda Number:  701909737
--------------------------------------------------------------------------------------------------------------------------
        Security:  450913108
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  CA4509131088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR ALL RESOLUTIONS
       1 AND 2. THANK YOU.

       To receive and consider the annual report of              Non-Voting    No vote
       Management to the shareholders and the audited
       consolidated financial statements of the Corporation
       for the YE 31 DEC 2008 and the report of the
       Auditors thereon

1.     Elect the Directors of the Corporation for the            Mgmt          For                            For
       ensuing year

2.     Appoint KPMG LLP, Chartered Accountants, as               Mgmt          For                            For
       the Auditors of the Corporation for the ensuing
       year and authorize the Directors to fix the
       remuneration

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 IAWS GROUP PLC                                                                              Agenda Number:  701654306
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4681X124
    Meeting Type:  CRT
    Meeting Date:  24-Jul-2008
          Ticker:
            ISIN:  IE0004554287
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Scheme of arrangement                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IAWS GROUP PLC                                                                              Agenda Number:  701660082
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4681X124
    Meeting Type:  EGM
    Meeting Date:  24-Jul-2008
          Ticker:
            ISIN:  IE0004554287
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 492234 DUE TO DELETION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

S.1    Approve that the 3,580,000 issued deferred convertible    Mgmt          For                            For
       ordinary shares of EUR 0.30 each in the capital
       of the Company [the Convertible Shares] be
       redesignated into the following classes, each
       having the rights and restrictions attached
       thereto in the Articles of Association of the
       Company: a) the Convertible shares issued pursuant
       to the matching award provisions of the Company's
       2006 Long Term Incentive Plan on terms that
       no premium is payable on conversion of such
       shares into ordinary shares of EUR 0.30 each
       in the capital of the Company [ordinary shares]
       [the series A Convertible shares]; b) the Convertible
       Shares issued on 19 APR 2007 pursuant to the
       provision of the employee equity participation
       scheme as effected by the Company pursuant
       to the Company's 2006 Long Term Incentive Plan
       on terms that a premium of EUR 16.80 is payable
       on conversion of such shares into ordinary
       Shares [the Series B convertible shares]; and
       c) the convertible shares issued on 06 NOV
       2007 pursuant to the provisions of the employee
       equity participation scheme as effected by
       the Company pursuant to the Company's 2006
       Long Term Incentive Plan on terms that a premium
       of EUR 14.23 is payable on conversion of such
       shares into ordinary Shares [the Series C convertible
       shares] and the scheme of arrangement dated
       30 JUN 2008 between the Company and the Scheme
       Shareholders [as specified in the Scheme],
       a print of which has been produced to this
       meeting and for the purpose of identification
       signed by the Chairman thereof in its original
       form or with or subject to any modification,
       addition or condition approved or imposed by
       the High Court of Ireland [the Scheme] and
       authorize the Directors of the Company to take
       all such action as they consider necessary
       or appropriate for carrying the Scheme into
       effect; to redesignated the seven New IAWS
       Shares [as specified in the Scheme] held by
       ARYZTA and/or its nominees as A ordinary shares
       having the rights and being subject to the
       restrictions specified as attaching to A ordinary
       shares in Article 3 of the Articles of Association
       of the Company as amended by this resolution
       and amend the Article 3 of the Articles of
       Association of the Company as specified; for
       the purpose of giving effect to the Scheme
       and subject to the confirmation of the High
       Court, the issued capital of the Company be
       reduced by canceling all the Scheme Shares
       [as specified in the Scheme] but without thereby
       reducing the authorized share capital of the
       Company; forthwith and contingent upon such
       reduction of capital taking effect and authorize
       the Directors of the Company pursuant to and
       in accordance with Section 20 of the Companies
       [Amendment] Act, 1983 to give effect to this
       resolution and accordingly to effect the allotment
       of the New IAWS shares referred to in resolution
       [Authority expires at 5pm on 31 OCT 2008],
       the maximum aggregate nominal amount of shares
       which may be allotted hereunder shall be an
       amount equal to the nominal amount of the Scheme
       Shares, and this authority shall be without
       prejudice to any other authority under the
       said Section 20 previously granted before the
       date on which this resolution is passed; and
       the reserve credit arising in the books of
       account of the Company as a result of the cancellation
       of the Scheme Shares be applied in paying up
       in full at par such number of New IAWS Shares
       [as specified in the Scheme] as shall be equal
       to the number of Scheme Shares cancelled, such
       shares to be allotted and issued to ARYZTA
       and/or its nominee[s] credited as fully paid
       and free from all liens, charges, encumbrances,
       rights of pre-emption and any other third party
       rights of any nature whatsoever; and subject
       to the Scheme becoming effective, and amend
       the Articles of Association of the Company
       by adding the specified new Article 146




--------------------------------------------------------------------------------------------------------------------------
 IDT INTERNATIONAL LTD                                                                       Agenda Number:  701670526
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4705P107
    Meeting Type:  AGM
    Meeting Date:  28-Aug-2008
          Ticker:
            ISIN:  BMG4705P1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 MAR 2008

2.I    Re-elect Dr. Lam Yee Wah, Eva as Director [Executive]     Mgmt          Against                        Against

2.II   Re-elect Mr. Kao Ying Lun as a Director [Independent      Mgmt          For                            For
       Non-Executive]

2.III  Re-elect Mr. Jack Schmuckli as a Director [Independent    Mgmt          Against                        Against
       Non-Executive]

2.IV   Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

3.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors for the ensuing year and authorize
       the Directors to fix their remuneration

4.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options and warrants carrying
       the rights to subscribe for shares of the Company,
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company at the date of
       passing this resolution, otherwise than pursuant
       to i) a rights issue [as specified]; or ii)
       any share option scheme [as specified] of the
       Company; or iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Bye-law of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the By-Laws or any applicable Laws
       Bermuda to be held]

5.     Authorize the Directors to purchase issued shares         Mgmt          For                            For
       in the capital of the Company, subject to and
       in accordance with all applicable laws and
       the requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       of Hong Kong Limited, as amended from time
       to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the By-laws or any applicable laws of Bermuda
       to be held]

6.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors of the Company to allot, issue
       and deal with additional shares in the capital
       of the Company pursuant to Resolution 4, by
       the addition thereto of an amount representing
       the aggregate nominal amount of shares of the
       Company purchased by the Company under the
       authority granted pursuant to Resolution 5,
       provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENNA                                         Agenda Number:  701855100
--------------------------------------------------------------------------------------------------------------------------
        Security:  T5331M109
    Meeting Type:  OGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  IT0003745889
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2008            Mgmt          No Action
       of the Board of Directors, the Auditors, the
       Audit Firm report and the consolidated financial
       statement at 31 DEC 2008, any adjournment thereof

2.     Appoint the Board of Directors and approve to             Mgmt          No Action
       determine its components, terms and emoluments

3.     Appoint the Board of Auditors and the Chairman            Mgmt          No Action
       for years 2009-2011 and approve to determine
       their emoluments

4.     Approve to renew the authorization to buy and             Mgmt          No Action
       sell own shares

5.     General business                                          Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 IIDA HOME MAX CO.,LTD.                                                                      Agenda Number:  701661212
--------------------------------------------------------------------------------------------------------------------------
        Security:  J23436108
    Meeting Type:  AGM
    Meeting Date:  25-Jul-2008
          Ticker:
            ISIN:  JP3131100004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 IINO KAIUN KAISHA,LTD.                                                                      Agenda Number:  702008029
--------------------------------------------------------------------------------------------------------------------------
        Security:  J23446107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3131200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ILIAD, PARIS                                                                                Agenda Number:  701967804
--------------------------------------------------------------------------------------------------------------------------
        Security:  F4958P102
    Meeting Type:  MIX
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  FR0004035913
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions. The following
       applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative."

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Report of the Board of Directors on the annual            Non-Voting    No vote
       and consolidated accounts

       Report of the Board of Directors' Chairman on             Non-Voting    No vote
       the preparation and organization conditions
       of the Board of Directors' works as well as
       Management risk and internal control procedures
       established pursuant to Article L.225-37 of
       the Commercial Code

       General report of the Statutory Auditors on               Non-Voting    No vote
       the annual accounts

       General report of the Statutory Auditors on               Non-Voting    No vote
       the consolidated accounts

       Special report of the Statutory Auditor on the            Non-Voting    No vote
       regulated agreements

O.1    Approve and review the unconsolidated accounts            Mgmt          For                            For

O.2    Approve the distribution of net accounting profits        Mgmt          For                            For
       for the FYE on 31 DEC 2008 and fixation of
       dividends

O.3    Approve the consolidated accounts                         Mgmt          For                            For

O.4    Approve the report on the agreements referred             Mgmt          For                            For
       to in Article L.225-38 of the Commercial Code

O.5    Grant discharge to the Board Members                      Mgmt          For                            For

O.6    Approve the attendance allowances                         Mgmt          For                            For

O.7    Approve the reduction of Mr. Maxime Lombardini's          Mgmt          For                            For
       mandate term

O.8    Approve the reduction of Mr. Thomas Reynaud's             Mgmt          For                            For
       mandate term

O.9    Approve the reduction of Mrs. Marie-Christine             Mgmt          For                            For
       Levet's mandate term

O.10   Approve the reduction of Mr. Antoine Levavasseur's        Mgmt          For                            For
       mandate term

O.11   Approve the renewal of Mr. Antoine Levavasseur's          Mgmt          Against                        Against
       mandate as a Company's Board Member

O.12   Approve the renewal of Mr. Cyril Poidatz's mandate        Mgmt          Against                        Against
       as a Company's Board Member

O.13   Approve the renewal of Mr. Xavier Niel's mandate          Mgmt          Against                        Against
       as a Company's Board Member

O.14   Approve the renewal of Mr. Olivier Rosenfeld's            Mgmt          Against                        Against
       mandate as a Company's Board Member

O.15   Approve the renewal of Mr. Pierre Pringuet's              Mgmt          For                            For
       mandate as a Company's Board Member

O.16   Approve the renewal of Mr. Alain Weill's mandate          Mgmt          For                            For
       as a Company's Board Member

O.17   Appoint Mrs. Orla Noonan as a Company's Board             Mgmt          For                            For
       Member

O.18   Appoint Mrs. Virginie Calmels as a Company's              Mgmt          For                            For
       Board Member

O.19   Approve the renewal of a Permanent Statutory              Mgmt          For                            For
       Auditor's mandate, whose term expires at the
       end of this assembly

O.20   Appoint the new Temporary Statutory Auditor               Mgmt          For                            For

O.21   Authorize the Board of Directors for the Company          Mgmt          Against                        Against
       to repurchase its own shares

       Report of the Board of Directors                          Non-Voting    No vote

       Reports of the Statutory Auditors                         Non-Voting    No vote

E.22   Approve the modification of Article 14 of the             Mgmt          For                            For
       Statutes ''Board Members' Shares''

E.23   Approve the modification of Article 16 of the             Mgmt          For                            For
       Statutes ''Term of the Board Members' Mandate"

E.24   Authorize the Board of Directors in order to              Mgmt          For                            For
       issue, by an offer referred to in Article L.411-2-II
       of the Monetary and Financial Code, shares
       or warrants, giving access to the Company's
       capital, with cancellation of preferential
       subscription rights

E.25   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the number of securities to be issued,
       in case of a capital increase, without preferential
       subscription rights, by an offer referred to
       in Article L.411-2-II of the Monetary and Financial
       Code

E.26   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the capital by incorporation of reserves,
       profits, premiums or other

E.27   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the capital by issuing shares reserved
       for the Company's employees, who are Members
       of a Company Savings Plan

E.28   Authorize the Board of Directors in order to              Mgmt          For                            For
       reduce the share capital by cancellation of
       treasury shares

E.29   Powers                                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ILUKA RES LTD                                                                               Agenda Number:  701899657
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4875J104
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  AU000000ILU1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive and consider the annual financial report,         Non-Voting    No vote
       the Director's report and the Auditor's report
       for the Company and its controlled entities
       for the YE 31 DEC 2008

1.     Re-elect Mr. John Pizzey as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with Article
       17.2 of the Company's Constitution

2.     Adopt the remuneration report of the Company              Mgmt          For                            For
       for the YE 31 DEC 2008, as specified




--------------------------------------------------------------------------------------------------------------------------
 IMI PLC                                                                                     Agenda Number:  701886496
--------------------------------------------------------------------------------------------------------------------------
        Security:  G47152106
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  GB0004579636
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.A    Grant authority to allot equity securities for            Mgmt          For                            For
       cash

S.B    Approve the purchase by the Company of its own            Mgmt          For                            For
       shares

S.c    Approve the notice of the general meetings                Mgmt          Against                        Against

1.     Approve the Directors report and the accounts             Mgmt          For                            For

2.     Approve the remuneration report                           Mgmt          Against                        Against

3.     Approve the final dividend                                Mgmt          For                            For

4.     Re-elect Mr. David Nicholas as a Director                 Mgmt          For                            For

5.     Re-elect Mr. Anita Frew as a Director                     Mgmt          For                            For

6.     Elect Mr. Bob Stack as a Director                         Mgmt          For                            For

7.     Re-appoint the Auditors                                   Mgmt          For                            For

8.     Approve the Remuneration of the Auditors                  Mgmt          For                            For

9.     Grant authority to allot securities                       Mgmt          Against                        Against

10.    Grant authority to make political donations               Mgmt          For                            For
       and incur political expenditure

11.    Approve the amendments to the IMI PLC Deferred            Mgmt          For                            For
       Bonus Plan




--------------------------------------------------------------------------------------------------------------------------
 IMMSI SPA, MILANO                                                                           Agenda Number:  701864919
--------------------------------------------------------------------------------------------------------------------------
        Security:  T5379P105
    Meeting Type:  MIX
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  IT0001413837
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       any adjournment thereof

O.2    Appoint the Board of Directors and its Chairman           Mgmt          No Action
       and Vice-Chairman and approve to determine
       the Board of Directors components, terms and
       emoluments, any adjournment thereof

O.3    Appoint the Board of Auditors and the Chairman            Mgmt          No Action
       for years 2009-2011, and approve to determine
       their emoluments, any adjournment thereof

O.4    Approve the integration of commitment to Audit            Mgmt          No Action
       firm Deloitte Touche, any adjournment thereof

O.5    Grant authority to buy and sell own shares,               Mgmt          No Action
       any adjournment thereof

E.1    Authorize the Board of Directors, under the               Mgmt          No Action
       provisions of Article 2443 Civil Code, to resolve
       on one or more occasions, to increase in share
       capital, up to maximum amount of EUR 500 million,
       issuing ordinary shares or convertible bonds,
       and amend Article 5 of Corporate By Laws, any
       adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 IMPREGILO SPA, MILANO                                                                       Agenda Number:  701870645
--------------------------------------------------------------------------------------------------------------------------
        Security:  T31500175
    Meeting Type:  OGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  IT0003865570
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2009 AT 10:30. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       Board of Directors and Auditors report, any
       adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 IMS INTERNATIONAL METAL SERVICE SA, NEUILLY SUR SEINE                                       Agenda Number:  701987008
--------------------------------------------------------------------------------------------------------------------------
        Security:  F52542101
    Meeting Type:  MIX
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  FR0000033904
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 573387 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       ''French Resident Shareowners must complete,              Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions. The following
       applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.''

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 JUN 2009. THANK YOU.

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve to accept the consolidated financial              Mgmt          For                            For
       statements and statutory reports

O.3    Approve the Auditors special report regarding             Mgmt          For                            For
       related party transactions

O.4    Approve the allocation of income and omission             Mgmt          Abstain                        Against
       of dividends

O.5    Re-elect Mr. Yvon Jacob as a Supervisory Board            Mgmt          For                            For
       Member

O.6    Re-elect Mr. Sidney Cabessa as a Supervisory              Mgmt          For                            For
       Board Member

O.7    Elect Mr. Geoffroy Roux de Bezieux as a Supervisory       Mgmt          For                            For
       Board Member

O.8    Elect Mr. Edmond Pachura as a Supervisory Board           Mgmt          For                            For
       Member

O.9    Elect Mr. Serge Blanchard as a Supervisory Board          Mgmt          For                            For
       Member

O.10   Elect Mr. Jean Paul Bechat as a Supervisory               Mgmt          For                            For
       Board Member

O.11   Elect Mr. Jacquet Metals, represented by Mr.              Mgmt          For                            For
       Philippe Goczol as a Supervisory Board Member

O.12   Elect JSA, represented by Mr. Jean Jacquet as             Mgmt          For                            For
       a Supervisory Board Member

O.13   Elect Mr. Eric Jacquet as a Supervisory Board             Mgmt          For                            For
       Member

A.     Elect CCAN 2007 Inversiones Internacionales               Mgmt          For                            For
       ETVE, S.L. Unipersonal as a Supervisory Board
       Member

O.14   Approve the remuneration of the Supervisory               Mgmt          For                            For
       Board Members in the Aggregate Amount of EUR
       220,000

O.15   Grant authority to the repurchase of up to 10%            Mgmt          For                            For
       of issued share capital

E.16   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.17   Grant authority to the capitalization of reserves         Mgmt          For                            For
       of up to EUR 8 Million for bonus issue or increase
       in par value

E.18   Grant authority to the issuance of Equity or              Mgmt          Against                        Against
       Equity Linked Securities with preemptive rights
       up to aggregate nominal amount of EUR 8 million

E.19   Authorize the Board to increase the capital               Mgmt          For                            For
       in the event of additional demand related to
       delegation submitted to shareholder vote above

E.20   Grant authority to the capital increase of up             Mgmt          For                            For
       to 10 % of issued capital for future acquisitions

E.21   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.22   Approve to set the global limit for capital               Mgmt          For                            For
       increase to result from all issuance requests
       at EUR 8 million

O.23   Grant authority to the filing of required documents/other Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 IMTECH NV                                                                                   Agenda Number:  701833320
--------------------------------------------------------------------------------------------------------------------------
        Security:  N44457120
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  NL0006055329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.A    Approve the report of the Board of Management             Mgmt          No Action
       and report of the Supervisory Board regarding
       the FY 2008

2.B    Approve the 2008 financial statements                     Mgmt          No Action

2.C    Approve the proposed profit appropriation and             Mgmt          No Action
       dividend payment as stated in the 2008 annual
       report as specified approved by the Supervisory
       Board

2.D    Approve to put the dividend at the shareholder's          Mgmt          No Action
       disposal as an optional dividend

2.E    Grant discharge to the Members of the Board               Mgmt          No Action
       of Management for their Management of the Company
       in 2008

2.F    Grant discharge to the Members of the Supervisory         Mgmt          No Action
       Board for their supervision during 2008 of
       the Board of Management's, Management and of
       the general affairs of the Company and its
       business

3.A    Authorize the Board of Management to extend               Mgmt          No Action
       until 7 OCT 2010 to decide to issue by which
       it is understood the granting of the right
       to subscribe for ordinary and/or financing
       preference shares, on the understanding that
       this authorization is limited to 10% of the
       issued capital at the time of the decision
       to issue

3.B    Authorize the Board of Management to extend               Mgmt          No Action
       until 07 OCT 2010 to decide to issue by which
       it is understood the granting of the right
       to subscribe for ordinary and/or financing
       preference shares in connection with or in
       the case of a merger with, or the acquisition
       of, a company or business, on the understanding
       that this authorization is limited to 10% of
       the issued capital at the time of the decision
       to issue

3.C    Authorize the Board of Management to extend               Mgmt          No Action
       until 07 OCT 2010 the up to the amounts referred
       to above to restrict or exclude the pre-emptive
       rights on the issue or granting of rights to
       subscribe for ordinary shares, in accordance
       with Article 96a, Clause 6, Book 2 of the Dutch
       Civil Code

4.     Authorize the Board of Management, for a period           Mgmt          No Action
       of 18 months, therefore until 07 OCT 2010,
       to acquire for the Company as many of its own
       shares as is permitted by the Law and the Articles
       of Association, whether through the Stock Exchange
       or by other means, for a price that is between
       an amount equal to nil and an amount which
       is not higher than 10% above the opening price
       quoted on the stock exchange of Euronext Amsterdam
       by NYSE Euronext on the day of acquisition
       or, should such a quotation not exist, the
       last previous quotation on said Stock Exchange

5.     Re-appoint Mr. Van der Meer for a term of 4               Mgmt          No Action
       years, during the preceding AGM of shareholders
       it was announced that, in accordance with the
       roester, Mr. R.M.J. van der Meer would resign
       during the 2009 AGM and reference was made
       to the general meetings right to make recommendations
       with regard to the vacancy, the Supervisory
       Board recommends this proposal has been supported
       unanimously by the Central Works Council for
       the information in compliance with Article
       142, Clause 3, Book 2 of the Dutch Civil Code
       in respect of Mr. Van der Meer please refer
       to page 133 of the 2008 annual report Mr. Van
       der Meer does not hold any shares in the Company
       the reappointment of Mr. Van der Meer is in
       the interests of the Company due to his expertise
       and experience in the Company, the international
       business world and the Management of a large
       Company

6.     Approve the current employment agreement with             Mgmt          No Action
       the Chairman of the Board of Management specifies
       his retirement at the age of 62 the Supervisory
       Board is pleased that Mr. Vander Bruggen is
       willing to extend his contract by 3 years the
       following supplementary agreements have been
       reached : (i) if the Company's results follow
       the upwards trend stated in the 2012 strategic
       growth plan his basic salary will be increased
       by a minimum of 5% per annum, (ii) shares will
       also be granted conditionally [pro rata] to
       Mr. Van der Bruggen in the year that he retires,
       and (iii) as of the date on which Mr. Van der
       Bruggen reaches the age of 63 the long-term
       targets will be converted into targets that
       will be applicable for the remaining time he
       is employed in all other respects the then
       valid remuneration policy and share scheme
       will be applicable

7.     Approve that, as of 01 JAN 2009 the amount of             Mgmt          No Action
       the variable salary of the CFO for the at target
       achievement of the specified targets be increased
       to 100% of the basic salary [was 80%], whereby
       these targets are related for 40% [was 40%]
       to the short-term 1 year], and for 60% [was
       40%] to the long-term [3 years]

8.     Any other business                                        Non-Voting    No vote

       PLEASE NOTE THAT THERE IS NO BLOCKING HAS BEEN            Non-Voting    No Action
       REMOVED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN BLOCKING CONDITIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 INABA DENKISANGYO CO.,LTD.                                                                  Agenda Number:  702005580
--------------------------------------------------------------------------------------------------------------------------
        Security:  J23683105
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3146200005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INABATA & CO.,LTD.                                                                          Agenda Number:  701985016
--------------------------------------------------------------------------------------------------------------------------
        Security:  J23704109
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3146000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Continuance of the Policy Regarding               Mgmt          Against                        Against
       Large-scale Purchases of the Company's Shares




--------------------------------------------------------------------------------------------------------------------------
 INCITEC PIVOT LTD                                                                           Agenda Number:  701676871
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4887E101
    Meeting Type:  EGM
    Meeting Date:  05-Sep-2008
          Ticker:
            ISIN:  AU000000IPL1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the giving by each Acquired Subsidiary            Mgmt          For                            For
       of Financial Assistance by: a) executing an
       accession letter under which it will: i) assume
       all the rights and obligations of a guarantor
       under the Bridge Facility Agreement, including
       but not limited to: the provision of a guarantee
       and indemnity; the making of representations
       and warranties; and the provision of undertakings
       and assumption of any other rights and obligations
       in support of any of the obligors' obligations
       under the Bridge Facility Agreement and associated
       documents [Transaction Documents]; and ii)
       be taken to be a guarantor under the Transaction
       Documents, in respect of financial accommodation
       provided to the borrowers in relation to the
       acquisition by Incitec Pivot US Holdings Pty
       Limited of all of the issued share capital
       in Dyno Nobel Limited under the Scheme Implementation
       Agreement between the Company and Dyno Nobel
       Limited dated 11 MAR 2008 [as amended on 02
       APR 2008] and other purposes; and b) executing
       any documents [including without limitation,
       any separate guarantee and indemnity deed poll
       or equivalent document ] in connection with:
       i) any financing, refinancing, replacement,
       renewal of variation [including any subsequent
       refinancing, replacement, renewal or variation]
       of all or any part of the facilities referred
       to in the Bridge Facility Agreement; or ii)
       any working capital or similar facility [whether
       or not in connection with the Bridge Facility
       Agreement]; or iii) any sale and leaseback
       or economically equivalent or similar arrangement;
       or iv) any accession to the guarantees to be
       provided by the Company in respect of the Sale
       and Leaseback, which each Acquired Subsidiary
       propose to enter into or enters as a guarantor
       or obligor or otherwise [and whether with the
       same or any other financiers], in accordance
       with Section 260B(2) of the Corporations Act
       2001 [Cwlth]

2.     Approve, in accordance with Section 254H of               Mgmt          For                            For
       the Corporations Act 2001 [Cwlth], the conversion
       of all the Company's fully paid ordinary shares
       in the issued capital of the Company into a
       larger number on the basis that every 1 fully
       paid ordinary share be divided into 20 fully
       paid ordinary shares with effect from 7.00
       pm on 23 SEP 2008




--------------------------------------------------------------------------------------------------------------------------
 INCITEC PIVOT LTD                                                                           Agenda Number:  701771102
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4887E101
    Meeting Type:  AGM
    Meeting Date:  19-Dec-2008
          Ticker:
            ISIN:  AU000000IPL1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To table for discussion the financial report              Non-Voting    No vote
       of the Company, the Directors' report and the
       Auditor's report for the YE 30 SEP 2008

1.     Re-elect Mr. John Watson as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Constitution

2.     Approve to increase, in accordance with Rule              Mgmt          For                            For
       6.5[a] of the Company's Constitution, the maximum
       total amount of fees from which the Company
       may pay the Non-Executive Directors of the
       Company for their services as Directors, including
       their service on a Committee of Directors,
       by AUD 600,000 to a maximum of AUD 2 million
       per annum

3.     Approve to grant of 597,190 performance rights            Mgmt          For                            For
       under the Incitec pivot performance Rights
       Plan to the Managing Director & Chief Executive
       Officer, Mr. Julian Segal as specified

4.     Approve to grant 222,482 Performance rights               Mgmt          For                            For
       under the Incitec Pivot performance Rights
       Plan to the Finance Director & Chief Financial
       Officer, Mr. James Fazzino as specified

5.     Adopt the remuneration report for the Company             Mgmt          Against                        Against
       [including the Directors' report] for the YE
       30 SEP 2008

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AMOUNT IN RESOLUTIONS 3 AND 4. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT NEWS & MEDIA PLC                                                                Agenda Number:  701959528
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4755S126
    Meeting Type:  AGM
    Meeting Date:  12-Jun-2009
          Ticker:
            ISIN:  IE0004614818
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the report and financial statements                 Mgmt          For                            For

2.I    Re-elect Mr. Donal J. Buggy                               Mgmt          For                            For

2.II   Re-elect Ms. Leslie Buckley                               Mgmt          For                            For

2.III  Re-elect Mr. Paul Connolly                                Mgmt          For                            For

2.IV   Re-elect Ms. Lucy Gaffney                                 Mgmt          For                            For

3.     Approve to fix the remuneration of the Directors          Mgmt          Against                        Against

4.     Authorize the Directors to fix remuneration               Mgmt          For                            For
       of the Auditors

5.     Approve the re-nominalization of share capital            Mgmt          For                            For

6.     Approve the reduction in share capital and amend          Mgmt          For                            For
       the Articles following High Court confirmation

7.     Amend the Articles in relation to pre-emption             Mgmt          For                            For
       rights

8.     Authorize the Directors to allot the authorized           Mgmt          For                            For
       share capital

9.     Authorize the Directors to disapply pre-emption           Mgmt          For                            For
       rights

10.    Grant authority to the purchase and reissue               Mgmt          For                            For
       of own shares

11.    Authorize the Directors to continue to offer              Mgmt          For                            For
       scrip dividends to shareholders

12.    Grant authority to the Electronic Communication           Mgmt          For                            For
       with shareholders

13.    Amend the Articles of Association to facilitate           Mgmt          For                            For
       Electronic Communication by and to the Company

14.    Grant authority for the holding of general meetings       Mgmt          Against                        Against
       on 14 days notice

15.    Approve a new Share Option Scheme                         Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 INDESIT COMPANY SPA, FABRIA                                                                 Agenda Number:  701867763
--------------------------------------------------------------------------------------------------------------------------
        Security:  T52684106
    Meeting Type:  OGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  IT0000076197
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       any adjournment thereof

2.     Appoint a Board of Director's Member                      Mgmt          No Action

3.     Approve to renew the authorization to buy or              Mgmt          No Action
       sell own shares




--------------------------------------------------------------------------------------------------------------------------
 INDOFOOD AGRI RES LTD                                                                       Agenda Number:  701895356
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3974E108
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SG1U47933908
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       accounts for the YE 31 DEC 2008 and the Auditors
       report thereon

2.     Approve the Directors'  fees of SGD 285,000               Mgmt          For                            For
       [2007: SGD 217,000] for the YE 31 DEC 2008

3.A    Re-elect Mr. Mark Julian Wakeford as a Director,          Mgmt          Against                        Against
       who retire under Article 117 of the Company's
       Articles of Association

3.B    Re-elect Mr. Gunadi as a Director, who retire             Mgmt          Against                        Against
       under Article 117 of the Company's Articles
       of Association

3.C    Re-elect Mr. Lee Kwong Foo Edward as a Director,          Mgmt          For                            For
       who retire under Article 117 of the Company's
       Articles of Association

3.D    Re-elect Mr. Lim Hock San as a Director, who              Mgmt          For                            For
       retire under Article 117 of the Company's Articles
       of Association

4.     Re-appoint Messrs. Ernst & Young as the Company's         Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

5.     Authorize the Directors to issue shares in the            Mgmt          Against                        Against
       Company [Shares] whether by way of rights,
       bonus or otherwise; and/or make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require Shares to be issued
       during the continuance of this authority or
       thereafter, including but not limited to the
       creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into Shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may, in
       their absolute discretion, deem fit; and issue
       Shares in pursuance of any Instrument made
       or granted by the Directors while such authority
       was in force [notwithstanding that such issue
       of Shares pursuant to the instruments may occur
       after the expiration of the authority contained
       in this resolution], Provided that: the aggregate
       number of the Shares to be issued pursuant
       to such authority [including the Shares to
       be issued in pursuance of instruments made
       or granted pursuant to such authority], does
       not exceed 50% of the total number of issued
       Shares [as specified], and provided further
       that where shareholders of the Company [Shareholders]
       with registered addresses in Singapore are
       not given the opportunity to participate in
       the same on a pro-rata basis, then the Shares
       to be issued under such circumstances [including
       the Shares to be issued in pursuance of instruments
       made or granted pursuant to such authority]
       shall not exceed 20% of the total number of
       issued Shares [as specified]; [subject to such
       manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [the SGX-ST ]] for the purpose of determining
       the aggregate number of the Shares that may
       be issued under paragraph [iii] above, the
       percentage of the issued Shares shall be based
       on the issued Shares of the Company [excluding
       treasury shares] at the time such authority
       was conferred, after adjusting for new Shares
       arising from the conversion or exercise of
       any convertible securities; new Shares arising
       from exercising share options or the vesting
       of share awards which are outstanding or subsisting
       at the time such authority was conferred; and
       any subsequent consolidation or subdivision
       of the Shares; and, in relation to an instrument,
       the number of Shares shall be taken to be that
       number as would have been issued had the rights
       therein been fully exercised or effected on
       the date of the making or granting of the instrument;
       and [Authority expired earlier the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

6.     Authorize the Director, subject to and pursuant           Mgmt          Against                        Against
       to the share issue mandate in Resolution 5
       being obtained, to issue Shares on a non pro-rata
       basis at a discount of not more than 20% to
       the weighted average price of the Shares for
       trades done on the SGX-ST [calculated in the
       manner as may be prescribed by the SGX-ST]

7.     Approve the purposes of Chapter 9 of the listing          Mgmt          For                            For
       manual of the SGX-ST, for the Company, its
       subsidiaries and target associated Companies
       [if any] that are entities at risk [as the
       term is used in Chapter 9], or any of them,
       to enter into any of the transactions falling
       within the types of interested person transactions
       set out in the Company's appendix dated 09
       APR 2009 [the  Appendix] with any party who
       is of the class of interested persons described
       in the Appendix provided that such transactions
       are made at arm's length, on normal Commercial
       terms and are not prejudicial to the interests
       of the Company and its minority shareholders
       and in accordance with the review procedures
       for such interested person transactions as
       set out in the Appendix [the  IPT  Mandate
       ]; [Authority expired the continue in force
       until the next AGM of the Company]; Authorize
       the Directors of the Company to complete and
       do all such acts and things [including executing
       all such documents as may be required] as they
       may consider expedient or necessary in the
       interests of the Company to give effect to
       the Mandate and / or this resolution

8.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Act, to purchase or otherwise acquire issued
       ordinary shares in the capital of the Company
       [the Shares] not exceeding in aggregate the
       Prescribed Limit means 10% of the issued ordinary
       share capital of the Company as at the date
       of the passing of this Ordinary Resolution
       [excluding treasury shares]; at such price
       or prices as may be determined by the Directors
       from time to time up to the Maximum Price in
       relation to a Share to be purchased, means
       an amount [excluding brokerage, stamp duties,
       commission, applicable goods and services tax
       and other related expenses] not exceeding in
       the case of an On-Market Share Purchase, 105%
       of the Average Closing Price; and in the case
       of an Off-Market Share Purchase, 110% of the
       Average Closing Price [as specified] whether
       by way of off-market purchases [each, an Off-Market
       Share Purchase] effected in accordance with
       any equal access scheme(s) as may be determined
       or formulated by the Directors as they may
       consider fit, which scheme(s) shall satisfy
       all the conditions prescribed by the Act; and/or
       on-market purchases [each an On-Market Share
       Purchase] on the Singapore Exchange Securities
       Trading Limited [the SGX-ST], and otherwise
       in accordance with all other laws and regulations
       and rules of the SGX-ST as may for the time
       being be applicable, [the Share Purchase Mandate]
       Average Closing Price means the average of
       the closing market prices of a Share over the
       last 5 Market Days [Market Day being a day
       on which the SGX-ST is open for securities
       trading], on which transactions in the Shares
       were recorded, immediately preceding the date
       of making the On-Market Share Purchase or,
       as the case may be, the date of making an announcement
       for an offer pursuant to the Off-Market Share
       Purchase, and deemed to be adjusted for any
       corporate action that occurs after the relevant
       5 Market Days to do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       necessary, expedient, incidental or in the
       interests of the Company to give effect to
       the transactions contemplated and/or authorized
       by this ordinary resolution [Authority expires
       the earlier of the date on which the next AGM
       of the Company is held or required by law or
       the Articles of Association of the Company
       to be held]

       To transact other business                                Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 INDRA SISTEMAS SA, MADRID                                                                   Agenda Number:  702013272
--------------------------------------------------------------------------------------------------------------------------
        Security:  E6271Z155
    Meeting Type:  OGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  ES0118594417
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Examination and approval of the annual accounts           Mgmt          For                            For
       and management report [including the formation
       in Article 116 BIS of the Spanish Stock Market
       Law and the annual corporate governance report]
       of Indra Sistemas, S.A. and its Consolidated
       Group, corresponding to the FY closed on 31
       DEC 2008, as well as the proposal for the allocation
       of results

2.     Approval of the Management by the Board of Directors      Mgmt          For                            For

3.     Approval as merger balance of the balance sheet           Mgmt          For                            For
       approved in the first point of the agenda,
       approval of the merger of "Euro Quality, S.L.
       [Sole Shareholder Company]", as absorbed Company,
       and "Indra Sistemas SA." as absorbing Company,
       in accordance with the Merger Project approved
       by their respective administration bodies,
       approval of submitting the merger to the tax
       neutral regime regulated in the Spanish Corporation
       Tax Act

4.1    To ratify the appointment as the Director by              Mgmt          Against                        Against
       Cooptation of Salvador Gabarro Serra, agreed
       by the Board of Directors on 26 MAR 2009 and
       to appoint him for a statutory three year period
       and with the condition od proprietary Director
       representing the share interest of Union Fenosa
       Personal date of Mr. Gabarro will be provided
       in the resolution for the purpose of his recording
       in the Commercial Registry

4.2    To ratify the appointment as the Director by              Mgmt          For                            For
       Cooptation of Rafael Villaseca, agreed by the
       Board of Directors on 14 MAY 2009 and to appoint
       him for a statutory three year period and with
       the condition od proprietary Director representing
       the share interest of Union Fenosa. Personal
       data of Mr. Villaseca will be provided in the
       resolution for the purpose of his recording
       in the Commercial registry

4.3    To approve the dismissal of Pedro Ramon Y Cajal           Mgmt          For                            For
       with his express consent, Mr. Ramon Y Cajal
       ends his office in application of the rotation
       criteria for the Independent Directors approved
       by the Board, leaving expressly stated in the
       minutes the thanks of the Board for the performance
       in his functions during the period of his mandate

4.4    To appoint Daniel Garcia -Pita Peman as the               Mgmt          For                            For
       Director of the Company for the statutory period
       of 3 years and with the condition of Independent
       Director, personal data of the candidate will
       be provided in the resolution for the purpose
       of his recording in the Commercial Registry

5.     Authorization of the Board of Directors to acquire        Mgmt          For                            For
       treasury stock, directly or through Subsidiary
       Companies

6.     Appointment of the Auditors for the individual            Mgmt          For                            For
       and consolidated annual accounts and management
       reports of the 2009 FY

7.     Authorization for notarization and public filling         Mgmt          For                            For

8.     Annual report on compensation of the Directors            Mgmt          Against                        Against
       and the Senior Management




--------------------------------------------------------------------------------------------------------------------------
 INDUS HOLDING AG, BERGISCH GLADBACH                                                         Agenda Number:  701600187
--------------------------------------------------------------------------------------------------------------------------
        Security:  D3510Y108
    Meeting Type:  AGM
    Meeting Date:  01-Jul-2008
          Ticker:
            ISIN:  DE0006200108
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 10 JUN 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 53,386,366.72 as follows: Payment
       of a dividend of EUR 1.20 per no-par share
       (DE0006200108) Payment of a dividend of EUR
       0.50 per no-par share (DE000A0SMM20) EUR 31,000,000
       shall be allocated to the other revenue reserves
       EUR 601,350.22 shall be carried forward Ex-dividend
       and payable date: 02 JUL 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          Against                        Against
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          Against                        Against
       Board

5.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       up to 1,837,000 own shares, at prices not deviating
       more than 5% from the market price of the shares,
       on or before 31 DEC 2009, the Board of Managing
       Directors shall be authorized to sell the shares
       at a price not materially below their market
       price and to retire the shares

6.     Appointment of the Auditors for the 2008 FY               Mgmt          For                            For
       Treuhand- und Revisions-AG Niederrhein, Krefeld

7.     Amendment to Section 6(2) of the Articles of              Mgmt          Against                        Against
       Association in respect of the provision concerning
       the removal of Members of the Supervisory Board
       from the Supervisory Board, being adjusted

8.     Approval of the profit transfer agreements with           Mgmt          For                            For
       the Company's wholly-owned subsidiaries, Alucolor
       Neun Unternehmensverwaltungs GmbH, NPG Normbox
       Produktion Verwaltungs-GmbH, and SIMO Verwaltungsgesellschaft
       mbH

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL ALLIANCE INS & FINL SVCS INC                                                     Agenda Number:  701868892
--------------------------------------------------------------------------------------------------------------------------
        Security:  455871103
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  CA4558711038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       "1.1 TO 1.9 AND 2". THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       of the Company for the YE 31 DEC 2008 and the
       report of the Auditors thereon

1.1    Elect Ms. Anne Belec as a Director for the ensuing        Mgmt          For                            For
       year

1.2    Elect Mr. Pierre Brodeur as a Director for the            Mgmt          For                            For
       ensuing year

1.3    Elect Mr. Yvon Charest as a Director for the              Mgmt          For                            For
       ensuing year

1.4    Elect Mr. Michel Gervais as a Director for the            Mgmt          For                            For
       ensuing year

1.5    Elect Ms. Lise Lachapelle as a Director for               Mgmt          For                            For
       the ensuing year

1.6    Elect Mr. John Leboutillier as a Director for             Mgmt          For                            For
       the ensuing year

1.7    Elect Mr. Francis P. McGuire as a Director for            Mgmt          For                            For
       the ensuing year

1.8    Elect Ms. Mary C. Ritchie as a Director for               Mgmt          For                            For
       the ensuing year

1.9    Elect Mr. Guy Savard as a Director for the ensuing        Mgmt          For                            For
       year

2.     Appoint Samson Belair/Deloitte & Touche as the            Mgmt          For                            For
       Auditors for the ensuing year

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA (ASIA) LTD                                          Agenda Number:  701684183
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3991T104
    Meeting Type:  EGM
    Meeting Date:  03-Sep-2008
          Ticker:
            ISIN:  HK0349001625
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Sale and Purchase Agreement dated             Mgmt          For                            For
       04 AUG 2008 made between the Company and Industrial
       and Commercial International Capital Limited,
       [ICIC] [the Sale and Purchase Agreement], produced
       to the meeting as specified, under which the
       Company has agreed to purchase from ICIC the
       vendor loans, their related security and the
       related assumed liabilities [as specified in
       the Sale and Purchase Agreement] and the transactions
       contemplated and authorize any 1 Director of
       the Company to do such acts and things and
       execute such other documents which in his/her
       opinion may be necessary, desirable or expedient
       to carry out or give effect to the Sale and
       Purchase Agreement and the transactions contemplated
       therein and otherwise to procure the completion
       thereof




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA (ASIA) LTD                                          Agenda Number:  701919586
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3991T104
    Meeting Type:  AGM
    Meeting Date:  22-May-2009
          Ticker:
            ISIN:  HK0349001625
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the audited financial statements together         Mgmt          For                            For
       with the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.I    Re-elect Dr. Jiang Jianqing as a Director                 Mgmt          Against                        Against

3.II   Re-elect Mr. Hu Hao as a Director                         Mgmt          Against                        Against

3.III  Re-elect Mr. Zhang Yi as a Director                       Mgmt          Against                        Against

3.IV   Re-elect Mr. Yuen Kam Ho, George as a Director            Mgmt          For                            For

4.     Approve the payment of the Directors' fees for            Mgmt          For                            For
       the YE 31 DEC 2008

5.     Re-appoint Ernst and Young as the Auditors of             Mgmt          For                            For
       the Bank and to authorize the Directors to
       fix their remuneration

6.     Authorize the Board of Directors of the Bank:             Mgmt          For                            For
       [a] subject to the following provisions of
       this Resolution, during the relevant period
       [as specified] to allot, issue and deal with
       additional shares in the capital of the Bank,
       and to make or grant offers, agreements or
       options [including bonds, notes, warrants,
       debentures and other securities convertible
       into shares of the Bank] which would or might
       require the exercise of such powers during
       and after the end of the relevant period, the
       aggregate nominal amount of shares in the capital
       of the Bank allotted or agreed conditionally
       or unconditionally to be allotted or dealt
       with [whether pursuant to an option or otherwise]
       by the Board of Directors of the Bank pursuant
       to the approval in this resolution above, otherwise
       than pursuant to: [i] a rights issue [as specified];
       [ii] the exercise of rights of subscription
       or conversion under the terms of any warrants
       of the Bank or any securities which are convertible
       into shares of the Bank; [iii] any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Bank pursuant to
       the Articles of Association of the Bank from
       time to time; or [iv] any option scheme or
       similar arrangement for the time being adopted
       for the grant or issue to employees of the
       Bank, and/or any of its subsidiaries of shares
       or rights to acquire shares of the Bank, shall
       not exceed 20% of the aggregate nominal amount
       of the issued share capital of the Bank as
       at the date of passing of this Resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Bank or the expiration
       of the period within which the next AGM is
       required by the Articles of Association of
       the Bank or the Companies Ordinance to be held]

7.     Authorize the Board of Directors of the Bank,             Mgmt          For                            For
       to repurchase shares in the capital of the
       Bank, subject to and in accordance with all
       applicable laws and the requirements of the
       Rules Governing the Listing of Securities on
       The Stock Exchange of Hong Kong Limited as
       amended from time to time, during the relevant
       period, the aggregate nominal amount of shares
       in the capital of the Bank which may be repurchased
       by the Bank pursuant to the approval in this
       resolution above shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Bank as at the date of passing
       of this Resolution; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Bank or the expiration of the period within
       which the next AGM is required by the Articles
       of Association of the Bank or the Companies
       Ordinance to be held]

8.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Ordinary Resolutions 6 and 7 as specified,
       the general mandate granted to the Board of
       Directors of the Bank and for the time being
       in force to exercise the powers of the Bank
       to allot, issue and deal with additional shares
       pursuant to the Ordinary Resolution 6 be extended
       by the addition thereto of an amount representing
       the aggregate nominal amount of shares in the
       capital of the Bank repurchased by the Bank
       under the authority granted to the Board of
       Directors of the Bank pursuant to the Ordinary
       Resolution 7, provided that such amount of
       shares so repurchased shall not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Bank as at the date of
       the said Ordinary Resolution

S.9    Amend the Articles 2, 61, 77, 94, 142, 147,               Mgmt          For                            For
       149, 150, 154 and 158 of the Articles of Association
       of the Bank with effect from the date of this
       AGM, as specified




--------------------------------------------------------------------------------------------------------------------------
 INFORMA PLC, LONDON                                                                         Agenda Number:  701883351
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4771A117
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  GB0002625654
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors Report and the accounts             Mgmt          For                            For
       for the year ended 31 DEC 2009 and the Auditors
       report on the accounts

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Re-elect Mr. D. Mapp as a Director                        Mgmt          For                            For

4.     Re-elect Mr. Peter Rigby as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Adam Walker as a Director                    Mgmt          For                            For

6.     Re-elect Dr. Pamela Kirby as a Director                   Mgmt          For                            For

7.     Re-elect Mr. John Davis as a Director                     Mgmt          For                            For

8.     Re-elect Dr. Brendan ONeill as a Director                 Mgmt          For                            For

9.     Approve the Directors Remuneration                        Mgmt          For                            For

10.    Re-appoint Deloitte LLP as the Auditors of the            Mgmt          For                            For
       Company

11.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

12.    Grant authority to increase the authorized share          Mgmt          For                            For
       capital

13.    Authorize the Directors to allot shares                   Mgmt          For                            For

14.    Approve the amendment to the rules of the LTIP            Mgmt          For                            For

S.15   Approve the 14 clear days notice for the general          Mgmt          Against                        Against
       meetings

S.16   Authorize the Directors to disapply statutory             Mgmt          For                            For
       pre emption rights

S.17   Authorize the Company to purchase its own shares          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INFORMA PLC, LONDON                                                                         Agenda Number:  701939083
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4771A117
    Meeting Type:  EGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  GB0002625654
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors to carry the Scheme               Mgmt          For                            For
       into effect approve reduction and subsequent
       increase in share capital apply credit in paying
       up Informa new ordinary shares issue equity
       with pre-emptive rights reclassify shares and
       Amend the Articles of Association

S.2    Approve reduction of share capital of new Informa         Mgmt          For                            For
       by canceling and extinguishing paid up capital
       (26.9 pence on each issued ordinary share)
       and by reducing the nominal value of each ordinary
       share to 0.1 pence cancel new Informa's share
       premium account

S.3    Approve to change the Company name to Informa             Mgmt          For                            For
       Group Plc

S.4    Approve delisting of the Informa shares from              Mgmt          For                            For
       the Official List

5.a    Approve the Informa 2009 Investment Plan                  Mgmt          For                            For

5.b    Approve the Informa 2009 US Stock Purchase Plan           Mgmt          For                            For

5.c    Approve the Informa 2009 Management Long Term             Mgmt          For                            For
       Incentive Plan




--------------------------------------------------------------------------------------------------------------------------
 INFORMA PLC, LONDON                                                                         Agenda Number:  701939564
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4771A117
    Meeting Type:  CRT
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  GB0002625654
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION FOR THIS MEETING TYPE. PLEASE CHOOSE
       BETWEEN "FOR" AND "AGAINST" ONLY. SHOULD YOU
       CHOOSE TO VOTE ABSTAIN FOR THIS MEETING THEN
       YOUR VOTE WILL BE DISREGARDED BY THE ISSUER
       OR ISSUERS AGENT.

1.     Approve the Scheme of Arrangement proposed to             Mgmt          For                            For
       be made between the Company and the Holders
       of the Scheme Shares




--------------------------------------------------------------------------------------------------------------------------
 ING INDUSTRIAL FUND                                                                         Agenda Number:  701729951
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49469101
    Meeting Type:  AGM
    Meeting Date:  07-Nov-2008
          Ticker:
            ISIN:  AU000000IIF8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 507483 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED. THANK YOU.

1.     To receive a presentation on the results and              Non-Voting    No vote
       activities of the Fund for the FYE 30 JUN 2008,
       and an update of the activities post 30 JUN
       2008

2.     In accordance with the Corporations Act and               Non-Voting    No vote
       the Constitution of the Fund, the responsible
       entity has appointed Mr. Richard Colless, Chairman
       of ING Management Limited, to Act as Chairperson
       of the meeting




--------------------------------------------------------------------------------------------------------------------------
 ING OFFICE FUND                                                                             Agenda Number:  701711574
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49560107
    Meeting Type:  AGM
    Meeting Date:  07-Nov-2008
          Ticker:
            ISIN:  AU000000IOF6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     To receive a presentation on the results and              Non-Voting    No vote
       activities of the Fund for the FYE 30 JUN 2008
       and an update of the activities post 30 JUN
       2008

       In accordance with the Corporations Act and               Non-Voting    No vote
       the Constitution of the Fund, the responsible
       entity has appointed Mr.Richard Colless, Chairman
       of ING Management Limited, to act as Chairperson
       of the meeting




--------------------------------------------------------------------------------------------------------------------------
 ING OFFICE FUND                                                                             Agenda Number:  701827276
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49560107
    Meeting Type:  EGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  AU000000IOF6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the issue of 187,500,000               Mgmt          For                            For
       units to institutional investors at an issue
       price of AUD 0.80 per new unit on 23 DEC 2008




--------------------------------------------------------------------------------------------------------------------------
 INMARSAT PLC, LONDON                                                                        Agenda Number:  701877714
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4807U103
    Meeting Type:  AGM
    Meeting Date:  05-May-2009
          Ticker:
            ISIN:  GB00B09LSH68
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       accounts of the Company  for the YE 31 DEC
       2008, incorporating the Auditors report on
       those accounts

2.     Approve the Directors' remuneration report                Mgmt          Against                        Against

3.     Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2008 of 18.20 cents [USD] per ordinary share
       recommended by the Directors payable on 29
       MAY 2009 to the holders of the ordinary shares
       whose names are on the register of the Member
       of the Company at the close of business on
       15 MAY 2009

4.     Re-appoint Deloitte LLP at the Auditors, until            Mgmt          For                            For
       the conclusion of the next general meeting
       of the Company at which accounts are laid before
       the Members

5.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors of the Company

6.     Re-appoint Admiral James Ellis Jr. [Rtd] as               Mgmt          For                            For
       an Independent Non-Executive Director of the
       Company

7.     Re-appoint Ms. Kathleen Flaherty as an Independent        Mgmt          For                            For
       Non-Executive Director of the Company

8.     Re-appoint Mr. Rick Medlock as an Executive               Mgmt          For                            For
       Director of the Company

9.     Authorize the Company and those Companies which           Mgmt          For                            For
       are subsidiaries of the Company at any time
       during the period for which this resolution
       has effect, for the purpose of Section 366
       of the Companies Act 2006 [the 2006 Act], during
       the passing of this resolution, to make political
       donations to political parties, and/or independent
       election candidates; to make political donations
       to political organizations other than political
       parties; and to incur political expenditure
       and, up to an aggregate nominal amount of GBP
       200,000 and the total amount authorized under
       each of shall limited to GBP 100,000; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company to be held in 2010 or 30
       JUN 2010]

S.10   Approve that a general meetings other than AGM            Mgmt          Against                        Against
       may be called on not less than 14 clear day's
       notice

11.    Authorize the Board, in substitution for any              Mgmt          Against                        Against
       existing authority, to allot relevant securities
       [the Companies Act 1985 [the 1985 Act]] up
       to an aggregate nominal amount of EUR 76,000;
       and relevant securities comprising equity securities
       [as specified in the 1985 Act] up to an aggregate
       nominal amount of EUR 153,000 [such amount
       to be reduced by the aggregate nominal amount
       of relevant securities issued of this resolution];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 30 JUN 2010];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.12   Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority, subject to the passing
       of Resolution 11, to allot equity securities
       [as specified in the 1985 Act] for cash pursuant
       to the authority conferred by Resolution 11,
       disapplying the statutory pre-emption rights
       [Section 89[1], provided that this power is
       limited to the allotment of equity securities:
       a) in connection with a rights issue in favor
       of ordinary shareholders; b) up to an aggregate
       nominal amount of EUR 11,400; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 30 JUN 2010]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163[3] of the Act] of up to 43.65
       million ordinary shares of 9.5% of the Company's
       issued ordinary share capital, at a minimum
       price of EUR 0.0005 and up to 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 31 JUN 2010]; and
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 INMET MNG CORP                                                                              Agenda Number:  701868979
--------------------------------------------------------------------------------------------------------------------------
        Security:  457983104
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  CA4579831047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS 1.1
       to 1.10 AND 2. THANK YOU.

       Receiving our consolidated annual financial               Non-Voting    No vote
       statements for the YE 31 DEC 2008, and the
       Auditors' report

1.1    Elect Mr. Yilmaz Arguden as a Director                    Mgmt          For                            For

1.2    Elect Mr. David R. Beatty as a Director                   Mgmt          For                            For

1.3    Elect Mr. John C. Eby as a Director                       Mgmt          For                            For

1.4    Elect Mr. Paul E. Gagne as a Director                     Mgmt          For                            For

1.5    Elect Mr. Oyvind Hushovd as a Director                    Mgmt          For                            For

1.6    Elect Mr. Thomas E. Mara as a Director                    Mgmt          For                            For

1.7    Elect Mr. Richard A. Ross as a Director                   Mgmt          For                            For

1.8    Elect Mr. Wolf K. Seidler as a Director                   Mgmt          For                            For

1.9    Elect Mr. James M. Tory as a Director                     Mgmt          For                            For

1.10   Elect Mr. Douglas W. G. Whitehead as a Director           Mgmt          For                            For

2.     Appoint KPMG LLP as the Auditors, as specified            Mgmt          For                            For

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 INMOBILIARIA COLONIAL, SA, MADRID                                                           Agenda Number:  701743456
--------------------------------------------------------------------------------------------------------------------------
        Security:  E5702H107
    Meeting Type:  EGM
    Meeting Date:  20-Nov-2008
          Ticker:
            ISIN:  ES0139140018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 513384 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       21 NOV 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve to issue bonds convertible in to shares           Mgmt          For                            For
       with preferential subscription right

2.     Approve to revoke the Merger Agreement                    Mgmt          For                            For

3.1    Amend the Article 25                                      Mgmt          For                            For

3.2    Amend the Article 27                                      Mgmt          For                            For

3.3    Amend the Article 29                                      Mgmt          For                            For

3.3.1  Ratify and appoint Mr. Pedro Vinolas Serra as             Mgmt          For                            For
       a Board Member

3.3.2  Ratify and appoint Mr. Leandro Martinez-Zurita            Mgmt          For                            For
       Santos De Lamadrid as a Board Member

4.     Approve the remuneration policy for Administrators        Mgmt          For                            For

5.     Approve the remuneration of the Administrators            Mgmt          For                            For

6.     Authorize the Board for the application of a              Mgmt          For                            For
       remuneration system consisting of a long term
       incentive program for the president and the
       Board Manager

7.     Authorize the Board to increase share capital             Mgmt          For                            For
       if needed

8.     Approve to delegate the powers                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INN VEST REAL ESTATE INVT TR                                                                Agenda Number:  701852724
--------------------------------------------------------------------------------------------------------------------------
        Security:  45771T108
    Meeting Type:  OGM
    Meeting Date:  14-Apr-2009
          Ticker:
            ISIN:  CA45771T1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" ONLY FOR RESOLUTIONS
       3 AND "IN FAVOR" OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS " 1.1 TO 1.4 AND 2. THANK YOU.

       PLEASE NOTE THAT THIS A MIX MEETING. THANK YOU            Non-Voting    No vote

       To receive the consolidated financial statements          Non-Voting    No vote
       of the REIT for the YE 31 DEC 2008 and the
       Auditors' report on the statements

1.1    Elect Mr. Frank Anderson, FCA as a Director               Mgmt          For                            For
       of the REIT [Trustees]

1.2    Elect Mr. Michael P. Kitt as a Director of the            Mgmt          For                            For
       REIT [Trustees]

1.3    Elect Mr. Morton G. Gross, Q.C. as a Director             Mgmt          For                            For
       of the REIT [Trustees]

1.4    Elect Mr. Minhas N. Mohamed as a Director of              Mgmt          For                            For
       the REIT [Trustees]

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of the REIT until the close of the next AGM
       of the unitholders at a remuneration to be
       fixed by the Trustees of the REIT

3.     Approve the unitholder rights plan as specified           Mgmt          For                            For

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 INTERMEDIATE CAPITAL GROUP PLC, LONDON                                                      Agenda Number:  701619174
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4807D101
    Meeting Type:  AGM
    Meeting Date:  01-Jul-2008
          Ticker:
            ISIN:  GB0004564430
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and reports              Mgmt          For                            For
       of the Directors and Auditors for the YE 31
       MAR 2008

2.     Approve the report of the Remuneration Committee          Mgmt          For                            For
       for the YE 31 MAR 2008

3.     Declare a final dividend of 45.5 p per share              Mgmt          For                            For

4.     Re-appoint Deloitte and Touche LLP as the Company's       Mgmt          Against                        Against
       Auditors to hold office until the conclusion
       of the Company's AGM in 2009

5.     Authorize the Directors to agree the Auditors'            Mgmt          For                            For
       remuneration

6.     Re-appoint Mr. Justin Dowley, who retire by               Mgmt          For                            For
       rotation as a Director

7.     Re-appoint Mr. Christophe Evain, who retire               Mgmt          For                            For
       by rotation as a Director

8.     Re-appoint Mr. Tom Attwood, who retire by rotation        Mgmt          For                            For
       as a Director

9.     Approve to increase the authorize share capital           Mgmt          For                            For
       of the Company to GBP 24,000,000 by the creation
       of 30,000,000 ordinary shares

10.    Authorize the Directors to allot shares                   Mgmt          For                            For

11.    Authorize the Directors to disapply the pre-emption       Mgmt          For                            For
       rights

12.    Authorize the Company to make market purchase             Mgmt          For                            For
       of the Company's shares

13.    Adopt the amendments to the Company's Articles            Mgmt          For                            For
       of Association




--------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL PERSONAL FINANCE PLC, LEEDS                                                   Agenda Number:  701886636
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4906Q102
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  GB00B1YKG049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and the audited             Mgmt          For                            For
       financial statements

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Elect Mr. Craig Shannon as a Director                     Mgmt          For                            For

5.     Re-elect Mr. Christopher Rodriguez as a Director          Mgmt          For                            For

6.     Re-elect Mr. Tony Hales as a Director                     Mgmt          For                            For

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors

8.     Authorize the remuneration of the Auditors                Mgmt          For                            For

9.     Approve the New Deferred Bonus and Share Matching         Mgmt          For                            For
       Plan

10.    Authorize the Directors' to allot relevant securities     Mgmt          Against                        Against

S.11   Approve to disapply pre-emption rights in certain         Mgmt          For                            For
       circumstances

S.12   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.13   Approve to permit meetings other than Annual              Mgmt          Against                        Against
       General Meetings to be held on 14 days' notice




--------------------------------------------------------------------------------------------------------------------------
 INTERPUMP GROUP SPA, SANT'ILARIO (RE)                                                       Agenda Number:  701820323
--------------------------------------------------------------------------------------------------------------------------
        Security:  T5513W107
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  IT0001078911
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 APR 2009 AT 10:30 HRS. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve: financial statement at 31 DEC 2008;              Mgmt          No Action
       Board of Directors and the Auditors report;
       consolidated financial statement at 31 DEC
       2008; Board of Directors and Auditors report;
       any adjournment thereof

2.     Approve the emoluments of the Directors                   Mgmt          No Action

3.     Grant authority to the buy back                           Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 INTERSEROH AG, KOELN                                                                        Agenda Number:  701965874
--------------------------------------------------------------------------------------------------------------------------
        Security:  D3621X106
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  DE0006209901
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 03 JUN 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report as well
       as the report by the Board of Managing Directors
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 4,308,854.56 as follows: payment
       of a dividend of EUR 0.14 per no-par share
       EUR 2,931,254.56 shall be allocated to the
       revenue reserves ex-dividend and payable date:
       25 JUN 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       KPMG AG, Cologne

6.     Remuneration for the Supervisory Board for the            Mgmt          For                            For
       period from 24 SEP 2008 to 31 DEC 2008 each
       Member of the Supervisory Board shall receive
       a fixed remuneration of EUR 8,114.75, the Chairman
       of the Supervisory Board and the Deputy Chairman
       shall each receive one and a half times this
       amount furthermore, Board Members [excluding
       the Chairman of the Supervisory Board and the
       Deputy Chairman] who are also Committee Members
       [excluding the Nomination Committee] shall
       receive an additional EUR 2,704.08 for their
       membership

7.     Amendments to the Articles of Association, as             Mgmt          Abstain                        Against
       follows: Section 16(4), deletion, Section 11(3),
       deletion, Section 3, regarding the adjustment
       of the object of the Company Section 15, regarding
       the use of electronic means of communication
       for Supervisory Board meetings

8.     Election of Dr. Werner Holzmayer to the Supervisory       Mgmt          For                            For
       Board

9.     Election of Mr. Friedrich Joachim Edmund Hunold           Mgmt          For                            For
       to the Supervisory Board

10.    Election of Mr. Friedrich Carl Janssen to the             Mgmt          For                            For
       Supervisory Board

11.    Election of Mr. Roland Junck to the Supervisory           Mgmt          For                            For
       Board

12.    Election of Friedrich Dr. Eric Schweitzer to              Mgmt          Against                        Against
       the Supervisory Board

13.    Election of Mr. Peter Zuehlsdorff to the Supervisory      Mgmt          For                            For
       Board

14.    Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to EUR 2,558,400, at prices deviating neither
       more than 10 % from the market price of the
       shares if the shares are acquired through the
       stock exchange, nor more than 20 %, if they
       are acquired by way of a repurchase offer,
       on or before 24 DEC 2010 the Board of Managing
       Directors shall be authorized to use the shares
       for mergers and acquisitions, to dispose of
       the shares in a manner other than the stock
       exchange or a rights offering if the shares
       are sold at a price not materially below their
       market price, and to retire the shares

15.    Approval of the profit transfer agreement with            Mgmt          For                            For
       the Company's wholly-owned subsidiary, Interseroh
       Hansa Recycling GmbH, effective for a period
       of at least 5 years




--------------------------------------------------------------------------------------------------------------------------
 INTERSERVE PLC, TWYFORD                                                                     Agenda Number:  701896310
--------------------------------------------------------------------------------------------------------------------------
        Security:  G49105102
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  GB0001528156
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and balance sheets, and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

4.     Re-elect Mr. Lord Blackwell as a Director, who            Mgmt          For                            For
       retires from the Board by rotation

5.     Re-elect Mr. T.C. Jones as a Director, who retires        Mgmt          For                            For
       from the Board by rotation

6.     Re-elect Mr. D.A. Trapnell as a Director, who             Mgmt          For                            For
       retires from the Board by rotation

7.     Re-elect Mr. D.A. Thorpe as a Director, who               Mgmt          For                            For
       retires from the Board in accordance with the
       Company's Articles of Association

8.     Re-appoint Deloitte LLP [formerly Deloitte &              Mgmt          For                            For
       Touche LLP] as the Auditors of the Company
       in pursuance of a recommendation by the Audit
       Committee, to hold office until the conclusion
       of the next general meeting at which financial
       statements are laid before the Company

9.     Authorize the Directors, acting through the               Mgmt          For                            For
       Audit Committee, to determine the remuneration
       of the Auditors

10.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       366 of the Companies Act 2006, that are subsidiaries
       of the Company at any time during the period
       for which this resolution has effect, to: a)
       make political donations to political parties
       or independent election candidates not exceeding
       GBP 50,000 in total; b) make political donations
       to political organizations other than political
       parties not exceeding GBP 50,000 in total;
       and c) incur political expenditure not exceeding
       GBP 50,000 in total, provided that the aggregate
       amount of any such donation or expenditure
       made and incurred by the Company and its subsidiaries
       shall not exceed GBP 50,000 during the period
       beginning with the date of the passing of this
       resolution up to and including the conclusion
       of the AGM in 2010, for the purposes of this
       resolution, the terms political donations,
       "political parties", "independent election
       candidates", "political organizations" and
       "political expenditure" have the meanings set
       out in Sections 363 to 365 of the Companies
       Act 2006

11.    Authorize the Directors, the Interserve Sharesave         Mgmt          For                            For
       Scheme 2009 [the Sharesave Scheme], the principal
       terms of which are summarized in Appendix II
       to this Notice and the draft rules of which
       are produced to the AGM and signed by the Chairman
       for the purposes of identification, to: a)
       do all such things as they may consider necessary
       or expedient to implement the Sharesave Scheme,
       including making such amendments as may be
       necessary to take account of the requirements
       of HM Revenue & Customs and/or to obtain such
       other approvals as the Directors may consider
       necessary or desirable and to adopt the Sharesave
       Scheme as so amended; b) establish schedules
       to the Sharesave Scheme and/or further schemes
       for the benefit of employees outside the UK,
       based on the Sharesave Scheme but modified
       to take account of local tax, exchange control
       or securities laws in overseas territories,
       provided that any shares made available under
       such schedules or further schemes are treated
       as counting against the limits on individual
       or overall participation in the Sharesave Scheme;
       and c) vote and be counted in the quorum at
       any meeting at which any matter concerned with
       the Sharesave Scheme is considered [except
       that a director may not be counted in the quorum
       or vote on their own participation] and any
       prohibition on voting contained in the Articles
       of Association of the Company be relaxed

12.    Authorize the Directors, the Interserve Share             Mgmt          For                            For
       Incentive Plan 2009 [the SIP], the principal
       terms of which are summarized in Appendix II
       to this Notice and the draft rules of which
       are produced to the AGM and signed by the Chairman
       for the purposes of identification, to: a)
       do all such things as they may consider necessary
       or expedient to implement the SIP, including
       making such amendments as may be necessary
       to take account of the requirements of HM Revenue
       & Customs and best practice and/or to obtain
       such other approvals as the Directors may consider
       necessary or desirable and to adopt the SIP
       as so amended; b) establish schedules to the
       SIP and/or further schemes for the benefit
       of employees outside of the UK, based on the
       SIP but modified to take account of local tax,
       exchange control or securities laws in overseas
       territories, provided that any shares made
       available under such schedules or further schemes
       are treated as counting against the limits
       on individual or overall participation in the
       SIP; and c) vote and be counted in the quorum
       at any meeting at which any matter concerned
       with the SIP is considered (except that a Director
       may not be counted in the quorum or vote on
       their own participation) and any prohibition
       on voting contained in the Articles of Association
       of the Company be relaxed

13.    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company to GBP 21,000,000 by the creation
       of an additional 60,000,000 ordinary shares
       of 10p each

14.    Authorize the Directors of the Company, in substitution   Mgmt          Against                        Against
       for all existing authorities, to allot: a)
       relevant securities (within the meaning of
       section 80 of the Companies Act 1985) up to
       an aggregate nominal amount of GBP 4,166,795;
       and b) equity securities (within the meaning
       of section 94 of the said Act) in connection
       with a rights issue in favour of shareholders
       where the equity securities respectively attributable
       to the interests of all shareholders are proportionate
       (as nearly as may be) to the respective numbers
       of shares held by them up to an aggregate nominal
       amount of GBP 8,333,591 (including within such
       limit any shares issued under (a) above); [Authority
       shall expire at the conclusion of the AGM of
       the Company in 2010], save that the Company
       may before such expiry make an offer or agreement
       which would or might require relevant securities
       to be allotted after such expiry and the Directors
       may allot relevant securities in pursuance
       of such offer or agreement as if the authority
       conferred hereby had not expired

S.15   Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing powers and subject to and conditionally
       upon the passing of Resolution 14, pursuant
       to section 95(1) of the Companies Act 1985
       to allot equity securities (within the meaning
       of section 94(2) of the said Act) for cash
       pursuant to the authority conferred by that
       resolution and/or to sell relevant shares (as
       defined in section 94(5) of that Act) held
       by the Company as treasury shares (within the
       meaning of section 162A of that Act) for cash
       (as defined in section 162D of that Act), or
       partly in one way and partly in the other,
       in each case as if section 89(1) of the said
       Act did not apply to any such allotment, provided
       that the power hereby conferred shall be limited:
       a) to the allotment of equity securities (but
       in the case of an allotment under paragraph
       (b) of Resolution 14, by way of a rights issue
       only) in connection with a rights issue, open
       offer or any other pre-emptive offer of equity
       securities in favour of shareholders where
       the equity securities respectively attributable
       to the interests of all shareholders are proportionate
       (as nearly as may be) to their holdings of
       such shares subject to such exclusions or other
       arrangements as the Directors may consider
       necessary or expedient to deal with fractional
       entitlements, statutory restrictions or legal
       or practical problems under or resulting from
       the application of the laws of any territory
       or the requirements of any recognized regulatory
       body or stock exchange in any territory; and
       b) to the allotment of equity securities pursuant
       to the authority granted by paragraph (a) of
       Resolution 14 and/or a sale of relevant shares
       held by the Company as treasury shares (in
       each case otherwise than in the circumstances
       set out in paragraph (a) of this Resolution
       15) up to an aggregate nominal amount of GBP
       625,081; [Authority expires at the conclusion
       of the AGM of the Company in 2010], save that
       the Company may before such expiry make an
       offer or agreement which would or might require
       equity securities to be allotted, or treasury
       shares to be sold, after such expiry and the
       Directors may allot equity securities, or sell
       treasury shares, in pursuance of such offer
       or agreement as if the power conferred hereby
       had not expired

S.16   Authorize the Directors of the Company to make            Mgmt          For                            For
       market purchases (as defined in section 163
       of the Companies Act 1985) of its ordinary
       10p shares provided that: a) the Company does
       not purchase under this authority more than
       12,501,637 ordinary shares; b) the Company
       does not pay less than the nominal value for
       each share; c) the Company does not pay more
       for each share than an amount equal to the
       higher of: i) 105% of the average of the middle
       market price of an ordinary share according
       to the Daily Official List of the London Stock
       Exchange for the five business days immediately
       preceding the date on which the Company agrees
       to buy the shares concerned; and ii) the price
       stipulated by Article 5(1) of the Buy-back
       and Stabilization Regulation 2003; [Authority
       shall expire at the conclusion of the AGM of
       the Company in 2010]; and the Company may agree
       before the authority terminates under (d) above
       to purchase ordinary shares where the purchase
       will or may be executed after the authority
       terminates (either wholly or in part); the
       Company may complete such a purchase even though
       the authority has terminated

S.17   Approve that a general meeting of the Company             Mgmt          Against                        Against
       [other than an AGM] may be called on not less
       than 14 clear days' notice, [Authority shall
       expire at the conclusion of the AGM of the
       Company in 2010]




--------------------------------------------------------------------------------------------------------------------------
 INTERTEK GROUP PLC                                                                          Agenda Number:  701840503
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4911B108
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  GB0031638363
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual report and accounts          Mgmt          For                            For
       for the YE 31 DEC 2008

2.     Approve the payment of a final dividend of 13.7p          Mgmt          For                            For
       per ordinary share

3.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2008

4.     Re-elect Mr. Wolfhart Hauser as a Director                Mgmt          For                            For

5.     Re-elect Mr. Debra Rade as a Director                     Mgmt          For                            For

6.     Re-elect Mr. Christopher Knight as a Director             Mgmt          For                            For

7.     Re-appoint KPMG Audit PLC as the Auditors to              Mgmt          For                            For
       the Company

8.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

9.     Authorize the Directors to allot relevant securities      Mgmt          Against                        Against
       [Section 80 of the Companies Act 1985] and
       equity securities [Section 94 of the Companies
       Act 1985]

10.    Authorize the political donations and expenditure         Mgmt          For                            For

S.11   Authorize the Directors to allot equity securities        Mgmt          For                            For
       other than pro rata [Section 95 of the Companies
       Act 1985

S.12   Authorize the Company to buy back its own shares          Mgmt          For                            For
       [Section 163 of the Companies Act 1985]

S.13   Authorize the Company to hold general meetings            Mgmt          Against                        Against
       [other than AGM] at 14 days notice

S.14   Approve to remove the Company's authorized share          Mgmt          For                            For
       capital and amend the Articles of Association
       each with effect from 01 OCT 2009




--------------------------------------------------------------------------------------------------------------------------
 INTRACOM HOLDINGS SA                                                                        Agenda Number:  701826870
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3967R125
    Meeting Type:  EGM
    Meeting Date:  20-Mar-2009
          Ticker:
            ISIN:  GRS087103008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the distribution of bonus shares according        Mgmt          No Action
       to Article 16 of the Codified Law 2190.1920,
       as was in force prior to its replacement from
       the Codified Law 3604.2007, to the employees
       of the Company and its affiliates

2.     Various announcements                                     Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 INTRACOM HOLDINGS SA                                                                        Agenda Number:  702007647
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3967R125
    Meeting Type:  OGM
    Meeting Date:  30-Jun-2009
          Ticker:
            ISIN:  GRS087103008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's financial statements along          Mgmt          No Action
       with the Board of Directors and the Auditors'
       for 2008

2.     Approve the dismissal of the Board of Directors           Mgmt          No Action
       and the Auditors from every compensational
       liability for 2008

3.     Elect new Independent Non-Executive Board of              Mgmt          No Action
       Director Member in replacement of the resigned
       one

4.     Elect the Audit Committee Members                         Mgmt          No Action

5.     Elect the Chartered Auditors for 2009 and approve         Mgmt          No Action
       to determine their remuneration

6.     Approve the Board of Directors salaries and               Mgmt          No Action
       benefits for 2009

7.     Approve the salaries of the Board of Directors            Mgmt          No Action
       Members linked with labor contracts with the
       Company

8.     Authorize the Board of Director and the Managers          Mgmt          No Action
       to participate in meetings or in the Administration
       of linked Companies

9.     Various announcements                                     Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 INTRALOT SA - INTEGRATED IT SYSTEMS AND LOTTERY SERVICES                                    Agenda Number:  701903014
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3968Y103
    Meeting Type:  OGM
    Meeting Date:  05-May-2009
          Ticker:
            ISIN:  GRS343313003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE AN "A" REPETITIVE
       MEETING ON 21 MAY 2009 AND "B" REPETITIVE MEETING
       ON 04 JUN 2009. ALSO, YOUR VOTING INSTRUCTIONS
       WILL NOT BE CARRIED OVER TO THE SECOND CALL.
       ALL VOTES RECEIVED ON THIS MEETING WILL BE
       DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THE REPETITIVE MEETING. PLEASE BE ALSO ADVISED
       THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
       QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the corporate and consolidated annual             Mgmt          No Action
       financial statements of the FY 01 JAN 2008
       to 31 DEC 2008, in accordance with the international
       financial reporting standards, I.F.R.S., after
       hearing the relevant Board of Directors reports
       and the certified Auditors report regarding
       the above mentioned year and decision o n the
       distribution of said year profits

2.     Grant discharge both the Board of Directors               Mgmt          No Action
       Members and the certified the Auditor from
       any liability for indemnity regarding Company's
       administration, the financial statements and
       the consolidated financial statements during
       the fiscal period under examination, 01 JAN
       2008 31 DEC 2008

3.     Ratify the election of a new Member of the Board          Mgmt          No Action
       of Directors in replacement of a resigned Member

4.     Elect the new Board of Directors and appointment          Mgmt          No Action
       of independent Board of Directors Members,
       pursuant to Law 3016/2002, as amended and in
       force; elect new Audit Committee, pursuant
       to Law 3693/2008

5.     Elect regular and alternate certified Auditors            Mgmt          No Action
       for t he control of the FY 01 JAN 2009 to 31
       DEC 2009 and determine their fees

6.     Approve the of remuneration on the profits and            Mgmt          No Action
       remuneration of the Board of Directors Members
       for the FY 2008 and preliminary and remuneration
       of Non Executive Members of the Board of Directors
       for the year 2009, pursuant to Article 24 of
       Codified Law 2190/1920 Article 5 of the Law
       301 6/2002

7.     Approve the maximum salary of Board of Directors          Mgmt          No Action
       Members employed by the Company as for the
       financial period 01 JUL 2009 to 30 JUN 2010
       pursuant to Article 23a of Codified Law 2190/1920

8.     Authorize both Board of Directors Members and             Mgmt          No Action
       Company's Directors to participate in the Board
       of Directors or in the administration of other
       affiliated Company's as those Company's are
       defined in Article 42 Paragraph E of Codified
       Law 2190/1920

9.     Approve to modify the share buy back program              Mgmt          No Action
       by the Company that was decided at the OGM
       dated 06 MAY 2008, pursuant to Article 16 of
       Codified Law 2190/1920, regarding the maximum
       an d the minimum limits of the price F or their
       acquisition and in order t o provide for the
       possibility of holding the share for future
       acquisition of shares of other Company

10.    Approve to issue the convertible bond loan and            Mgmt          No Action
       granting of authorization to the Board of Directors
       for determining the specific terms of the convertible
       bond loan

11.    Announcements                                             Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 INTRALOT SA - INTEGRATED IT SYSTEMS AND LOTTERY SERVICES                                    Agenda Number:  701946343
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3968Y103
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  GRS343313003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE AN A REPETITIVE
       MEETING ON 04 JUN 2009. ALSO, YOUR VOTING INSTRUCTIONS
       WILL NOT BE CARRIED OVER TO THE SECOND CALL.
       ALL VOTES RECEIVED ON THIS MEETING WILL BE
       DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THE REPETITIVE MEETING. PLEASE BE ALSO ADVISED
       THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
       QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the issuance of convertible bond and              Mgmt          No Action
       authorize the Board of Directors to determine
       the special terms of the respective convertible
       bond




--------------------------------------------------------------------------------------------------------------------------
 INTRALOT SA - INTEGRATED IT SYSTEMS AND LOTTERY SERVICES                                    Agenda Number:  701970027
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3968Y103
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  GRS343313003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the issuance of convertible bond and              Mgmt          No Action
       authorize the Board of Directors to determine
       the special terms of the respective convertible
       bond




--------------------------------------------------------------------------------------------------------------------------
 INTRUM JUSTITIA AB, NACKA                                                                   Agenda Number:  701870734
--------------------------------------------------------------------------------------------------------------------------
        Security:  W4662R106
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  SE0000936478
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 540583 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the AGM                                        Non-Voting    No vote

2.     Election of Mr. Lars Lundquist as a Chairman              Non-Voting    No vote
       of the meeting

3.     Preparation and approval of the voting list               Non-Voting    No vote

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election of 1 or 2 persons to sign the minutes            Non-Voting    No vote

6.     Determination as to whether the meeting has               Non-Voting    No vote
       been duly convened

7.     Submission of the annual accounts and the Auditor's       Non-Voting    No vote
       report, and consolidated accounts and the Auditor's
       report on the consolidated accounts for the
       FY 2008

8.a    Speech by the Managing Director                           Non-Voting    No vote

8.b    Statement by the Chairman of the Board, regarding         Non-Voting    No vote
       the Board's and the Board Committees' work

9.     Adopt the profit and loss statement and balance           Mgmt          For                            For
       sheet and the consolidated profit and loss
       statement and consolidated balance sheet

10.    Approve, that the earnings at the disposal of             Mgmt          For                            For
       the AGM, consisting of share premium reserve
       of SEK 371,788,254, fair value reserve of SEK
       -754,869,940, retained earnings of SEK 339,764,458
       and the profit for the year of SEK 4,419,438,329,
       in total amounting to SEK 4,376,121,101, are
       appropriated so that SEK 3.50 per share, in
       total not more than SEK 279,106,278, is distributed
       to the shareholders and that the remaining
       balance of not less than SEK 4,097,014,823
       is carried forward; 21 APR 2009 will be the
       record day for the dividend

11.    Grant discharge to the Members of the Board               Mgmt          For                            For
       and the Managing Director from liability, for
       the administration of the Company during the
       year 2008

12.    Approve the number of Board Members as 7 with             Mgmt          For                            For
       no Deputy Board Members

13.    Approve the remuneration to the Board of Directors        Mgmt          For                            For
       is proposed to remain unchanged and amount
       to a total of SEK 2,550,000, of which SEK 750,000
       shall be paid to the Chairman of the Board
       and SEK 300,000 to each of the other Board
       Members, in addition, it is proposed that a
       remuneration amounting to in total SEK 540,000
       shall be attributed to Committee work, whereof
       the Chairman of the Audit Committee shall receive
       SEK 150,000 and the other two Audit Committee
       Members SEK 75,000 each, the remaining SEK
       240,000 is proposed to be distributed equally
       among the altogether 6 Members of the remuneration
       and investment Committees; and Auditor are
       proposed to be paid in accordance with approved
       invoices

14.    Re-elect Messers. Matts Ekman, Helen Fasth-Gillstedt,     Mgmt          For                            For
       Lars Forberg, Bo Ingemarson and Lars Lundquist
       as the Board Members and elect Mr. Charlotte
       Stromberg and Mr. Fredrik Tragardh as the new
       Board Members, all for the period until the
       conclusion of the next AGM and re-elect Mr.
       Lars Lundquist as the Chairman of the Board
       and Mr. Bo Ingemarson as the Deputy Chairman
       of the Board

15.    Approve the procedure for appointing a Nomination         Mgmt          For                            For
       Committee as specified

16.    Approve the specified principles for remuneration         Mgmt          For                            For
       and other terms of employment for key executives

17.    Authorize the Board to decide on the acquisition          Mgmt          For                            For
       and sale on the exchange of the Company's own
       shares for the performance-based share program
       for 2008 substantially in accordance with the
       following: 1) a maximum of 250,000 shares may
       be acquired and sold on the NASDAQ OMX Stockholm;
       the Company's holding of own shares may however
       at any time not exceed 250,000 shares, which
       corresponds to less than 10% of the total number
       of shares in the Company 2) the authorization
       may be utilised on one or more occasions, however
       not longer than until the 2010 AGM, 3) acquisition
       and sale of shares may only take place at a
       price within the price interval at any time
       recorded on the NASDAQ OMX Stockholm, and this
       shall refer to the interval between the highest
       buying price and the lowest selling price

18.    Amend the Section 10, 1st and 2nd paragraphs,             Mgmt          For                            For
       in the Articles of Association, as specified

19.    Closing of the AGM                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 INVENSYS PLC                                                                                Agenda Number:  701643416
--------------------------------------------------------------------------------------------------------------------------
        Security:  G49133161
    Meeting Type:  AGM
    Meeting Date:  18-Jul-2008
          Ticker:
            ISIN:  GB00B19DVX61
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to accept the financial statements and            Mgmt          For                            For
       statutory reports

2.     Approve the remuneration report                           Mgmt          Against                        Against

3.     Re-elect Mr. Bay Green as a Director                      Mgmt          For                            For

4.     Reappoint Ernst Young LLP as the Auditors of              Mgmt          For                            For
       the Company

5.     Authorize the Board to fix remuneration of the            Mgmt          For                            For
       Auditors

6.     Grant authority to issue of Equity or Equity-Linked       Mgmt          For                            For
       Securities with pre-emptive rights up to aggregate
       nominal amount of GBP 26,307,729

S.7    Approve, subject to the passing ofissue of Equity         Mgmt          For                            For
       or Equity-Linked Securities without pre-emptive
       rights up to aggregate nominal amount of GBP
       3,986,019

S.8    Adopt the New Articles of Association                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 INVENSYS PLC                                                                                Agenda Number:  701763232
--------------------------------------------------------------------------------------------------------------------------
        Security:  G49133161
    Meeting Type:  OGM
    Meeting Date:  26-Nov-2008
          Ticker:
            ISIN:  GB00B19DVX61
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve that, subject to the confirmation of              Mgmt          For                            For
       the High Court of Justice in England and Wales;
       a) GBP 927,418,729.21 of the amount standing
       to the credit of the merger reserve shall be
       capitalized and applied in paying up in full
       at par such number of new B Shares equal to
       the number of Ordinary Shares in existence
       on the date of issue of such B Shares [the
       B Shares] and to increase the authorized share
       capital by the creation of such number of new
       B Shares [of a nominal value equal to the sum
       that is obtained by dividing the number of
       B Shares to be issued as set out above into
       GBP 927,418,729.21] as shall be required to
       effect such capitalization, and authorize the
       Directors, for the purposes of Section 80 of
       the Companies Act 1985 to allot and issue all
       the B Shares thereby created to such member
       of the Company including one of their number
       as they shall in their absolute discretion
       determine upon terms that they are paid up
       in full by such capitalization, and such authority
       shall for the purposes of Section 80 of the
       Companies Act 1985 expire on 31 DEC 2009; b)
       the B Shares created and issued pursuant to
       (a) above shall have the following rights and
       restrictions: i) the holders of B Shares shall
       have no right to receive any dividend or other
       distribution whether of capital or income;
       ii) the holders of B Shares shall have no right
       to receive notice of or to attend or vote at
       any general meeting of the Company; iii) the
       holders of B Shares shall on a return of capital
       in a liquidation, but not otherwise, be entitled
       to receive the nominal amount of each such
       share but only after the holder of each Ordinary
       Share shall have received the amount paid up
       or credited as paid up on such a share and
       the holders of B Shares shall not be entitled
       to any further participation in the assets
       or profits of the Company; iv) a reduction
       by the Company of the capital paid up or credited
       as paid up on the B Shares and the cancellation
       of such shares will be treated as being in
       accordance with the rights attaching to the
       B Shares and will not involve a variation of
       such rights for any purpose; the Company will
       be authorized at any time without obtaining
       the consent of the holders of B Shares to reduce
       its capital [in accordance with the Companies
       Act 2006]; v) the Company shall have irrevocable
       authority at any time after the creation or
       issue of the B Shares to appoint any person
       to execute on behalf of the holders of such
       shares a transfer thereof and/or an agreement
       to transfer the same without making any payment
       to the holders thereof to such person or persons
       as the Company may determine and, in accordance
       with the provisions of the Companies Act 1985
       and the Companies Act 2006 [to the extent in
       force] [the Acts], to purchase or cancel such
       shares without making any payment to or obtaining
       the sanction of the holders thereof and pending
       such a transfer and/or purchase and/or cancellation
       to retain the certificates, if any, in respect
       thereof, provided also that the Company may
       in accordance with the provisions of the Acts
       purchase all but not some only of the B Shares
       then in issue at a price not exceeding 1p for
       all the B Shares; and c) the B Shares created
       and issued pursuant to (a) above shall be cancelled
       and extinguished; d) GBP 392,000,000.00 of
       the account standing to the credit of the Company's
       share premium account be cancelled; e) GBP
       922,924,274.53 of the account standing to the
       credit of the Company's capital redemption
       reserve be cancelled; and f) adopt, conditional
       upon the reductions of capital referred to
       in (c), (d) and (e) above taking effect, the
       Memorandum of Association, as specified, as
       the Memorandum of Association of the Company
       in substitution for and to the exclusion of
       the existing Memorandum of Association of the
       Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 INVESTMENT AB OERESUND                                                                      Agenda Number:  701737833
--------------------------------------------------------------------------------------------------------------------------
        Security:  W4776L102
    Meeting Type:  EGM
    Meeting Date:  05-Nov-2008
          Ticker:
            ISIN:  SE0000115610
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU

1.     Opening of the meeting                                    Mgmt          Abstain                        Against

2.     Elect the Chairman to preside over the meeting            Mgmt          Abstain                        Against

3.     Approve the preparation of the voting list                Mgmt          Abstain                        Against

4.     Approve the agenda                                        Mgmt          Abstain                        Against

5.     Elect the persons to check and verify the minutes         Mgmt          Abstain                        Against

6.     Approve to determine whether the meeting has              Mgmt          Abstain                        Against
       been duly convened

7.     Approve the redemption program with cancellation          Mgmt          Abstain                        Against
       of shares payment to shareholders

8.     Adjournment                                               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 INVESTMENT AB OERESUND, STOCKHOLM                                                           Agenda Number:  701830956
--------------------------------------------------------------------------------------------------------------------------
        Security:  W4776L102
    Meeting Type:  AGM
    Meeting Date:  01-Apr-2009
          Ticker:
            ISIN:  SE0000115610
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Election of Mr. Sven Hagstromer as the Chairman           Non-Voting    No vote
       of the meeting

3.     Preparation and approval of the voting list               Non-Voting    No vote

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election of persons to attest the minutes                 Non-Voting    No vote

6.     Determination of whether the meeting was duly             Non-Voting    No vote
       convened

7.     Address by the CEO                                        Non-Voting    No vote

8.     Presentation of the annual report and the audit           Non-Voting    No vote
       report and the group accounts for and the audited
       report for the group for the FY 2008

9.a    Adopt the income statement and balance sheet              Mgmt          No vote
       and the consolidated income statement and the
       consolidated balance sheet for the 2008 FY

9.b    Approve a dividend of SEK 8.00 per share and              Mgmt          No vote
       that the remaining profits be carried forward;
       06 APR 2009 is proposed as the record date
       for dividends

9.c    Approve to release from liability for the Members         Mgmt          No vote
       of the Board of Directors and CEO

10.    Approve that there be 9 Members of the Board              Mgmt          No vote
       of Directors and no alternate Members

11.    Approve the fees paid to the Members of the               Mgmt          No vote
       Board of Directors, who do not receive salary
       from the Company shall be SEK 630,000 to the
       Chairman, SEK 960,000 to the Vice Chairman
       and SEK 110,000 to each of the other Members;
       and the fees paid to the Auditors be paid in
       accordance with regular invoicing

12.    Re-elect Messrs. Pontus Bonnier, Monica Caneman,          Mgmt          No vote
       Stefan Dahlbo, Matts Ekman, Per-Olof Eriksson,
       Sven Hagstromer, Martha Josefsson and Mats
       Qviberg and elect Mr. Mikael Nachemson as new
       Members of the Board of Directors; Mr. Eric
       Poulsson and Mr. Dag Tigerschiold have withdrawn
       their names for consideration for re-election
       as specified

13.    Re-elect Mr. Sven Hagstromer as the Chairman              Mgmt          No vote
       of the Board of Directors; and Mr. Mats Qviberg
       as the Vice Chairman of the Board of Directors

14.a   Authorize the Board of Directors to reduce the            Mgmt          No vote
       Company's share capital by SEK 6,869,793 through
       a redemption of 1,236,891 shares, each share
       with a quotient value of SEK 5.55, the reduction
       shall be carried out through a redemption of
       the shares which Svenska Handelsbanken AB [Handelsbanken]
       acquired with in the synthetic repurchase programme
       carried out in accordance with the authorization
       given by the AGM of the shareholders on 02
       APR 2008 [the repurchase program], the purpose
       of the reduction is to make a repayment to
       Handelsbanken for the purpose of finally settling
       the Repurchase Program, to determine, prior
       to commencement of redemption, the amount to
       be paid for each share to be redeemed, the
       above stated amount shall be i) the lowest
       listed transaction price on 02 APR 2009 minus
       SEK 2 or ii) the lowest listed transaction
       price on 17 MAR 2009 minus SEK 2, whichever
       is lower, however, the repayment amount may
       not exceed SEK 75 per redeemed share, that
       portion of the repayment amount which exceeds
       the shares quotient value shall be taken from
       the Company's non-restricted shareholders'
       equity, repayment of the amount shall be made
       as soon as the Swedish Companies Registration
       Office has registered the resolution to carry
       out a reduction of the share capital according
       to the preceding Section and an increase in
       the share capital pursuant to the bonus issue
       proposed; for a resolution to carry out presupposes,
       in order to be valid, that the resolution is
       supported by shareholders holding at least
       two-thirds of the votes cast as well as the
       shares represented at the shareholders' meeting,
       in addition, the Board of Directors proposes
       that the resolution be made contingent upon
       the shareholders meeting also resolving to
       carry out the bonus issue pursuant to the terms
       and conditions proposed in Section 14 b) below,
       the Board of Directors believes that the reduction
       of the share capital can be implemented without
       authorization from the Swedish Companies Registration
       Office or a court of general jurisdiction since
       the Company is simultaneously carrying out
       a bonus issue which means that neither the
       Company's restricted shareholders' equity not
       its share capital will decrease

14.b   Approve the implementation of the reduction               Mgmt          No vote
       of the share capital pursuant to Section 14
       a) as specified without authorization proceedings
       before the Swedish Companies Registration Office
       or, in disputed cases, before a court of general
       jurisdiction, the Board of Directors proposes
       that the Company simultaneously upon the implementation
       of the redemption, carry out a bonus issue
       pursuant to which the Company's share capital
       is reinstated at no less than the amount of
       the share capital prior to the reduction, therefore,
       the Board of Directors proposes that the Company
       resolve to carry out a bonus issue pursuant
       to which the Company's share capital be increased
       by SEK 6,869,793 through a transfer from non-restricted
       shareholders' equity, the bonus issue shall
       be effected without the issuance of new shares

15.    Authorize the Board of Directors for a period             Mgmt          No vote
       of time not longer than the next AGM of the
       shareholders, on one or more several occasions,
       to carry out synthetic repurchase of not more
       than 5,800,000 of the Company's shares, however
       corresponding to a maximum total of SEK 1 billion

16.    Approve the guidelines for compensation paid              Mgmt          No vote
       to the Senior Management as specified

17.    Approve the principles for appointment of the             Mgmt          No vote
       nominations Committee

18.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 INVISTA FOUNDATION PROPERTY TRUST, ST PETER PORT                                            Agenda Number:  701667226
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4935B100
    Meeting Type:  AGM
    Meeting Date:  19-Aug-2008
          Ticker:
            ISIN:  GB00B01HM147
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the accounts and report               Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 MAR 2008

2.     Re-appoint KPMG Channel Islands Limited as the            Mgmt          For                            For
       Auditors and authorize the Directors to determine
       their remuneration

3.     Re-elect Mr. Andrew Sykes as a Director, who              Mgmt          For                            For
       retired in accordance with the Article 74

4.     Re-elect Mr. David Warr as a Director, who retired        Mgmt          For                            For
       in accordance with the Article 74

S.5    Authorize the Company, in accordance with the             Mgmt          For                            For
       Section 315 of the Companies [Guernsey] Law
       2008 together [the Law], to make market purchases
       [Section 316 of the Law] of Ordinary Shares
       of 1p each [Ordinary Shares] up to a maximum
       of 14.99% of the issued ordinary shares on
       the date on which this resolution is passed,
       at a minimum price of 1p and up to 105% of
       the average middle market quotations for such
       shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days immediately preceding the date of purchase;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company to be held in
       2009 or 19 AUG 2008]; and the Company may make
       a purchase of Ordinary Shares pursuant to any
       such contract




--------------------------------------------------------------------------------------------------------------------------
 IPSEN, PARIS                                                                                Agenda Number:  701939792
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5362H107
    Meeting Type:  MIX
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  FR0010259150
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Review of the Management repot of the Board               Non-Voting    No vote
       of Directors including the Management report
       of the Group and the report of the lasting
       development, of the Chairman, the general and
       specials reports of the Statutory Auditors

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE 31 DEC 2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       31 DEC 2008

O.3    Approve the distribution of profits for the               Mgmt          For                            For
       2008 FY and determination of dividends to EUR
       0.70 per share

O.4    Approve the special report of the Statutory               Mgmt          For                            For
       Auditors on the regulated agreements referred
       to in Article L.225-38 of the Commercial Code

O.5    Approve the regulated agreements and commitments          Mgmt          For                            For
       made for the benefit of Mr. Jean-Luc Belingard

O.6    Authorize the Board of Directors to purchase              Mgmt          For                            For
       its own shares

O.7    Ratify the transfer of the headquarters                   Mgmt          For                            For

E.8    Authorize the Board of Directors to carry out             Mgmt          For                            For
       a capital increase by issuing common shares
       and/or securities giving access to the capital
       with maintenance of preferential subscription
       rights

E.9    Authorize the Board of Directors to carry out             Mgmt          Against                        Against
       a capital increase by issuing, common shares
       and/or securities giving access to the capital
       with cancellation of preferential subscription
       rights

E.10   Authorize the Board of Directors to carry out             Mgmt          Against                        Against
       a capital increase within the limit of 10%,
       to remunerate contributions in kind of equity
       securities or securities giving access to capital

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       share capital by issuing shares reserved for
       the Members of a Company Savings Plan referred
       to in Articles L.3332-18 of the Labor Code

E.12   Authorize the Board of Directors to grant options         Mgmt          For                            For
       to subscribe and/or purchase shares to Employees
       and/or certain Corporate Managers

E.13   Authorize the Board of Directors to award free            Mgmt          For                            For
       shares to Employees and/or certain Corporate
       Managers

E.14   Approve the maintenance of double voting rights           Mgmt          Against                        Against
       in case of transfer of shares as a result of
       merger or division of a Company shareholder
       and correlate amendment of Article 26.1 of
       the Statutes

       Powers for formalities                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 IPSOS SA, PARIS                                                                             Agenda Number:  701864147
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5310M109
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  FR0000073298
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting    No vote
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the financial statements and grant discharge      Mgmt          Abstain                        Against
       to the Directors and the Auditors

O.2    Approve to accept the consolidated financial              Mgmt          Abstain                        Against
       statements and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 0.50 per share

O.4    Approve the Auditors' special report regarding            Mgmt          Abstain                        Against
       related-party transactions

O.5    Re-elect Mr. Yves Claude Abescat as a Director            Mgmt          For                            For

O.6    Re-elect Mr. Laurence Stoclet as a Director               Mgmt          For                            For

O.7    Re-elect Mr. Yann Duchesne as a Director                  Mgmt          For                            For

O.8    Re-elect Mr. Henri Wallard as a Director                  Mgmt          For                            For

O.9    Elect Mr. Gilbert Saada as a Director                     Mgmt          For                            For

O.10   Elect Mr. Hubert Vedrine as a Director                    Mgmt          For                            For

O.11   Elect Mr. Patrick Artus as a Director                     Mgmt          For                            For

O.12   Elect Mr. Pierre Le Manh as a Director                    Mgmt          For                            For

O.13   Grant authority to repurchase of up to 10% of             Mgmt          Against                        Against
       issued share capital

O.14   Approve the remuneration of the Directors in              Mgmt          For                            For
       the aggregate amount of EUR 100,000

E.15   Grant authority for the issuance of equity or             Mgmt          Against                        Against
       equity-linked securities with preemptive rights
       up to aggregate nominal amount of EUR 4.22
       million

E.16   Approve the issuance of equity or equity-linked           Mgmt          Against                        Against
       securities without preemptive rights and/or
       reserved for qualified investors up to aggregate
       nominal amount of EUR 2 million

E.17   Authorize the Board to increase capital in the            Mgmt          Against                        Against
       event of additional demand related to delegation
       submitted to shareholder vote above

E.18   Grant authority for the capital increase of               Mgmt          Against                        Against
       up to EUR 2 million for future exchange offers

E.19   Grant authority for the capital increase of               Mgmt          Against                        Against
       up to 10% of issued capital for future acquisitions

E.20   Grant authority for the capitalization of reserves        Mgmt          For                            For
       of up to EUR 80 million for bonus issue or
       increase in par value

E.21   Approve the issuance of shares up to 10% of               Mgmt          For                            For
       issued capital reserved for Ipsos Partnership
       Fund

E.22   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.23   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.24   Approve to allow the Board to issue shares in             Mgmt          Against                        Against
       the event of a public tender offer or share
       exchange offer

E.25   Authorize the Board to issue free warrants with           Mgmt          Against                        Against
       preemptive rights during a public tender offer
       or share exchange

E.26   Authorize the Board to implement anti takeover            Mgmt          Against                        Against
       measures during a takeover

E.27   Grant authority to the filing of required documents/other Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 IRIDE SPA, TORINO                                                                           Agenda Number:  701874162
--------------------------------------------------------------------------------------------------------------------------
        Security:  T5538J107
    Meeting Type:  MIX
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  IT0003027817
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2009 AT 1700. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

E.1    Approve the project of merger by incorporation            Mgmt          No Action
       of Enia SPA into Iride SPA, related and consequential
       resolutions

2.     Approve the balance sheet, consolidated balance           Mgmt          No Action
       sheet as of 31 DEC 2008 Directors report on
       the Management, Board of the Auditors report,
       auditing Company's reports

3.     Appoint the Members of Board of Directors, determination  Mgmt          No Action
       of its terms and emoluments

4.     Appoint the Members of Board of Auditor's, subject        Mgmt          No Action
       to prior determination of the emoluments to
       the Statutory Auditors

5.     Approve the insurance coverage for the Directors          Mgmt          No Action
       and the Auditors




--------------------------------------------------------------------------------------------------------------------------
 ISEKI & CO.,LTD.                                                                            Agenda Number:  702014589
--------------------------------------------------------------------------------------------------------------------------
        Security:  J24349110
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3139600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Reduce Term of
       Office of   Directors to One Year

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Directors and Corporate Auditors

6      Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 ISHIHARA SANGYO KAISHA,LTD.                                                                 Agenda Number:  702006188
--------------------------------------------------------------------------------------------------------------------------
        Security:  J24607129
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3136800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ITO EN,LTD.                                                                                 Agenda Number:  701660462
--------------------------------------------------------------------------------------------------------------------------
        Security:  J25027103
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2008
          Ticker:
            ISIN:  JP3143000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

2.22   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ITOCHU ENEX CO.,LTD.                                                                        Agenda Number:  701993796
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2501Y105
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3144000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ITOCHU TECHNO-SOLUTIONS CORPORATION                                                         Agenda Number:  701988682
--------------------------------------------------------------------------------------------------------------------------
        Security:  J25022104
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3143900003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          Against                        Against

3.12   Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ITOCHU-SHOKUHIN CO.,LTD.                                                                    Agenda Number:  701781533
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2502K104
    Meeting Type:  AGM
    Meeting Date:  19-Dec-2008
          Ticker:
            ISIN:  JP3143700007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ITOHAM FOODS INC.                                                                           Agenda Number:  702005845
--------------------------------------------------------------------------------------------------------------------------
        Security:  J25037128
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3144400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications,
       Expand Business Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IVG IMMOBILIEN AG, BONN                                                                     Agenda Number:  701879580
--------------------------------------------------------------------------------------------------------------------------
        Security:  D36953103
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  DE0006205701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 23 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements, the group annual report, the reports
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code and the proposal of
       the Board of Managing Directors on the appropriation
       of the distributable profit

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 466,040,536.69 as follows: the
       distributable profit of EUR 466,040,536.69
       shall be carried forward

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Election of Mr. Matthias Graf von Krockow to              Mgmt          For                            For
       the Supervisory Board

6.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital I, the creation of a new
       authorized capital, and the corresponding amendment
       to the Articles of Association, the existing
       authorized I capital shall be revoked, the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the share capital by up to EUR
       24,000,0000 through the issue of new ordinary
       and/or preference shares against contributions
       in cash and/or kind on or before 13 MAY 2014
       [authorized capital I], shareholders shall
       be granted subscription rights except for residual
       amounts

7.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital III, the creation of a new
       authorized capital, and the corresponding amendment
       to the Articles of Association, the existing
       authorized III capital shall be revoked, the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the Company's share capital by
       up to EUR 24,000,000 through the issue of new
       ordinary and/or preference shares against contributions
       in cash and/or kind, on or before 13 MAY 2014
       [authorized capital III], shareholders shall
       be granted subscription rights for a capital
       increase against cash payment, nevertheless,
       shareholders subscription rights may be excluded
       for residual amounts and for a capital increase
       against contributions in kind in connection
       with acquisitions

8.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 5% from
       the market price of the shares if they are
       acquired through the Stock Exchange, nor more
       than 10% if they are acquired by way of a repurchase
       offer, on or before 13 NOV 2010, the Board
       of Managing Directors shall be authorized to
       dispose of the shares in a manner other than
       the Stock Exchange or an offer to all shareholders
       if the shares are sold at a price not materially
       below their market price, to use the shares
       in connection with mergers and acquisitions
       or for satisfying conversion or option rights,
       to offer the shares to holders of previously,
       issued bonds in cases when the shares are offered
       to all the shareholders and to retire the shares

9.     Approval of the control agreement with the Company's      Mgmt          For                            For
       wholly-owned subsidiary, Ivg Asset Management
       GmbH, effective for a period of at least 5
       years

10.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary,
       Logistique 2 GmbH, effective for a period of
       at least 5 years

11.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary,
       Pfaeffikon Beteiligungs-und Verwaltungs GmbH,
       effective for a period of at least 5 years

12.    Appointment of the Auditors for the 2009 financial:       Mgmt          For                            For
       PricewaterhouseCoopers AG, Duesseldorf; b)
       Appointment of the Auditors for the interim
       report: PricewaterhouseCoopers AG, Duesseldorf




--------------------------------------------------------------------------------------------------------------------------
 IWATANI  CORPORATION                                                                        Agenda Number:  702009350
--------------------------------------------------------------------------------------------------------------------------
        Security:  J25424128
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3151600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3      Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IZUMI CO.,LTD.                                                                              Agenda Number:  701954972
--------------------------------------------------------------------------------------------------------------------------
        Security:  J25725110
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3138400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Abstain                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IZUMIYA CO.,LTD.                                                                            Agenda Number:  701930287
--------------------------------------------------------------------------------------------------------------------------
        Security:  J25768128
    Meeting Type:  AGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  JP3139200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions, Adopt Reduction
       of          Liability System for Outside Directors,
       Adopt Reduction of Liability System   for Outside
       Auditors, Make Resolutions Related to Executing
       Anti-Takeover     Defense Measures, Allow Board
       to Execute Anti-Takeover Defense Measures,
       Allow Board to Authorize Use of Stock
       Options

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Renewal of Anti-Takeover Defense Measures         Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 J D WETHERSPOON PLC                                                                         Agenda Number:  701723264
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5085Y147
    Meeting Type:  AGM
    Meeting Date:  04-Nov-2008
          Ticker:
            ISIN:  GB0001638955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual reports and the accounts               Mgmt          For                            For
       of the Company for the FYE 27 JUL 2008

2.     Receive and approve the Directors' remuneration           Mgmt          Against                        Against
       report for the YE 27 JUL 2008

3.     Declare a final dividend of 7.6 pence per ordinary        Mgmt          For                            For
       share

4.     Re-elect Mr. Tim Martin as a Director                     Mgmt          For                            For

5.     Re-elect Ms. Debra van Gene as a Director                 Mgmt          Against                        Against

6.     Re-elect Mr. John Herring as a Director                   Mgmt          For                            For

7.     Re-elect Mr. Keith Down as a Director                     Mgmt          For                            For

8.     Re-elect Ms. Su Cacioppo as a Director                    Mgmt          For                            For

9.     Re-elect Mr. Paul Harbottle as a Director                 Mgmt          For                            For

10.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company and authorize the Directors
       to fix their remuneration

S.11   Authorize the Directors to allot relevant securities      Mgmt          For                            For
       pursuant to Section 80

S.12   Adopt the new Articles of Association of the              Mgmt          For                            For
       Company

S.13   Approve the new J D Wetherspoon Plc 2008 Sharesave        Mgmt          For                            For
       Plan

S.14   Authorize the Directors to allot equity securities        Mgmt          For                            For
       on a non pre-emptive basis

S.15   Authorize the company to purchase its own shares          Mgmt          For                            For
       under certain circumstances

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 J-OIL MILLS, INC.                                                                           Agenda Number:  702001429
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2838H106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3840000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 J.FRONT RETAILING CO.,LTD.                                                                  Agenda Number:  701930150
--------------------------------------------------------------------------------------------------------------------------
        Security:  J28711109
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  JP3386380004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

2.     Amend Articles to : Approve Minor Revisions               Mgmt          For                            For
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 J.M. AB, SOLNA                                                                              Agenda Number:  701871255
--------------------------------------------------------------------------------------------------------------------------
        Security:  W4939T109
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SE0000806994
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Call to order and election of Mr. Lars Lundquist          Non-Voting    No vote
       to chair the general meeting

2.     Approval of the voting list                               Non-Voting    No vote

3.     Election of 2 people to check the minutes                 Non-Voting    No vote

4.     Determination of whether the meeting has been             Non-Voting    No vote
       duly convened

5.     Approval of the agenda                                    Non-Voting    No vote

6.     Receive the Chairman of the Board's report on             Non-Voting    No vote
       the work of the Board since the 2008 AGM, the
       President's report on the business during 2008,
       presentation of the annual report and the Auditors'
       report, as well as the consolidated accounts
       and the Auditors' report on the consolidated
       accounts

7.     Adopt the income statement and balance sheet              Mgmt          For                            For
       as well as the consolidated income statement
       and consolidated balance sheet

8.     Approve that no profit be distributed for the             Mgmt          For                            For
       2008 FY and that the funds available to the
       AGM instead be brought forward

9.     Acknowledge that the statement in the Articles            Mgmt          For                            For
       of Association that the AGM takes decisions
       on the dividend record date is therefore not
       relevant this year

10.    Grant discharge to the Board and the Chief Executive      Mgmt          For                            For
       Officer from liability

11.    Approve to determine the number of Directors              Mgmt          For                            For
       at 7

12.    Approve that the fees for work on the Board               Mgmt          For                            For
       of Directors in 2009 shall remain unchanged;
       the Chairman shall be paid SEK 590,000 and
       the Directors who are not employed by the Company
       will be paid SEK 260,000, the Directors who
       are not employed by the Company will receive
       remuneration for work on committees as follows:
       Chairperson of the Audit Committee: SEK 110,000,
       the Directors on the Audit Committee: SEK 80,000,
       the Chairperson of the Remuneration Committee:
       SEK 55,000, Director on the Remuneration Committee:
       SEK 55,000, Chairperson of the Investment Committee:
       SEK 55,000, the Directors on the Investment
       Committee: SEK 55,000, the 2008 AGM elected
       8 Directors and resolved on remuneration for
       7 Directors for a total of SEK 2,695,000, including
       remuneration for work on committees; proposed
       fees for the 2009 AGM pertaining to six paid
       Directors amounts to a total of SEK 2,435,000,
       including remuneration for work on committees.

13.    Approve that the Auditors' fees shall be as               Mgmt          For                            For
       per invoices issued by the Auditing Company
       and approved by JM AB

14.    Approve the proposals for the Directors with              Mgmt          For                            For
       information on the proposed applicants' duties
       in other companies

15.    Re-elect Mr. Lars Lundquist as the Chairman               Mgmt          For                            For
       of the Board; and Messrs. Elisabet Annell,
       Berthold Lindqvist, Johan Skoglund, Asa Soderstrom
       Jerring, and Torbjorn Torelland and elect Mr.
       Anders Narvinger as the Board of Directors

16.    Adopt a revised version of the instructions               Mgmt          For                            For
       to the Nomination Committee

17.    Approve the guidelines for salary and other               Mgmt          For                            For
       remuneration to the Senior Executives

18.    Approve that JM AB raise a debenture loan with            Mgmt          For                            For
       a maximum nominal value of SEK 50,000,000 by
       issuing a maximum of 540,000 convertible debentures,
       aimed at all employees in Sweden and issue
       a maximum of 85,000 warrants aimed at all employees
       outside Sweden




--------------------------------------------------------------------------------------------------------------------------
 JACCS CO.,LTD.                                                                              Agenda Number:  701994039
--------------------------------------------------------------------------------------------------------------------------
        Security:  J26609107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3388600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 JAFCO CO.,LTD.                                                                              Agenda Number:  701974710
--------------------------------------------------------------------------------------------------------------------------
        Security:  J25832106
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3389900006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to : Approve Minor Revisions               Mgmt          For                            For
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 JAMES HARDIE INDUSTRIES NV                                                                  Agenda Number:  701669799
--------------------------------------------------------------------------------------------------------------------------
        Security:  N4723D104
    Meeting Type:  AGM
    Meeting Date:  22-Aug-2008
          Ticker:
            ISIN:  AU000000JHX1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 19 AUG 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Receive and adopt the annual report and the               Mgmt          No Action
       accounts for the FYE 31 MAR 2008

2.     Adopt the remuneration report for the FYE 31              Mgmt          No Action
       MAR 2008

3.     Ratify Ernst & Young LLP as the Auditors for              Mgmt          No Action
       the FY commencing 01 APR 2008

4.A    Re-elect Mr. David Andrews to the Supervisory             Mgmt          No Action
       and Joint Boards

4.B    Re-elect Mr. David Harrison to the Supervisory            Mgmt          No Action
       and Joint Boards

5.A    Re-elect Mr. Russell Chenu as a Managing Board            Mgmt          No Action
       Director

5.B    Re-elect Mr. Robert Cox as a Managing Board               Mgmt          No Action
       Director

6.A    Approve the participation of Mr. David Andrews            Mgmt          No Action
       in Supervisory Board Share Plan

6.B    Approve the participation of Mr. David Harrison           Mgmt          No Action
       in Supervisory Board Share Plan

7.     Amend Long Term Incentive Plan [LTIP]                     Mgmt          No Action

8.     Approve the Deferred Bonus Program for Mr. L.             Mgmt          No Action
       Gries

9.A    Approve the participation of Mr. Louis Gries              Mgmt          No Action
       in Restricted Stock Plan

9.B    Approve the participation of Mr. Russell Chenu            Mgmt          No Action
       in Restricted Stock Plan

9.C    Approve the participation of Mr. Robert Cox               Mgmt          No Action
       in Restricted Stock Plan

10.A   Approve the Executive Incentive Bonus Plan for            Mgmt          No Action
       Mr. Louis Gries

10.B   Approve the Executive Incentive Bonus Plan for            Mgmt          No Action
       Mr. Russell Chenu

10.C   Approve the Executive Incentive Bonus Plan for            Mgmt          No Action
       Mr. Robert Cox

11.    Approve to renew the authority for the Company            Mgmt          No Action
       to repurchase its own shares

12.    Approve to reduce the issued share capital by             Mgmt          No Action
       cancellation of repurchased shares




--------------------------------------------------------------------------------------------------------------------------
 JAPAN AIRPORT TERMINAL CO.,LTD.                                                             Agenda Number:  702019818
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2620N105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3699400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Reduce Board
       Size to 15,   Adopt an Executive Officer System

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4      Approve Retirement Allowance for Retiring Directors,      Mgmt          Against                        Against
       and Payment of Accrued   Benefits associated
       with Abolition of Retirement Benefit System
       for Current   Directors and Corporate Auditors

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6      Amend the Compensation to be received by Directors        Mgmt          For                            For

7      Approve Purchase of Own Shares                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JAPAN AVIATION ELECTRONICS INDUSTRY,LIMITED                                                 Agenda Number:  702000302
--------------------------------------------------------------------------------------------------------------------------
        Security:  J26273102
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3705600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 JAPAN PETROLEUM EXPLORATION CO.,LTD.                                                        Agenda Number:  701988769
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2740Q103
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3421100003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations,

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Auditors

6      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 JAPAN PULP AND PAPER COMPANY LIMITED                                                        Agenda Number:  702009348
--------------------------------------------------------------------------------------------------------------------------
        Security:  J27449107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3694000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines,     Reduce Term of Office of Directors
       to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JAPAN RADIO CO.,LTD.                                                                        Agenda Number:  702008512
--------------------------------------------------------------------------------------------------------------------------
        Security:  J27491109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3751800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JAPAN SECURITIES FINANCE CO.,LTD.                                                           Agenda Number:  701988086
--------------------------------------------------------------------------------------------------------------------------
        Security:  J27617109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3714400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JARDINE LLOYD THOMPSON GROUP PLC, LONDON                                                    Agenda Number:  701872500
--------------------------------------------------------------------------------------------------------------------------
        Security:  G55440104
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  GB0005203376
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and the accounts                Mgmt          For                            For

2.     Approve the final dividend of 12p net per ordinary        Mgmt          For                            For
       share

3.     Re-elect Mr. Lord Leach as a Director, who retires        Mgmt          For                            For
       in accordance with the Articles of Association

4.     Re-elect Mr. N.R. MacAndrew as a Director, who            Mgmt          For                            For
       retires in accordance with the Articles of
       Association

5.     Re-elect Mr. J.G.H. Paynter as a Director, who            Mgmt          Against                        Against
       retires in accordance with the Articles of
       Association

6.     Re-elect Mr. P.J.R. Snowball as a Director,               Mgmt          Against                        Against
       who retires in accordance with the Articles
       of Association

7.     Re-elect Mr. V.Y.A.C. Wade as a Director, who             Mgmt          For                            For
       retires in accordance with the Articles of
       Association

8.     Approve the remuneration report                           Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers LLP, Chartered          Mgmt          For                            For
       Accountants and Registered Auditors, as the
       Auditors of the Company, until the conclusion
       of the next general meeting at which accounts
       are laid before the shareholders and authorize
       the Directors to determine the remuneration
       of the Auditors

10.    Approve to increase the authorised share capital          Mgmt          For                            For
       of the Company to GBP 14,250,000 by the creation
       of 35,000,000 ordinary shares

S.11   Authorize the Company to purchase up to 21,242,088        Mgmt          For                            For
       ordinary shares in the market

12.    Approve the waiver by the panel of any obligation         Mgmt          For                            For
       under Rule 9 of the Code to make a takeover
       bid for the Company which might otherwise be
       incurred by the Members of the Jardine Matheson
       Group both individually or collectively following
       any increase in their aggregate voting rights
       as a result of the implementation of the buy-back
       authority referred to in Resolution S.11 above

13.    Approve to renew the authority of the Directors           Mgmt          For                            For
       to allot securities up to an aggregate nominal
       value of GBP 3,504,944.55 representing 70,098,891
       ordinary shares and representing 33 % of the
       total ordinary share capital of the Company
       in issue as at 20th MAR 2009 excluding treasury
       shares

S.14   Approve to disapply statutory pre-emption rights          Mgmt          For                            For
       in relation to the allotment of securities

S.15   Amend the Articles of Association                         Mgmt          For                            For

S.16   Approve that a general meeting other than an              Mgmt          Against                        Against
       AGM may be called on not less than 14 clear
       day's notice




--------------------------------------------------------------------------------------------------------------------------
 JAYA HOLDINGS LTD, SINGAPORE                                                                Agenda Number:  701726905
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4419P187
    Meeting Type:  AGM
    Meeting Date:  24-Oct-2008
          Ticker:
            ISIN:  SG1I07878305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts of the Company for the
       FYE 30 JUN 2008 together with the Auditors'
       report thereon

2.     Declare a final dividend of Singapore cents               Mgmt          For                            For
       7.5 per share tax exempt one-tier for the FYE
       30 JUN 2008

3.     Re-elect Ms. Chung Thian Siang as a Director              Mgmt          Against                        Against
       of the Company, who retires pursuant to Article
       74 of the Articles of Association of the Company

4.     Re-elect Mr. Liow Keng Teck as a Director of              Mgmt          For                            For
       the Company, who retires pursuant to Article
       92 of the Articles of Association of the Company

5.     Re-elect Mr. Mok Weng Sun as a Director of the            Mgmt          Against                        Against
       Company, who retires pursuant to Article 92
       of the Articles of Association of the Company

6.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       460,400 for the YE 30 JUN 2008

7.     Re-appoint Messrs Ernst & Young as the Auditors           Mgmt          For                            For
       of the Company and authorize the Directors
       of the Company to fix their remuneration

       Transact any other business                               Non-Voting    No vote

8.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and Rule 806 of the Listing Manual of the
       Singapore Exchange Securities Trading Limited,
       to: issue shares in the Company [shares] whether
       by way of rights, bonus or otherwise; and/or
       make or grant offers, agreements or options
       [collectively, Instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] options, warrants or
       debentures into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors of the
       Company may in their absolute discretion deem
       fit; and [notwithstanding the authority conferred
       by this Resolution may have ceased to be in
       force] issue shares in pursuance of any Instrument
       made or granted by the Directors of the Company
       while this resolution was in force, provided
       that: the aggregate number of shares [including
       shares to be issued in pursuance of the Instruments,
       made or granted pursuant to this Resolution]
       and Instruments to be issued pursuant to this
       Resolution shall not exceed 50% of the total
       number of issued shares I the capital of the
       Company [as calculated in accordance with sub
       paragraph 2 below], of which the aggregate
       number of shares and Instruments to be issued
       other than on a pro rata basis to existing
       shareholders of the Company shall not exceed
       20% of the total number of issued shares in
       the capital of the Company [as calculated in
       accordance with in this resolution]; [subject
       to such calculation as may be prescribed by
       the Singapore Exchange Securities Trading Limited]
       for the purpose of determining the aggregate
       number of shares and Instruments that may be
       issued under sub paragraph 1, the percentage
       of issued shares and Instruments shall be based
       on the number of issued shares in the capital
       of the Company at the time of the passing of
       this resolution, after adjusting for: new shares
       arising from the conversion or exercise of
       the Instruments or any convertible securities;
       new shares arising from exercising share options
       or vesting of share awards outstanding and
       subsisting at the time of the passing of this
       resolution; and any subsequent consolidation
       or subdivision of shares; in exercising the
       authority conferred by this resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the Singapore Exchange
       Securities Trading Limited for the time being
       in force [unless such compliance has been waived
       by the Singapore Exchange Securities Trading
       Limited] and the Articles of Association of
       the Company; and [Authority expires the earlier
       of the conclusion of the next AGM or the date
       of the next AGM as required by law]; in the
       case of shares to be issued in pursuance of
       the Instruments, made or granted pursuant to
       this resolution, until the issuance of such
       shares in accordance with the terms of the
       Instruments

9.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50, to offer and grant options under the Jaya
       Employees' Share Option Scheme [the Scheme]
       and to issue from time to time such number
       of shares in the capital of the Company as
       may be required to be issued pursuant to the
       exercise of options granted by the Company
       under the Scheme, whether granted during the
       subsistence of this authority or otherwise,
       provided always that the aggregate number of
       additional ordinary shares to be issued pursuant
       to the Scheme shall not exceed 10% of the total
       number of issued shares in the capital of the
       Company from time to time; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required law to be held]




--------------------------------------------------------------------------------------------------------------------------
 JENOPTIK AG, JENA                                                                           Agenda Number:  701919459
--------------------------------------------------------------------------------------------------------------------------
        Security:  D3721X105
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  DE0006229107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 13 MAY 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the confirmed financial statements,       Non-Voting    No vote
       the consolidated financial statements approved
       by the Supervisory Board, of the combined group
       management report and the management report
       of JENOPTIK AG, the report of the Supervisory
       Board and the explanatory report of the Executive
       Board on the information required pursuant
       to Paragraph 289 Section 4, Paragraph 315 Section
       4 HGB [German Commercial Code] for FY 2008

2.     Resolution on the approval of the actions of              Mgmt          For                            For
       the Executive Board during the FY 2008

3.     Resolution on the approval of the actions of              Mgmt          For                            For
       the Supervisory Board during the FY 2008

4.     Appointment of the Auditor and the Group Auditor          Mgmt          For                            For
       for the FY 2009: KPMG AG, Berlin

5.     Resolution on the authorization to purchase               Mgmt          For                            For
       and dispose of own shares

6.     Resolution on the cancellation of the existing            Mgmt          Against                        Against
       authorized capital and the creation of a new
       authorized capital and the amendment to the
       Articles of Association

7.     Resolution on the authorization to issue bonds            Mgmt          For                            For
       with warrants and / or convertible bonds, to
       create a conditional capital and to amend the
       Articles of Association

8.     Resolution on the amendment of Section 22 Paragraph       Mgmt          For                            For
       2 of the Articles of Association [Execution
       of voting rights by proxy]

9.     Resolution on the approval to forward information         Mgmt          For                            For
       via electronic media as well as to amend Section
       3 of the Articles of Association [Announcements,
       Forwarding of information]

10.    Resolution on the approval of domination and              Mgmt          For                            For
       profit and loss pooling agreements with JENOPTIK
       Siebzigste Verwaltungsgesellschaft mbH and
       JENOPTIK Einundsiebzigste Verwaltungsgesellschaft
       mbH




--------------------------------------------------------------------------------------------------------------------------
 JERUSALEM ECONOMIC CORPORATION, JERUSALEM                                                   Agenda Number:  701934956
--------------------------------------------------------------------------------------------------------------------------
        Security:  M6186V100
    Meeting Type:  MIX
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  IL0001980106
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the financial statements and the Directors        Mgmt          Abstain                        Against
       Report for the year 2008

2.1    Re-appoint Mr. Chaim Eliezer Fishman, as an               Mgmt          For                            For
       Officiating Director

2.2    Re-appoint Mr. Ronit Even, as an Officiating              Mgmt          For                            For
       Director

2.3    Re-appoint Mr. Anat Manipaz, as an Officiating            Mgmt          For                            For
       Director

2.4    Re-appoint Mr. Ayal Fishman, as an Officiating            Mgmt          For                            For
       Director

2.5    Re-appoint Mr. Hillel Peled, as an Officiating            Mgmt          For                            For
       Director

2.6    Re-appoint Mr. Yehiel Ziskind, as an Officiating          Mgmt          For                            For
       Director

2.7    Re-appoint Mr. Ran Oren, as an Officiating Director       Mgmt          For                            For

3.     Re-appoint the Accountant Auditors and authorize          Mgmt          For                            For
       the Board to fix their fees

4.     Amend the provisions of the Articles of Association       Mgmt          Abstain                        Against
       relating to D&O indemnity undertakings so as
       to reflect updated provisions of the Companies
       Law, the amended provisions do not limit the
       indemnity amount

5.     Approve the issue of an indemnity undertaking             Mgmt          Abstain                        Against
       to the controlling shareholder Mr. Eliezer
       Fishman, Chairman, and his children, Mr. Anat
       Manipaz and Mr. Ayal Fishman, Directors, limited
       in the aggregate to 25% of the shareholders
       equity

6.     Approve, as in item 5 in respect of D&O who               Mgmt          Abstain                        Against
       are not owners of means of control

7.     Amend the Articles so as provide that for so              Mgmt          Abstain                        Against
       long as a controlling shareholder is a Director,
       the Company must have 3 Independent Directors
       including 2 External Directors and so as to
       provide that a person who is not a director
       may be appointed as a member of a Board committee




--------------------------------------------------------------------------------------------------------------------------
 JGC CORPORATION                                                                             Agenda Number:  701988771
--------------------------------------------------------------------------------------------------------------------------
        Security:  J26945105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3667600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

6      Amend the Compensation to be Received by Directors        Mgmt          For                            For
       and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 JJB SPORTS PLC, LANCASHIRE                                                                  Agenda Number:  701609399
--------------------------------------------------------------------------------------------------------------------------
        Security:  G51394107
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2008
          Ticker:
            ISIN:  GB0004685235
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Approve the final dividend of 7 pence net per             Mgmt          Abstain                        Against
       ordinary share

4.     Re-appoint Deloitte Touche LLP as the Auditors            Mgmt          For                            For
       and authorize the Board to determine their
       remuneration

5.     Re-elect Mr. Roger Lane-Smith as a Director               Mgmt          For                            For

6.     Re-elect Mr. Barry Dunn as a Director                     Mgmt          For                            For

7.     Re-elect Mr. David Beever as a Director                   Mgmt          For                            For

8.     Elect Mr. Alan Benzie as a Director                       Mgmt          For                            For

9.     Elect Mr. David Jones as a Director                       Mgmt          For                            For

10.    Elect Mr. David Madeley as a Director                     Mgmt          For                            For

11.    Grant authority to issue equity or equity-linked          Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 3,981,418

12.    Grant authority, subject to the passing of resolution     Mgmt          For                            For
       11, to issue equity or equity-linked securities
       without pre-emptive rights up to aggregate
       nominal amount of GBP 597,218




--------------------------------------------------------------------------------------------------------------------------
 JJB SPORTS PLC, LANCASHIRE                                                                  Agenda Number:  701892831
--------------------------------------------------------------------------------------------------------------------------
        Security:  G51394107
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  GB0004685235
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors, in addition to the               Mgmt          For                            For
       existing powers conferred under Resolution
       12 passed at the AGM of 24 JUL 2008, pursuant
       to Section 95 of the Companies Act 1985, to
       allot equity securities[within the meaning
       of section 94 of that Act] for cash pursuant
       to the authority conferred by Resolution 11
       passed at the AGM of the Company on 24 JUL
       2008 as if section 89(1) of that Act did not
       apply to any such allotment provided that this
       power shall be limited to the issue of warrants[otherwise
       than pursuant to sub-paragraph 12.1 of Resolution
       12 passed at the AGM of 24 JUL 2008] in respect
       of 11,287,434 ordinary shares of 5p each in
       the capital of the Company arising upon the
       exercise of such warrants; [Authority expire
       upon the expiry of the general authority conferred
       by Resolution 12 passed at the AGM to the Company
       on 24 JUL 2008; and the Directors shall be
       entitled to allot equity securities pursuant
       to any such offer or agreement as if the power
       conferred hereby had not expired




--------------------------------------------------------------------------------------------------------------------------
 JOHNSON ELEC HLDGS LTD                                                                      Agenda Number:  701652085
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5150J140
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2008
          Ticker:
            ISIN:  BMG5150J1403
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated accounts       Mgmt          For                            For
       and the reports of the Directors and of the
       Auditors for the YE 31 MAR 2008

2.     Declare a final dividend in respect of the YE             Mgmt          For                            For
       31 MAR 2008

3.A    Re-elect Ms. Yik-Chun Koo Wang as a Non-Executive         Mgmt          For                            For
       Director

3.B    Re-elect Mr. Peter Stuart Allenby Edwards as              Mgmt          For                            For
       an Independent Non-Executive Director

3.C    Re-elect Mr. Patrick Blackwell Paul as an Independent     Mgmt          For                            For
       Non-Executive Director

3.D    Re-elect Prof. Michael John Enright as an Independent     Mgmt          For                            For
       Non-Executive Director

4.     Approve to confirm the fees of the Directors              Mgmt          For                            For

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditor of the Company and authorize the
       Directors to fix their remuneration

6.     Approve to fix the number of Directors of the             Mgmt          For                            For
       Company at 15 and authorize the Directors to
       elect or appoint Additional Directors up to
       the maximum of 15

7.     Authorize the Directors of the Company to issue,          Mgmt          For                            For
       allot and dispose of additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 5% of the aggregate
       nominal amount of the issued share capital
       of the Company otherwise than pursuant to:
       i) a rights issue; or ii) the exercise of options
       granted under the Company's Share Option Scheme;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       to be held Bye-Laws of the Company or any applicable
       law of Bermuda]

8.     Authorize the Directors to purchase its own               Mgmt          For                            For
       shares, subject to and in accordance with all
       applicable laws, of the Company during the
       relevant period, on the Stock Exchange of Hong
       Kong Limited or any other stock exchange recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on share repurchases for such purposes, subject
       to and in accordance with all applicable laws,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is to be held by law Bye-Laws of
       the Company or any applicable law of Bermuda]

9.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       7 and 8, to add the aggregate nominal amount
       of the share capital of the Company which may
       be allotted or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       repurchased by the Company pursuant to such
       general mandate, to the aggregate nominal amount
       of the share capital of the Company repurchased
       by the Company under the authority granted
       by the Resolution 8, provided that such additional
       amount shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of the passing of
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 JOHNSTON PRESS PLC, EDINBURGH                                                               Agenda Number:  701850251
--------------------------------------------------------------------------------------------------------------------------
        Security:  G51688102
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  GB0004769682
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the accounts for the YE 31 DEC 2008 and             Mgmt          For                            For
       the reports of the Directors and Auditors thereon

2.     Adopt the Directors' remuneration report for              Mgmt          For                            For
       the YE 31 DEC 2008

3.A    Re-elect Mr. F.P.M. Johnston as a Director of             Mgmt          For                            For
       the Company

3.B    Re-elect Mr. P.E.B. Cawdron as a Director of              Mgmt          For                            For
       the Company

3.C    Elect Mr. A.R. Marshall as a Director of the              Mgmt          For                            For
       Company

3.D    Elect Mr. J.A. Fry as a Director of the Company           Mgmt          For                            For

4.A    Re-appoint Deloitte LLP as Auditors of the Company        Mgmt          Against                        Against

4.B    Authorize the Directors to fix the Auditors'              Mgmt          Against                        Against
       remuneration

5.     Authorize the Directors to allot shares                   Mgmt          For                            For

S.6    Approve to disapply pre-emption rights                    Mgmt          For                            For

S.7    Grant authority to purchase own shares                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JOINT CORPORATION                                                                           Agenda Number:  701760731
--------------------------------------------------------------------------------------------------------------------------
        Security:  J28384105
    Meeting Type:  EGM
    Meeting Date:  14-Nov-2008
          Ticker:
            ISIN:  JP3392950006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend the Articles of Incorporation                       Mgmt          For                            For

2      Approve Issuance of Offering Shares Allotted              Mgmt          For                            For
       to a Third Party

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

4      Approve Revision of Remuneration for Director(s)          Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 JOSHIN DENKI CO.,LTD.                                                                       Agenda Number:  702014250
--------------------------------------------------------------------------------------------------------------------------
        Security:  J28499127
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3393000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 JUKI CORPORATION                                                                            Agenda Number:  702014957
--------------------------------------------------------------------------------------------------------------------------
        Security:  J87086112
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3390400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Capital Reserves Reduction                        Mgmt          For                            For

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JUNGHEINRICH AG, HAMBURG                                                                    Agenda Number:  701937851
--------------------------------------------------------------------------------------------------------------------------
        Security:  D37552102
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2009
          Ticker:
            ISIN:  DE0006219934
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD.
       THANK YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 19 MAY 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board and the group financial
       statements and annual report

2.     Resolution on the appropriation of the distributable      Non-Voting    No vote
       profit of EUR 20,266,000 as follows: payment
       of a dividend of EUR 0.49 per ordinary share
       payment of a dividend of EUR 0.55 per preference
       share EUR 2,646,000 shall be allocated to the
       other revenue reserves ex-dividend and payable
       date: 10 JUN 2009

3.     Ratification of the acts of the Board of Managing         Non-Voting    No vote
       Directors

4.     Ratification of the acts of the Supervisory               Non-Voting    No vote
       Board

5.     Appointment of the Auditors for the 2009 FY:              Non-Voting    No vote
       Deloitte + Touche GMBH, Hamburg

6.     Approval of the control and profit transfer               Non-Voting    No vote
       agreement with the Company's wholly owned subsidiary
       Jungheinrich Financial Services GMBH

7.     Amendment to the Articles of Association arising          Non-Voting    No vote
       from the fact that the Company's preference
       shares are now evidenced by a global certificate




--------------------------------------------------------------------------------------------------------------------------
 JYSKE BANK A/S, SILKEBORG                                                                   Agenda Number:  701817198
--------------------------------------------------------------------------------------------------------------------------
        Security:  K55633117
    Meeting Type:  AGM
    Meeting Date:  10-Mar-2009
          Ticker:
            ISIN:  DK0010307958
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report of the Supervisory Board               Mgmt          For                            For
       on Jyske Bank's operations during the preceding
       year

2.     Approve the presentation of the annual report             Mgmt          For                            For
       for adoption or other resolution as well as
       resolution as to the application of profit
       or cover of loss according to the accounts
       adopted

3.     Approve the motion by the Supervisory Board               Mgmt          For                            For
       to the effect that the bank be authorized to
       acquire Jyske Bank shares until the next AGM,
       of up to 1/10 of the share capital at prices
       not deviating by more than 10% from the latest
       closing bid price listed on the NASDAQ OMX
       Copenhagen A/S at the time of the acquisition

4.a    Grant authority by Article 4[2] to expire on              Mgmt          For                            For
       01 MAR 2014 [previously 01 MAR 2013]

4.b    Grant authority by Article 4[3] to expire on              Mgmt          For                            For
       01 MAR 2014 [previously 01 MAR 2013]

4.c    Approve to change the name in Article 7[2] from           Mgmt          For                            For
       OMX Nordic Exchange, Copenhagen to NASDAQ OMX
       Copenhagen A/S

4.d    Amend the age of retirement, Article 18[2] from           Mgmt          For                            For
       65 to 70 years

4.e    Authorize the Supervisory Board to raise loans            Mgmt          For                            For
       secured by bond issues or other instruments
       of debt that carry interest at a rate which
       depends fully or partially on the Bank's dividend
       rate or on the profit for the year [hybrid
       core capital] according to the legislation
       in force from time to time on public capital
       injections in financial institutions, always
       provided that the Bank's total hybrid core
       capital does not exceed 35% of the Bank's core
       capital, the authorization shall be valid until
       next OGM

5.     Elect the shareholders' representatives for               Mgmt          For                            For
       the Eastern Division

6.     Appoint the Auditor                                       Mgmt          For                            For

7.     Amend the Article of Association, the Supervisory         Mgmt          For                            For
       Board proposes that the Members in general
       meeting authorize the Supervisory Board to
       make such amendments as may be require by the
       Danish Commerce and Companies Agency in connection
       with registration of the Articles of Association

8.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 JYSKE BANK A/S, SILKEBORG                                                                   Agenda Number:  701842076
--------------------------------------------------------------------------------------------------------------------------
        Security:  K55633117
    Meeting Type:  EGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  DK0010307958
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.     Approve the authority granted by Article 4[2]             Mgmt          For                            For
       to expire on 01 MAR 2014 [previously 01 MAR
       2013]

B.     Approve the authority gratned by Article 4[3]             Mgmt          For                            For
       to expire on 01 MAR 2014 [previously 01 MAR
       2013]

C.     Approve to change the name in Article 7[2] from           Mgmt          For                            For
       OMX Nordic Exchange, Copenhagen to NASDAQ OMX
       Copenhagen A/S

D.     Amend the Article 18[2] on the age of retirement,         Mgmt          For                            For
       from 65 to 70 years

E.     Authorize the Supervisory Board to raise loans            Mgmt          For                            For
       secured by bond issues or other instruments
       of debt that carry interest at a rate which
       depends fully or partially on the Bank's dividend
       rate or on the profit for the year [hybrid
       core capital] according to the legislation
       in force from time to time on public capital
       injections in financial institutions, always
       provided that the Bank's total hybrid core
       capital does not exceed 35% of the Bank's core
       capital; [Authority expires on next OGM]




--------------------------------------------------------------------------------------------------------------------------
 K WAH INTL HLDGS LTD                                                                        Agenda Number:  701932128
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5321P116
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  BMG5321P1169
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Independent
       Auditor for the YE 31 DEC 2008 of the Company

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.A    Re-elect Sir David Akers-Jones as a Director              Mgmt          For                            For

3.B    Re-elect Dr. Honourable. Leo Lee Tung Hai as              Mgmt          For                            For
       a Director

3.C    Re-elect Dr. William Yip Shue Lam as a Director           Mgmt          For                            For

3.D    Approve to fix the remuneration of the Directors          Mgmt          For                            For
       for the YE 31 DEC 2008 and for subsequent financial
       years until otherwise determined

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Directors to fix its remuneration

5.1    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to repurchase or otherwise acquire, on The
       Stock Exchange of Hong Kong Limited ["Stock
       Exchange"] or on any other stock exchange on
       which the securities of the Company are or
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, shares in
       the capital of the Company including any form
       of depositary receipt representing the right
       to receive such shares issued by the Company,
       subject to and in accordance with all applicable
       laws and the requirements of the Rules Governing
       the Listing of Securities on the stock exchange
       or of any other stock exchange as amended from
       time to time, the aggregate nominal amount
       of shares of the Company which may be repurchased
       or otherwise acquired by the Company shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this resolution
       no. 5.1; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the bye-laws of the Company or any applicable
       law to be held]

5.2    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to allot, issue and otherwise deal with additional
       shares in the capital of the Company and to
       make or grant offers, agreements, warrants
       and options which would require the exercise
       of such powers during and after the end of
       the relevant period [as specified], the aggregate
       nominal amount of shares of the Company allotted,
       issued or otherwise dealt with, or agreed conditionally
       or unconditionally to be allotted, issued or
       otherwise dealt with, [whether pursuant to
       an option or otherwise] by the Directors, otherwise
       than pursuant to (i) a rights issue [as specified];
       or (ii) the exercise of rights of subscription
       or conversion under the terms of any securities
       which are convertible into shares of the Company;
       or (iii) any Share Option Scheme or similar
       arrangement for the time being adopted by the
       Company for the grant or issue of shares of
       the Company or rights to acquire shares of
       the Company; or (iv) any scrip dividend or
       similar arrangement providing for the allotment
       and issue of shares in lieu of the whole or
       part of a dividend on shares of the Company
       in accordance with the Bye-laws of the Company;
       or (v) a specific authority granted by the
       shareholders of the Company in general meeting,
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-laws of
       the Company or any applicable law to be held]

5.3    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.1 and 5.2 as specified, the general mandate
       granted to the Directors pursuant to Resolution
       5.2 as specified and for the time being in
       force to exercise the powers of the Company
       to allot, issue and otherwise deal with additional
       shares in the capital of the Company and to
       make or grant offers, agreements, warrants
       and options be extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of the shares of the Company repurchased
       or otherwise acquired by the Company under
       the authority granted pursuant to Resolution
       5.1 as specified, provided that such extended
       amount shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution




--------------------------------------------------------------------------------------------------------------------------
 K'S HOLDINGS CORPORATION                                                                    Agenda Number:  702004538
--------------------------------------------------------------------------------------------------------------------------
        Security:  J36615102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3277150003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Treasury      Shares for Odd-Lot Purchases

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For
       and Corporate Auditors

6      Authorize Use of Stock Options,and Allow Board            Mgmt          For                            For
       to Authorize Use of Stock      Options




--------------------------------------------------------------------------------------------------------------------------
 KADOKAWA GROUP HOLDINGS,INC.                                                                Agenda Number:  701988151
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2887C107
    Meeting Type:  AGM
    Meeting Date:  21-Jun-2009
          Ticker:
            ISIN:  JP3214300000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          Abstain                        Against

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KAGA ELECTRONICS CO.,LTD.                                                                   Agenda Number:  702004526
--------------------------------------------------------------------------------------------------------------------------
        Security:  J28922102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3206200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Change Company's
       Location  to Chiyoda Ward

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KAGOME CO.,LTD.                                                                             Agenda Number:  701982995
--------------------------------------------------------------------------------------------------------------------------
        Security:  J29051109
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2009
          Ticker:
            ISIN:  JP3208200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Make Resolutions
       Related   to Anti-Takeover Defense Measures,
       Allow Board to Execute Anti-Takeover
       Defense Measures

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

4      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KAMEI CORPORATION                                                                           Agenda Number:  702015531
--------------------------------------------------------------------------------------------------------------------------
        Security:  J29395100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3219400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Expand Business Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 KAMIGUMI CO.,LTD.                                                                           Agenda Number:  702009665
--------------------------------------------------------------------------------------------------------------------------
        Security:  J29438116
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3219000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KANDENKO CO.,LTD.                                                                           Agenda Number:  702003992
--------------------------------------------------------------------------------------------------------------------------
        Security:  J29653102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3230600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KANSAI PAINT CO.,LTD.                                                                       Agenda Number:  702010264
--------------------------------------------------------------------------------------------------------------------------
        Security:  J30255129
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3229400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

7      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KANSAI URBAN BANKING CORPORATION                                                            Agenda Number:  702005554
--------------------------------------------------------------------------------------------------------------------------
        Security:  J30312102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3227600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications,
       Expand Business Lines, Increase Authorized
       Capital to 1,400M shs

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan




--------------------------------------------------------------------------------------------------------------------------
 KANTO AUTO WORKS,LTD.                                                                       Agenda Number:  701991398
--------------------------------------------------------------------------------------------------------------------------
        Security:  J30341101
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2009
          Ticker:
            ISIN:  JP3231400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Appoint Accounting Auditors                               Mgmt          For                            For

6      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors

7      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 KARDAN NV, AMSTERDAM                                                                        Agenda Number:  701946925
--------------------------------------------------------------------------------------------------------------------------
        Security:  N4784C102
    Meeting Type:  AGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  NL0000113652
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Presentation by the management Board on the               Non-Voting    No vote
       Company's group activities for the FY 2008

3.     Adopt the annual accounts for the FY 2008                 Mgmt          No Action

4.     Dividend policy                                           Non-Voting    No vote

5.     Approve the Corporate Governance, including               Mgmt          No Action
       the adoption of the remuneration policy

6.     Appoint the external Auditor for the FY 2009              Mgmt          No Action

7.A    Grant discharge of the Members of the Management          Mgmt          No Action
       Board in respect of their supervision during
       the FY 2008

7.B    Grant discharge of the Members of the Supervisory         Mgmt          No Action
       Board in respect of their supervision during
       the FY 2008

8.     Re-appoint Mr. M. Groen as a Member of the Supervisory    Mgmt          No Action
       Board

9.     Re-appoint Mr. A. Lukovics as a Member of the             Mgmt          No Action
       Management Board

10.A   Approve to determine the remuneration of the              Mgmt          No Action
       Members of the Management Board

10.B   Approve the 2008 business for members of the              Mgmt          No Action
       Management Board

11.A   Amend the Article 20 remuneration                         Mgmt          No Action

11.B   Amend the Articles 31.2, 31.5 FY; approve the             Mgmt          No Action
       annual accounts and annual report and amend
       the Article 36.1 of the AGM

11.C   Amend the Article 47 and grant authority to               Mgmt          No Action
       issue shares

12.A   Authorize the Management Board to issue shares,           Mgmt          No Action
       to grant rights to subscribe for shares

12.B   Authorize the Management Board resolve to restrict        Mgmt          No Action
       or exclude pre-emptive rights

13.    Authorize the management Board to resolve for             Mgmt          No Action
       the Company to acquire its own shares

14.    Any other business                                        Non-Voting    No vote

15.    Closing                                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN BLOCKING INDICATOR. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KAS-BANK NV                                                                                 Agenda Number:  701715584
--------------------------------------------------------------------------------------------------------------------------
        Security:  N47927145
    Meeting Type:  AGM
    Meeting Date:  13-Oct-2008
          Ticker:
            ISIN:  NL0000362648
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 02 OCT 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Announcements of the Management                           Mgmt          No Action

3.     Approve the discussion on the state of affairs            Mgmt          No Action
       of the Corporate Governance at Kas Bank N.V.

4.     Questions                                                 Non-Voting    No vote

5.     Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KASUMI CO.,LTD.                                                                             Agenda Number:  701949236
--------------------------------------------------------------------------------------------------------------------------
        Security:  J30857106
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  JP3211000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions, Allow Board to
       Make Rules   Governing Exercise of Shareholders'
       Rights, Expand Business Lines, Allow Use  of
       Treasury Shares for Odd-Lot Purchases, Change
       Unit of Shares from 1,000 to 100 shs.

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KATO SANGYO CO.,LTD.                                                                        Agenda Number:  701782383
--------------------------------------------------------------------------------------------------------------------------
        Security:  J3104N108
    Meeting Type:  AGM
    Meeting Date:  19-Dec-2008
          Ticker:
            ISIN:  JP3213300001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3      Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 KAUFMAN ET BROAD SA, NEUILLY SUR SEINE                                                      Agenda Number:  701738455
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5375H102
    Meeting Type:  EGM
    Meeting Date:  24-Nov-2008
          Ticker:
            ISIN:  FR0004007813
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT, IN THE FRENCH MARKET, THE               Non-Voting    No vote
       ONLY VALID VOTE OPTIONS ARE "FOR" AND "AGAINST".
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

1.     Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       28,960,326.20 by issuance, with preferred subscription
       rights maintained, of shares and/or debt securities;
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 180,000,000.00;
       [Authority is granted fir a 26 month period];
       and to take all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 11
       APR 2008, in its Resolution 10

2.     Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders,
       at the same price as the initial issue, within
       30 days of the closing of this subscription
       period and up to a maximum of 15% of the initial
       issue; [Authority is granted for a 26 month
       period]; this authorization supersedes the
       fraction unused of the authorization granted
       by the shareholders' meeting of 11 APR 2008,
       in its Resolution 12

3.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favor of employees
       and Corporate Officers of the Company who are
       the members of a Company Saving Plan; [Authority
       is granted for a 26 month period]; and for
       a nominal amount that shall not exceed 1% of
       the share capital; approve to cancel the shareholders'
       preferential subscription rights in favor of
       Employees and Corporate Officers of the Company
       who are the members of a Company Savings Plan;
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities

4.     Approve that the overall nominal amount pertaining        Mgmt          For                            For
       to: the capital increases to be carried out
       with the use of this delegation(s) given by
       Resolution(s) number(s) 1, 2, 3, 11, 13, 15
       and 16 of the shareholders' meeting held on
       11 APR 2008, shall not exceed EUR 28,960,326.00,
       the issues of that securities to be carried
       out with the use of the delegation(s) given
       by Resolution(s) number(s) 1, 2, 3, 11, 13,
       15 and 16 of the shareholders' meeting held
       on 11 APR 2008, shall not exceed EUR 180,000,000.00

5.     Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all fillings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 KAUFMAN ET BROAD SA, NEUILLY SUR SEINE                                                      Agenda Number:  701833685
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5375H102
    Meeting Type:  MIX
    Meeting Date:  09-Apr-2009
          Ticker:
            ISIN:  FR0004007813
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French resident shareowners must complete, sign           Non-Voting    No vote
       and forward the proxy card directly to the
       sub custodian. Please contact your client service
       representative to obtain the necessary card,
       account details and directions.     The following
       applies to non-resident shareowners:   proxy
       cards: voting instructions will be forwarded
       to the global custodians that have become registered
       intermediaries, on the vote deadline date.
       In capacity as registered intermediary, the
       global custodian will sign the proxy card and
       forward to the local custodian. If you are
       unsure whether your global custodian acts as
       registered intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

1.     Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors and approve the Company's
       financial statements for the YE 30 NOV 2008,
       as presented, showing net income of EUR 51,060,874.20,
       the shareholders' meeting notes that there
       were no expenses and charges that are not tax-deductible
       for the FY

2.     Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY of EUR 51,060,874.20, increased by the
       retained earnings of EUR 4,320,386.62, i.e.
       a total of EUR 55,381,260.82, be appropriated
       as follows: to the dividends for EUR 32,384,796.99
       to the other reserves for EUR 0.00 the balance,
       i.e. EUR 22,996,463.83: to the retained earnings
       account which will amount to this sum, in the
       event that the Company holds some of its own
       shares on the day the dividend is paid, the
       amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, the shareholders' meeting reminds
       that: a dividend of EUR 1.51 per share was
       already paid in full, the interims dividend
       were paid on 30 MAY 2008 and 29 AUG 2008, the
       dividend will entitle natural persons to the
       40% allowance as required by law

3.     Receive the report of the Board of Directors              Mgmt          Abstain                        Against
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form of presented to the meeting, showing net
       profit group share of EUR 8,174,000.00

4.     Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       Agreements governed by Article L.225-38 of
       the French Commercial Code and approve the
       said report and the agreements referred to
       therein

5.     Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 30.00, maximum number of
       shares to be acquired: 10% of the share capital,
       i.e. 2,227,717 shares of EUR 0.26 per share,
       maximum funds invested in the share buybacks:
       EUR 67,000,000.00; [Authority is given for
       an 18-moth period]; it supersedes the fraction
       unused of the authorization granted by the
       combined shareholders' meeting of 11 APR 2008
       in its Resolution 6; to take all necessary
       measures and accomplish all necessary formalities

6.     Approve to renew the appointment of Mr. Antoine           Mgmt          For                            For
       Jeancourt Galignani as Director for a 3-year
       period

7.     Approve to renew the appointment of Mr. Alain             Mgmt          For                            For
       De Pouzilhac as Director for a 3-year period

8.     Approve to renew the appointment of Mrs. Sophie           Mgmt          For                            For
       Lombard as Director for a 3-year period

9.     Approve to renew the appointment of Mr. Bernard           Mgmt          For                            For
       Meunier as Director for a 3-year period

10.    Approve to renew the appointment of Mr. Frederic          Mgmt          For                            For
       Stevenin as Director for a 3-year period

11.    Approve to renew the appointment of Ernst and             Mgmt          For                            For
       Young Audit as a Statutory Auditor for a 6
       year period, appoints as Deputy Auditor, Auditex,
       to replace Mr. Patrick Gounelle, for a 6-year
       period

12.    Approve to renew the appointment of Deloitte              Mgmt          For                            For
       Et Associes as Statutory Auditor for a 6- year
       period, appoints as Deputy Auditor, B.E.A.S,
       to replace Mr. Francis Pons, for a 6-year period

13.    Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on one or more occasions, existing [the
       preference shares being excluded] or future
       shares, in favour of the Employees or the Corporate
       officers of the Company and related French
       and foreign Companies and Groups of economic
       interest, they may not represent more than
       220,000 shares, [Authority is given for a 38-month
       period]; it supersedes the fraction unused
       of the authorization given by the combined
       shareholders' meeting of 03 DEC 2007 in Resolution
       7, the shareholders' meeting decides to cancel
       the shareholders' preferential subscription
       rights in favour of the beneficiaries mentioned;
       to take all necessary measures and accomplish
       all necessary formalities

14.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       in favour of Members of one or several Company
       savings Plans, this delegation is given for
       a 26-month period and for a nominal amount
       that shall not exceed 1% of the share capital,
       the overall nominal amount of capital increases
       to be carried out by virtue of the present
       delegation, shall count against the overall
       ceiling set forth in Resolution 4 of the extraordinary
       shareholders' meeting of 24 NOV 2008 or against
       the overall ceiling set forth in any later
       resolution to the same effect, the shareholders'
       meeting decides to cancel the shareholders'
       preferential subscription rights in favour
       of the beneficiaries mentioned above; to take
       all necessary measures and accomplish all necessary
       formalities

15.    Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 KAYABA INDUSTRY CO.,LTD.                                                                    Agenda Number:  702004627
--------------------------------------------------------------------------------------------------------------------------
        Security:  J31803109
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3220200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 KEIHAN ELECTRIC RAILWAY CO.,LTD.                                                            Agenda Number:  701994142
--------------------------------------------------------------------------------------------------------------------------
        Security:  J31975121
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3279400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Allow Board to Authorize Use of Free Share Purchase       Mgmt          Against                        Against
       Warrants as Anti-Takeover Defense Measure




--------------------------------------------------------------------------------------------------------------------------
 KEIHIN CORPORATION                                                                          Agenda Number:  701996742
--------------------------------------------------------------------------------------------------------------------------
        Security:  J32083107
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3277230003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Allow Use of Electronic Systems   for
       Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

4      Approve Payment of Bonuses to Directors                   Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 KEIHIN ELECTRIC EXPRESS RAILWAY CO.,LTD.                                                    Agenda Number:  702005388
--------------------------------------------------------------------------------------------------------------------------
        Security:  J32104119
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3280200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Directors and          Corporate Auditors

6      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

7      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KEISEI ELECTRIC RAILWAY CO.,LTD.                                                            Agenda Number:  701988860
--------------------------------------------------------------------------------------------------------------------------
        Security:  J32233108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3278600006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KEIYO CO.,LTD.                                                                              Agenda Number:  701940834
--------------------------------------------------------------------------------------------------------------------------
        Security:  J32319113
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  JP3277400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KELLER GROUP PLC                                                                            Agenda Number:  701895394
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5222K109
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  GB0004866223
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the statement of accounts for the YE 31 DEC
       2008 together with the Independent Auditors'
       report thereon

2.     Declare a final dividend of 13.8p per ordinary            Mgmt          For                            For
       share, such dividend to be paid on 29 MAY 2009
       to the members on the register at the close
       of business on 01 MAY 2009

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

4.     Re-elect Mr. R. A. Franklin as a Director                 Mgmt          For                            For

5.     Re-elect Mr. P. Lopez Jimenez as a Director               Mgmt          For                            For
       who retires by rotation

6.     Re-elect Mr. R. M. Rubright as a Director who             Mgmt          For                            For
       retires by rotation

7.     Re-elect Dr. J. M. West as a Director                     Mgmt          For                            For

8.     Re-appoint KPMG Audit Plc as the Auditors to              Mgmt          For                            For
       the Company and authorize the Directors to
       fix their remuneration

9.     Authorize the Directors, for the purpose of               Mgmt          Against                        Against
       Section 80 of the Companies Act 1985 [the Act],
       to allot relevant securities [Section 80(2)
       of the Act] of the Company up to an aggregate
       nominal amount of GBP 2,210,607; [Authority
       expires at the conclusion of the AGM of the
       Company]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry; and for the purpose
       of Section 94 of the Act, to allot equity securities
       of the Company [Section 94] respectively attributed
       to the interests of all shareholders are proportionate
       [as nearly as may be] to the respective numbers
       of ordinary shares held by them up to an aggregate
       nominal amount of GBP 2,210,607; [Authority
       expires at the conclusion of the AGM of the
       Company]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 and pursuant to Section 95
       of the Act, to allot equity securities of the
       Company for cash [Section 94(2)] pursuant to
       the authority conferred by Resolution 12, disapplying
       the statutory pre-emption rights [Section 89(1)
       of the Act], provided that this power is limited
       to the allotment of equity securities: a) in
       connection with a rights issue in favor of
       ordinary shareholders; b) up to an aggregate
       nominal amount of GBP 331,591; [Authority expires
       at the conclusion of the next AGM of the Company];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Approve that a general meeting of the Company             Mgmt          Against                        Against
       other than an AGM may be called on not less
       than 14 days' notice

S.12   Authorize the Company, pursuant to Section 166            Mgmt          For                            For
       of the Act, to make market purchases [Section
       163 of the Act] of up to in aggregate 6,631,823
       of its own ordinary shares [10% of the Company's
       issued ordinary share capital] of 10p each
       in the capital of the Company, at a minimum
       price of 10p and not more than 5% above the
       average market value for such shares derived
       from the London Stock Exchange Daily Official
       List, for the 5 business days preceding the
       date of purchase; [Authority expires at the
       conclusion of the next AGM of the Company];
       the Company, before the expiry, may make a
       contract to purchase of its own shares which
       will or may be executed wholly or partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 KEMIRA OYJ                                                                                  Agenda Number:  701849070
--------------------------------------------------------------------------------------------------------------------------
        Security:  X44073108
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  FI0009004824
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Elect the Chairman and calling upon the Secretary         Non-Voting    No vote

3.     Election of persons to confirm the minutes and            Non-Voting    No vote
       to supervise the counting of votes

4.     Legality and quorum of the meeting                        Non-Voting    No vote

5.     Voting list                                               Non-Voting    No vote

6.     Review by the President and the Chief Executive           Non-Voting    No vote
       Officer

7.     Presentation of the financial statements, the             Non-Voting    No vote
       consolidated financial statements, the report
       of the Board of Directors and the Auditor's
       report for 2008

8.     Adopt the financial statements and the consolidated       Mgmt          Abstain                        Against
       financial statements

9.     Approve to pay a dividend of EUR 0.25 per share           Mgmt          For                            For

10.    Grant discharge to the Members of the Board               Mgmt          Abstain                        Against
       of Directors, the President and Chief Executive
       Officer and the deputy Chief Executive Officer

11.    Approve the remuneration of the Chairman, Vice            Mgmt          For                            For
       Chairman and Members of the Board of Directors
       and the Auditor

12.    Approve the numbers of Members of the Board               Mgmt          For                            For
       of Directors

13.    Elect Messrs. E. Armstrong, J. Laaksonen, P.              Mgmt          For                            For
       Paasikivi, K. Pehu - Lehtonen, J. Viinanen,
       J. Vaisanen and W. Buchele to the Board

14.    Elect KPMG Oy AB as the Auditor                           Mgmt          For                            For

15.    Amend Section 13 of the Articles of Association           Mgmt          For                            For

16.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       the repurchase of the Company's own shares

17.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       share issue

18.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD, SINGAPORE                                                                  Agenda Number:  701864503
--------------------------------------------------------------------------------------------------------------------------
        Security:  V87778102
    Meeting Type:  EGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the addition to Articles of Association           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD, SINGAPORE                                                                  Agenda Number:  701864995
--------------------------------------------------------------------------------------------------------------------------
        Security:  V87778102
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Directors report and audited financial          Mgmt          For                            For
       statements

2.     Declare a final dividend to which the Dividend            Mgmt          For                            For
       Reinvestment Scheme shall apply

3.     Re-elect Mr. Khor Poh Hwa                                 Mgmt          For                            For

4.     Re-elect Mrs. Lee Ai Ming                                 Mgmt          For                            For

5.     Re-elect Mr. Choo Chiau Beng                              Mgmt          For                            For

6.     Re-elect Mr. Teo Soon Hoe                                 Mgmt          For                            For

7.     Approve the Directors fees of SGD 685,000 for             Mgmt          For                            For
       the year ended 31 DEC 2008

8.     Re-appoint Ernst & Young as the Auditors and              Mgmt          For                            For
       authorize the Directors to fix their remuneration

9.     Authorize the Directors to issue shares and               Mgmt          Against                        Against
       instruments

10.    Authorize the Directors to issue new shares               Mgmt          Against                        Against
       to shareholders of the Company

11.    Authorize the Directors to allot and issue shares         Mgmt          For                            For
       pursuant to the application of the Dividend
       Reinvestment Scheme

12.    Approve the renewal of the share purchase mandate         Mgmt          For                            For

13.    Approve the renewal of interested persons transaction     Mgmt          For                            For
       mandate

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KIER GROUP PLC, BEDFORDSHIRE                                                                Agenda Number:  701732542
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52549105
    Meeting Type:  AGM
    Meeting Date:  08-Nov-2008
          Ticker:
            ISIN:  GB0004915632
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the year to 30 JUN               Mgmt          For                            For
       2008 together with the reports of the Directors'
       and the Auditors thereon

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final dividend of 37 pence per ordinary         Mgmt          For                            For
       share for the YE 30 JUN 2008

4.     Re-elect Mr. J. Dodds as a Director, who retires          Mgmt          For                            For
       by rotation

5.     Re-elect Mr. R.W. Simkin as a Director, who               Mgmt          For                            For
       retires by rotation

6.     Re-elect Mr. S.W. Leathes as a Director, who              Mgmt          For                            For
       retires by rotation

7.     Re-appoint KPMG Audit Plc as the Auditors and             Mgmt          For                            For
       authorize the Directors to determine their
       remuneration

8.     authorize the Directors in accordance with the            Mgmt          For                            For
       provisions of Article 189 of the existing Articles
       of Association of the Company to offer holders
       of Ordinary shares the right to elect to receive
       in respect of all or part of their holding,
       additional Ordinary shares of 1p each credited
       as fully paid instead of cash, in respect of
       the final dividend for the YE 30 JUN 2008 and
       any or all other dividends declared within
       the period beginning at the date hereof and
       expiring on 08 NOV 2013 whereupon this authority
       shall expire, provided that any such offer
       shall be made in all respects in accordance
       with the Articles of Association of the Company
       for the time being in force and otherwise in
       such manner as the Directors shall in their
       absolute discretion determine

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all previous authorities of the Directors pursuant
       to the said Section 80 and for the purposes
       of Section 80 of the Companies Act 1985 [the
       1985 Act] [and so that expressions used in
       this resolution shall bear the same meanings
       as in the said section 80], to allot relevant
       securities up to a maximum nominal amount of
       GBP 79,789; [Authority expires at the end of
       5 years]; authorize the Company, may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.10   Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 95 of the 1985 Act, to allot equity
       securities [Section 94 of the 1985 Act] for
       cash, pursuant to the authority conferred by
       the passing of Resolution 9, to allot relevant
       securities [Section 80 of the 1985 Act], disapplying
       the statutory pre-emption rights [Sub-Section
       (1) of Section 89 and Sub-Sections (1)-(6)
       of Section 90 of the 1985 Act], provided that
       this power is limited to the allotment of equity
       securities: i) in connection with a rights
       issue or open offer in favor of ordinary shareholders;
       ii) up to an aggregate nominal amount of GBP
       18,511; [Authority expires on 08 NOV 2013];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Adopt, the new Articles of Association of the             Mgmt          For                            For
       Company as specified




--------------------------------------------------------------------------------------------------------------------------
 KIKKOMAN CORPORATION                                                                        Agenda Number:  701982337
--------------------------------------------------------------------------------------------------------------------------
        Security:  J32620106
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3240400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve the Plan for an Incorporation-Type Company        Mgmt          For                            For
       Split

3.     Amend Articles to: Change Business Lines,  Approve        Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

5.     Appoint a Corporate Auditor                               Mgmt          For                            For

6.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

7.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 KIM ENG HOLDINGS LTD                                                                        Agenda Number:  701871609
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4790S107
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SG1L07001739
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited Accounts for the            Mgmt          For                            For
       FYE 31 DEC 2008 together with the Directors
       report and the Auditors report thereon

2.     Declare a Final [tax-exempt one-tier] dividend            Mgmt          For                            For
       of 8 cents per ordinary share for the FYE 31
       DEC 2008

3.     Approve the Directors fees of SGD 327,000 [2007:          Mgmt          For                            For
       SGD 299,996] for the FYE 31 DEC 2008

4.     Re-elect Mr. Victor Ma Wei-Chien as a Director,           Mgmt          Against                        Against
       who retires under Article 107 of the Articles
       of Association of the Company

5.     Re-elect Professor Tan Teck Meng as a Director            Mgmt          For                            For
       who retires under Article 107 of the Articles
       of Association of the Company

6.     Re-elect Mr. Lee, Hung-Chi @ Alex Lee as a Director       Mgmt          For                            For
       who retires under Article 117 of the Articles
       of Association of the Company

7.     Re-elect Mr. Yasumasa Gomi as a Director who              Mgmt          For                            For
       retires under Article 117 of the Articles of
       Association of the Company

8.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

9.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50, and the listing rules of the Singapore
       Exchange Securities Trading Limited given to
       the Directors of the Company at any time to
       such persons and upon such terms and for such
       purposes as the Directors may in their absolute
       discretion deem fit to: i) issue shares in
       the capital of the Company whether by way of
       rights, bonus or otherwise; ii) make or grant
       offers, agreements or options that might or
       would require shares to be issued or other
       transferable rights to subscribe for or purchase
       shares [collectively, Instruments] including
       but not limited to the creation and issue of
       warrants, debentures or other instruments convertible
       into shares; iii) issue additional Instruments
       arising from adjustments made to the number
       of Instruments previously issued in the event
       of rights, bonus or capitalization issues;
       and b) [notwithstanding the authority conferred
       by the shareholders may have ceased to be in
       force] issue shares in pursuance of any Instrument
       made or granted by the Directors while the
       authority was in force, to such persons and
       upon such terms and for such purposes as the
       Directors may in their absolute discretion
       deem fit provided always that i) the aggregate
       number of shares to be issued pursuant to this
       resolution [including shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this resolution] does not exceed 50% of
       the Company's total number of issued shares
       excluding treasury shares, of which the aggregate
       number of shares [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] to be issued other
       than on a pro rata basis to and for the purpose
       of this resolution, the total number of issued
       shares excluding treasury shares shall be the
       Company's total number of issued shares excluding
       treasury shares at the time this resolution
       is passed, after adjusting for; a) new shares
       arising from the conversion or exercise of
       convertible securities, or b) new shares arising
       from exercising share options or vesting of
       share awards outstanding or subsisting at the
       time this resolution is passed provided the
       options or awards were granted in compliance
       with Part VIII of Chapter 8 of the Listing
       Manual of the SGX-ST, and c) any subsequent
       bonus issue, consolidation or subdivision of
       the Company's shares, ii) the 50% limit in
       sub-paragraph i) above may be increased to
       100% for issues of shares and/or Instruments
       by way of a renounceable rights issue where
       shareholders of the Company are entitled to
       participate in the same on a pro rata basis;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

10.    Authorize the Directors of the Company subject            Mgmt          Against                        Against
       to and conditional upon the passing of Resolution
       9 above, approval at any time to issue shares
       [other than on a pro rata basis to shareholders
       of the Company] at an issue price for each
       share which shall be determined by the Directors
       of the Company in their absolute discretion
       provided that such price shall not represent
       a discount of more than 20% to the weighted
       average price of a share for trades done on
       the SGX-ST [as determined in accordance with
       the requirements of SGX-ST]

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KIM ENG HOLDINGS LTD                                                                        Agenda Number:  701874720
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4790S107
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SG1L07001739
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company [on a              Mgmt          For                            For
       poll taken] to make purchases [whether by way
       of market purchases or off-market purchases
       on an equal access scheme] from time to time
       of up to 10% of the total number of ordinary
       shares in the capital of the Company [excluding
       any ordinary shares held as treasury shares]
       as at the date of this resolution or as at
       the date of the last AGM of the Company [whichever
       is higher] at any price up to but not exceeding
       the Maximum Price [as specified]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company is to be held or is
       required By Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD CHEM HLDGS LTD                                                                    Agenda Number:  701912897
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52562140
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  KYG525621408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the Directors' report and the Independent Auditor's
       report thereon for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Chan Wing Kwan as an Executive               Mgmt          For                            For
       Director of the Company

3.B    Re-elect Ms. Cheung Wai Lin, Stephanie as an              Mgmt          For                            For
       Executive Director of the Company

3.C    Re-elect Mr. Henry Tan as an Independent Non-executive    Mgmt          For                            For
       Director of the Company

3.D    Re-elect Mr. Lai Chung Wing, Robert as an Independent     Mgmt          For                            For
       Non-executive Director of the Company

3.E    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

4.     Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors to fix their remuneration

5.A    Authorize the Directors of the Company [Directors]        Mgmt          For                            For
       to allot, issue or otherwise deal with additional
       shares of the Company [Shares] or securities
       convertible into Shares, or options, warrants
       or similar rights to subscribe for any Shares,
       and to make or grant offers, agreements and
       options which might require the exercise of
       such power be and is hereby generally and unconditionally
       during and after the end  of the relevant period,
       not exceeding 20% of the aggregate nominal
       of the issued share capital of the Company
       otherwise than pursuant to: i) a Rights Issue;
       ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into Shares; iii) the exercise
       of any option scheme or similar arrangement;
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of Shares in lieu
       of the whole or part of a dividend on Shares
       in accordance with the Articles of Association
       of the Company ; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is  required by
       any applicable laws or the Articles of Association
       of the Company to be held]

5.B    Authorize the Directors of the Company ["Directors"]      Mgmt          For                            For
       during the relevant period to repurchase shares
       of the Company ["Shares"] or securities convertible
       into Shares on The Stock Exchange of Hong Kong
       Limited ["Stock Exchange"] or on any other
       stock exchange on which the securities of the
       Company may be listed and recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange under the
       Hong Kong Code on Share Repurchases and, subject
       to and in accordance with all applicable laws
       and regulations, the aggregate nominal amount
       of the securities which may be repurchased
       by the Company pursuant to paragraph (a) of
       this Resolution during the relevant period
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of the passing of this
       Resolution and the approval granted under paragraph
       (a) of this Resolution shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is  required by any applicable
       laws or the Articles of Association of the
       Company to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5A and 5B, the general mandate granted to the
       Directors of the Company to allot, issue or
       otherwise deal with shares of the Company pursuant
       to Resolution 5A above be extended by the addition
       to the aggregate nominal amount of the shares
       of the Company of an amount representing the
       aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       5B above, provided that such amount shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of the passing of this Resolution

S.6    Amend the Articles 2, 7, 54(A), 60, 63, 64,               Mgmt          For                            For
       65, 66, 67, 68, 69, 70, 72, 78, 79, 145, 146,
       147, 148, 149, 150 and 151 of the Articles
       of Association of the Company, as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD CHEM HLDGS LTD CAYMAN IS                                                          Agenda Number:  701819786
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52562140
    Meeting Type:  EGM
    Meeting Date:  23-Mar-2009
          Ticker:
            ISIN:  KYG525621408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "FOR" OR "AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

1.     Approve that the existing Share Option Scheme             Mgmt          For                            For
       for Employees of the Company which was adopted
       on 02 JUL 2002 be terminated with effect from
       the conclusion of this Meeting; subject to
       the grant by The Stock Exchange of Hong Kong
       Limited of the listing of and permission to
       deal in the ordinary shares in the capital
       of the Company with a par value of HKD 0.1
       each to be issued and allotted by the Company
       under the share option scheme of the Company
       [the Scheme] [with such grant being limited
       to 10% of the issued share capital of the Company
       as at the date of adoption of the Scheme];
       and authorize the Board of Directors of the
       Company to grant options to subscribe shares
       in the Company and to issue and allot shares
       in the capital of Company pursuant to the exercise
       of the options so granted in accordance with
       the rules of the Scheme, and to administer
       the Scheme in accordance with its terms and
       take all necessary actions incidental thereto
       as they deem fit

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD LAMINATES HOLDINGS LTD                                                            Agenda Number:  701796988
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5257K107
    Meeting Type:  EGM
    Meeting Date:  02-Feb-2009
          Ticker:
            ISIN:  KYG5257K1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

1.     Approve the Continuing Connected Transactions             Mgmt          For                            For
       and the Proposed Annual Caps [such terms shall
       have the meaning as specified] and authorize
       any Director of the Company to do, approve
       and transact all such acts and things as they
       may in their discretion consider necessary
       or desirable in connection therewith

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD LAMINATES HOLDINGS LTD                                                            Agenda Number:  701912859
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5257K107
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  KYG5257K1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the Directors' report and the Independent
       Auditor's report thereon for the YE 31 DEC
       2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Cheung Kwok Wa as an Executive               Mgmt          Against                        Against
       Director of the Company

3.B    Re-elect Ms. Chan Sau Chi as an Executive Director        Mgmt          Against                        Against
       of the Company

3.C    Re-elect Mr. Liu Min as an Executive Director             Mgmt          Against                        Against
       of the Company

3.D    Re-elect Mr. Chan Yue Kwong, Michael as an Independent    Mgmt          For                            For
       Non-executive Director of the Company

3.E    Re-elect Mr. Leung Tai Chiu as an Independent             Mgmt          For                            For
       Non-executive Director of the Company

3.F    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

4.     Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors to fix their remuneration

5.A    Authorize the Directors of the Company ["Directors"]      Mgmt          For                            For
       to allot, issue or otherwise deal with additional
       shares of the Company ["Shares"] or securities
       convertible into shares and make or grant offers,
       agreements and options, during and after the
       relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       issued share capital of the Company; otherwise
       than pursuant to: i) a rights issue; or ii)
       the exercise of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into Shares; or iii) the exercise of any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to the
       officers and/or employees of the Company and/or
       any of its subsidiaries of Shares or rights
       to acquire Shares; or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of Shares in lieu of the whole or part of a
       dividend on Shares in accordance with the Articles
       of Association of the Company; and [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM of the Company is required
       by any applicable laws or the Articles of Association
       of the Company to be held]

5.B    Authorize the Directors of the Company ["Directors"]      Mgmt          For                            For
       to repurchase shares of the Company ["Shares"]
       or convertible shares into shares, during the
       relevant period, on The Stock Exchange of Hong
       Kong Limited ["Stock Exchange"] or any other
       stock exchange on which the securities of the
       Company have been or may be listed and recognized
       by the Securities and Futures Commission under
       the Hong Kong Code on share repurchases for
       such purposes, subject to and in accordance
       with all applicable laws and regulations, at
       such price as the Directors may at their discretion
       determine in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company; and [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM of the Company is required
       by any applicable laws or the Articles of Association
       of the Company to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5A and 5B, to extend the general mandate granted
       to the Directors to allot, issue or otherwise
       deal with the shares of the Company pursuant
       to Resolution 5A, by an amount representing
       the aggregate nominal amount of the share capital
       repurchased pursuant to Resolution 5B, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution

S.6    Amend the Article 2, Article 6, Article 23,               Mgmt          For                            For
       Article 37, Article 53, Article 80, Article
       82, Article 90, Article 91, Article 92, Article
       93, Article 94, Article 95, Article 97, Article
       101, Article 104, Article 108, Article 111,
       Article 209 and Article 211 of the Articles
       of Association of the Company, as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KINGSPAN GROUP PLC                                                                          Agenda Number:  701905373
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52654103
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  IE0004927939
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the financial statements                            Mgmt          For                            For

2.A    Elect Mr. Danny Kitchen as a Director                     Mgmt          For                            For

2.B    Re-elect Mr. Gene Murtagh as a Director                   Mgmt          For                            For

2.C    Re-elect Mr. Dermot Mulvihill as a Director               Mgmt          For                            For

2.D    Re-elect Mr. Brian Hill as a Director                     Mgmt          For                            For

2.E    Re-elect Mr. Eugene Murtagh as a Director                 Mgmt          For                            For

2.F    Re-elect Mr. Brendan Murtagh as a Director                Mgmt          For                            For

3.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

4.     Authorize the Directors to allot securities               Mgmt          For                            For

5.     Approve to disapply the pre-emption rights                Mgmt          For                            For

6.     Approve to purchase the Company shares                    Mgmt          For                            For

7.     Approve the treasury shares                               Mgmt          For                            For

8.     Approve the convening of certain EGMs on 14               Mgmt          Against                        Against
       days' notice

9.     Amend the Articles of Association relating to             Mgmt          For                            For
       the appointment of proxies and corporate representatives




--------------------------------------------------------------------------------------------------------------------------
 KINGSTON COMMUNICATIONS (HULL) PLC, KINGSTON UPON HULL                                      Agenda Number:  701648391
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5265P106
    Meeting Type:  AGM
    Meeting Date:  25-Jul-2008
          Ticker:
            ISIN:  GB0007448250
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts                           Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare the dividend                                      Mgmt          For                            For

4.     Appoint and approve the remuneration of the               Mgmt          For                            For
       Auditors

5.     Re-appoint Mr. Paul Simpson                               Mgmt          For                            For

6.     Re-appoint Mr. Kevin Walsh                                Mgmt          For                            For

7.     Appoint Mr. Graham Holden                                 Mgmt          For                            For

8.     Appoint Mr. Paul Renucei                                  Mgmt          For                            For

S.9    Grant authority to allot shares                           Mgmt          For                            For

S.10   Approve the allotment of shares for cash                  Mgmt          For                            For

S.11   Approve the purchase of ordinary shares                   Mgmt          For                            For

S.12   Amend the Article of Association relating to              Mgmt          Against                        Against
       immediate changes

S.13   Amend the Articles of Association relating to             Mgmt          For                            For
       changes to take effect on 01 OCT 2008




--------------------------------------------------------------------------------------------------------------------------
 KINGSWAY FINL SVCS INC                                                                      Agenda Number:  701871041
--------------------------------------------------------------------------------------------------------------------------
        Security:  496904103
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  CA4969041033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR BELOW RESOLUTIONS.
       THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       of the Corporation for the FYE 31 DEC 2008
       together with the report of the Auditors thereon

1.1    Elect Mr. William R. Andrus as a Director                 Mgmt          For                            For

1.2    Elect Mr. Robert G. Cassels as a Director                 Mgmt          For                            For

1.3    Elect Mr. Peter G. Copestake as a Director                Mgmt          For                            For

1.4    Elect Mr. Walter E. Farnam as a Director                  Mgmt          For                            For

1.5    Elect Mr. Terence M. Kavanagh as a Director               Mgmt          For                            For

1.6    Elect Mr. J. Brian Reeve as a Director                    Mgmt          For                            For

1.7    Elect Mr. Spencer L. Schneider as a Director              Mgmt          For                            For

1.8    Elect Mr. John F. [Jack] Sullivan as a Director           Mgmt          For                            For

1.9    Elect Mr. Larry G. Swets, Jr. as a Director               Mgmt          For                            For

2.     Re-appoint KPMG LLP as the Auditors of the Corporation    Mgmt          For                            For
       for the ensuing year and authorize the Directors
       to fix their remuneration

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KINROSS GOLD CORP                                                                           Agenda Number:  701896877
--------------------------------------------------------------------------------------------------------------------------
        Security:  496902404
    Meeting Type:  MIX
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  CA4969024047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1.1 to 1.10 AND 2 AND 'IN FAVOR' OR 'AGAINST'
       FOR RESOLUTION 3. THANK YOU.

       To receive the audited consolidated financial             Non-Voting    No vote
       statements of the Company for the FYE 31 DEC
       2008 and the report of the Auditors thereon

1.1    Elect Mr. John A. Brough as a Director of the             Mgmt          For                            For
       Company for the ensuing year

1.2    Elect Mr. Wilson N. Brumer as a Director of               Mgmt          For                            For
       the Company for the ensuing year

1.3    Elect Mr. Tye W. Burt as a Director of the Company        Mgmt          For                            For
       for the ensuing year

1.4    Elect Mr. John K. Carrington as a Director of             Mgmt          For                            For
       the Company for the ensuing year

1.5    Elect Mr. John M. H. Huxley as a Director of              Mgmt          For                            For
       the Company for the ensuing year

1.6    Elect Mr. John A. Keyes as a Director of the              Mgmt          For                            For
       Company for the ensuing year

1.7    Elect Mr. Catherine McLeod-Seltzer as a Director          Mgmt          For                            For
       of the Company for the ensuing year

1.8    Elect Mr. George F. Michals as a Director of              Mgmt          For                            For
       the Company for the ensuing year

1.9    Elect Mr. John E. Oliver as a Director of the             Mgmt          For                            For
       Company for the ensuing year

1.10   Elect Mr. Terence C. W. Reid as a Director of             Mgmt          For                            For
       the Company for the ensuing year

2.     Appoint KPMG LLP, Chartered Accountants, as               Mgmt          For                            For
       the Auditors of the Company for the ensuring
       year and authorize the Directors to fix their
       remuneration

3.     Ratify the adoption of Shareholder Rights Plan,           Mgmt          For                            For
       as specified

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KINTETSU WORLD EXPRESS,INC.                                                                 Agenda Number:  701985585
--------------------------------------------------------------------------------------------------------------------------
        Security:  J33384108
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3262900008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KITZ CORPORATION                                                                            Agenda Number:  702009538
--------------------------------------------------------------------------------------------------------------------------
        Security:  J34039115
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3240700009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KIWI INCOME PROPERTY TRUST                                                                  Agenda Number:  701668228
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q53422103
    Meeting Type:  AGM
    Meeting Date:  13-Aug-2008
          Ticker:
            ISIN:  NZKIPE0001S5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Unit holders will be provided with an update              Non-Voting    No vote
       of the Trust's activities and given the opportunity
       to ask questions regarding the trust

1.     Approve to issue units in the Trust to the Manager,       Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 KIYO HOLDINGS,INC.                                                                          Agenda Number:  702015618
--------------------------------------------------------------------------------------------------------------------------
        Security:  J34728105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3253550002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KLOECKNER WERKE AKTIENGESELLSCHAFT                                                          Agenda Number:  701965975
--------------------------------------------------------------------------------------------------------------------------
        Security:  D39233107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  DE0006780000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 04 JUN 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       -1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report as well
       as the report by the Board of Managing Directors
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

3.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

4.     Appointment of Auditors for the 2009 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Frankfurt

5.     Amendment to the Articles of Association in               Mgmt          For                            For
       connection with the shareholder rights directive
       implementation law [ARUG] Section 18 shall
       be amended in respect of shareholders issuing
       proxy voting instruction in textual form




--------------------------------------------------------------------------------------------------------------------------
 KME GROUP SPA, FIRENZE                                                                      Agenda Number:  701680731
--------------------------------------------------------------------------------------------------------------------------
        Security:  T6291E137
    Meeting Type:  AGM
    Meeting Date:  15-Sep-2008
          Ticker:
            ISIN:  IT0004247273
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       16 SEP 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the Board report on the proposal to               Mgmt          No Action
       authorize to buy and to sell own ordinary and
       saving shares according to Articles 2357 and
       2357 TER of the civil code and to Article 132
       of the law decree dated on 23 FEB 1998 N. 58




--------------------------------------------------------------------------------------------------------------------------
 KME GROUP SPA, FIRENZE                                                                      Agenda Number:  701876801
--------------------------------------------------------------------------------------------------------------------------
        Security:  T6291E137
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  IT0004247273
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the balance sheet for the FYE 31 DEC              Mgmt          No Action
       08; Board of Directors report on the Company
       financial position and management activity;
       Internal Auditors report

2.     Appoint Board of Directors for the FYE on 31              Mgmt          No Action
       DEC 2009, 2010, 2011, upon statement of Members'
       number and the fixed annual fee as per Article
       21 [emolument] of the By-law

3.     Appoint Internal Auditors and its Chairman for            Mgmt          No Action
       the FYE on 31 Dec 2009, 2010, 2011; statement
       of the annual emolument to effective internal
       Auditors And the Chairman for the whole period

4.     Approve to integrate KPMG as the External Auditors'       Mgmt          No Action
       task as per Article 155 and following of the
       legislative decree 58/98 and subsequent review
       of emolument due for the FYE on 31 DEC 2008,
       2009, 2010, 2011, 2012, 2013, 2014 and 2015




--------------------------------------------------------------------------------------------------------------------------
 KOBAYASHI PHARMACEUTICAL CO.,LTD.                                                           Agenda Number:  702008308
--------------------------------------------------------------------------------------------------------------------------
        Security:  J3430E103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3301100008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Directors and Corporate Auditors

5      Amend the Compensation to be received by Directors        Mgmt          For                            For
       and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 KOEI CO.,LTD.                                                                               Agenda Number:  701797067
--------------------------------------------------------------------------------------------------------------------------
        Security:  J3474L104
    Meeting Type:  EGM
    Meeting Date:  26-Jan-2009
          Ticker:
            ISIN:  JP3286000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Create a Co-Holding Company, called KOEI TECMO            Mgmt          For                            For
       Holdings Company Limited,  by  Stock Transfer
       with TECMO Ltd.

2      Amend Articles to:   Disregard Record Date System         Mgmt          For                            For
       Due to Creating Co-Holding  Company




--------------------------------------------------------------------------------------------------------------------------
 KOENIG & BAUER AG, WUERZBURG                                                                Agenda Number:  701949589
--------------------------------------------------------------------------------------------------------------------------
        Security:  D39860123
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  DE0007193500
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 28 MAY 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and Group annual report

2.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

3.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

4.     Appointment of Auditors for the 2009 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Nuremberg

5.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the Company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at prices not deviating more than
       5% from the market price of the shares, on
       or before 17 DEC 2010, the Board of Managing
       Directors shall be authorized to dispose of
       the shares in a manner other than the Stock
       Exchange or an offer to all shareholders if
       the shares are sold at a price not materially
       below the market price of identical shares
       and to retire the shares




--------------------------------------------------------------------------------------------------------------------------
 KOHNAN SHOJI CO.,LTD.                                                                       Agenda Number:  701957194
--------------------------------------------------------------------------------------------------------------------------
        Security:  J3479K101
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3283750002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

5      Appoint a Substitute Corporate Auditor                    Mgmt          Abstain                        Against

6      Approve Payment of Bonuses to Directors                   Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 KOITO MANUFACTURING CO.,LTD.                                                                Agenda Number:  701996627
--------------------------------------------------------------------------------------------------------------------------
        Security:  J34899104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3284600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

3.20   Appoint a Director                                        Mgmt          For                            For

3.21   Appoint a Director                                        Mgmt          For                            For

3.22   Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Appoint Accounting Auditors                               Mgmt          For                            For

6      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 KOJIMA CO.,LTD.                                                                             Agenda Number:  702021887
--------------------------------------------------------------------------------------------------------------------------
        Security:  J34964106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3297380002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Adopt Reduction
       of         Liability System for Outside Directors,
       Adopt Reduction of Liability System   for Outside
       Auditors

3      Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors




--------------------------------------------------------------------------------------------------------------------------
 KOKUYO CO.,LTD.                                                                             Agenda Number:  701836516
--------------------------------------------------------------------------------------------------------------------------
        Security:  J35544105
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3297000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to the Updated Laws and    Regulaions, Allow
       Use of Electronic Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

6      Approve Payment of Bonuses to Directors                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KOMERI CO.,LTD.                                                                             Agenda Number:  702013513
--------------------------------------------------------------------------------------------------------------------------
        Security:  J3590M101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3305600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

6      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KOMORI CORPORATION                                                                          Agenda Number:  701991780
--------------------------------------------------------------------------------------------------------------------------
        Security:  J35931112
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3305800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Allow Use of Electronic Systems   for
       Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KONAMI CORPORATION                                                                          Agenda Number:  701988202
--------------------------------------------------------------------------------------------------------------------------
        Security:  J35996107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3300200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KONECRANES PLC, HYVINKAA                                                                    Agenda Number:  701824395
--------------------------------------------------------------------------------------------------------------------------
        Security:  X4550J108
    Meeting Type:  OGM
    Meeting Date:  12-Mar-2009
          Ticker:
            ISIN:  FI0009005870
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to scrutinize the minutes             Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Presentation of the annual accounts, the report           Non-Voting    No vote
       of the Board of Directors and the Auditor's
       report for the year 2008

7.     Adopt the annual accounts                                 Mgmt          For                            For

8.     Approve to pay a dividend of EUR 0.90 per share           Mgmt          For                            For

9.     Grant discharge from liability                            Mgmt          For                            For

10.    Approve the remuneration of the Board Members             Mgmt          For                            For

11.    Approve the number of Board Members                       Mgmt          For                            For

12.    Re-elect Messrs. S. Adde, K. Gran, S. Gustavson,          Mgmt          For                            For
       M. Kavetvuo, M. Persson and M. Silvennoinen
       as Board Members, and elect Messrs. T. Jarvinen,
       T. Billing as new Members

13.    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

14.    Elect the Auditor(s)                                      Mgmt          For                            For

15.    Amend the Articles of Association                         Mgmt          For                            For

16.    Authorize the Board to decide on acquiring the            Mgmt          For                            For
       Company's own shares

17.    Authorize the Board to decide on share issue              Mgmt          Against                        Against
       and granting of stock options and other rights
       entitling to Company shares

18.    Approve to issue stock options                            Mgmt          For                            For

19.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE BOSKALIS WESTMINSTER NV                                                         Agenda Number:  701924032
--------------------------------------------------------------------------------------------------------------------------
        Security:  N14952266
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  NL0000852580
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.     The discussion of the annual report of the Board          Non-Voting    No vote
       of Management relating to the Company's affairs
       and Management activities in the 2008 FY

3.A    Adopt the financial statements for the 2008               Mgmt          No Action
       FY

3.B    Discussion of the Report of the Supervisory               Non-Voting    No vote
       Board

4.A    Appropriation of the profit for 2008                      Non-Voting    No vote

4.B    Approve the dividend proposal                             Mgmt          No Action

5.     Grant discharge to the Members of the Board               Mgmt          No Action
       of Management in respect of their Management
       activities over the past FY

6.     Grant discharge to the Members of the Supervisory         Mgmt          No Action
       Board for their Supervision of the Management
       activities of the Board of Management during
       the past FY

7.i    Announcement of the vacancies on the Supervisory          Non-Voting    No vote
       Board and of the right of recommendation of
       the general meeting of shareholders

7.ii   Approve the decision not to have the general              Mgmt          No Action
       meeting of shareholders make recommendations
       to nominate Members of the Supervisory Board

7iiiA  Approve that, if no recommendations are submitted         Mgmt          No Action
       as referred to under 7(i), the proposal will
       be discussed to proceed, on the basis of the
       nomination of the Supervisory Board, with the
       appointment of Mr. Drs. H. Heemskerk as a Member
       of the Supervisory Board

7iiiB  Approve that, if no recommendations are submitted         Mgmt          No Action
       as referred to under 7(i), the proposal will
       be discussed to proceed, on the basis of the
       nomination of the Supervisory Board, with the
       appointment of Mr. Drs. M. Niggebrugge as a
       Member of the Supervisory Board

8.     Authorize the Board of Management to acquire              Mgmt          No Action
       shares in the capital of the Company

9.     Any other business                                        Non-Voting    No vote

10.    Close                                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE TEN CATE NV                                                                     Agenda Number:  701862612
--------------------------------------------------------------------------------------------------------------------------
        Security:  N5066Q164
    Meeting Type:  OGM
    Meeting Date:  09-Apr-2009
          Ticker:
            ISIN:  NL0000375749
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Announcements                                             Non-Voting    No vote

3.     Discussion of the 2008 annual report                      Non-Voting    No vote

4.A    Adopt the 2008 financial statements                       Mgmt          No Action

4.B    Adopt the appropriation of profit                         Mgmt          No Action

5.A    Grant discharge to the Members of the Executive           Mgmt          No Action
       Board

5.B    Grant discharge to the Members of the Supervisory         Mgmt          No Action
       Board

6.     Grant authority to purchase own shares                    Mgmt          No Action

7.A    Grant authority to issue shares                           Mgmt          No Action

7.B    Grant authority to limit the pre-emptive right            Mgmt          No Action

8.     Any other business                                        Non-Voting    No vote

9.     Close of the meeting                                      Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE VOPAK N V                                                                       Agenda Number:  701860505
--------------------------------------------------------------------------------------------------------------------------
        Security:  N5075T100
    Meeting Type:  OGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  NL0000393007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 02 APR 2009. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Approve the report of the Executive Board on              Mgmt          No Action
       the 2008 FY

3.     Adopt the financial statements for the 2008               Mgmt          No Action
       FY

4.     Reserves and dividend policy                              Non-Voting    No vote

5.     Approve the proposed distribution of dividend             Mgmt          No Action
       for the 2008 FY

6.     Amend the Articles of Association                         Mgmt          No Action

7.     Approve to agree to send shareholders information         Mgmt          No Action
       electronically

8.     Grant discharge the Members of the Executive              Mgmt          No Action
       Board for the pursued policy for the 2008 FY

9.     Grant discharge the Members of the Supervisory            Mgmt          No Action
       Board for the exercised supervision for the
       2008 FY

10.    Amend the remuneration policy for the Executive           Mgmt          No Action
       Board

11.    Re-appoint the Members of the Executive Board             Mgmt          No Action

12.    Approve the remuneration of the Members of the            Mgmt          No Action
       Supervisory Board 2009-2010

13.    Appoint the Member of the Supervisory Board               Mgmt          No Action

14.    Approve the purchasing authorization                      Mgmt          No Action

15.    Re-appoint the External Auditor for the 2009              Mgmt          No Action
       FY

16.    Any other business                                        Non-Voting    No vote

17.    Close                                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE WESSANEN N V NEW                                                                Agenda Number:  701859413
--------------------------------------------------------------------------------------------------------------------------
        Security:  N50783120
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  NL0000395317
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 01 APR 2009. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening of meeting                                        Non-Voting    No vote

2.     Receive report of the Managing Board on the               Non-Voting    No vote
       FY 2008

3.A    Approve the annual accounts on the FY 2009                Mgmt          No Action

3.B    Approve to declare a dividend over the fiscal             Mgmt          No Action
       year 2008 at EUR 0.20, this amount has been
       paid as an interim dividend in AUG 2008, so
       no final dividend will be paid

3.C    Grant discharge to the Managing Board in respect          Mgmt          No Action
       of the duties performed during the past FY

3.D    Grant discharge to the Supervisory Board in               Mgmt          No Action
       respect of the duties performed during the
       past FY

4.     Appoint KPMG Accountants NV as the Auditors               Mgmt          No Action
       responsible for Auditing the financial accounts
       for the year 2009

5.A    Appoint Mr. F. H. J. Koffrie as a Member of               Mgmt          No Action
       the Executive Board until the conclusion of
       the AGM of shareholders in 2010

5.B    Appoint Mr. F. E. Eelkman Rooda as a Member               Mgmt          No Action
       of the Executive Board until the conclusion
       of the AGM of shareholders in 2013

6.A    Re-appoint Mr. D. I. Jager as a Member of the             Mgmt          No Action
       Supervisory Board where all details are laid
       down in Article 2:158 Paragraph 5, Section
       2: 142 Paragraph 3 of the Dutch Civil Code
       are available for the general meeting of shareholders

6.B    Reappoint Mr. L. M. De Kool as a Member of the            Mgmt          No Action
       Supervisory Board where all details are laid
       down in Article 2:158 Paragraph 5, Section
       2: 142 Paragraph 3 of the Dutch Civil Code
       are available for the general meeting of shareholders

6.C    Reappoint Mr. F. Van Oers as a Member of the              Mgmt          No Action
       Supervisory Board where all details are laid
       down in Article 2:158 Paragraph 5, Section
       2: 142 Paragraph 3 of the Dutch Civil Code
       are available for the general meeting of shareholders

7.A    Approve to propose that the Managing Board subject        Mgmt          No Action
       to the approval of the Supervisory Board be
       designated for a period of 18 months as the
       body which is authorized to resolve to issue
       shares up to a number of shares not exceeding
       10% of the number of issued shares in the capital
       of the Company with an additional 10% in case
       of a merger or acquisition

7.B    Authorize the Managing Board under approval               Mgmt          No Action
       of the supervisory Board as the sole body to
       limit or exclude the preemptive right on new
       issued shares in the Company

8.     Authorize the Managing Board subject to the               Mgmt          No Action
       approval of the Supervisory Board, to cause
       the Company to acquire its own shares for valuable
       consideration, up to a maximum number which,
       at the time of acquisition, the Company is
       permitted to acquire pursuant to the provisions
       of Section 98, Subsection 2, of Book 2 of the
       Netherlands Civil Code, such acquisition may
       be effected by means of any type of contract,
       including stock exchange transactions and private
       transactions, the price must lie between EUR
       0.01 and an amount equal to 110% of the market
       price, by market price is understood the average
       of the closing prices reached by the shares
       on each of the 5 stock exchange business days
       preceding the date of acquisition, as evidenced
       by the official price list of Euronext Amsterdam
       NV; [Authority expires after 18 months on 22
       APR 2009]

9.     Other business and closing                                Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KOOR INDUSTRIES LTD, ROSH HAAYIN                                                            Agenda Number:  701908191
--------------------------------------------------------------------------------------------------------------------------
        Security:  M6384K112
    Meeting Type:  SGM
    Meeting Date:  11-May-2009
          Ticker:
            ISIN:  IL0006490127
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

1.     Approve the payment to IDB development Co. Ltd.,          Mgmt          Abstain                        Against
       controlling shareholder of the Company, of
       management fees as participation in the cost
       of the employment by IDB development of Mr.Haim
       Gavrieli, Director and Officer of IDB development,
       and of Mr. Lior Hannes, officer of IDB development
       and Director of IDB Holding Co., in the amount
       of NIS 1.2 Million in respect of each of them
       (NIS 2.4 million total) in recognition of their
       special efforts which contributed greatly to
       the activity of the Company including the profits
       of the Company resulting from realizations
       of the investment of the Company in Credit
       Suisse




--------------------------------------------------------------------------------------------------------------------------
 KOOR INDUSTRIES LTD, ROSH HAAYIN                                                            Agenda Number:  702005566
--------------------------------------------------------------------------------------------------------------------------
        Security:  M6384K112
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2009
          Ticker:
            ISIN:  IL0006490127
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

1.     Approve the financial statements and the Directors        Non-Voting    No vote
       report for the year 2008

2.1    Re-appoint Dr. Ayelet Ezer as an External Director        Mgmt          For                            For
       for an additional statutory 3 year period

2.2    Re-appoint Mr. Shlomo Reizman as an External              Mgmt          For                            For
       Director for an additional statutory 3 year
       period

3.     Re-appoint Accountant-Auditors and authorize              Mgmt          For                            For
       the Board to fix their fees




--------------------------------------------------------------------------------------------------------------------------
 KOSE CORPORATION                                                                            Agenda Number:  702008093
--------------------------------------------------------------------------------------------------------------------------
        Security:  J3622S100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3283650004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KOWLOON DEV CO LTD                                                                          Agenda Number:  701931051
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y49749107
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  HK0034000254
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited accounts together with the            Mgmt          For                            For
       reports of the Directors and Auditors thereon
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.i    Re-elect Mr. Keith Alan Holman as a Director              Mgmt          Against                        Against

3ii    Re-elect Ms. Ng Chi Man as a Director                     Mgmt          Against                        Against

3iii   Re-elect Mr. Or Pui Kwan as a Director                    Mgmt          Against                        Against

3iv    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Auditors' remuneration

4.     Re-appoint KPMG as Auditors and authorize the             Mgmt          For                            For
       Board of Directors to fix the Auditors' remuneration

5.     Authorize the Directors of the Company pursuant           Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       [a] during the Relevant Period [as specified]
       of all the powers of the Company to allot,
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including warrants,
       Bonds, debentures, notes and any securities
       which carry rights to subscribe for or are
       convertible into shares in the Company]; [b]
       authorize the Directors of the Company during
       the Relevant Period to make or grant offers,
       agreements and options [including warrants,
       Bonds, debentures, notes and any securities
       which carry rights to subscribe for or are
       convertible into shares in the company] which
       would or might require the exercise of such
       power after the end of the Relevant Period;
       [c] the aggregate nominal amount of share capital
       allotted or agreed [whether pursuant to an
       option or otherwise] by the Directors of the
       Company pursuant to the approval in Paragraph
       [A] of this resolution, otherwise than pursuant
       to [i] a Rights Issue [as specified], or [ii]
       an issue of shares upon the exercise of options
       granted under any Share Option Scheme adopted
       by the Company, or [iii] an issue of shares
       as scrip dividends or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Articles of
       Association of the Company, or [iv] an issue
       of shares in the Company upon the exercise
       of rights of subscription or conversion under
       the terms of any of the securities which carry
       rights to subscribe for or are convertible
       into shares of the Company, shall not exceed
       20% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this resolution and the said
       approval shall be limited accordingly; and
       [d] for the purpose of this resolution: "Relevant
       Period" mean the period from the passing of
       this resolution until whichever is the earliest
       of: [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law and/or the Company's
       Articles of Association to be held]

6.     Authorize the Directors of the Company [a] during         Mgmt          For                            For
       the Relevant Period [as specified] of all the
       powers of the Company to repurchase its own
       shares, subject to and in accordance with all
       applicable laws and requirements of the Rules
       Governing the Listing of Securities on The
       Stock Exchange of Hong Kong Limited, be generally
       and unconditionally approved; [b] the aggregate
       nominal amount of shares which may be repurchased
       on the Stock Exchange of Hong Kong or any Stock
       Exchange on which the shares of the Company
       may be listed and recognized for this purpose
       by the Securities and Futures Commission of
       Hong Kong and The Stock Exchange of Hong Kong
       Limited under the Code on share repurchases
       pursuant to the approval in Paragraph [a] of
       this resolution shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Law and/or the Company's Articles
       of Association to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, to extend the general mandate granted
       to the Directors of the Company pursuant to
       Resolution 5, by the addition thereto of an
       amount representing the aggregate nominal amount
       of share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to Resolution 6 as specified, provided
       that such amount not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing this
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 KRONES AG, NEUTRAUBLING                                                                     Agenda Number:  701946088
--------------------------------------------------------------------------------------------------------------------------
        Security:  D47441171
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2009
          Ticker:
            ISIN:  DE0006335003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 27 MAY 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report as well
       as the report by the Boar d of MDs pursuant
       to Sections 289[4 ] and 315[4] of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 37,025,676.78 as follows: Payment
       of a dividend of EUR 0.60 per no-par share
       EUR 180,000,000 shall be allocated to the other
       revenue reserves EUR 870,833.58 shall be carried
       for ward Ex-dividend and payable date: 18 JUN
       2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board Elect Messrs: Alexander Nerz, Philipp
       Graf von und zu Lerchenfeld to the Supervisory
       Board

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the Company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at prices neither deviating more than
       10% from the market price if the shares are
       acquired through the Stock Exchange, nor more
       than 20% from the market price if the shares
       are acquired by way of a public repurchase
       offer to all shareholders, on or before 16
       DEC 2010, the Board of MDs shall be authorize
       d to dispose of the shares in a manner other
       than the Stock Exchange or a rights offering
       if the shares are sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes, and to retire the
       shares

7.     Amendment to Section 16, regarding shareholders,          Mgmt          For                            For
       meetings being held at t he Company's seat,
       at the seat of a German stock exchange, or
       in Regensburg

8.     Amendment to the Articles of Association, in              Mgmt          Against                        Against
       respect of a new Section 5a being inserted,
       regarding Section 27a [1] of the Securities
       Trade Act not being applied

9.     Appointment of Auditors for the 2009 FY: Bayerische       Mgmt          For                            For
       Treuhandgesellschaft AG, Regensburg




--------------------------------------------------------------------------------------------------------------------------
 KUKA AKTIENGESELLSCHAFT, AUGSBURG                                                           Agenda Number:  701879403
--------------------------------------------------------------------------------------------------------------------------
        Security:  D3862Y102
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  DE0006204407
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 08 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements, the group annual report, and the
       reports pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 32,113,253.93 as follows: EUR
       32,113,253.93 shall be allocated to the revenue
       reserves

3.     Ratification of the acts of the Board of Management       Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Board of Managing Directors shall
       be authorized to acquire shares of the Company
       of up to 10% of the share capital, at a prices
       not deviating more than 10% from the market
       price of the shares on or before 30 SEP 2010,
       the Board of Managing Directors shall be authorized
       to use the shares for Mergers and acquisitions,
       to dispose of the shares in a manner other
       than the stock exchange or a rights offering
       if they are sold at a price not materially
       below their market price, to float the shares
       on foreign markets, to use the shares for remuneration
       purposes, and to retire the shares

6.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital, the creation of a new authorized
       capital, and the corresponding amendment to
       the Articles of Association, the existing authorization
       to increase the share capital by up to EUR
       34,500,000 shall be revoked, the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the share
       capital by up to EUR 34,500,000 through the
       issue of new shares against contributions in
       cash and/or kind, on or before 28 APR 2014
       [authorized capital II], shareholders shall
       be granted subscription rights except for residual
       amounts, for a capital increase of up to 10%
       of the share capital against contributions
       in cash if the shares are issued at a price
       not materially below their market price, for
       the issue of shares against contributions in
       kind, and in order to grant such rights to
       holders of convertible and/or option rights

7.     Amendment to 20(2)2 of the Article of Association,        Mgmt          For                            For
       in accordance with the implementation of the
       shareholders, Rights Act [ARUG] in respect
       of proxy-voting instructions being issued/withdrawn
       in writing

8.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Frankfurt

9.     Elect the supervisory Board: Messrs. Bernd Minning        Mgmt          For                            For
       and Till Reuter




--------------------------------------------------------------------------------------------------------------------------
 KUMAGAI GUMI CO.,LTD.                                                                       Agenda Number:  701990702
--------------------------------------------------------------------------------------------------------------------------
        Security:  J36705127
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3266800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Expand Business Lines, Reduce          Mgmt          For                            For
       Authorized Capital to 753,200,000 shs. due
       to the retirement of Class 1 Preferred Shares,
       Approve Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KUNGSLEDEN AB, STOCKHOLM                                                                    Agenda Number:  701852483
--------------------------------------------------------------------------------------------------------------------------
        Security:  W53033101
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  SE0000549412
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the AGM                                        Non-Voting    No vote

2.     Election of Mr. Bengt Kjell as a Chairman of              Non-Voting    No vote
       the AGM

3.     Drawing up and approval of the voting list                Non-Voting    No vote

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Elect one or more persons to verify the minutes           Non-Voting    No vote

6.     Determination as to whether the AGM has been              Non-Voting    No vote
       duly convened

7.     Report on the work of the Board of Director's             Non-Voting    No vote
       and the Committees of the Board of Director's

8.     Presentation of the annual report and the audit           Non-Voting    No vote
       report and the consolidated financial statements
       and the consolidated audit report for 2008
       and in this connection the Chief Executive
       Officer's report

9.a    Adopt the income statement and the balance sheet          Mgmt          For                            For
       and the consolidated income statement and the
       consolidated balance sheet for 2008

9.b    Approve a dividend of SEK 1.50 per share, the             Mgmt          For                            For
       record date for dividends is to be 27 APR 2009

9.c    Grant discharge from the personal liability               Mgmt          For                            For
       of the Board of Directors and the CEO for the
       year 2008

10.    Report on the work of the Election Committee              Non-Voting    No vote

11.    Approve the number of Members of the Board of             Mgmt          For                            For
       Directors at 8 and no Deputy Members

12.    Approve the remuneration to the Board of Directors,       Mgmt          For                            For
       for the Committee-work and to the Auditors
       as specified

13.    Elect Messrs. Bengt Kjell, Thomas Erseus, Magnus          Mgmt          For                            For
       Meyer, Jan Nygren, Jonas Nyren and Per-Anders
       Ovin as the Members to the Board of Directors
       and Mr. Charlotta Wikstrom as a new Member
       to the Board of Directors; and Mr. Bengt Kjell
       as the Chariman of the Board of Directors

14.    Approve the new instruction for the Election              Mgmt          For                            For
       Committee

15.    PLEASE NOTE THAT THIS IS A SHAHOLDERS PROPOSAL:           Shr           For                            Against
       elect Messrs. Carl Rosen [Andra AP-fonden],
       K.G. Lindvall [Swedbank Robur fonder] and Olle
       Floren [Olle Floren with Companies] as the
       Members to the Election Committee, furthermore,
       shall, according to the instruction, the Chairman
       of the Board of Directors be elected to a Member
       of the Election Committee

16.    Approve the guidelines concerning remuneration            Mgmt          For                            For
       and other employment terms for the executive
       Management as specified

17.    Approve the decision on allotment in accordance           Mgmt          For                            For
       with Kungsleden's Share Option Incentive Programme
       as specified

18.    Approve a Share Option Incentive Programme [last          Mgmt          For                            For
       year of 3 planned years] as specified

19.    Closing of AGM                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KURABO INDUSTRIES LTD.                                                                      Agenda Number:  701997390
--------------------------------------------------------------------------------------------------------------------------
        Security:  J36920106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3268800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 KUREHA CORPORATION                                                                          Agenda Number:  701991677
--------------------------------------------------------------------------------------------------------------------------
        Security:  J37049103
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3271600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KURIMOTO,LTD.                                                                               Agenda Number:  702015226
--------------------------------------------------------------------------------------------------------------------------
        Security:  J37178100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3270800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Reduction of Legal Reserve and Appropriation      Mgmt          For                            For
       of Profits

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KURITA WATER INDUSTRIES LTD.                                                                Agenda Number:  701993568
--------------------------------------------------------------------------------------------------------------------------
        Security:  J37221116
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3270000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KURODA ELECTRIC CO.,LTD.                                                                    Agenda Number:  701997364
--------------------------------------------------------------------------------------------------------------------------
        Security:  J37254109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3273000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations




--------------------------------------------------------------------------------------------------------------------------
 KWG PROPERTY HOLDING LTD                                                                    Agenda Number:  701930845
--------------------------------------------------------------------------------------------------------------------------
        Security:  G53224104
    Meeting Type:  AGM
    Meeting Date:  12-Jun-2009
          Ticker:
            ISIN:  KYG532241042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the report of the
       Directors of the Company [the Directors] and
       the Auditors' report of the Company for the
       YE 31 DEC 2008

2.     Declare the final dividend of RMB 3 cents per             Mgmt          For                            For
       share for the YE 31 DEC 2008 to the shareholders
       of the Company

3.A    Re-elect Mr. Kong Jian Min as an Executive Director       Mgmt          Against                        Against
       of the Company

3.B    Re-elect Mr. Kong Jian Tao as an Executive Director       Mgmt          Against                        Against
       of the Company

3.C    Re-elect Mr. He Wei Zhi as an Executive Director          Mgmt          Against                        Against
       of the Company

3.D    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors  fee

4.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       of the Company to fix their remuneration

5.     Authorize the Directors, during the relevant              Mgmt          For                            For
       period [as specified], to allot, issue and
       deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options [including but not limited
       to warrants, bonds and debentures convertible
       into shares of the Company] which might require
       the exercise of such power; to make or grant
       offers, agreements and options [including warrants,
       bonds and debentures convertible into shares
       of the Company] which would or might require
       the shares in the capital of the Company to
       be issued or allotted either during or after
       the end of the relevant period [as hereinafter
       defined]; the aggregate nominal amount of share
       capital allotted or agreed conditionally or
       unconditionally to be allotted or issued [whether
       pursuant to an option or otherwise] by the
       Directors pursuant to the approval in this
       resolution, otherwise than pursuant to: i)
       a Rights Issue [as hereinafter defined]; or
       ii) an issue of shares upon the exercise of
       options which may be granted under any share
       option scheme or under any option scheme or
       similar arrangement for the time being adopted
       for the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       or any other person of shares or rights to
       acquire shares of the Company; or iii) any
       scrip dividend schemes or similar arrangements
       providing for the allotment and issue of shares
       in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the articles of association of the Company,
       shall not exceed 20% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of the passing of this resolution
       and the said approval shall be limited accordingly;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws of the Cayman Islands to be held]

6.     Authorize the Directors, during the Relevant              Mgmt          For                            For
       Period [as specified], to repurchase shares
       of the Company subject to and in accordance
       with all applicable laws and/or the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       [Listing Rules] as amended from time to time,
       to purchase its shares at a price determined
       by the Directors; the aggregate nominal amount
       of the shares of the Company which are authorized
       to be repurchased by the Directors pursuant
       to the approval in this resolution shall not
       exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of the passing of this resolution;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws of the Cayman Islands to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       Nos. 5 and 6 of this notice being passed, the
       general mandate granted to the Directors pursuant
       to Resolution No. 5 be extended by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company purchased by the Company under the
       authority granted pursuant to the Resolution
       No. 6, provided that such amount shall not
       exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 KYODO PRINTING CO.,LTD.                                                                     Agenda Number:  702008702
--------------------------------------------------------------------------------------------------------------------------
        Security:  J37522109
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3252800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Abstain                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 KYOEI STEEL LTD.                                                                            Agenda Number:  702013498
--------------------------------------------------------------------------------------------------------------------------
        Security:  J3784P100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3247400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Directors and Corporate Auditors

4      Amend the Compensation to be received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KYOWA EXEO CORPORATION                                                                      Agenda Number:  701984711
--------------------------------------------------------------------------------------------------------------------------
        Security:  J38232104
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3254200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Reduce Board
       Size to 15

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

6.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

7.     Amend the Compensation to be received by Directors        Mgmt          For                            For
       and Corporate Auditors

8.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options to employees , etc .




--------------------------------------------------------------------------------------------------------------------------
 KYOWA HAKKO KIRIN CO.,LTD.                                                                  Agenda Number:  702003815
--------------------------------------------------------------------------------------------------------------------------
        Security:  J38296117
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3256000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Change Fiscal
       Year End to  Dec. End

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan for Directors




--------------------------------------------------------------------------------------------------------------------------
 KYUDENKO CORPORATION                                                                        Agenda Number:  702005061
--------------------------------------------------------------------------------------------------------------------------
        Security:  J38425104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3247050002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 LA SEDA DE BARCELONA SA LSB, BARCELONA                                                      Agenda Number:  701983341
--------------------------------------------------------------------------------------------------------------------------
        Security:  E87611120
    Meeting Type:  OGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  ES0175290115
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, the Management               Mgmt          No vote
       report and the Board Management of the Company
       and its consolidated group

2.     Approve the application of the result                     Mgmt          No vote

3.1    Re-elect Mr. Joan Castells as a Sunday Board              Mgmt          No vote
       Member

3.2    Ratify Mr. Inverland Dulce as a Sunday Board              Mgmt          No vote
       Member

4.     Authorize the Board for the acquisition of own            Mgmt          No vote
       shares

5.     Approve the report about the Article 116 BIS              Mgmt          No vote
       of the Stock Market Law

6.     Authorize the Board to increase the share capital         Mgmt          No vote
       and to issue bonds, promissory notes and other
       fixed income securities

7.     Re-elect Horwath Auditores Espana S.L as the              Mgmt          No vote
       Auditors

8.     Approve the delegation of powers                          Mgmt          No vote

9.     Approve the minutes                                       Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 LABORATORIOS ALMIRALL, SA, BARCELONA                                                        Agenda Number:  701829826
--------------------------------------------------------------------------------------------------------------------------
        Security:  E7131W101
    Meeting Type:  OGM
    Meeting Date:  22-May-2009
          Ticker:
            ISIN:  ES0157097017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the Lab Almirall accounts for 2008                Mgmt          For                            For

2.     Approve the Lab Almirall group consolidated               Mgmt          For                            For
       annual account for 2008

3.     Approve the Social Management for 2008                    Mgmt          For                            For

4.     Approve the application of the results of 2008            Mgmt          For                            For

5.     Re-appoint the Auditors for Lab Almirall                  Mgmt          For                            For

6.     Re-appoint the Auditors for the group led by              Mgmt          For                            For
       Lab Almirall

7.     Approve to change name to Almirall S.A., with             Mgmt          For                            For
       the subsequent modification of Article 1 of
       the Bylaws

8.     Authorize the Board to execute the Agreements             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LAIRD PLC, LONDON                                                                           Agenda Number:  701857306
--------------------------------------------------------------------------------------------------------------------------
        Security:  G53508175
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  GB00B1VNST91
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report of the Directors             Mgmt          For                            For
       and the accounts for the YE 31 DEC 2008

2.     Approve the Directors remuneration report as              Mgmt          For                            For
       set out in the report and accounts for the
       YE 31 DEC 2008

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. N.J. Keen as a Director                      Mgmt          For                            For

5.     Re-elect Sir Christopher Hum as a Director                Mgmt          For                            For

6.     Re-elect Professor M J Kelly as a Director                Mgmt          For                            For

7.     Re-elect Mr. A J Reading as a Director                    Mgmt          For                            For

8.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          Against                        Against
       and authorize the Board to fix their remuneration

9.     Authorize the share capital of the Company be             Mgmt          For                            For
       increased from GBP 70,000,000 to GBP 90,000,000
       by the creation of 71,111,111 ordinary shares
       of 28.125p each identical and ranking pari
       passu with the existing authorized but unissued
       shares of 28.125p each in the capital of the
       Company

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985, to
       exercise all the powers of the Company to allot
       relevant securities [Section 80[2] of the Companies
       Act 1985],[a] up to an aggregate nominal amount
       of GBP 16,643,887;[b] equity securities[as
       define in section 94 of he Companies Act 1985]
       up to an aggregate nominal amount [when added
       to any allotments made under [a]above] of GBP
       33,287,775 in connection with or pursuant to
       an offer or invitation by way of right issue
       in favor of holders of ordinary shares in proportion
       [as nearly as practicable] to the respective
       number of ordinary shares held by them on the
       record date for such allotment,[and holders
       of any other class of equity securities entitled
       to participate therein or if the Directors
       consider it necessary as permitted by the rights
       of those securities]; [Authority expires during
       the period from the date of passing of this
       resolution until the conclusion of the next
       AGM of the Company or, if earlier, 08 AUG 2010];
       to allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 10 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities [Section 94 of the Companies Act
       1985] for cash pursuant to the authority conferred
       on the Directors by Resolution 10 as specified;
       sell relevant shares [Section 94[5] of the
       Act] held by the Company as treasury shares;
       as if Section 89[1] of the said Act]; to the
       allotment of equity securities a] for cash
       and the sale of treasury shares in connection
       with a rights issue in favour of ordinary shareholders
       where the equity securities attributable to
       the respective interests of all ordinary shareholders
       are proportionate [as nearly as practicable]
       to the respective numbers of ordinary shares
       held by them on the record date for such allotment,
       but subject always to such exclusions or other
       arrangements as the Directors may deem fit
       to deal with fractional entitlements, treasury
       shares, record dates or legal or practical
       problems arising in respect of any overseas
       territory; and b] up to an aggregate nominal
       amount of GBP 2,496,583; [Authority expires
       during the period from the date of passing
       of this resolution until the conclusion of
       the next AGM of the Company or, if earlier,
       08 AUG 2010]; to allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.12   Authorize the Company, to make market purchases           Mgmt          For                            For
       Section 166 of the Companies Act 1985[with
       the meaning of section 163 of the Companies
       Act 1985] of any of its ordinary shares of
       28.125p each [the ordinary share]on such terms
       and in such manners as the Directors may from
       time to time determine, provided that : a]
       the maximum number of ordinary shares to be
       purchased is 17,753,480, representing 10% of
       the issued share capital at 10 MAR 2009; b]
       the minimum price which may be paid for each
       ordinary share is 28.125p, exclusive of the
       expenses of purchase; c] the maximum price
       which may be paid for each ordinary share is
       an amount to 105% of the average middle market
       quotations for the ordinary shares of the Company
       as derived from the Daily Official List of
       the London Stock Exchange, for the 5 business
       days immediately preceding the day on which
       such ordinary share is contracted to be purchased;
       [Authority expires at the conclusion of the
       next AGM of the Company or, if earlier 08 AUG
       2010]; the Company, before the expiry, may
       make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.13   Approve the general meeting of the Company [other         Mgmt          Against                        Against
       than an AGM] may be called on not less than
       14 clear day's notice




--------------------------------------------------------------------------------------------------------------------------
 LAURENTIAN BANK OF CANADA, MONTREAL                                                         Agenda Number:  701804418
--------------------------------------------------------------------------------------------------------------------------
        Security:  51925D106
    Meeting Type:  AGM
    Meeting Date:  10-Mar-2009
          Ticker:
            ISIN:  CA51925D1069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive the consolidated financial statements          Non-Voting    No vote
       of the Bank for the YE 31 OCT 2008 and the
       Auditor's report thereon

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTIONS
       3, 4, 5, 6 AND 7 AND 'IN FAVOR' OR 'WITHHOLD'
       ONLY FOR RESOLUTION NUMBERS 1.1 TO 1.13 AND
       2. THANK YOU.

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS. THANK
       YOU.

1.1    Elect Ms. Lise Bastarache as a Director                   Mgmt          For                            For

1.2    Elect Mr. Jean Bazin as a Director                        Mgmt          For                            For

1.3    Elect Mr. Richard Belanger as a Director                  Mgmt          For                            For

1.4    Elect Ms. Eve-Lyne Biron as a Director                    Mgmt          For                            For

1.5    Elect Ms. Isabelle Courville as a Director                Mgmt          For                            For

1.6    Elect Mr. L. Denis Desautels as a Director                Mgmt          For                            For

1.7    Elect Mr. Pierre Genest as a Director                     Mgmt          For                            For

1.8    Elect Mr. Michel Labonte as a Director                    Mgmt          For                            For

1.9    Elect Mr. Pierre Michaud as a Director                    Mgmt          For                            For

1.10   Elect Mr. Carmand Normand as a Director                   Mgmt          For                            For

1.11   Elect Ms. Jacqueline C. Orange as a Director              Mgmt          For                            For

1.12   Elect Mr. Rejean Robitaille as a Director                 Mgmt          For                            For

1.13   Elect Mr. Jonathan I. Wener as a Director                 Mgmt          For                            For

2.     Appoint Ernst & Young, LLP as the Auditor                 Mgmt          For                            For

3.     PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL NO. 1: adopt a policy providing that,
       in the event of a change of control, officers
       who benefit from a variable compensation plan
       related to the Corporation's stock price can
       only realize the proceeds at the average closing
       price of the stock during the fourth month
       prior to the announcement of the transaction

4.     PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           For                            Against
       PROPOSAL NO. 2: adopt a Governance Rule providing
       that the compensation policy for Senior Management
       be subject to a consultative shareholder vote

5.     PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL NO. 3: adopt a policy providing that
       50% of new nominees for election as Directors
       be women until gender parity is achieved

6.     PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL NO. 4: adopt the same independence
       policy for the Members of the Compensation
       Committee and external compensation consultants
       as is in place for the Members of the Audit
       Committee and the External Auditors

7.     PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL NO. 5: adopt a Rule of Governance
       limiting the number of the Boards on which
       any of its Members can sit to 4

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 LE CARBONE LORRAINE SA                                                                      Agenda Number:  701773966
--------------------------------------------------------------------------------------------------------------------------
        Security:  F13755115
    Meeting Type:  EGM
    Meeting Date:  12-Dec-2008
          Ticker:
            ISIN:  FR0000039620
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting    No vote
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

E.1    Approve to reduce the duration of the term of             Mgmt          For                            For
       office of Directors and shall be 4 years instead
       of 6 years and consequently, amend the Article
       17 of Bylaws duration of the term of office
       of Directors renewal of the Board

E.2    Approve to issue in favor of societe generale,            Mgmt          For                            For
       warrants binding the beneficiary to subscribe
       to new shares of the Company on request, the
       maximum nominal amount of new shares to be
       issued shall not exceed EUR 5,000,000.00 subscription
       price per warrant EUR 0.01 [Authority expires
       at 18 months period] the shareholders meeting
       decide to cancel the shareholders preferential
       subscription rights in favor of Societe generale,
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities

E.3    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on 1 or more occasions, at
       its sole discretion in favor of employees of
       the Company who are Members of a Company savings
       plan, [Authority is given for a 26 month period]
       and for a nominal amount that shall not exceed
       EUR 300,000.00, the shareholders meetings decides
       to cancel the shareholders preferential subscription
       in favor of employees, authorize the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities, this
       authorization supersedes the fraction unused
       of the authorization on granted by the shareholders
       meeting of 21 MAY 2008 in its resolution number
       18

E.4    Authorize the Board of Directors to grant in              Mgmt          For                            For
       1 or more transactions to employees and corporate
       officers options giving the right either to
       subscribe for new shares in the Company to
       be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company it being provided that the options
       shall not give rights to a total number of
       shares which shall not exceed 2% of the capital
       of the present, [Authority is granted for a
       38 month period], the shareholders meeting
       decides to cancel the shareholders preferential
       subscription rights, this delegation of powers
       supersedes any and all earlier delegations
       to the same effect, authorize the Board of
       Directors to take all necessary formalities

E.5    Authorize the Board of Directors to grant for             Mgmt          For                            For
       free on 1 or more occasions existing or future
       shares in favor of the employees or managers
       who are not corporate officers of the Company
       and related Companies they may not be represent
       more than 0.3% of the share capital, [Authority
       is given for a 38 month period]

E.6    Grant full powers to the bearer of the original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings publications and other
       formalities prescribed by law

O.7    Appoint Mr. Dominique Gaillard as a Director              Mgmt          For                            For
       for a 4 year period

O.8    Appoint Mr. Yann Chareton as a Director for               Mgmt          For                            For
       a 4 year period

O.9    Appoint Mr. Marc Speeckaert as a Director for             Mgmt          For                            For
       a 4 year period

O.10   Approve the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by the Article L.225.38
       of the French Commercial Code, approves said
       report and the agreements refereed to therein

O.11   Grant full powers to the bearer of the original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings publications and other
       formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 LEE & MAN PAPER MFG LTD                                                                     Agenda Number:  701670792
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5427W122
    Meeting Type:  AGM
    Meeting Date:  01-Sep-2008
          Ticker:
            ISIN:  KYG5427W1226
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Company for the YE 31 MAR 2008

2.i    Declare a final dividend for the YE 31 MAR 2008           Mgmt          For                            For

2.ii   Re-elect Professor Poon Chung Kwong as a Non-Executive    Mgmt          Against                        Against
       Director of the Company

2.iii  Re-elect Ms. Law Kar Shui Elizabeth as an Independent     Mgmt          For                            For
       Non-Executive Director of the Company

2.iv   Re-elect Mr. Peter A. Davies as an Independent            Mgmt          For                            For
       Non-Executive Director of the Company

2.v    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to renew the Director's service contract for
       Mr. Li King Wai Ross, an Executive Director
       of the Company, and to fix the remuneration
       of all Directors of the Company who are newly
       elected or re-elected at the AGM provided that
       the total amount [excluding bonuses in favor
       of Executive Directors] shall not exceed the
       amount of HKD 12,000,000 for the YE 31 MAR
       2009, the bonuses in favour of the Executive
       Directors shall be decided by the majority
       of the Board of Directors of the Company provided
       that the total amount of bonus payable to all
       the Directors in respect of any one FY shall
       not exceed 10% of the consolidated profit after
       taxation of the Group for the relevant year

2.vi   Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors for the ensuing year and authorize
       the Board of Directors to fix their remuneration

3.i    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to allot, issue and deal with additional shares
       in the capital of the Company and to make or
       grant offers, agreements and options during
       and after the relevant period, shall not exceed
       20% of the aggregate nominal amount of the
       issued share capital of the Company, otherwise
       than pursuant to a rights issue; or the exercise
       of subscription rights under the share option
       scheme of the Company adopted on 11 SEP 2003;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       law to be held]

3.ii   Authorize the Board of Directors of the Company           Mgmt          For                            For
       to purchase its own shares during the relevant
       period, subject to and in accordance with all
       applicable laws and the requirements of the
       Rules Governing the Listing of Securities on
       the Stock Exchange, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required to
       be held by any other applicable law of the
       Cayman Islands or the Articles of Association
       of the Company]

3.iii  Approve, conditional upon the passing of Resolution       Mgmt          For                            For
       3(ii) above being passed, the aggregate nominal
       amount of the number of shares in the capital
       of the Company which are repurchased by the
       Company pursuant to Resolution 3(ii), be added
       to the aggregate nominal amount of the share
       capital of the Company that may be allotted
       or agreed by the Board of Directors of the
       Company pursuant to Resolution 3(i) above

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LEE & MAN PAPER MFG LTD                                                                     Agenda Number:  701704264
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5427W122
    Meeting Type:  EGM
    Meeting Date:  26-Sep-2008
          Ticker:
            ISIN:  KYG5427W1226
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the grant to Mr. Lee Man Chun Raymond             Mgmt          For                            For
       of the share options under the Share Option
       Scheme of the Company adopted on 11 SEP 2003
       [the "Share Option Scheme"] to subscribe for
       30,000,000 ordinary shares of HKD 0.10 each
       [the "Shares"] at the subscription price of
       HKD 7.488 per Share, as specified

2.     Approve the grant to Mr. Lee Man Bun of the               Mgmt          For                            For
       share options under the Share Option Scheme
       to subscribe for 20,000,000 shares at the subscription
       price of HKD 7.488 per share, as specified




--------------------------------------------------------------------------------------------------------------------------
 LEMMINKAEINEN CORPORATION                                                                   Agenda Number:  701817249
--------------------------------------------------------------------------------------------------------------------------
        Security:  X4894Y100
    Meeting Type:  AGM
    Meeting Date:  17-Mar-2009
          Ticker:
            ISIN:  FI0009900336
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the Meeting                                    Non-Voting    No vote

2.     Matters of order for the meeting                          Non-Voting    No vote

3.     Election of person to confirm the minutes                 Non-Voting    No vote

4.     Election of persons to verify the counting of             Non-Voting    No vote
       votes

5.     Recording the legal convening of the meeting              Non-Voting    No vote
       and the establishment of a quorum

6.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

7.     Presentation of the financial statements, consolidated    Non-Voting    No vote
       financial statements, report of the Board of
       Directors and the Auditor's report for the
       accounting period 01 JAN 2008 to 31 DEC 2008

8.     Adopt the financial statement                             Mgmt          Abstain                        Against

9.     Approve the actions on profit or loss, Boards             Mgmt          For                            For
       proposal to pay dividend EUR 0.90 per share

10.    Grant discharge the Members of the Board of               Mgmt          Abstain                        Against
       Directors and the Managing Director from liability

11.    Approve the remuneration of the Members of the            Mgmt          For                            For
       Board of Directors

12.    Approve the number of Members of the Board of             Mgmt          For                            For
       Directors

13.    Re-elect Messrs. B.Brunow, J.Makinen, K.Pentti-Von        Mgmt          For                            For
       Walzel and T.Taberman and M.Makinen and H.Raty
       as the new Members

14.    Approve the remuneration of the Auditor                   Mgmt          For                            For

15.    Re-elect PricewaterhouseCoopers Oy as the Auditor         Mgmt          For                            For

16.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 LEONI AG, NUERNBERG                                                                         Agenda Number:  701882753
--------------------------------------------------------------------------------------------------------------------------
        Security:  D50120134
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  DE0005408884
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements, the Group annual report, the reports
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code, and the proposal of
       the Board Managing Directors on the appropriation
       of the distribution profit

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 11,821,765.80 as follows: payment
       of a dividend of EUR 0.20 per no-par share,
       EUR 6,475,765.80 shall be carried forward,
       Ex-dividend and payable date: 15 MAY 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       Ernst + Young AG, Stuttgart

6.     Election of Dr. Bernd Roedl to the Supervisory            Mgmt          For                            For
       Board

7.     Authorization to acquire own shares, the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, through the
       Stock Exchange at a price neither more than
       10% above nor more than 30% below the market
       price of the shares, or by way of a repurchase
       offer at a price neither more than 20% above
       nor more than 30% below the market price of
       the shares, on or before 13 NOV 2010, the Board
       of Managing Directors shall be authorized to
       dispose of the shares in a manner other than
       the Stock Exchange or a rights offering if
       they are sold at a price not materially below
       their market price or used for acquisition
       purposes, the Board of Managing Directors shall
       also be authorized to use the shares for satisfying
       conversion or option rights, and to retire
       the shares

8.     Amendment to Section 4(3) of the Article of               Mgmt          Against                        Against
       Association in respect of the Company's share
       register being amended to comply with the new
       statutory regulations

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 LIFE CORPORATION                                                                            Agenda Number:  701954996
--------------------------------------------------------------------------------------------------------------------------
        Security:  J38828109
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3966600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions, Allow Use of Electronic
       Systems for Public Notifications

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 LIFESTYLE INTERNATIONAL HOLDINGS LTD                                                        Agenda Number:  701652566
--------------------------------------------------------------------------------------------------------------------------
        Security:  G54856128
    Meeting Type:  EGM
    Meeting Date:  29-Jul-2008
          Ticker:
            ISIN:  KYG548561284
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the form and substance of the subscription        Mgmt          For                            For
       agreement proposed to be entered into by EganaGoldpfeil
       [Holdings] Limited ['Egana'], Horizon Asset
       Holdings Ltd, [the 'Bond Issuer'], Win Promise
       Limited [the 'Equity Subscriber'], Treasure
       Focus Ltd. [the 'Bond Subscriber'] and Lifestyle
       International Holdings Limited ['Lifestyle']
       [the 'Subscription Agreement'] in relation
       to, among other matters, the subscription by
       the Equity Subscriber of 4,342,642,652 shares
       of Egana and the subscription by the Bond Subscriber
       of convertible bonds to be issued by the Bond
       Issuer, the principal terms of which are set
       out in the circular of Lifestyle to its shareholders
       dated 30 JUN 2008 [as specified]; and authorize
       the Directors of Lifestyle ['Lifestyle Directors']
       or a duly Committee of the Board of Lifestyle
       Directors to do all such acts and things [including,
       without limitation, signing, executing [under
       hand or under seal], perfecting and delivery
       of all agreements, documents and instruments]
       which are in their opinion necessary, appropriate,
       desirable or expedient to implement or to give
       effect to the terms of the Subscription Agreement
       and all transactions contemplated thereunder
       and all other matters incidental thereto or
       in connection therewith and to agree to and
       make such variation, amendment and waiver of
       any of the matters relating thereto or in connection
       therewith that are, in the opinion of the Lifestyle
       Directors, not material to the terms of the
       Subscription Agreement and all transactions
       contemplated thereunder and are in the interests
       of Lifestyle




--------------------------------------------------------------------------------------------------------------------------
 LIFESTYLE INTL HLDGS LTD                                                                    Agenda Number:  701815168
--------------------------------------------------------------------------------------------------------------------------
        Security:  G54856128
    Meeting Type:  EGM
    Meeting Date:  03-Mar-2009
          Ticker:
            ISIN:  KYG548561284
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''FOR" OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Approve to cancel the outstanding options to              Mgmt          Against                        Against
       subscribe for shares of the Company of HKD
       0.005 each which have been granted to the employees
       of the Company and its subsidiaries [other
       than Mr. Lau Luen-hung, Thomas] on 31 AUG 2007
       pursuant to the share option scheme of the
       Company adopted on 27 MAR 2004 but not exercised
       as at the date of the passing of this resolution,
       and authorize the Directors of the Company
       to do all such acts, execute all such documents
       and deeds as they in their absolute discretion
       consider necessary, desirable or expedient
       to give effect to the foregoing

2.     Approve, the cancellation of the outstanding              Mgmt          Against                        Against
       option to subscribe for shares of the Company
       of HKD 0.005 each [each a Share] which have
       been granted to Mr. Lau Luen-hung, Thomas [Mr.
       Thomas Lau] on 31 AUG 2007 pursuant to the
       share option scheme of the Company adopted
       on 27 MAR 2004 [the Share Option Scheme] but
       not exercised as at the date of the passing
       of this resolution [the 2007 Director Option],
       and the grant of a new option pursuant to the
       Share Option Scheme which will entitle Mr.
       Thomas Lau to subscribe for such number of
       Shares equivalent to the number of Shares subject
       to the 2007 Director Option in replacement
       of the 2007 Director Option [the New Director
       Option] [as specified] and authorize the Directors
       of the Company to do all such acts, execute
       all such documents and deeds as they in their
       absolute discretion consider necessary, desirable
       or expedient to give effect to the foregoing

3.     Approve and adopt, conditional upon the Listing           Mgmt          For                            For
       Committee of The Stock Exchange of Hong Kong
       Limited granting the approval of the listing
       of, and permission to deal in, the shares in
       the capital of the Company [each a Share] which
       may fall to be issued by the Company pursuant
       to a new share option scheme of the Company
       [as specified] [the New Share Option Scheme],
       and with effect from the date of the New Share
       Option Scheme becoming unconditional, the existing
       share option scheme of the Company adopted
       on 27 MAR 2004 be terminated therefrom and
       authorize the Directors of the Company to allot
       and issue Shares pursuant to the exercise of
       any options which may fall to be granted under
       the New Share Option Scheme and to take such
       steps and do all such acts, execute all such
       documents and deeds as they in their absolute
       discretion consider necessary, desirable or
       expedient to give effect to the New Share Option
       Scheme




--------------------------------------------------------------------------------------------------------------------------
 LIFESTYLE INTL HLDGS LTD                                                                    Agenda Number:  701859689
--------------------------------------------------------------------------------------------------------------------------
        Security:  G54856128
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  KYG548561284
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited consolidated             Mgmt          For                            For
       financial statements of the Company and the
       reports of the Directors and the Auditors for
       the YE 31 DEC 2008

2.     Approve the final dividend for the YE 31 DEC              Mgmt          For                            For
       2008

3.1    Re-elect Mr. Doo Wai-Hoi William as an Executive          Mgmt          Against                        Against
       Director

3.2    Re-elect Mr. Lau Luen-Hung Joseph as a Non-Executive      Mgmt          Against                        Against
       Director

3.3    Re-elect Mr. Hui Chiu-Chung Stephen as an Independent     Mgmt          For                            For
       Non-Executive Director

3.4    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors and authorize the Board of
       Directors to fix their remuneration

5.a    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares of the Company of HKD 0.005 each
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange ] or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and requirements of
       the Rules Governing the Listing of Securities
       on the Stock Exchange as amended from time
       to time [the Listing Rules] during the relevant
       period; the aggregate nominal amount of the
       shares of the Company to be repurchased by
       the Directors of the Company pursuant to the
       approval in this resolution shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing of this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles of the Company to be held]

5.b    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and otherwise deal with additional ordinary
       shares of the Company and to make or grant
       offers, agreements, options and rights of exchange
       or conversion which might require the exercise
       of such powers, subject to and in accordance
       with all applicable laws; during the relevant
       period, shall note exceed 20% of the aggregate
       nominal amount of the share capital of the
       Company, otherwise than pursuant to i) a Rights
       Issue; or ii) the exercise of any options granted
       under the share option scheme or similar arrangement
       for the time being adopted or to be adopted
       for the grant or issue of options to subscribe
       for, or rights to acquire shares of the Company
       approved by the Stock Exchange; or iii) any
       scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Articles of
       the Company; "Rights Issue" means the allotment,
       issue or grant of shares open for a period
       fixed by the Directors to holders of the shares
       or any class of shares thereof on the register
       of members on a fixed record date in proportion
       to their then holdings of such shares [subject
       to such exclusions or other arrangements as
       the Directors of the Company may deem necessary
       or expedient in relation to fractional entitlements
       or having regard to any restrictions or obligations
       under the laws of any relevant jurisdiction,
       or the requirements of any recognized regulatory
       body or any stock exchange in, any territory
       applicable to the Company]

5.c    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5A and 5B, to the general mandate granted to
       the Directors of the Company pursuant to Resolution
       5B by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company as stated in Resolution 5A above
       provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 LINAMAR CORP                                                                                Agenda Number:  701879112
--------------------------------------------------------------------------------------------------------------------------
        Security:  53278L107
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  CA53278L1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS 1 AND 2. THANK YOU.

       Receive the financial statements for the FYE              Non-Voting    No vote
       31 DEC 2008 and the accompanying Auditors'
       report

1.     Re-appoint PricewaterhouseCoopers LLP, Chartered          Mgmt          For                            For
       Accountants as the Auditors of the Corporation
       and authorize the Directors to fix their remuneration

2.     Elect 6 persons as the Directors of the Corporation       Mgmt          Against                        Against
       as specified

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 LINDAB INTERNATIONAL AB, BASTAD                                                             Agenda Number:  701879213
--------------------------------------------------------------------------------------------------------------------------
        Security:  W56316107
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  SE0001852419
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the AGM and elect Mr. Svend Holst-Nielsen      Mgmt          For                            For
       as a Chairman of the meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect 2 persons to verify the minutes together            Mgmt          For                            For
       with the Chairman

5.     Approve the determination of whether the meeting          Mgmt          For                            For
       has been duly convened

6.     Receive the report by the President                       Mgmt          For                            For

7.     Receive the annual accounts and the Auditors              Mgmt          For                            For
       report, and the consolidated accounts and the
       Auditor's report on the consolidated accounts,
       for the FY 2008

8.a    Adopt the income statement and balance sheet              Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet for the FY 2008

8.b    Approve the dividend of SEK 2.75 per share shall          Mgmt          For                            For
       be declared for the FY 2008; the proposed record
       day is Monday 11 MAY 2009; upon resolution
       in accordance with the proposal by the AGM,
       the dividend is estimated to be issued by Euroclear
       Sweden AB on Thursday 14 MAY 2009

8.c    Grant discharge from liability for the Board              Mgmt          For                            For
       of Directors and the President

9.     Approve the number of Board Members to be elected         Mgmt          For                            For
       at 8 without deputies of AGM

10.    Approve the fees to Members of the Board remain           Mgmt          For                            For
       unchanged and that the Board fees amount to
       SEK 2,800,000 in total, to be distributed as
       follows: SEK 650,000 to the Chairman of the
       Board, SEK 300,000 to each of the other elected
       Members of the Board not employed by the Company
       and SEK 25,000 to each of the ordinary employee
       representatives; the fees to the Audit Committee
       shall amount to SEK 90,000 in total, and be
       allocated as follows: SEK 30,000 to the Chairman
       and SEK 20,000 to the other 3 Members; and
       the Auditors fees should be paid in accordance
       with agreement with the Company

11.    Re-elect Mr. Svend Holst-Nielsen as the Chairman          Mgmt          For                            For
       of the Board and Messrs Stig Karlsson, Anders
       C. Karlsson, Hans-Olov Olsson and Annette Sadolin
       as the Board Members; and elect Messrs. Erik
       Eberhardson, Per Frankling and Ulf Gundemark
       is also proposed

12.    Approve regarding the Nomination Committee as             Mgmt          For                            For
       specified

13.    Approve regarding guidelines for the remuneration         Mgmt          For                            For
       to Senior Executives as specified

14.    Approve regarding the directed issue of subscription      Mgmt          For                            For
       warrants and approval of transfer of subscription
       warrants and shares [Incentive programme2009/2012]
       as specified

15.    Amend Section 8 in the Articles of Association            Mgmt          For                            For
       as specified

16.    Conclusion of the AGM                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LINTEC CORPORATION                                                                          Agenda Number:  702001087
--------------------------------------------------------------------------------------------------------------------------
        Security:  J13776109
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3977200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

3      Approve Renewal and Extension of Anti-Takeover            Mgmt          Against                        Against
       Defense Measures




--------------------------------------------------------------------------------------------------------------------------
 LION CORPORATION                                                                            Agenda Number:  701831085
--------------------------------------------------------------------------------------------------------------------------
        Security:  J38933107
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3965400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to the Updated Laws and    Regulaions, Make
       Resolutions Related to Anti-Takeover Defense
       Measures

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

4      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 LISI, BELFORT                                                                               Agenda Number:  701857712
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5754P105
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  FR0000050353
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ''AGAINST"
       VOTE.

O.1    Approve the Company's financial statements for            Mgmt          Abstain                        Against
       the YE 31 DEC 2008, as presented showing net
       profits of EUR 13,204,614.00; and the expenses
       and charges that were not tax deductible of
       EUR 20,180.00

O.2    Approve the consolidated financial statements             Mgmt          Abstain                        Against
       for the said FY in the form presented to the
       meeting showing profits of EUR 56,229,114.00

O.3    Approve, the special report of the Auditors               Mgmt          Abstain                        Against
       on agreements governed by Article L. 225-38
       of the French Commercial Code, the said report
       and the agreements referred to therein

O.4    Grant discharge to the Directors and the Auditors         Mgmt          Abstain                        Against
       for the performance of the duties during the
       said FY

O.5    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as: earnings for the
       FY: EUR 13,204,614.00 allocation to the retained
       earnings EUR 40,625,518.00 distributable income:
       53,830,132.00 global dividend: EUR 12,904,633.00
       the balance of EUR 40,925,499.00, to the retained
       earnings account; the shareholders will receive
       a net dividend of EUR 1.20 per share, and will
       entitle to the 40% deduction provided by the
       French Tax Code, this dividend will be paid
       on 07 MAY 2009 as required by law, it is reminded
       that, for the last 3 FY, the dividends paid,
       were as: EUR 1.08 for FY 2005, EUR 1.30 for
       FY 2006, EUR 1.50 for FY 2007

O.6    Ratify the Co-optation of Mr. Patrick Daher               Mgmt          For                            For
       as a Director, to replace Mr. Roland Burrus

O.7    Approve to renew the appointment of Mr. Gilles            Mgmt          Against                        Against
       Kohler as a Director for a 6-year period

O.8    Approve to renew the appointment of Mr. Patrick           Mgmt          For                            For
       Daher as a Director for a 6-year period

O.9    Approve to renew the appointment of the Company           Mgmt          Against                        Against
       Viellard Migeon Et Cie as the Director for
       a 6-year period

O.10   Approve to renew the appointment of the Company           Mgmt          Against                        Against
       Ciko as the Director for a 6- year period

O.11   Authorize the Board of Directors to trade, by             Mgmt          Against                        Against
       all means, in the Company's shares on the stock
       market, subject to the conditions described:
       maximum purchase price: EUR 50.00 maximum number
       of shares to be acquired 10% of the share capital
       corresponding to 1,075,386 shares maximum funds
       invested in the share buybacks: EUR 53,769,305.00;
       [Authority expires after 18-month period]

O.12   Approve to award total annual fees of EUR 106,250.00      Mgmt          For                            For
       to the Board of Directors

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       on 1 or more occasions, and by all means, in
       France or abroad, the share capital up to a
       maximum nominal amount of EUR 2,000,000.00,
       by issuance, with the cancellation of the shareholders
       preferred subscription rights, of new share
       to be paid in cash, in favor of the employees
       of the Group, Members of a Corporate Mutual
       Fund; and approve to cancel the shareholders'
       preferential subscription rights in favor of
       the employees of the Group, Members of a Corporate
       Mutual Fund; [Authority expires after a 26
       months period]

E.14   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favor of the beneficiaries chosen
       by it among the employees or the Corporate
       Officers of the Company and related Companies,
       they may not represent more that 2.79% of the
       share capital, corresponding to 300,000 shares;
       [Authority expires after 36 months period];
       and to take all necessary measures and accomplish
       necessary formalities

E.15   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publication and other
       formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 LOGWIN AG                                                                                   Agenda Number:  701872803
--------------------------------------------------------------------------------------------------------------------------
        Security:  L9061J102
    Meeting Type:  OGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  LU0106198319
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements and               Mgmt          No Action
       the consolidated financial statements for the
       FYE 31 DEC 2008

2.     Receive the reports of the Board of Directors             Mgmt          No Action
       for the FYE31 DEC 2008

3.     Approve the Auditor's report (r viseur d'entreprises)     Mgmt          No Action
       for the FYE 31 DEC 2008

4.     Approve the annual financial statements and               Mgmt          No Action
       the consolidated financial statements for the
       FYE 31 DEC 2008, and the report of the Board
       of Directors and the Auditor's report, the
       Board of Directors proposes that the annual
       financial statements and the consolidated financial
       statements for the 31 DEC 2008, and the report
       of the Board of Directors and the auditor's
       report for 2008 are approved

5.     Approve the appropriation of the result for               Mgmt          No Action
       the FYE 31 DEC 2008, which is to be used as
       follows: the Board of Directors proposes that
       the loss in the amount of 35,787,077 EUR is
       allocated in the amount of 17,832,798 EUR to
       the revenue reserves and in the amount of 872,300
       EUR to the reserve of wealth tax which is available
       since 2008 and in the amount of 17,081,979
       EUR to the capital reserve

6.     Grant discharge of the members of the Board               Mgmt          No Action
       of Directors for the exercise of their mandates
       during the fiscal year ended December 31, 2008,
       the Board of Directors proposes that the members
       of the Board of Directors are discharged for
       the execution of their mandates during the
       fiscal year ended December 31, 2008

7.     Appoint Messrs.   Prof. Dr. Dr. H.C. Werner               Mgmt          No Action
       Delfmann, Dr. Michael Kemmer, Dr. Yves Prussen,
       Dr. Antonius Wagner, Berndt-Michael Winter
       as members of the Board of Directors for a
       term of office that expires at the end of the
       AGM 2011

8.     Appoint Erns & Young S.A as the Auditor for               Mgmt          No Action
       FY 2009, the Board of Directors proposes that
       the auditing firm with head offices in L-5365
       Munsbach, 7, Parc d'Activit  Syrdall, is appointed
       auditor for FY 2009

9.     Approve the remuneration for the Non-Executive            Mgmt          No Action
       Members of the Board of Directors, the Board
       of Directors proposes that the compensation
       for the non-executive members of the Board
       of Directors for FY 2008 be set at EUR 180,000




--------------------------------------------------------------------------------------------------------------------------
 LONDON STOCK EXCHANGE GROUP PLC, LONDON                                                     Agenda Number:  701619340
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5689U103
    Meeting Type:  AGM
    Meeting Date:  09-Jul-2008
          Ticker:
            ISIN:  GB00B0SWJX34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and accounts                    Mgmt          For                            For

2.     Declare a dividend                                        Mgmt          For                            For

3.     Approve the remuneration report                           Mgmt          Against                        Against

4.     Elect Mr. Angelo Tantazzi as a Director                   Mgmt          For                            For

5.     Elect Mr. Massimo Capuano as a Director                   Mgmt          For                            For

6.     Elect Mr. Douglas Webb as a Director                      Mgmt          For                            For

7.     Elect Mr. Sergio Ermotti as a Director                    Mgmt          For                            For

8.     Elect Mr. Andrea Munari as a Director                     Mgmt          For                            For

9.     Elect Mr. Paulo Scaroni as a Director                     Mgmt          For                            For

10.    Re-elect Mr. Chris Gibson-Smith as a Director             Mgmt          For                            For

11.    Re-elect Mr. Clara Furse as a Director                    Mgmt          For                            For

12.    Re-elect Mr. Oscar Fanjul as a Director                   Mgmt          For                            For

13.    Re-elect Mr. Nigel Stapleton as a Director                Mgmt          For                            For

14.    Re-appoint PriceWaterhouseCooper LLP as the               Mgmt          Against                        Against
       Auditors

15.    Authorize the Directors to approve the Auditors'          Mgmt          Against                        Against
       remuneration

16.    Amend the Long Term Incentive Plan 2004                   Mgmt          For                            For

17.    Approve the International Sharesave Plan                  Mgmt          For                            For

18.    Approve to renew the Directors' authority to              Mgmt          For                            For
       allot shares

S.19   Approve to disapply pre-emption rights in respect         Mgmt          For                            For
       of an issue of shares from cash

S.20   Grant authority to the Directors to purchase              Mgmt          For                            For
       the Company's own shares

S.21   Adopt the New Articles of Association of the              Mgmt          For                            For
       Company




--------------------------------------------------------------------------------------------------------------------------
 LUMINAR GROUP HOLDINGS PLC, MILTON KEYNES                                                   Agenda Number:  701647680
--------------------------------------------------------------------------------------------------------------------------
        Security:  G571AE101
    Meeting Type:  AGM
    Meeting Date:  16-Jul-2008
          Ticker:
            ISIN:  GB00B2423069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts for the YE 28 FEB            Mgmt          For                            For
       2008, together with the reports of the Directors
       and the Auditors thereon

2.     Approve the Directors remuneration report                 Mgmt          For                            For

3.     Approve to declare a final dividend of 13.95              Mgmt          For                            For
       pence per ordinary share

4.     Re-elect Mr. Stephen Thomas as a Director                 Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers LLP as Auditors         Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next general meeting at which financial
       statement are laid before the Company

6.     Authorize the Directors to agree the Auditors'            Mgmt          For                            For
       remuneration

7.     Authorize the Directors, to allot relevant securities     Mgmt          For                            For
       [Section 80(2) of the Companies Act 1985] up
       to an aggregate nominal amount of GBP 40,226,320;
       [Authority expires at the conclusion of the
       AGM of the Company in 2009]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.8    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 7 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities [Section 94(2) of that Act] for
       cash pursuant to the authority conferred by
       Resolution 7, disapplying the statutory pre-emption
       rights [Section 89(1)], provided that this
       power is limited to the allotment of equity
       securities a) in connection with a rights issue,
       open offer or other offers in favor of ordinary
       shareholders; and b) up to an aggregate nominal
       amount of GBP 6,094,896; [Authority expires
       at the conclusion of the AGM of the Company
       in 2009]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.9    Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       make one or more market purchases [Section
       163 (3)of that Act] of up to 6,094,897 ordinary
       shares of 200 pence each in the capital of
       the Company, and up to an amount equal to 105%
       of the average of the closing mid-market prices
       for ordinary shares of the Company [derived
       from the Daily Official List of London Stock
       Exchange] for the 5 business days and the price
       stipulated by Article 5(1) of the Buy-back
       and Stabilization [EC 2273/2003]; the minimum
       price per ordinary share [excluding expenses]
       is the nominal value thereof; [Authority expires
       at the conclusion of the AGM of the Company
       in 2009]; and the Company may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.10   Adopt the new Articles of Association of the              Mgmt          For                            For
       Company in substitution for and to the exclusion
       of existing Article of Association, with effect
       from conclusion of the 2008 AGM of the Company,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 LUNDIN MNG CORP                                                                             Agenda Number:  701791495
--------------------------------------------------------------------------------------------------------------------------
        Security:  550372106
    Meeting Type:  SGM
    Meeting Date:  26-Jan-2009
          Ticker:
            ISIN:  CA5503721063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION
       1. THANK YOU.

S.1    Approve, pursuant to an interim order of the              Mgmt          For                            For
       Ontario Superior Court of Justice [Commercial
       List] dated 22 DEC 2008, as the same may be
       amended [the Interim Order], an Arrangement
       [the Arrangement] under Section 192 of the
       Canada Business Corporations Act [the CBCA]
       involving, among other things, the acquisition
       by HudBay Minerals Inc. [HudBay] of all of
       the issued and outstanding shares, as specified

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 LUNDIN MNG CORP                                                                             Agenda Number:  701918421
--------------------------------------------------------------------------------------------------------------------------
        Security:  550372106
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  CA5503721063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR 'ABSTAIN' FOR RESOLUTION
       NUMBERS "1.1 TO 1.10" AND "2". THANK YOU.

       Receive the consolidated audited financial statements     Non-Voting    No vote
       of the Corporation for the YE 31 DEC 2008 and
       the report of the auditor thereon

1.1    Elect Mr. Lukas H. Lundin as a Director for               Mgmt          For                            For
       the ensuing year

1.2.   Elect Mr. Philip J. Wright as a Director for              Mgmt          For                            For
       the ensuing year

1.3    Elect Mr. Colin K. Benner as a Director for               Mgmt          For                            For
       the ensuing year

1.4    Elect Mr. Donald K. Charter as a Director for             Mgmt          For                            For
       the ensuing year

1.5    Elect Mr. John H. Craig as a Director for the             Mgmt          For                            For
       ensuing year

1.6    Elect Mr. Brian D. Edgar as a Director for the            Mgmt          For                            For
       ensuing year

1.7    Elect Mr. David F. Mullen as a Director for               Mgmt          For                            For
       the ensuing year

1.8    Elect Mr. Anthony O'Reilly, Jr. as a Director             Mgmt          For                            For
       for the ensuing year

1.9    Elect Mr. Dale C. Peniuk as a Director for the            Mgmt          For                            For
       ensuing year

1.10   Elect Mr. William A. Rand as a Director for               Mgmt          For                            For
       the ensuing year

2.     Appoint PricewaterhouseCoopers LLP, Chartered             Mgmt          For                            For
       Accountants, as the Auditors of the Corporation
       for the ensuing year and authorize the Directors
       to fix their remuneration

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 LUNDIN PETE AB                                                                              Agenda Number:  701899683
--------------------------------------------------------------------------------------------------------------------------
        Security:  W64566107
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  SE0000825820
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT IT IS NOT POSSIBLE TO VOTE               Non-Voting    No vote
       'ABSTAIN' FOR THE RESOLUTIONS OF THIS MEETING.
       THANK YOU.

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Elect Mr. Advokat Erik Nerpin as a Chairman               Non-Voting    No vote
       of the meeting

3.     Preparation and approval of the voting register           Non-Voting    No vote

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election of one or two persons to approve the             Non-Voting    No vote
       minutes

6.     Determination as to whether the meeting has               Non-Voting    No vote
       been duly convened

7.     Speech by the Managing Director                           Non-Voting    No vote

8.     Presentation of the annual report and the Auditors        Non-Voting    No vote
       report, the consolidated annual report and
       the Auditors group report

9.     Adopt the profit and loss statement and the               Mgmt          For                            For
       balance sheet and the consolidated profit and
       loss statement and consolidated balance sheet

10.    Approve the appropriation of the Company's profit         Mgmt          For                            For
       or loss according to the adopted balance sheet

11.    Grant discharge from liability of the Members             Mgmt          For                            For
       of the Board and the Managing Director

12.    Presentation by the Nomination Committee: The             Non-Voting    No vote
       work of the Nomination Committee; proposal
       for election of Chairman of the Board and other
       Members of the Board; proposal for remuneration
       of the Chairman and other Members of the Board
       ; proposal for Election of Auditors; proposal
       for remuneration of the Auditors

13.    Approve the number of Members of the Board as             Mgmt          For                            For
       7, with no deputies

14.    Approve the remuneration of the Chairman and              Mgmt          For                            For
       other Members of the Board; SEK 3.5 million
       to be divided as follows: SEK 800,000 to the
       Chairman, SEK 400,000 to other Members of the
       Board not employed in Lundin Petroleum and
       SEK 100,000 for each assignment in the Committees
       of the Board of Directors (in total not more
       than SEK 700,000 for Committee work)

15.    Re-elect Mr. Ian H. Lundin as the Chairman of             Mgmt          For                            For
       the Board and Messrs: Ian. H. Lundin, Magnus
       Unger, William A. Rand, Lukas H. Lundin, C.
       Ashley Heppenstall and Asbjorn Larsen as the
       Members of the Board and elect Ms. Dambisa
       F. Moyo as a new Member of the Board

16.    Elect PricewaterhouseCoopers AB as Auditors               Mgmt          For                            For
       with the authorized Public Accountant Bo Hjalmarsson
       as the Auditor in charge

17.    Approve the remuneration of the Auditors as               Mgmt          For                            For
       per the invoice

18.    Presentation of proposals in relation to: Principles      Non-Voting    No vote
       for compensation and other terms of employment
       for management; remuneration of Board Members
       for special assignments outside the directorship;
       Authorization of the Board to resolve new issue
       of shares and convertible debentures; Authorization
       of the Board to resolve repurchase and sale
       of shares; Amendment of the Articles of Association
       regarding the object of the Company's business
       and notice of a General Meeting

19.    Approve the principles for compensation and               Mgmt          Against                        Against
       other terms of employment for management; as
       specified

20.    Approve the remuneration of the Board Members             Mgmt          Against                        Against
       for special assignments outside the directorship;
       Shareholders jointly representing approximately
       30% of the voting rights for all the shares
       in the Company propose that an amount of not
       more than SEK 2.5 million in total be available
       for remuneration of Board Members for special
       assignments outside the directorship

21.    Authorize the Board to resolve new issue of               Mgmt          For                            For
       shares and convertible debentures; as specified

22.    Authorize the Board to resolve repurchase and             Mgmt          For                            For
       sale of shares; as specified

23.    Amend the Articles of Association; as specified           Mgmt          For                            For

24.    Approve the nomination process for the AGM in             Mgmt          For                            For
       2010

25.    Other matters                                             Non-Voting    No vote

26.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MABUCHI MOTOR CO.,LTD.                                                                      Agenda Number:  701842901
--------------------------------------------------------------------------------------------------------------------------
        Security:  J39186101
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3870000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MACDONALD DETTWILER AND ASSOCIATES LTD                                                      Agenda Number:  701901868
--------------------------------------------------------------------------------------------------------------------------
        Security:  554282103
    Meeting Type:  AGM
    Meeting Date:  05-May-2009
          Ticker:
            ISIN:  CA5542821031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "ABSTAIN" FOR RESOLUTIONS
       1.1 TO 1.9 AND 2. THANK YOU.

       To place before the meeting the consolidated              Non-Voting    No vote
       financial statements of the Company for the
       FYE 31 DEC 2008 together with the Auditors'
       report thereon

1.1    Elect Mr. Robert L. Phillips as a Director for            Mgmt          For                            For
       the ensuing year

1.2    Elect Mr. Daniel D. Friedmann as a Director               Mgmt          For                            For
       for the ensuing year

1.3    Elect Mr. Brian C. Bentz as a Director for the            Mgmt          For                            For
       ensuing year

1.4    Elect Mr. Thomas S. Chambers as a Director for            Mgmt          For                            For
       the ensuing year

1.5    Elect Mr. Alan W. Jebson as a Director for the            Mgmt          For                            For
       ensuing year

1.6    Elect Mr. Dennis H. Chookaszian as a Director             Mgmt          For                            For
       for the ensuing year

1.7    Elect Mr. Brian J. Gibson as a Director for               Mgmt          For                            For
       the ensuing year

1.8    Elect Mr. Brian G. Kenning as a Director for              Mgmt          For                            For
       the ensuing year

1.9    Elect Mr. Fares F. Salloum as a Director for              Mgmt          For                            For
       the ensuing year

2.     Appoint KPMG LLP as the Auditors of the Company           Mgmt          For                            For
       for the ensuing year and authorize the Directors
       to fix their remuneration

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MACINTOSH RETAIL GROUP NV, MAASTRICHT                                                       Agenda Number:  701897019
--------------------------------------------------------------------------------------------------------------------------
        Security:  N54137166
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  NL0000367993
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and announcements                                 Non-Voting    No vote

2.a    Report of the Managing Board for the 2008 FY              Non-Voting    No vote

2.b    Report of the Supervisory Board on the supervision        Non-Voting    No vote
       exercised over the Managing Boar's policy in
       2008

3.A    Adopt the 2008 annual accounts                            Mgmt          No Action

3.B    Declare a dividend over the FY 2008 of EUR 0.55           Mgmt          No Action
       gross, which can be taken up at the choice
       of shareholders entirely in cash or in new
       shares of the Company

3.C    Grant discharge to the Managing Board in respect          Mgmt          No Action
       of the duties performed during the past FY

3.D    Grant discharge to the Supervisory Board in               Mgmt          No Action
       respect of the duties performed during the
       past FY

4.A    Appoint Mr. J. E. Lagerweij to the Supervisory            Non-Voting    No vote
       Board, subject to the suspensive condition
       that no other person is nominated for appointment;
       time and clause

4.B    Appoint a Member of the Supervisory Board, profile        Non-Voting    No vote
       for the fulfillment of the job opening

4.C    Appoint the Member of the Supervisory Board,              Non-Voting    No vote
       opportunity recommendations by the AGM

4.D    Appoint Mr. Drs. J.E. Lagerweij as a Member               Non-Voting    No vote
       of the Supervisory Board

4.E    Approve the proposal to appoint the person nominated      Mgmt          No Action
       subject to the suspensive condition that no
       other person is nominated for appointment

5.     Amend the Articles of Association                         Mgmt          No Action

6.A    Grant authority to the Managing Board to issue            Mgmt          No Action
       ordinary shares

6.B    Grant authority to the Managing Board to limit            Mgmt          No Action
       or exclude pre-emption rights of shareholders
       upon the issue of ordinary shares

7.     Authorize the Managing Board, subject to the              Mgmt          No Action
       approval of the Supervisory Board, to acquire
       shares in the Company's own capital

8.     Announcements, any other business and closing             Non-Voting    No vote
       of the meeting




--------------------------------------------------------------------------------------------------------------------------
 MACNICA,INC.                                                                                Agenda Number:  701996552
--------------------------------------------------------------------------------------------------------------------------
        Security:  J3924U100
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3862950007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Increase Auditors
       Board    Size to 7

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE CAPITAL ALLIANCE GROUP                                                            Agenda Number:  701666010
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q57048128
    Meeting Type:  SCH
    Meeting Date:  20-Aug-2008
          Ticker:
            ISIN:  AU000000MCQ0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve,  the MCAIL Share Scheme being sanctioned         Mgmt          For                            For
       by Supreme Court Bermuda [Bermuda Court] under
       Section 99[2] of the Companies Act 1981 [Bermuda]
       [with or without modification as approved by
       the Bermuda Court] and a copy of the order
       of the Bermuda court sanctioning the MCAIL
       Share Scheme being lodged with the register
       of Companies in Bermuda; and the unitholders
       passing the trust scheme resolutions and the
       court confirming that MCAML would be justified
       in acting upon the trust Scheme resolutions
       and in doing all things and taking all steps
       necessary to put the trust scheme on to effect,
       pursuant to and in accordance with Section
       411 of the Corporations Act, the arrangement
       proposed between MCAL and the holders of its
       fully paid ordinary shares, designated the
       MCAL Share Scheme, the terms of which are contained
       in and more particularly described in the Scheme
       booklet [of which this notice of MCAL Share
       Scheme meeting forms part], is agreed to, with
       or without modification as approved by the
       court




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE CAPITAL ALLIANCE GROUP                                                            Agenda Number:  701667125
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q57048128
    Meeting Type:  SCH
    Meeting Date:  20-Aug-2008
          Ticker:
            ISIN:  AU000000MCQ0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE CAPITAL ALLIANCE INTERNATIONAL LIMITED.
       THANK YOU.

S.1    Approve, subject to and conditional on the MCAL           Mgmt          For                            For
       Share Scheme being approved by the Supreme
       Court of New South Wales under Section 411[4][b]
       of the Corporations Act 2001 [Cth] [with or
       without modification as approved by the Supreme
       Court of New South Wales] and an office copy
       of the order of the Supreme Court of New South
       Wales approving the MCAL Share Scheme being
       lodged with the Australian Securities and Investments
       Commission; and the unithholders passing the
       trust Scheme Resolutions and the Supreme Court
       of New South Wales confirming that MCAML would
       be justified in acting upon the trust Scheme
       Resolutions and in doing all things and taking
       all steps necessary to put the trust Scheme
       in to effect, approve, pursuant to and in accordance
       with Section 99 of the Companies Act, the arrangement
       between MCAIL and the holders of its fully
       paid ordinary shares, designated the MCAIL
       Share Scheme, the terms of which are as specified




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE CAPITAL ALLIANCE GROUP                                                            Agenda Number:  701667137
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q57048128
    Meeting Type:  SCH
    Meeting Date:  20-Aug-2008
          Ticker:
            ISIN:  AU000000MCQ0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE CAPITAL ALLIANCE MANAGEMENT LIMITED.
       THANK YOU.

S.1    Approve, subject to and conditional on the MCAL           Mgmt          For                            For
       Share Scheme being approved by the court under
       Section 411[4][b] of the Corporations Act 2001
       [Cth] [Corporations Act] [with or without modification
       as approved by the Court approving the MCAL
       Share Scheme being lodged with the Australian
       Securities and Investments Commission [ASIC];
       the MCAIL Share Scheme being sanctioned by
       the Supreme Court of Bermuda [Bermuda court]
       under Section 99[2] of the Companies Act 1981
       [Bermuda] [Companies Act] [with or without
       modification as approved by the Bermuda court]
       and a copy of the order of the Bermuda court
       sanctioning the MCAIL Share Scheme being lodged
       with the registrar of Companies in Bermuda;
       Resolution 2 in this notice of trust Scheme
       meeting being passed, amend Constitution of
       MCAT with effect on and from the effective
       date as specified in the supplemental deed
       for the purpose of giving effect to the Trust
       Scheme and authorize the responsible entity
       of MCAT to execute and lodge with ASIC a copy
       of the supplemental deed

2.     Approve, subject to and conditional on the MCAL           Mgmt          For                            For
       Share Scheme being approved by the court under
       Section 411[4][b] of the Corporations Act [with
       or without modification as approved by the
       court] and an office copy of the order of the
       court approving the MCAL Share Scheme being
       lodged with the Australian Securities and Investments
       Commission; the MCAIL Share Scheme being sanctioned
       by the Bermuda Court under Section 99[2] of
       the Companies Act [with or without modification
       approved by the Bermuda court] and a copy of
       the order of the Bermuda court sanctioning
       the MCAIL Share Scheme being lodged with registrar
       of Companies in Bermuda; Resolution 1 in this
       notice of trust Scheme Meeting being passed
       and an executed copy of the supplemental deed
       being lodged with ASIC before, or at the same
       time as the office copy of the orders of the
       court approving the MCAL Share Scheme is lodged
       with ASIC, the trust Scheme [as specified in
       the Scheme booklet of which this notice of
       trust Scheme Meeting forms part] and, in particular,
       the acquisition by Macquarie Advanced Investment
       Company Pty Limited ACN 131 146 411 of a relevant
       interest in all the MCAT units existing as
       at the Scheme record date pursuant to the trust
       Scheme for the purposes of item 7 Section 611
       of the Corporations Act




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                               Agenda Number:  701733570
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5700Y109
    Meeting Type:  AGM
    Meeting Date:  19-Nov-2008
          Ticker:
            ISIN:  AU000000MCG1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE COMMUNICATIONS INFRASTRUCTURE LIMITED.
       THANK YOU.

       Receive the financial report, the Directors'              Non-Voting    No vote
       report and the Auditor's report for the YE
       30 JUN 2008

1.     Adopt the remuneration report included in MCIL's          Mgmt          For                            For
       the Directors' report for the YE 30 JUN 2008

2.     Re-elect Mr. Rodney H. Keller as a Director               Mgmt          For                            For
       of MCIL

3.     Approve, [for all purposes including for the              Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11] to
       issues to MCIML of shares in MCIL as components
       of Stapled Securities that occur during the
       3 year period commencing on 01 FEB 2009 in
       consideration of MCIML applying the performance
       fees [if any] payable to MCIML under the management
       services agreement in payment of the subscription
       price for those new securities

S.4    Approve, the proportional takeover provisions             Mgmt          For                            For
       contained in Article 5.11 to 5.16 [inclusive]
       of MCIL'S Constitution be re-inserted with
       the effect from the date of approval of this
       resolution for a period of 3 years

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE MCG INTERNATIONAL LIMITED. THANK
       YOU.

       Receive the financial report, the Directors'              Non-Voting    No vote
       report and the Auditor's report for the YE
       30 JUN 2008

1.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          Against                        Against
       of MMCGIL and authorize the Directors to determine
       their remuneration

2.     Re-elect Mr. Thomas Davis as a Director of MMCGIL         Mgmt          For                            For

3.     Approve, [for all purposes including for the              Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11] to
       issues to MCIML of shares in MMCGIL as components
       of Stapled Securities that occur during the
       3 year period commencing on 01 FEB 2009 in
       consideration of MCIML applying the performance
       fees [if any] payable to MCIML under the advisory
       agreement in payment of the subscription price
       for those new securities

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE COMMUNICATIONS INFRASTRUCTURE TRUST.
       THANK YOU.

1.     Approve, [for all purposes including for the              Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11] to
       issues to MCIML of units in MCIT as components
       of Stapled Securities that occur during the
       3 year period commencing on 01 FEB 2009 in
       consideration of MCIML applying the performance
       fees [if any] payable to MCIML under the constitution
       of MCIT in payment of the subscription price
       for those new securities

S.2    Approve, the proportional takeover provisions             Mgmt          For                            For
       contained in clauses 3.23 to 3.28 [inclusive]
       of MCIT's constitution be renewed with effect
       from the date of approval of this resolution
       for a period of 3 years




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE COUNTRYWIDE TRUST                                                                 Agenda Number:  701768410
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701A126
    Meeting Type:  AGM
    Meeting Date:  09-Dec-2008
          Ticker:
            ISIN:  AU000000MCW8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive a presentation on the Trust for the            Non-Voting    No vote
       YE 30 JUN 2008

S.1    Amend the Constitution of Macquarie Countrywide           Mgmt          For                            For
       Trust, in accordance with the Supplemental
       Deed as specified and authorize the Macquarie
       Countrywide Management Limited to execute the
       Supplemental Deed and lodge a copy of it with
       Australian Securities and Investments Commission




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE DDR TRUST                                                                         Agenda Number:  701775554
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701W102
    Meeting Type:  OGM
    Meeting Date:  10-Dec-2008
          Ticker:
            ISIN:  AU000000MDT2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THERE ARE NO RESOLUTIONS TO              Non-Voting    No vote
       BE VOTED ON AT THIS MEETING AS THIS IS A UNIT
       HOLDER'S BRIEFING ONLY. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE INTERNATIONAL INFRASTRUCTURE FUND LTD                                             Agenda Number:  701858916
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5759W104
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  BMG5759W1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements,               Mgmt          For                            For
       the statement by the Directors and report of
       the Auditors for the FYE 31 DEC 2008

2.     Re-elect Mr. Heng Chiang Meng as a Director,              Mgmt          For                            For
       who retires by rotation pursuant to Bye-law
       56(e)

3.     Re-elect Mr. Robert Andrew Mulderig as a Director,        Mgmt          For                            For
       who retires by rotation pursuant to Bye-law
       56(e)

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Company's Auditors and authorize the Directors
       of the Company [the Directors] to fix their
       remuneration

S.5    Amend Bye-laws 1 and 34 of the Bye-laws of the            Mgmt          For                            For
       Company

6.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Listing Manual and pursuant
       to Bye-law 34 of the Bye-laws of the Company,
       to purchase or otherwise acquire issued ordinary
       shares of par value SGD 0.01 each in the capital
       of the Company (the Shares) not exceeding in
       aggregate the number of issued shares representing
       10% of the issued Shares [excluding treasury
       shares] as at the date of the passing of this
       Resolution; at such price or prices as may
       be determined by the Directors from time to
       time of purchase price [excluding related brokerage,
       commission, applicable goods and services tax,
       stamp duties, clearance fees and other related
       expenses]: (i) in the case of a market purchase
       of a share, 105% of the average closing price
       of the shares; and (ii) in the case of an off-market
       purchase of a share pursuant to an equal access
       scheme, 120% of the average closing, whether
       by way of: (i) Market purchase(s) on the SGX-ST
       transacted through the SGX-ST's trading system
       and/or any other securities exchange on which
       the shares may for the time being be listed
       and quoted [Other Exchange]; and/or (ii) off-market
       purchase(s) (if effected otherwise than on
       the SGX-ST or, as the case may be, Other Exchange)
       in accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Listing Manual, and otherwise in accordance
       with the provisions of the Companies Act 1981
       (Bermuda), all other laws and regulations and
       rules of the SGX-ST or, as the case may be,
       Other Exchange as may for the time being be
       applicable [the Share Purchase Mandate]; [Authority
       commences from from the date of the passing
       of this Resolution and expiring on the earlier
       of: (a) the conclusion of the next AGM of the
       Company; or (b) the date by which the next
       AGM of the Company is required by law to be
       held]; and to complete and do all such acts
       and things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution

7.     Authorize the Directors to: (i) issue Shares              Mgmt          For                            For
       whether by way of rights, bonus or otherwise;
       and/or (ii) make or grant offers, agreements
       or options (collectively, Instruments) that
       might or would require Shares to be issued,
       including but not limited to the creation and
       issue of (as well as adjustments to) warrants,
       debentures or other instruments convertible
       into Shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and (b) (notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force) issue Shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that : (1) the aggregate
       number of Shares to be issued pursuant to this
       Resolution [including Shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this Resolution] does not exceed 50% of
       the total number of issued Shares (excluding
       treasury shares) in the capital of the Company
       (as calculated in accordance with paragraph
       (2) below), of which the aggregate number of
       Shares to be issued other than on a pro-rata
       basis to shareholders of the Company (including
       Shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution)
       does not exceed 20% of the total number of
       issued Shares (excluding treasury shares) in
       the capital of the Company (as calculated in
       accordance with paragraph (2) below); (2) (Subject
       to such manner of calculation as may be prescribed
       by the SGX-ST) for the purpose of determining
       the aggregate number of Shares that may be
       issued under paragraph (1) above, the total
       number of issued Shares (excluding treasury
       shares) shall be based on the total number
       of issued Shares (excluding treasury shares)
       in the capital of the Company at the time this
       Resolution is passed, after adjusting for:
       (i) New Shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       Resolution is passed; and (ii) any subsequent
       bonus issue, consolidation or subdivision of
       Shares; (3) in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual for
       the time being in force (unless such compliance
       has been waived by the SGX-ST) and the Bye-laws
       for the time being of the Company; and [Authority
       conferred by this Resolution shall continue
       in force until the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required by law to be
       held, whichever is the earlier]

8.     Authorize the Company, its subsidiaries and               Mgmt          For                            For
       Associated Companies that are entities at risk
       [as that term is used in Chapter 9], or any
       of them, , for the purposes of Chapter 9 of
       the Listing Manual (Chapter 9), to enter into
       any of the transactions falling within the
       types of interested person transactions described
       in the Appendix to the Letter with any party
       who is of the class of interested persons described
       in the Appendix to the Letter, provided that
       such transactions are made on normal commercial
       terms and in accordance with the review procedures
       for such interested person transactions; [Authority
       shall continue in force until the conclusion
       of the next AGM of the Company]; and authorize
       the Directors to complete and do all such acts
       and things (including executing all such documents
       as may be required) as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the General Mandate for Advisory
       Fees and/or this Resolution

       Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE MEDIA GROUP, SYDNEY NSW                                                           Agenda Number:  701716182
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5704Q136
    Meeting Type:  AGM
    Meeting Date:  29-Oct-2008
          Ticker:
            ISIN:  AU000000MMG0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE MEDIA HOLDINGS LTD [MMHL]. THANK
       YOU.

       To receive and consider the financial report              Non-Voting    No vote
       of MMHL and the Directors' report and the Auditor's
       report, for the FYE 30 JUN 2008

1.     Adopt the remuneration report included in MMHL's          Mgmt          For                            For
       Directors' report for the FYE 30 JUN 2008

2.     Re-elect Mr. Anthony Edward Bell as a Director            Mgmt          For                            For
       of MMHL

3.     Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 7.4, to issues of stapled securities [including
       shares in MMIHL] which have occurred in the
       12 months prior to the date of this meeting

4.     Approve, for all purposes, including for the              Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11, to
       issues of shares in MMHL that occur during
       the 3 year period commencing 29 OCT 2008 to
       Macquarie Media Management Limited [or its
       related body Corporate nominee] ["MMML"] as
       Manager to MMHL under the Management Services
       Agreement in consideration of MMML applying,
       subject to the approval of the MMG Independent
       Directors, the base fees or performance fees
       [if any] payable by MMG to MMML at the end
       of each calendar quarter in each year whilst
       this approval is in force in payment of the
       subscription price for those new securities

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE MEDIA INTERNATIONAL LTD [MMIL]. THANK
       YOU.

1.     Receive and adopt the financial report of MMIL            Mgmt          For                            For
       and the Directors' report and the Auditor's
       report, for the FYE 30 JUN 2008

2.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       of MMIL and authorize the Directors to determine
       the Auditor's remuneration

3.     Re-appoint Mr. E. Michael Leverock as a Director          Mgmt          For                            For
       of MMIL

4.     Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 7.4, to issues of stapled securities [including
       shares in MMIL] that have occurred in the 12
       months prior to the date of this meeting

5.     Approve, for all purposes, including for the              Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11, to
       issues of shares in MMIL that occur during
       the 3 year period commencing 29 OCT 2008 to
       Macquarie Media Management Limited [or its
       related body Corporate nominee] ["MMML"] as
       Manager to MMIL under the Management Services
       Agreement in consideration of MMML applying,
       subject to the approval of the MMG Independent
       Directors, the base fees or performance fees
       [if any] payable by MMG to MMML at the end
       of each calendar quarter in each year whilst
       this approval is in force in payment of the
       subscription price for those new securities
       and that authorization be given to the Directors
       to undertake all such matters as may be required
       to give effect to such issues

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE MEDIA TRUST [MMT]. THANK YOU.

S.1    Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 7.4 and ASIC Class Order 05/26, to issues
       of stapled securities [including units in MMT]
       which have occurred in the 12 months prior
       to the date of this meeting

2.     Approve, for all purposes, including for the              Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11, to
       issues of shares in MMI that occur during the
       3 year period commencing 29 OCT 2008 to Macquarie
       Media Management Limited [or its related body
       Corporate nominee] ["MMML"] as responsible
       entity to MMT under the Constitution of MMT
       in consideration of MMML applying, subject
       to the approval of the MMG Independent Directors,
       the base fees or performance fees [if any]
       payable by MMG to MMML at the end of each calendar
       quarter in each year whilst this approval is
       in force in payment of the subscription price
       for those new securities




--------------------------------------------------------------------------------------------------------------------------
 MAEDA CORPORATION                                                                           Agenda Number:  702021560
--------------------------------------------------------------------------------------------------------------------------
        Security:  J39315106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3861200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MAEDA ROAD CONSTRUCTION CO.,LTD.                                                            Agenda Number:  702018094
--------------------------------------------------------------------------------------------------------------------------
        Security:  J39401104
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3861600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 MAIRE TECNIMONT S.P.A., ROMA                                                                Agenda Number:  701867903
--------------------------------------------------------------------------------------------------------------------------
        Security:  T6388T104
    Meeting Type:  OGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  IT0004251689
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the balance sheet and consolidated balance        Mgmt          No Action
       sheet at 31 DEC 2008, the Directors, the Board
       of Auditors and Auditing Company reports

2.     Approve the profit allocation                             Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 MAKINO MILLING MACHINE CO.,LTD.                                                             Agenda Number:  701991499
--------------------------------------------------------------------------------------------------------------------------
        Security:  J39530100
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3862800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 MANDARIN ORIENTAL INTL LTD                                                                  Agenda Number:  701897906
--------------------------------------------------------------------------------------------------------------------------
        Security:  G57848106
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  BMG578481068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Independent      Mgmt          For                            For
       Auditor's report for the YE 31 DEC 2008 and
       to declare a final dividend

2.     Re-elect Mr. Edouard Ettedgui as a Director               Mgmt          Against                        Against

3.     Re-elect Mr. Henry Keswick as a Director                  Mgmt          Against                        Against

4.     Re-elect Mr. R. C. Kwok as a Director                     Mgmt          Against                        Against

5.     Re-elect Mr. Sydney S. W. Leong as a Director             Mgmt          For                            For

6.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

7.     Grant authority for the issue of equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of USD 16.5 million and without
       pre-emptive rights up to aggregate nominal
       amount of USD 2.5 million

8.     Approve the renewal of a general mandate to               Mgmt          For                            For
       the Directors to repurchase shares of the Company
       representing less than 15% of the issued share
       capital of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AMOUNTS IN RESOLUTION 7 AND RECEIPT OF ACTUAL
       RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MANITOU BF SA, ANCENIS                                                                      Agenda Number:  701970166
--------------------------------------------------------------------------------------------------------------------------
        Security:  F59766109
    Meeting Type:  MIX
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  FR0000038606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions. The following
       applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative."

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 567568 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       2008 FY

O.2    Approve the consolidated accounts for the 2008            Mgmt          For                            For
       FY

O.3    Approve the regulated agreements provided by              Mgmt          For                            For
       the special report of the Statutory Auditors
       established pursuant to the Article L.225-88
       of the Commercial Code

O.4    Approve the distribution of profits                       Mgmt          For                            For

O.5    Approve the attendance allowances to be allocated         Mgmt          For                            For
       for the Supervisory Member for the 2009 FY

O.6    Authorize the Board of Directors to carry out             Mgmt          Against                        Against
       to the Company's shares repurchase program
       of its own shares

O.7    Appoint Mr. Dominique Bamas as a Supervisory              Mgmt          For                            For
       Member

E.8    Approve the reduction of the capital by cancellation      Mgmt          For                            For
       of the Company's shares held by the Company

E.9    Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital by issuing, with
       maintenance of preferential subscription rights,
       common shares and/or securities giving access
       to the Company's common shares and/or giving
       right to the allocation of debt securities
       against the Company

E.10   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       increase the share capital by issuing, without
       preferential subscription rights, common shares
       and/or securities giving access, immediately
       or ultimately, to the Company's capital or
       to the allocation of debt securities against
       the Company

E.11   Authorize the Board of Directors in order to              Mgmt          For                            For
       decide a share capital increase by incorporation
       of reserves, premiums, profits or other

E.12   Approve the possibility of issuing shares or              Mgmt          Against                        Against
       securities giving access to capital without
       preferential subscription rights, to remunerate
       contributions in kind on equity securities
       or securities giving access to the capital

E.13   Authorize the Board of Directors in order to              Mgmt          For                            For
       decide a capital increase by issuing common
       shares reserved for employees, Members of a
       Company Savings Plan, with cancellation of
       preferential subscription rights in favor of
       them

E.14   Amend the Article 13 of the Statutes- powers              Mgmt          For                            For
       and obligations of the Board of Directors

E.15   Powers                                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MAPELEY LTD                                                                                 Agenda Number:  701793146
--------------------------------------------------------------------------------------------------------------------------
        Security:  G58216105
    Meeting Type:  EGM
    Meeting Date:  26-Jan-2009
          Ticker:
            ISIN:  GB00B0BHCR03
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Grant authority to the subscription by related            Mgmt          Abstain                        Against
       parties of bonds due 2013 convertible into
       ordinary shares of the Company and the termination
       of the relationship agreement entered into
       among the Company, FIT Mapeley Holdings Limited
       and Fortress UK Acquisition Company




--------------------------------------------------------------------------------------------------------------------------
 MAPELEY LTD, ST PETER PORT                                                                  Agenda Number:  701820929
--------------------------------------------------------------------------------------------------------------------------
        Security:  G58216105
    Meeting Type:  OGM
    Meeting Date:  18-Mar-2009
          Ticker:
            ISIN:  GB00B0BHCR03
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to cancel the admission of the Company's          Mgmt          For                            For
       ordinary shares of no par value each to the
       official list of the United Kingdom Listing
       Authority and to trading on the London Stock
       Exchange Plc's market for listed securities




--------------------------------------------------------------------------------------------------------------------------
 MAPLE LEAF FOODS INC NEW                                                                    Agenda Number:  701874530
--------------------------------------------------------------------------------------------------------------------------
        Security:  564905107
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  CA5649051078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "WITHHOLD"' ONLY FOR RESOLUTIONS
       1.1 TO 1.14 AND 2 AND "IN FAVOR" OR "AGAINST"
       ONLY FOR RESOLUTION NUMBER 3. THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       for the YE 31 DEC 2008 together with the Auditors
       report thereon

1.1    Elect Mr. W. Geoffrey Beattie as a Director               Mgmt          For                            For

1.2    Elect Mr. John L. Bragg as a Director                     Mgmt          For                            For

1.3    Elect Mr. Purdy Crawford as a Director                    Mgmt          For                            For

1.4    Elect Mr. Jefrey Gandz as a Director                      Mgmt          For                            For

1.5    Elect Mr. James F. Hankinson as a Director                Mgmt          For                            For

1.6    Elect Mr. Chaviva M. Hosek as a Director                  Mgmt          For                            For

1.7    Elect Mr. Wayne A. Kozun as a Director                    Mgmt          For                            For

1.8    Elect Mr. Claude R. Lamoureux as a Director               Mgmt          For                            For

1.9    Elect Mr. G. Wallace F. McCain as a Director              Mgmt          For                            For

1.10   Elect Mr. J. Scott McCain as a Director                   Mgmt          For                            For

1.11   Elect Mr. Micheal H. McCain as a Director                 Mgmt          For                            For

1.12   Elect Ms. Diane E. McGarry as a Director                  Mgmt          For                            For

1.13   Elect Mr. Gordon R. Ritchie as a Director                 Mgmt          For                            For

1.14   Elect Mr. William T. Royan as a Director                  Mgmt          For                            For

2.     Appoint KPMG LLP as the Auditors of the Corporation       Mgmt          For                            For
       and authorize the Directors to fix their remuneration

S.3    Amend Maple Leaf Foods Inc's Articles                     Mgmt          For                            For

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MARINE HARVEST ASA                                                                          Agenda Number:  701958122
--------------------------------------------------------------------------------------------------------------------------
        Security:  R2326D105
    Meeting Type:  OGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  NO0003054108
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 571469 DUE TO DELETION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Elect the Chairman to preside over the meeting            Mgmt          For                            For
       and an individual to sign the minutes of the
       meeting together with the elected Chairman

2.     Approve the notice and agenda                             Mgmt          For                            For

3.     Briefing on the business                                  Mgmt          For                            For

4.     Approve the annual accounts for Marine Harvest            Mgmt          For                            For
       ASA and the Marine Harvest Group as well as
       the Board of Director's report for 2008

5.     Approve the Marine Harvest ASA's loss for the             Mgmt          For                            For
       FY 2008 of NOK 1,212.2 million is covered by
       transferring a corresponding amount from other
       equity

6.     Authorize the Board, pursuant to Section 9-4              Mgmt          For                            For
       of the Public Limited Companies Act, to purchase
       shares in the Company up to a maximum total
       nominal value of NOK 260,917,350, which equals
       approximately 10% of the current share capital;
       the shares may be purchased at a maximum price
       of NOK 12 per share and a minimum price corresponding
       to their nominal value, NOK 0.75 per share;
       the authorization covers all forms of acquisition
       as well as establishment of a charge created
       by agreement in the company's own shares; shares
       purchased in accordance with this authorization
       may be divested in any way, including sales
       in the open market and as consideration in
       transactions; general equal treatment principles
       shall always be complied with in relation to
       transactions with shareholders based on the
       authorization; if the nominal value of the
       Company's shares changes during the term of
       this authorization, the limits of the authorization
       will change accordingly; [Authority shall remain
       in force until the next AGM , however no longer
       than 01 JUL 2010]

7.     Approve to increase the Company's share capital           Mgmt          For                            For
       by NOK 72,000,000 from NOK 2,609,173,746.75
       to NOK 2,681,173,746.75 by issuing 96,000,000
       new ordinary shares, each with a nominal value
       of NOK 0.75, at a subscription price of NOK
       3.15; the share premium is added to the Company's
       share premium account; the shareholders' pre-emption
       right to subscribe for the shares is derogated
       from to the benefit of Carriage ASA who has
       undertaken to subscribe for these shares; the
       shares shall be subscribed for in the minutes
       of general meeting; the subscription amount
       shall be paid to the Company's separate capital
       increase Account No. 6550.06.33578 in Nordea
       by 28 MAY 2009; the new shares shall give right
       to dividend from the time when the capital
       increase is registered in the Norwegian Register
       of Business Enterprises; and amend Article
       4 of the Articles of Association to reflect
       the share capital and number of shares after
       the capital increase; the Company will pay
       a subscription commission of 2.45% of the subscription
       amount to Carnegie ASA

8.     Authorize the Board, pursuant to Section 10-14            Mgmt          For                            For
       of the Public Limited Companies Act, to increase
       the Company's share capital through issuance
       of new shares with an aggregate nominal value
       of up to NOK 260,917,350 divided into 347,889,800
       shares at a nominal value of NOK 0.75 per share;
       the authorization can be used for one or several
       capital increases; the terms of any subscription
       for new resolved pursuant to this authorization
       shall, within the limits states herein, be
       decided by the Board; this authorization includes
       the right to derogate from the shareholders'
       pre-emption right to subscribe for shares pursuant
       to Section 10.4 of the Public Limited Companies
       Act; the board may decide that the consideration
       to be made by subscribers in capital increased
       decided on the basis of this authorization
       may be made by transferring other assets than
       cash to the Company, by set-off or through
       the assumption by the company of special obligations,
       cf. Section 10.2 of the Public Limited Companies
       Act; if settlement of a share subscription
       shall be made by transferring other assets
       than cash to the Company, the Board may decide
       that such assets shall be transferred directly
       to a subsidiary subject to a corresponding
       settlement taking place between the subsidiary
       and the Company; the authorization also applies
       to capital increases required in connection
       with mergers pursuant to Section 13.5 of the
       Public Limited Companies Act, the authorization
       includes the right and duty to change Article
       4 of the Articles of Association in accordance
       with the amount of any capital increase[s]
       resolved on the basis of this authorization;
       [Authority shall be from the date of its approval
       and until the AGM in 2010, however no longer
       than 01 JUL 2010]

9.     Approve to determine the compensation of the              Mgmt          For                            For
       Directors: the Chairman - NOK 75,000, the vice-Chairman
       - NOK 350,000 and the Directors - NOK 275,000
       for the period 08/09

10.    Elect Mr. Ole Erik Leroy, as a new Director,              Mgmt          For                            For
       with an election period of 2 years and re-elect
       Messrs. Leif Frode Onarheim and Solveig Strand
       as the Directors for 1 year

11.    Re-elect: Mr. Erling Lind, Chairman, as a Member          Mgmt          For                            For
       to the Nomination Committee for 3 years and
       approve the compensation as NOK 60,000; Mr.
       Merete Haugli as a Member to the Nomination
       Committee, for 2 years and approve the compensation
       as NOK 30,000; and Mr. Yngve Myhre as a Member
       to the Nomination Committee for 1 year and
       approve the compensation as NOK 30,000

12.    Approve the statement on determination of salary          Mgmt          For                            For
       and other compensation for Senior Executives
       into account and supports the principles for
       determination of compensation for Senior Executives
       which the Board has decided to apply for the
       FY 2009

13.    Approve to reduce the Company's share premium             Mgmt          For                            For
       account by NOK 3,000,000,000; the reduction
       amount is transferred to other equity

14.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve the general meeting requests the Board
       to consider establishing a Committee, or authorizing
       the Audit Committee or another suitable Committee,
       to consider the company's operations in terms
       of handling diseases, in accordance with a
       general environmental management responsibility




--------------------------------------------------------------------------------------------------------------------------
 MARR S.P.A.                                                                                 Agenda Number:  701828280
--------------------------------------------------------------------------------------------------------------------------
        Security:  T6456M106
    Meeting Type:  OGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  IT0003428445
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement at 31 DEC 2008            Mgmt          No Action
       and report; any adjournment thereof

2.     Grant authority to buy back and cancel the resolution     Mgmt          No Action
       of general meeting held on 18 APR 2008; any
       adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 MARSHALLS PLC, BIRKBY                                                                       Agenda Number:  701902719
--------------------------------------------------------------------------------------------------------------------------
        Security:  G58718100
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  GB00B012BV22
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       accounts for the YE 31 DEC 2008 together with
       the Auditors' report

2.     Re-appoint KPMG Audit Plc as the Auditors to              Mgmt          For                            For
       the Company, to hold office until the conclusion
       of the next General Meeting at which accounts
       are laid before the members; and authorize
       the Directors to determine the remuneration
       of the Auditors of the Company

3.     Approve that a final dividend for the YE 31               Mgmt          For                            For
       DEC 2088 of 1.45 pence per ordinary share in
       the Company be declared and paid to members
       whose names appear on the Register of Members
       at the close of business on 05 JUN 2009

4.     Re-elect Mr. Mike Davies as a Director, having            Mgmt          For                            For
       retired by rotation

5.     Re-elect Mr. Richard Scholes as a Director,               Mgmt          For                            For
       having retired by rotation

6.     Re-elect Mr. David Sarti as a Director, having            Mgmt          For                            For
       retired by rotation

7.     Approve the Directors' remuneration report of             Mgmt          For                            For
       the YE 31 DEC 2008

S.8    Approve that a general meeting, other than an             Mgmt          Against                        Against
       AGM, may be called on no less than 14 clear
       days' notice

S.9    Authorize the Directors, subject to and in accordance     Mgmt          Against                        Against
       with Article 17 of the Articles of Association
       of the Company and in accordance with Section
       80 [2] of the Companies Act 1985: a) to exercise
       all the powers of the Company to allot relevant
       securities [within the meaning of Section 80
       of the Companies Act 1985] up to a maximum
       nominal amount of GBP 11,723,437 representing
       approximately one third of the current issued
       share capital of the Company [excluding treasury
       shares]; and b) to exercise all the powers
       of the Company to allot relevant securities
       comprising equity securities [within the meaning
       of Section 94 the Companies Act 1985] of up
       to a further aggregate nominal amount of GBP
       11,723,437 representing approximately one third
       of the current issued share capital of the
       Company [excluding treasury shares] provided
       that they are offered by way of a rights issue
       to holders of ordinary shares on the register
       of members at such record date as the Directors
       may determine, where the equity securities
       respectively attributable to the interests
       of the ordinary shareholders are proportionate
       [as nearly as may be practicable] to the respective
       numbers of ordinary shares held or deemed held
       by them on such record date, subject to such
       exclusions or other arrangements as the Directors
       may deem necessary or expedient to deal with
       treasury shares, fractional entitlements or
       legal or practical problems arising under the
       laws of any overseas territory or the requirements
       of any regulatory authority or stock exchange
       or by virtue of shares being represented by
       depositary receipts or any other matter; [Authority
       expires at the conclusion of the next AGM of
       the Company to be held in 2010]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution Number 9, in accordance with
       Article 18 of the Articles of Association of
       the Company and pursuant to Section 95 of the
       Companies Act 1985, to allot equity securities
       [as defined in Section 94 of the Companies
       Act 1985] for cash pursuant to the general
       authority conferred by Resolution Number 9
       above or by way of a sale of treasury shares
       as if Section 89[1] of the Companies Act 1985
       did not apply to such allotment or sale, provided
       that this power shall be limited to allotments
       of equity securities and the sale of treasury
       shares: i) in connection with an offer of securities
       [but in the case of the authority granted under
       paragraph [b] of Resolution Number 9 by way
       of rights issue only] in favor of the holders
       of ordinary shares on the register of members
       at such record date[s] as the Directors may
       determine where the equity securities respectively
       attributable to the interests of the ordinary
       shareholders are proportionate [as nearly as
       may be practicable] to the respective numbers
       of ordinary shares held or deemed to be held
       by them on any such record date[s], subject
       to such exclusions or other arrangements as
       the Directors may deem necessary or expedient
       to deal with treasury shares, fractional entitlements
       or legal or practical problems arising under
       the laws of any overseas territory or the requirements
       of any regulatory body or stock exchange or
       by virtue of shares being represented by depositary
       receipts or any other matter; and ii) [otherwise
       than pursuant to paragraph [i] above) up to
       an aggregate nominal amount of GBP 1,788,828;
       [Authority expires at the conclusion of the
       next AGM of the Company to be held in 2010];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Company, pursuant to Article 10             Mgmt          For                            For
       of the Articles of Association of the Company
       and in accordance with Section 166 of the Companies
       Act 1985, to make market purchases [as defined
       in Section 163 [3] of the Companies Act 1985]
       on the London Stock Exchange of up to 20,961,506
       ordinary shares of 25 pence each in the capital
       of the Company [excluding treasury shares][being
       approximately 14.9 % of the current issued
       ordinary share capital of the Company] on such
       terms and in such manner as the Directors of
       the Company may from time to time determine,
       provided that: i) the amount paid for each
       share [exclusive of expenses] shall not be
       more than the higher of: [a] 5 per cent above
       the average of the middle market quotation
       for ordinary shares in the Company as derived
       from the London Stock Exchange Daily Official
       List for the 5 business days before the date
       on which the share is contracted to be purchased;
       and [b] an amount equal to the higher of the
       price of the last independent trade and the
       highest current independent bid for an ordinary
       share in the Company as derived from the London
       Stock Exchange Trading System; ii) the minimum
       price which may be paid for an ordinary share
       [exclusive of expenses] is 25 pence per ordinary
       share; [Authority expires at the conclusion
       of the next AGM of the Company to be held in
       2010]; and the Company may make a purchase
       of its own ordinary shares in pursuance of
       such contract as if the authority hereby conferred
       hereby had not expired




--------------------------------------------------------------------------------------------------------------------------
 MARSHALLS PLC, BIRKBY                                                                       Agenda Number:  701959477
--------------------------------------------------------------------------------------------------------------------------
        Security:  G58718100
    Meeting Type:  EGM
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  GB00B012BV22
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors, to allot relevant securities     Mgmt          For                            For
       pursuant to Section 80 of the Companies Act
       1985 [the Act] up to a maximum nominal amount
       of GBP 14,068,125 for the purposes of the rights
       issue; and to allot equity securities pursuant
       to Section 95 of the 1985 Act as if Section
       89(1) of the 1985 Act did not apply to such
       allotment, as specified




--------------------------------------------------------------------------------------------------------------------------
 MARSTON'S PLC, WOLVERHAMPTON                                                                Agenda Number:  701790431
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5852L104
    Meeting Type:  AGM
    Meeting Date:  23-Jan-2009
          Ticker:
            ISIN:  GB00B1JQDM80
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company's accounts and              Mgmt          For                            For
       the reports of the Directors and the Independent
       Auditors for the 53 weeks ended 04 OCT 2008

2.     Declare and to confirm dividends                          Mgmt          For                            For

3.     Re-elect Mr. Lord Hodgson                                 Mgmt          For                            For

4.     Re-elect Mr. Derek Andrew                                 Mgmt          For                            For

5.     Re-elect Mr. Rosalind Cuschleri                           Mgmt          For                            For

6.     Re-elect Mr. Miles Emley                                  Mgmt          For                            For

7.     Re-elect Mr. Neil Goulden                                 Mgmt          For                            For

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Independent Auditors of the Company and authorize
       the Directors to fix their remuneration

9.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the period ended 04 OCT 2008, as specified

10.    Authorize the Board, pursuant to Section 80               Mgmt          For                            For
       of the Companies Act 1985, to allot relevant
       securities [within the meaning of Section 80
       of the Companies Act 1985] up to an aggregate
       nominal amount of GBP 6,679,144; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 23 APR 2010]; and
       the Board may allot relevant securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the previous Resolution and pursuant to
       Section 95 of the Companies Act 1985, to allot
       equity securities [within the meaning of Section
       94(2) and Section 94(3A) of the said Act] for
       cash pursuant to the authority conferred by
       the previous Resolution, disapplying the statutory
       pre-emption rights [Section 89(1)] of the said
       Act provided that this power is limited to
       the allotment of equity securities: a) in connection
       with an issue in favor of ordinary shareholders;
       and b) up to an aggregate nominal amount of
       GBP 1,001,871; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 23 APR 2010]; and the Board may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.12   Authorize the Company to make market purchases            Mgmt          For                            For
       [within the meaning of Section 163(3) of the
       Companies Act 1985] of up to 40,726,931 ordinary
       shares of 7.375p each at a minimum price which
       may be paid for such shares is 7.375p per share;
       the maximum price which may be paid for a share
       is higher of: up to 105% of the average of
       the middle market quotations of the ordinary
       shares of the Company as derived from the Daily
       Official List of the London Stock Exchange,
       over the previous 5 business days and an amount
       equal to the higher of the price of the last
       independent trade of an ordinary share as derived
       from the London Stock Exchange Trading System;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or on 23 APR
       2010] the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.13   Amend the Articles of Association of the Company          Mgmt          Against                        Against
       by making the alterations marked on the print
       of the Articles of Association as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MARTINREA INTL INC                                                                          Agenda Number:  701987298
--------------------------------------------------------------------------------------------------------------------------
        Security:  573459104
    Meeting Type:  MIX
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  CA5734591046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1.1 TO 1.6 AND 2 AND 'IN FAVOR' OR 'AGAINST'
       FOR RESOLUTION 3. THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       of the Company for the YE 31 DEC 2008, together
       with the report of the Auditors thereon

1.1    Elect Mr. Fred Jaekel as a Director of the Company        Mgmt          For                            For

1.2    Elect Mr. Rob Wildeboer as a Director of the              Mgmt          For                            For
       Company

1.3    Elect Mr. Natale Rea as a Director of the Company         Mgmt          For                            For

1.4    Elect Mr. Zoran Arandjelovic as a Director of             Mgmt          For                            For
       the Company

1.5    Elect Mr. Fred Olson as a Director of the Company         Mgmt          For                            For

1.6    Elect Mr. Suleiman Rashid as a Director of the            Mgmt          For                            For
       Company

2.     Re-appoint KPMG LLP as the Auditors of the Corporation    Mgmt          For                            For
       and authorize the Directors to fix their remuneration

3.     Approve the amendments to the Corporation's               Mgmt          For                            For
       Stock Option Plan, as specified

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MARUBUN CORPORATION                                                                         Agenda Number:  702004499
--------------------------------------------------------------------------------------------------------------------------
        Security:  J39818109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3877500003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 MARUDAI FOOD CO.,LTD.                                                                       Agenda Number:  702009196
--------------------------------------------------------------------------------------------------------------------------
        Security:  J39831128
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3876400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MARUHA NICHIRO HOLDINGS,INC.                                                                Agenda Number:  702004297
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4001N100
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3876700000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MARUICHI STEEL TUBE LTD.                                                                    Agenda Number:  702009691
--------------------------------------------------------------------------------------------------------------------------
        Security:  J40046104
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3871200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MARUSAN SECURITIES CO.,LTD.                                                                 Agenda Number:  701996906
--------------------------------------------------------------------------------------------------------------------------
        Security:  J40476103
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3874800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Appoint a Substitute Corporate Auditor, as Outside        Mgmt          For                            For
       Corporate Auditor

6      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MATSUI SECURITIES CO.,LTD.                                                                  Agenda Number:  702013563
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4086C102
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2009
          Ticker:
            ISIN:  JP3863800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MATSUMOTOKIYOSHI HOLDINGS CO.,LTD.                                                          Agenda Number:  702001431
--------------------------------------------------------------------------------------------------------------------------
        Security:  J41208109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3869010003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MAYR MELNHOF KARTON AKTIENGESELLSCHAFT                                                      Agenda Number:  701885165
--------------------------------------------------------------------------------------------------------------------------
        Security:  A42818103
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  AT0000938204
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of the annual statement          Mgmt          No Action
       of accounts and the report by the Board of
       Directors and the Supervisory Board

2.     Approve the earnings for 2008                             Mgmt          No Action

3.     Grant discharge of the Board of Directors                 Mgmt          No Action

4.     Grant discharge of the Supervisory Board                  Mgmt          No Action

5.     Approve the remuneration for the Members of               Mgmt          No Action
       the Supervisory Board

6.     Elect the balance sheet Auditor                           Mgmt          No Action

7.     Elect the Supervisory Board                               Mgmt          No Action

8.A    Approve the transfer of ownership [shares of              Mgmt          No Action
       Neupack Polska] from Mayr Melnhof Packagin
       Austria GMBH to Mayr Melnhof Karton AG in accordance
       with the contract as of 23 MAR 09

8.B    Approve the transfer of ownership [shares of              Mgmt          No Action
       Neupack Polska] from Neupack GMBH to Mayr Melnhof
       Karton AG in accordance with the contract as
       of 23 MAR 09




--------------------------------------------------------------------------------------------------------------------------
 MCBRIDE PLC                                                                                 Agenda Number:  701715039
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5922D108
    Meeting Type:  AGM
    Meeting Date:  27-Oct-2008
          Ticker:
            ISIN:  GB0005746358
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the annual report and the accounts including        Mgmt          For                            For
       the Auditors' report

2.     Approve the Directors' remuneration report                Mgmt          Against                        Against

3.     Declare a final dividend of 3.9 pence  per Ordinary       Mgmt          For                            For
       Shares

4.     Re-elect Mr. John (Iain) Grant Napier                     Mgmt          For                            For

5.     Elect Mr. Ian Roderick Johnson                            Mgmt          For                            For

6.     Re-elect Mr. Christine Anne Bogdanowicz-Bindert           Mgmt          For                            For

7.     Re-elect Mr. Robert Anthony Lee                           Mgmt          For                            For

8.     Re-elect Mr. Colin Deverell Smith                         Mgmt          For                            For

9.     Re-appoint KPMG Audit plc as the Auditors of              Mgmt          For                            For
       the Company

10.    Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

11.    Authorize the Company and each Relevant Subsidiary        Mgmt          For                            For
       to make EU Political Donations to Political
       Parties or Independent Election Candidates,
       to Political Organizations other than Political
       Parties and incur EU Political Expenditure
       up to GBP 50,000

12.    Authorize the Directors to issue the equity               Mgmt          For                            For
       or equity-linked securities with pre-emptive
       rights up to aggregate nominal amount of GBP
       6,000,000

S.13   Grant authority, subject to the passing of Resolution     Mgmt          For                            For
       12, to issue the equity or equity-linked securities
       without pre-emptive rights up to aggregate
       nominal amount of GBP 901,441

S.14   Grant authority to purchase 18,028,000 of the             Mgmt          For                            For
       Company's own shares

S.15   Amend the Articles of Association                         Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME AND CONSERVATIVE CUT-OFF DATE.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 MDS INC                                                                                     Agenda Number:  701804949
--------------------------------------------------------------------------------------------------------------------------
        Security:  55269P302
    Meeting Type:  OGM
    Meeting Date:  12-Mar-2009
          Ticker:
            ISIN:  CA55269P3025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTION
       NUMBERS 1.1 TO 1.10 AND 2 AND 'IN FAVOR' OR
       'AGAINST' FOR RESOLUTION 3. THANK YOU.

       To receive the report of the Directors and the            Non-Voting    No vote
       consolidated financial statements of the Company
       and its subsidiaries for the FYE 31 OCT 2008,
       together with the Auditors' report thereon

1.1    Elect Mr. P. S. Anderson as a Director for the            Mgmt          Against                        Against
       ensuing year

1.2    Elect Mr. W. D. Anderson as a Director for the            Mgmt          For                            For
       ensuing year

1.3    Elect Mr. S. P. DeFalco as a Director for the             Mgmt          For                            For
       ensuing year

1.4    Elect Mr. W. G. Dempsey as a Director for the             Mgmt          For                            For
       ensuing year

1.5    Elect Mr. W. A. Etherington as a Director for             Mgmt          For                            For
       the ensuing year

1.6    Elect Mr. R. W. Luba as a Director for the ensuing        Mgmt          For                            For
       year

1.7    Elect Mr. J. S. A. MacDonald as a Director for            Mgmt          For                            For
       the ensuing year

1.8    Elect Mr. R. H. McCoy as a Director for the               Mgmt          For                            For
       ensuing year

1.9    Elect Mr. M. A. Mogford as a Director for the             Mgmt          For                            For
       ensuing year

1.10   Elect Mr. G. P. Spivy as a Director for the               Mgmt          For                            For
       ensuing year

2.     Appoint Ernst & Young LLP as the Auditors, and            Mgmt          For                            For
       authorize the Directors to fix their remuneration

3.     Approve and ratify an amended and restated Shareholder    Mgmt          For                            For
       Rights Plan of the Company

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MEDA AB, SOLNA                                                                              Agenda Number:  701888022
--------------------------------------------------------------------------------------------------------------------------
        Security:  W5612K109
    Meeting Type:  AGM
    Meeting Date:  05-May-2009
          Ticker:
            ISIN:  SE0000221723
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Election of Mr. Peter Sjostrand as the Chairman           Non-Voting    No vote
       of the meeting

3.     Establishment and approval of the voting list             Non-Voting    No vote

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election of 1 or 2 persons to verify the minutes          Non-Voting    No vote

6.     Consideration of whether the AGM was duly convened        Non-Voting    No vote

7.     Presentation of the annual accounts, Auditors'            Non-Voting    No vote
       report, consolidated annual accounts and the
       Auditor's report

8.     Chief Executive Officer's statement                       Non-Voting    No vote

9.     Questions                                                 Non-Voting    No vote

10.A   Adopt the income statement and balance sheet              Mgmt          For                            For
       and the consolidated income statement and balance
       sheet

10.B   Adopt a dividend of 75 ore per share and 08               Mgmt          For                            For
       MAY 2009 as the record date for the dividend

10.C   Grant discharge to the Board Members and Chief            Mgmt          For                            For
       Executive Officers from liability

11.    Approve to determine the number of Board Members          Mgmt          For                            For
       be at 7 and no Board deputy be appointed

12.    Approve the total Board remuneration be set               Mgmt          For                            For
       to SEK 1,950,000; of this amount, the Chairman
       shall receive SEK 700,000 and each of the other
       Board Members, who are not Group employees,
       shall receive SEK 250,000; for the work performed
       in the Audit Committee, remuneration be set
       to SEK 50,000 for the Committee Chairman and
       SEK 25,000 to each of the other Members; Auditors'
       remuneration shall cover review of accounts,
       administration, and the Group audit

13.    Re-elect Messrs. Bert-Ake Eriksson, Marianne              Mgmt          For                            For
       Hamilton, Tuve Johannesson, Anders Lonner,
       Peter Sjostrand and Anders Waldenstrom and
       elect Messrs. Carola Lemne and Peter Claesson
       as the Board Members; at the 2008 AGM, PricewaterhouseCoopers
       AB was re-appointed as the Auditing firm until
       after the 2012 AGM

14.    Elect Mr. Bert-Ake Eriksson  as the Board Chairman        Mgmt          For                            For

15.    Approve the criteria for appointment of the               Mgmt          For                            For
       Nomination Committee as specified

16.    Approve the specified guidelines for Meda's               Mgmt          For                            For
       Executives

17.    Authorize the Board to decide on share issues,            Mgmt          For                            For
       on 1 or more occasions, to increase the Company's
       share capital during the period until the next
       AGM; authorization shall cover a maximum of
       30,224,306 shares; with full exercise, the
       dilution effect is about 10% of the share capital
       and votes; with authorization, the Board would
       decide on: payment in kind, offset, or other
       terms as specified in Chapter 13, Section 5,
       Paragraph 1, Item 6 in the Companies Act; deviation
       from shareholders pre-emptive/preferential
       rights; any other terms and conditions for
       the issues

18.    Other matters                                             Non-Voting    No vote

19.    Closing of the AGM                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MEDION AG, ESSEN                                                                            Agenda Number:  701886294
--------------------------------------------------------------------------------------------------------------------------
        Security:  D12144107
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  DE0006605009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 24 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report as well
       as the report by the Board of Managing Directors
       pursuant to sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 30,724,994.33 as follows: payment
       of a dividend of EUR 0.15 per no-par share
       EUR 24,043,255.13 shall be carried forward
       ex-dividend and payable date: 18 MAY 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Renewal of authorization to acquire own shares            Mgmt          For                            For
       the Company shall be authorized to acquire
       own shares of up to 10% of its share capital
       through the stock exchange or by way of a public
       repurchase offer to all shareholders, at prices
       not deviating more than 10% from the market
       price of the shares, on or before 12 NOV 2010,
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or a rights offering
       if the shares are sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes and as part of the
       bonus for executives of the Company, and to
       retire the shares, the existing authorization
       to acquire own shares shall be revoked when
       the above authorization comes into effect

6.     Approval of the use of derivatives[call and               Mgmt          For                            For
       put options] for the purpose of acquiring own
       shares as per item 5 of the agenda

7.     Resolution on the revocation of the existing              Mgmt          For                            For
       contingent capital and the correspondent amendment
       to the Articles of Association: A) the contingent
       capital as per section 3[5] shall be revoked;
       B) section 3[5] shall be deleted, the existing
       articles of section 3 shall be renumbered accordingly

8.     Appointment of the Auditors for the 2009 FY               Mgmt          For                            For
       and the review of the 2009 half-year interim
       financial statements: Maerkische revision GMBH,
       Essen

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 MEGGITT PLC                                                                                 Agenda Number:  701861418
--------------------------------------------------------------------------------------------------------------------------
        Security:  G59640105
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  GB0005758098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's annual accounts for the             Mgmt          For                            For
       FYE 31 DEC 2008, together with the reports
       of the Directors and the Auditors thereon,
       [the annual reports and accounts]

2.     Approve the remuneration report contained in              Mgmt          For                            For
       the annual report and the accounts

3.     Approve the recommendation of the Directors               Mgmt          For                            For
       as to a final dividend for the YE 31 DEC 2008
       of 5.75 pence for each ordinary share in the
       Company and, if thought fit, declare a dividend
       accordingly

4.     Re-elect Mr. Peter Hill as a Director of the              Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Article 74 of the Company's Articles of
       Association

5.     Re-elect Mr. Stephen Young as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with Article 74 of the Company's Articles of
       Association

6.     Re-elect Mr. Philip Green as a Director of the            Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Article 74 of the Company's Articles of
       Association

7.     Re-elect Sir Alan Cox as a Director of the Company,       Mgmt          For                            For
       who retires in compliance with Article 7.2
       of the combined code on corporate governance
       [2006]

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office from
       the conclusion of this meeting until the conclusion
       of the next meeting at which accounts are laid
       before the Company

9.     Authorize the Directors to set the fees paid              Mgmt          For                            For
       to the Auditors

10.    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 44,250,000 to GBP 60,000,000
       by the creation of an additional 315,000,000
       ordinary shares of 5 pence each in the Company

11.    Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing authorities, to allot relevant
       securities[ in the Companies Act 1985] up to
       an aggregate nominal amount of GBP 11,093,390
       and relevant securities comprising equity securities
       [in the Companies Act 1985] up to an aggregate
       nominal amount of GBP 22,186,780 [such amount
       to be reduced by the aggregate nominal amount
       of relevant securities issued under paragraph
       [A] of this resolution 11] in connection with
       an offer by way of a right issue[Authority
       expires until the end of the Company's next
       AGM of this resolution or on 30 JUN 2010] and
       the Directors may allot equity securities under
       any such offer or agreement as if power had
       not expired

S.12   Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing powers and subject to the passing
       of Resolution 11 to allot equity securities[
       in the Companies Act 1985] for cash pursuant
       to the authority granted by Resolution 11 and/or
       where the allotment constitutes an allotment
       of equity securities by virtue of Section 94[3A]
       of the Companies Act 1985, in case free of
       the restriction in Section 89[1] of the Companies
       Act 1985, such power to be limited: to the
       allotment of equity securities [but in the
       case of an allotment pursuant to the authority
       granted by paragraph [A] of resolution 11,
       such power be limited to the allotment of equity
       securities in connection with an offer by way
       of a rights to the allotment of equity securities
       pursuant to the authority granted by Paragraph
       [A] of Resolution 11 and/or an allotment which
       constitutes an allotment of equity securities
       by virtue of Section 94[3A] of the Companies
       Act 1985 [in each case otherwise Resolution
       12 up to a nominal amount of GBP 1,664,009
       [Authority expires until the Company's next
       AGM or on 30 JUN 2010] and the Directors may
       allot equity securities under any such offer
       or agreement as if power had not expired

13.    Authorize the Company, for the purpose of Section         Mgmt          For                            For
       366 of the Companies Act 2006 to, make political
       donations to political parities or independent
       election candidates [as such terms are defined
       in Section 363 and 364 of the Companies Act
       2006], not exceeding GBP 20,000 in aggregate;
       make political donations to political organization
       other than political parties [as such terms
       are defined in Section 363 and 366 of the Companies
       Act 2006], not exceeding GBP 20,000 and to
       incur political expenditure [as such terms
       are defined in Section 365 of the Companies
       Act 2006] not exceeding GBP 20,000 in aggregate
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 12 months
       after the date of the passing of this resolution]
       provided that the maximum amounts preferred
       in this resolution and may comprise sums in
       different currencies which shall be converted
       at such rate as the Board may in its absolute
       discretion determined to be appropriate

S.14   Approve, a general meeting other than an AGM              Mgmt          Against                        Against
       may be called on not less than 14 clear days
       notice

15.    Amend the Part B of the Meggitt Executive Share           Mgmt          For                            For
       Option Scheme 2005 [the ESOS] as specified
       in the proposed new rules of the ESOS produced
       to the meeting as specified

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MEIDENSHA CORPORATION                                                                       Agenda Number:  702001392
--------------------------------------------------------------------------------------------------------------------------
        Security:  J41594102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3919800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MEIJI SEIKA KAISHA,LTD.                                                                     Agenda Number:  701760692
--------------------------------------------------------------------------------------------------------------------------
        Security:  J41766106
    Meeting Type:  EGM
    Meeting Date:  26-Nov-2008
          Ticker:
            ISIN:  JP3917000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Incorporation of a Parent Company through         Mgmt          For                            For
       Joint Share Transfer

2      Amend the Articles of Incorporation                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MEINL EUROPEAN LAND LIMITED                                                                 Agenda Number:  701650447
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5965A102
    Meeting Type:  OGM
    Meeting Date:  16-Jul-2008
          Ticker:
            ISIN:  AT0000660659
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual statement of account and               Mgmt          For                            For
       report of Board of Director and the Balance
       Sheet Auditors

2.     Re-elect KPMG as the Balance Sheet Auditors               Mgmt          For                            For

3.     Authorize the Board of Director to decide upon            Mgmt          Abstain                        Against
       remuneration for the Balance Sheet Auditor

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING TYPE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

       Please note a special proxy form needs to be              Non-Voting    No vote
       filled out for this meeting and can be found
       at the following URL:  http://ww3.ics.adp.com/streetlink_data/dirGPICS/saA1C1.pdf




--------------------------------------------------------------------------------------------------------------------------
 MEINL EUROPEAN LAND LIMITED                                                                 Agenda Number:  701651970
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5965A102
    Meeting Type:  EGM
    Meeting Date:  16-Jul-2008
          Ticker:
            ISIN:  AT0000660659
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 491452  DUE TO DELETION OF RESOLUTIONS.ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve: to change name of the Company; to adopt          Mgmt          Against                        Against
       the Amended Articles; to convert the shares
       of the Company to no par value shares; to adopt
       the Interim Memorandum; to convert the shares
       of the Company to par value shares; to adopt
       the New Memorandum and Articles; and to increase
       the authorized share capital of the Company

2.     Approve: the repurchase of 150,000,000 ordinary           Mgmt          Abstain                        Against
       shares of the Company of EUR 5.00 each in the
       capital of the Company that are partly paid
       up as to EUR 0.01 each; and the Tshela Repurchase
       Agreement

3.     Approve: the repurchase of the shares of the              Mgmt          Against                        Against
       Company represented by the 88,815,000 Certificates
       currently held for the benefit of the Company
       by Somal; and the Somal Repurchase Agreement

4.     Approve the transaction contemplated by the               Mgmt          Against                        Against
       Master Transaction Agreement as specified

5.     Appoint Messrs. Chaim Katzman, Michael Bar Haim,          Mgmt          Against                        Against
       Joseph Azrack, Shanti Sen, Peter Linneman,
       Thomas William Wernink and Rachel Lavine as
       the Directors of the Company; and approve:
       to accept the resignations of each of Messrs
       Georg Kucian, Heinrich Schwagler and Karel
       Romer [together the Retiring Directors] as
       the Directors of the Company; and the terms
       of resignation and continued indemnification
       by the Company of the Retiring Directors

       Please note a special proxy form needs to be              Non-Voting    No vote
       filled out for this meeting and can be found
       at the following URL: http://ww3.ics.adp.com/streetlink_data/dirGPICS/saA1C3.pdf




--------------------------------------------------------------------------------------------------------------------------
 MEITEC CORPORATION                                                                          Agenda Number:  701970279
--------------------------------------------------------------------------------------------------------------------------
        Security:  J42067108
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3919200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to : Approve Minor Revisions               Mgmt          For                            For
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MELCO INTERNATIONAL DEVELOPMENT LTD                                                         Agenda Number:  701931063
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y59683188
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2009
          Ticker:
            ISIN:  HK0200030994
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and Auditors for
       the FYE 31 DEC 2008

2.I.A  Re-elect Mr. Tsui Che Yin, Frank as a Director            Mgmt          For                            For

2.I.B  Re-elect Mr. Ng Ching Wo as a Director                    Mgmt          For                            For

2.II   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

3.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange on which the shares
       of the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       under the Hong Kong Code on share repurchases
       for such purposes, subject to and in accordance
       with all applicable laws and regulations, at
       such price as the Directors may at their discretion
       determine in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Companies Ordinance to be held]

5.I    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company and make or grant
       offers, agreements and options during and after
       the relevant period, not exceeding the aggregate
       of a) 20% of the aggregate nominal amount of
       the issued share capital of the Company; plus
       b) the nominal amount of share capital repurchased
       [up to 10% of the aggregate nominal amount
       of the issued share capital], otherwise than
       pursuant to: (i) a rights issue, (ii) the exercise
       of any rights of subscription or conversion
       under any existing warrants, bonds, debentures,
       notes and other securities issued by the Company
       which carry rights to subscribe for or are
       convertible into shares of the Company, (iii)
       any option scheme or similar arrangement for
       the time being adopted for the grant or issue
       to officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company or
       (iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Companies Ordinance to be held]

5.II   Authorize the Directors of the Company referred           Mgmt          For                            For
       to in Resolution 5.I as specified in respect
       of the share capital of the Company referred
       to in Resolution 5.I as specified

6.     Approve the proposed amendments to the terms              Mgmt          For                            For
       of the share option scheme adopted by the Company
       at its EGM on 08 MAR 2002 [referred to as Revised
       Share Option Scheme after the proposed amendments
       have been approved and incorporated], on dated
       29 APR 2009, as specified, and authorize the
       Board of Directors of the Company to do all
       such acts and to enter into all such transactions
       and arrangements as may be necessary or expedient
       in order to give effect to the Revised Share
       Option Scheme

S.7    Amend the Articles 2, 3, 5(B), 8, 67, 74, 75,             Mgmt          For                            For
       76, 77, 78, 80, 83, 87, 88, 89, 102(H), 102(I),
       152, 167, 171, 173, 174 and 177 of the Articles
       of Association of the Company, as specified




--------------------------------------------------------------------------------------------------------------------------
 MELROSE PLC, LONDON                                                                         Agenda Number:  701911566
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5973B126
    Meeting Type:  OGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  GB00B23DKN29
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the purchase of the 2007 Incentive Shares         Mgmt          Against                        Against
       by the Company and the reclassification of
       the 2007 Incentive Shares as 2009 Incentive
       Shares

S.2    Amend the Company's Articles of Association               Mgmt          Against                        Against

S.3    Authorize the Directors to allot 2009 Incentive           Mgmt          Against                        Against
       Shares without application of pre-emption rights




--------------------------------------------------------------------------------------------------------------------------
 MELROSE PLC, LONDON                                                                         Agenda Number:  701911631
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5973B126
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  GB00B23DKN29
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and financial statements        Mgmt          For                            For
       for the YE 31 DEC 2008

2.     Approve the 2008 remuneration report                      Mgmt          For                            For

3.     Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2008

4.     Re-elect Mr. Christopher Miller as a Director             Mgmt          For                            For

5.     Re-elect Mr. Geoffrey Martin as a Director                Mgmt          For                            For

6.     Re-elect Mr. Miles Templeman as a Director                Mgmt          For                            For

7.     Elect Mr. Perry Crosthwaite as a Director                 Mgmt          For                            For

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          Against                        Against
       and authorize the Directors to set the Auditors
       remuneration

S.9    Approve the calling of a general meeting other            Mgmt          Against                        Against
       than an AGM on not less than 14 clear days
       notice

10.    Approve to increase the authorized share capital          Mgmt          For                            For

11.    Approve to renew the authority given to the               Mgmt          Against                        Against
       Directors to allot shares

S.12   Authorize the Directors to allot equity securities        Mgmt          For                            For
       without application of pre-emption rights

S.13   Grant authority for the market purchases of               Mgmt          For                            For
       shares




--------------------------------------------------------------------------------------------------------------------------
 MERCIALYS, PARIS                                                                            Agenda Number:  701909458
--------------------------------------------------------------------------------------------------------------------------
        Security:  F61573105
    Meeting Type:  MIX
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  FR0010241638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions. The following
       applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE on 31 DEC 2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       on 31 DEC 2008

O.3    Approve the Distribution of profits and determination     Mgmt          For                            For
       of the dividend

O.4    Approve the special report of the Statutory               Mgmt          For                            For
       Auditors on the regulated agreements referred
       to in Article L.225-38 of the Commercial Code
       and agreements identified there in

O.5    Approve the option for payment of the dividend            Mgmt          For                            For
       in shares

O.6    Approve the payment on account dividend in shares         Mgmt          For                            For

O.7    Grant authority to purchase by the Company of             Mgmt          Against                        Against
       its own shares

E.8    Approve the contribution by the Immobiliere               Mgmt          Against                        Against
       Groupe Casino Company of property rights and
       properties in favor of the Company, evaluation
       and remuneration

E.9    Approve the corresponding increase of the share           Mgmt          Against                        Against
       capital by issuing 1,449,915 new shares in
       payment of contributions in nature and approval
       of the premium contribution related to the
       amount of EUR 32,623,085

E.10   Approve the contribution by the Immobiliere               Mgmt          Against                        Against
       Groupe Casino Company of property rights and
       properties in the cities of Angouleme-Champniers,
       Beziers, Boe, Fontaine-les-Dijon, La Ricamarie,
       Amilly-Montargis, Montauban, Narbonne, Marseille
       La Valentine 1 & 2 and Arles to the benefit
       of the Company, evaluation and remuneration

E.11   Approve the share capital through the issue               Mgmt          Against                        Against
       of 2,117,106 new shares in payment of contributions
       in nature and the premium contribution related
       to the amount of EUR 47,634,894

E.12   Approve the contribution by the Immobiliere               Mgmt          Against                        Against
       Groupe Casino Company of 5 property assets
       to use as hypermarket or supermarket located
       in the cities of Paris and Marseille for the
       benefit of the Company, evaluation and remuneration

E.13   Approve the share capital of an amount of EUR             Mgmt          Against                        Against
       5,273,191 through the issue of 5,273,191 new
       shares in payment of contributions in nature
       and the premium contribution pertaining to
       of an amount of EUR 118,646,809

E.14   Approve the contribution by the 2 Chafar Company          Mgmt          Against                        Against
       of properties and property rights located in
       the city of Besan on in favor of the Company,
       evaluation and remuneration

E.15   Approve the corresponding increase in the share           Mgmt          Against                        Against
       capital of an amount of EUR 557,148 by issuing
       557,148 new shares in payment of contributions
       in nature and approval of the premium contribution
       related to the amount of EUR 12,535,852

E.16   Approve the contribution by the Plouescadis               Mgmt          Against                        Against
       Company of all minus one of the shares comprising
       the share capital of each of the following
       Companies: SNC Agout, SNC Chantecouriol, SNC
       Dentelle, SNC Geante Periaz and SNC Vendolonne
       for the benefit of the Company, evaluation
       and remuneration

E.17   Approve the corresponding increase of the share           Mgmt          Against                        Against
       capital of EUR 2,814,979 through the issue
       of 2,814,979 new shares in payment of contributions
       in nature and approval of the premium contribution
       related to the amount of EUR 42,417, 440

E.18   Approve the contribution by the Plouescadis               Mgmt          Against                        Against
       Company of the entire share capital of the
       Salins SAS Company in favor of the Company,
       evaluation and remuneration

E.19   Approve the share capital of an amount of EUR             Mgmt          Against                        Against
       465, 574 by issuing 465, 574 new shares in
       payment of contributions in nature and approval
       of the premium contribution related to the
       amount of EUR 10,033,708

E.20   Approve the contribution by the Sodexmar Company          Mgmt          Against                        Against
       of all minus one of the shares composing the
       share capital of the SCI Timur, evaluation
       and remuneration

E.21   Approve the share capital of EUR 1,513,787 by             Mgmt          Against                        Against
       issuing 1,513,787 new shares in payment of
       contributions in nature and approval of the
       premium contribution related to the amount
       of EUR 34,060,213

E.22   Approve the determination of the final input              Mgmt          For                            For
       and the corresponding capital increase of the
       overall cap amount of EUR 14,191,700 by issuing
       14,191,700 new shares in exchange for the above
       contributions, and the premium contribution
       for a total EUR 297,952,001, and amend the
       Article 6 of the statutes

E.23   Approve the harmonization of the statutes with            Mgmt          For                            For
       the agreements referred to in Act 2008-776
       of 04 AUG 2008

E.24   Authorize the Board of Directors to issue shares          Mgmt          Against                        Against
       or securities giving the right to allocate
       new or existing shares of the Company or of
       debt securities, with maintenance of preferential
       subscription rights

E.25   Authorize the Board of Directors to issue shares          Mgmt          Against                        Against
       or securities giving the right to allocate
       new or existing shares of the Company or of
       debt securities, with cancellation of preferential
       subscription rights

E.26   Authorize the Board of Directors to fix the               Mgmt          For                            For
       issue price achieved without preferential subscription
       rights under the terms determined by the General
       Assembly, under Article L.225-136 of the Commercial
       Code

E.27   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the amount of the initial issue in the context
       of capital increases performed with or without
       preferential subscription rights

E.28   Authorize the Board of Directors to increase              Mgmt          For                            For
       capital by incorporation of reserves, profits,
       premiums or other amounts which capitalization
       is allowed

E.29   Authorize the Board of Directors, within the              Mgmt          Against                        Against
       limit of 10% of the Company' s capital, to
       issue shares or securities giving access to
       capital in order to remunerate contributions
       in kind made to the Company, of equity securities
       or securities giving access to capital

E.30   Approve the Global limitation of financial authorities    Mgmt          For                            For
       conferred upon the Board of Directors

E.31   Authorize the Board of Directors to issue shares          Mgmt          Against                        Against
       or securities giving access to capital in case
       of public offer implemented by Mercialys on
       securities of another Company listed with cancellation
       of preferential subscription rights

E.32   Authorize to issue, by any Company which holds            Mgmt          Against                        Against
       more than 50% of the capital of the Mercialys
       Company, securities of the issuer giving right
       to allocate existing shares of the Company

E.33   Authorize the Board of Directors to increase              Mgmt          For                            For
       capital or treasury shares for the benefit
       of employees

E.34   Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MERCIAN CORPORATION                                                                         Agenda Number:  701834219
--------------------------------------------------------------------------------------------------------------------------
        Security:  J68166115
    Meeting Type:  AGM
    Meeting Date:  24-Mar-2009
          Ticker:
            ISIN:  JP3921100008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to the Updated Laws and    Regulaions

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

4.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.2    Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 METHANEX CORP                                                                               Agenda Number:  701862446
--------------------------------------------------------------------------------------------------------------------------
        Security:  59151K108
    Meeting Type:  OGM
    Meeting Date:  05-May-2009
          Ticker:
            ISIN:  CA59151K1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTIONS
       03 AND "IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS 1.1 TO 1.11 AND 02. THANK YOU.

1.1    Elect Mr. Bruce Aitken as a Director                      Mgmt          For                            For

1.2    Elect Mr. Howard Balloch as a Director                    Mgmt          For                            For

1.3    Elect Mr. Pierre Choquette as a Director                  Mgmt          For                            For

1.4    Elect Mr. Phillip Cook as a Director                      Mgmt          For                            For

1.5    Elect Mr. Thomas Hamilton as a Director                   Mgmt          For                            For

1.6    Elect Mr. Robert Kostelnik as a Director                  Mgmt          For                            For

1.7    Elect Mr. Douglas Mahaffy as a Director                   Mgmt          For                            For

1.8    Elect Mr. A. Terence Poole as a Director                  Mgmt          For                            For

1.9    Elect Mr. John Reid as a Director                         Mgmt          For                            For

1.10   Elect Ms. Janice Rennie as a Director                     Mgmt          For                            For

1.11   Elect Ms. Monica Sloan as a Director                      Mgmt          For                            For

2.     Re-appoint KPMG LLP, Chartered Accountants,               Mgmt          For                            For
       as the Auditors of the Company for the ensuring
       year and authorize the Board of Directors to
       fix the remuneration of the Auditors

3.     Ratify and approve the certain amendments to              Mgmt          For                            For
       the Company's Incentive Stock Option Plan as
       specified

       Receive the consolidated financial statements             Non-Voting    No vote
       for the financial year ended 31 DEC 2008, and
       the Auditors report on such statements

       Transact such other business                              Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE RECEIPT           Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTION.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 MICHAEL PAGE INTERNATIONAL PLC, LONDON                                                      Agenda Number:  701902454
--------------------------------------------------------------------------------------------------------------------------
        Security:  G68694119
    Meeting Type:  AGM
    Meeting Date:  22-May-2009
          Ticker:
            ISIN:  GB0030232317
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the final dividend of 5.12 Pence per              Mgmt          For                            For
       ordinary share

3.     Re-elect Mr. Stephen Puckett as a Director                Mgmt          For                            For

4.     Re-elect Mr. Hubert Reid as a Director                    Mgmt          For                            For

5.     Approve the remuneration report                           Mgmt          Against                        Against

6.     Re-appoint Deloitte LLP as Auditors and authorize         Mgmt          For                            For
       Audit Committee to fix their remuneration

7.     Authorize the Company and its subsidiaries to             Mgmt          For                            For
       make EU Political Donations to Political Parties
       or Independent Election Candidates up to GBP
       25,000, to Political Organization other than
       political parties up to GBP 25,000 and Incur
       EU Political Expenditure up to GBP 2

8.     Grant authority to issue equity or equity-linked          Mgmt          Against                        Against
       securities with pre-emptive rights under a
       general authority up to aggregate nominal amount
       of GBP 1,062,637 and an additional amount pursuant
       to a rights issue of up to GBP 1,062,637

9.     Grant authority to issue equity or equity-linked          Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 161,006

10.    Grant authority 48,269,495 ordinary shares for            Mgmt          For                            For
       market purchase

11.    Adopt new Articles of Association                         Mgmt          Against                        Against

12.    Approve that a general meeting other than an              Mgmt          Against                        Against
       AGM may be called on not less than 14 clear
       days' notice




--------------------------------------------------------------------------------------------------------------------------
 MIKUNI COCA-COLA BOTTLING CO.,LTD.                                                          Agenda Number:  701836465
--------------------------------------------------------------------------------------------------------------------------
        Security:  J42669101
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  JP3883200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 MILLENNIUM & COPTHORNE HOTELS PLC, LONDON                                                   Agenda Number:  701667872
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6124F107
    Meeting Type:  EGM
    Meeting Date:  07-Aug-2008
          Ticker:
            ISIN:  GB0005622542
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the disposal by CDL Hotels [Labuan]               Mgmt          For                            For
       Limited of the entire issued share capital
       of CDL Hotels [Korea] Limited on the terms
       and subject to the conditions of the Disposal
       Agreement dated 24 JUN 2008 [the Disposal Agreement]
       [as specified] and authorize the Directors
       to conclude and implement the Disposal Agreement
       in accordance with its terms and conditions
       and to make such non-material modifications,
       variations, waivers and extensions of any of
       the terms of the Disposal Agreement as the
       Directors shall in their discretion deem fit




--------------------------------------------------------------------------------------------------------------------------
 MILLENNIUM & COPTHORNE HOTELS PLC, LONDON                                                   Agenda Number:  701886535
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6124F107
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  GB0005622542
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report for the YE 31 DEC               Mgmt          For                            For
       2008

2.     Approve the Directors remuneration report for             Mgmt          For                            For
       YE 31 DEC 2008

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. Kwek Leng Peck as a Director                 Mgmt          Against                        Against

5.     Re-elect Mr. Christopher Sneath as a Director             Mgmt          For                            For

6.     Elect Mr. Richard Hartman as a Director                   Mgmt          For                            For

7.     Re-appoint KPMG Audit Plc as the Auditor                  Mgmt          For                            For

8.     Authorize the Directors to determine the Auditors         Mgmt          For                            For
       remuneration

9.     Approve to extend the provisions of the co-operation      Mgmt          For                            For
       agreement enabling City Developments Limited
       to maintain its percentage of shareholding
       in the Company

10.    Authorize the Directors to make political donations       Mgmt          For                            For
       in accordance with Provisions of Companies
       Act 2006

11.    Approve to renew the Directors authority to               Mgmt          For                            For
       allot shares

12.    Authorize the Directors to allot shares in connection     Mgmt          Against                        Against
       with a rights issue

S.13   Approve to renew the Directors authority to               Mgmt          For                            For
       disapply pre-emption rights over certain issues
       of shares

S.14   Authorize the Directors to disapply pre-emption           Mgmt          Against                        Against
       rights in the events of a rights issue

S.15   Authorize the Company to make market purchases            Mgmt          For                            For
       of ordinary shares of the Company

S.16   Authorize general meetings other than AGM to              Mgmt          Against                        Against
       be held on 14 clear days notice




--------------------------------------------------------------------------------------------------------------------------
 MINARA RESOURCES LIMITED                                                                    Agenda Number:  701865098
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q6120A101
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  AU000000MRE4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive and consider the annual financial              Non-Voting    No vote
       report, Directors' report and the Auditor's
       report for the Company and its controlled entities
       for the YE 31 DEC 2008

1.1    Re-elect Mr. Willy Strothotte as a Director               Mgmt          For                            For
       of the Company, who retires in accordance with
       Article 6.3 of the Company's constitution

1.2    Re-elect Mr. John Morrison as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       Article 6.3 of the Company's constitution

2.     Adopt the remuneration report for the Company             Mgmt          Against                        Against
       and its controlled entities for the YE 31 DEC
       2008

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT ANY INDIVIDUAL OR RELATED PARTY          Non-Voting    No vote
       TO ANY SPECIFIC VOTE EXCLUSION WHICH HAS OBTAINED
       BENEFIT OR DOES EXPECT TO OBTAIN FUTURE BENEFIT
       SHOULD NOT VOTE [OR VOTE 'ABSTAIN'] FOR THE
       RELEVANT PROPOSAL ITEMS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MINEBEA CO.,LTD.                                                                            Agenda Number:  701987921
--------------------------------------------------------------------------------------------------------------------------
        Security:  J42884130
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3906000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MINERVA PLC, LONDON                                                                         Agenda Number:  701734217
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6139T100
    Meeting Type:  AGM
    Meeting Date:  13-Nov-2008
          Ticker:
            ISIN:  GB0005953681
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report of the Directors             Mgmt          For                            For
       and the accounts and the Auditors' report thereon
       for the FYE 30 JUN 2008

2.     Approve the remuneration report as specified              Mgmt          For                            For
       in the annual report and accounts

3.     Re-elect Mr. Timothy Gamham as a Director of              Mgmt          For                            For
       the Company

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company, until the conclusion
       the meeting, to be hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the Company and authorize the
       Directors to determine their remuneration

5.     Authorize the Directors to allot relevant securities,     Mgmt          For                            For
       pursuant to Section 80 of the Companies Act
       1985 [the 1985 Act], up to an aggregate nominal
       amount of GBP 13,431,197; [Authority expires
       the earlier of the Company's next AGM or 15
       months]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.6    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 5 and pursuant to Section 95
       of the 1985 Act, to allot equity securities
       [Section 94 of the 1985 Act] pursuant to the
       authority conferred by Resolution 5 for cash,
       disapplying the statutory pre-emption rights
       Section 89(1) of the 1985 Act, provided that
       this power is limited to the allotment of equity
       securities: a) in connection with an offer
       of such securities by way of rights to holders
       of ordinary shares in proportion [as nearly
       as may be practicable] to their respective
       holdings of such shares but subject to such
       exclusions to other arrangements as the Directors
       may deem necessary or expedient in relation
       to fractional entitlements or any legal or
       practical problems under the laws of any territory,
       or the requirement of any regulatory body or
       Stock Exchange; and; b) up to an aggregate
       nominal amount of GBP 2,014,679; [Authority
       expires at the conclusion of the next AGM of
       the Company to be held after the passing of
       this resolution]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.7    Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the 1985 Act, to make 1 or more market
       purchases [Section 163(3) of the 1985 Act]
       of up to 24,160,038 ordinary shares of 25 pence
       per share in the capital of the Company, the
       maximum price aggregate number of ordinary
       shares hereby authorized to be purchased us
       24,160,038, the minimum price of 25 pence per
       share [exclusive of expenses] and up to 105%
       of the average middle market quotations for
       such shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days; [Authority expires the earlier of the
       conclusion of the next AGM of the Company to
       be held in 2009 or 15 months]; and the Company,
       before the expiry, may make a contract or contracts
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.8    Adopt the new Articles of Association as specified        Mgmt          For                            For

S.9    Authorize the Company to use electronic means             Mgmt          For                            For
       to convey any document or information to its
       shareholders and for the purposes of this resolution
       9 electronic means and shareholders have the
       same meanings respectively as they have for
       the purposes of paragraph 6.1.8 of the disclosure
       rules and transparency rules made by the Financial
       Services Authority

S.10   Approve that, the Company may send or supply              Mgmt          For                            For
       any document or information that is required
       or authorized to be sent or supplied to a shareholder
       or any other person by the Company: by a provision
       of the Companies Acts [Section 2 of the Companies
       Act 2006 [the 2006 Act]; or pursuant to the
       Articles of Association of the Company or pursuant
       to any other rules or regulations to which
       the Company may be subject by making available
       on a website; the provisions of the 2006 Act
       which apply when sending or supplying a document
       or information required or to be sent or supplied
       by the Companies Act [as specified] by making
       it available on a website shall, the necessary
       changes having been made also apply when any
       document or information which is required or
       to be sent or supplied by the Articles of Association
       of the Company or any other rules or regulations
       to which the Company may be subject, is sent
       or supplied by making available on a website:
       until such time as this resolution 10 is subsequently
       revoked by the Company in general meeting,
       this resolution shall supersede any provision
       in the Articles of Association of the Company
       to the extent that it is inconsistent with
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 MINISTOP CO.,LTD.                                                                           Agenda Number:  701949147
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4294L100
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  JP3905950006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MINMETALS RESOURCES LTD                                                                     Agenda Number:  701927432
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6065U105
    Meeting Type:  AGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  HK1208013172
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 562980 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2008

2.A    Re-elect Mr. Xu Huizhong as a Director                    Mgmt          Against                        Against

2.B    Re-elect Mr. Hao Chuanfu as a Director                    Mgmt          Against                        Against

2.C    Re-elect Mr. Ren Suotang as a Director                    Mgmt          Against                        Against

2.D    Re-elect Mr. Li Dongsheng as a Director                   Mgmt          For                            For

2.E    Re-elect Mr. Chan Wai Dune as a Director                  Mgmt          For                            For

2.F    Re-elect Mr. Ting Leung Huel, Stephen as a Director       Mgmt          For                            For

2.G    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

3.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors of the Company to fix their remuneration

4.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       as amended from time to time, to allot, issue
       and deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options which would or might
       require the exercise of such power and after
       the end of the relevant period; approve the
       aggregate nominal amount of share capital allotted
       or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors, otherwise than
       pursuant to (i) a Rights Issue [as hereinafter
       defined] or (ii) an issue of shares upon the
       exercise of the subscription rights under any
       option scheme or similar arrangement for the
       time being adopted for the grant or issue to
       Officers and/or Employees of the Company and/or
       any of its subsidiaries of shares or rights
       to acquire shares of the Company or (iii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company or (iv) any script
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of a dividend on shares of the Company
       pursuant to the Articles of Association of
       the Company from time to time, shall not exceed
       20 % of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of this resolution and the said approval
       shall be limited accordingly; [Authority expires
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Hong Kong law or the Articles of
       Association of the Company to be held]

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to repurchase securities of the Company on
       The Stock Exchange of Hong Kong Limited or
       on any other stock exchange on which the securities
       of the Company may be listed and is recognized
       by the Securities and Futures Commission and
       The Stock Exchange of Hong Kong Limited for
       this purpose, subject to and in accordance
       with all applicable laws and/or the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time; approve the aggregate nominal
       amount of securities of the Company repurchased
       by the Company shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of this
       resolution and the authority shall be limited
       accordingly; [Authority expires earlier at
       the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Hong Kong law or the Articles of Association
       of the Company to be held]

6.     Grant authority to the Directors to add the               Mgmt          For                            For
       number of shares purchased by the Company pursuant
       to the general mandate referred to in Resolution
       No. 5 set out in this notice to the 20% general
       mandate to issue new shares referred to in
       Resolution No. 4 as specified

7.     Elect Mr. Li Fuli as a Non-Executive Director             Mgmt          Against                        Against
       of the Company

8.     Elect Mr. Xu Jiqing as a Non-Executive Director           Mgmt          Against                        Against
       of the Company

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MIRACA HOLDINGS INC.                                                                        Agenda Number:  701988632
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4352B101
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3822000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Allow Board to Authorize Use of Stock Options,            Mgmt          For                            For
       and Allow Board to Authorize   Use of Stock
       Option Plan




--------------------------------------------------------------------------------------------------------------------------
 MISAWA HOMES CO.,LTD.                                                                       Agenda Number:  702014983
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43129105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3885010003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Retirement Allowance for Retiring Directors       Mgmt          For                            For
       and Corporate Auditors,   and Payment of Accrued
       Benefits associated with Abolition of Retirement
       Benefit System for Current Directors
       and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 MISUMI GROUP INC.                                                                           Agenda Number:  701998114
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43293109
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3885400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MISYS PLC                                                                                   Agenda Number:  701687139
--------------------------------------------------------------------------------------------------------------------------
        Security:  G61572148
    Meeting Type:  AGM
    Meeting Date:  30-Sep-2008
          Ticker:
            ISIN:  GB0003857850
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the 2008 Directors report the financial           Mgmt          For                            For
       statements and the auditors report

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Declare a final dividend of 4.95p per ordinary            Mgmt          For                            For
       share

4.     Re-elect Mr. Al-Noor Ramji as a Director                  Mgmt          For                            For

5.     Re-appoint the Auditors and authorize the Directors       Mgmt          Against                        Against
       to set their remuneration

6.     Authorize the Directors to allot relevant securities      Mgmt          For                            For
       generally

S.7    Authorize the Directors to allot securities               Mgmt          For                            For
       for cash within specified limits

S.8    Grant authority to purchase of own shares in              Mgmt          For                            For
       the market

9.     Grant authority to the making of EU political             Mgmt          For                            For
       donations

S.10   Adopt new Articles of Association                         Mgmt          Against                        Against

11.    Approve to establish the Misys Omnibus Share              Mgmt          For                            For
       Plan

12.    Grant authority to offer plans similar to the             Mgmt          For                            For
       Misys Omnibus Share Plan in overseas territories

13.    Approve to establish the Misys Share Incentive            Mgmt          For                            For
       Plan

14.    Grant authority to offer plans similar to the             Mgmt          For                            For
       Misys Share Incentive Plan in overseas territories




--------------------------------------------------------------------------------------------------------------------------
 MISYS PLC                                                                                   Agenda Number:  701698930
--------------------------------------------------------------------------------------------------------------------------
        Security:  G61572148
    Meeting Type:  EGM
    Meeting Date:  06-Oct-2008
          Ticker:
            ISIN:  GB0003857850
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

1.     Approve the merger of the Company's subsidiary            Mgmt          For                            For
       Misys Healthcare and Patriot Merger Company,
       LLC, a subsidiary of Allscripts, approve the
       purchase by the Company or its Designee of
       either 18,857,152 or 18,957,152 shares of newly
       issued Allscripts common stock




--------------------------------------------------------------------------------------------------------------------------
 MISYS PLC                                                                                   Agenda Number:  701772609
--------------------------------------------------------------------------------------------------------------------------
        Security:  G61572148
    Meeting Type:  EGM
    Meeting Date:  09-Dec-2008
          Ticker:
            ISIN:  GB0003857850
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the proposed amendment [the Proposed             Mgmt          For                            For
       Amendment] to the Allscripts Healthcare Solutions,
       Inc., the amended and restated 1993 Stock Incentive
       Plan [the 1993 Plan] to increase the maximum
       number of shares of common stock of Allscripts-Misys
       Healthcare Solutions, Inc., [Allscripts-Misys
       Shares] that may be issued pursuant to grants
       made under the 1993 Plan by 10,000,000 Allscripts-Misys
       Shares, taking the total number of Allscripts-Misys
       Shares that can be issued pursuant to the 1993
       Plan to 21,593,489 plus shares attributable
       to awards that were forfeited or cancelled
       under the predecessor plans and as specified
       relating to the Proposed Amendment issued by
       the Company on 20 NOV 2008, and all documents
       which the Board of Directors of the Company
       or any duly authorized Committee thereof may
       determine are required or are expedient to
       give effect to the Proposed Amendment; authorize
       the Company and/or Allscripts-Misys Healthcare
       Solutions, Inc., to enter into any such documents
       and that the Board of Directors of the Company
       or any duly authorized Committee thereof to
       make such modifications, variations, waivers
       and extensions of any of the terms or conditions
       of the Proposed Amendment and of any such documents
       [provided such modifications, variations, waivers
       or extensions are not of a material nature]
       as, in their absolute discretion, they think
       necessary or desirable and to do all such things
       as, in their absolute discretion, may be necessary
       or desirable to complete and give effect to,
       or otherwise in connection with, the Proposed
       Amendment and any matters incidental thereto

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MITIE GROUP PLC                                                                             Agenda Number:  701649153
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6164F157
    Meeting Type:  AGM
    Meeting Date:  31-Jul-2008
          Ticker:
            ISIN:  GB0004657408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and accounts                    Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. Ishbel Jean Stewart Macpherson               Mgmt          For                            For
       as a Director

5.     Re-elect David Stannard Jenkins as a Director             Mgmt          For                            For

6.     Re-elect Mr. Suzanne Claire Baxler as a Director          Mgmt          For                            For

7.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       and authorize the Directors to determine their
       remuneration

8.     Approve the amendments to the MITIE Group PLC             Mgmt          Against                        Against
       Long-Team Incentive Plan

9.     Approve the amendments to the MITIE group plc             Mgmt          For                            For
       Savings Related Option Share Scheme rules

10.    Authorize the Directors to allot relevant securities      Mgmt          For                            For
       pursuant to Section 80 of the Companies Act
       1985

11.    Approve to renew the authority to dis-apply               Mgmt          For                            For
       pre-emption rights

12.    Approve to renew the authority to make market             Mgmt          For                            For
       purchases of ordinary shares

13.    Approve the proposed amendments to the Articles           Mgmt          For                            For
       of Association




--------------------------------------------------------------------------------------------------------------------------
 MITSUBA CORPORATION                                                                         Agenda Number:  702014452
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43572148
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3895200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Treasury      Shares for Odd-Lot Purchases

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Approve Retirement Allowance for Retiring Directors,      Mgmt          Against                        Against
       and Payment of Accrued   Benefits associated
       with Abolition of Retirement Benefit System
       for Current   Directors and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI LOGISTICS CORPORATION                                                            Agenda Number:  701988149
--------------------------------------------------------------------------------------------------------------------------
        Security:  J44561108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3902000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI PAPER MILLS LIMITED                                                              Agenda Number:  702000718
--------------------------------------------------------------------------------------------------------------------------
        Security:  J44217115
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3901200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI STEEL MFG.CO.,LTD.                                                               Agenda Number:  701996780
--------------------------------------------------------------------------------------------------------------------------
        Security:  J44475101
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3900800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 MITSUI ENGINEERING & SHIPBUILDING CO.,LTD.                                                  Agenda Number:  701990904
--------------------------------------------------------------------------------------------------------------------------
        Security:  J44776128
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3891600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 MITSUI HOME CO.,LTD.                                                                        Agenda Number:  701996576
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4483N107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3893800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and          Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 MITSUI MINING COMPANY, LIMITED                                                              Agenda Number:  702015074
--------------------------------------------------------------------------------------------------------------------------
        Security:  J44927101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3889610006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Purchase of Own Class C Preferred Shares          Mgmt          For                            For

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights,Expand Business Lines,  Reduce     Authorized
       Capital to 1,120,000,000shs

4      Appoint a Director                                        Mgmt          For                            For

5      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MITSUI-SOKO CO.,LTD.                                                                        Agenda Number:  701997388
--------------------------------------------------------------------------------------------------------------------------
        Security:  J45314101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3891200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUMI ELECTRIC CO.,LTD.                                                                   Agenda Number:  702001861
--------------------------------------------------------------------------------------------------------------------------
        Security:  J45464120
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3904400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3      Amend Articles to: Adopt Reduction of Liability           Mgmt          For                            For
       System for Outside Auditors

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUUROKO CO.,LTD.                                                                         Agenda Number:  702021611
--------------------------------------------------------------------------------------------------------------------------
        Security:  J45550100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3894400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 MIURA CO.,LTD.                                                                              Agenda Number:  702008118
--------------------------------------------------------------------------------------------------------------------------
        Security:  J45593100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3880800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines,     Reduce Board Size to 11

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and          Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 MIZRAHI TEFAHOT BANK LTD                                                                    Agenda Number:  701991691
--------------------------------------------------------------------------------------------------------------------------
        Security:  M9540S110
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  IL0006954379
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Discussion of the financial statements and Directors      Non-Voting    No vote
       report for the year 2008

2.1    Re-appoint Mr. Yaacov Perry as a Officiating              Mgmt          For                            For
       Director; 1 External Director continues in
       office by provision of Law

2.2    Re-appoint Mr. Moshe Wertheim as a Officiating            Mgmt          For                            For
       Director; 1 External Director continues in
       office by provision of Law

2.3    Re-appoint Mr. Zvi Efrat as a Officiating Director;       Mgmt          For                            For
       1 External Director continues in office by
       provision of Law

2.4    Re-appoint Mr. Ron Gazit as a Officiating Director;       Mgmt          For                            For
       1 External Director continues in office by
       provision of Law

2.5    Re-appoint Mr. Yosef Bahat as a Officiating               Mgmt          For                            For
       Director; 1 External Director continues in
       office by provision of Law

2.6    Re-appoint Mr. Liora Ofer as a Officiating Director;      Mgmt          For                            For
       1 External Director continues in office by
       provision of Law

2.7    Re-appoint Mr. Yossi Rosen as a Officiating               Mgmt          For                            For
       Director; 1 External Director continues in
       office by provision of Law

2.8    Re-appoint Mr. Abraham Shohat as a Officiating            Mgmt          For                            For
       Director; 1 External Director continues in
       office by provision of Law

2.9    Re-appoint Mr. Dov Mishor as a Officiating Director;      Mgmt          For                            For
       1 External Director continues in office by
       provision of Law

2.10   Re-appoint Mr. Mordechai Mayer as a Officiating           Mgmt          For                            For
       Director; 1 External Director continues in
       office by provision of Law

3.     Appoint Mr. Gideon Sitterman as an External               Mgmt          For                            For
       Director for a statutory 3 year period

4.     Re-appoint the Accountant-Auditors                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MIZUHO INVESTORS SECURITIES CO.,LTD.                                                        Agenda Number:  701996285
--------------------------------------------------------------------------------------------------------------------------
        Security:  J46013108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3227200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 MIZUNO CORPORATION                                                                          Agenda Number:  702009728
--------------------------------------------------------------------------------------------------------------------------
        Security:  J46023123
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3905200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MLP AG, WIESLOCH                                                                            Agenda Number:  701930718
--------------------------------------------------------------------------------------------------------------------------
        Security:  D5388S105
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  DE0006569908
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 26 MAY 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements, the Group annual report, and the
       reports pursuant to Sections 289[4] and 315[4]
       of the German Commercial Code

2.     Resolution on the unappropriation of the distribution     Mgmt          For                            For
       profit of EUR 30,201,119.48 as follows: payment
       of a dividend of EUR 0.28 per no-par share
       ex-dividend and payable date: 17 JUN 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors [a] for the 2009 FY:              Mgmt          For                            For
       Ernst + Young AG, Stuttgart; [b] for the 2009
       abbreviated accounts and the interim report:
       Ernst + Young AG, Stuttgart

6.     Authorization to acquire own shares, the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 10% from the market price
       of the shares, on or before 15 DEC 2010, the
       Board of Managing Directors shall be authorized
       to retire the shares

7.     Amendment to Section 3 of the Articles of Association     Mgmt          For                            For
       in respect of the Company being authorized
       to transmit Company announcements to the shareholders
       by electronic means of communication

8.     Amendment to Section 17[3] of the Articles of             Mgmt          For                            For
       Association in respect of proxy-voting instructions
       being issued in writing or electronically if
       they are not issued to a financial institution,
       shareholders Association, or any other representative
       as defined by Section 135 of the Stock Corporation
       Act

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 MOBILEONE LTD                                                                               Agenda Number:  701857899
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8838Q148
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  SG1U89935555
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts for the YE 31 DEC 2008

2.     Declare a final tax exempt [one-tier] dividend            Mgmt          For                            For
       of 7.2 cents per share for the YE 31 DEC 2008

3.     Re-appoint, pursuant to Section 153(6) of the             Mgmt          For                            For
       Companies Act [Chapter 50], Mr. Patrick Yeoh
       Khwai Hoh as a Director of the Company to hold
       such office until the next AGM of the Company

4.     Re-appoint, pursuant to Section 153(6) of the             Mgmt          For                            For
       Companies Act [Chapter 50], Mr. Dr Thio Su
       Mien as a Director of the Company to hold such
       office until the next AGM of the Company

5.     Re-elect, pursuant to Article 92, Dato Yusof              Mgmt          Against                        Against
       Annuar Yaacob as a Director, who retire in
       accordance with Article 91 of the Company's
       Articles of Association

6.     Re-elect, pursuant to Article 92, Mr. Roger               Mgmt          For                            For
       Barlow as a Director, who retire in accordance
       with Article 91 of the Company's Articles of
       Association

7.     Re-elect Mr. Dato' Sri Jamaludin Ibrahim as               Mgmt          For                            For
       a Director, who retire in accordance with Article
       97 of the Company's Articles of Association

8.     Re-elect Mr. Chow Kok Kee as a Director, who              Mgmt          For                            For
       retire in accordance with Article 97 of the
       Company's Articles of Association

9.     Re-elect Mr. Alan Ow Soon Sian as a Director,             Mgmt          For                            For
       who retire in accordance with Article 97 of
       the Company's Articles of Association

10.    Approve the Directors' fees of SGD 388,156 for            Mgmt          For                            For
       the YE 31 DEC 2008

11.    Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

12.    Authorize the Directors, to offer and grant               Mgmt          For                            For
       options in accordance with the provisions of
       the MobileOne Share Option Scheme [the Scheme]
       and to allot and issue such shares as may be
       issued pursuant to the exercise of the options
       under the Scheme, provided always that the
       aggregated number of shares to be issued pursuant
       to the Scheme shall not exceed 10% of the total
       number of issued ordinary shares [excluding
       treasury shares] in the capital of the Company
       from time to time

13.    Authorize the Directors of the Company: a) i)             Mgmt          For                            For
       to issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares; at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company, of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       20% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company;
       2) [subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited (SGX-ST)] for the
       purpose of determining the aggregate number
       of shares that may be issued, the percentage
       of issued share capital shall be based on the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this Resolution is passed, after adjusting
       for: i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       Resolution is passed; and ii) any subsequent
       consolidation or subdivision of shares; 3)
       in exercising the authority conferred by this
       Resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires at the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by Law]

14.    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Companies Act], to purchase or otherwise acquire
       issued ordinary shares in the capital of the
       Company [Shares], not exceeding in aggregate
       the maximum percentage [as hereafter defined],
       at such price or prices as may be determined
       from time to time up to the maximum price whether
       by way of: i) market purchase(s) on the Singapore
       Exchange Securities Trading Limited [SGX-ST];
       and/or ii) off-market purchase(s) [if effected
       otherwise than on the SGX-ST as the case may
       be, Other Exchange] in accordance with any
       equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which satisfies the conditions prescribed
       by the Act and otherwise in accordance with
       all other laws and regulations and rules of
       the SGX-ST or, as the case may be, Other Exchange
       as may for the time being applicable [the Share
       Purchases Mandate]; [Authority expires the
       earlier of the date of the next AGM is held
       and the date by which next AGM is required
       by the Law]; and do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution

15.    Authorize, for the purposes of Chapter 9 of               Mgmt          For                            For
       the Listing manual of the Singapore Exchange
       Securities Trading Limited [the Listing Manual],
       the Company, its subsidiaries and associated
       Companies that are entities at risk [as that
       term is used in Chapter 9 of the Listing Manual],
       or any of them, to entire into any of the transactions
       falling within the types of interested person
       transaction described in the circular to shareholders
       dated 24 MAR 2008[the Circular] with any party
       who is of the class of interested persons described
       in the Circular, provided that such transactions
       are made on normal Commercial terms and in
       accordance with the review procedures for such
       interested person transactions, shall, unless
       revoked or varied by the Company in a general
       meeting, continue in force until the conclusion
       of the next AGM of the Company, and authorize
       the Directors of the Company to complete and
       do all such acts and things[including executing
       all such documents as may be required] as they
       or he may consider expedient or necessary or
       in the interests of the Company to give effect
       to the Shareholders Mandate and/or this Resolution

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MODERN TIMES GROUP AB                                                                       Agenda Number:  701897716
--------------------------------------------------------------------------------------------------------------------------
        Security:  W56523116
    Meeting Type:  AGM
    Meeting Date:  11-May-2009
          Ticker:
            ISIN:  SE0000412371
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE; THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN         Non-Voting    No vote
       ACCEPT ABSTAIN AS A VALID VOTE OPTION. THANK
       YOU.

       PLEASE NOTE THAT RESOLUTIONS 17.A TO 17.D ARE             Non-Voting    No vote
       PROPOSED TO BE CONDITIONAL UPON EACH OTHER
       AND THEREFORE PROPOSED TO BE ADOPTED IN CONNECTION
       WITH EACH OTHER. THANK YOU.

1.     Election of Mr. Martin Borresen, Lawyer, as               Non-Voting    No vote
       the Chairman of the AGM

2.     Preparation and approval of the voting list               Non-Voting    No vote

3.     Approval of the agenda                                    Non-Voting    No vote

4.     Election of 1or 2 persons to check and verify             Non-Voting    No vote
       the minutes

5.     Determination of whether the AGM has been duly            Non-Voting    No vote
       convened

6.     Receive the annual Report and Auditor's Report            Non-Voting    No vote
       and the consolidated financial statements and
       the Auditor's report on the consolidated financial
       statements

7.     Adopt the income statement and the balance sheet          Mgmt          For                            For
       and of the consolidated income statement and
       the consolidated balance sheet

8.     Approve a dividend of SEK 5.00 per share and              Mgmt          For                            For
       that the record date is proposed to be Friday
       14 MAY 2009

9.     Grant discharge, from liability, to the Directors         Mgmt          For                            For
       of the Board and the Chief Executive Officer

10.    Approve that the Board of Directors shall consist         Mgmt          For                            For
       of 8 Members without Deputies

11.    Approve that the remuneration to the Board of             Mgmt          For                            For
       Directors for the period until the close of
       the next AGM shall be the same remuneration
       per Board Member; due to an addition of another
       Board Member, however, the total Board remuneration
       shall be increased from SEK 4,375,000 to SEK
       4,450,000 of which SEK 1,100,000 shall be allocated
       to the Chairman of the Board, SEK 400,000 to
       each of the Directors of the Board and in total
       SEK 550,000 as remuneration for the work in
       the committees of the Board of Directors; for
       the work within the Audit Committee, SEK 200,000
       shall be allocated to the Chairman and SEK
       75,000 to each of the other 3 Members and for
       work within the Remuneration Committee SEK
       50,000 shall be allocated to the Chairman and
       SEK 25,000 to each of the other 3 Members;
       and that the remuneration to the Auditors shall
       be paid upon approval of their invoice

12.    Re-elect Messrs. Asger Aamund, Mia Brunell Livfors,       Mgmt          For                            For
       David Chance, David Marcus, Simon Duffy, Alexander
       Izosimov, Cristina Stenbeck and elect Mr. Michael
       Lyton as the Directors of the Board; re-elect
       Mr. David Chance as the Chairman of the Board
       of Directors; acknowledge that Mr. Pelle Tornbeg
       has declined re-election and the Board of Directors
       at the constituent Board Meeting appoint a
       Remuneration Committee and an Audit Committee
       within the Board of Directors

13.    Approve the procedure of the Nomination Committee         Mgmt          For                            For

14.    Amend the Articles of Association, as specified           Mgmt          For                            For

15.    Approve the guidelines on remuneration for the            Mgmt          For                            For
       Senior Executives

16.    Authorize the Board of Directors to pass a resolution     Mgmt          For                            For
       on one or more occasions for the period up
       until the next AGM, on repurchasing so many
       Class A and/or Class B shares that the Company's
       holding does not at any time exceed 10% of
       the total number of shares in the Company;
       the repurchase of shares shall take place on
       the NASDAQ OMX Stockholm and may only occur
       at a price within the share price interval
       registered at that time, where share price
       interval means the difference between the highest
       buying price and lowest selling price

17.a   Adopt a Performance-Based Incentive Plan                  Mgmt          For                            For

17.b   Authorize the Board, during the period until              Mgmt          For                            For
       the next AGM, to increase the Company's share
       capital by not more than SEK 1,850,000 by the
       issue of not more than 370,000 Class C shares,
       each with a ratio value of SEK 5.00; with disapplication
       of the shareholders' preferential rights, Nordea
       Bank AB [publ] shall be entitled to subscribe
       for the new Class C shares at a subscription
       price corresponding to the ratio value of the
       shares

17.c   Authorize the Board, during the period until              Mgmt          For                            For
       the next AGM, to repurchase its own Class C
       shares; the repurchase may only be effected
       through a public offer directed to all holders
       of Class C shares and shall comprise all outstanding
       Class C shares; the purchase may be affected
       at a purchase price corresponding to not less
       than SEK 5.00 and not more than SEK 5.10; the
       total price will not exceed SEK 1,887,000;
       payment for the Class C shares shall be made
       in cash

17.D   Approve, by virtue of the authorization to repurchase     Mgmt          For                            For
       its own shares in accordance with Resolution
       17(c), the reclassification into Class B shares,
       may be transferred to participants in accordance
       with the terms of the Plan

18.    Approve the offer of reclassification of Class            Mgmt          For                            For
       A shares into Class B shares, as specified

19.    Closing of the AGM                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MONEX GROUP,INC.                                                                            Agenda Number:  701977564
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4656U102
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2009
          Ticker:
            ISIN:  JP3869970008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to : Approve Minor Revisions               Mgmt          Against                        Against
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulations,  Allow
       Board to Make Rules Governing Exercise of Shareholders'
       Rights, Reduce Term of Office of Directors
       to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MORGAN CRUCIBLE CO PLC, BERKSHIRE                                                           Agenda Number:  701853562
--------------------------------------------------------------------------------------------------------------------------
        Security:  G62496131
    Meeting Type:  AGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  GB0006027295
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       Auditors and the accounts for the YE 04 JAN
       2009

2.     Approve the remuneration Committee report, as             Mgmt          For                            For
       set out in the report and accounts for the
       YE 04 JAN 2009

3.     Declare a final dividend at the rate of 4.5               Mgmt          For                            For
       pence per share on the ordinary share capital
       of the Company for the YE 04 JAN 2009 payable
       on 10 JUL 2009 to shareholders on the register
       at the close of business on 05 JUN 2009

4.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company until the conclusion of the next
       general meeting at which accounts are laid
       before the Members

5.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors of the Company

6.     Authorize the Directors, to allot relevant securities     Mgmt          Against                        Against
       [as specified in the Companies Act 1985]: a)
       up to a nominal amount of GBP 22,512,500; b)
       comprising equity securities [as specified
       in the Companies Act 1985] up to a nominal
       amount of GBP 45,025,000[including within such
       limit any shares issued under (a) above] in
       connection with an offer by way of a rights
       issue: i) to ordinary shareholders in proportion[as
       nearly as may be practicable] to their existing
       holdings; ii) to people who are holders of
       other equity securities if this is required
       by the rights of those securities or, if the
       Directors of the Company consider it necessary,
       as permitted by the rights of those securities,
       and so that the Directors may impose any limits
       or restrictions and make any arrangements which
       they consider necessary or appropriate to deal
       with fractional entitlements, record dates,
       legal, regulatory or practical problems in,
       or under the laws of, any territory or any
       other matter; [Authority expires the earlier
       of the conclusion of the next AGM or 15 months];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

7.     Approve the authorized share capital of the               Mgmt          For                            For
       Company be increased to GBP 150 million by
       the creation of 163.6 million ordinary shares
       of 25 pence each ranking equally in all respect
       with the existing ordinary shares of 25 pence
       each in the capital of the Company

S.8    Amend the Articles of Association of the Company          Mgmt          Against                        Against
       by making the alterations marked on the print
       of the Articles of Association produced to
       the meeting marked 'A' and initialed by the
       Chairman for the purposes of identification

S.9    Amend, the Company's Articles of Association              Mgmt          For                            For
       by deleting all the provisions in the Company's
       Memorandum of Association which, by virtue
       of Section 28 of the Companies Act 2006, are
       to be treated as provisions of the Company's
       Articles of Association; and Articles of Association
       of the Company by making the alterations marked
       on the print of the Articles of Association
       produced to the meeting marked 'B' and initialed
       by the Chairman for the purpose of identification

S.10   Approve that a general meeting of the Company             Mgmt          Against                        Against
       other than a AGM may be called on not less
       than 14 clear days notice

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 6 to allot equity securities
       [as specified in the Companies Act 1985] for
       cash pursuant to the authority conferred by
       Resolution and/or where the allotment constitutes
       an allotment of equity securities by virtue
       of Section 93[3A], of the Companies Act 1985,
       free of the restriction in Section 89[1] of
       the Companies act 1985 provided that this power
       is limited: a) to the allotment of equity securities
       in connection with an offer of equity securities
       [but in the case of the authority granted under
       resolution 6(b), by way of a rights issue only]:
       i) to ordinary shareholders in proportion [as
       nearly as may be practicable] to their existing
       holdings; ii) to people who are holders of
       equity securities, if this is required by the
       rights of those securities or, if the Directors
       of the Company consider it necessary, as permitted
       by the rights of those securities, and that
       the Directors may impose any limits or restrictions
       and make any arrangements which they consider
       necessary or appropriate to deal with fractional
       entitlements, record dates, legal, regulatory
       or practical problems in, or under the laws
       of, any territory or any other matter; and
       b) up to an aggregate nominal amount of GBP
       3,377,500; [Authority expires the earlier of
       the conclusion of the AGM of the Company or
       15 months]; and, authorize the Directors to
       allot equity securities after the expiry of
       this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.12   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       163 of the Companies Act 1985, to make 1 or
       more market purchases [within the meaning of
       Section 163[3] of the Companies Act 1985] of
       ordinary shares of 25 pence each in the issued
       share capital of the Company provided that:
       a) the maximum aggregate number of ordinary
       share to be purchased is 27,020,600, representing
       just less than 10% of the issued ordinary share
       capital of the Company; b) minimum price which
       may be paid for an ordinary share is [exclusive
       of expenses] 25 pence; c)  the maximum price
       which may be paid for an ordinary share [exclusive
       of expenses] is the higher of i) an amount
       equal to 105% of the average middle market
       quotations for an ordinary shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days ii) an amount
       equal to higher the price of the last independent
       trade of an ordinary share and the highest
       current independent bid of an ordinary share
       as derived from the London Stock Exchange Trading
       System ; [Authority expires the earlier of
       the conclusion of the AGM of the Company or
       15 months]; the Company, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 MORGAN SINDALL PLC                                                                          Agenda Number:  701857243
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81560107
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  GB0008085614
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Independent Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend of 30.0p per ordinary            Mgmt          For                            For
       share for the YE 31 DEC 2008

3.     Re-elect Mr. Paul Smith as a Director                     Mgmt          For                            For

4.     Elect Mr. Adrian Martin as a Director                     Mgmt          For                            For

5.     Approve the Director's remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

6.     Re-appoint Deloitte LLP as Independent Auditors           Mgmt          For                            For

7.     Authorize the Directors to fix the Independent            Mgmt          For                            For
       Auditor's remuneration

8.     Approve to increase the authorized ordinary               Mgmt          For                            For
       share capital from GBP 3,000,000 to GBP 3,750,000

9.     Grant authority to issue equity or equity-linked          Mgmt          Against                        Against
       securities with pre-emptive rights up to an
       aggregate nominal amount of GBP 716,731 [rights
       issue] otherwise up to GBP 716,731

s.10   Grant authority, subject to the passing of Resolution     Mgmt          For                            For
       9, to issue equity or equity-linked securities
       without pre-emptive rights up to an aggregate
       nominal amount of GBP 107,510

s.11   Authorize the Company to make market purchases            Mgmt          For                            For
       of 4,300,385 shares

s.12   Approve to allow meetings of the Company to               Mgmt          Against                        Against
       be called on 14 clear day's notice

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL INFORMATION IN RESOLUTIONS 8,
       9, 10 AND 11. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MORI SEIKI CO.,LTD.                                                                         Agenda Number:  701997047
--------------------------------------------------------------------------------------------------------------------------
        Security:  J46496121
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2009
          Ticker:
            ISIN:  JP3924800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 MORINAGA & CO.,LTD.                                                                         Agenda Number:  702005085
--------------------------------------------------------------------------------------------------------------------------
        Security:  J46367108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3926400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MORINAGA MILK INDUSTRY CO.,LTD.                                                             Agenda Number:  701998467
--------------------------------------------------------------------------------------------------------------------------
        Security:  J46410114
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3926800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MOTA-ENGIL SGPS SA, LINDA-A-VELHA                                                           Agenda Number:  701848509
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5588N110
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  PTMEN0AE0005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the vote the 2008 individual management           Mgmt          No Action
       report, balance sheet and profit loss account,
       cash-flow statement and notes to the account
       as submitted by the Board of Directors, as
       well as the legal certification of account
       and the report and opinion of the Audit Committee
       pursuant to the terms of Article 376 of the
       Companies code

2.     Approve the appropriation of profit pursuant              Mgmt          No Action
       to the terms of Article 376 of the Companies
       code

3.     Approve the corporate governance report                   Mgmt          No Action

4.     Receive the 2008 consolidated management report,          Mgmt          No Action
       the consolidated balance sheet, the consolidated
       profit loss account, the consolidated cash-flow
       statements and the notes to the consolidated
       financial statements as submitted by the Board
       of Directors, as well as the legal certification
       of account and the report and opinion of the
       audit committee, pursuant to the terms of the
       Article 508-a of the Companies Code

5.     Approve the management and supervision of the             Mgmt          No Action
       Company, pursuant to the provisions of the
       Article 376.1.C] and the Article 455 of the
       Companies Code

6.     Approve the buy and sell of own shares by the             Mgmt          No Action
       Company, as well as to authorize the Board
       of Directors the power to put in practice this
       deliberation

7.     Approve that, in accordance with the terms of             Mgmt          No Action
       N2 of the Article 11 of the Articles of Association,
       the fixation in 2 the number of Vice Presidents
       of the Board of Directors

8.     Approve that, in accordance with the terms of             Mgmt          No Action
       the Article 397 of Companies code, the ratify
       the decision of the Directors Board in its
       meeting of 02 FEB 2009, regarding the cooptation
       of Mr. Jose Luis Catela Rangel De Lima as a
       new Member of the Directors Board

9.     Elect a New Member of the Directors Board for             Mgmt          No Action
       the current mandate

10.    Amend the Article of Association: change N.               Mgmt          No Action
       1 of the Article 20 and N. 1 of the Article
       22; deletion of N. 4 of the Article 21




--------------------------------------------------------------------------------------------------------------------------
 MOTOR OIL (HELLAS) CORINTH REFINERIES SA                                                    Agenda Number:  701937180
--------------------------------------------------------------------------------------------------------------------------
        Security:  X55904100
    Meeting Type:  OGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  GRS426003000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements of the Company,          Mgmt          No Action
       on parent Company and consolidated basis, for
       the accounting year 2008, 01 JAN 2008 to 31
       DEC 2008, together with the accompanying reports
       of the Board of Directors and the Auditors

2.     Grant discharge to the members of the Board               Mgmt          No Action
       of Directors and the Auditors from any liability
       for damages with regard to the financial statements
       and activities during the above mentioned accounting
       year

3.     Elect the Members of the new Board of Directors           Mgmt          No Action
       as the term of service of the existing Board
       expires

4.     Approve the announcement of the changes in the            Mgmt          No Action
       composition of the Board of Director's which
       occurred during its term of service

5.     Appoint the Members of the Audit Committee according      Mgmt          No Action
       the Article 37 of the Law 3693.2008

6.     Approve the dividend                                      Mgmt          No Action

7.     Elect 2 Chartered Auditors, 1 ordinary and 1              Mgmt          No Action
       Substitute, for the accounting year 2009 and
       approve their fees

8.     Approve the fees paid to the Members of the               Mgmt          No Action
       Board of Directors for the accounting year
       2008 and pre-approval of the fees for the accounting
       year 2009




--------------------------------------------------------------------------------------------------------------------------
 MPC MUENCHMEYER PETERSEN CAPITAL AG, HAMBURG                                                Agenda Number:  701886369
--------------------------------------------------------------------------------------------------------------------------
        Security:  D5514A101
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  DE0005187603
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 21 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and annual report, and the report
       pursuant to Sections 289[4] and 315[4] of the
       German Commercial Code

2.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

3.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

4.     Appointment of auditors for the 2009 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Hamburg

5.     Resolution on the revision of the authorized              Mgmt          Against                        Against
       capital, and the corresponding amendments to
       the Articles of Association: a) the 2008 authorized
       capital shall be revoked; b) the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the share
       capital by up to EUR 9,106,459 through the
       issue of new ordinary and/or preferred shares
       against payment in cash and/or kind, on or
       before 11 MAY 2014, shareholders shall be granted
       subscription rights, except for the issue of
       shares for acquisition purposes, for the granting
       of such rights to bondholders, for residual
       amounts, and for the issue of shares at a price
       not materially below their market price

6.     Resolution on a new authorization to issue bonds          Mgmt          For                            For
       or profit-sharing rights, the creation of contingent
       capital, and the corresponding amendments to
       the Articles of Association the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bonds, profit-sharing
       rights, and/or income bonds of up to EUR 100,000,000,
       conferring a conversion or option right for
       new shares of the Company, on or before 11
       MAY 2014, shareholders shall be granted subscription
       rights, except for the issue of bonds at a
       price not materially below their theoretical
       market value, for residual amounts, and in
       so far as such rights are granted to other
       bondholders, the Company's share capital shall
       b e increased by up to EUR 9,000,000 through
       the issue of up to 9,000,000 new bearer shares,
       insofar as con version or option rights are
       exercised

7.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 20% from the market price,
       on or before 11 NOV 2010, the Board of Managing
       Directors shall be authorized to dispose of
       the shares in a manner other than the stock
       exchange or a rights offering if the shares
       are sold at a price not materially below their
       market price, to use the shares for acquisition
       purposes, within the scope of the Company's
       Stock Option Plans or to satisfy conversion
       or option rights, and to retire the shares

8.     Approval of an amendment to the control and               Mgmt          For                            For
       profit transfer agreement with the Company's
       wholly owned subsidiary MPC Capital Concepts
       GmbH the Company shall issue no orders which,
       if carried out, would cause t he subsidiary
       to contravene the obligations imposed upon
       it by the German Banking Act

9.     Amendments to the Articles of Association in              Mgmt          For                            For
       connection with the Shareholder Right Directive
       Implementation Law [ARUG] Section 12.4 shall
       be amended to the effect that the shareholders
       meeting must be called in compliance with statutory
       regulations Section 13.1 shall be amended in
       respect of shareholder participation in and
       voting at shareholders meetings being contingent
       upon their registering with the Company at
       least 6 days in advance and providing evidence
       of their holdings on the 21st day prior to
       the meeting, Section 13.3 shall be amended
       in respect of shareholders being able to give
       proxy voting instructions by electronic means

10.    Election of Mr. Dharma Teja Ignacio Jayanti               Mgmt          Against                        Against
       to the Supervisory Board




--------------------------------------------------------------------------------------------------------------------------
 MTU AERO ENGINES FINANCE B.V.                                                               Agenda Number:  701905107
--------------------------------------------------------------------------------------------------------------------------
        Security:  D5565H104
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  DE000A0D9PT0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the Financial statements and              Non-Voting    No vote
       annual Report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and Group annual report as well
       as the report by the Board of MDs pursuant
       to Sections 289[4] and 315[4] of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 45,356,978.85 as follows: payment
       of a dividend of EUR 0.93 per no-par share
       ex-dividend and payable date: 27 MAY 2009

3.     Ratification of The acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Election of Mr. Joachim Rauhut to the Supervisory         Mgmt          For                            For
       Board

6.     Appointment of the Auditors for the 2009 FY,              Mgmt          For                            For
       the interim report and the interim half-year
       financial statements: Deloitte + Touche GmbH,
       Munich

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       26 NOV 2010, the Board of MDs shall be authorized
       to dispose of the shares in a manner other
       than the Stock Exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with Mergers and
       acquisitions or for satisfying existing conv.
       and/or Option Rights, to use the shares within
       the scope of the Company's Matching Stock Programmme,
       and to retire the shares




--------------------------------------------------------------------------------------------------------------------------
 MUSASHI SEIMITSU INDUSTRY CO.,LTD.                                                          Agenda Number:  701997162
--------------------------------------------------------------------------------------------------------------------------
        Security:  J46948105
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3912700006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors

6      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

7      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 MVV ENERGIE AG, MANNHEIM                                                                    Agenda Number:  701804191
--------------------------------------------------------------------------------------------------------------------------
        Security:  D5565G122
    Meeting Type:  AGM
    Meeting Date:  13-Mar-2009
          Ticker:
            ISIN:  DE000A0H52F5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007/2008 FY with the
       report of the Supervisory Board, the group
       financial statements and group annual report,
       the proposal by the Board of Managing Directors
       for the appropriation of the distributable
       profit as well as the report by the Board of
       Managing Directors pursuant to Sections 289(4)
       and 315(4) of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 169,773,325.10 as follows: Payment
       of a dividend of EUR 0.90 per no-par share
       EUR 70,000,000 shall be allocated to the other
       revenue reserves EUR 40,457,208.70 shall be
       carried forward Ex-dividend and payable date:
       16 MAR 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008/2009 FY:             Mgmt          For                            For
       PricewaterhouseCoopers AG, Stuttgart

6.     Authorization to acquire own shares a) The Company        Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10 % of the Company's share capital,
       on or before SEP 2010, the existing authorization
       to acquire own shares shall be revoked b) The
       shares shall be acquired through the Stock
       Exchange at prices not deviating more than
       5% from the market price of the shares or by
       way of a public repurchase offer at prices
       not deviating more than 10% of the market price
       of the shares, c) The Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to exclude shareholders
       subscription rights in connection with mergers
       and acquisitions, to dispose of the shares
       in a manner other than through the Stock Exchange
       or by way of a public repurchase offer to all
       shareholders for up to 10 % of the Company's
       share capital against payment in cash at prices
       not materially below the market price of the
       shares, d) The price at which the shares are
       offered to third parties must not be more than
       5 % below the mark et price of the shares,
       e) The Board of Managing Directors shall be
       authorized, with the consent of the Supervisory
       Board, to retire the shares at t he expense
       of the distributable profit or other revenues,
       f) The authorization to acquire, dispose of
       and retire own shares may be exercised in parts

7.     Resolution on the adjustment of the remuneration          Mgmt          For                            For
       of the Supervisory Board the attendance fee
       of EUR 300 for each Member of the Supervisory
       Board per Supervisory Board meeting and per
       Committee meeting shall be increased to EUR
       1,000 per meeting, The Chairman of the Supervisory
       Board shall receive twice this amount per Supervisory
       Boa rd meeting, the Chairman of the Audit Committee
       shall receive twice this amount per Audit Committee
       meeting

8.     Approval of the control and proof it transfer             Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary,
       MVV Alpha dreizehn GmbH, effective retroactively
       from 01 OCT 2008, for a period of at least
       5 years




--------------------------------------------------------------------------------------------------------------------------
 MYTILINEOS HOLDINGS SA                                                                      Agenda Number:  701899912
--------------------------------------------------------------------------------------------------------------------------
        Security:  X56014131
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  GRS393503008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's financial statements and            Mgmt          No Action
       the consolidated ones for 2008 along with Board
       of Director's and Chartered Auditor's relevant
       reports and distribution of profits

2.     Approve the dismissal of the Board of Directors           Mgmt          No Action
       Members and Auditors from every compensational
       responsibility for 2008

3.     Elect the ordinary and substitute Chartered               Mgmt          No Action
       Auditor for the current use and determination
       of their remuneration

4.     Approve the contracts and remunerations according         Mgmt          No Action
       to Law 2190/1920

5.     Approve the Incorporation of Mytilineos Public            Mgmt          No Action
       benefit foundation according to Law 2039/1939
       and grant the relevant authorizations

6.     Approve the validation of the election of the             Mgmt          No Action
       Auditing Committee Members pursuant to Law
       3693/2008

7.     Approve the explanatory addition to Association's         Mgmt          No Action
       Article 9 Paragraph 2 with a relevant modification

8.     Various issues and announcements                          Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 N.BROWN GROUP PLC                                                                           Agenda Number:  701602624
--------------------------------------------------------------------------------------------------------------------------
        Security:  G64036125
    Meeting Type:  AGM
    Meeting Date:  01-Jul-2008
          Ticker:
            ISIN:  GB00B1P6ZR11
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual accounts of the Company for            Mgmt          For                            For
       the 53 weeks ended 01 MAR 2008 together with
       the Directors' and the Auditors' report on
       those accounts

2.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       the 53 weeks ended 01 MAR 2008

3.     Declare a final dividend of 6.41 pence per ordinary       Mgmt          For                            For
       share for the 53 weeks ended 01 MAR 2008

4.     Re-elect Lord Stone of Blackheath as a Director           Mgmt          For                            For

5.     Re-elect Lord Alliance of Manchester CBE as               Mgmt          For                            For
       a Director

6.     Re-elect Mr. Nigel Alliance OBE as a Director             Mgmt          For                            For

7.     Re-elect Mr. Ivan Fallon as a Director                    Mgmt          For                            For

8.     Re-appoint Deloitte and Touche LLP as the Company's       Mgmt          Against                        Against
       Auditors and authorize the Directors to fix
       their remuneration

9.     Authorize the Directors of the Company, in substitution   Mgmt          For                            For
       for all existing authorities and in accordance
       with Section 80 of the Companies Act 1985 [the
       Act], to allot relevant securities [Section
       80 of the said Act] up to an aggregate nominal
       amount of GBP 9,995,436.83; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company after the passing of this resolution
       or 30 SEP 2009]; and the Directors may before
       such expiry make any offers or agreements which
       would or might require relevant securities
       to be allotted after such expiry

S.10   Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of Resolution 9 and pursuant
       to Section 95(1) of the Companies Act 1985
       [the Act], to allot equity securities [Section
       94(2) of the Act] for cash pursuant to the
       authority conferred by Resolution 9, and to
       sell relevant shares [Section 94(5) of the
       said Act] of the Company if, immediately before
       such sale, such shares were held by the Company
       as treasury shares [Section 162A(3) of the
       said Act], disapplying the statutory pre-emption
       rights [Section 89(1) of the Act], provided
       that this power is limited to the allotment
       of equity securities and/or sale of relevant
       shares: a) in connection with an offer, whether
       by way of rights issue, open offer or otherwise,
       to the holders of ordinary shares; and b) up
       to an aggregate nominal value of GBP 1,499,315.52;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company after the passing
       of this resolution or 30 SEP 2009]; and the
       Company may before such expiry make any offers
       or agreements which would or might require
       relevant securities to be allotted, or relevant
       shares to be sold, after such expiry

S.11   Adopt, with immediate effect, the Articles of             Mgmt          Against                        Against
       Association produced to the meeting, in substitution
       for and to the exclusion of the existing Articles
       of Association of the Company

S.12   Approve, subject to the passing of Resolution             Mgmt          For                            For
       11 and with effect from 01 OCT 2008, or such
       later date as Section 175 of the Companies
       Act 2006 shall be brought into force, that
       Article 104 of the Articles of Association
       be deleted and new Articles 104 to 125 as set
       out in the document produced to the meeting
       be included and the existing Articles 105 to
       173 be renumbered accordingly




--------------------------------------------------------------------------------------------------------------------------
 N.BROWN GROUP PLC                                                                           Agenda Number:  701813203
--------------------------------------------------------------------------------------------------------------------------
        Security:  G64036125
    Meeting Type:  EGM
    Meeting Date:  26-Feb-2009
          Ticker:
            ISIN:  GB00B1P6ZR11
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

1.     Approve and adopt the N Brown Group Value Creation        Mgmt          For                            For
       Plan 2009

2.     Amend the N Brown Group Plc Long-Term Share               Mgmt          For                            For
       Incentive Plan

3.     Amend the N Brown Group Plc Company Share Option          Mgmt          For                            For
       Plan

4.     Amend the N Brown Group Plc unapproved discretionary      Mgmt          For                            For
       Share Option Scheme




--------------------------------------------------------------------------------------------------------------------------
 NABTESCO CORPORATION                                                                        Agenda Number:  701984862
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4707Q100
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3651210001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.     Approve Retirement Allowance for  Retiring Directors,     Mgmt          For                            For
       and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

5.     Amend the Compensation to be received by Directors        Mgmt          For                            For
       and Corporate Auditors

6.     Approve Issuance of New Share Acquisition Rights          Mgmt          For                            For
       in the Form of Stock Options Scheme for a Stock-Linked
       Compensation Plan to the Company's Directors




--------------------------------------------------------------------------------------------------------------------------
 NACHI-FUJIKOSHI CORP.                                                                       Agenda Number:  701809646
--------------------------------------------------------------------------------------------------------------------------
        Security:  J47098108
    Meeting Type:  AGM
    Meeting Date:  20-Feb-2009
          Ticker:
            ISIN:  JP3813200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Approve Minor Revisions Related   to the Updated
       Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NAKAYAMA STEEL WORKS,LTD.                                                                   Agenda Number:  702013715
--------------------------------------------------------------------------------------------------------------------------
        Security:  J48216121
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3646400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Allow Use of Treasury Shares for  Odd-Lot
       Purchases

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEC FIELDING,LTD.                                                                           Agenda Number:  702000631
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4882F101
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3164710000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

3      Appoint an Outside Substitute Corporate Auditor           Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NEC NETWORKS & SYSTEM INTEGRATION CORPORATION                                               Agenda Number:  701988719
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4884R103
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3733800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          Against                        Against

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NEOPOST SA, BAGNEUX                                                                         Agenda Number:  701616635
--------------------------------------------------------------------------------------------------------------------------
        Security:  F65196119
    Meeting Type:  MIX
    Meeting Date:  08-Jul-2008
          Ticker:
            ISIN:  FR0000120560
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors; approve the Company's financial
       statements for the YE on 31 JAN 2008 as presented

O.2    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: prior retained
       earnings: EUR 56,388,270.72, income for the
       FY: EUR 106,709,418.78, balance available for
       distribution: EUR 163,097,689.50, dividends:
       EUR 112,822,032.90 retained earning: EUR 50,275,656.60,
       the shareholders will receive net dividend
       of EUR 3.65 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code; this dividend will be paid on 15 JUL
       2008; the event that the Company holds some
       of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account;
       authorize the Board of Directors with power
       of delegation in the statutory conditions,
       to deduct from the account retained earnings
       or share premium or conversion premium required
       amounts for the payment of the dividend attached
       to the created shares, further to the exercise
       of issuance of stock options between 01 FEB
       2008, and the date of payment of the dividend,
       as required by law, it is reminded that, for
       the last three FYs, the dividends paid, were
       as follows: EUR 111,527,174.50 for FY 2005
       and ordinary dividend of EUR 1.50 was paid
       and an exceptional dividend of EUR 2.00 per
       share EUR 95,721,261.00 for FY 2006, an ordinary
       dividend of EUR 2.20 was paid and an exceptional
       dividend of EUR 0.80 per share EUR 103,627,590.00
       for FY 2007, a dividend of EUR 3.00 per share
       was paid

O.3    Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors; approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L.225.38
       of the French Commercial Code, approve the
       said report and the agreements referred to
       therein

O.5    Approve to award total annual fees of EUR 320,000.00      Mgmt          For                            For
       to the Board of Directors

O.6    Appoint Mr. Raymond Svider's as a Director expires        Mgmt          For                            For
       this last not request the renewal of his term
       of office

O.7    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Cornelius Geber as a Director for a 3 year
       period

O.8    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Michel Rose as a Director for a 3 year period

O.9    Approve the resignation of Mr. M. Christian               Mgmt          For                            For
       Chochon as supplying statutory Auditor; appoint
       Messrs.Societe Auditex as supplying statutory
       Auditor for 6 year period

O.10   Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       funds invested in the share buybacks: 10% of
       the share capital; this authorization is given
       for an 18 month period; authorize the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders
       meeting of 10 JUL 2007

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or occasions, in france
       or abroad, by a maximum nominal amount of EUR
       5,000,000.00 by issuance, with preferred subscription
       rights maintained of ordinary shares and or
       securities, the maximum nominal amount of debt
       securities which may be issued shall not exceed
       EUR 250,000,000.00, this authorization is granted
       for a 26 month period; this amount shall count
       against the overall value set forth in resolution
       number 12,14 and 15; the shareholders meeting
       decides to chance the shareholders preferential
       subscription rights in favour of holders of
       securities the authorization supersedes the
       fraction unused of this authorization granted
       by the shareholders, meeting of 10 JUL 2007
       in its resolution number 15

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders
       at the same price as the initial issue, with
       in 30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue; this delegation is granted for a 26
       month period; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 10 JUL 2007
       in its resolution number 16

E.13   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, in one or more
       occasions and at its sole discretion, by a
       maximum nominal amount of EUR 30,000,000.00
       by way of capitalizing reserves, profits, premiums
       or other means provided that such capitalization
       is allowed by law and under the By-Laws, by
       issuing bonus shares or raising the par value
       of existing shares, or by a combination of
       these methods; this authorization is given
       for a 26 month period; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 10 JUL 2007
       in its resolution number 17

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or more occasions in France
       or abroad, by a maximum nominal amount of 10%
       of the share capital, by issuance with abolition
       of subscription rights maintained, of ordinary
       shares and or securities in order to pay contributions
       in kind; this authorization is granted for
       a 26 month period'; this amount shall count
       against the overall value set forth in resolution
       number 11; approve to cancel the shareholders
       preferential subscription rights in favor of
       the holders of securities; authorize the Board
       of Directors to take all necessary measure
       and accomplish all necessary formalities; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 10 JUL 2007 in its resolution number
       17

E.15   Authorize the Board of Directors to issue Company's       Mgmt          For                            For
       equity securities or securities giving access
       to the Company's share capital, in consideration
       for securities tendered in a public exchange
       offer initiated by the Company concerning the
       shares of another Company; this authorization
       is granted for a 26 month period; approve to
       cancel the shareholders' preferential subscription
       rights in favor of holders of securities; this
       amount shall count against the overall value
       set forth in resolution number 11; authorize
       the Board of Directors to take all necessary
       measure and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 10 JUL 2007 in its
       resolution number 19

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions
       at its sole discretion, in favor of employees
       and corporate officers of the Company who are
       Members of Company savings plan; this delegation
       is given for a 26 month period and for a nominal
       amount that shall not exceed EUR 600,000.00;
       approve to cancel the shareholders' preferential
       subscription rights in favor of Members of
       a corporate savings plan; authorize the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities; authorize
       the Board of Directors to charge the issuance
       costs against the related premiums and deduct
       from the premiums the amounts necessary to
       raise the legal reserve to one tent of the
       new capital after each increase; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 10 JUL
       2007 in its resolution number 20

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions
       at its sole discretion, to the benefit of financial
       institutions or to Companies created specifically
       to implement a wage plan to the advantage of
       the employees of certain subsidiary Companies
       or foreign branches of the group equivalent
       to the savings plan of the French and foreigner
       Companies of the group in force; this delegation
       is given for a 18 month period and for a nominal
       amount that shall not exceed EUR 600,000.00;
       approve to cancel the shareholders' preferential
       subscription rights in favor of the beneficiary;
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities; authorize the Board of Directors
       to charge the share issuance costs against
       the related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to one tenth of the new capital after each
       increase; this authorization supersedes the
       fraction unused of the authorization granted
       by the shareholders' meeting of 10 JUL 2007
       in its resolution number 21

E.18   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a stock repurchase plan up to a maximum
       of 10% of the share capital over a 24 month
       period; this authorization is given for a 18
       month period; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

E.19   Authorize the Board of Directors to issue, in             Mgmt          For                            For
       one or several times in France or abroad, securities
       giving the right to the allocation of debt
       securities and bonds matched by bond giving
       the right to subscribe to warrants and more
       generally by securities; the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 250,000,000.00 ; this
       authorization granted for a 26 month period;
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

E.20   Grant authority to the bearer of an original,             Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 NET ONE SYSTEMS CO.,LTD.                                                                    Agenda Number:  701985547
--------------------------------------------------------------------------------------------------------------------------
        Security:  J48894109
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3758200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4      Amend the Compensation to be Received by Directors        Mgmt          For                            For

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD CHINA LAND LTD NWCL                                                               Agenda Number:  701953766
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6493A101
    Meeting Type:  EGM
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  KYG6493A1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR THE BELOW
       RESOLUTION. THANK YOU

1.     Approve and ratify, the Sale and Purchase Agreement       Mgmt          For                            For
       dated 30 APR 2009 entered into between New
       World China Property Limited and Guilherme
       Holdings [Hong Kong] Limited [the Sale and
       Purchase Agreement] [as specified] relating
       to (i) the acquisition of a 52.5% equity interest
       in [Shanghai Trio Property Development Company
       Limited] by New World China Property Limited
       from Guilherme Holdings [Hong Kong] Limited;
       and (ii) the disposal of a 50% equity interest
       in [Shanghai Juyi Real Estate Development Company
       Limited] by New World China Property Limited
       to Guilherme Holdings [Hong Kong] Limited,
       and the transactions contemplated thereunder;
       (b) authorize any 1 Director of the Company
       for and on behalf of the Company to take all
       steps necessary or expedient in his/her opinion
       to implement and/or give effect to the terms
       of the Sale and Purchase Agreement and all
       transactions contemplated thereunder and all
       other matters incidental thereto or in connection
       therewith; and (c) authorize any 1 Director
       of the Company for and on behalf of the Company
       to execute all such documents, instruments
       and agreements and to do all such acts or things
       incidental to, ancillary to or in connection
       with the matters contemplated under the Sale
       and Purchase Agreement




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD CHINA LAND LTD NWCL                                                               Agenda Number:  702016937
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6493A101
    Meeting Type:  EGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  KYG6493A1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve and ratify the master leasing agreement           Mgmt          For                            For
       dated 22 MAY 2009 entered into between the
       Company, New World Department Store China Limited
       and New World Department Store [Investment]
       Limited [the Master Leasing Agreement] [as
       specified] relating to the leasing of premises
       from the Company and its subsidiaries to New
       World Department Store China Limited and its
       subsidiaries and the transactions contemplated;
       the maximum annual rental and management fees
       involved under the Master Leasing Agreement
       as specified; and authorize any 1 Director
       of the Company for and on behalf of the Company
       to execute all such documents, instruments
       and agreements and to do all such acts or things
       incidental to, ancillary to or in connection
       with the matters contemplated under the Master
       Leasing Agreement

2.     Approve the use of the Company's own website              Mgmt          For                            For
       for sending or supplying Corporate communication
       to shareholders of the Company

S.3A   Amend the existing Memorandum of Association              Mgmt          For                            For
       of the Company in the following manner: by
       deleting the phrase "Companies Law [1998 Revision]"
       and substituting therefor "Companies Law [2007
       Revision]" in the heading on page 1, and in
       paragraphs 4, 6 and 7 of the Memorandum of
       Association of the Company

S.3B   Amend the Article 2, 15(c), 28, 44, 167(a),               Mgmt          For                            For
       168, 169 and 173 of the Articles of Association
       of the Company as specified, and by deleting
       the phrase Companies Law [2004 revision] and
       substituting therefor Companies Law [2007 revision]
       in the heading on page 1 of the Articles of
       Association of the Company

S.3C   Approve and adopt, subject to the passing of              Mgmt          For                            For
       Special Resolutions 3(A) and 3(B), the Memorandum
       and Articles of Association of the Company
       contained in the printed document, as specified,
       as the New Memorandum and Articles of Association
       of the Company in substitution for the existing
       Memorandum and Articles of Association of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD DEPARTMENT STORE CHINA LTD                                                        Agenda Number:  701746135
--------------------------------------------------------------------------------------------------------------------------
        Security:  G65007109
    Meeting Type:  AGM
    Meeting Date:  01-Dec-2008
          Ticker:
            ISIN:  KYG650071098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the Directors' report and the Independent
       Auditor's report of the YE 30 JUN 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Ms. Ngan Man-Ying, Lynda as a Director           Mgmt          Against                        Against

3.B    Re-elect Mr. Cheong Ying-Chew, Henry as a Director        Mgmt          For                            For

3.C    Re-elect Mr. Tong Hang-Chan, Peter as a Director          Mgmt          For                            For

3.D    Re-elect Mr. Yu Chun-fai, Henry as a Director             Mgmt          For                            For

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.1    Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options [including bonds, warrants
       and debentures convertible into shares of the
       Company] during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company,
       otherwise than pursuant to i) a rights issue;
       or ii) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; or iii) the
       exercise of any options under any share option
       scheme or similar arrangement for the time
       being adopted for the grant or issue of shares
       or right to acquire shares of the Company;
       or iv) the exercise of any rights under the
       bonds, warrants and debentures convertible
       into shares of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required applicable law or the Articles of
       Association of the Company to be held]

5.2    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares in the capital of the Company
       on The Stock Exchange of Hong Kong Limited
       ['Stock Exchange'] or on any other stock exchange
       on which the shares of the Company may be listed
       and which is recognized by the Securities and
       Futures Commission and the stock exchange for
       this purpose, subject to and in accordance
       with Cayman Islands law and all applicable
       laws and/or the Rules Governing the Listing
       of Securities on the Stock Exchange or the
       rules of any other stock exchange as amended
       form time to time, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by any applicable Laws or the Articles
       of Association of the Company to be held]

5.3    Approve, conditional upon the passing of Ordinary         Mgmt          For                            For
       Resolutions Nos. 5.1 and 5.2 as specified,
       to extend the general unconditional mandate
       granted to the Directors of the Company pursuant
       to Ordinary Resolution No. 5.1 as specified
       by the addition to the aggregate nominal value
       of the share capital of the Company which may
       be allotted or agreed to be allotted by the
       Directors pursuant to such general mandate
       of an amount representing the aggregate nominal
       value of the shares repurchased by the Company
       pursuant to the authority to repurchase shares
       granted pursuant to Ordinary Resolution No.
       5.2 as specified, provided that such extended
       amount shall not exceed 10% of the aggregate
       nominal value of the share capital of the Company
       in issue as at the date of this Resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NEWCREST MINING LTD, MELBOURNE VIC                                                          Agenda Number:  701721765
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q6651B114
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  AU000000NCM7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial report of              Mgmt          Abstain                        Against
       the Company and its controlled entities for
       the YE 30 JUN 2008 and the reports of the Directors
       and the Auditors thereon

2.a    Elect, in accordance with Rule 57 of the Company's        Mgmt          For                            For
       Constitution, Mr. Richard Knight as a Director

2.b    Re-elect Mr. Don Mercer as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with Rule 69 of the
       Company's Constitution

3.     Adopt the remuneration report for the Company             Mgmt          For                            For
       [included in the report of the Directors] for
       the YE 30 JUN 2008

S.4    Amend, pursuant to Sections 136[2] and 648G               Mgmt          For                            For
       of the Corporations Act 2001 [Cth], the Company's
       Constitution by re-inserting Rule 104 as specified

S.5    Amend, pursuant to Section 136[2] of the Corporations     Mgmt          For                            For
       Act 2001[Cth], the Company's Constitution as
       specified

       To transact other business                                Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NEXT MEDIA LTD                                                                              Agenda Number:  701648290
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6342D124
    Meeting Type:  AGM
    Meeting Date:  21-Jul-2008
          Ticker:
            ISIN:  HK0282010369
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the reports of the Directors            Mgmt          For                            For
       and the Auditors and the audited Financial
       Statements for the YE 31 MAR 2008

2.     Declare a final dividend and a special dividend           Mgmt          For                            For

3.A    Re-elect Mr. Ting Ka Yu, Stephen as an Executive          Mgmt          Against                        Against
       Director

3.B    Re-elect Mr. Fok Kwong Hang, Terry as an Independent      Mgmt          For                            For
       Non-Executive Director

4.     Approve to fix the remuneration of the Directors          Mgmt          For                            For

5.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Directors to fix their remuneration

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to paragraph (b) of this resolution, during
       the Relevant Period [as specified] to allot
       and issue additional shares in the capital
       of the Company [including but not limited to
       the share subscription and financing plan of
       the Company adopted on 29 OCT 2007] and to
       make or grant offers, agreements and options
       [including warrants and securities convertible
       or exercisable into shares of the Company]
       which might require the exercise of such powers
       either during or after the Relevant Period;
       b) the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] and issued by the Directors pursuant
       to the approval in paragraph (a) above, otherwise
       than pursuant to: (i) a Rights Issue [as specified];
       (ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       (iii) the exercise of the subscription rights
       under any option scheme or similar arrangement
       for the time being adopted [excluding the share
       subscription and financing plan of the Company
       adopted on 29 OCT 2007] for the grant or issue
       to officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company; or
       (iv) any scrip dividend or similar arrangement
       providing for the allotment of the shares in
       lieu of the whole or part of a dividend on
       shares of the Company in accordance with the
       articles of association of the Company; shall
       not exceed 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this Resolution
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law or the Articles
       of Association of the Company to be held]

7.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to paragraph (b) in this resolution, during
       the Relevant Period [as specified] of to repurchase
       shares in the capital of the Company, subject
       to and in accordance with all applicable laws
       and requirements of the Rules Governing the
       Listing of Securities on The Stock Exchange
       of Hong Kong Limited as amended from time to
       time; (b) the aggregate nominal amount of shares
       of the Company which may be repurchased by
       the Directors pursuant to the approval in paragraph
       (a) above during the Relevant Period shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this Resolution
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law or the Articles
       of Association of the Company to be held]

8.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       Nos. 6 and 7 as specified, the aggregate nominal
       amount of shares of the Company which may be
       allotted or agreed conditionally or unconditionally
       to be allotted by the Directors pursuant to
       and in accordance with the mandate granted
       under Resolution No. 6 as specified and is
       increased and extended by adding the aggregate
       nominal amount of shares in the capital of
       the Company which may be repurchased by the
       Company pursuant to and in accordance with
       the mandate granted under Resolution No. 7
       as specified provided that such amount of shares
       of the Company so repurchased shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of the passing of this Resolution




--------------------------------------------------------------------------------------------------------------------------
 NH HOTELES SOCIEDAD ANONIMA                                                                 Agenda Number:  701963488
--------------------------------------------------------------------------------------------------------------------------
        Security:  E7650R103
    Meeting Type:  OGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  ES0161560018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       17 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual financial statements and               Mgmt          For                            For
       the Management of the Company and of the consolidated
       group of the FYE 31 DEC 2008, proposal to distribute
       dividends and the Management of the Board of
       Directors

2.1    Appoint Mr. Inaki Arratibel Olaziregi as a Director       Mgmt          For                            For

2.2    Appoint Ms. Rosalba Casiraghi as a Director               Mgmt          For                            For

2.3    Appoint Mr. Anotnio Viana-Baptista as an Independent      Mgmt          For                            For
       Director

2.4    Appoint Ms. Nuria Iturriagagoitia Ripoll as               Mgmt          For                            For
       an Independent Director

2.5    Re-elect Mr. Gabriele Burgio as a Managing Director       Mgmt          For                            For

2.6    Re-elect Mr. Manuel Herrando Y Prat De La Riba            Mgmt          For                            For
       as an Independent Director

2.7    Re-elect Mr. Julio C. Diaz-Freijo Cerecedo as             Mgmt          For                            For
       a Director

3.     Approve, EUR 197,293,944 capital increase, by             Mgmt          For                            For
       issuing 98,646,972 new ordinary shares with
       a nominal value of 2 EUROS each, to be subscribed
       and paid up through cash contributions with
       preferential subscription rights; authorize
       the Board, to depute the powers received, to
       set the date of implementation and the terms
       of the agreement that are not set by the general
       meeting, in conformity with the provisions
       of Section 153.1.A of the Spanish Limited Companies
       Act, Leyde Sociedades Anonimas, including the
       authority to determine the share premium amount,
       as the case may be and to restate Article 5
       of the Articles of Association

4.     Authorize the Board of Directors, to increase             Mgmt          For                            For
       the corporate capital, under the terms and
       conditions set in Article 153.1.B of the Spanish
       Limited Companies Act, for a maximum period
       of 5 years

5.     Authorize the Board of Directors, for a 5 year            Mgmt          For                            For
       period, to issue debentures, bonds and other
       fixed income securities, either straight or
       convertible and or exchangeable for the Company
       shares, set the ratio and types of the exchange
       and/or the conversion, to increase the corporate
       capital in order to cover the conversion orders
       regarding bonds and debentures, request quotation
       of the convertible bonds and new shares in
       the stock exchanges

6.     Grant authority of the acquisition of own shares,         Mgmt          For                            For
       either directly or via subsidiaries, under
       the applicable legal provisions

7.     Appoint the Auditors of the Company and its               Mgmt          For                            For
       consolidated group

8.     Approve the delegation powers to formalize and            Mgmt          For                            For
       execute all resolutions adopted by the shareholders
       at the general shareholders' meeting




--------------------------------------------------------------------------------------------------------------------------
 NHK SPRING CO.,LTD.                                                                         Agenda Number:  702009045
--------------------------------------------------------------------------------------------------------------------------
        Security:  J49162126
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3742600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Authorize   Use of Free Share Purchase Warrants
       as Anti-Takeover Defense Measure, Allow   Board
       to Execute Anti-Takeover Defense Measures

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Retirement Allowance for Retiring Directors,      Mgmt          Against                        Against
       and Payment of Accrued   Benefits associated
       with Abolition of Retirement Benefit System
       for Current   Corporate Officers

6      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NICE HOLDINGS,INC.                                                                          Agenda Number:  702021914
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4919N101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3641300003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NICHIAS CORPORATION                                                                         Agenda Number:  702006479
--------------------------------------------------------------------------------------------------------------------------
        Security:  J49205107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3660400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock OptionsAllow Board to   Authorize
       Use of Stock Options




--------------------------------------------------------------------------------------------------------------------------
 NICHICON CORPORATION                                                                        Agenda Number:  702003435
--------------------------------------------------------------------------------------------------------------------------
        Security:  J49420102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3661800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NICHIHA CORPORATION                                                                         Agenda Number:  702005972
--------------------------------------------------------------------------------------------------------------------------
        Security:  J53892105
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3662200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Increase Auditors
       Board    Size to 5, Reduce Term of Office of
       Directors to One Year, Adopt Reduction of Liability
       System for Outside Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NICHII GAKKAN COMPANY                                                                       Agenda Number:  702003485
--------------------------------------------------------------------------------------------------------------------------
        Security:  J49603103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3660900006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

5.     Approve Merger of  Subsidiaries of the Company            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NICHIREI CORPORATION                                                                        Agenda Number:  701982438
--------------------------------------------------------------------------------------------------------------------------
        Security:  J49764145
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3665200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Change Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NIDEC SANKYO CORPORATION                                                                    Agenda Number:  701985345
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5296N101
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2009
          Ticker:
            ISIN:  JP3327600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NIEUWE STEEN INVESTMENTS NV, HOORN                                                          Agenda Number:  701704416
--------------------------------------------------------------------------------------------------------------------------
        Security:  N6325K105
    Meeting Type:  OGM
    Meeting Date:  25-Sep-2008
          Ticker:
            ISIN:  NL0000292324
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 19 SEP 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening by the Chairman                                   Non-Voting    No vote

2.     To the Management Board will give a presentation          Non-Voting    No vote
       regarding the developments in 2008, the events
       in the portfolio and the Company's results,
       as described in the interim report per 30 JUN
       2008, after which shareholders will be given
       the opportunity to ask questions

3.     Approve the Management Board's current remuneration       Mgmt          No Action
       policy should be changed, the remuneration
       policy for the Members of Nieuwe Steen Investments'
       Management Board has been included in this
       circular letter to the shareholders

4.     Appoint Mr. IR. J. Buijs as a Chief Executive             Mgmt          No Action
       Officer of Nieuwe Steen Investments NV, upon
       appointment, his fixed annual salary will amount
       to EUR 340,000, except for indexation, this
       salary will not be increased for a 4 year period,
       additionally, a bonus scheme will be agreed
       with Mr. Buijs for the achievement of the short-term
       and long-term strategies, such in accordance
       with the remuneration policy, the short-term
       bonus will amount to a maximum of 15% of the
       fixed annual salary and the long-term bonus
       will amount to a maximum of 40% of the fixed
       annual salary, payment of the long-term bonus
       will not take place until 2013, the employment
       contract with Mr. Buijs will be entered into
       for a 4 year period, the maximum amount of
       compensation which will be paid in the event
       of interim termination will amount to one annual
       salary, which is consistent with the recommendations
       made in the Corporate Governance Code, the
       Financial Markets Authority [AFM] has consented
       to the appointment of Mr. Buijs as the Company's
       Managing Director under the Articles of Association

5.     To the Management Board will give a presentation          Non-Voting    No vote
       regarding the outlook for 2008, explaining
       the developments in the real estate portfolio,
       letting and the results

6.     Questions                                                 Non-Voting    No vote

7.     Close                                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NIEUWE STEEN INVESTMENTS NV, HOORN                                                          Agenda Number:  701836679
--------------------------------------------------------------------------------------------------------------------------
        Security:  N6325K105
    Meeting Type:  OGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  NL0000292324
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 20 MAR 2009. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Opening by the Chairman                                   Non-Voting    No vote

2.     Report of the Management Board for the FY 2008            Non-Voting    No vote

3.     Adopt the annual financial statements of Nieuwe           Mgmt          No Action
       Steen Investments NV over the 2008 FY

4.     Approve the policy regarding additions to reserve         Mgmt          No Action
       and dividend and adopt a final dividend of
       EUR 0.35 per share distribution for 2008

5.     Grant discharge to the Members of the Management          Mgmt          No Action
       Board in accordance with Dutch Law, for the
       execution of their responsibilities in the
       FY 2008

6.     Grant discharge to the Members of the Supervisory         Mgmt          No Action
       Board for their responsibilities for the supervision
       on the policy pursued by the Management in
       the FY 2008

7.     Re-appoint Mr. Van Lidth de Jeude as the Supervisory      Mgmt          No Action
       Board Member

8.     Appoint KPMG Accoutants N.V. as the Auditor,              Mgmt          No Action
       starting with the FY 2009

9.     Outlook for 2009                                          Non-Voting    No vote

10.    Any other business                                        Non-Voting    No vote

11.    Closure                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NIFCO INC.                                                                                  Agenda Number:  701996247
--------------------------------------------------------------------------------------------------------------------------
        Security:  654101104
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3756200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3      Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIHON KOHDEN CORPORATION                                                                    Agenda Number:  701997934
--------------------------------------------------------------------------------------------------------------------------
        Security:  J50538115
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3706800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIHON UNISYS,LTD.                                                                           Agenda Number:  701988050
--------------------------------------------------------------------------------------------------------------------------
        Security:  J51097103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3754200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Directors

6.     Approve delegation to the board of directors              Mgmt          For                            For
       of the decision on matters concerning the offering
       of stock acquisition rights issued as stock
       options




--------------------------------------------------------------------------------------------------------------------------
 NINE DRAGONS PAPER HLDGS LTD                                                                Agenda Number:  701661868
--------------------------------------------------------------------------------------------------------------------------
        Security:  G65318100
    Meeting Type:  SGM
    Meeting Date:  31-Jul-2008
          Ticker:
            ISIN:  BMG653181005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the further Renewed ACN Supply         Mgmt          For                            For
       Agreement dated 30 JUN 2008 as specified, the
       terms thereof and the non-exempt connected
       transaction contemplated thereunder; and the
       annual caps as specified; and authorize any
       1 Director of the Company for and on behalf
       of the Company to execute all documents, instruments
       and agreements and to do all other acts or
       things deemed by him/ her to be incidental,
       ancillary to or in connection with the Further
       Renewed ACN Supply Agreement, the transactions
       contemplated thereunder and the proposed annual
       caps for the 2 years and 11 months ending 30
       JUN 2011

2.     Approve and ratify the Renewed Taicang Purchase           Mgmt          For                            For
       Agreement dated 26 JUN 2008 as specified, the
       terms thereof and the non-exempt connected
       transaction contemplated thereunder; the Further
       Renewed Taicang Purchase Agreement dated 30
       JUN 2008 as specified, the terms thereof and
       the non-exempt connected transaction contemplated
       thereunder; and the annual caps as specified;
       and authorize any 1 Director of the Company
       for and on behalf of the Company to execute
       all documents, instruments and agreements and
       to do all other acts or things deemed by him/
       her to be incidental, ancillary to or in connection
       with the Renewed Taicang Purchase Agreement,
       the Further Renewed Taicang Purchase Agreement,
       the transactions contemplated thereunder and
       the proposed annual caps for the 3 years ending
       30 JUN 2011




--------------------------------------------------------------------------------------------------------------------------
 NINE DRAGONS PAPER HLDGS LTD                                                                Agenda Number:  701739801
--------------------------------------------------------------------------------------------------------------------------
        Security:  G65318100
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2008
          Ticker:
            ISIN:  BMG653181005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Declare the final dividend for the YE 30 JUN              Mgmt          For                            For
       2008

3.A.1  Re-elect Ms. Cheung Yan as a Director                     Mgmt          Against                        Against

3.A.2  Re-elect Mr. Liu Ming Chung as a Director                 Mgmt          Against                        Against

3.A.3  Re-elect Mr. Zhang Cheng Fei as a Director                Mgmt          Against                        Against

3.A.4  Re-elect Mr. Zhang Yuanfu as a Director                   Mgmt          Against                        Against

3.A.5  Re-elect Ms. Gao Jing as a Director                       Mgmt          Against                        Against

3.A.6  Re-elect Mr. Lau Chun Shun as a Director                  Mgmt          Against                        Against

3.A.7  Re-elect Ms. Tam Wai Chu, Maria as a Director             Mgmt          For                            For

3.A.8  Re-elect Mr. Chung Shui Ming, Timpson as a Director       Mgmt          For                            For

3.A.9  Re-elect Dr. Cheng Chi Pang as a Director                 Mgmt          For                            For

3.A10  Re-elect Mr. Wang Hong Bo as a Director                   Mgmt          For                            For

3.B    Approve to fix the Directors' remuneration                Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.A    Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company, and make or grant offers,
       agreements and options [including warrants,
       bonds, and debentures convertible into shares
       of the Company] which would require the exercise
       of such powers, subject to and in accordance
       with all applicable laws and the Bye-Laws of
       the Company during and after the relevant period,
       not exceeding the aggregate of 20% of the aggregate
       nominal amount of the ordinary share capital
       of the Company in issue on the date of passing
       this resolution otherwise than pursuant to:
       a rights issue [as specified] or upon the exercise
       of rights of subscription or conversion under
       the outstanding warrants to subscribe for shares
       of the Company or any securities which are
       convertible into shares of the Company or any
       share option scheme of the Company or any scrip
       dividend or similar arrangement in lieu of
       the whole or part of a dividend on shares of
       the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye Laws of the Company or any applicable
       laws of Bermuda to be held]

5.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares in the capital of the Company
       during the relevant period, of all powers of
       the Company to repurchase issued shares in
       the capital of the Company on the Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       any other stock exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for the purpose, subject
       to and in accordance with all applicable laws
       and the requirements of the Stock Exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       ordinary share capital of the Company in issue
       on the date of this resolution and the said
       approval shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye Laws of the
       Company or any applicable laws of Bermuda to
       be held]

5.C    Approve, conditional upon Resolution number               Mgmt          For                            For
       5[A] and 5[B] being passed, the aggregate nominal
       amount of the issued ordinary shares in the
       capital of the Company which are repurchased
       by the Company under the authority granted
       to the Directors of the Company pursuant to
       and in accordance with the said Resolution
       number 5[B] shall be added to the aggregate
       nominal amount of the ordinary share capital
       that may be allotted, issued and dealt with
       or agreed conditionally or unconditionally
       to be allotted, issued and dealt by the Directors
       of the Company pursuant to and in accordance
       with the Resolution number 5[A] as specified

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NIPPO CORPORATION                                                                           Agenda Number:  702005592
--------------------------------------------------------------------------------------------------------------------------
        Security:  J53935102
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3750200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

3.10   Appoint a Director                                        Mgmt          Against                        Against

3.11   Appoint a Director                                        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON CHEMI-CON CORPORATION                                                                Agenda Number:  702008548
--------------------------------------------------------------------------------------------------------------------------
        Security:  J52430113
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3701200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Reduction of Legal Reserve                        Mgmt          For                            For

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

5      Appoint a Corporate Auditor                               Mgmt          For                            For

6      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

7      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors

8      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Directors and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 NIPPON DENSETSU KOGYO CO.,LTD.                                                              Agenda Number:  702013804
--------------------------------------------------------------------------------------------------------------------------
        Security:  J52989100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3736200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and          Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 NIPPON FLOUR MILLS CO.,LTD.                                                                 Agenda Number:  702006063
--------------------------------------------------------------------------------------------------------------------------
        Security:  J53591111
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3723000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 NIPPON KAYAKU CO.,LTD.                                                                      Agenda Number:  701674928
--------------------------------------------------------------------------------------------------------------------------
        Security:  J54236112
    Meeting Type:  AGM
    Meeting Date:  28-Aug-2008
          Ticker:
            ISIN:  JP3694400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON KONPO UNYU SOKO CO.,LTD.                                                             Agenda Number:  702014262
--------------------------------------------------------------------------------------------------------------------------
        Security:  J54580105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3709600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

4.16   Appoint a Director                                        Mgmt          For                            For

4.17   Appoint a Director                                        Mgmt          For                            For

4.18   Appoint a Director                                        Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 NIPPON LIGHT METAL COMPANY,LTD.                                                             Agenda Number:  701984812
--------------------------------------------------------------------------------------------------------------------------
        Security:  J54709100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3700000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to :Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON METAL INDUSTRY CO.,LTD.                                                              Agenda Number:  702013400
--------------------------------------------------------------------------------------------------------------------------
        Security:  J54795117
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3698400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Change Company's
       Location  to Chiyoda-ku, Reduce Term of Office
       of Directors to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NIPPON PAINT CO.,LTD.                                                                       Agenda Number:  702009033
--------------------------------------------------------------------------------------------------------------------------
        Security:  J55053128
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3749400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON SEIKI CO.,LTD.                                                                       Agenda Number:  702001873
--------------------------------------------------------------------------------------------------------------------------
        Security:  J55483101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3720600000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 NIPPON SHOKUBAI CO.,LTD.                                                                    Agenda Number:  701985511
--------------------------------------------------------------------------------------------------------------------------
        Security:  J55806103
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3715200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NIPPON SODA CO.,LTD.                                                                        Agenda Number:  702019971
--------------------------------------------------------------------------------------------------------------------------
        Security:  J55870109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3726200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Reduce Term of
       Office of   Directors to One Year, Allow Use
       of Treasury Shares for Odd-Lot Purchases

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NIPPON SUISAN KAISHA,LTD.                                                                   Agenda Number:  701996019
--------------------------------------------------------------------------------------------------------------------------
        Security:  J56042104
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3718800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Reduce Board
       Size to 10

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Amend the Compensation to be received by Directors        Mgmt          For                            For

6.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 NIPPON YAKIN KOGYO CO.,LTD.                                                                 Agenda Number:  702004261
--------------------------------------------------------------------------------------------------------------------------
        Security:  J56472111
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3752600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NIS GROUP CO.,LTD.                                                                          Agenda Number:  702003497
--------------------------------------------------------------------------------------------------------------------------
        Security:  J56517105
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3674410000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NISCAYAH GROUP AB                                                                           Agenda Number:  701882234
--------------------------------------------------------------------------------------------------------------------------
        Security:  W5736P109
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  SE0001785197
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY [POA] IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Election of Mr. Jorma Halonen, as the Chairman            Non-Voting    No vote
       of the AGM

3.     Preparation and approval of the voting list               Non-Voting    No vote

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election of 1 or 2 persons to approve the minutes         Non-Voting    No vote

6.     Determination of compliance with the rules of             Non-Voting    No vote
       convocation

7.     Report by the President                                   Non-Voting    No vote

8.     Presentation of the annual report and the Auditor's       Non-Voting    No vote
       report and the consolidated financial statements
       and the Group Auditor's report

9.A    Adopt the statement of income and the balance             Mgmt          For                            For
       sheet and the consolidated statement of income
       and the consolidated balance sheet

9.B    Approve the appropriation of the Company's profit         Mgmt          For                            For
       according to the adopted balance sheet; declare
       a dividend of SEK 0.30 per share, 24 APR 2009
       as the record date for the dividend

9.C    Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Managing Director for the FY 2008 from
       liability

10.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 7 without any deputy Members

11.    Approve to determine the fees to the Board of             Mgmt          For                            For
       Directors and the Auditors

12.    Re-elect Messrs: Jorma Halonen, Carl Douglas,             Mgmt          For                            For
       Tomas Franzen, Eva Lindqvist, Juan Vallejo,
       Ulrik Svensson and Anders Boos for the period
       up to and including the AGM 2010; and re-elect
       Mr. Jorma Halonen as the Chairman of the Board
       for the aforementioned period

13.    Re-appoint PricewaterhouseCoopers AB, Stockholm,          Mgmt          For                            For
       as the Auditors for the period up to and including
       the AGM 2013

14.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       elect the Members of the Nomination Committee
       as specified

15.    Approve to determine the guidelines for remuneration      Mgmt          For                            For
       to the Management

16.    Amend Section 7 in the Articles of Association            Mgmt          For                            For
       as specified

17.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NISHI-NIPPON RAILROAD CO.,LTD.                                                              Agenda Number:  701991069
--------------------------------------------------------------------------------------------------------------------------
        Security:  J56816101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3658800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Directors

5.     Gratis Allotment of Stock Acquisition Rights              Mgmt          Against                        Against
       for Large-scale Purchases of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 NISHIMATSU CONSTRUCTION CO.,LTD.                                                            Agenda Number:  702014995
--------------------------------------------------------------------------------------------------------------------------
        Security:  J56730120
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3659200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications,
       Adopt Reduction of Liability System for
       Outside Directors, Adopt Reduction of Liability
       System for Outside Auditors,  Allow Use of
       Treasury Shares for Odd-Lot Purchases

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NISHIO RENT ALL CO.,LTD.                                                                    Agenda Number:  701782371
--------------------------------------------------------------------------------------------------------------------------
        Security:  J56902109
    Meeting Type:  AGM
    Meeting Date:  19-Dec-2008
          Ticker:
            ISIN:  JP3657500009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Approve Retirement Allowance for Retiring Corporate       Mgmt          Abstain                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

4      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 NISSAN CHEMICAL INDUSTRIES,LTD.                                                             Agenda Number:  701982109
--------------------------------------------------------------------------------------------------------------------------
        Security:  J56988108
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3670800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to :Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications,Approve Minor Revisions
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          Against                        Against

6.     Amend the Compensation to be received by  Directors       Mgmt          For                            For
       and  Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 NISSAN SHATAI CO.,LTD.                                                                      Agenda Number:  702014200
--------------------------------------------------------------------------------------------------------------------------
        Security:  J57289100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3672000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NISSAY DOWA GENERAL INSURANCE COMPANY,LIMITED                                               Agenda Number:  701985066
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5729G111
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3638200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NISSEN HOLDINGS CO.,LTD.                                                                    Agenda Number:  701820412
--------------------------------------------------------------------------------------------------------------------------
        Security:  J57504102
    Meeting Type:  AGM
    Meeting Date:  18-Mar-2009
          Ticker:
            ISIN:  JP3679800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          Abstain                        Against

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NISSHA PRINTING CO.,LTD.                                                                    Agenda Number:  701988036
--------------------------------------------------------------------------------------------------------------------------
        Security:  J57547101
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3713200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Expand Business Lines, Allow           Mgmt          For                            For
       Use of Electronic Systems for Public Notifications,
       Approve Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NISSHINBO INDUSTRIES,INC.                                                                   Agenda Number:  701994279
--------------------------------------------------------------------------------------------------------------------------
        Security:  J57333106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3678000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations,

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Supplementary Corporate Auditor                 Mgmt          For                            For

5      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For

6      Authorize Use of Stock Options                            Mgmt          For                            For

7      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NISSIN CORPORATION                                                                          Agenda Number:  702004209
--------------------------------------------------------------------------------------------------------------------------
        Security:  J57977100
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3674400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NISSIN FOODS HOLDINGS CO.,LTD.                                                              Agenda Number:  701987806
--------------------------------------------------------------------------------------------------------------------------
        Security:  J58063124
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3675600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NISSIN KOGYO CO.,LTD.                                                                       Agenda Number:  701983012
--------------------------------------------------------------------------------------------------------------------------
        Security:  J58074105
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3675300002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 NITORI CO.,LTD.                                                                             Agenda Number:  701921125
--------------------------------------------------------------------------------------------------------------------------
        Security:  J58214107
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  JP3756100008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Abstain                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Amend the Compensation to be Received by Directors        Mgmt          For                            For
       and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 NITTETSU MINING CO.,LTD.                                                                    Agenda Number:  702008322
--------------------------------------------------------------------------------------------------------------------------
        Security:  J58321100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3680800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NITTO BOSEKI CO.,LTD.                                                                       Agenda Number:  702014111
--------------------------------------------------------------------------------------------------------------------------
        Security:  J58364118
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3684400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NITTO KOGYO CORPORATION                                                                     Agenda Number:  702005528
--------------------------------------------------------------------------------------------------------------------------
        Security:  J58579103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3682400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NOBIA AB                                                                                    Agenda Number:  701832544
--------------------------------------------------------------------------------------------------------------------------
        Security:  W5750H108
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  SE0000949331
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the Meeting                                    Non-Voting    No vote

2.     Election of Mr. Hans Larsson as a Chairman of             Non-Voting    No vote
       the 2009 AGM

3.     Preparation and approval of the voting list               Non-Voting    No vote

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election 1 or 2 persons to verity the minutes             Non-Voting    No vote

6.     Determination as to whether the meeting has               Non-Voting    No vote
       been duly convened

7.     Presentation of the annual accounts and the               Non-Voting    No vote
       Audit report, and the consolidated accounts
       and the Audit report on the consolidated accounts

8.     Speech by the President and statement by the              Non-Voting    No vote
       Chairman of the Board of Directors

9.     Adopt the income statement and the balance sheet,         Mgmt          Abstain                        Against
       and the consolidated income statement and the
       consolidated balance sheet

10.    Approve the profit for the year totaling of               Mgmt          For                            For
       approximately SEK 1,740 million be appropriated
       so that a dividend of SEK 1.25 per share, and
       totaling approximately SEK 209 million, be
       paid to the shareholders, and that the remaining
       amount be carried forward; the total dividend
       amount may increase in the event that additional
       shares are received if options are redeemed;
       the record date proposed by the Board of Directors
       for the dividend is Friday, 07 APR 2009; if
       the AGM passes a resolution in accordance with
       the proposal, the dividend is expected to be
       paid through the agency of Euroclear Sweden
       AB on Tuesday, 14 APR 2009

11.    Grant discharge to the Members of the Board               Mgmt          Abstain                        Against
       of Directors and the President from liability

12.    Approve to determine the number of Members of             Mgmt          For                            For
       the Board of Directors be at 8, with no Deputy
       Members

13.    Approve the fee to each Member of the Board               Mgmt          For                            For
       of Directors who is not salaried by the Company
       shall be SEK 315,000; the fee to the Chairman
       of the Board of Directors shall be SEK 790,000;
       no fees shall be paid for work in committees

14.    Re-elect Messrs. Hans Larsson, Preben Bager               Mgmt          For                            For
       [also the President of the Company], Stefan
       Dahlbo, Bodil Eriksson, Wilhelm Lauren, Fredrik
       Palmstierna, Thore Ohlsson and Lotta Stalin
       as the Members of the Board of Directors; Mr.
       Hans Larsson continues as the Chairman of the
       Board of Directors

15.    Amend the Article 9 of the Articles of Association        Mgmt          For                            For

16.    Approve the specified guidelines for remuneration         Mgmt          For                            For
       and other conditions for employment for the
       Group Management

17.    Approve that, in accordance with the proposal             Mgmt          For                            For
       below, a performance-related Employee Share
       Option Scheme for 2009, including the issue
       of Share Options carrying rights to subscribe
       for new shares and transfer of share options,
       as specified

18.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NOF CORPORATION                                                                             Agenda Number:  701996223
--------------------------------------------------------------------------------------------------------------------------
        Security:  J58934100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3753400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NOKIA TYRES PLC, NOKIA                                                                      Agenda Number:  701851746
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5862L103
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  FI0009005318
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Election of Chairman and appointing of Secretary          Non-Voting    No vote

3.     Election of minutes-checkers and Counters of              Non-Voting    No vote
       votes

4.     Establish quorum                                          Non-Voting    No vote

5.     List of votes                                             Non-Voting    No vote

6.     Presentation of the Company's profit and loss             Non-Voting    No vote
       statement, report of the Board of Directors
       and the Auditor's report

7.     Approve the financial statements 2008                     Mgmt          For                            For

8.     Approve the disposal of distributable funds               Mgmt          For                            For
       in the balance sheet by the payment of a dividend
       of EUR 0.40 per share

9.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Director's and the Managing Director from
       responsibility

10.    Approve the remuneration of Board Members                 Mgmt          For                            For

11.    Approve the remuneration of the Auditor                   Mgmt          For                            For

12.    Approve the number of Members of the Board of             Mgmt          For                            For
       Directors

13.    Elect Messrs. K. Gran, H. Korhonen, H.Penttila,           Mgmt          For                            For
       A.Vlasov, P.Wallden, K.Oistamo and Y. Tanokashira
       as the Members of the Board of Directors

14.    Elect KPMG OY AB as the Auditor of the Company            Mgmt          For                            For

15.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NOMURA RESEARCH INSTITUTE,LTD.                                                              Agenda Number:  701982476
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5900F106
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3762800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NORDDEUTSCHE AFFINERIE AG, HAMBURG                                                          Agenda Number:  701801018
--------------------------------------------------------------------------------------------------------------------------
        Security:  D5566D102
    Meeting Type:  AGM
    Meeting Date:  26-Feb-2009
          Ticker:
            ISIN:  DE0006766504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 05 FEB 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007/2008 FY with the
       report of the Supervisory Board, the Group
       financial statements and annual report; and
       the proposal on the appropriation of the distributable
       profit, and the report pursuant to Sections
       289(4) and 315(4) of the German Commercial
       Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 124,191,573.30 as follows: payment
       of a dividend of EUR 1.60 per entitled share;
       EUR 58,799,974.90 shall be carried forward;
       ex-dividend and payable date: 27 FEB 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008/2009             Mgmt          For                            For
       FY: PricewaterhouseCoopers AG, Hamburg

6.     Election of Dr. Heinz Joerg Fuhrmann to the               Mgmt          Against                        Against
       Supervisory Board

7.     Authorization to acquire own shares; the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices neither
       more than 20% above, nor more than 50% below,
       the market price of the shares, on or before
       25 AUG 2010; the Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than the stock exchange or
       a rights offering if the shares are sold at
       a price not materially below their market price,
       to use the shares for acquisition purposes,
       and to retire the shares

8.     Authorization to issue bonds or profit-sharing            Mgmt          For                            For
       rights, and the corresponding adjustment of
       the contingent capital; a) the existing authorization
       to issue warrant and/or convertible bonds shall
       be revoked; b) the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to issue convertible, warrant
       or income bonds, or profit sharing rights,
       of up to EUR 700,000,000, conferring an option
       or conversion right for shares of the Company,
       on or before 25 FEB 2014; shareholders shall
       be granted subscription rights, except for
       residual amounts, for the granting of such
       rights to other bondholders, and for the issue
       of securities at a price not materially below
       their theoretical market value; c) the contingent
       capital shall be increased accordingly to up
       to EUR 52,313,277.44; and d) the Articles of
       Association shall be amended accordingly

9.     Amendments to the Articles of association: a)             Mgmt          For                            For
       Section 1(1) shall be amended to reflect the
       change of the Company's name to Aurubis AG;
       b) Section 14(1) sentence 4 shall be deleted

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 NORDISKE KABEL- OG TRAADFABRIKKER HOLDING A/S NKT                                           Agenda Number:  701852495
--------------------------------------------------------------------------------------------------------------------------
        Security:  K70975147
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  DK0010287663
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report by the Board of Directors              Mgmt          For                            For
       on the Company's activities in 2008

2.     Receive the annual report                                 Mgmt          For                            For

3.     Adopt the annual report                                   Mgmt          For                            For

4.     Approve to transfer profits to the distributable          Mgmt          For                            For
       revenues and no dividends distributed

5.     Grant discharge to the Management and the Board           Mgmt          For                            For
       of Directors from their liabilities

6.     Approve the Board of Directors' remuneration              Mgmt          For                            For
       for 2009 temporarily reduced by 10% compared
       to 2008 due to the decline in the economy,
       meaning DKK 540,000 to the Chairman, DKK 405,000
       to the Deputy Chairman, and DKK 270,000 to
       each of the Other Members; approve the Board
       of Director's decision to establish  an audit
       committee with the participation of two  members
       of the Company's Board of Directors and the
       chairman of the committee is  remunerated with
       DKK 200,000 and the other member is remunerated
       with DKK 100,000 corresponding to respectively
       2/3 and 1/3 of the  normal remuneration for
       the Board of Directors

7.     Re-elect Messrs. Christian Kjaer, Jan Trojborg,           Mgmt          For                            For
       Krister Ahlstrom, Jens Maaloe, Jens Due Olsen
       and Lone Fonss Schroder as the Board Members

8.     Re-elect KPMG Statsautoriseret Revisionspartnerselskab    Mgmt          For                            For
       [CVR nr. 30 70 020 28] as a sole Auditor of
       the Company

9.1    Amend Articles 3[2], 4[1]  and 7[2] of the Articles       Mgmt          For                            For
       of Association due to  the decision by the
       Danish Securities Centre  to change its name
       to VP Securities A/S; approve that the word
       the Danish  Securities Centre is changed to
       VP  Securities

9.2    Amend Article 3[4] of the Articles of Association         Mgmt          For                            For
       due to the decision by the VP Investor Services
       A/S to change its address from Helgeshoj Alle
       35, DK-2630 Taastrup to Weidekampsgade 14,
       DK-2300 Copenhagen S. Approve to replace Article
       3[4] of the Articles of Association as specified

9.3    Amend the Article 5[8] of the Article of Association,     Mgmt          For                            For
       as specified

9.4    Authorize the Board of Directors, to arrange              Mgmt          For                            For
       for an acquisition by the Company, of own shares
       representing a nominal value up to 10% of the
       share capital, the purchase price for such
       shares shall not deviate more than 10% from
       the price quoted on the NASDAQ OMX Copenhagen
       at the time of acquisition; the price quoted
       at the time of the acquisition means closing
       price of NASDAQ OMX Copenhagen

9.5    Authorize the Chairman of the meeting to register         Mgmt          For                            For
       and to make such changes and amendments to
       the decisions made at the general meeting as
       may be required by the Danish Commerce and
       Companies Agency in registration of the decisions
       made

10.    Any other proposals                                       Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NORITAKE CO.,LIMITED                                                                        Agenda Number:  702004463
--------------------------------------------------------------------------------------------------------------------------
        Security:  J59052118
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3763000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 NORITSU KOKI CO.,LTD.                                                                       Agenda Number:  702018373
--------------------------------------------------------------------------------------------------------------------------
        Security:  J59117101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3759500006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Expand Business Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NORITZ CORPORATION                                                                          Agenda Number:  701836201
--------------------------------------------------------------------------------------------------------------------------
        Security:  J59138115
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2009
          Ticker:
            ISIN:  JP3759400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NORTHBRIDGE FINL CORP                                                                       Agenda Number:  701805927
--------------------------------------------------------------------------------------------------------------------------
        Security:  663802106
    Meeting Type:  SGM
    Meeting Date:  19-Feb-2009
          Ticker:
            ISIN:  CA6638021064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

S.1    Approve the amalgamation [the Amalgamation],              Mgmt          For                            For
       pursuant to Section 181 of the Canada Business
       Corporations Act [the CBCA], of the Corporation
       and FFHL Financial Corp [Financial Corp], an
       indirect, wholly-owned subsidiary of Fairfax
       Financial Holdings Limited [Fairfax] substantially
       upon the terms and conditions as specified
       in the Amalgamation Agreement [the Amalgamation
       Agreement] to be entered into between the Corporation
       and Financial Corp, as specified

2.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NORTHERN FOODS PLC                                                                          Agenda Number:  701642820
--------------------------------------------------------------------------------------------------------------------------
        Security:  G66304109
    Meeting Type:  AGM
    Meeting Date:  28-Jul-2008
          Ticker:
            ISIN:  GB0006466089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and audited           Mgmt          For                            For
       financial statements for the FYE 29 MAR 2008
       and the Auditors' report

2.     Approve the Directors' remuneration report [as            Mgmt          For                            For
       specified] for the FYE 29 MAR 2008

3.     Declare a final dividend of 2.95 pence per ordinary       Mgmt          For                            For
       share for the YE 29 MAR 2008 and be paid to
       the holders of ordinary shares on the register
       of the members of the Company 08 AUG 2008

4.     Re-elect Mr. A.J. Hobson as a Director                    Mgmt          For                            For

5.     Re-elect Mr. O.G. Ni-Chionna as a Director                Mgmt          For                            For

6.     Re-elect Mr. D.T. Nish as a Director                      Mgmt          For                            For

7.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          Against                        Against
       of the Company, until the conclusion of the
       next AGM at which the financial statements
       are laid before the shareholders of the Company

8.     Authorize the Directors' to determine the Auditors'       Mgmt          For                            For
       remuneration

9.     Authorize, in accordance with Sections 366 and            Mgmt          For                            For
       367 of the Companies Act 2006, the Company
       and all Companies that are subsidiaries at
       any time during the period for which this resolution
       is effective to: i) make political donations
       to political parties and/or independent election
       candidates not exceeding GBP 50,000 in total;
       ii) make political donations to political organizations
       other than political parties, not exceeding
       GBP 50,000 in total; iii) incur political expenditure
       not exceeding GBP 50,000 in total; [Authority
       expires at the conclusion of the AGM of the
       Company to held in 2009]; the aggregate amount
       of any such donations and expenditure shall
       not exceed GBP 50,000 during such period

10.    Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors by Article 9(B)(i) of the Company's
       Articles of Association to allot relevant securities
       up to a maximum nominal amount of GBP 40,416,885
       [the Section 80 amount] for the period ending
       on the date of the AGM in 2009; and the authority
       conferred by Resolution 10 passed at the AGM
       of the Company held on 18 JUL 2007 is revoked
       but without prejudice to any allotment, offer
       or agreement made or entered into prior to
       the passing of the resolution

S.11   Approve, subject to the passing of the Resolution         Mgmt          For                            For
       10, to renew the power conferred on the Directors
       by Paragraph 9(B)(ii) of the Company's Articles
       of Association, to allot equity securities
       wholly for cash other than on a pre-emptive
       basis to existing shareholders in connection
       with a rights issue and otherwise in connection
       with a rights issue, up to an aggregate nominal
       amount of GBP 6,062,533 [the Section 89 amount];
       [Authority expires at the earlier of the conclusion
       of the AGM of the Company in 2009]; and the
       power conferred by Resolution 11 passed at
       the AGM of the Company held on 18 JUL 2007
       is revoked but without prejudice to any allotment,
       offer or agreement made or entered into prior
       to the passing of this resolution

S.12   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985 and Article 6
       of the Company's Articles of Association, to
       make market purchases [Section 163 of that
       Act] of up to 48,500,262 ordinary shares of
       25p each in the capital of the Company, at
       a minimum price of 25p [exclusive of expenses]
       and not more than the higher of 105% of the
       average middle market quotations of the Company's
       for such shares derived from the Daily Official
       List of London Stock Exchange Plc, over the
       previous 5 business days on which such share
       is contracted to be purchased and that stipulated
       by Article 5(1) of the buy-back and Stabilization
       Regulations 2003; [Authority expires at the
       earlier of the conclusion of the AGM of the
       Company in 2009]; the authority conferred by
       Resolution 12 passed at the AGM of the Company
       held on 18 JUL 2007 is revoked but without
       prejudice to any contract to purchase entered
       in to prior to the passing of this resolution

S.13   Amend the Articles of Association of the Company          Mgmt          For                            For
       by making the alterations marked on the print
       of the Articles of Association produced to
       the meeting and initialed by the chairman of
       the meeting for the purpose of identification,
       whit effect from the conclusion of meeting




--------------------------------------------------------------------------------------------------------------------------
 NORTHGATE PLC, DARLINGTON                                                                   Agenda Number:  701674435
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6644T108
    Meeting Type:  AGM
    Meeting Date:  16-Sep-2008
          Ticker:
            ISIN:  GB0003775441
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts                            Mgmt          For                            For

2.     Declare a dividend                                        Mgmt          For                            For

3.     Approve the remuneration report                           Mgmt          For                            For

4.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

5.     Authorize the Audit Committee to determine the            Mgmt          For                            For
       remuneration of the Auditors

6.     Re-elect Mr. A.J. Allner                                  Mgmt          Against                        Against

7.     Re-elect Mr. R.L. Contreras                               Mgmt          For                            For

8.     Re-elect Mr. T. Brown                                     Mgmt          For                            For

9.     Re-elect Mr. A.T. Noble                                   Mgmt          For                            For

10.    Approve to renew the general authority of the             Mgmt          For                            For
       Directors to allot shares

11.    Authorize the Directors to allot shares for               Mgmt          For                            For
       cash

12.    Authorize the Company to make market purchases            Mgmt          For                            For
       of its own shares

13.    Adopt the new Articles of Association                     Mgmt          For                            For

14.    Approve a new Performance Share Plan                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NORWEGIAN PROPERTY AS                                                                       Agenda Number:  702007495
--------------------------------------------------------------------------------------------------------------------------
        Security:  R6370J108
    Meeting Type:  EGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  NO0010317811
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect a person to Chair the Meeting                       Mgmt          For                            For

2.     Approve the notice and the agenda                         Mgmt          For                            For

3.     Elect a person sign the minutes together with             Mgmt          For                            For
       the Chairperson

4.     Approve to reduce the share capital with NOK              Mgmt          For                            For
       4,940,067,692 from NOK 5,040,885,400 to NOK
       100,817,708 by reduction of the nominal value
       of the shares form NOK 25 to NOK 0.50 per share;
       the reduction amount shall be transferred to
       other equity; and in this connection, amend
       Section 4 of the Articles of Association as
       specified; change in the Articles of Association
       shall be in force at the time the Capital reduction
       is in force

5.     Approve to increase the share capital shall               Mgmt          For                            For
       with NOK 100, 817,708, from 100,817,708 to
       201,635,416, by issue of 201,635,416 new shares,
       each with a nominal value of NOK 0.50; the
       shares shall be subscribed for by Arctic Securities
       ASA, Pareto Securities AS and/or Pareto Private
       Equity AS after proxy form investors that ordered
       shares in the private placement; and to waive
       the preferential right of the existing shareholders
       to subscribe for the new shares pursuant to
       Section 10-4 of the Norwegian Public Limited
       Liability Companies Act, of Section 10-5; the
       subscription price shall be NOK 6 per share,
       payments shall be made in cash; the subscription
       period is 01 JUL 2009 to 30 SEP 2009; payment
       for the new shares shall be made no later than
       30 SEP 2009; the payment shall be made to the
       Company's Bank account number 8101 23 07454
       by Arctic Securities ASA, Pareto Securities
       AS and Pareto Private Equity AS on behalf of
       the investors; the new shares will carry rights
       to dividend and have shareholders rights from
       registration of the share Capital increase
       with the Norwegian Register of Business Enterprises;
       amend Section 4 of the Articles of Association
       as specified; the private placement is conditional
       upon the capital reduction as proposed under
       Section 4 above; the private placement will
       be annulled if the capital reduction and the
       capital increase is not registered in the Norwegian
       Register of Business Enterprises within 30
       SEP 2009




--------------------------------------------------------------------------------------------------------------------------
 NORWEGIAN PROPERTY AS, STAVANGER                                                            Agenda Number:  701906109
--------------------------------------------------------------------------------------------------------------------------
        Security:  R6370J108
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  NO0010317811
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect a person to chair the meeting                       Mgmt          For                            For

2.     Approve the notice and the agenda                         Mgmt          For                            For

3.     Elect a person to co-sign the minutes                     Mgmt          For                            For

4.     Approve the annual accounts and the annual report         Mgmt          For                            For
       for Norwegian Property ASA for the FY 2008
       [no dividend is distributed for 2008]

5.     Approve to determine the remuneration to the              Mgmt          For                            For
       Members of the Board of Directors

6.     Approve to determine the remuneration to the              Mgmt          For                            For
       Members of the Nomination Committee

7.     Approve the Auditor's fee                                 Mgmt          For                            For

8.     Approve to handle the Board's statement regarding         Mgmt          For                            For
       the specification of salaries and other remuneration
       to the Management pursuant to Section 6-16A
       of the Norwegian Public Limited Liability Companies
       Act

9.     Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 10-14 of the Norwegian Public Limited
       Liability Companies Act, to increase the share
       capital of the Company by up to NOK 500,000,000;
       the power of attorney is valid until 30 JUN
       2010; the preferential right of the existing
       shareholders to subscribe for the new shares
       pursuant to Section 10-4 of the Norwegian Public
       Limited Liability Companies Act may be waived;
       the Power of Attorney does not comprise share
       capital increase against contribution in kind
       or the right to charge the Company with special
       obligations, cf. Section 10-2 of the Norwegian
       Public Limited Liability Companies Act; the
       power of attorney does not comprise share capital
       increase in connection with mergers, cf. Section
       13-5 of the Norwegian Public Limited Liability
       Companies Act; upon registration with the Norwegian
       register of business enterprises, this power
       of attorney will replace former power of attorneys
       granted to the Board of Directors by the general
       meeting in 2008

10.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 10-14 of the Norwegian Public Limited
       Liability Companies Act, to increase the share
       capital of the Company by up to NOK 500,000,000;
       the power of attorney is valid until 30 JUN
       2010; the preferential right of the existing
       shareholders to subscribe for the new shares
       pursuant to Section 10-4 of the Norwegian Public
       Limited Liability Companies Act may be waived;
       the power of attorney does comprise share capital
       increase against contribution in kind or the
       right to charge the Company with special obligations,
       cf. Section 10-2 of the Norwegian Public Limited
       Liability Companies Act; the power of attorney
       does comprise share capital increase in connection
       with mergers, cf. Section 13-5 of the Norwegian
       Public Limited Liability Companies Act




--------------------------------------------------------------------------------------------------------------------------
 NOVOZYMES A/S                                                                               Agenda Number:  701824333
--------------------------------------------------------------------------------------------------------------------------
        Security:  K7317J117
    Meeting Type:  AGM
    Meeting Date:  04-Mar-2009
          Ticker:
            ISIN:  DK0010272129
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 522726 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS 4.A TO 4.F AND 5. THANK YOU.

1.     Receive the Board of Director's report on the             Non-Voting    No vote
       Company's activities for the YE

2.     Approve the audited annual report, including              Mgmt          For                            For
       discharge of Management and Board of Directors
       from liability during the past FY

3.     Approve to distribute the profit according to             Mgmt          For                            For
       the adopted annual report and a dividend of
       DKK 5.25 per A/B share of DKK 10

4.A    Re-elect Mr. Henrik Gurtler as the Members to             Mgmt          Against                        Against
       the Board of Directors

4.B    Re-elect Mr. Kurt Anker Nielsen as the Members            Mgmt          Against                        Against
       to the Board of Directors

4.C    Re-elect Mr. Paul Petter Aas as the Members               Mgmt          For                            For
       to the Board of Directors

4.D    Re-elect Mr. Jerker Hartwall as the Members               Mgmt          For                            For
       to the Board of Directors

4.E    Re-elect Mr. Walther Thygesen as the Members              Mgmt          For                            For
       to the Board of Directors

4.F    Re-elect Mr. Mathias Uhlen as the Members to              Mgmt          For                            For
       the Board of Directors

5.     Re-elect PricewaterhouseCoopers as the Auditor            Mgmt          For                            For

6.A    Approve the renewal of the Board of Directors             Mgmt          Against                        Against
       authorization to implement certain types of
       share capital increases and to change paragraph
       6 of the Articles of Association as specified

6.B    Authorize the Board of Directors to allow the             Mgmt          For                            For
       company to acquire its own shares up to an
       aggregate nominal value of 10% of its share
       capital, see Section 48 of the Danish Public
       Companies Act, the purchase price must not
       deviate by more than 10% from the market price
       at the date of acquisition; [the authority
       shall be valid until the next AGM]

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NRJ GROUP, PARIS                                                                            Agenda Number:  701927709
--------------------------------------------------------------------------------------------------------------------------
        Security:  F6637Z112
    Meeting Type:  MIX
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  FR0000121691
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE on 31 DEC 2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       31 DEC 2008

O.3    Approve the distribution of profits                       Mgmt          For                            For

O.4    Receive the special report of the Statutory               Mgmt          Against                        Against
       Auditors on the regulated agreements and commitments
       and approve those agreements

O.5    Approve the renewal of the Deloitte & Asocies             Mgmt          For                            For
       Company's mandate as an Permanent Statutory
       Auditor

O.6    Approve the renewal of the BEAS Company's mandate         Mgmt          For                            For
       as an Temporary Statutory Auditor

O.7    Appoint PricewaterhouseCoopers Audit Company              Mgmt          For                            For
       as an Permanent Statutory Auditor, replacing
       Conseil Audit & Synthese Company [former PIA
       Group]

O.8    Appoint Mr. Yves Nicolas as an Temporary Statutory        Mgmt          For                            For
       Auditor, replacing the Coexcom Company

O.9    Approve the attendance allowances allocated               Mgmt          For                            For
       to the Board Members

O.10   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       make the Company repurchase its own shares,
       under Article L.225-209 of the Commercial Code

E.11   Authorize the Board of Directs in order to increase       Mgmt          For                            For
       the share capital, within the limit of 10%
       in order to remunerate contribution in kind
       of equity securities or securities giving access
       to the capital

E.12   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, by issuing shares
       or securities, giving access to the capital,
       reserved for the members of a Company Savings
       Plan, pursuant Articles L.3332-18 and sequence
       of the Labor Code

E.13   Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NS SOLUTIONS CORPORATION                                                                    Agenda Number:  701985410
--------------------------------------------------------------------------------------------------------------------------
        Security:  J59332106
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3379900008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

2.10   Appoint a Director                                        Mgmt          Against                        Against

2.11   Appoint a Director                                        Mgmt          Against                        Against

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NTT URBAN DEVELOPMENT CORPORATION                                                           Agenda Number:  701977463
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5940Z104
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3165690003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the other Updated Laws and Regulations

3.     Appoint a Director                                        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUFARM LIMITED                                                                              Agenda Number:  701765111
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q7007B105
    Meeting Type:  AGM
    Meeting Date:  04-Dec-2008
          Ticker:
            ISIN:  AU000000NUF3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       518104 DUE TO DELETION OF A RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the financial report of the Company               Non-Voting    No vote
       and the consolidated financial statements of
       the Company and the Company's controlled entities
       and the reports of the Directors' and of the
       Auditor for the YE 31 JUL 2008

2.     Receive and adopt the remuneration report of              Mgmt          For                            For
       the Company for the YE 31 JUL 2008

3.a    Re-elect Mr. G.D.W. [Doug] Curlewis as a Director         Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution
       and ASX Listing Rule 14.4

3.b    Re-elect Mr. K.M. [Kerry] Hoggard as a Director           Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution
       and ASX Listing Rule 14.4

4.     Approve the issue of 13,245,034 ordinary shares           Mgmt          For                            For
       at an issue price of AUD 15.10 each on 06 MAR
       2008 to institutional investors as part of
       an institutional equity placement, for the
       purpose of Listing Rule 7.4

5.     Approve the issue of 527,585 ordinary shares              Mgmt          For                            For
       at an issue price of AUD 15.1169 each on 01
       OCT 2008 to the vendor shareholders of Lefroy
       Seeds Pty Ltd ACN 106 510 196, First Classic
       Pty Ltd ACN 106 510 203 and Edgehill Investments
       Pty Ltd ACN 099 764 226 pursuant to the terms
       of the Share Sale Agreements, for the purpose
       of Listing Rule 7.4




--------------------------------------------------------------------------------------------------------------------------
 NUTRECO HOLDING NV, BOXMEER                                                                 Agenda Number:  701858461
--------------------------------------------------------------------------------------------------------------------------
        Security:  N6508Y120
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  NL0000375400
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 31 MAR 2009. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Report of the Supervisory Board, of the Audit             Non-Voting    No vote
       Committee and of the Remuneration Committee
       for the FY 2008

3.     Report of the Executive Board for the FY 2008             Non-Voting    No vote

4.1    Adopt the annual accounts                                 Mgmt          No Action

4.2    Approve the dividend proposal                             Mgmt          No Action

5.     Corporate Governance: summary of the Corporate            Non-Voting    No vote
       Governance Policy

6.1    Grant discharge to the Executive Board for the            Mgmt          No Action
       conduct of the business

6.2    Grant discharge to the Supervisory Board for              Mgmt          No Action
       its Supervisory duties

7.     Appoint KPMG Accountants N.V. as the External             Mgmt          No Action
       Auditor

8.1    Authorize the Executive Board - subject to the            Mgmt          No Action
       approval of the Supervisory Board - to issue
       ordinary shares and to grant rights to subscribe
       for ordinary shares as provided for in Article
       8 of the Company's Articles of Association
       for a period of 18 months

8.2    Approve to designate the Executive Board as               Mgmt          No Action
       the corporate body authorized - subject to
       the approval of the Supervisory Board to restrict
       or to exclude preemption rights as provided
       for in Article 9 of the Company's Articles
       of Association for a period of 18 months

9.1    Authorize the Executive Board - subject to the            Mgmt          No Action
       approval of the Supervisory Board - to buy
       back the Company's own ordinary shares and
       Cumulative Preference A shares as specified
       in Article 10 of the Company's Articles of
       Association for a period of 18 months

9.2    Approve to cancel Cumulative Preference A shares          Mgmt          No Action

10.1   Approve the reappointment and the end of term             Mgmt          No Action
       resignation of Mr. J.A.J. Vink as a Member
       of the Supervisory Board

10.2   The end of final term resignation of Mr. L.J.A.M.         Non-Voting    No vote
       Ligthart as the Vice Chairman and Member of
       the Supervisory Board

10.3   Appoint Mr. R.J. Frohn as a Member of the Supervisory     Mgmt          No Action
       Board

10.4   Appoint Mr. A. Puri as a Member of the Supervisory        Mgmt          No Action
       Board

11.    Composition of the Executive Board resignation            Non-Voting    No vote
       of Mr. J.B. Steinemann as Member of the Executive
       Board and Chief Operating Officer of the Company

12.    Communications and questions                              Non-Voting    No vote

13.    Closing                                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NUTRECO HOLDING NV, BOXMEER                                                                 Agenda Number:  701990524
--------------------------------------------------------------------------------------------------------------------------
        Security:  N6508Y120
    Meeting Type:  EGM
    Meeting Date:  30-Jun-2009
          Ticker:
            ISIN:  NL0000375400
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING.  THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.1    Appoint Mr. K. Nesse to the Executive Board               Mgmt          No Action

2.2    Appoint Mr. F. J. Tielens to the Executive Board          Mgmt          No Action

2.3    Appoint Mr. J. A. Vergeer to the Executive Board          Mgmt          No Action

3.     Closing                                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN BLOCKING. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NV BEKAERT SA, ZWEVEGEM                                                                     Agenda Number:  701890522
--------------------------------------------------------------------------------------------------------------------------
        Security:  B09800135
    Meeting Type:  SGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  BE0003780948
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve, in accordance with Article 556 of the            Mgmt          No Action
       Companies Code to grant the rights stipulated
       for the benefit of third parties in the document
       referred to below that affect the assets of
       the Company or that give rise to debt or an
       obligation of the Company and the exercise
       of which is dependent on the launch of a public
       over bid for the Company's shares or on a change
       in the control of the Company: Joint Venture
       Agreement Project Andina between i) NV Bekaert
       SA ii) Satifer LLC, Messrs. Juan Daniel Kohn
       Topfer, David Camila Kohn Parker, Tomes Otto
       Kohn Topfer [collectively the Kohn Members]
       and iii) Bekaert S.L. 18 DEC 2008




--------------------------------------------------------------------------------------------------------------------------
 NV BEKAERT SA, ZWEVEGEM                                                                     Agenda Number:  701854045
--------------------------------------------------------------------------------------------------------------------------
        Security:  B09800135
    Meeting Type:  EGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  BE0003780948
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Amend the Article 9 regarding conversion of               Mgmt          No Action
       securities

2.     Grant authority for the repurchase of up to               Mgmt          No Action
       20% of issued share capital

3.     Amend the Article 14 BIS regarding notification           Mgmt          No Action
       of ownership thresholds

4.     Amend the Article 20 BIS regarding audit committee        Mgmt          No Action

5.     Amend the Article 12 BIS regarding audit Committee        Mgmt          No Action

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NV BEKAERT SA, ZWEVEGEM                                                                     Agenda Number:  701907290
--------------------------------------------------------------------------------------------------------------------------
        Security:  B09800135
    Meeting Type:  OGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  BE0003780948
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the annual report of the Board of Directors       Non-Voting    No vote
       on the FY 2008

2.     Receive the report of the Statutory Auditor               Non-Voting    No vote
       on the FY 2008

3.     Approve the annual accounts for the FY 2008,              Mgmt          No Action
       and appropriation of the results

4.a    Grant discharge to the Directors from the performance     Mgmt          No Action
       of their duties during the FY 2008

4.b    Grant discharge to the Statutory Auditor from             Mgmt          No Action
       the performance of their duties during the
       FY 2008

5.a    Re-appoint Messrs. Baron Bekaert, Baron Buysse,           Mgmt          No Action
       Mr. Albrecht De Graeve, Count Charles De Liedekerke
       and Messrs. Hubert Jacobs Van Merlen and Maxime
       Jadot, up to and including the OGM to be held
       in 2012

5.b    Acknowledge the fact that the term of office              Mgmt          No Action
       of Mr Julien De Wilde as director expires today,
       and that he does not seek re-appointment

5.c    Appoint Mr Manfred Wennemer as a Director, and            Mgmt          No Action
       as from 01 JAN 2010 as Independent Director
       up to and including the OGM to be held in 2012

5.d    Acknowledge Dr. Alan Berg, Sir Anthony Galsworth          Mgmt          No Action
       and Lady Judge satisfy the independence criteria
       of Article 526 of the Companies Code of provision
       2, 3 of the Belgian Code on Corporate Governance

6.a    Approve the remuneration of each Director, except         Mgmt          No Action
       the Chairman, for the performance of his duties
       as member of the Board during the FY 2009 is
       kept at the amount of 37.184, and the variable
       amount of 2.479, each meeting of the Board
       of Directors in person

6.b    Approve the remuneration of each Director, expect         Mgmt          No Action
       the Chairman and the Managing Director, for
       the performance of his duties as Member of
       A committee of the Board during the FY 2009
       is kept at the variable amount of 1.487 for
       each Committee meeting attended in person

6.c    Approve the remuneration of the Chairman of               Mgmt          No Action
       the Board of Directors for the performance
       of all his duties in the Company is kept at
       the set amount of 500.000 for each of the periods
       June 2009-May 2010, June 2010- May 2011- May
       2012

7.     Approve the remuneration of the Statutory Auditor         Mgmt          No Action

8.     Communication of the consolidated annual accounts         Non-Voting    No vote
       of the Bekaert Group for the FY 2008, and the
       annual report of the Board of Directors and
       the report of the Statutory Auditor on the
       consolidated annual accounts




--------------------------------------------------------------------------------------------------------------------------
 NWS HOLDINGS LIMITED                                                                        Agenda Number:  701744686
--------------------------------------------------------------------------------------------------------------------------
        Security:  G66897110
    Meeting Type:  AGM
    Meeting Date:  01-Dec-2008
          Ticker:
            ISIN:  BMG668971101
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THESE
       RESOLUTIONS. THANK YOU.

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditor
       for the YE 30 JUN 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.A.1  Re-elect Dr. Cheng Kar Shun, Henry as a Director          Mgmt          For                            For

3.A.2  Re-elect Mr. Doo Wai Hoi, William as a Director           Mgmt          For                            For

3.A.3  Re-elect Mr. Chan Kam Ling as a Director                  Mgmt          For                            For

3.A.4  Re-elect Mr. Wong Kwok Kin, Andrew as a Director          Mgmt          For                            For

3.B    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors remuneration

4.     Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors to fix their remuneration

5.1    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company or securities convertible
       into shares or options, warrants, or similar
       rights to subscribe for any share or convertible
       securities and to make or grant offers, agreements
       and options, during and after the relevant
       period, not exceeding 20% of the aggregate
       nominal amount of the share capital of the
       Company otherwise than pursuant to: i) a rights
       issue [as specified]; or ii) the exercise of
       subscription or conversion rights under the
       terms of any warrants and securities; or iii)
       the exercise of the rights under any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to the
       Directors and/or employees of the Company and/or
       any of its subsidiaries of options to subscribe
       for, or rights to acquire, shares of the Company;
       or iv) any issue of shares as scrip dividends
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable laws to be held]

5.2    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares on The Stock Exchange of Hong
       Kong Limited [the Hong Kong Stock Exchange]
       or on any other stock exchange on which the
       shares of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Hong Kong Stock Exchange for this purpose,
       subject to and in accordance with all applicable
       laws and the requirements of the Rules Governing
       the Listing of Securities on the Hong Kong
       Stock Exchange or that of any other stock exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable laws to be held]

5.3    Approve, conditional upon the passing of the              Mgmt          For                            For
       Ordinary Resolutions No. 5.1 and 5.2, to extend
       the general mandate granted to the Directors
       of the Company pursuant to Resolution 5.1,
       by the addition to the aggregate nominal amount
       of the share capital of the Company that may
       be allotted pursuant to Resolution 5.2, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NYRSTAR NV, BRUXELLES                                                                       Agenda Number:  701881345
--------------------------------------------------------------------------------------------------------------------------
        Security:  B6372M106
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  BE0003876936
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Submission of and discussion on, the annual               Non-Voting    No vote
       report of the Board of Directors and the report
       of the Statutory Auditors on the statutory
       financial statements for the FYE on 31 DEC
       2008

2.     Approve the statutory financial statements for            Mgmt          No Action
       the FYE on 31 DEC 2008, as well as the allocation
       of the result as proposed by the Board of Directors

3.     Submission of and discussion on, the annual               Non-Voting    No vote
       report of the Board of Directors and the report
       of the statutory Auditors on the consolidated
       financial statements for the FYE on 31 DEC
       2008

4.     Submission of the consolidated financial statements       Non-Voting    No vote
       of the Company for the FYE on 31 DEC 2008

5.     Grant discharge from liability to each of the             Mgmt          No Action
       Directors who were in office during the previous
       FY, for the performance of their mandate during
       that FY

6.     Grant discharge from liability to the Statutory           Mgmt          No Action
       Auditors which were in office during the previous
       FY, for the performance of their mandate during
       that FY

7.     Approve the resignation of the Joint Statutory            Mgmt          No Action
       Auditors i.e., Klynveld Peat Marwick Goerdeler
       Bedrijfsrevisoren with registered office at
       Bourgetlaa N 40, 1130 Brussels and Pricewaterhousecoopers
       Bedrijfsrevisoren, with registered office at
       Woluwedal 18, 1932 Sint-Stevens-Woluwe and
       administrative office at Generaal Lemans Traat
       67, 2018 Antwerpen, with immediate effect

8.     Approve the proposal by the Company's Audit               Mgmt          No Action
       Committee, the general shareholders' meeting
       appoints as sole Statutory Auditor PricewaterhouseCoopers
       Bedrijfsreviso Ren [hereafter PWC] with registered
       office at Woluwedal 18, 1932 Sint-Stevens-Woluwe,
       and administrative office at Generaal Lemanstraat
       67 , 2018 Antwerpen, represented by Mr. Peter
       Van Den Eynde Bvba, represented by its permanent
       representative Mr. Peter Van Den Eynde, Statutory
       Auditor the term of office of PWC will expire
       after the AGM to be held in 2012 which will
       be asked to approve the annual accounts for
       the FYE on 31 DEC 2011 the annual statutory
       Auditor's fees will amount to EUR 155,000,
       excluding vat, for the audit of the consolidated
       financial statements of the company and EUR
       17,500, excluding vat, for the audit of the
       statutory financial statements of the Company,
       throughout the term of office

E.9    Approve the renewal of the power of the power             Mgmt          No Action
       of the Board of Directors to acquire or dispose
       of the Company's own shares and hence decides
       to restate the text of the Article 13 of the
       Articles of Association as specified

E10    Approve the decides to absorb existing losses             Mgmt          No Action
       incurred by the company in an amount of EUR
       705,169 ,391.77 [as appear from the statutory
       (non-consolidated) financial statements for
       the FYE on 31 DEC 2008], with an amount of
       EUR 1,054,495.86 by reducing the available
       reserves of the Company as appear from the
       statutory [non-consolidated] financial statements
       for the FYE on 31 DEC 2008, in their entirety
       with an amount of EUR 1,054,495.86 in total
       so that these reserves would amount to zero
       subsequent to the aforementioned resolution,
       the general shareholders' meeting decides to
       absorb the remaining balance of the existing
       losses incurred by the Company in an amount
       of EUR 114,895.91 [as appear from the statutory
       (non-consolidated) financial statements for
       the FYE on 31 DEC 2008, but taking into account
       the aforementioned reduction of the available
       reserves] in its entirety, by reducing (i)
       the issue premiums of the Company with an amount
       of EUR 194,874,904.00 in total so that the
       issue premium would amount to zero, and (ii)
       the share capital of the company with an amount
       of EUR 509,239,991.91 in total in order to
       bring the share capital from EUR 2,000,000,000.00
       to EUR 1,490,760,008.09 the general shareholders'
       meeting decides that the aforementioned capital
       decrease will occur without cancellation o
       f existing shares of the Company, that the
       capital decrease will be borne by each of the
       existing shares in the same manner, that the
       capital decrease will be fully allocated to
       the subscribed capital, and that following
       the capital decrease, each share will represent
       the same fraction of the Company's share capital

E.11   Amend the Article 5 [registered capital] of               Mgmt          No Action
       the Articles of Association to bring it in
       line with the new share capital following the
       aforementioned capital decrease

E.12   Approve the decides to delete the words by registered     Mgmt          No Action
       letter in the first sentence of the Article
       24 of the Articles of Association of the Company,
       and to replace the word letter with notice
       in the second sentence of the Article 24 of
       the Article s of Association

E.13   Grant to the notary public, with the right of             Mgmt          No Action
       substitution, all powers to coordinate the
       text of the Articles of Association of the
       Company in accordance with the decisions of
       the general shareholders' meeting, and to execute
       and file the same with the registry of the
       competent court of commerce, in accordance
       with the relevant legal provisions

E.14   Approve the power of attorney to the Board of             Mgmt          No Action
       Directors to implement the resolutions of the
       shareholders' meeting

       PLEASE NOTE THAT THIS IS A REVISION DUE CHANGE            Non-Voting    No vote
       IN TYPE OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NYRSTAR NV, BRUXELLES                                                                       Agenda Number:  701951293
--------------------------------------------------------------------------------------------------------------------------
        Security:  B6372M106
    Meeting Type:  EGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  BE0003876936
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve to renew the power of the Board of Directors      Mgmt          No Action
       to acquire or dispose of the company's own
       shares and to restate the text of Article 13
       of the Articles of Association as specified

2.     Approve to absorb existing losses incurred by             Mgmt          No Action
       the Company in an amount of EUR 705,169,391,77
       [as appear from the statutory [non-consolidated]
       financial statements for the FYE on 31 DEC
       2008], with an amount of EUR 1,054,495,86 by
       reducing the available reserves of the Company
       as appear form the statutory [non-consolidated]
       financial statements for the FYE on 31 DEC
       2008, in their entirely with an amount of EUR
       1,054,495,86 in total so that these reserves
       would amount to zero, Subsequent to the aforementioned
       resolution, the general shareholders' meeting
       decides to absorb the remaining balance of
       the existing losses incurred by the company
       in an amount of EUR 704,114,895,91 [as appear
       from the statutory [non-consolidated] financial
       statements for the FYE on 31 DEC 2008, but
       taking into account the aforementioned reduction
       of the available reserves] in its entirely,
       by reducing [i] the issue premiums of the Company
       with an amount of EUR 194,874,904,00 in total
       so that the issue premiums would amount of
       zero and [ii] the share capital of the Company
       with an amount of EUR 509,239,991,91 in total
       in order to bring the share capital from EUR
       2,000,000,000,00 to EUR 1,490,760,008,09, the
       general shareholders' meeting decides that
       the aforementioned capital decrease will occur
       without cancellation of existing shares of
       the company, that the capital decrease will
       be come by each of the existing shares in the
       same manner, that the capital decrease will
       be fully allocated to the subscribed capital,
       and that following the capital decrease, each
       share will represent the same fraction of the
       Company's share capital

3.     Amend the Article 5 [registered capital] of               Mgmt          No Action
       the Articles of Association to bring it in
       line with the new share capital following the
       aforementioned capital decrease

4.     Approve to delete the words by registered letter          Mgmt          No Action
       in the first sentence of Article 24 of the
       Articles of Association of the Company, and
       to replace of the word letter with notice in
       the second sentence of Article 24 of the Articles
       of Association

5.     Authorize the Notary Public, with the right               Mgmt          No Action
       of substitution, all powers to coordinate the
       text of the Articles of Association of the
       Company in accordance with the decisions of
       the general shareholders meeting, and to execute
       and file the same with the registry of the
       competent court of commence, in accordance
       with the relevant legal provisions

6.     Approve the power of attorney to the Board of             Mgmt          No Action
       Directors to implement the resolutions of the
       shareholders meeting




--------------------------------------------------------------------------------------------------------------------------
 OBIC CO.,LTD.                                                                               Agenda Number:  701996071
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5946V107
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3173400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Auditors

6.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OBRASCON HUARTE LAIN BRASIL S  A                                                            Agenda Number:  701891156
--------------------------------------------------------------------------------------------------------------------------
        Security:  E7795C102
    Meeting Type:  OGM
    Meeting Date:  05-May-2009
          Ticker:
            ISIN:  ES0142090317
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       06 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the individual annual financial statements        Mgmt          For                            For
       of the Company [balance sheet profit and loss
       statement and notes] and of the consolidated
       financial statements of its subsidiaries [balance
       sheet profit and loss statement of changes
       in shareholders' equity statement of cash flows
       and notes] for the FYE on 31 DEC 2008

2.     Approve the allocation of profits/losses and              Mgmt          For                            For
       the distribution of dividends for the FYE on
       31 DEC 2008

3.     Approve the Management and actions of the Board           Mgmt          For                            For
       of Directors during the FYE on 31 DEC 2008

4.     Re-elect the Account Auditors for 2009                    Mgmt          For                            For

5.     Authorize the Board of Directors with the express         Mgmt          For                            For
       power of delegation for the derivative acquisition
       of the Company's own shares by the Company
       itself and/or by its subsidiaries

6.     Approve the capital decrease [5%]                         Mgmt          For                            For

7.     Approve to dismiss naming or re-elect councils            Mgmt          Against                        Against

8.     Receive the report about the Board of Directors           Mgmt          Against                        Against
       retribution Plan

9.     Receive the report about Article 116 BIS                  Mgmt          For                            For

10.    Approve to formalize and execute all resolutions          Mgmt          For                            For
       adopted by the shareholders at the General
       Shareholders' Meeting for conversion thereof
       into a public instrument and for the interpretation
       correction and supplementation thereof or further
       elaboration thereon until the required registrations
       are made

11.    Approve the minute                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OCE N V                                                                                     Agenda Number:  701966523
--------------------------------------------------------------------------------------------------------------------------
        Security:  674627104
    Meeting Type:  EGM
    Meeting Date:  22-Jun-2009
          Ticker:
            ISIN:  NL0000354934
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING.  THANK YOU.

1.     Opening of the general meeting                            Non-Voting    No vote

2.     Appoint Mr. R. De Becker as a Member of the               Mgmt          For                            For
       Supervisory Board where all details as laid
       down in Article 2:158 paragraph 5, Section
       2:142 paragraph 3 of the Dutch Civil Code are
       available for the general meeting of shareholders

3.     Closing of the general meeting                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 OCE NV, VENLO                                                                               Agenda Number:  701723947
--------------------------------------------------------------------------------------------------------------------------
        Security:  674627104
    Meeting Type:  EGM
    Meeting Date:  21-Oct-2008
          Ticker:
            ISIN:  NL0000354934
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.a    Retirement of Mr. J. van den Belt as a Member             Non-Voting    No vote
       of the Board of Executive Directors of Oce
       N.V. upon reaching pensionable age

2.b    Appoint Mr. Hans A. Kerkhoven as a Member of              Mgmt          For                            For
       the Board of Executive Directors of Oce N.V.

3.     Adopt the modified remuneration policy for the            Mgmt          For                            For
       Board of Executive Directors

4.     Questions and close                                       Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 OCE NV, VENLO                                                                               Agenda Number:  701859398
--------------------------------------------------------------------------------------------------------------------------
        Security:  674627104
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  NL0000354934
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING.  THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

1.     Opening of the general meeting                            Non-Voting    No vote

2.     Report of the Managing Board on the FY 2008               Non-Voting    No vote

3.     Report of the Supervisory Board on the FY 2008            Non-Voting    No vote

4.A    Approve the annual accounts on the FY 2008                Mgmt          No Action

4.B    Approve, that a dividend over the FY 2008 will            Mgmt          No Action
       be declared at EUR 0.15 which has already been
       paid on 22 OCT 2008 as interim dividend, therefore
       no final dividend will be paid

5.A    Grant discharge to the Managing Board in respect          Mgmt          No Action
       of the duties performed during the past FY
       resolution

5.B    Grant discharge to the Supervisory Board in               Mgmt          No Action
       respect of the duties performed during the
       past FY resolution

6.A    Authorize the Managing Board, subject to the              Mgmt          No Action
       approval of the Supervisory Board be designated
       for a period of 18 months as the body which
       is authorized to resolve to issue shares up
       to a number of shares not exceeding 10% of
       the number of issued shares in the capital
       of the Company on 23 APR 2009 with an additional
       10% in case of a Merger or acquisition

6.B    Authorize the Managing Board under approval               Mgmt          No Action
       of the Supervisory Board as the sole body to
       limit or exclude the pre-emptive right on new
       issued shares in the Company

7.     Authorize the Managing Board, subject to the              Mgmt          No Action
       approval of the Supervisory Board, to cause
       the Company to acquire its own shares for valuable
       consideration, up to a maximum number which,
       at the time of acquisition, the Company is
       permitted to acquire pursuant to the provisions
       of Section 98, subsection 2, of book 2 of the
       Netherlands Civil Code, such acquisition may
       be effected by means of any type of contract,
       including stock exchange transactions and private
       transactions, the price must lie between the
       nominal value of the shares and an amount equal
       to 110% of the market price, by 'market price'
       is understood the average of the highest prices
       reached by the shares on each of the 5 stock
       exchange business days preceeding the date
       of acquisition, as evidenced by the of ficial
       price list of Euronext Amsterdam NV; [Authority
       is valid for a period of 18 months, commencing
       on 23 APR 2009]

8.A    Resignation of MR. S. Bergsma and MR. J. M.               Non-Voting    No vote
       Boll from the foundation administration office
       preference shares OCE

8.B    Appoint Mr. H. G. Van Everdingen as a Board               Mgmt          No Action
       Member of the foundation administration office
       preference shares OCE

8.C    Appoint Mr. R. Pieterse as a Board Member of              Mgmt          No Action
       the foundation administration office preference
       shares OCE

9.     Approve, that the general meeting assigns PricewaterhouseCoopersMgmt          No Action
       Accountants NV as the Auditors responsible
       for auditing the financial accounts for the
       FY 2009, 2012

10.    Notification of the resignation of Mr. F. J.              Non-Voting    No vote
       De Wit from the Supervisory Board as Mr. De
       Wit has served the maximum period of 12 years,
       he will no t be available for reappointment,
       after the resignation of Mr. De Wit the Supervisory
       Board will consist of 5 Members instead of
       6, on term the Board will be extended again
       to 6 Members

11.    Any other business                                        Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN BLOCKING. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 OKAMURA CORPORATION                                                                         Agenda Number:  701997439
--------------------------------------------------------------------------------------------------------------------------
        Security:  J60514114
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3192400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3      Allow Board to Authorize Use of Free Share Purchase       Mgmt          Against                        Against
       Warrants as Anti-Takeover Defense Measure

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

4.16   Appoint a Director                                        Mgmt          For                            For

4.17   Appoint a Director                                        Mgmt          For                            For

4.18   Appoint a Director                                        Mgmt          For                            For

4.19   Appoint a Director                                        Mgmt          For                            For

5      Appoint a Corporate Auditor                               Mgmt          For                            For

6      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 OKASAN SECURITIES GROUP INC.                                                                Agenda Number:  702003966
--------------------------------------------------------------------------------------------------------------------------
        Security:  J60600111
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3190800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OKUMA CORPORATION                                                                           Agenda Number:  702004021
--------------------------------------------------------------------------------------------------------------------------
        Security:  J60966116
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3172100004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OKUMURA CORPORATION                                                                         Agenda Number:  702001734
--------------------------------------------------------------------------------------------------------------------------
        Security:  J60987120
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3194800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications,
       Expand Business Lines, Adopt Restriction to
       the Rights for Odd-Lot Shares

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OLAM INTERNATIONAL LTD, SINGAPORE                                                           Agenda Number:  701728911
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6421B106
    Meeting Type:  AGM
    Meeting Date:  29-Oct-2008
          Ticker:
            ISIN:  SG1Q75923504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director's report and               Mgmt          For                            For
       the audited accounts of the Company for the
       YE 30 JUN 2008 together with the Auditors'
       report thereon

2.     Declare a first and final dividend of 2.5 cents           Mgmt          For                            For
       per share tax exempt (one-tier) for the YE
       30 JUN 2008

3.     Re-elect Mr. Narain Girdhar Chanrai as a Director         Mgmt          For                            For
       of the Company, who retires pursuant to Article
       107 of the Articles of Association of the Company

4.     Re-elect Mr. Sunny George Verghese as a Director          Mgmt          For                            For
       of the Company, who retires pursuant to Article
       107 of the Articles of Association of the Company

5.     Re-elect Mr. Michael Lim Choo San as a Director           Mgmt          For                            For
       of the Company, who retires pursuant to Article
       107 of the Articles of Association of the Company

       To note the retirement of Mr. Peter Francis               Non-Voting    No vote
       Amour by rotation pursuant to Article 107 of
       Articles of Association and who has decided
       not to seek re-election

6.     Appoint Mr. Jean-Paul Pinard as a Director to             Mgmt          For                            For
       fill the vacancy arising from the retirement
       of Mr. Peter Francis Amour

7.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       775,000.00 for the YE 30 JUN 2008

8.     Approve the payment of Directors' fees of up              Mgmt          For                            For
       to SGD 896,500.00 for the FYE 30 JUN 2009

9.     Re-appoint Messrs. Ernst & Young LLP as the               Mgmt          For                            For
       Auditors of the Company and authorize the Directors
       of the Company to fix their remuneration

       Transact any other business                               Non-Voting    No vote

10.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and Rule 806 of the Listing Manual of the
       Singapore Exchange Securities Trading Limited,
       to issue shares in the Company [shares] whether
       by way of rights, bonus or otherwise; and/or
       make or grant offers, agreements or options
       [collectively, 'Instruments'] that might or
       would require shares to be issued, including
       but not limited to the creation and issue of
       [as well as adjustments to] options, warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that the aggregate number
       of shares [including shares to be issued in
       accordance with the terms of convertible securities
       issued, made or granted pursuant to this Resolution]
       to be issued pursuant to this Resolution shall
       not exceed 50% of the issued shares in the
       capital of the Company at the time of the passing
       of this Resolution, of which the aggregate
       number of shares and convertible securities
       to be issued other than on a pro rata basis
       to all shareholders of the Company shall not
       exceed 20% of the issued shares in the capital
       of the Company; [Authority expires at the earlier
       of the conclusion of the Company's next AGM
       or the date by which the next AGM of the Company
       is required by law to be held] or in the case
       of shares to be issued in accordance with the
       terms of convertible securities issued, made
       or granted pursuant to this Resolution, until
       the issuance of such shares in accordance with
       the terms of such convertible securities

11.    Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options under the Olam Employee Share
       Option Scheme [''the Scheme''] and to allot
       and issue shares in the capital of the Company
       to all the holders of options granted by the
       Company under the Scheme, whether granted during
       the subsistence of this authority or otherwise,
       upon the exercise of such options and in accordance
       with the terms and conditions of the Scheme,
       provided always that the aggregate number of
       additional ordinary shares to be allotted and
       issued pursuant to the Scheme shall not exceed
       15% of the issued shares in the capital of
       the Company from time to time; [Authority expires
       at the earlier of the conclusion of the Company's
       next AGM or the date by which the next AGM
       of the Company is required by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 OLAM INTERNATIONAL LTD, SINGAPORE                                                           Agenda Number:  701729874
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6421B106
    Meeting Type:  EGM
    Meeting Date:  29-Oct-2008
          Ticker:
            ISIN:  SG1Q75923504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt and approve, the proposed amendments to             Mgmt          For                            For
       the Rules of the Olam Employee Share Option
       Scheme adopted by the Company on 04 JAN 2005
       [ESOS Rules] as specified; authorize the Directors
       to offer and grant options in accordance with
       the provisions of the ESOS Rules amended in
       accordance with this resolution [modified ESOS
       Rules] and to allot and issue from time to
       time such number of shares in the capital of
       the Company as may be required to be issued
       pursuant to the exercise of options under the
       modified ESOS Rules; and authorize the Directors
       of the Company and/or any of them to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider necessary, expedient,
       incidental to or in the interests of the Company
       to give effect to the transactions contemplated
       and/or authorized by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 OLAM INTERNATIONAL LTD, SINGAPORE                                                           Agenda Number:  702016848
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6421B106
    Meeting Type:  EGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  SG1Q75923504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR THE BELOW
       RESOLUTION. THANK YOU.

1.     Authorize the Directors or any of them to: a)             Mgmt          For                            For
       allot and issue an aggregate of 273,459,000
       subscription shares by way of a private placement
       to the Investors at an issue price of SGD 1.60
       per subscription share, pursuant to the terms
       and subject to the conditions of the Subscription
       Agreement [the Proposed Subscription]; and
       b) complete and do all such acts and things,
       including without limitation, to execute all
       such documents and to approve any amendments,
       alteration or modification to any documents
       as they may consider necessary, desirable or
       expedient to give full effect to the Proposed
       Subscription and this Resolution




--------------------------------------------------------------------------------------------------------------------------
 OMC CARD,INC.                                                                               Agenda Number:  701774728
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0895G102
    Meeting Type:  EGM
    Meeting Date:  11-Dec-2008
          Ticker:
            ISIN:  JP3480400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Merger with Central Finance Co.,Ltd.              Mgmt          For                            For
       and QUOQ Inc.

2      Amend Articles to: Change Official Company Name           Mgmt          For                            For
       to Cedyna Financial           Corporation,
       Change Company's Location to Nagoya, Streamline
       Business Lines,  Increase Authorized Capital
       to 1.4B shs., Adopt Reduction of Liability
       System for All Directors and All Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 OMEGA PHARMA NV, NAZARETH                                                                   Agenda Number:  701876130
--------------------------------------------------------------------------------------------------------------------------
        Security:  B6385E125
    Meeting Type:  MIX
    Meeting Date:  04-May-2009
          Ticker:
            ISIN:  BE0003785020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Reading, deliberating and commenting of the               Non-Voting    No vote
       annual report of the Board of Director's and
       the Auditor's report on the annual accounts
       for the FY 2008

2.     Approve the discussion of the annual accounts             Mgmt          No Action
       closed on 31 DEC 2008

3.     Approve to allocate the results of the FY closed          Mgmt          No Action
       on 31 DEC 2008 and approve the allocation of
       the included in the annual accounts including
       a gross dividend of EUR 0.60 per share [Net
       EUR 0.45 per share]

4.     Communication of the consolidated annual accounts         Non-Voting    No vote
       and the consolidated reports

5.     Grant discharge the Member's of the Board of              Mgmt          No Action
       Director's and the Auditor; by separate vote;
       granting full discharge to the Director's and
       Auditor who were active during the FY 2008
       for the tasks executed by during the course
       of the FY

6.     Approve the remuneration of Non-Executive Director's      Mgmt          No Action
       and remuneration for the annual President of
       the Year 2009 for the Board of Director's at
       EUR 60,000 executed for all other Non-Executive
       Director's at EUR 30,000

7.     Approve the resignation of Director's and acknowledge     Mgmt          No Action
       the resignation as Director by Mr. Jan Cassiman
       BVBA, represented by its permanent representative
       Mr. Jan Cassiman

8.     Explanation and discussion of the Corporate               Non-Voting    No vote
       Governance at Omega Pharma NV

9.     Miscellaneous                                             Non-Voting    No vote

10.    Amend the Articles of Association in accordance           Non-Voting    No vote
       with the provisions of the Law on the disclosure
       of major holdings in issuers whose shares are
       admitted to trading on a regulated Market and
       laying down miscellaneous provisions

11.    Amend Article 11 of the Articles of Association           Mgmt          No Action
       as specified

12.    Amend the Articles of Association in accordance           Non-Voting    No vote
       with the provisions of the Belgian Company
       Code, amended in accordance with the Law regarding
       the establishment of an Audit Committee in
       the listed Companies and the financial institutions

13.    Amend the Article 22 of the Articles of Association       Mgmt          No Action
       as specified

14     Renewal of the authority of the Board of Director's       Non-Voting    No vote
       to acquire for a period of 5 years from the
       authorization, treasury shares, by purchase
       or exchange directly or through a person acting
       in their own name but not on the Company's
       behalf, at a price that may not be lower than
       EUR 1.00 and not exceed the average of the
       closing share price of the 10 working days
       prior to the date of the purchase or exchange
       increased by 10% and this in such a way that
       the company shall not at any time hold treasury
       shares of which the fractional value is greater
       than 20% of the Company's subscribed capital
       the board of director's is moreover authorized
       to alienate these shares without being bound
       by the aforementioned price and time restrictions;
       these authorizations possible may also be used
       for the acquisition or alienation of company
       shares by direct subsidiaries in accordance
       with Article 627 of the Belgian Company Code

15.    Amend Article 53 of the Articles of Association           Mgmt          No Action
       as specified

16.    To annul in Article 5 BIS of the Articles of              Non-Voting    No vote
       Association the temporary stipulation with
       regards to the authorization of the Board of
       Director's to use the authorized capital in
       case of announcement by the CBFA of a public
       offer on the shares of the Company

17.    To correct the reference in Article 34 of the             Non-Voting    No vote
       Articles of Association, by deleting Article
       11 and replacing it by Article 14

18.    Approve to coordinate the Articles of Association         Mgmt          No Action
       and the proposed assignment




--------------------------------------------------------------------------------------------------------------------------
 OMEGA PHARMA NV, NAZARETH                                                                   Agenda Number:  701959720
--------------------------------------------------------------------------------------------------------------------------
        Security:  B6385E125
    Meeting Type:  SGM
    Meeting Date:  09-Jun-2009
          Ticker:
            ISIN:  BE0003785020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve the decision to amend the Articles of             Mgmt          No Action
       Association in accordance with the provisions
       of the law on the disclosure of major holdings
       in issuers whose shares are admitted to trading
       on a regulated market and laying down miscellaneous
       provisions and consequent replacement of Article
       11

2.     Approve the decision to amend the Articles of             Mgmt          No Action
       Association in accordance with the provisions
       of the Belgian Company Code, amended in accordance
       with the "Law regarding the establishment of
       an Audit Committee in the Listed Companies
       and the Financial Institutions' and consequent
       replacement of Article 22

3.     Approve the renewal of the authority of the               Mgmt          No Action
       Board of Directors to acquire, for a period
       of 5 years from the authorization, treasury
       shares, by means of purchase or exchange, directly
       or through a person acting in their own name
       but on the Company's behalf, at a price that
       may not be lower than EUR 1.00 and not exceed
       the average of the closing share prices of
       the 10 working days prior to the date of the
       purchase or exchange, increased by 10% and
       this in such a way that the Company shall not
       at any time hold treasury shares of which the
       fractional value is greater than 20% of the
       Company's subscribed capital; that the board
       of directors is moreover authorized to alienate
       these shares without being bound by the aforementioned
       price and time restrictions; these authorizations
       may also be used for the possible acquisition
       or alienation of Company shares by direct subsidiaries
       in accordance with Article 627 of the Belgian
       Company Code; and amend Article 53 of the Articles
       of Association

4.     Approve to commission the Notary: to annul in             Mgmt          No Action
       Article 5 bis of the Articles of Association
       the temporary stipulation with regards to the
       authorization of the Board of Directors to
       use the authorized capital in case of announcement
       by the CBFA of a public offer on the shares
       of the Company; to correct the reference in
       Article 34 of the Articles of Association,
       by deleting "Article 11" and replacing it by
       "Article 14"; and to coordinate the Articles
       of Association

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting    No Action

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF ADDITIONAL TEXT IN ALL RESOLUTIONS AND ACTUAL
       MEETING TYPE. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ONESTEEL LTD                                                                                Agenda Number:  701733734
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q7134W113
    Meeting Type:  AGM
    Meeting Date:  17-Nov-2008
          Ticker:
            ISIN:  AU000000OST6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the Directors'           Non-Voting    No vote
       report for the YE 30 JUN 2008, together with
       the Auditor's report to the Members of the
       Company

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008

3.A    Re-elect, in accordance with Rule 9 of the Company's      Mgmt          For                            For
       Constitution, Mr. C.R. Galbraith as a Director

3.B    Re-elect, in accordance with Rule 9 of the Company's      Mgmt          For                            For
       Constitution, Mr. P.G. Nankervis as a Director

3.C    Re-elect, in accordance with Rule 9 of the Company's      Mgmt          For                            For
       Constitution, Mr. D.A. Pritchard as a Director

3.D    Re-elect, in accordance with Rule 9 of the Company's      Mgmt          For                            For
       Constitution, Mr. P.J. Smedley as a Director




--------------------------------------------------------------------------------------------------------------------------
 ONWARD HOLDINGS CO.,LTD.                                                                    Agenda Number:  701930174
--------------------------------------------------------------------------------------------------------------------------
        Security:  J30728109
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3203500008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to : Approve Minor Revisions               Mgmt          For                            For
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.     Determination of Amounts of Remuneration for              Mgmt          For                            For
       Directors by Stock Acquisition Rights as Stock
       Compensation-Type Stock Options and the Details
       thereof




--------------------------------------------------------------------------------------------------------------------------
 OPEN TEXT CORP                                                                              Agenda Number:  701766531
--------------------------------------------------------------------------------------------------------------------------
        Security:  683715106
    Meeting Type:  OGM
    Meeting Date:  09-Dec-2008
          Ticker:
            ISIN:  CA6837151068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'FOR' OR 'AGAINST' ONLY FOR RESOLUTION
       3 AND 'FOR' OR 'WITHHOLD' ONLY FOR RESOLUTION
       NUMBERS 1.1 TO 1.9 AND 2. THANK YOU.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

       To receive the financial statements of the Company        Non-Voting    No vote
       for the YE 30 JUN 2008, together with the report
       of the Auditors thereon

1.1    Elect Mr. P. Thomas Jenkins as a Director                 Mgmt          For                            For

1.2    Elect Mr. John Shackleton as a Director                   Mgmt          For                            For

1.3    Elect Mr. H. Garfield Emerson as a Director               Mgmt          For                            For

1.4    Elect Mr. Randy Fowlie as a Director                      Mgmt          For                            For

1.5    Elect Mr. Gail Hamilton as a Director                     Mgmt          For                            For

1.6    Elect Mr. Brian Jackman as a Director                     Mgmt          For                            For

1.7    Elect Mr. Stephen J. Sadler as a Director                 Mgmt          For                            For

1.8    Elect Mr. Michael Slaunwhite as a Director                Mgmt          For                            For

1.9    Elect Mr. Katharine B. Stevenson as a Director            Mgmt          For                            For

2.     Re-appoint KPMG LLP, Chartered Accountants,               Mgmt          For                            For
       as the Independent Auditors for the Company
       and authorize the Directors to fix the Auditors'
       remuneration

3.     Amend Company's 2004 Stock Option Plan to a)              Mgmt          For                            For
       further restrict the grant of options that
       may be made under the 2004 Stock Option Plan
       to, and other share compensation arrangements
       of the Company that may be entered into with,
       Non-executive Directors of the Company; b)
       reserve for issuance an additional 1,000,000
       Common Shares under the 2004 Stock Option Plan;
       and c) specify that amendments to the provisions
       governing amendment of the 2004 Stock Option
       Plan

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 OPG GROEP NV                                                                                Agenda Number:  701728214
--------------------------------------------------------------------------------------------------------------------------
        Security:  N6741C109
    Meeting Type:  EGM
    Meeting Date:  24-Oct-2008
          Ticker:
            ISIN:  NL0000852556
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.     Appoint Mr. Oern R. Stuge as a Member of the              Mgmt          For                            For
       Supervisory Board

3.     Any other business                                        Non-Voting    No vote

4.     Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 OPG GROEP NV                                                                                Agenda Number:  701852899
--------------------------------------------------------------------------------------------------------------------------
        Security:  N6741C109
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  NL0000852556
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 18 MAR 2009. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Receive the report of the Board of Management             Non-Voting    No vote
       on the Company's performance and the Board
       of Management's conduct of the Company's affairs
       in the 2008 FY

3.     Adopt the 2008 financial statements                       Mgmt          No Action

4.     Approve the proposed dividend distribution                Mgmt          No Action

5.     Grant discharge from liability of the members             Mgmt          No Action
       of the Board of Management

6.     Grant discharge from liability of the members             Mgmt          No Action
       of the Supervisory Board

7.     Appoint Ms. M. J. M. Van Weelden Hulshof as               Mgmt          No Action
       a Member of the Supervisory Board

8.     Approve the remuneration policy for the Board             Mgmt          No Action
       of Management

9.     Amend the Articles of Association; change of              Mgmt          No Action
       name

10.    Amend the Article of Association; other changes           Mgmt          No Action

11.    Authorize the Board of Management to purchase             Mgmt          No Action
       shares in the Company's own capital

12.    Approve to extent the designation of the Board            Mgmt          No Action
       of Management as the body authorized to issue
       shares

13.    Approve to extent the designation of the Board            Mgmt          No Action
       of Management as the body authorized to limit
       or exclude pre-emption rights on ordinary shares

14.    Any other business                                        Non-Voting    No vote

15.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 OPTI CDA INC                                                                                Agenda Number:  701860428
--------------------------------------------------------------------------------------------------------------------------
        Security:  68383K109
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  CA68383K1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the amended financial statements of               Non-Voting    No vote
       the Corporation for the FYE 31 DEC 2008, together
       with the report of the Auditors

1.     Approve to fix the number of Directors to be              Mgmt          For                            For
       elected at 6

2.1    Elect Mr. Lan W. Delaney as a Director                    Mgmt          For                            For

2.2    Elect Mr. Charles L. Dunlap as a Director                 Mgmt          For                            For

2.3    Elect Mr. Edythe [Dee] Marcoux as a Director              Mgmt          For                            For

2.4    Elect Mr. Christopher Slubicki as a Director              Mgmt          For                            For

2.5    Elect Mr. James M. Stanford as a Director                 Mgmt          For                            For

2.6    Elect Mr. Bruce Waterman as a Director                    Mgmt          For                            For

3.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       of the Corporation

4.     Approve the extension of the Corporations Shareholder     Mgmt          For                            For
       Rights plan as set forth in the proxy circular

       Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A MIX MEETING.THANK              Non-Voting    No vote
       YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTIONS
       "1" AND "4" AND "IN FAVOR" OR ''ABSTAIN" ONLY
       FOR RESOLUTION NUMBERS "2.1 to 2.6" AND "3".
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ORCO PROPERTY GROUP, LUXEMBOURG                                                             Agenda Number:  701913293
--------------------------------------------------------------------------------------------------------------------------
        Security:  F68711104
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  LU0122624777
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the information of the impact of the              Mgmt          No Action
       French Court Protection from creditors on the
       Company

2.     Presentation of the un-audited annual accounts            Non-Voting    No vote
       and un-audited consolidated accounts ending
       on 31 DEC 2008

3.     Approve to postpone the general meeting convened          Mgmt          No Action
       to approve the audited annual accounts and
       audited consolidated accounts for 2008 and
       the statutory elections

4.     Transact any other business                               Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ORIENT CORPORATION                                                                          Agenda Number:  702013866
--------------------------------------------------------------------------------------------------------------------------
        Security:  J61890109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3199000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ORIENTAL PRESS GROUP LTD                                                                    Agenda Number:  701667175
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y65590104
    Meeting Type:  AGM
    Meeting Date:  20-Aug-2008
          Ticker:
            ISIN:  HK0018000155
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Independent
       Auditors of the Company for the YE 31 MAR 2008

2.     Declare a final dividend of HK 8.5 cents per              Mgmt          For                            For
       share

3.i.a  Re-elect Mr. Shun-Chuen Lam as an Executive               Mgmt          Against                        Against
       Director of the Company

3.i.b  Re-elect Mr. Dominic Lai as a Non-Executive               Mgmt          Against                        Against
       Director of the Company

3.i.c  Re-elect Mr. Yau-nam Cham as an Independent               Mgmt          For                            For
       Non-Executive Director of the Company

3.ii   Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Grant Thornton as the Auditors of              Mgmt          For                            For
       the Company and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [The Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or those of any other
       Stock Exchange as amended from time to time,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Companies Ordinance
       [Chapter 32 of the Laws of the Hong Kong] to
       be held]

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance [Chapter
       32 of the Laws of Hong Kong], to allot, issue
       and deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options [including warrants,
       bonds, Debentures, noted and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Company] during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company otherwise
       than pursuant to: i) a Rights Issue [as specified];
       ii) the exercise of rights of subscription
       or conversion under the terms of any existing
       warrants, bonds, debentures, notes, deeds or
       other securities which are convertible into
       shares of the Company; iii) the exercise of
       options granted under any Share Option Scheme
       or any similar arrangement for the time being
       adopted for the grant or issue to eligible
       persons prescribed there under of shares or
       rights to acquire shares in the Company; or
       iv) any script dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Companies Ordinance [chapter
       32 of the Laws of Hong Kong to be held]

7.     Approve, subject to the passing of Resolution             Mgmt          For                            For
       5 and 6, that the general mandate to the Directors
       to allot shares pursuant to Resolution 6 be
       extended by the addition there to an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company pursuant to Resolution 5, provided
       that such extended amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue on the
       date of this resolution




--------------------------------------------------------------------------------------------------------------------------
 ORIOLA-KD CORPORATION                                                                       Agenda Number:  701864983
--------------------------------------------------------------------------------------------------------------------------
        Security:  X60005117
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  FI0009014351
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss and to              Mgmt          For                            For
       pay dividend of EUR 0.08 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the number of Board Members                       Mgmt          For                            For

1.5    Approve the remuneration of Board Members                 Mgmt          For                            For

1.6    Approve the remuneration of Auditors                      Mgmt          For                            For

1.7    Re-elect Messrs. H. Brade, P. Kulvik, O. Raitasuo,        Mgmt          For                            For
       A. Remes, O. Riikkala, K. Uotila and M. Vidgren
       to the Board

1.8    RE-elect Mr. Olli Riikkala as the Chairman of             Mgmt          For                            For
       the Board

1.9    Re-elect PricewaterhouseCoopers OY as the Auditor         Mgmt          Against                        Against
       [and Deputy Auditor]

2      Amend the Articles of Association                         Mgmt          For                            For

3      Authorize the Board to decide on acquiring company's      Mgmt          For                            For
       own Class B shares

4      Authorize the Board to decide on share issue              Mgmt          For                            For
       of a Class B shares against payment

5      Approve to issue stock options                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ORION CORPORATION (NEW)                                                                     Agenda Number:  701837912
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6002Y112
    Meeting Type:  OGM
    Meeting Date:  23-Mar-2009
          Ticker:
            ISIN:  FI0009014377
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU                Non-Voting    No vote

1.     Opening of the Meeting                                    Non-Voting    No vote

2.     Matters of order for the Meeting                          Non-Voting    No vote

3.     Election of the person to confirm the minutes             Non-Voting    No vote
       and the persons to verify the counting of votes

4.     Recording the legal convening of the Meeting              Non-Voting    No vote
       and quorum

5.     Recording the attendance at the Meeting and               Non-Voting    No vote
       the list of votes

6.     Presentation of the financial statements 2008,            Non-Voting    No vote
       the report of the Board of Directors and the
       Auditor's report; review by the President and
       Chief Executive Officer

7.     Adopt the financial statements                            Mgmt          For                            For

8.     Approve the use of the profits shown on the               Mgmt          For                            For
       Balance Sheet and the payment of the dividend

9.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the President and Chief Executive
       Officer from liability

10.    Approve the remuneration of the Members of the            Mgmt          For                            For
       Board of Directors

11.    Approve the number of Members of the Board of             Mgmt          For                            For
       Directors

12.    Elect the Members and the Chairman of the Board           Mgmt          For                            For
       of Directors

13.    Approve the remuneration of the Auditor                   Mgmt          For                            For

14.    Elect the Auditor                                         Mgmt          For                            For

15.    Amend Sections 9, 10 and 12 of the Articles               Mgmt          For                            For
       of Association

16.    Authorize the Board of Directors to decide to             Mgmt          For                            For
       convey the Company's own shares

17.    Closing of the Meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ORPEA, PUTEAUX                                                                              Agenda Number:  702017256
--------------------------------------------------------------------------------------------------------------------------
        Security:  F69036105
    Meeting Type:  MIX
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  FR0000184798
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions. The following
       applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative."

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the annual accounts for the 2008 FY               Mgmt          For                            For

O.2    Approve the consolidated accounts for the 2008            Mgmt          For                            For
       FY

O.3    Approve the distribution of profits                       Mgmt          For                            For

O.4    Grant discharge to the Board Members                      Mgmt          For                            For

O.5    Approve the agreements referred to in Articles            Mgmt          For                            For
       L.225-38 Et sequence of the Commercial Code

O.6    Approve the attendance allowances allocated               Mgmt          For                            For
       to the Board of Directors

O.7    Authorize the Board of Directors to allow the             Mgmt          Against                        Against
       Company to intervene on its own shares

E.8    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       capital by cancelling the Company's shares

E.9    Authorize the Board of Directors in order to              Mgmt          Against                        Against
       issue equities and/or any other securities,
       with maintenance of preferential subscription
       rights of shareholders

E.10   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       issue equities and/or any other securities,
       with cancellation of preferential subscription
       rights of shareholders

E.11   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       increase the share capital up to10% in order
       to remunerate contributions in kind to the
       Company, consisting of equities or securities

E.12   Authorize the Board of Directors to issue equities        Mgmt          Against                        Against
       and/or securities in case of a public exchange
       bid initiated by the Company

E.13   Authorize the Board of Directors to issue equities        Mgmt          For                            For
       or securities freely fixing the issuance price

E.14   Authorize the Board of Director to increase               Mgmt          Against                        Against
       the capital, with cancellation of preferential
       subscription rights of shareholders, for the
       benefit of a category of determined people

E.15   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of equities to be issued in case
       of a capital increase with or without cancellation
       of preferential subscription rights of shareholders

E.16   Approve the overall cap of capital increases              Mgmt          For                            For

E.17   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the capital by incorporation of premiums,
       reserves, benefits or others

E.18   Authorize the Board of Directors in order to              Mgmt          For                            For
       issue equities giving right to the allocation
       of debt securities and not giving place to
       a capital increase of the Company

E.19   Authorize the Board of Directors to issue equities        Mgmt          For                            For
       reserved for the Members of a Company Savings
       Plan

E.20   Authorize the Board of Directors to freely allocate       Mgmt          For                            For
       existing shares or those to be issued for the
       Corporate Managers and Employees

E.21   Authorize the Board of Directors to allocate              Mgmt          For                            For
       subscription and/or purchase options of shares
       for the Corporate Managers and Employees

E.22   Grant powers for the execution of the decisions           Mgmt          For                            For
       and for formalities




--------------------------------------------------------------------------------------------------------------------------
 OSAKA STEEL CO.,LTD.                                                                        Agenda Number:  702003827
--------------------------------------------------------------------------------------------------------------------------
        Security:  J62772108
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3184600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 OSG CORPORATION                                                                             Agenda Number:  701806145
--------------------------------------------------------------------------------------------------------------------------
        Security:  J63137103
    Meeting Type:  AGM
    Meeting Date:  21-Feb-2009
          Ticker:
            ISIN:  JP3170800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 OTSUKA CORPORATION                                                                          Agenda Number:  701832518
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6243L107
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3188200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 OXIANA LTD                                                                                  Agenda Number:  701643896
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q7186A100
    Meeting Type:  OGM
    Meeting Date:  18-Jul-2008
          Ticker:
            ISIN:  AU000000OXR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to change the Company name for the purposes       Mgmt          For                            For
       of Section 157 (1) of the Corporations Act
       2001 and for all other purposes, the Company
       adopt 'OZ Minerals Limited' as the New name
       of the Company

2.1    Re-elect Mr. Owen Leigh Hegarty as a Director             Mgmt          For                            For
       of the Company, who retires in accordance with
       Article 6.3(h)of the Company's Constitution

2.2    Re-elect Mr. Peter Mansell as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       Article 6.3 of the Company's Constitution

2.3    Re-elect Dr. Peter Cassidy  as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Article 6.3 of the Company's Constitution

2.4    Re-elect Mr. Anthony Larkin as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Article 6.3 of the Company's Constitution

2.5    Re-elect Mr. Richard Knight as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Article 6.3 of the Company's Constitution

2.6    Re-elect Mr. Dean Pritchard as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Article 6.3 of the Company's Constitution

3.     Approve to increase the Directors' fee limit              Mgmt          For                            For
       from the maximum total amount of Directors'
       fee payable by the Company to Non-Executive
       Directors by AUD 1,500,000 per annum to a maximum
       of AUD 2,700,000 per annum with effect from
       20 JUN 2008

4.     Approve, for the purposes of Section 200E of              Mgmt          For                            For
       the Corporations Act 2001 and for all other
       purposes the Company benefits payable to Mr.
       Owen Hegarty in connection with his retirement
       as Managing Director and CEO as described in
       the Explanatory Memorandum accompanying the
       notice convening this meeting




--------------------------------------------------------------------------------------------------------------------------
 OY STOCKMANN AB, HELSINKI                                                                   Agenda Number:  701823343
--------------------------------------------------------------------------------------------------------------------------
        Security:  X86482142
    Meeting Type:  AGM
    Meeting Date:  17-Mar-2009
          Ticker:
            ISIN:  FI0009000251
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of the persons to scrutinize the minutes         Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Presentation the financial statement, the report          Non-Voting    No vote
       of the Board of Directors and the Auditors
       report

7.     Adopt the accounts                                        Mgmt          Abstain                        Against

8.     Approve the profit or loss, the Board's proposal          Mgmt          For                            For
       to pay a dividend of EUR 0.62 per share

9.     Grant Discharge from liability                            Mgmt          Abstain                        Against

10.    Approve the remuneration of Board Members                 Mgmt          For                            For

11.    Approve the number of Board Members                       Mgmt          For                            For

12.    Re-elect Messrs. C. Taxell, E.Etola, K-G.Bergh,           Mgmt          For                            For
       E.Liljeblom, K.Niemisto, C.Teir-Lehtinen and
       H-Wiklund as Board Members

13.    Approve the remuneration of the Auditors                  Mgmt          For                            For

14.    Elect the Auditors                                        Mgmt          For                            For

15.    Amend the Articles 3 and 5 of Articles of Association     Mgmt          For                            For

16.    Amend terms of 2008 share options for loyal               Mgmt          Against                        Against
       customers

17.    Close the meeting                                         Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 OZ MINERALS LTD                                                                             Agenda Number:  701958463
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q7161P106
    Meeting Type:  AGM
    Meeting Date:  11-Jun-2009
          Ticker:
            ISIN:  AU000000OZL8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT VOTING EXCLUSIONS APPLY TO               Non-Voting    No vote
       THIS MEETING FOR PROPOSAL 1 AND VOTES CAST
       BY ANY INDIVIDUAL OR RELATED PARTY WHO BENEFIT
       FROM THE PASSING OF THE PROPOSAL/S WILL BE
       DISREGARDED. HENCE, IF YOU HAVE OBTAINED BENEFIT
       OR DO EXPECT TO OBTAIN FUTURE BENEFIT YOU SHOULD
       NOT VOTE (OR VOTE 'ABSTAIN') FOR THE RELEVANT
       PROPOSAL ITEMS. THANK YOU.

1.     Authorize the Company, for all purposes, including        Mgmt          For                            For
       ASX Listing Rule 11.2, to sale the following
       assets to China Mine metals Non-Ferrous Metals
       Co., Ltd or a wholly owned subsidiary on the
       terms as specified; [a] the Company's interest
       in the Sepon copper/gold mine in Laos; [b]
       Golden Grove zinc/copper/lead mine in Western
       Australia; [c] Century zinc mine in Queensland;
       [d] Rosebery zinc/lead/silver mine in Western
       Australia; [e] Avebury nickel mine in Tasmania;
       [f] Dugald River zinc project in Queensland;
       [g] High Lake zinc project in Canada; [h] Izok
       Lake zinc project in Canada and; [i] All other
       exploration and development assets [other than
       the Prominent Hill gold/copper mine, Martabe
       gold project and certain exploration assets
       in Cambodia and Thailand as specified]

2.     Receive the financial report of the Company               Mgmt          For                            For
       for the YE 31 DEC 2008 together with the Directors'
       report, the Directors' declaration and the
       Auditor's report as specified

3.1    Elect Mr. Michael Eager as a Director of the              Mgmt          For                            For
       Company, who retires in accordance with Article
       6.3 of the Company's Constitution

3.2    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           For                            Against
       Re-elect Mr. Stephen Mayne as a Director of
       the Company

4.     Adopt the Company's remuneration report for               Mgmt          Against                        Against
       the YE 31 DEC 2008

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN DIRECTOR NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PA RESOURCES AB, STOCKHOLM                                                                  Agenda Number:  701770376
--------------------------------------------------------------------------------------------------------------------------
        Security:  W6283U111
    Meeting Type:  EGM
    Meeting Date:  02-Dec-2008
          Ticker:
            ISIN:  SE0000818569
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect the Chairman at the meeting                         Mgmt          For                            For

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 persons to prove the minutes                 Mgmt          For                            For

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

7.     Authorize the Board of Directors, until the               Mgmt          For                            For
       next annual meeting of the shareholders, at
       1 or more occasions, to decide upon an increase
       of the Company's share capital through the
       issue of convertible notes with preferential
       rights for the shareholders of the Company,
       such that the Company's share capital may be
       increased with SEK 30,000,000 in total corresponding
       to a maximum of 60,000,000 new shares

8.     Other matters                                             Non-Voting    No vote

9.     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC BASIN SHIPPING LTD                                                                  Agenda Number:  701850085
--------------------------------------------------------------------------------------------------------------------------
        Security:  G68437139
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  BMG684371393
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and auditors
       for the YE 31 DEC 2008

2.1    Re-elect Mr. Klaus Nyborg as an Executive Director        Mgmt          For                            For

2.2    Re-elect Mr. Jan Rindbo as an Executive Director          Mgmt          For                            For

2.3    Re-elect Mr. Daniel R. Bradshaw as a Non-executive        Mgmt          For                            For
       Director

2.4    Re-elect Mr. Robert C. Nicholson as an Independent        Mgmt          For                            For
       Non-executive Director

2.5    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

3.     Re-appoint Messrs. PricewaterhouseCoopers, Certified      Mgmt          For                            For
       Public Accountants, as the Auditors of the
       Company and authorize the Board of Directors
       of the Company to fix their remuneration

4.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue or otherwise deal with new shares of
       USD 0.10 each in the capital of the Company
       [the Shares] or securities convertible into
       Shares or options, warrants or similar rights
       to subscribe for any Shares and to make or
       grant offers, agreements, options and warrants
       which would or might require the exercise of
       such powers, during and after the relevant
       period not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company,
       provided that any Shares to be allotted and
       issued pursuant to the approval of this resolution
       shall not be issued at a discount of more than
       10% to the Benchmarked Price of the Shares,
       otherwise than pursuant to a Rights Issue [as
       specified], the exercise of the subscription
       or conversion rights attaching to any warrants
       issued by the Company or the exercise of options
       granted under the Long Term Incentive Scheme
       of the Company or any scrip dividend providing
       for the allotment of Shares in lieu of the
       whole or part of a dividend on Shares; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Companies Act 1981
       of Bermuda or the Company's Bye-Laws to be
       held]

5.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       or repurchase shares of USD 0.10 each in the
       capital of the Company [the Shares] on The
       Stock Exchange of Hong Kong Limited [the Stock
       Exchange] or any other stock exchange on which
       the Shares may be listed and recognized by
       the Securities and Futures Commission of Hong
       Kong and Stock Exchange on share repurchases
       for such purposes, subject to and in accordance
       with all applicable laws and regulations, at
       such price as the Directors may at their discretion
       determine in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Companies Act 1981 of Bermuda
       or the Company's Bye-Laws to be held]

6.     Approve that the aggregate nominal amount of              Mgmt          For                            For
       share capital allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       of the Company pursuant to paragraph [b] of
       the ordinary resolution passed by Shareholders
       at a SGM of the Company held on 08 JUN 2005
       to satisfy Share Awards, shall during the relevant
       period not exceed 2% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the beginning of each such FY
       [being 34,946,202 shares as at 01 JAN 2009];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Companies Act
       1981 of Bermuda or the Company's Bye-Laws to
       be held]

S.7    Amend the Bye-laws of the Company, by deleting            Mgmt          For                            For
       the existing Bye-law 127[1] in its entirety
       and replacing it with the following new Bye-law
       127[1]: as specified




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC BRANDS LTD                                                                          Agenda Number:  701709771
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q7161J100
    Meeting Type:  AGM
    Meeting Date:  21-Oct-2008
          Ticker:
            ISIN:  AU000000PBG6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting    No vote
       for the FYE 30 JUN 2008 and the reports of
       the Directors and the Auditor

2.a    Re-elect Ms. Maureen Plavsic as a Director,               Mgmt          For                            For
       who retires in accordance with Rule 8.1(d)
       of the Company's Constitution

2.b    Re-elect Mr. Stephen Tierney as a Director,               Mgmt          For                            For
       who retires in accordance with Rule 8.1(d)
       of the Company's Constitution

2.c    Re-elect Mr. Andrew Cummins as a Director, who            Mgmt          For                            For
       retires in accordance with Rule 8.1(d) of the
       Company's Constitution

2.d    Elect Mr. James Mackenzie who was appointed               Mgmt          For                            For
       as a Director of the Company on 27 MAY 2008,
       retires under Rule 8.1(c) of the Company's
       Constitution

3.     Adopt the remuneration report as specified in             Mgmt          For                            For
       the annual report for the FYE 30 JUN 2008

4.     Approve, in accordance with Rule 8.3 of the               Mgmt          For                            For
       Company's Constitution, the maximum aggregate
       amount of remuneration that may be paid in
       any FY to the Company's Non-Executive Directors
       be increased by AUD 500,000 from AUD 1,000,000
       to a maximum sum of AUD 1,500,000 per year

5.     Approve the grant of 82,677 performance rights            Mgmt          For                            For
       under the Listing Rule 10.14 to Mrs. Sue Morphet,
       in accordance with the rule of the Pacific
       Brands Limited Performance Right Plan and on
       the terms as specified

6.     Approve the grant of 51,591 performance rights            Mgmt          For                            For
       under the Listing Rule 10.14 to Mr. Stephen
       Tierney, in accordance with the rules of the
       Pacific Brands Limited Performance Rights Plan
       and on the terms as specified

S.7    Adopt Rule 6 of the Company's Constitution and            Mgmt          For                            For
       inserted into the Constitution with immediate
       effect in the form as specified




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC CENTURY REGIONAL DEVELOPMENTS LTD                                                   Agenda Number:  701785973
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6600R138
    Meeting Type:  EGM
    Meeting Date:  29-Dec-2008
          Ticker:
            ISIN:  SG1J17886040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the privatization of PCCW Limited [PCCW]          Mgmt          For                            For
       by the Company's wholly-owned subsidiary, Starvest
       Limited [Starvest], and China Netcom Corporation
       [BVI] Limited [China Netcom BVI], an indirect
       wholly-owned subsidiary of China Network Communications
       Group Corporation, by way of a Scheme of Arrangement
       [the Scheme, which expression shall include
       any revised Scheme] pursuant to Section 166
       of the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] on the terms and conditions
       as specified by PCCW, Starvest and China Netcom
       BVI in relation to the Scheme [or on such other
       terms and conditions as the Directors of the
       Company may deem to be in the interests of
       the Company and its shareholders]; and authorize
       the Directors of the Company to complete and
       do all such acts and things [including executing
       all such documents as may be required in connection
       with the Scheme] as they or he may consider
       desirable, necessary or expedient in the interests
       of the Company to give full effect to this
       ordinary resolution and the Scheme




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC CENTURY REGIONAL DEVELOPMENTS LTD                                                   Agenda Number:  701800434
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6600R138
    Meeting Type:  EGM
    Meeting Date:  04-Feb-2009
          Ticker:
            ISIN:  SG1J17886040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the privatization of PCCW Limited [PCCW]          Mgmt          For                            For
       by the Company's wholly-owned subsidiary, Starvest
       Limited [Starvest], and China Netcom Corporation
       [BVI] Limited [China Netcom BVI], an indirect
       wholly-owned subsidiary of China United Network
       Communications Group Company Limited, by way
       of a Scheme of Arrangement [the Scheme, which
       expression shall include any revised Scheme]
       pursuant to Section 166 of the Companies Ordinance
       [Chapter 32 of the Laws of Hong Kong] on the
       terms and conditions as specified in Scheme
       document dated 06 DEC 2008, as supplemented
       by the supplemental scheme document dated 12
       JAN 2009, issued by, inter alia, PCCW, Starvest
       and China Netcom BVI in relation to the Revised
       Scheme [or on such other terms and conditions
       as the Directors of the Company may deem to
       be in the interests of the Company and its
       shareholders]; and authorize the Directors
       of the Company to complete and do all such
       acts and things [including executing all such
       documents as may be required in connection
       with the Revised Scheme] as they or he may
       consider desirable, necessary or expedient
       in the interests of the Company to give full
       effect to this ordinary resolution and the
       Revised Scheme




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC GOLF GROUP INTERNATIONAL HOLDINGS KK                                                Agenda Number:  701838027
--------------------------------------------------------------------------------------------------------------------------
        Security:  J63353106
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  JP3781330000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

6      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Compensation-based Stock      Option Plan

7      Approve Issuance of New Share Subsciption Rights          Mgmt          For                            For
       as Stock Options to          Subsidiaries'
       Directors and Employees




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC METALS CO.,LTD.                                                                     Agenda Number:  702001316
--------------------------------------------------------------------------------------------------------------------------
        Security:  J63481105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3448000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PADDY PWR PLC                                                                               Agenda Number:  701912203
--------------------------------------------------------------------------------------------------------------------------
        Security:  G68673105
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  IE0002588105
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to accept financial statements and statutory      Mgmt          For                            For
       reports

2.     Approve the dividends                                     Mgmt          For                            For

3.     Elect Mr. Padraig O. Riordain as a Director               Mgmt          For                            For

4.a    Re-elect Mr. Fintan Drury as a Director                   Mgmt          For                            For

4.b    Re-elect Mr. Tom Grace as a Director                      Mgmt          For                            For

4.c    Re-elect Mr. Jack Massey as a Director                    Mgmt          For                            For

5.     Authorize the Board to fix the remuneration               Mgmt          Against                        Against
       of the Auditors

S.6    Grant authority for the issuance of equity or             Mgmt          For                            For
       equity-linked securities without preemptive
       rights

S.7    Grant authority for the Share Repurchase Program          Mgmt          For                            For

S.8    Grant authority for the reissuance of repurchased         Mgmt          For                            For
       shares

S.9    Amend the Articles regarding: electronic shareholder      Mgmt          For                            For
       communications and appointment of multiple
       proxies

10.    Amend the rules of Paddy Power PLC 2004 Long              Mgmt          For                            For
       Term Incentive Plan




--------------------------------------------------------------------------------------------------------------------------
 PALADIN ENERGY LTD, SUBIACO WA                                                              Agenda Number:  701740727
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q7264T104
    Meeting Type:  OGM
    Meeting Date:  26-Nov-2008
          Ticker:
            ISIN:  AU000000PDN8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       To receive the financial report for the YE 30             Non-Voting    No vote
       JUN 2008, and the Directors' and the Auditors'
       reports thereon

1.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008

2.     Re-elect Mr. Sean Reveille Llewelyn as a Director         Mgmt          For                            For

3.     Approve, for the purposes of Listing Rule 10.17           Mgmt          For                            For
       and for all other purposes, to increase the
       maximum aggregate Directors' fees payable to
       the Non-Executive Directors from AUD 900,000
       per annum to AUD 1.2 million per annum

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PALFINGER AG                                                                                Agenda Number:  701823191
--------------------------------------------------------------------------------------------------------------------------
        Security:  A61346101
    Meeting Type:  OGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  AT0000758305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of the annual statement          Mgmt          No Action
       of accounts for the Company and Corporate Group
       including report of Board of Directors and
       Supervisory Board

2.     Approve the appropriation of the net profits              Mgmt          No Action

3.     Approve the activities undertaken by the Board            Mgmt          No Action
       of Directors

4.     Approve the activities undertaken by the Supervisory      Mgmt          No Action
       Board

5.     Elect the Balance Sheet Auditor                           Mgmt          No Action

6.     Elect up to 2 new Members to the Supervisory              Mgmt          No Action
       Board

7.     Approve the alteration of statutes paragraphs             Mgmt          No Action
       4,24,25 and 28 as specified

8.     Approve the Stock Option Program                          Mgmt          No Action

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No Action

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN MEETING TYPE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PANAHOME CORPORATION                                                                        Agenda Number:  701977982
--------------------------------------------------------------------------------------------------------------------------
        Security:  J48646103
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3650600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PARAGON GROUP OF COMPANIES PLC, SOLIHULL,WEST MIDLANDS                                      Agenda Number:  701793956
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6376N154
    Meeting Type:  AGM
    Meeting Date:  05-Feb-2009
          Ticker:
            ISIN:  GB00B2NGPM57
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's accounts for the YE 30              Mgmt          For                            For
       SEP 2008 and the reports of the Directors and
       the Auditors

2.     Adopt the report of the Board to the shareholders         Mgmt          Against                        Against
       on Directors' remuneration

3.     Declare a dividend                                        Mgmt          For                            For

4.     Re-appoint Mr. N.S. Terrington as a Director              Mgmt          For                            For

5.     Re-appoint Mr. J.A. Heron as a Director                   Mgmt          For                            For

6.     Re-appoint Mr. E.A. Tilly as a Director                   Mgmt          Against                        Against

7.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          Against                        Against
       and authorize the Directors to fix their remuneration

S.8    Grant authority for the allotment of relevant             Mgmt          For                            For
       securities

S.9    Approve the Paragon UK Sharesave Plan 2009                Mgmt          For                            For

S.10   Approve the allotment of equity securities for            Mgmt          For                            For
       cash

S.11   Grant authority to purchase own shares                    Mgmt          For                            For

S.12   Amend the Articles of Association of the Company          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PARAMOUNT RES LTD                                                                           Agenda Number:  701887373
--------------------------------------------------------------------------------------------------------------------------
        Security:  699320206
    Meeting Type:  MIX
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  CA6993202069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTION
       No. '3' AND "IN FAVOR" OR ''ABSTAIN" ONLY FOR
       RESOLUTION NUMBERS '1' AND '2'. THANK YOU.

       Receive the audited consolidated financial statements     Non-Voting    No vote
       of the Corporation for the FYE 31 DEC 2008,
       and the Auditor's report on those statements

1.     Elect the Directors of the Corporation as specified       Mgmt          For                            For

2.     Appoint the Auditors of the Corporation as specified      Mgmt          For                            For

3.     Approve the unallocated options under Paramount's         Mgmt          For                            For
       Stock Option Plan as specified

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PARCO CO.,LTD.                                                                              Agenda Number:  701949173
--------------------------------------------------------------------------------------------------------------------------
        Security:  J63567101
    Meeting Type:  AGM
    Meeting Date:  30-May-2009
          Ticker:
            ISIN:  JP3781800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PARIS MIKI HOLDINGS INC.                                                                    Agenda Number:  701998239
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6356L100
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3882600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

2      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 PARIS MIKI INC.                                                                             Agenda Number:  701830944
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6356T103
    Meeting Type:  EGM
    Meeting Date:  18-Mar-2009
          Ticker:
            ISIN:  JP3882600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Transfer of Operations to  Newly Created          Mgmt          For                            For
       Wholly-Owned Subsidiaries    and Create a Holding
       Company Structure

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions, Change
       Official Company Name to Paris Miki Holdings,
       Inc.




--------------------------------------------------------------------------------------------------------------------------
 PARKWAY HLDGS LTD                                                                           Agenda Number:  701868448
--------------------------------------------------------------------------------------------------------------------------
        Security:  V71793109
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  SG1R90002267
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and, if approved, to adopt the Director's         Mgmt          For                            For
       report and audited accounts for the YE 31 DEC
       2008 and the Auditor's report thereon

2.     Re-elect Mr. Ganendran Sarvananthan as a Director         Mgmt          For                            For
       of the Company, who retires pursuant to Article
       83 of the Articles of Association of the Company

3.A    Re-elect Mr. Alain Ahkong Chuen Fah as a Director         Mgmt          For                            For
       of the Company, who retires pursuant to Article
       97 of the Articles of Association of the Company

3.B    Re-elect Mr. Ashish Jaiprakash Shastry as a               Mgmt          Against                        Against
       Director of the Company, who retires pursuant
       to Article 97 of the Articles of Association
       of the Company

3.C    Re-elect Mr. Ho Kian Guan as a Director of the            Mgmt          For                            For
       Company, who retires pursuant to Article 97
       of the Articles of Association of the Company

4.     Re-appoint Messrs. KPMG LLP as the Auditors               Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.A    Authorize the Board of Directors of the Company,          Mgmt          Against                        Against
       subject to Section 161 of the Companies Act,
       Chapter 50 of Singapore, the Articles of Association
       of the Company, the approval of the relevant
       Stock Exchange and/or other governmental or
       regulatory bodies where such approval is necessary
       and compliance with the provision of the Listing
       Manual of Singapore Exchange Securities Trading
       Limited [the SGX-ST] [including any supplemental
       measure thereto from time to time]; a) to allot
       and issue shares in the Company [the Share]
       whether by way of rights, bonus or otherwise;
       and/or make or grant offers, agreements or
       options [collectively the instruments] that
       might or would required shares to be issued
       , including but not limited to the creation
       and issue of warrants, debentures or other
       instruments convertible into shares at any
       time to such person, upon such terms and condition
       and for such purposes as the Directors may
       be deem fit; and b) [notwithstanding that the
       authority conferred by this resolution may
       have ceased to be in force] to issue additional
       instruments as adjustments in accordance with
       the terms and conditions of the instruments
       made or granted by the Directors while this
       resolution was in force; and to issue shares
       in pursuance of any instruments made or granted
       by the Directors while this resolution was
       in force or such additional instruments above,
       provided always that: i) [except in respect
       of a pro rate renounce able rights issue],
       the aggregate number of shares to be issued
       pursuant to this resolution [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this resolution] does
       not exceed 50% of the total issued shares excluding
       treasury shares at the time of the passing
       of this resolution [as calculated in accordance
       with subparagraph below ], of which the aggregate
       number of shares issued other than on a pro
       rata basis to existing shareholders [including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this resolution]
       does not exceed 20% of the Company's total
       issued shares excluding treasury shares [as
       calculated in accordance with subparagraph
       below]; ii) [subject to such manner of calculation
       as prescribed by the SGX-ST] for the purpose
       of determining the aggregate number of shares
       that may be issued under sub-paragraph (i),
       the percentage of the issued share is based
       on the Company's total issued share excluding
       treasury shares at the time of passing of this
       resolution after adjusting for: i) new shares
       arising from the conversion or exercise of
       convertible securities; ii) new shares arising
       from the exercise of share options or vesting
       of share awards outstanding or subsisting at
       the time of the passing of this resolution,
       provided the options or awards were granted
       in compliance with Part VIII of Chapter 8 of
       the SGX-ST Listing Manual; and iii) any subsequent
       bound issue, consolidation or subdivision of
       shares; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held]

5.B    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to issue and allot from time to time such number
       of shares as may be required to be issued pursuant
       to the exercise of options granted while the
       authority conferred by this resolution is in
       force, under the Parkway Share Option Scheme
       2001 [Parkway Scheme 2001] and/or the vesting
       of awards granted while the authority conferred
       by this resolution is in force, under the Parkway
       Performance Share Plan [Share Plan] [notwithstanding
       that the authority conferred by this resolution
       may have ceased to be in force] provided always
       that the aggregate number of shares to be issued
       and allotted pursuant to the Parkway Scheme
       2001 and the Share Plan does not exceed 15%
       of the total number of issued ordinary shares
       of the Company from time to time

5.C    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Act], to purchase or otherwise acquire issued
       ordinary shares of the Company [the Shares]
       not exceeding in aggregate prescribed limit
       [10% of the total number of issued ordinary
       shares of the Company as at the date of the
       passing of this resolution], at such price
       or prices as may be determined by the Directors
       from time to time up to the maximum price [not
       exceeding: in the case of an on-market share
       purchase, 105% of the average closing price;
       and in the case of an off-market share purchase,
       120% of the average closing price], whether
       by way of: i) on-market purchases [each an
       On-Market Share Purchase] on the SGX-ST; and/or
       ii) off-market purchases [each an Off-Market
       Share Purchase] effected in accordance with
       any equal access scheme[s] as may be determined
       or formulated by the Directors as they may
       consider fit, which scheme[s] shall satisfy
       all the conditions prescribed by the Act; and
       otherwise approve in accordance with all other
       laws and regulations and rules of the SGX-ST
       as may for the time being be applicable [the
       Share Purchase]; and [Authority expires the
       earlier of the date on which the next AGM of
       the Company is held or the date by which the
       next AGM of the Company is required by law
       to be held or the date on which the purchase
       of Shares by the Company pursuant to the Share
       Purchase Mandate is carried out to the full
       extent mandated]; to complete and do all such
       acts and things as they and/or he may consider
       necessary, desirable, expedient, incidental
       or in the interests of the Company to give
       effect to the transactions contemplated and/or
       authorized by this Resolution

6.     Transact any business                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PARKWAY HLDGS LTD                                                                           Agenda Number:  701868450
--------------------------------------------------------------------------------------------------------------------------
        Security:  V71793109
    Meeting Type:  EGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  SG1R90002267
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual for the Company, its subsidiaries
       and associated Companies, or any of them, to
       enter into any of the transactions falling
       within the types of Interested Person Transactions
       as specified with the interested person, provided
       that such transactions are made on normal commercial
       terms and in accordance with the review procedures
       for Interested Person Transactions as specified
       [the IPT Mandate]; the IPT Mandate [Authority
       expire at the conclusion of next AHM of the
       Company is held or is required by law to be
       held]; and authorize the Directors to take
       such steps, approve all matters and enter into
       all such transactions, arrangements and agreements
       and execute all such documents and notices
       as may be necessary or expedient for the purposes
       of giving effect to the IPT Mandate as such
       Directors or any of them may deem fir or expedient
       or to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 PARTYGAMING PLC, GIBRALTAR                                                                  Agenda Number:  701879782
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6312S110
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  GI000A0MV757
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements, the Directors'          Mgmt          No vote
       report and the Auditors' report for the YE
       31 DEC 2008

2.     Approve the remuneration report for the YE 31             Mgmt          No vote
       DEC 2008

3.     Re-appoint BDO Stoy Hayward LLP and BDO Orion             Mgmt          No vote
       Limited as the Company's Auditors with BDO
       Orion Limited acting as the Auditor for the
       purposes of Section 10 of the Gibraltar Companies
       [Accounts] Act 1999

4.     Authorize the Directors to set the Auditors'              Mgmt          No vote
       remuneration

5.     Re-appoint Mr. Rami Lerner as a Director                  Mgmt          No vote

6.     Re-appoint Mr. Jim Ryan as a Director                     Mgmt          No vote

7.     Re-appoint Mr. Rod Perry as a Director                    Mgmt          No vote

8.     Re-appoint Mr. Martin Weigold as a Director               Mgmt          No vote

9.     Approve to increase the authorized share capital          Mgmt          No vote
       from GBP 75,000.00 divided into 500,000,000
       ordinary shares of GBP 0.00015 each to GBP
       105,000.00 divided into 700,000,000 ordinary
       shares of GBP 0.00015 each by the creation
       of 200,000,000 ordinary shares of GBP 0.00015
       each [totalling GBP 30,000.00 in nominal value],
       each such ordinary share ranking pari passu
       with the existing ordinary shares of the Company;
       and amend the Company's Memorandum of Association
       as specified

10.    Authorize the Board of Directors for the purposes         Mgmt          No vote
       of section 66 of the Companies Act 1930 [as
       amended] to allot Relevant Securities [as specified
       in Article 6 of the Company's Articles of Association
       [the Articles up to an aggregate nominal amount
       of GBP 20,575.00 and further, for the purposes
       of section 66 of the Companies Act 1930 [as
       amended] to allot Relevant Securities comprising
       Equity Securities [as defined by Article 20
       of the Articles] up to a nominal amount of
       GBP 41,150.00[including within such limit any
       Relevant securities allotted under this Resolution]
       in connection with an offer by way of a rights
       issue [A] to Ordinary shareholders in proportion
       [as nearly as practicable] to their existing
       holdings; and [B] to people who are holders
       of other Equity Securities if this is required
       by the rights of those securities or, if the
       Board of Directors considers it necessary,
       as permitted by the rights of those securities,
       and so that the Board may impose any limits
       or restrictions and make arrangements which
       it considers necessary or appropriate to with
       fractional entitlements, record dates, legal
       regulatory or practical problems in, or under
       the laws of any other matter; [Authority expires
       the earlier at the end of the Company's AGM
       in the year 2010 or at close of business on
       07 AUG 2010]; save that the Company may before
       such expiry make an offer or enter into an
       agreement which would or might require relevant
       securities to be allotted after such expiry
       and the Board of Directors may allot relevant
       securities

S.11   Authorize the Board of Directors, subject to              Mgmt          No vote
       the passing of the previous resolution and
       in place of the existing authority, and pursuant
       to Articles 22 to 25 of the Articles to allot
       Equity Securities [as defined by Article 20
       of the Articles] for cash pursuant to the authority
       conferred by the previous resolution as though
       articles 14 to 21 of the Articles did not apply
       to any such allotment provided that this power
       shall be limited to the allotment of Equity
       Securities in connection with an offer of Equity
       Securities [but in the case of the authority
       granted under resolution 10[ii] by way of a
       rights issue only] [A] to Ordinary shareholders
       in proportion [as nearly as practicable] to
       their existing holdings; and [B] to people
       who are holders of other Equity Securities
       if this is required by the rights of those
       securities or, if the Board of Directors to
       considers it necessary, as permitted by the
       rights of those securities, and so that the
       Board may impose any limits or restrictions
       and make any arrangements which it considers
       necessary or appropriate to deal with fractional
       entitlements, record dates, legal, regulatory
       or practical problems in, or under the laws
       of, any territory or any other matter; and
       [ii] in the case of the authority granted under
       resolution , to the allotment of Equity Securities
       up to an aggregate nominal value of GBP 3,086.00;
       and [Authority expire at the end of the Company's
       AGM in the year 2010]

S.12   Authorize the Company to make market purchases            Mgmt          No vote
       within the meaning of section 79 of the Gibraltar
       Companies Act 1930 [as amended] of ordinary
       shares of GBP 0.00015 each of the Company ['Shares']
       provided that: [i] the maximum number of Shares
       hereby authorized to be acquired is 41,151,938;
       [ii] the minimum price that may be paid for
       any such Share is GBP 0.00015, being the nominal
       value of a Share;[iii] the maximum price that
       may be for any such Share is an amount equal
       to 105%of the average of the middle market
       quotations for a Share as derived from the
       London Stock Exchange Daily Official List for
       the 5 business days immediately preceding the
       day on which the Share is contracted to be
       purchased; and [Authority expire the earlier
       or on the date of the AGM of the Company in
       the year 2010 or at close of business on 07
       AUG 2010]; but a contract for purchase may
       be made before such expiry, that will or may
       be completed wholly or partially thereafter,
       and a purchase of Shares may be made in pursuance
       of such contract




--------------------------------------------------------------------------------------------------------------------------
 PEAB AB FORMERLY TREB TRE BYGGARE HOLDING AB, FORSLOV                                       Agenda Number:  701740854
--------------------------------------------------------------------------------------------------------------------------
        Security:  W9624E101
    Meeting Type:  OGM
    Meeting Date:  10-Nov-2008
          Ticker:
            ISIN:  SE0000106205
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the EGM                                        Mgmt          For                            For

2.     Elect Mr. Goran Grosskopf as a Chairman of the            Mgmt          For                            For
       meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the Agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 minute-checkers                              Mgmt          For                            For

6.     Approve the Corroboration that the Meeting has            Mgmt          For                            For
       been duly convened

7.a    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve to make a public offer to shareholders
       and convertible owners of Peab Industri AB
       [publ] [Peab Industri] to acquire all the shares
       and convertibles in Peab Industri [Offer],
       as specified

7.b    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve, in order to fulfill the Offer, a new
       issue of, at the most, 14,708,553 A shares
       and, at the most, 113,173,269 B shares, each
       share having a par value of SEK 5.35, as specified

8.     Other matters                                             Non-Voting    No vote

9.     Closure of the Meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PEAB AB, FORSLOV                                                                            Agenda Number:  701909597
--------------------------------------------------------------------------------------------------------------------------
        Security:  W9624E101
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  SE0000106205
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN         Non-Voting    No vote
       ACCEPT ABSTAIN AS A VALID VOTE OPTION. THANK
       YOU

1.     Opening of the AGM                                        Non-Voting    No vote

2.     Election of Mr. Goran Grosskopf as the Chairman           Non-Voting    No vote
       of the AGM

3.     Approval of the voting list                               Non-Voting    No vote

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election of 2 minute-checkers                             Non-Voting    No vote

6.     Corroboration that the meeting has been duly              Non-Voting    No vote
       convened

7.     Receive the Chief Executive Officer's report              Non-Voting    No vote

8.     Receive the annual accounts and the Auditor's             Non-Voting    No vote
       report, the consolidated financial statements
       and the consolidated Auditor's report

9.     Adopt the income statement, and balance sheet             Mgmt          For                            For
       as well as the consolidated income statement
       and the consolidated balance sheet

10.    Approve a dividend of SEK 2.25 per share for              Mgmt          For                            For
       the FY of 2008 and 19 MAY 2009 as the record
       date for the payment of dividends; if the AGM
       approves the Board of Directors proposal it
       is estimated that Euroclear Sweden will distribute
       this dividend on 25 MAY 2009

11.    Grant discharge to the Board Members and the              Mgmt          For                            For
       Chief Executive Officer

12.    Adopt the number of Board Members at 6                    Mgmt          For                            For

13.    Approve that the remuneration to the Chairman             Mgmt          For                            For
       is SEK 400,000 and to each Board Member not
       employed in the Company SEK 150,000; the remuneration
       to each Member of the Remuneration Committee
       and Finance Committee not employed in the Company
       is SEK 25,000 [unchanged]; the total remuneration
       to Board Members is SEK 1,250,000[1,100,000];
       and that the Auditor's fees shall continue
       to be those presented in an approved statement
       of accounts

14.    Re-elect Ms. Annette Brodin Rampe and Messrs.             Mgmt          For                            For
       Karl-Axel Granlund, Goran Grosskopf, Mats Paulsson,
       Svante Paulsson and Lars Skold as the Members
       of the Board of Directors; elect Mr. Fredrik
       Paulsson as a new Member of the Board of Directors
       and re-elect Mr. Goran Grosskopf as the Chairman
       of the Board

15.    Re-elect Messrs. Alf Svensson, KPMG as the Auditor        Mgmt          For                            For
       and Mr. Dan Kjellqvist, KPMG  as the Deputy
       Auditor and elect Mr. Thomas Thiel, KPMG, as
       the Auditor and Mr. David Olow as the Deputy
       Auditor; and this proposal entails the increase
       of the number of Auditors to 2 and Deputy Auditors
       to 2

16.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           For                            Against
       re-elect Messrs. Malte Akerstrom, Leif Franzon,
       Erik Paulsson and Goran Grosskopf as the Members
       of the Nomination Committee and Mr. Malte Akerstrom
       is nominated as the Chairman

17.    Amend Section 4, paragraph 1 and Section 7,               Mgmt          For                            For
       paragraph 2 of the Articles of Association
       of the Company as specified

18.    Authorize the Board, on 1 or more occasions,              Mgmt          For                            For
       until the next AGM, to decide to issue B shares
       corresponding to a maximum of 10% of the registered
       share capital at the time of authorization,
       with or without preferential rights for current
       shareholders

19.    Authorize the Board to until the next AGM, decide         Mgmt          For                            For
       to, on the NASDAQ OMX Stockholm or through
       an offer to buy directed to all shareholders,
       or to shareholders holding a certain class
       of shares, buy back at the most as many shares
       so that after the acquisition the Company's
       holding of own shares corresponds to 10% of
       the all shares in the Company; the shares may
       be bought on NASDAQ OMX Stockholm at a price
       within the registered price interval on each
       occasion or, when acquired through an offer
       to buy for a cash compensation, at a price
       corresponding to the lowest market price at
       the time of the offer with a maximum deviation
       of 30% upwards; to decide, on NASDAQ OMX Stockholm
       or in connection with for example an acquisition,
       and with or without a deviation from shareholders'
       preferential rights, to divest a maximum of
       all own shares held by the Company on NASDAQ
       OMX Stockholm, at a price within the registered
       price interval on each occasion, or, if divested
       in some other manner, at a price corresponding
       to the market price of the shares at the time
       of the transfer with any deviation the Board
       considers appropriate to improve the Company's
       capital structure

20.    Adopt the guidelines for the remuneration to              Mgmt          For                            For
       the Senior Officers

21.    Other matters                                             Non-Voting    No vote

22.    Closure of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PENTA-OCEAN CONSTRUCTION CO.,LTD.                                                           Agenda Number:  701998051
--------------------------------------------------------------------------------------------------------------------------
        Security:  J63653109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3309000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Expand Business Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PERMASTEELISA SPA, VITTORIO VENETO                                                          Agenda Number:  701907973
--------------------------------------------------------------------------------------------------------------------------
        Security:  T7503R106
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  IT0001341111
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2008,           Mgmt          No vote
       the Board of Directors, the Auditors and the
       Audit firm report, any adjournment thereof,
       consolidated financial statement at 31 DEC
       2008 and reports

       PLEASE NOTE THAT ALTHOUGH THERE ARE TWO CANDIDATE         Non-Voting    No vote
       SLEDS TO BE ELECTED AS DIRECTORS, THERE IS
       ONLY ONE VACANCY AVAILABLE TO BE FILLED AT
       THE MEETING. THE STANDING INSTRUCTIONS FOR
       THIS MEETING WILL BE DISABLED AND, IF YOU CHOOSE,
       YOU ARE REQUIRED TO VOTE FOR ONLY ONE OF THE
       TWO DIRECTOR SLEDS. THANK YOU.

2.1    Slate of candidates for the appointment as Directors      Shr           No vote
       presented by: International Architecture S.A.
       To view the complete list please visit the
       below URL: https://materials.proxyvote.com/Approved/99999Z/19840101/INFST_38858.pdf

2.2    Slate of candidates for the appointment as Directors      Shr           No vote
       presented by: D.I.T.D. Holding S.A.  To view
       the complete list please visit the below URL:
       https://materials.proxyvote.com/Approved/99999Z/19840101/INFST_38867.pdf




--------------------------------------------------------------------------------------------------------------------------
 PERPETUAL LTD, SYDNEY NSW                                                                   Agenda Number:  701710217
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q9239H108
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2008
          Ticker:
            ISIN:  AU000000PPT9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Ms. Meredith Brooks as a Director                   Mgmt          For                            For

2.     Elect Mr. Peter Scott as a Director                       Mgmt          For                            For

3.     Elect Mr. Philip Twyman as a Director                     Mgmt          For                            For

4.     Elect Mr. Alexander Stevens as a Director                 Mgmt          For                            For

5.     Approve the remuneration report for the FYE               Mgmt          For                            For
       30 JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 PESCANOVA SA, PONTEVEDRA                                                                    Agenda Number:  701862597
--------------------------------------------------------------------------------------------------------------------------
        Security:  E8013L130
    Meeting Type:  OGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  ES0169350016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       25 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and Management report         Mgmt          For                            For
       2008

2.     Approve the distribution of results                       Mgmt          For                            For

3.     Re-elect or appoint the Auditor                           Mgmt          For                            For

4.     Authorize the Board to acquire own shares and             Mgmt          For                            For
       to distribute them

5.     Authorize the Board  to issue Non- Convertible            Mgmt          For                            For
       fixed income securities

6.     Authorize the Board to issue convertible fixed            Mgmt          For                            For
       income securities and consequently increase
       capital

7.     Authorize the Board to increase capital with              Mgmt          For                            For
       in legal limit

8.     Approve to present the annual report                      Mgmt          For                            For

9.     Authorize the Board to execute the resolutions            Mgmt          For                            For
       of the meeting and deposit accounts in the
       trade register

10.    Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PETER HAMBRO MINING PLC, LONDON                                                             Agenda Number:  701981602
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5555S109
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  GB0031544546
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors thereon

2.     Approve the Directors' remuneration report                Mgmt          Against                        Against

3.     Appoint Deloitte LLP as the Auditors and authorize        Mgmt          Against                        Against
       the Directors to fix their remuneration

4.     Re-elect Sir Malcolm Field as a Director of               Mgmt          For                            For
       the Company

5.     Re-elect Sir Roderic Lyne as a Director of the            Mgmt          For                            For
       Company

6.     Re-elect Mr. Brian Egan as a Director of the              Mgmt          For                            For
       Company

7.     Re-elect Mr. Peter Hambro as a Director of the            Mgmt          For                            For
       Company

8.     Re-elect Mr. Peter Hill Wood as a Director of             Mgmt          For                            For
       the Company

9.     Authorize the Directors to allot shares                   Mgmt          For                            For

S.10   Approve to disapply statutory pre-emption rights          Mgmt          For                            For

S.11   Authorize the Company to purchase shares                  Mgmt          For                            For

12.    Approve the Company's Long Term Incentive Plan            Mgmt          For                            For

S.13   Adopt new Articles of Association                         Mgmt          For                            For

S.14   Approve a resolution to allow General meetings            Mgmt          Against                        Against
       to be called on not less than 14 days' notice




--------------------------------------------------------------------------------------------------------------------------
 PETROFAC LTD, ST HELIER                                                                     Agenda Number:  701905715
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7052T101
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  GB00B0H2K534
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report and accounts                           Mgmt          For                            For

2.     Approve the final dividend                                Mgmt          For                            For

3.     Approve the Directors remuneration report                 Mgmt          For                            For

4.     Re-appoint M. Kjell Almskog as a Director                 Mgmt          For                            For

5.     Re-appoint Mr. Maroun Semaan as a Director                Mgmt          For                            For

6.     Re-appoint Mr. Amjad Bseisu as a Director                 Mgmt          For                            For

7.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For

8.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

9.     Authorize the Directors to allot shares                   Mgmt          For                            For

S.10   Approve to renew the Directors authority to               Mgmt          For                            For
       allot shares without rights of pre-emption

S.11   Authorize the Company to purchase and hold its            Mgmt          For                            For
       own shares




--------------------------------------------------------------------------------------------------------------------------
 PETROLEUM GEO-SVCS ASA NEW                                                                  Agenda Number:  701909650
--------------------------------------------------------------------------------------------------------------------------
        Security:  R69628114
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  NO0010199151
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve to designate the Inspector[s] of minutes          Mgmt          No Action
       of the meeting

2.     Approve the financial statements and the statutory        Mgmt          No Action
       reports

3.     Approve the remuneration of the Auditors                  Mgmt          No Action

4.1    Elect Mr. Francis Robert Gugen as Chairman                Mgmt          No Action

4.2    Elect Mr. Harald Norvik as a Deputy-Chairman              Mgmt          No Action

4.3    Re-elect Mr. Wenche Kjoelaas as a Director                Mgmt          No Action

4.4    Re-elect Mr. Daniel Piette as a Director                  Mgmt          No Action

4.5    Re-elect Mr. Holly van Deursen as a Director              Mgmt          No Action

4.6    Elect Mr. Anette Malm Justad as a Director                Mgmt          No Action

5.1    Re-elect Mr. Roger O'Neil as a Member of Nominating       Mgmt          No Action
       Committee

5.2    Re-elect Mr. C. Maury Devine as a Member of               Mgmt          No Action
       Nominating Committee

5.3    Re-elect Mr. Hanne Harlem as a Member of Nominating       Mgmt          No Action
       Committee

5.4    Amend the Nominating Committee Mandate and Charter        Mgmt          No Action

6.1    Approve the remuneration of the Directors and             Mgmt          No Action
       the Members of Nominating Committee for 2008

6.2    Approve the remuneration principles of Directors          Mgmt          No Action
       for 2009

6.3    Approve the remuneration principles of Nominating         Mgmt          No Action
       Committee for 2009

7.     Approve the Remuneration Policy and other terms           Mgmt          No Action
       of employment for the Executive Management

8.     Grant authority for Share Repurchase Program              Mgmt          No Action
       and reissuance of repurchased shares

9.     Approve the Stock Option Plan                             Mgmt          No Action

10.1   Approve the creation of NOK 54 million pool               Mgmt          No Action
       of capital without preemptive rights

10.2   Approve the creation of NOK 15 million pool               Mgmt          No Action
       of capital for Option Plans

11.    Grant authority to issue convertible bonds without        Mgmt          No Action
       preemptive rights up to an aggregate nominal
       amount of NOK 3.5 billion and the creation
       of NOK 54 million pool of capital to guarantee
       conversion rights

12.    Approve the Director Indemnification                      Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 PFLEIDERER AG, NEUMARKT                                                                     Agenda Number:  701957726
--------------------------------------------------------------------------------------------------------------------------
        Security:  D60638133
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  DE0006764749
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements, the Group annual report, and the
       reports pursuant to Sections 289[4] and 315[4]
       of the German Commercial Code

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 27,190,814.74 as follows: EUR
       27,190,814.74 shall be carried forward

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the Company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at a price not differing more than
       10% from the market price of the shares, on
       or before 10 DEC 2010, the Board of Managing
       Directors shall be authorized to use the shares
       for all legally permissible purposes, especially
       to dispose of the shares in a manner other
       than the Stock Exchange or an offer to all
       shareholders if the shares are sold or floated
       on Foreign Stock Exchanges at a price not materially
       below their market price, to use the shares
       for acquisition purposes, within the scope
       of the Company's Stock Option Plans or for
       satisfying conversion or option rights, and
       to retire the shares

6.     Approval of the Control and Profit Transfer               Mgmt          For                            For
       Agreement with the Company's wholly-owned subsidiary,
       Pleiderer Holzwerkstoffe GmbH, effective retroactively
       from 01 JAN 2009, until at least 31 DEC 2014

7.     Resolution on the authorization to issue convertible      Mgmt          For                            For
       and/or warrant Bonds, the creation of contingent
       capital, and the correspondent amendment to
       the Articles of Association, the existing authorization
       approved by the shareholders meeting of 19
       JUN 2007, to issue bonds and to create the
       correspondent contingent capital shall be revoked,
       the Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to issue bearer or registered Bonds of up to
       EUR 200,000,000, conferring convertible and/or
       option rights for shares of the Company, on
       or before 22 JUN 2014, Shareholders shall be
       granted subscription rights except for the
       issue of Bonds conferring convertible and/or
       option rights for shares of the Company of
       up to 10% of the share capital at a price not
       materially below their theoretical market value,
       for residual amounts and in order to grant
       such rights to holders of convertible or option
       rights, the Company's share capital shall be
       increased accordingly by up to EUR 54,605,926.40
       through the issue of up to 21,330,440 new registered
       no-par shares, insofar as convertible and/or
       option rights are exercised [contingent capital
       I]

8.     Amendment to Section 18[2] in respect of shares           Mgmt          Against                        Against
       not being entered in the share registry three
       days prior to the shareholders meeting

9.     Amendment to Section 21[1]3 in respect of shareholders    Mgmt          For                            For
       being able to participate in shareholders meetings
       by electronic means of communication

10.    Appointment of Auditors for the 2009 FY and               Mgmt          For                            For
       the review of the interim half-year financial
       statements: KPMG AG, Berlin and Frankfurt




--------------------------------------------------------------------------------------------------------------------------
 PIAGGIO & C. SPA, PONTEDERA                                                                 Agenda Number:  701836047
--------------------------------------------------------------------------------------------------------------------------
        Security:  T74237107
    Meeting Type:  OGM
    Meeting Date:  14-Apr-2009
          Ticker:
            ISIN:  IT0003073266
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       16 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       the Board of Directors report and destination
       of profits, the Board of Auditors report and
       the Independent Auditors, any adjournment there
       of, consolidated financial statement and report

2.     Approve the appointment and emoluments of the             Mgmt          No Action
       Board of Directors, any adjournment there of

3.     Approve the appointment and emoluments of the             Mgmt          No Action
       Board of Auditors, any adjournment there of

4.     Authorize to buy back, cancellation of the resolution     Mgmt          No Action
       of OGM held on 24 JUN 2008, any adjournment
       thereof

5.     Amend the appointment of the Independent Auditors         Mgmt          No Action
       for 2008/2011, any adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 PIERRE ET VACANCES, PARIS                                                                   Agenda Number:  701795796
--------------------------------------------------------------------------------------------------------------------------
        Security:  F4447W106
    Meeting Type:  EGM
    Meeting Date:  12-Feb-2009
          Ticker:
            ISIN:  FR0000073041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX MEETING.THANK             Non-Voting    No vote
       YOU

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

o.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE 2008, as presented accordingly,
       grant permanent discharge to the Directors
       for the performance of their duties during
       the said FY

o.2    Approve that the income for the FY be appropriated        Mgmt          For                            For
       as follows: earnings for the FY: EUR 19,164,798.96
       retained earnings: EUR 461,402,070.58 distributable
       income: EUR 480,566,869.53 dividends EUR 23,
       812,895.70 retained earnings: EUR 456,753,973.83
       the shareholders will receive a net dividend
       of EUR 2.70 per share and will entitle to the
       40% deduction provided by the French Tax Code;
       this dividend will be paid on 12 MAR 2009 in
       the event that the Company holds some of its
       own shares on such date the amount of the unpaid
       dividend on such shares shall be allocated
       to the retained earnings account as required
       by law

o.3    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the FY in the form
       presented to the meeting

o.4    Approve to award total annual fees of EUR 180,000.00      Mgmt          For                            For
       to the Directors

o.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Articles L.225-38 of
       the French Commercial Code, approve said report
       and the agreements referred to therein

o.6    Ratify the Appointment Mr. Andries Arij Oli               Mgmt          For                            For
       Jsalager as a Director to replace Mr. Eric
       Debry for the remainder of Mr.Eric Debry's
       term office .ie. until the shareholders meeting
       called to approve the financial statements
       for the FY 2009

o.7    Ratify the Appointment Mr. Delphine Bremond               Mgmt          For                            For
       as a Director to replace Mr. Michel Dupont
       for the remainder of Mr. Michel Dupont's term
       office .ie. until the shareholders meeting
       called to approve the financial statements
       for the FY 2009

o.8    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 80.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 58,770,160.00; [Authority expires at the
       end of 18 months]; to take all necessary measures
       and accomplish all necessary formalities; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 14 FEB 2008

E.9    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by cancelling all or part
       of the shares held by the Company in connection
       with the Stock Repurchase Plan up to a maximum
       of 10% of the capital; [Authority expires at
       the end of 18 months period]; to take all necessary
       measures and accomplish all necessary formalities;
       this authorization cancels and replaces the
       previous authorization granted by the shareholders'
       meeting of 14 FEB 2008

E.10   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       44,000,000.00, by issuance, with the shareholders'
       preferred subscription rights maintained, of
       shares in the Company as well as any other
       securities giving access to the Company capital;
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 400,000,000.00;
       [Authority expires at the end of 26 months];
       the shareholders meeting delegates to the Board
       of Directors all powers to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one tenth of
       the new capital after each increase the shareholders
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 14 FEB 2008

E.11   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       44,000,000.00, by issuance, with waiver subscription
       of the subscription rights of shares in the
       Company and or debt securities which may be
       issued shall not exceed EUR 400,000,000.00;
       [Authority expires at the end of 26 months];
       to take all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 14
       FEB 2008

E.12   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued in the
       event of a capital increase with or with out
       preferential subscription right of shareholders
       at the same price as the initial issue with
       in 30 days of the closing of the subscription
       period and up to a maximum of 15 % of the initial
       issue [Authority expires at the end of 26 months];
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 14 FEB 2008

E.13   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital up to 10 % of the share capital
       by way of issuing shares of securities giving
       access to the capital in consideration for
       the contribution for the contribution in kind
       granted to the Company and comprised of capital
       securities giving access to share capital [Authority
       expires at the end of 26 months] to take all
       necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 14 FEB 2008

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favor of employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan; [Authority
       expires at the end of 26 months] and for a
       nominal amount that shall not exceed EUR 850,000.00;
       to cancel the shareholders' preferential subscription
       rights in favor of beneficiaries; to take all
       necessary measures and accomplish all necessary
       formalities

E.15   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, to beneficiaries to
       be chosen by it, options giving the right either
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 100,000; [Authority
       expires at the end of 38 months]; to take all
       necessary measures and accomplish all necessary
       formalities

E.16   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favor of the employees or the Corporate
       Officers of the Company and related Companies;
       they may not represent more than 3% of the
       share capital; [Authority expires at the end
       of 38 months]; to take all necessary measures
       and accomplish all necessary formalities

E.17   Authorize the Board of Directors to proceed,              Mgmt          Against                        Against
       in 1 or more issues, with the issuance of warrants;
       to issue warrants by a maximum amount of EUR
       25,000,000.00, to waive the preferential subscription
       rights of the shareholders to the warrants
       to the profit of any person corresponding to
       the specification given by the Board of Directors;
       to take all necessary measures and accomplish
       all necessary formalities

E.18   Authorize the Board of Directors to proceed,              Mgmt          Against                        Against
       in 1 or more issues, with the issuance of bonds
       redeemable in shares for an amount EUR 120,000,000.00,
       to increase the capital by maximum nominal
       value of EUR 25,000,000.00, to waive the preferential
       subscription rights of the shareholders to
       the bonds redeemable in shares to the profit
       of any person corresponding to the specification
       given by the Board of Directors; to take all
       necessary measures and accomplish all necessary
       formalities

E.19   Authorize the Board of Directors, to determine            Mgmt          For                            For
       the beneficiaries of the warrants in favour
       of any person corresponding to the specification
       given by the Board of Directors; to take all
       necessary measures and accomplish all necessary
       formalities

E.20   Amend the Article number 10 of the By-Laws                Mgmt          For                            For

E.21   Amend the Article number 16 of the By-Laws                Mgmt          For                            For

E.22   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN AMOUNTS IN RES. 2. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PIRELLI & C.REAL ESTATE SPA, MILANO                                                         Agenda Number:  701851140
--------------------------------------------------------------------------------------------------------------------------
        Security:  T7630K107
    Meeting Type:  MIX
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  IT0003270615
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 APRIL 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the balance sheet as of 31 DEC 2008               Mgmt          No Action
       related and consequential resolutions

O.2    Appoint 1 Director, related and consequential             Mgmt          No Action
       resolutions

O.3    Approve the proposal to purchase and procedures           Mgmt          No Action
       to dispose of own shares, related and consequential
       resolutions, granting powers

E.1    Approve to increase the corporate capital in              Mgmt          No Action
       more tranches versus payment to be offered
       in option to shareholders as per Article 2441
       of the Italian Civil Code through issuance
       of ordinary shares for a maximum amount of
       EUR 400,000,000 inclusive of possible issue
       premium, consequential amendment of Article
       5 [Corporate Capital] of the Company's bylaws




--------------------------------------------------------------------------------------------------------------------------
 PLASTIC OMNIUM, LEVALLOIS PERRET                                                            Agenda Number:  701860911
--------------------------------------------------------------------------------------------------------------------------
        Security:  F73325106
    Meeting Type:  MIX
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  FR0000124570
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, approves the Company's financial
       statements for the YE 31 DEC 2008

O.2    Approve the earnings for the FY : EUR 17,829,522.00       Mgmt          For                            For
       retained earnings: EUR 140,642,723.00 decides
       to allocated an amount of: EUR 158,472,245.00,
       as follows: dividends: EUR 6,351,378.00 retained
       earnings: EUR 152,120,867.00 the shareholders
       will receive a net dividend of EUR 0.35 per
       share, and will entitle to the 40% deduction
       provided by the French Tax Code, this dividend
       will be paid on 12 MAY 2009, in the event that
       the Company holds some of its own shares on
       such date, the amount of the unpaid dividend
       on such shares shall be allocated to the retained
       earnings account, as required by law, it is
       reminded that, for the last 3 financial years,
       the dividends paid, were as follow EUR 0.60
       for FY 2005 EUR 0.66 for FY 2006 EUR 0.70 for
       FY 2007

O.3    Receive the Special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article l.225-38 of
       the French Commercial Code, approves said report
       and the agreements referred to therein

O.4    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, approves the consolidated
       financial statements for the said FY, in the
       form presented to the meeting showing a loss
       for the FY of EUR 63,219,000.00

O.5    Grant discharge to the Directors for the performance      Mgmt          Abstain                        Against
       of their duties during the said FY

O.6    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 35.00, maximum number of
       shares to be acquired: 10% of the share capital
       i.e. 1,814,680 shares, maximum funds invested
       in the share buybacks: EUR 63,513,800.00. [Authority
       expires at the end of 18 month period], and
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities

O.7    Appoint Mr. Bernd Gottschalk  as a Director               Mgmt          For                            For
       for a 3-year period

O.8    Appoint Mr. Laurent Burelle as a Director for             Mgmt          Against                        Against
       a 3-year period

O.9    Appoint Mr. Paul Henry Lemarie as a Director              Mgmt          Against                        Against
       for a 3-year period

O.10   Appoint Mr. Jean Burelle as a Director for a              Mgmt          Against                        Against
       3-year period

O.11   Approve to renew the appointment of the Company           Mgmt          Against                        Against
       Burelle SA, represented by Mr. Eliane Lemarie
       as Director for a 3-year period

O.12   Appoint Mr. Laurence Danon as a Director for              Mgmt          For                            For
       a 3-year period

O.13   Appoint Mr. Jean-Pierre Ergas as a Director               Mgmt          Against                        Against
       for a 3-year period

O.14   Appoint Mr. Jerome Gallot as a Director for               Mgmt          For                            For
       a 3-year period

O.15   Appoint Mr. Francis Gavois as a Director for              Mgmt          For                            For
       a 3-year period

O.16   Appoint Mr. Alain Merieux as a Director for               Mgmt          Against                        Against
       a 3-year period

O.17   Appoint Mr. Thierry De La Tour D'artaise as               Mgmt          For                            For
       a Director for a 3-year period

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, by issuance of shares
       to be subscribed in cash, in favor of employees
       and former employees of the Company, who are
       Members of a Company Savings Plan, [Authority
       expires at the end of 26 month period], and
       for a nominal amount that shall not exceed
       EUR 272,202.00 and authorize the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.19   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       one or more transactions, in favor of employees
       or some of them and corporate officers of the
       Company and related Companies, options giving
       the right to purchase existing shares purchased
       by the Company, it being provided that the
       options shall not give rights to a total number
       of shares, which shall exceed 400,000, [Authority
       expires at the end of 38 month period]; and
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities

E.20   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 PLENUS CO.,LTD.                                                                             Agenda Number:  701951217
--------------------------------------------------------------------------------------------------------------------------
        Security:  J63933105
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3833700002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions, Allow Board to
       Make Rules   Governing Exercise of Shareholders'
       Rights, Change Company's Location to      Fukuoka,
       Allow Use of Treasury Shares for Odd-Lot Purchases

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 POCKET CARD CO.,LTD.                                                                        Agenda Number:  701951041
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6393A109
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3860260003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 POYRY OYJ                                                                                   Agenda Number:  701821870
--------------------------------------------------------------------------------------------------------------------------
        Security:  X4032L101
    Meeting Type:  AGM
    Meeting Date:  10-Mar-2009
          Ticker:
            ISIN:  FI0009006696
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to scrutinize the minutes             Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Presentation of the annual accounts, the report           Non-Voting    No vote
       of the Board of Directors and the Auditor's
       report for the year 2008 review by the President
       and CEO

7.     Adopt the accounts                                        Mgmt          Abstain                        Against

8.     Approve the actions on profit or loss, the Board's        Mgmt          For                            For
       proposes to pay a dividend of EUR 0.65 per
       share

9.     Grant discharge from liability                            Mgmt          Abstain                        Against

10.    Approve the remuneration of Board Members                 Mgmt          For                            For

11.    Approve the number of Board Members                       Mgmt          For                            For

12.    Re-elect Messrs. H. Ehrnrooth, H. Lehtonen,               Mgmt          For                            For
       P. Ala-Pietila, A. Fries, H. Piehl and K. De
       Segundo. M. Obermayer as Board Members

13.    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

14.    Elect the Auditor(s)                                      Mgmt          For                            For

15.    Amend Articles of Association                             Mgmt          For                            For

16.    Authorize the Board to decide on acquiring Company's      Mgmt          For                            For
       own shares

17.    Approve the lower legal reserve and share premium         Mgmt          For                            For
       reserve by transferring funds in reserves into
       reserve for invested unrestricted equity

18.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PRAKTIKER BAU- UND HEIMWERKERMAERKTE HOLDING AG, KIRKEL                                     Agenda Number:  701891473
--------------------------------------------------------------------------------------------------------------------------
        Security:  D6174B108
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  DE000A0F6MD5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 06 MAY 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report as well
       as the report by the Board of Managing Directors
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code and the proposal on
       the appropriation of the distributable profit

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 17,039,155.27 as follows: payment
       of a dividend of EUR 0.10 per no-par share
       EUR 11,000,000 shall be allocated to the other
       revenue reserves EUR 239,155.27 shall be carried
       forward, ex-dividend and payable date: 28 MAY
       2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2009 FY and               Mgmt          For                            For
       the review of the interim half-year financial
       statements: PricewaterhouseCoopers AG, Frankfurt

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to EUR 5,800,000, at a price
       differing neither more than 10% from the market
       price of the shares if they are acquired through
       the Stock Exchange, nor more than 20% if they
       are acquired by way of a repurchase offer,
       on or before 26 NOV 2010, the Board of Managing
       Directors shall be authorized to dispose of
       the shares in a manner other than the Stock
       Exchange or an offer to all shareholders if
       the shares are sold at a price not materially
       below their market price, to use the shares
       in connection with Mergers and acquisitions
       or for satisfying conversion rights, and to
       retire the shares

7.     Authorization to use derivatives for the acquisition      Mgmt          For                            For
       of own shares as per item 6




--------------------------------------------------------------------------------------------------------------------------
 PREMIER FARNELL PLC, LONDON                                                                 Agenda Number:  701949820
--------------------------------------------------------------------------------------------------------------------------
        Security:  G33292106
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  GB0003318416
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report, audited accounts           Mgmt          For                            For
       and the Auditors' report

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final dividend of 5.2 pence  per ordinary       Mgmt          For                            For
       share

4.     Re-elect Mr. Harriet Green as a Director                  Mgmt          For                            For

5.     Re-elect Mr. William Korb as a Director                   Mgmt          For                            For

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors

7.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of PricewaterhouseCoopers LLP as the Auditors

8.     Authorize the Directors to allot shares                   Mgmt          Against                        Against

9.     Authorize the Company to make political donations         Mgmt          For                            For

s.10   Authorize the Directors to allot shares for               Mgmt          For                            For
       cash

s.11   Authorize the Company to purchase its own ordinary        Mgmt          For                            For
       shares

s.12   Authorize the Company to purchase its own preference      Mgmt          For                            For
       shares

s.13   Approve to allow the Company to hold meetings             Mgmt          Against                        Against
       on not less than 14 days' notice

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AMOUNT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PREMIER FOODS PLC, ST ALBANS                                                                Agenda Number:  701838471
--------------------------------------------------------------------------------------------------------------------------
        Security:  G72186102
    Meeting Type:  OGM
    Meeting Date:  23-Mar-2009
          Ticker:
            ISIN:  GB00B01QLV45
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, subject to the Placing Agreement having          Mgmt          For                            For
       become unconditional in all respects save for
       any condition relating to admission having
       occurred as specified; the authorized share
       capital of the Company be increased from GBP
       15,000,000.00 to GBP 35,000,000.00 by the creation
       of 2,000,000,000 additional ordinary shares
       of 1 pence each; authorize the Directors under
       Section 80 of the Companies Act 1985 [the Act],
       in substitution for any existing authority,
       to allot relevant securities [as specified
       in the Act] up to an aggregate nominal amount
       of GBP 23,447,639; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       in 2010 or 15 months]; and the Directors may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry; authorize
       the Directors under Section 95 of the Act,
       in substitution for any existing authority,
       to allot equity securities [as specified] for
       cash pursuant to the authority conferred by
       Paragraph (b) of this resolution and to sell
       relevant shares [as defined in Section 94 of
       the Act] held by the Company as treasury shares
       [as defined in Section 162A of the Act], disapplying
       the statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities: in connection
       with a rights issue, open offer or any other
       pre-emptive offer in favor of ordinary shareholders;
       b) up to an aggregate nominal value of GBP
       6,175,618; [Authority expires the earlier of
       the earlier of the conclusion of the next AGM
       of the Company in 2010 or 15months]; and the
       Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry




--------------------------------------------------------------------------------------------------------------------------
 PREMIER OIL PLC, LONDON                                                                     Agenda Number:  701886523
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7216B145
    Meeting Type:  EGM
    Meeting Date:  20-Apr-2009
          Ticker:
            ISIN:  GB0033560011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition by the Company of Oilexco         Mgmt          For                            For
       North Sea Limited [in administration], or the
       acquisition of its principal assets

2.     Authorize the Directors to allot relevant securities      Mgmt          For                            For
       pursuant to Section 80 of the Companies Act
       1985

S.3    Authorize the Directors to allot equity securities        Mgmt          For                            For
       pursuant to Section 95 of the Companies Act
       1985




--------------------------------------------------------------------------------------------------------------------------
 PREMIER OIL PLC, LONDON                                                                     Agenda Number:  701923903
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7216B145
    Meeting Type:  AGM
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  GB0033560011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report of the Directors             Mgmt          For                            For
       and the financial statements of the Premier
       Oil Plc for the YE 31 DEC 2008 together with
       the Auditors' report thereon

2.     Approve the remuneration report of the Company            Mgmt          For                            For
       for the YE 31 DEC 2008

3.     Elect Mr. A.G. Lodge as a Director of the Company,        Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

4.     Re-elect Sir. David John as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Combined Code of Corporate Governance

5.     Re-elect Mr. J.R.W. Orange as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       the Combined Code of Corporate Governance

6.     Re-elect Mr. N. Hawkings as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Articles of Association

7.     Re-appoint Deloitte LLP as the Auditors of the            Mgmt          Against                        Against
       Company until the conclusion of the next general
       meeting before which accounts are laid and
       authorize the Directors to fix their remuneration
       for 2009

8.     Authorize the Directors, in substitution for              Mgmt          Against                        Against
       any existing authority, to allot relevant securities
       [Section 80 of the Companies Act 1985] [the
       Act] up to an aggregate nominal amount of GBP
       19,108,100; and b) comprising equity securities
       [as specified in the Act] up to a nominal amount
       of GBP 38,216,250 [including within such limit
       any relevant securities allotted under part
       a) above) in connection with an offer by way
       of a rights issue i) to Ordinary shareholders
       in proportion [as nearly as may be practicable]
       to their existing holdings; and ii) to holders
       of other equity securities as required by the
       rights of those securities or as the Directors
       otherwise consider necessary; [Authority expires
       at the conclusion of the next AGM of the Company];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

9.     Approve the rules of the Premier Oil plc 2009             Mgmt          For                            For
       Long Term Plan [the Plan] as criteria specified
       and authorize the Directors to: a) do all such
       acts and things as they may consider appropriate
       to implement the Plan; and b) establish further
       Plans based on the Plan but modified to take
       account of Local Tax, Exchange Control or Securities
       Laws in Overseas Territories, provided that
       the limits on individual or overall participation
       in the Plan apply in respect of participation
       in and the operation of any such further Plan

10.    Approve the rules of the Premier Oil plc Savings          Mgmt          For                            For
       Related Share Option Scheme 2009 [the Scheme]
       as criteria specified and authorize the Directors
       to: a) do all such acts and things necessary
       to operate the Scheme; and b) make such modification
       to the Scheme as they may consider necessary
       to obtain the approval of the Relevant Tax
       authorities or to take account of the requirements
       of the Financial Services Authority and best
       practice and adopt the Scheme as so modified

S.11   Authorize the calling of general meetings of              Mgmt          Against                        Against
       the Company [not being an AGM] by notice of
       at least 14 clear days; [Authority expires
       at the conclusion of the next AGM of the Company]

S.12   Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority, pursuant to Section
       95 of the Act, to allot equity securities [Section
       94 of the Act] for cash under the authority
       conferred by Resolution 8 and/or where such
       allotment constitutes an allotment of equity
       securities by virtue of Section 94[3A] of the
       Act, disapplying the statutory pre-emption
       rights [as if Sub-Section [1] of Section 89
       of the Act], provided that this power is limited
       to the allotment of equity securities: a) in
       connection with a rights issue, open offer
       or other pre-emptive offers in favor of ordinary
       shareholders [excluding any shareholder holding
       shares as treasury shares] in proportion to
       their respective holdings of ordinary shares,
       but subject to such exclusions or other arrangements
       as the Directors may deem necessary or expedient
       in respect of fractions or legal or practical
       problems in any jurisdiction; b) up to an aggregate
       nominal amount of GBP 2,866,220; [Authority
       expires at the conclusion of the next AGM of
       the Company]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.13   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163[3] of the Act] of up to 17,197,320
       ordinary shares of 50p each and not to pay
       less for each share than the nominal value
       of such share and up to 5% over the average
       of the closing mid market price of the ordinary
       shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days and stipulated by Article 5[1] of the
       Buy-back and Stabilization Regulation, Commission
       [EC] of 22 DEC 2003; [Authority expires at
       the AGM of the Company to be held in 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 PREMIERE AG, MUENCHEN                                                                       Agenda Number:  701801020
--------------------------------------------------------------------------------------------------------------------------
        Security:  D61744104
    Meeting Type:  EGM
    Meeting Date:  26-Feb-2009
          Ticker:
            ISIN:  DE000PREM111
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the restructuring and refinancing         Non-Voting    No vote
       concept including the substitution of existing
       credit lines by new credit lines of up to EUR
       525,000,000 and a Capital increase raised by
       new issues of EUR 450,000,000 within the scope
       of two Capital increases

2.     Resolution on a capital increase against payment          Mgmt          For                            For
       in cash and the corresponding amendment to
       the Articles of Association; a) the Company's
       share capital shall be increase by up to EUR
       411,559,129 to up to EUR 534,242,765,through
       the issue of new registered no-par shares against
       payment in cash; shareholders shall be granted
       subscription rights at a ratio corresponding
       with the ratio of the volume of existing shares
       to that of newly issued shares; b) the Board
       of Managing Directors shall be authorized with
       the consent of the Supervisory Board, to determine
       further details regarding the capital increase
       and its implementation; c) the resolution on
       the increase of the Company's share capital
       shall become void if the implementation of
       the capital increase is not entered into the
       commercial register by 26 AUG 2009; d) the
       Supervisory Board shall be authorized to amend
       section 4(1) and 4(2) of the Articles of Association
       accordingly




--------------------------------------------------------------------------------------------------------------------------
 PRESS KOGYO CO.,LTD.                                                                        Agenda Number:  701988012
--------------------------------------------------------------------------------------------------------------------------
        Security:  J63997100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3833600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Reduce Board
       Size to 9

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PRIMA MEAT PACKERS,LTD.                                                                     Agenda Number:  702010163
--------------------------------------------------------------------------------------------------------------------------
        Security:  J64040132
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3833200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Treasury      Shares for Odd-Lot Purchases

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PRIMARIS RETAIL REAL ESTATE  INVT TR                                                        Agenda Number:  701963286
--------------------------------------------------------------------------------------------------------------------------
        Security:  74157U109
    Meeting Type:  MIX
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  CA74157U1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTIONS
       "1.1 TO 1.5 AND 2" AND 'IN FAVOR' OR 'AGAINST'
       ONLY FOR RESOLUTION NUMBERS "3, 4 AND 5". THANK
       YOU.

       To receive the financial statements of the REIT           Non-Voting    No vote
       and the Auditors' report thereon, for the years
       ended 31 DEC 2008 and 2007

1.1    Elect Mr. Roland Cardy as a Trustee of the REIT           Mgmt          For                            For

1.2    Elect Mr. Ian Collier as a Trustee of the REIT            Mgmt          For                            For

1.3    Elect Mr. Kerry D. Adams as a Trustee of the              Mgmt          For                            For
       REIT

1.4    Elect Mr. Kenneth Field as a Trustee of the               Mgmt          For                            For
       REIT

1.5    Elect Mr. William J. Biggar as a Trustee of               Mgmt          For                            For
       the REIT

2.     Appoint KPMG LLP as the Auditors and authorize            Mgmt          For                            For
       the Trustees to fix their remuneration

3.     Approve certain amendments to the REIT's Declaration      Mgmt          For                            For
       of Trust providing for the expansion of permissible
       types of real property that the REIT may acquire
       as specified

4.     Approve certain amendments to the REIT's Declaration      Mgmt          For                            For
       of Trust providing for the elimination of the
       requirement to distribute taxable income each
       year as specified

5.     Approve certain amendments to the REIT's Declaration      Mgmt          For                            For
       of Trust providing the Trustees with authority
       to make amendments to the Declaration of Trust
       in connection with changes in accounting standards
       as specified

6.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PRIMARY HEALTH CARE LTD                                                                     Agenda Number:  701738936
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q77519108
    Meeting Type:  AGM
    Meeting Date:  28-Nov-2008
          Ticker:
            ISIN:  AU000000PRY5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial report, the               Non-Voting    No vote
       Directors' Report and the Auditor's Report
       for the YE 30 JUN 2008

2.     Adopt the Remuneration Report for the YE 30               Mgmt          Against                        Against
       JUN 2008

3.     Re-elect Mr. Brian Ball as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with the Constitution
       of the Company

4.     Re-elect Dr. Michael Joseph Christie as a Director,       Mgmt          For                            For
       who retires by rotation in accordance with
       the Constitution of the Company




--------------------------------------------------------------------------------------------------------------------------
 PROMOTORA DE INFORMACIONES SA                                                               Agenda Number:  701758370
--------------------------------------------------------------------------------------------------------------------------
        Security:  E8183K102
    Meeting Type:  EGM
    Meeting Date:  05-Dec-2008
          Ticker:
            ISIN:  ES0171743117
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       06 DEC 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.1    Ratify the appointment of Mr. Alfonso Lopez               Mgmt          Against                        Against
       Casas as a Director

1.2    Any other appointment proposals or modification           Mgmt          Against                        Against
       of number of Directors

2.     Authorize the Board to increase share capital             Mgmt          For                            For
       if needed

3.     Authorize the Board to issue bonds, warrants              Mgmt          For                            For
       and participations

4.1    Approve the merger project                                Mgmt          For                            For

4.2    Approve the merger balance                                Mgmt          For                            For

4.3    Approve to agree the merger by absorption                 Mgmt          For                            For

4.4    Approve to modify the Bylaw 2                             Mgmt          For                            For

4.5    Approve to modify the Bylaw 6                             Mgmt          For                            For

4.6    Approve to delegate the powers for the implementation     Mgmt          For                            For
       of the merger

5.     Approve to modify the agreement adopted in general        Mgmt          For                            For
       meeting of 13 MAR 2008 regarding the remuneration
       plan for the Directors

6.     Authorize the Board to execute the adopted agreements     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PROPERTY & BUILDING CORP LTD, TEL AVIV-JAFFA                                                Agenda Number:  701995889
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8175G102
    Meeting Type:  SGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  IL0006990175
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve an Agreement with Rock Real Estate Partners       Mgmt          Abstain                        Against
       Ltd. by which Rock Real will from time to time
       give the Company proposals for purchase of
       rights in foreign real estate from third parties,
       assist in negotiating such transactions and
       in obtaining finance, supply strategic property
       Management Consultant Services and will assist
       in sale transactions, in consideration for
       12.5% of the profit from each transaction payable
       upon sale




--------------------------------------------------------------------------------------------------------------------------
 PROSAFE SE                                                                                  Agenda Number:  701909484
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8175T104
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  CY0100470919
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Chair of the meeting                            Mgmt          For                            For

2.     Approve the notice of meeting and agenda                  Mgmt          For                            For

3.     Approve the report of the Board of Directors              Mgmt          For                            For

4.     Approve the annual financial statements for               Mgmt          For                            For
       the YE 31 DEC 2008

5.     Approve the report of the Auditors on the annual          Mgmt          For                            For
       financial statements for the YE 31 DEC 2008

6.     Elect the Directors                                       Mgmt          For                            For

7.     Approve the remuneration of the Directors                 Mgmt          For                            For

8.     Elect the Members and Alternate Member to the             Mgmt          For                            For
       Election Committee

9.     Approve the remuneration of the Members of the            Mgmt          For                            For
       Election Committee

10.    Re-appoint Ernst + Young as the Auditors of               Mgmt          Against                        Against
       Prosafe SE

11.    Approve the remuneration of the Auditors                  Mgmt          Against                        Against

12.    Amend the Article 84 of the Articles of Association       Mgmt          For                            For
       in order to authorize the general meeting and
       the Board of Directors to pay interim dividend

13.    Amend the Articles of Association by introducing          Mgmt          For                            For
       new Article 19A allowing the Company to acquire
       own shares

14.    Authorize the Board of Directors to implement             Mgmt          For                            For
       the acquisition by Prosafe SE of up to 10,
       of the allotted shares of Prosafe SE

15.    Authorize the Board of Directors to issue 22,993,679      Mgmt          For                            For
       ordinary shares of Prosafe SE in accordance
       with the Articles of Association of Prosafe
       SE




--------------------------------------------------------------------------------------------------------------------------
 PROSEGUR COMPANIA DE SEGURIDAD SA                                                           Agenda Number:  701978807
--------------------------------------------------------------------------------------------------------------------------
        Security:  E83453162
    Meeting Type:  OGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  ES0175438235
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, the Management               Mgmt          For                            For
       report and the Board Management of Prosegur
       and its consolidated Group, applications of
       the result

2.     Approve the distribution of dividend for 2008             Mgmt          For                            For

3.     Re-elect Mr. Eduardo Paraja Quiros as a Director          Mgmt          Against                        Against

4.     Authorize the Board of Directors for the acquisition      Mgmt          For                            For
       of own shares

5.     Re-appoint the Auditors of the Company                    Mgmt          For                            For

6.     Approve to delegate the powers                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PROVIDENT FINANCIAL PLC, BRADFORD                                                           Agenda Number:  701861901
--------------------------------------------------------------------------------------------------------------------------
        Security:  G72783171
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  GB00B1Z4ST84
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Directors' report and the audited               Mgmt          For                            For
       financial statements of the Company for the
       YE 31 DEC 2008

2.     Approve the Directors remuneration report for             Mgmt          Against                        Against
       the YE 31 DEC 2008

3.     Declare the final dividend of 38.1 pence per              Mgmt          For                            For
       share on the ordinary shares of 20 8/11p each
       in respect of the YE 31 DEC 2008 and paid on
       19 JUN 2009 to the holders of such ordinary
       shares on the register of members of the Company
       at the close of business on 15 MAY 2009

4.     Appoint Mr. Rob Anderson as a Director of the             Mgmt          For                            For
       Company

5.     Re-appoint Mr. John Van Kuffeler as a Director            Mgmt          For                            For
       of the Company

6.     Re-appoint PriceWaterHouse Coopers LLP as the             Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company

7.     Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

8.     Authorize, in accordance with Sections 366 and            Mgmt          For                            For
       367 of the Companies Act 2006, the Company
       and all Companies that are its subsidiaries
       at any time during the period for which this
       resolution is effective are to: make political
       donations to political parties and/or independent
       election candidates not exceeding GBP 50,000
       in total;  make political donations to political
       organizations other than political parties,
       not exceeding GBP 50,000 in total; and incur
       political expenditure not exceeding GBP 50,000
       in total; [as such terms are specified in Section
       363 to 365 of the Companies Act 2006] provided
       that the aggregate amount of any such donations
       and expenditure shall not exceed GBP 50,000
       during the period beginning on the date of
       the passing of this resolution; [Authority
       expires the earlier at the conclusion of next
       AGM of the Company in 2010]

9.     Amend the rules of the Provident Financial Long           Mgmt          For                            For
       Term Incentive Scheme 2006 in the manner set
       out in appendix II to this notice of meeting,
       adopt such amendments to be effective on the
       date upon which the remuneration Committee
       of the Company

10.    Amend the rules of the Provident Financial Performance    Mgmt          For                            For
       Share Plan in the manner set out in appendix
       III to this notice of meeting, such amendments
       to be effective on the date upon which the
       remuneration Committee of the Company

S.11   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163 of the Companies Act 1985] of
       its ordinary shares of 20 8/11 pence each [Ordinary
       Shares] provided that: the Company may not
       purchase more than 13,188,373 ordinary shares;
       the minimum price which the Company may pay
       for each ordinary Share is the nominal value;
       and up to 5% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, for the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 05 MAY 2010]; and the Company, before the
       expiry, may make a contract to purchase ordinary
       shares

S.12   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities [as specified in Section 94 of the
       Companies Act 1985] for cash pursuant to the
       authority conferred by Resolution 11, asset
       out in the notice of the AGM held on 08 MAY
       2008, and self relevant shares [as defined
       in Section 94 of the Companies Act 1985] held
       by the Company as treasury shares [as specified
       in Section 162A of the Companies Act 1985]
       for cash, as if Section 89(1) of the Companies
       Act 1985 did not apply to such allotment or
       sale, provided that all power shall be limited
       to the allotment of equity securities: in connection
       with a rights issue in favor of ordinary shareholders;
       up to an aggregate nominal amount of GBP 1,366,794
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 05 MAY 2010,];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.13   Approve the general meeting, other than an AGM,           Mgmt          Against                        Against
       may be called on no less than 14 clear days'
       notice




--------------------------------------------------------------------------------------------------------------------------
 PUBLIC FINANCIAL HOLDINGS LTD                                                               Agenda Number:  701801195
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7297B105
    Meeting Type:  AGM
    Meeting Date:  23-Feb-2009
          Ticker:
            ISIN:  BMG7297B1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.i    Re-elect Tan Sri Dato' Sri Dr. Teh Hong Piow              Mgmt          Against                        Against
       as a Director

2.ii   Re-elect Tan Sri Dato' Sri Tay Ah Lek as a Director       Mgmt          Against                        Against

2.iii  Re-elect Mr. Lee Chin Guan as a Director                  Mgmt          For                            For

2.iv   Re-elect Mr. Quah Poh Keat as a Director                  Mgmt          For                            For

2.v    Re-elect Mr. Chong Yam Kiang as a Director                Mgmt          Against                        Against

2.vi   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

3.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

4.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements or options which would or
       might require of such powers, subject to and
       in accordance with all applicable laws, during
       and after the relevant period not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company, otherwise
       than pursuant to: i) a rights issue; or ii)
       the exercise of warrants if any to subscribe
       for shares of the Company or the exercise of
       options granted under any share option scheme
       adopted by the Company; or iii) an issue of
       shares of the Company in lieu of the whole
       or part of a dividend on shares of the Company
       in accordance with the Company's bye-laws;
       or iv) an issue of shares made pro rata to
       holders of shares in the company on a fixed
       record date; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable law or the bye-laws of the Company
       to be held]

5.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares of HKD 0.10 each in the capital of the
       Company on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange], subject to and
       in accordance with all applicable laws and
       the requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by any applicable law or
       the bye-laws of the Company to be held]

6.     Approve, subject to the passing of Ordinary               Mgmt          For                            For
       Resolutions 4 and 5, to extend the general
       mandate granted to the Directors of the Company
       to exercise the powers of the Company to allot
       shares, by the additions to the aggregate nominal
       amount of share capital which may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to such general mandate of an amount
       representing the aggregate nominal amount of
       shares in the Company repurchased by the Company
       under the authority granted pursuant to Ordinary
       Resolution 5, provided that such amount shall
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 PUMA AG RUDOLF DASSLER SPORT                                                                Agenda Number:  701869185
--------------------------------------------------------------------------------------------------------------------------
        Security:  D62318148
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  DE0006969603
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 22 APR 09, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Appropriation of the balance sheet profit [dividend       Mgmt          For                            For
       payment]

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2009 PricewaterhouseCoopersMgmt          For                            For
       AG, Frankfurt

6.     Authorization to acquire and appropriate treasury         Mgmt          For                            For
       shares under revocation of the existing authorization




--------------------------------------------------------------------------------------------------------------------------
 PYI CORPORATION LTD                                                                         Agenda Number:  701673825
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7304P105
    Meeting Type:  AGM
    Meeting Date:  05-Sep-2008
          Ticker:
            ISIN:  BMG7304P1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 MAR 2008

2.     Declare and approve the final dividend for the            Mgmt          For                            For
       YE 31 MAR 2008 such final dividend to be satisfied
       in full by the issue of warrants referred to
       in resolution 5(A), as specified

3.A.I  Re-elect Dr. Chow Ming Kuen, Joseph as a Director         Mgmt          For                            For

3.AII  Re-elect Mr. Kwok Shiu Keung, Ernest as a Director        Mgmt          For                            For

3AIII  Re-elect Mr. Leung Po Wing, Bowen Joseph as               Mgmt          For                            For
       a Director

3.B    Approve to fix the Directors' remuneration                Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Board           Mgmt          Against                        Against
       of Directors to fix their remuneration

5.A.I  Approve, subject to and conditional upon (i)              Mgmt          For                            For
       the final dividend for the year ended 31 MAR
       2008 to be satisfied in full by the issue of
       warrants, as specified; and (ii) upon the listing
       Committee of The Stock Exchange of Hong Kong
       limited granting listing of and permission
       to deal in the Warrants [as specified] and
       new Shares [as specified] which may fall to
       be issued upon the exercise of subscription
       rights attached to the Warrants: i) the creation
       and issue of warrants [Warrants] conferring
       rights on holders thereof to subscribe up to
       HKD 251,398,919 in aggregate [or such other
       amount as may be determined by reference to
       the then total number of issued PYI Shares
       [as specified] as at the Record Date (as defined
       below)] for shares in the Company of HKD 0.10
       each [Shares] at an initial subscription price
       of HKD 1.00 per Share, subject to anti-dilutive
       adjustment, at any time from the date of issue
       [expected to be 26 SEP 2008] to the date immediately
       preceding the date falling on the first anniversary
       of the date of issue of the Warrants [expected
       to be 25 SEP 2009] both days inclusive [or
       such other date provided in the instrument
       constituting the Warrants [Warrant Instrument]
       [a final draft of which is tabled to this meeting
       and marked A for the purpose of identification]
       upon the terms and conditions of the Warrant
       Instrument to be executed by way of deed poll
       by the Company in the proportion of 1 Warrant
       for every 6 Shares to holders of Shares [PYI
       Shareholders] whose names appear on the register
       of members of the Company at the close of business
       on 18 SEP 2008 [or such other date as may be
       determined by the Board of Directors of the
       Company] [Record Date] other than those Shareholders
       whose addresses at the close of business on
       the Record Date are outside Hong Kong [Overseas
       Shareholders] and who are excluded from entitling
       the Warrants for the reason that the Board,
       upon making enquiry consider such exclusion
       to be necessary or expedient on account either
       of the legal restrictions under the laws of
       the relevant places or the requirements of
       the relevant regulatory body or stock exchange
       in those places [Excluded Shareholders] and
       such other terms and conditions as may be determined
       by the Directors of the Company [Directors]
       provided that (i) fractional entitlements to
       the Warrants be aggregated and sold [if a net
       premium in excess of all expenses could be
       obtained] for the benefit of the Company; and
       (ii) no Warrants shall be offered to Excluded
       Shareholders and the Warrants which would otherwise
       have been offered to them shall be sold if
       a net premium in excess of all expenses of
       sale is obtained and to the extent that such
       Warrants can be sold, the net proceeds of such
       sale [after deducting the expenses of sale,
       if any] be distributed to the Excluded Shareholders
       pro rata to their holding of Shares at the
       close of business on the Record Date provided
       further that individual amounts of HKD 100
       or less shall be retained for the benefit of
       the Company]

5.AII  Authorize the Directors to (i) issue and allot            Mgmt          For                            For
       the Warrants; (ii) issue and allot to holders
       of the Warrants upon the due exercise of subscription
       rights attached to the Warrants the appropriate
       number of new Shares; and (iii) to do all such
       acts and things as they may, in their absolute
       discretion, consider necessary, desirable or
       expedient to effect, implement and complete
       any or all other transactions contemplated
       in this resolution

5.B    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including warrants,
       bonds and debentures convertible into shares
       of the Company] which would or might require
       the exercise of such powers, subject to and
       in accordance with all applicable Laws and
       the Bye-Laws of the Company during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the share capital
       of the Company; otherwise than pursuant to
       a rights issue [as hereinafter defined] or
       an issue of shares of the Company under the
       Share Option Scheme of the Company or an issue
       of shares upon exercise of subscription rights
       attached to warrants which may be issued by
       the Company or an issue of shares of the Company
       by way of any scrip dividend pursuant to Bye-Laws
       of the Company from time to time ; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       meeting is required by the Company's Bye-Laws
       or any applicable Laws of Bermuda to be held]

5.C    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares of the Company during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or any other stock
       exchange on which the securities of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable Laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or any other stock exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the meeting is
       required by the Company's Bye-laws or any applicable
       Laws of Bermuda to be held]

5.D    Approve, conditional upon the Resolutions 5B              Mgmt          For                            For
       and 5C, the aggregate nominal amount of the
       issued shares in the capital of the Company
       which are repurchased by the Company under
       the authority granted to the Directors of the
       Company pursuant to and in accordance with
       the said Resolution 5C to add the aggregate
       nominal amount of the share capital that may
       be allotted, issued or dealt with or agreed
       conditionally or unconditionally to be allotted,
       issued and dealt with by the directors of the
       Company pursuant to and in accordance with
       the Resolution 5B

5.E    Approve, subject to and conditional upon the              Mgmt          For                            For
       Listing Committee of The Stock Exchange of
       Hong Kong Limited granting listing of and permission
       to deal in the shares of HKD 0.10 each in the
       capital of the Company [10% of the shares of
       the Company] which may be issued pursuant to
       the exercise of options granted under the Company's
       share option scheme adopted on 27 AUG 2002
       [the Scheme], the refreshment of the scheme
       limit in respect of the grant of options to
       subscribe for ordinary shares in the Company
       under the Scheme, provided that the total number
       of ordinary shares which may be allotted or
       issued pursuant to the grant or exercise of
       options under the Scheme [excluding options
       previously granted, outstanding, cancelled,
       lapsed or exercised under the Scheme], not
       exceeding 10% of the issued shares of the Company
       [the Refreshed Mandate Limit]; and authorize
       the Directors of the Company to grant options
       under the scheme up to the Refreshed Mandate
       Limit, to allot, issue and deal with ordinary
       shares of the Company pursuant to the exercise
       of such options and to do such acts and execute
       such documents for or incidental to such purpose

5.F    Approve the refreshment of the scheme limit               Mgmt          For                            For
       on grant of options under the share option
       scheme adopted by Paul Y. Engineering Group
       Limited [Paul Y. Engineering, the Company's
       subsidiary] on 07 SEP 2005 up to 10% of the
       shares of Paul Y. Engineering for approving
       such refreshing by the shareholders of Paul
       Y. Engineering

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PZ CUSSONS PLC, STOCKPORT                                                                   Agenda Number:  701686581
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6850S109
    Meeting Type:  AGM
    Meeting Date:  29-Sep-2008
          Ticker:
            ISIN:  GB00B19Z1432
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements for              Mgmt          For                            For
       the YE 31 MAY 2008, the reports of the Directors
       and the Auditors thereon

2.     Approve the report on the Directors' remuneration         Mgmt          For                            For
       for the YE 31 MAY 2008

3.     Declare a final dividend of 3.625p per ordinary           Mgmt          For                            For
       share of 1p each in the Company for the YE
       31 MAY 2008

4.     Elect Mr. S.J.N. Heale as a Director of the               Mgmt          For                            For
       Company

5.     Re-elect Mr. G.A. Kanellis as a Director of               Mgmt          For                            For
       the Company[who is retiring by rotation under
       the existing Articles of Association]

6.     Re-elect Mr. J. Pantelireis as a Director of              Mgmt          For                            For
       the Company[who is retiring by rotation under
       the existing Articles of Association]

7.     Re-elect Mr. J.T.J. Steel as a Director of the            Mgmt          For                            For
       Company[who is retiring by rotation under the
       existing Articles of Association]

8.     Appoint PricewaterhouseCoopers LLP as the Auditor         Mgmt          For                            For
       of the Company

9.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditor

10.    Approve the Rules of the PZ Cussons Performance           Mgmt          For                            For
       Share Plan [the Plan] as specified and authorize
       the Directors to make such modifications to
       the Plan as they may consider appropriate to
       take account of best practice and for the implementation
       of the Plan and to adopt the Plan as so modified
       and to do all such other acts and things as
       they may consider appropriate to implement
       the Plan; and establish further plans based
       on the Plan but modified to take account of
       local tax, exchange control or securities laws
       in overseas territories, provided that any
       shares made available under such further plans
       are treated as counting against the limits
       on individual or overall participation in the
       Plan

11.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985 [Act],
       to allot relevant securities [Section 80(2)
       of the Act] up to an aggregate nominal amount
       of GBP 1,412,750; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2009 or 28 DEC 2009]; and the
       Directors may allot relevant securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.12   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95(1) of the Companies Act 1985 [Act], to allot
       equity securities [Section 94(2) and 94(3A)
       of the Act] pursuant to the authority conferred
       by Resolution 11 as specified, disapply the
       statutory pre-emption rights [Section 89(1)
       of the Act], provided that this power is limited
       to the allotment of equity securities for cash:
       i) in connection with a rights issue in favor
       of ordinary shareholders; ii) up to an aggregate
       nominal value of GBP 214,362; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company to be held in 2009 or 28 DEC 2009]

S.13   Authorize the Company, in substitution for any            Mgmt          For                            For
       existing authority, to make market purchases
       [Section 163(3) of the Companies Act 1985]
       of up to 42,872,450 ordinary shares of 1p each,
       at a minimum price which may be paid for the
       ordinary is 1p per share and the maximum price
       which may be paid for an ordinary share of
       1p each is an amount equal to 105% of the average
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company to be held in 2009 or 28
       DEC 2009]; and the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.14   Amend Clause 4[z] of the Company's Memorandum             Mgmt          Against                        Against
       of Association by substituting the words Companies
       Act 1985 referred to in Section 337A(2) of
       that Act with the words Companies Act 2006
       referred to in Section 205(5) of that Act;
       and approve and adopt, the regulations contained
       in the document produced to the meeting as
       specified, as the Company's new Articles of
       Association in substitution for and to the
       exclusion of the Company's existing Articles
       of Association




--------------------------------------------------------------------------------------------------------------------------
 Q-CELLS SE, BITTERFELD-WOLFEN                                                               Agenda Number:  701987565
--------------------------------------------------------------------------------------------------------------------------
        Security:  D6232R103
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  DE0005558662
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 577938 DUE TO A CHANGE WITH REGARD TO THE
       MANAGEMENT RECOMMENDATION FOR RESOLUTION 12.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 28 MAY 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report as well
       as the report by the Board of Managing Directors
       pursuant to Section 61 of the se-regulation
       and Sections 289(4) and 315(4) of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 35,571,236.53 as follows: payment
       of a dividend of EUR 0.03 per preferred share
       EUR 34,714,518.01 shall be allocated to the
       other revenue reserves ex-dividend and payable
       date: 19 JUN 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors: I. for the 2009              Mgmt          For                            For
       FY: KPMG AG, Leipzig; II. for the interim report
       and the review of the interim half-year financial
       statements: KPMG AG, Leipzig

6.     Resolution on the revision of the stock option            Mgmt          For                            For
       program 2007 as per item 7 on the agenda of
       the general meeting of 14 JUN 2007 and item
       8 of the general meeting of 26 JUN 2008, in
       respect of the terms of exercise, the related
       revision of t he contingent capital 2007/I,
       and the correspondent amendment to the Articles
       of Association

7.     Renewal of the authorization to issue warrant             Mgmt          For                            For
       and/or convertible bonds in connection with
       the implementation of the Shareholders Rights
       Act [ARUG], the related revision of the contingent
       capital 2006/1, and the correspondence amendments
       to the Articles of Association the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to issue
       bonds of up to EUR 5,000,000,000, conferring
       a conversion or option right for new ordinary
       shares of the Company, on or before 31 MAY
       2014; shareholders subscription rights shall
       be excluded for the issue of bonds at a price
       not materially below their theoretical market
       value, for residual amounts, and for the granting
       of subscription rights to the holders of previously
       issued bonds; the share capital shall be increased
       accordingly by up to EUR 43,621,323 through
       the issue of up to 43,621,323 new ordinary
       shares, insofar as conversion or option rights
       are exercised [contingent capital 2006/1];
       the Articles of Association shall be amended
       accordingly

8.A    Elections to the Supervisory Board: Mr. Marcel            Mgmt          For                            For
       Brenninkmeijer

8.B    Elections to the Supervisory Board: Mr. Joerg             Mgmt          For                            For
       Menno Harms

8.C    Elections to the Supervisory Board: Mr. Richard           Mgmt          For                            For
       Kauffman

8.D    Elections to the Supervisory Board: Mr. Andrew            Mgmt          For                            For
       Lee

8.E    Elections to the Supervisory Board: Mr. Christian         Mgmt          For                            For
       Reitberger

8.F    Elections to the Supervisory Board: Mr. Frauke            Mgmt          For                            For
       Vogler

9.     Resolution on the remuneration for the first              Mgmt          For                            For
       Supervisory Board of the Company as an European
       Company [SE]: 1) the Members of the Supervisory
       Board shall receive a) a fixed annual remuneration
       of EUR 25,000 b) a variable, profit-related
       annual remuneration of EUR 200 per million
       with an upper limit of EUR 25,000; 2) the Chairman
       of the Supervisory Board shall receive twice
       the amount, the Deputy Chairman shall receive
       1 and a half times the amount as per 9.1, each
       Member of a Committee shall receive an extra
       remuneration of 25%, each Chairman of a Committee
       an extra remuneration of 50% of the remuneration
       as per 9.1., this does not apply to the nomination
       committee; the total annual remuneration shall
       not exceed twice the amount, or, in the case
       of the Chairman, thrice the amount of the fixed
       annual remuneration; 3) Members of the Supervisory
       Board shall be granted an asset-liability insurance;
       4) the Company shall reimburse expenses by
       Members of the Supervisory Board, the remuneration
       shall be granted proportionately for the period
       from 23 OCT 2008 to 31 DEC 2008, and the period
       from 01 JAN 2009 to 18 JUN 2009

10.    Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own ordinary shares of up to 10% of its share
       capital, at a price neither more than 5% above
       the market price nor below EUR 0.01, on or
       before 30 NOV 2010, the Board of Managing Directors
       shall be authorized to use the shares for acquisition
       purposes or within the scope of one of its
       stock option programs, and to dispose of the
       shares in a manner other than the stock exchange
       or a rights offering if they are sold at a
       price not materially below their market price

11.    Amendment to Section 20(3) of the Articles of             Mgmt          For                            For
       Association in connection with the Shareholders
       Rights Act [ARUG], in respect of the Board
       of Managing Directors being authorized to allow
       the audio visual transmission of shareholders
       meetings, especially via the internet the Board
       of Managing Directors shall enter the amendment
       into the commercial register only if and when
       the respective provision of the ARUG comes
       into effect a shareholder has put forth the
       following additional item for resolution

12.    Resolution on the revocation of the existing              Mgmt          Against                        Against
       authorized capital, the creation of a new authorized
       capital, and the correspondence amendment to
       the Articles of Association the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board to increase the Company's
       share capital by up to EUR 54,526,653 through
       the issue of up to 54,526,653 new no-par shares
       against payment in cash and/or kind, on or
       before 31 MAY 2014; the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to exclude shareholders
       subscription rights for a capital increase
       against payment in kind, especially in connection
       with mergers and acquisitions, residual amounts
       or a capital increase against payment in cash
       of the shares are sold at a price not materially
       below the market price of the shares, and to
       use the shares as employee shares




--------------------------------------------------------------------------------------------------------------------------
 Q.P.CORPORATION                                                                             Agenda Number:  701809610
--------------------------------------------------------------------------------------------------------------------------
        Security:  J64210123
    Meeting Type:  AGM
    Meeting Date:  20-Feb-2009
          Ticker:
            ISIN:  JP3244800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Approve Minor Revisions Related   to the Updated
       Laws and Regulaions

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 QIAGEN NV                                                                                   Agenda Number:  701976081
--------------------------------------------------------------------------------------------------------------------------
        Security:  N72482107
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  NL0000240000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     To Managing Board report for the YE 31 DEC 2008           Non-Voting    No vote

3.     To Supervisory Board report on the Company's              Non-Voting    No vote
       annual accounts [the 'annual accounts'] for
       FY 2008

4.     Adopt the annual accounts for FY 2008                     Mgmt          For                            For

5.     To reservation and dividend policy                        Non-Voting    No vote

6.     Approve the performance of the Managing Board             Mgmt          For                            For
       during FY 2008, including a discharge from
       liability with respect to the exercise of their
       duties during FY 2008

7.     Approve the performance of the Supervisory Board          Mgmt          For                            For
       during FY 2008, including a discharge from
       liability with respect to the exercise of their
       duties during FY 2008

8.A    Re-appoint Prof. Dr. Detlev Riesner as a Supervisory      Mgmt          For                            For
       Director of the Company for a term ending on
       the date of the AGM in 2010

8.B    Re-appoint Dr. Werner Brandt as a Supervisory             Mgmt          For                            For
       Director of the Company for a term ending on
       the date of the AGM in 2010

8.C    Re-appoint Dr. Metin Colpan as a Supervisory              Mgmt          Against                        Against
       Director of the Company for a term ending on
       the date of the AGM in 2010

8.D    Re-appoint Mr. Erik Hornnaess as a Supervisory            Mgmt          For                            For
       Director of the Company for a term ending on
       the date of the AGM in 2010

8.E    Re-appoint Prof. Dr. Manfred Karobath as a Supervisory    Mgmt          For                            For
       Director of the Company for a term ending on
       the date of the AGM in 2010

8.F    Re-appoint Mr. Heino von Prondzynski as a Supervisory     Mgmt          For                            For
       Director of the Company for a term ending on
       the date of the AGM in 2010

9.A    Re-appoint Mr. Peer Schatz as a Managing Director         Mgmt          For                            For
       of the Company for a term ending on the date
       of the AGM in 2010

9.B    Re-appoint Mr. Roland Sackers as a Managing               Mgmt          For                            For
       Director of the Company for a term ending on
       the date of the AGM in 2010

9.C    Re-appoint Dr. Joachim Schorr as a Managing               Mgmt          For                            For
       Director of the Company for a term ending on
       the date of the AGM in 2010

9.D    Re-appoint Mr. Bernd Uder as a Managing Director          Mgmt          For                            For
       of the Company for a term ending on the date
       of the AGM in 2010

10.    Re-appoint Ernst & Young Accountants as the               Mgmt          For                            For
       Auditors of the Company for the FYE 31 DEC
       2009

11.    Authorize the Managing Board, until 24 DEC 2010,          Mgmt          For                            For
       to acquire shares in the Company's own share
       capital

12.    Questions                                                 Non-Voting    No vote

13.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 QINETIQ GROUP PLC                                                                           Agenda Number:  701652794
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7303P106
    Meeting Type:  AGM
    Meeting Date:  30-Jul-2008
          Ticker:
            ISIN:  GB00B0WMWD03
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors' thereon for the
       YE 31 MAR 2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2008

3.     Declare a dividend                                        Mgmt          For                            For

4.     Re-elect Mr. Colin Balmer as a Director of the            Mgmt          For                            For
       Company

5.     Re-elect Sir. John Chisholm as a Chairman and             Mgmt          For                            For
       a Director of the Company

6.     Re-elect Mr. Noreen Doyle as a Director of the            Mgmt          For                            For
       Company

7.     Re-elect Dr. Peter Fellner as a Director of               Mgmt          For                            For
       the Company

8.     Re-elect Sir. David Lees as a Director of the             Mgmt          For                            For
       Company

9.     Re-elect Mr. Graham Love as a Director of the             Mgmt          For                            For
       Company

10.    Re-elect Mr. Nick Luff as a Director of the               Mgmt          For                            For
       Company

11.    Re-elect Mr. Admiral Edmund P. Giambastiani               Mgmt          For                            For
       as a Director of the Company

12.    Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company and authorize the Audit Committee
       of the Board to determine their remuneration

13.    Authorize the Company and all of its subsidiaries         Mgmt          For                            For
       during the period in accordance with Part 14
       of the Companies Act 2006, the Company covered
       by the resolution, a) to make political donations
       to political parties and /or independent election
       candidates not exceeding GBP 100,000 in total;
       b) to make political donations to political
       organizations other than political parties
       not exceeding GBP 100,000 in total; and c)
       to incur political expenditure not exceeding
       GBP 100,000 in total, [Authority expires the
       earlier during the period beginning with the
       date of the passing resolution and ending at
       the AGM to be held in 2009] provided that the
       authorize sum referred to in resolution (a),
       (b) and (c) above may be comprised of one or
       more amounts in different currencies which,
       for the purposes of calculating the said sum,
       shall be converted into pounds sterling at
       the exchange rate published in the London edition
       of the Financial Times on the date on which
       the relevant donation is made or expenditure
       incurred [or the first business day there after]
       on the day in which the Company enters into
       any contract or undertaking in the relation
       to the same, for the purposes of this resolution
       the terms Political Donation, Political Parties,
       Independent Election Candidates, Political
       Organization and Political Expenditure have
       the meaning give by the Section 363 to 365
       of the Companies Act 2006

S.14   Approve and adopt the Article of Association              Mgmt          Against                        Against
       produced to this meeting, as specified as the
       New Articles of Association of the Company
       in substitution for, and to exclusion of, the
       existing Article of Association, with effect
       from the conclusion of the 2008 AGM

S.15   Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [Section 80(2) of the Act]
       up to an aggregate nominal amount of GBP 2,388,112;
       [Authority expires at the conclusion of the
       next AGM of the Company or 2009]; and the Directors
       may make allotments during the relevant period
       which may be exercised after the relevant period

S.16   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot, equity
       securities [Section 94(2) the Act] for cash
       pursuant to the authority conferred by Resolution
       15, disapplying the statutory pre-emption rights
       [Section 89(1) of the Act], provided that this
       power shall be limited to the allotment of
       equity securities: a) in connection with a
       rights issue, open offer or other offer of
       securities in favour of the holders of ordinary
       shares; or b) up to an aggregate nominal amount
       of GBP 330,238; and shall expire upon the expiry
       of the general authority conferred by Resolution
       15 above, save that the Company shall be entitled
       to make offers or agreements before the expiry
       of such power which would, or might, required
       equity securities to be allotted after such
       expiry and the Directors shall be entitled
       to allot equity securities pursuant to any
       such offer or agreement to such expiry[Authority
       expires upon the expiry of the general authority
       conferred by Resolution 15]

S.17   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of up to 66,047,637 ordinary shares of 1 penny
       each in the capital of the Company, at a minimum
       price of 1 penny and up to 105% of the average
       of the middle market quotations for an ordinary
       share in the Company as derived from the London
       Stock Exchange Daily Official List, over the
       previous 5 business days and the amount stipulated
       by Article 5(1) of the EU buy-back and stabilization
       regulation [being the higher of the price of
       the last independent trade and the highest
       current independent bid for an ordinary share
       in the Company on the trading venues where
       the market purchases by the Company pursuant
       to the authority conferred by Resolution 17
       will be carried out]; [Authority expires on
       the date of the next AGM of the Company]; and
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 QUADRA MNG LTD                                                                              Agenda Number:  701918077
--------------------------------------------------------------------------------------------------------------------------
        Security:  747319101
    Meeting Type:  MIX
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  CA7473191012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTIONS
       "1.1 to 1.8 AND 2" AND 'IN FAVOR OR 'AGAINST'
       ONLY FOR RESOLUTION NUMBERS "S.3 AND 4". THANK
       YOU.

       To receive the audited consolidated financial             Non-Voting    No vote
       statements of the Company for the FYE 31 DEC
       2008 and the Auditor's report thereon

1.1    Elect Mr. William H. Myckatyn as a Director               Mgmt          For                            For
       of the Company for the ensuing year

1.2    Elect Mr. Paul M. Blythe as a Director of the             Mgmt          For                            For
       Company for the ensuing year

1.3    Elect Mr. Geoffrey S. Belsher as a Director               Mgmt          For                            For
       of the Company for the ensuing year

1.4    Elect Mr. John A. Brough as a Director of the             Mgmt          For                            For
       Company for the ensuing year

1.5    Elect Mr. Neil MacKenzie as a Director of the             Mgmt          For                            For
       Company for the ensuing year

1.6    Elect Mr. George W. Poling as a Director of               Mgmt          For                            For
       the Company for the ensuing year

1.7    Elect Mr. Gregory Van Staveren as a Director              Mgmt          For                            For
       of the Company for the ensuing year

1.8    Elect Mr. Ken Williamson as a Director of the             Mgmt          For                            For
       Company for the ensuing year

2.     Appoint the PricewaterhouseCoopers LLP as the             Mgmt          For                            For
       Auditors of the Corporation for the ensuing
       year and authorize the Directors to fix their
       remuneration

S.3    Amend the notice of Articles of the Company               Mgmt          For                            For
       to amend the authorized share structure of
       the Company from 1,000,000,000 common shares
       to an unlimited number of common shares, as
       specified

4.     Amend the Company's Shareholder Rights Plan               Mgmt          For                            For
       to, among other things, set the minimum time
       which a take-over bid must remain open for
       acceptance in order to be considered a "permitted
       bid" at 60 days, as specified

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 QUINTAIN ESTATES AND DEVELOPMENT PLC, LONDON                                                Agenda Number:  701677291
--------------------------------------------------------------------------------------------------------------------------
        Security:  G73282108
    Meeting Type:  AGM
    Meeting Date:  03-Sep-2008
          Ticker:
            ISIN:  GB0007184442
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements,       Mgmt          For                            For
       together with Directors' report and the Auditor's
       report for the YE 31 MAR 2008

2.     Declare a final dividend for the YE 31 MAR 2008           Mgmt          For                            For

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2008

4.     Receive and adopt the Audit Committee report              Mgmt          For                            For
       for the YE 31 MAR 2008

5.     Re-elect Mr. David Pangbourne as a Director               Mgmt          For                            For
       of the Company

6.     Re-elect Mr. John Plender as a Director of the            Mgmt          For                            For
       Company

7.     Re-elect Mr. Nicholas Shattock as a Director              Mgmt          For                            For
       of the Company

8.     Elect Mr. Simon Laffin as a Director of the               Mgmt          For                            For
       Company

9.     Re-elect Mr. David Pangbourne as the Chairman             Mgmt          For                            For
       of the Audit Committee

10.    Re-elect Mr. Martin Meech as the Chairman of              Mgmt          For                            For
       the Remuneration Committee

11.    Re-appoint the retiring Auditors of the Company           Mgmt          For                            For
       to hold office until the conclusion of the
       next general meeting at which accounts are
       laid before the Company

12.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

13.    Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80 of the Companies Act 1985 ['Act'],
       to allot relevant securities [Section 80 of
       the Act] up to an aggregate nominal amount
       of GBP 10,829,678 being one third of the nominal
       value of the issued share capital as at 01
       AUG 2008 [such amount shall be the Section
       80 amount and the restricted Section 80 amount
       as defined in Article 11[d][iv] of the existing
       Articles of Association until such time as
       the new Articles of Association referred to
       in resolution 16 become effective]; [Authority
       expires at the conclusion of the AGM of the
       Company]; and accordingly the Section 80 period
       as defined in Article 11(d)(ii) of the existing
       Articles of Association shall be the period
       from the passing of this resolution to the
       date of the next AGM of the Company and definition
       of Section 80 period shall be effective until
       such time as the new Articles of Association
       referred to in resolution 16 become effective];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.14   Authorize the Directors, subject to and conditional       Mgmt          For                            For
       upon the passing of Resolution 13 and pursuant
       to Section 95 of the Companies Act, to allot
       equity securities [Section 94 of the Act] for
       cash and/or transfer shares held by the Company
       in treasury [as the Directors shall deem appropriate],
       disapplying the statutory pre-emption rights
       [Section 89(1)], provided that such power shall
       be limited to the allotment of equity securities
       i) in connection with a rights issue or any
       other pre-emptive offers in favor of the holders
       of equity securities; and ii) the allotment
       [otherwise than pursuant to this resolution]
       of equity securities up to an aggregate nominal
       amount of GBP 1,624,451 being 5% of the issued
       share capital as at 01 AUG 2008 [such amount
       shall be the Section 89 amount as defined in
       Article 11(d)(v) of the existing Articles of
       Association until such time as the new Articles
       of Association referred to in resolution 16
       become effective]; [Authority expires at the
       conclusion of the AGM of the Company]; and
       accordingly the Section 80 period as defined
       in Article 11(d)(iii) of the existing Articles
       of Association shall be the period from the
       passing of this resolution to the date of the
       next AGM of the Company and definition of Section
       80 period shall be effective until such time
       as the new Articles of Association referred
       to in resolution 16 become effective]; and,
       authorize the Directors to allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.15   Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Act to make market purchases [Section
       163 of the Act] of ordinary shares of 25 pence
       each in the capital of the Company on such
       terms and in such manner as the Directors may
       form time to time determine provided that:
       the maximum number of ordinary shares authorized
       to be purchased is 12,995,614 [being 10% of
       the shares in issue as at 01 AUG 2008], at
       a minimum price of 25 pence [exclusive of expenses
       payable by the Company] and equal to 105% above
       the average middle market quotations for an
       ordinary shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days immediately preceding the day
       on which the ordinary shares are purchased
       [exclusive of expenses payable by the Company];
       [Authority expires the earlier of the conclusion
       of the AGM of the Company in 2008 or 15 months];
       the Company before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.16   Adopt the Articles of Association of the Company          Mgmt          Against                        Against
       in substitution for the existing Articles of
       Association of the Company, as specified




--------------------------------------------------------------------------------------------------------------------------
 RAMIRENT OYJ, HELSINKI                                                                      Agenda Number:  701844448
--------------------------------------------------------------------------------------------------------------------------
        Security:  X7193Q132
    Meeting Type:  OGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  FI0009007066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to review the minutes and             Non-Voting    No vote
       to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       the confirmation of the voting list

6.     Presentation of the annual accounts, the report           Non-Voting    No vote
       of the Board of Directors and the auditor's
       report for the year 2008 - Review by the Chief
       Executive Officer

7.     Adopt the annual accounts and consolidated annual         Mgmt          For                            For
       accounts

8.     Approve to pay a dividend of EUR 0.15 per share           Mgmt          For                            For
       based on the adopted balance sheet for the
       FYE 31 DEC 2008; the dividend will be paid
       to shareholders registered in the shareholders'
       register of the Company maintained by Euroclear
       Finland Ltd on the record date for dividend
       payment 07 APR 200; the Board of Directors
       proposes that the dividend be paid on 23 APR
       2009

9.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Chief Executive Officer
       from liability

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       approve that the remunerations of the Members
       of the Board of Directors would remain unchanged
       as follows : for the Chairman EUR 3,000 per
       month and additionally EUR 1,500 for attendance
       at Board and Committee meetings and other similar
       Board assignments; for the Vice-Chairman EUR
       2,500 per month and additionally EUR 1,300
       for attendance at Board and Committee meetings
       and other similar board assignments; and for
       the Members of the Board of Directors EUR 1,700
       per month and additionally EUR 1,000 for attendance
       at Board and Committee meetings and other similar
       Board assignments; travel expenses and other
       out-of-pocket expenses due to the Board work
       shall be compensated in accordance with the
       Company's established practice and travel rules

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       approve to reduce the number of Members of
       the Board of Directors from 7 to 6 Members

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       re-elect Messrs. Kaj-Gustaf Bergh, Torgny Eriksson,
       Peter Hofvenstam, Ulf Lundahl, Erkki Norvio
       and Susanna Renlund as the Members of the Board
       of Directors for the term that will continue
       until the next AGM

13.    Approve to pay the Auditor's compensation against         Mgmt          For                            For
       an invoice as approved by the Company

14.    Approve to set the number of Auditors be 1 and            Mgmt          For                            For
       re-elect the present Auditor KPMG Oy Ab for
       the term that will continue until the end of
       the next AGM; KPMG Oy Ab has appointed APA
       Pauli Salminen as principally responsible Auditor;
       the proposed Auditor has given its consent
       for the election

15.    Amend Section 10 of the Articles of Association           Mgmt          For                            For
       so that an invitation to General Meetings be
       delivered to shareholders no later than 21
       days prior to the meeting

16.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       the repurchase of a maximum of 10,869,732 Company's
       own shares; the authorization shall also contain
       an entitlement for the Company to accept its
       own shares as pledge; the authorization entitles
       the Board of Directors to decide on other terms
       of the repurchase of the shares; [Authority
       expires after 1 year from the decision of the
       AGM]

17.    Authorize the Board of Directors to decide to             Mgmt          For                            For
       issue a maximum of 21,739,465 new shares and
       to convey a maximum of 10,869,732 Company's
       own shares against payment; by virtue of the
       authorization, the Board of Directors also
       has the right to grant option rights, convertible
       bonds and/or special rights referred to in
       Chapter 10, Section 1 of the Companies Act,
       which entitle to new shares or the company's
       own shares against payment in such a manner
       that the subscription price of the shares is
       paid in cash or by using the subscriber's receivable
       to set off the subscription price; new shares
       may be issued and the Company's own shares
       may be conveyed to the Company's shareholders
       in proportion to their current shareholdings
       in the Company or waiving the shareholder's
       pre-emption right, through a directed share
       issue or conveyance if the Company has a weighty
       financial reason to do so, such as using the
       shares as consideration in possible mergers
       and acquisitions and other business arrangements
       or to finance investments; the Board of Directors
       has the right to decide that the subscription
       price for issued new shares or conveyed own
       shares shall be either entirely or partially
       entered into the invested unrestricted equity
       fund; the authorization entitles the Board
       of Directors to decide on other terms of the
       share issue; [Authority expires after 1 year
       from the decision of the AGM]

18.    Closing of the AGM                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 RAMSAY HEALTH CARE LTD RHC                                                                  Agenda Number:  701734851
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q7982Y104
    Meeting Type:  AGM
    Meeting Date:  25-Nov-2008
          Ticker:
            ISIN:  AU000000RHC8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial report of              Non-Voting    No vote
       the Company and its controlled entities and
       the reports of the Directors and the Auditors
       for the FYE 30 JUN 2008

2.     Adopt the remuneration report, which forms part           Mgmt          Against                        Against
       of the Directors' report for the YE 30 JUN
       2008

3.1    Re-elect Mr. Roderick Hamilton McGeoch as a               Mgmt          For                            For
       Non-Executive Director of the Company, who
       retires in accordance with Clause 44 of the
       Constitution

3.2    Re-elect Mr. Kerry Chisholm Dart Roxburgh as              Mgmt          For                            For
       a Non-Executive Director of the Company, who
       retires in accordance with Clause 44 of the
       Constitution

3.3    Elect Mr. Ian Patrick Stewart Grier as a Non-Executive    Mgmt          For                            For
       Director of the Company, who retires in accordance
       with Clause 43.2 of the Constitution

3.4    Elect Mr. Christopher Paul Rex as an Executive            Mgmt          For                            For
       Director of the Company, who retires in accordance
       with Clause 43.2 of the Constitution




--------------------------------------------------------------------------------------------------------------------------
 RATIONAL AG, LANDSBERG AM LECH                                                              Agenda Number:  701869161
--------------------------------------------------------------------------------------------------------------------------
        Security:  D6349P107
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  DE0007010803
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 15 APR 2009 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report pursuant
       to Sections 289(4) and 315(4) of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 82,157,235.03 as follows: payment
       of a dividend of EUR 1 per no-par share EUR
       70,787,235.03 shall be carried forward ex-dividend
       and payable date: 07 MAY 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       Roelfs WP Partner AG, Munich

6.     Election to the Supervisory Board Messrs: Siegfried       Mgmt          For                            For
       Meister, Walter Kurtz, Roland Poczka

7.     Amendment to Section 8 of the Articles of Association     Mgmt          For                            For
       in respect of Messrs. Siegfried Meister and
       Walter Kurtz being entitled, as members of
       the Supervisor Board, to appoint a new Board
       member as a replacement for a former Board
       member

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 RATOS AB                                                                                    Agenda Number:  701823216
--------------------------------------------------------------------------------------------------------------------------
        Security:  W72177111
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  SE0000111940
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting and elect Mr. Olof Stenhammar      Mgmt          For                            For
       as the Chairman of the Board

2.     Approve the voting list                                   Mgmt          For                            For

3.     Elect 2 persons to attest to the accuracy of              Mgmt          For                            For
       the minutes together with the Chairman

4.     Approve whether proper notice of the meeting              Mgmt          For                            For
       has been made

5.     Approve the agenda for the meeting                        Mgmt          For                            For

6.     The Chief Executive Officer's address                     Mgmt          For                            For

7.     Receive the annual accounts and the audit report          Mgmt          For                            For
       as well as a statement by the Auditors concerning
       guidelines for remuneration to the Senior Executives

8.     Receive any questions regarding activities in             Mgmt          For                            For
       the 2008 FY

9.     Adopt the income statement and the balance sheet          Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet

10.    Grant discharge from liability to the Members             Mgmt          For                            For
       of the Board of Directors and the Chief Executive
       Officer

11.    Approve an ordinary dividend for 2008 of SEK              Mgmt          For                            For
       9 per share and a record date of 07 APR 2009;
       and dividends are thus expected to be paid
       through Euroclear Sweden AB [formerly VPC AB]
       on 14 APR 2009

12.    Approve to fix the number of Board Members at             Mgmt          For                            For
       8 and no Deputy Members

13.    Approve the remuneration to be paid to the Board          Mgmt          For                            For
       of Directors and the Auditors to amount to
       SEK 3,200,000 to be allocated to the Chairman
       in the amount of SEK 800,000 and to each other
       Board Member with the exception of the Chief
       Executive Officer, with SEK 400,000; a separate
       fee of SEK 50,000 per year will be paid to
       the Chairman and SEK 30,000 per year to other
       Members of the Compensation Committee and the
       Audit Committee and the fees to Auditors to
       be paid in accordance with a separate agreement
       thereon

14.    Re-elect Messrs. Lars Berg, Staffan Bohman,               Mgmt          For                            For
       Arne Karlsson, Annette Sadolin, Olof Stenhammar,
       Jan Soderberg and Per-Olof Soderberg as Board
       Members and elect Ms. Margareth Ovrum as a
       new Board Member for the period until the next
       AGM has been held and; the Audit Firm KPMG
       AB with Mr. Thomas Thiel as the Senior Auditor
       were elected at the 2008 AGM for the period
       until the 2012 AGM has been held; Mr. Olof
       Stenhammer is proposed as the Chairman of the
       Board

15.    Approve the Nomination Committee, as specified            Mgmt          For                            For

16.    Approve the guidelines for remuneration to Senior         Mgmt          For                            For
       Executives, as specified

17.    Approve the decision regarding the issue of               Mgmt          For                            For
       call options and the transfer of treasury shares
       as specified

18.a   Approve the acquisition of and entering into              Mgmt          For                            For
       an agreement regarding the options shall be
       decided by the Board according to: the invitation
       to acquire options shall include the Chief
       Executive Officer and additional key people
       [investment managers, and others] working at
       Ratos, a total of approximately 30 people,
       with a maximum of between 10 and 120 options
       per person and investment; the Company's Board
       Members are not included in the invitation

18.b   Approve the acquisition of and entering into              Mgmt          For                            For
       an agreement regarding the options shall be
       decided by the Board according to: the invitation
       to acquire and agreements regarding the options
       shall include all the portfolio companies the
       Company invests in during the period from the
       2009 AGM until the next AGM; the total number
       of options attributable to one portfolio company
       shall amount to 1,000; the total number of
       options per portfolio shall relate to 3% of
       the Company's investment in the portfolio company;
       however, a maximum total of 8,000 synthetic
       options shall be issued in the 2009 Option
       Programme

18.c   Approve the acquisition of and entering into              Mgmt          For                            For
       an agreement regarding the options shall be
       decided by the Board according to: participants
       in the 2009 Option Programme shall no later
       than 15 MAY 2009 provide notification of how
       many options per investment he or she wishes
       to purchase; notification and the invitation
       to acquire shall relate to options in all portfolio
       companies invested in by the Company during
       the period from the 2009 AGM until the next
       AGM [subject to the limitation that a maximum
       total of 8,000 options may issued in the 2009
       Option Programme]

18.d   Approve the acquisition of and entering into              Mgmt          For                            For
       an agreement regarding the options shall be
       decided by the Board according to: Employees'
       option acquisitions shall be made at market
       value; the value will be calculated by an independent
       valuation institute applying a standard valuation
       model [Black & Scholes]

18.e   Approve the acquisition of and entering into              Mgmt          For                            For
       an agreement regarding the options shall be
       decided by the Board according to: acquisition
       of options attributable to a specific portfolio
       company shall take place in conjunction with
       the Company's investment in the portfolio company

18.f   Approve the acquisition of and entering into              Mgmt          For                            For
       an agreement regarding the options shall be
       decided by the Board according to: the issue
       of synthetic options shall take place by an
       agreement being concluded between the Company
       and the employee containing the specified terms
       and conditions

18.g   Approve the acquisition of and entering into              Mgmt          For                            For
       an agreement regarding the options shall be
       decided by the Board according to: the Board
       shall be responsible for the detailed design
       and management of the 2009 Option Programme
       within the framework of the specified main
       terms and conditions

19.    Authorize the Board, during the period before             Mgmt          For                            For
       the next AGM to decide on acquisition of treasury
       shares in accordance with the specified conditions

20.    Authorize the Board, during the period until              Mgmt          For                            For
       the next AGM, in conjunction with Company acquisitions,
       on one or more occasions, deviating from the
       pre-emptive rights of shareholders, through
       set-off or non-cash, to make a decision on
       a new issue of class B shares in the Company;
       this authorization shall comprise a maximum
       of 30 million class B shares in the Company;
       approve to entitle the Board of Directors,
       the Chief Executive Officer or the person appointed
       by one of them to make any minor adjustments
       to the above decision which might be required
       in conjunction with registration with the Swedish
       Companies Registration Office

21.    Any other business                                        Non-Voting    No vote

22.    Receive the 2008 Directors' report and the Audit          Mgmt          For                            For
       report for the Torsten Soderberg Foundation
       and the Ragnar Soderberg Foundation

23.    Conclusion of the meeting                                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 REALIA BUSINESS SA, MADRID                                                                  Agenda Number:  701946242
--------------------------------------------------------------------------------------------------------------------------
        Security:  E8433U108
    Meeting Type:  OGM
    Meeting Date:  09-Jun-2009
          Ticker:
            ISIN:  ES0173908015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       10 JUN 2009 AT 12:30. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, the Management               Mgmt          For                            For
       report and the Management of the Board of Realia
       and the Consolidated Group of 2008

2.     Approve the application of the 2008 result                Mgmt          For                            For

3.1    Approve to set the number of Board Members at             Mgmt          For                            For
       14

3.2    Ratify and appoint Mr. Cartera Deva as an External        Mgmt          Against                        Against
       Board Member

3.3    Name the External Director of Inmogestion y               Mgmt          Against                        Against
       Patrimonios, S.A.

4.     Approve the modification of Article 27 of the             Mgmt          For                            For
       Company's By-laws

5.     Approve to de-list the shares from the Bilbao             Mgmt          For                            For
       and Valencia Stock Exchanges

6.     Approve the merger balance referred to the first          Mgmt          Abstain                        Against
       point, review and approve the Merger proposal
       Witn RB business holding

7.     Authorize the Board and the affiliates for the            Mgmt          For                            For
       acquisition of own shares

8.     Approve the delegation to the Board to issue              Mgmt          For                            For
       bonds, promissory notes and other fixed Income
       securities

9.     Approve the Retribution Policy of the Board               Mgmt          Against                        Against

10.    Re-elect the Auditors                                     Mgmt          For                            For

11.    Approve the report concerning Article 116 BIS             Mgmt          For                            For
       of Secutities Market Law

12.    Approve the delegation of powers to the Board             Mgmt          For                            For

13.    Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RECORDATI INDUSTRIA CHIMICA E FARMACEUTICA SPA, MILANO                                      Agenda Number:  701835172
--------------------------------------------------------------------------------------------------------------------------
        Security:  T78458139
    Meeting Type:  OGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  IT0003828271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       10 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the Board of Directors reporting and              Mgmt          No Action
       Board of Auditors reporting, balance sheet
       at 31 DEC 2008, related and consequential resolutions

2.     Authorize the Company to purchase and dispose             Mgmt          No Action
       of own shares




--------------------------------------------------------------------------------------------------------------------------
 RECTICEL SA, BRUXELLES                                                                      Agenda Number:  701902505
--------------------------------------------------------------------------------------------------------------------------
        Security:  B70161102
    Meeting Type:  MIX
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  BE0003656676
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       Receive and consider the Board of Directors'              Non-Voting    No vote
       report on the annual accounts and consolidated
       accounts for the FYE 31 DEC 2008

       Receive and consider the report of the Auditors           Non-Voting    No vote
       on the annual accounts and consolidated accounts
       for the FYE 31 DEC 2008

A.1    Receive the consolidated accounts at 31 DEC               Mgmt          No Action
       2008 and approve the annual accounts at 31
       DEC 2008, that the profit appropriation be
       approved, namely: Profit for the period: +
       5,354,144.24 Euros, profit brought forward:
       + 28,809,848.99 Euros, profit for appropriation:
       = 34,163,993.23 Euros, gross dividend per share(*):
       - 4,918,347.52 Euros, Directors' fees: - 73,922.20
       Euros, Profit to be carried forward: = 29,171,723.51
       Euros, (*) Gross dividend per share of 0.17
       Euros, giving a dividend entitlement net of
       withholding tax of 0.1275 Euros per ordinary
       share and 0.1445 Euros per VVPR share

A.2    Approve that the Directors be granted to release          Mgmt          No Action
       from liability for the discharge of their responsibilities for the FYE 31 DEC 2008

A.3    Approve that the Auditor be granted to release            Mgmt          No Action
       from liability for the discharge of their responsibilities for the FYE 31 DEC 2008

A.4    Approve that the resignation as the Directors             Mgmt          No Action
       of Mr. Edouard Dupont, Mr. Robert Westdijk
       and the SPRL EMSEE, represented by Mr. Marc
       Clockaerts, be accepted and be effective as
       of 31 DEC 2008; that Mr. Etienne Davignon,
       Mr. Guy Paquot, Mr. Jean-Jacques Sioen, Mr.
       Wilfried Vandepoel and the Private Limited
       Company LOUIS VERBEKE SPRL, represented by
       Mr. Louis Verbeke, be re-elected as the Directors
       of the Company for a term of 3 years expiring
       at the close of the AGM 2012

A.5    Appoint Mr. Wilfried Vandepoel and the Private            Mgmt          No Action
       Limited Company LOUIS VERBEKE SPRL, represented
       Louis Verbeke as the Independent Directors
       of the Company within the meaning of Articles
       524.2 and 526bis.2 of the Companies Code; both
       meet all the criteria prescribed by Article
       526ter of the Companies Code; both also meet
       the criteria of independence laid down in the
       Corporate Governance Code 2009; the Company
       LOUIS VERBEKE SPRL, represented by Mr. Louis
       Verbeke, will serve as an Independent Director
       until 05 NOV 2010, at which time it will have
       served for the statutory maximum term of 12
       years, and will then become a Non-Executive
       Director; Mr. Wilfried Vandepoel will serve
       as an Independent Director until 18 MAY 2011
       at which time he will become a Non-Executive
       Director, having served for the same statutory
       maximum term

E.1    Approve that the 2 authorizations granted to              Mgmt          No Action
       the Board of Directors under Articles 620.1
       and 622.2.2 of the Companies Code to purchase
       and dispose of the Company's own shares where
       such purchase or disposal is necessary to avoid
       serious and imminent harm to the Company, be
       renewed for a further period of 2 years

E.2    Amend Article 15 of the Company's Articles of             Mgmt          No Action
       Association to include the new authorization
       as specified in Item 1.1. of the agenda

E.3    Authorize the Board of Directors of the Company,          Mgmt          No Action
       with power of sub-delegation, valid for a period
       of 5 years from 12 MAY 2009, to purchase the
       Company's own shares, provided the fractional
       value of the Company's shares held as portfolio
       assets does not exceed 20% of its authorized
       capital, at a unit price not lower than the
       average of the last 20 closing prices on the
       Euronext Brussels exchange immediately preceding
       the purchase at a maximum premium of 20% or
       a maximum discount of 20%; to the extent permitted
       by Law, this authorization shall apply to all
       market or over-the-counter acquisitions for
       value in the widest sense, this authorization
       supersedes the authorization granted by the
       AGM of 20 MAY 2008, which is cancelled effective
       12 MAY 2009

E.4    Amend Article 19 of the Company's Articles of             Mgmt          No Action
       Association to include therein the requirements
       for the establishment of an Audit Committee
       within the Company in accordance with the Act
       of 17 DEC 2008 establishing an Audit Committee
       in listed Companies and financial Companies,
       by replacing the final subparagraph of that
       Article with the specified words

E.5    Amend Article 21 of the Company's Articles of             Mgmt          No Action
       Association by inserting a new paragraph before
       the final paragraph providing for and formalizing
       the possibility of holding Board of Directors
       meetings by videoconference as follows: the
       Board of Directors may meet by videoconference,
       conference call or any other means of communication;
       the proceedings of and decisions taken at such
       Board of Directors meetings shall be recorded
       in minutes signed by the majority of directors
       who took part in such meetings

E.6    Adopt the terminology by replacing the words              Mgmt          No Action
       annual meeting by the words AGM wherever they
       appear




--------------------------------------------------------------------------------------------------------------------------
 RECTICEL SA, BRUXELLES                                                                      Agenda Number:  701978097
--------------------------------------------------------------------------------------------------------------------------
        Security:  B70161102
    Meeting Type:  EGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  BE0003656676
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Authorize the Board of Directors under Articles           Mgmt          No Action
       620.1 and 622.2.2 of the companies code to
       purchase and dispose of the Company's own shares
       where such purchase or disposal is necessary
       to a void serious and imminent harm to the
       Company, be renewed for a further period of
       2 years

2.     Approve to alter the Article 15 of the Company's          Mgmt          No Action
       Articles of Association to include the new
       authorization as stated in this agenda

3.     Authorize the Board of Directors of the Company,          Mgmt          No Action
       with power of sub delegation, valid for a period
       of 5 years from 12 MAY 2009, to purchase the
       Company's own shares, provided the fractional
       value of the Company's shares held as portfolio
       assets does not exceed 20% of its authorized
       capital, at a unit price not lower than the
       average of the last 20 closing prices on the
       euronext brussels exchange immediately preceding
       the purchase at a maximum premium of 20% or
       a maximum discount of 20% to the extent permitted
       By Law, this authorization shall apply to all
       market or over the-counter acquisitions for
       value in the widest sense; this authorization
       supersedes the authorization granted by the
       AGM of 20 MAY 2008, which is cancelled effective
       12 MAY 2009

4.     Approve to alter the Article 19 of the Company's          Mgmt          No Action
       Articles of Association to include therein
       the requirements for the establishment of an
       Audit Committee within the Company in accordance
       with the act of 17 DEC 2008 establishing an
       Audit Committee in listed Companies and financial
       Companies, by replacing the final subparagraph
       of that Article with the following words: under
       the terms of Article 526bis of the Companies
       code, the Company must establish an audit committee
       within its Board of Directors if it is a listed
       Company within the meaning of Article 4 of
       the code and does not meet the criteria for
       exemption stated in paragraph 3 of Article
       526bis, the Audit Committee shall be composed
       of at least [3] non-executive Members of the
       Board of Directors, at least 1 Member of which
       must be an Independent Director within the
       meaning of Article 526ter of the companies
       code and be qualified in accountancy and auditing
       the Members of the Audit Committee shall be
       appointed for a period determined by the Board
       of Directors in accordance with the eligibility
       criteria in force and may be removed at any
       time, they may be re-appointed to their office;
       the Board of Directors shall determine the
       powers, attributions, operating procedures,
       remuneration or allowances of the Members of
       the Audit Committee

5.     Approve to alter the Article 21 of the Company's          Mgmt          No Action
       Articles of Association by inserting a new
       paragraph before the final paragraph providing
       for and formalizing the possibility of holding
       Board of Directors meetings by videoconference
       as specified

6.     Approve that the terminology be adapted by replacing      Mgmt          No Action
       the words annual meeting by the words AGM wherever
       they appear




--------------------------------------------------------------------------------------------------------------------------
 REDROW PLC, EWLOE, FLINTSHIRE                                                               Agenda Number:  701724557
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7455X105
    Meeting Type:  AGM
    Meeting Date:  05-Nov-2008
          Ticker:
            ISIN:  GB0007282386
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director's report and               Mgmt          For                            For
       financial statements for the YE 30 JUN 2008,
       together with the Auditor's report

2.     Re-appoint Mr. Neil Fitzsimmons as a Director             Mgmt          For                            For

3.     Re-appoint Mr. Colin Lewis as a Director                  Mgmt          For                            For

4.     Re- appoint Mr. Denise Jagger as a Director               Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       External Auditors

6.     Amend the Redrow Long Term Share Incentive Plan           Mgmt          For                            For
       2004

7.     Approve the rules of the Redrow Plc approved              Mgmt          For                            For
       the Company Share Option Plan

8.     Approve the remuneration report for the YE 30             Mgmt          For                            For
       JUN 2008

9.     Authorize the Directors to allot shares up to             Mgmt          For                            For
       an aggregate nominal amount of GBP 5,333,734

10.    Authorize the Directors to disapply pre-emption           Mgmt          For                            For
       rights

11.    Authorize the Company to purchase its own shares          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 REED ELSEVIER NV                                                                            Agenda Number:  701869818
--------------------------------------------------------------------------------------------------------------------------
        Security:  N73430113
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  NL0006144495
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.     To the annual report of the Executive Board               Non-Voting    No vote
       and the Supervisory Board

3.     Adopt the 2008 annual financial statements                Mgmt          For                            For

4.A    Approve release from liability of the Members             Mgmt          For                            For
       of the Executive Board, in accordance with
       Article 31 under 2 of the Articles of Association,
       requested to release the Members of the Executive
       Board from liability for their Management insofar
       as such Management is apparent from the financial
       statements

4.B    Approve the release from liability, in accordance         Mgmt          For                            For
       with Article 31 under 2 of the Articles of
       Association, requested to release the Members
       of the Supervisory Board from liability for
       their supervision insofar as such supervision
       is apparent from the financial statements

5.     Adopt the 2008 annual financial statements by             Mgmt          For                            For
       the General Meeting of Shareholders and in
       accordance with Article 33 under 1 of the Articles
       of Association, the combined Board recommends
       a final dividend of EUR 0.290 per ordinary
       share of EUR 0.07 nominal value, taking into
       account the EUR 0.114 interim dividend per
       ordinary share that was paid on 29 AUG 2008,
       this means that the 2008 total dividend per
       ordinary share amounts to EUR 0.404, the final
       dividend will be payable on 22 MAY 2009 and
       the ordinary shares will trade ex(final) dividend
       from 24 APR 2009

6.     Re-appoint Deloitte Accountants B.V as the External       Mgmt          For                            For
       Auditors in accordance with Article 30 under
       6 of the Articles of Association, conduct the
       audit of the financial statements the Audit
       Committee has conducted a formal review of
       the performance of the External Auditors and
       the effectiveness of the audit. Based on this
       review, and on their subsequent observations
       on the planning and execution of the External
       Audit for the FYE on 31 DEC 2008, until the
       AGM of Shareholders in 2010, the Supervisory
       Board follows this recommendation with the
       support of the Executive Board, the terms and
       conditions applicable to this re-appointment
       will be determined by the Supervisory Board,
       reference is made to the Audit Committee report
       on pages 81 and 82 of the annual reports and
       financial statements 2008

7.A    Re-appoint the Mr. Lord Sharman as the Supervisory        Mgmt          For                            For
       Board

7.B    Re-appoint the Mr. David Reid as the Supervisory          Mgmt          For                            For
       Board

7.C    Re-appoint the Mr. Mark Elliott as the Supervisory        Mgmt          For                            For
       Board

7.D    Re-appoint the Mrs. Dien de Boer-Kruyt as the             Mgmt          Against                        Against
       Supervisory Board

8.     Appoint Mr. Ian Smith as Member of the Executive          Mgmt          For                            For
       Board in accordance with Article 15 under 1
       of the Articles of Association and the Combined
       Board has decided for the time being to fix
       the number of Members of the Executive Board
       at 4 as specified

9.     Grant authority for the acquire shares in the             Mgmt          For                            For
       Company on 24 APR 2008 for a period up to and
       including 30 SEP 2009 in accordance with Article
       9 of the Articles of Association, to again
       grant the Executive Board the authority to
       acquire own shares of the Company through stock
       exchange trading or otherwise, for a period
       of 18 months from the date of the AGM of Shareholders
       and therefore up to and including 21 OCT 2010,
       to the maximum number of shares mentioned in
       Article 9 under 2(b) of the Articles of Association,
       for prices not below the nominal value and
       not exceeding the higher of (a) 105% of the
       average market price of the Company's ordinary
       shares on Euro next Amsterdam during the 5
       trading days immediately preceding the date
       of the re-purchase, (b) the price of the last
       independent trade of an ordinary share of the
       Company on Euro next Amsterdam or (c) the then
       current independent bid for an ordinary share
       of the Company on Euro next Amsterdam, if the
       re-purchase concerns R shares, the price shall
       not be lower than the nominal value and not
       higher than if calculated on the basis of the
       price of the ordinary shares in which they
       can be converted

10.A   Grant authority to issue shares and to grant              Mgmt          For                            For
       rights the to acquire shares in the capital
       of the Company pursuant to a resolution passed
       by the General Meeting of Shareholders on 24
       April 2008, to issue shares and to grant rights
       to subscribe for shares as referred to in Article
       6 of the Articles of Association was extended
       for a period expiring on 30 SEP 2009, to the
       General Meeting of Shareholders, for a period
       of 18 months from the date of the AGM of Shareholders
       and therefore up to and including 21 OCT 2010,
       in accordance with and within the limits of
       Article 6.2 of the Articles of Association;
       to issue shares and grant rights to acquire
       shares in the capital of the Company, provided
       this authority shall be limited to 10% of the
       issued and outstanding share capital of the
       Company at close of trading on Euro next Amsterdam
       on 22 APR 2009, plus an additional 10% of the
       issued and outstanding share capital of the
       Company as per the same date in relation with
       mergers or acquisitions; furthermore and without
       application of the 10% limitation, to issue
       shares in the capital of the Company in so
       far as this would be done to meet obligations
       resulting from the exercise of rights to acquire
       shares under approved (share) option schemes,
       shall be restricted by the limitations provided
       in Article 6.2 of the Articles of Association

10.B   Grant authority to issue shares, and to restrict          Mgmt          For                            For
       preemptive rights, to limit or exclude statutory
       pre-emptive rights to the issuance of shares
       for a period of 18 months from the date of
       the AGM of Shareholders and therefore up to
       and including 21 OCT 2010, in accordance with
       and within the limits of Article 7.4 of the
       Articles of Association, to limit or exclude
       the statutory pre-emptive rights of shareholders
       at an issue of shares or a grant of rights
       to acquire shares in the capital of the Company,
       which is resolved upon by the Combined Board
       pursuant to Item 10a

11.    Other business                                            Non-Voting    No vote

12.    close the meeting                                         Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 REGAL HOTELS INTERNATIONAL HOLDINGS LTD                                                     Agenda Number:  701721652
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7475M121
    Meeting Type:  SGM
    Meeting Date:  22-Oct-2008
          Ticker:
            ISIN:  BMG7475M1212
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to and conditional upon the              Mgmt          For                            For
       granting by the Listing Committee of the Stock
       Exchange of Hong Kong Limited of the listing
       of, and permission to deal in, the Consolidated
       Shares: every 10 existing issued and unissued
       ordinary shares of par value HKD 0.01 each
       in the share capital of the Company be consolidated
       into 1 ordinary share of par value HKD 0.10
       [Consolidated Share] and such consolidation
       shall take effect on the next business day,
       being any day [other than Saturday, Sunday
       or public holiday] on which licensed banks
       in Hong Kong are generally open for business
       throughout their normal business hours, immediately
       following the date on which this resolution
       is passed; the consolidated shares shall rank
       pari passu in all respects with each other
       in accordance with the Memorandum of Association
       and by-laws of the Company; all fractional
       consolidated shares will be disregarded and
       not be issued to the holders of the existing
       ordinary shares of the Company but all fractional
       consolidated shares will be aggregated and,
       if possible, sold for the benefit of the Company;
       and authorize the Directors of the Company
       to do all such acts and things and execute
       all such documents, including under the seal
       of the Company, where applicable, as they consider
       necessary or expedient to implement and give
       effect to the arrangements as set out in this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 REGUS GROUP PLC, CHERTSEY                                                                   Agenda Number:  701704101
--------------------------------------------------------------------------------------------------------------------------
        Security:  G74844104
    Meeting Type:  OGM
    Meeting Date:  24-Sep-2008
          Ticker:
            ISIN:  GB0033671222
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE RESOLUTIONS ARE ALL INTER-CODITIONAL Non-Voting    No vote
       AND SO IN ORDER TO IMPLEMENT THE PROPOSALS
       REFERRED TO IN CIRCULAR IN FULL, YOU SHOULD
       VOTE IN FAVOUR OF ALL THE RESOLUTIONS PROPOSED.
       THANK YOU

S.1    Approve the scheme of arrangements and certain            Mgmt          For                            For
       matters related to its implementation

S.2    Approve the reduction of capital of Regus Group           Mgmt          For                            For
       Plc

S.3    Approve the reduction of share premium of Regus           Mgmt          For                            For
       Plc

S.4    Approve the Memorandum  and Articles of Association       Mgmt          For                            For
       of Regus Plc

5.     Approve the adoption by Regus Plc of the Regus            Mgmt          For                            For
       Plc Co-Investment Plan

6.     Approve the adoption by Regus Plc of the Regus            Mgmt          For                            For
       Plc Value Creation Plan

7.     Approve the adoption by Regus Plc of the Regus            Mgmt          For                            For
       Plc Share Option Plan




--------------------------------------------------------------------------------------------------------------------------
 REGUS GROUP PLC, CHERTSEY                                                                   Agenda Number:  701705963
--------------------------------------------------------------------------------------------------------------------------
        Security:  G74844104
    Meeting Type:  CRT
    Meeting Date:  24-Sep-2008
          Ticker:
            ISIN:  GB0033671222
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION FOR THIS MEETING TYPE. PLEASE CHOOSE
       BETWEEN "FOR" AND "AGAINST" ONLY. SHOULD YOU
       CHOOSE TO VOTE ABSTAIN FOR THIS MEETING THEN
       YOUR VOTE WILL BE DISREGARDED BY THE ISSUER
       OR ISSUERS AGENT

1.     Approve the scheme of arrangement proposed to             Mgmt          For                            For
       be made between the Company and the Holders
       of Old Regus Ordinary Shares




--------------------------------------------------------------------------------------------------------------------------
 REGUS PLC, ST HELIER                                                                        Agenda Number:  701921341
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7477W101
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  JE00B3CGFD43
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the consolidated financial statements             Mgmt          For                            For
       and the annual accounts of the Company for
       the FYE 31 DEC 2008

2.     Approve the standalone financial statements               Mgmt          For                            For
       and the accounts of the Company for the FYE
       31 DEC 2008

3.     Receive the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

4.     Grant discharge to the Directors in respect               Mgmt          For                            For
       of certain duties owed to shareholders under
       Luxembourg Law during the FYE 31 DEC 2008

5.     Approve the allocation of the net profit of               Mgmt          For                            For
       the Company for the net profit of the Company
       for the YE 31 DEC 2008 on the following basis,
       as more fully set out in the convening notice:
       A) 0.83% is to be allocated to the legal reserve
       of the Company; B) a final dividend of 1.2
       pence per ordinary share is to be paid to shareholders;
       and C) the balance is to be allocated to the
       Company's retained earnings account

6.     Approve the re-appointment of KPMG Audit S.a.r.l.         Mgmt          For                            For
       as the Independent Auditors of the Company,
       until the conclusion of the AGM to be held
       in MAY 2010

7.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of KPMG Audit S.a.r.l. as the Independent Auditors

8.     Re-elect Mr. John Matthews as a Director of               Mgmt          For                            For
       the Company for a term of up to 6 years

9.     Re-elect Mr. Stephen Gleadle as a Director of             Mgmt          For                            For
       the Company for a term of up to 6 years

10.    Re-elect Mr. Martin Robinson as a Director of             Mgmt          For                            For
       the Company for a term of up to 6 years

11.    Re-elect Mr. Lance Browne as a Director of the            Mgmt          For                            For
       Company for a term of up to 6 years

12.    Re-elect Mr. Ulrich Ogiermann as a Director               Mgmt          For                            For
       of the Company for a term of up to 6 years

13.    Re-elect Mr. Douglas Sutherland as a Director             Mgmt          For                            For
       of the Company for a term of up to 6 years

14.    Authorize the Directors to allot ordinary shares,         Mgmt          Against                        Against
       as specified

15.    Authorize the Company to hold as treasury shares          Mgmt          For                            For
       any shares purchased or contracted to be purchased
       pursuant to the authority granted in Resolution
       20, as specified

16.    Approve the waiver granted by The Panel on Takeovers      Mgmt          For                            For
       and Mergers [the Panel] of the obligation that
       would otherwise arise pursuant to Rule 9 of
       the City Code on Takeovers and Mergers [Rule
       9] for Mr. Mark Dixon [or any entity through
       which Mr. Dixon holds shares in the Company]
       to make a general offer for the remaining issued
       share capital as a result of market purchases
       of ordinary shares by the Company that would
       take Mr. Dixon's shareholding to a level above
       his current interest of 37.98% up to a maximum
       of 39.99% as specified

17.    Approve the waiver granted by the Panel of the            Mgmt          For                            For
       obligation that would otherwise arise, pursuant
       to Rule 9, for Mr. Mark Dixon [or any entity
       through which Mr. Dixon holds shares in the
       Company] to make a general offer for the remaining
       issued share capital as result of the exercise
       of any of the 2009 MAR CIP Options, as specified

S.18   Approve that a general meeting other than an              Mgmt          Against                        Against
       AGM may be called not less than 16 clear days
       notice or such shorter periods as may be permitted
       by the Applicable Companies Laws [as specified
       in the Company's Memorandum and Articles of
       Association]

S.19   Authorize the Secretary or any Director of the            Mgmt          For                            For
       Company to make, from time to time, all necessary
       amendments to the provisions of the Company's
       Memorandum and Articles of Association which
       state the Company's issued share capital, as
       specified

S.20   Grant authority to purchase of own shares, as             Mgmt          For                            For
       specified

S.21   Approve the disapplication of pre-emption rights,         Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 REGUS PLC, ST HELIER                                                                        Agenda Number:  701919500
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7477W101
    Meeting Type:  EGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  JE00B3CGFD43
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Articles 54.90(A), 132 and the French           Mgmt          For                            For
       translation of the Memorandum and Articles
       of Association of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 REMY COINTREAU SA, COGNAC                                                                   Agenda Number:  701678483
--------------------------------------------------------------------------------------------------------------------------
        Security:  F7725A100
    Meeting Type:  MIX
    Meeting Date:  16-Sep-2008
          Ticker:
            ISIN:  FR0000130395
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 31 MAR 2008, as presented;
       income for the financial year: EUR 106,875,406.24

O.2    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and the income for the FY be appropriated
       as follows: distributable income: EUR 264,817,472.24,
       legal reserve: EUR 89,438.56, dividends: EUR
       60,526,430.90, retained earnings: EUR 204,201,602.78,
       in the event that the Company holds some of
       its own shares on such date, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account,
       as required by law; authorize the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities; there
       were no expenses and charges that were not
       tax deductible during the fiscal year

O.3    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said YE, in the
       form presented to the meeting; consolidated
       earnings for the FY: EUR 98,351,000.00

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L.225.38
       of the French Commercial Code, approve the
       Agreements referred to therein

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L.225.42.1
       of the French Commercial Code, approve the
       said report and the agreements referred to
       therein

O.6    Grant permanent discharge to the Board of Directors       Mgmt          For                            For
       for the performance of their duties during
       the said FY

O.7    Approve to renew the appointment of Mr. Dominique         Mgmt          Against                        Against
       Heriard Dubreuil as a Director for a 3 year
       period

O.8    Approve to renew the appointment of Sir Brian             Mgmt          Against                        Against
       Ivory as a Director for a 3 year period

O.9    Appoint Mr. Patrick Thomas as a Director for              Mgmt          For                            For
       a 3 year period

O.10   Approve to renew the appointment of the Company           Mgmt          For                            For
       Auditeurs ET Conseils Associes as the Auditor
       for a 6 year period

O.11   Appoint Mr. Olivier Lelong as a Deputy Auditor            Mgmt          For                            For
       for a 6 year period

O.12   Approve to award total annual fees of EUR 320,000.00      Mgmt          For                            For
       to the Board of Directors

O.13   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions: maximum purchase price:
       EUR 60.00, maximum number of shares to be acquired:
       10% of the share capital, maximum funds invested
       in the Share Buybacks: EUR 250,810,440.00;
       [Authority expires after 18 months]; and this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 31 JUL 2007 in its Resolution 10
       and to take all necessary measures and accomplish
       all necessary formalities

O.14   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of the meeting
       to carry out all filings, publications and
       other formalities prescribed by the law

E.15   Grant authority to the Board of Directors to              Mgmt          For                            For
       reduce the share capital, on 1 or more occasions
       and its sole discretion, by canceling all or
       part of the Company's in connection with a
       Stock Repurchase Plan, up to a maximum of 10%
       of the share capital over a 24 month period,
       [Authority expires after 18 months]; to charge
       the share issuance costs against the Related
       Premiums; this authorizations supersedes the
       fraction unused of the authorization granted
       by the shareholders' meeting of 31 JUL 2007
       in its Resolution 14

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in 1 or more occasions,
       and its sole discretion up to a maximum nominal
       amount of EUR 30,000,000.00, by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by law and under the by laws, to be carried
       out through the issue of bonus shares or the
       raise of the par value of the existing shares
       or by utilizing all or some of these methods,
       successfully or simultaneously, the amount
       shall count against the overall value set forth
       in Resolution 15 and 16 of the shareholder's
       meeting dated 31 JUL 2007 and to take all necessary
       measures and accomplish all necessary formalities;
       this authorizations supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 27 JUL 2006 in its
       Resolution 20

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital; [Authority
       expires after 26 months]; the shareholders'
       meeting decides to cancel the shareholders'
       preferential subscription rights, this amount
       shall count against the overall value set forth
       in Resolution 15 and 16 of the shareholder's
       meeting dated 31 JUL 2007; and to take all
       necessary measures and accomplish all necessary
       formalities; this authorizations supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 27 JUL 2006
       in its Resolution 21

E.18   Authorize the Board of Directors to grant for             Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the employees or the Corporation
       officers of the Company and related Companies,
       they may not represented mote than 2% of the
       share capital; [Authority expires after 38
       months]; the shareholders' meeting decides
       to cancel the shareholders' preferential subscription
       rights, this amount shall count against the
       overall value set forth in Resolution 15 and
       16 of the shareholder's meeting dated 31 JUL
       2007; and to charge the share issuance costs
       against the related premiums; this authorizations
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 28
       JUL 2005

E.19   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, and its
       sole discretion, in favour of employees and
       Corporation officers of the Company who are
       Members of a Company savings plan; [Authority
       expires after 26 months] for a nominal amount
       that shall not exceed EUR 1,400,000.00; the
       shareholders' meeting decides to cancel the
       shareholders' preferential subscription rights,
       this amount shall count against the overall
       value set forth in Resolution 15 and 16 of
       the shareholder's meeting dated 31 JUL 2007;
       and to take all necessary measures and accomplish
       all necessary formalities; and to charge the
       share issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one tenth of
       the new capital after each increase

E.20   Approve the report of the Board of Directors,             Mgmt          Against                        Against
       the various delegations given to it at the
       present meeting shall be used in whole or in
       part in accordance with the legal provisions
       in force, during periods when cash or Stock
       Tender offers are in effect for the Company's
       shares for a 18- month period, starting from
       the date of the present meeting

E.21   Authorize the Board of Directors to charge the            Mgmt          For                            For
       share issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one tenth of
       the new capital after each increase

E.22   Amend the Article 8 of the Bylaws                         Mgmt          For                            For

E.23   Approve the duration of the term of office of             Mgmt          For                            For
       censors shall be 1 year and consequently, and
       amend Article 21 of the Bylaws

E.24   Amend the Article 23 of the Bylaws                        Mgmt          For                            For

E.25   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by the law




--------------------------------------------------------------------------------------------------------------------------
 RENEWABLE ENERGY CORPORATION AS, HOVIK                                                      Agenda Number:  701935631
--------------------------------------------------------------------------------------------------------------------------
        Security:  R7199U100
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  NO0010112675
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 543236 DUE TO SPLITTING OF RESOLUTION 7.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting by the Chairman of the             Mgmt          For                            For
       Board and registration of attending Shareholders

2.     Elect Mr. Thomas Aanmoen as the Chairman of               Mgmt          For                            For
       the meeting, Mr. Reidar Lund is elected to
       co-sign the minutes with the Chairman

3.     Approve the notice of the meeting and the agenda          Mgmt          For                            For

4.     Approve the remuneration for the period between           Mgmt          For                            For
       19 MAY 2008 to 19 MAY 2009 for the Chairman
       of the Board, Board Members, Members of the
       Board Committees and Members of the Nomination
       Committee is [all amounts in NOK] as specified

5.     Approve the Auditor's remuneration of NOK 2,240,000       Mgmt          For                            For
       for the audit work with the annual accounts
       of Renewable Energy Corporation ASA for the
       accounting year of 2008

6.     Approve the annual financial statements and               Mgmt          For                            For
       the annual report from the Board for 2008 and
       the profit for 2008 shall be distributed to
       other equity and that dividend will not be
       paid for the FY

7.1    Approve the statement of the Board regarding              Mgmt          For                            For
       compensation to leading employees

7.2    Approve the statement of the Board regarding              Mgmt          For                            For
       the stock option program

8.     Amend the last sentence of Section 5 of the               Mgmt          For                            For
       Articles of Association as follows: "The Board
       Members are elected for a period of one year
       at the time"

9.     Authorize the Board to increase the share capital         Mgmt          Against                        Against
       by up to NOK 49,000,000 in one or more share
       issues for the purpose of ensuring that the
       Company has sufficient financial flexibility
       with respect to capital expenditure and related
       working capital requirements and acquisitions;
       the authority also includes capital increases
       in connection with mergers; and to increase
       the share capital by maximum NOK 100,000,000
       in one or more share issues for the purpose
       of fulfilling the obligations of the Company
       under the Share Purchase Program for the employees;
       the subscription price and subscription terms
       shall be decided by the Board in connection
       with each share issue, taking into consideration
       the Company's requirements and the shares'
       market value at the relevant time shares may
       be issued for contribution in form of cash
       or by transfer of other assets [contribution
       in kind]; existing shareholder's pre-emptive
       rights to subscribe for Shares may be waived
       by the Board upon exercise of these authorities;
       these authorities replace all previous authorities
       to issue Shares; [Authority expires at the
       AGM in 2010, but in any case not later than
       15 months from the date of this General Meeting];
       and to make necessary changes to the Articles
       of Association upon exercise of these authorities

10.    Authorize the Board to acquire shares in Renewable        Mgmt          For                            For
       Energy Corporation ASA, on behalf of the Company,
       for one or more of the following purposes:
       in order to maximize the return for the shareholders;
       fulfillment of the Company's obligations under
       the Share Purchase Program for the employees;
       in connection with the Long Term Incentive
       Plan of the Company [LTIP 2007]; the authority
       covers purchase of up to 10% of the face value
       of the share capital of the Company, refer
       the Act Sections 9-2 and 9-3; shares may be
       acquired at minimum NOK 10 per share and maximum
       NOK 500 per share; the shares shall be acquired
       and disposed of through ordinary purchase and
       sale; [Authority is valid until the AGM in
       2010 or until it is revoked by a general meeting
       resolution passed with simple majority], the
       decision shall be notified to and registered
       by the Norwegian Registry of Business Entities
       prior to acquiring any shares pursuant to the
       authority

11.    Authorize the Board to raise one or more loans            Mgmt          For                            For
       where the Creditor is entitled to require issue
       of shares in order to ensure that the Company
       has sufficient financial flexibility with respect
       to capital expenditures and related working
       capital requirements and/or mergers and acquisitions;
       the loans shall not exceed a total amount of
       NOK 49,000,000, and the share capital increase
       shall not exceed NOK 49,000,000; the conditions
       for the loans shall be determined by the Board
       at each subscription with regard to the need
       of the Company and the market price of the
       shares at that time, existing shareholders'
       pre-emptive rights to subscribe for Shares
       may be waived by the Board upon exercise of
       the authority; [Authority shall expire at the
       AGM in 2010 but in any event not later than
       15 months from the date of this general meeting];
       and to make necessary changes to the Articles
       of Association in relation to execution of
       the authority

12.1   Elect Mr. Dag Opedal as a new Director                    Mgmt          For                            For

12.2   Elect Ms. Grace Skaugen as a new Director                 Mgmt          For                            For

12.3   Elect Mr. Hilde Myrberg as a new Director                 Mgmt          For                            For

12.4   Elect Mr. Odd Hansen as a new Director                    Mgmt          For                            For

13.1   Elect Mr. Torkild Nordberg [Committee Chair]              Mgmt          For                            For
       as a Member of Nominating Committee

13.2   Elect Mr. Christian Berg as a Member of Nominating        Mgmt          For                            For
       Committee




--------------------------------------------------------------------------------------------------------------------------
 RENEWABLE ENERGY CORPORATION AS, HOVIK                                                      Agenda Number:  701971245
--------------------------------------------------------------------------------------------------------------------------
        Security:  R7199U100
    Meeting Type:  EGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  NO0010112675
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting by the Chairman of the             Mgmt          For                            For
       Board and registration of attending shareholders
       and proxies

2.     Elect Mr. Thomas Aanmoen as a Chairman of the             Mgmt          For                            For
       meeting and at least 1 person to sign the minutes
       together with the Chairman

3.     Approve the notice of the meeting and the agenda          Mgmt          For                            For

4.     Approve to increase the share capital with minimum        Mgmt          For                            For
       NOK 40,000,000 and maximum NOK 400,000,000,
       from NOK 494,314,725 to minimum NOK 534,314,725
       and maximum NOK 894,314,725, by issuance of
       between 40,000,000 and 400,000,000 new shares
       of nominal value NOK 1 each the final number
       of shares to be issued shall be determined
       by the Board prior to start of the subscription
       period; the Company's shareholders as per 05
       JUN 2009 shall have preferential rights to
       subscribe for the new shares Tradable subscription
       rights will be issued Oversubscription and
       subscription without subscription rights is
       permitted; the Company shall issue a prospectus
       approved by Oslo Bors in connection with the
       capital increase unless the Board decides otherwise,
       the prospectus shall not be registered with
       or approved by any foreign authorities other
       than Oslo Bors the new shares cannot be subscribed
       for by investors in jurisdictions in which
       it is not permitted to offer new shares to
       the investors in question without the registration
       or approval of the prospectus [unless such
       registration or approval has taken place pursuant
       to a resolution by the Board] with respect
       to any shareholder not entitled to subscribe
       for new shares due to limitations imposed by
       laws or regulations of the jurisdiction where
       such shareholder is a resident or citizen,
       the Company [or someone appointed by it] may
       sell such shareholder's subscription rights
       against transfer of the net proceeds from such
       sale to the shareholder; the allocation criteria
       shall apply as specified: allocation will be
       made to subscribers in accordance with held
       [granted or acquired) subscription rights used
       to subscribe for new shares in the subscription
       period each subscription right will give the
       right to subscribe for and be allocated one
       (1) New Share; If not all subscription rights
       are used in the subscription period, subscribers
       having used their subscription rights and who
       have over-subscribed will have the right to
       be allocated remaining new shares on a pro
       rata basis in accordance with Section 10-4
       of the Norwegian Public Companies Act in the
       event that pro rata allocation is not possible
       due to the number of remaining new shares,
       the Company will determine the allocation by
       lot drawing; any remaining new shares not allocated
       pursuant to the criteria in items 4.1 and 4.2
       above will be allocated to subscribers not
       holding subscription rights allocation will
       be sought made pro rata based on the relevant
       subscription amounts, provided such allocations
       may be rounded down to the nearest round lot,
       which is 200 Shares; any remaining New Shares
       not allocated pursuant to the above allocation
       criteria will be subscribed by and allocated
       to members of the Underwriting Syndicate to
       the extent these have not fulfilled their underwriting
       obligations through subscription for shares
       in the subscription period, based on and in
       accordance with their respective underwriting
       obligations; the subscription price in the
       rights issue shall be between NOK 10 and NOK
       100 per share the final subscription price
       shall be determined by the Board prior to the
       commencement of the subscription period; the
       subscription period shall commence on 12 JUN
       2009 as specified on 26 JUN 2009, provided
       however, that the subscription period if the
       prospectus is not approved in time to maintain
       this subscription period shall commence on
       the second trading day on Oslo Bors after such
       approval has been obtained and end as specified
       on the 14th day thereafter any shares not subscribed
       for within the subscription period and which
       thus will be allocated to the underwriters
       shall be subscribed for by these within 5 business
       days after expiry of the subscription period
       ; the due date for payment for the new shares
       is 06 JUL 2009 or 10 days after the expiry
       of the subscription period if the subscription
       period is postponed according to sub-item 6
       above when subscribing for shares, subscribers
       domiciled in Norway must grant DNB NOR Bank
       ASA a specific power of attorney to debit a
       stated bank account in Norway for an amount
       equal to the allotted number of shares upon
       allotment, the manager will debit the subscriber's
       account for the allotted amount the debit will
       take place on or around 06 JUL 2009 payment
       by subscribers not domiciled in Norway and
       subscribers domiciled in Norway who subscribe
       for NOK 5 million or more shall be made to
       a separate bank account; the new shares will
       give full shareholder rights in the Company,
       including the right to dividends, from the
       time the share capital increase is registered
       with the Norwegian Register of Business Enterprises;
       Section 4 of the Company's Articles of Association
       shall be amended to reflect the new share capital
       and number of shares following the share capital
       increase ; as consideration for the underwriting
       guarantee established through separate agreement
       with an underwriting syndicate, which on certain
       customary conditions will subscribe for all
       shares not subscribed for and allotted in the
       rights issue, an amount equal to between 2.5%
       and 3.5%[final amount to be determined by the
       Board] of the guaranteed amount will be paid
       to the members of the underwriting syndicate

5.     Authorize the Board to raise one or more convertible      Mgmt          For                            For
       loans or loans with warrants, CF the Public
       Limited Liability Companies Act section 11-1,
       in order to ensure financial flexibility, including
       in connection with capital expenditures and/or
       mergers and acquisitions the loans shall not
       exceed a total principal amount of NOK 6,000,000,000
       the share capital increase shall not exceed
       NOK 60,000,000 the conditions for the loans
       shall be determined by the Board at each subscription
       with regard to the need of the Company and
       the market price of the shares at that time
       existing shareholders' pre-emptive rights to
       subscribe for shares may be waived by the Board
       upon exercise of the authority this authority
       to raise a convertible loan replaces the authority
       to raise a convertible loan granted the Board
       at the General Meeting held on 19 MAY 2009
       [Authority shall expire at the AGM in 2010
       but in any even not later than 15 months from
       the date of this General Meeting]; to make
       necessary changes to the Articles of Association
       upon conversion of loans issued pursuant to
       the authority

6.     Authorize the Board to increase the share capital         Mgmt          For                            For
       by maximum NOK 60,000,000 in one or more share
       issues in order to improve the Company's financial
       flexibility, including in connection with capital
       expenditures and acquisitions the authority
       also includes capital increases in connection
       with mergers and share issues to employees
       the subscription price and subscription terms
       shall be decided by the Board in connection
       with each share issue, taking into consideration
       the Company's requirements and the shares'
       market value at the relevant time shares may
       be issued for contribution in form of cash
       or by transfer of other assets[contribution
       in kind] existing shareholder's pre-emptive
       rights to subscribe for shares may be deviated
       from by the Board upon exercise of this authorization
       this authority replaces the authority given
       on 19 MAY 2009 to issue 49,000,000 shares to
       ensure that the Company has sufficient financial
       flexibility with respect to capital expenditure
       and related working capital requirements and
       acquisitions [Authority expires at the AGM
       in 2010, but in any case not later than 15
       months from the date of this General Meeting];
       to make necessary changes to the Articles of
       Association upon exercise of this authority




--------------------------------------------------------------------------------------------------------------------------
 RENGO CO.,LTD.                                                                              Agenda Number:  702001291
--------------------------------------------------------------------------------------------------------------------------
        Security:  J64382104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3981400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 RENISHAW PLC, GLOUCESTERSHIRE                                                               Agenda Number:  701683989
--------------------------------------------------------------------------------------------------------------------------
        Security:  G75006117
    Meeting Type:  AGM
    Meeting Date:  10-Oct-2008
          Ticker:
            ISIN:  GB0007323586
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the reports of the Directors,           Mgmt          For                            For
       the Auditors and the financial statements for
       the YE 30 JUN 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Re-elect Mr. A.C.G. Roberts as a Director of              Mgmt          For                            For
       the company, who is retiring by rotation

4.     Re-elect Mr. G. McFarland as a Director of the            Mgmt          For                            For
       Company, who is retiring by rotation

5.     Elect Mr. W.H. Whiteley as a Director of the              Mgmt          For                            For
       Company

6.     Approve the Directors' remuneration report contained      Mgmt          For                            For
       in the annual report 2008

7.     Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          Against                        Against
       the Company and authorize the Directors to
       determine their remuneration

S.8    Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of up to 7,278,854 ordinary shares of 20p each
       in the capital of the Company, at a minimum
       price of 20p and up to 105% of the average
       of the middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 10 business
       days; [Authority expires the earlier of the
       conclusion of the AGM to be held in 2009 and
       31 DEC 2009]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.9    Adopt the Articles of Association produced to             Mgmt          For                            For
       the meeting as specified as the Articles of
       Association of the Company in substitution
       for, and to the exclusion of, the existing
       Article of Association

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 RENOWN INCORPORATED                                                                         Agenda Number:  701951053
--------------------------------------------------------------------------------------------------------------------------
        Security:  J64426109
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3980800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions, Adopt Reduction
       of          Liability System for Outside Directors,
       Adopt Reduction of Liability System   for Outside
       Auditors

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3.5    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 RESORTTRUST,INC.                                                                            Agenda Number:  702006215
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6448M108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3974450003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

6      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RHI AG, WIEN                                                                                Agenda Number:  701947078
--------------------------------------------------------------------------------------------------------------------------
        Security:  A65231101
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  AT0000676903
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of annual statement              Mgmt          No Action
       of accounts for the Company and the Corporate
       Group including the report of the Supervisory
       Board

2.     Approve the appropriation of net profits                  Mgmt          No Action

3.     Approve the activities undertaken by the Board            Mgmt          No Action
       of Director and the Supervisory Board

4.     Approve the remuneration for the Supervisory              Mgmt          No Action
       Board

5.     Elect the balance sheet Auditor and the Group             Mgmt          No Action
       Auditor

6.     Authorize the Company to acquire own shares               Mgmt          No Action
       up to a maximum extent of 12,000 shares in
       order to provide them to the Employees, the
       Managers and the Members of Board of Director
       of the Company or of an affiliated enterprise

7.     Authorize the Company to acquire own shares               Mgmt          No Action
       up to a maximum extent of 3,780,703 shares
       at a price of not more than 15% above or below
       average market prices during a period of 20
       days preceding the acquisition; this authorization
       shall be valid for a period of 30 months starting
       the day of approval; furthermore, the Board
       of Directors shall be entitled to sell own
       shares other than via the se or by public tender,
       the Board of Directors shall be entitled to
       reduce the equity capital by up to EUR 27,475,437.47
       by withdrawing up to 3,780,703 own common bearer
       shares without any further resolution by a
       meeting; the Supervisory Board shall be entitled
       to decide upon alterations of the Articles
       resulting from this withdrawal

8.a    Amend  the Articles: Paragraph 23                         Mgmt          No Action

8.b    Amend the Articles: Paragraph 24                          Mgmt          No Action

8.c    Amend the Articles: Paragraph 26                          Mgmt          No Action

9.     Elect the Supervisory Board                               Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 RHJ INTERNATIONAL SA, BRUXELLES                                                             Agenda Number:  701668432
--------------------------------------------------------------------------------------------------------------------------
        Security:  B70883101
    Meeting Type:  EGM
    Meeting Date:  16-Sep-2008
          Ticker:
            ISIN:  BE0003815322
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE IN THE EVENT THE MEETING IS UNABLE            Non-Voting    No vote
       TO PROCEED ON RESOLUTIONS 1 TO 3 DUE TO NOT
       MEETING THE 50% QUORUM, THERE WILL BE A SECOND
       CALL ON 16 SEP 2008 AT 4 PM. CONSEQUENTLY,
       YOUR VOTING INSTRUCTIONS WILL REMAIN VALID
       FOR ALL CALLS UNLESS THE AGENDA IS AMENDED.
       PLEASE BE ALSO ADVISED THAT YOUR SHARES WILL
       BE BLOCKED UNTIL THE QUORUM IS MET OR THE MEETING
       IS CANCELLED. THANK YOU.

1.     Approve to renew, for a duration commencing               Mgmt          No Action
       on the date of the EGM and ending on 26 APR
       2010, the authorization set forth in Indent
       5 of Article 8 of the Articles of Association,
       and to replace, as a result of this resolution,
       such Indent 5 with the specified text

2.     Approve to renew, with effect as at the date              Mgmt          No Action
       of the EGM and for a duration of 18 months,
       the share buy-back authorization set forth
       in Indent 1 of Article 12 of the Articles of
       Association, and to replace, as a result of
       this resolution, Indent 2 of Article 12 with
       the specified text; it being specified, insofar
       as necessary, that the authorizations related
       to the share buy-back authorization as these
       are set forth in Indents 3 and 4 of Article
       12 will continue to apply

3.     Approve to renew, with effect as at the date              Mgmt          No Action
       of publication, in the Belgian Official Gazette,
       of an extract of the minutes of the EGM and
       for a duration of 3 years, the share buy-back
       authorization set forth in Indent 5 of Article
       12 of the Articles of Association, and to replace,
       as a result of this resolution, such Indent
       5 with the specified text

4.     Authorize the General Counsel, with right of              Mgmt          No Action
       substitution, for the restatement of the Articles
       of Association as a result of the amendments
       set forth in the Resolutions 1, 2 and 3 and
       for the fulfillment of any other formalities
       necessary or useful in connection with such
       amendments




--------------------------------------------------------------------------------------------------------------------------
 RHJ INTERNATIONAL SA, BRUXELLES                                                             Agenda Number:  701685680
--------------------------------------------------------------------------------------------------------------------------
        Security:  B70883101
    Meeting Type:  AGM
    Meeting Date:  16-Sep-2008
          Ticker:
            ISIN:  BE0003815322
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       Presentation of the consolidated and non-consolidated     Non-Voting    No vote
       reports by the Board of Directors on the FYE
       31 MAR 2008

       Presentation of the consolidated and non-consolidated     Non-Voting    No vote
       reports by the Statutory Auditor on the FYE
       31 MAR 2008

       Presentation of the consolidated financial statements     Non-Voting    No vote
       for the FYE 31 MAR 2008

1.     Approve the non-consolidated financial statements         Mgmt          No Action
       for the FYE 31 MAR 2008, including the following
       allocation of results: Loss for the FY: - JPY
       [5,678] million; Profit carried forward from
       the preceding FY: + JPY 3,956 million; Result
       to be allocated: - JPY (1,722) million Loss
       to be carried forward: - JPY (1,722) million

2.     Grant discharge and release to Messrs. D. Ronald          Mgmt          No Action
       Daniel, Timothy C. Collins, Leonhard Fischer,
       Harvey Golub, Victor Halberstadt, Bjorn Konig,
       Jun Makihara, Lord Jacob Rothschild and Jeremy
       W. Sillem for the performance of their duties
       as Directors during the FYE 31 MAR 2008

3.     Grant a discharge and release to KPMG Reviseurs           Mgmt          No Action
       D'Entreprises [represented by Mr. Benoit Van
       Roost, partner] for the performance of their
       duties during the FYE 31 MAR 2008

4.     Re-appoint Mr. Timothy C. Collins as a Director           Mgmt          No Action
       until immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

5.     Re-appoint Mr. D. Leonhard Fischer as a Director          Mgmt          No Action
       until immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

6.     Re-appoint Mr. D. Ronald Daniel as a Director             Mgmt          No Action
       until immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

7.     Re-appoint Mr. Harvey Golub as a Director until           Mgmt          No Action
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

8.     Re-appoint Mr. Bjorn Konig as a Director until            Mgmt          No Action
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

9.     Re-appoint Mr. Jun Makihara as a Director until           Mgmt          No Action
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

10.    Re-appoint Mr. Jeremy W. Sillem as a Director             Mgmt          No Action
       until immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

11.    Appoint Dr. Mathias Dopfner as a Director until           Mgmt          No Action
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

12.    Appoint Mr. Gerd Hausler as a Director until              Mgmt          No Action
       immediately after the Annual Shareholders'
       Meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

13.    Approve the granting to Messrs. Harvey Golub,             Mgmt          No Action
       Bjorn Konig, Jun Makihara, Jeremy W. Sillem,
       Mathias Dopfner and Gerd Hausler, of a fixed
       remuneration of EUR 100,000 per year as compensation
       for their services as Directors during each
       relevant FY

14.    Approve the granting to Mr. D. Ronald Daniel              Mgmt          No Action
       of a fixed remuneration of EUR 250,000 per
       year as compensation for his services as Director
       during each relevant FY

15.    Acknowledge that Messrs. Bjorn Konig, Jun Makihara,       Mgmt          No Action
       Jeremy W. Sillem and Mathias Dopfner comply
       with the family and financial criteria of independence
       set out in Article 524 Section 4, second indent
       of the Belgian Companies Code

16.    Acknowledge that none of the criteria specified           Mgmt          No Action
       in Article 524 Section 4, second indent, 2
       and 3 of the Belgian Companies Code and which
       would otherwise prevent them from being independent,
       are met by Messrs. Bjorn Konig, Jun Makihara,
       Jeremy W. Sillem and Mathias Dopfner

17.    Acknowledge that, in the opinion of the Company,          Mgmt          No Action
       Messrs. Bjorn Konig, Jun Makihara, Jeremy W.
       Sillem and Mathias Dopfner do not have any
       relationship with a Company which could compromise
       their independence

18.    Re-appoint KPMG Reviseurs d'Entreprises [represented      Mgmt          No Action
       by Mr. Benoit Van Roost, partner] as the Statutory
       Auditor for review of the consolidated financial
       statements and for a period of 3 years until
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       consolidated financial statements for the FYE
       31 MAR 2011

19.    Approve, pursuant to Article 556 of the Belgian           Mgmt          No Action
       Companies Code, any provision granting to the
       holders of any bonds, [mandatory] convertible
       bonds or notes that the Company may issue within
       the 12 months this annual shareholders meeting,
       in 1 or several offerings and trenches, denominated
       either in EUR, USD or JPY, with a maturity
       or maturities not exceeding 30 years, for a
       maximum amount of EUR 1bn [or the USD or JPY
       equivalent thereof], the right to obtain the
       redemption of the bonds, [mandatory] convertible
       bonds or notes for an amount not in excess
       of 110% of principal amount plus accrued and
       unpaid interest, in the event of a change of
       control of the Company, as may be provided
       in the terms and conditions relating to such
       bonds, [mandatory] convertible bonds or notes,
       any such issue of bonds, [mandatory] convertible
       bonds or notes shall be disclosed through a
       press release, which shall summarize the applicable
       change of control provision and mention the
       total amount of bonds, [mandatory] convertible
       bonds or notes already issued by the Company
       and subject to a change of control provision
       approved under the present resolution




--------------------------------------------------------------------------------------------------------------------------
 RHOEN KLINIKUM AG, BAD NEUSTADT                                                             Agenda Number:  701930871
--------------------------------------------------------------------------------------------------------------------------
        Security:  D6530N119
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  DE0007042301
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 20 MAY 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report as well
       as the report by the Board of Managing Directors
       pursuant to Sections 289[4 ] and 315[4] of
       the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 36,288.000 as follows: payment
       of a dividend of EUR 0.35 per no-par share
       ex-dividend and payable date: 11 JUN 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2009 FY and               Mgmt          For                            For
       the interim half- year financial statements:
       PricewaterhouseCoopers AG, Frankfurt

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the Company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at prices not deviating more than
       15% from the market price, during the next
       18 months, the Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than the Stock Exchange or
       a rights offering if they are sold at a price
       not materially below their market price, to
       use the shares for acquisition purposes, and
       to retire the shares




--------------------------------------------------------------------------------------------------------------------------
 RIGHT ON CO.,LTD.                                                                           Agenda Number:  701760729
--------------------------------------------------------------------------------------------------------------------------
        Security:  J64748106
    Meeting Type:  AGM
    Meeting Date:  18-Nov-2008
          Ticker:
            ISIN:  JP3965600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Statutory Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 RIKEN CORPORATION                                                                           Agenda Number:  702004689
--------------------------------------------------------------------------------------------------------------------------
        Security:  J64855109
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3970600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 RINNAI CORPORATION                                                                          Agenda Number:  702004475
--------------------------------------------------------------------------------------------------------------------------
        Security:  J65199101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3977400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RISANAMENTO SPA, NAPOLI                                                                     Agenda Number:  701875328
--------------------------------------------------------------------------------------------------------------------------
        Security:  T7923G102
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  IT0001402269
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to accept financial statements, consolidated      Mgmt          No Action
       financial statements, and statutory reports

2.     Approve to fix number of Directors and determine          Mgmt          No Action
       their remuneration, elect the Directors, and
       appoint the Chairman

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN MEETING DATE.IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 RIZZOLI CORRIERE DELLA SERA MEDIAGROUP SPA, MILANO                                          Agenda Number:  701870164
--------------------------------------------------------------------------------------------------------------------------
        Security:  T79823109
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  IT0003039010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2008;           Mgmt          No Action
       the Board of Directors and the Auditors report,
       allocation of profits any adjournment thereof

2.     Appoint the Board of Directors and approve to             Mgmt          No Action
       determine its components and emoluments

3.     Approve the commitment to the Audit Firm for              Mgmt          No Action
       years 2009-2017 and determine its emoluments,
       any adjournment thereof

4.     Appoint the Board of Auditors and Chairman and            Mgmt          No Action
       approve to determine their emoluments

5.     Grant authority to buy and sell own shares                Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ROAD KING INFRASTRUCTURE LTD                                                                Agenda Number:  701916174
--------------------------------------------------------------------------------------------------------------------------
        Security:  G76058109
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  BMG760581097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditor
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.i    Re-elect Mr. Zen Wei Pao, William as a Director           Mgmt          Against                        Against

3.ii   Re-elect Mr. Ko Yuk Bing as a Director                    Mgmt          For                            For

3.iii  Re-elect Mr. Zen Wei Peu, Derek as a Director             Mgmt          For                            For

3.iv   Re-elect Mr. Chow Shiu Kee, Stephen as a Director         Mgmt          For                            For

3.v    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor of the Company and authorize
       the Board of Directors to fix their remuneration

5.A    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options, including bonds, warrants
       and debentures convertible into shares of the
       Company during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company
       at the time of passing of this resolution and
       the said approval shall be limited accordingly;
       otherwise than pursuant to: i) a rights issue;
       or ii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the Directors and/or Employees of
       the Company and/or any of its subsidiaries
       of options or rights to subscribe for shares
       in the Company; or iii) any scrip dividend
       scheme or similar arrangement providing for
       the allotment of shares in the Company in lieu
       of the whole or part of a dividend pursuant
       to the Bye-laws of the Company from time to
       time; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company is required by the
       Bye-Laws of the Company or any applicable laws
       to be held]

5.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares subject to and in accordance
       with all applicable laws and the requirements
       of the Rule Governing the Listings of Securities
       on the Stock Exchange of Hong Kong Limited,
       during the relevant period, not exceeding 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the time of
       passing of this resolution and the said approval
       shall be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable laws to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5A and 5B, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       the additional ordinary shares pursuant to
       Resolution 5A, extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of the shares of the Company repurchased
       by the Company under the authority granted
       pursuant to Ordinary Resolution 5B, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution

S.6.A  Amend Bye-Law 1, Bye-Law 2, Bye-Law 6, Bye-Law            Mgmt          For                            For
       10, Bye-Law 44, Bye-Law 59, Bye-Law 66, Bye-Law
       67, Bye-Law 68, Bye-Law 69, Bye-Law 70, Bye-Law
       73, Bye-Law 75, Bye-Law 80, Bye-Law 81, Bye-Law
       84, Bye-Law 86, Bye-Law 87, Bye-Law 120, Bye-Law
       122, Bye-Law 127, Bye-Law 154, Bye-Law 157
       and Bye-Law 160 of the Company, as specified

S.6.B  Approve and adopt, the new Bye-Laws, incorporating        Mgmt          For                            For
       and consolidating all the amendments referred
       to in Resolution 6.A specified in the notice
       of this meeting and all previous amendments
       to the Bye-Laws of the Company approved by
       the Company in compliance with applicable Laws,
       as specified, as the Bye-laws of the Company
       in substitution for and to the exclusion of
       the existing Bye-laws of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ROBERT WISEMAN DAIRIES PLC                                                                  Agenda Number:  701628680
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7608U107
    Meeting Type:  AGM
    Meeting Date:  03-Jul-2008
          Ticker:
            ISIN:  GB0007442014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts                                      Mgmt          For                            For

2.     Approve the Directors' remuneration reports               Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. W.G. Keane                                   Mgmt          For                            For

5.     Re-elect Mr. E.J. Finch                                   Mgmt          For                            For

6.     Re-elect Mr. M.C. Mulcahy                                 Mgmt          For                            For

7.     Re-appoint the Auditors                                   Mgmt          For                            For

8.     Authorize the Directors to fix the Auditors'              Mgmt          For                            For
       remuneration

9.     Authorize the Directors to allot shares                   Mgmt          Abstain                        Against

S.10   Authorize the Directors to allot certain shares           Mgmt          Abstain                        Against
       without regard to pre-emption rights

S.11   Authorize the Company to buy its own shares               Mgmt          Abstain                        Against

12.    Approve the Panel Waiver                                  Mgmt          Abstain                        Against

S.13   Amend the Articles of Association of the Company          Mgmt          Abstain                        Against

S.14   Amend the Articles of Association of the Company          Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 ROCKWOOL INTERNATIONAL A/S, HEDEHUSENE                                                      Agenda Number:  701884973
--------------------------------------------------------------------------------------------------------------------------
        Security:  K8254S144
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  DK0010219153
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the Board of Directors' report on the             Mgmt          For                            For
       Company's activities during the past FY

2.     Receive the annual report together with the               Mgmt          For                            For
       Auditors' report

3.     Adopt the annual report for the past FY and               Mgmt          For                            For
       grant discharge to the Management and the Board
       of Directors from liability

4.     Approve a dividend for the FY 2008 of DKK 9.60            Mgmt          For                            For
       per share of a nominal value of DKK 10; and
       that the dividends will be distributed on 28
       APR 2009

5.1    Re-elect Mr. Jan W. Hillege to the Board of               Mgmt          For                            For
       Directors

5.2    Elect Mr. Bjorn Hoi Jensen to the Board of Directors      Mgmt          For                            For

5.3    Re-elect Mr. Thomas Kahler to the Board of Directors      Mgmt          Against                        Against

5.4    Re-elect Mr. Tom Kahler to the Board of Directors         Mgmt          For                            For

5.5    Re-elect Mr. Henrik Elliot Nyegaard to the Board          Mgmt          For                            For
       of Directors

5.6    Re-elect Mr. Steen Riisgaard to the Board of              Mgmt          For                            For
       Directors

6.     Re-elect Messrs. Ernst & Young Statsautoriseret           Mgmt          For                            For
       Revisionsaktieselskab as the Auditors

7.A    Approve the remuneration of the Board of Directors        Mgmt          Abstain                        Against
       for 2009/2010

7.B    Authorize the Board of Directors to acquire               Mgmt          For                            For
       own shares, until the next AGM of shareholders,
       including A shares as well as B shares, of
       a maximum nominal value of 10% of the Company's
       share capital, provided that the price of the
       shares at the time of purchase does not deviate
       by more than 10% from the most recent listed
       price, cf. Section 48 of the Danish Companies
       Act

7.C.1  Amend the Articles of Association by inserting            Mgmt          For                            For
       new Article 14.c and consequently amend the
       first sentence of Article 14.a

7.C.2  Amend Articles 15.a and 17 of the Articles of             Mgmt          For                            For
       Association and, consequently, the third sentence
       of Article 15.c

7.C.3  Amend Articles 16 and 17 of the Articles of               Mgmt          For                            For
       Association regarding clarification of references
       to Members of the Company's registered management

8.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ROLAND CORPORATION                                                                          Agenda Number:  701991502
--------------------------------------------------------------------------------------------------------------------------
        Security:  J65457103
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3983400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RONA INC                                                                                    Agenda Number:  701862458
--------------------------------------------------------------------------------------------------------------------------
        Security:  776249104
    Meeting Type:  OGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  CA7762491040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTION
       3 AND "IN FAVOR" OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS 1.1 TO 1.12 AND 2. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       Receiving the financial statements of the Company         Non-Voting    No vote
       for the YE 28 DEC 2008, together with the Auditors'
       report thereon

1.1    Elect Mr. Louise Caya as a Director for the               Mgmt          For                            For
       ensuing year

1.2    Elect Mr. Doris Joan Daughney as a Director               Mgmt          For                            For
       for the ensuing year

1.3    Elect Mr. Robert Dutton as a Director for the             Mgmt          For                            For
       ensuing year

1.4    Elect Mr. Richard Fortin as a Director for the            Mgmt          For                            For
       ensuing year

1.5    Elect Mr. Jean Gaulin as a Director for the               Mgmt          For                            For
       ensuing year

1.6    Elect Mr. Jean-Guy Hebert as a Director for               Mgmt          For                            For
       the ensuing year

1.7    Elect Mr. J. Spencer Lanthier as a Director               Mgmt          For                            For
       for the ensuing year

1.8    Elect Mr. Alain Michel as a Director for the              Mgmt          For                            For
       ensuing year

1.9    Elect Mr. James Pantelidis as a Director for              Mgmt          For                            For
       the ensuing year

1.10   Elect Mr. Robert Pare as a Director for the               Mgmt          For                            For
       ensuing year

1.11   Elect Mr. Jocelyn Tremblay as a Director for              Mgmt          For                            For
       the ensuing year

1.12   Elect Mr. Jean-Roch Vachon as a Director for              Mgmt          For                            For
       the ensuing year

2.     Appoint Raymond Chabot Grant Thornton, Chartered          Mgmt          For                            For
       Accountants as the Auditors of Rona Inc, for
       the ensuing year and authorize the Directors
       to fix their remuneration

3.     Amend the Share Option Plan of Rona Inc as specified      Mgmt          For                            For

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ROTHMANS INC                                                                                Agenda Number:  701683446
--------------------------------------------------------------------------------------------------------------------------
        Security:  77869J106
    Meeting Type:  AGM
    Meeting Date:  29-Sep-2008
          Ticker:
            ISIN:  CA77869J1066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receiving the consolidated statements of earnings,        Non-Voting    No vote
       comprehensive earnings and retained earnings
       and consolidated statements of cash flow for
       the YE 31 MAR 2008 and the consolidated balance
       sheet as at that date, and the report of the
       Auditors thereon

A.1    Elect Mr. John R. Barnett as a Director                   Mgmt          For                            For

A.2    Elect Mr. Douglas G. Bassett as a Director                Mgmt          For                            For

A.3    Elect Mr. John E. Caldwell as a Director                  Mgmt          For                            For

A.4    Elect Mr. Robert J. Carew as a Director                   Mgmt          For                            For

A.5    Elect Mr. Pierre Des Marais II as a Director              Mgmt          For                            For

A.6    Elect Hon. Paule Gauthier as a Director                   Mgmt          For                            For

A.7    Elect Mr. Pierre Gravelle as a Director                   Mgmt          For                            For

A.8    Elect Mr. Joe Heffernan as a Director                     Mgmt          For                            For

A.9    Elect Mr. Richard H. McCoy as a Director                  Mgmt          For                            For

B.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       and authorize the Directors to fix their remuneration

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ROUND ONE CORPORATION                                                                       Agenda Number:  702008562
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6548T102
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2009
          Ticker:
            ISIN:  JP3966800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.2    Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ROYAL HOLDINGS CO., LTD.                                                                    Agenda Number:  701832683
--------------------------------------------------------------------------------------------------------------------------
        Security:  J65500100
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  JP3983600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 RPC GROUP PLC, RUSHDEN NORTHAMPTONSHIRE                                                     Agenda Number:  701649468
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7699G108
    Meeting Type:  AGM
    Meeting Date:  23-Jul-2008
          Ticker:
            ISIN:  GB0007197378
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements and            Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the FYE 31 MAR 2008

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       MAR 2008

3.     Declare a final divided on the ordinary shares            Mgmt          For                            For
       of 6.1 p per share in respect of the FYE 31
       MAR 2008

4.     Re-elect Mr. M.J. B. Green as a Director of               Mgmt          For                            For
       the Company, who retires annually

5.     Re-elect Dr. D.J. Wilbraham as a Director of              Mgmt          For                            For
       the Company, who retires by rotation

6.     Re-elect Dr. P. Hilton as a Director of the               Mgmt          For                            For
       Company, who retires by rotation

7.     Elect Mr. P. R. M. Vervaat as a Director of               Mgmt          For                            For
       the Company

8.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company

9.     Authorize the Directors to fix the Auditor's              Mgmt          For                            For
       remuneration

10.    Approve the RPC Group 2008 Performance Share              Mgmt          For                            For
       Plan [the Plan], and authorize the Directors
       of the Company to do all acts sand things which
       they may consider necessary or desirable to
       bring the Plan in to effect

11.    Authorize the Directors, to allot relevant securities     Mgmt          For                            For
       [Section 80(2) of the Companies Act 1985 [Act]]
       up to an aggregate nominal amount of GBP 1,548,100
       [Authority expires the earlier of the AGM of
       the Company to be held in 2009 or 23 OCT 2009];
       and the Directors may make allotments during
       the relevant period which may be exercised
       after the relevant period

S.12   Adopt the new Articles of the Association as              Mgmt          For                            For
       specified

S.13   Authorize the Directors to disapply the provisions        Mgmt          For                            For
       of Section 89(1) of the Companies Act 1985
       with regard to the allotment for certain equity
       securities or sale of treasury shares

S.14   Authorize the Company to purchase its own shares          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RUBIS SA, PARIS                                                                             Agenda Number:  701952079
--------------------------------------------------------------------------------------------------------------------------
        Security:  F7937E106
    Meeting Type:  MIX
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  FR0000121253
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Reports of the Board of Directors and Supervisory         Non-Voting    No vote
       Board

       Reports of the Statutory Auditors                         Non-Voting    No vote

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       2008 FY

O.2    Approve the consolidated accounts for the 2008            Mgmt          For                            For
       FY

O.3    Approve the distribution of profits and fixation          Mgmt          For                            For
       of dividends

O.4    Approve the terms of dividends payment                    Mgmt          For                            For

O.5    Approve the renewal of Mr. Nils Christian Bergene's       Mgmt          For                            For
       mandate as Supervisory Member

O.6    Grant authorize the Shares Buyback Program                Mgmt          For                            For

O.7    Approve the regulated agreements                          Mgmt          For                            For

E.8    Authorize the Board of Directors in order to              Mgmt          For                            For
       carry out a share capital increase, either
       by issuing, with maintenance of preferential
       subscription rights, common shares and/or other
       warrants giving access to the capital or by
       giving rights to a debt security, either by
       incorporation of profits, reserves, or premiums

E.9    Authorize the Board of Directors in order to              Mgmt          Against                        Against
       carry out a share capital increase, by issuing
       common shares and/or other warrants giving
       access to the capital or by giving rights to
       a debt security, without preferential subscription
       rights but with priority right [except in case
       of private placement]

E.10   Authorize the Board of Directors in order to              Mgmt          Against                        Against
       increase, in case of excess demand, the number
       of securities to be issued in case of a capital
       increase with or without preferential subscription
       rights

E.11   Grant authorize to issue, without preferential            Mgmt          For                            For
       subscription rights, but with priority rights
       [except in case of private placement], common
       shares or other warrants, by fixing the issue
       price with a maximum tax relief of 15%

E.12   Authorize the Board of Directors to grant to              Mgmt          For                            For
       the Company's and Group's Employees as well
       as the Group's Corporate Managers [non-associated
       Directors of Ruby] shares subscription options

E.13   Authorize the Board of Directors to allocate              Mgmt          For                            For
       free existing shares or those to be issued
       to the Company's and Group's employees as well
       as the Group's Corporate Managers [non-associated
       directors of Ruby]

E.14   Authorize the Board of Directors, in accordance           Mgmt          For                            For
       with Article L.225-129-6, to increase the capital
       under the agreements referred to in Article
       L.3332-18 and seq. of the Labor Code

E.15   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the capital by issuing shares reserved
       for the members of a Company Savings Plan,
       established pursuant to Articles L.3332-3 and
       seq. of the Labor Code and in order to freely
       allocate them shares or other securities giving
       access to the capital

E.16   Approve the modification of Articles 20 and               Mgmt          For                            For
       27 of the statutes

E.17   Approve the powers for formalities                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RUSSEL METALS INC                                                                           Agenda Number:  701873881
--------------------------------------------------------------------------------------------------------------------------
        Security:  781903604
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  CA7819036046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS "1.a.1 to 1.a.9, 1.b AND 2". THANK
       YOU.

       To receive and consider the consolidated financial        Non-Voting    No vote
       statements of the Company and its subsidiaries
       for the YE 31 DEC 2008, together with the report
       of the Auditors thereon

1.a.1  Elect Mr. Alain Benedetti as a Director                   Mgmt          For                            For

1.a.2  Elect Mr. Carl R. Fiora as a Director                     Mgmt          For                            For

1.a.3  Elect Mr. Brain R. Hedges as a Director                   Mgmt          For                            For

1.a.4  Elect Ms. Lise Lachapelle as a Director                   Mgmt          For                            For

1.a.5  Elect Mr. John W. Robinson as a Director                  Mgmt          For                            For

1.a.6  Elect Mr. James F. Dinning as a Director                  Mgmt          For                            For

1.a.7  Elect Mr. Anthony F. Griffiths as a Director              Mgmt          For                            For

1.a.8  Elect Mr. Alice D. Laberge as a Director                  Mgmt          For                            For

1.a.9  Elect Mr. William M. O'Reilly as a Director               Mgmt          For                            For

1.b    Approve the election of any other candidate               Mgmt          For                            For
       nominated to fill any vacancy which may occur
       in the foregoing slate of Directors

2.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

3.     Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 RYOBI LIMITED                                                                               Agenda Number:  701997821
--------------------------------------------------------------------------------------------------------------------------
        Security:  J65629164
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3975800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RYODEN TRADING COMPANY,LIMITED                                                              Agenda Number:  702010579
--------------------------------------------------------------------------------------------------------------------------
        Security:  J65715120
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3976200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RYOHIN KEIKAKU CO.,LTD.                                                                     Agenda Number:  701930162
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6571N105
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  JP3976300008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to : Approve Minor Revisions               Mgmt          For                            For
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RYOSAN COMPANY,LIMITED                                                                      Agenda Number:  702009146
--------------------------------------------------------------------------------------------------------------------------
        Security:  J65758112
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3975400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 RYOYO ELECTRO CORPORATION                                                                   Agenda Number:  701885278
--------------------------------------------------------------------------------------------------------------------------
        Security:  J65801102
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  JP3976600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAAB AB, LINKOPING                                                                          Agenda Number:  701850706
--------------------------------------------------------------------------------------------------------------------------
        Security:  W72838118
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  SE0000112385
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Election of Mr. Marcus Wallenberg as the Chairman         Non-Voting    No vote
       of the meeting

2.     Drawing up and approvoal the voting list                  Non-Voting    No vote

3.     Approval of the agenda                                    Non-Voting    No vote

4.     Election of the persons to verify the minutes             Non-Voting    No vote

5.     Motion as to whether the meeting has been duly            Non-Voting    No vote
       convened

6.     Presentation of the annual report and the Auditors        Non-Voting    No vote
       report the consolidated annual report and the
       consolidated Auditors' report

7.     Approve the address by the President                      Non-Voting    No vote

8.a    Approve the Parent Company's income statement             Mgmt          For                            For
       and balance sheet, and the consolidated income
       statement and the balance sheet

8.b    Approve the dividend of SEK 1.75 per share and            Mgmt          For                            For
       that the record day should be Tuesday, 21 APR
       2009; based on this date, euroclear sweden
       is expected to send out the dividend on Friday
       24 APR 2009

8.c    Grant discharge from liability to the Members             Mgmt          For                            For
       of the Board and the President

9.     Approve the number of Regular Members for the             Mgmt          For                            For
       Board at 10 without any Deputy Members

10.    Approve that the Board fees of SEK 4,215,000              Mgmt          For                            For
       to be allocated as follows: SEK 1,100,000 to
       the Chairman, and SEK 425,000 to each of the
       other Board Members elected by the AGM and
       not employed by the Company, with compensation
       for committee work of SEK 565,000, to be allocated
       as the follows: SEK 150,000 to the Chairman
       of the Audit Committee, and SEK 100,000 to
       each of the other Committee Members, elected
       by the AGM, and the SEK 135,000 to the Chairman
       of the Remuneration Committee and SEK 80,000
       to each of the other Committee Members, elected
       by the AGM; and that the Auditors' fees be
       paid according to the approved invoice

11.    Re-elect Messrs. Erik Belfrage, Sten Jakobsson,           Mgmt          For                            For
       Lennart Johansson, Peter Nygards, Michael OCallaghan,
       George Rose, Per-Arne Sandstrom, Ake Svensson,
       Lena Treschow Torell and Marcus Wallenberg
       as regular member's and Re-election of Marcus
       Wallenberg for Chairman of Saab AB

12.    Re-elect Deloitte as registered accounting firm           Mgmt          For                            For

13.    Approve the specified guidelines for remuneration         Mgmt          For                            For
       and other terms of employment for executives

14a    Approve the Share Matching Plan 2009 as specified         Mgmt          For                            For

14.b   Approve the Performance Share Plan 2009 as specified      Mgmt          For                            For

15.a   Approve the acquisition of the Company own shares         Mgmt          For                            For
       of share class B on NASDAQ OMX Stockholm, and,
       on the transfer of shares on stock exchange
       or in other way than on stock exchange bestowing
       the right to decide on deviations from the
       shareholder's preferential rights and that
       payment be possible in other than monetary
       form 9 [11] Repurchase shall be permitted whereby
       the company's own holding amounts to at most
       one tenth of all shares in the company

15.b   Approve the transfer Company shares, in the               Mgmt          For                            For
       maximum number of 840,000, to the employees
       in accordance with the long-term Share Matching
       Plan 2009 as specified; further the Company
       shall have the right to, prior to the next
       AGM, on the stock exchange, transfer no more
       than 188,000 shares of series B, out of the
       holding of 840,000 shares, in order to cover
       certain payment, mainly social security payment

15.c   Approve the transfer of own shares to employees           Mgmt          For                            For
       and on stock exchanges for performance share
       plan 2009 ; the board also proposes transfer
       of the Company's shares, in the maximum number
       of 500,000, to the employees in accordance
       with the long-term Performance Share Plan 2009
       described in item 14 (b); further the Company
       shall have the right to, prior to the next
       Annual General Meeting, on stock exchange,
       transfer no more than 112,000 shares of series
       B, out of the holding of 500,000 shares, in
       order to cover certain payment, mainly social
       security payment

15.d   Approve to transfer of own shares on stock exchanges      Mgmt          For                            For
       for share matching plan 2007 and 2008, and
       for performance share plan 2008 the Board also
       proposes that the Company shall have the right
       to as a result of the Company's Share Matching
       Plan 2007 and 2008, and the Performance Share
       Plan 2008, prior to the next AGM, on stock
       exchange, transfer no more than 550,000 shares
       of series B, out of the holding of 2,317,769
       shares, in order to cover certain payment,
       mainly social security payment

15.e   Approve the equity swap agreement with a third            Mgmt          For                            For
       party in the event that the required majority
       is not reached under item 15 (b) and/or 15
       (c) above, the financial exposure of Share
       Matching Plan 2009 and Performance Share Plan
       2009 shall be hedged by the Company being able
       to enter into an equity swap agreement with
       a third party, under which the third party
       shall, in its own name, acquire and transfer
       shares in the Company to employees covered
       by the plans. The cost for the swap is found
       in the complete proposal A valid resolution
       by the shareholders meeting according to the
       proposals under this item 15 [a] and [d] requires
       that shareholders representing at least 2/3
       of both the votes cast and the shares represented
       at the meeting vote for the proposals A valid
       resolution by the shareholders meeting according
       to the proposals under this item 15 [b] and
       [c] requires that shareholders representing
       at least 9/10 of both the votes cast and the
       shares represented at the meeting vote for
       the proposals A valid resolution by the shareholders
       meeting according to the proposal under item
       15 [e] requires that shareholders representing
       more than 50% of the votes cast vote for the
       proposal or, in case of parity of votes, the
       Chairman of the meeting being in favour of
       such proposal 10 [11] The purpose of the proposed
       repurchase facility is to allow the Board increased
       scope for action in working with the company's
       capital structure or the financing of company's
       acquisitions and in accordance with what is
       described above, to give the company the possibility
       to transfer shares to the employees and secure
       the associated costs under the long-term Share
       Matching Plan and the Performance Share Plan

16.    Approve the specified nomination Committee                Mgmt          For                            For

17.    PLEASE NOTE THAT THIS IS AN SHAREHOLDER'S PROPOSAL:       Shr           Against                        For
       Shareholder Carl-Johan Westholm's proposal
       for a resolution that Saab AB; [a] pays, prior
       to 01 JUN 2009, license fees to GP&C for all
       manufacturing completed until and including
       2008; [b] continues to pay license fees for
       ongoing and future manufacturing according
       to the license agreement;[C] encourages other
       manufacturers to act in the same manner as
       Saab, thereby avoiding Saab from being discriminated

18.    Closing of the Meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SAFILO GROUP SPA, VICENZA                                                                   Agenda Number:  701860151
--------------------------------------------------------------------------------------------------------------------------
        Security:  T7890K102
    Meeting Type:  OGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  IT0003430813
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 APR 2009 AT 11:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       consolidated financial statement at 31 DEC
       2008 of the Board of Directors, of the Auditors
       and the Audit Firm report, adjournment thereof

2.     Approve to confirm a Member of Board of Directors,        Mgmt          No Action
       any adjournment thereof

3.     Approve to complete of Board of Auditors and              Mgmt          No Action
       appoint the Chairman




--------------------------------------------------------------------------------------------------------------------------
 SAFT GROUPE, BAGNOLET                                                                       Agenda Number:  701932813
--------------------------------------------------------------------------------------------------------------------------
        Security:  F7758P107
    Meeting Type:  MIX
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  FR0010208165
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions. The following
       applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative."

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Report of the activity for the 2008 FY, results           Non-Voting    No vote
       of this activity and sense of vision

O.1    Approve the annual accounts for the FYE on 31             Mgmt          For                            For
       DEC 2008 and distribution of profits for the
       2008 FY

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       on 31 DEC 2008

O.3    Approve the distribution of profits and dividends         Mgmt          For                            For
       of EUR 0.68 per share

O.4    Approve the Option offered to the shareholders            Mgmt          For                            For
       for the payment of dividends in shares

O.5    Approve the regulated agreements referred to              Mgmt          For                            For
       in Article L.225-86 of the Commercial Code

O.6    Authorize the Board of Directors to operate               Mgmt          For                            For
       on the Company's shares under a contract of
       liquidity of security

O.7    Authorize the Board of Directors to operate               Mgmt          For                            For
       on the Company's shares

O.8    Approve the fixing of the annual allocation               Mgmt          For                            For
       for the 2009 FY of the attendance allowances
       of the Supervisory Members

E.9    Authorize the Board of Directors to grant options         Mgmt          For                            For
       to subscribe for shares for the benefit of
       employees and Corporate Managers

E.10   Authorize the Board of Directors to issue shares          Mgmt          Against                        Against
       and/or securities giving access immediately
       and/or ultimately to the Company's capital
       with maintenance of preferential subscription
       rights

E.11   Authorize the Board of Directors to issue shares          Mgmt          For                            For
       and/or securities giving access immediately
       and/or ultimately to the Company's capital,
       with cancellation of preferential subscription
       right and ability to confer the right of priority

E.12   Approve the overall limitation of allowances              Mgmt          For                            For

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital by issuing shares reserved
       for Members of a Company Savings Plan in accordance
       with the regulated agreements referred to in
       Article, L.3332-18 of the Labor Code, with
       cancellation of preferential subscription rights
       in favor of the latest

E.14   Authorize the Board of Directors to allow the             Mgmt          For                            For
       reduction of the Company's capital in accordance
       with the regulated agreements referred to in
       Article L.225-209 of the Commercial Code, subject
       to the adoption of the 7th resolution authorizing
       the Board of Directors to operate on the Company's
       shares

O.15   Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAG GEST - SOLUCOES AUTOMOVEL GLOBAIS SGPS SA                                               Agenda Number:  701710685
--------------------------------------------------------------------------------------------------------------------------
        Security:  X7545S109
    Meeting Type:  EGM
    Meeting Date:  21-Oct-2008
          Ticker:
            ISIN:  PTSAG0AE0004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to deliberate on the payment of an interim        Mgmt          No Action
       dividend using retained using




--------------------------------------------------------------------------------------------------------------------------
 SAG GEST - SOLUCOES AUTOMOVEL GLOBAIS SGPS SA                                               Agenda Number:  701870809
--------------------------------------------------------------------------------------------------------------------------
        Security:  X7545S109
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  PTSAG0AE0004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to deliberate Management report and               Mgmt          No Action
       accounts for the year 2008 and review the Corporate
       Governance report

2.     Approve to deliberate the consolidated Management         Mgmt          No Action
       report and consolidated accounts for the year
       2008

3.     Approve to deliberate the proposal for the profit         Mgmt          No Action
       appropriation

4.     Approve to make a general appraisal on the Company's      Mgmt          No Action
       Management and auditing

5.     Approve to change in the number of Members that           Mgmt          No Action
       make up the Board of Directors until the end
       of the current mandate for the 2006-2009, 4
       year period

6.     Appoint the Statutory Auditor, following proposal         Mgmt          No Action
       of the Audit Board

7.     Approve to review the statement on the remuneration       Mgmt          No Action
       policy of the Company's social and Management
       Bodies which was prepared by the Salaries Committee

8.     Approve to deliberate the acquisition and sale            Mgmt          No Action
       of treasury stock




--------------------------------------------------------------------------------------------------------------------------
 SAGAMI RAILWAY CO.,LTD.                                                                     Agenda Number:  702008055
--------------------------------------------------------------------------------------------------------------------------
        Security:  J66059106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3316400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Transfer of Operations to a Newly Created         Mgmt          For                            For
       Wholly-Owned Subsidiary,    SAGAMI RAILWAY
       CO.,LTD., and Create a Holding Company Structure

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Change Official
       Company    Name to Sotetsu Holdings, Inc.,
       Expand Business Lines

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAIBU GAS CO.,LTD.                                                                          Agenda Number:  702008459
--------------------------------------------------------------------------------------------------------------------------
        Security:  J66231101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3311600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Expand Business Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAIZERIYA CO.,LTD.                                                                          Agenda Number:  701767634
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6640M104
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2008
          Ticker:
            ISIN:  JP3310500008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAKAI CHEMICAL INDUSTRY CO.,LTD.                                                            Agenda Number:  702001506
--------------------------------------------------------------------------------------------------------------------------
        Security:  J66489121
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3312800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 SAKATA SEED CORPORATION                                                                     Agenda Number:  701681466
--------------------------------------------------------------------------------------------------------------------------
        Security:  J66704107
    Meeting Type:  AGM
    Meeting Date:  28-Aug-2008
          Ticker:
            ISIN:  JP3315000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

3      Appoint a Substitute Corporate Auditor                    Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 SALA CORPORATION                                                                            Agenda Number:  701811172
--------------------------------------------------------------------------------------------------------------------------
        Security:  J66887100
    Meeting Type:  AGM
    Meeting Date:  26-Feb-2009
          Ticker:
            ISIN:  JP3310350008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Approve Minor Revisions Related   to the Updated
       Laws and Regulaions

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 SAN-A CO.,LTD.                                                                              Agenda Number:  701952966
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6694V109
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  JP3324500002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAN-AI OIL CO.,LTD.                                                                         Agenda Number:  702014248
--------------------------------------------------------------------------------------------------------------------------
        Security:  J67005108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3323600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

6      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SANDEN CORPORATION                                                                          Agenda Number:  701994166
--------------------------------------------------------------------------------------------------------------------------
        Security:  J67091108
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3336400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3      Approve Reduction of Legal Reserve and Approve            Mgmt          For                            For
       Appropriation of Profits




--------------------------------------------------------------------------------------------------------------------------
 SANEI-INTERNATIONAL CO.,LTD.                                                                Agenda Number:  701767660
--------------------------------------------------------------------------------------------------------------------------
        Security:  J67124107
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2008
          Ticker:
            ISIN:  JP3324550007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

2      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 SANGETSU CO.,LTD.                                                                           Agenda Number:  701991689
--------------------------------------------------------------------------------------------------------------------------
        Security:  J67177105
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3330000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations




--------------------------------------------------------------------------------------------------------------------------
 SANKEN ELECTRIC CO.,LTD.                                                                    Agenda Number:  701985559
--------------------------------------------------------------------------------------------------------------------------
        Security:  J67392134
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3329600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SANKI ENGINEERING CO.,LTD.                                                                  Agenda Number:  702005821
--------------------------------------------------------------------------------------------------------------------------
        Security:  J67435107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3325600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 SANKYO-TATEYAMA HOLDINGS,INC.                                                               Agenda Number:  701681430
--------------------------------------------------------------------------------------------------------------------------
        Security:  J68005107
    Meeting Type:  AGM
    Meeting Date:  28-Aug-2008
          Ticker:
            ISIN:  JP3328100007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SANKYU INC.                                                                                 Agenda Number:  702000794
--------------------------------------------------------------------------------------------------------------------------
        Security:  J68037100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3326000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SANSIN ELECTRONICS CO.,LTD.                                                                 Agenda Number:  701980321
--------------------------------------------------------------------------------------------------------------------------
        Security:  J68381110
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3333200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SANTEN PHARMACEUTICAL CO.,LTD.                                                              Agenda Number:  701982488
--------------------------------------------------------------------------------------------------------------------------
        Security:  J68467109
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3336000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

5.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options for the Directors

6.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options for the Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 SANWA HOLDINGS CORPORATION                                                                  Agenda Number:  701988757
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6858G104
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3344400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Adopt Reduction
       of         Liability System for Outside Directors,
       Adopt Reduction of Liability System   for Outside
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 SANYO CHEMICAL INDUSTRIES,LTD.                                                              Agenda Number:  701985422
--------------------------------------------------------------------------------------------------------------------------
        Security:  J68682103
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3337600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SANYO SHOKAI LTD.                                                                           Agenda Number:  701844563
--------------------------------------------------------------------------------------------------------------------------
        Security:  J69198109
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3339400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions

3.1    Appoint a Director                                        Mgmt          Abstain                        Against

3.2    Appoint a Director                                        Mgmt          Abstain                        Against

3.3    Appoint a Director                                        Mgmt          Abstain                        Against

3.4    Appoint a Director                                        Mgmt          Abstain                        Against

3.5    Appoint a Director                                        Mgmt          Abstain                        Against

3.6    Appoint a Director                                        Mgmt          Abstain                        Against

4      Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

5      Appoint a Member of the Independent Commitee              Mgmt          For                            For
       for the Anti-Takeover Defense




--------------------------------------------------------------------------------------------------------------------------
 SANYO SPECIAL STEEL CO.,LTD.                                                                Agenda Number:  702004019
--------------------------------------------------------------------------------------------------------------------------
        Security:  J69284123
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3342000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAPPORO HOLDINGS LIMITED                                                                    Agenda Number:  701829270
--------------------------------------------------------------------------------------------------------------------------
        Security:  J69413128
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3320800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 SAPUTO INC                                                                                  Agenda Number:  701660955
--------------------------------------------------------------------------------------------------------------------------
        Security:  802912105
    Meeting Type:  AGM
    Meeting Date:  06-Aug-2008
          Ticker:
            ISIN:  CA8029121057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO             Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR THE DIRECTOR
       CANDIDATES THAT ARE LISTED UNDER RESOLUTION
       NUMBER 1. THANK YOU."

       Receive the consolidated balance sheet, the               Non-Voting    No vote
       consolidated statement of earnings and retained
       earnings and the consolidated statement of
       cash flows for the YE 31 MAR 2008 and the Auditors'
       report relating thereto

1.1    Elect Mr. Emanuele [Uno] Saputo as a Director             Mgmt          For                            For
       for the ensuing year

1.2    Elect Mr. Uno A. Saputo, Jr. as a Director for            Mgmt          For                            For
       the ensuing year

1.3    Elect Mr. Andre Berard as a Director for the              Mgmt          For                            For
       ensuing year

1.4    Elect Mr. Lucien Bouchard as a Director for               Mgmt          For                            For
       the ensuing year

1.5    Elect Mr. Pierre Bourgie as a Director for the            Mgmt          For                            For
       ensuing year

1.6    Elect Mr. Frank A. Dottori as a Director for              Mgmt          For                            For
       the ensuing year

1.7    Elect Mr. Anthony Fata as a Director for the              Mgmt          For                            For
       ensuing year

1.8    Elect Mr. Jean Gaulin as a Director for the               Mgmt          For                            For
       ensuing year

1.9    Elect Mr. Tony Meti as a Director for the ensuing         Mgmt          For                            For
       year

1.10   Elect Mr. Caterina Monticciolo as a Director              Mgmt          For                            For
       for the ensuing year

1.11   Elect Mr. Patricia Saputo as a Director for               Mgmt          For                            For
       the ensuing year

1.12   Elect Mr. Louis A. Tanguay as a Director for              Mgmt          For                            For
       the ensuing year

2.     Appoint Deloitte & Touche as the Auditors of              Mgmt          For                            For
       the Company for the ensuing year and authorize
       the Directors to fix the Auditors' remuneration

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SATORI ELECTRIC CO.,LTD.                                                                    Agenda Number:  701677518
--------------------------------------------------------------------------------------------------------------------------
        Security:  J69736106
    Meeting Type:  AGM
    Meeting Date:  21-Aug-2008
          Ticker:
            ISIN:  JP3322300009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Reduce Board Size                      Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Amend the Compensation to be Received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAVILLS PLC                                                                                 Agenda Number:  701880242
--------------------------------------------------------------------------------------------------------------------------
        Security:  G78283119
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  GB00B135BJ46
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Approve the Directors remuneration report                 Mgmt          Against                        Against

4.     Re-elect Mr. Simon Shaw as a Director                     Mgmt          For                            For

5.     Re-elect Mr. Timothy Ingram as a Director                 Mgmt          For                            For

6.     Re-elect Mr. Robert McKellar as a Director                Mgmt          For                            For

7.     Re-elect Mr. Fields Wicker Miurin as a Director           Mgmt          For                            For

8.     Re-appoint the Auditors                                   Mgmt          For                            For

9.     Authorize the Directors to set the Auditors               Mgmt          For                            For
       remuneration

10.    Approve to renew the Director power to allot              Mgmt          For                            For
       shares

S.11   Grant authority the disapplication of the pre-emption     Mgmt          For                            For
       rights

S.12   Approve to renew the Companys' authority to               Mgmt          For                            For
       purchase its own shares

S.13   Authorize the Company to call general meeting             Mgmt          Against                        Against
       on 14 days clear notice




--------------------------------------------------------------------------------------------------------------------------
 SBI HOLDINGS,INC.                                                                           Agenda Number:  701999990
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6991H100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3436120004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications, Approve Minor Revisions
       Related to Dematerialization of Shares and
       the Other Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SBM OFFSHORE NV                                                                             Agenda Number:  701925337
--------------------------------------------------------------------------------------------------------------------------
        Security:  N7752F148
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  NL0000360618
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING.  THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.A    Report of the Management Board on the 2008 FY             Non-Voting    No vote
       and discussion

2.B    Report of the Supervisory Board on the 2008               Non-Voting    No vote
       FY and discussion

2.C    Adopt the 2008 annual accounts                            Mgmt          No Action

3.     Adopt a dividend based on the 2008 profit                 Mgmt          No Action

4.     Corporate Governance                                      Non-Voting    No vote

5.A    Grant discharge to the Managing Directors for             Mgmt          No Action
       their Management during the 2008 FY

5.B    Grant discharge to the Supervisory Directors              Mgmt          No Action
       for their Supervision during the 2008 FY

6.     Re-appoint Mr. IR. R. van Gelder MA as a Supervisory      Mgmt          No Action
       Director

7.     Amend the Articles of Association of the Company          Mgmt          No Action

8.     Re-appoint KPMG Accountants N.V. as the Auditor           Mgmt          No Action
       of the Company

9.     Grant authority to repurchase shares                      Mgmt          No Action

10.A   Grant authority to issue ordinary shares                  Mgmt          No Action

10.B   Approve to delegate the authority to restrict             Mgmt          No Action
       or exclude the pre-emptive rights upon the
       issue of new ordinary shares and/or granting
       of rights to subscribe for new ordinary shares

11.    Approve the proposed adjustment to the SBM Offshore       Mgmt          No Action
       Senior Management Long-Term Incentive Plan

12.    Approve the distribution of information to shareholders   Mgmt          No Action
       by way of electronic means of communication

13.    Any other business                                        Non-Voting    No vote

14.    Closure                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SCHIBSTED ASA                                                                               Agenda Number:  701816994
--------------------------------------------------------------------------------------------------------------------------
        Security:  R75677105
    Meeting Type:  EGM
    Meeting Date:  10-Mar-2009
          Ticker:
            ISIN:  NO0003028904
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Elect the person to chair the meeting                     Mgmt          For                            For

2.     Approve the notice of the EGM and the agenda              Mgmt          For                            For

3.     Elect the representatives to sign the minutes             Mgmt          For                            For
       of the EGM together with the chairman of the
       meeting

4.     Approve the addendum to the merger plans for              Mgmt          For                            For
       the mergers between Aftenposten as and NYE
       ap as, Bergens Tidende as and NYE Bt as, Fadrelanasvennen
       as, Fadrelandsvennens Trykkeri as and NYE Fv
       as, Stavanger Aftenblad as and NYE sa as, by
       issue of consideration shares in Media Norge
       Asa




--------------------------------------------------------------------------------------------------------------------------
 SCHIBSTED ASA                                                                               Agenda Number:  701932229
--------------------------------------------------------------------------------------------------------------------------
        Security:  R75677105
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  NO0003028904
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect a person to chair the meeting                       Mgmt          For                            For

2.     Approve the notice of the AGM and agenda                  Mgmt          For                            For

3.     Elect 2 representatives to sign the minutes               Mgmt          For                            For
       of the AGM together with chair of the meeting

4.     Approve the annual accounts for 2008 for Schibsted        Mgmt          For                            For
       ASA and the Schibsted Group, including the
       Board of Directors' report for 2008

5.     Approve the Board of Director's proposal regarding        Mgmt          For                            For
       share dividend for 2008

6.     Approve the Auditor's fee of NOK 882,000                  Mgmt          For                            For

7.     Authorize the Board of Directors to buy back              Mgmt          For                            For
       shares in the Company's through to the AGM
       in 2010

8.     Approve the Nomination Committee's report on              Mgmt          For                            For
       its work during the 2008-2009 periods

9.     Approve the Board of Director's declaration               Mgmt          For                            For
       regarding the fixing of salary and other remuneration
       to executive employees of Schibsted ASA pursuant
       to Section 6.16 A of the Norwegian Public Limited
       Companies Act

10.    Elect the Members of the Board of Directors               Mgmt          For                            For

11.    Approve the Nomination Committee's proposal               Mgmt          For                            For
       regarding Directors' fees etc. for the period
       MAY 2009 - MAY 2010

12.    Approve the Nomination Committee fees                     Mgmt          For                            For

13.1   Amend the Article 7 of the Company's Articles             Mgmt          For                            For
       of Association

13.2   Grant authority to the Group Board                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SCHIBSTED ASA                                                                               Agenda Number:  701968921
--------------------------------------------------------------------------------------------------------------------------
        Security:  R75677105
    Meeting Type:  EGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  NO0003028904
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Elect a person to Chair the meeting                       Mgmt          For                            For

2.     Approve the notice of the general meeting and             Mgmt          For                            For
       agenda

3.     Elect 2 representatives to sign the minutes               Mgmt          For                            For
       of the general meeting together with Chair
       of the meeting

4.     Approve: 1) the share capital is to be increased          Mgmt          Against                        Against
       by a minimum of NOK 13,125,000 and a maximum
       of NOK 1,312,500,000 by the issue of a minimum
       of 13,125,000 and a maximum of 1,312,500,000
       new shares, each with a par value of NOK 1;
       the exact amount of the increase is to be determined
       by the Board of Directors in connection with
       the determination of the subscription price
       in accordance with item 2 below, so that the
       Company receives gross proceeds of NOK 1,312,500,000;
       2) to determine the subscription price within
       a lower limit of NOK 1 and an upper limit of
       NOK 100; 3) the determination of the exact
       amount of the increase and the subscription
       price shall be communicated through a stock
       exchange announcement to be sent by 14:00 hrs
       on a trading day on the Oslo Stock Exchange;
       4) the Company's shareholders, other than the
       Company itself, as of the expiry of the trading
       day when the Company makes the announcement
       provided for in item 3 ['Record Date'] shall
       have a preferential right to subscribe for
       the shares; tradable subscription rights shall
       be issued, oversubscription and subscription
       without subscription rights are to be permitted,
       in the event of oversubscription, allocation
       of shares which have not been subscribed for
       on the basis of preferential rights shall be
       made by the Board of Directors; in respect
       of shareholders residing in countries where
       the legislation does not permit subscription
       for new shares on the basis of the preferential
       right (as specified), the Company [or an agent
       appointed by the Company] shall have the right
       (but no obligation) to sell such shareholders'
       subscription rights against the payment of
       net sales proceeds to such shareholders; 5)
       shares may be subscribed from and including
       the 5th trading day after the record date,
       provided, however, that the subscription period
       shall not start until the Oslo Stock Exchange
       has approved the prospectus prepared in connection
       with the rights issue, the subscription period
       is 2 weeks; 6) shares which have not been subscribed
       at the end of the subscription period will
       be allocated to investors procured by J.P.
       Morgan Securities Limited and Skandinaviska
       Enskilda Banken AB (Publ) Oslo Branch or failing
       which, to J.P. Morgan Securities Limited and
       Skandinaviska Enskilda Banken AB (Publ) Oslo
       Branch, which have committed themselves, subject
       to certain conditions, to subscribe for shares
       for an aggregate amount of up to NOK 855,800,000
       that have not been subscribed by and allocated
       to other subscribers in the rights issue; the
       underwriters have a pro rata liability, and
       for J.P. Morgan Securities Limited; limited
       to a maximum amount of NOK 556,300,000 and
       for Skandinaviska Enskilda Banken AB (Publ)
       Oslo Branch limited to a maximum amount of
       NOK 299,500,000, subscriptions pursuant to
       this Paragraph 6 shall take place within the
       deadline for payment for new shares specified
       in Item 7, with payment for subscribed shares
       within 2 trading days after subscription; 7)
       payment for the new shares shall be made in
       cash, payment shall be made within 6 trading
       days after the expiry of the subscription period;
       when subscriptions for shares are made, each
       subscriber domiciled in Norway must by separate
       notice on the subscription form grant SEB Enskilda
       AS an authority to debit a specific bank account
       in Norway for the subscription amount corresponding
       to the amount of shares allocated after allocation
       has been made, for other subscribers, payment
       shall be made to a separate account in the
       Company's name; 8) As from the time of registration
       of the rights issue with the Norwegian Register
       of Business Enterprises the new shares are
       entitled to dividends thereafter declared and
       all other shareholder rights; 9) With effect
       from the registration of the rights issue with
       the Norwegian Register of Business Enterprises
       Section 4 of the Articles of Association is
       amended to reflect the share capital and number
       of shares after the rights issue; 10) As commission
       for the underwriting as specified in Item 6,
       an amount of 2.75 % of the guaranteed amount
       shall be paid, in addition the Company shall
       pay an equivalent commission to shareholders
       who have pre committed to subscribe for shares
       in the rights issue, pre commitments have been
       received for 34.8 % of the shares offered in
       the rights issue, equaling the part of the
       rights issue that is not covered by the underwriting
       specified in Item 6; as specified




--------------------------------------------------------------------------------------------------------------------------
 SCHOUW & CO, AARHUS                                                                         Agenda Number:  701876952
--------------------------------------------------------------------------------------------------------------------------
        Security:  K86111166
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  DK0010253921
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

a.     Receive the report of the Board of Directors              Mgmt          For                            For
       on the activities of the Company during the
       past FY

b.     Receive the audited annual report for adoption            Mgmt          For                            For
       and grant discharge to the Board of Directors
       and the Management Board from liability

c.     Approve the covering of loss and the distribution         Mgmt          For                            For
       of dividend according to the annual report

d.     Approve to reduce the Company's share capital             Mgmt          For                            For
       from a nominal amount of DKK 280,000,000 to
       a nominal amount of DKK 255,000,000 by canceling
       2,500,000 shares of DKK 10 nominal value each,
       for a nominal value of DKK 25,000,000, from
       the Company's holding of treasury shares, equal
       to 8.9% of the total share capital; if adopted,
       the proposal will result in the amendment of
       Article 2(1) of the Articles of Association
       effective from the completion of the capital
       reduction

e.     Authorize the Board of Directors to allow the             Mgmt          For                            For
       Company, during the period until the next AGM,
       to acquire shares in the Company against consideration
       to hold or as collateral up to an aggregate
       value of 10% of the Company's share capital,
       the consideration for such shares must not
       deviate by more than 10% from the officially
       quoted price at the time of purchase

f.     Amend Article 2(3) of the Articles of Association         Mgmt          For                            For
       as specified regarding the Company's registrar

g.     Amend the Articles 2(2) and 2(7) of the Articles          Mgmt          For                            For
       of Association in consequence of Copenhagen
       Stock Exchange having changed its name to NASDAQ
       OMX Copenhagen A/S

h.     Elect Mr. Jorgen Dencker Wisborg to the Board             Mgmt          For                            For
       of Directors enlarging the Board to 6 Members

i.     Re-appoint KPMG Statsautoriseret Revisionspartnerselskab  Mgmt          For                            For
       as the Auditors

j.     Authorize the Chairman of the meeting to file             Mgmt          For                            For
       the resolutions adopted by the general meeting
       and to make such amendments to the documents
       filed with the Danish Commerce and Companies
       Agency as may be required or found appropriate
       by the Danish Commerce and Companies Agency
       in connection with registration of the adopted
       resolutions

k.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SEADRILL LIMITED                                                                            Agenda Number:  701699160
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7945E105
    Meeting Type:  AGM
    Meeting Date:  19-Sep-2008
          Ticker:
            ISIN:  BMG7945E1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Mr. John Fredriksen as a Director of             Mgmt          For                            For
       the Company

2.     Re-elect Mr. Tor Olav Troim as a Director of              Mgmt          For                            For
       the Company

3.     Re-elect Mr. Jan Tore Stromme as a Director               Mgmt          For                            For
       of the Company

4.     Re-elect Ms. Kate Blankenship as a Director               Mgmt          For                            For
       of the Company

5.     Re-elect Mr. Kjell E. Jacobsen as a Director              Mgmt          For                            For
       of the Company

6.     Elect Ms. Kathrine Fredriksen as Director of              Mgmt          For                            For
       the Company to fill one of the two casual vacancies
       existing on the Board

7.     Appoint PricewaterhouseCoopers as the Auditor             Mgmt          For                            For
       and authorize the Directors to determine their
       remuneration

8.     Approve the remuneration of the Company's Board           Mgmt          For                            For
       of Directors of a total amount of fees not
       to exceed USD 600,000.00 for the year ending
       31 DEC 2008

9.     Approve to reduce the share premium account               Mgmt          For                            For
       of the Company from USD 1,955,452,000 to nil,
       and to credit the amount resulting from the
       reduction to the Company's contributed surplus
       account with immediate effect

10.    Transact other such business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SEAT PAGINE GIALLE SPA                                                                      Agenda Number:  701791661
--------------------------------------------------------------------------------------------------------------------------
        Security:  T8380H104
    Meeting Type:  MIX
    Meeting Date:  26-Jan-2009
          Ticker:
            ISIN:  IT0003479638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 JAN 2009 (AND A THIRD CALL ON 28 JAN 2009).
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
       SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
       MET OR THE MEETING IS CANCELLED. THANK YOU.

A.1    Appoint 1 Director in compliance with Article             Mgmt          No Action
       2364 No. 2 of the Italian Civil Code

E.1    Approve to eliminate nominal value of ordinary            Mgmt          No Action
       and saving shares consequent and related amendments
       to the Bylaws, related and consequential resolutions

E.2    Approve to reverse split of ordinary and saving           Mgmt          No Action
       currently circulating shares at a rate of 1
       new ordinary or saving shares every 200 ordinary
       or saving owned shares, with annulment, for
       reconcilement purposes only, of No. 96 ordinary
       shares and No. 186 saving shares and consequent
       corporate capital reduction of EUR 8.46 equal
       to the number of shares to be annulled, related
       and consequential resolutions and amend the
       Bylaws

E.3    Approve the Rights issue in favour of the shareholders    Mgmt          No Action
       in compliance with Articles 2441 of the Italian
       Civil Code through issuance of ordinary shares
       for a maximum amount of EUR 200.000.000,00,
       related and consequential resolutions and amend
       the Bylaws

E.4    Amend the Article 14 of the Bylaws - structure            Mgmt          No Action
       of the Board of Director




--------------------------------------------------------------------------------------------------------------------------
 SEAT PAGINE GIALLE SPA                                                                      Agenda Number:  701840301
--------------------------------------------------------------------------------------------------------------------------
        Security:  T8380H120
    Meeting Type:  OGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  IT0004458094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       09 APR 2009 AT 11.00AM. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement of Seat Pagine            Mgmt          No Action
       Gialle SPA YE 31 DEC 2008, Board of Directors
       reporting on the Management related and consequential
       resolutions

2.     Appoint the Board of Directors and of its Chairman        Mgmt          No Action
       upon determination of the number, the terms
       of the office and resolutions Ex Article 21
       of the Company's Bylaws [Directors emoluments
       and refunds], related and consequential resolutions

3.     Appoint the Board of Auditors and its Chairman,           Mgmt          No Action
       related emoluments related and consequential
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 SEB SA, ECULLY                                                                              Agenda Number:  701862662
--------------------------------------------------------------------------------------------------------------------------
        Security:  F82059100
    Meeting Type:  MIX
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  FR0000121709
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the Company's financial statements for            Mgmt          For                            For
       the year 2008, as presented, showing net profits
       of EUR 152,893,729.53, and the amount of EUR
       676,478.33 corresponding to the expenses and
       charges that were not tax deductible

O.2    Approve to resolve the income for the FY be               Mgmt          For                            For
       appropriated as follows: net earnings for the
       FY: EUR 152,893,729.53, credit retained earnings:
       EUR 452,637,176.17, amount of the dividends
       on self-held shares registered to the retained
       earnings account: EUR 3,183,216.00, balance
       sheet available: EUR 587,071,514.43, global
       dividend: EUR 47,857,409.72, loyalty premium:
       EUR 2,644,851.68, retained earnings: EUR 536
       ,569,253.03 the shareholders will receive a
       net dividend of EUR 0.94 per share, will entitle
       to the 40 deduction provided by the French
       tax code this dividend will be paid on 20 MAY
       2009, as required by Law, it is reminded that,
       for the last 3 FY, the dividends paid, were
       as follows: EUR 0.93 for FY 2007, EUR 0.85
       for FY 2006, EUR 0.80 for FY 2005 as required
       by Law, it is reminded that, for the last 3
       FY, the premiums paid, were as follows: EUR
       0.093 for FY 2007, EUR 0.085 for FY 2006, EUR
       0.08 for FY 2005

O.3    Approve the consolidated financial statements             Mgmt          For                            For
       for the said FY, in the form presented to the
       meeting, showing a net income [group share]
       of EUR 151,640,000.00

O.4    Approve, the Board of Directors' report and               Mgmt          For                            For
       the special report of the Auditors on commitments
       governed by Article L.225-42-1 of the French
       Commercial Code, acknowledges the conclusions
       in said reports and the commitments concerning
       the items of remuneration, indemnities or granted
       advantages or which may be granted in relation
       with the cessation or amendment of Mr. Thierry
       De La Tour D'artaise's terms of office

O.5    Approve, the special report of the Auditors               Mgmt          For                            For
       on agreements Governed by Article L.225-38
       of the French Commercial Code and the conclusions
       of said report and the agreements referred
       to therein

O.6    Approve to renew the appointment of Mrs. Damarys          Mgmt          For                            For
       Braida  as the Director for a 4-year period

O.7    Approve to renew the appointment of the Company           Mgmt          For                            For
       FFP as a Director for a 4-year period

O.8    Approve to renew the appointment of Mr. Frederic          Mgmt          For                            For
       Lescure as a Director for a 4-year period

O.9    Appoint Mr. Jean-Dominique Senard as a Director           Mgmt          For                            For
       for a 4-year period

O.10   Approve to renew the appointment of the Company           Mgmt          For                            For
       PricewaterhouseCoopers Audit as a Corporate
       Auditor for a 6-year period

O.11   Approve to renew the appointment of Mr. Pierre            Mgmt          For                            For
       Coll as a Deputy Auditor of the Company PricewaterhouseCoopers
       Audit for a 6-year period

O.12   Approve to renew the appointment of the Company           Mgmt          For                            For
       Deloitte Et Associes as a Corporate Auditor
       for a 6-year period

O.13   Approve to renew the appointment of the Company           Mgmt          For                            For
       Beas as a Deputy Auditor of the Company Deloitte
       Et Associes for a 6-year period

O.14   Authorize the Board of Directors to trade in              Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 40.00, maximum funds invested
       in the share buybacks: EUR 199,648,520.00;
       [Authority expires after 14 month period];
       and to take all necessary measures and accomplish
       all necessary formalities, the present authorization
       supersedes the authorization granted by the
       shareholders' meeting of 13 MAY 2008

E.15   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10 % of the share capital over a 24 month
       period; [Authority expires after 14 month period];
       and to take all necessary measures and accomplish
       all necessary formalities and this authorization
       supersedes the authorization granted by the
       shareholders' meeting of 13 MAY 2008

E.16   Authorize the Board of Directors, in one or               Mgmt          For                            For
       more transactions, to categories of Employees,
       Corporate Officers of the Company and related
       Companies, options giving the right to purchase
       existing shares purchased by the Company, it
       being provided that the options shall not give
       rights to a total number of shares, which shall
       exceed 1.2 % of the share capital; and [Authority
       expires after 14 month period]; and to take
       all necessary measures and accomplish all necessary
       formalities and this authorization supersedes
       the authorization granted by the shareholders'
       meeting of 13 MAY 2008

E.17   Approve the decision to increase, in one or               Mgmt          For                            For
       more occasions, the share capital of the Company,
       by the creation of free shares up to a limit
       of 0.4 % of the share capital in favour of
       Employees and the Managers of the Company and
       related Companies and authorize the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities; [Authority
       expires after 14 month period]

E.18   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital, on one or more
       occasions, in France or abroad by maximum amount
       of EUR 20,000,000.000 by issuance with preferred
       subscription rights maintained of shares and
       any securities giving access to shares of the
       Company, the maximum nominal amount of debt
       securities which may be issued shall not exceed
       EUR 600,000,000.00; [Authority expires after
       14 month period]; and to take all necessary
       measures and accomplish all necessary formalities
       and this authorization of powers supersedes
       any and all earlier authorization to the same
       effect

E.19   Authorize the Board of Directors the powers               Mgmt          For                            For
       to increase the capital, on one or more occasions,
       in France or abroad, by a maximum amount of
       EUR 5,000,000.00, by issuance, without preferred
       subscription right, of shares of the Company
       or any securities giving access to shares of
       the Company, the maximum nominal amount of
       debt securities which may be issued shall not
       exceed EUR 150,000,000.00; [Authority expires
       after 14 month period]; and to take all necessary
       measures and accomplish all necessary formalities
       and this authorization of powers supersedes
       any and all earlier authorization to the same
       effect

E.20   Authorize the Board of Directors all powers               Mgmt          For                            For
       in order to increase the share capital, in
       one or more occasions, by a maximum amount
       of EUR 10,000,000.00, by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by Law and under the By Laws, by issuing bonus
       shares or raising the par value of existing
       shares, or by a combination of these methods;
       [Authority expires after 14 month period];
       and to take all necessary measures and accomplish
       all necessary formalities

E.21   Approve to decide that the overall nominal amount         Mgmt          For                            For
       pertaining to the capital increases which may
       be carried out with the use of the previous
       resolutions shall not exceed EUR 25,000,000.00;
       consequently, each issue carried out in accordance
       with 1 of the resolutions mentioned above shall
       count against this ceiling

E.22   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of Employees
       who are Members of a Company savings plan,
       by issuing shares or any securities giving
       access to the share capital; [Authority expires
       after 14 month period]; and for an amount that
       shall not exceed EUR 510,000.00; and to take
       all necessary measures and accomplish all necessary
       formalities and authorize to the Board of Directors
       all powers to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to raise
       the legal reserve to one tenth of the new capital
       after each increase

E.23   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 SEIKO HOLDINGS CORPORATION                                                                  Agenda Number:  702019678
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7029N101
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3414700009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Stock-for-Stock Exchange with SII in              Mgmt          For                            For
       order to become SII's parent     company

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines,     Increase Authorized Capital to 746M
       shs

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SEINO HOLDINGS CO.,LTD.                                                                     Agenda Number:  701998392
--------------------------------------------------------------------------------------------------------------------------
        Security:  J70316138
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3415400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines,     Allow Use of Treasury Shares for
       Odd-Lot Purchases

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SEMBCORP MARINE LTD                                                                         Agenda Number:  701878475
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8231K102
    Meeting Type:  EGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  SG1H97877952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual [Chapter 9] of the SGX-ST, for
       the Company, its subsidiaries and associated
       Companies that are entities at risk [as that
       term is used in Chapter 9], or any of them,
       to enter into any of the transactions falling
       within the types of interested person transactions
       as specified; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the IPT Mandate and/or this
       resolution; [Authority expires until the conclusion
       of the next AGM of the Company]; to complete
       and do all such acts and things [including
       executing all such documents as may be required]
       as they may consider expedient or necessary
       or in the interests of the Company to give
       effect to the IPT Mandate and/or this resolution

2.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire issued ordinary
       shares each fully paid in the capital of the
       Company [Shares] not exceeding in aggregate
       the maximum limit [the number of issued shares
       representing 10% of the total number of issued
       shares as at the date of the passing of this
       resolution excluding any shares which are held
       as treasury shares as at that date] at such
       price or prices as may be determined by the
       Directors from time to time up to the maximum
       price [in relation to a share to be purchased
       or acquired, means the purchase price (excluding
       brokerage, commission, applicable goods and
       services tax and other related expenses) which
       shall not exceed: in the case of a market purchase
       of a share, 105% of the average closing price
       of the share; and in the case of an off-market
       purchase of a share pursuant to an equal access
       scheme, 110% of the average closing price of
       the shares] whether by way of: market purchase[s]
       on the SGX-ST and/or any other securities exchange
       on which the Shares may for the time being
       be listed and quoted [Other Exchange]; and/or
       off-market purchase[s] [if effected otherwise
       than on the SGX-ST or, as the case may be,
       the Other Exchange] in accordance with any
       equal access scheme[s] as may be determined
       or formulated by the Directors as they consider
       fit, which scheme[s] shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       as may for the time being be applicable, unconditionally
       [authority expires the earlier of the next
       AGM of the Company or the date by which the
       next AGM of the Company is required by law
       to be held]; to complete and do all such acts
       and things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution




--------------------------------------------------------------------------------------------------------------------------
 SEMBCORP MARINE LTD                                                                         Agenda Number:  701879162
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8231K102
    Meeting Type:  AGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  SG1H97877952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts for the YE 31 DEC 2008
       and the Auditors report thereon

2.     Declare a final 1-tier tax exempt dividend of             Mgmt          For                            For
       6 cents per ordinary share for the YE 31 DEC
       2008

3.     Re-elect Mr. Goh Geok Ling as a Director, who             Mgmt          Against                        Against
       retires by rotation pursuant to Article 91
       of the Company's Article of Association

4.     Re-elect Mr. Tan Pheng Hock as a Director, who            Mgmt          Against                        Against
       retires by rotation pursuant to Article 91
       of the Company's Article of Association

5.     Re-elect Mr. Ajaib Haridass as a Director, who            Mgmt          Against                        Against
       retires by rotation pursuant to Article 91
       of the Company's Article of Association

6.     Re-elect Mr. Lim Ah Doo [Independent, Chairman            Mgmt          For                            For
       of Audit Committee] who will cease to hold
       office pursuant to Article 97 of the Company's
       Articles of Association

7.     Re-appoint Mr. Tan Kwi Kin as a Director, who             Mgmt          Against                        Against
       retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold the date of this AGM
       until the next AGM

8.     Re-appoint Mr. Richard Hale, OBE as a Director,           Mgmt          Against                        Against
       who retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold the date of this AGM
       until the next AGM

9.     Approve the sum of SGD 1,066,649 as the Directors'        Mgmt          For                            For
       fees for the YE 31 DEC 2008

10.    Re-appoint KPMG LLP as the Auditors of the Company        Mgmt          For                            For
       and authorize the Directors to fix their remuneration

11.    Authorize the Directors of the Company to: a)             Mgmt          Against                        Against
       i) issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrant,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such purposes and to such persons as the Directors
       may in their absolute discretion deem fit;
       and b) [notwithstanding the authority conferred
       by this Resolution may have ceased to be in
       force] issue shares in pursuance of any instrument
       made or granted by the Directors while this
       Resolution was in force, provided that: 1)
       the aggregate number of shares to be issued
       pursuant to this Resolution [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this Resolution]: A)
       by way of renounceable rights issues on a pro
       rata basis to shareholders of the Company [Renounceable
       Rights Issues] shall not exceed 100% of the
       total number of issued shares in the capital
       of the Company excluding treasury shares[as
       calculated in accordance with Paragraph (3)
       below]; and B) otherwise that by way of Renounceable
       Rights Issues [Other Shares Issues] shall not
       exceed 50% of the total number of issued shares
       in the capital of the Company excluding treasury
       shares[as calculated in accordance with Paragraph
       (3) below], of which the aggregate number of
       shares to be issued other than on a pro rata
       basis to shareholders of the Company shall
       not exceed 10% of the total number of issued
       shares in the capital of the Company excluding
       treasure shares [as calculated in accordance
       with Paragraph (3) below]; 2) the Renounceable
       Rights Issues and Other Shares Issues shall
       not, in aggregate, exceed 100% of the total
       number of issued shares in the capital of the
       Company excluding treasury shares [as calculated
       in accordance with Paragraph (3) below]; 3)
       [subject to such manner of calculation as may
       be prescribed by the Singapore Exchange Securities
       Trading Limited [SGX-ST] for the purpose of
       determining the aggregate number of shares
       that may be issued under Paragraph (1)(A) and
       (1)(B) above, the percentage of issued shares
       shall be based on the total number of issued
       shares in the capital of the Company [excluding
       treasury shares] at the time this Resolution
       is passed, after adjusting for: i) new shares
       arising from the conversion or exercise of
       any convertible Securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this Resolution is
       passed; and ii) any subsequent bonus issue
       or consolidation or subdivision of shares;
       4) in exercising the authority conferred by
       this resolution, the Company shall comply with
       the provisions of the Listing Manual of the
       SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required by law to be
       held]

12.    Authorize the Directors to: a) grant awards               Mgmt          Against                        Against
       in accordance with the provisions of the Sembcorp
       Marine Performance Share Plan [the Performance
       Share Plans] [the Performance Share Plan and
       the Restricted Stock Plan, together the Share
       Planes]; and b) allot and issue from time to
       time such number of ordinary shares in the
       capital of the Company as may be required to
       be issued pursuant to the exercise of options
       granted under the Sembcorp Marine Share Option
       Plan and/or the vesting of awards granted under
       Share Plane, provided that: i) the aggregate
       numbers of new ordinary shares to be issued
       pursuant to the exercise of options granted
       under the Sembcorp Marine Share Option Plan
       and the vesting of awards granted or to be
       granted under the Share Plans shall not exceed
       15% of the total number of issued shares in
       the capital of the Company [excluding treasury
       shares] from time to time; and ii) the aggregate
       number of new ordinary shares under awards
       to be granted pursuant to the Share Plans shall
       not exceed 2% of the total number of issued
       shares in the capital of the Company [excluding
       treasury shares] from time to time; [Authority
       expires the earlier of the date of this AGM
       of the Company and ending on the date of the
       next AGM of the Company other date by which
       the next AGM of the Company is required by
       law to be held]

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SEMPERIT AG HOLDING, WIEN                                                                   Agenda Number:  701890572
--------------------------------------------------------------------------------------------------------------------------
        Security:  A76473122
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  AT0000785555
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of annual statement              Mgmt          No Action
       of accounts for Company and Corporate Group
       including report of the Supervisory Board

2.     Approve the appropriation of net profits                  Mgmt          No Action

3.     Approve the activities undertaken by the Board            Mgmt          No Action
       of Directors and the Supervisory Board

4.     Elect the Supervisory Board                               Mgmt          No Action

5.     Elect the balance sheet Auditor                           Mgmt          No Action

6.     Authorize the Board of Directors to acquire               Mgmt          No Action
       own shares up to a maximum amount of 5% of
       the equity capital of the Company at a price
       of not more than EUR 25, and not less than
       EUR 10, during a period of 30 month starting
       the day of approval with consent of Supervisory
       Board and to decide upon the terms of the repurchase




--------------------------------------------------------------------------------------------------------------------------
 SENKO CO.,LTD.                                                                              Agenda Number:  702007875
--------------------------------------------------------------------------------------------------------------------------
        Security:  J71004139
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3423800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan for Executives




--------------------------------------------------------------------------------------------------------------------------
 SENSHUKAI CO.,LTD.                                                                          Agenda Number:  701836213
--------------------------------------------------------------------------------------------------------------------------
        Security:  J71090104
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3424600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Retirement Allowance for Retiring Directors,      Mgmt          For                            For
       and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Directors




--------------------------------------------------------------------------------------------------------------------------
 SERCO GROUP PLC                                                                             Agenda Number:  701896194
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80400107
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  GB0007973794
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual review, accounts for the               Mgmt          For                            For
       YE 31 DEC 2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For
       of the Company of 3.52 pence per ordinary share
       for the YE 31 DEC 2008

4.     Re-elect Mr. Kevin Beeston as a Non-Executive             Mgmt          For                            For
       Director

5.     Re-elect Mr. Andrew Jenner as a Executive Director        Mgmt          For                            For

6.     Re-elect Mr. Margaret, Baroness Ford of Cunninghame       Mgmt          For                            For
       as a Non-Executive Director

7.     Re-elect Mr. David Richardson as a Non-Executive          Mgmt          For                            For
       Director

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company, until the conclusion of the
       next AGM at which accounts are laid before
       the Company

9.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

S.10   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985 to make market
       purchases [within the meaning of Section 163
       of the Companies Act 1985] of up to 48,681,359
       ordinary shares of 2 pence each, at a minimum
       price of 2 pence [exclusive of expenses, if
       any, payable by the Company] and the maximum
       price of an amount equal to the higher of a)
       5% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days and b) the higher of the price
       of the last independent trade and the highest
       current bid as stipulated by Article 5(1) of
       commission regulation [EC] 22 DEC 2003 implementing
       the Market abuse directive as regards exemptions
       for buyback programmes and stabilization of
       financial statements [2273/2003]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company]; a contract, or contracts,
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

11.    Authorize the Directors to allot relevant securities      Mgmt          Against                        Against
       up to a maximum nominal amount of GBP 3,212,969,
       subject to and in accordance with Article 6
       of the Company's Articles of Association and
       Section 80 of Companies Act 1985, to exercise
       all the powers of the Company to allot relevant
       securities [as defined in Section 80[2] of
       that Act] comprising equity securities [as
       defined in Section 94[2] of the Act] up to
       a further nominal amount of GBP 3,212,969 in
       connection with an offer by way of a right
       issue; [Authority expires the earlier of the
       conclusion of the next AGM of the Company]
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.12   Approve to renew the authority and power conferred        Mgmt          For                            For
       on Directors by Article 7 of the Company's
       Articles of Association and Section 95[1] of
       the Companies Act 1985, to allot equity securities
       wholly for cash, such powers being limited;
       a) the allotment of equity securities [as defined
       in Section 94[2] of the Companies Act 1985]
       pursuant to the authority given by Resolution
       11[b] in connection with a right issue for
       the period ending at the conclusion of the
       AGM but so that the Company may make offers
       and enter into agreements during such period
       which would, or might, require relevant securities
       to be allotted after the authority ends and
       the Board may allot equity securities under
       any such offer or agreement as if the authority
       had not ended; and b) the allotment [otherwise
       than pursuant to sub-paragraph a] above] of
       equity securities up to an aggregate nominal
       amount equal to GBP 486,814

13.    Approve and adopt the rules of the Serco Group            Mgmt          For                            For
       Plc Performance Share Plan [the "PSP"], the
       main features as specified and authorize the
       Directors to do all other acts and things necessary
       or desirable to operate the PSP, including
       the ability to establish further plans similar
       to the PSP for the benefits of employees overseas,
       subject to such modification as may be necessary
       or desirable to take account of applicable
       securities laws, exchange control or tax legislation,
       provided that any ordinary shares of the Company
       made available under such further plans are
       treated as counting against any limits on overall
       participation in the PSP

14.    Approve and adopt the rules of Secro Group Plc            Mgmt          For                            For
       Deferred Bonus Plan [the "DBP"], the main features
       as specified, and authorize the Directors to
       do all other acts and thing necessary or desirable
       to operate the DBP, including the ability establish
       further plans similar to the DBP for the benefit
       of employees overseas, subject to such modifications
       as may be necessary or desirable to take account
       of applicable securities laws, exchange control
       or tax legislation, provided that any ordinary
       shares of the Company made available under
       such further plans are treated as counting
       against any limits on overall participation
       in the DBP

S.15   Amend the Article of Association of the Company           Mgmt          For                            For
       by deleting all the provision of the Company's
       Memorandum of Association which, by virtue
       of Section 28 Companies Act 2006, are to be
       treated as provision of the Company's Articles
       of Association; and by making the amendments
       set out in Appendix 02 to the Notice of AGM
       as specified

16.    Authorize the Company and any Company which               Mgmt          For                            For
       is or becomes its subsidiary during the period
       to which this resolution has effect, for the
       purposes of Part 14 of the Companies Act 2006
       during the period commencing on the date of
       the passing this resolution and any Company
       and ending at the conclusion of the Company's
       next AGM; a)make political donation to political
       parties and/or independent election candidates;
       b)make political donations to political organizations
       other than political parties; and c)incur political
       expenditure,; provided that the total aggregate
       amount of political donations and political
       expenditure pursuant to this authority shall
       not exceed GBP 130,000 for the Group as a whole,
       and the amount authorized under each of the
       paragraphs [a] to [c] shall be limited to such
       amount; all existing authorization and approval
       relating to political donations or political
       expenditure under Part 14 of the Companies
       Act 2006 are hereby revoked without prejudice
       to any donation made or expenditure incurred
       prior to the date hereof pursuant to such authorization
       or approval; for the purpose of this resolution,
       the terms 'political donation', 'political
       parties', 'political organization' and 'political
       expenditure' have the meanings given by Sections
       363 to 365 of the Companies Act 2006

s.17   Approve the general meeting other than an AGM             Mgmt          Against                        Against
       may be called on not less that 14 clear days'
       notice




--------------------------------------------------------------------------------------------------------------------------
 SEVEN NETWORK LTD                                                                           Agenda Number:  701677847
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8461W106
    Meeting Type:  EGM
    Meeting Date:  10-Sep-2008
          Ticker:
            ISIN:  AU000000SEV3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Members of the Company, in accordance       Mgmt          For                            For
       with the Section 257C of the Corporations Act
       2001 and approve: a) the Company to undertake
       on-market buy-backs of its ordinary shares
       under buy-back Agreements on the terms as specified;
       b) each Agreement entered on those terms during
       the 12 months commencing on the date of this
       resolution to the extent that: 1) approval
       of such buy-back agreements is required under
       the Section 257C of the Corporations Act; and
       2) the number of shares bought back under such
       Agreement does not exceed 40,000,000; this
       authorization and approval is in addition to
       any further shares that the Company may buy
       back under the buy-back announced on 21 AUG
       2007




--------------------------------------------------------------------------------------------------------------------------
 SEVEN NETWORK LTD                                                                           Agenda Number:  701725395
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8461W106
    Meeting Type:  AGM
    Meeting Date:  10-Nov-2008
          Ticker:
            ISIN:  AU000000SEV3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the statements of financial          Non-Voting    No vote
       performance and the financial position of the
       Company and the consolidated financial statements
       of the Company and the entities it controlled
       for the FYE 28 JUN 2008, together with the
       statements and the reports of the Directors
       and the Auditors attached to the financial
       statements

2.     Adopt the remuneration report of the Company              Mgmt          Against                        Against
       for the FYE 28 JUN 2008

3.     Re-elect Mr. Bruce Ian McWilliam as a Director,           Mgmt          For                            For
       who retires by rotation in accordance with
       Article 11.3 of the Company's Constitution

4.     Re-elect Mr. Peter David Ritchie AO as a Director,        Mgmt          For                            For
       who retires by rotation in accordance with
       Article 11.3 of the Company's Constitution

5.     Authorize the Company, if in the 12 months following      Mgmt          For                            For
       the date of this AGM, the circumstances in
       the deadlock breaking mechanism as specified
       in the Investment Deed to accept an offer to
       sell all of the securities in Seven Media Group
       Pty Limited and SMG Finco Pty Limited [together,
       the Relevant Securities] which are held by
       the Company, if such an offer is made by the
       KKR-affiliated entity Pleiades Media International
       ULC [or any of its permitted assigns or any
       other person who becomes at any time an Investor
       for the purposes of the Investment Deed] [together,
       the Investor] or to sell all of the Relevant
       Securities held by the Company pursuant to
       the other Investor's call option over those
       Relevant Securities, if circumstances exist
       such that call option becomes exercisable [whether
       those circumstances come to exist because the
       deadlock breaking mechanism as specified has
       been initiated by the Other Investor because
       the deadlock breaking mechanism has been initiated
       by the Company]

S.6    Amend the Company constitution by the deletion            Mgmt          For                            For
       of Article 11.10




--------------------------------------------------------------------------------------------------------------------------
 SFCG CO., LTD.                                                                              Agenda Number:  701722476
--------------------------------------------------------------------------------------------------------------------------
        Security:  J74638107
    Meeting Type:  AGM
    Meeting Date:  24-Oct-2008
          Ticker:
            ISIN:  JP3362600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SFCG CO., LTD.                                                                              Agenda Number:  701803428
--------------------------------------------------------------------------------------------------------------------------
        Security:  J74638107
    Meeting Type:  EGM
    Meeting Date:  20-Feb-2009
          Ticker:
            ISIN:  JP3362600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Amend the Compensation to be Received by Directors        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SGL CARBON SE, WIESBADEN                                                                    Agenda Number:  701858788
--------------------------------------------------------------------------------------------------------------------------
        Security:  D6949M108
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  DE0007235301
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 08 APR 2009 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisor Board, the group financial
       statements and annual report, and the report
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 90,775,000 as follows: EUR 45,387,500
       shall be allocated to the revenue reserve EUR
       45,387,500 shall be carried forward

3.     Ratify the acts of the Board of Managing Director         Mgmt          For                            For

4.     Ratification of the acts of the Supervisor Board          Mgmt          For                            For

5.     Appoint the Auditors for the 2009 FY: Ernst               Mgmt          For                            For
       + Young AG, Frankfurt

6.     Elect Messer: Helmut Jodl, Michael Pfeiffer,              Mgmt          For                            For
       Marek Plata, Josef Scherer, Stuart Skinner,
       Heinz Will as the Supervisor Board the representatives
       and elect Messer: Markus Stettenberger, Juergen
       Kerner, Malgorzata Pasikowska, Josef Jung,
       Bob McClymont, Franz Mehle as the Supervisor
       Board of their substitutes

7      Authorized the capital I, and the correspondent           Mgmt          Against                        Against
       amendments to the Articles of Association The
       existing authorized capital I shall be revoked,
       the Board of MDs shall be authorized, with
       the consent of the Supervisor Board, to increase
       the share capital by up to EUR 52,736,000 through
       the issue of up to 20,600,000 new bearer shares
       against payment in cash and/or kind, on or
       before 28 APR 2014 Shareholders shall be granted
       subscription rights, except for residual amounts,
       for the issue of up to 350,000 shares within
       the scope of the company’s Matching Share
       Plan, and for the issue of shares for acquisition
       purposes

8.     Approve the resolution on the reduction of the            Mgmt          For                            For
       contingent capital, and the correspondent amendment
       to the Articles of Association The current
       contingent capital shall be reduced to EUR
       16,640,000

9.     Authorize the issue conversion and/or warrant             Mgmt          For                            For
       bonds, creation of further contingent capital,
       and the correspondent amendments to the Articles
       of Association The Board of MDs shall be authorized,
       with the consent of the Supervisor Board to
       issue bonds of up to EUR 800,000,000, conferring
       a conversion or option right for new shares
       of the company, on or before 28 APR 2014 Shareholders
       shall be granted subscription rights, except
       for the issue of bonds at a price not materially
       below their theoretical market value, for residual
       amounts, and for the granting of such rights
       to other bondholders the share capital shall
       be increased accordingly by up to EUR 51,200,000
       through the issue of up to 20,000,000 new shares,
       insofar as conversion or option rights are
       exercised

10.    Authorize to grant Stock Appreciation Rights,             Mgmt          For                            For
       the creation of contingent capital, and the
       correspondent amendments to the Articles of
       Association the share capital shall be increased
       by up to EUR 5,376,000 through the issue of
       up to 2,100,000 new shares, insofar as Stock
       Appreciation Rights are issued and exercised
       The company shall be authorized to issue the
       above mentioned SARs to its own and its affiliates
       executives and top managers, between 01 JAN
       2010 and 31 DEC 2014 entitled to vote are those
       shareholders of record on 08 APR 2009, who
       provide written evidence of such holding and
       who register with the company on or before
       22 APR 2009 If you wish us to exercise your
       voting right on your behalf, please send us
       your instructions by 8 a.m. Frankfurt time
       on 21 APR 2009

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SHAFTESBURY PLC                                                                             Agenda Number:  701788222
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80603106
    Meeting Type:  AGM
    Meeting Date:  11-Feb-2009
          Ticker:
            ISIN:  GB0007990962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements for            Mgmt          For                            For
       the YE 30 SEP 2008 and the reports of the Directors
       and the Auditors thereon

2.     Approve the report on the Director's remuneration         Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. P.J. Manser as a Director                    Mgmt          For                            For

5.     Re-elect Mr. W.G. Mcqueen as a Director                   Mgmt          For                            For

6.     Re-elect Mr. J. S. Lane as a Director                     Mgmt          For                            For

7.     Re-elect Mr. S. J. Quayle as a Director                   Mgmt          For                            For

8.     Elect Ms. P. J. Wheatcroft as a Director                  Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Auditors

10.    Authorize the Directors to agree the remuneration         Mgmt          Against                        Against
       of the Auditors

11.    Authorize the Directors to allot ordinary shares          Mgmt          For                            For

S.12   Authorize the Directors to disapply pre-emption           Mgmt          For                            For
       rights

S.13   Grant authority for the market purchases of               Mgmt          For                            For
       the Company's ordinary shares

14.    Authorize the Company to make political donations         Mgmt          For                            For

S.15   Adopt the new Articles of Association of the              Mgmt          Against                        Against
       Company




--------------------------------------------------------------------------------------------------------------------------
 SHAFTESBURY PLC REIT, LONDON                                                                Agenda Number:  701971271
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80603106
    Meeting Type:  OGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  GB0007990962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 50,000,000 to GBP 75,000,000
       by the creation of 100,000,000 ordinary shares
       of 25 pence each in the capital of the Company
       ranking pari passu with the shares of 25 pence
       each in the capital of the Company

2.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 80 of the Companies Act 1985 [the
       Act] at the AGM of the Company held on 11 FEB
       2009 which will continue in full force and
       effect, to allot relevant securities as defined
       in Section 80(2) of the Act up to an aggregate
       nominal amount of GBP 22,582,283.50 [90,329,134
       new ordinary shares of 25 pence each in the
       capital of the Company]; [Authority expires
       the earlier of the conclusion of the next AGM
       or 15 months]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI INDL HLDGS LTD                                                                     Agenda Number:  701682874
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7683K107
    Meeting Type:  EGM
    Meeting Date:  08-Sep-2008
          Ticker:
            ISIN:  HK0363006039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the conditional sale and               Mgmt          For                            For
       purchase agreement dated 21JUL 2008 (as amended
       by a supplemental agreement dated 05 AUG 2008,
       together the "Hotel Acquisition Agreements"),
       made between South Pacific Hotel Holdings Limited,
       the Company and Shanghai Industrial Investment
       (Holdings) Company Limited ("SIIC") in relation
       to the acquisition by the Company of the Good
       Cheer Sale Share (as specified) and the Good
       Cheer Sale Loans (as defined and described
       in the Circular) for a consideration of HKD
       1,350,000,000 pursuant to the Hotel Acquisition
       Agreements, upon the terms and subject to the
       conditions therein contained, and all transactions
       contemplated thereunder and in connection therewith
       and any other ancillary documents; and authorize
       the Directors of the Company to sign, seal,
       execute, perfect, perform and deliver all such
       agreements, instruments, documents and deeds,
       and do all such acts, matters and things and
       take all such steps as they may in their discretion
       consider necessary, desirable or expedient
       to implement and/or to give effect to the Hotel
       Acquisition Agreements as they may in their
       discretion consider to be desirable and in
       the interests of the Company

2.     Approve and ratify the conditional sale and               Mgmt          For                            For
       purchase agreement dated 21 JUL 2008 (as amended
       by a supplemental agreement dated 05 AUG 2008,
       together the "Road Bridge Acquisition Agreements"),
       made between SIIC CM Development Limited, S.I.
       Infrastructure Holdings Limited and SIIC in
       relation to the acquisition by the Company
       of the Hu-Hang Sale Share and the Hu-Hang Sale
       Loan (both as defined and described in the
       Circular) for a consideration of HKD 4,196,312,000
       pursuant to the Road Bridge Acquisition Agreements,
       upon the terms and subject to the conditions
       therein contained, and all transactions contemplated
       thereunder and in connection therewith and
       any other ancillary documents and authorize
       the Directors of the Company to sign, seal,
       execute, perfect, perform and deliver all such
       agreements, instruments, documents and deeds,
       and do all such acts, matters and things and
       take all such steps as they may in their discretion
       consider necessary, desirable or expedient
       to implement and/or to give effect to the Road
       Bridge Acquisition Agreements as they may in
       their discretion consider to be desirable and
       in the interests of the Company




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI INDL HLDGS LTD                                                                     Agenda Number:  701931811
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7683K107
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  HK0363006039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive and consider the audited consolidated             Mgmt          For                            For
       financial statements of the Company for the
       YE 31 DEC 2008 together with the reports of
       the Directors and the Auditor thereon

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. Teng Yi Long as a Director                   Mgmt          Against                        Against

3.b    Re-elect Mr. Cai Yu Tian as a Director                    Mgmt          Against                        Against

3.c    Re-elect Mr. Lu Ming Fang as a Director                   Mgmt          Against                        Against

3.d    Re-elect Mr. Ding Zhong De as a Director                  Mgmt          Against                        Against

3.e    Re-elect Mr. Zhou Jun as a Director                       Mgmt          Against                        Against

3.f    Re-elect Mr. Leung Pak To, Francis as a Director          Mgmt          For                            For

3.g    Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor and authorize the Directors
       to fix the Auditor's remuneration

5.     Authorize the Directors of the Company subject            Mgmt          For                            For
       during the Relevant Period [as specified] to
       repurchase ordinary shares in the capital of
       the Company [Shares] on The Stock Exchange
       of Hong Kong Limited [Stock Exchange] or on
       any other stock exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or any other stock exchange as amended from
       time to time and the aggregate nominal amount
       of the shares which the Company to repurchase
       pursuant to this resolution shall not exceed
       10% of the aggregate nominal amount of the
       shares in issue at the date of the passing
       of this resolution; [Authority expires at the
       earlier of the conclusion of the next AGM of
       the Company; or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable laws of Hong
       Kong to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which would
       or might require the exercise of such powers,
       during and after the relevant period, and the
       aggregate nominal amount of share capital allotted,
       issued or dealt with or agreed conditionally
       or unconditionally to be allotted, issued or
       dealt with [whether pursuant to an option or
       otherwise] by the Directors of the Company
       pursuant to this resolution, otherwise than
       pursuant to i) a rights issue [as specified],or
       ii) the exercise of the subscription or conversion
       rights attaching to any warrants, convertible
       bonds or other securities issued by the Company
       which are convertible into shares of the Company,
       or iii) any share option scheme or similar
       arrangement for the time being adopted for
       the grant or issue to the eligible participants
       of shares or rights to acquire shares in the
       capital of the Company, or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company,
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution; [Authority expires at the earlier
       of the conclusion of the next AGM of the Company;
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws of Hong Kong to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6 as specified, the aggregate nominal
       amount of the shares which are repurchased
       or otherwise acquired by the Company pursuant
       to Resolution 5 shall be added to the aggregate
       nominal amount of the shares which may be issued
       pursuant to Resolution 6, provided that such
       an amount shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  701682533
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8063F106
    Meeting Type:  SGM
    Meeting Date:  10-Sep-2008
          Ticker:
            ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Master Joint Venture               Mgmt          For                            For
       Agreement [a copy of which has been produced
       to this meeting marked 'A' and signed by the
       Chairman hereof for the purpose of identification]
       and the transactions contemplated there under;
       authorize the Board of Directors of the Company
       to take all such actions as it considers necessary
       or desirable to implement and give effect to
       the Master Joint Venture Agreement and the
       transactions contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE AND CONSERVATIVE CUT-OFF
       DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  701773485
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8063F106
    Meeting Type:  SGM
    Meeting Date:  17-Dec-2008
          Ticker:
            ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

1.     Approve and ratify the Supplemental Agreement             Mgmt          For                            For
       [as specified] and the transactions contemplated
       there under; and authorize the Board of Directors
       of the Company to take all such actions as
       it considers necessary or desirable to implement
       and give effect to the Supplemental Agreement
       and the transactions contemplated there under,
       for the purposes of this resolution, the term
       Supplemental Agreement shall have the same
       definition as specified in the circular to
       the shareholders of the Company dated 25 NOV
       2008

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHANKS GROUP PLC, GLASGOW                                                                   Agenda Number:  701650536
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80661104
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2008
          Ticker:
            ISIN:  GB0007995243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts for the YE 31 MAR            Mgmt          For                            For
       2008 together with the Directors' and the Auditors'
       reports thereon

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2008

3.     Declare a final dividend of 4.2 pence per ordinary        Mgmt          For                            For
       share of the Company for the YE 31 MAR 2008

4.     Elect Mr. Tom Drury as a Director of the Company          Mgmt          For                            For

5.     Re-elect Mr. Adrian Auer as a Director of the             Mgmt          For                            For
       Company

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company and authorize the Directors
       to determine their remuneration

S.7    Authorize the Directors to allot relevant securities      Mgmt          For                            For

S.8    Approve to dis-apply pre-emption rights on allotments     Mgmt          For                            For
       of shares for cash

S.9    Authorize the Company to make market purchases            Mgmt          For                            For
       of its own ordinary shares

S.10   Approve to adopt the New Articles of Association          Mgmt          For                            For
       of the Company

S.11   Approve to adopt the replacement Article 99               Mgmt          For                            For
       with effect from 12.01 AM on 01 OCT 2008

12.    Approve to provide limited authority to make              Mgmt          For                            For
       political donations and to incur political
       expenditure




--------------------------------------------------------------------------------------------------------------------------
 SHANKS GROUP PLC, GLASGOW                                                                   Agenda Number:  701975469
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80661104
    Meeting Type:  EGM
    Meeting Date:  08-Jun-2009
          Ticker:
            ISIN:  GB0007995243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to increase the share capital to GBP              Mgmt          For                            For
       45,000,000; authorize the Directors to allot
       the rights issue shares and otherwise up to
       GBP 5,330,033.20; and approve to disapply pre-emption
       rights in respect of the rights issue shares
       and otherwise up to GBP 1,190,100




--------------------------------------------------------------------------------------------------------------------------
 SHAWCOR LTD                                                                                 Agenda Number:  701880672
--------------------------------------------------------------------------------------------------------------------------
        Security:  820904209
    Meeting Type:  MIX
    Meeting Date:  11-May-2009
          Ticker:
            ISIN:  CA8209042099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY RESOLUTION
       3 AND "IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS 1.1 TO 1.13 AND 2. THANK YOU

       To receive the annual report to the shareholders,         Non-Voting    No vote
       including the consolidated financial statements
       and the report of the Auditor for the YE 31
       DEC 2008

1.1    Elect Mr. William P. Buckley as a Director                Mgmt          For                            For

1.2    Elect Mr. James W. Derrick as a Director                  Mgmt          For                            For

1.3    Elect Mr. Leslie W. J. Hutchison as a Director            Mgmt          For                            For

1.4    Elect Mr. Geoffrey F. Hyland as a Director                Mgmt          For                            For

1.5    Elect Mr. Murray K. Mullen as a Director                  Mgmt          For                            For

1.6    Elect Mr. John F. Petch as a Director                     Mgmt          For                            For

1.7    Elect Mr. Robert J. Ritchie as a Director                 Mgmt          For                            For

1.8    Elect Mr. Paul G. Robinson as a Director                  Mgmt          For                            For

1.9    Elect Mr. Heather A. Shaw as a Director                   Mgmt          For                            For

1.10   Elect Mr. Virginia L. Shaw as a Director                  Mgmt          For                            For

1.11   Elect Mr. Zoltan D. Simo as a Director                    Mgmt          For                            For

1.12   Elect Mr. E. Charlene Valiquette as a Director            Mgmt          For                            For

1.13   Elect Mr. Donald C. Vaughn as a Director                  Mgmt          For                            For

2.     Appoint Ernst & Young LLP as the Auditor of               Mgmt          For                            For
       the Company and authorize the Directors to
       fix the Auditor's remuneration

3.     Approve, subject to confirm shareholder a new             Mgmt          For                            For
       general By-Law of ShawCor Ltd., which became
       effective on 19 FEB 2009

4.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SHENZHEN INTERNATIONAL HOLDINGS LTD                                                         Agenda Number:  701924551
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8086V104
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  BMG8086V1046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the reports of the Directors and of the
       Auditors for the YE 31 DEC 2008

2.     Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2008

3.i    Re-elect Mr. Liu Jun as a Director                        Mgmt          For                            For

3.ii   Re-elect Mr. Wang Dao Hai as a Director                   Mgmt          For                            For

3.iii  Re-elect Mr. Ding Xun as a Director                       Mgmt          For                            For

3.iv   Re-elect Mr. Nip Yun Wing as a Director                   Mgmt          For                            For

3.v    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint the Auditor of the Company and authorize       Mgmt          For                            For
       the Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares of the Company on the Stock Exchange
       of Hong Kong Limited [the Stock Exchange],
       subject to and in accordance with all applicable
       laws and requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       as amended from time to time, the aggregate
       nominal amount of shares of the Company which
       may be purchased by the Company pursuant to
       this resolution, during the relevant period
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution,
       and the said approval shall be limited accordingly;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-Laws of
       the Company or any applicable Laws to be held]

6.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and otherwise deal with additional shares
       in the capital of the Company and to make or
       grant offers, agreements and options [including
       warrants, bonds and debentures convertible
       into shares of the Company] during and after
       the relevant period, subject to and in accordance
       with all applicable laws, the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       [whether pursuant to an option or otherwise]
       and otherwise than pursuant to i) a rights
       issue ii) an issue of shares upon the exercise
       of subscription rights or conversion rights
       under any warrants of the Company or any securities
       of the Company which are convertible into shares
       of the Company; iii) an issue of shares as
       scrip dividends pursuant to the Bye-Laws of
       the Company from time to time; or iv) an issue
       of shares under any option scheme or similar
       arrangement for the time being adopted of the
       Company, shall not exceed 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of this resolution
       and the said approval shall be limited accordingly[Authority expires at the conclusion of the next AGM of
       the Company; or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable Laws to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, the aggregate nominal amount of the
       shares which shall have been repurchased by
       the Company pursuant to and in accordance with
       Resolution 5 shall be added to the aggregate
       nominal amount of the shares which may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to and in accordance with Resolution
       6, provided that such additional amount shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing this resolution

S.8    Amend Bye-Law 1, Bye-Law 46, Bye-Law 176, Bye-Law         Mgmt          For                            For
       177, Bye-Law 178A, Bye-Law 178 and Bye-Law
       181 of the Articles of Association of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHENZHEN INVESTMENT LTD                                                                     Agenda Number:  701933877
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7743P120
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  HK0604011236
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the report of the Directors and the independent
       Auditors' report for the year ended 31 DEC
       2008

2.     Declare a final dividend for the year ended               Mgmt          For                            For
       31 DEC 2008

3.A    Re-elect Mr. Hu Aimin as a Director                       Mgmt          For                            For

3.B    Re-elect Mr. Liu Weijin as a Director                     Mgmt          For                            For

3.C    Re-elect Mr. Wong Po Yan as a Director                    Mgmt          For                            For

3.D    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

4.     Re-appoint Auditors of the Company and authorize          Mgmt          For                            For
       the Board to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares in
       the capital of the Company during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange]or any other stock
       exchange on which the securities of the Company
       may be listed and is recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and/or the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange as amended from time
       to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company; [Authority expires the earlier of
       the conclusion of the AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company is to be held by law];
       and the revocation or variation of the authority
       given under this Resolution by an ordinary
       resolution of the members of the Company in
       general meeting

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution and pursuant to Section
       57B of the Companies Ordinance, to allot, issue
       and deal with additional shares in the capital
       of the Company and make or grant offers, agreements
       and options, including warrants, during and
       after the relevant period, not exceeding 20%
       of the aggregate nominal amount of the issued
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes or other securities issued
       by the Company which carry rights to subscribe
       for or are convertible into shares of the Company;
       or iii) the exercise of options granted under
       any option scheme or similar arrangement for
       the time being adopted for the grant or issue
       of shares or rights to acquire shares in the
       Company; or iv) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the articles of association of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law] ]; and the revocation or variation of
       the authority given under this Resolution by
       an ordinary resolution of the members of the
       Company in general meeting

7.     Approve, subject to the passing of Resolution             Mgmt          For                            For
       5 and 6 to convening this meeting, the general
       mandate granted to the Directors of the Company
       to exercise the powers of the Company to allot,
       issue and deal with additional shares in the
       Company pursuant to Resolution 6, by extended
       by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       5, provided that such extended amount shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 SHERRITT INTL CORP                                                                          Agenda Number:  701927963
--------------------------------------------------------------------------------------------------------------------------
        Security:  823901103
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  CA8239011031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.1    Elect Mr. Ian W. Delaney as a Director                    Mgmt          For                            For

1.2    Elect Mr. Michael F. Garvey as a Director                 Mgmt          For                            For

1.3    Elect Hon. Marc Lalonde as a Director                     Mgmt          For                            For

1.4    Elect Mr. Edythe A. [Dee] Marcoux as a Director           Mgmt          For                            For

1.5    Elect Mr. Bernard Michel as a Director                    Mgmt          For                            For

1.6    Elect Mr. Daniel P. Owen as a Director                    Mgmt          For                            For

1.7    Elect Sir. Patrick Sheehy as a Director                   Mgmt          For                            For

1.8    Elect Mr. Jowdat Waheed as a Director                     Mgmt          For                            For

2.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       and authorize the Directors to fix their remuneration

       Receive the consolidated financial statements             Non-Voting    No vote
       of the Corporation for the FYE 31 DEC 2008,
       together with the report of the Auditors thereon

       Transact other business                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHIMA SEIKI MFG.,LTD.                                                                       Agenda Number:  702017737
--------------------------------------------------------------------------------------------------------------------------
        Security:  J72273105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3356500003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and          Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SHIMACHU CO.,LTD.                                                                           Agenda Number:  701760678
--------------------------------------------------------------------------------------------------------------------------
        Security:  J72122104
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2008
          Ticker:
            ISIN:  JP3356800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Auditors

5.     Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement Benefit System
       for Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 SHIMADZU CORPORATION                                                                        Agenda Number:  702009108
--------------------------------------------------------------------------------------------------------------------------
        Security:  J72165129
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3357200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHIMAMURA CO.,LTD.                                                                          Agenda Number:  701935706
--------------------------------------------------------------------------------------------------------------------------
        Security:  J72208101
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  JP3358200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 SHIMANO INC.                                                                                Agenda Number:  701836453
--------------------------------------------------------------------------------------------------------------------------
        Security:  J72262108
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  JP3358000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5      Amend the Compensation to be Received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHIMAO PPTY HLDGS LTD                                                                       Agenda Number:  701933839
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81043104
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  KYG810431042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements together with the reports of the
       Directors and the Auditor of the Company for
       the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For
       to the shareholders of the Company

3.i    Re-elect Mr. Hui Sai Tan, Jason as an Executive           Mgmt          Against                        Against
       Director of the Company

3.ii   Re-elect Ms. Kan Lai Kuen, Alice as an Independent        Mgmt          For                            For
       Non-Executive Director of the Company

3.iii  Re-elect Mr. Gu Yunchang as an Independent Non-Executive  Mgmt          For                            For
       Director of the Company

3.iv   Re-elect Mr. Lam Ching Kam as an Independent              Mgmt          For                            For
       Non-Executive Director of the Company

3.v    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          Against                        Against
       of the Company and authorize the Board of Directors
       of the Company to fix their remuneration

5.     Authorize the Directors of the Company [Director]         Mgmt          For                            For
       to allot, issue and otherwise deal with additional
       ordinary shares of the Company or securities
       convertible into shares, or options, warrants
       or similar rights to subscribe for any shares
       and to make or grant offers, agreements and
       options which would or might require the exercise
       of such powers, subject to and in accordance
       with all applicable laws, of this resolution
       shall be in addition during and after the relevant
       period and the aggregate nominal amount of
       the share capital allotted, issued or otherwise
       dealt with or agreed conditionally or unconditionally
       to be allotted, issued or otherwise dealt with
       [whether pursuant to an option or otherwise]
       by the Directors otherwise than pursuant to:
       i) a rights issue [as specified]; or ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; or iii) the exercise
       of any option granted under the share option
       scheme or similar arrangement for the time
       being adopted or to be adopted for the grant
       or issue to officers and/or employees of the
       Company and/or any of its subsidiaries, of
       options to subscribe for, or rights to acquire
       shares of the Company; or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company
       [Articles] in force from time to time, shall
       not exceed 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles to be held]

6.     Authorize the Directors to repurchase shares              Mgmt          For                            For
       of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [Stock Exchange] or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purposes, subject to and in accordance
       with all applicable laws and requirements,
       of the Rules Governing the Listing of Securities
       on the Stock Exchange as amended from time
       to time [Listing Rules], during the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company at the date of passing this resolution;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles to be held]

7.     Approve, conditional upon Resolutions 5 and               Mgmt          For                            For
       6, the aggregate nominal amount of the share
       capital of the Company which shall have been
       repurchased by the Company under the authority
       granted to the Directors as in Resolution 6
       [up to a maximum of 10% of the aggregate nominal
       amount of the share capital of the Company
       as in Resolution 6] shall be added to the aggregate
       nominal amount of the share capital that may
       be allotted, issued or otherwise dealt with,
       or agreed conditionally and unconditionally
       to be allotted, issued or otherwise dealt with
       by the Directors pursuant to Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 SHIMAO PROPERTY HOLDINGS LIMITED                                                            Agenda Number:  701665652
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81043104
    Meeting Type:  EGM
    Meeting Date:  11-Aug-2008
          Ticker:
            ISIN:  KYG810431042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Mandate Agreement as specified and            Mgmt          For                            For
       authorize the Directors of the Company to do
       such things as they may consider necessary
       to give effect to such transaction; approve
       and ratify the annual cap for the advisory
       fees or underwriting commission payable by
       the Company to Morgan Stanley [as defined in
       the Circular] in respect of any engagement
       of Morgan Stanley for a transaction set out
       in the mandate agreement as specified; the
       provision of any uncapped indemnity by the
       Company to Morgan Stanley indemnity by the
       Company to Morgan Stanley in respect of any
       engagement of Morgan Stanley for a transation
       as specified




--------------------------------------------------------------------------------------------------------------------------
 SHIN-ETSU POLYMER CO.,LTD.                                                                  Agenda Number:  702019565
--------------------------------------------------------------------------------------------------------------------------
        Security:  J72853112
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3371600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHINKO ELECTRIC INDUSTRIES CO.,LTD.                                                         Agenda Number:  702008043
--------------------------------------------------------------------------------------------------------------------------
        Security:  J73197105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3375800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SHINKO SECURITIES CO.,LTD.                                                                  Agenda Number:  701850768
--------------------------------------------------------------------------------------------------------------------------
        Security:  J73348104
    Meeting Type:  EGM
    Meeting Date:  03-Apr-2009
          Ticker:
            ISIN:  JP3373800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve merger agreement between Shinko Securities        Mgmt          For                            For
       Co., Ltd. and Mizuho Securities Co., Ltd.

2.     Amend the Articles of Incorporation (1)                   Mgmt          For                            For

3.     Amend the Articles of Incorporation (2)                   Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          Against                        Against

4.2    Appoint a Director                                        Mgmt          Against                        Against

4.3    Appoint a Director                                        Mgmt          Against                        Against

4.4    Appoint a Director                                        Mgmt          Against                        Against

4.5    Appoint a Director                                        Mgmt          Against                        Against

5.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

6.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 SHINKO SECURITIES CO.,LTD.                                                                  Agenda Number:  701982363
--------------------------------------------------------------------------------------------------------------------------
        Security:  J73348104
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3373800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Appoint a Director                                        Mgmt          Against                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Revision of the remuneration of Directors and             Mgmt          For                            For
       Corporate Auditors, and determination of the
       amount and specific details of stock option
       remuneration

5.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Auditors, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Directors and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SHINKO SHOJI CO.,LTD.                                                                       Agenda Number:  701998241
--------------------------------------------------------------------------------------------------------------------------
        Security:  J73369118
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3374200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHINMAYWA INDUSTRIES,LTD.                                                                   Agenda Number:  701988000
--------------------------------------------------------------------------------------------------------------------------
        Security:  J73434102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3384600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Appoint Accounting Auditors                               Mgmt          For                            For

6.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SHINWA KAIUN KAISHA,LTD.                                                                    Agenda Number:  701993847
--------------------------------------------------------------------------------------------------------------------------
        Security:  J74100108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3385000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SHIONOGI & CO.,LTD.                                                                         Agenda Number:  701985143
--------------------------------------------------------------------------------------------------------------------------
        Security:  J74229105
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3347200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Adopt Reduction
       of Liability System for Outside Directors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6.     Presentation of Retirement Benefits to a Retiring         Mgmt          For                            For
       Director and Reelected Directors since Abolishment
       of Retirement Benefit Systems




--------------------------------------------------------------------------------------------------------------------------
 SHIZUOKAGAS CO., LTD.                                                                       Agenda Number:  701830932
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7444M100
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  JP3351150002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SHOUGANG CONCORD INTL                                                                       Agenda Number:  701922280
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y78299107
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2009
          Ticker:
            ISIN:  HK0697002241
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the report of the Directors and the               Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.A    Re-elect Mr. Chen Zhouping as a Director                  Mgmt          For                            For

3.B    Re-elect Mr. Zhang Wenhui as a Director                   Mgmt          For                            For

3.C    Re-elect Ms. Kan Lai Kuen, Alice as a Director            Mgmt          For                            For

3.D    Re-elect Mr. Leung Kai Cheung as a Director               Mgmt          For                            For

4.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix their remuneration

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with shares in the capital of
       the Company and to make or grant offers, agreements
       and options, during the relevant period, not
       exceed the aggregate of 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       of this resolution, otherwise than pursuant
       to i) a rights issue; ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares
       of the Company; or iii) any option scheme or
       similar arrangement for the time being adopted
       for the grant or issue to Officers and/or Employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company; or iv) any scrip dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

6.     Authorize the Directors to repurchase issued              Mgmt          For                            For
       shares in the capital of the Company, during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited, subject to and in accordance
       with all applicable laws or the requirements
       of the Rules of the Governing the Listing of
       Securities on The Stock Exchange of Hong Kong
       Limited, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       of this resolution; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

7.     Approve, conditional upon the passing of Resolution       Mgmt          For                            For
       6, that the aggregate nominal amount of the
       shares in the Company which are repurchased
       by the Company pursuant to and in accordance
       with the said Resolution 6 shall be added to
       the aggregate nominal amount of the shares
       in the Company that may be allotted or agreed
       conditionally or unconditionally to be allotted
       by the Directors pursuant to and in accordance
       with Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 SHOWA CORPORATION                                                                           Agenda Number:  702000213
--------------------------------------------------------------------------------------------------------------------------
        Security:  J75175109
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3360300002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate        Auditors




--------------------------------------------------------------------------------------------------------------------------
 SHOWA SANGYO CO.,LTD.                                                                       Agenda Number:  701998455
--------------------------------------------------------------------------------------------------------------------------
        Security:  J75347104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3366400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Allow Use of Electronic Systems   for
       Public Notifications

3      Amend the Compensation to be Received by Directors        Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHUFERSAL LTD                                                                               Agenda Number:  701989521
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8411W101
    Meeting Type:  SGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  IL0007770378
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve that Mr. Yacov Fisher should supply               Mgmt          Abstain                        Against
       his services to the Company as Joint Chairman
       on a part time basis [at least 25%] in the
       status of an Independent Contractor, instead
       as an Employee with no change in the cost to
       the Company; the terms of employment as an
       employee was approved by General Meeting in
       JAN 2008, Mr. Fisher will receive a total payment
       of NIS 68,958 a month Index linked plus expenses
       and an annual bonus of 0.75% of the net profit,
       and he will retain the options issued to him
       as an employee

2.     Re-appoint Mr. Omri Tov as an External Director           Mgmt          For                            For
       for an additional statutory 3 year period




--------------------------------------------------------------------------------------------------------------------------
 SHUI ON LD LTD                                                                              Agenda Number:  701794388
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81151113
    Meeting Type:  EGM
    Meeting Date:  21-Jan-2009
          Ticker:
            ISIN:  KYG811511131
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTIONS
       1 TO 3. THANK YOU.

1.     Approve and ratify, the Supplemental Agreement            Mgmt          For                            For
       [as specified] and the continuing connected
       transactions contemplated thereunder; approve
       the new Chapter [as specified] for the 3 FYE
       31 DEC 2011 and authorize the Directors of
       the Company [Director(s)] to do all such further
       acts and things and execute such further documents
       and take all steps which in his/their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the Supplemental
       Agreement and all other transactions contemplated
       thereunder with any changes as such Director(s)
       may consider necessary, desirable or expedient

2.     Re-elect Mr. Louis H.W. WONG as a Director                Mgmt          Against                        Against

3.     Re-elect Mr. Aloysius T.S. LEE as a Director              Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SHUI ON LD LTD                                                                              Agenda Number:  701933853
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81151113
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  KYG811511131
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANKS YOU.

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. Vincent H. S. Lo as a Director               Mgmt          Against                        Against

3.b    Re-elect Sir John R. H. Bond as a Director                Mgmt          Against                        Against

3.c    Re-elect Dr. Edgar W. K. Cheng as a Director              Mgmt          Against                        Against

3.d    Re-elect Dr. Roger L. McCarthy as a Director              Mgmt          For                            For

3.e    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-the appoint Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.a    Authorize the Directors of the Company, in addition       Mgmt          For                            For
       to any other authorizations given to the Directors,
       to allot, issue and deal with additional shares
       of the Company [the "Shares"] or securities
       convertible into Shares, or options, warrants
       or similar rights to subscribe for any Shares,
       and to make or grant offers, agreements and
       options which might require the exercise of
       such powers, provided that the aggregate nominal
       amount of share capital of the Company allotted
       [whether pursuant to an option or otherwise]
       and issued by the Directors shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution, otherwise
       than pursuant to: [i] a Rights Issue; [ii]
       the exercise of the rights of subscription
       or conversion attaching to any warrants issued
       by the Company or any securities which are
       convertible into Shares; [iii] the exercise
       of any options granted under any Share Option
       Scheme adopted by the Company or similar arrangement;
       [iv] any scrip dividend or similar arrangement
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company and the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws of the Cayman Islands and other relevant
       jurisdiction to be held]

5.b    Authorize the Directors to repurchase Shares              Mgmt          For                            For
       on The Stock Exchange of Hong Kong Limited
       [the "Stock Exchange"] or on any other Stock
       Exchange on which the Shares may be listed
       and recognized for this purpose by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange, subject to and in accordance
       with all applicable laws and regulations, provided
       that the aggregate nominal amount of the Shares
       which may be repurchased by the Company shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company and the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws of the Cayman Islands or other relevant
       jurisdiction to be held]

5.c    Approve to extend the authority given to the              Mgmt          For                            For
       Directors to allot, issue or otherwise deal
       with securities of the Company pursuant to
       Resolution 5A by the addition thereto an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to Resolution 5B, provided that such
       amount shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing of
       this resolution

6.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Listing Committee of the Stock Exchange granting
       and agreeing to grant listing of, and permission
       to deal in, the Bonus Shares: a sum of USD1,046,399.29
       being part of the amount standing to the credit
       of share premium account of the Company, or
       such larger sum as may be necessary to give
       effect to the bonus issue of shares pursuant
       to this resolution, be capitalized and authorize
       Directors to apply such sum in paying up in
       full at par not less than 418,559,717 unissued
       shares ["Bonus Shares"] of USD 0.0025 each
       in the capital of the Company, and that such
       Bonus Shares shall be allotted and distributed,
       credited as fully paid up, to and amongst those
       shareholders whose names appear on the register
       of Members of the Company on 04 JUN 2009 [the
       "Record Date"] on the basis of one Bonus Share
       for every ten existing issued shares of USD0.0025
       each in the capital of the Company held by
       them respectively on the Record Date; the shares
       to be issued pursuant to this resolution shall,
       subject to the Memorandum and Articles of Association
       of the Company, rank pari passu in all respects
       with the shares of USD 0.0025 each in the capital
       of the Company in issue on the Record Date,
       except that they will not rank for the bonus
       issue of shares mentioned in this resolution
       and for any dividend declared or recommended
       by the Company in respect of the FYE 31 DEC
       2008; and to authorize the Directors to do
       all acts and things as any be necessary and
       expedient in connection with the allotment
       and issue of the Bonus Shares, including, but
       not limited to, determining the amount to be
       capitalized out of share premium account and
       the number of Bonus Shares to be allotted and
       distributed in the manner referred to in this
       resolution

       Transact other business [if any]                          Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SHUN TAK HLDGS LTD                                                                          Agenda Number:  701922379
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y78567107
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  HK0242001243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements of               Mgmt          For                            For
       the Company and its subsidiaries and the reports
       of the Directors and the Auditor of the Company
       for the YE 31 DEC 2008

2.     Declare a final dividend in respect of the YE             Mgmt          For                            For
       31 DEC 2008

3.i    Re-elect Sir Roger Lobo as an Independent Non-executive   Mgmt          For                            For
       Director of the Company

3.ii   Re-elect Dato' Dr. Cheng Yu Tung as a Non-executive       Mgmt          Against                        Against
       Director of the Company

3.iii  Re-elect Mrs. Mok Ho Yuen Wing, Louise as a               Mgmt          For                            For
       Non-executive Director of the Company

3.iv   Re-elect Ms. Ho Chiu Ha, Maisy as an Executive            Mgmt          For                            For
       Director of the Company

3.v    Re-elect Mr. Ng Chi Man, Michael as an Executive          Mgmt          For                            For
       Director of the Company

4.     Approve the Directors' fees for the YE 31 DEC             Mgmt          For                            For
       2009 at HKD 200,000 be payable for each Independent
       Non-executive Director and HKD 5,000 for each
       other Director and other Directors' remuneration
       be fixed by the Board of Directors of the Company

5.i    Approve that a gratuity payment in the sum of             Mgmt          For                            For
       HKD 2,277,710 to be paid to Dr. So Shu Fai,
       Ambrose

5.ii   Approve that a gratuity payment in the sum of             Mgmt          For                            For
       HKD 2,352,659 to be paid to Mr. Chan Wai Lun,
       Anthony

5.iii  Approve that a gratuity payment in the sum of             Mgmt          For                            For
       HKD 2,355,659 to be paid to Mr. Huen Wing Ming,
       Patrick

6.     Re-appoint H.C. Watt & Company Limited as the             Mgmt          For                            For
       Auditor of the Company and authorize the Board
       of Directors to fix its remuneration

7.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period, to repurchase shares of
       HKD 0.25 each in the capital of the Company
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange on which the shares
       of the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       under the Hong Kong Code on Share Repurchases
       for such purposes, subject to and in accordance
       with all applicable laws and regulations, at
       such price as the Directors may at their discretion
       determine in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Companies Ordinance to be held]

8.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the resolution and pursuant to Section 57B
       of the Companies Ordinance, during the Relevant
       Period of all the powers of the Company to
       allot, issue and deal with additional shares
       in the capital of the Company and to make or
       grant offers, agreements and options [including
       warrants, bonds, debentures, notes and other
       securities convertible into shares of the Company]
       which would or might require shares to be allotted;
       the aggregate nominal amount of share capital
       of the Company allotted or agreed conditionally
       or unconditionally to be allotted, issued or
       dealt with [whether pursuant to an option or
       otherwise] by the Directors pursuant to the
       approval of this resolution, otherwise than
       pursuant to: i) a Rights Issue or ii) the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes or other securities issued
       by the Company which carry rights to subscribe
       for or are convertible into shares of the Company
       or iii) any Option Scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company or
       iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company, shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of the passing of this resolution; and
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable Laws
       or the Articles of the Company to be held]

9.     Approve that, conditional upon the passing of             Mgmt          For                            For
       the Ordinary Resolution 8 specified in this
       notice, the aggregate nominal amount of shares
       in the capital of the Company that may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors pursuant to
       Ordinary Resolution 8 specified in this notice
       be and is hereby extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution, provided that such
       amount shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 SHUN TAK HLDGS LTD                                                                          Agenda Number:  701922393
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y78567107
    Meeting Type:  EGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  HK0242001243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve the disposal of the Sale Share and the            Mgmt          For                            For
       Sale Loan [as such are defined in the Company's
       circular dated 24 APR 2009 and despatched to
       shareholders of the Company of which this notice
       forms part [the Circular]] [the Disposal of
       Skamby], on the terms of and subject to the
       conditions of the conditional sale and purchase
       agreement dated 20 JAN 2009 [the Agreement]
       between Florinda Hotel Investment Limited [the
       Vendor], an indirect wholly-owned subsidiary
       of the Company, Current Time Limited [the Purchaser],
       a wholly-owned subsidiary of Sociedade de Turismo
       e Diversoes de Macau, S.A. [STDM], Excelsior
       Hoteis e Investimentos, Limitada, the Company,
       being the Vendor's guarantor, and STDM, being
       the Purchaser's guarantor [as specified], pursuant
       to which the Vendor agreed to sell and assign
       and the purchaser agreed to purchase the Sale
       Share and the Sale Loan respectively, and the
       Company and STDM agreed to guarantee the obligations
       of the vendor and the Purchaser respectively
       under the Agreement and authorize the Directors
       [or a duly authorized Committee thereof] to
       take all such steps to implement and give effect
       to the Agreement and the transactions thereunder
       [including the execution of all documents or
       deeds as they may consider necessary or appropriate
       in relation thereto and the making of any changes,
       modifications, amendments, waivers, variations
       or extensions of such terms and conditions
       as they think fit]

S.2    Approve the terms of the agreed form of agreement         Mgmt          For                            For
       [the Repurchase Contract], including the form
       of share charge attached thereto [the Share
       Charge] proposed to be entered into between
       the Company and STDM and Bluebell Assets Limited
       [Bluebell], an indirect wholly-owned subsidiary
       of STDM [as specified], pursuant to which STDM
       and Bluebell will transfer to the Company an
       aggregate of 263,667,107 fully paid shares
       of HKD 0.25 each [the Repurchase Shares] in
       the share capital of the Company [the Share
       Repurchase] on terms contained therein at a
       total consideration of HKD 580,067,635.40 [equivalent
       to HKD 2.20 per Repurchase Share], which consideration
       will simultaneously upon completion of the
       Disposal of Skamby be set off against such
       part [being equal to the amount of the consideration
       payable under the Repurchase Contract] of the
       consideration payable by the purchaser to the
       vendor under the Agreement and authorize the
       Directors [or a duly authorized committee thereof]
       to take such actions as they consider necessary
       or desirable to implement and give effect to
       the Repurchase Contract and the Share Repurchase,
       including the execution of all documents or
       deeds as they may consider necessary or appropriate
       in relation thereto and making of any changes,
       modifications, amendments, waivers, variations
       or extensions of such terms and conditions
       as they think fit




--------------------------------------------------------------------------------------------------------------------------
 SIA ENGINEERING COMPANY LTD                                                                 Agenda Number:  701637021
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y78599100
    Meeting Type:  AGM
    Meeting Date:  18-Jul-2008
          Ticker:
            ISIN:  SG1I53882771
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited financial statements for the YE 31
       MAR 2008 and the Auditors' report thereon

2.     Declare a final tax exempt [one tier] dividend            Mgmt          For                            For
       of 16 cents per ordinary share for the YE 31
       MAR 2008

3.1    Re-elect, pursuant to Article 84 of the Company's         Mgmt          For                            For
       Articles of Association, Mr. Chew Choon Seng
       as a Director, who retires by rotation pursuant
       to Article 83 of the Company's Articles of
       Association

3.2    Re-elect, pursuant to Article 84 of the Company's         Mgmt          For                            For
       Articles of Association, Mr. Koh Kheng Siong
       as a Director, who retires by rotation pursuant
       to Article 83 of the Company's Articles of
       Association

4.1    Re-elect Mr. Ron Foo Siang Guan as a Director,            Mgmt          For                            For
       who retires pursuant to Article 90 of the Company's
       Articles of Association

4.2    Re-elect Mr. Lim Joo Boon as a Director, who              Mgmt          Against                        Against
       retires pursuant to Article 90 of the Company's
       Articles of Association

4.3    Re-elect Mr. Oo Soon Hee as a Director, who               Mgmt          For                            For
       retires pursuant to Article 90 of the Company's
       Articles of Association

5.     Appoint Mr. Ng Chin Hwee as a Director pursuant           Mgmt          For                            For
       to Article 89 of the Company's Articles of
       Association

6.     Approve the Directors' fees of SGD 769,477 for            Mgmt          For                            For
       the YE 31 MAR 2008

7.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       of the Company to hold office until the next
       AGM and to authorize the Directors to fix their
       remuneration

8.1    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 to: a) issue shares in the capital of the
       Company [shares] whether by way of rights,
       bonus or otherwise; and/or make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       issued shares [excluding treasury shares] in
       the capital of the Company [as specified],
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this Resolution] does
       not exceed 10% of the issued shares [excluding
       treasury shares] in the capital of the Company
       [as specified]; [subject to such manner of
       calculation as may be prescribed by the Singapore
       Exchange Securities Trading Limited [SGX-ST]]
       for the purpose of determining the aggregate
       number of shares that may be issued under resolution
       [1], the percentage of issued shares shall
       be based on the number of issued shares [excluding
       treasury shares] in the capital of the Company
       at the time this resolution is passed, after
       adjusting for: i) new shares arising from the
       conversion or exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this resolution is passed; and ii) any
       subsequent bonus issue or consolidation or
       subdivision of shares; in exercising the authority
       conferred by this resolution, the Company shall
       comply with the provisions of the listing manual
       of the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by law to be held]

8.2    Authorize the Directors to: a) offer and grant            Mgmt          For                            For
       options in accordance with the provisions of
       the SIAEC Employee Share Option Plan [Share
       Option Plan] and/or to grant awards in accordance
       with the provisions of the SIAEC Performance
       Share Plan [Performance Share Plan] and/or
       the SIAEC Restricted Share Plan [Restricted
       Share Plan], [the Share Option Plan, the Performance
       Share Plan and the Restricted Share Plan, together
       the Share Plans]; and b) allot and issue from
       time to time such number of ordinary shares
       in the capital of the Company as may be required
       to be issued pursuant to the exercise of options
       under the Share Option Plan and/or such number
       of fully paid shares as may be required to
       be issued pursuant to the vesting of awards
       under the Performance Share Plan and/or the
       Restricted Share Plan, provided always that
       the aggregate number of ordinary shares to
       be issued pursuant to the Share Plans shall
       not exceed 15% of the total number of issued
       ordinary shares [excluding treasury shares]
       in the capital of the Company from time to
       time

8.3    Authorize, for the purposes of Chapter 9 of               Mgmt          For                            For
       the Listing Manual [Chapter 9] of the Singapore
       Exchange Securities Trading Limited, the Company,
       its subsidiaries and associated Companies that
       are entities at risk [as specified], or any
       of them to enter into any of the transactions
       falling within the types of interested person
       transactions as specified with any party who
       is of the class of interested persons as specified,
       provided that such transactions are made on
       normal Commercial terms and in accordance with
       the review procedures for such interested person
       transactions; and authorize the Directors the
       Company to complete and do all such acts and
       things [including executing all such documents
       as may be required] as they and/or he may consider
       expedient or necessary or in the interest of
       the Company to give effect to the IPT mandate
       and/or resolution; [Authority expires at the
       conclusion of the next AGM of the Company]

9.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SIDENOR SA, ATHENS                                                                          Agenda Number:  701973085
--------------------------------------------------------------------------------------------------------------------------
        Security:  X7835U137
    Meeting Type:  OGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  GRS283003002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements of the            Mgmt          No Action
       FY 2008 and the relevant Board of Directors
       report and the Chartered Accountant/Auditor's
       report

2.     Approve to release Board of Directors Members             Mgmt          No Action
       and the Chartered Accountant-Auditor from any
       compensation liabilities for the FY 2008

3.     Approve the decision on the time and type of              Mgmt          No Action
       earnings distribution for the FY 2008

4.     Appoint the Company's Chartered Accountants/Auditors,     Mgmt          No Action
       for the FY 2009 and determine their remuneration

5.     Elect the new Members of the Board of Directors           Mgmt          No Action

6.     Approve the remuneration of the Members of the            Mgmt          No Action
       Board of Directors according to Article 24
       Paragraph 2 of Law 2190/1920

7.     Approve the determination of the Members of               Mgmt          No Action
       the Audit Committee pursuant to Article 37
       of Law 3693/2008

8.     Various announcements                                     Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 SIG PLC, SHEFFIELD                                                                          Agenda Number:  701857178
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80797106
    Meeting Type:  EGM
    Meeting Date:  09-Apr-2009
          Ticker:
            ISIN:  GB0008025412
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the share capital of the Company, subject         Mgmt          For                            For
       to the rights and restrictions specified in
       the Company's Memorandum and Articles of Association
       be and is hereby increased form GBP 19,000,000
       to GBP 80,000,000 by the creation of 610,000,000
       ordinary shares of 10p each

2.     Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 1, in accordance with Section
       80 of the Companies Act 1985 , to allot relevant
       securities [Section 80(2) of the Act] up to
       an aggregate nominal amount of GBP 45,504,797.30
       this authority shall expire [unless renewed
       varied or revoked by the Company by the Company
       in general meeting][Authority expires at the
       conclusion of the AGM of the Company in 2009];
       and the Directors may allot relevant securities
       before the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.3    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 1and 2 and pursuant to Section
       95 of the Companies Act 1985, to allot equity
       securities [Section 94 of that Act] for cash
       pursuant to the authority conferred by Resolution
       2, disapplying the statutory pre-emption rights
       [Section 89(1)], provided that this power is
       limited to the allotment of equity securities
       a) in connection with a rights issue, open
       offer or other offers in favor of ordinary
       shareholders; and b) up to an aggregate nominal
       amount of GBP 24,170,262,80  and; [Authority
       expires at the conclusion of the AGM of the
       Company in 2009]; and the Directors to allot
       equity securities or sell treasury shares after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.4    Approve to issue ordinary shares, subject to              Mgmt          For                            For
       the passing of the 1, 2 and 3 resolutions of
       455,047,973 of 10 pence each on the terms set
       out in the prospectus for cash at a price of
       75 pence per share [which represents a discount
       of greater than 10% to the middle market price
       of the Company's shares at the time of announcement
       of the terms set out in the Prospectus]




--------------------------------------------------------------------------------------------------------------------------
 SIG PLC, SHEFFIELD                                                                          Agenda Number:  701906010
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80797106
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  GB0008025412
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report and accounts for             Mgmt          For                            For
       the YE 31 DEC 2008

2.     Approve the Directors' remuneration report                Mgmt          Against                        Against

3.     Re-elect Mr. G. W. Davies                                 Mgmt          For                            For

4.     Re-elect Mr. D. A. Haxby                                  Mgmt          For                            For

5.     Re-appoint Deloitte LLP as the Auditors to the            Mgmt          For                            For
       Company

6.     Authorize the Directors, pursuant to Section              Mgmt          Abstain                        Against
       80 of the Companies Act 1985

S.7    Authorize the Directors, pursuant to Section              Mgmt          Abstain                        Against
       95 of the Companies Act 1985

S.8    Approve to renew the authority for the Company            Mgmt          Abstain                        Against
       to purchase its own shares




--------------------------------------------------------------------------------------------------------------------------
 SIGMA PHARMACEUTICALS LTD                                                                   Agenda Number:  701888301
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8484A107
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  AU000000SIP6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Chairman's address and presentation by the Managing       Non-Voting    No vote
       Director and Chief Executive Officer

2.     To consider the Company's financial report and            Non-Voting    No vote
       the Directors' and Auditor's report for the
       YE 31 JAN 2009

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       JAN 2009

4.1    Re-elect Ms. Linda Nicholls AO as a Director              Mgmt          For                            For

4.2    Re-elect Mr. Brian Jamieson as a Director                 Mgmt          For                            For

5.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rules 10.14, to grant
       Performance Rights to the Managing Director
       and the Chief Executive Officer, Mr. Elmo De
       Alwis, on the term as specified

       PLEASE NOTE THAT ANY INDIVIDUAL OR RELATED PARTY          Non-Voting    No vote
       TO ANY SPECIFIC VOTE EXCLUSION WHICH HAS OBTAINED
       BENEFIT OR DOES EXPECT TO OBTAIN FUTURE BENEFIT
       SHOULD NOT VOTE [OR VOTE 'ABSTAIN'] FOR THE
       RELEVANT PROPOSAL ITEMS. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE COMMERCE, PARIS                    Agenda Number:  701870176
--------------------------------------------------------------------------------------------------------------------------
        Security:  F88835115
    Meeting Type:  OGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  FR0000050916
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

1.     Approve the Company's financial statement for             Mgmt          For                            For
       the YE in 31 DEC 2008, as presented showing
       earnings for the FY of EUR 57,780,690.90, the
       expenses and charges that were not tax deductible
       of EUR 16,208.00; and grant discharge to the
       Board of Directors and the Auditors for the
       performance of their duties during the said
       FY

2.     Approve the consolidated financial statements             Mgmt          For                            For
       for the said FY, in the form presented to the
       meeting showing earnings of EUR 38,940,101.69

3.     Approve the distributable amount of EUR 58,435,210.90     Mgmt          For                            For
       corresponding to net earnings for the FY: EUR
       57,780,690.90 plus prior retained earnings:
       EUR 654,520.00, the recommendations of the
       Board of Directors and resolves that the income
       for the FY be appropriated as follows: distribution
       of a dividend of EUR 75,024,744.50; the shareholders
       will receive a net dividend of EUR 4.30 for
       each of the 17,447,615 shares, and will entitle
       to the 40% deduction provided by the French
       General Tax Code; this dividend will be paid
       on 19 MAY 2009; in the event that the company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, as required by Law, it is reminded
       that, for the last 3 FY, the dividends paid,
       were as follows: EUR 60,801,226.50 for FY 2005,
       EUR 65,152,062.93 for FY 2006, EUR 69,648,136.0
       0 for FY 2007

4.     Approve, the special report of the Auditors               Mgmt          For                            For
       on regulated agreements and commitments, the
       agreements referred to therein

5.     Ratify the transfer of the head office of the             Mgmt          For                            For
       Company to: 31 Boulevard Des Bouvets 92000
       Nanterre and consequently, decides to amend
       Article 4 of the By-Laws: registered office

6.     Approve to renew the appointment of the Company           Mgmt          For                            For
       PricewaterhouseCoopers Audit as the Statutory
       Auditor for a 6-year period

7.     Approve to renew the appointment of Mr. Daniel            Mgmt          For                            For
       Fesson as the Deputy Auditor for a 6-year period

8.     Approve to renew the appointment of the Company           Mgmt          For                            For
       Grant Thornton as the Statutory Auditor for
       a 6-year period

9.     Appoint Mr. Victor Amsellem as the Deputy Auditor         Mgmt          For                            For
       for a 6-year period

10.    Approve to renew the appointment of Mr. Jean-Paul         Mgmt          For                            For
       Bertheau as a Director for a 6-year period

11.    Ratify the appointment of CCPMA Prevoyance as             Mgmt          For                            For
       a Director, to replace CCPMA Retraite, for
       the remainder of CCPMA Retraite's term of office,
       i.e. until the shareholders' meeting called
       to approve the financial statements for the
       FY 31 DEC 2013

12.    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 200.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 348,952,300.00; [Authority expires
       after 18 month period]; this authorization
       supersedes the one granted by the shareholders'
       meeting of 07 MAY 2008; and to take all necessary
       measures and accomplish all necessary formalities

13.    Approve the award total annual fees of EUR 105,000.00     Mgmt          For                            For
       to the Board of Directors

14.    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 SILVER WHEATON CORP                                                                         Agenda Number:  701897223
--------------------------------------------------------------------------------------------------------------------------
        Security:  828336107
    Meeting Type:  MIX
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  CA8283361076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 558728 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       "A.1 TO A.7 AND B" AND 'IN FAVOR' OR 'AGAINST'
       FOR RESOLUTIONS "C AND D". THANK YOU.

       Receive and consider the audited consolidated             Non-Voting    No vote
       financial statements of the Company for the
       YE 31 DEC 2008 and the reports of the Auditors
       thereon

A.1    Elect Mr. Eduardo Luna as a Director of the               Mgmt          For                            For
       Company for the ensuing year

A.2    Elect Mr. Peter Barnes as a Director of the               Mgmt          For                            For
       Company for the ensuing year

A.3    Elect Mr. Lawrence I. Bell as a Director of               Mgmt          For                            For
       the Company for the ensuing year

A.4    Elect Mr. John A. Brough as a Director of the             Mgmt          For                            For
       Company for the ensuing year

A.5    Elect Mr. R. Peter Gillin as a Director of the            Mgmt          For                            For
       Company for the ensuing year

A.6    Elect Mr. Douglas M. Holtby as a Director of              Mgmt          For                            For
       the Company for the ensuing year

A.7    Elect Mr. Wade Nesmith as a Director of the               Mgmt          For                            For
       Company for the ensuing year

B.     Appoint Deloitte & Touche LLP, Independent Registered     Mgmt          For                            For
       Chartered Accountants as the Auditors of the
       Company for the ensuring year and authorize
       the Directors to fix the Auditors' remuneration

C.     Approve the Company' Shareholders Rights Plan,            Mgmt          For                            For
       as specified

D.     Amend the Company's Share Option Plan, as specified       Mgmt          For                            For

E.     Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SIMS GROUP LTD                                                                              Agenda Number:  701736324
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8505L116
    Meeting Type:  AGM
    Meeting Date:  21-Nov-2008
          Ticker:
            ISIN:  AU000000SGM7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements of Sims Group            Non-Voting    No vote
       Limited [the Company] and its controlled entities
       for the YE 30 JUN 2008 and the related Directors'
       report, Directors' declaration and the Auditor's
       report

2.1    Re-elect Mr. Jeremy Sutcliffe as an Executive             Mgmt          For                            For
       Director of the Company, who retires by rotation
       at the AGM in accordance with the Company's
       Constitution and the ASX Listing Rules

2.2    Re-elect Mr. Norman Bobins as an Independent              Mgmt          For                            For
       Non-Executive Director of the Company, who
       retires at the AGM in accordance with the Company's
       Constitution and the ASX Listing Rules

2.3    Re-elect Mr. Gerald Morris as an Independent              Mgmt          For                            For
       Non-Executive Director of the Company, who
       retires at the AGM in accordance with the Company's
       Constitution and the ASX Listing Rules

2.4    Re-elect Mr. Robert Lewon as an Independent               Mgmt          For                            For
       Non-Executive Director of the Company, who
       retires at the AGM in accordance with the Company's
       Constitution and the ASX Listing Rules

       Mr. John DiLacqua has informed the Company that           Non-Voting    No vote
       he will be retiring at the conclusion of the
       AGM and will not be standing for re-election

3.     Approve, for the purposes of ASX Listing Rules            Mgmt          For                            For
       7.1 and 10.14 for Mr. Jeremy Sutcliffe, Executive
       Director, to have issued to him performance
       rights [Performance Rights] numbering 44,440
       and options [Options] numbering 135,435, and
       the issue of any Sims Group Limited ordinary
       shares upon the exercise of those Performance
       Rights and Options under the terms of the Sims
       Group Long Term Incentive Plan as specified

4.     Approve, for the purposes of ASX Listing Rules            Mgmt          For                            For
       7.1 and 10.14 for Mr. Daniel Dienst, the Group
       Chief Executive Officer, to have issued to
       him 61,092 Performance Rights and 181,654 Options,
       and the issue of any Sims Group Limited ordinary
       shares upon the exercise of those Performance
       Rights and Options under the terms of the Sims
       Group Long Term Incentive Plan as specified

S.5    Approve to change the name of the Company to              Mgmt          For                            For
       Sims Metal Management Limited

6.     Adopt the Remuneration Report for the YE 30               Mgmt          Against                        Against
       JUN 2008 [as specified]




--------------------------------------------------------------------------------------------------------------------------
 SINANEN CO.,LTD.                                                                            Agenda Number:  701996146
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7554V106
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3354000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE AIRPORT TERMINAL SERVICES LTD                                                     Agenda Number:  701641284
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7992U101
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2008
          Ticker:
            ISIN:  SG1I52882764
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts for the YE 31 MAR 2008 and
       the Auditors' report thereon

2.     Declare a final tax exempt [1-tier] dividend              Mgmt          For                            For

3.     Re-elect Mr. Khaw Kheng Joo as a Director, who            Mgmt          For                            For
       retire by rotation in accordance with Article
       83 of the Company's Articles of Association

4.     Re-elect Mr. Edmund Cheng Wai Wing as a Director,         Mgmt          For                            For
       who retire by rotation in accordance with Article
       83 of the Company's Articles of Association

5.     Re-elect Dr. Rajiv Behari Lall as a Director,             Mgmt          For                            For
       who retire in accordance with Article 90 of
       the Company's Articles of Association

6.     Re-elect Mr. David Zalmon Baffsky as a Director,          Mgmt          For                            For
       who retire in accordance with Article 90 of
       the Company's Articles of Association

7.     Appoint Mr. Mak Swee Wah as a Director pursuant           Mgmt          For                            For
       to Article 89 of the Company's Articles of
       Association

8.     Appoint Messrs. Ernst & Young as the Auditors             Mgmt          For                            For
       of the Company to hold office until the next
       AGM and authorize the Directors to fix their
       remuneration

9.     Approve the payment of the Directors' fees of             Mgmt          For                            For
       SGD 620,000.00 for the YE 31 MAR 2008 [FY2006-07:
       SGD 650,152.00]

10.    Authorize the Directors of the Company to issue           Mgmt          For                            For
       shares in the capital of the Company [shares]
       whether by way of rights, bonus or otherwise;
       and/or ii) make or grant offers, agreements
       or options [collectively, Instruments] that
       might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with this resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] does not exceed
       10% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with this resolution];
       [subject to such manner of calculation as may
       be prescribed by the Singapore Exchange Securities
       Trading Limited [SGX-ST]] for the purpose of
       determining the aggregate number of shares
       that may be issued under this resolution above,
       the percentage of issued shares shall be based
       on the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       at the time this resolution is passed, after
       adjusting for: i) new shares arising from the
       conversion or exercise of any convertible securities
       or Employee share options or vesting of share
       awards which are outstanding or subsisting
       at the time this resolution is passed; and
       ii) any subsequent bonus issue, consolidation
       or subdivision of shares; in exercising the
       authority conferred by this resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the SGX-ST for the time
       being in force [unless such compliance has
       been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

11.    Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the provisions of the SATS
       Employee Share Option Plan [Share Option Plan]
       and/or to grant awards in accordance with the
       provisions of the SATS Performance Share Plan
       [Performance Share Plan] and/or the SATS Restricted
       Share Plan [Restricted Share Plan] [the Share
       Option Plan, the Performance Share Plan and
       the Restricted Share Plan, together the Share
       Plans]; and allot and issue from time to time
       such number of ordinary shares in the capital
       of the Company as may be required to be issued
       pursuant to the exercise of options under the
       Share Option Plan and/or such number of fully
       paid shares as may be required to be issued
       pursuant to the vesting of awards under the
       Performance Share Plan and/or the Restricted
       Share Plan, provided always that the aggregate
       number of ordinary shares to be issued pursuant
       to the Share Plans shall not exceed 15% of
       the total number of issued ordinary shares
       [excluding treasury shares] in the capital
       of the Company from time to time

12.    Authorize the Company its subsidiaries and associated     Mgmt          For                            For
       Companies, for the purposes of Chapter 9 of
       the listing manual [Chapter 9] of the SGX-ST,
       that are entities at risk [as that term is
       used in Chapter 9], or any of them, to enter
       into any of the transactions falling within
       the types of interested person transactions,
       as specified with any party who is of the class
       of interested persons, as specified provided
       that such transactions are made on normal commercial
       terms and in accordance with the review procedures
       for such interested person transactions; [Authority
       continue in force until the conclusion of the
       next AGM of the Company]; and the Directors
       of the Company to complete and do all such
       acts and things [including executing all such
       documents as may be required] as they may consider
       expedient or necessary or in the interests
       of the Company to give effect to the IPT Mandate
       and/or this resolution

13.    Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION 2. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE ARPT TERM SVCS LTD                                                                Agenda Number:  701794415
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7992U101
    Meeting Type:  EGM
    Meeting Date:  20-Jan-2009
          Ticker:
            ISIN:  SG1I52882764
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition, the offer and the options        Mgmt          For                            For
       proposal




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE EXCHANGE LTD                                                                      Agenda Number:  701700494
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79946102
    Meeting Type:  EGM
    Meeting Date:  03-Oct-2008
          Ticker:
            ISIN:  SG1J26887955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire issued ordinary
       shares in the capital of the Company [Shares]
       not exceeding in aggregate the maximum 10%
       of the total number of issued shares, at such
       price or prices as may be determined by the
       Directors from time to time up to the maximum
       price; i) in the case of a market purchase
       of a share, 105% of the average closing price
       of the shares and ii) in the case of an off-market
       purchase of a share, 110% of the average closing
       price of the shares, whether by way of: i)
       market purchase(s) on the Singapore Exchange
       Securities Trading Limited [SGX-ST] transacted
       through the QUEST-ST trading system and/or
       any other securities exchange on which the
       Shares may for the time being be listed and
       quoted [Other Exchange]; and/or; ii) off-market
       purchase(s) [if effected otherwise than on
       the SGX-ST or, as the case may be, Other Exchange]
       in accordance with any equal access Scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other laws and regulations and rules
       of the SGX-ST or, as the case may be, Other
       Exchange as may for the time being be applicable
       [the Share Purchase Mandate]; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date of the next AGM
       of the Company as required by Law to be held];
       and authorize the Directors of the Company
       and/or any of them to complete and do all such
       acts and things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE EXCHANGE LTD                                                                      Agenda Number:  701700507
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79946102
    Meeting Type:  AGM
    Meeting Date:  03-Oct-2008
          Ticker:
            ISIN:  SG1J26887955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the Audited Financial Statements for the FYE
       30 JUN 2008 with the Auditor's report thereon

2.     Re-appoint Mr. Joseph Yuvaraj Pillay, as a Director       Mgmt          For                            For
       of the Company to hold such office from the
       date of this AGM until the next AGM of the
       Company, pursuant to Section 153(6) of the
       Companies Act, Chapter 50 of Singapore

3.     Re-elect Mr. Hsieh Fu Hua, retiring by rotation           Mgmt          For                            For
       under Article 99A of the Company's Articles
       of Association [the Articles]

4.     Re-elect Mr. Loh Boon Chye retiring by rotation           Mgmt          For                            For
       under Article 99A of the Articles

5.     Re-elect Mr. Ng Kee Choe retiring by rotation             Mgmt          For                            For
       under Article 99A of the Articles

6.     Re-elect Mr. Lee Hsien Yang as a Director, retiring       Mgmt          For                            For
       by rotation under Article 99A of the Articles
       [Mr. Lee will, upon re-election as a Director,
       remain as Chairman of the Audit Committee and
       will be considered independent for the purposes
       of Rule 704(8) of the Listing Manual of the
       Singapore Exchange Securities Trading Limited]

7.     Declare a net final [tax exempt one-tier] dividend        Mgmt          For                            For
       of SGD 0.29 per share for the FYE 30 JUN 2008
       [FY2007: SGD 0.30 per share]

8.     Approve the sum of SGD 587,500 to be paid to              Mgmt          For                            For
       Mr. Joseph Yuvaraj Pillay as Director's fees
       for the FYE 30 JUN 2008 [FY2007: Nil; increase
       of SGD 587,500] [as specified]

9.     Approve the sum of SGD 1,074,250 to be paid               Mgmt          For                            For
       to all Directors [other than Mr. Joseph Yuvaraj
       Pillay] as Directors' fees for the FYE 30 JUN
       2008 [FY2007: SGD 767,800; increase of SGD
       306,450] [as specified]

10.    Approve the sum of up to SGD 790,000 to be paid           Mgmt          For                            For
       to Mr. Joseph Yuvaraj Pillay as Director's
       fees for the FYE 30 JUN 2009 [FY2008: SGD 587,500;
       increase of up to SGD 202,500] [as specified]

11.    Approve the sum of up to SGD 1,200,000 to be              Mgmt          For                            For
       paid to all Directors [other than Mr. Joseph
       Yuvaraj Pillay] as Directors' fees for the
       FYE 30 JUN 2009 [FY2008: SGD 1,074,250; increase
       of up to SGD 125,750] [as specified]

12.    Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

13.    Authorize the Directors of the Company to: a)             Mgmt          For                            For
       i) issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this Resolution] does not exceed 50 %of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with sub-paragraph (2) as specified],
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this Resolution] does
       not exceed 10 % of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company [as calculated in accordance
       with sub-paragraph (2) as specified]; 2) [subject
       to such manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [SGX-ST]] for the purpose of determining
       the aggregate number of shares that may be
       issued under sub-paragraph (1) above, the percentage
       of issued shares shall be based on the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this Resolution is passed, after adjusting
       for: i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       Resolution is passed; and ii) any subsequent
       bonus issue or consolidation or subdivision
       of shares; 3) in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the Monetary
       Authority of Singapore] and the Articles of
       Association for the time being of the Company;
       and 4) [unless revoked or varied by the Company
       in GM] the Authority conferred by this Resolution
       shall continue in force until the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held, whichever is the earlier

14.    Authorize the Directors of the Company to grant           Mgmt          For                            For
       awards in accordance with the provisions of
       the SGX Performance Share Plan and to allot
       and issue from time to time such number of
       ordinary shares in the capital of the Company
       as may be required to be issued pursuant to
       the exercise of options under the SGX Share
       Option Plan and/or such number of fully-paid
       shares as may be required to be issued pursuant
       to the vesting of awards under the SGX Performance
       Share Plan, provided that the aggregate number
       of new shares to be issued pursuant to the
       SGX Share Option Plan and the SGX Performance
       Share Plan shall not exceed 10 % of the total
       number of issued ordinary shares [excluding
       treasury shares] in the capital of the Company
       from time to time

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE LAND LTD                                                                          Agenda Number:  701895445
--------------------------------------------------------------------------------------------------------------------------
        Security:  V80978113
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  SG1S69002321
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2008

2.     Declare a first and final dividend of 20 cents            Mgmt          For                            For
       per share tax exempt [1-tier] for the YE 31
       DEC 2008

3.     Approve the Directors' fees of SGD 336,500 for            Mgmt          For                            For
       the YE 31 DEC 2008

4.a    Re-elect Mr. Lim Hock San as a Director, who              Mgmt          Against                        Against
       retires by rotation pursuant to Article 104
       of the Articles of Association of the Company

4.b    Re-elect Mr. Gn Hiang Meng as a Director, who             Mgmt          Against                        Against
       retire by rotation pursuant to Article 104
       of the Articles of Association of the Company

4.c    Re-elect Mr. Wee Ee Lim as a Director, who retire         Mgmt          Against                        Against
       by rotation pursuant to Article 104 of the
       Articles of Association of the Company

4.d    Re-elect Mr. Perry L. Pe as a Director, who               Mgmt          Against                        Against
       retire by rotation pursuant to Article 104
       of the Articles of Association of the Company

5.a    Re-appoint Dr. Wee Cho Yaw as a Director, who             Mgmt          Against                        Against
       retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM

5.b    Re-appoint Dr. John Gokongwei, Jr. as a Director,         Mgmt          Against                        Against
       who retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM

5.c    Re-appoint Mr. Tan Boon Teik as a Director,               Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM

5.d    Re-appoint Mr. Hwang Soo Jin as a Director,               Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM

5.e    Re-appoint Mr. Roberto R. Romulo as a Director,           Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM

5.f    Re-appoint Mr. Gabriel C. Singson, Alternate              Mgmt          For                            For
       Director to Mr. Perry L. Pe as a Director,
       who retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM

6.     Re-appoint Messrs PricewaterhouseCoopers LLP              Mgmt          For                            For
       as the Auditors of the Company and authorize
       the Directors to fix their remuneration

7.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the Companies Act, Chapter
       50, and subject to the Listing Rules, guidelines
       and directions ['Listing Requirements'] of
       the Singapore Exchange Securities Trading Limited
       ("SGX-ST"), to issue shares in the capital
       of the Company [Shares]; ii) convertible securities;
       iii) additional convertible securities issued
       pursuant to adjustments; or iv) Shares arising
       from the conversion of the securities in (ii)
       and (iii) above, [whether by way of rights,
       bonus, or otherwise or pursuant to any offer,
       agreement or option made or granted by the
       Directors during the continuance of this authority
       which would or might require shares or convertible
       securities to be issued during the continuance
       of this authority or thereafter] at any time,
       to such persons, upon such terms and conditions
       and for such purposes as the Directors may,
       in their absolute discretion, deem fit [notwithstanding
       that the authority conferred by this Ordinary
       Resolution may have ceased to be in force],
       provided that: the aggregate number of shares
       and convertible securities to be issued pursuant
       to this Ordinary Resolution [including Shares
       to be issued in pursuance of convertible securities
       made or granted pursuant to this Ordinary Resolution]
       does not 1] in the case of a renounceable rights
       issue, exceed 100% of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company [as calculated in accordance
       with subparagraph (b) below] ['Issued Shares'];
       and 2] in all other cases, exceed 50% of the
       total number of Issued Shares provided that
       the aggregate number of Shares to be issued
       other than on a pro rata basis to Shareholders
       of the Company [including Shares to be issued
       in pursuance of instruments made or granted
       pursuant to this Ordinary Resolution] does
       not exceed 20% of the total number of Issued
       Shares; b) [subject to such other manner of
       calculation as may be prescribed by the SGX-ST]
       for the purpose of determining the aggregate
       number of Shares that may be Issued under (a)
       above, the percentage of Issued Shares shall
       be based on the total number of issued shares
       [excluding Treasury Shares] in the capital
       of the Company at the time of the passing of
       this Ordinary Resolution, after adjusting for:
       1] new shares arising from the conversion or
       exercise of convertible securities; 2] [where
       applicable] new shares arising from exercising
       share options or vesting of Share awards outstanding
       or subsisting at the time this Ordinary Resolution
       is passed, provided the options or awards were
       granted in compliance with the Listing Requirements;
       and 3] any subsequent bonus issue, consolidation
       or subdivision of Shares; c) in exercising
       the authority conferred by this Ordinary Resolution,
       the Company complies with the Listing Requirements
       [unless such compliance has been waived by
       the SGX-ST] and the existing Articles of Association
       of the Company; and [Authority expires until
       the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held, whichever is
       the earlier]

8.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE POST LTD                                                                          Agenda Number:  701995219
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8120Z103
    Meeting Type:  EGM
    Meeting Date:  30-Jun-2009
          Ticker:
            ISIN:  SG1N89910219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company, its subsidiaries and               Mgmt          For                            For
       associated Companies that are entities at risk
       [as that term is used in Chapter 9], or any
       of them, for the purposes of Chapter 9 of the
       Listing Manual ["Chapter 9"] of the Singapore
       Exchange Securities Trading Limited ["SGX-ST"],
       to enter into any of the transactions falling
       within the types of interested person transactions
       as specified in the Appendix to the Company's
       Circular to Shareholders dated 05 JUN 2009
       [the "Circular"] with any party who is of the
       class of interested persons as specified in
       the Appendix to the Circular, provided that
       such transactions are made on normal commercial
       terms and in accordance with the review procedures
       for such interested person transactions; [Authority
       expires at the conclusion of the next AGM of
       the Company]; and authorize the Directors of
       the Company and/or any of them to complete
       and do all such acts and things [including
       executing all such documents as may be required]
       as they and/or he may consider expedient or
       necessary or in the interests of the Company
       to give effect to the Shareholders Mandate
       and/or this Resolution

2.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire issued ordinary
       shares in the capital of the Company [Shares]
       not exceeding in aggregate the Maximum Limit,
       as specified at such price or prices as may
       be determined by the Directors from time to
       time up to the Maximum Price, whether by way
       of :i) market purchase(s) on the SGX-ST and/or
       any other stock exchange on which the shares
       may for the time being be listed and quoted
       [Other Exchange]; and/or ii) off-market purchase(s)
       [if effected otherwise than on the SGX-ST or,
       as the case may be, Other Exchange] in accordance
       with any equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       or, as the case may be, approve the other exchange
       as may for the time being be applicable and
       to the Share Purchase Mandate may be exercised
       by the Directors at any time and form time
       to time during the period commencing from the
       date of the passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company is held or the date
       by which the next AGM of the Company is required
       by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE POST LTD                                                                          Agenda Number:  701998809
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8120Z103
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2009
          Ticker:
            ISIN:  SG1N89910219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       FYE 31 MAR 2009, and the Directors' report
       and the Independent Auditor's report thereon

2.     Declare a final tax exempt 1-tier dividend of             Mgmt          For                            For
       2.5 cents per ordinary share in respect of
       the FYE 31 MAR 2009

3.     Re-elect Mr. Timothy Chia Chee Ming as a Director,        Mgmt          For                            For
       who retires by rotation in accordance with
       Article 91 of the Company's Articles of Association

4.     Re-elect Mr. Lee Chong Kwee as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with Article
       91 of the Company's Articles of Association

5.     Re-elect Mr. Keith Tay Ah Kee as a Director,              Mgmt          For                            For
       who retires by rotation in accordance with
       Article 91 of the Company's Articles of Association

6.     Approve the Directors' fees payable by the Company        Mgmt          For                            For
       of SGD 641,090 for the FYE 31 MAR 2009

7.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix their remuneration

       Transact any other business                               Non-Voting    No vote

8.     Authorize the Directors to issue shares in the            Mgmt          For                            For
       capital of the Company [shares] whether by
       way of rights, bonus or otherwise; and/or make
       or grant offers, agreements or options [collectively,
       Instruments] that might or would require shares
       to be issued, including but not limited to
       the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit; and [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors of the Company while this
       Resolution is in force, provided that: the
       aggregate number of shares to be issued pursuant
       to this Resolution [including shares to be
       issued in pursuance of Instruments made or
       granted pursuant to this Resolution] does not
       exceed 50% of the total number of issued shares
       [excluding treasury shares] in the capital
       of the Company [as calculated in accordance
       with this Resolution], of which the aggregate
       number of shares to be issued other than on
       a pro rata basis to shareholders of the Company
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 10% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with this Resolution]; [subject
       to such manner of calculation as may be prescribed
       by the SGX-ST] for the purpose of determining
       the aggregate number of shares that may be
       issued under this Resolution, the percentage
       of issued shares shall be based on the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this Resolution is passed, after adjusting
       for: new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       Resolution is passed; and any subsequent bonus
       issue or consolidation or subdivision of shares;
       in exercising the authority conferred by this
       Resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by Law to be held]

9.     Authorize the Directors to offer and grant options        Mgmt          For                            For
       [Options] in accordance with the provisions
       of the Singapore Post Share Option Scheme [Share
       Option Scheme] and to allot and issue from
       time to time such number of shares as may be
       required to be issued pursuant to the exercise
       of the Options under the Share Option Scheme,
       provided that the aggregate number of shares
       to be issued pursuant to the Share Option Scheme
       shall not exceed 5% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company from time to time




--------------------------------------------------------------------------------------------------------------------------
 SINO FST CORP                                                                               Agenda Number:  701937356
--------------------------------------------------------------------------------------------------------------------------
        Security:  82934H101
    Meeting Type:  AGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  CA82934H1010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS 1 AND 2. THANK YOU.

       To receive the audited consolidated financial             Non-Voting    No vote
       statements of the Corporation for the FYE 31
       DEC 2008, together with the report of the Auditor
       thereon

1.     Elect the Directors of the Corporation as specified       Mgmt          For                            For

2.     Appoint Ernst & Young LLP as the Auditor of               Mgmt          For                            For
       the Corporation for the ensuing year and authorize
       the Directors of the Corporation to fix the
       remuneration to be paid to the Auditor

3.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SINO OCEAN LD HLDGS LTD                                                                     Agenda Number:  701887739
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8002N103
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  HK3377040226
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the FYE 31 DEC 2008

2.     Declare a final dividend [together with a scrip           Mgmt          For                            For
       alternative] for the YE 31 DEC 2008

3.i    Re-elect Mr. Liang Yanfeng as a Director and              Mgmt          For                            For
       authorize the Board of Directors of the Company
       to fix his remuneration

3.ii   Re-elect Mr. Tsang Hing Lun as a Director and             Mgmt          For                            For
       authorize the Board of Directors of the Company
       to fix his remuneration

3.iii  Re-elect Mr. Gu Yunchang as a Director and authorize      Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          Against                        Against
       of the Company and authorize the Board of Directors
       to fix their remuneration

5.A    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make offers,
       agreements, options [including bonds, warrants
       and debentures convertible into shares of the
       Company] and rights of exchange or conversion
       which might require the exercise of such powers,
       subject to and in accordance with all applicable
       laws and requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited [as amended form time
       to time] [the Listing Rules] during and after
       the end of the relevant period, the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted, otherwise than pursuant to (a)
       a Rights Issue or (b) the exercise of options
       under any share option scheme or similar arrangement
       adopted by the Company for the grant or issue
       to the employees and the Directors of the Company
       and/or any of its subsidiaries and/or other
       eligible participants specified thereunder
       of options to subscribe for or rights to acquire
       shares of the Company, or (c) an issue of shares
       upon the exercise of the subscription rights
       attaching to any warrants which may be issued
       by the Company; or (d) an issue of shares of
       the Company as scrip dividend or similar arrangement
       in accordance with the Memorandum and Articles
       of Association of the Company, shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of the passing of this resolution;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Memorandum and
       Articles of Association of the Company or any
       applicable laws to be held]

5.B    Authorize the Directors of the Company, during            Mgmt          For                            For
       the Relevant Period to purchase or otherwise
       acquire shares in the capital of the Company
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Stock Exchange
       and the Hong Kong Securities and Futures Commission
       for this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Hong Kong Code on Share Repurchases
       and the Listing Rules, the aggregate nominal
       amount of shares of the Company shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.A and 5.B, to extend the general mandate
       granted to the Directors to allot, issue and
       otherwise deal with the shares pursuant to
       Resolution 5.A, by the addition thereto an
       amount of shares representing the aggregate
       nominal amount of shares of the Company purchased
       or otherwise acquired by the Company pursuant
       to the authority granted to the Directors of
       the Company under the Resolution 5.B, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE.IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SINOFERT HLDGS LTD                                                                          Agenda Number:  701951368
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8403G103
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  BMG8403G1033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the Company and the reports of
       the Directors and the Auditors of the Company
       for the YE 31 DEC 2008

2.     Approve and declare a final dividend for the              Mgmt          For                            For
       YE 31 DEC 2008

3.A    Re-elect Mr. Song Yu Qing as a Non-Executive              Mgmt          Against                        Against
       Director of the Company

3.B    Re-elect Dr. Chen Guo Gang as a Non-Executive             Mgmt          Against                        Against
       Director of the Company

3.C    Re-elect Dr. Stephen Francis Dowdle as a Non-Executive    Mgmt          Against                        Against
       Director of the Company

3.D    Re-elect Mr. Wade Fetzer III as a Non-Executive           Mgmt          Against                        Against
       Director of the Company

3.E    Re-elect Mr. Tse Hau Yin, Aloysius as an Independent      Mgmt          For                            For
       Non-Executive Director of the Company

4.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration for all the Directors

5.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next AGM of the Company and authorize
       the Board of Directors to fix their remuneration

6.     Authorize the Directors of the Company [Directors]        Mgmt          For                            For
       to allot, issue and otherwise deal with additional
       ordinary shares of the Company [Shares] or
       securities convertible into Shares or options,
       warrants or similar rights to subscribe for
       shares or such convertible securities and to
       make or grant offers, agreements and options
       which would or might require the exercise of
       such power, during and after the relevant period,
       shall not exceed 20% of the aggregate nominal
       amount of the ordinary share capital of the
       Company in issue as at the date of passing
       of this resolution, otherwise than pursuant
       to: i) a rights issue [as specified]; ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares; iii) the exercise of any option
       granted under any Option Scheme or similar
       arrangement for the time being adopted for
       the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or right to acquire shares; or iv)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on the shares in
       accordance with the Byelaws of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       law or the Bye-laws of the Company to be held]

7.     Authorize the Directors of Company [Directors]            Mgmt          For                            For
       to repurchase ordinary shares of the Company
       [Shares] on The Stock Exchange of Hong Kong
       Limited or on any other stock exchange on which
       the shares may be listed and recognized by
       the Securities and Futures Commission and The
       Stock Exchange of Hong Kong Limited for this
       purpose, and subject to and in accordance with
       all applicable laws and the requirements of
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time during the relevant period, shall
       not exceed 10% of the aggregate nominal amount
       of the ordinary share capital of the Company
       in issue as at the date of passing of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       law or the Bye-laws of the Company to be held]

8.     Approve, subject to the passing of Resolutions            Mgmt          For                            For
       6 and 7, to extend the general mandate granted
       to the Directors of the Company [Directors]
       to allot, issue and otherwise deal with ordinary
       shares of the Company pursuant to the Resolution
       6 by the addition to the aggregate nominal
       amount of the ordinary share capital of the
       Company which may be allotted by the Directors
       pursuant to such general mandate, an amount
       representing the aggregate nominal amount of
       the ordinary share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to the Resolution 7, provided that
       such amount shall not exceed 10% of the aggregate
       nominal amount of the ordinary share capital
       of the Company in issue as at the date of passing
       of this Resolution




--------------------------------------------------------------------------------------------------------------------------
 SINOLINK WORLDWIDE HOLDINGS LTD                                                             Agenda Number:  701926050
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8165B102
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  BMG8165B1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors of the Company
       and report of the Independent Auditor of the
       Company for the YE 31 DEC 2008

2.i    Re-elect Mr. Ou Yaping as a Director of the               Mgmt          For                            For
       Company

2.ii   Re-elect Mr. Tang Yui Man Francis as a Director           Mgmt          For                            For
       of the Company

2.iii  Re-elect Dr. Xiang Bing as a Director of the              Mgmt          For                            For
       Company

2.iv   Re-elect Mr. Xin Luo Lin as a Director of the             Mgmt          Against                        Against
       Company

2.v    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors of the Company

3.     Re-appoint Deloitte Touche Tohmatsu as the Auditor        Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

4.     Declare a final dividend for the FYE 31 DEC               Mgmt          For                            For
       2008

5.A    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 0.10 each in the share capital
       of the Company on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or on any
       other stock exchange on which the shares of
       the Company may be listed and is recognized
       by the Securities and Futures Commission of
       Hong Kong [Securities and Future Commission]
       and the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and/or the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, provided that the aggregate nominal
       amount of shares of the Company which may be
       repurchased by the Company shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of the passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or the Companies Act 1981 of Bermuda
       or any other applicable laws of Bermuda to
       be held]

5.B    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to the Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited,
       during and after the relevant period, to allot,
       issue and deal with additional shares of HKD
       0.10 each in the capital of the Company and
       to make and grant offers, agreements and options
       the aggregate nominal amount of the share capital
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors pursuant to
       this resolution, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of the passing
       of this resolution, otherwise than pursuant
       to: i) a rights issue; or ii) an issue of shares
       pursuant to the exercise of rights of subscription
       or conversion under the terms of any existing
       warrants, bonds, debentures, notes or other
       securities of the Company; or iii) an issue
       of shares upon the exercise of subscription
       rights under any Option Scheme or similar arrangement;
       or iv) an issue of shares pursuant to any scrip
       dividend or similar arrangement; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or the Companies Act 1981 of Bermuda
       or any other applicable laws of Bermuda to
       be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.A and 5.B, to extend the general mandate
       to the Directors of the Company to allot, issue
       and deal with additional shares in the Company
       pursuant to Resolution 5.B by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company under the
       authority granted pursuant to Resolution 5.A,
       provided that such extended amount shall not
       exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 SINOPEC KANTONS HOLDINGS LTD                                                                Agenda Number:  701690732
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8165U100
    Meeting Type:  SGM
    Meeting Date:  18-Sep-2008
          Ticker:
            ISIN:  BMG8165U1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the revised caps [as specified], and              Mgmt          For                            For
       authorize the Directors to do all such acts
       and take all necessary actions in connection
       therewith




--------------------------------------------------------------------------------------------------------------------------
 SINOPEC KANTONS HOLDINGS LTD                                                                Agenda Number:  701763624
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8165U100
    Meeting Type:  SGM
    Meeting Date:  02-Dec-2008
          Ticker:
            ISIN:  BMG8165U1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR 'AGAINST' ONLY FOR RESOLUTION
       NUMBER 1. THANK YOU.

1.     Approve the Sale Agreement [as specified] and             Mgmt          For                            For
       authorize the Directors to do all such acts
       and take all necessary actions in connection
       therewith

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SINOPEC KANTONS HOLDINGS LTD                                                                Agenda Number:  701763698
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8165U100
    Meeting Type:  SGM
    Meeting Date:  02-Dec-2008
          Ticker:
            ISIN:  BMG8165U1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR 'AGAINST' ONLY FOR RESOLUTIONS
       NUMBERS 1. THANK YOU.

1.     Re-elect Mr. Dai Zhao Ming as a Director of               Mgmt          Against                        Against
       the Company and authorize the Directors of
       the Company to fix his remuneration

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SINOPEC KANTONS HOLDINGS LTD                                                                Agenda Number:  701879845
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8165U100
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  BMG8165U1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements and reports of the Directors and
       the Auditors for the YE 31 DEC 2008

2.     Approve and declare a final dividend                      Mgmt          For                            For

3.A    Re-elect Mr. Zhu Zeng Qing as a Director                  Mgmt          Against                        Against

3.B    Re-elect Mr. Zhou Feng as a Director                      Mgmt          Against                        Against

3.C    Re-elect Mr. Wong Po Yan as a Director                    Mgmt          For                            For

4.     Authorize the Directors to fix the Directors'             Mgmt          For                            For
       remuneration

5.     Appoint the Company's Auditors and authorize              Mgmt          For                            For
       the Directors to fix their remuneration

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, pursuant to the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited during the relevant period
       to allot, issue and deal with unissued shares
       in the capital of the Company and to make or
       grant offers, agreements and options which
       might require the exercise of such powers,
       the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to options
       or otherwise] by the Directors of the Company
       pursuant to i) the rights issue; ii) the exercise
       of any option under the share option scheme
       of the Company; iii) any scrip dividend or
       similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares in accordance with the By-Laws
       of the Company in force from time to time,
       shall not exceed the aggregate of 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue on the date of the
       passing of this resolution; and the nominal
       amount of any share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue on the date of the passing of this
       resolution]; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or expiration of the period within which the
       next AGM of the Company is required by the
       By-Laws of the Company, the Companies Act 1981
       of Bermuda [as amended] or any other applicable
       law of Bermuda to be held]

7.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       its shares on the Stock Exchange of Hong Kong
       Limited or any other stock exchange's on which
       the shares of the Company may be listed and
       recognized by the Securities and Futures Commission
       and the Stock Exchange of Hong Kong Limited
       for such purpose, and otherwise in accordance
       with the rules and regulations of the Securities
       and Futures Commission, the Stock Exchange
       of Hong Kong Limited, the Companies Act 1981
       of Bermuda [as amended] and all other applicable
       laws in this regard; the aggregate nominal
       amount of shares which may be purchased by
       the Company pursuant to this resolution during
       the relevant period shall not exceed 10 % of
       the aggregate nominal amount of the issued
       share capital of the Company as at the date
       of the passing of this resolution and; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the By-Laws of the Company,
       the Companies Act 1981 of Bermuda [as amended]
       or any other applicable law of Bermuda to be
       held]

8.     Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the authority referred in Resolution 6 in respect
       of the share capital of the Company referred
       in this resolution




--------------------------------------------------------------------------------------------------------------------------
 SINOTRANS SHIPPING LTD                                                                      Agenda Number:  701919702
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8014Y105
    Meeting Type:  AGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  HK0368041528
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Tian Zhongshan as an Executive               Mgmt          Against                        Against
       Director

3.2    Re-elect Mr. Li Hua as an Executive Director              Mgmt          Against                        Against

3.3    Re-elect Ms. Feng Guoying as an Executive Director        Mgmt          Against                        Against

3.4    Authorize the Board to fix the Directors' fees            Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       to fix their remuneration

5.1    Authorize the Directors of the Company, to exercise       Mgmt          For                            For
       by the Directors during the Relevant Period
       [as hereinafter defined] of all the powers
       of the Company to repurchase shares in the
       capital of the Company on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       on any other exchange on which the shares of
       the Company may be listed and recognized by
       the Securities and Futures Commission of Hong
       Kong and the Stock Exchange for this purpose,
       subject to and in accordance with all applicable
       Laws, rules and regulations and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other Stock
       Exchange as amended from time to time provided
       however that the aggregate nominal amount of
       the shares to be repurchased pursuant to this
       Resolution shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this Resolution; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by any applicable laws or the Articles
       of the Company to be held]

5.2    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the resolution and pursuant to Section 57B
       of the Companies Ordinance, during the Relevant
       Period [as specified] of all the powers of
       the Company to allot, issue and deal with additional
       shares in the capital of the Company and to
       make or grant offers, agreements and options
       [including warrants, bonds, debentures, notes
       and other securities convertible into shares
       of the Company] which would or might require
       shares to be allotted; the aggregate nominal
       amount of share capital of the Company allotted
       or agreed conditionally or unconditionally
       to be allotted, issued or dealt with [whether
       pursuant to an option or otherwise] by the
       Directors pursuant to the approval in paragraph
       (a) above, otherwise than pursuant to: i) a
       Rights Issue or ii) the exercise of rights
       of subscription or conversion under the terms
       of any existing warrants, bonds, debentures,
       notes or other securities issued by the Company
       which carry rights to subscribe for or are
       convertible into shares of the Company or iii)
       the exercise of options under any Option Scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the grantees as specified
       in such scheme or similar arrangement of shares
       or rights to acquire shares of the Company
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company, shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of the passing of this resolution; and
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable Laws
       or the Articles of the Company to be held]

5.3    Approve, subject to the passing of the Resolutions        Mgmt          For                            For
       5.1 and 5.2, the general mandate granted to
       the Directors to allot, issue and deal with
       additional shares or the Company pursuant to
       Resolution 5.2 by the addition to it of an
       amount representing the aggregate nominal amount
       of the shares in the capital of the Company
       which are repurchased by the Company pursuant
       to and since the granting to though Company
       of the general mandate to repurchase shares
       in accordance with Resolution 5.1 provided
       that such extended amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of the passing of this Resolution

5.4    Approve that the proposed caps [as specified]             Mgmt          For                            For
       in relation to the continuing connected transactions
       contemplated under the Renewed Continuing Connected
       Transactions [as specified] for the 3 years
       ending on 31 DEC 2012, and authorize the Directors
       to sign, seal, execute, perfect, deliver and
       do all such documents, deed, acts, matters
       and things as they may in their discretion
       consider necessary or desirable or expedient
       to implement and/or to give effect to the Renewed
       Continuing Connected Transaction Agreements
       [as specified], the proposed caps and the transactions
       thereby contemplated; and approve that the
       continued implementation of the ongoing connected
       transactions under the Master Services Agreement
       and Master Chartering Agreement for the year
       2009 by independent shareholders

6.     Approve that, the Conditional Agreement [the              Mgmt          For                            For
       "Renewed Master Services Agreement"] dated
       08 APR 2009 entered into between [China National
       Foreign Trade Transportation [Group] Corporation]
       ["Sinotrans Group Limited", together with its
       subsidiaries [excluding the Company], the "Sinotrans
       Group"] and the Company, as specified, pursuant
       to which, the Company, its subsidiaries and
       jointly controlled entities [together the "Group"]
       will provide certain services to the Sinotrans
       Group and the Sinotrans Group will provide
       certain services to the Group [the "Services"];
       approve the cap amounts in relation to the
       Services as set out in the Renewed Master Services
       Agreement for each of the 3 FYE 31 DEC 2012;
       and authorize any 1 Director, or any 2 Directors
       if the affixation of the common seal is necessary,
       to execute all such other documents, instruments
       and agreements and to do all such acts or things
       deemed by him/her to be incidental to, ancillary
       to or in connection with the matters contemplated
       in the Renewed Master Services Agreement

7.     Approve the Conditional Agreement [the "Renewed           Mgmt          For                            For
       Master Chartering Agreement] dated 08 APR 2009
       entered into between Sinotrans Group Limited
       and the Company, as specified, pursuant to
       which, the Sinotrans Group will charter in
       vessels from the Group to use as carrier for
       cargo shipping services or sub-charter vessels
       to other shipping companies for cargo shipping
       [the "Chartering Services"]; approve the cap
       amounts in relation to the Chartering Services
       as set out in the Renewed Master Chartering
       Agreement for each of the 3 FYE 31 DEC 2012;
       and authorize any 1 Director, or any 2 Directors
       if the affixation of the common seal is necessary,
       to execute all such other documents, instruments
       and agreements and to do all such acts or things
       deemed by him/her to be incidental to, ancillary
       to or in connection with the matters contemplated
       in the Renewed Master Chartering Agreement

S.8    Amend Article 17, Article 44, Article 72, Article         Mgmt          For                            For
       73, Article 75, Article 78, Article 81, Article
       95, Article 96, Article 104, Article 107, Article
       138, Article 139, Article 172, Article 173
       and Article 175 of the Company's Articles of
       Association, as specified




--------------------------------------------------------------------------------------------------------------------------
 SINOTRUK HONG KONG LTD                                                                      Agenda Number:  701929018
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8014Z102
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2009
          Ticker:
            ISIN:  HK3808041546
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR ALL THE RESOLUTION
       NUMBERS. THANK YOU.

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements of the Company and its
       subsidiaries and the reports of the Directors
       and the Auditor of the Company for the YE 31
       DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          Abstain                        Against

3.A    Re-elect Mr. Ma Chunji as a Director of the               Mgmt          Against                        Against
       Company

3.B    Re-elect Mr. Wang Haotao as a Director of the             Mgmt          Against                        Against
       Company

3.C    Re-elect Mr. Shao Qihui as Director of the Company        Mgmt          For                            For

3.D    Re-elect Mr. Ouyang Minggao as a Director of              Mgmt          For                            For
       the Company

3.E    Re-elect Mr. Chen Zheng as a Director of the              Mgmt          For                            For
       Company

3.F    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors of the Company

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Board of Directors to fix
       its remuneration

5.A    Authorize the Directors, to allot issue and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options, including warrants
       to subscribers, during and after the relevant
       period, not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of this resolution
       and the said approval shall be limited accordingly;
       otherwise than pursuant to: (i) a Rights Issue;
       (ii) the exercise of the subscription rights
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       (iii) any share option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company; or
       (iv) any scrip dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; [Authority expires at the earlier
       to the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable law to be held]

5.B    Authorize the Company to repurchase issued shares         Mgmt          For                            For
       in the capital of the Company on The Stock
       Exchange of Hong Kong Limited, and that the
       exercise by the Directors of all the powers
       of the Company to repurchase such shares, subject
       to and in accordance with all applicable laws
       or the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited, during and after the
       relevant period, the aggregate nominal amount
       of shares repurchased or agreed conditionally
       or unconditionally to be repurchased by the
       Company pursuant to the approval in paragraph
       (a) of this resolution during the Relevant
       Period shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       this resolution, and the authority pursuant
       to paragraph (a) of this resolution shall be
       limited accordingly; [Authority expires at
       the earlier to the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable law to be held]

5.C    Approve, conditional upon the passing of resolutions      Mgmt          For                            For
       5A. and 5.B as specified, the aggregate nominal
       amount of the shares in the capital of the
       Company which are repurchased by the Company
       pursuant to and in accordance with the said
       resolution 5.B be added to the aggregate nominal
       amount of the shares in the Company that may
       be allotted or agreed conditionally or unconditionally
       to be allotted by the Directors pursuant to
       and in accordance with Resolution 5.A as specified

6.A    Approve the transactions under the Parts Purchase         Mgmt          For                            For
       Agreement [as specified in the circular of
       the Company to the shareholders of the Company
       dated 29 APR 2009 [the Circular]] and to revised
       cap for the transactions under the Parts Supply
       Agreement for the YE 31 DEC 2009 as specified

6.B    Authorize the Directors to do all acts and execute        Mgmt          For                            For
       and deliver [whether under seal] all such documents
       for and on behalf of the Company in connection
       with the revised cap

7.A    Approve, ratify and confirmed the Financial               Mgmt          Against                        Against
       Services Framework Agreement [as defined in
       the Circular], the terms thereof and the transaction
       contemplated thereunder

7.B    Approve the proposed annual caps for transactions         Mgmt          Against                        Against
       under the Finance Services Framework Agreement
       for the 3 years ending 31 DEC 2011 as specified

7.C    Authorize any Director to do all acts and execute         Mgmt          Against                        Against
       and deliver all such documents for and on behalf
       of the Company in connection with the Financial
       Services Framework Agreement, the transactions
       thereunder and the proposed annual caps




--------------------------------------------------------------------------------------------------------------------------
 SINTOKOGIO,LTD.                                                                             Agenda Number:  702009069
--------------------------------------------------------------------------------------------------------------------------
        Security:  J75562108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3378200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Increase Board Size to 11

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

4      Amend the Compensation to be received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SIXT AKTIENGESELLSCHAFT, PULLACH                                                            Agenda Number:  701919764
--------------------------------------------------------------------------------------------------------------------------
        Security:  D69899116
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2009
          Ticker:
            ISIN:  DE0007231326
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 09 JUN 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report, and the
       report of the Board of Managing Directors pursuant
       to Sections 289(4) and 315(4) of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 23,673,213.05 as follows: Payment
       of a dividend of EUR 0.80 per ordinary share
       and EUR 0.82 per preferred share EUR 3,300,000
       shall be allocated to the revenue reserves
       EUR 17,870.05 shall be carried forward Ex-dividend
       and payable date: 1JUL 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.A    Elect Mr. Thierry Antinori as a Supervisory               Mgmt          For                            For
       Board member

5.B    Elect Mr. Ralf Teckentrup as a Supervisory Board          Mgmt          For                            For
       member

5.C    Elect Mr. Wolfgang Richter as a Substitute Member         Mgmt          For                            For

5.D    Elect Mr. Dietrich K. Eckart as a Substitute              Mgmt          For                            For
       Member

6.     Appointment of auditors for the 2009 FY: Deloitte         Mgmt          Against                        Against
       and Touche GmbH, Munich

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own ordinary and/or preferred shares of up
       to 10 % of its share capital, at prices neither
       more than 10 % above, nor more than 15% below
       the market price of the shares, on or before
       29 DEC 2010 the Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than the stock exchange or
       an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions or as share-based
       remuneration for executives and employees of
       the company, and to retire the shares entitled
       to vote are those shareholders of record on
       June 9, 2009, who provide written evidence
       of such holding and who register with the Company
       on or before 23 JUN 2009 If you wish us to
       exercise your voting right on your behalf,
       please send us your instructions by 8 a.m.
       Frankfurt time on 22 JUN 2009




--------------------------------------------------------------------------------------------------------------------------
 SIXT AKTIENGESELLSCHAFT, PULLACH                                                            Agenda Number:  701919776
--------------------------------------------------------------------------------------------------------------------------
        Security:  D6989S106
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2009
          Ticker:
            ISIN:  DE0007231334
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD.
       THANK YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 09 JUN 2006, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements, the Group annual report, and the
       reports pursuant to Sections 289[4] and 315[4]
       of the German Commercial Code

2.     Resolution on the appropriation of the distribution       Non-Voting    No vote
       profit of EUR 23,673,213.05 as follows: payment
       of a dividend of EUR 0.80 per ordinary share
       and EUR 0.82 per preferred share EUR 3,300.000
       shall be allocated to the revenue reserves
       EUR 17,870.05 shall be carried forward ex-dividend
       and payable date: 01 JUL 2009

3.     Ratification of the Acts of the Board of Managing         Non-Voting    No vote
       Directors

4.     Ratification of the Acts of the Supervisory               Non-Voting    No vote
       Board

5.A    Elections to the Supervisory Board, Election              Non-Voting    No vote
       of Board Members: Mr. ThierryAntinori

5.B    Elections to the Supervisory Board, Election              Non-Voting    No vote
       of Board Members: Mr. Ralf Teckentrup

5.C    Election of substitute Members: Mr. Wolfgang              Non-Voting    No vote
       Richter

5.D    Election of substitute Members: Mr. Dietrich              Non-Voting    No vote
       K Eckart

6.     Appointment of Auditors for the 2009 FY: Deloitte         Non-Voting    No vote
       + Touche GmbH, Munich

7.     Renewal of the authorization to acquire own               Non-Voting    No vote
       shares the Company shall be authorized to acquire
       own ordinary and/or preferred shares of up
       to 10% of its share capital, at prices neither
       more than 10% above, nor more than 15% below
       the market price of the shares, on or before
       29 DEC 2010, the Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than the Stock Exchange or
       an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, to use the shares in connection
       with Mergers and acquisitions or as share-based
       remuneration for executives and employees of
       the Company, and to retire the shares




--------------------------------------------------------------------------------------------------------------------------
 SKY CITY ENTERTAINMENT GROUP LTD                                                            Agenda Number:  701730005
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8513Z115
    Meeting Type:  AGM
    Meeting Date:  31-Oct-2008
          Ticker:
            ISIN:  NZSKCE0001S2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Sir. Dryden Spring as a Director, who            Mgmt          For                            For
       retires from office at the meeting

2.     Elect Mr. Peter Cullinane as a Director, who              Mgmt          For                            For
       retires from office at the meeting

3.     Elect Ms. Jane Freeman as a Director, who retires         Mgmt          For                            For
       from office at the meeting

4.     Approve the issue by Directors to Mr. Nigel               Mgmt          For                            For
       Morrison, Chief Executive Officer of the Company,
       on or before 30 OCT 2011, of in aggregate up
       to 2,000,000 share rights under the long term
       incentive plan, on the terms and conditions
       as specified

5.     Authorize the increase in the total Directors'            Mgmt          For                            For
       fees from NZD 750,000 plus GST for each FY,
       to NZD 950,000 plus GST for each FY, being
       an increase of NZD 200,000 plus GST, and that
       such increase take effect from 01 JUL 2008

6.     Authorize the Directors to fix the fees and               Mgmt          For                            For
       expenses of the Auditor of the Company




--------------------------------------------------------------------------------------------------------------------------
 SKY NETWORK TELEVISION LTD                                                                  Agenda Number:  701711473
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8514Q130
    Meeting Type:  AGM
    Meeting Date:  06-Nov-2008
          Ticker:
            ISIN:  NZSKTE0001S6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix the Auditors' remuneration

2.     Re-elect Mr. Robert Bryden as a Director, who             Mgmt          Against                        Against
       retires by rotation, in accordance with the
       listing rules of the stock market operated
       by New Zealand Exchange Limited [NZX Listing
       Rules] and Australian Securities Exchange [ASX
       Listing Rules]

3.     Re-elect Mr. Humphry Rolleston as a Director,             Mgmt          For                            For
       who retires by rotation, in accordance with
       the NZX Listing Rules and ASX Listing Rules

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SKY PERFECT JSAT HOLDINGS INC.                                                              Agenda Number:  702019806
--------------------------------------------------------------------------------------------------------------------------
        Security:  J75606103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3396350005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SLIGRO FOOD GROUP NV, VEGHEL                                                                Agenda Number:  701642313
--------------------------------------------------------------------------------------------------------------------------
        Security:  N8084E155
    Meeting Type:  EGM
    Meeting Date:  15-Jul-2008
          Ticker:
            ISIN:  NL0000817179
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. ALSO
       NOTE THAT ONLY ONE SHARE WILL BE BLOCKED UNTIL
       THE REGISTRATION DEADLINE. THANK YOU

1.     Opening and announcements                                 Non-Voting    No vote

2.     Proposal of the Supervision of Board to discharge         Non-Voting    No vote
       Mr. A.J.M. Voets as Statutory Director of the
       Company

3.     Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SLIGRO FOOD GROUP NV, VEGHEL                                                                Agenda Number:  701810031
--------------------------------------------------------------------------------------------------------------------------
        Security:  N8084E155
    Meeting Type:  AGM
    Meeting Date:  11-Mar-2009
          Ticker:
            ISIN:  NL0000817179
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Call to order and announcements                           Non-Voting    No vote

2.     Minutes of the AGM of Shareholders of Sligro              Non-Voting    No vote
       Food Group N.V, held on 12 MAR 2008

3.     Report of the Executive Board on the 2008 FY              Non-Voting    No vote

4.A    Adopt the 2008 financial statements                       Mgmt          No Action

4.B    Adopt the profit appropriation                            Mgmt          No Action

4.C    Ratify the actions of the Executive Board in              Mgmt          No Action
       respect of its Management

4.D    Ratify the actions of the Supervisory Board               Mgmt          No Action
       in respect of its supervision

5.     Profit retention and Dividend Policy                      Non-Voting    No vote

6.     Appoint Mr. A. Nuhn as a Supervisory Director             Mgmt          No Action

7.     Appoint Mr. J. H. F. Pardoel to the position              Mgmt          No Action
       of the Director pursuant to the Articles of
       Association

8.     Authorize the Executive Board to repurchase               Mgmt          No Action
       the Company's own shares

9.A    Approve the extension of the period for which             Mgmt          No Action
       the Executive Board is authorized to issue
       shares

9.B    Approve the extension of the period for which             Mgmt          No Action
       the Executive Board is authorized to restrict
       or suspend pre-emptive rights of shareholders
       on the issue of shares

10.    Amend the Articles of Association                         Mgmt          No Action

11.    Any other business and adjournment                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SMARTONE TELECOMMUNICATIONS HOLDINGS LTD                                                    Agenda Number:  701729812
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8219Z105
    Meeting Type:  AGM
    Meeting Date:  05-Nov-2008
          Ticker:
            ISIN:  BMG8219Z1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Approve the final dividend of HKD 0.20 per share          Mgmt          For                            For
       in respect of the YE 30 JUN 2008

3.i.a  Re-elect Mr. Raymond Ping-luen Kwok as a Director         Mgmt          Against                        Against
       of the Company

3.i.b  Re-elect Mr. Michael Yick-kam Wong as a Director          Mgmt          Against                        Against
       of the Company

3.i.c  Re-elect Mr. Wing-yui Cheung as a Director of             Mgmt          Against                        Against
       the Company

3.i.d  Re-elect Mr. David Norman Prince as a Director            Mgmt          Against                        Against
       of the Company

3.i.e  Re-elect Mr. Thomas Hon-wah Siu as a Director             Mgmt          Against                        Against
       of the Company

3.i.f  Re-elect Mr. Xiang-dong Yang as a Director of             Mgmt          Against                        Against
       the Company

3.i.g  Re-elect Mr. Peter David Sullivan as a Director           Mgmt          For                            For
       of the Company

3.ii   Authorize the Board of Directors to fix the               Mgmt          For                            For
       fees of the Directors

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company and authorize the
       Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company, to allot          Mgmt          For                            For
       and issue additional shares in the share capital
       of the Company and to make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company otherwise than pursuant to:
       i) a rights issue; or ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares
       of the Company; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Bye-laws of the Company; or iv) the
       Share Option Scheme of the Company; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by applicable Law of Bermuda
       and the Company's Bye-laws to be held]

6.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       issued shares in the capital of the Company,
       subject to and in accordance with all applicable
       Laws, during the relevant period, on The Stock
       Exchange of Hong Kong Limited or on any other
       stock exchange recognized for this purpose
       by the Securities and Futures Commission of
       Hong Kong and The Stock Exchange of Hong Kong
       Limited under the Hong Kong Code on Share Repurchases
       pursuant to this Resolution, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by applicable Law of Bermuda
       and the Company's Bye-laws to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       shares pursuant to Resolution 5, by the addition
       to the aggregate nominal amount of the share
       capital repurchased pursuant to Resolution
       6, provided that such amount does not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this Resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SMIT INTERNATIONALE NV                                                                      Agenda Number:  701896346
--------------------------------------------------------------------------------------------------------------------------
        Security:  N81047172
    Meeting Type:  OGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  NL0000383800
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING.  THANK YOU.

1.     Opening of the general meeting                            Non-Voting    No vote

2.     Report of the Managing Board on the FY 2008               Non-Voting    No vote

3.     Approve the annual accounts on the FY 2008                Mgmt          For                            For

4.     Discussion of the reserves and dividend policy            Non-Voting    No vote

5.     Approve to declare a dividend over the FY 2008            Mgmt          For                            For
       of EUR 3, gross, which can be taken up at the
       choice of shareholders entirely in cash or
       in new shares of the Company

6.     Grant discharge the Managing Board in respect             Mgmt          For                            For
       of the duties performed during the past FY

7.     Grant discharge the Supervisory Board in respect          Mgmt          For                            For
       of the duties performed during the past FY

8.A    Appoint Mr. H.J. Hazewinkel as a Member of the            Mgmt          For                            For
       Supervisory Board where all details as laid
       down in the Article 2:158 Paragraph 5, Section
       2: 142 Paragraph 3 of the Dutch Civil Code
       are available for the general meeting of shareholders

8.B    Re-appoint Mr. F.E.L. Dorhout Mees as a Member            Mgmt          For                            For
       of the Supervisory Board where all details
       as laid down in Article 2:158 Paragraph 5,
       Section 2: 142 Paragraph 3 of the Dutch civil
       code are available for the general meeting
       of share holders, the general meeting of shareholders
       is authorized to recommend  individuals for
       appointment to the post of Supervisory Director

9.     Approve to set the yearly remuneration for the            Mgmt          For                            For
       Members of the Supervisory Board as follows
       the Members EUR 30.000, the Chairman EUR 35.000,
       Audit Committee: Chairman EUR 7.000, and Member
       EUR 6.000, RSA Committee: Chairman EUR 5.000,
       and Member EUR 4.000

10.    Approve the general meeting assigns KPMG Accountants      Mgmt          For                            For
       N.V. as the Auditors responsible for Auditing
       the financial accounts for the year 2009

11.    Amend the Company's Articles of Association               Mgmt          For                            For

12.    Authorize the Managing Board, subject to the              Mgmt          Against                        Against
       approval of the Supervisory Board, to cause
       the Company to acquire its own shares for valuable
       consideration, up to a maximum number which,
       at the time of acquisition, the Company is
       permitted to acquire pursuant to the provisions
       of Section 98, Sub-Section 2, of book 2 of
       the Netherlands Civil Code, such acquisition
       may be effected by means of any type of contract,
       including stock exchange transactions and private
       transactions, the price must lie between the
       nominal value and an amount equal to 110% of
       the market price, by market price is understood
       the price reached by the shares on the date
       of acquisition, as evidenced by the official
       price list of Euronext Amsterdam NV, the authorization
       will be valid for a period of 18 months, commencing
       on 06 MAY 2009

13.    Approve the Managing Board, subject to the approval       Mgmt          For                            For
       of the Supervisory Board be designated for
       a period of 18 months as the body which is
       authorized to resolve to issue shares up to
       a number of shares not exceeding the number
       of unissued shares in the capital of the Company,
       authorize the Managing Board is under approval
       of the Supervisory Board as the sole body to
       limit or exclude the pre emptive right on new
       issued shares in the Company

14.    Approve to consent to the distribution of information     Mgmt          For                            For
       to shareholders by electronic means

15.    Any other business and closing of the general             Non-Voting    No vote
       meeting




--------------------------------------------------------------------------------------------------------------------------
 SMITHS NEWS PLC                                                                             Agenda Number:  701779920
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8247U102
    Meeting Type:  AGM
    Meeting Date:  16-Jan-2009
          Ticker:
            ISIN:  GB00B17WCR61
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and reports              Mgmt          For                            For
       of the Directors and the Auditors

2.     Approve the Directors remuneration report                 Mgmt          For                            For

3.     Declare a final dividend of 4.5p per share on             Mgmt          For                            For
       the ordinary shares

4.     Elect Mr. John Worby                                      Mgmt          For                            For

5.     Elect Mr. Andrew Brent                                    Mgmt          For                            For

6.     Appoint Deloitte Touche LLP as the Auditors               Mgmt          For                            For

7.     Authorize the Audit Committee to determine the            Mgmt          For                            For
       Auditors remuneration

8.     Authorize the Company and its Subsidiaries to             Mgmt          For                            For
       Make EU Political Donations to Political Parties
       or Independent Election Candidates to GBP 50,000
       to Political Org; Other than political parties
       up to GBP 50,000 and Incur EU political expenditure
       up to GBP 5

9.     Grant authority to issue of equity or equity-linked       Mgmt          For                            For
       securities with Pre-emptive rights up to aggregate
       nominal amount of GBP 3,048,665

S.10   Approve, Subject to the Passing of resolution             Mgmt          For                            For
       9, grant authority to issue of equity or equity-linked
       securities without Pre-emptive Rights up to
       Aggregate Nominal Amount of GBP 457,300

S.11   Grant authority of 18,291,993 Ordinary Shares             Mgmt          For                            For
       for Market Purchase

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SMRT CORPORATION LTD, SINGAPORE                                                             Agenda Number:  701643923
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8077D105
    Meeting Type:  AGM
    Meeting Date:  11-Jul-2008
          Ticker:
            ISIN:  SG1I86884935
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited financial statements for the FYE 31
       MAR 2008 together with the Auditors' report
       thereon

2.     Declare a final [tax exempt one-tier] dividend            Mgmt          For                            For
       of 6.00 cents per share for the FYE 31 MAR
       2008

3.     Approve the sum of SGD 515,530 as Directors'              Mgmt          For                            For
       fees for the FYE 31 MAR 2008

4.A    Re-elect Mr. Paul Ma Kah Woh who is retiring              Mgmt          For                            For
       in accordance with Article 94 of the Company's
       Articles of Association

4.B    Approve the retirement of Mr. Edmund Koh Kian             Mgmt          For                            For
       Chew and Ms. Engelin Teh Guek Ngor who are
       retiring in accordance with Article 94 of the
       Company's Articles of Association

5.A    Re-elect Mr. Dilhan Pillay Sandrasegara as a              Mgmt          For                            For
       Director, who retires in accordance with Article
       100 of the Company's Articles of Association

5.B    Re-elect Mdm Halimah Yacob as a Director, who             Mgmt          For                            For
       retires in accordance with Article 100 of the
       Company's Articles of Association

6.     Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          For                            For
       Company and authorize the Directors to fix
       their remuneration

7.1    Authorize the Directors, to allot and issue               Mgmt          For                            For
       shares in the Company [Shares] whether by way
       of rights, bonus or otherwise; and/or make
       or grant offers, agreements or options, [collectively,
       instruments] that might or would require shares
       to be issued, including but not limited to
       the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this resolution] does not exceed 50% of the
       issued share capital of the Company, of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of instruments made or granted
       pursuant to this resolution] does not exceed
       10% of the total number of issued shares excluding
       treasury shares of the Company [as calculated
       in accordance with sub-paragraph (2) below];
       [subject to such manner of calculation as may
       be prescribed by the Singapore Exchange Securities
       Trading Limited [SGX-ST]] for the purpose of
       determining the aggregate number of shares
       that may be issued, the percentage of issued
       share capital shall be based on the issued
       share capital of the Company at the time of
       passing of this resolution after adjusting
       for new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time of
       the passing of this resolution; and any subsequent
       consolidation or subdivision of shares; in
       exercising the authority conferred by this
       resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

7.2    Authorize the Directors to grant awards in accordance     Mgmt          For                            For
       with the provisions of the SMRT Corporation
       Restricted Share Option Plan [SMRT RSP] and/or
       the SMRT Corporation Performance Share Plan
       [SMRT PSP] [the SMRT RSP and SMRT PSP, together
       the Share Plans]; and b) allot and issue from
       time to time such number of ordinary shares
       of in the capital of the Company as may be
       required to be issued pursuant to the exercise
       of the options under the SMRT Corporation Employee
       Share Option Plan [SMRT ESOP] and/or such number
       of fully paid ordinary shares as may be required
       to be issued pursuant to the vesting of awards
       under the SMRT RSP and/or SMRT PSP, provided
       always that the aggregate number of ordinary
       shares to be issued pursuant to the share plans
       and the SMRT ESOP shall not exceed 15% of the
       issued shares excluding treasury shares, of
       the Company from time to time

8.     Authorize the Company, its subsidiaries and               Mgmt          For                            For
       associated Companies that are entities at risk
       [as that term is used in chapter 9], or any
       of them, for the purpose of Chapter 9 of the
       Listing Manual of the Singapore Exchange Securities
       Trading Limited [SGX-ST] [Chapter 9], to enter
       into any of the transactions falling within
       the types of interested person transactions,
       as specified, provided that such transactions
       are made on normal commercial terms and in
       accordance with the review procedures for such
       interested person transactions; and authorize
       the Directors of the Company to complete and
       do all such acts and things [including executing
       all such documents as may be required] as they
       may consider expedient or necessary or in the
       interests of the Company to give effect to
       the general mandate and/or this resolution;
       [Authority expires at the conclusion of the
       next AGM of the Company]

9.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [Companies
       Act] and in accordance with all other laws
       and regulations and rules of Singapore Exchange
       Securities Trading Limited [SGX-ST], to purchase
       or otherwise acquire ordinary shares in the
       capital of the Company [Shares] not exceeding
       in aggregate the Prescribed Limit [as specified],
       not exceeding in aggregate 10 % of the issued
       ordinary share capital of the Company, by way
       of on-market purchases on the Singapore Exchange
       Securities Trading Limited [SGX-ST] and/or
       off-market purchases effected otherwise than
       on the SGX-ST in accordance with any equal
       access scheme(s) which satisfies the conditions
       prescribed by the Act, at a price of up to
       105% of the average of the closing market prices
       of a shares in the case of an on-market share
       purchase and a price up to 120% of such average
       closing price in case of off-market purchase
       [Share Purchase Mandate ]; [Authority expires
       the earlier of the date on which the next AGM
       of the Company is held or the date by which
       the next AGM of the Company is required by
       law to be held]; and authorize the Directors
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they may consider expedient
       or necessary to give effect to the transactions
       contemplated by this resolution

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SNC LAVALIN GROUP INC                                                                       Agenda Number:  701847189
--------------------------------------------------------------------------------------------------------------------------
        Security:  78460T105
    Meeting Type:  OGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA78460T1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1.1 TO 1.11 AND 2 AND 'IN FAVOR' OR 'AGAINST'
       FOR RESOLUTION 3. THANK YOU.

       To receive the report of the Directors to the             Non-Voting    No vote
       shareholders, the consolidated financial statements
       of the Corporation for the YE 31 DEC 2008 and
       the Auditors' report thereon

1.1    Elect Mr. P. Duhaime as a Director for the ensuing        Mgmt          For                            For
       year

1.2    Elect Mr. D. Goldman as a Director for the ensuing        Mgmt          For                            For
       year

1.3    Elect Mr. P.A. Hammick as a Director for the              Mgmt          For                            For
       ensuing year

1.4    Elect Mr. P.H. Lessard as a Director for the              Mgmt          For                            For
       ensuing year

1.5    Elect Mr. E.A. Marcoux as a Director for the              Mgmt          For                            For
       ensuing year

1.6    Elect Mr. L.R. Marsden as a Director for the              Mgmt          For                            For
       ensuing year

1.7    Elect Mr. C. Mongeau as a Director for the ensuing        Mgmt          For                            For
       year

1.8    Elect Mr. G. Morgan as a Director for the ensuing         Mgmt          For                            For
       year

1.9    Elect Mr. H.D. Segal as a Director for the ensuing        Mgmt          For                            For
       year

1.10   Elect Mr. L.N. Stevenson as a Director for the            Mgmt          For                            For
       ensuing year

1.11   Elect Mr. J.P. Vettier as a Director for the              Mgmt          For                            For
       ensuing year

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       for the ensuing year

3.     Adopt the 2009 Stock Option Plan in favor of              Mgmt          For                            For
       key employees of the Corporation and its subsidiaries
       and other Corporations in which the Corporation
       has an equity interest

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SNOW BRAND MILK PRODUCTS CO.,LTD.                                                           Agenda Number:  701996045
--------------------------------------------------------------------------------------------------------------------------
        Security:  J75863100
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3947600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Incorporation of a Wholly Owning Parent Company           Mgmt          For                            For
       through Share Transfer

3.     Amend Articles to: Eliminate Articles Related             Mgmt          For                            For
       to Class C Preferred Shares and Class Shareholders
       Meetings, Approve Minor Revisions Related to
       Dematerialization of Shares and the Other Updated
       Laws and Regulations

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

6.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

7.     Approve Continuance of the Policy Regarding               Mgmt          Against                        Against
       Large-scale Purchases of the Company's Shares




--------------------------------------------------------------------------------------------------------------------------
 SOCIEDADE DE INVESTIMENTO E GESTAO SGPS SA      SEMAPA, LISBOA                              Agenda Number:  701815738
--------------------------------------------------------------------------------------------------------------------------
        Security:  X7936A113
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  PTSEM0AM0004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Management report and accounts and            Mgmt          No Action
       other individual financial statements for the
       FY of 2008

2.     Receive the consolidated financial statements             Mgmt          No Action
       for the same FY

3.     Approve to resolve the allocation of profits              Mgmt          No Action

4.     Approve to assess in general terms the work               Mgmt          No Action
       of the Company's Directors and the Auditors

5.     Approve to resolve on a proposal from the Board           Mgmt          No Action
       of Directors for the acquisition and disposal
       of own shares and bonds




--------------------------------------------------------------------------------------------------------------------------
 SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI - SIAS SPA, TORINO                                Agenda Number:  701867888
--------------------------------------------------------------------------------------------------------------------------
        Security:  T86587101
    Meeting Type:  OGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  IT0003201198
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APRIL 2009 AT 16:00 PM. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statements at 31 DEC 2008,          Mgmt          No Action
       the Board of Directors' report, any adjournment
       thereof, and the consolidated financial statement




--------------------------------------------------------------------------------------------------------------------------
 SOFTWARE AG, DARMSTADT                                                                      Agenda Number:  701858803
--------------------------------------------------------------------------------------------------------------------------
        Security:  D7045M133
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  DE0003304002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 09 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the FY 2008 with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 153,059,873.41 as follows: payment
       of a dividend of EUR 1.10 per share EUR 149,699.51
       shall be allocated to the revenue reserve EUR
       121,407,447.70 shall be carried forward ex-dividend
       and payable date: 04 MAY 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Elections to the Supervisory Board: Messrs.               Mgmt          For                            For
       Andreas Bereczky and Heinz Otto Geidt

6.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       BDO Deutsche Warentreuhand AG, Frankfurt

7.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to EUR 8,600,861, at prices not deviating
       more than 10% from the market price, on or
       before 29 OCT 2010, the Board of Managing Director's
       shall be authorized to dispose of the shares
       in a manner other than the stock exchange or
       a rights offering if the shares are sold at
       a price not materially below their market price,
       to use the shares for acquisition purposes,
       within the scope of the stock option plan or
       for the fulfilment of conversion or option
       rights, and to retire the shares




--------------------------------------------------------------------------------------------------------------------------
 SOGEFI SPA, MANTOVA                                                                         Agenda Number:  701858017
--------------------------------------------------------------------------------------------------------------------------
        Security:  T86807103
    Meeting Type:  MIX
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  IT0000076536
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the Board of Directors and the Auditors           Mgmt          No Action
       report, financial statement at 12 DEC 2008,
       any adjournment thereof

O.2    Grant authority to buy back own shares                    Mgmt          No Action

O.3    Approve the extraordinary employee stock option           Mgmt          No Action
       plan for year 2009

O.4    Approve the employee stock option plan for year           Mgmt          No Action
       2009

O.5    Appoint the Board of Auditors for years 2009-2011         Mgmt          No Action
       and approve to determine its emoluments

E.1    Authorize the Board of Directors in conformity            Mgmt          No Action
       with the Articles 2443 and 2420-Ter Civil Code,
       and amend of Article 8 of Corporate By-laws




--------------------------------------------------------------------------------------------------------------------------
 SOHGO SECURITY SERVICES CO.,LTD.                                                            Agenda Number:  702013602
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7607Z104
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3431900004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Expand Business Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SOHO CHINA LTD                                                                              Agenda Number:  701907935
--------------------------------------------------------------------------------------------------------------------------
        Security:  G82600100
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  KYG826001003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the Company and the reports of
       the Directors and Auditors for the YE 31 DEC
       2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.     Re-elect Mr. Wang Shaojian Sean as a Director             Mgmt          Against                        Against
       of the Company

4.     Re-elect Mr. Su Xin as a Director of the Company          Mgmt          Against                        Against

5.     Re-elect Mr. Cha Mou Zing Victor as a Director            Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Yi Xiqun as a Director of the Company        Mgmt          For                            For

7.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

8.     Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Board of Directors to fix their remuneration

9.A    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, during the Relevant Period
       (as hereinafter defined) to allot, issue or
       otherwise deal with additional shares in the
       capital of the Company or securities convertible
       into shares or options, warrants or similar
       rights to subscribe for shares or such convertible
       securities of the Company and to make or grant
       offers, agreements and/or options (including
       bonds, warrants and debentures convertible
       into shares of the Company) which may require
       the exercise of such powers; (ii) the approval
       in paragraph (i) above shall be in addition
       to any other, during the Relevant Period (as
       hereinafter defined) to make or grant offers,
       agreements and/or options which may require
       the exercise of such power after the end of
       the Relevant Period; (iii) the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       (whether pursuant to options or otherwise)
       by the Directors of the Company during the
       Relevant Period pursuant to paragraph (i) above,
       otherwise than pursuant to (1) a Rights Issue
       (as hereinafter defined) or (2) the grant or
       exercise of any option under the option scheme
       of the Company or any other option, scheme
       or similar arrangement for the time being adopted
       for the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company; or (3) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company
       in force from time to time; or (4) any issue
       of shares in the Company upon the exercise
       of rights of subscription or conversion under
       the terms of any existing convertible notes
       issued by the Company or any existing securities
       of the Company which carry rights to subscribe
       for or are convertible into shares of the Company,
       shall not exceed the aggregate of 20% of the
       aggregate nominal amount of share capital of
       the Company in issue as at the date of passing
       of this resolution and the said approval shall
       be limited accordingly; [Authority expires
       at the conclusion of the next AGM of the Company;
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable law or the Articles of Association
       of the Company to be held]

9.B    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, during the Relevant Period
       (as hereinafter defined) of all the powers
       of the Company to repurchase shares of the
       Company on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or on any other
       stock exchange on which the shares of the Company
       may be listed and recognized for this purpose
       by the Securities and Futures Commission and
       the Stock Exchange under the Code on Share
       Repurchases and, subject to and in accordance
       with all applicable laws and the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited [the Listing Rules]; (ii)
       the aggregate nominal amount of the shares
       of the Company, which may be repurchased pursuant
       to the approval in paragraph (i) above shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this resolution,
       and the said approval shall be limited accordingly;
       (iii) subject to the passing of each of the
       paragraphs (i) and (ii) of this resolution,
       any prior approvals of the kind referred to
       in paragraphs (i) and (ii) of this resolution
       which had been granted to the Directors of
       the Company; [Authority expires at the conclusion
       of the next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable law
       or the Articles of Association of the Company
       to be held]

9.C    Approve, conditional upon the Resolutions 9(A)            Mgmt          For                            For
       and 9(B) as specified in the notice convening
       this meeting being passed, the general mandate
       granted to the Directors of the Company to
       allot, issue and otherwise deal with additional
       shares of the Company and to make or grant
       offers, agreements and options which might
       require the exercise of such powers pursuant
       to the ordinary Resolution 9(A) set out in
       the notice convening this meeting be and is
       hereby extended by the addition to the aggregate
       nominal amount of the share capital of the
       Company which may be allotted by the Directors
       of the Company pursuant to such general mandate
       an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to ordinary Resolution 9(B)
       set out in the notice convening this meeting,
       provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing of the said resolutions

S.10   Approve that the Company may send or supply               Mgmt          For                            For
       Corporate Communication(s) (as hereinafter
       defined) to its shareholders in relation to
       whom the following conditions are met by making
       such Corporate Communication(s) available on
       the Company's own website: (i) each shareholder
       has been asked individually by the Company
       to agree that the Company may send or supply
       Corporate Communication(s) generally, or the
       Corporate Communication(s) in question, to
       him by means of the Company's own website;
       and (ii) the Company has not received a response
       indicating objection from such shareholder
       within the period of 28 days beginning with
       the date on which the Company's request was
       sent, the shareholders in relation to whom
       the aforesaid two conditions are met shall
       be taken to have agreed that the Company may
       send or supply Corporate Communication(s) to
       such shareholders by making such Corporate
       Communication(s) available on the Company's
       own website

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SOHO CHINA LTD                                                                              Agenda Number:  701984165
--------------------------------------------------------------------------------------------------------------------------
        Security:  G82600100
    Meeting Type:  EGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  KYG826001003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION
       "1". THANK YOU.

1.     Approve that, the Supplemental Agreement dated            Mgmt          For                            For
       15 MAY 2009 [the "Agreement", as specified]
       entered into between Pan Shiyi, Yan Yan, Beijing
       Danshi Investment Management Company Limited,
       SOHO China [BVI-9] Limited, Beijing Redstone
       Jianwai Real Estate Development Co. Ltd. and
       the Company and as specified, pursuant to which
       the parties thereto has conditionally agreed
       to restructure the arrangements in relation
       to the Tiananmen South [Qianmen] Project, and
       all transactions contemplated thereunder; and
       authorize any 1 Director of the Company for
       and on behalf of the Company to execute all
       such documents, instruments, agreements and
       deeds and to do all such acts, matters and
       things as he/she may in his/her absolute discretion
       consider necessary or desirable for the purpose
       of and in connection with the implementation
       of the Agreement and the transactions contemplated
       thereunder and to agree to such variations
       of the terms of the Agreement as he/she may
       in his/her absolute discretion consider necessary
       or desirable




--------------------------------------------------------------------------------------------------------------------------
 SOITEC, BERNIN                                                                              Agenda Number:  701604096
--------------------------------------------------------------------------------------------------------------------------
        Security:  F84138118
    Meeting Type:  MIX
    Meeting Date:  02-Jul-2008
          Ticker:
            ISIN:  FR0004025062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors,            Mgmt          Abstain                        Against
       the Chairman of the Board of Directors and
       the Auditors; approve the Company's financial
       statements for the YE in 31 MAR 2008, as presented,
       showing a turnover of EUR 291,564,146.00 and
       loss of EUR 18,052,232.08; approve the expenses
       and charges that were not tax-deductible of
       EUR 113,027.00, grant permanent discharge to
       the Directors for the performance of their
       duties during the said FY

O.2    Receive the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman of the Board of Directors and
       the Auditors, approve the consolidated financial
       statements for the said FY, in the form presented
       to the meeting, showing turnover of EUR 298,230,268.00
       and net loss group share of EUR 10,053,569.00

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the result for
       the FY be appropriated as follows: record the
       loss for the year of EUR 18,052,232.08 as a
       deficit in retained earnings, following this
       appropriation, the retained earnings account
       of EUR 0.00 will show a new balance of EUR
       (18,052,232.08) in accordance with the regulations
       in force, the shareholders' meeting recalls
       that no dividend was paid for the previous
       3 FYs

O.4    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreement governed by Article L.225.38 of the
       French Commercial Code, approve the said report
       and the agreements referred to therein

O.5    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 30.00, maximum number of
       shares to be acquired: 10% of the share capital,
       i.e. 8,275,839 shares maximum funds invested
       in the share buybacks: EUR 248,275,170.00,
       to take all necessary measures and accomplish
       all necessary formalities; authority expires
       at end on the day the shareholders meeting
       will be called to deliberate upon the annual
       financial statements for FYE on 31 MAR 2008
       and supersedes the authorization granted by
       the shareholder meeting of combined of 10 JUL
       2007 in its Resolution Nr. 5

E.6    Authorize the Board of Directors to increase              Mgmt          For                            For
       on 1 or more occasions, by issuing with shareholders
       preferred subscription rights maintained of
       Company's shares or any securities giving access
       to the capital the maximum nominal amount of
       capital increases to be carried out under this
       delegation of authority shall not exceed EUR
       5,000,000.00 the nominal amount of debt securities
       issued shall not exceed of EUR 300,000,000.00
       to take all necessary measures and accomplish
       all necessary formalities; [Authority is given
       for 26 month period], shareholders meeting
       cancels effective immediately for the unused
       portion thereof, the authority granted by Resolution
       9 of the combined shareholders meeting of 06
       JUL 2008

E.7    Authorize the Board of Directors to increase              Mgmt          Against                        Against
       on 1 or more occasions, in France or abroad,
       by issuance with cancellation of preferential
       subscription rights, Company's shares or any
       securities giving access to the capital the
       maximum nominal amount of capital increases
       to be carried out under this delegation of
       authority shall not exceed EUR 5,000,000.00,
       the nominal amount of debt securities issued
       shall not exceed EUR 300,000,000.00 to take
       all necessary measures and accomplish all necessary
       formalities; [Authority is given for 26 month
       period], shareholders meeting cancels effective
       immediately for the unused portion thereof,
       the authority granted by Resolution 10 of the
       combined shareholders meeting of 06 JUL 2008

E.8    Approve the overall nominal amount pertaining             Mgmt          For                            For
       to: the capital increases to be carried out
       with the use of the delegations given by the
       aforementioned Resolutions shall not exceed
       EUR 5,000,000.00 the issues of debt securities
       to be carried out with the use of the delegation
       given by the aforementioned resolutions shall
       not exceed EUR 300,000,000.00

E.9    Authorize the Board of Directors to decide [for           Mgmt          Against                        Against
       each 1 of the issues carried out accordingly
       with Resolution 6 and 7] to increase the number
       of securities to be issued in the event of
       a capital increase [within the limit of the
       over all ceiling as specified in Resolution
       8] with or without preferential subscription
       right of shareholders, at the same price as
       the initial issue within 30 days of its closing
       of the subscription period and up to a maximum
       of 15% of the initial issue

E.10   Authorize the Board of Directors to issue Company's       Mgmt          For                            For
       equity securities or securities giving access
       to the Company's share capital, in consideration
       for securities tendered in a public exchange
       offer initiated by the Company and in consideration
       for the contributions in kind granted to the
       Company ceiling of the maximum nominal amount
       of capital increases to be carried out under
       this delegation of authority shall not exceed
       10% of the Company's share capital, the shareholders
       meeting decide to cancel the shareholders'
       preferential subscription rights in favor of
       the holders of these securities, to take all
       necessary measures and accomplish all necessary
       formalities; [Authority is given for 26 month
       period] and approve to cancel, effective immediately
       for the unused portion thereof, the authority
       granted by Resolution Nr 13 of the combined
       meeting of 06 JUL 2007

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in 1 or more occasions,
       and at its sole discretion, by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by Law and under the by Laws by issuing bonus
       shares or raising the par value of existing
       shares, or by a combination of these methods,
       the overall amount of share capital increases
       to be carried out by the virtue of this delegation
       of authority shall not exceed the amount of
       the existing reserves, premiums of profit accounts
       during the capital increase; [Authority is
       given for 26 month period], and approve to
       cancel, effective immediately for the unused
       portion thereof, the authority granted by Resolution
       Nr 14 of the combined meeting of 06 JUL 2006

E.12   Authorize the Board of Directors to proceed               Mgmt          Against                        Against
       with in the event of a public offer, to the
       issue warrants giving the right subscription
       for 1 or several shares of the Company [the
       BSA in French] and to their free allocation
       to all Company's shareholders having this quality,
       terms and conditions to exercise the warrants
       to subscribe to shares, maximum funds invested
       in completion of these capital increases EUR
       8,200,000.00 [Authority is given for 18 month],
       approve to cancel the shareholders' preferential
       subscription rights in favor of the holders
       of the BSA

E.13   Authorize the Board of Directors, to increase             Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion in favor of employees
       of the Company who are members of a Company
       savings plan; [Authority is given for 26-month];
       nominal amount shall not be exceed EUR 12,000.00
       approve to cancel the shareholders' preferential
       subscription rights in favor of the beneficiary
       aforementioned, to the Board of Directors to
       take all necessary measures and accomplish
       all necessary formalities

E.14   Grant full powers to the bearer of a copy or              Mgmt          For                            For
       an extract of the minutes of this meeting in
       order to accomplish all formalities, filings
       and registrations prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 SOL MELIA S A                                                                               Agenda Number:  701948929
--------------------------------------------------------------------------------------------------------------------------
        Security:  E89049154
    Meeting Type:  MIX
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  ES0176252718
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       03 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, [balance sheet,              Mgmt          For                            For
       profit and loss account and the annual report]
       and Management report for Sol Melia S.A and
       the annual accounts and Management report for
       the consolidated group for the FYE 31 DEC 2008

2.     Approve the application of profits for FY 2008            Mgmt          For                            For

3.     Approve the Management of the Board of Directors          Mgmt          For                            For
       during the 2008

4.     Appoint the External Accounts Auditor                     Mgmt          For                            For

5.     Authorize the Board of Directors to agree a               Mgmt          For                            For
       capital increase in accordance with Article
       153 1 b) of Company Law, and approve the delegation
       to the Board of Directors the exclusion of
       the right to preferred subscription, as established
       in Article 159.2 of the same Law, thus annulling
       the authorization agreed upon at the AGM held
       on 03 JUN 2008

6.     Authorize the Board of Directors to issue fixed           Mgmt          For                            For
       rate securities, convertible and/or exchangeable
       for shares in the Company within a period of
       5 years from the agreement reached by the meeting,
       approve to determine the conditions and means
       of conversion and/or exchange, with facultative
       powers to exclude the right to preferential
       subscription for shareholders and bondholders,
       to guarantee the issue by subsidiary Companies
       and to increase capital by the amount required,
       thus annulling the authorisation agreed upon
       at the AGM held on 03 JUN 2008

7.     Authorize the Board of Directors for the acquisition      Mgmt          For                            For
       of shares in SOL MELIA S.A., directly or through
       controlled Companies, within 18 months from
       the date of the agreement reached by the Meeting
       and ratify the acquisitions made since the
       last AGM, annulling, with respect to the part
       as yet unused, the authorization agreed upon
       at the AGM held on 03 JUN 2008

8.     Ratify the appointment by Cooptation of Amparo            Mgmt          For                            For
       Moraleda Mart nez to the Board of Directors
       as an Independent Director, effected by the
       Board of Directors of SOL MELIA S.A. in session
       on 10 FEB 2009, after proposal by the remuneration
       and appointments committee and in substitution
       of the vacancy created by the resignation of
       JOSE JOAQUIN PUIG DE LA BELLACASA

9.     Ratify the appointment by Cooptation of Juan              Mgmt          For                            For
       Arena de la Mora to the Board of Directors
       as an Independent Director, effected by the
       Board of Directors of SOL MELIA S.A. in session
       on 31 MAR 2009, after proposal by the remuneration
       and appointments committee and in substitution
       of the vacancy created by the resignation of
       AILEMLOS

10.    Approve the merger balance sheet as of 31 DEC             Mgmt          For                            For
       2008, as foreseen in Article 239 of Company
       law and verified by the Company Auditor

11.    Approve the merger project of 31 MAR 2009 prepared        Mgmt          For                            For
       jointly by the Company Board of Directors,
       as the absorbing Company, and the Administrative
       bodies of the respective Companies to be absorbed

12.    Approve the merger by absorption of HOTEL BELLVER         Mgmt          For                            For
       S.A. (Sole Shareholder Company), DOCK TELEMARKETING
       S.A., (Sole Shareholder Company), PARQUE SAN
       ANTONIO S.A. (Sole Shareholder Company), LIFESTAR
       HOTELES ESPA A S.L. (Sole Shareholder Company),
       ALCAJAN XXI, S.L. (Sole Shareholder Company),
       APARTAMENTOS MADRID NORTE S.L. (Sole Shareholder
       Company), CREDIT CONTROL RIESGOS S.L. (Sole
       Shareholder Company) ,SOL MELIA TRAVEL S.A.
       (Sole Shareholder Company) , y PLAYA SALINAS
       S.A. (Sole Shareholder Company), with the consequent
       winding up of the absorbed Companies and the
       transfer in block of all of its assets and
       liabilities to SOL MELIA, S.A

13.    Amend the item 1 of Article 33 ['Appointments             Mgmt          For                            For
       to the Board of Directors'] of Company Bylaws
       to insert an age preference and eliminate the
       reference to the need for the two Vice Chairmen
       to be referred to jointly as Co-Vice Chairmen
       and exercise identical powers

14.    Approve the delegation of powers to develop,              Mgmt          For                            For
       formalize, make good and execute the agreements
       adopted by the AGM

15.    Approve the minutes of the AGM                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SOLAR A/S                                                                                   Agenda Number:  701877005
--------------------------------------------------------------------------------------------------------------------------
        Security:  K90472117
    Meeting Type:  AGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  DK0010274844
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

1.     Approve the annual report 2008                            Mgmt          For                            For

2.     Approve the appropriation of profit or payment            Mgmt          For                            For
       of losses with reference to the approved annual
       report, the profit for the year of DKK 31.0m
       is distributed as follows: dividend DKK 13.5m
       and retained earnings DKK 17.5m

3.1    Grant authority to acquire up to a total of               Mgmt          For                            For
       10% of the share capital as treasury shares
       for the period until the next AGM and at a
       price equivalent of the most recent share price
       +/- 10%

3.2    Grant authority to increase the share capital             Mgmt          For                            For
       once or several times by the new issue of B
       shares of up to DKK 63,820,000; this increase
       may be effected by cash payment or in another
       way and without pre-emption rights for the
       Company's shareholders if the share capital
       increase is effected at market price; [Authority
       expires on 17 APR 2012]

3.3    Amend the Article 4(2) of the Articles of Association,    Mgmt          For                            For
       stating that the Company's register of shareholders
       is kept by the external partner VP Investor
       Services A/S [VP Services A/S], Weidekampsgade
       14, DK-2300 Kobenhavn S

3.4    Approve to change the name 'the Copenhagen Stock          Mgmt          For                            For
       Exchange' to 'NASDAQ OMX Copenhagen' in Section
       4(2) of the Articles of Association

3.5    Approve the overall guidelines for incentive              Mgmt          For                            For
       programmes for the Solar A/S Executive Board,
       prepared under Section 69b of the Danish Public
       Companies Act; the approval will be inserted
       at the end of Article 15 in the Articles of
       Association

3.6    Grant authority to make a decision on the distribution    Mgmt          For                            For
       of extraordinary dividend under the provisions
       of the Danish Public Companies Act

3.7    Authorize the Chairman to notify the Danish               Mgmt          For                            For
       Commerce and Companies Agency of matters adopted
       at the AGM and to make such changes to the
       adopted matters as conditioned by the Danish
       Commerce and Companies Agency in order to make
       the registration

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       re-elect Messrs. Jens Borum, Peter Falkenham,
       Kent Arentoft, Niels Borum and Remy Cramer
       and elect Mr. Jens Peter Toft as Members of
       the Supervisory Board

5.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SOLARWORLD AG, BONN                                                                         Agenda Number:  701888870
--------------------------------------------------------------------------------------------------------------------------
        Security:  D7045Y103
    Meeting Type:  AGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  DE0005108401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 29 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the Group financial
       statements and annual report, and the report
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 76,864,643.50 as follows: payment
       of a dividend of EUR 0.15 per share EUR 60,106,643.50
       shall be allocated to the revenue reserves
       ex-dividend and payable date: 22 MAY 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2009 FY: BDO              Mgmt          For                            For
       Deutsche Warentreuhand AG, Bonn

6.     Approval of an amendment to the Profit Transfer           Mgmt          For                            For
       Agreement with the Company's wholly owned subsidiary
       Deutsche Cell GmbH

7.     Approval of an amendment to the Profit Transfer           Mgmt          For                            For
       Agreement with the Company's wholly owned subsidiary
       Solar Factory GmbH

8.     Approval of an amendment to the Profit Transfer           Mgmt          For                            For
       Agreement with the Company's wholly owned subsidiary
       SolarWorld Innovations GmbH

9.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 15% from the market price,
       on or before 20 NOV 2010, the Board of Managing
       Directors shall be authorized to retire the
       shares or to use the shares for acquisition
       purposes

10.    Resolution on the capping of the remuneration             Mgmt          For                            For
       for the Board of Managing Directors no Managing
       Director shall receive remuneration in excess
       of twenty times the average income within the
       SolarWorld Group of Companies

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SONAE INDUSTRIA SGPS SA                                                                     Agenda Number:  701861064
--------------------------------------------------------------------------------------------------------------------------
        Security:  X8308P126
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  PTS3P0AM0017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's individual and consolidated         Mgmt          No Action
       annual report and accounts, concerning the
       FY 2008

2.     Approve the appropriation of the 2008 profit              Mgmt          No Action

3.     Approve to assess the Management and Audit of             Mgmt          No Action
       the Company

4.     Appoint the Statutory Bodies and remuneration             Mgmt          No Action
       Committee for a new term

5.     Appoint the Company's Statutory External Auditor          Mgmt          No Action
       for a new term

6.     Approve the remunerations policy to be implemented        Mgmt          No Action
       by the Remuneration Committee

7.     Approve the remunerations of the Members of               Mgmt          No Action
       the Remuneration Committee

8.     Approve the acquisition and sale of own shares            Mgmt          No Action
       up to the limit of 10 permitted by Portuguese
       Company Law

9.     Approve the acquisition and sale of bonds issued          Mgmt          No Action
       by the Company up to the limit of 10 permitted
       by Portuguese Company Law

10.    Approve the acquisition and/or holding of shares          Mgmt          No Action
       of the Company by affiliated Companies

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No Action
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       14 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF SECOND CALL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SONAECOM SGPS SA                                                                            Agenda Number:  701848371
--------------------------------------------------------------------------------------------------------------------------
        Security:  X8250N111
    Meeting Type:  AGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  PTSNC0AM0006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's annual report and the               Mgmt          No Action
       individual and consolidated accounts for the
       YE 31 DEC 2008

2.     Approve to decide on the proposed appropriation           Mgmt          No Action
       of the net results for YE 31 DEC 2008

3.     Approve to assess the Management and Audit of             Mgmt          No Action
       the Company

4.     Approve to decide on an amendment to paragraph            Mgmt          No Action
       1 of Article 23 and paragraphs 4, 5, 6[c],
       7 and 8 of Article 25 of the Company's Articles
       of Association

5.     Grant authority for the purchase and sale of              Mgmt          No Action
       own shares up to the limit of 10%, permitted
       by Portuguese Company Law

6.     Grant authority for both purchasing or holding            Mgmt          No Action
       of shares of the Company by affiliated Companies,
       under the terms of Article 325-B of Portuguese
       Company Law




--------------------------------------------------------------------------------------------------------------------------
 SONIC HEALTHCARE LIMITED                                                                    Agenda Number:  701737530
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8563C107
    Meeting Type:  AGM
    Meeting Date:  20-Nov-2008
          Ticker:
            ISIN:  AU000000SHL7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive and consider the financial report              Non-Voting    No vote
       of the Company, the Directors' report and the
       Auditor's report for the FYE 30 JUN 2008

1.     Re-elect Mr. Peter Campbell as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Article 71 of the Company's Constitution

2.     Re-elect Mr. Lou Panaccio as a Director of the            Mgmt          For                            For
       Company, who retires in accordance with Article
       71 of the Company's Constitution

3.     Re-elect Mr. Chris Wilks as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with Article
       71 of the Company's Constitution

4.     Adopt the remuneration report for the FYE 30              Mgmt          Against                        Against
       JUN 2008

5.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.4 to the issue by the Company on 10 OCT of
       4,939,366 ordinary shares to the underwriter
       of the Dividend Reinvestment Plan of the Company
       [DRP] in relation to the 2008 final dividend
       of the Company

6.     Approve, for the purposes of ASX Listing Rule             Mgmt          Against                        Against
       7.2 and all other purposes, the issue of options,
       and shares following the valid exercise of
       such options, under and in accordance with
       the terms of the Sonic Healthcare Limited Employee
       Option Plan

7.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 and all other purposes, the issue to,
       and the acquisition by Dr. Colin Goldschmidt
       of 1,750,000 options under the Sonic Health
       Care Limited Employee Option Plan and subsequently
       up to 1,750,000 ordinary shares in the Company
       following the valid exercise of any such options
       subject to the terms and conditions as specified

8.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 and all other purposes, the issue to,
       and the acquisition by Mr. Chris Wilks of 875,000
       options under the Sonic Health Care Limited
       Employee Option Plan and subsequently up to
       875,000 ordinary shares in the Company following
       the valid exercise of any such options subject
       to the terms and conditions as specified




--------------------------------------------------------------------------------------------------------------------------
 SOPRA GROUP, PARIS                                                                          Agenda Number:  701878449
--------------------------------------------------------------------------------------------------------------------------
        Security:  F20906115
    Meeting Type:  OGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  FR0000050809
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

1.     Approve the reports of the Board of Directors,            Mgmt          For                            For
       Chairman of Board of Directors and the Auditors,
       the Company's financial statements for the
       YE 31 DEC 2008, as presented showing earnings
       for the FY of EUR 37,058,468.29, accordingly,
       grant permanent discharge to the Members of
       Board of Directors for the performance of their
       duties during the said FY; the expenses and
       charges that were not tax deductible of EUR
       230,316.00 with a corresponding tax of EUR
       79,298.00

2.     Approve the report of the Auditors, the consolidated      Mgmt          For                            For
       financial statements for the said FY, in the
       form presented to the meeting showing consolidated
       net earnings group share of EUR 58,197,823.00

3.     Approve the distributable income of EUR 37,062,015.79,    Mgmt          For                            For
       income for the FY: EUR 37,058,468.29, retained
       earnings: EUR 3,547.50, total: EUR 37,062,015.79,
       the shareholders' meeting takes note that the
       consolidated net earnings group share amount
       to EUR 58,197,823.00 and decides to allocate
       the distributable income as follows: legal
       reserve: EUR 13,384.00, dividend: EUR 19,313,235.15,
       optional reserve: EUR 17,735,396.64, total:
       EUR 37,062,015.79, the legal reserve will be
       of EUR 4,681,996.40 i.e., 10% of the share
       capital, the shareholders will receive a net
       dividend of EUR 1.65 per share and will entitle
       to the 40% deduction provided by the French
       General Tax Code, this dividend will be paid
       on 22 MAY 2009, as required by Law

4.     Approve the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by the Articles L.225-38
       Et Seq. of the French Commercial Code, the
       said report and the agreements referred to
       there in

5.     Approve to award total annual fees of EUR 135,000.00      Mgmt          For                            For
       to the Members of the Board of Directors

6.     Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 50.00, maximum number of
       shares to be acquired: 5% of the share capital,
       i.e. 585,250 shares, maximum funds invested
       in the share buybacks: EUR 29,262,500.00; [Authority
       expires at the end of 18-month period]; and
       to take all necessary measures and accomplish
       all necessary formalities

7.     Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 SORIN SPA, MILANO                                                                           Agenda Number:  701776796
--------------------------------------------------------------------------------------------------------------------------
        Security:  T8782F102
    Meeting Type:  OGM
    Meeting Date:  29-Dec-2008
          Ticker:
            ISIN:  IT0003544431
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 DEC 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the appointment and emoluments of the             Mgmt          No Action
       Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 SORIN SPA, MILANO                                                                           Agenda Number:  701868652
--------------------------------------------------------------------------------------------------------------------------
        Security:  T8782F102
    Meeting Type:  OGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  IT0003544431
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2008            Mgmt          No Action
       and the Management report, any adjournment
       thereof

2.     Approve the termination of power of the Director,         Mgmt          No Action
       any adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 SOS CUETARA SA                                                                              Agenda Number:  702019325
--------------------------------------------------------------------------------------------------------------------------
        Security:  E6505G148
    Meeting Type:  OGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  ES0110047919
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 581229 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Examination and approval, if applicable, of               Mgmt          Abstain                        Against
       the Balance Sheet, Profit and Loss Statement
       and Notes of the Company and of the consolidated
       group for the FYE on 31 DEC 2008

2.     Authorization to acquire Company's own shares             Mgmt          For                            For

3.     Capital Increase                                          Mgmt          For                            For

4.     Amend Article 2,12,20,28,30,32,33 and 43 of               Mgmt          Against                        Against
       social Bylaws

5.     Ratify/name councils                                      Mgmt          For                            For

6.     Naming Auditor                                            Mgmt          For                            For

7.     Approve the Social Management                             Mgmt          For                            For

8.     Delegate the powers to formalize and execute              Mgmt          For                            For
       all resolutions adopted by the shareholders
       at the general shareholders meeting, for conversion
       thereof into a public instrument, and for interpretation,
       correction and supplementation thereof or further
       elaboration thereon until the required registrations
       are made

9.     Exercise of the social action of responsibility           Mgmt          Abstain                        Against
       against all the Members of the Board of Directors
       who on 27 FEB 2009 adopted the agreement to
       grant a lending to PAHES MANAGERIAL DEVELOPMENT
       S.L.

10.    Modification of the Article 23 of the Company's           Mgmt          For                            For
       Bylaws

11.    Examination and approval, if applicable, the              Mgmt          For                            For
       remuneration of the members of the Board of
       Directors

12.    Examination and approval, if applicable, Mr.              Mgmt          Abstain                        Against
       Jose Manuel Muriel Jimenez' s annual remuneration




--------------------------------------------------------------------------------------------------------------------------
 SOUTHERN CROSS HEALTHCARE GROUP PLC, DARLINGTON                                             Agenda Number:  701800927
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8291V105
    Meeting Type:  AGM
    Meeting Date:  16-Feb-2009
          Ticker:
            ISIN:  GB00B14RYC39
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and annual               Mgmt          For                            For
       accounts for 2008

2.     Re-elect Mr. Christopher Fisher as a Director             Mgmt          For                            For

3.     Re-elect Ms. Sally Morgan as a Director                   Mgmt          For                            For

4.     Re-elect Mr. Richard Midmer as a Director                 Mgmt          For                            For

5.     Re-elect Ms. Kamma Foulkes as a Director                  Mgmt          For                            For

6.     Re-elect Mr. Jamie Buchan as a Director                   Mgmt          For                            For

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Company's Auditors

8.     Approve the Directors' remuneration report                Mgmt          For                            For

9.     Grant authority pursuant to Section 366 of the            Mgmt          For                            For
       Companies Act 2006

10.    Approve to renew the Directors' authority to              Mgmt          For                            For
       allot relevant securities

11.    Approve the Group Chief Executive Share Option            Mgmt          For                            For
       Agreement

12.    Approve the Group Finance Director Share Option           Mgmt          For                            For
       Agreement

13.    Approve the Sharesave Plan                                Mgmt          For                            For

S.14   Approve to renew the Directors' authority to              Mgmt          For                            For
       disapply pre-emption rights

S.15   Authorize the Directors to purchase the Company's         Mgmt          For                            For
       own shares

S.16   Approve to reduce the notice period for general           Mgmt          Against                        Against
       meetings

S.17   Adopt the new Articles of Association                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SP AUSNET                                                                                   Agenda Number:  701642666
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8604X102
    Meeting Type:  AGM
    Meeting Date:  17-Jul-2008
          Ticker:
            ISIN:  AU000000SPN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       COMPANIES AND TRUST. THANK YOU.

1.     Receive the SP AusNet's financial statements              Non-Voting    No vote
       and the reports of the Directors and the Auditors
       for the YE 31 MAR 2008

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       COMPANIES ONLY. THANK YOU.

2.A    Re-elect Professor Jeremy Davis, who retires              Mgmt          For                            For
       by rotation

2.B    Re-elect Mr. Ian Renard, who retires by rotation          Mgmt          For                            For

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       MAR 2008

4.     Amend, for the purposes of Section 208 of the             Mgmt          For                            For
       Corporation Act and for all other purposes,
       the Management Services Agreement between the
       Companies and SPI Management Services Pty Limited
       ['SPIMS'] as specified, and approve to give
       any financial benefits to SPIMS which may arise
       in accordance with such amendments

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       COMPANIES AND TRUST. THANK YOU.

S.5    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.1, ASIC Class Order 05/26 and for all other
       purposes, SP AusNet and the Directors of the
       Companies and SP Australia Networks [RE] Limited,
       as responsible entity of the Trust, be given
       authority to issue Stapled Securities to an
       underwriter or persons procured by an underwriter
       within a period of 24 months from the date
       of the meetings in connection under a distribution
       reinvestment plan

6.     Approve, for the purposes of Singapore Law,               Mgmt          For                            For
       SP AusNet and the Directors of the Companies
       and SP Australia Networks [RE] Limited, as
       responsible entity of the Trust, be given authority
       to issue new Stapled Securities in the circumstances
       and on the terms and conditions as specified

       PLEASE NOTE THAT THE BELOW RESOLUTION IS FOR              Non-Voting    No vote
       TRUST ONLY. THANK YOU.

S.7    Amend the Trust Constitution in accordance with           Mgmt          For                            For
       the provisions of the supplemental deed poil
       annexed as annexure A, tabled at the meetings
       and initialled by the Chairman for the purposes
       of identification; and authorize the SP Australia
       Networks [RE] Limited, as responsible entity
       of the Trust to execute the supplemental deed
       poil and lodge it with ASIC to give effect
       to the amendments to the Trust Constitution




--------------------------------------------------------------------------------------------------------------------------
 SPAREBANK 1 SMN, TRONDHEIM                                                                  Agenda Number:  701801741
--------------------------------------------------------------------------------------------------------------------------
        Security:  R82401101
    Meeting Type:  OGM
    Meeting Date:  04-Feb-2009
          Ticker:
            ISIN:  NO0006390301
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect 4 Members for 4 years and approve the               Mgmt          Abstain                        Against
       supplementary election of 2 Alternate Members

2.     Elect 2 Members and 2 Alternate Members for               Mgmt          Abstain                        Against
       to the Committee of Representatives for 2 years




--------------------------------------------------------------------------------------------------------------------------
 SPAREBANK 1 SR-BANK, STAVANGER                                                              Agenda Number:  701813683
--------------------------------------------------------------------------------------------------------------------------
        Security:  R83263104
    Meeting Type:  AGM
    Meeting Date:  18-Feb-2009
          Ticker:
            ISIN:  NO0006000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect 4 representatives and 2 Deputy representatives      Mgmt          Abstain                        Against
       to the Supervisory Board for a period of 4
       years




--------------------------------------------------------------------------------------------------------------------------
 SPECTRIS PLC, EGHAM SURREY                                                                  Agenda Number:  701862066
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8338K104
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  GB0003308607
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors for the YE 31 DEC
       2008

2.     Approve the Directors' remuneration report,               Mgmt          For                            For
       as specified in the 2008 report and the accounts,
       for the YE 31 DEC 2008

3.     Declare a final dividend of 17.0p for the YE              Mgmt          For                            For
       31 DEC 2008, payable on 26 JUN 2009 to those
       shareholders on the register at the close of
       business on 05 JUN 2009

4.     Re-elect Mr. J. E. O'Higgins as a Director,               Mgmt          For                            For
       who retires under the terms of the Articles
       of Association

5.     Re-elect Mr. J. A. Warren as a Director, who              Mgmt          For                            For
       retires under the terms of the Articles of
       Association

6.     Re-appoint KPMG Audit PLC as the Auditors of              Mgmt          For                            For
       the Company

7.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

8.     Authorize the Directors of the Company, in substitution   Mgmt          For                            For
       for all existing authorities to the extent
       unused and for the purposes of Section 80 of
       the Companies Act 1985, to allot relevant securities
       [Section 80(2) of the said Act] up to an aggregate
       nominal amount of GBP 2,083,000 [Authority
       expires on 18 MAY 2010] [the Directors may
       allot relevant securities in pursuance of any
       such offer or agreement as if the authority
       conferred had not expired and in this resolution
       the expression 'relevant securities' and referred
       to the allotment of relevant securities shall
       bear the same respective meanings as in Section
       80 of the Companies Act 1985]

S.9    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 8 and pursuant to Section 95(1)
       of the Act 1985, to allot equity securities
       [Section 94 of the Companies Act 1985] for
       cash pursuant to the authority conferred by
       Resolution 8, Section 89(1) of the said Act
       did not apply to any such allotment; and sell
       relevant shares [Section 94(5) of the said
       Act] in the Company if, immediately before
       the sale such shares are held by the Company
       as treasury shares [Section 162A(3) of the
       said Act] ['treasury shares'] for cash [Section
       162D(2) of the said Act], as if Section 89(1)
       of the said Act, provided that such power shall
       be limited to the allotment of equity securities
       and the sale of treasury shares: i) in connection
       with a rights issue in favor of ordinary shareholders;
       ii) up to an aggregate nominal amount of GBP
       312,500; [Authority expires on 18 MAY 2010];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Authorize the Company, pursuant to Article 5              Mgmt          For                            For
       of the Company's Articles of Association, for
       the purpose of Section 166 of the Companies
       Act 1985, to make one or more market purchases
       [Section 163(3) of the Companies Act 1985]
       of up to 12,500,000 ordinary shares [10% of
       the issued share capital of the Company at
       23 MAR 2009] of 5p each in the capital of the
       Company and where such shares are held as treasury
       shares, the Company may use them for the purposes
       of its Employee Share Schemes, at a minimum
       price of 5p and up to 105% of the average middle
       market quotations for such shares derived from
       the Daily Official List of the London Stock
       Exchange Plc, for the 5 business days; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2010 or 19 AUG 2010 which
       ever is the earlier]; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.11   Adopt the new Articles of Association of the              Mgmt          Against                        Against
       Company as submitted to the meeting and signed
       by the Chairman for the purposes of identification,
       the Articles of Association of the Company

S.12   Approve the period of notice required for general         Mgmt          Against                        Against
       meetings of the Company [other than AGM] shall
       not be less than 14 clear day's notice




--------------------------------------------------------------------------------------------------------------------------
 SPEEDY HIRE PLC, NEWTON-LE-WILLOWS MERSEYSIDE                                               Agenda Number:  701989557
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0175D103
    Meeting Type:  EGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  GB0000163088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the share capital of the Company increased      Mgmt          For                            For
       from GBP 3 million to GBP 35 million by the
       creation of 640,000,000 new ordinary shares,
       of 5p each subject to the rights and restrictions
       set out in the Company's Memorandum and Articles
       of Association

2.     Authorize the Directors of the Company [the               Mgmt          For                            For
       "Directors"], subject to passing of the Resolution
       1 in this notice of EGM pursuant to Section
       80 of the Companies Act 1985 [the "Act"] [in
       addition to any existing authority given to
       the Directors pursuant to Section 80 of the
       Act] to exercise all powers of the Company
       to allot relevant securities [as specified
       in Section 80(2) of the Act] of the Company
       up to a maximum aggregate nominal amount of,
       GBP 23 million in connection with the rights
       issue [as specified in the prospectus published
       by the Company on 01 JUN 2009]; [Authority
       expires at the conclusion of the next AGM of
       the Company to be held in 2009] save that the
       Company may before, such expiry make any, offer
       or agreement which, would or might require
       relevant securities to be allotted after the
       expiry of such authority, and the Directors
       may allot securities in pursuance of such offer
       or agreement as if the authority conferred
       by this resolution had not expired

S.3    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the Resolutions 1 and 2 in this notice of
       EGM pursuant to Section 95 of the Act [in addition
       to any existing power given to the Directors
       pursuant to Section 95 of the Act] to allot
       equity securities [as specified in Section
       94 of the Act for cash pursuant to the general
       authority conferred by the Resolution 2 in
       this notice of EGM as if Section 89(1) of the
       Act did not apply to such allotment, subject
       to such exclusion or other arrangements as
       the Directors may deem necessary or expedient
       to deal with fractional entitlements or legal
       or practical problems arising under the laws
       of any overseas territory o the. requirements
       of any regulatory body or stock exchange; [Authority
       expires at the conclusion of the next AGM of
       the Company to be held in 2009] save that the
       Company may before such expiry make any offer
       or agreement which would or might require equity
       securities to be allotted after the expiry,
       of such power and the directors may allot equity
       securities, in pursuance of any such offer
       or agreement as if the power conferred by this
       resolution had not expired

4.     Authorize the Directors subject to the passing            Mgmt          For                            For
       of the Resolutions 1, 2 and 3 in this notice
       of EGM to adopt the amendments to the Speedy
       Hire 2004 Performance Share Plan as shown in
       the marked-up version of the rules of the Speedy
       Hire 2004 Performance Share Plan which has
       been produced to the EGM and initialed by the
       Chairman for the purposes of identification
       only and as summarized in Paragraph 13 or Part
       I of the prospectus published by the Company
       on 01 JUN 2009




--------------------------------------------------------------------------------------------------------------------------
 SPERIAN PROTECTION, VILLEPINTE                                                              Agenda Number:  701872877
--------------------------------------------------------------------------------------------------------------------------
        Security:  F0635W106
    Meeting Type:  MIX
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  FR0000060899
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

O.1    Approve the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, the consolidated financial
       statements for the FYE 31 DEC 2008, in the
       form presented to the meeting, showing profits
       of EUR 48,048,000.00

O.2    Approve the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman and the Auditors, the Company's
       financial statements for the YE 31 DEC 2008,
       as presented, showing profits of EUR 18,751,624.54

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 18,751,624.54, prior retained
       earnings: EUR 137,150,061.98, distributable
       income: EUR 155,901,686.52, global dividend:
       EUR 9,186,027.60, the balance of EUR 146,715,658.92
       allocated to the retained earnings account
       the shareholders will receive a net dividend
       of EUR 1.20 per share, and will entitle to
       the 40 % deduction provided by the French General
       Tax Code, this dividend will be paid on 09
       JUL 2009; in the event that the Company holds
       some of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account;
       as required by law; it is reminded that, for
       the last 3 financial years, the dividends paid,
       were as follows: EUR 0.90 for FY 2005 for FY
       2005 EUR 1.05 for FY 2006 EUR 1.50 for FY 2007

O.4    Approve to award total annual fees of EUR 240,000.00      Mgmt          For                            For
       to the Directors

O.5    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Articles L. 225-38 et
       sequence of the French Commercial Code, acknowledge:
       the renewal of the agreements which remained
       in force during the FY and previously authorize
       the Board of Directors, and in accordance with
       Article L. 225-42-1 of the French Commercial
       Code, the renewal of the previous agreements
       which remain in force related to the remuneration,
       indemnities and advantages of Mr. Henri-Dominique
       Petit in the event of his term of office put
       to an end by the Company, subject to the completion
       of his performance goals

O.6    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Articles L. 225-38 et
       sequence of the French Commercial Code, said
       report and the agreements referred to therein
       previously authorize the Board of Directors
       on 03 MAR 2009, concerning the remuneration,
       indemnities and advantages of Mr. Henri-Dominique
       Petit, in accordance with Article L. 225-42-1
       of the French Commercial Code, in the event
       of his term of office put to an end by the
       Company, and subject to the completion of his
       performance goals

O.7    Approve special report of the Auditors on agreements      Mgmt          For                            For
       Governed by Articles L. 225-38 et sequence
       of the French Commercial Code, said report
       and the agreements referred to therein previously
       authorize by the Board of Directors on 03 MAR
       2009 as follows: the agreement regarding the
       commitments taken with the Chief Executive
       Officer related to the non-compete Clause,
       the agreement, in accordance with Article L.
       225-42-1 of the French Commercial Code, related
       to the remuneration, indemnities and advantages
       of Mr. Brice De La Morandiere, Chief Executive
       Officer, in the event of his term of office
       put to an end by the Company, subject to the
       completion of his performance goals

O.8    Approve to renews the appointment of Mr. Philippe         Mgmt          For                            For
       Alfro as a Member of the Board of Director
       for a 3-year period

O.9    Approve to renews the appointment of Mr. Patrice          Mgmt          For                            For
       Hoppenot as a Member of the Board of Director
       for a 3-year period

O.10   Approve to renews the appointment of Mr. Gunther          Mgmt          For                            For
       Mauerhofer as a Member of the Board of Director
       for a 3-year period

O.11   Appoint Mr. Brice De La Morandiere as a Director          Mgmt          For                            For
       for a 3-year period

O.12   Authorize the Board of Directors to trade, by             Mgmt          Against                        Against
       all means, in the Company's shares on the stock
       market, subject to the conditions described
       below: maximum purchase price: EUR 90.00, maximum
       number of shares to be acquired: 5% of the
       share capital, maximum funds invested in the
       share buybacks: EUR 68,895,207.00; [Authority
       expires for an 18-month period] the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

O.13   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

E.14   Authorize the Board of Directors, to reduce               Mgmt          For                            For
       the share capital, on one or more occasions,
       by cancelling all or part of the shares held
       by the Company in connection with a Stock Repurchase
       Plan, up to a maximum of 10 % of the share
       capital over a 24-month period; to charge the
       difference between the repurchase price of
       cancelled shares and their nominal value against
       the premiums and the available reserves the
       shareholders' meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities;
       [Authority expires for an 18-month period];
       this authorization supersedes the one granted
       by the shareholders' meeting of 19 MAY 2008

E.15   Authorize the Board of Directors, to increase             Mgmt          Against                        Against
       on one or more occasions, in France or abroad,
       the share capital, by issuance, with the shareholders'
       preferred subscription rights maintained, of
       ordinary shares and all securities giving access
       to the share capital; the maximal nominal amount
       of capital increases to be carried out under
       this delegation of authority shall not exceed
       EUR 15,000,000.00 the nominal amount of debt
       securities issued shall not exceed EUR 250,000,000.00;
       the shareholders' meeting authorize the Board
       of Directors to increase the overall value
       of capital increase[s] within the limit of
       15% of the initial issue, in the event of an
       excess demand; the shareholders' meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities; [authority expires for an 26-month
       period] this delegation of powers supersedes
       any and all earlier delegation to the same
       effect

E.16   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       on one or more occasion, in France or abroad,
       the share capital, by issuance, with cancellation
       of the shareholders' preferred subscription
       rights, of ordinary shares and all securities
       giving access to the share capital; the maximal
       nominal amount of capital increases to be carried
       out under this delegation of authority shall
       not exceed EUR 15,000,000.00; the nominal amount
       of debt securities issued shall not exceed
       EUR 250,000,000.00; to increase the overall
       value of capital increase[s] within the limit
       of 15% of the initial issue, in the event of
       an excess demand; the shareholders' meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities, [authority expires
       for 26-month period], this delegation of powers
       supersedes any and all earlier delegations
       to the same effect

E.17   Authorize the Board of Directors all powers               Mgmt          For                            For
       in order to increase the share capital, in
       one or more occasions, by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       By Law and under the By Laws, by issuing bonus
       shares or raising the par value of existing
       shares; the maximum nominal amount of capital
       increase[s] carried out under this present
       delegation shall be equal to the maximum global
       amount of reserves, profits, and, or premiums
       or other means which may be capitalized; [Authority
       expires for 26-months period] the shareholders
       meeting delegates all powers the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.18   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital, up to 10% of the share capital,
       by way of issuing ordinary shares or securities
       giving access to the capital, in consideration
       for the contributions in kind granted to the
       Company and comprised of capital securities
       or securities giving access to share capital;
       the shareholders' meeting decides to cancel
       the shareholders' preferential subscription
       rights in favour of the shares or securities
       holders, delegates all powers to the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities; [authority
       expires for a 26-month period; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.19   Authorize the Board of Directors all powers               Mgmt          For                            For
       to grant, in one or more transaction, in favour
       of employees or executives holding less than
       10% of the Company's share capital and working
       either in the Company or its French or foreign
       subsidiaries [known here-below as beneficiaries],
       options giving the right either to subscribe
       for new shares in the Company to be issued
       through a share capital increase, or to purchase
       existing shares purchased by the Company, it
       being provided that the options shall not give
       rights to a total number of shares, which shall
       exceed 3% of the share capital; the shareholders'
       meeting decides to cancel the shareholders'
       preferential subscription rights in favour
       of beneficiaries, delegates all powers to the
       Board of Directors to take all necessary formalities;
       [authority expires for 38-month period]; this
       delegation of powers supersedes any and all
       earlier delegations to the same effect

E.20   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on one or more occasions, existing or
       future shares, in favour of the employees of
       the Company or certain categories of them,
       an, or in favour of the executives, and the
       employees and executives of the related Companies
       or economical interest Groups, they may not
       represent more than 3% of the share capital;
       the shareholders' meeting decides to cancel
       the shareholders' referential subscription
       rights in favour of the said beneficiaries;
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       for a 38-month period]

E.21   Approve to decides that the overall number of             Mgmt          For                            For
       shares to be allocated or issued with the use
       of the delegation given by Resolutions 19 and
       20 is set at 3% of the share capital

E.22   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of the members
       of a Company or Group Savings Plan, by issuance
       of shares or securities giving access to the
       Company's share capital; [authority expires
       for 26-month period], and for a nominal amount
       that shall not exceed 3% of the share capital;
       the shareholders' meeting decides to cancel
       the shareholders preferential subscription
       rights in favour of the said beneficiaries;
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities; this delegation
       of powers supersedes any and all earlier delegation
       tot the same effect

E.23   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 SPIR COMMUNICATION SA, AIX EN PROVENCE                                                      Agenda Number:  701907339
--------------------------------------------------------------------------------------------------------------------------
        Security:  F86954165
    Meeting Type:  MIX
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  FR0000131732
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Management report of the Board of Directors               Non-Voting    No vote

       General report of the Statutory Auditors                  Non-Voting    No vote

       Chairman's report on the functioning of the               Non-Voting    No vote
       Board of Directors and internal control procedures
       and report of the Statutory Auditors on the
       said report

       Special Report on stock options                           Non-Voting    No vote

       Miscellaneous                                             Non-Voting    No vote

O.1    Approve the accounts for the FY ended on 31st             Mgmt          For                            For
       DEC 2008, approval of non-deductible charges
       and Grant discharge to the Board Members

O.2    Approve the Distribution of profits for the               Mgmt          For                            For
       2008 FY

O.3    Approve the consolidated accounts of Spir Communication   Mgmt          For                            For
       Group for the FY ended on 31st DEC, 2008

O.4    Receive the Special report of the Statutory               Mgmt          For                            For
       Auditors on the agreements referred to in Article
       L.225-38 of the Commercial Code and approve
       of these agreements

O.5    Approve the Ratification of the appointment               Mgmt          For                            For
       of Mr. Patrick Leleu as a Board Member to replace
       Mr. Philippe Leoni

O.6    Approve the Renew of Mr. Patrick Leleu's mandate          Mgmt          Against                        Against
       as a Board Member for a period of 6 years

O.7    Approve the Renew of Mr. Gerard Becu's mandate            Mgmt          For                            For
       as a Board Member for a period of 6 years

O.8    Approve the Renew of Mr. Francis Cartoux' mandate         Mgmt          Against                        Against
       as a Board Member for a period of 6 years

O.9    Approve the Renew of Mr. Francois-Regis Hutin's           Mgmt          Against                        Against
       mandate as a Board Member for a period of 6
       years

O.10   Approve the Mr. Francois-Xavier Hutin's mandate           Mgmt          Against                        Against
       as a Board Member for a period of 6 years

O.11   Approve the Renewl of Mr. Paul Museux' mandate            Mgmt          Against                        Against
       as a Board Member for a period of 6 years

O.12   Appoint Mr. Georges Coudray as a Board Member             Mgmt          For                            For
       for a period of 6 years

O.13   Appoint Mr. Patrice Hutin as a Board Member               Mgmt          Against                        Against
       for a period of 6 years

O.14   Grant Full powers to the bearer of an original            Mgmt          For                            For
       or extract of this report in order to accomplish
       all legal formalities

       Report on the use of the authorization given              Non-Voting    No vote
       by the Ordinary and Extraordinary General Assembly
       on 20 MAY 2008 to acquire its own shares

       Report to obtain the authorization given by               Non-Voting    No vote
       the Ordinary and Extraordinary General Assembly
       on 20 MAY 2008 to acquire its own shares

E.15   Approve the objectives established under the              Mgmt          For                            For
       authorization given to the General Assembly
       on 20 MAY 2008, have been met, validation of
       the shares buyback

E.16   Authorize for the Board of Directors to purchase          Mgmt          For                            For
       the Company' shares within the limit of 8%
       of the share capital

E.17   Authorize the Board of Directors to allocate              Mgmt          For                            For
       purchase options plans and /or plans for the
       subscription of shares and / or freely allocate
       shares plans

       Partial contribution of assets by Spir Communication      Non-Voting    No vote
       of its business publishing branch to its subsidiary
       owned with 100% Regicom SAS

E.18   Approve the Chairman's report on the draft treaty         Mgmt          For                            For
       of partial transfer of assets

       Report of the Demerger Auditors                           Non-Voting    No vote

E.19   Approve the draft treaty of partial transfer              Mgmt          For                            For
       of assets under which the Company Spir Communication
       would contribute with its business publishing
       branch to the Regicom Company; approval of
       this partial transfer, its assessment and its
       remuneration

E.20   Grant full powers to the bearer of an original            Mgmt          For                            For
       or extract of this report in order to accomplish
       all legal formalities




--------------------------------------------------------------------------------------------------------------------------
 SPIRAX-SARCO ENGINEERING PLC, CHELTENHAM GLOUCESTERSHIRE                                    Agenda Number:  701875467
--------------------------------------------------------------------------------------------------------------------------
        Security:  G83561103
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  GB0008347048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors for the YE 31 DEC
       2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008, as specified

3.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For
       of 23.3p for each ordinary share in the capital
       of the Company

4.     Re-appoint Dr. K. Rajagopal as a Director                 Mgmt          For                            For

5.     Re-appoint Mr. M. E. Gibbin as a Director                 Mgmt          For                            For

6.     Re-appoint Mr. W. H. Whiteley as a Director,              Mgmt          For                            For
       who retires by rotation

7.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company to hold office from the conclusion
       of this meeting until the conclusion of the
       next general meeting at which accounts are
       laid before the Company and authorize the Directors
       to determine their remuneration

8.     Authorize the Directors, subject to and in accordance     Mgmt          For                            For
       with Article 6 of the Company's Articles of
       Association, to allot relevant securities up
       to a maximum nominal amount of GBP 6,336.055;
       [Authority expires the earlier at the conclusion
       of the AGM to be held in 2010 on 11 AUG 2010
       and that all previous authorities under section
       80 of the Companies Act 1985 shall cease to
       have effect]

S.9    Authorize the Directors, subject to and in accordance     Mgmt          For                            For
       with Article 7 of the Company's Articles of
       Association, to allot equity securities for
       cash within Section 94(3A) of the Companies
       Act 1985 as if Section 89(1) of the Act did
       not apply, the authority shall be limited to
       the allotment of equity securities having a
       maximum nominal amount of GBP 965,344; all
       previous authorities under Section 95 of the
       Companies Act 1985 shall cease to have effect;
       [Authority expires the earlier of the conclusion
       of the AGM to be held in 2010 or on 11 AUG
       2010]

10.    Authorize the Directors of the power conferred            Mgmt          For                            For
       upon them by Article 110 of the Company's Articles
       of Association in respect of any dividends
       declared or paid in period up to and including
       the date of the AGM to be held in 2014 or if
       earlier 11 MAY 2014

S.11   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163 of the Companies Act 1985] of
       ordinary shares of 25p each in the capital
       of the Company [ordinary shares] on such terms
       and in such manner as the Directors of the
       Company may from time to time determine provided
       that the maximum number of ordinary shares
       that may be purchased pursuant to this authority
       is 7,603,267 and the maximum price which may
       be paid for an ordinary share purchased pursuant
       to this authority shall not be more than the
       higher of an amount equal to 105% of the average
       of the middle market quotations for an ordinary
       shares as derived from the London Stock Exchange
       Daily Official List for the 5 business days
       immediately preceding the day on which that
       ordinary share is contracted to be purchased
       and the amount stipulated by Article 5(1) of
       the EU Buy-back and Stabilization Regulation
       [being the higher of the price of the last
       Independent trade and the highest current Independent
       bid for an ordinary share in the Company on
       the Trading venues Where the market purchase
       by the Company pursuant to the authority conferred
       by this Resolution 11 and the minimum price
       which may be paid shall be 25p per ordinary
       share [in each case exclusive of expenses payable
       by the Company]; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2010 or on 11 AUG 2010]; the
       Company may make a contract to purchase ordinary
       shares under this authority before its expiry
       which will or may be executed wholly or partly
       after the expiry of this authority, and may
       make a purchase of ordinary shares in pursuance
       of any such contract

S.12   Approve, a general meeting other than an AGM,             Mgmt          Against                        Against
       me be called on not less than 14 clear days'
       notice




--------------------------------------------------------------------------------------------------------------------------
 SPONDA OYJ, HELSINKI                                                                        Agenda Number:  701834601
--------------------------------------------------------------------------------------------------------------------------
        Security:  X84465107
    Meeting Type:  OGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  FI0009006829
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to scrutinize the minutes             Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording legality of the meeting                         Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Presentation of the annual accounts, the report           Non-Voting    No vote
       of the Board of Director and the Auditor[s]
       report for the year 2008

7.     Adopt the annual accounts                                 Mgmt          Abstain                        Against

8.     Approve the Board of Directors proposal to the            Mgmt          For                            For
       AGM that no dividend shall be paid

9.     Grant to discharge the members of the Board               Mgmt          Abstain                        Against
       of Directors and the president from liability

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       approve that the Chairman of the Board to be
       paid EUR 5,000 per month, the Vice Chairman
       of the Board EUR 3,000 per month, and the other
       members of the Board EUR 2,600 per month, an
       Additional compensation of EUR 600 will be
       paid to each member for attendance at each
       board meeting, travel expenses will be refunded
       in accordance with the company's travel policy

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       approve that the number of Members of the Board
       be confirmed at 7 ordinary Members

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Re-elect Ms. Tuula Entela, Mr. Timo Korvenpaa,
       Mr. Lauri Ratia, Ms. Arja Talma, Mr. Klaus
       Cawen and Mr. Erkki Virtanen as a Members of
       Board and elect Mr. Martin Talberg new Member
       to the Board of Directors; all to serve a terms
       until the close of the next AGM

13.    Approve the remuneration of the Auditors which            Mgmt          For                            For
       will be paid in accordance with the Auditor's
       invoice

14.    Elect APA Raija-Leena Hankonene and the firm              Mgmt          For                            For
       of authorized public accountants KPMG Oy Ab
       as the Auditors, who have appointed APA Kai
       Salli as a responsible Auditor and APA Riitta
       Pyykko as Deputy Auditor to serve for a term
       until the close of the next AGM

15.    Authorize the Board to decide on the repurchase           Mgmt          For                            For
       of the company's own shares using the funds
       in the company's unrestricted equity, a maximum
       of 5,500,000 shares can be repurchased in one
       or several tranches; the proposed maximum number
       corresponds to approximately 5% of all shares
       of the Company; the shares are to be repurchased
       in public trading and such repurchased will
       therefore be carried out as a directed acquisition,
       i.e., not in proportion to he holdings of the
       current shareholders; the repurchases of the
       company's own shares will be carried out through
       public trading organized by the NASDAQ OMX
       Helsinki Ltd., in compliance with its rules
       and guidelines; the consideration paid for
       own shares acquired must be based on the share
       price as it is quoted in public trading; the
       minimum consideration thus corresponds to the
       lowest price quoted for the share in public
       trading and the maximum consideration, correspondingly,
       to the highest price quoted for it within the
       validity period of this authorization; the
       Board of Directors shall decide on other terms
       for the repurchase of the Company's own shares;
       the authorization is proposed to be in force
       until the next AGM; this authorization replaces
       the AGM's authorization for the repurchase
       of the Company's own shares of 19 MAR 2008

16.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       a share issue and on the granting of special
       rights entitling to shares, pursuant to Chapter
       10(1) of the Companies Act, a share issue may
       be carried out by offering new shares or by
       transfer of treasury shares, based on this
       authorization, the Board of Directors is authorized
       to decide on a directed share issue in deviation
       from the Shareholders' pre-emptive rights and
       on the granting of special rights subject to
       the conditions mentioned in the Companies Act;
       under the authorization, a maximum of 11,000.000
       shares can be issued, the proposed maximum
       amount corresponds approximately to 10% of
       all the current shares of the Company; the
       Board of Directors can act on this authorization
       in one or several branches, the Board of Directors
       can use the authorization to finance or carry
       out corporate acquisitions, to strengthen the
       Company's capitalization, or for other purposes
       decided by the Board of Directors, the authorization
       may not, however, be used for implementation
       of incentive schemes for the Company's management
       or key personnel; the Board of Directors is
       authorized to decide on other conditions of
       the share issues and for issuing special rights;
       the authorization is proposed to be in force
       until the next AGM, this authorization replaces
       the AGM authorization to decide on a share
       issue and granting of special rights entitling
       to shares of 19 MAR 2008

17.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       approve that the Company's Board Members and
       their remuneration; according to the proposal,
       representatives of the three largest shareholders
       shall be appointed to the Nomination Committee,
       in addition, the Chairman of the Board and
       a Member of the Board, Independent of the largest
       shareholders and elected amongst the Board,
       shall be appointed to the Nomination Committee;
       the 3 shareholders who hold the majority of
       all voting rights on 02 NOV immediately preceding
       the next AGM shall have the right to appoint
       the Members representing the shareholders,
       should a shareholder not wish to use his nomination
       right, the right shall be transferred to the
       next largest shareholder; the largest shareholders
       will be determined by the shareholder information
       entered into the book entry system, however,
       in such a way that a shareholder with an obligation,
       pursuant to the Finnish Securities Markets
       Act, to disclose information on certain changes
       in ownership [shareholder with disclosure obligation],
       e.g., holdings distributed into several different
       funds will be aggregated, if the shareholder
       notifies the Board of Directors in writing
       of his request to do so on 31 OCT 2009 at the
       latest; the Nomination Committee shall be summoned
       by the Chairman of the Board and the Committee
       appoints a Chairman from among its members,
       the proposals of the Nomination Committee are
       to be submitted to the Board of Directors of
       the Company at the latest on 01 FEB immediately
       preceding the AGM

18.    Closing of the Meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SPONDA OYJ, HELSINKI                                                                        Agenda Number:  701949440
--------------------------------------------------------------------------------------------------------------------------
        Security:  X84465107
    Meeting Type:  EGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  FI0009006829
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to scrutinize the minutes             Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adopt the list of votes

6.     Authorize the Board of Directors to decide on             Mgmt          For                            For
       the issuance of shares

7.     Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SPORTS DIRECT INTERNATIONAL PLC, MANSFIELD                                                  Agenda Number:  701674536
--------------------------------------------------------------------------------------------------------------------------
        Security:  G83694102
    Meeting Type:  AGM
    Meeting Date:  10-Sep-2008
          Ticker:
            ISIN:  GB00B1QH8P22
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited account for the FYE 27 APR            Mgmt          For                            For
       2008, together with the Directors' and the
       Auditors' reports thereon

2.     Approve the Director's remuneration report for            Mgmt          For                            For
       the YE 27 APR 2008

3.     Declare a final dividend of 2.44 pence per Ordinary       Mgmt          For                            For
       Share

4.     Re-elect Mr. Dave Forsey as a Director                    Mgmt          Against                        Against

5.     Re-elect Mr. Malcolm Dalgleish as a Director              Mgmt          For                            For

6.     Re-elect Mr. Dave Singleton as a Director                 Mgmt          For                            For

7.     Re-appoint Grant Thornton UK LLP as the Company's         Mgmt          For                            For
       Auditors, until the conclusion of the next
       general meeting

8.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

9.     Authorize the Directors to allot share                    Mgmt          For                            For

10.    Approve to disapply the pre-emption rights                Mgmt          For                            For

11.    Authorize the Company to purchases its own shares         Mgmt          For                            For

12.    Approve and adopt the new Articles of Association         Mgmt          Against                        Against

13.    Grant authority to make political donations               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SPOTLESS GROUP LTD                                                                          Agenda Number:  701733809
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q86963107
    Meeting Type:  AGM
    Meeting Date:  21-Nov-2008
          Ticker:
            ISIN:  AU000000SPT3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the reports              Non-Voting    No vote
       of the Directors and the Auditor for the FYE
       30 JUN 2008

2.A    Re-elect Mr. Lawrence O'Bryan as a Director,              Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 75 of the Constitution of the Company

2.B    Re-elect Ms. Bronwyn Morris as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with Rule
       75 of the Constitution of the Company

2.C    Re-elect Mr. Josef Farnik as an Executive Director        Mgmt          For                            For
       with effect from 25 FEB 2008, who retires in
       accordance with Rule 73(3) of the Constitution
       of the Company

2.D    Re-elect Mr. Alan Beanland as a Non-Executive             Mgmt          For                            For
       Director with effect from 20 JUN 2008, who
       retires in accordance with Rule 73(3) of the
       Constitution of the Company

2.E    Re-elect Ms. Elizabeth Proust as a Non-Executive          Mgmt          For                            For
       Director with effect from 20 JUN 2008, who
       retires in accordance with Rule 73(3) of the
       Constitution of the Company

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 SQUARE ENIX HOLDINGS CO.,LTD.                                                               Agenda Number:  701982692
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7659R109
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3164630000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SSL INTERNATIONAL PLC, LONDON                                                               Agenda Number:  701649127
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8401X108
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2008
          Ticker:
            ISIN:  GB0007981128
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports and the accounts for 2008             Mgmt          For                            For
       and the auditable part of the remuneration
       report

2.     Approve the 2008 remuneration report                      Mgmt          For                            For

3.     Declare the final dividend of 5.3 pence per               Mgmt          For                            For
       ordinary share

4.     Re-elect Mr. Richard Adam as a Director                   Mgmt          For                            For

5.     Re-elect Mr. Peter Read as a Director                     Mgmt          For                            For

6.     Re-elect Mr. Garry Watts as a Director                    Mgmt          For                            For

7.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company

8.     Authorize the Directors to set the Auditors'              Mgmt          For                            For
       remuneration

9.     Amend the rules of the SSL International Plc              Mgmt          For                            For
       performance share plan 2005

10.    Approve to renew the authority given to Directors         Mgmt          For                            For
       to allot shares up to an aggregate nominal
       amount of GBP 5,000,000

11.    Approve to renew the authority given to Directors         Mgmt          For                            For
       to allot equity securities for cash pursuant
       other than on a pro-rota basis including the
       authority to sell or allot treasury shares
       up to an aggregate nominal amount of GBP 955,523

12.    Grant authority 18,950,000 ordinary shares for            Mgmt          For                            For
       market purchase

13.    Adopt the new Articles of Association                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ST IVES PLC, LONDON                                                                         Agenda Number:  701760034
--------------------------------------------------------------------------------------------------------------------------
        Security:  G84982100
    Meeting Type:  AGM
    Meeting Date:  01-Dec-2008
          Ticker:
            ISIN:  GB0007689002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the 52 weeks ended 01 AUG 2008 together
       with the reports of the Directors and the Auditors

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the 2007/2008 FY

3.     Declare a final divided of 12.15p per ordinary            Mgmt          For                            For
       share

4.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       to the Company

5.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

6.     Re-elect Mr. Wayne Angstrom as a Director of              Mgmt          For                            For
       the Company, who retires from office by rotation

7.     Re-elect Mr. David Best as a Director of the              Mgmt          For                            For
       Company, who retires from office by rotation

8.     Re-elect Mr. Richard Stillwell as a Director              Mgmt          For                            For
       of the Company, who retires from office by
       rotation

9.     Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 80 of the Companies Act 1985 [the 1985
       Act], to allot relevant securities [Section
       80(2) of the 1985 Act] up to an aggregate nominal
       amount of GBP 3,580,000; [Authority expires
       at the conclusion of the next AGM of the Company];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of resolution 9 of AGM 2008 and pursuant to
       Section 95 of the Companies Act 1985 [the 1985
       Act], to allot equity securities [Section 94(2)
       of the 1985 Act] for cash, disapplying the
       statutory pre-emption rights [Section 89(1)
       of the 1985 Act], provided that this power
       is limited to the allotment of equity securities
       in connection with a rights issue, open offer
       or other offer of securities in favor of ordinary
       shareholders up to an aggregate nominal value
       of GBP 515,000; [Authority expires at the conclusion
       of the next AGM of the Company]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Company, in substitution for and            Mgmt          For                            For
       to the exclusion of any earlier authority given
       to the Company and pursuant to Section 166
       of the Companies Act 1985 [the 1985 Act], to
       make market purchases [Section 163(3) of the
       1985 Act] of up to 10,300,000 ordinary shares
       [10% of the issued ordinary share capital of
       the Company] of 10p each in the capital of
       the Company, at a minimum price of 10p and
       up to 105% of the average of the closing middle
       market quotations for such shares of 10p each
       in the Company as derived from the London Stock
       Exchange Daily Official List, for 5 business
       days on which such share is contracted to be
       purchased and the minimum price is 10p, such
       prices being exclusive of expenses; [Authority
       expires at the conclusion of the next AGM of
       the Company]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       of 10p each which will or may be executed wholly
       or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 ST IVES PLC, LONDON                                                                         Agenda Number:  701795809
--------------------------------------------------------------------------------------------------------------------------
        Security:  G84982100
    Meeting Type:  EGM
    Meeting Date:  21-Jan-2009
          Ticker:
            ISIN:  GB0007689002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the proposed disposal by St Ives plc              Mgmt          For                            For
       of its US Division, St. Ives [USA], Inc. and
       its subsidiary undertakings, pursuant to the
       Disposal Agreement [as defined in the circular
       to shareholders dated 05 JAN 2009, [the Circular]],
       in the manner and on the terms and conditions
       of the Disposal Agreement and which, as specified
       in the Circular, comprises a class 1 transaction
       and a related party transaction under the Listing
       Rules and authorize the Directors to take all
       such steps as may be necessary or desirable
       in relation thereto and to carry the same into
       effect with such modifications, variations,
       revisions or amendments [providing such modifications,
       variations or amendment are not of a material
       nature] as they shall deem necessary or desirable

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ST.JAMES'S PLACE PLC, CIRENCESTER GLOUCESTERSHINE                                           Agenda Number:  701872752
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5005D124
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  GB0007669376
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's annual accounts and the             Mgmt          For                            For
       reports of the Directors and the Auditors thereon
       for the YE 31 DEC 2008

2.     Declare a final dividend of 2.55 pence per ordinary       Mgmt          For                            For
       share for the YE 31 DEC 2008

3.     Elect Mr. Steve Golsell as a Director                     Mgmt          Against                        Against

4.     Re-elect Mr. Ian Gascoigne as a Director                  Mgmt          Against                        Against

5.     Re-elect Mr. Derek Netherton as a Director                Mgmt          For                            For

6.     Re-elect Mr. Mike Power as a Director                     Mgmt          For                            For

7.     Re-elect Mr. Roger Walsom as a Director                   Mgmt          For                            For

8.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

9.     Re-appoint KPMG Audit plc as the Auditors of              Mgmt          For                            For
       the Company and authorize the Directors to
       determine their remuneration

S.10   Grant authority to the allotment of Shares                Mgmt          For                            For

S.11   Approve to dis-apply pre-emption rights on the            Mgmt          For                            For
       Company's shares

S.12   Authorize the Company to offer a Scrip Dividend           Mgmt          For                            For
       Scheme

S.13   Authorize the Company to purchase own shares              Mgmt          For                            For

S.14   Authorize the Company to make donations to political      Mgmt          For                            For
       parties




--------------------------------------------------------------------------------------------------------------------------
 ST.MODWEN PROPERTIES PLC                                                                    Agenda Number:  701833522
--------------------------------------------------------------------------------------------------------------------------
        Security:  G61824101
    Meeting Type:  AGM
    Meeting Date:  03-Apr-2009
          Ticker:
            ISIN:  GB0007291015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       accounts for the YE 30 NOV 2008

2.     Re-elect Mr. Anthony Glossop as a Director                Mgmt          For                            For

3.     Re-elect Mr. Tim Haywood as a Director                    Mgmt          For                            For

4.     Re-elect Mr. Ian Menzies Gow as a Director                Mgmt          For                            For

5.     Re-appoint Deloitte LLP as the Auditors of the            Mgmt          For                            For
       Company to hold office until the conclusion
       of the next General Meeting at which accounts
       are laid and to authorize the Directors to
       determine their remuneration

6.     Approve the Directors remuneration report for             Mgmt          Against                        Against
       the YE 30 NOV 2008

7.     Authorize the Directors to allot relevant securities      Mgmt          For                            For
       and equity securities conferred by Article
       8.2 of the Company's Articles; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or 03 JUL 2010] and for such period
       the Section 80 amount shall be GBP 2,922,605

S.8    Authorize the Directors to allot relevant securities      Mgmt          For                            For
       and equity securities conferred by Article
       8.2 of the Company's Articles of Association;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or 03 JUL 2010] and
       for such period the Section 89 amount shall
       be GBP 603,870

s.9    Authorize the Company, with Article 10 of its             Mgmt          For                            For
       Articles of Association and Section 166 of
       the Companies Act 1985, the Company and hereby
       granted general and unconditional authority
       to make market purchases [as specified in Section
       163 of the Companies Act 1985]of any of its
       own ordinary shares a) be limited to 12,077,395
       ordinary shares of 10; b) not permit the payment
       per share of more than 105% of the average
       middle market price quotation on the London
       Stock Exchange for the ordinary shares on the
       five previous dealing days or less than 10p
       and expenses payable by the company; c)[Authority
       expires the earlier of the conclusion of the
       AGM of the Company or 03 JUL 2010]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ST.MODWEN PROPERTIES PLC                                                                    Agenda Number:  701965850
--------------------------------------------------------------------------------------------------------------------------
        Security:  G61824101
    Meeting Type:  EGM
    Meeting Date:  08-Jun-2009
          Ticker:
            ISIN:  GB0007291015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to increase share capital from GBP 15,000,000     Mgmt          For                            For
       to GBP 25,000,000, issue equity with and without
       rights up to GBP 7,958,697.70 [Firm Placing
       and Placing and Open Offer] issue 79,586,977
       new ordinary shares for cash at a price of
       135 pence per new ordinary share




--------------------------------------------------------------------------------------------------------------------------
 ST.MODWEN PROPERTIES PLC, BIRMINGHAM                                                        Agenda Number:  701971081
--------------------------------------------------------------------------------------------------------------------------
        Security:  G61824127
    Meeting Type:  EGM
    Meeting Date:  08-Jun-2009
          Ticker:
            ISIN:  GB00B5KKD830
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the share capital of the Company increased        Mgmt          For                            For
       from GBP 15,000,000 to GBP 25,000,000, by the
       creation of 100,000,000 ordinary shares of
       10 pence each identical to and ranking pari
       passu with the existing authorized but unissued
       ordinary shares of 10 pence each in the capital
       of the Company; b) authorize the Directors
       of the Company [the Directors] for the purpose
       of Section 80 of the Companies Act 1985 [the
       1985 Act] to exercise all the powers of the
       Company to allot relevant securities [within
       the meaning of Section 80(2) of the 1985 Act]
       in connection with the firm placing and placing
       and open offer [as specified in the prospectus
       of the Company dated 14 MAY 2009 of which this
       notice forms part [the Prospectus]] up to an
       aggregate nominal amount of GBP 7,958,697.70;
       [Authority expires on 14 MAR 2010] [save that
       the Company may before such expiry make any
       offer or agreement which would or might require
       equity securities to be allotted after such
       expiry and the Directors may allot relevant
       securities in pursuance of any such offer or
       agreement as if such power had not expired];
       (c) authorize the Directors pursuant to Section
       95 of the 1985 Act to allot equity securities
       [as specified in Section 94(2) of the 1985
       Act] for cash pursuant to the authority referred
       to in Paragraph (b) above as if Section 89(1)
       of the 1985 Act did not apply to any such allotment,
       provided that such power shall be limited to
       the allotment of 79,586,977 new ordinary shares
       [as specified in the Prospectus] pursuant to
       or in connection with the firm placing and
       placing and open offer [as specified and on
       the basis set out in the Prospectus); [Authority
       expire on 14 MAR 2010] [save that the Company
       may before such expiry make any offer or agreement
       which would or might require equity securities
       to be allotted after such expiry and the Directors
       may allot relevant securities in pursuance
       of any such offer or agreement as if such power
       had not expired]; and (d) approve the issue
       of 79,586,977 new ordinary shares [as specified
       in the Prospectus] for cash on the terms set
       out in the Prospectus for cash at a price of
       135 pence per new ordinary share [which represents
       a discount of greater than 10% of the middle
       market price of the shares [as specified in
       the Prospectus] at the time of announcement
       of the firm placing and placing and open offer
       [as specified in the Prospectus]




--------------------------------------------------------------------------------------------------------------------------
 STADA-ARZNEIMITTEL AG, BAD VILBEL                                                           Agenda Number:  701930679
--------------------------------------------------------------------------------------------------------------------------
        Security:  D76226113
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  DE0007251803
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS USUAL THANK YOU.

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Submission of the adopted annual financial statements     Non-Voting    No vote
       and the consolidated annual financial statements
       as at December 31, 2008, together with the
       management report and the consolidated management
       report with the explanatory report of the Executive
       Board regarding the statements pursuant to
       section 289, para. 4, section 315, para. 4
       of the German Commercial Code (Handelsgesetzbuch
       - HGB) as well as the report of the Supervisory
       Board for the 2008 financial year.

2.     Resolution on the appropriation of the annual             Mgmt          For                            For
       balance sheet profits

3.     Resolution formally granting discharge (Entlastung)       Mgmt          For                            For
       to the members of the Executive Board for the
       2008 financial year

4.     Resolution formally granting discharge (Entlastung)       Mgmt          For                            For
       to the members of the Supervisory Board for
       the 2008 financial year

5.     Appointment of the auditor for the 2009 financial         Mgmt          For                            For
       year

6.     Cancellation of the existing authorisation to             Mgmt          For                            For
       acquire and dispose of own shares; new resolution
       on the authorisation to acquire and dispose
       of own shares




--------------------------------------------------------------------------------------------------------------------------
 STAGECOACH GROUP                                                                            Agenda Number:  701662668
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8403M209
    Meeting Type:  AGM
    Meeting Date:  29-Aug-2008
          Ticker:
            ISIN:  GB00B1VJ6Q03
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company's annual report,            Mgmt          For                            For
       including the Directors' report, the Auditors'
       report and the financial statements for the
       FYE 30 APR 2008

2.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report for the FYE 30 APR 2008

3.     Declare a final dividend of 4.05 pence per Ordinary       Mgmt          For                            For
       Share

4.     Re-elect Mr. Ewan Brown as a Director                     Mgmt          For                            For

5.     Re-elect Mr. Iain Duffin as a Director                    Mgmt          For                            For

6.     Re-elect Ms. Ann Gloag as a Director                      Mgmt          For                            For

7.     Re-elect Mr. Robert Speirs as a Director                  Mgmt          For                            For

8.     Re-elect Mr. Brian Souter as a Director                   Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

10.    Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

11.    Approve the changes to the Stagecoach SAYE Scheme         Mgmt          For                            For

12.    Authorize the Directors to allot relevant securities      Mgmt          For                            For

S.13   Approve to disapply the pre-emption rights                Mgmt          Against                        Against

S.14   Approve to renew the share buy-back authority             Mgmt          For                            For

S.15   Adopt new Articles of Association                         Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 STANLEY ELECTRIC CO.,LTD.                                                                   Agenda Number:  701985460
--------------------------------------------------------------------------------------------------------------------------
        Security:  J76637115
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3399400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 STAR MICRONICS CO.,LTD.                                                                     Agenda Number:  701947129
--------------------------------------------------------------------------------------------------------------------------
        Security:  J76680107
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3399000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 STARHUB LTD, SINGAPORE                                                                      Agenda Number:  701857534
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8152F132
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  SG1V12936232
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts for the FYE 31 DEC 2008
       and the Auditors' report therein

2.     Re-appoint Mr. Lim Chin Beng, who will retire             Mgmt          For                            For
       under Section 153[6] of the Companies Act,
       Chapter 50 of Singapore, as a Director of the
       Company, to hold office from the date of this
       AGM until the next AGM of the Company

3.     Re-elect Mr. Kua Hong Pak as a Director, who              Mgmt          For                            For
       will retire by rotation pursuant to Article
       93 of the Company's Articles of Association

4.     Re-elect Mr. Lee Theng Kiat as a Director, who            Mgmt          Against                        Against
       will retire by rotation pursuant to Article
       93 of the Company's Articles of Association

5.     Re-elect Mr. Lim Ming Seong as a Director, who            Mgmt          Against                        Against
       will retire by rotation pursuant to Article
       93 of the Company's Articles of Association

6.     Re-elect Mr. Robert J. Sachs as a Director,               Mgmt          For                            For
       who will retire by rotation pursuant to Article
       93 of the Company's Articles of Association

7.     Re-elect Mr. Sadao Maki as a Director, who will           Mgmt          Against                        Against
       retire pursuant to Article 99 of the Company's
       Articles of Association

8.     Approve the sum of SGD 1,078,000 as the Directors'        Mgmt          For                            For
       fees for the YE 31 DEC 2008

9.     Declare a final dividend of 4.5 cents per ordinary        Mgmt          For                            For
       share for the FYE 31 DEC 2008

10.    Re-appoint KPMG LLP as the Auditors of the Company        Mgmt          For                            For
       and authorize the Directors to fix their remuneration

11.    Authorize the Directors to: a] issue shares               Mgmt          For                            For
       in the capital of the Company [shares] whether
       by way of rights, bonus or otherwise; and/or;
       make or grant offers, agreements or options
       [collectively, instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b] [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] issue shares in pursuance of
       any instrument made or granted by the Directors
       while this resolution was in force, provided
       that: [1] the aggregate number of shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this resolution]
       does not exceed 50% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company [as calculated below],
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this resolution] does
       not exceed 20% of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company [as calculated below]; [2] [subject
       to such manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [ SGX-ST ] for the purpose of determining
       the aggregate number of shares that may be
       issued above, the total number of issued shares
       [excluding treasury shares] shall be based
       on the total number of issued shares [excluding
       treasury shares] in the capital of the Company,
       at the time this resolution is passed, after
       adjusting for: [i] new shares arising from
       the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time this resolution is passed; and
       [ii] any subsequent bonus issue, consolidation
       or subdivision of shares; [3] in exercising
       the authority conferred by this resolution,
       the Company shall comply with the provisions
       of the listing manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

12.    Authorize the Directors to allot and issue from           Mgmt          For                            For
       time to time such number of ordinary shares
       in the capital of the Company as may be required
       to be issued pursuant to the exercise of options
       granted under the StarHub Pte Ltd Share Option
       Plan

13.    Authorize the Directors to: offer and grant               Mgmt          For                            For
       options in accordance with the provisions of
       the StarHub Share Option Plan 2004 [the 'Share
       Option Plan'] and/or to grant awards in accordance
       with the provisions of the StarHub Performance
       Share Plan [the 'Performance Share Plan'] and/or
       the StarHub Restricted Stock Plan [the 'Restricted
       Stock Plan'] [the Share Option Plan, the Performance
       Share Plan and the Restricted Stock Plan, together
       the 'Share Plans']; and (b) allot and issue
       from time to time such number of ordinary shares
       in the capital of the Company as may be required
       to be issued pursuant to the exercise of options
       under the Share Option Plan and/or such number
       of fully paid ordinary shares as may be required
       to be issued pursuant to the vesting of awards
       under the Performance Share Plan and/or the
       Restricted Stock Plan, provided that the aggregate
       number of ordinary shares to be issued pursuant
       to the StarHub Pte Ltd Share Option Plan and
       the Share Plans shall not exceed 15% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company from
       time to time

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 STARHUB LTD, SINGAPORE                                                                      Agenda Number:  701857902
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8152F132
    Meeting Type:  EGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  SG1V12936232
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Companies Act], to purchase or otherwise acquire
       issued ordinary shares in the capital of the
       Company [the Shares] not exceeding in aggregate
       the maximum limit [as specified], at such price
       or prices as may be determined by the Directors
       from time to time up to the maximum price in
       relation to share to be purchased or acquired,
       means the purchase price [excluding related
       brokerage, commission applicable goods and
       services tax, stamp duties, clearance fees
       and other related expenses]which shall not
       exceed; a) in the case of a market purchase
       of a share 105% of the average closing price
       of the share; and b) in the case of an off-market
       purchase of a share pursuant to an annual access
       scheme 110% of the average closing price of
       the[as specified], whether by way of: a) market
       purchase[s] on the Singapore Exchange Securities
       Trading Limited [the SGX-ST] transacted through
       the SGX-ST's trading system and/or any other
       securities exchange on which the Shares may
       for the time being be listed and quoted [Other
       Exchange]; b) off-market purchase[s] [if effected
       otherwise than on the SGX-ST or, as the case
       may be, Other Exchange] in accordance with
       any equal access scheme[s] as may be determined
       or formulated by the Directors as they consider
       fit, which scheme[s] shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       or, as the case may be, other exchange as may
       for the time being be applicable; to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider expedient or
       necessary to give effect to the transactions
       contemplated and/or authorized by this resolution;
       [Authority expires at the conclusion of the
       next AGM of the Company is held and the date
       by which the next AGM of the Company is required
       by law to be held]; and/or any of them to do
       all such acts and things [including executing
       such documents as may be required] as they
       and/ or may consider expedient or necessary
       give effect to the transactions contemplated
       and/or authorized by this resolution

2.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual [Chapter 9] of the SGX-ST, for
       the Company, its subsidiaries and associated
       Companies that are entities at risk [as that
       term is used in Chapter 9], or any of them,
       to enter into any of the transactions falling
       within the types of interested person transactions
       described in appendix 1 to the circular with
       any party who is of the class of interested
       persons as specified, provided that such transactions
       are made on normal commercial terms and in
       accordance with the review procedures for such
       interested person transactions; [Authority
       expires until the conclusion of the next AGM
       of the Company] and; authorize the Directors
       of the Company to do all such acts and things
       [including executing all such documents as
       may be required] as they may consider expedient
       or necessary give effect to the shareholders'
       mandate and/or this resolution




--------------------------------------------------------------------------------------------------------------------------
 STARZEN COMPANY LIMITED                                                                     Agenda Number:  702021661
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7670K109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3399100001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 STATS CHIPPAC LTD                                                                           Agenda Number:  701895255
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8162B113
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  SG1I04877995
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited financial statements of the             Mgmt          For                            For
       Company for the FYE 30 DEC 2008, together with
       the reports of the Directors and the Auditors

2.     Appoint Mr. Rohit Sipahimalani as a Director              Mgmt          For                            For
       of the Company pursuant to Article 99 of the
       Articles of Association of the Company

3.A    Re-elect Mr. Teng Cheong Kwee as a Director,              Mgmt          For                            For
       who retires pursuant to Article 94 of the Articles
       of Association of the Company

3.B    Re-elect Mr. Tokumasa Yasui as a Director, who            Mgmt          For                            For
       retires pursuant to Article 94 of the Articles
       of Association of the Company

4.A    Re-elect Mr. Charles R. Wofford as a Director,            Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore [the Companies
       Act], until the next AGM of the Company

4.B    Re-elect Mr. R. Douglas Norbywho as a Director,           Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore [the Companies
       Act], until the next AGM of the Company

5.     Re-appoint PricewaterhouseCoopers as the Auditors,        Mgmt          For                            For
       until the conclusion of the next AGM of the
       Company at a remuneration to be determined
       by the Board of Directors upon the recommendation
       of the Audit Committee of the Board of Directors

6.     Approve the Directors' fees totaling approximately        Mgmt          For                            For
       USD 473,000 [approximately SGD 732,000 based
       on the exchange rate as of 27 FEB 2009] for
       the FYE 27 DEC 2009

7.A    Authorize the Director, to allot and issue shares         Mgmt          For                            For
       in connection therewith pursuant to Section
       161 of the Companies Act that pursuant to Section
       161 of the Companies Act, allot and issue shares
       in the capital of the Company whether by way
       of rights, bonus or otherwise; and/or (ii)
       make or grant offers, agreements or options
       [collectively, Instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and, [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] issue shares pursuant to any
       Instrument made or granted by the Directors
       while this Resolution was in force, provided
       that: the aggregate number of shares to be
       issued pursuant to this resolution [including
       shares to be issued pursuant to Instruments
       made or granted under this resolution] does
       not exceed 50% of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company [as calculated in accordance
       with this resolution], of which the aggregate
       number of shares to be issued other than on
       a pro rata basis to shareholders of the Company
       [including shares to be issued pursuant to
       Instruments made or granted under this resolution)
       does not exceed 6% of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company (as calculated in accordance
       with this resolution]; for the purpose of determining
       the aggregate number of shares that may be
       issued under this resolution, the total number
       of issued shares [excluding treasury shares]
       shall be based on the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company, at the time this Resolution
       is passed, after adjusting for: new shares
       arising from the exercise of any share options
       which are outstanding or subsisting at the
       time this resolution is passed; and any subsequent
       bonus issue, consolidation or subdivision of
       shares; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       the date by which the next AGM of the Company
       is required by law to be held]

7.B    Grant authority, to allot and issue shares,               Mgmt          For                            For
       pursuant to the STATS Chip PAC Ltd. Substitute
       Share Purchase and Option Plan and the STATS
       Chip PAC Ltd. Substitute Equity Incentive Plan
       [collectively, the Substitute Plans]; and authorize
       the Directors, to allot and issue from time
       to time such number of shares of the Company
       as may be required to be issued pursuant to
       the exercise of the options under the Substitute
       Plans

7.C    Grant authority, to allot and issue shares,               Mgmt          For                            For
       pursuant to the STATS ChipPAC Ltd. Share Option
       Plan, as amended [the Share Option Plan]; and
       authorize the Directors, to allot and issue
       form time to time such number of shares of
       the Company as may be required to be issued
       pursuant to the exercise of the options under
       the Share Option Plan

7.D    Approve that a new performance share plan to              Mgmt          For                            For
       be known as the STATS ChipPAC Ltd. Performance
       Share Plan 2009, as specified [the PSP 2009],
       the rules of which, for the purpose of identification,
       have been subscribed to by the Chairman of
       the AGM, having been produced at the AGM, under
       which performance shares [Performance Shares],
       which represent unfunded and unsecured rights
       to receive ordinary shares in the capital of
       the Company, will be granted, free of payment,
       to selected employees of the Company and its
       subsidiaries [Group], including the Chief Executive
       Officer of the Company and the Directors of
       the Group who perform an executive function,
       details of which are set out in the Proxy Statement
       dated 09 APR 2009 in respect of the AGM; authorize
       the die of the Company to establish the PSP
       2009; to delegate to a committee of Directors
       the administration of the PSP 2009 in accordance
       with the provisions of the PSP 2009; and to
       modify and/or alter the PSP 2009 from time
       to time, provided that such modification and/or
       alteration is effected in accordance with the
       provisions of the PSP 2009, and to do all such
       acts and to enter into all such transactions
       and arrangements as may be necessary or expedient
       in order to give full effect to the PSP 2009;
       and grant Performance Shares in accordance
       with the provisions of the PSP 2009 and to
       allot and issue from time to time such number
       of fully paid-up ordinary shares in the capital
       of the Company as may be required to be allotted
       and issued pursuant to the terms of the PSP
       2009, provided that the aggregate number of
       ordinary shares in the capital of the Company
       allotted and issued under the PSP 2009 shall
       not exceed the limits specified in the rules
       of the PSP 2009

7.E    Approve that a new equity grant plan to be known          Mgmt          For                            For
       as the STATS ChipPAC Ltd. Equity Grant Plan
       for Non-Executive Directors, as substantially
       set forth in Appendix 2 to the Proxy Statement
       dated 09 APR 2009 in respect of the AGM [the
       NED Plan], the rules of which, for the purpose
       of identification, have been subscribed to
       by the Chairman of the AGM, having been produced
       at the AGM, under which offers will be made
       to selected the Directors of the Company who
       perform a non-executive function [Non-Executive
       Directors] to participate in the NED Plan,
       and pursuant thereto, fully paid-up ordinary
       shares in the capital of the Company may be
       allotted and issued, free of payment, to such
       participants as specified; authorize the die
       of the Company to establish the NED Plan; to
       delegate to a committee of Directors the administration
       of the NED Plan in accordance with the provisions
       of the NED Plan; and to modify and/or alter
       the NED Plan from time to time, provided that
       such modification and/or alteration is effected
       in accordance with the provisions of the NED
       Plan, and to do all such acts and to enter
       into all such transactions and arrangements
       as may be necessary or expedient in order to
       give full effect to the NED Plan; and to the
       make offers to selected Non-Executive Directors
       to participate in the NED Plan in accordance
       with the NED Plan and to allot and issue from
       time to time such number of fully paid-up ordinary
       shares in the capital of the Company as may
       be required to be allotted and issued pursuant
       to the terms of the NED Plan, provided that
       the aggregate number of ordinary shares in
       the capital of the Company allotted and issued
       under the NED Plan shall not exceed the limits
       specified in the rules of the NED Plan

7.F    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, of all the powers of the Company
       to purchase or otherwise acquire issued ordinary
       shares each fully paid in the capital of the
       Company [Shares] not exceeding in aggregate
       the Maximum Percentage means that number of
       issued Shares representing 2.5% of the total
       number of issued Shares of the Company as of
       the date of the passing of this Resolution
       [excluding any Shares which are held as treasury
       shares as of that date]; at such price or prices
       as may be determined by the Directors from
       time to time up to the Maximum Price which
       shall not exceed 105% of the highest independent
       bid or the last independent transaction price,
       whichever is the higher, quoted on the SGX-ST
       at the time the purchase is effected; whether
       by way of: market purchase(s) on the Singapore
       Exchange Securities Trading Limited [SGX-ST]
       transacted through the SGX-ST' s trading system;
       and/or (bb) off-market purchase(s) (if effected
       otherwise than on the SGX-ST) in accordance
       with any equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations as may for the time being
       be applicable, and unconditionally [the Share
       Purchase Mandate];[Authority expires the earlier
       of the next AGM of the Company is held and
       the date by which the next AGM of the Company
       is required by law to be held]; and authorize
       the Directors of the Company to complete and
       do all such acts and things [including executing
       such documents as may be required] as they
       and/or he may consider expedient or necessary
       to give effect to the transaction contemplated
       and/or authorized by this resolution

8.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 STELLA INTL HLDGS LTD                                                                       Agenda Number:  701868626
--------------------------------------------------------------------------------------------------------------------------
        Security:  G84698102
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  KYG846981028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements of the Company and its
       subsidiaries and the reports of the Directors
       [Directors] and the Auditors [Auditors] of
       the Company for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.I    Re-elect Mr. Chen Johnny as an Independent Non-Executive  Mgmt          For                            For
       Director

3.II   Re-elect Mr. Shih Takuen, Daniel as an Executive          Mgmt          Against                        Against
       Director

3.III  Re-elect Mr. Shieh Tung- Pi, Billy as an Executive        Mgmt          Against                        Against
       Director

3.IV   Re-elect Mr. Ng Hak Kim as an Independent Non-Executive   Mgmt          For                            For
       Director

3.V    Authorize the Board [Board] of Directors to               Mgmt          For                            For
       fix the remuneration of the Directors

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       for the year ending 31 DEC 2009 and authorize
       the Board to fix their remuneration

5.     Authorize the Directors, pursuant to the Rules            Mgmt          For                            For
       Governing the Listing of Securities on The
       Stock Exchange of Hong Kong Limited and all
       other applicable laws, to allot, issue and
       deal with additional shares [Shares] of HKD
       0.10 each in the share capital of the Company
       and make or grant offers, agreements and options
       [including warrants, bonds and debentures convertible
       into shares] during and after the relevant
       period, not exceeding the aggregate of 20%
       of the aggregate nominal amount of the issued
       share capital of the Company; otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of options granted under the Long Term Incentive
       Scheme or similar arrangement adopted by the
       Company from time to time; or iii) any scrip
       dividend or similar arrangements providing
       for allotment and issue of shares in lieu of
       the whole or part of a dividend on shares in
       accordance with the Articles of Association
       [Articles of Association] of the Company and
       other relevant regulations in force from time
       to time; or iv) any issue of shares upon the
       exercise of rights of subscription or conversion
       under the terms of any warrants of the Company
       or any securities which are convertible into
       Shares; [Authority expires the earlier of the
       conclusion of the next AGM of Company; or the
       expiration of the period within which the next
       AGM of the Company is required by the Articles
       of Association or any applicable law of the
       Cayman Islands to be held]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares [Shares] of HKD 0.10 each in the share
       capital of the Company during the relevant
       period, on the Stock Exchange of Hong Kong
       Limited [Stock Exchange] or any other stock
       exchange on which Shares may be listed and
       recognized by the Securities and Futures Commission
       of Hong Kong [SFC] and the stock exchange for
       such purpose, and subject to and in accordance
       with the rules and regulations of the SFC,
       the Stock Exchange, the Companies Law, Chapter
       22 [Law 3 of 1961, as consolidated and revised]
       of the Cayman Islands and all other applicable
       laws as amended from time to time in this regard,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of Company; or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association or any applicable Law of the Cayman
       Islands to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       additional shares pursuant to Resolution 5,
       by an amount representing the aggregate nominal
       amount of the share capital repurchased pursuant
       to Resolution 6, provided that such amount
       does not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing the Resolution 6

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 STOLT-NIELSEN SA                                                                            Agenda Number:  701844208
--------------------------------------------------------------------------------------------------------------------------
        Security:  L88742108
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  LU0081746793
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 536282 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the holding of the AGM on 26 MAR 2009,            Mgmt          No Action
       in variation from the date [03 Thursday in
       APR] set forth in Article 24 of the Articles
       of Incorporation

2.     Approve the reports of the PricewaterhouseCoopers         Mgmt          No Action
       S.a.r.l. Luxembourg, Independent Auditors ["Reviseur
       d'entreprises"], on the consolidated financial
       statements and the unconsolidated financial
       statements of the Company

3.     Approve the consolidated balance sheets and               Mgmt          No Action
       statements of operations of the Company for
       the FYE 30 NOV 2008

4.     Approve the unconsolidated balance sheets and             Mgmt          No Action
       statements of profit and loss of the Company
       for the FYE 30 NOV 2008

5.     Approve the determination of dividends and allocation     Mgmt          No Action
       of profits of the Company for the FYE 30 NOV
       2008, namely i] approval of an interim dividend
       of 50 cents [USD 0.50] per common share and
       one-half [USD 0.005] per Founder's share declared
       on 13 NOV 2008 and paid on 26 NOV 2008 and
       ii] transfer all undistributed profits to the
       retained earnings of the Company

6.     Grant discharge to the Directors of the Company           Mgmt          No Action
       in respect of the proper performance of their
       duties for the FYE 30 NOV 2008

7.     Approve, in conformity with the provisions of             Mgmt          No Action
       the Luxembourg Company Law and Article 5 of
       the Company's Articles of Incorporation, to:
       i] continue the validity of the authorized
       capital of the Company i.e. 65,000,000 common
       shares and 16,250,000 founder's shares each
       of no par value and ii] the report of the Board
       of Directors of the Company recommending, and
       authorizing the Board to implement the suppression
       of shareholders'  preemptive rights in respect
       of the issuance of common shares for cash with
       respect of all authorized but unissued common
       shares, resulting from the exercise of stock
       options under Company's 1997 Stock Option Plan
       [such plan approved by the shareholders of
       the Company at the AGM held 02 MAY 1997], each
       of the foregoing actions to be effective through
       31 AUG 2010 or such other date as shareholders
       of the Company may determine at a general meeting

8.     Authorize the Company, or any wholly-owned subsidiary,    Mgmt          No Action
       to purchase common shares of the Company, from
       time to time in the open market, provided;
       i) the maximum price to be paid for such common
       shares shall not be higher than the higher
       of the price of the last independent trade
       and the highest current independent bid on
       the Oslo Stock Exchange and shall be in conformity
       with applicable standards, if any, concerning
       such purchases that may established by the
       regulatory regimes in such countries where
       the common shares are listed or admitted for
       trading; ii) the minimum price to be paid for
       such common shares shall not be less than the
       "stated value" [i.e. USD 1.00 per share] thereof,
       and; iii) other conditions for trading shall
       be in conformity with applicable standards,
       if any, concerning such purchases that may
       be established by the regulatory regimes in
       such countries where the common shares are
       listed admitted for trading, and further provided
       such purchases are in conformity with Article
       49-2 of the Luxembourg Company Law, such authorization
       being granted for purchases completed on or
       before 31 AUG 2010

9.a    Elect Mr. Jacob Stolt-Nielsen as a Director               Mgmt          No Action
       of the Company to hold office until the next
       AGM of shareholders and until their respective
       successors have been duly elected and qualified

9.b    Elect Mr. Niels G. Stolt-Nielsen as a Director            Mgmt          No Action
       of the Company to hold office until the next
       AGM of shareholders and until their respective
       successors have been duly elected and qualified

9.c    Elect Mr. Samuel Cooperman as a Director of               Mgmt          No Action
       the Company to hold office until the next AGM
       of shareholders and until their respective
       successors have been duly elected and qualified

9.d    Elect Mr. Hakan Larsson as a Director of the              Mgmt          No Action
       Company to hold office until the next AGM of
       shareholders and until their respective successors
       have been duly elected and qualified

9.e    Elect Mr. Christer Olsson as a Director of the            Mgmt          No Action
       Company to hold office until the next AGM of
       shareholders and until their respective successors
       have been duly elected and qualified

9.f    Elect Mr. Jacob B. Stolt-Nielsen as a Director            Mgmt          No Action
       of the Company to hold office until the next
       AGM of shareholders and until their respective
       successors have been duly elected and qualified

9.g    Elect Mr. Christopher J. Wright as a Director             Mgmt          No Action
       of the Company to hold office until the next
       AGM of shareholders and until their respective
       successors have been duly elected and qualified

10.    Elect Mr. Jacob Stolt-Nielsen as the Chairman             Mgmt          No Action
       of the Board of Directors of the Company

11.    Elect PricewaterhouseCoopers S.a.r.l. as the              Mgmt          No Action
       Independent Auditors [Reviseurs d'enterprises]
       to audit the consolidated financial statements
       and the unconsolidated financial statements,
       of the Company, for a term to expire at the
       next AGM of shareholders




--------------------------------------------------------------------------------------------------------------------------
 STRAITS RESOURCES LTD, WEST PERTH WA                                                        Agenda Number:  701820133
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8785Z108
    Meeting Type:  OGM
    Meeting Date:  20-Apr-2009
          Ticker:
            ISIN:  AU000000SRL6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Ratify and approve, for the purpose of ASX Listing        Mgmt          For                            For
       Rule 7.4 and for all other purposes, the prior
       issue of 33,500,000 Convertible Unsecured Notes
       for AUD 48.575 million to Standard Chartered
       Private Equity Limited on 02 FEB 2009 and the
       maximum number of shares that may be required
       to be issued on conversion under the Convertible
       Note Subscription Agreement on the terms as
       specified

2.     Approve, for the purpose the ASX Listing Rule             Mgmt          For                            For
       7.1 and all other purposes, the proposed issue
       of 21,500,000 Convertible Unsecured Notes for
       AUD 31.175 million to Standard Chartered Private
       Equity Limited and the maximum number of shares
       that may be required to be issued on conversion
       under the Convertible Note Subscription Agreement
       on the terms as specified

3.     Elect Mr. William Edward Alastair Morrison as             Mgmt          For                            For
       a Director of the Company

       PLEASE NOTE THAT THE COMPANY NEED NOT DISREGARD           Non-Voting    No vote
       A VOTE IF IT IS CAST: BY A PERSON AS PROXY
       FOR A PERSON WHO IS ENTITLED TO VOTE [IN ACCORDANCE
       WITH THE DIRECTORS OF THE PROXY FORM] OR BY
       THE PERSON CHAIRING THE MEETING AS PROXY FOR
       A PERSON WHO IS ENTITLED TO VOTE [IN ACCORDANCE
       WITH A DIRECTION ON THE PROXY FORM TO VOTE
       AS THE PROXY DECIDES]. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 STX PAN OCEAN CO LTD, SEOUL                                                                 Agenda Number:  701679764
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y81718101
    Meeting Type:  EGM
    Meeting Date:  31-Oct-2008
          Ticker:
            ISIN:  KR7028670008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION FOR THIS MEETING. THANK YOU.

1.     Amend the Articles of Incorporation as specified          Mgmt          For                            For

2.     Approve the reverse stock split                           Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 STX PAN OCEAN CO LTD, SEOUL                                                                 Agenda Number:  701826349
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y81718101
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  KR7028670008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION IN KOREA. THANK YOU.

1.     Approve the balance sheet, income statement               Mgmt          For                            For
       and statement of appropriation of retained
       earnings for FYE 2008 and expected cash dividend:
       KRW 365 per share

2.     Elect Mr. Sung Yub Choo as a Director; re-appoint         Mgmt          For                            For
       Messrs. Gun Suk Han, Duk Keun Cha, Dong Moo
       Choi, Seng Chee Wong as Independent Directors

3.     Re-appoint Messrs. Gun Suk Han, Duk Keun Cha,             Mgmt          For                            For
       Dong Moo Choi, Seng Chee Wong as the Members
       of the Audit Committee

4.     Approve the limit of remuneration for the Directors       Mgmt          Against                        Against

5.     Appoint Messrs. Samjong KPMG as an Auditor of             Mgmt          For                            For
       the Company

6.     Amend the renewal to general mandate for business         Mgmt          For                            For
       with special related person

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NAMES IN RESOLUTIONS 2, 3 AND 5. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 STX PAN OCEAN CO LTD, SEOUL                                                                 Agenda Number:  701924816
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y81718101
    Meeting Type:  EGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  KR7028670008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION FOR KOREAN MEETING. THANK YOU.

1.     Approve the delegation on issuance authority              Mgmt          For                            For
       of stocks and any stock related Securities




--------------------------------------------------------------------------------------------------------------------------
 SUBSEA 7 INC.                                                                               Agenda Number:  701557297
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8549P108
    Meeting Type:  AGM
    Meeting Date:  08-Jul-2008
          Ticker:
            ISIN:  KYG8549P1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's financial statements for            Mgmt          For                            For
       the FYE 31 DEC 2007

2.     Re-appoint PricewaterhouseCoopers as the Company's        Mgmt          For                            For
       Auditors for the FY 2008

3.     Authorize the Board of Directors to fix remuneration      Mgmt          For                            For
       to the Company's Auditors for 2007

4.     Re-elect Mr. Allen Stevens and elect Mr. Mel              Mgmt          For                            For
       Fitzgerald as the Directors of the Company

5.     Authorize the Board of Directors to fix remuneration      Mgmt          For                            For
       to the Company's Directors

6.     Approve and ratify the actions of the Directors           Mgmt          For                            For
       and the Officers of the Company

S.7    Amend the Articles of Association of the Company          Mgmt          For                            For
       by deleting the existing Articles 28 (b) and
       42, and by updating certain statutory references
       in the Company's Memorandum and Articles of
       Association

8.     Amend and restate the Company's Memorandum and            Mgmt          For                            For
       Articles of Association in entirety, in order
       to reflect such amendments

       Transact such other business                              Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SUBSEA 7 INC.                                                                               Agenda Number:  701919271
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8549P108
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  KYG8549P1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's financial statements for            Mgmt          For                            For
       the FYE 31 DEC 2008

2.     Re-appoint PricewaterhouseCoopers as the Company's        Mgmt          For                            For
       Auditors for FY 2009

3.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration to the Company's Auditors for
       2008

4.1    Re-elect Mr. Kristian Siem as a Director of               Mgmt          For                            For
       the Company

4.2    Re-elect Mr. Arild Schultz as a Director of               Mgmt          For                            For
       the Company

4.3    Re-elect Mr. Michael Delouche as a Director               Mgmt          For                            For
       of the Company

5.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration to the Company's Directors

6.     Approve and ratify the actions of the Directors           Mgmt          For                            For
       and Officers of the Company

7.     Approve and ratify the establishment of a new             Mgmt          For                            For
       Company Restricted Stock Award Plan

8.     Approve and ratify, subject to the Resolution             Mgmt          For                            For
       7, the granting of awards of restricted shares
       under the new Company Restricted Stock Award
       Plan

9.     Approve to increase the authorized share capital          Mgmt          Against                        Against
       of the Company from USD 2,000,000.00 divided
       into 200,000,000 Common Shares of a nominal
       or par value of USD 0.01 each to USD 3,000,000.00
       divided into 300,000,000 Common Shares of a
       nominal or par value of USD 0.01 each by the
       creation of an additional 100,000,000 shares
       of a nominal or par value of USD 0.01 each

10.    Amend and restate, subject to the approval of             Mgmt          For                            For
       Resolution 9, the Company's Memorandum and
       Articles of Association in their entirety in
       order to have one composite set of constitutive
       documents that are available to the Company
       and that reflect the changes effected by the
       adoption of Resolution 9

11.    Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SUGI HOLDINGS CO.,LTD.                                                                      Agenda Number:  701940961
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7687M106
    Meeting Type:  AGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  JP3397060009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SUMISHO COMPUTER SYSTEMS CORPORATION                                                        Agenda Number:  702007851
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77014108
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3400400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

2.10   Appoint a Director                                        Mgmt          Against                        Against

2.11   Appoint a Director                                        Mgmt          Against                        Against

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Authorize Use of Stock Options for Directors              Mgmt          For                            For
       and Executives

5      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For
       and Executives




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO BAKELITE COMPANY,LIMITED                                                           Agenda Number:  701999952
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77024115
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3409400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO LIGHT METAL INDUSTRIES,LTD.                                                        Agenda Number:  702001443
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77583102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3403400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Capital Reserves Reduction, Approve               Mgmt          For                            For
       Appropriation of Profits

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO MITSUI CONSTRUCTION CO., LTD.                                                      Agenda Number:  702010050
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7771R102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3889200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Reduction of Stated Capital                       Mgmt          For                            For

2      Approve Reduction of Legal Reserve  and Approve           Mgmt          For                            For
       Appropriation of Profits

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Change Company's
       Location  to Chuo-ku

4.1    Appoint a Director                                        Mgmt          Against                        Against

4.2    Appoint a Director                                        Mgmt          Against                        Against

4.3    Appoint a Director                                        Mgmt          Against                        Against

4.4    Appoint a Director                                        Mgmt          Against                        Against

4.5    Appoint a Director                                        Mgmt          Against                        Against

4.6    Appoint a Director                                        Mgmt          Against                        Against

4.7    Appoint a Director                                        Mgmt          Against                        Against

4.8    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO OSAKA CEMENT CO.,LTD.                                                              Agenda Number:  701987868
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77734101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3400900001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Allow Board to
       Make Rules Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO REAL ESTATE SALES CO.,LTD.                                                         Agenda Number:  702000667
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7786K100
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3409200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

3.10   Appoint a Director                                        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI & CO LTD                                                                       Agenda Number:  701924412
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y82415103
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2009
          Ticker:
            ISIN:  HK0086000525
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditor
       for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. Fevzi Timucin Engin as a Director            Mgmt          Against                        Against

3.b    Re-elect Mr. Joseph Tong Tang as a Director               Mgmt          Against                        Against

3.c    Re-elect Mr. Patrick Lee Seng Wei as a Director           Mgmt          Against                        Against

3.d    Re-elect Mr. Alan Stephen Jones as a Director             Mgmt          For                            For

3.e    Approve to fix the Directors' fees                        Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.A    Authorize the Directors of the Company [the               Mgmt          For                            For
       "Directors"] during the Relevant Period [as
       hereinafter defined] of all the powers of the
       Company to allot, issue and deal with additional
       shares of the Company the "Shares"] or securities
       convertible into Shares, or options, warrants
       or similar rights to subscribe for any Shares,
       and to make or grant offers, agreements and
       options which might require the exercise of
       such powers, be and is hereby generally and
       unconditionally approved; the aggregate number
       of Shares allotted or agreed conditionally
       or unconditionally to be allotted [whether
       pursuant to an option or otherwise] by the
       Directors pursuant to the approval given in
       paragraph (a) of this Resolution, otherwise
       than pursuant to: i) a Rights Issue [as hereinafter
       defined]; ii) the exercise of the rights of
       subscription or conversion attaching to any
       warrants issued by the Company or any securities
       which are convertible into Shares; iii) the
       exercise of any options granted under any option
       scheme or similar arrangement for the time
       being adopted for the granting or issue to
       the officers and/or employees of the Company
       and/or any of its subsidiaries of any options
       to subscribe for, or rights to acquire Shares;
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of Shares in lieu
       of the whole or part of a dividend on Shares
       in accordance with the Articles of Association
       of the Company from time to time; shall not
       exceed 20% of the aggregate number of Shares
       in issue at the date of passing this Resolution
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       Articles of Association of the Company or any
       applicable law to be held]

5.B    Authorize the Directors during the Relevant               Mgmt          For                            For
       Period [as hereinafter defined] of all the
       powers of the Company to repurchase Shares
       and outstanding warrants of the Company [the
       "Warrants"] on The Stock Exchange of Hong Kong
       Limited [the "Stock Exchange"] or on any other
       stock exchange on which the Shares and Warrants
       may be listed and recognized for this purpose
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange, subject to
       and in accordance with all applicable laws
       and regulations, be and is hereby generally
       and unconditionally approved; the aggregate
       number of Shares and Warrants which may be
       repurchased by the Company pursuant to paragraph
       (a) of this Resolution during the Relevant
       Period shall not exceed 10% of the aggregate
       number of Shares in issue at the date of the
       passing of this Resolution and 10% of the Warrants
       at the date of the passing of this Resolution
       respectively, and the approval granted under
       paragraph (a) of this Resolution shall be limited
       accordingly; [Authority expires the earlier
       of the conclusion of the next AGM or the expiration
       of the period within which the next AGM is
       to be held by Articles of Association of the
       Company or any applicable law to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       A and B above, the general mandate granted
       to the Directors to exercise the powers of
       the Company to allot, issue or otherwise deal
       with the securities pursuant to Resolution
       A above be and is hereby extended by the addition
       thereto the number of such Shares and Warrants
       repurchased by the Company under the authority
       granted pursuant to Resolution B above, provided
       that such number shall not exceed 10% of the
       aggregate number of Shares in issue at the
       date of the passing of this Resolution




--------------------------------------------------------------------------------------------------------------------------
 SUNDRUG CO.,LTD.                                                                            Agenda Number:  702022043
--------------------------------------------------------------------------------------------------------------------------
        Security:  J78089109
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2009
          Ticker:
            ISIN:  JP3336600006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Expand Business Lines




--------------------------------------------------------------------------------------------------------------------------
 SUPER DE BOER N.V.                                                                          Agenda Number:  701730966
--------------------------------------------------------------------------------------------------------------------------
        Security:  N8414K103
    Meeting Type:  EGM
    Meeting Date:  31-Oct-2008
          Ticker:
            ISIN:  NL0006144503
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.A    Notification of a vacancy in the Supervisory              Non-Voting    No vote
       Board

2.B    Opportunity to make a recommendation for a new            Non-Voting    No vote
       Member of the Supervisory Board

2.C    Recommendation by the Supervisory Board of Mr.            Non-Voting    No vote
       A.D.C.W.J. Stasser

2.D    Appoint Mr. A.D.C.W.J. Stasser as a Member of             Mgmt          For                            For
       the Supervisory Board

3.     Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SUPER DE BOER N.V.                                                                          Agenda Number:  701925729
--------------------------------------------------------------------------------------------------------------------------
        Security:  N8414K103
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  NL0006144503
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING. THANK YOU.

1.     Opening and announcements                                 Non-Voting    No vote

2.     Annual report and report of the Board of Management       Non-Voting    No vote
       and of the Supervisory Board over the FY 2008

3.     Adopt the financial statements 2008                       Mgmt          For                            For

4.     Grant discharge to the Member of the Board of             Mgmt          For                            For
       Management from liability for his management
       during the past FY

5.     Grant discharge to the Member of the Supervisory          Mgmt          For                            For
       Board, including the Member who resigned during
       2008, from liability for their supervision
       during the past FY

6.     Amend the Articles of Association of Super de             Mgmt          For                            For
       Boer N.V. as specified

7.     Grant 160,000 options to Mr. J.G.B. Brouwer;              Mgmt          For                            For
       the options have an exercise price of EUR 2.23,
       vest on 06 NOV 2011 [or directly in the event
       of a change of control] and have a 4 year term

8.A    Approve to extend the appointment of the Board            Mgmt          For                            For
       of Management as the corporate body by 15 months
       as of the date of the present general meeting,
       therefore ending 14 AUG 2010 the appointment
       is requested for 10% of the issued capital
       at the date of this general meeting

8.B    Approve to extend the appointment of the Board            Mgmt          For                            For
       of Management as the corporate body to restrict
       or exclude pre-emption rights by 15 months
       as of the date of the present general meeting,
       therefore ending 14 AUG 2010; the appointment
       is requested for 10% of the issued capital
       at the date of this general meeting

9.     Approve to extent the authorization of the Board          Mgmt          For                            For
       of Management up to and including 14 NOV 2009
       to acquire, by all means of acquisition of
       title, fully paid up shares or depositary receipts
       thereof in the share capital of Super de Boer
       N.V., up to the maximum [i.e. 10%] of the issued
       capital] permitted by the current Articles
       of Association for a consideration which must
       at least be nil and may not exceed the average
       closing price of shares Super de Boer N.V.
       at Euronext Amsterdam during 5 consecutive
       days preceding the day of repurchase increased
       with 10% it is proposed to the General Meeting
       to extend that authority of the Board of Management
       to acquire up to the maximum of 10% of the
       issued capital by 18 months, as of the date
       of the present General Meeting, therefore ending
       14 NOV 2010; it goes without saying that the
       Board of Management will not use the present
       authorization and repurchase shares until Super
       de Boer N.V.'s equity exceeds the legal level
       of Article 2:98 Paragraph 2 under a of the
       Dutch Civil Code

10.    Appoint KPMG Accountants N.V. as the Auditor              Mgmt          For                            For
       to audit the Company's annual accounts for
       the current FY

11.    Other business                                            Non-Voting    No vote

12.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SURUGA BANK LTD.                                                                            Agenda Number:  701991196
--------------------------------------------------------------------------------------------------------------------------
        Security:  J78400108
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3411000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 SWCC SHOWA HOLDINGS CO.,LTD.                                                                Agenda Number:  701994318
--------------------------------------------------------------------------------------------------------------------------
        Security:  J75089110
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3368400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications,
       Allow Use of Treasury Shares for Odd-Lot
       Purchases

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SWEDISH MATCH AB, STOCKHOLM                                                                 Agenda Number:  701893871
--------------------------------------------------------------------------------------------------------------------------
        Security:  W92277115
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SE0000310336
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN         Non-Voting    No vote
       ACCEPT ABSTAIN AS A VALID VOTE OPTION. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 540594 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening of the Meeting and election of Mr. Claes          Non-Voting    No vote
       Beyer as the Chairman of the Meeting

2.     Preparation and approval of the voting list               Non-Voting    No vote

3.     Election of one or two persons, to verify the             Non-Voting    No vote
       minutes

4.     Determination of whether the meeting has been             Non-Voting    No vote
       duly convened

5.     Approval of the agenda                                    Non-Voting    No vote

6.     Presentation of the annual report and the Auditors'       Non-Voting    No vote
       report, the consolidated financial statements
       and the Auditors' report on the consolidated
       financial statements for 2008, the Auditors'
       statement regarding compliance with the principles
       for determination of remuneration to senior
       executives as well as the Board of Directors'
       motion regarding the allocation of profit and
       explanatory statements; in connection therewith,
       the President's address and the Board of Directors'
       report regarding its work and the work and
       function of the Compensation Committee and
       the Audit Committee

7.     Adopt the income statement and balance sheet              Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet

8.     Approve that a dividend be paid to the shareholders       Mgmt          For                            For
       in the amount of SEK 4.10 per share and the
       remaining profits be carried forward, minus
       the funds that may be utilized for a bonus
       issue, provided that the 2009 AGM passes a
       resolution in accordance with a reduction of
       the share capital pursuant to Resolution 10.A,
       as well as a resolution concerning a bonus
       issue pursuant to Resolution 10.B; the record
       date for entitlement to receive a cash dividend
       is 04 MAY 2009; the dividend is expected to
       be paid through Euroclear Sweden AB [formerly
       VPC AB] on 07 MAY 2009

9.     Grant discharge, from liability, to the Board             Mgmt          For                            For
       Members and the President

10.A   Approve to reduce the Company's share capital             Mgmt          For                            For
       of SEK 6,110,045.76 by means of the withdrawal
       of 4,000,000 shares in the Company; the shares
       in the Company proposed for withdrawal have
       been repurchased by the Company in accordance
       with the authorization granted by the general
       meeting of the Company and the reduced amount
       be allocated to a fund for use in repurchasing
       the Company's own shares

10.B   Approve, upon passing of Resolution 10A, to               Mgmt          For                            For
       increase in the Company's share capital of
       SEK 6,110,045.76 through a transfer from non-restricted
       shareholders' equity to the share capital [bonus
       issue]; the share capital shall be increased
       without issuing new shares

11.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       the acquisition, on 1 or more occasions prior
       to the next AGM, of a maximum of as many shares
       as may be acquired without the Company's holding
       at any time exceeding more than 10% of all
       shares in the Company, for a maximum amount
       of SEK 3,000 million; the shares shall be acquired
       on the NASDAQ OMX Nordic Exchange in Stockholm
       Stock Exchange at a price within the price
       interval registered at any given time, i.e.
       the interval between the highest bid price
       and the lowest offer price

12.    Adopt the specified principles for determination          Mgmt          For                            For
       of remuneration and other terms of employment
       for the President and other Members of the
       Group Management team

13.    Approve a Call Option Program for 2009                    Mgmt          For                            For

14.    Approve that the Company issue 1,720,000 call             Mgmt          For                            For
       options to execute the option program for 2008;
       that the Company, in a deviation from the preferential
       rights of shareholders, be permitted to transfer
       of 1,720,000 shares in the Company at a selling
       price of SEK 141.24 per share in conjunction
       with a potential exercise of the call options;
       the number of shares and the selling price
       of the shares covered by the transfer resolution
       in accordance with this item may be recalculated
       as a consequence of a bonus issue of shares,
       a consolidation or split of shares, a new share
       issue, a reduction in the share capital, or
       another similar measure

15.    Approve to determine the number of Members of             Mgmt          For                            For
       the Board of Directors at 7, without Deputies

16.    Approve that the Board of Directors be paid               Mgmt          For                            For
       for the period until the close of the next
       AGM as follows: the Chairman shall receive
       SEK 1,575,000 and the Deputy Chairman shall
       receive SEK 745,000 and the other Board Members
       elected by the meeting shall each receive SEK
       630,000 and, as compensation for committee
       work carried out, be allocated SEK 230,000
       to the Chairmen of the Compensation Committee
       and the Audit Committee respectively and SEK
       115,000 respectively to the other Members of
       these Committees although totaling no more
       than SEK 920,000; and that Members of the Board
       employed by the Swedish Match Group shall not
       receive any remuneration

17.    Re-elect Messrs. Charles A. Blixt, Andrew Cripps,         Mgmt          For                            For
       Karen Guerra, Arne Jurbrant, Conny Karlsson,
       Kersti Strandqvist and Meg Tiveus as the Members
       of the Board of Directors and Mr. Conny Karlsson
       as the Chairman of the Board, and Mr. Andrew
       Cripps as the Deputy Chairman

18.    Amend the Articles of Association                         Mgmt          For                            For

19.    Approve the procedure for appointing Members              Mgmt          For                            For
       to the Nominating Committee and the matter
       of remuneration for the Nominating Committee,
       if any

20.    Adopt the instructions for Swedish Match AB's             Mgmt          For                            For
       Nominating Committee which, in all essentials,
       are identical to those adopted by the 2008
       AGM




--------------------------------------------------------------------------------------------------------------------------
 SYDBANK A/S                                                                                 Agenda Number:  701817162
--------------------------------------------------------------------------------------------------------------------------
        Security:  K9419V113
    Meeting Type:  AGM
    Meeting Date:  05-Mar-2009
          Ticker:
            ISIN:  DK0010311471
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the Board of Director's Report on the             Mgmt          For                            For
       Bank's activities in 2008

2.     Approve the submission of the audited annual              Mgmt          For                            For
       report for adoption

3.     Approve the allocation of Profit according to             Mgmt          For                            For
       the adopted annual report

4.     Elect the Shareholder's Committee Members                 Mgmt          Abstain                        Against

5.     Elect the Auditors                                        Mgmt          Against                        Against

6.     Approve that the specified text be added to               Mgmt          For                            For
       Article 2 [2] of the Articles of Association

7.     Authorize the Board of Directors to raise hybrid          Mgmt          For                            For
       core Capital [Capital injection] in accordance
       with the Danish Act on Government Capital Injections
       in Credit Institutions ["Lov Om Statsligt Kapitalindskud
       I Kreditinstitutter"] provided that the Bank's
       total hybrid core capital does not exceed 35%
       of the Bank's core capital; [Authority will
       remain in force until the next AGM]

8.     Authorize the Board of Directors to allow the             Mgmt          For                            For
       Bank to acquire own shares in the period until
       the next AGM

9.     Approve the proposals submitted by the Board              Mgmt          Abstain                        Against
       of Directors or Shareholders

10.    Any other Business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SYMRISE AG, HOLZMINDEN                                                                      Agenda Number:  701877459
--------------------------------------------------------------------------------------------------------------------------
        Security:  D827A1108
    Meeting Type:  AGM
    Meeting Date:  11-May-2009
          Ticker:
            ISIN:  DE000SYM9999
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 20 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report as well
       as the report by the Board of Managing Directors
       pursuant to sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 90,385,622.94 as follows: payment
       of a dividend of EUR 0.50 per no-par share
       EUR 31,298,972.94 shall be carried forward
       ex-dividend and payable date: 12 MAY 2009

3.     Ratification of the acts of the board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2009 FY and               Mgmt          For                            For
       for the interim financial statements: KPMG
       AG, Hanover

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the existing authorization to acquire
       own shares shall be revoked when the below
       authorization comes into effect the Company
       shall be authorized to acquire own shares of
       up to 10% of its share capital through the
       stock exchange, at a price not deviating more
       than 5% from the market price of the shares,
       or by way of a public repurchase offer to all
       shareholders, at a price not deviating more
       than 10% from the market price of the shares,
       on or before 31 OCT 2010, the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to dispose of the
       shares in a manner other than through the stock
       exchange or by way of a public offer to all
       shareholders against payment in cash if the
       shares are sold at a price not materially below
       their market price, to use the shares for acquisition
       purposes, and to retire the shares




--------------------------------------------------------------------------------------------------------------------------
 SYSMEX CORPORATION                                                                          Agenda Number:  701988620
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7864H102
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3351100007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 T-GAIA CORPORATION                                                                          Agenda Number:  702008877
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8298A101
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3893700009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Change Company's
       Location  to Shibuya Ward, Expand Business
       Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 T.HASEGAWA CO.,LTD.                                                                         Agenda Number:  701780492
--------------------------------------------------------------------------------------------------------------------------
        Security:  J83238105
    Meeting Type:  AGM
    Meeting Date:  18-Dec-2008
          Ticker:
            ISIN:  JP3768500005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 TACHI-S CO.,LTD.                                                                            Agenda Number:  702005530
--------------------------------------------------------------------------------------------------------------------------
        Security:  J78916103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3465400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against

7      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 TAIKISHA LTD.                                                                               Agenda Number:  702006051
--------------------------------------------------------------------------------------------------------------------------
        Security:  J79389102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3441200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Reduce Term of
       Office of   Directors to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAIYO NIPPON SANSO CORPORATION                                                              Agenda Number:  701990752
--------------------------------------------------------------------------------------------------------------------------
        Security:  J55440119
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3711600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TAIYO YUDEN CO.,LTD.                                                                        Agenda Number:  701987969
--------------------------------------------------------------------------------------------------------------------------
        Security:  J80206113
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3452000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAKAMATSU CONSTRUCTION GROUP CO.,LTD.                                                       Agenda Number:  702014515
--------------------------------------------------------------------------------------------------------------------------
        Security:  J80443104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3457900003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAKARA HOLDINGS INC.                                                                        Agenda Number:  701996603
--------------------------------------------------------------------------------------------------------------------------
        Security:  J80733108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3459600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TAKARA STANDARD CO.,LTD.                                                                    Agenda Number:  702019793
--------------------------------------------------------------------------------------------------------------------------
        Security:  J80851116
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3460000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Directors and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TAKASAGO INTERNATIONAL CORPORATION                                                          Agenda Number:  702005453
--------------------------------------------------------------------------------------------------------------------------
        Security:  J80937113
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3454400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Allow Use of Electronic Systems   for
       Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TAKASAGO THERMAL ENGINEERING CO.,LTD.                                                       Agenda Number:  702010125
--------------------------------------------------------------------------------------------------------------------------
        Security:  J81023111
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3455200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors

7      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAKKT AG, STUTTGART                                                                         Agenda Number:  701867345
--------------------------------------------------------------------------------------------------------------------------
        Security:  D82824109
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  DE0007446007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 15 APR 2009 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 67,101,125.42 as follows: payment
       of a dividend of EUR 0.32 plus a special dividend
       of EUR 0.48 per no-par share EUR 14,612,860.62
       shall be carried forward Ex-dividend and payable
       date: 07 MAY 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appoint the Auditors for the 2009 FY: Ebner               Mgmt          For                            For
       Stolz Moenning Bachem GmbH + Co. KG, Stuttgart

6.     Elect Dr. Klaus Wiegel as the Supervisory Board           Mgmt          Against                        Against

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital
       through the stock exchange or the open market
       at a price not differing more than 10% from
       the market price of the shares or by way of
       are purchase offer at a price not differing
       more than 20% from their market price, on or
       before 05 NOV 2010 the Board of Managing Directors
       shall be authorized to retire the shares, to
       dispose of the shares in a manner other than
       the stock exchange or an offer to all shareholders
       if the shares are sold at a price not materially
       below their market price, and to use the shares
       in connection with mergers and acquisitions

8.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital, the creation of new authorized
       capital, and the correspondent amendment to
       the Article of Associative the existing authorized
       capital approved by the shareholders. meeting
       of 03 MAY 2005, shall be revoked the Board
       of Managing Directors shall be authorized,
       with the consent of the Supervisor Board, to
       increase the share capital by up to EUR 32,805,165.50
       through the issue of new no-par shares against
       cash payment, during a period of five years
       Shareholders subscription rights may be excluded
       for residual amounts

9.     Amendment to Section 8(2) of the Articles of              Mgmt          For                            For
       Association re. the election of a new chairman/
       deputy chairman in the event that one of them
       leaves office prematurely Entitled to vote
       are those shareholders of record on 15 APR
       2009, who provide written evidence of such
       holding and who register with the Company on
       or before 29 APR 2009




--------------------------------------------------------------------------------------------------------------------------
 TAKUMA CO.,LTD.                                                                             Agenda Number:  702010365
--------------------------------------------------------------------------------------------------------------------------
        Security:  J81539108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3462600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Reduction of Legal Reserve and Approve            Mgmt          For                            For
       Appropriation of Profits

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TANDBERG ASA                                                                                Agenda Number:  701877043
--------------------------------------------------------------------------------------------------------------------------
        Security:  R88391108
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  NO0005620856
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting by the Chairman of the             Mgmt          For                            For
       Board, and summary of the shareholders present

2.     Elect a Chairman for the meeting and 2 persons            Mgmt          For                            For
       to countersign the minutes

3.     Approve the notice and agenda                             Mgmt          For                            For

4.     Approve the Management's status report                    Mgmt          For                            For

5.     Approve the annual accounts for 2008, including           Mgmt          For                            For
       proposed dividend

6.     Approve the consultative voting on the declaration        Mgmt          For                            For
       of executive compensation guidelines

7.     Approve to determine the fees payable to the              Mgmt          For                            For
       Board of Directors, Committee and the Auditor

8.     Elect the Board of Directors, Nomination Committee        Mgmt          For                            For
       and the Auditor

9.     Approve the capital reduction by the cancellation         Mgmt          For                            For
       of treasury sales

10.    Grant authority to acquire own shares                     Mgmt          For                            For

11.    Grant authority to increase the Company's share           Mgmt          For                            For
       capital by share issues




--------------------------------------------------------------------------------------------------------------------------
 TAYLOR NELSON SOFRES PLC                                                                    Agenda Number:  701652314
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8693M109
    Meeting Type:  OGM
    Meeting Date:  18-Jul-2008
          Ticker:
            ISIN:  GB0001915395
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the Merger with GFK Aktiengescellschaft;         Mgmt          For                            For
       the authorized share capital of the Company
       be increased; the Directors be authorized to
       allot relevant securities; and the waiver by
       the takeover panel in respect of the rules
       9 of the city code

s.2    Amend the Articles of Association of the Company          Mgmt          For                            For
       conditionally on the merger completing

s.3    Approve the name of the Company be changed to             Mgmt          For                            For
       GFK-TNS Plc conditionally on the merger completing




--------------------------------------------------------------------------------------------------------------------------
 TCL COMMUNICATION TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                      Agenda Number:  701721551
--------------------------------------------------------------------------------------------------------------------------
        Security:  G87016104
    Meeting Type:  EGM
    Meeting Date:  16-Oct-2008
          Ticker:
            ISIN:  KYG870161042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Equipment Purchase Agreement       Mgmt          For                            For
       [as defined in the circular to TCL Communication
       Technology Holdings Limited [the Company] dated
       29 SEP 2008 [the Circular], the terms and the
       transactions thereunder; and authorize any
       Director of the Company to take any step and
       execute such other documents as they consider
       necessary, desirable or expedient to carry
       out or give effect to or otherwise in connection
       with the Equipment Purchase Agreement or the
       transactions contemplated thereby

2.     Approve and ratify the Deposit Services under             Mgmt          For                            For
       the Renewal Agreement [as defined in the Circular],
       the terms and the transactions thereunder,
       together with the relevant proposed in relation
       to such transactions for the 3 FY ending 31
       DEC 2011 as set out in the Circular; and authorize
       any Director of the Company to take any step
       and execute such other documents as they consider
       necessary, desirable or expedient to carry
       out or give effect to or otherwise in connection
       with the Renewal Agreement or the transactions
       contemplated thereby




--------------------------------------------------------------------------------------------------------------------------
 TCL COMMUNICATION TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                      Agenda Number:  701792423
--------------------------------------------------------------------------------------------------------------------------
        Security:  G87016104
    Meeting Type:  EGM
    Meeting Date:  22-Jan-2009
          Ticker:
            ISIN:  KYG870161042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR IN 'AGAINST' FOR RESOLUTION
       1. THANK YOU.

1.     Approve, subject to and conditional upon the              Mgmt          For                            For
       granting by the Listing Committee of the Stock
       Exchange of Hong Kong Limited of the listing
       of, and permission to deal in, the Consolidated
       Shares [as specified]: a) every 10 existing
       issued and unissued ordinary shares of par
       value HKD 0.1 each in the share capital of
       the Company be consolidated into 1 ordinary
       share of par value HKD 1.00 [Consolidated Share]
       and such consolidation shall take effect on
       the next business day, being any day [other
       than Saturday, Sunday or public holiday] on
       which licensed banks in Hong Kong are generally
       open for business throughout their normal business
       hours, immediately following the date on which
       this Resolution is passed; b) the Consolidated
       Shares shall rank pari passu in all respects
       with each other in accordance with the Memorandum
       of Association and Articles of Association
       of the Company; c) all fractional Consolidated
       Shares will be disregarded and not be issued
       to the holders of the existing ordinary shares
       of the Company but all fractional Consolidated
       Shares will be aggregated and, if possible,
       sold for the benefit of the Company; and authorize
       the Directors of the Company to do all such
       acts and things and execute all such documents,
       including under the seal of the Company, where
       applicable, as they consider necessary or expedient
       to implement and give effect to the arrangements
       set out in this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE.IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TCL MULTIMEDIA TECHNOLOGY HOLDINGS LTD                                                      Agenda Number:  701747428
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8701T104
    Meeting Type:  EGM
    Meeting Date:  25-Nov-2008
          Ticker:
            ISIN:  KYG8701T1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Approve the proposed annual caps for the 3 financial      Mgmt          For                            For
       years ending 31 DEC 2011 in respect of the
       transactions under the TCL Trademark License
       Agreement [as specified]

2.     Approve and ratify the second supplemental agreement      Mgmt          For                            For
       dated 09 OCT 2008 to the Master Overseas Supply
       Agreement [as specified], the terms and the
       transactions there under [as specified] together
       with the relevant proposed annual caps in relation
       to such transactions for the 3 financial years
       ending 31 DEC 2011 as specified [as specified]
       and authorize any Director of the Company to
       take such action, do such things and execute
       such further documents or deed, as such Director
       may, in his opinion, deem necessary or desirable
       for the purpose of implementing or giving effect
       to the said second supplemental agreement or
       the transactions contemplated thereby

3.     Approve and ratify the Master Sourcing [Renewal]          Mgmt          For                            For
       Agreement [as specified], the terms and the
       transactions there under [as specified], together
       with the relevant proposed annual caps in relation
       to such transactions for the 3 financial years
       ending 31 DEC 2011 as specified; and authorize
       any Director of the Company to take any step
       and execute such other documents as they consider
       necessary, desirable or expedient to carry
       out or give effect to or otherwise in connection
       with the Master Sourcing [Renewal] Agreement
       or the transactions contemplated thereby

4.     Approve and ratify the Master Supply [Renewal]            Mgmt          For                            For
       Agreement [as specified], the terms and the
       transactions there under [as specified], together
       with the relevant proposed annual caps in relation
       to such transactions for the 3 financial years
       ending 31 DEC 2011 as specified; and authorize
       any Director of the Company to take any step
       and execute such other documents as they consider
       necessary, desirable or expedient to carry
       out or give effect to or otherwise in connection
       with the Master Supply [Renewal] Agreement
       or the transactions contemplated thereby

5.     Approve and ratify the Deposit Services under             Mgmt          Against                        Against
       the Financial Services Framework [Renewal]
       Agreement [as specified], the terms and the
       transactions there under [as specified], together
       with the relevant proposed caps in relation
       to such transactions for the 3 financial years
       ending 31 DEC 2011 as specified; and authorize
       any Director of the Company to take any step
       and execute such other documents as they consider
       necessary, desirable or expedient to carry
       out or give effect to or otherwise in connection
       with the Financial Services Framework [Renewal]
       Agreement or the transactions contemplated
       thereby

6.     Approve and ratify the supplemental agreement             Mgmt          For                            For
       dated 09 OCT 2008 to the Master Logistics Service
       Supply Agreement [as specified], the terms
       and the transactions there under [as specified],
       together with the relevant proposed annual
       caps in relation to such transactions for the
       3 financial years ending 31 DEC 2011 as specified;
       and authorize any Director of the Company to
       take any step and execute such other documents
       as they consider necessary, desirable or expedient
       to carry out or give effect to or otherwise
       in connection with the supplemental agreement
       to the Master Logistics Service Supply Agreement
       or the transactions contemplated thereby

7.     Approve and ratify the Master Subcontracting              Mgmt          For                            For
       [Renewal] Agreement [as specified], the terms
       and the transactions there under [as specified],
       together with the relevant proposed annual
       caps in relation to such transactions for the
       3 financial years ending 31 DEC 2011 as specified;
       and authorize any Director of the Company to
       take any step and execute such other documents
       as they consider necessary, desirable or expedient
       to carry out or give effect to or otherwise
       in connection with the Master Subcontracting
       [Renewal] Agreement or the transactions contemplated
       thereby

8.     Approve and ratify the supplemental agreement             Mgmt          For                            For
       dated 09 OCT 2008 to the Master Call Centre
       Services Supply Agreement [as specified], the
       terms and the transactions there under [as
       specified], together with the relevant proposed
       annual caps in relation to such transactions
       for the 3 financial years ending 31 DEC 2011
       as specified; and authorize any Director of
       the Company to take any step and execute such
       other documents as they consider necessary,
       desirable or expedient to carry out or give
       effect to or otherwise in connection with the
       supplemental agreement to the Master Call Centre
       Services Supply Agreement or the transactions
       contemplated thereby

9.     Approve and ratify the Loan and Charge Agreement          Mgmt          For                            For
       [as specified], the terms and the transactions
       there under [as specified], together with the
       relevant proposed annual caps in relation to
       such transactions for the 3 financial years
       ending 31 DEC 2010 as specified; and authorize
       any Director of the Company to take any step
       and execute such other documents as they consider
       necessary, desirable or expedient to carry
       out or give effect to or otherwise in connection
       with the Loan and Charge Agreement or the transactions
       contemplated thereby

10.    Approve and ratify the New Lease Framework [Tenant]       Mgmt          For                            For
       Agreement [as specified], the terms and the
       transactions there under [as specified], together
       with the relevant proposed annual caps in relation
       to such transactions for the 3 financial years
       ending 31 DEC 2011 as specified; and authorize
       any Director of the Company to take any step
       and execute such other documents as they consider
       necessary, desirable or expedient to carry
       out or give effect to or otherwise in connection
       with the New Lease Framework [Tenant] Agreement
       or the transactions contemplated thereby

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TCL MULTIMEDIA TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                         Agenda Number:  701651552
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8701T104
    Meeting Type:  EGM
    Meeting Date:  15-Jul-2008
          Ticker:
            ISIN:  KYG8701T1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the execution of the subscription      Mgmt          For                            For
       agreements [the 'Subscription Agreements']
       dated 30 MAY 2008 and entered into between
       the Company and the Subscribers [as defined
       in the circular of the Company dated 27 JUN
       2008], respectively, in relation to the subscription
       of 4,386,432,755 shares of HKD 0.10 each in
       the share capital of the Company [the 'Subscription
       Shares'] at a price of HKD 0.275 per Subscription
       Share [the 'Subscription'], as specified, for
       identification purpose and the Subscription
       and the performance by the Company thereof
       and the transactions contemplated thereby;
       and authorize any 1 or more of the Directors
       to sign or execute such other documents or
       supplemental agreements or deeds on behalf
       of the Company and to do all such things and
       take all such actions as he or they may consider
       necessary or desirable for the purpose of giving
       effect to the Subscription Agreements and completing
       the transactions contemplated by the Subscription
       Agreements with such changes as any such Director[s]
       may consider necessary, desirable or expedient

2.     Approve and ratify, conditional upon the Ordinary         Mgmt          For                            For
       Resolution no.1 contained in this notice of
       the EGM of which this resolution forms part
       being approved, the execution of the assignment
       agreement [the 'Assignment Agreement'] dated
       30 MAY 2008 and entered into between the Company
       and T.C.L. Industries Holdings [H.K.] Limited,
       in relation to the assignment of the loans
       in the aggregate amount of HKD HKD 117,524,522.3
       due and payable by TCL Holdings [BVI] Limited
       and TCL International Electronics [BVI] Limited,
       each a wholly owned subsidiary of the Company,
       by T.C.L. Industries Holdings [H.K.] Limited
       to the Company, at a consideration by the issue
       and allotment of 427,361,899 shares of HKD
       0.10 each in the share capital of the Company
       [the 'Consideration Shares'] at a price of
       HKD 0.275 per Consideration Share [the 'Assignment
       of Loan'], as specified, for identification
       purpose and the Assignment of Loan and the
       performance by the Company thereof and the
       transactions contemplated thereby; and authorize
       any 1 or more of the Directors to sign or execute
       such other documents or supplemental agreements
       or deeds on behalf of the Company and to do
       all such things and take all such actions as
       he or they may consider necessary or desirable
       for the purpose of giving effect to the Assignment
       Agreement and completing the transactions contemplated
       by the Assignment Agreement with such changes
       as any such Director[s] may consider necessary,
       desirable or expedient

3.     Approve, conditional upon the ordinary Resolution         Mgmt          For                            For
       nos. 1 and 2 contained in this notice of the
       EGM of which this resolution forms part being
       approved, the waiver for T.C.L. Industries
       Holdings [H.K.] Limited and its parties acting
       in concert from the obligations which may arise
       under Rule 26 of the Hong Kong Code on Takeovers
       and Mergers promulgated by the Securities and
       Futures Commission to make a general offer
       for all the shares of the Company not already
       owned or agreed to be acquired by them as a
       result of the completion of the Subscription
       [as defined in the Ordinary Resolution no.
       1 contained in this notice of the EGM of which
       this resolution forms part) and the Assignment
       of Loan [as defined in the Ordinary Resolution
       no. 2 contained in this notice of the EGM of
       which this resolution forms part]

4.     Authorize the Directors, conditional upon the             Mgmt          For                            For
       Ordinary Resolutions nos. 1 and 3 contained
       in this notice of the EGM of which this resolution
       forms part being approved and becoming unconditional
       and effective, to issue and allot 4,386,432,755
       shares of HKD 0.10 each in the share capital
       of the Company to the Subscribers [or to such
       other person or persons as they may nominate]
       upon the completion of the Subscription [as
       defined in the Ordinary Resolution no. 1 contained
       in this notice of the EGM of which this resolution
       forms part] pursuant to the terms of the Subscription
       Agreements [as defined in the ordinary resolution
       no. 1 contained in this notice of the EGM of
       which this resolution forms part]

5.     Authorize the Directors, conditional upon the             Mgmt          For                            For
       Ordinary Resolutions nos. 2 and 3 contained
       in this notice of the EGM of which this resolution
       forms part being approved and becoming unconditional
       and effective, to issue and allot 427,361,899
       shares of HKD 0.10 each in the share capital
       of the Company to T.C.L. Industries Holdings
       [H.K.] Limited [or to such other person or
       persons as it may nominate] upon the completion
       of the Assignment of Loan [as defined in the
       Ordinary Resolution no. 2 contained in this
       notice of the EGM of which this resolution
       forms part] pursuant to the terms of the Assignment
       Agreement [as defined in the ordinary resolution
       no. 2 contained in this notice of the Extraordinary
       General Meeting of which this resolution forms
       part]




--------------------------------------------------------------------------------------------------------------------------
 TCL MULTIMEDIA TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                         Agenda Number:  701673318
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8701T104
    Meeting Type:  EGM
    Meeting Date:  15-Aug-2008
          Ticker:
            ISIN:  KYG8701T1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the execution of the Subscription      Mgmt          For                            For
       Agreements [the Subscription Agreements] dated
       30 MAY 2008 and entered into between the Company
       and the Subscribers [as specified], respectively,
       in relation to the subscription of 4,386,432,755
       shares of HKD 0.10 each in the share capital
       of the Company [the Subscription Shares] at
       a price of HKD 0.275 per Subscription Share
       [the Subscription], [as specified] and the
       Subscription and the performance by the Company
       thereof and the transactions contemplated thereby;
       authorize any 1 or more of the Directors to
       sign or execute such other documents or supplemental
       agreements or deeds on behalf of the Company
       and to do all such things and take all such
       actions as he or they may consider necessary
       or desirable for the purpose of giving effect
       to the Subscription Agreements and completing
       the transactions contemplated by the Subscription
       Agreements with such changes as any such Director(s)
       may consider necessary, desirable or expedient;
       and approve the waiver for TCL Industries Holdings
       [HK] Limited and its parties acting in concert
       from the obligations which may arise under
       Rule 26 of the Hong Kong Code on Takeovers
       and Mergers promulgated by the Securities and
       Futures Commission to make a general offer
       for all the shares of the Company not already
       owned or agreed to be acquired by them as a
       result of the completion of the Subscription;
       and authorize the Directors to issue and allot
       4,386,432,755 shares of HKD 0.10 each in the
       share capital of the Company to the Subscribers
       [or to such other person or persons as they
       may nominate] upon the completion of the Subscription
       pursuant to the terms of the Subscription Agreements




--------------------------------------------------------------------------------------------------------------------------
 TCL MULTIMEDIA TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                         Agenda Number:  701792435
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8701T104
    Meeting Type:  EGM
    Meeting Date:  22-Jan-2009
          Ticker:
            ISIN:  KYG8701T1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve, subject to and conditional upon the              Mgmt          For                            For
       granting by the listing committee of the Stock
       Exchange of Hong Kong Limited of the listing
       of, and permission to deal in, the Consolidated
       Shares: (a) every 10 existing issued and unissued
       ordinary shares of par value HKD 0.1 each in
       the share capital of the Company be consolidated
       into one ordinary share of par value HKD 1.00
       ['Consolidated Share'] and such consolidation
       shall take effect on the next business day,
       being any day (other than Saturday, Sunday
       or public holiday) on which licensed banks
       in Hong Kong are generally open for business
       throughout their normal business hours, immediately
       following the date on which this resolution
       is passed; (b) the Consolidated Shares shall
       rank pari passu in all respects with each other
       in accordance with the Memorandum of association
       and Articles of Association of the Company;
       (c) all fractional Consolidated Shares will
       be disregarded and not be issued to the holders
       of the existing ordinary shares of the Company
       but all fractional consolidated shares will
       be aggregated and, if possible, sold for the
       benefit of the Company; and authorize the Directors
       of the Company to do all such acts and things
       and execute all such documents, including under
       the seal of the Company, where applicable,
       as they consider necessary or expedient to
       implement and give effect to the arrangements
       set out in this resolution

2.     Re-elect Mr. Huang Xubin, as a Director, who              Mgmt          For                            For
       retiring and authorize the Board of Directors
       of the Company to fix Mr. Huang Xubin's remuneration
       as a Director

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TCL MULTIMEDIA TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                         Agenda Number:  701886840
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8701T138
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  KYG8701T1388
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the consolidated audited financial      Mgmt          For                            For
       statements and the reports of the Directors
       of the Company [the Directors] and the Independent
       Auditors [the Auditors] for the YE 31 DEC 2008

2.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       and to authorize the Board of Directors to
       fix their remuneration

3.     Elect Mr. Yu Guanghui as an Executive Director            Mgmt          Against                        Against

4.a    Re-elect Mr. Leong Yue Wing as an Executive               Mgmt          Against                        Against
       Director

4.b    Re-elect Mr. Shi Wanwen as an Executive Director          Mgmt          Against                        Against

4.c    Re-elect Mr. Albert Thomas Da Rosa, Junior as             Mgmt          Against                        Against
       an Non-Executive Director until the conclusion
       of the next AGM of the Company

4.d    Re-elect Mr. Tang Guliang as an Independent               Mgmt          For                            For
       Non-Executive Director until the conclusion
       of the next AGM of the Company

5.a    Re-elect Mr. Robert Maarten Westerhof as an               Mgmt          For                            For
       Independent Non-Executive Director until the
       conclusion of the next AGM of the Company

5.b    Re-elect Ms. Wu Shihong as an Independent Non-Executive   Mgmt          For                            For
       Director and to hold office until the conclusion
       of the next AGM of the Company

6.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

7.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with unissued shares in the
       Company [Share] or securities convertible into
       Shares or options, warrants or similar rights
       to subscribe for any Shares or such convertible
       securities and to make or grant offers, agreements
       or options which would or might require the
       exercise of such powers either during or after
       the relevant period, in addition to any Shares
       which may be issued from time to time (a) on
       a rights issue or (b) upon the exercise of
       any options under any option scheme or similar
       arrangement for the time being adopted for
       the grant or issue of Shares or rights to acquire
       Shares or (c) upon the exercise of rights of
       subscription or conversion attaching to any
       warrants or convertible bonds issued by the
       Company or any securities which are convertible
       into Shares the issue of which warrants and
       other securities has previously been approved
       by shareholders of the Company or (d) as any
       scrip dividend or similar arrangements pursuant
       to the Articles of Association of the Company,
       not exceeding 20% of the issued share capital
       of the Company as at the date of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       law to be held]

8.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period, to purchase shares, subject
       to and in accordance with all applicable laws,
       to procure the Company to repurchases shares
       at such price as the Directors may at their
       discretion determine, and the aggregate nominal
       amount of shares of the Company purchased by
       the Company pursuant to the approval in this
       resolution shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the AGM;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       law to be held]

9.     Approve, subject to the availability of unissued          Mgmt          For                            For
       share capital and conditional upon the Resolutions
       7 and 8 being passed, the aggregate nominal
       amount of the shares which are repurchased
       by the Company pursuant to and in accordance
       with Resolution 8 shall be added to the aggregate
       nominal amount of the share capital of the
       Company that may be allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       pursuant to and in accordance with Resolution
       7




--------------------------------------------------------------------------------------------------------------------------
 TDG PLC, LONDON                                                                             Agenda Number:  701680995
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8706R103
    Meeting Type:  OGM
    Meeting Date:  03-Sep-2008
          Ticker:
            ISIN:  GB0002570330
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, for the purpose of implementing the              Mgmt          Against                        Against
       Scheme of arrangement dated 11 AUG 2008 [the
       Scheme] between the Company and the holders
       of the Scheme Shares and the Laxey Scheme Shares
       [as specified in the Scheme], produced to this
       meeting or subject to such modification; addition
       or condition approved or imposed by the Court
       and agreed to by LIT plc [Bidco] and the Company
       (1) upon delivery of an office copy of the
       order of the Court sanctioning the Scheme to
       the Registrar of Companies in England and Wales:
       a) each of the Scheme Shares [as specified
       in the Scheme] will be subdivided and reclassified
       as i) any Scheme Shares in respect of which
       no valid election has been made to receive
       the Alternative Consideration [as specified
       in the Scheme], will be subdivided into 250
       ordinary shares of 1/250 pence each and such
       shares will be reclassified into A ordinary
       shares of 1/250 pence each [A ordinary Shares];
       ii) any Scheme Shares in respect of which an
       unconditional alternative consideration election
       [as specified in the Scheme] has been made,
       but in respect of which no mix and match election
       [as specified in the Scheme], has been made,
       will be subdivided into 250 ordinary shares
       of 1/259 pence each and 200 of such shares
       will be reclassified into A ordinary shares
       and 50 of such shares will be reclassified
       into B ordinary shares of 1/250 pence each
       [B ordinary shares]; iii) any Scheme Shares
       in respect of which a conditional alternative
       consideration election [as specified in the
       Scheme] has been made, but in respect of which
       no mix and match election [as specified in
       the Scheme], has been made, will be subdivided
       into 250 ordinary shares of 1/250 pence each
       and 200 shares will be reclassified into A
       ordinary Shares and 50 of such shares will
       be reclassified in to C ordinary, ordinary
       shares of 1/250 pence each [C ordinary Shares];
       iv) any Scheme Shares in respect of which an
       unconditional alternative consideration Election
       has been made, and in respect of which a mix
       and match election has also been made, will
       be subdivided into 250 ordinary shares of 1/250
       pence each and a certain number [calculated
       pursuant to Clause 2.1 of the Scheme] of such
       shares will be reclassified into A ordinary
       Shares, 50 of such shares will be reclassified
       into B ordinary shares and a certain number
       [calculated pursuant to Clause 2.1 of the Scheme]
       of such shares will be reclassified into D
       ordinary shares of 1/250 pence each [D ordinary
       shares]; v) any Scheme Shares in respect of
       which a conditional alternative consideration
       election has been made, and in respect of which
       a mix and match election has also been made,
       will be subdivided into 250 ordinary shares
       of 1/250 pence each and a certain number [calculated
       pursuant to Clause 2.2 of the Scheme] of such
       shares will be reclassified into A ordinary
       shares, 50 of such shares will be reclassified
       into C ordinary shares and a certain number
       [calculated pursuant to Clause 2.2 of the Scheme)
       of such shares will be reclassified into E
       ordinary shares of 1/250 pence each [E ordinary
       shares]; b) each of the Laxey Scheme Shares
       [as specified in the Scheme] will be subdivided
       into 250 ordinary shares of 1/250 pence each
       and all of such shares will be reclassified
       into F ordinary shares 1/250 pence each [F
       ordinary shares]; Amend Article l(A) of the
       Articles of Association of the Company, as
       specified, with effect from the subdivisions
       and reclassification referred to this resolution
       3) contingently upon the subdivision and reclassification
       referred to Paragraph [1] taking effect and
       the requisite entries having been made in the
       register of Members of the Company, the share
       capital of the Company be reduced by canceling
       and extinguishing all of the A ordinary shares,
       the B ordinary shares, the C ordinary shares,
       the D ordinary shares, the E ordinary shares,
       and the F ordinary shares; 4) approve the forth
       with and contingently upon the reduction of
       capital referred to Paragraph [3] taking effect
       and this notwithstanding anything to the contrary
       in the Company's Articles of Association: a)
       the authorized share capital of the Company
       be increased to its former amount by the creation
       of such number of new ordinary shares of 1/250
       pence each [the New Ordinary Shares] as shall
       be equal to the aggregate number of A ordinary
       shares, B ordinary shares, C ordinary shares,
       D ordinary shares, E ordinary shares and F
       ordinary shares cancelled pursuant to Paragraph
       (3); b) the reserve arising in the books of
       account of the Company as a result of the said
       reduction of capital referred to Paragraph
       [3] be applied in paying up in full at par
       the new ordinary shares so created, which will
       be allotted and issued credited as fully paid
       to Bidco or its nominee(s); c) authorize the
       Directors of the Company for the purposes of
       Section 80 of the Companies Act 1985 to allot
       the new ordinary shares, provided that the
       maximum aggregate nominal amount of shares
       which may be allotted under this authority
       will be the aggregate nominal amount of the
       new ordinary shares created pursuant to this
       resolution, [Authority will expire on the 5th
       anniversary of this resolution and (3) this
       authority will be in addition and without prejudice
       to any other authority under the said Section
       80 previously granted and in force on the date
       on which this resolution is passed; 5) and
       amend the new Article 1(A) Articles of Association
       of the Company, with effect from and contingently
       upon the issue of the new ordinary shares pursuant
       to Paragraph [4][b], l[A].1 the authorized
       share capital of the Company is GBP 49,605,773.844
       divided into ordinary shares of 1 pence each
       [ordinary shares], ordinary shares of 1/250
       pence each [new ordinary shares] and 136,907,501
       B shares of 34.4 pence each [B Shares] 1(A).2
       the new ordinary shares will rank equally with
       and have the same rights as those attaching
       to the ordinary shares save in relation to
       the difference in nominal value and save as
       specified in the Article 148; 6) approve, with
       effect from the passing of this resolution,
       the Articles of Association of the Company
       be altered by the adoption and inclusion of
       the specified new Article 148 as specified;
       7) adopt, the special resolution passed at
       the AGM of the Company on 09 MAY 2008 that,
       with effect from 00.01 a.m. on 01 OCT 2008,
       the amended Article of Association produced
       to said meeting as the Articles of Association
       of the Company in substitution for, and to
       the exclusion of, the existing Articles of
       Association; will cease to be effective, and
       that no such Articles will be adopted on 01
       OCT 2008 but instead the existing Articles
       of Association, as amended pursuant to the
       proceeding Paragraphs of this resolution will
       remain in force




--------------------------------------------------------------------------------------------------------------------------
 TDG PLC, LONDON                                                                             Agenda Number:  701681000
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8706R103
    Meeting Type:  CRT
    Meeting Date:  03-Sep-2008
          Ticker:
            ISIN:  GB0002570330
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION FOR THIS MEETING TYPE. PLEASE CHOOSE
       BETWEEN "FOR" AND "AGAINST" ONLY. SHOULD YOU
       CHOOSE TO VOTE "ABSTAIN" FOR THIS MEETING,
       YOUR VOTE WILL BE DISREGARDED BY THE ISSUER
       OR ISSUER'S AGENT.

1.     Approve the Scheme of Arrangement [the Scheme]            Mgmt          Against                        Against
       to be made between TDG PLC [the Company] and
       the holders of the Scheme Shares and the Laxey
       Scheme Shares [as specified in the Scheme]




--------------------------------------------------------------------------------------------------------------------------
 TECHNICAL OLYMPIC SA                                                                        Agenda Number:  701653570
--------------------------------------------------------------------------------------------------------------------------
        Security:  X8936X137
    Meeting Type:  OGM
    Meeting Date:  30-Jul-2008
          Ticker:
            ISIN:  GRS403103005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements, parent           Mgmt          No Action
       and consolidated for the FY 2007 together with
       the Board of Director's and the Chartered Auditor's
       relevant reports

2.     Approve in a unified base of the non final financial      Mgmt          No Action
       statements due to the merge [with the group
       Tousa Inc] of the period 01 JAN 2007 to 30
       SEP 2007, instead of the period 01 JAN 2007
       to 31 DEC 2007 in which, the final numbers
       was not delivered to us, in time the final
       financial statements for the period 1/1-3/12/2007
       if the relevant numbers will be delivered to
       us and published in time the final unified
       financial statements of our Company

3.     Grant discharge to the Board of Director Member           Mgmt          No Action
       and the Chartered Auditors from any liability
       of indemnity for the FY 2007 for the Company

4.     Grant Discharge to the Board of Director Member           Mgmt          No Action
       and the Chartered Auditors from any liability
       of indemnity for the FY 2007 for the Company
       and the group

5.     Elect the Chartered Auditors Company for 2008             Mgmt          No Action
       and approve to determine their salaries

6.     Elect the new Board of Directors                          Mgmt          No Action

7.     Approve the grand of permission in order of               Mgmt          No Action
       restructuring the structure of the Company
       and the Group

8.     Approve the establishement of offices and branch          Mgmt          No Action
       offices to Russia

9.     Authorize, according to Article 23 Paragraph              Mgmt          No Action
       1 of the C.L. 2190/1920 as it was replaced
       from the Paragraph 2 Artilcle 32 of the C.L
       3604/2007 to the Board of Directors Member
       and the Managers in order to participate in
       other Companies Board of Directors or Manageers
       acting for their purpose of or third parties
       purposes, acts tha have similar business goals
       with the Company and to participate as general
       partners to Companies who aim the same buisiness
       goals

10.    Approve the remuneration paid to the Board of             Mgmt          No Action
       Directors Members for the FY 2007 according
       to the provisions of the Article 24 Paragraph
       2 of the C.L.2190/1920

11.    Approve to pre-approve the remuneration of the            Mgmt          No Action
       Board of Director's for the FY 2008 and confirmation
       of the preapproved remunerations to the Board
       of Directors from previous FY's, which had
       been from the shareholders GM according to
       the provisons of Article 24 Paragraph 2 of
       the C.L 2190/1920

12.    Approve the according to Article 23 a, Paragraph          Mgmt          No Action
       2 of the C.L. 2190/1 920 for the joining work
       contracts between the Company and the group
       and the Members of the Board of Directors,
       staff which have force on the Company the husbands
       and the relatives of those people and a degree
       relationship until 3 grade, as well as the
       legal people, who are controlled by their superiors

13.    Approve the Stock Option Plan to the Board of             Mgmt          No Action
       Directors Members and the stuff of the Company
       as well as to associated Company's or via share
       capital increase or distribution of own shares

14.    Approve the Capitalizingtion of taxable reserves          Mgmt          No Action
       for distribution of free shares to the Members
       of the Board of Directors the stuff of hte
       Company as well as to associated Companies

15.    Approve the purchase of own shares from the               Mgmt          No Action
       Company Article 16 of the C.L.2190/1920 as
       it was replaced by C.L.3604/07

16.    Amend the Articles 11, 13, 14, 18, 22 of the              Mgmt          No Action
       Company's Articles of Association according
       to the provisions of C.L. 2190/1920 as it was
       modified by C.L. 3604/07

17.    Various announcements                                     Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TECHNICAL OLYMPIC SA                                                                        Agenda Number:  701672568
--------------------------------------------------------------------------------------------------------------------------
        Security:  X8936X137
    Meeting Type:  OGM
    Meeting Date:  19-Aug-2008
          Ticker:
            ISIN:  GRS403103005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements for               Mgmt          No Action
       FY 2007 after presentation of the related reports
       of the Board of Directors and the Chartered
       Auditors

2.     Approve a consolidated basis, either of the               Mgmt          No Action
       non confirmed financial statements due to the
       Incorporation towards the subsidiary Company
       Tousa Inc, for the period 01 JAN 2007 until
       30 SEP 2007 instead of 01 JAN 2007, 31 DEC
       2007, for which the confirmed details are not
       available yet, or the final consolidated financial
       statements for FY 2007, if and since the equivalent
       details for Tousa SA are available and the
       final consolidated financial statements of
       the Company are published early

3.     Grant discharge to the Board of Director Members          Mgmt          No Action
       and the Chartered Auditors from any responsibility
       of reimbursement for FY 2007 on an ordinary
       basis

4.     Grant Discharge to the Board of Director Members          Mgmt          No Action
       and the Chartered Auditors from any responsibility
       of reimbursement for FY 2007 on a consolidated
       basis

5.     Elect the Auditors for FY 2008 and approve their          Mgmt          No Action
       remuneration

6.     Elect the new Board of Directors                          Mgmt          No Action

7.     Approve the restructuring of the Company and              Mgmt          No Action
       the Group

8.     Approve the founding of head offices and branches         Mgmt          No Action
       in Russia

9.     Authorize, in accordance to Article 23 Paragraph          Mgmt          No Action
       1 of the Codified law 2190/1920 as it was replaced
       from the Paragraph 2 Article 32 of Law 3604/2007,
       to the Board of Directors Members, that participate
       in any way tin the Management of Company, or
       to Managers of these to act on behalf of themselves
       or others for Company purpose and to participate
       as full partners in Company's that have such
       purposes

10.    Approve the remuneration of the Board of Directors        Mgmt          No Action
       Members for FY 2007 based on the regulations
       of the Article 24 Paragraph 2 of the Law 2190/1920

11.    Approve to pre-approve the remuneration of the            Mgmt          No Action
       Board of Directors Members for the FY 2008
       and the remuneration of previous years that
       were pre approved at the then GM's based on
       the regulations of Article 24 Paragraph 2 of
       Law 2190/1920

12.    Approve the special permission, as per Article            Mgmt          No Action
       23 A, Paragraph 2 of Law 2190/1920, for the
       creation of contracts between the Company and
       its subsidiaries and also Board of Directors
       Members, the individuals that control the Company,
       the spouses, and relatives up to third degree,
       as well as legal entities that are controlled
       from the above

13.    Approve the creation of a shareholder programme           Mgmt          No Action
       to the Board of Directors Members and Company
       staff as well as connected to these Company's
       through rights issue or increase of share capital
       and/or own share distribution

14.    Approve the Capitalization of taxed reserve               Mgmt          No Action
       towards bonus share distribution to the Board
       of Directors Members and the Company Directors
       as well as connected to these Companies

15.    Approve the buyback of own share acquisition              Mgmt          No Action
       from the Company according to the Article 16
       of the Law 2190/1920 as it was replaced by
       3604/07

16.    Amend the Articles 11, 13, 14, 18, 22 of Company          Mgmt          No Action
       regulations for adjustment purposes towards
       the regulations of Law 3604/07 through which
       Law 2190/1920 was reformed

17.    Various announcements                                     Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TECHNICAL OLYMPIC SA                                                                        Agenda Number:  701685123
--------------------------------------------------------------------------------------------------------------------------
        Security:  X8936X137
    Meeting Type:  OGM
    Meeting Date:  08-Sep-2008
          Ticker:
            ISIN:  GRS403103005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements, parent           Mgmt          No Action
       and consolidated for the FY 2007 together with
       the Board of Directors and the Chartered Auditors
       relevant reports

2.     Approve in a unified base of the non final financial      Mgmt          No Action
       statements due to the merge [with the Group
       Tousa Inc.) of the period 01 JAN 2007 to 30
       SEP 2007, instead of the period 01 JAN 2007
       to 31 DEC 2007 in which, the final numbers
       was not delivered to us, in time the financial
       statements of the period 01 JAN 2007 to 30
       SEP 2007, if the relevant numbers will be delivered
       to us and published in time the final unified
       financial statements of our Company

3.     Grant discharge to the Board of Director Members          Mgmt          No Action
       and the Chartered Auditors from any liability
       indemnity for the FY 2007 for the Company and
       the Group

4.     Grant Discharge to the Board of Director Members          Mgmt          No Action
       and the Chartered Auditors from any liability
       indemnity for the FY 2007 for the Company and
       the Group

5.     Elect the Chartered Auditors for FY 2008, regular         Mgmt          No Action
       and substitute and determination of their fees

6.     Elect the new Board of Directors                          Mgmt          No Action

7.     Grant permission in order of restructuring the            Mgmt          No Action
       structure of the Company and the Group

8.     Approve the decision taking about the establishment       Mgmt          No Action
       of offices and branch offices to Russia

9.     Grant authority, according to Article 23 Paragraph        Mgmt          No Action
       1 of the Code Law 2190/1920 as it was replaced
       from the Paragraph 2 Article 32 of Law 3604/2007,
       to the Board of Directors Member and the Managers
       in order to participate in other Companies
       Board of Directors or the Managers acting for
       their purpose or third parties purposes, acts
       that have similar business goals with the Company
       and to participate as general partners to companies
       who aim the same business goals

10.    Approve the remunerations paid to the Board               Mgmt          No Action
       of Directors Members for FY 2007 according
       to the provisions of the Article 24 Paragraph
       2 of the Code Law 2190/1920

11.    Approve to pre-approve the remuneration of the            Mgmt          No Action
       Board of Directors for the FY 2008 and the
       confirmation of the preapproved remuneration
       to the Board of Directors from previous financial
       years, which had been preapproved from the
       shareholders general meeting according to the
       provision of the Article 24 Paragraph 2 of
       Code Law 2190/1920

12.    Approve the special permission, according to              Mgmt          No Action
       Article 23 A, Paragraph 2 of Code Law 2190/1920,
       for the joining work contracts between the
       Company and the Group and the Members of the
       Board of Directors, the staff which have force
       on the Company, the husbands and the relatives
       of those people and a degree relationship until
       3 Grade, as well as the legal people who are
       controled by their Superiors

13.    Approve the decision taking about the Stock               Mgmt          No Action
       Option Plan to the Board of Directors Members
       and the staff of the Company as well as to
       the associated Companies or via share capital
       increase or distribution of own shares

14.    Approve the Capitalization of taxable reserves            Mgmt          No Action
       for distribution of free shares to the Member
       of the Board of Directors and the staff of
       the Company as well as to associated Companies

15.    Approve to purchase the own shares from the               Mgmt          No Action
       Company according to Article 16 of the Code
       Law 2190/1920 as it was replaced by Code Law
       3604/07

16.    Amend the Articles 11, 13, 14, 18, 22 of the              Mgmt          No Action
       Company's Articles of Association according
       to the provisions of Code Law 2190/1920 as
       it was modified by Code law 3604/07

17.    Various announcements                                     Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TECHNICAL OLYMPIC SA                                                                        Agenda Number:  701721955
--------------------------------------------------------------------------------------------------------------------------
        Security:  X8936X137
    Meeting Type:  AGM
    Meeting Date:  20-Oct-2008
          Ticker:
            ISIN:  GRS403103005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU                Non-Voting    No vote

1.     Approve the annual financial statements Company           Mgmt          No Action
       and consolidated for the FY 2007 and the financial
       statements and of the relevant reports of the
       Board of Directors and the Chartered Auditor

2.     Grant discharge to the Members of the Board               Mgmt          No Action
       of Directors and of the Chartered Auditor from
       any relevant liability or compensation deriving
       from the exercise of their duties during the
       FY 2007 on consolidated basis and confirmation
       of approval of discharge of the Members of
       the Board of Directors and the Chartered Auditor
       from any relevant liability or compensation
       deriving from the exercise of their duties
       during the FY 2007 on Company basis

3.     Various announcements                                     Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TECHTRONIC INDUSTRIES CO LTD                                                                Agenda Number:  701925844
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8563B159
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  HK0669013440
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive and approve the statement of accounts             Mgmt          For                            For
       and the reports of the Directors and Auditors
       for the YE 31 DEC 2008

2.     Declare the final dividend of HKD 3.00 cents              Mgmt          For                            For
       per share to shareholders whose names appear
       on the Register of Members of the Company on
       27 MAY 2009

3.A    Re-elect Mr. Frank Chi Chung Chan as a Group              Mgmt          For                            For
       Executive Director

3.B    Re-elect Mr. Stephan Horst Pudwill as a Group             Mgmt          For                            For
       Executive Director

3.C    Re-elect Mr. Christopher Patrick Langley OBE              Mgmt          For                            For
       as an Independent Non-Executive Director

3.D    Re-elect Mr. Manfred Kuhlmann as an Independent           Mgmt          For                            For
       Non-Executive Director

3.E    Authorize the Directors to fix their remuneration         Mgmt          For                            For
       for the YE 31 DEC 2009

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of HKD
       0.10 each in the capital of the Company and
       to make or grant offers, agreements and options
       [including bonds, notes, warrants, debentures
       and securities convertible into shares of the
       Company] during and after the relevant period,
       not exceeding the aggregate of a) 10% of the
       aggregate nominal amount of the issued share
       capital of the Company in case of an allotment
       and issue of shares for a consideration other
       than cash; and b) 20% of the aggregate nominal
       amount of the issued share capital of the Company
       in case of an allotment and issue of shares
       for cash and any shares to be allotted and
       issued pursuant to the approval shall not be
       issued at a discount of more than 5% to the
       Benchmarked Price of the shares and the said
       approval shall be limited accordingly, otherwise
       than pursuant to i) a rights issue; or ii)
       the exercise of subscription or conversion
       under the terms of any warrants issued by the
       Company or any bonds, notes debentures and
       securities which are convertible into shares
       of the Company; or iii) the exercise of any
       share option scheme or similar arrangement;
       or iv) an issue of shares by way of scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable Laws]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 0.10 each in the share capital
       of the Company during the relevant period,
       on the Stock Exchange or any other exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purposes, subject to and in accordance
       with all applicable laws and regulations, shall
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       in issue as at the date of passing this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, the aggregate nominal amount of the
       share capital of the Company purchased by the
       Company pursuant to Resolution 6, be added
       to the aggregate nominal amount of the share
       capital of the Company that may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant and in accordance with the Resolution
       5

S.8    Amend with respect to Articles 5(B), 67, 72,              Mgmt          For                            For
       74, 75, 76, 77, 78, 80, 83, 85, 87, 171 and
       177(B) of the Articles of Association of the
       Company as specified




--------------------------------------------------------------------------------------------------------------------------
 TECHTRONIC INDUSTRIES CO LTD                                                                Agenda Number:  701951445
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8563B159
    Meeting Type:  EGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  HK0669013440
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve: a) the creation and issue of USD 50,900,000      Mgmt          For                            For
       in principal amount of 8.5% unlisted and unsecured
       convertible bonds due 2014 [the Tranche 2 Bonds]
       and up to USD 25,000,000 in principal amount
       of 8.5% unlisted and unsecured convertible
       bonds due 2014 [the Optional Bonds] by the
       Company, on and subject to the terms and conditions
       contained in the subscription agreement dated
       24 APR 2009 [the Subscription Agreement] [as
       specified] between the Company and Merrill
       Lynch Far East Limited, the Hongkong and Shanghai
       Banking Corporation Limited and Citigroup Global
       Markets Asia Limited [the Placing Agents] in
       respect of, Inter Alia, the placing of the
       Tranche 2 Bonds and the Optional Bonds; b)
       the creation and issue of 18,964,831 warrants
       [the Tranche 2 Warrants] and up to 9,314,750
       warrants [the Optional Warrants] by the Company,
       on and subject to the terms and conditions
       contained in the Subscription Agreement between
       the Company and the Placing Agents in respect
       of, inter alia, the placing of the Tranche
       2 Warrants and the Optional Warrants; authorize
       the Directors of the Company and specifically
       authorized to issue the Tranche 2 Bonds, the
       Tranche 2 Warrants, the Optional Bonds and
       the Optional Warrants on and subject to the
       terms and conditions of the Subscription Agreement,
       the terms and conditions of the Bonds [the
       Bond Conditions] and the terms and conditions
       of the Warrants [the Warrant Conditions]; authorize
       the Directors of the Company and specifically
       authorized to allot and issue such number of
       new shares [Specific Mandate] as may be required
       to be allotted and issued upon conversion of
       all of the Tranche 2 Bonds and Optional Bonds
       and exercise of all of the Tranche 2 Warrants
       and Optional Warrants approved to be issued
       under this resolution and subject to the terms
       and conditions of the Subscription Agreement,
       the Bond Conditions and the Warrant Conditions,
       the Specific Mandate is in addition to, and
       shall not prejudice nor revoke the existing
       general mandate granted to the Directors of
       the Company by the shareholders of the Company
       in the AGM of the Company held on 27 MAY 2009
       at 10:00 a.m. or such other general or specific
       mandate[s] that may have been granted to the
       directors of the Company prior to the passing
       of this resolution; and authorize any Director(s)
       of the Company to sign, seal, execute, perfect,
       deliver all such documents and to do all such
       things and acts as he may in his discretion
       consider necessary, expedient or desirable
       to effect the issue of the Tranche 2 Bonds,
       the Tranche 2 Warrants, the Optional Bonds
       and the Optional Warrants as contemplated under
       the Subscription Agreement, upon such terms
       and conditions as the Board of Directors of
       the Company may think fit




--------------------------------------------------------------------------------------------------------------------------
 TECNICAS REUNIDAS, SA, MADRID                                                               Agenda Number:  701933194
--------------------------------------------------------------------------------------------------------------------------
        Security:  E9055J108
    Meeting Type:  AGM
    Meeting Date:  04-May-2009
          Ticker:
            ISIN:  ES0178165017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 548435 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       05 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, balance sheet,               Mgmt          For                            For
       profit and loss account, income statement status
       of changes in equity cash flows and report
       of the annual accounts and the Directors report
       of the Company for 2008

2.     Approve the consolidated annual accounts, consolidated    Mgmt          For                            For
       balance sheet, profit and loss account status
       of changes in equity cash flows and report
       of the annual accounts and the Directors report
       of the Company for 2008

3.     Approve the proposed application of the result            Mgmt          For                            For
       of 2008

4.     Approve the Management of the Board for 2008              Mgmt          For                            For

5.     Approve the report of the Auditing Committee              Mgmt          For                            For
       renewal of the appointment of the Auditors
       of the Company and its consolidated group for
       2009

6.     Authorize to the Board to acquire own shares              Mgmt          For                            For

7.     Authorize the board to constitute and provide             Mgmt          For                            For
       associations and foundations

8.     Approve to establish the annual remuneration              Mgmt          Abstain                        Against
       to be received by the Members of the Board

9.     Approve the delegation of faculties and empowerment       Mgmt          For                            For
       for completing the annual accounts




--------------------------------------------------------------------------------------------------------------------------
 TEIXEIRA DUARTE ENGENHARIA E CONSTRUCOES SA                                                 Agenda Number:  701894164
--------------------------------------------------------------------------------------------------------------------------
        Security:  X8939Z113
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  PTTDU0AM0007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE CONDITION FOR THE MEETING:           Non-Voting    No vote
       MINIMUM SHARES / VOTING RIGHT: 1/1. THANK YOU.

1.     Receive the Management report, balance sheet              Mgmt          No Action
       and accounts, both individual and consolidated,
       as well as on the corporate governance report,
       all of them for the year of 2008

2.     Approve the allocation of profits                         Mgmt          No Action

3.     Approve the general appraisal of the Company's            Mgmt          No Action
       Management and sole Supervisory Board

4.     Approve the remuneration policy for the Management,       Mgmt          No Action
       supervisory bodies and other persons discharging
       managerial responsibilities, further to the
       meaning of paragraph 3 of the Article 248-b
       of Portuguese Securities Code

5.     Approve the changing the way as the Company               Mgmt          No Action
       is legally bounded, with the partial amendment
       of the Article 21st of the By-laws

6.     Appoint Mr. Pedro Teixeira Duarte as a Director           Mgmt          No Action
       currently in office

7.     Approve the Corporate restructuring operation             Mgmt          No Action
       within the group, through which Teixeira Duarte
       will achieve the transfer of assets and human
       resources connected to the business of construction,
       to a new Company 100% hold, which will operate
       in construction sector in the same terms as
       it does, remaining the current Teixeira Duarte,the
       Listed Company and Group Holding

8.     Approve, in accordance with the settled on Article        Mgmt          No Action
       489 of Companies Code on the group relation
       with a Company created, initially fully dominated
       further to the aforementioned in the previous
       item of the agenda

9.     Amend the By-laws, including denomination and             Mgmt          No Action
       object, in the scope of the achievement of
       the proposal put forward on item 7 of this
       agenda, carrying the change of all 4 Article
       that comprised on chapter I of the By-Law




--------------------------------------------------------------------------------------------------------------------------
 TEKKEN CORPORATION                                                                          Agenda Number:  702001722
--------------------------------------------------------------------------------------------------------------------------
        Security:  J82883109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3545600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications,
       Expand Business Lines, Allow Use of
       Treasury Shares for Odd-Lot Purchases

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TELEGRAAF MEDIA GROEP NV                                                                    Agenda Number:  701872980
--------------------------------------------------------------------------------------------------------------------------
        Security:  N8502L104
    Meeting Type:  OGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  NL0000386605
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.     Approve the minutes of the meeting of holders             Mgmt          No Action
       of certificates of shares of Telegraaf Media
       Groep N.V. of Tuesday 05 FEB 2008

3.     Approve the review of general meeting of shareholders     Mgmt          No Action
       of Telegraaf Media Groep N.V. held on 17 APR
       2008

4.     Approve the activities of the Management of               Mgmt          No Action
       the Stichting Administratiekantoor of shares
       of Telegraaf Media Group N.V. in 2008

5.     Re-elect Mr. Prof. Dr. W.M. Lammerts Van Bueren           Mgmt          No Action
       [Executive Board Member A]

6.     Approve the preparation general meeting of shareholders   Mgmt          No Action
       of Telegraaf Media Group N.V. of 22 APR 2009

7.     Any other business                                        Non-Voting    No vote

8.     Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TELEGRAAF MEDIA GROEP NV                                                                    Agenda Number:  701887880
--------------------------------------------------------------------------------------------------------------------------
        Security:  N8502L104
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  NL0000386605
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.     Report of the Executive Board concerning the              Non-Voting    No vote
       Company's performance and the policies pursued
       during the 2008 FY

3.     Adopt the 2008 financial statements                       Mgmt          No Action

4.a    Grant discharge to the Executive Board for the            Mgmt          No Action
       policies pursued in 2008

4.b    Grant discharge to the Supervisory Board for              Mgmt          No Action
       the supervision exercised in 2008

5.a    Approve the appropriation of the result and               Mgmt          No Action
       settlement of the dividend payable from the
       distributable portion of shareholders' equity;
       a net loss of EUR 360 million was incurred
       for the 2008 FY; the Articles of Association
       permit a dividend to be made from the distributable
       reserve; based on the fact that exclusive of
       the restructuring provision and the impairments
       of Expomedia Group Plc and ProSiebenSat.1 Media
       AG, the Company achieved a positive normalized
       operating result of over EUR 62 million, the
       Stichting Beheer van Prioriteitsaandelen Telegraaf
       Media Groep N.V, [Priority Share Management
       Trust] is proposing to extinguish the loss
       and to make a dividend payable from the distributable
       portion of the shareholders' equity; an amount
       of EUR16.7 million has been reserved for this
       purpose

5.b    Notification of the time and location where               Non-Voting    No vote
       the dividend will be made payable

6.     Approve the composition of the Supervisory Board          Mgmt          No Action
       during the 17 APR 2008 AGM of Shareholders,
       the Supervisory Board announced that Professor
       Dr. W. Van Voorden was due to stand down in
       2009 in accordance with the practice of retirement
       by rotation, in accordance with its strengthened
       right of recommendation as defined in Article
       2:158, Paragraph 6 of the Dutch Civil Code,
       the Central Works Council has recommended that
       Mr. Van Voorden be nominated for reappointment;
       the Supervisory Board has no objection to this
       recommendation and Mr. Van Voorden has submitted
       his candidature for reappointment; the Supervisory
       Board is submitting a proposal for the nomination
       of Mr. Van Voorden as a Member of the Supervisory
       Board; attention is drawn to the AGM of Shareholders
       right to reject this proposal; the notifications
       required pursuant to Article 2:142, Paragraph
       3 of the Dutch Civil Code related to the nomination
       of Mr. Van Voorden are available for inspection
       at the Company's office; Mr. Van Voorden is
       proposed for nomination due to his extensive
       knowledge of the social-economic domain and
       labour relations, as well as due to his extensive
       academic background and his knowledge of the
       business sector; Mr. Van Voorden complies with
       the relevant criteria associated with the profile
       for Supervisory Board Members, in accordance
       with the schedule prepared for this purpose,
       Mr. L.G. van Aken is due to stand down on the
       date of the 2010 annual meeting; however, Mr.
       Van Aken has announced his intention to retire
       from the Supervisory Board for health reasons;
       the Supervisory Board is still deliberating
       the vacancy that is consequently created

7.     Approve the proposal to amend the Companys Articles       Mgmt          No Action
       of Association, this proposal is submitted
       at the behest of the Stichting Beheer van Prioriteitsaandelen
       Telegraaf Media Groep N.V. [Priority Share
       Management Trust]; the proposal also entails
       the granting of a power of attorney to every
       lawyer employed by Houthoff Buruma N.V. to
       request a certificate of no objection regarding
       the proposed amendment to the Articles of Association
       and to execute the deed of amendment to the
       Articles of Association

8.     Authorize the Telegraaf Media Groep N.V.'s Executive      Mgmt          No Action
       Board, for a period of 18 months following
       the date of this meeting, to purchase, on the
       Stock Exchange or otherwise, its own shares
       or depositary receipts for shares up to no
       more than one tenth of the issued capital at
       a price not lower than the nominal value and
       not higher than 10% above the average closing
       prices of the depositary receipts for ordinary
       shares published in the NYSE Euronext's Daily
       Official List during the 5 consecutive days
       prior to the date of purchase [Article 13,
       Paragraph 4 of the Articles of Association]

9.     Approve the Company in 2007 and 2008, pursuant            Mgmt          No Action
       to the authority granted to it by the AGM of
       Shareholders held on 19 APR 2007 and 17 APR
       2008, purchased 2,250,000 Company shares [partly
       in the form of depositary receipts for shares];
       the above mentioned number represents 4.5%
       of the number of ordinary shares issued, the
       Stichting Beheer van Prioriteitsaandelen Telegraaf
       Media Groep N.V., [Priority Share Management
       Trust], in accordance with Article 14 of the
       Company's Articles of Association, is currently
       proposing to withdraw the 2,250,000 purchased
       Company shares; the Company does not intend
       to transfer these shares in the foreseeable
       future and is therefore proposing to withdraw
       them; the Company will file the decision to
       withdraw the shares with the offices of the
       Trade Register and will announce this decision
       in a nationally distributed daily newspaper,
       this will be followed by a 2 month objection
       period in accordance with Article 2:100 of
       the Dutch Civil Code

10.    Appoint KPMG N.V. as the Company's Auditor                Mgmt          No Action

11.    Any other business                                        Non-Voting    No vote

12.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TELENET GROUP HOLDING NV, MECHELEN                                                          Agenda Number:  701938031
--------------------------------------------------------------------------------------------------------------------------
        Security:  B89957110
    Meeting Type:  MIX
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  BE0003826436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the annual report of the Board of Directors       Non-Voting    No vote
       and the Auditors report on the financial statements
       of the Company for the YE 31 DEC 2008

2.     Approve the statutory accounts of the Company             Mgmt          No Action
       for the YE 31 DEC 2008 and the proposed destination
       of the result

3.     Receive the VNAS annual report of the Board               Non-Voting    No vote
       of Directors and the Auditors report on the
       consolidated financial statements of the Company
       for the YE 31 DEC 2008

4.     Approve the consolidated financial statements             Non-Voting    No vote
       of the Company for the YE 31 DEC 2008

5.     Grant discharge to the Directors                          Mgmt          No Action

6.     Grant discharge to the Commissioner                       Mgmt          No Action

E.1.1  Receive the report of the Board of Directors              Mgmt          No Action

E.1.2  Receive the report of the Commissioner                    Mgmt          No Action

E.2    Amend the association to reflect changes to               Mgmt          No Action
       the Interkabel Contribution Act

E.3    Approve to extend the maturity of certain Class           Mgmt          No Action
       A options, Class B options and equity 2007

E.4    Approve the decision to issue stock options               Mgmt          No Action
       in 2009

E.5    Approve the decision to increase capital provided         Mgmt          No Action
       and as the exercise of stock options in 2009,
       destination of issue premium

E.6    Approve to exempt the pre emptive rights of               Mgmt          No Action
       stockholders in respect of the Stock Options
       2009

E.7    Approve to grant the Stock Options in 2009                Mgmt          No Action

E.8    Grant authority to relating to the Stock Options          Mgmt          No Action
       2009

E.9    Approve the destruction of 180,000 warrants               Mgmt          No Action
       called equity 2007

E.10   Approve the capital reduction                             Mgmt          No Action

E.11   Approve to change the number and exercise price           Mgmt          No Action
       of the Class A options

E.12   Approve to change the number and subscription             Mgmt          No Action
       price of the Class A certificates profit

E.13   Approve to modify the possible number of ordinary         Mgmt          No Action
       shares on conversion of outstanding Class A
       to profit proofs and amend a decision to increase
       capital under ophortende condition

E.14   Approve to change in the number and exercise              Mgmt          No Action
       price of the Class B options

E.15   Approve to change in the number and subscription          Mgmt          No Action
       price of the Class B profit certificates

E.16   Approve to modify the possible number of ordinary         Mgmt          No Action
       shares on conversion of still to be issued
       Class B profit certificates and corresponding
       modification of a decision to increase capital
       under condition

E.17   Approve to change the date of the general shareholders    Mgmt          No Action
       meeting

E.18   Amend the association under the previous decisions        Mgmt          No Action

E.19   Approve to change in the number and exercise              Mgmt          No Action
       price of Stock Options in 2007, 2008 and stock
       options 2009

E.20   Approve to modify the possible number of ordinary         Mgmt          No Action
       shares upon exercise of Stock Options and amend
       the decision to increase capital under condition

E.21   Grant authority regarding the capital increase            Mgmt          No Action
       decided by the EGM 29 MAY 2008

E.22   Approve the statutory authorization to acquire            Mgmt          No Action
       and dispose of own securities

E.23   Approve the additional authorization to acquire           Mgmt          No Action
       and dispose of own securities

E.24   Approve in accordance with Article 556                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TELEPERFORMANCE, PARIS                                                                      Agenda Number:  701923496
--------------------------------------------------------------------------------------------------------------------------
        Security:  F9120F106
    Meeting Type:  MIX
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  FR0000051807
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       Reports of the Board of Directors and the Statutory       Non-Voting    No vote
       Auditors on the Company's activity and on the
       unconsolidated and consolidated accounts for
       the FYE on 31 DEC 2008

       Report of the Statutory Auditors on the agreements        Non-Voting    No vote
       and commitments referred to in Articles L.225-86
       and seq. of the Commercial Code

       Report of the Supervisory Board on the report             Non-Voting    No vote
       of the Board of Directors and on the accounts
       for the 2008 FY

       Reports of the Board of Directors and the Statutory       Non-Voting    No vote
       Auditors

       Formalities, advertisements                               Non-Voting    No vote

O.1    Approve the unconsolidated accounts                       Mgmt          For                            For

O.2    Approve the consolidated accounts                         Mgmt          For                            For

O.3    THE SHAREHOLDERS' MEETING, AFTER HEARING THE              Mgmt          For                            For
       SPECIAL REPORT OF THE AUDITORS ON AGREEMENTS
       AND COMMITMENTS GOVERNED BY ARTICLES L.225-86
       ET SEQ. OF THE FRENCH COMMERCIAL CODE, APPROVES
       THE CONTRIBUTION IN KINDOF THE TELEMARKETING
       GOODWILL TO ITS SUBSIDIARY TELEPERFORMANCE
       FRANCEAS MENTIONED IN SAID REPORT.

O.4    THE SHAREHOLDERS' MEETING, AFTER HEARING THE              Mgmt          For                            For
       SPECIAL REPORT OF THE AUDITORS ON AGREEMENTS
       AND COMMITMENTSGOVERNED BY ARTICLES L.225-86
       ET SEQ. OF THE FRENCH COMMERCIAL CODE, APPROVES
       THE TAKEOVER OF GN RESEARCH LUXEMBOURG BY THE
       SUBSIDIARY LUXEMBOURG CONTACT CENTERS, AS MENTIONED
       IN SAID REPORT.

O.5    THE SHAREHOLDERS' MEETING, AFTER HEARING THE              Mgmt          For                            For
       SPECIAL REPORT OF THE AUDITORS ON AGREEMENTS
       AND COMMITMENTS GOVERNED ARTICLES L.225-86
       ET SE QOF THE FRENCH COMMERCIAL CODE, APPROVES
       THE TRANSFER BY THE COMPANYOF 5 PER CENT OF
       THE SHARE CAPITALOF CITYTECH ET FST, TO TELEPERFORMANCE
       TECHNICAL HELP, AS MENTIONED INSAID REPORT

O.6    THE SHAREHOLDERS' MEETING, AFTER HEARING THE              Mgmt          For                            For
       SPECIAL REPORT OF THE AUDITORS ON AGREEMENTS
       AND COMMITMENTS GOVERNED BY ARTICLES L.225-86
       ET SEQ. OF THE FRENCH COMMERCIAL CODE, APPROVES
       THE REPURCHASE BY THE COMPANY OF THE 25 SHARES
       HELD BY MR.OLIVIER DOUCE IN TELEPERFORMANCE
       MIDI AQUITAINE, AND THE 50 SHARES OF TELEPERFORMANCE
       RHONE ALPES AND THE2 SHARES OF TELEPERFORMANCE
       NORD HELD BY MR. DANIEL JULIEN, AS MENTIONED
       IN SAID REPORT.

O.7    THE SHAREHOLDERS' MEETING, AFTER HEARING THE              Mgmt          For                            For
       SPECIAL REPORT OF THE AUDITORS ON AGREEMENTS
       AND COMMITMENTS GOVERNED BY ARTICLES L.225-86
       ET SEQ. OF THE FRENCH COMMERCIAL CODE APPROVES
       THE CONTRIBUTION IN KIND OF THE HOLDINGS HELD
       BY THE COMPANY IN ITS FRENCH OPERATIONAL SUBSIDIARIES,
       TO TELEPERFORMANCE TECHNICAL HELP, AS MENTIONED
       IN SAID REPORT.

O.8    THE SHAREHOLDERS' MEETING, AFTER HEARING THE              Mgmt          For                            For
       SPECIAL REPORT OF THE AUDITORS ON AGREEMENTS
       AND COMMITMENTS GOVERNED BY ARTICLES L.225-86
       ET SEQ. OF THE FRENCH COMMERCIAL CODE, APPROVES
       THE TRANSFER OF THE SECURITIES HELD BY THE
       COMPANY IN PERFECTCALL ET ALL BY PHONE, TO
       LUXEMBOURG CONTACT CENTERS, AS MENTIONED IN
       SAID REPORT.

O.9    THE SHAREHOLDERS' MEETING, AFTER HEARING THE              Mgmt          For                            For
       SPECIAL REPORT OF THE AUDITORS ON AGREEMENTS
       AND COMMITMENTS GOVERNED BY ARTICLES L.225-86
       ET SEQ. OF THE FRENCH COMMERCIAL CODE, APPROVES
       THE REMUNERATIONS OF MR. MICHEL PESCHARD FOR
       HIS EMPLOYMENT CONTRACT, AS MENTIONED IN SAID
       REPORT.

O.10   Approve the regulated agreement TEPA law                  Mgmt          For                            For

O.11   Approve the distribution of profits                       Mgmt          For                            For

O.12   Approve the attendance allowances allocated               Mgmt          For                            For
       to the supervisory Members

O.13   Reelect Daniel Julien as Supervisory Board Member         Mgmt          For                            For

O.14   Grant authority to operate on the Company's               Mgmt          For                            For
       shares

E.15   Authorize the Board of Directors in order to              Mgmt          For                            For
       cancel the shares held by the Company within
       the limit of 10% of the capital, in 24 months

E.16   Authorize the Board of Directors, for 26 months,          Mgmt          For                            For
       in order to carry out a share capital increase,
       with maintenance of preferential subscription
       rights, by issuing shares or any securities
       giving access to the Company's capital or its
       subsidiaries, for a maximum nominal amount
       of EUR 37,500,000 [common shares] and EUR 300,000,000
       [securities representing claims]

E.17   Authorize the Board of Directors, for 26 months,          Mgmt          For                            For
       in order to increase the share capital, within
       the limit of 10% of the capital, to remunerate
       contributions in kind of the equity securities
       or securities giving access to the capital
       of other Companies

E.18   Authorize the Board of Directors, for 26 months,          Mgmt          For                            For
       in order to carry out a share capital increase,
       by incorporation of reserves, premiums, profits
       or other sums whose capitalization will be
       accepted

E.19   Authorize the Board of Directors in order to              Mgmt          For                            For
       freely allocate shares in favour of the managers
       and employees of the Company and or its subsidiaries

E.20   Authorize the Board of Directors, for 26 months,          Mgmt          For                            For
       in order to carry out a capital increase reserved
       for the Members of a Company savings plan,
       within the limit of a maximum nominal amount
       of EUR 2,000,000

E.21   Grant Powers                                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TELEVISION BROADCASTS LTD                                                                   Agenda Number:  701907846
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85830100
    Meeting Type:  AGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  HK0511001957
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Adopt the audited financial statements, the               Mgmt          For                            For
       Directors' report and the Independent Auditors'
       report for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.i    Re-elect Ms. Mona Fong as a retiring Director             Mgmt          For                            For

3.ii   Re-elect Mrs. Christina Lee Look Ngan Kwan as             Mgmt          For                            For
       a retiring Director

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, in substitution of all
       previous authorities, during or after the relevant
       period, to allot, issue and deal with unissued
       shares in the capital of the Company and to
       make or grant offers, agreements, options and
       other rights or issue securities, which might
       require the exercise of such powers, the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted or issued [whether pursuant to
       an option or otherwise] by the Directors of
       the Company, otherwise than pursuant to i)
       a rights Issue; or ii) any scrip dividend or
       similar arrangement providing for allotment
       of shares in lieu of the whole or part of a
       dividend on the ordinary shares in the Company
       [such ordinary shares being defined in this
       and the following Resolution 6, shares] in
       accordance with the Articles of Association
       of the Company, shall not exceed the aggregate
       of: i) 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this resolution;
       and ii) [if the Directors of the Company are
       so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of any share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing of this resolution];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any other applicable
       Law to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, during the relevant period
       of all powers of the Company to purchase shares
       on the Stock Exchange of Hong Kong Limited
       or any other Stock Exchange on which the shares
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       of Hong Kong Limited; the aggregate nominal
       amount of shares which may be purchased by
       the Company pursuant to this resolution shall
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM of
       the Company is required by the Articles or
       any other applicable law to be held]

7.     Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company referred to in paragraph
       (a) of Resolution (5) above in respect of the
       share capital of the Company referred to in
       paragraph (c)(ii) of Resolution (5)

8.     Approve the period of 30 days during which the            Mgmt          Against                        Against
       Company's register of Members may be closed
       under Section 99(1) of the Companies Ordinance
       during the calendar year 2009, be extended,
       pursuant to Section 99(2) of the Companies
       Ordinance, to 60 days

S.9    Amend the Articles 2, 53, 65, 66, 68, 73, 74,             Mgmt          For                            For
       75, 76, 77, 86, 86A, 89, 93, 106, 108, 109,
       111, 113, 114, 119, 171 and 176 of the Articles
       of Association of the Company as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TEMP HOLDINGS CO.,LTD.                                                                      Agenda Number:  702001152
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8298W103
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3547670004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4      Amend the Compensation to be Received by Directors        Mgmt          For                            For
       and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TEN NETWORK HOLDINGS LIMITED                                                                Agenda Number:  701770794
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8980R109
    Meeting Type:  AGM
    Meeting Date:  18-Dec-2008
          Ticker:
            ISIN:  AU000000TEN8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 513295 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU

1.     Receive the financial report of the Company               Non-Voting    No vote
       and its controlled entities for the YE 31 AUG
       2008 and the reports of the Directors and the
       Auditors

2.     Re-elect Mr. Peter Viner as a Director, who               Mgmt          Against                        Against
       retires by rotation in accordance with the
       Constitution of the Company

3.     Adopt the remuneration report for the YE 31               Mgmt          Against                        Against
       AUG 2008




--------------------------------------------------------------------------------------------------------------------------
 TENCENT HLDGS LTD                                                                           Agenda Number:  701922999
--------------------------------------------------------------------------------------------------------------------------
        Security:  G87572122
    Meeting Type:  EGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  KYG875721220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.

1.     Approve and adopt, conditional upon the Listing           Mgmt          For                            For
       Committee of The Stock Exchange of Hong Kong
       Limited granting the listing of and permission
       to deal in the shares of the Company, representing
       2% of the issued share capital of the Company
       as at the date of passing this resolution,
       to be issued pursuant to the exercise of any
       options granted under the 2009 Share Option
       Scheme [as specified], the rules of the new
       share option scheme [2009 Share Option Scheme]
       of the Company as an additional Share Option
       Scheme of the Company; and authorize the Directors
       of the Company at their absolute discretion,
       to grant options thereunder and to allot and
       issue shares of the Company pursuant to the
       exercise of such option

2.     Amend Paragraph 3 of the share award scheme               Mgmt          For                            For
       of the Company adopted on 13 DEC 2007 as specified




--------------------------------------------------------------------------------------------------------------------------
 TENCENT HLDGS LTD                                                                           Agenda Number:  701923941
--------------------------------------------------------------------------------------------------------------------------
        Security:  G87572122
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  KYG875721220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 555648 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR'' OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and Auditors
       for the YE 31 DEC 2008

2.I    Declare a final dividend                                  Mgmt          For                            For

2.II   Declare a special dividend                                Mgmt          For                            For

3.I.a  Re-elect Mr. Iain Ferguson Bruce as a Director            Mgmt          For                            For

3.I.b  Re-elect Mr. Ian Charles Stone as a Director              Mgmt          For                            For

3.II   Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Auditors and authorize the Board               Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and dispose of additional shares in the
       Company and to make or grant offers, agreements,
       options or warrants which would or might require
       the exercise of such powers, during and after
       the relevant period, the aggregate nominal
       value of share capital allotted or agreed [whether
       pursuant to an option or otherwise] by the
       Directors of the Company pursuant to the mandate
       in this resolution, otherwise than pursuant
       to: i) a Rights Issue, or ii) any Option Scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the officers and/or
       employees of the Company and/or any of its
       subsidiaries of shares or rights to acquire
       shares of the Company or iii) any scrip dividend
       or similar arrangement pursuant to the Articles
       of Association of the Company from time to
       time, shall not exceed 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of this Resolution
       and the said mandate shall be limited accordingly;
       [Authority expires at the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or by Law to be held]

6.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       or otherwise acquire shares of HKD 0.0001 each
       in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited,
       provided that the aggregate nominal amount
       of shares so purchased or otherwise acquired
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of this resolution; and
       [Authority expires at the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or by law to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, the aggregate nominal amount of the
       shares which are purchased or otherwise acquired
       by the Company pursuant to Resolution 6 be
       added to the aggregate nominal amount of the
       shares which may be issued pursuant to Resolution
       5




--------------------------------------------------------------------------------------------------------------------------
 TESSENDERLO CHEMIE NV, TESSENDERLO                                                          Agenda Number:  701900311
--------------------------------------------------------------------------------------------------------------------------
        Security:  B90519107
    Meeting Type:  EGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  BE0003555639
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Grant authority for the issuance of Equity or             Mgmt          No Action
       Equity-Linked Securities

2.1    Receive the Special Board and Auditor report              Mgmt          No Action

2.2.1  Approve the issuance of Equity for Stock Option           Mgmt          No Action
       Plan

2.2.2  Approve to set up terms and conditions of Capital         Mgmt          No Action
       Increase for Stock Option Plan

2.3    Approve to eliminate Preemptive Rights for Issuance       Mgmt          No Action
       Under Item 2 .2.1

2.4    Grant authority for the Second Capital Increase           Mgmt          No Action
       by Incorporation of Reserves without issuance
       of shares

3.     Amend the Articles: Share Ownership Disclosure            Mgmt          No Action
       Thresholds

4.     Grant authority for the implementation of approved        Mgmt          No Action
       resolutions and Filing of required documents/formalities
       at Trade Registry

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF CONSERVATIVE CUT-OFF DATE AND CHANGE IN
       MEETING DATE. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TESSENDERLO CHEMIE NV, TESSENDERLO                                                          Agenda Number:  701951762
--------------------------------------------------------------------------------------------------------------------------
        Security:  B90519107
    Meeting Type:  OGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  BE0003555639
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'FOR' OR 'AGAINST' FOR RESOLUTIONS 2.A,
       2.B, 3.A, 3.B AND 4.A TO 4.B. THANK YOU.

1.     Receive the reports of the Directors and the              Non-Voting    No vote
       Auditors

2.A    Approve the annual accounts of the year 2008              Mgmt          No Action
       as proposed by the Board of Directors

2.B    Approve the distribution of a net dividend of             Mgmt          No Action
       EUR 1,00 [Gross dividend EUR 1,33] per share
       as proposed by the Board of Directors

3.A    Grant discharge to the Members of the Board               Mgmt          No Action
       of Directors for the execution of their mandate
       during the year 2008

3.B    Grant discharge to the Statutory Auditor for              Mgmt          No Action
       the execution of his mandate during the year
       2008

4.A    Re-elect Mr. Valere Croes as a Director                   Mgmt          No Action

4.B    Approve the retirement of Mr. Jacques Zyss                Mgmt          No Action

4.C    Elect Mr. Antoine Gendry as a Director                    Mgmt          No Action

4.D    Elect Mr. Frank Coenen as Director                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TEXWINCA HOLDINGS LTD                                                                       Agenda Number:  701669650
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8770Z106
    Meeting Type:  AGM
    Meeting Date:  28-Aug-2008
          Ticker:
            ISIN:  BMG8770Z1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements,    Mgmt          For                            For
       the report of the Directors and the Independent
       Auditors' report for the YE 31 MAR 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.A.i  Elect Mr. Poon Bun Chak as a Director                     Mgmt          For                            For

3A.ii  Elect Mr. Poon Kai Chak as a Director                     Mgmt          For                            For

3Aiii  Elect Mr. Poon Kei Chak as a Director                     Mgmt          For                            For

3.iv   Elect Mr. Poon Kwan Chak as a Director                    Mgmt          For                            For

3.v    Elect Mr. Ting Kit Chung as a Director                    Mgmt          For                            For

3.vi   Elect Mr. Au Son Yiu as a Director                        Mgmt          For                            For

3.vii  Elect Mr. Cheng Shu Wing as a Director                    Mgmt          For                            For

3viii  Elect Mr. Wong Tze Kin, David as a Director               Mgmt          Against                        Against

3.B    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Appoint the Auditors and authorize the Board              Mgmt          For                            For
       of Directors to fix the Auditors' remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to Paragraph (b) of this resolution to purchase
       its shares, subject to and in accordance with
       all applicable Laws, during the relevant period,
       not exceeding 10% of the total nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution; and
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-Laws of
       the Company or any applicable Laws to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of the
       Company and to make or grant offers, agreements
       and options which would or might require shares
       to be allotted, issue or dealt during the relevant
       period, not exceeding 20% of the total nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution,
       otherwise than pursuant to: i) a rights issue;
       or ii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to Officers and/or employees of the Company
       and/or any of its subsidiaries and/or any eligible
       grantee pursuant to the scheme of shares or
       rights to acquire shares of the Company; or
       iii) any scrip dividend scheme or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the bye-laws
       of the Company; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable Laws to be held]

7.     Approve, the general mandate granted to the               Mgmt          For                            For
       Directors of the Company pursuant to the Resolution
       6, to extend by the addition thereto of an
       amount representing the total nominal amount
       of shares in the capital of the Company repurchased
       by the Company pursuant to the mandate referred
       to Resolution 5, provided that such amount
       does not exceed 10% of the total nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TGS-NOPEC GEOPHYSICAL COMPANY ASA                                                           Agenda Number:  701684323
--------------------------------------------------------------------------------------------------------------------------
        Security:  R9138B102
    Meeting Type:  EGM
    Meeting Date:  02-Sep-2008
          Ticker:
            ISIN:  NO0003078800
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect the Chairman of the meeting and a person            Mgmt          For                            For
       to sign the minutes of the general meeting
       together with the Chairman

2.     Approve the notice and agenda for the meeting             Mgmt          For                            For

3.     Receive the information on the merger process             Mgmt          For                            For
       with Wavefield Inseis ASA

4.1    Approve to drop the demand for implementation             Mgmt          For                            For
       of the Merger and to claim indemnity from Wavefield
       Inseis ASA for the financial loss TGS has suffered
       as a result of Wavefield Inseis ASA unlawfully
       breaching the Merger plan

4.2    Approve the implementation of the Merger                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TGS-NOPEC GEOPHYSICAL COMPANY ASA                                                           Agenda Number:  701939590
--------------------------------------------------------------------------------------------------------------------------
        Security:  R9138B102
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  NO0003078800
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect the Chairman for the meeting and a person           Mgmt          For                            For
       to sign the minutes together with the Chairman

2.     Approve the call and the Agenda                           Mgmt          For                            For

3.     Approve the annual accounts and annual report             Mgmt          For                            For
       and the disposition of annual results

4.     Approve the Auditor fee                                   Mgmt          For                            For

5.     Approve to change the Articles: Section 6                 Mgmt          For                            For

6.1    Elect Mr. Henry Hamilton as a new Chairman of             Mgmt          For                            For
       the Board

6.2    Re-elect Mr. Arne-Kristian Maeland as a Director          Mgmt          For                            For

6.3    Re-elect Dr. Colette Lewiner as a Director                Mgmt          For                            For

6.4    Re-elect Mr. Elisabeth Harstad as a Director              Mgmt          For                            For

6.5    Elect Mr. Mark Leonard as a Director                      Mgmt          For                            For

7.     Approve the Directors' fees                               Mgmt          For                            For

8.     Approve the compensation to the Members of the            Mgmt          For                            For
       Nomination Committee

9.     Elect the Members to the Nomination Committee             Mgmt          For                            For

10.    Authorize the Board of Directors to acquire               Mgmt          For                            For
       the Company's shares

11.    Approve to reduce the share capital by cancellation       Mgmt          For                            For
       of treasury shares

12.    Approve the Board of Directors' declaration               Mgmt          For                            For
       relevant to guidelines for the determination
       of compensation to Executive Managers

13.    Approve the Stock Option Plan 2009 and issue              Mgmt          For                            For
       of free standing warrants

14.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital




--------------------------------------------------------------------------------------------------------------------------
 THE 77 BANK,LTD.                                                                            Agenda Number:  701985028
--------------------------------------------------------------------------------------------------------------------------
        Security:  J71348106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3352000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Allow Board to
       Make Rules Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.     Approve Retirement Allowance for Retiring Directors,      Mgmt          Against                        Against
       and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

5.     Setting of the Amount for Directors' Stock Remuneration-TypeMgmt          For                            For
       of Stock Options and Content Thereof




--------------------------------------------------------------------------------------------------------------------------
 THE AICHI BANK,LTD.                                                                         Agenda Number:  702010656
--------------------------------------------------------------------------------------------------------------------------
        Security:  J07686108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3103000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Directors and          Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE AKITA BANK,LTD.                                                                         Agenda Number:  702005542
--------------------------------------------------------------------------------------------------------------------------
        Security:  J01092105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3107600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Reduce Term of
       Office of   Directors to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4      Approve Retirement Allowance for Retiring Directors       Mgmt          Against                        Against
       and Corporate Auditors,   and Payment of Accrued
       Benefits associated with Abolition of Retirement
       Benefit System for Current Directors
       and Corporate Auditors

5      Authorize Use of Stock Option Plan for Directors,         Mgmt          For                            For
       and   Allow Board to        Authorize Use of
       Stock Options




--------------------------------------------------------------------------------------------------------------------------
 THE AOMORI BANK,LTD.                                                                        Agenda Number:  702001900
--------------------------------------------------------------------------------------------------------------------------
        Security:  J01680107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3106000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE AWA BANK,LTD.                                                                           Agenda Number:  701998594
--------------------------------------------------------------------------------------------------------------------------
        Security:  J03612108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3126800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Allow Use of Electronic Systems   for
       Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF IKEDA,LTD.                                                                      Agenda Number:  701829434
--------------------------------------------------------------------------------------------------------------------------
        Security:  J03906104
    Meeting Type:  EGM
    Meeting Date:  16-Mar-2009
          Ticker:
            ISIN:  JP3132400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      This is the Extraordinary Shareholders Meeting            Non-Voting    No vote
       to be voted on by Common       shareholders
       Related to the Creation of the New Class Shares,
       and the Class   Stockholders Meeting to be
       voted by Common Shareholders

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions, Establish
       Articles Related to Class 1 and Class 2 Shares
       and      Class Shareholders Meetings, etc.

C.1    Amend Articles to: Establish Articles Related             Mgmt          For                            For
       to Class 1 and Class 2 Shares   and Class Shareholders
       Meetings, etc.




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF IWATE,LTD.                                                                      Agenda Number:  701998203
--------------------------------------------------------------------------------------------------------------------------
        Security:  J25510108
    Meeting Type:  AGM
    Meeting Date:  21-Jun-2009
          Ticker:
            ISIN:  JP3152400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Directors and          Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF NAGOYA,LTD.                                                                     Agenda Number:  702006431
--------------------------------------------------------------------------------------------------------------------------
        Security:  J47442108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3648800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights  , Allow Use of Electronic Systems for
       Public Notifications

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF OKINAWA,LTD.                                                                    Agenda Number:  701997807
--------------------------------------------------------------------------------------------------------------------------
        Security:  J04032108
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3194600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and          Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF SAGA LTD.                                                                       Agenda Number:  702010632
--------------------------------------------------------------------------------------------------------------------------
        Security:  J04116109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3315200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and          Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE BERKELEY GROUP HOLDINGS PLC, COBHAM                                                     Agenda Number:  701672188
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1191G120
    Meeting Type:  AGM
    Meeting Date:  28-Aug-2008
          Ticker:
            ISIN:  GB00B02L3W35
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the YE 30 APR 2008,              Mgmt          For                            For
       together with the reports of the Directors
       and the Auditors thereon

2.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       the FYE 30 APR 2008

3.     Re-elect Ms. Victoria Mitchell as a Non-Executive         Mgmt          For                            For
       Director, who retires by rotation

4.     Re-elect Mr. John Armitt as a Non-Executive               Mgmt          For                            For
       Director on his retirement following first
       appointment to the Board

5.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Auditors of the Company until the conclusion
       of the next general meeting of the Company
       at which accounts are laid

6.     Authorize the Director to agree the Auditors'             Mgmt          Against                        Against
       remuneration

S.7    Approve that the existing Articles of Association         Mgmt          Abstain                        Against
       of the Company be replaced by a new set of
       Articles of Association as produced to this
       meeting

S.8    Amend, with effect from 12.01 a.m. on 01 OCT              Mgmt          Abstain                        Against
       2008, the new Articles of Association adopted
       pursuant to the Resolution 7, by the amendments
       of Articles 94 and 106 and the insertion of
       a new Article 106.8, such amendments produced
       to this meeting as the new Articles B

9.     Approve and adopt the amendments to the Berkeley          Mgmt          For                            For
       Group Holdings PLC 2004(b) Long Term Incentive
       Plan, as specified; and authorize the Directors
       to do all such acts and things as they may
       consider necessary or expedient to carry the
       same into effect

10.    Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [Section 80(2) of the said
       Act] up to an aggregate nominal amount of GBP
       4,023,307 on such terms as the Directors think
       fit; [Authority expires the earlier of the
       conclusion of the AGM of the Company to be
       held in 2009 or 27 AUG 2009]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

11.    Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [Section 80(2) of the said
       Act] up to an aggregate nominal amount of GBP
       1,066,068 as required for the purpose of satisfying
       awards made under The Berkeley Group Holdings
       PLC 2004(b) Long Term Incentive Plan; [Authority
       expires at the conclusion of 5 years]; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry; this authority shall be concurrent
       with and shall not increase the number of relevant
       securities that may be allotted pursuant to
       the authority given by way of the ordinary
       resolution of the Company passed on 25 OCT
       2004 and numbered 2 in the notice of the EGM
       held on that date

S.12   Authorize the Directors [pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985] to allot equity
       securities [Section 94(2) of the said Act]
       and/or to sell relevant shares [Section 94(5)
       of the said Act] out of treasury, for cash,
       disapplying the statutory pre-emption rights
       [Section 89(1)], in connection with the Section
       80 authority referred to in Resolution 10:
       i) pursuant to an offer to holder of equity
       securities in the capital of the Company in
       proportion [as nearly as practicable] to their
       existing holdings of equity securities but
       subject to such exclusions or other arrangements
       in relation to fractional entitlements or legal
       or practical problems under the laws of any
       territory, or requirements of a regulatory
       body; and ii) up to an aggregate nominal amount
       of GBP 604,103; but so that the Company, pursuant
       to the power granted by that resolution, may
       enter into a contract to allot equity securities
       which would or might be completed wholly or
       partly after the expiry of such power

S.13   Authorize the Directors, [pursuant to Section             Mgmt          For                            For
       95 of the Companies Act 1985], to allot equity
       securities [Section 94(2) of the said Act]
       or to sell relevant shares [Section 94(5) of
       the said Act] out of treasury, for cash, as
       if Section 89(1) of the said Act did not apply
       to such allotment or sale in connection with
       the Section 80 authority referred to in Resolution
       11

S.14   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make 1 or
       more market purchases [Section 163(3) of the
       said Act] of Units subject to the following
       restrictions and provisions: i) the maximum
       number of units authorized to be purchased
       is 12,082,064 and the maximum number of shares
       authorized to be purchased is 12,082,064 each
       of the 2010 B shares and ordinary shares; ii)
       the minimum price which may be paid for a Unit
       is 10 pence and the minimum price which may
       be paid for each share comprised in a Unit
       as 5 pence in each case [exclusive of expenses];
       iii) the minimum price which may be paid for
       A unit, and for each share comprised in a Unit
       is an amount in each case [exclusive of expenses]
       being not more than 105% of the average middle
       market quotations for a Unit as derived from
       the London Stock Exchange Daily Official List,
       over the 5 business days immediately preceding
       the day in which the unit is contracted to
       be purchased; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2009 or 27 AUG 2009]; and the
       Company, before the expiry, may make a contract
       to purchase Units [and the shares comprised
       in those Units] under this authority before
       the expiry of such authority, and may make
       a purchase of Units [and the shares comprised
       in those Units] pursuant to any such contract
       which purchase or contract would or might be
       executed wholly or partly after the expiration
       of such authority; and for the purposes of
       this resolution, the following definitions
       shall apply: 2010 B shares means the redeemable
       non-voting shares of 5 pence each in the capital
       of the Company having the rights As specified
       in the Article 7 of the Company's Articles
       of Association; ordinary shares means the ordinary
       shares of 5 pence each in the capital of the
       Company; and Unit means a unit comprising 1
       ordinary share and, prior to their redemption
       pursuant to the Article 7,8.2 or 8.3 of the
       Articles of Association of the Company, 1 2010
       B share

15.    Authorize the Company and any Company which               Mgmt          For                            For
       is a subsidiary of the Company, during the
       period to which this resolution relates and
       pursuant to Section 366 of the Companies Act
       2006 to: i) make donations to EU political
       organizations not exceeding GBP 50,000; and
       ii) incur EU political expenditure not exceeding
       GBP 50,000, provided that such donations and/or
       expenditure does not exceed GBP 50,000 during
       the period to which this resolution relates,[Authority
       expires at the conclusion of the AGM of the
       Company 2009]




--------------------------------------------------------------------------------------------------------------------------
 THE CHIBA KOGYO BANK,LTD.                                                                   Agenda Number:  702006354
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05712104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3512200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE CHUGOKU BANK,LIMITED                                                                    Agenda Number:  701998330
--------------------------------------------------------------------------------------------------------------------------
        Security:  J07014103
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3521000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

7      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers

8      Amend the Compensation to be received by Directors        Mgmt          For                            For
       and Corporate Auditors

9      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE CHUKYO BANK,LIMITED                                                                     Agenda Number:  702006443
--------------------------------------------------------------------------------------------------------------------------
        Security:  J07308109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3520000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE DAISAN BANK,LTD.                                                                        Agenda Number:  702004805
--------------------------------------------------------------------------------------------------------------------------
        Security:  J10752103
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3483400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Capital Reserves Reduction, and Approve           Mgmt          For                            For
       Appropriation of Profits

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications,
       Increase Authorized Capital to 700M shs.,
       Establish Articles Related to Class A Shares
       and Class Shareholders Meetings

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and          Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE DAISHI BANK,LTD.                                                                        Agenda Number:  701994320
--------------------------------------------------------------------------------------------------------------------------
        Security:  J10794105
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3483800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules Governing Exercise of Shareholders'
       Rights

3      Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE EHIME BANK,LTD.                                                                         Agenda Number:  702009615
--------------------------------------------------------------------------------------------------------------------------
        Security:  J12684106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3166400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 THE EIGHTEENTH BANK,LIMITED                                                                 Agenda Number:  702008637
--------------------------------------------------------------------------------------------------------------------------
        Security:  J12810107
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3392200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE FUJI FIRE AND MARINE INSURANCE COMPANY,LIMITED                                          Agenda Number:  701991122
--------------------------------------------------------------------------------------------------------------------------
        Security:  J14238117
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3808000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to (1) : Approve Minor Revisions           Mgmt          For                            For
       Related to Dematerialization of Shares and
       the Other Updated Laws and Regulations

2.     Amend Articles to (2) : Increase Authorized               Mgmt          Against                        Against
       Capital to 1,900,000,000 shs., Establish Articles
       Related to Class 1 Preferred Shares and Class
       Shareholders Meetings

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE FUKUI BANK,LTD.                                                                         Agenda Number:  701998188
--------------------------------------------------------------------------------------------------------------------------
        Security:  J15960107
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2009
          Ticker:
            ISIN:  JP3803600000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Allow Use of Electronic Systems   for
       Public Notifications

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE GAME GROUP PLC                                                                          Agenda Number:  701609844
--------------------------------------------------------------------------------------------------------------------------
        Security:  G37217109
    Meeting Type:  AGM
    Meeting Date:  03-Jul-2008
          Ticker:
            ISIN:  GB0007360158
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Directors' remuneration for the               Mgmt          For                            For
       YE 31 JAN 2008

2.     Receive and adopt the financial statements                Mgmt          For                            For

3.     Approve to decalre a final dividend                       Mgmt          For                            For

4.     Re-elect Mr. peter lewis as a Director                    Mgmt          For                            For

5.     Elect Mr. Ishbal Macpherson as a Director                 Mgmt          For                            For

6.     Elect Mr. Lisa Morgan as a Director                       Mgmt          For                            For

7.     Re-appoint the Auditors                                   Mgmt          For                            For

8.     Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

9.     Authorize the Directors to allot shares                   Mgmt          For                            For

S.10   Approve the limited disapplication of pre-emption         Mgmt          For                            For
       rights

S.11   Authorize the Directors to purchase ordinary              Mgmt          For                            For
       shares

S.12   Approve the Articles of Association                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE GO-AHEAD GROUP PLC, NEWCASTLE UPON TYNE                                                 Agenda Number:  701721070
--------------------------------------------------------------------------------------------------------------------------
        Security:  G87976109
    Meeting Type:  AGM
    Meeting Date:  23-Oct-2008
          Ticker:
            ISIN:  GB0003753778
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       28 JUN 2008, together with the Director's and
       Auditors' reports

2.     Approve the final dividend of 55.5p per share             Mgmt          For                            For

3.     Re-elect Sir Patrick Brown as a Non-Executive             Mgmt          For                            For
       Director

4.     Approve the Directors' remuneration report                Mgmt          For                            For

5.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company

6.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

7.     Authorize the Directors to issue shares                   Mgmt          For                            For

S.8    Grant authority to issue shares for cash on               Mgmt          For                            For
       a non pre-emptive basis

S.9    Authorize the Company to make market purchases            Mgmt          For                            For
       of its own shares

10.    Authorize the Company and its subsidiaries to             Mgmt          For                            For
       make political donations

S.11   Approve the alterations to the Articles of Association    Mgmt          For                            For

12.    Amend the rules of the Company's Long Term Incentive      Mgmt          For                            For
       plan 2005

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 THE GOODWILL GROUP,INC.                                                                     Agenda Number:  701705610
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1756Q106
    Meeting Type:  AGM
    Meeting Date:  30-Sep-2008
          Ticker:
            ISIN:  JP3273700009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.     Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 THE HIGASHI-NIPPON BANK,LIMITED                                                             Agenda Number:  702009920
--------------------------------------------------------------------------------------------------------------------------
        Security:  J86269107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3783470002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Capital Reserves Reduction                        Mgmt          For                            For

3      Approve Repurchase of Own Preferred Shares                Mgmt          For                            For

4      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

5.1    Appoint a Director                                        Mgmt          For                            For

5.2    Appoint a Director                                        Mgmt          For                            For

5.3    Appoint a Director                                        Mgmt          For                            For

5.4    Appoint a Director                                        Mgmt          For                            For

5.5    Appoint a Director                                        Mgmt          For                            For

5.6    Appoint a Director                                        Mgmt          For                            For

6.1    Appoint a Corporate Auditor                               Mgmt          For                            For

6.2    Appoint a Corporate Auditor                               Mgmt          For                            For

7      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and          Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE HIGO BANK,LTD.                                                                          Agenda Number:  702005047
--------------------------------------------------------------------------------------------------------------------------
        Security:  J19404102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3783800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          Against                        Against

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

6      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE HIROSHIMA BANK,LTD.                                                                     Agenda Number:  702010620
--------------------------------------------------------------------------------------------------------------------------
        Security:  J03864105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3797000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and          Corporate Auditors

6      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE HOKKOKU BANK,LTD.                                                                       Agenda Number:  702006378
--------------------------------------------------------------------------------------------------------------------------
        Security:  J21630108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3851400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

5      Amend the Compensation to be received by Directors        Mgmt          For                            For
       and Corporate Auditors

6      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE HOKUETSU BANK,LTD.                                                                      Agenda Number:  701998253
--------------------------------------------------------------------------------------------------------------------------
        Security:  J21756101
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3841000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Reduction of Revenue Reserve                      Mgmt          For                            For

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors, and Special Payment  for Deceased
       Corporate Auditor




--------------------------------------------------------------------------------------------------------------------------
 THE HYAKUGO BANK,LTD.                                                                       Agenda Number:  702005035
--------------------------------------------------------------------------------------------------------------------------
        Security:  J22890107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3793800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE HYAKUJUSHI BANK,LTD.                                                                    Agenda Number:  702001924
--------------------------------------------------------------------------------------------------------------------------
        Security:  J22932107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3794200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors

7      Authorize Use of Stock Option Plan for Directors,         Mgmt          For                            For
       Besides Remunerations




--------------------------------------------------------------------------------------------------------------------------
 THE IYO BANK,LTD.                                                                           Agenda Number:  702006405
--------------------------------------------------------------------------------------------------------------------------
        Security:  J25596107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3149600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 THE JAPAN STEEL WORKS,LTD.                                                                  Agenda Number:  701997441
--------------------------------------------------------------------------------------------------------------------------
        Security:  J27743103
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3721400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE JAPAN WOOL TEXTILE CO.,LTD.                                                             Agenda Number:  701811158
--------------------------------------------------------------------------------------------------------------------------
        Security:  J27953108
    Meeting Type:  AGM
    Meeting Date:  26-Feb-2009
          Ticker:
            ISIN:  JP3700800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Approve Minor Revisions Related   to the Updated
       Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

6      Approve Renewal of Anti-Takeover Defense Measures         Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THE JUROKU BANK,LTD.                                                                        Agenda Number:  701998164
--------------------------------------------------------------------------------------------------------------------------
        Security:  J28709103
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3392600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Allow Use of Electronic Systems   for
       Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 THE KAGAWA BANK,LTD.                                                                        Agenda Number:  702001936
--------------------------------------------------------------------------------------------------------------------------
        Security:  J28965101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3206400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Allow Use of Electronic Systems   for
       Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE KAGOSHIMA BANK,LTD.                                                                     Agenda Number:  701996209
--------------------------------------------------------------------------------------------------------------------------
        Security:  J29094109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3207800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and Retiring Corporate Auditors

6.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE KEIYO BANK,LTD.                                                                         Agenda Number:  702004413
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05754106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3281600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE MIE BANK,LTD.                                                                           Agenda Number:  701988062
--------------------------------------------------------------------------------------------------------------------------
        Security:  J42411108
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3881200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THE MINATO BANK,LTD.                                                                        Agenda Number:  702009627
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4281M103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3905850008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 THE MIYAZAKI BANK,LTD.                                                                      Agenda Number:  702006417
--------------------------------------------------------------------------------------------------------------------------
        Security:  J45894102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3908000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and          Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE MUSASHINO BANK,LTD.                                                                     Agenda Number:  702009603
--------------------------------------------------------------------------------------------------------------------------
        Security:  J46883104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3912800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE NANTO BANK,LTD.                                                                         Agenda Number:  701998582
--------------------------------------------------------------------------------------------------------------------------
        Security:  J48517106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3653400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE NIPPON ROAD CO.,LTD.                                                                    Agenda Number:  701998443
--------------------------------------------------------------------------------------------------------------------------
        Security:  J55397103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3740200005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5      Amend the Compensation to be received by Directors        Mgmt          For                            For
       and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE NISHI-NIPPON CITY BANK, LTD.                                                            Agenda Number:  701996134
--------------------------------------------------------------------------------------------------------------------------
        Security:  J56773104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3658000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Purchase of Own Shares (Preferred Stock)          Mgmt          For                            For

3.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

4.16   Appoint a Director                                        Mgmt          For                            For

5.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

6.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring  Directors and Retiring Corporate
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE NISSHIN OILLIO GROUP,LTD.                                                               Agenda Number:  702004235
--------------------------------------------------------------------------------------------------------------------------
        Security:  J57719122
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3677200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 THE OGAKI KYORITSU BANK,LTD.                                                                Agenda Number:  702005629
--------------------------------------------------------------------------------------------------------------------------
        Security:  J59697102
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3176000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Special Payment for Deceased         Mgmt          For                            For
       a Director




--------------------------------------------------------------------------------------------------------------------------
 THE OITA BANK,LTD.                                                                          Agenda Number:  701997857
--------------------------------------------------------------------------------------------------------------------------
        Security:  J60256104
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3175200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 THE OKINAWA ELECTRIC POWER COMPANY,INCORPORATED                                             Agenda Number:  701996994
--------------------------------------------------------------------------------------------------------------------------
        Security:  J60815107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3194700005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Treasury      Shares for Odd-Lot Purchases

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE RESTAURANT GROUP PLC                                                                    Agenda Number:  701879821
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7535J118
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  GB00B0YG1K06
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       Auditors and adopt the accounts for the FYE
       28 DEC 2008

2.     Receive and adopt the Directors' remuneration             Mgmt          Against                        Against
       report for the YE 28 DEC 2008

3.     Declare a final dividend of 6.3 pence per share           Mgmt          For                            For
       for the YE 28 DEC 2008

4.     Re-elect Mr. Alan Jackson as a Director                   Mgmt          For                            For

5.     Re-elect Mr. John Jackson as a Director                   Mgmt          For                            For

6.     Re-appoint Deloitte LLP as the Auditors, to               Mgmt          For                            For
       hold office from the conclusion of the AGM
       to the conclusion of the next AGM and authorize
       the Directors to determine their remuneration

7.     Authorize the Directors, pursuant to Article              Mgmt          For                            For
       12.2 of the Company's Articles of Association,
       up to an aggregate nominal amount equal to
       GBP 18,444,266 [the Section 80 Amount]; and
       [Authority expire at the conclusion of the
       Company's AGM to be held in 2010

S.8    Authorize the Director, to allot equity securities        Mgmt          For                            For
       pursuant to Articles 12.3 of the Company's
       Articles of Association and pursuant to Section
       94(2) to Section 94(3A) of the Companies Act
       1985 [the Act] and the Section 89 amount shall
       be for the purposes of such Articles of Association,
       GBP 2,766,640; and [Authority expire at the
       conclusion of the Company's AGM to held in
       2010]

S.9    Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases with [with the meaning Section 163(3)
       Act] on the London Stock Exchange of its Ordinary
       shares of 28 1/8 pence each capital of the
       Company of up to 19,673,884 [representing 10
       % of the Company's issued ordinary share],
       ordinary shares of 28 1/8 pence each in the
       capital of the Company, at a minimum price
       equal to the nominal value and not more than
       5% above the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       or 12 months ]; and the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 THE SAN-IN GODO BANK,LTD.                                                                   Agenda Number:  701996211
--------------------------------------------------------------------------------------------------------------------------
        Security:  J67220103
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3324000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THE SHIGA BANK,LTD.                                                                         Agenda Number:  701996273
--------------------------------------------------------------------------------------------------------------------------
        Security:  J71692107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3347600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations, Allow Use of
       Electronic Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 THE SHIKOKU BANK LTD.                                                                       Agenda Number:  702020075
--------------------------------------------------------------------------------------------------------------------------
        Security:  J71950109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3350000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE SUMITOMO WAREHOUSE CO.,LTD.                                                             Agenda Number:  701988656
--------------------------------------------------------------------------------------------------------------------------
        Security:  J78013109
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3407000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE TOCHIGI BANK,LTD.                                                                       Agenda Number:  702005376
--------------------------------------------------------------------------------------------------------------------------
        Security:  J84334101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3627800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 THE TOHO BANK,LTD.                                                                          Agenda Number:  701997681
--------------------------------------------------------------------------------------------------------------------------
        Security:  J84678101
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3601000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and          Corporate Auditors

6      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE TOKYO TOMIN BANK,LIMITED                                                                Agenda Number:  702006366
--------------------------------------------------------------------------------------------------------------------------
        Security:  J88505102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3587000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE WAREHOUSE GROUP LTD                                                                     Agenda Number:  701739205
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q90307101
    Meeting Type:  AGM
    Meeting Date:  28-Nov-2008
          Ticker:
            ISIN:  NZWHSE0001S6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       In relation to the Company's annual report for            Non-Voting    No vote
       the YE 27 JUL 2008, to receive the financial
       statements for that period, and the Auditor's
       report on those financial statements

1.     Re-elect Mr. Robert Lanham Challinor as a Director        Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Constitution

2.     Re-elect Mr. Keith Raymond Smith as a Director            Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Constitution

3.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of PricewaterhouseCoopers as the Auditor for
       the ensuing year

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 THE YACHIYO BANK,LIMITED                                                                    Agenda Number:  702006429
--------------------------------------------------------------------------------------------------------------------------
        Security:  J95238101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3932980000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Approve Retirement Allowance for Retiring Directors,      Mgmt          Against                        Against
       and Payment of Accrued   Benefits associated
       with Abolition of Retirement Benefit System
       for Current   Corporate Officers

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 THE YAMAGATA BANK,LTD.                                                                      Agenda Number:  702001277
--------------------------------------------------------------------------------------------------------------------------
        Security:  J95644100
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3934800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE YAMANASHI CHUO BANK,LTD.                                                                Agenda Number:  701998544
--------------------------------------------------------------------------------------------------------------------------
        Security:  J96128103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3942000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE YOKOHAMA RUBBER COMPANY,LIMITED                                                         Agenda Number:  702005124
--------------------------------------------------------------------------------------------------------------------------
        Security:  J97536122
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3955800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THK CO.,LTD.                                                                                Agenda Number:  701982185
--------------------------------------------------------------------------------------------------------------------------
        Security:  J83345108
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2009
          Ticker:
            ISIN:  JP3539250005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THOMPSON CREEK METALS CO INC                                                                Agenda Number:  701907252
--------------------------------------------------------------------------------------------------------------------------
        Security:  884768102
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA8847681027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       A.1 TO A.8 AND B. THANK YOU.

       To receive and consider the audited consolidated          Non-Voting    No vote
       financial statements of the Corporation for
       the FYE 31 DEC 2008 and the report of the Auditors
       thereon

A.1    Elect Mr. Denis C. Arsenault as a Director of             Mgmt          For                            For
       the Corporation for the ensuing year

A.2    Elect Mr. James L. Freer as a Director of the             Mgmt          For                            For
       Corporation for the ensuing year

A.3    Elect Mr. James P. Geyer as a Director of the             Mgmt          For                            For
       Corporation for the ensuing year

A.4    Elect Mr. Timothy J. Haddon as a Director of              Mgmt          For                            For
       the Corporation for the ensuing year

A.5    Elect Mr. Kerry J. Knoll as a Director of the             Mgmt          For                            For
       Corporation for the ensuing year

A.6    Elect Mr. Kevin Loughrey as a Director of the             Mgmt          For                            For
       Corporation for the ensuing year

A.7    Elect Mr. Ian J. McDonald as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year

A.8    Elect Mr. Thomas J. O'Neil as a Director of               Mgmt          For                            For
       the Corporation for the ensuing year

B.     Appoint PricewaterhouseCoopers LLP, Chartered             Mgmt          For                            For
       Accountants, as the Auditors of the Corporation
       for the ensuing year and authorize the Directors
       to fix their remuneration

C.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 THUS GROUP PLC, GLASGOW                                                                     Agenda Number:  701651247
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8857W125
    Meeting Type:  AGM
    Meeting Date:  31-Jul-2008
          Ticker:
            ISIN:  GB00B0XZZ512
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report of the Directors             Mgmt          For                            For
       and financial statements for the YE 31 MAR
       2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2008

3.     Elect Mr. Alison Wood as a Director                       Mgmt          For                            For

4.     Re-elect Mr. Philip Rogerson as a Director                Mgmt          For                            For

5.     Re-elect Mr. John Maguire as a Director                   Mgmt          For                            For

6.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company and authorize the Directors to
       fix their remuneration

7.     Authorize the Board, in substitution for the              Mgmt          For                            For
       authority conferred on it by all subsisting
       authorities, to exercise all powers of the
       Company to allot relevant securities [Section
       80 of the Companies Act 1985] up to an aggregate
       nominal amount of GBP 3,611,623,75; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 30 SEP 2009]; and
       the Board may allot relevant securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.8    Authorize the Board, pursuant to Section 95               Mgmt          For                            For
       of the Companies Act 1985, to allot equity
       securities [Section 94 of the said Act] for
       cash pursuant to the authority conferred by
       the previous Resolution, as if sub-Section
       [1] of Section 89 of the said Act, provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights issue, open offer or any other pre-emptive
       offer in favor of ordinary shareholders and
       in favor of the holders of any other class
       of equity securities in accordance with he
       rights attached to such class where the equity
       securities respectively attributable to the
       interests of such persons on a fixed record
       date are proportionate [as nearly as may be]
       to the respective numbers of equity securities
       held by them or are otherwise allotted in accordance
       with the rights attaching to such equity securities
       [subject in either case to such exclusions
       or other arrangements as the Board may deem
       necessary or expedient to deal with fractional
       entitlement or legal or practical problems
       arising in any overseas territory, the requirements
       of any regulatory body or the Stock Exchange
       or any other matter whatsoever]; and b) up
       to an aggregate nominal value of GBP 2,287,904.50
       or if less, 5% of the issued ordinary share
       capital from time to time; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 30 SEP 2009]; and the Board
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.9    Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163(3) of the Act] of ordinary
       shares of 25 pence each in the capital of the
       Company upon such terms and in such manner
       as the Directors of the Company shall determine:
       a) the maximum aggregate number of ordinary
       shares to be purchased pursuant to the authority
       granted by this resolution shall be 27,436,551;
       b) the minimum price [exclusive of expenses]
       which may be paid for an ordinary share in
       an amount equal to the nominal value of an
       ordinary share; c) the maximum price [exclusive
       of expenses] which may be paid for an ordinary
       share cannot be more than an amount equal to
       the higher of: i) 105% of the average of the
       closing middle market price for an ordinary
       share as derived from the London Stock Exchange
       Daily Official List, for the 5 business days
       immediately prior to the day the purchase is
       made; and ii) the price stipulated by the Article
       5[1] of the Commission Regulation [EC] no 2273/2003
       [the buy-back and stabilization regulation];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 31 DEC 2009];
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 TIAN AN CHINA INVESTMENTS CO LTD, HONG KONG                                                 Agenda Number:  701893845
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y88170207
    Meeting Type:  AGM
    Meeting Date:  22-May-2009
          Ticker:
            ISIN:  HK0028013271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditor
       for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          Abstain                        Against

3.A    Re-elect Mr. Patrick Lee Seng Wei as a Director           Mgmt          For                            For

3.B    Re-elect Mr. Ma Sun as a Director                         Mgmt          Against                        Against

3.C    Re-elect Mr. Edwin Lo King Yau as a Director              Mgmt          For                            For

3.D    Re-elect Dr. Moses Cheng Mo Chi as a Director             Mgmt          Against                        Against

3.E    Re-elect Mr. Song Zengbin as a Director                   Mgmt          Against                        Against

3.F    Approve to fix the Directors' fee                         Mgmt          For                            For

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board of Directors to fix
       its remuneration

5.A    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to allot, issue or otherwise
       deal with additional shares of the Company
       [shares] or securities convertible into shares,
       or options, warrants or similar rights to subscribe
       for any shares and to make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution, otherwise than pursuant to i) a
       rights issue [as specified]; or ii) the exercise
       of rights of subscription or conversion attaching
       to any warrants issued by the Company or any
       securities which are convertible into shares;
       or iii) the exercise of any option granted
       under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to employees of the Company and/or any
       of its subsidiaries of any options to subscribe
       for, or rights to acquire shares; and iv) any
       scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares, in accordance
       with the Articles of Association of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable Laws to be held]

5.B    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares and
       outstanding warrants of the Company, during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       any other Stock Exchange on which the shares
       of the Company may be listed and recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       under the Hong Kong Code on share repurchases,
       subject to and in accordance with all applicable
       Laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution and 10% of the Warrants at
       the date of the passing of this resolution
       respectively; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable Laws to be held]

5.C    Approve, conditional upon the passing of Resolution       Mgmt          For                            For
       5[A] and 5[B] as specified, to extend the general
       mandate granted to the Directors to exercise
       the powers of the Company to allot, issue or
       otherwise deal with additional securities of
       the Company pursuant to Resolution 5[A] as
       specified and by the addition thereto the number
       of such shares repurchased by the Company under
       the authority granted pursuant to Resolution
       5[B] as specified, not exceeding 10% of the
       aggregate number of shares in issue at the
       date of the passing of this Resolution




--------------------------------------------------------------------------------------------------------------------------
 TIANJIN DEVELOPMENT HOLDINGS LTD                                                            Agenda Number:  701790823
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8822M103
    Meeting Type:  EGM
    Meeting Date:  09-Jan-2009
          Ticker:
            ISIN:  HK0882007260
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST ONLY FOR RESOLUTION
       1. THANK YOU.

1.     Approve and ratify a framework agreement dated            Mgmt          For                            For
       04 DEC 2008 entered into between the Tianjin
       Port Development Holdings Limited [Tianjin
       Port] and [Tianjin Port Daily Life Services
       Company Limited] [Tianjin Port Daily Life Services]
       in relation to the provision of integrated
       services by Tianjin Port Daily Life Services
       and its subsidiaries to Tianjin Port and its
       subsidiaries [the Integrated Services Framework
       Agreement], as specified and the transactions
       contemplated thereunder and in connection therewith,
       and the proposed annual caps as specified to
       the Integrated Services Framework Agreement
       for the 3 years ending 31 DEC2011; authorize
       any 1 Director of the Company or any other
       person by the Board of Directors of the Company
       from time to time for and on behalf of the
       Company to execute all such other documents
       and agreements and do such acts or things as
       he may in his absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement or give effect to the
       Integrated Services Framework Agreement and
       the transactions contemplated thereunder and
       the annual caps in relation to the Integrated
       Services Framework Agreement for the 3 years
       ending 31 DEC 2011 or to be incidental to,
       ancillary to or in connection with the matters
       contemplated under the Integrated Services
       Framework Agreement and such annual caps, including
       agreeing and making any modifications, amendments,
       waivers, variations or extensions of the Integrated
       Services Framework Agreement and the transactions
       contemplated thereunder and the proposed annual
       caps in relation to the Integrated Services
       Framework Agreement for the 3 years ending
       31 DEC 2011




--------------------------------------------------------------------------------------------------------------------------
 TIANJIN DEVELOPMENT HOLDINGS LTD                                                            Agenda Number:  701933562
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8822M103
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  HK0882007260
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the reports of the
       Directors and Independent Auditors for the
       YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.A    Re-elect Mr. Yu Rumin as a Director                       Mgmt          Against                        Against

3.B    Re-elect Mr. Nie Jiansheng as a Director                  Mgmt          Against                        Against

3.C    Re-elect Mr. Dai Yan as a Director                        Mgmt          Against                        Against

3.D    Re-elect Mr. Lau Wai Kit as a Director                    Mgmt          Against                        Against

3.E    Re-elect Dr. Cheng Hon Kwan as a Director                 Mgmt          For                            For

3.F    Re-elect Mr. Gong Jing as a Director                      Mgmt          Against                        Against

3.G    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       an Independent Auditor and authorize the Board
       of Directors to fix the remuneration of the
       Independent Auditor

5.A    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission and stock exchange for this purposes,
       subject to and in accordance with all applicable
       laws and regulations and the requirements of
       the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Companies ordinance [chapter 32 of the
       Laws of Honk Kong] or the Articles of Association
       of the Company or other applicable laws of
       Hong Kong to be held]

5.B    Authorize the Directors of the Company to issue,          Mgmt          For                            For
       allot and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options in respect thereof during
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company on the date of this
       resolution otherwise than pursuant to i) a
       rights issue; or ii) an issue of shares in
       the Company upon the exercise of the subscription
       rights attaching to any warrants of the Company;
       or iii) an issue of shares pursuant to the
       exercise of any options which may be granted
       under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantee as specified in such scheme
       or similar arrangement of shares or rights
       to acquire shares of the Company; or iv) an
       issue of shares in the capital of the Company
       as scrip dividends pursuant to the Articles
       of Association of the Company from time to
       time; [Authority expires the earliest of the
       conclusion of the AGM of the Company or the
       expiration of the period within which the next
       AGM of the Company is required by the Companies
       Ordinance [Charter 32 of the Laws of Hong Kong]
       or the Articles of the Association of the Company
       or other applicable laws of Hong Kong to be
       held]

5.C    Approve, conditional upon the passing of Resolution       Mgmt          For                            For
       No. 5A as specified, to extend the general
       mandate granted to the Directors of the Company,
       to allot shares pursuant to Resolution 5B as
       specified, by an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company pursuant
       to Resolution No. 5A as specified, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company on the date of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 TIETOENATOR CORP                                                                            Agenda Number:  701829232
--------------------------------------------------------------------------------------------------------------------------
        Security:  X90409115
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  FI0009000277
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to Scrutinize the minutes             Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Presentation of the annual accounts, the report           Non-Voting    No vote
       of the Board of Directors and the Auditor's
       report for the year 2008 - Review by the CEO

7.     Adoption of the annual accounts                           Mgmt          Abstain                        Against

8.     Resolution on the use of the profit shown on              Mgmt          For                            For
       the balance sheet and the payment of dividend
       The Board of Directors proposes to the Annual
       General Meeting that a dividend of EUR 0.50
       per share be paid to shareholders who on the
       record date f the dividend payment 31 March
       2009 are recorded in the shareholders register
       held by Euroclear Finland Ltd or the register
       of Euroclear Sweden AB. The dividend shall
       be paid on 15 April 2009

9.     Resolution on the discharge of the Members of             Mgmt          Abstain                        Against
       the Board of Directors and the Chief Executive
       Officer from liability

10.    Resolution on the remuneration of the members             Mgmt          For                            For
       of the Board of Directors: the remuneration
       and Nomination Committee of the Board of Directors
       to the AGM that the remuneration to the Members
       of the Board of Directors be unchanged as follows:
       monthly fee for ordinary Members EUR 2500,
       to the Vice Chairman EUR 3800 and to the Chairman
       EUR 5700. The same fee as to Board Vice Chairman
       will be paid to the Chairman of Board Committee
       unless the same individual is also the Chairman
       or Vice Chairman of the Board. In addition
       to these fees, it is proposed that the member
       of the Board of Directors be paid a remuneration
       of EUR 800 for each Board meeting and for each
       permanent or temporary committee meeting. It
       is the company policy not to pay remuneration
       to Board Members who are also employees of
       the Tieto Group.

11.    Resolution on the number of Members of the Board          Mgmt          For                            For
       of Directors: The Remuneration and Nomination
       Committees of the Board of Directors of proposes
       to the AGM that the number of Board Members
       be 7.

12.    Election of Members of the Board of Directors:            Mgmt          For                            For
       The Remuneration and Nomination Committee of
       the Board of Directors proposes to the AGM
       that the current Board Members Messrs. Bruno
       Bonati, Mariana Burenstam Linder, Risto Perttunen,
       Olli Riikala and Anders Ullberg be re-elected
       for the term of the office ending at the end
       of the next AGM. The Committee also proposes
       that Messrs. Kimmo Alkio and Markku Pohjola
       shall be elected new Board Members for the
       same term of office. Mr. Kimmo Alkio [born
       1963] is the President and CEO of F-Secure
       Corporation, a computer security provider and
       headquarted in Finland. Besides his 20 years
       working in the IT, software and telecommunication
       industries he holds a BBA degree from Texas
       A&M University and Executive MBA degree from
       Helsinki University of Technology. Mr. Markku
       Pohjola (born 1948), B.Sc. [Econ] retired as
       the deputy Group CEO of Nordea Bank AB (publ)
       in 2008 and he holds an extensive working experience
       in bank industry. Currently he is Board Member
       of Varma Mutual Pension Insurance Company,
       The Central Chamber of Commerce, Foundation
       for Economic Education, Confederation of Finnish
       Industries EK and Jorgen Hoeg Pedersens stiftelse.

13.    Resolution on the remuneration of the Auditor:            Mgmt          For                            For
       the Audit and Risk Committee of the Board of
       Directors proposes that to the Auditor to be
       elected be paid remuneration according to the
       Auditor's invoice and in compliance with the
       purchase principles approved by the Committee.

14.    Election of Auditor: The Audit and Risk Committee         Mgmt          For                            For
       of the Board of Directors proposes to the AGM
       that Authorized Public Accountants PricewaterhouseCoopers
       Oy be re-elected as the Auditor of the Company

15.    Amendment of the Company's Articles of Association:       Mgmt          For                            For
       the Board of Directors proposes to the AGM
       that Sections 1 and 10 of the Articles of Association
       of the Company be amended as follows: Section
       1 - Company name and domicile: the Company
       name in Finnish is Tieto Oyj, in Swedish Tieto
       Abp and in English Tieto Corporation. the Company
       domicile is Helsinki. Section 10 - Venue of
       the General Meeting: a General Meeting may,
       according to the decision of the Board of Directors,
       be held in Helsinki or Espoo.

16.    Authorizing the Board of Directors to decide              Mgmt          For                            For
       on the repurchase of the Company's own shares:
       the Board of Directors proposes to the AGM
       that the Board of Directors be authorized to
       decide on the repurchase of the Company's own
       shares as follows: the amount of own shares
       to be repurchased shall not exceed 7,200,000
       shares, which currently corresponds to approximately
       10% of all of the shares in the Company. Only
       the unrestricted equity of the Company can
       be used to repurchase own shares on the basis
       of the authorization. Own shares can be repurchased
       at a price formed in public trading on the
       date of the repurchase or otherwise at a price
       formed on the market. The Board of Directors
       decides how own shares will be repurchased.
       Own shares can be repurchased using, inter
       alia, derivatives. Own shares can be repurchased
       otherwise than in proportion to the shareholdings
       of the shareholders [directed repurchase].
       The authorization cancels previous unused authorizations
       by the general meeting to decide on the repurchase
       of the Company's own shares. The authorization
       is effective until the next AGM, however, no
       later than until 26 SEP 2010.

17.    Authorizing the Board of Directors to decide              Mgmt          For                            For
       on the issuance of shares as well as the issuance
       of options and other special rights entitling
       to shares: the Board of Directors proposes
       to the AGM that the Board of Directors be authorized
       to decide on the issuance of shares as well
       as the issuance of options and other special
       rights entitling to shares referred to in chapter
       10 Section 1 of the Company's Act as follows:
       the amount of shares to be issued shall not
       exceed 14,500,000 shares, which currently corresponds
       to approximately 20% of all of the shares in
       the Company. However, out of above maximum
       amount of shares to be issued no more than
       620,000 shares, currently corresponding to
       approximately 1% of all of the shares in the
       Company, may be issued as part of Company's
       share-based incentive plans. The Board of Directors
       decides on all the conditions of the issuance
       of shares and of special rights entitling to
       shares. The authorization concerns both the
       issuance of new shares as well as the transfer
       of treasury shares. The issuance of shares
       and of special rights entitling to shares may
       be carried out in deviation from the shareholders'
       pre-emptive rights [directed issue]. The authorization
       cancels previous unused authorizations to decide
       on the issuance of shares as well as the issuance
       of options and other special rights entitling
       to shares. The authorization is effective until
       26 MAR 2014.

18.    Issuance of option rights: the Board of Directors         Mgmt          For                            For
       proposes to the AGM that Stock Options be issued
       to the key personnel of the Tieto Group on
       the terms and conditions of the Tieto Stock
       Options 2009. The stock options shall, in deviation
       from the shareholders' pre-emptive rights,
       be offered to the key personnel of the Tieto
       Group. There is a weighty financial reason
       for the Company to issue the options, since
       the stock options are intended to form a part
       of the incentive and commitment program of
       the key personnel. The purpose of the stock
       options is to encourage the key personnel to
       work on a long-term basis to increase shareholder
       value and also to commit the key personnel
       to the Company. The maximum total number of
       Stock Options shall be 1,800,000, which entitle
       to subscribe for or acquire a total maximum
       of 1,800,000 Company shares. Each stock option
       entitles to subscribe for or acquire 1 share.
       Of the Stock Options, maximum of 600,000 shall
       be marked with the symbol 2009 A 1-3, maximum
       of 600,000 shall be marked with the symbol
       2009 B 1-3 and maximum of 600,000 shall be
       marked with the symbol 2009 C 1-3. The stock
       options shall be issued free of charge. The
       share subscription price for stock options
       shall be determined based on the trade volume
       weighted average quotation of the Company's
       share in continuous trading, rounded off to
       the nearest cent, on NASDAQ OMX Helsinki. For
       stock options 2009 A 1-3 the subscription price
       shall be determined during the two month period
       following the announcement day of the financial
       statements for the year 2008, for Stock Options
       2009 B 1-3 during the 2 month period following
       the announcement day of the financial statements
       for the year 2009 and for stock options 2009
       C 1-3 during the 2 month period following the
       announcement day of the financial statements
       for the year 2010. From the share subscription
       price shall, as per the relevant record date,
       be deducted the amount of the dividend or distribution
       of funds from the distributable equity fund
       decided after the beginning of the period for
       determination of the subscription price but
       before share subscription. The share subscription
       price will be entered into the fund of invested
       non-restricted equity. The share subscription
       period for stock options 2009 A 1-3 vary from
       01 MAR 2010 to 31 MAR 2014, for Stock Options
       2009 B 1-3 from 01 March 2011 to 31 March 2015
       and for Stock Options 2009 C 1-3 from 01 MAR
       2012 to 31 MAR 2016.

19.    Donations for philanthropic or corresponding              Mgmt          For                            For
       purposes: the Board of Directors proposes to
       the AGM to donate a maximum amount of EUR 200,000
       for philanthropic or corresponding purposes
       in 2009 and to authorize the Board of Directors
       to determine the purposes and donees in detail.

20.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TINGYI CAYMAN IS HLDG CORP                                                                  Agenda Number:  701785783
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8878S103
    Meeting Type:  EGM
    Meeting Date:  30-Dec-2008
          Ticker:
            ISIN:  KYG8878S1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       1. THANK YOU.

1.     Approve and authorize, the grant of the waiver            Mgmt          For                            For
       of the Pre-emptive Right [as specified] and
       the waiver of the Tag-along Right [as specified]
       [the waiver of the Pre-emptive Right and the
       waiver of the Tag-along Right are collectively
       called the 'Waivers'] by Master Kong Beverages
       [BVI] Co., Ltd, a wholly-owned subsidiary the
       Company, in respect of the transfer of 1,000
       shares of USD 1.00 each in the issued share
       capital of Tingyi-Asahi-Itochu Beverages Holding
       Co. Ltd. [TAI], representing approximately
       9.999% of the entire issued share capital of
       TAI [the 'Sale Shares'] under a Share Purchase
       Agreement dated 23 NOV 2008 entered into between
       AI Beverage Holding Co., Ltd. [formerly known
       as A-I China Breweries Co., Ltd.] [as vendor],
       Ting Hsin [Cayman Islands] Holding Corp. [as
       purchaser] and Itochu Corporation; authorize
       any one Director of the Company for and on
       behalf of the Company to execute all such other
       documents, instruments and Agreements and to
       do all such acts or things deemed by him/them
       to be incidental to, ancillary to or in connection
       with the matters contemplated under the Waivers




--------------------------------------------------------------------------------------------------------------------------
 TINGYI CAYMAN IS HLDG CORP                                                                  Agenda Number:  701924296
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8878S103
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2009
          Ticker:
            ISIN:  KYG8878S1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.     Declare the payment of a final dividend for               Mgmt          For                            For
       the YE 31 DEC 2008

3.1    Re-elect Mr. Ryo Yoshizaws as a retiring Director         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

3.2    Re-elect Mr. Wu Chung-Yi as a retiring Director           Mgmt          For                            For
       and authorize the Directors to fix their remuneration

3.3    Re-elect Mr. Junichiro Ida as a retiring Director         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

3.4    Re-elect Mr. Hsu Shin-Chun as a retiring Director         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Re-appoint Mazars CPA Limited, as the Auditors            Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

5.     Authorize the Directors to issue, allot and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company, and to make or grant offers,
       agreements and options in respect thereof,
       during and after the end of the relevant period;
       the aggregate nominal amount of shares allotted
       or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors otherwise than
       pursuant to i) a rights issue, and ii) any
       option scheme or similar arrangement for the
       time being adopted for the grant or issue to
       officers and/or employees of the Company and/or
       any of its subsidiaries of shares or rights
       to acquire shares of the Company, shall not
       exceed 20%of the aggregate nominal amounts
       of the share capital of the Company in issue
       as at the date of passing of this resolution;
       [Authority expires at the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       Law to be held]

6.     Authorize the Directors, to repurchase shares             Mgmt          For                            For
       in the capital of the Company, to purchase
       shares subject to and in accordance with all
       applicable laws, rules and regulations and
       such mandate shall not extend beyond the relevant
       period; to repurchase shares at such prices
       as the Directors may at their discretion determine;
       the aggregate nominal amount of the shares
       repurchased by the Company pursuant to this
       resolution, during the relevant period, shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing of this resolution;
       [Authority expires at the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       Law to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6 as specified, the aggregate nominal
       amount of the shares which are repurchased
       by the Company pursuant to and in accordance
       with Resolution 6 above shall be added to the
       aggregate nominal amount of the shares which
       may be allotted or agreed conditionally or
       unconditionally to be allotted by the Directors
       of the Company pursuant to and in accordance
       with Resolution 5

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TISCALI SPA, CAGLIARI                                                                       Agenda Number:  701872308
--------------------------------------------------------------------------------------------------------------------------
        Security:  T93541117
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  IT0001453924
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       any adjournment thereof

2.     Approve the resolutions in conformity with the            Mgmt          No Action
       Article 2446 Civil Code

3.     Appoint a Director, any adjournment thereof               Mgmt          No Action

4.     Appoint the Board of Auditors and Chairman;               Mgmt          No Action
       approve to determine their emoluments, any
       adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 TISCALI SPA, CAGLIARI                                                                       Agenda Number:  701986272
--------------------------------------------------------------------------------------------------------------------------
        Security:  T93541117
    Meeting Type:  EGM
    Meeting Date:  28-Jun-2009
          Ticker:
            ISIN:  IT0001453924
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 JUN 2009 (AND A THIRD CALL ON 30 JUN 2009).
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
       SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
       MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the elimination of the nominal value              Mgmt          No Action
       indication of the outstanding shares, in compliance
       with Article 2328 Paragraph 2 Number 5 and
       2346 Paragraph 3 of the Italian Civil Code;
       consequential amendment of Articles 5 and 7
       Paragraph 2 of the Corporate Bylaws and redetermination
       of the number of the shares even through a
       reverse stock split; related and consequential
       resolutions

2.     Approve the examination of the quarterly financial        Mgmt          No Action
       status as of 31 MAR 2009; Directors report
       and Board of Auditors remarks; and the writing
       off of the residual losses for FY 2008 and
       previous ones, and of the negative outcome
       for current FY, in compliance with Article
       2446 of the Italian Civil Code consequential
       amendment of Article 5 of the Corporate Bylaws
       related and consequential resolutions

3.     Approve the Corporate capital increase in compliance      Mgmt          No Action
       with Article 2441 Paragraph 1 of the Italian
       Civil Code up to a max amount of EUR 190,000,000.00
       issue premium included, through the issuance
       of ordinary shares with no nominal value, along
       with warrants free of payment, and contextual
       corporate capital increase for a max amount
       equal to 5% of the current Corporate capital
       resulting from the capital increase, as per
       item 3 of the agenda, reserved to the exercise
       of warrants; request of listing of warrants;
       related and consequential resolution

4.     Approve the Corporate capital increase in compliance      Mgmt          No Action
       with Article 2441 paragraph 1 of the Italian
       Civil Code, versus payment, up to a max amount
       of EUR 46,500,000.00 issue premium included,
       through the issuance of ordinary shares with
       no nominal value; related and consequential
       resolutions

5.     Authorize the Board of Directors in compliance            Mgmt          No Action
       with Article 2443 Paragraph 2 of the Italian
       Civil Code, to increase the Corporate capital
       as per Article 2441 Paragraph 1 of the Italian
       Civil Code, versus payment, in 1 or more tranches,
       for a period of max 3 years effective from
       the approval of the resolution, up to a max
       amount of EUR 25,000,000.00 through the issuance
       of ordinary shares with no nominal value; related
       and consequential resolutions

6.     Approve the communications of Board of Directors          Mgmt          No Action
       related and consequential resolutions




--------------------------------------------------------------------------------------------------------------------------
 TITAN CEMENT CO, ATHENS                                                                     Agenda Number:  701981993
--------------------------------------------------------------------------------------------------------------------------
        Security:  X90766126
    Meeting Type:  OGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  GRS074083007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements for 2008 along           Mgmt          No Action
       with the Board of Director's and the Chartered
       Auditors' reports and of the profit disposal

2.     Approve the dismissal of the Board of Directors           Mgmt          No Action
       and the Chartered Auditor from every compensational
       responsibility for 2008

3.     Approve the Board of Director's salaries                  Mgmt          No Action

4.     Approve the constitution of the Audit Committee           Mgmt          No Action

5.     Elect the ordinary and substitute Chartered               Mgmt          No Action
       Auditors for 2009 and approve to determine
       their remuneration

6.     Authorize the Board of Directors and the Managers         Mgmt          No Action
       to participate in the Board of Directors or
       in the Management of group's Companies of identical
       or similar scopes




--------------------------------------------------------------------------------------------------------------------------
 TITAN PETROCHEMICALS GROUP LTD                                                              Agenda Number:  701973249
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8890G103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  BMG8890G1033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR ALL
       THE RESOLUTIONS. THANK YOU.

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the report of the Directors and the report
       of the Auditors for the YE 31 DEC 2008

2.A    Re-elect Mr. Tsoi Tin Chun as an Executive Director       Mgmt          Against                        Against

2.B    Re-elect Mr. John William Crawford as an Independent      Mgmt          For                            For
       Non-Executive Director

2.C    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

3.     Re-appoint Ernst & Young as the Auditors and              Mgmt          For                            For
       authorize the Board of Directors to fix their
       remuneration

4.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period [as specified], to allot,
       issue and deal with additional shares in the
       share capital of the Company and to make or
       grant offers, agreements and options [including
       warrants, bonds and debentures convertible
       into shares of the Company] which might require
       the exercise of such powers; the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to options or
       otherwise] by the Directors, otherwise than
       pursuant to a rights issue [as hereinafter
       defined] or pursuant to the exercise of any
       options granted under the Share Option Scheme
       adopted by the Company or an issue of shares
       upon the exercise of subscription rights attached
       to the warrants which might be issued by the
       Company or an issue of shares in lieu of the
       whole or part of a dividend on shares or any
       scrip dividend scheme or similar arrangement
       in accordance with the Bye-laws of the Company,
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of the passing of this
       resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the memorandum and Bye-laws of the Company
       or the applicable laws of Bermuda to be held]

5.     Authorize the Directors, during the relevant              Mgmt          For                            For
       period, to repurchase issued shares in the
       share capital of the Company on The Stock Exchange
       of Hong Kong Limited [Stock Exchange] or any
       other stock exchange on which the shares of
       the Company may be listed and recognized by
       the Securities and Futures Commission of Hong
       Kong and the Stock Exchange for such purpose,
       and to repurchase such shares are subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange;
       the aggregate nominal amount of share capital
       of the Company repurchased or agreed conditionally
       or unconditionally to be repurchased by the
       Company, shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of the passing of
       this resolution; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Memorandum and Bye-laws of
       the Company or the applicable laws of Bermuda
       to be held]

6.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Ordinary Resolutions No. 4 and 5 above, the
       aggregate nominal amount of the share capital
       of the Company which are repurchased by the
       Company pursuant to and in accordance with
       the said Ordinary Resolution No. 5 shall be
       added to the aggregate nominal amount of the
       share capital of the Company that may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors pursuant to
       and in accordance with Ordinary Resolution
       No. 4 above




--------------------------------------------------------------------------------------------------------------------------
 TMX GROUP INC                                                                               Agenda Number:  701868866
--------------------------------------------------------------------------------------------------------------------------
        Security:  87261X108
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  CA87261X1087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR 'ABSTAIN' FOR THE RESOLUTION
       NUMBERS 1.1 TO 1.15 AND 2. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       To consider our financial statements for the              Non-Voting    No vote
       YE 31 DEC 2008, and the Auditors' report on
       those statements

1.1    Elect Mr. Luc Bertrand as a Director                      Mgmt          For                            For

1.2    Elect Mr. Tullio Cedraschi as a Director                  Mgmt          For                            For

1.3    Elect Mr. Raymond Chan as a Director                      Mgmt          For                            For

1.4    Elect Mr. Densye Chicoyne as a Director                   Mgmt          For                            For

1.5    Elect Mr. Wayne C. Fox as a Director                      Mgmt          For                            For

1.6    Elect Mr. John A. Hagg as a Director                      Mgmt          For                            For

1.7    Elect Mr. Harry A. Jaako as a Director                    Mgmt          For                            For

1.8    Elect Mr. Thomas A. Kloet as a Director                   Mgmt          For                            For

1.9    Elect Mr. J. Spencer Lanthier as a Director               Mgmt          For                            For

1.10   Elect Mr. Jean Martel as a Director                       Mgmt          For                            For

1.11   Elect Mr. John P. Mulvihill as a Director                 Mgmt          For                            For

1.12   Elect Mr. Kathleen M. O'Neil as a Director                Mgmt          For                            For

1.13   Elect Mr. Gerri B. Sinclair as a Director                 Mgmt          For                            For

1.14   Elect Mr. Jean Turmel as a Director                       Mgmt          Against                        Against

1.15   Elect Mr. Laurent Verreault as a Director                 Mgmt          For                            For

2.     Appoint the KPMG LLP as our Auditor at a remuneration     Mgmt          For                            For
       to be fixed by the Directors

       To transact any other business properly brought           Non-Voting    No vote
       before the meeting




--------------------------------------------------------------------------------------------------------------------------
 TOA CORPORATION                                                                             Agenda Number:  702020102
--------------------------------------------------------------------------------------------------------------------------
        Security:  J83603100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3556000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Change Company's
       Location  to Shinjuku Ward

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOAGOSEI CO.,LTD.                                                                           Agenda Number:  701830920
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8381L105
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3556400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOD'S SPA, SANT'ELPIDIO A MARE (AP)                                                         Agenda Number:  701850489
--------------------------------------------------------------------------------------------------------------------------
        Security:  T93619103
    Meeting Type:  OGM
    Meeting Date:  20-Apr-2009
          Ticker:
            ISIN:  IT0003007728
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       the Board of Directors and the Auditors report,
       allocation of profits, any adjournment thereof

2.     Grant authority to buy and sell own shares,               Mgmt          No Action
       any adjournment thereof

3.     Appoint the Board of Directors for the years              Mgmt          No Action
       2009-2011 and approve the determination of
       its components and emoluments, any adjournment
       thereof




--------------------------------------------------------------------------------------------------------------------------
 TODA CORPORATION                                                                            Agenda Number:  701998431
--------------------------------------------------------------------------------------------------------------------------
        Security:  J84377100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3627000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOEI COMPANY,LTD.                                                                           Agenda Number:  702010909
--------------------------------------------------------------------------------------------------------------------------
        Security:  J84506120
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3560000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 TOHO CO.,LTD                                                                                Agenda Number:  701953172
--------------------------------------------------------------------------------------------------------------------------
        Security:  J84764117
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3598600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions, Allow Board to
       Make Rules   Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOHO CO.,LTD.                                                                               Agenda Number:  701888363
--------------------------------------------------------------------------------------------------------------------------
        Security:  J84807106
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  JP3553200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.2    Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOHO PHARMACEUTICAL CO.,LTD.                                                                Agenda Number:  701802882
--------------------------------------------------------------------------------------------------------------------------
        Security:  J85237105
    Meeting Type:  EGM
    Meeting Date:  13-Feb-2009
          Ticker:
            ISIN:  JP3602600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Transfer and Acquisition of Business              Mgmt          For                            For
       to Toho Holdings Co, Ltd.

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions, Change
       Official Company Name to Toho Holdings, Co.
       Ltd., Expand   Business Lines




--------------------------------------------------------------------------------------------------------------------------
 TOHO PHARMACEUTICAL CO.,LTD.                                                                Agenda Number:  701997376
--------------------------------------------------------------------------------------------------------------------------
        Security:  J85237105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3602600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Stock-for-Stock Exchange with OMWELL              Mgmt          For                            For
       Inc. To Make OMWELL a Subsidiary Wholly Owned
       by the Company

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOHO ZINC CO.,LTD.                                                                          Agenda Number:  702014399
--------------------------------------------------------------------------------------------------------------------------
        Security:  J85409100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3599000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKAI CARBON CO.,LTD.                                                                       Agenda Number:  701836491
--------------------------------------------------------------------------------------------------------------------------
        Security:  J85538106
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3560800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to the Updated Laws and    Regulaions, Allow
       Use of Electronic Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKAI CORPORATION                                                                           Agenda Number:  701844397
--------------------------------------------------------------------------------------------------------------------------
        Security:  J85667129
    Meeting Type:  EGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3345800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Reduction of Legal Reserve                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKAI CORPORATION                                                                           Agenda Number:  702013753
--------------------------------------------------------------------------------------------------------------------------
        Security:  J85667129
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3345800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3      Appoint a Director                                        Mgmt          For                            For

4      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For
       and Corporate Auditors

5      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 TOKAI RIKA CO.,LTD.                                                                         Agenda Number:  701988543
--------------------------------------------------------------------------------------------------------------------------
        Security:  J85968105
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3566600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

3.20   Appoint a Director                                        Mgmt          For                            For

3.21   Appoint a Director                                        Mgmt          For                            For

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Authorize Use of Stock Options, and Allow Board           Mgmt          For                            For
       to Authorize Use of Stock     Option Plan

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 TOKAI RUBBER INDUSTRIES,LTD.                                                                Agenda Number:  702000910
--------------------------------------------------------------------------------------------------------------------------
        Security:  J86011103
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2009
          Ticker:
            ISIN:  JP3564200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOKAI TOKYO FINANCIAL HOLDINGS, INC.                                                        Agenda Number:  701991021
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8609T104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3577600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options to Directors and Employees
       of the Company and its Subsidiaries

6.     Approve Retirement Allowance for Retiring Directors       Mgmt          Against                        Against
       and Retiring Corporate Auditors, and Payment
       of Accrued Benefits associated with Abolition
       of Retirement Benefit System for Current Corporate
       Officers




--------------------------------------------------------------------------------------------------------------------------
 TOKAI TOKYO SECURITIES CO.,LTD.                                                             Agenda Number:  701774691
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8609T104
    Meeting Type:  EGM
    Meeting Date:  12-Dec-2008
          Ticker:
            ISIN:  JP3577600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Transfer of Operations to a Wholly-Owned          Mgmt          For                            For
       Subsidiary and Create a      Holding Company
       Structure

2      Amend Articles to: Change Official Company Name           Mgmt          For                            For
       to Tokai Tokyo Financial      Holdings, Inc.,
       and Approve Minor Changes




--------------------------------------------------------------------------------------------------------------------------
 TOKEN CORPORATION                                                                           Agenda Number:  701662935
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8612T109
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2008
          Ticker:
            ISIN:  JP3590900001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Reduction of Legal Reserve                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors

5      Approve Payment of Bonuses to Corporate Officers          Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOKUSHU TOKAI HOLDINGS CO.,LTD.                                                             Agenda Number:  701998227
--------------------------------------------------------------------------------------------------------------------------
        Security:  J86657103
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3624900001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines,     Increase Board Size to 15

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 TOKUYAMA CORPORATION                                                                        Agenda Number:  701990738
--------------------------------------------------------------------------------------------------------------------------
        Security:  J86506102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3625000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 TOKYO DOME CORPORATION                                                                      Agenda Number:  701897831
--------------------------------------------------------------------------------------------------------------------------
        Security:  J86775103
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  JP3587600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          Against                        Against
       for Public Notifications,  Adopt Reduction
       of Liability System for Outside Directors,
       Adopt Reduction of Liability System for Outside
       Auditors, Approve Minor Revisions Related to
       Dematerialization of Shares and the other Updated
       Laws and Regulaions, Allow Board to Make Rules
       Governing Exercise of Shareholders' Rights,
       etc.

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOKYO OHKA KOGYO CO.,LTD.                                                                   Agenda Number:  701984747
--------------------------------------------------------------------------------------------------------------------------
        Security:  J87430104
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3571800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Expand Business Lines,  Approve        Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

6.     Continuation of Guidelines on Response to Large-Scale     Mgmt          Against                        Against
       Purchase of the Company's Shares etc. (Takeover
       Defensive Measures)




--------------------------------------------------------------------------------------------------------------------------
 TOKYO SEIMITSU CO.,LTD.                                                                     Agenda Number:  702010911
--------------------------------------------------------------------------------------------------------------------------
        Security:  J87903100
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3580200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKYO STEEL MANUFACTURING CO.,LTD.                                                          Agenda Number:  701985371
--------------------------------------------------------------------------------------------------------------------------
        Security:  J88204110
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3579800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 TOKYO STYLE CO.,LTD.                                                                        Agenda Number:  701955063
--------------------------------------------------------------------------------------------------------------------------
        Security:  J88247101
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3579000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions, Allow Board to
       Make Rules   Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          Abstain                        Against
       Directors

6      Approve Provision of Retirement Allowance for             Mgmt          Abstain                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOKYO TATEMONO CO.,LTD.                                                                     Agenda Number:  701827531
--------------------------------------------------------------------------------------------------------------------------
        Security:  J88333117
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3582600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Directors                   Mgmt          Against                        Against

3.     Amend the Articles of Incorporation                       Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

4.16   Appoint a Director                                        Mgmt          For                            For

4.17   Appoint a Director                                        Mgmt          For                            For

4.18   Appoint a Director                                        Mgmt          For                            For

5.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

6.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 TOKYU CONSTRUCTION CO., LTD.                                                                Agenda Number:  702008663
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8521B108
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3567410000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOMOKU CO.,LTD.                                                                             Agenda Number:  702001304
--------------------------------------------------------------------------------------------------------------------------
        Security:  J89236103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3554000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOMSON GROUP LTD                                                                            Agenda Number:  701936099
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8917R108
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  KYG8917R1083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements of the Company and its
       subsidiaries for the YE 31 DEC 2008 together
       with the reports of the Directors and the Auditors
       thereon

2.     Declare a final dividend of HKD 5.5 cents per             Mgmt          For                            For
       share of the Company for the YE 31 DEC 2008

3.a.1  Re-elect Mr. Tong Chi Kar Charles as a Director           Mgmt          For                            For
       of the Company

3.a.2  Re-elect Mr. Chuang Hsiao-Chen as a Director              Mgmt          For                            For
       of the Company

3.a.3  Re-elect Mr. Lee Chan Fai as a Director of the            Mgmt          For                            For
       Company

3.b    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the fees of the Directors

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and authorize the Board of Directors
       of the Company to fix their remuneration

5.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       [the Board] to allot, issue and otherwise deal
       with additional shares of HKD 0.50 each in
       the capital of the Company and to make or grant
       offers, agreements and options, during and
       after the relevant period, not exceeding 20%
       of the aggregate number of issued shares of
       the Company, otherwise than pursuant to: i)
       a rights issue; or ii) an exercise of rights
       or subscription or conversion under the terms
       of any warrant or other securities issued by
       the Company carrying right to subscribe for
       or purchase of the shares of the Company; or
       iii) an exercise of subscription rights under
       any Share Option Scheme of the Company; or
       iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in the
       capital of the Company in lieu of the whole
       or part of a divided on shares of the Company
       in accordance with the Articles of Association
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable law to be held]

6.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to purchase its own shares of HKD 0.50 each,
       during the relevant period, on the Stock Exchange
       of Hong Kong Limited, in accordance with all
       applicable laws and regulations, not exceeding
       10% of the aggregate number of issued shares
       in the capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable law to be held]

7.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Board of Directors of the company to
       allot, issue and otherwise deal with additional
       shares in the capital of the company under
       Resolution (5), by the addition thereto of
       an amount representing all those number of
       shares in the capital of the company which
       may from time to time be purchased by the company
       pursuant to Resolution (6) as specified

8.     Approve to increase the share capital of the              Mgmt          For                            For
       Company from HKD 750,000,000 to HKD 1,000,000,000
       by the creation of a further 500,000,000 new
       shares of HKD 0.50 each in the capital of the
       Company

S.9    Amend the Articles 3, 6, 73, 77A, 80, 81, 82,             Mgmt          For                            For
       83, 84, 85, 88, 90, 92, 94, 96(ii), 99 and
       116 of the Articles of Association as specified




--------------------------------------------------------------------------------------------------------------------------
 TOMSON GROUP LTD                                                                            Agenda Number:  701959972
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8917R108
    Meeting Type:  EGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  KYG8917R1083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR BELOW RESOLUTION.
       THANK YOU.

1.     Approve and ratify the Supplemental Agreement             Mgmt          For                            For
       dated 17 APR 2009 ["Supplemental agreement"]
       [as specified], entered into amongst Tomson
       Golf [Shanghai] Limited ["Tomson Golf"] and
       Shanghai Tomson Real Estate Investment & Development
       Company, Limited; ["Tomson Real Estate"], both
       wholly owned subsidiaries of the Company, Shanghia
       Tomson Pudong Real Estate Development Company,
       Limited ["Joint Venture"], a 70% owned subsidiary
       of the Company, and Shanghia Pudong Land Development
       [Holding] Corporation; ["SPLD"] i) to supplement
       and amend the original transfer contract dated
       03 OCT 2001 and the original preparatory works
       contract dated 29 NOV 2001 [as specified] and
       ii) pursuant to which Tomson Golf, Tomson Real
       Estate and the joint Venture have conditionally
       agreed to purchase and SPLD has conditionally
       agreed to sell the revised portions [as specified]
       for a consideration of RMB 2,200 million; and
       authorize any one of the Directors of the Company
       to sign or execute such other document, deed
       or instrument for and on behalf of the Company
       and to do all such things and take all such
       actions as he/she may consider necessary or
       desirable for the purpose of giving effect
       to the Supplemental Agreement and completing
       all the transactions contemplated thereunder
       with such changes as he/she may consider necessary,
       desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 TOMTOM NV                                                                                   Agenda Number:  701696950
--------------------------------------------------------------------------------------------------------------------------
        Security:  N87695107
    Meeting Type:  EGM
    Meeting Date:  19-Sep-2008
          Ticker:
            ISIN:  NL0000387058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN STATUS OF BLOCKING INDICATOR. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

1.     Opening and announcements                                 Non-Voting    No vote

2.     Appoint Mr. Alain De Taeye as a Member of the             Mgmt          No Action
       Management Board of the Company with effect
       from 19 SEP 2008

3.     Appoint Mr. Ben Van Der Veer as a Member of               Mgmt          No Action
       the Supervisory Board of the Company with effect
       from 01 OCT 2008

4.     Approve to acceptance of the resignation of               Mgmt          No Action
       Mr. Alexander Ribbink and release from liability
       as Member of the Management Board

5.     Amend the Articles of Association of the Company          Mgmt          No Action

6.     Questions                                                 Non-Voting    No vote

7.     Close                                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TOMTOM NV                                                                                   Agenda Number:  701894811
--------------------------------------------------------------------------------------------------------------------------
        Security:  N87695107
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  NL0000387058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING.  THANK YOU.

1.     Opening and announcements                                 Non-Voting    No vote

2.     Presentation by Mr. H. C. A. Goddijn, Chief               Non-Voting    No vote
       Executive Officer

3.     Annual report 2008                                        Non-Voting    No vote

4.     Adopt the annual accounts 2008                            Mgmt          For                            For

5.     Approve to release from liability of the Members          Mgmt          For                            For
       of the Management Board

6.     Approve to release from liability of the Members          Mgmt          For                            For
       of the Supervisory Board

7.     The Company's policy on additions to reserves             Non-Voting    No vote
       and on dividends

8.     Approve the extension of the authority of the             Mgmt          For                            For
       Management Board to have the Company acquire
       its own shares

9.a    Approve the extension of the authority of the             Mgmt          For                            For
       Management Board to issue shares or to grant
       rights to acquire shares

9.b    Approve the extension of the authority of the             Mgmt          For                            For
       Management Board to restrict or exclude pre-emptive
       rights

10.a   Re-appoint Mr. H. C. A. Goddijn as a Member               Mgmt          For                            For
       of the Management Board with effect from 28
       APR 2009

10.b   Re-appoint Ms. M. M. Wyatt as a Member of the             Mgmt          For                            For
       Management Board with effect from 28 APR 2009

11.    Appoint Mr. P. N. Wakkie as a Member of the               Mgmt          For                            For
       Supervisory Board with effect from 28 APR 2009

12.    Adopt the proposals to amend the remuneration             Mgmt          Against                        Against
       policy for Members of the Management Board

13.a   Approve the proposed Tomtom NV Management Board           Mgmt          For                            For
       Stock Option Plan 2009

13.b   Authorize of the Management Board to grant rights         Mgmt          For                            For
       to subscribe for ordinary shares under the
       Tomtom NV Employee Stock Option Plan 2009 and
       Tomtom NV Management Board Stock Option Plan
       2009 and to the extent required, exclude pre-emptive
       rights

14.    Re-appoint Deloitte Accountants BV as the Auditor         Mgmt          For                            For
       of the Company

15.    Questions                                                 Non-Voting    No vote

16.    Close                                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TOMTOM NV                                                                                   Agenda Number:  702022269
--------------------------------------------------------------------------------------------------------------------------
        Security:  N87695107
    Meeting Type:  EGM
    Meeting Date:  30-Jun-2009
          Ticker:
            ISIN:  NL0000387058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening of the General Meeting                            Non-Voting    No vote

2.A    Approve the presentation and explanation on               Non-Voting    No vote
       the rights offering and private placement resolution

2.B    Authorize the Management Board proposes to the            Mgmt          No Action
       general meeting and designate the Management
       Board, in connection with the private placement,
       subject to approval of the Supervisory Board,
       to decide upon an issue of 11,603,031 ordinary
       shares, provided that this authorization can
       only be used to issue ordinary shares as required
       to raise [approximately] EUR 71 million equity
       under the private placement as the issuance
       will only be made to certain investors, it
       is also proposed to the general meeting to
       authorize and designate the Management Board,
       subject to the prior approval of the Supervisory
       Board, to resolve to exclude the statutory
       pre-emptive rights pertaining to the ordinary
       shares which can be issued pursuant to this
       authorization

2.C    Approve to change the Articles of Association             Mgmt          No Action
       in respect of the following subjects: increase
       the capital of the Company according one of
       the 3 following alternatives, depending on
       the conditions of the rights issue and the
       alternative to be determined by the Managing
       Board alternative A: increase the authorized
       share capital to [EUR 180,000,00 0] and is
       divided into [600,000,000] ordinary shares
       each with a nominal value of [EUR 0.20] and
       [300,000,000] preferred shares each with a
       nominal value of [EUR 0.20]; alternative B:
       increase the authorized share capital to [EUR
       270,000,000] and is divided into [900,000,000]
       ordinary shares each with a nominal value of
       [EUR 0.20] and [450,000,000] preferred shares
       each with a nominal value of [EUR 0.20]. alternative
       C: increase the authorized share capital to
       [EUR 720,000,000] and is divided into [2,400,000,000]
       ordinary shares each with a nominal value of
       [EUR 0.20] and [1,200,000,000] preferred shares
       each with a nominal value of [EUR 0.20]

2.D    Authorize the Management Board proposes to the            Mgmt          No Action
       general meeting and designate the Management
       Board, in connection with the rights offering,
       subject to approval of the Supervisory Board,
       to decide upon the issue of ordinary shares
       and or to grant rights to subscribe for ordinary
       shares [the sets see for a further explanation
       the shareholder' circular] up to the maximum
       of the authorized share capital relating to
       ordinary shares as it will read after the amendment
       of the Articles of Association implementing
       the adopted amendment I as referred to under
       Item 2c [the 'new authorized share capital']
       provided that this authorization can only be
       used to issue such a number of ordinary shares
       and sets as required to raise 359 million equity
       under the rights offering; if the Management
       Board, with the approval of the Supervisory
       Board decides to withdraw all proposals relating
       to the increase of the authorized share capital
       as referred to in agenda Resolution 2C under
       [a], [b] and [c], the authorization under this
       resolution will be granted to the maximum of
       the authorized share capital relating to the
       ordinary shares as included in our current
       Articles of Association

3.     Authorize the Management Board to acquire the             Mgmt          No Action
       ordinary shares in the capital of the Company
       which will be issued by the Management Board
       under the authorization requested under Resolution
       2B in connection with the private placement
       for a price per ordinary share with a minimum
       equal to the nominal value of such ordinary
       shares and a maximum equal to the issue price,
       the authorization is requested for a period
       of 3 months, therefore ending on 30 SEP 2009

4.     Appoint Mr. J. E. Tjaden as a member of the               Mgmt          No Action
       Supervisory Board where all details as laid
       down in Article 2:158 Paragraph 5, Section
       2:142 Paragraph 3 of the Dutch Civil Code are
       available for the general meeting of shareholders,
       this appointment is under the condition precedent
       of the closing of the right's offering

5.     Authorize any 2 members of the Management Board           Mgmt          No Action
       acting jointly to represent Tomtom N.V., to
       the extent and insofar a conflict of interest
       exists within the meaning of Article 2:146
       Dutch Civil Code between any of the Members
       of the Management Board and Tomtom N.V., in
       relation to any and all legal acts in connection
       with the equity offering

6.     Approve to change the Articles of Association             Mgmt          No Action
       in respect of the following subjects: to amend
       Article 20, Paragraph 4 of the Company's Articles,
       in order to introduce some flexibility with
       respect to the determination of the dividend
       entitlement of the preferred shares

7.     Any other business                                        Non-Voting    No vote

8.     closing of the general meeting                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TOMY COMPANY,LTD.                                                                           Agenda Number:  702008651
--------------------------------------------------------------------------------------------------------------------------
        Security:  J89258107
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3630550006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan




--------------------------------------------------------------------------------------------------------------------------
 TONAMI HOLDINGS CO.,LTD.                                                                    Agenda Number:  702010707
--------------------------------------------------------------------------------------------------------------------------
        Security:  J89279103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3629400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOPCON CORPORATION                                                                          Agenda Number:  702003954
--------------------------------------------------------------------------------------------------------------------------
        Security:  J87473112
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3630400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5      Approve Retirement Allowance for Retiring Directors       Mgmt          Against                        Against
       and Corporate Auditors,   and Payment of Accrued
       Benefits associated with Abolition of Retirement
       Benefit System for Current Directors
       and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOPDANMARK A/S, BALLERUP                                                                    Agenda Number:  701873855
--------------------------------------------------------------------------------------------------------------------------
        Security:  K96213150
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  DK0010259530
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTIONS
       3, 5 AND 6 AND "IN FAVOR" ONLY FOR RESOLUTION
       NUMBER 4.A TO 4.F. THANK YOU.

1.     Receive the report on the Company's activities            Non-Voting    No vote
       in the past year

2.     Receive the audited annual report signed by               Non-Voting    No vote
       the Board of Directors and the Board of Management

3.     Adopt the annual report and decision on the               Mgmt          For                            For
       appropriation of profits according to the Annual
       Accounts as adopted

4.A    Re-elect Mr. Jorgen Ajslev as a Member to the             Mgmt          For                            For
       Board of Directors

4.B    Re-elect Mr. Anders Knutsen as a Member to the            Mgmt          For                            For
       Board of Directors

4.C    Re-elect Mr. Jens Maaloe as a Member to the               Mgmt          For                            For
       Board of Directors

4.D    Re-elect Mr. Michael Pram Rasmussen as a Member           Mgmt          For                            For
       to the Board of Directors

4.E    Re-elect Mr. Annette Sadolin as a Member to               Mgmt          For                            For
       the Board of Directors

4.F    Re-elect Mr. Knud J. Vest as a Member to the              Mgmt          For                            For
       Board of Directors

5.A    Authorize the Board of Directors to acquire               Mgmt          For                            For
       own shares for the purpose of ownership or
       security, the total of own shares held by the
       Company or its subsidiaries must not exceed
       10% of the share capital, the shares can be
       acquired at a minimum price of DKK 105 [market
       price of DKK 10.5] per share and a maximum
       price of current market value plus 10%; [Authority
       expires at the conclusion of the AGM in 2010]

5.B    Authorize the Board of Directors to issue to              Mgmt          For                            For
       the Company's Board of Management and other
       executives for 2010 up to 150,000 options,
       employee shares with a nominal value of up
       to DKK 20,000 and employee bonds with a nominal
       value of up to DKK 5m; consequently approve
       to formulate Clauses 5 and 6 of "General guidelines
       for performance-related pay in Topdanmark"
       as specified for 2010

6.     Re-elect the Mrrres. Deloitte, Statsautoriseret           Mgmt          For                            For
       Revisionsaktieselskab of one state-authorized
       public accountant to serve as Auditor

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TOPPAN FORMS CO.,LTD.                                                                       Agenda Number:  702000112
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8931G101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3629200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3      Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOPRE CORPORATION                                                                           Agenda Number:  701997287
--------------------------------------------------------------------------------------------------------------------------
        Security:  J89365100
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3598200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations




--------------------------------------------------------------------------------------------------------------------------
 TOPY INDUSTRIES,LIMITED                                                                     Agenda Number:  702023463
--------------------------------------------------------------------------------------------------------------------------
        Security:  J89451124
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3630200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Supplementary Corporate Auditor                 Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOROMONT INDS LTD                                                                           Agenda Number:  701868195
--------------------------------------------------------------------------------------------------------------------------
        Security:  891102105
    Meeting Type:  MIX
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  CA8911021050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTION
       03 AND "IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS 1.1 TO 1.9 AND 02. THANK YOU.

1.1    Elect Mr. Robert S. Boswell as a Director                 Mgmt          For                            For

1.2    Elect Mr. Robert M. Franklin as a Director                Mgmt          For                            For

1.3    Elect Mr. Ronald G. Gage as a Director                    Mgmt          For                            For

1.4    Elect Mr. David A. Galloway as a Director                 Mgmt          For                            For

1.5    Elect Mr. Wayne S. Hill as a Director                     Mgmt          For                            For

1.6    Elect Mr. H. Stanley Marshall as a Director               Mgmt          For                            For

1.7    Elect Mr. John S. Mccallum as a Director                  Mgmt          For                            For

1.8    Elect Mr. Robert M. Ogilvie as a Director                 Mgmt          For                            For

1.9    Elect Mr. Stephen J. Savidant as a Director               Mgmt          For                            For

2.     Appoint Ernst & Young LLP, chartered accountants,         Mgmt          For                            For
       as the Auditors of the Corporation until the
       next AGM at a remuneration to be fixed by the
       Directors of the Corporation

3.     Approve the rights plan of the Corporation,               Mgmt          For                            For
       as specefied




--------------------------------------------------------------------------------------------------------------------------
 TOSHIBA MACHINE CO.,LTD.                                                                    Agenda Number:  702008017
--------------------------------------------------------------------------------------------------------------------------
        Security:  J89838106
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3592600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOSHIBA TEC CORPORATION                                                                     Agenda Number:  701977336
--------------------------------------------------------------------------------------------------------------------------
        Security:  J89903108
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3594000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

3.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOTAL PRODUCE PLC, CO LOUTH                                                                 Agenda Number:  701926389
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8983Q109
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  IE00B1HDWM43
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statements of account             Mgmt          For                            For
       for the YE 31 DEC 2008 and the reports of the
       Directors and the Auditor thereon

2.     Approve the Interim dividends and declare a               Mgmt          For                            For
       final dividend of 1.15 cent per share on the
       ordinary shares for the YE 31 DEC 2008

3.a    Re-elect Mr. C.P. McCann as a Director, who               Mgmt          For                            For
       retires in accordance with the Articles of
       Association and/or Combined Code on Corporate
       Governance

3.b    Re-elect Mr. J.J. Kenndey as a Director, who              Mgmt          For                            For
       retires in accordance with the Articles of
       Association and/or Combined Code on Corporate
       Governance

4.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditor for the YE 31 DEC 2009

5.     Authorize the Directors, to allot relevant securities     Mgmt          For                            For
       [within the meaning of Section 20 of the Companies
       [Amendment] Act, 1983] up to an aggregate nominal
       amount of EUR 1,161,226 [116,122,621 shares,
       representing 33% of the nominal value of the
       issued share capital]; [Authority expires the
       earlier of the conclusion of the AGM of the
       Company next year or 28 AUG 2010]; and the
       Directors may allot relevant securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.6    Authorize the Directors, pursuant to Article              Mgmt          Against                        Against
       8(d) of the Articles of Association and Section
       24 of the Companies [Amendment] Act, 1983,
       to allot equity securities [as specified by
       Section 23 of the Act] for cash pursuant to
       the authority to allot relevant securities
       conferred on the Directors by Resolutions 5
       above in the notice of this meeting as if sub-Section(1)
       of the said Section 23 did not apply to any
       such allotment provided that this power shall
       be limited to the matters provided for in Article
       8(d)(i) and (ii) of the Articles of Association
       and provided further that the aggregate nominal
       value of any shares which may be allotted pursuant
       to Article 8(d)(ii) may not exceed EUR 351,887
       [35,188,673 shares] representing 10% of the
       nominal value of the issued share capital

S.7    Authorize the Company and/or any subsidiary               Mgmt          For                            For
       [an specified by Section 155 of the Companies
       Act, 1963] of the Company, to make market purchases
       [as specified by Section 212 of the Companies
       Act, 1990] of shares of any class in the Company
       [shares] on such terms and conditions and in
       such manner an the Directors may determine
       from time to time but subject to the provisions
       of the Companies Act, 1990 and to the following
       restrictions, and provisions: a) the maximum
       number of ordinary shares [as specified in
       the Articles of Association of the Company]
       authorized to be acquired pursuant to this
       resolution shall not exceed 35,188,673 [representing
       10% of the issued share capital]; b) the minimum
       price which may be paid for any share shall
       be an amount equal to 105of the nominal value
       thereof; c) the maximum price which may be
       paid for any share [a relevant share] shall
       be an amount equal to 105% of the average of
       the 5 amounts resulting from determining in
       this resolution in relation to the shares of
       the same class as the relevant share shall
       be appropriate for each of the 5 business days
       immediately preceding the day on which the
       relevant share is purchased, as determined
       from the information published in the Irish
       Stock Exchange Daily List reporting the business
       done on each of these 5 business days: i) if
       there shall be more than one dealing reported
       for the day, the average of the prices at which
       such dealings took place; or ii)if there shall
       be only one dealing reported for the day, the
       price at which such dealing took place; or
       iii) if there shell not be any dealing reported
       for the day, the average of the high and low
       market guide prices for that day; and if there
       shall be only a high [but not a low] or a low
       [but not a high] market guide price reported,
       or if there shall not be any market guide price
       reported, for any particular day then that
       day shall not count as one of the said 5 business
       days for the purposes of determining the maximum
       price, if the means of providing the foregoing
       information as to dealings and prices by reference
       to which the maximum price is to be determined
       is altered or is replaced by some other means,
       then a maximum price shall be determined on
       the basis of the equivalent information published
       by the relevant authority in relation to dealings
       on the Irish Stock Exchange or its equivalent;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or 28 AUG 2010];
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.8    Approve, subject to the passing of Resolution             Mgmt          For                            For
       7, for the purpose of Section 209 of the Companies
       Act 1990, to reissue price range at which any
       treasury shares [as specified by the said Section
       209] for the time being held by the Company
       may be reissued off-market shall be as follows:
       i) the maximum price at which a treasury share
       may be reissued off-market shall [be an amount
       equal to 120% of the appropriate price; and
       ii) the minimum price at which a treasury share
       may be reissued off-market shall be the nominal
       value of the share where such a share is required
       to satisfy an obligation under an Employee
       Share Scheme [as specified in the Companies
       [Amendment] Act 1983] operated by the Company
       or, in all other cases, an amount equal to
       95% of the appropriate price; and [Authority
       expire the earlier of the next AGM of the Company
       or 28 AUG 2010]

S.9    Approve with effect from the implementation               Mgmt          Against                        Against
       met Irish Law of Directive 2007/36/EC of the
       European Parliament and of the Council of 11
       JUL 2007 on the exercise of certain rights
       of shareholders and listed Companies, the provision
       in Article 55(a) allowing for the convening
       of an EGM by at least 14 clear days' notice

S.10   Amend Articles 1(b), 72(a), 73 to 76 of the               Mgmt          For                            For
       Articles of Association of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 TOUEI HOUSING CORPORATION                                                                   Agenda Number:  701894607
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9035M101
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  JP3560450003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions, Allow Board to
       Make Rules   Governing Exercise of Shareholders'
       Rights, Expand Business Lines

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 TOWA REAL ESTATE DEVELOPMENT CO.,LTD.                                                       Agenda Number:  701844400
--------------------------------------------------------------------------------------------------------------------------
        Security:  J90526120
    Meeting Type:  EGM
    Meeting Date:  30-Mar-2009
          Ticker:
            ISIN:  JP3623000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      This is the Extraordinary Shareholders Meeting            Non-Voting    No vote
       to be voted on by Common       shareholders
       Related to the Merger By Stock-for-Stock Exchange,
       and the Class Stockholders Meeting to be voted
       by Common Shareholders

1      Approve Stock-for-Stock Exchange with Mitsubishi          Mgmt          For                            For
       Estate, Co. Ltd. (ME) In     Order To Become
       ME's Wholly-Owned Subsidiary

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to the Updated Laws and    Regulaions

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

C.1    Approve Stock-for-Stock Exchange with Mitsubishi          Mgmt          For                            For
       Estate, Co. Ltd. (ME) In     Order To Become
       ME's Wholly-Owned Subsidiary




--------------------------------------------------------------------------------------------------------------------------
 TOYO CONSTRUCTION CO.,LTD.                                                                  Agenda Number:  702009172
--------------------------------------------------------------------------------------------------------------------------
        Security:  J90999111
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3609800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOYO ENGINEERING CORPORATION                                                                Agenda Number:  701997679
--------------------------------------------------------------------------------------------------------------------------
        Security:  J91343103
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3607800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOYO INK MFG.CO.,LTD.                                                                       Agenda Number:  702010822
--------------------------------------------------------------------------------------------------------------------------
        Security:  J91515106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3606600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Expand Business Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOYO KOHAN CO.,LTD.                                                                         Agenda Number:  701994255
--------------------------------------------------------------------------------------------------------------------------
        Security:  J91730101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3610200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOYO TIRE & RUBBER CO.,LTD.                                                                 Agenda Number:  702004451
--------------------------------------------------------------------------------------------------------------------------
        Security:  J92805118
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3610600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOYOBO CO.,LTD.                                                                             Agenda Number:  702004336
--------------------------------------------------------------------------------------------------------------------------
        Security:  J90741133
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3619800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

6      Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 TPV TECHNOLOGY LTD                                                                          Agenda Number:  701816867
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8984D107
    Meeting Type:  SGM
    Meeting Date:  06-Mar-2009
          Ticker:
            ISIN:  BMG8984D1074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR THE BELOW
       RESOLUTION. THANK YOU.

1.     Approve and ratify, the Agreement dated 23 DEC            Mgmt          For                            For
       2008 [the 'Share Purchase Agreement'] [as specified]
       entered into between the Company, as purchaser,
       and Koninklijke Philips Electronics N.V., as
       vendor, relating to the acquisition by the
       Company of the Philips Sale Shares [as specified
       in the circular to the shareholders of the
       Company dated 17 FEB 2009 of which this Notice
       forms part], and all the transactions contemplated
       therein; and authorize any 1 Director to do
       all such acts and things, to sign and execute
       [including the affixing of the Company's seal
       on], to finalize and amend, any other documents,
       instruments and Agreements [and the Director's
       signature thereon shall be conclusive evidence
       of the approval of any finalization or amendment]
       and to take such steps on behalf of the Company
       as he may consider necessary, appropriate,
       desirable or expedient for the purpose of or
       in connection with the implementation and completion
       of the Share Purchase Agreement and all the
       transactions contemplated therein




--------------------------------------------------------------------------------------------------------------------------
 TPV TECHNOLOGY LTD                                                                          Agenda Number:  701922646
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8984D107
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  BMG8984D1074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR ALL THE RESOLUTION
       NUMBERS. THANK YOU.

1.     Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and of the Auditors for the
       YE 31 DEC 2008

2.     Approve the payment of a final dividend                   Mgmt          For                            For

3.1    Re-elect Mr. Houng Yu-Te as a Director                    Mgmt          For                            For

3.2    Re-elect Mr. Maarten Jan De Vries as a Director           Mgmt          For                            For

3.3    Re-elect Mr. Wong Chi Keung as a Director                 Mgmt          For                            For

3.4    Re-elect Mr. Robert Theodoor Smits as a Director          Mgmt          For                            For

3.5    Re-elect Mr. Chen Yen-Sung, Eddie as a Director           Mgmt          For                            For

3.6    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       its issued shares of USD 0.01 each in the capital
       of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange], Singapore Exchange Securities
       Trading Limited [the Singapore Exchange] or
       on any other stock exchange on which the shares
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and requirements of the Rules governing the
       Listing of Securities on the Stock Exchange,
       the Listing Manual of the Singapore Exchange
       or rules of any other stock exchange as amended
       from time to time, not exceeding 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       of this resolution and the said approval shall
       be limited accordingly; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable Laws of Bermuda to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of USD
       0.01 each in the capital of the Company or
       securities convertible into such shares or
       options, warrants or similar rights to subscribe
       for any shares or convertible securities and
       to make or grant offers, agreements and options
       during and after the end of relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company,
       otherwise than pursuant to i) a rights issue
       [as specified]; or ii) any issue of shares
       in the Company under any option scheme or similar
       arrangement for the time being adopted for
       the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of options to subscribe for, or rights to acquire
       shares of the Company or iii) any scrip dividend
       or similar or any similar arrangement providing
       for the allotment of shares in the Company
       in lieu of the whole or part of a dividend,
       pursuant to the Bye-laws of the Company from
       time to time or iv) any issue of shares in
       the Company upon the exercise of rights of
       subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or any applicable
       laws of Bermuda to be held]

7.     Approve, subject to the passing of the Ordinary           Mgmt          For                            For
       Resolutions I and II, the general mandate granted
       to the Directors of the Company to allot, issue
       and deal with additional securities in the
       capital of the Company, pursuant to the Resolution
       II, by the addition thereto of an amount representing
       the aggregate nominal amount of the shares
       repurchased by the Company under the authority
       granted, pursuant to the Ordinary Resolution
       I, provided that such amount does not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TRANSAT A T INC                                                                             Agenda Number:  701831807
--------------------------------------------------------------------------------------------------------------------------
        Security:  89351T302
    Meeting Type:  MIX
    Meeting Date:  11-Mar-2009
          Ticker:
            ISIN:  CA89351T3029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 530354 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "ABSTAIN" ONLY FOR RESOLUTIONS
       "1" AND "2" AND "IN FAVOR" OR ''AGAINST" ONLY
       FOR RESOLUTION NUMBER "3". THANK YOU.

       To receive the financial statements of the Corporation    Non-Voting    No vote
       for the year ended 31 OCT 2008 and the Auditor's
       report thereon

1.     Elect the Directors                                       Mgmt          For                            For

2.     Appoint Ernst & Young, LLP as the Auditors of             Mgmt          For                            For
       transat for the ensuing year and authorize
       the Board to fix their remuneration

3.     Ratify the 2009 stock option plan approved by             Mgmt          For                            For
       our Board of Directors on 14 JAN 2009 as specified

4.     Approve the undersigned certifies that it has             Mgmt          Abstain                        Against
       made reasonable inquiries as to the Canadian
       status of the owner and person in control of
       the shares represented by proxy and has read
       the definitions found on the voting instruction
       form so as to make an accurate declaration
       of ownership and control; the undersigned hereby
       certifies that the shares represented by this
       voting instructions form are owned and controlled
       by a Canadian

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TRANSCONTINENTAL INC                                                                        Agenda Number:  701804052
--------------------------------------------------------------------------------------------------------------------------
        Security:  893578104
    Meeting Type:  EGM
    Meeting Date:  18-Feb-2009
          Ticker:
            ISIN:  CA8935781044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTIONS
       1 AND 2. THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       of the Corporation for the FYE 31 OCT 2008
       with the Auditor's report thereon

1.     Elect the Corporation's Directors for the coming          Mgmt          For                            For
       year

2.     Appoint KPMG LLP as the Auditor and authorize             Mgmt          For                            For
       the Directors to fix its remuneration

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TRANSCOSMOS INC.                                                                            Agenda Number:  701988199
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9297T109
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3635700002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to (1) : Expand Business Lines,            Mgmt          For                            For
       Approve Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

2.     Amend Articles to (2) : Make Resolutions Related          Mgmt          Against                        Against
       to Anti-Takeover Defense Measures

3.     Gratis Allotment of Stock Acquisition Rights              Mgmt          Against                        Against
       for Takeover Defense Measures

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.4    Appoint a Corporate Auditor                               Mgmt          For                            For

6.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TRANSFIELD SERVICES LTD, SYDNEY NSW                                                         Agenda Number:  701723214
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q9187S114
    Meeting Type:  AGM
    Meeting Date:  23-Oct-2008
          Ticker:
            ISIN:  AU000000TSE7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 508103 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive and approve the financial report of               Non-Voting    No vote
       the Company and its controlled entities, including
       the Directors' declaration and the reports
       of the Directors and the Auditor for the FYE
       30 JUN 2008

2.A    Re-elect Professor Steve Burdon as a Director             Mgmt          For                            For
       of the Company, retiring in accordance with
       Clause 58.1 of the Company's Constitution

2.B    Re-elect Mr. Mel Ward AO as a Director of the             Mgmt          For                            For
       Company, retiring in accordance with Clause
       58.1 of the Company's Constitution

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008 as specified

4.A    Elect Mr. Steven Crane as a Director, in accordance       Mgmt          For                            For
       with clause 56.1 of the Company's Constitution

4.B    Elect Mr. David Sutherland as a Director, in              Mgmt          For                            For
       accordance with clause 56.1 of the Company's
       Constitution




--------------------------------------------------------------------------------------------------------------------------
 TRANSPACIFIC INDUSTRIES GROUP LTD                                                           Agenda Number:  701724367
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q91932105
    Meeting Type:  AGM
    Meeting Date:  06-Nov-2008
          Ticker:
            ISIN:  AU000000TPI4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting    No vote
       and the reports of the Directors and the Auditor
       for the FYE 30 JUN 2008

2.     Approve the remuneration report as specified              Mgmt          Against                        Against
       in the Directors report for the FYE 30 JUN
       2008

3.a    Re-elect Mr. Graham Mulligan as a Non-Executive           Mgmt          For                            For
       Director of the Company, who retiring in accordance
       with Clause 6.3 of the Constitution

3.b    Re-elect Mr. Bruce Allan as a Non-Executive               Mgmt          For                            For
       Director of the Company, who retiring in accordance
       with Clause 6.3 of the Constitution

4.     Ratify, for the purpose of ASX Listing Rule               Mgmt          For                            For
       7.4 and for all other purposes, the issue of
       7,189,934 fully paid ordinary shares in the
       Company since 31 OCT 2007, as specified

5.     Ratify, for the purpose of ASX Listing Rule               Mgmt          For                            For
       7.4 and for all other purposes, the issue of
       ordinary shares upon conversion of AUD 321.5
       million convertible notes [equivalent to 21,628,276
       ordinary shares to the persons and on the terms
       as specified]




--------------------------------------------------------------------------------------------------------------------------
 TRELLEBORG AB                                                                               Agenda Number:  701860341
--------------------------------------------------------------------------------------------------------------------------
        Security:  W96297101
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  SE0000114837
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Election of Mr. Anders Narvinger as the Chairman          Non-Voting    No vote
       of the meeting

2.     Preparation and approval of the voting list               Non-Voting    No vote

3.     Election of 1 or 2 minutes-checkers                       Non-Voting    No vote

4.     Determination of whether the meeting has been             Non-Voting    No vote
       duly convened

5.     Approval of the agenda                                    Non-Voting    No vote

6.     President's presentation of operations                    Non-Voting    No vote

7.     Presentation of the annual accounts and the               Non-Voting    No vote
       Auditors' reports for the parent Company and
       the Group

8.     Presentation of the work of the Board of Directors        Non-Voting    No vote
       and work within the remunerations, Audit and
       Finance Committees

9.A    Adopt the Parent Company income statement and             Mgmt          For                            For
       balance sheet and the consolidated income statement
       and balance sheet

9.B    Approve the disposition to be made of the Company's       Mgmt          For                            For
       profits in accordance with the adopted balance
       sheet: no dividend be paid for 2008

9.C    Grant discharge of the Members of the Board               Mgmt          For                            For
       of Directors and of the President from personal
       liability

10.    Approve the presentation of the work of the               Mgmt          For                            For
       Nominations Committee

11.    Approve that the number of Board Members elected          Mgmt          For                            For
       by the meeting remains unchanged at 7 Members

12.    Approve the total fees paid to the Board, excluding       Mgmt          For                            For
       travel expenses, be SEK 2,750,000 [2,750,000],
       with SEK 950,000 [950,000] to be paid to the
       Chairman and SEK 360,000 [360,000] each to
       be paid to those Board Members who are not
       employed within the Trelleborg Group; the Auditors'
       fees shall be based on an agreement regarding
       a cost level for the 4 year mandate period,
       that is, until the close of the AGM in 2012,
       with annual adjustment for exchange-rate fluctuations
       and changes in the salary cost index, as well
       as changes that significantly affect the scope
       of the work; fees paid to those assigned to
       the Audit Committee be SEK 150,000 [150,000]
       for the Chairman and SEK 100,000 [100,000]
       each for other Members; fees paid to those
       assigned to the Remuneration Committee be SEK
       50,000 [50,000] per Member

13.    Re-elect Messrs. Helene Bergquist, Staffan Bohman,        Mgmt          For                            For
       Claes Lindqvist, Anders Narvinger, Soren Mellstig
       and Peter Nilsson as the Board Members; Mr.
       Rolf Kjellman has declined re-election prior
       to the 2009 AGM; elect Mr. Hans Biorck as new
       Board Member; re-elect Mr. Anders Narvinger
       as a Chairman of the Board

14.    Approve the decision regarding the specified              Mgmt          For                            For
       remuneration principles for the President and
       the Senior Executives

15.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       approve the decision on the appointment of
       Nomination Committee as specified

16.1   Amend Section 4 of the Articles of Association            Mgmt          For                            For
       of the Company as specified to facilitate the
       reduction of the Company's share capital as
       proposed in Resolution 16.2

16.2   Approve to reduce the Company's share capital,            Mgmt          For                            For
       which currently amounts to SEK 2,258,931,525,
       by SEk 2,078,217,003, without withdrawal of
       shares, for provisions for a fund to be utilized
       according to the resolution by the AGM, to
       facilitate and assist in the rights issue of
       shares according to the Resolution 16.4

       PLEASE NOTE THAT FROM THE BELOW RESOLUTIONS               Non-Voting    No vote
       [16.3A AND 16.3B], ONLY ONE PROPOSAL CAN BE
       ADOPTED BY THE AGM. CONSEQUENTLY, THE BOARD
       WILL WITHDRAW THE PROPOSAL THAT THE BOARD FINDS
       LESS APPROPRIATE IN VIEW OF THE FINAL TERMS
       OF THE RIGHTS ISSUE. THANK YOU.

16.3A  Approve that the Company's share capital limits           Mgmt          Against                        Against
       shall, following the amendment to the Articles
       of Association according to Resolution 16.1,
       be amended from a minimum of SEK 175,000,000
       and a maximum of SEK 700,000,000 to a minimum
       of SEK 2,000,000,000 and a maximum of SEK 8,000,000,000
       and a minimum and maximum number of shares
       to be amended from a minimum of 60,000,000
       and maximum of 240,000,000 to a minimum of
       175,000,000 and a maximum of 700,000,000, whereby
       Sections 4 and 5 of the Articles of Association
       shall be worded as specified, to facilitate
       the rights issue of shares according to the
       Resolution 16.4

16.3B  Approve that the Company's share capital limits           Mgmt          Against                        Against
       shall, after amendment to the Articles of Association
       according to Resolution 16.1, be amended from
       a minimum of SEK 175,000,000 and a maximum
       of SEK 700,000,000 to a minimum of SEK 2,000,000,000
       and a maximum of SEK 8,000,000,000 and a minimum
       and maximum number of shares shall be amended
       from a minimum of 60,000,000 and a maximum
       of 240,000,000 to a minimum of 700,000,000
       and a maximum of 2,800,000,000, whereby Sections
       4 and 5 of the Articles of Association shall
       be worded as specified, to facilitate the rights
       issue of shares according to the Resolution
       16.4

16.4   Approve to increase the Company's share capital           Mgmt          Against                        Against
       through a rights issue with preferential rights
       for shareholders under the specified terms

       PLEASE NOTE THAT TO THE EXTENT RESOLUTION 16.5            Non-Voting    No vote
       IS NOT NECESSARY FOR THE RESTORATION OF THE
       COMPANY'S EQUITY AND SHARE CAPITAL, THIS WILL
       ALSO BE WITHDRAWN BY THE BOARD. THANK YOU.

16.5   Approve the bonus issue as specified                      Mgmt          For                            For

17     Close meeting                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TREND MICRO INCORPORATED                                                                    Agenda Number:  701827505
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9298Q104
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  JP3637300009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement Benefit System
       for Current Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TRICAN WELL SVC LTD                                                                         Agenda Number:  701887703
--------------------------------------------------------------------------------------------------------------------------
        Security:  895945103
    Meeting Type:  MIX
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  CA8959451037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTION
       '1' AND "IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS '2.1' TO '2.8' AND '3'. THANK YOU.

       Receive and consider our consolidated financial           Non-Voting    No vote
       statements for the YE 31 DEC 2008, together
       with the report of the Auditors thereon

1.     Approve to set the number of Directors of the             Mgmt          For                            For
       Company at 8

2.1    Elect Mr. Kenneth M. Bagan as a Director                  Mgmt          For                            For

2.2    Elect Mr. Donald R. Luft as a Director                    Mgmt          For                            For

2.3    Elect Mr. Gary R. Bugeaud as a Director                   Mgmt          For                            For

2.4    Elect Mr. Douglas F. Robinson as a Director               Mgmt          For                            For

2.5    Elect Mr. Murray L. Cobbe as a Director                   Mgmt          For                            For

2.6    Elect Mr. Kevin L. Nugent as a Director                   Mgmt          For                            For

2.7    Elect Mr. G. Allen Brooks as a Director                   Mgmt          For                            For

2.8    Elect Mr. Gary L. Warren as a Director                    Mgmt          For                            For

3.     Appoint KPMG LLP, Chartered Accountants as the            Mgmt          For                            For
       Auditors of the Company for the ensuing year
       and authorize the Directors to fix their remuneration

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TRIGANO SA, PARIS                                                                           Agenda Number:  701651944
--------------------------------------------------------------------------------------------------------------------------
        Security:  F93488108
    Meeting Type:  AGM
    Meeting Date:  30-Jul-2008
          Ticker:
            ISIN:  FR0005691656
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

1.     Approve to delete the sale's price limit which            Mgmt          For                            For
       has been foreseen by the program of shares
       buyback, authorized by the shareholders meeting
       of 31 JUL 2007; all other methods of the program
       of shares buyback remain unchanged; authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

2.     Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 TRIGANO SA, PARIS                                                                           Agenda Number:  701781026
--------------------------------------------------------------------------------------------------------------------------
        Security:  F93488108
    Meeting Type:  OGM
    Meeting Date:  08-Jan-2009
          Ticker:
            ISIN:  FR0005691656
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

1.     Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors and approve the Company's
       financial statements for the YE in 31 AUG 2008
       as specified, earnings for the FY: EUR 11,474,632
       .86 and the expenses and charges that were
       not tax deductible

2.     Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

3.     Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       Agreements Governed by Articles L.225.40 and
       L.225.42 of the French Commercial Code and
       approve the said report and the agreements
       referred to therein

4.     Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and to resolve the income for the
       FY be appropriated as specified: income for
       the FY: EUR 11,474,632.86 previous retained
       earnings: EUR 3,902,124.91, distributable income:
       EUR 15, 376,757.77, dividends: EUR 2,117,974.00,
       retained earnings: EUR 13,258, 783.77 the shareholders
       will receive a net dividend of EUR 0.10 per
       share, and will entitle to the 40% deduction
       provided by the French Tax Code, this dividend
       will be paid on 01 APR 2009, as required by
       Law, it is reminded that, for the last 3 FY,
       the dividends paid, were as follows: EUR 0.50
       for FY 2005 EUR 0.55 for FY 2006 EUR 0 .55
       for FY 2007

5.     Approve to resolve to award total annual fees             Mgmt          For                            For
       of EUR 92,000.00 to the Board of Directors

6.     Approve to renew the appointment of Bellot Mullenbachet   Mgmt          For                            For
       Associes as the Statutory Auditor for a 6 year
       period

7.     Approve to renew the appointment of Eric Blache           Mgmt          Abstain                        Against
       as the Deputy Auditor for a 6 year period

8.     Authorize the Board of Directors to buy back              Mgmt          Abstain                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       number of shares to be acquired: 10% of the
       share capital, to take all necessary measures
       and accomplish all necessary formalities [Authority
       expires at 12 months]

9.     Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

       PLEASE NOTE THAT THIS IS A REVISION DUE CHANGE            Non-Voting    No vote
       IN AUDITOR NAME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TRINIDAD DRILLING LTD                                                                       Agenda Number:  701903507
--------------------------------------------------------------------------------------------------------------------------
        Security:  896356102
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA8963561029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'FOR' OR 'ABSTAIN' FOR ALL RESOLUTIONS.
       THANK YOU.

1.1    Elect Mr. Michael E. Heier as a Director                  Mgmt          For                            For

1.2    Elect Mr. Naveen Dargan as a Director                     Mgmt          For                            For

1.3    Elect Mr. Brock W. Gibson as a Director                   Mgmt          For                            For

1.4    Elect Mr. Lewis W. Powers as a Director                   Mgmt          For                            For

1.5    Elect Mr. Kenneth Stickland as a Director                 Mgmt          For                            For

1.6    Elect Mr. Lyle C. Whitmarsh as a Director                 Mgmt          For                            For

2.     Appoint PricewaterhouseCoopers LLP, Chartered             Mgmt          For                            For
       Accountants, as the Auditors of the Corporation
       and authorize the Directors of the Corporation
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 TRULY INTL HLDGS LTD                                                                        Agenda Number:  701924309
--------------------------------------------------------------------------------------------------------------------------
        Security:  G91019102
    Meeting Type:  AGM
    Meeting Date:  11-Jun-2009
          Ticker:
            ISIN:  KYG910191025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.a.1  Re-elect Mr. Cheung Tat Sang, James as a Director         Mgmt          For                            For

3.a.2  Re-elect Mr. Li Jian Hua as a Director                    Mgmt          Against                        Against

3.a.3  Re-elect Mr. Chung Kam Kwong as a Director                Mgmt          For                            For

3.b    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Appoint the Auditors and authorize the Board              Mgmt          For                            For
       of Directors to fix their remuneration

5.A    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares in
       the capital of the Company in accordance with
       all the applicable Laws and the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited during the relevant period;
       the aggregate nominal amount of shares which
       may be repurchased by the Directors of the
       Company pursuant to this resolution shall not
       exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       in issue as at the date of the passing of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

5.B    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options, during and after the
       relevant period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company, otherwise than pursuant to:
       i) a rights issue [as specified]; or ii) the
       exercise of any options or similar arrangement
       for the time being adopted for the grant or
       issue to employees of the Company and/or any
       of its subsidiaries and/or other persons of
       options to subscribe for, or rights to acquire,
       shares of the Company; or iii) the exercise
       of rights of subscription or conversion under
       the terms of any warrants issued by the Company
       or any other securities which are convertible
       into shares of the Company and from time to
       time outstanding; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

5.C    Approve, subject to the passing of the Resolutions        Mgmt          For                            For
       5.A and 5.B as specified, the general mandate
       granted to the Directors of the Company to
       exercise the powers of the Company to allot,
       issue and deal with additional shares in the
       capital of the Company pursuant to Resolution
       5.B be extended by adding thereto an amount
       representing the aggregate nominal amount of
       shares in the Capital of the Company repurchased
       by the Company pursuant to Resolution 5.A [provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of the
       passing of this resolution]

S.6    Amend the Articles 2, 74(A), 81, 82, 83, 84,              Mgmt          For                            For
       86, 87, 95, 166(B), 170, 170(A), 172 and 176
       of the Company's Articles of Association

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TRUSCO NAKAYAMA CORPORATION                                                                 Agenda Number:  701971043
--------------------------------------------------------------------------------------------------------------------------
        Security:  J92991108
    Meeting Type:  AGM
    Meeting Date:  12-Jun-2009
          Ticker:
            ISIN:  JP3635500006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulaions

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Supplementary Auditor                           Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TS TECH CO.,LTD.                                                                            Agenda Number:  701996831
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9299N100
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3539230007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3      Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.1    Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5.2    Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

6      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TSUBAKIMOTO CHAIN CO.                                                                       Agenda Number:  702005504
--------------------------------------------------------------------------------------------------------------------------
        Security:  J93020105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3535400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TSUMURA & CO.                                                                               Agenda Number:  701998075
--------------------------------------------------------------------------------------------------------------------------
        Security:  J93407120
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3535800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Appoint a Supplementary
       Corporate Auditor

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TSURUHA HOLDINGS INC.                                                                       Agenda Number:  701670906
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9348C105
    Meeting Type:  AGM
    Meeting Date:  12-Aug-2008
          Ticker:
            ISIN:  JP3536150000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2      Approve Payment of Bonuses to Directors and               Mgmt          Abstain                        Against
       Corporate Auditors

3      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For
       and Corporate Auditors

4      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TT ELECTRONICS PLC                                                                          Agenda Number:  701896308
--------------------------------------------------------------------------------------------------------------------------
        Security:  G91159106
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  GB0008711763
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts for the YE 31 DEC            Mgmt          For                            For
       2008, the Directors' report on the accounts,
       the Directors' report on Corporate Governance
       and the Auditors' reports on the accounts

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

3.     Re-elect Mr. J.W. Newman as a Director                    Mgmt          For                            For

4.     Re-elect Mr. G. Anderson as a Director                    Mgmt          For                            For

5.     Re-elect Mr. S.D. Dasani as a Director                    Mgmt          For                            For

6.     Re-appoint Grant Thornton UK LLP as the Auditors          Mgmt          For                            For
       of the Company

7.     Authorize the Directors to fix the Auditors'              Mgmt          For                            For
       remuneration

8.     Authorize the Directors, to allot relevant securities     Mgmt          Against                        Against
       [Section 80(2) of the Companies Act 1985] up
       to an aggregate nominal amount of GBP 12,912,732;
       and comprising equity securities [Section 95
       of the Companies Act 1985] up to a maximum
       nominal amount of GBP 25,825,465 in connection
       with a rights issue, open offer or other offers
       in favor of ordinary shareholders; and [Authority
       expires at the conclusion of the AGM of the
       Company in 2010]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.9    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 8 above, to allot equity securities
       [Section 94(2) of the Companies Act 1985] for
       cash under the authority give by that Resolution
       and/or where the allotment constitutes an allotment
       of equity securities by virtue of Section 94(3A)
       of the Companies Act 1985, free of the restriction
       in Section 89(1) of the Companies Act 1985,
       such authority to be limited: to the allotment
       of equity securities in connection with an
       offer of equity securities to the ordinary
       shareholders and up to a maximum nominal amount
       of GBP 1,936,909; [Authority expires at the
       conclusion of the AGM of the Company in 2010];
       and the Board may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.10   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       on the London Stock Exchange of the maximum
       number of ordinary shares to be purchased is
       15,495,279 of 25p each in the capital of the
       Company; the minimum price which may be paid
       for such ordinary shares is 25 pence each,
       up to 105% of the average market value of an
       ordinary share [as derived from the London
       Stock Exchange Daily Official List], over the
       previous 5 business days on which purchase
       is made; and that stipulated by the Article
       5(1) of the buyback and stabilization regulation
       [EC 2273/2003]; [Authority expires at the conclusion
       of the AGM of the Company in 2010]; and the
       Company before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.11   Approve that a general meeting other than an              Mgmt          Against                        Against
       AGM may be called on not less than 14 clear
       day's notice




--------------------------------------------------------------------------------------------------------------------------
 TT HELLENIC POSTBANK SA                                                                     Agenda Number:  701795481
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9243V103
    Meeting Type:  EGM
    Meeting Date:  28-Jan-2009
          Ticker:
            ISIN:  GRS492003009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE AN A REPETITIVE
       EGM ON 11 FEB 2009 AT 15:00 AND A B REPETITIVE
       EGM ON 25 FEB 2009 AT 15:00. ALSO, YOUR VOTING
       INSTRUCTIONS WILL NOT BE CARRIED OVER TO THE
       SECOND CALL. ALL VOTES RECEIVED ON THIS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THE REPETITIVE MEETING. PLEASE BE ALSO ADVISED
       THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
       QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 527300 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve to increase the banks share capital               Mgmt          No Action
       up to the amount of 225 million, by issuing
       preference shares, according to Article 1 of
       Law 3723/2008, for the enhancement of liquidity
       of the economy in response to the impact of
       the international financial crisis

2.     Amend the Articles 6, about share capital, and            Mgmt          No Action
       7, about shares, of the banks Articles of association
       and codification into a complete document

3.     Amend the Article 25, about general assembly              Mgmt          No Action
       of the preference shareholders, of the Banks
       Articles of Association and codification into
       a complete document

4.     Amend the Articles of the Banks Articles of               Mgmt          No Action
       Association concerning the Board of Directors
       and codification into a complete document

5.     Ratify the election of new Members of the Board           Mgmt          No Action
       of Directors as replacement of resigned Members,
       as per Law 2190/1920 and 3016/2002

6.     Approve the modification of an Agreement, according       Mgmt          No Action
       to Article 23A of law 2190/20, regarding societes
       anonymes

7.     Approve the Stock Option Plan schedule establishment,     Mgmt          No Action
       for the Directors and the Employees of the
       Bank and its affiliated companies, in accordance
       with Article 13, Paragraph 13, of Law 2190/1920
       regarding societes anonymes

8.     Miscellaneous announcements                               Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TT HELLENIC POSTBANK SA                                                                     Agenda Number:  701837772
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9243V103
    Meeting Type:  EGM
    Meeting Date:  30-Mar-2009
          Ticker:
            ISIN:  GRS492003009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the share capital up to               Mgmt          No Action
       526.3 million EUR, through rights issue f/o
       existing shareholders

2.     Amend the Articles 6 [regarding share capital]            Mgmt          No Action
       and 7 [regarding shares] of the Bank's Articles
       of Association and codification into a common
       text

3.     Approve the several announcements                         Mgmt          No Action

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No Action
       REACH QUORUM, THERE WILL BE A 1ST ITERATIVE
       MEETING ON 10 APR 2009 AND A 2ND ITERATIVE
       MEETING ON 22 APR 2009. ALSO, YOUR VOTING INSTRUCTIONS
       WILL NOT BE CARRIED OVER TO THE SECOND CALL.
       ALL VOTES RECEIVED ON THIS MEETING WILL BE
       DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THE REPETITIVE MEETING. PLEASE BE ALSO ADVISED
       THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
       QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF QUORUM COMMENT. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TT HELLENIC POSTBANK SA                                                                     Agenda Number:  701872978
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9243V103
    Meeting Type:  EGM
    Meeting Date:  10-Apr-2009
          Ticker:
            ISIN:  GRS492003009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the share capital increase up to the              Mgmt          No Action
       amount of  526,3 million, by issuing new common
       registered  shares, with voting rights and
       preemptive right on behalf of the old shareholders

2.     Amend the Articles 6 [regarding share capital]            Mgmt          No Action
       and 7 [regarding shares] of the Bank's Articles
       of Association and codification into a common
       text

3.     Miscellaneous issues and announcements                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TT HELLENIC POSTBANK SA                                                                     Agenda Number:  701898530
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9243V103
    Meeting Type:  EGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  GRS492003009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the increase of the Bank's share capital          Mgmt          No Action
       up to the amount of EUR 526.3 million, through
       payment in cash and through the issuance of
       new common register shares granting of rights
       of pre-emption to existing shareholders

2.     Amend Articles 6 about share capital and 7 about          Mgmt          No Action
       shares of the Bank's Articles of Association
       and codification into a consolidated document

3.     Miscellaneous announcements                               Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TT HELLENIC POSTBANK SA                                                                     Agenda Number:  702004071
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9243V103
    Meeting Type:  OGM
    Meeting Date:  30-Jun-2009
          Ticker:
            ISIN:  GRS492003009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements and the consolidated     Mgmt          No Action
       ones for 2009 along with Board of Director's
       and Chartered Auditors' reports and of profits
       disposal

2.     Approve the dismissal of Board of Directors               Mgmt          No Action
       and Chartered Auditors from every compensational
       responsibility for 2008

3.     Approve the Board of Director's salaries and              Mgmt          No Action
       benefits for 2008

4.     Approve the pre-approval of Board of Director's           Mgmt          No Action
       salaries and benefits for 2009

5.     Elect the ordinary and substitute Chartered               Mgmt          No Action
       Auditors for 2009 and approve to determine
       their salaries

6.     Approve the validation of the election of Hellenic        Mgmt          No Action
       Republic's representative as additional Board
       of Director Member

7.     Elect the new Board of Director due to the end            Mgmt          No Action
       of service of the previous one and determination
       of its Independent Non-Executive Members

8.     Authorize the Board of Director and Managers              Mgmt          No Action
       to participate in Board of Director's meetings
       or in the Administration of linked Companies
       or Companies of the same scopes

9.a    Approve the validation of the appointment of              Mgmt          No Action
       Audit Committee's Members

9.b    Approve the constitution of Audit Committee               Mgmt          No Action
       and appoint the Members

10.    Approve the contracts pursuant to Law 2190/1920           Mgmt          No Action
       Article 23a

11.    Other issues, announcements and notifications             Mgmt          No Action

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No Action
       REACH QUORUM, THERE WILL BE AN 1ST ITERATIVE
       OGM ON 20 JUL 2009 AND 2ND ITERATIVE OGM ON
       31 JUL 2009. ALSO, YOUR VOTING INSTRUCTIONS
       WILL NOT BE CARRIED OVER TO THE FIRST AND SECOND
       CALL. ALL VOTES RECEIVED ON THIS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THE REPETITIVE MEETING. PLEASE BE ALSO ADVISED
       THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
       QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF 2ND AND 3RD CALL. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TUBOS REUNIDOS SA, ALAVA                                                                    Agenda Number:  701934805
--------------------------------------------------------------------------------------------------------------------------
        Security:  E9214G144
    Meeting Type:  OGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  ES0180850416
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       04 JUN 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, the Management               Mgmt          For                            For
       report and the Management of the Board of Tubos
       Reunidos and the consolidated group

2.     Approve the application of the result 2008                Mgmt          For                            For

3.     Appoint and re-elect the Board Members                    Mgmt          For                            For

4.     Appoint and re-elect the Auditors                         Mgmt          For                            For

5.     Approve the modification of the 32 Article of             Mgmt          For                            For
       the Company Bylaws about the retribution of
       the Board Members

6.     Receive the report about the regulation of the            Mgmt          Abstain                        Against
       Board Members

7.     Authorize the Board for the acquisition of own            Mgmt          For                            For
       shares

8.     Authorize the Board for the transformation of             Mgmt          Abstain                        Against
       Tubos Reunidos S.A in a holding

9.     Approve the delegation of the faculties for               Mgmt          For                            For
       the formalization, correction, inscription
       and execution of the agreements adopted in
       the OGM

10.    Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TULLETT PREBON PLC                                                                          Agenda Number:  701905943
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9130W106
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  GB00B1H0DZ51
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts for the YE 31 DEC            Mgmt          For                            For
       2008 together with the reports of the Directors
       and the Auditors' thereon

2.     Approve the report on the Directors' remuneration         Mgmt          Against                        Against

3.     Re-elect Mr. Keith Hamill as a Director                   Mgmt          For                            For

4.     Re-elect Mr. Terry Smith as a Director                    Mgmt          For                            For

5.     Re-appoint Deloitte LLP as the Auditors of the            Mgmt          For                            For
       Company [to hold office from the conclusion
       of the meeting until the conclusion of the
       next general meeting at which accounts are
       laid] and authorize the Board to fix their
       remuneration

6.     Declare a final dividend in respect of the YE             Mgmt          For                            For
       31 DEC 2008 be payable at the rate of 8.0p
       per share on 21 MAY 2009 to shareholders registered
       at the close of business on 01 MAY 2009

7.     Authorize the Directors, in accordance with               Mgmt          Against                        Against
       Article 6 of the Company's Articles of Association
       to allot relevant securities up to an aggregate
       nominal amount of GBP 17,942,799; and further
       to allot relevant securities up to an additional
       aggregate nominal amount of GBP 17,942,799
       in connection with a rights issue [as specified
       in Article 7 of the Company's Articles of Association];
       [Authority expires at the conclusion of the
       next AGM of the Company after the passing of
       this resolution or, if earlier on 01 JUL 2010];
       and all previous unutilized authorities under
       Section 80 of the Companies Act 1985 shall
       cease to have effect [save to the extent that
       the same are exercisable pursuant to Section
       80(7) of the Companies Act 1985 by reason of
       any offer or agreement made prior to the date
       of this resolution, which would or might require
       relevant securities to be allotted on or after
       that date

S.8    Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 7 of the Company's Articles of Association,
       to allot equity securities for cash; the power
       under Paragraph [a] above [other than in connection
       with Article 7[a] [i] of the Company's Articles
       of Association] shall be limited to the allotment
       of equity securities having a nominal amount
       not exceeding in aggregate GBP 2,691,420; [Authority
       expires at the conclusion of the next AGM of
       the Company after the passing of this resolution
       or if earlier on 01 JUL 2010]; all previous
       authorities under Section 95 of the Companies
       Act 1985 shall cease to have effect

S.9    Authorize the Company, in accordance with Article         Mgmt          For                            For
       11 of the Company's Articles of Association
       and the Companies Act 1985, the Company to
       make market purchases [as specified by Section
       163 of the Companies Act 1985] of its Ordinary
       Shares of 25p each in the capital of the Company
       ['Ordinary Shares'] on such terms and in manner
       as the Directors of the Company determine,
       provided that: the maximum number of Ordinary
       Shares to be purchased shall be 21,531,358;
       the minimum price which may be paid for an
       Ordinary Share shall be 25p [exclusive of expenses
       payable by the Company in connection with the
       purchase]; the maximum price which may be paid
       for an Ordinary share shall not be more than
       the higher of 105% of the average of the middle
       market quotations for an Ordinary share derived
       from the Daily Official List of the London
       Stock Exchange for the 5 business days immediately
       preceding the day on which the Ordinary Share
       is purchased and the amount stipulated by Article
       5[1] of the buy-back and Stabilization Regulations
       2003 [exclusive of expenses payable by the
       Company in connection with the purchase]; [Authority
       expires at the conclusion of the next AGM of
       the Company or if earlier on 01 JUL 2010];
       and the Company may enter into contracts to
       purchase ordinary shares under the authority
       conferred prior to the expiry of such authority,
       which contracts will or may be executed wholly
       or partly after the expiry of such authority
       and may make purchases of ordinary shares pursuant
       to any such contracts

S.10   Approve, in accordance with the Company's Articles        Mgmt          Against                        Against
       of Association, a general meeting [other than
       an AGM] may be called on not less than 14 clear
       days' notice




--------------------------------------------------------------------------------------------------------------------------
 TULLOW OIL PLC                                                                              Agenda Number:  701896283
--------------------------------------------------------------------------------------------------------------------------
        Security:  G91235104
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  GB0001500809
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company's annual accounts           Mgmt          For                            For
       for the FYE 31 DEC 2008 and the associated
       reports of the Directors and the Auditors

2.     Declare a final dividend of 4.0p per ordinary             Mgmt          For                            For
       share for the FYE 31 DEC 2008

3.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report for the FYE 31 DEC 2008

4.     Elect Mr. Ann Grant as a Director                         Mgmt          For                            For

5.     Elect Mr. Ian Springett as a Director                     Mgmt          For                            For

6.     Re-elect Mr. Paul McDade as a Director                    Mgmt          For                            For

7.     Re-elect Mr. Patrick Plunkett as a Director               Mgmt          Against                        Against

8.     Re-appoint Deloitte LLP as the Auditors of the            Mgmt          For                            For
       Company until the conclusion of the next AGM
       of the Company and authorize the Directors
       of the Company to determine their remuneration

9.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 100,000,000 to GBP
       110,000,000 by the creation of an additional
       100,000,000 ordinary shares of 10p each having
       the rights attached to the ordinary shares
       of 10p each set out in the Articles of Association
       of the Company and ranking pari passu in all
       respects with the existing ordinary shares
       of 10p each in the capital of the Company

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority, for the purpose of
       Section 80 of the Companies Act 1985 [the Act],
       to allot relevant securities [within the meaning
       of that Section] up to an aggregate nominal
       amount of GBP 26,693,653; [Authority expires
       the earlier at the conclusion of the next AGM
       in 2010 or on 30 JUN 2010]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement notwithstanding that the authority
       conferred by this resolution has expired

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the Resolution 10, pursuant to Section 95
       of the Companies Act 1985 [as amended] [the
       Act], in substitution for any existing power
       under Section 95 of the Act, but without prejudice
       to the exercise of any such power prior to
       the date hereof, to allot equity securities
       [Section 94(2) to Section 94(3A) of the Act]
       for cash, pursuant to the authority under the
       Section 80 of the Act conferred on the Directors
       by Resolution 10, disapplying the statutory
       pre-emption rights [Section 89(1) of the Act],
       provided that this power shall be limited to
       the allotment of equity securities: a) in connection
       with or pursuant to a rights issue, open offer
       or any other offer or issue of such securities
       in favor of ordinary shareholders; b) up to
       an aggregate nominal amount of GBP 4,004,047;
       [Authority expires the earlier at the conclusion
       of the next AGM in 2010 or on 30 JUN 2010];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry; this power applies to in relation
       to sale of shares which is an allotment of
       equity securities by virtue of Section 94(3A)
       of the Act as if in this resolution the words
       'pursuant to the authority under Section 80
       of the Act conferred on the Directors by Resolution
       10 were omitted

S.12   Authorize the Company to hold general meetings            Mgmt          Against                        Against
       [other than an annual general meetings] on
       no less than 14 Clear Days notice; and [Authority
       expires at the conclusion of the AGM of the
       Company held in 2010 or 30 JUN 2010]

S.13   Amend, with effect from 12.01 a.m. on 01 OCT              Mgmt          For                            For
       2009: the Articles of Association of the Company
       by deleting all of the provisions of the Company's
       Memorandum of Association which, by virtue
       of Section 28 of the Companies Act 2006, are
       to be treated as part of the Company's Articles
       of Association; the Articles of Association
       of the Company by deleting all provisions referred
       to in Paragraph 42 of Schedule 2 of the Companies
       Act 2006 [Commencement No.8 Transitional Provisions
       and Savings] Order 2008 [Statutory Instrument
       2008 No.2860]; and the Articles of Association
       of the Company produced at the meeting, market
       'A' and initialed by the Chairman of the purposes
       of identification, be adopted as the Articles
       of Association of the Company in substitution
       for, and to the exclusion of the Articles of
       Association of the Company existing at that
       date




--------------------------------------------------------------------------------------------------------------------------
 TV ASAHI CORPORATION                                                                        Agenda Number:  702003865
--------------------------------------------------------------------------------------------------------------------------
        Security:  J93646107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3429000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Allow Use of Electronic Systems   for
       Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UBISOFT ENTERTAINMENT, MONTREUIL                                                            Agenda Number:  701684804
--------------------------------------------------------------------------------------------------------------------------
        Security:  F9396N106
    Meeting Type:  AGM
    Meeting Date:  22-Sep-2008
          Ticker:
            ISIN:  FR0000054470
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE on 31 MAR 2008; as presented
       earnings for the FY EUR 75,212,163 accordingly,
       grant permanent discharge to the Directors
       for the performance of their duties during
       the said FY

O.2    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       FY be appropriated as follows: earnings for
       the FY: EUR 75,212,163.38 legal reserves EUR
       12,823.40, other reserves: EUR 75,199,399.98
       in accordance with the regulations in force,
       the shareholders meeting recalls that no dividend
       was paid for the previous 3 FY

O.3    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.40 of
       the French Commercial Code and approve the
       Agreements, referred to therein

O.5    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions specified: maximum purchase
       price: EUR 120.00, maximum number of shares
       to be acquired: 10% of the share capital, maximum
       funds invested in the share buybacks: EUR 555,578,304.00;
       [Authority expires at the end of 18-month period];
       the shareholders meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders by the meeting 04 JUL 2007

O.6    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

E.7    Grant authority to the Board of Directors to              Mgmt          For                            For
       reduce the share capital on one or more occasions
       and its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a stock repurchase plan up to a maximum
       of 10% of the share capital over a 24 month
       period, [Authority expires at the end of 18-month
       period] the shareholders meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities, the share holders meeting delegates
       to the Board of Directors all powers to charge
       the share issuance costs against the related
       premiums this authorization supersedes the
       fraction unused of the authorization granted
       by the shareholders by the meeting 04 JUL 2007

E.8    Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions in France or abroad, by a maximum
       nominal amount of EUR 2,000,000.00 by issuance,
       with preferred subscription rights maintained,
       of shares and or account securities this amount
       shall count against the overall value of EUR
       4,000,000.00 set forth in resolution number
       16 the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 400,000,000.00
       this amount is common to issued under the delegation
       of present shareholders meeting [Authority
       expires at the end of 26 month period]; this
       delegation of powers supersedes any and all
       earlier delegation to the same effect the shareholders
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities, the shareholders'
       meeting delegates to the Board of Directors,
       all powers to charge the share issuance costs
       against the related premiums

E.9    Authorize the Board of Directors the necessary            Mgmt          Against                        Against
       powers to increase the capital, on 1 or more
       occasions in France or abroad, by a maximum
       nominal amount of EUR 2,000,000.00 by issuance,
       with preferred subscription rights maintained,
       of shares and or securities the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 400,000,000.00 this amount
       is common to all securities which may be issued
       under the delegation of present shareholders
       meeting [Authority expires at the end of 26
       month period]; this delegation of powers supersedes
       any and all earlier delegation to the same
       effect the shareholders meeting delegates all
       powers to the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities, the shareholders' meeting delegates
       to the Board of Directors, all powers to charge
       the share issuance costs against the related
       premiums

E.10   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions at
       its sole discretion, in favor of employees
       and corporate officers of the Company and related
       Companies who are Members of a Company Savings
       Plan; [Authority expires at the end of 26-month
       period] and for a nominal amount that shall
       not exceed 0.2% of the share capital; this
       amount shall count against the overall value
       set forth in resolution number 16 the shareholders
       meeting decides to cancel the shareholders
       preferential subscription rights the shareholders
       meeting Delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities, the shareholders'
       meeting delegates to the Board of Directors
       all powers to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to raise
       the legal reserves to one tenth of the new
       capital after each increase, this delegation
       powers supersedes any and all earlier Delegations
       to the same effect

E.11   Authorize the Board of Directors to proceed               Mgmt          For                            For
       in 1 or more issue, with the issuance of warrants
       giving right to subscribe to shares the amount
       of shares which may be subscribed or purchased
       by the beneficiaries of warrants shall not
       exceed 3.4 % of the share capital party contact
       narrative the nominal amount of the share capital
       increase to be carried out under this delegation
       shall count against the overall value set forth
       in resolution number 16 the shareholders meeting
       resolves to waive the preferential subscription
       rights of the share holders to the warrants
       giving right to subscribe to shares the shareholders
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities to charge
       the share issuance costs against the related
       premiums and deduct from the premiums the amount
       necessary to raise the legal reserves to one
       tenth of the new capital after each increase
       this authorization granted to shareholders
       meeting of 04 JUL 2007

E.12   Authorize the Board of Directors to grant for             Mgmt          For                            For
       free, on 1 or more occasions existing or future
       shares, in favour of the employees and corporate
       officers of the Company and related Companies
       they may not represent more than 1% of the
       share capital [Authority expires at the end
       of 38-month period] and for a nominal amount
       of share capital increase to be carried out
       under this delegation shall count against the
       overall value of EUR 4,000,000.00 set forth
       in resolution number 16 the share holders meeting
       decides to cancel the shareholders preferential
       subscription rights the shareholders meeting
       Delegates all powers to the Board of Directors
       all necessary measures and accomplish all necessary
       formalities this authorization supersedes the
       fraction unused of the authorization granted
       by the shareholders meeting of 04 JUL 2007

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of the employees
       and corporate officers of the Company [Authority
       expires at the end of 18-month period] and
       for a nominal amount that shall not exceed
       0.4 % of the share capital this amount shall
       count against the overall value of EUR 4,000,000.00
       set forth in resolution number 16 the shareholders
       meeting decides to cancel the shareholders
       preferential subscription rights the shareholders
       meeting Delegates all powers to the Board of
       Directors all necessary measures and accomplish
       all necessary formalities this delegation supersedes
       any and all earlier delegation to the same
       effect

E.14   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions in France or abroad, by a maximum
       nominal amount of EUR 2,000,000.00 by issuance
       of shares and or securities; [Authority expires
       at the end of 18 month period]; this amount
       shall count against the overall value set forth
       in resolution number 16 the shareholder meeting
       decides to cancel the shareholders preferentail
       subscription rights;  the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities the shareholders
       meetings delegates to the Board of Directors,
       all powers to chare the share issuance costs
       against the related preminums this supersedes
       any and all earlier delegation to the same
       effect

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing the shares or securities
       giving access to the capital, in consideration
       for the contributions in kind granted to the
       Company and comprised of capital securities
       or sescurities giving access to share capital,
       this amount shall count against the overall
       values set forth in resolution number 16 [Authority
       expires at the end of the 26 months] approve
       to cancel the shareholders' preferential subscription
       rights, authorize the Board of Directors to
       take all necessary measures and acomplish all
       necessary formalities, this delegation of powers
       supersedes any and all earlier delegations
       to the same effect

E.16   Approve the maximal nominal amount of the capital         Mgmt          For                            For
       increases ton be carried out under the delegations
       of authority number 8,9,10,11,12,13,14 and
       15 shall not exceed EUR 4,000,000.00

E.17   Receive the report of the Board of Directors,             Mgmt          Against                        Against
       the shareholders meeting decides that the various
       delegations given by the resolutions N 8 to
       15 at the present meeting shall be used in
       whole or in part in accordance with the legal
       provisions in force, during periods when cash
       or stock tender offers are in effect for the
       Company's share for an 18 month period, starting
       from the date of the present meeting, authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.18   Approve to divide by 2 nominal value of the               Mgmt          For                            For
       shares from EUR 0.155 to EUR 0.0775 the shareholders'
       and authorize the Board of Directors to take
       all necessary measures and accomplish all formalities;
       amend the Article No 4 of the Byelaws

E.19   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 UCHIDA YOKO CO.,LTD.                                                                        Agenda Number:  701720852
--------------------------------------------------------------------------------------------------------------------------
        Security:  J93884104
    Meeting Type:  AGM
    Meeting Date:  11-Oct-2008
          Ticker:
            ISIN:  JP3157200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 UK COAL PLC                                                                                 Agenda Number:  701962412
--------------------------------------------------------------------------------------------------------------------------
        Security:  G91724107
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  GB0007190720
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and accounts                    Mgmt          For                            For

2.     Re-elect Mr. Peter Hazell as a Director                   Mgmt          For                            For

3.     Re-elect Mr. Michael Toms as a Director                   Mgmt          For                            For

4.     Approve the Directors' remuneration report                Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditor

6.     Approve to allow Directors to fix Auditors remuneration   Mgmt          For                            For

7.     Approve to allot relevant securities                      Mgmt          For                            For

S.8    Approve to disapply the pre-emption provisions            Mgmt          For                            For
       in Section 89 of the Companies Act 1985

S.9    Grant authority for the purchase of own shares            Mgmt          For                            For

S.10   Approve to replace the Company's Articles of              Mgmt          For                            For
       Association as at 01 OCT 2009 and delete the
       provisions of the Company's Memorandum of Association
       which would otherwise be treated as provisions
       of the Company's Articles of Association at
       that date

S.11   Approve to reduce the time at which a general             Mgmt          Against                        Against
       meeting [other than an AGM] can be called




--------------------------------------------------------------------------------------------------------------------------
 ULTRA ELECTRONICS HLDGS PLC                                                                 Agenda Number:  701877788
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9187G103
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  GB0009123323
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company's annual accounts           Mgmt          For                            For
       for the FYE 31 DEC 2008 together with the reports
       of the Directors' report and the Auditors'
       report on those accounts

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For
       of 18.0p per ordinary share, payable to shareholders
       on the register at the close of business on
       03 APR 2009

3.     Receive and adopt the remuneration report for             Mgmt          For                            For
       the FYE 31 DEC 2008

4.     Elect Sir Robert Walmsely as a Director, in               Mgmt          For                            For
       accordance with the Article 72 of the Company's
       Articles of Association

5.     Elect Mr. P. Dean as Director, in accordance              Mgmt          For                            For
       with the Article 71 of the Company's Articles
       of Association

6.     Re-elect Mr. D. Caster as Director, who retires           Mgmt          For                            For
       by rotation in accordance with the Article
       76 of the Company's Articles of Association

7.     Re-elect Mr. A. Hamment as Director, who retires          Mgmt          For                            For
       by rotation in accordance with the Article
       76 of the Company's Articles of Association

8.     Re-appoint Deloitte LLP as the Auditors of the            Mgmt          For                            For
       Company to hold office from the conclusion
       of next general meeting at which accounts are
       laid before the Company

9.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

10.    Authorize the Directors, in substitution for              Mgmt          Against                        Against
       any equivalent authorities and pursuant to
       Section 80 of the Companies Act 1985 [the Act],
       to allot relevant securities [Section 80(2)
       of the Act] up to an aggregate nominal amount
       of GBP 1,135,540; to exercise all powers of
       the Company to allot equity securities [Section
       94 of the Act] in connection with a rights
       issue in favor of ordinary shareholders where
       the equity securities respectively attributable
       to the interests of all ordinary shareholders
       are proportionate [as nearly as may be] to
       the respective numbers of ordinary shares held
       by them up to an aggregate nominal value of
       GBP 1,135,540; [Authority expires on the date
       of the next AGM of the Company]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 10 and pursuant to Section 95
       of the Act, to allot equity securities [Section
       94 of the Act] for cash pursuant to the authority
       conferred by resolution 10 or by virtue of
       Section 94(3A) of the Act, disapplying the
       statutory pre-emption rights [Section 89(1)
       of the Act], provided that this power is limited
       to the allotment of equity securities: i) in
       connection with a rights issue in favor of
       ordinary shareholders; ii) up to an aggregate
       nominal value of GBP 170,331; [Authority expires
       on the date of the next AGM of the Company];
       and the Board may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.12   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.13   Approve to change the minimum notice period               Mgmt          Against                        Against
       for general meeting




--------------------------------------------------------------------------------------------------------------------------
 ULVAC, INC.                                                                                 Agenda Number:  701704783
--------------------------------------------------------------------------------------------------------------------------
        Security:  J94048105
    Meeting Type:  AGM
    Meeting Date:  29-Sep-2008
          Ticker:
            ISIN:  JP3126190002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions                Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Payment of Bonuses to Directors                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 UNI-PRESIDENT CHINA HOLDINGS LTD                                                            Agenda Number:  701926288
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9222R106
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2009
          Ticker:
            ISIN:  KYG9222R1065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend and a special dividend           Mgmt          For                            For
       for the YE 31 DEC 2008

3.A.i  Re-elect Mr. Kao Chin-Yen as a Non-executive              Mgmt          Against                        Against
       Director of the Company

3A.ii  Re-elect Mr. Lin Chang-Sheng as a Non-executive           Mgmt          Against                        Against
       Director of the Company

3Aiii  Re-elect Mr. Chen Sun-Te as an Independent Non-executive  Mgmt          For                            For
       Director of the Company

3A.iv  Re-elect Mr. Fan Ren-Da, Anthony as an Independent        Mgmt          For                            For
       Non-executive Director of the Company

3.B    Authorize the Board of Directors of Company               Mgmt          For                            For
       [the Directors] to fix the remuneration of
       the re-elected Directors, as specified

4.     Re-appoint PricewaterhouseCoopers as the Company's        Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration for the FYE 31 DEC 2009

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 0.01 each in the Capital of the
       Company including any form of depositary representing
       the right to receive such shares which may
       be repurchased on the Stock Exchange of Honk
       Kong Limited or any other stock exchange on
       which securities of the Company may be listed
       and which is recognized for this purpose by
       the Securities and Future Commission of Hong
       Kong and the Stock Exchange of Hong Kong Limited
       during the relevant period and the aggregate
       nominal amount of shares shall not exceed or
       represent more than 10% of the aggregate nominal
       amount of the share Capital of the Company
       in issue at the date of passing of this resolution;
       [Authority expires the conclusion of the next
       AGM of the Company or the expiration of the
       period within which the next general meeting
       of the Company is required by the law to be
       held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to allot, issue and deal
       with additional shares in the Company and to
       [including make or grant offers, agreements
       and options which might require shares to be
       allotted whether during the continuance of
       such mandate or thereafter] during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       of this resolution, otherwise than pursuant
       to i) a rights issue where shares are offered
       to shareholders on a fixed record date in proportion
       to their then holdings of shares ; or ii) the
       exercise of option granted under any Shares
       Option Scheme adopted by the Company; iii)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend in accordance with
       the Articles of Association of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

7.     Authorize the Directors to exercise the powers            Mgmt          For                            For
       of the Company referred to in the resolution
       set out in item 6 in the notice of this meeting
       in respect of the share Capital of the Company

S.8    Amend Article 2, Article 6, Article 80, Article           Mgmt          For                            For
       82, Article 90, Article 91, Article 92, Article
       93, Article 94, Article 95, Article 96, Article
       97, Article 101, Article 104, Article 108,
       Article 111, Article 209 and Article 211 of
       the Articles of Association of the Company
       and the new restated and consolidated Memorandum
       and Articles of Association of the Company,
       consolidating all of the proposed amendments
       under this resolutions, be adopted with immediately
       effect in replacement of the existing Memorandum
       and Articles of Association of the Company




--------------------------------------------------------------------------------------------------------------------------
 UNICHARM CORPORATION                                                                        Agenda Number:  701996920
--------------------------------------------------------------------------------------------------------------------------
        Security:  J94104114
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3951600000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNIDEN CORPORATION                                                                          Agenda Number:  702010783
--------------------------------------------------------------------------------------------------------------------------
        Security:  J94148103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3952000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNIPRES CORPORATION                                                                         Agenda Number:  702019743
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9425W107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3952550006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Directors and          Corporate Auditors

6      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan




--------------------------------------------------------------------------------------------------------------------------
 UNITED DRUG PLC                                                                             Agenda Number:  701801450
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9230Q157
    Meeting Type:  AGM
    Meeting Date:  17-Feb-2009
          Ticker:
            ISIN:  IE0033024807
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       30 SEP 2008 and the Directors' report and the
       Independent Auditor's report thereon

2.     Declare a dividend of 5.77% per share                     Mgmt          For                            For

3.A    Re-elect Mr. R. Kells as a Director who retires           Mgmt          For                            For
       in accordance with Article 97 of the Articles
       of Association

3.B    Re-elect Mr. K. McGowan as a Director who retires         Mgmt          For                            For
       in accordance with Article 97 of the Articles
       of Association

3.C    Re-elect Mr. J. Peter as a Director who retires           Mgmt          For                            For
       in accordance with Article 97 of the Articles
       of Association

4.A    Elect Mr. A. Ralph as a Director who retires              Mgmt          For                            For
       in accordance with Article 103 of the Articles
       of Association

4.B    Elect Mr. P. Toomey as a Director who retires             Mgmt          For                            For
       in accordance with Article 103 of the Articles
       of Association

5.     Authorize the Directors to fix the Auditor's              Mgmt          Against                        Against
       remuneration

6.     Approve to increase the authorized ordinary               Mgmt          For                            For
       share capital of the Company from EUR 15,000,000
       to EUR 18,750,000 by the creation of 75,000,000
       ordinary shares of 5 cent each, such ordinary
       shares ranking pari passu in all respects with
       the existing issued and authorized ordinary
       shares of 5 cent each in the capital of the
       Company

7.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Section 20 of the Companies
       [Amendment] Act, 1983 to allot relevant securities
       [within the meaning of Section 20 of that Act]
       up to a nominal value of EUR 4,004,953; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 16 MAY 2010]; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry not expired

S.8    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       23 and Section 24(1) of the Companies [Amendment]
       Act 1983, to allot equity securities [Section
       23] for cash pursuant to the authority conferred
       on the Directors by the Resolution No. 7 above,
       as if Section 23(1) of the said Act did not
       apply to any such allotment provided that his
       power shall be limited to the allotment of
       equity securities: a) on the exercise of any
       option granted pursuant to Article 8 of the
       Articles of Association of the Company; b)
       in connection with any offer of securities
       open for any period fixed by the Directors
       by way of rights, open offer or otherwise in
       favor of ordinary shareholders and/or any persons
       having a right to subscribe for or convert
       securities into ordinary shares in the capital
       of the Company; c) pursuant to Article 128A
       of the Articles of Association of the Company;
       and d) up to an aggregate nominal value of
       EUR 600,743; [Authority expires the earlier
       of the next AGM of the Company or 16 MAY 2010];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.9    Authorize the Company and/or any subsidiary               Mgmt          For                            For
       of the Company [Section 155 of the Companies
       Act, 1963] of the Company, to make market purchases
       [Section 212 of the Companies Act, 1990] of
       shares of any class of the Company [the Shares]
       on such terms and conditions and in such manner
       as the Directors may determine from time to
       time but subject, however, to the provisions
       of the Companies Act, 1990 of up to 24,029,720
       ordinary shares, at a minimum price equal to
       the nominal value of the share and the maximum
       price equal to 105% of the average of the 5
       amounts resulting for such shares derived from
       the Irish Stock Exchange Daily Official List,
       over the previous 5 business days, provided
       the average price shall be: a) if there shall
       be only 1 dealing reported for the day, the
       average of the prices at which such dealings
       took place; or b) if there shall be only 1
       dealing reported for the day, the price at
       which such dealing took place; or c) if there
       shall not be any dealing reported for the day,
       the average of the high and low market guide
       price for that day; and if there shall be only
       a high [but not a low] or only a low [but not
       a high] market guide price reported or if there
       shall not be any market guide price reported
       for any particular day then that day shall
       not count as one of the said 5 business days
       for the purpose of determining the maximum
       price; [Authority expires the earlier of the
       date of the next AGM of the Company or 16 MAY
       2010 in accordance with the provisions of Section
       215 of the Companies Act 1990]; and the Company
       or any such subsidiary, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.10   Authorize the Company and/or any of its subsidiaries,     Mgmt          For                            For
       pursuant to Special Resolution 9 above, to
       make market purchases of shares of any class
       of the Company passed earlier this day, for
       the purposes of Section 209 of the Companies
       Act 1990, the maximum and minimum prices at
       which any treasury shares [Section 209] be
       re-issued off-market shall be an amount equal
       to 120% of the appropriate average; and at
       a minimum price at which the Relevant Share
       be re-issued off-market be the nominal value
       of the share where such shares is required
       to satisfy an obligation under an Employee
       Share Scheme [as defined in the Listing Rules
       of the Irish Stock exchange Limited] operated
       by the Company; or in accordance with Article
       128A of the Company's Articles of Association
       where such share is required to satisfy an
       obligation under a scrip dividend offer made
       by the Company pursuant to such Article 128A,
       or an amount equal to 95% of the appropriate
       average , where appropriate average mean the
       average of the five amounts resulting from
       the determining whichever of the following
       [A,B & C specified below] in relation to shares
       of the class of which such relevant shares
       is to be re-issued shall be appropriate for
       each of the 5 consecutive business days immediately
       preceding the days immediately preceding the
       day on which the relevant shares is re-issued,
       as determined from the information published
       in the Irish Stock Exchange Daily Official
       List reporting the business done in each of
       those 5 business days: a) if there shall be
       more than 1 dealing reported for the day, the
       average of the prices at which such dealings
       took place; or b) if there shall be only 1
       dealing reported for the day, the price at
       which such dealing took place; or c) if there
       shall not be any dealing reported for the day,
       the average of the high and low market guide
       price for that day; and if there shall be only
       a high [but not low] or only a low [but not
       high] market guide price reported, or if there
       shall not be any market guide price reported
       for any particular day then that day shall
       not count as one of the said 5 business days
       for the purposes of determining the appropriate
       average; and if the means of providing the
       foregoing information as to dealings and prices
       by reference to which the appropriate average
       is to be determined is altered or is replaced
       by some other means, then the appropriate average
       shall be determined on the basis of the equivalent
       information published by the relevant authority
       in relation to dealings on the Irish Stock
       Exchange or its equivalent; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 16 MAY 2010]

S.11   Amend the Article 70, 71, 73, 74 and 77 of the            Mgmt          For                            For
       Articles of Association of the Company as specified;
       and approve the renumbering of the Articles
       of Association and all cross references therein
       to reflect the insertion of new Articles

12.    Authorize the Company to use electronic means             Mgmt          For                            For
       [as specified by the Transparency [Directive
       2004/I09/EC] Regulations 2007] to convey all
       types of information [including notices] to
       shareholders or debt securities holders, including
       by making such information available on a website




--------------------------------------------------------------------------------------------------------------------------
 UNITED GROUP LTD                                                                            Agenda Number:  701699223
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q9313R105
    Meeting Type:  AGM
    Meeting Date:  09-Oct-2008
          Ticker:
            ISIN:  AU000000UGL5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive and consider the financial report, the            Non-Voting    No vote
       Directors' report and the Auditor's report
       of the Company for the YE 30 JUN 2008

1.     Adopt the remuneration report set out in the              Mgmt          For                            For
       annual report of the Company for the YE 30
       JUN 2008

2.     Re-elect Mr. Trevor Rowe as a Director of the             Mgmt          For                            For
       Company who reties by rotation pursuant to
       Rule 8.1(e)(2) of the Company's Constitution

3.     Approve and ratify for all purposes [including            Mgmt          For                            For
       ASX Listing Rule 7.4], the issue of 2,632,003
       options over fully paid ordinary shares in
       the Company under the Australian and United
       States of America Employee Share Option Plans,
       as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UNITED INTERNET AG, MONTABAUR                                                               Agenda Number:  701905208
--------------------------------------------------------------------------------------------------------------------------
        Security:  D8542B125
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  DE0005089031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report

2.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

3.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

4.     Appointment of Auditors for the 2009 FY: Ernst            Mgmt          Against                        Against
       + Young AG, Eschborn/Frankfurt

5.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at prices not deviating more than
       10% from the market price of the shares, on
       or before 25 NOV 2010, the Board of Managing
       Directors shall be authorized to use the shares
       for all legally permissible purposes, especially,
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares within the scope of employee
       participation programs of the Company and its
       affiliates or for satisfying option or conversion
       rights and to retire the shares

6.     Authorization to acquire own shares by way of             Mgmt          For                            For
       a public purchase offer or by using derivatives
       in connection with item 5, the Company shall
       also be authorized to acquire own shares by
       way of a public purchase offer at prices not
       deviating more than 25% from the market price
       of the shares or by using derivatives at prices
       not deviating more than 10% from the market
       price of the shares, in the latter case the
       authorization shall be limited to up to 5%
       of the share capital




--------------------------------------------------------------------------------------------------------------------------
 UNITIKA LTD.                                                                                Agenda Number:  702001760
--------------------------------------------------------------------------------------------------------------------------
        Security:  J94280104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3951200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UOL GROUP LTD                                                                               Agenda Number:  701880658
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9299W103
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SG1S83002349
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.     Declare a first and final tax-exempt [1-tier]             Mgmt          For                            For
       dividend of 7.5 cents per ordinary share for
       the YE 31 DEC 2008

3.     Approve the Directors' fees of SGD 516,250 for            Mgmt          For                            For
       2008

4.     Re-appoint Dr. Wee Cho Yaw as a Director of               Mgmt          For                            For
       the Company, who retires pursuant to Section
       153(6) of the Companies Act, Chapter 50, to
       hold such office until the next AGM of the
       Company

5.     Re-appoint Mr. Alan Choe Fook Cheong as a Director        Mgmt          For                            For
       of the Company, who retires pursuant to Section
       153(6) of the Companies Act, Chapter 50, to
       hold such office until the next AGM of the
       Company

6.     Re-appoint Mr. Lim Kee Ming as a Director of              Mgmt          For                            For
       the Company, who retires pursuant to Section
       153(6) of the Companies Act, Chapter 50, to
       hold such office until the next AGM of the
       Company

7.     Re-elect Mr. Wee Ee Chao as a Director of the             Mgmt          For                            For
       Company, who retires by rotation pursuant to
       Article 94 of the Company's Articles of Association

8.     Re-elect Mr. Wee Ee Lim as a Director of the              Mgmt          For                            For
       Company, who retires by rotation pursuant to
       Article 99 of the Company's Articles of Association

9.     Re-elect Dr. Pongsak Hoontrakul as a Director             Mgmt          For                            For
       of the Company, who was appointed during the
       year and retires pursuant to Article 99 of
       the Company's Articles of Association

10.    Re-appoint Messrs. PricewaterhouseCoopers LLP             Mgmt          For                            For
       as the Auditors of the Company and authorize
       the Directors to fix their remuneration

11.    Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options in accordance with the regulations
       of the UOL 2000 Share Option Scheme [the 2000
       Scheme] and to allot and issue such number
       of shares as may be issued pursuant to the
       exercise of share options under the 2000 Scheme,
       provided always that the aggregate number of
       shares to be issued pursuant to the 2000 Scheme
       shall not exceed 15% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company from time to time

12.    Authorize the Directors of the Company to: a)             Mgmt          For                            For
       i) issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares; at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with this resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of instruments made or granted
       pursuant to this Resolution] does not exceed
       20% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with this resolution];
       2) [subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited [SGX-ST]] for the
       purpose of determining the aggregate number
       of shares that may be issued under this resolution,
       the percentage of issued shares shall be based
       on the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       at the time this Resolution is passed, after
       adjusting for: i) new shares arising from the
       conversion or exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this Resolution is passed; and ii) any
       subsequent consolidation or subdivision of
       shares; 3) in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-
       ST] and the Articles of Association for the
       time being of the Company; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date of the next AGM
       of the Company as required by law]




--------------------------------------------------------------------------------------------------------------------------
 UOL GROUP LTD                                                                               Agenda Number:  701898768
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9299W103
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SG1S83002349
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Companies Act, Chapter
       50 of Singapore [the Companies Act] to purchase
       or otherwise acquire issued ordinary shares
       fully paid in the capital of the Company [the
       Shares] not exceeding in aggregate the maximum
       limit [as specified], at such price(s) as may
       be determined by the Directors of the Company
       from time to time up to the maximum price [as
       specified], whether by way of Market Purchase(s)
       of 105% of the average closing stock and/or
       Off Market Purchase(s) of 120% of the average
       closing stock, market purchase(s) [each a Market
       Purchase] on the Singapore Exchange Securities
       Trading Limited [SGX-ST]; and/or; off-market
       purchase(s) [each an Off-Market Purchase],
       in accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all conditions prescribed by the Companies
       Act; and otherwise in accordance with all other
       laws and regulations, including but not limited
       to, the provisions of the Companies Act and
       listing rules of the SGX-ST as may for the
       time being be applicable; and to do all such
       acts and things [including executing such documents
       as may be required] as they and/or he may consider
       necessary, expedient, incidental or in the
       interests of the Company to give effect to
       the transactions contemplated and/or authorized
       by this resolution; [Authority expires the
       earlier of the date on which the next AGM of
       the Company is held or required by law to be
       held or the date on which the purchase or acquisition
       of shares by the Company pursuant to the share
       Buyback Mandate carried out to the full extent
       mandated]




--------------------------------------------------------------------------------------------------------------------------
 UPONOR OYJ                                                                                  Agenda Number:  701827668
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9518X107
    Meeting Type:  AGM
    Meeting Date:  18-Mar-2009
          Ticker:
            ISIN:  FI0009002158
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening the meeting                                       Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of two persons to scrutinize the minutes         Non-Voting    No vote
       and the persons to supervise the counting of
       votes

4.     Adoption of the list of votes                             Non-Voting    No vote

5.     Recording the legality and quorum of the meeting          Non-Voting    No vote

6.     Business review 2008                                      Non-Voting    No vote

7.     Presentation of the financial statements, consolidated    Non-Voting    No vote
       financial statements and the annual report

8.     Presentation of the Auditors' report and consolidated     Non-Voting    No vote
       Auditors' report

9.     Adopt the financial statements and the consolidated       Mgmt          For                            For
       financial statements

10.    Approve to distribute a dividend of EUR 0.85              Mgmt          For                            For
       per share for financial period 2008; the dividend
       will be paid to a shareholder registered as
       a shareholder in the shareholder register maintained
       by Euroclear Finland Ltd on the record date
       23 MAR 2009, the dividend will be paid on 31
       MAR 2009

11.    Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Managing Directors from
       liability

12.    Approve the yearly remuneration to the Members            Mgmt          For                            For
       of the Board of Directors shall be: EUR 71,000
       for the Chairman of the Board, EUR 49,000 for
       the Deputy Chairman of the Board and EUR 44,000
       for other Members of the Board; approximately
       40% of the remuneration shall be paid by acquiring
       Uponor Corporation's shares in public trading
       and the rest shall be paid in cash; travel
       expenses related to Board meetings shall be
       paid according to the travel policy of the
       corporation; a remuneration per meeting shall
       be paid to the Members of the committees of
       the Board of Directors amounting to EUR 600
       to Finnish residents, EUR 1,200 to persons
       residing elsewhere in Europe, and EUR 2,400
       to non-European Members

13.    Approve the number of Board members to be 5               Mgmt          For                            For

14.    Re-elect Messrs. Jorma Eloranta, Jari Paasikivi,          Mgmt          For                            For
       Aimo Rajahalme, Anne-Christine Silfverstolpe
       Nordin and Rainer S. Simon as the Members of
       the Board of Directors

15.    Approve to pay the remuneration to the Auditor            Mgmt          For                            For
       to be elected as per invoice

16.    Re-elect KPMG Oy Ab, a Corporation of authorized          Mgmt          For                            For
       public accountants accredited by the Central
       Chamber of Commerce of Finland, as the Auditor
       of the Corporation

17.    Authorize the Board of Directors to resolve               Mgmt          For                            For
       within 1 year from the date of the meeting
       to buy back the Company's own shares using
       distributable earnings from unrestricted equity
       and not more than 3,500,000 of the Company's
       own shares amounting in total to approximately
       4.8% of the total number of the shares of the
       Corporation

18.    Availability of the minutes of the meeting                Non-Voting    No vote

19.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 URALITA SA, MADRID                                                                          Agenda Number:  701893287
--------------------------------------------------------------------------------------------------------------------------
        Security:  E95259201
    Meeting Type:  OGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  ES0182170615
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual accounts and the propose               Mgmt          For                            For
       of application of the result, the Management
       and the annual report of the Corporative Board

2.     Re-elect Mr. Alvaro Rodriguez as an Executive             Mgmt          Against                        Against
       Director

3.     Approve the designation of the Auditor account            Mgmt          For                            For
       of uralita and consolidate Group

4.     Grant authority the acquisition derivate of               Mgmt          For                            For
       own shares lifting without effect the previous
       authorization

5.     Approve the delegation to Board of Directors              Mgmt          For                            For
       of the faculty of increase the social capital
       up to 50%, in 1 or more times inside the next
       5 years excluding the preferment subscription
       right

6.     Authorize the Board of Directors for issue obligations,   Mgmt          Abstain                        Against
       bonds and similar values simples or convertible
       in shares

7.     Ratify the Agreement of Board of Directors about          Mgmt          For                            For
       the extinction of Uralita as dominant in the
       Tax consolidated system and inclusion of Nefinsa
       in these Tax consolidated system

8.     Approve to cancel the shares plan for the Directors       Mgmt          Against                        Against
       approved by the Board on 07 MAY 2008

9.     Approve the delegation of the faculties for               Mgmt          For                            For
       formalize the agreements adopted by the general
       Board

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       14 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF SECOND CALL DATE. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 URANIUM ONE INC                                                                             Agenda Number:  701904307
--------------------------------------------------------------------------------------------------------------------------
        Security:  91701P105
    Meeting Type:  MIX
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  CA91701P1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAINT' FOR RESOLUTIONS
       "1.1 TO 1.9 AND 2" AND 'IN FAVOR' OR 'AGAINST'
       FOR RESOLUTIONS "3 AND 4". THANK YOU.

       To receive the audited consolidated financial             Non-Voting    No vote
       statements of the Corporation for the FYE 31
       DEC 2008, together with the report of the Auditors
       thereon

1.1    Elect Mr. Ian Telfer as a Director of the Corporation     Mgmt          For                            For
       for the ensuing year

1.2    Elect Mr. Andrew Adams as a Director of the               Mgmt          For                            For
       Corporation for the ensuing year

1.3    Elect Dr. Massimo Carello as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year

1.4    Elect Mr. David Hodson as a Director of the               Mgmt          For                            For
       Corporation for the ensuing year

1.5    Elect Mr. D. Jean Nortier as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year

1.6    Elect Mr. Terry Rosenberg as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year

1.7    Elect Mr. Phillip Shirvington as a Director               Mgmt          For                            For
       of the Corporation for the ensuing year

1.8    Elect Mr. Mark Wheatley as a Director of the              Mgmt          For                            For
       Corporation for the ensuing year

1.9    Elect Mr. Kenneth Williamson as a Director of             Mgmt          For                            For
       the Corporation for the ensuing year

2.     Appoint Deloitte and Touche LLP, Chartered Accountants,   Mgmt          For                            For
       as the Auditors of the Corporation for the
       ensuing year, and authorize the Directors to
       fix their remuneration

3.     Approve the rolling Stock Option Plan of the              Mgmt          For                            For
       Corporation

S.4    Amend the Articles of the Corporation to change           Mgmt          For                            For
       the province of the registered office of the
       Corporation, subject to regulatory approval
       as specified

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 USC CORPORATION                                                                             Agenda Number:  702014755
--------------------------------------------------------------------------------------------------------------------------
        Security:  J94445103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3944200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Stock-Transfer with Kyoshin Technosonic           Mgmt          For                            For
       Co., Ltd. for Transition into a Subsidiary
       Wholly Owned by  a Newly Co-created Holding
       Company,UKC Holdings Corporation

2      Approve Appropriation of Profits                          Mgmt          For                            For

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

5      Appoint a Corporate Auditor                               Mgmt          Against                        Against

6      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

7      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 USG PEOPLE NV, ALMERE                                                                       Agenda Number:  701783107
--------------------------------------------------------------------------------------------------------------------------
        Security:  N9040V117
    Meeting Type:  EGM
    Meeting Date:  23-Dec-2008
          Ticker:
            ISIN:  NL0000354488
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening of the general meeting                            Non-Voting    No vote

2.     Amend the Articles of Association as specified            Mgmt          For                            For

3.     Approve to designate the Executive Board as               Mgmt          For                            For
       the body authorized, with the approval of the
       Supervisory Board and with due observance of
       the provisions laid down in the Articles of
       Association of USG People and the statutory
       provisions, to take decisions to issue or to
       grant rights to subscribe for all not yet issued
       preference shares to Stichting Preferente Aandelen
       USG People [Preference Shares USG People Foundation]
       which will be incorporated, up to a maximum
       corresponding with 100% of the total authorized
       capital other than in the form of preference
       shares at the moment of issuing or granting
       of the right to subscribe for shares, respectively;
       the designation of the Executive Board as the
       body authorized will be for a period of 6 months
       from 23 DEC 2008

4.     Any other business                                        Non-Voting    No vote

5.     Closure                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 USG PEOPLE NV, ALMERE                                                                       Agenda Number:  701854564
--------------------------------------------------------------------------------------------------------------------------
        Security:  N9040V117
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  NL0000354488
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING HAS BEEN REMOVED.               Non-Voting    No vote
       THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Report of the Executive Board for the FY 2008             Non-Voting    No vote

3.     Approve the adoption of the annual accounts               Mgmt          No Action
       for 2008

4.     Approve that, the [final] dividend for USG People         Mgmt          No Action
       N.V. for the 2008 FY will be established at
       EUR 0.58 per ordinary share with a nominal
       value of EUR 0.50, the dividend will be paid
       in shares, and the stock dividend conversion
       ratio will be announced on 21 APR 2009, the
       shares will be delivered on 15 MAY 2009

5.     Approve the Executive Board's Management and              Mgmt          No Action
       discharge from liability of the Members of
       the Executive Board

6.     Approval of the Supervisory Board's supervision           Mgmt          No Action
       and discharge from liability of the Members
       of the Supervisory Board

7.a    Approve in accordance with the retirement rote            Non-Voting    No vote
       as established by the Supervisory Board, Mr.
       J.H. van Heyningen Nanninga will step down
       in the course of 2009, Mr. Van Heyningen Nanninga
       is available for reappointment, in view of
       the above, a vacancy exists on the Supervisory
       Board which has to be filled in accordance
       with the composition profile established by
       the Supervisory Board

7.b    Approve the composition profile [as prepared              Non-Voting    No vote
       in 2004] has been amended to reflect the current
       size and organization of USG People N.V., and
       has been discussed with the Works Council

7.c    Approve the General Meeting of Shareholders               Non-Voting    No vote
       can recommend persons to the Supervisory Board
       that meet the profile to be nominated as a
       Member of the Supervisory Board

7.d    Approve that, under suspensive condition that             Non-Voting    No vote
       no recommendations of other persons will be
       made by the General Meeting of Shareholders
       and by the Works Council, the Supervisory Board
       will nominate Mr. J.H. van Heyningen Nanninga
       to the General Meeting of Shareholders to be
       reappointed for a period of 4 years

8.     Re-appoint Mr. J.H. van Heyningen Nanninga as             Mgmt          No Action
       a Supervisory Director of USG People N.V.

9.     Approve the compensation for the Supervisory              Mgmt          No Action
       Board for 2006, 2007 and 2008 was established
       in 2006

10.    Appoint, in accordance with legislation and               Mgmt          No Action
       regulation, the External Auditor PricewaterhouseCoopers
       Accountants N.V. to the General Meeting of
       Shareholders to be appointed for a period of
       1 year, therefore for the 2009 FY

11.a   Authorize the Executive Board, to take decisions          Mgmt          No Action
       relating to the issue of ordinary shares, subject
       to the approval of the Supervisory Board and
       in accordance with the provisions of the Articles
       of Association of USG People N.V. and statutory
       provisions, for a period of 18 months from
       21 APR 2009, the request to extend the period
       for which the Executive Board is designated
       as the body so authorized concerns a provision
       expressly included both by statute and in the
       articles of association of USG People N.V.
       the Executive Board will only be permitted
       to exercise this authorization with the approval
       of the Supervisory Board, and will only exercise
       it in situations where the interests of the
       company would thereby be served, the authorization
       will not exceed 10% of all shares in the company's
       issued share capital at the time of issue,
       this designation is without prejudice to that
       made at the extraordinary meeting of shareholders
       on 23 DEC 2008 regarding the protective preference
       shares

11.b   Authorize the Executive Board, to take decisions          Mgmt          No Action
       relating to the limitation or exclusion of
       the statutory pre-emption right, subject to
       the approval of the Supervisory Board and in
       accordance with the provisions of the Articles
       of Association of USG People N.V. and statutory
       provisions, it is proposed that the Executive
       Board also be granted the authorization, subject
       to the approval of the Supervisory Board, to
       limit or exclude the pre-emption right with
       regard to a share issue during the period that
       the Executive Board is designated as the body
       authorized to issue ordinary shares, the Executive
       Board will only make use of this authorization
       in cases where the interests of the company
       will thereby be served, this designation is
       without prejudice to that made at the extraordinary
       meeting of shareholders on 23 DEC 2008 regarding
       the protective preference shares

12.    Authorize the Executive Board, for a period               Mgmt          No Action
       of 18 months, as from 21 April 2009, with the
       approval of the Supervisory Board, to purchase
       ordinary shares of USG People N.V. the acquisition
       of the ordinary shares of USG People N.V. may
       occur through all types of agreement, including
       in the stock market and private transactions,
       the conditions applying to the purchase of
       own ordinary shares are not more than 10% of
       the outstanding share capital; at a price between
       the nominal value and 110% of the market value
       it is also proposed to authorize the Executive
       Board for a period of 18 months from 21 April
       2009 with the approval of the Supervisory Board
       to purchase any and all protective preference
       shares in issue at a price equal to the nominal
       value plus the current dividend and any dividend
       in arrears

13.    Any other business                                        Non-Voting    No vote

14.    Closure                                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN BLOCKING CONDITIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 USHIO INC.                                                                                  Agenda Number:  701990891
--------------------------------------------------------------------------------------------------------------------------
        Security:  J94456118
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3156400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 USS CO.,LTD.                                                                                Agenda Number:  701982503
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9446Z105
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3944130008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Reduction in capital reserve                              Mgmt          For                            For

3.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

4.16   Appoint a Director                                        Mgmt          For                            For

4.17   Appoint a Director                                        Mgmt          For                            For

4.18   Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.3    Appoint a Corporate Auditor                               Mgmt          For                            For

6.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

7.     Amendments to large-scale purchase countermeasures        Mgmt          Against                        Against
       (anti-takeover plan) and continuation of countermeasures




--------------------------------------------------------------------------------------------------------------------------
 VALAD PROPERTY GROUP                                                                        Agenda Number:  701716120
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q93426106
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  AU000000VPG4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive and consider the financial statements          Non-Voting    No vote
       of the Company, the Trust and the Valad Property
       Group for the FYE 30 JUN 2008, together with
       the statements and the reports of the Directors
       and the Auditors attached to the accounts

       PLEASE NOTE THAT RESOLUTION 1 IS FOR THE COMPANY          Non-Voting    No vote
       ONLY [VALAD FUNDS MANAGEMENT LIMITED]. THANK
       YOU.

1.     Adopt the Company's remuneration report for               Mgmt          Against                        Against
       the YE 30 JUN 2008

       PLEASE NOTE THAT RESOLUTION 2 AND 3 ARE FOR               Non-Voting    No vote
       COMPANY ONLY [VALAD FUNDS MANAGEMENT LIMITED].
       THANK YOU.

2.     Re-elect Mr. Trevor Gerber as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

3.     Re-elect Mr. Robert Seidler as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

       PLEASE NOTE THAT RESOLUTION 4 IS FOR COMPANY              Non-Voting    No vote
       [VALAD FUNDS MANAGEMENT LIMITED] AND TRUST
       [VALAD PROPERTY TRUST ARSN]. THANK YOU.

4.     Ratify, for all purposes, the issue of 2000               Mgmt          For                            For
       guaranteed exchangeable notes issued by wholly-owned
       Valad Property Group subsidiary entities to
       an affiliate of Kimco Realty Corporation as
       specified

       PLEASE NOTE THAT RESOLUTION 5 IS FOR COMPANY              Non-Voting    No vote
       [VALAD FUNDS MANAGEMENT LIMITED] AND TRUST
       [VALAD PROPERTY TRUST ARSN]. THANK YOU.

5.     Approve, for all purposes, the granting to Mr.            Mgmt          For                            For
       Stephen Day of 3,359,728 options and 517,992
       Performance Rights to acquire full paid stapled
       securities in the Valad Property Group in connection
       with the remuneration of Mr. Day for the 2008
       FY and the acquisition of stapled securities
       in Valad Property Group on exercise of those
       options and Performance Rights under the terms
       of the Valad Property Group Long Term Incentive
       Plan and as specified

       PLEASE NOTE THAT RESOLUTION 6 IS FOR COMPANY              Non-Voting    No vote
       [VALAD FUNDS MANAGEMENT LIMITED] AND TRUST
       [VALAD PROPERTY TRUST ARSN]. THANK YOU.

6.     Approve, for all purposes, the granting to Mr.            Mgmt          For                            For
       Peter Hurley of 3,190,045 options and 491,831
       Performance Rights to acquire full paid stapled
       securities in the Valad Property Group in connection
       with the remuneration of Mr. Hurley for the
       2008 FY and the acquisition of stapled securities
       in Valad Property Group on exercise of those
       options and Performance Rights under the terms
       of the Valad Property Group Long Term Incentive
       Plan and as specified

       PLEASE NOTE THAT RESOLUTION 7 IS FOR THE COMPANY          Non-Voting    No vote
       ONLY [VALAD FUNDS MANAGEMENT LIMITED]. THANK
       YOU.

7.     Approve the amount available for remuneration             Mgmt          For                            For
       of the Non-Executive Directors of the Company
       for acting as such, for the years from and
       including the year commencing on 01 JUL 2008,
       be increased by AUD 550,000 per annum from
       AUD 650,000 per annum to AUD 1.2 million per
       annum




--------------------------------------------------------------------------------------------------------------------------
 VALOR CO.,LTD.                                                                              Agenda Number:  702008839
--------------------------------------------------------------------------------------------------------------------------
        Security:  J94511102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3778400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Increase Auditors
       Board    Size to 5

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors

5      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 VASTNED OFFICES/INDUSTRIAL NV                                                               Agenda Number:  701856392
--------------------------------------------------------------------------------------------------------------------------
        Security:  N9411C102
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  NL0000288934
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 31 MAR 2009. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Opening and notices                                       Non-Voting    No vote

2.     Minutes of the general meeting of shareholders            Non-Voting    No vote
       of 08 APR 2008

3.     Discussion of the report of the Board of Management       Non-Voting    No vote
       on the 2008 FY

4.     Adopt the financial statements for the 2008               Mgmt          No Action
       FY

5.     Notes of dividend and reservation policy                  Non-Voting    No vote

6.     Approve the [final] dividend for the 2008 FY              Mgmt          No Action

7.     Grant discharge to the Members of the Board               Mgmt          No Action
       of Management in respect of their Management
       in the 2008 FY

8.     Grand discharge to the Members of the Supervisory         Mgmt          No Action
       board for their supervision of the Management
       by the Board of Management in the 2008 FY

9.     Notes on the 2008 remuneration report                     Non-Voting    No vote

10.    Approve the remuneration of the Board of management       Mgmt          No Action
       Members for 2009

11.    Amend the Articles of Association                         Mgmt          No Action

12.1   Appoint Mr. B. A. G. Van Nievelt as the Supervisory       Mgmt          No Action
       Board Member

12.2   Re-appoint Mr. D. Van den Bos as the Supervisory          Mgmt          No Action
       Board Member

13.    Any other business                                        Non-Voting    No vote

14.    Closure                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 VASTNED RETAIL NV                                                                           Agenda Number:  701856405
--------------------------------------------------------------------------------------------------------------------------
        Security:  N91784103
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  NL0000288918
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and announcements                                 Non-Voting    No vote

2.     The minutes of the general meeting of shareholders        Non-Voting    No vote
       of 08 APR 2008

3.     Discussion of the report of the Board of Management       Non-Voting    No vote
       on the 2008 FY

4.     Approve the financial statements for the 2008             Mgmt          For                            For
       FY

5.     Explanation of dividend and Reservation Policy            Non-Voting    No vote
       as specified

6.     Approve a final dividend per share which will             Mgmt          For                            For
       amount, after deduction of the interim dividend
       of EUR 1.17, to EUR 2.68, of which EUR 2.68
       will be paid in cash after deduction of 15%
       dividend withholding tax, or EUR 0.85 in cash
       after deduction of 15% dividend withholding
       tax plus a yet-to be-determined percentage
       in shares, depending on the stock price, approximately
       equivalent to EUR 1.83 payable from the share
       premium reserve without deduction of dividend
       withholding tax, the shares will trade ex dividend
       on 09 APR 2009; the period for exercising the
       stock dividend option runs from 09 APR 2009
       to 24 APR 2009; the stock ratio will be determined
       on the basis of the average closing prices
       during the option period; a shareholder wishing
       to receive shares should make the choice before
       24 APR 2009 since the dividend can otherwise
       be claimed only in cash and the stock ratio
       will be announced in a press release on 27
       APR 2009

7.     Grant discharge of Messrs. R.A. Van Gerrevink,            Mgmt          For                            For
       T.M. De Witte and [until end-2008] J. Pars
       in respect of their management in the 2008
       FY; VastNed Management B.V. is the sole Managing
       Director of VastNed Retail N.V

8.     Grant discharge of the members of the Supervisory         Mgmt          For                            For
       Board for their supervision of the management
       by the Board of Management in the 2008 FY

9.     Notes on the 2008 remuneration report                     Non-Voting    No vote

10.    Approve the remuneration of the Members of the            Mgmt          For                            For
       Board of Management for 2009

11.    Approve the additional payments in respect of             Mgmt          For                            For
       the 2008 salary as specified

12.    Approve the extraordinary bonus for 2008 as               Mgmt          For                            For
       specified

13.    Adopt the amendment of the Articles of Association        Mgmt          For                            For
       as specified

14.    Re-appoint Mr. N.J. Westdijk as a Member of               Mgmt          For                            For
       the Supervisory Board

15.    Any other business                                        Non-Voting    No vote

16.    Close                                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 VASTNED RETAIL NV                                                                           Agenda Number:  701913281
--------------------------------------------------------------------------------------------------------------------------
        Security:  N91784103
    Meeting Type:  OGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  NL0000288918
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING.  THANK YOU.

1.     Opening and announcements                                 Non-Voting    No vote

2.     Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board in respect of their Supervision of the
       Management conducted by the Board of Management
       during the year 2008 FY

3.     Amend the Articles of Association                         Mgmt          For                            For

4.     Any other business                                        Non-Voting    No vote

5.     Closing                                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING TYPE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 VECTOR LTD                                                                                  Agenda Number:  701725369
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q9389B109
    Meeting Type:  AGM
    Meeting Date:  23-Oct-2008
          Ticker:
            ISIN:  NZVCTE0001S7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports from the Chairman and the             Non-Voting    No vote
       Chief Executive in respect of the FYE 30 JUN
       2008, including consideration of the financial
       statements and the audit report

2.A    Re-elect Mr. Michael Stiassny as a Director               Mgmt          For                            For
       who retires by rotation in accordance with
       the NZSX Listing Rule 3.3.8

2.B    Re-elect Ms. Karen Sherry as a Director who               Mgmt          For                            For
       retires by rotation in accordance with the
       NZSX Listing Rule 3.3.8

2.C    Elect Mr. James Carmichael as a Director nominated        Mgmt          For                            For
       by the Auckland Energy Consumer Trust ["AECT"]
       in accordance with the NZSX Listing Rule 3.3.2

3.     Re-appoint KPMG as the Company's Auditor, pursuant        Mgmt          For                            For
       to Section 200 of the Companies Act 1993 and
       authorize the Directors to fix the Auditor's
       remuneration for the ensuing year

4.     Grant authority, in accordance with NZSX Listing          Mgmt          For                            For
       Rule 3.5.1, to increase, with effect from 01
       OCT 2008, the monetary sum per annum payable
       to the Chairman of the Board of NZD 40,000
       plus GST [if any] per annum, from NZD 180,000
       plus GST [if any] per annum to NZD 220,000
       plus GST [if any] per annum; and to increase,
       with effect from 01 OCT 2008, the monetary
       sum per annum payable to each other Director
       of the Company of NZD 20,000 plus [if any]
       per annum, from NZD 90,000 plus GST [if any]
       per annum to NZD 110,000 plus GST [if any]
       per annum

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 VEIDEKKE ASA, OSLO                                                                          Agenda Number:  701908343
--------------------------------------------------------------------------------------------------------------------------
        Security:  R9590N107
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  NO0005806802
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM                                        Mgmt          For                            For

2.     Elect the Chairman of the meeting and 2 persons           Mgmt          For                            For
       to co-sign the protocol

3.     Approve the notice and agenda                             Mgmt          For                            For

4.     Approve the annual accounts and annual report             Mgmt          For                            For
       for 2008 for Veidekke ASA and for the Corporation

5.     Approve the consideration of the Board of Directors'      Mgmt          For                            For
       statement on remuneration to the Senior Executives,
       as laid down in Section 6.16A of the Public
       Limited Companies Act

6.     Approve the employment of the profit for 2008             Mgmt          For                            For
       for Veidekke Asa, including the distribution
       of a dividend of NOK 2.50 per share

7.     Approve the determine the Auditor's remuneration          Mgmt          For                            For

8.     Elect the Members for the Nomination Committee            Mgmt          For                            For

9.     Approve to determine the Board of Directors'              Mgmt          For                            For
       fee

10.    Elect the Board of Directors                              Mgmt          For                            For

11.    Approve to decrease the capital by cancellation           Mgmt          For                            For
       of the Company's own shares

12.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital

13.    Authorize the Board of Directors to purchase              Mgmt          For                            For
       of the Company's own shares




--------------------------------------------------------------------------------------------------------------------------
 VENTURE CORPORATION LTD                                                                     Agenda Number:  701876318
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9361F111
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  SG0531000230
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts of the Company for the
       YE 31 DEC 2008 together with the Auditors'
       report thereon

2.     Declare a final 1-tier tax-exempt dividend of             Mgmt          For                            For
       50 cents per ordinary share for the YE 31 DEC
       2008

3.     Re-elect Mr. Tan Choon Huat as a Director; who            Mgmt          For                            For
       retires pursuant to Articles 92 of the Company's
       Articles of Association

4.     Re-elect Mr. Soo Eng Hiong  as a Director; who            Mgmt          For                            For
       retires pursuant to Articles 92 of the Company's
       Articles of Association

5.     Re-appoint Mr. Cecil Vivian Richard Wong as               Mgmt          For                            For
       a Director of the Company, pursuant to Section
       153(6) of the Companies Act, to hold office
       until the next AGM for the purposes of Rule
       704(8) of the Listing Manual of the Singapore
       Exchange Securities Trading Limited (SGX-ST)

6.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       324,000 for the YE 31 DEC 2008 (2007: SGD 300,000)
       [See Explanatory Note (ii)]

7.     Re-appoint Messrs Deloitte & Touche LLP as the            Mgmt          For                            For
       Company's Auditors and to authorize the Directors
       to fix their remuneration

       Transact any other ordinary business                      Non-Voting    No vote

8.     Approve, pursuant to Section 161 of the Companies         Mgmt          Against                        Against
       Act and Rule 806 of the Listing Manual of the
       SGX-ST, [A] [I] issue shares in the capital
       of the Company (Shares) whether by way of rights,
       bonus or otherwise; [II] make or grant offers,
       agreements or options (collectively, Instruments)
       that might or would require Shares to be issued,
       including but not limited to the creation and
       issue of (as well as adjustments to) warrants,
       debentures or other instruments convertible
       into Shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and (B) (notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force) issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that; (a) the aggregate
       number of Shares to be issued pursuant to this
       Resolution (including Shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this Resolution) does not exceed; (i) by
       way of reanounceable rights issues on a pro
       rata basis to shareholders of the Company (Renounceable
       Rights Issues) shall not exceed 100% of the
       total number of issued Shares excluding treasury
       shares (as calculated in accordance with paragraph
       (c) below); ii) otherwise than by way of Renounceable
       Rights Issues (Other Share Issues) shall not
       exceed 50% of the total number of issued Shares
       excluding treasury shares (as calculated in
       accordance with paragraph (c) below), of which
       the aggregate number of shares to be issued
       other than on a basis to shareholders of the
       Company shall not exceed 20% of the total number
       of issued Shares excluding treasury shares
       (as calculated in accordance with paragraph
       (c) below); (b) the Renounceable Rights Issues
       and Other Share Issues shall not, in aggregate,
       exceed 100% of the total number of issued shares
       in the capital of the Company excluding treasury
       shares (as calculated in accordance with paragraph
       (c) below); (c) subject to such manner of calculation
       as may be prescribed by the SGX-ST, for the
       purpose of determining the aggregate number
       of Shares that may be issued under sub-paragraphs
       (a)(i) and (a)(ii) above, the percentage of
       issued Shares shall be based on the total number
       of issued Shares excluding treasury shares
       as at the time this Resolution is passed, after
       adjusting for; i) new Shares arising from the
       conversion or exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this resolution is passed; and [II] any
       subsequent bonus issue or consolidation or
       subdivision of shares; [authority expires at
       the conclusion of the AGM of the Company next
       following the passing of this resolution, or
       the date by which such AGM of the Company is
       required by law to be held, or the expiration
       of such other period as may be prescribed by
       the Companies Act] and every other legislation
       for the time be held, or the expiration of
       such other period as may be prescribed by the
       Companies and affecting the Company as specified

9.     Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue shares under the Venture Corporation
       Executives' Share Option Scheme that, pursuant
       to Section 161 of the Companies Act, to (a)
       offer and grant options from time to time in
       accordance with the rules of the Venture Corporation
       Executives' Share Option Scheme adopted by
       the Company in 2004 (2004 Scheme) and to allot
       and issue from time to time such number of
       Shares in the capital of the Company as may
       be required to be issued pursuant to the exercise
       of options granted under the 2004 Scheme; (b)
       notwithstanding that the authority under this
       Resolution may have ceased to be in force,
       allot and issue from time to time such number
       of Shares in the capital of the Company as
       may be required to be issued pursuant to the
       exercise of options granted under the 2004
       Scheme while the authority was in force; and
       (c) do all such acts and things as may be necessary
       or expedient to carry the same into effect,
       provided that the aggregate number of Shares
       to be issued pursuant to the 2004 Scheme shall
       be in accordance with the limit(s) as specified




--------------------------------------------------------------------------------------------------------------------------
 VENTURE CORPORATION LTD                                                                     Agenda Number:  701876332
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9361F111
    Meeting Type:  EGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  SG0531000230
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Articles of Association of the Company,         Mgmt          Against                        Against
       as specified

2.     Authorize the Directors of the Company, contingent        Mgmt          For                            For
       upon the passing of Resolution 1, for the purposes
       of Sections 76C and 76E of the Companies Act
       of Singapore, Chapter 50 (Companies Act), to
       purchase or otherwise acquire issued ordinary
       shares in the capital of the Company (Shares)
       not exceeding in aggregate the Maximum Limit
       (as specified), at such price or prices as
       may be determined by the Directors from time
       to time up to the Maximum Price (as specified),
       whether by way of: (a) market purchase(s) on
       the Singapore Exchange Securities Trading Limited
       (SGX-ST); and/or (b) off-market purchase(s)
       (if effected otherwise than on the SGX-ST)
       in accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other laws and regulations and rules
       of the SGX-ST as may for the time being be
       applicable, (Share Purchase Mandate); [Authority
       expires the earlier of the date of the passing
       of this Resolution and of the date on which
       the next AGM of the Company is held and the
       date by which the next AGM of the Company is
       required by law to be held]; and to complete
       and do all such acts and things (including
       executing such documents as may be required)
       as they and/or he may consider expedient or
       necessary to give effect to the transactions
       contemplated and/or authorized by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 VENTURE PRODTN PLC                                                                          Agenda Number:  701892944
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9335K105
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  GB0031423188
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report, the              Mgmt          For                            For
       Auditor's report and the Company's accounts
       for the YE 31 DEC 2008

2.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       the YE 31 DEC 2008

3.     Declare a final dividend of 13.0 pence per share          Mgmt          For                            For
       for the period ended 31 DEC 2008

4.     Elect Mr. Jonathan Roger as a Director of the             Mgmt          For                            For
       Company

5.     Re-elect Mr. Rod Begbie as a Director of the              Mgmt          For                            For
       Company

6.     Re-elect Mr. Tom Blades as a Director of the              Mgmt          For                            For
       Company

7.     Re-elect Mr. Andrew Carr-Locke as a Director              Mgmt          For                            For
       of the Company

8.     Re-elect Mr. Tom Ehret as a Director of the               Mgmt          For                            For
       Company

9.     Re-elect Mr. Alan Jones as a Director of the              Mgmt          For                            For
       Company

10.    Re-elect Mr. Larry Kinch as a Director of the             Mgmt          Against                        Against
       Company

11.    Re-elect Mr. John Morgan as a Director of the             Mgmt          For                            For
       Company

12.    Re-elect Mr. Mark Nicholls as a Director of               Mgmt          For                            For
       the Company

13.    Re-elect Mr. Graeme Sword as a Director of the            Mgmt          For                            For
       Company

14.    Re-elect Mr. Peter Turner as a Director of the            Mgmt          For                            For
       Company

15.    Re-elect Mr. Robb Turner as a Director of the             Mgmt          For                            For
       Company

16.    Re-elect Mr. Mike Wagstaff as a Director of               Mgmt          For                            For
       the Company

17.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditor, in accordance with Section 489 of
       the Companies Act 2006, until the conclusion
       of the next AGM of the Company in 2010

18.    Authorize the Directors to fix the Auditors'              Mgmt          For                            For
       remuneration

19.    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 900,000 to GBP 1,100,000
       in nominal amount by the creation of 50,000,000
       new ordinary shares of 0.4 pence each in the
       capital of the Company

20.    Authorize the Directors, in substitution for              Mgmt          For                            For
       all previous authorities, to allot relevant
       securities [Section 80 of the Companies Act
       1985], up to an aggregate nominal amount of
       GBP 199,851.49; and up to an aggregate nominal
       amount of GBP 199,699.10 in connection with
       any fully per-emptive rights issue to holder
       of equity securities; [Authority expires the
       earlier of the conclusion of the AGM of the
       Company in 2010 or 13 AUG 2010]; and the Directors
       may make allotments during the relevant period
       which may be exercised after the relevant period

21.    Authorize the Company and all Companies which             Mgmt          For                            For
       are subsidiaries of the Company at any time,
       in accordance with Section 366 of the Companies
       Act 2006, during the period for which this
       resolution has effect to: a) make political
       donations to political parties; b) make political
       donations to political organizations other
       than political parties; and/or c) incur political
       expenditure in a total aggregate amount not
       exceeding GBP 100,000; [Authority expires the
       earlier of the next AGM of the Company in 2010
       or 13 AUG 2010]

22.    Approve that with effect from 00.01am on 1 OCT            Mgmt          For                            For
       2009, all provisions in the Memorandum and
       Articles of Association of the Company as to
       the amount of the Company's share authorized
       share capital or setting the maximum amount
       of shares which may be allotted by the Company
       shall be revoked and be of no further force
       or effect

S.23   Authorize the Directors, in substitution for              Mgmt          For                            For
       all previous authority, to allot equity securities
       [Section 94(2) of the Companies Act 1985] pursuant
       to the authority conferred by Resolution 20(a)
       as specified, dis-applying the statutory pre-emption
       rights [Section 89(1) of the Act], provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights issue in favor of equity shareholders;
       b) up to an aggregate nominal amount of GBP
       29,953,97; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       in 2010 or 13 AUG 2010]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement as if the authority conferred
       by this resolution had not expired

S.24   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985, to make one
       or more market purchases [Section 163(3) of
       that Act] of up to 14,976,983 ordinary shares
       [10% of the issued ordinary share capital]
       of 0.4 pence per share each in the capital
       of the Company, at a minimum price of 0.4 pence
       and not more than 5% above the average market
       value for such shares derived from the London
       Stock Exchange Daily Official List, for the
       5 business days preceding the date of purchase;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company in 2010 or 13
       AUG 2010]; and the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.25   Approve that with effect from 00.01am on 01               Mgmt          For                            For
       OCT 2009, the Articles of Association of the
       Company be amended by: a) deleting all the
       provisions of the Company's Memorandum of Association
       which by virtue of section 28 of the Companies
       Act 2006 are to be treated as provisions of
       the Company's Articles of Association; and
       b) inserting a new Articles 2A stating that
       "the liability of the Members is limited"

S.26   Approve that the Company may hold general meetings        Mgmt          Against                        Against
       of shareholder [other than AGM] at not less
       than 14 clear day's notice provided that this
       power shall expire at the conclusion of the
       AGM of the Company in 2010 or on 13 AUG 2010




--------------------------------------------------------------------------------------------------------------------------
 VESTAS WIND SYSTEMS A/S, RANDERS                                                            Agenda Number:  701845680
--------------------------------------------------------------------------------------------------------------------------
        Security:  K9773J128
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  DK0010268606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION
       4.A TO 5.B. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 540553 DUE TO SPLITTING OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report from Board of Directors on             Non-Voting    No vote
       the Company's activities during the past year

2.     Approve the presentation of the annual report             Mgmt          For                            For
       and resolution to adopt the annual report

3.     Approve the resolution on the distribution of             Mgmt          For                            For
       the profit or covering of loss according to
       the approved annual report, the Board of Directors
       proposes that no dividend be paid out for 2008

4.a    Re-elect Mr. Bent Erik Carlsen as the Members             Mgmt          For                            For
       of the Board of Directors

4.b    Re-elect Mr. Torsten Erik Rasmussen as the Members        Mgmt          For                            For
       of the Board of Directors

4.c    Re-elect Mr. Freddy Frandsen as the Members               Mgmt          For                            For
       of the Board of Directors

4.d    Re-elect Mr. Jorgen Huno Rasmussen as the Members         Mgmt          For                            For
       of the Board of Directors

4.e    Re-elect Mr. Jorn Ankaer Thomsen as the Members           Mgmt          Against                        Against
       of the Board of Directors

4.f    Re-elect Mr. Kurt Anker Nielsen as the Members            Mgmt          Against                        Against
       of the Board of Directors

4.g    Elect Mr. Hakan Eriksson as the Members of the            Mgmt          For                            For
       Board of Directors

4.h    Elect Mr. Ola Rollen as the Members of the Board          Mgmt          For                            For
       of Directors

5.a    Re-appoint PricewaterhouseCoopers, Statsautoriseret       Mgmt          For                            For
       Revisionsaktieselskab as the Auditors of the
       Company

5.b    Re-appoint KPMG Statsautiroseret Revisionspartnerselskab  Mgmt          For                            For
       as the Auditors of the Company

6.a    Approve the overall guidelines for incentive              Mgmt          For                            For
       pay for the Members of the Executive Management
       of Vestas Wind Systems A/S laid down by the
       Board of Directors; if the guidelines are approved
       by the AGM, the following new Article 13 will
       be included in the Companys Articles of Association

6.b    Authorize the Company to acquire treasury shares          Mgmt          For                            For
       in the period up until the next AGM up to a
       total nominal value of 10% of the value of
       the Company's share capital at the time in
       question, cf., Article 48 of the Danish Public
       Companies Act, the payment for the shares must
       not deviate more 10% from the closing price
       quoted at the NASDAQ OMX Copenhagen at time
       of acquisition

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 VIOHALCO SA                                                                                 Agenda Number:  701974493
--------------------------------------------------------------------------------------------------------------------------
        Security:  X97923100
    Meeting Type:  OGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  GRS085101004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's annual financial statements,        Mgmt          No Action
       for the FY 2008, as well as the reports of
       the Directors and the Certified Auditors on
       them

2.     Grant discharge the Directors and the Certified           Mgmt          No Action
       Auditors from all responsibility for damages,
       regarding the FY 2008

3.     Approve to decide on the manner and the date              Mgmt          No Action
       of appropriation and distribution of the profits
       of the FY 2008

4.     Appoint the Certified Auditors for the FY 2009,           Mgmt          No Action
       as well as the substitutes of them and approve
       the fix their remuneration

5.     Elect the Members of a new Board of Directors             Mgmt          No Action

6.     Appoint the Members of the inspection Committee,          Mgmt          No Action
       according to the Article 37 of L. 3693/2008

7.     Various announcements                                     Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 VITAL-NET,INC.                                                                              Agenda Number:  701799403
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9460P108
    Meeting Type:  EGM
    Meeting Date:  30-Jan-2009
          Ticker:
            ISIN:  JP3325000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Stock-Transfer In Order To Establish              Mgmt          For                            For
       a Co-Holding Company, VITAL KSK  Holdings,
       Inc., with KSK Co. Ltd.

2      Amend Articles to: Eliminate Record Date System           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VITERRA INC                                                                                 Agenda Number:  701814611
--------------------------------------------------------------------------------------------------------------------------
        Security:  92849T108
    Meeting Type:  OGM
    Meeting Date:  11-Mar-2009
          Ticker:
            ISIN:  CA92849T1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR BELOW RESOLUTIONS.
       THANK YOU.

1.1    Elect Mr. Thomas Birks as a Director                      Mgmt          For                            For

1.2    Elect Mr. Vic Bruce as a Director                         Mgmt          For                            For

1.3    Elect Mr. Thomas Chambers as a Director                   Mgmt          For                            For

1.4    Elect Mr. Dallas Howe as a Director                       Mgmt          For                            For

1.5    Elect Mr. Harold Milavsky as a Director                   Mgmt          For                            For

1.6    Elect Mr. Herb Pinder, JR. as a Director                  Mgmt          For                            For

1.7    Elect Mr. Mayo Schmidt as a Director                      Mgmt          For                            For

1.8    Elect Mr. Larry Ruud as a Director                        Mgmt          For                            For

1.9    Elect Ms. Bonnie Dupont as a Director                     Mgmt          For                            For

1.10   Elect Mr. Tim Hearn as a Director                         Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of the Corporation for the ensuing year and
       authorize the Directors to fix their remuneration

       Receive the annual report and the consolidated            Non-Voting    No vote
       financial statements of the Company for the
       YE 31 OCT 2008, together with the report of
       the Auditors thereon

       Other business                                            Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 VOCENTO, SA, MADRID                                                                         Agenda Number:  701651146
--------------------------------------------------------------------------------------------------------------------------
        Security:  E5700U100
    Meeting Type:  EGM
    Meeting Date:  29-Jul-2008
          Ticker:
            ISIN:  ES0114820113
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 JUL 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the modification of Article 7 and Article         Mgmt          For                            For
       25 of Bylaws

2.     Approve the merger by means of absorption being           Mgmt          For                            For
       Corporacion De Nuevos Medios Audiovisuales,
       Slu and the absorbed and Vocento, SA the absorber

3.     Approve the extraordinary stock dividend distribution     Mgmt          For                            For
       against reserves

4.     Approve the extraordinary cash distribution               Mgmt          For                            For
       against reserves

5.     Authorize the Board to execute agreements adopted         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VOCENTO, SA, MADRID                                                                         Agenda Number:  701861317
--------------------------------------------------------------------------------------------------------------------------
        Security:  E5700U100
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  ES0114820113
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APRIL 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and Management report,        Mgmt          Against                        Against
       and to distribute the results and of the Management
       of the Board for the year 2008

2.     Appoint the Auditor for 2009                              Mgmt          For                            For

3.     Appoint Bycomels Prensa, SA as a Board Member             Mgmt          For                            For

4.1    Approve to accept the resignation of Atlanpresse          Mgmt          For                            For
       SA

4.2    Appoint Lima SLU as a Board Member                        Mgmt          For                            For

4.3    Appoint the Gomitex Inversions, 2007, SLU as              Mgmt          For                            For
       a Board Member

4.4    Appoint Mr. Gonzalo soto Aguirre as a Board               Mgmt          For                            For
       Member

5.     Approve the application of the long term incentive        Mgmt          For                            For
       plan by Vocento, SA including delivery of a
       cash sum and a fixed amount of shares

6.     Authorize the Company to acquire own shares               Mgmt          For                            For
       with in legal limits, and authorize the Board
       to execute the present agreements

7.     Authorize the Board to inform Shareholder's               Mgmt          For                            For
       of the changes to Article 10.6, 17.1,6,18.1,18.10,19.8,
       19.8, 23.2, 28.4, 28.9, 28.10 and Article 3.8
       of the Board Member regulation as well as the
       presentation of a report on Article 116 BIS
       of the Stock Market Law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN CUT-OFF DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 VOSSLOH AG, WERDOHL                                                                         Agenda Number:  701871748
--------------------------------------------------------------------------------------------------------------------------
        Security:  D9494V101
    Meeting Type:  AGM
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  DE0007667107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 29 APR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report as well
       as the report by the Board of Managing Directors
       pursuant to sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 44,480,710.01 as follows: payment
       of a dividend of EUR 2 plus a special dividend
       of EUR 1 per no-par share EUR 4,513,918.01
       shall be carried forward ex-dividend and payable
       date: 21 MAY 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors: a) for the 2009              Mgmt          For                            For
       FY: BDO Deutsche Warentreuhand AG, ESSEN; b)
       for the abbrev. 2009 FY and the interim report:
       BDO Deutsche Warentreuhand AG, ESSEN

6.     Authorization to acquire own shares the existing          Mgmt          For                            For
       authorization to acquire own shares shall be
       revoked, the Company shall be authorized to
       acquire up to 10% of its share capital through
       the stock exchange or by way of a public repurchase
       offer to all shareholders, at prices not deviating
       more than 10% from the market price of the
       shares, on or before 19 NOV 2010, the Board
       of Managing Directors shall be authorized to
       retire the shares or dispose of the shares
       in a manner other than through the stock exchange
       or by way of a public offer to all shareholders
       at prices not materially below the market price
       of the shares, to use the shares in connection
       with mergers and acquisitions and to exclude
       shareholders subscription rights in these cases

7.     Resolution on the creation of a new authorized            Mgmt          For                            For
       capital and the correspondence amendment to
       the Articles of Association the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the Company's
       share capital by up to EUR 7,500,000 through
       the issue of bearer no-par shares against payment
       in cash and/or kind, on or before 19 MAY 2014,
       the Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to exclude shareholders subscription rights
       for residual amounts, the satisfaction of existing
       option and/or conv. rights, shares of up to
       10% of the Company's share capital against
       payment in cash at prices not materially below
       the market price of the shares and for a capital
       increase against payment in kind




--------------------------------------------------------------------------------------------------------------------------
 VT GROUP PLC                                                                                Agenda Number:  701652819
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9401M100
    Meeting Type:  AGM
    Meeting Date:  23-Jul-2008
          Ticker:
            ISIN:  GB0031729733
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       audited financial statements for the YE 31
       MAR 2008

2.     Declare a dividend                                        Mgmt          For                            For

3.     Approve the remuneration report                           Mgmt          For                            For

4.     Re-appoint Mr. P. J. Harrison as a Director               Mgmt          For                            For
       of the Company

5.     Re-appoint Mr. P.J. Mclntosh as a Director of             Mgmt          For                            For
       the Company

6.     Re-appoint Mr. I.P. Tyler as a Director of the            Mgmt          For                            For
       Company

7.     Re-appoint Mr. M.M.E. Jeffries as a Director              Mgmt          For                            For
       of the Company

8.     Re-appoint Mr. C.J. Cundy as a Director of the            Mgmt          For                            For
       Company

9.     Re-appoint KPMG Audit Plc as the Company's Auditors       Mgmt          Against                        Against
       and authorize the Directors to determine their
       remuneration

10.    Authorize the Directors of the Company, in substitution   Mgmt          For                            For
       for and to the exclusion of the existing authority,
       pursuant to and in accordance with Section
       80 of the Companies Act 1985 [the Act], to
       allot relevant securities [Section 80(2) of
       the Act] up to a maximum nominal amount of
       GBP 1,113,041; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       in 2009]; and the Directors and the Company
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Directors of the Company, in substitution   Mgmt          For                            For
       for all existing authorities, subject upon
       the passing of the Resolution 10 and pursuant
       to Section 95 of the Companies Act 1985 [the
       Act], to allot equity securities [Section 94
       of the Act] pursuant to the authority conferred
       on them under Section 80 of the Act by Resolution
       10, disapplying the statutory pre-emption rights
       [Section 89(1) of the Act], provided that this
       power is limited to the allotment of equity
       securities: a) in connection with any rights
       issue in favor of the holders of ordinary shares
       of 5p each in the Company, provided that the
       Directors of the Company may make such arrangements
       in respect of overseas holders of shares, and/or
       to deal with fractional entitlements, as they
       consider necessary or convenient; b) up to
       an aggregate nominal amount of GBP 444,347
       [2007: GBP 438,723]; and [Authority expires
       at the conclusion of the next AGM of the Company];
       and the Company and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

12.    Approve, the Rules of the VT Group 2008 Sharesave         Mgmt          For                            For
       Plan [the Sharesave Plan], as specified and
       authorize the Directors to make such modifications
       to the Sharesave Plan as they may consider
       appropriate to take account of the requirements
       of HM Revenue & Customs and for the implementations
       of the Sharesave Plan and so modified and to
       do all such other acts and things as they may
       consider appropriate to implement the Sharesave
       Plan and established further plans based on
       the Sharesave Plan but modified to take account
       of local tax, exchange control or securities
       laws in overseas territories, provided that
       any shares made available under such further
       plans are treated as counting against the limits
       on individual or overall participation in the
       Sharesave Plan

S.13   Approve, with effect from the conclusion of               Mgmt          For                            For
       the AGM, the Articles of Association of the
       Company be altered by making the amendments
       of the amended Articles of Association, as
       specified

S.14   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of up to 1,750,000 ordinary shares of 5p each,
       in the Company does not pay less than the nominal
       value for each such share and the Company does
       not pay more for each such share than an amount
       equal to the higher and up to 105% of the average
       middle market prices of an ordinary share accordingly
       to the Daily Official List of London Stock
       Exchange, over the previous 5 business days
       and the price stipulated by Articles 5(1) of
       the Buy-back and stabilization regulation 2003;
       [Authority expires at the conclusion of the
       next AGM of the Company]; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 VTECH HOLDINGS LTD                                                                          Agenda Number:  701665739
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9400S108
    Meeting Type:  AGM
    Meeting Date:  05-Sep-2008
          Ticker:
            ISIN:  BMG9400S1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 MAR 2008

2.     Declare a final dividend of US 51 cents per               Mgmt          For                            For
       share in respect of the YE 31 MAR 2008

3.A    Re-elect Mr. Michael Tien Puk Sun as a Director           Mgmt          For                            For

3.B    Re-elect Dr. Patrick Wang Shui Chung as a Director        Mgmt          For                            For

3.C    Approve to fix the remuneration of the Directors          Mgmt          For                            For
       as totaling USD 140,000 and such that each
       Director is entitled to USD 20,000 per annum
       for the year ending 31 MAR 2009 pro rata to
       their length of service during the year

4.     Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       ordinary shares of USD 0.05 each in the share
       capital of the Company on The Stock Exchange
       of Hong Kong Limited [Hong Kong Stock Exchange],
       subject to and in accordance with all applicable
       Laws and the provisions of, and in the manner
       specified in, the Rules Governing the Listing
       of Securities on the Hong Kong Stock Exchange,
       provided that the aggregate nominal amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of the AGM at which this
       resolution is passed; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company; or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable laws to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional unissued shares
       in the capital of the Company and to make or
       grant offers, agreements and/or options, including
       warrants to subscribe for shares and other
       rights of subscription for or conversion into
       shares, which might require the exercise of
       such powers, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the AGM
       of the Company at which this resolution is
       passed, pursuant to: i) a rights issue; or
       (ii) any scrip dividend scheme or similar arrangements
       implemented in accordance with the Company's
       Bye-Laws; or iii) the exercise of options granted
       under any share option scheme or similar arrangement
       adopted by the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company; or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable laws to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5, to extend the general mandate granted to
       the Directors to allot, issue and deal with
       the shares pursuant to Resolution 6, by adding
       to the aggregate nominal amount share capital
       of the Company which may be allotted or agreed
       to be conditionally or unconditionally allotted
       by the Directors pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 5, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       this resolution

8.     Approve, with respect to the Share Option Scheme          Mgmt          For                            For
       [the Share option Scheme 2001] adopted by the
       Company on 10 AUG 2001, to refresh the limit
       [the Scheme Mandate Limit] on the amount of
       the shares of USD 0.05 each in the capital
       of the Company [Shares] which may be issued
       upon the exercise of the options to be granted
       under the Share Option Scheme 2001 such that
       [i] the total number of the Shares which may
       be issued upon the exercise of all options
       to be granted under the Share Option Scheme
       2001 with the Scheme Mandate Limit as refreshed
       hereunder and under any other share option
       schemes of the Company shall not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue on the date
       of the passing of this resolution; and [ii]
       options shall be granted under the Share Option
       Scheme 2001, and the Share Option Scheme 2001
       shall operate and take effect, on the basis
       of the refreshed Scheme Mandate Limit as approved
       by this resolution; and [iii] the options previously
       granted under the Share Option Scheme 2001
       and other share options schemes of the Company
       [including any options outstanding, cancelled,
       lapsed or exercised in accordance with the
       terms of the Share Option Scheme 2001 or any
       other share option schemes of the Company]
       shall not be counted for the purpose of calculating
       the Scheme Mandate Limit as refreshed hereby;
       and authorize the Director of the Company to
       take any step as he may consider to be necessary,
       desirable or expedient in connection with the
       refreshment of the Scheme Mandate Limit and
       to grant options to subscribe for Shares up
       to the refreshed Scheme Mandate Limit under
       the Share Option Scheme 2001 and to exercise
       all powers of the Company to allot, issue and
       deal with shares of the Company pursuant to
       the exercise of such options




--------------------------------------------------------------------------------------------------------------------------
 VTECH HOLDINGS LTD                                                                          Agenda Number:  701665741
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9400S108
    Meeting Type:  SGM
    Meeting Date:  05-Sep-2008
          Ticker:
            ISIN:  BMG9400S1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the voluntary cancellation of the listing         Mgmt          For                            For
       of the ordinary shares of USD 0.05 each in
       the capital of VTech Holdings Limited [the
       'Company'] on the list maintained by the Financial
       Services Authority for the purpose of Part
       VI of The Financial Services and Markets Act
       2000 [the 'Official List'] and from trading
       on the London Stock Exchange Plc Market for
       listed securities under Rule 5.2.4 of the rules
       laid down by the UK Listing Authority relating
       to admission to the Official List pursuant
       to Section 73A(2) of The Financial Services
       and Markets Act 2000; and authorize any Director
       or the Company Secretary of the Company from
       time to time, as he considers necessary, desirable
       or expedient to give effect to the above resolution:
       to execute for and on behalf of the Company
       all documents, instruments, certificates, notices
       or agreements as may be contemplated or required
       in respect of the matters contemplated by the
       above resolution; and to do all such other
       acts, matters or things for and on behalf of
       the Company, as may seem necessary or desirable
       to perfect, give effect to or implement any
       of the said documents or the said matters




--------------------------------------------------------------------------------------------------------------------------
 WACOAL HOLDINGS CORP.                                                                       Agenda Number:  701997314
--------------------------------------------------------------------------------------------------------------------------
        Security:  J94632114
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3992400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications,
       Allow Board to Authorize Use of Free Share
       Purchase Warrants as Anti-Takeover Defense
       Measure  , Allow Use of Treasury   Shares for
       Odd-Lot Purchases

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

5      Approve Renewal of Anti-Takeover Defense Measures         Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 WALLENSTAM AB, GOTEBORG                                                                     Agenda Number:  701870772
--------------------------------------------------------------------------------------------------------------------------
        Security:  W9898E134
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2009
          Ticker:
            ISIN:  SE0000115008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 530973 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the annual meeting of shareholders             Non-Voting    No vote

2.     Election of Mr. Gunnar Larsson as the Chairman            Non-Voting    No vote
       of the AGM

3.     Drawing up and approval of the voting list                Non-Voting    No vote

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election of 1or 2 persons to verify the minutes           Non-Voting    No vote

6.     Review the procedures to establish if the general         Non-Voting    No vote
       meeting has been duly convened

7.     Statements by the Chairman of the Board of Directors      Non-Voting    No vote
       and the Managing Director

8.     Submission of the annual report and consolidated          Non-Voting    No vote
       accounts as well as the audit report relating
       to the parent Company and the Group

9.     Adopt the income statement and balance sheet              Mgmt          For                            For
       of the Parent Company and the Group

10.    Approve a dividend of SEK 3.00 per share [last            Mgmt          For                            For
       year the figure was SEK 3.00 per share] will
       be paid for the 2008 FY and a record date of
       24 APR 2009; should the AGM pass a resolution
       in accordance with the proposal, it is estimated
       that the dividend will be remitted by VPC AB
       on 29 APR 2009

11.    Grant discharge from liability of the Members             Mgmt          For                            For
       of the Board of Directors and the Managing
       Director

12.    Receive the report on the work of the Election            Mgmt          For                            For
       Committee

13.    Elect 5 Board Members and no Deputy Board Members         Mgmt          For                            For

14.    Approve the total remuneration of SEK 1,200,000           Mgmt          For                            For
       is paid to the Board of Directors [last year
       the figure was SEK 1,450,000]; of this the
       Chairman of the Board of Directors will receive
       SEK 600,000 SEK, the Vice Chairman SEK 225,000
       and the other Board Members SEK 125,000 each;
       the amounts include the remuneration for the
       committee work; the remuneration for the Auditor
       is paid in accordance with the approved invoice

15.    Re-elect Mr. Christer Villard as the Chairman             Mgmt          For                            For
       of the Board of the Director and Messrs. Anders
       Berntsson, Marie-Anne Lervik Nivert, Erik Asbrink,
       and Ulrica Messing as the Board Members

16.    Approve the resolution regarding the Election             Mgmt          Against                        Against
       Committee as specified

17.    Approve the guidelines for salaries and other             Mgmt          For                            For
       remuneration of senior executives as shown
       in the Directors' report in the annual report
       for 2008

18.    Amend the Articles of Association as specified            Mgmt          For                            For

19.    Authorize the Board of Directors, for a term              Mgmt          For                            For
       until the next AGM, to make decisions, on one
       or several occasions, to acquire own series
       B shares on the OMX Nordic Exchange up to a
       number which does not at any time exceed 10%
       of the total number of shares in the Company;
       the acquisition shall be made at a price within
       the registered price range at any time, i.e.
       the range between the highest bid and the lowest
       offer rate, the objective of the authorization
       to acquire own shares is to give the Board
       of Directors freedom to take action to adjust
       the Company's capital structure and create
       value for the Company's shareholders

20.    Authorize the Board of Directors, for a term              Mgmt          For                            For
       until the next annual meeting of shareholders,
       at the latest, to make decisions, on one or
       several occasions, to transfer own shares:
       the Board shall have the right to make decisions
       regarding the transfer of own shares, with
       or without right of preference for the shareholders,
       in another way than on the OMX Nordic Exchange;
       transfer may be made against cash payment,
       against payment in another property than cash
       or through set-off of a liability due to the
       Company's transfer against a claim on the Company;
       the Board of Directors' decision regarding
       transfer shall be carried out within the period
       that the Board decides; a transfer may not
       exceed the number of own shares held by the
       Company at the time of transfer

21.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WANT WANT CHINA HLDGS LTD                                                                   Agenda Number:  701854223
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9431R103
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  KYG9431R1039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditor for the YE
       31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.a    Re-elect Mr. Liao Ching-Tsun as a Director of             Mgmt          Against                        Against
       the Company

3.b    Re-elect Mr. Maki Haruo as a Director of the              Mgmt          Against                        Against
       Company

3.c    Re-elect Mr. Tomita Mamoru as a Director of               Mgmt          Against                        Against
       the Company

3.d    Re-elect Dr. Pei Kerwei as a Director of the              Mgmt          For                            For
       Company

3.e    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration of all the Directors
       of the Company

4.     Re-appoint PricewaterhouseCoopers as the Company's        Mgmt          For                            For
       Auditor and authorize the Board to fix their
       remuneration for the YE 31 DEC 2009

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of USD 0.02 each in the capital of the
       Company ["Shares"] during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [ the Stock Exchange] or on any other stock
       exchange on which the securities of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purposes, subject to
       and in accordance with all applicable Laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company; [Authority expires the earlier of
       the conclusion of the AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company is required by its
       Articles of Association or by any applicable
       law(s)]

6.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding the aggregate of 20% of the aggregate
       nominal amount of the share capital of the
       Company; plus, otherwise than pursuant to i)
       a rights issue; or ii) any option scheme or
       similar arrangement; or iii) any scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by any applicable law(s)]

7.     Approve, subject to the passing of Resolutions            Mgmt          For                            For
       5 and 6, the general mandate referred to in
       Resolution 6, by the addition to the aggregate
       nominal amount of the share capital of the
       Company which may be allotted or agreed to
       be allotted by the Directors of the Company
       pursuant to such general mandate an amount
       representing the aggregate nominal amount of
       Shares repurchased by the Company pursuant
       to the general mandate referred to in Resolution
       5 above provided that such amount shall not
       exceed 10% of the existing issued share capital
       of the Company at the date of passing this
       Resolution 7

8.     Approve the Resolution 9 being passed, the Company        Mgmt          For                            For
       may send or supply Corporate Communications
       [as defined below] to its shareholders [in
       relation to whom the conditions set out below
       are met] by making such Corporate Communications
       available on the company's own website and
       the website of the HK Stock Exchange or in
       printed forms [in English only, in Chinese
       only or in both English and Chinese], and authorize
       the Directors for and on behalf of Company
       to sign all such documents and/or do all such
       things and Acts as he/she may consider necessary
       or expedient and in the interests of the Company
       for the purpose of effecting or otherwise in
       connection with the Company's proposed communication
       with its shareholders share holders through
       the Company's website and the website of the
       Hong Kong Stock Exchange or in printed forms.
       the supply of corporate communications by making
       such Corporate Communications available on
       the Company's own website and the website of
       the Hong Kong Stock Exchange is subject to
       the fulfillment of the following conditions:
       i) each shareholder of the Company has been
       asked individually by the Company to agree
       that the Company may send or supply Corporate
       Communications generally, or the Corporate
       Communication in question, to him by means
       of the Company's own website; and ii) the Company
       has not received a response indicating objection
       from such shareholder within a period of 28
       days starting from the date on which the Company's
       request was sent b) for the purpose of this
       Resolution 8: "Corporate Communication[s]"
       means any document issued or to be issued by
       the Company for the information or action of
       the shareholders as defined in Rule 1.01 of
       the Hong Kong Listing Rules, including but
       not Limited to, i) the Directors' report, its
       annual accounts together with a copy of the
       Auditor's report and, where applicable, its
       summary financial report; ii) the interim report
       and, where applicable, its summary interim
       report; iii) a notice of meeting; iv) a listing
       document; v) a circular; and vi) a proxy form."

S.9    Amend the Articles 2, 2, 2A, 23, 37, 53, 80,              Mgmt          For                            For
       209, 211 of Articles of Association of the
       Company

S.10   Amend Memorandum and Articles of Association              Mgmt          For                            For
       of the Company, consolidating all the proposed
       referred to in Resolution 9 and all previous
       amendments made in compliance with the applicable
       Laws, a copy of which has been produced to
       this meeting and marked "A" and initialed by
       the Chairman of this meeting for the purpose
       of identification, be and are hereby adopted
       with immediate effect in replacement of the
       existing Memorandum and Articles of Association
       of the Company"

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WARNER ESTATE HOLDINGS PLC REIT, LONDON                                                     Agenda Number:  701672455
--------------------------------------------------------------------------------------------------------------------------
        Security:  G94465104
    Meeting Type:  AGM
    Meeting Date:  10-Sep-2008
          Ticker:
            ISIN:  GB0009406561
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       Auditors and the accounts for the YE 31 MAR
       2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2008

3.     Declare a final dividend on the issued ordinary           Mgmt          For                            For
       shares of 11.25p per share in respect of the
       YE 31 MAR 2008 and be paid on 19 SEP 2008 to
       shareholders on the register at the close of
       business on 22 AUG 2008

4.     Re-elect Mr. P. C. T. Warner as a Director of             Mgmt          For                            For
       the Company

5.     Re-elect Mr. J.R. Avery as a Director of the              Mgmt          For                            For
       Company

6.     Re-elect Mr. W.R. Broderick as a Director of              Mgmt          For                            For
       the Company

7.     Re-elect Mr. G.A. Cooke as a Director of the              Mgmt          For                            For
       Company

8.     Re-elect Mr. R.H. Warner as a Director of the             Mgmt          For                            For
       Company

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office from
       the conclusion of this meeting until the conclusion
       of the next general meeting at which accounts
       are laid before the Company and authorize the
       Directors to fix their remuneration

10.    Authorize the Directors of the Company, exercise          Mgmt          For                            For
       the power conferred upon them by Article 130
       of the Company's Articles of the Association
       [as from time to time varied] so that, to the
       extent and in the manner determined by the
       Directors permitted by Article 130, the holders
       of ordinary shares may elect to receive new
       ordinary shares credited as fully paid,instead
       by cash in respect of the whole or part of
       any future dividend [including any interim
       dividend] paid by the Directors or declared
       by the Company in general meeting [as the case
       may be] in respect of any financial period
       of the Company ending prior to the date of
       the AGM of the Company to be held in 2013 to
       the extent that the Directors decide, at their
       discretion, to offer a scrip dividend alternative
       in respect of such dividend; and ii) capitalize
       and amount equal to the nominal value of the
       new ordinary shares of the Company to be allotted
       pursuant to any elections made as aforesaid
       out of the amount standing to the credit of
       reserves [including a share premium account,
       capital redemption reserve and profit and loss
       account], as the Directors may determine, to
       apply such sum in paying up such ordinary shares
       in the Company in full and to allot such ordinary
       shares to the shareholders of the Company validity
       making such elections in accordance with their
       respective entitlement

11.    Approve to increase the authorize the share               Mgmt          For                            For
       capital of the Company from GBP 3,000,000 to
       GBP 4,000,000 by the creation of 20,000,000
       ordinary shares of 5p each ranking pari passu
       in all respects with the existing ordinary
       shares of the 5p each in the capital of the
       Company

S.12   Authorize the Company to purchases on the London          Mgmt          For                            For
       Stock Exchange [by the way of market purchases
       as defined in Section 163(3) of the Companies
       Act 1985] not more than 8,420,12 ordinary shares
       of 5p each in the capital of the Company, at
       a price not exceeding 5% above the average
       middle market quotations for an ordinary shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days, nor less than 5p per share; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or15 months]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.13   Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985 [the Act],
       to exercise the all or any of the powers of
       the Company to allot relevant securities [Section
       80(2) of the Act] up to an aggregate nominal
       amount of GBP 191,456.75; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 15 months]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 13 above, and pursuant to Section
       95 of the Companies Act 1985 [the Act], to
       allot equity securities [Section 94(2) of the
       Act] of the Company for cash pursuant to the
       authority conferred by Resolution 13, disapplying
       the statutory pre-emption rights [Section 89(1)
       of the Act], provided that this power is limited
       to the allotment of equity securities: a) in
       connection with a rights issue or other offer
       of equity securities to holders of equity securities
       in proportion [as nearly as may be] to their
       then holdings subject only to the Directors
       having to right to make such exclusions or
       arrangements in connection with such offer
       as they deem necessary or expedient; i) to
       deal with equity securities representing fractional
       entitlement and ii) to de deal with legal or
       practical problems arising in any overseas
       territory or the requirements of any recognized
       regulatory body or any stock exchange or any
       other matter whatsoever and; b) up to an aggregate
       nominal amount of GBP 140,427.16; and the power
       conferred by this Resolution 14 shall also
       apply to a sale of treasury shares, which is
       an allotment of equity securities by virtue
       of Section 94[3A] of the Act, but with the
       omission of the words pursuant to the authority
       conferred by the said resolution 13; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 15 months]; and
       the Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.15   Adopt, the new Articles of the in the form produced       Mgmt          For                            For
       to the meeting and intialled by the Chairman
       of the meeting for the purpose of identification,
       the Articles of Association of the Company
       in substitution for, and to the exclusion f
       the existing Article of Association, with effect
       from 01 OCT 2008, or any later date on which
       Section 175 of the Companies Act 2006 comes
       into effect




--------------------------------------------------------------------------------------------------------------------------
 WAVIN N.V., ZWOLLE                                                                          Agenda Number:  701888236
--------------------------------------------------------------------------------------------------------------------------
        Security:  N9438C101
    Meeting Type:  OGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  NL0000290856
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH THIS MEETING.  THANK YOU.

1.     Opening of the general meeting                            Non-Voting    No vote

2.     Approve the report of the managing Board on               Non-Voting    No vote
       the FY 2008

3.     Approve the annual accounts on the FY 2008                Mgmt          For                            For

4.     Approve to declare a dividend over the FY 2008            Mgmt          For                            For
       of EUR 0.16 gross per share, from which EUR
       0.12 per share has already been paid as interim
       dividend; remains a final dividend of EUR 0.04
       per share, which can be taken up at the choice
       of shareholders entirely in cash or in new
       shares of the Company

5.     Grant discharge the Managing Board in respect             Mgmt          For                            For
       of the duties performed during the past FY

6.     Grant discharge the Supervisory Board in respect          Mgmt          For                            For
       of the duties performed during the past FY

7.     Re-appoint B.G. Hill as the Member of the Supervisory     Mgmt          For                            For
       Board where all details as laid down in Article
       2:158 Paragraph 5, Section 2: 142 Paragraph
       3 of the Dutch Civil Code are available for
       the general meeting of shareholders

8.     Approve to assigns KPMG accountants NV as the             Mgmt          Against                        Against
       Auditors responsible for auditing the financial
       accounts for the year 2009

9.A    Amend the Articles of Association in respect              Mgmt          For                            For
       of the following subjects: adjustments to recent
       and expected changes in Dutch Governance Law

9.B    Amend the Articles of Association in respect              Mgmt          For                            For
       of the following subjects: reduction of the
       nominal value of the shares to EUR 0.05 without
       repayment and add t he capital reduction to
       the share premium reserve

10.    Authorize the Managing Board to acquire its               Mgmt          For                            For
       own shares for valuable consideration, up to
       a maximum number which, at the time of acquisition,
       the Company is permitted to acquire pursuant
       to the provisions of section 98, subsection
       2, of book 2 of the Netherlands civil code;
       such acquisition may be effected by means of
       any type of contract, including stock exchange
       transactions and private transactions; the
       price must lie between the nominal value of
       the shares an d an amount equal to 110% of
       the market price; by market price is understood
       the average of the highest prices reached by
       the shares on each of the 5 stock exchange
       business days preceding the date of acquisition,
       as evidenced by the official price list of
       Euronext Amste Rdam NV; the authorization will
       be valid for a period of 18 months, commencing
       on 22 APR 2009

11.A   Approve that, the Supervisory Board be designated         Mgmt          For                            For
       for a period of 18 months as the body which
       is authorized to resolve to issue shares up
       to a number of shares not exceeding 10% of
       the number of issued shares in the capital
       of the Company with an additional 10% in case
       of a merger or acquisition

11.B   Authorize the Managing Board, under approval              Mgmt          For                            For
       of the Supervisory Board as the sole body to
       limit or exclude the preemptive right on new
       issued shares in the Company

12.    Any other business                                        Non-Voting    No vote

13.    Closing of the general meeting                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WEIR GROUP PLC, GLASGOW                                                                     Agenda Number:  701886662
--------------------------------------------------------------------------------------------------------------------------
        Security:  G95248137
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  GB0009465807
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report and financial statements     Mgmt          For                            For

2.     Approve final dividend of 13.85 pence per ordinary        Mgmt          For                            For
       share

3.     Approve the Remuneration Committee Report                 Mgmt          For                            For

4.     Elect Mr. John Mogford as a Director                      Mgmt          For                            For

5.     Elect Mr. Richard Menell as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Michael Dearden as a Director                Mgmt          For                            For

7.     Re-elect Mr. Lord Robertson as a Director                 Mgmt          For                            For

8.     Re-elect Professor Ian Percy as a Director                Mgmt          For                            For

9.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For

10.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

11.    Grant authority to issue of equity  or equity-linked      Mgmt          For                            For
       securities with  pre-emptive rights up to aggregate
       nominal amount of GBP 8,750,000

S.12   Grant authority to issue of equity  or equity-linked      Mgmt          For                            For
       securities  without pre-emptive rights up to
       aggregate nominal amount of GBP 1,310,000

S.13   Grant authority up to GBP 2,620,000 for market            Mgmt          For                            For
       purchase

S.14   Grant authority for the general meetings, other           Mgmt          Against                        Against
       than the Company's AGM, may be called on 14
       clear days' notice




--------------------------------------------------------------------------------------------------------------------------
 WEST AUSTRALIAN NEWSPAPERS HOLDINGS LTD                                                     Agenda Number:  701728428
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q9594W120
    Meeting Type:  AGM
    Meeting Date:  05-Nov-2008
          Ticker:
            ISIN:  AU000000WAN0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and reports              Non-Voting    No vote
       of the Directors for the YE 30 JUN 2008, together
       with the Directors' and the Auditors' report
       for that period

2.     Re-elect Mr. Douglas Ronald Flynn as a Director,          Mgmt          For                            For
       who retires in accordance with the Company's
       Constitution

3.     Re-elect Mr. Kerry Matthew Stokes AC as a Director,       Mgmt          Against                        Against
       who retires in accordance with the Company's
       Constitution

4.     Re-elect Mr. Peter Joshua Thomas Gammell as               Mgmt          Against                        Against
       a Director, who retires in accordance with
       the Company's Constitution

5.     Adopt the remuneration report for the year ending         Mgmt          For                            For
       30 JUN 2008

S.6    Amend the Company's Constitution by re-inserting          Mgmt          For                            For
       the provisions of Rule 6 [Plebiscite to approve
       proportional takeover Schemes] which provisions
       ceased to apply on 06 OCT 2008 [being 3 years
       after the date on which they were last renewed
       by shareholders]

7.     Approve, for all purposes including ASX Listing           Mgmt          For                            For
       Rule 10.17 and Rule 8.3 of the Company's Constitution,
       the total aggregate amount available to the
       Non-Executive Directors for their services
       each year be increased from AUD 850,000 to
       AUD 1,200,000

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WEST FRASER TIMBER LTD                                                                      Agenda Number:  701878297
--------------------------------------------------------------------------------------------------------------------------
        Security:  952845105
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  CA9528451052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION
       NUMBERS 1.1 TO 1.9 AND 2. THANK YOU.

       To receive the consolidated financial statements          Non-Voting    No vote
       of the Company for its FYE 31 DEC 2008, together
       with the Auditor's report on them

1.1    Elect Mr. Henry H. Ketcham as a Director of               Mgmt          For                            For
       the Company to hold office until the close
       of the next AGM

1.2    Elect Mr. Clark S. Binkley as a Director of               Mgmt          For                            For
       the Company to hold office until the close
       of the next AGM

1.3    Elect Mr. J. Duncan Gibson as a Director of               Mgmt          For                            For
       the Company to hold office until the close
       of the next AGM

1.4    Elect Mr. William H. Ketcham as a Director of             Mgmt          For                            For
       the Company to hold office until the close
       of the next AGM

1.5    Elect Mr. William P. Ketcham as a Director of             Mgmt          For                            For
       the Company to hold office until the close
       of the next AGM

1.6    Elect Mr. Harald H. Ludwig as a Director of               Mgmt          For                            For
       the Company to hold office until the close
       of the next AGM

1.7    Elect Mr. Brian F. Macneill as a Director of              Mgmt          For                            For
       the Company to hold office until the close
       of the next AGM

1.8    Elect Mr. Robert L. Phillips as a Director of             Mgmt          For                            For
       the Company to hold office until the close
       of the next AGM

1.9    Elect Ms. Janice G. Rennie as a Director of               Mgmt          For                            For
       the Company to hold office until the close
       of the next AGM

2.     Appoint PricewaterhouseCoopers LLP, Chartered             Mgmt          For                            For
       Accountants as the Auditor of the Company to
       serve until the close of the next AGM and authorize
       the Directors to fix the Auditors remuneration

3.     To consider any amendment to or variation of              Non-Voting    No vote
       any matter identified in this notice

4.     Transact such other matters                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WH SMITH PLC, SWINDON WILTSHIRE                                                             Agenda Number:  701768282
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8927V149
    Meeting Type:  AGM
    Meeting Date:  26-Jan-2009
          Ticker:
            ISIN:  GB00B2PDGW16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and Auditors for the YE 31 AUG 2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 AUG 2008

3.     Declare a final dividend of 9.7p per share recommended    Mgmt          For                            For
       by the Directors on the ordinary shares

4.     Re-elect Mr. Robert Walker as a Director of               Mgmt          For                            For
       the Company

5.     Re-elect Mr. Luke Mayhew as a Director of the             Mgmt          For                            For
       Company

6.     Re-elect Mr. John Barton as a Director of the             Mgmt          For                            For
       Company

7.     Elect Mr. Drummond Hall as a Director of the              Mgmt          For                            For
       Company

8.     Elect Mr. Robert Moorhead as a Director of the            Mgmt          For                            For
       Company

9.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       until the conclusion of the next AGM at which
       accounts are laid before the Company

10.    Authorize the Board to determine the Auditors'            Mgmt          For                            For
       remuneration

11.    Authorize the Company and all companies that              Mgmt          For                            For
       are subsidiaries of the Company at any time
       during the period for which this resolution
       has effect to: [a] make political donations
       to political parties or independent election
       candidates not exceeding GBP 100,000 in total;
       [b] make political donations to political organizations
       other than political parties not exceeding
       GBP 100,000 in total; and [c] incur political
       expenditure not exceeding GBP 100,000 in total,
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or on 28 FEB
       2010], for the purpose of this resolution the
       terms 'political donations', 'political parties',
       'independent election candidates', 'political
       organizations' and 'political expenditure'
       have the meanings as specified in Sections
       363 to 365 of the Companies Act 2006

12.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of the Companies Act 1985, to allot relevant
       securities [as defined in Section 80[2] of
       the Companies Act 1985] up to an aggregate
       nominal value of GBP 11,433,752; [authority
       expire at the earlier of the conclusion of
       the next AGM of the Company or on 28 FEB 2010];
       save that the Company may before such expiry
       make an offer or agreement which would or might
       require relevant securities to be allotted
       after such expiry and the Directors may allot
       relevant securities in pursuance of such offer
       or agreement as if the authority conferred
       hereby had not expired; and all previous unutilized
       authorities under Section 80 of the Companies
       Act 1985 shall cease to have effect

S.13   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 12 as specified and pursuant
       to Section 95[2] of the Companies Act 1985,
       to allot equity securities [as defined in Section
       94[2] of the Companies Act 1985] for cash pursuant
       to the authority conferred by Resolution 12;
       and to allot equity securities [as defined
       in Section 94[3A] of the Companies Act 1985],
       in either case as if Section 89[1] of the Companies
       Act 1985 did not apply to the allotment but
       this power shall be limited to: [A] the allotment
       of equity securities in connection with a rights
       issue in favour of ordinary shareholders where
       the equity securities are offered to the ordinary
       shareholders in the proportions [as nearly
       as may be practicable] in which they hold ordinary
       shares but subject to such exclusions or other
       arrangements as the Directors may deem necessary
       or expedient in relation to fractional entitlements
       or any legal or practical problems arising
       under the laws in any territory or requirements
       of any relevant regulatory body or any stock
       exchange; and [B] the allotment of equity securities
       otherwise than pursuant to paragraph [A] up
       to an aggregate nominal value of GBP 1,732,387;
       and [authority expire at the earlier of the
       conclusion of the next AGM of the Company or
       on 28 FEB 2010]; save that the Company may
       before such expiry make an offer or agreement
       which would or might require equity securities
       to be allotted after such expiry and the directors
       may allot such equity securities in pursuance
       of such offer or agreement as if the power
       hereby conferred had not expired; and all previous
       authorities under Section 95 of the Companies
       Act 1985 shall cease to have effect

S.14   Authorize the Company, pursuant to Section 166            Mgmt          For                            For
       of the Companies Act 1985, to make market purchases
       [as defined in Section 163[3] of the Companies
       Act 1985] of any of its own ordinary shares
       in such manner and on such terms as the Directors
       may from time to time determine provided that:
       the maximum aggregate number of ordinary shares
       authorized to be purchased is 23,135,555; the
       minimum price which may be paid for each ordinary
       share is 22 6/67p [exclusive of all expenses];
       the maximum price which may be paid for each
       ordinary share is an amount [exclusive of all
       expenses] equal to the higher of: i] 105 %
       of the average of the middle market quotations
       for an ordinary share as derived from the London
       Stock Exchange Daily Official List for the
       5 business days immediately preceding the day
       on which the ordinary share is purchased; and
       ii] the price stipulated by Article 5[1] of
       the Buy-back and Stabilization Regulation 2003;
       [authority expire at the earlier of the conclusion
       of the next AGM of the Company or on 28 FEB
       2010], save that the Company shall be entitled
       under such authority to make at any time before
       such expiry any contract to purchase its own
       shares which will or might be executed wholly
       or partly after such expiry and make a purchase
       of shares in pursuance of any such contract
       or contracts; and all existing authorities
       for the Company to make market purchases of
       ordinary shares are revoked, except in relation
       to the purchase of shares under a contract
       or contracts concluded before the date of this
       resolution and which has not been executed

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WILH.WILHELMSEN LTD ASA, LYSAKER                                                            Agenda Number:  701757215
--------------------------------------------------------------------------------------------------------------------------
        Security:  R98978100
    Meeting Type:  EGM
    Meeting Date:  20-Nov-2008
          Ticker:
            ISIN:  NO0003471401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Adopt the summons and the agenda to the EGM               Mgmt          For                            For

2.     Elect a person to co-sign the minutes from the            Mgmt          For                            For
       EGM

3.     Approve an extraordinary distribution of dividend         Mgmt          For                            For
       of NOK 1.50 per share




--------------------------------------------------------------------------------------------------------------------------
 WILLIAM DEMANT HOLDING                                                                      Agenda Number:  701839803
--------------------------------------------------------------------------------------------------------------------------
        Security:  K9898W129
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  DK0010268440
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report of the Directors' on the               Mgmt          For                            For
       Company's activities during the past FY

2.     Receive and adopt the audited annual report,              Mgmt          For                            For
       including the consolidated financial statements

3.     Approve to transfer the profit of DKK 970 million         Mgmt          For                            For
       to the Company's reserves to the effect that
       no dividend will be paid

4.     Re-elect Mr. Lars Norby Johansen, Mr. Peter               Mgmt          For                            For
       Foss and Mr. Niels B. Christiansen as the Directors;
       and elect Mr. Thomas Hofman-Bang as a new Director

5.     Re-elect Deloitte Statsautoriseret Revisionsaktieselskab  Mgmt          For                            For
       as the Auditor

6.a    Amend the Articles of Association allowing the            Mgmt          For                            For
       Company to communicate electronically with
       its shareholders; and approve that the requirement
       to give notice of general meetings in nationwide
       daily papers be removed; the amendments will
       imply that Article 7.4 of the Articles of Association
       will be amended and that a new Article 15 on
       electronic communication will be inserted

6.b    Approve that Article 9.5 of the Articles of               Mgmt          For                            For
       Association relating to proxies at general
       meetings be clarified to reflect the Danish
       Public Companies Act

6.c    Authorize the Board of Directors, until the               Mgmt          For                            For
       next AGM, to arrange for the Company to purchase
       own shares of a nominal value of up to 10%
       of the share capital; the purchase price for
       the shares shall not differ by more than 10%
       from the price quoted on Nasdaq OMX Copenhagen
       A/S at the time of the acquisition

6.d    Authorize the Chairman of the General Meeting             Mgmt          For                            For
       to make such additions, alterations or amendments
       to or in the resolutions passed by the general
       meeting and the application for registration
       thereof to the Danish Commerce and Companies
       Agency [Erhvervs- Og Selskabsstyrelsen] as
       the Agency may require for registration

7.     Any other business                                        Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL TEXT IN RESOLUTION 6A. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 WINCANTON PLC                                                                               Agenda Number:  701649470
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9688X100
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2008
          Ticker:
            ISIN:  GB0030329360
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual accounts of the              Mgmt          For                            For
       Company, the Directors' report and the Auditors'
       report on the annual accounts for the YE 31
       MAR 2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2008

3.     Approve the final dividend of the Company recommended     Mgmt          For                            For
       by the Directors for the YE 31 MAR 2008 of
       10.31p per ordinary share

4.     Re-elect Mr. David Edmonds as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Articles of Association

5.     Re-elect Mr. Gerard Connell as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Articles of Association

6.     Elect Mr. Neil England as a Director of the               Mgmt          For                            For
       Company

7.     Appoint KPMG Audit Plc as the Auditors to hold            Mgmt          For                            For
       office until the conclusion of the next general
       meeting at which accounts are laid before the
       Company

8.     Authorize the Audit Committee to fix the remuneration     Mgmt          For                            For
       of the Auditors

9.     Authorize the Company and its subsidiaries to             Mgmt          For                            For
       make donations to Political Organizations and
       to incur Political Expenditure up to an aggregate
       nominal amount not exceeding of GBP 50,000,
       during the period ending on the date of the
       Company's AGM in 2009, for the purposes of
       this resolution the expressions Donations,
       Political Organizations and Political Expenditure
       have the meaning specified in Part 14 of the
       Companies Act 2006

10.    Approve to renew the authority and power conferred        Mgmt          For                            For
       on the Directors by Paragraph 9.2 of Article
       9 of the Company's Articles of Association
       [Authority expires the earlier for the period
       ending on the date of the AGM of the Company
       in 2009 or on 30 SEP 2009] and that for such
       period the Section 80 amount shall be GBP 4,044,675

S.11   Approve to renew that the authority and power             Mgmt          For                            For
       conferred on the Directors by Paragraph 9.2
       of Article 9 of the Company's Articles of Association;
       [Authority expires the earlier for the period
       ending on the date of the AGM of the Company
       in 2009 or on 30 SEP 2009] and that for such
       period the Section 89 amount shall be GBP 606,701

S.12   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163 of the Companies Act
       1985] of up to 12,134,026 ordinary shares,
       at a minimum price of GBP 0.10 and up to 105%
       of the average middle market quotations for
       such shares derived from the London Stock Exchange
       Daily Official List, for the 5 business days
       immediately preceding the day; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company in 2009 or 30 SEP 2009]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.13   Authorize the Company, subject to in accordance           Mgmt          For                            For
       with the provisions of the Companies Act 2006
       to send convey or supply all types of notices
       documents or information to the shareholders
       by means of electronic equipment for the processing
       [including digital compressions], storage and
       transmission of data, employing wires, radio
       optical technologies, or any other electromagnetic
       means including by making such notices, documents
       or information

S.14   Adopt the New Articles of Association, with               Mgmt          For                            For
       effect from the end of this AGM or any adjournment
       thereof, the Article of Association produced
       to the meeting, as specified in substitution
       for and to the exclusion of the existing Articles
       of Association and with effect from 00:01 on
       01 OCT 2008 or any later date on which Section
       175 of the Companies Act 2006, comes into effect;
       authorize the Directors for the purposes of
       Section 175 of the Companies Act 2006 in the
       Articles of Association of the Company to certain
       conflicts of interest as specified in that
       Section and amend the Articles 96, 96A, 97,
       97A and 98 of Association of the Company produced
       to this meeting, as specified




--------------------------------------------------------------------------------------------------------------------------
 WINCOR NIXDORF AG                                                                           Agenda Number:  701784541
--------------------------------------------------------------------------------------------------------------------------
        Security:  D9695J105
    Meeting Type:  AGM
    Meeting Date:  19-Jan-2009
          Ticker:
            ISIN:  DE000A0CAYB2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 29 DEC 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007/2008 FY; with the
       report of the Supervisory Board, the Group
       financial statements and Group annual report
       as well as the report by the Board of Managing
       Directors pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 151,753,220.33 as follows: Payment
       of a dividend of EUR 2.13 per no-par share
       EUR 84,308,883 shall be carried for ward Ex-dividend
       and payable date: 20 JAN 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the FY 2008/2009:             Mgmt          For                            For
       KPMG AG, Bielefeld

6.     Elections to the Supervisory Board: Messrs.               Mgmt          For                            For
       Hero Brahms, Walter Gunz, and Achim Bachem

7.     Renewal of authorized capital [authorized capital         Mgmt          For                            For
       I 2009 and authorized capital II 2009] and
       the correspond amendment to the Articles of
       Association a) authorized capital I 2009 and
       the correspond amendment to Section 4(5) of
       the Articles of Association the Board of Managing
       Director's shall be authorized, with the consent
       of the Supervisory Board, to increase the share
       capital by up to EUR 3,308,498 through the
       issue of new bearer no-par shares against payment
       in cash, on or before 18 JAN 2014 [authorized
       capital I 2009] shareholders shall be granted
       subscription rights; the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to exclude shareholders
       subscription rights for residual amounts, for
       up to 10% of the Company's share capital if
       the issue price is not materially below the
       market price and if the new shares do not exceed
       20% of the Company's share capital; the Supervisory
       Board shall be authorized to amend the Articles
       of Association in accordance with the implementation
       of the authorized capital I 2009; b) authorized
       capital II 2009 and the correspond amendment
       to Section 4(6) of the Articles of Association
       the Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the share capita l by up to EUR
       13,233,996 through t he issue of new bearer
       no-par share s against payment in cash and/or
       kind, on or before January 18, 2014 [authorized
       capital II 2009] Shareholders shall be granted
       subscription rights; the Board of MDs shall
       be authorized, with the consent of the Supervisory
       Board, to exclude shareholders; subscription
       rights for residual amounts, for up to 20%
       of the Company's share capital against payment
       in kind in connection with acquisitions and
       mergers; the Supervisory Board shall be authorized
       to amend the Articles of Association in accordance
       with the implementation of the authorized capital
       II 2009

8.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares and on their appropriation pursuant
       to Section 71(1)8 of the German Stock Corporation
       Act a) the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       on or before 19 JUL 2010; the shares shall
       be acquired through the stock exchange or by
       way of a public repurchase offer to all shareholders;
       the shares may be acquired by the Company's
       affiliates or by third parties if the counter
       value of the shares paid by the Company does
       not deviate more than 10% from the market price
       of the shares; b) the Board of Managing Directors
       shall be authorized to use the shares for all
       legally admissible purposes and especially
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price provided
       that the volume of share s disposed of in this
       manner does not exceed 10% of the Company's
       share capital; c) the Board of Managing Directors
       shall be authorized to use the shares in connection
       with acquisitions and mergers; d) the Board
       of Managing Directors shall be authorized to
       use the acquired shares for satisfying option
       rights held by Members of the Board of Managing
       Directors and by other Executives and Employees
       of the Company and/or its affiliates; the Supervisory
       Board shall take on sole responsibility for
       the allocation of shares if Members of the
       Board of Managing Directors are affected; e)
       the Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to use the acquired share s in order to satisfy
       conversion rights; f) the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to retire the shares

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 WING HANG BANK LTD                                                                          Agenda Number:  701876560
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9588K109
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  HK0302001547
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL THE
       RESOLUTIONS. THANK YOU.

1.     Adopt the audited financial statements and report         Mgmt          For                            For
       of the Directors and the Independent Auditor's
       for the YE 31 DEC 2008

2.     Declare a final dividend of HKD 0.10 per share            Mgmt          For                            For
       for the YE 31 DEC 2008

3.A    Re-elect Mr. Fung Yuk Sing Michael as a Director          Mgmt          For                            For

3.B    Re-elect Mr. Ho Chi Wai Louis as a Director               Mgmt          For                            For

3.C    Re-elect Mr. Lau Hon Chuen Ambrose as a Director          Mgmt          For                            For

3.D    Re-elect Mr. Brian Gerard Rogan as a Director             Mgmt          For                            For

3.E    Re-elect Mr. Christopher Robert Sturdy as a               Mgmt          For                            For
       Director

4.     Authorize the Board of Directors to fix Directors'        Mgmt          For                            For
       fee

5.     Re-appoint KPMG as the Auditors of the Bank               Mgmt          For                            For
       and authorize the Directors to fix their remuneration

6.     Adopt, with effect from the close of business             Mgmt          For                            For
       of the day on which this resolution is passed,
       the rules of the renewed employee incentive
       plan [the Plan], as specified and authorize
       the Directors of the Bank to take all steps
       that may be necessary, desirable or expedient
       to carry into effect the Plan and allot and
       issue up to 500,000 shares in the capital of
       the Bank to executive Directors under the Plan
       at an acquisition price of HKD 1.00 per share

7.     Authorize the Directors of the Bank, conditional          Mgmt          For                            For
       on the passing of Resolution 6, to allot and
       issue up to 1,000,000 shares in the capital
       of the Bank less the number of shares issued
       under Resolution 6, to employees under the
       Plan at an acquisition price of HKD 1.00 per
       share

8.     Authorize the Directors, during the relevant              Mgmt          For                            For
       period to allot, issue and deal with additional
       shares in the capital of the Bank or grant
       any offers, agreements or options which might
       require securities to be issued, allotted or
       disposed of subject to the restriction that
       the aggregate number of share capital allotted,
       other than for allotment under any Share Option
       Schemes or Employee Incentive Plan for the
       time being adopted for the grant or issue to
       the Employees of the Bank and its subsidiaries
       of shares of the Bank, and any scrip dividend
       or similar arrangement in accordance with the
       Article of Association of the Bank, not exceeding
       the 20% of the issued share capital of the
       Bank at the date of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Bank or the expiration of the
       period within which the next AGM of the Bank
       is required By law to be held]

9.     Authorize the Directors of the Bank during the            Mgmt          For                            For
       relevant period [as specified in Resolution
       8] to repurchase shares in the capital of the
       Bank, and the aggregate number of shares of
       the Bank which may be purchased by the Bank
       on The Stock Exchange of Hong Kong Limited
       under the Hong Kong Code on share repurchases
       pursuant to this resolution not exceeding 10%
       of the issued share capital of the Bank at
       the date of this resolution, and the said approval
       shall be limited accordingly

10.    Approve to extent, conditional on the passing             Mgmt          For                            For
       of Resolutions 8 and 9 the general mandate
       granted to the Directors to allot shares pursuant
       to the Resolution 8, by the addition to the
       aggregate number of shares which may be allotted
       or agreed to be allotted by the Directors pursuant
       to such general mandate an amount representing
       the aggregate number of shares repurchased
       by the Bank under the authority granted pursuant
       to the Resolution 9

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WING TAI HOLDINGS LTD                                                                       Agenda Number:  701725939
--------------------------------------------------------------------------------------------------------------------------
        Security:  V97973107
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  SG1K66001688
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the FYE 30 JUN 2008 and the reports of
       the Directors and Auditors thereon

2.     Declare a first and final tax-exempt [1-tier]             Mgmt          For                            For
       dividend of 3 cents per share and a special
       tax-exempt [1-tier] dividend of 3 cents per
       share for the FYE 30 JUN 2008

3.     Approve the Directors' fees of SGD 387,000 for            Mgmt          For                            For
       the FYE 30 JUN 2008 [2007: SGD 321,258]

4.     Re-elect Mr. Edmund Cheng Wai Wing as a Director,         Mgmt          For                            For
       who is retiring under Article 107 of the Company's
       Articles of Association

5.     Re-elect Mr. Cheng Man Tak as a Director, who             Mgmt          For                            For
       is retiring under Article 107 of the Company's
       Articles of Association

6.     Re-elect Tan Sri Dato' Mohamed Noordin Bin Hassan         Mgmt          For                            For
       as a Director, who is retiring under Article
       107 of the Company's Articles of Association

7.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

8.     Re-appoint Mr. Phua Bah Lee as a Director to              Mgmt          For                            For
       hold office until the next AGM pursuant to
       Section 153[6] of the Companies Act [Chapter
       50]

9.     Re-appoint Mr. Lee Han Yang as a Director to              Mgmt          For                            For
       hold office until the next AGM pursuant to
       Section 153[6] of the Companies Act [Chapter
       50]

10.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act [Chapter
       50] and the Listing Rules of the Singapore
       Exchange Securities Trading Limited, to issue
       shares and convertible securities in the capital
       of the Company [whether by way of rights, bonus
       or otherwise] at any time to such persons and
       upon such terms and conditions and for such
       purposes as the Directors may in their absolute
       discretion deem fit, provided that: the aggregate
       number of shares and convertible securities
       to be issued pursuant to this resolution does
       not exceed 50% of the Company's total number
       of issued shares excluding treasury shares,
       of which aggregate number of shares and convertible
       securities to be issued other than on a pro
       rata basis to the shareholders of the Company,
       not exceeding 20% of the Company's total number
       of issued shares excluding treasury shares
       and for the purpose of this resolution, the
       total number of issued shares excluding treasury
       shares shall be the Company's total number
       of issued shares excluding treasury shares;
       at the time this resolution is passed [after
       adjusting for new shares arising from the conversion
       of convertible securities of share options
       on issue at this time this resolution is passed
       and any subsequent bonus issue consolidation
       or subdivision of the Company's shares] and
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by Law to be held]

11.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act [Chapter
       50] to exercise full powers of the Company
       to issue and allot shares in the Company pursuant
       to the exercise of options granted in connection
       with or pursuant to the terms and conditions
       of the Wing Tai Holdings Limited (2001) Share
       Option Scheme approved by Shareholders of the
       Company in general meeting on 31 AUG 2001

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WING TAI HOLDINGS LTD                                                                       Agenda Number:  701726234
--------------------------------------------------------------------------------------------------------------------------
        Security:  V97973107
    Meeting Type:  EGM
    Meeting Date:  30-Oct-2008
          Ticker:
            ISIN:  SG1K66001688
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 3: [i] the Wing
       Tai Holdings Limited [2001] Share Option Scheme
       [Wing Tai Share Option Scheme 2001] be terminated
       on such date as determined by the Committee
       of Directors of the Company administering the
       Wing Tai Share Option Scheme 2001, provided
       that such termination shall be without prejudice
       to the rights of holders of options granted
       and outstanding under the Wing Tai Share Option
       Scheme 2001 as at the date of its termination;
       and authorize the Directors of the Company
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they may consider desirable,
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution

2.     Approve, the new performance share plan to be             Mgmt          For                            For
       known as the 'Performance Share Plan' [PSP],
       under which awards [PSP Awards] of fully paid-up
       ordinary shares in the capital of the Company
       [Shares], their equivalent cash value or combinations
       thereof will be granted, without cash consideration,
       to eligible participants under the PSP, summary
       details of which are as specified; [ii] authorize
       the Directors of the Company: [a] to establish
       and administer the PSP; and [b] to modify and/or
       alter the PSP from time to time, provided that
       such modification and/or alteration is effected
       in accordance with the provisions of the PSP,
       and to do all such acts and to enter into all
       such transactions and arrangements as may be
       desirable, necessary or expedient in order
       to give effect to the PSP; [iii] to grant PSP
       Awards in accordance with the provisions of
       the PSP and pursuant to Section 161 of the
       Companies Act: [a] to allot and issue from
       time to time such number of fully paid-up Shares
       as may be required to be allotted and issued
       pursuant to the vesting of PSP Awards under
       the PSP; and [b] [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] to allot and issue shares pursuant
       to any PSP Awards granted by the Directors
       in accordance with the PSP while this Resolution
       was in force, provided that the aggregate number
       of new Shares to be allotted and issued and
       existing Shares which may be delivered [whether
       such existing Shares are acquired, pursuant
       to a share purchase mandate or [to the extent
       permitted by law] held as treasury shares,
       or otherwise] pursuant to the Wing Tai Share
       Option Scheme 2001 and the PSP and RSP [as
       defined below] shall not exceed 10% of the
       total number of issued Shares [including treasury
       shares] from time to time; and [iv] subject
       to the same being allowed by law, to apply
       any Shares purchased under any share purchase
       mandate towards the satisfaction of PSP Awards
       granted under the PSP

3.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 1: [i] a new
       restricted share plan to be known as the 'Restricted
       Share Plan' [RSP], under which awards [RSP
       Awards] of fully paid-up Shares, their equivalent
       cash value or combinations thereof will be
       granted, without cash consideration, to eligible
       participants under the RSP, summary details
       of which are as specified; [ii] authorize the
       Directors of the Company: [a] to establish
       and administer the RSP; and [b] to modify and/or
       alter the RSP from time to time, provided that
       such modification and/or alteration is effected
       in accordance with the provisions of the RSP,
       and to do all such acts and to enter into all
       such transactions and arrangements as may be
       desirable, necessary or expedient in order
       to give effect to the RSP; [iii] to grant RSP
       Awards in accordance with the provisions of
       the RSP and pursuant to Section 161 of the
       Companies Act: [a] to allot and issue from
       time to time such number of fully paid-up Shares
       as may be required to be allotted and issued
       pursuant to the vesting of RSP Awards under
       the RSP; and [b] [notwithstanding the authority
       conferred by this Resolution may have ceased
       to be in force] to allot and issue shares pursuant
       to any RSP Awards granted by the Directors
       in accordance with the RSP while this Resolution
       was in force, provided that the aggregate number
       of new Shares to be allotted and issued and
       existing Shares which may be delivered [whether
       such existing Shares are acquired, pursuant
       to a share purchase mandate or [to the extent
       permitted by law] held as treasury shares,
       or otherwise] pursuant to the Wing Tai Share
       Option Scheme 2001, the PSP and the RSP shall
       not exceed 10% of the total number of issued
       Shares [including treasury shares] from time
       to time; and [iv] subject to the same being
       allowed by law, to apply any Shares purchased
       under any share purchase mandate towards the
       satisfaction of RSP Awards granted under the
       RSP

4.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 2, the participation
       by Mr. Cheng Wai Keung in the PSP

5.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 3, the participation
       by Mr. Cheng Wai Keung in the RSP

6.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 2, the participation
       by Mr. Edmund Cheng Wai Wing in the PSP

7.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 3, the participation
       by Mr. Edmund Cheng Wai Wing in the RSP

8.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 2, the participation
       by Madam Helen Chow in the PSP

9.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 3, the participation
       by Madam Helen Chow in the RSP

10.    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Companies Act, Chapter
       50 of Singapore [the Companies Act], to purchase
       or otherwise acquire Shares not exceeding in
       aggregate the Maximum Limit [as hereafter defined],
       at such price[s] as may be determined by the
       Directors from time to time up to the Maximum
       Price [as hereafter defined], whether by way
       of: [a] market purchase[s] [each a 'Market
       Purchase'] on the Singapore Exchange Securities
       Trading Limited [the SGX-ST]; and/or [b] off-market
       purchase[s] [each an 'Off-Market Purchase']
       in accordance with any equal access scheme[s]
       as may be determined or formulated by the Directors
       as they consider fit, which scheme[s] shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other laws and regulations, including
       but not limited to, the provisions of the Companies
       Act and listing rules of the SGX-ST as may
       for the time being be applicable, [the 'Share
       Purchase Mandate']; unless varied or revoked
       by the members of the Company in a general
       meeting, the authority conferred on the Directors
       pursuant to the Share Purchase Mandate may
       be exercised by the Directors at any time and
       from time to time during the period commencing
       from the date of the passing of this Ordinary
       Resolution and [Authority expires the earlier
       of conclusion of the date on which the next
       AGM of the Company [AGM] is held or is required
       by law to be held or the date on which the
       purchases or acquisitions of Shares by the
       Company pursuant to the Share Purchase Mandate
       are carried out to the full extent mandated];
       and authorize the Directors and/or any of them
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       necessary, expedient, incidental or in the
       interests of the Company to give effect to
       the transactions contemplated and/or authorized
       by this ordinary resolution

S.11   Amend the Articles of Association of the Company          Mgmt          For                            For
       in the manner and to the extent as specified;
       and authorize the Directors of the Company
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they may consider desirable,
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 WOOD GROUP                                                                                  Agenda Number:  701875431
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9745T100
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  GB0031575839
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive Financial Statements and Statutory Reports        Mgmt          For                            For

2.     Approve a final dividend of 6.2 US Cents per              Mgmt          For                            For
       ordinary share

3.     Approve remuneration report                               Mgmt          For                            For

4.     Re-elect Mr. Alan Semple as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Mark Papworth as a Director                  Mgmt          For                            For

6.     Re-elect Mr. John Morgan as a Director                    Mgmt          For                            For

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

8.     Authorize the Board to fix remuneration of the            Mgmt          For                            For
       Auditors

9.     Authorize the issue of equity with pre-emptive            Mgmt          Against                        Against
       rights under a general authority up to GBP
       5,864,260 and an additional amount pursuant
       to a rights issue of up to GBP 11,730,280 after
       deducting any securities issued under the general
       authority

10.    Approve to increase in authorized ordinary share          Mgmt          For                            For
       capital to GBP 29,970,000

11.    Authorize the issue of equity or equity-linked            Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 879,727

12.    Authorize 52,783,672 ordinary shares for market           Mgmt          For                            For
       purchase

13.    Authorize the Company to Call general meetings            Mgmt          Against                        Against
       other than annual general meetings on giving
       14 Days' notice to Shareholders




--------------------------------------------------------------------------------------------------------------------------
 WORKSPACE GROUP PLC R.E.I.T., LONDON                                                        Agenda Number:  701653366
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5595E102
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2008
          Ticker:
            ISIN:  GB0005296354
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company's annual report             Mgmt          For                            For
       and accounts for the FYE 31 MAR 2008 and the
       reports of the Directors and the Auditors thereon

2.     Declare a final dividend of 3.04 pence per share          Mgmt          For                            For
       in respect of the FYE 31 MAR 2008, payable
       on 06 AUG 2008 to the shareholders entered
       on the register of the Members at the close
       of business on 11 JUL 2008

3.     Re-elect Mr. H. Platt as a Director, who retires          Mgmt          For                            For
       by rotation

4.     Re-elect Mr. B. Cragg as a Director, who retires          Mgmt          For                            For
       by rotation

5.     Re-elect Mr. G. Clemett as a Director                     Mgmt          For                            For

6.     Approve the report on the Directors' remuneration         Mgmt          For                            For
       contained within the annual report and the
       accounts for the FYE 31 MAR 2008

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Auditors of the company for the ensuing year
       and authorize the Directors to fix their remuneration

8.     Authorize the Directors, generally and unconditionally    Mgmt          For                            For
       in accordance with Section 80 of the Companies
       Act 1985 [the Act] to exercise all the powers
       of the Company to allot relevant securities,
       up to an aggregate nominal amount of GBP 5,800,000;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 15 months];
       the Company may allot relevant securities before
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry and the Directors may allot relevant
       securities pursuance to such an offer or agreement
       made prior to such expiry

S.9    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985 [the Act], subject
       to the passing of Resolution 8, to allot equity
       securities pursuant to the authority given
       in accordance with Section 80 of the Act by
       the said Resolution 8 and to transfer equity
       securities which are held by the Company in
       Treasury; disapplying the statutory pre-emption
       rights [Section 89(1) of the Act], provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       or subject of an offer or invitation, open
       for acceptance for a period fixed by the Directors,
       to holders of the ordinary shares in the Company;
       b) in connection with the term of any Share
       Option Scheme for the time being operated by
       the Company [and any shares acquired or held
       by the Company in treasury may be transferred
       in satisfaction of the exercise of options
       under such Scheme]; and c) up to an aggregate
       nominal amount of GBP 871,560; [Authority expires
       the earlier of the conclusion of the next AGM
       or 15 months]; the Company may allot equity
       securities before the expiry of this authority
       in pursuance of such an offers or agreements
       made prior to such expiry and the Directors
       may allot equity securities pursuance to such
       an offer or agreement made prior to such expiry

S.10   Authorize the Company, generally and unconditionally      Mgmt          For                            For
       in accordance with Section 166 of the Companies
       Act 1985 [the Act], to make market purchases
       [Section 163(3) of the Act] of up to 17,431,380
       ordinary shares of 10p each in the capital
       of the Company, at a minimum price of 10p and
       up to 105% of the average middle market quotations
       for ordinary shares as derived from the London
       Stock Exchange Daily Official List, over the
       previous 5 business days; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 28 JAN 2010]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

11.    Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with the provisions of the Companies Act 2006,
       to send, convey, or supply all types of notices,
       documents or information to the Members by
       means of electronic equipment for the processing
       [including, without limitation, by means of
       digital compression], storage and transmission
       of data, using wires, radio optical technologies,
       or any other electromagnetic means, including,
       without limitation, ,by making such notices,
       documents or information available on a website

S.12   Amend the Articles of Association of the Company          Mgmt          For                            For
       as specified

13.    Ratify the payments made by the Company in respect        Mgmt          For                            For
       of the Non-Executive Directors' fees, insofar
       as they exceed the aggregate limit in the Article
       103.1 of the Articles of Association of the
       Company

14.    Approve to increase the maximum aggregate fees            Mgmt          For                            For
       which the Directors of the Company are entitled
       to receive pursuant to Article 103.1 of the
       Articles of Association of the Company to GBP
       400,000 per annum




--------------------------------------------------------------------------------------------------------------------------
 WORKSPACE GROUP PLC R.E.I.T., LONDON                                                        Agenda Number:  701805888
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5595E102
    Meeting Type:  OGM
    Meeting Date:  13-Feb-2009
          Ticker:
            ISIN:  GB0005296354
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Grant authority to offer shareholders a scrip             Mgmt          For                            For
       dividend

2.     Approve to increase the authorized share capital          Mgmt          For                            For
       and grant authority to allot shares pursuant
       to the rights issue

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WORLEYPARSONS LTD                                                                           Agenda Number:  701704531
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q9857K102
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2008
          Ticker:
            ISIN:  AU000000WOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial report of              Non-Voting    No vote
       the Company and the reports of the Directors
       and of the Auditors for the FYE 30 JUN 2008

2.a    Re-elect Mr. Ron McNeilly, as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with Rule 8.1[e][2] of the Company's constitution

2.b    Re-elect Mr. David Housego as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with Rule 8.1[e][2] of the Company's constitution

2.c    Re-elect Mr. Eric Gwee as a Director of the               Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Rule 8.1[e][1] of the Company's constitution

3.     Adopt the remuneration report as set out in               Mgmt          For                            For
       the annual report for the FYE 30 JUN 2008

4.     Approve, under the Listing Rule 10.14, the grant          Mgmt          For                            For
       of not more than a total of 85,762 performance
       rights to the Executive Directors of the Company
       [Messrs. John Grill, David Housego, William
       Hall and Larry Benke] in respect of the 2008/9
       FY, in accordance with the WorleyParsons Limited
       Performance Rights Plan and on the specified
       terms

5.     Approve, for the purpose of Rule 8.4[a] of the            Mgmt          For                            For
       Company's Constitution, to increase the aggregate
       amount of remuneration that may be paid in
       any FY to the Company's Non-Executive Directors
       by AUD 250,000 [from AUD 1,750,000 to AUD 2,000,000]

6.     Approve, for the purpose of ASX Listing Rules,            Mgmt          For                            For
       for the acquisition by, or issue to, all present
       and future Non-executive Directors of shares
       in WorleyParsons Limited in accordance with
       the rules of the WorleyParsons Limited Non-executive
       Director Share Plan and on the specified terms




--------------------------------------------------------------------------------------------------------------------------
 WS ATKINS PLC, EPSOM SURREY                                                                 Agenda Number:  701661933
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9809D108
    Meeting Type:  AGM
    Meeting Date:  03-Sep-2008
          Ticker:
            ISIN:  GB0000608009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the accounts for the YE 31 MAR 2008

2.     Approve the report on the Directors' remuneration         Mgmt          For                            For
       for the YE 31 MAR 2008

3.     Declare a final dividend for the YE 31 MAR 2008           Mgmt          For                            For
       of 16.5p per ordinary share to be paid on 26
       SEP 2008 to the shareholders on the register
       at the close of business on 15 AUG 2008

4.     Re-elect Mr. Edmund Wallis as a Director of               Mgmt          For                            For
       the Company, retiring under our Articles of
       Association

5.     Re-elect Mr. James Morley as a Director of the            Mgmt          For                            For
       Company, retiring under our Articles of Association

6.     Appoint Dr. Krishnamurthy Raj Rajagopal as a              Mgmt          For                            For
       Director of the Company

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Auditors of the Company, to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company
       and authorize the Directors to fix their remuneration

8.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing authorities, pursuant to Section
       80 of the Companies Act 1985 [the 1985 Act]
       to exercise all the powers of the Company to
       allot relevant securities [within the meaning
       of that Section] up to an aggregate nominal
       value of GBP 165,842; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or 15 months from the date of the
       passing of this resolution]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.9    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of resolution granting authority to allot shares
       and in substitution for all existing powers,
       pursuant to Section 95 of the Companies Act
       1985 [the 1985 Act], to allot equity securities
       [Section 94[2] of the 1985 Act] for cash pursuant
       to the general authority conferred by resolution
       granting authority to allot shares as if Section
       89[1] of the 1985 Act disapplying to any such
       allotment provided that such power shall be
       limited to the allotment of equity securities:
       i) where such securities have been offered
       [whether by way of a right issue, open offer
       or otherwise] to the holders of ordinary shares
       or other equity securities of any class in
       the capital of the Company who are entitled
       to be offered them in proportion [as nearly
       as may be] to their existing holdings of ordinary
       shares or [as the case may be] other equity
       securities [so that any offer to holders of
       other equity securities is on the basis of
       their rights to receive such offer or, in the
       case of securities convertible into ordinary
       shares, on the basis that their holdings have
       been converted into or that they have subscribed
       for, ordinary shares on the basis then applicable]
       but subject to the Directors having a right
       to make such exclusions or other arrangements
       in conjunction with the offer as they deem
       necessary or expedient : to deal with equity
       securities representing fractional entitlements
       ; and to deal with legal or practical problems
       arising in any overseas territory or by virtue
       of shares being represented by depositary receipts,
       the requirements of any regulatory body or
       Stock Exchange or any other arrangements or
       any other matter whatsoever; and up to an aggregate
       nominal amount equal to GBP 25,127 [representing
       less than 5% of the issued ordinary share capital
       of the Company as at 25 JUN 2008; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company or 15 months from the date
       of passing of this resolution]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.10   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of ordinary shares of 0.5pence each in the
       capital of the Company [ordinary share], subject
       to the condition: a) up to ordinary shares
       to be purchased is 10,051,000; b) the minimum
       price [exclusive of expenses] that may be paid
       for an ordinary share is 0.5 pence; c) the
       maximum price [exclusive of expenses] that
       may be paid for an ordinary share is an amount
       equal to 105% of the average of the middle
       market quotations for an ordinary share as
       derived from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the day on which the share is contracted
       to be purchased; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 15 months from the date of this resolution];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

11.    Authorize the Company and all Companies that              Mgmt          For                            For
       are its subsidiaries at any time during the
       period for which this resolution has effect
       for the purposes of the Section 366 of the
       Companies Act 2006 [the 2006 Act]: a) to make
       political donations to political parties or
       independent election candidates [as such terms
       are defined in the Sections 363 and 364 of
       the 2006 Act), not exceeding GBP 30,000 in
       aggregate; b) to make political donations to
       political organizations other than political
       parties [as such terms are specified in Sections
       363 and 364 of the 2006 Act], not exceeding
       GBP 30,000 in aggregate; and c) to incur political
       expenditure [as such term is specified in Section
       365 of the 2006 Act], not exceeding GBP 30,000
       in aggregate [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 18 months from the date of the passing of
       this resolution]

S.12   Adopt the new Articles of Association of the              Mgmt          Against                        Against
       Company in substitution for, and to the exclusion
       of the existing Articles of Association of
       the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 XCHANGING PLC, LONDON                                                                       Agenda Number:  701889290
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9826X103
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  GB00B1VK7X76
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual accounts and related reports           Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2008

3.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For
       of 2.5p ordinary share

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Auditors of the Company

5.     Authorize the Directors to fix the remuneration           Mgmt          Against                        Against
       of the Auditors

6.     Re-elect Mr. David Andrews as a Director                  Mgmt          For                            For

7.     Re-elect Mr. Tom Tinsley as a Director                    Mgmt          Against                        Against

8.     Elect Mr. Pat ODriscoll as a Director                     Mgmt          For                            For

9.     Authorize the Company to make political donations         Mgmt          For                            For
       and incur political expenditure

10.    Approve an increase in authorized share capital           Mgmt          For                            For
       of up to 19 million and 6 hundred thousand
       pounds

11.    Authorize the Directors to allot relevant securities      Mgmt          For                            For

S.12   Authorize the Directors to allot relevant securities      Mgmt          For                            For
       for cash

S.13   Authorize the Company to make market purchases            Mgmt          For                            For
       of its ordinary shares

S.14   Approve to retain authority to call general               Mgmt          Against                        Against
       meetings on at least 14 clear days notice




--------------------------------------------------------------------------------------------------------------------------
 XEBIO CO.,LTD.                                                                              Agenda Number:  702004401
--------------------------------------------------------------------------------------------------------------------------
        Security:  J95204103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3428800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 YAKULT HONSHA CO.,LTD.                                                                      Agenda Number:  701991641
--------------------------------------------------------------------------------------------------------------------------
        Security:  J95468120
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3931600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

2.22   Appoint a Director                                        Mgmt          For                            For

2.23   Appoint a Director                                        Mgmt          For                            For

2.24   Appoint a Director                                        Mgmt          For                            For

2.25   Appoint a Director                                        Mgmt          For                            For

2.26   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YAMAGUCHI FINANCIAL GROUP,INC.                                                              Agenda Number:  702010644
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9579M103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3935300008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Allow Use of Electronic Systems   for
       Public Notifications

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YAMANA GOLD INC                                                                             Agenda Number:  701896865
--------------------------------------------------------------------------------------------------------------------------
        Security:  98462Y100
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  CA98462Y1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR ''ABSTAIN" FOR ALL RESOLUTION
       NUMBERS. THANK YOU.

a.1    Elect Mr. Peter Marrone as a Director                     Mgmt          For                            For

a.2    Elect Mr. Patrick J. Mars as a Director                   Mgmt          For                            For

a.3    Elect Mr. Juvenal Mesquita Filho as a Director            Mgmt          For                            For

a.4    Elect Mr. Antenor F. Silva, Jr. as a Director             Mgmt          For                            For

a.5    Elect Mr. Nigel Lees as a Director                        Mgmt          For                            For

a.6    Elect Mr. Dino Titaro as a Director                       Mgmt          For                            For

a.7    Elect Mr. John Begeman as a Director                      Mgmt          For                            For

a.8    Elect Mr. Robert Horn as a Director                       Mgmt          For                            For

a.9    Elect Mr. Richard Graff as a Director                     Mgmt          For                            For

a.10   Elect Mr. Carl Renzoni as a Director                      Mgmt          For                            For

b.     Appoint Deloitte and Touche LLP as the Auditors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YAMATAKE CORPORATION                                                                        Agenda Number:  701987945
--------------------------------------------------------------------------------------------------------------------------
        Security:  J96348107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3937200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.     Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YAMATO KOGYO CO.,LTD.                                                                       Agenda Number:  702004007
--------------------------------------------------------------------------------------------------------------------------
        Security:  J96524111
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3940400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YAMAZEN CORPORATION                                                                         Agenda Number:  701997946
--------------------------------------------------------------------------------------------------------------------------
        Security:  J96744115
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3936800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YANLORD LAND GROUP LTD                                                                      Agenda Number:  701898770
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9729A101
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1T57930854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and the            Mgmt          For                            For
       audited financial statement of the Company
       for the FYE 31DEC 2008 together with the Auditors
       reports thereon

2.     Declare a first and final [one-tier] tax-exempt           Mgmt          For                            For
       dividend of 1.23 Singapore cents per ordinary
       share for the YE 31 DEC 2008

3.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       400,000 for the YE 31 DEC 2008

4.a    Re-elect Mr. Zhong Siliang as a Director, who             Mgmt          For                            For
       retires pursuant to Article 91 of the Articles
       of Association of the Company

4.b    Re-elect Mr. Ng Ser Miang as a Director, who              Mgmt          Against                        Against
       retires pursuant to Article 91 of the Articles
       of Association of the Company

4.c    Re-elect Mr. Ng Shin Ein as a Director, who               Mgmt          For                            For
       retires pursuant to Article 91 of the Articles
       of Association of the Company

5.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company and to authorize the Directors
       to fix their remuneration

6.     Authorize the Directors of the Company to allot           Mgmt          Against                        Against
       and issue shares in the capital of the Company
       ["shares"] whether by way of rights, bonus
       or otherwise; and/or make or grant offers,
       agreements or options [collectively, "Instruments"
       and each, an "Instrument") that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may, in their absolute discretion,
       deem fit; and [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] issue shares in pursuance of
       any instrument made or granted by the Directors
       while this resolution was in force, provided
       that: 1) the aggregate number of shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this resolution]:
       a) by way of renounceable rights issues on
       a pro-rata basis to shareholders of the Company
       ["Renounceable Rights Issue"] shall not exceed
       100% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in subparagraph (3) below; and
       b) otherwise than by way of Renounceable Rights
       Issue ["Other Share Issues"] shall not exceed
       50% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with subparagraph
       (3) below], of which the aggregated number
       of shares to be issued other than on a pro-rata
       basis to shareholders of the Company [including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this resolution]
       does not exceed 20% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company [as calculated in
       accordance with subparagraph (3) below]; 2)
       the renounceable rights issues and other share
       issues shall not, in aggregate, exceed 100%
       of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in subparagraph (3) below];
       3) [subject to such manner of calculation as
       may be prescribed by Singapore Exchange Securities
       Trading Limited ["SGX-ST"] for the purpose
       of determining the aggregate number of shares
       that may be issued under subparagraphs (1)(a)
       and (1)(b) above, the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company at the time this resolution
       is passed, after adjusting for: i) new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       on issue at the time this resolution is passes;
       and ii) any subsequent bonus issue, consolidation
       or subdivision of shares; 4) in exercising
       the authority conferred by this resolution,
       the Company shall comply with the provisions
       of the Listing Manual of SGX-ST for the time
       being in force [unless such compliance has
       been waived by the SGX-ST] and the AA for the
       time being of the Company; and 5) [unless revoked
       or varied by the Company in general meeting]
       the authority conferred by this resolution
       shall continue in force until the conclusion
       of the next AGM of the Company or the date
       by which the next AGM is required by law to
       be held, whichever is the earlier

7.     Authorize the Directors, subject to and pursuant          Mgmt          Against                        Against
       to the share issue mandate in Resolution 6
       above being obtained, to issue new shares other
       than on a pro-rata basis to shareholders of
       the Company at an issue price per new share
       which shall be determined by the Directors
       in their absolute discretion provided that
       such price shall not represent more than a20%
       discount for new shares to the weighted average
       price per share determined in accordance with
       the requirements of the SGX-ST

8.     Authorize the Directors to a) offer and grant             Mgmt          Against                        Against
       options in accordance with the provisions of
       the Yanlord Land Group Share Option Scheme
       2006 ("ESOS 2006"]; and b) allot and issue
       from time to time such number of shares in
       the capital of the Company as may be issued
       pursuant to the exercise of options under the
       ESOS 2006, provided that the aggregate number
       of shares to be issued pursuant to the ESOS
       2006 shall not exceed 15% of the total issued
       shares in the capital of the Company from time
       to time

       Transact any other ordinary business                      Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 YANLORD LAND GROUP LTD                                                                      Agenda Number:  701898782
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9729A101
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1T57930854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors, pursuant to Sections             Mgmt          For                            For
       76C and 76E of the Companies Act, [Chapter
       50, Singapore] [the Act], to purchase or acquire
       issued ordinary shares fully paid in the capital
       of the Company [Shares] not exceeding in aggregate
       the Maximum Percentage [as specified below],
       at such price or prices as may be determined
       by the Directors from time to time up to the
       Maximum Price [as specified below], whether
       by way of: on market purchases on the Singapore
       Exchange Securities Trading Limited [SGX-ST],
       and/or off-market purchases [it effected otherwise
       than on the SGX-ST] in accordance with any
       equal access scheme(s) as may be determined
       or formulated all the conditions prescribed
       by Act [Off-Market Purchase] and otherwise
       in accordance with all other laws regulations
       and rules of SGX-ST as may for the time being
       applicable, generally and unconditionally [the
       Share Buyback mandate]; issued Shares representing
       10% of the issued Shares as at the date of
       passing of this resolution [excluding any Shares
       which are held as treasury shares as at that
       date]; in the case of a Market Purchase, 105%
       of the Average Closing Price of the Shares;
       and in the case of an Off-Market Purchase,
       120% of the Average Closing Price of the Shares;
       the average of the closing market prices of
       a Share over the last 5 Market Days on which
       the Shares are transacted on the SGX-ST or,
       as the case may be such securities exchange
       on which the Shares are listed or quoted, immediately
       preceding the date of the Market Purchases
       by the Company or, as the case may be, the
       date of the making of the offer pursuant to
       the Off-Market Purchase, and deemed to be adjusted,
       in accordance with the rules of SGX-ST, for
       any corporate action that occurs after the
       relevant 5 days period, and authorize the Directors
       and/or any of them to do all such acts and
       things deemed necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution; [Authority expires the
       earlier of the next AGM of the Company or the
       date of the next AGM of the Company as required
       by the Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 YAOKO CO.,LTD                                                                               Agenda Number:  702000489
--------------------------------------------------------------------------------------------------------------------------
        Security:  J96832100
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3930200005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and          Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 YASKAWA ELECTRIC CORPORATION                                                                Agenda Number:  701982072
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9690T102
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3932000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YIT OYJ, HELSINKI                                                                           Agenda Number:  701707892
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9862Q104
    Meeting Type:  EGM
    Meeting Date:  06-Oct-2008
          Ticker:
            ISIN:  FI0009800643
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Authorize the Board to decide on purchasing               Mgmt          For                            For
       of the Company's own shares

2.     Authorize the Board to decide on disposing of             Mgmt          For                            For
       the Company's own shares




--------------------------------------------------------------------------------------------------------------------------
 YIT OYJ, HELSINKI                                                                           Agenda Number:  701827581
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9862Q104
    Meeting Type:  AGM
    Meeting Date:  11-Mar-2009
          Ticker:
            ISIN:  FI0009800643
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

7.     Adopt the accounts                                        Mgmt          For                            For

8.     Approve the action on profit or loss: to pay              Mgmt          For                            For
       a dividend of EUR .50 per share

9.     Approve the decision on the dividend record               Mgmt          For                            For
       date and payout date

10.    Grant discharge from liability                            Mgmt          For                            For

11.    Approve the number of Board Members                       Mgmt          For                            For

12.    Approve the remuneration of the Board Members             Mgmt          For                            For

13.    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

14.    Elect Messrs. H.Ehrnrooth, E.Halonen, K.Gran,             Mgmt          For                            For
       R.Hanhinen, A.Herlin, S.Huber and L.Ratia as
       the Board Members

15.    Elect the PricewaterhouseCoopers OY as the Auditor        Mgmt          For                            For

16.    Authorize Board to decide on acquiring Company's          Mgmt          For                            For
       own shares and disposing of treasury shares

17.    Closing the meeting                                       Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 YODOGAWA STEEL WORKS,LTD.                                                                   Agenda Number:  702006227
--------------------------------------------------------------------------------------------------------------------------
        Security:  J97140115
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3959400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 YOKOGAWA ELECTRIC CORPORATION                                                               Agenda Number:  701990865
--------------------------------------------------------------------------------------------------------------------------
        Security:  J97272124
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3955000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Renewal of Countermeasures to Large-scale Acquisition     Mgmt          Against                        Against
       of Yokogawa Electric Shares (Takeover Defense
       Measures)




--------------------------------------------------------------------------------------------------------------------------
 YOKOHAMA REITO CO.,LTD.                                                                     Agenda Number:  701782458
--------------------------------------------------------------------------------------------------------------------------
        Security:  J97492102
    Meeting Type:  AGM
    Meeting Date:  22-Dec-2008
          Ticker:
            ISIN:  JP3957000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

2.3    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

2.4    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

3      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

4      Approve Provision of Retirement Allowance for             Mgmt          Abstain                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 YONEKYU CORPORATION                                                                         Agenda Number:  701951154
--------------------------------------------------------------------------------------------------------------------------
        Security:  J97756100
    Meeting Type:  AGM
    Meeting Date:  26-May-2009
          Ticker:
            ISIN:  JP3959800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors

5      Approve Payment of Bonuses to Corporate Officers          Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 YOSHINOYA HOLDINGS CO.,LTD.                                                                 Agenda Number:  701940973
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9799L109
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3958000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YUASA TRADING CO.,LTD.                                                                      Agenda Number:  701998013
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9821L101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3945200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Treasury      Shares for Odd-Lot Purchases,
       Allow Board to Make Rules Governing Exercise
       of Shareholders' Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YULE CATTO & CO PLC, HARLOW ESSEX                                                           Agenda Number:  701907858
--------------------------------------------------------------------------------------------------------------------------
        Security:  G98811105
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  GB0009887422
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report of the Directors             Mgmt          For                            For
       and the audited financial statements for the
       YE 31 DEC 2008

2.     Approve the report of the Board of Directors'             Mgmt          For                            For
       remuneration for the YE 31 DEC 2008

3.     Re-elect Hon. A.G. Catto as a Director                    Mgmt          For                            For

4.     Re-elect Mr. Dato Lee Hau Hian as a Director              Mgmt          For                            For

5.     Re-elect Mr. G.R. Menzies as a Director                   Mgmt          For                            For

6.     Re-elect Mr. A.M. Whitefield as a Director                Mgmt          For                            For

7.     Re-appoint Deloitte LLP as the Auditors of the            Mgmt          For                            For
       Company, until the conclusion of the next AGM
       at which accounts are laid before the Company

8.     Authorize the Directors to determine the remuneration     Mgmt          For                            For

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all previous authority pursuant to Section
       80 of the Companies Act 1985, without prejudice
       to any allotment of securities prior to the
       date of this Resolution [or thereafter pursuant
       to any offer or agreement made prior thereto],
       the authority conferred on the Directors by
       Paragraph 9.2 of Article 9 of the Company's
       Articles of Association be renewed for the
       period ending , up to an aggregate nominal
       amount of GBP 4,855,439; and [Authority expires
       the earlier of the next AGM of the Company
       to be held in 2010 or 14 AUG 2010]

S.10   Authorize the Directors, in substitution for              Mgmt          For                            For
       all previous powers authority, subject to the
       passing of Resolution 9 and pursuant to Section
       89 of the Companies Act 1985 without prejudice
       to any allotment or sale of securities prior
       to the date of this Resolution [or thereafter
       pursuant to any offer or agreement made prior
       thereto], to allot equity securities for cash
       pursuant to the authority conferred by Resolution
       9, disapplying the statutory pre-emption rights
       [Section 89], provided that this power is limited
       to the allotment of sale of securities: a)
       in connection with a rights issue in favor
       of ordinary shareholders; b) up to an aggregate
       nominal amount of GBP 728,315; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company to be held in 11 MAR 2009];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       make market purchases [Section 163(3)] of up
       to 14,566,318 ordinary shares of 10p each in
       the capital of the Company, at a minimum price
       of 10p and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 15 months]; and
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.12   Approve that the general meeting other than               Mgmt          Against                        Against
       an AGM may be called on not less than 14 clear
       days notice




--------------------------------------------------------------------------------------------------------------------------
 YURTEC CORPORATION                                                                          Agenda Number:  701996588
--------------------------------------------------------------------------------------------------------------------------
        Security:  J85087104
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3946200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 YUSEN AIR & SEA SERVICE CO.,LTD.                                                            Agenda Number:  702000124
--------------------------------------------------------------------------------------------------------------------------
        Security:  J98504103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3946600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 ZENSHO CO.,LTD.                                                                             Agenda Number:  702013979
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9885X108
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3429300001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Adopt Restriction
       to the   Rights for Odd-Lot Shares

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ZEON CORPORATION                                                                            Agenda Number:  702006467
--------------------------------------------------------------------------------------------------------------------------
        Security:  J56644123
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3725400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 ZON MULTIMEDIA - SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS, SA, LISBOA                 Agenda Number:  701867802
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9819B101
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  PTZON0AM0006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

1.     Approve the Management report, balance sheet              Mgmt          No Action
       and accounts, individual and consolidated,
       and Corporate Governance report, for the year
       2008

2.     Approve the application and distribution of               Mgmt          No Action
       profits and reserves

3.     Approve the general appraisal of the Company's            Mgmt          No Action
       Management and the Supervision

4.     Appoint the Member of the Board of Directors              Mgmt          No Action

5.     Approve the acquisition and disposal of own               Mgmt          No Action
       shares

6.     Approve to appreciate the Compensation Committee          Mgmt          No Action
       statement on the remuneration policy of the
       Members of the Board of Directors and the Audit
       Committee




--------------------------------------------------------------------------------------------------------------------------
 ZUMTOBEL AG, DORNBIRN                                                                       Agenda Number:  701657198
--------------------------------------------------------------------------------------------------------------------------
        Security:  A989A1109
    Meeting Type:  OGM
    Meeting Date:  29-Jul-2008
          Ticker:
            ISIN:  AT0000837307
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Approve the annual report, report of the Management       Mgmt          No Action
       Board, annaul statement of accounts for Company,
       Corporate Group Incl report of the Board of
       Directors and the Supervisory Board for the
       FY 2007/2008

2.     Approve to allocate the net income for the FY             Mgmt          No Action
       2007/2008

3.     Approve the actions of the Board of Directors             Mgmt          No Action
       and the Supervisory Board for the FY 2007/2008

4.     Approve the statutory allowance for Members               Mgmt          No Action
       of the Supervisory Board for 2008/2009

5.     Elect the Supervisory Board                               Mgmt          No Action

6.     Approve the purchase of the shares                        Mgmt          No Action

7.     Amend the Company Charter Paragraph VII.5                 Mgmt          No Action

8.     Elect the Balance sheet Auditor for Company               Mgmt          No Action
       and the Corporate Group for 2008/2009



PowerShares FTSE RAFI Emerging Markets Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ADVANCED SEMICONDUCTOR ENGINEERING, INC.                                                    Agenda Number:  933100579
--------------------------------------------------------------------------------------------------------------------------
        Security:  00756M404
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2009
          Ticker:  ASX
            ISIN:  US00756M4042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

B1     TO RECOGNIZE 2008 BUSINESS AND FINANCIAL REPORTS.*        Mgmt          For

B2     TO RECOGNIZE THE PROPOSAL FOR DISTRIBUTION OF             Mgmt          For
       2008 PROFITS.

C1     TO DISCUSS AUTHORIZING THE BOARD OF DIRECTORS             Mgmt          For
       TO PURSUE PUBLIC DEPOSITARY RECEIPT OFFERINGS,
       LOCAL RIGHTS ISSUES, DOMESTIC CBS OR FOREIGN
       CBS AT PROPER TIMING.

C2     TO DISCUSS THE AMENDMENTS TO THE REGULATIONS              Mgmt          For
       GOVERNING THE ACQUISITION OR DISPOSITION OF
       ASSETS.

C3     TO DISCUSS THE AMENDMENTS TO THE REGULATIONS              Mgmt          For
       FOR FUND LENDING.

C4     TO DISCUSS THE AMENDMENTS TO THE REGULATIONS              Mgmt          For
       OF ENDORSEMENT GUARANTEE.

C5     TO DISCUSS THE AMENDMENTS TO THE ARTICLES OF              Mgmt          For
       INCORPORATION.

D1     DIRECTOR
       JASON CHANG**                                             Mgmt          For                            For
       RICHARD CHANG**                                           Mgmt          For                            For
       TIEN WU**                                                 Mgmt          Withheld                       Against
       JOSEPH TUNG**                                             Mgmt          Withheld                       Against
       RAYMOND LO**                                              Mgmt          For                            For
       JEFFREY CHEN**                                            Mgmt          Withheld                       Against
       TA-LIN HSU**                                              Mgmt          For                            For
       SHEN-FU YU**                                              Mgmt          For                            For
       YUAN-YI TSENG***                                          Mgmt          Withheld                       Against
       JOHN HO***                                                Mgmt          Withheld                       Against
       TIEN-SZU CHEN***                                          Mgmt          Withheld                       Against
       SAMUEL LIU***                                             Mgmt          Withheld                       Against




--------------------------------------------------------------------------------------------------------------------------
 AU OPTRONICS CORP.                                                                          Agenda Number:  933094346
--------------------------------------------------------------------------------------------------------------------------
        Security:  002255107
    Meeting Type:  Annual
    Meeting Date:  19-Jun-2009
          Ticker:  AUO
            ISIN:  US0022551073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

B1     TO ACCEPT THE 2008 BUSINESS REPORT AND FINANCIAL          Mgmt          For                            For
       STATEMENTS

B2     TO APPROVE THE PROPOSAL FOR THE DISTRIBUTION              Mgmt          For                            For
       OF 2008 PROFITS

B3     TO APPROVE THE PROPOSAL FOR THE CAPITALIZATION            Mgmt          For                            For
       OF 2008 STOCK DIVIDENDS AND EMPLOYEE STOCK
       BONUSES

B4     TO APPROVE THE PROPOSAL FOR THE REVISIONS TO              Mgmt          For                            For
       ARTICLES OF INCORPORATION

B5     TO APPROVE THE PROPOSAL FOR THE REVISIONS TO              Mgmt          For                            For
       THE "HANDLING PROCEDURES FOR ACQUISITION OR
       DISPOSITION OF ASSETS," "HANDLING PROCEDURES
       FOR CONDUCTING DERIVATIVE TRANSACTIONS," "HANDLING
       PROCEDURES FOR CAPITAL LENDING," AND "HANDLING
       PROCEDURES FOR PROVIDING ENDORSEMENTS AND GUARANTEES
       FOR THIRD PARTIES"

B6     TO APPROVE THE PROPOSAL FOR THE REVISIONS TO              Mgmt          For                            For
       THE "RULES FOR THE ELECTION OF DIRECTORS"




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER CHILE                                                                       Agenda Number:  933059354
--------------------------------------------------------------------------------------------------------------------------
        Security:  05965X109
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2009
          Ticker:  SAN
            ISIN:  US05965X1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE ANNUAL REPORT, BALANCE SHEET              Mgmt          For                            For
       AND CONSOLIDATED FINANCIAL STATEMENTS OF THE
       BANK AND ITS SUBSIDIARIES, THE INDEPENDENT
       REPORT OF THE EXTERNAL AUDITORS, AND THE NOTES
       CORRESPONDING TO THE FINANCIAL YEAR ENDING
       DECEMBER 31ST OF 2008.

02     THE PAYMENT OF A DIVIDEND OF CH$1.13185985 PER            Mgmt          For                            For
       SHARE OR 65% OF 2008 NET INCOME ATTRIBUTABLE
       TO SHAREHOLDERS AS A DIVIDEND. THE REMAINING
       35% OF 2008 NET INCOME ATTRIBUTABLE TO SHAREHOLDERS
       WILL BE RETAINED AS RESERVES.

03     DESIGNATION OF EXTERNAL AUDITORS. THE BOARD               Mgmt          For                            For
       IS PROPOSING DELOITTE AUDITORES Y CONSULTORES
       LIMITADA.

04     RATIFY THE DIRECTORS APPOINTED TO THE BOARD.              Mgmt          Abstain                        Against
       IN 2008 THE FOLLOWING BOARD MEMBERS RESIGNED:
       BENIGNO RODRIGUEZ AND MARCIAL PORTELA. THE
       BOARD DESIGNATED VITTORIO CORBO AND THE ALTERNATE
       DIRECTOR JESUS ZABALZA AS REPLACEMENTS. SHAREHOLDERS
       MUST RATIFY THESE DESIGNATIONS AND APPROVE
       THE NEW ALTERNATE DIRECTOR TO BE NAMED.

05     APPROVE THE BOARD OF DIRECTORS' 2009 REMUNERATION.        Mgmt          Abstain                        Against
       A MONTHLY STIPEND OF UF209 (APPROXIMATELY US$7,500)
       PLUS UF26 (US$930) PER MONTH FOR EACH COMMITTEE
       A BOARD MEMBER PARTICIPATES IN.

06     APPROVAL OF THE AUDIT COMMITTEE'S 2009 BUDGET.            Mgmt          Abstain                        Against

07     APPROVAL OF RELATED PARTY TRANSACTIONS AND SIGNIFICANT    Mgmt          For                            For
       EVENTS REGISTERED IN 2008 IN ACCORDANCE WITH
       ARTICLE 44 OF LAW 18,046 AND DETAILED IN NOTE
       14 OF THE FINANCIAL STATEMENTS.




--------------------------------------------------------------------------------------------------------------------------
 CHUNGHWA TELECOM CO. LTD.                                                                   Agenda Number:  933097784
--------------------------------------------------------------------------------------------------------------------------
        Security:  17133Q403
    Meeting Type:  Annual
    Meeting Date:  19-Jun-2009
          Ticker:  CHT
            ISIN:  US17133Q4038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ACCEPTANCE OF 2008 BUSINESS REPORT AND FINANCIAL          Mgmt          For                            For
       STATEMENTS

02     APPROVAL OF THE PROPOSAL FOR THE DISTRIBUTION             Mgmt          For                            For
       OF 2008 EARNINGS

03     REVISION OF THE ARTICLES OF INCORPORATION                 Mgmt          For                            For

04     PROPOSED CONVERSION OF THE CAPITAL SURPLUS INTO           Mgmt          For                            For
       CAPITAL STOCK OF THE COMPANY AND ISSUANCE OF
       NEW SHARES

05     PROPOSED CAPITAL DEDUCTION AND ISSUANCE OF CASH           Mgmt          For                            For
       DIVIDENDS

06     REVISION OF THE "PROCEDURES FOR ACQUISITION               Mgmt          For                            For
       OR DISPOSAL OF ASSETS"

07     REVISION OF THE "PROCEDURES FOR LENDING OF CAPITAL        Mgmt          For                            For
       TO OTHERS"

08     REVISION OF THE "PROCEDURES FOR ENDORSEMENTS              Mgmt          For                            For
       AND GUARANTEES"




--------------------------------------------------------------------------------------------------------------------------
 CHUNGHWA TELECOM CO., LTD.                                                                  Agenda Number:  932939044
--------------------------------------------------------------------------------------------------------------------------
        Security:  17133Q304
    Meeting Type:  Special
    Meeting Date:  14-Aug-2008
          Ticker:  CHT
            ISIN:  US17133Q3048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     TO APPROVE THE PROPOSAL FOR CONVERSION OF THE             Mgmt          For                            For
       CAPITAL SURPLUS INTO CAPITAL INCREASE OF THE
       COMPANY AND ISSUANCE OF NEW SHARES.

1B     TO APPROVE THE PROPOSAL FOR DECREASE IN CASH              Mgmt          For                            For
       OF THE COMPANY.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA DE SANEAMENTO BASICO DO ESTADO                                                    Agenda Number:  932935767
--------------------------------------------------------------------------------------------------------------------------
        Security:  20441A102
    Meeting Type:  Special
    Meeting Date:  28-Jul-2008
          Ticker:  SBS
            ISIN:  US20441A1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      PROPOSAL OF AMENDMENT TO THE BYLAWS, WHICH WILL           Mgmt          Against                        Against
       AMEND AND RENUMBER THE CHAPTERS AND ARTICLES
       AS FOLLOWS: CHAPTER I, ARTICLES 1 AND 2, CHAPTER
       II, ARTICLES 3 AND 4, CHAPTER III, ARTICLE
       5, CHAPTER IV, ARTICLE 6, CHAPTER V, ARTICLES
       7, 8, 9, 10, 11, 12, 13 AND 14, CHAPTER VI,
       ARTICLES 15, 16, 17, 18 AND 19, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

II     ELECTION OF A MEMBER OF THE BOARD OF DIRECTORS.           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA DE SANEAMENTO BASICO DO ESTADO                                                    Agenda Number:  933025694
--------------------------------------------------------------------------------------------------------------------------
        Security:  20441A102
    Meeting Type:  Special
    Meeting Date:  13-Apr-2009
          Ticker:  SBS
            ISIN:  US20441A1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      ELECTION OF BOARD OF DIRECTORS' MEMBER.                   Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA DE SANEAMENTO BASICO DO ESTADO                                                    Agenda Number:  933055178
--------------------------------------------------------------------------------------------------------------------------
        Security:  20441A102
    Meeting Type:  Special
    Meeting Date:  29-Apr-2009
          Ticker:  SBS
            ISIN:  US20441A1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1     ANALYZE THE MANAGEMENT'S ACCOUNTS AND THE FINANCIAL       Mgmt          For                            For
       STATEMENTS SUPPORTED BY THE FISCAL COUNCIL'S
       AND EXTERNAL AUDITORS' REPORTS RELATED TO THE
       FISCAL YEAR 2008, IN CONFORMITY WITH THE MANAGEMENT'S
       REPORT, BALANCE SHEETS AND THE CORRESPONDING
       EXPLANATORY NOTES.

A2     RESOLVE ON THE ALLOCATION OF NET INCOME FOR               Mgmt          For                            For
       THE FISCAL YEAR.

A3     ELECT THE SITTING AND DEPUTY MEMBERS OF THE               Mgmt          Abstain                        Against
       FISCAL COUNCIL.

E1     RATIFY CODEC OPINION 200/2008, WHICH ADDRESSES            Mgmt          For                            For
       THE ANNUAL VACATION OF EXECUTIVE OFFICERS OF
       COMPANIES CONTROLLED BY THE STATE.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA PARANAENSE DE ENERGIA                                                             Agenda Number:  933039388
--------------------------------------------------------------------------------------------------------------------------
        Security:  20441B407
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2009
          Ticker:  ELP
            ISIN:  US20441B4077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

03     ELECTION OF BOARD OF DIRECTORS MEMBERS, DUE               Mgmt          Abstain                        Against
       TO THE END OF THE TERM OF OFFICE.

04     ELECTION OF FISCAL COMMITTEE MEMBERS, DUE TO              Mgmt          Abstain                        Against
       THE END OF THE TERM OF OFFICE.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932983871
--------------------------------------------------------------------------------------------------------------------------
        Security:  204412209
    Meeting Type:  Special
    Meeting Date:  29-Dec-2008
          Ticker:  RIO
            ISIN:  US2044122099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE APPROVAL FOR THE PROTOCOL AND JUSTIFICATION           Mgmt          For                            For
       OF THE CONSOLIDARION OF MINERACAO ONCA PUMA
       S.A. INTO VALE PURSUANT TO ARTICLES 224 AND
       225 OF THE BRAZILIAN CORPORATE LAW.

02     TO RATIFY THE APPOINTMENT OF ACAL CONSULTORIA             Mgmt          For                            For
       E AUDITOR S/S, THE EXPERTS HIRED TO APPRAISE
       THE VALUE OF MINERACAO ONCA PUMA S.A.

03     TO DECIDE ON THE APPRAISAL REPORT, PREPARED               Mgmt          For                            For
       BY THE EXPERT APPRAISERS.

04     THE APPROVAL FOR THE CONSOLIDATION OF MINERACAO           Mgmt          For                            For
       ONCA PUMA S.A. INTO VALE, WITHOUT A CAPITAL
       INCREASE OR THE ISSUANCE OF NEW VALE SHARES.

05     TO RATIFY THE APPOINTMENT OF A MEMBER AND AN              Mgmt          Against                        Against
       ALTERNATE OF THE BOARD OF DIRECTORS, DULY NOMINATED
       DURING THE BOARD OF DIRECTORS MEETINGS HELD
       ON APRIL 17, 2008 AND MAY 21, 2008 IN ACCORDANCE
       WITH SECTION 10 OF ARTICLE 11 OF VALE'S BY-LAWS.

06     AMEND ARTICLE 1 OF VALE'S BY-LAWS TO REPLACE              Mgmt          For                            For
       THE ACRONYM "CVRD" FOR "VALE" IN ACCORDANCE
       WITH THE NEW GLOBAL BRAND UNIFICATION.

07     TO ADJUST ARTICLES 5 AND 6 OF VALE'S BY-LAWS              Mgmt          For                            For
       TO REFLECT THE CAPITAL INCREASE RESOLVED IN
       THE BOARD OF DIRECTORS MEETINGS HELD ON JULY
       22, 2008 AND AUGUST 05, 2008.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  933027953
--------------------------------------------------------------------------------------------------------------------------
        Security:  204412209
    Meeting Type:  Special
    Meeting Date:  16-Apr-2009
          Ticker:  RIO
            ISIN:  US2044122099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1A    APPRECIATION OF THE MANAGEMENTS' REPORT AND               Mgmt          For                            For
       ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL
       STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2008

O1B    PROPOSAL FOR THE DESTINATION OF PROFITS OF THE            Mgmt          For                            For
       SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT
       BUDGET FOR VALE

O1C    APPOINTMENT OF THE MEMBERS OF THE BOARD OF DIRECTORS      Mgmt          Against                        Against

O1D    APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL          Mgmt          For                            For

O1E    ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR           Mgmt          Abstain                        Against
       MANAGEMENT AND FISCAL COUNCIL MEMBERS

E2A    TO CHANGE THE LEGAL NAME OF THE COMPANY TO "VALE          Mgmt          For                            For
       S.A.", WITH THE CONSEQUENT AMENDMENT OF ARTICLE
       1 OF VALE'S BY-LAWS IN ACCORDANCE WITH THE
       NEW GLOBAL BRAND UNIFICATION

E2B    TO ADJUST ARTICLE 5 OF VALE'S BY-LAWS TO REFLECT          Mgmt          For                            For
       THE CAPITAL INCREASE RESOLVED IN THE BOARD
       OF DIRECTORS MEETINGS HELD ON JULY 22, 2008
       AND AUGUST 05, 2008




--------------------------------------------------------------------------------------------------------------------------
 COMPANIA DE TELECOMUNICACIONES DE CHILE                                                     Agenda Number:  932959844
--------------------------------------------------------------------------------------------------------------------------
        Security:  204449300
    Meeting Type:  Special
    Meeting Date:  07-Oct-2008
          Ticker:  CTC
            ISIN:  US2044493003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL TO MODIFY THE COMPANY'S BYLAWS, TO               Mgmt          Against                        Against
       REFLECT THE APPROVED AGREEMENTS, AS SET FORTH
       IN THE COMPANY'S NOTICE OF MEETING ENCLOSED
       HEREWITH. *

02     APPROVAL TO ADOPT THE NECESSARY PROCEDURES TO             Mgmt          Against                        Against
       FORMALIZE THE AGREEMENTS REACHED AT THE EXTRAORDINARY
       SHAREHOLDERS' MEETING.




--------------------------------------------------------------------------------------------------------------------------
 COMPANIA DE TELECOMUNICACIONES DE CHILE                                                     Agenda Number:  932966940
--------------------------------------------------------------------------------------------------------------------------
        Security:  204449300
    Meeting Type:  Special
    Meeting Date:  28-Oct-2008
          Ticker:  CTC
            ISIN:  US2044493003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL TO MODIFY THE COMPANY'S BYLAWS, TO               Mgmt          Against                        Against
       REFLECT THE APPROVED AGREEMENTS, ITS TERMS
       AND CONDITIONS, AS SET FORTH IN THE COMPANY'S
       NOTICE OF MEETING ENCLOSED HEREWITH. *

02     APPROVAL TO ADOPT THE NECESSARY PROCEDURES TO             Mgmt          Against                        Against
       FORMALIZE THE AGREEMENTS REACHED AT THE EXTRAORDINARY
       SHAREHOLDERS' MEETING.




--------------------------------------------------------------------------------------------------------------------------
 CPFL ENERGIA S.A.                                                                           Agenda Number:  933023880
--------------------------------------------------------------------------------------------------------------------------
        Security:  126153105
    Meeting Type:  Special
    Meeting Date:  23-Apr-2009
          Ticker:  CPL
            ISIN:  US1261531057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     TO ACKNOWLEDGE MANAGEMENT'S ACCOUNTS, EXAMINE,            Mgmt          For                            For
       DISCUSS AND VOTE ON THE COMPANY'S FINANCIAL
       STATEMENTS, THE REPORT OF THE INDEPENDENT AUDITORS
       AND THE REPORT OF THE FISCAL COUNCIL, RELATIVE
       TO THE YEAR ENDED DECEMBER 31, 2008.

O2     TO APPROVE THE PROPOSAL FOR THE ALLOCATION OF             Mgmt          For                            For
       YEAR 2008 NET INCOME AND DIVIDEND DISTRIBUTION.

O3     TO ELECT THE EFFECTIVE MEMBERS AND DEPUTY MEMBERS         Mgmt          Abstain                        Against
       TO THE BOARD OF DIRECTORS.

O4     TO SET THE GLOBAL COMPENSATION OF THE COMPANY'S           Mgmt          Abstain                        Against
       BOARD OF DIRECTORS AND THE BOARD OF EXECUTIVE
       OFFICERS.

O5     TO ELECT THE EFFECTIVE MEMBERS AND DEPUTY MEMBERS         Mgmt          Abstain                        Against
       OF THE FISCAL COUNCIL.

O6     TO SET THE FEES OF THE MEMBERS OF THE FISCAL              Mgmt          Abstain                        Against
       COUNCIL.

E1     TO CHANGE THE WORDING OF THE CAPUT AND ITEMS              Mgmt          For                            For
       "A" AND "B" OF THE SOLE PARAGRAPH OF ARTICLE
       19 OF (AND CONSOLIDATE) THE COMPANY'S BYLAWS.
       TO INCLUDE CHANGES IN THE COMPANY'S EXECUTIVE
       BOARD, ALL AS MORE FULLY DESCRIBED IN THE PROXY
       STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 ELETROBRAS: C.E.B. S.A.                                                                     Agenda Number:  933066400
--------------------------------------------------------------------------------------------------------------------------
        Security:  15234Q207
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2009
          Ticker:  EBR
            ISIN:  US15234Q2075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     MANAGEMENT REPORT, FINANCIAL STATEMENTS AND               Mgmt          Abstain                        Against
       OPINION OF THE FISCAL COUNCIL, REGARDING THE
       FINANCIAL YEAR ENDED ON DECEMBER 31, 2008.

02     CAPITAL BUDGET FOR THE FINANCIAL YEAR OF 2009.            Mgmt          Against                        Against

03     ALLOCATION OF THE NET INCOME OF THE FINANCIAL             Mgmt          Against                        Against
       YEAR AND DISTRIBUTION OF SHAREHOLDERS' REMUNERATION.

04     ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS.            Mgmt          Abstain                        Against

05     ELECTION OF MEMBERS OF THE FISCAL COUNCIL AND             Mgmt          Abstain                        Against
       RESPECTIVE ALTERNATES.

06     DEFINITION OF REMUNERATION OF THE MEMBERS OF              Mgmt          Abstain                        Against
       THE BOARD OF DIRECTORS, FISCAL COUNCIL AND
       BOARD OF EXECUTIVE OFFICERS.

07     MEDIA IN WHICH THE FINANCIAL STATEMENT OF THE             Mgmt          For                            For
       COMPANY REGARDING THE FINANCIAL YEAR WILL BE
       PUBLISHED.




--------------------------------------------------------------------------------------------------------------------------
 EMBRAER-EMPRESA BRASILEIRA                                                                  Agenda Number:  933050596
--------------------------------------------------------------------------------------------------------------------------
        Security:  29081M102
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2009
          Ticker:  ERJ
            ISIN:  US29081M1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     EXAMINE, DISCUSS AND VOTE FOR THE APPROVAL OF             Mgmt          For                            For
       THE FINANCIAL STATEMENTS PRESENTED BY THE MANAGEMENT
       IN CONNECTION WITH THE FISCAL YEAR ENDED IN
       DECEMBER 31, 2008

02     ALLOCATION OF NET PROFITS RECORDED IN THE FISCAL          Mgmt          For                            For
       YEAR ENDED DECEMBER 31, 2008

03     ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS         Mgmt          For                            For
       FOR THE PERIOD OF 2009/2011 AND THE NOMINATION
       OF ITS CHAIRMAN AND VICE CHAIRMAN

04     ELECTION OF THE MEMBERS OF THE FISCAL BOARD               Mgmt          For                            For
       FOR THE PERIOD OF 2009/2010 AND DESIGNATION
       OF ITS CHAIRMAN, VICE CHAIRMAN AND FINANCIAL
       EXPERT

05     SETTING OF THE ANNUAL AMOUNT FOR DISTRIBUTION             Mgmt          Abstain                        Against
       AMONG THE MANAGEMENT (EXECUTIVE OFFICERS, DIRECTORS
       AND MEMBERS OF THE COMMITTEES OF THE BOARD
       OF DIRECTORS) OF THE COMPANY

06     SET THE COMPENSATION OF THE MEMBERS OF THE FISCAL         Mgmt          For                            For
       BOARD




--------------------------------------------------------------------------------------------------------------------------
 EMPRESA NACIONAL DE ELECTRICIDAD S.A.                                                       Agenda Number:  933022030
--------------------------------------------------------------------------------------------------------------------------
        Security:  29244T101
    Meeting Type:  Annual
    Meeting Date:  15-Apr-2009
          Ticker:  EOC
            ISIN:  US29244T1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF ANNUAL REPORT, BALANCE SHEET, FINANCIAL       Mgmt          For                            For
       STATEMENTS, AND REPORT OF THE EXTERNAL AUDITORS
       AND ACCOUNTS INSPECTORS.*

02     PROFIT DISTRIBUTION FOR THE PERIOD AND DIVIDEND           Mgmt          For                            For
       PAYMENTS.

04     APPROVAL OF THE INVESTMENTS AND FINANCING POLICY          Mgmt          For                            For
       PROPOSED BY THE BOARD OF DIRECTORS.

05     SETTING THE COMPENSATION OF THE BOARD OF DIRECTORS.       Mgmt          Abstain                        Against

06     SETTING THE COMPENSATION OF THE DIRECTORS' COMMITTEE      Mgmt          Abstain                        Against
       AND AUDIT COMMITTEE AND BUDGET DETERMINATIONS
       FOR 2009.

08     APPOINTMENT OF INDEPENDENT EXTERNAL AUDITORS.             Mgmt          For                            For

09     APPOINTMENT OF TWO ACCOUNTS INSPECTORS INCLUDING          Mgmt          Abstain                        Against
       TWO DEPUTIES, AND SETTING OF THEIR COMPENSATION.

10     OTHER MATTERS OF CORPORATE INTEREST, AND INFORMATION      Mgmt          For                            For
       REGARDING TRANSACTIONS REFERRED TO IN ARTICLE
       44 OF LAW 18,046.*** *NOTE* VOTING CUT-OFF
       DATE: APRIL 13, 2009 AT 10:00 A.M. EDT.




--------------------------------------------------------------------------------------------------------------------------
 ENERSIS S.A.                                                                                Agenda Number:  933022042
--------------------------------------------------------------------------------------------------------------------------
        Security:  29274F104
    Meeting Type:  Annual
    Meeting Date:  15-Apr-2009
          Ticker:  ENI
            ISIN:  US29274F1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF ANNUAL REPORT, BALANCE SHEET, FINANCIAL       Mgmt          For                            For
       STATEMENTS AND REPORT OF THE EXTERNAL AUDITORS
       AND ACCOUNT INSPECTORS FOR THE YEAR ENDED ON
       DECEMBER 31, 2008.*

02     PROFIT DISTRIBUTION FOR THE PERIOD AND DIVIDEND           Mgmt          For                            For
       PAYMENTS.

03     SETTING THE COMPENSATION OF THE BOARD OF DIRECTORS.       Mgmt          Abstain                        Against

04     SETTING THE COMPENSATION OF THE DIRECTORS' COMMITTEE      Mgmt          Abstain                        Against
       AND AUDIT COMMITTEE AND BUDGET DETERMINATIONS
       FOR 2009.

06     APPOINTMENT OF INDEPENDENT EXTERNAL AUDITORS.             Mgmt          For                            For

07     APPOINTMENT OF TWO ACCOUNT INSPECTORS, INCLUDING          Mgmt          Abstain                        Against
       TWO DEPUTIES, AND SETTING OF THEIR COMPENSATION.

08     APPOINTMENT OF RISK RATING AGENCIES.                      Mgmt          Abstain                        Against

09     APPROVAL OF THE INVESTMENTS AND FINANCING POLICY.         Mgmt          For                            For

13     OTHER MATTERS OF INTEREST AND COMPETENCE OF               Mgmt          Against                        Against
       THE GENERAL ORDINARY SHAREHOLDERS' MEETING.

14     OTHER NECESSARY RESOLUTIONS FOR THE PROPER IMPLEMENTATION Mgmt          For                            For
       OF THE ABOVE MENTIONED AGREEMENTS.




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LIMITED                                                                Agenda Number:  933103157
--------------------------------------------------------------------------------------------------------------------------
        Security:  456788108
    Meeting Type:  Annual
    Meeting Date:  20-Jun-2009
          Ticker:  INFY
            ISIN:  US4567881085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE, CONSIDER AND ADOPT THE BALANCE SHEET          Mgmt          For
       AS AT MARCH 31, 2009 AND THE PROFIT AND LOSS
       ACCOUNT FOR THE YEAR ENDED ON THAT DATE AND
       THE REPORT OF THE DIRECTORS AND AUDITORS THEREON.

02     TO DECLARE A FINAL DIVIDEND FOR THE FINANCIAL             Mgmt          For
       YEAR ENDED MARCH 31, 2009.

03     TO APPOINT A DIRECTOR IN PLACE OF DEEPAK M.               Mgmt          For
       SATWALEKAR, WHO RETIRES BY ROTATION AND, BEING
       ELIGIBLE, SEEKS RE-APPOINTMENT.

04     TO APPOINT A DIRECTOR IN PLACE OF DR. OMKAR               Mgmt          For
       GOSWAMI, WHO RETIRES BY ROTATION AND, BEING
       ELIGIBLE, SEEKS RE-APPOINTMENT.

05     TO APPOINT A DIRECTOR IN PLACE OF RAMA BIJAPURKAR,        Mgmt          For
       WHO RETIRES BY ROTATION AND, BEING ELIGIBLE,
       SEEKS RE-APPOINTMENT.

06     TO APPOINT A DIRECTOR IN PLACE OF DAVID L. BOYLES,        Mgmt          For
       WHO RETIRES BY ROTATION AND, BEING ELIGIBLE,
       SEEKS RE-APPOINTMENT.

07     TO APPOINT A DIRECTOR IN PLACE OF PROF. JEFFREY           Mgmt          For
       S. LEHMAN, WHO RETIRES BY ROTATION AND, BEING
       ELIGIBLE, SEEKS RE-APPOINTMENT.

08     TO APPOINT AUDITORS TO HOLD OFFICE FROM THE               Mgmt          For
       CONCLUSION OF THE ANNUAL GENERAL MEETING HELD
       ON JUNE 20, 2009, UNTIL THE CONCLUSION OF THE
       NEXT ANNUAL GENERAL MEETING, AND TO FIX THEIR
       REMUNERATION.

09     TO APPOINT K.V. KAMATH AS DIRECTOR, LIABLE TO             Mgmt          For
       RETIRE BY ROTATION.




--------------------------------------------------------------------------------------------------------------------------
 JSC MMC NORILSK NICKEL                                                                      Agenda Number:  932983186
--------------------------------------------------------------------------------------------------------------------------
        Security:  46626D108
    Meeting Type:  Special
    Meeting Date:  26-Dec-2008
          Ticker:  NILSY
            ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO TERMINATE PRE-TERM THE POWERS OF THE BOARD             Mgmt          For                            For
       OF DIRECTORS OF OJSC MMC NORILSK NICKEL.




--------------------------------------------------------------------------------------------------------------------------
 JSC MMC NORILSK NICKEL                                                                      Agenda Number:  933108703
--------------------------------------------------------------------------------------------------------------------------
        Security:  46626D108
    Meeting Type:  Consent
    Meeting Date:  30-Jun-2009
          Ticker:  NILSY
            ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE MMC NORILSK NICKEL'S 2008 ANNUAL               Mgmt          For                            For
       REPORT.

02     TO APPROVE MMC NORILSK NICKEL'S 2008 ANNUAL               Mgmt          For                            For
       ACCOUNTING STATEMENTS INCLUDING PROFIT AND
       LOSS STATEMENT.

03     TO APPROVE DISTRIBUTION OF MMC NORILSK NICKEL'S           Mgmt          For                            For
       PROFITS AND LOSSES FOR 2008.

04     NOT TO PAY DIVIDENDS ON MMC NORILSK NICKEL'S              Mgmt          For                            For
       SHARES FOR THE YEAR 2008.

6A     TO ELECT THE MEMBER OF THE REVISION COMMISSION:           Mgmt          For                            For
       NATALIA V. GOLOLOBOVA (DEPUTY CHIEF FINANCIAL
       OFFICER, INTEGRATED FINANCIAL SYSTEMS LLC)

6B     TO ELECT THE MEMBER OF THE REVISION COMMISSION:           Mgmt          For                            For
       ALEXEY A. KARGACHOV (DIRECTOR OF THE INTERNAL
       CONTROL DEPARTMENT, OJSC MMC NORILSK NICKEL)

6C     TO ELECT THE MEMBER OF THE REVISION COMMISSION:           Mgmt          For                            For
       NATALIA N. PANPHIL (DEPUTY DIRECTOR OF THE
       INTERNAL CONTROL DEPARTMENT - CHIEF OF THE
       CONTROL AND REVISION DIVISION, OJSC MMC NORILSK
       NICKEL)

6D     TO ELECT THE MEMBER OF THE REVISION COMMISSION:           Mgmt          For                            For
       DMITRY V. PERSHINKOV (CHIEF OF THE TAX PLANNING
       DIVISION OF THE ACCOUNTING, TAXATION AND FINANCIAL
       REPORTING DEPARTMENT, OJSC MMC NORILSK NICKEL)

6E     TO ELECT THE MEMBER OF THE REVISION COMMISSION:           Mgmt          For                            For
       TAMARA A. SIROTKINA (DEPUTY CHIEF OF THE CLAIM
       ADMINISTRATION DIVISION - CHIEF OF THE ADMINISTRATIVE
       AND LEGAL DISPUTES SECTOR OF THE LEGAL DEPARTMENT,
       OJSC MMC NORILSK NICKEL)

07     TO APPROVE ROSEXPERTIZA LLC AS AUDITOR OF MMC             Mgmt          For                            For
       NORILSK NICKEL'S 2009 RUSSIAN ACCOUNTING STATEMENTS.

08     TO APPROVE THE NEW VERSION OF THE CHARTER OF              Mgmt          For                            For
       OJSC MMC NORILSK NICKEL.

09     TO APPROVE THE NEW VERSION OF THE REGULATIONS             Mgmt          For                            For
       ON THE BOARD OF DIRECTORS OF OJSC MMC NORILSK
       NICKEL.

10     TO APPROVE THE REGULATIONS ON THE MANAGEMENT              Mgmt          For                            For
       BOARD OF OJSC MMC NORILSK NICKEL.

11A    1) ESTABLISH THAT PRINCIPAL AMOUNT OF REMUNERATION        Mgmt          For                            For
       TO BE PAID TO INDEPENDENT DIRECTOR, 2) ESTABLISH
       THAT ADDITIONAL REMUNERATION IN AMOUNT OF USD
       31,250 PER QUARTER, SHALL BE PAID, 3) ESTABLISH
       PRINCIPAL AMOUNT OF REMUNERATION TO BE PAID
       TO CHAIRMAN OF BOARD OF DIRECTORS IN CASE HE
       IS AN INDEPENDENT DIRECTOR, SHALL BE USD 2,500,000
       PER YEAR, 4) ESTABLISH THAT AMOUNT OF ANNUAL
       BONUS TO BE PAID TO A CHAIRMAN OF THE BOARD
       OF DIRECTORS 5) REMUNERATION SUMS MENTIONED
       IN CLAUSES 1, 2, 3 AND 4 OF THIS RESOLUTION
       SHALL BE PAID FOR THE PERIOD FROM JULY 1, 2009
       AND TO THE DATE.

11B    1) TO APPROVE THE INCENTIVE PROGRAM - OPTION              Mgmt          For                            For
       PLAN FOR INDEPENDENT DIRECTORS OF OJSC MMC
       NORILSK NICKEL, (2) TO ESTABLISH THAT THE PROGRAM
       SHALL BE VALID FROM JULY 1, 2009 TO JUNE 30,
       2010.

12     THE VALUE OF PROPERTY BEING THE SUBJECT OF INTERRELATED   Mgmt          For                            For
       TRANSACTIONS TO INDEMNIFY MEMBERS OF THE BOARD
       OF DIRECTORS AND MEMBERS OF MANAGEMENT BOARD
       OF OJSC MMC NORILSK NICKEL AGAINST DAMAGES
       THE AFOREMENTIONED PERSONS MAY INCUR IN THEIR
       RESPECTIVE POSITIONS MENTIONED ABOVE SHALL
       NOT EXCEED USD 115,000,000 (ONE HUNDRED FIFTEEN
       MILLION US DOLLARS) FOR EACH TRANSACTION.

13     TO APPROVE INTERRELATED TRANSACTIONS, TO WHICH            Mgmt          For                            For
       ALL MEMBERS OF THE BOARD OF DIRECTORS AND MEMBERS
       OF THE MANAGEMENT BOARD OF OJSC MMC NORILSK
       NICKEL ARE INTERESTED PARTIES, AND WHICH INVOLVE
       THE OBLIGATIONS OF OJSC MMC NORILSK NICKEL
       TO INDEMNIFY MEMBERS OF THE BOARD OF DIRECTORS
       AND MEMBERS OF THE MANAGEMENT BOARD OF OJSC
       MMC NORILSK NICKEL AGAINST DAMAGES THE AFOREMENTIONED
       PERSONS MAY INCUR IN THEIR RESPECTIVE POSITIONS
       MENTIONED ABOVE, SHALL NOT EXCEED USD 115,000,000
       (ONE HUNDRED FIFTEEN MILLION US DOLLARS) FOR
       EACH SUCH PERSON.

14     TO ESTABLISH THAT THE VALUE OF SERVICES INVOLVING         Mgmt          For                            For
       LIABILITY INSURANCE FOR MEMBERS OF THE BOARD
       OF DIRECTORS AND MEMBERS OF THE MANAGEMENT
       BOARD OF OJSC MMC NORILSK NICKEL WITH LIABILITY
       LIMITED TO USD 150,000,000 (ONE HUNDRED FIFTY
       MILLION US DOLLARS) AND ADDITIONAL INSURANCE
       COVERAGE LIMIT OF USD 50,000,000 (FIFTY MILLION
       US DOLLARS) SHALL NOT EXCEED USD 1,200,000
       (ONE MILLION TWO HUNDRED THOUSAND US DOLLARS).

15     TO APPROVE THE TRANSACTION, TO WHICH ALL MEMBERS          Mgmt          For                            For
       OF THE BOARD OF DIRECTORS AND MEMBERS OF THE
       MANAGEMENT BOARD ARE INTERESTED PARTIES, INVOLVING
       LIABILITY INSURANCE FOR MEMBERS OF THE BOARD
       OF DIRECTORS AND MEMBERS OF THE MANAGEMENT
       BOARD WHO WILL BE BENEFICIARY PARTIES TO TRANSACTION
       BY RUSSIAN INSURANCE COMPANY, FOR THE ONE-YEAR
       TERM WITH LIABILITY LIMITED TO USD 150,000,000
       (ONE HUNDRED FIFTY MILLION US DOLLARS) AND
       ADDITIONAL INSURANCE COVERAGE LIMIT OF USD
       50,000,000, (FIFTY MILLION US DOLLARS) AND
       WITH PREMIUM TO INSURER NOT EXCEEDING USD 1,200,000.




--------------------------------------------------------------------------------------------------------------------------
 JSC MMC NORILSK NICKEL                                                                      Agenda Number:  933121042
--------------------------------------------------------------------------------------------------------------------------
        Security:  46626D108
    Meeting Type:  Annual
    Meeting Date:  30-Jun-2009
          Ticker:  NILSY
            ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

5A     ELECTION OF DIRECTOR: GUERMAN R. ALIEV (DEPUTY            Mgmt          No vote
       GENERAL DIRECTOR OF CJSC INTERROS HOLDING COMPANY)

5B     ELECTION OF DIRECTOR: SERGEY L. BATEKHIN (DEPUTY          Mgmt          No vote
       GENERAL DIRECTOR OF CJSC INTERROS HOLDING COMPANY)

5C     ELECTION OF DIRECTOR: ANDREY E. BOUGROV (MANAGING         Mgmt          No vote
       DIRECTOR OF CJSC INTERROS HOLDING COMPANY)

5D     ELECTION OF DIRECTOR: ALEXANDER S. VOLOSHIN               Mgmt          No vote
       (CHAIRMAN OF THE BOARD OF DIRECTORS OF OJSC
       MMC NORILSK NICKEL)

5E     ELECTION OF DIRECTOR: ANDREY A. KLISHAS (VICE-PRESIDENT   Mgmt          No vote
       OF CJSC INTERRORS HOLDING COMPANY)

5F     ELECTION OF DIRECTOR: VALERY V. LUKYANENKO (MEMBER        Mgmt          No vote
       OF THE MANAGEMENT BOARD, HEAD OF FIRST CORPORATE
       BUSINESS UNIT OJSC VTB BANK)

5G     ELECTION OF DIRECTOR: ALEXANDER POLEVOY (DEPUTY           Mgmt          No vote
       GENERAL DIRECTOR FOR FINANCES OF CJSC INTERROS
       HOLDING COMPANY)

5H     ELECTION OF DIRECTOR: ANTON V. CHERNY (DEPUTY             Mgmt          No vote
       GENERAL DIRECTOR FOR INVESTMENTS OF CJSC INTERROS
       HOLDING COMPANY)

5I     ELECTION OF DIRECTOR: BRADFORD ALLAN MILLS (EX-CEO,       Mgmt          No vote
       LONMIN PLC)

5J     ELECTION OF DIRECTOR: JOHN GERARD HOLDEN (CONSULTANT      Mgmt          No vote
       OF ROCKBURY SERVICES INC. (PRIVATE))

5K     ELECTION OF DIRECTOR: VASILY N. TITOV (DEPUTY             Mgmt          No vote
       PRESIDENT - CHAIRMAN OF THE MANAGEMENT BOARD
       OF OJSC VTB BANK)

5L     ELECTION OF DIRECTOR: VLADIMIR I. STRZHALKOVSKY           Mgmt          No vote
       (GENERAL DIRECTOR - CHAIRMAN OF THE MANAGEMENT
       BOARD OF OJSC MMC NORILSK NICKEL)

5M     ELECTION OF DIRECTOR: DMITRY O. AFANASYEV (PARTNER        Mgmt          No vote
       OF YAGOROV, PUGINSKY, AFANASYEV & PARTNERS)

5N     ELECTION OF DIRECTOR: ANATOLY B. BALLO (MEMBER            Mgmt          No vote
       OF THE MANAGEMENT BOARD - DEPUTY CHAIRMAN OF
       STATE CORPORATION "BANK FOR DEVELOPMENT AND
       FOREIGN ECONOMIC AFFAIRS (VNESHECONOMBANK)")

5O     ELECTION OF DIRECTOR: ALEXANDER S. BULYGIN (CHAIRMAN      Mgmt          No vote
       OF THE BOARD OF DIRECTORS OF EN+ LLC)

5P     ELECTION OF DIRECTOR: ARTEM O. VOLYNETS (DIRECTOR         Mgmt          No vote
       FOR STRATEGY AND CORPORATE GOVERNANCE OF CJSC
       RUSAL GLOBAL MANAGEMENT B.V.)

5Q     ELECTION OF DIRECTOR: VADIM V. GERASKIN (DIRECTOR         Mgmt          No vote
       FOR RELATIONS WITH NATURAL MONOPOLIES OF CJSC
       RUSAL GLOBAL MANAGEMENT B.V.)

5R     ELECTION OF DIRECTOR: MAXIM A. GOLDMAN (DEPUTY            Mgmt          No vote
       DIRECTOR FOR INVESTMENTS OF A BRANCH OF JSC
       RENOVA MANAGEMENT AG)

5S     ELECTION OF DIRECTOR: DMITRY V. RAZUMOV (GENERAL          Mgmt          No vote
       DIRECTOR OF ONEXIM GROUP LLC)

5T     ELECTION OF DIRECTOR: MAXIM M. SOKOV (DIRECTOR,           Mgmt          No vote
       INVESTMENT MANAGEMENT, RUSAL GLOBAL MANAGEMENT
       B.V.)

5U     ELECTION OF DIRECTOR: VLADISLAV A. SOLOVIEV               Mgmt          No vote
       (GENERAL DIRECTOR OF EN+ MANAGEMENT LLC)

5V     ELECTION OF DIRECTOR: IGOR A. KOMAROV (ADVISOR            Mgmt          No vote
       TO GENERAL DIRECTOR OF STATE CORPORATION "RUSSIAN
       TECHNOLOGIES")

5W     ELECTION OF DIRECTOR: ARDAVAN MOSHIRI (CHAIRMAN           Mgmt          No vote
       OF THE BOARD OF DIRECTORS AT METALLOINVEST
       MANAGEMENT COMPANY)




--------------------------------------------------------------------------------------------------------------------------
 KB FINANCIAL GROUP INC                                                                      Agenda Number:  933010768
--------------------------------------------------------------------------------------------------------------------------
        Security:  48241A105
    Meeting Type:  Annual
    Meeting Date:  27-Mar-2009
          Ticker:  KB
            ISIN:  US48241A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF NON-CONSOLIDATED FINANCIAL STATEMENTS         Mgmt          For                            For
       (BALANCE SHEET, INCOME STATEMENT AND STATEMENT
       OF APPROPRIATION OF RETAINED EARNINGS) FOR
       THE FISCAL YEAR 2008, AS SET FORTH IN THE COMPANY'S
       NOTICE OF MEETING ENCLOSED HEREWITH.

02     AMENDMENT OF THE ARTICLES OF INCORPORATION,               Mgmt          For                            For
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

03     APPOINTMENT OF NON-EXECUTIVE DIRECTOR(S), AS              Mgmt          For                            For
       SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

04     APPOINTMENT OF CANDIDATE(S) FOR THE MEMBERS               Mgmt          For                            For
       OF THE AUDIT COMMITTEE, WHO ARE NON-EXECUTIVE
       DIRECTORS, AS SET FORTH IN THE COMAPNY'S NOTICE
       OF MEETING ENCLOSED HEREWITH.

05     APPROVAL OF THE AGGREGATE REMUNERATION LIMIT              Mgmt          For                            For
       FOR DIRECTORS, AS SET FORTH IN THE COMPANY'S
       NOTICE OF MEETING ENCLOSED HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 KOOKMIN BANK                                                                                Agenda Number:  932944829
--------------------------------------------------------------------------------------------------------------------------
        Security:  50049M109
    Meeting Type:  Special
    Meeting Date:  25-Aug-2008
          Ticker:  KB
            ISIN:  US50049M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE STOCK TRANSFER PLAN TO ESTABLISH          Mgmt          Against                        Against
       A FINANCIAL HOLDING COMPANY THROUGH A COMPREHENSIVE
       STOCK TRANSFER.

02     APPROVAL OF AN AMENDMENT IN THE SETTLEMENT METHOD         Mgmt          For                            For
       FOR KOOKMIN BANK'S OUTSTANDING STOCK OPTIONS.




--------------------------------------------------------------------------------------------------------------------------
 KT CORPORATION                                                                              Agenda Number:  932986904
--------------------------------------------------------------------------------------------------------------------------
        Security:  48268K101
    Meeting Type:  Special
    Meeting Date:  14-Jan-2009
          Ticker:  KTC
            ISIN:  US48268K1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF AMENDMENT OF THE ARTICLES OF INCORPORATION    Mgmt          No vote

02     ELECTION OF PRESIDENT                                     Mgmt          No vote

3A     ELECTION OF INDEPENDENT AND NON-EXECUTIVE DIRECTOR        Mgmt          No vote
       OF AUDIT: SI-CHIN KANG

3B     ELECTION OF INDEPENDENT AND NON-EXECUTIVE DIRECTOR        Mgmt          No vote
       OF AUDIT: IN-MAN SONG

3C     ELECTION OF INDEPENDENT AND NON-EXECUTIVE DIRECTOR        Mgmt          No vote
       OF AUDIT: JOON PARK

04     APPROVAL OF EMPLOYMENT CONTRACT FOR THE PRESIDENT         Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 KT CORPORATION                                                                              Agenda Number:  933003888
--------------------------------------------------------------------------------------------------------------------------
        Security:  48268K101
    Meeting Type:  Special
    Meeting Date:  27-Mar-2009
          Ticker:  KTC
            ISIN:  US48268K1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF MERGER AGREEMENT BETWEEN KT CORPORATION       Mgmt          For                            For
       AND KT FREETEL, CO., LTD.

02     AMENDMENT OF ARTICLES OF INCORPORATION.                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 L.G. PHILIPS LCD CO., LTD.                                                                  Agenda Number:  933003193
--------------------------------------------------------------------------------------------------------------------------
        Security:  50186V102
    Meeting Type:  Annual
    Meeting Date:  13-Mar-2009
          Ticker:  LPL
            ISIN:  US50186V1026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      TO APPROVE THE NON-CONSOLIDATED BALANCE SHEET,            Mgmt          For                            For
       NON-CONSOLIDATED INCOME STATEMENT & NON-CONSOLIDATED
       STATEMENT OF APPROPRIATIONS OF RETAINED EARNINGS
       OF FISCAL YEAR 2008 (CASH DIVIDEND PER SHARE
       : KRW 500), AS SET FORTH IN THE COMPANY'S NOTICE
       OF MEETING ENCLOSED HEREWITH.

B      TO APPROVE THE AMENDMENT OF THE ARTICLES OF               Mgmt          For                            For
       INCORPORATION, AS SET FORTH IN THE COMPANY'S
       NOTICE OF MEETING ENCLOSED HEREWITH.

C      TO APPROVE THE REMUNERATION LIMIT FOR DIRECTORS           Mgmt          For                            For
       IN 2009, AS SET FORTH IN THE COMPANY'S NOTICE
       OF MEETING ENCLOSED HEREWITH.

D      AMENDMENT TO THE REGULATION OF SEVERANCE PAYMENT          Mgmt          For                            For
       TO DIRECTORS AND EXECUTIVE OFFICERS.




--------------------------------------------------------------------------------------------------------------------------
 MAGYAR TELEKOM PLC                                                                          Agenda Number:  933114100
--------------------------------------------------------------------------------------------------------------------------
        Security:  559776109
    Meeting Type:  Special
    Meeting Date:  29-Jun-2009
          Ticker:  MTA
            ISIN:  US5597761098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

02     APPROVAL OF THE WRITTEN REPORT OF SENIOR OFFICERS         Mgmt          For                            For

03     STATEMENT OF THE INDEPENDENT AUDITOR ON THE               Mgmt          For                            For
       TRANSFORMATION AND THAT THE PLANNED TRANSFORMATION
       WILL NOT ENDANGER THE SATISFACTION OF CREDITORS
       CLAIMS TOWARDS THE COMPANY

04     OPINION OF THE SUPERVISORY BOARD AND THE AUDIT            Mgmt          For                            For
       COMMITTEE ON THE TRANSFORMATION

05     DECISION ON THE CLOSING DRAFT BALANCE SHEET               Mgmt          For                            For
       AND DRAFT MERGER INVENTORY OF MAGYAR TELEKOM
       NYRT

06     DECISION ON THE SUM OF THE PROPORTIONATE ASSETS           Mgmt          For                            For
       DUE TO PERSONS WHO DO NOT WISH TO REMAIN SHAREHOLDERS
       OF MAGYAR TELEKOM, AS THE SUCCESSOR COMPANY
       AND ON THE WAY OF SETTLEMENT WITH THEM

08     ESTABLISHMENT OF THE NUMBER OF PERSONS WHO DO             Mgmt          For                            For
       NOT WISH TO REMAIN SHAREHOLDERS OF THE SUCCESSOR
       COMPANY AND THE NUMBER OF THEIR SHARES

09     DECISION ON THE DRAFT BALANCE SHEET AND DRAFT             Mgmt          For                            For
       INVENTORY OF MAGYAR TELEKOM NYRT., AS THE SUCCESSOR
       COMPANY, WITH REGARD TO CHANGES OF THE DRAFT
       BALANCE SHEET DUE TO POSSIBLE DEPARTING SHAREHOLDERS

10A    DECISION ON THE TRANSFORMATION                            Mgmt          For                            For

10B    APPROVAL OF THE MERGER AGREEMENT                          Mgmt          For                            For

11A    DECISION ON THE AMENDMENT OF THE ARTICLES OF              Mgmt          For                            For
       ASSOCIATION OF THE COMPANY: 1.4. SITES AND
       BRANCH OFFICES OF THE COMPANY

11B    DECISION ON THE AMENDMENT OF THE ARTICLES OF              Mgmt          For                            For
       ASSOCIATION OF THE COMPANY: 1.8. LEGAL SUCCESSION

11C    DECISION ON THE AMENDMENT OF THE ARTICLES OF              Mgmt          For                            For
       ASSOCIATION OF THE COMPANY: 1.7. SHARE CAPITAL
       OF THE COMPANY; 2.1. SHARES

11D    DECISION ON THE AMENDMENT OF THE ARTICLES OF              Mgmt          For                            For
       ASSOCIATION OF THE COMPANY: 15.2. NOTICES

11E    DECISION ON THE AMENDMENT OF THE ARTICLES OF              Mgmt          For                            For
       ASSOCIATION OF THE COMPANY: 15.5. MISCELLANEOUS

12     APPROVAL OF THE NEW ARTICLES OF ASSOCIATION               Mgmt          For                            For
       OF THE SUCCESSOR COMPANY




--------------------------------------------------------------------------------------------------------------------------
 OAO GAZPROM                                                                                 Agenda Number:  933102662
--------------------------------------------------------------------------------------------------------------------------
        Security:  368287207
    Meeting Type:  Annual
    Meeting Date:  26-Jun-2009
          Ticker:  OGZPY
            ISIN:  US3682872078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVE THE ANNUAL REPORT OF OAO "GAZPROM" FOR            Mgmt          For
       2008.

02     APPROVE THE ANNUAL ACCOUNTING STATEMENTS, INCLUDING       Mgmt          For
       THE PROFIT AND LOSS REPORT OF THE COMPANY BASED
       ON THE RESULTS OF 2008.

03     APPROVE THE DISTRIBUTION OF PROFIT OF THE COMPANY         Mgmt          For
       BASED ON THE RESULTS OF 2008.

04     APPROVE THE AMOUNT OF, TIME FOR AND FORM OF               Mgmt          For
       PAYMENT OF ANNUAL DIVIDENDS ON THE COMPANY'S
       SHARES THAT HAVE BEEN PROPOSED BY THE BOARD
       OF DIRECTORS OF THE COMPANY.

05     APPROVE CLOSED JOINT STOCK COMPANY PRICEWATERHOUSECOOPERS Mgmt          For
       AUDIT AS THE COMPANY'S EXTERNAL AUDITOR.

06     PAY REMUNERATION TO MEMBERS OF THE BOARD OF               Mgmt          For
       DIRECTORS AND AUDIT COMMISSION OF THE COMPANY
       IN THE AMOUNTS RECOMMENDED BY THE BOARD OF
       DIRECTORS OF THE COMPANY.

G1     APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT
       STOCK COMPANY) REGARDING RECEIPT BY OAO GAZPROM
       OF FUNDS IN A MAXIMUM SUM OF 500 MILLION U.S.
       DOLLARS OR ITS EQUIVALENT IN RUBLES OR EUROS.

G2     APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND SBERBANK OF RUSSIA
       OAO REGARDING RECEIPT BY OAO GAZPROM OF FUNDS
       IN A MAXIMUM SUM OF 1.5 BILLION U.S. DOLLARS
       OR ITS EQUIVALENT IN RUBLES OR EUROS.

G3     APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO VTB BANK REGARDING
       RECEIPT BY OAO GAZPROM OF FUNDS IN A MAXIMUM
       SUM OF 1 BILLION U.S. DOLLARS OR ITS EQUIVALENT
       IN RUBLES OR EUROS.

J1     ELECT ARKHIPOV DMITRY ALEXANDROVICH TO THE AUDIT          Mgmt          For
       COMMISSION OF OAO "GAZPROM"

J2     ELECT BIKULOV VADIM KASYMOVICH TO THE AUDIT               Mgmt          For
       COMMISSION OF OAO "GAZPROM"

J3     ELECT ISHUTIN RAFAEL VLADIMIROVICH TO THE AUDIT           Mgmt          For
       COMMISSION OF OAO "GAZPROM"

J4     ELECT KOBZEV ANDREY NIKOLAEVICH TO THE AUDIT              Mgmt          For
       COMMISSION OF OAO "GAZPROM"

J5     ELECT LOBANOVA NINA VLADISLAVOVNA TO THE AUDIT            Mgmt          For
       COMMISSION OF OAO "GAZPROM"

J6     ELECT MIKHAILOVA SVETLANA SERGEEVNA TO THE AUDIT          Mgmt          For
       COMMISSION OF OAO "GAZPROM"

J7     ELECT NOSOV YURY STANISLAVOVICH TO THE AUDIT              Mgmt          Abstain
       COMMISSION OF OAO "GAZPROM"

J8     ELECT OZEROV SERGEY MIKHAILOVICH TO THE AUDIT             Mgmt          For
       COMMISSION OF OAO "GAZPROM"

J9     ELECT TIKHONOVA MARIYA GENNADIEVNA TO THE AUDIT           Mgmt          For
       COMMISSION OF OAO "GAZPROM"

J10    ELECT TULINOVA OLGA ALEXANDROVNA TO THE AUDIT             Mgmt          For
       COMMISSION OF OAO "GAZPROM"

J11    ELECT SHUBIN YURY IVANOVICH TO THE AUDIT COMMISSION       Mgmt          Abstain
       OF OAO "GAZPROM"




--------------------------------------------------------------------------------------------------------------------------
 OAO GAZPROM                                                                                 Agenda Number:  933103614
--------------------------------------------------------------------------------------------------------------------------
        Security:  368287207
    Meeting Type:  Annual
    Meeting Date:  26-Jun-2009
          Ticker:  OGZPY
            ISIN:  US3682872078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

004    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND STATE CORPORATION "BANK
       FOR DEVELOPMENT AND FOREIGN ECONOMIC AFFAIRS
       (VNESHECONOMBANK)" REGARDING RECEIPT BY OAO
       GAZPROM OF FUNDS IN A MAXIMUM SUM OF 6 BILLION
       U.S. DOLLARS OR ITS EQUIVALENT IN RUBLES OR
       EUROS.

005    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO ROSSELKHOZBANK
       REGARDING RECEIPT BY OAO GAZPROM OF FUNDS IN
       A MAXIMUM SUM OF 1.5 BILLION U.S. DOLLARS OR
       ITS EQUIVALENT IN RUBLES OR EUROS.

006    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: TRANSACTIONS
       BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT
       STOCK COMPANY), TO BE ENTERED INTO PURSUANT
       TO A LOAN FACILITY AGREEMENT BETWEEN OAO GAZPROM
       AND THE BANK, INVOLVING RECEIPT BY OAO GAZPROM
       OF FUNDS IN A MAXIMUM SUM OF 25 BILLION RUBLES.

007    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: TRANSACTIONS
       BETWEEN OAO GAZPROM AND SBERBANK OF RUSSIA
       OAO, TO BE ENTERED INTO PURSUANT TO A LOAN
       FACILITY AGREEMENT BETWEEN OAO GAZPROM AND
       THE BANK, INVOLVING RECEIPT BY OAO GAZPROM
       OF FUNDS IN A MAXIMUM SUM OF 17 BILLION RUBLES.

008    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: TRANSACTIONS
       BETWEEN OAO GAZPROM AND ZAO GAZENERGOPROMBANK,
       TO BE ENTERED INTO PURSUANT TO A LOAN FACILITY
       AGREEMENT BETWEEN OAO GAZPROM AND THE BANK,
       INVOLVING RECEIPT BY OAO GAZPROM OF FUNDS IN
       A MAXIMUM SUM OF 100 MILLION U.S. DOLLARS.

009    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: TRANSACTIONS
       BETWEEN OAO GAZPROM AND OAO VTB BANK, TO BE
       ENTERED INTO PURSUANT TO A LOAN FACILITY AGREEMENT
       BETWEEN OAO GAZPROM AND THE BANK, INVOLVING
       RECEIPT BY OAO GAZPROM OF FUNDS IN A MAXIMUM
       SUM OF 5 BILLION RUBLES.

010    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT
       STOCK COMPANY) PURSUANT TO WHICH GAZPROMBANK
       (OPEN JOINT STOCK COMPANY) WILL, UPON THE TERMS
       AND CONDITIONS ANNOUNCED BY IT, ACCEPT AND
       CREDIT FUNDS TRANSFERRED TO ACCOUNTS OPENED
       BY OAO GAZPROM AND CONDUCT OPERATIONS THROUGH
       THE ACCOUNTS.

011    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND SBERBANK OF RUSSIA
       OAO PURSUANT TO WHICH SBERBANK OF RUSSIA OAO
       WILL, UPON THE TERMS AND CONDITIONS ANNOUNCED
       BY IT, ACCEPT AND CREDIT FUNDS TRANSFERRED
       TO ACCOUNTS OPENED BY OAO GAZPROM AND CONDUCT
       OPERATIONS THROUGH THE ACCOUNTS IN ACCORDANCE
       WITH OAO GAZPROM'S INSTRUCTIONS.

012    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND ZAO GAZENERGOPROMBANK
       PURSUANT TO WHICH ZAO GAZENERGOPROMBANK WILL,
       UPON THE TERMS AND CONDITIONS ANNOUNCED BY
       IT, ACCEPT AND CREDIT FUNDS TRANSFERRED TO
       ACCOUNTS OPENED BY OAO GAZPROM AND CONDUCT
       OPERATIONS THROUGH THE ACCOUNTS IN ACCORDANCE
       WITH OAO GAZPROM'S INSTRUCTIONS.

013    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO VTB BANK PURSUANT
       TO WHICH OAO VTB BANK WILL, UPON THE TERMS
       AND CONDITIONS ANNOUNCED BY IT, ACCEPT AND
       CREDIT FUNDS TRANSFERRED TO ACCOUNTS OPENED
       BY OAO GAZPROM AND CONDUCT OPERATIONS THROUGH
       THE ACCOUNTS IN ACCORDANCE WITH OAO GAZPROM'S
       INSTRUCTIONS.

014    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT
       STOCK COMPANY) PURSUANT TO WHICH THE BANK WILL
       PROVIDE SERVICES TO OAO GAZPROM MAKING USE
       OF THE BANK - CLIENT ELECTRONIC PAYMENTS SYSTEM.

015    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND SBERBANK OF RUSSIA
       OAO PURSUANT TO WHICH SBERBANK OF RUSSIA OAO
       WILL PROVIDE SERVICES TO OAO GAZPROM MAKING
       USE OF THE CLIENT - SBERBANK ELECTRONIC PAYMENTS
       SYSTEM.

016    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND ZAO GAZENERGOPROMBANK
       PURSUANT TO WHICH ZAO GAZENERGOPROMBANK WILL
       PROVIDE SERVICES TO OAO GAZPROM MAKING USE
       OF THE BANK - CLIENT ELECTRONIC PAYMENTS.

017    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO VTB BANK PURSUANT
       TO WHICH OAO VTB BANK WILL PROVIDE SERVICES
       TO OAO GAZPROM MAKING USE OF THE BANK - CLIENT
       ELECTRONIC PAYMENTS SYSTEM.

018    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: FOREIGN
       CURRENCY PURCHASE / SALE TRANSACTIONS BETWEEN
       OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK
       COMPANY), TO BE ENTERED INTO UNDER THE GENERAL
       AGREEMENT ON THE CONDUCT OF CONVERSION OPERATIONS
       BETWEEN OAO GAZPROM AND THE BANK DATED AS OF
       SEPTEMBER 12, 2006, NO. 3446, IN A MAXIMUM
       SUM OF 500 MILLION U.S. DOLLARS OR ITS EQUIVALENT
       IN RUBLES, EUROS OR OTHER CURRENCY FOR EACH
       TRANSACTION.

019    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND  GAZPROMBANK (OPEN
       JOINT STOCK COMPANY) PURSUANT TO WHICH OAO
       GAZPROM WILL GRANT SURETYSHIPS TO SECURE PERFORMANCE
       OF OAO GAZPROM'S SUBSIDIARIES' OBLIGATIONS
       TO GAZPROMBANK (OPEN JOINT STOCK COMPANY).

020    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND SBERBANK OF RUSSIA
       OAO PURSUANT TO WHICH OAO GAZPROM WILL GRANT
       SURETYSHIPS TO SECURE PERFORMANCE OF OAO GAZPROM'S
       SUBSIDIARIES' OBLIGATIONS TO SBERBANK OF RUSSIA
       OAO.

021    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT
       STOCK COMPANY) PURSUANT TO WHICH OAO GAZPROM
       WILL GRANT SURETYSHIPS TO SECURE PERFORMANCE
       OF OAO GAZPROM'S SUBSIDIARIES' OBLIGATIONS
       TO GAZPROMBANK (OPEN JOINT STOCK COMPANY).

022    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENT
       BETWEEN OAO GAZPROM AND NORD STREAM AG PURSUANT
       TO WHICH OAO GAZPROM WILL ISSUE A GUARANTEE
       (SURETYSHIP) TO NORD STREAM AG TO SECURE PERPORMANCE
       OF OOO GAZPROM EXPORT'S OBLIGATIONS UNDER A
       GAS TRANSPORTATION AGREEMENT BETWEEN NORD STREAM
       AG AND OOO GAZPROM EXPORT.

023    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENT
       BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT
       STOCK COMPANY) PURSUANT TO WHICH GAZPROMBANK
       (OPEN JOINT STOCK COMPANY) UNDERTAKES UNDER
       INSTRUCTIONS OF OAO GAZPROM.

024    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO BELTRANSGAZ PURSUANT
       TO WHICH OAO GAZPROM WILL GRANT OAO BELTRANSGAZ
       TEMPORARY POSSESSION AND USE OF THE FACILITIES
       OF THE YAMAL - EUROPE TRUNK GAS PIPELINE SYSTEM
       AND RELATED SERVICE EQUIPMENT.

025    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO GAZPROMREGIONGAZ
       PURSUANT TO WHICH OAO GAZPROM WILL GRANT OAO
       GAZPROMREGIONGAZ TEMPORARY POSSESSION AND USE
       OF THE PROPERTY COMPLEX OF THE GAS DISTRIBUTION
       SYSTEM.

026    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND ZAO GAZPROM NEFT ORENBURG
       PURSUANT TO WHICH OAO GAZPROM WILL GRANT ZAO
       GAZPROM NEFT ORENBURG TEMPORARY POSSESSION
       AND USE OF THE WELLS AND DOWNHOLE AND ABOVE-GROUND
       WELL EQUIPMENT.

027    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO GAZPROMTRUBINVEST
       PURSUANT TO WHICH OAO GAZPROM WILL GRANT OAO
       GAZPROMTRUBINVEST TEMPORARY POSSESSION AND
       USE OF THE BUILDING AND EQUIPMENT OF A TUBING
       AND CASING MANUFACTURING FACILITY.

028    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO LAZURNAYA PURSUANT
       TO WHICH OAO GAZPROM WILL GRANT OAO LAZURNAYA
       TEMPORARY POSSESSION AND USE OF THE PROPERTY
       OF THE FIRST AND SECOND UNITS OF THE LAZURNAYA
       PEAK HOTEL COMPLEX.

029    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND DOAO TSENTRENERGOGAZ
       OF OAO GAZPROM PURSUANT WHICH OAO GAZPROM WILL
       GRANT DOAO TSENTRENERGOGAZ OF OAO GAZPROM.

030    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OOO GAZPROMTRANS PURSUANT
       TO WHICH OAO GAZPROM WILL GRANT OOO GAZPROMTRANS
       TEMPORARY POSSESSION AND USE OF THE INFRASTRUCTURE
       FACILITIES OF THE RAILWAY STATIONS OF THE SURGUTSKIY
       CONDENSATE STABILIZATION PLANT.

031    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OOO GAZPROMTRANS PURSUANT
       TO WHICH OAO GAZPROM WILL GRANT OOO GAZPROMTRANS
       TEMPORARY POSSESSION AND USE OF METHANOL TANK
       CARS FOR A PERIOD OF NOT MORE THAN 5 YEARS
       AND OOO GAZPROMTRANS WILL MAKE PAYMENT FOR
       USING SUCH PROPERTY IN A MAXIMUM SUM OF 190
       MILLION RUBLES.

032    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO TSENTRGAZ PURSUANT
       TO WHICH OAO GAZPROM WILL GRANT OAO TSENTRGAZ
       TEMPORARY POSSESSION AND USE OF THE FACILITIES
       OF A PREVENTATIVE CLINIC THAT ARE SITUATED
       IN THE TULSKAYA REGION, SHCHOKINSKIY DISTRICT,
       TOWNSHIP OF GRUMANT, FOR A PERIOD OF NOT MORE
       THAN 12 MONTHS AND OAO TSENTRGAZ WILL MAKE
       PAYMENT FOR USING SUCH PROPERTY IN A MAXIMUM
       SUM OF 24.1 MILLION RUBLES.

033    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO DRUZHBA PURSUANT
       TO WHICH OAO GAZPROM WILL GRANT OAO DRUZHBA
       TEMPORARY POSSESSION AND USE OF THE FACILITIES
       OF DRUZHBA VACATION CENTER.

034    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ
       PURSUANT TO WHICH OAO GAZPROM WILL GRANT OAO
       GAZPROM PROMGAZ TEMPORARY POSSESSION AND USE
       OF EXPERIMENTAL PROTOTYPES OF GAS-USING EQUIPMENT.

035    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT
       STOCK COMPANY) PURSUANT TO WHICH OAO GAZPROM
       WILL GRANT GAZPROMBANK (OPEN JOINT STOCK COMPANY)
       TEMPORARY POSSESSION AND USE OF THE NON-RESIDENTIAL
       PREMISES IN A BUILDING.

036    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO SALAVATNEFTEORGSINTEZ
       PURSUANT TO WHICH OAO GAZPROM WILL GRANT OAO
       SALAVATNEFTEORGSINTEZ TEMPORARY POSSESSION
       AND USE OF THE GAS CONDENSATE PIPELINE RUNNING
       FROM THE KARACHAGANAKSKOYE GAS CONDENSATE FIELD
       TO THE ORENBURGSKIY GAS REFINERY.

037    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO VOSTOKGAZPROM PURSUANT
       TO WHICH OAO GAZPROM WILL GRANT OAO VOSTOKGAZPROM
       TEMPORARY POSSESSION AND USE OF AN M-468R SPECIAL-PURPOSE
       COMMUNICATIONS INSTALLATION.

038    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OOO GAZPROM EXPORT
       PURSUANT TO WHICH OAO GAZPROM WILL GRANT OOO
       GAZPROM EXPORT TEMPORARY POSSESSION AND USE
       OF AN M-468R SPECIAL-PURPOSE COMMUNICATIONS
       INSTALLATION.

039    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO GAZPROM NEFT PURSUANT
       TO WHICH OAO GAZPROM WILL GRANT OAO GAZPROM
       NEFT TEMPORARY POSSESSION AND USE OF AN M-468R
       SPECIAL-PURPOSE COMMUNICATIONS INSTALLATION.

040    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO GAZPROM SPACE SYSTEMS
       PURSUANT TO WHICH OAO GAZPROM WILL GRANT OAO
       GAZPROM SPACE SYSTEMS TEMPORARY POSSESSION
       AND USE OF AN ERP SOFTWARE AND HARDWARE SOLUTION,
       SYSTEM FOR MANAGING OAO GAZPROM'S PROPERTY
       AND OTHER ASSETS AT OAO GAZCOM LEVEL (ERP).

041    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND ZAO YAMALGAZINVEST
       PURSUANT TO WHICH OAO GAZPROM WILL GRANT ZAO
       YAMALGAZINVEST TEMPORARY POSSESSION AND USE
       OF AN ERP SOFTWARE AND HARDWARE SOLUTION, SYSTEM
       FOR MANAGING OAO GAZPROM'S PROPERTY AND OTHER
       ASSETS AT ZAO YAMALGAZINVEST LEVEL (ERP).

042    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND ZAO GAZTELECOM PURSUANT
       TO WHICH OAO GAZPROM WILL GRANT ZAO GAZTELECOM
       TEMPORARY POSSESSION AND USE OF COMMUNICATIONS
       FACILITIES WITHIN THE COMPOSITION OF BUILDINGS,
       COMMUNICATIONS LINES, COMMUNICATIONS NETWORKS,
       CABLE DUCT SYSTEMS AND EQUIPMENT.

043    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OOO TSENTRCASPNEFTEGAZ
       PURSUANT TO WHICH OAO GAZPROM WILL EXTEND TO
       OOO TSENTRCASPNEFTEGAZ LONG-TERM LOANS IN AN
       AGGREGATE MAXIMUM SUM OF 12.6 BILLION RUBLES
       FOR THE PURPOSE OF DEVELOPMENT BY IT IN 2009-2011
       OF THE TSENTRALNAYA GEOLOGICAL STRUCTURE.

044    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT
       STOCK COMPANY) PURSUANT TO WHICH THE BANK WILL
       ISSUE GUARANTEES TO THE RUSSIAN FEDERATION'S
       CUSTOMS AUTHORITIES WITH RESPECT TO THE OBLIGATIONS
       OF OAO GAZPROM AS A CUSTOMS BROKER TO PAY CUSTOMS
       PAYMENTS AND EVENTUAL INTEREST AND PENALTIES.

045    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ PURSUANT
       TO WHICH OAO GAZPROM WILL DELIVER AND OOO MEZHREGIONGAZ
       WILL ACCEPT (OFF-TAKE) GAS IN AN AMOUNT OF
       NOT MORE THAN 300 BILLION CUBIC METERS, DELIVERABLE
       MONTHLY, AND WILL PAY FOR GAS A MAXIMUM SUM
       OF 886.9 BILLION RUBLES.

046    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ PURSUANT
       TO WHICH OOO MEZHREGIONGAZ UNDERTAKES UNDER
       INSTRUCTIONS OF OAO GAZPROM AND FOR A FEE OF
       NOT MORE THAN 200 MILLION RUBLES, IN ITS OWN
       NAME.

047    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ PURSUANT
       TO WHICH OOO MEZHREGIONGAZ WILL DELIVER AND
       OAO GAZPROM WILL ACCEPT (OFF-TAKE) GAS PURCHASED
       BY OOO MEZHREGIONGAZ FROM INDEPENDENT ENTITIES,
       IN AN AMOUNT OF NOT MORE THAN 21.9 BILLION
       CUBIC METERS FOR A MAXIMUM SUM OF 70 BILLION
       RUBLES.

048    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OOO GAZPROM EXPORT
       PURSUANT TO WHICH OOO GAZPROM EXPORT UNDERTAKES
       UNDER INSTRUCTIONS OF OAO GAZPROM AND FOR A
       FEE OF NOT MORE THAN 55 MILLION RUBLES, IN
       ITS OWN NAME.

049    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ PURSUANT
       TO WHICH OAO GAZPROM WILL DELIVER AND OOO MEZHREGIONGAZ
       WILL ACCEPT (OFF-TAKE) GAS PURCHASED BY OAO
       GAZPROM FROM OAO LUKOIL AND STORED IN UNDERGROUND
       GAS STORAGE FACILITIES.

050    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND ZAO NORTHGAS PURSUANT
       TO WHICH ZAO NORTHGAS WILL DELIVER AND OAO
       GAZPROM WILL ACCEPT (OFF-TAKE) GAS IN AN AMOUNT
       OF NOT MORE THAN 4.8 BILLION CUBIC METERS,
       DELIVERABLE MONTHLY, AND WILL PAY FOR GAS A
       MAXIMUM SUM OF 4 BILLION RUBLES.

051    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO SEVERNEFTEGAZPROM
       PURSUANT TO WHICH OAO SEVERNEFTEGAZPROM WILL
       DELIVER AND OAO GAZPROM WILL ACCEPT (OFF-TAKE)
       GAS IN AN AMOUNT OF NOT MORE THAN 24.2 BILLION
       CUBIC METERS AND WILL PAY FOR GAS A MAXIMUM
       SUM OF 23 BILLION RUBLES.

052    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND ZAO GAZPROM NEFT ORENBURG
       PURSUANT TO WHICH ZAO GAZPROM NEFT ORENBURG
       WILL DELIVER AND OAO GAZPROM WILL ACCEPT (OFF-TAKE)
       UNSTABLE CRUDE OIL IN AN AMOUNT OF NOT MORE
       THAN 650 THOUSAND TONS AND WILL PAY FOR CRUDE
       OIL A MAXIMUM SUM OF 5.3 BILLION RUBLES.

053    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO SIBUR HOLDING PURSUANT
       TO WHICH OAO SIBUR HOLDING WILL DELIVER AND
       OAO GAZPROM WILL ACCEPT (OFF-TAKE) DRY STRIPPED
       GAS PROCESSED AT GAS REFINING COMPLEXES IN
       AN AMOUNT OF NOT MORE THAN 4.5 BILLION CUBIC
       METERS AND WILL PAY FOR GAS A MAXIMUM SUM OF
       5.1 BILLION RUBLES.

054    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO SIBUR HOLDING PURSUANT
       TO WHICH OAO GAZPROM WILL SELL AND OAO SIBUR
       HOLDING WILL BUY ETHANE FRACTION IN A TOTAL
       AMOUNT OF 4.885 MILLION TONS FOR A MAXIMUM
       SUM OF 33.707 BILLION RUBLES.

055    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENT
       BETWEEN OAO GAZPROM AND OAO SIBUR HOLDING PURSUANT
       TO WHICH OAO SIBUR HOLDING UNDERTAKES UNDER
       INSTRUCTIONS OF OAO GAZPROM AND FOR A FEE OF
       NOT MORE THAN 30 MILLION RUBLES. ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

056    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO SIBUR HOLDING PURSUANT
       TO WHICH OAO GAZPROM WILL PROVIDE SERVICES
       RELATED TO ARRANGING FOR THE TRANSPORTATION
       OF GAS IN A TOTAL AMOUNT OF NOT MORE THAN 1.2
       BILLION CUBIC METERS AND OAO SIBUR HOLDING
       WILL PAY FOR THE SERVICES RELATED TO ARRANGING
       FOR THE TRANSPORTATION OF GAS VIA TRUNK GAS
       PIPELINES A MAXIMUM SUM OF 1 BILLION RUBLES.

057    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO TOMSKGAZPROM PURSUANT
       TO WHICH OAO GAZPROM WILL PROVIDE SERVICES
       RELATED TO ARRANGING FOR THE TRANSPORTATION
       OF GAS IN A TOTAL AMOUNT OF NOT MORE THAN 3
       BILLION CUBIC METERS AND OAO SIBUR HOLDING
       WILL PAY FOR THE SERVICES RELATED TO ARRANGING
       FOR THE TRANSPORTATION OF GAS VIA TRUNK GAS
       PIPELINE A MAXIMUM SUM OF 1.2 BILLION RUBLES.

058    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ PURSUANT
       TO WHICH OAO GAZPROM WILL PROVIDE SERVICES
       RELATED TO ARRANGING FOR THE TRANSPORTATION
       OF GAS IN A TOTAL AMOUNT OF NOT MORE THAN 45
       BILLION CUBIC METERS ACROSS THE TERRITORY OF
       THE RUSSIAN FEDERATION, CIS COUNTRIES AND BALTIC
       STATES AND WILL PAY FOR THE SERVICES RELATEDT
       TO ARRANGING FOR TRANSPORTATION OF GAS VIA
       TRUNK GAS PIPELINES A MAXIMUM SUM OF 70 BILLION
       RUBLES.

059    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO GAZPROM NEFT PURSUANT
       TO WHICH OAO GAZPROM WILL PROVIDE SERVICES
       RELATED TO ARRANGING FOR THE TRANSPORTATION
       OF GAS IN A TOTAL AMOUNT OF NOT MORE THAN 3.8
       BILLION CUBIC METERS AND OAO GAZPROM NEFT WILL
       PAY FOR THE SERVICES RELATED TO ARRANGING FOR
       TRANSPORTATION OF GAS VIA TRUNK GAS PIPELINES
       A MAXIMUM SUM OF 2.62 BILLION RUBLES.

060    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO NOVATEK PURSUANT
       TO WHICH OAO GAZPROM WILL PROVIDE SERVICES
       RELATED TO ARRANGING FOR THE TRANSPORTATION
       OF GAS IN A TOTAL AMOUNT OF NOT MORE THAN 45
       BILLION CUBIC METERS OAO NOVATEK WILL PAY FOR
       THE SERVICES ARRANGING FOR THE TRANSPORTATION
       OF GAS VIA TRUNK GAS PIPELINES A MAXIMUM SUM
       OF 60 BILLION RUBLES.

061    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO NOVATEK PURSUANT
       TO WHICH OAO GAZPROM WILL PROVIDE SERVICES
       RELATED TO ARRANGING FOR THE INJECTION INTO
       AND STORAGE IN UNDERGROUND GAS STORAGE FACILITIES
       OF GAS OWNED BY OAO NOVATEK IN AN AMOUNT OF
       NOT MORE THAN 1 BILLION CUBIC METERS.

062    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND A/S LATVIJAS GAZE PURSUANT
       TO WHICH OAO GAZPROM WILL SELL AND A/S LATVIJAS
       GAZE WILL PURCHASE GAS. ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

063    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND AB LIETUVOS DUJOS PURSUANT
       TO WHICH OAO GAZPROM WILL SELL AND AB LIETUVOS
       DUJOS WILL PURCHASE GAS. ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

064    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND UAB KAUNO TERMOFIKACIJOS
       ELEKTRINE PURSUANT TO WHICH OAO GAZPROM WILL
       SELL AND UAB KAUNO TERMOFIKACIJOS ELEKTRINE
       WILL PURCHASE GAS. ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

065    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND MOLDOVAGAZ S.A. PURSUANT
       TO WHICH OAO GAZPROM WILL DELIVER AND MOLDOVAGAZ
       S.A. WILL ACCEPT (OFF-TAKE) IN 2010 GAS IN
       AN AMOUNT OF NOT MORE THAN 3.9 BILLION CUBIC
       METERS AND WILL PAY FOR GAS A MAXIMUM SUM OF
       1.33 BILLION U.S. DOLLARS.

066    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND MOLDOVAGAZ S.A. PURSUANT
       TO WHICH IN 2010 MOLDOVAGAZ S.A. WILL PROVIDE
       SERVICES RELATED TO THE TRANSPORTATION OF GAS
       IN TRANSIT MODE ACROSS THE TERRITORY OF THE
       REPUBLIC OF MOLDOVA.

067    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND KAZROSGAZ LLP PURSUANT
       TO WHICH KAZROSGAZ LLP WILL SELL AND OAO GAZPROM
       WILL PURCHASE IN 2010 GAS IN AN AMOUNT OF NOT
       MORE THAN 1.2 BILLION CUBIC METERS FOR A MAXIMUM
       SUM OF 150 MILLION U.S. DOLLARS.

068    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND KAZROSGAZ LLP PURSUANT
       TO WHICH IN 2010 OAO GAZPROM WILL PROVIDE SERVICES
       RELATED TO THE TRANSPORTATION ACROSS THE TERRITORY
       OF THE RUSSIAN FEDERATION OF GAS OWNED BY KAZROSGAZ
       LLP.

069    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO BELTRANSGAZ PURSUANT
       TO WHICH OAO GAZPROM WILL SELL AND OAO BELTRANSGAZ
       WILL PURCHASE IN 2010 GAS IN AN AMOUNT OF NOT
       MORE THAN 22.1 BILLION CUBIC METERS FOR A MAXIMUM
       SUM OF 4.42 BILLION U.S. DOLLARS.

070    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OOO GAZPROMTRANS PURSUANT
       TO WHICH OOO GAZPROMTRANS UNDERTAKES, USING
       IN-HOUSE AND/OR OUTSIDE PERSONNEL AND RESOURCES,
       TO PERFORM IN ACCORDANCE WITH INSTRUCTIONS
       FROM OAO GAZPROM.

071    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND ZAO GAZPROM INVEST
       YUG PURSUANT TO WHICH ZAO GAZPROM INVEST YUG
       UNDERTAKES, USING IN-HOUSE AND/OR OUTSIDE PERSONNEL
       AND RESOURCES, TO PERFORM IN ACCORDANCE WITH
       INSTRUCTIONS FROM OAO GAZPROM.

072    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND ZAO YAMALGAZINVEST
       PURSUANT TO WHICH ZAO YAMALGAZINVEST UNDERTAKES,
       USING IN-HOUSE AND/OR OUTSIDE PERSONNEL AND
       RESOURCES, TO PERFORM IN ACCORDANCE WITH INSTRUCTIONS
       FROM OAO GAZPROM.

073    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO GAZPROM SPACE SYSTEMS
       PURSUANT TO WHICH OAO GAZPROM SPACE SYSTEMS
       UNDERTAKES, DURING THE PERIOD FROM JULY 1,
       2009 TO DECEMBER 31, 2010, IN ACCORDANCE WITH
       INSTRUCTIONS FROM OAO GAZPROM.

074    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND ZAO YAMALGAZINVEST
       PURSUANT TO WHICH ZAO YAMALGAZINVEST UNDERTAKES,
       DURING THE PERIOD FROM JULY 1, 2009 TO DECEMBER
       31, 2010, IN ACCORDANCE WITH INSTRUCTIONS FROM
       OAO GAZPROM.

075    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND ZAO GAZPROM NEFT ORENBURG
       PURSUANT TO WHICH ZAO GAZPROM NEFT ORENBURG
       UNDERTAKES, DURING THE PERIOD FROM JULY 1,
       2009 TO DECEMBER 31, 2010, IN ACCORDANCE WITH
       INSTRUCTIONS FROM OAO GAZPROM.

076    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND ZAO GAZPROM INVEST
       YUG PURSUANT TO WHICH ZAO GAZPROM INVEST YUG
       UNDERTAKES, DURING THE PERIOD FROM JULY 1,
       2009 TO DECEMBER 31, 2010, IN ACCORDANCE WITH
       INSTRUCTIONS FROM OAO GAZPROM.

077    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OOO GAZPROMTRANS PURSUANT
       TO WHICH OOO GAZPROMTRANS UNDERTAKES, DURING
       THE PERIOD FROM JULY 1, 2009 TO DECEMBER 31,
       2010, IN ACCORDANCE WITH INSTRUCTIONS FROM
       OAO GAZPROM.

078    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND ZAO GAZTELECOM PURSUANT
       TO WHICH ZAO GAZTELECOM UNDERTAKES, DURING
       THE PERIOD FROM JULY 1, 2009 TO DECEMBER 31,
       2010, IN ACCORDANCE WITH INSTRUCTIONS FROM
       OAO GAZPROM.

079    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND ZAO FEDERAL RESEARCH
       AND PRODUCTION CENTER NEFTEGAZAEROCOSMOS PURSUANT
       TO WHICH ZAO FEDERAL RESEARCH AND PRODUCTION
       CENTER NEFTEGAZAEROCOSMOS UNDERTAKES, DURING
       THE PERIOD FROM JULY 1, 2009 TO DECEMBER 31,
       2010.

080    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO SOGAZ. ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

081    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT
       TO WHICH OAO SOGAZ UNDERTAKES, IN THE EVENT
       THAT HARM IS CAUSED TO THE LIFE, HEALTH OR
       PROPERTY OF OTHER PERSONS OR TO THE ENVIRONMENT
       AS A RESULT OF AN EMERGENCY OR INCIDENT THAT
       OCCURS, AMONGST OTHER THINGS.

082    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT
       TO WHICH OAO SOGAZ UNDERTAKES, IN THE EVENT
       THAT HARM IS CAUSED TO THE LIFE OR HEALTH OF
       OAO GAZPROM'S EMPLOYEES (INSURED PERSONS).

083    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT
       TO WHICH OAO SOGAZ UNDERTAKES, WHENEVER EMPLOYEES
       OF OAO GAZPROM OR MEMBERS OF THEIR FAMILIES
       OR NON-WORKING RETIRED FORMER EMPLOYEES OF
       OAO GAZPROM OR MEMBERS OF THEIR FAMILIES (INSURED
       PERSONS WHO ARE BENEFICIARIES).

084    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT
       TO WHICH OAO SOGAZ UNDERTAKES, WHENEVER EMPLOYEES
       OF OAO GAZPROM AVTOPREDPRIYATIE, A BRANCH OF
       OAO GAZPROM, OR MEMBERS OF THEIR FAMILIES OR
       NON-WORKING RETIRED FORMER EMPLOYEES OF OAO
       GAZPROM AVTOPREDPRIYATIE.

085    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT
       TO WHICH OAO SOGAZ UNDERTAKES, IN THE EVENT
       THAT OAO GAZPROM, ACTING IN ITS CAPACITY AS
       CUSTOMS BROKER, INCURS LIABILITY AS A RESULT
       OF ANY HARM HAVING BEEN CAUSED TO THE PROPERTY
       OF THIRD PERSONS.

086    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT
       TO WHICH OAO SOGAZ UNDERTAKES, WHENEVER HARM
       (DAMAGE OR DESTRUCTION) IS CAUSED TO A TRANSPORTATION
       VEHICLE OWNED BY OAO GAZPROM. ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

087    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENT
       BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT
       TO WHICH OAO SOGAZ UNDERTAKES, IN THE EVENT.
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

088    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO VOSTOKGAZPROM,
       OAO GAZPROM PROMGAZ, OAO GAZPROMREGIONGAZ,
       OOO GAZPROM EXPORT, OAO GAZPROM SPACE SYSTEMS,
       OOO GAZPROMTRANS, OOO GAZPROM KOMPLEKTATSIYA,
       OAO LAZURNAYA, ZAO GAZPROM NEFT ORENBURG, ZAO
       YAMALGAZINVEST, OAO SALAVATNEFTEORGSINTEZ,
       DOAO TSENTRENERGOGAZ OF OAO GAZPROM AND OAO
       TSENTRGAZ (THE CONTRACTORS).

089    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND DOAO TSENTRENERGOGAZ
       OF OAO GAZPROM PURSUANT TO WHICH DOAO TSENTRENERGOGAZ
       OF OAO GAZPROM UNDERTAKES TO PERFORM DURING
       THE PERIOD FROM JULY 1, 2009 TO OCTOBER 30,
       2010.

090    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO GAZAVTOMATIKA OF
       OAO GAZPROM PURSUANT TO WHICH OAO GAZAVTOMATIKA
       OF OAO GAZPROM UNDERTAKES TO PERFORM DURING
       THE PERIOD FROM JULY 1, 2009 TO JUNE 30, 2011.

091    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ
       PURSUANT TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES
       TO PERFORM RESEARCH WORK FOR "DEVELOPMENT OF
       RECOMMENDATIONS REGARDING THE DETERMINATION
       OF THE AMOUNTS OF OVERHEAD EXPENSES AND ANTICIPATED
       PROFITS IN THE CONSTRUCTION OF OAO GAZPROM'S
       WELLS", ALL AS MORE FULLY DESCRIBED IN THE
       PROXY STATEMENT.

092    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ
       UNDERTAKES TO PERFORM RESEARCH WORK FOR "DEVELOPMENT
       OF PROGRAMS FOR THE RECONSTRUCTION AND TECHNOLOGICAL
       UPGRADING OF THE GAS FACILITIES OF THE GAZPROM
       GROUP FOR 2010", ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

093    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ
       UNDERTAKES TO PERFORM RESEARCH WORK FOR "DEVELOPMENT
       OF A CONCEPT FOR UTILIZATION OF RENEWABLE ENERGY
       SOURCES BY OAO GAZPROM ON THE BASIS OF AN ANALYSIS
       OF THE EXPERIENCE OF GLOBAL ENERGY COMPANIES
       IN THE AREA OF DEVELOPMENT OF ALTERNATIVE POWER",
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

094    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ
       UNDERTAKES TO PERFORM RESEARCH WORK FOR "DEVELOPMENT
       OF REGULATORY AND TECHNICAL DOCUMENTATION RELATED
       TO THE ORGANIZATION AND PERFORMANCE OF REPAIRS
       AT OAO GAZPROM'S FACILITIES", ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

095    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ
       UNDERTAKES TO PERFORM RESEARCH WORK FOR "IMPROVING
       THE REGULATORY AND METHODOLOGICAL FRAMEWORK
       FOR ENERGY SAVING AT OAO GAZPROM'S FACILITIES",
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

096    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ
       PURSUANT TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES
       TO PERFORM RESEARCH WORK FOR "DEVELOPMENT OF
       REGULATORY DOCUMENTS IN THE AREA OF THE ENERGY
       INDUSTRY, INCLUDING SEA-BASED FACILITIES",
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

097    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ
       PURSUANT TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES
       TO PERFORM RESEARCH WORK FOR "DEVELOPMENT OF
       A SYSTEM OF MEDICAL, SANITARY AND PSYCHOLOGICAL
       SUPPORT FOR WORK AT THE SHTOKMAN FIELD MAKING
       USE OF ROTATIONAL TEAM LABOR", ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

098    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ
       PURSUANT TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES
       TO PERFORM RESEARCH WORK FOR "ANALYTICAL STUDIES
       OF THE COST OF 1 METER OF DRILLING PROGRESS
       AT OAO GAZPROM'S FIELDS AND SITES", ALL AS
       MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

099    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ
       PURSUANT TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES
       TO PERFORM RESEARCH WORK FOR "ARRANGING FOR
       THE MONITORING OF PRICES FOR ALL TYPES OF CAPITAL
       CONSTRUCTION RESOURCES WITH REFERENCE TO AREAS
       OF CLUSTERED CONSTRUCTION OF OAO GAZPROM'S
       FACILITIES", ALL AS MORE FULLY DESCRIBED IN
       THE PROXY STATEMENT.

100    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       OF OAO GAZPROM WITH OAO GAZPROM PROMGAZ AND
       OAO GAZAVTOMATIKA OF OAO GAZPROM (THE CONTRACTORS),
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

101    APPROVE, IN ACCORDANCE WITH CHAPTER XI OF THE             Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES" AND
       CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
       BETWEEN OAO GAZPROM AND ZAO GAZPROM INVEST
       YUG, OOO GAZPROMTRANS, ZAO GAZPROM ZARUBEZHNEFTEGAZ,
       OAO GAZPROM PROMGAZ, OOO SEVERNEFTEGAZPROM,
       ZAO YAMALGAZINVEST, ZAO GAZPROM NEFT ORENBURG,
       OOO GAZPROM KOMPLEKTATSIYA, OAO VOSTOKGAZPROM,
       OAO TOMSKGAZPROM, OAO TGK-1, OAO MOSENERGO,
       OOO GAZPROM TSENTRREMONT, OAO TSENTRGAZ, OOO
       GAZPROM EXPORT, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 OAO GAZPROM                                                                                 Agenda Number:  933125040
--------------------------------------------------------------------------------------------------------------------------
        Security:  368287207
    Meeting Type:  Annual
    Meeting Date:  26-Jun-2009
          Ticker:  OGZPY
            ISIN:  US3682872078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

8A     ELECTION OF DIRECTOR: AKIMOV ANDREY IGOREVICH             Mgmt          No vote

8B     ELECTION OF DIRECTOR: ANANENKOV ALEXANDER GEORGIEVICH     Mgmt          No vote

8C     ELECTION OF DIRECTOR: BERGMANN BURCKHARD                  Mgmt          No vote

8D     ELECTION OF DIRECTOR: GAZIZULLIN FARIT RAFIKOVICH         Mgmt          No vote

8E     ELECTION OF DIRECTOR: GUSAKOV VLADIMIR ANATOLIEVICH       Mgmt          No vote

8F     ELECTION OF DIRECTOR: ZUBKOV VIKTOR ALEXEEVICH            Mgmt          No vote

8G     ELECTION OF DIRECTOR: KARPEL ELENA EVGENIEVNA             Mgmt          No vote

8H     ELECTION OF DIRECTOR: MAKAROV ALEXEY ALEXANDROVICH        Mgmt          No vote

8I     ELECTION OF DIRECTOR: MILLER ALEXEY BORISOVICH            Mgmt          No vote

8J     ELECTION OF DIRECTOR: MUSIN VALERY ABRAMOVICH             Mgmt          No vote

8K     ELECTION OF DIRECTOR: NABIULLINA ELVIRA SAKHIPZADOVNA     Mgmt          No vote

8L     ELECTION OF DIRECTOR: NIKOLAEV VIKTOR VASILIEVICH         Mgmt          No vote

8M     ELECTION OF DIRECTOR: PETROV YURY ALEXANDROVICH           Mgmt          No vote

8N     ELECTION OF DIRECTOR: SEREDA MIKHAIL LEONIDOVICH          Mgmt          No vote

8O     ELECTION OF DIRECTOR: FORESMAN ROBERT MARK                Mgmt          No vote

8P     ELECTION OF DIRECTOR: FORTOV VLADIMIR EVGENIEVICH         Mgmt          No vote

8Q     ELECTION OF DIRECTOR: SHMATKO SERGEY IVANOVICH            Mgmt          No vote

8R     ELECTION OF DIRECTOR: YUSUFOV IGOR KHANUKOVICH            Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  933090639
--------------------------------------------------------------------------------------------------------------------------
        Security:  677862104
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2009
          Ticker:  LUKOY
            ISIN:  US6778621044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE 2008 ANNUAL REPORT OF OAO LUKOIL           Mgmt          For                            For
       AND THE ANNUAL FINANCIAL STATEMENTS, INCLUDING
       INCOME STATEMENTS (PROFIT AND LOSS ACCOUNTS)
       OF THE COMPANY, AND ALSO DISTRIBUTION OF PROFITS
       (INCLUDING THROUGH THE PAYMENT (DECLARATION)
       OF DIVIDENDS) AND LOSSES OF THE COMPANY ON
       THE BASIS OF ANNUAL RESULTS. DETERMINATION
       OF THE SIZE, DATE, FORM AND PROCEDURE OF PAYMENT
       OF DIVIDENDS.

3A     TO ELECT THE AUDIT COMMISSION FROM THE LIST               Mgmt          For                            For
       OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
       OF OAO "LUKOIL" ON 4 FEBRUARY 2009 (MINUTES
       N2 4): IVANOVA, LYUBOV GAVRILOVNA.

3B     TO ELECT THE AUDIT COMMISSION FROM THE LIST               Mgmt          For                            For
       OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
       OF OAO "LUKOIL" ON 4 FEBRUARY, 2009 (MINUTES
       N2 4): KONDRATIEV, PAVEL GENNADIEVICH

3C     TO ELECT THE AUDIT COMMISSION FROM THE LIST               Mgmt          For                            For
       OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
       OF OAO "LUKOIL" ON 4 FEBRUARY, 2009 (MINUTES
       N2 4): NIKITENKO, VLADIMIR NIKOLAEVICH

4A     TO PAY REMUNERATION AND REIMBURSE EXPENSES TO             Mgmt          For                            For
       MEMBERS OF THE BOARD OF DIRECTORS AND THE AUDIT
       COMMISSION OF OAO <<LUKOIL>> ACCORDING TO APPENDIX
       HERETO.

4B     TO DEEM IT APPROPRIATE TO RETAIN THE AMOUNTS              Mgmt          For                            For
       OF REMUNERATION FOR MEMBERS OF THE BOARD OF
       DIRECTORS AND THE AUDIT COMMISSION OF THE COMPANY
       ESTABLISHED BY DECISION OF THE ANNUAL GENERAL
       SHAREHOLDERS MEETING OF OAO "LUKOIL" OF 26
       JUNE 2008 (MINUTES NO. 1).

05     TO APPROVE THE INDEPENDENT AUDITOR OF OAO <<LUKOIL>>      Mgmt          For                            For
       - CLOSED JOINT STOCK COMPANY KPMG.

06     TO APPROVE AMENDMENTS TO THE REGULATIONS ON               Mgmt          For                            For
       THE PROCEDURE FOR PREPARING AND HOLDING THE
       GENERAL SHAREHOLDERS MEETING OF OAO <<LUKOIL>>,
       PURSUANT TO THE APPENDIX HERETO.

07     TO APPROVE AN INTERESTED-PARTY TRANSACTION -              Mgmt          For                            For
       POLICY (CONTRACT) ON INSURING THE LIABILITY
       OF DIRECTORS, OFFICERS AND CORPORATIONS BETWEEN
       OAO "LUKOIL" AND OAO KAPITAL STRAKHOVANIE,
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX HERETO.




--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  933120937
--------------------------------------------------------------------------------------------------------------------------
        Security:  677862104
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2009
          Ticker:  LUKOY
            ISIN:  US6778621044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2A     ELECTION OF DIRECTOR: ALEKPEROV, VAGIT YUSUFOVICH         Mgmt          No vote

2B     ELECTION OF DIRECTOR: BELIKOV, IGOR VYACHESLAVOVICH       Mgmt          No vote

2C     ELECTION OF DIRECTOR: BLAZHEEV, VIKTOR VLADIMIROVICH      Mgmt          No vote

2D     ELECTION OF DIRECTOR: WALLETTE (JR.), DONALD              Mgmt          No vote
       EVERT

2E     ELECTION OF DIRECTOR: GRAYFER, VALERY ISAAKOVICH          Mgmt          No vote

2F     ELECTION OF DIRECTOR: GREF, HERMAN OSKAROVICH             Mgmt          No vote

2G     ELECTION OF DIRECTOR: IVANOV, IGOR SERGEEVICH             Mgmt          No vote

2H     ELECTION OF DIRECTOR: MAGANOV, RAVIL ULFATOVICH           Mgmt          No vote

2I     ELECTION OF DIRECTOR: MATZKE, RICHARD HERMAN              Mgmt          No vote

2J     ELECTION OF DIRECTOR: MIKHAILOV, SERGEI ANATOLIEVICH      Mgmt          No vote

2K     ELECTION OF DIRECTOR: TSVETKOV, NIKOLAI ALEXANDROVICH     Mgmt          No vote

2L     ELECTION OF DIRECTOR: SHOKHIN, ALEXANDER NIKOLAEVICH      Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 OJSC SURGUTNEFTEGAS                                                                         Agenda Number:  933111990
--------------------------------------------------------------------------------------------------------------------------
        Security:  868861204
    Meeting Type:  Annual
    Meeting Date:  27-Jun-2009
          Ticker:  SGTZY
            ISIN:  US8688612048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE OJSC "SURGUTNEFTEGAS" ANNUAL REPORT            Mgmt          Abstain
       FOR 2008.

02     TO APPROVE ANNUAL ACCOUNTING STATEMENTS OF OJSC           Mgmt          Abstain
       "SURGUTNEFTEGAS", INCLUDING PROFIT AND LOSS
       STATEMENT FOR 2008".

03     TO APPROVE THE DISTRIBUTION OF PROFIT (LOSS)              Mgmt          For
       OF OJSC "SURGUTNEFTEGAS" FOR 2008. TO DECLARE
       DIVIDEND PAYMENT FOR 2008: FOR A PREFERRED
       SHARE OF OJSC "SURGUTNEFTEGAS" - 1.326 RUBLES,
       FOR AN ORDINARY SHARE OF OJSC "SURGUTNEFTEGAS"
       - 0.6 RUBLES: DIVIDEND PAYMENT SHALL BE CARRIED
       OUT IN ACCORDANCE WITH THE PROCEDURE RECOMMENDED
       BY THE BOARD OF DIRECTORS. THE DATE WHEN DIVIDEND
       PAYMENT IS COMMENCED IS JULY 01, 2009. THE
       DATE WHEN DIVIDEND PAYMENT IS TERMINATED IS
       AUGUST 26, 2009.

5A     TO ELECT TO THE AUDITING COMMITTEE OF OJSC "SURGUTNEFTEGAS":Mgmt          For
       KOMAROVA VALENTINA PANTELEEVNA

5B     TO ELECT TO THE AUDITING COMMITTEE OF OJSC "SURGUTNEFTEGAS":Mgmt          For
       OLEYNIK TAMARA FEDOROVNA

5C     TO ELECT TO THE AUDITING COMMITTEE OF OJSC "SURGUTNEFTEGAS":Mgmt          For
       POZDNYAKOVA VERA ALEKSANDROVNA

06     TO APPROVE LIMITED LIABILITY COMPANY "ROSEKSPERTIZA"      Mgmt          For
       AS THE AUDITOR OF OJSC "SURGUTNEFTEGAS" FOR
       2009.

07     TO APPROVE TRANSACTIONS WHICH MAY BE CONDUCTED            Mgmt          Abstain
       IN THE FUTURE BETWEEN OJSC "SURGUTNEFTEGAS"
       AND ITS AFFILIATED PARTIES IN THE COURSE OF
       GENERAL BUSINESS ACTIVITY OF OJSC "SURGUTNEFTEGAS",
       PROVIDED THAT THE ABOVE-MENTIONED TRANSACTIONS
       COMPLY WITH THE FOLLOWING REQUIREMENTS: THE
       TRANSACTION IS AIMED AT PERFORMING THE TYPES
       OF ACTIVITIES STIPULATED BY THE CHARTER OF
       OJSC "SURGUTNEFTEGAS", ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 OJSC SURGUTNEFTEGAS                                                                         Agenda Number:  933121066
--------------------------------------------------------------------------------------------------------------------------
        Security:  868861204
    Meeting Type:  Annual
    Meeting Date:  27-Jun-2009
          Ticker:  SGTZY
            ISIN:  US8688612048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

4A     TO ELECT TO THE BOARD OF DIRECTORS: ANANIEV               Mgmt          No vote
       SERGEI ALEKSEEVICH

4B     TO ELECT TO THE BOARD OF DIRECTORS: BOGDANOV              Mgmt          No vote
       VLADIMIR LEONIDOVICH

4C     TO ELECT TO THE BOARD OF DIRECTORS: BULANOV               Mgmt          No vote
       ALEXANDER NIKOLAEVICH

4D     TO ELECT TO THE BOARD OF DIRECTORS: GORBUNOV              Mgmt          No vote
       IGOR NIKOLAEVICH

4E     TO ELECT TO THE BOARD OF DIRECTORS: DRUCHININ             Mgmt          No vote
       VLADISLAV EGOROVICH

4F     TO ELECT TO THE BOARD OF DIRECTORS: EGOROV OLEG           Mgmt          No vote
       YURIEVICH

4G     TO ELECT TO THE BOARD OF DIRECTORS: EROKHIN               Mgmt          No vote
       VLADIMIR PETROVICH

4H     TO ELECT TO THE BOARD OF DIRECTORS: MATVEEV               Mgmt          No vote
       NIKOLAI IVANOVICH

4I     TO ELECT TO THE BOARD OF DIRECTORS: MEDVEDEV              Mgmt          No vote
       NIKOLAI YAKOVLEVICH

4J     TO ELECT TO THE BOARD OF DIRECTORS: REZYAPOV              Mgmt          No vote
       ALEXANDER FILIPPOVICH




--------------------------------------------------------------------------------------------------------------------------
 P.T. TELEKOMUNIKASI INDONESIA, TBK                                                          Agenda Number:  932953119
--------------------------------------------------------------------------------------------------------------------------
        Security:  715684106
    Meeting Type:  Special
    Meeting Date:  19-Sep-2008
          Ticker:  TLK
            ISIN:  US7156841063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     FILLING THE VACANT POSITION ON THE BOARD OF               Mgmt          Abstain                        Against
       COMMISSIONERS.

02     EXTENSION OF THE TERM OF THE COMPANY'S BOARD              Mgmt          For                            For
       OF COMMISSIONERS, WHICH MEMBERS WERE ELECTED
       IN THE EXTRAORDINARY GENERAL MEETING OF SHAREHOLDERS
       DATED 10 MARCH 2004, UNTIL THE CLOSING OF THE
       COMPANY'S ANNUAL GENERAL MEETING OF SHAREHOLDERS
       IN 2009.




--------------------------------------------------------------------------------------------------------------------------
 P.T. TELEKOMUNIKASI INDONESIA, TBK                                                          Agenda Number:  933103171
--------------------------------------------------------------------------------------------------------------------------
        Security:  715684106
    Meeting Type:  Annual
    Meeting Date:  12-Jun-2009
          Ticker:  TLK
            ISIN:  US7156841063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE COMPANY'S ANNUAL REPORT FOR               Mgmt          For                            For
       THE 2008 FINANCIAL YEAR, INCLUDING THE BOARD
       OF COMMISSIONERS' SUPERVISORY REPORT.

02     RATIFICATION OF FINANCIAL REPORT AND PARTNERSHIP          Mgmt          For                            For
       & COMMUNITY DEVELOPMENT PROGRAM FOR THE 2008
       FINANCIAL YEAR, & ACQUITTAL & DISCHARGE TO
       ALL MEMBERS OF BOARD OF DIRECTORS & COMMISSIONERS.

03     APPROPRIATION OF THE COMPANY'S NET INCOME FOR             Mgmt          For                            For
       THE 2008 FINANCIAL YEAR.

04     DETERMINATION OF REMUNERATION FOR MEMBERS OF              Mgmt          For                            For
       BOARD OF DIRECTORS AND BOARD OF COMMISSIONER
       FOR THE 2009 FINANCIAL YEAR.

05     APPOINTMENT OF PUBLIC ACCOUNTANT OFFICE TO AUDIT          Mgmt          For                            For
       THE COMPANY'S FINANCIAL STATEMENTS FOR THE
       2009 FINANCIAL YEAR INCLUDING INTERNAL CONTROL
       AUDIT ON THE FINANCIAL STATEMENTS, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

06     STIPULATION OF MINISTER OF STATE OWNED-ENTERPRISES        Mgmt          For                            For
       REGULATION NO.05/MBU/2008 REGARDING GENERAL
       GUIDANCE FOR THE PROCUREMENT OF GOODS AND SERVICES
       FOR STATE-OWNED ENTERPRISES.

07     APPOINTMENT/CHANGE OF THE MEMBERS OF THE COMPANY'S        Mgmt          Abstain                        Against
       BOARD OF COMMISSIONERS.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932971547
--------------------------------------------------------------------------------------------------------------------------
        Security:  71654V408
    Meeting Type:  Special
    Meeting Date:  24-Nov-2008
          Ticker:  PBR
            ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE PROTOCOL AND THE JUSTIFICATION            Mgmt          For                            For
       OF INCORPORATION, DATED OCTOBER 2 2008, SIGNED
       BY PETROBRAS, AS THE SURVIVING COMPANY, AND
       BY '17 DE MAIO PARTICIPACOES S.A'., AS THE
       ACQUIRED COMPANY, TOGETHER WITH THE RESPECTIVE
       PERTINENT DOCUMENTS, AND THE APPROVAL OF '17
       DE MAIO PARTICIPACOES S.A.' INCORPORATION OPERATION.

02     APPROVAL OF THE APPOINTMENT OF A SPECIALIZED              Mgmt          For                            For
       COMPANY TO EVALUATE THE ASSETS AND THE APPROVAL
       OF THE RESPECTIVE EVALUATION REPORT, UNDER
       THE TERMS OF 1 AND 3 OF ART. 227, LAW NO. 6.404/76.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  933032500
--------------------------------------------------------------------------------------------------------------------------
        Security:  71654V101
    Meeting Type:  Annual
    Meeting Date:  08-Apr-2009
          Ticker:  PBRA
            ISIN:  US71654V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

IV     ELECTION OF ONE MEMBER OF THE BOARD OF DIRECTORS          Mgmt          Abstain                        Against

VI     ELECTION OF ONE MEMBER OF THE AUDIT COMMITTEE             Mgmt          Abstain                        Against
       AND HIS/HER RESPECTIVE SUBSITUTE




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  933032497
--------------------------------------------------------------------------------------------------------------------------
        Security:  71654V408
    Meeting Type:  Annual
    Meeting Date:  08-Apr-2009
          Ticker:  PBR
            ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      MANAGEMENT REPORT, FINANCIAL STATEMENTS AND               Mgmt          For                            For
       AUDIT COMMITTEE'S OPINION FOR THE FISCAL YEAR
       2008

II     CAPITAL EXPENDITURE BUDGET FOR THE FISCAL YEAR            Mgmt          For                            For
       2009

III    DISTRIBUTION OF RESULTS FOR THE FISCAL YEAR               Mgmt          For                            For
       2008

IV     ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS             Mgmt          Abstain                        Against

V      ELECTION OF CHAIRMAN OF THE BOARD OF DIRECTORS            Mgmt          Abstain                        Against

VI     ELECTION OF MEMBERS OF THE AUDIT BOARD AND THEIR          Mgmt          Abstain                        Against
       RESPECTIVE SUBSTITUTES

VII    ESTABLISHMENT OF THE COMPENSATION OF MANAGEMENT           Mgmt          Abstain                        Against
       AND EFFECTIVE MEMBERS OF THE AUDIT COMMITTEE,
       AS WELL AS THEIR PARTICIPATION IN THE PROFITS
       PURSUANT TO ARTICLES 41 AND 56 OF THE COMPANY'S
       BYLAWS




--------------------------------------------------------------------------------------------------------------------------
 PHILIPPINE LONG DISTANCE TELEPHONE CO.                                                      Agenda Number:  933096681
--------------------------------------------------------------------------------------------------------------------------
        Security:  718252604
    Meeting Type:  Annual
    Meeting Date:  09-Jun-2009
          Ticker:  PHI
            ISIN:  US7182526043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE AUDITED FINANCIAL STATEMENTS              Mgmt          For                            For
       FOR THE FISCAL YEAR ENDING 31 DECEMBER 2008
       CONTAINED IN THE COMPANY'S 2008 ANNUAL REPORT.




--------------------------------------------------------------------------------------------------------------------------
 PHILIPPINE LONG DISTANCE TELEPHONE CO.                                                      Agenda Number:  933120949
--------------------------------------------------------------------------------------------------------------------------
        Security:  718252604
    Meeting Type:  Annual
    Meeting Date:  09-Jun-2009
          Ticker:  PHI
            ISIN:  US7182526043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2A     ELECTION OF DIRECTOR: REV. FR. BIENVENIDO F.              Mgmt          No vote
       NEBRES, S.J. (INDEPENDENT DIRECTOR)

2B     ELECTION OF DIRECTOR: MR. OSCAR S. REYES (INDEPENDENT     Mgmt          No vote
       DIRECTOR)

2C     ELECTION OF DIRECTOR: MR. PEDRO E. ROXAS (INDEPENDENT     Mgmt          No vote
       DIRECTOR)

2D     ELECTION OF DIRECTOR: MR. ALFRED V. TY (INDEPENDENT       Mgmt          No vote
       DIRECTOR)

2E     ELECTION OF DIRECTOR: MR. DONALD G. DEE                   Mgmt          No vote

2F     ELECTION OF DIRECTOR: MS. HELEN Y. DEE                    Mgmt          No vote

2G     ELECTION OF DIRECTOR: ATTY. RAY C. ESPINOSA               Mgmt          No vote

2H     ELECTION OF DIRECTOR: MR. TATSU KONO                      Mgmt          No vote

2I     ELECTION OF DIRECTOR: MR. TAKASHI OOI                     Mgmt          No vote

2J     ELECTION OF DIRECTOR: MR. NAPOLEON L. NAZARENO            Mgmt          No vote

2K     ELECTION OF DIRECTOR: MR. MANUEL V. PANGILINAN            Mgmt          No vote

2L     ELECTION OF DIRECTOR: MR. ALBERT F. DEL ROSARIO           Mgmt          No vote

2M     ELECTION OF DIRECTOR: MR. TONY TAN CAKTIONG               Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 POSCO                                                                                       Agenda Number:  932998593
--------------------------------------------------------------------------------------------------------------------------
        Security:  693483109
    Meeting Type:  Annual
    Meeting Date:  27-Feb-2009
          Ticker:  PKX
            ISIN:  US6934831099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF BALANCE SHEET, INCOME STATEMENT,              Mgmt          For
       AND THE STATEMENT OF APPROPRIATION OF RETAINED
       EARNINGS FOR THE 41TH FISCAL YEAR

02     PARTIAL AMENDMENTS TO ARTICLES OF INCORPORATION           Mgmt          For

3A1    ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR:           Mgmt          For
       YOO, JANG-HEE

3A2    ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR:           Mgmt          For
       HAN, JOON-HO

3A3    ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR:           Mgmt          For
       LEE, YOUNG-SUN

3A4    ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR:           Mgmt          For
       KIM, BYUNG KI

3A5    ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR:           Mgmt          For
       LEE, CHANG HEE

3B1    ELECTION OF AUDIT COMMITTEE MEMBER: LEE, CHANG            Mgmt          For
       HEE

3C1    ELECTION OF EXECUTIVE DIRECTOR: CHUNG, JOON-YANG          Mgmt          For
       (CEO CANDIDATE)

3C2    ELECTION OF EXECUTIVE DIRECTOR: LEE, DONG-HEE             Mgmt          For

3C3    ELECTION OF EXECUTIVE DIRECTOR: HUR, NAM-SUK              Mgmt          For

3C4    ELECTION OF EXECUTIVE DIRECTOR: CHUNG, KEEL-SOU           Mgmt          For

04     APPROVAL OF LIMITS OF TOTAL REMUNERATION FOR              Mgmt          For
       DIRECTORS




--------------------------------------------------------------------------------------------------------------------------
 PT INDOSAT TBK                                                                              Agenda Number:  932932278
--------------------------------------------------------------------------------------------------------------------------
        Security:  744383100
    Meeting Type:  Special
    Meeting Date:  14-Jul-2008
          Ticker:  IIT
            ISIN:  US7443831000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL TO THE AMENDMENT OF THE ARTICLES OF              Mgmt          For                            For
       ASSOCIATION




--------------------------------------------------------------------------------------------------------------------------
 PT INDOSAT TBK                                                                              Agenda Number:  932942952
--------------------------------------------------------------------------------------------------------------------------
        Security:  744383100
    Meeting Type:  Special
    Meeting Date:  25-Aug-2008
          Ticker:  IIT
            ISIN:  US7443831000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE CHANGES TO THE COMPOSITION OF              Mgmt          Abstain                        Against
       THE BOARD OF COMMISSIONERS AND/OR THE BOARD
       OF DIRECTORS OF THE COMPANY




--------------------------------------------------------------------------------------------------------------------------
 PT INDOSAT TBK                                                                              Agenda Number:  933095970
--------------------------------------------------------------------------------------------------------------------------
        Security:  744383100
    Meeting Type:  Annual
    Meeting Date:  11-Jun-2009
          Ticker:  IIT
            ISIN:  US7443831000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1     TO APPROVE THE ANNUAL REPORT AND TO RATIFY THE            Mgmt          For                            For
       FINANCIAL STATEMENTS OF THE COMPANY FOR THE
       FINANCIAL YEAR ENDED DECEMBER 31, 2008 AND
       THEREBY RELEASE AND DISCHARGE THE BOARD OF
       COMMISSIONERS FROM THEIR SUPERVISORY RESPONSIBILITIES
       AND THE BOARD OF DIRECTORS FROM THEIR MANAGERIAL
       RESPONSIBILITIES, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

A2     TO APPROVE THE ALLOCATIONS OF NET PROFIT FOR              Mgmt          For                            For
       RESERVE FUNDS, DIVIDENDS AND OTHER PURPOSES
       AND TO APPROVE THE DETERMINATION OF THE AMOUNT,
       TIME AND MANNER OF PAYMENT OF DIVIDENDS FOR
       THE FINANCIAL YEAR ENDED DECEMBER 31, 2008.

A3     TO DETERMINE THE REMUNERATION FOR THE BOARD               Mgmt          For                            For
       OF COMMISSIONERS OF THE COMPANY FOR 2009.

A4     TO APPROVE THE APPOINTMENT OF THE COMPANY'S               Mgmt          For                            For
       INDEPENDENT AUDITOR FOR THE FINANCIAL YEAR
       ENDED DECEMBER 31, 2009.

A5     TO APPROVE THE CHANGES OF THE COMPOSITION OF              Mgmt          For                            For
       THE BOARD OF COMMISSIONERS AND/OR BOARD OF
       DIRECTORS.

E1     TO APPROVE THE AMENDMENTS TO THE COMPANY'S ARTICLES       Mgmt          Abstain                        Against
       OF ASSOCIATION.




--------------------------------------------------------------------------------------------------------------------------
 SHINHAN FINANCIAL GROUP                                                                     Agenda Number:  933004955
--------------------------------------------------------------------------------------------------------------------------
        Security:  824596100
    Meeting Type:  Annual
    Meeting Date:  17-Mar-2009
          Ticker:  SHG
            ISIN:  US8245961003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF FINANCIAL STATEMENTS (BALANCE SHEET,          Mgmt          For                            For
       INCOME STATEMENT AND STATEMENT OF APPROPRIATION
       OF RETAINED EARNINGS) FOR THE FISCAL YEAR 2008
       (JANUARY 1, 2008 - DECEMBER 31, 2008)

02     APPROVAL OF REVISION TO ARTICLES OF INCORPORATION         Mgmt          For                            For

03     APPROVAL OF DIRECTOR REMUNERATION LIMIT                   Mgmt          For                            For

04     APPROVAL OF STOCK OPTION GRANT TO THE EXECUTIVES          Mgmt          For                            For
       AND EMPLOYEES OF SHINHAN FINANCIAL GROUP AND
       ITS SUBSIDIARIES

5A     APPOINTMENT OF NON-EXECUTIVE DIRECTOR CANDIDATE           Mgmt          For                            For
       : BAEK SOON LEE

5B     APPOINTMENT OF OUTSIDE DIRECTOR CANDIDATE :               Mgmt          For                            For
       BOO IN GO

5C     APPOINTMENT OF OUTSIDE DIRECTOR CANDIDATE :               Mgmt          For                            For
       YOUNG WOO KIM

5D     APPOINTMENT OF OUTSIDE DIRECTOR CANDIDATE :               Mgmt          For                            For
       YO KOO KIM

5E     APPOINTMENT OF OUTSIDE DIRECTOR CANDIDATE :               Mgmt          For                            For
       SHEE YUL RYOO

5F     APPOINTMENT OF OUTSIDE DIRECTOR CANDIDATE :               Mgmt          For                            For
       KE SUP YUN

5G     APPOINTMENT OF OUTSIDE DIRECTOR CANDIDATE :               Mgmt          For                            For
       JUNG IL LEE

5H     APPOINTMENT OF OUTSIDE DIRECTOR CANDIDATE :               Mgmt          For                            For
       SUNG BIN CHUN

5I     APPOINTMENT OF OUTSIDE DIRECTOR CANDIDATE :               Mgmt          For                            For
       KAP YOUNG JEONG

5J     APPOINTMENT OF OUTSIDE DIRECTOR CANDIDATE :               Mgmt          For                            For
       HAENG NAM CHUNG

5K     APPOINTMENT OF OUTSIDE DIRECTOR CANDIDATE :               Mgmt          For                            For
       BONG YOUN CHO

5L     APPOINTMENT OF OUTSIDE DIRECTOR CANDIDATE :               Mgmt          For                            For
       YOUNG SEOK CHOI

5M     APPOINTMENT OF OUTSIDE DIRECTOR CANDIDATE :               Mgmt          For                            For
       PHILIPPE REYNIEIX

6A     APPOINTMENT OF AUDIT COMMITTEE MEMBER CANDIDATE           Mgmt          For                            For
       : YOUNG WOO KIM

6B     APPOINTMENT OF AUDIT COMMITTEE MEMBER CANDIDATE           Mgmt          For                            For
       : SUNG BIN CHUN

6C     APPOINTMENT OF AUDIT COMMITTEE MEMBER CANDIDATE           Mgmt          For                            For
       : KAP YOUNG JEONG

6D     APPOINTMENT OF AUDIT COMMITTEE MEMBER CANDIDATE           Mgmt          For                            For
       : BONG YOUN CHO




--------------------------------------------------------------------------------------------------------------------------
 SILICONWARE PRECISION INDUSTRIES CO LTD.                                                    Agenda Number:  933084220
--------------------------------------------------------------------------------------------------------------------------
        Security:  827084864
    Meeting Type:  Annual
    Meeting Date:  10-Jun-2009
          Ticker:  SPIL
            ISIN:  US8270848646
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2A     MATTERS TO BE RECOGNIZED AND DISCUSSED: ADOPTION          Mgmt          For
       BY THE MEETING OF FY 2008 BUSINESS REPORT AND
       FINANCIAL STATEMENTS

2B     MATTERS TO BE RECOGNIZED AND DISCUSSED: ADOPTION          Mgmt          For
       BY THE MEETING OF FY 2008 PROFIT DISTRIBUTION
       PLAN




--------------------------------------------------------------------------------------------------------------------------
 SK TELECOM CO., LTD.                                                                        Agenda Number:  933001620
--------------------------------------------------------------------------------------------------------------------------
        Security:  78440P108
    Meeting Type:  Annual
    Meeting Date:  13-Mar-2009
          Ticker:  SKM
            ISIN:  US78440P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF FINANCIAL STATEMENTS FOR THE 25TH             Mgmt          For                            For
       FISCAL YEAR (FROM JANUARY 1, 2008 TO DECEMBER
       31, 2008) AS SET FORTH IN ITEM 1 OF THE COMPANY'S
       AGENDA ENCLOSED HEREWITH.

02     APPROVAL OF CEILING AMOUNT OF THE REMUNERATION            Mgmt          For                            For
       FOR DIRECTORS* PROPOSED CEILING AMOUNT OF THE
       REMUNERATION FOR DIRECTORS IS KRW 12 BILLION.

03     AMENDMENT TO COMPANY REGULATION ON EXECUTIVE              Mgmt          For                            For
       COMPENSATION AS SET FORTH IN ITEM 2 OF THE
       COMPANY'S AGENDA ENCLOSED HEREWITH.

4A1    ELECTION OF DIRECTOR: MR. CHEY, JAE WON                   Mgmt          For                            For

4A2    ELECTION OF DIRECTOR: MR. JUNG, MAN WON                   Mgmt          For                            For

4B     ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR.           Mgmt          For                            For

4C     ELECTION OF A MEMBER OF THE AUDIT COMMITTEE.              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN SEMICONDUCTOR MFG. CO. LTD.                                                          Agenda Number:  933090211
--------------------------------------------------------------------------------------------------------------------------
        Security:  874039100
    Meeting Type:  Annual
    Meeting Date:  10-Jun-2009
          Ticker:  TSM
            ISIN:  US8740391003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ACCEPT 2008 BUSINESS REPORT AND FINANCIAL              Mgmt          For                            For
       STATEMENTS

02     TO APPROVE THE PROPOSAL FOR DISTRIBUTION OF               Mgmt          For                            For
       2008 PROFITS

03     TO APPROVE THE CAPITALIZATION OF 2008 DIVIDENDS,          Mgmt          For                            For
       2008 EMPLOYEE PROFIT SHARING, AND CAPITAL SURPLUS

04     TO REVISE INTERNAL POLICIES AND RULES AS FOLLOWS:         Mgmt          For                            For
       (A) PROCEDURES FOR LENDING FUNDS TO OTHER PARTIES
       (B) PROCEDURES FOR ENDORSEMENT AND GUARANTEE

05     DIRECTOR
       MR. MORRIS CHANG                                          Mgmt          For                            For
       MR. F.C. TSENG                                            Mgmt          For                            For
       MR. RICK TSAI                                             Mgmt          For                            For
       MR. TAIN-JY CHEN                                          Mgmt          For                            For
       SIR P. LEAHY BONFIELD                                     Mgmt          For                            For
       MR. STAN SHIH                                             Mgmt          For                            For
       MS. CARLY FIORINA                                         Mgmt          For                            For
       MR. THOMAS J ENGIBOUS                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TATA MOTORS LIMITED                                                                         Agenda Number:  932930868
--------------------------------------------------------------------------------------------------------------------------
        Security:  876568502
    Meeting Type:  Annual
    Meeting Date:  24-Jul-2008
          Ticker:  TTM
            ISIN:  US8765685024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     RECEIVE; CONSIDER AND ADOPT THE AUDITED PROFIT            Mgmt          For                            For
       AND LOSS ACCOUNT FOR THE YEAR ENDED MARCH 31,
       2008.

O2     DECLARE A DIVIDEND ON ORDINARY SHARES.                    Mgmt          For                            For

O3     APPOINT A DIRECTOR IN PLACE OF MR RATAN N TATA,           Mgmt          For                            For
       WHO RETIRES BY ROTATION AND IS ELIGIBLE FOR
       REAPPOINTMENT.

O4     APPOINT A DIRECTOR IN PLACE OF MR R GOPALAKRISHNAN,       Mgmt          Against                        Against
       WHO RETIRES BY ROTATION AND IS ELIGIBLE FOR
       REAPPOINTMENT.

O5     APPOINT AUDITORS AND FIX THEIR REMUNERATION.              Mgmt          For                            For

S6     APPOINTMENT OF DR R A MASHELKAR AS A DIRECTOR.            Mgmt          For                            For

S7     COMMISSION TO NON-WHOLE-TIME DIRECTORS.                   Mgmt          For                            For

S8     REVISION IN THE TERMS OF REMUNERATION OF MR               Mgmt          For                            For
       RAVI KANT, MANAGING DIRECTOR.

09     INCREASE IN THE AUTHORISED SHARE CAPITAL AND              Mgmt          For                            For
       THE ALTERATION OF THE CAPITAL CLAUSE IN THE
       MEMORANDUM OF ASSOCIATION.+

10     ALTERATION OF THE ARTICLES OF ASSOCIATION OF              Mgmt          For                            For
       THE COMPANY.+

11     RAISING OF ADDITIONAL LONG TERM RESOURCES.+               Mgmt          For                            For

12     INCREASE IN BORROWING LIMITS.+                            Mgmt          For                            For

13     CREATION OF CHARGES.+                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNITED MICROELECTRONICS CORPORATION                                                         Agenda Number:  933091011
--------------------------------------------------------------------------------------------------------------------------
        Security:  910873405
    Meeting Type:  Annual
    Meeting Date:  10-Jun-2009
          Ticker:  UMC
            ISIN:  US9108734057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ACCEPT THE COMPANY'S 2008 BUSINESS REPORT              Mgmt          For                            For
       AND FINANCIAL STATEMENT.

02     TO APPROVE THE COMPANY'S 2008 PROFIT AND LOSS             Mgmt          For                            For
       APPROPRIATION.

03     TO AMEND THE COMPANY'S "LOAN PROCEDURE."                  Mgmt          For                            For

04     TO AMEND THE COMPANY'S "ENDORSEMENTS AND GUARANTEES       Mgmt          For                            For
       PROCEDURE."

05     TO AMEND THE COMPANY'S "FINANCIAL DERIVATIVES             Mgmt          For                            For
       TRANSACTION PROCEDURE."

06     TO AMEND THE COMPANY'S "ACQUISITION OR DISPOSAL           Mgmt          For                            For
       OF ASSETS PROCEDURE."

07     TO DISCUSS THE ACQUISITION OF TOTAL SHARES OF             Mgmt          For                            For
       HE JIAN TECHNOLOGY (SUZHOU) CO., LTD. THROUGH
       MERGING WITH THE HOLDING COMPANIES.**

08     TO DISCUSS THE NEW SHARE ISSUANCE FOR MERGING             Mgmt          For                            For
       WITH THE HOLDING COMPANIES OF HE JIAN TECHNOLOGY
       (SUZHOU) CO., LTD.**

09     DIRECTOR
       STAN HUNG*                                                Mgmt          For                            For
       SHIH-WEI SUN*                                             Mgmt          For                            For
       WEN-YANG CHEN*                                            Mgmt          For                            For
       PO-WEN YEN*                                               Mgmt          For                            For
       TING-YU LIN*                                              Mgmt          For                            For
       CHUN-YEN CHANG+                                           Mgmt          For                            For
       CHUNG LAUNG LIU+                                          Mgmt          For                            For
       PAUL S.C. HSU+                                            Mgmt          For                            For
       CHENG-LI HUANG+                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WIPRO LIMITED                                                                               Agenda Number:  932933888
--------------------------------------------------------------------------------------------------------------------------
        Security:  97651M109
    Meeting Type:  Annual
    Meeting Date:  17-Jul-2008
          Ticker:  WIT
            ISIN:  US97651M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     RECEIVE, CONSIDER AND ADOPT THE AUDITED BALANCE           Mgmt          For                            For
       SHEET AS AT MARCH 31, 2008 AND THE PROFIT AND
       LOSS ACCOUNT FOR THE YEAR ENDED ON THAT DATE
       AND THE REPORTS OF THE DIRECTORS AND AUDITORS
       THEREON.

O2     TO CONFIRM THE PAYMENT OF INTERIM DIVIDEND AND            Mgmt          For                            For
       TO DECLARE A FINAL DIVIDEND ON EQUITY SHARES.

O3     RE-APPOINTMENT OF AUDITORS AND FIX THEIR REMUNERATION.    Mgmt          For                            For

O4     APPOINT A DIRECTOR IN PLACE OF DR ASHOK S GANGULY         Mgmt          For                            For
       WHO RETIRES BY ROTATION AND BEING ELIGIBLE,
       OFFERS HIMSELF FOR RE-APPOINTMENT.

O5     APPOINT A DIRECTOR IN PLACE OF MR PM SINHA WHO            Mgmt          For                            For
       RETIRES BY ROTATION AND BEING ELIGIBLE, OFFERS
       HIMSELF FOR RE-APPOINTMENT.

S6     APPOINTMENT OF MR SURESH C SENAPATY AS DIRECTOR           Mgmt          For                            For
       OF THE COMPANY AND PAYMENT OF REMUNERATION.

S7     APPOINTMENT OF MR GIRISH S PARANJPE AS DIRECTOR           Mgmt          For                            For
       OF THE COMPANY AND PAYMENT OF REMUNERATION.

S8     APPOINTMENT OF MR SURESH VASWANI AS DIRECTOR              Mgmt          For                            For
       OF THE COMPANY AND PAYMENT OF REMUNERATION.

S9     AMENDMENT TO ARTICLES OF ASSOCIATION FOR INCREASE         Mgmt          For                            For
       IN THE NUMBER OF DIRECTORS.



PowerShares FTSE RAFI Europe Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares FTSE RAFI Europe Small-Mid Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares FTSE RAFI International Real Estate Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares FTSE RAFI Japan Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares Global Agriculture Portfolio
--------------------------------------------------------------------------------------------------------------------------
 BUNGE LIMITED                                                                               Agenda Number:  933042892
--------------------------------------------------------------------------------------------------------------------------
        Security:  G16962105
    Meeting Type:  Annual
    Meeting Date:  08-May-2009
          Ticker:  BG
            ISIN:  BMG169621056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: OCTAVIO CARABALLO                   Mgmt          For                            For

1B     ELECTION OF DIRECTOR: FRANCIS COPPINGER                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: LARRY G. PILLARD                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: ALBERTO WEISSER                     Mgmt          For                            For

02     TO APPOINT DELOITTE & TOUCHE LLP AS BUNGE LIMITED'S       Mgmt          For                            For
       INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2009 AND TO AUTHORIZE THE AUDIT
       COMMITTEE OF THE BOARD OF DIRECTORS TO DETERMINE
       THE INDEPENDENT AUDITORS' FEES.

03     TO APPROVE THE BUNGE LIMITED 2009 EQUITY INCENTIVE        Mgmt          For                            For
       PLAN.




--------------------------------------------------------------------------------------------------------------------------
 CF INDUSTRIES HOLDINGS, INC.                                                                Agenda Number:  933037601
--------------------------------------------------------------------------------------------------------------------------
        Security:  125269100
    Meeting Type:  Annual
    Meeting Date:  21-Apr-2009
          Ticker:  CF
            ISIN:  US1252691001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: STEPHEN A. FURBACHER                Mgmt          For                            *

1B     ELECTION OF DIRECTOR: DAVID R. HARVEY                     Mgmt          For                            *

1C     ELECTION OF DIRECTOR: JOHN D. JOHNSON                     Mgmt          For                            *

02     TO RATIFY THE SELECTION OF KPMG LLP AS CF INDUSTRIES      Mgmt          For                            *
       HOLDINGS, INC.'S INDEPEDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2009.

03     TO APPROVE CF INDUSTRIES HOLDINGS, INC.'S 2009            Mgmt          For                            *
       EQUITY AND INCENTIVE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 CORN PRODUCTS INTERNATIONAL, INC.                                                           Agenda Number:  933045165
--------------------------------------------------------------------------------------------------------------------------
        Security:  219023108
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  CPO
            ISIN:  US2190231082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LUIS ARANGUREN-TRELLEZ                                    Mgmt          For                            For
       PAUL HANRAHAN                                             Mgmt          For                            For
       WILLIAM S. NORMAN                                         Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE              Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       OF THE COMPANY AND ITS SUBSIDIARIES, IN RESPECT
       OF THE COMPANY'S OPERATIONS IN 2009.

03     TO REQUEST THE BOARD OF DIRECTORS TO ELIMINATE            Shr           For
       CLASSIFICATION OF THE TERMS OF THE BOARD OF
       DIRECTORS TO REQUIRE THAT ALL DIRECTORS STAND
       FOR ELECTION ANNUALLY.




--------------------------------------------------------------------------------------------------------------------------
 DARLING INTERNATIONAL INC.                                                                  Agenda Number:  933042789
--------------------------------------------------------------------------------------------------------------------------
        Security:  237266101
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  DAR
            ISIN:  US2372661015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: RANDALL C. STUEWE                   Mgmt          For                            For

1B     ELECTION OF DIRECTOR: O. THOMAS ALBRECHT                  Mgmt          For                            For

1C     ELECTION OF DIRECTOR: C. DEAN CARLSON                     Mgmt          For                            For

1D     ELECTION OF DIRECTOR: MARLYN JORGENSEN                    Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JOHN D. MARCH                       Mgmt          For                            For

1F     ELECTION OF DIRECTOR: CHARLES MACALUSO                    Mgmt          For                            For

1G     ELECTION OF DIRECTOR: MICHAEL URBUT                       Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF THE INDEPENDENT       Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM KPMG LLP
       FOR THE FISCAL YEAR ENDING JANUARY 2, 2010.




--------------------------------------------------------------------------------------------------------------------------
 FRESH DEL MONTE PRODUCE INC.                                                                Agenda Number:  933010059
--------------------------------------------------------------------------------------------------------------------------
        Security:  G36738105
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2009
          Ticker:  FDP
            ISIN:  KYG367381053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     TO RE-ELECT MOHAMMAD ABU-GHAZALEH AS A DIRECTOR           Mgmt          For                            For
       FOR A TERM EXPIRING AT THE 2012 ANNUAL GENERAL
       MEETING.

1B     TO RE-ELECT HANI EL-NAFFY AS A DIRECTOR FOR               Mgmt          For                            For
       A TERM EXPIRING AT THE 2012 ANNUAL GENERAL
       MEETING.

1C     TO RE-ELECT JOHN H. DALTON AS A DIRECTOR FOR              Mgmt          For                            For
       A TERM EXPIRING AT THE 2012 ANNUAL GENERAL
       MEETING.

02     PROPOSAL TO APPROVE AND ADOPT THE COMPANY'S               Mgmt          For                            For
       FINANCIAL STATEMENTS FOR FISCAL YEAR ENDED
       DECEMBER 26, 2008.

03     PROPOSAL TO APPROVE AND RATIFY THE APPOINTMENT            Mgmt          For                            For
       OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM TO THE COMPANY FOR THE
       FISCAL YEAR ENDING JANUARY 1, 2010.




--------------------------------------------------------------------------------------------------------------------------
 INTREPID POTASH                                                                             Agenda Number:  933049113
--------------------------------------------------------------------------------------------------------------------------
        Security:  46121Y102
    Meeting Type:  Annual
    Meeting Date:  28-May-2009
          Ticker:  IPI
            ISIN:  US46121Y1029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       TERRY CONSIDINE                                           Mgmt          For                            For

02     THE RATIFICATION OF THE APPOINTMENT BY THE AUDIT          Mgmt          For                            For
       COMMITTEE OF KPMG LLP AS THE COMPANY'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 MONSANTO COMPANY                                                                            Agenda Number:  932980534
--------------------------------------------------------------------------------------------------------------------------
        Security:  61166W101
    Meeting Type:  Annual
    Meeting Date:  14-Jan-2009
          Ticker:  MON
            ISIN:  US61166W1018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JANICE L. FIELDS                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: HUGH GRANT                          Mgmt          For                            For

1C     ELECTION OF DIRECTOR: C. STEVEN MCMILLAN                  Mgmt          For                            For

1D     ELECTION OF DIRECTOR: ROBERT J. STEVENS                   Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE 2009 FISCAL
       YEAR.




--------------------------------------------------------------------------------------------------------------------------
 THE SCOTTS MIRACLE-GRO CO.                                                                  Agenda Number:  932986295
--------------------------------------------------------------------------------------------------------------------------
        Security:  810186106
    Meeting Type:  Annual
    Meeting Date:  22-Jan-2009
          Ticker:  SMG
            ISIN:  US8101861065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       THOMAS N. KELLY JR.                                       Mgmt          For                            For
       CARL F. KOHRT, PH.D.                                      Mgmt          For                            For
       JOHN S. SHIELY                                            Mgmt          For                            For

02     TO RATIFY THE SELECTION OF DELOITTE & TOUCHE              Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING SEPTEMBER 30, 2009.



PowerShares Global Biotech Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ACORDA THERAPEUTICS, INC.                                                                   Agenda Number:  933088228
--------------------------------------------------------------------------------------------------------------------------
        Security:  00484M106
    Meeting Type:  Annual
    Meeting Date:  22-Jun-2009
          Ticker:  ACOR
            ISIN:  US00484M1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BARRY GREENE                                              Mgmt          For                            For
       IAN F. SMITH                                              Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE              Mgmt          For                            For
       COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 ALEXION PHARMACEUTICALS, INC.                                                               Agenda Number:  933076552
--------------------------------------------------------------------------------------------------------------------------
        Security:  015351109
    Meeting Type:  Annual
    Meeting Date:  13-May-2009
          Ticker:  ALXN
            ISIN:  US0153511094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LEONARD BELL                                              Mgmt          For                            For
       MAX LINK                                                  Mgmt          For                            For
       JOSEPH A. MADRI                                           Mgmt          For                            For
       LARRY L. MATHIS                                           Mgmt          For                            For
       R. DOUGLAS NORBY                                          Mgmt          For                            For
       ALVIN S. PARVEN                                           Mgmt          For                            For
       RUEDI E. WAEGER                                           Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT BY THE BOARD OF               Mgmt          For                            For
       DIRECTORS OF PRICEWATERHOUSECOOPERS LLP AS
       ALEXION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM.




--------------------------------------------------------------------------------------------------------------------------
 ALNYLAM PHARMACEUTICALS, INC.                                                               Agenda Number:  933071867
--------------------------------------------------------------------------------------------------------------------------
        Security:  02043Q107
    Meeting Type:  Annual
    Meeting Date:  11-Jun-2009
          Ticker:  ALNY
            ISIN:  US02043Q1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN K. CLARKE                                            Mgmt          For                            For
       VICKI L. SATO, PH.D.                                      Mgmt          For                            For
       JAMES L. VINCENT                                          Mgmt          For                            For

02     TO APPROVE THE AMENDMENT AND RESTATEMENT OF               Mgmt          Against                        Against
       ALNYLAM'S 2004 STOCK INCENTIVE PLAN.

03     TO APPROVE THE ADOPTION OF ALNYLAM'S 2009 STOCK           Mgmt          Against                        Against
       INCENTIVE PLAN.

04     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP, AN INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM, AS ALNYLAM'S INDEPENDENT AUDITORS FOR
       THE FISCAL YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 AMGEN INC.                                                                                  Agenda Number:  933015946
--------------------------------------------------------------------------------------------------------------------------
        Security:  031162100
    Meeting Type:  Annual
    Meeting Date:  06-May-2009
          Ticker:  AMGN
            ISIN:  US0311621009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: DR. DAVID BALTIMORE                 Mgmt          For                            For

1B     ELECTION OF DIRECTOR: MR. FRANK J. BIONDI, JR.            Mgmt          For                            For

1C     ELECTION OF DIRECTOR: MR. FRANCOIS DE CARBONNEL           Mgmt          For                            For

1D     ELECTION OF DIRECTOR: MR. JERRY D. CHOATE                 Mgmt          For                            For

1E     ELECTION OF DIRECTOR: DR. VANCE D. COFFMAN                Mgmt          For                            For

1F     ELECTION OF DIRECTOR: MR. FREDERICK W. GLUCK              Mgmt          For                            For

1G     ELECTION OF DIRECTOR: MR. FRANK C. HERRINGER              Mgmt          For                            For

1H     ELECTION OF DIRECTOR: DR. GILBERT S. OMENN                Mgmt          For                            For

1I     ELECTION OF DIRECTOR: MS. JUDITH C. PELHAM                Mgmt          For                            For

1J     ELECTION OF DIRECTOR: ADM. J. PAUL REASON, USN            Mgmt          For                            For
       (RETIRED)

1K     ELECTION OF DIRECTOR: MR. LEONARD D. SCHAEFFER            Mgmt          For                            For

1L     ELECTION OF DIRECTOR: MR. KEVIN W. SHARER                 Mgmt          For                            For

02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP              Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       FOR THE YEAR ENDING DECEMBER 31, 2009.

03     TO APPROVE THE PROPOSED 2009 EQUITY INCENTIVE             Mgmt          For                            For
       PLAN, WHICH AUTHORIZES THE ISSUANCE OF 100,000,000
       SHARES.

04     TO APPROVE THE PROPOSED AMENDMENT TO OUR RESTATED         Mgmt          For                            For
       CERTIFICATE OF INCORPORATION, AS AMENDED, WHICH
       REDUCES THE SIXTY-SIX AND TWO-THIRDS PERCENT
       (66-2/3%) VOTING REQUIREMENT TO A SIMPLE MAJORITY
       VOTING REQUIREMENT FOR APPROVAL OF CERTAIN
       BUSINESS COMBINATIONS.

5A     STOCKHOLDER PROPOSAL #1 (AMEND OUR BYLAWS TO              Shr           For                            Against
       PERMIT 10 PERCENT OF OUR OUTSTANDING COMMON
       STOCK THE ABILITY TO CALL SPECIAL MEETINGS.)

5B     STOCKHOLDER PROPOSAL #2 (CHANGE OUR JURISDICTION          Shr           Against                        For
       OF INCORPORATION FROM DELAWARE TO NORTH DAKOTA.)




--------------------------------------------------------------------------------------------------------------------------
 AMYLIN PHARMACEUTICALS, INC.                                                                Agenda Number:  933080169
--------------------------------------------------------------------------------------------------------------------------
        Security:  032346108
    Meeting Type:  Annual
    Meeting Date:  27-May-2009
          Ticker:  AMLN
            ISIN:  US0323461089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       M. KATHLEEN BEHRENS                                       Mgmt          For                            *
       CHARLES M. FLEISCHMAN                                     Mgmt          Withheld                       *
       JAY SHERWOOD                                              Mgmt          For                            *
       IPPNOM DR. A J. DENNER                                    Mgmt          For                            *
       IPPNOM DR. T. F. DEUEL                                    Mgmt          Withheld                       *
       MGTNOM ADRIAN ADAMS                                       Mgmt          For                            *
       MGTNOM TERESA BECK                                        Mgmt          For                            *
       MGTNOM D. M. BRADBURY                                     Mgmt          For                            *
       MGTNOM PAUL N. CLARK                                      Mgmt          For                            *
       MGTNOM PAULO F. COSTA                                     Mgmt          For                            *
       MGTNOM KARIN EASTHAM                                      Mgmt          For                            *
       MGTNOM JAY S. SKYLER                                      Mgmt          For                            *

02     PROPOSAL TO ADOPT THE COMPANY'S 2009 EQUITY               Mgmt          Against                        *
       INCENTIVE PLAN AS DESCRIBED IN THE PROXY STATEMENT.

03     2001 EMPLOYEE STOCK PURCHASE PLAN PROPOSAL AS             Mgmt          For                            *
       DESCRIBED IN THE PROXY STATEMENT.

04     PROPOSAL TO RATIFY ERNST & YOUNG LLP AS THE               Mgmt          For                            *
       INDEPENDENT PUBLIC REGISTERED ACCOUNTING FIRM
       FOR AMYLIN FOR THE YEAR ENDING DECEMBER 31,
       2007.

05     ICAHN REINCORPORATION PROPOSAL AS DESCRIBED               Mgmt          Against                        *
       IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 BIOGEN IDEC INC.                                                                            Agenda Number:  933075396
--------------------------------------------------------------------------------------------------------------------------
        Security:  09062X103
    Meeting Type:  Annual
    Meeting Date:  03-Jun-2009
          Ticker:  BIIB
            ISIN:  US09062X1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LAWRENCE C. BEST                                          Mgmt          For                            For
       ALAN B. GLASSBERG                                         Mgmt          For                            For
       ROBERT W. PANGIA                                          Mgmt          For                            For
       WILLIAM D. YOUNG                                          Mgmt          For                            For

02     TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2009.

03     TO APPROVE AMENDMENTS TO THE COMPANY'S BYLAWS             Mgmt          For                            For
       TO CHANGE THE VOTING STANDARD FOR THE ELECTION
       OF DIRECTORS IN UNCONTESTED ELECTIONS FROM
       A PLURALITY STANDARD TO A MAJORITY STANDARD.

04     SHAREHOLDER PROPOSAL TO AMEND THE COMPANY'S               Shr           Against                        For
       BYLAWS TO FIX THE SIZE OF THE BOARD AT 13 MEMBERS
       AND REMOVE THE BOARD'S ABILITY TO CHANGE THE
       SIZE OF THE BOARD.

05     SHAREHOLDER PROPOSAL THAT THE COMPANY REINCORPORATE       Shr           Against                        For
       FROM DELAWARE TO NORTH DAKOTA AND ELECT TO
       BE SUBJECT TO THE NORTH DAKOTA PUBLICLY TRADED
       CORPORATIONS ACT.




--------------------------------------------------------------------------------------------------------------------------
 BIOMARIN PHARMACEUTICAL INC.                                                                Agenda Number:  933029820
--------------------------------------------------------------------------------------------------------------------------
        Security:  09061G101
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  BMRN
            ISIN:  US09061G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JEAN-JACQUES BIENAIME                                     Mgmt          For                            For
       MICHAEL GREY                                              Mgmt          For                            For
       ELAINE J. HERON                                           Mgmt          For                            For
       JOSEPH KLEIN, III                                         Mgmt          For                            For
       PIERRE LAPALME                                            Mgmt          For                            For
       V. BRYAN LAWLIS                                           Mgmt          For                            For
       ALAN LEWIS                                                Mgmt          For                            For
       RICHARD A. MEIER                                          Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION BY THE BOARD             Mgmt          For                            For
       OF DIRECTORS OF KPMG LLP AS THE COMPANY'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR
       ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 CELERA CORPORATION                                                                          Agenda Number:  933053439
--------------------------------------------------------------------------------------------------------------------------
        Security:  15100E106
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  CRA
            ISIN:  US15100E1064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JEAN-LUC BELINGARD                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: PETER BARTON HUTT                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: GAIL K. NAUGHTON                    Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 26, 2009.




--------------------------------------------------------------------------------------------------------------------------
 CELGENE CORPORATION                                                                         Agenda Number:  933078378
--------------------------------------------------------------------------------------------------------------------------
        Security:  151020104
    Meeting Type:  Annual
    Meeting Date:  17-Jun-2009
          Ticker:  CELG
            ISIN:  US1510201049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       SOL J. BARER, PH.D.                                       Mgmt          For                            For
       ROBERT J. HUGIN                                           Mgmt          For                            For
       MICHAEL D. CASEY                                          Mgmt          For                            For
       RODMAN L. DRAKE                                           Mgmt          For                            For
       A.H. HAYES, JR., M.D.                                     Mgmt          For                            For
       GILLA KAPLAN, PH.D.                                       Mgmt          For                            For
       JAMES J. LOUGHLIN                                         Mgmt          For                            For
       ERNEST MARIO, PH.D.                                       Mgmt          For                            For
       WALTER L. ROBB, PH.D.                                     Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2009.

03     APPROVAL OF AN AMENDMENT AND RESTATEMENT OF               Mgmt          For                            For
       THE COMPANY'S 2008 STOCK INCENTIVE PLAN.

04     STOCKHOLDER PROPOSAL REGARDING THE VOTING STANDARD        Shr           For                            Against
       FOR DIRECTOR ELECTIONS.




--------------------------------------------------------------------------------------------------------------------------
 CEPHALON, INC.                                                                              Agenda Number:  933026684
--------------------------------------------------------------------------------------------------------------------------
        Security:  156708109
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  CEPH
            ISIN:  US1567081096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       F. BALDINO, JR., PH.D.                                    Mgmt          For                            For
       WILLIAM P. EGAN                                           Mgmt          For                            For
       MARTYN D. GREENACRE                                       Mgmt          For                            For
       VAUGHN M. KAILIAN                                         Mgmt          For                            For
       KEVIN E. MOLEY                                            Mgmt          For                            For
       C.A. SANDERS, M.D.                                        Mgmt          For                            For
       GAIL R. WILENSKY, PH.D.                                   Mgmt          For                            For
       DENNIS L. WINGER                                          Mgmt          For                            For

02     APPROVAL OF AMENDMENT TO THE 2004 EQUITY COMPENSATION     Mgmt          For                            For
       PLAN INCREASING THE NUMBER OF SHARES AUTHORIZED
       FOR ISSUANCE.

03     RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS     Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       FOR THE YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 CEPHEID                                                                                     Agenda Number:  933014285
--------------------------------------------------------------------------------------------------------------------------
        Security:  15670R107
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2009
          Ticker:  CPHD
            ISIN:  US15670R1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       JOHN L. BISHOP                                            Mgmt          For                            For
       THOMAS D. BROWN                                           Mgmt          For                            For
       DEAN O. MORTON                                            Mgmt          For                            For

2      TO AMEND CEPHEID'S 2000 EMPLOYEE STOCK PURCHASE           Mgmt          For                            For
       PLAN TO INCREASE THE NUMBER OF SHARES AVAILABLE
       THEREUNDER.

3      TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF CEPHEID FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 CUBIST PHARMACEUTICALS, INC.                                                                Agenda Number:  933064646
--------------------------------------------------------------------------------------------------------------------------
        Security:  229678107
    Meeting Type:  Annual
    Meeting Date:  04-Jun-2009
          Ticker:  CBST
            ISIN:  US2296781071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KENNETH BATE                                              Mgmt          For                            For
       NANCY HUTSON                                              Mgmt          For                            For
       MARTIN SOETERS                                            Mgmt          For                            For

02     A PROPOSAL TO AMEND OUR AMENDED AND RESTATED              Mgmt          For                            For
       1997 EMPLOYEE STOCK PURCHASE PLAN, OR ESPP,
       TO INCREASE THE NUMBER OF SHARES ISSUABLE UNDER
       THE ESPP BY 500,000.

03     A PROPOSAL TO AMEND OUR AMENDED AND RESTATED              Mgmt          For                            For
       2002 DIRECTORS' EQUITY INCENTIVE PLAN, OR DIRECTORS'
       PLAN, TO EXTEND THE TERM OF THE DIRECTORS'
       PLAN BY THREE YEARS AND TO INCREASE THE NUMBER
       OF SHARES ISSUABLE UNDER THE DIRECTORS' PLAN
       BY 400,000.

04     A PROPOSAL TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2009.




--------------------------------------------------------------------------------------------------------------------------
 GENZYME CORPORATION                                                                         Agenda Number:  933056132
--------------------------------------------------------------------------------------------------------------------------
        Security:  372917104
    Meeting Type:  Annual
    Meeting Date:  21-May-2009
          Ticker:  GENZ
            ISIN:  US3729171047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     RE-ELECTION OF DIRECTOR: DOUGLAS A. BERTHIAUME            Mgmt          For                            For

1B     RE-ELECTION OF DIRECTOR: GAIL K. BOUDREAUX                Mgmt          For                            For

1C     RE-ELECTION OF DIRECTOR: ROBERT J. CARPENTER              Mgmt          For                            For

1D     RE-ELECTION OF DIRECTOR: CHARLES L. COONEY                Mgmt          For                            For

1E     RE-ELECTION OF DIRECTOR: VICTOR J. DZAU                   Mgmt          For                            For

1F     RE-ELECTION OF DIRECTOR: SENATOR CONNIE MACK              Mgmt          For                            For
       III

1G     RE-ELECTION OF DIRECTOR: RICHARD F. SYRON                 Mgmt          For                            For

1H     RE-ELECTION OF DIRECTOR: HENRI A. TERMEER                 Mgmt          For                            For

02     A PROPOSAL TO AMEND THE 2004 EQUITY INCENTIVE             Mgmt          For                            For
       PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON
       STOCK AVAILABLE FOR ISSUANCE UNDER THE PLAN
       BY 2,500,000 SHARES.

03     A PROPOSAL TO APPROVE THE 2009 EMPLOYEE STOCK             Mgmt          For                            For
       PURCHASE PLAN.

04     A PROPOSAL TO RATIFY THE AUDIT COMMITTEE'S SELECTION      Mgmt          For                            For
       OF INDEPENDENT AUDITORS FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 GILEAD SCIENCES, INC.                                                                       Agenda Number:  933024248
--------------------------------------------------------------------------------------------------------------------------
        Security:  375558103
    Meeting Type:  Annual
    Meeting Date:  06-May-2009
          Ticker:  GILD
            ISIN:  US3755581036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PAUL BERG                                                 Mgmt          For                            For
       JOHN F. COGAN                                             Mgmt          For                            For
       ETIENNE F. DAVIGNON                                       Mgmt          For                            For
       JAMES M. DENNY                                            Mgmt          For                            For
       CARLA A. HILLS                                            Mgmt          For                            For
       JOHN W. MADIGAN                                           Mgmt          For                            For
       JOHN C. MARTIN                                            Mgmt          For                            For
       GORDON E. MOORE                                           Mgmt          For                            For
       NICHOLAS G. MOORE                                         Mgmt          For                            For
       RICHARD J. WHITLEY                                        Mgmt          For                            For
       GAYLE E. WILSON                                           Mgmt          For                            For

02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP              Mgmt          For                            For
       BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS
       AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF GILEAD FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2009.

03     TO APPROVE AN AMENDMENT TO GILEAD'S 2004 EQUITY           Mgmt          For                            For
       INCENTIVE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 HALOZYME THERAPEUTICS, INC.                                                                 Agenda Number:  933052071
--------------------------------------------------------------------------------------------------------------------------
        Security:  40637H109
    Meeting Type:  Annual
    Meeting Date:  07-May-2009
          Ticker:  HALO
            ISIN:  US40637H1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RANDAL J. KIRK                                            Mgmt          For                            For
       JOHN S. PATTON                                            Mgmt          For                            For

02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP              Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 HUMAN GENOME SCIENCES, INC.                                                                 Agenda Number:  933028715
--------------------------------------------------------------------------------------------------------------------------
        Security:  444903108
    Meeting Type:  Annual
    Meeting Date:  06-May-2009
          Ticker:  HGSI
            ISIN:  US4449031081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD J. DANZIG                                         Mgmt          For                            For
       JURGEN DREWS, M.D.                                        Mgmt          Withheld                       Against
       MAXINE GOWEN, PH.D.                                       Mgmt          For                            For
       TUAN HA-NGOC                                              Mgmt          For                            For
       A.N. KARABELAS, PH.D.                                     Mgmt          For                            For
       J.L. LAMATTINA, PH.D.                                     Mgmt          For                            For
       AUGUSTINE LAWLOR                                          Mgmt          For                            For
       DAVID P. SOUTHWELL                                        Mgmt          For                            For
       H. THOMAS WATKINS                                         Mgmt          For                            For
       ROBERT C. YOUNG, M.D.                                     Mgmt          For                            For

02     TO APPROVE THE COMPANY'S AMENDED AND RESTATED             Mgmt          Against                        Against
       STOCK INCENTIVE PLAN.

03     TO APPROVE AN AMENDMENT AND RESTATEMENT OF THE            Mgmt          For                            For
       COMPANY'S EMPLOYEE STOCK PURCHASE PLAN.

04     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 INCYTE CORPORATION                                                                          Agenda Number:  933049505
--------------------------------------------------------------------------------------------------------------------------
        Security:  45337C102
    Meeting Type:  Annual
    Meeting Date:  19-May-2009
          Ticker:  INCY
            ISIN:  US45337C1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD U. DE SCHUTTER                                    Mgmt          For                            For
       BARRY M. ARIKO                                            Mgmt          For                            For
       JULIAN C. BAKER                                           Mgmt          For                            For
       PAUL A. BROOKE                                            Mgmt          For                            For
       PAUL A. FRIEDMAN                                          Mgmt          For                            For
       JOHN F. NIBLACK                                           Mgmt          For                            For
       ROY A. WHITFIELD                                          Mgmt          For                            For

02     TO AMEND THE COMPANY'S 1991 STOCK PLAN TO INCREASE        Mgmt          Against                        Against
       THE NUMBER OF SHARES AVAILABLE FOR ISSUANCE
       THEREUNDER BY 1,125,000 SHARES, FROM 29,350,000
       SHARES TO 30,475,000 SHARES.

03     TO AMEND THE COMPANY'S 1993 DIRECTORS' STOCK              Mgmt          Against                        Against
       OPTION PLAN TO INCREASE THE NUMBER OF SHARES
       AVAILABLE FOR ISSUANCE THEREUNDER BY 75,000
       SHARES FROM 1,500,000 SHARES TO 1,575,000 SHARES.

04     TO AMEND THE COMPANY'S 1997 EMPLOYEE STOCK PURCHASE       Mgmt          For                            For
       PLAN TO INCREASE THE NUMBER OF SHARES AVAILABLE
       FOR ISSUANCE THEREUNDER BY 750,000 SHARES FROM
       4,600,000 SHARES TO 5,350,000 SHARES.

05     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 INTERMUNE, INC.                                                                             Agenda Number:  933066284
--------------------------------------------------------------------------------------------------------------------------
        Security:  45884X103
    Meeting Type:  Annual
    Meeting Date:  21-May-2009
          Ticker:  ITMN
            ISIN:  US45884X1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LARS G. EKMAN, MD, PHD                                    Mgmt          For                            For
       JONATHAN S. LEFF                                          Mgmt          For                            For

02     VOTE TO RATIFY ERNST & YOUNG LLP AS OUR INDEPENDENT       Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL
       YEAR ENDING DECEMBER 31, 2009.

03     VOTE TO AMEND OUR AMENDED AND RESTATED CERTIFICATE        Mgmt          For                            For
       OF INCORPORATION TO INCREASE THE AUTHORIZED
       NUMBER OF SHARES OF COMMON STOCK FROM 70,000,000
       SHARES TO 100,000,000.

04     VOTE TO AMEND OUR AMENDED AND RESTATED 2000               Mgmt          Against                        Against
       EQUITY INCENTIVE PLAN TO INCREASE THE AGGREGATE
       NUMBER OF SHARES OF COMMON STOCK AUTHORIZED
       FOR ISSUANCE UNDER SUCH PLAN BY 2,000,000 SHARES.




--------------------------------------------------------------------------------------------------------------------------
 ISIS PHARMACEUTICALS, INC.                                                                  Agenda Number:  933064088
--------------------------------------------------------------------------------------------------------------------------
        Security:  464330109
    Meeting Type:  Annual
    Meeting Date:  02-Jun-2009
          Ticker:  ISIS
            ISIN:  US4643301090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD D. DIMARCHI                                       Mgmt          For                            For
       FREDERICK T. MUTO                                         Mgmt          For                            For

02     APPROVE AMENDMENT AND RESTATEMENT OF OUR 2000             Mgmt          For                            For
       EMPLOYEE STOCK PURCHASE PLAN (ESPP) TO: (I)
       EXTEND THE ESPP SO THAT IT WILL TERMINATE ON
       JUNE 2, 2019; (II) LIMIT THE EVERGREEN PROVISION
       SUCH THAT IT ONLY ADDS 150,000 SHARES TO ESPP;
       (III) LIMIT OFFERING PERIODS UNDER ESPP TO
       A MAXIMUM OF SIX MONTHS; & (IV) IMPOSE A MINIMUM
       SIX-MONTH HOLDING PERIOD ON SHARES PURCHASED.

03     TO RATIFY THE AUDIT COMMITTEE'S SELECTION OF              Mgmt          For                            For
       ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR
       OUR 2009 FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 MARTEK BIOSCIENCES CORPORATION                                                              Agenda Number:  933000197
--------------------------------------------------------------------------------------------------------------------------
        Security:  572901106
    Meeting Type:  Annual
    Meeting Date:  19-Mar-2009
          Ticker:  MATK
            ISIN:  US5729011065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: HARRY J. D'ANDREA                   Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JAMES R. BEERY                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: MICHAEL G. DEVINE                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: STEVE DUBIN                         Mgmt          For                            For

1E     ELECTION OF DIRECTOR: ROBERT J. FLANAGAN                  Mgmt          For                            For

1F     ELECTION OF DIRECTOR: POLLY B. KAWALEK                    Mgmt          For                            For

1G     ELECTION OF DIRECTOR: JEROME C. KELLER                    Mgmt          For                            For

1H     ELECTION OF DIRECTOR: DOUGLAS J. MACMASTER,               Mgmt          For                            For
       JR.

1I     ELECTION OF DIRECTOR: ROBERT H. MAYER                     Mgmt          For                            For

1J     ELECTION OF DIRECTOR: EUGENE H. ROTBERG                   Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR 2009




--------------------------------------------------------------------------------------------------------------------------
 MEDAREX, INC.                                                                               Agenda Number:  933038122
--------------------------------------------------------------------------------------------------------------------------
        Security:  583916101
    Meeting Type:  Annual
    Meeting Date:  21-May-2009
          Ticker:  MEDX
            ISIN:  US5839161016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARC RUBIN, M.D.                                          Mgmt          For                            For
       RONALD J. SALDARINI PHD                                   Mgmt          For                            For
       CHARLES R. SCHALLER                                       Mgmt          For                            For

02     THE RATIFICATION OF THE APPOINTMENT BY THE AUDIT          Mgmt          For                            For
       COMMITTEE OF THE BOARD OF DIRECTORS OF ERNST
       & YOUNG LLP AS MEDAREX'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 MYRIAD GENETICS, INC.                                                                       Agenda Number:  932961976
--------------------------------------------------------------------------------------------------------------------------
        Security:  62855J104
    Meeting Type:  Annual
    Meeting Date:  13-Nov-2008
          Ticker:  MYGN
            ISIN:  US62855J1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WALTER GILBERT, PH.D.                                     Mgmt          For                            For
       D.H. LANGER, M.D., J.D.                                   Mgmt          For                            For

02     PROPOSAL TO AMEND THE RESTATED CERTIFICATE OF             Mgmt          Against                        Against
       INCORPORATION, AS AMENDED, TO INCREASE THE
       NUMBER OF AUTHORIZED COMMON STOCK FROM 60,000,000
       SHARES TO 150,000,000 SHARES.

03     PROPOSAL TO AMEND THE 2003 EMPLOYEE, DIRECTOR             Mgmt          Against                        Against
       AND CONSULTANT STOCK OPTION PLAN TO INCREASE
       THE NUMBER OF SHARES OF COMMON STOCK AVAILABLE
       FOR ISSUANCE THEREUNDER BY 1,500,000 SHARES.

04     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST               Mgmt          For                            For
       & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING JUNE 30, 2009.




--------------------------------------------------------------------------------------------------------------------------
 ONYX PHARMACEUTICALS, INC.                                                                  Agenda Number:  933048197
--------------------------------------------------------------------------------------------------------------------------
        Security:  683399109
    Meeting Type:  Annual
    Meeting Date:  26-May-2009
          Ticker:  ONXX
            ISIN:  US6833991093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PAUL GODDARD, PH.D.                                       Mgmt          For                            For
       A.J. GRILLO-LOPEZ, M.D.                                   Mgmt          For                            For
       WENDELL WIERENGA, PH.D.                                   Mgmt          For                            For

02     TO APPROVE AN AMENDMENT TO THE COMPANY'S 2005             Mgmt          For                            For
       EQUITY INCENTIVE PLAN TO, AMONG OTHER THINGS,
       INCREASE THE AGGREGATE NUMBER OF SHARES OF
       COMMON STOCK AUTHORIZED FOR ISSUANCE UNDER
       THE PLAN BY 2,000,000 SHARES.

03     TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE            Mgmt          For                            For
       OF THE BOARD OF DIRECTORS OF ERNST & YOUNG
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2009.




--------------------------------------------------------------------------------------------------------------------------
 OSI PHARMACEUTICALS, INC.                                                                   Agenda Number:  933080513
--------------------------------------------------------------------------------------------------------------------------
        Security:  671040103
    Meeting Type:  Annual
    Meeting Date:  17-Jun-2009
          Ticker:  OSIP
            ISIN:  US6710401034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT A. INGRAM                                          Mgmt          For                            For
       COLIN GODDARD, PH.D.                                      Mgmt          For                            For
       SANTO J. COSTA                                            Mgmt          For                            For
       JOSEPH KLEIN, III                                         Mgmt          For                            For
       KENNETH B. LEE, JR.                                       Mgmt          For                            For
       VIREN MEHTA                                               Mgmt          For                            For
       DAVID W. NIEMIEC                                          Mgmt          For                            For
       H.M. PINEDO, MD, PH.D.                                    Mgmt          For                            For
       KATHARINE B. STEVENSON                                    Mgmt          For                            For
       JOHN P. WHITE                                             Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP            Mgmt          For                            For
       AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE CORPORATION FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 PDL BIOPHARMA, INC.                                                                         Agenda Number:  933065383
--------------------------------------------------------------------------------------------------------------------------
        Security:  69329Y104
    Meeting Type:  Annual
    Meeting Date:  04-Jun-2009
          Ticker:  PDLI
            ISIN:  US69329Y1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JODY S. LINDELL                                           Mgmt          For                            For
       JOHN P. MCLAUGHLIN                                        Mgmt          For                            For

02     TO APPROVE THE AMENDMENTS TO THE 2005 EQUITY              Mgmt          For                            For
       INCENTIVE PLAN.

03     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 REGENERON PHARMACEUTICALS, INC.                                                             Agenda Number:  933071273
--------------------------------------------------------------------------------------------------------------------------
        Security:  75886F107
    Meeting Type:  Annual
    Meeting Date:  12-Jun-2009
          Ticker:  REGN
            ISIN:  US75886F1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CHARLES A. BAKER                                          Mgmt          For                            For
       MICHAEL S. BROWN, M.D.                                    Mgmt          For                            For
       ARTHUR F. RYAN                                            Mgmt          For                            For
       GEORGE L. SING                                            Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 RIGEL PHARMACEUTICALS, INC.                                                                 Agenda Number:  933053364
--------------------------------------------------------------------------------------------------------------------------
        Security:  766559603
    Meeting Type:  Annual
    Meeting Date:  28-May-2009
          Ticker:  RIGL
            ISIN:  US7665596034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES M. GOWER                                            Mgmt          For                            For
       GARY A. LYONS                                             Mgmt          For                            For
       DONALD G. PAYAN, M.D.                                     Mgmt          For                            For

02     TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE            Mgmt          For                            For
       OF THE BOARD OF DIRECTORS OF ERNST & YOUNG
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR ITS FISCAL YEAR ENDING
       DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 SAVIENT PHARMACEUTICALS, INC.                                                               Agenda Number:  933038653
--------------------------------------------------------------------------------------------------------------------------
        Security:  80517Q100
    Meeting Type:  Annual
    Meeting Date:  05-May-2009
          Ticker:  SVNT
            ISIN:  US80517Q1004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HERBERT CONRAD                                            Mgmt          For                            For
       ALAN L. HELLER                                            Mgmt          For                            For
       STEPHEN O. JAEGER                                         Mgmt          For                            For
       JOSEPH KLEIN III                                          Mgmt          For                            For
       LEE S. SIMON, M.D.                                        Mgmt          For                            For
       VIRGIL THOMPSON                                           Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF MCGLADREY              Mgmt          For                            For
       & PULLEN, LLP AS INDEPENDENT AUDITORS FOR THE
       2009 FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 SEATTLE GENETICS, INC.                                                                      Agenda Number:  933045204
--------------------------------------------------------------------------------------------------------------------------
        Security:  812578102
    Meeting Type:  Annual
    Meeting Date:  15-May-2009
          Ticker:  SGEN
            ISIN:  US8125781026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CLAY B. SIEGALL                                           Mgmt          For                            For
       FELIX BAKER                                               Mgmt          For                            For
       DANIEL F. HOTH                                            Mgmt          Withheld                       Against

02     PROPOSAL TO APPROVE THE ISSUANCE AND SALE OF              Mgmt          For                            For
       AN AGGREGATE OF 1,178,163 SHARES OF COMMON
       STOCK TO BAKER BROTHERS LIFE SCIENCES, L.P.
       AND ITS AFFILIATED INVESTMENT FUNDS AT A PURCHASE
       PRICE OF $9.27 PER SHARE PURSUANT TO A STOCK
       PURCHASE AGREEMENT DATED JANUARY 27, 2009.

03     PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 THERAVANCE, INC.                                                                            Agenda Number:  933009436
--------------------------------------------------------------------------------------------------------------------------
        Security:  88338T104
    Meeting Type:  Annual
    Meeting Date:  24-Apr-2009
          Ticker:  THRX
            ISIN:  US88338T1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       P. ROY VAGELOS, M.D.                                      Mgmt          For                            For
       RICK E WINNINGHAM                                         Mgmt          For                            For
       JEFFREY M. DRAZAN                                         Mgmt          For                            For
       ROBERT V. GUNDERSON, JR                                   Mgmt          For                            For
       ARNOLD J. LEVINE, PH.D.                                   Mgmt          For                            For
       B.G. MALKIEL, PH.D.                                       Mgmt          For                            For
       WILLIAM H. WALTRIP                                        Mgmt          For                            For
       G.M. WHITESIDES. PH.D.                                    Mgmt          For                            For
       WILLIAM D. YOUNG                                          Mgmt          For                            For

02     APPROVE AN AMENDMENT TO THE THERAVANCE, INC.              Mgmt          For                            For
       EMPLOYEE STOCK PURCHASE PLAN (ESPP) INCREASING
       THE AGGREGATE NUMBER OF SHARES OF COMMON STOCK
       AUTHORIZED FOR ISSUANCE UNDER THE ESPP BY 550,000
       SHARES, AS DESCRIBED IN THE PROXY STATEMENT.

03     RATIFY THE SELECTION BY THE AUDIT COMMITTEE               Mgmt          For                            For
       OF THE BOARD OF DIRECTORS OF ERNST & YOUNG
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2009.




--------------------------------------------------------------------------------------------------------------------------
 UNITED THERAPEUTICS CORPORATION                                                             Agenda Number:  933082036
--------------------------------------------------------------------------------------------------------------------------
        Security:  91307C102
    Meeting Type:  Annual
    Meeting Date:  26-Jun-2009
          Ticker:  UTHR
            ISIN:  US91307C1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RAY KURZWEIL                                              Mgmt          For                            For
       MARTINE ROTHBLATT                                         Mgmt          For                            For
       LOUIS SULLIVAN                                            Mgmt          For                            For

02     VOTE TO RATIFY ERNST & YOUNG LLP AS UNITED THERAPEUTICS   Mgmt          For                            For
       CORPORATION'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2009




--------------------------------------------------------------------------------------------------------------------------
 VERTEX PHARMACEUTICALS INCORPORATED                                                         Agenda Number:  933049050
--------------------------------------------------------------------------------------------------------------------------
        Security:  92532F100
    Meeting Type:  Annual
    Meeting Date:  14-May-2009
          Ticker:  VRTX
            ISIN:  US92532F1003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROGER W. BRIMBLECOMBE                                     Mgmt          For                            For
       BRUCE I. SACHS                                            Mgmt          For                            For

02     THE APPROVAL OF THE AMENDMENTS TO THE AMENDED             Mgmt          Against                        Against
       AND RESTATED 2006 STOCK AND OPTION PLAN THAT
       INCREASE THE NUMBER OF SHARES OF COMMON STOCK
       AUTHORIZED FOR ISSUANCE UNDER THE PLAN BY 7,700,000
       SHARES FROM 13,902,380 SHARES TO 21,602,380
       SHARES AND INCREASE THE MAXIMUM NUMBER OF SHARES
       A PARTICIPANT MAY RECEIVE IN A CALENDAR YEAR
       UNDER THE PLAN FROM 600,000 TO 700,000.

03     THE RATIFICATION OF THE APPOINTMENT OF ERNST              Mgmt          For                            For
       & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER
       31, 2009.



PowerShares Global Clean Energy Portfolio
--------------------------------------------------------------------------------------------------------------------------
 AMERICAN SUPERCONDUCTOR CORPORATION                                                         Agenda Number:  932930680
--------------------------------------------------------------------------------------------------------------------------
        Security:  030111108
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2008
          Ticker:  AMSC
            ISIN:  US0301111086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: GREGORY J. YUREK                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: VIKRAM S. BUDHRAJA                  Mgmt          For                            For

1C     ELECTION OF DIRECTOR: PETER O. CRISP                      Mgmt          For                            For

1D     ELECTION OF DIRECTOR: RICHARD DROUIN                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: DAVID R. OLIVER, JR.                Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JOHN B. VANDER SANDE                Mgmt          For                            For

1G     ELECTION OF DIRECTOR: JOHN W. WOOD, JR.                   Mgmt          For                            For

02     TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE            Mgmt          For                            For
       OF THE BOARD OF DIRECTORS OF PRICEWATERHOUSECOOPERS
       LLP AS AMERICAN SUPERCONDUCTOR'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT
       FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 BALDOR ELECTRIC COMPANY                                                                     Agenda Number:  933038007
--------------------------------------------------------------------------------------------------------------------------
        Security:  057741100
    Meeting Type:  Annual
    Meeting Date:  02-May-2009
          Ticker:  BEZ
            ISIN:  US0577411004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MERLIN J. AUGUSTINE, JR                                   Mgmt          For                            For
       JOHN A. MCFARLAND                                         Mgmt          For                            For
       ROBERT L. PROOST                                          Mgmt          For                            For

02     RATIFY APPOINTMENT OF AUDITORS                            Mgmt          For                            For

03     AMENDMENT TO 2006 EQUITY INCENTIVE PLAN                   Mgmt          For                            For

04     APPROVAL OF PLAN FOR TAX DEDUCTIBLE EXECUTIVE             Mgmt          For                            For
       INCENTIVE COMPENSATION




--------------------------------------------------------------------------------------------------------------------------
 CAPSTONE TURBINE CORPORATION                                                                Agenda Number:  932935541
--------------------------------------------------------------------------------------------------------------------------
        Security:  14067D102
    Meeting Type:  Annual
    Meeting Date:  28-Aug-2008
          Ticker:  CPST
            ISIN:  US14067D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ELIOT G. PROTSCH                                          Mgmt          For                            For
       RICHARD K. ATKINSON                                       Mgmt          For                            For
       JOHN V. JAGGERS                                           Mgmt          For                            For
       DARREN R. JAMISON                                         Mgmt          For                            For
       NOAM LOTAN                                                Mgmt          For                            For
       GARY J. MAYO                                              Mgmt          For                            For
       GARY D. SIMON                                             Mgmt          For                            For
       HOLLY A. VAN DEURSEN                                      Mgmt          For                            For
       DARRELL J. WILK                                           Mgmt          For                            For

02     APPROVAL OF THE RIGHTS AGREEMENT, DATED AS OF             Mgmt          Against                        Against
       JULY 7, 2005, WITH MELLON INVESTOR SERVICES
       LLC, AS AMENDED.

03     APPROVAL OF THE CAPSTONE TURBINE CORPORATION              Mgmt          For                            For
       EXECUTIVE PERFORMANCE INCENTIVE PLAN.

04     APPROVAL OF AN AMENDMENT TO THE CAPSTONE TURBINE          Mgmt          Against                        Against
       CORPORATION AMENDED AND RESTATED 2000 EQUITY
       INCENTIVE PLAN.

05     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS OUR INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING MARCH 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 COVANTA HOLDING CORPORATION                                                                 Agenda Number:  933035760
--------------------------------------------------------------------------------------------------------------------------
        Security:  22282E102
    Meeting Type:  Annual
    Meeting Date:  07-May-2009
          Ticker:  CVA
            ISIN:  US22282E1029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID M. BARSE                                            Mgmt          For                            For
       RONALD J. BROGLIO                                         Mgmt          For                            For
       PETER C.B. BYNOE                                          Mgmt          For                            For
       LINDA J. FISHER                                           Mgmt          For                            For
       JOSEPH M. HOLSTEN                                         Mgmt          For                            For
       RICHARD L. HUBER                                          Mgmt          For                            For
       ANTHONY J. ORLANDO                                        Mgmt          For                            For
       WILLIAM C. PATE                                           Mgmt          For                            For
       ROBERT S. SILBERMAN                                       Mgmt          For                            For
       JEAN SMITH                                                Mgmt          For                            For
       CLAYTON YEUTTER                                           Mgmt          For                            For
       SAMUEL ZELL                                               Mgmt          For                            For

02     TO AMEND THE EQUITY AWARD PLAN FOR EMPLOYEES              Mgmt          For                            For
       AND OFFICERS TO PROVIDE FOR ADDITIONAL TYPES
       OF PERFORMANCE BASED AWARDS AND PERFORMANCE
       CRITERIA.

03     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS COVANTA HOLDING CORPORATION'S INDEPENDENT
       AUDITORS FOR THE 2009 FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 CREE, INC.                                                                                  Agenda Number:  932959008
--------------------------------------------------------------------------------------------------------------------------
        Security:  225447101
    Meeting Type:  Annual
    Meeting Date:  30-Oct-2008
          Ticker:  CREE
            ISIN:  US2254471012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CHARLES M. SWOBODA                                        Mgmt          For                            For
       JOHN W. PALMOUR, PH.D.                                    Mgmt          For                            For
       DOLPH W. VON ARX                                          Mgmt          For                            For
       CLYDE R. HOSEIN                                           Mgmt          For                            For
       FRANCO PLASTINA                                           Mgmt          For                            For
       HARVEY A. WAGNER                                          Mgmt          For                            For
       THOMAS H. WERNER                                          Mgmt          For                            For

02     APPROVAL OF AMENDMENTS TO THE 2004 LONG-TERM              Mgmt          For                            For
       INCENTIVE COMPENSATION PLAN.

03     APPROVAL OF AMENDMENT TO THE 2005 EMPLOYEE STOCK          Mgmt          For                            For
       PURCHASE PLAN.

04     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS FOR THE FISCAL
       YEAR ENDING JUNE 28, 2009.




--------------------------------------------------------------------------------------------------------------------------
 ECHELON CORPORATION                                                                         Agenda Number:  933034035
--------------------------------------------------------------------------------------------------------------------------
        Security:  27874N105
    Meeting Type:  Annual
    Meeting Date:  14-May-2009
          Ticker:  ELON
            ISIN:  US27874N1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT J. FINOCCHIO, JR                                   Mgmt          For                            For
       A. CLIFFORD MARKKULA JR                                   Mgmt          For                            For
       ROBERT R. MAXFIELD                                        Mgmt          For                            For

02     PROPOSAL TO REAPPROVE OUR MANAGEMENT BONUS PLAN.          Mgmt          For                            For

03     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP            Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2009.




--------------------------------------------------------------------------------------------------------------------------
 ENERGY CONVERSION DEVICES, INC.                                                             Agenda Number:  932965594
--------------------------------------------------------------------------------------------------------------------------
        Security:  292659109
    Meeting Type:  Annual
    Meeting Date:  18-Nov-2008
          Ticker:  ENER
            ISIN:  US2926591098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOSEPH A. AVILA                                           Mgmt          For                            For
       ALAN E. BARTON                                            Mgmt          For                            For
       CHRISTOPHER P. BELDEN                                     Mgmt          For                            For
       ROBERT I. FREY                                            Mgmt          For                            For
       WILLIAM J. KETELHUT                                       Mgmt          For                            For
       MARK D. MORELLI                                           Mgmt          For                            For
       STEPHEN RABINOWITZ                                        Mgmt          For                            For
       GEORGE A SCHREIBER, JR.                                   Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF GRANT THORNTON         Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2009.




--------------------------------------------------------------------------------------------------------------------------
 ENERNOC INC                                                                                 Agenda Number:  933066804
--------------------------------------------------------------------------------------------------------------------------
        Security:  292764107
    Meeting Type:  Annual
    Meeting Date:  03-Jun-2009
          Ticker:  ENOC
            ISIN:  US2927641074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD DIETER                                            Mgmt          For                            For
       TJ GLAUTHIER                                              Mgmt          For                            For

02     TO RATIFY THE SELECTION OF THE FIRM OF ERNST              Mgmt          For                            For
       & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 EVERGREEN SOLAR, INC.                                                                       Agenda Number:  933082579
--------------------------------------------------------------------------------------------------------------------------
        Security:  30033R108
    Meeting Type:  Annual
    Meeting Date:  17-Jun-2009
          Ticker:  ESLR
            ISIN:  US30033R1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       TOM L. CADWELL                                            Mgmt          For                            For
       DR. PETER W. COWDEN                                       Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE CURRENT YEAR.




--------------------------------------------------------------------------------------------------------------------------
 FIRST SOLAR, INC.                                                                           Agenda Number:  933067349
--------------------------------------------------------------------------------------------------------------------------
        Security:  336433107
    Meeting Type:  Annual
    Meeting Date:  04-Jun-2009
          Ticker:  FSLR
            ISIN:  US3364331070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       MICHAEL J. AHEARN                                         Mgmt          For                            For
       CRAIG KENNEDY                                             Mgmt          For                            For
       JAMES F. NOLAN                                            Mgmt          For                            For
       J. THOMAS PRESBY                                          Mgmt          For                            For
       PAUL H. STEBBINS                                          Mgmt          For                            For
       MICHAEL SWEENEY                                           Mgmt          For                            For
       JOSE H. VILLARREAL                                        Mgmt          For                            For

2      RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS     Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 26,
       2009




--------------------------------------------------------------------------------------------------------------------------
 FUELCELL ENERGY, INC.                                                                       Agenda Number:  932999317
--------------------------------------------------------------------------------------------------------------------------
        Security:  35952H106
    Meeting Type:  Annual
    Meeting Date:  26-Mar-2009
          Ticker:  FCEL
            ISIN:  US35952H1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       R. DANIEL BRDAR                                           Mgmt          For                            For
       CHRISTOF VON BRANCONI                                     Mgmt          For                            For
       RICHARD A. BROMLEY                                        Mgmt          For                            For
       JAMES HERBERT ENGLAND                                     Mgmt          For                            For
       GLENN H. EPSTEIN                                          Mgmt          For                            For
       JAMES D. GERSON                                           Mgmt          For                            For
       THOMAS L. KEMPNER                                         Mgmt          For                            For
       WILLIAM A. LAWSON                                         Mgmt          For                            For
       GEORGE K. PETTY                                           Mgmt          For                            For
       JOHN A. ROLLS                                             Mgmt          For                            For
       TOGO DENNIS WEST, JR.                                     Mgmt          For                            For

02     RATIFICATION OF SELECTION OF KPMG LLP AS INDEPENDENT      Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM




--------------------------------------------------------------------------------------------------------------------------
 GUSHAN ENVIRONMENTAL ENERGY                                                                 Agenda Number:  932960772
--------------------------------------------------------------------------------------------------------------------------
        Security:  40330W106
    Meeting Type:  Annual
    Meeting Date:  10-Nov-2008
          Ticker:  GU
            ISIN:  US40330W1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     RE-ELECTION OF MR. KANG NAM CHU AS A DIRECTOR             Mgmt          For                            For
       OF THE COMPANY.

02     RE-ELECTION OF MR. DONGMING ZHANG AS A DIRECTOR           Mgmt          For                            For
       OF THE COMPANY.

03     RE-APPOINTMENT OF THE INDEPENDENT AUDITOR KPMG            Mgmt          For                            For
       FOR THE FISCAL YEAR 2008.

04     TO ADOPT AND APPROVE THE 2007 ANNUAL REPORT               Mgmt          For                            For
       OF THE COMPANY, INCLUDING THE AUDITED FINANCIAL
       STATEMENTS FOR THE YEAR ENDED DECEMBER 31,
       2007.




--------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL RECTIFIER CORPORATION                                                         Agenda Number:  932959541
--------------------------------------------------------------------------------------------------------------------------
        Security:  460254105
    Meeting Type:  Annual
    Meeting Date:  10-Oct-2008
          Ticker:  IRF
            ISIN:  US4602541058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JACK O. VANCE                                             Mgmt          For                            For
       THOMAS LACEY                                              Mgmt          For                            For
       MARY B. CRANSTON                                          Mgmt          For                            For

02     RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS             Mgmt          For                            For
       AN INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY TO SERVE FOR FISCAL YEAR
       2008.

03     STOCKHOLDER PROPOSAL REGARDING COMPENSATION               Shr           Against                        For
       RECOUPMENT POLICY.

04     VISHAY INTERTECHNOLOGY, INC. PROPOSAL TO AMEND            Shr           Against                        For
       BY-LAWS TO REQUIRE 2008 ANNUAL MEETING BE HELD
       NO LATER THAN DECEMBER 21, 2008.

05     VISHAY INTERTECHNOLOGY, INC. PROPOSAL TO AMEND            Shr           Against                        For
       BY-LAWS TO PROVIDE FOR MAJORITY STOCKHOLDER
       VOTE TO ADJOURN STOCKHOLDERS MEETING.

06     VISHAY INTERTECHNOLOGY, INC. PROPOSAL TO AMEND            Shr           Against                        For
       BY-LAWS TO REPEAL AMENDMENTS TO THE BY-LAWS
       MADE AFTER FEBRUARY 29, 2008.




--------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL RECTIFIER CORPORATION                                                         Agenda Number:  932982247
--------------------------------------------------------------------------------------------------------------------------
        Security:  460254105
    Meeting Type:  Annual
    Meeting Date:  09-Jan-2009
          Ticker:  IRF
            ISIN:  US4602541058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD J. DAHL                                           Mgmt          For                            For
       DR. ROCHUS E. VOGT                                        Mgmt          For                            For

02     RATIFICATION OF ERNST & YOUNG LLP AS AN INDEPENDENT       Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY
       TO SERVE FOR FISCAL YEAR 2009.

03     STOCKHOLDER PROPOSAL REGARDING ELIMINATING THE            Shr           For                            Against
       CURRENT CLASSIFIED BOARD STRUCTURE.




--------------------------------------------------------------------------------------------------------------------------
 ITRON, INC.                                                                                 Agenda Number:  933017433
--------------------------------------------------------------------------------------------------------------------------
        Security:  465741106
    Meeting Type:  Annual
    Meeting Date:  05-May-2009
          Ticker:  ITRI
            ISIN:  US4657411066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: MICHAEL B. BRACY                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: KIRBY A. DYESS                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: GRAHAM M. WILSON                    Mgmt          For                            For

2      THE RATIFICATION OF THE APPOINTMENT OF ERNST              Mgmt          For                            For
       & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE 2009 FISCAL
       YEAR;




--------------------------------------------------------------------------------------------------------------------------
 JOHNSON CONTROLS, INC.                                                                      Agenda Number:  932983302
--------------------------------------------------------------------------------------------------------------------------
        Security:  478366107
    Meeting Type:  Annual
    Meeting Date:  21-Jan-2009
          Ticker:  JCI
            ISIN:  US4783661071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DENNIS W. ARCHER                                          Mgmt          For                            For
       RICHARD GOODMAN                                           Mgmt          For                            For
       SOUTHWOOD J. MORCOTT                                      Mgmt          For                            For

02     RATIFICATION OF PRICEWATERHOUSECOOPERS AS INDEPENDENT     Mgmt          For                            For
       AUDITORS FOR 2009.

03     PROPOSAL REGARDING SURVIVOR BENEFITS.                     Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 MAXWELL TECHNOLOGIES, INC.                                                                  Agenda Number:  933035885
--------------------------------------------------------------------------------------------------------------------------
        Security:  577767106
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  MXWL
            ISIN:  US5777671067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       JOSE L. CORTES                                            Mgmt          For                            For
       EDWARD CAUDILL                                            Mgmt          For                            For
       ROGER HOWSMON                                             Mgmt          For                            For

2      APPROVE AN AMENDMENT TO THE RESTATED CERTIFICATE          Mgmt          Against                        Against
       OF INCORPORATION TO AUTHORIZE 5,000,000 SHARES
       OF PREFERRED STOCK WHICH THE BOARD OF DIRECTORS
       MAY AUTHORIZE TO BE ISSUED FROM TIME TO TIME
       IN ONE OR MORE SERIES, WITH SUCH RIGHTS, PREFERENCES
       AND RESTRICTIONS AS ARE FIXED BY THE BOARD
       OF DIRECTORS.

3      RATIFICATION OF THE APPOINTMENT OF MCGLADREY              Mgmt          For                            For
       & PULLEN, LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANTS
       FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009




--------------------------------------------------------------------------------------------------------------------------
 MEDIS TECHNOLOGIES LTD.                                                                     Agenda Number:  932935197
--------------------------------------------------------------------------------------------------------------------------
        Security:  58500P107
    Meeting Type:  Annual
    Meeting Date:  11-Aug-2008
          Ticker:  MDTL
            ISIN:  US58500P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT K. LIFTON                                          Mgmt          For                            For
       HOWARD WEINGROW                                           Mgmt          For                            For
       JACOB S. WEISS                                            Mgmt          For                            For
       AMOS EIRAN                                                Mgmt          For                            For
       ZEEV NAHMONI                                              Mgmt          For                            For
       MITCHELL H. FREEMAN                                       Mgmt          For                            For
       STEVE M. BARNETT                                          Mgmt          For                            For
       DANIEL A. LUCHANSKY                                       Mgmt          For                            For
       ANDREW A. LEVY                                            Mgmt          For                            For
       BARRY NEWMAN                                              Mgmt          For                            For

02     TO AMEND THE COMPANY'S CERTIFICATE OF INCORPORATION       Mgmt          For                            For
       TO INCREASE THE NUMBER OF AUTHORIZED SHARES
       OF COMMON STOCK FROM 49,500,000 TO 57,500,000.

03     TO AMEND THE COMPANY'S 2007 EQUITY INCENTIVE              Mgmt          For                            For
       PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON
       STOCK AUTHORIZED THEREUNDER FROM 1,000,000
       TO 1,500,000.

04     TO RATIFY THE SELECTION OF KOST FORER GABBAY              Mgmt          For                            For
       & KASIERER, A MEMBER OF ERNST & YOUNG GLOBAL,
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDED DECEMBER
       31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 MEMC ELECTRONIC MATERIALS, INC.                                                             Agenda Number:  933005781
--------------------------------------------------------------------------------------------------------------------------
        Security:  552715104
    Meeting Type:  Annual
    Meeting Date:  21-Apr-2009
          Ticker:  WFR
            ISIN:  US5527151048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT J. BOEHLKE                                         Mgmt          For                            For
       C. DOUGLAS MARSH                                          Mgmt          For                            For
       MICHAEL MCNAMARA                                          Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF KPMG LLP AS              Mgmt          For                            For
       OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 ORMAT TECHNOLOGIES, INC.                                                                    Agenda Number:  933018714
--------------------------------------------------------------------------------------------------------------------------
        Security:  686688102
    Meeting Type:  Annual
    Meeting Date:  08-May-2009
          Ticker:  ORA
            ISIN:  US6866881021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       YEHUDIT BRONICKI                                          Mgmt          For                            For
       JACOB J. WORENKLEIN                                       Mgmt          For                            For
       ROBERT F. CLARKE                                          Mgmt          For                            For

2      TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS OF THE COMPANY
       FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2009




--------------------------------------------------------------------------------------------------------------------------
 PLUG POWER INC.                                                                             Agenda Number:  933059998
--------------------------------------------------------------------------------------------------------------------------
        Security:  72919P103
    Meeting Type:  Annual
    Meeting Date:  17-Jun-2009
          Ticker:  PLUG
            ISIN:  US72919P1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       MAUREEN O. HELMER                                         Mgmt          For                            For
       GARY K. WILLIS                                            Mgmt          For                            For
       ANDREW MARSH                                              Mgmt          For                            For

2      THE APPROVAL OF THE 2009 STOCK OPTION AND INCENTIVE       Mgmt          Against                        Against
       PLAN.

3      THE RATIFICATION OF KPMG LLP AS THE COMPANY'S             Mgmt          For                            For
       INDEPENDENT AUDITORS FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 POWER INTEGRATIONS, INC.                                                                    Agenda Number:  933072302
--------------------------------------------------------------------------------------------------------------------------
        Security:  739276103
    Meeting Type:  Annual
    Meeting Date:  18-Jun-2009
          Ticker:  POWI
            ISIN:  US7392761034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       BALU BALAKRISHNAN                                         Mgmt          For                            For
       ALAN D. BICKELL                                           Mgmt          For                            For
       NICHOLAS E. BRATHWAITE                                    Mgmt          For                            For
       JAMES FIEBIGER                                            Mgmt          For                            For
       BALAKRISHNAN S. IYER                                      Mgmt          For                            For
       E. FLOYD KVAMME                                           Mgmt          For                            For
       STEVEN J. SHARP                                           Mgmt          For                            For
       WILLIAM GEORGE                                            Mgmt          For                            For

2      TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE            Mgmt          For                            For
       OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM OF POWER
       INTEGRATIONS, INC. FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 POWER-ONE, INC                                                                              Agenda Number:  932943815
--------------------------------------------------------------------------------------------------------------------------
        Security:  739308104
    Meeting Type:  Special
    Meeting Date:  09-Sep-2008
          Ticker:  PWER
            ISIN:  US7393081044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSAL TO APPROVE AN INCREASE IN THE NUMBER             Mgmt          For                            For
       OF SHARES OF COMMON STOCK ISSUABLE UPON CONVERSION
       OF OUR 8% SENIOR SECURED CONVERTIBLE NOTES
       DUE 2013.

02     THE PROXIES ARE AUTHORIZED TO VOTE IN ACCORDANCE          Mgmt          Against                        Against
       WITH THE RECOMMENDATIONS OF THE BOARD OF DIRECTORS
       ON SUCH OTHER BUSINESS AS MAY PROPERLY COME
       BEFORE THE MEETING, INCLUDING A MOTION TO ADJOURN
       THE MEETING TO ANOTHER TIME OR PLACE IN ORDER
       TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF THE
       RECOMMENDATIONS OF THE BOARD OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 POWER-ONE, INC                                                                              Agenda Number:  933066614
--------------------------------------------------------------------------------------------------------------------------
        Security:  739308104
    Meeting Type:  Annual
    Meeting Date:  19-May-2009
          Ticker:  PWER
            ISIN:  US7393081044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KENDALL R. BISHOP                                         Mgmt          For                            For
       JON W. GACEK                                              Mgmt          For                            For
       STEVEN J. GOLDMAN                                         Mgmt          For                            For
       JON E.M. JACOBY                                           Mgmt          For                            For
       MARK MELLIAR-SMITH                                        Mgmt          For                            For
       RICHARD J. THOMPSON                                       Mgmt          For                            For
       JAY WALTERS                                               Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE            Mgmt          For                            For
       & TOUCHE LLP AS THE INDEPENDENT AUDITORS FOR
       THE COMPANY.




--------------------------------------------------------------------------------------------------------------------------
 RASER TECHNOLOGIES, INC.                                                                    Agenda Number:  933100810
--------------------------------------------------------------------------------------------------------------------------
        Security:  754055101
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2009
          Ticker:  RZ
            ISIN:  US7540551014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       REYNOLD ROEDER                                            Mgmt          For                            For
       BARRY G. MARKOWITZ                                        Mgmt          For                            For
       ALAN G. PERRITON                                          Mgmt          Withheld                       Against

02     TO RATIFY THE APPOINTMENT OF HEIN & ASSOCIATES            Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 SUNPOWER CORPORATION                                                                        Agenda Number:  933018207
--------------------------------------------------------------------------------------------------------------------------
        Security:  867652109
    Meeting Type:  Annual
    Meeting Date:  08-May-2009
          Ticker:  SPWRA
            ISIN:  US8676521094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       UWE-ERNST BUFE                                            Mgmt          For                            For
       PAT WOOD III                                              Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR FISCAL YEAR 2009.




--------------------------------------------------------------------------------------------------------------------------
 ULTRALIFE CORPORATION                                                                       Agenda Number:  933080309
--------------------------------------------------------------------------------------------------------------------------
        Security:  903899102
    Meeting Type:  Annual
    Meeting Date:  09-Jun-2009
          Ticker:  ULBI
            ISIN:  US9038991025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CAROLE LEWIS ANDERSON                                     Mgmt          For                            For
       PATRICIA C. BARRON                                        Mgmt          For                            For
       ANTHONY J. CAVANNA                                        Mgmt          For                            For
       PAULA H.J. CHOLMONDELEY                                   Mgmt          For                            For
       DANIEL W. CHRISTMAN                                       Mgmt          For                            For
       JOHN D. KAVAZANJIAN                                       Mgmt          For                            For
       RANJIT C. SINGH                                           Mgmt          For                            For
       BRADFORD T. WHITMORE                                      Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF BDO SEIDMAN,          Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2009.




--------------------------------------------------------------------------------------------------------------------------
 YINGLI GREEN ENERGY HOLD. CO. LTD.                                                          Agenda Number:  932937280
--------------------------------------------------------------------------------------------------------------------------
        Security:  98584B103
    Meeting Type:  Annual
    Meeting Date:  04-Aug-2008
          Ticker:  YGE
            ISIN:  US98584B1035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO CONSIDER AND ADOPT THE COMPANY'S ANNUAL REPORT         Mgmt          For                            For
       FOR THE FISCAL YEAR ENDED DECEMBER 31, 2007.

02     TO ADOPT THE COMPANY'S AUDITED CONSOLIDATED               Mgmt          For                            For
       FINANCIAL STATEMENTS AS OF AND FOR THE FISCAL
       YEAR ENDED DECEMBER 31, 2007.

3A     TO RE-ELECT MR. GEORGE JIAN CHUANG AS A DIRECTOR          Mgmt          For                            For
       OF THE COMPANY.

3B     TO ELECT MR. MING HUANG AS A DIRECTOR OF THE              Mgmt          For                            For
       COMPANY.

3C     TO ELECT MR. JUNMIN LIU AS A DIRECTOR OF THE              Mgmt          For                            For
       COMPANY.

04     TO RATIFY THE APPOINTMENT OF KPMG AS THE COMPANY'S        Mgmt          For                            For
       INDEPENDENT AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 ZOLTEK COMPANIES, INC.                                                                      Agenda Number:  932993430
--------------------------------------------------------------------------------------------------------------------------
        Security:  98975W104
    Meeting Type:  Annual
    Meeting Date:  25-Feb-2009
          Ticker:  ZOLT
            ISIN:  US98975W1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LINN H. BEALKE                                            Mgmt          For                            For
       GEORGE E. HUSMAN                                          Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST               Mgmt          For                            For
       & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       SEPTEMBER 30, 2009.



PowerShares Global Coal Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ALPHA NATURAL RESOURCES, INC.                                                               Agenda Number:  933040216
--------------------------------------------------------------------------------------------------------------------------
        Security:  02076X102
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  ANR
            ISIN:  US02076X1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARY ELLEN BOWERS                                         Mgmt          For                            For
       JOHN S. BRINZO                                            Mgmt          For                            For
       HERMANN BUERGER                                           Mgmt          For                            For
       KEVIN S. CRUTCHFIELD                                      Mgmt          For                            For
       E. LINN DRAPER, JR.                                       Mgmt          For                            For
       GLENN A. EISENBERG                                        Mgmt          For                            For
       JOHN W. FOX, JR.                                          Mgmt          For                            For
       MICHAEL J. QUILLEN                                        Mgmt          For                            For
       TED G. WOOD                                               Mgmt          For                            For

02     TO AMEND THE RESTATED CERTIFICATE OF INCORPORATION.       Mgmt          Against                        Against

03     TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT      Mgmt          For                            For
       AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 ARCH COAL, INC.                                                                             Agenda Number:  933026634
--------------------------------------------------------------------------------------------------------------------------
        Security:  039380100
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2009
          Ticker:  ACI
            ISIN:  US0393801008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       FRANK M. BURKE                                            Mgmt          For                            For
       PATRICIA F. GODLEY                                        Mgmt          For                            For
       THOMAS A. LOCKHART                                        Mgmt          For                            For
       WESLEY M. TAYLOR                                          Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF INDEPENDENT            Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM




--------------------------------------------------------------------------------------------------------------------------
 CONSOL ENERGY INC.                                                                          Agenda Number:  933021367
--------------------------------------------------------------------------------------------------------------------------
        Security:  20854P109
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2009
          Ticker:  CNX
            ISIN:  US20854P1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN WHITMIRE                                             Mgmt          For                            For
       J. BRETT HARVEY                                           Mgmt          For                            For
       JAMES E. ALTMEYER, SR.                                    Mgmt          For                            For
       PHILIP W. BAXTER                                          Mgmt          For                            For
       WILLIAM E. DAVIS                                          Mgmt          For                            For
       RAJ K. GUPTA                                              Mgmt          For                            For
       PATRICIA A. HAMMICK                                       Mgmt          For                            For
       DAVID C. HARDESTY, JR.                                    Mgmt          For                            For
       JOHN T. MILLS                                             Mgmt          For                            For
       WILLIAM P. POWELL                                         Mgmt          For                            For
       JOSEPH T. WILLIAMS                                        Mgmt          For                            For

02     RATIFICATION OF ANTICIPATED SELECTION OF INDEPENDENT      Mgmt          For                            For
       AUDITOR: ERNST & YOUNG LLP.

03     CONSOL ENERGY INC. AMENDMENT AND RESTATEMENT              Mgmt          For                            For
       OF EQUITY INCENTIVE PLAN.

04     SHAREHOLDER PROPOSAL REGARDING MAJORITY VOTING.           Shr           For                            Against

05     SHAREHOLDER PROPOSAL REGARDING EARLY DISCLOSURE           Shr           Against                        For
       OF VOTING RESULTS OF SHAREHOLDER PROPOSALS.




--------------------------------------------------------------------------------------------------------------------------
 FOUNDATION COAL HOLDINGS, INC.                                                              Agenda Number:  933031837
--------------------------------------------------------------------------------------------------------------------------
        Security:  35039W100
    Meeting Type:  Annual
    Meeting Date:  13-May-2009
          Ticker:  FCL
            ISIN:  US35039W1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       JAMES F. ROBERTS                                          Mgmt          For                            For
       KURT D. KOST                                              Mgmt          For                            For
       WILLIAM J. CROWLEY, JR.                                   Mgmt          For                            For
       DAVID I. FOLEY                                            Mgmt          For                            For
       P. MICHAEL GIFTOS                                         Mgmt          For                            For
       ALEX T. KRUEGER                                           Mgmt          For                            For
       JOEL RICHARDS, III                                        Mgmt          For                            For
       ROBERT C. SCHARP                                          Mgmt          For                            For
       THOMAS V. SHOCKLEY III                                    Mgmt          For                            For

2      RATIFY ERNST & YOUNG LLP AS FOUNDATION'S INDEPENDENT      Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE THE
       FISCAL YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL COAL GROUP, INC.                                                              Agenda Number:  933061400
--------------------------------------------------------------------------------------------------------------------------
        Security:  45928H106
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  ICO
            ISIN:  US45928H1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MAURICE E. CARINO, JR.                                    Mgmt          For                            For
       STANLEY N. GAINES                                         Mgmt          For                            For
       SAMUEL A. MITCHELL                                        Mgmt          For                            For

02     AMENDMENT TO ICG'S 2005 EQUITY AND PERFORMANCE            Mgmt          For                            For
       INCENTIVE PLAN.

03     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS ICG'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2009.

04     SHAREHOLDER PROPOSAL REGARDING GLOBAL WARMING.            Shr           Against                        For

05     TRANSACTION OF SUCH OTHER BUSINESS AS MAY PROPERLY        Mgmt          Against                        Against
       COME BEFORE THE 2009 ANNUAL MEETING OR ANY
       ADJOURNMENT OR POSTPONEMENT THEREOF.




--------------------------------------------------------------------------------------------------------------------------
 JAMES RIVER COAL COMPANY                                                                    Agenda Number:  933080335
--------------------------------------------------------------------------------------------------------------------------
        Security:  470355207
    Meeting Type:  Annual
    Meeting Date:  10-Jun-2009
          Ticker:  JRCC
            ISIN:  US4703552079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RONALD J. FLORJANCIC                                      Mgmt          For                            For
       JOSEPH H. VIPPERMAN                                       Mgmt          For                            For

02     TO AMEND THE COMPANY'S 2004 EQUITY INCENTIVE              Mgmt          For                            For
       PLAN TO INCREASE THE NUMBER OF SHARES AVAILABLE
       UNDER THE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 MASSEY ENERGY COMPANY                                                                       Agenda Number:  933055786
--------------------------------------------------------------------------------------------------------------------------
        Security:  576206106
    Meeting Type:  Annual
    Meeting Date:  19-May-2009
          Ticker:  MEE
            ISIN:  US5762061068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES B. CRAWFORD                                         Mgmt          For                            For
       E. GORDON GEE                                             Mgmt          For                            For
       LADY JUDGE                                                Mgmt          For                            For
       STANLEY C. SUBOLESKI                                      Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2009.

03     TO (I) AMEND 2006 PLAN TO (A) INCREASE NUMBER             Mgmt          For                            For
       OF SHARES OF COMMON STOCK (B) LIMIT MAXIMUM
       NUMBER OF SHARES AVAILABLE FOR AWARDS (C) REVISE
       SECTION 4.3 OF THE PLAN TO PROVIDE THAT SHARES
       OF COMMON STOCK SUBJECT TO AN OPTION OR STOCK
       APPRECIATION RIGHT AWARD (II) AMEND 2006 PLAN
       TO UPDATE, CLARIFY AND RE-APPROVE QUALIFYING
       PERFORMANCE CRITERIA CONTAINED IN 2006 PLAN.

04     STOCKHOLDER PROPOSAL REGARDING AN ENVIRONMENTAL           Shr           Against                        For
       PROGRESS REPORT.

05     STOCKHOLDER PROPOSAL REGARDING A CARBON DIOXIDE           Shr           For                            Against
       EMISSIONS REPORT.

06     STOCKHOLDER PROPOSAL REGARDING EXPEDITED DISCLOSURE       Shr           Against                        For
       OF VOTING RESULTS.




--------------------------------------------------------------------------------------------------------------------------
 PATRIOT COAL CORPORATION                                                                    Agenda Number:  933034833
--------------------------------------------------------------------------------------------------------------------------
        Security:  70336T104
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  PCX
            ISIN:  US70336T1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       B.R. BROWN                                                Mgmt          For                            For
       JOHN F. ERHARD                                            Mgmt          For                            For
       JOHN E. LUSHEFSKI                                         Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED     Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM.

03     APPROVAL OF THE PATRIOT COAL CORPORATION 2007             Mgmt          For                            For
       LONG-TERM EQUITY INCENTIVE PLAN.

04     APPROVAL OF THE PATRIOT COAL CORPORATION MANAGEMENT       Mgmt          For                            For
       ANNUAL INCENTIVE COMPENSATION PLAN.




--------------------------------------------------------------------------------------------------------------------------
 PEABODY ENERGY CORPORATION                                                                  Agenda Number:  933021064
--------------------------------------------------------------------------------------------------------------------------
        Security:  704549104
    Meeting Type:  Annual
    Meeting Date:  07-May-2009
          Ticker:  BTU
            ISIN:  US7045491047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GREGORY H. BOYCE                                          Mgmt          For                            For
       WILLIAM E. JAMES                                          Mgmt          For                            For
       ROBERT B. KARN III                                        Mgmt          For                            For
       M. FRANCES KEETH                                          Mgmt          For                            For
       HENRY E. LENTZ                                            Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2009.

03     REAPPROVAL OF THE MATERIAL TERMS OF THE PERFORMANCE       Mgmt          For                            For
       MEASURES UNDER THE COMPANY'S 2004 LONG-TERM
       EQUITY INCENTIVE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 USEC INC.                                                                                   Agenda Number:  933015996
--------------------------------------------------------------------------------------------------------------------------
        Security:  90333E108
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2009
          Ticker:  USU
            ISIN:  US90333E1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES R. MELLOR                                           Mgmt          For                            For
       MICHAEL H. ARMACOST                                       Mgmt          For                            For
       JOYCE F. BROWN                                            Mgmt          For                            For
       JOSEPH T. DOYLE                                           Mgmt          For                            For
       H. WILLIAM HABERMEYER                                     Mgmt          For                            For
       JOHN R. HALL                                              Mgmt          For                            For
       WILLIAM J. MADIA                                          Mgmt          For                            For
       W. HENSON MOORE                                           Mgmt          For                            For
       JOSEPH F. PAQUETTE, JR.                                   Mgmt          For                            For
       JOHN K. WELCH                                             Mgmt          For                            For

02     THE APPROVAL OF THE PROPOSED USEC INC. 2009               Mgmt          For                            For
       EQUITY INCENTIVE PLAN.

03     THE APPROVAL OF THE PROPOSED USEC INC. 2009               Mgmt          For                            For
       EMPLOYEE STOCK PURCHASE PLAN.

04     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS USEC'S INDEPENDENT AUDITORS FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 WALTER INDUSTRIES, INC.                                                                     Agenda Number:  933033425
--------------------------------------------------------------------------------------------------------------------------
        Security:  93317Q105
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2009
          Ticker:  WLT
            ISIN:  US93317Q1058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HOWARD L. CLARK, JR.                                      Mgmt          For                            For
       JERRY W. KOLB                                             Mgmt          For                            For
       PATRICK A. KRIEGSHAUSER                                   Mgmt          For                            For
       JOSEPH B. LEONARD                                         Mgmt          For                            For
       VICTOR P. PATRICK                                         Mgmt          For                            For
       BERNARD G. RETHORE                                        Mgmt          For                            For
       GEORGE R. RICHMOND                                        Mgmt          For                            For
       MICHAEL T. TOKARZ                                         Mgmt          For                            For
       A.J. WAGNER                                               Mgmt          For                            For

02     TO APPROVE A NAME CHANGE TO WALTER ENERGY, INC.           Mgmt          For                            For

03     TO AUTHORIZE THE ISSUANCE OF PREFERRED STOCK.             Mgmt          For                            For

04     TO APPROVE THE RIGHTS AGREEMENT TO BE ENTERED             Mgmt          For                            For
       INTO BETWEEN WALTER INDUSTRIES, INC. AND MELLON
       INVESTOR SERVICES, LLC.

05     TO APPROVE THE AMENDMENT TO THE AMENDED AND               Mgmt          For                            For
       RESTATED 2002 LONG-TERM INCENTIVE AWARD PLAN.



PowerShares Global Gold and Precious Metals Portfolio
--------------------------------------------------------------------------------------------------------------------------
 COEUR D'ALENE MINES CORPORATION                                                             Agenda Number:  933030013
--------------------------------------------------------------------------------------------------------------------------
        Security:  192108108
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  CDE
            ISIN:  US1921081089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       L. MICHAEL BOGERT                                         Mgmt          For                            For
       JAMES J. CURRAN                                           Mgmt          For                            For
       SEBASTIAN EDWARDS                                         Mgmt          For                            For
       ANDREW LUNDQUIST                                          Mgmt          For                            For
       ROBERT E. MELLOR                                          Mgmt          For                            For
       JOHN H. ROBINSON                                          Mgmt          For                            For
       J. KENNETH THOMPSON                                       Mgmt          For                            For
       TIMOTHY R. WINTERER                                       Mgmt          For                            For
       DENNIS E. WHEELER                                         Mgmt          For                            For

2      TO APPROVE AN AMENDMENT TO THE RESTATED AND               Mgmt          For                            For
       AMENDED ARTICLES OF INCORPORATION AUTHORIZING
       A REDUCTION IN THE PAR VALUE OF SHARES OF COMMON
       STOCK TO $0.01 PER SHARE.

3      TO AUTHORIZE THE BOARD OF DIRECTORS TO EFFECT             Mgmt          For                            For
       A REVERSE STOCK SPLIT OF ALL ISSUED AND OUTSTANDING
       SHARES OF COMMON STOCK AT A STOCK SPLIT RATIO
       OF 1 FOR 10.

4      TO APPROVE AN AMENDMENT TO THE RESTATED AND               Mgmt          For                            For
       AMENDED ARTICLES OF INCORPORATION AUTHORIZING
       A CHANGE IN THE NUMBER OF AUTHORIZED SHARES
       OF COMMON STOCK FROM 750 MILLION SHARES TO
       150 MILLION SHARES.

5      TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE              Mgmt          For                            For
       COMPANY'S INDEPENDENT AUDITOR FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 HECLA MINING COMPANY                                                                        Agenda Number:  933053819
--------------------------------------------------------------------------------------------------------------------------
        Security:  422704106
    Meeting Type:  Annual
    Meeting Date:  29-May-2009
          Ticker:  HL
            ISIN:  US4227041062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN H. BOWLES                                            Mgmt          For                            For
       G.R. NETHERCUTT, JR.                                      Mgmt          For                            For

02     PROPOSAL TO RATIFY AND APPROVE THE SELECTION              Mgmt          For                            For
       OF BDO SEIDMAN, LLP AS INDEPENDENT AUDITORS
       OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 NEWMONT MINING CORPORATION                                                                  Agenda Number:  933013586
--------------------------------------------------------------------------------------------------------------------------
        Security:  651639106
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2009
          Ticker:  NEM
            ISIN:  US6516391066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       G.A. BARTON                                               Mgmt          For                            For
       V.A. CALARCO                                              Mgmt          For                            For
       J.A. CARRABBA                                             Mgmt          For                            For
       N. DOYLE                                                  Mgmt          For                            For
       V.M. HAGEN                                                Mgmt          For                            For
       M.S. HAMSON                                               Mgmt          For                            For
       R.J. MILLER                                               Mgmt          For                            For
       R.T. O'BRIEN                                              Mgmt          For                            For
       J.B. PRESCOTT                                             Mgmt          For                            For
       D.C. ROTH                                                 Mgmt          For                            For
       J.V. TARANIK                                              Mgmt          For                            For
       S. THOMPSON                                               Mgmt          For                            For

02     RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF               Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS NEWMONT'S INDEPENDENT
       AUDITORS FOR 2009.

03     CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL              Shr           Against                        For
       REGARDING SPECIAL MEETINGS, AS SET FORTH IN
       THE ACCOMPANYING PROXY STATEMENT, IF INTRODUCED
       AT THE MEETING.

04     CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL              Shr           For                            Against
       TO APPROVE MAJORITY VOTING FOR THE ELECTION
       OF DIRECTORS IN A NON-CONTESTED ELECTION, AS
       SET FORTH IN THE ACCOMPANYING PROXY STATEMENT,
       IF INTRODUCED AT THE MEETING.



PowerShares Global Nuclear Energy Portfolio
--------------------------------------------------------------------------------------------------------------------------
 AMETEK INC NEW                                                                              Agenda Number:  933012267
--------------------------------------------------------------------------------------------------------------------------
        Security:  031100100
    Meeting Type:  Annual
    Meeting Date:  21-Apr-2009
          Ticker:  AME
            ISIN:  US0311001004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES R. MALONE                                           Mgmt          For                            For
       ELIZABETH R. VARET                                        Mgmt          For                            For
       DENNIS K. WILLIAMS                                        Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST               Mgmt          For                            For
       & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR 2009.




--------------------------------------------------------------------------------------------------------------------------
 AREVA SA                                                                                    Agenda Number:  701904218
--------------------------------------------------------------------------------------------------------------------------
        Security:  F84742109
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  FR0004275832
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 547131 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

       Presentation of the Board of Directors' report            Non-Voting    No vote
       for the FYE on 31 DEC 2008 [including information
       on the social and environmental consequences
       of the Company's activity, referred to in Article
       L. 225-102-1 of the Commercial Code]

       Presentation (i) of the observations of the               Non-Voting    No vote
       Supervisory Board on the Board of Directors'
       report as the annual accounts and the consolidated
       accounts for the 2008 FY, (ii) the report of
       the Supervisory Board's Chairman on the preparation
       and organization of the Board of Directors'
       works and the internal control procedures and
       (iii) Statutory Auditors' observations, referred
       to in Articles L. 225-68 and L. 225-235 of
       the Commercial Code

       Reading of the Statutory Auditors' report on              Non-Voting    No vote
       the annual accounts and the consolidated accounts
       for the 2008 FY

       Reading of the Statutory Auditors' special report         Non-Voting    No vote
       on the regulated conventions and agreements
       referred to in Articles L.225-86 and L.225-90-1
       of the Commercial Code

1.     Approval of the reports of the Board of Directors,        Non-Voting    No vote
       the reports of the Supervisory Board and report
       of the Supervisory Board's Chairman, the balance
       sheet, the income statement, and the appendix
       for the FYE 31 DEC 2008

2.     Approval of the conventions and agreements referred       Non-Voting    No vote
       to in Articles L.225-86 and L.225-90-1 of the
       Commercial Code

       Discharge to the Board of Directors' member,              Non-Voting    No vote
       Supervisory Member and to the Statutory Auditors

3.     Distribution of profits                                   Non-Voting    No vote

4.     Fixation of the attendance allowances allocated           Non-Voting    No vote
       to the Supervisory Board for the 2009 FY [EUR
       500,000]

5.     Appointment of Mr. Bernard Bigot as Supervisory           Non-Voting    No vote
       Member

6.     Approval of the compliance with the Law Tepa              Non-Voting    No vote
       on the agreements by AREVA concerning the indemnities
       of the AREVA's managers, for implementation
       of the Article L.225-90-1 of the Commercial
       Code

7.     Full powers to the bearer of an original or               Non-Voting    No vote
       extract of this report in order to accomplish
       legal formalities




--------------------------------------------------------------------------------------------------------------------------
 BELDEN INC.                                                                                 Agenda Number:  933038451
--------------------------------------------------------------------------------------------------------------------------
        Security:  077454106
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  BDC
            ISIN:  US0774541066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID ALDRICH                                             Mgmt          For                            For
       LORNE D. BAIN                                             Mgmt          For                            For
       LANCE C. BALK                                             Mgmt          For                            For
       JUDY L. BROWN                                             Mgmt          For                            For
       BRYAN C. CRESSEY                                          Mgmt          For                            For
       GLENN KALNASY                                             Mgmt          For                            For
       MARY S. MCLEOD                                            Mgmt          For                            For
       JOHN M. MONTER                                            Mgmt          For                            For
       BERNARD G. RETHORE                                        Mgmt          For                            For
       JOHN S. STROUP                                            Mgmt          For                            For

02     TO AUTHORIZE AN ADDITIONAL 2,200,000 SHARES               Mgmt          For                            For
       FOR THE CABLE DESIGN TECHNOLOGIES CORPORATION
       2001 LONG-TERM PERFORMANCE INCENTIVE PLAN AND
       APPROVE OTHER PLAN AMENDMENTS DESCRIBED IN
       THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 BRITISH ENERGY GROUP PLC, LIVINGSTON                                                        Agenda Number:  701648923
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1531P152
    Meeting Type:  AGM
    Meeting Date:  17-Jul-2008
          Ticker:
            ISIN:  GB00B04QKW59
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Annual report                                 Mgmt          For                            For

2.     Appoint Mr. Robert Walvis as a Director                   Mgmt          For                            For

3.     Re-appoint Mr. Ian Harley as a Director                   Mgmt          For                            For

4.     Re-appoint Mr. David Pryde as a Director                  Mgmt          For                            For

5.     Re-appoint Mr. Adrian Montague as a Director              Mgmt          For                            For

6.     Re-appoint PricewaterhouseCoopers as Auditor              Mgmt          For                            For

7.     Authorize the Audit Committee to set the fees             Mgmt          For                            For
       paid to the Auditor

8.     Declare a final dividend                                  Mgmt          For                            For

9.     Approve the remuneration Committee report                 Mgmt          For                            For

s.10   Adopt the New Articles of Association of British          Mgmt          For                            For
       Energy Group Plc with effect from the end of
       the AGM

s.11   Authorize the Directors to allot shares                   Mgmt          For                            For

s.12   Authorize the Directors to disapply pre-emption           Mgmt          For                            For
       rights




--------------------------------------------------------------------------------------------------------------------------
 CAMECO CORP                                                                                 Agenda Number:  701946292
--------------------------------------------------------------------------------------------------------------------------
        Security:  13321L108
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  CA13321L1085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 562062 DUE TO ADDITION OF RESOLUTION.  ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "ABSTAIN" ONLY FOR RESOLUTION
       NUMBERS UNDER 2 AND 3. THANK YOU.

1.     Acknowledge that the undersigned hereby declares          Mgmt          Abstain                        Against
       that the shares represented by this voting
       instruction form are held, beneficially owned
       or controlled, either directly or indirectly,
       by a resident of Canada as defined on the voting
       instruction form; if the shares are held in
       the names of two or more people, I hereby declare
       of these people are residents of Canada

2.1    Elect Mr. John H. Clappison as a Director                 Mgmt          For                            For

2.2    Elect Mr. Joe F. Colvin as a Director                     Mgmt          For                            For

2.3    Elect Mr. James R. Curtiss as a Director                  Mgmt          For                            For

2.4    Elect Mr. George S. Dembroski as a Director               Mgmt          For                            For

2.5    Elect Mr. Donald H.F. Deranger as a Director              Mgmt          For                            For

2.6    Elect Mr. James K. Gowans as a Director                   Mgmt          For                            For

2.7    Elect Mr. Gerald W. Grandey as a Director                 Mgmt          For                            For

2.8    Elect Mr. Nancy E. Hopkins as a Director                  Mgmt          For                            For

2.9    Elect Mr. Oyvind Hushovd as a Director                    Mgmt          For                            For

2.10   Elect Mr. J.W. George Ivany as a Director                 Mgmt          For                            For

2.11   Elect Ms. A. Anne McLellan as a Director                  Mgmt          For                            For

2.12   Elect Mr. A. Neil McMillan as a Director                  Mgmt          For                            For

2.13   Elect Mr. Robert W. Peterson as a Director                Mgmt          For                            For

2.14   Elect Mr. Victor J. Zaleschuk as a Director               Mgmt          For                            For

3.     Appoint KPMG LLP as the Auditors                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHICAGO BRIDGE & IRON COMPANY N.V.                                                          Agenda Number:  933021292
--------------------------------------------------------------------------------------------------------------------------
        Security:  167250109
    Meeting Type:  Annual
    Meeting Date:  07-May-2009
          Ticker:  CBI
            ISIN:  US1672501095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PHILIP K. ASHERMAN                                        Mgmt          For                            For
       L. RICHARD FLURY                                          Mgmt          For                            For
       W. CRAIG KISSEL                                           Mgmt          For                            For

02     TO AUTHORIZE PREPARATION OF OUR DUTCH STATUTORY           Mgmt          For                            For
       ANNUAL ACCOUNTS AND ANNUAL REPORT OF OUR MANAGEMENT
       BOARD IN ENGLISH LANGUAGE.

03     TO DISCHARGE THE SOLE MEMBER OF OUR MANAGEMENT            Mgmt          For                            For
       BOARD FROM LIABILITY IN RESPECT OF THE EXERCISE
       OF ITS DUTIES.

04     TO DISCHARGE THE MEMBERS OF THE SUPERVISORY               Mgmt          For                            For
       BOARD FROM LIABILITY IN RESPECT OF THE EXERCISE
       OF THEIR DUTIES.

05     TO APPROVE THE FINAL DIVIDEND IN AN AMOUNT OF             Mgmt          For                            For
       $0.16 PER SHARE.

06     APPROVE EXTENSION OF AUTHORITY OF OUR MANAGEMENT          Mgmt          For                            For
       BOARD TO REPURCHASE UP TO 10% OF ISSUED SHARE
       CAPITAL OF THE COMPANY.

07     TO APPOINT ERNST & YOUNG LLP AS OUR INDEPENDENT           Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR
       ENDING DECEMBER 31, 2009.

08     AMEND ARTICLES OF ASSOCIATION TO PROVIDE THAT             Mgmt          For                            For
       MANDATORY RETIREMENT DATE OF DIRECTORS WHO
       ATTAIN AGE OF SEVENTY-TWO WILL BE THE DAY ON
       WHICH ANNUAL MEETING IS HELD.

09     TO APPROVE THE AMENDMENT OF THE 2008 LONG-TERM            Mgmt          For                            For
       INCENTIVE PLAN.

10     TO APPROVE THE AMENDMENT OF THE CHICAGO BRIDGE            Mgmt          For                            For
       & IRON 2001 EMPLOYEE STOCK PURCHASE PLAN.

11     APPROVE EXTENSION OF AUTHORITY OF SUPERVISORY             Mgmt          Against                        Against
       BOARD TO ISSUE AND/OR GRANT RIGHTS TO ACQUIRE
       SHARES, NEVER TO EXCEED NUMBER OF AUTHORIZED
       BUT UNISSUED SHARES.




--------------------------------------------------------------------------------------------------------------------------
 CIRCOR INTERNATIONAL, INC.                                                                  Agenda Number:  933025478
--------------------------------------------------------------------------------------------------------------------------
        Security:  17273K109
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2009
          Ticker:  CIR
            ISIN:  US17273K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID F. DIETZ                                            Mgmt          For                            For
       DOUGLAS M. HAYES                                          Mgmt          For                            For
       THOMAS E. NAUGLE                                          Mgmt          For                            For

02     TO RATIFY THE SELECTION OF GRANT THORNTON LLP             Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE
       FISCAL YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 CONSTELLATION ENERGY GROUP, INC.                                                            Agenda Number:  932898921
--------------------------------------------------------------------------------------------------------------------------
        Security:  210371100
    Meeting Type:  Annual
    Meeting Date:  18-Jul-2008
          Ticker:  CEG
            ISIN:  US2103711006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     THE ELECTION OF YVES C. DE BALMANN AS A DIRECTOR          Mgmt          No vote
       FOR A TERM TO EXPIRE IN 2009

1B     THE ELECTION OF DOUGLAS L. BECKER AS A DIRECTOR           Mgmt          No vote
       FOR A TERM TO EXPIRE IN 2009

1C     THE ELECTION OF ANN C. BERZIN AS A DIRECTOR               Mgmt          No vote
       FOR A TERM TO EXPIRE IN 2009

1D     THE ELECTION OF JAMES T. BRADY AS A DIRECTOR              Mgmt          No vote
       FOR A TERM TO EXPIRE IN 2009

1E     THE ELECTION OF EDWARD A. CROOKE AS A DIRECTOR            Mgmt          No vote
       FOR A TERM TO EXPIRE IN 2009

1F     THE ELECTION OF JAMES R. CURTISS AS A DIRECTOR            Mgmt          No vote
       FOR A TERM TO EXPIRE IN 2009

1G     THE ELECTION OF FREEMAN A. HRABOWSKI, III AS              Mgmt          No vote
       A DIRECTOR FOR A TERM TO EXPIRE IN 2009

1H     THE ELECTION OF NANCY LAMPTON AS A DIRECTOR               Mgmt          No vote
       FOR A TERM TO EXPIRE IN 2009

1I     THE ELECTION OF ROBERT J. LAWLESS AS A DIRECTOR           Mgmt          No vote
       FOR A TERM TO EXPIRE IN 2009

1J     THE ELECTION OF LYNN M. MARTIN AS A DIRECTOR              Mgmt          No vote
       FOR A TERM TO EXPIRE IN 2009

1K     THE ELECTION OF MAYO A. SHATTUCK III AS A DIRECTOR        Mgmt          No vote
       FOR A TERM TO EXPIRE IN 2009

1L     THE ELECTION OF JOHN L. SKOLDS AS A DIRECTOR              Mgmt          No vote
       FOR A TERM TO EXPIRE IN 2009

1M     THE ELECTION OF MICHAEL D. SULLIVAN AS A DIRECTOR         Mgmt          No vote
       FOR A TERM TO EXPIRE IN 2009

02     RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS             Mgmt          No vote
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR 2008.

03     APPROVAL OF A CHARTER AMENDMENT TO INCREASE               Mgmt          No vote
       THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK.




--------------------------------------------------------------------------------------------------------------------------
 CONSTELLATION ENERGY GROUP, INC.                                                            Agenda Number:  933073342
--------------------------------------------------------------------------------------------------------------------------
        Security:  210371100
    Meeting Type:  Annual
    Meeting Date:  29-May-2009
          Ticker:  CEG
            ISIN:  US2103711006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR : YVES C. DE BALMANN                 Mgmt          For                            For

1B     ELECTION OF DIRECTOR : ANN C. BERZIN                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR : JAMES T. BRADY                     Mgmt          For                            For

1D     ELECTION OF DIRECTOR : JAMES R. CURTISS                   Mgmt          For                            For

1E     ELECTION OF DIRECTOR : FREEMAN A. HRABOWSKI,              Mgmt          For                            For
       III

1F     ELECTION OF DIRECTOR : NANCY LAMPTON                      Mgmt          For                            For

1G     ELECTION OF DIRECTOR : ROBERT J. LAWLESS                  Mgmt          For                            For

1H     ELECTION OF DIRECTOR : LYNN M. MARTIN                     Mgmt          For                            For

1I     ELECTION OF DIRECTOR : MAYO A. SHATTUCK III               Mgmt          For                            For

1J     ELECTION OF DIRECTOR : JOHN L. SKOLDS                     Mgmt          For                            For

1K     ELECTION OF DIRECTOR : MICHAEL D. SULLIVAN                Mgmt          For                            For

02     RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS             Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 DENISON MINES CORP                                                                          Agenda Number:  701873867
--------------------------------------------------------------------------------------------------------------------------
        Security:  248356107
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  CA2483561072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR ''ABSTAIN" FOR RESOLUTION
       NUMBERS "1.1 TO 1.8" AND "2". THANK YOU.

       Receive the financial statements of Denison               Non-Voting    No vote
       for the YE 31 DEC 2008 together with the auditor's
       report thereon

1.1    Elect Mr. John H. Craig as a Director                     Mgmt          For                            For

1.2    Elect Mr. W. Robert Dengler as a Director                 Mgmt          For                            For

1.3    Elect Mr. Brian D. Edgar as a Director                    Mgmt          For                            For

1.4    Elect Mr. Ron F. Hochstein as a Director                  Mgmt          For                            For

1.5    Elect Mr. Paul F. Little as a Director                    Mgmt          For                            For

1.6    Elect Mr. Lukas H. Lundin as a Director                   Mgmt          Against                        Against

1.7    Elect Mr. William A. Rand as a Director                   Mgmt          For                            For

1.8    Elect Mr. Catherine J.G. Stefan as a Director             Mgmt          For                            For

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       and authorize the Directors to fix the remuneration
       of the Auditors

       Transact the other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DOOSAN HEAVY INDUSTRIES AND CONSTRUCTION CO LTD, CHANGWON                                   Agenda Number:  701610102
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2102C109
    Meeting Type:  EGM
    Meeting Date:  11-Jul-2008
          Ticker:
            ISIN:  KR7034020008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Mr. Jeong Jitaek as a Director                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DOOSAN HEAVY INDUSTRIES AND CONSTRUCTION CO LTD, CHANGWON                                   Agenda Number:  701842216
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2102C109
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  KR7034020008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION IN KOREA. THANK YOU.

1.     Approve the financial statement                           Mgmt          For                            For

2.     Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3.     Elect the Directors                                       Mgmt          For                            For

4.     Elect the Auditor Committee Member                        Mgmt          For                            For

5.     Approve the limit of remuneration for the Directors       Mgmt          For                            For

6.     Approve the stock option for staff                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DUKE ENERGY CORPORATION                                                                     Agenda Number:  933019728
--------------------------------------------------------------------------------------------------------------------------
        Security:  26441C105
    Meeting Type:  Annual
    Meeting Date:  07-May-2009
          Ticker:  DUK
            ISIN:  US26441C1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM BARNET, III                                       Mgmt          For                            For
       G. ALEX BERNHARDT, SR.                                    Mgmt          For                            For
       MICHAEL G. BROWNING                                       Mgmt          For                            For
       DANIEL R. DIMICCO                                         Mgmt          For                            For
       ANN MAYNARD GRAY                                          Mgmt          For                            For
       JAMES H. HANCE, JR.                                       Mgmt          For                            For
       JAMES T. RHODES                                           Mgmt          For                            For
       JAMES E. ROGERS                                           Mgmt          For                            For
       PHILIP R. SHARP                                           Mgmt          For                            For
       DUDLEY S. TAFT                                            Mgmt          For                            For

02     RATIFICATION OF DELOITTE & TOUCHE LLP AS DUKE             Mgmt          For                            For
       ENERGY CORPORATION'S INDEPENDENT PUBLIC ACCOUNTANT
       FOR 2009




--------------------------------------------------------------------------------------------------------------------------
 E.ON AKTIENGESELLSCHAFT EON, DUESSELDORF                                                    Agenda Number:  701852914
--------------------------------------------------------------------------------------------------------------------------
        Security:  D24914133
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  DE000ENAG999
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       re-port pursuant to sect ions 289[4] and 315[4]
       of the German Commercial Code

2.     Resolution on the appropriation of the distribute         Mgmt          For                            For
       profit of EUR 2,856,795,549 as follows: payment
       of a dividend of EUR 1.50 per no-par share
       ex-dividend and payable date: 05 MAY 2009

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Election of Mr. Jens P. Heyerdahl D.Y. to the             Mgmt          For                            For
       Supervisory Board

6.A    Election of the auditor for the 2009 financial            Mgmt          For                            For
       year as well as for the inspection of financial
       statements: PricewaterhouseCoopers Aktiengesellschaft
       Wirtschaftspruefungsgesellschaft, Duesseldorf,
       is appointed as the auditor for the annual
       as well as the consolidated financial statements
       for the 2009 financial year.

6.B    Election of the auditor for the 2009 financial            Mgmt          For                            For
       year as well as for the inspection of financial
       statements: in addition, PricewaterhouseCoopers
       Aktiengesellschaft Wirtschaftspruefungsgesellschaft,
       Duesseldorf, is appointed as the auditor for
       the inspection of the abbreviated financial
       statements and the interim management report
       for the first half of the 2009 financial year.

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares

8.     Resolution on the creation of authorized capital          Mgmt          For                            For
       and the corresponding amendment to the Articles
       of Association

9.A    Resolution on the authorization to issue convertible      Mgmt          For                            For
       and/or warrant bonds , profit-sharing rights
       and/or participating bonds, the creation of
       contingent capital, and the corresponding amendment
       to the Articles of Association a) authorization
       I: the Board of Managing Directors shall be
       authorized, with the con sent of the Supervisory
       Board, to issue bonds or profit-sharing rights
       of up to EUR 5,000,000,000, conferring convertible
       and/or option rights for shares of the Company,
       on or before 05 MAY 2014 shareholders shall
       be granted subscription except, for residual
       amounts, for the granting of such rights to
       other bondholders, and for the issue of bonds
       conferring convertible and/or option rights
       for shares of the company of up to 10% of the
       share capital if such bonds are issued at a
       price not materially below their theoretical
       market value shareholders' subscription rights
       shall also be excluded for the issue o f profit-sharing
       rights and/or participating bonds without convertible
       or option rights with debenture like features,
       the Company's share capital shall be increased
       accordingly by up to EUR 175,000,000 through
       the issue of up to 175,000,000 new registered
       shares, insofar as convertible and/or option
       rights are exercised [contingent capital 2009
       I]

9.B    Resolution on the authorization to issue convertible      Mgmt          For                            For
       and/or warrant bonds , profit-sharing rights
       and/or participating bonds, the creation of
       contingent capital, and the corresponding amendment
       to the Articles of Association b) authorization
       ii: the board of Managing Directors shall be
       authorized, with the consent of the Supervisory
       Board, to issue bonds or profit-sharing rights
       of up to EUR 5,000,000,000, conferring convertible
       and/or option rights for shares of the company,
       on or before 05 May 2014, shareholders shall
       be granted subscription except, for residual
       amounts, for the granting of such rights to
       other bondholders, and for the issue of bonds
       conferring convertible and/or option rights
       for shares of the company of up to 10 pct.
       of the share capital if such bonds are issued
       at a price not materially below their theoretical
       market value, shareholders' subscription rights
       shall also be excluded for the issue o f profit-sharing
       rights and/or participating bonds without convertible
       or option rights with debenture-like features,
       the Company's share capital shall be increased
       accordingly by up to EUR 175,000,000 through
       the issue of up to 175,000,000 new registered
       shares, insofar as convertible and/or option
       rights are exercised [contingent capital 2009
       II]

10.    Adjustment of the object of the Company and               Mgmt          For                            For
       the corresponding amendment to the Articles
       of Association

11.A   Amendments to the Articles of Association in              Mgmt          For                            For
       accordance with the implementation of the shareholders'
       rights act [ARUG] a) amendment to section 19[2]2
       of the Articles of Association in respect of
       the Board of Directors being authorized to
       allow the audiovisual transmission of the shareholders'
       meeting

11.B   Amendments to the Articles of Association in              Mgmt          For                            For
       accordance with the implementation of the shareholders'
       rights act [ARUG] b) amendment to section 20[1]
       of the Articles of Association in respect of
       proxy-voting instructions being issued in written
       or electronically in a manner defined by the
       Company

11.C   Amendments to the Articles of Association in              Mgmt          For                            For
       accordance with the implementation of the shareholders'
       rights act [ARUG] c) amendment to section 18[2]
       of the Articles of Association in respect of
       shareholders being entitled to participate
       and vote at the shareholders' meeting if they
       register with the Company by the sixth day
       prior to the meeting

12.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary,
       E.ON Einundzwanzigste Verwaltungs GMBH, effective
       until at least 31 DEC 2013

13.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary,
       E.On Zweiundzwanzigste Verwaltungs Gmbh, effective
       until at least 31 DEC 2013

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 ELECTRICITE DE FRANCE EDF                                                                   Agenda Number:  701929741
--------------------------------------------------------------------------------------------------------------------------
        Security:  F2940H113
    Meeting Type:  MIX
    Meeting Date:  20-May-2009
          Ticker:
            ISIN:  FR0010242511
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting    No vote
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.    The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative."

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 541515 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       Report of the Board of Directors                          Non-Voting    No vote

       Report of the Statutory Auditors                          Non-Voting    No vote

O.1    Approve the annual accounts for the FYE 31 DEC            Mgmt          For                            For
       2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       31 DEC 2008

O.3    Approve the distribution of profits for the               Mgmt          For                            For
       FYE 31 DEC 2008

O.A    Approve the distribution of profits for the               Mgmt          For                            For
       FYE 31 DEC 2008 and the distribution of dividend;
       this resolution was considered by the Board
       of Directors of EDF at its meeting of 01 APR
       2009, which was not approved [proposed by the
       Supervisory Board of FCPE Actions EDF]

O.4    Approve the agreements referred to in Article             Mgmt          For                            For
       L.225-38 of the Commercial Code

O.5    Approve the attendance allowances allocated               Mgmt          For                            For
       to the Board of Directors for the 2008 FY

O.B    Approve the payment of additional attendance              Mgmt          For                            For
       allowances allocated for the Board of Directors
       for the 2008 FY, this draft resolution was
       considered by the Board of Directors of EDF
       at its meeting of 01 APR 2009, which was not
       approved [proposed by the Supervisory Board
       of FCPE Actions EDF]

O.6    Approve the attendance allowances allocated               Mgmt          For                            For
       to the Board of Directors

O.7    Authorize the Board of Directors to operate               Mgmt          Against                        Against
       on the Company's shares

E.8    Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, with maintenance
       of preferential subscription rights of shareholders

E.9    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, with cancellation of preferential
       subscription rights of shareholders

E.10   Authorize the Board of Directors to increase              Mgmt          For                            For
       the number of securities to be issued in case
       of a capital increase with or without preferential
       subscription rights

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital by incorporation of reserves,
       profits, premiums or any other amount whose
       capitalization will be accepted

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital to remunerate an exchange
       public offer initiated by the Company

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital in order to remunerate contributions
       in kind granted to the Company

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital for the benefit of the Members
       of an EDF savings plan

E.15   Authorize the Board of Director to reduce the             Mgmt          For                            For
       share capital

E.16   Grant powers for formalities                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EMERSON ELECTRIC CO.                                                                        Agenda Number:  932983681
--------------------------------------------------------------------------------------------------------------------------
        Security:  291011104
    Meeting Type:  Annual
    Meeting Date:  03-Feb-2009
          Ticker:  EMR
            ISIN:  US2910111044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       A.A. BUSCH III*                                           Mgmt          For                            For
       A.F. GOLDEN*                                              Mgmt          For                            For
       H. GREEN*                                                 Mgmt          For                            For
       W.R. JOHNSON*                                             Mgmt          For                            For
       J.B. MENZER*                                              Mgmt          For                            For
       V.R. LOUCKS, JR.**                                        Mgmt          For                            For

02     RATIFICATION OF KPMG LLP AS INDEPENDENT REGISTERED        Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 ENERGY RESOURCES OF AUSTRALIA LTD ERA                                                       Agenda Number:  701854538
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q35254111
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  AU000000ERA9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To Chairman and Chief Executive review                    Non-Voting    No vote

2.     To receive and consider the financial report              Non-Voting    No vote
       for the YE 31 DEC 2008, and the related Directors'
       report, Directors' declaration and Auditor's
       report

3.     Approve the remuneration report for the FYE               Mgmt          Against                        Against
       31 DEC 2008

4.I    Elect Mr. Chris Salisbury as a Director, who              Mgmt          Against                        Against
       retires in accordance with Rule 3.7 of the
       Company's Constitution

4.II   Re-elect Dr. David Klingner as a Director, who            Mgmt          Against                        Against
       retires by rotation in accordance with Rule
       3.7 of the Company's Constitution

       ANY INDIVIDUAL OR RELATED PARTY TO ANY SPECIFIC           Non-Voting    No vote
       VOTE EXCLUSION WHICH HAS OBTAINED BENEFIT OR
       DOES EXPECT TO OBTAIN FUTURE BENEFIT SHOULD
       NOT VOTE (OR VOTE "ABSTAIN") FOR THE RELEVANT
       PROPOSAL ITEMS.




--------------------------------------------------------------------------------------------------------------------------
 ENTERGY CORPORATION                                                                         Agenda Number:  933037687
--------------------------------------------------------------------------------------------------------------------------
        Security:  29364G103
    Meeting Type:  Annual
    Meeting Date:  08-May-2009
          Ticker:  ETR
            ISIN:  US29364G1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: M.S. BATEMAN                        Mgmt          For                            For

1B     ELECTION OF DIRECTOR: W.F. BLOUNT                         Mgmt          For                            For

1C     ELECTION OF DIRECTOR: G.W. EDWARDS                        Mgmt          For                            For

1D     ELECTION OF DIRECTOR: A.M. HERMAN                         Mgmt          For                            For

1E     ELECTION OF DIRECTOR: D.C. HINTZ                          Mgmt          For                            For

1F     ELECTION OF DIRECTOR: J.W. LEONARD                        Mgmt          For                            For

1G     ELECTION OF DIRECTOR: S.L. LEVENICK                       Mgmt          For                            For

1H     ELECTION OF DIRECTOR: J.R. NICHOLS                        Mgmt          For                            For

1I     ELECTION OF DIRECTOR: W.A. PERCY, II                      Mgmt          For                            For

1J     ELECTION OF DIRECTOR: W.J. TAUZIN                         Mgmt          For                            For

1K     ELECTION OF DIRECTOR: S.V. WILKINSON                      Mgmt          For                            For

02     RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED       Mgmt          For                            For
       PUBLIC ACCOUNTANTS FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 EQUINOX MINERALS LTD                                                                        Agenda Number:  701887513
--------------------------------------------------------------------------------------------------------------------------
        Security:  29445L204
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CA29445L2049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       3 AND 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       1.1 TO 1.7 AND 2. THANK YOU.

       To receive the audited comparative consolidated           Non-Voting    No vote
       financial statements of the Corporation as
       at and for the FYE 31 DEC 2008 and the Auditors
       report thereon

1.1    Elect Mr. Peter Tomsett as a Director of the              Mgmt          For                            For
       Corporation

1.2    Elect Mr. David McAusland as a Director of the            Mgmt          For                            For
       Corporation

1.3    Elect Mr. Brian Penny as a Director of the Corporation    Mgmt          For                            For

1.4    Elect Mr. David Mosher as a Director of the               Mgmt          For                            For
       Corporation

1.5    Elect Mr. Jim Pantelidis as a Director of the             Mgmt          For                            For
       Corporation

1.6    Elect Mr. Craig Williams as a Director of the             Mgmt          For                            For
       Corporation

1.7    Elect Mr. Harry Michael as a Director of the              Mgmt          For                            For
       Corporation

2.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Corporation to hold office
       until the next AGM of shareholders or until
       a successor is appointed and authorize the
       Board of Directors to fix the Auditors' remuneration

3.     Approve the continuation, amendment and restatement       Mgmt          For                            For
       of the Corporation's Shareholders Right Plan
       [as specified]

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 EXELON CORPORATION                                                                          Agenda Number:  933010984
--------------------------------------------------------------------------------------------------------------------------
        Security:  30161N101
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2009
          Ticker:  EXC
            ISIN:  US30161N1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JOHN A. CANNING, JR.                Mgmt          For                            For

1B     ELECTION OF DIRECTOR: M. WALTER D'ALESSIO                 Mgmt          For                            For

1C     ELECTION OF DIRECTOR: BRUCE DEMARS                        Mgmt          For                            For

1D     ELECTION OF DIRECTOR: NELSON A. DIAZ                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: ROSEMARIE B. GRECO                  Mgmt          For                            For

1F     ELECTION OF DIRECTOR: PAUL L. JOSKOW                      Mgmt          For                            For

1G     ELECTION OF DIRECTOR: JOHN M. PALMS                       Mgmt          For                            For

1H     ELECTION OF DIRECTOR: JOHN W. ROGERS, JR.                 Mgmt          For                            For

1I     ELECTION OF DIRECTOR: JOHN W. ROWE                        Mgmt          For                            For

1J     ELECTION OF DIRECTOR: STEPHEN D. STEINOUR                 Mgmt          For                            For

02     THE RENEWAL OF THE EXELON CORPORATION ANNUAL              Mgmt          For                            For
       INCENTIVE PLAN FOR SENIOR EXECUTIVES EFFECTIVE
       JANUARY 1, 2009.

03     THE RATIFICATION OF PRICEWATERHOUSECOOPERS LLP            Mgmt          For                            For
       AS EXELON'S INDEPENDENT ACCOUNTANT FOR 2009.

04     A SHAREHOLDER RECOMMENDATION TO PREPARE A REPORT          Shr           Against                        For
       SHOWING THAT EXELON'S ACTIONS TO REDUCE GLOBAL
       WARMING HAVE REDUCED MEAN GLOBAL TEMPERATURE
       OR AVOIDED DISASTERS.




--------------------------------------------------------------------------------------------------------------------------
 FEDERAL SIGNAL CORPORATION                                                                  Agenda Number:  933034706
--------------------------------------------------------------------------------------------------------------------------
        Security:  313855108
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2009
          Ticker:  FSS
            ISIN:  US3138551086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES E. GOODWIN                                          Mgmt          For                            For
       WILLIAM H. OSBORNE                                        Mgmt          For                            For
       JOSEPH R. WRIGHT                                          Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS INDEPENDENT AUDITORS FOR THE YEAR ENDING
       DECEMBER 31, 2009




--------------------------------------------------------------------------------------------------------------------------
 FIRSTENERGY CORP.                                                                           Agenda Number:  933040723
--------------------------------------------------------------------------------------------------------------------------
        Security:  337932107
    Meeting Type:  Annual
    Meeting Date:  19-May-2009
          Ticker:  FE
            ISIN:  US3379321074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PAUL T. ADDISON                                           Mgmt          For                            For
       ANTHONY J. ALEXANDER                                      Mgmt          For                            For
       MICHAEL J. ANDERSON                                       Mgmt          For                            For
       DR. CAROL A. CARTWRIGHT                                   Mgmt          For                            For
       WILLIAM T. COTTLE                                         Mgmt          For                            For
       ROBERT B. HEISLER, JR.                                    Mgmt          For                            For
       ERNEST J. NOVAK, JR.                                      Mgmt          For                            For
       CATHERINE A. REIN                                         Mgmt          For                            For
       GEORGE M. SMART                                           Mgmt          For                            For
       WES M. TAYLOR                                             Mgmt          For                            For
       JESSE T. WILLIAMS, SR.                                    Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF THE INDEPENDENT        Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM

03     SHAREHOLDER PROPOSAL: ADOPT SIMPLE MAJORITY               Shr           For                            Against
       VOTE

04     SHAREHOLDER PROPOSAL: REDUCE THE PERCENTAGE               Shr           For                            Against
       OF SHARES REQUIRED TO CALL SPECIAL SHAREHOLDER
       MEETING

05     SHAREHOLDER PROPOSAL: ESTABLISH SHAREHOLDER               Shr           Against                        For
       PROPONENT ENGAGEMENT PROCESS

06     SHAREHOLDER PROPOSAL: ADOPT A MAJORITY VOTE               Shr           For                            Against
       STANDARD FOR THE ELECTION OF DIRECTORS




--------------------------------------------------------------------------------------------------------------------------
 FLOWSERVE CORPORATION                                                                       Agenda Number:  933047462
--------------------------------------------------------------------------------------------------------------------------
        Security:  34354P105
    Meeting Type:  Annual
    Meeting Date:  14-May-2009
          Ticker:  FLS
            ISIN:  US34354P1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROGER L. FIX                                              Mgmt          For                            For
       LEWIS M. KLING                                            Mgmt          For                            For
       JAMES O. ROLLANS                                          Mgmt          For                            For

02     APPROVE THE ADOPTION OF THE FLOWSERVE CORPORATION         Mgmt          For                            For
       EQUITY AND INCENTIVE COMPENSATION PLAN.

03     RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS          Mgmt          For                            For
       LLP TO SERVE AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 FLUOR CORPORATION                                                                           Agenda Number:  933017647
--------------------------------------------------------------------------------------------------------------------------
        Security:  343412102
    Meeting Type:  Annual
    Meeting Date:  06-May-2009
          Ticker:  FLR
            ISIN:  US3434121022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: PETER K. BARKER                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: ALAN L. BOECKMANN                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: VILMA S. MARTINEZ                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: DEAN R. O'HARE                      Mgmt          For                            For

02     THE RATIFICATION OF THE APPOINTMENT BY OUR AUDIT          Mgmt          For                            For
       COMMITTEE OF ERNST & YOUNG LLP AS INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 FPL GROUP, INC.                                                                             Agenda Number:  933040569
--------------------------------------------------------------------------------------------------------------------------
        Security:  302571104
    Meeting Type:  Annual
    Meeting Date:  22-May-2009
          Ticker:  FPL
            ISIN:  US3025711041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       SHERRY S. BARRAT                                          Mgmt          For                            For
       ROBERT M. BEALL, II                                       Mgmt          For                            For
       J. HYATT BROWN                                            Mgmt          For                            For
       JAMES L. CAMAREN                                          Mgmt          For                            For
       J. BRIAN FERGUSON                                         Mgmt          For                            For
       LEWIS HAY, III                                            Mgmt          For                            For
       TONI JENNINGS                                             Mgmt          For                            For
       OLIVER D. KINGSLEY, JR.                                   Mgmt          For                            For
       RUDY E. SCHUPP                                            Mgmt          For                            For
       MICHAEL H. THAMAN                                         Mgmt          For                            For
       HANSEL E. TOOKES, II                                      Mgmt          For                            For
       PAUL R. TREGURTHA                                         Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE          Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2009.

03     APPROVAL OF THE MATERIAL TERMS UNDER THE FPL              Mgmt          For                            For
       GROUP, INC. AMENDED AND RESTATED LONG TERM
       INCENTIVE PLAN FOR PAYMENT OF PERFORMANCE-BASED
       COMPENSATION AS REQUIRED BY INTERNAL REVENUE
       CODE SECTION 162(M).




--------------------------------------------------------------------------------------------------------------------------
 GENERAL CABLE CORPORATION                                                                   Agenda Number:  933048717
--------------------------------------------------------------------------------------------------------------------------
        Security:  369300108
    Meeting Type:  Annual
    Meeting Date:  27-May-2009
          Ticker:  BGC
            ISIN:  US3693001089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GREGORY E. LAWTON                                         Mgmt          For                            For
       CRAIG P. OMTVEDT                                          Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP, AN INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM, TO AUDIT GENERAL CABLE'S 2009
       CONSOLIDATED FINANCIAL STATEMENTS AND INTERNAL
       CONTROL OVER FINANCIAL REPORTING.

03     APPROVAL OF AN AMENDMENT TO GENERAL CABLE'S               Mgmt          For                            For
       2005 STOCK INCENTIVE PLAN TO INCREASE THE AUTHORIZED
       NUMBER OF SHARES.




--------------------------------------------------------------------------------------------------------------------------
 GENERAL ELECTRIC COMPANY                                                                    Agenda Number:  933003713
--------------------------------------------------------------------------------------------------------------------------
        Security:  369604103
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2009
          Ticker:  GE
            ISIN:  US3696041033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1     ELECTION OF DIRECTOR: JAMES I. CASH, JR.                  Mgmt          For                            For

A2     ELECTION OF DIRECTOR: WILLIAM M. CASTELL                  Mgmt          For                            For

A3     ELECTION OF DIRECTOR: ANN M. FUDGE                        Mgmt          For                            For

A4     ELECTION OF DIRECTOR: SUSAN HOCKFIELD                     Mgmt          For                            For

A5     ELECTION OF DIRECTOR: JEFFREY R. IMMELT                   Mgmt          For                            For

A6     ELECTION OF DIRECTOR: ANDREA JUNG                         Mgmt          For                            For

A7     ELECTION OF DIRECTOR: ALAN G. (A.G.) LAFLEY               Mgmt          Against                        Against

A8     ELECTION OF DIRECTOR: ROBERT W. LANE                      Mgmt          For                            For

A9     ELECTION OF DIRECTOR: RALPH S. LARSEN                     Mgmt          For                            For

A10    ELECTION OF DIRECTOR: ROCHELLE B. LAZARUS                 Mgmt          For                            For

A11    ELECTION OF DIRECTOR: JAMES J. MULVA                      Mgmt          For                            For

A12    ELECTION OF DIRECTOR: SAM NUNN                            Mgmt          For                            For

A13    ELECTION OF DIRECTOR: ROGER S. PENSKE                     Mgmt          For                            For

A14    ELECTION OF DIRECTOR: ROBERT J. SWIERINGA                 Mgmt          For                            For

A15    ELECTION OF DIRECTOR: DOUGLAS A. WARNER III               Mgmt          For                            For

B      RATIFICATION OF KPMG                                      Mgmt          For                            For

C1     CUMULATIVE VOTING                                         Shr           For                            Against

C2     EXECUTIVE COMPENSATION ADVISORY VOTE                      Shr           For                            Against

C3     INDEPENDENT STUDY REGARDING BREAKING UP GE                Shr           Against                        For

C4     DIVIDEND POLICY                                           Shr           Against                        For

C5     SHAREHOLDER VOTE ON GOLDEN PARACHUTES                     Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 HITACHI,LTD.                                                                                Agenda Number:  701970255
--------------------------------------------------------------------------------------------------------------------------
        Security:  J20454112
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3788600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Reduction of Legal Reserve                        Mgmt          For                            For

2.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HOKKAIDO ELECTRIC POWER COMPANY,INCORPORATED                                                Agenda Number:  701988187
--------------------------------------------------------------------------------------------------------------------------
        Security:  J21378104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3850200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to:Expand Business Lines, Approve          Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations,
       Allow Use of Treasury Shares for Odd-Lot Purchases

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HOKURIKU ELECTRIC POWER COMPANY                                                             Agenda Number:  701993859
--------------------------------------------------------------------------------------------------------------------------
        Security:  J22050108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3845400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Reduce Term of
       Office of   Directors to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 JGC CORPORATION                                                                             Agenda Number:  701988771
--------------------------------------------------------------------------------------------------------------------------
        Security:  J26945105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3667600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

6      Amend the Compensation to be Received by Directors        Mgmt          For                            For
       and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 KIRBY CORPORATION                                                                           Agenda Number:  933009498
--------------------------------------------------------------------------------------------------------------------------
        Security:  497266106
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2009
          Ticker:  KEX
            ISIN:  US4972661064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: BOB G. GOWER                        Mgmt          For                            For

1B     ELECTION OF DIRECTOR: MONTE J. MILLER                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JOSEPH H. PYNE                      Mgmt          For                            For

02     TO RATIFY THE SELECTION OF KPMG LLP AS KIRBY              Mgmt          For                            For
       CORPORATION'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 KYUSHU ELECTRIC POWER COMPANY,INCORPORATED                                                  Agenda Number:  701991083
--------------------------------------------------------------------------------------------------------------------------
        Security:  J38468104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3246400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Expand Business Lines, Allow           Mgmt          For                            For
       Use of Electronic Systems for Public Notifications,
       Approve Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6.     Shareholders' Proposals: Amend Articles to (1)            Shr           Against                        For
       Require establishment of a committee for aging
       nuclear power plants

7.     Shareholders' Proposals: Amend Articles to (2)            Shr           Against                        For
       Require declaration of no additional nuclear
       power plants

8.     Shareholders' Proposals: Amend Articles to (3)            Shr           Against                        For
       Require freezing plutonium thermal use plan

9.     Shareholders' Proposals: Amend Articles to (4)            Shr           Against                        For
       Require establishment of a committee to revise
       nuclear fuel cycle




--------------------------------------------------------------------------------------------------------------------------
 LANDAUER, INC.                                                                              Agenda Number:  932986322
--------------------------------------------------------------------------------------------------------------------------
        Security:  51476K103
    Meeting Type:  Annual
    Meeting Date:  05-Feb-2009
          Ticker:  LDR
            ISIN:  US51476K1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEPHEN C. MITCHELL                                       Mgmt          For                            For
       THOMAS M. WHITE                                           Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING
       SEPTEMBER 30, 2009.




--------------------------------------------------------------------------------------------------------------------------
 MCDERMOTT INTERNATIONAL, INC.                                                               Agenda Number:  933024262
--------------------------------------------------------------------------------------------------------------------------
        Security:  580037109
    Meeting Type:  Annual
    Meeting Date:  08-May-2009
          Ticker:  MDR
            ISIN:  PA5800371096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROGER A. BROWN**                                          Mgmt          For                            For
       JOHN A. FEES**                                            Mgmt          For                            For
       O.D. KINGSLEY, JR.**                                      Mgmt          For                            For
       D. BRADLEY MCWILLIAMS*                                    Mgmt          For                            For
       RICHARD W. MIES*                                          Mgmt          For                            For
       THOMAS C. SCHIEVELBEIN*                                   Mgmt          For                            For

02     APPROVE THE 2009 MCDERMOTT INTERNATIONAL, INC.            Mgmt          For                            For
       LONG-TERM INCENTIVE PLAN.

03     RATIFICATION OF APPOINTMENT OF MCDERMOTT'S INDEPENDENT    Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR
       ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 MINE SAFETY APPLIANCES COMPANY                                                              Agenda Number:  933022648
--------------------------------------------------------------------------------------------------------------------------
        Security:  602720104
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  MSA
            ISIN:  US6027201044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       THOMAS B. HOTOPP                                          Mgmt          For                            For
       JOHN T. RYAN III                                          Mgmt          For                            For
       THOMAS H. WITMER                                          Mgmt          For                            For

02     SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE            Mgmt          For                            For
       COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM.




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI HEAVY INDUSTRIES,LTD.                                                            Agenda Number:  701984949
--------------------------------------------------------------------------------------------------------------------------
        Security:  J44002129
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3900000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MKS INSTRUMENTS, INC.                                                                       Agenda Number:  933026913
--------------------------------------------------------------------------------------------------------------------------
        Security:  55306N104
    Meeting Type:  Annual
    Meeting Date:  04-May-2009
          Ticker:  MKSI
            ISIN:  US55306N1046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LEO BERLINGHIERI                                          Mgmt          For                            For
       HANS-JOCHEN KAHL                                          Mgmt          For                            For
       LOUIS P. VALENTE                                          Mgmt          For                            For

02     TO AMEND THE 2004 STOCK INCENTIVE PLAN TO ALLOW           Mgmt          For                            For
       FOR A ONE-TIME OPTION EXCHANGE PROGRAM.

03     TO AMEND THE THIRD RESTATED EMPLOYEE STOCK PURCHASE       Mgmt          For                            For
       PLAN TO INCREASE THE NUMBER OF SHARES AVAILABLE
       THEREUNDER 1,250,000 TO 1,950,000 SHARES.

04     TO AMEND THE SECOND AMENDED AND RESTATED INTERNATIONAL    Mgmt          For                            For
       EMPLOYEE STOCK PURCHASE PLAN TO INCREASE THE
       NUMBER OF SHARES AVAILABLE THEREUNDER FROM
       250,000 TO 400,000 SHARES.

05     TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR
       THE YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 PALADIN ENERGY LTD, SUBIACO WA                                                              Agenda Number:  701740727
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q7264T104
    Meeting Type:  OGM
    Meeting Date:  26-Nov-2008
          Ticker:
            ISIN:  AU000000PDN8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       To receive the financial report for the YE 30             Non-Voting    No vote
       JUN 2008, and the Directors' and the Auditors'
       reports thereon

1.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008

2.     Re-elect Mr. Sean Reveille Llewelyn as a Director         Mgmt          For                            For

3.     Approve, for the purposes of Listing Rule 10.17           Mgmt          For                            For
       and for all other purposes, to increase the
       maximum aggregate Directors' fees payable to
       the Non-Executive Directors from AUD 900,000
       per annum to AUD 1.2 million per annum

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PARKER-HANNIFIN CORPORATION                                                                 Agenda Number:  932957787
--------------------------------------------------------------------------------------------------------------------------
        Security:  701094104
    Meeting Type:  Annual
    Meeting Date:  22-Oct-2008
          Ticker:  PH
            ISIN:  US7010941042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM E. KASSLING                                       Mgmt          For                            For
       JOSEPH M. SCAMINACE                                       Mgmt          For                            For
       WOLFGANG R. SCHMITT                                       Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR FY09




--------------------------------------------------------------------------------------------------------------------------
 PROGRESS ENERGY, INC.                                                                       Agenda Number:  933026266
--------------------------------------------------------------------------------------------------------------------------
        Security:  743263105
    Meeting Type:  Annual
    Meeting Date:  13-May-2009
          Ticker:  PGN
            ISIN:  US7432631056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTOR: JAMES E. BOSTIC, JR.                Mgmt          For                            For

02     ELECTION OF DIRECTOR: HARRIS E. DELOACH, JR.              Mgmt          For                            For

03     ELECTION OF DIRECTOR: JAMES B. HYLER, JR.                 Mgmt          For                            For

04     ELECTION OF DIRECTOR: WILLIAM D. JOHNSON                  Mgmt          For                            For

05     ELECTION OF DIRECTOR: ROBERT W. JONES                     Mgmt          For                            For

06     ELECTION OF DIRECTOR: W. STEVEN JONES                     Mgmt          For                            For

07     ELECTION OF DIRECTOR: E. MARIE MCKEE                      Mgmt          For                            For

08     ELECTION OF DIRECTOR: JOHN H. MULLIN, III                 Mgmt          For                            For

09     ELECTION OF DIRECTOR: CHARLES W. PRYOR, JR.               Mgmt          For                            For

10     ELECTION OF DIRECTOR: CARLOS A. SALADRIGAS                Mgmt          For                            For

11     ELECTION OF DIRECTOR: THERESA M. STONE                    Mgmt          For                            For

12     ELECTION OF DIRECTOR: ALFRED C. TOLLISON, JR.             Mgmt          For                            For

13     RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP             Mgmt          For                            For
       AS THE INDEPENDENT REGISTERED PUBLC ACCOUNTING
       FIRM FOR THE COMPANY.

14     TO APPROVE THE PROGRESS ENERGY, INC. 2009 EXECUTIVE       Mgmt          For                            For
       INCENTIVE PLAN TO COMPLY WITH SECTION 162(M)
       OF THE INTERNAL REVENUE CODE.




--------------------------------------------------------------------------------------------------------------------------
 RWE AG, ESSEN                                                                               Agenda Number:  701843446
--------------------------------------------------------------------------------------------------------------------------
        Security:  D6629K109
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  DE0007037129
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 01 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the approved financial statements         Non-Voting    No vote
       of RWE Aktiengesellschaft and the Group for
       the financial year ended 31 DEC 2008 with the
       combined Review of Operations of RWE Aktiengesellschaft
       and the Group including the statement by the
       Executive Board on takeover-related issues,
       the proposal of the Executive Board for the
       appropriation of distributable profit, and
       the Supervisory Board report for fiscal 2008

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 2,408,107,789.25 as follows:
       Payment of a dividend of EUR 4.50 per no-par
       share EUR 20,000,417.75 shall be carried forward
       Ex-dividend and payable date: 23 APR 2009

3.     Approval of the acts of the executive Board               Mgmt          For                            For
       for fiscal 2008

4.     Approval of the acts of the Supervisory Board             Mgmt          For                            For
       for fiscal 2008

5.     Appointment of the Auditors for the 2009 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Frankfurt

6.     Appointment of the Auditors for the abbreviation          Mgmt          For                            For
       2009 FY: PricewaterhouseCoopers AG, Frankfurt

7.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital through the
       s tock exchange, at a price not deviating more
       than 10% from the market price of the shares,
       or by way of a public repurchase offer to all
       shareholders, at a price not deviating more
       than 20% from the market price of the shares,
       on or before October 21, 2010.The existing
       authorization to acquire own shares shall be
       revoked when the above authorization comes
       into effect. The Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than through the stock exchange
       or by way of a public offer to all shareholders
       against payment in cash at a price not materially
       below the market price of the shares, to retire
       the shares and to exclude shareholders. subscription
       rights in connection with mergers and acquisitions,
       and for the satisfaction of conversion and/or
       option rights

8.     Authorization for the use of derivative financial         Mgmt          For                            For
       instruments within the scope of share buybacks

9.     Authorization I to grant convertible bonds and            Mgmt          For                            For
       warrants, the creation of a contingent capital
       I, and the correspondence amendment to the
       Article of Association the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bonds of
       up to EUR 6,000,000,000, conferring convertible
       rights for bearer shares of the Company, on
       or before 21 APR 2014, shareholders shall be
       granted subscription rights except for residual
       amounts and for the satisfaction of convertible
       and/or option rights, the Company's share capital
       shall be increased accordingly by up to EUR
       143,975,680 through the issue of up to 56,240,500
       bearer no-par shares, insofar as convertible
       and/or option rights are exercised

10.    Authorization II to grant convertible bonds               Mgmt          For                            For
       and warrants, the creation of a contingent
       capital II, and the correspondence amendment
       to the Article of Association, the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to issue
       bonds of up to EUR 6,000,000,000, conferring
       convertible rights for bearer shares of the
       Company, on or before 21 APR 2014, shareholders
       shall be granted subscription rights except
       for residual amounts and for the satisfaction
       of convertible and/or option rights, the Company's
       share capital shall be increased accordingly
       by up to EUR 143,975,680 through the issue
       of up to 56,240,500 bearer no-par shares, insofar
       as convertible and/or option rights are exercised

11.    Amendment to the Article of Association Section           Mgmt          For                            For
       15[3], in respect of the Board of Managing
       Directors being authorized to allow the electronic
       transmission of the shareholders meeting Section
       17[2] shall be deleted, The above amendments
       shall only be entered into the commercial register
       if and when the ARUG comes into effect

12.    Amendment to Article 16, Paragraph [3] of the             Mgmt          For                            For
       Articles of Incorporation [Adoption of a resolution]




--------------------------------------------------------------------------------------------------------------------------
 SAIC, INC.                                                                                  Agenda Number:  933080018
--------------------------------------------------------------------------------------------------------------------------
        Security:  78390X101
    Meeting Type:  Annual
    Meeting Date:  19-Jun-2009
          Ticker:  SAI
            ISIN:  US78390X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       FRANCE A. CORDOVA                                         Mgmt          For                            For
       KENNETH C. DAHLBERG                                       Mgmt          For                            For
       JERE A. DRUMMOND                                          Mgmt          For                            For
       JOHN J. HAMRE                                             Mgmt          For                            For
       MIRIAM E. JOHN                                            Mgmt          For                            For
       ANITA K. JONES                                            Mgmt          For                            For
       JOHN P. JUMPER                                            Mgmt          For                            For
       HARRY M.J. KRAEMER, JR.                                   Mgmt          For                            For
       EDWARD J. SANDERSON, JR                                   Mgmt          For                            For
       LOUIS A. SIMPSON                                          Mgmt          For                            For
       A. THOMAS YOUNG                                           Mgmt          For                            For

02     APPROVAL OF A PROPOSAL TO AUTOMATICALLY CONVERT           Mgmt          For                            For
       EACH SHARE OF OUR CLASS A PREFERRED STOCK INTO
       ONE SHARE OF COMMON STOCK.

03     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS OUR INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING JANUARY 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 SERCO GROUP PLC                                                                             Agenda Number:  701896194
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80400107
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  GB0007973794
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual review, accounts for the               Mgmt          For                            For
       YE 31 DEC 2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2008

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For
       of the Company of 3.52 pence per ordinary share
       for the YE 31 DEC 2008

4.     Re-elect Mr. Kevin Beeston as a Non-Executive             Mgmt          For                            For
       Director

5.     Re-elect Mr. Andrew Jenner as a Executive Director        Mgmt          For                            For

6.     Re-elect Mr. Margaret, Baroness Ford of Cunninghame       Mgmt          For                            For
       as a Non-Executive Director

7.     Re-elect Mr. David Richardson as a Non-Executive          Mgmt          For                            For
       Director

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company, until the conclusion of the
       next AGM at which accounts are laid before
       the Company

9.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

S.10   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985 to make market
       purchases [within the meaning of Section 163
       of the Companies Act 1985] of up to 48,681,359
       ordinary shares of 2 pence each, at a minimum
       price of 2 pence [exclusive of expenses, if
       any, payable by the Company] and the maximum
       price of an amount equal to the higher of a)
       5% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days and b) the higher of the price
       of the last independent trade and the highest
       current bid as stipulated by Article 5(1) of
       commission regulation [EC] 22 DEC 2003 implementing
       the Market abuse directive as regards exemptions
       for buyback programmes and stabilization of
       financial statements [2273/2003]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company]; a contract, or contracts,
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

11.    Authorize the Directors to allot relevant securities      Mgmt          Against                        Against
       up to a maximum nominal amount of GBP 3,212,969,
       subject to and in accordance with Article 6
       of the Company's Articles of Association and
       Section 80 of Companies Act 1985, to exercise
       all the powers of the Company to allot relevant
       securities [as defined in Section 80[2] of
       that Act] comprising equity securities [as
       defined in Section 94[2] of the Act] up to
       a further nominal amount of GBP 3,212,969 in
       connection with an offer by way of a right
       issue; [Authority expires the earlier of the
       conclusion of the next AGM of the Company]
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.12   Approve to renew the authority and power conferred        Mgmt          For                            For
       on Directors by Article 7 of the Company's
       Articles of Association and Section 95[1] of
       the Companies Act 1985, to allot equity securities
       wholly for cash, such powers being limited;
       a) the allotment of equity securities [as defined
       in Section 94[2] of the Companies Act 1985]
       pursuant to the authority given by Resolution
       11[b] in connection with a right issue for
       the period ending at the conclusion of the
       AGM but so that the Company may make offers
       and enter into agreements during such period
       which would, or might, require relevant securities
       to be allotted after the authority ends and
       the Board may allot equity securities under
       any such offer or agreement as if the authority
       had not ended; and b) the allotment [otherwise
       than pursuant to sub-paragraph a] above] of
       equity securities up to an aggregate nominal
       amount equal to GBP 486,814

13.    Approve and adopt the rules of the Serco Group            Mgmt          For                            For
       Plc Performance Share Plan [the "PSP"], the
       main features as specified and authorize the
       Directors to do all other acts and things necessary
       or desirable to operate the PSP, including
       the ability to establish further plans similar
       to the PSP for the benefits of employees overseas,
       subject to such modification as may be necessary
       or desirable to take account of applicable
       securities laws, exchange control or tax legislation,
       provided that any ordinary shares of the Company
       made available under such further plans are
       treated as counting against any limits on overall
       participation in the PSP

14.    Approve and adopt the rules of Secro Group Plc            Mgmt          For                            For
       Deferred Bonus Plan [the "DBP"], the main features
       as specified, and authorize the Directors to
       do all other acts and thing necessary or desirable
       to operate the DBP, including the ability establish
       further plans similar to the DBP for the benefit
       of employees overseas, subject to such modifications
       as may be necessary or desirable to take account
       of applicable securities laws, exchange control
       or tax legislation, provided that any ordinary
       shares of the Company made available under
       such further plans are treated as counting
       against any limits on overall participation
       in the DBP

S.15   Amend the Article of Association of the Company           Mgmt          For                            For
       by deleting all the provision of the Company's
       Memorandum of Association which, by virtue
       of Section 28 Companies Act 2006, are to be
       treated as provision of the Company's Articles
       of Association; and by making the amendments
       set out in Appendix 02 to the Notice of AGM
       as specified

16.    Authorize the Company and any Company which               Mgmt          For                            For
       is or becomes its subsidiary during the period
       to which this resolution has effect, for the
       purposes of Part 14 of the Companies Act 2006
       during the period commencing on the date of
       the passing this resolution and any Company
       and ending at the conclusion of the Company's
       next AGM; a)make political donation to political
       parties and/or independent election candidates;
       b)make political donations to political organizations
       other than political parties; and c)incur political
       expenditure,; provided that the total aggregate
       amount of political donations and political
       expenditure pursuant to this authority shall
       not exceed GBP 130,000 for the Group as a whole,
       and the amount authorized under each of the
       paragraphs [a] to [c] shall be limited to such
       amount; all existing authorization and approval
       relating to political donations or political
       expenditure under Part 14 of the Companies
       Act 2006 are hereby revoked without prejudice
       to any donation made or expenditure incurred
       prior to the date hereof pursuant to such authorization
       or approval; for the purpose of this resolution,
       the terms 'political donation', 'political
       parties', 'political organization' and 'political
       expenditure' have the meanings given by Sections
       363 to 365 of the Companies Act 2006

s.17   Approve the general meeting other than an AGM             Mgmt          Against                        Against
       may be called on not less that 14 clear days'
       notice




--------------------------------------------------------------------------------------------------------------------------
 SGL CARBON SE, WIESBADEN                                                                    Agenda Number:  701858788
--------------------------------------------------------------------------------------------------------------------------
        Security:  D6949M108
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  DE0007235301
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 08 APR 2009 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008 FY with the report
       of the Supervisor Board, the group financial
       statements and annual report, and the report
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 90,775,000 as follows: EUR 45,387,500
       shall be allocated to the revenue reserve EUR
       45,387,500 shall be carried forward

3.     Ratify the acts of the Board of Managing Director         Mgmt          For                            For

4.     Ratification of the acts of the Supervisor Board          Mgmt          For                            For

5.     Appoint the Auditors for the 2009 FY: Ernst               Mgmt          For                            For
       + Young AG, Frankfurt

6.     Elect Messer: Helmut Jodl, Michael Pfeiffer,              Mgmt          For                            For
       Marek Plata, Josef Scherer, Stuart Skinner,
       Heinz Will as the Supervisor Board the representatives
       and elect Messer: Markus Stettenberger, Juergen
       Kerner, Malgorzata Pasikowska, Josef Jung,
       Bob McClymont, Franz Mehle as the Supervisor
       Board of their substitutes

7      Authorized the capital I, and the correspondent           Mgmt          Against                        Against
       amendments to the Articles of Association The
       existing authorized capital I shall be revoked,
       the Board of MDs shall be authorized, with
       the consent of the Supervisor Board, to increase
       the share capital by up to EUR 52,736,000 through
       the issue of up to 20,600,000 new bearer shares
       against payment in cash and/or kind, on or
       before 28 APR 2014 Shareholders shall be granted
       subscription rights, except for residual amounts,
       for the issue of up to 350,000 shares within
       the scope of the company’s Matching Share
       Plan, and for the issue of shares for acquisition
       purposes

8.     Approve the resolution on the reduction of the            Mgmt          For                            For
       contingent capital, and the correspondent amendment
       to the Articles of Association The current
       contingent capital shall be reduced to EUR
       16,640,000

9.     Authorize the issue conversion and/or warrant             Mgmt          For                            For
       bonds, creation of further contingent capital,
       and the correspondent amendments to the Articles
       of Association The Board of MDs shall be authorized,
       with the consent of the Supervisor Board to
       issue bonds of up to EUR 800,000,000, conferring
       a conversion or option right for new shares
       of the company, on or before 28 APR 2014 Shareholders
       shall be granted subscription rights, except
       for the issue of bonds at a price not materially
       below their theoretical market value, for residual
       amounts, and for the granting of such rights
       to other bondholders the share capital shall
       be increased accordingly by up to EUR 51,200,000
       through the issue of up to 20,000,000 new shares,
       insofar as conversion or option rights are
       exercised

10.    Authorize to grant Stock Appreciation Rights,             Mgmt          For                            For
       the creation of contingent capital, and the
       correspondent amendments to the Articles of
       Association the share capital shall be increased
       by up to EUR 5,376,000 through the issue of
       up to 2,100,000 new shares, insofar as Stock
       Appreciation Rights are issued and exercised
       The company shall be authorized to issue the
       above mentioned SARs to its own and its affiliates
       executives and top managers, between 01 JAN
       2010 and 31 DEC 2014 entitled to vote are those
       shareholders of record on 08 APR 2009, who
       provide written evidence of such holding and
       who register with the company on or before
       22 APR 2009 If you wish us to exercise your
       voting right on your behalf, please send us
       your instructions by 8 a.m. Frankfurt time
       on 21 APR 2009

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SHIKOKU ELECTRIC POWER COMPANY,INCORPORATED                                                 Agenda Number:  702000415
--------------------------------------------------------------------------------------------------------------------------
        Security:  J72079106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3350800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3      Approve Purchase of Own Shares                            Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 SILEX SYS LTD                                                                               Agenda Number:  701742846
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q85045104
    Meeting Type:  AGM
    Meeting Date:  26-Nov-2008
          Ticker:
            ISIN:  AU000000SLX4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive the financial report, including the            Non-Voting    No vote
       Directors' declaration, for the YE 30 JUN 2008
       and the related Directors' report and the audit
       report

1.     Re-elect Mr. Chris Wilks as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Articles of Association of the Company

2.     Re-elect Dr. Colin Goldschmidt as a Director              Mgmt          For                            For
       of the Company, who retires in accordance with
       the Articles of Association of the Company

3.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 SPERIAN PROTECTION, VILLEPINTE                                                              Agenda Number:  701872877
--------------------------------------------------------------------------------------------------------------------------
        Security:  F0635W106
    Meeting Type:  MIX
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  FR0000060899
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

O.1    Approve the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, the consolidated financial
       statements for the FYE 31 DEC 2008, in the
       form presented to the meeting, showing profits
       of EUR 48,048,000.00

O.2    Approve the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman and the Auditors, the Company's
       financial statements for the YE 31 DEC 2008,
       as presented, showing profits of EUR 18,751,624.54

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 18,751,624.54, prior retained
       earnings: EUR 137,150,061.98, distributable
       income: EUR 155,901,686.52, global dividend:
       EUR 9,186,027.60, the balance of EUR 146,715,658.92
       allocated to the retained earnings account
       the shareholders will receive a net dividend
       of EUR 1.20 per share, and will entitle to
       the 40 % deduction provided by the French General
       Tax Code, this dividend will be paid on 09
       JUL 2009; in the event that the Company holds
       some of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account;
       as required by law; it is reminded that, for
       the last 3 financial years, the dividends paid,
       were as follows: EUR 0.90 for FY 2005 for FY
       2005 EUR 1.05 for FY 2006 EUR 1.50 for FY 2007

O.4    Approve to award total annual fees of EUR 240,000.00      Mgmt          For                            For
       to the Directors

O.5    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Articles L. 225-38 et
       sequence of the French Commercial Code, acknowledge:
       the renewal of the agreements which remained
       in force during the FY and previously authorize
       the Board of Directors, and in accordance with
       Article L. 225-42-1 of the French Commercial
       Code, the renewal of the previous agreements
       which remain in force related to the remuneration,
       indemnities and advantages of Mr. Henri-Dominique
       Petit in the event of his term of office put
       to an end by the Company, subject to the completion
       of his performance goals

O.6    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Articles L. 225-38 et
       sequence of the French Commercial Code, said
       report and the agreements referred to therein
       previously authorize the Board of Directors
       on 03 MAR 2009, concerning the remuneration,
       indemnities and advantages of Mr. Henri-Dominique
       Petit, in accordance with Article L. 225-42-1
       of the French Commercial Code, in the event
       of his term of office put to an end by the
       Company, and subject to the completion of his
       performance goals

O.7    Approve special report of the Auditors on agreements      Mgmt          For                            For
       Governed by Articles L. 225-38 et sequence
       of the French Commercial Code, said report
       and the agreements referred to therein previously
       authorize by the Board of Directors on 03 MAR
       2009 as follows: the agreement regarding the
       commitments taken with the Chief Executive
       Officer related to the non-compete Clause,
       the agreement, in accordance with Article L.
       225-42-1 of the French Commercial Code, related
       to the remuneration, indemnities and advantages
       of Mr. Brice De La Morandiere, Chief Executive
       Officer, in the event of his term of office
       put to an end by the Company, subject to the
       completion of his performance goals

O.8    Approve to renews the appointment of Mr. Philippe         Mgmt          For                            For
       Alfro as a Member of the Board of Director
       for a 3-year period

O.9    Approve to renews the appointment of Mr. Patrice          Mgmt          For                            For
       Hoppenot as a Member of the Board of Director
       for a 3-year period

O.10   Approve to renews the appointment of Mr. Gunther          Mgmt          For                            For
       Mauerhofer as a Member of the Board of Director
       for a 3-year period

O.11   Appoint Mr. Brice De La Morandiere as a Director          Mgmt          For                            For
       for a 3-year period

O.12   Authorize the Board of Directors to trade, by             Mgmt          Against                        Against
       all means, in the Company's shares on the stock
       market, subject to the conditions described
       below: maximum purchase price: EUR 90.00, maximum
       number of shares to be acquired: 5% of the
       share capital, maximum funds invested in the
       share buybacks: EUR 68,895,207.00; [Authority
       expires for an 18-month period] the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

O.13   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

E.14   Authorize the Board of Directors, to reduce               Mgmt          For                            For
       the share capital, on one or more occasions,
       by cancelling all or part of the shares held
       by the Company in connection with a Stock Repurchase
       Plan, up to a maximum of 10 % of the share
       capital over a 24-month period; to charge the
       difference between the repurchase price of
       cancelled shares and their nominal value against
       the premiums and the available reserves the
       shareholders' meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities;
       [Authority expires for an 18-month period];
       this authorization supersedes the one granted
       by the shareholders' meeting of 19 MAY 2008

E.15   Authorize the Board of Directors, to increase             Mgmt          Against                        Against
       on one or more occasions, in France or abroad,
       the share capital, by issuance, with the shareholders'
       preferred subscription rights maintained, of
       ordinary shares and all securities giving access
       to the share capital; the maximal nominal amount
       of capital increases to be carried out under
       this delegation of authority shall not exceed
       EUR 15,000,000.00 the nominal amount of debt
       securities issued shall not exceed EUR 250,000,000.00;
       the shareholders' meeting authorize the Board
       of Directors to increase the overall value
       of capital increase[s] within the limit of
       15% of the initial issue, in the event of an
       excess demand; the shareholders' meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities; [authority expires for an 26-month
       period] this delegation of powers supersedes
       any and all earlier delegation to the same
       effect

E.16   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       on one or more occasion, in France or abroad,
       the share capital, by issuance, with cancellation
       of the shareholders' preferred subscription
       rights, of ordinary shares and all securities
       giving access to the share capital; the maximal
       nominal amount of capital increases to be carried
       out under this delegation of authority shall
       not exceed EUR 15,000,000.00; the nominal amount
       of debt securities issued shall not exceed
       EUR 250,000,000.00; to increase the overall
       value of capital increase[s] within the limit
       of 15% of the initial issue, in the event of
       an excess demand; the shareholders' meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities, [authority expires
       for 26-month period], this delegation of powers
       supersedes any and all earlier delegations
       to the same effect

E.17   Authorize the Board of Directors all powers               Mgmt          For                            For
       in order to increase the share capital, in
       one or more occasions, by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       By Law and under the By Laws, by issuing bonus
       shares or raising the par value of existing
       shares; the maximum nominal amount of capital
       increase[s] carried out under this present
       delegation shall be equal to the maximum global
       amount of reserves, profits, and, or premiums
       or other means which may be capitalized; [Authority
       expires for 26-months period] the shareholders
       meeting delegates all powers the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.18   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital, up to 10% of the share capital,
       by way of issuing ordinary shares or securities
       giving access to the capital, in consideration
       for the contributions in kind granted to the
       Company and comprised of capital securities
       or securities giving access to share capital;
       the shareholders' meeting decides to cancel
       the shareholders' preferential subscription
       rights in favour of the shares or securities
       holders, delegates all powers to the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities; [authority
       expires for a 26-month period; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.19   Authorize the Board of Directors all powers               Mgmt          For                            For
       to grant, in one or more transaction, in favour
       of employees or executives holding less than
       10% of the Company's share capital and working
       either in the Company or its French or foreign
       subsidiaries [known here-below as beneficiaries],
       options giving the right either to subscribe
       for new shares in the Company to be issued
       through a share capital increase, or to purchase
       existing shares purchased by the Company, it
       being provided that the options shall not give
       rights to a total number of shares, which shall
       exceed 3% of the share capital; the shareholders'
       meeting decides to cancel the shareholders'
       preferential subscription rights in favour
       of beneficiaries, delegates all powers to the
       Board of Directors to take all necessary formalities;
       [authority expires for 38-month period]; this
       delegation of powers supersedes any and all
       earlier delegations to the same effect

E.20   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on one or more occasions, existing or
       future shares, in favour of the employees of
       the Company or certain categories of them,
       an, or in favour of the executives, and the
       employees and executives of the related Companies
       or economical interest Groups, they may not
       represent more than 3% of the share capital;
       the shareholders' meeting decides to cancel
       the shareholders' referential subscription
       rights in favour of the said beneficiaries;
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       for a 38-month period]

E.21   Approve to decides that the overall number of             Mgmt          For                            For
       shares to be allocated or issued with the use
       of the delegation given by Resolutions 19 and
       20 is set at 3% of the share capital

E.22   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of the members
       of a Company or Group Savings Plan, by issuance
       of shares or securities giving access to the
       Company's share capital; [authority expires
       for 26-month period], and for a nominal amount
       that shall not exceed 3% of the share capital;
       the shareholders' meeting decides to cancel
       the shareholders preferential subscription
       rights in favour of the said beneficiaries;
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities; this delegation
       of powers supersedes any and all earlier delegation
       tot the same effect

E.23   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 SPX CORPORATION                                                                             Agenda Number:  933015186
--------------------------------------------------------------------------------------------------------------------------
        Security:  784635104
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2009
          Ticker:  SPW
            ISIN:  US7846351044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: CHRISTOPHER J. KEARNEY              Mgmt          For                            For

1B     ELECTION OF DIRECTOR: MARTHA B. WYRSCH                    Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANTS FOR
       2009.




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO ELECTRIC INDUSTRIES,LTD.                                                           Agenda Number:  701984848
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77411114
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3407400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.     Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAIHEI DENGYO KAISHA,LTD.                                                                   Agenda Number:  702013309
--------------------------------------------------------------------------------------------------------------------------
        Security:  J79088100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3447200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TEAM, INC.                                                                                  Agenda Number:  932949716
--------------------------------------------------------------------------------------------------------------------------
        Security:  878155100
    Meeting Type:  Annual
    Meeting Date:  25-Sep-2008
          Ticker:  TISI
            ISIN:  US8781551002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LOUIS A. WATERS                                           Mgmt          For                            For
       PHILIP J. HAWK                                            Mgmt          For                            For

02     APPROVAL OF THE MATERIAL TERMS OF PERFORMANCE             Mgmt          Against                        Against
       GOALS THAT MAY APPLY TO AWARDS UNDER THE FIRST
       AMENDED AND RESTATED TEAM, INC. 2006 STOCK
       INCENTIVE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 THE JAPAN STEEL WORKS,LTD.                                                                  Agenda Number:  701997441
--------------------------------------------------------------------------------------------------------------------------
        Security:  J27743103
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3721400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE KANSAI ELECTRIC POWER COMPANY,INCORPORATED                                              Agenda Number:  702008156
--------------------------------------------------------------------------------------------------------------------------
        Security:  J30169106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3228600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications,
       Reduce Term of Office of Directors to One
       Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

4      Shareholder's Proposal: Approve Appropriation             Shr           Against                        For
       of Profits

5      Shareholder's Proposal: Remove a Director                 Shr           Against                        For

6      Shareholder's Proposal: Amend Articles to Reduce          Shr           Against                        For
       Maximum Board Size to 8, and Include One Director
       from the Nuclear Blast Victims Labor Movement

7      Shareholder's Proposal: Amend Articles to Prohibit        Shr           Against                        For
       Use of Nuclear Power

8      Shareholder's Proposal: Amend Articles to Require         Shr           Against                        For
       Establishment of a          Remuneration Committee
       Comprised of a Majority of Outside Directors,
       and      Require Disclosure of Individual Remunerations

9      Shareholder's Proposal:  Amend Articles to Investigate    Shr           Against                        For
       Nuclear Fuel           Reprocessing in Coordination
       with Outside Experts

10     Shareholder's Proposal:  Amend Articles to Investigate    Shr           Against                        For
       Plutonium Management   and Prohibit the Use
       of Plutonium

11     Shareholder's Proposal:  Amend Articles to Provide        Shr           Against                        For
       a Report on Alternative    Energy Sources Created
       in Coordination with Outside Experts

12     Shareholder's Proposal:  Amend Articles to Base           Shr           Against                        For
       All Operations on Global CSR  Standards

13     Shareholder's Proposal:  Amend Articles to Require        Shr           For                            Against
       All Minutes from           Shareholders Meetings
       to Correctly Reflect All Statements and Be
       Distributed  Via the Internet

14     Shareholder's Proposal:  Amend Articles to Reduce         Shr           Against                        For
       Maximum Board Size to 12

15     Shareholder's Proposal: Amend Articles to Reduce          Shr           Against                        For
       Maximum Auditors Board Size  to 6, and Include
       2 Members of an Environmental Protection NGO

16     Shareholder's Proposal: Amend Articles to Proactively     Shr           Against                        For
       Implement Environmental Policies Across the
       Group

17     Shareholder's Proposal: Amend Articles to Promote         Shr           Against                        For
       a Shift from Nuclear Power  to Natural Energy

18     Shareholder's Proposal: Amend Articles to Prioritize      Shr           Against                        For
       Improvements to the      Labor Environment
       for Employees and Consumers/Local Populus

19     Shareholder's Proposal: Amend Articles to Prioritize      Shr           Against                        For
       Capital Investment in    Utility Infrastructures
       and Securing Labor




--------------------------------------------------------------------------------------------------------------------------
 THE SHAW GROUP INC.                                                                         Agenda Number:  932987336
--------------------------------------------------------------------------------------------------------------------------
        Security:  820280105
    Meeting Type:  Annual
    Meeting Date:  28-Jan-2009
          Ticker:  SGR
            ISIN:  US8202801051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       J.M. BERNHARD, JR.                                        Mgmt          For                            For
       JAMES F. BARKER                                           Mgmt          For                            For
       THOS. E. CAPPS                                            Mgmt          For                            For
       DANIEL A. HOFFLER                                         Mgmt          For                            For
       DAVID W. HOYLE                                            Mgmt          For                            For
       MICHAEL J. MANCUSO                                        Mgmt          For                            For
       ALBERT D. MCALISTER                                       Mgmt          For                            For

02     PROPOSAL TO APPROVE THE ADOPTION THE SHAW GROUP           Mgmt          For                            For
       INC. 2008 OMNIBUS INCENTIVE PLAN.

03     PROPOSAL TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT      Mgmt          For                            For
       OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR FISCAL YEAR 2009.

04     IF IT IS PROPERLY PRESENTED AT THE ANNUAL MEETING,        Shr           For                            Against
       THE SHAREHOLDER PROPOSAL REGARDING CERTAIN
       EXECUTIVE AGREEMENTS DESCRIBED IN THE PROXY
       STATEMENT.

05     TRANSACT SUCH OTHER BUSINESS, INCLUDING ACTION            Mgmt          Against                        Against
       ON SHAREHOLDER PROPOSALS, AS MAY PROPERLY COME
       BEFORE THE ANNUAL MEETING AND ANY ADJOURNMENT
       OR POSTPONEMENT THEREOF.




--------------------------------------------------------------------------------------------------------------------------
 THE TOKYO ELECTRIC POWER COMPANY,INCORPORATED                                               Agenda Number:  701988163
--------------------------------------------------------------------------------------------------------------------------
        Security:  J86914108
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3585800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Appropriation of Surplus                                  Mgmt          For                            For

2.     Partial Amendments to the Articles of Incorporation       Mgmt          For                            For

3.1    Election of a Director                                    Mgmt          For                            For

3.2    Election of a Director                                    Mgmt          For                            For

3.3    Election of a Director                                    Mgmt          For                            For

3.4    Election of a Director                                    Mgmt          For                            For

3.5    Election of a Director                                    Mgmt          For                            For

3.6    Election of a Director                                    Mgmt          For                            For

3.7    Election of a Director                                    Mgmt          For                            For

3.8    Election of a Director                                    Mgmt          For                            For

3.9    Election of a Director                                    Mgmt          For                            For

3.10   Election of a Director                                    Mgmt          For                            For

3.11   Election of a Director                                    Mgmt          For                            For

3.12   Election of a Director                                    Mgmt          For                            For

3.13   Election of a Director                                    Mgmt          For                            For

3.14   Election of a Director                                    Mgmt          For                            For

3.15   Election of a Director                                    Mgmt          For                            For

3.16   Election of a Director                                    Mgmt          For                            For

3.17   Election of a Director                                    Mgmt          For                            For

3.18   Election of a Director                                    Mgmt          For                            For

3.19   Election of a Director                                    Mgmt          For                            For

3.20   Election of a Director                                    Mgmt          For                            For

4.     Election of an Auditor                                    Mgmt          Against                        Against

5.     Shareholders' Proposals : Distribution of Surplus         Shr           Against                        For

6.     Shareholders' Proposals : Partial Amendments              Shr           Against                        For
       to the Articles of Incorporation (1)

7.     Shareholders' Proposals : Partial Amendments              Shr           Against                        For
       to the Articles of Incorporation (2)

8.     Shareholders' Proposals : Partial Amendments              Shr           For                            Against
       to the Articles of Incorporation (3)




--------------------------------------------------------------------------------------------------------------------------
 THERMO FISHER SCIENTIFIC INC.                                                               Agenda Number:  933042400
--------------------------------------------------------------------------------------------------------------------------
        Security:  883556102
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  TMO
            ISIN:  US8835561023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JUDY C. LEWENT                                            Mgmt          For                            For
       PETER J. MANNING                                          Mgmt          For                            For
       JIM P. MANZI                                              Mgmt          For                            For
       ELAINE S. ULLIAN                                          Mgmt          For                            For

02     RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION           Mgmt          For                            For
       OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S
       INDEPENDENT AUDITORS FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 TOSHIBA CORPORATION                                                                         Agenda Number:  701982262
--------------------------------------------------------------------------------------------------------------------------
        Security:  J89752117
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3592200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3.     Renewal of the defensive measures (measures               Mgmt          Against                        Against
       against the unsolicited acquisition)

4.     Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding disclosure of information
       concerning the facts in relation to illegal
       activities, etc.

5.     Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding exercise of voting
       rights in the general meeting of shareholders

6.     Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding disclosure of the
       sanction imposed on the officers (directors
       and executive officers)

7.     Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding disclosure of the
       facts of improper billing and unfair receipt
       of the research labor expenses for the research
       commissioned by the New Energy and Industrial
       Technology Development Organization (NEDO)

8.     Shareholders' Proposals: Amendments to the Articles       Shr           For                            Against
       of Incorporation regarding disclosure of personalized
       information of each director and executive
       officer of the Company

9.     Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding disclosure of personalized
       information of each counselor, advisor and
       shayu (company friend/sympathizer) of the Company

10.    Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding disclosure of information
       concerning employees who entered the Company
       from the ministry or agency of government or
       other public organizations

11.    Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding establishment of
       a new committee for the purpose of discovering
       the details of and preventing illegal and/or
       improper activities

12.    Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding semiconductor business
       of the Company

13.    Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding conditions of employment
       for temporary employees




--------------------------------------------------------------------------------------------------------------------------
 TOSHIBA PLANT SYSTEMS & SERVICES CORPORATION                                                Agenda Number:  702003803
--------------------------------------------------------------------------------------------------------------------------
        Security:  J89795124
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3594200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

2.10   Appoint a Director                                        Mgmt          Against                        Against

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors

6      Approve Retirement allowance for Retiring Directors,      Mgmt          Against                        Against
       and Payment of Accrued   Benefits associated
       with Abolition of Retirement Benefit System
       for Current   Corporate Officers

7      Amend the Compensation to be received by Directors        Mgmt          For                            For
       and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOYO ENGINEERING CORPORATION                                                                Agenda Number:  701997679
--------------------------------------------------------------------------------------------------------------------------
        Security:  J91343103
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3607800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 URANIUM ONE INC                                                                             Agenda Number:  701904307
--------------------------------------------------------------------------------------------------------------------------
        Security:  91701P105
    Meeting Type:  MIX
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  CA91701P1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAINT' FOR RESOLUTIONS
       "1.1 TO 1.9 AND 2" AND 'IN FAVOR' OR 'AGAINST'
       FOR RESOLUTIONS "3 AND 4". THANK YOU.

       To receive the audited consolidated financial             Non-Voting    No vote
       statements of the Corporation for the FYE 31
       DEC 2008, together with the report of the Auditors
       thereon

1.1    Elect Mr. Ian Telfer as a Director of the Corporation     Mgmt          For                            For
       for the ensuing year

1.2    Elect Mr. Andrew Adams as a Director of the               Mgmt          For                            For
       Corporation for the ensuing year

1.3    Elect Dr. Massimo Carello as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year

1.4    Elect Mr. David Hodson as a Director of the               Mgmt          For                            For
       Corporation for the ensuing year

1.5    Elect Mr. D. Jean Nortier as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year

1.6    Elect Mr. Terry Rosenberg as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year

1.7    Elect Mr. Phillip Shirvington as a Director               Mgmt          For                            For
       of the Corporation for the ensuing year

1.8    Elect Mr. Mark Wheatley as a Director of the              Mgmt          For                            For
       Corporation for the ensuing year

1.9    Elect Mr. Kenneth Williamson as a Director of             Mgmt          For                            For
       the Corporation for the ensuing year

2.     Appoint Deloitte and Touche LLP, Chartered Accountants,   Mgmt          For                            For
       as the Auditors of the Corporation for the
       ensuing year, and authorize the Directors to
       fix their remuneration

3.     Approve the rolling Stock Option Plan of the              Mgmt          For                            For
       Corporation

S.4    Amend the Articles of the Corporation to change           Mgmt          For                            For
       the province of the registered office of the
       Corporation, subject to regulatory approval
       as specified

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 USEC INC.                                                                                   Agenda Number:  933015996
--------------------------------------------------------------------------------------------------------------------------
        Security:  90333E108
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2009
          Ticker:  USU
            ISIN:  US90333E1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES R. MELLOR                                           Mgmt          For                            For
       MICHAEL H. ARMACOST                                       Mgmt          For                            For
       JOYCE F. BROWN                                            Mgmt          For                            For
       JOSEPH T. DOYLE                                           Mgmt          For                            For
       H. WILLIAM HABERMEYER                                     Mgmt          For                            For
       JOHN R. HALL                                              Mgmt          For                            For
       WILLIAM J. MADIA                                          Mgmt          For                            For
       W. HENSON MOORE                                           Mgmt          For                            For
       JOSEPH F. PAQUETTE, JR.                                   Mgmt          For                            For
       JOHN K. WELCH                                             Mgmt          For                            For

02     THE APPROVAL OF THE PROPOSED USEC INC. 2009               Mgmt          For                            For
       EQUITY INCENTIVE PLAN.

03     THE APPROVAL OF THE PROPOSED USEC INC. 2009               Mgmt          For                            For
       EMPLOYEE STOCK PURCHASE PLAN.

04     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS USEC'S INDEPENDENT AUDITORS FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 YOKOGAWA ELECTRIC CORPORATION                                                               Agenda Number:  701990865
--------------------------------------------------------------------------------------------------------------------------
        Security:  J97272124
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3955000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Renewal of Countermeasures to Large-scale Acquisition     Mgmt          Against                        Against
       of Yokogawa Electric Shares (Takeover Defense
       Measures)



PowerShares Global Progressive Transportation Portfolio
--------------------------------------------------------------------------------------------------------------------------
 BURLINGTON NORTHERN SANTA FE CORPORATION                                                    Agenda Number:  933013625
--------------------------------------------------------------------------------------------------------------------------
        Security:  12189T104
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2009
          Ticker:  BNI
            ISIN:  US12189T1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: A.L. BOECKMANN                      Mgmt          For                            For

1B     ELECTION OF DIRECTOR: D.G. COOK                           Mgmt          For                            For

1C     ELECTION OF DIRECTOR: V.S. MARTINEZ                       Mgmt          For                            For

1D     ELECTION OF DIRECTOR: M.F. RACICOT                        Mgmt          For                            For

1E     ELECTION OF DIRECTOR: R.S. ROBERTS                        Mgmt          For                            For

1F     ELECTION OF DIRECTOR: M.K. ROSE                           Mgmt          For                            For

1G     ELECTION OF DIRECTOR: M.J. SHAPIRO                        Mgmt          For                            For

1H     ELECTION OF DIRECTOR: J.C. WATTS, JR.                     Mgmt          For                            For

1I     ELECTION OF DIRECTOR: R.H. WEST                           Mgmt          For                            For

1J     ELECTION OF DIRECTOR: J.S. WHISLER                        Mgmt          For                            For

1K     ELECTION OF DIRECTOR: E.E. WHITACRE, JR.                  Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR
       2009 (ADVISORY VOTE).

03     PROPOSAL REGARDING SAY ON EXECUTIVE PAY.                  Shr           For                            Against

04     PROPOSAL REGARDING SPECIAL SHAREOWNER MEETINGS.           Shr           Against                        For

05     PROPOSAL REGARDING REPORT ON POLITICAL CONTRIBUTIONS.     Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN NATIONAL RAILWAY COMPANY                                                           Agenda Number:  933019855
--------------------------------------------------------------------------------------------------------------------------
        Security:  136375102
    Meeting Type:  Annual
    Meeting Date:  21-Apr-2009
          Ticker:  CNI
            ISIN:  CA1363751027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL R. ARMELLINO                                      Mgmt          For                            For
       A. CHARLES BAILLIE                                        Mgmt          For                            For
       HUGH J. BOLTON                                            Mgmt          For                            For
       AMB. GORDON D. GIFFIN                                     Mgmt          For                            For
       E. HUNTER HARRISON                                        Mgmt          For                            For
       EDITH E. HOLIDAY                                          Mgmt          For                            For
       V.M. KEMPSTON DARKES                                      Mgmt          Withheld                       Against
       HON. DENIS LOSIER                                         Mgmt          For                            For
       HON. EDWARD C. LUMLEY                                     Mgmt          For                            For
       DAVID G.A. MCLEAN                                         Mgmt          For                            For
       ROBERT PACE                                               Mgmt          For                            For

02     APPOINTMENT OF KPMG LLP AS AUDITORS                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CLEAN ENERGY FUELS CORP.                                                                    Agenda Number:  933026305
--------------------------------------------------------------------------------------------------------------------------
        Security:  184499101
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  CLNE
            ISIN:  US1844991018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ANDREW J. LITTLEFAIR                                      Mgmt          For                            For
       WARREN I. MITCHELL                                        Mgmt          For                            For
       JOHN S. HERRINGTON                                        Mgmt          For                            For
       JAMES C. MILLER III                                       Mgmt          For                            For
       BOONE PICKENS                                             Mgmt          For                            For
       KENNETH M. SOCHA                                          Mgmt          For                            For
       VINCENT C. TAORMINA                                       Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT     Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2009.

03     APPROVAL OF OUR AMENDED AND RESTATED 2006 EQUITY          Mgmt          For                            For
       INCENTIVE PLAN, WHICH WOULD INCREASE THE NUMBER
       OF AUTHORIZED SHARES ISSUABLE UNDER THE PLAN
       FROM 9,390,500 SHARES TO 10,890,500 SHARES.




--------------------------------------------------------------------------------------------------------------------------
 CSX CORPORATION                                                                             Agenda Number:  933019350
--------------------------------------------------------------------------------------------------------------------------
        Security:  126408103
    Meeting Type:  Annual
    Meeting Date:  06-May-2009
          Ticker:  CSX
            ISIN:  US1264081035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       D.M. ALVARADO                                             Mgmt          For                            For
       A. BEHRING                                                Mgmt          For                            For
       SEN. J.B. BREAUX                                          Mgmt          For                            For
       S.T. HALVERSON                                            Mgmt          For                            For
       E.J. KELLY, III                                           Mgmt          For                            For
       G. H. LAMPHERE                                            Mgmt          For                            For
       J.D. MCPHERSON                                            Mgmt          For                            For
       T.T. O'TOOLE                                              Mgmt          For                            For
       D.M. RATCLIFFE                                            Mgmt          For                            For
       D.J. SHEPARD                                              Mgmt          For                            For
       M.J. WARD                                                 Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF ERNST & YOUNG            Mgmt          For                            For
       LLP AS CSX'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2009




--------------------------------------------------------------------------------------------------------------------------
 LANDSTAR SYSTEM, INC.                                                                       Agenda Number:  933019843
--------------------------------------------------------------------------------------------------------------------------
        Security:  515098101
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2009
          Ticker:  LSTR
            ISIN:  US5150981018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HENRY H. GERKENS                                          Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR FISCAL YEAR 2009.

03     APPROVAL OF AN AMENDMENT TO THE COMPANY'S 2002            Mgmt          For                            For
       EMPLOYEE STOCK OPTION PLAN.




--------------------------------------------------------------------------------------------------------------------------
 MARTEN TRANSPORT, LTD.                                                                      Agenda Number:  933024856
--------------------------------------------------------------------------------------------------------------------------
        Security:  573075108
    Meeting Type:  Annual
    Meeting Date:  05-May-2009
          Ticker:  MRTN
            ISIN:  US5730751089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RANDOLPH L. MARTEN                                        Mgmt          For                            For
       LARRY B. HAGNESS                                          Mgmt          For                            For
       THOMAS J. WINKEL                                          Mgmt          For                            For
       JERRY M. BAUER                                            Mgmt          For                            For
       ROBERT L. DEMOREST                                        Mgmt          For                            For
       G. LARRY OWENS                                            Mgmt          For                            For

02     PROPOSAL TO CONFIRM THE SELECTION OF KPMG LLP             Mgmt          For                            For
       AS INDEPENDENT PUBLIC ACCOUNTANTS OF THE COMPANY
       FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 MAXWELL TECHNOLOGIES, INC.                                                                  Agenda Number:  933035885
--------------------------------------------------------------------------------------------------------------------------
        Security:  577767106
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  MXWL
            ISIN:  US5777671067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       JOSE L. CORTES                                            Mgmt          For                            For
       EDWARD CAUDILL                                            Mgmt          For                            For
       ROGER HOWSMON                                             Mgmt          For                            For

2      APPROVE AN AMENDMENT TO THE RESTATED CERTIFICATE          Mgmt          Against                        Against
       OF INCORPORATION TO AUTHORIZE 5,000,000 SHARES
       OF PREFERRED STOCK WHICH THE BOARD OF DIRECTORS
       MAY AUTHORIZE TO BE ISSUED FROM TIME TO TIME
       IN ONE OR MORE SERIES, WITH SUCH RIGHTS, PREFERENCES
       AND RESTRICTIONS AS ARE FIXED BY THE BOARD
       OF DIRECTORS.

3      RATIFICATION OF THE APPOINTMENT OF MCGLADREY              Mgmt          For                            For
       & PULLEN, LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANTS
       FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009




--------------------------------------------------------------------------------------------------------------------------
 NORFOLK SOUTHERN CORPORATION                                                                Agenda Number:  933026482
--------------------------------------------------------------------------------------------------------------------------
        Security:  655844108
    Meeting Type:  Annual
    Meeting Date:  14-May-2009
          Ticker:  NSC
            ISIN:  US6558441084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DANIEL A. CARP                                            Mgmt          For                            For
       STEVEN F. LEER                                            Mgmt          For                            For
       MICHAEL D. LOCKHART                                       Mgmt          For                            For
       CHARLES W. MOORMAN                                        Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF KPMG LLP,              Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM,
       AS NORFOLK SOUTHERN'S INDEPENDENT AUDITORS
       FOR THE YEAR ENDING DECEMBER 31, 2009.

03     STOCKHOLDER PROPOSAL CONCERNING CORPORATE POLITICAL       Shr           For                            Against
       CONTRIBUTIONS.




--------------------------------------------------------------------------------------------------------------------------
 OVERSEAS SHIPHOLDING GROUP, INC.                                                            Agenda Number:  933078758
--------------------------------------------------------------------------------------------------------------------------
        Security:  690368105
    Meeting Type:  Annual
    Meeting Date:  09-Jun-2009
          Ticker:  OSG
            ISIN:  US6903681053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MORTEN ARNTZEN                                            Mgmt          For                            For
       OUDI RECANATI                                             Mgmt          For                            For
       G. ALLEN ANDREAS III                                      Mgmt          For                            For
       ALAN R. BATKIN                                            Mgmt          For                            For
       THOMAS B. COLEMAN                                         Mgmt          For                            For
       CHARLES A. FRIBOURG                                       Mgmt          For                            For
       STANLEY KOMAROFF                                          Mgmt          For                            For
       SOLOMON N. MERKIN                                         Mgmt          For                            For
       JOEL I. PICKET                                            Mgmt          For                            For
       ARIEL RECANATI                                            Mgmt          For                            For
       THOMAS F. ROBARDS                                         Mgmt          For                            For
       JEAN-PAUL VETTIER                                         Mgmt          For                            For
       MICHAEL J. ZIMMERMAN                                      Mgmt          For                            For

02     APPROVAL OF THE OVERSEAS SHIPHOLDING GROUP,               Mgmt          Against                        Against
       INC. AMENDED AND RESTATED EXECUTIVE PERFORMANCE
       INCENTIVE PLAN, INCLUDING RE-APPROVAL OF THE
       SECTION 162(M) PERFORMANCE GOALS UNDER SUCH
       PLAN.




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE STEEL & ALUMINUM CO.                                                               Agenda Number:  933042537
--------------------------------------------------------------------------------------------------------------------------
        Security:  759509102
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  RS
            ISIN:  US7595091023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       THOMAS W. GIMBEL                                          Mgmt          For                            For
       DOUGLAS M. HAYES                                          Mgmt          For                            For
       FRANKLIN R. JOHNSON                                       Mgmt          For                            For
       LESLIE A. WAITE                                           Mgmt          For                            For

02     TO RATIFY KPMG LLP AS THE INDEPENDENT REGISTERED          Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM TO PERFORM THE ANNUAL
       AUDIT OF OUR 2009 FINANCIAL STATEMENTS.

03     IN THE PROXYHOLDERS' DISCRETION ON SUCH OTHER             Mgmt          Against                        Against
       MATTERS AS MAY PROPERLY COME BEFORE THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SOCIEDAD QUIMICA Y MINERA DE CHILE S.A.                                                     Agenda Number:  933054811
--------------------------------------------------------------------------------------------------------------------------
        Security:  833635105
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2009
          Ticker:  SQM
            ISIN:  US8336351056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     BALANCE SHEET, AUDITED FINANCIAL STATEMENTS,              Mgmt          For
       ANNUAL REPORT, REPORT OF THE ACCOUNTING INSPECTORS
       AND REPORT OF THE EXTERNAL AUDITORS FOR THE
       BUSINESS YEAR ENDED DECEMBER 31, 2008.

02     APPOINTMENT OF THE EXTERNAL AUDITORS AND ACCOUNTING       Mgmt          For
       INSPECTORS OF THE COMPANY FOR THE 2009 BUSINESS
       YEAR.

03     OPERATIONS REFERRED TO IN ARTICLE 44 OF LAW               Mgmt          For
       NO 18,046 ("LAW OF CORPORATIONS" OF CHILE).

04     INVESTMENT AND FINANCING POLICIES.                        Mgmt          For

05     NET INCOME FOR THE YEAR 2008, FINAL DIVIDEND              Mgmt          For
       DISTRIBUTION AND POLICY ON FUTURE DIVIDENDS.

06     EXPENSES OF THE BOARD OF DIRECTORS DURING THE             Mgmt          For
       2008 BUSINESS YEAR.

07     COMPENSATION FOR THE MEMBERS OF THE BOARD.                Mgmt          Abstain

08     ISSUES RELATED TO THE AUDIT AND DIRECTORS' COMMITTEES.    Mgmt          Abstain

09     OTHER MATTERS THAT MAY CORRESPOND IN ACCORDANCE           Mgmt          Against
       WITH THE LAW.




--------------------------------------------------------------------------------------------------------------------------
 UNION PACIFIC CORPORATION                                                                   Agenda Number:  933048399
--------------------------------------------------------------------------------------------------------------------------
        Security:  907818108
    Meeting Type:  Annual
    Meeting Date:  14-May-2009
          Ticker:  UNP
            ISIN:  US9078181081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: A.H. CARD, JR.                      Mgmt          For                            For

1B     ELECTION OF DIRECTOR: E.B. DAVIS, JR.                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: T.J. DONOHUE                        Mgmt          For                            For

1D     ELECTION OF DIRECTOR: A.W. DUNHAM                         Mgmt          For                            For

1E     ELECTION OF DIRECTOR: J.R. HOPE                           Mgmt          For                            For

1F     ELECTION OF DIRECTOR: C.C. KRULAK                         Mgmt          For                            For

1G     ELECTION OF DIRECTOR: M.R. MCCARTHY                       Mgmt          For                            For

1H     ELECTION OF DIRECTOR: M.W. MCCONNELL                      Mgmt          For                            For

1I     ELECTION OF DIRECTOR: T.F. MCLARTY III                    Mgmt          For                            For

1J     ELECTION OF DIRECTOR: S.R. ROGEL                          Mgmt          For                            For

1K     ELECTION OF DIRECTOR: J.H. VILLARREAL                     Mgmt          For                            For

1L     ELECTION OF DIRECTOR: J.R. YOUNG                          Mgmt          For                            For

02     APPOINTMENT OF DELOITTE & TOUCHE AS THE INDEPENDENT       Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM.

03     SHAREHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS.   Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 WABCO HOLDINGS INC.                                                                         Agenda Number:  933054520
--------------------------------------------------------------------------------------------------------------------------
        Security:  92927K102
    Meeting Type:  Annual
    Meeting Date:  28-May-2009
          Ticker:  WBC
            ISIN:  US92927K1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES F. HARDYMON                                         Mgmt          For                            For
       MICHAEL T. SMITH                                          Mgmt          For                            For
       JOHN F. FIEDLER                                           Mgmt          For                            For

02     RATIFY THE SELECTION OF ERNST & YOUNG BEDRIJFSREVISOREN   Mgmt          For                            For
       BCVBA/REVISEURS D'ENTERPRISES SCCRL AS THE
       COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDING DECEMBER 31, 2009.

03     APPROVE THE 2009 OMNIBUS INCENTIVE PLAN.                  Mgmt          For                            For



PowerShares Global Steel Portfolio
--------------------------------------------------------------------------------------------------------------------------
 AK STEEL HOLDING CORPORATION                                                                Agenda Number:  933051485
--------------------------------------------------------------------------------------------------------------------------
        Security:  001547108
    Meeting Type:  Annual
    Meeting Date:  28-May-2009
          Ticker:  AKS
            ISIN:  US0015471081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       RICHARD A. ABDOO                                          Mgmt          For                            For
       JOHN S. BRINZO                                            Mgmt          For                            For
       DENNIS C. CUNEO                                           Mgmt          For                            For
       WILLIAM K. GERBER                                         Mgmt          For                            For
       DR. BONNIE G. HILL                                        Mgmt          For                            For
       ROBERT H. JENKINS                                         Mgmt          For                            For
       RALPH S. MICHAEL, III                                     Mgmt          For                            For
       SHIRLEY D. PETERSON                                       Mgmt          For                            For
       DR. JAMES A. THOMSON                                      Mgmt          For                            For
       JAMES L. WAINSCOTT                                        Mgmt          For                            For

2      RATIFICATION OF THE AUDIT COMMITTEE'S APPOINTMENT         Mgmt          For                            For
       OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 ALLEGHENY TECHNOLOGIES INCORPORATED                                                         Agenda Number:  933019742
--------------------------------------------------------------------------------------------------------------------------
        Security:  01741R102
    Meeting Type:  Annual
    Meeting Date:  07-May-2009
          Ticker:  ATI
            ISIN:  US01741R1023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      DIRECTOR
       DIANE C. CREEL*                                           Mgmt          For                            For
       JAMES E. ROHR*                                            Mgmt          For                            For
       LOUIS J. THOMAS*                                          Mgmt          For                            For
       BARBARA S. JEREMIAH**                                     Mgmt          For                            For

B      RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS.      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CLIFFS NATURAL RESOURCES INC.                                                               Agenda Number:  933026901
--------------------------------------------------------------------------------------------------------------------------
        Security:  18683K101
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  CLF
            ISIN:  US18683K1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       R.C. CAMBRE                                               Mgmt          For                            For
       J.A. CARRABBA                                             Mgmt          For                            For
       S.M. CUNNINGHAM                                           Mgmt          For                            For
       B.J. ELDRIDGE                                             Mgmt          For                            For
       S.M. GREEN                                                Mgmt          For                            For
       J.D. IRELAND III                                          Mgmt          For                            For
       F.R. MCALLISTER                                           Mgmt          For                            For
       R. PHILLIPS                                               Mgmt          For                            For
       R.K. RIEDERER                                             Mgmt          For                            For
       A. SCHWARTZ                                               Mgmt          For                            For

02     A PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE          Mgmt          For                            For
       & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM TO EXAMINE OUR CONSOLIDATED
       FINANCIAL STATEMENTS FOR THE 2009 FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL METALS COMPANY                                                                   Agenda Number:  932984164
--------------------------------------------------------------------------------------------------------------------------
        Security:  201723103
    Meeting Type:  Annual
    Meeting Date:  22-Jan-2009
          Ticker:  CMC
            ISIN:  US2017231034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HAROLD L. ADAMS                                           Mgmt          For                            For
       ANTHONY A. MASSARO                                        Mgmt          For                            For
       ROBERT D. NEARY                                           Mgmt          For                            For

02     VOTE TO RATIFY THE APPOINTMENT OF DELOITTE &              Mgmt          For                            For
       TOUCHE LLP AS OUR INDEPENDENT AUDITORS FOR
       THE 2009 FISCAL YEAR.

03     VOTE ON STOCKHOLDER PROPOSAL REQUESTING THE               Shr           Against                        For
       ADDITION OF SEXUAL ORIENTATION AND GENDER IDENTITY/EXPRESSION
       TO OUR WRITTEN NON-DISCRIMINATION POLICY.




--------------------------------------------------------------------------------------------------------------------------
 MECHEL OAO                                                                                  Agenda Number:  933112788
--------------------------------------------------------------------------------------------------------------------------
        Security:  583840103
    Meeting Type:  Annual
    Meeting Date:  30-Jun-2009
          Ticker:  MTL
            ISIN:  US5838401033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ANNUAL REPORT OF MECHEL OPEN               Mgmt          No vote
       JOINT STOCK COMPANY FOR 2008.

02     TO APPROVE THE ANNUAL FINANCIAL STATEMENTS INCLUSIVE      Mgmt          No vote
       OF THE INCOME STATEMENT (PROFIT AND LOSS ACCOUNT)
       OF THE COMPANY FOR 2008.

03     TO APPROVE DISTRIBUTION OF THE COMPANY'S PROFIT,          Mgmt          No vote
       INCLUDING PAYMENT (DECLARATION) OF DIVIDEND,
       BASED ON THE FINANCIAL YEAR RESULTS.

5A     TO ELECT THE MEMBER OF THE AUDIT COMMISSION               Mgmt          No vote
       OF MECHEL OPEN JOINT STOCK COMPANY: ZAGREBIN,
       ALEKSEY VYACHESLAVOVICH

5B     TO ELECT THE MEMBER OF THE AUDIT COMMISSION               Mgmt          No vote
       OF MECHEL OPEN JOINT STOCK COMPANY: MIKHAYLOVA,
       NATALYA GRIGORYEVNA

5C     TO ELECT THE MEMBER OF THE AUDIT COMMISSION               Mgmt          No vote
       OF MECHEL OPEN JOINT STOCK COMPANY: RADISHEVSKAYA,
       LYUDMILA EDUARDOVNA

06     TO APPROVE THE CLOSED JOINT STOCK COMPANY, ENERGY         Mgmt          No vote
       CONSULTING/ AUDIT TO BE THE AUDITOR OF THE
       COMPANY.

07     TO APPROVE AMENDMENTS TO THE CHARTER OF THE               Mgmt          No vote
       COMPANY.

08     TO AMEND THE BYLAW ON GENERAL SHAREHOLDERS'               Mgmt          No vote
       MEETING.

09     TO AMEND THE BYLAW ON COLLEGIAL EXECUTIVE BODY            Mgmt          No vote
       (MANAGEMENT BOARD).

10     TO APPROVE RELATED PARTY TRANSACTIONS.                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 MECHEL OAO                                                                                  Agenda Number:  933121078
--------------------------------------------------------------------------------------------------------------------------
        Security:  583840103
    Meeting Type:  Annual
    Meeting Date:  30-Jun-2009
          Ticker:  MTL
            ISIN:  US5838401033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

4A     ELECTION OF DIRECTOR: ZYUZIN, IGOR VLADIMIROVICH          Mgmt          No vote

4B     ELECTION OF DIRECTOR: IVANUSHKIN, ALEKSEY GENNADYEVICH    Mgmt          No vote

4C     ELECTION OF DIRECTOR: YEVTUSHENKO, ALEXANDER              Mgmt          No vote
       EVDOKIMOVICH

4D     ELECTION OF DIRECTOR: POLIN, VLADIMIR ANATOLYEVICH        Mgmt          No vote

4E     ELECTION OF DIRECTOR: KOLPAKOV, SERAFIM VASSILYEVICH      Mgmt          No vote

4F     ELECTION OF DIRECTOR: PROSKURNYA, VALENTIN VASSILYEVICH   Mgmt          No vote

4G     ELECTION OF DIRECTOR: JOHNSON, ARTHUR DAVID               Mgmt          No vote

4H     ELECTION OF DIRECTOR: GALE, ROGER IAN                     Mgmt          No vote

4I     ELECTION OF DIRECTOR: KOZHUKHOVSKIY, IGOR STEPANOVICH     Mgmt          No vote

4J     ELECTION OF DIRECTOR: GUSEV, VLADIMIR VASSILYEVICH        Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 MECHEL OPEN JOINT STOCK COMPANY                                                             Agenda Number:  932962396
--------------------------------------------------------------------------------------------------------------------------
        Security:  583840103
    Meeting Type:  Special
    Meeting Date:  27-Oct-2008
          Ticker:  MTL
            ISIN:  US5838401033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE FOLLOWING INTERRELATED TRANSACTIONS,      Mgmt          Abstain
       SUCH TRANSACTIONS BEING A MAJOR TRANSACTION:
       (I) THE UNDERWRITING AGREEMENT, (II) THE AGGREGATE
       OF ALL TRANSACTIONS FOR PLACEMENT OF THE COMPANY
       PREFERRED SHARES IN A PUBLIC OFFERING, INCLUDING
       THOSE BEING PLACED THROUGH PLACEMENT OF THE
       GDRS AND (III) THE AMENDED DEPOSIT AGREEMENT.

02     APPROVAL OF AN INTERESTED PARTY TRANSACTION.              Mgmt          Abstain




--------------------------------------------------------------------------------------------------------------------------
 NUCOR CORPORATION                                                                           Agenda Number:  933023323
--------------------------------------------------------------------------------------------------------------------------
        Security:  670346105
    Meeting Type:  Annual
    Meeting Date:  14-May-2009
          Ticker:  NUE
            ISIN:  US6703461052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CLAYTON C. DALEY, JR.                                     Mgmt          For                            For
       HARVEY B. GANTT                                           Mgmt          For                            For
       BERNARD L. KASRIEL                                        Mgmt          For                            For
       CHRISTOPHER J. KEARNEY                                    Mgmt          Withheld                       Against

02     RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS          Mgmt          For                            For
       LLP AS NUCOR'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR ENDED DECEMBER
       31, 2009

03     STOCKHOLDER PROPOSAL REGARDING MAJORITY VOTE              Shr           For                            Against

04     STOCKHOLDER PROPOSAL REGARDING DECLASSIFICATION           Shr           For                            Against
       OF BOARD OF DIRECTORS

05     STOCKHOLDER PROPOSAL REGARDING HUMAN RIGHTS               Shr           Against                        For

06     STOCKHOLDER PROPOSAL REGARDING PRINCIPLES FOR             Shr           Against                        For
       HEALTH CARE REFORM




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE STEEL & ALUMINUM CO.                                                               Agenda Number:  933042537
--------------------------------------------------------------------------------------------------------------------------
        Security:  759509102
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  RS
            ISIN:  US7595091023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       THOMAS W. GIMBEL                                          Mgmt          For                            For
       DOUGLAS M. HAYES                                          Mgmt          For                            For
       FRANKLIN R. JOHNSON                                       Mgmt          For                            For
       LESLIE A. WAITE                                           Mgmt          For                            For

02     TO RATIFY KPMG LLP AS THE INDEPENDENT REGISTERED          Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM TO PERFORM THE ANNUAL
       AUDIT OF OUR 2009 FINANCIAL STATEMENTS.

03     IN THE PROXYHOLDERS' DISCRETION ON SUCH OTHER             Mgmt          Against                        Against
       MATTERS AS MAY PROPERLY COME BEFORE THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SCHNITZER STEEL INDUSTRIES, INC.                                                            Agenda Number:  932984253
--------------------------------------------------------------------------------------------------------------------------
        Security:  806882106
    Meeting Type:  Annual
    Meeting Date:  28-Jan-2009
          Ticker:  SCHN
            ISIN:  US8068821060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       ROBERT S. BALL                                            Mgmt          For                            For
       JOHN D. CARTER                                            Mgmt          Withheld                       Against
       KENNETH M. NOVACK                                         Mgmt          Withheld                       Against
       JEAN S. REYNOLDS                                          Mgmt          Withheld                       Against
       TAMARA L. LUNDGREN                                        Mgmt          Withheld                       Against

2      TO APPROVE A PROPOSED AMENDMENT TO THE 1993               Mgmt          Against                        Against
       STOCK INCENTIVE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 STEEL DYNAMICS, INC.                                                                        Agenda Number:  933047664
--------------------------------------------------------------------------------------------------------------------------
        Security:  858119100
    Meeting Type:  Annual
    Meeting Date:  21-May-2009
          Ticker:  STLD
            ISIN:  US8581191009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KEITH E. BUSSE                                            Mgmt          For                            For
       MARK D. MILLETT                                           Mgmt          For                            For
       RICHARD P. TEETS, JR.                                     Mgmt          For                            For
       JOHN C. BATES                                             Mgmt          For                            For
       DR. FRANK D. BYRNE                                        Mgmt          For                            For
       PAUL B. EDGERLEY                                          Mgmt          For                            For
       RICHARD J. FREELAND                                       Mgmt          For                            For
       DR. JURGEN KOLB                                           Mgmt          For                            For
       JAMES C. MARCUCCILLI                                      Mgmt          For                            For
       JOSEPH D. RUFFOLO                                         Mgmt          For                            For

02     TO APPROVE THE AUDIT COMMITTEE'S APPOINTMENT              Mgmt          For                            For
       OF ERNST & YOUNG LLP AS STEEL DYNAMICS, INC.'S
       INDEPENDENT REGISTERED  PUBLIC ACCOUNTING FIRM
       FOR THE YEAR 2009.

03     TO GIVE PROXIES DISCRETION TO VOTE ON ANY OTHER           Mgmt          Against                        Against
       MATTERS THAT MAY PROPERLY COME BEFORE THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 TERNIUM S.A.                                                                                Agenda Number:  933087694
--------------------------------------------------------------------------------------------------------------------------
        Security:  880890108
    Meeting Type:  Annual
    Meeting Date:  03-Jun-2009
          Ticker:  TX
            ISIN:  US8808901081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     CONSIDERATION OF THE BOARD AND INDEPENDENT AUDITOR'S      Mgmt          For                            For
       REPORTS ON THE COMPANY'S CONSOLIDATED FINANCIAL
       STATEMENTS.

02     CONSIDERATION OF THE BOARD OF DIRECTORS' AND              Mgmt          For                            For
       INDEPENDENT AUDITOR'S REPORTS ON THE COMPANY'S
       ANNUAL ACCOUNTS. APPROVAL OF THE COMPANY'S
       ANNUAL ACCOUNTS AS AT DECEMBER 31, 2008.

03     ALLOCATION OF RESULTS.                                    Mgmt          For                            For

04     DISCHARGE TO THE MEMBERS OF THE BOARD OF DIRECTORS        Mgmt          For
       FOR THE EXERCISE OF THEIR MANDATE THROUGHOUT
       THE YEAR ENDED DECEMBER 31, 2008.

05     ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS.        Mgmt          For

06     COMPENSATION OF THE MEMBERS OF THE BOARD OF               Mgmt          For
       DIRECTORS.

07     APPOINTMENT OF THE INDEPENDENT AUDITORS FOR               Mgmt          For                            For
       THE FISCAL YEAR ENDING DECEMBER 31, 2009 AND
       APPROVAL OF THEIR FEES.

08     AUTHORIZATION TO THE BOARD OF DIRECTORS TO DELEGATE       Mgmt          For
       THE DAY-TO-DAY MANAGEMENT OF THE COMPANY'S
       BUSINESS TO ONE OR MORE OF ITS MEMBERS.

09     AUTHORIZATION TO THE BOARD OF DIRECTORS TO APPOINT        Mgmt          For
       ONE OR MORE OF ITS MEMBERS AS THE COMPANY'S
       ATTORNEY-IN-FACT.

10     AUTHORIZATION TO THE BOARD OF DIRECTORS OF THE            Mgmt          For                            For
       COMPANY OR THE BOARD OF DIRECTORS OR OTHER
       GOVERNING BODIES OF THE COMPANY'S SUBSIDIARIES
       TO ACQUIRE SHARES OF THE COMPANY.




--------------------------------------------------------------------------------------------------------------------------
 UNITED STATES STEEL CORPORATION                                                             Agenda Number:  933012495
--------------------------------------------------------------------------------------------------------------------------
        Security:  912909108
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2009
          Ticker:  X
            ISIN:  US9129091081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       FRANK J. LUCCHINO                                         Mgmt          For                            For
       SETH E. SCHOFIELD                                         Mgmt          For                            For
       JOHN P. SURMA                                             Mgmt          For                            For
       DAVID S. SUTHERLAND                                       Mgmt          For                            For

02     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS              Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



PowerShares Global Water Portfolio
--------------------------------------------------------------------------------------------------------------------------
 AMERICAN WATER WORKS COMPANY, INC.                                                          Agenda Number:  933023436
--------------------------------------------------------------------------------------------------------------------------
        Security:  030420103
    Meeting Type:  Annual
    Meeting Date:  08-May-2009
          Ticker:  AWK
            ISIN:  US0304201033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       DONALD L. CORRELL                                         Mgmt          For                            For
       MARTHA CLARK GOSS                                         Mgmt          For                            For
       DR. MANFRED DOSS                                          Mgmt          For                            For
       RICHARD R. GRIGG                                          Mgmt          For                            For
       JULIA L. JOHNSON                                          Mgmt          For                            For
       GEORGE MACKENZIE                                          Mgmt          For                            For
       WILLIAM J. MARRAZZO                                       Mgmt          For                            For
       DR. ROLF POHLIG                                           Mgmt          For                            For
       ANDREAS G. ZETZSCHE                                       Mgmt          For                            For

2      PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDED DECEMBER 31,
       2009.

3      PROPOSAL TO APPROVE AMENDMENTS TO THE AMERICAN            Mgmt          For                            For
       WATER WORKS COMPANY, INC. 2007 OMNIBUS EQUITY
       COMPENSATION PLAN.




--------------------------------------------------------------------------------------------------------------------------
 AQUA AMERICA, INC.                                                                          Agenda Number:  933043197
--------------------------------------------------------------------------------------------------------------------------
        Security:  03836W103
    Meeting Type:  Annual
    Meeting Date:  08-May-2009
          Ticker:  WTR
            ISIN:  US03836W1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       NICHOLAS DEBENEDICTIS                                     Mgmt          For                            For
       RICHARD H. GLANTON                                        Mgmt          For                            For
       LON R. GREENBERG                                          Mgmt          For                            For

02     TO APPROVE THE 2009 OMNIBUS EQUITY COMPENSATION           Mgmt          For                            For
       PLAN.

03     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY FOR THE 2009 FISCAL YEAR.

04     SHAREHOLDER PROPOSAL REGARDING THE PREPARATION            Shr           Against                        For
       AND PUBLICATION OF A SUSTAINABILITY REPORT.




--------------------------------------------------------------------------------------------------------------------------
 DANAHER CORPORATION                                                                         Agenda Number:  933024591
--------------------------------------------------------------------------------------------------------------------------
        Security:  235851102
    Meeting Type:  Annual
    Meeting Date:  05-May-2009
          Ticker:  DHR
            ISIN:  US2358511028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: MORTIMER M. CAPLIN                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: DONALD J. EHRLICH                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: WALTER G. LOHR, JR.                 Mgmt          For                            For

1D     ELECTION OF DIRECTOR: LINDA P. HEFNER                     Mgmt          For                            For

02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP              Mgmt          For                            For
       AS DANAHER'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER
       31, 2009.

03     TO APPROVE CERTAIN AMENDMENTS TO DANAHER'S 2007           Mgmt          For                            For
       STOCK INCENTIVE PLAN.

04     TO ACT UPON A SHAREHOLDER PROPOSAL REQUESTING             Shr           Against                        For
       THAT DANAHER'S COMPENSATION COMMITTEE ADOPT
       SPECIFIED PRINCIPLES RELATING TO THE EMPLOYMENT
       OF ANY NAMED EXECUTIVE OFFICER.

05     TO ACT UPON A SHAREHOLDER PROPOSAL REQUESTING             Shr           Against                        For
       THAT DANAHER'S COMPENSATION COMMITTEE ADOPT
       A POLICY REQUIRING THAT SENIOR EXECUTIVES RETAIN
       A SIGNIFICANT PERCENTAGE OF SHARES ACQUIRED
       THROUGH EQUITY COMPENSATION PROGRAMS UNTIL
       TWO YEARS FOLLOWING TERMINATION OF THEIR EMPLOYMENT.

06     TO ACT UPON A SHAREHOLDER PROPOSAL REQUESTING             Shr           Against                        For
       THAT DANAHER'S BOARD OF DIRECTORS ISSUE A REPORT
       IDENTIFYING POLICY OPTIONS FOR ELIMINATING
       EXPOSURE OF THE ENVIRONMENT AND DENTAL CONSUMERS
       TO MERCURY FROM DENTAL AMALGAMS SOLD BY DANAHER.




--------------------------------------------------------------------------------------------------------------------------
 ITRON, INC.                                                                                 Agenda Number:  933017433
--------------------------------------------------------------------------------------------------------------------------
        Security:  465741106
    Meeting Type:  Annual
    Meeting Date:  05-May-2009
          Ticker:  ITRI
            ISIN:  US4657411066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: MICHAEL B. BRACY                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: KIRBY A. DYESS                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: GRAHAM M. WILSON                    Mgmt          For                            For

2      THE RATIFICATION OF THE APPOINTMENT OF ERNST              Mgmt          For                            For
       & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE 2009 FISCAL
       YEAR;




--------------------------------------------------------------------------------------------------------------------------
 ITT CORPORATION                                                                             Agenda Number:  933028551
--------------------------------------------------------------------------------------------------------------------------
        Security:  450911102
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  ITT
            ISIN:  US4509111021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEVEN R. LORANGER                                        Mgmt          For                            For
       CURTIS J. CRAWFORD                                        Mgmt          For                            For
       CHRISTINA A. GOLD                                         Mgmt          For                            For
       RALPH F. HAKE                                             Mgmt          For                            For
       JOHN J. HAMRE                                             Mgmt          For                            For
       PAUL J. KERN                                              Mgmt          For                            For
       FRANK T. MACINNIS                                         Mgmt          For                            For
       SURYA N. MOHAPATRA                                        Mgmt          For                            For
       LINDA S. SANFORD                                          Mgmt          For                            For
       MARKOS I. TAMBAKERAS                                      Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS ITT'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2009.

03     TO VOTE ON A SHAREHOLDER PROPOSAL, IF PROPERLY            Shr           Against                        For
       PRESENTED AT THE MEETING, REQUESTING THAT THE
       COMPANY PROVIDE A COMPREHENSIVE REPORT AT A
       REASONABLE COST AND OMITTING PROPRIETARY AND
       CLASSIFIED INFORMATION OF THE COMPANY'S FOREIGN
       SALES OF MILITARY AND WEAPONS-RELATED PRODUCTS
       AND SERVICES.




--------------------------------------------------------------------------------------------------------------------------
 NALCO HOLDING COMPANY                                                                       Agenda Number:  933012887
--------------------------------------------------------------------------------------------------------------------------
        Security:  62985Q101
    Meeting Type:  Annual
    Meeting Date:  01-May-2009
          Ticker:  NLC
            ISIN:  US62985Q1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       J. ERIK FYRWALD                                           Mgmt          For                            For
       RICHARD B. MARCHESE                                       Mgmt          For                            For
       PAUL J. NORRIS                                            Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF ERNST & YOUNG              Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2009.




--------------------------------------------------------------------------------------------------------------------------
 PENTAIR, INC.                                                                               Agenda Number:  933016140
--------------------------------------------------------------------------------------------------------------------------
        Security:  709631105
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2009
          Ticker:  PNR
            ISIN:  US7096311052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTOR: CHARLES A. HAGGERTY                 Mgmt          For                            For

02     ELECTION OF DIRECTOR: RANDALL J. HOGAN                    Mgmt          For                            For

03     ELECTION OF DIRECTOR: DAVID A. JONES                      Mgmt          For                            For

04     TO APPROVE OUR EXECUTIVE OFFICER PERFORMANCE              Mgmt          For                            For
       PLAN FOR PURPOSES OF INTERNAL REVENUE CODE
       162(M).

05     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 TETRA TECH, INC.                                                                            Agenda Number:  932990472
--------------------------------------------------------------------------------------------------------------------------
        Security:  88162G103
    Meeting Type:  Annual
    Meeting Date:  26-Feb-2009
          Ticker:  TTEK
            ISIN:  US88162G1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAN L. BATRACK                                            Mgmt          For                            For
       HUGH M. GRANT                                             Mgmt          For                            For
       PATRICK C. HADEN                                          Mgmt          For                            For
       J. CHRISTOPHER LEWIS                                      Mgmt          For                            For
       ALBERT E. SMITH                                           Mgmt          For                            For
       J. KENNETH THOMPSON                                       Mgmt          For                            For
       RICHARD H. TRULY                                          Mgmt          For                            For

02     TO APPROVE OUR RESTATED CERTIFICATE OF INCORPORATION      Mgmt          For                            For
       TO INCREASE THE NUMBER OF AUTHORIZED SHARES
       OF OUR COMMON STOCK FROM 85,000,000 TO 150,000,000.

03     TO APPROVE THE AMENDMENT OF OUR 2005 EQUITY               Mgmt          For                            For
       INCENTIVE PLAN.

04     TO APPROVE OUR EXECUTIVE COMPENSATION PLAN.               Mgmt          For                            For

05     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2009.




--------------------------------------------------------------------------------------------------------------------------
 VALMONT INDUSTRIES, INC.                                                                    Agenda Number:  933017697
--------------------------------------------------------------------------------------------------------------------------
        Security:  920253101
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2009
          Ticker:  VMI
            ISIN:  US9202531011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GLEN A. BARTON                                            Mgmt          For                            For
       DANIEL P. NEARY                                           Mgmt          For                            For
       KENNETH E. STINSON                                        Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE            Mgmt          For                            For
       & TOUCHE LLP AS INDEPENDENT AUDITORS FOR FISCAL
       2009.



PowerShares Global Wind Energy Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ABB LTD                                                                                     Agenda Number:  933058059
--------------------------------------------------------------------------------------------------------------------------
        Security:  000375204
    Meeting Type:  Annual
    Meeting Date:  05-May-2009
          Ticker:  ABB
            ISIN:  US0003752047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2A     APPROVAL OF THE ANNUAL REPORT, THE CONSOLIDATED           Mgmt          For                            For
       FINANCIAL STATEMENTS, AND THE ANNUAL FINANCIAL
       STATEMENTS FOR 2008.

2B     CONSULATIVE VOTE ON THE 2008 REMUNERATION REPORT.         Mgmt          For                            For

03     DISCHARGE OF THE BOARD OF DIRECTORS AND THE               Mgmt          For                            For
       PERSONS ENTRUSTED WITH MANAGEMENT.

04     APPROPRIATION OF AVAILABLE EARNINGS AND RELEASE           Mgmt          For                            For
       OF LEGAL RESERVES.

05     RENEWAL OF AUTHORIZED SHARE CAPITAL.                      Mgmt          For                            For

06     CAPITAL REDUCTION THROUGH NOMINAL VALUE REPAYMENT.        Mgmt          For                            For

07     AMENDMENT TO THE ARTICLES OF INCORPORATION RELATED        Mgmt          For                            For
       TO THE CAPITAL REDUCTION.

8A     ELECTIONS TO THE BOARD OF DIRECTOR: HUBERTUS              Mgmt          For                            For
       VON GRUNBERG, GERMAN, RE-ELECT AS DIRECTOR.

8B     ELECTIONS TO THE BOARD OF DIRECTOR: ROGER AGNELLI,        Mgmt          For                            For
       BRAZILIAN, RE-ELECT AS DIRECTOR.

8C     ELECTIONS TO THE BOARD OF DIRECTOR: LOUIS R.              Mgmt          For                            For
       HUGHES, AMERICAN, RE-ELECT AS DIRECTOR.

8D     ELECTIONS TO THE BOARD OF DIRECTOR: HANS ULRICH           Mgmt          For                            For
       MARKI, SWISS, RE-ELECT AS DIRECTOR.

8E     ELECTIONS TO THE BOARD OF DIRECTOR: MICHEL DE             Mgmt          For                            For
       ROSEN, FRENCH, RE-ELECT AS DIRECTOR.

8F     ELECTIONS TO THE BOARD OF DIRECTOR: MICHAEL               Mgmt          For                            For
       TRESCHOW, SWEDISH, RE-ELECT AS DIRECTOR.

8G     ELECTIONS TO THE BOARD OF DIRECTOR: BERND W.              Mgmt          For                            For
       VOSS, GERMAN, RE-ELECT AS DIRECTOR.

8H     ELECTIONS TO THE BOARD OF DIRECTOR: JACOB WALLENBERG,     Mgmt          For                            For
       SWEDISH, RE-ELECT AS DIRECTOR.

09     ELECTION OF THE AUDITORS.                                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FPL GROUP, INC.                                                                             Agenda Number:  933040569
--------------------------------------------------------------------------------------------------------------------------
        Security:  302571104
    Meeting Type:  Annual
    Meeting Date:  22-May-2009
          Ticker:  FPL
            ISIN:  US3025711041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       SHERRY S. BARRAT                                          Mgmt          For                            For
       ROBERT M. BEALL, II                                       Mgmt          For                            For
       J. HYATT BROWN                                            Mgmt          For                            For
       JAMES L. CAMAREN                                          Mgmt          For                            For
       J. BRIAN FERGUSON                                         Mgmt          For                            For
       LEWIS HAY, III                                            Mgmt          For                            For
       TONI JENNINGS                                             Mgmt          For                            For
       OLIVER D. KINGSLEY, JR.                                   Mgmt          For                            For
       RUDY E. SCHUPP                                            Mgmt          For                            For
       MICHAEL H. THAMAN                                         Mgmt          For                            For
       HANSEL E. TOOKES, II                                      Mgmt          For                            For
       PAUL R. TREGURTHA                                         Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE          Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2009.

03     APPROVAL OF THE MATERIAL TERMS UNDER THE FPL              Mgmt          For                            For
       GROUP, INC. AMENDED AND RESTATED LONG TERM
       INCENTIVE PLAN FOR PAYMENT OF PERFORMANCE-BASED
       COMPENSATION AS REQUIRED BY INTERNAL REVENUE
       CODE SECTION 162(M).




--------------------------------------------------------------------------------------------------------------------------
 GENERAL ELECTRIC COMPANY                                                                    Agenda Number:  933003713
--------------------------------------------------------------------------------------------------------------------------
        Security:  369604103
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2009
          Ticker:  GE
            ISIN:  US3696041033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1     ELECTION OF DIRECTOR: JAMES I. CASH, JR.                  Mgmt          For                            For

A2     ELECTION OF DIRECTOR: WILLIAM M. CASTELL                  Mgmt          For                            For

A3     ELECTION OF DIRECTOR: ANN M. FUDGE                        Mgmt          For                            For

A4     ELECTION OF DIRECTOR: SUSAN HOCKFIELD                     Mgmt          For                            For

A5     ELECTION OF DIRECTOR: JEFFREY R. IMMELT                   Mgmt          For                            For

A6     ELECTION OF DIRECTOR: ANDREA JUNG                         Mgmt          For                            For

A7     ELECTION OF DIRECTOR: ALAN G. (A.G.) LAFLEY               Mgmt          Against                        Against

A8     ELECTION OF DIRECTOR: ROBERT W. LANE                      Mgmt          For                            For

A9     ELECTION OF DIRECTOR: RALPH S. LARSEN                     Mgmt          For                            For

A10    ELECTION OF DIRECTOR: ROCHELLE B. LAZARUS                 Mgmt          For                            For

A11    ELECTION OF DIRECTOR: JAMES J. MULVA                      Mgmt          For                            For

A12    ELECTION OF DIRECTOR: SAM NUNN                            Mgmt          For                            For

A13    ELECTION OF DIRECTOR: ROGER S. PENSKE                     Mgmt          For                            For

A14    ELECTION OF DIRECTOR: ROBERT J. SWIERINGA                 Mgmt          For                            For

A15    ELECTION OF DIRECTOR: DOUGLAS A. WARNER III               Mgmt          For                            For

B      RATIFICATION OF KPMG                                      Mgmt          For                            For

C1     CUMULATIVE VOTING                                         Shr           For                            Against

C2     EXECUTIVE COMPENSATION ADVISORY VOTE                      Shr           For                            Against

C3     INDEPENDENT STUDY REGARDING BREAKING UP GE                Shr           Against                        For

C4     DIVIDEND POLICY                                           Shr           Against                        For

C5     SHAREHOLDER VOTE ON GOLDEN PARACHUTES                     Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 THE AES CORPORATION                                                                         Agenda Number:  933024452
--------------------------------------------------------------------------------------------------------------------------
        Security:  00130H105
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2009
          Ticker:  AES
            ISIN:  US00130H1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       SAMUEL W. BODMAN, III                                     Mgmt          For                            For
       PAUL HANRAHAN                                             Mgmt          For                            For
       KRISTINA M. JOHNSON                                       Mgmt          For                            For
       TARUN KHANNA                                              Mgmt          For                            For
       JOHN A. KOSKINEN                                          Mgmt          For                            For
       PHILIP LADER                                              Mgmt          For                            For
       SANDRA O. MOOSE                                           Mgmt          For                            For
       JOHN B. MORSE, JR.                                        Mgmt          For                            For
       PHILIP A. ODEEN                                           Mgmt          For                            For
       CHARLES O. ROSSOTTI                                       Mgmt          For                            For
       SVEN SANDSTROM                                            Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 XCEL ENERGY INC                                                                             Agenda Number:  933040026
--------------------------------------------------------------------------------------------------------------------------
        Security:  98389B100
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  XEL
            ISIN:  US98389B1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: C. CONEY BURGESS                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: FREDRIC W. CORRIGAN                 Mgmt          For                            For

1C     ELECTION OF DIRECTOR: RICHARD K. DAVIS                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: RICHARD C. KELLY                    Mgmt          For                            For

1E     ELECTION OF DIRECTOR: ALBERT F. MORENO                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: DR. MARGARET R. PRESKA              Mgmt          For                            For

1G     ELECTION OF DIRECTOR: A. PATRICIA SAMPSON                 Mgmt          For                            For

1H     ELECTION OF DIRECTOR: RICHARD H. TRULY                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: DAVID A. WESTERLUND                 Mgmt          For                            For

1J     ELECTION OF DIRECTOR: TIMOTHY V. WOLF                     Mgmt          For                            For

02     COMPANY PROPOSAL TO RATIFY THE APPOINTMENT OF             Mgmt          For                            For
       DELOITTE & TOUCHE LLP AS XCEL ENERGY INC.'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 ZOLTEK COMPANIES, INC.                                                                      Agenda Number:  932993430
--------------------------------------------------------------------------------------------------------------------------
        Security:  98975W104
    Meeting Type:  Annual
    Meeting Date:  25-Feb-2009
          Ticker:  ZOLT
            ISIN:  US98975W1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LINN H. BEALKE                                            Mgmt          For                            For
       GEORGE E. HUSMAN                                          Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST               Mgmt          For                            For
       & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       SEPTEMBER 30, 2009.



PowerShares High Yield Corporate Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares Insured California Municipal Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares Insured National Municipal Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares Insured New York Municipal Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares International Listed Private Equity Portfolio
--------------------------------------------------------------------------------------------------------------------------
 3I GROUP PLC, LONDON                                                                        Agenda Number:  701618881
--------------------------------------------------------------------------------------------------------------------------
        Security:  G88473148
    Meeting Type:  AGM
    Meeting Date:  09-Jul-2008
          Ticker:
            ISIN:  GB00B1YW4409
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Company's Accounts for            Mgmt          No vote
       the year to 31 MAR 2008, the Directors' report
       and the Auditors' report on those Accounts
       and on the auditable part of the Directors'
       remuneration report

2.     Approve the Directors remuneration report for             Mgmt          No vote
       the year to 31 MAR 2008

3.     Declare a final dividend of 10.9p per ordinary            Mgmt          No vote
       share, payable to those shareholders whose
       names appear on the register of Members at
       close of business on 20 JUN 2008

4.     Re-appoint Mr. W. Mesdag as a Director of the             Mgmt          No vote
       Company

5.     Re-appoint Mr. S.P. Ball as a Director of the             Mgmt          No vote
       Company

6.     Re-appoint Sir Robert Smith as a Director of              Mgmt          No vote
       the Company

7.     Re-appoint Mr. O.H.J. Stocken as a Director               Mgmt          No vote
       of the Company

8.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          No vote
       of the Company to hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the Members

9.     Authorize the Board to fix the Auditors' remuneration     Mgmt          No vote

10.    Authorize the Company and any Company which               Mgmt          No vote
       is or becomes a subsidiary of the Company at
       any time during the period for which this resolution
       has effect: a) make political donations to
       political parties or independent election candidates
       not exceed GBP 20,000 in total; b) make political
       donations to political organizations other
       than political parties not exceeding GBP 20,000
       in total; and c) incur political expenditure
       not exceeding GBP 20,000 in total; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company to be held in 2009 or 08
       OCT 2009]; provided that the aggregate amount
       of political donations and political expenditure
       made or incurred by the Company and its subsidiaries
       pursuant to this resolution shall not exceed
       GBP 20,000

11.    Authorize the Directors, in substitution for              Mgmt          No vote
       all pre-existing authorities to the extent
       unused, to allot relevant securities [Section
       80 of the Companies Act 1985] up to an aggregate
       nominal amount of GBP 94,235,000; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company to be held in 2009 or 08
       OCT 2009]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.12   Authorize the Directors, subject to passing               Mgmt          No vote
       of Resolution 11 and in substitution of all
       pre-existing authorities to the extent unused,
       pursuant to Section 95 of the Companies Act
       1985 to allot equity securities [Section 94
       of the said Act] pursuant to the authority
       conferred by Resolution 11 above, and/or to
       allot equity securities where such allotment
       constitutes an allotment of equity securities
       by virtue of section 94(3A) of the said Act,
       for cash disapplying the statutory pre-emption
       rights [Section 89(1)], provided that this
       power is limited to the allotment of equity
       securities: a) in connection with an offer
       of such securities by way of rights, or other
       pre-emptive offer, to holders of ordinary shares;
       b) up to an aggregate nominal value of GBP
       14,135,000; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2009 or 08 OCT 2009]; and the
       Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.13   Authorize the Company, in accordance with Article         Mgmt          No vote
       7 of the Company's Articles of Association
       in effect prior to the adoption of the new
       form of the Company's Articles of Association
       pursuant to Resolution 15, and, subject to
       the passing of Resolution 15, Article 6 of
       the Company's Articles of Association, to make
       market purchases [as specified in Section 163(3)
       of the Companies Act 1985] of its ordinary
       shares of up to 38,274,000 ordinary shares;
       the Company does not pay for each such ordinary
       share less than the nominal amount of such
       ordinary share at the time of purchase and
       the Company does not pay for each such ordinary
       share more than 105% of the average of the
       closing mid-market prices of the ordinary shares
       for the 5 business days, immediately preceding
       the date on which the Company agrees to buy
       shares concerned based on the share prices
       published in the Daily Official List of the
       London stock Exchange; [Authority expires the
       earlier of the conclusion of the AGM of the
       Company to be held in 2009 or 08 OCT 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.14   Authorize the Company, in accordance with Article         Mgmt          No vote
       7 of the Company's Articles of Association
       in effect prior to the adoption of the new
       form of the Company's Article of Association
       pursuant to Resolution 15 and subject to the
       passing of the Resolution 15, Article 6 of
       the Company's Articles Association, to make
       market purchases [Section 163(3) of the Companies
       Act 1985] of its B Shares in issue at the date
       of this notice provided that: Company does
       not purchase under the authority more than
       16,566,194 B shares; the Company does not pay
       for each such B share less than 1 penny and
       the B share more than 127p; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company to be held in 2009 or 08 OCT 2009];
       the Company, before the expiry, may make a
       contract to purchase Bshares which will or
       may be executed wholly or partly after such
       expiry

S.15   Adopt the new form of Articles of Association             Mgmt          No vote
       as specified as the Articles of Association
       of the Company in substitution of, and to the
       exclusion of, the existing Articles of Association
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 ACKERMANS & VAN HAAREN NV, WILRIJK                                                          Agenda Number:  701802971
--------------------------------------------------------------------------------------------------------------------------
        Security:  B01165156
    Meeting Type:  EGM
    Meeting Date:  09-Mar-2009
          Ticker:
            ISIN:  BE0003764785
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Special Board report                          Mgmt          No Action

2.     Approve the renewal of the authorization to               Mgmt          No Action
       increase capital in the framework of the authorized
       capital

3.     Approve the renewal of the authorization to               Mgmt          No Action
       repurchase its own shares; and grant authority
       to the alienation

4.     Authorize the Board of Directors for a consolidated       Mgmt          No Action
       text on to the Statute

       PLEASE NOTE THAT THE MEETING HELD ON 19 FEB               Non-Voting    No Action
       2009 HAS BEEN POSTPONED DUE TO INSUFFICIENT
       QUORUM AND THAT THE SECOND CONVOCATION WILL
       BE HELD ON 09 MAR 2009. IF YOU HAVE ALREADY
       SENT YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ADCAPITAL AG, LEINFELDEN-ECHTERDINGEN                                                       Agenda Number:  701604185
--------------------------------------------------------------------------------------------------------------------------
        Security:  D0061X109
    Meeting Type:  AGM
    Meeting Date:  04-Jul-2008
          Ticker:
            ISIN:  DE0005214506
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 13 JUN 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and the Group annual report

2.     Resolution on the appropriation of the distribution       Mgmt          No vote
       profit of EUR 7,252,499 as follows: payment
       of a dividend of EUR 0.50 per no-par share
       EUR 131,410 shall be carried forward ex-dividend
       and payable date: 07 JUL 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          No vote
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          No vote
       Board

5.     Election Dr. Thomas Treib to the Supervisory              Mgmt          No vote
       Board

6.     Appointment of the Auditors for the 2008 FY:              Mgmt          No vote
       BDO Deutsche Warentreuhand AG, Hamburg

7.     Renewal of the authorization to acquire own               Mgmt          No vote
       shares, the Company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at prices not deviating more than
       10% from the market price of the shares, on
       or before 31 DEC 2009, the Board of Managing
       Directors shall be authorized to dispose of
       the shares in a manner other than the stock
       exchange or an offer to all shareholders if
       the shares are sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes, to sell the shares
       on the stock exchange, and to retire the shares




--------------------------------------------------------------------------------------------------------------------------
 ALTAMIR AMBOISE, PARIS                                                                      Agenda Number:  701861331
--------------------------------------------------------------------------------------------------------------------------
        Security:  F0261S106
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  FR0000053837
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

O.1    Receive the reports of the management, the Supervisory    Mgmt          Abstain                        Against
       Board and the Auditors, the Company's financial
       statements for the YE 31 DEC 2008, as presented;
       accordingly, grant permanent discharge to the
       management and to the Supervisory Board Members
       for the performance of their duties during
       the said FY

O.2    Approve the recommendations of the management             Mgmt          For                            For
       and the Supervisory Board and resolves that
       the income for the FY be appropriated as follows:
       loss for the FY of EUR 117,010,695.00 allocated
       to the retained earnings account in accordance
       with the regulations in force, the shareholders'
       meeting recalls that no dividend was paid for
       FY 2004; as required by law, it is reminded
       that, for the last 3 financial years, the dividends
       paid, were as follows: EUR 3.50 for FY 2005
       EUR 10.00 for FY 2006 EUR 0.20 for FY 2007
       statutory dividend: for FY 2005: None for FY
       2006: EUR 359,834.00 to the controlling partner
       and EUR 3,238,506.00 to the B shares' holders
       for FY 2007: EUR 548,711.00 to the controlling
       partner and EUR 4,938,397.00 to the B shares'
       holders

O.3    Approve the reports of the management, the Supervisory    Mgmt          Abstain                        Against
       Board and the Auditors, the consolidated financial
       statements for the said FY, in the form presented
       to the meeting, showing a net consolidated
       loss of EUR 126,612,788.00

O.4    Approve the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements Governed by Article L. 226-10 of
       the French Commercial Code, said report and
       the agreements referred to therein

O.5    Approve to resolves to award total annual fees            Mgmt          For                            For
       of EUR 90,000.00 to the Supervisory Board Members

O.6    Approve to renew the Appointment of Mr. Charles           Mgmt          For                            For
       Hochman as a Supervisory Board Member for a
       2-year period

O.7    Approve to renew the Appointment of Mr. Jean              Mgmt          For                            For
       Besson as a Supervisory Board Member for a
       2-year period

O.8    Approve to renew the Appointment of Mr. Jean-Hugues       Mgmt          For                            For
       as a Supervisory Board Member for a 2-year
       period

O.9    Approve to renew the Appointment of Mr. Joel              Mgmt          For                            For
       Seche as a Supervisory Board Member for a 2-year
       period

O.10   Approve to renew the term of office of Mr. Jacques        Mgmt          For                            For
       Veyrat as a Supervisory Board Member

O.11   Acknowledge that Mr. Alain Afflelou as a Supervisory      Mgmt          For                            For
       Board Member

O.12   Acknowledge that Mr. Fernand-Luc Buffelard as             Mgmt          For                            For
       a Member of the Supervisory Board, have deceased,
       and decides not to replace him

O.13   Authorize the management to trade, by all means           Mgmt          Against                        Against
       and anytime, in the Company's shares on the
       stock market, subject to the conditions described
       below: maximum purchase price: EUR 20.00, maximum
       number of shares to be acquired: 5% of the
       share capital, i.e. 1,825,615 shares, maximum
       funds invested in the share buyback s: EUR
       36,512,300.00; [Authority expires for an 18-month
       period]; delegates all powers to the management
       to take all necessary measures and accomplish
       all necessary formalities, this authorization
       supersedes the one granted by the shareholders'
       meeting of 03 APR 2008

O.14   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

E.15   Grant all powers to the management to reduce              Mgmt          For                            For
       the share capital, on one or more occasions
       and at its sole discretion, by cancelling all
       or part of the shares held by the Company in
       connection with the Stock Repurchase Plan according
       to the adoption of Resolution 13, up to a maximum
       of 5% of the share capital, [Authority expires
       for an 18-month period.

E.16   Amend the Article 17 of the Bylaws 'remuneration          Mgmt          For                            For
       of the management'

E.17   Amend the Article 25 of the Bylaws 'allocation            Mgmt          For                            For
       and distribution of the profits'

E.18   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 ARQUES INDUSTRIES AG, STARNBERG                                                             Agenda Number:  701596770
--------------------------------------------------------------------------------------------------------------------------
        Security:  D0405P127
    Meeting Type:  AGM
    Meeting Date:  03-Jul-2008
          Ticker:
            ISIN:  DE0005156004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 12 JUN 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Delivery of the adopted annual accounts of ARQUES         Non-Voting    No vote
       Industries AG, the approved consolidated accounts,
       the summarised management report relating to
       the statements pursuant to sections 289 para.
       4, 315 para. 4 of the German Commercial Code,
       as well as the report of the supervisory board
       for the financial year 2007

2.     Use of the net earnings for the year: The management      Mgmt          No vote
       board and the supervisory board propose to
       carry forward the net earnings for the financial
       year 2007 to new account in their full amount
       of EUR 50,171,760.57

3.     Approval of the actions of the management board           Mgmt          No vote
       for the financial year 2007

4.     Approval of the actions of the supervisory board          Mgmt          No vote
       for the financial year 2007

5.     Election of  PricewaterhouseCoopers AG Wirtschaftspr      Mgmt          No vote
       fungsgesellschaft, Munich, as auditors for
       the financial year 2008

6.     Resolution on the creation of a Conditional               Mgmt          No vote
       Capital 2008/I and authorisiation for the issue
       of options under the terms of the ARQUES Industries
       AG Stock Option Plan 2008 and the relevant
       modification and/or amendment of the Articles
       of Association, specifically Article Paragraph
       4 (Capital, Shares) of the Articles of Association

7.     Modification of Article 7 of the Articles of              Mgmt          No vote
       Association

8.     Authorisation for the acquisition and realisation         Mgmt          No vote
       of own shares pursuant to section 71 para.
       1 no. 8 of the AktG and for the exclusion of
       subscription right.

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 BABCOCK & BROWN INFRASTRUCTURE GROUP                                                        Agenda Number:  701711839
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1243V108
    Meeting Type:  MIX
    Meeting Date:  05-Nov-2008
          Ticker:
            ISIN:  AU000000BBI2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT RESOLUTION 1 IS FOR BABCOCK              Non-Voting    No vote
       & BROWN INFRASTRUCTURE LIMITED AND BABCOCK
       & BROWN INFRASTRUCTURE TRUST. THANK YOU.

1.     Receive the combined consolidated financial               Non-Voting    No vote
       report of the Company, the separate financial
       report of the Trust and the reports of the
       Directors and the Auditor for the YE 30 JUN
       2008

       PLEASE NOTE THAT RESOLUTION 2,3,4 AND 5 IS FOR            Non-Voting    No vote
       BABCOCK & BROWN INFRASTRUCTURE LIMITED. THANK
       YOU.

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008 as specified

3.     Re-elect Mr. David Hamill as a Director of the            Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Rule 7.1(e) of the Company's Constitution

4.     Re-elect Mr. Barry Upson as a Director of the             Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Rule 7.1(e) of the Company's Constitution

S.5    Approve to alter the Constitution of the Company          Mgmt          For                            For
       by including the new rule 5.5 as specified

       PLEASE NOTE THAT RESOLUTION 6 IS FOR BABCOCK              Non-Voting    No vote
       & BROWN INFRASTRUCTURE TRUST. THANK YOU.

S.6    Approve to alter the Constitution of the Trust            Mgmt          For                            For
       by including the new Clause 6.4 as specified




--------------------------------------------------------------------------------------------------------------------------
 BRAIT SA, LUXEMBOURG                                                                        Agenda Number:  701659433
--------------------------------------------------------------------------------------------------------------------------
        Security:  L1201E101
    Meeting Type:  AGM
    Meeting Date:  30-Jul-2008
          Ticker:
            ISIN:  LU0011857645
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Ratify the payment of an interim dividend on              Mgmt          No vote
       03 DEC 2007

2.     Receive and adopt the reports of the Directors,           Mgmt          No vote
       Statutory Auditor and the Independent Auditors
       for the YE 31 MAR 2008

3.     Receive and adopt the statutory financial statements      Mgmt          No vote
       of the Company and the consolidated financial
       statements of the Group for the YE 31 MAR 2008

4.     Grant discharge to the Directors, Officers and            Mgmt          No vote
       the Statutory Auditor in respect of the execution
       of their mandates to 31 MAR 2008

5.1    Re-elect Mr. A.C. Ball as a Director for a further        Mgmt          No vote
       term of office in accordance with the provisions
       of the Articles of Incorporation

5.2    Re-elect Mr. P.A.B. Beecroft as a Director for            Mgmt          No vote
       a further term of office in accordance with
       the provisions of the Articles of Incorporation

5.3    Re-elect Mr. J.E. Bodoni as a Director for a              Mgmt          No vote
       further term of office in accordance with the
       provisions of the Articles of Incorporation

5.4    Re-elect Mr. A.C. Campbell as a Director for              Mgmt          No vote
       a further term of office in accordance with
       the provisions of the Articles of Incorporation

5.5    Re-elect Mr. B.I. Childs as a Director for a              Mgmt          No vote
       further term of office in accordance with the
       provisions of the Articles of Incorporation

5.6    Re-elect Mr. J.A. Gnodde as a Director for a              Mgmt          No vote
       further term of office in accordance with the
       provisions of the Articles of Incorporation

5.7    Re-elect Mr. M.E. King as a Director for a further        Mgmt          No vote
       term of office in accordance with the provisions
       of the Articles of Incorporation

5.8    Re-elect Mr. R.J. Koch as a Director for a further        Mgmt          No vote
       term of office in accordance with the provisions
       of the Articles of Incorporation

5.9    Re-elect Mr. M.S. Masithela as a Director for             Mgmt          No vote
       a further term of office in accordance with
       the provisions of the Articles of Incorporation

5.10   Re-elect Mr. A.M. Rosenzweig as a Director for            Mgmt          No vote
       a further term of office in accordance with
       the provisions of the Articles of Incorporation

5.11   Re-elect Mr. H.R.W. Troskie as a Director for             Mgmt          No vote
       a further term of office in accordance with
       the provisions of the Articles of Incorporation

5.12   Re-elect Mr. S.J.P. Weber as a Director for               Mgmt          No vote
       a further term of office in accordance with
       the provisions of the Articles of Incorporation

5.13   Re-elect Mr. P.L. Wilmot as a Director for a              Mgmt          No vote
       further term of office in accordance with the
       provisions of the Articles of Incorporation

6.     Approve to receive and act on the statutory               Mgmt          No vote
       nomination of the Statutory Auditor and the
       Independent Auditor for a term of 01 year ending
       at the AGM in 2009

7.     Approve to allocate the Company's profits; in             Mgmt          No vote
       terms of the Luxembourg Law, the Company is
       required to transfer to a legal reserve a minimum
       of 5% of the unconsolidated net earnings for
       each FY until the reserve equals 10% of its
       issued share capital; the legal reserve is
       not available for distribution, except upon
       dissolution of the Company

8.     Approve the declaration and payment of a final            Mgmt          No vote
       dividend for the YE 31 MAR 2008 of 11.80 US
       Cents per share and 91.27 Cents per share for
       the shareowners registered on the South African
       register [to be paid on 11 AUG 2008 to those
       shareowners appearing on the share register
       as at 08 AUG 2008]

9.     Approve to renew the authority granted to the             Mgmt          No vote
       Company to purchase its own shares subject
       to the following limitations: a) unless the
       tender offer is made to all shareowners on
       the same terms and except in case of an emergency
       where the purchase is carried out to avoid
       a material loss which the Company would otherwise
       incur, each purchase shall be made through
       a Stock Exchange on which the shares in the
       Company are regularly traded and the purchase
       price shall not exceed 5% above the average
       market value for the shares on all Stock Exchanges
       on which the ordinary shares are listed and
       have traded for the 10 business days before
       the purchase; b) if the purchases are tender,
       tenders must be available to all shareowners
       alike; and c) the maximum number of shares
       that may be repurchased pursuant to this authority
       shall not exceed 10% of the issued share capital
       of the Company from time to time; and this
       authority shall not extend beyond 18 months
       from the date of this AGM, but shall be renewable
       for further periods by resolution of the AGM
       of shareowners from time to time

S.10   Approve to renew, in terms of the Law of 10               Mgmt          No vote
       AUG 1915 on Commercial Companies, as amended,
       and the Listing requirements of the Luxembourg
       Stock Exchange, London Stock Exchange and JSE
       Limited, the authority granted to the Board,
       subject to the terms of the Articles of Incorporation,
       to issue further ordinary shares to be delivered
       to participants under the Group's Share Incentive
       Scheme, without reserving for the existing
       shareowners a preferential subscription right
       to subscribe to the share issued, subject to
       the following limitations: a) that this authority
       shall not extend beyond 15 months from the
       date of this AGM, but shall be renewable for
       further periods by resolution of the AGM of
       the shareowners from time to time; and b) that
       the price at which such an issue of ordinary
       shares will be made in terms of this authority,
       be based on the weighted average market price
       of the ordinary shares as determined over the
       7 days prior to the date of issue on all stock
       exchanges on which the ordinary shares are
       listed and have traded during that period




--------------------------------------------------------------------------------------------------------------------------
 CAPMAN OYJ, HELSINKI                                                                        Agenda Number:  701848775
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0927F100
    Meeting Type:  OGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  FI0009009377
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to scrutinize the minutes             Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Presentation of the annual accounts, the report           Non-Voting    No vote
       of the board of directors and the auditor's
       report for the year 2008

7.     Adopt the accounts                                        Mgmt          For                            For

8.     Approve the actions on profit or loss; and not            Mgmt          For                            For
       to pay Dividend

9.     Grant discharge from liability                            Mgmt          For                            For

10.    Approve the remuneration of Board Members                 Mgmt          Abstain                        Against

11.    Approve the number of Board Members                       Mgmt          For                            For

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       Re-elect Messrs. A. Tolppanen, S. Baldaufin,
       T. Hintikka, L. Jacobsson, C. Karlsson and
       T. Salminen

13.    Approve the remuneration of Auditor[s]                    Mgmt          For                            For

14.    Re-elect PricewaterhouseCoopers Oy as a Auditor           Mgmt          For                            For

15.    Authorise the Board to decide on acquiring Company's      Mgmt          For                            For
       own shares and to accept Company's shares as
       pledge

16.    Authorise the Board to decide on share issue,             Mgmt          Against                        Against
       stock options and other entitlements to Company's
       shares

17.    Closing of the meeting                                    Non-Voting    No vote

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DAIWA SMBC CAPITAL CO.,LTD.                                                                 Agenda Number:  701846810
--------------------------------------------------------------------------------------------------------------------------
        Security:  J50044106
    Meeting Type:  EGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3164620001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Reduction of Legal Reserve                        Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 DAIWA SMBC CAPITAL CO.,LTD.                                                                 Agenda Number:  702000403
--------------------------------------------------------------------------------------------------------------------------
        Security:  J50044106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3164620001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Adopt Restriction
       to the   Rights for Odd-Lot Shares

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 DEA CAPITAL SPA, MILANO                                                                     Agenda Number:  701707359
--------------------------------------------------------------------------------------------------------------------------
        Security:  T2616G105
    Meeting Type:  MIX
    Meeting Date:  14-Oct-2008
          Ticker:
            ISIN:  IT0001431805
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       15 OCT 2008 AT 11:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Approve the Investment Plan through warrant               Mgmt          No Action
       offer, any adjournment thereof

E.1    Approve to issue N. 1.5000.000 warrant DEA capital        Mgmt          No Action
       2008/2012, any adjournment thereof

E.2    Approve the capital increase, any adjournment             Mgmt          No Action
       thereof




--------------------------------------------------------------------------------------------------------------------------
 DEA CAPITAL SPA, MILANO                                                                     Agenda Number:  701806068
--------------------------------------------------------------------------------------------------------------------------
        Security:  T2616G105
    Meeting Type:  MIX
    Meeting Date:  03-Mar-2009
          Ticker:
            ISIN:  IT0001431805
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       11 MAR 2009 AT 12:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Approve an investment plan through the offer              Mgmt          No Action
       against payment of Warrant Dea Capital 2009-2012
       to Company's employees, controlled company's
       employees and employees of the controlling
       company, De Agostini S.P.A. consequent and
       related resolutions

O.2    Approve to increase the number of Board of Directors      Mgmt          No Action
       Members from 9 to 10, integration of the Board
       of Directors through appointment of a further
       Director and to determine related remunerations

E.1    Approve the issue of N. 1,500,000 Warrant Dea             Mgmt          No Action
       Capital 2009-2012,to be offered in subscription
       to some Company's employees, controlled company's
       employees and employees of the controlling
       company, De Agostini S.P.A., conferring to
       holders the right to subscribe Dea capital
       ordinary shares of nominal value of EUR 1,00
       each, with ratio 1 share for every warrant
       exercised at a price of EUR 1,92, exercisable
       pursuant to the terms and conditions of the
       related rule; consequent and related resolutions;
       consequent capital increase arranged from Articles
       24, 41, comma 8 of the Civil Code and 134,
       comma 2 of Legislative Decree N.58 of 24.2.1998,
       for a nominal maximum of EUR 1,500,000.00

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF ADDITIONAL INFORMATION IN THE AGENDA. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 DEA CAPITAL SPA, MILANO                                                                     Agenda Number:  701864921
--------------------------------------------------------------------------------------------------------------------------
        Security:  T2616G105
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  IT0001431805
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2009 AT 17.00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2008,           Mgmt          No Action
       any adjournment thereof

2.     Approve the new plan to buy and sell own shares,          Mgmt          No Action
       any adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BETEILIGUNGS AG UNTERNEHMENSBETEILIGUNGSGESELLSCHAFT, FRANKFURT AM MAIN            Agenda Number:  701809747
--------------------------------------------------------------------------------------------------------------------------
        Security:  D18150116
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  DE0005508105
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 05 MAR 2009, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007/2008 FY with the
       report of the Supervisory Board, the group
       financial statements and group annual report,
       and the report pursuant to Sections 289(4)
       and 315(4) of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 10,822,523.11 as follows: Payment
       of a dividend of EUR 0.40 per no-par share
       EUR 5,351,979.51 shall be carried forward Ex-dividend
       and payable date: 27 MAR 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008/2009 FY:             Mgmt          For                            For
       KPMG AG, Frankfurt

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 10%
       from the market price of the shares if they
       are acquired through the Stock Exchange, nor
       more than 15% if they are acquired by way of
       a repurchase offer, on or before 25 SEP 2010,
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the Stock Exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions, and to retire the shares

7.     Amendments to the Articles of Association in              Mgmt          For                            For
       accordance with the implementation of the Shareholders
       Rights Act [ARUG], Amendment to Section 13(2)
       of the Articles of Association in respect of
       the convocation of the shareholders meeting
       be published in the electronic Federal Gazette
       at least 36 days prior to the meeting; Amendment
       to Section 14 of the Articles of Association
       in respect of shareholders being entitled to
       participate and vote at the shareholders meeting
       if they register with the Company by the 6th
       day prior to the meeting and provide evidence
       of their shareholding as per the statutory
       record date; Amendment to Section 15(3) of
       the Articles of Association, in respect of
       proxy voting instructions being issued in the
       manner as defined by law if they are not issued
       to a financial institution, shareholders association,
       or any other representative as defined in Section
       135 of the Stock Corporation Act; Amendment
       to Section 16 of the Articles of Association
       in respect of the Board of Managing Directors
       being authorized to allow the audiovisual transmission
       of the shareholders meeting




--------------------------------------------------------------------------------------------------------------------------
 DUNEDIN ENTERPRISE INVESTMENT TRUST PLC                                                     Agenda Number:  701886650
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4421F110
    Meeting Type:  AGM
    Meeting Date:  12-May-2009
          Ticker:
            ISIN:  GB0005776561
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Director and the Auditors       Mgmt          For                            For
       and the audited accounts for the YE 31 DEC
       2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.     Declare a special dividend for the YE 31 DEC              Mgmt          For                            For
       2008

4.     Receive the Directors remuneration report for             Mgmt          For                            For
       the YE 31 DEC 2008

5.     Re-elect Mr. Edward Dawnay as a Director                  Mgmt          For                            For

6.     Re-elect Mr. Simon Miller as a Director                   Mgmt          For                            For

7.     Re-elect Mr. Brian Finlayson as a Director                Mgmt          For                            For

8.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          Against                        Against
       the Company to hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the Company and authorize the
       Directors to fix the remuneration of the Auditors

S.9    Approve to disapply pre-emption rights in relation        Mgmt          For                            For
       to the allotment of shares by the Company

S.10   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.11   Approve that a general meeting other than an              Mgmt          Against                        Against
       AGM may be called on not less than 14 clear
       days notice




--------------------------------------------------------------------------------------------------------------------------
 ELECTRA PRIVATE EQUITY PLC, LONDON                                                          Agenda Number:  701790683
--------------------------------------------------------------------------------------------------------------------------
        Security:  G29736108
    Meeting Type:  AGM
    Meeting Date:  03-Feb-2009
          Ticker:
            ISIN:  GB0003085445
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the reports of the Directors            Mgmt          For                            For
       and the Auditors and the Group accounts for
       the YE 30 SEP 2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 30 SEP 2008 as specified in the Annual
       report and accounts of the Company for the
       YE 30 SEP 2008

3.     Re-elect Mr. R.A. Armstrong as a Director of              Mgmt          For                            For
       the Company

4.     Re-elect Mr. J.P. Williams as a Director of               Mgmt          For                            For
       the Company

5.     Re-elect Sir. Brian Williamson as a Director              Mgmt          For                            For
       of the Company

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company

7.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

S.8    Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163 of the said Act] of
       up to 5,297,269 ordinary shares [14.99% of
       the issued share capital] of 25 pence each,
       at a minimum price of 25 pence and not more
       than 105% the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List for the 5 business
       days preceding the date of purchase, any purchase
       of ordinary shares will be made in the market
       for cash at prices below the prevailing net
       asset value per ordinary share; [Authority
       expires the earlier of, 03 MAY 2010 or the
       conclusion of the AGM of the Company in 2010];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EUROPEAN CAPITAL LTD                                                                        Agenda Number:  701798413
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3246K106
    Meeting Type:  CRT
    Meeting Date:  19-Mar-2009
          Ticker:
            ISIN:  GG00B1VN4N54
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION FOR THIS MEETING TYPE. PLEASE CHOOSE
       BETWEEN "FOR" AND "AGAINST" ONLY. SHOULD YOU
       CHOOSE TO VOTE ABSTAIN FOR THIS MEETING THEN
       YOUR VOTE WILL BE DISREGARDED BY THE ISSUER
       OR ISSUERS AGENT.

1.     Approve a Scheme of Arrangement proposed to               Mgmt          For                            For
       be made between European Capital Limited [the
       Company] and the holders of the Scheme shares

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EUROPEAN CAPITAL LTD                                                                        Agenda Number:  701798437
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3246K106
    Meeting Type:  EGM
    Meeting Date:  19-Mar-2009
          Ticker:
            ISIN:  GG00B1VN4N54
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purpose of giving effect to the Scheme
       of Arrangement dated 12 JAN 2009 between the
       Company and the holders of Scheme Shares [as
       specified in the said Scheme of Arrangement],
       in its original form or subject to any modification,
       addition or condition approved or imposed by
       the Court and agreed by the Company and ACAS
       [as specified in the aid Scheme of Arrangement]
       [the Scheme] and to take all such action as
       they may consider necessary or appropriate
       for carrying the Scheme into effect; and amend
       and adopt the Article 40 of the Articles of
       Incorporation of the Company and inclusion
       of the new Article 40 as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GRAPHITE ENTERPRISE TRUST PLC                                                               Agenda Number:  701908014
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4065P101
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  GB0003292009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       accounts for the YE 31 DEC 2008

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-elect Mr. P. Dicks as a Director                       Mgmt          For                            For

4.     Re-elect Mr. M. Cumming as a Director                     Mgmt          For                            For

5.     Re-elect Mr. M. Fane as a Director                        Mgmt          For                            For

6.     Re-elect Mr. S. O'Corinor as a Director                   Mgmt          For                            For

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors to the Company to hold office until
       the conclusion of the next general meeting
       at which accounts are laid and to authorize
       the Directors to fix their remuneration of
       the Auditors

8.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the year ended 31 DEC 2008

S.9    Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163(3)] of up to 10,929.658
       [being 14.99% of the issued ordinary share
       capital] ordinary shares of 10p each in the
       capital of the Company, at a minimum price
       of 10p and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company to be held in 2010
       or 15 months]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985, to
       allot relevant securities [Section 80] up to
       an aggregate nominal amount of GBP 364,565
       [representing 3,645,650 ordinary shares of
       10p each, such amount being equivalent to 5%
       of the present share capital; [Authority expires
       at the conclusion of the AGM of the Company
       to be held in 2010]

S.11   Authorize the Directors, to allot equity securities       Mgmt          For                            For
       wholly for cash during the period commencing
       on the date of the passing of this resolution
       a) in connection with an allotment of share
       pursuant to the authority referred to in resolution
       9; up to an aggregate nominal amount of EUR
       364,565; in connection with the sale of treasury
       share up to an aggregate nominal value of GBP
       728,401; as if section 89(1) of the Companies
       Act 1985[the Act] did not apply to any such
       allotment and [Authority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2010]




--------------------------------------------------------------------------------------------------------------------------
 HAKON INVEST AB                                                                             Agenda Number:  701854449
--------------------------------------------------------------------------------------------------------------------------
        Security:  W4248R109
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2009
          Ticker:
            ISIN:  SE0000652216
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Meeting is opened                                         Non-Voting    No vote

2.     Elect Lawyer Claes Beyer as the Chairman of               Non-Voting    No vote
       the meeting

3.     Preparation and approval of the voting list               Non-Voting    No vote

4.     Approval of the agenda                                    Non-Voting    No vote

5.     Election of Secretary and two minutes-checkers            Non-Voting    No vote
       to attest the minutes jointly with the Chairman

6.     Determination of whether the meeting has been             Non-Voting    No vote
       duly convened

7.     Report on the operations of the Company                   Non-Voting    No vote

8.     Report on the work and performance of the Board           Non-Voting    No vote
       and its Committees

9.     Presentation of the the annual report and the             Non-Voting    No vote
       Auditors' report and the consolidated financial
       statements and the consolidated Auditors' report

10.    Adopt the income statement and balance sheet              Mgmt          For                            For
       and the consolidated income statement and balance
       sheet

11.    Approve a dividend of SEK 5.00 per common share;          Mgmt          For                            For
       27 APR 2009 as the record date for receiving
       the dividend; payment of the dividend is expected
       to be made via VPC AB on 30 APR 2009

12.    Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and of the President from liability
       for the FY

13.    Receive the report on the work of the Nomination          Non-Voting    No vote
       Committee

14.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 7 [unchanged]

15.    Approve that the total fees to the Board shall            Mgmt          For                            For
       be unchanged from the previous year, this amounting
       to a total fees of SEK 1,980,000 of which SEK
       550,000 is to be paid to the Chairman of the
       Board, SEK 330,000 to the Deputy Chairman and
       SEK 220,000 to each of the other Members elected
       by the meeting; and the total fees for committee
       work remain unchanged from the previous year;
       such that a provision of SEK 325,000 is made
       for Committee work; for 2009 fees are distributed
       as follows: for work in the Investment Committee,
       remuneration is to be paid in a total amount
       of SEK 100,000, representing a payment of SEK
       25,000 to each of the members, including the
       Chairman; this reduces the Chairman fee by
       SEK 25,000 compared with the previous year;
       for work in the Audit Committee, remuneration
       is to be paid in a total amount of SEK 100,000,
       of which SEK 75,000 is to be paid to the Chairman
       and SEK 25,000 to the other Member; and this
       increases the Chairman's fee by SEK 25,000
       compared with the previous year; for work in
       the Remuneration Committee, a total of SEK
       50,000 is to be paid, or SEK 25,000 for each
       Member; an amount of SEK 75,000 is reserved
       in order to facilitate the election of up to
       3 more Directors in the Committees or establish
       further committees within the Board; and the
       fees to the Auditors be as per approved invoice

16.    Re-elect Messrs. Lars Otterbeck, Cecilia Daun             Mgmt          For                            For
       Wennborg, Anders Fredriksson, Thomas Strindeborn,
       Jan-Olle Folkesson, Jan Olofsson and Magnus
       Moberg as the Board Bembers; and re-elect Mr.
       Lars Otterbeck as the Chairman of the Board

17.    Approve the decisions regarding the Nomination            Mgmt          For                            For
       Committee as specified

18.    Approve the specified guidelines for the remuneration     Mgmt          For                            For
       to the Senior Executives

19.    Approve the 2009 share related incentive programs         Mgmt          For                            For
       and the transfer of the Company's own shares
       as specified

20.    Authorize the Board to acquire on 1 or more               Mgmt          For                            For
       occasions during the period leading up to the
       next AGM a maximum of 43,500 common shares
       in the Company; the acquisitions shall be made
       on the NASDAQ OMX Stockholm exchange at a price
       within the registered price interval at any
       given time; that is, between the highest bid
       price and the lowest ask price; repurchase
       may not occur until after the date of allotment
       of rights under the programs; that is, no earlier
       than 08 JUN 2009

21.    Other matters                                             Non-Voting    No vote

22.    Closing of the Meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HAL TRUST (FORMERLY HOLLAND AMERICA LINE TRUST), BERMUDA                                    Agenda Number:  701925731
--------------------------------------------------------------------------------------------------------------------------
        Security:  G45584102
    Meeting Type:  OGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  BMG455841020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Mgmt          Abstain                        Against

2.A    Receive the report of the Board Directors of              Mgmt          Abstain                        Against
       Hal Holding N.V

2.B    Receive the report of the Supervisory Board               Mgmt          Abstain                        Against
       of Hal Holding N.V

2.C    Approve the annual accounts of Hal Holding N.V            Mgmt          For                            For

2.D    Approve the proposal for destination of the               Mgmt          For                            For
       profit

2.E    Re-elect Mr. P. J. Kalff as the Member of the             Mgmt          For                            For
       Supervisory Board

2.F    Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors concerning the followed policy
       over the year 2008

2.G    Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board concerning the followed policy over the
       year 2008

3.     Approve the annual account of Hal Trust                   Mgmt          For                            For

4.     Approve the dividend to be paid out                       Mgmt          For                            For

5.     Receive the report of the Trust Committee                 Mgmt          Abstain                        Against

6.     Any other business                                        Non-Voting    No vote

7.     Closing                                                   Mgmt          Abstain                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN BLOCKING INDICATOR. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HGCAPITAL TRUST PLC                                                                         Agenda Number:  701790520
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4441G106
    Meeting Type:  OGM
    Meeting Date:  14-Jan-2009
          Ticker:
            ISIN:  GB0003921052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the proposed changes to the Management            Mgmt          For                            For
       Fee Arrangements, as specified

S.2    Amend Article 3 (Duration) of Company's Articles          Mgmt          Against                        Against
       of Association relating to the Company's continuation
       vote arrangement as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HGCAPITAL TRUST PLC                                                                         Agenda Number:  701877790
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4441G106
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  GB0003921052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       financial statements for the YE 31 DEC 2008,
       together with the report of the Independent
       Auditor thereon

2.     Receive the Directors' remuneration report                Mgmt          For                            For

3.     Declare a dividend of 25.0p per share                     Mgmt          For                            For

4.     Re-elect Mr. T. Amies as a Director                       Mgmt          For                            For

5.     Re-elect Mr. P. Gale as a Director                        Mgmt          For                            For

6.     Appoint Deloitte LLP as the Independent Auditor           Mgmt          For                            For
       to the Company

7.     Authorize the Directors to determine the independent      Mgmt          For                            For
       Auditors remuneration

S.8    Authorize the Company, in substitution for the            Mgmt          For                            For
       Company's existing authority, to make market
       purchases of ordinary shares of 25p in the
       Company [ordinary shares], in accordance with
       Section 166 of the Companies Act 1985 [the
       Act], provided that: i) the maximum number
       of ordinary shares hereby purchased is 3,775,494;
       ii) the minimum price which may be paid for
       an ordinary shares shall be 25p; iii) the maximum
       price for ordinary shares shall be lower of
       5% above the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days immediately preceding the date
       of the purchase and the net asset value per
       ordinary share on the date of purchase; [Authority
       expires on 06 NOV 2010]; and the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

9.     Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985 [the Act],
       to allot relevant securities up to an aggregate
       nominal amount of GBP 314,825; [Authority expires
       at the conclusion of the AGM of the Company];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 and pursuant to Section 95
       of the Companies Act 1985 [the Act], to allot
       equity securities [Section 94 of the Act] for
       cash pursuant to the authority conferred by
       Resolution 4, disapplying the statutory pre-emption
       rights [Section 94], provided that this power
       is limited to the allotment of equity securities:
       i) up to an aggregate nominal amount of GBP
       314,825; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or 15 months]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry




--------------------------------------------------------------------------------------------------------------------------
 HOSKEN CONSOLIDATED INVESTMENTS LTD                                                         Agenda Number:  701720155
--------------------------------------------------------------------------------------------------------------------------
        Security:  S36080109
    Meeting Type:  AGM
    Meeting Date:  24-Oct-2008
          Ticker:
            ISIN:  ZAE000003257
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the annual financial statements for the             Mgmt          For                            For
       YE 31 MAR 2008

2.     Approve the Directors remuneration for the YE             Mgmt          For                            For
       31 MAR 2008

3.1    Re-elect Mr. R. Garach as a Director                      Mgmt          For                            For

3.2    Re-elect Mr. VE Mphande as a Director                     Mgmt          For                            For

3.3    Re-elect Mr. Y Shaik as a Director                        Mgmt          For                            For

3.4    Re-elect Mr. A Van der Veen as a Director                 Mgmt          For                            For

4.     Re-appoint PKF Jhb as the Auditors                        Mgmt          For                            For

5.O.1  Approve to place the authorize but unissued               Mgmt          For                            For
       shares of the Company under the control of
       the Directors

6.O.2  Authorize the Directors to issue shares for               Mgmt          For                            For
       cash

7.S.1  Approve the acquisition of own shares                     Mgmt          For                            For

8.     Transact such other business                              Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ORDINARY       Non-Voting    No vote
       RESOLUTION CHANGED TO SPECIAL RESOLUTION. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 INTERMEDIATE CAPITAL GROUP PLC, LONDON                                                      Agenda Number:  701619174
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4807D101
    Meeting Type:  AGM
    Meeting Date:  01-Jul-2008
          Ticker:
            ISIN:  GB0004564430
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and reports              Mgmt          No vote
       of the Directors and Auditors for the YE 31
       MAR 2008

2.     Approve the report of the Remuneration Committee          Mgmt          No vote
       for the YE 31 MAR 2008

3.     Declare a final dividend of 45.5 p per share              Mgmt          No vote

4.     Re-appoint Deloitte and Touche LLP as the Company's       Mgmt          No vote
       Auditors to hold office until the conclusion
       of the Company's AGM in 2009

5.     Authorize the Directors to agree the Auditors'            Mgmt          No vote
       remuneration

6.     Re-appoint Mr. Justin Dowley, who retire by               Mgmt          No vote
       rotation as a Director

7.     Re-appoint Mr. Christophe Evain, who retire               Mgmt          No vote
       by rotation as a Director

8.     Re-appoint Mr. Tom Attwood, who retire by rotation        Mgmt          No vote
       as a Director

9.     Approve to increase the authorize share capital           Mgmt          No vote
       of the Company to GBP 24,000,000 by the creation
       of 30,000,000 ordinary shares

10.    Authorize the Directors to allot shares                   Mgmt          No vote

11.    Authorize the Directors to disapply the pre-emption       Mgmt          No vote
       rights

12.    Authorize the Company to make market purchase             Mgmt          No vote
       of the Company's shares

13.    Adopt the amendments to the Company's Articles            Mgmt          No vote
       of Association




--------------------------------------------------------------------------------------------------------------------------
 IP GROUP PLC, LONDON                                                                        Agenda Number:  701873300
--------------------------------------------------------------------------------------------------------------------------
        Security:  G49348116
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  GB00B128J450
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report, the              Mgmt          For                            For
       audited statement of accounts and Auditors
       report of the Company for the FYE 31 DEC 2008

2.     Receive and approve the Director's remuneration           Mgmt          Against                        Against
       report for the YE 31 DEC 2008

3.     Re-appoint BDO Stoy Hayward as the Auditors               Mgmt          Against                        Against
       of the Company to hold office from the conclusion
       of this meeting until the conclusion of the
       next general meeting of the Company at which
       accounts are laid before the shareholders in
       accordance with provisions of the Companies
       Act 1985

4.     Authorize the Directors to fix the remuneration           Mgmt          Against                        Against
       of BDO Stoy Hayward as the Auditors of the
       Company

5.     Re-elect Mr. Francis Carpenter as a Director              Mgmt          For                            For
       of the Company, in accordance with Article
       83.1 of the Company's existing Articles of
       Association

6.     Re-elect Mr. Magnus Goodlad as a Director of              Mgmt          For                            For
       the Company, who retiring by rotation in accordance
       with Article 89 of the Company's existing Articles
       of Association

7.     Re-elect Dr. Bruce Smith as a Director of the             Mgmt          For                            For
       Company, who is retiring by rotation in accordance
       with Article 89 of the Company's existing Articles
       of Association

8.     Authorize Company, in accordance with the Section         Mgmt          For                            For
       366 of the Companies Act 2006 [the "2006 Act"],
       the Company and all Companies that are subsidiaries
       of the Company at any time during the period
       for which this Resolution 8 has effect to incur
       political expenditure [as specified in Section
       365 of the Companies Act 2006] not exceeded
       GBP 50,000 in total during the period; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2010]

9.     Authorize the Company, in substitution for any            Mgmt          Against                        Against
       existing authority and for the purpose of Section
       80 of the Companies Act 1985, to allot relevant
       securities [as specified in Section 80 of the
       Act] up to an aggregate nominal amount of GBP
       1,668,613.10 in connection with an offer by
       way of rights issue; and pursuant to allot
       equity securities [as specified in Section
       94 of the Act] up to an aggregate nominal amount
       of GBP1,668,613.10 in connection with an offer
       by way of rights issue; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company in 2010 and 27 APR 2010]; and the
       Directors may allot relevant securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.10   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Act, to allot equity securities [Section
       94] for cash pursuant to the authority conferred
       by Resolution 9, disapplying the statutory
       pre-emption rights [Section 89(1)], provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights issue, open offer or other offers
       in favor of ordinary shareholders; and b) up
       to an aggregate nominal amount of GBP 250,291.96;
       [representing approximately 5% of the issued
       share capital of the Company as at 26 MAR 2009];
       [Authority expires the earlier of the conclusion
       of the AGM of the Company in 2010 and 27 APR
       2010]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement

S.11   Approve that a general meeting other than an              Mgmt          Against                        Against
       AGM may be called on not less than 14 clear
       days' notice

S.12   Amend the Articles of Association of the Company          Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 JAFCO CO.,LTD.                                                                              Agenda Number:  701974710
--------------------------------------------------------------------------------------------------------------------------
        Security:  J25832106
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3389900006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to : Approve Minor Revisions               Mgmt          For                            For
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 JAPAN ASIA INVESTMENT COMPANY,LIMITED                                                       Agenda Number:  701999976
--------------------------------------------------------------------------------------------------------------------------
        Security:  J26263103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3686150008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Reduction of Legal Capital Surplus                Mgmt          For                            For

2.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

3.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

4.     Appoint a Director                                        Mgmt          Against                        Against

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 K1 VENTURES LTD                                                                             Agenda Number:  701726400
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5058Y108
    Meeting Type:  AGM
    Meeting Date:  31-Oct-2008
          Ticker:
            ISIN:  SG1I94885148
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts for the YE 30 JUN 2008

2.     Declare a final dividend of 5 cents per share             Mgmt          For                            For
       tax exempt 1-tier for the YE 30 JUN 2008

3.A    Re-elect, pursuant to Article 87, Prof. Tan               Mgmt          For                            For
       Teck Meng as a Director, who retires pursuant
       to Article 86 of the Company's Articles of
       Association

3.B    Re-elect, pursuant to Article 87, Mr. Teo Soon            Mgmt          For                            For
       Hoe as a Director, who retires pursuant to
       Article 86 of the Company's Articles of Association

4.     Re-elect, pursuant to Section 153(6) of the               Mgmt          For                            For
       Companies Act [Chapter 50], Dr. Lee Suan Yew
       as a Director, who will cease at the conclusion
       of this AGM in accordance with Section 153(2)
       of the Companies Act [Chapter 50], to hold
       office until the next AGM of the Company

5.     Re-elect, pursuant to Section 153(6) of the               Mgmt          For                            For
       Companies Act [Chapter 50], Mr. Yong Pung How
       as a Director, who will cease at the conclusion
       of this AGM in accordance with Section 153(2)
       of the Companies Act [Chapter 50], to hold
       office until the next AGM of the Company

6.     Approve the remuneration of the Directors of              Mgmt          For                            For
       the Company for the FYE 30 JUN 2008, comprising
       the following: the payment of Directors' fees
       of SGD 210,000 in cash; the award of an aggregate
       number of 210,000 existing ordinary shares
       in the capital of the Company [the remuneration
       shares] to Messrs Kamal Bahamdan, Choo Chlau
       Beng, Dr. Lee Suan Yew, Lim Chee Onn, Prof.
       Tan Teck Meng, Teo Soon Hoe and Yong Pung How
       [together, the Non-Executive Directors] as
       payment in part of their respective remuneration
       for the FYE 30 JUN 2008 as specified; authorize
       the Director of the Company to instruct a third
       party agency to purchase from the market 210,000
       existing shares in the capital of the Company
       at such price as the Directors may deem fit
       and deliver the remuneration to each Non-Executive
       Director as specified; and authorize the any
       Director or the Secretary to do all things
       necessary or desirable to give effect to the
       above

7.     Re-appoint Messrs Deloitte & Touche LLP as the            Mgmt          For                            For
       Auditors of the Company for the FYE 30 JUN
       2009, and authorize the Directors to fix their
       remuneration

8.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act [Chapter
       50] of Singapore and Article 5 of the Company's
       Articles of Association, to issue shares in
       the capital of the Company [Shares] whether
       by way of rights, bonus or otherwise, and including
       any capitalization pursuant to Article 137
       of the Company's Articles of Association of
       any sum for the time being standing to the
       credit of any of the Company's reserve accounts
       or any sum standing to the credit of the Profit
       and Loss Account or otherwise available for
       distribution; and/or make or grant offers,
       agreements or options that might or would require
       Shares to be issued [including but not limited
       to the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into Shares] [collectively, Instruments],
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and [notwithstanding that the authority
       so conferred by this Resolution may have ceased
       to be in force] issue Shares in pursuance of
       any Instrument made or granted by the Directors
       while the authority was in force, provided
       that: the aggregate number of Shares to be
       issued pursuant to this Resolution [including
       Shares to be issued in pursuance of Instruments
       made or granted pursuant thereto and any adjustments
       effected under any relevant Instrument], does
       not exceed 50% of the issued Shares in the
       capital of the Company [as specified], of which
       the aggregate number of Shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including Shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution and any adjustments
       effected under any relevant Instrument] does
       not exceed 20% of the total number of issued
       Shares in the capital of the Company [as specified];
       and for the purpose of determining the aggregate
       number of Shares that may be issued under this
       resolution, the total number of issued shares
       excluding treasury shares is based on the issued
       Shares in the capital of the Company as at
       the date of the passing of this resolution
       after adjusting for; in exercising the power
       to make or grant Instruments [including the
       making of any adjustments under the relevant
       Instrument], the Company shall comply with
       the provisions of the Listing Manual of the
       Singapore Exchange Securities Trading Limited
       [SGX-ST] for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by law to be held]

9.     Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options in accordance with the provisions
       of the K1 Ventures Share Option Scheme 2000
       [the Share Option Scheme]; and allot and issue
       from time to time such number of Shares as
       may be required to be issued pursuant to the
       exercise of options under the Share Option
       Scheme, provided that the aggregate number
       of such Shares to be issued pursuant to the
       Share Option Scheme shall not exceed 15% of
       the total issued shares in the capital of the
       Company from time to time

10.    Authorize, for the purposes of Chapter 9 of               Mgmt          Against                        Against
       the Listing Manual of the SGX-ST [Chapter 9],
       the Company, its Subsidiaries and Associated
       Companies that are not listed on the SGX-ST
       or an approved exchange, provided that the
       Company and/or its Subsidiaries [K1 Group],
       or the K1 Group and its interested person[s],
       has control over the Associated Companies,
       or any of them, to enter into any of the transactions
       falling within the types of Interested Person
       Transactions, with any person who falls within
       the classes of Interested Persons as specified,
       provided that such transactions are made on
       arm's length basis and on normal commercial
       terms and in accordance with the review procedures
       for Interested Person Transactions as specified
       [the Shareholders' Mandate]; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company is held or is required by law
       to be held]; and authorize the Audit Committee
       of the Company to take such action as it deems
       proper in respect of such procedures and/or
       to modify or implement such procedures as may
       be necessary to take into consideration any
       amendment to Chapter 9 which may be prescribed
       by the SGX-ST from time to time; and authorize
       the Directors of the Company to complete and
       do all such acts and things [including, without
       limitation, executing all such documents as
       may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the Shareholders' Mandate
       and/or this resolution

11.    Authorize the Directors of the Company to make            Mgmt          For                            For
       purchases from time to time of up to a maximum
       of 10% of the issued ordinary share capital
       of the Company [ascertained as at the date
       of the AGM of the Company or at the date on
       which this Resolution is passed, whichever
       is higher] at any price up to but not exceeding
       the maximum price [as specified], in accordance
       with the "Guidelines on Share Purchases by
       the Company" as specified; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company is held or is required by law
       to be held]

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KTB NETWORK CORP, SEOUL                                                                     Agenda Number:  701650978
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4990R107
    Meeting Type:  EGM
    Meeting Date:  15-Jul-2008
          Ticker:
            ISIN:  KR7030210009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Articles of Incorporation                       Mgmt          No vote

2.     Appoint the External Director as Non Audit member         Mgmt          No vote

3.     Appoint the External Director to be the member            Mgmt          No vote
       of Audit Committee




--------------------------------------------------------------------------------------------------------------------------
 KTB SECURITIES CO LTD, SEOUL                                                                Agenda Number:  701846377
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4990R107
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  KR7030210009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION IN KOREA. THANK YOU.

1.     Approve the financial statement                           Mgmt          For                            For

2.     Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3.     Elect the Directors as a Non-Audit Committee              Mgmt          For                            For
       Member

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For
       as Non Audit Committee Member

5.     Approve the limit of remuneration for the Directors       Mgmt          For                            For
       as Audit Committee Member

6.     Approve the Stock Option for staff                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KTB SECURITIES CO LTD, SEOUL                                                                Agenda Number:  701956661
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4990R107
    Meeting Type:  AGM
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  KR7030210009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION IN KOREA. THANK YOU.

1.     Approve the financial statement                           Mgmt          For                            For

2.     Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3.     Elect the Auditor Committee Member as a Non               Mgmt          For                            For
       Outside Directors

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For
       as a Non Auditor Committee Member

5.     Approve the limit of remuneration for the Directors       Mgmt          For                            For
       as the Auditor Committee Member




--------------------------------------------------------------------------------------------------------------------------
 LMS CAPITAL PLC                                                                             Agenda Number:  701905828
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5549E109
    Meeting Type:  AGM
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  GB00B12MHD28
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial statements and            Mgmt          For                            For
       the reports and the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Approve the remuneration reports for the YE               Mgmt          For                            For
       31 DEC 2008

3.     Re-appoint Mr. John Barnsley as a Director,               Mgmt          For                            For
       who retires by rotation in accordance with
       the Company's Articles of Association

4.     Re-appoint Mr. Richard Christou as a Director,            Mgmt          Against                        Against
       who retires by rotation in accordance with
       the Company's Articles of Association

5.     Re-appoint Mr. Martin Pexton as a Director,               Mgmt          For                            For
       who retires by rotation in accordance with
       the Company's Articles of Association

6.     Re-appoint KPMG Audit PLC as the Auditors of              Mgmt          For                            For
       the Company, until the conclusion of the next
       general meeting at which accounts are laid
       before the Company

7.     Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

8.     Approve the Company's investing strategy as               Mgmt          For                            For
       specified

9.     Authorize the Company and all Companies that              Mgmt          For                            For
       are its subsidiaries at any time during the
       period for which this resolution has effect
       for the purposes of Section 366 of the Companies
       Act 2006 [the 2006 Act] to: a) make political
       donations to political parties or Independent
       Election Candidates [as such terms are defined
       in Section 363 and 364 of the 2006 Act]not
       exceeding GBP 20,000 in aggregate; b) make
       political donations to political organization
       other than political parties [ as such terms
       are defined in Sections 363 and 364 of the
       2006 Act], not exceeding GBP 20,000 in aggregate;
       and c) to incur political expenditure [as such
       terms is defined in Section 365 of the 2006
       Act] not exceeding GBP 20,000 in aggregate;
       [Authority expires the earlier of the conclusion
       of the Company's AGM to be held in 2009 or
       on 20 JUN 2010]

10.    Approve that the authority conferred upon the             Mgmt          For                            For
       Directors by Article 4(B) of the Company's
       Articles of Association be and hereby renewed
       for the period expiring on the conclusion of
       the Company's AGM to be held in 2010, unless
       renewed, varied or revoked by the Company in
       general meeting before such expiry and for
       that period the Section 80 amount shall be
       GBP 9,087,122

S.11   Approve that the subject to the passing of Resolution     Mgmt          For                            For
       10 above, the authority conferred upon the
       Directors by Article 4(C) of the Company's
       Articles of Association be and hereby renewed
       for the period expiring on the conclusion of
       the Company's AGM to be held in 2009, unless
       renewed, varied or revoked by the Company in
       general meeting before such expiry and for
       that period the Section 89 amount shall be
       GBP 1,363,204

S.12   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985 [the 1985 Act],
       to make market purchases [Section 163(3) of
       the Companies Act 1985] ordinary shares of
       10p each in the capital of the Company, provided
       that: a) the maximum aggregate number of ordinary
       shares which may be purchased is 40,868,878;
       b) the maximum price at which an ordinary share
       may be purchased is an amount equal to 105%
       above the average market value for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; [Authority expires the earlier of the
       conclusion of the next AGM of the Company in
       2010 and 30 JUN 2010]; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

13.    Approve that the waiver by The Panel On Takeovers         Mgmt          For                            For
       and Mergers [the terms as specified] of any
       requirement under Rule 9 of the City Code on
       Takeover and Mergers for the Concert Party
       [as specified] to make a general offer to the
       shareholders of the Company, as a results of
       any market purchase by the Company of shares
       pursuant to the exercise by the Company of
       the authority granted to the pursuant to Resolution
       12 above be and hereby approved provided that,
       following any exercise by the Company of the
       authority granted pursuant to Resolution 12
       above the interests in shares of the Concert
       Party do not exceed 49.99 % of the issued share
       capital of the Company immediately following
       such exercise




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE AIRPORTS                                                                          Agenda Number:  701711120
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q6077P119
    Meeting Type:  SGM
    Meeting Date:  17-Oct-2008
          Ticker:
            ISIN:  AU000000MAP6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       THE MACQUARIE AIRPORTS TRUST 1 [MAT 1]

1.     Approve, for all purposes including for the               Mgmt          For                            For
       purposes of ASX Listing Rule 10.1, the Sale
       Transaction with MEIF3, subject to the approval
       of MAL and MAT 2 in the same or substantially
       the same terms as this resolution

2.     Approve the buy-back of up to AUD 1 billion               Mgmt          For                            For
       of MAp securities in the 12 month period from
       the later of the Completion Date and the implementation
       of the TICKETS defeasance, subject to the approval
       of Resolution 1 and the approval of the Members
       of MAL and MAT 2 in the same or substantially
       the same terms as this resolution

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       THE MACQUARIE AIRPORTS TRUST 2 [MAT 2]

1.     Approve, for all purposes including for the               Mgmt          For                            For
       purposes of ASX Listing Rule 10.1, the Sale
       Transaction with MEIF3, subject to the approval
       of MAT 1 and MAL in the same or substantially
       the same terms as this resolution

2.     Approve the buy-back of up to AUD 1 billion               Mgmt          For                            For
       of MAp securities in the 12 month period from
       the later of the Completion Date and the implementation
       of the TICKETS defeasance, subject to the approval
       of Resolution 1 and the approval of the Members
       of MAT 1 and MAL in the same or substantially
       the same terms as this resolution

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       THE MACQUARIE AIRPORTS LIMITED [MAL]

1.     Approve, for all purposes including for the               Mgmt          For                            For
       purposes of ASX Listing Rule 10.1, the Sale
       Transaction with MEIF3, subject to the approval
       of MAT 1 and MAT 2 in the same or substantially
       the same terms as this resolution

2.     Approve the buy-back of up to AUD 1 billion               Mgmt          For                            For
       of MAp securities in the 12 month period from
       the later of the Completion Date and the implementation
       of the TICKETS defeasance, subject to the approval
       of Resolution 1 and the approval of the Members
       of MAT 1 and MAT 2 in the same or substantially
       the same terms as this resolution




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE AIRPORTS                                                                          Agenda Number:  701912962
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q6077P119
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  AU000000MAP6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTION ARE FOR             Non-Voting    No vote
       THE SECURITY MACQUARIE AIRPORTS TRUST 1 [MAT
       1]

1.     Re-elect Mr. Max Moore-Wilton as a Director               Mgmt          For                            For
       of MAML by its shareholders

2.     Amend Clause 21. 4[q] of the MAT 1 Constitution           Mgmt          For                            For
       and replace it, as specified

       THE RESPONSIBLE ENTITY WILL DISREGARD ANY VOTE            Non-Voting    No vote
       CAST ON BOTH THESE RESOLUTIONS BY MGL, MAML
       OR THEIR ASSOCIATES, HOWEVER NEED NOT DISREGARD
       A VOTE IF IT IS CAST BY A PERSON WHO IS ENTITLED
       TO VOTE, IN ACCORDANCE WITH THE DIRECTIONS
       ON THE PROXY FORM, OR CAST BY THE PERSON CHAIRING
       THE MEETING AS A PROXY FOR A PERSON WHO IS
       ENTITLED TO VOTE IN ACCORDANCE WITH A DIRECTION
       ON THE PROXY FORM TO VOTE AS THE PROXY DECIDES.

       PLEASE NOTE THAT THE BELOW RESOLUTION ARE FOR             Non-Voting    No vote
       THE SECURITY MACQUARIE AIRPORTS TRUST 2 [MAT
       2]

1.     Re-elect Mr. Max Moore-Wilton as a Director               Mgmt          For                            For
       of MAML by its shareholders

2.     Amend Clause 21. 4[q] of the MAT 2 Constitution           Mgmt          For                            For
       and replace it, as specified

       THE RESPONSIBLE ENTITY WILL DISREGARD ANY VOTE            Non-Voting    No vote
       CAST ON BOTH THESE RESOLUTIONS BY MGL, MAML
       OR THEIR ASSOCIATES, HOWEVER NEED NOT DISREGARD
       A VOTE IF IT IS CAST BY A PERSON WHO IS ENTITLED
       TO VOTE, IN ACCORDANCE WITH THE DIRECTIONS
       ON THE PROXY FORM, OR CAST BY THE PERSON CHAIRING
       THE MEETING AS A PROXY FOR A PERSON WHO IS
       ENTITLED TO VOTE IN ACCORDANCE WITH A DIRECTION
       ON THE PROXY FORM TO VOTE AS THE PROXY DECIDES.

       PLEASE NOTE THAT THE BELOW RESOLUTION ARE FOR             Non-Voting    No vote
       THE SECURITY MACQUARIE AIRPORTS LIMITED

       To receive and consider the accounts and reports          Non-Voting    No vote
       of the Directors and the Auditors of the Company
       for the YE 31 DEC 2008

1.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to determine their remuneration

2.     Re-elect Mr. Stephen Ward as a Director of the            Mgmt          For                            For
       Company

3.     Re-elect Ms. Sharon Beesley as a Director of              Mgmt          For                            For
       the Company

       MAL WILL DISREGARD ANY VOTE CAST ON RESOLUTIONS           Non-Voting    No vote
       2 AND 3 BY MGL AND ITS SUBSIDIARIES INCLUDING
       MAML, HOWEVER NEED NOT DISREGARD A VOTE IF
       IT IS CAST BY A PERSON AS A PROXY FOR A PERSON
       WHO IS ENTITLED TO VOTE.

S.4    Amend the Bye-Laws 56[a] and 56[g] of the Company,        Mgmt          Against                        Against
       as specified




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE CAPITAL ALLIANCE GROUP                                                            Agenda Number:  701666010
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q57048128
    Meeting Type:  SCH
    Meeting Date:  20-Aug-2008
          Ticker:
            ISIN:  AU000000MCQ0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve,  the MCAIL Share Scheme being sanctioned         Mgmt          No vote
       by Supreme Court Bermuda [Bermuda Court] under
       Section 99[2] of the Companies Act 1981 [Bermuda]
       [with or without modification as approved by
       the Bermuda Court] and a copy of the order
       of the Bermuda court sanctioning the MCAIL
       Share Scheme being lodged with the register
       of Companies in Bermuda; and the unitholders
       passing the trust scheme resolutions and the
       court confirming that MCAML would be justified
       in acting upon the trust Scheme resolutions
       and in doing all things and taking all steps
       necessary to put the trust scheme on to effect,
       pursuant to and in accordance with Section
       411 of the Corporations Act, the arrangement
       proposed between MCAL and the holders of its
       fully paid ordinary shares, designated the
       MCAL Share Scheme, the terms of which are contained
       in and more particularly described in the Scheme
       booklet [of which this notice of MCAL Share
       Scheme meeting forms part], is agreed to, with
       or without modification as approved by the
       court




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE CAPITAL ALLIANCE GROUP                                                            Agenda Number:  701667125
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q57048128
    Meeting Type:  SCH
    Meeting Date:  20-Aug-2008
          Ticker:
            ISIN:  AU000000MCQ0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE CAPITAL ALLIANCE INTERNATIONAL LIMITED.
       THANK YOU.

S.1    Approve, subject to and conditional on the MCAL           Mgmt          No vote
       Share Scheme being approved by the Supreme
       Court of New South Wales under Section 411[4][b]
       of the Corporations Act 2001 [Cth] [with or
       without modification as approved by the Supreme
       Court of New South Wales] and an office copy
       of the order of the Supreme Court of New South
       Wales approving the MCAL Share Scheme being
       lodged with the Australian Securities and Investments
       Commission; and the unithholders passing the
       trust Scheme Resolutions and the Supreme Court
       of New South Wales confirming that MCAML would
       be justified in acting upon the trust Scheme
       Resolutions and in doing all things and taking
       all steps necessary to put the trust Scheme
       in to effect, approve, pursuant to and in accordance
       with Section 99 of the Companies Act, the arrangement
       between MCAIL and the holders of its fully
       paid ordinary shares, designated the MCAIL
       Share Scheme, the terms of which are as specified




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE CAPITAL ALLIANCE GROUP                                                            Agenda Number:  701667137
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q57048128
    Meeting Type:  SCH
    Meeting Date:  20-Aug-2008
          Ticker:
            ISIN:  AU000000MCQ0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE CAPITAL ALLIANCE MANAGEMENT LIMITED.
       THANK YOU.

S.1    Approve, subject to and conditional on the MCAL           Mgmt          No vote
       Share Scheme being approved by the court under
       Section 411[4][b] of the Corporations Act 2001
       [Cth] [Corporations Act] [with or without modification
       as approved by the Court approving the MCAL
       Share Scheme being lodged with the Australian
       Securities and Investments Commission [ASIC];
       the MCAIL Share Scheme being sanctioned by
       the Supreme Court of Bermuda [Bermuda court]
       under Section 99[2] of the Companies Act 1981
       [Bermuda] [Companies Act] [with or without
       modification as approved by the Bermuda court]
       and a copy of the order of the Bermuda court
       sanctioning the MCAIL Share Scheme being lodged
       with the registrar of Companies in Bermuda;
       Resolution 2 in this notice of trust Scheme
       meeting being passed, amend Constitution of
       MCAT with effect on and from the effective
       date as specified in the supplemental deed
       for the purpose of giving effect to the Trust
       Scheme and authorize the responsible entity
       of MCAT to execute and lodge with ASIC a copy
       of the supplemental deed

2.     Approve, subject to and conditional on the MCAL           Mgmt          No vote
       Share Scheme being approved by the court under
       Section 411[4][b] of the Corporations Act [with
       or without modification as approved by the
       court] and an office copy of the order of the
       court approving the MCAL Share Scheme being
       lodged with the Australian Securities and Investments
       Commission; the MCAIL Share Scheme being sanctioned
       by the Bermuda Court under Section 99[2] of
       the Companies Act [with or without modification
       approved by the Bermuda court] and a copy of
       the order of the Bermuda court sanctioning
       the MCAIL Share Scheme being lodged with registrar
       of Companies in Bermuda; Resolution 1 in this
       notice of trust Scheme Meeting being passed
       and an executed copy of the supplemental deed
       being lodged with ASIC before, or at the same
       time as the office copy of the orders of the
       court approving the MCAL Share Scheme is lodged
       with ASIC, the trust Scheme [as specified in
       the Scheme booklet of which this notice of
       trust Scheme Meeting forms part] and, in particular,
       the acquisition by Macquarie Advanced Investment
       Company Pty Limited ACN 131 146 411 of a relevant
       interest in all the MCAT units existing as
       at the Scheme record date pursuant to the trust
       Scheme for the purposes of item 7 Section 611
       of the Corporations Act




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                               Agenda Number:  701733570
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5700Y109
    Meeting Type:  AGM
    Meeting Date:  19-Nov-2008
          Ticker:
            ISIN:  AU000000MCG1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE COMMUNICATIONS INFRASTRUCTURE LIMITED.
       THANK YOU.

       Receive the financial report, the Directors'              Non-Voting    No vote
       report and the Auditor's report for the YE
       30 JUN 2008

1.     Adopt the remuneration report included in MCIL's          Mgmt          For                            For
       the Directors' report for the YE 30 JUN 2008

2.     Re-elect Mr. Rodney H. Keller as a Director               Mgmt          For                            For
       of MCIL

3.     Approve, [for all purposes including for the              Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11] to
       issues to MCIML of shares in MCIL as components
       of Stapled Securities that occur during the
       3 year period commencing on 01 FEB 2009 in
       consideration of MCIML applying the performance
       fees [if any] payable to MCIML under the management
       services agreement in payment of the subscription
       price for those new securities

S.4    Approve, the proportional takeover provisions             Mgmt          For                            For
       contained in Article 5.11 to 5.16 [inclusive]
       of MCIL'S Constitution be re-inserted with
       the effect from the date of approval of this
       resolution for a period of 3 years

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE MCG INTERNATIONAL LIMITED. THANK
       YOU.

       Receive the financial report, the Directors'              Non-Voting    No vote
       report and the Auditor's report for the YE
       30 JUN 2008

1.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          Against                        Against
       of MMCGIL and authorize the Directors to determine
       their remuneration

2.     Re-elect Mr. Thomas Davis as a Director of MMCGIL         Mgmt          For                            For

3.     Approve, [for all purposes including for the              Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11] to
       issues to MCIML of shares in MMCGIL as components
       of Stapled Securities that occur during the
       3 year period commencing on 01 FEB 2009 in
       consideration of MCIML applying the performance
       fees [if any] payable to MCIML under the advisory
       agreement in payment of the subscription price
       for those new securities

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE COMMUNICATIONS INFRASTRUCTURE TRUST.
       THANK YOU.

1.     Approve, [for all purposes including for the              Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11] to
       issues to MCIML of units in MCIT as components
       of Stapled Securities that occur during the
       3 year period commencing on 01 FEB 2009 in
       consideration of MCIML applying the performance
       fees [if any] payable to MCIML under the constitution
       of MCIT in payment of the subscription price
       for those new securities

S.2    Approve, the proportional takeover provisions             Mgmt          For                            For
       contained in clauses 3.23 to 3.28 [inclusive]
       of MCIT's constitution be renewed with effect
       from the date of approval of this resolution
       for a period of 3 years




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE INFRASTRUCTURE GROUP                                                              Agenda Number:  701720686
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701N102
    Meeting Type:  AGM
    Meeting Date:  22-Oct-2008
          Ticker:
            ISIN:  AU000000MIG8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS AGENDA IS FOR MACQUARIE             Non-Voting    No vote
       INFRASTRUCTURE TRUST (I)

S.1.a  Approve the amendments to the Constitution of             Mgmt          For                            For
       the Macquarie Infrastructure Trust (I) to be
       made by supplement deed in the form tabled
       by the Chairman [as specified]

1.b    Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issue of securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Trust (I) are a component] to the responsible
       entity and Macquarie Investment Management
       [UK] Limited or a related body Corporate at
       a price per security determined in accordance
       with the Constitution of Macquarie Infrastructure
       Trust (I) in consideration of those entities
       applying subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (II); and the shareholders of Macquarie
       Infrastructure Group International Limited
       [MIGIL], in the same or substantially the same
       terms as the resolution; and (b) this approval
       being effective for performance fees paid or
       paid payable in respect of each FY up to and
       including the FY ending 30 SEP 2011

2.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issue of securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Trust (I) are a component] to the responsible
       entity and Macquarie Investment Management
       [UK] Limited or a related body Corporate at
       a price per security determined in accordance
       with the Constitution of Macquarie Infrastructure
       Trust (I) in consideration of those entities
       applying subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (II); and the shareholders of Macquarie
       Infrastructure Group International Limited
       [MIGIL], in the same or substantially the same
       terms as the resolution; and (b) this approval
       being effective for performance fees paid or
       paid payable in respect of each FY up to and
       including the FY ending 30 SEP 2011

       PLEASE NOTE THAT THIS AGENDA IS FOR MACQUARIE             Non-Voting    No vote
       INFRASTRUCTURE TRUST (II)

S.1.a  Approve the amendments to the Constitution of             Mgmt          For                            For
       the Macquarie Infrastructure Trust (II) to
       be made by supplement deed in the form tabled
       by the Chairman [as specified]

1.b    Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 7.1 and 10.11
       the issued of Securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Trust (II) are a component] to the responsible
       entity and Macquarie Investment Management
       [UK] Limited or a related body Corporate at
       a price per Stapled Securities determined in
       accordance with the Constitution of Macquarie
       Infrastructure Trust (I) in consideration of
       those entities applying subject to approval
       of the MIG Independent Directors, the base
       fee payable by MIG to them at the end of each
       calendar year quarter in each year whilst this
       approvals is in force as the subscription price
       for those new securities; subject to (a) the
       passing of a resolution by: the Members of
       Macquarie Infrastructure Trust (I); and the
       shareholders of Macquarie Infrastructure Group
       International Limited [MIGIL], in the same
       or substantially the same terms as the resolution;
       and (b) this approval being effective for performance
       fees paid or paid payable in respect of each
       FY up to and including the FY ending 30 SEP
       2011

2.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 7.1 and 10.11
       the issued of Securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Trust (II) are a component] to the responsible
       entity and Macquarie Investment Management
       [UK] Limited or a related body Corporate at
       a price per Stapled Securities determined in
       accordance with the Constitution of Macquarie
       Infrastructure Trust (I) in consideration of
       those entities applying subject to approval
       of the MIG Independent Directors, the base
       fee payable by MIG to them at the end of each
       calendar year quarter in each year whilst this
       approvals is in force as the subscription price
       for those new securities; subject to (a) the
       passing of a resolution by: the Members of
       Macquarie Infrastructure Trust (I); and the
       shareholders of Macquarie Infrastructure Group
       International Limited [MIGIL], in the same
       or substantially the same terms as the resolution;
       and (b) this approval being effective for performance
       fees paid or paid payable in respect of each
       FY up to and including the FY ending 30 SEP
       2011

       PLEASE NOTE THAT THIS AGENDA IS FOR MACQUARIE             Non-Voting    No vote
       INFRASTRUCTURE GROUP INTERNATIONAL LIMITED
       [MIGIL]

1.     Receive the accounts and reports of the Directors'        Mgmt          For                            For
       and the Auditor's of the Company for the YE
       30 JUN 2008

2.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          Against                        Against
       of the Company and authorize the Directors
       to determine their remuneration

3.     Re-elect Mr. Jeffery Conyers as Director of               Mgmt          For                            For
       the Company

4.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issued of securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Group International Limited are a component]
       to the responsible entity and Macquarie Investment
       Management [UK] Limited or a related body Corporate
       at a price per Stapled Securities determined
       in accordance with the Bye-laws of Macquarie
       Infrastructure Group International Limited
       in consideration of those entities applying,
       subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to: (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (I); and the Members of Macquarie Infrastructure
       Trust (II), in the same or substantially the
       same terms as the resolution; and (b) this
       approval being effective for base fees paid
       or paid payable in respect of each calendar
       quarter up to and including the Calendar quarter
       ending 30 SEP 2011

5.     Approve, for all purposes, including Australian           Mgmt          For                            For
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issued of securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Group International Limited are a component]
       to the responsible entity and Macquarie Investment
       Management [UK] Limited or a related body Corporate
       at a price per Stapled Securities determined
       in accordance with the Bye-laws of Macquarie
       Infrastructure Group International Limited
       in consideration of those entities applying,
       subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to: (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (I); and the Members of Macquarie Infrastructure
       Trust (II), in the same or substantially the
       same terms as the resolution; and (b) this
       approval being effective for base fees paid
       or paid payable in respect of each calendar
       quarter up to and including the Calendar quarter
       ending 30 SEP 2011




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE KOREA INFRASTRUCTURE FD                                                           Agenda Number:  701715609
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y53643105
    Meeting Type:  EGM
    Meeting Date:  07-Nov-2008
          Ticker:
            ISIN:  KR7088980008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION FOR THIS MEETING. THANK YOU.

1.     Re-elect the Corporate Director                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE MEDIA GROUP, SYDNEY NSW                                                           Agenda Number:  701716182
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5704Q136
    Meeting Type:  AGM
    Meeting Date:  29-Oct-2008
          Ticker:
            ISIN:  AU000000MMG0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE MEDIA HOLDINGS LTD [MMHL]. THANK
       YOU.

       To receive and consider the financial report              Non-Voting    No vote
       of MMHL and the Directors' report and the Auditor's
       report, for the FYE 30 JUN 2008

1.     Adopt the remuneration report included in MMHL's          Mgmt          For                            For
       Directors' report for the FYE 30 JUN 2008

2.     Re-elect Mr. Anthony Edward Bell as a Director            Mgmt          For                            For
       of MMHL

3.     Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 7.4, to issues of stapled securities [including
       shares in MMIHL] which have occurred in the
       12 months prior to the date of this meeting

4.     Approve, for all purposes, including for the              Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11, to
       issues of shares in MMHL that occur during
       the 3 year period commencing 29 OCT 2008 to
       Macquarie Media Management Limited [or its
       related body Corporate nominee] ["MMML"] as
       Manager to MMHL under the Management Services
       Agreement in consideration of MMML applying,
       subject to the approval of the MMG Independent
       Directors, the base fees or performance fees
       [if any] payable by MMG to MMML at the end
       of each calendar quarter in each year whilst
       this approval is in force in payment of the
       subscription price for those new securities

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE MEDIA INTERNATIONAL LTD [MMIL]. THANK
       YOU.

1.     Receive and adopt the financial report of MMIL            Mgmt          For                            For
       and the Directors' report and the Auditor's
       report, for the FYE 30 JUN 2008

2.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       of MMIL and authorize the Directors to determine
       the Auditor's remuneration

3.     Re-appoint Mr. E. Michael Leverock as a Director          Mgmt          For                            For
       of MMIL

4.     Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 7.4, to issues of stapled securities [including
       shares in MMIL] that have occurred in the 12
       months prior to the date of this meeting

5.     Approve, for all purposes, including for the              Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11, to
       issues of shares in MMIL that occur during
       the 3 year period commencing 29 OCT 2008 to
       Macquarie Media Management Limited [or its
       related body Corporate nominee] ["MMML"] as
       Manager to MMIL under the Management Services
       Agreement in consideration of MMML applying,
       subject to the approval of the MMG Independent
       Directors, the base fees or performance fees
       [if any] payable by MMG to MMML at the end
       of each calendar quarter in each year whilst
       this approval is in force in payment of the
       subscription price for those new securities
       and that authorization be given to the Directors
       to undertake all such matters as may be required
       to give effect to such issues

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE MEDIA TRUST [MMT]. THANK YOU.

S.1    Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 7.4 and ASIC Class Order 05/26, to issues
       of stapled securities [including units in MMT]
       which have occurred in the 12 months prior
       to the date of this meeting

2.     Approve, for all purposes, including for the              Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11, to
       issues of shares in MMI that occur during the
       3 year period commencing 29 OCT 2008 to Macquarie
       Media Management Limited [or its related body
       Corporate nominee] ["MMML"] as responsible
       entity to MMT under the Constitution of MMT
       in consideration of MMML applying, subject
       to the approval of the MMG Independent Directors,
       the base fees or performance fees [if any]
       payable by MMG to MMML at the end of each calendar
       quarter in each year whilst this approval is
       in force in payment of the subscription price
       for those new securities




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE MEDIA GROUP, SYDNEY NSW                                                           Agenda Number:  701833902
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5704Q136
    Meeting Type:  MIX
    Meeting Date:  14-Apr-2009
          Ticker:
            ISIN:  AU000000MMG0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BELOW RESOLUTION IS FOR MACQUARIE        Non-Voting    No vote
       MEDIA HOLDINGS LIMITED [MMHL]. THANK YOU.

1.     Approve, subject to the passing of a resolution           Mgmt          Against                        Against
       by the Members of MMT in respect of corresponding
       buy-backs of ordinary units stapled to MMHL
       ordinary shares, in accordance with Section
       257C of the Corporations Act 2001 the Members
       of MMHL authorize and approve; [a] MMHL to
       undertake buy-backs of up to 66,956,521 of
       its ordinary shares under off-market tender
       buy-back agreements and on-market buy-back
       agreements on the terms as specified; and [b]
       each agreement entered on those terms during
       the 12 months commencing on the date of this
       Resolution to the extent that: (1) approval
       of such buy-back agreements is required under
       Section 257C of the Corporations Act; and (2)
       the number of ordinary shares in MMHL bought
       back under such buy-back agreements does not
       exceed 86,956,521, this authorization and approval
       in additional to any further ordinary share
       that remain to be bought back by MMHL under
       the on-market buy-back announced on 17 DEC
       2008 of up to 10% of the smallest number of
       MMG securities on issue in the 12 months preceding
       that date

       PLEASE NOTE THAT BELOW RESOLUTION IS FOR MACQUARIE        Non-Voting    No vote
       MEDIA TRUST [MMT]. THANK YOU.

1.     Approve, subject to the passing of a Resolution           Mgmt          Against                        Against
       by the Members of MMHL in respect of corresponding
       buy-backs of ordinary shares stapled to MMT
       ordinary units, in accordance with Section
       601 KH of the Corporations Act 2001 [as inserted
       by ASIC class order 07/422] and relevant ASIC
       relief the Members of MMT authorize and approve;
       [a] MMML as responsible entity of MMT to undertake
       buy-backs of up to 86,956,521 of ordinary units
       of MMT under off-market tender buy-back agreements
       and on-market buy-back agreements on the terms
       as specified; and [b] each agreement entered
       on those terms during the 12 months commencing
       on the date of this resolution to the extent
       that; (1) approval of such buy-back agreements
       is required under section 601 KH of the Corporations
       Act [as inserted by ASIC class order 07/422]
       and relevant ASIC relief; and (2) the number
       of ordinary units of MMT bought back under
       such buy-back agreements does not exceed 86,956,521,
       this authorization and approvals is an addition
       to any further ordinary units in MMT that remain
       to bought back by MMML as responsible entity
       of MMT under the on-market buy-back announced
       on 17 DEC 2008 of up to 10% of the smallest
       number of MMG securities on issue in the 12
       months preceding that date




--------------------------------------------------------------------------------------------------------------------------
 ONEX CORP                                                                                   Agenda Number:  701896841
--------------------------------------------------------------------------------------------------------------------------
        Security:  68272K103
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  CA68272K1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTIONS
       "1 TO 3". THANK YOU.

       To receive and consider the consolidated balance          Non-Voting    No vote
       sheets of the Corporation as at 31 DEC 2008
       and the consolidated statements of earnings,
       shareholders' equity and cash flows for the
       YE, together with the report of the Auditor
       thereon

1.     Appoint an Auditor of the Corporation                     Mgmt          For                            For

2.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditor

3.     Elect the Directors as nominees of the holders            Mgmt          For                            For
       of subordinate voting shares

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PARIS-ORLEANS ET CIE, PARIS                                                                 Agenda Number:  701687406
--------------------------------------------------------------------------------------------------------------------------
        Security:  F70927144
    Meeting Type:  MIX
    Meeting Date:  29-Sep-2008
          Ticker:
            ISIN:  FR0000031684
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Executive Committee            Mgmt          Abstain                        Against
       and Supervisory Board and the Auditors, and
       approve the Company's financial statements
       for the YE 31 MAR 2008, as presented

O.2    Approve that the income for the FY be appropriated        Mgmt          For                            For
       as follows: earnings of the FY: EUR 152,455,797.51;
       balance of the retained earnings: EUR 79,918,247.58;
       distributable income: EUR 232,374,045.09; legal
       reserve: EUR 4,408,538.20; dividends: EUR 17,397,644.00;
       retained earnings: EUR 210,567,862.89; the
       shareholders will receive a net dividend of
       EUR 0.55 per share, and will entitle to the
       40% deduction provided by the French Tax Code,
       this dividend will be paid on 30 SEP 2008

O.3    Receive the reports of the Executive Committee            Mgmt          Abstain                        Against
       and Supervisory Board and the Auditors, and
       approve the consolidated financial statements
       for the said FY, in the form presented to the
       meeting; net consolidated income for the FY:
       EUR 125,900,000.00; net consolidated income,
       group share for the FY: EUR 109,100,000.00

O.4    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225.86 of
       the French Commercial Code, and approve said
       report and the agreement signed with the Company
       SAS Ponthieu-Rabelais referred to therein

O.5    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225.86 of
       the French Commercial Code, and approve said
       report and the agreement signed with the Company
       PO Gestion referred to therein

O.6    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225.86 of
       the French Commercial Code, and approves said
       report and the agreement signed with Rothschild
       CIE referred to therein

O.7    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225.86 of
       the French Commercial Code, and approve said
       report and the agreement signed with Rothschild
       CIE Banque referred to therein

O.8    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225.86 of
       the French Commercial Code, and approve said
       report and the agreement signed with Rothschilds
       Continuation Holdings referred to therein

O.9    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225.86 of
       the French Commercial Code, and approves said
       report and the agreements referred to therein

E.10   Authorize the Executive Committee and Supervisory         Mgmt          For                            For
       Board to increase the capital, on one or more
       occasions, in France or abroad, by a maximum
       nominal amount of EUR 50,000,000.00, by issuance,
       with preferred subscription rights maintained,
       of shares and or securities; [Authority expires
       at the end of 26 months]; and to take all necessary
       measures and accomplish all necessary formalities;
       this delegation of powers

E.11   Authorize the Executive Committee and Supervisory         Mgmt          Against                        Against
       Board to increase the capital, on one or more
       occasions, in France or abroad, by a maximum
       nominal amount of EUR 50,000,000.00, by issuance
       of shares and or securities; this amount shall
       count against the overall value set forth in
       Resolution Number 10; [Authority expires at
       the end of 26 months]; and approve to cancel
       the shareholders' preferential subscription
       rights; and to take all necessary measures
       and accomplish all necessary formalities; this
       delegation of powers supersedes any and all
       previous delegations to the same effect

E.12   Authorize the Executive Committee and Supervisory         Mgmt          Against                        Against
       Board to increase the capital, on one or more
       occasions, in France or abroad, by a maximum
       nominal amount of 10% of the share capital,
       by issuance of shares and or securities; this
       amount shall count against the overall value
       set forth in Resolution 10; and set the issue
       price of the ordinary shares or securities
       to be issued, in accordance with the terms
       and conditions determined by the shareholders'
       meeting; [Authority expires at the end of 26
       months]; and approve to cancel the shareholders'
       preferential subscription rights; this delegation
       of powers supersedes any and all previous delegations
       to the same effect

E.13   Authorize the Executive Committee and the Supervisory     Mgmt          For                            For
       Board to increase the share capital, on one
       or more occasions, at its sole discretion,
       in favor of employees; [Authority expires at
       the end of 18 months]; and for a nominal amount
       that shall not exceed EUR 1,000,000.00; and
       approve to cancel the shareholders' preferential
       subscription rights in favor of the employees;
       and authorize the Executive Committee and the
       Supervisory Board to take all necessary measures
       and accomplish all necessary formalities, to
       charge the share issuance costs against the
       related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to one tenth of the new capital after each
       increase

E.14   Grant authority to file the required documents/other      Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 RATOS AB                                                                                    Agenda Number:  701823216
--------------------------------------------------------------------------------------------------------------------------
        Security:  W72177111
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  SE0000111940
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting and elect Mr. Olof Stenhammar      Mgmt          For                            For
       as the Chairman of the Board

2.     Approve the voting list                                   Mgmt          For                            For

3.     Elect 2 persons to attest to the accuracy of              Mgmt          For                            For
       the minutes together with the Chairman

4.     Approve whether proper notice of the meeting              Mgmt          For                            For
       has been made

5.     Approve the agenda for the meeting                        Mgmt          For                            For

6.     The Chief Executive Officer's address                     Mgmt          For                            For

7.     Receive the annual accounts and the audit report          Mgmt          For                            For
       as well as a statement by the Auditors concerning
       guidelines for remuneration to the Senior Executives

8.     Receive any questions regarding activities in             Mgmt          For                            For
       the 2008 FY

9.     Adopt the income statement and the balance sheet          Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet

10.    Grant discharge from liability to the Members             Mgmt          For                            For
       of the Board of Directors and the Chief Executive
       Officer

11.    Approve an ordinary dividend for 2008 of SEK              Mgmt          For                            For
       9 per share and a record date of 07 APR 2009;
       and dividends are thus expected to be paid
       through Euroclear Sweden AB [formerly VPC AB]
       on 14 APR 2009

12.    Approve to fix the number of Board Members at             Mgmt          For                            For
       8 and no Deputy Members

13.    Approve the remuneration to be paid to the Board          Mgmt          For                            For
       of Directors and the Auditors to amount to
       SEK 3,200,000 to be allocated to the Chairman
       in the amount of SEK 800,000 and to each other
       Board Member with the exception of the Chief
       Executive Officer, with SEK 400,000; a separate
       fee of SEK 50,000 per year will be paid to
       the Chairman and SEK 30,000 per year to other
       Members of the Compensation Committee and the
       Audit Committee and the fees to Auditors to
       be paid in accordance with a separate agreement
       thereon

14.    Re-elect Messrs. Lars Berg, Staffan Bohman,               Mgmt          For                            For
       Arne Karlsson, Annette Sadolin, Olof Stenhammar,
       Jan Soderberg and Per-Olof Soderberg as Board
       Members and elect Ms. Margareth Ovrum as a
       new Board Member for the period until the next
       AGM has been held and; the Audit Firm KPMG
       AB with Mr. Thomas Thiel as the Senior Auditor
       were elected at the 2008 AGM for the period
       until the 2012 AGM has been held; Mr. Olof
       Stenhammer is proposed as the Chairman of the
       Board

15.    Approve the Nomination Committee, as specified            Mgmt          For                            For

16.    Approve the guidelines for remuneration to Senior         Mgmt          For                            For
       Executives, as specified

17.    Approve the decision regarding the issue of               Mgmt          For                            For
       call options and the transfer of treasury shares
       as specified

18.a   Approve the acquisition of and entering into              Mgmt          For                            For
       an agreement regarding the options shall be
       decided by the Board according to: the invitation
       to acquire options shall include the Chief
       Executive Officer and additional key people
       [investment managers, and others] working at
       Ratos, a total of approximately 30 people,
       with a maximum of between 10 and 120 options
       per person and investment; the Company's Board
       Members are not included in the invitation

18.b   Approve the acquisition of and entering into              Mgmt          For                            For
       an agreement regarding the options shall be
       decided by the Board according to: the invitation
       to acquire and agreements regarding the options
       shall include all the portfolio companies the
       Company invests in during the period from the
       2009 AGM until the next AGM; the total number
       of options attributable to one portfolio company
       shall amount to 1,000; the total number of
       options per portfolio shall relate to 3% of
       the Company's investment in the portfolio company;
       however, a maximum total of 8,000 synthetic
       options shall be issued in the 2009 Option
       Programme

18.c   Approve the acquisition of and entering into              Mgmt          For                            For
       an agreement regarding the options shall be
       decided by the Board according to: participants
       in the 2009 Option Programme shall no later
       than 15 MAY 2009 provide notification of how
       many options per investment he or she wishes
       to purchase; notification and the invitation
       to acquire shall relate to options in all portfolio
       companies invested in by the Company during
       the period from the 2009 AGM until the next
       AGM [subject to the limitation that a maximum
       total of 8,000 options may issued in the 2009
       Option Programme]

18.d   Approve the acquisition of and entering into              Mgmt          For                            For
       an agreement regarding the options shall be
       decided by the Board according to: Employees'
       option acquisitions shall be made at market
       value; the value will be calculated by an independent
       valuation institute applying a standard valuation
       model [Black & Scholes]

18.e   Approve the acquisition of and entering into              Mgmt          For                            For
       an agreement regarding the options shall be
       decided by the Board according to: acquisition
       of options attributable to a specific portfolio
       company shall take place in conjunction with
       the Company's investment in the portfolio company

18.f   Approve the acquisition of and entering into              Mgmt          For                            For
       an agreement regarding the options shall be
       decided by the Board according to: the issue
       of synthetic options shall take place by an
       agreement being concluded between the Company
       and the employee containing the specified terms
       and conditions

18.g   Approve the acquisition of and entering into              Mgmt          For                            For
       an agreement regarding the options shall be
       decided by the Board according to: the Board
       shall be responsible for the detailed design
       and management of the 2009 Option Programme
       within the framework of the specified main
       terms and conditions

19.    Authorize the Board, during the period before             Mgmt          For                            For
       the next AGM to decide on acquisition of treasury
       shares in accordance with the specified conditions

20.    Authorize the Board, during the period until              Mgmt          For                            For
       the next AGM, in conjunction with Company acquisitions,
       on one or more occasions, deviating from the
       pre-emptive rights of shareholders, through
       set-off or non-cash, to make a decision on
       a new issue of class B shares in the Company;
       this authorization shall comprise a maximum
       of 30 million class B shares in the Company;
       approve to entitle the Board of Directors,
       the Chief Executive Officer or the person appointed
       by one of them to make any minor adjustments
       to the above decision which might be required
       in conjunction with registration with the Swedish
       Companies Registration Office

21.    Any other business                                        Non-Voting    No vote

22.    Receive the 2008 Directors' report and the Audit          Mgmt          For                            For
       report for the Torsten Soderberg Foundation
       and the Ragnar Soderberg Foundation

23.    Conclusion of the meeting                                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RHJ INTERNATIONAL SA, BRUXELLES                                                             Agenda Number:  701668432
--------------------------------------------------------------------------------------------------------------------------
        Security:  B70883101
    Meeting Type:  EGM
    Meeting Date:  16-Sep-2008
          Ticker:
            ISIN:  BE0003815322
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE IN THE EVENT THE MEETING IS UNABLE            Non-Voting    No vote
       TO PROCEED ON RESOLUTIONS 1 TO 3 DUE TO NOT
       MEETING THE 50% QUORUM, THERE WILL BE A SECOND
       CALL ON 16 SEP 2008 AT 4 PM. CONSEQUENTLY,
       YOUR VOTING INSTRUCTIONS WILL REMAIN VALID
       FOR ALL CALLS UNLESS THE AGENDA IS AMENDED.
       PLEASE BE ALSO ADVISED THAT YOUR SHARES WILL
       BE BLOCKED UNTIL THE QUORUM IS MET OR THE MEETING
       IS CANCELLED. THANK YOU.

1.     Approve to renew, for a duration commencing               Mgmt          No vote
       on the date of the EGM and ending on 26 APR
       2010, the authorization set forth in Indent
       5 of Article 8 of the Articles of Association,
       and to replace, as a result of this resolution,
       such Indent 5 with the specified text

2.     Approve to renew, with effect as at the date              Mgmt          No vote
       of the EGM and for a duration of 18 months,
       the share buy-back authorization set forth
       in Indent 1 of Article 12 of the Articles of
       Association, and to replace, as a result of
       this resolution, Indent 2 of Article 12 with
       the specified text; it being specified, insofar
       as necessary, that the authorizations related
       to the share buy-back authorization as these
       are set forth in Indents 3 and 4 of Article
       12 will continue to apply

3.     Approve to renew, with effect as at the date              Mgmt          No vote
       of publication, in the Belgian Official Gazette,
       of an extract of the minutes of the EGM and
       for a duration of 3 years, the share buy-back
       authorization set forth in Indent 5 of Article
       12 of the Articles of Association, and to replace,
       as a result of this resolution, such Indent
       5 with the specified text

4.     Authorize the General Counsel, with right of              Mgmt          No vote
       substitution, for the restatement of the Articles
       of Association as a result of the amendments
       set forth in the Resolutions 1, 2 and 3 and
       for the fulfillment of any other formalities
       necessary or useful in connection with such
       amendments




--------------------------------------------------------------------------------------------------------------------------
 RHJ INTERNATIONAL SA, BRUXELLES                                                             Agenda Number:  701685680
--------------------------------------------------------------------------------------------------------------------------
        Security:  B70883101
    Meeting Type:  AGM
    Meeting Date:  16-Sep-2008
          Ticker:
            ISIN:  BE0003815322
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       Presentation of the consolidated and non-consolidated     Non-Voting    No vote
       reports by the Board of Directors on the FYE
       31 MAR 2008

       Presentation of the consolidated and non-consolidated     Non-Voting    No vote
       reports by the Statutory Auditor on the FYE
       31 MAR 2008

       Presentation of the consolidated financial statements     Non-Voting    No vote
       for the FYE 31 MAR 2008

1.     Approve the non-consolidated financial statements         Mgmt          No vote
       for the FYE 31 MAR 2008, including the following
       allocation of results: Loss for the FY: - JPY
       [5,678] million; Profit carried forward from
       the preceding FY: + JPY 3,956 million; Result
       to be allocated: - JPY (1,722) million Loss
       to be carried forward: - JPY (1,722) million

2.     Grant discharge and release to Messrs. D. Ronald          Mgmt          No vote
       Daniel, Timothy C. Collins, Leonhard Fischer,
       Harvey Golub, Victor Halberstadt, Bjorn Konig,
       Jun Makihara, Lord Jacob Rothschild and Jeremy
       W. Sillem for the performance of their duties
       as Directors during the FYE 31 MAR 2008

3.     Grant a discharge and release to KPMG Reviseurs           Mgmt          No vote
       D'Entreprises [represented by Mr. Benoit Van
       Roost, partner] for the performance of their
       duties during the FYE 31 MAR 2008

4.     Re-appoint Mr. Timothy C. Collins as a Director           Mgmt          No vote
       until immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

5.     Re-appoint Mr. D. Leonhard Fischer as a Director          Mgmt          No vote
       until immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

6.     Re-appoint Mr. D. Ronald Daniel as a Director             Mgmt          No vote
       until immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

7.     Re-appoint Mr. Harvey Golub as a Director until           Mgmt          No vote
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

8.     Re-appoint Mr. Bjorn Konig as a Director until            Mgmt          No vote
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

9.     Re-appoint Mr. Jun Makihara as a Director until           Mgmt          No vote
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

10.    Re-appoint Mr. Jeremy W. Sillem as a Director             Mgmt          No vote
       until immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

11.    Appoint Dr. Mathias Dopfner as a Director until           Mgmt          No vote
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

12.    Appoint Mr. Gerd Hausler as a Director until              Mgmt          No vote
       immediately after the Annual Shareholders'
       Meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

13.    Approve the granting to Messrs. Harvey Golub,             Mgmt          No vote
       Bjorn Konig, Jun Makihara, Jeremy W. Sillem,
       Mathias Dopfner and Gerd Hausler, of a fixed
       remuneration of EUR 100,000 per year as compensation
       for their services as Directors during each
       relevant FY

14.    Approve the granting to Mr. D. Ronald Daniel              Mgmt          No vote
       of a fixed remuneration of EUR 250,000 per
       year as compensation for his services as Director
       during each relevant FY

15.    Acknowledge that Messrs. Bjorn Konig, Jun Makihara,       Mgmt          No vote
       Jeremy W. Sillem and Mathias Dopfner comply
       with the family and financial criteria of independence
       set out in Article 524 Section 4, second indent
       of the Belgian Companies Code

16.    Acknowledge that none of the criteria specified           Mgmt          No vote
       in Article 524 Section 4, second indent, 2
       and 3 of the Belgian Companies Code and which
       would otherwise prevent them from being independent,
       are met by Messrs. Bjorn Konig, Jun Makihara,
       Jeremy W. Sillem and Mathias Dopfner

17.    Acknowledge that, in the opinion of the Company,          Mgmt          No vote
       Messrs. Bjorn Konig, Jun Makihara, Jeremy W.
       Sillem and Mathias Dopfner do not have any
       relationship with a Company which could compromise
       their independence

18.    Re-appoint KPMG Reviseurs d'Entreprises [represented      Mgmt          No vote
       by Mr. Benoit Van Roost, partner] as the Statutory
       Auditor for review of the consolidated financial
       statements and for a period of 3 years until
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       consolidated financial statements for the FYE
       31 MAR 2011

19.    Approve, pursuant to Article 556 of the Belgian           Mgmt          No vote
       Companies Code, any provision granting to the
       holders of any bonds, [mandatory] convertible
       bonds or notes that the Company may issue within
       the 12 months this annual shareholders meeting,
       in 1 or several offerings and trenches, denominated
       either in EUR, USD or JPY, with a maturity
       or maturities not exceeding 30 years, for a
       maximum amount of EUR 1bn [or the USD or JPY
       equivalent thereof], the right to obtain the
       redemption of the bonds, [mandatory] convertible
       bonds or notes for an amount not in excess
       of 110% of principal amount plus accrued and
       unpaid interest, in the event of a change of
       control of the Company, as may be provided
       in the terms and conditions relating to such
       bonds, [mandatory] convertible bonds or notes,
       any such issue of bonds, [mandatory] convertible
       bonds or notes shall be disclosed through a
       press release, which shall summarize the applicable
       change of control provision and mention the
       total amount of bonds, [mandatory] convertible
       bonds or notes already issued by the Company
       and subject to a change of control provision
       approved under the present resolution




--------------------------------------------------------------------------------------------------------------------------
 TRACTION HOLDING AB                                                                         Agenda Number:  701926721
--------------------------------------------------------------------------------------------------------------------------
        Security:  W96162107
    Meeting Type:  AGM
    Meeting Date:  11-May-2009
          Ticker:
            ISIN:  SE0000391716
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN         Non-Voting    No vote
       ACCEPT ABSTAIN AS A VALID VOTE OPTION. THANK
       YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect the Chairman of the meeting                         Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Approve the voting register                               Mgmt          For                            For

5.     Elect 2 persons to verify the minutes                     Mgmt          For                            For

6.     Approve to ensure that the meeting has been               Mgmt          For                            For
       duly convened

7.     Approve the address by the Managing Director              Mgmt          For                            For

8.     Receive the annual report and Auditor's report,           Mgmt          For                            For
       also the consolidated annual report and consolidated
       Auditor's report

9.     Approve the questions                                     Mgmt          For                            For

10.a   Approve the result and balance sheet, also the            Mgmt          For                            For
       consolidated result and balance sheet

10.b   Approve to distribute SEK 2.50 per share for              Mgmt          For                            For
       the FY 2008, 14 MAY 2009 will be the record
       day; the dividend will be distributed on 19
       MAY 2009; the disposition of the Company's
       result for the FY 2008 shows that the Company's
       result brought forward of SEK 1,045,400,000.00
       and the result of the year of SEK 39,800,000.00
       [balance of SEK 1,005,600.00] will be carried
       forward; a total of SEK 40,900,000.00 will
       be distributed as dividends; the parent Company's
       equity is about SEK 1,012 million; the Group's
       equity is about SEK 1,147 million

10.c   Approve the exemption of responsibility for               Mgmt          For                            For
       the Members of the Board of Directors and the
       Managing Director

11.    Approve the honorary of SEK 75,000.00 to each             Mgmt          For                            For
       ordinary member of the Board that is not employed
       in the Company; no honorary to the Chairman
       of the Board; and the Auditor's fees will be
       paid as per account

12.    Approve the Members of the Board to be set at             Mgmt          For                            For
       6; re-elect Messrs. Jan Andersson, Jan Kjellman,
       Bengt Stillstrom, Petter Stillstrom and Par
       Sundberg; elect Ms. Maria Linde as a new member
       of the Board; and Mr. Bengt Stillstrom as the
       Chairman of the Board

13.    Approve the guidelines for determination of               Mgmt          For                            For
       salaries and other compensation for the Management
       Team; the Management Team's remuneration will
       be composed by a fixed salary and a variable
       salary

14.    Amend Section 10 of the Articles of Association           Mgmt          For                            For
       as specified

15.a   Authorize the Board to decide on 1 or more occasions      Mgmt          For                            For
       to acquire own shares in order to improve the
       Company's capital structure and share value;
       1) the shares will be acquired either at the
       NASDAQOMX or the offer will be made directly
       to shareholders; 2) a maximum of 10% of the
       Company's shares may be acquired; 3) the maximum
       and minimum value to be paid will be based
       on the value of the shares at the stock exchange
       market 7 days before and 7 days after the day
       of acquisition; [Authority will be valid until
       the next AGM]

15.b   Authorize the Board to decide on 1 or more occasions      Mgmt          For                            For
       to transfer own shares; 1) a maximum of 10%
       of the Company's shares, previously acquired,
       may be transferred; 2) the value will be based
       on the market on the moment of transfer; 3)
       the transfer of shares will occur at the NASDAQOMX
       and in connection with acquisition of companies;
       [Authority will be valid until the next AGM]

16.    Elect Messrs. Bengt Stillstrom and Gunnar Lindberg        Mgmt          For                            For
       [Chairman] as the Members of the Nomination
       Committee

17.    Other issues                                              Non-Voting    No vote

18.    End of the meeting                                        Mgmt          For                            For



PowerShares MENA Frontier Countries Portfolio
--------------------------------------------------------------------------------------------------------------------------
 AIR ARABIA PJSC                                                                             Agenda Number:  701819039
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0367N110
    Meeting Type:  AGM
    Meeting Date:  23-Mar-2009
          Ticker:
            ISIN:  AE000A0MX9U4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to discuss the board of directors report          Mgmt          No vote
       regarding the Company's activities and it financial
       position for the year ending 31 DEC 2008

2.     Approve to discuss the report of   the External           Mgmt          No vote
       Auditors in respect o f the Company's financial
       year ending 31 DEC 2008

3.     Approve the balance sheet and the profit and              Mgmt          No vote
       loss account of the company for the financial
       year ending 31 DEC 2008

4.     Approve the recommendation of the board of directors      Mgmt          No vote
       regarding the dividend distribution of 10%
       per share for the financial year ending 31
       DEC 2008

5.     Approve the proposal of board of directors for            Mgmt          No vote
       the Board of Directors Members remuneration

6.     Approve the members of the Board of Directors             Mgmt          No vote
       and External Auditors of their liability in
       respect to  their work for the period ending
       31 DEC 2008

7.     Appoint the External Auditors of the company              Mgmt          No vote
       for the year 2009 and to determine their remuneration

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 MAR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF SECOND CALL COMMENT AND RECORD DATE. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 ALLIANCES DEVELOPPEMENT IMMOBILIER                                                          Agenda Number:  701804723
--------------------------------------------------------------------------------------------------------------------------
        Security:  V0192B109
    Meeting Type:  OGM
    Meeting Date:  09-Feb-2009
          Ticker:
            ISIN:  MA0000011819
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Board of Directors minute with regards        Mgmt          No vote
       to Alliances repurchase program and authorization
       of the program, the repurchase programs main
       characteristics are as follows: maximum number
       of shares to acquire 605,000 shares 05 of the
       capital maximum price for purchase and sale
       MAD 600 per share, minimum price for purchase
       and sale MAD 1,000 per share programs period
       18 months

2.     Approve to accept the resignation of Mr. Bernard          Mgmt          No vote
       Wauquier, Director

3.     Approve the designation of Mr. M. Karim Belmaachi         Mgmt          No vote
       as an Administrator in replacement of Mr. M.
       Bernard Wauquier

4.     Grant authority to the holder of a copy or a              Mgmt          No vote
       certified true copy of the general meetings
       minute in order to perform the formalities
       set by the Law




--------------------------------------------------------------------------------------------------------------------------
 ARAB BANK                                                                                   Agenda Number:  701843674
--------------------------------------------------------------------------------------------------------------------------
        Security:  M12702102
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JO1302311013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to recite previous minutes of the last            Mgmt          No vote
       AGM

2.     Receive the Board of Directors report for the             Mgmt          No vote
       Company's accomplishments for the year 2008

3.     Receive the Auditors report for the year 2008             Mgmt          No vote

4.     Approve the Company's financial data for the              Mgmt          No vote
       year 2008 and the Board of Directors suggestion
       to distribute dividends 25%

5.     Approve to indemnify Board of Directors for               Mgmt          No vote
       the year 2008

6.     Elect the Company's Auditors for the year 2009            Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ARAB POTASH CO LTD                                                                          Agenda Number:  701875443
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1461V107
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  JO4104311017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the previous minutes of the last AGM              Mgmt          No vote

2.     Approve the Board of Director report for the              Mgmt          No vote
       Company's accomplishments for the Year 2008

3.     Approve the Auditors report for the Year 2008             Mgmt          No vote

4.     Approve the Company's financial data for the              Mgmt          No vote
       Year 2008

5.     Approve the Board of Director suggestion to               Mgmt          No vote
       distribute dividends 5%

6.     Approve to indemnify Board of Director for the            Mgmt          No vote
       year 2008

7.     Elect the Company's Auditors for the Year 2009            Mgmt          No vote

8.     Other issues                                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BANKMUSCAT                                                                                  Agenda Number:  701834663
--------------------------------------------------------------------------------------------------------------------------
        Security:  M16157121
    Meeting Type:  EGM
    Meeting Date:  19-Mar-2009
          Ticker:
            ISIN:  OM0001214044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Article 22 and 38 of the Articles               Mgmt          No vote
       of Association of the bank as specified




--------------------------------------------------------------------------------------------------------------------------
 BANKMUSCAT                                                                                  Agenda Number:  701837291
--------------------------------------------------------------------------------------------------------------------------
        Security:  M16157121
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2009
          Ticker:
            ISIN:  OM0001214044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          No vote
       for the FYE 31 DEC 2008

2.     Approve the report on Corporate Governance for            Mgmt          No vote
       the FYE 31 DEC 2008

3.     Approve the Auditors report, the balance sheet            Mgmt          No vote
       and profit and loss accounts for the FYE 31
       DEC 2008

4.     Approve the Board of Directors recommendation             Mgmt          No vote
       to distribute cash dividend at the rate of
       20% of the issued share capital of the Bank
       being 20 baisas per share for the FYE 31 DEC
       2008

5.     Approve the Board of Directors recommendation             Mgmt          No vote
       to issue convertible bonds at the rate of 30%
       per share of the issues share capital of the
       Bank being 3 bonds for each 100 shares held
       for the FYE 31 DEC 2008

6.     Ratify the sitting fees for the Board of Directors        Mgmt          No vote
       and its Committees meetings for the FYE 31
       DEC 2008 amounting to OMR 83,500 and fix sitting
       fees for the FY 2009

7.     Approve the Board of Directors remuneration               Mgmt          No vote
       of OMR 116500 for the FYE 31 DEC 2008

8.     Approve the report on related parties transactions        Mgmt          No vote
       for transactions concluded during FYE 31 DEC
       2008

9.     Approve the Board of Directors recommendations            Mgmt          No vote
       at lease 2 branch premises and a residential
       property from related parties for 2009 to 2013
       on yearly renewable leases at the same rental
       amounts subject to the requirements of the
       Bank as detailed in the enclosure

10.    Elect 2 provisional members on the Board of               Mgmt          No vote
       Directors to fill in 2 vacancies pursuant to
       the provisions of the Articles of Association
       of the Bank

11.    Appoint the Auditors for the FY 2009 and approve          Mgmt          No vote
       to fix their fees subject to the approval of
       the regulatory authorities




--------------------------------------------------------------------------------------------------------------------------
 BANQUE MAROCAINE DU COMMERCE EXTERIEUR BMCE                                                 Agenda Number:  701743127
--------------------------------------------------------------------------------------------------------------------------
        Security:  V08866143
    Meeting Type:  MIX
    Meeting Date:  20-Nov-2008
          Ticker:
            ISIN:  MA0000011835
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting    No vote

E.1    Receive the Board of Directors report in relation         Mgmt          No vote
       to the proposition of harmonizing the By-laws
       with DAHIR 108 18 carrying Law 20 05 that modifies
       and completes Law 1795 organizing Joint Stock
       Companies and DAHIR 105 178 carrying Law 34
       03 governing Financial Institutions

O.2    Approve to renew the banks repurchase program             Mgmt          No vote
       fixing the repurchase modalities and authorize
       the Board of Directors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CAPITAL BANK OF JORDAN                                                                      Agenda Number:  701875429
--------------------------------------------------------------------------------------------------------------------------
        Security:  M41412103
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  JO1101711017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the minutes of the last AGM                       Mgmt          No vote

2.     Receive the Board of Directors' report for the            Mgmt          No vote
       Company's accomplishments for the year 2008

3.     Receive the Auditors' report for the year 2008            Mgmt          No vote

4.     Approve the Company's financial data for the              Mgmt          No vote
       year 2008

5.     Approve to indemnify the Board of Directors               Mgmt          No vote
       for the year 2008 dividends 40%

6.     Elect the Company's Auditors for the year 2009            Mgmt          No vote

7.     Others issues                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL INTL BK EGYPT S A E                                                              Agenda Number:  701814180
--------------------------------------------------------------------------------------------------------------------------
        Security:  M25561107
    Meeting Type:  AGM
    Meeting Date:  05-Mar-2009
          Ticker:
            ISIN:  EGS60121C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the Board of Directors report on the              Mgmt          No vote
       Company activity for the fiscal period ended
       31 DEC 2008

2.     Receive the Auditor report on the balance sheet           Mgmt          No vote
       and income statement and other financial statements
       for the FYE 31 DEC 2008

3.     Approve the balance sheet and income statement            Mgmt          No vote
       and other financial statements for the FYE
       31 DEC 2008

4.     Approve the Profit Distribution Scheme for the            Mgmt          No vote
       fiscal period ending 31 DEC 2008

5.     Approve to release the Board of Directors responsibilitiesMgmt          No vote
       and to determine their bonuses for the FYE
       31 DEC 2008

6.     Approve to hire the Auditors for the FY ending            Mgmt          No vote
       on 31 DEC 2009 and to determine their fees

7.     Authorize the Board of Directors to make donations        Mgmt          No vote
       in the year 2009

8.     Approve to announce the annual bonus decided              Mgmt          No vote
       by the Board of Directors for the Sub Committees

9.     Approve to announce the changes in the Board              Mgmt          No vote
       of Directors formation occurred since the last
       held general meeting




--------------------------------------------------------------------------------------------------------------------------
 DP WORLD LTD GLOBAL MEDIUM  TERM NTS BOOK ENTRY 144A                                        Agenda Number:  701930249
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2851H104
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  AEDFXA0M6V00
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's annual accounts for the             Mgmt          No vote
       FYE 31 DEC 2008 together with the Auditors'
       report on those accounts

2.     Declare a final dividend of USD 0.69 per share            Mgmt          No vote
       in respect of the YE 31 DEC 2008 payable to
       shareholders on the register at the close of
       business on 27 APR 2009

3.     Re-appoint Mr. Sultan Ahmed Bin Sulayem as a              Mgmt          No vote
       Director of the Company in accordance with
       the Articles of Association [the Articles]

4.     Re-appoint Mr. Jamal Majid Bin Thaniah as a               Mgmt          No vote
       Director of the Company in accordance with
       the Articles

5.     Re-appoint Mr. David Williams as a Director               Mgmt          No vote
       of the Company in accordance with the Articles

6.     Re-appoint Messrs. KPMF LLB as the Independent            Mgmt          No vote
       Auditors of the Company to hold office from
       the conclusion of this meeting until the conclusion
       of the next general meeting of the Company
       at which accounts are laid

7.     Authorize the Directors to determine the remuneration     Mgmt          No vote
       of KPMG LLP

8.     Authorize the Company to make one or more market          Mgmt          No vote
       purchases of ordinary shares of USD 0.10 each
       in the capital of the Company [ordinary shares]
       provided that: the maximum aggregate number
       of ordinary shares authorized to purchased
       is 581,000,000 [representing 3.5% of the Company's
       issued ordinary share capital]; the price which
       may be paid for an ordinary share shall be
       in accordance with the rules of NASDAQ Dubai
       and applicable Law, in each case as applicable
       from time to time; [Authority shall expire
       on the earlier of the conclusion of the next
       AGM of the Company and 28 AUG 2010]; and the
       Company may make a contract to purchase ordinary
       shares under this authority before the expiry
       of the authority which will or may be executed
       wholly or partly after the expiry of the authority,
       and may make a purchase of ordinary shares
       in pursuance of any such contract

9.     Authorize the Directors, in substitution for              Mgmt          No vote
       all existing authorities and/or powers, for
       the purposes of the Articles to exercise all
       powers of the Company to allot and issue relevant
       Securities [as defined in the Articles] up
       to an aggregate nominal amount of USD 553,333,333.30;
       [Authority expires on the earlier of the conclusion
       of the next AGM of the Company and 30 JUN 2010];
       provided that the Company may before such expiry
       make an offer or agreement which would or might
       require allotment or issuance of relevant Securities
       in pursuance of that offer or agreement as
       if the authority conferred by this resolution
       had not expired

S.10   Authorize the Directors, for all existing authorities     Mgmt          No vote
       and/or powers, pursuant to the Articles to
       allot Equity Securities [as specified], pursuant
       to the general authority conferred by resolution
       9 as if Article 7 of the Articles [Pre-emption
       rights] did not apply to such allotment, provided
       that the power conferred by this resolution;
       [Authority expire on the earlier of the conclusion
       of the next AGM of the Company and 30 JUN 2010];
       provided that the Company may before such expiry
       make an offer or agreement which would or might
       require Equity Securities to be issued or allotted
       after expiry of this authority, and the Directors
       may allot equity securities in pursuance of
       the offer or agreement as if the authority
       conferred by this resolution has not expired;
       and is limited to: i) the allotment of Equity
       Securities in connection with a rights issue,
       open offer or any other pre-emptive offer in
       favor or ordinary shareholders but subject
       to such exclusions as may be necessary to deal
       with fractional entitlements or legal or practical
       problems under any laws or requirements of
       any regulatory body in any jurisdiction; and
       ii) the allotment [other than pursuant to i]
       of Equity Securities for cash up to an aggregate
       amount of USD 83,000,00

S.11   Authorize the Company to reduce its share capital         Mgmt          No vote
       by canceling any or all of the ordinary shares
       purchased by the Company pursuant to the general
       authority to make market purchases conferred
       by resolution 8 at such time as Directors shall
       see fit in their discretion, or otherwise to
       deal with any or all of those ordinary shares,
       in accordance with applicable Law and regulation,
       in such manner as the Directors shall decide




--------------------------------------------------------------------------------------------------------------------------
 DUBAI FINANCIAL MARKET P.J.S.C, DUBAI                                                       Agenda Number:  701861696
--------------------------------------------------------------------------------------------------------------------------
        Security:  M28814107
    Meeting Type:  EGM
    Meeting Date:  05-Apr-2009
          Ticker:
            ISIN:  AE000A0MNV19
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the  deletion of non national word from           Mgmt          No vote
       point 2 as stated in Article  No. 15 of the
       Article of Association

2.     Approve the  discontinuation of 10 % deduction            Mgmt          No vote
       allocated to the special reserve account as
       stated in Article No. 67 of the Article of
       association

3.     Amend the Article No. 50 regarding Sharia Board           Mgmt          No vote
       Membership and Articles No.53 and 54 regarding
       the translation matters

4.     Amend the Article of Association according to             Mgmt          No vote
       the a forementioned changes




--------------------------------------------------------------------------------------------------------------------------
 DUBAI FINANCIAL MARKET P.J.S.C, DUBAI                                                       Agenda Number:  701862105
--------------------------------------------------------------------------------------------------------------------------
        Security:  M28814107
    Meeting Type:  AGM
    Meeting Date:  05-Apr-2009
          Ticker:
            ISIN:  AE000A0MNV19
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 539898 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Ratify the Board of Directors report of company's         Mgmt          No vote
       performance and its financial position for
       the FYE 31 DEC 2008

2.     Ratify the External Auditor's report for the              Mgmt          No vote
       FYE 31 DEC 2008

3.     Ratify the Company's balance sheet and income             Mgmt          No vote
       statement for the FYE 31 DEC 2008

4.     Ratify the Sharia and Fatwa Supervisory Board             Mgmt          No vote
       report for the FYE 31 DEC 2008

5.     Approve the Board of Directors proposal of dividend       Mgmt          No vote
       distribution to shareholders amounted to 8%
       cash dividend

6.     Approve the Board of Directors remuneration               Mgmt          No vote
       for the FYE 31 DEC 2008

7.     Approve the proposed donation to charitable               Mgmt          No vote
       Associations and societies as per the Article
       no 198 Federal Law no 8 of year 1984 and its
       subsequent amendments regarding Commercial
       Companies

8.     Approve the discontinuation of 10% deduction              Mgmt          No vote
       allocated to the general reserve account and
       determine its utilization purposes

9.     Grant discharge to the members of the Board               Mgmt          No vote
       of Directors and the External Auditors from
       their liabilities for the FYE 31 DEC 2008

10.    Re-appoint the members of Sharia and Fatwa Supervisory    Mgmt          No vote
       Board for the coming term

11.    Re-appoint the External Auditors for the FY               Mgmt          No vote
       2009 and determine their professional fees




--------------------------------------------------------------------------------------------------------------------------
 EFG-HERMES HLDG S A E                                                                       Agenda Number:  701858699
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3047P109
    Meeting Type:  OGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  EGS69101C011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the Board of Director's report on the             Mgmt          No vote
       Company's activity for the FYE 31DEC 2008

2.     Receive the financial Auditor report for the              Mgmt          No vote
       FYE 31 DEC 2008

3.     Approve the Company's financial statements for            Mgmt          No vote
       the FYE 31 DEC 2008

4.     Approve the profit distribution suggestion for            Mgmt          No vote
       the FYE 31 DEC 2008

5.     Approve to release the Board of Directors responsibilitiesMgmt          No vote
       for the FYE 31 DEC 2008

6.     Approve to determine the Board of Directors               Mgmt          No vote
       transportation and attendance allowances for
       the FY 2009

7.     Reappoint the Auditors for the new FY 2009 and            Mgmt          No vote
       authorize of Board of Directors to decide their
       fees

8.     Authorize the Board of Directors to give donations        Mgmt          No vote
       above EGP 1000.00 for the year 2009




--------------------------------------------------------------------------------------------------------------------------
 EFG-HERMES HLDG S A E                                                                       Agenda Number:  701857065
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3047P109
    Meeting Type:  EGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  EGS69101C011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the issued capital reduction suggestion           Mgmt          No vote
       from EGP 1,939,320,000 to EGP 1,913,570,000
       through execution the quantity of 5,150,000
       treasury shares




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN COMPANY FOR MOBILE SERVICES (MOBINIL)                                              Agenda Number:  701685464
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3126P103
    Meeting Type:  MIX
    Meeting Date:  31-Aug-2008
          Ticker:
            ISIN:  EGS48011C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM.THANK YOU                 Non-Voting    No vote

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to review the Board of Directors suggestion       Mgmt          For                            For
       for adding more activities in the field of
       computer sales and distribution as well as
       all computers' related supplements in addition
       that the Company will be involvedin the maintenance
       activities also reviewing the amendment of
       the third Article of the Companys basic decree
       as to fit this new addition

2.     Approve to review the authorization of the Chairman       Mgmt          For                            For
       for imposing any amendments proposed by the
       Governmental parties on the meeting decisions
       and the Companys basic decree amendment project

3.     Approve to review the authorization of KPMG               Mgmt          For                            For
       Hazem Hassan in taking all necessary procedures
       for authorizing the meetings report and executing
       all the meetings decisions as well as the Comapnys
       basic decree amendment




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN COMPANY FOR MOBILE SERVICES (MOBINIL)                                              Agenda Number:  701686062
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3126P103
    Meeting Type:  AGM
    Meeting Date:  31-Aug-2008
          Ticker:
            ISIN:  EGS48011C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the Board of Directors report for the             Mgmt          For                            For
       fiscal period ended on 30 JUN 2008

2.     Approve the Auditors report on the Company's              Mgmt          For                            For
       financial statements for the fiscal period
       ended on 30 JUN 2008

3.     Approve to review the authorization of the Company's      Mgmt          For                            For
       financial statements for the fiscal period
       on 30 JUN 2008

4.     Approve to review the suggested Profit Distribution       Mgmt          For                            For
       Account for the fiscal period ended on 30 JUN
       2008

5.     Approve the changes occurred on the Company's             Mgmt          For                            For
       Board of Directors during the last period




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN COMPANY FOR MOBILE SERVICES (MOBINIL)                                              Agenda Number:  701785113
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3126P103
    Meeting Type:  AGM
    Meeting Date:  21-Dec-2008
          Ticker:
            ISIN:  EGS48011C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Authorize the Board of Directors report for               Mgmt          No vote
       the FYE 30 SEP 2008

2.     Grant authority to the financial Auditors report          Mgmt          No vote
       for the FYE 30 SEP 2008

3.     Authorize the Company's financial statements              Mgmt          No vote
       for the FYE 30 SEP 2008

4.     Approve the profit distribution for the FYE               Mgmt          No vote
       30 SEP 2008

5.     Authorize the Board of Directors changes for              Mgmt          No vote
       the last period




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN COMPANY FOR MOBILE SERVICES (MOBINIL)                                              Agenda Number:  701842999
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3126P103
    Meeting Type:  OGM
    Meeting Date:  19-Mar-2009
          Ticker:
            ISIN:  EGS48011C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the Board of Directors report and its             Mgmt          No vote
       financial positions for the FYE 31 DEC 2008

2.     Approve the Board of Auditors report and its              Mgmt          No vote
       financial positions for the FYE 31 DEC 2008

3.     Approve to the Company financial statements               Mgmt          No vote
       for the FYE 31 DEC 2008

4.     Approve the suggested Profit Distribution Scheme          Mgmt          No vote
       for the FYE 31 DEC 2008

5.     Approve the changes occurred on the Board of              Mgmt          No vote
       Directors for the previous period

6.     Approve to release the Company's Board of Directors       Mgmt          No vote
       Members from their responsibility during the
       FYE 31 DEC 2008

7.     Approve the determination of the Board of Directors       Mgmt          No vote
       bonuses and allowance for the FYE 31 DEC 2009

8.     Authorize the Board of Directors to Execute               Mgmt          No vote
       Compensation Contracts with the Companys shareholders
       and the Board Members

9.     Approve the donations occurred during FYE on              Mgmt          No vote
       31 DEC 2008 and determining the donations for
       the FYE 31 DEC 2009

10.    Approve the recruiting the Companys Auditors              Mgmt          No vote
       for the FYE 31 DEC 2009 and determining their
       fees




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN COMPANY FOR MOBILE SERVICES (MOBINIL)                                              Agenda Number:  701831794
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3126P103
    Meeting Type:  EGM
    Meeting Date:  19-Mar-2009
          Ticker:
            ISIN:  EGS48011C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Amend the Article number 26 from the Company              Mgmt          No vote
       basic decree

2.     Authorize the KPMG Hazem Hassan in taking all             Mgmt          No vote
       necessary precautions to certify meeting documentation
       as well as all necessary procedures for amending
       the Article number 26 from the Company basic
       decree




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN KUWAITI HOLDING                                                                    Agenda Number:  701813912
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3400B101
    Meeting Type:  AGM
    Meeting Date:  26-Feb-2009
          Ticker:
            ISIN:  EGS69082C013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Authorize the Board of Directors report for               Mgmt          No vote
       the FYE 31 DEC 2008

2.     Approve to review the Auditors report about               Mgmt          No vote
       the Company's financial statements for the
       FYE 31 DEC 2008

3.     Approve the balance sheet and the ending balances         Mgmt          No vote
       for the FYE 31 DEC 2008

4.     Approve the Board of Directors suggestion concerning      Mgmt          No vote
       the profit distribution for the FYE 31 DEC
       2008

5.     Approve to release the Board of Directors responsibilitiesMgmt          No vote
       for the FYE 31 DEC 2008

6.     Approve to determine the Board of Directors               Mgmt          No vote
       bonus as well as the attendance and transportation
       allowances for the year 2009

7.     Approve the recruiting of the Auditor and determine       Mgmt          No vote
       his fees for the FYE 31 DEC 2009

8.     Authorize the Board or whom they delegate to              Mgmt          No vote
       make donations during the year 2009

9.     Approve the nomination of the Board of Directors          Mgmt          No vote
       for a new period which will last for 3 months

10.    Authorize the Board of Directors to execute               Mgmt          No vote
       compensative contracts




--------------------------------------------------------------------------------------------------------------------------
 EL EZZ ALDEKHELA STEEL - ALEXANDRIA                                                         Agenda Number:  701777267
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3782S102
    Meeting Type:  AGM
    Meeting Date:  18-Dec-2008
          Ticker:
            ISIN:  EGS3D041C017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the Board of Directors report on the              Mgmt          No vote
       Company's activity for the FYE 30 SEP 2008

2.     Approve the Financial Auditor report for the              Mgmt          No vote
       fiscal period ending 30 SEP 08

3.     Approve the Company's financial statements and            Mgmt          No vote
       the suggested Profit Distribution Scheme for
       the fiscal period ending 30 SEP 2008




--------------------------------------------------------------------------------------------------------------------------
 EL EZZ STEEL REBARS SAE, GIZA                                                               Agenda Number:  701758320
--------------------------------------------------------------------------------------------------------------------------
        Security:  M07095108
    Meeting Type:  AGM
    Meeting Date:  16-Nov-2008
          Ticker:
            ISIN:  EGS3C251C013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Authorize the Board of Directors report on the            Mgmt          No vote
       Company's activity for the FY ending 30 JUN
       2008

2.     Authorize the financial Auditor report for the            Mgmt          No vote
       FY ending 30 JUN 2008

3.     Authorize the Company's financial statements              Mgmt          No vote
       and ending balances for the FY ending 30 JUN
       2008




--------------------------------------------------------------------------------------------------------------------------
 ELSWEDY CABLES                                                                              Agenda Number:  701878021
--------------------------------------------------------------------------------------------------------------------------
        Security:  M398AL106
    Meeting Type:  OGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  EGS3G0Z1C014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the Board of Directors report and its             Mgmt          No vote
       financial positions for the FYE 31 DEC 2008

2.     Approve the Board of Auditors report and its              Mgmt          No vote
       financial statement for the FYE 31 DEC 2008

3.     Approve the financial statement for the YE 31             Mgmt          No vote
       DEC 2008

4.     Approve to release the Board of Directors responsibility  Mgmt          No vote
       upon FYE 31 DEC 2008

5.     Approve to decide the allowances paid to the              Mgmt          No vote
       Board of Directors for attending their meetings

6.     Re-appoint the Auditors for the new of Board              Mgmt          No vote
       of Directors to decide their fees

7.     Approve to delegate the Board of Directors to             Mgmt          No vote
       give donations for the year 2009

8.     Approve the profit distribution                           Mgmt          No vote

9.     Authorize the Board of Directors to make compensation     Mgmt          No vote
       contracts

10.    Approve to delegate the Board of Directors to             Mgmt          No vote
       Employe 2 Non-Executive Board of Directors
       Members

11.    Approve to determine the Chief Executive Officer's        Mgmt          No vote
       salary and the rewards of the Board of Directors
       for the YE 31 DEC 2008




--------------------------------------------------------------------------------------------------------------------------
 ELSWEDY CABLES                                                                              Agenda Number:  701889884
--------------------------------------------------------------------------------------------------------------------------
        Security:  M398AL106
    Meeting Type:  EGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  EGS3G0Z1C014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the raise of the Employee Ownership               Mgmt          No vote
       Plan Securities and amend the compensation
       decree to include Executive Members of the
       Board of Directors

2.     Approve the affiliates Companies warranties               Mgmt          No vote

3.     Authorize the Board of Directors to take a new            Mgmt          No vote
       share in the capital raise through an ocular
       contribution

4.     Amend the Article No 21 from the Company's basic          Mgmt          No vote
       decree




--------------------------------------------------------------------------------------------------------------------------
 EMAAR PROPERTIES, DUBAI                                                                     Agenda Number:  701818380
--------------------------------------------------------------------------------------------------------------------------
        Security:  M4025S107
    Meeting Type:  AGM
    Meeting Date:  24-Mar-2009
          Ticker:
            ISIN:  AE0005802576
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the board of directors              Mgmt          No vote
       on the activities and financial position of
       the company for the fiscal year ending 31st
       DEC 2008

2.     Receive the Auditors report and the Company's             Mgmt          No vote
       financial statements

3.     Approve the Company's balance sheet for the               Mgmt          No vote
       fiscal year ending 31st DEC 2008 as well  as
       the profit and loss account

4.     Approve to discuss the proposal of the Board              Mgmt          No vote
       of Directors regarding non distribution of
       dividends

5.     Grant discharge to the Members of the Board               Mgmt          No vote
       of Directors and Auditors from liability for
       the fiscal year ending 31st DEC 2008

6.     Elect Members of Board of Directors                       Mgmt          No vote

7.     Appoint the Auditors for the year 2009 and determine      Mgmt          No vote
       their remuneration

8.     Approve the  Article 108 of Federal Law no.               Mgmt          No vote
       8 of 1984 and amendments thereto for the Members
       of the Board of Directors to carry on activities
       relating to real  estate

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION AND DUE RECEIPT OF RECORD
       DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EMAAR PROPERTIES, DUBAI                                                                     Agenda Number:  701884670
--------------------------------------------------------------------------------------------------------------------------
        Security:  M4025S107
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  AE0005802576
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Board of Directors              Mgmt          No vote
       on the activities and financial position of
       the Company for the FYE 31 DEC 2008

2.     Receive the Auditors report and the Company's             Mgmt          No vote
       financial statements

3.     Approve the Company's balance sheet for the               Mgmt          No vote
       FYE 31 DEC 2008 as well as the profit and loss
       account

4.     Approve to discuss the proposal of the Board              Mgmt          No vote
       of Directors regarding non distribution of
       dividends

5.     Grant discharge to the Members of the Board               Mgmt          No vote
       of Directors and the Auditors from liability
       for the FYE 31 DEC 2008

6.     Elect the Members of the Board of Directors               Mgmt          No vote

7.     Appoint the Auditors for the year 2009 and approve        Mgmt          No vote
       to determine their remuneration

8.     Grant authority under Article 108 of Federal              Mgmt          No vote
       Law no. 8 of 1984 and the amendments thereto
       for the Members of the Board of Directors to
       carry on activities relating to real estate

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       13 MAY 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GULF BANK                                                                                   Agenda Number:  701770782
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5246Y104
    Meeting Type:  OGM
    Meeting Date:  02-Dec-2008
          Ticker:
            ISIN:  KW0EQ0100028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the capital of the bank               Mgmt          No vote
       from KWD 125,385,118.300 to KWD 250,770,236.600,
       by 100% by the issue of 1,253,851,183 new shares
       of a nominal value of KWD 0.100 plus an issue
       premium of KWD 0.200 these shares will be allotted
       to the shareholders registered in the books
       of the bank as at 26 OCT 2008, and will be
       offered for subscription for a period of 15
       days from the date of invitation by the Board
       of Directors to subscribe to this increase
       the right of the shareholders to subscribe
       to this capital increase shall lapse upon the
       expiry of the said period

2.     Approve that the bank sell its priority right             Mgmt          No vote
       to subscribe to the capital increase through
       the Kuwait Stock Exchange in accordance with
       the provisions of the Resolution 10 of 1987
       of the Minister of Commerce and industry regulating
       the purchase by the shareholding Companies
       of their shares and the method of using the
       purchased shares and the disposal thereof,
       as amended by the ministerial Resolution 11
       of the year 1988, and authorize the Board of
       Directors of the bank to take all actions required
       to give effect to the foregoing




--------------------------------------------------------------------------------------------------------------------------
 GULF BANK                                                                                   Agenda Number:  701771861
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5246Y104
    Meeting Type:  EGM
    Meeting Date:  02-Dec-2008
          Ticker:
            ISIN:  KW0EQ0100028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the capital of the bank               Mgmt          No vote
       from KWD 125,385,118.300 to KWD 250,770,236.600,
       by 100% by the issue of 1,253,851,183 new shares
       of a nominal value of KWD 0.100 plus an issue
       premium of KWD 0.200 these shares will be allotted
       to the shareholders registered in the books
       of the bank as at 26 OCT 2008, and will be
       offered for subscription for a period of 15
       days from the date of invitation by the Board
       of Directors to subscribe to this increase,
       the right of the shareholders to subscribe
       to this capital increase shall lapse upon the
       expiry of the said period

2.     Approve the sale by the bank of its priority              Mgmt          No vote
       right to subscribe to the capital increase
       through the Kuwait Stock Exchange in accordance
       with the provisions of the Resolution 10 of
       1987 of the Minister of Commerce and industry
       regulating the purchase by the shareholding
       Companies of their shares and the method of
       using the purchased shares and the disposal
       thereof, as amended by the ministerial Resolution
       11 of the year 1988, and authorize the Board
       of Directors of the bank to take all actions
       required to give effect to the foregoing provided
       that these shares that remain unsubscribed
       to shall be allocated to the public authority
       for investment

3.     Amend the Article 4 of the Memorandum of Association      Mgmt          No vote
       and Article 5 of the Articles of Association
       of the bank as specified




--------------------------------------------------------------------------------------------------------------------------
 OMAN INTERNATIONAL BANK SAOG                                                                Agenda Number:  701712261
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7524J106
    Meeting Type:  EGM
    Meeting Date:  06-Oct-2008
          Ticker:
            ISIN:  OM0005514233
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the adjustment of the shares nominal              Mgmt          No vote
       value from OMR 1 to 100 Baisa and accordingly
       amend Article 5 of the Banks Articles of Incorporation,
       the resolution shall result in dividing each
       share to 10 shares for the shares registered
       in the shareholders register on the date of
       the EGM that approves this resolution, also
       amend the Banks issued and paid share capital
       from 91,325,718 shares and the authorized capital
       from 100,000,000 shares to 1,000,000,000 shares

2.     Approve the amendment of Article 18 concerning            Mgmt          No vote
       the number of shares qualifying for Board nomination
       to be 3,00,000 shares instead of 10,000 shares
       and the Articles of Incorporation accordingly




--------------------------------------------------------------------------------------------------------------------------
 OMAN TELECOMMUNICATIONS (OMANTEL) S.A.O.G., MUSCAT                                          Agenda Number:  701853699
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7524Z100
    Meeting Type:  OGM
    Meeting Date:  30-Mar-2009
          Ticker:
            ISIN:  OM000A0MSE19
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 540836 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the Board's report on corporate activities        Mgmt          No vote
       for FYE 31 DEC 2008

2.     Approve Company's corporate governance statement          Mgmt          No vote
       for FYE 31 DEC 2008

3.     Approve the Auditors' report on Company's financial       Mgmt          No vote
       statements for FYE 31 DEC 2008

4.     Approve the Boards proposal to distribute cash            Mgmt          No vote
       dividends of 100% of the paid up capital i.e.,
       100 BZA per share

5.     Approve the Interim Dividends                             Mgmt          No vote

6.     Approve the remuneration of the Directors                 Mgmt          No vote

7.     Approve the attendance fees for the Directors             Mgmt          No vote
       and the Committee Members

8.     Approve the related party transactions                    Mgmt          No vote

9.     Approve the charitable donations                          Mgmt          No vote

10.    Approve the Auditors and authorize Board to               Mgmt          No vote
       fix their remuneration Auditors




--------------------------------------------------------------------------------------------------------------------------
 ORASCOM CONSTR INDS S A E                                                                   Agenda Number:  701682230
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7525D108
    Meeting Type:  OGM
    Meeting Date:  30-Aug-2008
          Ticker:
            ISIN:  EGS65901C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to distribute the profits to shareholders         Mgmt          For                            For
       from the retained earnings of the FYE 31 DEC
       2007

2.     Approve the new Members entry within the Board            Mgmt          For                            For
       of Directors Membership




--------------------------------------------------------------------------------------------------------------------------
 ORASCOM CONSTR INDS S A E                                                                   Agenda Number:  701907911
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7525D108
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  EGS65901C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to discuss the Board of Directors report          Mgmt          No vote
       regarding the Company's activity and results
       for the FYE 31 DEC 2008

2.     Approve to discuss the Auditors report on the             Mgmt          No vote
       Company's financial statements for the FYE
       31 DEC 2008

3.     Approve the financial statement for the YE 31             Mgmt          No vote
       DEC 2008

4.     Authorize the Board of Directors decision regarding       Mgmt          No vote
       profit distribution cash on one installment
       or more for the FYE 31 DEC 2008

5.     Approve to modify the capacity of Board of Directors      Mgmt          No vote
       Chief, the Board Member and delegate Board
       of Directors to determine the authority of
       each one of the Board of Directors sign on
       behalf of the Company

6.     Authorize the Board of Directors decisions which          Mgmt          No vote
       was held in the FYE 31 DEC 2008

7.     Approve to release the Board of Directors responsibilitiesMgmt          No vote
       for the FYE 31 DEC 2008

8.     Approve to determine the Board of Directors               Mgmt          No vote
       transportation and attendance allowances for
       the FYE 31 DEC 2008

9.     Approve to renew the financial auditor hiring             Mgmt          No vote
       for the FYE 31 DEC 2008 and to determine its
       fees

10.    Approve the donations done during the FY 2008             Mgmt          No vote
       and the Board of Directors to donate during
       the FYE 31 DEC 2008




--------------------------------------------------------------------------------------------------------------------------
 ORASCOM CONSTR INDS S A E                                                                   Agenda Number:  701907923
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7525D108
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  EGS65901C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to split the Company GDR to make each             Mgmt          No vote
       GDR equal to 1 local share instead of 2

2.     Approve to decrease the issued capital by retiring        Mgmt          No vote
       the gross treasury stocks which were purchased
       will EGM date

3.     Approve to modify Article No.6 and 7 from the             Mgmt          No vote
       Company basic Decree




--------------------------------------------------------------------------------------------------------------------------
 ORASCOM TELECOM S A E                                                                       Agenda Number:  701667086
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7526D107
    Meeting Type:  EGM
    Meeting Date:  06-Aug-2008
          Ticker:
            ISIN:  EGS74081C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to decrease the Company capital and               Mgmt          No vote
       modify issues 6 and 7 from the Company Charter
       according to Law 150 the Executive Policy Law
       159 for year 1981

2.     Approve to modify the Issue No 20                         Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 SIDI KERIR PETROCHEMICALS, ALEXANDRIA                                                       Agenda Number:  701837289
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8411S100
    Meeting Type:  OGM
    Meeting Date:  17-Mar-2009
          Ticker:
            ISIN:  EGS380S1C017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 539749 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Authorize the Board of Directors report and               Mgmt          No vote
       its financial positions for the FYE 31 DEC
       2008

2.     Approve the financial Auditors report on the              Mgmt          No vote
       Company's financial statement for the FYE 31
       DEC 2008

3.     Approve the Company's financial statement for             Mgmt          No vote
       the FYE 31 DEC 2008

4.     Approve the Profit distribution list for the              Mgmt          No vote
       FYE 31 DEC 2008

5.     Approve the Board bonus and allowances for the            Mgmt          No vote
       FY 2009

6.     Approve to renew the hiring of the Auditor and            Mgmt          No vote
       determining his fees for the FY 2009

7.     Authorize the Board of Directors to donate for            Mgmt          No vote
       amount exceeding EGP 100 per each donation
       done during the FYE 31 DEC 2009

8.     Approve to release the Board of Directors responsibilitiesMgmt          No vote
       for the FYE 31 DEC 2008

9.     Approve the formation of Board of Directors               Mgmt          No vote
       for the upcoming period 2009 to 2011




--------------------------------------------------------------------------------------------------------------------------
 TELECOM EGYPT S A E                                                                         Agenda Number:  701850174
--------------------------------------------------------------------------------------------------------------------------
        Security:  M87886103
    Meeting Type:  OGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  EGS48031C016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the Board of Directors report on the              Mgmt          No vote
       Company's activity for the Fiscal period ending
       31 DEC 2008

2.     Receive the Auditor report for the Fiscal period          Mgmt          No vote
       ending 31 DEC 2008

3.     Receive the Financial statements and other financial      Mgmt          No vote
       documents for the Fiscal period ending 31 DEC
       2008

4.     Approve the list of cash dividends distribution           Mgmt          No vote
       for the Fiscal period ending 31 DEC 2008

5.     Approve to discuss the hiring the Auditor for             Mgmt          No vote
       the Fiscal year ending on 31 DEC 2009 and determining
       their Fees

6.     Approve to release the Board of Directors responsibility  Mgmt          No vote
       for the FYE 31 DEC 2008

7.     Approve the Donations for the FY 2008 and authorize       Mgmt          No vote
       the Board of Directors to make donations for
       the FY 2009

8.     Approve the Attendance and transportation for             Mgmt          No vote
       the YE 31 DEC 2009

9.     Approve to extend the contract for Mr. Abdel              Mgmt          No vote
       Hamid Hamdy as Deputy Executive HR Manager
       for one year as of 04 AUG 2009



PowerShares Preferred Portfolio
--------------------------------------------------------------------------------------------------------------------------
 BANK OF AMERICA CORPORATION                                                                 Agenda Number:  933016051
--------------------------------------------------------------------------------------------------------------------------
        Security:  060505559
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2009
          Ticker:  BMLPRQ
            ISIN:  US0605055591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: WILLIAM BARNET, III                 Mgmt          For                            For

1B     ELECTION OF DIRECTOR: FRANK P. BRAMBLE, SR.               Mgmt          For                            For

1C     ELECTION OF DIRECTOR: VIRGIS W. COLBERT                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: JOHN T. COLLINS                     Mgmt          For                            For

1E     ELECTION OF DIRECTOR: GARY L. COUNTRYMAN                  Mgmt          For                            For

1F     ELECTION OF DIRECTOR: TOMMY R. FRANKS                     Mgmt          For                            For

1G     ELECTION OF DIRECTOR: CHARLES K. GIFFORD                  Mgmt          For                            For

1H     ELECTION OF DIRECTOR: KENNETH D. LEWIS                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: MONICA C. LOZANO                    Mgmt          For                            For

1J     ELECTION OF DIRECTOR: WALTER E. MASSEY                    Mgmt          For                            For

1K     ELECTION OF DIRECTOR: THOMAS J. MAY                       Mgmt          For                            For

1L     ELECTION OF DIRECTOR: PATRICIA E. MITCHELL                Mgmt          For                            For

1M     ELECTION OF DIRECTOR: JOSEPH W. PRUEHER                   Mgmt          For                            For

1N     ELECTION OF DIRECTOR: CHARLES O. ROSSOTTI                 Mgmt          For                            For

1O     ELECTION OF DIRECTOR: THOMAS M. RYAN                      Mgmt          For                            For

1P     ELECTION OF DIRECTOR: O. TEMPLE SLOAN, JR.                Mgmt          For                            For

1Q     ELECTION OF DIRECTOR: ROBERT L. TILLMAN                   Mgmt          For                            For

1R     ELECTION OF DIRECTOR: JACKIE M. WARD                      Mgmt          For                            For

02     RATIFICATION OF THE INDEPENDENT REGISTERED PUBLIC         Mgmt          For                            For
       ACCOUNTING FIRM FOR 2009

03     AN ADVISORY (NON-BINDING) VOTE APPROVING EXECUTIVE        Mgmt          For                            For
       COMPENSATION

04     STOCKHOLDER PROPOSAL - DISCLOSURE OF GOVERNMENT           Shr           Against                        For
       EMPLOYMENT

05     STOCKHOLDER PROPOSAL - ADVISORY VOTE ON EXEC              Shr           Against                        For
       COMP

06     STOCKHOLDER PROPOSAL - CUMULATIVE VOTING                  Shr           For                            Against

07     STOCKHOLDER PROPOSAL - SPECIAL STOCKHOLDER MEETINGS       Shr           For                            Against

08     STOCKHOLDER PROPOSAL - INDEPENDENT BOARD CHAIRMAN         Shr           For                            Against

09     STOCKHOLDER PROPOSAL - PREDATORY CREDIT CARD              Shr           Against                        For
       LENDING PRACTICES

10     STOCKHOLDER PROPOSAL - ADOPTION OF PRINCIPLES             Shr           Against                        For
       FOR HEALTH CARE REFORM

11     STOCKHOLDER PROPOSAL - LIMITS ON EXEC COMP                Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC GAS AND ELECTRIC COMPANY                                                            Agenda Number:  933026230
--------------------------------------------------------------------------------------------------------------------------
        Security:  694308206
    Meeting Type:  Annual
    Meeting Date:  13-May-2009
          Ticker:  PCGPRA
            ISIN:  US6943082064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: DAVID R. ANDREWS                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: C. LEE COX                          Mgmt          For                            For

1C     ELECTION OF DIRECTOR: PETER A. DARBEE                     Mgmt          For                            For

1D     ELECTION OF DIRECTOR: MARYELLEN C. HERRINGER              Mgmt          For                            For

1E     ELECTION OF DIRECTOR: ROGER H. KIMMEL                     Mgmt          For                            For

1F     ELECTION OF DIRECTOR: RICHARD A. MESERVE                  Mgmt          For                            For

1G     ELECTION OF DIRECTOR: FORREST E. MILLER                   Mgmt          For                            For

1H     ELECTION OF DIRECTOR: BARBARA L. RAMBO                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: BARRY LAWSON WILLIAMS               Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED     Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM



PowerShares VRDO Tax-Free Weekly Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         PowerShares Exchange-Traded Fund Trust II
By (Signature)       /s/ H. Bruce Bond
Name                 H. Bruce Bond
Title                President
Date                 08/27/2009

Exchange-Traded Fund Trust II
By (Signature)       /s/ H. Bruce Bond
Name                 H. Bruce Bond
Title                President
Date                 08/27/2009